Report of Independent Registered Public Accounting Firm

To the Board of Directors of American United Life Insurance Company and the Contract Owners of AUL American Unit Trust:

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of AUL American Unit Trust indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets and financial highlights for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of AUL American Unit Trust as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Core Opportunities Fund R Class - 06-148 (1)(18)	Invesco Inc Advantage Intl R5 Class - 06-229 (1)(18)
AB Discovery Growth Fund R Class - 06-144 (1)(18)	Invesco Intl Bond A Class - 06-297 (1)(18)
AB Discovery Growth Fund Z Class - 06-GKC (1)(18)	Invesco Intl Bond R6 Class - 06-FYX (1)(18)
AB Discovery Value Fund R Class - 06-149 (1)(18)	Invesco Intl Bond Y Class - 06-754 (1)(18)
AB Discovery Value Fund Z Class - 06-GKF (1)(18)	Invesco Intl Growth A Class - 06-319 (1)(18)
AB Global Bond Fund Z Class - 06-3GC (1)(18)	Invesco Intl Growth R6 Class - 06-FNC (1)(18)
AB High Income Fund Advisor Class - 06-005 (1)(18)	Invesco Intl Growth Y Class - 06-756 (1)(18)
AB High Income Fund R Class - 06-006 (1)(18)	Invesco Intl SmMid Co A Class - 06-764 (1)(18)
AB International Value Fund R Class - 06-153 (1)(18)	Invesco Intl SmMid Co R6 Class - 06-FCC (1)(18)
AB Large Cap Growth Fund Advisor Class - 06-3YR (1)(18)	Invesco Intl SmMId Co Y Class - 06-757 (1)(18)
AB Large Cap Growth Fund Z Class - 06-3FY (1)(18)	Invesco Main St All Cap A Class - 06-766 (1)(18)
AB Small Cap Growth Fund R Class - 06-146 (1)(18)	Invesco Main St Mid Cap A Class - 06-262 (1)(18)
AB Small Cap Growth Portfolio Z Class - 06-GKG (1)(18)	Invesco MAIN ST MID CAP Retirement Class - 06-4HG (1)(19)
AB Sustainable International Thematic Fund R Class - 06-147 (1)(18)	Invesco Main St Mid Cap Y Class - 06-759 (1)(18)
AB Value Fund R Class - 06-151 (1)(18)	Invesco Prt Active Alloc A Class - 06-924 (1)(18)
Alger Balanced Portfolio I-2 Class - 06-505 (1)(18)	Invesco Sen Floating Rate A Class - 06-078 (1)(18)
Alger Capital Appreciation Fund Z Class - 06-CPH (1)(18)	Invesco Sen Floating Rate R6 Class - 06-GCC (1)(18)
Alger Capital Appreciation Institutional Fund I Class - 06-194 (1)(18)	Invesco Small Cap Growth Fund A Class - 06-320 (1)(18)
Alger Capital Appreciation Institutional Fund R Class - 06-196 (1)(18)	Invesco Small Cap Growth Fund R Class - 06-595 (1)(18)

PricewaterhouseCoopersLLP, 101 W. Washington Street, Suite 1300, Indianapolis, IN 46204 T:(317) 222 2202, F: (317) 940 7660, www.pwc.com/us

Alger Capital Appreciation Institutional Fund Y Class - 06-3GX (1)(18)	Invesco Small Cap Growth Fund R6 Class - 06-CXX (1)(18)
Alger Capital Appreciation Portfolio I-2 Class - 06-510 (1)(18)	Invesco Technology Fund A Class - 06-855 (1)(18)
Alger Large Cap Growth Portfolio I-2 Class - 06-500 (1)(18)	Invesco Technology Fund Investor Class - 06-805 (1)(18)
Alger Small Cap Focus Fund Y Class - 06-3GY (1)(18)	Invesco Val Opp Y Inst Class - 06-6KR (2)(22)
Alger Small Cap Focus Fund Z Class - 06-3MP (1)(18)	Invesco Value Opportunities Fund A Class - 06-814 (1)(18)
Alger Small Cap Growth Institutional Fund I Class - 06-197 (1)(18)	Invesco Value Opportunities Fund R Class - 06-813 (1)(18)
Alger Small Cap Growth Institutional Fund R Class - 06-198 (1)(18)	iShares MSCI EAFE International Index Fund K Class - 06-3VK (1)(19)
Allspring Core Plus Bond R6 Retirement Class - 06-4YK (1)(21)	iShares MSCI Total Intl Idx K Class - 06-46N (1)(18)
Allspring Spec Mid Cap Value R6 Class - 06-3J6 (1)(18)	iShares Russell 1000LgCp Idx K Class - 06-46P (1)(19)
Allspring Spec Small Cap Value R6 Class - 06-3JF (1)(18)	iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR (1)(18)
American Beacon International Equity Fund R6 Class - 06-33Y (1)(18)	iShares Russell Mid-Cap Index Fund K Class - 06-3GM (1)(19)
American Beacon Large Cap Value Fund Institutional Class - 06-46F (1)(20)	iShares S&P 500 Index Fund K Class - 06-3G4 (1)(18)
American Beacon Small Cap Value Fund Investor Class - 06-34F (17)(22)	iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM (1)(19)
American Beacon Small Cap Value Fund R6 Class - 06-34C (1)(18)	Janus Henderson Balanced Fund N Class - 06-CYC (1)(18)
American Century One Choice 2025 Portfolio A Class - 06-403 (1)(18)	Janus Henderson Balanced Fund R Class - 06-612 (1)(18)
American Century One Choice 2025 Portfolio Investor Class - 06-413 (1)(18)	Janus Henderson Balanced Portfolio Service Class - 06-611 (1)(18)
American Century One Choice 2025 Portfolio R6 Class - 06-CPT (1)(18)	Janus Henderson Dev World Bond N Class - 06-4TJ (1)(20)
American Century One Choice 2030 Portfolio A Class - 06-404 (1)(18)	Janus Henderson Enterprise Fund A Class - 06-CMC (1)(18)
American Century One Choice 2030 Portfolio Investor Class - 06-414 (1)(18)	Janus Henderson Enterprise Fund N Class - 06-CYF (1)(18)
American Century One Choice 2030 Portfolio R6 Class - 06-CPV (1)(18)	Janus Henderson Enterprise Fund S Class - 06-CMF (1)(18)
American Century One Choice 2035 Portfolio A Class - 06-406 (1)(18)	Janus Henderson Flexible Bond Fund N Class - 06-CYG (1)(18)
American Century One Choice 2035 Portfolio Investor Class - 06-416 (1)(18)	Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601 (1)(18)
American Century One Choice 2035 Portfolio R6 Class - 06-CPW (1)(18)	Janus Henderson Forty Fund A Class - 06-603 (1)(18)
American Century One Choice 2040 Portfolio A Class - 06-407 (1)(18)	Janus Henderson Forty Fund R Class - 06-154 (1)(18)

American Century One Choice 2040 Portfolio Investor Class - 06-417 (1)(18)	Janus Henderson Global Equity Income Fund A Class - 06-GMH (1)(20)
American Century One Choice 2040 Portfolio R6 Class - 06-CPX (1)(18)	Janus Henderson Global Equity Income Fund N Class - 06-GMJ (1)(18)
American Century One Choice 2045 Portfolio A Class - 06-408 (1)(18)	Janus Henderson Global Equity Income Fund S Class - 06-GMK (1)(18)
American Century One Choice 2045 Portfolio Investor Class - 06-418 (1)(18)	Janus Henderson Global Life Sciences Fund N Class - 06-3WT (1)(21)
American Century One Choice 2045 Portfolio R6 Class - 06-CPY (1)(18)	Janus Henderson Global Life Sciences Fund S Class - 06-CGW (1)(18)
American Century One Choice 2050 Portfolio A Class - 06-409 (1)(18)	Janus Henderson Global Research Portfolio Institutional Class - 06-600 (1)(18)
American Century One Choice 2050 Portfolio Investor Class - 06-419 (1)(18)	Janus Henderson Global Technology Fund N Class - 06-3CM (1)(18)
American Century One Choice 2050 Portfolio R6 Class - 06-CRC (1)(18)	Janus Henderson Growth and Income Fund R Class - 06-156 (1)(18)
American Century One Choice 2055 Portfolio A Class - 06-437 (1)(18)	Janus Henderson Mid Cap Value Fund A Class - 06-604 (1)(18)
American Century One Choice 2055 Portfolio Investor Class - 06-436 (1)(18)	Janus Henderson Mid Cap Value Fund R Class - 06-261 (1)(18)
American Century One Choice 2055 Portfolio R6 Class - 06-CRF (1)(18)	Janus Henderson Mid Cap Value Portfolio Service Class - 06-259 (1)(18)
American Century One Choice 2060 Portfolio A Class - 06-CKR (1)(18)	Janus Henderson Multi-Sector Income Fund N Class - 06-3GW (1)(19)
American Century One Choice 2060 Portfolio Investor Class - 06-CKT (1)(18)	Janus Henderson Research Fund A Class - 06-888 (1)(18)
American Century One Choice 2060 Portfolio R6 Class - 06-CRG (1)(18)	Janus Henderson Small Cap Value Fund N Class - 06-FCH (1)(18)
American Century One Choice In Retirement Portfolio A Class - 06-426 (1)(18)	Janus Henderson Small Cap Value Fund Service Class - 06-615 (1)(18)
American Century One Choice In Retirement Portfolio Investor Class - 06-427 (1)(18)	Janus Henderson Triton Fund A Class - 06-889 (1)(18)
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH (1)(18)	Janus Henderson Triton Fund N Class - 06-CYH (1)(18)
American Century Disc Core Value Fund Investor Class - 06-460 (1)(18)	Janus Henderson Triton Fund Service Class - 06-921 (1)(18)
American Century Disciplined Growth Fund A Class - 06-697 (1)(18)	Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954 (1)(18)
American Century Disciplined Growth Fund Investor Class - 06-694 (1)(18)	Janus Henderson Venture Fund N Class - 06-3P3 (1)(18)
American Century Diversified Bond Fund A Class - 06-722 (1)(18)	JHancock Disc Val Mid Cap R6 Class - 06-4TN (1)(21)
American Century Diversified Bond Fund Investor Class - 06-721 (1)(18)	JHancock Intl Growth R6 Class - 06-64P (17)(22)
American Century Emerging Markets Fund A Class - 06-204 (1)(18)	JHancock MM LF Aggressive R6 Class - 06-4FG (17)(22)
American Century Emerging Markets Fund Investor Class - 06-206 (1)(18)	JHancock MM LF Balanced R6 Class - 06-4FC (17)(22)

American Century Emerging Markets Fund R6 Class - 06-CPK (1)(18)	JHancock MM LF Growth R6 Class - 06-4FF (17)(22)
American Century Equity Growth Fund A Class - 06-175 (1)(18)	JHancock MM LF Moderate R6 Class - 06-4F9 (17)(22)
American Century Equity Growth Fund Investor Class - 06-048 (1)(19)	John Hancock Balanced Fund R6 Class - 06-3TF (17)(22)
American Century Equity Income Fund A Class - 06-285 (1)(18)	John Hancock Bond Fund R6 Class - 06-3HM (1)(18)
American Century Equity Income Fund Investor Class - 06-475 (1)(18)	John Hancock ESG Core Bond Fund R6 Class - 06-3X7 (17)(22)
American Century Equity Income Fund R6 Class - 06-CPM (1)(18)	John Hancock ESG International Equity Fund R6 Class - 06-3X6 (17)(22)
American Century Ginnie Mae A Class - 06-435 (1)(18)	John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4 (17)(22)
American Century Growth Fund A Class - 06-445 (1)(18)	JPMorgan Core Bond R6 Retirement Class - 06-6HY (14)(22)
American Century Growth Fund R6 Class - 06-CPN (1)(18)	JPMorgan Core Plus Bond Fund R6 Class - 06-3W6 (1)(19)
American Century Heritage Fund A Class - 06-290 (1)(18)	JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN (1)(19)
American Century Heritage Fund Investor Class - 06-046 (1)(18)	JPMorgan Equity Income Fund R4 Class - 06-FXX (1)(18)
American Century Heritage Fund R6 Class - 06-CPP (1)(18)	JPMorgan Equity Income Fund R6 Class - 06-FXY (1)(18)
American Century Inflation-Adjusted Bond Fund A Class - 06-185 (1)(18)	JPMorgan Global Allocation R6 Class - 06-4FH (1)(21)
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW (1)(18)	JPMorgan Global Bond Opps R6 Class - 06-4GH (1)(19)
American Century International Bond Investor Class - 06-422 (1)(18)	JPMorgan Government Bond Fund R4 Class - 06-FYC (1)(18)
American Century International Growth A Class - 06-325 (1)(18)	JPMorgan Government Bond Fund R6 Class - 06-FYF (1)(18)
American Century International Growth Investor Class - 06-420 (1)(18)	JPMorgan Income R6 Class - 06-4GJ (1)(20)
American Century International Opp Fund Investor Class - 06-3VG (1)(20)	JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ (1)(18)
American Century International Opportunities Fund A Class - 06-3VH (1)(18)	JPMorgan Large Cap Value Fund R6 Class - 06-3GF (1)(18)
American Century Large Company Value A Class - 06-355 (1)(18)	JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG (1)(18)
American Century Mid Cap Value Fund A Class - 06-395 (1)(18)	JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH (1)(18)
American Century Mid Cap Value Fund Investor Class - 06-396 (1)(18)	JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ (1)(18)
American Century Mid Cap Value Fund R6 Class - 06-CRJ (1)(18)	JPMorgan Mid Cap Value Fund R6 Class - 06-FYK (1)(18)
American Century One Chc Blnd 2020 R6 Class - 06-66W (1)(21)	JPMorgan Sm Cap Equity I Inst Class - 06-4MR (17)(22)

American Century One Chc Blnd 2025 R6 Class - 06-66X (1)(21)	JPMorgan Small Cap Growth Fund R6 Class - 06-3JM (1)(18)
American Century One Chc Blnd 2030 R6 Class - 06-66Y (1)(21)	JPMorgan Small Cap Value Fund R6 Class - 06-44Y (1)(20)
American Century One Chc Blnd 2035 R6 Class - 06-67C (1)(21)	JPMorgan SmartRet Blnd 2065 R6 Retirement Class - 06-6R9 (6)(22)
American Century One Chc Blnd 2040 R6 Class - 06-67F (1)(21)	JPMorgan SmartRetire 2020 R6 Class - 06-46R (1)(21)
American Century One Chc Blnd 2045 R6 Class - 06-67G (1)(21)	JPMorgan SmartRetire 2025 R6 Class - 06-46T (1)(21)
American Century One Chc Blnd 2050 R6 Class - 06-67H (1)(21)	JPMorgan SmartRetire 2030 R6 Class - 06-46V (1)(21)
American Century One Chc Blnd 2060 R6 Class - 06-67K (1)(21)	JPMorgan SmartRetire 2035 R6 Class - 06-46W (1)(21)
American Century One Chc Blnd 2065 R6 Class - 06-67M (1)(21)	JPMorgan SmartRetire 2040 R6 Class - 06-46X (1)(21)
American Century One Choice 2065 A Class - 06-63T (1)(20)	JPMorgan SmartRetire 2045 R6 Class - 06-46Y (1)(19)
American Century One Choice 2065 Inv Class - 06-63N (1)(20)	JPMorgan SmartRetire 2050 R6 Class - 06-47C (1)(21)
American Century One Choice 2065 R6 Class - 06-63X (1)(20)	JPMorgan SmartRetire 2055 R6 Class - 06-47F (1)(21)
American Century Real Estate Fund A Class - 06-380 (1)(18)	JPMorgan SmartRetire 2060 R6 Class - 06-47G (1)(21)
American Century Real Estate Fund Investor Class - 06-269 (1)(18)	JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN (1)(18)
American Century Real Estate Fund R6 Class - 06-CRK (1)(18)	JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP (1)(18)
American Century Select A Class - 06-240 (1)(18)	JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR (1)(18)
American Century Select Investor Class - 06-440 (1)(18)	JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT (1)(18)
American Century Small Cap Growth A Class - 06-200 (1)(18)	JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV (1)(18)
American Century Small Cap Growth R6 Class - 06-6C7 (7)(21)	JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW (1)(18)
American Century Small Cap Value Fund A Class - 06-390 (1)(18)	JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX (1)(18)
American Century Small Cap Value Fund Investor Class - 06-470 (1)(18)	JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY (1)(18)
American Century Small Cap Value Fund R6 Class - 06-CRM (1)(18)	JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC (1)(18)
American Century Small Company A Class - 06-385 (1)(18)	JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF (1)(18)
American Century Strategic Allocation: Aggressive Fund A Class - 06-400 (1)(18)	JPMorgan U.S. Small Company Fund R4 Class - 06-FYM (1)(18)
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480 (1)(18)	JPMorgan U.S. Small Company Fund R6 Class - 06-FYN (1)(18)

American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN (1)(18)	JPMorgan US Equity R6 Class - 06-4TC (1)(20)
American Century Strategic Allocation: Conservative Fund A Class - 06-405 (1)(18)	JPMorgan Value Advantage Fund R6 Class - 06-GJJ (1)(18)
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485 (1)(18)	Knights of Columbus Core Bond Institutional Class - 06-FRN (1)(18)
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP (1)(18)	Knights of Columbus Intl Eq Institutional Class - 06-FRP (1)(18)
American Century Strategic Allocation: Moderate Fund A Class - 06-415 (1)(18)	Knights of Columbus Lg Gr Institutional Class - 06-FRR (1)(18)
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490 (1)(18)	Knights of Columbus Lg Val Institutional Class - 06-FRT (1)(18)
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR (1)(18)	Knights Of Columbus Small Cap Institutional Class - 06-FRV (1)(18)
American Century Ultra Fund A Class - 06-430 (1)(18)	Loomis Sayles Small Cap Growth Fund N Class - 06-3JG (1)(18)
American Century Ultra Fund Investor Class - 06-450 (1)(18)	Lord Abbett Bond Debenture R6 Class - 06-4F6 (1)(19)
American Century Ultra Fund R6 Class - 06-CRT (1)(18)	Lord Abbett Bond-Debenture Fund R3 Class - 06-072 (1)(18)
American Century VP Capital Appreciation Fund I Class - 06-410 (1)(18)	Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT (1)(18)
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957 (1)(18)	Lord Abbett Developing Growth Fund P Class - 06-960 (1)(18)
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958 (1)(18)	Lord Abbett Developing Growth Fund R3 Class - 06-369 (1)(18)
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV (1)(18)	Lord Abbett Developing Growth Fund R5 Class - 06-CJW (1)(20)
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959 (1)(18)	Lord Abbett Developing Growth Fund R6 Class - 06-CYJ (1)(20)
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969 (1)(18)	Lord Abbett Dividend Growth Fund R3 Class - 06-424 (1)(18)
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW (1)(18)	Lord Abbett Dividend Growth Fund R5 Class - 06-CJV (1)(18)
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971 (1)(18)	Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK (1)(20)
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972 (1)(18)	Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX (1)(20)
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX (1)(18)	Lord Abbett Growth Leaders Fund I Class - 06-948 (1)(18)
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973 (1)(18)	Lord Abbett Growth Leaders Fund R3 Class - 06-951 (1)(18)
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974 (1)(18)	Lord Abbett Growth Leaders Fund R5 Class - 06-CJY (1)(18)
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY (1)(18)	Lord Abbett Growth Opportunities Fund P Class - 06-965 (1)(18)
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976 (1)(18)	Lord Abbett Growth Opportunities Fund R3 Class - 06-371 (1)(18)

American Funds 2030 Target Date Retirement Fund R4 Class - 06-977 (1)(18)	Lord Abbett High Yield Fund A Class - 06-057 (1)(18)
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC (1)(18)	Lord Abbett High Yield Fund R3 Class - 06-073 (1)(18)
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978 (1)(18)	Lord Abbett High Yield Fund R5 Class - 06-CKF (1)(18)
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979 (1)(18)	Lord Abbett High Yield Fund R6 Class - 06-CYK (1)(18)
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF (1)(18)	Lord Abbett Inc Fund R6 Class - 06-3WG (17)(22)
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981 (1)(18)	Lord Abbett International Opportunities Fund R3 Class - 06-36C (1)(18)
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982 (1)(18)	Lord Abbett International Opportunities Fund R5 Class - 06-36F (1)(18)
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG (1)(18)	Lord Abbett International Opportunities Fund R6 Class - 06-36G (1)(18)
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983 (1)(18)	Lord Abbett Mid Cap Stock Fund P Class - 06-970 (1)(18)
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984 (1)(18)	Lord Abbett Mid Cap Stock Fund R3 Class - 06-961 (1)(18)
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH (1)(18)	Lord Abbett Small Cap Value Fund R3 Class - 06-962 (1)(18)
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996 (1)(18)	Lord Abbett Total Return Fund I Class - 06-949 (1)(18)
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997 (1)(18)	Lord Abbett Total Return Fund R3 Class - 06-952 (1)(18)
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ (1)(18)	Lord Abbett Total Return Fund R5 Class - 06-CKJ (1)(18)
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998 (1)(18)	Lord Abbett Total Return Fund R6 Class - 06-3RJ (1)(19)
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999 (1)(18)	Lord Abbett Value Opportunities Fund A Class - 06-967 (1)(18)
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK (1)(18)	Lord Abbett Value Opportunities Fund P Class - 06-025 (1)(18)
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC (1)(18)	Lord Abbett Value Opportunities Fund R3 Class - 06-968 (1)(18)
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF (1)(18)	Lord Abbett Value Opportunities Fund R6 Class - 06-FYP (1)(18)
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM (1)(18)	MainStay Large Cap Growth Fund R6 Class - 06-3HY (1)(20)
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY (1)(19)	MainStay WMC Value R6 Class - 06-6NH (5)(22)
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3 (1)(19)	Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222 (1)(18)
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4 (1)(19)	Manning & Napier Pro-Blend Extended Term Series S Class - 06-223 (1)(18)
American Funds AMCAP Fund R3 Class - 06-182 (1)(18)	Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224 (1)(18)

American Funds AMCAP Fund R4 Class - 06-207 (1)(18)	Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226 (1)(18)
American Funds AMCAP Fund R6 Class - 06-CTN (1)(18)	Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW (1)(21)
American Funds American Balanced Fund R3 Class - 06-447 (1)(18)	Met West Total Return Bd P Class - 06-47P (1)(18)
American Funds American Balanced Fund R4 Class - 06-446 (1)(18)	MFS Aggressive Growth Allocation Fund R2 Class - 06-074 (1)(18)
American Funds American Balanced Fund R6 Class - 06-CTP (1)(18)	MFS Aggressive Growth Allocation Fund R3 Class - 06-058 (1)(18)
American Funds American High Income Trust R3 Class - 06-184 (1)(18)	MFS Conservative Allocation Fund R2 Class - 06-075 (1)(18)
American Funds American High Income Trust R4 Class - 06-208 (1)(18)	MFS Conservative Allocation Fund R3 Class - 06-059 (1)(18)
American Funds American High-Income Trust R6 Class - 06-3MC (1)(18)	MFS Core Equity Fund R6 Class - 06-3W7 (1)(19)
American Funds American Mutual Fund R4 Class - 06-3MK (1)(18)	MFS Emerging Markets Debt Fund R2 Class - 06-013 (1)(18)
American Funds American Mutual Fund R6 Class - 06-3M3 (1)(18)	MFS Emerging Markets Debt Fund R6 Class - 06-CYM (1)(18)
American Funds Capital Income Builder R4 Class - 06-3MM (1)(20)	MFS Global Bond R6 Class - 06-4TK (1)(21)
American Funds Capital Income Builder R6 Class - 06-3M6 (1)(18)	MFS Global Real Estate R6 Class - 06-4FM (1)(20)
American Funds Capital World Bond Fund R6 Class - 06-GFN (1)(18)	MFS Growth Allocation Fund R2 Class - 06-076 (1)(18)
American Funds Capital World Growth and Income Fund R3 Class - 06-183 (1)(18)	MFS Growth Allocation Fund R3 Class - 06-060 (1)(18)
American Funds Capital World Growth and Income Fund R4 Class - 06-211 (1)(18)	MFS Growth Fund R6 Class - 06-CYN (1)(18)
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR (1)(18)	MFS International Diversification Fund R6 Class - 06-3MF (1)(18)
American Funds EuroPacific Growth Fund R3 Class - 06-181 (1)(18)	MFS International Growth Fund R6 Class - 06-49X (1)(19)
American Funds EuroPacific Growth Fund R4 Class - 06-212 (1)(18)	MFS International New Discovery Fund A Class - 06-360 (1)(18)
American Funds EuroPacific Growth Fund R5 Class - 06-296 (1)(18)	MFS International New Discovery Fund R2 Class - 06-379 (1)(18)
American Funds EuroPacific Growth Fund R6 Class - 06-CTT (1)(18)	MFS International New Discovery Fund R6 Class - 06-CYP (1)(18)
American Funds Fundamental Investors R3 Class - 06-213 (1)(18)	MFS International Value Fund R2 Class - 06-822 (1)(18)
American Funds Fundamental Investors R4 Class - 06-214 (1)(18)	MFS International Value Fund R3 Class - 06-773 (1)(18)
American Funds Fundamental Investors R6 Class - 06-CTV (1)(18)	MFS International Value Fund R6 Class - 06-CYR (1)(18)
American Funds Global Balanced Fund R6 Class - 06-3M9 (1)(19)	MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387 (1)(18)

American Funds Inflation Linked Bond Fund R6 Class - 06-3G9 (1)(18)	MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386 (1)(18)
American Funds Intermediate Bond Fund of America R3 Class - 06-186 (1)(18)	MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT (1)(18)
American Funds Intermediate Bond Fund of America R4 Class - 06-209 (1)(18)	MFS Mid Cap Growth Fund A Class - 06-365 (1)(18)
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH (1)(18)	MFS Mid Cap Growth Fund R6 Class - 06-GNF (1)(18)
American Funds Intl Growth and Income Fund R6 Class - 06-3M4 (1)(20)	MFS Mid Cap Value Fund R2 Class - 06-922 (1)(18)
American Funds Investment Company of America R6 Class - 06-3GH (1)(18)	MFS Mid Cap Value Fund R3 Class - 06-891 (1)(18)
American Funds New Perspective Fund R3 Class - 06-502 (1)(18)	MFS Mid Cap Value Fund R6 Class - 06-CYV (1)(18)
American Funds New Perspective Fund R4 Class - 06-503 (1)(18)	MFS Moderate Allocation Fund R3 Class - 06-061 (1)(18)
American Funds New Perspective Fund R6 Class - 06-CTW (1)(18)	MFS New Discovery Fund R2 Class - 06-298 (1)(18)
American Funds New World Fund R3 Class - 06-691 (1)(18)	MFS New Discovery Fund R3 Class - 06-299 (1)(18)
American Funds New World Fund R4 Class - 06-689 (1)(18)	MFS Technology Fund R2 Class - 06-CMG (1)(18)
American Funds New World Fund R6 Class - 06-CTX (1)(18)	MFS Technology Fund R3 Class - 06-CMH (1)(18)
American Funds SMALLCAP World Fund R3 Class - 06-333 (1)(18)	MFS Technology Fund R6 Class - 06-CYW (1)(18)
American Funds SMALLCAP World Fund R4 Class - 06-332 (1)(18)	MFS Total Return Bond Fund R6 Class - 06-3TH (17)(20)
American Funds SMALLCAP World Fund R6 Class - 06-CTY (1)(18)	MFS Total Return Fund R6 Class - 06-3JR (1)(19)
American Funds The Bond Fund of America R6 Class - 06-39V (1)(18)	MFS Utilities Fund R2 Class - 06-389 (1)(18)
American Funds The Growth Fund of America R3 Class - 06-179 (1)(18)	MFS Utilities Fund R3 Class - 06-388 (1)(18)
American Funds The Growth Fund of America R4 Class - 06-216 (1)(18)	MFS Utilities Fund R6 Class - 06-39X (1)(20)
American Funds The Growth Fund of America R6 Class - 06-CVC (1)(18)	MFS Value Fund A Class - 06-375 (1)(18)
American Funds The Income Fund of America R4 Class - 06-3MN (1)(19)	MFS Value Fund R6 Class - 06-CYX (1)(18)
American Funds The Income Fund of America R6 Class - 06-3M7 (1)(18)	Monteagle Opportunity Equity Fund Investor Class - 06-105 (1)(21)
American Funds The New Economy Fund R6 Class - 06-3KY (1)(18)	Nationwide Geneva SmCp Gr R6 Class - 06-47T (1)(21)
American Funds U.S. Government Securities Fund R6 Class - 06-3TK (1)(20)	Neuberger Berman Emerging Markets Equity Fund A Class - 06-015 (1)(18)
American Funds Washington Mutual Investors Fund R3 Class - 06-449 (1)(18)	Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016 (1)(18)

American Funds Washington Mutual Investors Fund R4 Class - 06-448 (1)(18)	Neuberger Berman Focus Fund Advisor Class - 06-880 (1)(18)
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF (1)(18)	Neuberger Berman Intnsc Val R6 Class - 06-47J (1)(21)
AMG GW&K Small Mid Cap Inst Class - 06-4TG (1)(20)	Neuberger Berman Large Cap Value Fund Advisor Class - 06-900 (1)(18)
AMG GW&K Small Mid Cap N Class - 06-4TH (1)(20)	Neuberger Berman Lg Cap Val R6 Class - 06-4XP (1)(20)
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW (1)(18)	Neuberger Berman Small Cap Growth Fund A Class - 06-868 (1)(18)
AQR Large Cap Multi-Style Fund N Class - 06-CCC (1)(18)	Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895 (1)(18)
AQR Small Cap Multi-Style Fund N Class - 06-CCF (1)(21)	Neuberger Berman Small Cap Growth Fund R3 Class - 06-867 (1)(18)
Ariel Appreciation Fund Investor Class - 06-335 (1)(18)	Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP (1)(20)
Ariel Fund Investor Class - 06-330 (1)(18)	Neuberger Berman Strat Inc R6 Class - 06-64R (1)(21)
Ave Maria Growth Fund - 06-082 (1)(18)	Neuberger Berman Sustainable Equity Fund A Class - 06-CNY (1)(18)
Ave Maria Rising Dividend Fund - 06-084 (1)(18)	Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC (1)(18)
Ave Maria Value Fund - 06-081 (1)(18)	Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7 (1)(21)
Ave Maria World Equity Fund - 06-085 (1)(18)	North Square Multi Strategy Fund A Class - 06-839 (1)(18)
Baird Aggregate Bond Inst Class - 06-4TP (1)(21)	North Square Oak Ridge Small Cap Growth Fund A Class - 06-629 (1)(18)
Baird Core Plus Bond Inst Class - 06-4RC (1)(21)	Northern Small Cap Value Fund R Class - 06-492 (1)(18)
Baird Short-Term Bond Inst Class - 06-4XC (17)(22)	Northern U.S. Quality ESG Fund - 06-49V (17)(22)
Baron Emerging Markets Fund R6 Class - 06-3J9 (1)(19)	Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237 (1)(18)
BlackRock Advg Small Cap Gr K Class - 06-46J (17)(22)	Nuveen Mid Cap Value Fund A Class - 06-234 (1)(18)
BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM (1)(21)	Nuveen Mid Cap Value Fund R6 Class - 06-3JK (1)(20)
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529 (1)(18)	Nuveen Real Estate Securities Fund A Class - 06-324 (1)(18)
BlackRock Equity Dividend Fund Institutional Class - 06-587 (1)(18)	Nuveen Real Estate Securities Fund R6 Class - 06-FYR (1)(18)
BlackRock Equity Dividend Fund K Class - 06-FRW (1)(18)	Nuveen Small Cap Select Fund A Class - 06-239 (1)(18)
BlackRock Global Allocation Fund Institutional Class - 06-528 (1)(18)	Nuveen Small Cap Value Fund A Class - 06-242 (1)(18)
BlackRock Global Allocation Fund K Class - 06-FRX (1)(18)	Nuveen Small Cap Value Fund R6 Class - 06-FYT (1)(18)

BlackRock Global Allocation Fund R Class - 06-527 (1)(18)	Parnassus Core Equity Fund Investor Class - 06-497 (1)(18)
BlackRock GNMA Inv A Class - 06-4WH (1)(20)	Parnassus Mid Cap Fund - 06-498 (1)(18)
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM (1)(18)	Parnassus Mid Cap Growth Fund - 06-496 (1)(18)
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ (1)(18)	Pax Global Environmental Markets Fund Investor Class - 06-569 (1)(18)
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN (1)(18)	Pax Sustainable Alloc Inv Investor Class - 06-568 (1)(18)
BlackRock High Yield Bond Portfolio K Class - 06-33K (1)(18)	Payden Emerging Markets Bond Investor Class - 06-501 (1)(18)
BlackRock High Yield Bond Portfolio R Class - 06-CHR (1)(18)	Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468 (17)(22)
BlackRock High Yield Bond Portfolio Service Class - 06-CHP (1)(18)	PGIM Day One 2020 Fund R6 Class - 06-44K (1)(18)
BlackRock Inflation Protected Bond Fund K Class - 06-3N3 (1)(19)	PGIM Day One 2025 Fund R6 Class - 06-44M (1)(18)
BlackRock LifePath Index 2025 Fund K Class - 06-CVM (1)(19)	PGIM Day One 2030 Fund R6 Class - 06-44N (1)(18)
BlackRock LifePath Index 2030 Fund K Class - 06-CVN (1)(19)	PGIM Day One 2035 Fund R6 Class - 06-44P (1)(18)
BlackRock LifePath Index 2035 Fund K Class - 06-CVP (1)(19)	PGIM Day One 2040 Fund R6 Class - 06-44R (1)(18)
BlackRock LifePath Index 2040 Fund K Class - 06-CVR (1)(19)	PGIM Day One 2045 Fund R6 Class - 06-44T (1)(18)
BlackRock LifePath Index 2045 Fund K Class - 06-CVT (1)(19)	PGIM Day One 2050 Fund R6 Class - 06-44V (1)(18)
BlackRock LifePath Index 2050 Fund K Class - 06-CVV (1)(19)	PGIM Day One 2055 Fund R6 Class - 06-44W (1)(18)
BlackRock LifePath Index 2055 Fund K Class - 06-CVW (1)(19)	PGIM Day One 2060 Fund R6 Class - 06-44X (1)(18)
BlackRock LifePath Index 2060 Fund K Class - 06-CVX (1)(19)	PGIM Day One Income Fund R6 Class - 06-44G (1)(18)
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3 (1)(19)	PGIM Global Real Estate Fund A Class - 06-531 (1)(18)
BlackRock LifePath Index Retirement Fund K Class - 06-CVY (1)(19)	PGIM Global Real Estate Fund R2 Class - 06-3FN (1)(19)
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG (1)(18)	PGIM Global Real Estate Fund R4 Class - 06-3FP (1)(18)
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH (1)(18)	PGIM Global Real Estate Fund R6 Class - 06-FCX (1)(18)
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ (1)(18)	PGIM Global Real Estate Fund Z Class - 06-526 (1)(18)
BlackRock Strategic Global Bond Fund R Class - 06-4PX (1)(21)	PGIM Global Total Return Fund R6 Class - 06-3XW (1)(19)
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG (1)(18)	PGIM Global Total Return R4 Retirement Class - 06-6CF (8)(21)

BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH (1)(18)	PGIM High Yield Fund A Class - 06-533 (1)(18)
BlackRock Total Return Fund A Class - 06-093 (1)(18)	PGIM High Yield Fund Z Class - 06-532 (1)(18)
BlackRock Total Return Fund K Class - 06-CWC (1)(18)	PGIM High-Yield Fund R2 Class - 06-3FH (1)(18)
BlackRock Total Return Fund R Class - 06-901 (1)(18)	PGIM High-Yield Fund R4 Class - 06-3FJ (1)(18)
BNY Mellon Bond Market Index I Class - 06-47M (1)(21)	PGIM High-Yield Fund R6 Class - 06-FCY (1)(18)
BNY Mellon Natural Resources Fund I Class - 06-CCY (1)(18)	PGIM Jennison Financial Services Fund A Class - 06-456 (1)(18)
BNY Mellon Natural Resources Fund Y Class - 06-39Y (1)(19)	PGIM Jennison Financial Services Fund Z Class - 06-457 (1)(18)
Boston Trust SMID Cap Other Class - 06-6KT (2)(22)	PGIM Jennison Focused Growth Fund A Class - 06-079 (1)(20)
Brandywine Global Corp Credit Y Inst Class - 06-4PC (17)(22)	PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ (1)(19)
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709 (1)(18)	PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9 (1)(20)
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3 (1)(20)	PGIM Jennison Health Sciences Fund A Class - 06-458 (1)(18)
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714 (1)(18)	PGIM Jennison Health Sciences Fund R6 Class - 06-FFC (1)(21)
Calamos Market Neutral Income R6 Class - 06-66R (1)(21)	PGIM Jennison Health Sciences Fund Z Class - 06-459 (1)(18)
Calvert Balanced R6 Class - 06-4FJ (1)(21)	PGIM Jennison Mid Cap Growth Fund A Class - 06-461 (1)(18)
Calvert Equity Portfolio A Class - 06-345 (1)(18)	PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF (1)(18)
Calvert Income Fund A Class - 06-340 (1)(18)	PGIM Jennison Mid Cap Growth Fund Z Class - 06-462 (1)(18)
Calvert Small Cap Fund A Class - 06-516 (1)(18)	PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF (17)(22)
Calvert Small Cap R6 Class - 06-4FN (1)(20)	PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG (17)(22)
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX (1)(18)	PGIM Jennison Natural Resources Fund A Class - 06-453 (1)(18)
Calvert VP SRI Mid Cap Growth Portfolio - 06-520 (1)(18)	PGIM Jennison Natural Resources Fund R6 Class - 06-FFG (1)(18)
Carillon Eagle MidCap Gr R6 R Class - 06-6NJ (5)(22)	PGIM Jennison Natural Resources Fund Z Class - 06-454 (1)(18)
ClearBridge Aggressive Growth Fund FI Class - 06-711 (1)(20)	PGIM Jennison Small Company Fund A Class - 06-589 (1)(18)
ClearBridge Appreciation Fund FI Class - 06-712 (1)(18)	PGIM Jennison Small Company Fund R2 Class - 06-3FR (1)(21)
ClearBridge Appreciation Fund IS Class - 06-3G6 (1)(18)	PGIM Jennison Small Company Fund R4 Class - 06-3FW (1)(21)

ClearBridge Appreciation Fund R Class - 06-717 (1)(19)	PGIM Jennison Small Company Fund R6 Class - 06-GJN (1)(18)
ClearBridge International Growth Fund IS Class - 06-3XJ (1)(18)	PGIM Jennison Small Company Fund Z Class - 06-593 (1)(18)
ClearBridge Large Cap Growth Fund A Class - 06-GJV (1)(18)	PGIM QMA Mid Cap Value Fund A Class - 06-080 (1)(18)
ClearBridge Large Cap Growth Fund IS Class - 06-GJW (1)(18)	PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF (1)(18)
ClearBridge Large Cap Growth Fund R Class - 06-GJX (1)(18)	PGIM QMA Mid Cap Value Fund Z Class - 06-064 (1)(18)
ClearBridge Mid Cap I Class - 06-47N (1)(20)	PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP (1)(19)
ClearBridge Sm Cap Gr Inst Class - 06-64M (1)(21)	PGIM Total Return Bond Fund A Class - 06-538 (1)(18)
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF (1)(20)	PGIM Total Return Bond Fund R2 Class - 06-3FK (1)(18)
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT (1)(18)	PGIM Total Return Bond Fund R4 Class - 06-3FM (1)(18)
Cohen & Steers Realty Shares Fund - 06-3KV (1)(20)	PGIM Total Return Bond Fund R6 Class - 06-FFH (1)(18)
Columbia Acorn International Fund A Class - 06-693 (1)(18)	PGIM Total Return Bond Fund Z Class - 06-537 (1)(18)
Columbia Acorn International Fund Advisor Class - 06-863 (1)(18)	PIMCO All Asset Fund Admin Class - 06-706 (1)(18)
Columbia Acorn International Fund Institutional 3 Class - 06-CWF (1)(20)	PIMCO All Asset Fund Institutional Class - 06-3FC (1)(18)
Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M (1)(21)	PIMCO All Asset Fund R Class - 06-017 (1)(18)
Columbia Capital Allocation Agrsv Inst Class - 06-66P (1)(21)	PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018 (1)(18)
Columbia Capital Allocation Cnsrv A Class - 06-66C (1)(21)	PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG (1)(21)
Columbia Capital Allocation Cnsrv Inst Class - 06-66F (1)(21)	PIMCO Commodity Real Return Strategy Fund R Class - 06-019 (1)(18)
Columbia Capital Allocation Mod Inst Class - 06-66J (1)(21)	PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM (17)(22)
Columbia Contrarian Core Fund A Class - 06-902 (1)(18)	PIMCO High Yield Fund Admin Class - 06-760 (1)(18)
Columbia Contrarian Core Fund Advisor Class - 06-095 (1)(18)	PIMCO High Yield Fund Institutional Class - 06-FCJ (1)(18)
Columbia Contrarian Core Institutional 3 Class - 06-46K (1)(21)	PIMCO High Yield Fund R Class - 06-705 (1)(18)
Columbia Dividend Income Fund A Class - 06-903 (1)(18)	PIMCO Income Fund Admin Class - 06-768 (1)(18)
Columbia Dividend Income Fund Advisor Class - 06-096 (1)(18)	PIMCO Income Fund Institutional Class - 06-FCK (1)(18)
Columbia Dividend Income I3 Class - 06-4FK (1)(19)	PIMCO Income Fund R Class - 06-769 (1)(18)

Columbia Emerging Markets Bond Fund A Class - 06-438 (1)(18)	PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ (1)(19)
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG (1)(18)	PIMCO Intl Bond UnHdg Instl Class - 06-6FR (10)(22)
Columbia Intg Large Cap Growth Inst A Class - 06-67P (7)(21)	PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH (1)(19)
Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R (7)(21)	PIMCO RAE US Small Instl Class - 06-6JG (13)(21)
Columbia Intg Small Cap Growth A Class - 06-67T (7)(21)	PIMCO Real Return Fund Admin Class - 06-707 (1)(18)
Columbia Mid Cap Growth A Class - 06-64V (1)(21)	PIMCO Real Return Fund Institutional Class - 06-FCM (1)(18)
Columbia Mid Cap Index Fund A Class - 06-334 (1)(18)	PIMCO Real Return Fund R Class - 06-708 (1)(18)
Columbia Overseas Value Fund A Class - 06-FTM (1)(18)	PIMCO RealPath Blend 2025 Inst Class - 06-49F (1)(21)
Columbia Overseas Value Fund Advisor Class - 06-FTN (1)(18)	PIMCO RealPath Blend 2030 Inst Class - 06-49G (1)(21)
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP (1)(18)	PIMCO RealPath Blend 2035 Inst Class - 06-49H (1)(21)
Columbia Quality Income Fund A Class - 06-914 (1)(18)	PIMCO RealPath Blend 2040 Inst Class - 06-49J (1)(21)
Columbia Quality Income Fund Advisor Class - 06-947 (1)(18)	PIMCO RealPath Blend 2045 Inst Class - 06-49K (1)(21)
Columbia Quality Income Fund Institutional 3 Class - 06-FTT (1)(18)	PIMCO RealPath Blend 2050 Inst Class - 06-49M (1)(21)
Columbia Select Glbl Equity Advisor Class - 06-4NM (17)(19)	PIMCO RealPath Blend 2055 Inst Class - 06-49N (1)(21)
Columbia Select Large Cap Value Fund A Class - 06-912 (1)(18)	PIMCO RealPath Blend 2060 Inst Class - 06-6FF (9)(21)
Columbia Select Large Cap Value Fund Advisor Class - 06-099 (1)(18)	PIMCO RealPath Blend Inc Instl Class - 06-49P (1)(21)
Columbia Select Large Gr Institutional 3 Class - 06-4GF (1)(21)	PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4 (1)(19)
Columbia Select Large Val Institutional 3 Class - 06-4GG (17)(22)	PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR (1)(18)
Columbia Select Mid Cap Value Fund A Class - 06-911 (1)(19)	PIMCO Total Return Fund Admin Class - 06-291 (1)(18)
Columbia Select Mid Cap Value Fund Advisor Class - 06-098 (1)(18)	PIMCO Total Return Fund Institutional Class - 06-FCN (1)(18)
Columbia Select Mid Cap Value Inst Class - 06-64W (1)(21)	PIMCO Total Return Fund R Class - 06-680 (1)(18)
Columbia Select Small Cap Value Fund A Class - 06-913 (1)(18)	Pioneer Bond Fund A Class - 06-834 (1)(18)
Columbia Select Small Cap Value Fund Advisor Class - 06-946 (17)(22)	Pioneer Bond Fund K Class - 06-FCP (1)(18)
Columbia Seligman Tech and Information Fund A Class - 06-441 (1)(18)	Pioneer Bond Fund Y Class - 06-823 (1)(18)

Columbia Seligman Tech and Information Fund Advisor Class - 06-869 (1)(18)	Pioneer Classic Balanced Fund N Class - 06-3WW (1)(19)
Columbia Seligman Tech and Information Fund Inst 3 Class - 06-FTR (1)(18)	Pioneer Dynamic Credit Fund A Class - 06-022 (1)(18)
Columbia Seligman Tech and Information Fund Institutional Cl - 06-443 (1)(18)	Pioneer Equity Income Fund A Class - 06-327 (1)(18)
Columbia Small Cap Index Fund A Class - 06-336 (1)(18)	Pioneer Equity Income Fund K Class - 06-FCR (1)(18)
Columbia Small Cap Value II A Class - 06-64X (1)(21)	Pioneer Equity Income Fund Y Class - 06-828 (1)(18)
Columbia SmCap Value I Inst Class - 06-4YY (1)(21)	Pioneer Fund A Class - 06-833 (1)(18)
Columbia Total Return Bond A Class - 06-64Y (1)(20)	Pioneer Fund VCT Portfolio I Class - 06-590 (1)(18)
Columbia Total Return Bond Adv Class - 06-67N (1)(20)	Pioneer Fundamental Growth Fund A Class - 06-628 (1)(18)
CRM Mid Cap Value Investor Class - 06-551 (1)(18)	Pioneer Fundamental Growth Fund K Class - 06-FCT (1)(18)
Crossmark Steward Global Equity Income Fund A Class - 06-029 (1)(18)	Pioneer Fundamental Growth Fund Y Class - 06-626 (1)(18)
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030 (1)(18)	Pioneer Global Equity Fund A Class - 06-GGH (1)(18)
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031 (1)(18)	Pioneer Global Equity Fund Y Class - 06-GGJ (1)(18)
Delaware Emerging Markets Fund R6 Class - 06-3YK (1)(18)	Pioneer High Yield Fund A Class - 06-837 (1)(18)
Delaware Ivy Asset Strategy Fund R Class - 06-007 (1)(18)	Pioneer High Yield Fund Y Class - 06-829 (1)(18)
Delaware Ivy Balanced Fund R Class - 06-009 (1)(18)	Pioneer Mid Cap Value Fund A Class - 06-838 (1)(18)
Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY (1)(20)	Pioneer Select Mid Cap Growth Fund A Class - 06-836 (1)(18)
Delaware Ivy Energy Fund Y Class - 06-CGR (1)(18)	Pioneer Select Mid Cap Growth Fund K Class - 06-FCV (1)(18)
Delaware Ivy High Income Fund N Class - 06-GMF (1)(18)	Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591 (1)(18)
Delaware Ivy High Income Fund R Class - 06-011 (1)(18)	Pioneer Strategic Income Fund A Class - 06-594 (1)(18)
Delaware Ivy High Income Fund Y Class - 06-012 (1)(18)	Pioneer Strategic Income Fund K Class - 06-FCW (1)(18)
Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY (1)(21)	Pioneer Strategic Income Fund Y Class - 06-CGG (1)(18)
Delaware Ivy Small Cap Core Fund N Class - 06-FNR (1)(18)	Principal Bond Market Index Fund R3 Class - 06-FHX (1)(18)
Delaware Ivy Small Cap Core Fund R Class - 06-FPP (1)(18)	Principal Core Fixed Inc R6 Class - 06-3JJ (1)(18)
Delaware Ivy Small Cap Core Fund Y Class - 06-FPF (1)(18)	Principal Global Real Estate Securities Fund R6 Class - 06-3JP (1)(19)

Delaware Small Cap Core Fund R6 Class - 06-3GP (1)(18)	Principal International Equity Index Fund R3 Class - 06-CVG (1)(18)
Delaware Small Cap Value Fund R6 Class - 06-3CN (1)(18)	Principal LargeCap Growth Fund R6 Class - 06-3JH (1)(18)
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ (1)(18)	Principal MidCap R6 Retirement Class - 06-6H4 (14)(21)
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9 (1)(18)	Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW (1)(18)
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ (1)(18)	Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN (1)(20)
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV (1)(18)	Principal Real Estate Securities Fund R6 Class - 06-3CP (1)(19)
DFA Emerging Markets Value Inst Class - 06-6MG (3)(22)	Principal Small Cap S&P 500 Index R6 Class - 06-4TV (1)(20)
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4 (1)(18)	Principal SmallCap Growth Fund I R6 Class - 06-3RP (1)(20)
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM (1)(18)	Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX (1)(18)
DFA Global Equity Portfolio Institutional Class - 06-CWN (1)(18)	Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN (1)(18)
DFA Global Real Estate Securities Portfolio - 06-3CW (1)(18)	Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT (1)(19)
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK (1)(18)	Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW (1)(18)
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV (1)(19)	Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX (1)(18)
DFA International Core Equity Portfolio Institutional Class - 06-CWP (1)(18)	Putnam Growth Opportunities Fund A Class - 06-938 (1)(18)
DFA International Small Company Portfolio Institutional Class - 06-CWR (1)(18)	Putnam Growth Opportunities Fund R6 Class - 06-GCG (1)(18)
DFA International Sustainability Core 1 Portfolio - 06-3C7 (1)(18)	Putnam Growth Opportunities Fund Y Class - 06-899 (1)(19)
DFA International Value Inst Class - 06-6MH (3)(22)	Putnam Large Cap Value A Class - 06-FCG (1)(18)
DFA Investment Grade Portfolio Institutional Class - 06-CWT (1)(18)	Putnam Large Cap Value R6 Class - 06-36H (1)(18)
DFA Large Cap International Inst Class - 06-6HT (12)(22)	Putnam Large Cap Value Y Class - 06-FCF (1)(18)
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV (1)(18)	Putnam Sustainable Future Fund R6 Class - 06-3XC (1)(18)
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW (1)(18)	Putnam Sustainable Leaders Fund R6 Class - 06-3XG (1)(19)
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3 (1)(18)	Russell Emerging Markets Fund S Class - 06-747 (1)(18)
DFA U.S. Large Company Portfolio - 06-CWX (1)(18)	Russell Equity Income Fund S Class - 06-742 (1)(18)
DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM (17)(22)	Russell Global Real Estate Securities Fund R6 Class - 06-FFM (1)(18)

DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK (1)(18)	Russell Global Real Estate Securities Fund S Class - 06-739 (1)(18)
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6 (1)(18)	Russell Investment Grade Bond Fund S Class - 06-738 (1)(18)
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC (1)(18)	Russell LifePoints Balanced Strategy Fund R1 Class - 06-659 (1)(18)
DFA US Core Equity 1I Inst Class - 06-4NF (1)(20)	Russell LifePoints Balanced Strategy Fund R5 Class - 06-665 (1)(18)
DFA US Small Cap Value I Inst Class - 06-4NC (1)(20)	Russell LifePoints Conservative Strategy Fund R1 Class - 06-661 (1)(18)
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF (1)(18)	Russell LifePoints Conservative Strategy Fund R5 Class - 06-655 (1)(18)
Dodge & Cox Stock X Other Class - 06-6MT (3)(22)	Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662 (1)(18)
DWS CROCI U.S. Fund A Class - 06-FNF (1)(18)	Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675 (1)(18)
DWS CROCI U.S. Fund S Class - 06-FNG (17)(22)	Russell LifePoints Growth Strategy Fund R1 Class - 06-663 (1)(18)
DWS Emerging Markets Equity Fund A Class - 06-3VN (1)(18)	Russell LifePoints Growth Strategy Fund R5 Class - 06-670 (1)(18)
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ (1)(19)	Russell LifePoints Moderate Strategy Fund R1 Class - 06-664 (1)(18)
DWS GNMA Fund A Class - 06-FPY (1)(18)	Russell LifePoints Moderate Strategy Fund R5 Class - 06-660 (1)(18)
DWS GNMA Fund S Class - 06-FRC (1)(18)	Russell Short Duration Bond Fund S Class - 06-748 (1)(18)
DWS Mid Cap Value Fund A Class - 06-622 (1)(18)	Russell Sustainable Equity Fund S Class - 06-744 (1)(18)
DWS Mid Cap Value Fund S Class - 06-632 (1)(18)	Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM (1)(18)
DWS RREEF Real Assets Fund A Class - 06-621 (1)(18)	Russell U.S. Small Cap Equity Fund S Class - 06-749 (1)(18)
DWS RREEF Real Assets Fund S Class - 06-631 (1)(18)	State Street Equity 500 Index Admin Class - 06-225 (1)(18)
DWS RREEF Real Estate Securities Fund A Class - 06-613 (1)(18)	State Street Equity 500 Index R Class - 06-167 (1)(18)
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH (1)(18)	State Street Target Retirement 2020 Fund K Class - 06-3TT (1)(21)
DWS RREEF Real Estate Securities Fund S Class - 06-617 (1)(18)	State Street Target Retirement 2025 Fund K Class - 06-3TV (1)(21)
DWS Small Cap Core Fund A Class - 06-GGK (1)(18)	State Street Target Retirement 2030 Fund K Class - 06-3TW (1)(21)
DWS Small Cap Core Fund S Class - 06-GGM (1)(18)	State Street Target Retirement 2035 Fund K Cl - 06-3VR (1)(21)
Federated Herm Total Return Bond R6 Class - 06-6GY (11)(21)	State Street Target Retirement 2040 Fund K Class - 06-3TY (1)(21)
Federated High Yield Trust Institutional Class - 06-788 (1)(18)	State Street Target Retirement 2045 Fund K Class - 06-3V3 (1)(21)

Federated High Yield Trust R6 Class - 06-GKM (1)(18)	State Street Target Retirement 2050 Fund K Class - 06-3V4 (1)(21)
Federated High Yield Trust Service Class - 06-918 (1)(18)	State Street Target Retirement 2055 Fund K Class - 06-3V6 (1)(21)
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV (1)(19)	State Street Target Retirement 2060 Fund K Class - 06-3V7 (1)(21)
Federated International Equity Fund A Class - 06-CHH (1)(18)	State Street Target Retirement 2065 K Class - 06-64F (1)(21)
Federated International Equity Fund IS Class - 06-CHJ (1)(18)	State Street Target Retirement Fund K Class - 06-3V9 (1)(21)
Federated International Leaders Fund A Class - 06-065 (1)(18)	T Rowe Price Capital Appr I Class - 06-4GM (1)(20)
Federated International Leaders Fund Institutional Class - 06-049 (1)(18)	T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR (1)(21)
Federated International Leaders Fund R6 Class - 06-GKN (1)(20)	T Rowe Price Health Science I Class - 06-4GC (1)(19)
Federated Kaufmann Large Cap Fund A Class - 06-066 (1)(18)	T Rowe Price Intl Discovery - 06-63M (1)(21)
Federated Kaufmann Large Cap Fund Institutional Class - 06-050 (1)(18)	T Rowe Price Ret 2065 Adv Class - 06-63R (1)(20)
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG (1)(18)	T Rowe Price Ret 2065 Inst Class - 06-64G (1)(20)
Federated MDT All Cap Core Fund A Class - 06-067 (1)(18)	T Rowe Price Ret 2065 R Class - 06-63W (1)(20)
Federated MDT All Cap Core Fund Institutional Class - 06-051 (1)(18)	T Rowe Price Spec Mod Gr I Inst Class - 06-4MP (17)(22)
Federated MDT Small Cap Core Fund R6 Class - 06-3MG (1)(20)	T Rowe Price Value I Class - 06-4GV (1)(20)
Federated MDT Small Cap Growth Fund A Class - 06-FTW (1)(18)	T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN (1)(18)
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV (1)(18)	T. Rowe Price Blue Chip Growth Fund R Class - 06-720 (1)(18)
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX (1)(18)	T. Rowe Price Dividend Growth Fund I Class - 06-3W9 (1)(19)
Federated MDT SmallCap Core A Class - 06-4FR (1)(18)	T. Rowe Price Equity Income Fund I Class - 06-FFP (1)(18)
Federated MDT SmallCap Core Institutional Class - 06-4FT (1)(18)	T. Rowe Price Equity Income Fund R Class - 06-775 (1)(18)
Fidelity 500 Index Fund - 06-3HR (1)(18)	T. Rowe Price Equity Income Portfolio - 06-580 (1)(18)
Fidelity Adv Frdm Blnd 2065 Z6 Inst Class - 06-64C (1)(21)	T. Rowe Price European Stock Fund - 06-755 (1)(18)
Fidelity Adv Freedom 2065 I Inst Class - 06-63P (1)(20)	T. Rowe Price Financial Services Fund I Class - 06-GPC (1)(18)
Fidelity Adv Freedom 2065 M M Class - 06-63V (1)(20)	T. Rowe Price Growth Stock Fund Advisor Class - 06-308 (1)(18)
Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y (17)(22)	T. Rowe Price Growth Stock Fund I Class - 06-FFR (1)(18)

Fidelity Adv Growth Opps Z Inst Class - 06-4RH (1)(20)	T. Rowe Price Growth Stock Fund R Class - 06-780 (1)(18)
Fidelity Adv Intl RealEstate Z Class - 06-4G4 (1)(20)	T. Rowe Price International Stock Fund R Class - 06-715 (1)(18)
Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH (1)(20)	T. Rowe Price International Value Equity Fund Advisor Class - 06-309 (1)(18)
Fidelity Adv Small Cap Value Z Inst Class - 06-4TT (1)(21)	T. Rowe Price International Value Equity Fund I Class - 06-FFT (1)(18)
Fidelity Adv Technology Z Inst Class - 06-4N4 (1)(20)	T. Rowe Price International Value Equity Fund R Class - 06-795 (1)(18)
Fidelity Advisor Balanced Fund I Class - 06-FTY (1)(18)	T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV (1)(18)
Fidelity Advisor Balanced Fund M Class - 06-FVC (1)(18)	T. Rowe Price Mid-Cap Growth Fund R Class - 06-790 (1)(18)
Fidelity Advisor Balanced Fund Z Class - 06-FVF (1)(18)	T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311 (1)(18)
Fidelity Advisor Diversified International Fund M Class - 06-280 (1)(18)	T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW (1)(18)
Fidelity Advisor Diversified International Fund Z Class - 06-FVG (1)(18)	T. Rowe Price Mid-Cap Value Fund R Class - 06-785 (1)(18)
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028 (1)(18)	T. Rowe Price New America Growth Fund I Class - 06-3CY (17)(22)
Fidelity Advisor Diversified Stock Fund M Class - 06-045 (1)(20)	T. Rowe Price New Horizons Fund IS Class - 06-3XK (1)(19)
Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH (17)(22)	T. Rowe Price Overseas Stock Fund I Class - 06-3RR (1)(20)
Fidelity Advisor Dividend Growth Fund M Class - 06-255 (1)(18)	T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573 (1)(18)
Fidelity Advisor Energy Fund I Class - 06-34W (1)(18)	T. Rowe Price Retirement 2005 Fund I Class - 06-GCN (1)(18)
Fidelity Advisor Energy Fund M Class - 06-34X (1)(18)	T. Rowe Price Retirement 2005 Fund R Class - 06-576 (1)(18)
Fidelity Advisor Equity Growth Fund M Class - 06-120 (1)(18)	T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574 (1)(18)
Fidelity Advisor Equity Income Fund M Class - 06-260 (1)(18)	T. Rowe Price Retirement 2010 Fund I Class - 06-GCP (1)(18)
Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK (1)(20)	T. Rowe Price Retirement 2010 Fund R Class - 06-579 (1)(18)
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH (1)(18)	T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774 (1)(18)
Fidelity Advisor Freedom 2010 Fund M Class - 06-195 (1)(18)	T. Rowe Price Retirement 2015 Fund I Class - 06-FFY (1)(18)
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM (1)(20)	T. Rowe Price Retirement 2015 Fund R Class - 06-776 (1)(18)
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ (1)(18)	T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777 (1)(18)
Fidelity Advisor Freedom 2015 Fund M Class - 06-101 (1)(18)	T. Rowe Price Retirement 2020 Fund I Class - 06-FGF (1)(18)

Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN (1)(20)	T. Rowe Price Retirement 2020 Fund R Class - 06-778 (1)(18)
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK (1)(18)	T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779 (1)(18)
Fidelity Advisor Freedom 2020 Fund M Class - 06-102 (1)(18)	T. Rowe Price Retirement 2025 Fund I Class - 06-FGG (1)(18)
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP (1)(21)	T. Rowe Price Retirement 2025 Fund R Class - 06-781 (1)(18)
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM (1)(18)	T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782 (1)(18)
Fidelity Advisor Freedom 2025 Fund M Class - 06-103 (1)(18)	T. Rowe Price Retirement 2030 Fund I Class - 06-FGH (1)(18)
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR (1)(20)	T. Rowe Price Retirement 2030 Fund R Class - 06-783 (1)(18)
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN (1)(18)	T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784 (1)(18)
Fidelity Advisor Freedom 2030 Fund M Class - 06-106 (1)(18)	T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ (1)(18)
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT (1)(20)	T. Rowe Price Retirement 2035 Fund R Class - 06-786 (1)(18)
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP (1)(18)	T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787 (1)(18)
Fidelity Advisor Freedom 2035 Fund M Class - 06-107 (1)(18)	T. Rowe Price Retirement 2040 Fund I Class - 06-FGK (1)(18)
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV (1)(20)	T. Rowe Price Retirement 2040 Fund R Class - 06-789 (1)(18)
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR (1)(18)	T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791 (1)(18)
Fidelity Advisor Freedom 2040 Fund M Class - 06-108 (1)(18)	T. Rowe Price Retirement 2045 Fund I Class - 06-FGM (1)(18)
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW (1)(20)	T. Rowe Price Retirement 2045 Fund R Class - 06-792 (1)(18)
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT (1)(18)	T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793 (1)(18)
Fidelity Advisor Freedom 2045 Fund M Class - 06-284 (1)(18)	T. Rowe Price Retirement 2050 Fund I Class - 06-FGN (1)(18)
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX (1)(20)	T. Rowe Price Retirement 2050 Fund R Class - 06-794 (1)(18)
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV (1)(18)	T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796 (1)(18)
Fidelity Advisor Freedom 2050 Fund M Class - 06-286 (1)(18)	T. Rowe Price Retirement 2055 Fund I Class - 06-FGP (1)(18)
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY (1)(20)	T. Rowe Price Retirement 2055 Fund R Class - 06-797 (1)(18)
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW (1)(18)	T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP (1)(18)
Fidelity Advisor Freedom 2055 Fund M Class - 06-394 (1)(18)	T. Rowe Price Retirement 2060 Fund I Class - 06-FGR (1)(18)

Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC (1)(20)	T. Rowe Price Retirement 2060 Fund R Class - 06-CMR (1)(18)
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX (1)(18)	T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798 (1)(18)
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG (1)(18)	T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX (1)(18)
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF (1)(20)	T. Rowe Price Retirement Balanced I Fund R Class - 06-799 (1)(18)
Fidelity Advisor Freedom Income Fund I Class - 06-CCG (1)(18)	Templeton Foreign Fund A Class - 06-312 (1)(18)
Fidelity Advisor Freedom Income Fund M Class - 06-111 (1)(18)	Templeton Foreign Fund R Class - 06-920 (1)(18)
Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG (17)(22)	Templeton Foreign Fund R6 Class - 06-GCR (1)(18)
Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H (17)(20)	Templeton Global Bond Fund A Class - 06-886 (1)(18)
Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N (1)(19)	Templeton Global Bond Fund Advisor Class - 06-CNH (1)(18)
Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P (1)(19)	Templeton Global Bond Fund R Class - 06-887 (1)(18)
Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R (1)(19)	Templeton Global Bond Fund R6 Class - 06-FGT (1)(18)
Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T (1)(19)	Templeton Growth Fund A Class - 06-313 (1)(18)
Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V (1)(19)	Templeton Growth Fund R Class - 06-925 (1)(18)
Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W (1)(19)	Templeton International Bond Fund A Class - 06-CHN (1)(18)
Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X (1)(19)	The Hartford Balanced Income Fund R6 Class - 06-3P9 (1)(19)
Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y (1)(19)	The Hartford Dividend and Growth Fund R6 Class - 06-3NY (1)(19)
Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C (1)(19)	The Hartford International Opportunities Fund R6 Class - 06-3F7 (1)(18)
Fidelity Advisor Freedom® Blend Income Fund Z6 Class - 06-44F (17)(22)	The Hartford MidCap Fund R3 Class - 06-39R (1)(18)
Fidelity Advisor Growth & Income Fund M Class - 06-265 (1)(18)	The Hartford MidCap Fund R6 Class - 06-39T (1)(18)
Fidelity Advisor Growth Opportunities Fund M Class - 06-125 (1)(18)	The Hartford Total Return Bond Fund R6 Class - 06-3P6 (1)(19)
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155 (1)(18)	The Hartford World Bond Fund R4 Class - 06-3YH (1)(18)
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ (1)(18)	The Hartford World Bond Fund R6 Class - 06-3P7 (1)(18)
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232 (1)(18)	Thornburg Developing World R6 Class - 06-4GW (1)(21)
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233 (1)(18)	Thornburg International Value Fund R3 Class - 06-990 (1)(18)

Fidelity Advisor New Insights Fund A Class - 06-295 (1)(18)	Thornburg International Value Fund R5 Class - 06-316 (1)(18)
Fidelity Advisor New Insights Fund M Class - 06-166 (1)(18)	Thornburg International Value Fund R6 Class - 06-GPF (1)(19)
Fidelity Advisor Real Estate Fund I Class - 06-047 (1)(18)	Thornburg Investment Income Builder Fund R3 Class - 06-987 (1)(18)
Fidelity Advisor Real Estate Fund M Class - 06-391 (1)(18)	Thornburg Investment Income Builder Fund R5 Class - 06-986 (1)(18)
Fidelity Advisor Small Cap Fund A Class - 06-393 (1)(18)	Thornburg Limited Term Income Fund R3 Class - 06-995 (1)(18)
Fidelity Advisor Small Cap Fund M Class - 06-275 (1)(18)	Thornburg Limited Term Income Fund R5 Class - 06-953 (1)(18)
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841 (1)(18)	Thornburg Limited Term Income Fund R6 Class - 06-GCV (1)(18)
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270 (1)(18)	Thornburg Limited Term U.S. Government Fund R3 Class - 06-104 (1)(18)
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026 (1)(18)	Thornburg Smid Growth R3 Class - 06-985 (1)(18)
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043 (17)(18)	Thornburg Smid Growth R5 Class - 06-314 (1)(18)
Fidelity Advisor Strategic Income Fund A Class - 06-110 (1)(18)	Thornburg Strategic Income R6 Class - 06-4XJ (1)(20)
Fidelity Advisor Total Bond Fund I Class - 06-027 (1)(18)	Thornburg Value Fund R3 Class - 06-109 (1)(18)
Fidelity Advisor Total Bond Fund M Class - 06-044 (1)(18)	TIAA CREF Intl Opps Retl Adv Class - 06-6J9 (13)(21)
Fidelity Advisor Total Bond Fund Z Class - 06-FVM (1)(18)	TIAA-CREF Bond Index Fund Institutional Class - 06-FGV (1)(18)
Fidelity Advisor Value Fund A Class - 06-322 (1)(18)	TIAA-CREF Bond Index Fund Retirement Class - 06-434 (1)(18)
Fidelity Advisor Value Fund M Class - 06-323 (1)(20)	TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4 (1)(18)
Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN (10)(22)	TIAA-CREF Bond Plus Fund Retirement Class - 06-939 (1)(18)
Fidelity Contrafund K6 Retirement Class - 06-6HR (12)(22)	TIAA-CREF Core Impact Bd Institutional Class - 06-GCW (1)(18)
Fidelity Emerging Markets Index Fund - 06-3WN (1)(19)	TIAA-CREF Core Impact Bd R Class - 06-CNK (1)(18)
Fidelity Extended Market Index Fund - 06-3WJ (1)(19)	TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020 (1)(18)
Fidelity Frdm Idx 2005 I Prem Other Class - 06-6HV (12)(21)	TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW (1)(20)
Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9 (12)(21)	TIAA-CREF Growth & Income Fund Retirement Class - 06-433 (1)(18)
Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW (12)(21)	TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX (1)(18)
Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC (12)(21)	TIAA-CREF International Equity Index fund Retirement Class - 06-428 (1)(18)

Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF (12)(21)	TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942 (1)(18)
Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG (12)(21)	TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY (1)(18)
Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH (12)(21)	TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431 (1)(18)
Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ (12)(21)	TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943 (1)(18)
Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK (12)(21)	TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC (1)(18)
Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM (12)(21)	TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429 (1)(18)
Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN (12)(21)	TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N (1)(19)
Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP (12)(21)	TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P (1)(18)
Fidelity Freedom Idx 2005 Prem Other Class - 06-67X (17)(22)	TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R (1)(18)
Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y (17)(22)	TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T (1)(18)
Fidelity Freedom Idx 2015 Prem Other Class - 06-69C (17)(22)	TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V (1)(18)
Fidelity Freedom Idx 2020 Prem Other Class - 06-69F (17)(22)	TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W (1)(18)
Fidelity Freedom Idx 2025 Prem Other Class - 06-69G (17)(22)	TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C (1)(19)
Fidelity Freedom Idx 2030 Prem Other Class - 06-69H (17)(22)	TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y (1)(20)
Fidelity Freedom Idx 2035 Prem Other Class - 06-69J (17)(22)	TIAA-CREF Lifecycle 2065 Instl Class - 06-64H (1)(21)
Fidelity Freedom Idx 2040 Prem Other Class - 06-69K (17)(22)	TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR (1)(20)
Fidelity Freedom Idx 2045 Prem Other Class - 06-69M (17)(22)	TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT (1)(20)
Fidelity Freedom Idx 2050 Prem Other Class - 06-69N (17)(22)	TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF (1)(18)
Fidelity Freedom Idx 2055 Prem Other Class - 06-69P (17)(22)	TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032 (1)(18)
Fidelity Freedom Idx 2060 Prem Other Class - 06-69R (17)(22)	TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG (1)(18)
Fidelity Freedom Idx 2065 Prem Other Class - 06-69T (17)(22)	TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033 (1)(18)
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y (1)(21)	TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH (1)(18)
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4 (1)(21)	TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034 (1)(18)
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6 (1)(21)	TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ (1)(18)

Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7 (1)(20)	TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035 (1)(18)
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9 (1)(19)	TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK (1)(18)
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC (1)(20)	TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036 (1)(18)
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF (1)(19)	TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM (1)(18)
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG (1)(19)	TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037 (1)(18)
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH (1)(19)	TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN (1)(18)
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ (1)(19)	TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038 (1)(18)
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK (1)(19)	TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP (1)(18)
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3 (1)(21)	TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039 (1)(18)
Fidelity Inflation-Protected Bond Index Fund - 06-3WK (1)(19)	TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR (1)(18)
Fidelity International Index Fund - 06-3HX (1)(18)	TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040 (1)(18)
Fidelity International Sustainability Index Fund Inst Class - 06-4H6 (1)(21)	TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT (1)(18)
Fidelity Large Cap Gro Idx Inst Class - 06-4RK (1)(20)	TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041 (1)(18)
Fidelity Large Cap Val Idx Inst Class - 06-4RJ (1)(21)	TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV (1)(18)
Fidelity Mid Cap Index Fund - 06-3HW (1)(18)	TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV (1)(18)
Fidelity Multi-Asset Index Fund - 06-4N3 (1)(21)	TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW (1)(18)
Fidelity Real Estate Index Fund - 06-3WP (1)(19)	TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042 (1)(18)
Fidelity Small Cap Index Fund - 06-3HV (1)(18)	TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK (1)(18)
Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4 (1)(21)	TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG (1)(18)
Fidelity Total International Index Fund - 06-3WH (1)(18)	TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ (1)(19)
Fidelity Total Market Index Fund - 06-3MR (1)(18)	TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH (1)(19)
Fidelity U.S. Bond Index Fund - 06-3HT (1)(18)	TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944 (1)(18)
Fidelity US Sustainability Index Fund - 06-3X3 (1)(20)	TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH (1)(18)
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230 (1)(18)	TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX (1)(18)

Fidelity VIP Contrafund Portfolio Initial Class - 06-245 (1)(18)	TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432 (1)(18)
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205 (1)(18)	TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY (1)(18)
Fidelity VIP Growth Portfolio Initial Class - 06-210 (1)(18)	Timothy Plan Conservative Growth Fund A Class - 06-339 (1)(18)
Fidelity VIP High Income Portfolio Initial Class - 06-215 (1)(18)	Timothy Plan Strategic Growth Fund A Class - 06-341 (1)(18)
Fidelity VIP Overseas Portfolio Initial Class - 06-220 (1)(18)	Touchstone Flexible Income Fund A Class - 06-703 (1)(18)
First Eagle Global Fund R6 Class - 06-3VC (1)(19)	Touchstone Focused Fund A Class - 06-619 (1)(18)
First Eagle Overseas Fund R6 Class - 06-3VF (1)(20)	Touchstone Focused Fund Y Class - 06-624 (1)(18)
Franklin DynaTech Fund R6 Class - 06-3RY (1)(19)	Touchstone Growth Opportunities Fund A Class - 06-699 (1)(18)
Franklin Equity Income Fund R6 Class - 06-3T3 (1)(20)	Touchstone Large Cap Focused Fund Institutional Class - 06-3GK (17)(22)
Franklin Growth Fund A Class - 06-819 (1)(18)	Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ (1)(18)
Franklin Growth Fund Advisor Class - 06-CMX (1)(18)	Touchstone Sustainability and Impact Equity Fund A Class - 06-701 (1)(18)
Franklin Growth Fund R Class - 06-818 (1)(18)	Touchstone Value Fund A Class - 06-702 (1)(18)
Franklin Growth Opportunities Fund Advisor Class - 06-CNW (1)(18)	TRowe Price Global Alloc I Class - 06-47W (1)(19)
Franklin Growth Opportunities Fund R Class - 06-4PN (1)(20)	UndscvrdMgrs Behavioral Val R6 Class - 06-4FX (17)(22)
Franklin Growth Opportunities Fund R Class - 06-CMW (1)(18)	USAA Intermediate Term Bond Fund R6 Class - 06-4NT (1)(20)
Franklin Growth Series R6 Class - 06-FXP (1)(18)	USAA Nasdaq 100 Index Fund R6 Class - 06-4NV (17)(22)
Franklin Income Fund Advisor Class - 06-719 (1)(18)	Vanguard 500 Index Fund Admiral Class - 06-FHY (1)(18)
Franklin Income Fund R Class - 06-724 (1)(18)	Vanguard Balanced Index Fund Admiral Class - 06-FJC (1)(18)
Franklin Income Fund R6 Class - 06-GKR (1)(19)	Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3 (17)(22)
Franklin International Growth Fund R6 Class - 06-3T4 (1)(19)	Vanguard Developed Markets Index Fund Admiral Class - 06-FJF (1)(18)
Franklin Managed Income Fund R6 Class - 06-3TN (17)(22)	Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY (1)(19)
Franklin Mutual Global Discovery Fund Z Class - 06-723 (1)(18)	Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG (1)(18)
Franklin Rising Dividends Fund R6 Class - 06-3T7 (1)(20)	Vanguard Energy Fund Admiral Class - 06-FJH (1)(18)
Franklin Small Cap Growth Fund R6 Class - 06-3T9 (1)(19)	Vanguard Energy Index Adm Institutional Class - 06-6N6 (4)(22)
Franklin Small Cap Value Fund A Class - 06-247 (1)(18)	Vanguard Equity Income Fund Admiral Class - 06-FJJ (1)(18)

Franklin Small Cap Value Fund Advisor Class - 06-CMY (1)(18)	Vanguard European Stock Index Fund Inst Class - 06-4PP (1)(20)
Franklin Small Cap Value Fund R Class - 06-248 (1)(18)	Vanguard Explorer Fund Admiral Class - 06-FJK (1)(18)
Franklin Small Cap Value Fund R6 Class - 06-GKT (1)(18)	Vanguard Extended Market Index Fund Admiral Class - 06-FJM (1)(18)
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC (1)(18)	Vanguard Financials Idx Admiral Class - 06-4G7 (1)(19)
Franklin Small-Mid Cap Growth Fund R Class - 06-890 (1)(18)	Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC (1)(18)
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC (1)(20)	Vanguard FTSE Social Index Fund Admiral Class - 06-3WM (1)(18)
Franklin Strategic Income Fund R Class - 06-915 (1)(18)	Vanguard GNMA Fund Admiral Class - 06-GFM (1)(18)
Franklin Strategic Income Fund R6 Class - 06-CXH (1)(18)	Vanguard Growth and Inc Adm Inst Class - 06-4MV (1)(19)
Franklin Utilities Fund Advisor Class - 06-FPC (1)(18)	Vanguard Growth Index Fund Admiral Class - 06-FJN (1)(18)
Franklin Utilities Fund R Class - 06-FPN (1)(18)	Vanguard Health Care Fund Admiral Class - 06-FJP (1)(18)
Franklin Utilities Fund R6 Class - 06-FNP (1)(18)	Vanguard Health Care Idx Adm Inst Class - 06-4MW (1)(21)
Goldman Sachs Core Fixed Income Fund R Class - 06-4PV (1)(20)	Vanguard High Div Yld Idx Adm Inst Class - 06-4MX (1)(21)
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH (1)(18)	Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR (1)(18)
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ (1)(18)	Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC (1)(18)
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ (1)(18)	Vanguard Info Tech Idx Admiral Class - 06-4G9 (1)(19)
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249 (1)(18)	Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT (1)(18)
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251 (1)(18)	Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV (1)(18)
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367 (1)(18)	Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW (1)(18)
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM (1)(18)	Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9 (1)(18)
Goldman Sachs International Equity Insights Fund Service Class - 06-368 (1)(18)	Vanguard International Growth Fund Admiral Class - 06-3F6 (1)(18)
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX (1)(18)	Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K (17)(22)
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN (1)(18)	Vanguard Intl Value Inv Class - 06-4XG (1)(20)
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY (1)(18)	Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX (1)(18)
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052 (1)(18)	Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY (1)(18)

Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP (1)(18)	Vanguard LifeStrategy Income Fund Investor Class - 06-FKC (1)(18)
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252 (1)(18)	Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF (1)(18)
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR (1)(18)	Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY (1)(18)
Goldman Sachs Mid Cap Value Fund Service Class - 06-253 (1)(18)	Vanguard Materials Index Fund Admiral Class - 06-FKG (1)(18)
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254 (1)(18)	Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH (1)(18)
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT (1)(18)	Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP (1)(19)
Goldman Sachs Small Cap Value Fund Service Class - 06-256 (1)(18)	Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ (1)(18)
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257 (1)(18)	Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN (1)(18)
Goldman Sachs Technology Opportunities Fund Service Class - 06-258 (1)(18)	Vanguard REIT Index Fund Admiral Class - 06-FKK (1)(18)
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053 (1)(18)	Vanguard Selected Value Fund Investor Class - 06-FKM (1)(18)
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT (1)(18)	Vanguard Short Term Federal Fund Investor Class - 06-305 (1)(18)
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069 (1)(18)	Vanguard Short-Term Federal Fund Admiral Class - 06-3CR (17)(22)
GoldmanSachs MidCap Growth R6 Class - 06-CXK (1)(19)	Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9 (1)(20)
GoldmanSachs MidCap Grth Inv Investor Class - 06-727 (1)(18)	Vanguard Short-Term Treasury Fund Inst Class - 06-4PR (1)(20)
GoldmanSachs MidCap Grth Service Class - 06-729 (1)(18)	Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP (1)(18)
Guggenheim Macro Opp R6 Class - 06-6KG (16)(22)	Vanguard Small-Cap Index Fund Admiral Class - 06-FKR (1)(18)
Guggenheim Total Ret Bond R6 Class - 06-6KF (16)(22)	Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN (1)(18)
GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT (17)(22)	Vanguard Strategic Equity Inv Inv Class - 06-4MY (1)(20)
GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV (17)(22)	Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW (1)(18)
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW (1)(19)	Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX (1)(18)
GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX (17)(22)	Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY (1)(18)
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV (1)(18)	Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC (1)(18)
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW (17)(18)	Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF (1)(18)

GuideStone Funds Global Bond Fund Advisor Class - 06-3YY (17)(22)	Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG (1)(18)
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C (1)(18)	Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH (1)(18)
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY (1)(19)	Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ (1)(18)
GuideStone Funds Growth Equity Fund Advisor Class - 06-43F (17)(22)	Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK (1)(18)
GuideStone Funds International Equity Fund Advisor Class - 06-43G (17)(22)	Vanguard Target Retirement 2065 Fund Investor Class - 06-34V (1)(18)
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H (1)(18)	Vanguard Target Retirement Income Fund Investor Class - 06-FMM (1)(18)
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J (1)(20)	Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN (1)(18)
GuideStone Funds Value Equity Fund Institutional Class - 06-43M (1)(20)	Vanguard Total International Bond Index Fund Admiral Class - 06-FMP (1)(18)
Harbor Capital Apprec Ret Retirement Class - 06-49R (1)(20)	Vanguard Total International Stock Index Fund Admiral Class - 06-FMR (1)(18)
Harbor Core Bond Ret Class - 06-6JR (15)(22)	Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT (1)(18)
Hartford Climate Opps R6 Class - 06-3XH (17)(22)	Vanguard Trgt Retire 2070 Inv Class - 06-6MJ (3)(22)
Hartford Core Equity Fund R6 Class - 06-3YJ (1)(18)	Vanguard U.S Growth Fund Admiral Class - 06-FMV (1)(18)
Hartford Schroders International Stock Fund SDR Class - 06-3NX (1)(18)	Vanguard Utilities Idx Adm Inst Class - 06-4N7 (1)(20)
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT (1)(18)	Vanguard Value Index Fund Admiral Class - 06-FMW (1)(18)
Invesco American Franchise Fund A Class - 06-023 (1)(18)	Vanguard VIF Small Company Growth Portfolio - 06-119 (1)(18)
Invesco Comstock Fund A Class - 06-771 (1)(18)	Vanguard Wellesley Income Fund Admiral Class - 06-GCT (1)(18)
Invesco Comstock Fund R Class - 06-4PM (1)(21)	Vanguard Wellington Fund Admiral Class - 06-GFF (1)(18)
Invesco Comstock Fund R Class - 06-772 (1)(18)	Vanguard Windsor II Admiral Inst Class - 06-4V3 (1)(20)
Invesco Comstock Sel A Class - 06-317 (1)(18)	Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF (1)(20)
Invesco Core Bond A Class - 06-926 (1)(18)	Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN (1)(19)
Invesco Core Bond Y Class - 06-894 (1)(18)	Victory RS Small Cap Growth Fund R6 Class - 06-33C (1)(18)
Invesco Core Plus Bond Fund R6 Class - 06-3G7 (1)(20)	Victory Sycamore Established Value Fund A Class - 06-581 (1)(18)

Invesco Corporate Bond Fund R6 Class - 06-3W4 (1)(19)	Victory Sycamore Established Value Fund R Class - 06-583 (1)(18)
Invesco Developing Mkts A Class - 06-466 (1)(18)	Victory Sycamore Established Value Fund R6 Class - 06-FMX (1)(18)
Invesco Developing Mkts R6 Class - 06-DDD (1)(18)	Victory Sycamore Small Company Opportunity Fund A Class - 06-582 (1)(18)
Invesco Developing Mkts Y Class - 06-571 (1)(18)	Victory Sycamore Small Company Opportunity Fund R Class - 06-584 (1)(18)
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC (1)(19)	Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY (1)(18)
Invesco Disc Mid Cap Gr A Class - 06-4H9 (1)(19)	Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH (1)(18)
Invesco Disc MidCapGr R6 Class - 06-3F3 (1)(19)	Virtus AllianzGI Small Cap R6 Class - 06-3YT (1)(19)
Invesco Diversified Dividend Fund A Class - 06-816 (1)(18)	Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804 (1)(18)
Invesco Diversified Dividend Fund Investor Class - 06-817 (1)(18)	Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803 (1)(18)
Invesco Diversified Dividend Fund R6 Class - 06-CXV (1)(18)	Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ (1)(18)
Invesco Energy Fund A Class - 06-835 (1)(18)	Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807 (1)(18)
Invesco Energy Fund Investor Class - 06-810 (1)(18)	Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806 (1)(18)
Invesco Eqv Intl Eqty R Class - 06-193 (1)(18)	Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK (1)(18)
Invesco Eqv Intl Eqty R5 Class - 06-192 (1)(18)	Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809 (1)(18)
Invesco Floating Rate ESG R6 Class - 06-FXV (1)(20)	Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808 (1)(18)
Invesco Floating Rate ESG Y Class - 06-055 (1)(18)	Virtus NFJ Dividend Value A Class - 06-4WJ (1)(20)
Invesco Global A Class - 06-763 (1)(18)	Virtus NFJ Dividend Value Fund Administrative Class - 06-202 (1)(18)
Invesco Global Health Care Fund A Class - 06-845 (1)(18)	Virtus NFJ Mid-Cap Value A Class - 06-4WK (1)(20)
Invesco Global Health Care Fund Investor Class - 06-815 (1)(18)	Virtus NFJ Mid-Cap Value Fund Administrative Class - 06-765 (1)(18)
Invesco Global Opps R6 Class - 06-FYW (1)(18)	Virtus NFJ Small-Cap Value A Class - 06-4WM (1)(20)
Invesco Global Ops A Class - 06-556 (1)(18)	Virtus NFJ Small-Cap Value Fund Administrative Class - 06-231 (1)(18)
Invesco Global Ops Y Class - 06-843 (1)(18)	Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ (1)(18)

Invesco Global R6 Class - 06-FYV (1)(18)	Virtus Seix High Income Fund A Class - 06-801 (1)(18)
Invesco Global Strat Inc A Class - 06-288 (1)(18)	Virtus Seix Total Return Bond Fund A Class - 06-811 (1)(18)
Invesco Global Strat Inc Y Class - 06-751 (1)(18)	Virtus Seix Total Return Bond Fund R6 Class - 06-3CX (17)(22)
Invesco Global Y Class - 06-752 (1)(18)	Voya Interm Bond R6 Retirement Class - 06-4NR (17)(22)
Invesco Gold & Spcl Min A Class - 06-463 (1)(18)	Voya Small Cap Growth Inst Class - 06-6KM (16)(22)
Invesco Gold & Spcl Min R6 Class - 06-34Y (1)(18)	Western Asset Core Plus Bond Fund FI Class - 06-713 (1)(18)
Invesco Gold & Spcl Min Y Class - 06-753 (1)(18)	Western Asset Core Plus Bond Fund IS Class - 06-GFJ (1)(18)
Invesco Inc Advantage Intl A Class - 06-465 (1)(18)	Western Asset Core Plus Bond Fund R Class - 06-718 (1)(18)
(1) Statement of net assets as of December 31, 2023, statement of operations for the year ended December 31, 2023, statements of changes in net assets for the years ended December 31, 2023, and 2022
(2) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the period January 26, 2023 (commencement of operations) through December 31, 2023
(3) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the period February 23, 2023 (commencement of operations) through December 31, 2023
(4) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the period April 20, 2023 (commencement of operations) through December 31, 2023
(5) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the period May 18, 2023 (commencement of operations) through December 31, 2023
(6) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the period September 22, 2023 (commencement of operations) through December 31, 2023
(7) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period January 27, 2022 (commencement of operations) through December 31, 2023
(8) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period February 25, 2022 (commencement of operations) through December 31, 2023
(9) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period March 25, 2022 (commencement of operations) through December 31, 2023
(10) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period May 19, 2022 (commencement of operations) through December 31, 2023

(11) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period July 7, 2022 (commencement of operations) through December 31, 2023
(12) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period August 19, 2022 (commencement of operations) through December 31, 2023
(13) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period September 22, 2022 (commencement of operations) through December 31, 2023
(14) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period October 13, 2022 (commencement of operations) through December 31, 2023
(15) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period November 17, 2022 (commencement of operations) through December 31, 2023
(16) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023, and the period December 15, 2022 (commencement of operations) through December 31, 2023
(17) Statement of net assets as of December 31, 2023, and statements of operations, statements of changes in net assets for the year ended December 31, 2023.
(18) Financial highlights for the years or periods ended December 31, 2023, 2022, 2021, 2020, and 2019.
(19) Financial highlights for the years or periods ended December 31, 2023, 2022, 2021, and 2020.
(20) Financial highlights for the years or periods ended December 31, 2023, 2022, and 2021.
(21) Financial highlights for the years or periods ended December 31, 2023, and 2022.
(22) Financial highlights for the year or period ended December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of the American United Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of AUL American Unit Trust based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of AUL American Unit Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with each mutual fund. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana

April 29, 2024

We have served as the auditor of one or more of the subaccounts of AUL American Unit Trust since 1995.

AUL American Unit Trust AB High Income Fund Advisor Class - 06-005

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,849	$104,730	14,422
Receivables: investments sold	97
Payables: investments purchased	-
Net assets	$99,946

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$99,946	73,734	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.43
Band 50	-	-	1.47
Band 25	-	-	1.51
Band 0	-	-	1.55
Total	$99,946	73,734

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,908
Mortality & expense charges			(1,117)
Net investment income (loss)			5,791

Gain (loss) on investments:
Net realized gain (loss)			(312)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,520
Net gain (loss)			5,208

Increase (decrease) in net assets from operations			$10,999

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,791	$12,288
Net realized gain (loss)		(312)	(40,131)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,520	(5,186)

Increase (decrease) in net assets from operations		10,999	(33,029)

Contract owner transactions:
Proceeds from units sold		18,579	33,262
Cost of units redeemed		(3,796)	(213,412)
Account charges		-	(326)
Increase (decrease)		14,783	(180,476)
Net increase (decrease)		25,782	(213,505)
Net assets, beginning		74,164	287,669
Net assets, ending		$99,946	$74,164

Units sold		14,867	26,933
Units redeemed		(3,081)	(174,731)
Net increase (decrease)		11,786	(147,798)
Units outstanding, beginning		61,948	209,746
Units outstanding, ending		73,734	61,948

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,637,784
Cost of units redeemed/account charges			(28,986,501)
Net investment income (loss)			2,078,242
Net realized gain (loss)			(683,795)
Realized gain distributions			59,097
Net change in unrealized appreciation (depreciation)			(4,881)
Net assets			$99,946
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	74	$100	1.25%	13.2%	12/31/2023	$1.39	0	$0	1.00%	13.5%	12/31/2023	$1.43	0	$0	0.75%	13.8%
12/31/2022	1.20	62	74	1.25%	-12.7%	12/31/2022	1.23	0	0	1.00%	-12.5%	12/31/2022	1.26	0	0	0.75%	-12.3%
12/31/2021	1.37	210	288	1.25%	3.9%	12/31/2021	1.40	0	0	1.00%	4.1%	12/31/2021	1.43	0	0	0.75%	4.4%
12/31/2020	1.32	438	579	1.25%	1.9%	12/31/2020	1.35	0	0	1.00%	2.1%	12/31/2020	1.37	0	0	0.75%	2.4%
12/31/2019	1.30	911	1,180	1.25%	12.6%	12/31/2019	1.32	0	0	1.00%	12.8%	12/31/2019	1.34	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	14.1%	12/31/2023	$1.51	0	$0	0.25%	14.4%	12/31/2023	$1.55	0	$0	0.00%	14.6%
12/31/2022	1.29	0	0	0.50%	-12.1%	12/31/2022	1.32	0	0	0.25%	-11.8%	12/31/2022	1.35	0	0	0.00%	-11.6%
12/31/2021	1.46	0	0	0.50%	4.7%	12/31/2021	1.49	0	0	0.25%	4.9%	12/31/2021	1.53	0	0	0.00%	5.2%
12/31/2020	1.40	0	0	0.50%	2.7%	12/31/2020	1.42	0	0	0.25%	2.9%	12/31/2020	1.45	0	0	0.00%	3.2%
12/31/2019	1.36	0	0	0.50%	13.4%	12/31/2019	1.38	0	0	0.25%	13.7%	12/31/2019	1.41	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	7.9%
2022	8.3%
2021	5.5%
2020	7.2%
2019	7.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Core Opportunities Fund R Class - 06-148

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$494,669	$470,822	25,613
Receivables: investments sold	180
Payables: investments purchased	-
Net assets	$494,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$494,849	129,081	$3.83
Band 100	-	-	4.02
Band 75	-	-	4.21
Band 50	-	-	4.41
Band 25	-	-	4.62
Band 0	-	-	4.84
Total	$494,849	129,081

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,007)
Net investment income (loss)			(6,007)

Gain (loss) on investments:
Net realized gain (loss)			(12,745)
Realized gain distributions			22,418
Net change in unrealized appreciation (depreciation)			79,058
Net gain (loss)			88,731

Increase (decrease) in net assets from operations			$82,724

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,007)	$(6,075)
Net realized gain (loss)		(12,745)	(2,827)
Realized gain distributions		22,418	46,584
Net change in unrealized appreciation (depreciation)		79,058	(133,378)

Increase (decrease) in net assets from operations		82,724	(95,696)

Contract owner transactions:
Proceeds from units sold		22,551	24,904
Cost of units redeemed		(63,848)	(39,178)
Account charges		(152)	(136)
Increase (decrease)		(41,449)	(14,410)
Net increase (decrease)		41,275	(110,106)
Net assets, beginning		453,574	563,680
Net assets, ending		$494,849	$453,574

Units sold		6,529	7,754
Units redeemed		(18,312)	(12,143)
Net increase (decrease)		(11,783)	(4,389)
Units outstanding, beginning		140,864	145,253
Units outstanding, ending		129,081	140,864

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,248,109
Cost of units redeemed/account charges			(2,732,960)
Net investment income (loss)			(81,393)
Net realized gain (loss)			314,325
Realized gain distributions			722,921
Net change in unrealized appreciation (depreciation)			23,847
Net assets			$494,849
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.83	129	$495	1.25%	19.1%	12/31/2023	$4.02	0	$0	1.00%	19.4%	12/31/2023	$4.21	0	$0	0.75%	19.7%
12/31/2022	3.22	141	454	1.25%	-17.0%	12/31/2022	3.36	0	0	1.00%	-16.8%	12/31/2022	3.52	0	0	0.75%	-16.6%
12/31/2021	3.88	145	564	1.25%	22.5%	12/31/2021	4.05	0	0	1.00%	22.8%	12/31/2021	4.22	0	0	0.75%	23.1%
12/31/2020	3.17	156	493	1.25%	11.3%	12/31/2020	3.29	0	0	1.00%	11.6%	12/31/2020	3.43	0	0	0.75%	11.8%
12/31/2019	2.85	183	521	1.25%	24.9%	12/31/2019	2.95	0	0	1.00%	25.2%	12/31/2019	3.06	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.41	0	$0	0.50%	20.0%	12/31/2023	$4.62	0	$0	0.25%	20.3%	12/31/2023	$4.84	0	$0	0.00%	20.6%
12/31/2022	3.67	0	0	0.50%	-16.4%	12/31/2022	3.84	0	0	0.25%	-16.2%	12/31/2022	4.01	0	0	0.00%	-16.0%
12/31/2021	4.40	0	0	0.50%	23.4%	12/31/2021	4.58	0	0	0.25%	23.7%	12/31/2021	4.78	0	0	0.00%	24.0%
12/31/2020	3.56	0	0	0.50%	12.1%	12/31/2020	3.70	0	0	0.25%	12.4%	12/31/2020	3.85	123	476	0.00%	12.7%
12/31/2019	3.18	0	0	0.50%	25.9%	12/31/2019	3.30	0	0	0.25%	26.2%	12/31/2019	3.42	138	472	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Sustainable International Thematic Fund R Class - 06-147

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$281,063	$251,107	15,511
Receivables: investments sold	-
Payables: investments purchased	(152)
Net assets	$280,911

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,632	18,776	$1.68
Band 100	8,396	4,757	1.77
Band 75	-	-	1.85
Band 50	240,883	124,352	1.94
Band 25	-	-	2.03
Band 0	-	-	2.13
Total	$280,911	147,885

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,552)
Net investment income (loss)			(1,552)

Gain (loss) on investments:
Net realized gain (loss)			(813)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,902
Net gain (loss)			31,089

Increase (decrease) in net assets from operations			$29,537

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,552)	$(1,832)
Net realized gain (loss)		(813)	2,468
Realized gain distributions		-	1,436
Net change in unrealized appreciation (depreciation)		31,902	(119,380)

Increase (decrease) in net assets from operations		29,537	(117,308)

Contract owner transactions:
Proceeds from units sold		11,286	18,025
Cost of units redeemed		(1,558)	(98,462)
Account charges		(54)	(57)
Increase (decrease)		9,674	(80,494)
Net increase (decrease)		39,211	(197,802)
Net assets, beginning		241,700	439,502
Net assets, ending		$280,911	$241,700

Units sold		6,157	11,439
Units redeemed		(937)	(55,834)
Net increase (decrease)		5,220	(44,395)
Units outstanding, beginning		142,665	187,060
Units outstanding, ending		147,885	142,665

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,423,103
Cost of units redeemed/account charges			(7,321,451)
Net investment income (loss)			25,111
Net realized gain (loss)			(2,585,379)
Realized gain distributions			709,571
Net change in unrealized appreciation (depreciation)			29,956
Net assets			$280,911
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	19	$32	1.25%	11.3%	12/31/2023	$1.77	5	$8	1.00%	11.6%	12/31/2023	$1.85	0	$0	0.75%	11.9%
12/31/2022	1.51	19	29	1.25%	-28.1%	12/31/2022	1.58	5	8	1.00%	-27.9%	12/31/2022	1.65	0	0	0.75%	-27.7%
12/31/2021	2.10	18	39	1.25%	6.3%	12/31/2021	2.19	7	14	1.00%	6.5%	12/31/2021	2.29	0	0	0.75%	6.8%
12/31/2020	1.98	18	36	1.25%	27.4%	12/31/2020	2.06	10	20	1.00%	27.7%	12/31/2020	2.14	0	0	0.75%	28.0%
12/31/2019	1.55	30	47	1.25%	24.8%	12/31/2019	1.61	10	16	1.00%	25.1%	12/31/2019	1.67	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	124	$241	0.50%	12.1%	12/31/2023	$2.03	0	$0	0.25%	12.4%	12/31/2023	$2.13	0	$0	0.00%	12.7%
12/31/2022	1.73	119	205	0.50%	-27.5%	12/31/2022	1.81	0	0	0.25%	-27.3%	12/31/2022	1.89	0	0	0.00%	-27.2%
12/31/2021	2.38	162	386	0.50%	7.1%	12/31/2021	2.48	0	0	0.25%	7.3%	12/31/2021	2.59	0	0	0.00%	7.6%
12/31/2020	2.23	180	401	0.50%	28.4%	12/31/2020	2.31	0	0	0.25%	28.7%	12/31/2020	2.41	0	0	0.00%	29.0%
12/31/2019	1.73	243	422	0.50%	25.8%	12/31/2019	1.80	0	0	0.25%	26.1%	12/31/2019	1.87	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Small Cap Growth Fund R Class - 06-146

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,727,819	$3,159,807	54,792
Receivables: investments sold	5,231
Payables: investments purchased	-
Net assets	$2,733,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,469,625	532,847	$4.63
Band 100	263,425	54,251	4.86
Band 75	-	-	5.09
Band 50	-	-	5.33
Band 25	-	-	5.58
Band 0	-	-	5.85
Total	$2,733,050	587,098

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(31,058)
Net investment income (loss)			(31,058)

Gain (loss) on investments:
Net realized gain (loss)			(177,787)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			597,277
Net gain (loss)			419,490

Increase (decrease) in net assets from operations			$388,432

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,058)	$(34,032)
Net realized gain (loss)		(177,787)	(239,438)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		597,277	(1,095,338)

Increase (decrease) in net assets from operations		388,432	(1,368,808)

Contract owner transactions:
Proceeds from units sold		507,427	2,299,884
Cost of units redeemed		(573,934)	(680,183)
Account charges		(412)	(764)
Increase (decrease)		(66,919)	1,618,937
Net increase (decrease)		321,513	250,129
Net assets, beginning		2,411,537	2,161,408
Net assets, ending		$2,733,050	$2,411,537

Units sold		115,649	430,785
Units redeemed		(128,878)	(151,642)
Net increase (decrease)		(13,229)	279,143
Units outstanding, beginning		600,327	321,184
Units outstanding, ending		587,098	600,327

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,603,567
Cost of units redeemed/account charges			(15,979,813)
Net investment income (loss)			(385,772)
Net realized gain (loss)			1,797,852
Realized gain distributions			2,129,204
Net change in unrealized appreciation (depreciation)			(431,988)
Net assets			$2,733,050
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.63	533	$2,470	1.25%	16.0%	12/31/2023	$4.86	54	$263	1.00%	16.3%	12/31/2023	$5.09	0	$0	0.75%	16.5%
12/31/2022	4.00	532	2,128	1.25%	-40.0%	12/31/2022	4.18	68	284	1.00%	-39.9%	12/31/2022	4.36	0	0	0.75%	-39.7%
12/31/2021	6.66	246	1,637	1.25%	7.6%	12/31/2021	6.95	76	525	1.00%	7.8%	12/31/2021	7.24	0	0	0.75%	8.1%
12/31/2020	6.19	525	3,254	1.25%	51.1%	12/31/2020	6.44	76	487	1.00%	51.5%	12/31/2020	6.70	0	0	0.75%	51.9%
12/31/2019	4.10	301	1,234	1.25%	33.6%	12/31/2019	4.25	84	359	1.00%	33.9%	12/31/2019	4.41	1	5	0.75%	34.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.33	0	$0	0.50%	16.8%	12/31/2023	$5.58	0	$0	0.25%	17.1%	12/31/2023	$5.85	0	$0	0.00%	17.4%
12/31/2022	4.56	0	0	0.50%	-39.6%	12/31/2022	4.77	0	0	0.25%	-39.4%	12/31/2022	4.98	0	0	0.00%	-39.3%
12/31/2021	7.55	0	0	0.50%	8.4%	12/31/2021	7.87	0	0	0.25%	8.6%	12/31/2021	8.20	0	0	0.00%	8.9%
12/31/2020	6.96	0	0	0.50%	52.2%	12/31/2020	7.24	0	0	0.25%	52.6%	12/31/2020	7.53	0	0	0.00%	53.0%
12/31/2019	4.57	0	0	0.50%	34.6%	12/31/2019	4.74	0	0	0.25%	34.9%	12/31/2019	4.92	0	0	0.00%	35.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Growth Fund R Class - 06-144

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,005,214	$1,149,921	114,503
Receivables: investments sold	-
Payables: investments purchased	(2,161)
Net assets	$1,003,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$839,365	219,215	$3.83
Band 100	115,126	28,700	4.01
Band 75	-	-	4.20
Band 50	48,562	11,030	4.40
Band 25	-	-	4.61
Band 0	-	-	4.83
Total	$1,003,053	258,945

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,411)
Net investment income (loss)			(11,411)

Gain (loss) on investments:
Net realized gain (loss)			(84,257)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			235,450
Net gain (loss)			151,193

Increase (decrease) in net assets from operations			$139,782

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,411)	$(13,069)
Net realized gain (loss)		(84,257)	(256,778)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		235,450	(384,058)

Increase (decrease) in net assets from operations		139,782	(653,905)

Contract owner transactions:
Proceeds from units sold		214,946	385,349
Cost of units redeemed		(200,030)	(690,977)
Account charges		(1,619)	(1,172)
Increase (decrease)		13,297	(306,800)
Net increase (decrease)		153,079	(960,705)
Net assets, beginning		849,974	1,810,679
Net assets, ending		$1,003,053	$849,974

Units sold		60,932	98,750
Units redeemed		(57,607)	(186,371)
Net increase (decrease)		3,325	(87,621)
Units outstanding, beginning		255,620	343,241
Units outstanding, ending		258,945	255,620

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,021,191
Cost of units redeemed/account charges			(11,397,330)
Net investment income (loss)			(265,738)
Net realized gain (loss)			180,420
Realized gain distributions			1,609,217
Net change in unrealized appreciation (depreciation)			(144,707)
Net assets			$1,003,053
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.83	219	$839	1.25%	16.8%	12/31/2023	$4.01	29	$115	1.00%	17.0%	12/31/2023	$4.20	0	$0	0.75%	17.3%
12/31/2022	3.28	204	670	1.25%	-37.2%	12/31/2022	3.43	39	132	1.00%	-37.0%	12/31/2022	3.58	0	0	0.75%	-36.9%
12/31/2021	5.22	286	1,496	1.25%	9.0%	12/31/2021	5.44	44	239	1.00%	9.3%	12/31/2021	5.67	0	0	0.75%	9.6%
12/31/2020	4.79	229	1,095	1.25%	50.0%	12/31/2020	4.98	50	249	1.00%	50.3%	12/31/2020	5.18	0	0	0.75%	50.7%
12/31/2019	3.19	263	839	1.25%	28.3%	12/31/2019	3.31	55	183	1.00%	28.6%	12/31/2019	3.43	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.40	11	$49	0.50%	17.6%	12/31/2023	$4.61	0	$0	0.25%	17.9%	12/31/2023	$4.83	0	$0	0.00%	18.2%
12/31/2022	3.74	13	48	0.50%	-36.7%	12/31/2022	3.91	0	0	0.25%	-36.6%	12/31/2022	4.09	0	0	0.00%	-36.4%
12/31/2021	5.91	13	76	0.50%	9.9%	12/31/2021	6.16	0	0	0.25%	10.1%	12/31/2021	6.43	0	0	0.00%	10.4%
12/31/2020	5.38	18	96	0.50%	51.1%	12/31/2020	5.60	0	0	0.25%	51.5%	12/31/2020	5.82	0	0	0.00%	51.9%
12/31/2019	3.56	25	90	0.50%	29.3%	12/31/2019	3.70	0	0	0.25%	29.6%	12/31/2019	3.83	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Value Fund R Class - 06-151

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,814	$80,823	5,266
Receivables: investments sold	184
Payables: investments purchased	-
Net assets	$85,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,206	41,114	$1.95
Band 100	5,792	2,834	2.04
Band 75	-	-	2.14
Band 50	-	-	2.24
Band 25	-	-	2.35
Band 0	-	-	2.46
Total	$85,998	43,948

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$621
Mortality & expense charges			(1,101)
Net investment income (loss)			(480)

Gain (loss) on investments:
Net realized gain (loss)			711
Realized gain distributions			2,978
Net change in unrealized appreciation (depreciation)			10,621
Net gain (loss)			14,310

Increase (decrease) in net assets from operations			$13,830

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(480)	$(258)
Net realized gain (loss)		711	2,373
Realized gain distributions		2,978	7,420
Net change in unrealized appreciation (depreciation)		10,621	(17,156)

Increase (decrease) in net assets from operations		13,830	(7,621)

Contract owner transactions:
Proceeds from units sold		77,711	27,098
Cost of units redeemed		(76,334)	(21,303)
Account charges		(64)	(55)
Increase (decrease)		1,313	5,740
Net increase (decrease)		15,143	(1,881)
Net assets, beginning		70,855	72,736
Net assets, ending		$85,998	$70,855

Units sold		43,806	14,698
Units redeemed		(42,016)	(12,131)
Net increase (decrease)		1,790	2,567
Units outstanding, beginning		42,158	39,591
Units outstanding, ending		43,948	42,158

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$749,621
Cost of units redeemed/account charges			(707,095)
Net investment income (loss)			(1,997)
Net realized gain (loss)			6,906
Realized gain distributions			33,572
Net change in unrealized appreciation (depreciation)			4,991
Net assets			$85,998
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.95	41	$80	1.25%	16.4%	12/31/2023	$2.04	3	$6	1.00%	16.7%	12/31/2023	$2.14	0	$0	0.75%	17.0%
12/31/2022	1.68	39	66	1.25%	-8.5%	12/31/2022	1.75	3	5	1.00%	-8.3%	12/31/2022	1.83	0	0	0.75%	-8.0%
12/31/2021	1.83	36	66	1.25%	24.8%	12/31/2021	1.91	3	6	1.00%	25.1%	12/31/2021	1.99	0	0	0.75%	25.5%
12/31/2020	1.47	33	48	1.25%	-0.8%	12/31/2020	1.52	4	6	1.00%	-0.5%	12/31/2020	1.59	0	0	0.75%	-0.3%
12/31/2019	1.48	69	102	1.25%	17.8%	12/31/2019	1.53	4	5	1.00%	18.1%	12/31/2019	1.59	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.24	0	$0	0.50%	17.3%	12/31/2023	$2.35	0	$0	0.25%	17.6%	12/31/2023	$2.46	0	$0	0.00%	17.9%
12/31/2022	1.91	0	0	0.50%	-7.8%	12/31/2022	2.00	0	0	0.25%	-7.6%	12/31/2022	2.09	0	0	0.00%	-7.3%
12/31/2021	2.07	0	0	0.50%	25.8%	12/31/2021	2.16	0	0	0.25%	26.1%	12/31/2021	2.25	0	0	0.00%	26.4%
12/31/2020	1.65	0	0	0.50%	0.0%	12/31/2020	1.71	0	0	0.25%	0.2%	12/31/2020	1.78	0	0	0.00%	0.5%
12/31/2019	1.65	0	0	0.50%	18.7%	12/31/2019	1.71	0	0	0.25%	19.0%	12/31/2019	1.77	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.9%
2021	0.5%
2020	0.3%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Value Fund R Class - 06-149

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$230,918	$222,566	11,212
Receivables: investments sold	-
Payables: investments purchased	(45)
Net assets	$230,873

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,868	47,916	$3.29
Band 100	73,005	21,151	3.45
Band 75	-	-	3.62
Band 50	-	-	3.79
Band 25	-	-	3.97
Band 0	-	-	4.16
Total	$230,873	69,067

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11
Mortality & expense charges			(4,064)
Net investment income (loss)			(4,053)

Gain (loss) on investments:
Net realized gain (loss)			(13,758)
Realized gain distributions			13,671
Net change in unrealized appreciation (depreciation)			47,635
Net gain (loss)			47,548

Increase (decrease) in net assets from operations			$43,495

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,053)	$(4,002)
Net realized gain (loss)		(13,758)	3,190
Realized gain distributions		13,671	31,853
Net change in unrealized appreciation (depreciation)		47,635	(137,846)

Increase (decrease) in net assets from operations		43,495	(106,805)

Contract owner transactions:
Proceeds from units sold		19,594	38,982
Cost of units redeemed		(330,135)	(39,276)
Account charges		(202)	(152)
Increase (decrease)		(310,743)	(446)
Net increase (decrease)		(267,248)	(107,251)
Net assets, beginning		498,121	605,372
Net assets, ending		$230,873	$498,121

Units sold		6,657	14,028
Units redeemed		(109,971)	(14,023)
Net increase (decrease)		(103,314)	5
Units outstanding, beginning		172,381	172,376
Units outstanding, ending		69,067	172,381

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,841,883
Cost of units redeemed/account charges			(5,783,636)
Net investment income (loss)			(148,269)
Net realized gain (loss)			371,429
Realized gain distributions			941,114
Net change in unrealized appreciation (depreciation)			8,352
Net assets			$230,873
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.29	48	$158	1.25%	14.7%	12/31/2023	$3.45	21	$73	1.00%	15.0%	12/31/2023	$3.62	0	$0	0.75%	15.2%
12/31/2022	2.87	150	432	1.25%	-17.7%	12/31/2022	3.00	22	66	1.00%	-17.5%	12/31/2022	3.14	0	0	0.75%	-17.3%
12/31/2021	3.49	150	523	1.25%	33.2%	12/31/2021	3.64	23	83	1.00%	33.5%	12/31/2021	3.80	0	0	0.75%	33.9%
12/31/2020	2.62	169	444	1.25%	1.4%	12/31/2020	2.73	28	77	1.00%	1.6%	12/31/2020	2.83	0	0	0.75%	1.9%
12/31/2019	2.59	198	513	1.25%	17.8%	12/31/2019	2.68	76	205	1.00%	18.1%	12/31/2019	2.78	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.79	0	$0	0.50%	15.5%	12/31/2023	$3.97	0	$0	0.25%	15.8%	12/31/2023	$4.16	0	$0	0.00%	16.1%
12/31/2022	3.28	0	0	0.50%	-17.1%	12/31/2022	3.43	0	0	0.25%	-16.9%	12/31/2022	3.58	0	0	0.00%	-16.7%
12/31/2021	3.96	0	0	0.50%	34.2%	12/31/2021	4.12	0	0	0.25%	34.5%	12/31/2021	4.30	0	0	0.00%	34.9%
12/31/2020	2.95	136	401	0.50%	2.2%	12/31/2020	3.06	0	0	0.25%	2.4%	12/31/2020	3.19	0	0	0.00%	2.7%
12/31/2019	2.89	144	415	0.50%	18.7%	12/31/2019	2.99	0	0	0.25%	19.0%	12/31/2019	3.10	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.4%
2021	0.3%
2020	0.1%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB International Value Fund R Class - 06-153

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$102,548	$96,568	7,205
Receivables: investments sold	127
Payables: investments purchased	-
Net assets	$102,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$102,633	91,226	$1.13
Band 100	42	36	1.18
Band 75	-	-	1.23
Band 50	-	-	1.29
Band 25	-	-	1.36
Band 0	-	-	1.42
Total	$102,675	91,262

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$948
Mortality & expense charges			(1,258)
Net investment income (loss)			(310)

Gain (loss) on investments:
Net realized gain (loss)			313
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,369
Net gain (loss)			12,682

Increase (decrease) in net assets from operations			$12,372

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(310)	$(295)
Net realized gain (loss)		313	(1,169)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,369	(11,773)

Increase (decrease) in net assets from operations		12,372	(13,237)

Contract owner transactions:
Proceeds from units sold		5,966	6,482
Cost of units redeemed		(9,845)	(9,032)
Account charges		(4)	(4)
Increase (decrease)		(3,883)	(2,554)
Net increase (decrease)		8,489	(15,791)
Net assets, beginning		94,186	109,977
Net assets, ending		$102,675	$94,186

Units sold		5,463	7,057
Units redeemed		(8,989)	(9,502)
Net increase (decrease)		(3,526)	(2,445)
Units outstanding, beginning		94,788	97,233
Units outstanding, ending		91,262	94,788

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,390,103
Cost of units redeemed/account charges			(2,002,972)
Net investment income (loss)			31,591
Net realized gain (loss)			(383,328)
Realized gain distributions			61,301
Net change in unrealized appreciation (depreciation)			5,980
Net assets			$102,675
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	91	$103	1.25%	13.2%	12/31/2023	$1.18	0	$0	1.00%	13.5%	12/31/2023	$1.23	0	$0	0.75%	13.8%
12/31/2022	0.99	95	94	1.25%	-12.1%	12/31/2022	1.04	0	0	1.00%	-11.9%	12/31/2022	1.09	0	0	0.75%	-11.7%
12/31/2021	1.13	97	110	1.25%	9.2%	12/31/2021	1.18	0	0	1.00%	9.4%	12/31/2021	1.23	0	0	0.75%	9.7%
12/31/2020	1.04	108	112	1.25%	0.4%	12/31/2020	1.08	0	0	1.00%	0.7%	12/31/2020	1.12	0	0	0.75%	0.9%
12/31/2019	1.03	119	123	1.25%	14.9%	12/31/2019	1.07	0	0	1.00%	15.2%	12/31/2019	1.11	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	14.1%	12/31/2023	$1.36	0	$0	0.25%	14.4%	12/31/2023	$1.42	0	$0	0.00%	14.6%
12/31/2022	1.13	0	0	0.50%	-11.5%	12/31/2022	1.19	0	0	0.25%	-11.3%	12/31/2022	1.24	0	0	0.00%	-11.0%
12/31/2021	1.28	0	0	0.50%	10.0%	12/31/2021	1.34	0	0	0.25%	10.3%	12/31/2021	1.39	0	0	0.00%	10.5%
12/31/2020	1.16	0	0	0.50%	1.2%	12/31/2020	1.21	0	0	0.25%	1.4%	12/31/2020	1.26	0	0	0.00%	1.7%
12/31/2019	1.15	0	0	0.50%	15.7%	12/31/2019	1.19	0	0	0.25%	16.0%	12/31/2019	1.24	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.9%
2021	2.3%
2020	0.4%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB High Income Fund R Class - 06-006

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,874	$1,788	270
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,874

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,874	1,482	$1.26
Band 100	-	-	1.30
Band 75	-	-	1.33
Band 50	-	-	1.37
Band 25	-	-	1.40
Band 0	-	-	1.44
Total	$1,874	1,482

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$122
Mortality & expense charges			(21)
Net investment income (loss)			101

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			106
Net gain (loss)			106

Increase (decrease) in net assets from operations			$207

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$101	$478
Net realized gain (loss)		-	(3,836)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		106	379

Increase (decrease) in net assets from operations		207	(2,979)

Contract owner transactions:
Proceeds from units sold		10	3,180
Cost of units redeemed		-	(37,049)
Account charges		-	(2)
Increase (decrease)		10	(33,871)
Net increase (decrease)		217	(36,850)
Net assets, beginning		1,657	38,507
Net assets, ending		$1,874	$1,657

Units sold		8	2,687
Units redeemed		-	(30,904)
Net increase (decrease)		8	(28,217)
Units outstanding, beginning		1,474	29,691
Units outstanding, ending		1,482	1,474

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$146,770
Cost of units redeemed/account charges			(148,242)
Net investment income (loss)			12,254
Net realized gain (loss)			(9,462)
Realized gain distributions			468
Net change in unrealized appreciation (depreciation)			86
Net assets			$1,874
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	1	$2	1.25%	12.5%	12/31/2023	$1.30	0	$0	1.00%	12.7%	12/31/2023	$1.33	0	$0	0.75%	13.0%
12/31/2022	1.12	1	2	1.25%	-13.3%	12/31/2022	1.15	0	0	1.00%	-13.1%	12/31/2022	1.18	0	0	0.75%	-12.9%
12/31/2021	1.30	30	39	1.25%	3.2%	12/31/2021	1.32	0	0	1.00%	3.4%	12/31/2021	1.35	0	0	0.75%	3.7%
12/31/2020	1.26	35	44	1.25%	1.1%	12/31/2020	1.28	0	0	1.00%	1.4%	12/31/2020	1.31	0	0	0.75%	1.6%
12/31/2019	1.24	32	40	1.25%	11.8%	12/31/2019	1.26	0	0	1.00%	12.1%	12/31/2019	1.28	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	13.3%	12/31/2023	$1.40	0	$0	0.25%	13.6%	12/31/2023	$1.44	0	$0	0.00%	13.9%
12/31/2022	1.21	0	0	0.50%	-12.7%	12/31/2022	1.24	0	0	0.25%	-12.4%	12/31/2022	1.27	0	0	0.00%	-12.2%
12/31/2021	1.38	0	0	0.50%	4.0%	12/31/2021	1.41	0	0	0.25%	4.2%	12/31/2021	1.44	0	0	0.00%	4.5%
12/31/2020	1.33	0	0	0.50%	1.9%	12/31/2020	1.36	0	0	0.25%	2.1%	12/31/2020	1.38	0	0	0.00%	2.4%
12/31/2019	1.31	0	0	0.50%	12.7%	12/31/2019	1.33	0	0	0.25%	13.0%	12/31/2019	1.35	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.9%
2022	3.0%
2021	6.6%
2020	5.7%
2019	6.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Growth Fund Z Class - 06-GKC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$391,122	$393,942	35,401
Receivables: investments sold	6,077
Payables: investments purchased	-
Net assets	$397,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$397,199	256,753	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$397,199	256,753

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,985)
Net investment income (loss)			(3,985)

Gain (loss) on investments:
Net realized gain (loss)			(58,958)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			113,439
Net gain (loss)			54,481

Increase (decrease) in net assets from operations			$50,496

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,985)	$(4,231)
Net realized gain (loss)		(58,958)	(53,939)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		113,439	(110,241)

Increase (decrease) in net assets from operations		50,496	(168,411)

Contract owner transactions:
Proceeds from units sold		125,784	227,000
Cost of units redeemed		(166,958)	(110,945)
Account charges		(55)	(118)
Increase (decrease)		(41,229)	115,937
Net increase (decrease)		9,267	(52,474)
Net assets, beginning		387,932	440,406
Net assets, ending		$397,199	$387,932

Units sold		90,080	156,553
Units redeemed		(127,998)	(73,672)
Net increase (decrease)		(37,918)	82,881
Units outstanding, beginning		294,671	211,790
Units outstanding, ending		256,753	294,671

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$834,630
Cost of units redeemed/account charges			(331,283)
Net investment income (loss)			(9,199)
Net realized gain (loss)			(114,708)
Realized gain distributions			20,579
Net change in unrealized appreciation (depreciation)			(2,820)
Net assets			$397,199
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	257	$397	1.25%	17.5%	12/31/2023	$1.57	0	$0	1.00%	17.8%	12/31/2023	$1.59	0	$0	0.75%	18.1%
12/31/2022	1.32	295	388	1.25%	-36.7%	12/31/2022	1.33	0	0	1.00%	-36.5%	12/31/2022	1.35	0	0	0.75%	-36.4%
12/31/2021	2.08	212	440	1.25%	9.8%	12/31/2021	2.10	0	0	1.00%	10.0%	12/31/2021	2.12	0	0	0.75%	10.3%
12/31/2020	1.89	11	21	1.25%	51.1%	12/31/2020	1.91	0	0	1.00%	51.5%	12/31/2020	1.92	0	0	0.75%	51.9%
12/31/2019	1.25	13	16	1.25%	29.2%	12/31/2019	1.26	0	0	1.00%	29.5%	12/31/2019	1.27	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	18.4%	12/31/2023	$1.64	0	$0	0.25%	18.7%	12/31/2023	$1.67	0	$0	0.00%	19.0%
12/31/2022	1.37	0	0	0.50%	-36.2%	12/31/2022	1.38	0	0	0.25%	-36.1%	12/31/2022	1.40	0	0	0.00%	-35.9%
12/31/2021	2.14	0	0	0.50%	10.6%	12/31/2021	2.17	0	0	0.25%	10.9%	12/31/2021	2.19	0	0	0.00%	11.1%
12/31/2020	1.94	0	0	0.50%	52.3%	12/31/2020	1.95	0	0	0.25%	52.7%	12/31/2020	1.97	0	0	0.00%	53.0%
12/31/2019	1.27	0	0	0.50%	30.2%	12/31/2019	1.28	0	0	0.25%	30.5%	12/31/2019	1.29	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Small Cap Growth Portfolio Z Class - 06-GKG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,990,251	$4,589,490	64,053
Receivables: investments sold	-
Payables: investments purchased	(8,695)
Net assets	$3,981,556

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,981,556	2,533,986	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$3,981,556	2,533,986

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(49,156)
Net investment income (loss)			(49,156)

Gain (loss) on investments:
Net realized gain (loss)			(420,173)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,082,310
Net gain (loss)			662,137

Increase (decrease) in net assets from operations			$612,981

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(49,156)	$(48,356)
Net realized gain (loss)		(420,173)	(514,170)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,082,310	(1,587,154)

Increase (decrease) in net assets from operations		612,981	(2,149,680)

Contract owner transactions:
Proceeds from units sold		2,753,374	3,406,515
Cost of units redeemed		(3,027,257)	(2,780,560)
Account charges		(5,480)	(5,948)
Increase (decrease)		(279,363)	620,007
Net increase (decrease)		333,618	(1,529,673)
Net assets, beginning		3,647,938	5,177,611
Net assets, ending		$3,981,556	$3,647,938

Units sold		1,888,881	2,245,742
Units redeemed		(2,066,621)	(1,858,126)
Net increase (decrease)		(177,740)	387,616
Units outstanding, beginning		2,711,726	2,324,110
Units outstanding, ending		2,533,986	2,711,726

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,034,982
Cost of units redeemed/account charges			(6,976,134)
Net investment income (loss)			(132,111)
Net realized gain (loss)			(724,415)
Realized gain distributions			378,473
Net change in unrealized appreciation (depreciation)			(599,239)
Net assets			$3,981,556
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	2,534	$3,982	1.25%	16.8%	12/31/2023	$1.60	0	$0	1.00%	17.1%	12/31/2023	$1.62	0	$0	0.75%	17.4%
12/31/2022	1.35	2,712	3,648	1.25%	-39.6%	12/31/2022	1.36	0	0	1.00%	-39.5%	12/31/2022	1.38	0	0	0.75%	-39.3%
12/31/2021	2.23	2,324	5,178	1.25%	8.4%	12/31/2021	2.25	0	0	1.00%	8.6%	12/31/2021	2.27	0	0	0.75%	8.9%
12/31/2020	2.06	492	1,012	1.25%	52.2%	12/31/2020	2.07	0	0	1.00%	52.6%	12/31/2020	2.09	0	0	0.75%	53.0%
12/31/2019	1.35	343	463	1.25%	34.6%	12/31/2019	1.36	0	0	1.00%	34.9%	12/31/2019	1.36	0	0	0.75%	35.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	0	$0	0.50%	17.7%	12/31/2023	$1.67	0	$0	0.25%	18.0%	12/31/2023	$1.69	0	$0	0.00%	18.3%
12/31/2022	1.40	0	0	0.50%	-39.2%	12/31/2022	1.41	0	0	0.25%	-39.0%	12/31/2022	1.43	0	0	0.00%	-38.9%
12/31/2021	2.30	0	0	0.50%	9.2%	12/31/2021	2.32	0	0	0.25%	9.4%	12/31/2021	2.34	0	0	0.00%	9.7%
12/31/2020	2.10	0	0	0.50%	53.3%	12/31/2020	2.12	0	0	0.25%	53.7%	12/31/2020	2.14	0	0	0.00%	54.1%
12/31/2019	1.37	0	0	0.50%	35.6%	12/31/2019	1.38	0	0	0.25%	35.9%	12/31/2019	1.39	0	0	0.00%	36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Discovery Value Fund Z Class - 06-GKF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$392,781	$362,606	17,794
Receivables: investments sold	-
Payables: investments purchased	(15,902)
Net assets	$376,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$376,879	280,511	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$376,879	280,511

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,841
Mortality & expense charges			(1,651)
Net investment income (loss)			1,190

Gain (loss) on investments:
Net realized gain (loss)			(4,513)
Realized gain distributions			21,186
Net change in unrealized appreciation (depreciation)			49,240
Net gain (loss)			65,913

Increase (decrease) in net assets from operations			$67,103

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,190	$51
Net realized gain (loss)		(4,513)	(335)
Realized gain distributions		21,186	5,475
Net change in unrealized appreciation (depreciation)		49,240	(21,339)

Increase (decrease) in net assets from operations		67,103	(16,148)

Contract owner transactions:
Proceeds from units sold		268,224	22,809
Cost of units redeemed		(48,754)	(6,003)
Account charges		(41)	(102)
Increase (decrease)		219,429	16,704
Net increase (decrease)		286,532	556
Net assets, beginning		90,347	89,791
Net assets, ending		$376,879	$90,347

Units sold		242,374	18,751
Units redeemed		(39,620)	(5,001)
Net increase (decrease)		202,754	13,750
Units outstanding, beginning		77,757	64,007
Units outstanding, ending		280,511	77,757

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,005,694
Cost of units redeemed/account charges			(567,292)
Net investment income (loss)			1,478
Net realized gain (loss)			(147,508)
Realized gain distributions			54,332
Net change in unrealized appreciation (depreciation)			30,175
Net assets			$376,879
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	281	$377	1.25%	15.6%	12/31/2023	$1.36	0	$0	1.00%	15.9%	12/31/2023	$1.38	0	$0	0.75%	16.2%
12/31/2022	1.16	78	90	1.25%	-17.2%	12/31/2022	1.18	0	0	1.00%	-17.0%	12/31/2022	1.19	0	0	0.75%	-16.8%
12/31/2021	1.40	64	90	1.25%	34.2%	12/31/2021	1.42	0	0	1.00%	34.5%	12/31/2021	1.43	0	0	0.75%	34.8%
12/31/2020	1.05	37	39	1.25%	2.2%	12/31/2020	1.05	0	0	1.00%	2.4%	12/31/2020	1.06	0	0	0.75%	2.7%
12/31/2019	1.02	578	592	1.25%	18.7%	12/31/2019	1.03	0	0	1.00%	19.0%	12/31/2019	1.03	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	16.5%	12/31/2023	$1.43	0	$0	0.25%	16.8%	12/31/2023	$1.45	0	$0	0.00%	17.1%
12/31/2022	1.21	0	0	0.50%	-16.6%	12/31/2022	1.22	0	0	0.25%	-16.3%	12/31/2022	1.24	0	0	0.00%	-16.1%
12/31/2021	1.45	0	0	0.50%	35.2%	12/31/2021	1.46	0	0	0.25%	35.5%	12/31/2021	1.48	0	0	0.00%	35.8%
12/31/2020	1.07	0	0	0.50%	2.9%	12/31/2020	1.08	0	0	0.25%	3.2%	12/31/2020	1.09	0	0	0.00%	3.4%
12/31/2019	1.04	0	0	0.50%	19.6%	12/31/2019	1.04	0	0	0.25%	19.9%	12/31/2019	1.05	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	1.3%
2021	1.4%
2020	0.1%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Global Bond Fund Z Class - 06-3GC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,003	$34,233	4,181
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$29,019

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,019	29,094	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$29,019	29,094

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$944
Mortality & expense charges			(333)
Net investment income (loss)			611

Gain (loss) on investments:
Net realized gain (loss)			(76)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			986
Net gain (loss)			910

Increase (decrease) in net assets from operations			$1,521

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$611	$1,719
Net realized gain (loss)		(76)	(1,485)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		986	(4,767)

Increase (decrease) in net assets from operations		1,521	(4,533)

Contract owner transactions:
Proceeds from units sold		2,286	2,979
Cost of units redeemed		-	(11,026)
Account charges		(10)	(26)
Increase (decrease)		2,276	(8,073)
Net increase (decrease)		3,797	(12,606)
Net assets, beginning		25,222	37,828
Net assets, ending		$29,019	$25,222

Units sold		2,384	2,916
Units redeemed		(10)	(11,024)
Net increase (decrease)		2,374	(8,108)
Units outstanding, beginning		26,720	34,828
Units outstanding, ending		29,094	26,720

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$74,505
Cost of units redeemed/account charges			(42,491)
Net investment income (loss)			3,102
Net realized gain (loss)			(1,671)
Realized gain distributions			804
Net change in unrealized appreciation (depreciation)			(5,230)
Net assets			$29,019
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	29	$29	1.25%	5.7%	12/31/2023	$1.01	0	$0	1.00%	5.9%	12/31/2023	$1.02	0	$0	0.75%	6.2%
12/31/2022	0.94	27	25	1.25%	-13.1%	12/31/2022	0.95	0	0	1.00%	-12.9%	12/31/2022	0.97	0	0	0.75%	-12.7%
12/31/2021	1.09	35	38	1.25%	-1.8%	12/31/2021	1.10	0	0	1.00%	-1.6%	12/31/2021	1.10	0	0	0.75%	-1.3%
12/31/2020	1.11	52	57	1.25%	3.8%	12/31/2020	1.11	0	0	1.00%	4.1%	12/31/2020	1.12	0	0	0.75%	4.3%
12/31/2019	1.07	3	3	1.25%	6.3%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	6.5%	12/31/2023	$1.05	0	$0	0.25%	6.7%	12/31/2023	$1.07	0	$0	0.00%	7.0%
12/31/2022	0.98	0	0	0.50%	-12.4%	12/31/2022	0.99	0	0	0.25%	-12.2%	12/31/2022	1.00	0	0	0.00%	-12.0%
12/31/2021	1.11	0	0	0.50%	-1.1%	12/31/2021	1.12	0	0	0.25%	-0.8%	12/31/2021	1.13	0	0	0.00%	-0.6%
12/31/2020	1.13	0	0	0.50%	4.6%	12/31/2020	1.13	0	0	0.25%	4.8%	12/31/2020	1.14	0	0	0.00%	5.1%
12/31/2019	1.08	0	0	0.50%	7.1%	12/31/2019	1.08	0	0	0.25%	7.4%	12/31/2019	1.09	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	6.6%
2021	2.7%
2020	0.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Large Cap Growth Fund Z Class - 06-3FY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,741,339	$64,200,736	727,599
Receivables: investments sold	-
Payables: investments purchased	(1,300,145)
Net assets	$67,441,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,441,194	35,853,657	$1.88
Band 100	-	-	1.91
Band 75	-	-	1.93
Band 50	-	-	1.96
Band 25	-	-	1.99
Band 0	-	-	2.01
Total	$67,441,194	35,853,657

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$97,167
Mortality & expense charges			(695,271)
Net investment income (loss)			(598,104)

Gain (loss) on investments:
Net realized gain (loss)			(736,623)
Realized gain distributions			1,054,908
Net change in unrealized appreciation (depreciation)			16,205,691
Net gain (loss)			16,523,976

Increase (decrease) in net assets from operations			$15,925,872

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(598,104)	$(508,323)
Net realized gain (loss)		(736,623)	101,754
Realized gain distributions		1,054,908	359,997
Net change in unrealized appreciation (depreciation)		16,205,691	(14,219,764)

Increase (decrease) in net assets from operations		15,925,872	(14,266,336)

Contract owner transactions:
Proceeds from units sold		23,049,304	18,994,806
Cost of units redeemed		(14,454,005)	(6,280,752)
Account charges		(144,306)	(137,371)
Increase (decrease)		8,450,993	12,576,683
Net increase (decrease)		24,376,865	(1,689,653)
Net assets, beginning		43,064,329	44,753,982
Net assets, ending		$67,441,194	$43,064,329

Units sold		14,303,095	12,506,478
Units redeemed		(9,000,117)	(4,302,666)
Net increase (decrease)		5,302,978	8,203,812
Units outstanding, beginning		30,550,679	22,346,867
Units outstanding, ending		35,853,657	30,550,679

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$87,778,269
Cost of units redeemed/account charges			(28,032,334)
Net investment income (loss)			(1,345,473)
Net realized gain (loss)			242,070
Realized gain distributions			4,258,059
Net change in unrealized appreciation (depreciation)			4,540,603
Net assets			$67,441,194
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	35,854	$67,441	1.25%	33.4%	12/31/2023	$1.91	0	$0	1.00%	33.8%	12/31/2023	$1.93	0	$0	0.75%	34.1%
12/31/2022	1.41	30,551	43,064	1.25%	-29.6%	12/31/2022	1.43	0	0	1.00%	-29.4%	12/31/2022	1.44	0	0	0.75%	-29.3%
12/31/2021	2.00	22,347	44,754	1.25%	27.4%	12/31/2021	2.02	0	0	1.00%	27.7%	12/31/2021	2.04	0	0	0.75%	28.0%
12/31/2020	1.57	2,866	4,506	1.25%	32.8%	12/31/2020	1.58	0	0	1.00%	33.1%	12/31/2020	1.59	0	0	0.75%	33.5%
12/31/2019	1.18	2,177	2,578	1.25%	32.6%	12/31/2019	1.19	0	0	1.00%	32.9%	12/31/2019	1.19	0	0	0.75%	33.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.96	0	$0	0.50%	34.4%	12/31/2023	$1.99	0	$0	0.25%	34.8%	12/31/2023	$2.01	0	$0	0.00%	35.1%
12/31/2022	1.46	0	0	0.50%	-29.1%	12/31/2022	1.47	0	0	0.25%	-28.9%	12/31/2022	1.49	0	0	0.00%	-28.7%
12/31/2021	2.05	0	0	0.50%	28.3%	12/31/2021	2.07	0	0	0.25%	28.7%	12/31/2021	2.09	0	0	0.00%	29.0%
12/31/2020	1.60	0	0	0.50%	33.8%	12/31/2020	1.61	0	0	0.25%	34.1%	12/31/2020	1.62	0	0	0.00%	34.5%
12/31/2019	1.20	0	0	0.50%	33.6%	12/31/2019	1.20	0	0	0.25%	33.9%	12/31/2019	1.21	0	0	0.00%	34.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Large Cap Growth Fund Advisor Class - 06-3YR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,309,756	$2,018,572	24,900
Receivables: investments sold	769
Payables: investments purchased	-
Net assets	$2,310,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,310,525	1,329,712	$1.74
Band 100	-	-	1.76
Band 75	-	-	1.78
Band 50	-	-	1.80
Band 25	-	-	1.82
Band 0	-	-	1.84
Total	$2,310,525	1,329,712

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,213
Mortality & expense charges			(20,372)
Net investment income (loss)			(18,159)

Gain (loss) on investments:
Net realized gain (loss)			23,647
Realized gain distributions			35,022
Net change in unrealized appreciation (depreciation)			445,165
Net gain (loss)			503,834

Increase (decrease) in net assets from operations			$485,675

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,159)	$(12,933)
Net realized gain (loss)		23,647	(211,253)
Realized gain distributions		35,022	9,974
Net change in unrealized appreciation (depreciation)		445,165	(474,736)

Increase (decrease) in net assets from operations		485,675	(688,948)

Contract owner transactions:
Proceeds from units sold		1,065,074	887,192
Cost of units redeemed		(387,493)	(2,295,366)
Account charges		(1,910)	(3,407)
Increase (decrease)		675,671	(1,411,581)
Net increase (decrease)		1,161,346	(2,100,529)
Net assets, beginning		1,149,179	3,249,708
Net assets, ending		$2,310,525	$1,149,179

Units sold		693,361	659,104
Units redeemed		(245,443)	(1,531,352)
Net increase (decrease)		447,918	(872,248)
Units outstanding, beginning		881,794	1,754,042
Units outstanding, ending		1,329,712	881,794

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$46,784,154
Cost of units redeemed/account charges			(63,019,077)
Net investment income (loss)			(858,288)
Net realized gain (loss)			16,754,591
Realized gain distributions			2,357,961
Net change in unrealized appreciation (depreciation)			291,184
Net assets			$2,310,525
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.74	1,330	$2,311	1.25%	33.3%	12/31/2023	$1.76	0	$0	1.00%	33.7%	12/31/2023	$1.78	0	$0	0.75%	34.0%
12/31/2022	1.30	882	1,149	1.25%	-29.7%	12/31/2022	1.31	0	0	1.00%	-29.5%	12/31/2022	1.33	0	0	0.75%	-29.3%
12/31/2021	1.85	1,754	3,250	1.25%	27.3%	12/31/2021	1.86	0	0	1.00%	27.6%	12/31/2021	1.88	0	0	0.75%	27.9%
12/31/2020	1.46	24,426	35,551	1.25%	32.7%	12/31/2020	1.46	0	0	1.00%	33.0%	12/31/2020	1.47	0	0	0.75%	33.4%
12/31/2019	1.10	18,985	20,823	1.25%	9.7%	12/31/2019	1.10	0	0	1.00%	9.8%	12/31/2019	1.10	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	0	$0	0.50%	34.3%	12/31/2023	$1.82	0	$0	0.25%	34.7%	12/31/2023	$1.84	0	$0	0.00%	35.0%
12/31/2022	1.34	0	0	0.50%	-29.1%	12/31/2022	1.35	0	0	0.25%	-29.0%	12/31/2022	1.36	0	0	0.00%	-28.8%
12/31/2021	1.89	0	0	0.50%	28.3%	12/31/2021	1.90	0	0	0.25%	28.6%	12/31/2021	1.91	0	0	0.00%	28.9%
12/31/2020	1.47	0	0	0.50%	33.7%	12/31/2020	1.48	0	0	0.25%	34.0%	12/31/2020	1.48	0	0	0.00%	34.4%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.10	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AB Global Risk Allocation Fund Inst Class - 06-4PJ (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	1.25%	5.1%	12/31/2023	$1.13	0	$0	1.00%	5.3%	12/31/2023	$1.14	0	$0	0.75%	5.6%
12/31/2022	1.07	0	0	1.25%	-10.9%	12/31/2022	1.08	0	0	1.00%	-10.6%	12/31/2022	1.08	0	0	0.75%	-10.4%
12/31/2021	1.20	0	0	1.25%	11.0%	12/31/2021	1.20	0	0	1.00%	11.3%	12/31/2021	1.21	0	0	0.75%	11.5%
12/31/2020	1.08	0	0	1.25%	8.1%	12/31/2020	1.08	0	0	1.00%	8.2%	12/31/2020	1.08	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	5.9%	12/31/2023	$1.16	0	$0	0.25%	6.1%	12/31/2023	$1.17	0	$0	0.00%	6.4%
12/31/2022	1.09	0	0	0.50%	-10.2%	12/31/2022	1.09	0	0	0.25%	-10.0%	12/31/2022	1.10	0	0	0.00%	-9.7%
12/31/2021	1.21	0	0	0.50%	11.8%	12/31/2021	1.21	0	0	0.25%	12.1%	12/31/2021	1.22	0	0	0.00%	12.4%
12/31/2020	1.08	0	0	0.50%	8.3%	12/31/2020	1.08	0	0	0.25%	8.3%	12/31/2020	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Balanced Portfolio I-2 Class - 06-505

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,002,942	$806,618	52,977
Receivables: investments sold	-
Payables: investments purchased	(78)
Net assets	$1,002,864

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,002,864	420,480	$2.39
Band 100	-	-	2.51
Band 75	-	-	2.64
Band 50	-	-	2.78
Band 25	-	-	2.92
Band 0	-	-	3.21
Total	$1,002,864	420,480

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,683
Mortality & expense charges			(11,430)
Net investment income (loss)			2,253

Gain (loss) on investments:
Net realized gain (loss)			26,931
Realized gain distributions			3,285
Net change in unrealized appreciation (depreciation)			107,975
Net gain (loss)			138,191

Increase (decrease) in net assets from operations			$140,444

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,253	$(882)
Net realized gain (loss)		26,931	24,199
Realized gain distributions		3,285	41,665
Net change in unrealized appreciation (depreciation)		107,975	(202,272)

Increase (decrease) in net assets from operations		140,444	(137,290)

Contract owner transactions:
Proceeds from units sold		97,721	20,654
Cost of units redeemed		(169,617)	(108,884)
Account charges		(306)	(320)
Increase (decrease)		(72,202)	(88,550)
Net increase (decrease)		68,242	(225,840)
Net assets, beginning		934,622	1,160,462
Net assets, ending		$1,002,864	$934,622

Units sold		43,473	9,697
Units redeemed		(77,463)	(49,490)
Net increase (decrease)		(33,990)	(39,793)
Units outstanding, beginning		454,470	494,263
Units outstanding, ending		420,480	454,470

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,571,669
Cost of units redeemed/account charges			(11,465,856)
Net investment income (loss)			267,463
Net realized gain (loss)			651,144
Realized gain distributions			782,120
Net change in unrealized appreciation (depreciation)			196,324
Net assets			$1,002,864
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.39	420	$1,003	1.25%	16.0%	12/31/2023	$2.51	0	$0	1.00%	16.3%	12/31/2023	$2.64	0	$0	0.75%	16.6%
12/31/2022	2.06	454	935	1.25%	-12.4%	12/31/2022	2.16	0	0	1.00%	-12.2%	12/31/2022	2.26	0	0	0.75%	-12.0%
12/31/2021	2.35	494	1,160	1.25%	17.6%	12/31/2021	2.46	0	0	1.00%	17.9%	12/31/2021	2.57	0	0	0.75%	18.2%
12/31/2020	2.00	551	1,099	1.25%	8.9%	12/31/2020	2.08	0	0	1.00%	9.1%	12/31/2020	2.18	0	0	0.75%	9.4%
12/31/2019	1.83	632	1,159	1.25%	18.0%	12/31/2019	1.91	0	0	1.00%	18.3%	12/31/2019	1.99	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.78	0	$0	0.50%	16.8%	12/31/2023	$2.92	0	$0	0.25%	17.1%	12/31/2023	$3.21	0	$0	0.00%	17.4%
12/31/2022	2.38	0	0	0.50%	-11.8%	12/31/2022	2.49	0	0	0.25%	-11.5%	12/31/2022	2.73	0	0	0.00%	-11.3%
12/31/2021	2.69	0	0	0.50%	18.5%	12/31/2021	2.82	0	0	0.25%	18.8%	12/31/2021	3.08	0	0	0.00%	19.1%
12/31/2020	2.27	0	0	0.50%	9.7%	12/31/2020	2.37	0	0	0.25%	10.0%	12/31/2020	2.59	0	0	0.00%	10.2%
12/31/2019	2.07	0	0	0.50%	18.9%	12/31/2019	2.16	0	0	0.25%	19.2%	12/31/2019	2.35	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.1%
2021	0.8%
2020	1.1%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Portfolio I-2 Class - 06-510

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,303,922	$6,685,816	93,436
Receivables: investments sold	4,676
Payables: investments purchased	-
Net assets	$7,308,598

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,308,598	2,066,169	$3.54
Band 100	-	-	3.72
Band 75	-	-	3.91
Band 50	-	-	4.12
Band 25	-	-	4.33
Band 0	-	-	4.76
Total	$7,308,598	2,066,169

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(218,137)
Net investment income (loss)			(218,137)

Gain (loss) on investments:
Net realized gain (loss)			(3,763,778)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,571,046
Net gain (loss)			6,807,268

Increase (decrease) in net assets from operations			$6,589,131

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(218,137)	$(395,142)
Net realized gain (loss)		(3,763,778)	(3,261,945)
Realized gain distributions		-	1,773,894
Net change in unrealized appreciation (depreciation)		10,571,046	(14,973,941)

Increase (decrease) in net assets from operations		6,589,131	(16,857,134)

Contract owner transactions:
Proceeds from units sold		1,616,825	3,618,156
Cost of units redeemed		(20,601,450)	(15,464,981)
Account charges		(5,170)	(4,869)
Increase (decrease)		(18,989,795)	(11,851,694)
Net increase (decrease)		(12,400,664)	(28,708,828)
Net assets, beginning		19,709,262	48,418,090
Net assets, ending		$7,308,598	$19,709,262

Units sold		569,540	1,262,932
Units redeemed		(6,379,722)	(5,516,449)
Net increase (decrease)		(5,810,182)	(4,253,517)
Units outstanding, beginning		7,876,351	12,129,868
Units outstanding, ending		2,066,169	7,876,351

* Date of Fund Inception into Variable Account: 5 /1 /2000
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$129,099,187
Cost of units redeemed/account charges			(182,664,922)
Net investment income (loss)			(5,949,208)
Net realized gain (loss)			13,715,530
Realized gain distributions			52,489,905
Net change in unrealized appreciation (depreciation)			618,106
Net assets			$7,308,598
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.54	2,066	$7,309	1.25%	41.4%	12/31/2023	$3.72	0	$0	1.00%	41.7%	12/31/2023	$3.91	0	$0	0.75%	42.1%
12/31/2022	2.50	7,876	19,709	1.25%	-37.3%	12/31/2022	2.63	0	0	1.00%	-37.2%	12/31/2022	2.76	0	0	0.75%	-37.0%
12/31/2021	3.99	12,130	48,418	1.25%	17.6%	12/31/2021	4.18	0	0	1.00%	17.9%	12/31/2021	4.37	0	0	0.75%	18.2%
12/31/2020	3.39	15,445	52,405	1.25%	40.0%	12/31/2020	3.54	0	0	1.00%	40.3%	12/31/2020	3.70	0	0	0.75%	40.7%
12/31/2019	2.42	18,800	45,563	1.25%	31.9%	12/31/2019	2.52	0	0	1.00%	32.3%	12/31/2019	2.63	0	0	0.75%	32.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.12	0	$0	0.50%	42.4%	12/31/2023	$4.33	0	$0	0.25%	42.8%	12/31/2023	$4.76	0	$0	0.00%	43.1%
12/31/2022	2.89	0	0	0.50%	-36.8%	12/31/2022	3.03	0	0	0.25%	-36.7%	12/31/2022	3.33	0	0	0.00%	-36.5%
12/31/2021	4.58	0	0	0.50%	18.5%	12/31/2021	4.79	0	0	0.25%	18.8%	12/31/2021	5.24	0	0	0.00%	19.1%
12/31/2020	3.86	0	0	0.50%	41.0%	12/31/2020	4.03	0	0	0.25%	41.4%	12/31/2020	4.40	0	0	0.00%	41.8%
12/31/2019	2.74	0	0	0.50%	32.9%	12/31/2019	2.85	0	0	0.25%	33.2%	12/31/2019	3.10	578	1,795	0.00%	33.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund I Class - 06-194

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$574,104	$624,050	17,364
Receivables: investments sold	996
Payables: investments purchased	-
Net assets	$575,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$575,100	109,200	$5.27
Band 100	-	-	5.50
Band 75	-	-	5.74
Band 50	-	-	5.99
Band 25	-	-	6.25
Band 0	-	-	6.53
Total	$575,100	109,200

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,015)
Net investment income (loss)			(10,015)

Gain (loss) on investments:
Net realized gain (loss)			(545,143)
Realized gain distributions			42,832
Net change in unrealized appreciation (depreciation)			806,136
Net gain (loss)			303,825

Increase (decrease) in net assets from operations			$293,810

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,015)	$(39,336)
Net realized gain (loss)		(545,143)	(1,226,750)
Realized gain distributions		42,832	53,882
Net change in unrealized appreciation (depreciation)		806,136	(571,011)

Increase (decrease) in net assets from operations		293,810	(1,783,215)

Contract owner transactions:
Proceeds from units sold		90,253	331,721
Cost of units redeemed		(1,246,375)	(2,073,077)
Account charges		(118)	(437)
Increase (decrease)		(1,156,240)	(1,741,793)
Net increase (decrease)		(862,430)	(3,525,008)
Net assets, beginning		1,437,530	4,962,538
Net assets, ending		$575,100	$1,437,530

Units sold		21,742	84,458
Units redeemed		(297,721)	(529,095)
Net increase (decrease)		(275,979)	(444,637)
Units outstanding, beginning		385,179	829,816
Units outstanding, ending		109,200	385,179

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,648,984
Cost of units redeemed/account charges			(31,044,903)
Net investment income (loss)			(849,502)
Net realized gain (loss)			2,783,259
Realized gain distributions			6,087,208
Net change in unrealized appreciation (depreciation)			(49,946)
Net assets			$575,100
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.27	109	$575	1.25%	41.1%	12/31/2023	$5.50	0	$0	1.00%	41.5%	12/31/2023	$5.74	0	$0	0.75%	41.8%
12/31/2022	3.73	385	1,438	1.25%	-37.6%	12/31/2022	3.89	0	0	1.00%	-37.4%	12/31/2022	4.05	0	0	0.75%	-37.3%
12/31/2021	5.98	830	4,963	1.25%	16.4%	12/31/2021	6.21	0	0	1.00%	16.7%	12/31/2021	6.45	0	0	0.75%	17.0%
12/31/2020	5.14	1,327	6,814	1.25%	39.6%	12/31/2020	5.32	0	0	1.00%	39.9%	12/31/2020	5.51	0	0	0.75%	40.3%
12/31/2019	3.68	1,296	4,768	1.25%	31.5%	12/31/2019	3.80	0	0	1.00%	31.8%	12/31/2019	3.93	0	0	0.75%	32.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.99	0	$0	0.50%	42.2%	12/31/2023	$6.25	0	$0	0.25%	42.5%	12/31/2023	$6.53	0	$0	0.00%	42.9%
12/31/2022	4.21	0	0	0.50%	-37.1%	12/31/2022	4.39	0	0	0.25%	-37.0%	12/31/2022	4.57	0	0	0.00%	-36.8%
12/31/2021	6.70	0	0	0.50%	17.3%	12/31/2021	6.96	0	0	0.25%	17.6%	12/31/2021	7.23	0	0	0.00%	17.9%
12/31/2020	5.71	0	0	0.50%	40.6%	12/31/2020	5.92	0	0	0.25%	41.0%	12/31/2020	6.13	0	0	0.00%	41.3%
12/31/2019	4.06	0	0	0.50%	32.5%	12/31/2019	4.20	0	0	0.25%	32.8%	12/31/2019	4.34	0	0	0.00%	33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund R Class - 06-196

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,742,323	$1,938,563	68,613
Receivables: investments sold	-
Payables: investments purchased	(215)
Net assets	$1,742,108

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,742,108	358,983	$4.85
Band 100	-	-	5.07
Band 75	-	-	5.29
Band 50	-	-	5.52
Band 25	-	-	5.76
Band 0	-	-	6.02
Total	$1,742,108	358,983

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(22,411)
Net investment income (loss)			(22,411)

Gain (loss) on investments:
Net realized gain (loss)			(448,584)
Realized gain distributions			165,541
Net change in unrealized appreciation (depreciation)			919,378
Net gain (loss)			636,335

Increase (decrease) in net assets from operations			$613,924

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22,411)	$(35,664)
Net realized gain (loss)		(448,584)	(429,681)
Realized gain distributions		165,541	97,789
Net change in unrealized appreciation (depreciation)		919,378	(1,207,252)

Increase (decrease) in net assets from operations		613,924	(1,574,808)

Contract owner transactions:
Proceeds from units sold		387,851	480,671
Cost of units redeemed		(1,333,423)	(1,580,750)
Account charges		(1,144)	(841)
Increase (decrease)		(946,716)	(1,100,920)
Net increase (decrease)		(332,792)	(2,675,728)
Net assets, beginning		2,074,900	4,750,628
Net assets, ending		$1,742,108	$2,074,900

Units sold		90,913	124,104
Units redeemed		(332,818)	(378,020)
Net increase (decrease)		(241,905)	(253,916)
Units outstanding, beginning		600,888	854,804
Units outstanding, ending		358,983	600,888

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$38,453,683
Cost of units redeemed/account charges			(48,241,309)
Net investment income (loss)			(986,542)
Net realized gain (loss)			3,731,417
Realized gain distributions			8,981,099
Net change in unrealized appreciation (depreciation)			(196,240)
Net assets			$1,742,108
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.85	359	$1,742	1.25%	40.5%	12/31/2023	$5.07	0	$0	1.00%	40.9%	12/31/2023	$5.29	0	$0	0.75%	41.2%
12/31/2022	3.45	601	2,075	1.25%	-37.9%	12/31/2022	3.60	0	0	1.00%	-37.7%	12/31/2022	3.74	0	0	0.75%	-37.6%
12/31/2021	5.56	855	4,751	1.25%	15.9%	12/31/2021	5.77	0	0	1.00%	16.2%	12/31/2021	6.00	0	0	0.75%	16.5%
12/31/2020	4.79	931	4,464	1.25%	39.0%	12/31/2020	4.97	0	0	1.00%	39.3%	12/31/2020	5.15	0	0	0.75%	39.7%
12/31/2019	3.45	1,170	4,036	1.25%	30.8%	12/31/2019	3.56	0	0	1.00%	31.2%	12/31/2019	3.68	0	0	0.75%	31.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.52	0	$0	0.50%	41.6%	12/31/2023	$5.76	0	$0	0.25%	41.9%	12/31/2023	$6.02	0	$0	0.00%	42.3%
12/31/2022	3.90	0	0	0.50%	-37.4%	12/31/2022	4.06	0	0	0.25%	-37.2%	12/31/2022	4.23	0	0	0.00%	-37.1%
12/31/2021	6.23	0	0	0.50%	16.8%	12/31/2021	6.47	0	0	0.25%	17.1%	12/31/2021	6.72	0	0	0.00%	17.4%
12/31/2020	5.33	331	1,768	0.50%	40.0%	12/31/2020	5.52	0	0	0.25%	40.4%	12/31/2020	5.72	54	311	0.00%	40.7%
12/31/2019	3.81	352	1,341	0.50%	31.8%	12/31/2019	3.94	0	0	0.25%	32.1%	12/31/2019	4.07	94	384	0.00%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Large Cap Growth Portfolio I-2 Class - 06-500

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,638,810	$33,627,086	554,925
Receivables: investments sold	-
Payables: investments purchased	(380)
Net assets	$34,638,430

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,638,430	3,592,300	$9.64
Band 100	-	-	10.14
Band 75	-	-	10.67
Band 50	-	-	11.22
Band 25	-	-	11.81
Band 0	-	-	13.81
Total	$34,638,430	3,592,300

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(405,553)
Net investment income (loss)			(405,553)

Gain (loss) on investments:
Net realized gain (loss)			(376,801)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,404,019
Net gain (loss)			9,027,218

Increase (decrease) in net assets from operations			$8,621,665

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(405,553)	$(450,451)
Net realized gain (loss)		(376,801)	375,269
Realized gain distributions		-	1,614,026
Net change in unrealized appreciation (depreciation)		9,404,019	(21,378,769)

Increase (decrease) in net assets from operations		8,621,665	(19,839,925)

Contract owner transactions:
Proceeds from units sold		1,041,963	815,345
Cost of units redeemed		(3,803,566)	(4,035,125)
Account charges		(5,450)	(4,008)
Increase (decrease)		(2,767,053)	(3,223,788)
Net increase (decrease)		5,854,612	(23,063,713)
Net assets, beginning		28,783,818	51,847,531
Net assets, ending		$34,638,430	$28,783,818

Units sold		130,147	117,097
Units redeemed		(449,145)	(474,122)
Net increase (decrease)		(318,998)	(357,025)
Units outstanding, beginning		3,911,298	4,268,323
Units outstanding, ending		3,592,300	3,911,298

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$338,597,300
Cost of units redeemed/account charges			(360,977,790)
Net investment income (loss)			7,642,640
Net realized gain (loss)			(455,500)
Realized gain distributions			48,820,056
Net change in unrealized appreciation (depreciation)			1,011,724
Net assets			$34,638,430
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$9.64	3,592	$34,638	1.25%	31.0%	12/31/2023	$10.14	0	$0	1.00%	31.4%	12/31/2023	$10.67	0	$0	0.75%	31.7%
12/31/2022	7.36	3,911	28,784	1.25%	-39.4%	12/31/2022	7.72	0	0	1.00%	-39.3%	12/31/2022	8.10	0	0	0.75%	-39.1%
12/31/2021	12.15	4,268	51,848	1.25%	10.5%	12/31/2021	12.71	0	0	1.00%	10.7%	12/31/2021	13.31	0	0	0.75%	11.0%
12/31/2020	11.00	4,700	51,690	1.25%	65.0%	12/31/2020	11.48	0	0	1.00%	65.4%	12/31/2020	11.99	0	0	0.75%	65.8%
12/31/2019	6.67	5,100	34,003	1.25%	25.8%	12/31/2019	6.94	0	0	1.00%	26.2%	12/31/2019	7.23	0	0	0.75%	26.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$11.22	0	$0	0.50%	32.0%	12/31/2023	$11.81	0	$0	0.25%	32.3%	12/31/2023	$13.81	0	$0	0.00%	32.7%
12/31/2022	8.50	0	0	0.50%	-39.0%	12/31/2022	8.92	0	0	0.25%	-38.8%	12/31/2022	10.41	0	0	0.00%	-38.7%
12/31/2021	13.93	0	0	0.50%	11.3%	12/31/2021	14.58	0	0	0.25%	11.6%	12/31/2021	16.97	0	0	0.00%	11.8%
12/31/2020	12.52	0	0	0.50%	66.2%	12/31/2020	13.07	0	0	0.25%	66.6%	12/31/2020	15.17	0	0	0.00%	67.0%
12/31/2019	7.53	0	0	0.50%	26.8%	12/31/2019	7.84	0	0	0.25%	27.1%	12/31/2019	9.08	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Growth Institutional Fund I Class - 06-197

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$229,813	$233,550	13,695
Receivables: investments sold	-
Payables: investments purchased	(9,185)
Net assets	$220,628

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$220,628	83,006	$2.66
Band 100	-	-	2.77
Band 75	-	-	2.90
Band 50	-	-	3.02
Band 25	-	-	3.16
Band 0	-	-	3.30
Total	$220,628	83,006

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(19,840)
Net investment income (loss)			(19,840)

Gain (loss) on investments:
Net realized gain (loss)			(2,556,798)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,795,282
Net gain (loss)			238,484

Increase (decrease) in net assets from operations			$218,644

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(19,840)	$(50,994)
Net realized gain (loss)		(2,556,798)	(760,344)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,795,282	(1,410,526)

Increase (decrease) in net assets from operations		218,644	(2,221,864)

Contract owner transactions:
Proceeds from units sold		205,080	504,124
Cost of units redeemed		(3,342,651)	(974,078)
Account charges		(660)	(878)
Increase (decrease)		(3,138,231)	(470,832)
Net increase (decrease)		(2,919,587)	(2,692,696)
Net assets, beginning		3,140,215	5,832,911
Net assets, ending		$220,628	$3,140,215

Units sold		86,248	178,557
Units redeemed		(1,343,035)	(358,456)
Net increase (decrease)		(1,256,787)	(179,899)
Units outstanding, beginning		1,339,793	1,519,692
Units outstanding, ending		83,006	1,339,793

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,957,673
Cost of units redeemed/account charges			(18,186,114)
Net investment income (loss)			(502,177)
Net realized gain (loss)			(1,910,258)
Realized gain distributions			3,865,241
Net change in unrealized appreciation (depreciation)			(3,737)
Net assets			$220,628
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.66	83	$221	1.25%	13.4%	12/31/2023	$2.77	0	$0	1.00%	13.7%	12/31/2023	$2.90	0	$0	0.75%	14.0%
12/31/2022	2.34	1,340	3,140	1.25%	-38.9%	12/31/2022	2.44	0	0	1.00%	-38.8%	12/31/2022	2.54	0	0	0.75%	-38.6%
12/31/2021	3.84	1,520	5,833	1.25%	-6.1%	12/31/2021	3.99	0	0	1.00%	-5.9%	12/31/2021	4.14	0	0	0.75%	-5.6%
12/31/2020	4.09	141	575	1.25%	62.8%	12/31/2020	4.24	0	0	1.00%	63.2%	12/31/2020	4.39	0	0	0.75%	63.6%
12/31/2019	2.51	281	705	1.25%	28.2%	12/31/2019	2.59	0	0	1.00%	28.5%	12/31/2019	2.68	0	0	0.75%	28.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.02	0	$0	0.50%	14.3%	12/31/2023	$3.16	0	$0	0.25%	14.5%	12/31/2023	$3.30	0	$0	0.00%	14.8%
12/31/2022	2.65	0	0	0.50%	-38.5%	12/31/2022	2.76	0	0	0.25%	-38.3%	12/31/2022	2.87	0	0	0.00%	-38.2%
12/31/2021	4.30	0	0	0.50%	-5.4%	12/31/2021	4.47	0	0	0.25%	-5.2%	12/31/2021	4.64	0	0	0.00%	-4.9%
12/31/2020	4.55	0	0	0.50%	64.1%	12/31/2020	4.71	0	0	0.25%	64.5%	12/31/2020	4.88	0	0	0.00%	64.9%
12/31/2019	2.77	0	0	0.50%	29.1%	12/31/2019	2.86	0	0	0.25%	29.5%	12/31/2019	2.96	0	0	0.00%	29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Growth Institutional Fund R Class - 06-198

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$91,862	$102,850	8,258
Receivables: investments sold	142
Payables: investments purchased	-
Net assets	$92,004

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$92,004	37,612	$2.45
Band 100	-	-	2.55
Band 75	-	-	2.67
Band 50	-	-	2.78
Band 25	-	-	2.90
Band 0	-	-	3.03
Total	$92,004	37,612

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,048)
Net investment income (loss)			(1,048)

Gain (loss) on investments:
Net realized gain (loss)			(2,221)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,088
Net gain (loss)			11,867

Increase (decrease) in net assets from operations			$10,819

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,048)	$(906)
Net realized gain (loss)		(2,221)	(10,258)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,088	(14,970)

Increase (decrease) in net assets from operations		10,819	(26,134)

Contract owner transactions:
Proceeds from units sold		4,150	86,001
Cost of units redeemed		(9,288)	(8,185)
Account charges		(5)	(7)
Increase (decrease)		(5,143)	77,809
Net increase (decrease)		5,676	51,675
Net assets, beginning		86,328	34,653
Net assets, ending		$92,004	$86,328

Units sold		1,829	33,694
Units redeemed		(4,041)	(3,594)
Net increase (decrease)		(2,212)	30,100
Units outstanding, beginning		39,824	9,724
Units outstanding, ending		37,612	39,824

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,533,768
Cost of units redeemed/account charges			(1,735,374)
Net investment income (loss)			(44,615)
Net realized gain (loss)			119,287
Realized gain distributions			229,926
Net change in unrealized appreciation (depreciation)			(10,988)
Net assets			$92,004
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.45	38	$92	1.25%	12.8%	12/31/2023	$2.55	0	$0	1.00%	13.1%	12/31/2023	$2.67	0	$0	0.75%	13.4%
12/31/2022	2.17	40	86	1.25%	-39.2%	12/31/2022	2.26	0	0	1.00%	-39.0%	12/31/2022	2.35	0	0	0.75%	-38.9%
12/31/2021	3.56	10	35	1.25%	-6.6%	12/31/2021	3.70	0	0	1.00%	-6.3%	12/31/2021	3.85	0	0	0.75%	-6.1%
12/31/2020	3.81	29	109	1.25%	62.0%	12/31/2020	3.95	0	0	1.00%	62.4%	12/31/2020	4.09	0	0	0.75%	62.8%
12/31/2019	2.35	19	44	1.25%	27.5%	12/31/2019	2.43	0	0	1.00%	27.9%	12/31/2019	2.51	0	0	0.75%	28.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.78	0	$0	0.50%	13.7%	12/31/2023	$2.90	0	$0	0.25%	14.0%	12/31/2023	$3.03	0	$0	0.00%	14.3%
12/31/2022	2.45	0	0	0.50%	-38.7%	12/31/2022	2.55	0	0	0.25%	-38.6%	12/31/2022	2.65	0	0	0.00%	-38.4%
12/31/2021	3.99	0	0	0.50%	-5.9%	12/31/2021	4.15	0	0	0.25%	-5.6%	12/31/2021	4.31	0	0	0.00%	-5.4%
12/31/2020	4.24	0	0	0.50%	63.2%	12/31/2020	4.40	0	0	0.25%	63.6%	12/31/2020	4.55	0	0	0.00%	64.1%
12/31/2019	2.60	0	0	0.50%	28.5%	12/31/2019	2.69	0	0	0.25%	28.8%	12/31/2019	2.78	0	0	0.00%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Fund Z Class - 06-CPH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$244,701	$225,294	8,962
Receivables: investments sold	59
Payables: investments purchased	-
Net assets	$244,760

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$244,760	101,053	$2.42
Band 100	-	-	2.47
Band 75	-	-	2.51
Band 50	-	-	2.55
Band 25	-	-	2.60
Band 0	-	-	2.65
Total	$244,760	101,053

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,115)
Net investment income (loss)			(7,115)

Gain (loss) on investments:
Net realized gain (loss)			(90,690)
Realized gain distributions			15,217
Net change in unrealized appreciation (depreciation)			278,785
Net gain (loss)			203,312

Increase (decrease) in net assets from operations			$196,197

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,115)	$(19,059)
Net realized gain (loss)		(90,690)	(196,667)
Realized gain distributions		15,217	23,467
Net change in unrealized appreciation (depreciation)		278,785	(564,330)

Increase (decrease) in net assets from operations		196,197	(756,589)

Contract owner transactions:
Proceeds from units sold		81,957	278,588
Cost of units redeemed		(654,110)	(1,579,069)
Account charges		(325)	(381)
Increase (decrease)		(572,478)	(1,300,862)
Net increase (decrease)		(376,281)	(2,057,451)
Net assets, beginning		621,041	2,678,492
Net assets, ending		$244,760	$621,041

Units sold		39,332	149,801
Units redeemed		(301,872)	(768,680)
Net increase (decrease)		(262,540)	(618,879)
Units outstanding, beginning		363,593	982,472
Units outstanding, ending		101,053	363,593

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,596,210
Cost of units redeemed/account charges			(9,095,576)
Net investment income (loss)			(193,706)
Net realized gain (loss)			367,676
Realized gain distributions			1,550,749
Net change in unrealized appreciation (depreciation)			19,407
Net assets			$244,760
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.42	101	$245	1.25%	41.8%	12/31/2023	$2.47	0	$0	1.00%	42.2%	12/31/2023	$2.51	0	$0	0.75%	42.5%
12/31/2022	1.71	364	621	1.25%	-37.3%	12/31/2022	1.73	0	0	1.00%	-37.2%	12/31/2022	1.76	0	0	0.75%	-37.0%
12/31/2021	2.73	982	2,678	1.25%	16.5%	12/31/2021	2.76	0	0	1.00%	16.8%	12/31/2021	2.80	0	0	0.75%	17.0%
12/31/2020	2.34	1,137	2,662	1.25%	40.3%	12/31/2020	2.36	0	0	1.00%	40.7%	12/31/2020	2.39	0	0	0.75%	41.0%
12/31/2019	1.67	1,273	2,123	1.25%	32.0%	12/31/2019	1.68	0	0	1.00%	32.3%	12/31/2019	1.69	0	0	0.75%	32.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.55	0	$0	0.50%	42.9%	12/31/2023	$2.60	0	$0	0.25%	43.2%	12/31/2023	$2.65	0	$0	0.00%	43.6%
12/31/2022	1.79	0	0	0.50%	-36.9%	12/31/2022	1.81	0	0	0.25%	-36.7%	12/31/2022	1.84	0	0	0.00%	-36.6%
12/31/2021	2.83	0	0	0.50%	17.3%	12/31/2021	2.87	0	0	0.25%	17.6%	12/31/2021	2.90	0	0	0.00%	17.9%
12/31/2020	2.41	0	0	0.50%	41.4%	12/31/2020	2.44	0	0	0.25%	41.7%	12/31/2020	2.46	0	0	0.00%	42.1%
12/31/2019	1.71	0	0	0.50%	33.0%	12/31/2019	1.72	0	0	0.25%	33.3%	12/31/2019	1.73	0	0	0.00%	33.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Capital Appreciation Institutional Fund Y Class - 06-3GX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,610,225	$12,391,036	393,300
Receivables: investments sold	-
Payables: investments purchased	(25,630)
Net assets	$13,584,595

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,584,595	8,215,522	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.77
Total	$13,584,595	8,215,522

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(145,974)
Net investment income (loss)			(145,974)

Gain (loss) on investments:
Net realized gain (loss)			(86,036)
Realized gain distributions			981,853
Net change in unrealized appreciation (depreciation)			3,261,603
Net gain (loss)			4,157,420

Increase (decrease) in net assets from operations			$4,011,446

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(145,974)	$(68,920)
Net realized gain (loss)		(86,036)	(318,307)
Realized gain distributions		981,853	341,178
Net change in unrealized appreciation (depreciation)		3,261,603	(2,033,946)

Increase (decrease) in net assets from operations		4,011,446	(2,079,995)

Contract owner transactions:
Proceeds from units sold		2,224,690	7,821,703
Cost of units redeemed		(2,066,554)	(931,482)
Account charges		(38,574)	(9,272)
Increase (decrease)		119,562	6,880,949
Net increase (decrease)		4,131,008	4,800,954
Net assets, beginning		9,453,587	4,652,633
Net assets, ending		$13,584,595	$9,453,587

Units sold		1,631,750	6,369,483
Units redeemed		(1,516,488)	(768,827)
Net increase (decrease)		115,262	5,600,656
Units outstanding, beginning		8,100,260	2,499,604
Units outstanding, ending		8,215,522	8,100,260

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,154,448
Cost of units redeemed/account charges			(4,575,038)
Net investment income (loss)			(285,752)
Net realized gain (loss)			(233,052)
Realized gain distributions			2,304,800
Net change in unrealized appreciation (depreciation)			1,219,189
Net assets			$13,584,595
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	8,216	$13,585	1.25%	41.7%	12/31/2023	$1.68	0	$0	1.00%	42.0%	12/31/2023	$1.70	0	$0	0.75%	42.4%
12/31/2022	1.17	8,100	9,454	1.25%	-37.3%	12/31/2022	1.18	0	0	1.00%	-37.1%	12/31/2022	1.19	0	0	0.75%	-37.0%
12/31/2021	1.86	2,500	4,653	1.25%	16.9%	12/31/2021	1.88	0	0	1.00%	17.2%	12/31/2021	1.89	0	0	0.75%	17.4%
12/31/2020	1.59	686	1,093	1.25%	40.1%	12/31/2020	1.60	0	0	1.00%	40.4%	12/31/2020	1.61	0	0	0.75%	40.8%
12/31/2019	1.14	794	902	1.25%	32.0%	12/31/2019	1.14	0	0	1.00%	32.3%	12/31/2019	1.15	0	0	0.75%	32.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	0.50%	42.7%	12/31/2023	$1.75	0	$0	0.25%	43.1%	12/31/2023	$1.77	0	$0	0.00%	43.5%
12/31/2022	1.21	0	0	0.50%	-36.8%	12/31/2022	1.22	0	0	0.25%	-36.7%	12/31/2022	1.23	0	0	0.00%	-36.5%
12/31/2021	1.91	0	0	0.50%	17.7%	12/31/2021	1.93	0	0	0.25%	18.0%	12/31/2021	1.94	0	0	0.00%	18.3%
12/31/2020	1.62	0	0	0.50%	41.1%	12/31/2020	1.63	0	0	0.25%	41.5%	12/31/2020	1.64	0	0	0.00%	41.9%
12/31/2019	1.15	0	0	0.50%	33.0%	12/31/2019	1.15	0	0	0.25%	33.3%	12/31/2019	1.16	0	0	0.00%	33.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Focus Fund Y Class - 06-3GY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,208	$163,448	8,553
Receivables: investments sold	-
Payables: investments purchased	(18,335)
Net assets	$156,873

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$156,873	168,222	$0.93
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	1.00
Total	$156,873	168,222

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,823)
Net investment income (loss)			(3,823)

Gain (loss) on investments:
Net realized gain (loss)			(30,778)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			45,278
Net gain (loss)			14,500

Increase (decrease) in net assets from operations			$10,677

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,823)	$(2,740)
Net realized gain (loss)		(30,778)	(82,238)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		45,278	(27,696)

Increase (decrease) in net assets from operations		10,677	(112,674)

Contract owner transactions:
Proceeds from units sold		63,041	355,234
Cost of units redeemed		(261,304)	(165,628)
Account charges		(199)	(82)
Increase (decrease)		(198,462)	189,524
Net increase (decrease)		(187,785)	76,850
Net assets, beginning		344,658	267,808
Net assets, ending		$156,873	$344,658

Units sold		73,987	388,373
Units redeemed		(308,553)	(178,997)
Net increase (decrease)		(234,566)	209,376
Units outstanding, beginning		402,788	193,412
Units outstanding, ending		168,222	402,788

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,277,909
Cost of units redeemed/account charges			(1,150,212)
Net investment income (loss)			(17,686)
Net realized gain (loss)			15,518
Realized gain distributions			19,584
Net change in unrealized appreciation (depreciation)			11,760
Net assets			$156,873
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	168	$157	1.25%	9.0%	12/31/2023	$0.95	0	$0	1.00%	9.3%	12/31/2023	$0.96	0	$0	0.75%	9.5%
12/31/2022	0.86	403	345	1.25%	-38.2%	12/31/2022	0.87	0	0	1.00%	-38.0%	12/31/2022	0.87	0	0	0.75%	-37.9%
12/31/2021	1.38	193	268	1.25%	-15.0%	12/31/2021	1.40	0	0	1.00%	-14.8%	12/31/2021	1.41	0	0	0.75%	-14.6%
12/31/2020	1.63	562	915	1.25%	51.8%	12/31/2020	1.64	0	0	1.00%	52.2%	12/31/2020	1.65	0	0	0.75%	52.6%
12/31/2019	1.07	84	90	1.25%	23.0%	12/31/2019	1.08	0	0	1.00%	23.3%	12/31/2019	1.08	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	9.8%	12/31/2023	$0.98	0	$0	0.25%	10.1%	12/31/2023	$1.00	0	$0	0.00%	10.3%
12/31/2022	0.88	0	0	0.50%	-37.7%	12/31/2022	0.89	0	0	0.25%	-37.6%	12/31/2022	0.90	0	0	0.00%	-37.4%
12/31/2021	1.42	0	0	0.50%	-14.4%	12/31/2021	1.43	0	0	0.25%	-14.2%	12/31/2021	1.45	0	0	0.00%	-14.0%
12/31/2020	1.66	0	0	0.50%	53.0%	12/31/2020	1.67	0	0	0.25%	53.4%	12/31/2020	1.68	0	0	0.00%	53.8%
12/31/2019	1.08	0	0	0.50%	24.0%	12/31/2019	1.09	0	0	0.25%	24.3%	12/31/2019	1.09	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Small Cap Focus Fund Z Class - 06-3MP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,135	$177,916	8,149
Receivables: investments sold	242
Payables: investments purchased	-
Net assets	$149,377

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$149,377	159,277	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$149,377	159,277

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,719)
Net investment income (loss)			(1,719)

Gain (loss) on investments:
Net realized gain (loss)			(4,761)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,654
Net gain (loss)			13,893

Increase (decrease) in net assets from operations			$12,174

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,719)	$(1,925)
Net realized gain (loss)		(4,761)	(9,081)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,654	(69,112)

Increase (decrease) in net assets from operations		12,174	(80,118)

Contract owner transactions:
Proceeds from units sold		13,789	37,978
Cost of units redeemed		(13,292)	(40,790)
Account charges		(132)	(21)
Increase (decrease)		365	(2,833)
Net increase (decrease)		12,539	(82,951)
Net assets, beginning		136,838	219,789
Net assets, ending		$149,377	$136,838

Units sold		15,792	41,170
Units redeemed		(15,439)	(39,991)
Net increase (decrease)		353	1,179
Units outstanding, beginning		158,924	157,745
Units outstanding, ending		159,277	158,924

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$334,085
Cost of units redeemed/account charges			(154,407)
Net investment income (loss)			(8,363)
Net realized gain (loss)			(9,018)
Realized gain distributions			15,861
Net change in unrealized appreciation (depreciation)			(28,781)
Net assets			$149,377
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	159	$149	1.25%	8.9%	12/31/2023	$0.95	0	$0	1.00%	9.2%	12/31/2023	$0.96	0	$0	0.75%	9.5%
12/31/2022	0.86	159	137	1.25%	-38.2%	12/31/2022	0.87	0	0	1.00%	-38.0%	12/31/2022	0.88	0	0	0.75%	-37.9%
12/31/2021	1.39	158	220	1.25%	-15.0%	12/31/2021	1.40	0	0	1.00%	-14.8%	12/31/2021	1.42	0	0	0.75%	-14.6%
12/31/2020	1.64	156	256	1.25%	51.9%	12/31/2020	1.65	0	0	1.00%	52.2%	12/31/2020	1.66	0	0	0.75%	52.6%
12/31/2019	1.08	148	159	1.25%	23.0%	12/31/2019	1.08	0	0	1.00%	23.3%	12/31/2019	1.09	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	9.7%	12/31/2023	$0.99	0	$0	0.25%	10.0%	12/31/2023	$1.00	0	$0	0.00%	10.3%
12/31/2022	0.89	0	0	0.50%	-37.7%	12/31/2022	0.90	0	0	0.25%	-37.6%	12/31/2022	0.91	0	0	0.00%	-37.4%
12/31/2021	1.43	0	0	0.50%	-14.4%	12/31/2021	1.44	0	0	0.25%	-14.1%	12/31/2021	1.45	0	0	0.00%	-13.9%
12/31/2020	1.67	0	0	0.50%	53.0%	12/31/2020	1.68	0	0	0.25%	53.4%	12/31/2020	1.68	0	0	0.00%	53.8%
12/31/2019	1.09	0	0	0.50%	23.9%	12/31/2019	1.09	0	0	0.25%	24.2%	12/31/2019	1.10	0	0	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Alger Focus Equity Y Inst Class - 06-6RH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	1.25%	19.5%	12/31/2023	$1.20	0	$0	1.00%	19.5%	12/31/2023	$1.20	0	$0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	19.7%	12/31/2023	$1.20	0	$0	0.25%	19.7%	12/31/2023	$1.20	0	$0	0.00%	19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG GW&K Small Mid Cap Inst Class - 06-4TG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,271	$12,259	711
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$12,275

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,275	11,534	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$12,275	11,534

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$23
Mortality & expense charges			(139)
Net investment income (loss)			(116)

Gain (loss) on investments:
Net realized gain (loss)			(14)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,573
Net gain (loss)			1,559

Increase (decrease) in net assets from operations			$1,443

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(116)	$(113)
Net realized gain (loss)		(14)	(7)
Realized gain distributions		-	409
Net change in unrealized appreciation (depreciation)		1,573	(2,817)

Increase (decrease) in net assets from operations		1,443	(2,528)

Contract owner transactions:
Proceeds from units sold		45	46
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		45	46
Net increase (decrease)		1,488	(2,482)
Net assets, beginning		10,787	13,269
Net assets, ending		$12,275	$10,787

Units sold		46	46
Units redeemed		-	-
Net increase (decrease)		46	46
Units outstanding, beginning		11,488	11,442
Units outstanding, ending		11,534	11,488

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,538
Cost of units redeemed/account charges			-
Net investment income (loss)			(358)
Net realized gain (loss)			(11)
Realized gain distributions			1,094
Net change in unrealized appreciation (depreciation)			12
Net assets			$12,275
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	12	$12	1.25%	13.3%	12/31/2023	$1.07	0	$0	1.00%	13.6%	12/31/2023	$1.08	0	$0	0.75%	13.9%
12/31/2022	0.94	11	11	1.25%	-19.0%	12/31/2022	0.94	0	0	1.00%	-18.8%	12/31/2022	0.95	0	0	0.75%	-18.6%
12/31/2021	1.16	11	13	1.25%	16.0%	12/31/2021	1.16	0	0	1.00%	16.2%	12/31/2021	1.16	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	14.2%	12/31/2023	$1.10	0	$0	0.25%	14.5%	12/31/2023	$1.10	0	$0	0.00%	14.8%
12/31/2022	0.95	0	0	0.50%	-18.4%	12/31/2022	0.96	0	0	0.25%	-18.2%	12/31/2022	0.96	0	0	0.00%	-18.0%
12/31/2021	1.17	0	0	0.50%	16.7%	12/31/2021	1.17	0	0	0.25%	17.0%	12/31/2021	1.17	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG GW&K Small Mid Cap N Class - 06-4TH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(1)	(3)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	(6)

Increase (decrease) in net assets from operations		-	(9)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(41)
Account charges		-	-
Increase (decrease)		-	(41)
Net increase (decrease)		-	(50)
Net assets, beginning		-	50
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(43)
Net increase (decrease)		-	(43)
Units outstanding, beginning		-	43
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$43
Cost of units redeemed/account charges			(41)
Net investment income (loss)			-
Net realized gain (loss)			(4)
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	1.25%	13.1%	12/31/2023	$1.07	0	$0	1.00%	13.4%	12/31/2023	$1.07	0	$0	0.75%	13.7%
12/31/2022	0.94	0	0	1.25%	-19.2%	12/31/2022	0.94	0	0	1.00%	-19.0%	12/31/2022	0.94	0	0	0.75%	-18.8%
12/31/2021	1.16	0	0	1.25%	15.8%	12/31/2021	1.16	0	0	1.00%	16.0%	12/31/2021	1.16	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	13.9%	12/31/2023	$1.09	0	$0	0.25%	14.2%	12/31/2023	$1.10	0	$0	0.00%	14.5%
12/31/2022	0.95	0	0	0.50%	-18.6%	12/31/2022	0.95	0	0	0.25%	-18.4%	12/31/2022	0.96	0	0	0.00%	-18.2%
12/31/2021	1.17	0	0	0.50%	16.5%	12/31/2021	1.17	0	0	0.25%	16.8%	12/31/2021	1.17	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG Renaissance Large Cap Growth Fund N Class - 06-FXW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,721	$43,871	2,631
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$43,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,188	19,710	$2.09
Band 100	2,529	1,191	2.12
Band 75	-	-	2.16
Band 50	-	-	2.19
Band 25	-	-	2.23
Band 0	-	-	2.26
Total	$43,717	20,901

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24
Mortality & expense charges			(693)
Net investment income (loss)			(669)

Gain (loss) on investments:
Net realized gain (loss)			9,002
Realized gain distributions			2,981
Net change in unrealized appreciation (depreciation)			(1,988)
Net gain (loss)			9,995

Increase (decrease) in net assets from operations			$9,326

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(669)	$(694)
Net realized gain (loss)		9,002	4,676
Realized gain distributions		2,981	4,828
Net change in unrealized appreciation (depreciation)		(1,988)	(20,193)

Increase (decrease) in net assets from operations		9,326	(11,383)

Contract owner transactions:
Proceeds from units sold		47,351	42,272
Cost of units redeemed		(88,337)	(33,836)
Account charges		(13)	(12)
Increase (decrease)		(40,999)	8,424
Net increase (decrease)		(31,673)	(2,959)
Net assets, beginning		75,390	78,349
Net assets, ending		$43,717	$75,390

Units sold		24,106	26,817
Units redeemed		(47,430)	(20,511)
Net increase (decrease)		(23,324)	6,306
Units outstanding, beginning		44,225	37,919
Units outstanding, ending		20,901	44,225

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$138,576
Cost of units redeemed/account charges			(135,807)
Net investment income (loss)			(3,540)
Net realized gain (loss)			14,760
Realized gain distributions			29,878
Net change in unrealized appreciation (depreciation)			(150)
Net assets			$43,717
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.09	20	$41	1.25%	23.5%	12/31/2023	$2.12	1	$3	1.00%	23.8%	12/31/2023	$2.16	0	$0	0.75%	24.1%
12/31/2022	1.69	20	34	1.25%	-18.1%	12/31/2022	1.72	24	41	1.00%	-17.9%	12/31/2022	1.74	0	0	0.75%	-17.7%
12/31/2021	2.07	37	75	1.25%	28.4%	12/31/2021	2.09	1	3	1.00%	28.7%	12/31/2021	2.11	0	0	0.75%	29.0%
12/31/2020	1.61	38	61	1.25%	22.0%	12/31/2020	1.62	1	2	1.00%	22.3%	12/31/2020	1.64	0	0	0.75%	22.6%
12/31/2019	1.32	38	50	1.25%	33.5%	12/31/2019	1.33	3	4	1.00%	33.8%	12/31/2019	1.33	0	0	0.75%	34.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.19	0	$0	0.50%	24.4%	12/31/2023	$2.23	0	$0	0.25%	24.7%	12/31/2023	$2.26	0	$0	0.00%	25.0%
12/31/2022	1.76	0	0	0.50%	-17.5%	12/31/2022	1.79	0	0	0.25%	-17.3%	12/31/2022	1.81	0	0	0.00%	-17.0%
12/31/2021	2.14	0	0	0.50%	29.4%	12/31/2021	2.16	0	0	0.25%	29.7%	12/31/2021	2.18	0	0	0.00%	30.0%
12/31/2020	1.65	0	0	0.50%	22.9%	12/31/2020	1.66	0	0	0.25%	23.2%	12/31/2020	1.68	0	0	0.00%	23.5%
12/31/2019	1.34	0	0	0.50%	34.5%	12/31/2019	1.35	0	0	0.25%	34.8%	12/31/2019	1.36	0	0	0.00%	35.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.2%
2021	0.0%
2020	0.1%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AMG Times Square Mid Cap Growth Z Inst Class - 06-6C4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /27 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	1.25%	23.5%	12/31/2023	$1.13	0	$0	1.00%	23.8%	12/31/2023	$1.14	0	$0	0.75%	24.1%
12/31/2022	0.91	0	0	1.25%	-8.9%	12/31/2022	0.91	0	0	1.00%	-8.6%	12/31/2022	0.92	0	0	0.75%	-8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	24.4%	12/31/2023	$1.15	0	$0	0.25%	24.7%	12/31/2023	$1.15	0	$0	0.00%	25.0%
12/31/2022	0.92	0	0	0.50%	-8.2%	12/31/2022	0.92	0	0	0.25%	-8.0%	12/31/2022	0.92	0	0	0.00%	-7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2065 Inst Class - 06-6RV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	1.25%	6.7%	12/31/2023	$1.07	0	$0	1.00%	6.7%	12/31/2023	$1.07	0	$0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	6.7%	12/31/2023	$1.07	0	$0	0.25%	6.8%	12/31/2023	$1.07	0	$0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2065 Adm Other Class - 06-6RW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	1.25%	6.6%	12/31/2023	$1.07	0	$0	1.00%	6.6%	12/31/2023	$1.07	0	$0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	6.7%	12/31/2023	$1.07	0	$0	0.25%	6.7%	12/31/2023	$1.07	0	$0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO CommodPlus Strat Institutional Class - 06-6NP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	1.25%	-4.0%	12/31/2023	$0.96	0	$0	1.00%	-3.9%	12/31/2023	$0.96	0	$0	0.75%	-3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	-3.7%	12/31/2023	$0.96	0	$0	0.25%	-3.6%	12/31/2023	$0.96	0	$0	0.00%	-3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Mid-Cap Value Fund Administrative Class - 06-765

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$412,293	$460,046	15,807
Receivables: investments sold	5,023
Payables: investments purchased	-
Net assets	$417,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$417,316	115,260	$3.62
Band 100	-	-	3.81
Band 75	-	-	4.01
Band 50	-	-	4.21
Band 25	-	-	4.43
Band 0	-	-	4.74
Total	$417,316	115,260

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,077
Mortality & expense charges			(6,435)
Net investment income (loss)			(358)

Gain (loss) on investments:
Net realized gain (loss)			(70,819)
Realized gain distributions			20,366
Net change in unrealized appreciation (depreciation)			108,335
Net gain (loss)			57,882

Increase (decrease) in net assets from operations			$57,524

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(358)	$(382)
Net realized gain (loss)		(70,819)	(4,529)
Realized gain distributions		20,366	113,294
Net change in unrealized appreciation (depreciation)		108,335	(231,679)

Increase (decrease) in net assets from operations		57,524	(123,296)

Contract owner transactions:
Proceeds from units sold		73,410	44,650
Cost of units redeemed		(258,817)	(254,007)
Account charges		(298)	(261)
Increase (decrease)		(185,705)	(209,618)
Net increase (decrease)		(128,181)	(332,914)
Net assets, beginning		545,497	878,411
Net assets, ending		$417,316	$545,497

Units sold		21,519	12,859
Units redeemed		(75,095)	(80,514)
Net increase (decrease)		(53,576)	(67,655)
Units outstanding, beginning		168,836	236,491
Units outstanding, ending		115,260	168,836

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,958,407
Cost of units redeemed/account charges			(10,009,873)
Net investment income (loss)			(216,593)
Net realized gain (loss)			(1,000,908)
Realized gain distributions			2,734,036
Net change in unrealized appreciation (depreciation)			(47,753)
Net assets			$417,316
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.62	115	$417	1.25%	14.9%	12/31/2023	$3.81	0	$0	1.00%	15.2%	12/31/2023	$4.01	0	$0	0.75%	15.5%
12/31/2022	3.15	154	486	1.25%	-14.0%	12/31/2022	3.31	0	0	1.00%	-13.8%	12/31/2022	3.47	0	0	0.75%	-13.6%
12/31/2021	3.66	225	824	1.25%	24.5%	12/31/2021	3.84	0	0	1.00%	24.8%	12/31/2021	4.01	0	0	0.75%	25.1%
12/31/2020	2.94	223	656	1.25%	-0.2%	12/31/2020	3.07	0	0	1.00%	0.1%	12/31/2020	3.21	0	0	0.75%	0.4%
12/31/2019	2.95	271	798	1.25%	27.4%	12/31/2019	3.07	0	0	1.00%	27.8%	12/31/2019	3.20	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.21	0	$0	0.50%	15.8%	12/31/2023	$4.43	0	$0	0.25%	16.1%	12/31/2023	$4.74	0	$0	0.00%	16.3%
12/31/2022	3.64	0	0	0.50%	-13.4%	12/31/2022	3.82	0	0	0.25%	-13.2%	12/31/2022	4.08	15	59	0.00%	-12.9%
12/31/2021	4.20	0	0	0.50%	25.4%	12/31/2021	4.40	0	0	0.25%	25.7%	12/31/2021	4.68	12	54	0.00%	26.0%
12/31/2020	3.35	0	0	0.50%	0.6%	12/31/2020	3.50	0	0	0.25%	0.9%	12/31/2020	3.71	10	37	0.00%	1.1%
12/31/2019	3.33	0	0	0.50%	28.4%	12/31/2019	3.47	0	0	0.25%	28.7%	12/31/2019	3.67	8	29	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.0%
2021	0.7%
2020	0.8%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value Fund Administrative Class - 06-231

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$876,136	$945,025	70,991
Receivables: investments sold	-
Payables: investments purchased	(2,947)
Net assets	$873,189

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$873,189	403,889	$2.16
Band 100	-	-	2.25
Band 75	-	-	2.35
Band 50	-	-	2.45
Band 25	-	-	2.55
Band 0	-	-	2.66
Total	$873,189	403,889

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,135
Mortality & expense charges			(8,850)
Net investment income (loss)			9,285

Gain (loss) on investments:
Net realized gain (loss)			(20,218)
Realized gain distributions			67,016
Net change in unrealized appreciation (depreciation)			106,992
Net gain (loss)			153,790

Increase (decrease) in net assets from operations			$163,075

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,285	$(47,860)
Net realized gain (loss)		(20,218)	(2,496,866)
Realized gain distributions		67,016	92,280
Net change in unrealized appreciation (depreciation)		106,992	1,055,949

Increase (decrease) in net assets from operations		163,075	(1,396,497)

Contract owner transactions:
Proceeds from units sold		191,327	254,225
Cost of units redeemed		(87,056)	(4,575,723)
Account charges		(327)	(346)
Increase (decrease)		103,944	(4,321,844)
Net increase (decrease)		267,019	(5,718,341)
Net assets, beginning		606,170	6,324,511
Net assets, ending		$873,189	$606,170

Units sold		97,428	146,805
Units redeemed		(46,129)	(2,840,026)
Net increase (decrease)		51,299	(2,693,221)
Units outstanding, beginning		352,590	3,045,811
Units outstanding, ending		403,889	352,590

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$50,562,836
Cost of units redeemed/account charges			(62,032,434)
Net investment income (loss)			1,181,847
Net realized gain (loss)			(4,888,126)
Realized gain distributions			16,117,955
Net change in unrealized appreciation (depreciation)			(68,889)
Net assets			$873,189
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.16	404	$873	1.25%	25.8%	12/31/2023	$2.25	0	$0	1.00%	26.1%	12/31/2023	$2.35	0	$0	0.75%	26.4%
12/31/2022	1.72	353	606	1.25%	-17.2%	12/31/2022	1.79	0	0	1.00%	-17.0%	12/31/2022	1.86	0	0	0.75%	-16.8%
12/31/2021	2.08	3,046	6,325	1.25%	22.8%	12/31/2021	2.15	0	0	1.00%	23.1%	12/31/2021	2.23	0	0	0.75%	23.4%
12/31/2020	1.69	3,084	5,215	1.25%	-5.7%	12/31/2020	1.75	0	0	1.00%	-5.4%	12/31/2020	1.81	0	0	0.75%	-5.2%
12/31/2019	1.79	3,378	6,054	1.25%	22.9%	12/31/2019	1.85	0	0	1.00%	23.2%	12/31/2019	1.91	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.45	0	$0	0.50%	26.7%	12/31/2023	$2.55	0	$0	0.25%	27.0%	12/31/2023	$2.66	0	$0	0.00%	27.3%
12/31/2022	1.93	0	0	0.50%	-16.6%	12/31/2022	2.01	0	0	0.25%	-16.4%	12/31/2022	2.09	0	0	0.00%	-16.2%
12/31/2021	2.32	0	0	0.50%	23.7%	12/31/2021	2.40	0	0	0.25%	24.0%	12/31/2021	2.49	0	0	0.00%	24.4%
12/31/2020	1.87	0	0	0.50%	-5.0%	12/31/2020	1.94	0	0	0.25%	-4.7%	12/31/2020	2.00	0	0	0.00%	-4.5%
12/31/2019	1.97	0	0	0.50%	23.8%	12/31/2019	2.03	0	0	0.25%	24.1%	12/31/2019	2.10	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	0.2%
2021	1.3%
2020	1.4%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund Admin Class - 06-760

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$824,071	$862,222	103,940
Receivables: investments sold	6,411
Payables: investments purchased	-
Net assets	$830,482

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$830,482	300,624	$2.76
Band 100	-	-	2.91
Band 75	-	-	3.06
Band 50	-	-	3.22
Band 25	-	-	3.38
Band 0	-	-	3.62
Total	$830,482	300,624

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$46,167
Mortality & expense charges			(10,305)
Net investment income (loss)			35,862

Gain (loss) on investments:
Net realized gain (loss)			(31,039)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			83,005
Net gain (loss)			51,966

Increase (decrease) in net assets from operations			$87,828

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,862	$41,167
Net realized gain (loss)		(31,039)	(99,155)
Realized gain distributions		-	15,197
Net change in unrealized appreciation (depreciation)		83,005	(141,610)

Increase (decrease) in net assets from operations		87,828	(184,401)

Contract owner transactions:
Proceeds from units sold		220,389	190,584
Cost of units redeemed		(254,432)	(938,349)
Account charges		(194)	(285)
Increase (decrease)		(34,237)	(748,050)
Net increase (decrease)		53,591	(932,451)
Net assets, beginning		776,891	1,709,342
Net assets, ending		$830,482	$776,891

Units sold		85,160	74,372
Units redeemed		(97,012)	(366,057)
Net increase (decrease)		(11,852)	(291,685)
Units outstanding, beginning		312,476	604,161
Units outstanding, ending		300,624	312,476

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,349,442
Cost of units redeemed/account charges			(22,402,104)
Net investment income (loss)			3,604,393
Net realized gain (loss)			(919,289)
Realized gain distributions			236,191
Net change in unrealized appreciation (depreciation)			(38,151)
Net assets			$830,482
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.76	301	$830	1.25%	11.1%	12/31/2023	$2.91	0	$0	1.00%	11.4%	12/31/2023	$3.06	0	$0	0.75%	11.7%
12/31/2022	2.49	312	777	1.25%	-12.1%	12/31/2022	2.61	0	0	1.00%	-11.9%	12/31/2022	2.74	0	0	0.75%	-11.7%
12/31/2021	2.83	604	1,709	1.25%	2.5%	12/31/2021	2.96	0	0	1.00%	2.8%	12/31/2021	3.10	0	0	0.75%	3.0%
12/31/2020	2.76	760	2,097	1.25%	3.9%	12/31/2020	2.88	0	0	1.00%	4.1%	12/31/2020	3.01	0	0	0.75%	4.4%
12/31/2019	2.66	689	1,831	1.25%	13.3%	12/31/2019	2.77	0	0	1.00%	13.5%	12/31/2019	2.88	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.22	0	$0	0.50%	11.9%	12/31/2023	$3.38	0	$0	0.25%	12.2%	12/31/2023	$3.62	0	$0	0.00%	12.5%
12/31/2022	2.87	0	0	0.50%	-11.5%	12/31/2022	3.01	0	0	0.25%	-11.2%	12/31/2022	3.22	0	0	0.00%	-11.0%
12/31/2021	3.24	0	0	0.50%	3.3%	12/31/2021	3.40	0	0	0.25%	3.5%	12/31/2021	3.61	0	0	0.00%	3.8%
12/31/2020	3.14	0	0	0.50%	4.6%	12/31/2020	3.28	0	0	0.25%	4.9%	12/31/2020	3.48	0	0	0.00%	5.2%
12/31/2019	3.00	0	0	0.50%	14.1%	12/31/2019	3.13	0	0	0.25%	14.4%	12/31/2019	3.31	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.7%
2022	4.5%
2021	4.3%
2020	4.4%
2019	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund R Class - 06-705

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$946,253	$1,034,075	118,548
Receivables: investments sold	950
Payables: investments purchased	-
Net assets	$947,203

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$695,421	305,093	$2.28
Band 100	103,763	43,276	2.40
Band 75	-	-	2.52
Band 50	148,019	55,790	2.65
Band 25	-	-	2.79
Band 0	-	-	2.94
Total	$947,203	404,159

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$52,153
Mortality & expense charges			(10,752)
Net investment income (loss)			41,401

Gain (loss) on investments:
Net realized gain (loss)			(48,208)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			107,571
Net gain (loss)			59,363

Increase (decrease) in net assets from operations			$100,764

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,401	$41,445
Net realized gain (loss)		(48,208)	(24,380)
Realized gain distributions		-	20,917
Net change in unrealized appreciation (depreciation)		107,571	(204,862)

Increase (decrease) in net assets from operations		100,764	(166,880)

Contract owner transactions:
Proceeds from units sold		40,484	104,285
Cost of units redeemed		(289,957)	(197,964)
Account charges		(449)	(511)
Increase (decrease)		(249,922)	(94,190)
Net increase (decrease)		(149,158)	(261,070)
Net assets, beginning		1,096,361	1,357,431
Net assets, ending		$947,203	$1,096,361

Units sold		21,255	47,024
Units redeemed		(128,794)	(93,590)
Net increase (decrease)		(107,539)	(46,566)
Units outstanding, beginning		511,698	558,264
Units outstanding, ending		404,159	511,698

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,882,404
Cost of units redeemed/account charges			(9,294,819)
Net investment income (loss)			1,474,528
Net realized gain (loss)			(175,250)
Realized gain distributions			148,162
Net change in unrealized appreciation (depreciation)			(87,822)
Net assets			$947,203
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.28	305	$695	1.25%	10.7%	12/31/2023	$2.40	43	$104	1.00%	11.0%	12/31/2023	$2.52	0	$0	0.75%	11.3%
12/31/2022	2.06	334	688	1.25%	-12.4%	12/31/2022	2.16	63	136	1.00%	-12.2%	12/31/2022	2.27	0	0	0.75%	-12.0%
12/31/2021	2.35	371	872	1.25%	2.1%	12/31/2021	2.46	83	204	1.00%	2.4%	12/31/2021	2.58	0	0	0.75%	2.7%
12/31/2020	2.30	471	1,084	1.25%	3.5%	12/31/2020	2.40	86	207	1.00%	3.8%	12/31/2020	2.51	0	0	0.75%	4.0%
12/31/2019	2.22	476	1,058	1.25%	12.9%	12/31/2019	2.32	155	359	1.00%	13.1%	12/31/2019	2.41	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.65	56	$148	0.50%	11.6%	12/31/2023	$2.79	0	$0	0.25%	11.8%	12/31/2023	$2.94	0	$0	0.00%	12.1%
12/31/2022	2.38	115	272	0.50%	-11.8%	12/31/2022	2.50	0	0	0.25%	-11.6%	12/31/2022	2.62	0	0	0.00%	-11.3%
12/31/2021	2.70	104	281	0.50%	2.9%	12/31/2021	2.82	0	0	0.25%	3.2%	12/31/2021	2.95	0	0	0.00%	3.4%
12/31/2020	2.62	108	283	0.50%	4.3%	12/31/2020	2.73	0	0	0.25%	4.5%	12/31/2020	2.86	0	0	0.00%	4.8%
12/31/2019	2.51	137	343	0.50%	13.7%	12/31/2019	2.62	0	0	0.25%	14.0%	12/31/2019	2.73	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.1%
2022	4.4%
2021	4.2%
2020	3.9%
2019	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund R Class - 06-769

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$193,561	$199,685	18,409
Receivables: investments sold	1,947
Payables: investments purchased	-
Net assets	$195,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$195,508	145,178	$1.35
Band 100	-	-	1.38
Band 75	-	-	1.42
Band 50	-	-	1.46
Band 25	-	-	1.51
Band 0	-	-	1.55
Total	$195,508	145,178

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,097
Mortality & expense charges			(3,088)
Net investment income (loss)			11,009

Gain (loss) on investments:
Net realized gain (loss)			(11,230)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,934
Net gain (loss)			5,704

Increase (decrease) in net assets from operations			$16,713

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,009	$12,434
Net realized gain (loss)		(11,230)	(25,060)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,934	(23,436)

Increase (decrease) in net assets from operations		16,713	(36,062)

Contract owner transactions:
Proceeds from units sold		43,232	408,464
Cost of units redeemed		(150,633)	(373,763)
Account charges		(403)	(356)
Increase (decrease)		(107,804)	34,345
Net increase (decrease)		(91,091)	(1,717)
Net assets, beginning		286,599	288,316
Net assets, ending		$195,508	$286,599

Units sold		39,899	308,552
Units redeemed		(123,045)	(287,967)
Net increase (decrease)		(83,146)	20,585
Units outstanding, beginning		228,324	207,739
Units outstanding, ending		145,178	228,324

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,299,367
Cost of units redeemed/account charges			(6,334,386)
Net investment income (loss)			297,945
Net realized gain (loss)			(64,277)
Realized gain distributions			2,983
Net change in unrealized appreciation (depreciation)			(6,124)
Net assets			$195,508
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	145	$196	1.25%	7.3%	12/31/2023	$1.38	0	$0	1.00%	7.6%	12/31/2023	$1.42	0	$0	0.75%	7.8%
12/31/2022	1.26	228	287	1.25%	-9.6%	12/31/2022	1.29	0	0	1.00%	-9.3%	12/31/2022	1.32	0	0	0.75%	-9.1%
12/31/2021	1.39	208	288	1.25%	0.7%	12/31/2021	1.42	0	0	1.00%	0.9%	12/31/2021	1.45	0	0	0.75%	1.2%
12/31/2020	1.38	208	286	1.25%	3.9%	12/31/2020	1.41	0	0	1.00%	4.2%	12/31/2020	1.44	0	0	0.75%	4.4%
12/31/2019	1.33	305	404	1.25%	6.0%	12/31/2019	1.35	0	0	1.00%	6.3%	12/31/2019	1.38	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	8.1%	12/31/2023	$1.51	0	$0	0.25%	8.4%	12/31/2023	$1.55	0	$0	0.00%	8.6%
12/31/2022	1.35	0	0	0.50%	-8.9%	12/31/2022	1.39	0	0	0.25%	-8.7%	12/31/2022	1.42	0	0	0.00%	-8.4%
12/31/2021	1.49	0	0	0.50%	1.4%	12/31/2021	1.52	0	0	0.25%	1.7%	12/31/2021	1.56	0	0	0.00%	1.9%
12/31/2020	1.47	0	0	0.50%	4.7%	12/31/2020	1.50	0	0	0.25%	4.9%	12/31/2020	1.53	41	62	0.00%	5.2%
12/31/2019	1.40	0	0	0.50%	6.8%	12/31/2019	1.42	0	0	0.25%	7.1%	12/31/2019	1.45	16	23	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.8%
2022	5.6%
2021	3.3%
2020	4.2%
2019	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund Admin Class - 06-768

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,316,010	$1,415,926	124,984
Receivables: investments sold	11,321
Payables: investments purchased	-
Net assets	$1,327,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,327,331	943,113	$1.41
Band 100	-	-	1.45
Band 75	-	-	1.49
Band 50	-	-	1.53
Band 25	-	-	1.57
Band 0	-	-	1.62
Total	$1,327,331	943,113

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$82,177
Mortality & expense charges			(16,828)
Net investment income (loss)			65,349

Gain (loss) on investments:
Net realized gain (loss)			(80,649)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			110,667
Net gain (loss)			30,018

Increase (decrease) in net assets from operations			$95,367

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$65,349	$75,475
Net realized gain (loss)		(80,649)	(80,029)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		110,667	(183,032)

Increase (decrease) in net assets from operations		95,367	(187,586)

Contract owner transactions:
Proceeds from units sold		331,867	255,678
Cost of units redeemed		(532,694)	(1,637,566)
Account charges		(1,189)	(3,317)
Increase (decrease)		(202,016)	(1,385,205)
Net increase (decrease)		(106,649)	(1,572,791)
Net assets, beginning		1,433,980	3,006,771
Net assets, ending		$1,327,331	$1,433,980

Units sold		246,652	205,488
Units redeemed		(401,035)	(1,197,690)
Net increase (decrease)		(154,383)	(992,202)
Units outstanding, beginning		1,097,496	2,089,698
Units outstanding, ending		943,113	1,097,496

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$55,515,871
Cost of units redeemed/account charges			(58,150,174)
Net investment income (loss)			4,093,476
Net realized gain (loss)			(40,150)
Realized gain distributions			8,224
Net change in unrealized appreciation (depreciation)			(99,916)
Net assets			$1,327,331
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	943	$1,327	1.25%	7.7%	12/31/2023	$1.45	0	$0	1.00%	8.0%	12/31/2023	$1.49	0	$0	0.75%	8.3%
12/31/2022	1.31	1,097	1,434	1.25%	-9.2%	12/31/2022	1.34	0	0	1.00%	-9.0%	12/31/2022	1.37	0	0	0.75%	-8.7%
12/31/2021	1.44	2,090	3,007	1.25%	1.1%	12/31/2021	1.47	0	0	1.00%	1.3%	12/31/2021	1.51	0	0	0.75%	1.6%
12/31/2020	1.42	18,026	25,660	1.25%	4.3%	12/31/2020	1.45	0	0	1.00%	4.6%	12/31/2020	1.48	0	0	0.75%	4.8%
12/31/2019	1.36	16,610	22,665	1.25%	6.5%	12/31/2019	1.39	0	0	1.00%	6.7%	12/31/2019	1.41	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	0	$0	0.50%	8.5%	12/31/2023	$1.57	0	$0	0.25%	8.8%	12/31/2023	$1.62	0	$0	0.00%	9.1%
12/31/2022	1.41	0	0	0.50%	-8.5%	12/31/2022	1.45	0	0	0.25%	-8.3%	12/31/2022	1.48	0	0	0.00%	-8.1%
12/31/2021	1.54	0	0	0.50%	1.8%	12/31/2021	1.58	0	0	0.25%	2.1%	12/31/2021	1.61	0	0	0.00%	2.4%
12/31/2020	1.51	0	0	0.50%	5.1%	12/31/2020	1.54	0	0	0.25%	5.4%	12/31/2020	1.58	0	0	0.00%	5.6%
12/31/2019	1.44	0	0	0.50%	7.3%	12/31/2019	1.47	0	0	0.25%	7.5%	12/31/2019	1.49	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.0%
2022	4.4%
2021	5.4%
2020	4.5%
2019	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund Admin Class - 06-707

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$801,135	$886,615	79,991
Receivables: investments sold	1,179
Payables: investments purchased	-
Net assets	$802,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$765,681	640,658	$1.20
Band 100	-	-	1.24
Band 75	-	-	1.28
Band 50	-	-	1.32
Band 25	-	-	1.37
Band 0	36,633	25,861	1.42
Total	$802,314	666,519

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$25,056
Mortality & expense charges			(9,903)
Net investment income (loss)			15,153

Gain (loss) on investments:
Net realized gain (loss)			(34,585)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,000
Net gain (loss)			1,415

Increase (decrease) in net assets from operations			$16,568

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,153	$137,581
Net realized gain (loss)		(34,585)	(223,988)
Realized gain distributions		-	3,574
Net change in unrealized appreciation (depreciation)		36,000	(271,078)

Increase (decrease) in net assets from operations		16,568	(353,911)

Contract owner transactions:
Proceeds from units sold		180,256	432,303
Cost of units redeemed		(244,032)	(2,378,152)
Account charges		(1,378)	(2,237)
Increase (decrease)		(65,154)	(1,948,086)
Net increase (decrease)		(48,586)	(2,301,997)
Net assets, beginning		850,900	3,152,897
Net assets, ending		$802,314	$850,900

Units sold		153,465	680,279
Units redeemed		(210,670)	(2,293,914)
Net increase (decrease)		(57,205)	(1,613,635)
Units outstanding, beginning		723,724	2,337,359
Units outstanding, ending		666,519	723,724

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$24,697,527
Cost of units redeemed/account charges			(23,825,047)
Net investment income (loss)			560,287
Net realized gain (loss)			(662,019)
Realized gain distributions			117,046
Net change in unrealized appreciation (depreciation)			(85,480)
Net assets			$802,314
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	641	$766	1.25%	2.2%	12/31/2023	$1.24	0	$0	1.00%	2.5%	12/31/2023	$1.28	0	$0	0.75%	2.7%
12/31/2022	1.17	701	820	1.25%	-13.2%	12/31/2022	1.21	0	0	1.00%	-13.0%	12/31/2022	1.25	0	0	0.75%	-12.8%
12/31/2021	1.35	2,317	3,121	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.4%	12/31/2021	1.43	0	0	0.75%	4.6%
12/31/2020	1.29	2,669	3,453	1.25%	10.5%	12/31/2020	1.33	0	0	1.00%	10.7%	12/31/2020	1.36	0	0	0.75%	11.0%
12/31/2019	1.17	2,312	2,708	1.25%	6.9%	12/31/2019	1.20	0	0	1.00%	7.2%	12/31/2019	1.23	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	3.0%	12/31/2023	$1.37	0	$0	0.25%	3.2%	12/31/2023	$1.42	26	$37	0.00%	3.5%
12/31/2022	1.29	0	0	0.50%	-12.5%	12/31/2022	1.33	0	0	0.25%	-12.3%	12/31/2022	1.37	23	31	0.00%	-12.1%
12/31/2021	1.47	0	0	0.50%	4.9%	12/31/2021	1.51	0	0	0.25%	5.2%	12/31/2021	1.56	21	32	0.00%	5.4%
12/31/2020	1.40	0	0	0.50%	11.3%	12/31/2020	1.44	0	0	0.25%	11.6%	12/31/2020	1.48	20	30	0.00%	11.9%
12/31/2019	1.26	0	0	0.50%	7.7%	12/31/2019	1.29	0	0	0.25%	8.0%	12/31/2019	1.32	18	24	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	8.1%
2021	4.5%
2020	2.5%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund R Class - 06-708

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$131,943	$145,882	13,220
Receivables: investments sold	657
Payables: investments purchased	-
Net assets	$132,600

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$132,600	117,207	$1.13
Band 100	-	-	1.17
Band 75	-	-	1.21
Band 50	-	-	1.25
Band 25	-	-	1.30
Band 0	-	-	1.34
Total	$132,600	117,207

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,384
Mortality & expense charges			(1,865)
Net investment income (loss)			1,519

Gain (loss) on investments:
Net realized gain (loss)			(31,388)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			32,606
Net gain (loss)			1,218

Increase (decrease) in net assets from operations			$2,737

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,519	$20,165
Net realized gain (loss)		(31,388)	(31,214)
Realized gain distributions		-	1,289
Net change in unrealized appreciation (depreciation)		32,606	(46,056)

Increase (decrease) in net assets from operations		2,737	(55,816)

Contract owner transactions:
Proceeds from units sold		35,477	150,396
Cost of units redeemed		(190,097)	(478,883)
Account charges		(135)	(152)
Increase (decrease)		(154,755)	(328,639)
Net increase (decrease)		(152,018)	(384,455)
Net assets, beginning		284,618	669,073
Net assets, ending		$132,600	$284,618

Units sold		32,228	128,972
Units redeemed		(171,109)	(393,417)
Net increase (decrease)		(138,881)	(264,445)
Units outstanding, beginning		256,088	520,533
Units outstanding, ending		117,207	256,088

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,996,335
Cost of units redeemed/account charges			(9,744,338)
Net investment income (loss)			92,125
Net realized gain (loss)			(233,612)
Realized gain distributions			36,029
Net change in unrealized appreciation (depreciation)			(13,939)
Net assets			$132,600
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	117	$133	1.25%	1.8%	12/31/2023	$1.17	0	$0	1.00%	2.0%	12/31/2023	$1.21	0	$0	0.75%	2.3%
12/31/2022	1.11	256	285	1.25%	-13.5%	12/31/2022	1.15	0	0	1.00%	-13.3%	12/31/2022	1.18	0	0	0.75%	-13.1%
12/31/2021	1.29	521	669	1.25%	3.7%	12/31/2021	1.32	0	0	1.00%	4.0%	12/31/2021	1.36	0	0	0.75%	4.2%
12/31/2020	1.24	335	415	1.25%	10.0%	12/31/2020	1.27	0	0	1.00%	10.3%	12/31/2020	1.31	0	0	0.75%	10.6%
12/31/2019	1.13	220	248	1.25%	6.5%	12/31/2019	1.15	0	0	1.00%	6.8%	12/31/2019	1.18	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	2.6%	12/31/2023	$1.30	0	$0	0.25%	2.8%	12/31/2023	$1.34	0	$0	0.00%	3.1%
12/31/2022	1.22	0	0	0.50%	-12.9%	12/31/2022	1.26	0	0	0.25%	-12.7%	12/31/2022	1.30	0	0	0.00%	-12.4%
12/31/2021	1.40	0	0	0.50%	4.5%	12/31/2021	1.44	0	0	0.25%	4.7%	12/31/2021	1.49	0	0	0.00%	5.0%
12/31/2020	1.34	0	0	0.50%	10.9%	12/31/2020	1.38	0	0	0.25%	11.1%	12/31/2020	1.42	0	0	0.00%	11.4%
12/31/2019	1.21	0	0	0.50%	7.3%	12/31/2019	1.24	0	0	0.25%	7.6%	12/31/2019	1.27	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	5.1%
2021	4.8%
2020	2.4%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund Admin Class - 06-291

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,441,412	$2,782,506	283,895
Receivables: investments sold	14,285
Payables: investments purchased	-
Net assets	$2,455,697

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,455,697	1,639,683	$1.50
Band 100	-	-	1.56
Band 75	-	-	1.63
Band 50	-	-	1.70
Band 25	-	-	1.77
Band 0	-	-	1.84
Total	$2,455,697	1,639,683

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$86,031
Mortality & expense charges			(29,370)
Net investment income (loss)			56,661

Gain (loss) on investments:
Net realized gain (loss)			(58,186)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			113,432
Net gain (loss)			55,246

Increase (decrease) in net assets from operations			$111,907

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,661	$77,755
Net realized gain (loss)		(58,186)	(531,206)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		113,432	(352,338)

Increase (decrease) in net assets from operations		111,907	(805,789)

Contract owner transactions:
Proceeds from units sold		466,665	398,715
Cost of units redeemed		(304,775)	(2,640,847)
Account charges		(505)	(520)
Increase (decrease)		161,385	(2,242,652)
Net increase (decrease)		273,292	(3,048,441)
Net assets, beginning		2,182,405	5,230,846
Net assets, ending		$2,455,697	$2,182,405

Units sold		324,732	264,178
Units redeemed		(211,247)	(1,833,448)
Net increase (decrease)		113,485	(1,569,270)
Units outstanding, beginning		1,526,198	3,095,468
Units outstanding, ending		1,639,683	1,526,198

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$190,636,088
Cost of units redeemed/account charges			(198,615,247)
Net investment income (loss)			8,203,491
Net realized gain (loss)			(3,687,452)
Realized gain distributions			6,259,911
Net change in unrealized appreciation (depreciation)			(341,094)
Net assets			$2,455,697
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	1,640	$2,456	1.25%	4.7%	12/31/2023	$1.56	0	$0	1.00%	5.0%	12/31/2023	$1.63	0	$0	0.75%	5.3%
12/31/2022	1.43	1,526	2,182	1.25%	-15.4%	12/31/2022	1.49	0	0	1.00%	-15.2%	12/31/2022	1.55	0	0	0.75%	-15.0%
12/31/2021	1.69	3,095	5,231	1.25%	-2.3%	12/31/2021	1.75	0	0	1.00%	-2.1%	12/31/2021	1.82	0	0	0.75%	-1.8%
12/31/2020	1.73	4,366	7,553	1.25%	7.3%	12/31/2020	1.79	0	0	1.00%	7.6%	12/31/2020	1.85	0	0	0.75%	7.9%
12/31/2019	1.61	4,204	6,777	1.25%	6.7%	12/31/2019	1.66	0	0	1.00%	6.9%	12/31/2019	1.72	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	0	$0	0.50%	5.5%	12/31/2023	$1.77	0	$0	0.25%	5.8%	12/31/2023	$1.84	0	$0	0.00%	6.0%
12/31/2022	1.61	0	0	0.50%	-14.7%	12/31/2022	1.67	0	0	0.25%	-14.5%	12/31/2022	1.74	0	0	0.00%	-14.3%
12/31/2021	1.89	0	0	0.50%	-1.6%	12/31/2021	1.96	0	0	0.25%	-1.3%	12/31/2021	2.03	0	0	0.00%	-1.1%
12/31/2020	1.92	0	0	0.50%	8.1%	12/31/2020	1.98	0	0	0.25%	8.4%	12/31/2020	2.05	0	0	0.00%	8.7%
12/31/2019	1.77	0	0	0.50%	7.5%	12/31/2019	1.83	0	0	0.25%	7.7%	12/31/2019	1.89	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	3.5%
2021	1.9%
2020	2.3%
2019	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund R Class - 06-680

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,304,043	$2,668,613	264,235
Receivables: investments sold	-
Payables: investments purchased	(18,403)
Net assets	$2,285,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,060,793	1,363,769	$1.51
Band 100	224,847	141,456	1.59
Band 75	-	-	1.67
Band 50	-	-	1.76
Band 25	-	-	1.85
Band 0	-	-	1.95
Total	$2,285,640	1,505,225

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$83,215
Mortality & expense charges			(30,896)
Net investment income (loss)			52,319

Gain (loss) on investments:
Net realized gain (loss)			(162,504)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			213,074
Net gain (loss)			50,570

Increase (decrease) in net assets from operations			$102,889

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52,319	$69,605
Net realized gain (loss)		(162,504)	(148,741)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		213,074	(514,722)

Increase (decrease) in net assets from operations		102,889	(593,858)

Contract owner transactions:
Proceeds from units sold		222,043	502,378
Cost of units redeemed		(851,382)	(1,206,373)
Account charges		(2,105)	(2,137)
Increase (decrease)		(631,444)	(706,132)
Net increase (decrease)		(528,555)	(1,299,990)
Net assets, beginning		2,814,195	4,114,185
Net assets, ending		$2,285,640	$2,814,195

Units sold		155,599	352,391
Units redeemed		(585,485)	(802,188)
Net increase (decrease)		(429,886)	(449,797)
Units outstanding, beginning		1,935,111	2,384,908
Units outstanding, ending		1,505,225	1,935,111

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$114,449,465
Cost of units redeemed/account charges			(117,328,482)
Net investment income (loss)			3,970,388
Net realized gain (loss)			(1,917,078)
Realized gain distributions			3,475,917
Net change in unrealized appreciation (depreciation)			(364,570)
Net assets			$2,285,640
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	1,364	$2,061	1.25%	4.4%	12/31/2023	$1.59	141	$225	1.00%	4.6%	12/31/2023	$1.67	0	$0	0.75%	4.9%
12/31/2022	1.45	1,755	2,541	1.25%	-15.7%	12/31/2022	1.52	180	273	1.00%	-15.5%	12/31/2022	1.59	0	0	0.75%	-15.2%
12/31/2021	1.72	2,132	3,659	1.25%	-2.7%	12/31/2021	1.80	253	455	1.00%	-2.4%	12/31/2021	1.88	0	0	0.75%	-2.2%
12/31/2020	1.76	2,592	4,571	1.25%	6.9%	12/31/2020	1.84	369	679	1.00%	7.2%	12/31/2020	1.92	0	0	0.75%	7.5%
12/31/2019	1.65	2,850	4,700	1.25%	6.3%	12/31/2019	1.72	505	867	1.00%	6.6%	12/31/2019	1.79	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	0.50%	5.2%	12/31/2023	$1.85	0	$0	0.25%	5.4%	12/31/2023	$1.95	0	$0	0.00%	5.7%
12/31/2022	1.67	0	0	0.50%	-15.0%	12/31/2022	1.75	0	0	0.25%	-14.8%	12/31/2022	1.84	0	0	0.00%	-14.6%
12/31/2021	1.97	0	0	0.50%	-1.9%	12/31/2021	2.06	0	0	0.25%	-1.7%	12/31/2021	2.16	0	0	0.00%	-1.4%
12/31/2020	2.01	1	3	0.50%	7.8%	12/31/2020	2.10	0	0	0.25%	8.0%	12/31/2020	2.19	0	0	0.00%	8.3%
12/31/2019	1.86	21	40	0.50%	7.1%	12/31/2019	1.94	0	0	0.25%	7.4%	12/31/2019	2.02	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	3.2%
2021	1.7%
2020	1.8%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$184,054	$167,999	12,044
Receivables: investments sold	-
Payables: investments purchased	(2,782)
Net assets	$181,272

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,272	144,917	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$181,272	144,917

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,405
Mortality & expense charges			(1,589)
Net investment income (loss)			1,816

Gain (loss) on investments:
Net realized gain (loss)			(218)
Realized gain distributions			12,322
Net change in unrealized appreciation (depreciation)			16,580
Net gain (loss)			28,684

Increase (decrease) in net assets from operations			$30,500

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,816	$(5)
Net realized gain (loss)		(218)	(3)
Realized gain distributions		12,322	199
Net change in unrealized appreciation (depreciation)		16,580	(512)

Increase (decrease) in net assets from operations		30,500	(321)

Contract owner transactions:
Proceeds from units sold		154,283	1
Cost of units redeemed		(5,051)	-
Account charges		(27)	-
Increase (decrease)		149,205	1
Net increase (decrease)		179,705	(320)
Net assets, beginning		1,567	1,887
Net assets, ending		$181,272	$1,567

Units sold		147,595	-
Units redeemed		(4,207)	-
Net increase (decrease)		143,388	-
Units outstanding, beginning		1,529	1,529
Units outstanding, ending		144,917	1,529

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,268,253
Cost of units redeemed/account charges			(3,446,885)
Net investment income (loss)			94,636
Net realized gain (loss)			(441,404)
Realized gain distributions			690,617
Net change in unrealized appreciation (depreciation)			16,055
Net assets			$181,272
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	145	$181	1.25%	22.0%	12/31/2023	$1.27	0	$0	1.00%	22.3%	12/31/2023	$1.30	0	$0	0.75%	22.6%
12/31/2022	1.03	2	2	1.25%	-17.0%	12/31/2022	1.04	0	0	1.00%	-16.8%	12/31/2022	1.06	0	0	0.75%	-16.5%
12/31/2021	1.23	2	2	1.25%	23.2%	12/31/2021	1.25	0	0	1.00%	23.5%	12/31/2021	1.27	0	0	0.75%	23.8%
12/31/2020	1.00	475	476	1.25%	-5.4%	12/31/2020	1.01	0	0	1.00%	-5.2%	12/31/2020	1.02	0	0	0.75%	-5.0%
12/31/2019	1.06	480	508	1.25%	23.3%	12/31/2019	1.07	0	0	1.00%	23.6%	12/31/2019	1.08	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	22.9%	12/31/2023	$1.34	0	$0	0.25%	23.2%	12/31/2023	$1.37	0	$0	0.00%	23.6%
12/31/2022	1.07	0	0	0.50%	-16.3%	12/31/2022	1.09	0	0	0.25%	-16.1%	12/31/2022	1.11	0	0	0.00%	-15.9%
12/31/2021	1.28	0	0	0.50%	24.1%	12/31/2021	1.30	0	0	0.25%	24.4%	12/31/2021	1.32	0	0	0.00%	24.7%
12/31/2020	1.03	0	0	0.50%	-4.7%	12/31/2020	1.04	0	0	0.25%	-4.5%	12/31/2020	1.05	1,099	1,159	0.00%	-4.2%
12/31/2019	1.08	0	0	0.50%	24.2%	12/31/2019	1.09	0	0	0.25%	24.5%	12/31/2019	1.10	1,016	1,119	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	0.9%
2021	0.0%
2020	1.8%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$2
Net realized gain (loss)		-	(87)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	43

Increase (decrease) in net assets from operations		-	(42)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(1,569)
Account charges		-	(1)
Increase (decrease)		-	(1,570)
Net increase (decrease)		-	(1,612)
Net assets, beginning		-	1,612
Net assets, ending		$-	$-

Units sold		-	1
Units redeemed		-	(1,335)
Net increase (decrease)		-	(1,334)
Units outstanding, beginning		-	1,334
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,717
Cost of units redeemed/account charges			(1,671)
Net investment income (loss)			26
Net realized gain (loss)			(85)
Realized gain distributions			13
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	1.25%	6.8%	12/31/2023	$1.09	0	$0	1.00%	7.0%	12/31/2023	$1.11	0	$0	0.75%	7.3%
12/31/2022	1.00	0	0	1.25%	-17.1%	12/31/2022	1.02	0	0	1.00%	-16.9%	12/31/2022	1.04	0	0	0.75%	-16.7%
12/31/2021	1.21	1	2	1.25%	-2.5%	12/31/2021	1.23	0	0	1.00%	-2.3%	12/31/2021	1.24	0	0	0.75%	-2.0%
12/31/2020	1.24	0	1	1.25%	6.0%	12/31/2020	1.25	0	0	1.00%	6.3%	12/31/2020	1.27	0	0	0.75%	6.5%
12/31/2019	1.17	0	0	1.25%	13.0%	12/31/2019	1.18	0	0	1.00%	13.3%	12/31/2019	1.19	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	0.50%	7.6%	12/31/2023	$1.15	0	$0	0.25%	7.8%	12/31/2023	$1.18	0	$0	0.00%	8.1%
12/31/2022	1.05	0	0	0.50%	-16.5%	12/31/2022	1.07	0	0	0.25%	-16.2%	12/31/2022	1.09	0	0	0.00%	-16.0%
12/31/2021	1.26	0	0	0.50%	-1.8%	12/31/2021	1.28	0	0	0.25%	-1.5%	12/31/2021	1.30	0	0	0.00%	-1.3%
12/31/2020	1.28	0	0	0.50%	6.8%	12/31/2020	1.30	0	0	0.25%	7.1%	12/31/2020	1.31	0	0	0.00%	7.3%
12/31/2019	1.20	0	0	0.50%	13.9%	12/31/2019	1.21	0	0	0.25%	14.2%	12/31/2019	1.22	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.4%
2021	3.0%
2020	1.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO High Yield Fund Institutional Class - 06-FCJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,271,456	$1,270,738	159,250
Receivables: investments sold	952
Payables: investments purchased	-
Net assets	$1,272,408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,272,408	1,042,153	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$1,272,408	1,042,153

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$62,752
Mortality & expense charges			(13,314)
Net investment income (loss)			49,438

Gain (loss) on investments:
Net realized gain (loss)			(3,274)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			52,587
Net gain (loss)			49,313

Increase (decrease) in net assets from operations			$98,751

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,438	$21,670
Net realized gain (loss)		(3,274)	(38,732)
Realized gain distributions		-	10,534
Net change in unrealized appreciation (depreciation)		52,587	(56,819)

Increase (decrease) in net assets from operations		98,751	(63,347)

Contract owner transactions:
Proceeds from units sold		662,223	344,931
Cost of units redeemed		(44,115)	(374,868)
Account charges		(112)	(113)
Increase (decrease)		617,996	(30,050)
Net increase (decrease)		716,747	(93,397)
Net assets, beginning		555,661	649,058
Net assets, ending		$1,272,408	$555,661

Units sold		574,324	317,475
Units redeemed		(39,113)	(332,189)
Net increase (decrease)		535,211	(14,714)
Units outstanding, beginning		506,942	521,656
Units outstanding, ending		1,042,153	506,942

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,393,937
Cost of units redeemed/account charges			(1,213,952)
Net investment income (loss)			121,375
Net realized gain (loss)			(40,204)
Realized gain distributions			10,534
Net change in unrealized appreciation (depreciation)			718
Net assets			$1,272,408
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	1,042	$1,272	1.25%	11.4%	12/31/2023	$1.24	0	$0	1.00%	11.7%	12/31/2023	$1.26	0	$0	0.75%	11.9%
12/31/2022	1.10	507	556	1.25%	-11.9%	12/31/2022	1.11	0	0	1.00%	-11.7%	12/31/2022	1.13	0	0	0.75%	-11.5%
12/31/2021	1.24	522	649	1.25%	2.8%	12/31/2021	1.26	0	0	1.00%	3.0%	12/31/2021	1.28	0	0	0.75%	3.3%
12/31/2020	1.21	132	159	1.25%	4.1%	12/31/2020	1.22	0	0	1.00%	4.4%	12/31/2020	1.24	0	0	0.75%	4.6%
12/31/2019	1.16	139	161	1.25%	13.5%	12/31/2019	1.17	0	0	1.00%	13.8%	12/31/2019	1.18	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	12.2%	12/31/2023	$1.31	0	$0	0.25%	12.5%	12/31/2023	$1.33	0	$0	0.00%	12.8%
12/31/2022	1.15	0	0	0.50%	-11.2%	12/31/2022	1.16	0	0	0.25%	-11.0%	12/31/2022	1.18	0	0	0.00%	-10.8%
12/31/2021	1.29	0	0	0.50%	3.5%	12/31/2021	1.31	0	0	0.25%	3.8%	12/31/2021	1.33	0	0	0.00%	4.0%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.26	0	0	0.25%	5.2%	12/31/2020	1.27	0	0	0.00%	5.4%
12/31/2019	1.19	0	0	0.50%	14.4%	12/31/2019	1.20	0	0	0.25%	14.7%	12/31/2019	1.21	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.9%
2022	4.8%
2021	4.6%
2020	4.7%
2019	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Income Fund Institutional Class - 06-FCK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,026,382	$9,315,109	856,586
Receivables: investments sold	70,637
Payables: investments purchased	-
Net assets	$9,097,019

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,050,613	7,605,148	$1.19
Band 100	-	-	1.21
Band 75	46,406	37,643	1.23
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$9,097,019	7,642,791

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$511,915
Mortality & expense charges			(99,788)
Net investment income (loss)			412,127

Gain (loss) on investments:
Net realized gain (loss)			(363,851)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			589,603
Net gain (loss)			225,752

Increase (decrease) in net assets from operations			$637,879

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$412,127	$384,028
Net realized gain (loss)		(363,851)	(295,345)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		589,603	(869,910)

Increase (decrease) in net assets from operations		637,879	(781,227)

Contract owner transactions:
Proceeds from units sold		4,763,955	2,834,815
Cost of units redeemed		(3,743,600)	(3,826,355)
Account charges		(10,871)	(8,726)
Increase (decrease)		1,009,484	(1,000,266)
Net increase (decrease)		1,647,363	(1,781,493)
Net assets, beginning		7,449,656	9,231,149
Net assets, ending		$9,097,019	$7,449,656

Units sold		4,220,112	2,636,944
Units redeemed		(3,335,997)	(3,502,886)
Net increase (decrease)		884,115	(865,942)
Units outstanding, beginning		6,758,676	7,624,618
Units outstanding, ending		7,642,791	6,758,676

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$29,064,985
Cost of units redeemed/account charges			(20,796,246)
Net investment income (loss)			1,886,446
Net realized gain (loss)			(769,439)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(288,727)
Net assets			$9,097,019
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	7,605	$9,051	1.25%	8.0%	12/31/2023	$1.21	0	$0	1.00%	8.3%	12/31/2023	$1.23	38	$46	0.75%	8.5%
12/31/2022	1.10	6,726	7,413	1.25%	-9.0%	12/31/2022	1.12	0	0	1.00%	-8.7%	12/31/2022	1.14	33	37	0.75%	-8.5%
12/31/2021	1.21	7,593	9,191	1.25%	1.3%	12/31/2021	1.23	0	0	1.00%	1.6%	12/31/2021	1.24	32	40	0.75%	1.8%
12/31/2020	1.19	7,801	9,320	1.25%	4.6%	12/31/2020	1.21	0	0	1.00%	4.8%	12/31/2020	1.22	47	57	0.75%	5.1%
12/31/2019	1.14	7,397	8,450	1.25%	6.7%	12/31/2019	1.15	0	0	1.00%	7.0%	12/31/2019	1.16	42	49	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	8.8%	12/31/2023	$1.28	0	$0	0.25%	9.1%	12/31/2023	$1.30	0	$0	0.00%	9.3%
12/31/2022	1.15	0	0	0.50%	-8.3%	12/31/2022	1.17	0	0	0.25%	-8.1%	12/31/2022	1.19	0	0	0.00%	-7.8%
12/31/2021	1.26	0	0	0.50%	2.1%	12/31/2021	1.27	0	0	0.25%	2.3%	12/31/2021	1.29	0	0	0.00%	2.6%
12/31/2020	1.23	0	0	0.50%	5.4%	12/31/2020	1.24	0	0	0.25%	5.6%	12/31/2020	1.26	0	0	0.00%	5.9%
12/31/2019	1.17	0	0	0.50%	7.5%	12/31/2019	1.18	0	0	0.25%	7.8%	12/31/2019	1.19	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.2%
2022	5.8%
2021	4.3%
2020	5.2%
2019	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Real Return Fund Institutional Class - 06-FCM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,507,177	$7,177,179	654,464
Receivables: investments sold	57,098
Payables: investments purchased	-
Net assets	$6,564,275

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,908,698	5,399,444	$1.09
Band 100	-	-	1.11
Band 75	63,660	56,157	1.13
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	591,917	495,227	1.20
Total	$6,564,275	5,950,828

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$200,553
Mortality & expense charges			(68,645)
Net investment income (loss)			131,908

Gain (loss) on investments:
Net realized gain (loss)			(133,026)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			166,062
Net gain (loss)			33,036

Increase (decrease) in net assets from operations			$164,944

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$131,908	$413,487
Net realized gain (loss)		(133,026)	(225,771)
Realized gain distributions		-	24,386
Net change in unrealized appreciation (depreciation)		166,062	(1,014,301)

Increase (decrease) in net assets from operations		164,944	(802,199)

Contract owner transactions:
Proceeds from units sold		1,943,174	3,280,413
Cost of units redeemed		(1,463,324)	(3,234,723)
Account charges		(14,597)	(11,728)
Increase (decrease)		465,253	33,962
Net increase (decrease)		630,197	(768,237)
Net assets, beginning		5,934,078	6,702,315
Net assets, ending		$6,564,275	$5,934,078

Units sold		1,841,660	2,949,327
Units redeemed		(1,397,020)	(2,847,044)
Net increase (decrease)		444,640	102,283
Units outstanding, beginning		5,506,188	5,403,905
Units outstanding, ending		5,950,828	5,506,188

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,571,211
Cost of units redeemed/account charges			(10,117,707)
Net investment income (loss)			904,039
Net realized gain (loss)			(147,652)
Realized gain distributions			24,386
Net change in unrealized appreciation (depreciation)			(670,002)
Net assets			$6,564,275
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	5,399	$5,909	1.25%	2.5%	12/31/2023	$1.11	0	$0	1.00%	2.7%	12/31/2023	$1.13	56	$64	0.75%	3.0%
12/31/2022	1.07	4,847	5,177	1.25%	-13.0%	12/31/2022	1.08	0	0	1.00%	-12.8%	12/31/2022	1.10	50	55	0.75%	-12.5%
12/31/2021	1.23	4,429	5,435	1.25%	4.4%	12/31/2021	1.24	0	0	1.00%	4.6%	12/31/2021	1.26	163	206	0.75%	4.9%
12/31/2020	1.18	3,582	4,212	1.25%	10.7%	12/31/2020	1.19	0	0	1.00%	11.0%	12/31/2020	1.20	160	192	0.75%	11.3%
12/31/2019	1.06	2,140	2,272	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	32	35	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	3.2%	12/31/2023	$1.17	0	$0	0.25%	3.5%	12/31/2023	$1.20	495	$592	0.00%	3.7%
12/31/2022	1.12	0	0	0.50%	-12.3%	12/31/2022	1.13	0	0	0.25%	-12.1%	12/31/2022	1.15	610	703	0.00%	-11.9%
12/31/2021	1.27	0	0	0.50%	5.2%	12/31/2021	1.29	0	0	0.25%	5.4%	12/31/2021	1.31	812	1,062	0.00%	5.7%
12/31/2020	1.21	0	0	0.50%	11.6%	12/31/2020	1.22	0	0	0.25%	11.9%	12/31/2020	1.24	657	813	0.00%	12.1%
12/31/2019	1.09	0	0	0.50%	8.0%	12/31/2019	1.09	0	0	0.25%	8.3%	12/31/2019	1.10	370	408	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	7.5%
2021	5.0%
2020	3.1%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Total Return Fund Institutional Class - 06-FCN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,907,906	$5,248,662	570,672
Receivables: investments sold	28,414
Payables: investments purchased	-
Net assets	$4,936,320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,936,320	4,799,445	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$4,936,320	4,799,445

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$181,924
Mortality & expense charges			(58,308)
Net investment income (loss)			123,616

Gain (loss) on investments:
Net realized gain (loss)			(101,965)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			215,870
Net gain (loss)			113,905

Increase (decrease) in net assets from operations			$237,521

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$123,616	$117,146
Net realized gain (loss)		(101,965)	(107,218)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		215,870	(493,045)

Increase (decrease) in net assets from operations		237,521	(483,117)

Contract owner transactions:
Proceeds from units sold		1,058,803	2,449,991
Cost of units redeemed		(953,701)	(797,524)
Account charges		(676)	(1,477)
Increase (decrease)		104,426	1,650,990
Net increase (decrease)		341,947	1,167,873
Net assets, beginning		4,594,373	3,426,500
Net assets, ending		$4,936,320	$4,594,373

Units sold		1,086,845	2,501,910
Units redeemed		(977,555)	(779,198)
Net increase (decrease)		109,290	1,722,712
Units outstanding, beginning		4,690,155	2,967,443
Units outstanding, ending		4,799,445	4,690,155

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,230,187
Cost of units redeemed/account charges			(4,122,561)
Net investment income (loss)			315,876
Net realized gain (loss)			(200,655)
Realized gain distributions			54,229
Net change in unrealized appreciation (depreciation)			(340,756)
Net assets			$4,936,320
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	4,799	$4,936	1.25%	5.0%	12/31/2023	$1.05	0	$0	1.00%	5.3%	12/31/2023	$1.07	0	$0	0.75%	5.5%
12/31/2022	0.98	4,690	4,594	1.25%	-15.2%	12/31/2022	0.99	0	0	1.00%	-15.0%	12/31/2022	1.01	0	0	0.75%	-14.7%
12/31/2021	1.15	2,967	3,427	1.25%	-2.1%	12/31/2021	1.17	0	0	1.00%	-1.8%	12/31/2021	1.18	0	0	0.75%	-1.6%
12/31/2020	1.18	1,323	1,560	1.25%	7.6%	12/31/2020	1.19	0	0	1.00%	7.9%	12/31/2020	1.20	0	0	0.75%	8.1%
12/31/2019	1.10	808	886	1.25%	6.9%	12/31/2019	1.10	0	0	1.00%	7.2%	12/31/2019	1.11	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	5.8%	12/31/2023	$1.10	0	$0	0.25%	6.0%	12/31/2023	$1.12	0	$0	0.00%	6.3%
12/31/2022	1.03	0	0	0.50%	-14.5%	12/31/2022	1.04	0	0	0.25%	-14.3%	12/31/2022	1.06	0	0	0.00%	-14.1%
12/31/2021	1.20	0	0	0.50%	-1.3%	12/31/2021	1.21	0	0	0.25%	-1.1%	12/31/2021	1.23	0	0	0.00%	-0.8%
12/31/2020	1.22	0	0	0.50%	8.4%	12/31/2020	1.23	0	0	0.25%	8.7%	12/31/2020	1.24	0	0	0.00%	8.9%
12/31/2019	1.12	0	0	0.50%	7.7%	12/31/2019	1.13	0	0	0.25%	8.0%	12/31/2019	1.14	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	4.0%
2021	2.8%
2020	2.4%
2019	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments		Mutual Fund Shares
Investments	$570,594	$569,982		47,546
Receivables: investments sold	45,133
Payables: investments purchased	-
Net assets	$615,727

	Net Assets	Units Outstanding		Accumulation Unit Value
Band 125	$615,727	159,960		$3.85
Band 100	-	-		3.91
Band 75	-	-		3.97
Band 50	-	-		4.03
Band 25	-	-		4.09
Band 0	-	-		4.15
Total	$615,727	159,960

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income				$7,801
Mortality & expense charges				(5,151)
Net investment income (loss)				2,650

Gain (loss) on investments:
Net realized gain (loss)				(88,029)
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				72,503
Net gain (loss)				(15,526)

Increase (decrease) in net assets from operations				$(12,876)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *		Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,650		$50,124
Net realized gain (loss)		(88,029)		(14,295)
Realized gain distributions		-		-
Net change in unrealized appreciation (depreciation)		72,503		(71,891)

Increase (decrease) in net assets from operations		(12,876)		(36,062)

Contract owner transactions:
Proceeds from units sold		666,403		288,749
Cost of units redeemed		(200,017)		(89,432)
Account charges		(955)		(83)
Increase (decrease)		465,431		199,234
Net increase (decrease)		452,555		163,172
Net assets, beginning		163,172		-
Net assets, ending		$615,727		$163,172

Units sold		174,559	(a)	214,964	(a)
Units redeemed		(130,955)	(a)	(98,608)	(a)
Net increase (decrease)		43,604		116,356
Units outstanding, beginning		116,356	(a)	-	(a)
Units outstanding, ending		159,960		116,356

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold				$955,152
Cost of units redeemed/account charges				(290,487)
Net investment income (loss)				52,774
Net realized gain (loss)				(102,324)
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				612
Net assets				$615,727
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective March 24, 2023, the fund underwent a 1-for-3 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$3.85	160	$616	1.25%	-8.5%	12/31/2023 (a)	$3.91	0	$0	1.00%	-8.3%	12/31/2023 (a)	$3.97	0	$0	0.75%	-8.0%
12/31/2022 (a)	4.21	116	163	1.25%	7.5%	12/31/2022 (a)	4.26	0	0	1.00%	7.8%	12/31/2022 (a)	4.31	0	0	0.75%	8.0%
12/31/2021 (a)	3.91	0	0	1.25%	31.8%	12/31/2021 (a)	3.95	0	0	1.00%	32.2%	12/31/2021 (a)	3.99	0	0	0.75%	32.5%
12/31/2020 (a)	2.97	0	0	1.25%	-0.4%	12/31/2020 (a)	2.99	0	0	1.00%	-0.2%	12/31/2020 (a)	3.01	0	0	0.75%	0.1%
12/31/2019 (a)	2.98	0	0	1.25%	10.9%	12/31/2019 (a)	3.00	0	0	1.00%	11.1%	12/31/2019 (a)	3.01	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$4.03	0	$0	0.50%	-7.8%	12/31/2023 (a)	$4.09	0	$0	0.25%	-7.6%	12/31/2023 (a)	$4.15	0	$0	0.00%	-7.4%
12/31/2022 (a)	4.37	0	0	0.50%	8.3%	12/31/2022 (a)	4.42	0	0	0.25%	8.6%	12/31/2022 (a)	4.48	0	0	0.00%	8.9%
12/31/2021 (a)	4.03	0	0	0.50%	32.8%	12/31/2021 (a)	4.08	0	0	0.25%	33.1%	12/31/2021 (a)	4.12	0	0	0.00%	33.5%
12/31/2020 (a)	3.04	0	0	0.50%	0.3%	12/31/2020 (a)	3.06	0	0	0.25%	0.6%	12/31/2020 (a)	3.08	0	0	0.00%	0.8%
12/31/2019 (a)	3.03	0	0	0.50%	11.7%	12/31/2019 (a)	3.04	0	0	0.25%	12.0%	12/31/2019 (a)	3.06	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	63.4%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,672	$126,503	13,373
Receivables: investments sold	1,560
Payables: investments purchased	-
Net assets	$120,232

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,232	118,690	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$120,232	118,690

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,416
Mortality & expense charges			(1,731)
Net investment income (loss)			3,685

Gain (loss) on investments:
Net realized gain (loss)			(11,371)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,148
Net gain (loss)			4,777

Increase (decrease) in net assets from operations			$8,462

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,685	$5,788
Net realized gain (loss)		(11,371)	(22,265)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,148	(18,918)

Increase (decrease) in net assets from operations		8,462	(35,395)

Contract owner transactions:
Proceeds from units sold		26,875	230,028
Cost of units redeemed		(84,276)	(181,163)
Account charges		-	-
Increase (decrease)		(57,401)	48,865
Net increase (decrease)		(48,939)	13,470
Net assets, beginning		169,171	155,701
Net assets, ending		$120,232	$169,171

Units sold		27,005	241,662
Units redeemed		(87,058)	(199,686)
Net increase (decrease)		(60,053)	41,976
Units outstanding, beginning		178,743	136,767
Units outstanding, ending		118,690	178,743

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$549,245
Cost of units redeemed/account charges			(402,102)
Net investment income (loss)			13,631
Net realized gain (loss)			(34,697)
Realized gain distributions			1,986
Net change in unrealized appreciation (depreciation)			(7,831)
Net assets			$120,232
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	119	$120	1.25%	7.0%	12/31/2023	$1.03	0	$0	1.00%	7.3%	12/31/2023	$1.04	0	$0	0.75%	7.6%
12/31/2022	0.95	179	169	1.25%	-16.9%	12/31/2022	0.96	0	0	1.00%	-16.7%	12/31/2022	0.97	0	0	0.75%	-16.4%
12/31/2021	1.14	137	156	1.25%	-2.3%	12/31/2021	1.15	0	0	1.00%	-2.0%	12/31/2021	1.16	0	0	0.75%	-1.8%
12/31/2020	1.16	101	118	1.25%	6.3%	12/31/2020	1.17	0	0	1.00%	6.5%	12/31/2020	1.18	0	0	0.75%	6.8%
12/31/2019	1.10	0	0	1.25%	13.3%	12/31/2019	1.10	0	0	1.00%	13.6%	12/31/2019	1.11	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	7.8%	12/31/2023	$1.08	0	$0	0.25%	8.1%	12/31/2023	$1.09	0	$0	0.00%	8.4%
12/31/2022	0.98	0	0	0.50%	-16.2%	12/31/2022	1.00	0	0	0.25%	-16.0%	12/31/2022	1.01	0	0	0.00%	-15.8%
12/31/2021	1.17	0	0	0.50%	-1.5%	12/31/2021	1.19	0	0	0.25%	-1.3%	12/31/2021	1.20	0	0	0.00%	-1.0%
12/31/2020	1.19	0	0	0.50%	7.1%	12/31/2020	1.20	0	0	0.25%	7.3%	12/31/2020	1.21	0	0	0.00%	7.6%
12/31/2019	1.11	0	0	0.50%	14.2%	12/31/2019	1.12	0	0	0.25%	14.5%	12/31/2019	1.12	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	5.1%
2021	4.2%
2020	1.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund Institutional Class - 06-3FC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,303	$99,709	8,579
Receivables: investments sold	161
Payables: investments purchased	-
Net assets	$94,464

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$94,464	76,958	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$94,464	76,958

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,230
Mortality & expense charges			(1,095)
Net investment income (loss)			2,135

Gain (loss) on investments:
Net realized gain (loss)			(1,056)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,034
Net gain (loss)			3,978

Increase (decrease) in net assets from operations			$6,113

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,135	$4,946
Net realized gain (loss)		(1,056)	208
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,034	(17,498)

Increase (decrease) in net assets from operations		6,113	(12,344)

Contract owner transactions:
Proceeds from units sold		12,943	13,553
Cost of units redeemed		(8,121)	(21,013)
Account charges		(8)	(27)
Increase (decrease)		4,814	(7,487)
Net increase (decrease)		10,927	(19,831)
Net assets, beginning		83,537	103,368
Net assets, ending		$94,464	$83,537

Units sold		10,988	11,355
Units redeemed		(6,999)	(17,272)
Net increase (decrease)		3,989	(5,917)
Units outstanding, beginning		72,969	78,886
Units outstanding, ending		76,958	72,969

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$458,779
Cost of units redeemed/account charges			(412,013)
Net investment income (loss)			31,094
Net realized gain (loss)			22,010
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(5,406)
Net assets			$94,464
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	77	$94	1.25%	7.2%	12/31/2023	$1.24	0	$0	1.00%	7.5%	12/31/2023	$1.26	0	$0	0.75%	7.8%
12/31/2022	1.14	73	84	1.25%	-12.6%	12/31/2022	1.16	0	0	1.00%	-12.4%	12/31/2022	1.17	0	0	0.75%	-12.2%
12/31/2021	1.31	79	103	1.25%	14.1%	12/31/2021	1.32	0	0	1.00%	14.4%	12/31/2021	1.33	0	0	0.75%	14.7%
12/31/2020	1.15	221	253	1.25%	7.1%	12/31/2020	1.16	0	0	1.00%	7.3%	12/31/2020	1.16	0	0	0.75%	7.6%
12/31/2019	1.07	275	295	1.25%	10.8%	12/31/2019	1.08	0	0	1.00%	11.1%	12/31/2019	1.08	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	8.0%	12/31/2023	$1.30	0	$0	0.25%	8.3%	12/31/2023	$1.32	0	$0	0.00%	8.6%
12/31/2022	1.18	0	0	0.50%	-12.0%	12/31/2022	1.20	0	0	0.25%	-11.8%	12/31/2022	1.21	0	0	0.00%	-11.5%
12/31/2021	1.35	0	0	0.50%	15.0%	12/31/2021	1.36	0	0	0.25%	15.3%	12/31/2021	1.37	0	0	0.00%	15.6%
12/31/2020	1.17	0	0	0.50%	7.9%	12/31/2020	1.18	0	0	0.25%	8.1%	12/31/2020	1.18	0	0	0.00%	8.4%
12/31/2019	1.08	0	0	0.50%	11.7%	12/31/2019	1.09	0	0	0.25%	11.9%	12/31/2019	1.09	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	6.5%
2021	6.2%
2020	3.2%
2019	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$257,821	$264,163	26,487
Receivables: investments sold	3,611
Payables: investments purchased	-
Net assets	$261,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$261,432	250,109	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$261,432	250,109

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,396
Mortality & expense charges			(2,859)
Net investment income (loss)			4,537

Gain (loss) on investments:
Net realized gain (loss)			(6,605)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,009
Net gain (loss)			15,404

Increase (decrease) in net assets from operations			$19,941

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,537	$2,488
Net realized gain (loss)		(6,605)	(1,592)
Realized gain distributions		-	4,484
Net change in unrealized appreciation (depreciation)		22,009	(25,147)

Increase (decrease) in net assets from operations		19,941	(19,767)

Contract owner transactions:
Proceeds from units sold		61,148	124,008
Cost of units redeemed		(69,539)	(14,919)
Account charges		(322)	(250)
Increase (decrease)		(8,713)	108,839
Net increase (decrease)		11,228	89,072
Net assets, beginning		250,204	161,132
Net assets, ending		$261,432	$250,204

Units sold		61,616	127,367
Units redeemed		(70,378)	(16,930)
Net increase (decrease)		(8,762)	110,437
Units outstanding, beginning		258,871	148,434
Units outstanding, ending		250,109	258,871

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$545,374
Cost of units redeemed/account charges			(286,178)
Net investment income (loss)			9,184
Net realized gain (loss)			(5,090)
Realized gain distributions			4,484
Net change in unrealized appreciation (depreciation)			(6,342)
Net assets			$261,432
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	250	$261	1.25%	8.1%	12/31/2023	$1.06	0	$0	1.00%	8.4%	12/31/2023	$1.07	0	$0	0.75%	8.7%
12/31/2022	0.97	259	250	1.25%	-11.0%	12/31/2022	0.98	0	0	1.00%	-10.7%	12/31/2022	0.99	0	0	0.75%	-10.5%
12/31/2021	1.09	148	161	1.25%	-2.9%	12/31/2021	1.09	0	0	1.00%	-2.6%	12/31/2021	1.10	0	0	0.75%	-2.4%
12/31/2020	1.12	140	157	1.25%	4.9%	12/31/2020	1.12	0	0	1.00%	5.1%	12/31/2020	1.13	0	0	0.75%	5.4%
12/31/2019	1.07	0	0	1.25%	6.0%	12/31/2019	1.07	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	9.0%	12/31/2023	$1.10	0	$0	0.25%	9.2%	12/31/2023	$1.12	0	$0	0.00%	9.5%
12/31/2022	1.00	0	0	0.50%	-10.3%	12/31/2022	1.01	0	0	0.25%	-10.1%	12/31/2022	1.02	0	0	0.00%	-9.8%
12/31/2021	1.11	0	0	0.50%	-2.2%	12/31/2021	1.12	0	0	0.25%	-1.9%	12/31/2021	1.13	0	0	0.00%	-1.7%
12/31/2020	1.14	0	0	0.50%	5.7%	12/31/2020	1.14	0	0	0.25%	5.9%	12/31/2020	1.15	0	0	0.00%	6.2%
12/31/2019	1.08	0	0	0.50%	6.8%	12/31/2019	1.08	0	0	0.25%	7.1%	12/31/2019	1.08	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.4%
2021	1.5%
2020	3.1%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long Duration Total Return Fund A Class - 06-33M (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	1.25%	5.8%	12/31/2023	$0.99	0	$0	1.00%	6.1%	12/31/2023	$1.01	0	$0	0.75%	6.4%
12/31/2022	0.92	0	0	1.25%	-28.8%	12/31/2022	0.93	0	0	1.00%	-28.6%	12/31/2022	0.95	0	0	0.75%	-28.4%
12/31/2021	1.30	0	0	1.25%	-3.1%	12/31/2021	1.31	0	0	1.00%	-2.9%	12/31/2021	1.32	0	0	0.75%	-2.7%
12/31/2020	1.34	0	0	1.25%	16.0%	12/31/2020	1.35	0	0	1.00%	16.3%	12/31/2020	1.36	0	0	0.75%	16.5%
12/31/2019	1.15	0	0	1.25%	16.6%	12/31/2019	1.16	0	0	1.00%	16.9%	12/31/2019	1.17	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	6.6%	12/31/2023	$1.04	0	$0	0.25%	6.9%	12/31/2023	$1.05	0	$0	0.00%	7.2%
12/31/2022	0.96	0	0	0.50%	-28.2%	12/31/2022	0.97	0	0	0.25%	-28.1%	12/31/2022	0.98	0	0	0.00%	-27.9%
12/31/2021	1.33	0	0	0.50%	-2.4%	12/31/2021	1.35	0	0	0.25%	-2.2%	12/31/2021	1.36	0	0	0.00%	-1.9%
12/31/2020	1.37	0	0	0.50%	16.8%	12/31/2020	1.38	0	0	0.25%	17.1%	12/31/2020	1.39	0	0	0.00%	17.4%
12/31/2019	1.17	0	0	0.50%	17.5%	12/31/2019	1.18	0	0	0.25%	17.8%	12/31/2019	1.18	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term U.S. Government Fund A Class - 06-33N (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments		Mutual Fund Shares
Investments	$-	$-		-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding		Accumulation Unit Value
Band 125	$-	-		$3.52
Band 100	-	-		3.57
Band 75	-	-		3.63
Band 50	-	-		3.68
Band 25	-	-		3.73
Band 0	-	-		3.79
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income				$-
Mortality & expense charges				-
Net investment income (loss)				-

Gain (loss) on investments:
Net realized gain (loss)				-
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				-
Net gain (loss)				-

Increase (decrease) in net assets from operations				$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *		Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-		$-
Net realized gain (loss)		-		-
Realized gain distributions		-		-
Net change in unrealized appreciation (depreciation)		-		-

Increase (decrease) in net assets from operations		-		-

Contract owner transactions:
Proceeds from units sold		-		-
Cost of units redeemed		-		-
Account charges		-		-
Increase (decrease)		-		-
Net increase (decrease)		-		-
Net assets, beginning		-		-
Net assets, ending		$-		$-

Units sold		-	(a)	-	(a)
Units redeemed		-	(a)	-	(a)
Net increase (decrease)		-		-
Units outstanding, beginning		-	(a)	-	(a)
Units outstanding, ending		-		-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold				$-
Cost of units redeemed/account charges				-
Net investment income (loss)				-
Net realized gain (loss)				-
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				-
Net assets				$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective March 24, 2023, the fund underwent a 1-for-4 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$3.52	0	$0	1.25%	1.9%	12/31/2023 (a)	$3.57	0	$0	1.00%	2.2%	12/31/2023 (a)	$3.63	0	$0	0.75%	2.4%
12/31/2022 (a)	3.46	0	0	1.25%	-30.1%	12/31/2022 (a)	3.50	0	0	1.00%	-29.9%	12/31/2022 (a)	3.54	0	0	0.75%	-29.8%
12/31/2021 (a)	4.94	0	0	1.25%	-6.1%	12/31/2021 (a)	4.99	0	0	1.00%	-5.8%	12/31/2021 (a)	5.04	0	0	0.75%	-5.6%
12/31/2020 (a)	5.26	0	0	1.25%	16.1%	12/31/2020 (a)	5.30	0	0	1.00%	16.4%	12/31/2020 (a)	5.34	0	0	0.75%	16.7%
12/31/2019 (a)	4.53	0	0	1.25%	11.7%	12/31/2019 (a)	4.55	0	0	1.00%	11.9%	12/31/2019 (a)	4.57	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$3.68	0	$0	0.50%	2.7%	12/31/2023 (a)	$3.73	0	$0	0.25%	2.9%	12/31/2023 (a)	$3.79	0	$0	0.00%	3.2%
12/31/2022 (a)	3.58	0	0	0.50%	-29.6%	12/31/2022 (a)	3.63	0	0	0.25%	-29.4%	12/31/2022 (a)	3.67	0	0	0.00%	-29.2%
12/31/2021 (a)	5.09	0	0	0.50%	-5.4%	12/31/2021 (a)	5.14	0	0	0.25%	-5.1%	12/31/2021 (a)	5.18	0	0	0.00%	-4.9%
12/31/2020 (a)	5.38	0	0	0.50%	17.0%	12/31/2020 (a)	5.41	0	0	0.25%	17.3%	12/31/2020 (a)	5.45	0	0	0.00%	17.6%
12/31/2019 (a)	4.60	0	0	0.50%	12.5%	12/31/2019 (a)	4.62	0	0	0.25%	12.8%	12/31/2019 (a)	4.64	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus AllianzGI Small Cap R6 Class - 06-3YT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,611	$17,424	798
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$17,602

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,602	13,368	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$17,602	13,368

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$131
Mortality & expense charges			(154)
Net investment income (loss)			(23)

Gain (loss) on investments:
Net realized gain (loss)			(70)
Realized gain distributions			299
Net change in unrealized appreciation (depreciation)			1,427
Net gain (loss)			1,656

Increase (decrease) in net assets from operations			$1,633

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23)	$(26)
Net realized gain (loss)		(70)	(42)
Realized gain distributions		299	394
Net change in unrealized appreciation (depreciation)		1,427	(1,138)

Increase (decrease) in net assets from operations		1,633	(812)

Contract owner transactions:
Proceeds from units sold		6,899	9,290
Cost of units redeemed		(342)	-
Account charges		(32)	(24)
Increase (decrease)		6,525	9,266
Net increase (decrease)		8,158	8,454
Net assets, beginning		9,444	990
Net assets, ending		$17,602	$9,444

Units sold		5,599	7,422
Units redeemed		(318)	(21)
Net increase (decrease)		5,281	7,401
Units outstanding, beginning		8,087	686
Units outstanding, ending		13,368	8,087

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,840
Cost of units redeemed/account charges			(3,680)
Net investment income (loss)			(64)
Net realized gain (loss)			(466)
Realized gain distributions			785
Net change in unrealized appreciation (depreciation)			187
Net assets			$17,602
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	13	$18	1.25%	12.8%	12/31/2023	$1.33	0	$0	1.00%	13.0%	12/31/2023	$1.35	0	$0	0.75%	13.3%
12/31/2022	1.17	8	9	1.25%	-19.1%	12/31/2022	1.18	0	0	1.00%	-18.9%	12/31/2022	1.19	0	0	0.75%	-18.7%
12/31/2021	1.44	1	1	1.25%	17.9%	12/31/2021	1.45	0	0	1.00%	18.2%	12/31/2021	1.46	0	0	0.75%	18.5%
12/31/2020	1.22	0	0	1.25%	15.6%	12/31/2020	1.23	0	0	1.00%	15.9%	12/31/2020	1.23	0	0	0.75%	16.2%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	13.6%	12/31/2023	$1.38	0	$0	0.25%	13.9%	12/31/2023	$1.39	0	$0	0.00%	14.2%
12/31/2022	1.20	0	0	0.50%	-18.5%	12/31/2022	1.21	0	0	0.25%	-18.3%	12/31/2022	1.22	0	0	0.00%	-18.1%
12/31/2021	1.47	0	0	0.50%	18.8%	12/31/2021	1.48	0	0	0.25%	19.0%	12/31/2021	1.49	0	0	0.00%	19.3%
12/31/2020	1.24	0	0	0.50%	16.5%	12/31/2020	1.24	0	0	0.25%	16.8%	12/31/2020	1.25	0	0	0.00%	17.1%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.06	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.2%
2021	0.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$398,772	$384,305	42,503
Receivables: investments sold	5,435
Payables: investments purchased	-
Net assets	$404,207

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$404,207	390,649	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$404,207	390,649

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,753
Mortality & expense charges			(2,553)
Net investment income (loss)			3,200

Gain (loss) on investments:
Net realized gain (loss)			(27)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,467
Net gain (loss)			14,440

Increase (decrease) in net assets from operations			$17,640

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,200	$-
Net realized gain (loss)		(27)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,467	-

Increase (decrease) in net assets from operations		17,640	-

Contract owner transactions:
Proceeds from units sold		408,962	-
Cost of units redeemed		(22,295)	-
Account charges		(100)	-
Increase (decrease)		386,567	-
Net increase (decrease)		404,207	-
Net assets, beginning		-	-
Net assets, ending		$404,207	$-

Units sold		417,060	-
Units redeemed		(26,411)	-
Net increase (decrease)		390,649	-
Units outstanding, beginning		-	-
Units outstanding, ending		390,649	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$408,962
Cost of units redeemed/account charges			(22,395)
Net investment income (loss)			3,200
Net realized gain (loss)			(27)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,467
Net assets			$404,207
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	391	$404	1.25%	5.9%	12/31/2023	$1.05	0	$0	1.00%	6.2%	12/31/2023	$1.06	0	$0	0.75%	6.4%
12/31/2022	0.98	0	0	1.25%	-6.5%	12/31/2022	0.99	0	0	1.00%	-6.3%	12/31/2022	0.99	0	0	0.75%	-6.1%
12/31/2021	1.05	0	0	1.25%	-1.8%	12/31/2021	1.05	0	0	1.00%	-1.5%	12/31/2021	1.06	0	0	0.75%	-1.3%
12/31/2020	1.06	0	0	1.25%	6.0%	12/31/2020	1.07	0	0	1.00%	6.3%	12/31/2020	1.07	0	0	0.75%	6.5%
12/31/2019	1.00	0	0	1.25%	0.4%	12/31/2019	1.00	0	0	1.00%	0.5%	12/31/2019	1.01	0	0	0.75%	0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	6.7%	12/31/2023	$1.08	0	$0	0.25%	7.0%	12/31/2023	$1.09	0	$0	0.00%	7.2%
12/31/2022	1.00	0	0	0.50%	-5.8%	12/31/2022	1.01	0	0	0.25%	-5.6%	12/31/2022	1.02	0	0	0.00%	-5.4%
12/31/2021	1.06	0	0	0.50%	-1.0%	12/31/2021	1.07	0	0	0.25%	-0.8%	12/31/2021	1.08	0	0	0.00%	-0.5%
12/31/2020	1.07	0	0	0.50%	6.8%	12/31/2020	1.08	0	0	0.25%	7.1%	12/31/2020	1.08	0	0	0.00%	7.3%
12/31/2019	1.01	0	0	0.50%	0.6%	12/31/2019	1.01	0	0	0.25%	0.7%	12/31/2019	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$759,814	$744,227	92,775
Receivables: investments sold	942
Payables: investments purchased	-
Net assets	$760,756

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$760,756	544,719	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$760,756	544,719

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$65,214
Mortality & expense charges			(7,643)
Net investment income (loss)			57,571

Gain (loss) on investments:
Net realized gain (loss)			2,400
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			51,726
Net gain (loss)			54,126

Increase (decrease) in net assets from operations			$111,697

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57,571	$22,460
Net realized gain (loss)		2,400	325
Realized gain distributions		-	22,737
Net change in unrealized appreciation (depreciation)		51,726	(105,931)

Increase (decrease) in net assets from operations		111,697	(60,409)

Contract owner transactions:
Proceeds from units sold		249,703	78,316
Cost of units redeemed		(132,744)	(93,386)
Account charges		(1,595)	(1,178)
Increase (decrease)		115,364	(16,248)
Net increase (decrease)		227,061	(76,657)
Net assets, beginning		533,695	610,352
Net assets, ending		$760,756	$533,695

Units sold		190,845	67,010
Units redeemed		(102,278)	(80,597)
Net increase (decrease)		88,567	(13,587)
Units outstanding, beginning		456,152	469,739
Units outstanding, ending		544,719	456,152

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,257,143
Cost of units redeemed/account charges			(662,269)
Net investment income (loss)			121,239
Net realized gain (loss)			(2,216)
Realized gain distributions			31,272
Net change in unrealized appreciation (depreciation)			15,587
Net assets			$760,756
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	545	$761	1.25%	19.4%	12/31/2023	$1.41	0	$0	1.00%	19.7%	12/31/2023	$1.43	0	$0	0.75%	20.0%
12/31/2022	1.17	456	534	1.25%	-10.0%	12/31/2022	1.18	0	0	1.00%	-9.7%	12/31/2022	1.19	0	0	0.75%	-9.5%
12/31/2021	1.30	470	610	1.25%	16.9%	12/31/2021	1.31	0	0	1.00%	17.2%	12/31/2021	1.32	0	0	0.75%	17.5%
12/31/2020	1.11	420	467	1.25%	3.2%	12/31/2020	1.12	0	0	1.00%	3.5%	12/31/2020	1.12	0	0	0.75%	3.7%
12/31/2019	1.08	333	359	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.8%	12/31/2019	1.08	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	20.3%	12/31/2023	$1.46	0	$0	0.25%	20.6%	12/31/2023	$1.48	0	$0	0.00%	20.9%
12/31/2022	1.20	0	0	0.50%	-9.3%	12/31/2022	1.21	0	0	0.25%	-9.1%	12/31/2022	1.23	0	0	0.00%	-8.8%
12/31/2021	1.33	0	0	0.50%	17.8%	12/31/2021	1.33	0	0	0.25%	18.1%	12/31/2021	1.34	0	0	0.00%	18.4%
12/31/2020	1.13	0	0	0.50%	4.0%	12/31/2020	1.13	0	0	0.25%	4.3%	12/31/2020	1.13	0	0	0.00%	4.5%
12/31/2019	1.08	0	0	0.50%	8.2%	12/31/2019	1.08	0	0	0.25%	8.4%	12/31/2019	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	10.1%
2022	5.0%
2021	7.7%
2020	1.3%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO GNMA and Government Securities Fund Inst Class - 06-49W (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	1.25%	5.0%	12/31/2023	$0.94	0	$0	1.00%	5.3%	12/31/2023	$0.95	0	$0	0.75%	5.5%
12/31/2022	0.89	0	0	1.25%	-14.1%	12/31/2022	0.90	0	0	1.00%	-13.8%	12/31/2022	0.90	0	0	0.75%	-13.6%
12/31/2021	1.03	0	0	1.25%	-1.9%	12/31/2021	1.04	0	0	1.00%	-1.6%	12/31/2021	1.05	0	0	0.75%	-1.4%
12/31/2020	1.05	0	0	1.25%	4.5%	12/31/2020	1.06	0	0	1.00%	4.8%	12/31/2020	1.06	0	0	0.75%	5.0%
12/31/2019	1.01	0	0	1.25%	0.8%	12/31/2019	1.01	0	0	1.00%	0.9%	12/31/2019	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	5.8%	12/31/2023	$0.97	0	$0	0.25%	6.1%	12/31/2023	$0.98	0	$0	0.00%	6.3%
12/31/2022	0.91	0	0	0.50%	-13.4%	12/31/2022	0.92	0	0	0.25%	-13.2%	12/31/2022	0.93	0	0	0.00%	-13.0%
12/31/2021	1.05	0	0	0.50%	-1.1%	12/31/2021	1.06	0	0	0.25%	-0.9%	12/31/2021	1.06	0	0	0.00%	-0.6%
12/31/2020	1.06	0	0	0.50%	5.3%	12/31/2020	1.07	0	0	0.25%	5.5%	12/31/2020	1.07	0	0	0.00%	5.8%
12/31/2019	1.01	0	0	0.50%	1.0%	12/31/2019	1.01	0	0	0.25%	1.1%	12/31/2019	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2025 Inst Class - 06-49F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$901,941	$860,811	76,549
Receivables: investments sold	-
Payables: investments purchased	(191)
Net assets	$901,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$901,750	760,467	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$901,750	760,467

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28,205
Mortality & expense charges			(11,093)
Net investment income (loss)			17,112

Gain (loss) on investments:
Net realized gain (loss)			(613)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			51,115
Net gain (loss)			50,502

Increase (decrease) in net assets from operations			$67,614

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,112	$3,336
Net realized gain (loss)		(613)	(599)
Realized gain distributions		-	4,512
Net change in unrealized appreciation (depreciation)		51,115	(9,985)

Increase (decrease) in net assets from operations		67,614	(2,736)

Contract owner transactions:
Proceeds from units sold		986,397	327,688
Cost of units redeemed		(426,454)	(49,301)
Account charges		(1,194)	(264)
Increase (decrease)		558,749	278,123
Net increase (decrease)		626,363	275,387
Net assets, beginning		275,387	-
Net assets, ending		$901,750	$275,387

Units sold		889,382	305,526
Units redeemed		(385,502)	(48,939)
Net increase (decrease)		503,880	256,587
Units outstanding, beginning		256,587	-
Units outstanding, ending		760,467	256,587

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,314,085
Cost of units redeemed/account charges			(477,213)
Net investment income (loss)			20,448
Net realized gain (loss)			(1,212)
Realized gain distributions			4,512
Net change in unrealized appreciation (depreciation)			41,130
Net assets			$901,750
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	760	$902	1.25%	10.5%	12/31/2023	$1.20	0	$0	1.00%	10.8%	12/31/2023	$1.21	0	$0	0.75%	11.0%
12/31/2022	1.07	257	275	1.25%	-17.9%	12/31/2022	1.08	0	0	1.00%	-17.7%	12/31/2022	1.09	0	0	0.75%	-17.5%
12/31/2021	1.31	0	0	1.25%	9.6%	12/31/2021	1.31	0	0	1.00%	9.8%	12/31/2021	1.32	0	0	0.75%	10.1%
12/31/2020	1.19	0	0	1.25%	13.7%	12/31/2020	1.20	0	0	1.00%	14.0%	12/31/2020	1.20	0	0	0.75%	14.3%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.0%	12/31/2019	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	11.3%	12/31/2023	$1.24	0	$0	0.25%	11.6%	12/31/2023	$1.25	0	$0	0.00%	11.9%
12/31/2022	1.10	0	0	0.50%	-17.3%	12/31/2022	1.11	0	0	0.25%	-17.0%	12/31/2022	1.12	0	0	0.00%	-16.8%
12/31/2021	1.33	0	0	0.50%	10.4%	12/31/2021	1.34	0	0	0.25%	10.7%	12/31/2021	1.35	0	0	0.00%	10.9%
12/31/2020	1.20	0	0	0.50%	14.6%	12/31/2020	1.21	0	0	0.25%	14.8%	12/31/2020	1.21	0	0	0.00%	15.1%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.8%
2022	3.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2030 Inst Class - 06-49G

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,639,033	$2,497,499	210,470
Receivables: investments sold	264
Payables: investments purchased	-
Net assets	$2,639,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,639,297	2,157,254	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$2,639,297	2,157,254

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$64,858
Mortality & expense charges			(24,254)
Net investment income (loss)			40,604

Gain (loss) on investments:
Net realized gain (loss)			2,227
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			177,404
Net gain (loss)			179,631

Increase (decrease) in net assets from operations			$220,235

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,604	$9,520
Net realized gain (loss)		2,227	(14)
Realized gain distributions		-	15,074
Net change in unrealized appreciation (depreciation)		177,404	(35,870)

Increase (decrease) in net assets from operations		220,235	(11,290)

Contract owner transactions:
Proceeds from units sold		1,515,013	1,003,613
Cost of units redeemed		(83,249)	(1,533)
Account charges		(3,262)	(230)
Increase (decrease)		1,428,502	1,001,850
Net increase (decrease)		1,648,737	990,560
Net assets, beginning		990,560	-
Net assets, ending		$2,639,297	$990,560

Units sold		1,322,523	912,218
Units redeemed		(74,473)	(3,014)
Net increase (decrease)		1,248,050	909,204
Units outstanding, beginning		909,204	-
Units outstanding, ending		2,157,254	909,204

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,518,626
Cost of units redeemed/account charges			(88,274)
Net investment income (loss)			50,124
Net realized gain (loss)			2,213
Realized gain distributions			15,074
Net change in unrealized appreciation (depreciation)			141,534
Net assets			$2,639,297
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	2,157	$2,639	1.25%	12.3%	12/31/2023	$1.24	0	$0	1.00%	12.6%	12/31/2023	$1.25	0	$0	0.75%	12.9%
12/31/2022	1.09	909	991	1.25%	-18.5%	12/31/2022	1.10	0	0	1.00%	-18.3%	12/31/2022	1.11	0	0	0.75%	-18.1%
12/31/2021	1.34	0	0	1.25%	11.6%	12/31/2021	1.34	0	0	1.00%	11.8%	12/31/2021	1.35	0	0	0.75%	12.1%
12/31/2020	1.20	0	0	1.25%	12.9%	12/31/2020	1.20	0	0	1.00%	13.1%	12/31/2020	1.21	0	0	0.75%	13.4%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	13.1%	12/31/2023	$1.28	0	$0	0.25%	13.4%	12/31/2023	$1.29	0	$0	0.00%	13.7%
12/31/2022	1.12	0	0	0.50%	-17.9%	12/31/2022	1.13	0	0	0.25%	-17.7%	12/31/2022	1.14	0	0	0.00%	-17.5%
12/31/2021	1.36	0	0	0.50%	12.4%	12/31/2021	1.37	0	0	0.25%	12.7%	12/31/2021	1.38	0	0	0.00%	13.0%
12/31/2020	1.21	0	0	0.50%	13.7%	12/31/2020	1.21	0	0	0.25%	14.0%	12/31/2020	1.22	0	0	0.00%	14.3%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	3.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2035 Inst Class - 06-49H

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,318,027	$1,225,095	98,215
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$1,318,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,318,058	1,026,205	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$1,318,058	1,026,205

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$30,444
Mortality & expense charges			(12,487)
Net investment income (loss)			17,957

Gain (loss) on investments:
Net realized gain (loss)			9,712
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			99,031
Net gain (loss)			108,743

Increase (decrease) in net assets from operations			$126,700

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,957	$4,226
Net realized gain (loss)		9,712	33
Realized gain distributions		-	5,274
Net change in unrealized appreciation (depreciation)		99,031	(6,099)

Increase (decrease) in net assets from operations		126,700	3,434

Contract owner transactions:
Proceeds from units sold		1,008,638	531,394
Cost of units redeemed		(233,153)	(116,222)
Account charges		(2,356)	(377)
Increase (decrease)		773,129	414,795
Net increase (decrease)		899,829	418,229
Net assets, beginning		418,229	-
Net assets, ending		$1,318,058	$418,229

Units sold		851,848	482,264
Units redeemed		(198,235)	(109,672)
Net increase (decrease)		653,613	372,592
Units outstanding, beginning		372,592	-
Units outstanding, ending		1,026,205	372,592

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,540,032
Cost of units redeemed/account charges			(352,108)
Net investment income (loss)			22,183
Net realized gain (loss)			9,745
Realized gain distributions			5,274
Net change in unrealized appreciation (depreciation)			92,932
Net assets			$1,318,058
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	1,026	$1,318	1.25%	14.4%	12/31/2023	$1.30	0	$0	1.00%	14.7%	12/31/2023	$1.31	0	$0	0.75%	15.0%
12/31/2022	1.12	373	418	1.25%	-18.1%	12/31/2022	1.13	0	0	1.00%	-17.9%	12/31/2022	1.14	0	0	0.75%	-17.7%
12/31/2021	1.37	0	0	1.25%	13.6%	12/31/2021	1.38	0	0	1.00%	13.9%	12/31/2021	1.39	0	0	0.75%	14.2%
12/31/2020	1.21	0	0	1.25%	12.3%	12/31/2020	1.21	0	0	1.00%	12.6%	12/31/2020	1.21	0	0	0.75%	12.9%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	15.3%	12/31/2023	$1.34	0	$0	0.25%	15.6%	12/31/2023	$1.36	0	$0	0.00%	15.9%
12/31/2022	1.15	0	0	0.50%	-17.5%	12/31/2022	1.16	0	0	0.25%	-17.3%	12/31/2022	1.17	0	0	0.00%	-17.1%
12/31/2021	1.39	0	0	0.50%	14.5%	12/31/2021	1.40	0	0	0.25%	14.8%	12/31/2021	1.41	0	0	0.00%	15.1%
12/31/2020	1.22	0	0	0.50%	13.2%	12/31/2020	1.22	0	0	0.25%	13.4%	12/31/2020	1.23	0	0	0.00%	13.7%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	3.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2040 Inst Class - 06-49J

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,371,946	$1,237,692	97,650
Receivables: investments sold	44
Payables: investments purchased	-
Net assets	$1,371,990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,371,990	1,032,150	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$1,371,990	1,032,150

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$30,446
Mortality & expense charges			(14,173)
Net investment income (loss)			16,273

Gain (loss) on investments:
Net realized gain (loss)			3,508
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			139,327
Net gain (loss)			142,835

Increase (decrease) in net assets from operations			$159,108

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,273	$4,826
Net realized gain (loss)		3,508	533
Realized gain distributions		-	7,303
Net change in unrealized appreciation (depreciation)		139,327	(5,073)

Increase (decrease) in net assets from operations		159,108	7,589

Contract owner transactions:
Proceeds from units sold		689,016	806,295
Cost of units redeemed		(60,139)	(227,075)
Account charges		(2,025)	(779)
Increase (decrease)		626,852	578,441
Net increase (decrease)		785,960	586,030
Net assets, beginning		586,030	-
Net assets, ending		$1,371,990	$586,030

Units sold		587,474	722,956
Units redeemed		(65,851)	(212,429)
Net increase (decrease)		521,623	510,527
Units outstanding, beginning		510,527	-
Units outstanding, ending		1,032,150	510,527

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,495,311
Cost of units redeemed/account charges			(290,018)
Net investment income (loss)			21,099
Net realized gain (loss)			4,041
Realized gain distributions			7,303
Net change in unrealized appreciation (depreciation)			134,254
Net assets			$1,371,990
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	1,032	$1,372	1.25%	15.8%	12/31/2023	$1.34	0	$0	1.00%	16.1%	12/31/2023	$1.36	0	$0	0.75%	16.4%
12/31/2022	1.15	511	586	1.25%	-18.2%	12/31/2022	1.16	0	0	1.00%	-18.0%	12/31/2022	1.17	0	0	0.75%	-17.8%
12/31/2021	1.40	0	0	1.25%	15.2%	12/31/2021	1.41	0	0	1.00%	15.4%	12/31/2021	1.42	0	0	0.75%	15.7%
12/31/2020	1.22	0	0	1.25%	12.4%	12/31/2020	1.22	0	0	1.00%	12.7%	12/31/2020	1.23	0	0	0.75%	13.0%
12/31/2019	1.08	0	0	1.25%	8.4%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.09	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	16.7%	12/31/2023	$1.39	0	$0	0.25%	17.0%	12/31/2023	$1.40	0	$0	0.00%	17.3%
12/31/2022	1.18	0	0	0.50%	-17.6%	12/31/2022	1.19	0	0	0.25%	-17.4%	12/31/2022	1.20	0	0	0.00%	-17.2%
12/31/2021	1.43	0	0	0.50%	16.0%	12/31/2021	1.44	0	0	0.25%	16.3%	12/31/2021	1.44	0	0	0.00%	16.6%
12/31/2020	1.23	0	0	0.50%	13.2%	12/31/2020	1.23	0	0	0.25%	13.5%	12/31/2020	1.24	0	0	0.00%	13.8%
12/31/2019	1.09	0	0	0.50%	8.7%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.6%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2045 Inst Class - 06-49K

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,143,541	$1,047,227	79,231
Receivables: investments sold	-
Payables: investments purchased	(224)
Net assets	$1,143,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,143,317	838,839	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$1,143,317	838,839

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$22,714
Mortality & expense charges			(11,126)
Net investment income (loss)			11,588

Gain (loss) on investments:
Net realized gain (loss)			20,380
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			99,023
Net gain (loss)			119,403

Increase (decrease) in net assets from operations			$130,991

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,588	$3,567
Net realized gain (loss)		20,380	(6)
Realized gain distributions		-	5,982
Net change in unrealized appreciation (depreciation)		99,023	(2,709)

Increase (decrease) in net assets from operations		130,991	6,834

Contract owner transactions:
Proceeds from units sold		788,066	680,094
Cost of units redeemed		(265,274)	(193,628)
Account charges		(3,200)	(566)
Increase (decrease)		519,592	485,900
Net increase (decrease)		650,583	492,734
Net assets, beginning		492,734	-
Net assets, ending		$1,143,317	$492,734

Units sold		643,685	596,971
Units redeemed		(227,596)	(174,221)
Net increase (decrease)		416,089	422,750
Units outstanding, beginning		422,750	-
Units outstanding, ending		838,839	422,750

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,468,160
Cost of units redeemed/account charges			(462,668)
Net investment income (loss)			15,155
Net realized gain (loss)			20,374
Realized gain distributions			5,982
Net change in unrealized appreciation (depreciation)			96,314
Net assets			$1,143,317
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	839	$1,143	1.25%	16.9%	12/31/2023	$1.38	0	$0	1.00%	17.2%	12/31/2023	$1.39	0	$0	0.75%	17.5%
12/31/2022	1.17	423	493	1.25%	-18.3%	12/31/2022	1.18	0	0	1.00%	-18.1%	12/31/2022	1.19	0	0	0.75%	-17.9%
12/31/2021	1.43	0	0	1.25%	16.2%	12/31/2021	1.44	0	0	1.00%	16.5%	12/31/2021	1.44	0	0	0.75%	16.8%
12/31/2020	1.23	0	0	1.25%	12.5%	12/31/2020	1.23	0	0	1.00%	12.8%	12/31/2020	1.24	0	0	0.75%	13.1%
12/31/2019	1.09	0	0	1.25%	9.1%	12/31/2019	1.09	0	0	1.00%	9.2%	12/31/2019	1.09	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	17.8%	12/31/2023	$1.42	0	$0	0.25%	18.1%	12/31/2023	$1.44	0	$0	0.00%	18.4%
12/31/2022	1.20	0	0	0.50%	-17.7%	12/31/2022	1.21	0	0	0.25%	-17.5%	12/31/2022	1.22	0	0	0.00%	-17.3%
12/31/2021	1.45	0	0	0.50%	17.1%	12/31/2021	1.46	0	0	0.25%	17.4%	12/31/2021	1.47	0	0	0.00%	17.7%
12/31/2020	1.24	0	0	0.50%	13.4%	12/31/2020	1.24	0	0	0.25%	13.7%	12/31/2020	1.25	0	0	0.00%	13.9%
12/31/2019	1.09	0	0	0.50%	9.4%	12/31/2019	1.09	0	0	0.25%	9.4%	12/31/2019	1.10	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	2.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2050 Inst Class - 06-49M

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,156,703	$1,072,571	78,671
Receivables: investments sold	-
Payables: investments purchased	(233)
Net assets	$1,156,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,156,470	836,047	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$1,156,470	836,047

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$21,526
Mortality & expense charges			(9,108)
Net investment income (loss)			12,418

Gain (loss) on investments:
Net realized gain (loss)			14,684
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			88,621
Net gain (loss)			103,305

Increase (decrease) in net assets from operations			$115,723

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,418	$1,726
Net realized gain (loss)		14,684	699
Realized gain distributions		-	3,708
Net change in unrealized appreciation (depreciation)		88,621	(4,489)

Increase (decrease) in net assets from operations		115,723	1,644

Contract owner transactions:
Proceeds from units sold		890,418	353,482
Cost of units redeemed		(157,912)	(43,649)
Account charges		(2,571)	(665)
Increase (decrease)		729,935	309,168
Net increase (decrease)		845,658	310,812
Net assets, beginning		310,812	-
Net assets, ending		$1,156,470	$310,812

Units sold		694,198	303,516
Units redeemed		(122,518)	(39,149)
Net increase (decrease)		571,680	264,367
Units outstanding, beginning		264,367	-
Units outstanding, ending		836,047	264,367

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,243,900
Cost of units redeemed/account charges			(204,797)
Net investment income (loss)			14,144
Net realized gain (loss)			15,383
Realized gain distributions			3,708
Net change in unrealized appreciation (depreciation)			84,132
Net assets			$1,156,470
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	836	$1,156	1.25%	17.7%	12/31/2023	$1.40	0	$0	1.00%	17.9%	12/31/2023	$1.41	0	$0	0.75%	18.2%
12/31/2022	1.18	264	311	1.25%	-18.3%	12/31/2022	1.19	0	0	1.00%	-18.1%	12/31/2022	1.20	0	0	0.75%	-17.9%
12/31/2021	1.44	0	0	1.25%	17.0%	12/31/2021	1.45	0	0	1.00%	17.3%	12/31/2021	1.46	0	0	0.75%	17.6%
12/31/2020	1.23	0	0	1.25%	12.3%	12/31/2020	1.23	0	0	1.00%	12.6%	12/31/2020	1.24	0	0	0.75%	12.9%
12/31/2019	1.10	0	0	1.25%	9.5%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	18.5%	12/31/2023	$1.44	0	$0	0.25%	18.8%	12/31/2023	$1.46	0	$0	0.00%	19.1%
12/31/2022	1.21	0	0	0.50%	-17.7%	12/31/2022	1.22	0	0	0.25%	-17.5%	12/31/2022	1.23	0	0	0.00%	-17.3%
12/31/2021	1.46	0	0	0.50%	17.9%	12/31/2021	1.47	0	0	0.25%	18.2%	12/31/2021	1.48	0	0	0.00%	18.5%
12/31/2020	1.24	0	0	0.50%	13.2%	12/31/2020	1.25	0	0	0.25%	13.4%	12/31/2020	1.25	0	0	0.00%	13.7%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2055 Inst Class - 06-49N

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$939,706	$852,245	62,964
Receivables: investments sold	-
Payables: investments purchased	(270)
Net assets	$939,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$939,436	676,441	$1.39
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$939,436	676,441

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,898
Mortality & expense charges			(7,773)
Net investment income (loss)			9,125

Gain (loss) on investments:
Net realized gain (loss)			4,821
Realized gain distributions			1,456
Net change in unrealized appreciation (depreciation)			86,147
Net gain (loss)			92,424

Increase (decrease) in net assets from operations			$101,549

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,125	$2,358
Net realized gain (loss)		4,821	(214)
Realized gain distributions		1,456	3,375
Net change in unrealized appreciation (depreciation)		86,147	1,314

Increase (decrease) in net assets from operations		101,549	6,833

Contract owner transactions:
Proceeds from units sold		596,472	511,941
Cost of units redeemed		(77,165)	(196,142)
Account charges		(3,033)	(1,019)
Increase (decrease)		516,274	314,780
Net increase (decrease)		617,823	321,613
Net assets, beginning		321,613	-
Net assets, ending		$939,436	$321,613

Units sold		469,156	448,924
Units redeemed		(66,133)	(175,506)
Net increase (decrease)		403,023	273,418
Units outstanding, beginning		273,418	-
Units outstanding, ending		676,441	273,418

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,108,413
Cost of units redeemed/account charges			(277,359)
Net investment income (loss)			11,483
Net realized gain (loss)			4,607
Realized gain distributions			4,831
Net change in unrealized appreciation (depreciation)			87,461
Net assets			$939,436
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	676	$939	1.25%	18.1%	12/31/2023	$1.40	0	$0	1.00%	18.4%	12/31/2023	$1.42	0	$0	0.75%	18.7%
12/31/2022	1.18	273	322	1.25%	-18.1%	12/31/2022	1.19	0	0	1.00%	-17.9%	12/31/2022	1.20	0	0	0.75%	-17.7%
12/31/2021	1.44	0	0	1.25%	17.3%	12/31/2021	1.45	0	0	1.00%	17.6%	12/31/2021	1.45	0	0	0.75%	17.8%
12/31/2020	1.23	0	0	1.25%	11.9%	12/31/2020	1.23	0	0	1.00%	12.2%	12/31/2020	1.23	0	0	0.75%	12.5%
12/31/2019	1.10	0	0	1.25%	9.5%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	19.0%	12/31/2023	$1.45	0	$0	0.25%	19.2%	12/31/2023	$1.47	0	$0	0.00%	19.5%
12/31/2022	1.21	0	0	0.50%	-17.5%	12/31/2022	1.22	0	0	0.25%	-17.3%	12/31/2022	1.23	0	0	0.00%	-17.1%
12/31/2021	1.46	0	0	0.50%	18.1%	12/31/2021	1.47	0	0	0.25%	18.4%	12/31/2021	1.48	0	0	0.00%	18.7%
12/31/2020	1.24	0	0	0.50%	12.7%	12/31/2020	1.24	0	0	0.25%	13.0%	12/31/2020	1.25	0	0	0.00%	13.3%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend Inc Instl Class - 06-49P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,240,986	$1,198,259	110,892
Receivables: investments sold	-
Payables: investments purchased	(105)
Net assets	$1,240,881

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,240,881	1,091,314	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$1,240,881	1,091,314

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$35,024
Mortality & expense charges			(10,716)
Net investment income (loss)			24,308

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			54,124
Net gain (loss)			54,120

Increase (decrease) in net assets from operations			$78,428

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,308	$4,288
Net realized gain (loss)		(4)	53
Realized gain distributions		-	2,975
Net change in unrealized appreciation (depreciation)		54,124	(11,397)

Increase (decrease) in net assets from operations		78,428	(4,081)

Contract owner transactions:
Proceeds from units sold		916,376	331,012
Cost of units redeemed		(64,797)	(14,177)
Account charges		(1,779)	(101)
Increase (decrease)		849,800	316,734
Net increase (decrease)		928,228	312,653
Net assets, beginning		312,653	-
Net assets, ending		$1,240,881	$312,653

Units sold		851,763	315,120
Units redeemed		(61,542)	(14,027)
Net increase (decrease)		790,221	301,093
Units outstanding, beginning		301,093	-
Units outstanding, ending		1,091,314	301,093

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,247,388
Cost of units redeemed/account charges			(80,854)
Net investment income (loss)			28,596
Net realized gain (loss)			49
Realized gain distributions			2,975
Net change in unrealized appreciation (depreciation)			42,727
Net assets			$1,240,881
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	1,091	$1,241	1.25%	9.5%	12/31/2023	$1.15	0	$0	1.00%	9.8%	12/31/2023	$1.16	0	$0	0.75%	10.0%
12/31/2022	1.04	301	313	1.25%	-17.1%	12/31/2022	1.05	0	0	1.00%	-16.9%	12/31/2022	1.06	0	0	0.75%	-16.7%
12/31/2021	1.25	0	0	1.25%	7.6%	12/31/2021	1.26	0	0	1.00%	7.9%	12/31/2021	1.27	0	0	0.75%	8.2%
12/31/2020	1.16	0	0	1.25%	12.5%	12/31/2020	1.17	0	0	1.00%	12.8%	12/31/2020	1.17	0	0	0.75%	13.1%
12/31/2019	1.03	0	0	1.25%	3.5%	12/31/2019	1.04	0	0	1.00%	3.5%	12/31/2019	1.04	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	10.3%	12/31/2023	$1.19	0	$0	0.25%	10.6%	12/31/2023	$1.20	0	$0	0.00%	10.9%
12/31/2022	1.06	0	0	0.50%	-16.5%	12/31/2022	1.07	0	0	0.25%	-16.3%	12/31/2022	1.08	0	0	0.00%	-16.1%
12/31/2021	1.28	0	0	0.50%	8.4%	12/31/2021	1.28	0	0	0.25%	8.7%	12/31/2021	1.29	0	0	0.00%	9.0%
12/31/2020	1.18	0	0	0.50%	13.4%	12/31/2020	1.18	0	0	0.25%	13.7%	12/31/2020	1.18	0	0	0.00%	14.0%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	4.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend Income Fund Admin Class - 06-3YG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	1.25%	9.3%	12/31/2023	$1.15	0	$0	1.00%	9.6%	12/31/2023	$1.17	0	$0	0.75%	9.8%
12/31/2022	1.04	0	0	1.25%	-17.4%	12/31/2022	1.05	0	0	1.00%	-17.2%	12/31/2022	1.06	0	0	0.75%	-17.0%
12/31/2021	1.26	0	0	1.25%	7.4%	12/31/2021	1.27	0	0	1.00%	7.7%	12/31/2021	1.28	0	0	0.75%	7.9%
12/31/2020	1.18	0	0	1.25%	12.3%	12/31/2020	1.18	0	0	1.00%	12.6%	12/31/2020	1.19	0	0	0.75%	12.9%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.05	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	10.1%	12/31/2023	$1.19	0	$0	0.25%	10.4%	12/31/2023	$1.21	0	$0	0.00%	10.7%
12/31/2022	1.07	0	0	0.50%	-16.8%	12/31/2022	1.08	0	0	0.25%	-16.6%	12/31/2022	1.09	0	0	0.00%	-16.4%
12/31/2021	1.29	0	0	0.50%	8.2%	12/31/2021	1.30	0	0	0.25%	8.5%	12/31/2021	1.30	0	0	0.00%	8.7%
12/31/2020	1.19	0	0	0.50%	13.1%	12/31/2020	1.19	0	0	0.25%	13.4%	12/31/2020	1.20	0	0	0.00%	13.7%
12/31/2019	1.05	0	0	0.50%	5.1%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2025 Fund Admin Class - 06-3Y3 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	1.25%	10.1%	12/31/2023	$1.19	0	$0	1.00%	10.4%	12/31/2023	$1.21	0	$0	0.75%	10.7%
12/31/2022	1.07	0	0	1.25%	-18.1%	12/31/2022	1.08	0	0	1.00%	-17.9%	12/31/2022	1.09	0	0	0.75%	-17.7%
12/31/2021	1.31	0	0	1.25%	9.3%	12/31/2021	1.32	0	0	1.00%	9.6%	12/31/2021	1.33	0	0	0.75%	9.9%
12/31/2020	1.20	0	0	1.25%	13.4%	12/31/2020	1.20	0	0	1.00%	13.7%	12/31/2020	1.21	0	0	0.75%	13.9%
12/31/2019	1.06	0	0	1.25%	5.6%	12/31/2019	1.06	0	0	1.00%	5.7%	12/31/2019	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	10.9%	12/31/2023	$1.23	0	$0	0.25%	11.2%	12/31/2023	$1.25	0	$0	0.00%	11.5%
12/31/2022	1.10	0	0	0.50%	-17.5%	12/31/2022	1.11	0	0	0.25%	-17.3%	12/31/2022	1.12	0	0	0.00%	-17.1%
12/31/2021	1.33	0	0	0.50%	10.2%	12/31/2021	1.34	0	0	0.25%	10.4%	12/31/2021	1.35	0	0	0.00%	10.7%
12/31/2020	1.21	0	0	0.50%	14.2%	12/31/2020	1.22	0	0	0.25%	14.5%	12/31/2020	1.22	0	0	0.00%	14.8%
12/31/2019	1.06	0	0	0.50%	6.0%	12/31/2019	1.06	0	0	0.25%	6.1%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2030 Fund Admin Class - 06-3Y4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	1.25%	11.8%	12/31/2023	$1.22	0	$0	1.00%	12.1%	12/31/2023	$1.24	0	$0	0.75%	12.4%
12/31/2022	1.08	0	0	1.25%	-18.7%	12/31/2022	1.09	0	0	1.00%	-18.5%	12/31/2022	1.10	0	0	0.75%	-18.3%
12/31/2021	1.33	0	0	1.25%	11.3%	12/31/2021	1.34	0	0	1.00%	11.5%	12/31/2021	1.35	0	0	0.75%	11.8%
12/31/2020	1.20	0	0	1.25%	12.6%	12/31/2020	1.20	0	0	1.00%	12.9%	12/31/2020	1.21	0	0	0.75%	13.2%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	12.7%	12/31/2023	$1.27	0	$0	0.25%	13.0%	12/31/2023	$1.28	0	$0	0.00%	13.2%
12/31/2022	1.11	0	0	0.50%	-18.1%	12/31/2022	1.12	0	0	0.25%	-17.9%	12/31/2022	1.13	0	0	0.00%	-17.6%
12/31/2021	1.36	0	0	0.50%	12.1%	12/31/2021	1.36	0	0	0.25%	12.4%	12/31/2021	1.37	0	0	0.00%	12.7%
12/31/2020	1.21	0	0	0.50%	13.5%	12/31/2020	1.21	0	0	0.25%	13.8%	12/31/2020	1.22	0	0	0.00%	14.1%
12/31/2019	1.07	0	0	0.50%	6.6%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2035 Fund Admin Class - 06-3Y6 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	1.25%	14.2%	12/31/2023	$1.28	0	$0	1.00%	14.5%	12/31/2023	$1.29	0	$0	0.75%	14.8%
12/31/2022	1.11	0	0	1.25%	-18.3%	12/31/2022	1.12	0	0	1.00%	-18.1%	12/31/2022	1.13	0	0	0.75%	-17.9%
12/31/2021	1.36	0	0	1.25%	13.4%	12/31/2021	1.36	0	0	1.00%	13.7%	12/31/2021	1.37	0	0	0.75%	14.0%
12/31/2020	1.20	0	0	1.25%	12.0%	12/31/2020	1.20	0	0	1.00%	12.3%	12/31/2020	1.20	0	0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	15.0%	12/31/2023	$1.32	0	$0	0.25%	15.3%	12/31/2023	$1.34	0	$0	0.00%	15.6%
12/31/2022	1.14	0	0	0.50%	-17.7%	12/31/2022	1.15	0	0	0.25%	-17.5%	12/31/2022	1.16	0	0	0.00%	-17.3%
12/31/2021	1.38	0	0	0.50%	14.3%	12/31/2021	1.39	0	0	0.25%	14.5%	12/31/2021	1.40	0	0	0.00%	14.8%
12/31/2020	1.21	0	0	0.50%	12.8%	12/31/2020	1.21	0	0	0.25%	13.1%	12/31/2020	1.22	0	0	0.00%	13.4%
12/31/2019	1.07	0	0	0.50%	7.2%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2040 Fund Admin Class - 06-3Y7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	1.25%	15.5%	12/31/2023	$1.32	0	$0	1.00%	15.8%	12/31/2023	$1.33	0	$0	0.75%	16.1%
12/31/2022	1.13	0	0	1.25%	-18.4%	12/31/2022	1.14	0	0	1.00%	-18.1%	12/31/2022	1.15	0	0	0.75%	-17.9%
12/31/2021	1.38	0	0	1.25%	14.8%	12/31/2021	1.39	0	0	1.00%	15.1%	12/31/2021	1.40	0	0	0.75%	15.4%
12/31/2020	1.20	0	0	1.25%	12.1%	12/31/2020	1.21	0	0	1.00%	12.4%	12/31/2020	1.21	0	0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.3%	12/31/2019	1.07	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	16.4%	12/31/2023	$1.36	0	$0	0.25%	16.7%	12/31/2023	$1.38	0	$0	0.00%	17.0%
12/31/2022	1.16	0	0	0.50%	-17.7%	12/31/2022	1.17	0	0	0.25%	-17.5%	12/31/2022	1.18	0	0	0.00%	-17.3%
12/31/2021	1.40	0	0	0.50%	15.6%	12/31/2021	1.41	0	0	0.25%	15.9%	12/31/2021	1.42	0	0	0.00%	16.2%
12/31/2020	1.21	0	0	0.50%	12.9%	12/31/2020	1.22	0	0	0.25%	13.2%	12/31/2020	1.22	0	0	0.00%	13.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2045 Fund Admin Class - 06-3Y9 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	1.25%	16.6%	12/31/2023	$1.34	0	$0	1.00%	16.9%	12/31/2023	$1.36	0	$0	0.75%	17.2%
12/31/2022	1.14	0	0	1.25%	-18.5%	12/31/2022	1.15	0	0	1.00%	-18.3%	12/31/2022	1.16	0	0	0.75%	-18.1%
12/31/2021	1.40	0	0	1.25%	16.0%	12/31/2021	1.40	0	0	1.00%	16.3%	12/31/2021	1.41	0	0	0.75%	16.6%
12/31/2020	1.20	0	0	1.25%	12.2%	12/31/2020	1.21	0	0	1.00%	12.4%	12/31/2020	1.21	0	0	0.75%	12.7%
12/31/2019	1.07	0	0	1.25%	7.3%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	17.5%	12/31/2023	$1.39	0	$0	0.25%	17.8%	12/31/2023	$1.40	0	$0	0.00%	18.1%
12/31/2022	1.17	0	0	0.50%	-17.9%	12/31/2022	1.18	0	0	0.25%	-17.7%	12/31/2022	1.19	0	0	0.00%	-17.5%
12/31/2021	1.42	0	0	0.50%	16.9%	12/31/2021	1.43	0	0	0.25%	17.1%	12/31/2021	1.44	0	0	0.00%	17.4%
12/31/2020	1.22	0	0	0.50%	13.0%	12/31/2020	1.22	0	0	0.25%	13.3%	12/31/2020	1.23	0	0	0.00%	13.6%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2050 Fund Admin Class - 06-3YC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	1.25%	17.4%	12/31/2023	$1.36	0	$0	1.00%	17.6%	12/31/2023	$1.37	0	$0	0.75%	17.9%
12/31/2022	1.14	0	0	1.25%	-18.5%	12/31/2022	1.16	0	0	1.00%	-18.3%	12/31/2022	1.17	0	0	0.75%	-18.1%
12/31/2021	1.40	0	0	1.25%	16.7%	12/31/2021	1.41	0	0	1.00%	17.0%	12/31/2021	1.42	0	0	0.75%	17.3%
12/31/2020	1.20	0	0	1.25%	12.0%	12/31/2020	1.21	0	0	1.00%	12.3%	12/31/2020	1.21	0	0	0.75%	12.6%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	18.2%	12/31/2023	$1.41	0	$0	0.25%	18.5%	12/31/2023	$1.42	0	$0	0.00%	18.8%
12/31/2022	1.18	0	0	0.50%	-17.9%	12/31/2022	1.19	0	0	0.25%	-17.7%	12/31/2022	1.20	0	0	0.00%	-17.5%
12/31/2021	1.43	0	0	0.50%	17.6%	12/31/2021	1.44	0	0	0.25%	17.8%	12/31/2021	1.45	0	0	0.00%	18.1%
12/31/2020	1.22	0	0	0.50%	12.8%	12/31/2020	1.22	0	0	0.25%	13.1%	12/31/2020	1.23	0	0	0.00%	13.4%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.1%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2055 Fund Admin Class - 06-3YF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	1.25%	17.6%	12/31/2023	$1.36	0	$0	1.00%	17.9%	12/31/2023	$1.38	0	$0	0.75%	18.2%
12/31/2022	1.15	0	0	1.25%	-18.4%	12/31/2022	1.16	0	0	1.00%	-18.2%	12/31/2022	1.17	0	0	0.75%	-18.0%
12/31/2021	1.40	0	0	1.25%	17.0%	12/31/2021	1.41	0	0	1.00%	17.2%	12/31/2021	1.42	0	0	0.75%	17.5%
12/31/2020	1.20	0	0	1.25%	11.7%	12/31/2020	1.21	0	0	1.00%	11.9%	12/31/2020	1.21	0	0	0.75%	12.2%
12/31/2019	1.08	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.7%	12/31/2019	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	18.5%	12/31/2023	$1.41	0	$0	0.25%	18.8%	12/31/2023	$1.43	0	$0	0.00%	19.1%
12/31/2022	1.18	0	0	0.50%	-17.8%	12/31/2022	1.19	0	0	0.25%	-17.6%	12/31/2022	1.20	0	0	0.00%	-17.4%
12/31/2021	1.43	0	0	0.50%	17.8%	12/31/2021	1.44	0	0	0.25%	18.1%	12/31/2021	1.45	0	0	0.00%	18.4%
12/31/2020	1.21	0	0	0.50%	12.5%	12/31/2020	1.22	0	0	0.25%	12.8%	12/31/2020	1.22	0	0	0.00%	13.1%
12/31/2019	1.08	0	0	0.50%	8.0%	12/31/2019	1.08	0	0	0.25%	8.1%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Low Duration Instl Inst Class - 06-4R7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	1.25%	4.0%	12/31/2023	$0.96	0	$0	1.00%	4.3%	12/31/2023	$0.97	0	$0	0.75%	4.5%
12/31/2022	0.92	0	0	1.25%	-6.4%	12/31/2022	0.93	0	0	1.00%	-6.1%	12/31/2022	0.93	0	0	0.75%	-5.9%
12/31/2021	0.98	0	0	1.25%	-1.9%	12/31/2021	0.99	0	0	1.00%	-1.7%	12/31/2021	0.99	0	0	0.75%	-1.4%
12/31/2020	1.00	0	0	1.25%	0.2%	12/31/2020	1.00	0	0	1.00%	0.2%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	4.8%	12/31/2023	$0.99	0	$0	0.25%	5.1%	12/31/2023	$1.00	0	$0	0.00%	5.3%
12/31/2022	0.94	0	0	0.50%	-5.6%	12/31/2022	0.94	0	0	0.25%	-5.4%	12/31/2022	0.95	0	0	0.00%	-5.2%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-0.9%	12/31/2021	1.00	0	0	0.00%	-0.7%
12/31/2020	1.00	0	0	0.50%	0.3%	12/31/2020	1.00	0	0	0.25%	0.3%	12/31/2020	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO STCKPLUS INSTL Institutional Class - 06-4K3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.70
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.75
Band 0	-	-	1.76
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(636)
Net realized gain (loss)		-	3
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(26,383)

Increase (decrease) in net assets from operations		-	(27,016)

Contract owner transactions:
Proceeds from units sold		-	2,730
Cost of units redeemed		-	(109,160)
Account charges		-	(206)
Increase (decrease)		-	(106,636)
Net increase (decrease)		-	(133,652)
Net assets, beginning		-	133,652
Net assets, ending		$-	$-

Units sold		-	1,903
Units redeemed		-	(79,160)
Net increase (decrease)		-	(77,257)
Units outstanding, beginning		-	77,257
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$375,319
Cost of units redeemed/account charges			(414,387)
Net investment income (loss)			6,049
Net realized gain (loss)			19,824
Realized gain distributions			13,195
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	0	$0	1.25%	25.0%	12/31/2023	$1.70	0	$0	1.00%	25.3%	12/31/2023	$1.71	0	$0	0.75%	25.6%
12/31/2022	1.35	0	0	1.25%	-22.2%	12/31/2022	1.36	0	0	1.00%	-22.0%	12/31/2022	1.36	0	0	0.75%	-21.8%
12/31/2021	1.73	77	134	1.25%	26.4%	12/31/2021	1.74	0	0	1.00%	26.7%	12/31/2021	1.74	0	0	0.75%	27.0%
12/31/2020	1.37	92	126	1.25%	36.9%	12/31/2020	1.37	0	0	1.00%	37.1%	12/31/2020	1.37	0	0	0.75%	37.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	25.9%	12/31/2023	$1.75	0	$0	0.25%	26.2%	12/31/2023	$1.76	0	$0	0.00%	26.5%
12/31/2022	1.37	0	0	0.50%	-21.6%	12/31/2022	1.38	0	0	0.25%	-21.4%	12/31/2022	1.39	0	0	0.00%	-21.2%
12/31/2021	1.75	0	0	0.50%	27.3%	12/31/2021	1.76	0	0	0.25%	27.7%	12/31/2021	1.77	0	0	0.00%	28.0%
12/31/2020	1.38	0	0	0.50%	37.6%	12/31/2020	1.38	0	0	0.25%	37.8%	12/31/2020	1.38	0	0	0.00%	38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.9%
2021	4.9%
2020	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,367	$17,874	2,636
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$19,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,380	11,344	$1.71
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.77
Band 0	-	-	1.79
Total	$19,380	11,344

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$441
Mortality & expense charges			(305)
Net investment income (loss)			136

Gain (loss) on investments:
Net realized gain (loss)			(24,002)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			30,617
Net gain (loss)			6,615

Increase (decrease) in net assets from operations			$6,751

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$136	$(1,569)
Net realized gain (loss)		(24,002)	(20,985)
Realized gain distributions		-	13,553
Net change in unrealized appreciation (depreciation)		30,617	(28,689)

Increase (decrease) in net assets from operations		6,751	(37,690)

Contract owner transactions:
Proceeds from units sold		2,403	21,741
Cost of units redeemed		(54,836)	(74,881)
Account charges		(1)	(114)
Increase (decrease)		(52,434)	(53,254)
Net increase (decrease)		(45,683)	(90,944)
Net assets, beginning		65,063	156,007
Net assets, ending		$19,380	$65,063

Units sold		1,548	14,015
Units redeemed		(34,240)	(49,331)
Net increase (decrease)		(32,692)	(35,316)
Units outstanding, beginning		44,036	79,352
Units outstanding, ending		11,344	44,036

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$282,671
Cost of units redeemed/account charges			(260,836)
Net investment income (loss)			15,183
Net realized gain (loss)			(33,655)
Realized gain distributions			14,524
Net change in unrealized appreciation (depreciation)			1,493
Net assets			$19,380
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	11	$19	1.25%	15.6%	12/31/2023	$1.72	0	$0	1.00%	15.9%	12/31/2023	$1.74	0	$0	0.75%	16.2%
12/31/2022	1.48	44	65	1.25%	-24.8%	12/31/2022	1.49	0	0	1.00%	-24.7%	12/31/2022	1.50	0	0	0.75%	-24.5%
12/31/2021	1.97	79	156	1.25%	12.7%	12/31/2021	1.97	0	0	1.00%	12.9%	12/31/2021	1.98	0	0	0.75%	13.2%
12/31/2020	1.75	36	63	1.25%	74.5%	12/31/2020	1.75	0	0	1.00%	74.8%	12/31/2020	1.75	0	0	0.75%	75.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	0.50%	16.5%	12/31/2023	$1.77	0	$0	0.25%	16.8%	12/31/2023	$1.79	0	$0	0.00%	17.1%
12/31/2022	1.51	0	0	0.50%	-24.3%	12/31/2022	1.52	0	0	0.25%	-24.1%	12/31/2022	1.53	0	0	0.00%	-23.9%
12/31/2021	1.99	0	0	0.50%	13.5%	12/31/2021	2.00	0	0	0.25%	13.8%	12/31/2021	2.01	0	0	0.00%	14.1%
12/31/2020	1.75	0	0	0.50%	75.4%	12/31/2020	1.76	0	0	0.25%	75.7%	12/31/2020	1.76	0	0	0.00%	76.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.0%
2021	13.5%
2020	10.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Extended Duration Inst Class - 06-4YF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments		Mutual Fund Shares
Investments	$-	$-		-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding		Accumulation Unit Value
Band 125	$-	-		$2.41
Band 100	-	-		2.43
Band 75	-	-		2.44
Band 50	-	-		2.46
Band 25	-	-		2.47
Band 0	-	-		2.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income				$-
Mortality & expense charges				-
Net investment income (loss)				-

Gain (loss) on investments:
Net realized gain (loss)				-
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				-
Net gain (loss)				-

Increase (decrease) in net assets from operations				$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *		Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-		$-
Net realized gain (loss)		-		-
Realized gain distributions		-		-
Net change in unrealized appreciation (depreciation)		-		-

Increase (decrease) in net assets from operations		-		-

Contract owner transactions:
Proceeds from units sold		-		-
Cost of units redeemed		-		-
Account charges		-		-
Increase (decrease)		-		-
Net increase (decrease)		-		-
Net assets, beginning		-		-
Net assets, ending		$-		$-

Units sold		-	(a)	-	(a)
Units redeemed		-	(a)	-	(a)
Net increase (decrease)		-		-
Units outstanding, beginning		-	(a)	-	(a)
Units outstanding, ending		-		-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold				$-
Cost of units redeemed/account charges				-
Net investment income (loss)				-
Net realized gain (loss)				-
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				-
Net assets				$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective March 24, 2023, the fund underwent a 1-for-4 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$2.41	0	$0	1.25%	1.5%	12/31/2023 (a)	$2.43	0	$0	1.00%	1.8%	12/31/2023 (a)	$2.44	0	$0	0.75%	2.0%
12/31/2022 (a)	2.38	0	0	1.25%	-40.6%	12/31/2022 (a)	2.39	0	0	1.00%	-40.5%	12/31/2022 (a)	2.39	0	0	0.75%	-40.3%
12/31/2021 (a)	4.00	0	0	1.25%	0.1%	12/31/2021 (a)	4.01	0	0	1.00%	0.2%	12/31/2021 (a)	4.01	0	0	0.75%	0.3%
12/31/2020 (a)	4.00	0	0	0.00%	0.0%	12/31/2020 (a)	4.00	0	0	0.00%	0.0%	12/31/2020 (a)	4.00	0	0	0.00%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$2.46	0	$0	0.50%	2.3%	12/31/2023 (a)	$2.47	0	$0	0.25%	2.5%	12/31/2023 (a)	$2.49	0	$0	0.00%	2.8%
12/31/2022 (a)	2.40	0	0	0.50%	-40.2%	12/31/2022 (a)	2.41	0	0	0.25%	-40.0%	12/31/2022 (a)	2.42	0	0	0.00%	-39.9%
12/31/2021 (a)	4.02	0	0	0.50%	0.4%	12/31/2021 (a)	4.02	0	0	0.25%	0.5%	12/31/2021 (a)	4.02	0	0	0.00%	0.6%
12/31/2020 (a)	4.00	0	0	0.00%	0.0%	12/31/2020 (a)	4.00	0	0	0.00%	0.0%	12/31/2020 (a)	4.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long Dur Total Ret Instl Class - 06-4Y7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.75
Band 100	-	-	0.76
Band 75	-	-	0.76
Band 50	-	-	0.77
Band 25	-	-	0.77
Band 0	-	-	0.78
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.75	0	$0	1.25%	6.3%	12/31/2023	$0.76	0	$0	1.00%	6.5%	12/31/2023	$0.76	0	$0	0.75%	6.8%
12/31/2022	0.71	0	0	1.25%	-28.5%	12/31/2022	0.71	0	0	1.00%	-28.3%	12/31/2022	0.71	0	0	0.75%	-28.1%
12/31/2021	0.99	0	0	1.25%	-0.8%	12/31/2021	0.99	0	0	1.00%	-0.7%	12/31/2021	0.99	0	0	0.75%	-0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.77	0	$0	0.50%	7.1%	12/31/2023	$0.77	0	$0	0.25%	7.3%	12/31/2023	$0.78	0	$0	0.00%	7.6%
12/31/2022	0.72	0	0	0.50%	-28.0%	12/31/2022	0.72	0	0	0.25%	-27.8%	12/31/2022	0.72	0	0	0.00%	-27.6%
12/31/2021	0.99	0	0	0.50%	-0.5%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term Crdt Bd Instl Class - 06-4Y9 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.78
Band 100	-	-	0.79
Band 75	-	-	0.79
Band 50	-	-	0.80
Band 25	-	-	0.80
Band 0	-	-	0.81
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.78	0	$0	1.25%	8.7%	12/31/2023	$0.79	0	$0	1.00%	8.9%	12/31/2023	$0.79	0	$0	0.75%	9.2%
12/31/2022	0.72	0	0	1.25%	-27.0%	12/31/2022	0.72	0	0	1.00%	-26.8%	12/31/2022	0.72	0	0	0.75%	-26.6%
12/31/2021	0.98	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.80	0	$0	0.50%	9.5%	12/31/2023	$0.80	0	$0	0.25%	9.8%	12/31/2023	$0.81	0	$0	0.00%	10.0%
12/31/2022	0.73	0	0	0.50%	-26.5%	12/31/2022	0.73	0	0	0.25%	-26.3%	12/31/2022	0.73	0	0	0.00%	-26.1%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.1%	12/31/2021	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Long-Term US Gvt Instl Class - 06-4YC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments		Mutual Fund Shares
Investments	$-	$-		-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding		Accumulation Unit Value
Band 125	$-	-		$2.84
Band 100	-	-		2.85
Band 75	-	-		2.87
Band 50	-	-		2.89
Band 25	-	-		2.91
Band 0	-	-		2.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income				$-
Mortality & expense charges				-
Net investment income (loss)				-

Gain (loss) on investments:
Net realized gain (loss)				-
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				-
Net gain (loss)				-

Increase (decrease) in net assets from operations				$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *		Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-		$-
Net realized gain (loss)		-		-
Realized gain distributions		-		-
Net change in unrealized appreciation (depreciation)		-		-

Increase (decrease) in net assets from operations		-		-

Contract owner transactions:
Proceeds from units sold		-		-
Cost of units redeemed		-		-
Account charges		-		-
Increase (decrease)		-		-
Net increase (decrease)		-		-
Net assets, beginning		-		-
Net assets, ending		$-		$-

Units sold		-	(a)	-	(a)
Units redeemed		-	(a)	-	(a)
Net increase (decrease)		-		-
Units outstanding, beginning		-	(a)	-	(a)
Units outstanding, ending		-		-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold				$-
Cost of units redeemed/account charges				-
Net investment income (loss)				-
Net realized gain (loss)				-
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				-
Net assets				$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective March 24, 2023, the fund underwent a 1-for-4 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$2.84	0	$0	1.25%	2.3%	12/31/2023 (a)	$2.85	0	$0	1.00%	2.5%	12/31/2023 (a)	$2.87	0	$0	0.75%	2.8%
12/31/2022 (a)	2.77	0	0	1.25%	-29.9%	12/31/2022 (a)	2.78	0	0	1.00%	-29.7%	12/31/2022 (a)	2.79	0	0	0.75%	-29.5%
12/31/2021 (a)	3.95	0	0	1.25%	-1.1%	12/31/2021 (a)	3.96	0	0	1.00%	-1.0%	12/31/2021 (a)	3.96	0	0	0.75%	-0.9%
12/31/2020 (a)	4.00	0	0	0.00%	0.0%	12/31/2020 (a)	4.00	0	0	0.00%	0.0%	12/31/2020 (a)	4.00	0	0	0.00%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$2.89	0	$0	0.50%	3.0%	12/31/2023 (a)	$2.91	0	$0	0.25%	3.3%	12/31/2023 (a)	$2.92	0	$0	0.00%	3.5%
12/31/2022 (a)	2.80	0	0	0.50%	-29.3%	12/31/2022 (a)	2.81	0	0	0.25%	-29.2%	12/31/2022 (a)	2.82	0	0	0.00%	-29.0%
12/31/2021 (a)	3.97	0	0	0.50%	-0.8%	12/31/2021 (a)	3.97	0	0	0.25%	-0.7%	12/31/2021 (a)	3.98	0	0	0.00%	-0.6%
12/31/2020 (a)	4.00	0	0	0.00%	0.0%	12/31/2020 (a)	4.00	0	0	0.00%	0.0%	12/31/2020 (a)	4.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Moderate Duration Instl Class - 06-4YH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	1.25%	4.6%	12/31/2023	$0.93	0	$0	1.00%	4.8%	12/31/2023	$0.94	0	$0	0.75%	5.1%
12/31/2022	0.89	0	0	1.25%	-9.8%	12/31/2022	0.89	0	0	1.00%	-9.6%	12/31/2022	0.89	0	0	0.75%	-9.4%
12/31/2021	0.98	0	0	1.25%	-1.8%	12/31/2021	0.98	0	0	1.00%	-1.7%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	0.50%	5.4%	12/31/2023	$0.95	0	$0	0.25%	5.6%	12/31/2023	$0.96	0	$0	0.00%	5.9%
12/31/2022	0.90	0	0	0.50%	-9.1%	12/31/2022	0.90	0	0	0.25%	-8.9%	12/31/2022	0.90	0	0	0.00%	-8.7%
12/31/2021	0.99	0	0	0.50%	-1.4%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Stckplus Lg Dur Instl Class - 06-4YG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments		Mutual Fund Shares
Investments	$-	$-		-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding		Accumulation Unit Value
Band 125	$-	-		$2.30
Band 100	-	-		2.32
Band 75	-	-		2.33
Band 50	-	-		2.35
Band 25	-	-		2.36
Band 0	-	-		2.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income				$-
Mortality & expense charges				-
Net investment income (loss)				-

Gain (loss) on investments:
Net realized gain (loss)				-
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				-
Net gain (loss)				-

Increase (decrease) in net assets from operations				$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *		Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-		$-
Net realized gain (loss)		-		-
Realized gain distributions		-		-
Net change in unrealized appreciation (depreciation)		-		-

Increase (decrease) in net assets from operations		-		-

Contract owner transactions:
Proceeds from units sold		-		-
Cost of units redeemed		-		-
Account charges		-		-
Increase (decrease)		-		-
Net increase (decrease)		-		-
Net assets, beginning		-		-
Net assets, ending		$-		$-

Units sold		-	(a)	-	(a)
Units redeemed		-	(a)	-	(a)
Net increase (decrease)		-		-
Units outstanding, beginning		-	(a)	-	(a)
Units outstanding, ending		-		-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold				$-
Cost of units redeemed/account charges				-
Net investment income (loss)				-
Net realized gain (loss)				-
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				-
Net assets				$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective March 24, 2023, the fund underwent a 1-for-3 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$2.30	0	$0	1.25%	26.3%	12/31/2023 (a)	$2.32	0	$0	1.00%	26.6%	12/31/2023 (a)	$2.33	0	$0	0.75%	27.0%
12/31/2022 (a)	1.82	0	0	1.25%	-43.9%	12/31/2022 (a)	1.83	0	0	1.00%	-43.7%	12/31/2022 (a)	1.84	0	0	0.75%	-43.6%
12/31/2021 (a)	3.25	0	0	1.25%	8.3%	12/31/2021 (a)	3.25	0	0	1.00%	8.4%	12/31/2021 (a)	3.25	0	0	0.75%	8.5%
12/31/2020 (a)	3.00	0	0	0.00%	0.0%	12/31/2020 (a)	3.00	0	0	0.00%	0.0%	12/31/2020 (a)	3.00	0	0	0.00%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$2.35	0	$0	0.50%	27.3%	12/31/2023 (a)	$2.36	0	$0	0.25%	27.6%	12/31/2023 (a)	$2.37	0	$0	0.00%	27.9%
12/31/2022 (a)	1.84	0	0	0.50%	-43.4%	12/31/2022 (a)	1.85	0	0	0.25%	-43.3%	12/31/2022 (a)	1.86	0	0	0.00%	-43.2%
12/31/2021 (a)	3.26	0	0	0.50%	8.6%	12/31/2021 (a)	3.26	0	0	0.25%	8.7%	12/31/2021 (a)	3.27	0	0	0.00%	8.9%
12/31/2020 (a)	3.00	0	0	0.00%	0.0%	12/31/2020 (a)	3.00	0	0	0.00%	0.0%	12/31/2020 (a)	3.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Dividend Value Fund Administrative Class - 06-202

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,771	$30,454	2,397
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$25,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,775	11,990	$2.15
Band 100	-	-	2.24
Band 75	-	-	2.34
Band 50	-	-	2.45
Band 25	-	-	2.55
Band 0	-	-	2.66
Total	$25,775	11,990

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$819
Mortality & expense charges			(284)
Net investment income (loss)			535

Gain (loss) on investments:
Net realized gain (loss)			(68)
Realized gain distributions			2,244
Net change in unrealized appreciation (depreciation)			1,392
Net gain (loss)			3,568

Increase (decrease) in net assets from operations			$4,103

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$535	$89
Net realized gain (loss)		(68)	(190)
Realized gain distributions		2,244	2,977
Net change in unrealized appreciation (depreciation)		1,392	(6,737)

Increase (decrease) in net assets from operations		4,103	(3,861)

Contract owner transactions:
Proceeds from units sold		226	216
Cost of units redeemed		-	(628)
Account charges		(6)	(8)
Increase (decrease)		220	(420)
Net increase (decrease)		4,323	(4,281)
Net assets, beginning		21,452	25,733
Net assets, ending		$25,775	$21,452

Units sold		117	116
Units redeemed		(3)	(387)
Net increase (decrease)		114	(271)
Units outstanding, beginning		11,876	12,147
Units outstanding, ending		11,990	11,876

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,533,377
Cost of units redeemed/account charges			(5,957,586)
Net investment income (loss)			180,543
Net realized gain (loss)			77,183
Realized gain distributions			196,941
Net change in unrealized appreciation (depreciation)			(4,683)
Net assets			$25,775
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.15	12	$26	1.25%	19.0%	12/31/2023	$2.24	0	$0	1.00%	19.3%	12/31/2023	$2.34	0	$0	0.75%	19.6%
12/31/2022	1.81	12	21	1.25%	-14.7%	12/31/2022	1.88	0	0	1.00%	-14.5%	12/31/2022	1.96	0	0	0.75%	-14.3%
12/31/2021	2.12	12	26	1.25%	27.0%	12/31/2021	2.20	0	0	1.00%	27.4%	12/31/2021	2.29	0	0	0.75%	27.7%
12/31/2020	1.67	12	20	1.25%	-3.6%	12/31/2020	1.73	0	0	1.00%	-3.4%	12/31/2020	1.79	0	0	0.75%	-3.2%
12/31/2019	1.73	20	34	1.25%	23.2%	12/31/2019	1.79	0	0	1.00%	23.5%	12/31/2019	1.85	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.45	0	$0	0.50%	19.9%	12/31/2023	$2.55	0	$0	0.25%	20.2%	12/31/2023	$2.66	0	$0	0.00%	20.5%
12/31/2022	2.04	0	0	0.50%	-14.1%	12/31/2022	2.12	0	0	0.25%	-13.9%	12/31/2022	2.21	0	0	0.00%	-13.7%
12/31/2021	2.37	0	0	0.50%	28.0%	12/31/2021	2.47	0	0	0.25%	28.3%	12/31/2021	2.56	0	0	0.00%	28.6%
12/31/2020	1.85	0	0	0.50%	-2.9%	12/31/2020	1.92	0	0	0.25%	-2.7%	12/31/2020	1.99	0	0	0.00%	-2.4%
12/31/2019	1.91	0	0	0.50%	24.1%	12/31/2019	1.97	0	0	0.25%	24.5%	12/31/2019	2.04	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	1.6%
2021	1.4%
2020	1.8%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Mid Value R6 Retirement Class - 06-4NN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	1.25%	15.3%	12/31/2023	$1.52	0	$0	1.00%	15.6%	12/31/2023	$1.54	0	$0	0.75%	15.8%
12/31/2022	1.31	0	0	1.25%	-13.8%	12/31/2022	1.32	0	0	1.00%	-13.6%	12/31/2022	1.33	0	0	0.75%	-13.3%
12/31/2021	1.52	0	0	1.25%	24.9%	12/31/2021	1.53	0	0	1.00%	25.2%	12/31/2021	1.53	0	0	0.75%	25.5%
12/31/2020	1.22	0	0	1.25%	21.8%	12/31/2020	1.22	0	0	1.00%	22.0%	12/31/2020	1.22	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	0	$0	0.50%	16.1%	12/31/2023	$1.57	0	$0	0.25%	16.4%	12/31/2023	$1.58	0	$0	0.00%	16.7%
12/31/2022	1.34	0	0	0.50%	-13.1%	12/31/2022	1.34	0	0	0.25%	-12.9%	12/31/2022	1.35	0	0	0.00%	-12.7%
12/31/2021	1.54	0	0	0.50%	25.8%	12/31/2021	1.54	0	0	0.25%	26.1%	12/31/2021	1.55	0	0	0.00%	26.4%
12/31/2020	1.22	0	0	0.50%	22.3%	12/31/2020	1.22	0	0	0.25%	22.4%	12/31/2020	1.23	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund Admin Class - 06-706

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,147	$150,627	12,157
Receivables: investments sold	74
Payables: investments purchased	-
Net assets	$134,221

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$134,221	92,855	$1.45
Band 100	-	-	1.49
Band 75	-	-	1.54
Band 50	-	-	1.59
Band 25	-	-	1.64
Band 0	-	-	1.69
Total	$134,221	92,855

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,480
Mortality & expense charges			(1,711)
Net investment income (loss)			2,769

Gain (loss) on investments:
Net realized gain (loss)			(7,089)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,155
Net gain (loss)			7,066

Increase (decrease) in net assets from operations			$9,835

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,769	$8,981
Net realized gain (loss)		(7,089)	59
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,155	(31,637)

Increase (decrease) in net assets from operations		9,835	(22,597)

Contract owner transactions:
Proceeds from units sold		8,549	7,974
Cost of units redeemed		(41,125)	(2,682)
Account charges		-	(2)
Increase (decrease)		(32,576)	5,290
Net increase (decrease)		(22,741)	(17,307)
Net assets, beginning		156,962	174,269
Net assets, ending		$134,221	$156,962

Units sold		6,156	6,166
Units redeemed		(29,428)	(2,444)
Net increase (decrease)		(23,272)	3,722
Units outstanding, beginning		116,127	112,405
Units outstanding, ending		92,855	116,127

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,908,844
Cost of units redeemed/account charges			(2,782,563)
Net investment income (loss)			104,329
Net realized gain (loss)			(79,909)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(16,480)
Net assets			$134,221
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	93	$134	1.25%	6.9%	12/31/2023	$1.49	0	$0	1.00%	7.2%	12/31/2023	$1.54	0	$0	0.75%	7.5%
12/31/2022	1.35	116	157	1.25%	-12.8%	12/31/2022	1.39	0	0	1.00%	-12.6%	12/31/2022	1.43	0	0	0.75%	-12.4%
12/31/2021	1.55	112	174	1.25%	13.8%	12/31/2021	1.59	0	0	1.00%	14.1%	12/31/2021	1.63	0	0	0.75%	14.4%
12/31/2020	1.36	33	45	1.25%	6.9%	12/31/2020	1.39	0	0	1.00%	7.2%	12/31/2020	1.43	0	0	0.75%	7.4%
12/31/2019	1.27	34	43	1.25%	10.5%	12/31/2019	1.30	0	0	1.00%	10.8%	12/31/2019	1.33	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	0.50%	7.7%	12/31/2023	$1.64	0	$0	0.25%	8.0%	12/31/2023	$1.69	0	$0	0.00%	8.3%
12/31/2022	1.47	0	0	0.50%	-12.2%	12/31/2022	1.52	0	0	0.25%	-11.9%	12/31/2022	1.56	0	0	0.00%	-11.7%
12/31/2021	1.68	0	0	0.50%	14.7%	12/31/2021	1.72	0	0	0.25%	15.0%	12/31/2021	1.77	0	0	0.00%	15.3%
12/31/2020	1.46	0	0	0.50%	7.7%	12/31/2020	1.50	0	0	0.25%	8.0%	12/31/2020	1.53	0	0	0.00%	8.2%
12/31/2019	1.36	0	0	0.50%	11.4%	12/31/2019	1.39	0	0	0.25%	11.6%	12/31/2019	1.42	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	6.6%
2021	7.6%
2020	3.4%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO All Asset Fund R Class - 06-017

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,764	$2,803	253
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,764

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,764	2,133	$1.30
Band 100	-	-	1.33
Band 75	-	-	1.37
Band 50	-	-	1.40
Band 25	-	-	1.44
Band 0	-	-	1.48
Total	$2,764	2,133

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$78
Mortality & expense charges			(32)
Net investment income (loss)			46

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			121
Net gain (loss)			120

Increase (decrease) in net assets from operations			$166

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46	$131
Net realized gain (loss)		(1)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		121	(492)

Increase (decrease) in net assets from operations		166	(361)

Contract owner transactions:
Proceeds from units sold		148	169
Cost of units redeemed		-	-
Account charges		(8)	(6)
Increase (decrease)		140	163
Net increase (decrease)		306	(198)
Net assets, beginning		2,458	2,656
Net assets, ending		$2,764	$2,458

Units sold		119	131
Units redeemed		(6)	(5)
Net increase (decrease)		113	126
Units outstanding, beginning		2,020	1,894
Units outstanding, ending		2,133	2,020

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$240,241
Cost of units redeemed/account charges			(227,844)
Net investment income (loss)			6,538
Net realized gain (loss)			(16,132)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(39)
Net assets			$2,764
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	2	$3	1.25%	6.5%	12/31/2023	$1.33	0	$0	1.00%	6.8%	12/31/2023	$1.37	0	$0	0.75%	7.0%
12/31/2022	1.22	2	2	1.25%	-13.2%	12/31/2022	1.25	0	0	1.00%	-13.0%	12/31/2022	1.28	0	0	0.75%	-12.8%
12/31/2021	1.40	2	3	1.25%	13.4%	12/31/2021	1.43	0	0	1.00%	13.6%	12/31/2021	1.46	0	0	0.75%	13.9%
12/31/2020	1.24	2	2	1.25%	6.3%	12/31/2020	1.26	0	0	1.00%	6.6%	12/31/2020	1.28	0	0	0.75%	6.9%
12/31/2019	1.16	2	2	1.25%	10.1%	12/31/2019	1.18	0	0	1.00%	10.3%	12/31/2019	1.20	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	7.3%	12/31/2023	$1.44	0	$0	0.25%	7.6%	12/31/2023	$1.48	0	$0	0.00%	7.8%
12/31/2022	1.31	0	0	0.50%	-12.6%	12/31/2022	1.34	0	0	0.25%	-12.4%	12/31/2022	1.37	0	0	0.00%	-12.2%
12/31/2021	1.50	0	0	0.50%	14.2%	12/31/2021	1.53	0	0	0.25%	14.5%	12/31/2021	1.56	0	0	0.00%	14.8%
12/31/2020	1.31	0	0	0.50%	7.1%	12/31/2020	1.33	0	0	0.25%	7.4%	12/31/2020	1.36	0	0	0.00%	7.7%
12/31/2019	1.22	0	0	0.50%	10.9%	12/31/2019	1.24	0	0	0.25%	11.2%	12/31/2019	1.26	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	6.3%
2021	11.2%
2020	3.0%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments		Mutual Fund Shares
Investments	$186,668	$248,234		16,103
Receivables: investments sold	12,536
Payables: investments purchased	-
Net assets	$199,204

	Net Assets	Units Outstanding		Accumulation Unit Value
Band 125	$199,204	42,338		$4.71
Band 100	-	-		4.83
Band 75	-	-		4.96
Band 50	-	-		5.09
Band 25	-	-		5.23
Band 0	-	-		5.37
Total	$199,204	42,338

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income				$7,947
Mortality & expense charges				(2,417)
Net investment income (loss)				5,530

Gain (loss) on investments:
Net realized gain (loss)				(59,876)
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				33,967
Net gain (loss)				(25,909)

Increase (decrease) in net assets from operations				$(20,379)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *		Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,530		$127,931
Net realized gain (loss)		(59,876)		(102,051)
Realized gain distributions		-		-
Net change in unrealized appreciation (depreciation)		33,967		(94,695)

Increase (decrease) in net assets from operations		(20,379)		(68,815)

Contract owner transactions:
Proceeds from units sold		60,501		650,275
Cost of units redeemed		(122,254)		(393,903)
Account charges		(562)		(742)
Increase (decrease)		(62,315)		255,630
Net increase (decrease)		(82,694)		186,815
Net assets, beginning		281,898		95,083
Net assets, ending		$199,204		$281,898

Units sold		14,233	(a)	322,339	(a)
Units redeemed		(135,729)	(a)	(217,852)	(a)
Net increase (decrease)		(121,496)		104,487
Units outstanding, beginning		163,834	(a)	59,347	(a)
Units outstanding, ending		42,338		163,834

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold				$3,949,528
Cost of units redeemed/account charges				(3,493,585)
Net investment income (loss)				233,699
Net realized gain (loss)				(432,737)
Realized gain distributions				3,865
Net change in unrealized appreciation (depreciation)				(61,566)
Net assets				$199,204
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective March 24, 2023, the fund underwent a 1-for-3 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$4.71	42	$199	1.25%	-8.8%	12/31/2023 (a)	$4.83	0	$0	1.00%	-8.6%	12/31/2023 (a)	$4.96	0	$0	0.75%	-8.4%
12/31/2022 (a)	5.16	164	282	1.25%	7.4%	12/31/2022 (a)	5.29	0	0	1.00%	7.7%	12/31/2022 (a)	5.41	0	0	0.75%	7.9%
12/31/2021 (a)	4.81	59	95	1.25%	31.3%	12/31/2021 (a)	4.91	0	0	1.00%	31.6%	12/31/2021 (a)	5.02	0	0	0.75%	31.9%
12/31/2020 (a)	3.66	8	10	1.25%	-0.6%	12/31/2020 (a)	3.73	0	0	1.00%	-0.3%	12/31/2020 (a)	3.80	0	0	0.75%	-0.1%
12/31/2019 (a)	3.68	637	783	1.25%	10.7%	12/31/2019 (a)	3.74	0	0	1.00%	11.0%	12/31/2019 (a)	3.81	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$5.09	0	$0	0.50%	-8.2%	12/31/2023 (a)	$5.23	0	$0	0.25%	-7.9%	12/31/2023 (a)	$5.37	0	$0	0.00%	-7.7%
12/31/2022 (a)	5.54	0	0	0.50%	8.2%	12/31/2022 (a)	5.68	0	0	0.25%	8.5%	12/31/2022 (a)	5.82	0	0	0.00%	8.7%
12/31/2021 (a)	5.12	0	0	0.50%	32.2%	12/31/2021 (a)	5.23	0	0	0.25%	32.6%	12/31/2021 (a)	5.35	0	0	0.00%	32.9%
12/31/2020 (a)	3.87	0	0	0.50%	0.2%	12/31/2020 (a)	3.95	0	0	0.25%	0.4%	12/31/2020 (a)	4.02	0	0	0.00%	0.7%
12/31/2019 (a)	3.87	0	0	0.50%	11.5%	12/31/2019 (a)	3.93	0	0	0.25%	11.8%	12/31/2019 (a)	4.00	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	70.1%
2021	9.9%
2020	0.7%
2019	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Commodity Real Return Strategy Fund R Class - 06-019

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments		Mutual Fund Shares
Investments	$29,404	$43,081		2,539
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$29,410

	Net Assets	Units Outstanding		Accumulation Unit Value
Band 125	$29,410	6,543		$4.49
Band 100	-	-		4.61
Band 75	-	-		4.74
Band 50	-	-		4.86
Band 25	-	-		4.99
Band 0	-	-		5.13
Total	$29,410	6,543

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income				$1,333
Mortality & expense charges				(358)
Net investment income (loss)				975

Gain (loss) on investments:
Net realized gain (loss)				(372)
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				(3,414)
Net gain (loss)				(3,786)

Increase (decrease) in net assets from operations				$(2,811)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *		Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$975		$13,903
Net realized gain (loss)		(372)		(1,498)
Realized gain distributions		-		-
Net change in unrealized appreciation (depreciation)		(3,414)		(9,285)

Increase (decrease) in net assets from operations		(2,811)		3,120

Contract owner transactions:
Proceeds from units sold		3,820		8,206
Cost of units redeemed		(451)		(22,422)
Account charges		(39)		(33)
Increase (decrease)		3,330		(14,249)
Net increase (decrease)		519		(11,129)
Net assets, beginning		28,891		40,020
Net assets, ending		$29,410		$28,891

Units sold		1,123	(a)	4,567	(a)
Units redeemed		(12,072)	(a)	(12,968)	(a)
Net increase (decrease)		(10,949)		(8,401)
Units outstanding, beginning		17,492	(a)	25,893	(a)
Units outstanding, ending		6,543		17,492

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold				$78,241
Cost of units redeemed/account charges				(51,926)
Net investment income (loss)				26,186
Net realized gain (loss)				(9,414)
Realized gain distributions				-
Net change in unrealized appreciation (depreciation)				(13,677)
Net assets				$29,410
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information. (a) Effective March 24, 2023, the fund underwent a 1-for-3 reverse share split. The effect of the share split transaction was to multiply the number of units outstanding by the split factor, with a corresponding decrease in the accumulation unit value. The transaction did not change the net assets of the fund or the value of the shareholder's investment. The historical transactions presented in the Statement of Changes in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the share split.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$4.49	7	$29	1.25%	-9.3%	12/31/2023 (a)	$4.61	0	$0	1.00%	-9.1%	12/31/2023 (a)	$4.74	0	$0	0.75%	-8.8%
12/31/2022 (a)	4.96	17	29	1.25%	6.9%	12/31/2022 (a)	5.07	0	0	1.00%	7.1%	12/31/2022 (a)	5.20	0	0	0.75%	7.4%
12/31/2021 (a)	4.64	26	40	1.25%	30.9%	12/31/2021 (a)	4.74	0	0	1.00%	31.3%	12/31/2021 (a)	4.84	0	0	0.75%	31.6%
12/31/2020 (a)	3.54	22	26	1.25%	-1.0%	12/31/2020 (a)	3.61	0	0	1.00%	-0.8%	12/31/2020 (a)	3.68	0	0	0.75%	-0.5%
12/31/2019 (a)	3.58	23	28	1.25%	10.0%	12/31/2019 (a)	3.64	0	0	1.00%	10.3%	12/31/2019 (a)	3.70	0	0	0.75%	10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023 (a)	$4.86	0	$0	0.50%	-8.6%	12/31/2023 (a)	$4.99	0	$0	0.25%	-8.4%	12/31/2023 (a)	$5.13	0	$0	0.00%	-8.2%
12/31/2022 (a)	5.32	0	0	0.50%	7.7%	12/31/2022 (a)	5.45	0	0	0.25%	7.9%	12/31/2022 (a)	5.58	0	0	0.00%	8.2%
12/31/2021 (a)	4.94	0	0	0.50%	31.9%	12/31/2021 (a)	5.05	0	0	0.25%	32.3%	12/31/2021 (a)	5.16	0	0	0.00%	32.6%
12/31/2020 (a)	3.75	0	0	0.50%	-0.3%	12/31/2020 (a)	3.82	0	0	0.25%	0.0%	12/31/2020 (a)	3.89	0	0	0.00%	0.2%
12/31/2019 (a)	3.76	0	0	0.50%	10.9%	12/31/2019 (a)	3.82	0	0	0.25%	11.1%	12/31/2019 (a)	3.88	0	0	0.00%	11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.6%
2022	41.9%
2021	21.6%
2020	1.1%
2019	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO Intl Bond UnHdg Instl Class - 06-6FR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$309,506	$286,036	39,237
Receivables: investments sold	-
Payables: investments purchased	(3,849)
Net assets	$305,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$305,657	312,533	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$305,657	312,533

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,518
Mortality & expense charges			(942)
Net investment income (loss)			1,576

Gain (loss) on investments:
Net realized gain (loss)			(479)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,470
Net gain (loss)			22,991

Increase (decrease) in net assets from operations			$24,567

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,576	$-
Net realized gain (loss)		(479)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		23,470	-

Increase (decrease) in net assets from operations		24,567	-

Contract owner transactions:
Proceeds from units sold		354,405	-
Cost of units redeemed		(73,243)	-
Account charges		(72)	-
Increase (decrease)		281,090	-
Net increase (decrease)		305,657	-
Net assets, beginning		-	-
Net assets, ending		$305,657	$-

Units sold		394,014	-
Units redeemed		(81,481)	-
Net increase (decrease)		312,533	-
Units outstanding, beginning		-	-
Units outstanding, ending		312,533	-

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$354,405
Cost of units redeemed/account charges			(73,315)
Net investment income (loss)			1,576
Net realized gain (loss)			(479)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,470
Net assets			$305,657
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	313	$306	1.25%	5.4%	12/31/2023	$0.98	0	$0	1.00%	5.6%	12/31/2023	$0.99	0	$0	0.75%	5.9%
12/31/2022	0.93	0	0	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.0%	12/31/2022	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	6.2%	12/31/2023	$0.99	0	$0	0.25%	6.4%	12/31/2023	$1.00	0	$0	0.00%	6.7%
12/31/2022	0.93	0	0	0.50%	-6.8%	12/31/2022	0.93	0	0	0.25%	-6.6%	12/31/2022	0.94	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RAE US Small Instl Class - 06-6JG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,278	$97,084	11,004
Receivables: investments sold	-
Payables: investments purchased	(2,306)
Net assets	$105,972

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$105,972	81,984	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.30
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.31
Total	$105,972	81,984

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,608
Mortality & expense charges			(917)
Net investment income (loss)			691

Gain (loss) on investments:
Net realized gain (loss)			78
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,241
Net gain (loss)			11,319

Increase (decrease) in net assets from operations			$12,010

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$691	$32
Net realized gain (loss)		78	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,241	(47)

Increase (decrease) in net assets from operations		12,010	(15)

Contract owner transactions:
Proceeds from units sold		95,029	2,381
Cost of units redeemed		(3,426)	-
Account charges		(6)	(1)
Increase (decrease)		91,597	2,380
Net increase (decrease)		103,607	2,365
Net assets, beginning		2,365	-
Net assets, ending		$105,972	$2,365

Units sold		82,559	2,171
Units redeemed		(2,745)	(1)
Net increase (decrease)		79,814	2,170
Units outstanding, beginning		2,170	-
Units outstanding, ending		81,984	2,170

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$97,410
Cost of units redeemed/account charges			(3,433)
Net investment income (loss)			723
Net realized gain (loss)			78
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,194
Net assets			$105,972
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	82	$106	1.25%	18.6%	12/31/2023	$1.30	0	$0	1.00%	18.9%	12/31/2023	$1.30	0	$0	0.75%	19.2%
12/31/2022	1.09	2	2	1.25%	9.0%	12/31/2022	1.09	0	0	1.00%	9.1%	12/31/2022	1.09	0	0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	19.5%	12/31/2023	$1.31	0	$0	0.25%	19.8%	12/31/2023	$1.31	0	$0	0.00%	20.1%
12/31/2022	1.09	0	0	0.50%	9.2%	12/31/2022	1.09	0	0	0.25%	9.3%	12/31/2022	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2060 Adm Other Class - 06-6FG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	1.25%	18.1%	12/31/2023	$1.03	0	$0	1.00%	18.4%	12/31/2023	$1.03	0	$0	0.75%	18.7%
12/31/2022	0.87	0	0	1.25%	-13.3%	12/31/2022	0.87	0	0	1.00%	-13.1%	12/31/2022	0.87	0	0	0.75%	-13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	19.0%	12/31/2023	$1.04	0	$0	0.25%	19.3%	12/31/2023	$1.05	0	$0	0.00%	19.6%
12/31/2022	0.87	0	0	0.50%	-12.8%	12/31/2022	0.87	0	0	0.25%	-12.6%	12/31/2022	0.88	0	0	0.00%	-12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PIMCO RealPath Blend 2060 Inst Class - 06-6FF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$364,612	$337,202	31,186
Receivables: investments sold	-
Payables: investments purchased	(359)
Net assets	$364,253

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$364,253	354,175	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$364,253	354,175

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,162
Mortality & expense charges			(2,912)
Net investment income (loss)			2,250

Gain (loss) on investments:
Net realized gain (loss)			7,351
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			28,028
Net gain (loss)			35,379

Increase (decrease) in net assets from operations			$37,629

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,250	$392
Net realized gain (loss)		7,351	(233)
Realized gain distributions		-	542
Net change in unrealized appreciation (depreciation)		28,028	(618)

Increase (decrease) in net assets from operations		37,629	83

Contract owner transactions:
Proceeds from units sold		352,120	109,019
Cost of units redeemed		(115,519)	(15,864)
Account charges		(2,009)	(1,206)
Increase (decrease)		234,592	91,949
Net increase (decrease)		272,221	92,032
Net assets, beginning		92,032	-
Net assets, ending		$364,253	$92,032

Units sold		373,223	127,780
Units redeemed		(125,031)	(21,797)
Net increase (decrease)		248,192	105,983
Units outstanding, beginning		105,983	-
Units outstanding, ending		354,175	105,983

* Date of Fund Inception into Variable Account: 3 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$461,139
Cost of units redeemed/account charges			(134,598)
Net investment income (loss)			2,642
Net realized gain (loss)			7,118
Realized gain distributions			542
Net change in unrealized appreciation (depreciation)			27,410
Net assets			$364,253
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	354	$364	1.25%	18.4%	12/31/2023	$1.03	0	$0	1.00%	18.7%	12/31/2023	$1.04	0	$0	0.75%	19.0%
12/31/2022	0.87	106	92	1.25%	-13.2%	12/31/2022	0.87	0	0	1.00%	-13.0%	12/31/2022	0.87	0	0	0.75%	-12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	19.3%	12/31/2023	$1.05	0	$0	0.25%	19.6%	12/31/2023	$1.05	0	$0	0.00%	19.9%
12/31/2022	0.87	0	0	0.50%	-12.7%	12/31/2022	0.88	0	0	0.25%	-12.5%	12/31/2022	0.88	0	0	0.00%	-12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Rising Dividend Fund - 06-084

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$359,563	$324,755	17,002
Receivables: investments sold	208
Payables: investments purchased	-
Net assets	$359,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$359,771	178,942	$2.01
Band 100	-	-	2.06
Band 75	-	-	2.11
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	-	-	2.26
Total	$359,771	178,942

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,671
Mortality & expense charges			(3,759)
Net investment income (loss)			(88)

Gain (loss) on investments:
Net realized gain (loss)			163
Realized gain distributions			5,906
Net change in unrealized appreciation (depreciation)			32,373
Net gain (loss)			38,442

Increase (decrease) in net assets from operations			$38,354

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(88)	$468
Net realized gain (loss)		163	12,539
Realized gain distributions		5,906	14,131
Net change in unrealized appreciation (depreciation)		32,373	(44,590)

Increase (decrease) in net assets from operations		38,354	(17,452)

Contract owner transactions:
Proceeds from units sold		85,280	44,402
Cost of units redeemed		(1,078)	(91,131)
Account charges		-	(101)
Increase (decrease)		84,202	(46,830)
Net increase (decrease)		122,556	(64,282)
Net assets, beginning		237,215	301,497
Net assets, ending		$359,771	$237,215

Units sold		47,647	24,761
Units redeemed		(597)	(49,699)
Net increase (decrease)		47,050	(24,938)
Units outstanding, beginning		131,892	156,830
Units outstanding, ending		178,942	131,892

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$962,204
Cost of units redeemed/account charges			(816,340)
Net investment income (loss)			1,352
Net realized gain (loss)			26,188
Realized gain distributions			151,559
Net change in unrealized appreciation (depreciation)			34,808
Net assets			$359,771
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	179	$360	1.25%	11.8%	12/31/2023	$2.06	0	$0	1.00%	12.1%	12/31/2023	$2.11	0	$0	0.75%	12.3%
12/31/2022	1.80	132	237	1.25%	-6.4%	12/31/2022	1.84	0	0	1.00%	-6.2%	12/31/2022	1.88	0	0	0.75%	-6.0%
12/31/2021	1.92	157	301	1.25%	23.8%	12/31/2021	1.96	0	0	1.00%	24.1%	12/31/2021	2.00	0	0	0.75%	24.4%
12/31/2020	1.55	155	240	1.25%	5.1%	12/31/2020	1.58	0	0	1.00%	5.4%	12/31/2020	1.60	0	0	0.75%	5.7%
12/31/2019	1.48	169	250	1.25%	26.0%	12/31/2019	1.50	0	0	1.00%	26.3%	12/31/2019	1.52	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.16	0	$0	0.50%	12.6%	12/31/2023	$2.21	0	$0	0.25%	12.9%	12/31/2023	$2.26	0	$0	0.00%	13.2%
12/31/2022	1.92	0	0	0.50%	-5.7%	12/31/2022	1.96	0	0	0.25%	-5.5%	12/31/2022	2.00	0	0	0.00%	-5.3%
12/31/2021	2.03	0	0	0.50%	24.7%	12/31/2021	2.07	0	0	0.25%	25.0%	12/31/2021	2.11	0	0	0.00%	25.4%
12/31/2020	1.63	0	0	0.50%	5.9%	12/31/2020	1.66	0	0	0.25%	6.2%	12/31/2020	1.68	0	0	0.00%	6.5%
12/31/2019	1.54	0	0	0.50%	26.9%	12/31/2019	1.56	0	0	0.25%	27.3%	12/31/2019	1.58	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	1.5%
2021	0.9%
2020	1.1%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria World Equity Fund - 06-085

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,890	$54,654	3,473
Receivables: investments sold	35
Payables: investments purchased	-
Net assets	$66,925

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,925	43,142	$1.55
Band 100	-	-	1.59
Band 75	-	-	1.63
Band 50	-	-	1.67
Band 25	-	-	1.71
Band 0	-	-	1.75
Total	$66,925	43,142

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$517
Mortality & expense charges			(692)
Net investment income (loss)			(175)

Gain (loss) on investments:
Net realized gain (loss)			221
Realized gain distributions			1,945
Net change in unrealized appreciation (depreciation)			10,102
Net gain (loss)			12,268

Increase (decrease) in net assets from operations			$12,093

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(175)	$(79)
Net realized gain (loss)		221	735
Realized gain distributions		1,945	-
Net change in unrealized appreciation (depreciation)		10,102	(10,032)

Increase (decrease) in net assets from operations		12,093	(9,376)

Contract owner transactions:
Proceeds from units sold		8,073	6,395
Cost of units redeemed		(803)	(6,042)
Account charges		-	-
Increase (decrease)		7,270	353
Net increase (decrease)		19,363	(9,023)
Net assets, beginning		47,562	56,585
Net assets, ending		$66,925	$47,562

Units sold		5,867	9,465
Units redeemed		(563)	(9,195)
Net increase (decrease)		5,304	270
Units outstanding, beginning		37,838	37,568
Units outstanding, ending		43,142	37,838

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$149,175
Cost of units redeemed/account charges			(105,048)
Net investment income (loss)			(2,492)
Net realized gain (loss)			4,593
Realized gain distributions			8,461
Net change in unrealized appreciation (depreciation)			12,236
Net assets			$66,925
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	43	$67	1.25%	23.4%	12/31/2023	$1.59	0	$0	1.00%	23.7%	12/31/2023	$1.63	0	$0	0.75%	24.0%
12/31/2022	1.26	38	48	1.25%	-16.5%	12/31/2022	1.28	0	0	1.00%	-16.3%	12/31/2022	1.31	0	0	0.75%	-16.1%
12/31/2021	1.51	38	57	1.25%	19.6%	12/31/2021	1.53	0	0	1.00%	19.9%	12/31/2021	1.56	0	0	0.75%	20.2%
12/31/2020	1.26	33	42	1.25%	-1.4%	12/31/2020	1.28	0	0	1.00%	-1.1%	12/31/2020	1.30	0	0	0.75%	-0.9%
12/31/2019	1.28	10	13	1.25%	26.1%	12/31/2019	1.30	0	0	1.00%	26.4%	12/31/2019	1.31	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	24.3%	12/31/2023	$1.71	0	$0	0.25%	24.6%	12/31/2023	$1.75	0	$0	0.00%	25.0%
12/31/2022	1.34	0	0	0.50%	-15.9%	12/31/2022	1.37	0	0	0.25%	-15.7%	12/31/2022	1.40	0	0	0.00%	-15.5%
12/31/2021	1.59	0	0	0.50%	20.5%	12/31/2021	1.62	0	0	0.25%	20.8%	12/31/2021	1.65	0	0	0.00%	21.1%
12/31/2020	1.32	0	0	0.50%	-0.7%	12/31/2020	1.34	0	0	0.25%	-0.4%	12/31/2020	1.37	0	0	0.00%	-0.2%
12/31/2019	1.33	0	0	0.50%	27.0%	12/31/2019	1.35	0	0	0.25%	27.3%	12/31/2019	1.37	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.1%
2021	0.4%
2020	0.7%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Value Fund - 06-081

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,470	$75,782	3,458
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$82,494

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,494	52,464	$1.57
Band 100	-	-	1.61
Band 75	-	-	1.65
Band 50	-	-	1.69
Band 25	-	-	1.73
Band 0	-	-	1.77
Total	$82,494	52,464

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$646
Mortality & expense charges			(929)
Net investment income (loss)			(283)

Gain (loss) on investments:
Net realized gain (loss)			340
Realized gain distributions			2,847
Net change in unrealized appreciation (depreciation)			(903)
Net gain (loss)			2,284

Increase (decrease) in net assets from operations			$2,001

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(283)	$(29)
Net realized gain (loss)		340	1,549
Realized gain distributions		2,847	-
Net change in unrealized appreciation (depreciation)		(903)	1,224

Increase (decrease) in net assets from operations		2,001	2,744

Contract owner transactions:
Proceeds from units sold		13,442	13,908
Cost of units redeemed		(2,834)	(8,670)
Account charges		-	-
Increase (decrease)		10,608	5,238
Net increase (decrease)		12,609	7,982
Net assets, beginning		69,885	61,903
Net assets, ending		$82,494	$69,885

Units sold		8,929	14,367
Units redeemed		(1,905)	(10,341)
Net increase (decrease)		7,024	4,026
Units outstanding, beginning		45,440	41,414
Units outstanding, ending		52,464	45,440

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$357,688
Cost of units redeemed/account charges			(298,488)
Net investment income (loss)			(8,280)
Net realized gain (loss)			2,236
Realized gain distributions			22,650
Net change in unrealized appreciation (depreciation)			6,688
Net assets			$82,494
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	52	$82	1.25%	2.2%	12/31/2023	$1.61	0	$0	1.00%	2.5%	12/31/2023	$1.65	0	$0	0.75%	2.8%
12/31/2022	1.54	45	70	1.25%	2.9%	12/31/2022	1.57	0	0	1.00%	3.1%	12/31/2022	1.60	0	0	0.75%	3.4%
12/31/2021	1.49	41	62	1.25%	23.6%	12/31/2021	1.52	0	0	1.00%	23.9%	12/31/2021	1.55	0	0	0.75%	24.2%
12/31/2020	1.21	33	40	1.25%	4.8%	12/31/2020	1.23	0	0	1.00%	5.1%	12/31/2020	1.25	0	0	0.75%	5.4%
12/31/2019	1.15	22	25	1.25%	19.0%	12/31/2019	1.17	0	0	1.00%	19.3%	12/31/2019	1.19	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	0	$0	0.50%	3.0%	12/31/2023	$1.73	0	$0	0.25%	3.3%	12/31/2023	$1.77	0	$0	0.00%	3.5%
12/31/2022	1.64	0	0	0.50%	3.7%	12/31/2022	1.67	0	0	0.25%	3.9%	12/31/2022	1.71	0	0	0.00%	4.2%
12/31/2021	1.58	0	0	0.50%	24.5%	12/31/2021	1.61	0	0	0.25%	24.8%	12/31/2021	1.64	0	0	0.00%	25.2%
12/31/2020	1.27	0	0	0.50%	5.6%	12/31/2020	1.29	0	0	0.25%	5.9%	12/31/2020	1.31	0	0	0.00%	6.2%
12/31/2019	1.20	0	0	0.50%	19.9%	12/31/2019	1.22	0	0	0.25%	20.2%	12/31/2019	1.24	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	1.2%
2021	0.3%
2020	0.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ave Maria Growth Fund - 06-082

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$503,106	$425,576	11,136
Receivables: investments sold	-
Payables: investments purchased	(5,177)
Net assets	$497,929

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$497,929	194,617	$2.56
Band 100	-	-	2.62
Band 75	-	-	2.68
Band 50	-	-	2.75
Band 25	-	-	2.81
Band 0	-	-	2.88
Total	$497,929	194,617

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$444
Mortality & expense charges			(5,170)
Net investment income (loss)			(4,726)

Gain (loss) on investments:
Net realized gain (loss)			560
Realized gain distributions			12,247
Net change in unrealized appreciation (depreciation)			98,096
Net gain (loss)			110,903

Increase (decrease) in net assets from operations			$106,177

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,726)	$(3,205)
Net realized gain (loss)		560	(1,126)
Realized gain distributions		12,247	-
Net change in unrealized appreciation (depreciation)		98,096	(82,328)

Increase (decrease) in net assets from operations		106,177	(86,659)

Contract owner transactions:
Proceeds from units sold		58,602	90,855
Cost of units redeemed		(8,974)	(18,483)
Account charges		-	-
Increase (decrease)		49,628	72,372
Net increase (decrease)		155,805	(14,287)
Net assets, beginning		342,124	356,411
Net assets, ending		$497,929	$342,124

Units sold		26,227	42,298
Units redeemed		(3,677)	(9,671)
Net increase (decrease)		22,550	32,627
Units outstanding, beginning		172,067	139,440
Units outstanding, ending		194,617	172,067

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$725,707
Cost of units redeemed/account charges			(439,061)
Net investment income (loss)			(24,982)
Net realized gain (loss)			30,733
Realized gain distributions			128,002
Net change in unrealized appreciation (depreciation)			77,530
Net assets			$497,929
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.56	195	$498	1.25%	28.7%	12/31/2023	$2.62	0	$0	1.00%	29.0%	12/31/2023	$2.68	0	$0	0.75%	29.3%
12/31/2022	1.99	172	342	1.25%	-22.2%	12/31/2022	2.03	0	0	1.00%	-22.0%	12/31/2022	2.07	0	0	0.75%	-21.8%
12/31/2021	2.56	139	356	1.25%	16.1%	12/31/2021	2.60	0	0	1.00%	16.4%	12/31/2021	2.65	0	0	0.75%	16.7%
12/31/2020	2.20	120	265	1.25%	16.9%	12/31/2020	2.24	0	0	1.00%	17.2%	12/31/2020	2.27	0	0	0.75%	17.5%
12/31/2019	1.88	95	180	1.25%	35.4%	12/31/2019	1.91	0	0	1.00%	35.7%	12/31/2019	1.94	0	0	0.75%	36.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.75	0	$0	0.50%	29.6%	12/31/2023	$2.81	0	$0	0.25%	30.0%	12/31/2023	$2.88	0	$0	0.00%	30.3%
12/31/2022	2.12	0	0	0.50%	-21.6%	12/31/2022	2.17	0	0	0.25%	-21.4%	12/31/2022	2.21	0	0	0.00%	-21.2%
12/31/2021	2.70	0	0	0.50%	17.0%	12/31/2021	2.76	0	0	0.25%	17.3%	12/31/2021	2.81	0	0	0.00%	17.5%
12/31/2020	2.31	0	0	0.50%	17.8%	12/31/2020	2.35	0	0	0.25%	18.1%	12/31/2020	2.39	0	0	0.00%	18.4%
12/31/2019	1.96	0	0	0.50%	36.4%	12/31/2019	1.99	0	0	0.25%	36.8%	12/31/2019	2.02	0	0	0.00%	37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Emerging Markets Fund R6 Class - 06-3J9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,575	$18,144	1,252
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$17,573

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,573	17,367	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$17,573	17,367

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$116
Mortality & expense charges			(283)
Net investment income (loss)			(167)

Gain (loss) on investments:
Net realized gain (loss)			(2,766)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,830
Net gain (loss)			1,064

Increase (decrease) in net assets from operations			$897

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(167)	$(227)
Net realized gain (loss)		(2,766)	(150)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,830	(3,692)

Increase (decrease) in net assets from operations		897	(4,069)

Contract owner transactions:
Proceeds from units sold		18,833	24,379
Cost of units redeemed		(33,409)	(229)
Account charges		(55)	(41)
Increase (decrease)		(14,631)	24,109
Net increase (decrease)		(13,734)	20,040
Net assets, beginning		31,307	11,267
Net assets, ending		$17,573	$31,307

Units sold		18,303	24,624
Units redeemed		(34,020)	(264)
Net increase (decrease)		(15,717)	24,360
Units outstanding, beginning		33,084	8,724
Units outstanding, ending		17,367	33,084

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$55,162
Cost of units redeemed/account charges			(33,785)
Net investment income (loss)			(330)
Net realized gain (loss)			(2,905)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(569)
Net assets			$17,573
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	17	$18	1.25%	6.9%	12/31/2023	$1.03	0	$0	1.00%	7.2%	12/31/2023	$1.04	0	$0	0.75%	7.5%
12/31/2022	0.95	33	31	1.25%	-26.7%	12/31/2022	0.96	0	0	1.00%	-26.5%	12/31/2022	0.97	0	0	0.75%	-26.4%
12/31/2021	1.29	9	11	1.25%	-7.2%	12/31/2021	1.30	0	0	1.00%	-7.0%	12/31/2021	1.31	0	0	0.75%	-6.8%
12/31/2020	1.39	7	9	1.25%	27.7%	12/31/2020	1.40	0	0	1.00%	28.0%	12/31/2020	1.41	0	0	0.75%	28.3%
12/31/2019	1.09	0	0	1.25%	17.3%	12/31/2019	1.09	0	0	1.00%	17.6%	12/31/2019	1.10	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	7.7%	12/31/2023	$1.07	0	$0	0.25%	8.0%	12/31/2023	$1.08	0	$0	0.00%	8.3%
12/31/2022	0.98	0	0	0.50%	-26.2%	12/31/2022	0.99	0	0	0.25%	-26.0%	12/31/2022	1.00	0	0	0.00%	-25.8%
12/31/2021	1.32	0	0	0.50%	-6.5%	12/31/2021	1.33	0	0	0.25%	-6.3%	12/31/2021	1.35	0	0	0.00%	-6.1%
12/31/2020	1.42	0	0	0.50%	28.6%	12/31/2020	1.42	0	0	0.25%	29.0%	12/31/2020	1.43	0	0	0.00%	29.3%
12/31/2019	1.10	0	0	0.50%	18.2%	12/31/2019	1.10	0	0	0.25%	18.5%	12/31/2019	1.11	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.0%
2021	2.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baron Asset R6 Class - 06-47Y (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	1.25%	15.9%	12/31/2023	$1.32	0	$0	1.00%	16.2%	12/31/2023	$1.34	0	$0	0.75%	16.5%
12/31/2022	1.13	0	0	1.25%	-26.8%	12/31/2022	1.14	0	0	1.00%	-26.6%	12/31/2022	1.15	0	0	0.75%	-26.4%
12/31/2021	1.54	0	0	1.25%	12.8%	12/31/2021	1.55	0	0	1.00%	13.1%	12/31/2021	1.56	0	0	0.75%	13.4%
12/31/2020	1.37	0	0	1.25%	31.7%	12/31/2020	1.37	0	0	1.00%	32.0%	12/31/2020	1.38	0	0	0.75%	32.3%
12/31/2019	1.04	0	0	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	16.8%	12/31/2023	$1.37	0	$0	0.25%	17.0%	12/31/2023	$1.38	0	$0	0.00%	17.3%
12/31/2022	1.16	0	0	0.50%	-26.2%	12/31/2022	1.17	0	0	0.25%	-26.1%	12/31/2022	1.18	0	0	0.00%	-25.9%
12/31/2021	1.57	0	0	0.50%	13.7%	12/31/2021	1.58	0	0	0.25%	13.9%	12/31/2021	1.59	0	0	0.00%	14.2%
12/31/2020	1.38	0	0	0.50%	32.7%	12/31/2020	1.39	0	0	0.25%	33.0%	12/31/2020	1.39	0	0	0.00%	33.3%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.2%	12/31/2019	1.04	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Small Cap Value Fund R6 Class - 06-34C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,052,148	$1,077,795	41,933
Receivables: investments sold	-
Payables: investments purchased	(7,167)
Net assets	$1,044,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,044,981	754,269	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$1,044,981	754,269

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,557
Mortality & expense charges			(13,024)
Net investment income (loss)			2,533

Gain (loss) on investments:
Net realized gain (loss)			(41,516)
Realized gain distributions			34,056
Net change in unrealized appreciation (depreciation)			146,457
Net gain (loss)			138,997

Increase (decrease) in net assets from operations			$141,530

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,533	$5,132
Net realized gain (loss)		(41,516)	1,984
Realized gain distributions		34,056	149,319
Net change in unrealized appreciation (depreciation)		146,457	(260,280)

Increase (decrease) in net assets from operations		141,530	(103,845)

Contract owner transactions:
Proceeds from units sold		85,679	426,129
Cost of units redeemed		(285,970)	(280,154)
Account charges		(915)	(831)
Increase (decrease)		(201,206)	145,144
Net increase (decrease)		(59,676)	41,299
Net assets, beginning		1,104,657	1,063,358
Net assets, ending		$1,044,981	$1,104,657

Units sold		67,463	753,080
Units redeemed		(232,003)	(640,319)
Net increase (decrease)		(164,540)	112,761
Units outstanding, beginning		918,809	806,048
Units outstanding, ending		754,269	918,809

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,894,568
Cost of units redeemed/account charges			(1,064,464)
Net investment income (loss)			2,665
Net realized gain (loss)			(139,083)
Realized gain distributions			376,942
Net change in unrealized appreciation (depreciation)			(25,647)
Net assets			$1,044,981
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	754	$1,045	1.25%	15.2%	12/31/2023	$1.41	0	$0	1.00%	15.5%	12/31/2023	$1.43	0	$0	0.75%	15.8%
12/31/2022	1.20	919	1,105	1.25%	-8.9%	12/31/2022	1.22	0	0	1.00%	-8.6%	12/31/2022	1.23	0	0	0.75%	-8.4%
12/31/2021	1.32	806	1,063	1.25%	26.6%	12/31/2021	1.33	0	0	1.00%	26.9%	12/31/2021	1.34	0	0	0.75%	27.3%
12/31/2020	1.04	796	830	1.25%	2.7%	12/31/2020	1.05	0	0	1.00%	3.0%	12/31/2020	1.06	0	0	0.75%	3.3%
12/31/2019	1.01	783	794	1.25%	22.0%	12/31/2019	1.02	0	0	1.00%	22.3%	12/31/2019	1.02	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	16.1%	12/31/2023	$1.47	0	$0	0.25%	16.4%	12/31/2023	$1.49	0	$0	0.00%	16.7%
12/31/2022	1.25	0	0	0.50%	-8.2%	12/31/2022	1.26	0	0	0.25%	-8.0%	12/31/2022	1.28	0	0	0.00%	-7.7%
12/31/2021	1.36	0	0	0.50%	27.6%	12/31/2021	1.37	0	0	0.25%	27.9%	12/31/2021	1.38	0	0	0.00%	28.2%
12/31/2020	1.06	0	0	0.50%	3.5%	12/31/2020	1.07	0	0	0.25%	3.8%	12/31/2020	1.08	0	0	0.00%	4.0%
12/31/2019	1.03	0	0	0.50%	22.9%	12/31/2019	1.03	0	0	0.25%	23.2%	12/31/2019	1.04	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.6%
2021	0.9%
2020	0.9%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Small Cap Value Fund Investor Class - 06-34F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$206,069	$194,401	8,756
Receivables: investments sold	-
Payables: investments purchased	(280)
Net assets	$205,789

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$205,789	151,652	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$205,789	151,652

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,426
Mortality & expense charges			(1,253)
Net investment income (loss)			1,173

Gain (loss) on investments:
Net realized gain (loss)			(56)
Realized gain distributions			7,081
Net change in unrealized appreciation (depreciation)			11,668
Net gain (loss)			18,693

Increase (decrease) in net assets from operations			$19,866

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,173	$-
Net realized gain (loss)		(56)	-
Realized gain distributions		7,081	-
Net change in unrealized appreciation (depreciation)		11,668	-

Increase (decrease) in net assets from operations		19,866	-

Contract owner transactions:
Proceeds from units sold		189,194	-
Cost of units redeemed		(3,269)	-
Account charges		(2)	-
Increase (decrease)		185,923	-
Net increase (decrease)		205,789	-
Net assets, beginning		-	-
Net assets, ending		$205,789	$-

Units sold		154,247	-
Units redeemed		(2,595)	-
Net increase (decrease)		151,652	-
Units outstanding, beginning		-	-
Units outstanding, ending		151,652	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$189,194
Cost of units redeemed/account charges			(3,271)
Net investment income (loss)			1,173
Net realized gain (loss)			(56)
Realized gain distributions			7,081
Net change in unrealized appreciation (depreciation)			11,668
Net assets			$205,789
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	152	$206	1.25%	14.9%	12/31/2023	$1.38	0	$0	1.00%	15.1%	12/31/2023	$1.40	0	$0	0.75%	15.4%
12/31/2022	1.18	0	0	1.25%	-9.2%	12/31/2022	1.20	0	0	1.00%	-9.0%	12/31/2022	1.21	0	0	0.75%	-8.7%
12/31/2021	1.30	0	0	1.25%	26.1%	12/31/2021	1.31	0	0	1.00%	26.5%	12/31/2021	1.33	0	0	0.75%	26.8%
12/31/2020	1.03	0	0	1.25%	2.4%	12/31/2020	1.04	0	0	1.00%	2.7%	12/31/2020	1.05	0	0	0.75%	2.9%
12/31/2019	1.01	0	0	1.25%	21.5%	12/31/2019	1.01	0	0	1.00%	21.8%	12/31/2019	1.02	0	0	0.75%	22.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	15.7%	12/31/2023	$1.44	0	$0	0.25%	16.0%	12/31/2023	$1.46	0	$0	0.00%	16.3%
12/31/2022	1.22	0	0	0.50%	-8.5%	12/31/2022	1.24	0	0	0.25%	-8.3%	12/31/2022	1.25	0	0	0.00%	-8.1%
12/31/2021	1.34	0	0	0.50%	27.1%	12/31/2021	1.35	0	0	0.25%	27.4%	12/31/2021	1.36	0	0	0.00%	27.7%
12/31/2020	1.05	0	0	0.50%	3.2%	12/31/2020	1.06	0	0	0.25%	3.4%	12/31/2020	1.07	0	0	0.00%	3.7%
12/31/2019	1.02	0	0	0.50%	22.5%	12/31/2019	1.03	0	0	0.25%	22.8%	12/31/2019	1.03	0	0	0.00%	23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Large Cap Value Fund Institutional Class - 06-46F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,268)
Net investment income (loss)			(6,268)

Gain (loss) on investments:
Net realized gain (loss)			(103,847)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			135,933
Net gain (loss)			32,086

Increase (decrease) in net assets from operations			$25,818

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,268)	$1,749
Net realized gain (loss)		(103,847)	(9,678)
Realized gain distributions		-	48,436
Net change in unrealized appreciation (depreciation)		135,933	(78,343)

Increase (decrease) in net assets from operations		25,818	(37,836)

Contract owner transactions:
Proceeds from units sold		13,224	66,354
Cost of units redeemed		(573,780)	(48,347)
Account charges		(1,355)	(1,726)
Increase (decrease)		(561,911)	16,281
Net increase (decrease)		(536,093)	(21,555)
Net assets, beginning		536,093	557,648
Net assets, ending		$-	$536,093

Units sold		9,987	50,247
Units redeemed		(425,241)	(39,095)
Net increase (decrease)		(415,254)	11,152
Units outstanding, beginning		415,254	404,102
Units outstanding, ending		-	415,254

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$644,251
Cost of units redeemed/account charges			(629,885)
Net investment income (loss)			1,482
Net realized gain (loss)			(113,583)
Realized gain distributions			97,735
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	1.25%	12.0%	12/31/2023	$1.46	0	$0	1.00%	12.3%	12/31/2023	$1.48	0	$0	0.75%	12.6%
12/31/2022	1.29	415	536	1.25%	-6.4%	12/31/2022	1.30	0	0	1.00%	-6.2%	12/31/2022	1.31	0	0	0.75%	-6.0%
12/31/2021	1.38	404	558	1.25%	26.4%	12/31/2021	1.39	0	0	1.00%	26.7%	12/31/2021	1.40	0	0	0.75%	27.0%
12/31/2020	1.09	0	0	1.25%	2.0%	12/31/2020	1.10	0	0	1.00%	2.2%	12/31/2020	1.10	0	0	0.75%	2.5%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.2%	12/31/2019	1.07	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	0	$0	0.50%	12.9%	12/31/2023	$1.51	0	$0	0.25%	13.2%	12/31/2023	$1.53	0	$0	0.00%	13.4%
12/31/2022	1.32	0	0	0.50%	-5.7%	12/31/2022	1.34	0	0	0.25%	-5.5%	12/31/2022	1.35	0	0	0.00%	-5.3%
12/31/2021	1.41	0	0	0.50%	27.3%	12/31/2021	1.41	0	0	0.25%	27.7%	12/31/2021	1.42	0	0	0.00%	28.0%
12/31/2020	1.10	0	0	0.50%	2.7%	12/31/2020	1.11	0	0	0.25%	3.0%	12/31/2020	1.11	0	0	0.00%	3.3%
12/31/2019	1.07	0	0	0.50%	7.4%	12/31/2019	1.08	0	0	0.25%	7.5%	12/31/2019	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	1.6%
2021	2.5%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon ST Mid-Cap Retirement Class - 06-69V (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	0	$0	1.25%	24.0%	12/31/2023	$0.93	0	$0	1.00%	24.3%	12/31/2023	$0.93	0	$0	0.75%	24.6%
12/31/2022	0.74	0	0	1.25%	-28.9%	12/31/2022	0.75	0	0	1.00%	-28.8%	12/31/2022	0.75	0	0	0.75%	-28.6%
12/31/2021	1.05	0	0	1.25%	4.8%	12/31/2021	1.05	0	0	1.00%	4.8%	12/31/2021	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	0.50%	24.9%	12/31/2023	$0.94	0	$0	0.25%	25.2%	12/31/2023	$0.95	0	$0	0.00%	25.6%
12/31/2022	0.75	0	0	0.50%	-28.4%	12/31/2022	0.75	0	0	0.25%	-28.2%	12/31/2022	0.75	0	0	0.00%	-28.0%
12/31/2021	1.05	0	0	0.50%	4.8%	12/31/2021	1.05	0	0	0.25%	4.8%	12/31/2021	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon International Equity Fund Investor Class - 06-33X (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,714
Cost of units redeemed/account charges			(8,323)
Net investment income (loss)			194
Net realized gain (loss)			225
Realized gain distributions			190
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	1.25%	20.6%	12/31/2023	$1.12	0	$0	1.00%	20.9%	12/31/2023	$1.14	0	$0	0.75%	21.2%
12/31/2022	0.92	0	0	1.25%	-12.3%	12/31/2022	0.93	0	0	1.00%	-12.0%	12/31/2022	0.94	0	0	0.75%	-11.8%
12/31/2021	1.05	0	0	1.25%	7.9%	12/31/2021	1.06	0	0	1.00%	8.2%	12/31/2021	1.07	0	0	0.75%	8.5%
12/31/2020	0.97	0	0	1.25%	-0.5%	12/31/2020	0.98	0	0	1.00%	-0.3%	12/31/2020	0.98	0	0	0.75%	0.0%
12/31/2019	0.97	8	8	1.25%	17.5%	12/31/2019	0.98	0	0	1.00%	17.8%	12/31/2019	0.98	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	0.50%	21.5%	12/31/2023	$1.17	0	$0	0.25%	21.8%	12/31/2023	$1.19	0	$0	0.00%	22.1%
12/31/2022	0.95	0	0	0.50%	-11.6%	12/31/2022	0.96	0	0	0.25%	-11.4%	12/31/2022	0.98	0	0	0.00%	-11.2%
12/31/2021	1.08	0	0	0.50%	8.8%	12/31/2021	1.09	0	0	0.25%	9.0%	12/31/2021	1.10	0	0	0.00%	9.3%
12/31/2020	0.99	0	0	0.50%	0.2%	12/31/2020	1.00	0	0	0.25%	0.5%	12/31/2020	1.00	0	0	0.00%	0.7%
12/31/2019	0.99	0	0	0.50%	18.4%	12/31/2019	0.99	0	0	0.25%	18.7%	12/31/2019	1.00	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon International Equity Fund R6 Class - 06-33Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,975	$39,750	2,326
Receivables: investments sold	593
Payables: investments purchased	-
Net assets	$42,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,568	37,548	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$42,568	37,548

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,343
Mortality & expense charges			(428)
Net investment income (loss)			915

Gain (loss) on investments:
Net realized gain (loss)			(194)
Realized gain distributions			802
Net change in unrealized appreciation (depreciation)			4,757
Net gain (loss)			5,365

Increase (decrease) in net assets from operations			$6,280

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$915	$518
Net realized gain (loss)		(194)	(346)
Realized gain distributions		802	-
Net change in unrealized appreciation (depreciation)		4,757	(2,462)

Increase (decrease) in net assets from operations		6,280	(2,290)

Contract owner transactions:
Proceeds from units sold		14,152	11,970
Cost of units redeemed		(5,555)	(3,753)
Account charges		-	(6)
Increase (decrease)		8,597	8,211
Net increase (decrease)		14,877	5,921
Net assets, beginning		27,691	21,770
Net assets, ending		$42,568	$27,691

Units sold		13,306	13,243
Units redeemed		(5,350)	(4,134)
Net increase (decrease)		7,956	9,109
Units outstanding, beginning		29,592	20,483
Units outstanding, ending		37,548	29,592

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,464,674
Cost of units redeemed/account charges			(1,413,976)
Net investment income (loss)			9,647
Net realized gain (loss)			(23,374)
Realized gain distributions			3,372
Net change in unrealized appreciation (depreciation)			2,225
Net assets			$42,568
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	38	$43	1.25%	21.2%	12/31/2023	$1.15	0	$0	1.00%	21.5%	12/31/2023	$1.17	0	$0	0.75%	21.8%
12/31/2022	0.94	30	28	1.25%	-12.0%	12/31/2022	0.95	0	0	1.00%	-11.7%	12/31/2022	0.96	0	0	0.75%	-11.5%
12/31/2021	1.06	20	22	1.25%	8.3%	12/31/2021	1.07	0	0	1.00%	8.6%	12/31/2021	1.08	0	0	0.75%	8.9%
12/31/2020	0.98	10	10	1.25%	-0.1%	12/31/2020	0.99	0	0	1.00%	0.1%	12/31/2020	0.99	0	0	0.75%	0.4%
12/31/2019	0.98	764	750	1.25%	18.1%	12/31/2019	0.99	0	0	1.00%	18.3%	12/31/2019	0.99	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	22.1%	12/31/2023	$1.20	0	$0	0.25%	22.4%	12/31/2023	$1.22	0	$0	0.00%	22.7%
12/31/2022	0.97	0	0	0.50%	-11.3%	12/31/2022	0.98	0	0	0.25%	-11.1%	12/31/2022	0.99	0	0	0.00%	-10.9%
12/31/2021	1.09	0	0	0.50%	9.2%	12/31/2021	1.10	0	0	0.25%	9.4%	12/31/2021	1.11	0	0	0.00%	9.7%
12/31/2020	1.00	0	0	0.50%	0.6%	12/31/2020	1.01	0	0	0.25%	0.9%	12/31/2020	1.02	0	0	0.00%	1.1%
12/31/2019	1.00	0	0	0.50%	18.9%	12/31/2019	1.00	0	0	0.25%	19.2%	12/31/2019	1.00	0	0	0.00%	19.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	3.3%
2021	4.2%
2020	0.4%
2019	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon Shp SMID Eq R5 Class - 06-6J6 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	1.25%	8.1%	12/31/2023	$1.16	0	$0	1.00%	8.4%	12/31/2023	$1.17	0	$0	0.75%	8.6%
12/31/2022	1.07	0	0	1.25%	7.2%	12/31/2022	1.07	0	0	1.00%	7.3%	12/31/2022	1.07	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	8.9%	12/31/2023	$1.17	0	$0	0.25%	9.2%	12/31/2023	$1.18	0	$0	0.00%	9.4%
12/31/2022	1.07	0	0	0.50%	7.4%	12/31/2022	1.07	0	0	0.25%	7.4%	12/31/2022	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Beacon SSI Alt Inc R5 Retirement Class - 06-6TN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	0.7%	12/31/2023	$1.01	0	$0	1.00%	0.7%	12/31/2023	$1.01	0	$0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	0.8%	12/31/2023	$1.01	0	$0	0.25%	0.8%	12/31/2023	$1.01	0	$0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disciplined Growth Fund Investor Class - 06-694

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$634,218	$583,728	26,291
Receivables: investments sold	451
Payables: investments purchased	-
Net assets	$634,669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$634,669	169,388	$3.75
Band 100	-	-	3.86
Band 75	-	-	3.97
Band 50	-	-	4.09
Band 25	-	-	4.21
Band 0	-	-	4.33
Total	$634,669	169,388

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$262
Mortality & expense charges			(6,485)
Net investment income (loss)			(6,223)

Gain (loss) on investments:
Net realized gain (loss)			(2,299)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			187,853
Net gain (loss)			185,554

Increase (decrease) in net assets from operations			$179,331

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,223)	$(6,419)
Net realized gain (loss)		(2,299)	(6,515)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		187,853	(214,138)

Increase (decrease) in net assets from operations		179,331	(227,072)

Contract owner transactions:
Proceeds from units sold		58,441	24,615
Cost of units redeemed		(34,966)	(158,190)
Account charges		-	(18)
Increase (decrease)		23,475	(133,593)
Net increase (decrease)		202,806	(360,665)
Net assets, beginning		431,863	792,528
Net assets, ending		$634,669	$431,863

Units sold		17,123	7,844
Units redeemed		(10,596)	(43,317)
Net increase (decrease)		6,527	(35,473)
Units outstanding, beginning		162,861	198,334
Units outstanding, ending		169,388	162,861

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,481,453
Cost of units redeemed/account charges			(8,203,346)
Net investment income (loss)			(168,845)
Net realized gain (loss)			1,311,561
Realized gain distributions			1,163,356
Net change in unrealized appreciation (depreciation)			50,490
Net assets			$634,669
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.75	169	$635	1.25%	41.3%	12/31/2023	$3.86	0	$0	1.00%	41.7%	12/31/2023	$3.97	0	$0	0.75%	42.0%
12/31/2022	2.65	163	432	1.25%	-32.3%	12/31/2022	2.72	0	0	1.00%	-32.1%	12/31/2022	2.80	0	0	0.75%	-31.9%
12/31/2021	3.92	167	653	1.25%	22.3%	12/31/2021	4.01	0	0	1.00%	22.6%	12/31/2021	4.11	0	0	0.75%	22.9%
12/31/2020	3.20	172	550	1.25%	31.5%	12/31/2020	3.27	0	0	1.00%	31.8%	12/31/2020	3.34	0	0	0.75%	32.1%
12/31/2019	2.44	617	1,503	1.25%	28.3%	12/31/2019	2.48	0	0	1.00%	28.6%	12/31/2019	2.53	0	0	0.75%	29.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.09	0	$0	0.50%	42.4%	12/31/2023	$4.21	0	$0	0.25%	42.7%	12/31/2023	$4.33	0	$0	0.00%	43.1%
12/31/2022	2.87	0	0	0.50%	-31.8%	12/31/2022	2.95	0	0	0.25%	-31.6%	12/31/2022	3.03	0	0	0.00%	-31.4%
12/31/2021	4.21	0	0	0.50%	23.2%	12/31/2021	4.31	0	0	0.25%	23.5%	12/31/2021	4.42	32	140	0.00%	23.8%
12/31/2020	3.42	0	0	0.50%	32.5%	12/31/2020	3.49	0	0	0.25%	32.8%	12/31/2020	3.57	28	99	0.00%	33.1%
12/31/2019	2.58	0	0	0.50%	29.3%	12/31/2019	2.63	0	0	0.25%	29.6%	12/31/2019	2.68	27	71	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio Investor Class - 06-427

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,875,929	$4,070,324	323,920
Receivables: investments sold	1,404
Payables: investments purchased	-
Net assets	$3,877,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,789,902	1,785,870	$2.12
Band 100	-	-	2.20
Band 75	-	-	2.28
Band 50	-	-	2.37
Band 25	-	-	2.46
Band 0	87,431	34,300	2.55
Total	$3,877,333	1,820,170

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$89,152
Mortality & expense charges			(50,972)
Net investment income (loss)			38,180

Gain (loss) on investments:
Net realized gain (loss)			(360,379)
Realized gain distributions			74,136
Net change in unrealized appreciation (depreciation)			705,272
Net gain (loss)			419,029

Increase (decrease) in net assets from operations			$457,209

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,180	$91,333
Net realized gain (loss)		(360,379)	(272,639)
Realized gain distributions		74,136	146,487
Net change in unrealized appreciation (depreciation)		705,272	(1,527,733)

Increase (decrease) in net assets from operations		457,209	(1,562,552)

Contract owner transactions:
Proceeds from units sold		673,741	781,230
Cost of units redeemed		(3,659,988)	(4,451,522)
Account charges		(3,655)	(6,924)
Increase (decrease)		(2,989,902)	(3,677,216)
Net increase (decrease)		(2,532,693)	(5,239,768)
Net assets, beginning		6,410,026	11,649,794
Net assets, ending		$3,877,333	$6,410,026

Units sold		333,001	432,210
Units redeemed		(1,819,341)	(2,281,729)
Net increase (decrease)		(1,486,340)	(1,849,519)
Units outstanding, beginning		3,306,510	5,156,029
Units outstanding, ending		1,820,170	3,306,510

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$89,939,834
Cost of units redeemed/account charges			(90,908,933)
Net investment income (loss)			1,035,813
Net realized gain (loss)			1,358,052
Realized gain distributions			2,646,962
Net change in unrealized appreciation (depreciation)			(194,395)
Net assets			$3,877,333
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.12	1,786	$3,790	1.25%	9.7%	12/31/2023	$2.20	0	$0	1.00%	10.0%	12/31/2023	$2.28	0	$0	0.75%	10.2%
12/31/2022	1.93	3,270	6,326	1.25%	-14.3%	12/31/2022	2.00	0	0	1.00%	-14.1%	12/31/2022	2.07	0	0	0.75%	-13.9%
12/31/2021	2.26	5,127	11,573	1.25%	7.5%	12/31/2021	2.33	0	0	1.00%	7.8%	12/31/2021	2.40	0	0	0.75%	8.1%
12/31/2020	2.10	16,897	35,468	1.25%	9.3%	12/31/2020	2.16	0	0	1.00%	9.6%	12/31/2020	2.23	0	0	0.75%	9.9%
12/31/2019	1.92	2,869	5,508	1.25%	14.4%	12/31/2019	1.97	0	0	1.00%	14.7%	12/31/2019	2.03	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.37	0	$0	0.50%	10.5%	12/31/2023	$2.46	0	$0	0.25%	10.8%	12/31/2023	$2.55	34	$87	0.00%	11.1%
12/31/2022	2.14	0	0	0.50%	-13.6%	12/31/2022	2.22	0	0	0.25%	-13.4%	12/31/2022	2.29	36	84	0.00%	-13.2%
12/31/2021	2.48	0	0	0.50%	8.3%	12/31/2021	2.56	0	0	0.25%	8.6%	12/31/2021	2.64	29	77	0.00%	8.9%
12/31/2020	2.29	0	0	0.50%	10.2%	12/31/2020	2.36	0	0	0.25%	10.4%	12/31/2020	2.43	39	95	0.00%	10.7%
12/31/2019	2.08	0	0	0.50%	15.3%	12/31/2019	2.14	0	0	0.25%	15.6%	12/31/2019	2.19	18	39	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	2.2%
2021	1.8%
2020	1.6%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund A Class - 06-380

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$221,054	$245,849	8,900
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$221,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$195,155	48,582	$4.02
Band 100	25,928	6,132	4.23
Band 75	-	-	4.45
Band 50	-	-	4.68
Band 25	-	-	4.92
Band 0	-	-	5.23
Total	$221,083	54,714

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,561
Mortality & expense charges			(2,649)
Net investment income (loss)			1,912

Gain (loss) on investments:
Net realized gain (loss)			(25,852)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			43,441
Net gain (loss)			17,589

Increase (decrease) in net assets from operations			$19,501

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,912	$1,258
Net realized gain (loss)		(25,852)	3,003
Realized gain distributions		-	20,342
Net change in unrealized appreciation (depreciation)		43,441	(133,804)

Increase (decrease) in net assets from operations		19,501	(109,201)

Contract owner transactions:
Proceeds from units sold		36,209	30,781
Cost of units redeemed		(87,946)	(196,807)
Account charges		(160)	(219)
Increase (decrease)		(51,897)	(166,245)
Net increase (decrease)		(32,396)	(275,446)
Net assets, beginning		253,479	528,925
Net assets, ending		$221,083	$253,479

Units sold		10,669	8,038
Units redeemed		(24,653)	(45,808)
Net increase (decrease)		(13,984)	(37,770)
Units outstanding, beginning		68,698	106,468
Units outstanding, ending		54,714	68,698

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,890,397
Cost of units redeemed/account charges			(18,134,050)
Net investment income (loss)			145,475
Net realized gain (loss)			358,566
Realized gain distributions			985,490
Net change in unrealized appreciation (depreciation)			(24,795)
Net assets			$221,083
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.02	49	$195	1.25%	9.4%	12/31/2023	$4.23	6	$26	1.00%	9.6%	12/31/2023	$4.45	0	$0	0.75%	9.9%
12/31/2022	3.67	63	230	1.25%	-25.8%	12/31/2022	3.86	6	24	1.00%	-25.7%	12/31/2022	4.05	0	0	0.75%	-25.5%
12/31/2021	4.95	100	494	1.25%	39.2%	12/31/2021	5.19	7	35	1.00%	39.6%	12/31/2021	5.43	0	0	0.75%	39.9%
12/31/2020	3.56	99	353	1.25%	-9.7%	12/31/2020	3.72	7	26	1.00%	-9.5%	12/31/2020	3.88	0	0	0.75%	-9.3%
12/31/2019	3.94	124	490	1.25%	28.7%	12/31/2019	4.11	10	42	1.00%	29.0%	12/31/2019	4.28	0	0	0.75%	29.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.68	0	$0	0.50%	10.2%	12/31/2023	$4.92	0	$0	0.25%	10.5%	12/31/2023	$5.23	0	$0	0.00%	10.7%
12/31/2022	4.25	0	0	0.50%	-25.3%	12/31/2022	4.46	0	0	0.25%	-25.1%	12/31/2022	4.72	0	0	0.00%	-24.9%
12/31/2021	5.68	0	0	0.50%	40.3%	12/31/2021	5.95	0	0	0.25%	40.6%	12/31/2021	6.29	0	0	0.00%	41.0%
12/31/2020	4.05	0	0	0.50%	-9.0%	12/31/2020	4.23	0	0	0.25%	-8.8%	12/31/2020	4.46	0	0	0.00%	-8.6%
12/31/2019	4.45	0	0	0.50%	29.7%	12/31/2019	4.64	0	0	0.25%	30.0%	12/31/2019	4.88	0	0	0.00%	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.4%
2021	1.3%
2020	1.3%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund Investor Class - 06-269

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$423,960	$478,816	17,071
Receivables: investments sold	782
Payables: investments purchased	-
Net assets	$424,742

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$424,742	248,114	$1.71
Band 100	-	-	1.78
Band 75	-	-	1.86
Band 50	-	-	1.94
Band 25	-	-	2.02
Band 0	-	-	2.11
Total	$424,742	248,114

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,221
Mortality & expense charges			(5,210)
Net investment income (loss)			5,011

Gain (loss) on investments:
Net realized gain (loss)			(21,334)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			50,884
Net gain (loss)			29,550

Increase (decrease) in net assets from operations			$34,561

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,011	$3,822
Net realized gain (loss)		(21,334)	(7,487)
Realized gain distributions		-	33,910
Net change in unrealized appreciation (depreciation)		50,884	(188,420)

Increase (decrease) in net assets from operations		34,561	(158,175)

Contract owner transactions:
Proceeds from units sold		30,466	77,437
Cost of units redeemed		(64,750)	(88,009)
Account charges		(471)	(544)
Increase (decrease)		(34,755)	(11,116)
Net increase (decrease)		(194)	(169,291)
Net assets, beginning		424,936	594,227
Net assets, ending		$424,742	$424,936

Units sold		19,339	43,117
Units redeemed		(43,313)	(53,946)
Net increase (decrease)		(23,974)	(10,829)
Units outstanding, beginning		272,088	282,917
Units outstanding, ending		248,114	272,088

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$19,176,710
Cost of units redeemed/account charges			(20,723,707)
Net investment income (loss)			185,295
Net realized gain (loss)			1,363,269
Realized gain distributions			478,031
Net change in unrealized appreciation (depreciation)			(54,856)
Net assets			$424,742
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	248	$425	1.25%	9.6%	12/31/2023	$1.78	0	$0	1.00%	9.9%	12/31/2023	$1.86	0	$0	0.75%	10.2%
12/31/2022	1.56	272	425	1.25%	-25.6%	12/31/2022	1.62	0	0	1.00%	-25.5%	12/31/2022	1.69	0	0	0.75%	-25.3%
12/31/2021	2.10	283	594	1.25%	39.6%	12/31/2021	2.18	0	0	1.00%	39.9%	12/31/2021	2.26	0	0	0.75%	40.3%
12/31/2020	1.50	365	549	1.25%	-9.5%	12/31/2020	1.56	0	0	1.00%	-9.3%	12/31/2020	1.61	0	0	0.75%	-9.0%
12/31/2019	1.66	456	757	1.25%	29.0%	12/31/2019	1.72	0	0	1.00%	29.4%	12/31/2019	1.77	0	0	0.75%	29.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	0	$0	0.50%	10.4%	12/31/2023	$2.02	0	$0	0.25%	10.7%	12/31/2023	$2.11	0	$0	0.00%	11.0%
12/31/2022	1.76	0	0	0.50%	-25.1%	12/31/2022	1.83	0	0	0.25%	-24.9%	12/31/2022	1.90	0	0	0.00%	-24.7%
12/31/2021	2.34	0	0	0.50%	40.6%	12/31/2021	2.43	0	0	0.25%	41.0%	12/31/2021	2.52	0	0	0.00%	41.3%
12/31/2020	1.67	0	0	0.50%	-8.8%	12/31/2020	1.72	0	0	0.25%	-8.6%	12/31/2020	1.78	0	0	0.00%	-8.3%
12/31/2019	1.83	0	0	0.50%	30.0%	12/31/2019	1.89	0	0	0.25%	30.3%	12/31/2019	1.95	0	0	0.00%	30.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.0%
2021	1.6%
2020	1.4%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Select Investor Class - 06-440

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$48,873	$40,961	488
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$48,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,894	4,883	$10.01
Band 100	-	-	10.53
Band 75	-	-	11.08
Band 50	-	-	11.66
Band 25	-	-	12.26
Band 0	-	-	14.52
Total	$48,894	4,883

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(687)
Net investment income (loss)			(687)

Gain (loss) on investments:
Net realized gain (loss)			(523)
Realized gain distributions			2,437
Net change in unrealized appreciation (depreciation)			20,069
Net gain (loss)			21,983

Increase (decrease) in net assets from operations			$21,296

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(687)	$(1,618)
Net realized gain (loss)		(523)	3,733
Realized gain distributions		2,437	9,671
Net change in unrealized appreciation (depreciation)		20,069	(62,982)

Increase (decrease) in net assets from operations		21,296	(51,196)

Contract owner transactions:
Proceeds from units sold		4,143	8,308
Cost of units redeemed		(79,519)	(32,339)
Account charges		(6)	(13)
Increase (decrease)		(75,382)	(24,044)
Net increase (decrease)		(54,086)	(75,240)
Net assets, beginning		102,980	178,220
Net assets, ending		$48,894	$102,980

Units sold		487	1,014
Units redeemed		(9,813)	(4,065)
Net increase (decrease)		(9,326)	(3,051)
Units outstanding, beginning		14,209	17,260
Units outstanding, ending		4,883	14,209

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$678,160
Cost of units redeemed/account charges			(823,529)
Net investment income (loss)			(21,188)
Net realized gain (loss)			118,204
Realized gain distributions			89,335
Net change in unrealized appreciation (depreciation)			7,912
Net assets			$48,894
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$10.01	5	$49	1.25%	38.2%	12/31/2023	$10.53	0	$0	1.00%	38.5%	12/31/2023	$11.08	0	$0	0.75%	38.9%
12/31/2022	7.25	14	103	1.25%	-29.8%	12/31/2022	7.60	0	0	1.00%	-29.6%	12/31/2022	7.98	0	0	0.75%	-29.5%
12/31/2021	10.33	17	178	1.25%	23.6%	12/31/2021	10.81	0	0	1.00%	23.9%	12/31/2021	11.31	0	0	0.75%	24.2%
12/31/2020	8.35	18	150	1.25%	32.3%	12/31/2020	8.72	0	0	1.00%	32.6%	12/31/2020	9.11	0	0	0.75%	33.0%
12/31/2019	6.31	35	221	1.25%	34.6%	12/31/2019	6.58	0	0	1.00%	35.0%	12/31/2019	6.85	0	0	0.75%	35.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$11.66	0	$0	0.50%	39.2%	12/31/2023	$12.26	0	$0	0.25%	39.5%	12/31/2023	$14.52	0	$0	0.00%	39.9%
12/31/2022	8.37	0	0	0.50%	-29.3%	12/31/2022	8.79	0	0	0.25%	-29.1%	12/31/2022	10.38	0	0	0.00%	-28.9%
12/31/2021	11.84	0	0	0.50%	24.6%	12/31/2021	12.39	0	0	0.25%	24.9%	12/31/2021	14.61	0	0	0.00%	25.2%
12/31/2020	9.51	0	0	0.50%	33.3%	12/31/2020	9.93	0	0	0.25%	33.6%	12/31/2020	11.67	0	0	0.00%	34.0%
12/31/2019	7.13	0	0	0.50%	35.6%	12/31/2019	7.43	0	0	0.25%	36.0%	12/31/2019	8.71	0	0	0.00%	36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Diversified Bond Fund Investor Class - 06-721

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,820	$3,074	302
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,820

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,820	2,522	$1.12
Band 100	-	-	1.16
Band 75	-	-	1.20
Band 50	-	-	1.24
Band 25	-	-	1.28
Band 0	-	-	1.33
Total	$2,820	2,522

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$89
Mortality & expense charges			(28)
Net investment income (loss)			61

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49
Net gain (loss)			45

Increase (decrease) in net assets from operations			$106

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61	$20
Net realized gain (loss)		(4)	(3)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		49	(254)

Increase (decrease) in net assets from operations		106	(237)

Contract owner transactions:
Proceeds from units sold		852	712
Cost of units redeemed		-	-
Account charges		(8)	(6)
Increase (decrease)		844	706
Net increase (decrease)		950	469
Net assets, beginning		1,870	1,401
Net assets, ending		$2,820	$1,870

Units sold		791	645
Units redeemed		(8)	(14)
Net increase (decrease)		783	631
Units outstanding, beginning		1,739	1,108
Units outstanding, ending		2,522	1,739

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,975
Cost of units redeemed/account charges			(19)
Net investment income (loss)			85
Net realized gain (loss)			4
Realized gain distributions			29
Net change in unrealized appreciation (depreciation)			(254)
Net assets			$2,820
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	3	$3	1.25%	4.0%	12/31/2023	$1.16	0	$0	1.00%	4.3%	12/31/2023	$1.20	0	$0	0.75%	4.5%
12/31/2022	1.08	2	2	1.25%	-15.0%	12/31/2022	1.11	0	0	1.00%	-14.7%	12/31/2022	1.15	0	0	0.75%	-14.5%
12/31/2021	1.26	1	1	1.25%	-2.1%	12/31/2021	1.30	0	0	1.00%	-1.8%	12/31/2021	1.34	0	0	0.75%	-1.6%
12/31/2020	1.29	1	1	1.25%	6.7%	12/31/2020	1.33	0	0	1.00%	7.0%	12/31/2020	1.36	0	0	0.75%	7.2%
12/31/2019	1.21	0	0	1.25%	7.1%	12/31/2019	1.24	0	0	1.00%	7.3%	12/31/2019	1.27	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	4.8%	12/31/2023	$1.28	0	$0	0.25%	5.0%	12/31/2023	$1.33	0	$0	0.00%	5.3%
12/31/2022	1.18	0	0	0.50%	-14.3%	12/31/2022	1.22	0	0	0.25%	-14.1%	12/31/2022	1.26	0	0	0.00%	-13.9%
12/31/2021	1.38	0	0	0.50%	-1.3%	12/31/2021	1.42	0	0	0.25%	-1.1%	12/31/2021	1.46	0	0	0.00%	-0.9%
12/31/2020	1.40	0	0	0.50%	7.5%	12/31/2020	1.44	0	0	0.25%	7.8%	12/31/2020	1.47	0	0	0.00%	8.0%
12/31/2019	1.30	0	0	0.50%	7.9%	12/31/2019	1.33	0	0	0.25%	8.1%	12/31/2019	1.36	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	2.4%
2021	1.5%
2020	1.0%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Select A Class - 06-240

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$409,242	$323,575	4,293
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$409,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$176,005	35,677	$4.93
Band 100	233,223	45,013	5.18
Band 75	-	-	5.44
Band 50	-	-	5.72
Band 25	-	-	6.00
Band 0	-	-	6.30
Total	$409,228	80,690

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,249)
Net investment income (loss)			(3,249)

Gain (loss) on investments:
Net realized gain (loss)			1,593
Realized gain distributions			21,235
Net change in unrealized appreciation (depreciation)			69,926
Net gain (loss)			92,754

Increase (decrease) in net assets from operations			$89,505

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,249)	$(2,676)
Net realized gain (loss)		1,593	3,867
Realized gain distributions		21,235	21,255
Net change in unrealized appreciation (depreciation)		69,926	(117,382)

Increase (decrease) in net assets from operations		89,505	(94,936)

Contract owner transactions:
Proceeds from units sold		106,018	295
Cost of units redeemed		(3,391)	(9,929)
Account charges		(27)	(42)
Increase (decrease)		102,600	(9,676)
Net increase (decrease)		192,105	(104,612)
Net assets, beginning		217,123	321,735
Net assets, ending		$409,228	$217,123

Units sold		22,981	71
Units redeemed		(763)	(2,421)
Net increase (decrease)		22,218	(2,350)
Units outstanding, beginning		58,472	60,822
Units outstanding, ending		80,690	58,472

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,014,214
Cost of units redeemed/account charges			(1,021,261)
Net investment income (loss)			(38,130)
Net realized gain (loss)			170,315
Realized gain distributions			198,423
Net change in unrealized appreciation (depreciation)			85,667
Net assets			$409,228
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.93	36	$176	1.25%	37.8%	12/31/2023	$5.18	45	$233	1.00%	38.2%	12/31/2023	$5.44	0	$0	0.75%	38.5%
12/31/2022	3.58	13	45	1.25%	-30.0%	12/31/2022	3.75	46	172	1.00%	-29.8%	12/31/2022	3.93	0	0	0.75%	-29.6%
12/31/2021	5.11	14	72	1.25%	23.3%	12/31/2021	5.34	47	250	1.00%	23.6%	12/31/2021	5.58	0	0	0.75%	23.9%
12/31/2020	4.15	14	60	1.25%	32.0%	12/31/2020	4.32	49	213	1.00%	32.3%	12/31/2020	4.51	0	0	0.75%	32.6%
12/31/2019	3.14	22	70	1.25%	34.3%	12/31/2019	3.27	49	161	1.00%	34.6%	12/31/2019	3.40	0	0	0.75%	34.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.72	0	$0	0.50%	38.8%	12/31/2023	$6.00	0	$0	0.25%	39.2%	12/31/2023	$6.30	0	$0	0.00%	39.5%
12/31/2022	4.12	0	0	0.50%	-29.5%	12/31/2022	4.31	0	0	0.25%	-29.3%	12/31/2022	4.52	0	0	0.00%	-29.1%
12/31/2021	5.84	0	0	0.50%	24.2%	12/31/2021	6.10	0	0	0.25%	24.6%	12/31/2021	6.37	0	0	0.00%	24.9%
12/31/2020	4.70	0	0	0.50%	33.0%	12/31/2020	4.90	0	0	0.25%	33.3%	12/31/2020	5.10	0	0	0.00%	33.6%
12/31/2019	3.53	0	0	0.50%	35.3%	12/31/2019	3.67	0	0	0.25%	35.6%	12/31/2019	3.82	0	0	0.00%	36.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Growth A Class - 06-200

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,437,811	$1,383,596	82,811
Receivables: investments sold	626
Payables: investments purchased	-
Net assets	$1,438,437

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,347,073	281,436	$4.79
Band 100	91,364	18,174	5.03
Band 75	-	-	5.28
Band 50	-	-	5.55
Band 25	-	-	5.82
Band 0	-	-	6.12
Total	$1,438,437	299,610

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,908)
Net investment income (loss)			(12,908)

Gain (loss) on investments:
Net realized gain (loss)			(87,251)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			229,515
Net gain (loss)			142,264

Increase (decrease) in net assets from operations			$129,356

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,908)	$(9,577)
Net realized gain (loss)		(87,251)	(68,168)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		229,515	(219,269)

Increase (decrease) in net assets from operations		129,356	(297,014)

Contract owner transactions:
Proceeds from units sold		1,242,837	150,273
Cost of units redeemed		(587,887)	(286,749)
Account charges		(100)	(128)
Increase (decrease)		654,850	(136,604)
Net increase (decrease)		784,206	(433,618)
Net assets, beginning		654,231	1,087,849
Net assets, ending		$1,438,437	$654,231

Units sold		271,743	36,087
Units redeemed		(128,863)	(68,520)
Net increase (decrease)		142,880	(32,433)
Units outstanding, beginning		156,730	189,163
Units outstanding, ending		299,610	156,730

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,696,127
Cost of units redeemed/account charges			(5,714,062)
Net investment income (loss)			(199,940)
Net realized gain (loss)			893,091
Realized gain distributions			709,006
Net change in unrealized appreciation (depreciation)			54,215
Net assets			$1,438,437
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.79	281	$1,347	1.25%	15.4%	12/31/2023	$5.03	18	$91	1.00%	15.7%	12/31/2023	$5.28	0	$0	0.75%	15.9%
12/31/2022	4.15	137	567	1.25%	-27.5%	12/31/2022	4.35	20	87	1.00%	-27.3%	12/31/2022	4.55	0	0	0.75%	-27.1%
12/31/2021	5.72	167	957	1.25%	5.5%	12/31/2021	5.98	22	131	1.00%	5.7%	12/31/2021	6.25	0	0	0.75%	6.0%
12/31/2020	5.42	223	1,212	1.25%	48.7%	12/31/2020	5.65	23	129	1.00%	49.1%	12/31/2020	5.90	0	0	0.75%	49.4%
12/31/2019	3.65	260	948	1.25%	34.8%	12/31/2019	3.79	45	170	1.00%	35.1%	12/31/2019	3.95	0	0	0.75%	35.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.55	0	$0	0.50%	16.2%	12/31/2023	$5.82	0	$0	0.25%	16.5%	12/31/2023	$6.12	0	$0	0.00%	16.8%
12/31/2022	4.77	0	0	0.50%	-26.9%	12/31/2022	5.00	0	0	0.25%	-26.8%	12/31/2022	5.24	0	0	0.00%	-26.6%
12/31/2021	6.53	0	0	0.50%	6.3%	12/31/2021	6.82	0	0	0.25%	6.5%	12/31/2021	7.13	0	0	0.00%	6.8%
12/31/2020	6.15	0	0	0.50%	49.8%	12/31/2020	6.41	0	0	0.25%	50.2%	12/31/2020	6.68	0	0	0.00%	50.5%
12/31/2019	4.10	0	0	0.50%	35.8%	12/31/2019	4.27	0	0	0.25%	36.1%	12/31/2019	4.44	0	0	0.00%	36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Diversified Bond Fund A Class - 06-722

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$255,454	$301,483	27,378
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$255,443

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,556	145,736	$1.08
Band 100	97,887	87,518	1.12
Band 75	-	-	1.16
Band 50	-	-	1.20
Band 25	-	-	1.24
Band 0	-	-	1.28
Total	$255,443	233,254

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,654
Mortality & expense charges			(3,859)
Net investment income (loss)			7,795

Gain (loss) on investments:
Net realized gain (loss)			(31,958)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			34,650
Net gain (loss)			2,692

Increase (decrease) in net assets from operations			$10,487

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,795	$4,042
Net realized gain (loss)		(31,958)	(1,760)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		34,650	(72,889)

Increase (decrease) in net assets from operations		10,487	(70,607)

Contract owner transactions:
Proceeds from units sold		2,247	2
Cost of units redeemed		(146,425)	(6,853)
Account charges		(10)	(9)
Increase (decrease)		(144,188)	(6,860)
Net increase (decrease)		(133,701)	(77,467)
Net assets, beginning		389,144	466,611
Net assets, ending		$255,443	$389,144

Units sold		2,017	6
Units redeemed		(139,333)	(6,275)
Net increase (decrease)		(137,316)	(6,269)
Units outstanding, beginning		370,570	376,839
Units outstanding, ending		233,254	370,570

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,064,567
Cost of units redeemed/account charges			(784,230)
Net investment income (loss)			34,809
Net realized gain (loss)			(34,291)
Realized gain distributions			20,617
Net change in unrealized appreciation (depreciation)			(46,029)
Net assets			$255,443
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	146	$158	1.25%	3.7%	12/31/2023	$1.12	88	$98	1.00%	4.0%	12/31/2023	$1.16	0	$0	0.75%	4.3%
12/31/2022	1.04	282	294	1.25%	-15.2%	12/31/2022	1.08	89	95	1.00%	-15.0%	12/31/2022	1.11	0	0	0.75%	-14.8%
12/31/2021	1.23	287	353	1.25%	-2.2%	12/31/2021	1.27	90	114	1.00%	-2.0%	12/31/2021	1.30	0	0	0.75%	-1.7%
12/31/2020	1.26	300	377	1.25%	6.4%	12/31/2020	1.29	90	116	1.00%	6.7%	12/31/2020	1.33	0	0	0.75%	7.0%
12/31/2019	1.18	165	194	1.25%	6.8%	12/31/2019	1.21	98	119	1.00%	7.1%	12/31/2019	1.24	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	4.5%	12/31/2023	$1.24	0	$0	0.25%	4.8%	12/31/2023	$1.28	0	$0	0.00%	5.0%
12/31/2022	1.15	0	0	0.50%	-14.6%	12/31/2022	1.18	0	0	0.25%	-14.4%	12/31/2022	1.22	0	0	0.00%	-14.2%
12/31/2021	1.34	0	0	0.50%	-1.5%	12/31/2021	1.38	0	0	0.25%	-1.3%	12/31/2021	1.42	0	0	0.00%	-1.0%
12/31/2020	1.36	0	0	0.50%	7.2%	12/31/2020	1.40	0	0	0.25%	7.5%	12/31/2020	1.44	0	0	0.00%	7.8%
12/31/2019	1.27	0	0	0.50%	7.6%	12/31/2019	1.30	0	0	0.25%	7.9%	12/31/2019	1.33	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.1%
2021	1.2%
2020	1.2%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund A Class - 06-390

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,444,617	$1,361,412	140,493
Receivables: investments sold	-
Payables: investments purchased	(8,777)
Net assets	$1,435,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,435,840	223,437	$6.43
Band 100	-	-	6.76
Band 75	-	-	7.11
Band 50	-	-	7.48
Band 25	-	-	7.87
Band 0	-	-	8.32
Total	$1,435,840	223,437

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,879
Mortality & expense charges			(15,543)
Net investment income (loss)			(4,664)

Gain (loss) on investments:
Net realized gain (loss)			(8,036)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			185,030
Net gain (loss)			176,994

Increase (decrease) in net assets from operations			$172,330

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,664)	$(8,362)
Net realized gain (loss)		(8,036)	8,920
Realized gain distributions		-	30,903
Net change in unrealized appreciation (depreciation)		185,030	(274,007)

Increase (decrease) in net assets from operations		172,330	(242,546)

Contract owner transactions:
Proceeds from units sold		331,298	462,672
Cost of units redeemed		(192,569)	(600,526)
Account charges		(1,512)	(1,275)
Increase (decrease)		137,217	(139,129)
Net increase (decrease)		309,547	(381,675)
Net assets, beginning		1,126,293	1,507,968
Net assets, ending		$1,435,840	$1,126,293

Units sold		56,004	78,311
Units redeemed		(33,244)	(103,253)
Net increase (decrease)		22,760	(24,942)
Units outstanding, beginning		200,677	225,619
Units outstanding, ending		223,437	200,677

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,185,895
Cost of units redeemed/account charges			(10,614,544)
Net investment income (loss)			(142,021)
Net realized gain (loss)			84,548
Realized gain distributions			1,838,757
Net change in unrealized appreciation (depreciation)			83,205
Net assets			$1,435,840
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.43	223	$1,436	1.25%	14.5%	12/31/2023	$6.76	0	$0	1.00%	14.8%	12/31/2023	$7.11	0	$0	0.75%	15.1%
12/31/2022	5.61	201	1,126	1.25%	-16.0%	12/31/2022	5.89	0	0	1.00%	-15.8%	12/31/2022	6.18	0	0	0.75%	-15.6%
12/31/2021	6.68	226	1,508	1.25%	34.8%	12/31/2021	7.00	0	0	1.00%	35.2%	12/31/2021	7.32	0	0	0.75%	35.5%
12/31/2020	4.96	189	936	1.25%	7.3%	12/31/2020	5.18	0	0	1.00%	7.6%	12/31/2020	5.40	0	0	0.75%	7.9%
12/31/2019	4.62	184	851	1.25%	31.4%	12/31/2019	4.81	0	0	1.00%	31.7%	12/31/2019	5.01	0	0	0.75%	32.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.48	0	$0	0.50%	15.4%	12/31/2023	$7.87	0	$0	0.25%	15.6%	12/31/2023	$8.32	0	$0	0.00%	15.9%
12/31/2022	6.48	0	0	0.50%	-15.4%	12/31/2022	6.80	0	0	0.25%	-15.2%	12/31/2022	7.18	0	0	0.00%	-15.0%
12/31/2021	7.66	0	0	0.50%	35.8%	12/31/2021	8.02	0	0	0.25%	36.2%	12/31/2021	8.45	0	0	0.00%	36.5%
12/31/2020	5.64	28	159	0.50%	8.1%	12/31/2020	5.89	0	0	0.25%	8.4%	12/31/2020	6.19	6	37	0.00%	8.7%
12/31/2019	5.22	29	152	0.50%	32.4%	12/31/2019	5.43	0	0	0.25%	32.7%	12/31/2019	5.69	6	34	0.00%	33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.5%
2021	0.1%
2020	0.2%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund Investor Class - 06-470

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,818,771	$2,477,926	271,928
Receivables: investments sold	1,132
Payables: investments purchased	-
Net assets	$2,819,903

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,819,903	397,628	$7.09
Band 100	-	-	7.46
Band 75	-	-	7.85
Band 50	-	-	8.25
Band 25	-	-	8.68
Band 0	-	-	9.42
Total	$2,819,903	397,628

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$31,095
Mortality & expense charges			(36,388)
Net investment income (loss)			(5,293)

Gain (loss) on investments:
Net realized gain (loss)			15,525
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			355,936
Net gain (loss)			371,461

Increase (decrease) in net assets from operations			$366,168

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,293)	$(17,575)
Net realized gain (loss)		15,525	139,678
Realized gain distributions		-	82,476
Net change in unrealized appreciation (depreciation)		355,936	(1,011,199)

Increase (decrease) in net assets from operations		366,168	(806,620)

Contract owner transactions:
Proceeds from units sold		258,465	848,789
Cost of units redeemed		(854,892)	(1,705,148)
Account charges		(1,641)	(1,930)
Increase (decrease)		(598,068)	(858,289)
Net increase (decrease)		(231,900)	(1,664,909)
Net assets, beginning		3,051,803	4,716,712
Net assets, ending		$2,819,903	$3,051,803

Units sold		39,807	128,201
Units redeemed		(135,536)	(277,035)
Net increase (decrease)		(95,729)	(148,834)
Units outstanding, beginning		493,357	642,191
Units outstanding, ending		397,628	493,357

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$41,255,600
Cost of units redeemed/account charges			(51,892,746)
Net investment income (loss)			(721,522)
Net realized gain (loss)			(95,058)
Realized gain distributions			13,932,784
Net change in unrealized appreciation (depreciation)			340,845
Net assets			$2,819,903
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.09	398	$2,820	1.25%	14.6%	12/31/2023	$7.46	0	$0	1.00%	14.9%	12/31/2023	$7.85	0	$0	0.75%	15.2%
12/31/2022	6.19	493	3,052	1.25%	-15.8%	12/31/2022	6.49	0	0	1.00%	-15.6%	12/31/2022	6.81	0	0	0.75%	-15.4%
12/31/2021	7.34	642	4,717	1.25%	35.2%	12/31/2021	7.69	0	0	1.00%	35.6%	12/31/2021	8.05	0	0	0.75%	35.9%
12/31/2020	5.43	810	4,402	1.25%	7.6%	12/31/2020	5.67	0	0	1.00%	7.8%	12/31/2020	5.92	0	0	0.75%	8.1%
12/31/2019	5.05	1,077	5,436	1.25%	31.8%	12/31/2019	5.26	0	0	1.00%	32.2%	12/31/2019	5.48	0	0	0.75%	32.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.25	0	$0	0.50%	15.5%	12/31/2023	$8.68	0	$0	0.25%	15.8%	12/31/2023	$9.42	0	$0	0.00%	16.1%
12/31/2022	7.15	0	0	0.50%	-15.1%	12/31/2022	7.50	0	0	0.25%	-14.9%	12/31/2022	8.12	0	0	0.00%	-14.7%
12/31/2021	8.42	0	0	0.50%	36.2%	12/31/2021	8.82	0	0	0.25%	36.6%	12/31/2021	9.52	0	0	0.00%	36.9%
12/31/2020	6.18	0	0	0.50%	8.4%	12/31/2020	6.45	0	0	0.25%	8.7%	12/31/2020	6.95	0	0	0.00%	8.9%
12/31/2019	5.70	0	0	0.50%	32.8%	12/31/2019	5.94	0	0	0.25%	33.2%	12/31/2019	6.38	0	0	0.00%	33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.9%
2021	0.4%
2020	0.4%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund A Class - 06-204

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,978	$101,942	9,446
Receivables: investments sold	275
Payables: investments purchased	-
Net assets	$91,253

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,253	73,340	$1.24
Band 100	-	-	1.30
Band 75	-	-	1.36
Band 50	-	-	1.42
Band 25	-	-	1.48
Band 0	-	-	1.54
Total	$91,253	73,340

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$998
Mortality & expense charges			(1,220)
Net investment income (loss)			(222)

Gain (loss) on investments:
Net realized gain (loss)			(4,064)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,231
Net gain (loss)			3,167

Increase (decrease) in net assets from operations			$2,945

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(222)	$1,424
Net realized gain (loss)		(4,064)	(10,540)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,231	(22,797)

Increase (decrease) in net assets from operations		2,945	(31,913)

Contract owner transactions:
Proceeds from units sold		12,573	70,771
Cost of units redeemed		(19,736)	(37,438)
Account charges		(376)	(195)
Increase (decrease)		(7,539)	33,138
Net increase (decrease)		(4,594)	1,225
Net assets, beginning		95,847	94,622
Net assets, ending		$91,253	$95,847

Units sold		10,377	54,266
Units redeemed		(17,028)	(30,153)
Net increase (decrease)		(6,651)	24,113
Units outstanding, beginning		79,991	55,878
Units outstanding, ending		73,340	79,991

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$867,989
Cost of units redeemed/account charges			(740,083)
Net investment income (loss)			(12,600)
Net realized gain (loss)			(27,646)
Realized gain distributions			14,557
Net change in unrealized appreciation (depreciation)			(10,964)
Net assets			$91,253
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	73	$91	1.25%	3.8%	12/31/2023	$1.30	0	$0	1.00%	4.1%	12/31/2023	$1.36	0	$0	0.75%	4.4%
12/31/2022	1.20	80	96	1.25%	-29.2%	12/31/2022	1.25	0	0	1.00%	-29.1%	12/31/2022	1.30	0	0	0.75%	-28.9%
12/31/2021	1.69	56	95	1.25%	-7.5%	12/31/2021	1.76	0	0	1.00%	-7.2%	12/31/2021	1.83	0	0	0.75%	-7.0%
12/31/2020	1.83	64	117	1.25%	23.2%	12/31/2020	1.90	0	0	1.00%	23.5%	12/31/2020	1.96	0	0	0.75%	23.8%
12/31/2019	1.49	60	90	1.25%	20.1%	12/31/2019	1.54	0	0	1.00%	20.4%	12/31/2019	1.59	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	4.6%	12/31/2023	$1.48	0	$0	0.25%	4.9%	12/31/2023	$1.54	0	$0	0.00%	5.1%
12/31/2022	1.35	0	0	0.50%	-28.7%	12/31/2022	1.41	0	0	0.25%	-28.5%	12/31/2022	1.47	0	0	0.00%	-28.4%
12/31/2021	1.90	0	0	0.50%	-6.8%	12/31/2021	1.97	0	0	0.25%	-6.5%	12/31/2021	2.05	0	0	0.00%	-6.3%
12/31/2020	2.04	0	0	0.50%	24.1%	12/31/2020	2.11	0	0	0.25%	24.4%	12/31/2020	2.19	0	0	0.00%	24.7%
12/31/2019	1.64	0	0	0.50%	21.0%	12/31/2019	1.70	0	0	0.25%	21.3%	12/31/2019	1.75	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	2.7%
2021	0.3%
2020	0.9%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Company A Class - 06-385

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,952	$6,466	387
Receivables: investments sold	-
Payables: investments purchased	(149)
Net assets	$5,803

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,803	1,353	$4.29
Band 100	-	-	4.51
Band 75	-	-	4.75
Band 50	-	-	4.99
Band 25	-	-	5.25
Band 0	-	-	5.60
Total	$5,803	1,353

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15
Mortality & expense charges			(63)
Net investment income (loss)			(48)

Gain (loss) on investments:
Net realized gain (loss)			(75)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,082
Net gain (loss)			1,007

Increase (decrease) in net assets from operations			$959

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48)	$(55)
Net realized gain (loss)		(75)	(28)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,082	(1,065)

Increase (decrease) in net assets from operations		959	(1,148)

Contract owner transactions:
Proceeds from units sold		669	821
Cost of units redeemed		(385)	(18)
Account charges		-	-
Increase (decrease)		284	803
Net increase (decrease)		1,243	(345)
Net assets, beginning		4,560	4,905
Net assets, ending		$5,803	$4,560

Units sold		179	216
Units redeemed		(96)	(5)
Net increase (decrease)		83	211
Units outstanding, beginning		1,270	1,059
Units outstanding, ending		1,353	1,270

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,865,526
Cost of units redeemed/account charges			(4,575,453)
Net investment income (loss)			(99,249)
Net realized gain (loss)			682,060
Realized gain distributions			133,433
Net change in unrealized appreciation (depreciation)			(514)
Net assets			$5,803
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.29	1	$6	1.25%	19.5%	12/31/2023	$4.51	0	$0	1.00%	19.8%	12/31/2023	$4.75	0	$0	0.75%	20.1%
12/31/2022	3.59	1	5	1.25%	-22.5%	12/31/2022	3.77	0	0	1.00%	-22.3%	12/31/2022	3.95	0	0	0.75%	-22.1%
12/31/2021	4.63	1	5	1.25%	19.2%	12/31/2021	4.85	0	0	1.00%	19.5%	12/31/2021	5.08	0	0	0.75%	19.8%
12/31/2020	3.89	30	115	1.25%	14.7%	12/31/2020	4.06	0	0	1.00%	15.0%	12/31/2020	4.24	0	0	0.75%	15.3%
12/31/2019	3.39	29	99	1.25%	18.0%	12/31/2019	3.53	0	0	1.00%	18.3%	12/31/2019	3.68	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.99	0	$0	0.50%	20.4%	12/31/2023	$5.25	0	$0	0.25%	20.7%	12/31/2023	$5.60	0	$0	0.00%	21.0%
12/31/2022	4.15	0	0	0.50%	-21.9%	12/31/2022	4.35	0	0	0.25%	-21.8%	12/31/2022	4.63	0	0	0.00%	-21.6%
12/31/2021	5.31	0	0	0.50%	20.1%	12/31/2021	5.56	0	0	0.25%	20.4%	12/31/2021	5.90	0	0	0.00%	20.7%
12/31/2020	4.43	0	0	0.50%	15.5%	12/31/2020	4.62	0	0	0.25%	15.8%	12/31/2020	4.89	0	0	0.00%	16.1%
12/31/2019	3.83	0	0	0.50%	18.8%	12/31/2019	3.99	0	0	0.25%	19.1%	12/31/2019	4.21	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.0%
2021	0.0%
2020	0.3%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund Investor Class - 06-206

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,371	$102,156	8,547
Receivables: investments sold	364
Payables: investments purchased	-
Net assets	$85,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,735	66,080	$1.30
Band 100	-	-	1.35
Band 75	-	-	1.41
Band 50	-	-	1.48
Band 25	-	-	1.54
Band 0	-	-	1.61
Total	$85,735	66,080

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,094
Mortality & expense charges			(1,602)
Net investment income (loss)			(508)

Gain (loss) on investments:
Net realized gain (loss)			(64,552)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			66,706
Net gain (loss)			2,154

Increase (decrease) in net assets from operations			$1,646

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(508)	$2,591
Net realized gain (loss)		(64,552)	(301,791)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		66,706	(1,621)

Increase (decrease) in net assets from operations		1,646	(300,821)

Contract owner transactions:
Proceeds from units sold		12,056	105,531
Cost of units redeemed		(165,695)	(1,076,134)
Account charges		(125)	(1,004)
Increase (decrease)		(153,764)	(971,607)
Net increase (decrease)		(152,118)	(1,272,428)
Net assets, beginning		237,853	1,510,281
Net assets, ending		$85,735	$237,853

Units sold		9,448	79,518
Units redeemed		(134,248)	(748,598)
Net increase (decrease)		(124,800)	(669,080)
Units outstanding, beginning		190,880	859,960
Units outstanding, ending		66,080	190,880

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,096,609
Cost of units redeemed/account charges			(17,431,840)
Net investment income (loss)			(105,855)
Net realized gain (loss)			(500,322)
Realized gain distributions			43,928
Net change in unrealized appreciation (depreciation)			(16,785)
Net assets			$85,735
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	66	$86	1.25%	4.1%	12/31/2023	$1.35	0	$0	1.00%	4.4%	12/31/2023	$1.41	0	$0	0.75%	4.6%
12/31/2022	1.25	191	238	1.25%	-29.0%	12/31/2022	1.30	0	0	1.00%	-28.9%	12/31/2022	1.35	0	0	0.75%	-28.7%
12/31/2021	1.76	860	1,510	1.25%	-7.2%	12/31/2021	1.82	0	0	1.00%	-7.0%	12/31/2021	1.89	0	0	0.75%	-6.7%
12/31/2020	1.89	2,878	5,447	1.25%	23.5%	12/31/2020	1.96	0	0	1.00%	23.8%	12/31/2020	2.03	0	0	0.75%	24.1%
12/31/2019	1.53	6,232	9,550	1.25%	20.4%	12/31/2019	1.58	0	0	1.00%	20.7%	12/31/2019	1.64	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	4.9%	12/31/2023	$1.54	0	$0	0.25%	5.2%	12/31/2023	$1.61	0	$0	0.00%	5.4%
12/31/2022	1.41	0	0	0.50%	-28.5%	12/31/2022	1.47	0	0	0.25%	-28.3%	12/31/2022	1.53	0	0	0.00%	-28.2%
12/31/2021	1.97	0	0	0.50%	-6.5%	12/31/2021	2.04	0	0	0.25%	-6.3%	12/31/2021	2.12	0	0	0.00%	-6.0%
12/31/2020	2.11	0	0	0.50%	24.4%	12/31/2020	2.18	0	0	0.25%	24.7%	12/31/2020	2.26	0	0	0.00%	25.0%
12/31/2019	1.69	0	0	0.50%	21.3%	12/31/2019	1.75	0	0	0.25%	21.6%	12/31/2019	1.81	0	0	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	1.3%
2021	1.2%
2020	1.5%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Growth Fund Investor Class - 06-048

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,927	$167,203	5,792
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$156,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$156,967	77,732	$2.02
Band 100	-	-	2.07
Band 75	-	-	2.12
Band 50	-	-	2.17
Band 25	-	-	2.22
Band 0	-	-	2.27
Total	$156,967	77,732

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,210
Mortality & expense charges			(1,145)
Net investment income (loss)			65

Gain (loss) on investments:
Net realized gain (loss)			(3,220)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,139
Net gain (loss)			18,919

Increase (decrease) in net assets from operations			$18,984

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$65	$(55)
Net realized gain (loss)		(3,220)	(2,354)
Realized gain distributions		-	5,836
Net change in unrealized appreciation (depreciation)		22,139	(25,061)

Increase (decrease) in net assets from operations		18,984	(21,634)

Contract owner transactions:
Proceeds from units sold		73,715	15,487
Cost of units redeemed		(11,647)	(8,858)
Account charges		(43)	(27)
Increase (decrease)		62,025	6,602
Net increase (decrease)		81,009	(15,032)
Net assets, beginning		75,958	90,990
Net assets, ending		$156,967	$75,958

Units sold		37,636	8,648
Units redeemed		(6,102)	(4,576)
Net increase (decrease)		31,534	4,072
Units outstanding, beginning		46,198	42,126
Units outstanding, ending		77,732	46,198

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$265,424
Cost of units redeemed/account charges			(150,735)
Net investment income (loss)			(338)
Net realized gain (loss)			6,360
Realized gain distributions			46,532
Net change in unrealized appreciation (depreciation)			(10,276)
Net assets			$156,967
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.02	78	$157	1.25%	22.8%	12/31/2023	$2.07	0	$0	1.00%	23.1%	12/31/2023	$2.12	0	$0	0.75%	23.4%
12/31/2022	1.64	46	76	1.25%	-23.9%	12/31/2022	1.68	0	0	1.00%	-23.7%	12/31/2022	1.72	0	0	0.75%	-23.5%
12/31/2021	2.16	42	91	1.25%	24.9%	12/31/2021	2.20	0	0	1.00%	25.3%	12/31/2021	2.24	0	0	0.75%	25.6%
12/31/2020	1.73	41	71	1.25%	13.1%	12/31/2020	1.76	0	0	1.00%	13.4%	12/31/2020	1.79	0	0	0.75%	13.6%
12/31/2019	1.53	0	0	1.25%	26.8%	12/31/2019	1.55	0	0	1.00%	27.1%	12/31/2019	1.57	0	0	0.75%	27.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.17	0	$0	0.50%	23.7%	12/31/2023	$2.22	0	$0	0.25%	24.0%	12/31/2023	$2.27	0	$0	0.00%	24.4%
12/31/2022	1.75	0	0	0.50%	-23.3%	12/31/2022	1.79	0	0	0.25%	-23.1%	12/31/2022	1.83	0	0	0.00%	-22.9%
12/31/2021	2.29	0	0	0.50%	25.9%	12/31/2021	2.33	0	0	0.25%	26.2%	12/31/2021	2.37	0	0	0.00%	26.5%
12/31/2020	1.82	0	0	0.50%	13.9%	12/31/2020	1.85	0	0	0.25%	14.2%	12/31/2020	1.88	0	0	0.00%	14.5%
12/31/2019	1.59	0	0	0.50%	27.7%	12/31/2019	1.62	0	0	0.25%	28.0%	12/31/2019	1.64	0	0	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.1%
2021	0.5%
2020	0.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund A Class - 06-400

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,054,759	$6,209,550	802,239
Receivables: investments sold	2,151
Payables: investments purchased	-
Net assets	$6,056,910

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,857,904	988,295	$3.90
Band 100	2,199,006	535,542	4.11
Band 75	-	-	4.32
Band 50	-	-	4.54
Band 25	-	-	4.78
Band 0	-	-	5.06
Total	$6,056,910	1,523,837

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$93,192
Mortality & expense charges			(65,671)
Net investment income (loss)			27,521

Gain (loss) on investments:
Net realized gain (loss)			(74,126)
Realized gain distributions			31,509
Net change in unrealized appreciation (depreciation)			758,146
Net gain (loss)			715,529

Increase (decrease) in net assets from operations			$743,050

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,521	$5,127
Net realized gain (loss)		(74,126)	(65,256)
Realized gain distributions		31,509	196,915
Net change in unrealized appreciation (depreciation)		758,146	(1,358,552)

Increase (decrease) in net assets from operations		743,050	(1,221,766)

Contract owner transactions:
Proceeds from units sold		542,332	652,404
Cost of units redeemed		(761,938)	(1,799,426)
Account charges		(1,114)	(1,147)
Increase (decrease)		(220,720)	(1,148,169)
Net increase (decrease)		522,330	(2,369,935)
Net assets, beginning		5,534,580	7,904,515
Net assets, ending		$6,056,910	$5,534,580

Units sold		159,184	180,049
Units redeemed		(219,700)	(487,191)
Net increase (decrease)		(60,516)	(307,142)
Units outstanding, beginning		1,584,353	1,891,495
Units outstanding, ending		1,523,837	1,584,353

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$42,072,465
Cost of units redeemed/account charges			(46,858,779)
Net investment income (loss)			(249,802)
Net realized gain (loss)			876,698
Realized gain distributions			10,371,119
Net change in unrealized appreciation (depreciation)			(154,791)
Net assets			$6,056,910
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.90	988	$3,858	1.25%	13.6%	12/31/2023	$4.11	536	$2,199	1.00%	13.9%	12/31/2023	$4.32	0	$0	0.75%	14.2%
12/31/2022	3.43	1,037	3,563	1.25%	-16.7%	12/31/2022	3.60	547	1,971	1.00%	-16.5%	12/31/2022	3.78	0	0	0.75%	-16.3%
12/31/2021	4.12	1,353	5,580	1.25%	13.3%	12/31/2021	4.32	539	2,325	1.00%	13.6%	12/31/2021	4.52	0	0	0.75%	13.9%
12/31/2020	3.64	1,371	4,988	1.25%	16.6%	12/31/2020	3.80	564	2,143	1.00%	16.8%	12/31/2020	3.97	0	0	0.75%	17.1%
12/31/2019	3.12	1,909	5,960	1.25%	22.4%	12/31/2019	3.25	590	1,919	1.00%	22.7%	12/31/2019	3.39	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.54	0	$0	0.50%	14.5%	12/31/2023	$4.78	0	$0	0.25%	14.8%	12/31/2023	$5.06	0	$0	0.00%	15.1%
12/31/2022	3.97	0	0	0.50%	-16.1%	12/31/2022	4.16	0	0	0.25%	-15.9%	12/31/2022	4.39	0	0	0.00%	-15.7%
12/31/2021	4.73	0	0	0.50%	14.2%	12/31/2021	4.95	0	0	0.25%	14.5%	12/31/2021	5.21	0	0	0.00%	14.7%
12/31/2020	4.14	11	47	0.50%	17.4%	12/31/2020	4.32	0	0	0.25%	17.7%	12/31/2020	4.54	83	378	0.00%	18.0%
12/31/2019	3.53	12	42	0.50%	23.4%	12/31/2019	3.67	0	0	0.25%	23.7%	12/31/2019	3.85	83	320	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.1%
2021	1.2%
2020	0.4%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Growth Fund A Class - 06-175

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,671,266	$1,829,813	61,832
Receivables: investments sold	58
Payables: investments purchased	-
Net assets	$1,671,324

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,052,536	272,925	$3.86
Band 100	618,788	152,770	4.05
Band 75	-	-	4.25
Band 50	-	-	4.47
Band 25	-	-	4.69
Band 0	-	-	4.93
Total	$1,671,324	425,695

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,929
Mortality & expense charges			(19,170)
Net investment income (loss)			(241)

Gain (loss) on investments:
Net realized gain (loss)			(193,723)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			522,398
Net gain (loss)			328,675

Increase (decrease) in net assets from operations			$328,434

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(241)	$(6,332)
Net realized gain (loss)		(193,723)	(126,538)
Realized gain distributions		-	138,964
Net change in unrealized appreciation (depreciation)		522,398	(641,658)

Increase (decrease) in net assets from operations		328,434	(635,564)

Contract owner transactions:
Proceeds from units sold		123,463	207,037
Cost of units redeemed		(566,397)	(691,479)
Account charges		(927)	(1,030)
Increase (decrease)		(443,861)	(485,472)
Net increase (decrease)		(115,427)	(1,121,036)
Net assets, beginning		1,786,751	2,907,787
Net assets, ending		$1,671,324	$1,786,751

Units sold		36,090	62,854
Units redeemed		(170,694)	(197,171)
Net increase (decrease)		(134,604)	(134,317)
Units outstanding, beginning		560,299	694,616
Units outstanding, ending		425,695	560,299

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,927,474
Cost of units redeemed/account charges			(19,344,012)
Net investment income (loss)			(63,596)
Net realized gain (loss)			524,273
Realized gain distributions			2,785,732
Net change in unrealized appreciation (depreciation)			(158,547)
Net assets			$1,671,324
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.86	273	$1,053	1.25%	22.5%	12/31/2023	$4.05	153	$619	1.00%	22.8%	12/31/2023	$4.25	0	$0	0.75%	23.1%
12/31/2022	3.15	410	1,292	1.25%	-24.1%	12/31/2022	3.30	150	495	1.00%	-23.9%	12/31/2022	3.46	0	0	0.75%	-23.7%
12/31/2021	4.15	546	2,265	1.25%	24.6%	12/31/2021	4.33	148	643	1.00%	24.9%	12/31/2021	4.53	0	0	0.75%	25.2%
12/31/2020	3.33	512	1,702	1.25%	12.8%	12/31/2020	3.47	135	467	1.00%	13.1%	12/31/2020	3.62	0	0	0.75%	13.4%
12/31/2019	2.95	433	1,276	1.25%	26.4%	12/31/2019	3.07	127	391	1.00%	26.8%	12/31/2019	3.19	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.47	0	$0	0.50%	23.4%	12/31/2023	$4.69	0	$0	0.25%	23.7%	12/31/2023	$4.93	0	$0	0.00%	24.0%
12/31/2022	3.62	0	0	0.50%	-23.5%	12/31/2022	3.79	0	0	0.25%	-23.3%	12/31/2022	3.97	0	0	0.00%	-23.1%
12/31/2021	4.73	0	0	0.50%	25.5%	12/31/2021	4.95	0	0	0.25%	25.9%	12/31/2021	5.17	0	0	0.00%	26.2%
12/31/2020	3.77	35	130	0.50%	13.7%	12/31/2020	3.93	0	0	0.25%	14.0%	12/31/2020	4.10	0	0	0.00%	14.2%
12/31/2019	3.32	36	119	0.50%	27.4%	12/31/2019	3.45	0	0	0.25%	27.7%	12/31/2019	3.59	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.8%
2021	0.3%
2020	0.7%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund Investor Class - 06-475

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,738,523	$2,832,133	325,266
Receivables: investments sold	224
Payables: investments purchased	-
Net assets	$2,738,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,738,747	640,993	$4.27
Band 100	-	-	4.49
Band 75	-	-	4.73
Band 50	-	-	4.97
Band 25	-	-	5.23
Band 0	-	-	5.68
Total	$2,738,747	640,993

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$67,861
Mortality & expense charges			(35,014)
Net investment income (loss)			32,847

Gain (loss) on investments:
Net realized gain (loss)			4,487
Realized gain distributions			141,271
Net change in unrealized appreciation (depreciation)			(107,384)
Net gain (loss)			38,374

Increase (decrease) in net assets from operations			$71,221

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,847	$26,751
Net realized gain (loss)		4,487	51,526
Realized gain distributions		141,271	174,814
Net change in unrealized appreciation (depreciation)		(107,384)	(388,302)

Increase (decrease) in net assets from operations		71,221	(135,211)

Contract owner transactions:
Proceeds from units sold		248,642	465,122
Cost of units redeemed		(479,417)	(574,298)
Account charges		(696)	(596)
Increase (decrease)		(231,471)	(109,772)
Net increase (decrease)		(160,250)	(244,983)
Net assets, beginning		2,898,997	3,143,980
Net assets, ending		$2,738,747	$2,898,997

Units sold		59,825	111,513
Units redeemed		(115,053)	(137,560)
Net increase (decrease)		(55,228)	(26,047)
Units outstanding, beginning		696,221	722,268
Units outstanding, ending		640,993	696,221

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$37,225,601
Cost of units redeemed/account charges			(46,148,757)
Net investment income (loss)			1,969,562
Net realized gain (loss)			3,256,924
Realized gain distributions			6,529,027
Net change in unrealized appreciation (depreciation)			(93,610)
Net assets			$2,738,747
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.27	641	$2,739	1.25%	2.6%	12/31/2023	$4.49	0	$0	1.00%	2.9%	12/31/2023	$4.73	0	$0	0.75%	3.1%
12/31/2022	4.16	696	2,899	1.25%	-4.3%	12/31/2022	4.37	0	0	1.00%	-4.1%	12/31/2022	4.58	0	0	0.75%	-3.9%
12/31/2021	4.35	722	3,144	1.25%	15.3%	12/31/2021	4.56	0	0	1.00%	15.6%	12/31/2021	4.77	0	0	0.75%	15.9%
12/31/2020	3.77	1,227	4,633	1.25%	-0.2%	12/31/2020	3.94	0	0	1.00%	0.1%	12/31/2020	4.11	0	0	0.75%	0.3%
12/31/2019	3.78	1,510	5,710	1.25%	22.6%	12/31/2019	3.94	0	0	1.00%	22.9%	12/31/2019	4.10	0	0	0.75%	23.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.97	0	$0	0.50%	3.4%	12/31/2023	$5.23	0	$0	0.25%	3.6%	12/31/2023	$5.68	0	$0	0.00%	3.9%
12/31/2022	4.81	0	0	0.50%	-3.6%	12/31/2022	5.05	0	0	0.25%	-3.4%	12/31/2022	5.46	0	0	0.00%	-3.1%
12/31/2021	4.99	0	0	0.50%	16.2%	12/31/2021	5.22	0	0	0.25%	16.5%	12/31/2021	5.64	0	0	0.00%	16.8%
12/31/2020	4.30	0	0	0.50%	0.6%	12/31/2020	4.48	0	0	0.25%	0.8%	12/31/2020	4.83	0	0	0.00%	1.1%
12/31/2019	4.27	0	0	0.50%	23.5%	12/31/2019	4.45	0	0	0.25%	23.8%	12/31/2019	4.78	0	0	0.00%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.1%
2021	1.7%
2020	1.9%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund A Class - 06-405

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,363,317	$2,477,027	440,180
Receivables: investments sold	-
Payables: investments purchased	(3,949)
Net assets	$2,359,368

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,113,585	476,461	$2.34
Band 100	1,245,783	506,731	2.46
Band 75	-	-	2.59
Band 50	-	-	2.72
Band 25	-	-	2.86
Band 0	-	-	3.02
Total	$2,359,368	983,192

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$51,446
Mortality & expense charges			(25,403)
Net investment income (loss)			26,043

Gain (loss) on investments:
Net realized gain (loss)			(30,447)
Realized gain distributions			1,573
Net change in unrealized appreciation (depreciation)			199,744
Net gain (loss)			170,870

Increase (decrease) in net assets from operations			$196,913

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,043	$17,866
Net realized gain (loss)		(30,447)	(14,169)
Realized gain distributions		1,573	56,519
Net change in unrealized appreciation (depreciation)		199,744	(440,248)

Increase (decrease) in net assets from operations		196,913	(380,032)

Contract owner transactions:
Proceeds from units sold		208,506	276,972
Cost of units redeemed		(317,000)	(341,304)
Account charges		(760)	(760)
Increase (decrease)		(109,254)	(65,092)
Net increase (decrease)		87,659	(445,124)
Net assets, beginning		2,271,709	2,716,833
Net assets, ending		$2,359,368	$2,271,709

Units sold		105,706	133,370
Units redeemed		(151,494)	(162,114)
Net increase (decrease)		(45,788)	(28,744)
Units outstanding, beginning		1,028,980	1,057,724
Units outstanding, ending		983,192	1,028,980

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$21,115,438
Cost of units redeemed/account charges			(21,464,359)
Net investment income (loss)			(6,579)
Net realized gain (loss)			174,965
Realized gain distributions			2,653,613
Net change in unrealized appreciation (depreciation)			(113,710)
Net assets			$2,359,368
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.34	476	$1,114	1.25%	8.8%	12/31/2023	$2.46	507	$1,246	1.00%	9.0%	12/31/2023	$2.59	0	$0	0.75%	9.3%
12/31/2022	2.15	456	981	1.25%	-14.2%	12/31/2022	2.25	573	1,291	1.00%	-13.9%	12/31/2022	2.37	0	0	0.75%	-13.7%
12/31/2021	2.50	466	1,167	1.25%	7.7%	12/31/2021	2.62	592	1,550	1.00%	8.0%	12/31/2021	2.74	0	0	0.75%	8.3%
12/31/2020	2.32	516	1,198	1.25%	11.7%	12/31/2020	2.43	650	1,576	1.00%	12.0%	12/31/2020	2.53	0	0	0.75%	12.2%
12/31/2019	2.08	893	1,857	1.25%	14.2%	12/31/2019	2.17	703	1,524	1.00%	14.5%	12/31/2019	2.26	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.72	0	$0	0.50%	9.6%	12/31/2023	$2.86	0	$0	0.25%	9.9%	12/31/2023	$3.02	0	$0	0.00%	10.1%
12/31/2022	2.48	0	0	0.50%	-13.5%	12/31/2022	2.60	0	0	0.25%	-13.3%	12/31/2022	2.74	0	0	0.00%	-13.1%
12/31/2021	2.87	0	0	0.50%	8.6%	12/31/2021	3.00	0	0	0.25%	8.8%	12/31/2021	3.15	0	0	0.00%	9.1%
12/31/2020	2.64	273	721	0.50%	12.5%	12/31/2020	2.76	0	0	0.25%	12.8%	12/31/2020	2.89	0	0	0.00%	13.1%
12/31/2019	2.35	279	656	0.50%	15.1%	12/31/2019	2.45	0	0	0.25%	15.4%	12/31/2019	2.55	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.8%
2021	1.1%
2020	0.5%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund A Class - 06-285

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,862,183	$4,024,645	459,135
Receivables: investments sold	3,735
Payables: investments purchased	-
Net assets	$3,865,918

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,625,679	673,830	$3.90
Band 100	1,239,998	302,357	4.10
Band 75	-	-	4.31
Band 50	241	53	4.54
Band 25	-	-	4.77
Band 0	-	-	5.05
Total	$3,865,918	976,240

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$86,979
Mortality & expense charges			(48,309)
Net investment income (loss)			38,670

Gain (loss) on investments:
Net realized gain (loss)			(16,249)
Realized gain distributions			203,081
Net change in unrealized appreciation (depreciation)			(140,939)
Net gain (loss)			45,893

Increase (decrease) in net assets from operations			$84,563

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,670	$34,982
Net realized gain (loss)		(16,249)	88,127
Realized gain distributions		203,081	288,493
Net change in unrealized appreciation (depreciation)		(140,939)	(678,516)

Increase (decrease) in net assets from operations		84,563	(266,914)

Contract owner transactions:
Proceeds from units sold		187,356	684,493
Cost of units redeemed		(1,141,313)	(1,333,792)
Account charges		(925)	(1,327)
Increase (decrease)		(954,882)	(650,626)
Net increase (decrease)		(870,319)	(917,540)
Net assets, beginning		4,736,237	5,653,777
Net assets, ending		$3,865,918	$4,736,237

Units sold		48,577	184,277
Units redeemed		(301,204)	(356,703)
Net increase (decrease)		(252,627)	(172,426)
Units outstanding, beginning		1,228,867	1,401,293
Units outstanding, ending		976,240	1,228,867

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$36,016,732
Cost of units redeemed/account charges			(41,676,995)
Net investment income (loss)			1,147,586
Net realized gain (loss)			3,054,918
Realized gain distributions			5,486,139
Net change in unrealized appreciation (depreciation)			(162,462)
Net assets			$3,865,918
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.90	674	$2,626	1.25%	2.4%	12/31/2023	$4.10	302	$1,240	1.00%	2.6%	12/31/2023	$4.31	0	$0	0.75%	2.9%
12/31/2022	3.81	923	3,514	1.25%	-4.6%	12/31/2022	4.00	306	1,222	1.00%	-4.3%	12/31/2022	4.19	0	0	0.75%	-4.1%
12/31/2021	3.99	1,066	4,254	1.25%	15.0%	12/31/2021	4.18	335	1,400	1.00%	15.3%	12/31/2021	4.37	0	0	0.75%	15.6%
12/31/2020	3.47	1,193	4,138	1.25%	-0.4%	12/31/2020	3.62	361	1,309	1.00%	-0.2%	12/31/2020	3.78	0	0	0.75%	0.1%
12/31/2019	3.48	1,377	4,795	1.25%	22.3%	12/31/2019	3.63	382	1,385	1.00%	22.6%	12/31/2019	3.78	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.54	0	$0	0.50%	3.1%	12/31/2023	$4.77	0	$0	0.25%	3.4%	12/31/2023	$5.05	0	$0	0.00%	3.6%
12/31/2022	4.40	0	0	0.50%	-3.9%	12/31/2022	4.62	0	0	0.25%	-3.6%	12/31/2022	4.87	0	0	0.00%	-3.4%
12/31/2021	4.58	0	0	0.50%	15.9%	12/31/2021	4.79	0	0	0.25%	16.2%	12/31/2021	5.04	0	0	0.00%	16.5%
12/31/2020	3.95	69	274	0.50%	0.3%	12/31/2020	4.12	0	0	0.25%	0.6%	12/31/2020	4.33	25	106	0.00%	0.8%
12/31/2019	3.94	80	316	0.50%	23.2%	12/31/2019	4.10	0	0	0.25%	23.5%	12/31/2019	4.29	35	152	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.9%
2021	1.6%
2020	1.7%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ginnie Mae A Class - 06-435

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$188,052	$195,218	20,818
Receivables: investments sold	357
Payables: investments purchased	-
Net assets	$188,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$182,937	147,840	$1.24
Band 100	5,472	4,204	1.30
Band 75	-	-	1.37
Band 50	-	-	1.44
Band 25	-	-	1.52
Band 0	-	-	1.59
Total	$188,409	152,044

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,566
Mortality & expense charges			(3,047)
Net investment income (loss)			4,519

Gain (loss) on investments:
Net realized gain (loss)			(12,423)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,912
Net gain (loss)			489

Increase (decrease) in net assets from operations			$5,008

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,519	$3,428
Net realized gain (loss)		(12,423)	(53,494)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,912	(2,776)

Increase (decrease) in net assets from operations		5,008	(52,842)

Contract owner transactions:
Proceeds from units sold		30,073	362,178
Cost of units redeemed		(154,262)	(491,840)
Account charges		(307)	(789)
Increase (decrease)		(124,496)	(130,451)
Net increase (decrease)		(119,488)	(183,293)
Net assets, beginning		307,897	491,190
Net assets, ending		$188,409	$307,897

Units sold		25,041	281,170
Units redeemed		(125,805)	(384,417)
Net increase (decrease)		(100,764)	(103,247)
Units outstanding, beginning		252,808	356,055
Units outstanding, ending		152,044	252,808

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$50,040,329
Cost of units redeemed/account charges			(50,348,578)
Net investment income (loss)			498,230
Net realized gain (loss)			5,594
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,166)
Net assets			$188,409
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	148	$183	1.25%	3.1%	12/31/2023	$1.30	4	$5	1.00%	3.4%	12/31/2023	$1.37	0	$0	0.75%	3.7%
12/31/2022	1.20	175	210	1.25%	-12.8%	12/31/2022	1.26	78	98	1.00%	-12.6%	12/31/2022	1.32	0	0	0.75%	-12.4%
12/31/2021	1.38	337	464	1.25%	-3.1%	12/31/2021	1.44	19	27	1.00%	-2.9%	12/31/2021	1.51	0	0	0.75%	-2.6%
12/31/2020	1.42	387	550	1.25%	2.2%	12/31/2020	1.48	20	29	1.00%	2.4%	12/31/2020	1.55	0	0	0.75%	2.7%
12/31/2019	1.39	483	671	1.25%	4.6%	12/31/2019	1.45	57	82	1.00%	4.9%	12/31/2019	1.51	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	3.9%	12/31/2023	$1.52	0	$0	0.25%	4.2%	12/31/2023	$1.59	0	$0	0.00%	4.4%
12/31/2022	1.39	0	0	0.50%	-12.2%	12/31/2022	1.45	0	0	0.25%	-11.9%	12/31/2022	1.53	0	0	0.00%	-11.7%
12/31/2021	1.58	0	0	0.50%	-2.4%	12/31/2021	1.65	0	0	0.25%	-2.1%	12/31/2021	1.73	0	0	0.00%	-1.9%
12/31/2020	1.62	0	0	0.50%	3.0%	12/31/2020	1.69	0	0	0.25%	3.2%	12/31/2020	1.76	0	0	0.00%	3.5%
12/31/2019	1.57	0	0	0.50%	5.4%	12/31/2019	1.64	0	0	0.25%	5.6%	12/31/2019	1.70	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	2.1%
2021	1.4%
2020	2.4%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund A Class - 06-415

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,748,620	$10,383,249	1,600,187
Receivables: investments sold	-
Payables: investments purchased	(3,481)
Net assets	$9,745,139

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,032,268	1,906,513	$3.16
Band 100	3,712,871	1,115,575	3.33
Band 75	-	-	3.50
Band 50	-	-	3.68
Band 25	-	-	3.87
Band 0	-	-	4.10
Total	$9,745,139	3,022,088

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$181,664
Mortality & expense charges			(108,857)
Net investment income (loss)			72,807

Gain (loss) on investments:
Net realized gain (loss)			(157,109)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,120,123
Net gain (loss)			963,014

Increase (decrease) in net assets from operations			$1,035,821

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72,807	$(5,891)
Net realized gain (loss)		(157,109)	(134,048)
Realized gain distributions		-	360,882
Net change in unrealized appreciation (depreciation)		1,120,123	(2,102,851)

Increase (decrease) in net assets from operations		1,035,821	(1,881,908)

Contract owner transactions:
Proceeds from units sold		625,938	655,343
Cost of units redeemed		(1,205,923)	(1,773,538)
Account charges		(9,502)	(8,294)
Increase (decrease)		(589,487)	(1,126,489)
Net increase (decrease)		446,334	(3,008,397)
Net assets, beginning		9,298,805	12,307,202
Net assets, ending		$9,745,139	$9,298,805

Units sold		210,882	228,074
Units redeemed		(399,058)	(590,800)
Net increase (decrease)		(188,176)	(362,726)
Units outstanding, beginning		3,210,264	3,572,990
Units outstanding, ending		3,022,088	3,210,264

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$125,821,093
Cost of units redeemed/account charges			(133,660,178)
Net investment income (loss)			(54,518)
Net realized gain (loss)			1,014,593
Realized gain distributions			17,258,778
Net change in unrealized appreciation (depreciation)			(634,629)
Net assets			$9,745,139
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.16	1,907	$6,032	1.25%	11.5%	12/31/2023	$3.33	1,116	$3,713	1.00%	11.7%	12/31/2023	$3.50	0	$0	0.75%	12.0%
12/31/2022	2.84	1,883	5,344	1.25%	-16.0%	12/31/2022	2.98	1,328	3,954	1.00%	-15.8%	12/31/2022	3.13	0	0	0.75%	-15.6%
12/31/2021	3.38	2,080	7,029	1.25%	10.8%	12/31/2021	3.54	1,493	5,279	1.00%	11.0%	12/31/2021	3.70	0	0	0.75%	11.3%
12/31/2020	3.05	2,201	6,715	1.25%	14.4%	12/31/2020	3.18	1,921	6,118	1.00%	14.7%	12/31/2020	3.32	0	0	0.75%	15.0%
12/31/2019	2.67	3,007	8,018	1.25%	18.9%	12/31/2019	2.78	2,219	6,163	1.00%	19.2%	12/31/2019	2.89	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.68	0	$0	0.50%	12.3%	12/31/2023	$3.87	0	$0	0.25%	12.6%	12/31/2023	$4.10	0	$0	0.00%	12.9%
12/31/2022	3.28	0	0	0.50%	-15.3%	12/31/2022	3.44	0	0	0.25%	-15.1%	12/31/2022	3.63	0	0	0.00%	-14.9%
12/31/2021	3.87	0	0	0.50%	11.6%	12/31/2021	4.06	0	0	0.25%	11.9%	12/31/2021	4.27	0	0	0.00%	12.2%
12/31/2020	3.47	1	2	0.50%	15.3%	12/31/2020	3.62	0	0	0.25%	15.5%	12/31/2020	3.81	0	0	0.00%	15.8%
12/31/2019	3.01	1	2	0.50%	19.8%	12/31/2019	3.14	0	0	0.25%	20.1%	12/31/2019	3.29	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.0%
2021	1.1%
2020	0.7%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Growth Fund A Class - 06-445

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$857,699	$689,060	18,659
Receivables: investments sold	-
Payables: investments purchased	(2,333)
Net assets	$855,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$286,976	47,597	$6.03
Band 100	568,390	89,619	6.34
Band 75	-	-	6.67
Band 50	-	-	7.02
Band 25	-	-	7.38
Band 0	-	-	7.77
Total	$855,366	137,216

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,781)
Net investment income (loss)			(9,781)

Gain (loss) on investments:
Net realized gain (loss)			58,587
Realized gain distributions			41,577
Net change in unrealized appreciation (depreciation)			232,503
Net gain (loss)			332,667

Increase (decrease) in net assets from operations			$322,886

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,781)	$(15,739)
Net realized gain (loss)		58,587	45,055
Realized gain distributions		41,577	59,855
Net change in unrealized appreciation (depreciation)		232,503	(694,540)

Increase (decrease) in net assets from operations		322,886	(605,369)

Contract owner transactions:
Proceeds from units sold		61,549	64,030
Cost of units redeemed		(669,884)	(245,492)
Account charges		(119)	(130)
Increase (decrease)		(608,454)	(181,592)
Net increase (decrease)		(285,568)	(786,961)
Net assets, beginning		1,140,934	1,927,895
Net assets, ending		$855,366	$1,140,934

Units sold		10,635	12,011
Units redeemed		(134,773)	(49,216)
Net increase (decrease)		(124,138)	(37,205)
Units outstanding, beginning		261,354	298,559
Units outstanding, ending		137,216	261,354

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,014,573
Cost of units redeemed/account charges			(15,134,151)
Net investment income (loss)			(359,787)
Net realized gain (loss)			1,411,789
Realized gain distributions			2,754,303
Net change in unrealized appreciation (depreciation)			168,639
Net assets			$855,366
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.03	48	$287	1.25%	41.1%	12/31/2023	$6.34	90	$568	1.00%	41.5%	12/31/2023	$6.67	0	$0	0.75%	41.8%
12/31/2022	4.27	145	620	1.25%	-32.5%	12/31/2022	4.48	116	521	1.00%	-32.3%	12/31/2022	4.70	0	0	0.75%	-32.1%
12/31/2021	6.33	165	1,043	1.25%	25.6%	12/31/2021	6.62	134	885	1.00%	25.9%	12/31/2021	6.93	0	0	0.75%	26.2%
12/31/2020	5.04	180	908	1.25%	33.2%	12/31/2020	5.26	140	739	1.00%	33.5%	12/31/2020	5.49	0	0	0.75%	33.8%
12/31/2019	3.78	369	1,397	1.25%	33.4%	12/31/2019	3.94	157	619	1.00%	33.8%	12/31/2019	4.10	0	0	0.75%	34.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.02	0	$0	0.50%	42.2%	12/31/2023	$7.38	0	$0	0.25%	42.6%	12/31/2023	$7.77	0	$0	0.00%	42.9%
12/31/2022	4.94	0	0	0.50%	-32.0%	12/31/2022	5.18	0	0	0.25%	-31.8%	12/31/2022	5.44	0	0	0.00%	-31.6%
12/31/2021	7.25	0	0	0.50%	26.5%	12/31/2021	7.59	0	0	0.25%	26.9%	12/31/2021	7.95	0	0	0.00%	27.2%
12/31/2020	5.73	0	0	0.50%	34.2%	12/31/2020	5.98	0	0	0.25%	34.5%	12/31/2020	6.25	0	0	0.00%	34.8%
12/31/2019	4.27	0	0	0.50%	34.4%	12/31/2019	4.45	0	0	0.25%	34.8%	12/31/2019	4.64	0	0	0.00%	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.1%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund A Class - 06-430

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,621,561	$2,349,435	38,079
Receivables: investments sold	1,381
Payables: investments purchased	-
Net assets	$2,622,942

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,322,790	344,944	$6.73
Band 100	300,152	42,374	7.08
Band 75	-	-	7.45
Band 50	-	-	7.84
Band 25	-	-	8.24
Band 0	-	-	8.72
Total	$2,622,942	387,318

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(21,797)
Net investment income (loss)			(21,797)

Gain (loss) on investments:
Net realized gain (loss)			3,626
Realized gain distributions			161,844
Net change in unrealized appreciation (depreciation)			462,178
Net gain (loss)			627,648

Increase (decrease) in net assets from operations			$605,851

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,797)	$(19,326)
Net realized gain (loss)		3,626	176,521
Realized gain distributions		161,844	98,162
Net change in unrealized appreciation (depreciation)		462,178	(940,396)

Increase (decrease) in net assets from operations		605,851	(685,039)

Contract owner transactions:
Proceeds from units sold		1,002,101	733,914
Cost of units redeemed		(333,788)	(716,351)
Account charges		(462)	(361)
Increase (decrease)		667,851	17,202
Net increase (decrease)		1,273,702	(667,837)
Net assets, beginning		1,349,240	2,017,077
Net assets, ending		$2,622,942	$1,349,240

Units sold		167,818	126,695
Units redeemed		(61,037)	(124,463)
Net increase (decrease)		106,781	2,232
Units outstanding, beginning		280,537	278,305
Units outstanding, ending		387,318	280,537

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,997,587
Cost of units redeemed/account charges			(4,156,525)
Net investment income (loss)			(190,316)
Net realized gain (loss)			757,901
Realized gain distributions			942,169
Net change in unrealized appreciation (depreciation)			272,126
Net assets			$2,622,942
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.73	345	$2,323	1.25%	41.2%	12/31/2023	$7.08	42	$300	1.00%	41.5%	12/31/2023	$7.45	0	$0	0.75%	41.9%
12/31/2022	4.77	233	1,110	1.25%	-33.5%	12/31/2022	5.00	48	240	1.00%	-33.3%	12/31/2022	5.25	0	0	0.75%	-33.1%
12/31/2021	7.17	213	1,526	1.25%	21.4%	12/31/2021	7.50	65	491	1.00%	21.7%	12/31/2021	7.85	0	0	0.75%	22.0%
12/31/2020	5.91	229	1,352	1.25%	47.5%	12/31/2020	6.17	68	417	1.00%	47.9%	12/31/2020	6.44	0	0	0.75%	48.3%
12/31/2019	4.00	184	738	1.25%	32.6%	12/31/2019	4.17	80	334	1.00%	32.9%	12/31/2019	4.34	0	0	0.75%	33.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.84	0	$0	0.50%	42.2%	12/31/2023	$8.24	0	$0	0.25%	42.6%	12/31/2023	$8.72	0	$0	0.00%	43.0%
12/31/2022	5.51	0	0	0.50%	-33.0%	12/31/2022	5.78	0	0	0.25%	-32.8%	12/31/2022	6.10	0	0	0.00%	-32.6%
12/31/2021	8.22	0	0	0.50%	22.3%	12/31/2021	8.60	0	0	0.25%	22.6%	12/31/2021	9.06	0	0	0.00%	22.9%
12/31/2020	6.72	0	0	0.50%	48.7%	12/31/2020	7.02	0	0	0.25%	49.0%	12/31/2020	7.37	0	0	0.00%	49.4%
12/31/2019	4.52	0	0	0.50%	33.6%	12/31/2019	4.71	0	0	0.25%	33.9%	12/31/2019	4.93	0	0	0.00%	34.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund A Class - 06-290

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,948,281	$3,181,682	158,907
Receivables: investments sold	-
Payables: investments purchased	(549)
Net assets	$2,947,732

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,036,684	295,009	$6.90
Band 100	426,234	58,691	7.26
Band 75	-	-	7.64
Band 50	484,814	60,330	8.04
Band 25	-	-	8.45
Band 0	-	-	8.96
Total	$2,947,732	414,030

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(31,954)
Net investment income (loss)			(31,954)

Gain (loss) on investments:
Net realized gain (loss)			(127,394)
Realized gain distributions			26,887
Net change in unrealized appreciation (depreciation)			658,426
Net gain (loss)			557,919

Increase (decrease) in net assets from operations			$525,965

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,954)	$(38,375)
Net realized gain (loss)		(127,394)	(192,494)
Realized gain distributions		26,887	40,196
Net change in unrealized appreciation (depreciation)		658,426	(1,335,050)

Increase (decrease) in net assets from operations		525,965	(1,525,723)

Contract owner transactions:
Proceeds from units sold		97,300	113,789
Cost of units redeemed		(735,719)	(868,067)
Account charges		(574)	(636)
Increase (decrease)		(638,993)	(754,914)
Net increase (decrease)		(113,028)	(2,280,637)
Net assets, beginning		3,060,760	5,341,397
Net assets, ending		$2,947,732	$3,060,760

Units sold		16,366	18,199
Units redeemed		(109,373)	(141,184)
Net increase (decrease)		(93,007)	(122,985)
Units outstanding, beginning		507,037	630,022
Units outstanding, ending		414,030	507,037

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$46,070,669
Cost of units redeemed/account charges			(57,401,118)
Net investment income (loss)			(1,698,098)
Net realized gain (loss)			4,759,643
Realized gain distributions			11,450,037
Net change in unrealized appreciation (depreciation)			(233,401)
Net assets			$2,947,732
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.90	295	$2,037	1.25%	18.8%	12/31/2023	$7.26	59	$426	1.00%	19.1%	12/31/2023	$7.64	0	$0	0.75%	19.3%
12/31/2022	5.81	336	1,954	1.25%	-29.2%	12/31/2022	6.10	67	408	1.00%	-29.0%	12/31/2022	6.40	0	0	0.75%	-28.8%
12/31/2021	8.21	435	3,567	1.25%	9.4%	12/31/2021	8.59	79	681	1.00%	9.7%	12/31/2021	8.99	0	0	0.75%	10.0%
12/31/2020	7.50	481	3,609	1.25%	40.4%	12/31/2020	7.83	83	646	1.00%	40.8%	12/31/2020	8.18	0	0	0.75%	41.1%
12/31/2019	5.34	567	3,028	1.25%	33.5%	12/31/2019	5.56	94	524	1.00%	33.8%	12/31/2019	5.79	0	0	0.75%	34.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.04	60	$485	0.50%	19.6%	12/31/2023	$8.45	0	$0	0.25%	19.9%	12/31/2023	$8.96	0	$0	0.00%	20.2%
12/31/2022	6.72	104	699	0.50%	-28.6%	12/31/2022	7.05	0	0	0.25%	-28.5%	12/31/2022	7.46	0	0	0.00%	-28.3%
12/31/2021	9.41	116	1,093	0.50%	10.3%	12/31/2021	9.85	0	0	0.25%	10.5%	12/31/2021	10.39	0	0	0.00%	10.8%
12/31/2020	8.54	125	1,064	0.50%	41.5%	12/31/2020	8.91	0	0	0.25%	41.8%	12/31/2020	9.38	0	0	0.00%	42.2%
12/31/2019	6.03	154	928	0.50%	34.5%	12/31/2019	6.28	0	0	0.25%	34.8%	12/31/2019	6.60	42	275	0.00%	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund Investor Class - 06-450

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,560,531	$3,357,156	61,144
Receivables: investments sold	-
Payables: investments purchased	(4,063)
Net assets	$4,556,468

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,556,468	367,545	$12.40
Band 100	-	-	13.04
Band 75	-	-	13.72
Band 50	-	-	14.43
Band 25	-	-	15.18
Band 0	-	-	17.97
Total	$4,556,468	367,545

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(49,003)
Net investment income (loss)			(49,003)

Gain (loss) on investments:
Net realized gain (loss)			66,290
Realized gain distributions			259,736
Net change in unrealized appreciation (depreciation)			1,045,555
Net gain (loss)			1,371,581

Increase (decrease) in net assets from operations			$1,322,578

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(49,003)	$(50,187)
Net realized gain (loss)		66,290	212,659
Realized gain distributions		259,736	231,674
Net change in unrealized appreciation (depreciation)		1,045,555	(2,175,828)

Increase (decrease) in net assets from operations		1,322,578	(1,781,682)

Contract owner transactions:
Proceeds from units sold		391,539	237,212
Cost of units redeemed		(302,658)	(726,851)
Account charges		(5,416)	(4,693)
Increase (decrease)		83,465	(494,332)
Net increase (decrease)		1,406,043	(2,276,014)
Net assets, beginning		3,150,425	5,426,439
Net assets, ending		$4,556,468	$3,150,425

Units sold		37,544	23,750
Units redeemed		(29,680)	(77,287)
Net increase (decrease)		7,864	(53,537)
Units outstanding, beginning		359,681	413,218
Units outstanding, ending		367,545	359,681

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,725,055
Cost of units redeemed/account charges			(7,279,252)
Net investment income (loss)			(417,959)
Net realized gain (loss)			1,439,030
Realized gain distributions			1,886,219
Net change in unrealized appreciation (depreciation)			1,203,375
Net assets			$4,556,468
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$12.40	368	$4,556	1.25%	41.5%	12/31/2023	$13.04	0	$0	1.00%	41.9%	12/31/2023	$13.72	0	$0	0.75%	42.2%
12/31/2022	8.76	360	3,150	1.25%	-33.3%	12/31/2022	9.19	0	0	1.00%	-33.1%	12/31/2022	9.64	0	0	0.75%	-33.0%
12/31/2021	13.13	413	5,426	1.25%	21.7%	12/31/2021	13.75	0	0	1.00%	22.0%	12/31/2021	14.39	0	0	0.75%	22.3%
12/31/2020	10.79	383	4,133	1.25%	47.9%	12/31/2020	11.27	0	0	1.00%	48.3%	12/31/2020	11.76	0	0	0.75%	48.7%
12/31/2019	7.30	410	2,988	1.25%	32.9%	12/31/2019	7.60	0	0	1.00%	33.3%	12/31/2019	7.91	0	0	0.75%	33.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$14.43	0	$0	0.50%	42.6%	12/31/2023	$15.18	0	$0	0.25%	43.0%	12/31/2023	$17.97	0	$0	0.00%	43.3%
12/31/2022	10.12	0	0	0.50%	-32.8%	12/31/2022	10.62	0	0	0.25%	-32.6%	12/31/2022	12.54	0	0	0.00%	-32.5%
12/31/2021	15.06	0	0	0.50%	22.6%	12/31/2021	15.76	0	0	0.25%	22.9%	12/31/2021	18.56	0	0	0.00%	23.2%
12/31/2020	12.28	0	0	0.50%	49.0%	12/31/2020	12.82	0	0	0.25%	49.4%	12/31/2020	15.06	0	0	0.00%	49.8%
12/31/2019	8.24	0	0	0.50%	33.9%	12/31/2019	8.58	0	0	0.25%	34.3%	12/31/2019	10.06	0	0	0.00%	34.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund Investor Class - 06-046

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,074,365	$3,126,793	140,577
Receivables: investments sold	1,468
Payables: investments purchased	-
Net assets	$3,075,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,075,833	1,391,458	$2.21
Band 100	-	-	2.27
Band 75	-	-	2.33
Band 50	-	-	2.38
Band 25	-	-	2.45
Band 0	-	-	2.51
Total	$3,075,833	1,391,458

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(35,338)
Net investment income (loss)			(35,338)

Gain (loss) on investments:
Net realized gain (loss)			(26,192)
Realized gain distributions			23,811
Net change in unrealized appreciation (depreciation)			540,174
Net gain (loss)			537,793

Increase (decrease) in net assets from operations			$502,455

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(35,338)	$(37,335)
Net realized gain (loss)		(26,192)	(52,548)
Realized gain distributions		23,811	28,487
Net change in unrealized appreciation (depreciation)		540,174	(1,120,598)

Increase (decrease) in net assets from operations		502,455	(1,181,994)

Contract owner transactions:
Proceeds from units sold		167,972	86,819
Cost of units redeemed		(234,119)	(400,228)
Account charges		(1,043)	(1,028)
Increase (decrease)		(67,190)	(314,437)
Net increase (decrease)		435,265	(1,496,431)
Net assets, beginning		2,640,568	4,136,999
Net assets, ending		$3,075,833	$2,640,568

Units sold		83,991	44,385
Units redeemed		(115,750)	(203,468)
Net increase (decrease)		(31,759)	(159,083)
Units outstanding, beginning		1,423,217	1,582,300
Units outstanding, ending		1,391,458	1,423,217

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,680,960
Cost of units redeemed/account charges			(7,355,045)
Net investment income (loss)			(428,671)
Net realized gain (loss)			(154,140)
Realized gain distributions			3,385,157
Net change in unrealized appreciation (depreciation)			(52,428)
Net assets			$3,075,833
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.21	1,391	$3,076	1.25%	19.1%	12/31/2023	$2.27	0	$0	1.00%	19.4%	12/31/2023	$2.33	0	$0	0.75%	19.7%
12/31/2022	1.86	1,423	2,641	1.25%	-29.0%	12/31/2022	1.90	0	0	1.00%	-28.9%	12/31/2022	1.94	0	0	0.75%	-28.7%
12/31/2021	2.61	1,582	4,137	1.25%	9.7%	12/31/2021	2.67	0	0	1.00%	10.0%	12/31/2021	2.72	0	0	0.75%	10.3%
12/31/2020	2.38	1,843	4,393	1.25%	40.7%	12/31/2020	2.43	0	0	1.00%	41.1%	12/31/2020	2.47	0	0	0.75%	41.4%
12/31/2019	1.69	1,915	3,244	1.25%	33.8%	12/31/2019	1.72	0	0	1.00%	34.2%	12/31/2019	1.75	0	0	0.75%	34.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.38	0	$0	0.50%	20.0%	12/31/2023	$2.45	0	$0	0.25%	20.3%	12/31/2023	$2.51	0	$0	0.00%	20.6%
12/31/2022	1.99	0	0	0.50%	-28.5%	12/31/2022	2.03	0	0	0.25%	-28.3%	12/31/2022	2.08	0	0	0.00%	-28.1%
12/31/2021	2.78	0	0	0.50%	10.5%	12/31/2021	2.84	0	0	0.25%	10.8%	12/31/2021	2.89	0	0	0.00%	11.1%
12/31/2020	2.51	0	0	0.50%	41.8%	12/31/2020	2.56	0	0	0.25%	42.1%	12/31/2020	2.60	0	0	0.00%	42.5%
12/31/2019	1.77	0	0	0.50%	34.8%	12/31/2019	1.80	0	0	0.25%	35.2%	12/31/2019	1.83	0	0	0.00%	35.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Value Investor Class - 06-696 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.78
Band 100	-	-	2.86
Band 75	-	-	2.95
Band 50	-	-	3.03
Band 25	-	-	3.12
Band 0	-	-	3.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,398,801
Cost of units redeemed/account charges			(4,029,831)
Net investment income (loss)			17,720
Net realized gain (loss)			264,734
Realized gain distributions			348,576
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.78	0	$0	1.25%	7.4%	12/31/2023	$2.86	0	$0	1.00%	7.7%	12/31/2023	$2.95	0	$0	0.75%	7.9%
12/31/2022	2.59	0	0	1.25%	-1.1%	12/31/2022	2.66	0	0	1.00%	-0.8%	12/31/2022	2.73	0	0	0.75%	-0.6%
12/31/2021	2.62	0	0	1.25%	22.7%	12/31/2021	2.68	0	0	1.00%	23.0%	12/31/2021	2.75	0	0	0.75%	23.3%
12/31/2020	2.13	6	12	1.25%	-0.6%	12/31/2020	2.18	0	0	1.00%	-0.3%	12/31/2020	2.23	0	0	0.75%	-0.1%
12/31/2019	2.15	13	28	1.25%	25.3%	12/31/2019	2.19	0	0	1.00%	25.6%	12/31/2019	2.23	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.03	0	$0	0.50%	8.2%	12/31/2023	$3.12	0	$0	0.25%	8.5%	12/31/2023	$3.21	0	$0	0.00%	8.7%
12/31/2022	2.80	0	0	0.50%	-0.3%	12/31/2022	2.88	0	0	0.25%	-0.1%	12/31/2022	2.96	0	0	0.00%	0.2%
12/31/2021	2.81	0	0	0.50%	23.6%	12/31/2021	2.88	0	0	0.25%	23.9%	12/31/2021	2.95	0	0	0.00%	24.2%
12/31/2020	2.28	0	0	0.50%	0.2%	12/31/2020	2.32	0	0	0.25%	0.4%	12/31/2020	2.38	0	0	0.00%	0.7%
12/31/2019	2.27	0	0	0.50%	26.2%	12/31/2019	2.32	0	0	0.25%	26.6%	12/31/2019	2.36	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.3%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disc Core Value Fund Investor Class - 06-460

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,005,398	$1,064,135	30,763
Receivables: investments sold	1,182
Payables: investments purchased	-
Net assets	$1,006,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,006,580	314,243	$3.20
Band 100	-	-	3.37
Band 75	-	-	3.54
Band 50	-	-	3.73
Band 25	-	-	3.92
Band 0	-	-	4.37
Total	$1,006,580	314,243

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,122
Mortality & expense charges			(12,253)
Net investment income (loss)			3,869

Gain (loss) on investments:
Net realized gain (loss)			(23,170)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			84,867
Net gain (loss)			61,697

Increase (decrease) in net assets from operations			$65,566

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,869	$6,483
Net realized gain (loss)		(23,170)	(317,992)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		84,867	(32,692)

Increase (decrease) in net assets from operations		65,566	(344,201)

Contract owner transactions:
Proceeds from units sold		92,308	306,982
Cost of units redeemed		(150,083)	(1,085,096)
Account charges		(125)	(327)
Increase (decrease)		(57,900)	(778,441)
Net increase (decrease)		7,666	(1,122,642)
Net assets, beginning		998,914	2,121,556
Net assets, ending		$1,006,580	$998,914

Units sold		31,688	99,391
Units redeemed		(51,417)	(377,631)
Net increase (decrease)		(19,729)	(278,240)
Units outstanding, beginning		333,972	612,212
Units outstanding, ending		314,243	333,972

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,333,927
Cost of units redeemed/account charges			(19,123,482)
Net investment income (loss)			252,271
Net realized gain (loss)			1,265,276
Realized gain distributions			2,337,325
Net change in unrealized appreciation (depreciation)			(58,737)
Net assets			$1,006,580
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.20	314	$1,007	1.25%	7.1%	12/31/2023	$3.37	0	$0	1.00%	7.4%	12/31/2023	$3.54	0	$0	0.75%	7.6%
12/31/2022	2.99	334	999	1.25%	-13.7%	12/31/2022	3.14	0	0	1.00%	-13.5%	12/31/2022	3.29	0	0	0.75%	-13.3%
12/31/2021	3.47	612	2,122	1.25%	22.2%	12/31/2021	3.63	0	0	1.00%	22.5%	12/31/2021	3.80	0	0	0.75%	22.8%
12/31/2020	2.84	2,285	6,481	1.25%	10.5%	12/31/2020	2.96	0	0	1.00%	10.8%	12/31/2020	3.09	0	0	0.75%	11.0%
12/31/2019	2.57	2,824	7,251	1.25%	22.4%	12/31/2019	2.67	0	0	1.00%	22.7%	12/31/2019	2.78	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.73	0	$0	0.50%	7.9%	12/31/2023	$3.92	0	$0	0.25%	8.2%	12/31/2023	$4.37	0	$0	0.00%	8.4%
12/31/2022	3.46	0	0	0.50%	-13.0%	12/31/2022	3.63	0	0	0.25%	-12.8%	12/31/2022	4.03	0	0	0.00%	-12.6%
12/31/2021	3.97	0	0	0.50%	23.1%	12/31/2021	4.16	0	0	0.25%	23.4%	12/31/2021	4.61	0	0	0.00%	23.7%
12/31/2020	3.23	0	0	0.50%	11.3%	12/31/2020	3.37	0	0	0.25%	11.6%	12/31/2020	3.73	0	0	0.00%	11.9%
12/31/2019	2.90	0	0	0.50%	23.4%	12/31/2019	3.02	0	0	0.25%	23.7%	12/31/2019	3.33	0	0	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.8%
2021	1.3%
2020	1.6%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Value A Class - 06-698 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.70
Band 100	-	-	2.78
Band 75	-	-	2.86
Band 50	-	-	2.95
Band 25	-	-	3.04
Band 0	-	-	3.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$81,744
Cost of units redeemed/account charges			(96,703)
Net investment income (loss)			277
Net realized gain (loss)			1,579
Realized gain distributions			13,103
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.70	0	$0	1.25%	7.3%	12/31/2023	$2.78	0	$0	1.00%	7.5%	12/31/2023	$2.86	0	$0	0.75%	7.8%
12/31/2022	2.52	0	0	1.25%	-1.4%	12/31/2022	2.59	0	0	1.00%	-1.2%	12/31/2022	2.66	0	0	0.75%	-0.9%
12/31/2021	2.56	0	0	1.25%	22.4%	12/31/2021	2.62	0	0	1.00%	22.7%	12/31/2021	2.68	0	0	0.75%	23.0%
12/31/2020	2.09	0	1	1.25%	-0.8%	12/31/2020	2.13	0	0	1.00%	-0.6%	12/31/2020	2.18	0	0	0.75%	-0.3%
12/31/2019	2.11	16	34	1.25%	24.9%	12/31/2019	2.15	0	0	1.00%	25.2%	12/31/2019	2.19	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.95	0	$0	0.50%	8.1%	12/31/2023	$3.04	0	$0	0.25%	8.3%	12/31/2023	$3.12	0	$0	0.00%	8.6%
12/31/2022	2.73	0	0	0.50%	-0.7%	12/31/2022	2.80	0	0	0.25%	-0.4%	12/31/2022	2.88	0	0	0.00%	-0.2%
12/31/2021	2.75	0	0	0.50%	23.3%	12/31/2021	2.81	0	0	0.25%	23.6%	12/31/2021	2.88	0	0	0.00%	23.9%
12/31/2020	2.23	0	0	0.50%	-0.1%	12/31/2020	2.28	0	0	0.25%	0.2%	12/31/2020	2.33	0	0	0.00%	0.4%
12/31/2019	2.23	0	0	0.50%	25.8%	12/31/2019	2.27	0	0	0.25%	26.1%	12/31/2019	2.32	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	2.4%
2020	2.4%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Inflation-Adjusted Bond Fund A Class - 06-185

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$727,332	$815,299	70,176
Receivables: investments sold	-
Payables: investments purchased	(299)
Net assets	$727,033

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$691,582	496,971	$1.39
Band 100	35,451	24,255	1.46
Band 75	-	-	1.53
Band 50	-	-	1.61
Band 25	-	-	1.69
Band 0	-	-	1.78
Total	$727,033	521,226

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$31,849
Mortality & expense charges			(10,019)
Net investment income (loss)			21,830

Gain (loss) on investments:
Net realized gain (loss)			(44,563)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			33,151
Net gain (loss)			(11,412)

Increase (decrease) in net assets from operations			$10,418

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,830	$49,809
Net realized gain (loss)		(44,563)	(11,016)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		33,151	(208,195)

Increase (decrease) in net assets from operations		10,418	(169,402)

Contract owner transactions:
Proceeds from units sold		154,475	237,178
Cost of units redeemed		(314,105)	(566,849)
Account charges		(865)	(900)
Increase (decrease)		(160,495)	(330,571)
Net increase (decrease)		(150,077)	(499,973)
Net assets, beginning		877,110	1,377,083
Net assets, ending		$727,033	$877,110

Units sold		111,789	174,566
Units redeemed		(229,324)	(402,285)
Net increase (decrease)		(117,535)	(227,719)
Units outstanding, beginning		638,761	866,480
Units outstanding, ending		521,226	638,761

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$49,760,647
Cost of units redeemed/account charges			(50,775,939)
Net investment income (loss)			1,042,696
Net realized gain (loss)			109,700
Realized gain distributions			677,896
Net change in unrealized appreciation (depreciation)			(87,967)
Net assets			$727,033
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	497	$692	1.25%	1.5%	12/31/2023	$1.46	24	$35	1.00%	1.8%	12/31/2023	$1.53	0	$0	0.75%	2.0%
12/31/2022	1.37	613	840	1.25%	-13.6%	12/31/2022	1.44	26	37	1.00%	-13.4%	12/31/2022	1.50	0	0	0.75%	-13.2%
12/31/2021	1.59	837	1,328	1.25%	4.8%	12/31/2021	1.66	30	49	1.00%	5.1%	12/31/2021	1.73	0	0	0.75%	5.3%
12/31/2020	1.51	1,099	1,664	1.25%	8.7%	12/31/2020	1.58	33	52	1.00%	8.9%	12/31/2020	1.65	0	0	0.75%	9.2%
12/31/2019	1.39	1,597	2,225	1.25%	6.2%	12/31/2019	1.45	72	104	1.00%	6.4%	12/31/2019	1.51	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	2.3%	12/31/2023	$1.69	0	$0	0.25%	2.6%	12/31/2023	$1.78	0	$0	0.00%	2.8%
12/31/2022	1.58	0	0	0.50%	-13.0%	12/31/2022	1.65	0	0	0.25%	-12.8%	12/31/2022	1.73	0	0	0.00%	-12.5%
12/31/2021	1.81	0	0	0.50%	5.6%	12/31/2021	1.89	0	0	0.25%	5.9%	12/31/2021	1.98	0	0	0.00%	6.1%
12/31/2020	1.72	0	0	0.50%	9.5%	12/31/2020	1.79	0	0	0.25%	9.8%	12/31/2020	1.86	0	0	0.00%	10.0%
12/31/2019	1.57	0	0	0.50%	7.0%	12/31/2019	1.63	0	0	0.25%	7.2%	12/31/2019	1.69	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.0%
2022	5.7%
2021	3.8%
2020	0.8%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century VP Capital Appreciation Fund I Class - 06-410

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,001,647	$5,947,281	422,250
Receivables: investments sold	2,760
Payables: investments purchased	-
Net assets	$6,004,407

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,004,407	784,229	$7.66
Band 100	-	-	8.05
Band 75	-	-	8.47
Band 50	-	-	8.91
Band 25	-	-	9.37
Band 0	-	-	9.86
Total	$6,004,407	784,229

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(73,067)
Net investment income (loss)			(73,067)

Gain (loss) on investments:
Net realized gain (loss)			(124,951)
Realized gain distributions			8,655
Net change in unrealized appreciation (depreciation)			1,242,539
Net gain (loss)			1,126,243

Increase (decrease) in net assets from operations			$1,053,176

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(73,067)	$(86,288)
Net realized gain (loss)		(124,951)	(122,465)
Realized gain distributions		8,655	1,015,051
Net change in unrealized appreciation (depreciation)		1,242,539	(3,555,121)

Increase (decrease) in net assets from operations		1,053,176	(2,748,823)

Contract owner transactions:
Proceeds from units sold		295,742	314,087
Cost of units redeemed		(1,353,498)	(1,183,535)
Account charges		(2,893)	(2,412)
Increase (decrease)		(1,060,649)	(871,860)
Net increase (decrease)		(7,473)	(3,620,683)
Net assets, beginning		6,011,880	9,632,563
Net assets, ending		$6,004,407	$6,011,880

Units sold		44,188	47,054
Units redeemed		(195,885)	(175,796)
Net increase (decrease)		(151,697)	(128,742)
Units outstanding, beginning		935,926	1,064,668
Units outstanding, ending		784,229	935,926

* Date of Fund Inception into Variable Account: 5 /1 /1994
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$71,598,667
Cost of units redeemed/account charges			(83,447,786)
Net investment income (loss)			(2,776,984)
Net realized gain (loss)			3,191,232
Realized gain distributions			17,384,912
Net change in unrealized appreciation (depreciation)			54,366
Net assets			$6,004,407
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.66	784	$6,004	1.25%	19.2%	12/31/2023	$8.05	0	$0	1.00%	19.5%	12/31/2023	$8.47	0	$0	0.75%	19.8%
12/31/2022	6.42	936	6,012	1.25%	-29.0%	12/31/2022	6.74	0	0	1.00%	-28.8%	12/31/2022	7.07	0	0	0.75%	-28.6%
12/31/2021	9.05	1,065	9,633	1.25%	9.8%	12/31/2021	9.47	0	0	1.00%	10.0%	12/31/2021	9.91	0	0	0.75%	10.3%
12/31/2020	8.24	1,246	10,270	1.25%	40.7%	12/31/2020	8.61	0	0	1.00%	41.0%	12/31/2020	8.98	0	0	0.75%	41.4%
12/31/2019	5.86	1,377	8,069	1.25%	33.9%	12/31/2019	6.10	0	0	1.00%	34.2%	12/31/2019	6.35	0	0	0.75%	34.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.91	0	$0	0.50%	20.1%	12/31/2023	$9.37	0	$0	0.25%	20.4%	12/31/2023	$9.86	0	$0	0.00%	20.7%
12/31/2022	7.42	0	0	0.50%	-28.5%	12/31/2022	7.79	0	0	0.25%	-28.3%	12/31/2022	8.17	0	0	0.00%	-28.1%
12/31/2021	10.37	0	0	0.50%	10.6%	12/31/2021	10.86	0	0	0.25%	10.9%	12/31/2021	11.37	0	0	0.00%	11.2%
12/31/2020	9.38	0	0	0.50%	41.7%	12/31/2020	9.79	0	0	0.25%	42.1%	12/31/2020	10.23	0	0	0.00%	42.5%
12/31/2019	6.62	0	0	0.50%	34.9%	12/31/2019	6.89	0	0	0.25%	35.2%	12/31/2019	7.18	0	0	0.00%	35.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Bond Investor Class - 06-422

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$137	$169	12
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137	184	$0.74
Band 100	-	-	0.77
Band 75	-	-	0.80
Band 50	-	-	0.83
Band 25	-	-	0.86
Band 0	-	-	0.90
Total	$137	184

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net gain (loss)			2

Increase (decrease) in net assets from operations			$2

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(1)
Net realized gain (loss)		-	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2	(35)

Increase (decrease) in net assets from operations		2	(37)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(1)	(21)
Account charges		-	-
Increase (decrease)		(1)	(21)
Net increase (decrease)		1	(58)
Net assets, beginning		136	194
Net assets, ending		$137	$136

Units sold		1	-
Units redeemed		-	(23)
Net increase (decrease)		1	(23)
Units outstanding, beginning		183	206
Units outstanding, ending		184	183

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$160,111
Cost of units redeemed/account charges			(156,166)
Net investment income (loss)			(1,859)
Net realized gain (loss)			(1,926)
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			(32)
Net assets			$137
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.74	0	$0	1.25%	-0.2%	12/31/2023	$0.77	0	$0	1.00%	0.0%	12/31/2023	$0.80	0	$0	0.75%	0.3%
12/31/2022	0.74	0	0	1.25%	-21.0%	12/31/2022	0.77	0	0	1.00%	-20.8%	12/31/2022	0.80	0	0	0.75%	-20.6%
12/31/2021	0.94	0	0	1.25%	-8.3%	12/31/2021	0.97	0	0	1.00%	-8.0%	12/31/2021	1.01	0	0	0.75%	-7.8%
12/31/2020	1.03	0	0	1.25%	8.4%	12/31/2020	1.06	0	0	1.00%	8.7%	12/31/2020	1.09	0	0	0.75%	8.9%
12/31/2019	0.95	0	0	1.25%	3.9%	12/31/2019	0.97	0	0	1.00%	4.2%	12/31/2019	1.00	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.83	0	$0	0.50%	0.5%	12/31/2023	$0.86	0	$0	0.25%	0.8%	12/31/2023	$0.90	0	$0	0.00%	1.1%
12/31/2022	0.83	0	0	0.50%	-20.4%	12/31/2022	0.86	0	0	0.25%	-20.2%	12/31/2022	0.89	0	0	0.00%	-20.0%
12/31/2021	1.04	0	0	0.50%	-7.6%	12/31/2021	1.07	0	0	0.25%	-7.3%	12/31/2021	1.11	0	0	0.00%	-7.1%
12/31/2020	1.12	0	0	0.50%	9.2%	12/31/2020	1.16	0	0	0.25%	9.5%	12/31/2020	1.19	0	0	0.00%	9.8%
12/31/2019	1.03	0	0	0.50%	4.7%	12/31/2019	1.06	0	0	0.25%	4.9%	12/31/2019	1.09	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Bond A Class - 06-421

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.72
Band 100	-	-	0.74
Band 75	-	-	0.77
Band 50	-	-	0.80
Band 25	-	-	0.83
Band 0	-	-	0.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(6)
Net realized gain (loss)		-	(231)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	61

Increase (decrease) in net assets from operations		-	(176)

Contract owner transactions:
Proceeds from units sold		-	122
Cost of units redeemed		-	(2,526)
Account charges		-	-
Increase (decrease)		-	(2,404)
Net increase (decrease)		-	(2,580)
Net assets, beginning		-	2,580
Net assets, ending		$-	$-

Units sold		-	132
Units redeemed		-	(2,958)
Net increase (decrease)		-	(2,826)
Units outstanding, beginning		-	2,826
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,057
Cost of units redeemed/account charges			(3,771)
Net investment income (loss)			(50)
Net realized gain (loss)			(281)
Realized gain distributions			45
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.72	0	$0	1.25%	-0.5%	12/31/2023	$0.74	0	$0	1.00%	-0.2%	12/31/2023	$0.77	0	$0	0.75%	0.0%
12/31/2022	0.72	0	0	1.25%	-21.2%	12/31/2022	0.75	0	0	1.00%	-21.0%	12/31/2022	0.77	0	0	0.75%	-20.8%
12/31/2021	0.91	3	3	1.25%	-8.4%	12/31/2021	0.94	0	0	1.00%	-8.2%	12/31/2021	0.97	0	0	0.75%	-8.0%
12/31/2020	1.00	2	2	1.25%	8.0%	12/31/2020	1.03	0	0	1.00%	8.3%	12/31/2020	1.06	0	0	0.75%	8.6%
12/31/2019	0.92	2	2	1.25%	3.7%	12/31/2019	0.95	0	0	1.00%	4.0%	12/31/2019	0.98	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.80	0	$0	0.50%	0.3%	12/31/2023	$0.83	0	$0	0.25%	0.5%	12/31/2023	$0.86	0	$0	0.00%	0.8%
12/31/2022	0.80	0	0	0.50%	-20.6%	12/31/2022	0.83	0	0	0.25%	-20.4%	12/31/2022	0.86	0	0	0.00%	-20.2%
12/31/2021	1.01	0	0	0.50%	-7.7%	12/31/2021	1.04	0	0	0.25%	-7.5%	12/31/2021	1.07	0	0	0.00%	-7.3%
12/31/2020	1.09	0	0	0.50%	8.8%	12/31/2020	1.12	0	0	0.25%	9.1%	12/31/2020	1.16	0	0	0.00%	9.4%
12/31/2019	1.00	0	0	0.50%	4.5%	12/31/2019	1.03	0	0	0.25%	4.8%	12/31/2019	1.06	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Growth Investor Class - 06-420

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,356,148	$1,458,892	112,609
Receivables: investments sold	9,807
Payables: investments purchased	-
Net assets	$1,365,955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,365,955	343,269	$3.98
Band 100	-	-	4.19
Band 75	-	-	4.40
Band 50	-	-	4.63
Band 25	-	-	4.87
Band 0	-	-	5.77
Total	$1,365,955	343,269

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(16,347)
Net investment income (loss)			(16,347)

Gain (loss) on investments:
Net realized gain (loss)			(13,704)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			163,257
Net gain (loss)			149,553

Increase (decrease) in net assets from operations			$133,206

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,347)	$(8,649)
Net realized gain (loss)		(13,704)	(23,854)
Realized gain distributions		-	27,741
Net change in unrealized appreciation (depreciation)		163,257	(431,645)

Increase (decrease) in net assets from operations		133,206	(436,407)

Contract owner transactions:
Proceeds from units sold		116,139	164,756
Cost of units redeemed		(99,879)	(167,059)
Account charges		(2,917)	(2,767)
Increase (decrease)		13,343	(5,070)
Net increase (decrease)		146,549	(441,477)
Net assets, beginning		1,219,406	1,660,883
Net assets, ending		$1,365,955	$1,219,406

Units sold		30,124	42,445
Units redeemed		(26,771)	(45,510)
Net increase (decrease)		3,353	(3,065)
Units outstanding, beginning		339,916	342,981
Units outstanding, ending		343,269	339,916

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,824,332
Cost of units redeemed/account charges			(13,311,104)
Net investment income (loss)			(147,908)
Net realized gain (loss)			966,320
Realized gain distributions			1,137,059
Net change in unrealized appreciation (depreciation)			(102,744)
Net assets			$1,365,955
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.98	343	$1,366	1.25%	10.9%	12/31/2023	$4.19	0	$0	1.00%	11.2%	12/31/2023	$4.40	0	$0	0.75%	11.5%
12/31/2022	3.59	340	1,219	1.25%	-25.9%	12/31/2022	3.76	0	0	1.00%	-25.7%	12/31/2022	3.95	0	0	0.75%	-25.5%
12/31/2021	4.84	343	1,661	1.25%	7.1%	12/31/2021	5.07	0	0	1.00%	7.3%	12/31/2021	5.31	0	0	0.75%	7.6%
12/31/2020	4.52	219	990	1.25%	24.0%	12/31/2020	4.72	0	0	1.00%	24.3%	12/31/2020	4.93	0	0	0.75%	24.7%
12/31/2019	3.65	237	862	1.25%	26.8%	12/31/2019	3.80	0	0	1.00%	27.1%	12/31/2019	3.96	0	0	0.75%	27.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.63	0	$0	0.50%	11.8%	12/31/2023	$4.87	0	$0	0.25%	12.0%	12/31/2023	$5.77	0	$0	0.00%	12.3%
12/31/2022	4.14	0	0	0.50%	-25.4%	12/31/2022	4.35	0	0	0.25%	-25.2%	12/31/2022	5.14	0	0	0.00%	-25.0%
12/31/2021	5.55	0	0	0.50%	7.9%	12/31/2021	5.81	0	0	0.25%	8.1%	12/31/2021	6.85	0	0	0.00%	8.4%
12/31/2020	5.15	0	0	0.50%	25.0%	12/31/2020	5.37	0	0	0.25%	25.3%	12/31/2020	6.32	0	0	0.00%	25.6%
12/31/2019	4.12	0	0	0.50%	27.7%	12/31/2019	4.29	0	0	0.25%	28.0%	12/31/2019	5.03	0	0	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.6%
2021	0.8%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Growth A Class - 06-325

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$169,095	$173,847	13,892
Receivables: investments sold	-
Payables: investments purchased	(18)
Net assets	$169,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,023	18,892	$3.02
Band 100	112,054	35,291	3.18
Band 75	-	-	3.34
Band 50	-	-	3.51
Band 25	-	-	3.70
Band 0	-	-	3.91
Total	$169,077	54,183

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,208)
Net investment income (loss)			(2,208)

Gain (loss) on investments:
Net realized gain (loss)			(6,005)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			26,447
Net gain (loss)			20,442

Increase (decrease) in net assets from operations			$18,234

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,208)	$(1,140)
Net realized gain (loss)		(6,005)	651
Realized gain distributions		-	4,305
Net change in unrealized appreciation (depreciation)		26,447	(68,965)

Increase (decrease) in net assets from operations		18,234	(65,149)

Contract owner transactions:
Proceeds from units sold		24,630	27,740
Cost of units redeemed		(72,634)	(9,103)
Account charges		(60)	(62)
Increase (decrease)		(48,064)	18,575
Net increase (decrease)		(29,830)	(46,574)
Net assets, beginning		198,907	245,481
Net assets, ending		$169,077	$198,907

Units sold		8,188	9,093
Units redeemed		(25,190)	(2,738)
Net increase (decrease)		(17,002)	6,355
Units outstanding, beginning		71,185	64,830
Units outstanding, ending		54,183	71,185

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,453,959
Cost of units redeemed/account charges			(2,597,558)
Net investment income (loss)			(41,686)
Net realized gain (loss)			143,232
Realized gain distributions			215,882
Net change in unrealized appreciation (depreciation)			(4,752)
Net assets			$169,077
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.02	19	$57	1.25%	10.7%	12/31/2023	$3.18	35	$112	1.00%	11.0%	12/31/2023	$3.34	0	$0	0.75%	11.2%
12/31/2022	2.73	36	97	1.25%	-26.1%	12/31/2022	2.86	35	101	1.00%	-25.9%	12/31/2022	3.00	0	0	0.75%	-25.8%
12/31/2021	3.69	29	108	1.25%	6.8%	12/31/2021	3.86	36	138	1.00%	7.1%	12/31/2021	4.04	0	0	0.75%	7.3%
12/31/2020	3.46	30	104	1.25%	23.7%	12/31/2020	3.61	39	142	1.00%	24.0%	12/31/2020	3.77	0	0	0.75%	24.3%
12/31/2019	2.79	40	110	1.25%	26.5%	12/31/2019	2.91	40	115	1.00%	26.8%	12/31/2019	3.03	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.51	0	$0	0.50%	11.5%	12/31/2023	$3.70	0	$0	0.25%	11.8%	12/31/2023	$3.91	0	$0	0.00%	12.1%
12/31/2022	3.15	0	0	0.50%	-25.6%	12/31/2022	3.31	0	0	0.25%	-25.4%	12/31/2022	3.49	0	0	0.00%	-25.2%
12/31/2021	4.23	0	0	0.50%	7.6%	12/31/2021	4.43	0	0	0.25%	7.9%	12/31/2021	4.66	0	0	0.00%	8.1%
12/31/2020	3.93	0	0	0.50%	24.7%	12/31/2020	4.11	0	0	0.25%	25.0%	12/31/2020	4.31	0	0	0.00%	25.3%
12/31/2019	3.16	0	0	0.50%	27.4%	12/31/2019	3.29	0	0	0.25%	27.8%	12/31/2019	3.44	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.5%
2021	0.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Large Company Value A Class - 06-355

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$505,065	$468,202	50,979
Receivables: investments sold	140
Payables: investments purchased	-
Net assets	$505,205

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$449,639	120,584	$3.73
Band 100	55,566	14,166	3.92
Band 75	-	-	4.13
Band 50	-	-	4.34
Band 25	-	-	4.57
Band 0	-	-	4.87
Total	$505,205	134,750

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,801
Mortality & expense charges			(6,672)
Net investment income (loss)			2,129

Gain (loss) on investments:
Net realized gain (loss)			8,849
Realized gain distributions			8,642
Net change in unrealized appreciation (depreciation)			2,346
Net gain (loss)			19,837

Increase (decrease) in net assets from operations			$21,966

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,129	$1,244
Net realized gain (loss)		8,849	26,747
Realized gain distributions		8,642	55,905
Net change in unrealized appreciation (depreciation)		2,346	(88,376)

Increase (decrease) in net assets from operations		21,966	(4,480)

Contract owner transactions:
Proceeds from units sold		66,495	5,451
Cost of units redeemed		(99,119)	(162,518)
Account charges		(87)	(208)
Increase (decrease)		(32,711)	(157,275)
Net increase (decrease)		(10,745)	(161,755)
Net assets, beginning		515,950	677,705
Net assets, ending		$505,205	$515,950

Units sold		18,420	1,553
Units redeemed		(27,287)	(47,259)
Net increase (decrease)		(8,867)	(45,706)
Units outstanding, beginning		143,617	189,323
Units outstanding, ending		134,750	143,617

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,855,774
Cost of units redeemed/account charges			(8,242,385)
Net investment income (loss)			158,205
Net realized gain (loss)			278,697
Realized gain distributions			418,051
Net change in unrealized appreciation (depreciation)			36,863
Net assets			$505,205
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.73	121	$450	1.25%	4.4%	12/31/2023	$3.92	14	$56	1.00%	4.6%	12/31/2023	$4.13	0	$0	0.75%	4.9%
12/31/2022	3.57	127	455	1.25%	0.2%	12/31/2022	3.75	16	61	1.00%	0.5%	12/31/2022	3.93	0	0	0.75%	0.7%
12/31/2021	3.57	173	617	1.25%	16.3%	12/31/2021	3.73	16	61	1.00%	16.6%	12/31/2021	3.91	0	0	0.75%	16.9%
12/31/2020	3.07	171	524	1.25%	1.0%	12/31/2020	3.20	17	53	1.00%	1.2%	12/31/2020	3.34	0	0	0.75%	1.5%
12/31/2019	3.04	264	803	1.25%	25.7%	12/31/2019	3.16	19	60	1.00%	26.1%	12/31/2019	3.29	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.34	0	$0	0.50%	5.2%	12/31/2023	$4.57	0	$0	0.25%	5.4%	12/31/2023	$4.87	0	$0	0.00%	5.7%
12/31/2022	4.13	0	0	0.50%	1.0%	12/31/2022	4.33	0	0	0.25%	1.2%	12/31/2022	4.61	0	0	0.00%	1.5%
12/31/2021	4.09	0	0	0.50%	17.2%	12/31/2021	4.28	0	0	0.25%	17.5%	12/31/2021	4.55	0	0	0.00%	17.8%
12/31/2020	3.49	0	0	0.50%	1.7%	12/31/2020	3.64	0	0	0.25%	2.0%	12/31/2020	3.86	0	0	0.00%	2.3%
12/31/2019	3.43	0	0	0.50%	26.7%	12/31/2019	3.57	0	0	0.25%	27.0%	12/31/2019	3.77	0	0	0.00%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.4%
2021	1.5%
2020	1.1%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund A Class - 06-395

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,680,532	$1,793,234	108,474
Receivables: investments sold	1,901
Payables: investments purchased	-
Net assets	$1,682,433

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,682,433	380,366	$4.42
Band 100	-	-	4.59
Band 75	-	-	4.77
Band 50	-	-	4.95
Band 25	-	-	5.14
Band 0	-	-	5.34
Total	$1,682,433	380,366

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24,713
Mortality & expense charges			(21,440)
Net investment income (loss)			3,273

Gain (loss) on investments:
Net realized gain (loss)			(54,760)
Realized gain distributions			57,192
Net change in unrealized appreciation (depreciation)			71,769
Net gain (loss)			74,201

Increase (decrease) in net assets from operations			$77,474

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,273	$2,235
Net realized gain (loss)		(54,760)	(24,158)
Realized gain distributions		57,192	265,923
Net change in unrealized appreciation (depreciation)		71,769	(335,874)

Increase (decrease) in net assets from operations		77,474	(91,874)

Contract owner transactions:
Proceeds from units sold		221,629	754,709
Cost of units redeemed		(635,688)	(1,269,834)
Account charges		(1,099)	(1,856)
Increase (decrease)		(415,158)	(516,981)
Net increase (decrease)		(337,684)	(608,855)
Net assets, beginning		2,020,117	2,628,972
Net assets, ending		$1,682,433	$2,020,117

Units sold		52,485	191,235
Units redeemed		(149,792)	(317,269)
Net increase (decrease)		(97,307)	(126,034)
Units outstanding, beginning		477,673	603,707
Units outstanding, ending		380,366	477,673

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,704,526
Cost of units redeemed/account charges			(26,553,304)
Net investment income (loss)			(43,667)
Net realized gain (loss)			1,063,440
Realized gain distributions			3,624,140
Net change in unrealized appreciation (depreciation)			(112,702)
Net assets			$1,682,433
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.42	380	$1,682	1.25%	4.6%	12/31/2023	$4.59	0	$0	1.00%	4.9%	12/31/2023	$4.77	0	$0	0.75%	5.1%
12/31/2022	4.23	478	2,020	1.25%	-2.9%	12/31/2022	4.38	0	0	1.00%	-2.6%	12/31/2022	4.54	0	0	0.75%	-2.4%
12/31/2021	4.35	604	2,629	1.25%	21.2%	12/31/2021	4.50	0	0	1.00%	21.5%	12/31/2021	4.65	0	0	0.75%	21.8%
12/31/2020	3.59	777	2,791	1.25%	0.2%	12/31/2020	3.70	0	0	1.00%	0.4%	12/31/2020	3.82	0	0	0.75%	0.7%
12/31/2019	3.59	1,021	3,662	1.25%	27.0%	12/31/2019	3.69	0	0	1.00%	27.3%	12/31/2019	3.79	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.95	0	$0	0.50%	5.4%	12/31/2023	$5.14	0	$0	0.25%	5.6%	12/31/2023	$5.34	0	$0	0.00%	5.9%
12/31/2022	4.70	0	0	0.50%	-2.2%	12/31/2022	4.87	0	0	0.25%	-1.9%	12/31/2022	5.04	0	0	0.00%	-1.7%
12/31/2021	4.80	0	0	0.50%	22.1%	12/31/2021	4.96	0	0	0.25%	22.4%	12/31/2021	5.13	0	0	0.00%	22.7%
12/31/2020	3.93	0	0	0.50%	0.9%	12/31/2020	4.05	0	0	0.25%	1.2%	12/31/2020	4.18	38	159	0.00%	1.4%
12/31/2019	3.90	0	0	0.50%	27.9%	12/31/2019	4.00	3	12	0.25%	28.2%	12/31/2019	4.12	36	149	0.00%	28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.3%
2021	1.1%
2020	1.0%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund Investor Class - 06-396

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,784,366	$4,056,383	243,765
Receivables: investments sold	6,185
Payables: investments purchased	-
Net assets	$3,790,551

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,790,551	825,347	$4.59
Band 100	-	-	4.77
Band 75	-	-	4.95
Band 50	-	-	5.14
Band 25	-	-	5.34
Band 0	-	-	5.54
Total	$3,790,551	825,347

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$71,375
Mortality & expense charges			(58,936)
Net investment income (loss)			12,439

Gain (loss) on investments:
Net realized gain (loss)			(321,887)
Realized gain distributions			128,115
Net change in unrealized appreciation (depreciation)			316,546
Net gain (loss)			122,774

Increase (decrease) in net assets from operations			$135,213

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,439	$25,867
Net realized gain (loss)		(321,887)	(291,221)
Realized gain distributions		128,115	1,063,019
Net change in unrealized appreciation (depreciation)		316,546	(1,307,710)

Increase (decrease) in net assets from operations		135,213	(510,045)

Contract owner transactions:
Proceeds from units sold		584,832	1,728,450
Cost of units redeemed		(2,878,492)	(7,816,802)
Account charges		(1,816)	(4,425)
Increase (decrease)		(2,295,476)	(6,092,777)
Net increase (decrease)		(2,160,263)	(6,602,822)
Net assets, beginning		5,950,814	12,553,636
Net assets, ending		$3,790,551	$5,950,814

Units sold		132,788	399,956
Units redeemed		(665,808)	(1,829,998)
Net increase (decrease)		(533,020)	(1,430,042)
Units outstanding, beginning		1,358,367	2,788,409
Units outstanding, ending		825,347	1,358,367

* Date of Fund Inception into Variable Account: 12 /12 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$107,467,602
Cost of units redeemed/account charges			(127,304,806)
Net investment income (loss)			668,898
Net realized gain (loss)			7,261,042
Realized gain distributions			15,969,832
Net change in unrealized appreciation (depreciation)			(272,017)
Net assets			$3,790,551
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.59	825	$3,791	1.25%	4.8%	12/31/2023	$4.77	0	$0	1.00%	5.1%	12/31/2023	$4.95	0	$0	0.75%	5.4%
12/31/2022	4.38	1,358	5,951	1.25%	-2.7%	12/31/2022	4.54	0	0	1.00%	-2.4%	12/31/2022	4.70	0	0	0.75%	-2.2%
12/31/2021	4.50	2,788	12,554	1.25%	21.6%	12/31/2021	4.65	0	0	1.00%	21.9%	12/31/2021	4.81	0	0	0.75%	22.2%
12/31/2020	3.70	8,822	32,660	1.25%	0.4%	12/31/2020	3.82	0	0	1.00%	0.6%	12/31/2020	3.93	0	0	0.75%	0.9%
12/31/2019	3.69	10,549	38,916	1.25%	27.3%	12/31/2019	3.79	0	0	1.00%	27.6%	12/31/2019	3.90	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.14	0	$0	0.50%	5.6%	12/31/2023	$5.34	0	$0	0.25%	5.9%	12/31/2023	$5.54	0	$0	0.00%	6.2%
12/31/2022	4.87	0	0	0.50%	-2.0%	12/31/2022	5.04	0	0	0.25%	-1.7%	12/31/2022	5.22	0	0	0.00%	-1.5%
12/31/2021	4.96	0	0	0.50%	22.5%	12/31/2021	5.13	0	0	0.25%	22.8%	12/31/2021	5.30	0	0	0.00%	23.1%
12/31/2020	4.05	0	0	0.50%	1.1%	12/31/2020	4.18	0	0	0.25%	1.4%	12/31/2020	4.30	0	0	0.00%	1.6%
12/31/2019	4.01	0	0	0.50%	28.2%	12/31/2019	4.12	0	0	0.25%	28.6%	12/31/2019	4.23	602	2,551	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.6%
2021	1.2%
2020	1.2%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio Investor Class - 06-413

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,049,112	$6,335,579	449,851
Receivables: investments sold	5,892
Payables: investments purchased	-
Net assets	$6,055,004

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,055,004	2,509,519	$2.41
Band 100	-	-	2.50
Band 75	-	-	2.60
Band 50	-	-	2.69
Band 25	-	-	2.79
Band 0	-	-	2.90
Total	$6,055,004	2,509,519

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$128,033
Mortality & expense charges			(88,987)
Net investment income (loss)			39,046

Gain (loss) on investments:
Net realized gain (loss)			(603,189)
Realized gain distributions			106,478
Net change in unrealized appreciation (depreciation)			1,188,549
Net gain (loss)			691,838

Increase (decrease) in net assets from operations			$730,884

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,046	$93,103
Net realized gain (loss)		(603,189)	(343,471)
Realized gain distributions		106,478	196,661
Net change in unrealized appreciation (depreciation)		1,188,549	(2,236,458)

Increase (decrease) in net assets from operations		730,884	(2,290,165)

Contract owner transactions:
Proceeds from units sold		1,103,979	1,974,703
Cost of units redeemed		(5,947,701)	(5,408,658)
Account charges		(5,543)	(7,295)
Increase (decrease)		(4,849,265)	(3,441,250)
Net increase (decrease)		(4,118,381)	(5,731,415)
Net assets, beginning		10,173,385	15,904,800
Net assets, ending		$6,055,004	$10,173,385

Units sold		489,782	860,734
Units redeemed		(2,612,792)	(2,392,462)
Net increase (decrease)		(2,123,010)	(1,531,728)
Units outstanding, beginning		4,632,529	6,164,257
Units outstanding, ending		2,509,519	4,632,529

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$113,215,342
Cost of units redeemed/account charges			(123,496,248)
Net investment income (loss)			2,350,126
Net realized gain (loss)			4,749,940
Realized gain distributions			9,522,311
Net change in unrealized appreciation (depreciation)			(286,467)
Net assets			$6,055,004
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.41	2,510	$6,055	1.25%	9.9%	12/31/2023	$2.50	0	$0	1.00%	10.1%	12/31/2023	$2.60	0	$0	0.75%	10.4%
12/31/2022	2.20	4,633	10,173	1.25%	-14.9%	12/31/2022	2.27	0	0	1.00%	-14.7%	12/31/2022	2.35	0	0	0.75%	-14.5%
12/31/2021	2.58	6,164	15,905	1.25%	8.0%	12/31/2021	2.66	0	0	1.00%	8.3%	12/31/2021	2.75	0	0	0.75%	8.6%
12/31/2020	2.39	13,002	31,057	1.25%	10.0%	12/31/2020	2.46	0	0	1.00%	10.3%	12/31/2020	2.53	0	0	0.75%	10.6%
12/31/2019	2.17	14,729	31,978	1.25%	15.9%	12/31/2019	2.23	0	0	1.00%	16.2%	12/31/2019	2.29	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.69	0	$0	0.50%	10.7%	12/31/2023	$2.79	0	$0	0.25%	11.0%	12/31/2023	$2.90	0	$0	0.00%	11.2%
12/31/2022	2.43	0	0	0.50%	-14.2%	12/31/2022	2.52	0	0	0.25%	-14.0%	12/31/2022	2.61	0	0	0.00%	-13.8%
12/31/2021	2.84	0	0	0.50%	8.8%	12/31/2021	2.93	0	0	0.25%	9.1%	12/31/2021	3.02	0	0	0.00%	9.4%
12/31/2020	2.61	0	0	0.50%	10.8%	12/31/2020	2.68	0	0	0.25%	11.1%	12/31/2020	2.76	0	0	0.00%	11.4%
12/31/2019	2.35	0	0	0.50%	16.8%	12/31/2019	2.42	0	0	0.25%	17.1%	12/31/2019	2.48	32	78	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.9%
2021	2.3%
2020	1.0%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio A Class - 06-403

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,714,669	$10,108,641	721,819
Receivables: investments sold	8,236
Payables: investments purchased	-
Net assets	$9,722,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,612,569	3,270,247	$2.33
Band 100	2,110,336	873,934	2.41
Band 75	-	-	2.50
Band 50	-	-	2.60
Band 25	-	-	2.70
Band 0	-	-	2.80
Total	$9,722,905	4,144,181

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$183,954
Mortality & expense charges			(114,335)
Net investment income (loss)			69,619

Gain (loss) on investments:
Net realized gain (loss)			(170,863)
Realized gain distributions			173,224
Net change in unrealized appreciation (depreciation)			811,430
Net gain (loss)			813,791

Increase (decrease) in net assets from operations			$883,410

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$69,619	$83,544
Net realized gain (loss)		(170,863)	(79,243)
Realized gain distributions		173,224	193,030
Net change in unrealized appreciation (depreciation)		811,430	(2,224,281)

Increase (decrease) in net assets from operations		883,410	(2,026,950)

Contract owner transactions:
Proceeds from units sold		907,440	1,410,886
Cost of units redeemed		(2,069,852)	(3,963,432)
Account charges		(5,524)	(7,371)
Increase (decrease)		(1,167,936)	(2,559,917)
Net increase (decrease)		(284,526)	(4,586,867)
Net assets, beginning		10,007,431	14,594,298
Net assets, ending		$9,722,905	$10,007,431

Units sold		411,587	720,296
Units redeemed		(944,340)	(1,844,201)
Net increase (decrease)		(532,753)	(1,123,905)
Units outstanding, beginning		4,676,934	5,800,839
Units outstanding, ending		4,144,181	4,676,934

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$90,627,137
Cost of units redeemed/account charges			(95,611,233)
Net investment income (loss)			1,589,223
Net realized gain (loss)			5,389,278
Realized gain distributions			8,122,472
Net change in unrealized appreciation (depreciation)			(393,972)
Net assets			$9,722,905
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.33	3,270	$7,613	1.25%	9.6%	12/31/2023	$2.41	874	$2,110	1.00%	9.9%	12/31/2023	$2.50	0	$0	0.75%	10.1%
12/31/2022	2.12	3,687	7,832	1.25%	-15.0%	12/31/2022	2.20	990	2,176	1.00%	-14.8%	12/31/2022	2.27	0	0	0.75%	-14.6%
12/31/2021	2.50	4,650	11,625	1.25%	7.8%	12/31/2021	2.58	1,151	2,969	1.00%	8.0%	12/31/2021	2.66	0	0	0.75%	8.3%
12/31/2020	2.32	5,882	13,647	1.25%	9.7%	12/31/2020	2.39	1,324	3,162	1.00%	10.0%	12/31/2020	2.46	0	0	0.75%	10.3%
12/31/2019	2.11	8,285	17,517	1.25%	15.5%	12/31/2019	2.17	1,497	3,251	1.00%	15.8%	12/31/2019	2.23	0	0	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.60	0	$0	0.50%	10.4%	12/31/2023	$2.70	0	$0	0.25%	10.7%	12/31/2023	$2.80	0	$0	0.00%	11.0%
12/31/2022	2.35	0	0	0.50%	-14.4%	12/31/2022	2.44	0	0	0.25%	-14.2%	12/31/2022	2.52	0	0	0.00%	-14.0%
12/31/2021	2.75	0	0	0.50%	8.6%	12/31/2021	2.84	0	0	0.25%	8.8%	12/31/2021	2.93	0	0	0.00%	9.1%
12/31/2020	2.53	0	0	0.50%	10.6%	12/31/2020	2.61	0	0	0.25%	10.8%	12/31/2020	2.68	0	0	0.00%	11.1%
12/31/2019	2.29	0	0	0.50%	16.4%	12/31/2019	2.35	0	0	0.25%	16.7%	12/31/2019	2.42	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.8%
2021	2.9%
2020	0.7%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio A Class - 06-404

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,011,121	$12,388,171	1,003,810
Receivables: investments sold	14,531
Payables: investments purchased	-
Net assets	$12,025,652

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,910,949	3,972,953	$2.49
Band 100	2,114,703	817,210	2.59
Band 75	-	-	2.68
Band 50	-	-	2.78
Band 25	-	-	2.89
Band 0	-	-	3.00
Total	$12,025,652	4,790,163

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$242,751
Mortality & expense charges			(141,980)
Net investment income (loss)			100,771

Gain (loss) on investments:
Net realized gain (loss)			(232,128)
Realized gain distributions			58,676
Net change in unrealized appreciation (depreciation)			1,230,600
Net gain (loss)			1,057,148

Increase (decrease) in net assets from operations			$1,157,919

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$100,771	$102,334
Net realized gain (loss)		(232,128)	(90,905)
Realized gain distributions		58,676	342,193
Net change in unrealized appreciation (depreciation)		1,230,600	(2,934,671)

Increase (decrease) in net assets from operations		1,157,919	(2,581,049)

Contract owner transactions:
Proceeds from units sold		1,337,952	1,576,975
Cost of units redeemed		(2,398,982)	(4,046,517)
Account charges		(5,066)	(6,330)
Increase (decrease)		(1,066,096)	(2,475,872)
Net increase (decrease)		91,823	(5,056,921)
Net assets, beginning		11,933,829	16,990,750
Net assets, ending		$12,025,652	$11,933,829

Units sold		569,614	688,322
Units redeemed		(1,033,119)	(1,717,960)
Net increase (decrease)		(463,505)	(1,029,638)
Units outstanding, beginning		5,253,668	6,283,306
Units outstanding, ending		4,790,163	5,253,668

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$90,421,649
Cost of units redeemed/account charges			(92,671,404)
Net investment income (loss)			1,488,363
Net realized gain (loss)			5,773,444
Realized gain distributions			7,390,650
Net change in unrealized appreciation (depreciation)			(377,050)
Net assets			$12,025,652
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.49	3,973	$9,911	1.25%	10.4%	12/31/2023	$2.59	817	$2,115	1.00%	10.7%	12/31/2023	$2.68	0	$0	0.75%	11.0%
12/31/2022	2.26	4,414	9,972	1.25%	-16.0%	12/31/2022	2.34	839	1,962	1.00%	-15.8%	12/31/2022	2.42	0	0	0.75%	-15.6%
12/31/2021	2.69	5,285	14,220	1.25%	8.4%	12/31/2021	2.78	998	2,771	1.00%	8.7%	12/31/2021	2.87	0	0	0.75%	8.9%
12/31/2020	2.48	5,596	13,890	1.25%	11.0%	12/31/2020	2.56	1,082	2,764	1.00%	11.2%	12/31/2020	2.63	0	0	0.75%	11.5%
12/31/2019	2.24	8,432	18,862	1.25%	16.9%	12/31/2019	2.30	1,215	2,790	1.00%	17.2%	12/31/2019	2.36	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.78	0	$0	0.50%	11.3%	12/31/2023	$2.89	0	$0	0.25%	11.5%	12/31/2023	$3.00	0	$0	0.00%	11.8%
12/31/2022	2.50	0	0	0.50%	-15.4%	12/31/2022	2.59	0	0	0.25%	-15.2%	12/31/2022	2.68	0	0	0.00%	-15.0%
12/31/2021	2.96	0	0	0.50%	9.2%	12/31/2021	3.05	0	0	0.25%	9.5%	12/31/2021	3.15	0	0	0.00%	9.8%
12/31/2020	2.71	0	0	0.50%	11.8%	12/31/2020	2.79	0	0	0.25%	12.1%	12/31/2020	2.87	0	0	0.00%	12.3%
12/31/2019	2.42	0	0	0.50%	17.8%	12/31/2019	2.49	0	0	0.25%	18.1%	12/31/2019	2.56	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.8%
2021	3.4%
2020	0.7%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio Investor Class - 06-414

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,282,500	$5,372,868	440,516
Receivables: investments sold	3,697
Payables: investments purchased	-
Net assets	$5,286,197

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,286,197	2,041,801	$2.59
Band 100	-	-	2.69
Band 75	-	-	2.79
Band 50	-	-	2.89
Band 25	-	-	3.00
Band 0	-	-	3.11
Total	$5,286,197	2,041,801

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$118,647
Mortality & expense charges			(77,282)
Net investment income (loss)			41,365

Gain (loss) on investments:
Net realized gain (loss)			(809,309)
Realized gain distributions			25,531
Net change in unrealized appreciation (depreciation)			1,582,467
Net gain (loss)			798,689

Increase (decrease) in net assets from operations			$840,054

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,365	$120,560
Net realized gain (loss)		(809,309)	(151,628)
Realized gain distributions		25,531	337,837
Net change in unrealized appreciation (depreciation)		1,582,467	(2,859,275)

Increase (decrease) in net assets from operations		840,054	(2,552,506)

Contract owner transactions:
Proceeds from units sold		1,075,422	2,043,191
Cost of units redeemed		(8,549,744)	(4,076,599)
Account charges		(6,370)	(11,716)
Increase (decrease)		(7,480,692)	(2,045,124)
Net increase (decrease)		(6,640,638)	(4,597,630)
Net assets, beginning		11,926,835	16,524,465
Net assets, ending		$5,286,197	$11,926,835

Units sold		442,175	845,943
Units redeemed		(3,499,417)	(1,695,294)
Net increase (decrease)		(3,057,242)	(849,351)
Units outstanding, beginning		5,099,043	5,948,394
Units outstanding, ending		2,041,801	5,099,043

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$114,695,326
Cost of units redeemed/account charges			(128,207,442)
Net investment income (loss)			2,628,460
Net realized gain (loss)			6,233,156
Realized gain distributions			10,027,065
Net change in unrealized appreciation (depreciation)			(90,368)
Net assets			$5,286,197
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.59	2,042	$5,286	1.25%	10.7%	12/31/2023	$2.69	0	$0	1.00%	11.0%	12/31/2023	$2.79	0	$0	0.75%	11.2%
12/31/2022	2.34	5,099	11,927	1.25%	-15.8%	12/31/2022	2.42	0	0	1.00%	-15.6%	12/31/2022	2.50	0	0	0.75%	-15.4%
12/31/2021	2.78	5,948	16,524	1.25%	8.7%	12/31/2021	2.87	0	0	1.00%	9.0%	12/31/2021	2.96	0	0	0.75%	9.3%
12/31/2020	2.55	13,539	34,590	1.25%	11.2%	12/31/2020	2.63	0	0	1.00%	11.5%	12/31/2020	2.71	0	0	0.75%	11.8%
12/31/2019	2.30	15,492	35,588	1.25%	17.1%	12/31/2019	2.36	0	0	1.00%	17.4%	12/31/2019	2.42	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.89	0	$0	0.50%	11.5%	12/31/2023	$3.00	0	$0	0.25%	11.8%	12/31/2023	$3.11	0	$0	0.00%	12.1%
12/31/2022	2.59	0	0	0.50%	-15.2%	12/31/2022	2.68	0	0	0.25%	-15.0%	12/31/2022	2.77	0	0	0.00%	-14.7%
12/31/2021	3.05	0	0	0.50%	9.6%	12/31/2021	3.15	0	0	0.25%	9.8%	12/31/2021	3.25	0	0	0.00%	10.1%
12/31/2020	2.79	0	0	0.50%	12.1%	12/31/2020	2.87	0	0	0.25%	12.3%	12/31/2020	2.96	0	0	0.00%	12.6%
12/31/2019	2.49	0	0	0.50%	18.0%	12/31/2019	2.56	0	0	0.25%	18.3%	12/31/2019	2.62	128	335	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	2.1%
2021	2.3%
2020	1.1%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio A Class - 06-406

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,221,277	$11,391,064	735,692
Receivables: investments sold	49,524
Payables: investments purchased	-
Net assets	$11,270,801

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,583,970	3,559,165	$2.69
Band 100	1,686,615	603,826	2.79
Band 75	-	-	2.90
Band 50	216	72	3.01
Band 25	-	-	3.12
Band 0	-	-	3.23
Total	$11,270,801	4,163,063

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$189,321
Mortality & expense charges			(129,523)
Net investment income (loss)			59,798

Gain (loss) on investments:
Net realized gain (loss)			(182,310)
Realized gain distributions			77,003
Net change in unrealized appreciation (depreciation)			1,200,703
Net gain (loss)			1,095,396

Increase (decrease) in net assets from operations			$1,155,194

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$59,798	$58,343
Net realized gain (loss)		(182,310)	(42,306)
Realized gain distributions		77,003	328,316
Net change in unrealized appreciation (depreciation)		1,200,703	(2,666,753)

Increase (decrease) in net assets from operations		1,155,194	(2,322,400)

Contract owner transactions:
Proceeds from units sold		1,400,862	1,659,398
Cost of units redeemed		(2,338,286)	(2,249,365)
Account charges		(8,156)	(10,191)
Increase (decrease)		(945,580)	(600,158)
Net increase (decrease)		209,614	(2,922,558)
Net assets, beginning		11,061,187	13,983,745
Net assets, ending		$11,270,801	$11,061,187

Units sold		567,128	663,814
Units redeemed		(949,272)	(894,722)
Net increase (decrease)		(382,144)	(230,908)
Units outstanding, beginning		4,545,207	4,776,115
Units outstanding, ending		4,163,063	4,545,207

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$76,680,411
Cost of units redeemed/account charges			(78,317,483)
Net investment income (loss)			1,079,190
Net realized gain (loss)			5,258,990
Realized gain distributions			6,739,480
Net change in unrealized appreciation (depreciation)			(169,787)
Net assets			$11,270,801
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.69	3,559	$9,584	1.25%	11.2%	12/31/2023	$2.79	604	$1,687	1.00%	11.5%	12/31/2023	$2.90	0	$0	0.75%	11.7%
12/31/2022	2.42	3,912	9,475	1.25%	-16.9%	12/31/2022	2.51	633	1,586	1.00%	-16.7%	12/31/2022	2.59	0	0	0.75%	-16.5%
12/31/2021	2.92	4,133	12,048	1.25%	9.2%	12/31/2021	3.01	643	1,936	1.00%	9.5%	12/31/2021	3.11	0	0	0.75%	9.8%
12/31/2020	2.67	4,463	11,913	1.25%	12.2%	12/31/2020	2.75	722	1,984	1.00%	12.4%	12/31/2020	2.83	0	0	0.75%	12.7%
12/31/2019	2.38	6,236	14,841	1.25%	18.2%	12/31/2019	2.44	852	2,083	1.00%	18.5%	12/31/2019	2.51	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.01	0	$0	0.50%	12.0%	12/31/2023	$3.12	0	$0	0.25%	12.3%	12/31/2023	$3.23	0	$0	0.00%	12.6%
12/31/2022	2.68	0	0	0.50%	-16.3%	12/31/2022	2.78	0	0	0.25%	-16.1%	12/31/2022	2.87	0	0	0.00%	-15.9%
12/31/2021	3.21	0	0	0.50%	10.0%	12/31/2021	3.31	0	0	0.25%	10.3%	12/31/2021	3.42	0	0	0.00%	10.6%
12/31/2020	2.91	3	7	0.50%	13.0%	12/31/2020	3.00	0	0	0.25%	13.3%	12/31/2020	3.09	0	0	0.00%	13.6%
12/31/2019	2.58	3	7	0.50%	19.1%	12/31/2019	2.65	0	0	0.25%	19.4%	12/31/2019	2.72	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.6%
2021	3.1%
2020	0.6%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio Investor Class - 06-416

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,726,697	$6,869,364	439,270
Receivables: investments sold	2,927
Payables: investments purchased	-
Net assets	$6,729,624

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,729,624	2,406,725	$2.80
Band 100	-	-	2.90
Band 75	-	-	3.01
Band 50	-	-	3.12
Band 25	-	-	3.24
Band 0	-	-	3.36
Total	$6,729,624	2,406,725

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$129,790
Mortality & expense charges			(92,011)
Net investment income (loss)			37,779

Gain (loss) on investments:
Net realized gain (loss)			(596,992)
Realized gain distributions			46,032
Net change in unrealized appreciation (depreciation)			1,416,489
Net gain (loss)			865,529

Increase (decrease) in net assets from operations			$903,308

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,779	$61,295
Net realized gain (loss)		(596,992)	(115,471)
Realized gain distributions		46,032	313,094
Net change in unrealized appreciation (depreciation)		1,416,489	(2,844,332)

Increase (decrease) in net assets from operations		903,308	(2,585,414)

Contract owner transactions:
Proceeds from units sold		1,350,691	1,737,551
Cost of units redeemed		(6,129,147)	(5,187,798)
Account charges		(8,986)	(13,612)
Increase (decrease)		(4,787,442)	(3,463,859)
Net increase (decrease)		(3,884,134)	(6,049,273)
Net assets, beginning		10,613,758	16,663,031
Net assets, ending		$6,729,624	$10,613,758

Units sold		514,061	670,935
Units redeemed		(2,338,253)	(1,975,361)
Net increase (decrease)		(1,824,192)	(1,304,426)
Units outstanding, beginning		4,230,917	5,535,343
Units outstanding, ending		2,406,725	4,230,917

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$101,389,760
Cost of units redeemed/account charges			(112,904,923)
Net investment income (loss)			2,022,350
Net realized gain (loss)			6,097,738
Realized gain distributions			10,267,366
Net change in unrealized appreciation (depreciation)			(142,667)
Net assets			$6,729,624
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.80	2,407	$6,730	1.25%	11.5%	12/31/2023	$2.90	0	$0	1.00%	11.7%	12/31/2023	$3.01	0	$0	0.75%	12.0%
12/31/2022	2.51	4,231	10,614	1.25%	-16.7%	12/31/2022	2.60	0	0	1.00%	-16.5%	12/31/2022	2.69	0	0	0.75%	-16.2%
12/31/2021	3.01	5,535	16,663	1.25%	9.4%	12/31/2021	3.11	0	0	1.00%	9.7%	12/31/2021	3.21	0	0	0.75%	10.0%
12/31/2020	2.75	14,362	39,509	1.25%	12.4%	12/31/2020	2.83	0	0	1.00%	12.7%	12/31/2020	2.92	0	0	0.75%	13.0%
12/31/2019	2.45	15,105	36,954	1.25%	18.5%	12/31/2019	2.51	0	0	1.00%	18.8%	12/31/2019	2.58	0	0	0.75%	19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.12	0	$0	0.50%	12.3%	12/31/2023	$3.24	0	$0	0.25%	12.6%	12/31/2023	$3.36	0	$0	0.00%	12.9%
12/31/2022	2.78	0	0	0.50%	-16.0%	12/31/2022	2.88	0	0	0.25%	-15.8%	12/31/2022	2.98	0	0	0.00%	-15.6%
12/31/2021	3.31	0	0	0.50%	10.3%	12/31/2021	3.42	0	0	0.25%	10.5%	12/31/2021	3.53	0	0	0.00%	10.8%
12/31/2020	3.00	0	0	0.50%	13.3%	12/31/2020	3.09	0	0	0.25%	13.6%	12/31/2020	3.18	0	0	0.00%	13.9%
12/31/2019	2.65	0	0	0.50%	19.4%	12/31/2019	2.72	0	0	0.25%	19.7%	12/31/2019	2.80	139	388	0.00%	20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.6%
2021	2.0%
2020	1.0%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio A Class - 06-407

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,393,592	$9,473,915	736,178
Receivables: investments sold	51,581
Payables: investments purchased	-
Net assets	$9,445,173

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,826,406	2,695,030	$2.90
Band 100	1,618,767	537,372	3.01
Band 75	-	-	3.12
Band 50	-	-	3.24
Band 25	-	-	3.36
Band 0	-	-	3.49
Total	$9,445,173	3,232,402

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$167,104
Mortality & expense charges			(113,561)
Net investment income (loss)			53,543

Gain (loss) on investments:
Net realized gain (loss)			(211,150)
Realized gain distributions			20,726
Net change in unrealized appreciation (depreciation)			1,160,946
Net gain (loss)			970,522

Increase (decrease) in net assets from operations			$1,024,065

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$53,543	$53,109
Net realized gain (loss)		(211,150)	16,624
Realized gain distributions		20,726	364,763
Net change in unrealized appreciation (depreciation)		1,160,946	(2,678,805)

Increase (decrease) in net assets from operations		1,024,065	(2,244,309)

Contract owner transactions:
Proceeds from units sold		1,128,082	1,430,197
Cost of units redeemed		(2,312,117)	(2,957,168)
Account charges		(5,335)	(5,668)
Increase (decrease)		(1,189,370)	(1,532,639)
Net increase (decrease)		(165,305)	(3,776,948)
Net assets, beginning		9,610,478	13,387,426
Net assets, ending		$9,445,173	$9,610,478

Units sold		411,347	526,314
Units redeemed		(858,582)	(1,072,988)
Net increase (decrease)		(447,235)	(546,674)
Units outstanding, beginning		3,679,637	4,226,311
Units outstanding, ending		3,232,402	3,679,637

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$72,357,191
Cost of units redeemed/account charges			(77,798,303)
Net investment income (loss)			1,154,761
Net realized gain (loss)			6,621,826
Realized gain distributions			7,190,021
Net change in unrealized appreciation (depreciation)			(80,323)
Net assets			$9,445,173
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.90	2,695	$7,826	1.25%	12.0%	12/31/2023	$3.01	537	$1,619	1.00%	12.2%	12/31/2023	$3.12	0	$0	0.75%	12.5%
12/31/2022	2.59	2,946	7,641	1.25%	-17.6%	12/31/2022	2.68	734	1,969	1.00%	-17.4%	12/31/2022	2.78	0	0	0.75%	-17.2%
12/31/2021	3.15	3,461	10,900	1.25%	9.8%	12/31/2021	3.25	765	2,487	1.00%	10.1%	12/31/2021	3.36	0	0	0.75%	10.3%
12/31/2020	2.87	4,489	12,877	1.25%	13.4%	12/31/2020	2.95	787	2,323	1.00%	13.7%	12/31/2020	3.04	0	0	0.75%	14.0%
12/31/2019	2.53	6,194	15,668	1.25%	19.5%	12/31/2019	2.60	815	2,118	1.00%	19.8%	12/31/2019	2.67	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.24	0	$0	0.50%	12.8%	12/31/2023	$3.36	0	$0	0.25%	13.1%	12/31/2023	$3.49	0	$0	0.00%	13.4%
12/31/2022	2.87	0	0	0.50%	-17.0%	12/31/2022	2.97	0	0	0.25%	-16.8%	12/31/2022	3.08	0	0	0.00%	-16.6%
12/31/2021	3.46	0	0	0.50%	10.6%	12/31/2021	3.57	0	0	0.25%	10.9%	12/31/2021	3.69	0	0	0.00%	11.2%
12/31/2020	3.13	0	0	0.50%	14.3%	12/31/2020	3.22	0	0	0.25%	14.5%	12/31/2020	3.32	0	0	0.00%	14.8%
12/31/2019	2.74	0	0	0.50%	20.4%	12/31/2019	2.81	0	0	0.25%	20.7%	12/31/2019	2.89	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.6%
2021	3.2%
2020	0.6%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio Investor Class - 06-417

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,872,751	$6,994,992	536,005
Receivables: investments sold	4,200
Payables: investments purchased	-
Net assets	$6,876,951

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,876,951	2,284,403	$3.01
Band 100	-	-	3.12
Band 75	-	-	3.24
Band 50	-	-	3.36
Band 25	-	-	3.49
Band 0	-	-	3.62
Total	$6,876,951	2,284,403

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$138,736
Mortality & expense charges			(88,659)
Net investment income (loss)			50,077

Gain (loss) on investments:
Net realized gain (loss)			(495,967)
Realized gain distributions			15,107
Net change in unrealized appreciation (depreciation)			1,380,451
Net gain (loss)			899,591

Increase (decrease) in net assets from operations			$949,668

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,077	$67,532
Net realized gain (loss)		(495,967)	(72,879)
Realized gain distributions		15,107	375,135
Net change in unrealized appreciation (depreciation)		1,380,451	(2,743,428)

Increase (decrease) in net assets from operations		949,668	(2,373,640)

Contract owner transactions:
Proceeds from units sold		1,028,595	1,874,612
Cost of units redeemed		(5,009,626)	(3,875,180)
Account charges		(5,767)	(10,279)
Increase (decrease)		(3,986,798)	(2,010,847)
Net increase (decrease)		(3,037,130)	(4,384,487)
Net assets, beginning		9,914,081	14,298,568
Net assets, ending		$6,876,951	$9,914,081

Units sold		368,583	672,711
Units redeemed		(1,780,459)	(1,378,207)
Net increase (decrease)		(1,411,876)	(705,496)
Units outstanding, beginning		3,696,279	4,401,775
Units outstanding, ending		2,284,403	3,696,279

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$95,718,043
Cost of units redeemed/account charges			(108,483,292)
Net investment income (loss)			2,226,628
Net realized gain (loss)			7,403,089
Realized gain distributions			10,134,724
Net change in unrealized appreciation (depreciation)			(122,241)
Net assets			$6,876,951
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.01	2,284	$6,877	1.25%	12.2%	12/31/2023	$3.12	0	$0	1.00%	12.5%	12/31/2023	$3.24	0	$0	0.75%	12.8%
12/31/2022	2.68	3,696	9,914	1.25%	-17.4%	12/31/2022	2.78	0	0	1.00%	-17.2%	12/31/2022	2.87	0	0	0.75%	-17.0%
12/31/2021	3.25	4,402	14,299	1.25%	10.1%	12/31/2021	3.35	0	0	1.00%	10.3%	12/31/2021	3.46	0	0	0.75%	10.6%
12/31/2020	2.95	10,847	32,013	1.25%	13.7%	12/31/2020	3.04	0	0	1.00%	14.0%	12/31/2020	3.13	0	0	0.75%	14.2%
12/31/2019	2.60	11,767	30,548	1.25%	19.8%	12/31/2019	2.67	0	0	1.00%	20.1%	12/31/2019	2.74	0	0	0.75%	20.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.36	0	$0	0.50%	13.1%	12/31/2023	$3.49	0	$0	0.25%	13.4%	12/31/2023	$3.62	0	$0	0.00%	13.6%
12/31/2022	2.97	0	0	0.50%	-16.8%	12/31/2022	3.07	0	0	0.25%	-16.6%	12/31/2022	3.18	0	0	0.00%	-16.4%
12/31/2021	3.57	0	0	0.50%	10.9%	12/31/2021	3.69	0	0	0.25%	11.2%	12/31/2021	3.81	0	0	0.00%	11.5%
12/31/2020	3.22	0	0	0.50%	14.5%	12/31/2020	3.32	0	0	0.25%	14.8%	12/31/2020	3.41	0	0	0.00%	15.1%
12/31/2019	2.81	0	0	0.50%	20.7%	12/31/2019	2.89	0	0	0.25%	21.0%	12/31/2019	2.97	5	16	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.7%
2021	2.2%
2020	0.9%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio A Class - 06-408

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,108,558	$9,072,868	550,966
Receivables: investments sold	4,425
Payables: investments purchased	-
Net assets	$9,112,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,042,242	2,608,904	$3.08
Band 100	1,070,741	334,843	3.20
Band 75	-	-	3.32
Band 50	-	-	3.44
Band 25	-	-	3.57
Band 0	-	-	3.70
Total	$9,112,983	2,943,747

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$128,092
Mortality & expense charges			(106,185)
Net investment income (loss)			21,907

Gain (loss) on investments:
Net realized gain (loss)			(175,438)
Realized gain distributions			45,754
Net change in unrealized appreciation (depreciation)			1,133,760
Net gain (loss)			1,004,076

Increase (decrease) in net assets from operations			$1,025,983

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,907	$8,540
Net realized gain (loss)		(175,438)	61,625
Realized gain distributions		45,754	343,955
Net change in unrealized appreciation (depreciation)		1,133,760	(2,525,567)

Increase (decrease) in net assets from operations		1,025,983	(2,111,447)

Contract owner transactions:
Proceeds from units sold		1,346,819	1,323,879
Cost of units redeemed		(2,163,110)	(2,696,508)
Account charges		(8,770)	(9,553)
Increase (decrease)		(825,061)	(1,382,182)
Net increase (decrease)		200,922	(3,493,629)
Net assets, beginning		8,912,061	12,405,690
Net assets, ending		$9,112,983	$8,912,061

Units sold		470,029	475,424
Units redeemed		(772,187)	(925,140)
Net increase (decrease)		(302,158)	(449,716)
Units outstanding, beginning		3,245,905	3,695,621
Units outstanding, ending		2,943,747	3,245,905

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$55,248,158
Cost of units redeemed/account charges			(56,707,653)
Net investment income (loss)			692,784
Net realized gain (loss)			3,974,142
Realized gain distributions			5,869,862
Net change in unrealized appreciation (depreciation)			35,690
Net assets			$9,112,983
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.08	2,609	$8,042	1.25%	12.7%	12/31/2023	$3.20	335	$1,071	1.00%	13.0%	12/31/2023	$3.32	0	$0	0.75%	13.3%
12/31/2022	2.74	2,901	7,935	1.25%	-18.3%	12/31/2022	2.83	345	977	1.00%	-18.1%	12/31/2022	2.93	0	0	0.75%	-17.8%
12/31/2021	3.35	3,341	11,181	1.25%	10.6%	12/31/2021	3.45	355	1,225	1.00%	10.9%	12/31/2021	3.57	0	0	0.75%	11.2%
12/31/2020	3.02	3,944	11,931	1.25%	14.6%	12/31/2020	3.11	350	1,089	1.00%	14.9%	12/31/2020	3.21	0	0	0.75%	15.2%
12/31/2019	2.64	5,276	13,924	1.25%	20.9%	12/31/2019	2.71	464	1,258	1.00%	21.2%	12/31/2019	2.78	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.44	0	$0	0.50%	13.5%	12/31/2023	$3.57	0	$0	0.25%	13.8%	12/31/2023	$3.70	0	$0	0.00%	14.1%
12/31/2022	3.03	0	0	0.50%	-17.6%	12/31/2022	3.14	0	0	0.25%	-17.4%	12/31/2022	3.25	0	0	0.00%	-17.2%
12/31/2021	3.68	0	0	0.50%	11.5%	12/31/2021	3.80	0	0	0.25%	11.7%	12/31/2021	3.92	0	0	0.00%	12.0%
12/31/2020	3.30	0	0	0.50%	15.5%	12/31/2020	3.40	0	0	0.25%	15.8%	12/31/2020	3.50	0	0	0.00%	16.1%
12/31/2019	2.86	0	0	0.50%	21.8%	12/31/2019	2.94	0	0	0.25%	22.1%	12/31/2019	3.02	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.2%
2021	3.0%
2020	0.5%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio Investor Class - 06-418

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,209,858	$5,194,826	315,143
Receivables: investments sold	2,618
Payables: investments purchased	-
Net assets	$5,212,476

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,212,476	1,628,805	$3.20
Band 100	-	-	3.32
Band 75	-	-	3.44
Band 50	-	-	3.57
Band 25	-	-	3.71
Band 0	-	-	3.84
Total	$5,212,476	1,628,805

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$86,284
Mortality & expense charges			(67,291)
Net investment income (loss)			18,993

Gain (loss) on investments:
Net realized gain (loss)			(439,377)
Realized gain distributions			26,216
Net change in unrealized appreciation (depreciation)			1,193,352
Net gain (loss)			780,191

Increase (decrease) in net assets from operations			$799,184

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,993	$15,686
Net realized gain (loss)		(439,377)	(23,213)
Realized gain distributions		26,216	317,924
Net change in unrealized appreciation (depreciation)		1,193,352	(2,426,773)

Increase (decrease) in net assets from operations		799,184	(2,116,376)

Contract owner transactions:
Proceeds from units sold		1,299,914	1,743,354
Cost of units redeemed		(5,150,751)	(3,789,828)
Account charges		(7,621)	(9,932)
Increase (decrease)		(3,858,458)	(2,056,406)
Net increase (decrease)		(3,059,274)	(4,172,782)
Net assets, beginning		8,271,750	12,444,532
Net assets, ending		$5,212,476	$8,271,750

Units sold		434,348	597,685
Units redeemed		(1,723,555)	(1,277,631)
Net increase (decrease)		(1,289,207)	(679,946)
Units outstanding, beginning		2,918,012	3,597,958
Units outstanding, ending		1,628,805	2,918,012

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$71,036,768
Cost of units redeemed/account charges			(79,655,521)
Net investment income (loss)			1,201,362
Net realized gain (loss)			4,780,234
Realized gain distributions			7,834,601
Net change in unrealized appreciation (depreciation)			15,032
Net assets			$5,212,476
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.20	1,629	$5,212	1.25%	12.9%	12/31/2023	$3.32	0	$0	1.00%	13.2%	12/31/2023	$3.44	0	$0	0.75%	13.5%
12/31/2022	2.83	2,918	8,272	1.25%	-18.0%	12/31/2022	2.93	0	0	1.00%	-17.8%	12/31/2022	3.04	0	0	0.75%	-17.6%
12/31/2021	3.46	3,598	12,445	1.25%	10.9%	12/31/2021	3.57	0	0	1.00%	11.2%	12/31/2021	3.68	0	0	0.75%	11.5%
12/31/2020	3.12	8,367	26,092	1.25%	15.0%	12/31/2020	3.21	0	0	1.00%	15.2%	12/31/2020	3.31	0	0	0.75%	15.5%
12/31/2019	2.71	9,190	24,930	1.25%	21.2%	12/31/2019	2.79	0	0	1.00%	21.5%	12/31/2019	2.86	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.57	0	$0	0.50%	13.7%	12/31/2023	$3.71	0	$0	0.25%	14.0%	12/31/2023	$3.84	0	$0	0.00%	14.3%
12/31/2022	3.14	0	0	0.50%	-17.4%	12/31/2022	3.25	0	0	0.25%	-17.2%	12/31/2022	3.36	0	0	0.00%	-17.0%
12/31/2021	3.80	0	0	0.50%	11.7%	12/31/2021	3.93	0	0	0.25%	12.0%	12/31/2021	4.05	0	0	0.00%	12.3%
12/31/2020	3.40	0	0	0.50%	15.8%	12/31/2020	3.50	0	0	0.25%	16.1%	12/31/2020	3.61	0	0	0.00%	16.4%
12/31/2019	2.94	0	0	0.50%	22.1%	12/31/2019	3.02	0	0	0.25%	22.4%	12/31/2019	3.10	50	155	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.3%
2021	2.1%
2020	0.8%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio A Class - 06-409

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,743,811	$7,630,694	554,549
Receivables: investments sold	-
Payables: investments purchased	(79,941)
Net assets	$7,663,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,148,349	2,208,894	$3.24
Band 100	515,521	153,563	3.36
Band 75	-	-	3.48
Band 50	-	-	3.61
Band 25	-	-	3.75
Band 0	-	-	3.89
Total	$7,663,870	2,362,457

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$115,615
Mortality & expense charges			(90,503)
Net investment income (loss)			25,112

Gain (loss) on investments:
Net realized gain (loss)			(134,721)
Realized gain distributions			15,003
Net change in unrealized appreciation (depreciation)			995,104
Net gain (loss)			875,386

Increase (decrease) in net assets from operations			$900,498

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,112	$1,040
Net realized gain (loss)		(134,721)	87,554
Realized gain distributions		15,003	331,279
Net change in unrealized appreciation (depreciation)		995,104	(2,195,058)

Increase (decrease) in net assets from operations		900,498	(1,775,185)

Contract owner transactions:
Proceeds from units sold		1,565,461	1,609,244
Cost of units redeemed		(1,935,054)	(3,192,737)
Account charges		(8,354)	(8,295)
Increase (decrease)		(377,947)	(1,591,788)
Net increase (decrease)		522,551	(3,366,973)
Net assets, beginning		7,141,319	10,508,292
Net assets, ending		$7,663,870	$7,141,319

Units sold		521,712	546,700
Units redeemed		(654,951)	(1,043,131)
Net increase (decrease)		(133,239)	(496,431)
Units outstanding, beginning		2,495,696	2,992,127
Units outstanding, ending		2,362,457	2,495,696

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$46,153,602
Cost of units redeemed/account charges			(46,565,962)
Net investment income (loss)			551,258
Net realized gain (loss)			3,222,169
Realized gain distributions			4,189,686
Net change in unrealized appreciation (depreciation)			113,117
Net assets			$7,663,870
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.24	2,209	$7,148	1.25%	13.3%	12/31/2023	$3.36	154	$516	1.00%	13.6%	12/31/2023	$3.48	0	$0	0.75%	13.9%
12/31/2022	2.86	2,340	6,680	1.25%	-18.6%	12/31/2022	2.95	156	461	1.00%	-18.4%	12/31/2022	3.06	0	0	0.75%	-18.2%
12/31/2021	3.51	2,831	9,925	1.25%	11.6%	12/31/2021	3.62	161	583	1.00%	11.9%	12/31/2021	3.74	0	0	0.75%	12.2%
12/31/2020	3.14	3,193	10,030	1.25%	15.8%	12/31/2020	3.23	163	526	1.00%	16.0%	12/31/2020	3.33	0	0	0.75%	16.3%
12/31/2019	2.71	4,032	10,941	1.25%	22.2%	12/31/2019	2.79	230	640	1.00%	22.5%	12/31/2019	2.86	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.61	0	$0	0.50%	14.2%	12/31/2023	$3.75	0	$0	0.25%	14.5%	12/31/2023	$3.89	0	$0	0.00%	14.8%
12/31/2022	3.16	0	0	0.50%	-17.9%	12/31/2022	3.27	0	0	0.25%	-17.7%	12/31/2022	3.39	0	0	0.00%	-17.5%
12/31/2021	3.86	0	0	0.50%	12.4%	12/31/2021	3.98	0	0	0.25%	12.7%	12/31/2021	4.11	0	0	0.00%	13.0%
12/31/2020	3.43	0	0	0.50%	16.6%	12/31/2020	3.53	0	0	0.25%	16.9%	12/31/2020	3.63	0	0	0.00%	17.2%
12/31/2019	2.94	0	0	0.50%	23.1%	12/31/2019	3.02	0	0	0.25%	23.5%	12/31/2019	3.10	0	0	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.1%
2021	3.5%
2020	0.5%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio Investor Class - 06-419

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,854,553	$4,815,588	351,437
Receivables: investments sold	2,317
Payables: investments purchased	-
Net assets	$4,856,870

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,856,870	1,447,604	$3.36
Band 100	-	-	3.48
Band 75	-	-	3.61
Band 50	-	-	3.75
Band 25	-	-	3.88
Band 0	-	-	4.03
Total	$4,856,870	1,447,604

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$83,855
Mortality & expense charges			(59,917)
Net investment income (loss)			23,938

Gain (loss) on investments:
Net realized gain (loss)			(331,301)
Realized gain distributions			9,340
Net change in unrealized appreciation (depreciation)			1,034,307
Net gain (loss)			712,346

Increase (decrease) in net assets from operations			$736,284

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,938	$12,508
Net realized gain (loss)		(331,301)	47,622
Realized gain distributions		9,340	315,814
Net change in unrealized appreciation (depreciation)		1,034,307	(2,074,800)

Increase (decrease) in net assets from operations		736,284	(1,698,856)

Contract owner transactions:
Proceeds from units sold		1,221,382	1,737,436
Cost of units redeemed		(3,863,846)	(3,206,602)
Account charges		(7,973)	(8,920)
Increase (decrease)		(2,650,437)	(1,478,086)
Net increase (decrease)		(1,914,153)	(3,176,942)
Net assets, beginning		6,771,023	9,947,965
Net assets, ending		$4,856,870	$6,771,023

Units sold		401,997	567,128
Units redeemed		(1,249,295)	(1,022,842)
Net increase (decrease)		(847,298)	(455,714)
Units outstanding, beginning		2,294,902	2,750,616
Units outstanding, ending		1,447,604	2,294,902

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$62,179,469
Cost of units redeemed/account charges			(69,200,444)
Net investment income (loss)			1,180,617
Net realized gain (loss)			4,644,779
Realized gain distributions			6,013,484
Net change in unrealized appreciation (depreciation)			38,965
Net assets			$4,856,870
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.36	1,448	$4,857	1.25%	13.7%	12/31/2023	$3.48	0	$0	1.00%	14.0%	12/31/2023	$3.61	0	$0	0.75%	14.3%
12/31/2022	2.95	2,295	6,771	1.25%	-18.4%	12/31/2022	3.05	0	0	1.00%	-18.2%	12/31/2022	3.16	0	0	0.75%	-18.0%
12/31/2021	3.62	2,751	9,948	1.25%	12.0%	12/31/2021	3.73	0	0	1.00%	12.2%	12/31/2021	3.85	0	0	0.75%	12.5%
12/31/2020	3.23	6,302	20,358	1.25%	16.0%	12/31/2020	3.33	0	0	1.00%	16.3%	12/31/2020	3.42	0	0	0.75%	16.6%
12/31/2019	2.79	6,695	18,647	1.25%	22.5%	12/31/2019	2.86	0	0	1.00%	22.8%	12/31/2019	2.94	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.75	0	$0	0.50%	14.6%	12/31/2023	$3.88	0	$0	0.25%	14.9%	12/31/2023	$4.03	0	$0	0.00%	15.1%
12/31/2022	3.27	0	0	0.50%	-17.8%	12/31/2022	3.38	0	0	0.25%	-17.6%	12/31/2022	3.50	0	0	0.00%	-17.4%
12/31/2021	3.98	0	0	0.50%	12.8%	12/31/2021	4.10	0	0	0.25%	13.1%	12/31/2021	4.24	0	0	0.00%	13.4%
12/31/2020	3.53	0	0	0.50%	16.8%	12/31/2020	3.63	0	0	0.25%	17.1%	12/31/2020	3.74	0	0	0.00%	17.4%
12/31/2019	3.02	0	0	0.50%	23.5%	12/31/2019	3.10	0	0	0.25%	23.8%	12/31/2019	3.18	37	119	0.00%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.3%
2021	2.5%
2020	0.8%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio A Class - 06-437

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,802,582	$3,707,233	243,673
Receivables: investments sold	6,039
Payables: investments purchased	-
Net assets	$3,808,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,775,718	1,715,440	$2.20
Band 100	32,903	14,480	2.27
Band 75	-	-	2.35
Band 50	-	-	2.42
Band 25	-	-	2.50
Band 0	-	-	2.58
Total	$3,808,621	1,729,920

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$48,681
Mortality & expense charges			(44,770)
Net investment income (loss)			3,911

Gain (loss) on investments:
Net realized gain (loss)			(66,187)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			515,510
Net gain (loss)			449,323

Increase (decrease) in net assets from operations			$453,234

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,911	$(1,633)
Net realized gain (loss)		(66,187)	39,155
Realized gain distributions		-	144,579
Net change in unrealized appreciation (depreciation)		515,510	(979,280)

Increase (decrease) in net assets from operations		453,234	(797,179)

Contract owner transactions:
Proceeds from units sold		916,835	1,001,549
Cost of units redeemed		(916,229)	(1,389,496)
Account charges		(5,008)	(5,573)
Increase (decrease)		(4,402)	(393,520)
Net increase (decrease)		448,832	(1,190,699)
Net assets, beginning		3,359,789	4,550,488
Net assets, ending		$3,808,621	$3,359,789

Units sold		452,873	494,357
Units redeemed		(462,388)	(666,758)
Net increase (decrease)		(9,515)	(172,401)
Units outstanding, beginning		1,739,435	1,911,836
Units outstanding, ending		1,729,920	1,739,435

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,595,611
Cost of units redeemed/account charges			(23,378,042)
Net investment income (loss)			147,818
Net realized gain (loss)			1,766,083
Realized gain distributions			1,581,802
Net change in unrealized appreciation (depreciation)			95,349
Net assets			$3,808,621
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.20	1,715	$3,776	1.25%	14.0%	12/31/2023	$2.27	14	$33	1.00%	14.3%	12/31/2023	$2.35	0	$0	0.75%	14.5%
12/31/2022	1.93	1,725	3,331	1.25%	-18.8%	12/31/2022	1.99	15	29	1.00%	-18.6%	12/31/2022	2.05	0	0	0.75%	-18.4%
12/31/2021	2.38	1,895	4,510	1.25%	12.2%	12/31/2021	2.44	16	40	1.00%	12.5%	12/31/2021	2.51	0	0	0.75%	12.7%
12/31/2020	2.12	2,742	5,816	1.25%	16.2%	12/31/2020	2.17	17	36	1.00%	16.5%	12/31/2020	2.23	0	0	0.75%	16.7%
12/31/2019	1.83	3,653	6,671	1.25%	22.7%	12/31/2019	1.87	17	31	1.00%	23.0%	12/31/2019	1.91	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.42	0	$0	0.50%	14.8%	12/31/2023	$2.50	0	$0	0.25%	15.1%	12/31/2023	$2.58	0	$0	0.00%	15.4%
12/31/2022	2.11	0	0	0.50%	-18.2%	12/31/2022	2.17	0	0	0.25%	-18.0%	12/31/2022	2.24	0	0	0.00%	-17.8%
12/31/2021	2.58	0	0	0.50%	13.0%	12/31/2021	2.65	0	0	0.25%	13.3%	12/31/2021	2.72	0	0	0.00%	13.6%
12/31/2020	2.28	0	0	0.50%	17.0%	12/31/2020	2.34	0	0	0.25%	17.3%	12/31/2020	2.40	0	0	0.00%	17.6%
12/31/2019	1.95	0	0	0.50%	23.6%	12/31/2019	1.99	0	0	0.25%	23.9%	12/31/2019	2.04	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.1%
2021	3.0%
2020	0.5%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Disciplined Growth Fund A Class - 06-697

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,589	$4,126	195
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$4,587

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,587	1,260	$3.64
Band 100	-	-	3.75
Band 75	-	-	3.86
Band 50	-	-	3.97
Band 25	-	-	4.09
Band 0	-	-	4.21
Total	$4,587	1,260

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(42)
Net investment income (loss)			(42)

Gain (loss) on investments:
Net realized gain (loss)			(20)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,172
Net gain (loss)			1,152

Increase (decrease) in net assets from operations			$1,110

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42)	$(25)
Net realized gain (loss)		(20)	(4)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,172	(809)

Increase (decrease) in net assets from operations		1,110	(838)

Contract owner transactions:
Proceeds from units sold		1,571	673
Cost of units redeemed		(240)	-
Account charges		(10)	(7)
Increase (decrease)		1,321	666
Net increase (decrease)		2,431	(172)
Net assets, beginning		2,156	2,328
Net assets, ending		$4,587	$2,156

Units sold		503	228
Units redeemed		(78)	(2)
Net increase (decrease)		425	226
Units outstanding, beginning		835	609
Units outstanding, ending		1,260	835

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,520,651
Cost of units redeemed/account charges			(1,855,854)
Net investment income (loss)			(29,887)
Net realized gain (loss)			264,749
Realized gain distributions			104,465
Net change in unrealized appreciation (depreciation)			463
Net assets			$4,587
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.64	1	$5	1.25%	41.0%	12/31/2023	$3.75	0	$0	1.00%	41.3%	12/31/2023	$3.86	0	$0	0.75%	41.7%
12/31/2022	2.58	1	2	1.25%	-32.5%	12/31/2022	2.65	0	0	1.00%	-32.3%	12/31/2022	2.72	0	0	0.75%	-32.1%
12/31/2021	3.82	1	2	1.25%	22.0%	12/31/2021	3.92	0	0	1.00%	22.3%	12/31/2021	4.01	0	0	0.75%	22.6%
12/31/2020	3.14	1	2	1.25%	31.1%	12/31/2020	3.20	0	0	1.00%	31.4%	12/31/2020	3.27	0	0	0.75%	31.8%
12/31/2019	2.39	0	1	1.25%	28.0%	12/31/2019	2.44	0	0	1.00%	28.4%	12/31/2019	2.48	0	0	0.75%	28.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.97	0	$0	0.50%	42.0%	12/31/2023	$4.09	0	$0	0.25%	42.4%	12/31/2023	$4.21	0	$0	0.00%	42.7%
12/31/2022	2.80	0	0	0.50%	-32.0%	12/31/2022	2.87	0	0	0.25%	-31.8%	12/31/2022	2.95	0	0	0.00%	-31.6%
12/31/2021	4.11	0	0	0.50%	22.9%	12/31/2021	4.21	0	0	0.25%	23.2%	12/31/2021	4.31	0	0	0.00%	23.5%
12/31/2020	3.35	0	0	0.50%	32.1%	12/31/2020	3.42	0	0	0.25%	32.4%	12/31/2020	3.49	0	0	0.00%	32.8%
12/31/2019	2.53	0	0	0.50%	29.0%	12/31/2019	2.58	0	0	0.25%	29.3%	12/31/2019	2.63	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio A Class - 06-CKR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,585,091	$2,528,327	182,264
Receivables: investments sold	-
Payables: investments purchased	(2,409)
Net assets	$2,582,682

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,582,682	1,527,250	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$2,582,682	1,527,250

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$34,824
Mortality & expense charges			(30,188)
Net investment income (loss)			4,636

Gain (loss) on investments:
Net realized gain (loss)			(65,433)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			364,166
Net gain (loss)			298,733

Increase (decrease) in net assets from operations			$303,369

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,636	$1,048
Net realized gain (loss)		(65,433)	(12,067)
Realized gain distributions		-	119,818
Net change in unrealized appreciation (depreciation)		364,166	(594,862)

Increase (decrease) in net assets from operations		303,369	(486,063)

Contract owner transactions:
Proceeds from units sold		787,040	849,326
Cost of units redeemed		(702,615)	(683,212)
Account charges		(4,157)	(4,167)
Increase (decrease)		80,268	161,947
Net increase (decrease)		383,637	(324,116)
Net assets, beginning		2,199,045	2,523,161
Net assets, ending		$2,582,682	$2,199,045

Units sold		499,623	561,145
Units redeemed		(459,086)	(456,532)
Net increase (decrease)		40,537	104,613
Units outstanding, beginning		1,486,713	1,382,100
Units outstanding, ending		1,527,250	1,486,713

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,713,985
Cost of units redeemed/account charges			(4,862,500)
Net investment income (loss)			73,210
Net realized gain (loss)			284,808
Realized gain distributions			316,415
Net change in unrealized appreciation (depreciation)			56,764
Net assets			$2,582,682
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	1,527	$2,583	1.25%	14.3%	12/31/2023	$1.72	0	$0	1.00%	14.6%	12/31/2023	$1.76	0	$0	0.75%	14.9%
12/31/2022	1.48	1,487	2,199	1.25%	-19.0%	12/31/2022	1.50	0	0	1.00%	-18.8%	12/31/2022	1.53	0	0	0.75%	-18.6%
12/31/2021	1.83	1,382	2,523	1.25%	12.6%	12/31/2021	1.85	0	0	1.00%	12.9%	12/31/2021	1.88	0	0	0.75%	13.2%
12/31/2020	1.62	1,477	2,394	1.25%	16.3%	12/31/2020	1.64	0	0	1.00%	16.6%	12/31/2020	1.66	0	0	0.75%	16.9%
12/31/2019	1.39	1,184	1,650	1.25%	23.1%	12/31/2019	1.41	0	0	1.00%	23.4%	12/31/2019	1.42	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	0	$0	0.50%	15.2%	12/31/2023	$1.83	0	$0	0.25%	15.5%	12/31/2023	$1.86	0	$0	0.00%	15.8%
12/31/2022	1.55	0	0	0.50%	-18.4%	12/31/2022	1.58	0	0	0.25%	-18.2%	12/31/2022	1.61	0	0	0.00%	-18.0%
12/31/2021	1.90	0	0	0.50%	13.5%	12/31/2021	1.93	0	0	0.25%	13.7%	12/31/2021	1.96	0	0	0.00%	14.0%
12/31/2020	1.68	0	0	0.50%	17.2%	12/31/2020	1.70	0	0	0.25%	17.5%	12/31/2020	1.72	0	0	0.00%	17.8%
12/31/2019	1.43	0	0	0.50%	24.1%	12/31/2019	1.44	0	0	0.25%	24.4%	12/31/2019	1.46	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.2%
2021	3.9%
2020	0.7%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio Investor Class - 06-CKT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,952,706	$1,873,769	136,909
Receivables: investments sold	-
Payables: investments purchased	(12,705)
Net assets	$1,940,001

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,940,001	1,125,558	$1.72
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$1,940,001	1,125,558

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$31,081
Mortality & expense charges			(23,807)
Net investment income (loss)			7,274

Gain (loss) on investments:
Net realized gain (loss)			(161,884)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			471,515
Net gain (loss)			309,631

Increase (decrease) in net assets from operations			$316,905

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,274	$6,348
Net realized gain (loss)		(161,884)	1,894
Realized gain distributions		-	147,805
Net change in unrealized appreciation (depreciation)		471,515	(798,367)

Increase (decrease) in net assets from operations		316,905	(642,320)

Contract owner transactions:
Proceeds from units sold		939,587	1,416,245
Cost of units redeemed		(2,072,335)	(1,286,099)
Account charges		(6,680)	(7,989)
Increase (decrease)		(1,139,428)	122,157
Net increase (decrease)		(822,523)	(520,163)
Net assets, beginning		2,762,524	3,282,687
Net assets, ending		$1,940,001	$2,762,524

Units sold		592,517	955,749
Units redeemed		(1,303,922)	(890,743)
Net increase (decrease)		(711,405)	65,006
Units outstanding, beginning		1,836,963	1,771,957
Units outstanding, ending		1,125,558	1,836,963

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,168,463
Cost of units redeemed/account charges			(9,257,357)
Net investment income (loss)			140,983
Net realized gain (loss)			350,496
Realized gain distributions			458,479
Net change in unrealized appreciation (depreciation)			78,937
Net assets			$1,940,001
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	1,126	$1,940	1.25%	14.6%	12/31/2023	$1.76	0	$0	1.00%	14.9%	12/31/2023	$1.79	0	$0	0.75%	15.2%
12/31/2022	1.50	1,837	2,763	1.25%	-18.8%	12/31/2022	1.53	0	0	1.00%	-18.6%	12/31/2022	1.55	0	0	0.75%	-18.4%
12/31/2021	1.85	1,772	3,283	1.25%	13.0%	12/31/2021	1.88	0	0	1.00%	13.2%	12/31/2021	1.91	0	0	0.75%	13.5%
12/31/2020	1.64	2,596	4,257	1.25%	16.6%	12/31/2020	1.66	0	0	1.00%	16.9%	12/31/2020	1.68	0	0	0.75%	17.2%
12/31/2019	1.41	1,862	2,619	1.25%	23.3%	12/31/2019	1.42	0	0	1.00%	23.6%	12/31/2019	1.43	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.83	0	$0	0.50%	15.5%	12/31/2023	$1.86	0	$0	0.25%	15.8%	12/31/2023	$1.90	0	$0	0.00%	16.0%
12/31/2022	1.58	0	0	0.50%	-18.2%	12/31/2022	1.61	0	0	0.25%	-18.0%	12/31/2022	1.63	0	0	0.00%	-17.8%
12/31/2021	1.93	0	0	0.50%	13.8%	12/31/2021	1.96	0	0	0.25%	14.1%	12/31/2021	1.99	0	0	0.00%	14.4%
12/31/2020	1.70	0	0	0.50%	17.5%	12/31/2020	1.72	0	0	0.25%	17.8%	12/31/2020	1.74	0	0	0.00%	18.1%
12/31/2019	1.44	0	0	0.50%	24.3%	12/31/2019	1.46	0	0	0.25%	24.6%	12/31/2019	1.47	17	25	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.4%
2021	3.5%
2020	1.0%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Emerging Markets Fund R6 Class - 06-CPK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,865,219	$18,261,143	1,461,516
Receivables: investments sold	173,786
Payables: investments purchased	-
Net assets	$15,039,005

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,039,005	12,811,256	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$15,039,005	12,811,256

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$236,198
Mortality & expense charges			(171,750)
Net investment income (loss)			64,448

Gain (loss) on investments:
Net realized gain (loss)			(600,123)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,205,129
Net gain (loss)			605,006

Increase (decrease) in net assets from operations			$669,454

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$64,448	$340,860
Net realized gain (loss)		(600,123)	(246,416)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,205,129	(4,398,951)

Increase (decrease) in net assets from operations		669,454	(4,304,507)

Contract owner transactions:
Proceeds from units sold		3,658,314	6,957,716
Cost of units redeemed		(2,725,893)	(2,549,950)
Account charges		(56,604)	(54,349)
Increase (decrease)		875,817	4,353,417
Net increase (decrease)		1,545,271	48,910
Net assets, beginning		13,493,734	13,444,824
Net assets, ending		$15,039,005	$13,493,734

Units sold		3,284,113	5,945,114
Units redeemed		(2,490,157)	(2,450,876)
Net increase (decrease)		793,956	3,494,238
Units outstanding, beginning		12,017,300	8,523,062
Units outstanding, ending		12,811,256	12,017,300

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$25,611,719
Cost of units redeemed/account charges			(6,841,253)
Net investment income (loss)			362,037
Net realized gain (loss)			(698,390)
Realized gain distributions			816
Net change in unrealized appreciation (depreciation)			(3,395,924)
Net assets			$15,039,005
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	12,811	$15,039	1.25%	4.5%	12/31/2023	$1.19	0	$0	1.00%	4.8%	12/31/2023	$1.22	0	$0	0.75%	5.1%
12/31/2022	1.12	12,017	13,494	1.25%	-28.8%	12/31/2022	1.14	0	0	1.00%	-28.6%	12/31/2022	1.16	0	0	0.75%	-28.5%
12/31/2021	1.58	8,523	13,445	1.25%	-6.9%	12/31/2021	1.60	0	0	1.00%	-6.6%	12/31/2021	1.62	0	0	0.75%	-6.4%
12/31/2020	1.69	920	1,558	1.25%	23.8%	12/31/2020	1.71	0	0	1.00%	24.1%	12/31/2020	1.73	0	0	0.75%	24.4%
12/31/2019	1.37	897	1,226	1.25%	21.0%	12/31/2019	1.38	0	0	1.00%	21.3%	12/31/2019	1.39	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	5.3%	12/31/2023	$1.26	0	$0	0.25%	5.6%	12/31/2023	$1.28	0	$0	0.00%	5.9%
12/31/2022	1.18	0	0	0.50%	-28.3%	12/31/2022	1.19	0	0	0.25%	-28.1%	12/31/2022	1.21	0	0	0.00%	-27.9%
12/31/2021	1.64	0	0	0.50%	-6.2%	12/31/2021	1.66	0	0	0.25%	-5.9%	12/31/2021	1.68	0	0	0.00%	-5.7%
12/31/2020	1.75	0	0	0.50%	24.7%	12/31/2020	1.76	0	0	0.25%	25.1%	12/31/2020	1.78	0	0	0.00%	25.4%
12/31/2019	1.40	0	0	0.50%	21.9%	12/31/2019	1.41	0	0	0.25%	22.2%	12/31/2019	1.42	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	3.7%
2021	0.2%
2020	1.3%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Equity Income Fund R6 Class - 06-CPM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,575,274	$1,663,542	186,959
Receivables: investments sold	2,663
Payables: investments purchased	-
Net assets	$1,577,937

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,577,937	1,046,847	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.65
Total	$1,577,937	1,046,847

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$48,709
Mortality & expense charges			(21,635)
Net investment income (loss)			27,074

Gain (loss) on investments:
Net realized gain (loss)			(24,779)
Realized gain distributions			81,074
Net change in unrealized appreciation (depreciation)			(22,919)
Net gain (loss)			33,376

Increase (decrease) in net assets from operations			$60,450

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,074	$18,613
Net realized gain (loss)		(24,779)	88,615
Realized gain distributions		81,074	86,578
Net change in unrealized appreciation (depreciation)		(22,919)	(276,628)

Increase (decrease) in net assets from operations		60,450	(82,822)

Contract owner transactions:
Proceeds from units sold		623,879	338,141
Cost of units redeemed		(549,352)	(1,483,185)
Account charges		(941)	(1,133)
Increase (decrease)		73,586	(1,146,177)
Net increase (decrease)		134,036	(1,228,999)
Net assets, beginning		1,443,901	2,672,900
Net assets, ending		$1,577,937	$1,443,901

Units sold		439,769	232,156
Units redeemed		(379,204)	(996,780)
Net increase (decrease)		60,565	(764,624)
Units outstanding, beginning		986,282	1,750,906
Units outstanding, ending		1,046,847	986,282

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,288,027
Cost of units redeemed/account charges			(3,068,161)
Net investment income (loss)			89,278
Net realized gain (loss)			53,219
Realized gain distributions			303,842
Net change in unrealized appreciation (depreciation)			(88,268)
Net assets			$1,577,937
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	1,047	$1,578	1.25%	3.0%	12/31/2023	$1.53	0	$0	1.00%	3.2%	12/31/2023	$1.56	0	$0	0.75%	3.5%
12/31/2022	1.46	986	1,444	1.25%	-4.1%	12/31/2022	1.49	0	0	1.00%	-3.9%	12/31/2022	1.51	0	0	0.75%	-3.6%
12/31/2021	1.53	1,751	2,673	1.25%	15.8%	12/31/2021	1.55	0	0	1.00%	16.1%	12/31/2021	1.57	0	0	0.75%	16.4%
12/31/2020	1.32	1,265	1,667	1.25%	0.2%	12/31/2020	1.33	0	0	1.00%	0.4%	12/31/2020	1.35	0	0	0.75%	0.7%
12/31/2019	1.32	757	996	1.25%	23.1%	12/31/2019	1.33	0	0	1.00%	23.4%	12/31/2019	1.34	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	0.50%	3.7%	12/31/2023	$1.62	0	$0	0.25%	4.0%	12/31/2023	$1.65	0	$0	0.00%	4.3%
12/31/2022	1.53	0	0	0.50%	-3.4%	12/31/2022	1.56	0	0	0.25%	-3.1%	12/31/2022	1.58	0	0	0.00%	-2.9%
12/31/2021	1.59	0	0	0.50%	16.7%	12/31/2021	1.61	0	0	0.25%	17.0%	12/31/2021	1.63	0	0	0.00%	17.3%
12/31/2020	1.36	0	0	0.50%	0.9%	12/31/2020	1.37	0	0	0.25%	1.2%	12/31/2020	1.39	0	0	0.00%	1.4%
12/31/2019	1.35	0	0	0.50%	24.0%	12/31/2019	1.36	0	0	0.25%	24.3%	12/31/2019	1.37	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	2.0%
2021	2.4%
2020	2.5%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Growth Fund R6 Class - 06-CPN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$650,622	$532,970	12,857
Receivables: investments sold	-
Payables: investments purchased	(3,142)
Net assets	$647,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$647,480	236,818	$2.73
Band 100	-	-	2.78
Band 75	-	-	2.83
Band 50	-	-	2.88
Band 25	-	-	2.93
Band 0	-	-	2.99
Total	$647,480	236,818

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,639)
Net investment income (loss)			(6,639)

Gain (loss) on investments:
Net realized gain (loss)			5,803
Realized gain distributions			28,792
Net change in unrealized appreciation (depreciation)			153,955
Net gain (loss)			188,550

Increase (decrease) in net assets from operations			$181,911

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,639)	$(2,721)
Net realized gain (loss)		5,803	2,417
Realized gain distributions		28,792	11,976
Net change in unrealized appreciation (depreciation)		153,955	(112,065)

Increase (decrease) in net assets from operations		181,911	(100,393)

Contract owner transactions:
Proceeds from units sold		178,887	151,059
Cost of units redeemed		(49,111)	(23,250)
Account charges		(997)	(713)
Increase (decrease)		128,779	127,096
Net increase (decrease)		310,690	26,703
Net assets, beginning		336,790	310,087
Net assets, ending		$647,480	$336,790

Units sold		82,481	76,014
Units redeemed		(20,584)	(10,528)
Net increase (decrease)		61,897	65,486
Units outstanding, beginning		174,921	109,435
Units outstanding, ending		236,818	174,921

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$629,598
Cost of units redeemed/account charges			(191,146)
Net investment income (loss)			(15,411)
Net realized gain (loss)			10,446
Realized gain distributions			96,341
Net change in unrealized appreciation (depreciation)			117,652
Net assets			$647,480
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.73	237	$647	1.25%	42.0%	12/31/2023	$2.78	0	$0	1.00%	42.4%	12/31/2023	$2.83	0	$0	0.75%	42.7%
12/31/2022	1.93	175	337	1.25%	-32.1%	12/31/2022	1.95	0	0	1.00%	-31.9%	12/31/2022	1.98	0	0	0.75%	-31.7%
12/31/2021	2.83	109	310	1.25%	26.3%	12/31/2021	2.87	0	0	1.00%	26.7%	12/31/2021	2.91	0	0	0.75%	27.0%
12/31/2020	2.24	78	174	1.25%	34.0%	12/31/2020	2.27	0	0	1.00%	34.3%	12/31/2020	2.29	0	0	0.75%	34.7%
12/31/2019	1.67	71	119	1.25%	34.2%	12/31/2019	1.69	0	0	1.00%	34.5%	12/31/2019	1.70	0	0	0.75%	34.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.88	0	$0	0.50%	43.1%	12/31/2023	$2.93	0	$0	0.25%	43.4%	12/31/2023	$2.99	0	$0	0.00%	43.8%
12/31/2022	2.01	0	0	0.50%	-31.5%	12/31/2022	2.05	0	0	0.25%	-31.4%	12/31/2022	2.08	0	0	0.00%	-31.2%
12/31/2021	2.94	0	0	0.50%	27.3%	12/31/2021	2.98	0	0	0.25%	27.6%	12/31/2021	3.02	0	0	0.00%	27.9%
12/31/2020	2.31	0	0	0.50%	35.0%	12/31/2020	2.34	0	0	0.25%	35.3%	12/31/2020	2.36	0	0	0.00%	35.7%
12/31/2019	1.71	0	0	0.50%	35.2%	12/31/2019	1.73	0	0	0.25%	35.6%	12/31/2019	1.74	0	0	0.00%	35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.3%
2021	0.0%
2020	0.2%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Heritage Fund R6 Class - 06-CPP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$923,558	$964,100	36,201
Receivables: investments sold	-
Payables: investments purchased	(6,573)
Net assets	$916,985

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$916,985	465,608	$1.97
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.08
Band 25	-	-	2.11
Band 0	-	-	2.15
Total	$916,985	465,608

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,166)
Net investment income (loss)			(11,166)

Gain (loss) on investments:
Net realized gain (loss)			(31,997)
Realized gain distributions			6,183
Net change in unrealized appreciation (depreciation)			197,613
Net gain (loss)			171,799

Increase (decrease) in net assets from operations			$160,633

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,166)	$(17,143)
Net realized gain (loss)		(31,997)	(254,836)
Realized gain distributions		6,183	14,867
Net change in unrealized appreciation (depreciation)		197,613	(462,098)

Increase (decrease) in net assets from operations		160,633	(719,210)

Contract owner transactions:
Proceeds from units sold		65,232	131,019
Cost of units redeemed		(199,097)	(944,722)
Account charges		(1,949)	(2,055)
Increase (decrease)		(135,814)	(815,758)
Net increase (decrease)		24,819	(1,534,968)
Net assets, beginning		892,166	2,427,134
Net assets, ending		$916,985	$892,166

Units sold		39,771	71,675
Units redeemed		(115,415)	(579,495)
Net increase (decrease)		(75,644)	(507,820)
Units outstanding, beginning		541,252	1,049,072
Units outstanding, ending		465,608	541,252

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,534,024
Cost of units redeemed/account charges			(3,098,473)
Net investment income (loss)			(101,768)
Net realized gain (loss)			(195,002)
Realized gain distributions			818,746
Net change in unrealized appreciation (depreciation)			(40,542)
Net assets			$916,985
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	466	$917	1.25%	19.5%	12/31/2023	$2.00	0	$0	1.00%	19.8%	12/31/2023	$2.04	0	$0	0.75%	20.1%
12/31/2022	1.65	541	892	1.25%	-28.8%	12/31/2022	1.67	0	0	1.00%	-28.6%	12/31/2022	1.70	0	0	0.75%	-28.4%
12/31/2021	2.31	1,049	2,427	1.25%	10.1%	12/31/2021	2.34	0	0	1.00%	10.4%	12/31/2021	2.37	0	0	0.75%	10.7%
12/31/2020	2.10	970	2,038	1.25%	41.2%	12/31/2020	2.12	0	0	1.00%	41.6%	12/31/2020	2.14	0	0	0.75%	41.9%
12/31/2019	1.49	808	1,202	1.25%	34.2%	12/31/2019	1.50	0	0	1.00%	34.6%	12/31/2019	1.51	0	0	0.75%	34.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.08	0	$0	0.50%	20.4%	12/31/2023	$2.11	0	$0	0.25%	20.7%	12/31/2023	$2.15	0	$0	0.00%	21.0%
12/31/2022	1.73	0	0	0.50%	-28.2%	12/31/2022	1.75	0	0	0.25%	-28.0%	12/31/2022	1.78	0	0	0.00%	-27.9%
12/31/2021	2.40	0	0	0.50%	10.9%	12/31/2021	2.43	0	0	0.25%	11.2%	12/31/2021	2.46	0	0	0.00%	11.5%
12/31/2020	2.17	0	0	0.50%	42.3%	12/31/2020	2.19	0	0	0.25%	42.7%	12/31/2020	2.21	0	0	0.00%	43.0%
12/31/2019	1.52	0	0	0.50%	35.2%	12/31/2019	1.53	0	0	0.25%	35.6%	12/31/2019	1.55	0	0	0.00%	35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2025 Portfolio R6 Class - 06-CPT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,041,681	$30,400,900	2,880,573
Receivables: investments sold	-
Payables: investments purchased	(21,902)
Net assets	$27,019,779

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,019,779	19,805,229	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.49
Total	$27,019,779	19,805,229

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$935,369
Mortality & expense charges			(324,294)
Net investment income (loss)			611,075

Gain (loss) on investments:
Net realized gain (loss)			(724,324)
Realized gain distributions			668,701
Net change in unrealized appreciation (depreciation)			1,858,731
Net gain (loss)			1,803,108

Increase (decrease) in net assets from operations			$2,414,183

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$611,075	$547,675
Net realized gain (loss)		(724,324)	(1,042,365)
Realized gain distributions		668,701	596,760
Net change in unrealized appreciation (depreciation)		1,858,731	(4,504,161)

Increase (decrease) in net assets from operations		2,414,183	(4,402,091)

Contract owner transactions:
Proceeds from units sold		6,511,441	6,317,911
Cost of units redeemed		(4,380,182)	(9,070,884)
Account charges		(11,554)	(11,557)
Increase (decrease)		2,119,705	(2,764,530)
Net increase (decrease)		4,533,888	(7,166,621)
Net assets, beginning		22,485,891	29,652,512
Net assets, ending		$27,019,779	$22,485,891

Units sold		5,062,000	4,885,925
Units redeemed		(3,419,233)	(7,198,917)
Net increase (decrease)		1,642,767	(2,312,992)
Units outstanding, beginning		18,162,462	20,475,454
Units outstanding, ending		19,805,229	18,162,462

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$49,648,627
Cost of units redeemed/account charges			(24,727,375)
Net investment income (loss)			2,622,888
Net realized gain (loss)			(1,717,860)
Realized gain distributions			4,552,718
Net change in unrealized appreciation (depreciation)			(3,359,219)
Net assets			$27,019,779
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	19,805	$27,020	1.25%	10.2%	12/31/2023	$1.39	0	$0	1.00%	10.5%	12/31/2023	$1.41	0	$0	0.75%	10.7%
12/31/2022	1.24	18,162	22,486	1.25%	-14.5%	12/31/2022	1.26	0	0	1.00%	-14.3%	12/31/2022	1.28	0	0	0.75%	-14.1%
12/31/2021	1.45	20,475	29,653	1.25%	8.4%	12/31/2021	1.47	0	0	1.00%	8.6%	12/31/2021	1.49	0	0	0.75%	8.9%
12/31/2020	1.34	9,820	13,124	1.25%	10.4%	12/31/2020	1.35	0	0	1.00%	10.6%	12/31/2020	1.36	0	0	0.75%	10.9%
12/31/2019	1.21	7,246	8,775	1.25%	16.3%	12/31/2019	1.22	0	0	1.00%	16.6%	12/31/2019	1.23	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	11.0%	12/31/2023	$1.46	0	$0	0.25%	11.3%	12/31/2023	$1.49	0	$0	0.00%	11.6%
12/31/2022	1.30	0	0	0.50%	-13.9%	12/31/2022	1.32	0	0	0.25%	-13.7%	12/31/2022	1.34	0	0	0.00%	-13.4%
12/31/2021	1.50	0	0	0.50%	9.2%	12/31/2021	1.52	0	0	0.25%	9.5%	12/31/2021	1.54	0	0	0.00%	9.7%
12/31/2020	1.38	0	0	0.50%	11.2%	12/31/2020	1.39	0	0	0.25%	11.5%	12/31/2020	1.41	0	0	0.00%	11.7%
12/31/2019	1.24	0	0	0.50%	17.2%	12/31/2019	1.25	0	0	0.25%	17.5%	12/31/2019	1.26	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	3.3%
2021	6.8%
2020	2.2%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2030 Portfolio R6 Class - 06-CPV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,455,649	$35,827,478	3,148,815
Receivables: investments sold	47,743
Payables: investments purchased	-
Net assets	$33,503,392

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,503,392	23,865,297	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$33,503,392	23,865,297

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$972,373
Mortality & expense charges			(389,307)
Net investment income (loss)			583,066

Gain (loss) on investments:
Net realized gain (loss)			(554,003)
Realized gain distributions			181,315
Net change in unrealized appreciation (depreciation)			2,849,530
Net gain (loss)			2,476,842

Increase (decrease) in net assets from operations			$3,059,908

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$583,066	$412,503
Net realized gain (loss)		(554,003)	(1,045,200)
Realized gain distributions		181,315	776,546
Net change in unrealized appreciation (depreciation)		2,849,530	(5,532,509)

Increase (decrease) in net assets from operations		3,059,908	(5,388,660)

Contract owner transactions:
Proceeds from units sold		9,612,101	7,286,220
Cost of units redeemed		(3,796,241)	(11,786,905)
Account charges		(9,063)	(10,404)
Increase (decrease)		5,806,797	(4,511,089)
Net increase (decrease)		8,866,705	(9,899,749)
Net assets, beginning		24,636,687	34,536,436
Net assets, ending		$33,503,392	$24,636,687

Units sold		7,695,971	5,592,680
Units redeemed		(3,324,330)	(9,180,526)
Net increase (decrease)		4,371,641	(3,587,846)
Units outstanding, beginning		19,493,656	23,081,502
Units outstanding, ending		23,865,297	19,493,656

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$55,996,916
Cost of units redeemed/account charges			(24,957,614)
Net investment income (loss)			2,428,391
Net realized gain (loss)			(1,472,734)
Realized gain distributions			3,880,262
Net change in unrealized appreciation (depreciation)			(2,371,829)
Net assets			$33,503,392
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	23,865	$33,503	1.25%	11.1%	12/31/2023	$1.43	0	$0	1.00%	11.4%	12/31/2023	$1.45	0	$0	0.75%	11.6%
12/31/2022	1.26	19,494	24,637	1.25%	-15.5%	12/31/2022	1.28	0	0	1.00%	-15.3%	12/31/2022	1.30	0	0	0.75%	-15.1%
12/31/2021	1.50	23,082	34,536	1.25%	9.1%	12/31/2021	1.52	0	0	1.00%	9.3%	12/31/2021	1.53	0	0	0.75%	9.6%
12/31/2020	1.37	11,122	15,258	1.25%	11.7%	12/31/2020	1.39	0	0	1.00%	11.9%	12/31/2020	1.40	0	0	0.75%	12.2%
12/31/2019	1.23	6,097	7,490	1.25%	17.5%	12/31/2019	1.24	0	0	1.00%	17.8%	12/31/2019	1.25	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	11.9%	12/31/2023	$1.51	0	$0	0.25%	12.2%	12/31/2023	$1.53	0	$0	0.00%	12.5%
12/31/2022	1.32	0	0	0.50%	-14.9%	12/31/2022	1.34	0	0	0.25%	-14.7%	12/31/2022	1.36	0	0	0.00%	-14.5%
12/31/2021	1.55	0	0	0.50%	9.9%	12/31/2021	1.57	0	0	0.25%	10.2%	12/31/2021	1.59	0	0	0.00%	10.4%
12/31/2020	1.41	0	0	0.50%	12.5%	12/31/2020	1.43	0	0	0.25%	12.8%	12/31/2020	1.44	0	0	0.00%	13.1%
12/31/2019	1.26	0	0	0.50%	18.4%	12/31/2019	1.27	0	0	0.25%	18.7%	12/31/2019	1.28	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	2.6%
2021	6.1%
2020	2.1%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2035 Portfolio R6 Class - 06-CPW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,107,871	$31,230,751	2,883,519
Receivables: investments sold	35,279
Payables: investments purchased	-
Net assets	$28,143,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,143,150	19,444,847	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$28,143,150	19,444,847

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$979,760
Mortality & expense charges			(332,321)
Net investment income (loss)			647,439

Gain (loss) on investments:
Net realized gain (loss)			(712,647)
Realized gain distributions			294,613
Net change in unrealized appreciation (depreciation)			2,574,752
Net gain (loss)			2,156,718

Increase (decrease) in net assets from operations			$2,804,157

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$647,439	$460,936
Net realized gain (loss)		(712,647)	(1,739,414)
Realized gain distributions		294,613	970,592
Net change in unrealized appreciation (depreciation)		2,574,752	(5,229,297)

Increase (decrease) in net assets from operations		2,804,157	(5,537,183)

Contract owner transactions:
Proceeds from units sold		7,027,207	7,629,553
Cost of units redeemed		(3,698,248)	(14,134,096)
Account charges		(9,773)	(11,680)
Increase (decrease)		3,319,186	(6,516,223)
Net increase (decrease)		6,123,343	(12,053,406)
Net assets, beginning		22,019,807	34,073,213
Net assets, ending		$28,143,150	$22,019,807

Units sold		5,198,504	5,664,624
Units redeemed		(2,771,746)	(10,671,000)
Net increase (decrease)		2,426,758	(5,006,376)
Units outstanding, beginning		17,018,089	22,024,465
Units outstanding, ending		19,444,847	17,018,089

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$53,081,114
Cost of units redeemed/account charges			(26,696,560)
Net investment income (loss)			2,779,887
Net realized gain (loss)			(2,356,431)
Realized gain distributions			4,458,020
Net change in unrealized appreciation (depreciation)			(3,122,880)
Net assets			$28,143,150
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	19,445	$28,143	1.25%	11.9%	12/31/2023	$1.47	0	$0	1.00%	12.1%	12/31/2023	$1.50	0	$0	0.75%	12.4%
12/31/2022	1.29	17,018	22,020	1.25%	-16.4%	12/31/2022	1.31	0	0	1.00%	-16.2%	12/31/2022	1.33	0	0	0.75%	-15.9%
12/31/2021	1.55	22,024	34,073	1.25%	9.7%	12/31/2021	1.57	0	0	1.00%	10.0%	12/31/2021	1.59	0	0	0.75%	10.3%
12/31/2020	1.41	8,200	11,560	1.25%	12.9%	12/31/2020	1.42	0	0	1.00%	13.2%	12/31/2020	1.44	0	0	0.75%	13.5%
12/31/2019	1.25	4,593	5,733	1.25%	18.9%	12/31/2019	1.26	0	0	1.00%	19.2%	12/31/2019	1.27	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	0	$0	0.50%	12.7%	12/31/2023	$1.55	0	$0	0.25%	13.0%	12/31/2023	$1.58	0	$0	0.00%	13.3%
12/31/2022	1.35	0	0	0.50%	-15.7%	12/31/2022	1.37	0	0	0.25%	-15.5%	12/31/2022	1.40	0	0	0.00%	-15.3%
12/31/2021	1.61	0	0	0.50%	10.6%	12/31/2021	1.63	0	0	0.25%	10.9%	12/31/2021	1.65	0	0	0.00%	11.1%
12/31/2020	1.45	0	0	0.50%	13.8%	12/31/2020	1.47	0	0	0.25%	14.1%	12/31/2020	1.48	0	0	0.00%	14.4%
12/31/2019	1.28	0	0	0.50%	19.8%	12/31/2019	1.29	0	0	0.25%	20.1%	12/31/2019	1.30	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	2.8%
2021	7.9%
2020	2.4%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2040 Portfolio R6 Class - 06-CPX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,224,900	$32,308,249	2,736,328
Receivables: investments sold	38,897
Payables: investments purchased	-
Net assets	$30,263,797

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,263,797	20,238,929	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$30,263,797	20,238,929

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$822,017
Mortality & expense charges			(347,268)
Net investment income (loss)			474,749

Gain (loss) on investments:
Net realized gain (loss)			(450,532)
Realized gain distributions			76,460
Net change in unrealized appreciation (depreciation)			3,050,290
Net gain (loss)			2,676,218

Increase (decrease) in net assets from operations			$3,150,967

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$474,749	$301,131
Net realized gain (loss)		(450,532)	(1,449,546)
Realized gain distributions		76,460	977,708
Net change in unrealized appreciation (depreciation)		3,050,290	(5,725,017)

Increase (decrease) in net assets from operations		3,150,967	(5,895,724)

Contract owner transactions:
Proceeds from units sold		7,541,455	8,241,616
Cost of units redeemed		(3,078,320)	(13,863,307)
Account charges		(9,346)	(11,096)
Increase (decrease)		4,453,789	(5,632,787)
Net increase (decrease)		7,604,756	(11,528,511)
Net assets, beginning		22,659,041	34,187,552
Net assets, ending		$30,263,797	$22,659,041

Units sold		5,394,348	5,955,552
Units redeemed		(2,218,335)	(10,229,424)
Net increase (decrease)		3,176,013	(4,273,872)
Units outstanding, beginning		17,062,916	21,336,788
Units outstanding, ending		20,238,929	17,062,916

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$52,328,060
Cost of units redeemed/account charges			(24,617,910)
Net investment income (loss)			2,184,935
Net realized gain (loss)			(1,718,558)
Realized gain distributions			4,170,619
Net change in unrealized appreciation (depreciation)			(2,083,349)
Net assets			$30,263,797
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	20,239	$30,264	1.25%	12.6%	12/31/2023	$1.52	0	$0	1.00%	12.9%	12/31/2023	$1.55	0	$0	0.75%	13.2%
12/31/2022	1.33	17,063	22,659	1.25%	-17.1%	12/31/2022	1.35	0	0	1.00%	-16.9%	12/31/2022	1.37	0	0	0.75%	-16.7%
12/31/2021	1.60	21,337	34,188	1.25%	10.5%	12/31/2021	1.62	0	0	1.00%	10.8%	12/31/2021	1.64	0	0	0.75%	11.1%
12/31/2020	1.45	9,962	14,444	1.25%	14.1%	12/31/2020	1.46	0	0	1.00%	14.4%	12/31/2020	1.48	0	0	0.75%	14.7%
12/31/2019	1.27	5,749	7,306	1.25%	20.2%	12/31/2019	1.28	0	0	1.00%	20.5%	12/31/2019	1.29	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.58	0	$0	0.50%	13.4%	12/31/2023	$1.60	0	$0	0.25%	13.7%	12/31/2023	$1.63	0	$0	0.00%	14.0%
12/31/2022	1.39	0	0	0.50%	-16.5%	12/31/2022	1.41	0	0	0.25%	-16.3%	12/31/2022	1.43	0	0	0.00%	-16.1%
12/31/2021	1.66	0	0	0.50%	11.3%	12/31/2021	1.69	0	0	0.25%	11.6%	12/31/2021	1.71	0	0	0.00%	11.9%
12/31/2020	1.49	0	0	0.50%	15.0%	12/31/2020	1.51	0	0	0.25%	15.3%	12/31/2020	1.53	0	0	0.00%	15.5%
12/31/2019	1.30	0	0	0.50%	21.1%	12/31/2019	1.31	0	0	0.25%	21.4%	12/31/2019	1.32	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.2%
2021	6.4%
2020	1.9%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2045 Portfolio R6 Class - 06-CPY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,441,206	$30,164,527	2,774,109
Receivables: investments sold	50,222
Payables: investments purchased	-
Net assets	$27,491,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,491,428	17,791,651	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$27,491,428	17,791,651

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$893,428
Mortality & expense charges			(311,154)
Net investment income (loss)			582,274

Gain (loss) on investments:
Net realized gain (loss)			(482,118)
Realized gain distributions			224,548
Net change in unrealized appreciation (depreciation)			2,630,943
Net gain (loss)			2,373,373

Increase (decrease) in net assets from operations			$2,955,647

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$582,274	$345,066
Net realized gain (loss)		(482,118)	(966,780)
Realized gain distributions		224,548	1,178,967
Net change in unrealized appreciation (depreciation)		2,630,943	(5,183,568)

Increase (decrease) in net assets from operations		2,955,647	(4,626,315)

Contract owner transactions:
Proceeds from units sold		7,931,673	7,920,099
Cost of units redeemed		(2,815,020)	(8,885,016)
Account charges		(10,989)	(9,644)
Increase (decrease)		5,105,664	(974,561)
Net increase (decrease)		8,061,311	(5,600,876)
Net assets, beginning		19,430,117	25,030,993
Net assets, ending		$27,491,428	$19,430,117

Units sold		5,532,942	5,548,226
Units redeemed		(1,986,140)	(6,396,081)
Net increase (decrease)		3,546,802	(847,855)
Units outstanding, beginning		14,244,849	15,092,704
Units outstanding, ending		17,791,651	14,244,849

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$43,676,833
Cost of units redeemed/account charges			(18,627,723)
Net investment income (loss)			2,234,565
Net realized gain (loss)			(1,389,623)
Realized gain distributions			4,320,697
Net change in unrealized appreciation (depreciation)			(2,723,321)
Net assets			$27,491,428
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	17,792	$27,491	1.25%	13.3%	12/31/2023	$1.57	0	$0	1.00%	13.6%	12/31/2023	$1.60	0	$0	0.75%	13.8%
12/31/2022	1.36	14,245	19,430	1.25%	-17.8%	12/31/2022	1.38	0	0	1.00%	-17.6%	12/31/2022	1.41	0	0	0.75%	-17.3%
12/31/2021	1.66	15,093	25,031	1.25%	11.3%	12/31/2021	1.68	0	0	1.00%	11.6%	12/31/2021	1.70	0	0	0.75%	11.9%
12/31/2020	1.49	6,924	10,317	1.25%	15.3%	12/31/2020	1.51	0	0	1.00%	15.6%	12/31/2020	1.52	0	0	0.75%	15.9%
12/31/2019	1.29	3,899	5,037	1.25%	21.6%	12/31/2019	1.30	0	0	1.00%	21.9%	12/31/2019	1.31	0	0	0.75%	22.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	0	$0	0.50%	14.1%	12/31/2023	$1.66	0	$0	0.25%	14.4%	12/31/2023	$1.69	0	$0	0.00%	14.7%
12/31/2022	1.43	0	0	0.50%	-17.1%	12/31/2022	1.45	0	0	0.25%	-16.9%	12/31/2022	1.47	0	0	0.00%	-16.7%
12/31/2021	1.72	0	0	0.50%	12.1%	12/31/2021	1.74	0	0	0.25%	12.4%	12/31/2021	1.77	0	0	0.00%	12.7%
12/31/2020	1.54	0	0	0.50%	16.2%	12/31/2020	1.55	0	0	0.25%	16.5%	12/31/2020	1.57	0	0	0.00%	16.8%
12/31/2019	1.32	0	0	0.50%	22.5%	12/31/2019	1.33	0	0	0.25%	22.9%	12/31/2019	1.34	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	2.8%
2021	7.8%
2020	2.2%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2050 Portfolio R6 Class - 06-CRC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,600,091	$24,593,088	1,979,344
Receivables: investments sold	33,280
Payables: investments purchased	-
Net assets	$23,633,371

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,633,371	14,773,064	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.69
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$23,633,371	14,773,064

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$561,976
Mortality & expense charges			(260,905)
Net investment income (loss)			301,071

Gain (loss) on investments:
Net realized gain (loss)			(242,778)
Realized gain distributions			52,205
Net change in unrealized appreciation (depreciation)			2,510,646
Net gain (loss)			2,320,073

Increase (decrease) in net assets from operations			$2,621,144

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$301,071	$133,411
Net realized gain (loss)		(242,778)	(768,215)
Realized gain distributions		52,205	857,784
Net change in unrealized appreciation (depreciation)		2,510,646	(4,200,165)

Increase (decrease) in net assets from operations		2,621,144	(3,977,185)

Contract owner transactions:
Proceeds from units sold		6,987,347	7,872,712
Cost of units redeemed		(2,014,946)	(8,246,333)
Account charges		(11,212)	(9,811)
Increase (decrease)		4,961,189	(383,432)
Net increase (decrease)		7,582,333	(4,360,617)
Net assets, beginning		16,051,038	20,411,655
Net assets, ending		$23,633,371	$16,051,038

Units sold		4,702,477	5,350,817
Units redeemed		(1,370,830)	(5,827,223)
Net increase (decrease)		3,331,647	(476,406)
Units outstanding, beginning		11,441,417	11,917,823
Units outstanding, ending		14,773,064	11,441,417

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$37,940,839
Cost of units redeemed/account charges			(16,233,458)
Net investment income (loss)			1,251,997
Net realized gain (loss)			(816,119)
Realized gain distributions			2,483,109
Net change in unrealized appreciation (depreciation)			(992,997)
Net assets			$23,633,371
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	14,773	$23,633	1.25%	14.0%	12/31/2023	$1.63	0	$0	1.00%	14.3%	12/31/2023	$1.66	0	$0	0.75%	14.6%
12/31/2022	1.40	11,441	16,051	1.25%	-18.1%	12/31/2022	1.42	0	0	1.00%	-17.9%	12/31/2022	1.45	0	0	0.75%	-17.7%
12/31/2021	1.71	11,918	20,412	1.25%	12.3%	12/31/2021	1.73	0	0	1.00%	12.6%	12/31/2021	1.76	0	0	0.75%	12.9%
12/31/2020	1.52	4,672	7,124	1.25%	16.5%	12/31/2020	1.54	0	0	1.00%	16.8%	12/31/2020	1.56	0	0	0.75%	17.1%
12/31/2019	1.31	2,595	3,397	1.25%	22.8%	12/31/2019	1.32	0	0	1.00%	23.1%	12/31/2019	1.33	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	0	$0	0.50%	14.9%	12/31/2023	$1.72	0	$0	0.25%	15.2%	12/31/2023	$1.75	0	$0	0.00%	15.5%
12/31/2022	1.47	0	0	0.50%	-17.5%	12/31/2022	1.49	0	0	0.25%	-17.3%	12/31/2022	1.51	0	0	0.00%	-17.1%
12/31/2021	1.78	0	0	0.50%	13.2%	12/31/2021	1.80	0	0	0.25%	13.5%	12/31/2021	1.82	0	0	0.00%	13.7%
12/31/2020	1.57	0	0	0.50%	17.4%	12/31/2020	1.59	0	0	0.25%	17.6%	12/31/2020	1.60	0	0	0.00%	17.9%
12/31/2019	1.34	0	0	0.50%	23.8%	12/31/2019	1.35	0	0	0.25%	24.1%	12/31/2019	1.36	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	2.0%
2021	6.8%
2020	1.7%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio R6 Class - 06-CRF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,385,099	$15,931,522	1,213,706
Receivables: investments sold	-
Payables: investments purchased	(7,435)
Net assets	$15,377,664

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,377,664	9,462,735	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$15,377,664	9,462,735

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$350,105
Mortality & expense charges			(167,642)
Net investment income (loss)			182,463

Gain (loss) on investments:
Net realized gain (loss)			(190,174)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,758,837
Net gain (loss)			1,568,663

Increase (decrease) in net assets from operations			$1,751,126

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$182,463	$79,788
Net realized gain (loss)		(190,174)	(727,744)
Realized gain distributions		-	524,181
Net change in unrealized appreciation (depreciation)		1,758,837	(2,582,135)

Increase (decrease) in net assets from operations		1,751,126	(2,705,910)

Contract owner transactions:
Proceeds from units sold		5,008,559	5,630,911
Cost of units redeemed		(1,502,631)	(6,451,715)
Account charges		(7,336)	(7,455)
Increase (decrease)		3,498,592	(828,259)
Net increase (decrease)		5,249,718	(3,534,169)
Net assets, beginning		10,127,946	13,662,115
Net assets, ending		$15,377,664	$10,127,946

Units sold		3,337,069	3,773,414
Units redeemed		(1,020,580)	(4,500,728)
Net increase (decrease)		2,316,489	(727,314)
Units outstanding, beginning		7,146,246	7,873,560
Units outstanding, ending		9,462,735	7,146,246

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,043,650
Cost of units redeemed/account charges			(13,020,852)
Net investment income (loss)			831,301
Net realized gain (loss)			(425,605)
Realized gain distributions			1,495,593
Net change in unrealized appreciation (depreciation)			(546,423)
Net assets			$15,377,664
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	9,463	$15,378	1.25%	14.7%	12/31/2023	$1.65	0	$0	1.00%	15.0%	12/31/2023	$1.68	0	$0	0.75%	15.2%
12/31/2022	1.42	7,146	10,128	1.25%	-18.3%	12/31/2022	1.44	0	0	1.00%	-18.1%	12/31/2022	1.46	0	0	0.75%	-17.9%
12/31/2021	1.74	7,874	13,662	1.25%	12.8%	12/31/2021	1.76	0	0	1.00%	13.1%	12/31/2021	1.78	0	0	0.75%	13.4%
12/31/2020	1.54	3,338	5,133	1.25%	16.9%	12/31/2020	1.55	0	0	1.00%	17.2%	12/31/2020	1.57	0	0	0.75%	17.5%
12/31/2019	1.32	1,430	1,881	1.25%	23.3%	12/31/2019	1.33	0	0	1.00%	23.6%	12/31/2019	1.34	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	0	$0	0.50%	15.5%	12/31/2023	$1.74	0	$0	0.25%	15.8%	12/31/2023	$1.77	0	$0	0.00%	16.1%
12/31/2022	1.48	0	0	0.50%	-17.7%	12/31/2022	1.51	0	0	0.25%	-17.5%	12/31/2022	1.53	0	0	0.00%	-17.3%
12/31/2021	1.80	0	0	0.50%	13.7%	12/31/2021	1.83	0	0	0.25%	14.0%	12/31/2021	1.85	0	0	0.00%	14.2%
12/31/2020	1.59	0	0	0.50%	17.8%	12/31/2020	1.60	0	0	0.25%	18.1%	12/31/2020	1.62	0	0	0.00%	18.4%
12/31/2019	1.35	0	0	0.50%	24.2%	12/31/2019	1.36	0	0	0.25%	24.5%	12/31/2019	1.37	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	1.9%
2021	7.0%
2020	1.9%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2060 Portfolio R6 Class - 06-CRG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,577,375	$7,518,374	534,569
Receivables: investments sold	24,199
Payables: investments purchased	-
Net assets	$7,601,574

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,601,574	4,630,569	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$7,601,574	4,630,569

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$145,352
Mortality & expense charges			(79,232)
Net investment income (loss)			66,120

Gain (loss) on investments:
Net realized gain (loss)			(135,461)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			887,656
Net gain (loss)			752,195

Increase (decrease) in net assets from operations			$818,315

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$66,120	$22,828
Net realized gain (loss)		(135,461)	(235,768)
Realized gain distributions		-	223,054
Net change in unrealized appreciation (depreciation)		887,656	(1,000,640)

Increase (decrease) in net assets from operations		818,315	(990,526)

Contract owner transactions:
Proceeds from units sold		3,841,246	2,936,277
Cost of units redeemed		(1,213,997)	(2,382,007)
Account charges		(6,256)	(4,615)
Increase (decrease)		2,620,993	549,655
Net increase (decrease)		3,439,308	(440,871)
Net assets, beginning		4,162,266	4,603,137
Net assets, ending		$7,601,574	$4,162,266

Units sold		2,541,421	1,964,108
Units redeemed		(827,600)	(1,676,464)
Net increase (decrease)		1,713,821	287,644
Units outstanding, beginning		2,916,748	2,629,104
Units outstanding, ending		4,630,569	2,916,748

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,123,523
Cost of units redeemed/account charges			(5,036,069)
Net investment income (loss)			248,625
Net realized gain (loss)			(156,922)
Realized gain distributions			363,416
Net change in unrealized appreciation (depreciation)			59,001
Net assets			$7,601,574
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	4,631	$7,602	1.25%	15.0%	12/31/2023	$1.67	0	$0	1.00%	15.3%	12/31/2023	$1.70	0	$0	0.75%	15.6%
12/31/2022	1.43	2,917	4,162	1.25%	-18.5%	12/31/2022	1.45	0	0	1.00%	-18.3%	12/31/2022	1.47	0	0	0.75%	-18.1%
12/31/2021	1.75	2,629	4,603	1.25%	13.3%	12/31/2021	1.77	0	0	1.00%	13.6%	12/31/2021	1.80	0	0	0.75%	13.9%
12/31/2020	1.55	837	1,294	1.25%	17.0%	12/31/2020	1.56	0	0	1.00%	17.3%	12/31/2020	1.58	0	0	0.75%	17.6%
12/31/2019	1.32	347	458	1.25%	23.9%	12/31/2019	1.33	0	0	1.00%	24.2%	12/31/2019	1.34	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	15.9%	12/31/2023	$1.76	0	$0	0.25%	16.2%	12/31/2023	$1.79	0	$0	0.00%	16.5%
12/31/2022	1.49	0	0	0.50%	-17.9%	12/31/2022	1.52	0	0	0.25%	-17.7%	12/31/2022	1.54	0	0	0.00%	-17.5%
12/31/2021	1.82	0	0	0.50%	14.2%	12/31/2021	1.84	0	0	0.25%	14.5%	12/31/2021	1.87	0	0	0.00%	14.7%
12/31/2020	1.59	0	0	0.50%	17.9%	12/31/2020	1.61	0	0	0.25%	18.2%	12/31/2020	1.63	0	0	0.00%	18.5%
12/31/2019	1.35	0	0	0.50%	24.8%	12/31/2019	1.36	0	0	0.25%	25.1%	12/31/2019	1.37	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	1.8%
2021	6.8%
2020	1.7%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Mid Cap Value Fund R6 Class - 06-CRJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,538,891	$31,451,625	1,840,625
Receivables: investments sold	101,247
Payables: investments purchased	-
Net assets	$28,640,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,010,780	18,507,875	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	629,358	380,726	1.65
Total	$28,640,138	18,888,601

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$566,445
Mortality & expense charges			(335,686)
Net investment income (loss)			230,759

Gain (loss) on investments:
Net realized gain (loss)			(547,865)
Realized gain distributions			964,308
Net change in unrealized appreciation (depreciation)			797,379
Net gain (loss)			1,213,822

Increase (decrease) in net assets from operations			$1,444,581

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$230,759	$168,837
Net realized gain (loss)		(547,865)	54,574
Realized gain distributions		964,308	3,443,927
Net change in unrealized appreciation (depreciation)		797,379	(3,678,268)

Increase (decrease) in net assets from operations		1,444,581	(10,930)

Contract owner transactions:
Proceeds from units sold		12,152,141	14,136,337
Cost of units redeemed		(11,480,864)	(31,142,579)
Account charges		(35,980)	(37,216)
Increase (decrease)		635,297	(17,043,458)
Net increase (decrease)		2,079,878	(17,054,388)
Net assets, beginning		26,560,260	43,614,648
Net assets, ending		$28,640,138	$26,560,260

Units sold		10,134,237	10,216,758
Units redeemed		(9,707,351)	(21,356,442)
Net increase (decrease)		426,886	(11,139,684)
Units outstanding, beginning		18,461,715	29,601,399
Units outstanding, ending		18,888,601	18,461,715

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$78,743,366
Cost of units redeemed/account charges			(58,501,482)
Net investment income (loss)			723,801
Net realized gain (loss)			(74,254)
Realized gain distributions			10,661,441
Net change in unrealized appreciation (depreciation)			(2,912,734)
Net assets			$28,640,138

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	18,508	$28,011	1.25%	5.2%	12/31/2023	$1.54	0	$0	1.00%	5.5%	12/31/2023	$1.57	0	$0	0.75%	5.7%
12/31/2022	1.44	18,462	26,560	1.25%	-2.4%	12/31/2022	1.46	0	0	1.00%	-2.1%	12/31/2022	1.48	0	0	0.75%	-1.9%
12/31/2021	1.47	29,593	43,602	1.25%	22.0%	12/31/2021	1.49	8	12	1.00%	22.3%	12/31/2021	1.51	0	0	0.75%	22.6%
12/31/2020	1.21	10,593	12,791	1.25%	0.7%	12/31/2020	1.22	0	0	1.00%	1.0%	12/31/2020	1.23	0	0	0.75%	1.2%
12/31/2019	1.20	9,420	11,295	1.25%	27.7%	12/31/2019	1.21	0	0	1.00%	28.0%	12/31/2019	1.22	0	0	0.75%	28.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	0	$0	0.50%	6.0%	12/31/2023	$1.62	0	$0	0.25%	6.3%	12/31/2023	$1.65	381	$629	0.00%	6.5%
12/31/2022	1.51	0	0	0.50%	-1.6%	12/31/2022	1.53	0	0	0.25%	-1.4%	12/31/2022	1.55	0	0	0.00%	-1.1%
12/31/2021	1.53	0	0	0.50%	22.9%	12/31/2021	1.55	0	0	0.25%	23.2%	12/31/2021	1.57	0	0	0.00%	23.6%
12/31/2020	1.24	0	0	0.50%	1.5%	12/31/2020	1.26	0	0	0.25%	1.7%	12/31/2020	1.27	0	0	0.00%	2.0%
12/31/2019	1.23	0	0	0.50%	28.7%	12/31/2019	1.24	0	0	0.25%	29.0%	12/31/2019	1.25	0	0	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.4%
2021	1.9%
2020	1.7%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Real Estate Fund R6 Class - 06-CRK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$519,144	$559,152	20,802
Receivables: investments sold	298
Payables: investments purchased	-
Net assets	$519,442

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$519,442	389,098	$1.33
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.46
Total	$519,442	389,098

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,712
Mortality & expense charges			(5,504)
Net investment income (loss)			7,208

Gain (loss) on investments:
Net realized gain (loss)			(13,818)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			53,315
Net gain (loss)			39,497

Increase (decrease) in net assets from operations			$46,705

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,208	$4,494
Net realized gain (loss)		(13,818)	2,488
Realized gain distributions		-	31,425
Net change in unrealized appreciation (depreciation)		53,315	(156,731)

Increase (decrease) in net assets from operations		46,705	(118,324)

Contract owner transactions:
Proceeds from units sold		134,051	132,802
Cost of units redeemed		(59,168)	(60,026)
Account charges		(1,307)	(1,382)
Increase (decrease)		73,576	71,394
Net increase (decrease)		120,281	(46,930)
Net assets, beginning		399,161	446,091
Net assets, ending		$519,442	$399,161

Units sold		112,815	99,038
Units redeemed		(52,766)	(44,315)
Net increase (decrease)		60,049	54,723
Units outstanding, beginning		329,049	274,326
Units outstanding, ending		389,098	329,049

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,258,337
Cost of units redeemed/account charges			(830,088)
Net investment income (loss)			28,824
Net realized gain (loss)			(28,220)
Realized gain distributions			130,597
Net change in unrealized appreciation (depreciation)			(40,008)
Net assets			$519,442
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	389	$519	1.25%	10.1%	12/31/2023	$1.36	0	$0	1.00%	10.3%	12/31/2023	$1.38	0	$0	0.75%	10.6%
12/31/2022	1.21	329	399	1.25%	-25.4%	12/31/2022	1.23	0	0	1.00%	-25.2%	12/31/2022	1.25	0	0	0.75%	-25.0%
12/31/2021	1.63	274	446	1.25%	40.1%	12/31/2021	1.65	0	0	1.00%	40.4%	12/31/2021	1.67	0	0	0.75%	40.8%
12/31/2020	1.16	282	327	1.25%	-9.2%	12/31/2020	1.17	0	0	1.00%	-8.9%	12/31/2020	1.18	0	0	0.75%	-8.7%
12/31/2019	1.28	327	418	1.25%	29.5%	12/31/2019	1.29	0	0	1.00%	29.8%	12/31/2019	1.30	0	0	0.75%	30.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	10.9%	12/31/2023	$1.43	0	$0	0.25%	11.2%	12/31/2023	$1.46	0	$0	0.00%	11.4%
12/31/2022	1.27	0	0	0.50%	-24.8%	12/31/2022	1.29	0	0	0.25%	-24.7%	12/31/2022	1.31	0	0	0.00%	-24.5%
12/31/2021	1.69	0	0	0.50%	41.1%	12/31/2021	1.71	0	0	0.25%	41.5%	12/31/2021	1.73	0	0	0.00%	41.8%
12/31/2020	1.20	0	0	0.50%	-8.5%	12/31/2020	1.21	0	0	0.25%	-8.2%	12/31/2020	1.22	0	0	0.00%	-8.0%
12/31/2019	1.31	0	0	0.50%	30.5%	12/31/2019	1.32	0	0	0.25%	30.8%	12/31/2019	1.33	0	0	0.00%	31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	2.2%
2021	1.8%
2020	1.9%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Value Fund R6 Class - 06-CRM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,505,599	$11,829,633	1,181,508
Receivables: investments sold	-
Payables: investments purchased	(87,942)
Net assets	$12,417,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,308,021	7,288,097	$1.69
Band 100	-	-	1.72
Band 75	109,636	62,669	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$12,417,657	7,350,766

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$161,487
Mortality & expense charges			(139,543)
Net investment income (loss)			21,944

Gain (loss) on investments:
Net realized gain (loss)			(56,833)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,702,096
Net gain (loss)			1,645,263

Increase (decrease) in net assets from operations			$1,667,207

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,944	$(11,160)
Net realized gain (loss)		(56,833)	234,157
Realized gain distributions		-	285,054
Net change in unrealized appreciation (depreciation)		1,702,096	(2,387,225)

Increase (decrease) in net assets from operations		1,667,207	(1,879,174)

Contract owner transactions:
Proceeds from units sold		4,387,637	8,761,870
Cost of units redeemed		(4,302,392)	(4,952,372)
Account charges		(14,958)	(12,079)
Increase (decrease)		70,287	3,797,419
Net increase (decrease)		1,737,494	1,918,245
Net assets, beginning		10,680,163	8,761,918
Net assets, ending		$12,417,657	$10,680,163

Units sold		2,914,267	5,630,560
Units redeemed		(2,844,706)	(3,392,046)
Net increase (decrease)		69,561	2,238,514
Units outstanding, beginning		7,281,205	5,042,691
Units outstanding, ending		7,350,766	7,281,205

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,794,710
Cost of units redeemed/account charges			(12,504,779)
Net investment income (loss)			(32,534)
Net realized gain (loss)			519,923
Realized gain distributions			964,371
Net change in unrealized appreciation (depreciation)			675,966
Net assets			$12,417,657
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	7,288	$12,308	1.25%	15.2%	12/31/2023	$1.72	0	$0	1.00%	15.5%	12/31/2023	$1.75	63	$110	0.75%	15.8%
12/31/2022	1.47	7,197	10,552	1.25%	-15.6%	12/31/2022	1.49	0	0	1.00%	-15.4%	12/31/2022	1.51	85	128	0.75%	-15.2%
12/31/2021	1.74	4,961	8,616	1.25%	35.7%	12/31/2021	1.76	0	0	1.00%	36.1%	12/31/2021	1.78	82	146	0.75%	36.4%
12/31/2020	1.28	3,191	4,083	1.25%	8.0%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.31	64	84	0.75%	8.5%
12/31/2019	1.19	2,140	2,536	1.25%	32.2%	12/31/2019	1.19	0	0	1.00%	32.6%	12/31/2019	1.20	103	124	0.75%	32.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	0.50%	16.0%	12/31/2023	$1.81	0	$0	0.25%	16.3%	12/31/2023	$1.84	0	$0	0.00%	16.6%
12/31/2022	1.53	0	0	0.50%	-14.9%	12/31/2022	1.56	0	0	0.25%	-14.7%	12/31/2022	1.58	0	0	0.00%	-14.5%
12/31/2021	1.80	0	0	0.50%	36.7%	12/31/2021	1.83	0	0	0.25%	37.1%	12/31/2021	1.85	0	0	0.00%	37.4%
12/31/2020	1.32	0	0	0.50%	8.8%	12/31/2020	1.33	0	0	0.25%	9.1%	12/31/2020	1.35	0	0	0.00%	9.3%
12/31/2019	1.21	0	0	0.50%	33.2%	12/31/2019	1.22	0	0	0.25%	33.6%	12/31/2019	1.23	0	0	0.00%	33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.3%
2021	0.7%
2020	0.7%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,919,168	$5,719,098	672,498
Receivables: investments sold	3,522
Payables: investments purchased	-
Net assets	$4,922,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,922,690	2,920,611	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$4,922,690	2,920,611

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$106,805
Mortality & expense charges			(55,943)
Net investment income (loss)			50,862

Gain (loss) on investments:
Net realized gain (loss)			(31,111)
Realized gain distributions			26,179
Net change in unrealized appreciation (depreciation)			558,107
Net gain (loss)			553,175

Increase (decrease) in net assets from operations			$604,037

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,862	$27,243
Net realized gain (loss)		(31,111)	(145,270)
Realized gain distributions		26,179	151,025
Net change in unrealized appreciation (depreciation)		558,107	(870,934)

Increase (decrease) in net assets from operations		604,037	(837,936)

Contract owner transactions:
Proceeds from units sold		235,003	349,251
Cost of units redeemed		(104,285)	(500,943)
Account charges		(539)	(1,094)
Increase (decrease)		130,179	(152,786)
Net increase (decrease)		734,216	(990,722)
Net assets, beginning		4,188,474	5,179,196
Net assets, ending		$4,922,690	$4,188,474

Units sold		150,815	227,702
Units redeemed		(67,020)	(332,157)
Net increase (decrease)		83,795	(104,455)
Units outstanding, beginning		2,836,816	2,941,271
Units outstanding, ending		2,920,611	2,836,816

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,872,308
Cost of units redeemed/account charges			(7,491,540)
Net investment income (loss)			155,713
Net realized gain (loss)			54,484
Realized gain distributions			1,131,655
Net change in unrealized appreciation (depreciation)			(799,930)
Net assets			$4,922,690

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	2,921	$4,923	1.25%	14.2%	12/31/2023	$1.72	0	$0	1.00%	14.4%	12/31/2023	$1.75	0	$0	0.75%	14.7%
12/31/2022	1.48	2,837	4,188	1.25%	-16.2%	12/31/2022	1.50	0	0	1.00%	-15.9%	12/31/2022	1.52	0	0	0.75%	-15.7%
12/31/2021	1.76	2,941	5,179	1.25%	14.0%	12/31/2021	1.78	0	0	1.00%	14.3%	12/31/2021	1.81	0	0	0.75%	14.6%
12/31/2020	1.54	677	1,046	1.25%	17.3%	12/31/2020	1.56	0	0	1.00%	17.6%	12/31/2020	1.58	0	0	0.75%	17.9%
12/31/2019	1.32	1,047	1,379	1.25%	23.2%	12/31/2019	1.33	0	0	1.00%	23.5%	12/31/2019	1.34	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	0.50%	15.0%	12/31/2023	$1.81	0	$0	0.25%	15.3%	12/31/2023	$1.84	0	$0	0.00%	15.6%
12/31/2022	1.55	0	0	0.50%	-15.5%	12/31/2022	1.57	0	0	0.25%	-15.3%	12/31/2022	1.59	0	0	0.00%	-15.1%
12/31/2021	1.83	0	0	0.50%	14.9%	12/31/2021	1.85	0	0	0.25%	15.2%	12/31/2021	1.88	0	0	0.00%	15.4%
12/31/2020	1.59	0	0	0.50%	18.2%	12/31/2020	1.61	0	0	0.25%	18.5%	12/31/2020	1.62	0	0	0.00%	18.8%
12/31/2019	1.35	0	0	0.50%	24.2%	12/31/2019	1.36	0	0	0.25%	24.5%	12/31/2019	1.37	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.8%
2021	3.1%
2020	0.9%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,098,157	$2,278,103	344,209
Receivables: investments sold	1,519
Payables: investments purchased	-
Net assets	$2,099,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,099,676	1,372,539	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$2,099,676	1,372,539

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$49,196
Mortality & expense charges			(23,725)
Net investment income (loss)			25,471

Gain (loss) on investments:
Net realized gain (loss)			(6,938)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			201,132
Net gain (loss)			194,194

Increase (decrease) in net assets from operations			$219,665

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,471	$6,966
Net realized gain (loss)		(6,938)	(102,919)
Realized gain distributions		-	66,778
Net change in unrealized appreciation (depreciation)		201,132	(353,918)

Increase (decrease) in net assets from operations		219,665	(383,093)

Contract owner transactions:
Proceeds from units sold		185,496	224,708
Cost of units redeemed		(32,576)	(580,255)
Account charges		(736)	(1,628)
Increase (decrease)		152,184	(357,175)
Net increase (decrease)		371,849	(740,268)
Net assets, beginning		1,727,827	2,468,095
Net assets, ending		$2,099,676	$1,727,827

Units sold		129,740	158,692
Units redeemed		(23,417)	(421,786)
Net increase (decrease)		106,323	(263,094)
Units outstanding, beginning		1,266,216	1,529,310
Units outstanding, ending		1,372,539	1,266,216

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,415,157
Cost of units redeemed/account charges			(5,020,466)
Net investment income (loss)			81,396
Net realized gain (loss)			35,514
Realized gain distributions			768,021
Net change in unrealized appreciation (depreciation)			(179,946)
Net assets			$2,099,676
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	1,373	$2,100	1.25%	12.1%	12/31/2023	$1.56	0	$0	1.00%	12.4%	12/31/2023	$1.58	0	$0	0.75%	12.7%
12/31/2022	1.36	1,266	1,728	1.25%	-15.4%	12/31/2022	1.39	0	0	1.00%	-15.2%	12/31/2022	1.41	0	0	0.75%	-15.0%
12/31/2021	1.61	1,529	2,468	1.25%	11.3%	12/31/2021	1.63	0	0	1.00%	11.5%	12/31/2021	1.66	0	0	0.75%	11.8%
12/31/2020	1.45	1,545	2,241	1.25%	15.2%	12/31/2020	1.47	0	0	1.00%	15.5%	12/31/2020	1.48	0	0	0.75%	15.8%
12/31/2019	1.26	1,503	1,893	1.25%	19.6%	12/31/2019	1.27	0	0	1.00%	19.9%	12/31/2019	1.28	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	12.9%	12/31/2023	$1.64	0	$0	0.25%	13.2%	12/31/2023	$1.67	0	$0	0.00%	13.5%
12/31/2022	1.43	0	0	0.50%	-14.8%	12/31/2022	1.45	0	0	0.25%	-14.6%	12/31/2022	1.47	0	0	0.00%	-14.4%
12/31/2021	1.68	0	0	0.50%	12.1%	12/31/2021	1.70	0	0	0.25%	12.4%	12/31/2021	1.72	0	0	0.00%	12.7%
12/31/2020	1.50	0	0	0.50%	16.1%	12/31/2020	1.51	0	0	0.25%	16.3%	12/31/2020	1.53	0	0	0.00%	16.6%
12/31/2019	1.29	0	0	0.50%	20.5%	12/31/2019	1.30	0	0	0.25%	20.8%	12/31/2019	1.31	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	1.5%
2021	1.6%
2020	1.3%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Ultra Fund R6 Class - 06-CRT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,606,869	$19,476,209	294,815
Receivables: investments sold	-
Payables: investments purchased	(45,241)
Net assets	$23,561,628

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,561,628	7,912,598	$2.98
Band 100	-	-	3.03
Band 75	-	-	3.08
Band 50	-	-	3.14
Band 25	-	-	3.20
Band 0	-	-	3.25
Total	$23,561,628	7,912,598

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(251,011)
Net investment income (loss)			(251,011)

Gain (loss) on investments:
Net realized gain (loss)			219,196
Realized gain distributions			1,282,144
Net change in unrealized appreciation (depreciation)			5,637,594
Net gain (loss)			7,138,934

Increase (decrease) in net assets from operations			$6,887,923

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(251,011)	$(74,941)
Net realized gain (loss)		219,196	277,176
Realized gain distributions		1,282,144	1,067,238
Net change in unrealized appreciation (depreciation)		5,637,594	(2,492,072)

Increase (decrease) in net assets from operations		6,887,923	(1,222,599)

Contract owner transactions:
Proceeds from units sold		2,864,717	16,013,721
Cost of units redeemed		(2,502,850)	(1,467,013)
Account charges		(41,803)	(12,634)
Increase (decrease)		320,064	14,534,074
Net increase (decrease)		7,207,987	13,311,475
Net assets, beginning		16,353,641	3,042,166
Net assets, ending		$23,561,628	$16,353,641

Units sold		1,104,968	7,491,344
Units redeemed		(993,102)	(661,862)
Net increase (decrease)		111,866	6,829,482
Units outstanding, beginning		7,800,732	971,250
Units outstanding, ending		7,912,598	7,800,732

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$21,121,868
Cost of units redeemed/account charges			(4,669,301)
Net investment income (loss)			(396,629)
Net realized gain (loss)			660,484
Realized gain distributions			2,714,546
Net change in unrealized appreciation (depreciation)			4,130,660
Net assets			$23,561,628
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.98	7,913	$23,562	1.25%	42.0%	12/31/2023	$3.03	0	$0	1.00%	42.4%	12/31/2023	$3.08	0	$0	0.75%	42.7%
12/31/2022	2.10	7,801	16,354	1.25%	-33.1%	12/31/2022	2.13	0	0	1.00%	-32.9%	12/31/2022	2.16	0	0	0.75%	-32.7%
12/31/2021	3.13	971	3,042	1.25%	22.1%	12/31/2021	3.17	0	0	1.00%	22.4%	12/31/2021	3.21	0	0	0.75%	22.7%
12/31/2020	2.57	981	2,516	1.25%	48.4%	12/31/2020	2.59	0	0	1.00%	48.8%	12/31/2020	2.62	0	0	0.75%	49.2%
12/31/2019	1.73	720	1,244	1.25%	33.4%	12/31/2019	1.74	0	0	1.00%	33.8%	12/31/2019	1.75	0	0	0.75%	34.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.14	0	$0	0.50%	43.1%	12/31/2023	$3.20	0	$0	0.25%	43.5%	12/31/2023	$3.25	0	$0	0.00%	43.8%
12/31/2022	2.19	0	0	0.50%	-32.6%	12/31/2022	2.23	0	0	0.25%	-32.4%	12/31/2022	2.26	0	0	0.00%	-32.2%
12/31/2021	3.25	0	0	0.50%	23.0%	12/31/2021	3.29	0	0	0.25%	23.3%	12/31/2021	3.34	0	0	0.00%	23.6%
12/31/2020	2.64	0	0	0.50%	49.5%	12/31/2020	2.67	0	0	0.25%	49.9%	12/31/2020	2.70	0	0	0.00%	50.3%
12/31/2019	1.77	0	0	0.50%	34.4%	12/31/2019	1.78	0	0	0.25%	34.8%	12/31/2019	1.80	0	0	0.00%	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio R6 Class - 06-CRH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,270,262	$22,677,025	2,226,154
Receivables: investments sold	10,005
Payables: investments purchased	-
Net assets	$20,280,267

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,280,267	15,277,670	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$20,280,267	15,277,670

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$709,155
Mortality & expense charges			(259,715)
Net investment income (loss)			449,440

Gain (loss) on investments:
Net realized gain (loss)			(959,720)
Realized gain distributions			504,020
Net change in unrealized appreciation (depreciation)			1,881,314
Net gain (loss)			1,425,614

Increase (decrease) in net assets from operations			$1,875,054

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$449,440	$550,763
Net realized gain (loss)		(959,720)	(1,708,282)
Realized gain distributions		504,020	565,692
Net change in unrealized appreciation (depreciation)		1,881,314	(3,792,867)

Increase (decrease) in net assets from operations		1,875,054	(4,384,694)

Contract owner transactions:
Proceeds from units sold		4,618,096	3,520,188
Cost of units redeemed		(5,528,666)	(11,933,915)
Account charges		(12,985)	(15,421)
Increase (decrease)		(923,555)	(8,429,148)
Net increase (decrease)		951,499	(12,813,842)
Net assets, beginning		19,328,768	32,142,610
Net assets, ending		$20,280,267	$19,328,768

Units sold		3,731,457	2,943,330
Units redeemed		(4,471,156)	(9,857,974)
Net increase (decrease)		(739,699)	(6,914,644)
Units outstanding, beginning		16,017,369	22,932,013
Units outstanding, ending		15,277,670	16,017,369

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$45,715,787
Cost of units redeemed/account charges			(26,398,423)
Net investment income (loss)			2,337,689
Net realized gain (loss)			(2,475,943)
Realized gain distributions			3,507,920
Net change in unrealized appreciation (depreciation)			(2,406,763)
Net assets			$20,280,267
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	15,278	$20,280	1.25%	10.0%	12/31/2023	$1.35	0	$0	1.00%	10.3%	12/31/2023	$1.38	0	$0	0.75%	10.6%
12/31/2022	1.21	16,017	19,329	1.25%	-13.9%	12/31/2022	1.23	0	0	1.00%	-13.7%	12/31/2022	1.24	0	0	0.75%	-13.5%
12/31/2021	1.40	22,932	32,143	1.25%	7.8%	12/31/2021	1.42	0	0	1.00%	8.1%	12/31/2021	1.44	0	0	0.75%	8.3%
12/31/2020	1.30	10,671	13,874	1.25%	9.8%	12/31/2020	1.31	0	0	1.00%	10.1%	12/31/2020	1.33	0	0	0.75%	10.4%
12/31/2019	1.18	1,561	1,848	1.25%	14.8%	12/31/2019	1.19	0	0	1.00%	15.1%	12/31/2019	1.20	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	10.8%	12/31/2023	$1.42	0	$0	0.25%	11.1%	12/31/2023	$1.45	0	$0	0.00%	11.4%
12/31/2022	1.26	0	0	0.50%	-13.3%	12/31/2022	1.28	0	0	0.25%	-13.0%	12/31/2022	1.30	0	0	0.00%	-12.8%
12/31/2021	1.46	0	0	0.50%	8.6%	12/31/2021	1.47	0	0	0.25%	8.9%	12/31/2021	1.49	0	0	0.00%	9.2%
12/31/2020	1.34	0	0	0.50%	10.6%	12/31/2020	1.35	0	0	0.25%	10.9%	12/31/2020	1.37	0	0	0.00%	11.2%
12/31/2019	1.21	0	0	0.50%	15.7%	12/31/2019	1.22	0	0	0.25%	16.0%	12/31/2019	1.23	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	3.3%
2021	6.7%
2020	2.5%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,013,079	$1,072,230	188,790
Receivables: investments sold	725
Payables: investments purchased	-
Net assets	$1,013,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,013,804	741,615	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$1,013,804	741,615

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$27,930
Mortality & expense charges			(12,189)
Net investment income (loss)			15,741

Gain (loss) on investments:
Net realized gain (loss)			(8,201)
Realized gain distributions			686
Net change in unrealized appreciation (depreciation)			82,474
Net gain (loss)			74,959

Increase (decrease) in net assets from operations			$90,700

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,741	$12,408
Net realized gain (loss)		(8,201)	(24,187)
Realized gain distributions		686	23,260
Net change in unrealized appreciation (depreciation)		82,474	(174,522)

Increase (decrease) in net assets from operations		90,700	(163,041)

Contract owner transactions:
Proceeds from units sold		51,125	193,538
Cost of units redeemed		(70,937)	(249,185)
Account charges		(412)	(933)
Increase (decrease)		(20,224)	(56,580)
Net increase (decrease)		70,476	(219,621)
Net assets, beginning		943,328	1,162,949
Net assets, ending		$1,013,804	$943,328

Units sold		39,606	147,112
Units redeemed		(54,462)	(194,666)
Net increase (decrease)		(14,856)	(47,554)
Units outstanding, beginning		756,471	804,025
Units outstanding, ending		741,615	756,471

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,280,291
Cost of units redeemed/account charges			(1,510,900)
Net investment income (loss)			54,581
Net realized gain (loss)			(45,439)
Realized gain distributions			294,422
Net change in unrealized appreciation (depreciation)			(59,151)
Net assets			$1,013,804
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	742	$1,014	1.25%	9.6%	12/31/2023	$1.39	0	$0	1.00%	9.9%	12/31/2023	$1.42	0	$0	0.75%	10.2%
12/31/2022	1.25	756	943	1.25%	-13.8%	12/31/2022	1.27	0	0	1.00%	-13.6%	12/31/2022	1.29	0	0	0.75%	-13.4%
12/31/2021	1.45	804	1,163	1.25%	8.4%	12/31/2021	1.46	0	0	1.00%	8.7%	12/31/2021	1.48	0	0	0.75%	8.9%
12/31/2020	1.33	753	1,004	1.25%	12.3%	12/31/2020	1.35	0	0	1.00%	12.6%	12/31/2020	1.36	0	0	0.75%	12.9%
12/31/2019	1.19	913	1,085	1.25%	15.1%	12/31/2019	1.20	0	0	1.00%	15.4%	12/31/2019	1.21	0	0	0.75%	15.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	10.4%	12/31/2023	$1.47	0	$0	0.25%	10.7%	12/31/2023	$1.49	0	$0	0.00%	11.0%
12/31/2022	1.31	0	0	0.50%	-13.1%	12/31/2022	1.32	0	0	0.25%	-12.9%	12/31/2022	1.35	0	0	0.00%	-12.7%
12/31/2021	1.50	0	0	0.50%	9.2%	12/31/2021	1.52	0	0	0.25%	9.5%	12/31/2021	1.54	0	0	0.00%	9.7%
12/31/2020	1.38	0	0	0.50%	13.2%	12/31/2020	1.39	0	0	0.25%	13.5%	12/31/2020	1.40	0	0	0.00%	13.7%
12/31/2019	1.22	0	0	0.50%	16.0%	12/31/2019	1.22	0	0	0.25%	16.3%	12/31/2019	1.23	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.4%
2021	1.8%
2020	1.1%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,189,721	$1,295,766	117,271
Receivables: investments sold	26,380
Payables: investments purchased	-
Net assets	$1,216,101

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,216,101	1,117,336	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$1,216,101	1,117,336

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$55,119
Mortality & expense charges			(14,617)
Net investment income (loss)			40,502

Gain (loss) on investments:
Net realized gain (loss)			(50,544)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			33,975
Net gain (loss)			(16,569)

Increase (decrease) in net assets from operations			$23,933

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,502	$61,451
Net realized gain (loss)		(50,544)	(28,329)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		33,975	(140,514)

Increase (decrease) in net assets from operations		23,933	(107,392)

Contract owner transactions:
Proceeds from units sold		497,177	1,389,859
Cost of units redeemed		(415,479)	(477,393)
Account charges		(1,420)	(403)
Increase (decrease)		80,278	912,063
Net increase (decrease)		104,211	804,671
Net assets, beginning		1,111,890	307,219
Net assets, ending		$1,216,101	$1,111,890

Units sold		466,342	1,217,411
Units redeemed		(392,518)	(423,953)
Net increase (decrease)		73,824	793,458
Units outstanding, beginning		1,043,512	250,054
Units outstanding, ending		1,117,336	1,043,512

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,257,016
Cost of units redeemed/account charges			(973,454)
Net investment income (loss)			112,921
Net realized gain (loss)			(74,337)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(106,045)
Net assets			$1,216,101
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	1,117	$1,216	1.25%	2.1%	12/31/2023	$1.10	0	$0	1.00%	2.4%	12/31/2023	$1.12	0	$0	0.75%	2.7%
12/31/2022	1.07	1,044	1,112	1.25%	-13.3%	12/31/2022	1.08	0	0	1.00%	-13.1%	12/31/2022	1.09	0	0	0.75%	-12.8%
12/31/2021	1.23	250	307	1.25%	5.3%	12/31/2021	1.24	0	0	1.00%	5.6%	12/31/2021	1.25	0	0	0.75%	5.9%
12/31/2020	1.17	33	38	1.25%	9.2%	12/31/2020	1.17	0	0	1.00%	9.5%	12/31/2020	1.18	0	0	0.75%	9.8%
12/31/2019	1.07	31	33	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	7.1%	12/31/2019	1.07	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	0.50%	2.9%	12/31/2023	$1.15	0	$0	0.25%	3.2%	12/31/2023	$1.16	0	$0	0.00%	3.4%
12/31/2022	1.10	0	0	0.50%	-12.6%	12/31/2022	1.11	0	0	0.25%	-12.4%	12/31/2022	1.12	0	0	0.00%	-12.2%
12/31/2021	1.26	0	0	0.50%	6.1%	12/31/2021	1.27	0	0	0.25%	6.4%	12/31/2021	1.28	0	0	0.00%	6.6%
12/31/2020	1.19	0	0	0.50%	10.0%	12/31/2020	1.19	0	0	0.25%	10.3%	12/31/2020	1.20	0	0	0.00%	10.6%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.7%
2022	10.1%
2021	7.7%
2020	1.5%
2019	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,325,436	$8,445,073	1,119,513
Receivables: investments sold	3,743
Payables: investments purchased	-
Net assets	$8,329,179

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,329,179	2,352,092	$3.54
Band 100	-	-	3.73
Band 75	-	-	3.92
Band 50	-	-	4.12
Band 25	-	-	4.34
Band 0	-	-	4.64
Total	$8,329,179	2,352,092

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$150,024
Mortality & expense charges			(99,245)
Net investment income (loss)			50,779

Gain (loss) on investments:
Net realized gain (loss)			(59,584)
Realized gain distributions			43,816
Net change in unrealized appreciation (depreciation)			1,002,902
Net gain (loss)			987,134

Increase (decrease) in net assets from operations			$1,037,913

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,779	$22,084
Net realized gain (loss)		(59,584)	(54,312)
Realized gain distributions		43,816	267,477
Net change in unrealized appreciation (depreciation)		1,002,902	(1,763,343)

Increase (decrease) in net assets from operations		1,037,913	(1,528,094)

Contract owner transactions:
Proceeds from units sold		673,321	751,772
Cost of units redeemed		(893,487)	(944,745)
Account charges		(3,794)	(4,160)
Increase (decrease)		(223,960)	(197,133)
Net increase (decrease)		813,953	(1,725,227)
Net assets, beginning		7,515,226	9,240,453
Net assets, ending		$8,329,179	$7,515,226

Units sold		210,848	243,149
Units redeemed		(274,455)	(308,489)
Net increase (decrease)		(63,607)	(65,340)
Units outstanding, beginning		2,415,699	2,481,039
Units outstanding, ending		2,352,092	2,415,699

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$107,949,602
Cost of units redeemed/account charges			(130,744,608)
Net investment income (loss)			(67,374)
Net realized gain (loss)			2,979,913
Realized gain distributions			28,331,283
Net change in unrealized appreciation (depreciation)			(119,637)
Net assets			$8,329,179
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.54	2,352	$8,329	1.25%	13.8%	12/31/2023	$3.73	0	$0	1.00%	14.1%	12/31/2023	$3.92	0	$0	0.75%	14.4%
12/31/2022	3.11	2,416	7,515	1.25%	-16.5%	12/31/2022	3.26	0	0	1.00%	-16.3%	12/31/2022	3.43	0	0	0.75%	-16.1%
12/31/2021	3.72	2,481	9,240	1.25%	13.5%	12/31/2021	3.90	0	0	1.00%	13.8%	12/31/2021	4.08	0	0	0.75%	14.1%
12/31/2020	3.28	3,705	12,156	1.25%	16.9%	12/31/2020	3.43	0	0	1.00%	17.2%	12/31/2020	3.58	0	0	0.75%	17.5%
12/31/2019	2.81	4,290	12,037	1.25%	22.8%	12/31/2019	2.92	0	0	1.00%	23.1%	12/31/2019	3.04	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.12	0	$0	0.50%	14.7%	12/31/2023	$4.34	0	$0	0.25%	15.0%	12/31/2023	$4.64	0	$0	0.00%	15.3%
12/31/2022	3.59	0	0	0.50%	-15.8%	12/31/2022	3.77	0	0	0.25%	-15.6%	12/31/2022	4.02	0	0	0.00%	-15.4%
12/31/2021	4.27	0	0	0.50%	14.4%	12/31/2021	4.47	0	0	0.25%	14.7%	12/31/2021	4.76	0	0	0.00%	15.0%
12/31/2020	3.73	0	0	0.50%	17.8%	12/31/2020	3.90	0	0	0.25%	18.1%	12/31/2020	4.14	0	0	0.00%	18.4%
12/31/2019	3.17	0	0	0.50%	23.8%	12/31/2019	3.30	0	0	0.25%	24.1%	12/31/2019	3.50	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.4%
2021	1.3%
2020	0.7%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,685,694	$1,748,914	314,363
Receivables: investments sold	2,439
Payables: investments purchased	-
Net assets	$1,688,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,688,133	728,048	$2.32
Band 100	-	-	2.44
Band 75	-	-	2.57
Band 50	-	-	2.70
Band 25	-	-	2.84
Band 0	-	-	3.04
Total	$1,688,133	728,048

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$40,398
Mortality & expense charges			(20,361)
Net investment income (loss)			20,037

Gain (loss) on investments:
Net realized gain (loss)			(18,748)
Realized gain distributions			1,119
Net change in unrealized appreciation (depreciation)			142,223
Net gain (loss)			124,594

Increase (decrease) in net assets from operations			$144,631

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,037	$14,538
Net realized gain (loss)		(18,748)	(18,757)
Realized gain distributions		1,119	39,220
Net change in unrealized appreciation (depreciation)		142,223	(313,808)

Increase (decrease) in net assets from operations		144,631	(278,807)

Contract owner transactions:
Proceeds from units sold		173,322	245,512
Cost of units redeemed		(212,073)	(350,551)
Account charges		(815)	(594)
Increase (decrease)		(39,566)	(105,633)
Net increase (decrease)		105,065	(384,440)
Net assets, beginning		1,583,068	1,967,508
Net assets, ending		$1,688,133	$1,583,068

Units sold		79,131	121,988
Units redeemed		(96,909)	(172,526)
Net increase (decrease)		(17,778)	(50,538)
Units outstanding, beginning		745,826	796,364
Units outstanding, ending		728,048	745,826

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$39,956,695
Cost of units redeemed/account charges			(43,332,777)
Net investment income (loss)			234,206
Net realized gain (loss)			463,579
Realized gain distributions			4,429,650
Net change in unrealized appreciation (depreciation)			(63,220)
Net assets			$1,688,133
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.32	728	$1,688	1.25%	9.2%	12/31/2023	$2.44	0	$0	1.00%	9.5%	12/31/2023	$2.57	0	$0	0.75%	9.8%
12/31/2022	2.12	746	1,583	1.25%	-14.1%	12/31/2022	2.23	0	0	1.00%	-13.9%	12/31/2022	2.34	0	0	0.75%	-13.7%
12/31/2021	2.47	796	1,968	1.25%	8.0%	12/31/2021	2.59	0	0	1.00%	8.3%	12/31/2021	2.71	0	0	0.75%	8.5%
12/31/2020	2.29	955	2,185	1.25%	11.9%	12/31/2020	2.39	0	0	1.00%	12.2%	12/31/2020	2.49	0	0	0.75%	12.5%
12/31/2019	2.04	1,065	2,177	1.25%	14.7%	12/31/2019	2.13	0	0	1.00%	15.0%	12/31/2019	2.22	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.70	0	$0	0.50%	10.1%	12/31/2023	$2.84	0	$0	0.25%	10.3%	12/31/2023	$3.04	0	$0	0.00%	10.6%
12/31/2022	2.45	0	0	0.50%	-13.4%	12/31/2022	2.57	0	0	0.25%	-13.2%	12/31/2022	2.75	0	0	0.00%	-13.0%
12/31/2021	2.83	0	0	0.50%	8.8%	12/31/2021	2.97	0	0	0.25%	9.1%	12/31/2021	3.16	0	0	0.00%	9.4%
12/31/2020	2.60	0	0	0.50%	12.8%	12/31/2020	2.72	0	0	0.25%	13.1%	12/31/2020	2.89	0	0	0.00%	13.3%
12/31/2019	2.31	0	0	0.50%	15.6%	12/31/2019	2.40	0	0	0.25%	15.8%	12/31/2019	2.55	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.1%
2021	1.4%
2020	0.9%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Strategic Allocation: Moderate Fund Investor Class - 06-490

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,145,471	$11,199,316	1,829,598
Receivables: investments sold	33,378
Payables: investments purchased	-
Net assets	$11,178,849

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,178,849	3,726,365	$3.00
Band 100	-	-	3.16
Band 75	-	-	3.32
Band 50	-	-	3.49
Band 25	-	-	3.67
Band 0	-	-	3.93
Total	$11,178,849	3,726,365

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$227,678
Mortality & expense charges			(130,125)
Net investment income (loss)			97,553

Gain (loss) on investments:
Net realized gain (loss)			(79,395)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,143,511
Net gain (loss)			1,064,116

Increase (decrease) in net assets from operations			$1,161,669

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$97,553	$9,071
Net realized gain (loss)		(79,395)	(43,608)
Realized gain distributions		-	389,027
Net change in unrealized appreciation (depreciation)		1,143,511	(2,288,245)

Increase (decrease) in net assets from operations		1,161,669	(1,933,755)

Contract owner transactions:
Proceeds from units sold		1,212,243	1,080,859
Cost of units redeemed		(1,196,628)	(1,302,600)
Account charges		(4,515)	(3,422)
Increase (decrease)		11,100	(225,163)
Net increase (decrease)		1,172,769	(2,158,918)
Net assets, beginning		10,006,080	12,164,998
Net assets, ending		$11,178,849	$10,006,080

Units sold		436,125	407,808
Units redeemed		(435,177)	(499,470)
Net increase (decrease)		948	(91,662)
Units outstanding, beginning		3,725,417	3,817,079
Units outstanding, ending		3,726,365	3,725,417

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$234,058,606
Cost of units redeemed/account charges			(267,795,821)
Net investment income (loss)			945,248
Net realized gain (loss)			585,908
Realized gain distributions			43,438,753
Net change in unrealized appreciation (depreciation)			(53,845)
Net assets			$11,178,849
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.00	3,726	$11,179	1.25%	11.7%	12/31/2023	$3.16	0	$0	1.00%	12.0%	12/31/2023	$3.32	0	$0	0.75%	12.3%
12/31/2022	2.69	3,725	10,006	1.25%	-15.7%	12/31/2022	2.82	0	0	1.00%	-15.5%	12/31/2022	2.96	0	0	0.75%	-15.3%
12/31/2021	3.19	3,817	12,165	1.25%	10.8%	12/31/2021	3.34	0	0	1.00%	11.1%	12/31/2021	3.49	0	0	0.75%	11.4%
12/31/2020	2.88	3,991	11,473	1.25%	14.8%	12/31/2020	3.00	0	0	1.00%	15.1%	12/31/2020	3.13	0	0	0.75%	15.3%
12/31/2019	2.51	4,572	11,454	1.25%	19.2%	12/31/2019	2.61	0	0	1.00%	19.5%	12/31/2019	2.72	0	0	0.75%	19.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.49	0	$0	0.50%	12.5%	12/31/2023	$3.67	0	$0	0.25%	12.8%	12/31/2023	$3.93	0	$0	0.00%	13.1%
12/31/2022	3.10	0	0	0.50%	-15.1%	12/31/2022	3.26	0	0	0.25%	-14.9%	12/31/2022	3.47	0	0	0.00%	-14.7%
12/31/2021	3.65	0	0	0.50%	11.7%	12/31/2021	3.83	0	0	0.25%	12.0%	12/31/2021	4.07	0	0	0.00%	12.2%
12/31/2020	3.27	0	0	0.50%	15.6%	12/31/2020	3.42	0	0	0.25%	15.9%	12/31/2020	3.63	0	0	0.00%	16.2%
12/31/2019	2.83	0	0	0.50%	20.1%	12/31/2019	2.95	0	0	0.25%	20.4%	12/31/2019	3.12	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.3%
2021	1.4%
2020	0.9%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Opp Fund Investor Class - 06-3VG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,400	$40,258	3,362
Receivables: investments sold	98
Payables: investments purchased	-
Net assets	$30,498

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,498	26,894	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$30,498	26,894

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$61
Mortality & expense charges			(341)
Net investment income (loss)			(280)

Gain (loss) on investments:
Net realized gain (loss)			(187)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,425
Net gain (loss)			2,238

Increase (decrease) in net assets from operations			$1,958

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(280)	$(306)
Net realized gain (loss)		(187)	(189)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,425	(9,293)

Increase (decrease) in net assets from operations		1,958	(9,788)

Contract owner transactions:
Proceeds from units sold		3,977	3,736
Cost of units redeemed		-	-
Account charges		(141)	(119)
Increase (decrease)		3,836	3,617
Net increase (decrease)		5,794	(6,171)
Net assets, beginning		24,704	30,875
Net assets, ending		$30,498	$24,704

Units sold		3,651	3,343
Units redeemed		(127)	(109)
Net increase (decrease)		3,524	3,234
Units outstanding, beginning		23,370	20,136
Units outstanding, ending		26,894	23,370

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$37,436
Cost of units redeemed/account charges			(406)
Net investment income (loss)			(787)
Net realized gain (loss)			(357)
Realized gain distributions			4,470
Net change in unrealized appreciation (depreciation)			(9,858)
Net assets			$30,498
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	27	$30	1.25%	7.3%	12/31/2023	$1.15	0	$0	1.00%	7.5%	12/31/2023	$1.16	0	$0	0.75%	7.8%
12/31/2022	1.06	23	25	1.25%	-31.1%	12/31/2022	1.07	0	0	1.00%	-30.9%	12/31/2022	1.08	0	0	0.75%	-30.7%
12/31/2021	1.53	20	31	1.25%	4.1%	12/31/2021	1.54	0	0	1.00%	4.4%	12/31/2021	1.56	0	0	0.75%	4.6%
12/31/2020	1.47	0	0	1.25%	29.5%	12/31/2020	1.48	0	0	1.00%	29.8%	12/31/2020	1.49	0	0	0.75%	30.1%
12/31/2019	1.14	0	0	1.25%	13.8%	12/31/2019	1.14	0	0	1.00%	14.0%	12/31/2019	1.14	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	8.1%	12/31/2023	$1.19	0	$0	0.25%	8.4%	12/31/2023	$1.20	0	$0	0.00%	8.6%
12/31/2022	1.09	0	0	0.50%	-30.5%	12/31/2022	1.10	0	0	0.25%	-30.4%	12/31/2022	1.11	0	0	0.00%	-30.2%
12/31/2021	1.57	0	0	0.50%	4.9%	12/31/2021	1.58	0	0	0.25%	5.1%	12/31/2021	1.59	0	0	0.00%	5.4%
12/31/2020	1.49	0	0	0.50%	30.4%	12/31/2020	1.50	0	0	0.25%	30.8%	12/31/2020	1.51	0	0	0.00%	31.1%
12/31/2019	1.15	0	0	0.50%	14.5%	12/31/2019	1.15	0	0	0.25%	14.7%	12/31/2019	1.15	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.6%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century International Opportunities Fund A Class - 06-3VH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,790	$35,546	3,779
Receivables: investments sold	1,997
Payables: investments purchased	-
Net assets	$33,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,787	30,153	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$33,787	30,153

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(441)
Net investment income (loss)			(441)

Gain (loss) on investments:
Net realized gain (loss)			(2,770)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,722
Net gain (loss)			2,952

Increase (decrease) in net assets from operations			$2,511

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(441)	$(533)
Net realized gain (loss)		(2,770)	(99)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,722	(16,216)

Increase (decrease) in net assets from operations		2,511	(16,848)

Contract owner transactions:
Proceeds from units sold		4,136	8,267
Cost of units redeemed		(15,254)	(6,617)
Account charges		-	(4)
Increase (decrease)		(11,118)	1,646
Net increase (decrease)		(8,607)	(15,202)
Net assets, beginning		42,394	57,596
Net assets, ending		$33,787	$42,394

Units sold		3,747	7,791
Units redeemed		(14,085)	(5,122)
Net increase (decrease)		(10,338)	2,669
Units outstanding, beginning		40,491	37,822
Units outstanding, ending		30,153	40,491

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$61,943
Cost of units redeemed/account charges			(32,053)
Net investment income (loss)			(2,223)
Net realized gain (loss)			(90)
Realized gain distributions			9,966
Net change in unrealized appreciation (depreciation)			(3,756)
Net assets			$33,787
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	30	$34	1.25%	7.0%	12/31/2023	$1.13	0	$0	1.00%	7.3%	12/31/2023	$1.15	0	$0	0.75%	7.6%
12/31/2022	1.05	40	42	1.25%	-31.2%	12/31/2022	1.06	0	0	1.00%	-31.1%	12/31/2022	1.07	0	0	0.75%	-30.9%
12/31/2021	1.52	38	58	1.25%	3.9%	12/31/2021	1.53	0	0	1.00%	4.2%	12/31/2021	1.54	0	0	0.75%	4.4%
12/31/2020	1.47	35	51	1.25%	29.1%	12/31/2020	1.47	0	0	1.00%	29.5%	12/31/2020	1.48	0	0	0.75%	29.8%
12/31/2019	1.13	35	39	1.25%	13.5%	12/31/2019	1.14	0	0	1.00%	13.7%	12/31/2019	1.14	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	0.50%	7.8%	12/31/2023	$1.18	0	$0	0.25%	8.1%	12/31/2023	$1.19	0	$0	0.00%	8.4%
12/31/2022	1.08	0	0	0.50%	-30.7%	12/31/2022	1.09	0	0	0.25%	-30.6%	12/31/2022	1.10	0	0	0.00%	-30.4%
12/31/2021	1.56	0	0	0.50%	4.7%	12/31/2021	1.57	0	0	0.25%	4.9%	12/31/2021	1.58	0	0	0.00%	5.2%
12/31/2020	1.49	0	0	0.50%	30.1%	12/31/2020	1.49	0	0	0.25%	30.4%	12/31/2020	1.50	0	0	0.00%	30.8%
12/31/2019	1.14	0	0	0.50%	14.2%	12/31/2019	1.14	0	0	0.25%	14.5%	12/31/2019	1.15	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.1%
2020	0.0%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2015 R6 Class - 06-66V (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	1.25%	9.7%	12/31/2023	$0.95	0	$0	1.00%	9.9%	12/31/2023	$0.95	0	$0	0.75%	10.2%
12/31/2022	0.86	0	0	1.25%	-13.6%	12/31/2022	0.86	0	0	1.00%	-13.3%	12/31/2022	0.86	0	0	0.75%	-13.1%
12/31/2021	0.99	0	0	1.25%	-0.5%	12/31/2021	1.00	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	10.5%	12/31/2023	$0.96	0	$0	0.25%	10.8%	12/31/2023	$0.97	0	$0	0.00%	11.0%
12/31/2022	0.87	0	0	0.50%	-12.9%	12/31/2022	0.87	0	0	0.25%	-12.7%	12/31/2022	0.87	0	0	0.00%	-12.5%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2020 R6 Class - 06-66W

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,575	$7,336	790
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$7,563

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,563	8,047	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$7,563	8,047

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$181
Mortality & expense charges			(84)
Net investment income (loss)			97

Gain (loss) on investments:
Net realized gain (loss)			(66)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			271
Net gain (loss)			205

Increase (decrease) in net assets from operations			$302

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$97	$21
Net realized gain (loss)		(66)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		271	(32)

Increase (decrease) in net assets from operations		302	(11)

Contract owner transactions:
Proceeds from units sold		13,766	702
Cost of units redeemed		(7,096)	-
Account charges		(100)	-
Increase (decrease)		6,570	702
Net increase (decrease)		6,872	691
Net assets, beginning		691	-
Net assets, ending		$7,563	$691

Units sold		15,487	807
Units redeemed		(8,247)	-
Net increase (decrease)		7,240	807
Units outstanding, beginning		807	-
Units outstanding, ending		8,047	807

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,468
Cost of units redeemed/account charges			(7,196)
Net investment income (loss)			118
Net realized gain (loss)			(66)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			239
Net assets			$7,563
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	8	$8	1.25%	9.8%	12/31/2023	$0.94	0	$0	1.00%	10.1%	12/31/2023	$0.95	0	$0	0.75%	10.4%
12/31/2022	0.86	1	1	1.25%	-14.0%	12/31/2022	0.86	0	0	1.00%	-13.7%	12/31/2022	0.86	0	0	0.75%	-13.5%
12/31/2021	0.99	0	0	1.25%	-0.5%	12/31/2021	0.99	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	10.6%	12/31/2023	$0.96	0	$0	0.25%	10.9%	12/31/2023	$0.96	0	$0	0.00%	11.2%
12/31/2022	0.86	0	0	0.50%	-13.3%	12/31/2022	0.87	0	0	0.25%	-13.1%	12/31/2022	0.87	0	0	0.00%	-12.9%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	6.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2025 R6 Class - 06-66X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,214	$72,204	7,912
Receivables: investments sold	-
Payables: investments purchased	(121)
Net assets	$75,093

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,093	79,949	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$75,093	79,949

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,893
Mortality & expense charges			(509)
Net investment income (loss)			1,384

Gain (loss) on investments:
Net realized gain (loss)			(8)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,355
Net gain (loss)			3,347

Increase (decrease) in net assets from operations			$4,731

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,384	$207
Net realized gain (loss)		(8)	-
Realized gain distributions		-	20
Net change in unrealized appreciation (depreciation)		3,355	(345)

Increase (decrease) in net assets from operations		4,731	(118)

Contract owner transactions:
Proceeds from units sold		63,665	7,199
Cost of units redeemed		-	-
Account charges		(384)	-
Increase (decrease)		63,281	7,199
Net increase (decrease)		68,012	7,081
Net assets, beginning		7,081	-
Net assets, ending		$75,093	$7,081

Units sold		72,033	8,342
Units redeemed		(426)	-
Net increase (decrease)		71,607	8,342
Units outstanding, beginning		8,342	-
Units outstanding, ending		79,949	8,342

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$70,864
Cost of units redeemed/account charges			(384)
Net investment income (loss)			1,591
Net realized gain (loss)			(8)
Realized gain distributions			20
Net change in unrealized appreciation (depreciation)			3,010
Net assets			$75,093
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	80	$75	1.25%	10.6%	12/31/2023	$0.94	0	$0	1.00%	10.9%	12/31/2023	$0.95	0	$0	0.75%	11.2%
12/31/2022	0.85	8	7	1.25%	-14.5%	12/31/2022	0.85	0	0	1.00%	-14.3%	12/31/2022	0.85	0	0	0.75%	-14.1%
12/31/2021	0.99	0	0	1.25%	-0.7%	12/31/2021	0.99	0	0	1.00%	-0.7%	12/31/2021	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	11.5%	12/31/2023	$0.96	0	$0	0.25%	11.8%	12/31/2023	$0.96	0	$0	0.00%	12.0%
12/31/2022	0.86	0	0	0.50%	-13.8%	12/31/2022	0.86	0	0	0.25%	-13.6%	12/31/2022	0.86	0	0	0.00%	-13.4%
12/31/2021	0.99	0	0	0.50%	-0.6%	12/31/2021	0.99	0	0	0.25%	-0.6%	12/31/2021	0.99	0	0	0.00%	-0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.6%
2022	6.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2030 R6 Class - 06-66Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,197	$31,615	3,474
Receivables: investments sold	-
Payables: investments purchased	(53)
Net assets	$33,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,144	35,299	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$33,144	35,299

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$784
Mortality & expense charges			(239)
Net investment income (loss)			545

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,796
Net gain (loss)			1,793

Increase (decrease) in net assets from operations			$2,338

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$545	$112
Net realized gain (loss)		(3)	-
Realized gain distributions		-	31
Net change in unrealized appreciation (depreciation)		1,796	(214)

Increase (decrease) in net assets from operations		2,338	(71)

Contract owner transactions:
Proceeds from units sold		26,882	4,173
Cost of units redeemed		-	-
Account charges		(178)	-
Increase (decrease)		26,704	4,173
Net increase (decrease)		29,042	4,102
Net assets, beginning		4,102	-
Net assets, ending		$33,144	$4,102

Units sold		30,612	4,886
Units redeemed		(199)	-
Net increase (decrease)		30,413	4,886
Units outstanding, beginning		4,886	-
Units outstanding, ending		35,299	4,886

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$31,055
Cost of units redeemed/account charges			(178)
Net investment income (loss)			657
Net realized gain (loss)			(3)
Realized gain distributions			31
Net change in unrealized appreciation (depreciation)			1,582
Net assets			$33,144
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	35	$33	1.25%	11.8%	12/31/2023	$0.94	0	$0	1.00%	12.1%	12/31/2023	$0.95	0	$0	0.75%	12.4%
12/31/2022	0.84	5	4	1.25%	-15.3%	12/31/2022	0.84	0	0	1.00%	-15.1%	12/31/2022	0.84	0	0	0.75%	-14.9%
12/31/2021	0.99	0	0	1.25%	-0.9%	12/31/2021	0.99	0	0	1.00%	-0.8%	12/31/2021	0.99	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	12.7%	12/31/2023	$0.96	0	$0	0.25%	13.0%	12/31/2023	$0.96	0	$0	0.00%	13.2%
12/31/2022	0.85	0	0	0.50%	-14.7%	12/31/2022	0.85	0	0	0.25%	-14.5%	12/31/2022	0.85	0	0	0.00%	-14.3%
12/31/2021	0.99	0	0	0.50%	-0.8%	12/31/2021	0.99	0	0	0.25%	-0.7%	12/31/2021	0.99	0	0	0.00%	-0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.2%
2022	5.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2035 R6 Class - 06-67C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,454	$21,385	2,354
Receivables: investments sold	-
Payables: investments purchased	(36)
Net assets	$22,418

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,418	24,001	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$22,418	24,001

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$542
Mortality & expense charges			(150)
Net investment income (loss)			392

Gain (loss) on investments:
Net realized gain (loss)			47
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,207
Net gain (loss)			1,254

Increase (decrease) in net assets from operations			$1,646

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$392	$68
Net realized gain (loss)		47	-
Realized gain distributions		-	22
Net change in unrealized appreciation (depreciation)		1,207	(138)

Increase (decrease) in net assets from operations		1,646	(48)

Contract owner transactions:
Proceeds from units sold		50,634	2,541
Cost of units redeemed		(32,120)	-
Account charges		(235)	-
Increase (decrease)		18,279	2,541
Net increase (decrease)		19,925	2,493
Net assets, beginning		2,493	-
Net assets, ending		$22,418	$2,493

Units sold		58,602	3,012
Units redeemed		(37,613)	-
Net increase (decrease)		20,989	3,012
Units outstanding, beginning		3,012	-
Units outstanding, ending		24,001	3,012

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$53,175
Cost of units redeemed/account charges			(32,355)
Net investment income (loss)			460
Net realized gain (loss)			47
Realized gain distributions			22
Net change in unrealized appreciation (depreciation)			1,069
Net assets			$22,418
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	24	$22	1.25%	12.8%	12/31/2023	$0.94	0	$0	1.00%	13.1%	12/31/2023	$0.94	0	$0	0.75%	13.4%
12/31/2022	0.83	3	2	1.25%	-16.3%	12/31/2022	0.83	0	0	1.00%	-16.1%	12/31/2022	0.83	0	0	0.75%	-15.9%
12/31/2021	0.99	0	0	1.25%	-1.1%	12/31/2021	0.99	0	0	1.00%	-1.1%	12/31/2021	0.99	0	0	0.75%	-1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	13.7%	12/31/2023	$0.95	0	$0	0.25%	14.0%	12/31/2023	$0.96	0	$0	0.00%	14.3%
12/31/2022	0.83	0	0	0.50%	-15.6%	12/31/2022	0.84	0	0	0.25%	-15.4%	12/31/2022	0.84	0	0	0.00%	-15.2%
12/31/2021	0.99	0	0	0.50%	-1.0%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	5.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2040 R6 Class - 06-67F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$219,573	$204,773	22,811
Receivables: investments sold	-
Payables: investments purchased	(355)
Net assets	$219,218

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$219,218	234,976	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$219,218	234,976

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,958
Mortality & expense charges			(1,582)
Net investment income (loss)			3,376

Gain (loss) on investments:
Net realized gain (loss)			55
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,847
Net gain (loss)			14,902

Increase (decrease) in net assets from operations			$18,278

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,376	$22
Net realized gain (loss)		55	-
Realized gain distributions		-	8
Net change in unrealized appreciation (depreciation)		14,847	(47)

Increase (decrease) in net assets from operations		18,278	(17)

Contract owner transactions:
Proceeds from units sold		201,229	941
Cost of units redeemed		-	-
Account charges		(1,213)	-
Increase (decrease)		200,016	941
Net increase (decrease)		218,294	924
Net assets, beginning		924	-
Net assets, ending		$219,218	$924

Units sold		235,213	1,126
Units redeemed		(1,363)	-
Net increase (decrease)		233,850	1,126
Units outstanding, beginning		1,126	-
Units outstanding, ending		234,976	1,126

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$202,170
Cost of units redeemed/account charges			(1,213)
Net investment income (loss)			3,398
Net realized gain (loss)			55
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			14,800
Net assets			$219,218
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	235	$219	1.25%	13.7%	12/31/2023	$0.94	0	$0	1.00%	14.0%	12/31/2023	$0.94	0	$0	0.75%	14.3%
12/31/2022	0.82	1	1	1.25%	-16.9%	12/31/2022	0.82	0	0	1.00%	-16.7%	12/31/2022	0.82	0	0	0.75%	-16.5%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-1.2%	12/31/2021	0.99	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	14.6%	12/31/2023	$0.95	0	$0	0.25%	14.9%	12/31/2023	$0.96	0	$0	0.00%	15.1%
12/31/2022	0.83	0	0	0.50%	-16.3%	12/31/2022	0.83	0	0	0.25%	-16.1%	12/31/2022	0.83	0	0	0.00%	-15.9%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.1%	12/31/2021	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	4.8%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2045 R6 Class - 06-67G

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$282,559	$263,586	29,173
Receivables: investments sold	-
Payables: investments purchased	(456)
Net assets	$282,103

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$282,103	302,426	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$282,103	302,426

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,252
Mortality & expense charges			(2,249)
Net investment income (loss)			4,003

Gain (loss) on investments:
Net realized gain (loss)			427
Realized gain distributions			610
Net change in unrealized appreciation (depreciation)			19,381
Net gain (loss)			20,418

Increase (decrease) in net assets from operations			$24,421

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,003	$179
Net realized gain (loss)		427	-
Realized gain distributions		610	80
Net change in unrealized appreciation (depreciation)		19,381	(408)

Increase (decrease) in net assets from operations		24,421	(149)

Contract owner transactions:
Proceeds from units sold		256,935	7,975
Cost of units redeemed		(5,444)	-
Account charges		(1,635)	-
Increase (decrease)		249,856	7,975
Net increase (decrease)		274,277	7,826
Net assets, beginning		7,826	-
Net assets, ending		$282,103	$7,826

Units sold		308,835	9,602
Units redeemed		(16,011)	-
Net increase (decrease)		292,824	9,602
Units outstanding, beginning		9,602	-
Units outstanding, ending		302,426	9,602

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$264,910
Cost of units redeemed/account charges			(7,079)
Net investment income (loss)			4,182
Net realized gain (loss)			427
Realized gain distributions			690
Net change in unrealized appreciation (depreciation)			18,973
Net assets			$282,103
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	302	$282	1.25%	14.4%	12/31/2023	$0.94	0	$0	1.00%	14.7%	12/31/2023	$0.94	0	$0	0.75%	15.0%
12/31/2022	0.82	10	8	1.25%	-17.3%	12/31/2022	0.82	0	0	1.00%	-17.1%	12/31/2022	0.82	0	0	0.75%	-16.9%
12/31/2021	0.99	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	15.3%	12/31/2023	$0.95	0	$0	0.25%	15.6%	12/31/2023	$0.96	0	$0	0.00%	15.9%
12/31/2022	0.82	0	0	0.50%	-16.7%	12/31/2022	0.82	0	0	0.25%	-16.5%	12/31/2022	0.83	0	0	0.00%	-16.2%
12/31/2021	0.99	0	0	0.50%	-1.4%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	4.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2050 R6 Class - 06-67H

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,589	$34,530	3,754
Receivables: investments sold	-
Payables: investments purchased	(59)
Net assets	$36,530

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,530	39,071	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$36,530	39,071

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$746
Mortality & expense charges			(230)
Net investment income (loss)			516

Gain (loss) on investments:
Net realized gain (loss)			133
Realized gain distributions			144
Net change in unrealized appreciation (depreciation)			2,168
Net gain (loss)			2,445

Increase (decrease) in net assets from operations			$2,961

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$516	$45
Net realized gain (loss)		133	-
Realized gain distributions		144	21
Net change in unrealized appreciation (depreciation)		2,168	(109)

Increase (decrease) in net assets from operations		2,961	(43)

Contract owner transactions:
Proceeds from units sold		34,207	2,169
Cost of units redeemed		(2,590)	-
Account charges		(174)	-
Increase (decrease)		31,443	2,169
Net increase (decrease)		34,404	2,126
Net assets, beginning		2,126	-
Net assets, ending		$36,530	$2,126

Units sold		39,583	2,617
Units redeemed		(3,129)	-
Net increase (decrease)		36,454	2,617
Units outstanding, beginning		2,617	-
Units outstanding, ending		39,071	2,617

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$36,376
Cost of units redeemed/account charges			(2,764)
Net investment income (loss)			561
Net realized gain (loss)			133
Realized gain distributions			165
Net change in unrealized appreciation (depreciation)			2,059
Net assets			$36,530
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	39	$37	1.25%	15.1%	12/31/2023	$0.94	0	$0	1.00%	15.4%	12/31/2023	$0.94	0	$0	0.75%	15.7%
12/31/2022	0.81	3	2	1.25%	-17.5%	12/31/2022	0.81	0	0	1.00%	-17.3%	12/31/2022	0.82	0	0	0.75%	-17.1%
12/31/2021	0.98	0	0	1.25%	-1.5%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.99	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	15.9%	12/31/2023	$0.95	0	$0	0.25%	16.2%	12/31/2023	$0.96	0	$0	0.00%	16.5%
12/31/2022	0.82	0	0	0.50%	-16.9%	12/31/2022	0.82	0	0	0.25%	-16.7%	12/31/2022	0.82	0	0	0.00%	-16.4%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.4%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	4.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2055 R6 Class - 06-67J (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	1.25%	15.5%	12/31/2023	$0.94	0	$0	1.00%	15.8%	12/31/2023	$0.95	0	$0	0.75%	16.1%
12/31/2022	0.81	0	0	1.25%	-17.6%	12/31/2022	0.81	0	0	1.00%	-17.4%	12/31/2022	0.82	0	0	0.75%	-17.2%
12/31/2021	0.98	0	0	1.25%	-1.6%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	16.4%	12/31/2023	$0.96	0	$0	0.25%	16.6%	12/31/2023	$0.96	0	$0	0.00%	16.9%
12/31/2022	0.82	0	0	0.50%	-17.0%	12/31/2022	0.82	0	0	0.25%	-16.8%	12/31/2022	0.82	0	0	0.00%	-16.6%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2060 R6 Class - 06-67K

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,621	$5,262	569
Receivables: investments sold	-
Payables: investments purchased	(9)
Net assets	$5,612

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,612	5,978	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$5,612	5,978

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$110
Mortality & expense charges			(36)
Net investment income (loss)			74

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			21
Net change in unrealized appreciation (depreciation)			383
Net gain (loss)			404

Increase (decrease) in net assets from operations			$478

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$74	$9
Net realized gain (loss)		-	-
Realized gain distributions		21	4
Net change in unrealized appreciation (depreciation)		383	(24)

Increase (decrease) in net assets from operations		478	(11)

Contract owner transactions:
Proceeds from units sold		4,660	513
Cost of units redeemed		-	-
Account charges		(28)	-
Increase (decrease)		4,632	513
Net increase (decrease)		5,110	502
Net assets, beginning		502	-
Net assets, ending		$5,612	$502

Units sold		5,389	620
Units redeemed		(31)	-
Net increase (decrease)		5,358	620
Units outstanding, beginning		620	-
Units outstanding, ending		5,978	620

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,173
Cost of units redeemed/account charges			(28)
Net investment income (loss)			83
Net realized gain (loss)			-
Realized gain distributions			25
Net change in unrealized appreciation (depreciation)			359
Net assets			$5,612
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	6	$6	1.25%	16.0%	12/31/2023	$0.94	0	$0	1.00%	16.3%	12/31/2023	$0.95	0	$0	0.75%	16.6%
12/31/2022	0.81	1	1	1.25%	-17.8%	12/31/2022	0.81	0	0	1.00%	-17.6%	12/31/2022	0.81	0	0	0.75%	-17.3%
12/31/2021	0.98	0	0	1.25%	-1.6%	12/31/2021	0.98	0	0	1.00%	-1.5%	12/31/2021	0.98	0	0	0.75%	-1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	16.9%	12/31/2023	$0.96	0	$0	0.25%	17.1%	12/31/2023	$0.96	0	$0	0.00%	17.4%
12/31/2022	0.82	0	0	0.50%	-17.1%	12/31/2022	0.82	0	0	0.25%	-16.9%	12/31/2022	0.82	0	0	0.00%	-16.7%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	3.6%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Chc Blnd 2065 R6 Class - 06-67M

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,360	$4,072	444
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$4,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,353	4,641	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$4,353	4,641

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$86
Mortality & expense charges			(28)
Net investment income (loss)			58

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			311
Net gain (loss)			311

Increase (decrease) in net assets from operations			$369

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58	$8
Net realized gain (loss)		-	-
Realized gain distributions		-	7
Net change in unrealized appreciation (depreciation)		311	(23)

Increase (decrease) in net assets from operations		369	(8)

Contract owner transactions:
Proceeds from units sold		3,622	391
Cost of units redeemed		-	-
Account charges		(21)	-
Increase (decrease)		3,601	391
Net increase (decrease)		3,970	383
Net assets, beginning		383	-
Net assets, ending		$4,353	$383

Units sold		4,192	473
Units redeemed		(24)	-
Net increase (decrease)		4,168	473
Units outstanding, beginning		473	-
Units outstanding, ending		4,641	473

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,013
Cost of units redeemed/account charges			(21)
Net investment income (loss)			66
Net realized gain (loss)			-
Realized gain distributions			7
Net change in unrealized appreciation (depreciation)			288
Net assets			$4,353
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	5	$4	1.25%	15.9%	12/31/2023	$0.94	0	$0	1.00%	16.2%	12/31/2023	$0.95	0	$0	0.75%	16.5%
12/31/2022	0.81	0	0	1.25%	-17.7%	12/31/2022	0.81	0	0	1.00%	-17.5%	12/31/2022	0.81	0	0	0.75%	-17.3%
12/31/2021	0.98	0	0	1.25%	-1.7%	12/31/2021	0.98	0	0	1.00%	-1.6%	12/31/2021	0.98	0	0	0.75%	-1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	16.8%	12/31/2023	$0.96	0	$0	0.25%	17.1%	12/31/2023	$0.96	0	$0	0.00%	17.4%
12/31/2022	0.82	0	0	0.50%	-17.1%	12/31/2022	0.82	0	0	0.25%	-16.9%	12/31/2022	0.82	0	0	0.00%	-16.7%
12/31/2021	0.98	0	0	0.50%	-1.6%	12/31/2021	0.98	0	0	0.25%	-1.5%	12/31/2021	0.98	0	0	0.00%	-1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	4.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 R6 Class - 06-63X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$833,690	$776,770	73,225
Receivables: investments sold	4,008
Payables: investments purchased	-
Net assets	$837,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$837,698	881,097	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$837,698	881,097

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,815
Mortality & expense charges			(7,978)
Net investment income (loss)			7,837

Gain (loss) on investments:
Net realized gain (loss)			(11,576)
Realized gain distributions			628
Net change in unrealized appreciation (depreciation)			77,864
Net gain (loss)			66,916

Increase (decrease) in net assets from operations			$74,753

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,837	$2,344
Net realized gain (loss)		(11,576)	(9,186)
Realized gain distributions		628	5,192
Net change in unrealized appreciation (depreciation)		77,864	(20,815)

Increase (decrease) in net assets from operations		74,753	(22,465)

Contract owner transactions:
Proceeds from units sold		772,936	284,009
Cost of units redeemed		(221,595)	(63,177)
Account charges		(701)	(380)
Increase (decrease)		550,640	220,452
Net increase (decrease)		625,393	197,987
Net assets, beginning		212,305	14,318
Net assets, ending		$837,698	$212,305

Units sold		883,726	322,600
Units redeemed		(259,841)	(79,520)
Net increase (decrease)		623,885	243,080
Units outstanding, beginning		257,212	14,132
Units outstanding, ending		881,097	257,212

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,071,258
Cost of units redeemed/account charges			(285,853)
Net investment income (loss)			10,311
Net realized gain (loss)			(20,762)
Realized gain distributions			5,824
Net change in unrealized appreciation (depreciation)			56,920
Net assets			$837,698
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	881	$838	1.25%	15.2%	12/31/2023	$0.96	0	$0	1.00%	15.5%	12/31/2023	$0.96	0	$0	0.75%	15.8%
12/31/2022	0.83	257	212	1.25%	-18.5%	12/31/2022	0.83	0	0	1.00%	-18.3%	12/31/2022	0.83	0	0	0.75%	-18.1%
12/31/2021	1.01	14	14	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	16.0%	12/31/2023	$0.97	0	$0	0.25%	16.3%	12/31/2023	$0.98	0	$0	0.00%	16.6%
12/31/2022	0.83	0	0	0.50%	-17.9%	12/31/2022	0.84	0	0	0.25%	-17.7%	12/31/2022	0.84	0	0	0.00%	-17.5%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	3.6%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 A Class - 06-63T

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$195,824	$182,772	17,295
Receivables: investments sold	1,866
Payables: investments purchased	-
Net assets	$197,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$197,690	210,743	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$197,690	210,743

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,624
Mortality & expense charges			(1,578)
Net investment income (loss)			1,046

Gain (loss) on investments:
Net realized gain (loss)			266
Realized gain distributions			150
Net change in unrealized appreciation (depreciation)			15,676
Net gain (loss)			16,092

Increase (decrease) in net assets from operations			$17,138

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,046	$521
Net realized gain (loss)		266	(2,373)
Realized gain distributions		150	1,645
Net change in unrealized appreciation (depreciation)		15,676	(2,515)

Increase (decrease) in net assets from operations		17,138	(2,722)

Contract owner transactions:
Proceeds from units sold		155,327	85,489
Cost of units redeemed		(41,489)	(19,344)
Account charges		(646)	(248)
Increase (decrease)		113,192	65,897
Net increase (decrease)		130,330	63,175
Net assets, beginning		67,360	4,185
Net assets, ending		$197,690	$67,360

Units sold		184,499	101,652
Units redeemed		(55,990)	(23,558)
Net increase (decrease)		128,509	78,094
Units outstanding, beginning		82,234	4,140
Units outstanding, ending		210,743	82,234

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$244,969
Cost of units redeemed/account charges			(61,734)
Net investment income (loss)			1,709
Net realized gain (loss)			(2,107)
Realized gain distributions			1,801
Net change in unrealized appreciation (depreciation)			13,052
Net assets			$197,690
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	211	$198	1.25%	14.5%	12/31/2023	$0.94	0	$0	1.00%	14.8%	12/31/2023	$0.95	0	$0	0.75%	15.1%
12/31/2022	0.82	82	67	1.25%	-19.0%	12/31/2022	0.82	0	0	1.00%	-18.8%	12/31/2022	0.82	0	0	0.75%	-18.6%
12/31/2021	1.01	4	4	1.25%	1.1%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	15.4%	12/31/2023	$0.96	0	$0	0.25%	15.7%	12/31/2023	$0.97	0	$0	0.00%	16.0%
12/31/2022	0.83	0	0	0.50%	-18.4%	12/31/2022	0.83	0	0	0.25%	-18.2%	12/31/2022	0.83	0	0	0.00%	-18.0%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.4%	12/31/2021	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	2.5%
2021	7.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2065 Inv Class - 06-63N

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$231,596	$217,294	20,254
Receivables: investments sold	111
Payables: investments purchased	-
Net assets	$231,707

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$231,707	245,512	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$231,707	245,512

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,560
Mortality & expense charges			(2,122)
Net investment income (loss)			1,438

Gain (loss) on investments:
Net realized gain (loss)			2,603
Realized gain distributions			172
Net change in unrealized appreciation (depreciation)			19,143
Net gain (loss)			21,918

Increase (decrease) in net assets from operations			$23,356

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,438	$1,103
Net realized gain (loss)		2,603	(2,686)
Realized gain distributions		172	2,664
Net change in unrealized appreciation (depreciation)		19,143	(4,749)

Increase (decrease) in net assets from operations		23,356	(3,668)

Contract owner transactions:
Proceeds from units sold		247,976	134,860
Cost of units redeemed		(146,722)	(22,259)
Account charges		(4,465)	(1,098)
Increase (decrease)		96,789	111,503
Net increase (decrease)		120,145	107,835
Net assets, beginning		111,562	3,727
Net assets, ending		$231,707	$111,562

Units sold		282,246	161,259
Units redeemed		(172,424)	(29,252)
Net increase (decrease)		109,822	132,007
Units outstanding, beginning		135,690	3,683
Units outstanding, ending		245,512	135,690

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$386,642
Cost of units redeemed/account charges			(174,650)
Net investment income (loss)			2,656
Net realized gain (loss)			(83)
Realized gain distributions			2,840
Net change in unrealized appreciation (depreciation)			14,302
Net assets			$231,707
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	246	$232	1.25%	14.8%	12/31/2023	$0.95	0	$0	1.00%	15.1%	12/31/2023	$0.95	0	$0	0.75%	15.4%
12/31/2022	0.82	136	112	1.25%	-18.8%	12/31/2022	0.82	0	0	1.00%	-18.6%	12/31/2022	0.83	0	0	0.75%	-18.3%
12/31/2021	1.01	4	4	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.3%	12/31/2021	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	15.6%	12/31/2023	$0.97	0	$0	0.25%	15.9%	12/31/2023	$0.97	0	$0	0.00%	16.2%
12/31/2022	0.83	0	0	0.50%	-18.1%	12/31/2022	0.83	0	0	0.25%	-17.9%	12/31/2022	0.84	0	0	0.00%	-17.7%
12/31/2021	1.01	0	0	0.50%	1.4%	12/31/2021	1.01	0	0	0.25%	1.5%	12/31/2021	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	3.0%
2021	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice 2055 Portfolio Investor Class - 06-436

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,336,003	$4,220,332	277,179
Receivables: investments sold	1,853
Payables: investments purchased	-
Net assets	$4,337,856

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,337,856	1,907,134	$2.27
Band 100	-	-	2.35
Band 75	-	-	2.42
Band 50	-	-	2.50
Band 25	-	-	2.58
Band 0	-	-	2.67
Total	$4,337,856	1,907,134

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$65,704
Mortality & expense charges			(52,302)
Net investment income (loss)			13,402

Gain (loss) on investments:
Net realized gain (loss)			(171,373)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			785,994
Net gain (loss)			614,621

Increase (decrease) in net assets from operations			$628,023

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,402	$3,273
Net realized gain (loss)		(171,373)	14,550
Realized gain distributions		-	220,348
Net change in unrealized appreciation (depreciation)		785,994	(1,532,356)

Increase (decrease) in net assets from operations		628,023	(1,294,185)

Contract owner transactions:
Proceeds from units sold		1,157,824	1,786,322
Cost of units redeemed		(2,590,586)	(2,554,094)
Account charges		(8,362)	(9,004)
Increase (decrease)		(1,441,124)	(776,776)
Net increase (decrease)		(813,101)	(2,070,961)
Net assets, beginning		5,150,957	7,221,918
Net assets, ending		$4,337,856	$5,150,957

Units sold		596,116	905,128
Units redeemed		(1,277,988)	(1,269,622)
Net increase (decrease)		(681,872)	(364,494)
Units outstanding, beginning		2,589,006	2,953,500
Units outstanding, ending		1,907,134	2,589,006

* Date of Fund Inception into Variable Account: 4 /1 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,744,788
Cost of units redeemed/account charges			(35,652,521)
Net investment income (loss)			427,387
Net realized gain (loss)			2,158,484
Realized gain distributions			2,544,047
Net change in unrealized appreciation (depreciation)			115,671
Net assets			$4,337,856
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.27	1,907	$4,338	1.25%	14.3%	12/31/2023	$2.35	0	$0	1.00%	14.6%	12/31/2023	$2.42	0	$0	0.75%	14.9%
12/31/2022	1.99	2,589	5,151	1.25%	-18.6%	12/31/2022	2.05	0	0	1.00%	-18.4%	12/31/2022	2.11	0	0	0.75%	-18.2%
12/31/2021	2.45	2,953	7,222	1.25%	12.5%	12/31/2021	2.51	0	0	1.00%	12.7%	12/31/2021	2.58	0	0	0.75%	13.0%
12/31/2020	2.17	6,324	13,751	1.25%	16.4%	12/31/2020	2.23	0	0	1.00%	16.7%	12/31/2020	2.28	0	0	0.75%	17.0%
12/31/2019	1.87	6,616	12,355	1.25%	23.0%	12/31/2019	1.91	0	0	1.00%	23.3%	12/31/2019	1.95	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.50	0	$0	0.50%	15.2%	12/31/2023	$2.58	0	$0	0.25%	15.5%	12/31/2023	$2.67	0	$0	0.00%	15.8%
12/31/2022	2.17	0	0	0.50%	-18.0%	12/31/2022	2.24	0	0	0.25%	-17.8%	12/31/2022	2.30	0	0	0.00%	-17.6%
12/31/2021	2.65	0	0	0.50%	13.3%	12/31/2021	2.72	0	0	0.25%	13.6%	12/31/2021	2.80	0	0	0.00%	13.9%
12/31/2020	2.34	0	0	0.50%	17.3%	12/31/2020	2.40	0	0	0.25%	17.6%	12/31/2020	2.46	0	0	0.00%	17.9%
12/31/2019	1.99	0	0	0.50%	23.9%	12/31/2019	2.04	0	0	0.25%	24.2%	12/31/2019	2.08	36	75	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.2%
2021	2.6%
2020	0.8%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century One Choice In Retirement Portfolio A Class - 06-426

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,923,294	$11,909,753	911,846
Receivables: investments sold	-
Payables: investments purchased	(8,492)
Net assets	$10,914,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,937,067	3,876,484	$2.05
Band 100	2,977,735	1,401,978	2.12
Band 75	-	-	2.20
Band 50	-	-	2.29
Band 25	-	-	2.37
Band 0	-	-	2.46
Total	$10,914,802	5,278,462

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$224,511
Mortality & expense charges			(131,640)
Net investment income (loss)			92,871

Gain (loss) on investments:
Net realized gain (loss)			(464,483)
Realized gain distributions			209,244
Net change in unrealized appreciation (depreciation)			1,174,356
Net gain (loss)			919,117

Increase (decrease) in net assets from operations			$1,011,988

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$92,871	$151,878
Net realized gain (loss)		(464,483)	(285,567)
Realized gain distributions		209,244	288,464
Net change in unrealized appreciation (depreciation)		1,174,356	(2,622,523)

Increase (decrease) in net assets from operations		1,011,988	(2,467,748)

Contract owner transactions:
Proceeds from units sold		692,940	1,013,869
Cost of units redeemed		(3,389,808)	(4,166,582)
Account charges		(4,200)	(6,296)
Increase (decrease)		(2,701,068)	(3,159,009)
Net increase (decrease)		(1,689,080)	(5,626,757)
Net assets, beginning		12,603,882	18,230,639
Net assets, ending		$10,914,802	$12,603,882

Units sold		366,043	584,780
Units redeemed		(1,765,898)	(2,175,883)
Net increase (decrease)		(1,399,855)	(1,591,103)
Units outstanding, beginning		6,678,317	8,269,420
Units outstanding, ending		5,278,462	6,678,317

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$102,443,031
Cost of units redeemed/account charges			(95,739,895)
Net investment income (loss)			1,049,694
Net realized gain (loss)			(310,099)
Realized gain distributions			4,458,530
Net change in unrealized appreciation (depreciation)			(986,459)
Net assets			$10,914,802
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.05	3,876	$7,937	1.25%	9.4%	12/31/2023	$2.12	1,402	$2,978	1.00%	9.7%	12/31/2023	$2.20	0	$0	0.75%	10.0%
12/31/2022	1.87	5,031	9,414	1.25%	-14.5%	12/31/2022	1.94	1,648	3,190	1.00%	-14.3%	12/31/2022	2.00	0	0	0.75%	-14.1%
12/31/2021	2.19	6,414	14,040	1.25%	7.2%	12/31/2021	2.26	1,855	4,191	1.00%	7.4%	12/31/2021	2.33	0	0	0.75%	7.7%
12/31/2020	2.04	7,681	15,686	1.25%	9.1%	12/31/2020	2.10	2,019	4,245	1.00%	9.4%	12/31/2020	2.16	0	0	0.75%	9.6%
12/31/2019	1.87	3,472	6,500	1.25%	14.1%	12/31/2019	1.92	1,022	1,965	1.00%	14.4%	12/31/2019	1.97	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.29	0	$0	0.50%	10.2%	12/31/2023	$2.37	0	$0	0.25%	10.5%	12/31/2023	$2.46	0	$0	0.00%	10.8%
12/31/2022	2.07	0	0	0.50%	-13.9%	12/31/2022	2.15	0	0	0.25%	-13.7%	12/31/2022	2.22	0	0	0.00%	-13.4%
12/31/2021	2.41	0	0	0.50%	8.0%	12/31/2021	2.48	0	0	0.25%	8.3%	12/31/2021	2.56	0	0	0.00%	8.5%
12/31/2020	2.23	73	163	0.50%	9.9%	12/31/2020	2.29	0	0	0.25%	10.2%	12/31/2020	2.36	125	295	0.00%	10.5%
12/31/2019	2.03	90	182	0.50%	15.0%	12/31/2019	2.08	0	0	0.25%	15.3%	12/31/2019	2.14	126	270	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	2.1%
2021	3.0%
2020	1.2%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Century Small Cap Growth R6 Class - 06-6C7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$949,483	$838,973	47,424
Receivables: investments sold	1,846
Payables: investments purchased	-
Net assets	$951,329

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$951,329	921,239	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$951,329	921,239

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,776)
Net investment income (loss)			(9,776)

Gain (loss) on investments:
Net realized gain (loss)			6,945
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			123,612
Net gain (loss)			130,557

Increase (decrease) in net assets from operations			$120,781

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,776)	$(685)
Net realized gain (loss)		6,945	2,065
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		123,612	(13,102)

Increase (decrease) in net assets from operations		120,781	(11,722)

Contract owner transactions:
Proceeds from units sold		395,275	882,402
Cost of units redeemed		(109,840)	(321,823)
Account charges		(3,012)	(732)
Increase (decrease)		282,423	559,847
Net increase (decrease)		403,204	548,125
Net assets, beginning		548,125	-
Net assets, ending		$951,329	$548,125

Units sold		420,483	1,134,779
Units redeemed		(115,286)	(518,737)
Net increase (decrease)		305,197	616,042
Units outstanding, beginning		616,042	-
Units outstanding, ending		921,239	616,042

* Date of Fund Inception into Variable Account: 1 /27 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,277,677
Cost of units redeemed/account charges			(435,407)
Net investment income (loss)			(10,461)
Net realized gain (loss)			9,010
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			110,510
Net assets			$951,329
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	921	$951	1.25%	16.1%	12/31/2023	$1.04	0	$0	1.00%	16.4%	12/31/2023	$1.04	0	$0	0.75%	16.6%
12/31/2022	0.89	616	548	1.25%	-11.0%	12/31/2022	0.89	0	0	1.00%	-10.8%	12/31/2022	0.89	0	0	0.75%	-10.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	16.9%	12/31/2023	$1.05	0	$0	0.25%	17.2%	12/31/2023	$1.06	0	$0	0.00%	17.5%
12/31/2022	0.90	0	0	0.50%	-10.4%	12/31/2022	0.90	0	0	0.25%	-10.2%	12/31/2022	0.90	0	0	0.00%	-10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R4 Class - 06-446

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,152,171	$16,069,630	568,804
Receivables: investments sold	9,744
Payables: investments purchased	-
Net assets	$18,161,915

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,161,915	6,405,397	$2.84
Band 100	-	-	2.94
Band 75	-	-	3.04
Band 50	-	-	3.15
Band 25	-	-	3.26
Band 0	-	-	3.38
Total	$18,161,915	6,405,397

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$424,072
Mortality & expense charges			(216,826)
Net investment income (loss)			207,246

Gain (loss) on investments:
Net realized gain (loss)			195,133
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,674,618
Net gain (loss)			1,869,751

Increase (decrease) in net assets from operations			$2,076,997

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$207,246	$58,771
Net realized gain (loss)		195,133	435,803
Realized gain distributions		-	121,237
Net change in unrealized appreciation (depreciation)		1,674,618	(3,659,706)

Increase (decrease) in net assets from operations		2,076,997	(3,043,895)

Contract owner transactions:
Proceeds from units sold		2,310,618	3,326,648
Cost of units redeemed		(3,908,207)	(6,110,647)
Account charges		(36,386)	(30,216)
Increase (decrease)		(1,633,975)	(2,814,215)
Net increase (decrease)		443,022	(5,858,110)
Net assets, beginning		17,718,893	23,577,003
Net assets, ending		$18,161,915	$17,718,893

Units sold		923,358	1,340,344
Units redeemed		(1,551,283)	(2,427,578)
Net increase (decrease)		(627,925)	(1,087,234)
Units outstanding, beginning		7,033,322	8,120,556
Units outstanding, ending		6,405,397	7,033,322

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$159,972,311
Cost of units redeemed/account charges			(170,220,202)
Net investment income (loss)			1,745,704
Net realized gain (loss)			13,145,532
Realized gain distributions			11,436,029
Net change in unrealized appreciation (depreciation)			2,082,541
Net assets			$18,161,915
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.84	6,405	$18,162	1.25%	12.5%	12/31/2023	$2.94	0	$0	1.00%	12.8%	12/31/2023	$3.04	0	$0	0.75%	13.1%
12/31/2022	2.52	7,033	17,719	1.25%	-13.2%	12/31/2022	2.60	0	0	1.00%	-13.0%	12/31/2022	2.69	0	0	0.75%	-12.8%
12/31/2021	2.90	8,121	23,577	1.25%	14.3%	12/31/2021	2.99	0	0	1.00%	14.6%	12/31/2021	3.08	0	0	0.75%	14.9%
12/31/2020	2.54	15,803	40,150	1.25%	9.5%	12/31/2020	2.61	0	0	1.00%	9.7%	12/31/2020	2.68	0	0	0.75%	10.0%
12/31/2019	2.32	17,343	40,249	1.25%	17.7%	12/31/2019	2.38	0	0	1.00%	18.0%	12/31/2019	2.44	0	0	0.75%	18.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.15	0	$0	0.50%	13.4%	12/31/2023	$3.26	0	$0	0.25%	13.7%	12/31/2023	$3.38	0	$0	0.00%	14.0%
12/31/2022	2.78	0	0	0.50%	-12.6%	12/31/2022	2.87	0	0	0.25%	-12.4%	12/31/2022	2.97	0	0	0.00%	-12.1%
12/31/2021	3.18	0	0	0.50%	15.1%	12/31/2021	3.27	0	0	0.25%	15.4%	12/31/2021	3.37	0	0	0.00%	15.7%
12/31/2020	2.76	0	0	0.50%	10.3%	12/31/2020	2.84	0	0	0.25%	10.6%	12/31/2020	2.92	0	0	0.00%	10.8%
12/31/2019	2.50	0	0	0.50%	18.6%	12/31/2019	2.57	0	0	0.25%	18.8%	12/31/2019	2.63	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.5%
2021	1.4%
2020	1.3%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R3 Class - 06-447

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,995,353	$11,667,585	409,057
Receivables: investments sold	8,578
Payables: investments purchased	-
Net assets	$13,003,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,534,930	3,874,947	$2.72
Band 100	2,468,756	876,743	2.82
Band 75	-	-	2.92
Band 50	245	81	3.02
Band 25	-	-	3.13
Band 0	-	-	3.24
Total	$13,003,931	4,751,771

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$263,187
Mortality & expense charges			(142,694)
Net investment income (loss)			120,493

Gain (loss) on investments:
Net realized gain (loss)			49,023
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,225,183
Net gain (loss)			1,274,206

Increase (decrease) in net assets from operations			$1,394,699

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$120,493	$6,064
Net realized gain (loss)		49,023	228,309
Realized gain distributions		-	77,899
Net change in unrealized appreciation (depreciation)		1,225,183	(2,308,346)

Increase (decrease) in net assets from operations		1,394,699	(1,996,074)

Contract owner transactions:
Proceeds from units sold		1,675,204	2,093,958
Cost of units redeemed		(1,314,617)	(4,005,721)
Account charges		(8,032)	(11,219)
Increase (decrease)		352,555	(1,922,982)
Net increase (decrease)		1,747,254	(3,919,056)
Net assets, beginning		11,256,677	15,175,733
Net assets, ending		$13,003,931	$11,256,677

Units sold		657,083	832,601
Units redeemed		(524,853)	(1,601,921)
Net increase (decrease)		132,230	(769,320)
Units outstanding, beginning		4,619,541	5,388,861
Units outstanding, ending		4,751,771	4,619,541

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$66,456,974
Cost of units redeemed/account charges			(63,821,458)
Net investment income (loss)			292,880
Net realized gain (loss)			4,671,095
Realized gain distributions			4,076,672
Net change in unrealized appreciation (depreciation)			1,327,768
Net assets			$13,003,931
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.72	3,875	$10,535	1.25%	12.2%	12/31/2023	$2.82	877	$2,469	1.00%	12.5%	12/31/2023	$2.92	0	$0	0.75%	12.8%
12/31/2022	2.42	3,828	9,275	1.25%	-13.5%	12/31/2022	2.50	792	1,982	1.00%	-13.3%	12/31/2022	2.59	0	0	0.75%	-13.0%
12/31/2021	2.80	4,411	12,352	1.25%	13.9%	12/31/2021	2.89	978	2,823	1.00%	14.2%	12/31/2021	2.97	0	0	0.75%	14.5%
12/31/2020	2.46	5,679	13,959	1.25%	9.1%	12/31/2020	2.53	637	1,609	1.00%	9.4%	12/31/2020	2.60	0	0	0.75%	9.7%
12/31/2019	2.25	5,954	13,411	1.25%	17.3%	12/31/2019	2.31	502	1,160	1.00%	17.6%	12/31/2019	2.37	225	533	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.02	0	$0	0.50%	13.0%	12/31/2023	$3.13	0	$0	0.25%	13.3%	12/31/2023	$3.24	0	$0	0.00%	13.6%
12/31/2022	2.67	0	0	0.50%	-12.8%	12/31/2022	2.76	0	0	0.25%	-12.6%	12/31/2022	2.85	0	0	0.00%	-12.4%
12/31/2021	3.07	0	0	0.50%	14.8%	12/31/2021	3.16	0	0	0.25%	15.1%	12/31/2021	3.26	0	0	0.00%	15.4%
12/31/2020	2.67	439	1,171	0.50%	10.0%	12/31/2020	2.75	0	0	0.25%	10.2%	12/31/2020	2.82	20	56	0.00%	10.5%
12/31/2019	2.43	431	1,047	0.50%	18.2%	12/31/2019	2.49	0	0	0.25%	18.5%	12/31/2019	2.55	9	22	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.2%
2021	0.9%
2020	1.0%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High Income Trust R4 Class - 06-208

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$837,510	$878,619	88,342
Receivables: investments sold	1,744
Payables: investments purchased	-
Net assets	$839,254

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$839,254	431,641	$1.94
Band 100	-	-	2.03
Band 75	-	-	2.12
Band 50	-	-	2.21
Band 25	-	-	2.31
Band 0	-	-	2.41
Total	$839,254	431,641

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$54,827
Mortality & expense charges			(10,184)
Net investment income (loss)			44,643

Gain (loss) on investments:
Net realized gain (loss)			(14,799)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			54,637
Net gain (loss)			39,838

Increase (decrease) in net assets from operations			$84,481

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$44,643	$36,700
Net realized gain (loss)		(14,799)	(12,657)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		54,637	(126,134)

Increase (decrease) in net assets from operations		84,481	(102,091)

Contract owner transactions:
Proceeds from units sold		71,675	117,020
Cost of units redeemed		(152,052)	(169,564)
Account charges		(247)	(186)
Increase (decrease)		(80,624)	(52,730)
Net increase (decrease)		3,857	(154,821)
Net assets, beginning		835,397	990,218
Net assets, ending		$839,254	$835,397

Units sold		40,719	64,579
Units redeemed		(84,957)	(94,745)
Net increase (decrease)		(44,238)	(30,166)
Units outstanding, beginning		475,879	506,045
Units outstanding, ending		431,641	475,879

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,778,067
Cost of units redeemed/account charges			(20,602,885)
Net investment income (loss)			3,117,470
Net realized gain (loss)			(421,886)
Realized gain distributions			9,597
Net change in unrealized appreciation (depreciation)			(41,109)
Net assets			$839,254
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	432	$839	1.25%	10.8%	12/31/2023	$2.03	0	$0	1.00%	11.0%	12/31/2023	$2.12	0	$0	0.75%	11.3%
12/31/2022	1.76	476	835	1.25%	-10.3%	12/31/2022	1.83	0	0	1.00%	-10.1%	12/31/2022	1.90	0	0	0.75%	-9.8%
12/31/2021	1.96	506	990	1.25%	7.0%	12/31/2021	2.03	0	0	1.00%	7.3%	12/31/2021	2.11	0	0	0.75%	7.5%
12/31/2020	1.83	509	931	1.25%	5.7%	12/31/2020	1.89	0	0	1.00%	6.0%	12/31/2020	1.96	0	0	0.75%	6.2%
12/31/2019	1.73	325	562	1.25%	10.5%	12/31/2019	1.79	0	0	1.00%	10.8%	12/31/2019	1.85	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.21	0	$0	0.50%	11.6%	12/31/2023	$2.31	0	$0	0.25%	11.9%	12/31/2023	$2.41	0	$0	0.00%	12.1%
12/31/2022	1.98	0	0	0.50%	-9.6%	12/31/2022	2.06	0	0	0.25%	-9.4%	12/31/2022	2.15	0	0	0.00%	-9.2%
12/31/2021	2.19	0	0	0.50%	7.8%	12/31/2021	2.28	0	0	0.25%	8.1%	12/31/2021	2.37	0	0	0.00%	8.4%
12/31/2020	2.03	0	0	0.50%	6.5%	12/31/2020	2.11	0	0	0.25%	6.8%	12/31/2020	2.18	0	0	0.00%	7.0%
12/31/2019	1.91	0	0	0.50%	11.3%	12/31/2019	1.97	0	0	0.25%	11.6%	12/31/2019	2.04	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.5%
2022	5.3%
2021	4.4%
2020	5.0%
2019	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High Income Trust R3 Class - 06-184

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,868	$294,931	30,881
Receivables: investments sold	508
Payables: investments purchased	-
Net assets	$293,376

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$180,289	91,441	$1.97
Band 100	113,087	54,834	2.06
Band 75	-	-	2.16
Band 50	-	-	2.26
Band 25	-	-	2.36
Band 0	-	-	2.47
Total	$293,376	146,275

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$23,441
Mortality & expense charges			(4,257)
Net investment income (loss)			19,184

Gain (loss) on investments:
Net realized gain (loss)			(32,050)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			45,555
Net gain (loss)			13,505

Increase (decrease) in net assets from operations			$32,689

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,184	$18,047
Net realized gain (loss)		(32,050)	(6,512)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		45,555	(64,172)

Increase (decrease) in net assets from operations		32,689	(52,637)

Contract owner transactions:
Proceeds from units sold		119,753	119,321
Cost of units redeemed		(341,964)	(75,295)
Account charges		(211)	(197)
Increase (decrease)		(222,422)	43,829
Net increase (decrease)		(189,733)	(8,808)
Net assets, beginning		483,109	491,917
Net assets, ending		$293,376	$483,109

Units sold		62,284	64,677
Units redeemed		(183,736)	(40,807)
Net increase (decrease)		(121,452)	23,870
Units outstanding, beginning		267,727	243,857
Units outstanding, ending		146,275	267,727

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,311,360
Cost of units redeemed/account charges			(13,676,998)
Net investment income (loss)			1,583,221
Net realized gain (loss)			74,100
Realized gain distributions			3,756
Net change in unrealized appreciation (depreciation)			(2,063)
Net assets			$293,376
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	91	$180	1.25%	10.4%	12/31/2023	$2.06	55	$113	1.00%	10.7%	12/31/2023	$2.16	0	$0	0.75%	11.0%
12/31/2022	1.79	202	361	1.25%	-10.6%	12/31/2022	1.86	65	122	1.00%	-10.3%	12/31/2022	1.94	0	0	0.75%	-10.1%
12/31/2021	2.00	182	362	1.25%	6.7%	12/31/2021	2.08	62	129	1.00%	6.9%	12/31/2021	2.16	0	0	0.75%	7.2%
12/31/2020	1.87	311	583	1.25%	5.4%	12/31/2020	1.94	63	123	1.00%	5.7%	12/31/2020	2.02	0	0	0.75%	5.9%
12/31/2019	1.78	314	557	1.25%	10.1%	12/31/2019	1.84	78	143	1.00%	10.4%	12/31/2019	1.90	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.26	0	$0	0.50%	11.3%	12/31/2023	$2.36	0	$0	0.25%	11.5%	12/31/2023	$2.47	0	$0	0.00%	11.8%
12/31/2022	2.03	0	0	0.50%	-9.9%	12/31/2022	2.12	0	0	0.25%	-9.7%	12/31/2022	2.21	0	0	0.00%	-9.4%
12/31/2021	2.25	0	0	0.50%	7.5%	12/31/2021	2.34	0	0	0.25%	7.8%	12/31/2021	2.44	0	0	0.00%	8.0%
12/31/2020	2.09	0	0	0.50%	6.2%	12/31/2020	2.17	0	0	0.25%	6.4%	12/31/2020	2.26	0	0	0.00%	6.7%
12/31/2019	1.97	0	0	0.50%	11.0%	12/31/2019	2.04	0	0	0.25%	11.2%	12/31/2019	2.12	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.0%
2022	4.9%
2021	4.0%
2020	5.4%
2019	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R4 Class - 06-211

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,072,625	$10,240,939	218,379
Receivables: investments sold	17,039
Payables: investments purchased	-
Net assets	$13,089,664

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,089,664	5,358,160	$2.44
Band 100	-	-	2.55
Band 75	-	-	2.66
Band 50	-	-	2.78
Band 25	-	-	2.90
Band 0	-	-	3.03
Total	$13,089,664	5,358,160

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$245,183
Mortality & expense charges			(158,968)
Net investment income (loss)			86,215

Gain (loss) on investments:
Net realized gain (loss)			675,242
Realized gain distributions			200,622
Net change in unrealized appreciation (depreciation)			1,326,082
Net gain (loss)			2,201,946

Increase (decrease) in net assets from operations			$2,288,161

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$86,215	$115,397
Net realized gain (loss)		675,242	960,652
Realized gain distributions		200,622	-
Net change in unrealized appreciation (depreciation)		1,326,082	(5,049,234)

Increase (decrease) in net assets from operations		2,288,161	(3,973,185)

Contract owner transactions:
Proceeds from units sold		1,371,988	1,903,678
Cost of units redeemed		(4,512,871)	(6,104,023)
Account charges		(5,054)	(8,862)
Increase (decrease)		(3,145,937)	(4,209,207)
Net increase (decrease)		(857,776)	(8,182,392)
Net assets, beginning		13,947,440	22,129,832
Net assets, ending		$13,089,664	$13,947,440

Units sold		621,340	908,696
Units redeemed		(2,074,242)	(2,923,537)
Net increase (decrease)		(1,452,902)	(2,014,841)
Units outstanding, beginning		6,811,062	8,825,903
Units outstanding, ending		5,358,160	6,811,062

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$119,854,006
Cost of units redeemed/account charges			(140,032,522)
Net investment income (loss)			5,895,083
Net realized gain (loss)			15,993,801
Realized gain distributions			8,547,610
Net change in unrealized appreciation (depreciation)			2,831,686
Net assets			$13,089,664
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.44	5,358	$13,090	1.25%	19.3%	12/31/2023	$2.55	0	$0	1.00%	19.6%	12/31/2023	$2.66	0	$0	0.75%	19.9%
12/31/2022	2.05	6,811	13,947	1.25%	-18.3%	12/31/2022	2.13	0	0	1.00%	-18.1%	12/31/2022	2.22	0	0	0.75%	-17.9%
12/31/2021	2.51	8,826	22,130	1.25%	13.3%	12/31/2021	2.60	0	0	1.00%	13.6%	12/31/2021	2.71	0	0	0.75%	13.9%
12/31/2020	2.21	11,297	24,993	1.25%	13.9%	12/31/2020	2.29	0	0	1.00%	14.2%	12/31/2020	2.38	0	0	0.75%	14.5%
12/31/2019	1.94	15,367	29,842	1.25%	23.8%	12/31/2019	2.01	0	0	1.00%	24.1%	12/31/2019	2.07	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.78	0	$0	0.50%	20.2%	12/31/2023	$2.90	0	$0	0.25%	20.5%	12/31/2023	$3.03	0	$0	0.00%	20.8%
12/31/2022	2.31	0	0	0.50%	-17.7%	12/31/2022	2.41	0	0	0.25%	-17.5%	12/31/2022	2.51	0	0	0.00%	-17.3%
12/31/2021	2.81	0	0	0.50%	14.2%	12/31/2021	2.92	0	0	0.25%	14.5%	12/31/2021	3.03	0	0	0.00%	14.8%
12/31/2020	2.46	0	0	0.50%	14.8%	12/31/2020	2.55	0	0	0.25%	15.1%	12/31/2020	2.64	0	0	0.00%	15.4%
12/31/2019	2.14	0	0	0.50%	24.7%	12/31/2019	2.22	0	0	0.25%	25.0%	12/31/2019	2.29	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.8%
2021	1.6%
2020	1.3%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R3 Class - 06-183

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,055,762	$2,417,012	51,236
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$3,055,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,370,739	920,365	$2.58
Band 100	685,031	254,243	2.69
Band 75	-	-	2.82
Band 50	-	-	2.95
Band 25	-	-	3.08
Band 0	-	-	3.23
Total	$3,055,770	1,174,608

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$46,897
Mortality & expense charges			(33,251)
Net investment income (loss)			13,646

Gain (loss) on investments:
Net realized gain (loss)			80,605
Realized gain distributions			45,427
Net change in unrealized appreciation (depreciation)			351,926
Net gain (loss)			477,958

Increase (decrease) in net assets from operations			$491,604

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,646	$15,118
Net realized gain (loss)		80,605	156,333
Realized gain distributions		45,427	-
Net change in unrealized appreciation (depreciation)		351,926	(980,296)

Increase (decrease) in net assets from operations		491,604	(808,845)

Contract owner transactions:
Proceeds from units sold		293,689	198,507
Cost of units redeemed		(462,257)	(1,045,437)
Account charges		(890)	(1,161)
Increase (decrease)		(169,458)	(848,091)
Net increase (decrease)		322,146	(1,656,936)
Net assets, beginning		2,733,624	4,390,560
Net assets, ending		$3,055,770	$2,733,624

Units sold		121,159	94,469
Units redeemed		(196,629)	(482,749)
Net increase (decrease)		(75,470)	(388,280)
Units outstanding, beginning		1,250,078	1,638,358
Units outstanding, ending		1,174,608	1,250,078

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$55,607,873
Cost of units redeemed/account charges			(65,071,767)
Net investment income (loss)			1,563,953
Net realized gain (loss)			8,072,963
Realized gain distributions			2,243,998
Net change in unrealized appreciation (depreciation)			638,750
Net assets			$3,055,770
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.58	920	$2,371	1.25%	18.9%	12/31/2023	$2.69	254	$685	1.00%	19.2%	12/31/2023	$2.82	0	$0	0.75%	19.5%
12/31/2022	2.17	973	2,106	1.25%	-18.6%	12/31/2022	2.26	278	627	1.00%	-18.4%	12/31/2022	2.36	0	0	0.75%	-18.2%
12/31/2021	2.66	1,335	3,551	1.25%	13.0%	12/31/2021	2.77	303	839	1.00%	13.3%	12/31/2021	2.88	0	0	0.75%	13.6%
12/31/2020	2.35	1,757	4,135	1.25%	13.6%	12/31/2020	2.44	332	811	1.00%	13.9%	12/31/2020	2.54	0	0	0.75%	14.2%
12/31/2019	2.07	2,384	4,940	1.25%	23.4%	12/31/2019	2.15	413	887	1.00%	23.7%	12/31/2019	2.22	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.95	0	$0	0.50%	19.8%	12/31/2023	$3.08	0	$0	0.25%	20.1%	12/31/2023	$3.23	0	$0	0.00%	20.4%
12/31/2022	2.46	0	0	0.50%	-18.0%	12/31/2022	2.57	0	0	0.25%	-17.8%	12/31/2022	2.68	0	0	0.00%	-17.5%
12/31/2021	3.00	0	0	0.50%	13.9%	12/31/2021	3.12	0	0	0.25%	14.1%	12/31/2021	3.25	0	0	0.00%	14.4%
12/31/2020	2.63	0	0	0.50%	14.4%	12/31/2020	2.73	0	0	0.25%	14.7%	12/31/2020	2.84	28	79	0.00%	15.0%
12/31/2019	2.30	3	7	0.50%	24.3%	12/31/2019	2.38	0	0	0.25%	24.6%	12/31/2019	2.47	205	507	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.5%
2021	1.3%
2020	1.1%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R5 Class - 06-296

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,601	$55,102	1,063
Receivables: investments sold	-
Payables: investments purchased	(1,505)
Net assets	$58,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,096	33,335	$1.74
Band 100	-	-	1.80
Band 75	-	-	1.86
Band 50	-	-	1.92
Band 25	-	-	1.99
Band 0	-	-	2.05
Total	$58,096	33,335

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,094
Mortality & expense charges			(649)
Net investment income (loss)			445

Gain (loss) on investments:
Net realized gain (loss)			390
Realized gain distributions			1,111
Net change in unrealized appreciation (depreciation)			5,147
Net gain (loss)			6,648

Increase (decrease) in net assets from operations			$7,093

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$445	$344
Net realized gain (loss)		390	(416)
Realized gain distributions		1,111	23
Net change in unrealized appreciation (depreciation)		5,147	(743)

Increase (decrease) in net assets from operations		7,093	(792)

Contract owner transactions:
Proceeds from units sold		10,960	43,548
Cost of units redeemed		(6,528)	(1,147)
Account charges		(1)	(7)
Increase (decrease)		4,431	42,394
Net increase (decrease)		11,524	41,602
Net assets, beginning		46,572	4,970
Net assets, ending		$58,096	$46,572

Units sold		6,604	28,894
Units redeemed		(3,875)	(779)
Net increase (decrease)		2,729	28,115
Units outstanding, beginning		30,606	2,491
Units outstanding, ending		33,335	30,606

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$60,024
Cost of units redeemed/account charges			(8,958)
Net investment income (loss)			819
Net realized gain (loss)			169
Realized gain distributions			1,543
Net change in unrealized appreciation (depreciation)			4,499
Net assets			$58,096
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.74	33	$58	1.25%	14.5%	12/31/2023	$1.80	0	$0	1.00%	14.8%	12/31/2023	$1.86	0	$0	0.75%	15.1%
12/31/2022	1.52	31	47	1.25%	-23.7%	12/31/2022	1.57	0	0	1.00%	-23.5%	12/31/2022	1.62	0	0	0.75%	-23.3%
12/31/2021	1.99	2	5	1.25%	1.5%	12/31/2021	2.05	0	0	1.00%	1.8%	12/31/2021	2.11	0	0	0.75%	2.0%
12/31/2020	1.96	1	3	1.25%	23.6%	12/31/2020	2.02	0	0	1.00%	23.9%	12/31/2020	2.07	0	0	0.75%	24.3%
12/31/2019	1.59	1	2	1.25%	25.8%	12/31/2019	1.63	0	0	1.00%	26.1%	12/31/2019	1.66	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.92	0	$0	0.50%	15.4%	12/31/2023	$1.99	0	$0	0.25%	15.7%	12/31/2023	$2.05	0	$0	0.00%	16.0%
12/31/2022	1.67	0	0	0.50%	-23.1%	12/31/2022	1.72	0	0	0.25%	-23.0%	12/31/2022	1.77	0	0	0.00%	-22.8%
12/31/2021	2.17	0	0	0.50%	2.3%	12/31/2021	2.23	0	0	0.25%	2.5%	12/31/2021	2.29	0	0	0.00%	2.8%
12/31/2020	2.12	0	0	0.50%	24.6%	12/31/2020	2.18	0	0	0.25%	24.9%	12/31/2020	2.23	0	0	0.00%	25.2%
12/31/2019	1.70	0	0	0.50%	26.7%	12/31/2019	1.74	0	0	0.25%	27.0%	12/31/2019	1.78	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	2.6%
2021	2.1%
2020	0.4%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R4 Class - 06-212

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,280,879	$10,965,738	211,987
Receivables: investments sold	26,531
Payables: investments purchased	-
Net assets	$11,307,410

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,256,371	6,311,475	$1.78
Band 100	-	-	1.86
Band 75	-	-	1.94
Band 50	-	-	2.03
Band 25	-	-	2.12
Band 0	51,039	23,086	2.21
Total	$11,307,410	6,334,561

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$189,993
Mortality & expense charges			(149,619)
Net investment income (loss)			40,374

Gain (loss) on investments:
Net realized gain (loss)			15,326
Realized gain distributions			218,113
Net change in unrealized appreciation (depreciation)			1,388,682
Net gain (loss)			1,622,121

Increase (decrease) in net assets from operations			$1,662,495

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,374	$(89,433)
Net realized gain (loss)		15,326	(947,136)
Realized gain distributions		218,113	111,611
Net change in unrealized appreciation (depreciation)		1,388,682	(6,341,672)

Increase (decrease) in net assets from operations		1,662,495	(7,266,630)

Contract owner transactions:
Proceeds from units sold		1,495,871	2,829,031
Cost of units redeemed		(4,733,635)	(10,952,189)
Account charges		(7,047)	(11,232)
Increase (decrease)		(3,244,811)	(8,134,390)
Net increase (decrease)		(1,582,316)	(15,401,020)
Net assets, beginning		12,889,726	28,290,746
Net assets, ending		$11,307,410	$12,889,726

Units sold		887,847	1,836,560
Units redeemed		(2,787,621)	(7,364,722)
Net increase (decrease)		(1,899,774)	(5,528,162)
Units outstanding, beginning		8,234,335	13,762,497
Units outstanding, ending		6,334,561	8,234,335

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$219,016,833
Cost of units redeemed/account charges			(243,844,913)
Net investment income (loss)			479,886
Net realized gain (loss)			24,570,473
Realized gain distributions			10,769,990
Net change in unrealized appreciation (depreciation)			315,141
Net assets			$11,307,410
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	6,311	$11,256	1.25%	14.2%	12/31/2023	$1.86	0	$0	1.00%	14.5%	12/31/2023	$1.94	0	$0	0.75%	14.8%
12/31/2022	1.56	8,145	12,719	1.25%	-24.0%	12/31/2022	1.63	0	0	1.00%	-23.8%	12/31/2022	1.69	0	0	0.75%	-23.6%
12/31/2021	2.05	13,692	28,115	1.25%	1.2%	12/31/2021	2.13	0	0	1.00%	1.5%	12/31/2021	2.22	0	0	0.75%	1.7%
12/31/2020	2.03	30,519	61,917	1.25%	23.3%	12/31/2020	2.10	0	0	1.00%	23.6%	12/31/2020	2.18	0	0	0.75%	23.9%
12/31/2019	1.65	35,944	59,163	1.25%	25.4%	12/31/2019	1.70	0	0	1.00%	25.7%	12/31/2019	1.76	0	0	0.75%	26.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.03	0	$0	0.50%	15.1%	12/31/2023	$2.12	0	$0	0.25%	15.4%	12/31/2023	$2.21	23	$51	0.00%	15.6%
12/31/2022	1.76	0	0	0.50%	-23.4%	12/31/2022	1.84	0	0	0.25%	-23.2%	12/31/2022	1.91	89	171	0.00%	-23.0%
12/31/2021	2.30	0	0	0.50%	2.0%	12/31/2021	2.39	0	0	0.25%	2.2%	12/31/2021	2.48	71	175	0.00%	2.5%
12/31/2020	2.26	0	0	0.50%	24.2%	12/31/2020	2.34	0	0	0.25%	24.5%	12/31/2020	2.42	60	145	0.00%	24.8%
12/31/2019	1.82	0	0	0.50%	26.3%	12/31/2019	1.88	0	0	0.25%	26.7%	12/31/2019	1.94	50	96	0.00%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	0.8%
2021	0.9%
2020	0.2%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R3 Class - 06-181

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,281,944	$5,137,199	99,553
Receivables: investments sold	13,319
Payables: investments purchased	-
Net assets	$5,295,263

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,954,344	2,655,112	$1.87
Band 100	340,919	174,669	1.95
Band 75	-	-	2.04
Band 50	-	-	2.14
Band 25	-	-	2.23
Band 0	-	-	2.34
Total	$5,295,263	2,829,781

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$72,064
Mortality & expense charges			(62,842)
Net investment income (loss)			9,222

Gain (loss) on investments:
Net realized gain (loss)			(21,586)
Realized gain distributions			101,679
Net change in unrealized appreciation (depreciation)			590,054
Net gain (loss)			670,147

Increase (decrease) in net assets from operations			$679,369

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,222	$(25,266)
Net realized gain (loss)		(21,586)	(7,860)
Realized gain distributions		101,679	33,585
Net change in unrealized appreciation (depreciation)		590,054	(2,068,752)

Increase (decrease) in net assets from operations		679,369	(2,068,293)

Contract owner transactions:
Proceeds from units sold		727,967	777,243
Cost of units redeemed		(1,378,949)	(2,282,200)
Account charges		(4,018)	(5,081)
Increase (decrease)		(655,000)	(1,510,038)
Net increase (decrease)		24,369	(3,578,331)
Net assets, beginning		5,270,894	8,849,225
Net assets, ending		$5,295,263	$5,270,894

Units sold		419,835	464,121
Units redeemed		(797,798)	(1,339,789)
Net increase (decrease)		(377,963)	(875,668)
Units outstanding, beginning		3,207,744	4,083,412
Units outstanding, ending		2,829,781	3,207,744

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$82,383,039
Cost of units redeemed/account charges			(88,646,599)
Net investment income (loss)			(158,865)
Net realized gain (loss)			8,242,300
Realized gain distributions			3,330,643
Net change in unrealized appreciation (depreciation)			144,745
Net assets			$5,295,263
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.87	2,655	$4,954	1.25%	13.9%	12/31/2023	$1.95	175	$341	1.00%	14.2%	12/31/2023	$2.04	0	$0	0.75%	14.4%
12/31/2022	1.64	3,007	4,927	1.25%	-24.2%	12/31/2022	1.71	201	344	1.00%	-24.0%	12/31/2022	1.78	0	0	0.75%	-23.8%
12/31/2021	2.16	3,829	8,277	1.25%	0.9%	12/31/2021	2.25	254	572	1.00%	1.2%	12/31/2021	2.34	0	0	0.75%	1.4%
12/31/2020	2.14	4,663	9,987	1.25%	22.9%	12/31/2020	2.22	267	594	1.00%	23.2%	12/31/2020	2.31	0	0	0.75%	23.5%
12/31/2019	1.74	5,925	10,328	1.25%	25.0%	12/31/2019	1.81	373	674	1.00%	25.3%	12/31/2019	1.87	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.14	0	$0	0.50%	14.7%	12/31/2023	$2.23	0	$0	0.25%	15.0%	12/31/2023	$2.34	0	$0	0.00%	15.3%
12/31/2022	1.86	0	0	0.50%	-23.6%	12/31/2022	1.94	0	0	0.25%	-23.4%	12/31/2022	2.03	0	0	0.00%	-23.2%
12/31/2021	2.44	0	0	0.50%	1.7%	12/31/2021	2.54	0	0	0.25%	1.9%	12/31/2021	2.64	0	0	0.00%	2.2%
12/31/2020	2.40	114	272	0.50%	23.8%	12/31/2020	2.49	0	0	0.25%	24.1%	12/31/2020	2.58	66	170	0.00%	24.4%
12/31/2019	1.94	127	246	0.50%	26.0%	12/31/2019	2.00	0	0	0.25%	26.3%	12/31/2019	2.08	207	430	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.7%
2021	1.0%
2020	0.0%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R4 Class - 06-214

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,629,603	$3,964,040	64,865
Receivables: investments sold	-
Payables: investments purchased	(5,964)
Net assets	$4,623,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,623,639	1,281,729	$3.61
Band 100	-	-	3.77
Band 75	-	-	3.93
Band 50	-	-	4.10
Band 25	-	-	4.28
Band 0	-	-	4.47
Total	$4,623,639	1,281,729

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$52,897
Mortality & expense charges			(54,311)
Net investment income (loss)			(1,414)

Gain (loss) on investments:
Net realized gain (loss)			76,247
Realized gain distributions			206,939
Net change in unrealized appreciation (depreciation)			677,569
Net gain (loss)			960,755

Increase (decrease) in net assets from operations			$959,341

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,414)	$6,578
Net realized gain (loss)		76,247	451,763
Realized gain distributions		206,939	257,562
Net change in unrealized appreciation (depreciation)		677,569	(2,735,716)

Increase (decrease) in net assets from operations		959,341	(2,019,813)

Contract owner transactions:
Proceeds from units sold		349,464	1,149,573
Cost of units redeemed		(1,461,344)	(5,789,920)
Account charges		(3,234)	(3,414)
Increase (decrease)		(1,115,114)	(4,643,761)
Net increase (decrease)		(155,773)	(6,663,574)
Net assets, beginning		4,779,412	11,442,986
Net assets, ending		$4,623,639	$4,779,412

Units sold		110,764	398,111
Units redeemed		(475,451)	(1,995,064)
Net increase (decrease)		(364,687)	(1,596,953)
Units outstanding, beginning		1,646,416	3,243,369
Units outstanding, ending		1,281,729	1,646,416

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$50,247,749
Cost of units redeemed/account charges			(65,163,556)
Net investment income (loss)			526,534
Net realized gain (loss)			10,358,582
Realized gain distributions			7,988,767
Net change in unrealized appreciation (depreciation)			665,563
Net assets			$4,623,639
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.61	1,282	$4,624	1.25%	24.3%	12/31/2023	$3.77	0	$0	1.00%	24.6%	12/31/2023	$3.93	0	$0	0.75%	24.9%
12/31/2022	2.90	1,646	4,779	1.25%	-17.7%	12/31/2022	3.02	0	0	1.00%	-17.5%	12/31/2022	3.15	0	0	0.75%	-17.3%
12/31/2021	3.53	3,243	11,443	1.25%	20.9%	12/31/2021	3.66	0	0	1.00%	21.2%	12/31/2021	3.81	0	0	0.75%	21.5%
12/31/2020	2.92	4,558	13,298	1.25%	13.5%	12/31/2020	3.02	0	0	1.00%	13.8%	12/31/2020	3.13	0	0	0.75%	14.1%
12/31/2019	2.57	5,028	12,925	1.25%	26.0%	12/31/2019	2.66	0	0	1.00%	26.3%	12/31/2019	2.75	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.10	0	$0	0.50%	25.2%	12/31/2023	$4.28	0	$0	0.25%	25.5%	12/31/2023	$4.47	0	$0	0.00%	25.8%
12/31/2022	3.28	0	0	0.50%	-17.1%	12/31/2022	3.41	0	0	0.25%	-16.9%	12/31/2022	3.55	0	0	0.00%	-16.7%
12/31/2021	3.95	0	0	0.50%	21.8%	12/31/2021	4.11	0	0	0.25%	22.1%	12/31/2021	4.27	0	0	0.00%	22.4%
12/31/2020	3.25	0	0	0.50%	14.3%	12/31/2020	3.36	0	0	0.25%	14.6%	12/31/2020	3.48	0	0	0.00%	14.9%
12/31/2019	2.84	0	0	0.50%	26.9%	12/31/2019	2.93	0	0	0.25%	27.2%	12/31/2019	3.03	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.4%
2021	1.2%
2020	1.5%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R3 Class - 06-213

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,419,259	$4,520,246	76,687
Receivables: investments sold	45,510
Payables: investments purchased	-
Net assets	$5,464,769

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,539,856	1,325,218	$3.43
Band 100	924,913	258,625	3.58
Band 75	-	-	3.73
Band 50	-	-	3.90
Band 25	-	-	4.07
Band 0	-	-	4.25
Total	$5,464,769	1,583,843

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$46,686
Mortality & expense charges			(60,995)
Net investment income (loss)			(14,309)

Gain (loss) on investments:
Net realized gain (loss)			109,202
Realized gain distributions			245,560
Net change in unrealized appreciation (depreciation)			765,946
Net gain (loss)			1,120,708

Increase (decrease) in net assets from operations			$1,106,399

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,309)	$(10,146)
Net realized gain (loss)		109,202	266,372
Realized gain distributions		245,560	183,334
Net change in unrealized appreciation (depreciation)		765,946	(1,864,108)

Increase (decrease) in net assets from operations		1,106,399	(1,424,548)

Contract owner transactions:
Proceeds from units sold		495,114	611,757
Cost of units redeemed		(900,465)	(2,534,585)
Account charges		(3,212)	(2,628)
Increase (decrease)		(408,563)	(1,925,456)
Net increase (decrease)		697,836	(3,350,004)
Net assets, beginning		4,766,933	8,116,937
Net assets, ending		$5,464,769	$4,766,933

Units sold		167,126	226,565
Units redeemed		(295,179)	(909,282)
Net increase (decrease)		(128,053)	(682,717)
Units outstanding, beginning		1,711,896	2,394,613
Units outstanding, ending		1,583,843	1,711,896

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$45,307,758
Cost of units redeemed/account charges			(55,567,245)
Net investment income (loss)			91,645
Net realized gain (loss)			9,040,148
Realized gain distributions			5,693,450
Net change in unrealized appreciation (depreciation)			899,013
Net assets			$5,464,769
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.43	1,325	$4,540	1.25%	23.9%	12/31/2023	$3.58	259	$925	1.00%	24.2%	12/31/2023	$3.73	0	$0	0.75%	24.5%
12/31/2022	2.76	1,415	3,912	1.25%	-18.0%	12/31/2022	2.88	297	855	1.00%	-17.8%	12/31/2022	3.00	0	0	0.75%	-17.6%
12/31/2021	3.37	2,051	6,915	1.25%	20.6%	12/31/2021	3.50	343	1,202	1.00%	20.9%	12/31/2021	3.64	0	0	0.75%	21.2%
12/31/2020	2.80	2,435	6,808	1.25%	13.2%	12/31/2020	2.90	405	1,174	1.00%	13.4%	12/31/2020	3.00	0	0	0.75%	13.7%
12/31/2019	2.47	2,838	7,013	1.25%	25.6%	12/31/2019	2.55	472	1,207	1.00%	25.9%	12/31/2019	2.64	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.90	0	$0	0.50%	24.8%	12/31/2023	$4.07	0	$0	0.25%	25.1%	12/31/2023	$4.25	0	$0	0.00%	25.5%
12/31/2022	3.12	0	0	0.50%	-17.4%	12/31/2022	3.25	0	0	0.25%	-17.2%	12/31/2022	3.38	0	0	0.00%	-17.0%
12/31/2021	3.78	0	0	0.50%	21.5%	12/31/2021	3.92	0	0	0.25%	21.8%	12/31/2021	4.08	0	0	0.00%	22.1%
12/31/2020	3.11	3	10	0.50%	14.0%	12/31/2020	3.22	0	0	0.25%	14.3%	12/31/2020	3.34	0	0	0.00%	14.6%
12/31/2019	2.73	3	9	0.50%	26.5%	12/31/2019	2.82	0	0	0.25%	26.9%	12/31/2019	2.91	96	278	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.0%
2021	0.9%
2020	1.2%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R4 Class - 06-209

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$409,853	$435,162	37,998
Receivables: investments sold	67,023
Payables: investments purchased	-
Net assets	$476,876

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$476,876	422,715	$1.13
Band 100	-	-	1.18
Band 75	-	-	1.23
Band 50	-	-	1.28
Band 25	-	-	1.34
Band 0	-	-	1.40
Total	$476,876	422,715

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,129
Mortality & expense charges			(5,201)
Net investment income (loss)			8,928

Gain (loss) on investments:
Net realized gain (loss)			(8,683)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,935
Net gain (loss)			5,252

Increase (decrease) in net assets from operations			$14,180

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,928	$4,024
Net realized gain (loss)		(8,683)	(2,677)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		13,935	(45,820)

Increase (decrease) in net assets from operations		14,180	(44,473)

Contract owner transactions:
Proceeds from units sold		121,897	75,529
Cost of units redeemed		(109,844)	(64,985)
Account charges		(463)	(417)
Increase (decrease)		11,590	10,127
Net increase (decrease)		25,770	(34,346)
Net assets, beginning		451,106	485,452
Net assets, ending		$476,876	$451,106

Units sold		110,880	65,222
Units redeemed		(100,740)	(58,106)
Net increase (decrease)		10,140	7,116
Units outstanding, beginning		412,575	405,459
Units outstanding, ending		422,715	412,575

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,855,486
Cost of units redeemed/account charges			(4,375,533)
Net investment income (loss)			31,491
Net realized gain (loss)			(22,994)
Realized gain distributions			13,735
Net change in unrealized appreciation (depreciation)			(25,309)
Net assets			$476,876
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	423	$477	1.25%	3.2%	12/31/2023	$1.18	0	$0	1.00%	3.4%	12/31/2023	$1.23	0	$0	0.75%	3.7%
12/31/2022	1.09	413	451	1.25%	-8.7%	12/31/2022	1.14	0	0	1.00%	-8.4%	12/31/2022	1.19	0	0	0.75%	-8.2%
12/31/2021	1.20	405	485	1.25%	-2.1%	12/31/2021	1.24	0	0	1.00%	-1.8%	12/31/2021	1.29	0	0	0.75%	-1.6%
12/31/2020	1.22	393	481	1.25%	6.1%	12/31/2020	1.27	0	0	1.00%	6.3%	12/31/2020	1.31	0	0	0.75%	6.6%
12/31/2019	1.15	252	291	1.25%	3.3%	12/31/2019	1.19	0	0	1.00%	3.5%	12/31/2019	1.23	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	4.0%	12/31/2023	$1.34	0	$0	0.25%	4.2%	12/31/2023	$1.40	0	$0	0.00%	4.5%
12/31/2022	1.23	0	0	0.50%	-8.0%	12/31/2022	1.29	0	0	0.25%	-7.8%	12/31/2022	1.34	0	0	0.00%	-7.5%
12/31/2021	1.34	0	0	0.50%	-1.3%	12/31/2021	1.39	0	0	0.25%	-1.1%	12/31/2021	1.45	0	0	0.00%	-0.8%
12/31/2020	1.36	0	0	0.50%	6.9%	12/31/2020	1.41	0	0	0.25%	7.1%	12/31/2020	1.46	0	0	0.00%	7.4%
12/31/2019	1.27	0	0	0.50%	4.1%	12/31/2019	1.32	0	0	0.25%	4.3%	12/31/2019	1.36	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	2.1%
2021	1.0%
2020	1.3%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R3 Class - 06-186

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$171,744	$180,987	13,683
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$171,728

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,846	74,744	$1.08
Band 100	90,882	80,329	1.13
Band 75	-	-	1.18
Band 50	-	-	1.24
Band 25	-	-	1.29
Band 0	-	-	1.35
Total	$171,728	155,073

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,086
Mortality & expense charges			(2,200)
Net investment income (loss)			3,886

Gain (loss) on investments:
Net realized gain (loss)			(5,415)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,473
Net gain (loss)			1,058

Increase (decrease) in net assets from operations			$4,944

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,886	$1,794
Net realized gain (loss)		(5,415)	(8,176)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,473	(20,022)

Increase (decrease) in net assets from operations		4,944	(26,404)

Contract owner transactions:
Proceeds from units sold		22,550	45,457
Cost of units redeemed		(65,233)	(153,170)
Account charges		(115)	(145)
Increase (decrease)		(42,798)	(107,858)
Net increase (decrease)		(37,854)	(134,262)
Net assets, beginning		209,582	343,844
Net assets, ending		$171,728	$209,582

Units sold		22,202	42,651
Units redeemed		(61,679)	(139,024)
Net increase (decrease)		(39,477)	(96,373)
Units outstanding, beginning		194,550	290,923
Units outstanding, ending		155,073	194,550

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,034,241
Cost of units redeemed/account charges			(6,013,463)
Net investment income (loss)			103,747
Net realized gain (loss)			35,905
Realized gain distributions			20,541
Net change in unrealized appreciation (depreciation)			(9,243)
Net assets			$171,728
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	75	$81	1.25%	2.9%	12/31/2023	$1.13	80	$91	1.00%	3.1%	12/31/2023	$1.18	0	$0	0.75%	3.4%
12/31/2022	1.05	84	89	1.25%	-8.9%	12/31/2022	1.10	110	121	1.00%	-8.7%	12/31/2022	1.14	0	0	0.75%	-8.5%
12/31/2021	1.15	123	142	1.25%	-2.4%	12/31/2021	1.20	168	201	1.00%	-2.1%	12/31/2021	1.25	0	0	0.75%	-1.9%
12/31/2020	1.18	143	169	1.25%	5.7%	12/31/2020	1.23	200	246	1.00%	6.0%	12/31/2020	1.27	0	0	0.75%	6.3%
12/31/2019	1.12	152	170	1.25%	3.0%	12/31/2019	1.16	358	415	1.00%	3.2%	12/31/2019	1.20	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	3.6%	12/31/2023	$1.29	0	$0	0.25%	3.9%	12/31/2023	$1.35	0	$0	0.00%	4.2%
12/31/2022	1.19	0	0	0.50%	-8.3%	12/31/2022	1.25	0	0	0.25%	-8.0%	12/31/2022	1.30	0	0	0.00%	-7.8%
12/31/2021	1.30	0	0	0.50%	-1.6%	12/31/2021	1.36	0	0	0.25%	-1.4%	12/31/2021	1.41	0	0	0.00%	-1.1%
12/31/2020	1.32	0	0	0.50%	6.5%	12/31/2020	1.37	0	0	0.25%	6.8%	12/31/2020	1.43	0	0	0.00%	7.1%
12/31/2019	1.24	0	0	0.50%	3.7%	12/31/2019	1.29	0	0	0.25%	4.0%	12/31/2019	1.33	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	1.7%
2021	0.7%
2020	0.9%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R4 Class - 06-503

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,692,741	$7,253,379	140,199
Receivables: investments sold	1,405
Payables: investments purchased	-
Net assets	$7,694,146

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,694,146	2,529,515	$3.04
Band 100	-	-	3.14
Band 75	-	-	3.24
Band 50	-	-	3.34
Band 25	-	-	3.45
Band 0	-	-	3.56
Total	$7,694,146	2,529,515

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$67,630
Mortality & expense charges			(90,839)
Net investment income (loss)			(23,209)

Gain (loss) on investments:
Net realized gain (loss)			20,632
Realized gain distributions			326,081
Net change in unrealized appreciation (depreciation)			1,200,192
Net gain (loss)			1,546,905

Increase (decrease) in net assets from operations			$1,523,696

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,209)	$(50,997)
Net realized gain (loss)		20,632	(63,450)
Realized gain distributions		326,081	220,630
Net change in unrealized appreciation (depreciation)		1,200,192	(3,035,251)

Increase (decrease) in net assets from operations		1,523,696	(2,929,068)

Contract owner transactions:
Proceeds from units sold		1,339,751	1,307,747
Cost of units redeemed		(1,999,749)	(2,250,362)
Account charges		(5,206)	(4,540)
Increase (decrease)		(665,204)	(947,155)
Net increase (decrease)		858,492	(3,876,223)
Net assets, beginning		6,835,654	10,711,877
Net assets, ending		$7,694,146	$6,835,654

Units sold		488,964	485,737
Units redeemed		(724,241)	(892,776)
Net increase (decrease)		(235,277)	(407,039)
Units outstanding, beginning		2,764,792	3,171,831
Units outstanding, ending		2,529,515	2,764,792

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$35,306,650
Cost of units redeemed/account charges			(35,510,183)
Net investment income (loss)			(541,205)
Net realized gain (loss)			3,959,608
Realized gain distributions			4,039,914
Net change in unrealized appreciation (depreciation)			439,362
Net assets			$7,694,146
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.04	2,530	$7,694	1.25%	23.0%	12/31/2023	$3.14	0	$0	1.00%	23.3%	12/31/2023	$3.24	0	$0	0.75%	23.6%
12/31/2022	2.47	2,765	6,836	1.25%	-26.8%	12/31/2022	2.54	0	0	1.00%	-26.6%	12/31/2022	2.62	0	0	0.75%	-26.4%
12/31/2021	3.38	3,172	10,712	1.25%	16.2%	12/31/2021	3.47	0	0	1.00%	16.5%	12/31/2021	3.56	0	0	0.75%	16.8%
12/31/2020	2.91	4,408	12,807	1.25%	31.7%	12/31/2020	2.98	0	0	1.00%	32.0%	12/31/2020	3.05	0	0	0.75%	32.3%
12/31/2019	2.21	3,346	7,383	1.25%	28.4%	12/31/2019	2.25	0	0	1.00%	28.7%	12/31/2019	2.30	0	0	0.75%	29.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.34	0	$0	0.50%	24.0%	12/31/2023	$3.45	0	$0	0.25%	24.3%	12/31/2023	$3.56	0	$0	0.00%	24.6%
12/31/2022	2.70	0	0	0.50%	-26.2%	12/31/2022	2.77	0	0	0.25%	-26.1%	12/31/2022	2.86	0	0	0.00%	-25.9%
12/31/2021	3.65	0	0	0.50%	17.1%	12/31/2021	3.75	0	0	0.25%	17.4%	12/31/2021	3.85	0	0	0.00%	17.7%
12/31/2020	3.12	0	0	0.50%	32.7%	12/31/2020	3.20	0	0	0.25%	33.0%	12/31/2020	3.27	0	0	0.00%	33.3%
12/31/2019	2.35	0	0	0.50%	29.4%	12/31/2019	2.40	0	0	0.25%	29.7%	12/31/2019	2.45	0	0	0.00%	30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.6%
2021	0.2%
2020	0.1%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R3 Class - 06-502

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,385,651	$2,368,575	44,140
Receivables: investments sold	4,996
Payables: investments purchased	-
Net assets	$2,390,647

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,390,647	816,417	$2.93
Band 100	-	-	3.02
Band 75	-	-	3.12
Band 50	-	-	3.22
Band 25	-	-	3.32
Band 0	-	-	3.42
Total	$2,390,647	816,417

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,831
Mortality & expense charges			(26,196)
Net investment income (loss)			(11,365)

Gain (loss) on investments:
Net realized gain (loss)			(29,214)
Realized gain distributions			103,783
Net change in unrealized appreciation (depreciation)			371,390
Net gain (loss)			445,959

Increase (decrease) in net assets from operations			$434,594

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,365)	$(20,152)
Net realized gain (loss)		(29,214)	(51,296)
Realized gain distributions		103,783	65,074
Net change in unrealized appreciation (depreciation)		371,390	(799,872)

Increase (decrease) in net assets from operations		434,594	(806,246)

Contract owner transactions:
Proceeds from units sold		389,530	545,303
Cost of units redeemed		(372,319)	(820,701)
Account charges		(1,184)	(2,685)
Increase (decrease)		16,027	(278,083)
Net increase (decrease)		450,621	(1,084,329)
Net assets, beginning		1,940,026	3,024,355
Net assets, ending		$2,390,647	$1,940,026

Units sold		146,752	212,091
Units redeemed		(142,975)	(324,094)
Net increase (decrease)		3,777	(112,003)
Units outstanding, beginning		812,640	924,643
Units outstanding, ending		816,417	812,640

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,027,531
Cost of units redeemed/account charges			(14,445,870)
Net investment income (loss)			(285,435)
Net realized gain (loss)			1,399,026
Realized gain distributions			1,678,319
Net change in unrealized appreciation (depreciation)			17,076
Net assets			$2,390,647
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.93	816	$2,391	1.25%	22.7%	12/31/2023	$3.02	0	$0	1.00%	23.0%	12/31/2023	$3.12	0	$0	0.75%	23.3%
12/31/2022	2.39	813	1,940	1.25%	-27.0%	12/31/2022	2.46	0	0	1.00%	-26.8%	12/31/2022	2.53	0	0	0.75%	-26.6%
12/31/2021	3.27	925	3,024	1.25%	15.9%	12/31/2021	3.36	0	0	1.00%	16.2%	12/31/2021	3.45	0	0	0.75%	16.5%
12/31/2020	2.82	948	2,676	1.25%	31.3%	12/31/2020	2.89	0	0	1.00%	31.6%	12/31/2020	2.96	0	0	0.75%	32.0%
12/31/2019	2.15	1,514	3,254	1.25%	28.0%	12/31/2019	2.20	0	0	1.00%	28.3%	12/31/2019	2.24	0	0	0.75%	28.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.22	0	$0	0.50%	23.6%	12/31/2023	$3.32	0	$0	0.25%	23.9%	12/31/2023	$3.42	0	$0	0.00%	24.2%
12/31/2022	2.60	0	0	0.50%	-26.5%	12/31/2022	2.68	0	0	0.25%	-26.3%	12/31/2022	2.76	0	0	0.00%	-26.1%
12/31/2021	3.54	0	0	0.50%	16.8%	12/31/2021	3.63	0	0	0.25%	17.0%	12/31/2021	3.73	0	0	0.00%	17.3%
12/31/2020	3.03	0	0	0.50%	32.3%	12/31/2020	3.10	0	0	0.25%	32.6%	12/31/2020	3.18	2	6	0.00%	32.9%
12/31/2019	2.29	0	0	0.50%	29.0%	12/31/2019	2.34	0	0	0.25%	29.3%	12/31/2019	2.39	1	3	0.00%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.3%
2021	0.0%
2020	0.0%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R4 Class - 06-689

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,042,528	$1,920,180	27,718
Receivables: investments sold	22,492
Payables: investments purchased	-
Net assets	$2,065,020

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,016,363	1,092,257	$1.85
Band 100	-	-	1.90
Band 75	-	-	1.96
Band 50	-	-	2.01
Band 25	-	-	2.07
Band 0	48,657	22,800	2.13
Total	$2,065,020	1,115,057

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$26,273
Mortality & expense charges			(23,878)
Net investment income (loss)			2,395

Gain (loss) on investments:
Net realized gain (loss)			13,692
Realized gain distributions			24,362
Net change in unrealized appreciation (depreciation)			223,893
Net gain (loss)			261,947

Increase (decrease) in net assets from operations			$264,342

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,395	$(9,660)
Net realized gain (loss)		13,692	64,375
Realized gain distributions		24,362	-
Net change in unrealized appreciation (depreciation)		223,893	(732,805)

Increase (decrease) in net assets from operations		264,342	(678,090)

Contract owner transactions:
Proceeds from units sold		626,921	545,051
Cost of units redeemed		(545,607)	(1,295,461)
Account charges		(4,084)	(4,052)
Increase (decrease)		77,230	(754,462)
Net increase (decrease)		341,572	(1,432,552)
Net assets, beginning		1,723,448	3,156,000
Net assets, ending		$2,065,020	$1,723,448

Units sold		364,656	312,079
Units redeemed		(312,890)	(751,459)
Net increase (decrease)		51,766	(439,380)
Units outstanding, beginning		1,063,291	1,502,671
Units outstanding, ending		1,115,057	1,063,291

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$44,422,827
Cost of units redeemed/account charges			(49,249,492)
Net investment income (loss)			(349,623)
Net realized gain (loss)			5,774,702
Realized gain distributions			1,344,258
Net change in unrealized appreciation (depreciation)			122,348
Net assets			$2,065,020
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	1,092	$2,016	1.25%	14.4%	12/31/2023	$1.90	0	$0	1.00%	14.7%	12/31/2023	$1.96	0	$0	0.75%	14.9%
12/31/2022	1.61	1,031	1,665	1.25%	-23.0%	12/31/2022	1.66	0	0	1.00%	-22.8%	12/31/2022	1.70	0	0	0.75%	-22.6%
12/31/2021	2.10	1,480	3,102	1.25%	3.5%	12/31/2021	2.15	0	0	1.00%	3.7%	12/31/2021	2.20	0	0	0.75%	4.0%
12/31/2020	2.03	5,145	10,423	1.25%	23.3%	12/31/2020	2.07	0	0	1.00%	23.6%	12/31/2020	2.12	0	0	0.75%	23.9%
12/31/2019	1.64	7,567	12,433	1.25%	26.0%	12/31/2019	1.67	0	0	1.00%	26.3%	12/31/2019	1.71	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	0	$0	0.50%	15.2%	12/31/2023	$2.07	0	$0	0.25%	15.5%	12/31/2023	$2.13	23	$49	0.00%	15.8%
12/31/2022	1.75	0	0	0.50%	-22.4%	12/31/2022	1.79	0	0	0.25%	-22.2%	12/31/2022	1.84	32	59	0.00%	-22.0%
12/31/2021	2.25	0	0	0.50%	4.2%	12/31/2021	2.31	0	0	0.25%	4.5%	12/31/2021	2.36	23	54	0.00%	4.8%
12/31/2020	2.16	0	0	0.50%	24.2%	12/31/2020	2.21	0	0	0.25%	24.5%	12/31/2020	2.26	19	42	0.00%	24.9%
12/31/2019	1.74	0	0	0.50%	26.9%	12/31/2019	1.77	0	0	0.25%	27.2%	12/31/2019	1.81	15	27	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.7%
2021	0.2%
2020	0.1%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R3 Class - 06-691

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$818,733	$771,195	11,136
Receivables: investments sold	2,473
Payables: investments purchased	-
Net assets	$821,206

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$821,206	461,462	$1.78
Band 100	-	-	1.83
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	2.00
Band 0	-	-	2.06
Total	$821,206	461,462

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,530
Mortality & expense charges			(9,096)
Net investment income (loss)			(566)

Gain (loss) on investments:
Net realized gain (loss)			2,536
Realized gain distributions			9,912
Net change in unrealized appreciation (depreciation)			85,721
Net gain (loss)			98,169

Increase (decrease) in net assets from operations			$97,603

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(566)	$(4,677)
Net realized gain (loss)		2,536	(1,120)
Realized gain distributions		9,912	-
Net change in unrealized appreciation (depreciation)		85,721	(202,173)

Increase (decrease) in net assets from operations		97,603	(207,970)

Contract owner transactions:
Proceeds from units sold		170,533	162,634
Cost of units redeemed		(101,507)	(183,014)
Account charges		(752)	(986)
Increase (decrease)		68,274	(21,366)
Net increase (decrease)		165,877	(229,336)
Net assets, beginning		655,329	884,665
Net assets, ending		$821,206	$655,329

Units sold		107,233	99,619
Units redeemed		(65,733)	(114,882)
Net increase (decrease)		41,500	(15,263)
Units outstanding, beginning		419,962	435,225
Units outstanding, ending		461,462	419,962

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,544,405
Cost of units redeemed/account charges			(2,046,679)
Net investment income (loss)			(44,650)
Net realized gain (loss)			204,724
Realized gain distributions			115,868
Net change in unrealized appreciation (depreciation)			47,538
Net assets			$821,206
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	461	$821	1.25%	14.0%	12/31/2023	$1.83	0	$0	1.00%	14.3%	12/31/2023	$1.89	0	$0	0.75%	14.6%
12/31/2022	1.56	420	655	1.25%	-23.2%	12/31/2022	1.60	0	0	1.00%	-23.0%	12/31/2022	1.65	0	0	0.75%	-22.8%
12/31/2021	2.03	435	885	1.25%	3.2%	12/31/2021	2.08	0	0	1.00%	3.4%	12/31/2021	2.13	0	0	0.75%	3.7%
12/31/2020	1.97	472	929	1.25%	22.9%	12/31/2020	2.01	0	0	1.00%	23.2%	12/31/2020	2.06	0	0	0.75%	23.5%
12/31/2019	1.60	476	762	1.25%	25.6%	12/31/2019	1.63	0	0	1.00%	25.9%	12/31/2019	1.67	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	0	$0	0.50%	14.9%	12/31/2023	$2.00	0	$0	0.25%	15.2%	12/31/2023	$2.06	0	$0	0.00%	15.5%
12/31/2022	1.69	0	0	0.50%	-22.7%	12/31/2022	1.74	0	0	0.25%	-22.5%	12/31/2022	1.78	0	0	0.00%	-22.3%
12/31/2021	2.18	0	0	0.50%	3.9%	12/31/2021	2.24	0	0	0.25%	4.2%	12/31/2021	2.29	0	0	0.00%	4.4%
12/31/2020	2.10	0	0	0.50%	23.9%	12/31/2020	2.15	0	0	0.25%	24.2%	12/31/2020	2.19	0	0	0.00%	24.5%
12/31/2019	1.70	0	0	0.50%	26.5%	12/31/2019	1.73	0	0	0.25%	26.8%	12/31/2019	1.76	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.6%
2021	0.1%
2020	0.0%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R4 Class - 06-332

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$793,467	$752,783	12,069
Receivables: investments sold	-
Payables: investments purchased	(1,004)
Net assets	$792,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$792,463	362,588	$2.19
Band 100	-	-	2.28
Band 75	-	-	2.37
Band 50	-	-	2.47
Band 25	-	-	2.57
Band 0	-	-	2.67
Total	$792,463	362,588

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,328
Mortality & expense charges			(9,645)
Net investment income (loss)			(4,317)

Gain (loss) on investments:
Net realized gain (loss)			(25,096)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			151,475
Net gain (loss)			126,379

Increase (decrease) in net assets from operations			$122,062

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,317)	$(13,072)
Net realized gain (loss)		(25,096)	(20,398)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		151,475	(409,523)

Increase (decrease) in net assets from operations		122,062	(442,993)

Contract owner transactions:
Proceeds from units sold		115,392	158,967
Cost of units redeemed		(313,052)	(261,816)
Account charges		(36)	(28)
Increase (decrease)		(197,696)	(102,877)
Net increase (decrease)		(75,634)	(545,870)
Net assets, beginning		868,097	1,413,967
Net assets, ending		$792,463	$868,097

Units sold		58,188	79,173
Units redeemed		(162,014)	(138,798)
Net increase (decrease)		(103,826)	(59,625)
Units outstanding, beginning		466,414	526,039
Units outstanding, ending		362,588	466,414

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,601,104
Cost of units redeemed/account charges			(9,554,700)
Net investment income (loss)			(205,156)
Net realized gain (loss)			1,139,032
Realized gain distributions			771,499
Net change in unrealized appreciation (depreciation)			40,684
Net assets			$792,463
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.19	363	$792	1.25%	17.4%	12/31/2023	$2.28	0	$0	1.00%	17.7%	12/31/2023	$2.37	0	$0	0.75%	18.0%
12/31/2022	1.86	466	868	1.25%	-30.8%	12/31/2022	1.93	0	0	1.00%	-30.6%	12/31/2022	2.01	0	0	0.75%	-30.4%
12/31/2021	2.69	526	1,414	1.25%	8.9%	12/31/2021	2.78	0	0	1.00%	9.2%	12/31/2021	2.88	0	0	0.75%	9.5%
12/31/2020	2.47	1,165	2,876	1.25%	35.8%	12/31/2020	2.55	0	0	1.00%	36.1%	12/31/2020	2.64	0	0	0.75%	36.4%
12/31/2019	1.82	1,308	2,378	1.25%	29.2%	12/31/2019	1.87	0	0	1.00%	29.5%	12/31/2019	1.93	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.47	0	$0	0.50%	18.3%	12/31/2023	$2.57	0	$0	0.25%	18.6%	12/31/2023	$2.67	0	$0	0.00%	18.9%
12/31/2022	2.08	0	0	0.50%	-30.2%	12/31/2022	2.17	0	0	0.25%	-30.1%	12/31/2022	2.25	0	0	0.00%	-29.9%
12/31/2021	2.99	0	0	0.50%	9.7%	12/31/2021	3.10	0	0	0.25%	10.0%	12/31/2021	3.21	0	0	0.00%	10.3%
12/31/2020	2.72	0	0	0.50%	36.8%	12/31/2020	2.81	0	0	0.25%	37.1%	12/31/2020	2.91	0	0	0.00%	37.5%
12/31/2019	1.99	0	0	0.50%	30.2%	12/31/2019	2.05	0	0	0.25%	30.5%	12/31/2019	2.12	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R3 Class - 06-333

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,150,317	$1,060,725	18,621
Receivables: investments sold	892
Payables: investments purchased	-
Net assets	$1,151,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,038,756	500,830	$2.07
Band 100	112,453	52,075	2.16
Band 75	-	-	2.25
Band 50	-	-	2.34
Band 25	-	-	2.44
Band 0	-	-	2.54
Total	$1,151,209	552,905

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,825
Mortality & expense charges			(11,718)
Net investment income (loss)			(6,893)

Gain (loss) on investments:
Net realized gain (loss)			1,468
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			156,493
Net gain (loss)			157,961

Increase (decrease) in net assets from operations			$151,068

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,893)	$(15,093)
Net realized gain (loss)		1,468	29,705
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		156,493	(624,252)

Increase (decrease) in net assets from operations		151,068	(609,640)

Contract owner transactions:
Proceeds from units sold		210,986	93,623
Cost of units redeemed		(102,794)	(666,100)
Account charges		(83)	(180)
Increase (decrease)		108,109	(572,657)
Net increase (decrease)		259,177	(1,182,297)
Net assets, beginning		892,032	2,074,329
Net assets, ending		$1,151,209	$892,032

Units sold		104,965	48,793
Units redeemed		(52,530)	(353,697)
Net increase (decrease)		52,435	(304,904)
Units outstanding, beginning		500,470	805,374
Units outstanding, ending		552,905	500,470

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,226,527
Cost of units redeemed/account charges			(7,857,894)
Net investment income (loss)			(238,997)
Net realized gain (loss)			966,623
Realized gain distributions			965,358
Net change in unrealized appreciation (depreciation)			89,592
Net assets			$1,151,209
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.07	501	$1,039	1.25%	17.1%	12/31/2023	$2.16	52	$112	1.00%	17.4%	12/31/2023	$2.25	0	$0	0.75%	17.6%
12/31/2022	1.77	422	748	1.25%	-31.0%	12/31/2022	1.84	78	144	1.00%	-30.8%	12/31/2022	1.91	0	0	0.75%	-30.6%
12/31/2021	2.57	725	1,861	1.25%	8.6%	12/31/2021	2.66	80	214	1.00%	8.9%	12/31/2021	2.75	0	0	0.75%	9.1%
12/31/2020	2.36	849	2,007	1.25%	35.4%	12/31/2020	2.44	108	263	1.00%	35.7%	12/31/2020	2.52	0	0	0.75%	36.0%
12/31/2019	1.75	928	1,621	1.25%	28.8%	12/31/2019	1.80	137	247	1.00%	29.1%	12/31/2019	1.86	0	0	0.75%	29.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.34	0	$0	0.50%	17.9%	12/31/2023	$2.44	0	$0	0.25%	18.2%	12/31/2023	$2.54	0	$0	0.00%	18.5%
12/31/2022	1.98	0	0	0.50%	-30.4%	12/31/2022	2.06	0	0	0.25%	-30.3%	12/31/2022	2.14	0	0	0.00%	-30.1%
12/31/2021	2.85	0	0	0.50%	9.4%	12/31/2021	2.96	0	0	0.25%	9.7%	12/31/2021	3.06	0	0	0.00%	9.9%
12/31/2020	2.61	0	0	0.50%	36.4%	12/31/2020	2.70	0	0	0.25%	36.7%	12/31/2020	2.79	34	93	0.00%	37.1%
12/31/2019	1.91	0	0	0.50%	29.8%	12/31/2019	1.97	0	0	0.25%	30.1%	12/31/2019	2.03	31	62	0.00%	30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R4 Class - 06-216

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,176,997	$13,702,982	258,151
Receivables: investments sold	-
Payables: investments purchased	(63,181)
Net assets	$16,113,816

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,113,816	4,052,825	$3.98
Band 100	-	-	4.15
Band 75	-	-	4.33
Band 50	-	-	4.52
Band 25	-	-	4.72
Band 0	-	-	4.93
Total	$16,113,816	4,052,825

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$78,793
Mortality & expense charges			(186,544)
Net investment income (loss)			(107,751)

Gain (loss) on investments:
Net realized gain (loss)			284,818
Realized gain distributions			1,034,471
Net change in unrealized appreciation (depreciation)			3,306,499
Net gain (loss)			4,625,788

Increase (decrease) in net assets from operations			$4,518,037

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(107,751)	$(192,266)
Net realized gain (loss)		284,818	786,265
Realized gain distributions		1,034,471	509,662
Net change in unrealized appreciation (depreciation)		3,306,499	(8,856,373)

Increase (decrease) in net assets from operations		4,518,037	(7,752,712)

Contract owner transactions:
Proceeds from units sold		1,660,665	2,065,013
Cost of units redeemed		(4,221,505)	(6,126,806)
Account charges		(9,645)	(11,186)
Increase (decrease)		(2,570,485)	(4,072,979)
Net increase (decrease)		1,947,552	(11,825,691)
Net assets, beginning		14,166,264	25,991,955
Net assets, ending		$16,113,816	$14,166,264

Units sold		487,242	630,052
Units redeemed		(1,261,292)	(1,860,733)
Net increase (decrease)		(774,050)	(1,230,681)
Units outstanding, beginning		4,826,875	6,057,556
Units outstanding, ending		4,052,825	4,826,875

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$133,914,657
Cost of units redeemed/account charges			(160,540,106)
Net investment income (loss)			(2,772,068)
Net realized gain (loss)			20,483,354
Realized gain distributions			22,553,964
Net change in unrealized appreciation (depreciation)			2,474,015
Net assets			$16,113,816
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.98	4,053	$16,114	1.25%	35.5%	12/31/2023	$4.15	0	$0	1.00%	35.8%	12/31/2023	$4.33	0	$0	0.75%	36.1%
12/31/2022	2.93	4,827	14,166	1.25%	-31.6%	12/31/2022	3.06	0	0	1.00%	-31.4%	12/31/2022	3.18	0	0	0.75%	-31.3%
12/31/2021	4.29	6,058	25,992	1.25%	17.8%	12/31/2021	4.46	0	0	1.00%	18.1%	12/31/2021	4.63	0	0	0.75%	18.4%
12/31/2020	3.64	6,971	25,394	1.25%	36.1%	12/31/2020	3.77	0	0	1.00%	36.4%	12/31/2020	3.91	0	0	0.75%	36.8%
12/31/2019	2.68	8,082	21,635	1.25%	26.5%	12/31/2019	2.77	0	0	1.00%	26.8%	12/31/2019	2.86	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.52	0	$0	0.50%	36.5%	12/31/2023	$4.72	0	$0	0.25%	36.8%	12/31/2023	$4.93	0	$0	0.00%	37.2%
12/31/2022	3.31	0	0	0.50%	-31.1%	12/31/2022	3.45	0	0	0.25%	-30.9%	12/31/2022	3.59	0	0	0.00%	-30.7%
12/31/2021	4.81	0	0	0.50%	18.7%	12/31/2021	4.99	0	0	0.25%	19.0%	12/31/2021	5.19	0	0	0.00%	19.3%
12/31/2020	4.05	0	0	0.50%	37.1%	12/31/2020	4.20	0	0	0.25%	37.5%	12/31/2020	4.35	0	0	0.00%	37.8%
12/31/2019	2.96	0	0	0.50%	27.5%	12/31/2019	3.05	0	0	0.25%	27.8%	12/31/2019	3.16	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.2%
2021	0.0%
2020	0.2%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R3 Class - 06-179

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,139,078	$9,300,014	181,235
Receivables: investments sold	-
Payables: investments purchased	(40,236)
Net assets	$11,098,842

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,527,534	2,412,841	$3.95
Band 100	1,571,308	380,437	4.13
Band 75	-	-	4.32
Band 50	-	-	4.52
Band 25	-	-	4.73
Band 0	-	-	4.94
Total	$11,098,842	2,793,278

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$30,738
Mortality & expense charges			(122,695)
Net investment income (loss)			(91,957)

Gain (loss) on investments:
Net realized gain (loss)			257,888
Realized gain distributions			708,876
Net change in unrealized appreciation (depreciation)			2,172,109
Net gain (loss)			3,138,873

Increase (decrease) in net assets from operations			$3,046,916

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(91,957)	$(150,353)
Net realized gain (loss)		257,888	651,543
Realized gain distributions		708,876	342,607
Net change in unrealized appreciation (depreciation)		2,172,109	(6,303,761)

Increase (decrease) in net assets from operations		3,046,916	(5,459,964)

Contract owner transactions:
Proceeds from units sold		1,159,805	1,369,794
Cost of units redeemed		(2,554,564)	(4,555,339)
Account charges		(6,134)	(8,285)
Increase (decrease)		(1,400,893)	(3,193,830)
Net increase (decrease)		1,646,023	(8,653,794)
Net assets, beginning		9,452,819	18,106,613
Net assets, ending		$11,098,842	$9,452,819

Units sold		334,355	476,700
Units redeemed		(754,013)	(1,464,722)
Net increase (decrease)		(419,658)	(988,022)
Units outstanding, beginning		3,212,936	4,200,958
Units outstanding, ending		2,793,278	3,212,936

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$73,701,796
Cost of units redeemed/account charges			(90,818,920)
Net investment income (loss)			(2,501,410)
Net realized gain (loss)			15,663,097
Realized gain distributions			13,215,215
Net change in unrealized appreciation (depreciation)			1,839,064
Net assets			$11,098,842
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.95	2,413	$9,528	1.25%	35.1%	12/31/2023	$4.13	380	$1,571	1.00%	35.4%	12/31/2023	$4.32	0	$0	0.75%	35.7%
12/31/2022	2.92	2,743	8,020	1.25%	-31.8%	12/31/2022	3.05	470	1,432	1.00%	-31.6%	12/31/2022	3.18	0	0	0.75%	-31.5%
12/31/2021	4.29	3,649	15,642	1.25%	17.5%	12/31/2021	4.46	552	2,464	1.00%	17.7%	12/31/2021	4.64	0	0	0.75%	18.0%
12/31/2020	3.65	4,295	15,676	1.25%	35.7%	12/31/2020	3.79	587	2,223	1.00%	36.0%	12/31/2020	3.93	0	0	0.75%	36.4%
12/31/2019	2.69	5,231	14,071	1.25%	26.1%	12/31/2019	2.79	635	1,768	1.00%	26.4%	12/31/2019	2.89	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.52	0	$0	0.50%	36.1%	12/31/2023	$4.73	0	$0	0.25%	36.4%	12/31/2023	$4.94	0	$0	0.00%	36.8%
12/31/2022	3.32	0	0	0.50%	-31.3%	12/31/2022	3.46	0	0	0.25%	-31.1%	12/31/2022	3.62	0	0	0.00%	-30.9%
12/31/2021	4.83	0	0	0.50%	18.3%	12/31/2021	5.03	0	0	0.25%	18.6%	12/31/2021	5.24	0	0	0.00%	18.9%
12/31/2020	4.08	2	9	0.50%	36.7%	12/31/2020	4.24	0	0	0.25%	37.0%	12/31/2020	4.40	0	0	0.00%	37.4%
12/31/2019	2.99	3	7	0.50%	27.1%	12/31/2019	3.09	0	0	0.25%	27.4%	12/31/2019	3.20	423	1,355	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R4 Class - 06-448

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,172,226	$6,995,313	143,896
Receivables: investments sold	-
Payables: investments purchased	(1,756)
Net assets	$8,170,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,170,470	1,968,753	$4.15
Band 100	-	-	4.30
Band 75	-	-	4.45
Band 50	-	-	4.61
Band 25	-	-	4.78
Band 0	-	-	4.95
Total	$8,170,470	1,968,753

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$143,071
Mortality & expense charges			(103,483)
Net investment income (loss)			39,588

Gain (loss) on investments:
Net realized gain (loss)			254,155
Realized gain distributions			369,737
Net change in unrealized appreciation (depreciation)			498,235
Net gain (loss)			1,122,127

Increase (decrease) in net assets from operations			$1,161,715

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,588	$70,626
Net realized gain (loss)		254,155	915,723
Realized gain distributions		369,737	625,953
Net change in unrealized appreciation (depreciation)		498,235	(3,995,174)

Increase (decrease) in net assets from operations		1,161,715	(2,382,872)

Contract owner transactions:
Proceeds from units sold		671,025	1,839,575
Cost of units redeemed		(3,032,772)	(10,317,089)
Account charges		(4,948)	(8,726)
Increase (decrease)		(2,366,695)	(8,486,240)
Net increase (decrease)		(1,204,980)	(10,869,112)
Net assets, beginning		9,375,450	20,244,562
Net assets, ending		$8,170,470	$9,375,450

Units sold		189,840	509,413
Units redeemed		(818,769)	(2,993,403)
Net increase (decrease)		(628,929)	(2,483,990)
Units outstanding, beginning		2,597,682	5,081,672
Units outstanding, ending		1,968,753	2,597,682

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$86,980,750
Cost of units redeemed/account charges			(105,293,466)
Net investment income (loss)			1,711,445
Net realized gain (loss)			11,589,894
Realized gain distributions			12,004,934
Net change in unrealized appreciation (depreciation)			1,176,913
Net assets			$8,170,470
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.15	1,969	$8,170	1.25%	15.7%	12/31/2023	$4.30	0	$0	1.00%	16.0%	12/31/2023	$4.45	0	$0	0.75%	16.3%
12/31/2022	3.59	2,503	8,975	1.25%	-9.6%	12/31/2022	3.70	0	0	1.00%	-9.4%	12/31/2022	3.83	0	0	0.75%	-9.2%
12/31/2021	3.97	4,960	19,684	1.25%	26.8%	12/31/2021	4.09	0	0	1.00%	27.2%	12/31/2021	4.21	0	0	0.75%	27.5%
12/31/2020	3.13	12,018	37,602	1.25%	6.4%	12/31/2020	3.22	0	0	1.00%	6.6%	12/31/2020	3.31	0	0	0.75%	6.9%
12/31/2019	2.94	14,264	41,956	1.25%	23.9%	12/31/2019	3.02	0	0	1.00%	24.2%	12/31/2019	3.09	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.61	0	$0	0.50%	16.6%	12/31/2023	$4.78	0	$0	0.25%	16.9%	12/31/2023	$4.95	0	$0	0.00%	17.2%
12/31/2022	3.95	0	0	0.50%	-9.0%	12/31/2022	4.09	0	0	0.25%	-8.7%	12/31/2022	4.22	95	400	0.00%	-8.5%
12/31/2021	4.34	0	0	0.50%	27.8%	12/31/2021	4.48	0	0	0.25%	28.1%	12/31/2021	4.61	122	561	0.00%	28.4%
12/31/2020	3.40	0	0	0.50%	7.2%	12/31/2020	3.49	0	0	0.25%	7.4%	12/31/2020	3.59	105	378	0.00%	7.7%
12/31/2019	3.17	0	0	0.50%	24.9%	12/31/2019	3.25	0	0	0.25%	25.2%	12/31/2019	3.33	1,682	5,608	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.7%
2021	1.5%
2020	1.6%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R3 Class - 06-449

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,513,308	$2,217,106	44,489
Receivables: investments sold	2,137
Payables: investments purchased	-
Net assets	$2,515,445

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,515,445	632,424	$3.98
Band 100	-	-	4.12
Band 75	-	-	4.27
Band 50	-	-	4.42
Band 25	-	-	4.58
Band 0	-	-	4.74
Total	$2,515,445	632,424

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33,390
Mortality & expense charges			(28,685)
Net investment income (loss)			4,705

Gain (loss) on investments:
Net realized gain (loss)			51,034
Realized gain distributions			109,229
Net change in unrealized appreciation (depreciation)			177,175
Net gain (loss)			337,438

Increase (decrease) in net assets from operations			$342,143

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,705	$5,106
Net realized gain (loss)		51,034	241,286
Realized gain distributions		109,229	120,437
Net change in unrealized appreciation (depreciation)		177,175	(770,804)

Increase (decrease) in net assets from operations		342,143	(403,975)

Contract owner transactions:
Proceeds from units sold		335,117	626,190
Cost of units redeemed		(541,010)	(1,757,597)
Account charges		(2,097)	(1,848)
Increase (decrease)		(207,990)	(1,133,255)
Net increase (decrease)		134,153	(1,537,230)
Net assets, beginning		2,381,292	3,918,522
Net assets, ending		$2,515,445	$2,381,292

Units sold		95,519	177,957
Units redeemed		(153,988)	(511,228)
Net increase (decrease)		(58,469)	(333,271)
Units outstanding, beginning		690,893	1,024,164
Units outstanding, ending		632,424	690,893

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,683,135
Cost of units redeemed/account charges			(19,566,673)
Net investment income (loss)			213,928
Net realized gain (loss)			1,768,047
Realized gain distributions			2,120,806
Net change in unrealized appreciation (depreciation)			296,202
Net assets			$2,515,445
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.98	632	$2,515	1.25%	15.4%	12/31/2023	$4.12	0	$0	1.00%	15.7%	12/31/2023	$4.27	0	$0	0.75%	16.0%
12/31/2022	3.45	691	2,381	1.25%	-9.9%	12/31/2022	3.56	0	0	1.00%	-9.7%	12/31/2022	3.68	0	0	0.75%	-9.5%
12/31/2021	3.83	1,024	3,919	1.25%	26.5%	12/31/2021	3.94	0	0	1.00%	26.8%	12/31/2021	4.06	0	0	0.75%	27.1%
12/31/2020	3.03	1,449	4,383	1.25%	6.0%	12/31/2020	3.11	0	0	1.00%	6.3%	12/31/2020	3.20	0	0	0.75%	6.6%
12/31/2019	2.85	2,085	5,949	1.25%	23.6%	12/31/2019	2.93	0	0	1.00%	23.9%	12/31/2019	3.00	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.42	0	$0	0.50%	16.3%	12/31/2023	$4.58	0	$0	0.25%	16.6%	12/31/2023	$4.74	0	$0	0.00%	16.8%
12/31/2022	3.80	0	0	0.50%	-9.2%	12/31/2022	3.93	0	0	0.25%	-9.0%	12/31/2022	4.06	0	0	0.00%	-8.8%
12/31/2021	4.19	0	0	0.50%	27.4%	12/31/2021	4.32	0	0	0.25%	27.7%	12/31/2021	4.45	0	0	0.00%	28.1%
12/31/2020	3.29	0	0	0.50%	6.8%	12/31/2020	3.38	0	0	0.25%	7.1%	12/31/2020	3.47	39	136	0.00%	7.4%
12/31/2019	3.08	0	0	0.50%	24.5%	12/31/2019	3.15	0	0	0.25%	24.8%	12/31/2019	3.23	244	790	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.3%
2021	1.2%
2020	1.4%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R3 Class - 06-957

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,899,555	$1,932,376	168,993
Receivables: investments sold	-
Payables: investments purchased	(68)
Net assets	$1,899,487

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,899,487	1,493,960	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.42
Total	$1,899,487	1,493,960

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$45,247
Mortality & expense charges			(22,960)
Net investment income (loss)			22,287

Gain (loss) on investments:
Net realized gain (loss)			(19,874)
Realized gain distributions			13,294
Net change in unrealized appreciation (depreciation)			103,218
Net gain (loss)			96,638

Increase (decrease) in net assets from operations			$118,925

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,287	$15,187
Net realized gain (loss)		(19,874)	(109,492)
Realized gain distributions		13,294	18,962
Net change in unrealized appreciation (depreciation)		103,218	(194,726)

Increase (decrease) in net assets from operations		118,925	(270,069)

Contract owner transactions:
Proceeds from units sold		142,946	1,362,533
Cost of units redeemed		(346,215)	(1,878,365)
Account charges		(582)	(590)
Increase (decrease)		(203,851)	(516,422)
Net increase (decrease)		(84,926)	(786,491)
Net assets, beginning		1,984,413	2,770,904
Net assets, ending		$1,899,487	$1,984,413

Units sold		118,299	1,383,590
Units redeemed		(289,088)	(1,790,018)
Net increase (decrease)		(170,789)	(406,428)
Units outstanding, beginning		1,664,749	2,071,177
Units outstanding, ending		1,493,960	1,664,749

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,917,067
Cost of units redeemed/account charges			(5,286,284)
Net investment income (loss)			84,307
Net realized gain (loss)			38,630
Realized gain distributions			178,588
Net change in unrealized appreciation (depreciation)			(32,821)
Net assets			$1,899,487
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	1,494	$1,899	1.25%	6.7%	12/31/2023	$1.30	0	$0	1.00%	6.9%	12/31/2023	$1.33	0	$0	0.75%	7.2%
12/31/2022	1.19	1,665	1,984	1.25%	-10.9%	12/31/2022	1.21	0	0	1.00%	-10.7%	12/31/2022	1.24	0	0	0.75%	-10.5%
12/31/2021	1.34	2,071	2,771	1.25%	7.3%	12/31/2021	1.36	0	0	1.00%	7.6%	12/31/2021	1.38	0	0	0.75%	7.8%
12/31/2020	1.25	1,411	1,760	1.25%	7.2%	12/31/2020	1.26	0	0	1.00%	7.5%	12/31/2020	1.28	0	0	0.75%	7.7%
12/31/2019	1.16	1,994	2,320	1.25%	11.8%	12/31/2019	1.18	0	0	1.00%	12.0%	12/31/2019	1.19	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	7.5%	12/31/2023	$1.39	0	$0	0.25%	7.7%	12/31/2023	$1.42	0	$0	0.00%	8.0%
12/31/2022	1.26	0	0	0.50%	-10.2%	12/31/2022	1.29	0	0	0.25%	-10.0%	12/31/2022	1.31	0	0	0.00%	-9.8%
12/31/2021	1.41	0	0	0.50%	8.1%	12/31/2021	1.43	0	0	0.25%	8.4%	12/31/2021	1.45	0	0	0.00%	8.6%
12/31/2020	1.30	0	0	0.50%	8.0%	12/31/2020	1.32	0	0	0.25%	8.3%	12/31/2020	1.34	0	0	0.00%	8.5%
12/31/2019	1.20	0	0	0.50%	12.6%	12/31/2019	1.22	0	0	0.25%	12.9%	12/31/2019	1.23	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.8%
2021	1.3%
2020	1.7%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R4 Class - 06-958

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$939,444	$923,116	83,176
Receivables: investments sold	-
Payables: investments purchased	(383)
Net assets	$939,061

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$939,061	719,407	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$939,061	719,407

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$25,314
Mortality & expense charges			(9,457)
Net investment income (loss)			15,857

Gain (loss) on investments:
Net realized gain (loss)			(12,447)
Realized gain distributions			6,533
Net change in unrealized appreciation (depreciation)			51,831
Net gain (loss)			45,917

Increase (decrease) in net assets from operations			$61,774

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,857	$5,754
Net realized gain (loss)		(12,447)	24,502
Realized gain distributions		6,533	6,093
Net change in unrealized appreciation (depreciation)		51,831	(133,769)

Increase (decrease) in net assets from operations		61,774	(97,420)

Contract owner transactions:
Proceeds from units sold		421,460	874,821
Cost of units redeemed		(220,132)	(1,135,681)
Account charges		(2,257)	(1,990)
Increase (decrease)		199,071	(262,850)
Net increase (decrease)		260,845	(360,270)
Net assets, beginning		678,216	1,038,486
Net assets, ending		$939,061	$678,216

Units sold		461,092	699,037
Units redeemed		(297,520)	(904,165)
Net increase (decrease)		163,572	(205,128)
Units outstanding, beginning		555,835	760,963
Units outstanding, ending		719,407	555,835

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,728,164
Cost of units redeemed/account charges			(3,028,684)
Net investment income (loss)			65,238
Net realized gain (loss)			62,457
Realized gain distributions			95,558
Net change in unrealized appreciation (depreciation)			16,328
Net assets			$939,061
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	719	$939	1.25%	7.0%	12/31/2023	$1.33	0	$0	1.00%	7.2%	12/31/2023	$1.36	0	$0	0.75%	7.5%
12/31/2022	1.22	556	678	1.25%	-10.6%	12/31/2022	1.24	0	0	1.00%	-10.4%	12/31/2022	1.27	0	0	0.75%	-10.1%
12/31/2021	1.36	761	1,038	1.25%	7.6%	12/31/2021	1.39	0	0	1.00%	7.9%	12/31/2021	1.41	0	0	0.75%	8.1%
12/31/2020	1.27	895	1,136	1.25%	7.5%	12/31/2020	1.29	0	0	1.00%	7.7%	12/31/2020	1.30	0	0	0.75%	8.0%
12/31/2019	1.18	1,024	1,208	1.25%	12.0%	12/31/2019	1.19	0	0	1.00%	12.3%	12/31/2019	1.21	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	7.8%	12/31/2023	$1.42	0	$0	0.25%	8.1%	12/31/2023	$1.45	0	$0	0.00%	8.3%
12/31/2022	1.29	0	0	0.50%	-9.9%	12/31/2022	1.32	0	0	0.25%	-9.7%	12/31/2022	1.34	0	0	0.00%	-9.5%
12/31/2021	1.43	0	0	0.50%	8.4%	12/31/2021	1.46	0	0	0.25%	8.7%	12/31/2021	1.48	0	0	0.00%	9.0%
12/31/2020	1.32	0	0	0.50%	8.3%	12/31/2020	1.34	0	0	0.25%	8.6%	12/31/2020	1.36	0	0	0.00%	8.8%
12/31/2019	1.22	0	0	0.50%	12.9%	12/31/2019	1.24	0	0	0.25%	13.1%	12/31/2019	1.25	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	1.9%
2021	1.3%
2020	2.2%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R3 Class - 06-959

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,237,341	$1,267,980	104,796
Receivables: investments sold	1,348
Payables: investments purchased	-
Net assets	$1,238,689

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,238,689	948,163	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$1,238,689	948,163

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28,952
Mortality & expense charges			(15,704)
Net investment income (loss)			13,248

Gain (loss) on investments:
Net realized gain (loss)			(29,561)
Realized gain distributions			9,434
Net change in unrealized appreciation (depreciation)			86,560
Net gain (loss)			66,433

Increase (decrease) in net assets from operations			$79,681

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,248	$9,005
Net realized gain (loss)		(29,561)	(19,999)
Realized gain distributions		9,434	11,484
Net change in unrealized appreciation (depreciation)		86,560	(128,122)

Increase (decrease) in net assets from operations		79,681	(127,632)

Contract owner transactions:
Proceeds from units sold		460,333	384,677
Cost of units redeemed		(326,322)	(332,838)
Account charges		(1,449)	(1,339)
Increase (decrease)		132,562	50,500
Net increase (decrease)		212,243	(77,132)
Net assets, beginning		1,026,446	1,103,578
Net assets, ending		$1,238,689	$1,026,446

Units sold		369,616	325,647
Units redeemed		(266,676)	(280,637)
Net increase (decrease)		102,940	45,010
Units outstanding, beginning		845,223	800,213
Units outstanding, ending		948,163	845,223

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,883,441
Cost of units redeemed/account charges			(4,973,253)
Net investment income (loss)			52,846
Net realized gain (loss)			134,589
Realized gain distributions			171,705
Net change in unrealized appreciation (depreciation)			(30,639)
Net assets			$1,238,689
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	948	$1,239	1.25%	7.6%	12/31/2023	$1.33	0	$0	1.00%	7.8%	12/31/2023	$1.36	0	$0	0.75%	8.1%
12/31/2022	1.21	845	1,026	1.25%	-11.9%	12/31/2022	1.24	0	0	1.00%	-11.7%	12/31/2022	1.26	0	0	0.75%	-11.5%
12/31/2021	1.38	800	1,104	1.25%	8.2%	12/31/2021	1.40	0	0	1.00%	8.4%	12/31/2021	1.43	0	0	0.75%	8.7%
12/31/2020	1.27	665	848	1.25%	7.9%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.31	0	0	0.75%	8.4%
12/31/2019	1.18	1,577	1,863	1.25%	12.7%	12/31/2019	1.20	0	0	1.00%	13.0%	12/31/2019	1.21	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	8.4%	12/31/2023	$1.42	0	$0	0.25%	8.7%	12/31/2023	$1.45	0	$0	0.00%	8.9%
12/31/2022	1.29	0	0	0.50%	-11.3%	12/31/2022	1.31	0	0	0.25%	-11.1%	12/31/2022	1.34	0	0	0.00%	-10.8%
12/31/2021	1.45	0	0	0.50%	9.0%	12/31/2021	1.47	0	0	0.25%	9.3%	12/31/2021	1.50	0	0	0.00%	9.5%
12/31/2020	1.33	0	0	0.50%	8.7%	12/31/2020	1.35	0	0	0.25%	9.0%	12/31/2020	1.37	0	0	0.00%	9.3%
12/31/2019	1.22	0	0	0.50%	13.5%	12/31/2019	1.24	0	0	0.25%	13.8%	12/31/2019	1.25	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.0%
2021	1.4%
2020	1.3%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R4 Class - 06-969

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$315,730	$309,689	26,534
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$315,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$315,755	235,406	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.49
Total	$315,755	235,406

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,249
Mortality & expense charges			(4,203)
Net investment income (loss)			4,046

Gain (loss) on investments:
Net realized gain (loss)			(11,291)
Realized gain distributions			2,370
Net change in unrealized appreciation (depreciation)			30,911
Net gain (loss)			21,990

Increase (decrease) in net assets from operations			$26,036

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,046	$1,356
Net realized gain (loss)		(11,291)	4,065
Realized gain distributions		2,370	4,631
Net change in unrealized appreciation (depreciation)		30,911	(113,816)

Increase (decrease) in net assets from operations		26,036	(103,764)

Contract owner transactions:
Proceeds from units sold		138,051	67,449
Cost of units redeemed		(265,772)	(513,764)
Account charges		(1,061)	(1,363)
Increase (decrease)		(128,782)	(447,678)
Net increase (decrease)		(102,746)	(551,442)
Net assets, beginning		418,501	969,943
Net assets, ending		$315,755	$418,501

Units sold		110,934	54,060
Units redeemed		(212,027)	(406,550)
Net increase (decrease)		(101,093)	(352,490)
Units outstanding, beginning		336,499	688,989
Units outstanding, ending		235,406	336,499

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,924,034
Cost of units redeemed/account charges			(3,918,921)
Net investment income (loss)			53,166
Net realized gain (loss)			113,664
Realized gain distributions			137,771
Net change in unrealized appreciation (depreciation)			6,041
Net assets			$315,755
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	235	$316	1.25%	7.8%	12/31/2023	$1.37	0	$0	1.00%	8.1%	12/31/2023	$1.40	0	$0	0.75%	8.4%
12/31/2022	1.24	336	419	1.25%	-11.7%	12/31/2022	1.27	0	0	1.00%	-11.4%	12/31/2022	1.29	0	0	0.75%	-11.2%
12/31/2021	1.41	689	970	1.25%	8.6%	12/31/2021	1.43	0	0	1.00%	8.9%	12/31/2021	1.46	0	0	0.75%	9.2%
12/31/2020	1.30	1,239	1,606	1.25%	8.1%	12/31/2020	1.31	0	0	1.00%	8.4%	12/31/2020	1.33	0	0	0.75%	8.7%
12/31/2019	1.20	1,216	1,458	1.25%	13.2%	12/31/2019	1.21	0	0	1.00%	13.4%	12/31/2019	1.23	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	8.7%	12/31/2023	$1.46	0	$0	0.25%	8.9%	12/31/2023	$1.49	0	$0	0.00%	9.2%
12/31/2022	1.32	0	0	0.50%	-11.0%	12/31/2022	1.34	0	0	0.25%	-10.8%	12/31/2022	1.37	0	0	0.00%	-10.5%
12/31/2021	1.48	0	0	0.50%	9.4%	12/31/2021	1.50	0	0	0.25%	9.7%	12/31/2021	1.53	0	0	0.00%	10.0%
12/31/2020	1.35	0	0	0.50%	8.9%	12/31/2020	1.37	0	0	0.25%	9.2%	12/31/2020	1.39	0	0	0.00%	9.5%
12/31/2019	1.24	0	0	0.50%	14.0%	12/31/2019	1.26	0	0	0.25%	14.3%	12/31/2019	1.27	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.5%
2021	1.1%
2020	2.4%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R3 Class - 06-971

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,561,077	$5,615,240	432,008
Receivables: investments sold	-
Payables: investments purchased	(1,129)
Net assets	$5,559,948

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,559,948	4,136,032	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$5,559,948	4,136,032

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$126,508
Mortality & expense charges			(68,049)
Net investment income (loss)			58,459

Gain (loss) on investments:
Net realized gain (loss)			(104,122)
Realized gain distributions			31,877
Net change in unrealized appreciation (depreciation)			468,498
Net gain (loss)			396,253

Increase (decrease) in net assets from operations			$454,712

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58,459	$38,753
Net realized gain (loss)		(104,122)	(52,709)
Realized gain distributions		31,877	83,081
Net change in unrealized appreciation (depreciation)		468,498	(1,026,003)

Increase (decrease) in net assets from operations		454,712	(956,878)

Contract owner transactions:
Proceeds from units sold		1,119,721	1,057,912
Cost of units redeemed		(1,917,509)	(1,921,797)
Account charges		(6,254)	(7,521)
Increase (decrease)		(804,042)	(871,406)
Net increase (decrease)		(349,330)	(1,828,284)
Net assets, beginning		5,909,278	7,737,562
Net assets, ending		$5,559,948	$5,909,278

Units sold		988,876	847,308
Units redeemed		(1,618,929)	(1,526,391)
Net increase (decrease)		(630,053)	(679,083)
Units outstanding, beginning		4,766,085	5,445,168
Units outstanding, ending		4,136,032	4,766,085

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,837,770
Cost of units redeemed/account charges			(11,894,828)
Net investment income (loss)			274,372
Net realized gain (loss)			457,990
Realized gain distributions			938,807
Net change in unrealized appreciation (depreciation)			(54,163)
Net assets			$5,559,948
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	4,136	$5,560	1.25%	8.4%	12/31/2023	$1.37	0	$0	1.00%	8.7%	12/31/2023	$1.40	0	$0	0.75%	9.0%
12/31/2022	1.24	4,766	5,909	1.25%	-12.7%	12/31/2022	1.26	0	0	1.00%	-12.5%	12/31/2022	1.29	0	0	0.75%	-12.3%
12/31/2021	1.42	5,445	7,738	1.25%	8.6%	12/31/2021	1.44	0	0	1.00%	8.9%	12/31/2021	1.47	0	0	0.75%	9.1%
12/31/2020	1.31	5,553	7,267	1.25%	8.9%	12/31/2020	1.33	0	0	1.00%	9.2%	12/31/2020	1.35	0	0	0.75%	9.4%
12/31/2019	1.20	6,342	7,622	1.25%	13.4%	12/31/2019	1.22	0	0	1.00%	13.7%	12/31/2019	1.23	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	9.2%	12/31/2023	$1.47	0	$0	0.25%	9.5%	12/31/2023	$1.50	0	$0	0.00%	9.8%
12/31/2022	1.31	0	0	0.50%	-12.1%	12/31/2022	1.34	0	0	0.25%	-11.9%	12/31/2022	1.36	0	0	0.00%	-11.7%
12/31/2021	1.49	0	0	0.50%	9.4%	12/31/2021	1.52	0	0	0.25%	9.7%	12/31/2021	1.54	0	0	0.00%	9.9%
12/31/2020	1.36	0	0	0.50%	9.7%	12/31/2020	1.38	0	0	0.25%	10.0%	12/31/2020	1.40	1,413	1,984	0.00%	10.3%
12/31/2019	1.24	0	0	0.50%	14.3%	12/31/2019	1.26	0	0	0.25%	14.6%	12/31/2019	1.27	1,330	1,693	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.8%
2021	0.9%
2020	1.9%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R4 Class - 06-972

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,367,517	$2,368,010	182,753
Receivables: investments sold	971
Payables: investments purchased	-
Net assets	$2,368,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,368,488	1,716,562	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.50
Band 0	-	-	1.54
Total	$2,368,488	1,716,562

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$60,572
Mortality & expense charges			(27,201)
Net investment income (loss)			33,371

Gain (loss) on investments:
Net realized gain (loss)			(24,894)
Realized gain distributions			13,478
Net change in unrealized appreciation (depreciation)			168,341
Net gain (loss)			156,925

Increase (decrease) in net assets from operations			$190,296

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,371	$16,746
Net realized gain (loss)		(24,894)	37,655
Realized gain distributions		13,478	31,073
Net change in unrealized appreciation (depreciation)		168,341	(529,796)

Increase (decrease) in net assets from operations		190,296	(444,322)

Contract owner transactions:
Proceeds from units sold		328,166	429,497
Cost of units redeemed		(375,705)	(1,882,895)
Account charges		(3,746)	(4,430)
Increase (decrease)		(51,285)	(1,457,828)
Net increase (decrease)		139,011	(1,902,150)
Net assets, beginning		2,229,477	4,131,627
Net assets, ending		$2,368,488	$2,229,477

Units sold		363,604	320,791
Units redeemed		(403,047)	(1,413,591)
Net increase (decrease)		(39,443)	(1,092,800)
Units outstanding, beginning		1,756,005	2,848,805
Units outstanding, ending		1,716,562	1,756,005

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,142,599
Cost of units redeemed/account charges			(19,968,409)
Net investment income (loss)			232,871
Net realized gain (loss)			1,033,734
Realized gain distributions			928,186
Net change in unrealized appreciation (depreciation)			(493)
Net assets			$2,368,488
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	1,717	$2,368	1.25%	8.7%	12/31/2023	$1.41	0	$0	1.00%	8.9%	12/31/2023	$1.44	0	$0	0.75%	9.2%
12/31/2022	1.27	1,756	2,229	1.25%	-12.5%	12/31/2022	1.29	0	0	1.00%	-12.2%	12/31/2022	1.32	0	0	0.75%	-12.0%
12/31/2021	1.45	2,849	4,132	1.25%	8.9%	12/31/2021	1.47	0	0	1.00%	9.2%	12/31/2021	1.50	0	0	0.75%	9.5%
12/31/2020	1.33	5,428	7,228	1.25%	9.2%	12/31/2020	1.35	0	0	1.00%	9.5%	12/31/2020	1.37	0	0	0.75%	9.7%
12/31/2019	1.22	8,045	9,812	1.25%	13.8%	12/31/2019	1.23	0	0	1.00%	14.1%	12/31/2019	1.25	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	9.5%	12/31/2023	$1.50	0	$0	0.25%	9.8%	12/31/2023	$1.54	0	$0	0.00%	10.0%
12/31/2022	1.34	0	0	0.50%	-11.8%	12/31/2022	1.37	0	0	0.25%	-11.6%	12/31/2022	1.40	0	0	0.00%	-11.4%
12/31/2021	1.52	0	0	0.50%	9.7%	12/31/2021	1.55	0	0	0.25%	10.0%	12/31/2021	1.58	0	0	0.00%	10.3%
12/31/2020	1.39	0	0	0.50%	10.0%	12/31/2020	1.41	0	0	0.25%	10.3%	12/31/2020	1.43	0	0	0.00%	10.6%
12/31/2019	1.26	0	0	0.50%	14.7%	12/31/2019	1.28	0	0	0.25%	15.0%	12/31/2019	1.29	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	1.6%
2021	0.9%
2020	1.8%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R3 Class - 06-973

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,851,959	$8,777,363	614,910
Receivables: investments sold	8,897
Payables: investments purchased	-
Net assets	$8,860,856

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,860,856	6,237,518	$1.42
Band 100	-	-	1.45
Band 75	-	-	1.48
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$8,860,856	6,237,518

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$177,919
Mortality & expense charges			(95,910)
Net investment income (loss)			82,009

Gain (loss) on investments:
Net realized gain (loss)			(42,068)
Realized gain distributions			59,841
Net change in unrealized appreciation (depreciation)			682,939
Net gain (loss)			700,712

Increase (decrease) in net assets from operations			$782,721

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$82,009	$25,212
Net realized gain (loss)		(42,068)	(46,947)
Realized gain distributions		59,841	126,486
Net change in unrealized appreciation (depreciation)		682,939	(1,408,244)

Increase (decrease) in net assets from operations		782,721	(1,303,493)

Contract owner transactions:
Proceeds from units sold		2,309,570	1,732,684
Cost of units redeemed		(1,394,285)	(2,567,294)
Account charges		(8,018)	(8,339)
Increase (decrease)		907,267	(842,949)
Net increase (decrease)		1,689,988	(2,146,442)
Net assets, beginning		7,170,868	9,317,310
Net assets, ending		$8,860,856	$7,170,868

Units sold		1,741,522	1,326,515
Units redeemed		(1,051,875)	(1,949,579)
Net increase (decrease)		689,647	(623,064)
Units outstanding, beginning		5,547,871	6,170,935
Units outstanding, ending		6,237,518	5,547,871

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,418,544
Cost of units redeemed/account charges			(13,577,540)
Net investment income (loss)			155,780
Net realized gain (loss)			654,526
Realized gain distributions			1,134,950
Net change in unrealized appreciation (depreciation)			74,596
Net assets			$8,860,856
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	6,238	$8,861	1.25%	9.9%	12/31/2023	$1.45	0	$0	1.00%	10.2%	12/31/2023	$1.48	0	$0	0.75%	10.5%
12/31/2022	1.29	5,548	7,171	1.25%	-14.4%	12/31/2022	1.32	0	0	1.00%	-14.2%	12/31/2022	1.34	0	0	0.75%	-14.0%
12/31/2021	1.51	6,171	9,317	1.25%	9.3%	12/31/2021	1.54	0	0	1.00%	9.5%	12/31/2021	1.56	0	0	0.75%	9.8%
12/31/2020	1.38	5,663	7,826	1.25%	11.7%	12/31/2020	1.40	0	0	1.00%	11.9%	12/31/2020	1.42	0	0	0.75%	12.2%
12/31/2019	1.24	5,490	6,795	1.25%	15.5%	12/31/2019	1.25	0	0	1.00%	15.8%	12/31/2019	1.27	0	0	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	0.50%	10.7%	12/31/2023	$1.55	0	$0	0.25%	11.0%	12/31/2023	$1.58	0	$0	0.00%	11.3%
12/31/2022	1.37	0	0	0.50%	-13.8%	12/31/2022	1.39	0	0	0.25%	-13.5%	12/31/2022	1.42	0	0	0.00%	-13.3%
12/31/2021	1.59	0	0	0.50%	10.1%	12/31/2021	1.61	0	0	0.25%	10.4%	12/31/2021	1.64	0	0	0.00%	10.6%
12/31/2020	1.44	0	0	0.50%	12.5%	12/31/2020	1.46	0	0	0.25%	12.8%	12/31/2020	1.48	1,146	1,699	0.00%	13.1%
12/31/2019	1.28	0	0	0.50%	16.4%	12/31/2019	1.30	0	0	0.25%	16.7%	12/31/2019	1.31	1,556	2,039	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.5%
2021	0.7%
2020	1.4%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R4 Class - 06-974

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,228,285	$8,161,702	565,738
Receivables: investments sold	3,208
Payables: investments purchased	-
Net assets	$8,231,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,913,429	5,428,210	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	318,064	195,919	1.62
Total	$8,231,493	5,624,129

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$187,287
Mortality & expense charges			(92,468)
Net investment income (loss)			94,819

Gain (loss) on investments:
Net realized gain (loss)			(91,728)
Realized gain distributions			55,145
Net change in unrealized appreciation (depreciation)			715,121
Net gain (loss)			678,538

Increase (decrease) in net assets from operations			$773,357

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$94,819	$44,376
Net realized gain (loss)		(91,728)	48,359
Realized gain distributions		55,145	129,383
Net change in unrealized appreciation (depreciation)		715,121	(1,680,940)

Increase (decrease) in net assets from operations		773,357	(1,458,822)

Contract owner transactions:
Proceeds from units sold		2,307,010	3,326,454
Cost of units redeemed		(2,270,647)	(4,246,399)
Account charges		(11,588)	(13,296)
Increase (decrease)		24,775	(933,241)
Net increase (decrease)		798,132	(2,392,063)
Net assets, beginning		7,433,361	9,825,424
Net assets, ending		$8,231,493	$7,433,361

Units sold		1,681,178	2,338,341
Units redeemed		(1,659,310)	(3,102,939)
Net increase (decrease)		21,868	(764,598)
Units outstanding, beginning		5,602,261	6,366,859
Units outstanding, ending		5,624,129	5,602,261

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,206,943
Cost of units redeemed/account charges			(25,067,052)
Net investment income (loss)			197,179
Net realized gain (loss)			1,337,089
Realized gain distributions			1,490,751
Net change in unrealized appreciation (depreciation)			66,583
Net assets			$8,231,493
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	5,428	$7,913	1.25%	10.2%	12/31/2023	$1.49	0	$0	1.00%	10.5%	12/31/2023	$1.52	0	$0	0.75%	10.7%
12/31/2022	1.32	5,442	7,200	1.25%	-14.1%	12/31/2022	1.35	0	0	1.00%	-13.9%	12/31/2022	1.37	0	0	0.75%	-13.7%
12/31/2021	1.54	6,241	9,614	1.25%	9.6%	12/31/2021	1.57	0	0	1.00%	9.9%	12/31/2021	1.59	0	0	0.75%	10.2%
12/31/2020	1.41	7,089	9,964	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.45	0	0	0.75%	12.5%
12/31/2019	1.26	9,649	12,115	1.25%	16.0%	12/31/2019	1.27	0	0	1.00%	16.2%	12/31/2019	1.28	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	11.0%	12/31/2023	$1.59	0	$0	0.25%	11.3%	12/31/2023	$1.62	196	$318	0.00%	11.6%
12/31/2022	1.40	0	0	0.50%	-13.5%	12/31/2022	1.43	0	0	0.25%	-13.3%	12/31/2022	1.46	160	233	0.00%	-13.0%
12/31/2021	1.62	0	0	0.50%	10.4%	12/31/2021	1.65	0	0	0.25%	10.7%	12/31/2021	1.67	126	211	0.00%	11.0%
12/31/2020	1.47	0	0	0.50%	12.8%	12/31/2020	1.49	0	0	0.25%	13.1%	12/31/2020	1.51	74	111	0.00%	13.3%
12/31/2019	1.30	0	0	0.50%	16.8%	12/31/2019	1.31	0	0	0.25%	17.1%	12/31/2019	1.33	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.7%
2021	1.0%
2020	1.4%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R3 Class - 06-976

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,211,433	$10,813,982	703,740
Receivables: investments sold	13,225
Payables: investments purchased	-
Net assets	$11,224,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,224,658	7,424,624	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$11,224,658	7,424,624

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$187,385
Mortality & expense charges			(115,475)
Net investment income (loss)			71,910

Gain (loss) on investments:
Net realized gain (loss)			(12,794)
Realized gain distributions			77,860
Net change in unrealized appreciation (depreciation)			1,004,280
Net gain (loss)			1,069,346

Increase (decrease) in net assets from operations			$1,141,256

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71,910	$(38)
Net realized gain (loss)		(12,794)	13,441
Realized gain distributions		77,860	197,599
Net change in unrealized appreciation (depreciation)		1,004,280	(1,805,865)

Increase (decrease) in net assets from operations		1,141,256	(1,594,863)

Contract owner transactions:
Proceeds from units sold		2,925,283	2,220,604
Cost of units redeemed		(643,622)	(3,134,977)
Account charges		(10,368)	(10,949)
Increase (decrease)		2,271,293	(925,322)
Net increase (decrease)		3,412,549	(2,520,185)
Net assets, beginning		7,812,109	10,332,294
Net assets, ending		$11,224,658	$7,812,109

Units sold		2,183,031	1,637,853
Units redeemed		(560,924)	(2,279,117)
Net increase (decrease)		1,622,107	(641,264)
Units outstanding, beginning		5,802,517	6,443,781
Units outstanding, ending		7,424,624	5,802,517

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$19,899,867
Cost of units redeemed/account charges			(11,342,661)
Net investment income (loss)			30,076
Net realized gain (loss)			800,615
Realized gain distributions			1,439,310
Net change in unrealized appreciation (depreciation)			397,451
Net assets			$11,224,658
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	7,425	$11,225	1.25%	12.3%	12/31/2023	$1.54	0	$0	1.00%	12.6%	12/31/2023	$1.58	0	$0	0.75%	12.9%
12/31/2022	1.35	5,803	7,812	1.25%	-16.0%	12/31/2022	1.37	0	0	1.00%	-15.8%	12/31/2022	1.40	0	0	0.75%	-15.6%
12/31/2021	1.60	6,444	10,332	1.25%	11.0%	12/31/2021	1.63	0	0	1.00%	11.3%	12/31/2021	1.66	0	0	0.75%	11.6%
12/31/2020	1.44	6,404	9,249	1.25%	13.0%	12/31/2020	1.46	0	0	1.00%	13.3%	12/31/2020	1.49	0	0	0.75%	13.6%
12/31/2019	1.28	6,603	8,439	1.25%	17.8%	12/31/2019	1.29	0	0	1.00%	18.1%	12/31/2019	1.31	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	13.1%	12/31/2023	$1.65	0	$0	0.25%	13.4%	12/31/2023	$1.68	0	$0	0.00%	13.7%
12/31/2022	1.43	0	0	0.50%	-15.4%	12/31/2022	1.45	0	0	0.25%	-15.2%	12/31/2022	1.48	0	0	0.00%	-15.0%
12/31/2021	1.68	0	0	0.50%	11.8%	12/31/2021	1.71	0	0	0.25%	12.1%	12/31/2021	1.74	0	0	0.00%	12.4%
12/31/2020	1.51	0	0	0.50%	13.9%	12/31/2020	1.53	0	0	0.25%	14.1%	12/31/2020	1.55	410	635	0.00%	14.4%
12/31/2019	1.32	0	0	0.50%	18.7%	12/31/2019	1.34	0	0	0.25%	19.0%	12/31/2019	1.35	296	400	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.2%
2021	0.6%
2020	1.1%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R4 Class - 06-977

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,338,425	$10,045,843	641,892
Receivables: investments sold	2,458
Payables: investments purchased	-
Net assets	$10,340,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,856,948	6,353,013	$1.55
Band 100	-	-	1.59
Band 75	-	-	1.62
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	483,935	280,083	1.73
Total	$10,340,883	6,633,096

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$198,608
Mortality & expense charges			(114,426)
Net investment income (loss)			84,182

Gain (loss) on investments:
Net realized gain (loss)			(59,585)
Realized gain distributions			70,882
Net change in unrealized appreciation (depreciation)			1,103,266
Net gain (loss)			1,114,563

Increase (decrease) in net assets from operations			$1,198,745

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$84,182	$24,195
Net realized gain (loss)		(59,585)	34,293
Realized gain distributions		70,882	233,665
Net change in unrealized appreciation (depreciation)		1,103,266	(2,365,093)

Increase (decrease) in net assets from operations		1,198,745	(2,072,940)

Contract owner transactions:
Proceeds from units sold		2,164,183	4,071,114
Cost of units redeemed		(2,364,055)	(4,465,625)
Account charges		(12,271)	(13,698)
Increase (decrease)		(212,143)	(408,209)
Net increase (decrease)		986,602	(2,481,149)
Net assets, beginning		9,354,281	11,835,430
Net assets, ending		$10,340,883	$9,354,281

Units sold		1,521,353	2,743,151
Units redeemed		(1,647,191)	(3,187,852)
Net increase (decrease)		(125,838)	(444,701)
Units outstanding, beginning		6,758,934	7,203,635
Units outstanding, ending		6,633,096	6,758,934

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$28,442,993
Cost of units redeemed/account charges			(21,817,218)
Net investment income (loss)			123,272
Net realized gain (loss)			1,409,849
Realized gain distributions			1,889,405
Net change in unrealized appreciation (depreciation)			292,582
Net assets			$10,340,883
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	6,353	$9,857	1.25%	12.7%	12/31/2023	$1.59	0	$0	1.00%	13.0%	12/31/2023	$1.62	0	$0	0.75%	13.2%
12/31/2022	1.38	6,411	8,827	1.25%	-15.8%	12/31/2022	1.40	0	0	1.00%	-15.6%	12/31/2022	1.43	0	0	0.75%	-15.4%
12/31/2021	1.64	6,828	11,168	1.25%	11.3%	12/31/2021	1.66	0	0	1.00%	11.5%	12/31/2021	1.69	0	0	0.75%	11.8%
12/31/2020	1.47	8,361	12,290	1.25%	13.3%	12/31/2020	1.49	0	0	1.00%	13.6%	12/31/2020	1.51	0	0	0.75%	13.9%
12/31/2019	1.30	9,341	12,115	1.25%	18.2%	12/31/2019	1.31	0	0	1.00%	18.5%	12/31/2019	1.33	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.66	0	$0	0.50%	13.5%	12/31/2023	$1.69	0	$0	0.25%	13.8%	12/31/2023	$1.73	280	$484	0.00%	14.1%
12/31/2022	1.46	0	0	0.50%	-15.2%	12/31/2022	1.49	0	0	0.25%	-15.0%	12/31/2022	1.51	348	527	0.00%	-14.8%
12/31/2021	1.72	0	0	0.50%	12.1%	12/31/2021	1.75	0	0	0.25%	12.4%	12/31/2021	1.78	376	668	0.00%	12.7%
12/31/2020	1.53	0	0	0.50%	14.2%	12/31/2020	1.55	0	0	0.25%	14.5%	12/31/2020	1.58	286	452	0.00%	14.8%
12/31/2019	1.34	0	0	0.50%	19.1%	12/31/2019	1.36	0	0	0.25%	19.4%	12/31/2019	1.37	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.5%
2021	0.9%
2020	1.3%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R3 Class - 06-978

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,928,451	$10,258,335	631,193
Receivables: investments sold	10,135
Payables: investments purchased	-
Net assets	$10,938,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,938,586	6,686,161	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.71
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.82
Total	$10,938,586	6,686,161

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$154,939
Mortality & expense charges			(118,251)
Net investment income (loss)			36,688

Gain (loss) on investments:
Net realized gain (loss)			2,546
Realized gain distributions			96,283
Net change in unrealized appreciation (depreciation)			1,216,470
Net gain (loss)			1,315,299

Increase (decrease) in net assets from operations			$1,351,987

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,688	$(23,114)
Net realized gain (loss)		2,546	59,159
Realized gain distributions		96,283	322,102
Net change in unrealized appreciation (depreciation)		1,216,470	(2,175,765)

Increase (decrease) in net assets from operations		1,351,987	(1,817,618)

Contract owner transactions:
Proceeds from units sold		2,124,337	2,391,036
Cost of units redeemed		(919,368)	(2,538,773)
Account charges		(11,690)	(11,088)
Increase (decrease)		1,193,279	(158,825)
Net increase (decrease)		2,545,266	(1,976,443)
Net assets, beginning		8,393,320	10,369,763
Net assets, ending		$10,938,586	$8,393,320

Units sold		1,424,870	1,656,451
Units redeemed		(625,313)	(1,744,204)
Net increase (decrease)		799,557	(87,753)
Units outstanding, beginning		5,886,604	5,974,357
Units outstanding, ending		6,686,161	5,886,604

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,836,714
Cost of units redeemed/account charges			(9,742,748)
Net investment income (loss)			(98,947)
Net realized gain (loss)			778,862
Realized gain distributions			1,494,589
Net change in unrealized appreciation (depreciation)			670,116
Net assets			$10,938,586
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	6,686	$10,939	1.25%	14.7%	12/31/2023	$1.67	0	$0	1.00%	15.0%	12/31/2023	$1.71	0	$0	0.75%	15.3%
12/31/2022	1.43	5,887	8,393	1.25%	-17.9%	12/31/2022	1.45	0	0	1.00%	-17.6%	12/31/2022	1.48	0	0	0.75%	-17.4%
12/31/2021	1.74	5,974	10,370	1.25%	13.4%	12/31/2021	1.76	0	0	1.00%	13.6%	12/31/2021	1.79	0	0	0.75%	13.9%
12/31/2020	1.53	5,689	8,711	1.25%	15.4%	12/31/2020	1.55	0	0	1.00%	15.7%	12/31/2020	1.57	0	0	0.75%	15.9%
12/31/2019	1.33	5,477	7,269	1.25%	21.0%	12/31/2019	1.34	0	0	1.00%	21.3%	12/31/2019	1.36	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	0	$0	0.50%	15.6%	12/31/2023	$1.78	0	$0	0.25%	15.9%	12/31/2023	$1.82	0	$0	0.00%	16.2%
12/31/2022	1.51	0	0	0.50%	-17.2%	12/31/2022	1.54	0	0	0.25%	-17.0%	12/31/2022	1.57	0	0	0.00%	-16.8%
12/31/2021	1.82	0	0	0.50%	14.2%	12/31/2021	1.85	0	0	0.25%	14.5%	12/31/2021	1.89	0	0	0.00%	14.8%
12/31/2020	1.60	0	0	0.50%	16.2%	12/31/2020	1.62	0	0	0.25%	16.5%	12/31/2020	1.64	308	505	0.00%	16.8%
12/31/2019	1.37	0	0	0.50%	21.9%	12/31/2019	1.39	0	0	0.25%	22.2%	12/31/2019	1.41	370	520	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	0.9%
2021	0.6%
2020	0.7%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R4 Class - 06-979

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,914,263	$11,327,646	680,822
Receivables: investments sold	6,944
Payables: investments purchased	-
Net assets	$11,921,207

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,303,851	6,733,537	$1.68
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	617,356	330,233	1.87
Total	$11,921,207	7,063,770

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$198,872
Mortality & expense charges			(125,782)
Net investment income (loss)			73,090

Gain (loss) on investments:
Net realized gain (loss)			(71,528)
Realized gain distributions			103,604
Net change in unrealized appreciation (depreciation)			1,442,816
Net gain (loss)			1,474,892

Increase (decrease) in net assets from operations			$1,547,982

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73,090	$(16,729)
Net realized gain (loss)		(71,528)	147,956
Realized gain distributions		103,604	382,751
Net change in unrealized appreciation (depreciation)		1,442,816	(3,334,037)

Increase (decrease) in net assets from operations		1,547,982	(2,820,059)

Contract owner transactions:
Proceeds from units sold		3,034,748	4,753,825
Cost of units redeemed		(2,790,547)	(5,153,412)
Account charges		(10,788)	(15,880)
Increase (decrease)		233,413	(415,467)
Net increase (decrease)		1,781,395	(3,235,526)
Net assets, beginning		10,139,812	13,375,338
Net assets, ending		$11,921,207	$10,139,812

Units sold		2,010,905	2,929,106
Units redeemed		(1,863,636)	(3,545,192)
Net increase (decrease)		147,269	(616,086)
Units outstanding, beginning		6,916,501	7,532,587
Units outstanding, ending		7,063,770	6,916,501

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$29,729,144
Cost of units redeemed/account charges			(21,907,678)
Net investment income (loss)			(50,109)
Net realized gain (loss)			1,424,872
Realized gain distributions			2,138,361
Net change in unrealized appreciation (depreciation)			586,617
Net assets			$11,921,207
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	6,734	$11,304	1.25%	15.0%	12/31/2023	$1.72	0	$0	1.00%	15.3%	12/31/2023	$1.75	0	$0	0.75%	15.6%
12/31/2022	1.46	6,610	9,648	1.25%	-17.6%	12/31/2022	1.49	0	0	1.00%	-17.3%	12/31/2022	1.52	0	0	0.75%	-17.1%
12/31/2021	1.77	7,270	12,871	1.25%	13.7%	12/31/2021	1.80	0	0	1.00%	14.0%	12/31/2021	1.83	0	0	0.75%	14.3%
12/31/2020	1.56	8,052	12,537	1.25%	15.7%	12/31/2020	1.58	0	0	1.00%	15.9%	12/31/2020	1.60	0	0	0.75%	16.2%
12/31/2019	1.35	8,422	11,337	1.25%	21.4%	12/31/2019	1.36	0	0	1.00%	21.7%	12/31/2019	1.38	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	0	$0	0.50%	15.9%	12/31/2023	$1.83	0	$0	0.25%	16.2%	12/31/2023	$1.87	330	$617	0.00%	16.5%
12/31/2022	1.55	0	0	0.50%	-16.9%	12/31/2022	1.58	0	0	0.25%	-16.7%	12/31/2022	1.61	306	491	0.00%	-16.5%
12/31/2021	1.86	0	0	0.50%	14.6%	12/31/2021	1.89	0	0	0.25%	14.8%	12/31/2021	1.92	262	504	0.00%	15.1%
12/31/2020	1.62	0	0	0.50%	16.5%	12/31/2020	1.65	0	0	0.25%	16.8%	12/31/2020	1.67	317	530	0.00%	17.1%
12/31/2019	1.39	0	0	0.50%	22.3%	12/31/2019	1.41	0	0	0.25%	22.6%	12/31/2019	1.43	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.1%
2021	0.8%
2020	0.9%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R3 Class - 06-981

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,807,888	$8,985,802	538,243
Receivables: investments sold	9,667
Payables: investments purchased	-
Net assets	$9,817,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,817,555	5,768,707	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.90
Total	$9,817,555	5,768,707

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$115,256
Mortality & expense charges			(98,605)
Net investment income (loss)			16,651

Gain (loss) on investments:
Net realized gain (loss)			11,016
Realized gain distributions			101,289
Net change in unrealized appreciation (depreciation)			1,212,787
Net gain (loss)			1,325,092

Increase (decrease) in net assets from operations			$1,341,743

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,651	$(44,848)
Net realized gain (loss)		11,016	69,510
Realized gain distributions		101,289	341,151
Net change in unrealized appreciation (depreciation)		1,212,787	(2,011,524)

Increase (decrease) in net assets from operations		1,341,743	(1,645,711)

Contract owner transactions:
Proceeds from units sold		2,553,744	1,549,450
Cost of units redeemed		(821,228)	(1,744,750)
Account charges		(10,252)	(9,775)
Increase (decrease)		1,722,264	(205,075)
Net increase (decrease)		3,064,007	(1,850,786)
Net assets, beginning		6,753,548	8,604,334
Net assets, ending		$9,817,555	$6,753,548

Units sold		1,669,919	1,057,331
Units redeemed		(549,036)	(1,199,021)
Net increase (decrease)		1,120,883	(141,690)
Units outstanding, beginning		4,647,824	4,789,514
Units outstanding, ending		5,768,707	4,647,824

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,964,268
Cost of units redeemed/account charges			(8,043,893)
Net investment income (loss)			(163,483)
Net realized gain (loss)			863,682
Realized gain distributions			1,374,895
Net change in unrealized appreciation (depreciation)			822,086
Net assets			$9,817,555
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	5,769	$9,818	1.25%	17.1%	12/31/2023	$1.74	0	$0	1.00%	17.4%	12/31/2023	$1.78	0	$0	0.75%	17.7%
12/31/2022	1.45	4,648	6,754	1.25%	-19.1%	12/31/2022	1.48	0	0	1.00%	-18.9%	12/31/2022	1.51	0	0	0.75%	-18.7%
12/31/2021	1.80	4,790	8,604	1.25%	14.6%	12/31/2021	1.83	0	0	1.00%	14.9%	12/31/2021	1.86	0	0	0.75%	15.2%
12/31/2020	1.57	5,066	7,941	1.25%	16.6%	12/31/2020	1.59	0	0	1.00%	16.9%	12/31/2020	1.61	0	0	0.75%	17.2%
12/31/2019	1.34	4,560	6,131	1.25%	22.0%	12/31/2019	1.36	0	0	1.00%	22.3%	12/31/2019	1.38	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	0	$0	0.50%	18.0%	12/31/2023	$1.85	0	$0	0.25%	18.3%	12/31/2023	$1.90	0	$0	0.00%	18.6%
12/31/2022	1.54	0	0	0.50%	-18.5%	12/31/2022	1.57	0	0	0.25%	-18.3%	12/31/2022	1.60	0	0	0.00%	-18.1%
12/31/2021	1.89	0	0	0.50%	15.5%	12/31/2021	1.92	0	0	0.25%	15.8%	12/31/2021	1.95	0	0	0.00%	16.0%
12/31/2020	1.63	0	0	0.50%	17.5%	12/31/2020	1.66	0	0	0.25%	17.8%	12/31/2020	1.68	427	718	0.00%	18.1%
12/31/2019	1.39	0	0	0.50%	22.9%	12/31/2019	1.41	0	0	0.25%	23.2%	12/31/2019	1.42	411	586	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.6%
2021	0.4%
2020	0.5%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R4 Class - 06-982

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,256,107	$11,459,380	665,375
Receivables: investments sold	6,758
Payables: investments purchased	-
Net assets	$12,262,865

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,205,279	6,983,743	$1.75
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	57,586	29,589	1.95
Total	$12,262,865	7,013,332

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$174,370
Mortality & expense charges			(132,671)
Net investment income (loss)			41,699

Gain (loss) on investments:
Net realized gain (loss)			(37,594)
Realized gain distributions			124,763
Net change in unrealized appreciation (depreciation)			1,649,488
Net gain (loss)			1,736,657

Increase (decrease) in net assets from operations			$1,778,356

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,699	$(43,416)
Net realized gain (loss)		(37,594)	75,738
Realized gain distributions		124,763	495,651
Net change in unrealized appreciation (depreciation)		1,649,488	(3,094,168)

Increase (decrease) in net assets from operations		1,778,356	(2,566,195)

Contract owner transactions:
Proceeds from units sold		2,594,289	4,155,259
Cost of units redeemed		(1,964,223)	(3,212,000)
Account charges		(12,818)	(13,197)
Increase (decrease)		617,248	930,062
Net increase (decrease)		2,395,604	(1,636,133)
Net assets, beginning		9,867,261	11,503,394
Net assets, ending		$12,262,865	$9,867,261

Units sold		1,630,508	2,537,831
Units redeemed		(1,249,997)	(2,178,977)
Net increase (decrease)		380,511	358,854
Units outstanding, beginning		6,632,821	6,273,967
Units outstanding, ending		7,013,332	6,632,821

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$25,793,539
Cost of units redeemed/account charges			(17,421,609)
Net investment income (loss)			(143,037)
Net realized gain (loss)			1,235,628
Realized gain distributions			2,001,617
Net change in unrealized appreciation (depreciation)			796,727
Net assets			$12,262,865
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	6,984	$12,205	1.25%	17.5%	12/31/2023	$1.79	0	$0	1.00%	17.8%	12/31/2023	$1.82	0	$0	0.75%	18.1%
12/31/2022	1.49	6,614	9,837	1.25%	-18.9%	12/31/2022	1.52	0	0	1.00%	-18.7%	12/31/2022	1.54	0	0	0.75%	-18.5%
12/31/2021	1.83	6,264	11,483	1.25%	14.9%	12/31/2021	1.86	0	0	1.00%	15.2%	12/31/2021	1.89	0	0	0.75%	15.5%
12/31/2020	1.59	6,549	10,446	1.25%	16.9%	12/31/2020	1.62	0	0	1.00%	17.2%	12/31/2020	1.64	0	0	0.75%	17.5%
12/31/2019	1.36	6,680	9,115	1.25%	22.4%	12/31/2019	1.38	0	0	1.00%	22.7%	12/31/2019	1.40	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	0	$0	0.50%	18.4%	12/31/2023	$1.90	0	$0	0.25%	18.7%	12/31/2023	$1.95	30	$58	0.00%	19.0%
12/31/2022	1.57	0	0	0.50%	-18.3%	12/31/2022	1.60	0	0	0.25%	-18.1%	12/31/2022	1.64	19	30	0.00%	-17.9%
12/31/2021	1.93	0	0	0.50%	15.8%	12/31/2021	1.96	0	0	0.25%	16.1%	12/31/2021	1.99	10	20	0.00%	16.4%
12/31/2020	1.66	0	0	0.50%	17.8%	12/31/2020	1.69	0	0	0.25%	18.1%	12/31/2020	1.71	7	12	0.00%	18.4%
12/31/2019	1.41	0	0	0.50%	23.3%	12/31/2019	1.43	0	0	0.25%	23.6%	12/31/2019	1.45	0	0	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	0.9%
2021	0.7%
2020	0.7%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R3 Class - 06-983

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,996,887	$6,405,485	375,593
Receivables: investments sold	11,679
Payables: investments purchased	-
Net assets	$7,008,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,008,566	4,068,562	$1.72
Band 100	-	-	1.76
Band 75	-	-	1.80
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	-	-	1.92
Total	$7,008,566	4,068,562

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$76,963
Mortality & expense charges			(64,818)
Net investment income (loss)			12,145

Gain (loss) on investments:
Net realized gain (loss)			9,893
Realized gain distributions			75,417
Net change in unrealized appreciation (depreciation)			861,557
Net gain (loss)			946,867

Increase (decrease) in net assets from operations			$959,012

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,145	$(37,974)
Net realized gain (loss)		9,893	63,143
Realized gain distributions		75,417	237,776
Net change in unrealized appreciation (depreciation)		861,557	(1,339,386)

Increase (decrease) in net assets from operations		959,012	(1,076,441)

Contract owner transactions:
Proceeds from units sold		2,711,458	1,285,455
Cost of units redeemed		(910,297)	(1,499,555)
Account charges		(11,935)	(11,672)
Increase (decrease)		1,789,226	(225,772)
Net increase (decrease)		2,748,238	(1,302,213)
Net assets, beginning		4,260,328	5,562,541
Net assets, ending		$7,008,566	$4,260,328

Units sold		1,759,287	869,719
Units redeemed		(606,549)	(1,010,418)
Net increase (decrease)		1,152,738	(140,699)
Units outstanding, beginning		2,915,824	3,056,523
Units outstanding, ending		4,068,562	2,915,824

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,117,364
Cost of units redeemed/account charges			(7,376,418)
Net investment income (loss)			(125,267)
Net realized gain (loss)			865,572
Realized gain distributions			935,913
Net change in unrealized appreciation (depreciation)			591,402
Net assets			$7,008,566
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	4,069	$7,009	1.25%	17.9%	12/31/2023	$1.76	0	$0	1.00%	18.2%	12/31/2023	$1.80	0	$0	0.75%	18.5%
12/31/2022	1.46	2,916	4,260	1.25%	-19.7%	12/31/2022	1.49	0	0	1.00%	-19.5%	12/31/2022	1.52	0	0	0.75%	-19.3%
12/31/2021	1.82	3,057	5,563	1.25%	15.0%	12/31/2021	1.85	0	0	1.00%	15.3%	12/31/2021	1.88	0	0	0.75%	15.5%
12/31/2020	1.58	3,505	5,549	1.25%	17.0%	12/31/2020	1.61	0	0	1.00%	17.3%	12/31/2020	1.63	0	0	0.75%	17.6%
12/31/2019	1.35	3,225	4,365	1.25%	22.4%	12/31/2019	1.37	0	0	1.00%	22.7%	12/31/2019	1.38	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.84	0	$0	0.50%	18.8%	12/31/2023	$1.88	0	$0	0.25%	19.1%	12/31/2023	$1.92	0	$0	0.00%	19.4%
12/31/2022	1.55	0	0	0.50%	-19.1%	12/31/2022	1.58	0	0	0.25%	-18.9%	12/31/2022	1.61	0	0	0.00%	-18.7%
12/31/2021	1.91	0	0	0.50%	15.8%	12/31/2021	1.94	0	0	0.25%	16.1%	12/31/2021	1.98	0	0	0.00%	16.4%
12/31/2020	1.65	0	0	0.50%	17.8%	12/31/2020	1.67	0	0	0.25%	18.1%	12/31/2020	1.70	296	502	0.00%	18.4%
12/31/2019	1.40	0	0	0.50%	23.3%	12/31/2019	1.42	0	0	0.25%	23.6%	12/31/2019	1.43	387	555	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.4%
2021	0.4%
2020	0.5%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R4 Class - 06-984

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,643,862	$9,842,412	563,355
Receivables: investments sold	3,564
Payables: investments purchased	-
Net assets	$10,647,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,471,221	5,925,589	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.93
Band 0	176,205	89,540	1.97
Total	$10,647,426	6,015,129

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$141,995
Mortality & expense charges			(110,256)
Net investment income (loss)			31,739

Gain (loss) on investments:
Net realized gain (loss)			(11,942)
Realized gain distributions			112,292
Net change in unrealized appreciation (depreciation)			1,429,899
Net gain (loss)			1,530,249

Increase (decrease) in net assets from operations			$1,561,988

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,739	$(56,677)
Net realized gain (loss)		(11,942)	352,452
Realized gain distributions		112,292	443,636
Net change in unrealized appreciation (depreciation)		1,429,899	(3,120,853)

Increase (decrease) in net assets from operations		1,561,988	(2,381,442)

Contract owner transactions:
Proceeds from units sold		2,185,980	3,233,713
Cost of units redeemed		(1,151,239)	(4,573,791)
Account charges		(11,826)	(12,092)
Increase (decrease)		1,022,915	(1,352,170)
Net increase (decrease)		2,584,903	(3,733,612)
Net assets, beginning		8,062,523	11,796,135
Net assets, ending		$10,647,426	$8,062,523

Units sold		1,374,445	2,000,905
Units redeemed		(738,709)	(2,965,591)
Net increase (decrease)		635,736	(964,686)
Units outstanding, beginning		5,379,393	6,344,079
Units outstanding, ending		6,015,129	5,379,393

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,421,756
Cost of units redeemed/account charges			(16,832,991)
Net investment income (loss)			(192,170)
Net realized gain (loss)			1,532,093
Realized gain distributions			1,917,288
Net change in unrealized appreciation (depreciation)			801,450
Net assets			$10,647,426
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	5,926	$10,471	1.25%	18.2%	12/31/2023	$1.81	0	$0	1.00%	18.5%	12/31/2023	$1.84	0	$0	0.75%	18.8%
12/31/2022	1.49	5,238	7,831	1.25%	-19.5%	12/31/2022	1.52	0	0	1.00%	-19.3%	12/31/2022	1.55	0	0	0.75%	-19.1%
12/31/2021	1.86	6,210	11,526	1.25%	15.3%	12/31/2021	1.89	0	0	1.00%	15.6%	12/31/2021	1.92	0	0	0.75%	15.9%
12/31/2020	1.61	6,809	10,962	1.25%	17.3%	12/31/2020	1.63	0	0	1.00%	17.6%	12/31/2020	1.66	0	0	0.75%	17.9%
12/31/2019	1.37	6,768	9,287	1.25%	22.7%	12/31/2019	1.39	0	0	1.00%	23.0%	12/31/2019	1.40	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	0	$0	0.50%	19.1%	12/31/2023	$1.93	0	$0	0.25%	19.4%	12/31/2023	$1.97	90	$176	0.00%	19.7%
12/31/2022	1.58	0	0	0.50%	-18.9%	12/31/2022	1.61	0	0	0.25%	-18.6%	12/31/2022	1.64	141	232	0.00%	-18.4%
12/31/2021	1.95	0	0	0.50%	16.2%	12/31/2021	1.98	0	0	0.25%	16.5%	12/31/2021	2.02	134	270	0.00%	16.7%
12/31/2020	1.68	0	0	0.50%	18.2%	12/31/2020	1.70	0	0	0.25%	18.5%	12/31/2020	1.73	122	211	0.00%	18.8%
12/31/2019	1.42	0	0	0.50%	23.6%	12/31/2019	1.44	0	0	0.25%	23.9%	12/31/2019	1.45	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	0.6%
2021	0.7%
2020	0.7%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R3 Class - 06-996

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,640,653	$5,272,377	307,984
Receivables: investments sold	13,935
Payables: investments purchased	-
Net assets	$5,654,588

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,654,588	3,270,673	$1.73
Band 100	-	-	1.77
Band 75	-	-	1.80
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	-	-	1.93
Total	$5,654,588	3,270,673

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$56,335
Mortality & expense charges			(51,745)
Net investment income (loss)			4,590

Gain (loss) on investments:
Net realized gain (loss)			(8,198)
Realized gain distributions			60,146
Net change in unrealized appreciation (depreciation)			735,566
Net gain (loss)			787,514

Increase (decrease) in net assets from operations			$792,104

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,590	$(33,850)
Net realized gain (loss)		(8,198)	54,457
Realized gain distributions		60,146	201,740
Net change in unrealized appreciation (depreciation)		735,566	(1,155,391)

Increase (decrease) in net assets from operations		792,104	(933,044)

Contract owner transactions:
Proceeds from units sold		2,213,106	1,112,840
Cost of units redeemed		(702,741)	(1,708,120)
Account charges		(10,200)	(8,223)
Increase (decrease)		1,500,165	(603,503)
Net increase (decrease)		2,292,269	(1,536,547)
Net assets, beginning		3,362,319	4,898,866
Net assets, ending		$5,654,588	$3,362,319

Units sold		1,422,078	754,017
Units redeemed		(457,043)	(1,120,898)
Net increase (decrease)		965,035	(366,881)
Units outstanding, beginning		2,305,638	2,672,519
Units outstanding, ending		3,270,673	2,305,638

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,107,833
Cost of units redeemed/account charges			(7,463,562)
Net investment income (loss)			(129,089)
Net realized gain (loss)			982,979
Realized gain distributions			788,151
Net change in unrealized appreciation (depreciation)			368,276
Net assets			$5,654,588
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	3,271	$5,655	1.25%	18.6%	12/31/2023	$1.77	0	$0	1.00%	18.8%	12/31/2023	$1.80	0	$0	0.75%	19.1%
12/31/2022	1.46	2,306	3,362	1.25%	-20.4%	12/31/2022	1.49	0	0	1.00%	-20.2%	12/31/2022	1.51	0	0	0.75%	-20.0%
12/31/2021	1.83	2,673	4,899	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.4%	12/31/2021	1.89	0	0	0.75%	15.7%
12/31/2020	1.59	3,181	5,067	1.25%	17.2%	12/31/2020	1.62	0	0	1.00%	17.5%	12/31/2020	1.64	0	0	0.75%	17.8%
12/31/2019	1.36	2,822	3,833	1.25%	22.6%	12/31/2019	1.37	0	0	1.00%	22.9%	12/31/2019	1.39	0	0	0.75%	23.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.84	0	$0	0.50%	19.4%	12/31/2023	$1.88	0	$0	0.25%	19.7%	12/31/2023	$1.93	0	$0	0.00%	20.0%
12/31/2022	1.54	0	0	0.50%	-19.8%	12/31/2022	1.57	0	0	0.25%	-19.6%	12/31/2022	1.60	0	0	0.00%	-19.4%
12/31/2021	1.93	0	0	0.50%	16.0%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.1%	12/31/2020	1.68	0	0	0.25%	18.4%	12/31/2020	1.71	234	400	0.00%	18.7%
12/31/2019	1.41	0	0	0.50%	23.5%	12/31/2019	1.42	0	0	0.25%	23.9%	12/31/2019	1.44	214	308	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.3%
2021	0.4%
2020	0.4%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R4 Class - 06-997

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,475,095	$9,840,154	564,211
Receivables: investments sold	7,951
Payables: investments purchased	-
Net assets	$10,483,046

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,164,133	5,726,243	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.85
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	318,913	161,337	1.98
Total	$10,483,046	5,887,580

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$129,772
Mortality & expense charges			(106,981)
Net investment income (loss)			22,791

Gain (loss) on investments:
Net realized gain (loss)			(55,180)
Realized gain distributions			109,917
Net change in unrealized appreciation (depreciation)			1,500,396
Net gain (loss)			1,555,133

Increase (decrease) in net assets from operations			$1,577,924

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,791	$(73,415)
Net realized gain (loss)		(55,180)	175,345
Realized gain distributions		109,917	465,997
Net change in unrealized appreciation (depreciation)		1,500,396	(3,224,666)

Increase (decrease) in net assets from operations		1,577,924	(2,656,739)

Contract owner transactions:
Proceeds from units sold		2,386,673	3,721,628
Cost of units redeemed		(1,371,753)	(4,976,827)
Account charges		(14,620)	(14,694)
Increase (decrease)		1,000,300	(1,269,893)
Net increase (decrease)		2,578,224	(3,926,632)
Net assets, beginning		7,904,822	11,831,454
Net assets, ending		$10,483,046	$7,904,822

Units sold		1,498,619	2,243,645
Units redeemed		(891,449)	(3,275,991)
Net increase (decrease)		607,170	(1,032,346)
Units outstanding, beginning		5,280,410	6,312,756
Units outstanding, ending		5,887,580	5,280,410

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$21,303,097
Cost of units redeemed/account charges			(14,338,248)
Net investment income (loss)			(214,822)
Net realized gain (loss)			1,314,114
Realized gain distributions			1,783,964
Net change in unrealized appreciation (depreciation)			634,941
Net assets			$10,483,046
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	5,726	$10,164	1.25%	18.9%	12/31/2023	$1.81	0	$0	1.00%	19.2%	12/31/2023	$1.85	0	$0	0.75%	19.5%
12/31/2022	1.49	5,140	7,674	1.25%	-20.2%	12/31/2022	1.52	0	0	1.00%	-20.0%	12/31/2022	1.55	0	0	0.75%	-19.8%
12/31/2021	1.87	6,191	11,583	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%
12/31/2020	1.62	6,830	11,070	1.25%	17.6%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%
12/31/2019	1.38	5,914	8,154	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.41	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	0	$0	0.50%	19.8%	12/31/2023	$1.93	0	$0	0.25%	20.1%	12/31/2023	$1.98	161	$319	0.00%	20.4%
12/31/2022	1.58	0	0	0.50%	-19.6%	12/31/2022	1.61	0	0	0.25%	-19.4%	12/31/2022	1.64	141	231	0.00%	-19.2%
12/31/2021	1.97	0	0	0.50%	16.3%	12/31/2021	2.00	0	0	0.25%	16.6%	12/31/2021	2.03	122	248	0.00%	16.9%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	102	178	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	24.0%	12/31/2019	1.44	0	0	0.25%	24.3%	12/31/2019	1.46	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.5%
2021	0.7%
2020	0.6%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R3 Class - 06-998

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,201,448	$5,752,130	269,122
Receivables: investments sold	7,207
Payables: investments purchased	-
Net assets	$6,208,655

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,208,655	3,600,022	$1.72
Band 100	-	-	1.76
Band 75	-	-	1.80
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	-	-	1.92
Total	$6,208,655	3,600,022

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$57,004
Mortality & expense charges			(64,831)
Net investment income (loss)			(7,827)

Gain (loss) on investments:
Net realized gain (loss)			(1,888)
Realized gain distributions			64,226
Net change in unrealized appreciation (depreciation)			892,598
Net gain (loss)			954,936

Increase (decrease) in net assets from operations			$947,109

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,827)	$(49,578)
Net realized gain (loss)		(1,888)	(6,383)
Realized gain distributions		64,226	265,237
Net change in unrealized appreciation (depreciation)		892,598	(1,402,242)

Increase (decrease) in net assets from operations		947,109	(1,192,966)

Contract owner transactions:
Proceeds from units sold		1,628,926	1,496,231
Cost of units redeemed		(782,512)	(1,406,100)
Account charges		(14,133)	(11,129)
Increase (decrease)		832,281	79,002
Net increase (decrease)		1,779,390	(1,113,964)
Net assets, beginning		4,429,265	5,543,229
Net assets, ending		$6,208,655	$4,429,265

Units sold		1,063,795	1,005,302
Units redeemed		(522,972)	(971,198)
Net increase (decrease)		540,823	34,104
Units outstanding, beginning		3,059,199	3,025,095
Units outstanding, ending		3,600,022	3,059,199

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,590,680
Cost of units redeemed/account charges			(4,823,787)
Net investment income (loss)			(144,958)
Net realized gain (loss)			374,827
Realized gain distributions			762,575
Net change in unrealized appreciation (depreciation)			449,318
Net assets			$6,208,655
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	3,600	$6,209	1.25%	19.1%	12/31/2023	$1.76	0	$0	1.00%	19.4%	12/31/2023	$1.80	0	$0	0.75%	19.7%
12/31/2022	1.45	3,059	4,429	1.25%	-21.0%	12/31/2022	1.48	0	0	1.00%	-20.8%	12/31/2022	1.50	0	0	0.75%	-20.6%
12/31/2021	1.83	3,025	5,543	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.3%	12/31/2021	1.89	0	0	0.75%	15.6%
12/31/2020	1.59	2,740	4,363	1.25%	17.1%	12/31/2020	1.62	0	0	1.00%	17.4%	12/31/2020	1.64	0	0	0.75%	17.7%
12/31/2019	1.36	2,145	2,916	1.25%	22.7%	12/31/2019	1.38	0	0	1.00%	23.0%	12/31/2019	1.39	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.84	0	$0	0.50%	20.0%	12/31/2023	$1.88	0	$0	0.25%	20.3%	12/31/2023	$1.92	0	$0	0.00%	20.6%
12/31/2022	1.53	0	0	0.50%	-20.4%	12/31/2022	1.56	0	0	0.25%	-20.2%	12/31/2022	1.59	0	0	0.00%	-20.0%
12/31/2021	1.93	0	0	0.50%	15.9%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.0%	12/31/2020	1.68	0	0	0.25%	18.3%	12/31/2020	1.71	33	56	0.00%	18.6%
12/31/2019	1.41	0	0	0.50%	23.6%	12/31/2019	1.42	0	0	0.25%	23.9%	12/31/2019	1.44	28	40	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.2%
2021	0.4%
2020	0.4%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R4 Class - 06-999

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,632,172	$5,287,592	241,119
Receivables: investments sold	-
Payables: investments purchased	(4,451)
Net assets	$5,627,721

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,477,661	3,094,972	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.85
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	150,060	76,136	1.97
Total	$5,627,721	3,171,108

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$65,003
Mortality & expense charges			(54,631)
Net investment income (loss)			10,372

Gain (loss) on investments:
Net realized gain (loss)			(22,139)
Realized gain distributions			56,998
Net change in unrealized appreciation (depreciation)			782,833
Net gain (loss)			817,692

Increase (decrease) in net assets from operations			$828,064

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,372	$(38,417)
Net realized gain (loss)		(22,139)	39,537
Realized gain distributions		56,998	207,269
Net change in unrealized appreciation (depreciation)		782,833	(1,453,055)

Increase (decrease) in net assets from operations		828,064	(1,244,666)

Contract owner transactions:
Proceeds from units sold		1,897,714	2,040,835
Cost of units redeemed		(605,845)	(2,606,516)
Account charges		(10,414)	(8,573)
Increase (decrease)		1,281,455	(574,254)
Net increase (decrease)		2,109,519	(1,818,920)
Net assets, beginning		3,518,202	5,337,122
Net assets, ending		$5,627,721	$3,518,202

Units sold		1,187,148	1,260,193
Units redeemed		(385,692)	(1,740,768)
Net increase (decrease)		801,456	(480,575)
Units outstanding, beginning		2,369,652	2,850,227
Units outstanding, ending		3,171,108	2,369,652

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,344,209
Cost of units redeemed/account charges			(7,305,746)
Net investment income (loss)			(101,592)
Net realized gain (loss)			591,111
Realized gain distributions			755,159
Net change in unrealized appreciation (depreciation)			344,580
Net assets			$5,627,721
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	3,095	$5,478	1.25%	19.5%	12/31/2023	$1.81	0	$0	1.00%	19.8%	12/31/2023	$1.85	0	$0	0.75%	20.1%
12/31/2022	1.48	2,310	3,420	1.25%	-20.8%	12/31/2022	1.51	0	0	1.00%	-20.6%	12/31/2022	1.54	0	0	0.75%	-20.4%
12/31/2021	1.87	2,787	5,209	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%
12/31/2020	1.62	3,167	5,130	1.25%	17.5%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%
12/31/2019	1.38	2,631	3,627	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.41	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	0	$0	0.50%	20.4%	12/31/2023	$1.93	0	$0	0.25%	20.7%	12/31/2023	$1.97	76	$150	0.00%	21.0%
12/31/2022	1.57	0	0	0.50%	-20.2%	12/31/2022	1.60	0	0	0.25%	-20.0%	12/31/2022	1.63	60	98	0.00%	-19.8%
12/31/2021	1.96	0	0	0.50%	16.2%	12/31/2021	2.00	0	0	0.25%	16.5%	12/31/2021	2.03	63	128	0.00%	16.8%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	66	114	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	24.0%	12/31/2019	1.44	0	0	0.25%	24.3%	12/31/2019	1.46	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.4%
2021	0.6%
2020	0.6%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,831,472	$3,620,397	243,712
Receivables: investments sold	6,998
Payables: investments purchased	-
Net assets	$3,838,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,838,470	2,229,048	$1.72
Band 100	-	-	1.76
Band 75	-	-	1.80
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	-	-	1.92
Total	$3,838,470	2,229,048

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33,717
Mortality & expense charges			(34,751)
Net investment income (loss)			(1,034)

Gain (loss) on investments:
Net realized gain (loss)			(11,347)
Realized gain distributions			36,841
Net change in unrealized appreciation (depreciation)			510,074
Net gain (loss)			535,568

Increase (decrease) in net assets from operations			$534,534

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,034)	$(21,144)
Net realized gain (loss)		(11,347)	(8,125)
Realized gain distributions		36,841	115,266
Net change in unrealized appreciation (depreciation)		510,074	(576,050)

Increase (decrease) in net assets from operations		534,534	(490,053)

Contract owner transactions:
Proceeds from units sold		1,688,301	1,121,112
Cost of units redeemed		(520,215)	(690,078)
Account charges		(12,246)	(7,996)
Increase (decrease)		1,155,840	423,038
Net increase (decrease)		1,690,374	(67,015)
Net assets, beginning		2,148,096	2,215,111
Net assets, ending		$3,838,470	$2,148,096

Units sold		1,097,518	770,377
Units redeemed		(356,065)	(491,830)
Net increase (decrease)		741,453	278,547
Units outstanding, beginning		1,487,595	1,209,048
Units outstanding, ending		2,229,048	1,487,595

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,678,322
Cost of units redeemed/account charges			(2,439,444)
Net investment income (loss)			(45,916)
Net realized gain (loss)			168,917
Realized gain distributions			265,516
Net change in unrealized appreciation (depreciation)			211,075
Net assets			$3,838,470
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	2,229	$3,838	1.25%	19.3%	12/31/2023	$1.76	0	$0	1.00%	19.6%	12/31/2023	$1.80	0	$0	0.75%	19.8%
12/31/2022	1.44	1,488	2,148	1.25%	-21.2%	12/31/2022	1.47	0	0	1.00%	-21.0%	12/31/2022	1.50	0	0	0.75%	-20.8%
12/31/2021	1.83	1,209	2,215	1.25%	15.1%	12/31/2021	1.86	0	0	1.00%	15.3%	12/31/2021	1.89	0	0	0.75%	15.6%
12/31/2020	1.59	881	1,402	1.25%	17.1%	12/31/2020	1.61	0	0	1.00%	17.4%	12/31/2020	1.64	0	0	0.75%	17.7%
12/31/2019	1.36	516	701	1.25%	22.7%	12/31/2019	1.38	0	0	1.00%	23.0%	12/31/2019	1.39	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.84	0	$0	0.50%	20.1%	12/31/2023	$1.88	0	$0	0.25%	20.4%	12/31/2023	$1.92	0	$0	0.00%	20.7%
12/31/2022	1.53	0	0	0.50%	-20.6%	12/31/2022	1.56	0	0	0.25%	-20.4%	12/31/2022	1.59	0	0	0.00%	-20.2%
12/31/2021	1.93	0	0	0.50%	15.9%	12/31/2021	1.96	0	0	0.25%	16.2%	12/31/2021	1.99	0	0	0.00%	16.5%
12/31/2020	1.66	0	0	0.50%	18.0%	12/31/2020	1.68	0	0	0.25%	18.3%	12/31/2020	1.71	24	40	0.00%	18.6%
12/31/2019	1.41	0	0	0.50%	23.6%	12/31/2019	1.42	0	0	0.25%	24.0%	12/31/2019	1.44	10	14	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.2%
2021	0.5%
2020	0.4%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,571,566	$4,290,413	287,829
Receivables: investments sold	2,040
Payables: investments purchased	-
Net assets	$4,573,606

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,472,148	2,530,285	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.85
Band 50	-	-	1.89
Band 25	-	-	1.93
Band 0	101,458	51,547	1.97
Total	$4,573,606	2,581,832

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$50,822
Mortality & expense charges			(43,601)
Net investment income (loss)			7,221

Gain (loss) on investments:
Net realized gain (loss)			(21,313)
Realized gain distributions			43,214
Net change in unrealized appreciation (depreciation)			632,493
Net gain (loss)			654,394

Increase (decrease) in net assets from operations			$661,615

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,221	$(22,207)
Net realized gain (loss)		(21,313)	(26,277)
Realized gain distributions		43,214	147,294
Net change in unrealized appreciation (depreciation)		632,493	(808,882)

Increase (decrease) in net assets from operations		661,615	(710,072)

Contract owner transactions:
Proceeds from units sold		1,700,739	1,765,299
Cost of units redeemed		(572,746)	(1,222,936)
Account charges		(9,946)	(6,944)
Increase (decrease)		1,118,047	535,419
Net increase (decrease)		1,779,662	(174,653)
Net assets, beginning		2,793,944	2,968,597
Net assets, ending		$4,573,606	$2,793,944

Units sold		1,065,235	1,115,197
Units redeemed		(370,737)	(813,954)
Net increase (decrease)		694,498	301,243
Units outstanding, beginning		1,887,334	1,586,091
Units outstanding, ending		2,581,832	1,887,334

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,225,105
Cost of units redeemed/account charges			(5,579,791)
Net investment income (loss)			(47,140)
Net realized gain (loss)			313,697
Realized gain distributions			380,582
Net change in unrealized appreciation (depreciation)			281,153
Net assets			$4,573,606
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	2,530	$4,472	1.25%	19.7%	12/31/2023	$1.81	0	$0	1.00%	20.0%	12/31/2023	$1.85	0	$0	0.75%	20.3%
12/31/2022	1.48	1,839	2,716	1.25%	-21.0%	12/31/2022	1.51	0	0	1.00%	-20.8%	12/31/2022	1.53	0	0	0.75%	-20.6%
12/31/2021	1.87	1,550	2,896	1.25%	15.4%	12/31/2021	1.90	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	15.9%
12/31/2020	1.62	1,345	2,177	1.25%	17.5%	12/31/2020	1.64	0	0	1.00%	17.8%	12/31/2020	1.67	0	0	0.75%	18.1%
12/31/2019	1.38	1,140	1,570	1.25%	23.0%	12/31/2019	1.39	0	0	1.00%	23.3%	12/31/2019	1.41	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	0	$0	0.50%	20.6%	12/31/2023	$1.93	0	$0	0.25%	20.9%	12/31/2023	$1.97	52	$101	0.00%	21.2%
12/31/2022	1.56	0	0	0.50%	-20.4%	12/31/2022	1.59	0	0	0.25%	-20.2%	12/31/2022	1.62	48	78	0.00%	-20.0%
12/31/2021	1.96	0	0	0.50%	16.2%	12/31/2021	2.00	0	0	0.25%	16.5%	12/31/2021	2.03	36	72	0.00%	16.8%
12/31/2020	1.69	0	0	0.50%	18.4%	12/31/2020	1.71	0	0	0.25%	18.7%	12/31/2020	1.74	31	53	0.00%	19.0%
12/31/2019	1.43	0	0	0.50%	23.9%	12/31/2019	1.44	0	0	0.25%	24.2%	12/31/2019	1.46	0	0	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.5%
2021	0.8%
2020	0.6%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,655,347	$7,786,713	675,466
Receivables: investments sold	-
Payables: investments purchased	(2,308)
Net assets	$7,653,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,653,039	5,777,876	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$7,653,039	5,777,876

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$232,935
Mortality & expense charges			(88,290)
Net investment income (loss)			144,645

Gain (loss) on investments:
Net realized gain (loss)			(69,915)
Realized gain distributions			53,135
Net change in unrealized appreciation (depreciation)			413,501
Net gain (loss)			396,721

Increase (decrease) in net assets from operations			$541,366

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$144,645	$129,344
Net realized gain (loss)		(69,915)	(44,940)
Realized gain distributions		53,135	69,401
Net change in unrealized appreciation (depreciation)		413,501	(931,407)

Increase (decrease) in net assets from operations		541,366	(777,602)

Contract owner transactions:
Proceeds from units sold		1,025,555	5,330,713
Cost of units redeemed		(1,639,261)	(2,657,542)
Account charges		(24,432)	(13,222)
Increase (decrease)		(638,138)	2,659,949
Net increase (decrease)		(96,772)	1,882,347
Net assets, beginning		7,749,811	5,867,464
Net assets, ending		$7,653,039	$7,749,811

Units sold		840,631	4,490,129
Units redeemed		(1,342,375)	(2,476,443)
Net increase (decrease)		(501,744)	2,013,686
Units outstanding, beginning		6,279,620	4,265,934
Units outstanding, ending		5,777,876	6,279,620

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,020,473
Cost of units redeemed/account charges			(9,225,606)
Net investment income (loss)			502,308
Net realized gain (loss)			70,816
Realized gain distributions			416,414
Net change in unrealized appreciation (depreciation)			(131,366)
Net assets			$7,653,039
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	5,778	$7,653	1.25%	7.3%	12/31/2023	$1.35	0	$0	1.00%	7.6%	12/31/2023	$1.37	0	$0	0.75%	7.9%
12/31/2022	1.23	6,280	7,750	1.25%	-10.3%	12/31/2022	1.25	0	0	1.00%	-10.0%	12/31/2022	1.27	0	0	0.75%	-9.8%
12/31/2021	1.38	4,266	5,867	1.25%	8.0%	12/31/2021	1.39	0	0	1.00%	8.2%	12/31/2021	1.41	0	0	0.75%	8.5%
12/31/2020	1.27	4,050	5,160	1.25%	7.9%	12/31/2020	1.29	0	0	1.00%	8.2%	12/31/2020	1.30	0	0	0.75%	8.4%
12/31/2019	1.18	3,243	3,829	1.25%	12.5%	12/31/2019	1.19	0	0	1.00%	12.7%	12/31/2019	1.20	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	8.1%	12/31/2023	$1.42	0	$0	0.25%	8.4%	12/31/2023	$1.45	0	$0	0.00%	8.7%
12/31/2022	1.29	0	0	0.50%	-9.6%	12/31/2022	1.31	0	0	0.25%	-9.4%	12/31/2022	1.33	0	0	0.00%	-9.1%
12/31/2021	1.43	0	0	0.50%	8.8%	12/31/2021	1.45	0	0	0.25%	9.0%	12/31/2021	1.47	0	0	0.00%	9.3%
12/31/2020	1.31	0	0	0.50%	8.7%	12/31/2020	1.33	0	0	0.25%	9.0%	12/31/2020	1.34	0	0	0.00%	9.3%
12/31/2019	1.21	0	0	0.50%	13.3%	12/31/2019	1.22	0	0	0.25%	13.6%	12/31/2019	1.23	0	0	0.00%	13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	3.1%
2021	1.9%
2020	3.0%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,456,618	$6,412,641	539,658
Receivables: investments sold	-
Payables: investments purchased	(23,894)
Net assets	$6,432,724

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,432,724	4,739,081	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$6,432,724	4,739,081

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$191,591
Mortality & expense charges			(81,810)
Net investment income (loss)			109,781

Gain (loss) on investments:
Net realized gain (loss)			(120,970)
Realized gain distributions			48,498
Net change in unrealized appreciation (depreciation)			509,322
Net gain (loss)			436,850

Increase (decrease) in net assets from operations			$546,631

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$109,781	$94,256
Net realized gain (loss)		(120,970)	(2,395)
Realized gain distributions		48,498	65,111
Net change in unrealized appreciation (depreciation)		509,322	(851,772)

Increase (decrease) in net assets from operations		546,631	(694,800)

Contract owner transactions:
Proceeds from units sold		1,347,239	3,358,075
Cost of units redeemed		(3,053,955)	(767,606)
Account charges		(7,765)	(6,095)
Increase (decrease)		(1,714,481)	2,584,374
Net increase (decrease)		(1,167,850)	1,889,574
Net assets, beginning		7,600,574	5,711,000
Net assets, ending		$6,432,724	$7,600,574

Units sold		1,075,364	2,684,628
Units redeemed		(2,395,820)	(660,985)
Net increase (decrease)		(1,320,456)	2,023,643
Units outstanding, beginning		6,059,537	4,035,894
Units outstanding, ending		4,739,081	6,059,537

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,281,237
Cost of units redeemed/account charges			(8,903,997)
Net investment income (loss)			407,087
Net realized gain (loss)			103,282
Realized gain distributions			501,138
Net change in unrealized appreciation (depreciation)			43,977
Net assets			$6,432,724
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	4,739	$6,433	1.25%	8.2%	12/31/2023	$1.38	0	$0	1.00%	8.5%	12/31/2023	$1.41	0	$0	0.75%	8.8%
12/31/2022	1.25	6,060	7,601	1.25%	-11.4%	12/31/2022	1.27	0	0	1.00%	-11.1%	12/31/2022	1.29	0	0	0.75%	-10.9%
12/31/2021	1.42	4,036	5,711	1.25%	8.9%	12/31/2021	1.43	0	0	1.00%	9.2%	12/31/2021	1.45	0	0	0.75%	9.4%
12/31/2020	1.30	3,888	5,052	1.25%	8.6%	12/31/2020	1.31	0	0	1.00%	8.9%	12/31/2020	1.33	0	0	0.75%	9.1%
12/31/2019	1.20	2,783	3,330	1.25%	13.5%	12/31/2019	1.21	0	0	1.00%	13.8%	12/31/2019	1.22	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	9.0%	12/31/2023	$1.46	0	$0	0.25%	9.3%	12/31/2023	$1.48	0	$0	0.00%	9.6%
12/31/2022	1.31	0	0	0.50%	-10.7%	12/31/2022	1.33	0	0	0.25%	-10.5%	12/31/2022	1.35	0	0	0.00%	-10.2%
12/31/2021	1.47	0	0	0.50%	9.7%	12/31/2021	1.49	0	0	0.25%	10.0%	12/31/2021	1.51	0	0	0.00%	10.3%
12/31/2020	1.34	0	0	0.50%	9.4%	12/31/2020	1.35	0	0	0.25%	9.7%	12/31/2020	1.37	0	0	0.00%	10.0%
12/31/2019	1.22	0	0	0.50%	14.4%	12/31/2019	1.23	0	0	0.25%	14.7%	12/31/2019	1.24	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.5%
2021	1.9%
2020	3.2%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,714,029	$32,621,492	2,457,018
Receivables: investments sold	300,925
Payables: investments purchased	-
Net assets	$32,014,954

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,014,954	22,854,715	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$32,014,954	22,854,715

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$919,502
Mortality & expense charges			(374,421)
Net investment income (loss)			545,081

Gain (loss) on investments:
Net realized gain (loss)			(613,487)
Realized gain distributions			179,846
Net change in unrealized appreciation (depreciation)			2,524,341
Net gain (loss)			2,090,700

Increase (decrease) in net assets from operations			$2,635,781

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$545,081	$431,342
Net realized gain (loss)		(613,487)	(255,957)
Realized gain distributions		179,846	408,100
Net change in unrealized appreciation (depreciation)		2,524,341	(4,591,281)

Increase (decrease) in net assets from operations		2,635,781	(4,007,796)

Contract owner transactions:
Proceeds from units sold		6,158,794	10,765,108
Cost of units redeemed		(6,473,784)	(9,627,854)
Account charges		(31,699)	(25,165)
Increase (decrease)		(346,689)	1,112,089
Net increase (decrease)		2,289,092	(2,895,707)
Net assets, beginning		29,725,862	32,621,569
Net assets, ending		$32,014,954	$29,725,862

Units sold		4,822,964	8,423,342
Units redeemed		(5,118,871)	(7,600,157)
Net increase (decrease)		(295,907)	823,185
Units outstanding, beginning		23,150,622	22,327,437
Units outstanding, ending		22,854,715	23,150,622

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$66,655,117
Cost of units redeemed/account charges			(38,622,068)
Net investment income (loss)			1,846,467
Net realized gain (loss)			(22,741)
Realized gain distributions			3,065,642
Net change in unrealized appreciation (depreciation)			(907,463)
Net assets			$32,014,954
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	22,855	$32,015	1.25%	9.1%	12/31/2023	$1.43	0	$0	1.00%	9.4%	12/31/2023	$1.45	0	$0	0.75%	9.6%
12/31/2022	1.28	23,151	29,726	1.25%	-12.1%	12/31/2022	1.30	0	0	1.00%	-11.9%	12/31/2022	1.32	0	0	0.75%	-11.7%
12/31/2021	1.46	22,327	32,622	1.25%	9.3%	12/31/2021	1.48	0	0	1.00%	9.5%	12/31/2021	1.50	0	0	0.75%	9.8%
12/31/2020	1.34	16,908	22,609	1.25%	9.6%	12/31/2020	1.35	0	0	1.00%	9.9%	12/31/2020	1.36	0	0	0.75%	10.2%
12/31/2019	1.22	14,890	18,164	1.25%	14.2%	12/31/2019	1.23	0	0	1.00%	14.4%	12/31/2019	1.24	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	9.9%	12/31/2023	$1.50	0	$0	0.25%	10.2%	12/31/2023	$1.53	0	$0	0.00%	10.5%
12/31/2022	1.34	0	0	0.50%	-11.5%	12/31/2022	1.36	0	0	0.25%	-11.2%	12/31/2022	1.39	0	0	0.00%	-11.0%
12/31/2021	1.52	0	0	0.50%	10.1%	12/31/2021	1.54	0	0	0.25%	10.4%	12/31/2021	1.56	0	0	0.00%	10.6%
12/31/2020	1.38	0	0	0.50%	10.4%	12/31/2020	1.39	0	0	0.25%	10.7%	12/31/2020	1.41	0	0	0.00%	11.0%
12/31/2019	1.25	0	0	0.50%	15.0%	12/31/2019	1.26	0	0	0.25%	15.3%	12/31/2019	1.27	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	2.6%
2021	1.9%
2020	2.8%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,454,530	$50,736,502	3,448,654
Receivables: investments sold	68,257
Payables: investments purchased	-
Net assets	$50,522,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,384,853	33,301,968	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	1,137,934	702,552	1.62
Total	$50,522,787	34,004,520

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,309,672
Mortality & expense charges			(568,337)
Net investment income (loss)			741,335

Gain (loss) on investments:
Net realized gain (loss)			(570,581)
Realized gain distributions			335,241
Net change in unrealized appreciation (depreciation)			4,291,384
Net gain (loss)			4,056,044

Increase (decrease) in net assets from operations			$4,797,379

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$741,335	$483,368
Net realized gain (loss)		(570,581)	(181,355)
Realized gain distributions		335,241	726,846
Net change in unrealized appreciation (depreciation)		4,291,384	(7,393,800)

Increase (decrease) in net assets from operations		4,797,379	(6,364,941)

Contract owner transactions:
Proceeds from units sold		12,623,903	15,750,492
Cost of units redeemed		(12,286,110)	(9,660,566)
Account charges		(51,383)	(43,768)
Increase (decrease)		286,410	6,046,158
Net increase (decrease)		5,083,789	(318,783)
Net assets, beginning		45,438,998	45,757,781
Net assets, ending		$50,522,787	$45,438,998

Units sold		12,176,602	11,690,227
Units redeemed		(12,048,386)	(7,213,547)
Net increase (decrease)		128,216	4,476,680
Units outstanding, beginning		33,876,304	29,399,624
Units outstanding, ending		34,004,520	33,876,304

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$85,400,808
Cost of units redeemed/account charges			(41,436,987)
Net investment income (loss)			1,969,314
Net realized gain (loss)			381,353
Realized gain distributions			4,490,271
Net change in unrealized appreciation (depreciation)			(281,972)
Net assets			$50,522,787
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	33,302	$49,385	1.25%	10.6%	12/31/2023	$1.51	0	$0	1.00%	10.8%	12/31/2023	$1.54	0	$0	0.75%	11.1%
12/31/2022	1.34	33,876	45,439	1.25%	-13.8%	12/31/2022	1.36	0	0	1.00%	-13.6%	12/31/2022	1.38	0	0	0.75%	-13.4%
12/31/2021	1.56	29,400	45,758	1.25%	10.1%	12/31/2021	1.58	0	0	1.00%	10.3%	12/31/2021	1.60	0	0	0.75%	10.6%
12/31/2020	1.41	21,841	30,889	1.25%	12.3%	12/31/2020	1.43	0	0	1.00%	12.5%	12/31/2020	1.44	0	0	0.75%	12.8%
12/31/2019	1.26	15,515	19,546	1.25%	16.4%	12/31/2019	1.27	0	0	1.00%	16.7%	12/31/2019	1.28	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	11.4%	12/31/2023	$1.59	0	$0	0.25%	11.7%	12/31/2023	$1.62	703	$1,138	0.00%	11.9%
12/31/2022	1.40	0	0	0.50%	-13.2%	12/31/2022	1.43	0	0	0.25%	-13.0%	12/31/2022	1.45	0	0	0.00%	-12.7%
12/31/2021	1.62	0	0	0.50%	10.9%	12/31/2021	1.64	0	0	0.25%	11.2%	12/31/2021	1.66	0	0	0.00%	11.4%
12/31/2020	1.46	0	0	0.50%	13.1%	12/31/2020	1.47	0	0	0.25%	13.4%	12/31/2020	1.49	0	0	0.00%	13.7%
12/31/2019	1.29	0	0	0.50%	17.3%	12/31/2019	1.30	0	0	0.25%	17.6%	12/31/2019	1.31	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.2%
2021	1.6%
2020	2.3%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,378,765	$65,881,196	4,159,910
Receivables: investments sold	94,990
Payables: investments purchased	-
Net assets	$67,473,755

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,078,591	42,308,919	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	395,164	228,201	1.73
Total	$67,473,755	42,537,120

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,500,454
Mortality & expense charges			(740,975)
Net investment income (loss)			759,479

Gain (loss) on investments:
Net realized gain (loss)			(170,000)
Realized gain distributions			457,588
Net change in unrealized appreciation (depreciation)			6,402,711
Net gain (loss)			6,690,299

Increase (decrease) in net assets from operations			$7,449,778

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$759,479	$464,553
Net realized gain (loss)		(170,000)	130,667
Realized gain distributions		457,588	1,326,189
Net change in unrealized appreciation (depreciation)		6,402,711	(10,203,880)

Increase (decrease) in net assets from operations		7,449,778	(8,282,471)

Contract owner transactions:
Proceeds from units sold		14,302,222	16,804,291
Cost of units redeemed		(8,335,243)	(6,633,710)
Account charges		(72,520)	(47,150)
Increase (decrease)		5,894,459	10,123,431
Net increase (decrease)		13,344,237	1,840,960
Net assets, beginning		54,129,518	52,288,558
Net assets, ending		$67,473,755	$54,129,518

Units sold		10,560,967	11,659,577
Units redeemed		(6,637,838)	(4,540,240)
Net increase (decrease)		3,923,129	7,119,337
Units outstanding, beginning		38,613,991	31,494,654
Units outstanding, ending		42,537,120	38,613,991

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$96,305,611
Cost of units redeemed/account charges			(39,348,731)
Net investment income (loss)			1,784,113
Net realized gain (loss)			1,206,841
Realized gain distributions			6,028,352
Net change in unrealized appreciation (depreciation)			1,497,569
Net assets			$67,473,755
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	42,309	$67,079	1.25%	13.1%	12/31/2023	$1.61	0	$0	1.00%	13.4%	12/31/2023	$1.64	0	$0	0.75%	13.7%
12/31/2022	1.40	38,614	54,130	1.25%	-15.6%	12/31/2022	1.42	0	0	1.00%	-15.4%	12/31/2022	1.44	0	0	0.75%	-15.1%
12/31/2021	1.66	31,495	52,289	1.25%	11.8%	12/31/2021	1.68	0	0	1.00%	12.0%	12/31/2021	1.70	0	0	0.75%	12.3%
12/31/2020	1.49	23,938	35,563	1.25%	13.7%	12/31/2020	1.50	0	0	1.00%	14.0%	12/31/2020	1.52	0	0	0.75%	14.3%
12/31/2019	1.31	14,396	18,806	1.25%	18.6%	12/31/2019	1.32	0	0	1.00%	18.9%	12/31/2019	1.33	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	13.9%	12/31/2023	$1.70	0	$0	0.25%	14.2%	12/31/2023	$1.73	228	$395	0.00%	14.5%
12/31/2022	1.47	0	0	0.50%	-14.9%	12/31/2022	1.49	0	0	0.25%	-14.7%	12/31/2022	1.51	0	0	0.00%	-14.5%
12/31/2021	1.72	0	0	0.50%	12.6%	12/31/2021	1.75	0	0	0.25%	12.9%	12/31/2021	1.77	0	0	0.00%	13.2%
12/31/2020	1.53	0	0	0.50%	14.6%	12/31/2020	1.55	0	0	0.25%	14.9%	12/31/2020	1.56	0	0	0.00%	15.2%
12/31/2019	1.34	0	0	0.50%	19.5%	12/31/2019	1.35	0	0	0.25%	19.8%	12/31/2019	1.36	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.0%
2021	1.4%
2020	2.1%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,202,479	$61,289,386	3,567,045
Receivables: investments sold	-
Payables: investments purchased	(244,121)
Net assets	$62,958,358

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,526,766	36,443,987	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.84
Band 0	431,592	230,318	1.87
Total	$62,958,358	36,674,305

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,241,221
Mortality & expense charges			(682,255)
Net investment income (loss)			558,966

Gain (loss) on investments:
Net realized gain (loss)			(164,032)
Realized gain distributions			544,011
Net change in unrealized appreciation (depreciation)			7,148,764
Net gain (loss)			7,528,743

Increase (decrease) in net assets from operations			$8,087,709

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$558,966	$246,566
Net realized gain (loss)		(164,032)	(21,004)
Realized gain distributions		544,011	1,812,098
Net change in unrealized appreciation (depreciation)		7,148,764	(10,613,294)

Increase (decrease) in net assets from operations		8,087,709	(8,575,634)

Contract owner transactions:
Proceeds from units sold		13,049,254	14,533,028
Cost of units redeemed		(7,339,040)	(5,189,055)
Account charges		(70,062)	(46,187)
Increase (decrease)		5,640,152	9,297,786
Net increase (decrease)		13,727,861	722,152
Net assets, beginning		49,230,497	48,508,345
Net assets, ending		$62,958,358	$49,230,497

Units sold		9,249,579	9,569,876
Units redeemed		(5,703,588)	(3,443,086)
Net increase (decrease)		3,545,991	6,126,790
Units outstanding, beginning		33,128,314	27,001,524
Units outstanding, ending		36,674,305	33,128,314

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$82,289,644
Cost of units redeemed/account charges			(29,224,341)
Net investment income (loss)			1,140,982
Net realized gain (loss)			924,568
Realized gain distributions			5,914,412
Net change in unrealized appreciation (depreciation)			1,913,093
Net assets			$62,958,358
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	36,444	$62,527	1.25%	15.5%	12/31/2023	$1.75	0	$0	1.00%	15.7%	12/31/2023	$1.78	0	$0	0.75%	16.0%
12/31/2022	1.49	33,128	49,230	1.25%	-17.3%	12/31/2022	1.51	0	0	1.00%	-17.1%	12/31/2022	1.53	0	0	0.75%	-16.9%
12/31/2021	1.80	27,002	48,508	1.25%	14.1%	12/31/2021	1.82	0	0	1.00%	14.4%	12/31/2021	1.84	0	0	0.75%	14.7%
12/31/2020	1.57	18,723	29,479	1.25%	16.1%	12/31/2020	1.59	0	0	1.00%	16.4%	12/31/2020	1.61	0	0	0.75%	16.7%
12/31/2019	1.36	12,721	17,253	1.25%	21.8%	12/31/2019	1.37	0	0	1.00%	22.1%	12/31/2019	1.38	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	0	$0	0.50%	16.3%	12/31/2023	$1.84	0	$0	0.25%	16.6%	12/31/2023	$1.87	230	$432	0.00%	16.9%
12/31/2022	1.56	0	0	0.50%	-16.7%	12/31/2022	1.58	0	0	0.25%	-16.5%	12/31/2022	1.60	0	0	0.00%	-16.2%
12/31/2021	1.87	0	0	0.50%	15.0%	12/31/2021	1.89	0	0	0.25%	15.2%	12/31/2021	1.91	0	0	0.00%	15.5%
12/31/2020	1.62	0	0	0.50%	17.0%	12/31/2020	1.64	0	0	0.25%	17.3%	12/31/2020	1.66	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	22.7%	12/31/2019	1.40	0	0	0.25%	23.0%	12/31/2019	1.41	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.7%
2021	1.4%
2020	1.5%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,576,768	$59,368,663	3,370,290
Receivables: investments sold	43,235
Payables: investments purchased	-
Net assets	$62,620,003

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,361,510	34,965,039	$1.78
Band 100	-	-	1.82
Band 75	-	-	1.85
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	258,493	132,695	1.95
Total	$62,620,003	35,097,734

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,074,370
Mortality & expense charges			(662,627)
Net investment income (loss)			411,743

Gain (loss) on investments:
Net realized gain (loss)			(57,038)
Realized gain distributions			630,118
Net change in unrealized appreciation (depreciation)			7,977,078
Net gain (loss)			8,550,158

Increase (decrease) in net assets from operations			$8,961,901

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$411,743	$73,868
Net realized gain (loss)		(57,038)	134,928
Realized gain distributions		630,118	2,317,643
Net change in unrealized appreciation (depreciation)		7,977,078	(11,543,979)

Increase (decrease) in net assets from operations		8,961,901	(9,017,540)

Contract owner transactions:
Proceeds from units sold		13,932,877	13,915,380
Cost of units redeemed		(7,239,073)	(5,477,200)
Account charges		(71,937)	(50,593)
Increase (decrease)		6,621,867	8,387,587
Net increase (decrease)		15,583,768	(629,953)
Net assets, beginning		47,036,235	47,666,188
Net assets, ending		$62,620,003	$47,036,235

Units sold		8,977,648	9,040,433
Units redeemed		(4,959,840)	(3,608,091)
Net increase (decrease)		4,017,808	5,432,342
Units outstanding, beginning		31,079,926	25,647,584
Units outstanding, ending		35,097,734	31,079,926

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$80,692,472
Cost of units redeemed/account charges			(30,075,704)
Net investment income (loss)			705,116
Net realized gain (loss)			1,401,207
Realized gain distributions			6,688,807
Net change in unrealized appreciation (depreciation)			3,208,105
Net assets			$62,620,003
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	34,965	$62,362	1.25%	17.9%	12/31/2023	$1.82	0	$0	1.00%	18.1%	12/31/2023	$1.85	0	$0	0.75%	18.4%
12/31/2022	1.51	31,080	47,036	1.25%	-18.6%	12/31/2022	1.54	0	0	1.00%	-18.4%	12/31/2022	1.56	0	0	0.75%	-18.2%
12/31/2021	1.86	25,648	47,666	1.25%	15.4%	12/31/2021	1.88	0	0	1.00%	15.7%	12/31/2021	1.91	0	0	0.75%	16.0%
12/31/2020	1.61	19,281	31,058	1.25%	17.3%	12/31/2020	1.63	0	0	1.00%	17.6%	12/31/2020	1.64	0	0	0.75%	17.9%
12/31/2019	1.37	14,726	20,223	1.25%	22.9%	12/31/2019	1.38	0	0	1.00%	23.2%	12/31/2019	1.39	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	0	$0	0.50%	18.7%	12/31/2023	$1.91	0	$0	0.25%	19.0%	12/31/2023	$1.95	133	$258	0.00%	19.3%
12/31/2022	1.58	0	0	0.50%	-18.0%	12/31/2022	1.61	0	0	0.25%	-17.8%	12/31/2022	1.63	0	0	0.00%	-17.5%
12/31/2021	1.93	0	0	0.50%	16.2%	12/31/2021	1.95	0	0	0.25%	16.5%	12/31/2021	1.98	0	0	0.00%	16.8%
12/31/2020	1.66	0	0	0.50%	18.2%	12/31/2020	1.68	0	0	0.25%	18.5%	12/31/2020	1.69	0	0	0.00%	18.8%
12/31/2019	1.41	0	0	0.50%	23.8%	12/31/2019	1.42	0	0	0.25%	24.1%	12/31/2019	1.43	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.3%
2021	1.2%
2020	1.2%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,253,236	$55,872,514	3,055,648
Receivables: investments sold	17,989
Payables: investments purchased	-
Net assets	$58,271,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,850,054	32,091,406	$1.80
Band 100	-	-	1.83
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.93
Band 0	421,171	213,910	1.97
Total	$58,271,225	32,305,316

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$949,915
Mortality & expense charges			(621,343)
Net investment income (loss)			328,572

Gain (loss) on investments:
Net realized gain (loss)			(112,913)
Realized gain distributions			609,958
Net change in unrealized appreciation (depreciation)			7,917,614
Net gain (loss)			8,414,659

Increase (decrease) in net assets from operations			$8,743,231

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$328,572	$(28,409)
Net realized gain (loss)		(112,913)	43,736
Realized gain distributions		609,958	2,342,325
Net change in unrealized appreciation (depreciation)		7,917,614	(11,131,148)

Increase (decrease) in net assets from operations		8,743,231	(8,773,496)

Contract owner transactions:
Proceeds from units sold		12,402,725	12,736,650
Cost of units redeemed		(6,326,882)	(4,816,234)
Account charges		(54,309)	(36,168)
Increase (decrease)		6,021,534	7,884,248
Net increase (decrease)		14,764,765	(889,248)
Net assets, beginning		43,506,460	44,395,708
Net assets, ending		$58,271,225	$43,506,460

Units sold		8,526,767	8,162,452
Units redeemed		(4,860,929)	(3,136,783)
Net increase (decrease)		3,665,838	5,025,669
Units outstanding, beginning		28,639,478	23,613,809
Units outstanding, ending		32,305,316	28,639,478

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$72,385,522
Cost of units redeemed/account charges			(23,923,148)
Net investment income (loss)			435,246
Net realized gain (loss)			1,116,732
Realized gain distributions			5,876,151
Net change in unrealized appreciation (depreciation)			2,380,722
Net assets			$58,271,225
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	32,091	$57,850	1.25%	18.7%	12/31/2023	$1.83	0	$0	1.00%	19.0%	12/31/2023	$1.87	0	$0	0.75%	19.3%
12/31/2022	1.52	28,639	43,506	1.25%	-19.2%	12/31/2022	1.54	0	0	1.00%	-19.0%	12/31/2022	1.57	0	0	0.75%	-18.8%
12/31/2021	1.88	23,614	44,396	1.25%	15.7%	12/31/2021	1.90	0	0	1.00%	16.0%	12/31/2021	1.93	0	0	0.75%	16.3%
12/31/2020	1.62	15,124	24,570	1.25%	17.7%	12/31/2020	1.64	0	0	1.00%	18.0%	12/31/2020	1.66	0	0	0.75%	18.3%
12/31/2019	1.38	9,908	13,673	1.25%	23.1%	12/31/2019	1.39	0	0	1.00%	23.4%	12/31/2019	1.40	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.90	0	$0	0.50%	19.6%	12/31/2023	$1.93	0	$0	0.25%	19.9%	12/31/2023	$1.97	214	$421	0.00%	20.2%
12/31/2022	1.59	0	0	0.50%	-18.6%	12/31/2022	1.61	0	0	0.25%	-18.4%	12/31/2022	1.64	0	0	0.00%	-18.2%
12/31/2021	1.95	0	0	0.50%	16.6%	12/31/2021	1.98	0	0	0.25%	16.9%	12/31/2021	2.00	0	0	0.00%	17.2%
12/31/2020	1.67	0	0	0.50%	18.6%	12/31/2020	1.69	0	0	0.25%	18.9%	12/31/2020	1.71	0	0	0.00%	19.2%
12/31/2019	1.41	0	0	0.50%	24.1%	12/31/2019	1.42	0	0	0.25%	24.4%	12/31/2019	1.43	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.1%
2021	1.2%
2020	1.2%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,395,170	$48,804,767	2,741,833
Receivables: investments sold	14,207
Payables: investments purchased	-
Net assets	$51,409,377

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,197,286	28,297,957	$1.81
Band 100	-	-	1.84
Band 75	-	-	1.87
Band 50	-	-	1.91
Band 25	-	-	1.94
Band 0	212,091	107,332	1.98
Total	$51,409,377	28,405,289

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$786,549
Mortality & expense charges			(532,527)
Net investment income (loss)			254,022

Gain (loss) on investments:
Net realized gain (loss)			(135,060)
Realized gain distributions			533,958
Net change in unrealized appreciation (depreciation)			7,043,139
Net gain (loss)			7,442,037

Increase (decrease) in net assets from operations			$7,696,059

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$254,022	$(44,172)
Net realized gain (loss)		(135,060)	100,431
Realized gain distributions		533,958	2,129,337
Net change in unrealized appreciation (depreciation)		7,043,139	(9,358,187)

Increase (decrease) in net assets from operations		7,696,059	(7,172,591)

Contract owner transactions:
Proceeds from units sold		13,463,357	14,789,158
Cost of units redeemed		(6,191,761)	(5,593,336)
Account charges		(62,282)	(38,151)
Increase (decrease)		7,209,314	9,157,671
Net increase (decrease)		14,905,373	1,985,080
Net assets, beginning		36,504,004	34,518,924
Net assets, ending		$51,409,377	$36,504,004

Units sold		8,523,640	9,460,957
Units redeemed		(4,196,413)	(3,620,427)
Net increase (decrease)		4,327,227	5,840,530
Units outstanding, beginning		24,078,062	18,237,532
Units outstanding, ending		28,405,289	24,078,062

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$63,778,368
Cost of units redeemed/account charges			(20,786,024)
Net investment income (loss)			295,790
Net realized gain (loss)			634,498
Realized gain distributions			4,896,342
Net change in unrealized appreciation (depreciation)			2,590,403
Net assets			$51,409,377
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	28,298	$51,197	1.25%	19.3%	12/31/2023	$1.84	0	$0	1.00%	19.6%	12/31/2023	$1.87	0	$0	0.75%	19.9%
12/31/2022	1.52	24,078	36,504	1.25%	-19.9%	12/31/2022	1.54	0	0	1.00%	-19.7%	12/31/2022	1.56	0	0	0.75%	-19.5%
12/31/2021	1.89	18,238	34,519	1.25%	15.8%	12/31/2021	1.92	0	0	1.00%	16.1%	12/31/2021	1.94	0	0	0.75%	16.4%
12/31/2020	1.63	12,105	19,784	1.25%	17.9%	12/31/2020	1.65	0	0	1.00%	18.2%	12/31/2020	1.67	0	0	0.75%	18.5%
12/31/2019	1.39	8,663	12,004	1.25%	23.5%	12/31/2019	1.40	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.91	0	$0	0.50%	20.2%	12/31/2023	$1.94	0	$0	0.25%	20.5%	12/31/2023	$1.98	107	$212	0.00%	20.8%
12/31/2022	1.59	0	0	0.50%	-19.3%	12/31/2022	1.61	0	0	0.25%	-19.1%	12/31/2022	1.64	0	0	0.00%	-18.9%
12/31/2021	1.97	0	0	0.50%	16.7%	12/31/2021	1.99	0	0	0.25%	17.0%	12/31/2021	2.02	0	0	0.00%	17.3%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.4%	12/31/2019	1.43	0	0	0.25%	24.7%	12/31/2019	1.44	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.0%
2021	1.3%
2020	1.1%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,371,129	$34,919,233	1,540,137
Receivables: investments sold	53,115
Payables: investments purchased	-
Net assets	$36,424,244

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,693,469	19,789,423	$1.80
Band 100	-	-	1.84
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.94
Band 0	730,775	370,947	1.97
Total	$36,424,244	20,160,370

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$521,446
Mortality & expense charges			(369,659)
Net investment income (loss)			151,787

Gain (loss) on investments:
Net realized gain (loss)			(98,302)
Realized gain distributions			363,187
Net change in unrealized appreciation (depreciation)			5,156,774
Net gain (loss)			5,421,659

Increase (decrease) in net assets from operations			$5,573,446

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$151,787	$(59,600)
Net realized gain (loss)		(98,302)	35,034
Realized gain distributions		363,187	1,417,304
Net change in unrealized appreciation (depreciation)		5,156,774	(6,100,719)

Increase (decrease) in net assets from operations		5,573,446	(4,707,981)

Contract owner transactions:
Proceeds from units sold		10,780,768	11,121,126
Cost of units redeemed		(5,011,237)	(2,575,836)
Account charges		(40,772)	(24,829)
Increase (decrease)		5,728,759	8,520,461
Net increase (decrease)		11,302,205	3,812,480
Net assets, beginning		25,122,039	21,309,559
Net assets, ending		$36,424,244	$25,122,039

Units sold		7,840,404	7,102,300
Units redeemed		(4,380,319)	(1,664,234)
Net increase (decrease)		3,460,085	5,438,066
Units outstanding, beginning		16,700,285	11,262,219
Units outstanding, ending		20,160,370	16,700,285

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$45,727,448
Cost of units redeemed/account charges			(14,560,040)
Net investment income (loss)			141,213
Net realized gain (loss)			644,949
Realized gain distributions			3,018,778
Net change in unrealized appreciation (depreciation)			1,451,896
Net assets			$36,424,244
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	19,789	$35,693	1.25%	19.9%	12/31/2023	$1.84	0	$0	1.00%	20.2%	12/31/2023	$1.87	0	$0	0.75%	20.5%
12/31/2022	1.50	16,700	25,122	1.25%	-20.5%	12/31/2022	1.53	0	0	1.00%	-20.3%	12/31/2022	1.55	0	0	0.75%	-20.1%
12/31/2021	1.89	11,262	21,310	1.25%	15.8%	12/31/2021	1.92	0	0	1.00%	16.1%	12/31/2021	1.94	0	0	0.75%	16.4%
12/31/2020	1.63	6,617	10,810	1.25%	17.9%	12/31/2020	1.65	0	0	1.00%	18.2%	12/31/2020	1.67	0	0	0.75%	18.5%
12/31/2019	1.39	4,473	6,198	1.25%	23.5%	12/31/2019	1.40	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.90	0	$0	0.50%	20.8%	12/31/2023	$1.94	0	$0	0.25%	21.1%	12/31/2023	$1.97	371	$731	0.00%	21.4%
12/31/2022	1.57	0	0	0.50%	-19.9%	12/31/2022	1.60	0	0	0.25%	-19.7%	12/31/2022	1.62	0	0	0.00%	-19.5%
12/31/2021	1.97	0	0	0.50%	16.7%	12/31/2021	1.99	0	0	0.25%	17.0%	12/31/2021	2.02	0	0	0.00%	17.3%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.5%	12/31/2019	1.43	0	0	0.25%	24.8%	12/31/2019	1.44	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	0.9%
2021	1.2%
2020	1.1%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,608,156	$14,784,047	975,907
Receivables: investments sold	25,888
Payables: investments purchased	-
Net assets	$15,634,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,600,509	8,662,589	$1.80
Band 100	-	-	1.83
Band 75	-	-	1.87
Band 50	-	-	1.90
Band 25	-	-	1.93
Band 0	33,535	17,049	1.97
Total	$15,634,044	8,679,638

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$216,559
Mortality & expense charges			(156,905)
Net investment income (loss)			59,654

Gain (loss) on investments:
Net realized gain (loss)			(49,346)
Realized gain distributions			146,362
Net change in unrealized appreciation (depreciation)			2,196,012
Net gain (loss)			2,293,028

Increase (decrease) in net assets from operations			$2,352,682

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$59,654	$(21,680)
Net realized gain (loss)		(49,346)	(6,460)
Realized gain distributions		146,362	507,132
Net change in unrealized appreciation (depreciation)		2,196,012	(2,186,489)

Increase (decrease) in net assets from operations		2,352,682	(1,707,497)

Contract owner transactions:
Proceeds from units sold		5,871,016	5,484,589
Cost of units redeemed		(2,360,981)	(1,461,895)
Account charges		(28,159)	(16,850)
Increase (decrease)		3,481,876	4,005,844
Net increase (decrease)		5,834,558	2,298,347
Net assets, beginning		9,799,486	7,501,139
Net assets, ending		$15,634,044	$9,799,486

Units sold		3,628,119	3,530,548
Units redeemed		(1,483,898)	(964,391)
Net increase (decrease)		2,144,221	2,566,157
Units outstanding, beginning		6,535,417	3,969,260
Units outstanding, ending		8,679,638	6,535,417

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,161,551
Cost of units redeemed/account charges			(6,619,553)
Net investment income (loss)			49,992
Net realized gain (loss)			253,399
Realized gain distributions			964,546
Net change in unrealized appreciation (depreciation)			824,109
Net assets			$15,634,044
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	8,663	$15,601	1.25%	20.1%	12/31/2023	$1.83	0	$0	1.00%	20.4%	12/31/2023	$1.87	0	$0	0.75%	20.7%
12/31/2022	1.50	6,535	9,799	1.25%	-20.7%	12/31/2022	1.52	0	0	1.00%	-20.5%	12/31/2022	1.55	0	0	0.75%	-20.3%
12/31/2021	1.89	3,969	7,501	1.25%	15.7%	12/31/2021	1.91	0	0	1.00%	16.0%	12/31/2021	1.94	0	0	0.75%	16.3%
12/31/2020	1.63	2,209	3,606	1.25%	18.0%	12/31/2020	1.65	0	0	1.00%	18.3%	12/31/2020	1.67	0	0	0.75%	18.6%
12/31/2019	1.38	1,041	1,441	1.25%	23.5%	12/31/2019	1.39	0	0	1.00%	23.8%	12/31/2019	1.41	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.90	0	$0	0.50%	21.0%	12/31/2023	$1.93	0	$0	0.25%	21.3%	12/31/2023	$1.97	17	$34	0.00%	21.6%
12/31/2022	1.57	0	0	0.50%	-20.1%	12/31/2022	1.59	0	0	0.25%	-19.9%	12/31/2022	1.62	0	0	0.00%	-19.7%
12/31/2021	1.96	0	0	0.50%	16.6%	12/31/2021	1.99	0	0	0.25%	16.9%	12/31/2021	2.01	0	0	0.00%	17.2%
12/31/2020	1.68	0	0	0.50%	18.8%	12/31/2020	1.70	0	0	0.25%	19.1%	12/31/2020	1.72	0	0	0.00%	19.4%
12/31/2019	1.42	0	0	0.50%	24.4%	12/31/2019	1.43	0	0	0.25%	24.7%	12/31/2019	1.44	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	0.9%
2021	1.3%
2020	1.2%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4R4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,096,069	$2,871,887	199,713
Receivables: investments sold	7,474
Payables: investments purchased	-
Net assets	$3,103,543

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,101,837	2,506,750	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	1,706	1,325	1.29
Total	$3,103,543	2,508,075

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$39,482
Mortality & expense charges			(26,648)
Net investment income (loss)			12,834

Gain (loss) on investments:
Net realized gain (loss)			(34,590)
Realized gain distributions			20,156
Net change in unrealized appreciation (depreciation)			410,743
Net gain (loss)			396,309

Increase (decrease) in net assets from operations			$409,143

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,834	$(2,995)
Net realized gain (loss)		(34,590)	(13,047)
Realized gain distributions		20,156	47,214
Net change in unrealized appreciation (depreciation)		410,743	(279,931)

Increase (decrease) in net assets from operations		409,143	(248,759)

Contract owner transactions:
Proceeds from units sold		1,786,018	965,835
Cost of units redeemed		(690,970)	(200,022)
Account charges		(14,937)	(7,499)
Increase (decrease)		1,080,111	758,314
Net increase (decrease)		1,489,254	509,555
Net assets, beginning		1,614,289	1,104,734
Net assets, ending		$3,103,543	$1,614,289

Units sold		1,589,753	972,243
Units redeemed		(647,781)	(256,689)
Net increase (decrease)		941,972	715,554
Units outstanding, beginning		1,566,103	850,549
Units outstanding, ending		2,508,075	1,566,103

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,778,707
Cost of units redeemed/account charges			(936,352)
Net investment income (loss)			8,381
Net realized gain (loss)			(47,286)
Realized gain distributions			75,911
Net change in unrealized appreciation (depreciation)			224,182
Net assets			$3,103,543
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	2,507	$3,102	1.25%	20.0%	12/31/2023	$1.25	0	$0	1.00%	20.3%	12/31/2023	$1.26	0	$0	0.75%	20.6%
12/31/2022	1.03	1,566	1,614	1.25%	-20.6%	12/31/2022	1.04	0	0	1.00%	-20.4%	12/31/2022	1.04	0	0	0.75%	-20.2%
12/31/2021	1.30	851	1,105	1.25%	15.9%	12/31/2021	1.30	0	0	1.00%	16.2%	12/31/2021	1.31	0	0	0.75%	16.4%
12/31/2020	1.12	265	297	1.25%	12.1%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	20.9%	12/31/2023	$1.28	0	$0	0.25%	21.2%	12/31/2023	$1.29	1	$2	0.00%	21.6%
12/31/2022	1.05	0	0	0.50%	-20.0%	12/31/2022	1.05	0	0	0.25%	-19.8%	12/31/2022	1.06	0	0	0.00%	-19.6%
12/31/2021	1.31	0	0	0.50%	16.7%	12/31/2021	1.31	0	0	0.25%	17.0%	12/31/2021	1.32	0	0	0.00%	17.3%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.3%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	0.9%
2021	1.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4R3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$629,498	$574,448	40,729
Receivables: investments sold	585
Payables: investments purchased	-
Net assets	$630,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$630,051	514,466	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	32	25	1.27
Total	$630,083	514,491

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,467
Mortality & expense charges			(4,389)
Net investment income (loss)			2,078

Gain (loss) on investments:
Net realized gain (loss)			2,013
Realized gain distributions			4,113
Net change in unrealized appreciation (depreciation)			61,204
Net gain (loss)			67,330

Increase (decrease) in net assets from operations			$69,408

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,078	$(68)
Net realized gain (loss)		2,013	(5,426)
Realized gain distributions		4,113	3,587
Net change in unrealized appreciation (depreciation)		61,204	(6,605)

Increase (decrease) in net assets from operations		69,408	(8,512)

Contract owner transactions:
Proceeds from units sold		511,709	136,714
Cost of units redeemed		(68,676)	(39,562)
Account charges		(3,187)	(1,541)
Increase (decrease)		439,846	95,611
Net increase (decrease)		509,254	87,099
Net assets, beginning		120,829	33,730
Net assets, ending		$630,083	$120,829

Units sold		460,455	130,360
Units redeemed		(64,032)	(38,358)
Net increase (decrease)		396,423	92,002
Units outstanding, beginning		118,068	26,066
Units outstanding, ending		514,491	118,068

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$690,714
Cost of units redeemed/account charges			(122,756)
Net investment income (loss)			2,040
Net realized gain (loss)			(2,915)
Realized gain distributions			7,950
Net change in unrealized appreciation (depreciation)			55,050
Net assets			$630,083
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	514	$630	1.25%	19.7%	12/31/2023	$1.23	0	$0	1.00%	20.0%	12/31/2023	$1.24	0	$0	0.75%	20.3%
12/31/2022	1.02	118	121	1.25%	-20.9%	12/31/2022	1.03	0	0	1.00%	-20.7%	12/31/2022	1.03	0	0	0.75%	-20.5%
12/31/2021	1.29	26	34	1.25%	15.4%	12/31/2021	1.30	0	0	1.00%	15.7%	12/31/2021	1.30	0	0	0.75%	16.0%
12/31/2020	1.12	0	0	1.25%	12.1%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	20.6%	12/31/2023	$1.26	0	$0	0.25%	20.9%	12/31/2023	$1.27	0	$0	0.00%	21.2%
12/31/2022	1.04	0	0	0.50%	-20.3%	12/31/2022	1.05	0	0	0.25%	-20.1%	12/31/2022	1.05	0	0	0.00%	-19.9%
12/31/2021	1.31	0	0	0.50%	16.3%	12/31/2021	1.31	0	0	0.25%	16.6%	12/31/2021	1.31	0	0	0.00%	16.9%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.3%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	0.8%
2021	1.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds 2065 Target Date Retirement Fund R Class - 06-4PY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$660,253	$595,344	42,925
Receivables: investments sold	1,224
Payables: investments purchased	-
Net assets	$661,477

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$661,477	545,542	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$661,477	545,542

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,459
Mortality & expense charges			(5,139)
Net investment income (loss)			320

Gain (loss) on investments:
Net realized gain (loss)			3,592
Realized gain distributions			4,366
Net change in unrealized appreciation (depreciation)			72,743
Net gain (loss)			80,701

Increase (decrease) in net assets from operations			$81,021

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$320	$(1,170)
Net realized gain (loss)		3,592	(19,036)
Realized gain distributions		4,366	7,790
Net change in unrealized appreciation (depreciation)		72,743	(9,968)

Increase (decrease) in net assets from operations		81,021	(22,384)

Contract owner transactions:
Proceeds from units sold		432,364	333,412
Cost of units redeemed		(104,745)	(128,298)
Account charges		(4,252)	(1,846)
Increase (decrease)		323,367	203,268
Net increase (decrease)		404,388	180,884
Net assets, beginning		257,089	76,205
Net assets, ending		$661,477	$257,089

Units sold		402,209	325,633
Units redeemed		(109,666)	(131,744)
Net increase (decrease)		292,543	193,889
Units outstanding, beginning		252,999	59,110
Units outstanding, ending		545,542	252,999

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,231,424
Cost of units redeemed/account charges			(635,477)
Net investment income (loss)			(1,004)
Net realized gain (loss)			(11,118)
Realized gain distributions			12,743
Net change in unrealized appreciation (depreciation)			64,909
Net assets			$661,477
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	546	$661	1.25%	19.3%	12/31/2023	$1.22	0	$0	1.00%	19.6%	12/31/2023	$1.23	0	$0	0.75%	19.9%
12/31/2022	1.02	253	257	1.25%	-21.2%	12/31/2022	1.02	0	0	1.00%	-21.0%	12/31/2022	1.03	0	0	0.75%	-20.8%
12/31/2021	1.29	59	76	1.25%	15.1%	12/31/2021	1.29	0	0	1.00%	15.4%	12/31/2021	1.30	0	0	0.75%	15.6%
12/31/2020	1.12	0	0	1.25%	12.0%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	20.2%	12/31/2023	$1.25	0	$0	0.25%	20.5%	12/31/2023	$1.26	0	$0	0.00%	20.8%
12/31/2022	1.03	0	0	0.50%	-20.6%	12/31/2022	1.04	0	0	0.25%	-20.4%	12/31/2022	1.04	0	0	0.00%	-20.2%
12/31/2021	1.30	0	0	0.50%	15.9%	12/31/2021	1.30	0	0	0.25%	16.2%	12/31/2021	1.31	0	0	0.00%	16.5%
12/31/2020	1.12	0	0	0.50%	12.2%	12/31/2020	1.12	0	0	0.25%	12.2%	12/31/2020	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.4%
2021	0.6%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R6 Class - 06-CTN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,688,066	$3,456,659	94,688
Receivables: investments sold	57
Payables: investments purchased	-
Net assets	$3,688,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,688,123	1,878,245	$1.96
Band 100	-	-	2.00
Band 75	-	-	2.03
Band 50	-	-	2.07
Band 25	-	-	2.11
Band 0	-	-	2.14
Total	$3,688,123	1,878,245

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$40,516
Mortality & expense charges			(42,221)
Net investment income (loss)			(1,705)

Gain (loss) on investments:
Net realized gain (loss)			(29,285)
Realized gain distributions			94,059
Net change in unrealized appreciation (depreciation)			834,673
Net gain (loss)			899,447

Increase (decrease) in net assets from operations			$897,742

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,705)	$(45,765)
Net realized gain (loss)		(29,285)	(45,693)
Realized gain distributions		94,059	236,273
Net change in unrealized appreciation (depreciation)		834,673	(1,560,118)

Increase (decrease) in net assets from operations		897,742	(1,415,303)

Contract owner transactions:
Proceeds from units sold		178,779	528,723
Cost of units redeemed		(618,244)	(598,098)
Account charges		(5,300)	(5,187)
Increase (decrease)		(444,765)	(74,562)
Net increase (decrease)		452,977	(1,489,865)
Net assets, beginning		3,235,146	4,725,011
Net assets, ending		$3,688,123	$3,235,146

Units sold		103,622	303,707
Units redeemed		(363,559)	(369,764)
Net increase (decrease)		(259,937)	(66,057)
Units outstanding, beginning		2,138,182	2,204,239
Units outstanding, ending		1,878,245	2,138,182

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,476,313
Cost of units redeemed/account charges			(12,308,598)
Net investment income (loss)			(209,741)
Net realized gain (loss)			646,526
Realized gain distributions			1,852,216
Net change in unrealized appreciation (depreciation)			231,407
Net assets			$3,688,123
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.96	1,878	$3,688	1.25%	29.8%	12/31/2023	$2.00	0	$0	1.00%	30.1%	12/31/2023	$2.03	0	$0	0.75%	30.4%
12/31/2022	1.51	2,138	3,235	1.25%	-29.4%	12/31/2022	1.54	0	0	1.00%	-29.2%	12/31/2022	1.56	0	0	0.75%	-29.1%
12/31/2021	2.14	2,204	4,725	1.25%	22.5%	12/31/2021	2.17	0	0	1.00%	22.8%	12/31/2021	2.20	0	0	0.75%	23.1%
12/31/2020	1.75	2,159	3,777	1.25%	20.3%	12/31/2020	1.77	0	0	1.00%	20.6%	12/31/2020	1.79	0	0	0.75%	20.9%
12/31/2019	1.45	5,824	8,471	1.25%	25.2%	12/31/2019	1.47	0	0	1.00%	25.5%	12/31/2019	1.48	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.07	0	$0	0.50%	30.8%	12/31/2023	$2.11	0	$0	0.25%	31.1%	12/31/2023	$2.14	0	$0	0.00%	31.4%
12/31/2022	1.58	0	0	0.50%	-28.9%	12/31/2022	1.61	0	0	0.25%	-28.7%	12/31/2022	1.63	0	0	0.00%	-28.5%
12/31/2021	2.23	0	0	0.50%	23.4%	12/31/2021	2.25	0	0	0.25%	23.8%	12/31/2021	2.28	0	0	0.00%	24.1%
12/31/2020	1.80	0	0	0.50%	21.2%	12/31/2020	1.82	0	0	0.25%	21.5%	12/31/2020	1.84	0	0	0.00%	21.8%
12/31/2019	1.49	0	0	0.50%	26.1%	12/31/2019	1.50	0	0	0.25%	26.4%	12/31/2019	1.51	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.0%
2021	0.0%
2020	0.3%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Balanced Fund R6 Class - 06-CTP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,763,292	$67,573,183	2,278,810
Receivables: investments sold	158,633
Payables: investments purchased	-
Net assets	$72,921,925

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,365,262	43,091,615	$1.61
Band 100	-	-	1.64
Band 75	1,634,589	980,248	1.67
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	1,922,074	1,093,228	1.76
Total	$72,921,925	45,165,091

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,921,668
Mortality & expense charges			(819,838)
Net investment income (loss)			1,101,830

Gain (loss) on investments:
Net realized gain (loss)			188,345
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,256,567
Net gain (loss)			7,444,912

Increase (decrease) in net assets from operations			$8,546,742

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,101,830	$507,065
Net realized gain (loss)		188,345	199,450
Realized gain distributions		-	410,160
Net change in unrealized appreciation (depreciation)		7,256,567	(11,083,539)

Increase (decrease) in net assets from operations		8,546,742	(9,966,864)

Contract owner transactions:
Proceeds from units sold		12,858,259	15,511,889
Cost of units redeemed		(15,821,531)	(15,019,916)
Account charges		(48,334)	(39,938)
Increase (decrease)		(3,011,606)	452,035
Net increase (decrease)		5,535,136	(9,514,829)
Net assets, beginning		67,386,789	76,901,618
Net assets, ending		$72,921,925	$67,386,789

Units sold		8,688,413	11,700,520
Units redeemed		(10,672,142)	(11,427,702)
Net increase (decrease)		(1,983,729)	272,818
Units outstanding, beginning		47,148,820	46,876,002
Units outstanding, ending		45,165,091	47,148,820

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$149,806,316
Cost of units redeemed/account charges			(94,025,379)
Net investment income (loss)			2,754,753
Net realized gain (loss)			3,109,193
Realized gain distributions			6,086,933
Net change in unrealized appreciation (depreciation)			5,190,109
Net assets			$72,921,925
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	43,092	$69,365	1.25%	12.9%	12/31/2023	$1.64	0	$0	1.00%	13.2%	12/31/2023	$1.67	980	$1,635	0.75%	13.5%
12/31/2022	1.43	44,808	63,859	1.25%	-12.9%	12/31/2022	1.45	0	0	1.00%	-12.7%	12/31/2022	1.47	1,035	1,521	0.75%	-12.5%
12/31/2021	1.64	44,543	72,901	1.25%	14.7%	12/31/2021	1.66	0	0	1.00%	15.0%	12/31/2021	1.68	1,021	1,715	0.75%	15.2%
12/31/2020	1.43	35,879	51,207	1.25%	9.8%	12/31/2020	1.44	0	0	1.00%	10.1%	12/31/2020	1.46	1,018	1,483	0.75%	10.4%
12/31/2019	1.30	28,757	37,367	1.25%	18.1%	12/31/2019	1.31	0	0	1.00%	18.4%	12/31/2019	1.32	866	1,143	0.75%	18.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	0	$0	0.50%	13.8%	12/31/2023	$1.73	0	$0	0.25%	14.1%	12/31/2023	$1.76	1,093	$1,922	0.00%	14.4%
12/31/2022	1.49	0	0	0.50%	-12.3%	12/31/2022	1.51	0	0	0.25%	-12.0%	12/31/2022	1.54	1,306	2,007	0.00%	-11.8%
12/31/2021	1.70	0	0	0.50%	15.5%	12/31/2021	1.72	0	0	0.25%	15.8%	12/31/2021	1.74	1,311	2,286	0.00%	16.1%
12/31/2020	1.47	0	0	0.50%	10.7%	12/31/2020	1.49	0	0	0.25%	10.9%	12/31/2020	1.50	1,263	1,896	0.00%	11.2%
12/31/2019	1.33	0	0	0.50%	19.0%	12/31/2019	1.34	0	0	0.25%	19.3%	12/31/2019	1.35	1,018	1,375	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	1.9%
2021	1.4%
2020	1.8%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Growth and Income Fund R6 Class - 06-CTR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,298,235	$13,773,538	254,386
Receivables: investments sold	-
Payables: investments purchased	(9,629)
Net assets	$15,288,606

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,748,756	8,507,672	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.80
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	539,850	285,112	1.89
Total	$15,288,606	8,792,784

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$331,873
Mortality & expense charges			(174,651)
Net investment income (loss)			157,222

Gain (loss) on investments:
Net realized gain (loss)			143,466
Realized gain distributions			235,872
Net change in unrealized appreciation (depreciation)			2,062,054
Net gain (loss)			2,441,392

Increase (decrease) in net assets from operations			$2,598,614

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$157,222	$141,521
Net realized gain (loss)		143,466	(44,895)
Realized gain distributions		235,872	-
Net change in unrealized appreciation (depreciation)		2,062,054	(3,206,330)

Increase (decrease) in net assets from operations		2,598,614	(3,109,704)

Contract owner transactions:
Proceeds from units sold		4,207,253	3,132,837
Cost of units redeemed		(4,265,252)	(4,676,586)
Account charges		(8,344)	(9,080)
Increase (decrease)		(66,343)	(1,552,829)
Net increase (decrease)		2,532,271	(4,662,533)
Net assets, beginning		12,756,335	17,418,868
Net assets, ending		$15,288,606	$12,756,335

Units sold		3,976,445	2,152,782
Units redeemed		(3,993,388)	(3,203,247)
Net increase (decrease)		(16,943)	(1,050,465)
Units outstanding, beginning		8,809,727	9,860,192
Units outstanding, ending		8,792,784	8,809,727

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$31,119,664
Cost of units redeemed/account charges			(20,093,280)
Net investment income (loss)			626,673
Net realized gain (loss)			506,827
Realized gain distributions			1,604,025
Net change in unrealized appreciation (depreciation)			1,524,697
Net assets			$15,288,606
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	8,508	$14,749	1.25%	19.7%	12/31/2023	$1.76	0	$0	1.00%	20.0%	12/31/2023	$1.80	0	$0	0.75%	20.3%
12/31/2022	1.45	8,810	12,756	1.25%	-18.0%	12/31/2022	1.47	0	0	1.00%	-17.8%	12/31/2022	1.49	0	0	0.75%	-17.6%
12/31/2021	1.77	9,860	17,419	1.25%	13.7%	12/31/2021	1.79	0	0	1.00%	14.0%	12/31/2021	1.81	0	0	0.75%	14.3%
12/31/2020	1.55	8,118	12,611	1.25%	14.3%	12/31/2020	1.57	0	0	1.00%	14.6%	12/31/2020	1.59	0	0	0.75%	14.9%
12/31/2019	1.36	7,948	10,798	1.25%	24.2%	12/31/2019	1.37	0	0	1.00%	24.5%	12/31/2019	1.38	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.83	0	$0	0.50%	20.6%	12/31/2023	$1.86	0	$0	0.25%	20.9%	12/31/2023	$1.89	285	$540	0.00%	21.2%
12/31/2022	1.52	0	0	0.50%	-17.4%	12/31/2022	1.54	0	0	0.25%	-17.2%	12/31/2022	1.56	0	0	0.00%	-17.0%
12/31/2021	1.83	0	0	0.50%	14.6%	12/31/2021	1.86	0	0	0.25%	14.9%	12/31/2021	1.88	0	0	0.00%	15.1%
12/31/2020	1.60	0	0	0.50%	15.2%	12/31/2020	1.62	0	0	0.25%	15.5%	12/31/2020	1.63	0	0	0.00%	15.8%
12/31/2019	1.39	0	0	0.50%	25.1%	12/31/2019	1.40	0	0	0.25%	25.4%	12/31/2019	1.41	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.1%
2021	1.9%
2020	1.7%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds EuroPacific Growth Fund R6 Class - 06-CTT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,049,341	$36,296,418	641,565
Receivables: investments sold	44,312
Payables: investments purchased	-
Net assets	$35,093,653

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,102,737	21,647,524	$1.48
Band 100	-	-	1.51
Band 75	8,373	5,450	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	2,982,543	1,841,318	1.62
Total	$35,093,653	23,494,292

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$691,227
Mortality & expense charges			(408,866)
Net investment income (loss)			282,361

Gain (loss) on investments:
Net realized gain (loss)			(1,464,108)
Realized gain distributions			657,374
Net change in unrealized appreciation (depreciation)			5,965,895
Net gain (loss)			5,159,161

Increase (decrease) in net assets from operations			$5,441,522

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$282,361	$137,240
Net realized gain (loss)		(1,464,108)	(3,369,411)
Realized gain distributions		657,374	201,075
Net change in unrealized appreciation (depreciation)		5,965,895	(8,321,410)

Increase (decrease) in net assets from operations		5,441,522	(11,352,506)

Contract owner transactions:
Proceeds from units sold		11,157,776	27,001,809
Cost of units redeemed		(21,225,330)	(26,819,502)
Account charges		(56,860)	(45,517)
Increase (decrease)		(10,124,414)	136,790
Net increase (decrease)		(4,682,892)	(11,215,716)
Net assets, beginning		39,776,545	50,992,261
Net assets, ending		$35,093,653	$39,776,545

Units sold		8,195,809	21,476,781
Units redeemed		(15,287,024)	(20,818,493)
Net increase (decrease)		(7,091,215)	658,288
Units outstanding, beginning		30,585,507	29,927,219
Units outstanding, ending		23,494,292	30,585,507

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$116,954,436
Cost of units redeemed/account charges			(85,821,152)
Net investment income (loss)			983,917
Net realized gain (loss)			(1,574,797)
Realized gain distributions			5,798,326
Net change in unrealized appreciation (depreciation)			(1,247,077)
Net assets			$35,093,653
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	21,648	$32,103	1.25%	14.6%	12/31/2023	$1.51	0	$0	1.00%	14.9%	12/31/2023	$1.54	5	$8	0.75%	15.2%
12/31/2022	1.29	28,588	36,988	1.25%	-23.7%	12/31/2022	1.31	0	0	1.00%	-23.5%	12/31/2022	1.33	3	4	0.75%	-23.3%
12/31/2021	1.70	27,636	46,854	1.25%	1.6%	12/31/2021	1.72	0	0	1.00%	1.8%	12/31/2021	1.74	3	5	0.75%	2.1%
12/31/2020	1.67	16,444	27,450	1.25%	23.7%	12/31/2020	1.69	0	0	1.00%	24.0%	12/31/2020	1.70	0	0	0.75%	24.3%
12/31/2019	1.35	16,327	22,032	1.25%	25.8%	12/31/2019	1.36	0	0	1.00%	26.1%	12/31/2019	1.37	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	15.5%	12/31/2023	$1.59	0	$0	0.25%	15.8%	12/31/2023	$1.62	1,841	$2,983	0.00%	16.1%
12/31/2022	1.35	0	0	0.50%	-23.1%	12/31/2022	1.37	0	0	0.25%	-22.9%	12/31/2022	1.40	1,995	2,785	0.00%	-22.7%
12/31/2021	1.76	0	0	0.50%	2.3%	12/31/2021	1.78	0	0	0.25%	2.6%	12/31/2021	1.81	2,289	4,134	0.00%	2.8%
12/31/2020	1.72	0	0	0.50%	24.6%	12/31/2020	1.74	0	0	0.25%	25.0%	12/31/2020	1.76	2,464	4,328	0.00%	25.3%
12/31/2019	1.38	0	0	0.50%	26.8%	12/31/2019	1.39	0	0	0.25%	27.1%	12/31/2019	1.40	2,560	3,589	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.3%
2021	2.1%
2020	0.5%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Fundamental Investors R6 Class - 06-CTV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,782,847	$11,728,721	178,669
Receivables: investments sold	-
Payables: investments purchased	(11,545)
Net assets	$12,771,302

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,771,302	6,303,084	$2.03
Band 100	-	-	2.06
Band 75	-	-	2.10
Band 50	-	-	2.14
Band 25	-	-	2.17
Band 0	-	-	2.21
Total	$12,771,302	6,303,084

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$179,324
Mortality & expense charges			(142,008)
Net investment income (loss)			37,316

Gain (loss) on investments:
Net realized gain (loss)			(157,515)
Realized gain distributions			567,842
Net change in unrealized appreciation (depreciation)			2,130,763
Net gain (loss)			2,541,090

Increase (decrease) in net assets from operations			$2,578,406

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,316	$67,681
Net realized gain (loss)		(157,515)	(212,925)
Realized gain distributions		567,842	415,589
Net change in unrealized appreciation (depreciation)		2,130,763	(2,948,294)

Increase (decrease) in net assets from operations		2,578,406	(2,677,949)

Contract owner transactions:
Proceeds from units sold		2,031,360	2,694,161
Cost of units redeemed		(3,556,240)	(4,561,825)
Account charges		(9,205)	(10,176)
Increase (decrease)		(1,534,085)	(1,877,840)
Net increase (decrease)		1,044,321	(4,555,789)
Net assets, beginning		11,726,981	16,282,770
Net assets, ending		$12,771,302	$11,726,981

Units sold		1,160,404	1,710,103
Units redeemed		(2,074,323)	(2,766,663)
Net increase (decrease)		(913,919)	(1,056,560)
Units outstanding, beginning		7,217,003	8,273,563
Units outstanding, ending		6,303,084	7,217,003

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$25,015,272
Cost of units redeemed/account charges			(16,975,981)
Net investment income (loss)			333,542
Net realized gain (loss)			(246,534)
Realized gain distributions			3,590,877
Net change in unrealized appreciation (depreciation)			1,054,126
Net assets			$12,771,302
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.03	6,303	$12,771	1.25%	24.7%	12/31/2023	$2.06	0	$0	1.00%	25.0%	12/31/2023	$2.10	0	$0	0.75%	25.3%
12/31/2022	1.62	7,217	11,727	1.25%	-17.4%	12/31/2022	1.65	0	0	1.00%	-17.2%	12/31/2022	1.67	0	0	0.75%	-17.0%
12/31/2021	1.97	8,274	16,283	1.25%	21.4%	12/31/2021	1.99	0	0	1.00%	21.7%	12/31/2021	2.02	0	0	0.75%	22.0%
12/31/2020	1.62	6,197	10,050	1.25%	13.9%	12/31/2020	1.64	0	0	1.00%	14.2%	12/31/2020	1.65	0	0	0.75%	14.4%
12/31/2019	1.42	6,368	9,069	1.25%	26.4%	12/31/2019	1.44	0	0	1.00%	26.7%	12/31/2019	1.45	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.14	0	$0	0.50%	25.6%	12/31/2023	$2.17	0	$0	0.25%	25.9%	12/31/2023	$2.21	0	$0	0.00%	26.3%
12/31/2022	1.70	0	0	0.50%	-16.8%	12/31/2022	1.73	0	0	0.25%	-16.6%	12/31/2022	1.75	0	0	0.00%	-16.4%
12/31/2021	2.04	0	0	0.50%	22.3%	12/31/2021	2.07	0	0	0.25%	22.6%	12/31/2021	2.10	0	0	0.00%	22.9%
12/31/2020	1.67	0	0	0.50%	14.7%	12/31/2020	1.69	0	0	0.25%	15.0%	12/31/2020	1.71	0	0	0.00%	15.3%
12/31/2019	1.46	0	0	0.50%	27.4%	12/31/2019	1.47	0	0	0.25%	27.7%	12/31/2019	1.48	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.7%
2021	1.6%
2020	1.9%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New Perspective Fund R6 Class - 06-CTW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,228,060	$28,321,508	522,317
Receivables: investments sold	-
Payables: investments purchased	(14,838)
Net assets	$29,213,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,158,793	13,222,555	$2.13
Band 100	-	-	2.17
Band 75	-	-	2.21
Band 50	-	-	2.25
Band 25	-	-	2.29
Band 0	1,054,429	453,324	2.33
Total	$29,213,222	13,675,879

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$346,037
Mortality & expense charges			(309,646)
Net investment income (loss)			36,391

Gain (loss) on investments:
Net realized gain (loss)			(106,084)
Realized gain distributions			1,219,493
Net change in unrealized appreciation (depreciation)			4,200,844
Net gain (loss)			5,314,253

Increase (decrease) in net assets from operations			$5,350,644

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36,391	$(14,018)
Net realized gain (loss)		(106,084)	20,309
Realized gain distributions		1,219,493	715,363
Net change in unrealized appreciation (depreciation)		4,200,844	(8,382,753)

Increase (decrease) in net assets from operations		5,350,644	(7,661,099)

Contract owner transactions:
Proceeds from units sold		6,829,797	8,091,904
Cost of units redeemed		(5,528,022)	(7,056,915)
Account charges		(17,066)	(12,175)
Increase (decrease)		1,284,709	1,022,814
Net increase (decrease)		6,635,353	(6,638,285)
Net assets, beginning		22,577,869	29,216,154
Net assets, ending		$29,213,222	$22,577,869

Units sold		3,495,905	4,620,543
Units redeemed		(2,877,214)	(3,973,397)
Net increase (decrease)		618,691	647,146
Units outstanding, beginning		13,057,188	12,410,042
Units outstanding, ending		13,675,879	13,057,188

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$48,837,376
Cost of units redeemed/account charges			(27,611,931)
Net investment income (loss)			(78,290)
Net realized gain (loss)			1,910,665
Realized gain distributions			5,248,850
Net change in unrealized appreciation (depreciation)			906,552
Net assets			$29,213,222
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.13	13,223	$28,159	1.25%	23.5%	12/31/2023	$2.17	0	$0	1.00%	23.8%	12/31/2023	$2.21	0	$0	0.75%	24.1%
12/31/2022	1.72	12,648	21,816	1.25%	-26.5%	12/31/2022	1.75	0	0	1.00%	-26.4%	12/31/2022	1.78	0	0	0.75%	-26.2%
12/31/2021	2.35	11,907	27,958	1.25%	16.6%	12/31/2021	2.38	0	0	1.00%	16.9%	12/31/2021	2.41	0	0	0.75%	17.2%
12/31/2020	2.01	9,367	18,858	1.25%	32.1%	12/31/2020	2.03	0	0	1.00%	32.5%	12/31/2020	2.05	0	0	0.75%	32.8%
12/31/2019	1.52	5,777	8,801	1.25%	28.9%	12/31/2019	1.54	0	0	1.00%	29.2%	12/31/2019	1.55	0	0	0.75%	29.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.25	0	$0	0.50%	24.4%	12/31/2023	$2.29	0	$0	0.25%	24.7%	12/31/2023	$2.33	453	$1,054	0.00%	25.0%
12/31/2022	1.81	0	0	0.50%	-26.0%	12/31/2022	1.83	0	0	0.25%	-25.8%	12/31/2022	1.86	409	762	0.00%	-25.6%
12/31/2021	2.44	0	0	0.50%	17.5%	12/31/2021	2.47	0	0	0.25%	17.8%	12/31/2021	2.50	503	1,259	0.00%	18.1%
12/31/2020	2.08	0	0	0.50%	33.1%	12/31/2020	2.10	0	0	0.25%	33.5%	12/31/2020	2.12	515	1,092	0.00%	33.8%
12/31/2019	1.56	0	0	0.50%	29.8%	12/31/2019	1.57	0	0	0.25%	30.2%	12/31/2019	1.58	508	804	0.00%	30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.0%
2021	0.7%
2020	0.6%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds New World Fund R6 Class - 06-CTX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,398,473	$15,817,668	206,140
Receivables: investments sold	53,785
Payables: investments purchased	-
Net assets	$15,452,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,288,311	9,358,605	$1.63
Band 100	-	-	1.66
Band 75	163,947	96,879	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$15,452,258	9,455,484

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$246,495
Mortality & expense charges			(160,760)
Net investment income (loss)			85,735

Gain (loss) on investments:
Net realized gain (loss)			(178,703)
Realized gain distributions			180,927
Net change in unrealized appreciation (depreciation)			1,767,476
Net gain (loss)			1,769,700

Increase (decrease) in net assets from operations			$1,855,435

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$85,735	$16,081
Net realized gain (loss)		(178,703)	(575,462)
Realized gain distributions		180,927	-
Net change in unrealized appreciation (depreciation)		1,767,476	(2,325,166)

Increase (decrease) in net assets from operations		1,855,435	(2,884,547)

Contract owner transactions:
Proceeds from units sold		13,417,029	10,875,444
Cost of units redeemed		(10,942,594)	(8,994,861)
Account charges		(19,210)	(15,626)
Increase (decrease)		2,455,225	1,864,957
Net increase (decrease)		4,310,660	(1,019,590)
Net assets, beginning		11,141,598	12,161,188
Net assets, ending		$15,452,258	$11,141,598

Units sold		8,840,878	7,450,753
Units redeemed		(7,210,525)	(6,226,447)
Net increase (decrease)		1,630,353	1,224,306
Units outstanding, beginning		7,825,131	6,600,825
Units outstanding, ending		9,455,484	7,825,131

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$42,989,537
Cost of units redeemed/account charges			(28,395,888)
Net investment income (loss)			94,433
Net realized gain (loss)			81,395
Realized gain distributions			1,101,976
Net change in unrealized appreciation (depreciation)			(419,195)
Net assets			$15,452,258
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	9,359	$15,288	1.25%	14.8%	12/31/2023	$1.66	0	$0	1.00%	15.1%	12/31/2023	$1.69	97	$164	0.75%	15.4%
12/31/2022	1.42	7,715	10,979	1.25%	-22.7%	12/31/2022	1.44	0	0	1.00%	-22.5%	12/31/2022	1.47	111	162	0.75%	-22.3%
12/31/2021	1.84	6,494	11,959	1.25%	3.8%	12/31/2021	1.87	0	0	1.00%	4.1%	12/31/2021	1.89	107	202	0.75%	4.3%
12/31/2020	1.77	2,825	5,011	1.25%	23.7%	12/31/2020	1.79	0	0	1.00%	24.1%	12/31/2020	1.81	107	194	0.75%	24.4%
12/31/2019	1.43	3,726	5,341	1.25%	26.4%	12/31/2019	1.44	0	0	1.00%	26.8%	12/31/2019	1.46	106	155	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	0.50%	15.6%	12/31/2023	$1.75	0	$0	0.25%	15.9%	12/31/2023	$1.78	0	$0	0.00%	16.2%
12/31/2022	1.49	0	0	0.50%	-22.1%	12/31/2022	1.51	0	0	0.25%	-21.9%	12/31/2022	1.54	0	0	0.00%	-21.7%
12/31/2021	1.91	0	0	0.50%	4.6%	12/31/2021	1.94	0	0	0.25%	4.9%	12/31/2021	1.96	0	0	0.00%	5.1%
12/31/2020	1.83	0	0	0.50%	24.7%	12/31/2020	1.85	0	0	0.25%	25.0%	12/31/2020	1.87	0	0	0.00%	25.3%
12/31/2019	1.47	0	0	0.50%	27.4%	12/31/2019	1.48	0	0	0.25%	27.7%	12/31/2019	1.49	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.2%
2021	1.1%
2020	0.4%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds SMALLCAP World Fund R6 Class - 06-CTY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,523,996	$3,580,311	51,208
Receivables: investments sold	-
Payables: investments purchased	(864)
Net assets	$3,523,132

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,523,132	2,010,695	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.91
Total	$3,523,132	2,010,695

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33,677
Mortality & expense charges			(40,206)
Net investment income (loss)			(6,529)

Gain (loss) on investments:
Net realized gain (loss)			(42,980)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			586,558
Net gain (loss)			543,578

Increase (decrease) in net assets from operations			$537,049

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,529)	$(30,941)
Net realized gain (loss)		(42,980)	(190,914)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		586,558	(1,182,686)

Increase (decrease) in net assets from operations		537,049	(1,404,541)

Contract owner transactions:
Proceeds from units sold		570,714	856,219
Cost of units redeemed		(410,046)	(1,326,094)
Account charges		(647)	(737)
Increase (decrease)		160,021	(470,612)
Net increase (decrease)		697,070	(1,875,153)
Net assets, beginning		2,826,062	4,701,215
Net assets, ending		$3,523,132	$2,826,062

Units sold		363,910	533,956
Units redeemed		(253,633)	(830,596)
Net increase (decrease)		110,277	(296,640)
Units outstanding, beginning		1,900,418	2,197,058
Units outstanding, ending		2,010,695	1,900,418

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,978,832
Cost of units redeemed/account charges			(7,403,301)
Net investment income (loss)			(198,109)
Net realized gain (loss)			434,676
Realized gain distributions			767,349
Net change in unrealized appreciation (depreciation)			(56,315)
Net assets			$3,523,132
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	2,011	$3,523	1.25%	17.8%	12/31/2023	$1.78	0	$0	1.00%	18.1%	12/31/2023	$1.82	0	$0	0.75%	18.4%
12/31/2022	1.49	1,900	2,826	1.25%	-30.5%	12/31/2022	1.51	0	0	1.00%	-30.3%	12/31/2022	1.53	0	0	0.75%	-30.2%
12/31/2021	2.14	2,197	4,701	1.25%	9.3%	12/31/2021	2.17	0	0	1.00%	9.6%	12/31/2021	2.19	0	0	0.75%	9.8%
12/31/2020	1.96	1,397	2,734	1.25%	36.2%	12/31/2020	1.98	0	0	1.00%	36.6%	12/31/2020	2.00	0	0	0.75%	36.9%
12/31/2019	1.44	2,842	4,084	1.25%	29.6%	12/31/2019	1.45	0	0	1.00%	30.0%	12/31/2019	1.46	0	0	0.75%	30.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	0.50%	18.7%	12/31/2023	$1.88	0	$0	0.25%	19.0%	12/31/2023	$1.91	0	$0	0.00%	19.3%
12/31/2022	1.56	0	0	0.50%	-30.0%	12/31/2022	1.58	0	0	0.25%	-29.8%	12/31/2022	1.60	0	0	0.00%	-29.6%
12/31/2021	2.22	0	0	0.50%	10.1%	12/31/2021	2.25	0	0	0.25%	10.4%	12/31/2021	2.28	0	0	0.00%	10.7%
12/31/2020	2.02	0	0	0.50%	37.3%	12/31/2020	2.04	0	0	0.25%	37.6%	12/31/2020	2.06	0	0	0.00%	37.9%
12/31/2019	1.47	0	0	0.50%	30.6%	12/31/2019	1.48	0	0	0.25%	30.9%	12/31/2019	1.49	0	0	0.00%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Growth Fund of America R6 Class - 06-CVC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,996,235	$38,571,599	661,827
Receivables: investments sold	-
Payables: investments purchased	(162,135)
Net assets	$41,834,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,212,559	15,073,299	$2.27
Band 100	-	-	2.31
Band 75	1,903,066	809,381	2.35
Band 50	-	-	2.39
Band 25	-	-	2.44
Band 0	5,718,475	2,306,751	2.48
Total	$41,834,100	18,189,431

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$351,768
Mortality & expense charges			(402,197)
Net investment income (loss)			(50,429)

Gain (loss) on investments:
Net realized gain (loss)			(279,880)
Realized gain distributions			2,679,219
Net change in unrealized appreciation (depreciation)			9,625,602
Net gain (loss)			12,024,941

Increase (decrease) in net assets from operations			$11,974,512

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(50,429)	$(181,386)
Net realized gain (loss)		(279,880)	354,481
Realized gain distributions		2,679,219	1,353,318
Net change in unrealized appreciation (depreciation)		9,625,602	(18,328,592)

Increase (decrease) in net assets from operations		11,974,512	(16,802,179)

Contract owner transactions:
Proceeds from units sold		6,604,778	13,104,121
Cost of units redeemed		(14,415,438)	(13,517,793)
Account charges		(36,309)	(28,100)
Increase (decrease)		(7,846,969)	(441,772)
Net increase (decrease)		4,127,543	(17,243,951)
Net assets, beginning		37,706,557	54,950,508
Net assets, ending		$41,834,100	$37,706,557

Units sold		3,514,640	8,573,888
Units redeemed		(7,682,538)	(8,586,225)
Net increase (decrease)		(4,167,898)	(12,337)
Units outstanding, beginning		22,357,329	22,369,666
Units outstanding, ending		18,189,431	22,357,329

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$92,692,712
Cost of units redeemed/account charges			(77,786,985)
Net investment income (loss)			(712,129)
Net realized gain (loss)			7,587,946
Realized gain distributions			16,627,920
Net change in unrealized appreciation (depreciation)			3,424,636
Net assets			$41,834,100
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.27	15,073	$34,213	1.25%	35.9%	12/31/2023	$2.31	0	$0	1.00%	36.3%	12/31/2023	$2.35	809	$1,903	0.75%	36.6%
12/31/2022	1.67	18,918	31,586	1.25%	-31.4%	12/31/2022	1.70	0	0	1.00%	-31.2%	12/31/2022	1.72	917	1,577	0.75%	-31.0%
12/31/2021	2.43	18,289	44,485	1.25%	18.2%	12/31/2021	2.46	0	0	1.00%	18.5%	12/31/2021	2.49	1,106	2,758	0.75%	18.8%
12/31/2020	2.06	21,541	44,323	1.25%	36.6%	12/31/2020	2.08	0	0	1.00%	36.9%	12/31/2020	2.10	1,314	2,758	0.75%	37.2%
12/31/2019	1.51	22,983	34,629	1.25%	26.9%	12/31/2019	1.52	0	0	1.00%	27.3%	12/31/2019	1.53	1,436	2,198	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.39	0	$0	0.50%	37.0%	12/31/2023	$2.44	0	$0	0.25%	37.3%	12/31/2023	$2.48	2,307	$5,718	0.00%	37.6%
12/31/2022	1.75	0	0	0.50%	-30.8%	12/31/2022	1.77	0	0	0.25%	-30.7%	12/31/2022	1.80	2,522	4,543	0.00%	-30.5%
12/31/2021	2.53	0	0	0.50%	19.1%	12/31/2021	2.56	0	0	0.25%	19.4%	12/31/2021	2.59	2,975	7,707	0.00%	19.7%
12/31/2020	2.12	0	0	0.50%	37.6%	12/31/2020	2.14	0	0	0.25%	37.9%	12/31/2020	2.16	3,592	7,775	0.00%	38.3%
12/31/2019	1.54	0	0	0.50%	27.9%	12/31/2019	1.55	0	0	0.25%	28.2%	12/31/2019	1.57	3,480	5,449	0.00%	28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.6%
2021	0.4%
2020	0.6%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Washington Mutual Investors Fund R6 Class - 06-CVF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,852,996	$28,552,705	574,852
Receivables: investments sold	45,785
Payables: investments purchased	-
Net assets	$32,898,781

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,898,781	16,159,735	$2.04
Band 100	-	-	2.07
Band 75	-	-	2.11
Band 50	-	-	2.15
Band 25	-	-	2.18
Band 0	-	-	2.22
Total	$32,898,781	16,159,735

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$622,815
Mortality & expense charges			(376,086)
Net investment income (loss)			246,729

Gain (loss) on investments:
Net realized gain (loss)			681,184
Realized gain distributions			1,407,531
Net change in unrealized appreciation (depreciation)			2,270,574
Net gain (loss)			4,359,289

Increase (decrease) in net assets from operations			$4,606,018

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$246,729	$256,979
Net realized gain (loss)		681,184	427,585
Realized gain distributions		1,407,531	1,044,049
Net change in unrealized appreciation (depreciation)		2,270,574	(2,941,964)

Increase (decrease) in net assets from operations		4,606,018	(1,213,351)

Contract owner transactions:
Proceeds from units sold		5,422,460	14,109,936
Cost of units redeemed		(9,104,165)	(3,715,439)
Account charges		(38,162)	(17,727)
Increase (decrease)		(3,719,867)	10,376,770
Net increase (decrease)		886,151	9,163,419
Net assets, beginning		32,012,630	22,849,211
Net assets, ending		$32,898,781	$32,012,630

Units sold		2,949,856	8,617,393
Units redeemed		(5,052,111)	(2,175,497)
Net increase (decrease)		(2,102,255)	6,441,896
Units outstanding, beginning		18,261,990	11,820,094
Units outstanding, ending		16,159,735	18,261,990

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$54,106,140
Cost of units redeemed/account charges			(34,251,015)
Net investment income (loss)			1,040,839
Net realized gain (loss)			2,598,861
Realized gain distributions			5,103,665
Net change in unrealized appreciation (depreciation)			4,300,291
Net assets			$32,898,781
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	16,160	$32,899	1.25%	16.1%	12/31/2023	$2.07	0	$0	1.00%	16.4%	12/31/2023	$2.11	0	$0	0.75%	16.7%
12/31/2022	1.75	18,262	32,013	1.25%	-9.3%	12/31/2022	1.78	0	0	1.00%	-9.1%	12/31/2022	1.81	0	0	0.75%	-8.9%
12/31/2021	1.93	11,820	22,849	1.25%	27.3%	12/31/2021	1.96	0	0	1.00%	27.6%	12/31/2021	1.98	0	0	0.75%	27.9%
12/31/2020	1.52	13,770	20,910	1.25%	6.7%	12/31/2020	1.53	0	0	1.00%	7.0%	12/31/2020	1.55	0	0	0.75%	7.3%
12/31/2019	1.42	11,602	16,506	1.25%	24.4%	12/31/2019	1.43	0	0	1.00%	24.7%	12/31/2019	1.44	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.15	0	$0	0.50%	17.0%	12/31/2023	$2.18	0	$0	0.25%	17.3%	12/31/2023	$2.22	0	$0	0.00%	17.6%
12/31/2022	1.83	0	0	0.50%	-8.6%	12/31/2022	1.86	0	0	0.25%	-8.4%	12/31/2022	1.89	0	0	0.00%	-8.2%
12/31/2021	2.01	0	0	0.50%	28.3%	12/31/2021	2.03	0	0	0.25%	28.6%	12/31/2021	2.06	0	0	0.00%	28.9%
12/31/2020	1.57	0	0	0.50%	7.5%	12/31/2020	1.58	0	0	0.25%	7.8%	12/31/2020	1.60	0	0	0.00%	8.1%
12/31/2019	1.46	0	0	0.50%	25.3%	12/31/2019	1.47	0	0	0.25%	25.6%	12/31/2019	1.48	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	2.0%
2021	1.8%
2020	2.1%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital World Bond Fund R6 Class - 06-GFN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,120,205	$1,182,554	67,961
Receivables: investments sold	9,989
Payables: investments purchased	-
Net assets	$1,130,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$886,181	957,223	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.99
Band 0	244,013	243,171	1.00
Total	$1,130,194	1,200,394

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33,997
Mortality & expense charges			(10,003)
Net investment income (loss)			23,994

Gain (loss) on investments:
Net realized gain (loss)			(101,636)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			128,802
Net gain (loss)			27,166

Increase (decrease) in net assets from operations			$51,160

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,994	$14,221
Net realized gain (loss)		(101,636)	(42,734)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		128,802	(146,605)

Increase (decrease) in net assets from operations		51,160	(175,118)

Contract owner transactions:
Proceeds from units sold		506,088	562,339
Cost of units redeemed		(366,163)	(520,885)
Account charges		(1,510)	(1,123)
Increase (decrease)		138,415	40,331
Net increase (decrease)		189,575	(134,787)
Net assets, beginning		940,619	1,075,406
Net assets, ending		$1,130,194	$940,619

Units sold		565,260	626,509
Units redeemed		(411,811)	(548,339)
Net increase (decrease)		153,449	78,170
Units outstanding, beginning		1,046,945	968,775
Units outstanding, ending		1,200,394	1,046,945

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,419,191
Cost of units redeemed/account charges			(1,166,022)
Net investment income (loss)			63,140
Net realized gain (loss)			(135,454)
Realized gain distributions			11,688
Net change in unrealized appreciation (depreciation)			(62,349)
Net assets			$1,130,194
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	957	$886	1.25%	5.1%	12/31/2023	$0.94	0	$0	1.00%	5.4%	12/31/2023	$0.96	0	$0	0.75%	5.6%
12/31/2022	0.88	751	661	1.25%	-18.2%	12/31/2022	0.89	0	0	1.00%	-18.0%	12/31/2022	0.91	0	0	0.75%	-17.8%
12/31/2021	1.08	445	479	1.25%	-5.9%	12/31/2021	1.09	0	0	1.00%	-5.7%	12/31/2021	1.10	0	0	0.75%	-5.4%
12/31/2020	1.14	355	406	1.25%	9.0%	12/31/2020	1.15	0	0	1.00%	9.3%	12/31/2020	1.16	0	0	0.75%	9.6%
12/31/2019	1.05	257	270	1.25%	6.8%	12/31/2019	1.06	0	0	1.00%	7.1%	12/31/2019	1.06	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	5.9%	12/31/2023	$0.99	0	$0	0.25%	6.2%	12/31/2023	$1.00	243	$244	0.00%	6.4%
12/31/2022	0.92	0	0	0.50%	-17.6%	12/31/2022	0.93	0	0	0.25%	-17.4%	12/31/2022	0.94	296	279	0.00%	-17.2%
12/31/2021	1.11	0	0	0.50%	-5.2%	12/31/2021	1.13	0	0	0.25%	-5.0%	12/31/2021	1.14	524	596	0.00%	-4.7%
12/31/2020	1.17	0	0	0.50%	9.9%	12/31/2020	1.18	0	0	0.25%	10.1%	12/31/2020	1.19	0	0	0.00%	10.4%
12/31/2019	1.07	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	1.9%
2021	3.1%
2020	2.1%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intermediate Bond Fund of America R6 Class - 06-GKH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,793	$134,304	10,894
Receivables: investments sold	927
Payables: investments purchased	-
Net assets	$136,720

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,720	133,201	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$136,720	133,201

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,356
Mortality & expense charges			(2,133)
Net investment income (loss)			4,223

Gain (loss) on investments:
Net realized gain (loss)			(1,369)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			911
Net gain (loss)			(458)

Increase (decrease) in net assets from operations			$3,765

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,223	$1,169
Net realized gain (loss)		(1,369)	(5,550)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		911	84

Increase (decrease) in net assets from operations		3,765	(4,297)

Contract owner transactions:
Proceeds from units sold		61,139	177,973
Cost of units redeemed		(74,942)	(93,350)
Account charges		(30)	(14)
Increase (decrease)		(13,833)	84,609
Net increase (decrease)		(10,068)	80,312
Net assets, beginning		146,788	66,476
Net assets, ending		$136,720	$146,788

Units sold		61,196	180,517
Units redeemed		(76,060)	(93,902)
Net increase (decrease)		(14,864)	86,615
Units outstanding, beginning		148,065	61,450
Units outstanding, ending		133,201	148,065

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$331,604
Cost of units redeemed/account charges			(197,983)
Net investment income (loss)			5,790
Net realized gain (loss)			(5,530)
Realized gain distributions			1,350
Net change in unrealized appreciation (depreciation)			1,489
Net assets			$136,720
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	133	$137	1.25%	3.5%	12/31/2023	$1.04	0	$0	1.00%	3.8%	12/31/2023	$1.06	0	$0	0.75%	4.1%
12/31/2022	0.99	148	147	1.25%	-8.4%	12/31/2022	1.00	0	0	1.00%	-8.1%	12/31/2022	1.02	0	0	0.75%	-7.9%
12/31/2021	1.08	61	66	1.25%	-1.7%	12/31/2021	1.09	0	0	1.00%	-1.5%	12/31/2021	1.10	0	0	0.75%	-1.2%
12/31/2020	1.10	51	57	1.25%	6.4%	12/31/2020	1.11	0	0	1.00%	6.7%	12/31/2020	1.12	0	0	0.75%	7.0%
12/31/2019	1.03	22	23	1.25%	3.6%	12/31/2019	1.04	0	0	1.00%	3.9%	12/31/2019	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	4.3%	12/31/2023	$1.09	0	$0	0.25%	4.6%	12/31/2023	$1.11	0	$0	0.00%	4.8%
12/31/2022	1.03	0	0	0.50%	-7.7%	12/31/2022	1.04	0	0	0.25%	-7.4%	12/31/2022	1.06	0	0	0.00%	-7.2%
12/31/2021	1.12	0	0	0.50%	-1.0%	12/31/2021	1.13	0	0	0.25%	-0.7%	12/31/2021	1.14	0	0	0.00%	-0.5%
12/31/2020	1.13	0	0	0.50%	7.2%	12/31/2020	1.13	0	0	0.25%	7.5%	12/31/2020	1.14	0	0	0.00%	7.8%
12/31/2019	1.05	0	0	0.50%	4.4%	12/31/2019	1.06	0	0	0.25%	4.7%	12/31/2019	1.06	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	2.1%
2021	1.3%
2020	2.6%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American High-Income Trust R6 Class - 06-3MC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,027,953	$1,013,503	108,271
Receivables: investments sold	626
Payables: investments purchased	-
Net assets	$1,028,579

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,028,579	852,537	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$1,028,579	852,537

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$58,242
Mortality & expense charges			(10,186)
Net investment income (loss)			48,056

Gain (loss) on investments:
Net realized gain (loss)			(6,915)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			51,030
Net gain (loss)			44,115

Increase (decrease) in net assets from operations			$92,171

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48,056	$15,190
Net realized gain (loss)		(6,915)	(9,793)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		51,030	(39,986)

Increase (decrease) in net assets from operations		92,171	(34,589)

Contract owner transactions:
Proceeds from units sold		697,909	483,585
Cost of units redeemed		(333,784)	(159,712)
Account charges		(1,634)	(788)
Increase (decrease)		362,491	323,085
Net increase (decrease)		454,662	288,496
Net assets, beginning		573,917	285,421
Net assets, ending		$1,028,579	$573,917

Units sold		622,254	437,840
Units redeemed		(298,403)	(145,860)
Net increase (decrease)		323,851	291,980
Units outstanding, beginning		528,686	236,706
Units outstanding, ending		852,537	528,686

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,512,643
Cost of units redeemed/account charges			(553,137)
Net investment income (loss)			70,967
Net realized gain (loss)			(16,344)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,450
Net assets			$1,028,579
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	853	$1,029	1.25%	11.1%	12/31/2023	$1.22	0	$0	1.00%	11.4%	12/31/2023	$1.24	0	$0	0.75%	11.7%
12/31/2022	1.09	529	574	1.25%	-10.0%	12/31/2022	1.10	0	0	1.00%	-9.7%	12/31/2022	1.11	0	0	0.75%	-9.5%
12/31/2021	1.21	237	285	1.25%	7.4%	12/31/2021	1.22	0	0	1.00%	7.6%	12/31/2021	1.23	0	0	0.75%	7.9%
12/31/2020	1.12	56	63	1.25%	6.1%	12/31/2020	1.13	0	0	1.00%	6.4%	12/31/2020	1.14	0	0	0.75%	6.6%
12/31/2019	1.06	38	41	1.25%	10.9%	12/31/2019	1.06	0	0	1.00%	11.2%	12/31/2019	1.06	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	12.0%	12/31/2023	$1.27	0	$0	0.25%	12.3%	12/31/2023	$1.29	0	$0	0.00%	12.5%
12/31/2022	1.12	0	0	0.50%	-9.3%	12/31/2022	1.13	0	0	0.25%	-9.1%	12/31/2022	1.14	0	0	0.00%	-8.8%
12/31/2021	1.24	0	0	0.50%	8.2%	12/31/2021	1.25	0	0	0.25%	8.5%	12/31/2021	1.26	0	0	0.00%	8.7%
12/31/2020	1.14	0	0	0.50%	6.9%	12/31/2020	1.15	0	0	0.25%	7.2%	12/31/2020	1.15	0	0	0.00%	7.4%
12/31/2019	1.07	0	0	0.50%	11.7%	12/31/2019	1.07	0	0	0.25%	12.0%	12/31/2019	1.07	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	7.3%
2022	4.5%
2021	2.7%
2020	7.0%
2019	8.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Mutual Fund R4 Class - 06-3MK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$313,827	$297,234	6,215
Receivables: investments sold	1,715
Payables: investments purchased	-
Net assets	$315,542

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$315,542	213,625	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$315,542	213,625

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,736
Mortality & expense charges			(6,730)
Net investment income (loss)			4,006

Gain (loss) on investments:
Net realized gain (loss)			16,109
Realized gain distributions			4,961
Net change in unrealized appreciation (depreciation)			3,984
Net gain (loss)			25,054

Increase (decrease) in net assets from operations			$29,060

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,006	$3,768
Net realized gain (loss)		16,109	413
Realized gain distributions		4,961	19,221
Net change in unrealized appreciation (depreciation)		3,984	(22,436)

Increase (decrease) in net assets from operations		29,060	966

Contract owner transactions:
Proceeds from units sold		120,041	501,172
Cost of units redeemed		(529,312)	(758)
Account charges		(262)	(184)
Increase (decrease)		(409,533)	500,230
Net increase (decrease)		(380,473)	501,196
Net assets, beginning		696,015	194,819
Net assets, ending		$315,542	$696,015

Units sold		95,943	375,253
Units redeemed		(391,155)	(713)
Net increase (decrease)		(295,212)	374,540
Units outstanding, beginning		508,837	134,297
Units outstanding, ending		213,625	508,837

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$822,046
Cost of units redeemed/account charges			(586,928)
Net investment income (loss)			9,836
Net realized gain (loss)			22,036
Realized gain distributions			31,959
Net change in unrealized appreciation (depreciation)			16,593
Net assets			$315,542
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	214	$316	1.25%	8.0%	12/31/2023	$1.50	0	$0	1.00%	8.3%	12/31/2023	$1.52	0	$0	0.75%	8.5%
12/31/2022	1.37	509	696	1.25%	-5.7%	12/31/2022	1.38	0	0	1.00%	-5.5%	12/31/2022	1.40	0	0	0.75%	-5.2%
12/31/2021	1.45	134	195	1.25%	23.4%	12/31/2021	1.46	0	0	1.00%	23.7%	12/31/2021	1.47	0	0	0.75%	24.0%
12/31/2020	1.18	79	92	1.25%	3.4%	12/31/2020	1.18	0	0	1.00%	3.7%	12/31/2020	1.19	0	0	0.75%	3.9%
12/31/2019	1.14	68	78	1.25%	20.2%	12/31/2019	1.14	0	0	1.00%	20.5%	12/31/2019	1.14	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	8.8%	12/31/2023	$1.56	0	$0	0.25%	9.1%	12/31/2023	$1.58	0	$0	0.00%	9.3%
12/31/2022	1.41	0	0	0.50%	-5.0%	12/31/2022	1.43	0	0	0.25%	-4.8%	12/31/2022	1.44	0	0	0.00%	-4.5%
12/31/2021	1.49	0	0	0.50%	24.3%	12/31/2021	1.50	0	0	0.25%	24.6%	12/31/2021	1.51	0	0	0.00%	24.9%
12/31/2020	1.20	0	0	0.50%	4.2%	12/31/2020	1.20	0	0	0.25%	4.5%	12/31/2020	1.21	0	0	0.00%	4.7%
12/31/2019	1.15	0	0	0.50%	21.1%	12/31/2019	1.15	0	0	0.25%	21.4%	12/31/2019	1.15	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.6%
2021	2.2%
2020	1.8%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds American Mutual Fund R6 Class - 06-3M3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,847,830	$4,593,558	95,102
Receivables: investments sold	3,360
Payables: investments purchased	-
Net assets	$4,851,190

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,851,190	3,224,698	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$4,851,190	3,224,698

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$106,357
Mortality & expense charges			(50,905)
Net investment income (loss)			55,452

Gain (loss) on investments:
Net realized gain (loss)			10,852
Realized gain distributions			76,739
Net change in unrealized appreciation (depreciation)			243,590
Net gain (loss)			331,181

Increase (decrease) in net assets from operations			$386,633

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55,452	$34,418
Net realized gain (loss)		10,852	12,972
Realized gain distributions		76,739	98,440
Net change in unrealized appreciation (depreciation)		243,590	(325,927)

Increase (decrease) in net assets from operations		386,633	(180,097)

Contract owner transactions:
Proceeds from units sold		1,590,025	828,938
Cost of units redeemed		(666,509)	(229,008)
Account charges		(1,385)	(1,105)
Increase (decrease)		922,131	598,825
Net increase (decrease)		1,308,764	418,728
Net assets, beginning		3,542,426	3,123,698
Net assets, ending		$4,851,190	$3,542,426

Units sold		1,148,043	589,578
Units redeemed		(475,571)	(166,942)
Net increase (decrease)		672,472	422,636
Units outstanding, beginning		2,552,226	2,129,590
Units outstanding, ending		3,224,698	2,552,226

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,350,511
Cost of units redeemed/account charges			(2,241,674)
Net investment income (loss)			126,582
Net realized gain (loss)			81,710
Realized gain distributions			279,789
Net change in unrealized appreciation (depreciation)			254,272
Net assets			$4,851,190
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	3,225	$4,851	1.25%	8.4%	12/31/2023	$1.52	0	$0	1.00%	8.7%	12/31/2023	$1.54	0	$0	0.75%	8.9%
12/31/2022	1.39	2,552	3,542	1.25%	-5.4%	12/31/2022	1.40	0	0	1.00%	-5.1%	12/31/2022	1.42	0	0	0.75%	-4.9%
12/31/2021	1.47	2,130	3,124	1.25%	23.8%	12/31/2021	1.48	0	0	1.00%	24.1%	12/31/2021	1.49	0	0	0.75%	24.4%
12/31/2020	1.19	973	1,153	1.25%	3.8%	12/31/2020	1.19	0	0	1.00%	4.0%	12/31/2020	1.20	0	0	0.75%	4.3%
12/31/2019	1.14	480	548	1.25%	20.6%	12/31/2019	1.15	0	0	1.00%	20.9%	12/31/2019	1.15	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	9.2%	12/31/2023	$1.58	0	$0	0.25%	9.5%	12/31/2023	$1.61	0	$0	0.00%	9.7%
12/31/2022	1.43	0	0	0.50%	-4.7%	12/31/2022	1.45	0	0	0.25%	-4.4%	12/31/2022	1.46	0	0	0.00%	-4.2%
12/31/2021	1.50	0	0	0.50%	24.7%	12/31/2021	1.51	0	0	0.25%	25.0%	12/31/2021	1.53	0	0	0.00%	25.3%
12/31/2020	1.20	0	0	0.50%	4.6%	12/31/2020	1.21	0	0	0.25%	4.8%	12/31/2020	1.22	0	0	0.00%	5.1%
12/31/2019	1.15	0	0	0.50%	21.5%	12/31/2019	1.16	0	0	0.25%	21.8%	12/31/2019	1.16	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.3%
2021	2.3%
2020	2.7%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital Income Builder R4 Class - 06-3MM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86	$84	1
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$86

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86	67	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$86	67

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2
Mortality & expense charges			-
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3
Net gain (loss)			3

Increase (decrease) in net assets from operations			$5

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3	(1)

Increase (decrease) in net assets from operations		5	(1)

Contract owner transactions:
Proceeds from units sold		40	38
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		40	38
Net increase (decrease)		45	37
Net assets, beginning		41	4
Net assets, ending		$86	$41

Units sold		33	31
Units redeemed		-	-
Net increase (decrease)		33	31
Units outstanding, beginning		34	3
Units outstanding, ending		67	34

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$82
Cost of units redeemed/account charges			-
Net investment income (loss)			2
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2
Net assets			$86
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	1.25%	7.6%	12/31/2023	$1.30	0	$0	1.00%	7.9%	12/31/2023	$1.32	0	$0	0.75%	8.1%
12/31/2022	1.19	0	0	1.25%	-8.3%	12/31/2022	1.21	0	0	1.00%	-8.1%	12/31/2022	1.22	0	0	0.75%	-7.9%
12/31/2021	1.30	0	0	1.25%	13.6%	12/31/2021	1.31	0	0	1.00%	13.8%	12/31/2021	1.32	0	0	0.75%	14.1%
12/31/2020	1.15	0	0	1.25%	2.0%	12/31/2020	1.15	0	0	1.00%	2.2%	12/31/2020	1.16	0	0	0.75%	2.5%
12/31/2019	1.13	0	0	1.25%	15.9%	12/31/2019	1.13	0	0	1.00%	16.2%	12/31/2019	1.13	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	8.4%	12/31/2023	$1.35	0	$0	0.25%	8.7%	12/31/2023	$1.37	0	$0	0.00%	8.9%
12/31/2022	1.23	0	0	0.50%	-7.6%	12/31/2022	1.25	0	0	0.25%	-7.4%	12/31/2022	1.26	0	0	0.00%	-7.2%
12/31/2021	1.33	0	0	0.50%	14.4%	12/31/2021	1.35	0	0	0.25%	14.7%	12/31/2021	1.36	0	0	0.00%	15.0%
12/31/2020	1.17	0	0	0.50%	2.7%	12/31/2020	1.17	0	0	0.25%	3.0%	12/31/2020	1.18	0	0	0.00%	3.3%
12/31/2019	1.14	0	0	0.50%	16.7%	12/31/2019	1.14	0	0	0.25%	17.0%	12/31/2019	1.14	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Capital Income Builder R6 Class - 06-3M6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,588	$230,116	3,609
Receivables: investments sold	328
Payables: investments purchased	-
Net assets	$238,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$238,916	182,531	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$238,916	182,531

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,148
Mortality & expense charges			(2,122)
Net investment income (loss)			5,026

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			257
Net change in unrealized appreciation (depreciation)			9,648
Net gain (loss)			9,906

Increase (decrease) in net assets from operations			$14,932

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,026	$3,249
Net realized gain (loss)		1	34
Realized gain distributions		257	-
Net change in unrealized appreciation (depreciation)		9,648	(14,038)

Increase (decrease) in net assets from operations		14,932	(10,755)

Contract owner transactions:
Proceeds from units sold		92,330	17,171
Cost of units redeemed		(4,471)	-
Account charges		(7)	-
Increase (decrease)		87,852	17,171
Net increase (decrease)		102,784	6,416
Net assets, beginning		136,132	129,716
Net assets, ending		$238,916	$136,132

Units sold		73,695	13,833
Units redeemed		(3,451)	-
Net increase (decrease)		70,244	13,833
Units outstanding, beginning		112,287	98,454
Units outstanding, ending		182,531	112,287

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$220,241
Cost of units redeemed/account charges			(4,478)
Net investment income (loss)			14,023
Net realized gain (loss)			70
Realized gain distributions			588
Net change in unrealized appreciation (depreciation)			8,472
Net assets			$238,916
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	183	$239	1.25%	8.0%	12/31/2023	$1.33	0	$0	1.00%	8.2%	12/31/2023	$1.34	0	$0	0.75%	8.5%
12/31/2022	1.21	112	136	1.25%	-8.0%	12/31/2022	1.23	0	0	1.00%	-7.8%	12/31/2022	1.24	0	0	0.75%	-7.5%
12/31/2021	1.32	98	130	1.25%	14.0%	12/31/2021	1.33	0	0	1.00%	14.2%	12/31/2021	1.34	0	0	0.75%	14.5%
12/31/2020	1.16	92	107	1.25%	2.3%	12/31/2020	1.16	0	0	1.00%	2.6%	12/31/2020	1.17	0	0	0.75%	2.8%
12/31/2019	1.13	32	36	1.25%	16.3%	12/31/2019	1.13	0	0	1.00%	16.6%	12/31/2019	1.14	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	8.8%	12/31/2023	$1.38	0	$0	0.25%	9.0%	12/31/2023	$1.40	0	$0	0.00%	9.3%
12/31/2022	1.25	0	0	0.50%	-7.3%	12/31/2022	1.26	0	0	0.25%	-7.1%	12/31/2022	1.28	0	0	0.00%	-6.8%
12/31/2021	1.35	0	0	0.50%	14.8%	12/31/2021	1.36	0	0	0.25%	15.1%	12/31/2021	1.37	0	0	0.00%	15.4%
12/31/2020	1.18	0	0	0.50%	3.1%	12/31/2020	1.18	0	0	0.25%	3.3%	12/31/2020	1.19	0	0	0.00%	3.6%
12/31/2019	1.14	0	0	0.50%	17.2%	12/31/2019	1.14	0	0	0.25%	17.5%	12/31/2019	1.15	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	3.7%
2021	3.7%
2020	5.3%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Global Balanced Fund R6 Class - 06-3M9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,102,718	$994,614	30,212
Receivables: investments sold	-
Payables: investments purchased	(5,110)
Net assets	$1,097,608

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2	2	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	1,097,606	803,267	1.37
Total	$1,097,608	803,269

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$20,250
Mortality & expense charges			(6,917)
Net investment income (loss)			13,333

Gain (loss) on investments:
Net realized gain (loss)			532
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			109,967
Net gain (loss)			110,499

Increase (decrease) in net assets from operations			$123,832

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,333	$(28)
Net realized gain (loss)		532	(52)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		109,967	(1,912)

Increase (decrease) in net assets from operations		123,832	(1,992)

Contract owner transactions:
Proceeds from units sold		1,970,686	869,295
Cost of units redeemed		(1,864,309)	(411)
Account charges		-	(2)
Increase (decrease)		106,377	868,882
Net increase (decrease)		230,209	866,890
Net assets, beginning		867,399	509
Net assets, ending		$1,097,608	$867,399

Units sold		4,662,078	763,342
Units redeemed		(4,622,147)	(385)
Net increase (decrease)		39,931	762,957
Units outstanding, beginning		763,338	381
Units outstanding, ending		803,269	763,338

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,840,415
Cost of units redeemed/account charges			(1,864,725)
Net investment income (loss)			13,314
Net realized gain (loss)			480
Realized gain distributions			20
Net change in unrealized appreciation (depreciation)			108,104
Net assets			$1,097,608
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	1.25%	12.7%	12/31/2023	$1.30	0	$0	1.00%	13.0%	12/31/2023	$1.31	0	$0	0.75%	13.2%
12/31/2022	1.14	763	867	1.25%	-15.0%	12/31/2022	1.15	0	0	1.00%	-14.8%	12/31/2022	1.16	0	0	0.75%	-14.6%
12/31/2021	1.34	0	1	1.25%	8.1%	12/31/2021	1.35	0	0	1.00%	8.4%	12/31/2021	1.36	0	0	0.75%	8.7%
12/31/2020	1.24	0	0	1.25%	9.5%	12/31/2020	1.24	0	0	1.00%	9.8%	12/31/2020	1.25	0	0	0.75%	10.0%
12/31/2019	1.13	0	0	1.25%	16.2%	12/31/2019	1.13	0	0	1.00%	16.5%	12/31/2019	1.14	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	13.5%	12/31/2023	$1.35	0	$0	0.25%	13.8%	12/31/2023	$1.37	803	$1,098	0.00%	14.1%
12/31/2022	1.17	0	0	0.50%	-14.4%	12/31/2022	1.19	0	0	0.25%	-14.2%	12/31/2022	1.20	0	0	0.00%	-14.0%
12/31/2021	1.37	0	0	0.50%	9.0%	12/31/2021	1.38	0	0	0.25%	9.2%	12/31/2021	1.39	0	0	0.00%	9.5%
12/31/2020	1.26	0	0	0.50%	10.3%	12/31/2020	1.26	0	0	0.25%	10.6%	12/31/2020	1.27	0	0	0.00%	10.9%
12/31/2019	1.14	0	0	0.50%	17.0%	12/31/2019	1.14	0	0	0.25%	17.3%	12/31/2019	1.15	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	0.0%
2021	2.4%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Inflation Linked Bond Fund R6 Class - 06-3G9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$927,229	$1,018,068	103,343
Receivables: investments sold	19,394
Payables: investments purchased	-
Net assets	$946,623

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$946,623	875,786	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$946,623	875,786

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,556
Mortality & expense charges			(10,115)
Net investment income (loss)			1,441

Gain (loss) on investments:
Net realized gain (loss)			(16,935)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,292
Net gain (loss)			3,357

Increase (decrease) in net assets from operations			$4,798

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,441	$37,231
Net realized gain (loss)		(16,935)	(7,630)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,292	(112,092)

Increase (decrease) in net assets from operations		4,798	(82,491)

Contract owner transactions:
Proceeds from units sold		354,957	497,841
Cost of units redeemed		(120,291)	(104,510)
Account charges		(1,042)	(813)
Increase (decrease)		233,624	392,518
Net increase (decrease)		238,422	310,027
Net assets, beginning		708,201	398,174
Net assets, ending		$946,623	$708,201

Units sold		382,203	430,100
Units redeemed		(164,574)	(94,905)
Net increase (decrease)		217,629	335,195
Units outstanding, beginning		658,157	322,962
Units outstanding, ending		875,786	658,157

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,551,916
Cost of units redeemed/account charges			(549,670)
Net investment income (loss)			52,979
Net realized gain (loss)			(23,118)
Realized gain distributions			5,355
Net change in unrealized appreciation (depreciation)			(90,839)
Net assets			$946,623
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	876	$947	1.25%	0.5%	12/31/2023	$1.10	0	$0	1.00%	0.7%	12/31/2023	$1.11	0	$0	0.75%	1.0%
12/31/2022	1.08	658	708	1.25%	-12.7%	12/31/2022	1.09	0	0	1.00%	-12.5%	12/31/2022	1.10	0	0	0.75%	-12.3%
12/31/2021	1.23	323	398	1.25%	2.9%	12/31/2021	1.24	0	0	1.00%	3.1%	12/31/2021	1.25	0	0	0.75%	3.4%
12/31/2020	1.20	271	324	1.25%	13.5%	12/31/2020	1.21	0	0	1.00%	13.8%	12/31/2020	1.21	0	0	0.75%	14.1%
12/31/2019	1.06	0	0	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	6.0%	12/31/2019	1.06	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	0.50%	1.2%	12/31/2023	$1.14	0	$0	0.25%	1.5%	12/31/2023	$1.16	0	$0	0.00%	1.7%
12/31/2022	1.11	0	0	0.50%	-12.1%	12/31/2022	1.12	0	0	0.25%	-11.8%	12/31/2022	1.14	0	0	0.00%	-11.6%
12/31/2021	1.27	0	0	0.50%	3.7%	12/31/2021	1.28	0	0	0.25%	3.9%	12/31/2021	1.29	0	0	0.00%	4.2%
12/31/2020	1.22	0	0	0.50%	14.4%	12/31/2020	1.23	0	0	0.25%	14.7%	12/31/2020	1.24	0	0	0.00%	15.0%
12/31/2019	1.07	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	8.0%
2021	3.8%
2020	4.4%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intl Growth and Income Fund R6 Class - 06-3M4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,349,646	$1,238,859	37,658
Receivables: investments sold	426
Payables: investments purchased	-
Net assets	$1,350,072

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$226,800	171,069	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	1,123,272	793,953	1.41
Total	$1,350,072	965,022

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$34,716
Mortality & expense charges			(9,681)
Net investment income (loss)			25,035

Gain (loss) on investments:
Net realized gain (loss)			14,527
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			116,215
Net gain (loss)			130,742

Increase (decrease) in net assets from operations			$155,777

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,035	$69
Net realized gain (loss)		14,527	(44)
Realized gain distributions		-	142
Net change in unrealized appreciation (depreciation)		116,215	(5,341)

Increase (decrease) in net assets from operations		155,777	(5,174)

Contract owner transactions:
Proceeds from units sold		2,451,624	951,187
Cost of units redeemed		(2,205,604)	(1)
Account charges		(82)	(1)
Increase (decrease)		245,938	951,185
Net increase (decrease)		401,715	946,011
Net assets, beginning		948,357	2,346
Net assets, ending		$1,350,072	$948,357

Units sold		5,187,495	815,939
Units redeemed		(5,040,005)	(102)
Net increase (decrease)		147,490	815,837
Units outstanding, beginning		817,532	1,695
Units outstanding, ending		965,022	817,532

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,405,117
Cost of units redeemed/account charges			(2,205,700)
Net investment income (loss)			25,146
Net realized gain (loss)			14,483
Realized gain distributions			239
Net change in unrealized appreciation (depreciation)			110,787
Net assets			$1,350,072
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	171	$227	1.25%	14.3%	12/31/2023	$1.34	0	$0	1.00%	14.6%	12/31/2023	$1.36	0	$0	0.75%	14.9%
12/31/2022	1.16	818	948	1.25%	-16.2%	12/31/2022	1.17	0	0	1.00%	-16.0%	12/31/2022	1.18	0	0	0.75%	-15.8%
12/31/2021	1.38	2	2	1.25%	8.8%	12/31/2021	1.40	0	0	1.00%	9.0%	12/31/2021	1.41	0	0	0.75%	9.3%
12/31/2020	1.27	0	0	1.25%	6.9%	12/31/2020	1.28	0	0	1.00%	7.1%	12/31/2020	1.29	0	0	0.75%	7.4%
12/31/2019	1.19	0	0	1.25%	26.0%	12/31/2019	1.19	0	0	1.00%	26.3%	12/31/2019	1.20	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	15.1%	12/31/2023	$1.40	0	$0	0.25%	15.4%	12/31/2023	$1.41	794	$1,123	0.00%	15.7%
12/31/2022	1.20	0	0	0.50%	-15.6%	12/31/2022	1.21	0	0	0.25%	-15.4%	12/31/2022	1.22	0	0	0.00%	-15.2%
12/31/2021	1.42	0	0	0.50%	9.6%	12/31/2021	1.43	0	0	0.25%	9.8%	12/31/2021	1.44	0	0	0.00%	10.1%
12/31/2020	1.29	0	0	0.50%	7.7%	12/31/2020	1.30	0	0	0.25%	7.9%	12/31/2020	1.31	0	0	0.00%	8.2%
12/31/2019	1.20	0	0	0.50%	26.9%	12/31/2019	1.21	0	0	0.25%	27.2%	12/31/2019	1.21	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	0.0%
2021	5.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Investment Company of America R6 Class - 06-3GH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$299,630	$254,376	5,940
Receivables: investments sold	-
Payables: investments purchased	(430)
Net assets	$299,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$299,200	183,675	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.72
Band 0	-	-	1.74
Total	$299,200	183,675

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,863
Mortality & expense charges			(3,191)
Net investment income (loss)			1,672

Gain (loss) on investments:
Net realized gain (loss)			552
Realized gain distributions			10,118
Net change in unrealized appreciation (depreciation)			50,070
Net gain (loss)			60,740

Increase (decrease) in net assets from operations			$62,412

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,672	$965
Net realized gain (loss)		552	7,400
Realized gain distributions		10,118	9,426
Net change in unrealized appreciation (depreciation)		50,070	(57,715)

Increase (decrease) in net assets from operations		62,412	(39,924)

Contract owner transactions:
Proceeds from units sold		27,555	42,520
Cost of units redeemed		(5,220)	(51,964)
Account charges		(13)	(66)
Increase (decrease)		22,322	(9,510)
Net increase (decrease)		84,734	(49,434)
Net assets, beginning		214,466	263,900
Net assets, ending		$299,200	$214,466

Units sold		19,671	32,316
Units redeemed		(3,579)	(37,313)
Net increase (decrease)		16,092	(4,997)
Units outstanding, beginning		167,583	172,580
Units outstanding, ending		183,675	167,583

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$283,464
Cost of units redeemed/account charges			(76,366)
Net investment income (loss)			4,122
Net realized gain (loss)			8,902
Realized gain distributions			33,824
Net change in unrealized appreciation (depreciation)			45,254
Net assets			$299,200
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	184	$299	1.25%	27.3%	12/31/2023	$1.65	0	$0	1.00%	27.6%	12/31/2023	$1.67	0	$0	0.75%	27.9%
12/31/2022	1.28	168	214	1.25%	-16.3%	12/31/2022	1.29	0	0	1.00%	-16.1%	12/31/2022	1.31	0	0	0.75%	-15.9%
12/31/2021	1.53	173	264	1.25%	23.8%	12/31/2021	1.54	0	0	1.00%	24.2%	12/31/2021	1.56	0	0	0.75%	24.5%
12/31/2020	1.23	155	192	1.25%	13.4%	12/31/2020	1.24	0	0	1.00%	13.7%	12/31/2020	1.25	0	0	0.75%	14.0%
12/31/2019	1.09	0	0	1.25%	23.4%	12/31/2019	1.09	0	0	1.00%	23.7%	12/31/2019	1.10	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	0	$0	0.50%	28.2%	12/31/2023	$1.72	0	$0	0.25%	28.6%	12/31/2023	$1.74	0	$0	0.00%	28.9%
12/31/2022	1.32	0	0	0.50%	-15.7%	12/31/2022	1.34	0	0	0.25%	-15.5%	12/31/2022	1.35	0	0	0.00%	-15.3%
12/31/2021	1.57	0	0	0.50%	24.8%	12/31/2021	1.58	0	0	0.25%	25.1%	12/31/2021	1.60	0	0	0.00%	25.4%
12/31/2020	1.26	0	0	0.50%	14.3%	12/31/2020	1.27	0	0	0.25%	14.6%	12/31/2020	1.27	0	0	0.00%	14.9%
12/31/2019	1.10	0	0	0.50%	24.3%	12/31/2019	1.10	0	0	0.25%	24.6%	12/31/2019	1.11	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.5%
2021	1.6%
2020	1.7%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Bond Fund of America R6 Class - 06-39V

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,400,364	$31,130,979	2,501,672
Receivables: investments sold	344,045
Payables: investments purchased	-
Net assets	$28,744,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,744,409	27,123,892	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$28,744,409	27,123,892

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,008,202
Mortality & expense charges			(311,828)
Net investment income (loss)			696,374

Gain (loss) on investments:
Net realized gain (loss)			(262,748)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			595,404
Net gain (loss)			332,656

Increase (decrease) in net assets from operations			$1,029,030

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$696,374	$380,466
Net realized gain (loss)		(262,748)	(614,441)
Realized gain distributions		-	28,575
Net change in unrealized appreciation (depreciation)		595,404	(3,202,388)

Increase (decrease) in net assets from operations		1,029,030	(3,407,788)

Contract owner transactions:
Proceeds from units sold		14,053,688	13,751,656
Cost of units redeemed		(9,292,870)	(14,244,404)
Account charges		(78,860)	(89,204)
Increase (decrease)		4,681,958	(581,952)
Net increase (decrease)		5,710,988	(3,989,740)
Net assets, beginning		23,033,421	27,023,161
Net assets, ending		$28,744,409	$23,033,421

Units sold		13,821,837	13,112,899
Units redeemed		(9,259,160)	(13,460,259)
Net increase (decrease)		4,562,677	(347,360)
Units outstanding, beginning		22,561,215	22,908,575
Units outstanding, ending		27,123,892	22,561,215

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$59,710,825
Cost of units redeemed/account charges			(28,706,904)
Net investment income (loss)			1,143,176
Net realized gain (loss)			(880,712)
Realized gain distributions			208,639
Net change in unrealized appreciation (depreciation)			(2,730,615)
Net assets			$28,744,409
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	27,124	$28,744	1.25%	3.8%	12/31/2023	$1.07	0	$0	1.00%	4.1%	12/31/2023	$1.09	0	$0	0.75%	4.3%
12/31/2022	1.02	22,561	23,033	1.25%	-13.5%	12/31/2022	1.03	0	0	1.00%	-13.2%	12/31/2022	1.04	0	0	0.75%	-13.0%
12/31/2021	1.18	22,909	27,023	1.25%	-1.8%	12/31/2021	1.19	0	0	1.00%	-1.6%	12/31/2021	1.20	0	0	0.75%	-1.3%
12/31/2020	1.20	1,425	1,713	1.25%	9.7%	12/31/2020	1.21	0	0	1.00%	10.0%	12/31/2020	1.22	0	0	0.75%	10.3%
12/31/2019	1.09	1,043	1,142	1.25%	7.1%	12/31/2019	1.10	0	0	1.00%	7.3%	12/31/2019	1.10	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	4.6%	12/31/2023	$1.12	0	$0	0.25%	4.8%	12/31/2023	$1.14	0	$0	0.00%	5.1%
12/31/2022	1.06	0	0	0.50%	-12.8%	12/31/2022	1.07	0	0	0.25%	-12.6%	12/31/2022	1.08	0	0	0.00%	-12.4%
12/31/2021	1.21	0	0	0.50%	-1.1%	12/31/2021	1.22	0	0	0.25%	-0.9%	12/31/2021	1.23	0	0	0.00%	-0.6%
12/31/2020	1.23	0	0	0.50%	10.6%	12/31/2020	1.23	0	0	0.25%	10.9%	12/31/2020	1.24	0	0	0.00%	11.1%
12/31/2019	1.11	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.1%	12/31/2019	1.12	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	2.7%
2021	1.1%
2020	2.0%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Income Fund of America R4 Class - 06-3MN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,017	$181,010	7,867
Receivables: investments sold	936
Payables: investments purchased	-
Net assets	$183,953

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,953	138,285	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$183,953	138,285

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,341
Mortality & expense charges			(2,100)
Net investment income (loss)			4,241

Gain (loss) on investments:
Net realized gain (loss)			(651)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,974
Net gain (loss)			6,323

Increase (decrease) in net assets from operations			$10,564

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,241	$3,106
Net realized gain (loss)		(651)	1,111
Realized gain distributions		-	5,716
Net change in unrealized appreciation (depreciation)		6,974	(22,811)

Increase (decrease) in net assets from operations		10,564	(12,878)

Contract owner transactions:
Proceeds from units sold		23,250	19,952
Cost of units redeemed		(17,058)	(13,414)
Account charges		(128)	(19)
Increase (decrease)		6,064	6,519
Net increase (decrease)		16,628	(6,359)
Net assets, beginning		167,325	173,684
Net assets, ending		$183,953	$167,325

Units sold		18,408	15,845
Units redeemed		(13,748)	(10,294)
Net increase (decrease)		4,660	5,551
Units outstanding, beginning		133,625	128,074
Units outstanding, ending		138,285	133,625

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$203,105
Cost of units redeemed/account charges			(47,082)
Net investment income (loss)			11,822
Net realized gain (loss)			2,126
Realized gain distributions			11,975
Net change in unrealized appreciation (depreciation)			2,007
Net assets			$183,953
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	138	$184	1.25%	6.2%	12/31/2023	$1.35	0	$0	1.00%	6.5%	12/31/2023	$1.37	0	$0	0.75%	6.8%
12/31/2022	1.25	134	167	1.25%	-7.7%	12/31/2022	1.27	0	0	1.00%	-7.4%	12/31/2022	1.28	0	0	0.75%	-7.2%
12/31/2021	1.36	128	174	1.25%	15.9%	12/31/2021	1.37	0	0	1.00%	16.2%	12/31/2021	1.38	0	0	0.75%	16.5%
12/31/2020	1.17	124	145	1.25%	3.6%	12/31/2020	1.18	0	0	1.00%	3.8%	12/31/2020	1.18	0	0	0.75%	4.1%
12/31/2019	1.13	0	0	1.25%	17.4%	12/31/2019	1.13	0	0	1.00%	17.7%	12/31/2019	1.14	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	7.0%	12/31/2023	$1.40	0	$0	0.25%	7.3%	12/31/2023	$1.42	0	$0	0.00%	7.6%
12/31/2022	1.29	0	0	0.50%	-7.0%	12/31/2022	1.31	0	0	0.25%	-6.7%	12/31/2022	1.32	0	0	0.00%	-6.5%
12/31/2021	1.39	0	0	0.50%	16.8%	12/31/2021	1.40	0	0	0.25%	17.1%	12/31/2021	1.41	0	0	0.00%	17.4%
12/31/2020	1.19	0	0	0.50%	4.4%	12/31/2020	1.20	0	0	0.25%	4.6%	12/31/2020	1.20	0	0	0.00%	4.9%
12/31/2019	1.14	0	0	0.50%	18.3%	12/31/2019	1.14	0	0	0.25%	18.6%	12/31/2019	1.15	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	3.0%
2021	2.8%
2020	3.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The Income Fund of America R6 Class - 06-3M7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,294,682	$1,225,614	54,689
Receivables: investments sold	-
Payables: investments purchased	(12,772)
Net assets	$1,281,910

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,281,910	946,257	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$1,281,910	946,257

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$50,004
Mortality & expense charges			(15,258)
Net investment income (loss)			34,746

Gain (loss) on investments:
Net realized gain (loss)			10,483
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			35,720
Net gain (loss)			46,203

Increase (decrease) in net assets from operations			$80,949

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,746	$14,902
Net realized gain (loss)		10,483	5,577
Realized gain distributions		-	50,075
Net change in unrealized appreciation (depreciation)		35,720	28,059

Increase (decrease) in net assets from operations		80,949	98,613

Contract owner transactions:
Proceeds from units sold		174,358	2,837,068
Cost of units redeemed		(240,169)	(1,725,127)
Account charges		(371)	(238)
Increase (decrease)		(66,182)	1,111,703
Net increase (decrease)		14,767	1,210,316
Net assets, beginning		1,267,143	56,827
Net assets, ending		$1,281,910	$1,267,143

Units sold		136,120	2,369,857
Units redeemed		(186,836)	(1,414,322)
Net increase (decrease)		(50,716)	955,535
Units outstanding, beginning		996,973	41,438
Units outstanding, ending		946,257	996,973

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,059,047
Cost of units redeemed/account charges			(1,966,041)
Net investment income (loss)			51,299
Net realized gain (loss)			16,112
Realized gain distributions			52,425
Net change in unrealized appreciation (depreciation)			69,068
Net assets			$1,281,910
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	946	$1,282	1.25%	6.6%	12/31/2023	$1.37	0	$0	1.00%	6.9%	12/31/2023	$1.39	0	$0	0.75%	7.1%
12/31/2022	1.27	997	1,267	1.25%	-7.3%	12/31/2022	1.28	0	0	1.00%	-7.1%	12/31/2022	1.30	0	0	0.75%	-6.9%
12/31/2021	1.37	41	57	1.25%	16.3%	12/31/2021	1.38	0	0	1.00%	16.6%	12/31/2021	1.39	0	0	0.75%	16.8%
12/31/2020	1.18	24	28	1.25%	4.0%	12/31/2020	1.19	0	0	1.00%	4.3%	12/31/2020	1.19	0	0	0.75%	4.5%
12/31/2019	1.13	13	14	1.25%	17.8%	12/31/2019	1.14	0	0	1.00%	18.1%	12/31/2019	1.14	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	7.4%	12/31/2023	$1.43	0	$0	0.25%	7.7%	12/31/2023	$1.45	0	$0	0.00%	7.9%
12/31/2022	1.31	0	0	0.50%	-6.6%	12/31/2022	1.33	0	0	0.25%	-6.4%	12/31/2022	1.34	0	0	0.00%	-6.2%
12/31/2021	1.40	0	0	0.50%	17.1%	12/31/2021	1.42	0	0	0.25%	17.4%	12/31/2021	1.43	0	0	0.00%	17.7%
12/31/2020	1.20	0	0	0.50%	4.8%	12/31/2020	1.21	0	0	0.25%	5.0%	12/31/2020	1.21	0	0	0.00%	5.3%
12/31/2019	1.14	0	0	0.50%	18.7%	12/31/2019	1.15	0	0	0.25%	19.0%	12/31/2019	1.15	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	2.9%
2021	3.8%
2020	3.4%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds The New Economy Fund R6 Class - 06-3KY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,309	$60,144	1,129
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$61,363

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,363	40,353	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$61,363	40,353

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$316
Mortality & expense charges			(636)
Net investment income (loss)			(320)

Gain (loss) on investments:
Net realized gain (loss)			(102)
Realized gain distributions			2,065
Net change in unrealized appreciation (depreciation)			10,730
Net gain (loss)			12,693

Increase (decrease) in net assets from operations			$12,373

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(320)	$(1,564)
Net realized gain (loss)		(102)	(12,368)
Realized gain distributions		2,065	-
Net change in unrealized appreciation (depreciation)		10,730	(45,353)

Increase (decrease) in net assets from operations		12,373	(59,285)

Contract owner transactions:
Proceeds from units sold		7,633	6,813
Cost of units redeemed		(643)	(132,419)
Account charges		-	(16)
Increase (decrease)		6,990	(125,622)
Net increase (decrease)		19,363	(184,907)
Net assets, beginning		42,000	226,907
Net assets, ending		$61,363	$42,000

Units sold		5,516	6,707
Units redeemed		(491)	(104,423)
Net increase (decrease)		5,025	(97,716)
Units outstanding, beginning		35,328	133,044
Units outstanding, ending		40,353	35,328

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$196,035
Cost of units redeemed/account charges			(149,049)
Net investment income (loss)			(5,081)
Net realized gain (loss)			(7,964)
Realized gain distributions			26,257
Net change in unrealized appreciation (depreciation)			1,165
Net assets			$61,363
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	40	$61	1.25%	27.9%	12/31/2023	$1.54	0	$0	1.00%	28.2%	12/31/2023	$1.56	0	$0	0.75%	28.6%
12/31/2022	1.19	35	42	1.25%	-30.3%	12/31/2022	1.20	0	0	1.00%	-30.1%	12/31/2022	1.21	0	0	0.75%	-29.9%
12/31/2021	1.71	133	227	1.25%	10.9%	12/31/2021	1.72	0	0	1.00%	11.2%	12/31/2021	1.73	0	0	0.75%	11.4%
12/31/2020	1.54	121	186	1.25%	32.3%	12/31/2020	1.55	0	0	1.00%	32.6%	12/31/2020	1.56	0	0	0.75%	32.9%
12/31/2019	1.16	52	61	1.25%	25.3%	12/31/2019	1.17	0	0	1.00%	25.6%	12/31/2019	1.17	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.58	0	$0	0.50%	28.9%	12/31/2023	$1.60	0	$0	0.25%	29.2%	12/31/2023	$1.62	0	$0	0.00%	29.5%
12/31/2022	1.23	0	0	0.50%	-29.8%	12/31/2022	1.24	0	0	0.25%	-29.6%	12/31/2022	1.25	0	0	0.00%	-29.4%
12/31/2021	1.75	0	0	0.50%	11.7%	12/31/2021	1.76	0	0	0.25%	12.0%	12/31/2021	1.78	0	0	0.00%	12.3%
12/31/2020	1.56	0	0	0.50%	33.3%	12/31/2020	1.57	0	0	0.25%	33.6%	12/31/2020	1.58	0	0	0.00%	33.9%
12/31/2019	1.17	0	0	0.50%	26.2%	12/31/2019	1.18	0	0	0.25%	26.5%	12/31/2019	1.18	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.1%
2021	0.0%
2020	0.4%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds U.S. Government Securities Fund R6 Class - 06-3TK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$465,073	$475,205	38,599
Receivables: investments sold	4,677
Payables: investments purchased	-
Net assets	$469,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$469,750	468,813	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$469,750	468,813

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,595
Mortality & expense charges			(4,890)
Net investment income (loss)			10,705

Gain (loss) on investments:
Net realized gain (loss)			(1,583)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			67
Net gain (loss)			(1,516)

Increase (decrease) in net assets from operations			$9,189

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,705	$2,161
Net realized gain (loss)		(1,583)	(3,358)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		67	(10,104)

Increase (decrease) in net assets from operations		9,189	(11,301)

Contract owner transactions:
Proceeds from units sold		190,360	204,920
Cost of units redeemed		(17,475)	(39,513)
Account charges		(583)	(545)
Increase (decrease)		172,302	164,862
Net increase (decrease)		181,491	153,561
Net assets, beginning		288,259	134,698
Net assets, ending		$469,750	$288,259

Units sold		201,057	211,208
Units redeemed		(25,454)	(38,862)
Net increase (decrease)		175,603	172,346
Units outstanding, beginning		293,210	120,864
Units outstanding, ending		468,813	293,210

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$530,005
Cost of units redeemed/account charges			(58,147)
Net investment income (loss)			12,965
Net realized gain (loss)			(4,941)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,132)
Net assets			$469,750
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	469	$470	1.25%	1.9%	12/31/2023	$1.01	0	$0	1.00%	2.2%	12/31/2023	$1.03	0	$0	0.75%	2.4%
12/31/2022	0.98	293	288	1.25%	-11.8%	12/31/2022	0.99	0	0	1.00%	-11.6%	12/31/2022	1.00	0	0	0.75%	-11.3%
12/31/2021	1.11	121	135	1.25%	-1.7%	12/31/2021	1.12	0	0	1.00%	-1.5%	12/31/2021	1.13	0	0	0.75%	-1.2%
12/31/2020	1.13	0	0	1.25%	8.5%	12/31/2020	1.14	0	0	1.00%	8.8%	12/31/2020	1.14	0	0	0.75%	9.1%
12/31/2019	1.04	0	0	1.25%	4.5%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	2.7%	12/31/2023	$1.05	0	$0	0.25%	2.9%	12/31/2023	$1.07	0	$0	0.00%	3.2%
12/31/2022	1.01	0	0	0.50%	-11.1%	12/31/2022	1.02	0	0	0.25%	-10.9%	12/31/2022	1.03	0	0	0.00%	-10.7%
12/31/2021	1.14	0	0	0.50%	-1.0%	12/31/2021	1.15	0	0	0.25%	-0.7%	12/31/2021	1.16	0	0	0.00%	-0.5%
12/31/2020	1.15	0	0	0.50%	9.4%	12/31/2020	1.16	0	0	0.25%	9.6%	12/31/2020	1.16	0	0	0.00%	9.9%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.4%	12/31/2019	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	1.8%
2021	0.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R4 Class - 06-207

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,932,412	$2,467,692	77,592
Receivables: investments sold	-
Payables: investments purchased	(10,262)
Net assets	$2,922,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,922,150	811,211	$3.60
Band 100	-	-	3.76
Band 75	-	-	3.93
Band 50	-	-	4.10
Band 25	-	-	4.28
Band 0	-	-	4.47
Total	$2,922,150	811,211

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,184
Mortality & expense charges			(34,161)
Net investment income (loss)			(17,977)

Gain (loss) on investments:
Net realized gain (loss)			54,540
Realized gain distributions			77,387
Net change in unrealized appreciation (depreciation)			594,464
Net gain (loss)			726,391

Increase (decrease) in net assets from operations			$708,414

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,977)	$(35,565)
Net realized gain (loss)		54,540	105,899
Realized gain distributions		77,387	178,715
Net change in unrealized appreciation (depreciation)		594,464	(1,369,512)

Increase (decrease) in net assets from operations		708,414	(1,120,463)

Contract owner transactions:
Proceeds from units sold		261,174	314,482
Cost of units redeemed		(568,014)	(667,233)
Account charges		(3,840)	(3,943)
Increase (decrease)		(310,680)	(356,694)
Net increase (decrease)		397,734	(1,477,157)
Net assets, beginning		2,524,416	4,001,573
Net assets, ending		$2,922,150	$2,524,416

Units sold		87,659	105,179
Units redeemed		(182,678)	(209,279)
Net increase (decrease)		(95,019)	(104,100)
Units outstanding, beginning		906,230	1,010,330
Units outstanding, ending		811,211	906,230

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$42,137,780
Cost of units redeemed/account charges			(52,806,716)
Net investment income (loss)			(830,579)
Net realized gain (loss)			6,901,830
Realized gain distributions			7,055,115
Net change in unrealized appreciation (depreciation)			464,720
Net assets			$2,922,150
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.60	811	$2,922	1.25%	29.3%	12/31/2023	$3.76	0	$0	1.00%	29.6%	12/31/2023	$3.93	0	$0	0.75%	30.0%
12/31/2022	2.79	906	2,524	1.25%	-29.7%	12/31/2022	2.90	0	0	1.00%	-29.5%	12/31/2022	3.02	0	0	0.75%	-29.3%
12/31/2021	3.96	1,010	4,002	1.25%	22.1%	12/31/2021	4.11	0	0	1.00%	22.4%	12/31/2021	4.27	0	0	0.75%	22.7%
12/31/2020	3.24	1,251	4,058	1.25%	19.9%	12/31/2020	3.36	0	0	1.00%	20.2%	12/31/2020	3.48	0	0	0.75%	20.5%
12/31/2019	2.71	1,340	3,626	1.25%	24.7%	12/31/2019	2.80	0	0	1.00%	25.0%	12/31/2019	2.89	0	0	0.75%	25.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.10	0	$0	0.50%	30.3%	12/31/2023	$4.28	0	$0	0.25%	30.6%	12/31/2023	$4.47	0	$0	0.00%	30.9%
12/31/2022	3.15	0	0	0.50%	-29.1%	12/31/2022	3.28	0	0	0.25%	-29.0%	12/31/2022	3.41	0	0	0.00%	-28.8%
12/31/2021	4.44	0	0	0.50%	23.0%	12/31/2021	4.61	0	0	0.25%	23.3%	12/31/2021	4.79	0	0	0.00%	23.6%
12/31/2020	3.61	0	0	0.50%	20.8%	12/31/2020	3.74	0	0	0.25%	21.1%	12/31/2020	3.87	0	0	0.00%	21.4%
12/31/2019	2.99	0	0	0.50%	25.7%	12/31/2019	3.09	0	0	0.25%	26.0%	12/31/2019	3.19	2,841	9,068	0.00%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.0%
2021	0.0%
2020	0.1%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds AMCAP Fund R3 Class - 06-182

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,397,264	$1,222,435	38,560
Receivables: investments sold	-
Payables: investments purchased	(605)
Net assets	$1,396,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,032,428	289,845	$3.56
Band 100	364,231	97,754	3.73
Band 75	-	-	3.90
Band 50	-	-	4.08
Band 25	-	-	4.26
Band 0	-	-	4.46
Total	$1,396,659	387,599

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,541
Mortality & expense charges			(15,783)
Net investment income (loss)			(14,242)

Gain (loss) on investments:
Net realized gain (loss)			4,417
Realized gain distributions			38,332
Net change in unrealized appreciation (depreciation)			321,472
Net gain (loss)			364,221

Increase (decrease) in net assets from operations			$349,979

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,242)	$(18,978)
Net realized gain (loss)		4,417	41,106
Realized gain distributions		38,332	106,381
Net change in unrealized appreciation (depreciation)		321,472	(760,781)

Increase (decrease) in net assets from operations		349,979	(632,272)

Contract owner transactions:
Proceeds from units sold		149,289	123,556
Cost of units redeemed		(534,215)	(314,662)
Account charges		(603)	(577)
Increase (decrease)		(385,529)	(191,683)
Net increase (decrease)		(35,550)	(823,955)
Net assets, beginning		1,432,209	2,256,164
Net assets, ending		$1,396,659	$1,432,209

Units sold		48,515	56,960
Units redeemed		(173,968)	(110,839)
Net increase (decrease)		(125,453)	(53,879)
Units outstanding, beginning		513,052	566,931
Units outstanding, ending		387,599	513,052

* Date of Fund Inception into Variable Account: 1 /3 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,794,264
Cost of units redeemed/account charges			(13,918,298)
Net investment income (loss)			(327,058)
Net realized gain (loss)			1,567,576
Realized gain distributions			2,105,346
Net change in unrealized appreciation (depreciation)			174,829
Net assets			$1,396,659
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.56	290	$1,032	1.25%	29.0%	12/31/2023	$3.73	98	$364	1.00%	29.3%	12/31/2023	$3.90	0	$0	0.75%	29.6%
12/31/2022	2.76	385	1,065	1.25%	-29.9%	12/31/2022	2.88	128	368	1.00%	-29.7%	12/31/2022	3.01	0	0	0.75%	-29.5%
12/31/2021	3.94	426	1,680	1.25%	21.7%	12/31/2021	4.10	141	576	1.00%	22.0%	12/31/2021	4.27	0	0	0.75%	22.3%
12/31/2020	3.24	620	2,008	1.25%	19.5%	12/31/2020	3.36	150	505	1.00%	19.8%	12/31/2020	3.49	0	0	0.75%	20.1%
12/31/2019	2.71	994	2,693	1.25%	24.3%	12/31/2019	2.80	184	516	1.00%	24.6%	12/31/2019	2.90	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.08	0	$0	0.50%	29.9%	12/31/2023	$4.26	0	$0	0.25%	30.3%	12/31/2023	$4.46	0	$0	0.00%	30.6%
12/31/2022	3.14	0	0	0.50%	-29.4%	12/31/2022	3.27	0	0	0.25%	-29.2%	12/31/2022	3.42	0	0	0.00%	-29.0%
12/31/2021	4.44	0	0	0.50%	22.6%	12/31/2021	4.62	0	0	0.25%	22.9%	12/31/2021	4.81	0	0	0.00%	23.3%
12/31/2020	3.62	0	0	0.50%	20.4%	12/31/2020	3.76	0	0	0.25%	20.7%	12/31/2020	3.90	0	0	0.00%	21.0%
12/31/2019	3.01	0	0	0.50%	25.3%	12/31/2019	3.11	0	0	0.25%	25.6%	12/31/2019	3.23	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust American Funds Intl Vntg R6 Retirement Class - 06-6RJ (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	1.25%	14.9%	12/31/2023	$1.15	0	$0	1.00%	15.0%	12/31/2023	$1.15	0	$0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	15.1%	12/31/2023	$1.15	0	$0	0.25%	15.1%	12/31/2023	$1.15	0	$0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR Small Cap Multi-Style Fund N Class - 06-CCF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1)
Net investment income (loss)			(1)

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			5

Increase (decrease) in net assets from operations			$4

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1)	$-
Net realized gain (loss)		4	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	(1)

Increase (decrease) in net assets from operations		4	(1)

Contract owner transactions:
Proceeds from units sold		74	75
Cost of units redeemed		(152)	-
Account charges		-	-
Increase (decrease)		(78)	75
Net increase (decrease)		(74)	74
Net assets, beginning		74	-
Net assets, ending		$-	$74

Units sold		51	53
Units redeemed		(104)	-
Net increase (decrease)		(53)	53
Units outstanding, beginning		53	-
Units outstanding, ending		-	53

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$149
Cost of units redeemed/account charges			(152)
Net investment income (loss)			(1)
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	0	$0	1.25%	22.1%	12/31/2023	$1.74	0	$0	1.00%	22.4%	12/31/2023	$1.78	0	$0	0.75%	22.8%
12/31/2022	1.39	0	0	1.25%	-19.5%	12/31/2022	1.42	0	0	1.00%	-19.3%	12/31/2022	1.45	0	0	0.75%	-19.1%
12/31/2021	1.73	0	0	1.25%	24.6%	12/31/2021	1.76	0	0	1.00%	24.9%	12/31/2021	1.79	0	0	0.75%	25.2%
12/31/2020	1.39	0	0	1.25%	16.3%	12/31/2020	1.41	0	0	1.00%	16.6%	12/31/2020	1.43	0	0	0.75%	16.9%
12/31/2019	1.20	0	0	1.25%	18.6%	12/31/2019	1.21	0	0	1.00%	18.9%	12/31/2019	1.22	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	0	$0	0.50%	23.1%	12/31/2023	$1.86	0	$0	0.25%	23.4%	12/31/2023	$1.90	0	$0	0.00%	23.7%
12/31/2022	1.48	0	0	0.50%	-18.9%	12/31/2022	1.50	0	0	0.25%	-18.7%	12/31/2022	1.53	0	0	0.00%	-18.5%
12/31/2021	1.82	0	0	0.50%	25.5%	12/31/2021	1.85	0	0	0.25%	25.9%	12/31/2021	1.88	0	0	0.00%	26.2%
12/31/2020	1.45	0	0	0.50%	17.2%	12/31/2020	1.47	0	0	0.25%	17.5%	12/31/2020	1.49	0	0	0.00%	17.8%
12/31/2019	1.24	0	0	0.50%	19.5%	12/31/2019	1.25	0	0	0.25%	19.8%	12/31/2019	1.27	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR TM Emerging Multi-Style N Class - 06-4TF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.77
Band 100	-	-	0.78
Band 75	-	-	0.78
Band 50	-	-	0.79
Band 25	-	-	0.79
Band 0	-	-	0.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,807
Cost of units redeemed/account charges			(2,719)
Net investment income (loss)			(13)
Net realized gain (loss)			(75)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.77	0	$0	1.25%	10.8%	12/31/2023	$0.78	0	$0	1.00%	11.1%	12/31/2023	$0.78	0	$0	0.75%	11.4%
12/31/2022	0.69	0	0	1.25%	-22.4%	12/31/2022	0.70	0	0	1.00%	-22.2%	12/31/2022	0.70	0	0	0.75%	-22.0%
12/31/2021	0.90	0	0	1.25%	-10.4%	12/31/2021	0.90	0	0	1.00%	-10.2%	12/31/2021	0.90	0	0	0.75%	-10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.79	0	$0	0.50%	11.6%	12/31/2023	$0.79	0	$0	0.25%	11.9%	12/31/2023	$0.80	0	$0	0.00%	12.2%
12/31/2022	0.70	0	0	0.50%	-21.8%	12/31/2022	0.71	0	0	0.25%	-21.6%	12/31/2022	0.71	0	0	0.00%	-21.4%
12/31/2021	0.90	0	0	0.50%	-9.8%	12/31/2021	0.90	0	0	0.25%	-9.7%	12/31/2021	0.91	0	0	0.00%	-9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR International Multi-Style Fund N Class - 06-BBB (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.34
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	1.25%	17.7%	12/31/2023	$1.26	0	$0	1.00%	18.0%	12/31/2023	$1.28	0	$0	0.75%	18.3%
12/31/2022	1.05	0	0	1.25%	-13.5%	12/31/2022	1.07	0	0	1.00%	-13.3%	12/31/2022	1.09	0	0	0.75%	-13.0%
12/31/2021	1.21	0	0	1.25%	10.6%	12/31/2021	1.23	0	0	1.00%	10.9%	12/31/2021	1.25	0	0	0.75%	11.1%
12/31/2020	1.09	0	0	1.25%	4.4%	12/31/2020	1.11	0	0	1.00%	4.7%	12/31/2020	1.12	0	0	0.75%	4.9%
12/31/2019	1.05	0	0	1.25%	18.7%	12/31/2019	1.06	0	0	1.00%	19.0%	12/31/2019	1.07	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	18.6%	12/31/2023	$1.34	0	$0	0.25%	18.9%	12/31/2023	$1.37	0	$0	0.00%	19.2%
12/31/2022	1.11	0	0	0.50%	-12.8%	12/31/2022	1.13	0	0	0.25%	-12.6%	12/31/2022	1.15	0	0	0.00%	-12.4%
12/31/2021	1.27	0	0	0.50%	11.4%	12/31/2021	1.29	0	0	0.25%	11.7%	12/31/2021	1.31	0	0	0.00%	12.0%
12/31/2020	1.14	0	0	0.50%	5.2%	12/31/2020	1.16	0	0	0.25%	5.5%	12/31/2020	1.17	0	0	0.00%	5.7%
12/31/2019	1.08	0	0	0.50%	19.6%	12/31/2019	1.10	0	0	0.25%	19.9%	12/31/2019	1.11	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust AQR Large Cap Multi-Style Fund N Class - 06-CCC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.94
Band 100	-	-	1.98
Band 75	-	-	2.03
Band 50	-	-	2.07
Band 25	-	-	2.12
Band 0	-	-	2.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(8)
Net investment income (loss)			(8)

Gain (loss) on investments:
Net realized gain (loss)			(1,013)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,481
Net gain (loss)			468

Increase (decrease) in net assets from operations			$460

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8)	$(79)
Net realized gain (loss)		(1,013)	4,506
Realized gain distributions		-	1,288
Net change in unrealized appreciation (depreciation)		1,481	(10,040)

Increase (decrease) in net assets from operations		460	(4,325)

Contract owner transactions:
Proceeds from units sold		-	749
Cost of units redeemed		(15,959)	(24,922)
Account charges		-	-
Increase (decrease)		(15,959)	(24,173)
Net increase (decrease)		(15,499)	(28,498)
Net assets, beginning		15,499	43,997
Net assets, ending		$-	$15,499

Units sold		-	446
Units redeemed		(9,919)	(13,930)
Net increase (decrease)		(9,919)	(13,484)
Units outstanding, beginning		9,919	23,403
Units outstanding, ending		-	9,919

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$97,481
Cost of units redeemed/account charges			(130,543)
Net investment income (loss)			(1,106)
Net realized gain (loss)			21,607
Realized gain distributions			12,561
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	0	$0	1.25%	24.3%	12/31/2023	$1.98	0	$0	1.00%	24.6%	12/31/2023	$2.03	0	$0	0.75%	24.9%
12/31/2022	1.56	10	15	1.25%	-16.9%	12/31/2022	1.59	0	0	1.00%	-16.7%	12/31/2022	1.62	0	0	0.75%	-16.5%
12/31/2021	1.88	23	44	1.25%	25.2%	12/31/2021	1.91	0	0	1.00%	25.5%	12/31/2021	1.94	0	0	0.75%	25.8%
12/31/2020	1.50	27	40	1.25%	13.2%	12/31/2020	1.52	0	0	1.00%	13.5%	12/31/2020	1.54	0	0	0.75%	13.7%
12/31/2019	1.33	25	33	1.25%	22.5%	12/31/2019	1.34	0	0	1.00%	22.8%	12/31/2019	1.36	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.07	0	$0	0.50%	25.3%	12/31/2023	$2.12	0	$0	0.25%	25.6%	12/31/2023	$2.16	0	$0	0.00%	25.9%
12/31/2022	1.65	0	0	0.50%	-16.3%	12/31/2022	1.69	0	0	0.25%	-16.1%	12/31/2022	1.72	0	0	0.00%	-15.8%
12/31/2021	1.98	0	0	0.50%	26.1%	12/31/2021	2.01	0	0	0.25%	26.4%	12/31/2021	2.04	0	0	0.00%	26.7%
12/31/2020	1.57	0	0	0.50%	14.0%	12/31/2020	1.59	0	0	0.25%	14.3%	12/31/2020	1.61	0	0	0.00%	14.6%
12/31/2019	1.37	0	0	0.50%	23.4%	12/31/2019	1.39	0	0	0.25%	23.8%	12/31/2019	1.41	0	0	0.00%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.6%
2021	0.9%
2020	1.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel International Fund Investor Class - 06-CKV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$159,076
Cost of units redeemed/account charges			(153,407)
Net investment income (loss)			250
Net realized gain (loss)			(6,240)
Realized gain distributions			321
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	1.25%	8.7%	12/31/2023	$1.20	0	$0	1.00%	8.9%	12/31/2023	$1.22	0	$0	0.75%	9.2%
12/31/2022	1.08	0	0	1.25%	-12.4%	12/31/2022	1.10	0	0	1.00%	-12.2%	12/31/2022	1.12	0	0	0.75%	-12.0%
12/31/2021	1.23	0	0	1.25%	3.0%	12/31/2021	1.25	0	0	1.00%	3.2%	12/31/2021	1.27	0	0	0.75%	3.5%
12/31/2020	1.20	0	0	1.25%	5.5%	12/31/2020	1.21	0	0	1.00%	5.8%	12/31/2020	1.23	0	0	0.75%	6.1%
12/31/2019	1.13	0	0	1.25%	11.4%	12/31/2019	1.15	0	0	1.00%	11.7%	12/31/2019	1.16	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	9.5%	12/31/2023	$1.27	0	$0	0.25%	9.7%	12/31/2023	$1.29	0	$0	0.00%	10.0%
12/31/2022	1.13	0	0	0.50%	-11.8%	12/31/2022	1.15	0	0	0.25%	-11.5%	12/31/2022	1.17	0	0	0.00%	-11.3%
12/31/2021	1.29	0	0	0.50%	3.7%	12/31/2021	1.30	0	0	0.25%	4.0%	12/31/2021	1.32	0	0	0.00%	4.3%
12/31/2020	1.24	0	0	0.50%	6.3%	12/31/2020	1.25	0	0	0.25%	6.6%	12/31/2020	1.27	0	0	0.00%	6.9%
12/31/2019	1.17	0	0	0.50%	12.3%	12/31/2019	1.18	0	0	0.25%	12.6%	12/31/2019	1.19	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel Appreciation Fund Investor Class - 06-335

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,551	$163,192	3,728
Receivables: investments sold	1,368
Payables: investments purchased	-
Net assets	$145,919

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$145,919	40,012	$3.65
Band 100	-	-	3.84
Band 75	-	-	4.04
Band 50	-	-	4.24
Band 25	-	-	4.47
Band 0	-	-	4.78
Total	$145,919	40,012

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,164
Mortality & expense charges			(1,642)
Net investment income (loss)			(478)

Gain (loss) on investments:
Net realized gain (loss)			(1,016)
Realized gain distributions			7,373
Net change in unrealized appreciation (depreciation)			6,291
Net gain (loss)			12,648

Increase (decrease) in net assets from operations			$12,170

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(478)	$(820)
Net realized gain (loss)		(1,016)	(193)
Realized gain distributions		7,373	11,269
Net change in unrealized appreciation (depreciation)		6,291	(30,367)

Increase (decrease) in net assets from operations		12,170	(20,111)

Contract owner transactions:
Proceeds from units sold		10,856	8,855
Cost of units redeemed		(3,173)	(38,516)
Account charges		(18)	(9)
Increase (decrease)		7,665	(29,670)
Net increase (decrease)		19,835	(49,781)
Net assets, beginning		126,084	175,865
Net assets, ending		$145,919	$126,084

Units sold		3,182	2,640
Units redeemed		(940)	(10,433)
Net increase (decrease)		2,242	(7,793)
Units outstanding, beginning		37,770	45,563
Units outstanding, ending		40,012	37,770

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,822,862
Cost of units redeemed/account charges			(7,725,518)
Net investment income (loss)			(126,422)
Net realized gain (loss)			9,691
Realized gain distributions			1,183,947
Net change in unrealized appreciation (depreciation)			(18,641)
Net assets			$145,919
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.65	40	$146	1.25%	9.2%	12/31/2023	$3.84	0	$0	1.00%	9.5%	12/31/2023	$4.04	0	$0	0.75%	9.8%
12/31/2022	3.34	38	126	1.25%	-13.5%	12/31/2022	3.50	0	0	1.00%	-13.3%	12/31/2022	3.68	0	0	0.75%	-13.1%
12/31/2021	3.86	46	176	1.25%	24.3%	12/31/2021	4.04	0	0	1.00%	24.6%	12/31/2021	4.23	0	0	0.75%	24.9%
12/31/2020	3.11	46	144	1.25%	6.0%	12/31/2020	3.24	0	0	1.00%	6.3%	12/31/2020	3.39	0	0	0.75%	6.6%
12/31/2019	2.93	51	149	1.25%	23.0%	12/31/2019	3.05	0	0	1.00%	23.4%	12/31/2019	3.18	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.24	0	$0	0.50%	10.1%	12/31/2023	$4.47	0	$0	0.25%	10.3%	12/31/2023	$4.78	0	$0	0.00%	10.6%
12/31/2022	3.86	0	0	0.50%	-12.9%	12/31/2022	4.05	0	0	0.25%	-12.6%	12/31/2022	4.32	0	0	0.00%	-12.4%
12/31/2021	4.43	0	0	0.50%	25.2%	12/31/2021	4.63	0	0	0.25%	25.5%	12/31/2021	4.93	0	0	0.00%	25.9%
12/31/2020	3.53	0	0	0.50%	6.8%	12/31/2020	3.69	0	0	0.25%	7.1%	12/31/2020	3.92	0	0	0.00%	7.4%
12/31/2019	3.31	0	0	0.50%	24.0%	12/31/2019	3.45	0	0	0.25%	24.3%	12/31/2019	3.65	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.6%
2021	0.5%
2020	0.6%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Ariel Fund Investor Class - 06-330

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,859	$93,685	1,434
Receivables: investments sold	104
Payables: investments purchased	-
Net assets	$97,963

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,963	25,816	$3.79
Band 100	-	-	3.99
Band 75	-	-	4.20
Band 50	-	-	4.42
Band 25	-	-	4.65
Band 0	-	-	4.97
Total	$97,963	25,816

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$406
Mortality & expense charges			(1,080)
Net investment income (loss)			(674)

Gain (loss) on investments:
Net realized gain (loss)			62
Realized gain distributions			4,286
Net change in unrealized appreciation (depreciation)			8,314
Net gain (loss)			12,662

Increase (decrease) in net assets from operations			$11,988

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(674)	$(626)
Net realized gain (loss)		62	147
Realized gain distributions		4,286	6,094
Net change in unrealized appreciation (depreciation)		8,314	(22,916)

Increase (decrease) in net assets from operations		11,988	(17,301)

Contract owner transactions:
Proceeds from units sold		14,577	14,137
Cost of units redeemed		(6,900)	(481)
Account charges		(30)	(14)
Increase (decrease)		7,647	13,642
Net increase (decrease)		19,635	(3,659)
Net assets, beginning		78,328	81,987
Net assets, ending		$97,963	$78,328

Units sold		4,175	3,970
Units redeemed		(1,968)	(175)
Net increase (decrease)		2,207	3,795
Units outstanding, beginning		23,609	19,814
Units outstanding, ending		25,816	23,609

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,683,846
Cost of units redeemed/account charges			(6,576,438)
Net investment income (loss)			(139,943)
Net realized gain (loss)			288,532
Realized gain distributions			837,792
Net change in unrealized appreciation (depreciation)			4,174
Net assets			$97,963
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.79	26	$98	1.25%	14.4%	12/31/2023	$3.99	0	$0	1.00%	14.7%	12/31/2023	$4.20	0	$0	0.75%	14.9%
12/31/2022	3.32	24	78	1.25%	-19.8%	12/31/2022	3.48	0	0	1.00%	-19.6%	12/31/2022	3.65	0	0	0.75%	-19.4%
12/31/2021	4.14	20	82	1.25%	28.7%	12/31/2021	4.33	0	0	1.00%	29.1%	12/31/2021	4.53	0	0	0.75%	29.4%
12/31/2020	3.21	18	57	1.25%	8.7%	12/31/2020	3.36	0	0	1.00%	8.9%	12/31/2020	3.50	0	0	0.75%	9.2%
12/31/2019	2.96	149	441	1.25%	23.1%	12/31/2019	3.08	0	0	1.00%	23.4%	12/31/2019	3.21	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.42	0	$0	0.50%	15.2%	12/31/2023	$4.65	0	$0	0.25%	15.5%	12/31/2023	$4.97	0	$0	0.00%	15.8%
12/31/2022	3.83	0	0	0.50%	-19.2%	12/31/2022	4.02	0	0	0.25%	-19.0%	12/31/2022	4.29	0	0	0.00%	-18.8%
12/31/2021	4.74	0	0	0.50%	29.7%	12/31/2021	4.97	0	0	0.25%	30.0%	12/31/2021	5.29	0	0	0.00%	30.4%
12/31/2020	3.66	0	0	0.50%	9.5%	12/31/2020	3.82	0	0	0.25%	9.7%	12/31/2020	4.05	0	0	0.00%	10.0%
12/31/2019	3.34	0	0	0.50%	24.0%	12/31/2019	3.48	0	0	0.25%	24.4%	12/31/2019	3.69	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.4%
2021	0.1%
2020	0.4%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Auxier Focus Institutional Class - 06-4JY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.50
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /17 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	0	$0	1.25%	8.5%	12/31/2023	$1.51	0	$0	1.00%	8.8%	12/31/2023	$1.53	0	$0	0.75%	9.1%
12/31/2022	1.38	0	0	1.25%	-5.6%	12/31/2022	1.39	0	0	1.00%	-5.3%	12/31/2022	1.40	0	0	0.75%	-5.1%
12/31/2021	1.46	0	0	1.25%	17.0%	12/31/2021	1.47	0	0	1.00%	17.3%	12/31/2021	1.47	0	0	0.75%	17.6%
12/31/2020	1.25	0	0	1.25%	24.9%	12/31/2020	1.25	0	0	1.00%	25.1%	12/31/2020	1.25	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	9.3%	12/31/2023	$1.55	0	$0	0.25%	9.6%	12/31/2023	$1.57	0	$0	0.00%	9.9%
12/31/2022	1.41	0	0	0.50%	-4.9%	12/31/2022	1.42	0	0	0.25%	-4.6%	12/31/2022	1.43	0	0	0.00%	-4.4%
12/31/2021	1.48	0	0	0.50%	17.9%	12/31/2021	1.49	0	0	0.25%	18.2%	12/31/2021	1.49	0	0	0.00%	18.5%
12/31/2020	1.26	0	0	0.50%	25.6%	12/31/2020	1.26	0	0	0.25%	25.8%	12/31/2020	1.26	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Core Plus Bond Inst Class - 06-4RC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,395,467	$1,363,859	138,876
Receivables: investments sold	16,903
Payables: investments purchased	-
Net assets	$1,412,370

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$530,870	595,893	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.90
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	881,500	952,577	0.93
Total	$1,412,370	1,548,470

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$53,646
Mortality & expense charges			(13,955)
Net investment income (loss)			39,691

Gain (loss) on investments:
Net realized gain (loss)			(19,622)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			56,583
Net gain (loss)			36,961

Increase (decrease) in net assets from operations			$76,652

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,691	$5,426
Net realized gain (loss)		(19,622)	(974)
Realized gain distributions		-	86
Net change in unrealized appreciation (depreciation)		56,583	(24,975)

Increase (decrease) in net assets from operations		76,652	(20,437)

Contract owner transactions:
Proceeds from units sold		2,191,363	1,489,766
Cost of units redeemed		(2,297,276)	(25,670)
Account charges		(1,549)	(479)
Increase (decrease)		(107,462)	1,463,617
Net increase (decrease)		(30,810)	1,443,180
Net assets, beginning		1,443,180	-
Net assets, ending		$1,412,370	$1,443,180

Units sold		6,761,000	1,741,471
Units redeemed		(6,922,651)	(31,350)
Net increase (decrease)		(161,651)	1,710,121
Units outstanding, beginning		1,710,121	-
Units outstanding, ending		1,548,470	1,710,121

* Date of Fund Inception into Variable Account: 9 /29 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,681,129
Cost of units redeemed/account charges			(2,324,974)
Net investment income (loss)			45,117
Net realized gain (loss)			(20,596)
Realized gain distributions			86
Net change in unrealized appreciation (depreciation)			31,608
Net assets			$1,412,370
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.89	596	$531	1.25%	5.6%	12/31/2023	$0.90	0	$0	1.00%	5.8%	12/31/2023	$0.90	0	$0	0.75%	6.1%
12/31/2022	0.84	1,710	1,443	1.25%	-13.9%	12/31/2022	0.85	0	0	1.00%	-13.7%	12/31/2022	0.85	0	0	0.75%	-13.5%
12/31/2021	0.98	0	0	1.25%	-2.2%	12/31/2021	0.98	0	0	1.00%	-2.0%	12/31/2021	0.99	0	0	0.75%	-1.8%
12/31/2020	1.00	0	0	1.25%	0.3%	12/31/2020	1.00	0	0	1.00%	0.3%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	0	$0	0.50%	6.4%	12/31/2023	$0.92	0	$0	0.25%	6.6%	12/31/2023	$0.93	953	$882	0.00%	6.9%
12/31/2022	0.86	0	0	0.50%	-13.3%	12/31/2022	0.86	0	0	0.25%	-13.1%	12/31/2022	0.87	0	0	0.00%	-12.9%
12/31/2021	0.99	0	0	0.50%	-1.5%	12/31/2021	0.99	0	0	0.25%	-1.3%	12/31/2021	0.99	0	0	0.00%	-1.0%
12/31/2020	1.00	0	0	0.50%	0.4%	12/31/2020	1.00	0	0	0.25%	0.4%	12/31/2020	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	1.2%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Aggregate Bond Inst Class - 06-4TP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$145,710	$142,563	14,974
Receivables: investments sold	1,941
Payables: investments purchased	-
Net assets	$147,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147,651	162,156	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$147,651	162,156

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,393
Mortality & expense charges			(1,091)
Net investment income (loss)			2,302

Gain (loss) on investments:
Net realized gain (loss)			(482)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,722
Net gain (loss)			5,240

Increase (decrease) in net assets from operations			$7,542

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,302	$567
Net realized gain (loss)		(482)	(10)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,722	(2,575)

Increase (decrease) in net assets from operations		7,542	(2,018)

Contract owner transactions:
Proceeds from units sold		86,970	63,189
Cost of units redeemed		(7,687)	-
Account charges		(249)	(96)
Increase (decrease)		79,034	63,093
Net increase (decrease)		86,576	61,075
Net assets, beginning		61,075	-
Net assets, ending		$147,651	$61,075

Units sold		100,805	70,613
Units redeemed		(9,150)	(112)
Net increase (decrease)		91,655	70,501
Units outstanding, beginning		70,501	-
Units outstanding, ending		162,156	70,501

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$150,159
Cost of units redeemed/account charges			(8,032)
Net investment income (loss)			2,869
Net realized gain (loss)			(492)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,147
Net assets			$147,651
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	162	$148	1.25%	5.1%	12/31/2023	$0.92	0	$0	1.00%	5.4%	12/31/2023	$0.92	0	$0	0.75%	5.6%
12/31/2022	0.87	71	61	1.25%	-14.4%	12/31/2022	0.87	0	0	1.00%	-14.2%	12/31/2022	0.87	0	0	0.75%	-14.0%
12/31/2021	1.01	0	0	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	0.50%	5.9%	12/31/2023	$0.94	0	$0	0.25%	6.2%	12/31/2023	$0.94	0	$0	0.00%	6.4%
12/31/2022	0.88	0	0	0.50%	-13.8%	12/31/2022	0.88	0	0	0.25%	-13.6%	12/31/2022	0.89	0	0	0.00%	-13.4%
12/31/2021	1.02	0	0	0.50%	1.8%	12/31/2021	1.02	0	0	0.25%	2.0%	12/31/2021	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	3.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Short-Term Bond Inst Class - 06-4XC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,067	$17,857	1,919
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$18,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,065	18,408	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$18,065	18,408

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$440
Mortality & expense charges			(138)
Net investment income (loss)			302

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			210
Net gain (loss)			209

Increase (decrease) in net assets from operations			$511

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$302	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		210	-

Increase (decrease) in net assets from operations		511	-

Contract owner transactions:
Proceeds from units sold		17,598	-
Cost of units redeemed		1	-
Account charges		(45)	-
Increase (decrease)		17,554	-
Net increase (decrease)		18,065	-
Net assets, beginning		-	-
Net assets, ending		$18,065	$-

Units sold		18,455	-
Units redeemed		(47)	-
Net increase (decrease)		18,408	-
Units outstanding, beginning		-	-
Units outstanding, ending		18,408	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,598
Cost of units redeemed/account charges			(44)
Net investment income (loss)			302
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			210
Net assets			$18,065
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	18	$18	1.25%	4.3%	12/31/2023	$0.99	0	$0	1.00%	4.6%	12/31/2023	$0.99	0	$0	0.75%	4.9%
12/31/2022	0.94	0	0	1.25%	-4.8%	12/31/2022	0.94	0	0	1.00%	-4.6%	12/31/2022	0.95	0	0	0.75%	-4.4%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-1.0%	12/31/2021	0.99	0	0	0.75%	-0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	0.50%	5.1%	12/31/2023	$1.01	0	$0	0.25%	5.4%	12/31/2023	$1.01	0	$0	0.00%	5.7%
12/31/2022	0.95	0	0	0.50%	-4.1%	12/31/2022	0.96	0	0	0.25%	-3.9%	12/31/2022	0.96	0	0	0.00%	-3.6%
12/31/2021	0.99	0	0	0.50%	-0.8%	12/31/2021	0.99	0	0	0.25%	-0.6%	12/31/2021	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Intermediate Bond Inst Class - 06-6N3 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	1.25%	1.9%	12/31/2023	$1.02	0	$0	1.00%	2.1%	12/31/2023	$1.02	0	$0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	2.5%	12/31/2023	$1.03	0	$0	0.25%	2.7%	12/31/2023	$1.03	0	$0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Baird Ultra Short Bond Inst Class - 06-6RR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.1%	12/31/2023	$1.01	0	$0	1.00%	1.1%	12/31/2023	$1.01	0	$0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	1.2%	12/31/2023	$1.01	0	$0	0.25%	1.3%	12/31/2023	$1.01	0	$0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Equity Dividend Fund Institutional Class - 06-587

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,832,502	$3,035,773	142,381
Receivables: investments sold	-
Payables: investments purchased	(101,623)
Net assets	$2,730,879

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,730,879	979,259	$2.79
Band 100	-	-	2.87
Band 75	-	-	2.96
Band 50	-	-	3.04
Band 25	-	-	3.13
Band 0	-	-	3.22
Total	$2,730,879	979,259

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$56,293
Mortality & expense charges			(31,098)
Net investment income (loss)			25,195

Gain (loss) on investments:
Net realized gain (loss)			(44,430)
Realized gain distributions			133,059
Net change in unrealized appreciation (depreciation)			161,001
Net gain (loss)			249,630

Increase (decrease) in net assets from operations			$274,825

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,195	$8,222
Net realized gain (loss)		(44,430)	(38,931)
Realized gain distributions		133,059	225,738
Net change in unrealized appreciation (depreciation)		161,001	(292,348)

Increase (decrease) in net assets from operations		274,825	(97,319)

Contract owner transactions:
Proceeds from units sold		638,932	686,154
Cost of units redeemed		(425,288)	(389,576)
Account charges		(1,451)	(695)
Increase (decrease)		212,193	295,883
Net increase (decrease)		487,018	198,564
Net assets, beginning		2,243,861	2,045,297
Net assets, ending		$2,730,879	$2,243,861

Units sold		245,169	275,734
Units redeemed		(161,379)	(154,310)
Net increase (decrease)		83,790	121,424
Units outstanding, beginning		895,469	774,045
Units outstanding, ending		979,259	895,469

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,061,905
Cost of units redeemed/account charges			(21,694,685)
Net investment income (loss)			142,556
Net realized gain (loss)			80,731
Realized gain distributions			1,343,643
Net change in unrealized appreciation (depreciation)			(203,271)
Net assets			$2,730,879
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.79	979	$2,731	1.25%	11.3%	12/31/2023	$2.87	0	$0	1.00%	11.6%	12/31/2023	$2.96	0	$0	0.75%	11.8%
12/31/2022	2.51	895	2,244	1.25%	-5.2%	12/31/2022	2.57	0	0	1.00%	-4.9%	12/31/2022	2.64	0	0	0.75%	-4.7%
12/31/2021	2.64	774	2,045	1.25%	18.9%	12/31/2021	2.71	0	0	1.00%	19.2%	12/31/2021	2.77	0	0	0.75%	19.5%
12/31/2020	2.22	159	354	1.25%	2.6%	12/31/2020	2.27	0	0	1.00%	2.9%	12/31/2020	2.32	0	0	0.75%	3.1%
12/31/2019	2.17	406	879	1.25%	25.9%	12/31/2019	2.21	0	0	1.00%	26.3%	12/31/2019	2.25	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.04	0	$0	0.50%	12.1%	12/31/2023	$3.13	0	$0	0.25%	12.4%	12/31/2023	$3.22	0	$0	0.00%	12.7%
12/31/2022	2.71	0	0	0.50%	-4.5%	12/31/2022	2.79	0	0	0.25%	-4.2%	12/31/2022	2.86	0	0	0.00%	-4.0%
12/31/2021	2.84	0	0	0.50%	19.8%	12/31/2021	2.91	0	0	0.25%	20.1%	12/31/2021	2.98	0	0	0.00%	20.4%
12/31/2020	2.37	0	0	0.50%	3.4%	12/31/2020	2.42	0	0	0.25%	3.7%	12/31/2020	2.48	0	0	0.00%	3.9%
12/31/2019	2.29	0	0	0.50%	26.9%	12/31/2019	2.34	0	0	0.25%	27.2%	12/31/2019	2.38	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.6%
2021	1.6%
2020	1.4%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund A Class - 06-093

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,147	$12,181	1,209
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$12,141

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,141	12,249	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.11
Total	$12,141	12,249

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$520
Mortality & expense charges			(166)
Net investment income (loss)			354

Gain (loss) on investments:
Net realized gain (loss)			(556)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			596
Net gain (loss)			40

Increase (decrease) in net assets from operations			$394

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$354	$998
Net realized gain (loss)		(556)	(23,702)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		596	721

Increase (decrease) in net assets from operations		394	(21,983)

Contract owner transactions:
Proceeds from units sold		7,462	12,505
Cost of units redeemed		(7,292)	(114,462)
Account charges		(98)	(73)
Increase (decrease)		72	(102,030)
Net increase (decrease)		466	(124,013)
Net assets, beginning		11,675	135,688
Net assets, ending		$12,141	$11,675

Units sold		7,727	15,222
Units redeemed		(7,767)	(123,595)
Net increase (decrease)		(40)	(108,373)
Units outstanding, beginning		12,289	120,662
Units outstanding, ending		12,249	12,289

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,137,082
Cost of units redeemed/account charges			(2,198,857)
Net investment income (loss)			76,328
Net realized gain (loss)			(11,512)
Realized gain distributions			9,134
Net change in unrealized appreciation (depreciation)			(34)
Net assets			$12,141
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	12	$12	1.25%	4.3%	12/31/2023	$1.01	0	$0	1.00%	4.6%	12/31/2023	$1.04	0	$0	0.75%	4.9%
12/31/2022	0.95	12	12	1.25%	-15.5%	12/31/2022	0.97	0	0	1.00%	-15.3%	12/31/2022	0.99	0	0	0.75%	-15.1%
12/31/2021	1.12	121	136	1.25%	-2.2%	12/31/2021	1.14	0	0	1.00%	-2.0%	12/31/2021	1.16	0	0	0.75%	-1.7%
12/31/2020	1.15	121	139	1.25%	7.2%	12/31/2020	1.17	0	0	1.00%	7.5%	12/31/2020	1.18	0	0	0.75%	7.8%
12/31/2019	1.07	124	133	1.25%	8.2%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.10	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	5.1%	12/31/2023	$1.08	0	$0	0.25%	5.4%	12/31/2023	$1.11	0	$0	0.00%	5.6%
12/31/2022	1.01	0	0	0.50%	-14.9%	12/31/2022	1.03	0	0	0.25%	-14.7%	12/31/2022	1.05	0	0	0.00%	-14.5%
12/31/2021	1.18	0	0	0.50%	-1.5%	12/31/2021	1.21	0	0	0.25%	-1.2%	12/31/2021	1.23	0	0	0.00%	-1.0%
12/31/2020	1.20	0	0	0.50%	8.1%	12/31/2020	1.22	0	0	0.25%	8.3%	12/31/2020	1.24	0	0	0.00%	8.6%
12/31/2019	1.11	0	0	0.50%	9.0%	12/31/2019	1.13	0	0	0.25%	9.3%	12/31/2019	1.14	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	3.0%
2021	1.6%
2020	2.0%
2019	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund R Class - 06-901

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,376	$90,182	8,009
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$80,412

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,412	83,095	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$80,412	83,095

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,742
Mortality & expense charges			(955)
Net investment income (loss)			1,787

Gain (loss) on investments:
Net realized gain (loss)			(2,815)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,120
Net gain (loss)			1,305

Increase (decrease) in net assets from operations			$3,092

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,787	$778
Net realized gain (loss)		(2,815)	(3,140)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,120	(12,440)

Increase (decrease) in net assets from operations		3,092	(14,802)

Contract owner transactions:
Proceeds from units sold		14,365	14,669
Cost of units redeemed		(14,246)	(61,937)
Account charges		(137)	(87)
Increase (decrease)		(18)	(47,355)
Net increase (decrease)		3,074	(62,157)
Net assets, beginning		77,338	139,495
Net assets, ending		$80,412	$77,338

Units sold		15,519	15,107
Units redeemed		(15,552)	(58,300)
Net increase (decrease)		(33)	(43,193)
Units outstanding, beginning		83,128	126,321
Units outstanding, ending		83,095	83,128

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$475,241
Cost of units redeemed/account charges			(396,920)
Net investment income (loss)			11,271
Net realized gain (loss)			(8,239)
Realized gain distributions			8,865
Net change in unrealized appreciation (depreciation)			(9,806)
Net assets			$80,412
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	83	$80	1.25%	4.0%	12/31/2023	$0.99	0	$0	1.00%	4.3%	12/31/2023	$1.01	0	$0	0.75%	4.5%
12/31/2022	0.93	83	77	1.25%	-15.8%	12/31/2022	0.95	0	0	1.00%	-15.5%	12/31/2022	0.97	0	0	0.75%	-15.3%
12/31/2021	1.10	126	139	1.25%	-2.6%	12/31/2021	1.12	0	0	1.00%	-2.3%	12/31/2021	1.14	0	0	0.75%	-2.1%
12/31/2020	1.13	196	222	1.25%	7.0%	12/31/2020	1.15	0	0	1.00%	7.3%	12/31/2020	1.17	0	0	0.75%	7.6%
12/31/2019	1.06	185	196	1.25%	7.8%	12/31/2019	1.07	0	0	1.00%	8.1%	12/31/2019	1.09	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	0.50%	4.8%	12/31/2023	$1.06	0	$0	0.25%	5.1%	12/31/2023	$1.08	0	$0	0.00%	5.3%
12/31/2022	0.99	0	0	0.50%	-15.1%	12/31/2022	1.01	0	0	0.25%	-14.9%	12/31/2022	1.03	0	0	0.00%	-14.7%
12/31/2021	1.16	0	0	0.50%	-1.8%	12/31/2021	1.18	0	0	0.25%	-1.6%	12/31/2021	1.20	0	0	0.00%	-1.3%
12/31/2020	1.19	0	0	0.50%	7.8%	12/31/2020	1.20	0	0	0.25%	8.1%	12/31/2020	1.22	0	0	0.00%	8.4%
12/31/2019	1.10	0	0	0.50%	8.7%	12/31/2019	1.11	0	0	0.25%	8.9%	12/31/2019	1.13	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	1.6%
2021	1.4%
2020	1.6%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$354,601	$384,550	5,069
Receivables: investments sold	94
Payables: investments purchased	-
Net assets	$354,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$354,695	180,426	$1.97
Band 100	-	-	2.01
Band 75	-	-	2.05
Band 50	-	-	2.09
Band 25	-	-	2.13
Band 0	-	-	2.18
Total	$354,695	180,426

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,631
Mortality & expense charges			(4,560)
Net investment income (loss)			(2,929)

Gain (loss) on investments:
Net realized gain (loss)			(9,178)
Realized gain distributions			11,726
Net change in unrealized appreciation (depreciation)			8,839
Net gain (loss)			11,387

Increase (decrease) in net assets from operations			$8,458

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,929)	$(3,440)
Net realized gain (loss)		(9,178)	(36,794)
Realized gain distributions		11,726	34,095
Net change in unrealized appreciation (depreciation)		8,839	(38,063)

Increase (decrease) in net assets from operations		8,458	(44,202)

Contract owner transactions:
Proceeds from units sold		40,269	59,187
Cost of units redeemed		(77,620)	(189,712)
Account charges		(122)	-
Increase (decrease)		(37,473)	(130,525)
Net increase (decrease)		(29,015)	(174,727)
Net assets, beginning		383,710	558,437
Net assets, ending		$354,695	$383,710

Units sold		21,420	32,332
Units redeemed		(41,167)	(103,481)
Net increase (decrease)		(19,747)	(71,149)
Units outstanding, beginning		200,173	271,322
Units outstanding, ending		180,426	200,173

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,079,698
Cost of units redeemed/account charges			(4,723,226)
Net investment income (loss)			(59,757)
Net realized gain (loss)			711,609
Realized gain distributions			376,320
Net change in unrealized appreciation (depreciation)			(29,949)
Net assets			$354,695
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	180	$355	1.25%	2.6%	12/31/2023	$2.01	0	$0	1.00%	2.8%	12/31/2023	$2.05	0	$0	0.75%	3.1%
12/31/2022	1.92	200	384	1.25%	-6.9%	12/31/2022	1.95	0	0	1.00%	-6.6%	12/31/2022	1.99	0	0	0.75%	-6.4%
12/31/2021	2.06	271	558	1.25%	10.7%	12/31/2021	2.09	0	0	1.00%	11.0%	12/31/2021	2.12	0	0	0.75%	11.2%
12/31/2020	1.86	1,596	2,968	1.25%	18.3%	12/31/2020	1.88	0	0	1.00%	18.6%	12/31/2020	1.91	0	0	0.75%	18.9%
12/31/2019	1.57	1,293	2,032	1.25%	24.1%	12/31/2019	1.59	0	0	1.00%	24.4%	12/31/2019	1.60	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.09	0	$0	0.50%	3.3%	12/31/2023	$2.13	0	$0	0.25%	3.6%	12/31/2023	$2.18	0	$0	0.00%	3.8%
12/31/2022	2.02	0	0	0.50%	-6.2%	12/31/2022	2.06	0	0	0.25%	-5.9%	12/31/2022	2.10	0	0	0.00%	-5.7%
12/31/2021	2.15	0	0	0.50%	11.5%	12/31/2021	2.19	0	0	0.25%	11.8%	12/31/2021	2.22	0	0	0.00%	12.1%
12/31/2020	1.93	0	0	0.50%	19.2%	12/31/2020	1.96	0	0	0.25%	19.5%	12/31/2020	1.98	0	0	0.00%	19.8%
12/31/2019	1.62	0	0	0.50%	25.0%	12/31/2019	1.64	0	0	0.25%	25.3%	12/31/2019	1.65	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.5%
2021	0.2%
2020	0.2%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,492	$91,396	1,486
Receivables: investments sold	-
Payables: investments purchased	(311)
Net assets	$94,181

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,154	43,358	$1.87
Band 100	13,027	6,820	1.91
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.07
Total	$94,181	50,178

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,378)
Net investment income (loss)			(1,378)

Gain (loss) on investments:
Net realized gain (loss)			1,176
Realized gain distributions			4,146
Net change in unrealized appreciation (depreciation)			(1,170)
Net gain (loss)			4,152

Increase (decrease) in net assets from operations			$2,774

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,378)	$(1,781)
Net realized gain (loss)		1,176	(30,228)
Realized gain distributions		4,146	11,302
Net change in unrealized appreciation (depreciation)		(1,170)	4,827

Increase (decrease) in net assets from operations		2,774	(15,880)

Contract owner transactions:
Proceeds from units sold		35,014	450,219
Cost of units redeemed		(53,921)	(535,482)
Account charges		(39)	(52)
Increase (decrease)		(18,946)	(85,315)
Net increase (decrease)		(16,172)	(101,195)
Net assets, beginning		110,353	211,548
Net assets, ending		$94,181	$110,353

Units sold		19,882	257,544
Units redeemed		(29,662)	(304,110)
Net increase (decrease)		(9,780)	(46,566)
Units outstanding, beginning		59,958	106,524
Units outstanding, ending		50,178	59,958

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,277,875
Cost of units redeemed/account charges			(1,233,124)
Net investment income (loss)			(8,886)
Net realized gain (loss)			4,671
Realized gain distributions			50,549
Net change in unrealized appreciation (depreciation)			3,096
Net assets			$94,181
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.87	43	$81	1.25%	1.9%	12/31/2023	$1.91	7	$13	1.00%	2.2%	12/31/2023	$1.95	0	$0	0.75%	2.4%
12/31/2022	1.84	53	97	1.25%	-7.4%	12/31/2022	1.87	7	13	1.00%	-7.2%	12/31/2022	1.90	0	0	0.75%	-7.0%
12/31/2021	1.98	99	196	1.25%	10.0%	12/31/2021	2.01	8	15	1.00%	10.3%	12/31/2021	2.05	0	0	0.75%	10.6%
12/31/2020	1.80	90	162	1.25%	17.6%	12/31/2020	1.83	8	15	1.00%	17.9%	12/31/2020	1.85	0	0	0.75%	18.2%
12/31/2019	1.53	52	80	1.25%	23.3%	12/31/2019	1.55	8	13	1.00%	23.6%	12/31/2019	1.57	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.99	0	$0	0.50%	2.7%	12/31/2023	$2.03	0	$0	0.25%	2.9%	12/31/2023	$2.07	0	$0	0.00%	3.2%
12/31/2022	1.94	0	0	0.50%	-6.7%	12/31/2022	1.97	0	0	0.25%	-6.5%	12/31/2022	2.01	0	0	0.00%	-6.3%
12/31/2021	2.08	0	0	0.50%	10.8%	12/31/2021	2.11	0	0	0.25%	11.1%	12/31/2021	2.14	0	0	0.00%	11.4%
12/31/2020	1.87	0	0	0.50%	18.5%	12/31/2020	1.90	0	0	0.25%	18.8%	12/31/2020	1.92	0	0	0.00%	19.1%
12/31/2019	1.58	0	0	0.50%	24.3%	12/31/2019	1.60	0	0	0.25%	24.6%	12/31/2019	1.61	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio Service Class - 06-CHP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,488	$85,724	11,415
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$80,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,480	59,259	$1.36
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$80,480	59,259

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,879
Mortality & expense charges			(917)
Net investment income (loss)			3,962

Gain (loss) on investments:
Net realized gain (loss)			(132)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,646
Net gain (loss)			4,514

Increase (decrease) in net assets from operations			$8,476

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,962	$2,915
Net realized gain (loss)		(132)	(809)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,646	(11,625)

Increase (decrease) in net assets from operations		8,476	(9,519)

Contract owner transactions:
Proceeds from units sold		3,788	4,123
Cost of units redeemed		(464)	(6,213)
Account charges		(75)	(68)
Increase (decrease)		3,249	(2,158)
Net increase (decrease)		11,725	(11,677)
Net assets, beginning		68,755	80,432
Net assets, ending		$80,480	$68,755

Units sold		2,991	3,304
Units redeemed		(452)	(5,109)
Net increase (decrease)		2,539	(1,805)
Units outstanding, beginning		56,720	58,525
Units outstanding, ending		59,259	56,720

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$294,822
Cost of units redeemed/account charges			(222,993)
Net investment income (loss)			12,996
Net realized gain (loss)			488
Realized gain distributions			403
Net change in unrealized appreciation (depreciation)			(5,236)
Net assets			$80,480
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	59	$80	1.25%	12.0%	12/31/2023	$1.39	0	$0	1.00%	12.3%	12/31/2023	$1.41	0	$0	0.75%	12.6%
12/31/2022	1.21	57	69	1.25%	-11.8%	12/31/2022	1.23	0	0	1.00%	-11.6%	12/31/2022	1.26	0	0	0.75%	-11.4%
12/31/2021	1.37	59	80	1.25%	4.3%	12/31/2021	1.40	0	0	1.00%	4.5%	12/31/2021	1.42	0	0	0.75%	4.8%
12/31/2020	1.32	56	74	1.25%	4.1%	12/31/2020	1.34	0	0	1.00%	4.4%	12/31/2020	1.35	0	0	0.75%	4.6%
12/31/2019	1.27	75	94	1.25%	13.8%	12/31/2019	1.28	0	0	1.00%	14.0%	12/31/2019	1.29	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	12.9%	12/31/2023	$1.47	0	$0	0.25%	13.2%	12/31/2023	$1.50	0	$0	0.00%	13.4%
12/31/2022	1.28	0	0	0.50%	-11.1%	12/31/2022	1.30	0	0	0.25%	-10.9%	12/31/2022	1.32	0	0	0.00%	-10.7%
12/31/2021	1.44	0	0	0.50%	5.0%	12/31/2021	1.46	0	0	0.25%	5.3%	12/31/2021	1.48	0	0	0.00%	5.6%
12/31/2020	1.37	0	0	0.50%	4.9%	12/31/2020	1.39	0	0	0.25%	5.2%	12/31/2020	1.41	0	0	0.00%	5.4%
12/31/2019	1.31	0	0	0.50%	14.6%	12/31/2019	1.32	0	0	0.25%	14.9%	12/31/2019	1.33	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.5%
2022	5.1%
2021	4.4%
2020	4.1%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio R Class - 06-CHR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,042	$95,363	13,802
Receivables: investments sold	126
Payables: investments purchased	-
Net assets	$97,168

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,168	73,556	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.46
Total	$97,168	73,556

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,274
Mortality & expense charges			(633)
Net investment income (loss)			2,641

Gain (loss) on investments:
Net realized gain (loss)			(700)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,811
Net gain (loss)			4,111

Increase (decrease) in net assets from operations			$6,752

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,641	$916
Net realized gain (loss)		(700)	(258)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,811	(3,899)

Increase (decrease) in net assets from operations		6,752	(3,241)

Contract owner transactions:
Proceeds from units sold		72,514	5,012
Cost of units redeemed		(6,683)	(2,067)
Account charges		(114)	(70)
Increase (decrease)		65,717	2,875
Net increase (decrease)		72,469	(366)
Net assets, beginning		24,699	25,065
Net assets, ending		$97,168	$24,699

Units sold		58,144	4,076
Units redeemed		(5,471)	(1,801)
Net increase (decrease)		52,673	2,275
Units outstanding, beginning		20,883	18,608
Units outstanding, ending		73,556	20,883

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$109,507
Cost of units redeemed/account charges			(19,850)
Net investment income (loss)			6,368
Net realized gain (loss)			(672)
Realized gain distributions			136
Net change in unrealized appreciation (depreciation)			1,679
Net assets			$97,168
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	74	$97	1.25%	11.7%	12/31/2023	$1.35	0	$0	1.00%	12.0%	12/31/2023	$1.38	0	$0	0.75%	12.3%
12/31/2022	1.18	21	25	1.25%	-12.2%	12/31/2022	1.20	0	0	1.00%	-12.0%	12/31/2022	1.23	0	0	0.75%	-11.8%
12/31/2021	1.35	19	25	1.25%	4.0%	12/31/2021	1.37	0	0	1.00%	4.2%	12/31/2021	1.39	0	0	0.75%	4.5%
12/31/2020	1.30	21	27	1.25%	3.9%	12/31/2020	1.31	0	0	1.00%	4.2%	12/31/2020	1.33	0	0	0.75%	4.5%
12/31/2019	1.25	17	21	1.25%	13.4%	12/31/2019	1.26	0	0	1.00%	13.7%	12/31/2019	1.27	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	12.5%	12/31/2023	$1.43	0	$0	0.25%	12.8%	12/31/2023	$1.46	0	$0	0.00%	13.1%
12/31/2022	1.25	0	0	0.50%	-11.5%	12/31/2022	1.27	0	0	0.25%	-11.3%	12/31/2022	1.29	0	0	0.00%	-11.1%
12/31/2021	1.41	0	0	0.50%	4.7%	12/31/2021	1.43	0	0	0.25%	5.0%	12/31/2021	1.45	0	0	0.00%	5.3%
12/31/2020	1.35	0	0	0.50%	4.7%	12/31/2020	1.36	0	0	0.25%	5.0%	12/31/2020	1.38	0	0	0.00%	5.3%
12/31/2019	1.29	0	0	0.50%	14.2%	12/31/2019	1.30	0	0	0.25%	14.5%	12/31/2019	1.31	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.4%
2022	4.9%
2021	4.4%
2020	4.6%
2019	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Dividend Portfolio K Class - 06-CVH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,912
Cost of units redeemed/account charges			(18,344)
Net investment income (loss)			323
Net realized gain (loss)			193
Realized gain distributions			916
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	0	$0	1.25%	15.2%	12/31/2023	$1.58	0	$0	1.00%	15.5%	12/31/2023	$1.61	0	$0	0.75%	15.8%
12/31/2022	1.35	0	0	1.25%	-14.7%	12/31/2022	1.37	0	0	1.00%	-14.5%	12/31/2022	1.39	0	0	0.75%	-14.3%
12/31/2021	1.58	0	0	1.25%	16.4%	12/31/2021	1.60	0	0	1.00%	16.7%	12/31/2021	1.62	0	0	0.75%	17.0%
12/31/2020	1.36	0	0	1.25%	5.6%	12/31/2020	1.37	0	0	1.00%	5.8%	12/31/2020	1.38	0	0	0.75%	6.1%
12/31/2019	1.28	7	10	1.25%	21.4%	12/31/2019	1.29	0	0	1.00%	21.7%	12/31/2019	1.30	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	0	$0	0.50%	16.1%	12/31/2023	$1.67	0	$0	0.25%	16.4%	12/31/2023	$1.69	0	$0	0.00%	16.6%
12/31/2022	1.41	0	0	0.50%	-14.1%	12/31/2022	1.43	0	0	0.25%	-13.8%	12/31/2022	1.45	0	0	0.00%	-13.6%
12/31/2021	1.64	0	0	0.50%	17.3%	12/31/2021	1.66	0	0	0.25%	17.6%	12/31/2021	1.68	0	0	0.00%	17.9%
12/31/2020	1.40	0	0	0.50%	6.4%	12/31/2020	1.41	0	0	0.25%	6.6%	12/31/2020	1.43	0	0	0.00%	6.9%
12/31/2019	1.31	0	0	0.50%	22.3%	12/31/2019	1.32	0	0	0.25%	22.6%	12/31/2019	1.33	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	3.8%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,496,503	$2,728,941	35,650
Receivables: investments sold	430
Payables: investments purchased	-
Net assets	$2,496,933

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,496,933	1,199,408	$2.08
Band 100	-	-	2.12
Band 75	-	-	2.16
Band 50	-	-	2.19
Band 25	-	-	2.23
Band 0	-	-	2.27
Total	$2,496,933	1,199,408

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,893
Mortality & expense charges			(31,641)
Net investment income (loss)			(17,748)

Gain (loss) on investments:
Net realized gain (loss)			(65,525)
Realized gain distributions			85,171
Net change in unrealized appreciation (depreciation)			66,958
Net gain (loss)			86,604

Increase (decrease) in net assets from operations			$68,856

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,748)	$(17,894)
Net realized gain (loss)		(65,525)	(198,168)
Realized gain distributions		85,171	203,067
Net change in unrealized appreciation (depreciation)		66,958	(252,970)

Increase (decrease) in net assets from operations		68,856	(265,965)

Contract owner transactions:
Proceeds from units sold		408,004	400,331
Cost of units redeemed		(551,380)	(1,049,830)
Account charges		(1,372)	(1,126)
Increase (decrease)		(144,748)	(650,625)
Net increase (decrease)		(75,892)	(916,590)
Net assets, beginning		2,572,825	3,489,415
Net assets, ending		$2,496,933	$2,572,825

Units sold		204,052	203,706
Units redeemed		(273,114)	(539,211)
Net increase (decrease)		(69,062)	(335,505)
Units outstanding, beginning		1,268,470	1,603,975
Units outstanding, ending		1,199,408	1,268,470

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,702,468
Cost of units redeemed/account charges			(2,341,910)
Net investment income (loss)			(59,000)
Net realized gain (loss)			(151,414)
Realized gain distributions			579,227
Net change in unrealized appreciation (depreciation)			(232,438)
Net assets			$2,496,933
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.08	1,199	$2,497	1.25%	2.6%	12/31/2023	$2.12	0	$0	1.00%	2.9%	12/31/2023	$2.16	0	$0	0.75%	3.2%
12/31/2022	2.03	1,268	2,573	1.25%	-6.8%	12/31/2022	2.06	0	0	1.00%	-6.5%	12/31/2022	2.09	0	0	0.75%	-6.3%
12/31/2021	2.18	1,604	3,489	1.25%	10.8%	12/31/2021	2.20	0	0	1.00%	11.1%	12/31/2021	2.23	0	0	0.75%	11.4%
12/31/2020	1.96	341	669	1.25%	18.4%	12/31/2020	1.98	0	0	1.00%	18.7%	12/31/2020	2.00	0	0	0.75%	19.0%
12/31/2019	1.66	252	418	1.25%	24.2%	12/31/2019	1.67	0	0	1.00%	24.5%	12/31/2019	1.68	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.19	0	$0	0.50%	3.4%	12/31/2023	$2.23	0	$0	0.25%	3.7%	12/31/2023	$2.27	0	$0	0.00%	3.9%
12/31/2022	2.12	0	0	0.50%	-6.1%	12/31/2022	2.16	0	0	0.25%	-5.8%	12/31/2022	2.19	0	0	0.00%	-5.6%
12/31/2021	2.26	0	0	0.50%	11.6%	12/31/2021	2.29	0	0	0.25%	11.9%	12/31/2021	2.32	0	0	0.00%	12.2%
12/31/2020	2.02	0	0	0.50%	19.3%	12/31/2020	2.04	0	0	0.25%	19.6%	12/31/2020	2.07	0	0	0.00%	19.9%
12/31/2019	1.70	0	0	0.50%	25.1%	12/31/2019	1.71	0	0	0.25%	25.4%	12/31/2019	1.72	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.6%
2021	0.4%
2020	0.3%
2019	0.8%
The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2025 Fund K Class - 06-CVM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,950,723	$6,802,360	451,725
Receivables: investments sold	-
Payables: investments purchased	(210,986)
Net assets	$6,739,737

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,739,737	4,913,462	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$6,739,737	4,913,462

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$159,878
Mortality & expense charges			(70,051)
Net investment income (loss)			89,827

Gain (loss) on investments:
Net realized gain (loss)			(35,009)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			607,717
Net gain (loss)			572,708

Increase (decrease) in net assets from operations			$662,535

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$89,827	$52,926
Net realized gain (loss)		(35,009)	(39,637)
Realized gain distributions		-	1,490
Net change in unrealized appreciation (depreciation)		607,717	(821,264)

Increase (decrease) in net assets from operations		662,535	(806,485)

Contract owner transactions:
Proceeds from units sold		2,275,989	2,145,714
Cost of units redeemed		(1,132,832)	(738,280)
Account charges		(10,968)	(15,646)
Increase (decrease)		1,132,189	1,391,788
Net increase (decrease)		1,794,724	585,303
Net assets, beginning		4,945,013	4,359,710
Net assets, ending		$6,739,737	$4,945,013

Units sold		1,797,196	1,655,178
Units redeemed		(885,525)	(588,244)
Net increase (decrease)		911,671	1,066,934
Units outstanding, beginning		4,001,791	2,934,857
Units outstanding, ending		4,913,462	4,001,791

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,871,282
Cost of units redeemed/account charges			(3,451,059)
Net investment income (loss)			195,301
Net realized gain (loss)			(49,458)
Realized gain distributions			25,308
Net change in unrealized appreciation (depreciation)			148,363
Net assets			$6,739,737
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	4,913	$6,740	1.25%	11.0%	12/31/2023	$1.40	0	$0	1.00%	11.3%	12/31/2023	$1.42	0	$0	0.75%	11.6%
12/31/2022	1.24	4,002	4,945	1.25%	-16.8%	12/31/2022	1.25	0	0	1.00%	-16.6%	12/31/2022	1.27	0	0	0.75%	-16.4%
12/31/2021	1.49	2,935	4,360	1.25%	7.6%	12/31/2021	1.50	0	0	1.00%	7.9%	12/31/2021	1.52	0	0	0.75%	8.1%
12/31/2020	1.38	1,436	1,983	1.25%	11.0%	12/31/2020	1.39	0	0	1.00%	11.3%	12/31/2020	1.41	0	0	0.75%	11.6%
12/31/2019	1.24	0	0	1.25%	17.5%	12/31/2019	1.25	0	0	1.00%	17.8%	12/31/2019	1.26	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	11.8%	12/31/2023	$1.47	0	$0	0.25%	12.1%	12/31/2023	$1.50	0	$0	0.00%	12.4%
12/31/2022	1.29	0	0	0.50%	-16.2%	12/31/2022	1.31	0	0	0.25%	-16.0%	12/31/2022	1.33	0	0	0.00%	-15.8%
12/31/2021	1.54	0	0	0.50%	8.4%	12/31/2021	1.56	0	0	0.25%	8.7%	12/31/2021	1.58	0	0	0.00%	8.9%
12/31/2020	1.42	0	0	0.50%	11.9%	12/31/2020	1.44	0	0	0.25%	12.1%	12/31/2020	1.45	0	0	0.00%	12.4%
12/31/2019	1.27	0	0	0.50%	18.4%	12/31/2019	1.28	0	0	0.25%	18.7%	12/31/2019	1.29	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.3%
2021	2.4%
2020	3.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2030 Fund K Class - 06-CVN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,432,033	$6,345,546	400,688
Receivables: investments sold	3,024
Payables: investments purchased	-
Net assets	$6,435,057

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,435,057	4,392,794	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$6,435,057	4,392,794

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$141,136
Mortality & expense charges			(63,650)
Net investment income (loss)			77,486

Gain (loss) on investments:
Net realized gain (loss)			(40,896)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			676,862
Net gain (loss)			635,966

Increase (decrease) in net assets from operations			$713,452

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$77,486	$45,572
Net realized gain (loss)		(40,896)	(21,186)
Realized gain distributions		-	5,484
Net change in unrealized appreciation (depreciation)		676,862	(835,258)

Increase (decrease) in net assets from operations		713,452	(805,388)

Contract owner transactions:
Proceeds from units sold		2,312,217	893,463
Cost of units redeemed		(909,017)	(236,315)
Account charges		(8,701)	(6,506)
Increase (decrease)		1,394,499	650,642
Net increase (decrease)		2,107,951	(154,746)
Net assets, beginning		4,327,106	4,481,852
Net assets, ending		$6,435,057	$4,327,106

Units sold		1,708,080	693,334
Units redeemed		(657,705)	(208,812)
Net increase (decrease)		1,050,375	484,522
Units outstanding, beginning		3,342,419	2,857,897
Units outstanding, ending		4,392,794	3,342,419

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,920,747
Cost of units redeemed/account charges			(3,736,264)
Net investment income (loss)			170,383
Net realized gain (loss)			(32,419)
Realized gain distributions			26,123
Net change in unrealized appreciation (depreciation)			86,487
Net assets			$6,435,057
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	4,393	$6,435	1.25%	13.2%	12/31/2023	$1.49	0	$0	1.00%	13.4%	12/31/2023	$1.52	0	$0	0.75%	13.7%
12/31/2022	1.29	3,342	4,327	1.25%	-17.4%	12/31/2022	1.31	0	0	1.00%	-17.2%	12/31/2022	1.33	0	0	0.75%	-17.0%
12/31/2021	1.57	2,858	4,482	1.25%	10.0%	12/31/2021	1.59	0	0	1.00%	10.3%	12/31/2021	1.61	0	0	0.75%	10.6%
12/31/2020	1.43	869	1,239	1.25%	11.6%	12/31/2020	1.44	0	0	1.00%	11.9%	12/31/2020	1.45	0	0	0.75%	12.2%
12/31/2019	1.28	0	0	1.25%	19.6%	12/31/2019	1.29	0	0	1.00%	19.9%	12/31/2019	1.30	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	14.0%	12/31/2023	$1.57	0	$0	0.25%	14.3%	12/31/2023	$1.60	0	$0	0.00%	14.6%
12/31/2022	1.35	0	0	0.50%	-16.8%	12/31/2022	1.38	0	0	0.25%	-16.6%	12/31/2022	1.40	0	0	0.00%	-16.4%
12/31/2021	1.63	0	0	0.50%	10.9%	12/31/2021	1.65	0	0	0.25%	11.1%	12/31/2021	1.67	0	0	0.00%	11.4%
12/31/2020	1.47	0	0	0.50%	12.5%	12/31/2020	1.48	0	0	0.25%	12.8%	12/31/2020	1.50	0	0	0.00%	13.0%
12/31/2019	1.31	0	0	0.50%	20.5%	12/31/2019	1.32	0	0	0.25%	20.8%	12/31/2019	1.33	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.2%
2021	2.4%
2020	2.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2035 Fund K Class - 06-CVP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,278,780	$3,139,160	187,880
Receivables: investments sold	-
Payables: investments purchased	(2,149)
Net assets	$3,276,631

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,276,631	2,105,021	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.70
Total	$3,276,631	2,105,021

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$59,916
Mortality & expense charges			(26,205)
Net investment income (loss)			33,711

Gain (loss) on investments:
Net realized gain (loss)			(13,946)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			348,955
Net gain (loss)			335,009

Increase (decrease) in net assets from operations			$368,720

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,711	$15,515
Net realized gain (loss)		(13,946)	(4,329)
Realized gain distributions		-	1,626
Net change in unrealized appreciation (depreciation)		348,955	(318,617)

Increase (decrease) in net assets from operations		368,720	(305,805)

Contract owner transactions:
Proceeds from units sold		1,579,879	447,142
Cost of units redeemed		(349,306)	(99,539)
Account charges		(3,660)	(3,576)
Increase (decrease)		1,226,913	344,027
Net increase (decrease)		1,595,633	38,222
Net assets, beginning		1,680,998	1,642,776
Net assets, ending		$3,276,631	$1,680,998

Units sold		1,103,982	320,971
Units redeemed		(242,417)	(72,712)
Net increase (decrease)		861,565	248,259
Units outstanding, beginning		1,243,456	995,197
Units outstanding, ending		2,105,021	1,243,456

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,943,101
Cost of units redeemed/account charges			(907,834)
Net investment income (loss)			66,838
Net realized gain (loss)			28,290
Realized gain distributions			6,616
Net change in unrealized appreciation (depreciation)			139,620
Net assets			$3,276,631
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	2,105	$3,277	1.25%	15.1%	12/31/2023	$1.58	0	$0	1.00%	15.4%	12/31/2023	$1.61	0	$0	0.75%	15.7%
12/31/2022	1.35	1,243	1,681	1.25%	-18.1%	12/31/2022	1.37	0	0	1.00%	-17.9%	12/31/2022	1.39	0	0	0.75%	-17.7%
12/31/2021	1.65	995	1,643	1.25%	12.4%	12/31/2021	1.67	0	0	1.00%	12.7%	12/31/2021	1.69	0	0	0.75%	13.0%
12/31/2020	1.47	292	429	1.25%	12.3%	12/31/2020	1.48	0	0	1.00%	12.6%	12/31/2020	1.50	0	0	0.75%	12.9%
12/31/2019	1.31	0	0	1.25%	21.6%	12/31/2019	1.32	0	0	1.00%	21.9%	12/31/2019	1.33	0	0	0.75%	22.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	0	$0	0.50%	16.0%	12/31/2023	$1.67	0	$0	0.25%	16.3%	12/31/2023	$1.70	0	$0	0.00%	16.6%
12/31/2022	1.41	0	0	0.50%	-17.5%	12/31/2022	1.44	0	0	0.25%	-17.3%	12/31/2022	1.46	0	0	0.00%	-17.1%
12/31/2021	1.71	0	0	0.50%	13.3%	12/31/2021	1.74	0	0	0.25%	13.6%	12/31/2021	1.76	0	0	0.00%	13.8%
12/31/2020	1.51	0	0	0.50%	13.2%	12/31/2020	1.53	0	0	0.25%	13.4%	12/31/2020	1.54	0	0	0.00%	13.7%
12/31/2019	1.34	0	0	0.50%	22.5%	12/31/2019	1.35	0	0	0.25%	22.8%	12/31/2019	1.36	0	0	0.00%	23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.1%
2021	2.4%
2020	3.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2040 Fund K Class - 06-CVR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,816,619	$8,429,974	473,977
Receivables: investments sold	4,099
Payables: investments purchased	-
Net assets	$8,820,718

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,820,718	5,367,438	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$8,820,718	5,367,438

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$189,654
Mortality & expense charges			(91,169)
Net investment income (loss)			98,485

Gain (loss) on investments:
Net realized gain (loss)			(14,387)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,094,441
Net gain (loss)			1,080,054

Increase (decrease) in net assets from operations			$1,178,539

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$98,485	$49,163
Net realized gain (loss)		(14,387)	(25,107)
Realized gain distributions		-	8,287
Net change in unrealized appreciation (depreciation)		1,094,441	(1,195,762)

Increase (decrease) in net assets from operations		1,178,539	(1,163,419)

Contract owner transactions:
Proceeds from units sold		2,326,490	1,538,120
Cost of units redeemed		(597,865)	(489,916)
Account charges		(10,531)	(8,599)
Increase (decrease)		1,718,094	1,039,605
Net increase (decrease)		2,896,633	(123,814)
Net assets, beginning		5,924,085	6,047,899
Net assets, ending		$8,820,718	$5,924,085

Units sold		1,550,694	1,054,977
Units redeemed		(404,933)	(338,339)
Net increase (decrease)		1,145,761	716,638
Units outstanding, beginning		4,221,677	3,505,039
Units outstanding, ending		5,367,438	4,221,677

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,642,251
Cost of units redeemed/account charges			(4,440,411)
Net investment income (loss)			210,357
Net realized gain (loss)			(5,655)
Realized gain distributions			27,531
Net change in unrealized appreciation (depreciation)			386,645
Net assets			$8,820,718
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	5,367	$8,821	1.25%	17.1%	12/31/2023	$1.67	0	$0	1.00%	17.4%	12/31/2023	$1.70	0	$0	0.75%	17.7%
12/31/2022	1.40	4,222	5,924	1.25%	-18.7%	12/31/2022	1.42	0	0	1.00%	-18.5%	12/31/2022	1.45	0	0	0.75%	-18.3%
12/31/2021	1.73	3,505	6,048	1.25%	14.6%	12/31/2021	1.75	0	0	1.00%	14.9%	12/31/2021	1.77	0	0	0.75%	15.2%
12/31/2020	1.51	1,111	1,672	1.25%	12.7%	12/31/2020	1.52	0	0	1.00%	13.0%	12/31/2020	1.54	0	0	0.75%	13.2%
12/31/2019	1.34	0	0	1.25%	23.5%	12/31/2019	1.35	0	0	1.00%	23.8%	12/31/2019	1.36	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	18.0%	12/31/2023	$1.76	0	$0	0.25%	18.3%	12/31/2023	$1.79	0	$0	0.00%	18.6%
12/31/2022	1.47	0	0	0.50%	-18.1%	12/31/2022	1.49	0	0	0.25%	-17.9%	12/31/2022	1.51	0	0	0.00%	-17.7%
12/31/2021	1.79	0	0	0.50%	15.5%	12/31/2021	1.82	0	0	0.25%	15.8%	12/31/2021	1.84	0	0	0.00%	16.1%
12/31/2020	1.55	0	0	0.50%	13.5%	12/31/2020	1.57	0	0	0.25%	13.8%	12/31/2020	1.58	0	0	0.00%	14.1%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.0%
2021	2.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2045 Fund K Class - 06-CVT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,022,004	$3,874,707	202,629
Receivables: investments sold	2,221
Payables: investments purchased	-
Net assets	$4,024,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,024,225	2,344,872	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.81
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$4,024,225	2,344,872

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$79,635
Mortality & expense charges			(38,683)
Net investment income (loss)			40,952

Gain (loss) on investments:
Net realized gain (loss)			(5,757)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			524,423
Net gain (loss)			518,666

Increase (decrease) in net assets from operations			$559,618

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,952	$18,087
Net realized gain (loss)		(5,757)	2,523
Realized gain distributions		-	272
Net change in unrealized appreciation (depreciation)		524,423	(540,554)

Increase (decrease) in net assets from operations		559,618	(519,672)

Contract owner transactions:
Proceeds from units sold		989,994	1,107,135
Cost of units redeemed		(106,114)	(93,175)
Account charges		(3,912)	(7,714)
Increase (decrease)		879,968	1,006,246
Net increase (decrease)		1,439,586	486,574
Net assets, beginning		2,584,639	2,098,065
Net assets, ending		$4,024,225	$2,584,639

Units sold		625,490	679,098
Units redeemed		(69,755)	(65,431)
Net increase (decrease)		555,735	613,667
Units outstanding, beginning		1,789,137	1,175,470
Units outstanding, ending		2,344,872	1,789,137

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,260,530
Cost of units redeemed/account charges			(486,852)
Net investment income (loss)			78,955
Net realized gain (loss)			18,392
Realized gain distributions			5,903
Net change in unrealized appreciation (depreciation)			147,297
Net assets			$4,024,225
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	2,345	$4,024	1.25%	18.8%	12/31/2023	$1.75	0	$0	1.00%	19.1%	12/31/2023	$1.78	0	$0	0.75%	19.4%
12/31/2022	1.44	1,789	2,585	1.25%	-19.1%	12/31/2022	1.47	0	0	1.00%	-18.9%	12/31/2022	1.49	0	0	0.75%	-18.7%
12/31/2021	1.78	1,175	2,098	1.25%	16.3%	12/31/2021	1.81	0	0	1.00%	16.6%	12/31/2021	1.83	0	0	0.75%	16.9%
12/31/2020	1.53	281	431	1.25%	13.2%	12/31/2020	1.55	0	0	1.00%	13.5%	12/31/2020	1.57	0	0	0.75%	13.8%
12/31/2019	1.35	0	0	1.25%	24.7%	12/31/2019	1.37	0	0	1.00%	25.0%	12/31/2019	1.38	0	0	0.75%	25.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	0	$0	0.50%	19.7%	12/31/2023	$1.84	0	$0	0.25%	20.0%	12/31/2023	$1.87	0	$0	0.00%	20.3%
12/31/2022	1.51	0	0	0.50%	-18.5%	12/31/2022	1.53	0	0	0.25%	-18.2%	12/31/2022	1.56	0	0	0.00%	-18.0%
12/31/2021	1.85	0	0	0.50%	17.2%	12/31/2021	1.88	0	0	0.25%	17.5%	12/31/2021	1.90	0	0	0.00%	17.8%
12/31/2020	1.58	0	0	0.50%	14.1%	12/31/2020	1.60	0	0	0.25%	14.4%	12/31/2020	1.61	0	0	0.00%	14.6%
12/31/2019	1.39	0	0	0.50%	25.6%	12/31/2019	1.40	0	0	0.25%	25.9%	12/31/2019	1.41	0	0	0.00%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.1%
2021	2.4%
2020	2.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2050 Fund K Class - 06-CVV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,126,925	$3,930,412	200,599
Receivables: investments sold	3,408
Payables: investments purchased	-
Net assets	$4,130,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,130,333	2,357,371	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.91
Total	$4,130,333	2,357,371

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$78,816
Mortality & expense charges			(40,344)
Net investment income (loss)			38,472

Gain (loss) on investments:
Net realized gain (loss)			(25,572)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			608,944
Net gain (loss)			583,372

Increase (decrease) in net assets from operations			$621,844

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,472	$15,059
Net realized gain (loss)		(25,572)	(9,709)
Realized gain distributions		-	3,628
Net change in unrealized appreciation (depreciation)		608,944	(531,111)

Increase (decrease) in net assets from operations		621,844	(522,133)

Contract owner transactions:
Proceeds from units sold		1,596,928	790,505
Cost of units redeemed		(691,017)	(171,421)
Account charges		(7,162)	(5,007)
Increase (decrease)		898,749	614,077
Net increase (decrease)		1,520,593	91,944
Net assets, beginning		2,609,740	2,517,796
Net assets, ending		$4,130,333	$2,609,740

Units sold		1,011,656	509,297
Units redeemed		(439,556)	(113,286)
Net increase (decrease)		572,100	396,011
Units outstanding, beginning		1,785,271	1,389,260
Units outstanding, ending		2,357,371	1,785,271

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,047,502
Cost of units redeemed/account charges			(2,189,541)
Net investment income (loss)			76,488
Net realized gain (loss)			(7,990)
Realized gain distributions			7,361
Net change in unrealized appreciation (depreciation)			196,513
Net assets			$4,130,333
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	2,357	$4,130	1.25%	19.9%	12/31/2023	$1.78	0	$0	1.00%	20.2%	12/31/2023	$1.82	0	$0	0.75%	20.5%
12/31/2022	1.46	1,785	2,610	1.25%	-19.3%	12/31/2022	1.48	0	0	1.00%	-19.1%	12/31/2022	1.51	0	0	0.75%	-18.9%
12/31/2021	1.81	1,389	2,518	1.25%	17.3%	12/31/2021	1.84	0	0	1.00%	17.6%	12/31/2021	1.86	0	0	0.75%	17.9%
12/31/2020	1.55	237	367	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.2%	12/31/2019	1.37	0	0	1.00%	25.5%	12/31/2019	1.38	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	0.50%	20.8%	12/31/2023	$1.88	0	$0	0.25%	21.1%	12/31/2023	$1.91	0	$0	0.00%	21.4%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.55	0	0	0.25%	-18.5%	12/31/2022	1.58	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	18.2%	12/31/2021	1.91	0	0	0.25%	18.5%	12/31/2021	1.93	0	0	0.00%	18.7%
12/31/2020	1.59	0	0	0.50%	14.5%	12/31/2020	1.61	0	0	0.25%	14.8%	12/31/2020	1.63	0	0	0.00%	15.0%
12/31/2019	1.39	0	0	0.50%	26.1%	12/31/2019	1.40	0	0	0.25%	26.5%	12/31/2019	1.41	0	0	0.00%	26.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.8%
2021	2.4%
2020	2.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2055 Fund K Class - 06-CVW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,472,705	$3,199,514	161,359
Receivables: investments sold	-
Payables: investments purchased	(53,500)
Net assets	$3,419,205

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,419,205	1,944,155	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.89
Band 0	-	-	1.92
Total	$3,419,205	1,944,155

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$62,120
Mortality & expense charges			(31,681)
Net investment income (loss)			30,439

Gain (loss) on investments:
Net realized gain (loss)			1,352
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			479,267
Net gain (loss)			480,619

Increase (decrease) in net assets from operations			$511,058

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,439	$10,399
Net realized gain (loss)		1,352	(16,988)
Realized gain distributions		-	2,335
Net change in unrealized appreciation (depreciation)		479,267	(388,379)

Increase (decrease) in net assets from operations		511,058	(392,633)

Contract owner transactions:
Proceeds from units sold		1,220,527	776,762
Cost of units redeemed		(335,308)	(356,623)
Account charges		(5,060)	(4,517)
Increase (decrease)		880,159	415,622
Net increase (decrease)		1,391,217	22,989
Net assets, beginning		2,027,988	2,004,999
Net assets, ending		$3,419,205	$2,027,988

Units sold		767,935	519,862
Units redeemed		(208,610)	(239,377)
Net increase (decrease)		559,325	280,485
Units outstanding, beginning		1,384,830	1,104,345
Units outstanding, ending		1,944,155	1,384,830

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,158,268
Cost of units redeemed/account charges			(1,096,484)
Net investment income (loss)			60,448
Net realized gain (loss)			20,399
Realized gain distributions			3,383
Net change in unrealized appreciation (depreciation)			273,191
Net assets			$3,419,205
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	1,944	$3,419	1.25%	20.1%	12/31/2023	$1.79	0	$0	1.00%	20.4%	12/31/2023	$1.82	0	$0	0.75%	20.7%
12/31/2022	1.46	1,385	2,028	1.25%	-19.3%	12/31/2022	1.49	0	0	1.00%	-19.1%	12/31/2022	1.51	0	0	0.75%	-18.9%
12/31/2021	1.82	1,104	2,005	1.25%	17.4%	12/31/2021	1.84	0	0	1.00%	17.7%	12/31/2021	1.86	0	0	0.75%	18.0%
12/31/2020	1.55	346	535	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.3%	12/31/2019	1.37	0	0	1.00%	25.6%	12/31/2019	1.38	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	0.50%	21.0%	12/31/2023	$1.89	0	$0	0.25%	21.3%	12/31/2023	$1.92	0	$0	0.00%	21.6%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.58	0	0	0.00%	-18.3%
12/31/2021	1.89	0	0	0.50%	18.3%	12/31/2021	1.91	0	0	0.25%	18.6%	12/31/2021	1.93	0	0	0.00%	18.9%
12/31/2020	1.59	0	0	0.50%	14.4%	12/31/2020	1.61	0	0	0.25%	14.7%	12/31/2020	1.63	0	0	0.00%	15.0%
12/31/2019	1.39	0	0	0.50%	26.3%	12/31/2019	1.40	0	0	0.25%	26.6%	12/31/2019	1.41	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.7%
2021	2.4%
2020	2.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2060 Fund K Class - 06-CVX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,879,336	$1,763,302	99,494
Receivables: investments sold	3,093
Payables: investments purchased	-
Net assets	$1,882,429

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,882,429	1,070,207	$1.76
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.89
Band 0	-	-	1.92
Total	$1,882,429	1,070,207

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$32,933
Mortality & expense charges			(16,719)
Net investment income (loss)			16,214

Gain (loss) on investments:
Net realized gain (loss)			(6,188)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			255,091
Net gain (loss)			248,903

Increase (decrease) in net assets from operations			$265,117

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,214	$5,325
Net realized gain (loss)		(6,188)	(4,289)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		255,091	(174,425)

Increase (decrease) in net assets from operations		265,117	(173,389)

Contract owner transactions:
Proceeds from units sold		812,324	472,962
Cost of units redeemed		(211,328)	(125,856)
Account charges		(3,547)	(1,907)
Increase (decrease)		597,449	345,199
Net increase (decrease)		862,566	171,810
Net assets, beginning		1,019,863	848,053
Net assets, ending		$1,882,429	$1,019,863

Units sold		508,486	312,305
Units redeemed		(134,927)	(82,922)
Net increase (decrease)		373,559	229,383
Units outstanding, beginning		696,648	467,265
Units outstanding, ending		1,070,207	696,648

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,502,299
Cost of units redeemed/account charges			(764,723)
Net investment income (loss)			29,051
Net realized gain (loss)			(232)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			116,034
Net assets			$1,882,429
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	1,070	$1,882	1.25%	20.1%	12/31/2023	$1.79	0	$0	1.00%	20.4%	12/31/2023	$1.82	0	$0	0.75%	20.7%
12/31/2022	1.46	697	1,020	1.25%	-19.3%	12/31/2022	1.49	0	0	1.00%	-19.1%	12/31/2022	1.51	0	0	0.75%	-18.9%
12/31/2021	1.81	467	848	1.25%	17.3%	12/31/2021	1.84	0	0	1.00%	17.6%	12/31/2021	1.86	0	0	0.75%	17.9%
12/31/2020	1.55	69	106	1.25%	13.6%	12/31/2020	1.56	0	0	1.00%	13.9%	12/31/2020	1.58	0	0	0.75%	14.2%
12/31/2019	1.36	0	0	1.25%	25.3%	12/31/2019	1.37	0	0	1.00%	25.7%	12/31/2019	1.38	0	0	0.75%	26.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	0.50%	21.1%	12/31/2023	$1.89	0	$0	0.25%	21.4%	12/31/2023	$1.92	0	$0	0.00%	21.7%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.58	0	0	0.00%	-18.3%
12/31/2021	1.89	0	0	0.50%	18.2%	12/31/2021	1.91	0	0	0.25%	18.5%	12/31/2021	1.93	0	0	0.00%	18.8%
12/31/2020	1.59	0	0	0.50%	14.5%	12/31/2020	1.61	0	0	0.25%	14.8%	12/31/2020	1.63	0	0	0.00%	15.1%
12/31/2019	1.39	0	0	0.50%	26.3%	12/31/2019	1.40	0	0	0.25%	26.6%	12/31/2019	1.41	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.7%
2021	2.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index Retirement Fund K Class - 06-CVY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,073,545	$1,108,314	81,142
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$1,073,516

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,073,516	837,008	$1.28
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$1,073,516	837,008

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$27,974
Mortality & expense charges			(12,393)
Net investment income (loss)			15,581

Gain (loss) on investments:
Net realized gain (loss)			(7,343)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			86,353
Net gain (loss)			79,010

Increase (decrease) in net assets from operations			$94,591

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,581	$11,081
Net realized gain (loss)		(7,343)	(23,013)
Realized gain distributions		-	1,672
Net change in unrealized appreciation (depreciation)		86,353	(185,377)

Increase (decrease) in net assets from operations		94,591	(195,637)

Contract owner transactions:
Proceeds from units sold		228,957	193,345
Cost of units redeemed		(128,393)	(455,205)
Account charges		(3,827)	(3,500)
Increase (decrease)		96,737	(265,360)
Net increase (decrease)		191,328	(460,997)
Net assets, beginning		882,188	1,343,185
Net assets, ending		$1,073,516	$882,188

Units sold		188,987	161,438
Units redeemed		(109,190)	(369,737)
Net increase (decrease)		79,797	(208,299)
Units outstanding, beginning		757,211	965,510
Units outstanding, ending		837,008	757,211

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,635,926
Cost of units redeemed/account charges			(1,571,573)
Net investment income (loss)			42,270
Net realized gain (loss)			(13,944)
Realized gain distributions			15,606
Net change in unrealized appreciation (depreciation)			(34,769)
Net assets			$1,073,516
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	837	$1,074	1.25%	10.1%	12/31/2023	$1.31	0	$0	1.00%	10.4%	12/31/2023	$1.33	0	$0	0.75%	10.6%
12/31/2022	1.17	757	882	1.25%	-16.3%	12/31/2022	1.18	0	0	1.00%	-16.0%	12/31/2022	1.20	0	0	0.75%	-15.8%
12/31/2021	1.39	966	1,343	1.25%	5.6%	12/31/2021	1.41	0	0	1.00%	5.9%	12/31/2021	1.43	0	0	0.75%	6.1%
12/31/2020	1.32	610	803	1.25%	10.8%	12/31/2020	1.33	0	0	1.00%	11.1%	12/31/2020	1.34	0	0	0.75%	11.4%
12/31/2019	1.19	0	0	1.25%	14.5%	12/31/2019	1.20	0	0	1.00%	14.7%	12/31/2019	1.21	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	10.9%	12/31/2023	$1.38	0	$0	0.25%	11.2%	12/31/2023	$1.40	0	$0	0.00%	11.5%
12/31/2022	1.22	0	0	0.50%	-15.6%	12/31/2022	1.24	0	0	0.25%	-15.4%	12/31/2022	1.26	0	0	0.00%	-15.2%
12/31/2021	1.44	0	0	0.50%	6.4%	12/31/2021	1.46	0	0	0.25%	6.7%	12/31/2021	1.48	0	0	0.00%	6.9%
12/31/2020	1.36	0	0	0.50%	11.7%	12/31/2020	1.37	0	0	0.25%	11.9%	12/31/2020	1.39	0	0	0.00%	12.2%
12/31/2019	1.22	0	0	0.50%	15.3%	12/31/2019	1.23	0	0	0.25%	15.6%	12/31/2019	1.24	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.2%
2021	2.2%
2020	2.1%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Total Return Fund K Class - 06-CWC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,272,754	$5,852,396	528,797
Receivables: investments sold	31,738
Payables: investments purchased	-
Net assets	$5,304,492

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,304,492	5,154,106	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$5,304,492	5,154,106

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$217,171
Mortality & expense charges			(63,758)
Net investment income (loss)			153,413

Gain (loss) on investments:
Net realized gain (loss)			(125,670)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			205,884
Net gain (loss)			80,214

Increase (decrease) in net assets from operations			$233,627

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$153,413	$87,502
Net realized gain (loss)		(125,670)	(275,124)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		205,884	(708,199)

Increase (decrease) in net assets from operations		233,627	(895,821)

Contract owner transactions:
Proceeds from units sold		1,018,682	2,673,276
Cost of units redeemed		(949,350)	(2,318,069)
Account charges		(11,436)	(9,279)
Increase (decrease)		57,896	345,928
Net increase (decrease)		291,523	(549,893)
Net assets, beginning		5,012,969	5,562,862
Net assets, ending		$5,304,492	$5,012,969

Units sold		1,016,276	2,855,375
Units redeemed		(962,648)	(2,554,146)
Net increase (decrease)		53,628	301,229
Units outstanding, beginning		5,100,478	4,799,249
Units outstanding, ending		5,154,106	5,100,478

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,565,444
Cost of units redeemed/account charges			(8,007,911)
Net investment income (loss)			414,199
Net realized gain (loss)			(337,746)
Realized gain distributions			250,148
Net change in unrealized appreciation (depreciation)			(579,642)
Net assets			$5,304,492
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	5,154	$5,304	1.25%	4.7%	12/31/2023	$1.05	0	$0	1.00%	5.0%	12/31/2023	$1.07	0	$0	0.75%	5.2%
12/31/2022	0.98	5,100	5,013	1.25%	-15.2%	12/31/2022	1.00	0	0	1.00%	-15.0%	12/31/2022	1.01	0	0	0.75%	-14.8%
12/31/2021	1.16	4,799	5,563	1.25%	-1.9%	12/31/2021	1.17	0	0	1.00%	-1.7%	12/31/2021	1.19	0	0	0.75%	-1.4%
12/31/2020	1.18	5,246	6,201	1.25%	7.8%	12/31/2020	1.19	0	0	1.00%	8.0%	12/31/2020	1.21	0	0	0.75%	8.3%
12/31/2019	1.10	3,135	3,438	1.25%	8.5%	12/31/2019	1.11	0	0	1.00%	8.8%	12/31/2019	1.11	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	5.5%	12/31/2023	$1.10	0	$0	0.25%	5.8%	12/31/2023	$1.12	0	$0	0.00%	6.0%
12/31/2022	1.03	0	0	0.50%	-14.6%	12/31/2022	1.04	0	0	0.25%	-14.4%	12/31/2022	1.06	0	0	0.00%	-14.1%
12/31/2021	1.20	0	0	0.50%	-1.2%	12/31/2021	1.22	0	0	0.25%	-0.9%	12/31/2021	1.23	0	0	0.00%	-0.7%
12/31/2020	1.22	0	0	0.50%	8.6%	12/31/2020	1.23	0	0	0.25%	8.8%	12/31/2020	1.24	0	0	0.00%	9.1%
12/31/2019	1.12	0	0	0.50%	9.4%	12/31/2019	1.13	0	0	0.25%	9.6%	12/31/2019	1.14	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.2%
2022	2.9%
2021	2.0%
2020	2.5%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Equity Dividend Fund K Class - 06-FRW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$680,739	$651,697	35,564
Receivables: investments sold	671
Payables: investments purchased	-
Net assets	$681,410

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$681,410	415,758	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$681,410	415,758

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,000
Mortality & expense charges			(7,849)
Net investment income (loss)			7,151

Gain (loss) on investments:
Net realized gain (loss)			(59,724)
Realized gain distributions			32,412
Net change in unrealized appreciation (depreciation)			101,781
Net gain (loss)			74,469

Increase (decrease) in net assets from operations			$81,620

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,151	$2,143
Net realized gain (loss)		(59,724)	(336)
Realized gain distributions		32,412	54,570
Net change in unrealized appreciation (depreciation)		101,781	(81,706)

Increase (decrease) in net assets from operations		81,620	(25,329)

Contract owner transactions:
Proceeds from units sold		539,386	64,329
Cost of units redeemed		(460,311)	(105,255)
Account charges		(773)	(42)
Increase (decrease)		78,302	(40,968)
Net increase (decrease)		159,922	(66,297)
Net assets, beginning		521,488	587,785
Net assets, ending		$681,410	$521,488

Units sold		494,196	43,690
Units redeemed		(432,825)	(68,687)
Net increase (decrease)		61,371	(24,997)
Units outstanding, beginning		354,387	379,384
Units outstanding, ending		415,758	354,387

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,322,452
Cost of units redeemed/account charges			(857,790)
Net investment income (loss)			19,436
Net realized gain (loss)			(87,704)
Realized gain distributions			255,974
Net change in unrealized appreciation (depreciation)			29,042
Net assets			$681,410
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	416	$681	1.25%	11.4%	12/31/2023	$1.67	0	$0	1.00%	11.7%	12/31/2023	$1.69	0	$0	0.75%	11.9%
12/31/2022	1.47	354	521	1.25%	-5.0%	12/31/2022	1.49	0	0	1.00%	-4.8%	12/31/2022	1.51	0	0	0.75%	-4.5%
12/31/2021	1.55	379	588	1.25%	19.0%	12/31/2021	1.57	0	0	1.00%	19.3%	12/31/2021	1.58	0	0	0.75%	19.6%
12/31/2020	1.30	352	458	1.25%	2.7%	12/31/2020	1.31	0	0	1.00%	3.0%	12/31/2020	1.33	0	0	0.75%	3.2%
12/31/2019	1.27	376	476	1.25%	26.1%	12/31/2019	1.28	0	0	1.00%	26.4%	12/31/2019	1.28	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	0.50%	12.2%	12/31/2023	$1.75	0	$0	0.25%	12.5%	12/31/2023	$1.78	0	$0	0.00%	12.8%
12/31/2022	1.53	0	0	0.50%	-4.3%	12/31/2022	1.56	0	0	0.25%	-4.1%	12/31/2022	1.58	0	0	0.00%	-3.8%
12/31/2021	1.60	0	0	0.50%	19.9%	12/31/2021	1.62	0	0	0.25%	20.2%	12/31/2021	1.64	0	0	0.00%	20.5%
12/31/2020	1.34	0	0	0.50%	3.5%	12/31/2020	1.35	0	0	0.25%	3.7%	12/31/2020	1.36	0	0	0.00%	4.0%
12/31/2019	1.29	0	0	0.50%	27.0%	12/31/2019	1.30	0	0	0.25%	27.4%	12/31/2019	1.31	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	1.6%
2021	1.6%
2020	1.9%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund K Class - 06-FRX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,754,463	$2,781,484	149,684
Receivables: investments sold	4,225
Payables: investments purchased	-
Net assets	$2,758,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,758,688	2,117,656	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$2,758,688	2,117,656

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$46,506
Mortality & expense charges			(32,285)
Net investment income (loss)			14,221

Gain (loss) on investments:
Net realized gain (loss)			(43,851)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			303,182
Net gain (loss)			259,331

Increase (decrease) in net assets from operations			$273,552

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,221	$(25,029)
Net realized gain (loss)		(43,851)	(64,029)
Realized gain distributions		-	101,865
Net change in unrealized appreciation (depreciation)		303,182	(360,510)

Increase (decrease) in net assets from operations		273,552	(347,703)

Contract owner transactions:
Proceeds from units sold		716,453	659,478
Cost of units redeemed		(392,108)	(484,922)
Account charges		(2,550)	(1,295)
Increase (decrease)		321,795	173,261
Net increase (decrease)		595,347	(174,442)
Net assets, beginning		2,163,341	2,337,783
Net assets, ending		$2,758,688	$2,163,341

Units sold		597,920	580,484
Units redeemed		(330,273)	(392,633)
Net increase (decrease)		267,647	187,851
Units outstanding, beginning		1,850,009	1,662,158
Units outstanding, ending		2,117,656	1,850,009

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,630,783
Cost of units redeemed/account charges			(2,295,589)
Net investment income (loss)			(2,583)
Net realized gain (loss)			(98,034)
Realized gain distributions			551,132
Net change in unrealized appreciation (depreciation)			(27,021)
Net assets			$2,758,688
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	2,118	$2,759	1.25%	11.4%	12/31/2023	$1.32	0	$0	1.00%	11.7%	12/31/2023	$1.35	0	$0	0.75%	12.0%
12/31/2022	1.17	1,850	2,163	1.25%	-16.9%	12/31/2022	1.19	0	0	1.00%	-16.7%	12/31/2022	1.20	0	0	0.75%	-16.4%
12/31/2021	1.41	1,662	2,338	1.25%	5.5%	12/31/2021	1.42	0	0	1.00%	5.8%	12/31/2021	1.44	0	0	0.75%	6.0%
12/31/2020	1.33	1,367	1,823	1.25%	19.8%	12/31/2020	1.35	0	0	1.00%	20.1%	12/31/2020	1.36	0	0	0.75%	20.4%
12/31/2019	1.11	1,267	1,411	1.25%	16.1%	12/31/2019	1.12	0	0	1.00%	16.4%	12/31/2019	1.13	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	12.2%	12/31/2023	$1.39	0	$0	0.25%	12.5%	12/31/2023	$1.41	0	$0	0.00%	12.8%
12/31/2022	1.22	0	0	0.50%	-16.2%	12/31/2022	1.24	0	0	0.25%	-16.0%	12/31/2022	1.25	0	0	0.00%	-15.8%
12/31/2021	1.46	0	0	0.50%	6.3%	12/31/2021	1.47	0	0	0.25%	6.6%	12/31/2021	1.49	0	0	0.00%	6.8%
12/31/2020	1.37	0	0	0.50%	20.7%	12/31/2020	1.38	0	0	0.25%	21.0%	12/31/2020	1.39	0	0	0.00%	21.3%
12/31/2019	1.13	0	0	0.50%	17.0%	12/31/2019	1.14	0	0	0.25%	17.3%	12/31/2019	1.15	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	0.0%
2021	1.4%
2020	0.8%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,695,220	$2,562,934	69,327
Receivables: investments sold	-
Payables: investments purchased	(25,421)
Net assets	$2,669,799

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,669,799	1,533,600	$1.74
Band 100	-	-	1.79
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$2,669,799	1,533,600

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(32,083)
Net investment income (loss)			(32,083)

Gain (loss) on investments:
Net realized gain (loss)			(124,724)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			692,590
Net gain (loss)			567,866

Increase (decrease) in net assets from operations			$535,783

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(32,083)	$(40,095)
Net realized gain (loss)		(124,724)	(548,578)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		692,590	(1,523,107)

Increase (decrease) in net assets from operations		535,783	(2,111,780)

Contract owner transactions:
Proceeds from units sold		1,148,287	1,725,864
Cost of units redeemed		(872,453)	(4,503,951)
Account charges		(7,006)	(4,380)
Increase (decrease)		268,828	(2,782,467)
Net increase (decrease)		804,611	(4,894,247)
Net assets, beginning		1,865,188	6,759,435
Net assets, ending		$2,669,799	$1,865,188

Units sold		751,395	1,009,364
Units redeemed		(574,758)	(2,694,569)
Net increase (decrease)		176,637	(1,685,205)
Units outstanding, beginning		1,356,963	3,042,168
Units outstanding, ending		1,533,600	1,356,963

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,347,031
Cost of units redeemed/account charges			(9,206,839)
Net investment income (loss)			(206,676)
Net realized gain (loss)			218,711
Realized gain distributions			385,286
Net change in unrealized appreciation (depreciation)			132,286
Net assets			$2,669,799
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.74	1,534	$2,670	1.25%	26.7%	12/31/2023	$1.79	0	$0	1.00%	27.0%	12/31/2023	$1.79	0	$0	0.75%	27.3%
12/31/2022	1.37	1,357	1,865	1.25%	-38.1%	12/31/2022	1.41	0	0	1.00%	-38.0%	12/31/2022	1.41	0	0	0.75%	-37.8%
12/31/2021	2.22	3,042	6,759	1.25%	13.1%	12/31/2021	2.27	0	0	1.00%	13.4%	12/31/2021	2.27	0	0	0.75%	13.6%
12/31/2020	1.97	1,666	3,274	1.25%	44.3%	12/31/2020	2.01	0	0	1.00%	44.7%	12/31/2020	2.00	0	0	0.75%	45.0%
12/31/2019	1.36	1,210	1,648	1.25%	34.5%	12/31/2019	1.39	0	0	1.00%	35.1%	12/31/2019	1.38	0	0	0.75%	35.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	0	$0	0.50%	27.6%	12/31/2023	$1.85	0	$0	0.25%	27.9%	12/31/2023	$1.88	0	$0	0.00%	28.2%
12/31/2022	1.43	0	0	0.50%	-37.7%	12/31/2022	1.45	0	0	0.25%	-37.5%	12/31/2022	1.47	0	0	0.00%	-37.4%
12/31/2021	2.29	0	0	0.50%	13.9%	12/31/2021	2.32	0	0	0.25%	14.2%	12/31/2021	2.34	0	0	0.00%	14.5%
12/31/2020	2.01	0	0	0.50%	45.4%	12/31/2020	2.03	0	0	0.25%	45.8%	12/31/2020	2.04	0	0	0.00%	46.1%
12/31/2019	1.38	0	0	0.50%	35.5%	12/31/2019	1.39	0	0	0.25%	35.9%	12/31/2019	1.40	0	0	0.00%	36.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,504,681	$12,090,663	319,444
Receivables: investments sold	-
Payables: investments purchased	(135,785)
Net assets	$12,368,896

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,368,896	7,068,862	$1.75
Band 100	-	-	1.80
Band 75	-	-	1.80
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$12,368,896	7,068,862

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(131,397)
Net investment income (loss)			(131,397)

Gain (loss) on investments:
Net realized gain (loss)			(382,857)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,929,584
Net gain (loss)			2,546,727

Increase (decrease) in net assets from operations			$2,415,330

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(131,397)	$(108,534)
Net realized gain (loss)		(382,857)	(705,278)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,929,584	(3,637,995)

Increase (decrease) in net assets from operations		2,415,330	(4,451,807)

Contract owner transactions:
Proceeds from units sold		5,052,277	6,458,548
Cost of units redeemed		(2,936,691)	(5,259,853)
Account charges		(21,344)	(14,050)
Increase (decrease)		2,094,242	1,184,645
Net increase (decrease)		4,509,572	(3,267,162)
Net assets, beginning		7,859,324	11,126,486
Net assets, ending		$12,368,896	$7,859,324

Units sold		3,297,903	3,926,351
Units redeemed		(1,922,260)	(3,224,723)
Net increase (decrease)		1,375,643	701,628
Units outstanding, beginning		5,693,219	4,991,591
Units outstanding, ending		7,068,862	5,693,219

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,784,862
Cost of units redeemed/account charges			(16,544,054)
Net investment income (loss)			(429,693)
Net realized gain (loss)			616,743
Realized gain distributions			527,020
Net change in unrealized appreciation (depreciation)			414,018
Net assets			$12,368,896
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	7,069	$12,369	1.25%	26.8%	12/31/2023	$1.80	0	$0	1.00%	27.1%	12/31/2023	$1.80	0	$0	0.75%	27.4%
12/31/2022	1.38	5,693	7,859	1.25%	-38.1%	12/31/2022	1.42	0	0	1.00%	-37.9%	12/31/2022	1.42	0	0	0.75%	-37.8%
12/31/2021	2.23	4,992	11,126	1.25%	13.2%	12/31/2021	2.28	0	0	1.00%	13.5%	12/31/2021	2.28	0	0	0.75%	13.7%
12/31/2020	1.97	3,270	6,440	1.25%	44.4%	12/31/2020	2.01	0	0	1.00%	44.8%	12/31/2020	2.00	0	0	0.75%	45.1%
12/31/2019	1.36	1,301	1,775	1.25%	34.6%	12/31/2019	1.39	0	0	1.00%	35.2%	12/31/2019	1.38	0	0	0.75%	35.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.83	0	$0	0.50%	27.7%	12/31/2023	$1.86	0	$0	0.25%	28.0%	12/31/2023	$1.89	0	$0	0.00%	28.3%
12/31/2022	1.43	0	0	0.50%	-37.6%	12/31/2022	1.45	0	0	0.25%	-37.4%	12/31/2022	1.47	0	0	0.00%	-37.3%
12/31/2021	2.30	0	0	0.50%	14.0%	12/31/2021	2.32	0	0	0.25%	14.3%	12/31/2021	2.35	0	0	0.00%	14.6%
12/31/2020	2.02	0	0	0.50%	45.5%	12/31/2020	2.03	0	0	0.25%	45.9%	12/31/2020	2.05	0	0	0.00%	46.2%
12/31/2019	1.39	0	0	0.50%	35.6%	12/31/2019	1.39	0	0	0.25%	35.9%	12/31/2019	1.40	0	0	0.00%	36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$588,940	$536,735	18,188
Receivables: investments sold	-
Payables: investments purchased	(11,632)
Net assets	$577,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$577,308	342,027	$1.69
Band 100	-	-	1.74
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$577,308	342,027

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,147)
Net investment income (loss)			(6,147)

Gain (loss) on investments:
Net realized gain (loss)			(89,819)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			201,616
Net gain (loss)			111,797

Increase (decrease) in net assets from operations			$105,650

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,147)	$(7,685)
Net realized gain (loss)		(89,819)	(130,985)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		201,616	(196,603)

Increase (decrease) in net assets from operations		105,650	(335,273)

Contract owner transactions:
Proceeds from units sold		303,391	585,494
Cost of units redeemed		(207,417)	(607,306)
Account charges		(2,212)	(3,059)
Increase (decrease)		93,762	(24,871)
Net increase (decrease)		199,412	(360,144)
Net assets, beginning		377,896	738,040
Net assets, ending		$577,308	$377,896

Units sold		201,076	354,571
Units redeemed		(141,131)	(411,661)
Net increase (decrease)		59,945	(57,090)
Units outstanding, beginning		282,082	339,172
Units outstanding, ending		342,027	282,082

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,040,361
Cost of units redeemed/account charges			(3,660,263)
Net investment income (loss)			(29,215)
Net realized gain (loss)			115,470
Realized gain distributions			58,750
Net change in unrealized appreciation (depreciation)			52,205
Net assets			$577,308
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	342	$577	1.25%	26.0%	12/31/2023	$1.74	0	$0	1.00%	26.3%	12/31/2023	$1.74	0	$0	0.75%	26.6%
12/31/2022	1.34	282	378	1.25%	-38.4%	12/31/2022	1.38	0	0	1.00%	-38.3%	12/31/2022	1.37	0	0	0.75%	-38.1%
12/31/2021	2.18	339	738	1.25%	12.5%	12/31/2021	2.23	0	0	1.00%	12.8%	12/31/2021	2.22	0	0	0.75%	13.1%
12/31/2020	1.93	262	507	1.25%	43.6%	12/31/2020	1.98	0	0	1.00%	43.9%	12/31/2020	1.96	0	0	0.75%	44.3%
12/31/2019	1.35	92	124	1.25%	33.9%	12/31/2019	1.37	0	0	1.00%	34.5%	12/31/2019	1.36	0	0	0.75%	34.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	0	$0	0.50%	26.9%	12/31/2023	$1.79	0	$0	0.25%	27.3%	12/31/2023	$1.82	0	$0	0.00%	27.6%
12/31/2022	1.39	0	0	0.50%	-38.0%	12/31/2022	1.41	0	0	0.25%	-37.8%	12/31/2022	1.43	0	0	0.00%	-37.7%
12/31/2021	2.24	0	0	0.50%	13.3%	12/31/2021	2.27	0	0	0.25%	13.6%	12/31/2021	2.29	0	0	0.00%	13.9%
12/31/2020	1.98	0	0	0.50%	44.6%	12/31/2020	2.00	0	0	0.25%	45.0%	12/31/2020	2.01	58	117	0.00%	45.4%
12/31/2019	1.37	0	0	0.50%	34.9%	12/31/2019	1.38	0	0	0.25%	35.2%	12/31/2019	1.38	44	61	0.00%	35.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Multi-Asset Income Fund A Class - 06-FRY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,815,658
Cost of units redeemed/account charges			(19,775,409)
Net investment income (loss)			891,140
Net realized gain (loss)			68,611
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	1.25%	9.4%	12/31/2023	$1.18	0	$0	1.00%	9.7%	12/31/2023	$1.20	0	$0	0.75%	10.0%
12/31/2022	1.06	0	0	1.25%	-12.8%	12/31/2022	1.08	0	0	1.00%	-12.6%	12/31/2022	1.09	0	0	0.75%	-12.4%
12/31/2021	1.22	0	0	1.25%	5.5%	12/31/2021	1.23	0	0	1.00%	5.8%	12/31/2021	1.24	0	0	0.75%	6.1%
12/31/2020	1.15	5,737	6,616	1.25%	5.0%	12/31/2020	1.16	0	0	1.00%	5.3%	12/31/2020	1.17	0	0	0.75%	5.5%
12/31/2019	1.10	5,210	5,720	1.25%	12.2%	12/31/2019	1.10	0	0	1.00%	12.5%	12/31/2019	1.11	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	10.2%	12/31/2023	$1.24	0	$0	0.25%	10.5%	12/31/2023	$1.26	0	$0	0.00%	10.8%
12/31/2022	1.11	0	0	0.50%	-12.2%	12/31/2022	1.12	0	0	0.25%	-12.0%	12/31/2022	1.14	0	0	0.00%	-11.7%
12/31/2021	1.26	0	0	0.50%	6.3%	12/31/2021	1.27	0	0	0.25%	6.6%	12/31/2021	1.29	0	0	0.00%	6.8%
12/31/2020	1.18	0	0	0.50%	5.8%	12/31/2020	1.19	0	0	0.25%	6.1%	12/31/2020	1.21	0	0	0.00%	6.3%
12/31/2019	1.12	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.3%	12/31/2019	1.13	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.7%
2020	3.9%
2019	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Multi-Asset Income Fund K Class - 06-FTF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$17
Net realized gain (loss)		-	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(17)

Increase (decrease) in net assets from operations		-	(1)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	(1)
Net assets, beginning		-	1
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(1)
Net increase (decrease)		-	(1)
Units outstanding, beginning		-	1
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$324,950
Cost of units redeemed/account charges			(351,618)
Net investment income (loss)			14,263
Net realized gain (loss)			12,405
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	1.25%	9.8%	12/31/2023	$1.20	0	$0	1.00%	10.0%	12/31/2023	$1.22	0	$0	0.75%	10.3%
12/31/2022	1.08	0	0	1.25%	-12.6%	12/31/2022	1.09	0	0	1.00%	-12.4%	12/31/2022	1.11	0	0	0.75%	-12.2%
12/31/2021	1.23	0	0	1.25%	5.9%	12/31/2021	1.25	0	0	1.00%	6.2%	12/31/2021	1.26	0	0	0.75%	6.5%
12/31/2020	1.16	247	288	1.25%	5.2%	12/31/2020	1.17	0	0	1.00%	5.5%	12/31/2020	1.19	0	0	0.75%	5.8%
12/31/2019	1.11	225	249	1.25%	12.6%	12/31/2019	1.11	0	0	1.00%	12.9%	12/31/2019	1.12	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	10.6%	12/31/2023	$1.26	0	$0	0.25%	10.9%	12/31/2023	$1.28	0	$0	0.00%	11.1%
12/31/2022	1.12	0	0	0.50%	-12.0%	12/31/2022	1.14	0	0	0.25%	-11.8%	12/31/2022	1.15	0	0	0.00%	-11.5%
12/31/2021	1.28	0	0	0.50%	6.7%	12/31/2021	1.29	0	0	0.25%	7.0%	12/31/2021	1.31	0	0	0.00%	7.3%
12/31/2020	1.20	0	0	0.50%	6.0%	12/31/2020	1.21	0	0	0.25%	6.3%	12/31/2020	1.22	0	0	0.00%	6.6%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.13	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.8%
2020	4.3%
2019	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,811	$80,568	8,641
Receivables: investments sold	2,680
Payables: investments purchased	-
Net assets	$81,491

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,491	74,941	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$81,491	74,941

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,682
Mortality & expense charges			(1,074)
Net investment income (loss)			2,608

Gain (loss) on investments:
Net realized gain (loss)			(2,658)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,660
Net gain (loss)			2,002

Increase (decrease) in net assets from operations			$4,610

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,608	$1,964
Net realized gain (loss)		(2,658)	(40,950)
Realized gain distributions		-	1,030
Net change in unrealized appreciation (depreciation)		4,660	12,168

Increase (decrease) in net assets from operations		4,610	(25,788)

Contract owner transactions:
Proceeds from units sold		9,258	116,883
Cost of units redeemed		(43,183)	(965,444)
Account charges		(150)	(1,011)
Increase (decrease)		(34,075)	(849,572)
Net increase (decrease)		(29,465)	(875,360)
Net assets, beginning		110,956	986,316
Net assets, ending		$81,491	$110,956

Units sold		8,773	125,013
Units redeemed		(41,654)	(907,886)
Net increase (decrease)		(32,881)	(782,873)
Units outstanding, beginning		107,822	890,695
Units outstanding, ending		74,941	107,822

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,549,081
Cost of units redeemed/account charges			(30,989,493)
Net investment income (loss)			510,964
Net realized gain (loss)			(18,348)
Realized gain distributions			31,044
Net change in unrealized appreciation (depreciation)			(1,757)
Net assets			$81,491
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	75	$81	1.25%	5.7%	12/31/2023	$1.11	0	$0	1.00%	5.9%	12/31/2023	$1.12	0	$0	0.75%	6.2%
12/31/2022	1.03	108	111	1.25%	-7.1%	12/31/2022	1.04	0	0	1.00%	-6.8%	12/31/2022	1.06	0	0	0.75%	-6.6%
12/31/2021	1.11	891	986	1.25%	-0.6%	12/31/2021	1.12	0	0	1.00%	-0.3%	12/31/2021	1.13	0	0	0.75%	-0.1%
12/31/2020	1.11	5,979	6,660	1.25%	5.6%	12/31/2020	1.12	0	0	1.00%	5.9%	12/31/2020	1.13	0	0	0.75%	6.1%
12/31/2019	1.06	4,794	5,058	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.4%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	6.5%	12/31/2023	$1.16	0	$0	0.25%	6.7%	12/31/2023	$1.18	0	$0	0.00%	7.0%
12/31/2022	1.07	0	0	0.50%	-6.4%	12/31/2022	1.09	0	0	0.25%	-6.1%	12/31/2022	1.10	0	0	0.00%	-5.9%
12/31/2021	1.15	0	0	0.50%	0.2%	12/31/2021	1.16	0	0	0.25%	0.4%	12/31/2021	1.17	0	0	0.00%	0.7%
12/31/2020	1.14	0	0	0.50%	6.4%	12/31/2020	1.15	0	0	0.25%	6.6%	12/31/2020	1.16	0	0	0.00%	6.9%
12/31/2019	1.08	0	0	0.50%	6.9%	12/31/2019	1.08	0	0	0.25%	7.2%	12/31/2019	1.09	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	0.9%
2021	5.8%
2020	2.4%
2019	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,070,821	$13,755,876	1,424,312
Receivables: investments sold	376,260
Payables: investments purchased	-
Net assets	$13,447,081

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,447,081	12,060,216	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$13,447,081	12,060,216

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$568,884
Mortality & expense charges			(152,866)
Net investment income (loss)			416,018

Gain (loss) on investments:
Net realized gain (loss)			(157,589)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			469,595
Net gain (loss)			312,006

Increase (decrease) in net assets from operations			$728,024

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$416,018	$223,406
Net realized gain (loss)		(157,589)	(259,236)
Realized gain distributions		-	100,370
Net change in unrealized appreciation (depreciation)		469,595	(956,208)

Increase (decrease) in net assets from operations		728,024	(891,668)

Contract owner transactions:
Proceeds from units sold		3,554,175	4,037,973
Cost of units redeemed		(2,502,672)	(6,077,964)
Account charges		(39,712)	(48,554)
Increase (decrease)		1,011,791	(2,088,545)
Net increase (decrease)		1,739,815	(2,980,213)
Net assets, beginning		11,707,266	14,687,479
Net assets, ending		$13,447,081	$11,707,266

Units sold		3,409,098	3,839,518
Units redeemed		(2,481,684)	(5,734,680)
Net increase (decrease)		927,414	(1,895,162)
Units outstanding, beginning		11,132,802	13,027,964
Units outstanding, ending		12,060,216	11,132,802

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,154,565
Cost of units redeemed/account charges			(9,531,547)
Net investment income (loss)			683,413
Net realized gain (loss)			(397,603)
Realized gain distributions			223,308
Net change in unrealized appreciation (depreciation)			(685,055)
Net assets			$13,447,081
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	12,060	$13,447	1.25%	6.0%	12/31/2023	$1.13	0	$0	1.00%	6.3%	12/31/2023	$1.15	0	$0	0.75%	6.6%
12/31/2022	1.05	11,133	11,707	1.25%	-6.7%	12/31/2022	1.07	0	0	1.00%	-6.5%	12/31/2022	1.08	0	0	0.75%	-6.3%
12/31/2021	1.13	13,028	14,687	1.25%	-0.2%	12/31/2021	1.14	0	0	1.00%	0.0%	12/31/2021	1.15	0	0	0.75%	0.3%
12/31/2020	1.13	341	385	1.25%	6.0%	12/31/2020	1.14	0	0	1.00%	6.2%	12/31/2020	1.15	0	0	0.75%	6.5%
12/31/2019	1.07	359	383	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.8%	12/31/2019	1.08	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	6.8%	12/31/2023	$1.19	0	$0	0.25%	7.1%	12/31/2023	$1.21	0	$0	0.00%	7.4%
12/31/2022	1.10	0	0	0.50%	-6.0%	12/31/2022	1.11	0	0	0.25%	-5.8%	12/31/2022	1.13	0	0	0.00%	-5.6%
12/31/2021	1.17	0	0	0.50%	0.5%	12/31/2021	1.18	0	0	0.25%	0.8%	12/31/2021	1.19	0	0	0.00%	1.0%
12/31/2020	1.16	0	0	0.50%	6.8%	12/31/2020	1.17	0	0	0.25%	7.0%	12/31/2020	1.18	0	0	0.00%	7.3%
12/31/2019	1.09	0	0	0.50%	7.3%	12/31/2019	1.09	0	0	0.25%	7.6%	12/31/2019	1.10	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	2.8%
2021	1.1%
2020	2.7%
2019	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$255,591	$269,087	13,392
Receivables: investments sold	-
Payables: investments purchased	(3,283)
Net assets	$252,308

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$252,308	58,425	$4.32
Band 100	-	-	4.48
Band 75	-	-	4.65
Band 50	-	-	4.82
Band 25	-	-	5.00
Band 0	-	-	5.19
Total	$252,308	58,425

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$626
Mortality & expense charges			(3,116)
Net investment income (loss)			(2,490)

Gain (loss) on investments:
Net realized gain (loss)			(14,831)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			53,331
Net gain (loss)			38,500

Increase (decrease) in net assets from operations			$36,010

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,490)	$(1,573)
Net realized gain (loss)		(14,831)	(4,819)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		53,331	(52,486)

Increase (decrease) in net assets from operations		36,010	(58,878)

Contract owner transactions:
Proceeds from units sold		50,225	190,801
Cost of units redeemed		(62,809)	(132,978)
Account charges		(330)	(264)
Increase (decrease)		(12,914)	57,559
Net increase (decrease)		23,096	(1,319)
Net assets, beginning		229,212	230,531
Net assets, ending		$252,308	$229,212

Units sold		12,694	43,478
Units redeemed		(16,508)	(27,639)
Net increase (decrease)		(3,814)	15,839
Units outstanding, beginning		62,239	46,400
Units outstanding, ending		58,425	62,239

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,885,479
Cost of units redeemed/account charges			(5,252,069)
Net investment income (loss)			(57,427)
Net realized gain (loss)			60,692
Realized gain distributions			629,129
Net change in unrealized appreciation (depreciation)			(13,496)
Net assets			$252,308
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.32	58	$252	1.25%	17.3%	12/31/2023	$4.48	0	$0	1.00%	17.6%	12/31/2023	$4.65	0	$0	0.75%	17.8%
12/31/2022	3.68	62	229	1.25%	-25.9%	12/31/2022	3.81	0	0	1.00%	-25.7%	12/31/2022	3.94	0	0	0.75%	-25.5%
12/31/2021	4.97	46	231	1.25%	2.3%	12/31/2021	5.13	0	0	1.00%	2.5%	12/31/2021	5.29	0	0	0.75%	2.8%
12/31/2020	4.86	75	365	1.25%	31.7%	12/31/2020	5.00	0	0	1.00%	32.1%	12/31/2020	5.15	0	0	0.75%	32.4%
12/31/2019	3.69	82	302	1.25%	32.2%	12/31/2019	3.79	0	0	1.00%	32.5%	12/31/2019	3.89	0	0	0.75%	32.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.82	0	$0	0.50%	18.1%	12/31/2023	$5.00	0	$0	0.25%	18.4%	12/31/2023	$5.19	0	$0	0.00%	18.7%
12/31/2022	4.08	0	0	0.50%	-25.3%	12/31/2022	4.22	0	0	0.25%	-25.1%	12/31/2022	4.37	0	0	0.00%	-24.9%
12/31/2021	5.46	0	0	0.50%	3.0%	12/31/2021	5.64	0	0	0.25%	3.3%	12/31/2021	5.82	0	0	0.00%	3.6%
12/31/2020	5.30	0	0	0.50%	32.7%	12/31/2020	5.46	0	0	0.25%	33.1%	12/31/2020	5.62	0	0	0.00%	33.4%
12/31/2019	3.99	0	0	0.50%	33.2%	12/31/2019	4.10	0	0	0.25%	33.5%	12/31/2019	4.21	0	0	0.00%	33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.5%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock High Yield Bond Portfolio K Class - 06-33K

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,089,589	$4,240,086	583,527
Receivables: investments sold	19,254
Payables: investments purchased	-
Net assets	$4,108,843

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,108,843	3,427,495	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$4,108,843	3,427,495

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$240,073
Mortality & expense charges			(42,683)
Net investment income (loss)			197,390

Gain (loss) on investments:
Net realized gain (loss)			(59,754)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			268,811
Net gain (loss)			209,057

Increase (decrease) in net assets from operations			$406,447

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$197,390	$127,088
Net realized gain (loss)		(59,754)	(45,212)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		268,811	(441,031)

Increase (decrease) in net assets from operations		406,447	(359,155)

Contract owner transactions:
Proceeds from units sold		5,088,843	3,539,098
Cost of units redeemed		(4,446,013)	(3,012,199)
Account charges		(6,961)	(4,440)
Increase (decrease)		635,869	522,459
Net increase (decrease)		1,042,316	163,304
Net assets, beginning		3,066,527	2,903,223
Net assets, ending		$4,108,843	$3,066,527

Units sold		4,520,804	3,255,951
Units redeemed		(3,965,810)	(2,791,185)
Net increase (decrease)		554,994	464,766
Units outstanding, beginning		2,872,501	2,407,735
Units outstanding, ending		3,427,495	2,872,501

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,862,500
Cost of units redeemed/account charges			(8,964,497)
Net investment income (loss)			480,276
Net realized gain (loss)			(130,974)
Realized gain distributions			12,035
Net change in unrealized appreciation (depreciation)			(150,497)
Net assets			$4,108,843
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	3,427	$4,109	1.25%	12.3%	12/31/2023	$1.22	0	$0	1.00%	12.6%	12/31/2023	$1.23	0	$0	0.75%	12.9%
12/31/2022	1.07	2,873	3,067	1.25%	-11.5%	12/31/2022	1.08	0	0	1.00%	-11.2%	12/31/2022	1.09	0	0	0.75%	-11.0%
12/31/2021	1.21	2,408	2,903	1.25%	4.5%	12/31/2021	1.22	0	0	1.00%	4.8%	12/31/2021	1.23	0	0	0.75%	5.0%
12/31/2020	1.15	1,159	1,337	1.25%	4.7%	12/31/2020	1.16	0	0	1.00%	4.9%	12/31/2020	1.17	0	0	0.75%	5.2%
12/31/2019	1.10	1,147	1,264	1.25%	14.2%	12/31/2019	1.11	0	0	1.00%	14.5%	12/31/2019	1.11	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	13.1%	12/31/2023	$1.27	0	$0	0.25%	13.4%	12/31/2023	$1.29	0	$0	0.00%	13.7%
12/31/2022	1.11	0	0	0.50%	-10.8%	12/31/2022	1.12	0	0	0.25%	-10.6%	12/31/2022	1.13	0	0	0.00%	-10.4%
12/31/2021	1.24	0	0	0.50%	5.3%	12/31/2021	1.25	0	0	0.25%	5.6%	12/31/2021	1.27	0	0	0.00%	5.8%
12/31/2020	1.18	0	0	0.50%	5.4%	12/31/2020	1.19	0	0	0.25%	5.7%	12/31/2020	1.20	0	0	0.00%	6.0%
12/31/2019	1.12	0	0	0.50%	15.1%	12/31/2019	1.12	0	0	0.25%	15.3%	12/31/2019	1.13	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.7%
2022	5.5%
2021	4.7%
2020	5.3%
2019	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Inflation Protected Bond Fund K Class - 06-3N3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$160,559	$159,579	16,948
Receivables: investments sold	2,490
Payables: investments purchased	-
Net assets	$163,049

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$163,049	146,359	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$163,049	146,359

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,250
Mortality & expense charges			(851)
Net investment income (loss)			1,399

Gain (loss) on investments:
Net realized gain (loss)			(588)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,903
Net gain (loss)			3,315

Increase (decrease) in net assets from operations			$4,714

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,399	$976
Net realized gain (loss)		(588)	(182)
Realized gain distributions		-	17
Net change in unrealized appreciation (depreciation)		3,903	(2,817)

Increase (decrease) in net assets from operations		4,714	(2,006)

Contract owner transactions:
Proceeds from units sold		128,226	24,594
Cost of units redeemed		(7,701)	(1,125)
Account charges		(12)	(48)
Increase (decrease)		120,513	23,421
Net increase (decrease)		125,227	21,415
Net assets, beginning		37,822	16,407
Net assets, ending		$163,049	$37,822

Units sold		118,643	22,605
Units redeemed		(7,070)	(1,009)
Net increase (decrease)		111,573	21,596
Units outstanding, beginning		34,786	13,190
Units outstanding, ending		146,359	34,786

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$232,425
Cost of units redeemed/account charges			(72,087)
Net investment income (loss)			2,858
Net realized gain (loss)			(1,402)
Realized gain distributions			275
Net change in unrealized appreciation (depreciation)			980
Net assets			$163,049
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	146	$163	1.25%	2.5%	12/31/2023	$1.13	0	$0	1.00%	2.7%	12/31/2023	$1.14	0	$0	0.75%	3.0%
12/31/2022	1.09	35	38	1.25%	-12.6%	12/31/2022	1.10	0	0	1.00%	-12.4%	12/31/2022	1.11	0	0	0.75%	-12.2%
12/31/2021	1.24	13	16	1.25%	4.6%	12/31/2021	1.25	0	0	1.00%	4.8%	12/31/2021	1.26	0	0	0.75%	5.1%
12/31/2020	1.19	7	9	1.25%	10.5%	12/31/2020	1.20	0	0	1.00%	10.7%	12/31/2020	1.20	0	0	0.75%	11.0%
12/31/2019	1.08	0	0	1.25%	6.9%	12/31/2019	1.08	0	0	1.00%	7.2%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	0.50%	3.2%	12/31/2023	$1.17	0	$0	0.25%	3.5%	12/31/2023	$1.19	0	$0	0.00%	3.7%
12/31/2022	1.12	0	0	0.50%	-11.9%	12/31/2022	1.13	0	0	0.25%	-11.7%	12/31/2022	1.14	0	0	0.00%	-11.5%
12/31/2021	1.27	0	0	0.50%	5.3%	12/31/2021	1.28	0	0	0.25%	5.6%	12/31/2021	1.29	0	0	0.00%	5.9%
12/31/2020	1.21	0	0	0.50%	11.3%	12/31/2020	1.22	0	0	0.25%	11.6%	12/31/2020	1.22	0	0	0.00%	11.9%
12/31/2019	1.09	0	0	0.50%	7.8%	12/31/2019	1.09	0	0	0.25%	8.0%	12/31/2019	1.09	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	4.6%
2021	5.4%
2020	1.1%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares S&P 500 Index Fund K Class - 06-3G4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,876,046	$7,719,205	15,980
Receivables: investments sold	54,611
Payables: investments purchased	-
Net assets	$8,930,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,930,657	5,179,333	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.82
Band 0	-	-	1.85
Total	$8,930,657	5,179,333

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$124,008
Mortality & expense charges			(92,820)
Net investment income (loss)			31,188

Gain (loss) on investments:
Net realized gain (loss)			29,660
Realized gain distributions			5,680
Net change in unrealized appreciation (depreciation)			1,641,244
Net gain (loss)			1,676,584

Increase (decrease) in net assets from operations			$1,707,772

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,188	$25,301
Net realized gain (loss)		29,660	41,086
Realized gain distributions		5,680	21,082
Net change in unrealized appreciation (depreciation)		1,641,244	(1,545,567)

Increase (decrease) in net assets from operations		1,707,772	(1,458,098)

Contract owner transactions:
Proceeds from units sold		1,499,872	2,294,958
Cost of units redeemed		(833,101)	(1,843,857)
Account charges		(12,036)	(10,112)
Increase (decrease)		654,735	440,989
Net increase (decrease)		2,362,507	(1,017,109)
Net assets, beginning		6,568,150	7,585,259
Net assets, ending		$8,930,657	$6,568,150

Units sold		988,149	1,558,333
Units redeemed		(557,955)	(1,243,734)
Net increase (decrease)		430,194	314,599
Units outstanding, beginning		4,749,139	4,434,540
Units outstanding, ending		5,179,333	4,749,139

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,061,395
Cost of units redeemed/account charges			(11,885,429)
Net investment income (loss)			105,768
Net realized gain (loss)			1,416,291
Realized gain distributions			75,791
Net change in unrealized appreciation (depreciation)			1,156,841
Net assets			$8,930,657
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	5,179	$8,931	1.25%	24.7%	12/31/2023	$1.75	0	$0	1.00%	25.0%	12/31/2023	$1.77	0	$0	0.75%	25.3%
12/31/2022	1.38	4,749	6,568	1.25%	-19.1%	12/31/2022	1.40	0	0	1.00%	-18.9%	12/31/2022	1.41	0	0	0.75%	-18.7%
12/31/2021	1.71	4,435	7,585	1.25%	27.0%	12/31/2021	1.73	0	0	1.00%	27.4%	12/31/2021	1.74	0	0	0.75%	27.7%
12/31/2020	1.35	3,684	4,960	1.25%	17.0%	12/31/2020	1.35	0	0	1.00%	17.2%	12/31/2020	1.36	0	0	0.75%	17.5%
12/31/2019	1.15	2,002	2,305	1.25%	29.8%	12/31/2019	1.16	0	0	1.00%	30.1%	12/31/2019	1.16	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	0	$0	0.50%	25.6%	12/31/2023	$1.82	0	$0	0.25%	25.9%	12/31/2023	$1.85	0	$0	0.00%	26.2%
12/31/2022	1.43	0	0	0.50%	-18.5%	12/31/2022	1.45	0	0	0.25%	-18.3%	12/31/2022	1.46	0	0	0.00%	-18.1%
12/31/2021	1.76	0	0	0.50%	28.0%	12/31/2021	1.77	0	0	0.25%	28.3%	12/31/2021	1.79	0	0	0.00%	28.6%
12/31/2020	1.37	0	0	0.50%	17.8%	12/31/2020	1.38	0	0	0.25%	18.1%	12/31/2020	1.39	0	0	0.00%	18.4%
12/31/2019	1.16	0	0	0.50%	30.8%	12/31/2019	1.17	0	0	0.25%	31.1%	12/31/2019	1.17	0	0	0.00%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.5%
2021	1.3%
2020	1.9%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell Mid-Cap Index Fund K Class - 06-3GM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$519,017	$498,502	37,919
Receivables: investments sold	99
Payables: investments purchased	-
Net assets	$519,116

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$519,116	355,578	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$519,116	355,578

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,505
Mortality & expense charges			(4,574)
Net investment income (loss)			2,931

Gain (loss) on investments:
Net realized gain (loss)			(2,614)
Realized gain distributions			7,592
Net change in unrealized appreciation (depreciation)			63,853
Net gain (loss)			68,831

Increase (decrease) in net assets from operations			$71,762

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,931	$3,405
Net realized gain (loss)		(2,614)	644
Realized gain distributions		7,592	8,210
Net change in unrealized appreciation (depreciation)		63,853	(98,801)

Increase (decrease) in net assets from operations		71,762	(86,542)

Contract owner transactions:
Proceeds from units sold		99,347	97,862
Cost of units redeemed		(92,549)	(47,322)
Account charges		(293)	(312)
Increase (decrease)		6,505	50,228
Net increase (decrease)		78,267	(36,314)
Net assets, beginning		440,849	477,163
Net assets, ending		$519,116	$440,849

Units sold		74,122	75,916
Units redeemed		(68,282)	(35,566)
Net increase (decrease)		5,840	40,350
Units outstanding, beginning		349,738	309,388
Units outstanding, ending		355,578	349,738

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$825,583
Cost of units redeemed/account charges			(373,274)
Net investment income (loss)			9,554
Net realized gain (loss)			4,234
Realized gain distributions			32,504
Net change in unrealized appreciation (depreciation)			20,515
Net assets			$519,116
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	356	$519	1.25%	15.8%	12/31/2023	$1.48	0	$0	1.00%	16.1%	12/31/2023	$1.50	0	$0	0.75%	16.4%
12/31/2022	1.26	350	441	1.25%	-18.3%	12/31/2022	1.27	0	0	1.00%	-18.1%	12/31/2022	1.29	0	0	0.75%	-17.9%
12/31/2021	1.54	309	477	1.25%	21.1%	12/31/2021	1.56	0	0	1.00%	21.4%	12/31/2021	1.57	0	0	0.75%	21.7%
12/31/2020	1.27	159	202	1.25%	15.7%	12/31/2020	1.28	0	0	1.00%	16.0%	12/31/2020	1.29	0	0	0.75%	16.2%
12/31/2019	1.10	0	0	1.25%	28.8%	12/31/2019	1.11	0	0	1.00%	29.1%	12/31/2019	1.11	0	0	0.75%	29.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	0.50%	16.7%	12/31/2023	$1.54	0	$0	0.25%	17.0%	12/31/2023	$1.56	0	$0	0.00%	17.3%
12/31/2022	1.30	0	0	0.50%	-17.7%	12/31/2022	1.32	0	0	0.25%	-17.4%	12/31/2022	1.33	0	0	0.00%	-17.2%
12/31/2021	1.58	0	0	0.50%	22.0%	12/31/2021	1.60	0	0	0.25%	22.3%	12/31/2021	1.61	0	0	0.00%	22.6%
12/31/2020	1.30	0	0	0.50%	16.5%	12/31/2020	1.31	0	0	0.25%	16.8%	12/31/2020	1.31	0	0	0.00%	17.1%
12/31/2019	1.11	0	0	0.50%	29.8%	12/31/2019	1.12	0	0	0.25%	30.1%	12/31/2019	1.12	0	0	0.00%	30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.6%
2021	1.3%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,023,921	$978,482	44,933
Receivables: investments sold	8,651
Payables: investments purchased	-
Net assets	$1,032,572

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,032,572	855,846	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$1,032,572	855,846

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,696
Mortality & expense charges			(10,868)
Net investment income (loss)			4,828

Gain (loss) on investments:
Net realized gain (loss)			(3,885)
Realized gain distributions			13,614
Net change in unrealized appreciation (depreciation)			115,610
Net gain (loss)			125,339

Increase (decrease) in net assets from operations			$130,167

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,828	$1,220
Net realized gain (loss)		(3,885)	4,316
Realized gain distributions		13,614	2,172
Net change in unrealized appreciation (depreciation)		115,610	(209,082)

Increase (decrease) in net assets from operations		130,167	(201,374)

Contract owner transactions:
Proceeds from units sold		323,650	187,636
Cost of units redeemed		(189,050)	(179,611)
Account charges		(2,484)	(2,016)
Increase (decrease)		132,116	6,009
Net increase (decrease)		262,283	(195,365)
Net assets, beginning		770,289	965,654
Net assets, ending		$1,032,572	$770,289

Units sold		289,661	170,327
Units redeemed		(171,226)	(160,316)
Net increase (decrease)		118,435	10,011
Units outstanding, beginning		737,411	727,400
Units outstanding, ending		855,846	737,411

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,871,089
Cost of units redeemed/account charges			(1,008,157)
Net investment income (loss)			8,737
Net realized gain (loss)			37,590
Realized gain distributions			77,874
Net change in unrealized appreciation (depreciation)			45,439
Net assets			$1,032,572
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	856	$1,033	1.25%	15.5%	12/31/2023	$1.22	0	$0	1.00%	15.8%	12/31/2023	$1.24	0	$0	0.75%	16.1%
12/31/2022	1.04	737	770	1.25%	-21.3%	12/31/2022	1.06	0	0	1.00%	-21.1%	12/31/2022	1.07	0	0	0.75%	-20.9%
12/31/2021	1.33	727	966	1.25%	13.4%	12/31/2021	1.34	0	0	1.00%	13.6%	12/31/2021	1.35	0	0	0.75%	13.9%
12/31/2020	1.17	507	594	1.25%	18.5%	12/31/2020	1.18	0	0	1.00%	18.8%	12/31/2020	1.19	0	0	0.75%	19.1%
12/31/2019	0.99	163	161	1.25%	24.1%	12/31/2019	0.99	0	0	1.00%	24.4%	12/31/2019	1.00	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	16.4%	12/31/2023	$1.27	0	$0	0.25%	16.7%	12/31/2023	$1.29	0	$0	0.00%	16.9%
12/31/2022	1.08	0	0	0.50%	-20.7%	12/31/2022	1.09	0	0	0.25%	-20.5%	12/31/2022	1.10	0	0	0.00%	-20.3%
12/31/2021	1.36	0	0	0.50%	14.2%	12/31/2021	1.37	0	0	0.25%	14.5%	12/31/2021	1.39	0	0	0.00%	14.8%
12/31/2020	1.19	0	0	0.50%	19.4%	12/31/2020	1.20	0	0	0.25%	19.7%	12/31/2020	1.21	0	0	0.00%	20.0%
12/31/2019	1.00	0	0	0.50%	25.0%	12/31/2019	1.00	0	0	0.25%	25.3%	12/31/2019	1.01	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.3%
2021	1.3%
2020	1.5%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares MSCI EAFE International Index Fund K Class - 06-3VK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$593,396	$541,925	39,857
Receivables: investments sold	12,839
Payables: investments purchased	-
Net assets	$606,235

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$606,235	468,860	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$606,235	468,860

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$17,856
Mortality & expense charges			(4,689)
Net investment income (loss)			13,167

Gain (loss) on investments:
Net realized gain (loss)			5,066
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			46,332
Net gain (loss)			51,398

Increase (decrease) in net assets from operations			$64,565

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,167	$5,368
Net realized gain (loss)		5,066	(7,485)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		46,332	(8,873)

Increase (decrease) in net assets from operations		64,565	(10,990)

Contract owner transactions:
Proceeds from units sold		326,016	480,428
Cost of units redeemed		(83,523)	(363,516)
Account charges		(936)	(826)
Increase (decrease)		241,557	116,086
Net increase (decrease)		306,122	105,096
Net assets, beginning		300,113	195,017
Net assets, ending		$606,235	$300,113

Units sold		272,157	458,120
Units redeemed		(74,570)	(336,441)
Net increase (decrease)		197,587	121,679
Units outstanding, beginning		271,273	149,594
Units outstanding, ending		468,860	271,273

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,133,687
Cost of units redeemed/account charges			(600,247)
Net investment income (loss)			23,574
Net realized gain (loss)			(2,250)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			51,471
Net assets			$606,235
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	469	$606	1.25%	16.9%	12/31/2023	$1.31	0	$0	1.00%	17.2%	12/31/2023	$1.32	0	$0	0.75%	17.5%
12/31/2022	1.11	271	300	1.25%	-15.1%	12/31/2022	1.12	0	0	1.00%	-14.9%	12/31/2022	1.13	0	0	0.75%	-14.7%
12/31/2021	1.30	150	195	1.25%	9.9%	12/31/2021	1.31	0	0	1.00%	10.2%	12/31/2021	1.32	0	0	0.75%	10.5%
12/31/2020	1.19	73	86	1.25%	6.7%	12/31/2020	1.19	0	0	1.00%	7.0%	12/31/2020	1.20	0	0	0.75%	7.3%
12/31/2019	1.11	0	0	1.25%	11.1%	12/31/2019	1.11	0	0	1.00%	11.3%	12/31/2019	1.12	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	17.8%	12/31/2023	$1.36	0	$0	0.25%	18.0%	12/31/2023	$1.37	0	$0	0.00%	18.3%
12/31/2022	1.14	0	0	0.50%	-14.5%	12/31/2022	1.15	0	0	0.25%	-14.3%	12/31/2022	1.16	0	0	0.00%	-14.1%
12/31/2021	1.33	0	0	0.50%	10.8%	12/31/2021	1.34	0	0	0.25%	11.1%	12/31/2021	1.35	0	0	0.00%	11.3%
12/31/2020	1.20	0	0	0.50%	7.5%	12/31/2020	1.21	0	0	0.25%	7.8%	12/31/2020	1.21	0	0	0.00%	8.1%
12/31/2019	1.12	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	12.1%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	3.3%
2021	4.0%
2020	3.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Total U.S. Stock Market Index Fund K Class - 06-3XR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	0	$0	1.25%	24.5%	12/31/2023	$1.72	0	$0	1.00%	24.8%	12/31/2023	$1.74	0	$0	0.75%	25.1%
12/31/2022	1.37	0	0	1.25%	-20.1%	12/31/2022	1.38	0	0	1.00%	-19.9%	12/31/2022	1.39	0	0	0.75%	-19.7%
12/31/2021	1.71	0	0	1.25%	24.0%	12/31/2021	1.72	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%
12/31/2020	1.38	0	0	1.25%	19.3%	12/31/2020	1.39	0	0	1.00%	19.6%	12/31/2020	1.39	0	0	0.75%	19.9%
12/31/2019	1.16	0	0	1.25%	15.7%	12/31/2019	1.16	0	0	1.00%	15.9%	12/31/2019	1.16	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	0.50%	25.4%	12/31/2023	$1.78	0	$0	0.25%	25.7%	12/31/2023	$1.80	0	$0	0.00%	26.0%
12/31/2022	1.41	0	0	0.50%	-19.5%	12/31/2022	1.42	0	0	0.25%	-19.3%	12/31/2022	1.43	0	0	0.00%	-19.1%
12/31/2021	1.75	0	0	0.50%	24.9%	12/31/2021	1.76	0	0	0.25%	25.3%	12/31/2021	1.77	0	0	0.00%	25.6%
12/31/2020	1.40	0	0	0.50%	20.2%	12/31/2020	1.40	0	0	0.25%	20.5%	12/31/2020	1.41	0	0	0.00%	20.8%
12/31/2019	1.16	0	0	0.50%	16.2%	12/31/2019	1.16	0	0	0.25%	16.4%	12/31/2019	1.17	0	0	0.00%	16.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$180,021	$179,307	23,058
Receivables: investments sold	29,813
Payables: investments purchased	-
Net assets	$209,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$209,834	213,494	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$209,834	213,494

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,558
Mortality & expense charges			(1,742)
Net investment income (loss)			2,816

Gain (loss) on investments:
Net realized gain (loss)			(93)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,300
Net gain (loss)			3,207

Increase (decrease) in net assets from operations			$6,023

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,816	$555
Net realized gain (loss)		(93)	(693)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,300	(2,312)

Increase (decrease) in net assets from operations		6,023	(2,450)

Contract owner transactions:
Proceeds from units sold		111,223	89,489
Cost of units redeemed		(5,286)	(5,104)
Account charges		(60)	(19)
Increase (decrease)		105,877	84,366
Net increase (decrease)		111,900	81,916
Net assets, beginning		97,934	16,018
Net assets, ending		$209,834	$97,934

Units sold		115,124	94,521
Units redeemed		(5,556)	(5,195)
Net increase (decrease)		109,568	89,326
Units outstanding, beginning		103,926	14,600
Units outstanding, ending		213,494	103,926

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$263,425
Cost of units redeemed/account charges			(56,412)
Net investment income (loss)			3,560
Net realized gain (loss)			(1,517)
Realized gain distributions			64
Net change in unrealized appreciation (depreciation)			714
Net assets			$209,834
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	213	$210	1.25%	4.3%	12/31/2023	$0.99	0	$0	1.00%	4.6%	12/31/2023	$1.01	0	$0	0.75%	4.8%
12/31/2022	0.94	104	98	1.25%	-14.1%	12/31/2022	0.95	0	0	1.00%	-13.9%	12/31/2022	0.96	0	0	0.75%	-13.7%
12/31/2021	1.10	15	16	1.25%	-3.0%	12/31/2021	1.11	0	0	1.00%	-2.8%	12/31/2021	1.11	0	0	0.75%	-2.5%
12/31/2020	1.13	28	31	1.25%	6.3%	12/31/2020	1.14	0	0	1.00%	6.6%	12/31/2020	1.14	0	0	0.75%	6.8%
12/31/2019	1.06	0	0	1.25%	6.4%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	5.1%	12/31/2023	$1.03	0	$0	0.25%	5.3%	12/31/2023	$1.04	0	$0	0.00%	5.6%
12/31/2022	0.97	0	0	0.50%	-13.5%	12/31/2022	0.98	0	0	0.25%	-13.2%	12/31/2022	0.99	0	0	0.00%	-13.0%
12/31/2021	1.12	0	0	0.50%	-2.3%	12/31/2021	1.13	0	0	0.25%	-2.0%	12/31/2021	1.14	0	0	0.00%	-1.8%
12/31/2020	1.15	0	0	0.50%	7.1%	12/31/2020	1.15	0	0	0.25%	7.4%	12/31/2020	1.16	0	0	0.00%	7.6%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.08	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	1.8%
2021	0.7%
2020	1.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares Russell 1000LgCp Idx K Class - 06-46P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$486,740	$452,400	15,797
Receivables: investments sold	-
Payables: investments purchased	(4,120)
Net assets	$482,620

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$482,620	293,921	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$482,620	293,921

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,095
Mortality & expense charges			(2,751)
Net investment income (loss)			1,344

Gain (loss) on investments:
Net realized gain (loss)			9,815
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			32,198
Net gain (loss)			42,013

Increase (decrease) in net assets from operations			$43,357

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,344	$16
Net realized gain (loss)		9,815	23,527
Realized gain distributions		-	54
Net change in unrealized appreciation (depreciation)		32,198	(31,104)

Increase (decrease) in net assets from operations		43,357	(7,507)

Contract owner transactions:
Proceeds from units sold		437,865	46,652
Cost of units redeemed		(60,042)	(86,612)
Account charges		(149)	(19)
Increase (decrease)		377,674	(39,979)
Net increase (decrease)		421,031	(47,486)
Net assets, beginning		61,589	109,075
Net assets, ending		$482,620	$61,589

Units sold		286,489	36,054
Units redeemed		(39,421)	(55,480)
Net increase (decrease)		247,068	(19,426)
Units outstanding, beginning		46,853	66,279
Units outstanding, ending		293,921	46,853

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$617,117
Cost of units redeemed/account charges			(205,506)
Net investment income (loss)			1,901
Net realized gain (loss)			33,854
Realized gain distributions			914
Net change in unrealized appreciation (depreciation)			34,340
Net assets			$482,620
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	294	$483	1.25%	24.9%	12/31/2023	$1.66	0	$0	1.00%	25.2%	12/31/2023	$1.68	0	$0	0.75%	25.5%
12/31/2022	1.31	47	62	1.25%	-20.1%	12/31/2022	1.33	0	0	1.00%	-19.9%	12/31/2022	1.34	0	0	0.75%	-19.7%
12/31/2021	1.65	66	109	1.25%	24.8%	12/31/2021	1.66	0	0	1.00%	25.1%	12/31/2021	1.67	0	0	0.75%	25.4%
12/31/2020	1.32	61	80	1.25%	19.3%	12/31/2020	1.32	0	0	1.00%	19.6%	12/31/2020	1.33	0	0	0.75%	19.9%
12/31/2019	1.10	0	0	1.25%	10.5%	12/31/2019	1.11	0	0	1.00%	10.6%	12/31/2019	1.11	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	0	$0	0.50%	25.8%	12/31/2023	$1.71	0	$0	0.25%	26.2%	12/31/2023	$1.73	0	$0	0.00%	26.5%
12/31/2022	1.35	0	0	0.50%	-19.5%	12/31/2022	1.36	0	0	0.25%	-19.3%	12/31/2022	1.37	0	0	0.00%	-19.1%
12/31/2021	1.67	0	0	0.50%	25.7%	12/31/2021	1.68	0	0	0.25%	26.1%	12/31/2021	1.69	0	0	0.00%	26.4%
12/31/2020	1.33	0	0	0.50%	20.2%	12/31/2020	1.34	0	0	0.25%	20.5%	12/31/2020	1.34	0	0	0.00%	20.8%
12/31/2019	1.11	0	0	0.50%	10.8%	12/31/2019	1.11	0	0	0.25%	10.9%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	0.5%
2021	1.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advg Small Cap Gr K Class - 06-46J

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58	$49	2
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$53

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53	40	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$53	40

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9
Net gain (loss)			9

Increase (decrease) in net assets from operations			$9

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9	-

Increase (decrease) in net assets from operations		9	-

Contract owner transactions:
Proceeds from units sold		52	-
Cost of units redeemed		(8)	-
Account charges		-	-
Increase (decrease)		44	-
Net increase (decrease)		53	-
Net assets, beginning		-	-
Net assets, ending		$53	$-

Units sold		46	-
Units redeemed		(6)	-
Net increase (decrease)		40	-
Units outstanding, beginning		-	-
Units outstanding, ending		40	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$52
Cost of units redeemed/account charges			(8)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9
Net assets			$53
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	1.25%	17.3%	12/31/2023	$1.33	0	$0	1.00%	17.6%	12/31/2023	$1.34	0	$0	0.75%	17.9%
12/31/2022	1.12	0	0	1.25%	-25.9%	12/31/2022	1.13	0	0	1.00%	-25.7%	12/31/2022	1.14	0	0	0.75%	-25.5%
12/31/2021	1.51	0	0	1.25%	2.3%	12/31/2021	1.52	0	0	1.00%	2.6%	12/31/2021	1.53	0	0	0.75%	2.8%
12/31/2020	1.47	0	0	1.25%	31.9%	12/31/2020	1.48	0	0	1.00%	32.2%	12/31/2020	1.48	0	0	0.75%	32.5%
12/31/2019	1.12	0	0	1.25%	11.8%	12/31/2019	1.12	0	0	1.00%	11.9%	12/31/2019	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	18.2%	12/31/2023	$1.37	0	$0	0.25%	18.5%	12/31/2023	$1.39	0	$0	0.00%	18.8%
12/31/2022	1.15	0	0	0.50%	-25.3%	12/31/2022	1.16	0	0	0.25%	-25.1%	12/31/2022	1.17	0	0	0.00%	-24.9%
12/31/2021	1.54	0	0	0.50%	3.1%	12/31/2021	1.54	0	0	0.25%	3.4%	12/31/2021	1.55	0	0	0.00%	3.6%
12/31/2020	1.49	0	0	0.50%	32.9%	12/31/2020	1.49	0	0	0.25%	33.2%	12/31/2020	1.50	0	0	0.00%	33.5%
12/31/2019	1.12	0	0	0.50%	12.1%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust iShares MSCI Total Intl Idx K Class - 06-46N

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$524
Mortality & expense charges			(267)
Net investment income (loss)			257

Gain (loss) on investments:
Net realized gain (loss)			2,853
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			970
Net gain (loss)			3,823

Increase (decrease) in net assets from operations			$4,080

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$257	$277
Net realized gain (loss)		2,853	(89)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		970	(953)

Increase (decrease) in net assets from operations		4,080	(765)

Contract owner transactions:
Proceeds from units sold		3,831	53,468
Cost of units redeemed		(61,777)	(67)
Account charges		-	(3)
Increase (decrease)		(57,946)	53,398
Net increase (decrease)		(53,866)	52,633
Net assets, beginning		53,866	1,233
Net assets, ending		$-	$53,866

Units sold		3,318	49,264
Units redeemed		(53,465)	(65)
Net increase (decrease)		(50,147)	49,199
Units outstanding, beginning		50,147	948
Units outstanding, ending		-	50,147

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,298,384
Cost of units redeemed/account charges			(2,664,453)
Net investment income (loss)			43,090
Net realized gain (loss)			322,979
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	1.25%	13.8%	12/31/2023	$1.24	0	$0	1.00%	14.1%	12/31/2023	$1.25	0	$0	0.75%	14.4%
12/31/2022	1.07	50	54	1.25%	-17.4%	12/31/2022	1.08	0	0	1.00%	-17.2%	12/31/2022	1.09	0	0	0.75%	-17.0%
12/31/2021	1.30	1	1	1.25%	6.4%	12/31/2021	1.31	0	0	1.00%	6.6%	12/31/2021	1.32	0	0	0.75%	6.9%
12/31/2020	1.22	1,377	1,684	1.25%	9.4%	12/31/2020	1.23	0	0	1.00%	9.7%	12/31/2020	1.23	0	0	0.75%	9.9%
12/31/2019	1.12	1,133	1,266	1.25%	11.8%	12/31/2019	1.12	0	0	1.00%	11.9%	12/31/2019	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	14.7%	12/31/2023	$1.28	0	$0	0.25%	15.0%	12/31/2023	$1.29	0	$0	0.00%	15.2%
12/31/2022	1.10	0	0	0.50%	-16.8%	12/31/2022	1.11	0	0	0.25%	-16.6%	12/31/2022	1.12	0	0	0.00%	-16.4%
12/31/2021	1.32	0	0	0.50%	7.2%	12/31/2021	1.33	0	0	0.25%	7.4%	12/31/2021	1.34	0	0	0.00%	7.7%
12/31/2020	1.24	0	0	0.50%	10.2%	12/31/2020	1.24	0	0	0.25%	10.5%	12/31/2020	1.24	0	0	0.00%	10.8%
12/31/2019	1.12	0	0	0.50%	12.1%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	2.0%
2021	4.8%
2020	2.1%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$358,102	$326,477	26,787
Receivables: investments sold	-
Payables: investments purchased	(2,096)
Net assets	$356,006

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$356,006	280,240	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$356,006	280,240

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,237
Mortality & expense charges			(2,327)
Net investment income (loss)			2,910

Gain (loss) on investments:
Net realized gain (loss)			1,660
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			35,572
Net gain (loss)			37,232

Increase (decrease) in net assets from operations			$40,142

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,910	$418
Net realized gain (loss)		1,660	(1,149)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		35,572	(4,296)

Increase (decrease) in net assets from operations		40,142	(5,027)

Contract owner transactions:
Proceeds from units sold		271,831	87,751
Cost of units redeemed		(44,751)	(6,965)
Account charges		(1,027)	(469)
Increase (decrease)		226,053	80,317
Net increase (decrease)		266,195	75,290
Net assets, beginning		89,811	14,521
Net assets, ending		$356,006	$89,811

Units sold		234,380	81,018
Units redeemed		(39,060)	(7,174)
Net increase (decrease)		195,320	73,844
Units outstanding, beginning		84,920	11,076
Units outstanding, ending		280,240	84,920

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$374,684
Cost of units redeemed/account charges			(54,350)
Net investment income (loss)			3,438
Net realized gain (loss)			609
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,625
Net assets			$356,006
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	280	$356	1.25%	20.1%	12/31/2023	$1.28	0	$0	1.00%	20.4%	12/31/2023	$1.30	0	$0	0.75%	20.7%
12/31/2022	1.06	85	90	1.25%	-19.3%	12/31/2022	1.07	0	0	1.00%	-19.1%	12/31/2022	1.07	0	0	0.75%	-18.9%
12/31/2021	1.31	11	15	1.25%	17.4%	12/31/2021	1.32	0	0	1.00%	17.7%	12/31/2021	1.32	0	0	0.75%	18.0%
12/31/2020	1.12	0	0	1.25%	11.7%	12/31/2020	1.12	0	0	1.00%	11.9%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	21.0%	12/31/2023	$1.32	0	$0	0.25%	21.3%	12/31/2023	$1.33	0	$0	0.00%	21.6%
12/31/2022	1.08	0	0	0.50%	-18.7%	12/31/2022	1.09	0	0	0.25%	-18.5%	12/31/2022	1.10	0	0	0.00%	-18.3%
12/31/2021	1.33	0	0	0.50%	18.3%	12/31/2021	1.34	0	0	0.25%	18.6%	12/31/2021	1.34	0	0	0.00%	18.9%
12/31/2020	1.12	0	0	0.50%	12.4%	12/31/2020	1.13	0	0	0.25%	12.6%	12/31/2020	1.13	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.8%
2021	2.2%
2020	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Strategic Global Bond Fund R Class - 06-4PX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$362,382	$355,989	68,755
Receivables: investments sold	3,397
Payables: investments purchased	-
Net assets	$365,779

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$365,779	410,513	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.91
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$365,779	410,513

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,684
Mortality & expense charges			(3,558)
Net investment income (loss)			4,126

Gain (loss) on investments:
Net realized gain (loss)			(2,108)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,398
Net gain (loss)			6,290

Increase (decrease) in net assets from operations			$10,416

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,126	$382
Net realized gain (loss)		(2,108)	(9)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,398	(2,005)

Increase (decrease) in net assets from operations		10,416	(1,632)

Contract owner transactions:
Proceeds from units sold		394,024	55,073
Cost of units redeemed		(66,411)	(25,442)
Account charges		(249)	-
Increase (decrease)		327,364	29,631
Net increase (decrease)		337,780	27,999
Net assets, beginning		27,999	-
Net assets, ending		$365,779	$27,999

Units sold		453,657	61,452
Units redeemed		(76,347)	(28,249)
Net increase (decrease)		377,310	33,203
Units outstanding, beginning		33,203	-
Units outstanding, ending		410,513	33,203

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$449,097
Cost of units redeemed/account charges			(92,102)
Net investment income (loss)			4,508
Net realized gain (loss)			(2,117)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,393
Net assets			$365,779
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.89	411	$366	1.25%	5.7%	12/31/2023	$0.90	0	$0	1.00%	5.9%	12/31/2023	$0.91	0	$0	0.75%	6.2%
12/31/2022	0.84	33	28	1.25%	-15.7%	12/31/2022	0.85	0	0	1.00%	-15.5%	12/31/2022	0.85	0	0	0.75%	-15.3%
12/31/2021	1.00	0	0	1.25%	-2.4%	12/31/2021	1.00	0	0	1.00%	-2.2%	12/31/2021	1.01	0	0	0.75%	-1.9%
12/31/2020	1.03	0	0	1.25%	2.6%	12/31/2020	1.03	0	0	1.00%	2.6%	12/31/2020	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	0	$0	0.50%	6.5%	12/31/2023	$0.92	0	$0	0.25%	6.7%	12/31/2023	$0.93	0	$0	0.00%	7.0%
12/31/2022	0.86	0	0	0.50%	-15.1%	12/31/2022	0.86	0	0	0.25%	-14.9%	12/31/2022	0.87	0	0	0.00%	-14.7%
12/31/2021	1.01	0	0	0.50%	-1.7%	12/31/2021	1.01	0	0	0.25%	-1.4%	12/31/2021	1.02	0	0	0.00%	-1.2%
12/31/2020	1.03	0	0	0.50%	2.7%	12/31/2020	1.03	0	0	0.25%	2.7%	12/31/2020	1.03	0	0	0.00%	2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	4.3%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$435,257	$392,466	26,111
Receivables: investments sold	-
Payables: investments purchased	(2,587)
Net assets	$432,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$432,670	467,583	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$432,670	467,583

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,397
Mortality & expense charges			(4,753)
Net investment income (loss)			(356)

Gain (loss) on investments:
Net realized gain (loss)			(3,450)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			60,299
Net gain (loss)			56,849

Increase (decrease) in net assets from operations			$56,493

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(356)	$850
Net realized gain (loss)		(3,450)	(67)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		60,299	(17,508)

Increase (decrease) in net assets from operations		56,493	(16,725)

Contract owner transactions:
Proceeds from units sold		102,077	687,630
Cost of units redeemed		(83,137)	(313,524)
Account charges		(104)	(40)
Increase (decrease)		18,836	374,066
Net increase (decrease)		75,329	357,341
Net assets, beginning		357,341	-
Net assets, ending		$432,670	$357,341

Units sold		126,085	807,871
Units redeemed		(102,766)	(363,607)
Net increase (decrease)		23,319	444,264
Units outstanding, beginning		444,264	-
Units outstanding, ending		467,583	444,264

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$789,707
Cost of units redeemed/account charges			(396,805)
Net investment income (loss)			494
Net realized gain (loss)			(3,517)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,791
Net assets			$432,670
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	468	$433	1.25%	15.0%	12/31/2023	$0.93	0	$0	1.00%	15.3%	12/31/2023	$0.94	0	$0	0.75%	15.6%
12/31/2022	0.80	444	357	1.25%	-20.8%	12/31/2022	0.81	0	0	1.00%	-20.6%	12/31/2022	0.81	0	0	0.75%	-20.4%
12/31/2021	1.02	0	0	1.25%	1.5%	12/31/2021	1.02	0	0	1.00%	1.6%	12/31/2021	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	0.50%	15.9%	12/31/2023	$0.95	0	$0	0.25%	16.2%	12/31/2023	$0.95	0	$0	0.00%	16.5%
12/31/2022	0.81	0	0	0.50%	-20.2%	12/31/2022	0.82	0	0	0.25%	-20.0%	12/31/2022	0.82	0	0	0.00%	-19.8%
12/31/2021	1.02	0	0	0.50%	1.8%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock GNMA Inv A Class - 06-4WH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$142,803	$155,874	17,769
Receivables: investments sold	62
Payables: investments purchased	-
Net assets	$142,865

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$142,865	163,409	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.90
Total	$142,865	163,409

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,860
Mortality & expense charges			(2,770)
Net investment income (loss)			4,090

Gain (loss) on investments:
Net realized gain (loss)			(24,333)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,573
Net gain (loss)			(760)

Increase (decrease) in net assets from operations			$3,330

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,090	$4,080
Net realized gain (loss)		(24,333)	(59,926)
Realized gain distributions		-	69
Net change in unrealized appreciation (depreciation)		23,573	(27,663)

Increase (decrease) in net assets from operations		3,330	(83,440)

Contract owner transactions:
Proceeds from units sold		35,794	64,460
Cost of units redeemed		(132,025)	(441,259)
Account charges		(266)	(1,014)
Increase (decrease)		(96,497)	(377,813)
Net increase (decrease)		(93,167)	(461,253)
Net assets, beginning		236,032	697,285
Net assets, ending		$142,865	$236,032

Units sold		43,561	71,813
Units redeemed		(159,804)	(504,456)
Net increase (decrease)		(116,243)	(432,643)
Units outstanding, beginning		279,652	712,295
Units outstanding, ending		163,409	279,652

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$891,597
Cost of units redeemed/account charges			(659,369)
Net investment income (loss)			8,531
Net realized gain (loss)			(84,892)
Realized gain distributions			69
Net change in unrealized appreciation (depreciation)			(13,071)
Net assets			$142,865
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.87	163	$143	1.25%	3.6%	12/31/2023	$0.88	0	$0	1.00%	3.8%	12/31/2023	$0.89	0	$0	0.75%	4.1%
12/31/2022	0.84	280	236	1.25%	-13.8%	12/31/2022	0.85	0	0	1.00%	-13.6%	12/31/2022	0.85	0	0	0.75%	-13.4%
12/31/2021	0.98	712	697	1.25%	-2.1%	12/31/2021	0.98	0	0	1.00%	-1.9%	12/31/2021	0.98	0	0	0.75%	-1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.89	0	$0	0.50%	4.4%	12/31/2023	$0.90	0	$0	0.25%	4.6%	12/31/2023	$0.90	0	$0	0.00%	4.9%
12/31/2022	0.85	0	0	0.50%	-13.1%	12/31/2022	0.86	0	0	0.25%	-12.9%	12/31/2022	0.86	0	0	0.00%	-12.7%
12/31/2021	0.98	0	0	0.50%	-1.6%	12/31/2021	0.99	0	0	0.25%	-1.5%	12/31/2021	0.99	0	0	0.00%	-1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.2%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund Institutional Class - 06-528

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$961,370	$1,008,375	52,310
Receivables: investments sold	3,229
Payables: investments purchased	-
Net assets	$964,599

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$964,599	439,001	$2.20
Band 100	-	-	2.28
Band 75	-	-	2.36
Band 50	-	-	2.45
Band 25	-	-	2.54
Band 0	-	-	2.64
Total	$964,599	439,001

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,841
Mortality & expense charges			(11,903)
Net investment income (loss)			2,938

Gain (loss) on investments:
Net realized gain (loss)			(38,779)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			142,471
Net gain (loss)			103,692

Increase (decrease) in net assets from operations			$106,630

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,938	$(18,409)
Net realized gain (loss)		(38,779)	(129,994)
Realized gain distributions		-	89,212
Net change in unrealized appreciation (depreciation)		142,471	(262,203)

Increase (decrease) in net assets from operations		106,630	(321,394)

Contract owner transactions:
Proceeds from units sold		68,389	312,889
Cost of units redeemed		(287,441)	(592,504)
Account charges		(70)	(326)
Increase (decrease)		(219,122)	(279,941)
Net increase (decrease)		(112,492)	(601,335)
Net assets, beginning		1,077,091	1,678,426
Net assets, ending		$964,599	$1,077,091

Units sold		33,250	147,254
Units redeemed		(139,486)	(308,264)
Net increase (decrease)		(106,236)	(161,010)
Units outstanding, beginning		545,237	706,247
Units outstanding, ending		439,001	545,237

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,358,908
Cost of units redeemed/account charges			(6,214,568)
Net investment income (loss)			6,968
Net realized gain (loss)			(139,843)
Realized gain distributions			1,000,139
Net change in unrealized appreciation (depreciation)			(47,005)
Net assets			$964,599
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.20	439	$965	1.25%	11.2%	12/31/2023	$2.28	0	$0	1.00%	11.5%	12/31/2023	$2.36	0	$0	0.75%	11.8%
12/31/2022	1.98	545	1,077	1.25%	-16.9%	12/31/2022	2.04	0	0	1.00%	-16.7%	12/31/2022	2.12	0	0	0.75%	-16.5%
12/31/2021	2.38	706	1,678	1.25%	5.4%	12/31/2021	2.45	0	0	1.00%	5.7%	12/31/2021	2.53	0	0	0.75%	5.9%
12/31/2020	2.25	722	1,628	1.25%	19.6%	12/31/2020	2.32	0	0	1.00%	19.9%	12/31/2020	2.39	0	0	0.75%	20.2%
12/31/2019	1.88	795	1,498	1.25%	16.1%	12/31/2019	1.94	0	0	1.00%	16.4%	12/31/2019	1.99	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.45	0	$0	0.50%	12.1%	12/31/2023	$2.54	0	$0	0.25%	12.3%	12/31/2023	$2.64	0	$0	0.00%	12.6%
12/31/2022	2.19	0	0	0.50%	-16.3%	12/31/2022	2.26	0	0	0.25%	-16.0%	12/31/2022	2.34	0	0	0.00%	-15.8%
12/31/2021	2.61	0	0	0.50%	6.2%	12/31/2021	2.70	0	0	0.25%	6.5%	12/31/2021	2.78	0	0	0.00%	6.7%
12/31/2020	2.46	0	0	0.50%	20.5%	12/31/2020	2.53	0	0	0.25%	20.8%	12/31/2020	2.61	0	0	0.00%	21.1%
12/31/2019	2.04	0	0	0.50%	17.0%	12/31/2019	2.10	0	0	0.25%	17.3%	12/31/2019	2.15	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	0.0%
2021	1.2%
2020	0.7%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Global Allocation Fund R Class - 06-527

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,162,987	$2,277,198	126,883
Receivables: investments sold	373
Payables: investments purchased	-
Net assets	$2,163,360

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,074,094	1,032,392	$2.01
Band 100	89,266	42,833	2.08
Band 75	-	-	2.16
Band 50	-	-	2.24
Band 25	-	-	2.33
Band 0	-	-	2.41
Total	$2,163,360	1,075,225

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,975
Mortality & expense charges			(22,547)
Net investment income (loss)			(7,572)

Gain (loss) on investments:
Net realized gain (loss)			(74,520)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			261,764
Net gain (loss)			187,244

Increase (decrease) in net assets from operations			$179,672

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,572)	$(25,420)
Net realized gain (loss)		(74,520)	(49,110)
Realized gain distributions		-	113,985
Net change in unrealized appreciation (depreciation)		261,764	(461,786)

Increase (decrease) in net assets from operations		179,672	(422,331)

Contract owner transactions:
Proceeds from units sold		480,966	239,709
Cost of units redeemed		(421,973)	(330,902)
Account charges		(2,420)	(2,445)
Increase (decrease)		56,573	(93,638)
Net increase (decrease)		236,245	(515,969)
Net assets, beginning		1,927,115	2,443,084
Net assets, ending		$2,163,360	$1,927,115

Units sold		246,399	128,771
Units redeemed		(230,059)	(177,663)
Net increase (decrease)		16,340	(48,892)
Units outstanding, beginning		1,058,885	1,107,777
Units outstanding, ending		1,075,225	1,058,885

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,784,681
Cost of units redeemed/account charges			(10,926,091)
Net investment income (loss)			(109,058)
Net realized gain (loss)			(206,966)
Realized gain distributions			1,735,005
Net change in unrealized appreciation (depreciation)			(114,211)
Net assets			$2,163,360
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	1,032	$2,074	1.25%	10.6%	12/31/2023	$2.08	43	$89	1.00%	10.8%	12/31/2023	$2.16	0	$0	0.75%	11.1%
12/31/2022	1.82	1,008	1,832	1.25%	-17.4%	12/31/2022	1.88	51	95	1.00%	-17.2%	12/31/2022	1.95	0	0	0.75%	-17.0%
12/31/2021	2.20	1,017	2,237	1.25%	4.7%	12/31/2021	2.27	91	207	1.00%	5.0%	12/31/2021	2.34	0	0	0.75%	5.3%
12/31/2020	2.10	1,201	2,523	1.25%	18.9%	12/31/2020	2.16	84	182	1.00%	19.2%	12/31/2020	2.23	0	0	0.75%	19.5%
12/31/2019	1.77	1,161	2,050	1.25%	15.3%	12/31/2019	1.81	84	152	1.00%	15.6%	12/31/2019	1.86	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.24	0	$0	0.50%	11.4%	12/31/2023	$2.33	0	$0	0.25%	11.7%	12/31/2023	$2.41	0	$0	0.00%	12.0%
12/31/2022	2.01	0	0	0.50%	-16.8%	12/31/2022	2.08	0	0	0.25%	-16.6%	12/31/2022	2.16	0	0	0.00%	-16.4%
12/31/2021	2.42	0	0	0.50%	5.5%	12/31/2021	2.50	0	0	0.25%	5.8%	12/31/2021	2.58	0	0	0.00%	6.1%
12/31/2020	2.29	0	0	0.50%	19.8%	12/31/2020	2.36	0	0	0.25%	20.1%	12/31/2020	2.43	0	0	0.00%	20.4%
12/31/2019	1.91	0	0	0.50%	16.2%	12/31/2019	1.96	0	0	0.25%	16.5%	12/31/2019	2.02	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.0%
2021	0.7%
2020	0.1%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Syst Multi-Strat K Retirement Class - 06-6CG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	1.25%	5.4%	12/31/2023	$1.05	0	$0	1.00%	5.6%	12/31/2023	$1.05	0	$0	0.75%	5.9%
12/31/2022	0.99	0	0	1.25%	-1.1%	12/31/2022	0.99	0	0	1.00%	-0.9%	12/31/2022	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	6.2%	12/31/2023	$1.06	0	$0	0.25%	6.4%	12/31/2023	$1.07	0	$0	0.00%	6.7%
12/31/2022	1.00	0	0	0.50%	-0.5%	12/31/2022	1.00	0	0	0.25%	-0.3%	12/31/2022	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BlackRock Mid-Cap Value K Retirement Class - 06-6NR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	1.25%	2.1%	12/31/2023	$1.02	0	$0	1.00%	2.2%	12/31/2023	$1.02	0	$0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	2.4%	12/31/2023	$1.02	0	$0	0.25%	2.5%	12/31/2023	$1.03	0	$0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Blackstone Alt Multi Strat Y Inst Class - 06-6KH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	1.25%	6.7%	12/31/2023	$1.08	0	$0	1.00%	6.9%	12/31/2023	$1.08	0	$0	0.75%	7.2%
12/31/2022	1.01	0	0	1.25%	0.8%	12/31/2022	1.01	0	0	1.00%	0.8%	12/31/2022	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	7.5%	12/31/2023	$1.09	0	$0	0.25%	7.8%	12/31/2023	$1.09	0	$0	0.00%	8.0%
12/31/2022	1.01	0	0	0.50%	0.8%	12/31/2022	1.01	0	0	0.25%	0.8%	12/31/2022	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Boston Trust SMID Cap Other Class - 06-6KT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,920	$10,185	480
Receivables: investments sold	176
Payables: investments purchased	-
Net assets	$11,096

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,096	10,428	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$11,096	10,428

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$68
Mortality & expense charges			(19)
Net investment income (loss)			49

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			735
Net gain (loss)			743

Increase (decrease) in net assets from operations			$792

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49	$-
Net realized gain (loss)		-	-
Realized gain distributions		8	-
Net change in unrealized appreciation (depreciation)		735	-

Increase (decrease) in net assets from operations		792	-

Contract owner transactions:
Proceeds from units sold		10,304	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		10,304	-
Net increase (decrease)		11,096	-
Net assets, beginning		-	-
Net assets, ending		$11,096	$-

Units sold		10,428	-
Units redeemed		-	-
Net increase (decrease)		10,428	-
Units outstanding, beginning		-	-
Units outstanding, ending		10,428	-

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,304
Cost of units redeemed/account charges			-
Net investment income (loss)			49
Net realized gain (loss)			-
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			735
Net assets			$11,096
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	10	$11	1.25%	6.4%	12/31/2023	$1.07	0	$0	1.00%	6.7%	12/31/2023	$1.07	0	$0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	7.1%	12/31/2023	$1.07	0	$0	0.25%	7.4%	12/31/2023	$1.08	0	$0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Carillon Eagle MidCap Gr R6 R Class - 06-6NJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$130,599	$135,223	1,680
Receivables: investments sold	52
Payables: investments purchased	-
Net assets	$130,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$130,651	115,951	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$130,651	115,951

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(489)
Net investment income (loss)			(489)

Gain (loss) on investments:
Net realized gain (loss)			(18)
Realized gain distributions			13,674
Net change in unrealized appreciation (depreciation)			(4,624)
Net gain (loss)			9,032

Increase (decrease) in net assets from operations			$8,543

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(489)	$-
Net realized gain (loss)		(18)	-
Realized gain distributions		13,674	-
Net change in unrealized appreciation (depreciation)		(4,624)	-

Increase (decrease) in net assets from operations		8,543	-

Contract owner transactions:
Proceeds from units sold		122,206	-
Cost of units redeemed		(96)	-
Account charges		(2)	-
Increase (decrease)		122,108	-
Net increase (decrease)		130,651	-
Net assets, beginning		-	-
Net assets, ending		$130,651	$-

Units sold		116,048	-
Units redeemed		(97)	-
Net increase (decrease)		115,951	-
Units outstanding, beginning		-	-
Units outstanding, ending		115,951	-

* Date of Fund Inception into Variable Account: 5 /18 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$122,206
Cost of units redeemed/account charges			(98)
Net investment income (loss)			(489)
Net realized gain (loss)			(18)
Realized gain distributions			13,674
Net change in unrealized appreciation (depreciation)			(4,624)
Net assets			$130,651
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	116	$131	1.25%	12.7%	12/31/2023	$1.13	0	$0	1.00%	12.9%	12/31/2023	$1.13	0	$0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	0.50%	13.2%	12/31/2023	$1.13	0	$0	0.25%	13.4%	12/31/2023	$1.14	0	$0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv SmCp Inst Class - 06-6R4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	1.25%	10.9%	12/31/2023	$1.11	0	$0	1.00%	11.0%	12/31/2023	$1.11	0	$0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	11.1%	12/31/2023	$1.11	0	$0	0.25%	11.2%	12/31/2023	$1.11	0	$0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Mlt US Eq Inst Class - 06-6R6 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	1.25%	10.3%	12/31/2023	$1.10	0	$0	1.00%	10.4%	12/31/2023	$1.11	0	$0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	10.6%	12/31/2023	$1.11	0	$0	0.25%	10.7%	12/31/2023	$1.11	0	$0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Intl SmCp Inst Class - 06-6PY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	1.25%	7.2%	12/31/2023	$1.07	0	$0	1.00%	7.3%	12/31/2023	$1.07	0	$0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	7.5%	12/31/2023	$1.08	0	$0	0.25%	7.6%	12/31/2023	$1.08	0	$0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Intl Eq Inv Class - 06-6R3 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	1.25%	7.6%	12/31/2023	$1.08	0	$0	1.00%	7.7%	12/31/2023	$1.08	0	$0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	7.9%	12/31/2023	$1.08	0	$0	0.25%	8.0%	12/31/2023	$1.08	0	$0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Eq Idx Inst Class - 06-6R7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	1.25%	9.7%	12/31/2023	$1.10	0	$0	1.00%	9.8%	12/31/2023	$1.10	0	$0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	10.0%	12/31/2023	$1.10	0	$0	0.25%	10.1%	12/31/2023	$1.10	0	$0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Catholic Rsp Inv Bd Inst Class - 06-6PX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	1.25%	4.2%	12/31/2023	$1.04	0	$0	1.00%	4.3%	12/31/2023	$1.04	0	$0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	4.5%	12/31/2023	$1.05	0	$0	0.25%	4.6%	12/31/2023	$1.05	0	$0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Small Cap Fund A Class - 06-516

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$725,301	$644,191	23,805
Receivables: investments sold	1,015
Payables: investments purchased	-
Net assets	$726,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$726,316	233,808	$3.11
Band 100	-	-	3.21
Band 75	-	-	3.32
Band 50	-	-	3.43
Band 25	-	-	3.55
Band 0	-	-	3.66
Total	$726,316	233,808

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$875
Mortality & expense charges			(7,834)
Net investment income (loss)			(6,959)

Gain (loss) on investments:
Net realized gain (loss)			3,145
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			70,406
Net gain (loss)			73,551

Increase (decrease) in net assets from operations			$66,592

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,959)	$(7,484)
Net realized gain (loss)		3,145	4,690
Realized gain distributions		-	8,074
Net change in unrealized appreciation (depreciation)		70,406	(121,764)

Increase (decrease) in net assets from operations		66,592	(116,484)

Contract owner transactions:
Proceeds from units sold		208,097	109,515
Cost of units redeemed		(122,325)	(76,648)
Account charges		(230)	(238)
Increase (decrease)		85,542	32,629
Net increase (decrease)		152,134	(83,855)
Net assets, beginning		574,182	658,037
Net assets, ending		$726,316	$574,182

Units sold		70,693	36,942
Units redeemed		(40,322)	(26,669)
Net increase (decrease)		30,371	10,273
Units outstanding, beginning		203,437	193,164
Units outstanding, ending		233,808	203,437

* Date of Fund Inception into Variable Account: 10 /14 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,288,145
Cost of units redeemed/account charges			(864,485)
Net investment income (loss)			(46,784)
Net realized gain (loss)			95,133
Realized gain distributions			173,197
Net change in unrealized appreciation (depreciation)			81,110
Net assets			$726,316
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.11	234	$726	1.25%	10.1%	12/31/2023	$3.21	0	$0	1.00%	10.3%	12/31/2023	$3.32	0	$0	0.75%	10.6%
12/31/2022	2.82	203	574	1.25%	-17.1%	12/31/2022	2.91	0	0	1.00%	-16.9%	12/31/2022	3.00	0	0	0.75%	-16.7%
12/31/2021	3.41	193	658	1.25%	18.2%	12/31/2021	3.50	0	0	1.00%	18.5%	12/31/2021	3.60	0	0	0.75%	18.8%
12/31/2020	2.88	173	499	1.25%	13.2%	12/31/2020	2.96	0	0	1.00%	13.5%	12/31/2020	3.03	0	0	0.75%	13.8%
12/31/2019	2.55	101	256	1.25%	24.4%	12/31/2019	2.61	0	0	1.00%	24.8%	12/31/2019	2.67	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.43	0	$0	0.50%	10.9%	12/31/2023	$3.55	0	$0	0.25%	11.2%	12/31/2023	$3.66	0	$0	0.00%	11.4%
12/31/2022	3.09	0	0	0.50%	-16.5%	12/31/2022	3.19	0	0	0.25%	-16.3%	12/31/2022	3.29	0	0	0.00%	-16.1%
12/31/2021	3.71	0	0	0.50%	19.1%	12/31/2021	3.81	0	0	0.25%	19.4%	12/31/2021	3.92	0	0	0.00%	19.7%
12/31/2020	3.11	0	0	0.50%	14.1%	12/31/2020	3.19	0	0	0.25%	14.4%	12/31/2020	3.28	0	0	0.00%	14.6%
12/31/2019	2.73	0	0	0.50%	25.4%	12/31/2019	2.79	0	0	0.25%	25.7%	12/31/2019	2.86	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert VP SRI Mid Cap Growth Portfolio - 06-520

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,863,779	$5,605,904	190,964
Receivables: investments sold	80
Payables: investments purchased	-
Net assets	$4,863,859

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,719,686	777,416	$6.07
Band 100	144,173	22,575	6.39
Band 75	-	-	6.72
Band 50	-	-	7.07
Band 25	-	-	7.43
Band 0	-	-	8.70
Total	$4,863,859	799,991

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,310
Mortality & expense charges			(61,445)
Net investment income (loss)			(52,135)

Gain (loss) on investments:
Net realized gain (loss)			(207,129)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			740,060
Net gain (loss)			532,931

Increase (decrease) in net assets from operations			$480,796

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(52,135)	$(67,621)
Net realized gain (loss)		(207,129)	(58,754)
Realized gain distributions		-	1,106,706
Net change in unrealized appreciation (depreciation)		740,060	(2,368,232)

Increase (decrease) in net assets from operations		480,796	(1,387,901)

Contract owner transactions:
Proceeds from units sold		261,001	445,120
Cost of units redeemed		(922,338)	(950,472)
Account charges		(1,163)	(1,326)
Increase (decrease)		(662,500)	(506,678)
Net increase (decrease)		(181,704)	(1,894,579)
Net assets, beginning		5,045,563	6,940,142
Net assets, ending		$4,863,859	$5,045,563

Units sold		45,371	85,420
Units redeemed		(160,675)	(171,176)
Net increase (decrease)		(115,304)	(85,756)
Units outstanding, beginning		915,295	1,001,051
Units outstanding, ending		799,991	915,295

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$174,142,779
Cost of units redeemed/account charges			(176,887,910)
Net investment income (loss)			413,243
Net realized gain (loss)			(449,248)
Realized gain distributions			8,387,120
Net change in unrealized appreciation (depreciation)			(742,125)
Net assets			$4,863,859
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.07	777	$4,720	1.25%	10.3%	12/31/2023	$6.39	23	$144	1.00%	10.5%	12/31/2023	$6.72	0	$0	0.75%	10.8%
12/31/2022	5.51	894	4,923	1.25%	-20.5%	12/31/2022	5.78	21	122	1.00%	-20.3%	12/31/2022	6.06	0	0	0.75%	-20.1%
12/31/2021	6.92	976	6,758	1.25%	13.6%	12/31/2021	7.25	25	182	1.00%	13.9%	12/31/2021	7.59	0	0	0.75%	14.2%
12/31/2020	6.10	1,070	6,525	1.25%	10.9%	12/31/2020	6.36	25	162	1.00%	11.1%	12/31/2020	6.65	0	0	0.75%	11.4%
12/31/2019	5.50	1,219	6,705	1.25%	29.7%	12/31/2019	5.73	26	146	1.00%	30.1%	12/31/2019	5.96	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.07	0	$0	0.50%	11.1%	12/31/2023	$7.43	0	$0	0.25%	11.4%	12/31/2023	$8.70	0	$0	0.00%	11.6%
12/31/2022	6.36	0	0	0.50%	-19.9%	12/31/2022	6.68	0	0	0.25%	-19.7%	12/31/2022	7.79	0	0	0.00%	-19.5%
12/31/2021	7.94	0	0	0.50%	14.5%	12/31/2021	8.31	0	0	0.25%	14.7%	12/31/2021	9.68	0	0	0.00%	15.0%
12/31/2020	6.94	0	0	0.50%	11.7%	12/31/2020	7.24	0	0	0.25%	12.0%	12/31/2020	8.41	0	0	0.00%	12.2%
12/31/2019	6.21	0	0	0.50%	30.7%	12/31/2019	6.47	0	0	0.25%	31.0%	12/31/2019	7.49	0	0	0.00%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.2%
2020	0.4%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$708,902	$597,811	16,948
Receivables: investments sold	-
Payables: investments purchased	(2,833)
Net assets	$706,069

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$706,069	402,708	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.80
Band 50	-	-	1.83
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$706,069	402,708

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,527
Mortality & expense charges			(7,496)
Net investment income (loss)			31

Gain (loss) on investments:
Net realized gain (loss)			3,521
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			131,256
Net gain (loss)			134,777

Increase (decrease) in net assets from operations			$134,808

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31	$950
Net realized gain (loss)		3,521	4,590
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		131,256	(88,979)

Increase (decrease) in net assets from operations		134,808	(83,439)

Contract owner transactions:
Proceeds from units sold		148,188	506,904
Cost of units redeemed		(67,847)	(212,663)
Account charges		(776)	(424)
Increase (decrease)		79,565	293,817
Net increase (decrease)		214,373	210,378
Net assets, beginning		491,696	281,318
Net assets, ending		$706,069	$491,696

Units sold		94,625	335,201
Units redeemed		(44,537)	(138,765)
Net increase (decrease)		50,088	196,436
Units outstanding, beginning		352,620	156,184
Units outstanding, ending		402,708	352,620

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$904,846
Cost of units redeemed/account charges			(327,768)
Net investment income (loss)			1,108
Net realized gain (loss)			16,185
Realized gain distributions			607
Net change in unrealized appreciation (depreciation)			111,091
Net assets			$706,069
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	403	$706	1.25%	25.7%	12/31/2023	$1.78	0	$0	1.00%	26.1%	12/31/2023	$1.80	0	$0	0.75%	26.4%
12/31/2022	1.39	353	492	1.25%	-22.6%	12/31/2022	1.41	0	0	1.00%	-22.4%	12/31/2022	1.43	0	0	0.75%	-22.2%
12/31/2021	1.80	156	281	1.25%	24.1%	12/31/2021	1.82	0	0	1.00%	24.4%	12/31/2021	1.83	0	0	0.75%	24.8%
12/31/2020	1.45	105	153	1.25%	24.6%	12/31/2020	1.46	0	0	1.00%	24.9%	12/31/2020	1.47	0	0	0.75%	25.2%
12/31/2019	1.16	1	1	1.25%	31.2%	12/31/2019	1.17	0	0	1.00%	31.5%	12/31/2019	1.17	0	0	0.75%	31.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.83	0	$0	0.50%	26.7%	12/31/2023	$1.85	0	$0	0.25%	27.0%	12/31/2023	$1.88	0	$0	0.00%	27.3%
12/31/2022	1.44	0	0	0.50%	-22.0%	12/31/2022	1.46	0	0	0.25%	-21.8%	12/31/2022	1.47	0	0	0.00%	-21.6%
12/31/2021	1.85	0	0	0.50%	25.1%	12/31/2021	1.86	0	0	0.25%	25.4%	12/31/2021	1.88	0	0	0.00%	25.7%
12/31/2020	1.48	0	0	0.50%	25.6%	12/31/2020	1.49	0	0	0.25%	25.9%	12/31/2020	1.50	0	0	0.00%	26.2%
12/31/2019	1.18	0	0	0.50%	32.2%	12/31/2019	1.18	0	0	0.25%	32.5%	12/31/2019	1.19	0	0	0.00%	32.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.5%
2021	1.0%
2020	1.9%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parametric Emerging Markets R6 Class - 06-47V (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	1.25%	8.5%	12/31/2023	$1.11	0	$0	1.00%	8.7%	12/31/2023	$1.13	0	$0	0.75%	9.0%
12/31/2022	1.02	0	0	1.25%	-12.1%	12/31/2022	1.02	0	0	1.00%	-11.9%	12/31/2022	1.03	0	0	0.75%	-11.7%
12/31/2021	1.16	0	0	1.25%	3.3%	12/31/2021	1.16	0	0	1.00%	3.6%	12/31/2021	1.17	0	0	0.75%	3.8%
12/31/2020	1.12	0	0	1.25%	1.6%	12/31/2020	1.12	0	0	1.00%	1.9%	12/31/2020	1.13	0	0	0.75%	2.2%
12/31/2019	1.10	0	0	1.25%	10.0%	12/31/2019	1.10	0	0	1.00%	10.1%	12/31/2019	1.10	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	9.3%	12/31/2023	$1.15	0	$0	0.25%	9.5%	12/31/2023	$1.16	0	$0	0.00%	9.8%
12/31/2022	1.04	0	0	0.50%	-11.4%	12/31/2022	1.05	0	0	0.25%	-11.2%	12/31/2022	1.06	0	0	0.00%	-11.0%
12/31/2021	1.18	0	0	0.50%	4.1%	12/31/2021	1.18	0	0	0.25%	4.3%	12/31/2021	1.19	0	0	0.00%	4.6%
12/31/2020	1.13	0	0	0.50%	2.4%	12/31/2020	1.13	0	0	0.25%	2.7%	12/31/2020	1.14	0	0	0.00%	2.9%
12/31/2019	1.10	0	0	0.50%	10.3%	12/31/2019	1.10	0	0	0.25%	10.4%	12/31/2019	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Small Cap R6 Class - 06-4FN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,139	$35,712	1,048
Receivables: investments sold	-
Payables: investments purchased	(130)
Net assets	$35,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,009	27,457	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$35,009	27,457

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$170
Mortality & expense charges			(469)
Net investment income (loss)			(299)

Gain (loss) on investments:
Net realized gain (loss)			(574)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,511
Net gain (loss)			3,937

Increase (decrease) in net assets from operations			$3,638

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(299)	$(264)
Net realized gain (loss)		(574)	(45)
Realized gain distributions		-	401
Net change in unrealized appreciation (depreciation)		4,511	(5,157)

Increase (decrease) in net assets from operations		3,638	(5,065)

Contract owner transactions:
Proceeds from units sold		8,968	7,916
Cost of units redeemed		(8,999)	(16)
Account charges		(2)	-
Increase (decrease)		(33)	7,900
Net increase (decrease)		3,605	2,835
Net assets, beginning		31,404	28,569
Net assets, ending		$35,009	$31,404

Units sold		7,405	6,645
Units redeemed		(7,147)	(15)
Net increase (decrease)		258	6,630
Units outstanding, beginning		27,199	20,569
Units outstanding, ending		27,457	27,199

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$46,314
Cost of units redeemed/account charges			(11,668)
Net investment income (loss)			(681)
Net realized gain (loss)			(587)
Realized gain distributions			2,204
Net change in unrealized appreciation (depreciation)			(573)
Net assets			$35,009
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	27	$35	1.25%	10.4%	12/31/2023	$1.29	0	$0	1.00%	10.7%	12/31/2023	$1.30	0	$0	0.75%	11.0%
12/31/2022	1.15	27	31	1.25%	-16.9%	12/31/2022	1.16	0	0	1.00%	-16.7%	12/31/2022	1.17	0	0	0.75%	-16.5%
12/31/2021	1.39	21	29	1.25%	18.5%	12/31/2021	1.40	0	0	1.00%	18.8%	12/31/2021	1.40	0	0	0.75%	19.1%
12/31/2020	1.17	0	0	1.25%	13.6%	12/31/2020	1.18	0	0	1.00%	13.9%	12/31/2020	1.18	0	0	0.75%	14.2%
12/31/2019	1.03	0	0	1.25%	3.1%	12/31/2019	1.03	0	0	1.00%	3.2%	12/31/2019	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	11.3%	12/31/2023	$1.33	0	$0	0.25%	11.5%	12/31/2023	$1.34	0	$0	0.00%	11.8%
12/31/2022	1.18	0	0	0.50%	-16.2%	12/31/2022	1.19	0	0	0.25%	-16.0%	12/31/2022	1.20	0	0	0.00%	-15.8%
12/31/2021	1.41	0	0	0.50%	19.4%	12/31/2021	1.42	0	0	0.25%	19.7%	12/31/2021	1.43	0	0	0.00%	20.0%
12/31/2020	1.18	0	0	0.50%	14.4%	12/31/2020	1.19	0	0	0.25%	14.7%	12/31/2020	1.19	0	0	0.00%	15.0%
12/31/2019	1.03	0	0	0.50%	3.3%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.3%
2021	0.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Balanced R6 Class - 06-4FJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,098	$24,907	649
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$26,105

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,105	19,985	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$26,105	19,985

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$436
Mortality & expense charges			(101)
Net investment income (loss)			335

Gain (loss) on investments:
Net realized gain (loss)			(17)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,211
Net gain (loss)			1,194

Increase (decrease) in net assets from operations			$1,529

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$335	$2
Net realized gain (loss)		(17)	-
Realized gain distributions		-	1
Net change in unrealized appreciation (depreciation)		1,211	(20)

Increase (decrease) in net assets from operations		1,529	(17)

Contract owner transactions:
Proceeds from units sold		24,606	161
Cost of units redeemed		(148)	-
Account charges		(26)	-
Increase (decrease)		24,432	161
Net increase (decrease)		25,961	144
Net assets, beginning		144	-
Net assets, ending		$26,105	$144

Units sold		20,006	127
Units redeemed		(148)	-
Net increase (decrease)		19,858	127
Units outstanding, beginning		127	-
Units outstanding, ending		19,985	127

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$24,767
Cost of units redeemed/account charges			(174)
Net investment income (loss)			337
Net realized gain (loss)			(17)
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			1,191
Net assets			$26,105
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	20	$26	1.25%	15.3%	12/31/2023	$1.32	0	$0	1.00%	15.5%	12/31/2023	$1.33	0	$0	0.75%	15.8%
12/31/2022	1.13	0	0	1.25%	-16.1%	12/31/2022	1.14	0	0	1.00%	-15.9%	12/31/2022	1.15	0	0	0.75%	-15.7%
12/31/2021	1.35	0	0	1.25%	13.2%	12/31/2021	1.36	0	0	1.00%	13.5%	12/31/2021	1.37	0	0	0.75%	13.8%
12/31/2020	1.19	0	0	1.25%	14.3%	12/31/2020	1.20	0	0	1.00%	14.6%	12/31/2020	1.20	0	0	0.75%	14.9%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.4%	12/31/2019	1.05	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	16.1%	12/31/2023	$1.36	0	$0	0.25%	16.4%	12/31/2023	$1.38	0	$0	0.00%	16.7%
12/31/2022	1.16	0	0	0.50%	-15.5%	12/31/2022	1.17	0	0	0.25%	-15.3%	12/31/2022	1.18	0	0	0.00%	-15.1%
12/31/2021	1.37	0	0	0.50%	14.1%	12/31/2021	1.38	0	0	0.25%	14.4%	12/31/2021	1.39	0	0	0.00%	14.6%
12/31/2020	1.20	0	0	0.50%	15.2%	12/31/2020	1.21	0	0	0.25%	15.5%	12/31/2020	1.21	0	0	0.00%	15.8%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.6%	12/31/2019	1.05	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	2.8%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Equity Portfolio A Class - 06-345

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,161,496	$1,660,774	28,220
Receivables: investments sold	1,047
Payables: investments purchased	-
Net assets	$2,162,543

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,137,034	398,674	$5.36
Band 100	25,509	4,524	5.64
Band 75	-	-	5.93
Band 50	-	-	6.24
Band 25	-	-	6.56
Band 0	-	-	7.02
Total	$2,162,543	403,198

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,820
Mortality & expense charges			(24,585)
Net investment income (loss)			(20,765)

Gain (loss) on investments:
Net realized gain (loss)			154,411
Realized gain distributions			34,137
Net change in unrealized appreciation (depreciation)			163,085
Net gain (loss)			351,633

Increase (decrease) in net assets from operations			$330,868

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,765)	$(29,922)
Net realized gain (loss)		154,411	136,852
Realized gain distributions		34,137	69,224
Net change in unrealized appreciation (depreciation)		163,085	(744,763)

Increase (decrease) in net assets from operations		330,868	(568,609)

Contract owner transactions:
Proceeds from units sold		391,490	366,994
Cost of units redeemed		(729,348)	(586,983)
Account charges		(853)	(703)
Increase (decrease)		(338,711)	(220,692)
Net increase (decrease)		(7,843)	(789,301)
Net assets, beginning		2,170,386	2,959,687
Net assets, ending		$2,162,543	$2,170,386

Units sold		81,943	77,217
Units redeemed		(149,994)	(128,972)
Net increase (decrease)		(68,051)	(51,755)
Units outstanding, beginning		471,249	523,004
Units outstanding, ending		403,198	471,249

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,700,318
Cost of units redeemed/account charges			(12,227,766)
Net investment income (loss)			(393,097)
Net realized gain (loss)			1,581,999
Realized gain distributions			2,000,367
Net change in unrealized appreciation (depreciation)			500,722
Net assets			$2,162,543
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.36	399	$2,137	1.25%	16.5%	12/31/2023	$5.64	5	$26	1.00%	16.8%	12/31/2023	$5.93	0	$0	0.75%	17.1%
12/31/2022	4.60	464	2,136	1.25%	-18.6%	12/31/2022	4.83	7	34	1.00%	-18.4%	12/31/2022	5.07	0	0	0.75%	-18.2%
12/31/2021	5.65	513	2,902	1.25%	27.3%	12/31/2021	5.92	10	58	1.00%	27.7%	12/31/2021	6.19	0	0	0.75%	28.0%
12/31/2020	4.44	586	2,604	1.25%	22.7%	12/31/2020	4.64	10	47	1.00%	23.0%	12/31/2020	4.84	0	0	0.75%	23.3%
12/31/2019	3.62	683	2,472	1.25%	34.8%	12/31/2019	3.77	22	82	1.00%	35.1%	12/31/2019	3.92	0	0	0.75%	35.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.24	0	$0	0.50%	17.3%	12/31/2023	$6.56	0	$0	0.25%	17.6%	12/31/2023	$7.02	0	$0	0.00%	17.9%
12/31/2022	5.32	0	0	0.50%	-18.0%	12/31/2022	5.58	0	0	0.25%	-17.8%	12/31/2022	5.95	0	0	0.00%	-17.6%
12/31/2021	6.48	0	0	0.50%	28.3%	12/31/2021	6.79	0	0	0.25%	28.6%	12/31/2021	7.22	0	0	0.00%	28.9%
12/31/2020	5.05	0	0	0.50%	23.7%	12/31/2020	5.28	0	0	0.25%	24.0%	12/31/2020	5.60	0	0	0.00%	24.3%
12/31/2019	4.09	0	0	0.50%	35.8%	12/31/2019	4.26	0	0	0.25%	36.2%	12/31/2019	4.51	0	0	0.00%	36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calvert Income Fund A Class - 06-340

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$664,571	$721,778	44,121
Receivables: investments sold	-
Payables: investments purchased	(1,867)
Net assets	$662,704

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$662,704	393,505	$1.68
Band 100	-	-	1.77
Band 75	-	-	1.86
Band 50	-	-	1.96
Band 25	-	-	2.06
Band 0	-	-	2.21
Total	$662,704	393,505

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$32,325
Mortality & expense charges			(8,030)
Net investment income (loss)			24,295

Gain (loss) on investments:
Net realized gain (loss)			(16,512)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			37,969
Net gain (loss)			21,457

Increase (decrease) in net assets from operations			$45,752

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,295	$16,717
Net realized gain (loss)		(16,512)	(10,198)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		37,969	(144,545)

Increase (decrease) in net assets from operations		45,752	(138,026)

Contract owner transactions:
Proceeds from units sold		87,865	119,590
Cost of units redeemed		(124,519)	(206,853)
Account charges		(55)	(108)
Increase (decrease)		(36,709)	(87,371)
Net increase (decrease)		9,043	(225,397)
Net assets, beginning		653,661	879,058
Net assets, ending		$662,704	$653,661

Units sold		54,585	77,330
Units redeemed		(77,072)	(127,741)
Net increase (decrease)		(22,487)	(50,411)
Units outstanding, beginning		415,992	466,403
Units outstanding, ending		393,505	415,992

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,887,330
Cost of units redeemed/account charges			(29,445,593)
Net investment income (loss)			2,180,758
Net realized gain (loss)			(288,863)
Realized gain distributions			386,279
Net change in unrealized appreciation (depreciation)			(57,207)
Net assets			$662,704
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	394	$663	1.25%	7.2%	12/31/2023	$1.77	0	$0	1.00%	7.4%	12/31/2023	$1.86	0	$0	0.75%	7.7%
12/31/2022	1.57	416	654	1.25%	-16.6%	12/31/2022	1.65	0	0	1.00%	-16.4%	12/31/2022	1.73	0	0	0.75%	-16.2%
12/31/2021	1.88	466	879	1.25%	0.4%	12/31/2021	1.97	0	0	1.00%	0.7%	12/31/2021	2.06	0	0	0.75%	0.9%
12/31/2020	1.88	371	696	1.25%	6.9%	12/31/2020	1.96	0	0	1.00%	7.2%	12/31/2020	2.05	0	0	0.75%	7.4%
12/31/2019	1.76	315	553	1.25%	13.3%	12/31/2019	1.83	0	0	1.00%	13.6%	12/31/2019	1.90	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.96	0	$0	0.50%	8.0%	12/31/2023	$2.06	0	$0	0.25%	8.3%	12/31/2023	$2.21	0	$0	0.00%	8.5%
12/31/2022	1.82	0	0	0.50%	-16.0%	12/31/2022	1.90	0	0	0.25%	-15.8%	12/31/2022	2.03	0	0	0.00%	-15.6%
12/31/2021	2.16	0	0	0.50%	1.2%	12/31/2021	2.26	0	0	0.25%	1.4%	12/31/2021	2.41	0	0	0.00%	1.7%
12/31/2020	2.14	0	0	0.50%	7.7%	12/31/2020	2.23	0	0	0.25%	8.0%	12/31/2020	2.37	0	0	0.00%	8.2%
12/31/2019	1.98	0	0	0.50%	14.2%	12/31/2019	2.07	0	0	0.25%	14.5%	12/31/2019	2.19	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.9%
2022	3.4%
2021	2.3%
2020	3.2%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dodge & Cox Stock X Other Class - 06-6MT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,310,850	$1,194,263	5,454
Receivables: investments sold	17,675
Payables: investments purchased	-
Net assets	$1,328,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,328,525	1,191,401	$1.12
Band 100	-	-	1.12
Band 75	-	-	1.12
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$1,328,525	1,191,401

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,758
Mortality & expense charges			(7,517)
Net investment income (loss)			5,241

Gain (loss) on investments:
Net realized gain (loss)			2,471
Realized gain distributions			21,266
Net change in unrealized appreciation (depreciation)			116,587
Net gain (loss)			140,324

Increase (decrease) in net assets from operations			$145,565

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,241	$-
Net realized gain (loss)		2,471	-
Realized gain distributions		21,266	-
Net change in unrealized appreciation (depreciation)		116,587	-

Increase (decrease) in net assets from operations		145,565	-

Contract owner transactions:
Proceeds from units sold		1,213,855	-
Cost of units redeemed		(30,553)	-
Account charges		(342)	-
Increase (decrease)		1,182,960	-
Net increase (decrease)		1,328,525	-
Net assets, beginning		-	-
Net assets, ending		$1,328,525	$-

Units sold		1,221,679	-
Units redeemed		(30,278)	-
Net increase (decrease)		1,191,401	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,191,401	-

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,213,855
Cost of units redeemed/account charges			(30,895)
Net investment income (loss)			5,241
Net realized gain (loss)			2,471
Realized gain distributions			21,266
Net change in unrealized appreciation (depreciation)			116,587
Net assets			$1,328,525
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	1,191	$1,329	1.25%	11.5%	12/31/2023	$1.12	0	$0	1.00%	11.7%	12/31/2023	$1.12	0	$0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	12.2%	12/31/2023	$1.12	0	$0	0.25%	12.5%	12/31/2023	$1.13	0	$0	0.00%	12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dodge & Cox Income X Other Class - 06-6RK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	1.25%	8.7%	12/31/2023	$1.09	0	$0	1.00%	8.8%	12/31/2023	$1.09	0	$0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	8.9%	12/31/2023	$1.09	0	$0	0.25%	8.9%	12/31/2023	$1.09	0	$0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund A Class - 06-065

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$165,624	$148,076	4,490
Receivables: investments sold	213
Payables: investments purchased	-
Net assets	$165,837

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$165,837	127,489	$1.30
Band 100	-	-	1.33
Band 75	-	-	1.36
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.47
Total	$165,837	127,489

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,082
Mortality & expense charges			(2,392)
Net investment income (loss)			(310)

Gain (loss) on investments:
Net realized gain (loss)			9,287
Realized gain distributions			2,704
Net change in unrealized appreciation (depreciation)			13,092
Net gain (loss)			25,083

Increase (decrease) in net assets from operations			$24,773

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(310)	$1,761
Net realized gain (loss)		9,287	(27,575)
Realized gain distributions		2,704	4,527
Net change in unrealized appreciation (depreciation)		13,092	6,279

Increase (decrease) in net assets from operations		24,773	(15,008)

Contract owner transactions:
Proceeds from units sold		58,778	182,919
Cost of units redeemed		(127,246)	(148,045)
Account charges		(26)	(22)
Increase (decrease)		(68,494)	34,852
Net increase (decrease)		(43,721)	19,844
Net assets, beginning		209,558	189,714
Net assets, ending		$165,837	$209,558

Units sold		47,537	175,241
Units redeemed		(106,189)	(140,478)
Net increase (decrease)		(58,652)	34,763
Units outstanding, beginning		186,141	151,378
Units outstanding, ending		127,489	186,141

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,274,092
Cost of units redeemed/account charges			(2,265,338)
Net investment income (loss)			26,684
Net realized gain (loss)			81,849
Realized gain distributions			31,002
Net change in unrealized appreciation (depreciation)			17,548
Net assets			$165,837
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	127	$166	1.25%	15.5%	12/31/2023	$1.33	0	$0	1.00%	15.8%	12/31/2023	$1.36	0	$0	0.75%	16.1%
12/31/2022	1.13	186	210	1.25%	-10.2%	12/31/2022	1.15	0	0	1.00%	-9.9%	12/31/2022	1.17	0	0	0.75%	-9.7%
12/31/2021	1.25	151	190	1.25%	3.5%	12/31/2021	1.28	0	0	1.00%	3.7%	12/31/2021	1.30	0	0	0.75%	4.0%
12/31/2020	1.21	152	184	1.25%	14.0%	12/31/2020	1.23	0	0	1.00%	14.3%	12/31/2020	1.25	0	0	0.75%	14.6%
12/31/2019	1.06	196	209	1.25%	25.1%	12/31/2019	1.08	0	0	1.00%	25.4%	12/31/2019	1.09	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	16.4%	12/31/2023	$1.43	0	$0	0.25%	16.7%	12/31/2023	$1.47	0	$0	0.00%	17.0%
12/31/2022	1.20	0	0	0.50%	-9.5%	12/31/2022	1.23	0	0	0.25%	-9.3%	12/31/2022	1.25	0	0	0.00%	-9.0%
12/31/2021	1.33	0	0	0.50%	4.2%	12/31/2021	1.35	0	0	0.25%	4.5%	12/31/2021	1.38	0	0	0.00%	4.8%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.29	0	0	0.25%	15.2%	12/31/2020	1.31	0	0	0.00%	15.5%
12/31/2019	1.11	0	0	0.50%	26.0%	12/31/2019	1.12	0	0	0.25%	26.4%	12/31/2019	1.14	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	2.0%
2021	0.6%
2020	0.1%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund Institutional Class - 06-049

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$340,093	$322,741	9,213
Receivables: investments sold	267
Payables: investments purchased	-
Net assets	$340,360

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$340,360	255,296	$1.33
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.43
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$340,360	255,296

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,217
Mortality & expense charges			(3,896)
Net investment income (loss)			1,321

Gain (loss) on investments:
Net realized gain (loss)			(80)
Realized gain distributions			5,572
Net change in unrealized appreciation (depreciation)			38,974
Net gain (loss)			44,466

Increase (decrease) in net assets from operations			$45,787

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,321	$2,202
Net realized gain (loss)		(80)	(3,097)
Realized gain distributions		5,572	5,771
Net change in unrealized appreciation (depreciation)		38,974	(38,312)

Increase (decrease) in net assets from operations		45,787	(33,436)

Contract owner transactions:
Proceeds from units sold		27,746	21,534
Cost of units redeemed		(15,024)	(26,051)
Account charges		(46)	(105)
Increase (decrease)		12,676	(4,622)
Net increase (decrease)		58,463	(38,058)
Net assets, beginning		281,897	319,955
Net assets, ending		$340,360	$281,897

Units sold		22,554	19,165
Units redeemed		(12,306)	(24,548)
Net increase (decrease)		10,248	(5,383)
Units outstanding, beginning		245,048	250,431
Units outstanding, ending		255,296	245,048

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,669,039
Cost of units redeemed/account charges			(1,461,291)
Net investment income (loss)			29,200
Net realized gain (loss)			34,737
Realized gain distributions			51,323
Net change in unrealized appreciation (depreciation)			17,352
Net assets			$340,360
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	255	$340	1.25%	15.9%	12/31/2023	$1.37	0	$0	1.00%	16.2%	12/31/2023	$1.40	0	$0	0.75%	16.5%
12/31/2022	1.15	245	282	1.25%	-10.0%	12/31/2022	1.18	0	0	1.00%	-9.7%	12/31/2022	1.20	0	0	0.75%	-9.5%
12/31/2021	1.28	250	320	1.25%	3.7%	12/31/2021	1.30	0	0	1.00%	4.0%	12/31/2021	1.33	0	0	0.75%	4.2%
12/31/2020	1.23	288	355	1.25%	14.3%	12/31/2020	1.25	0	0	1.00%	14.6%	12/31/2020	1.27	0	0	0.75%	14.9%
12/31/2019	1.08	783	843	1.25%	25.4%	12/31/2019	1.09	0	0	1.00%	25.8%	12/31/2019	1.11	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	16.8%	12/31/2023	$1.47	0	$0	0.25%	17.1%	12/31/2023	$1.50	0	$0	0.00%	17.3%
12/31/2022	1.23	0	0	0.50%	-9.3%	12/31/2022	1.25	0	0	0.25%	-9.1%	12/31/2022	1.28	0	0	0.00%	-8.8%
12/31/2021	1.35	0	0	0.50%	4.5%	12/31/2021	1.38	0	0	0.25%	4.8%	12/31/2021	1.40	0	0	0.00%	5.0%
12/31/2020	1.29	0	0	0.50%	15.2%	12/31/2020	1.31	0	0	0.25%	15.5%	12/31/2020	1.34	0	0	0.00%	15.8%
12/31/2019	1.12	0	0	0.50%	26.4%	12/31/2019	1.14	0	0	0.25%	26.7%	12/31/2019	1.15	0	0	0.00%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.9%
2021	0.8%
2020	0.2%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund A Class - 06-066

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$311,800	$372,069	16,934
Receivables: investments sold	-
Payables: investments purchased	(371)
Net assets	$311,429

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$311,429	134,333	$2.32
Band 100	-	-	2.37
Band 75	-	-	2.43
Band 50	-	-	2.49
Band 25	-	-	2.55
Band 0	-	-	2.61
Total	$311,429	134,333

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,209)
Net investment income (loss)			(3,209)

Gain (loss) on investments:
Net realized gain (loss)			(3,680)
Realized gain distributions			74,108
Net change in unrealized appreciation (depreciation)			2,603
Net gain (loss)			73,031

Increase (decrease) in net assets from operations			$69,822

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,209)	$(2,580)
Net realized gain (loss)		(3,680)	-
Realized gain distributions		74,108	45,843
Net change in unrealized appreciation (depreciation)		2,603	(123,137)

Increase (decrease) in net assets from operations		69,822	(79,874)

Contract owner transactions:
Proceeds from units sold		49,339	44,646
Cost of units redeemed		(16,512)	(2,356)
Account charges		(2)	(25)
Increase (decrease)		32,825	42,265
Net increase (decrease)		102,647	(37,609)
Net assets, beginning		208,782	246,391
Net assets, ending		$311,429	$208,782

Units sold		24,695	23,021
Units redeemed		(8,096)	(1,338)
Net increase (decrease)		16,599	21,683
Units outstanding, beginning		117,734	96,051
Units outstanding, ending		134,333	117,734

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$663,215
Cost of units redeemed/account charges			(559,544)
Net investment income (loss)			(25,004)
Net realized gain (loss)			104,024
Realized gain distributions			189,007
Net change in unrealized appreciation (depreciation)			(60,269)
Net assets			$311,429
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.32	134	$311	1.25%	30.7%	12/31/2023	$2.37	0	$0	1.00%	31.1%	12/31/2023	$2.43	0	$0	0.75%	31.4%
12/31/2022	1.77	118	209	1.25%	-30.9%	12/31/2022	1.81	0	0	1.00%	-30.7%	12/31/2022	1.85	0	0	0.75%	-30.5%
12/31/2021	2.57	96	246	1.25%	12.1%	12/31/2021	2.61	0	0	1.00%	12.4%	12/31/2021	2.66	0	0	0.75%	12.7%
12/31/2020	2.29	94	215	1.25%	26.6%	12/31/2020	2.33	0	0	1.00%	27.0%	12/31/2020	2.36	0	0	0.75%	27.3%
12/31/2019	1.81	101	183	1.25%	36.1%	12/31/2019	1.83	0	0	1.00%	36.4%	12/31/2019	1.86	0	0	0.75%	36.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.49	0	$0	0.50%	31.7%	12/31/2023	$2.55	0	$0	0.25%	32.0%	12/31/2023	$2.61	0	$0	0.00%	32.4%
12/31/2022	1.89	0	0	0.50%	-30.3%	12/31/2022	1.93	0	0	0.25%	-30.2%	12/31/2022	1.97	0	0	0.00%	-30.0%
12/31/2021	2.71	0	0	0.50%	13.0%	12/31/2021	2.77	0	0	0.25%	13.3%	12/31/2021	2.82	0	0	0.00%	13.5%
12/31/2020	2.40	0	0	0.50%	27.6%	12/31/2020	2.44	0	0	0.25%	27.9%	12/31/2020	2.48	0	0	0.00%	28.2%
12/31/2019	1.88	0	0	0.50%	37.1%	12/31/2019	1.91	0	0	0.25%	37.4%	12/31/2019	1.94	0	0	0.00%	37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund Institutional Class - 06-050

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$462,003	$576,601	23,198
Receivables: investments sold	114
Payables: investments purchased	-
Net assets	$462,117

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$462,117	194,718	$2.37
Band 100	-	-	2.43
Band 75	-	-	2.49
Band 50	-	-	2.55
Band 25	-	-	2.61
Band 0	-	-	2.67
Total	$462,117	194,718

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,947)
Net investment income (loss)			(4,947)

Gain (loss) on investments:
Net realized gain (loss)			(56,349)
Realized gain distributions			104,459
Net change in unrealized appreciation (depreciation)			66,666
Net gain (loss)			114,776

Increase (decrease) in net assets from operations			$109,829

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,947)	$(6,222)
Net realized gain (loss)		(56,349)	(6,705)
Realized gain distributions		104,459	92,917
Net change in unrealized appreciation (depreciation)		66,666	(291,873)

Increase (decrease) in net assets from operations		109,829	(211,883)

Contract owner transactions:
Proceeds from units sold		41,985	57,604
Cost of units redeemed		(128,129)	(127,881)
Account charges		(611)	(580)
Increase (decrease)		(86,755)	(70,857)
Net increase (decrease)		23,074	(282,740)
Net assets, beginning		439,043	721,783
Net assets, ending		$462,117	$439,043

Units sold		20,685	29,304
Units redeemed		(68,390)	(63,145)
Net increase (decrease)		(47,705)	(33,841)
Units outstanding, beginning		242,423	276,264
Units outstanding, ending		194,718	242,423

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,160,085
Cost of units redeemed/account charges			(2,244,211)
Net investment income (loss)			(64,879)
Net realized gain (loss)			295,596
Realized gain distributions			430,124
Net change in unrealized appreciation (depreciation)			(114,598)
Net assets			$462,117
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.37	195	$462	1.25%	31.0%	12/31/2023	$2.43	0	$0	1.00%	31.4%	12/31/2023	$2.49	0	$0	0.75%	31.7%
12/31/2022	1.81	242	439	1.25%	-30.7%	12/31/2022	1.85	0	0	1.00%	-30.5%	12/31/2022	1.89	0	0	0.75%	-30.3%
12/31/2021	2.61	276	722	1.25%	12.4%	12/31/2021	2.66	0	0	1.00%	12.7%	12/31/2021	2.71	0	0	0.75%	13.0%
12/31/2020	2.32	305	709	1.25%	26.9%	12/31/2020	2.36	0	0	1.00%	27.3%	12/31/2020	2.40	0	0	0.75%	27.6%
12/31/2019	1.83	536	981	1.25%	36.4%	12/31/2019	1.86	0	0	1.00%	36.8%	12/31/2019	1.88	0	0	0.75%	37.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.55	0	$0	0.50%	32.0%	12/31/2023	$2.61	0	$0	0.25%	32.4%	12/31/2023	$2.67	0	$0	0.00%	32.7%
12/31/2022	1.93	0	0	0.50%	-30.2%	12/31/2022	1.97	0	0	0.25%	-30.0%	12/31/2022	2.01	0	0	0.00%	-29.8%
12/31/2021	2.76	0	0	0.50%	13.2%	12/31/2021	2.82	0	0	0.25%	13.5%	12/31/2021	2.87	0	0	0.00%	13.8%
12/31/2020	2.44	0	0	0.50%	27.9%	12/31/2020	2.48	0	0	0.25%	28.2%	12/31/2020	2.52	0	0	0.00%	28.5%
12/31/2019	1.91	0	0	0.50%	37.5%	12/31/2019	1.93	0	0	0.25%	37.8%	12/31/2019	1.96	0	0	0.00%	38.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT All Cap Core Fund A Class - 06-067

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,621	$65,119	1,844
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$68,653

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,653	27,674	$2.48
Band 100	-	-	2.54
Band 75	-	-	2.60
Band 50	-	-	2.66
Band 25	-	-	2.73
Band 0	-	-	2.79
Total	$68,653	27,674

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$293
Mortality & expense charges			(859)
Net investment income (loss)			(566)

Gain (loss) on investments:
Net realized gain (loss)			(1,788)
Realized gain distributions			502
Net change in unrealized appreciation (depreciation)			15,269
Net gain (loss)			13,983

Increase (decrease) in net assets from operations			$13,417

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(566)	$(574)
Net realized gain (loss)		(1,788)	(36)
Realized gain distributions		502	6,568
Net change in unrealized appreciation (depreciation)		15,269	(17,735)

Increase (decrease) in net assets from operations		13,417	(11,777)

Contract owner transactions:
Proceeds from units sold		5,079	6,448
Cost of units redeemed		(20,194)	(403)
Account charges		(2)	(2)
Increase (decrease)		(15,117)	6,043
Net increase (decrease)		(1,700)	(5,734)
Net assets, beginning		70,353	76,087
Net assets, ending		$68,653	$70,353

Units sold		2,307	3,107
Units redeemed		(9,129)	(190)
Net increase (decrease)		(6,822)	2,917
Units outstanding, beginning		34,496	31,579
Units outstanding, ending		27,674	34,496

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$328,820
Cost of units redeemed/account charges			(368,211)
Net investment income (loss)			(6,162)
Net realized gain (loss)			89,488
Realized gain distributions			21,216
Net change in unrealized appreciation (depreciation)			3,502
Net assets			$68,653
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.48	28	$69	1.25%	21.6%	12/31/2023	$2.54	0	$0	1.00%	21.9%	12/31/2023	$2.60	0	$0	0.75%	22.2%
12/31/2022	2.04	34	70	1.25%	-15.4%	12/31/2022	2.08	0	0	1.00%	-15.1%	12/31/2022	2.13	0	0	0.75%	-14.9%
12/31/2021	2.41	32	76	1.25%	29.2%	12/31/2021	2.46	0	0	1.00%	29.6%	12/31/2021	2.50	0	0	0.75%	29.9%
12/31/2020	1.86	35	66	1.25%	20.0%	12/31/2020	1.90	0	0	1.00%	20.3%	12/31/2020	1.93	0	0	0.75%	20.6%
12/31/2019	1.55	33	51	1.25%	24.9%	12/31/2019	1.58	0	0	1.00%	25.2%	12/31/2019	1.60	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.66	0	$0	0.50%	22.6%	12/31/2023	$2.73	0	$0	0.25%	22.9%	12/31/2023	$2.79	0	$0	0.00%	23.2%
12/31/2022	2.17	0	0	0.50%	-14.7%	12/31/2022	2.22	0	0	0.25%	-14.5%	12/31/2022	2.27	0	0	0.00%	-14.3%
12/31/2021	2.55	0	0	0.50%	30.2%	12/31/2021	2.60	0	0	0.25%	30.5%	12/31/2021	2.65	0	0	0.00%	30.9%
12/31/2020	1.96	0	0	0.50%	20.9%	12/31/2020	1.99	0	0	0.25%	21.2%	12/31/2020	2.02	0	0	0.00%	21.5%
12/31/2019	1.62	0	0	0.50%	25.9%	12/31/2019	1.64	0	0	0.25%	26.2%	12/31/2019	1.66	0	0	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.4%
2021	0.1%
2020	0.4%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT All Cap Core Fund Institutional Class - 06-051

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$147,280	$123,692	3,880
Receivables: investments sold	73
Payables: investments purchased	-
Net assets	$147,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147,353	57,755	$2.55
Band 100	-	-	2.61
Band 75	-	-	2.68
Band 50	-	-	2.74
Band 25	-	-	2.81
Band 0	-	-	2.87
Total	$147,353	57,755

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$982
Mortality & expense charges			(1,648)
Net investment income (loss)			(666)

Gain (loss) on investments:
Net realized gain (loss)			1,033
Realized gain distributions			1,058
Net change in unrealized appreciation (depreciation)			23,889
Net gain (loss)			25,980

Increase (decrease) in net assets from operations			$25,314

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(666)	$(925)
Net realized gain (loss)		1,033	4,546
Realized gain distributions		1,058	9,888
Net change in unrealized appreciation (depreciation)		23,889	(38,262)

Increase (decrease) in net assets from operations		25,314	(24,753)

Contract owner transactions:
Proceeds from units sold		30,406	7,224
Cost of units redeemed		(15,942)	(32,167)
Account charges		(16)	(3)
Increase (decrease)		14,448	(24,946)
Net increase (decrease)		39,762	(49,699)
Net assets, beginning		107,591	157,290
Net assets, ending		$147,353	$107,591

Units sold		13,571	3,385
Units redeemed		(7,257)	(15,797)
Net increase (decrease)		6,314	(12,412)
Units outstanding, beginning		51,441	63,853
Units outstanding, ending		57,755	51,441

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$161,504
Cost of units redeemed/account charges			(86,031)
Net investment income (loss)			(4,091)
Net realized gain (loss)			8,742
Realized gain distributions			43,641
Net change in unrealized appreciation (depreciation)			23,588
Net assets			$147,353
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.55	58	$147	1.25%	22.0%	12/31/2023	$2.61	0	$0	1.00%	22.3%	12/31/2023	$2.68	0	$0	0.75%	22.6%
12/31/2022	2.09	51	108	1.25%	-15.1%	12/31/2022	2.14	0	0	1.00%	-14.9%	12/31/2022	2.18	0	0	0.75%	-14.7%
12/31/2021	2.46	64	157	1.25%	29.6%	12/31/2021	2.51	0	0	1.00%	29.9%	12/31/2021	2.56	0	0	0.75%	30.2%
12/31/2020	1.90	60	114	1.25%	20.4%	12/31/2020	1.93	0	0	1.00%	20.7%	12/31/2020	1.96	0	0	0.75%	21.0%
12/31/2019	1.58	57	90	1.25%	25.3%	12/31/2019	1.60	0	0	1.00%	25.6%	12/31/2019	1.62	0	0	0.75%	26.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.74	0	$0	0.50%	22.9%	12/31/2023	$2.81	0	$0	0.25%	23.2%	12/31/2023	$2.87	0	$0	0.00%	23.5%
12/31/2022	2.23	0	0	0.50%	-14.5%	12/31/2022	2.28	0	0	0.25%	-14.2%	12/31/2022	2.33	0	0	0.00%	-14.0%
12/31/2021	2.61	0	0	0.50%	30.6%	12/31/2021	2.66	0	0	0.25%	30.9%	12/31/2021	2.71	0	0	0.00%	31.2%
12/31/2020	2.00	0	0	0.50%	21.3%	12/31/2020	2.03	0	0	0.25%	21.6%	12/31/2020	2.06	0	0	0.00%	21.9%
12/31/2019	1.65	0	0	0.50%	26.3%	12/31/2019	1.67	0	0	0.25%	26.6%	12/31/2019	1.69	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.6%
2021	0.4%
2020	0.6%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Kaufmann Large Cap Fund R6 Class - 06-CXG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,789	$9,799	485
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$9,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,794	4,597	$2.13
Band 100	-	-	2.17
Band 75	-	-	2.21
Band 50	-	-	2.25
Band 25	-	-	2.29
Band 0	-	-	2.33
Total	$9,794	4,597

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(322)
Net investment income (loss)			(322)

Gain (loss) on investments:
Net realized gain (loss)			(41,394)
Realized gain distributions			2,197
Net change in unrealized appreciation (depreciation)			45,325
Net gain (loss)			6,128

Increase (decrease) in net assets from operations			$5,806

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(322)	$(1,304)
Net realized gain (loss)		(41,394)	(184)
Realized gain distributions		2,197	20,982
Net change in unrealized appreciation (depreciation)		45,325	(60,719)

Increase (decrease) in net assets from operations		5,806	(41,225)

Contract owner transactions:
Proceeds from units sold		1,790	8,441
Cost of units redeemed		(97,041)	(354)
Account charges		-	(2)
Increase (decrease)		(95,251)	8,085
Net increase (decrease)		(89,445)	(33,140)
Net assets, beginning		99,239	132,379
Net assets, ending		$9,794	$99,239

Units sold		1,055	4,781
Units redeemed		(57,533)	(213)
Net increase (decrease)		(56,478)	4,568
Units outstanding, beginning		61,075	56,507
Units outstanding, ending		4,597	61,075

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$283,492
Cost of units redeemed/account charges			(379,205)
Net investment income (loss)			(11,338)
Net realized gain (loss)			42,588
Realized gain distributions			74,267
Net change in unrealized appreciation (depreciation)			(10)
Net assets			$9,794
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.13	5	$10	1.25%	31.1%	12/31/2023	$2.17	0	$0	1.00%	31.4%	12/31/2023	$2.21	0	$0	0.75%	31.8%
12/31/2022	1.62	61	99	1.25%	-30.6%	12/31/2022	1.65	0	0	1.00%	-30.5%	12/31/2022	1.67	0	0	0.75%	-30.3%
12/31/2021	2.34	57	132	1.25%	12.5%	12/31/2021	2.37	0	0	1.00%	12.7%	12/31/2021	2.40	0	0	0.75%	13.0%
12/31/2020	2.08	165	344	1.25%	27.0%	12/31/2020	2.10	0	0	1.00%	27.4%	12/31/2020	2.13	0	0	0.75%	27.7%
12/31/2019	1.64	134	220	1.25%	36.5%	12/31/2019	1.65	0	0	1.00%	36.8%	12/31/2019	1.66	0	0	0.75%	37.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.25	0	$0	0.50%	32.1%	12/31/2023	$2.29	0	$0	0.25%	32.4%	12/31/2023	$2.33	0	$0	0.00%	32.8%
12/31/2022	1.70	0	0	0.50%	-30.1%	12/31/2022	1.73	0	0	0.25%	-29.9%	12/31/2022	1.75	0	0	0.00%	-29.8%
12/31/2021	2.43	0	0	0.50%	13.3%	12/31/2021	2.46	0	0	0.25%	13.6%	12/31/2021	2.50	0	0	0.00%	13.9%
12/31/2020	2.15	0	0	0.50%	28.0%	12/31/2020	2.17	0	0	0.25%	28.3%	12/31/2020	2.19	0	0	0.00%	28.6%
12/31/2019	1.68	0	0	0.50%	37.5%	12/31/2019	1.69	0	0	0.25%	37.9%	12/31/2019	1.70	0	0	0.00%	38.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust R6 Class - 06-GKM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,617,682	$2,753,824	416,658
Receivables: investments sold	-
Payables: investments purchased	(1,065)
Net assets	$2,616,617

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,616,617	2,201,517	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$2,616,617	2,201,517

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$150,735
Mortality & expense charges			(31,787)
Net investment income (loss)			118,948

Gain (loss) on investments:
Net realized gain (loss)			(90,419)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			257,705
Net gain (loss)			167,286

Increase (decrease) in net assets from operations			$286,234

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$118,948	$99,090
Net realized gain (loss)		(90,419)	(52,283)
Realized gain distributions		-	10,073
Net change in unrealized appreciation (depreciation)		257,705	(415,086)

Increase (decrease) in net assets from operations		286,234	(358,206)

Contract owner transactions:
Proceeds from units sold		6,157,064	4,522,282
Cost of units redeemed		(6,190,484)	(4,710,248)
Account charges		(26,693)	(12,146)
Increase (decrease)		(60,113)	(200,112)
Net increase (decrease)		226,121	(558,318)
Net assets, beginning		2,390,496	2,948,814
Net assets, ending		$2,616,617	$2,390,496

Units sold		5,621,666	4,145,620
Units redeemed		(5,673,916)	(4,307,452)
Net increase (decrease)		(52,250)	(161,832)
Units outstanding, beginning		2,253,767	2,415,599
Units outstanding, ending		2,201,517	2,253,767

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,691,507
Cost of units redeemed/account charges			(11,059,273)
Net investment income (loss)			243,900
Net realized gain (loss)			(135,319)
Realized gain distributions			11,944
Net change in unrealized appreciation (depreciation)			(136,142)
Net assets			$2,616,617
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	2,202	$2,617	1.25%	12.1%	12/31/2023	$1.21	0	$0	1.00%	12.3%	12/31/2023	$1.23	0	$0	0.75%	12.6%
12/31/2022	1.06	2,254	2,390	1.25%	-13.1%	12/31/2022	1.07	0	0	1.00%	-12.9%	12/31/2022	1.09	0	0	0.75%	-12.7%
12/31/2021	1.22	2,416	2,949	1.25%	6.7%	12/31/2021	1.23	0	0	1.00%	7.0%	12/31/2021	1.25	0	0	0.75%	7.2%
12/31/2020	1.14	110	126	1.25%	5.7%	12/31/2020	1.15	0	0	1.00%	6.0%	12/31/2020	1.16	0	0	0.75%	6.2%
12/31/2019	1.08	120	130	1.25%	14.0%	12/31/2019	1.09	0	0	1.00%	14.2%	12/31/2019	1.09	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	12.9%	12/31/2023	$1.26	0	$0	0.25%	13.2%	12/31/2023	$1.28	0	$0	0.00%	13.5%
12/31/2022	1.10	0	0	0.50%	-12.5%	12/31/2022	1.12	0	0	0.25%	-12.2%	12/31/2022	1.13	0	0	0.00%	-12.0%
12/31/2021	1.26	0	0	0.50%	7.5%	12/31/2021	1.27	0	0	0.25%	7.8%	12/31/2021	1.28	0	0	0.00%	8.1%
12/31/2020	1.17	0	0	0.50%	6.5%	12/31/2020	1.18	0	0	0.25%	6.8%	12/31/2020	1.19	0	0	0.00%	7.0%
12/31/2019	1.10	0	0	0.50%	14.8%	12/31/2019	1.10	0	0	0.25%	15.1%	12/31/2019	1.11	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.0%
2022	4.9%
2021	1.4%
2020	4.8%
2019	6.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Leaders Fund R6 Class - 06-GKN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$169,714	$176,357	4,632
Receivables: investments sold	1,134
Payables: investments purchased	-
Net assets	$170,848

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$170,848	137,520	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$170,848	137,520

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,670
Mortality & expense charges			(1,466)
Net investment income (loss)			1,204

Gain (loss) on investments:
Net realized gain (loss)			(1,697)
Realized gain distributions			2,785
Net change in unrealized appreciation (depreciation)			16,859
Net gain (loss)			17,947

Increase (decrease) in net assets from operations			$19,151

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,204	$741
Net realized gain (loss)		(1,697)	(30,087)
Realized gain distributions		2,785	2,243
Net change in unrealized appreciation (depreciation)		16,859	9,342

Increase (decrease) in net assets from operations		19,151	(17,761)

Contract owner transactions:
Proceeds from units sold		61,251	13,848
Cost of units redeemed		(13,256)	(126,865)
Account charges		(30)	(16)
Increase (decrease)		47,965	(113,033)
Net increase (decrease)		67,116	(130,794)
Net assets, beginning		103,732	234,526
Net assets, ending		$170,848	$103,732

Units sold		52,194	13,078
Units redeemed		(11,472)	(113,461)
Net increase (decrease)		40,722	(100,383)
Units outstanding, beginning		96,798	197,181
Units outstanding, ending		137,520	96,798

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$324,411
Cost of units redeemed/account charges			(151,708)
Net investment income (loss)			2,447
Net realized gain (loss)			(31,696)
Realized gain distributions			34,037
Net change in unrealized appreciation (depreciation)			(6,643)
Net assets			$170,848
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	138	$171	1.25%	15.9%	12/31/2023	$1.26	0	$0	1.00%	16.2%	12/31/2023	$1.28	0	$0	0.75%	16.5%
12/31/2022	1.07	97	104	1.25%	-9.9%	12/31/2022	1.09	0	0	1.00%	-9.7%	12/31/2022	1.10	0	0	0.75%	-9.4%
12/31/2021	1.19	197	235	1.25%	3.8%	12/31/2021	1.20	0	0	1.00%	4.0%	12/31/2021	1.21	0	0	0.75%	4.3%
12/31/2020	1.15	0	0	1.25%	14.4%	12/31/2020	1.15	0	0	1.00%	14.7%	12/31/2020	1.16	0	0	0.75%	14.9%
12/31/2019	1.00	0	0	1.25%	25.5%	12/31/2019	1.01	0	0	1.00%	25.8%	12/31/2019	1.01	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	16.8%	12/31/2023	$1.32	0	$0	0.25%	17.1%	12/31/2023	$1.34	0	$0	0.00%	17.4%
12/31/2022	1.11	0	0	0.50%	-9.2%	12/31/2022	1.13	0	0	0.25%	-9.0%	12/31/2022	1.14	0	0	0.00%	-8.8%
12/31/2021	1.23	0	0	0.50%	4.5%	12/31/2021	1.24	0	0	0.25%	4.8%	12/31/2021	1.25	0	0	0.00%	5.1%
12/31/2020	1.17	0	0	0.50%	15.2%	12/31/2020	1.18	0	0	0.25%	15.5%	12/31/2020	1.19	0	0	0.00%	15.8%
12/31/2019	1.02	0	0	0.50%	26.5%	12/31/2019	1.02	0	0	0.25%	26.8%	12/31/2019	1.03	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.3%
2021	1.7%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund A Class - 06-FTW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,399	$6,531	323
Receivables: investments sold	-
Payables: investments purchased	(101)
Net assets	$7,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,298	4,773	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$7,298	4,773

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(82)
Net investment income (loss)			(82)

Gain (loss) on investments:
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,182
Net gain (loss)			1,184

Increase (decrease) in net assets from operations			$1,102

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(82)	$(202)
Net realized gain (loss)		2	(9,153)
Realized gain distributions		-	197
Net change in unrealized appreciation (depreciation)		1,182	(790)

Increase (decrease) in net assets from operations		1,102	(9,948)

Contract owner transactions:
Proceeds from units sold		384	179,976
Cost of units redeemed		(217)	(187,529)
Account charges		(15)	(23)
Increase (decrease)		152	(7,576)
Net increase (decrease)		1,254	(17,524)
Net assets, beginning		6,044	23,568
Net assets, ending		$7,298	$6,044

Units sold		272	133,000
Units redeemed		(158)	(141,180)
Net increase (decrease)		114	(8,180)
Units outstanding, beginning		4,659	12,839
Units outstanding, ending		4,773	4,659

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$665,753
Cost of units redeemed/account charges			(667,891)
Net investment income (loss)			(4,413)
Net realized gain (loss)			(9,700)
Realized gain distributions			22,681
Net change in unrealized appreciation (depreciation)			868
Net assets			$7,298
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	5	$7	1.25%	17.9%	12/31/2023	$1.55	0	$0	1.00%	18.2%	12/31/2023	$1.58	0	$0	0.75%	18.4%
12/31/2022	1.30	5	6	1.25%	-29.3%	12/31/2022	1.32	0	0	1.00%	-29.1%	12/31/2022	1.33	0	0	0.75%	-29.0%
12/31/2021	1.84	13	24	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.88	0	0	0.75%	16.5%
12/31/2020	1.58	19	30	1.25%	27.9%	12/31/2020	1.60	0	0	1.00%	28.2%	12/31/2020	1.61	0	0	0.75%	28.6%
12/31/2019	1.24	86	106	1.25%	19.4%	12/31/2019	1.25	0	0	1.00%	19.7%	12/31/2019	1.25	0	0	0.75%	20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	18.7%	12/31/2023	$1.63	0	$0	0.25%	19.0%	12/31/2023	$1.66	0	$0	0.00%	19.3%
12/31/2022	1.35	0	0	0.50%	-28.8%	12/31/2022	1.37	0	0	0.25%	-28.6%	12/31/2022	1.39	0	0	0.00%	-28.4%
12/31/2021	1.90	0	0	0.50%	16.7%	12/31/2021	1.92	0	0	0.25%	17.0%	12/31/2021	1.94	0	0	0.00%	17.3%
12/31/2020	1.63	0	0	0.50%	28.9%	12/31/2020	1.64	0	0	0.25%	29.2%	12/31/2020	1.66	0	0	0.00%	29.5%
12/31/2019	1.26	0	0	0.50%	20.3%	12/31/2019	1.27	0	0	0.25%	20.6%	12/31/2019	1.28	0	0	0.00%	20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,263	$45,164	1,697
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$41,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,258	26,546	$1.55
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$41,258	26,546

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18
Mortality & expense charges			(462)
Net investment income (loss)			(444)

Gain (loss) on investments:
Net realized gain (loss)			(141)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,837
Net gain (loss)			6,696

Increase (decrease) in net assets from operations			$6,252

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(444)	$(557)
Net realized gain (loss)		(141)	(5,684)
Realized gain distributions		-	976
Net change in unrealized appreciation (depreciation)		6,837	(15,246)

Increase (decrease) in net assets from operations		6,252	(20,511)

Contract owner transactions:
Proceeds from units sold		1,578	5,740
Cost of units redeemed		(177)	(22,899)
Account charges		(229)	(244)
Increase (decrease)		1,172	(17,403)
Net increase (decrease)		7,424	(37,914)
Net assets, beginning		33,834	71,748
Net assets, ending		$41,258	$33,834

Units sold		1,110	3,935
Units redeemed		(284)	(16,859)
Net increase (decrease)		826	(12,924)
Units outstanding, beginning		25,720	38,644
Units outstanding, ending		26,546	25,720

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$549,070
Cost of units redeemed/account charges			(608,919)
Net investment income (loss)			(10,508)
Net realized gain (loss)			91,723
Realized gain distributions			23,793
Net change in unrealized appreciation (depreciation)			(3,901)
Net assets			$41,258
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	27	$41	1.25%	18.2%	12/31/2023	$1.58	0	$0	1.00%	18.4%	12/31/2023	$1.61	0	$0	0.75%	18.7%
12/31/2022	1.32	26	34	1.25%	-29.1%	12/31/2022	1.33	0	0	1.00%	-29.0%	12/31/2022	1.35	0	0	0.75%	-28.8%
12/31/2021	1.86	39	72	1.25%	16.2%	12/31/2021	1.88	0	0	1.00%	16.4%	12/31/2021	1.90	0	0	0.75%	16.7%
12/31/2020	1.60	250	399	1.25%	28.3%	12/31/2020	1.61	0	0	1.00%	28.6%	12/31/2020	1.63	0	0	0.75%	28.9%
12/31/2019	1.25	336	419	1.25%	19.6%	12/31/2019	1.25	0	0	1.00%	19.9%	12/31/2019	1.26	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	0	$0	0.50%	19.0%	12/31/2023	$1.66	0	$0	0.25%	19.3%	12/31/2023	$1.69	0	$0	0.00%	19.6%
12/31/2022	1.37	0	0	0.50%	-28.6%	12/31/2022	1.39	0	0	0.25%	-28.4%	12/31/2022	1.41	0	0	0.00%	-28.3%
12/31/2021	1.92	0	0	0.50%	17.0%	12/31/2021	1.94	0	0	0.25%	17.3%	12/31/2021	1.96	0	0	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	29.2%	12/31/2020	1.66	0	0	0.25%	29.6%	12/31/2020	1.67	0	0	0.00%	29.9%
12/31/2019	1.27	0	0	0.50%	20.5%	12/31/2019	1.28	0	0	0.25%	20.8%	12/31/2019	1.29	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Growth Fund R6 Class - 06-FTX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$195,291	$209,688	8,017
Receivables: investments sold	-
Payables: investments purchased	(221)
Net assets	$195,070

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$195,070	125,333	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.61
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$195,070	125,333

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$112
Mortality & expense charges			(2,307)
Net investment income (loss)			(2,195)

Gain (loss) on investments:
Net realized gain (loss)			(7,681)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			40,790
Net gain (loss)			33,109

Increase (decrease) in net assets from operations			$30,914

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,195)	$(2,169)
Net realized gain (loss)		(7,681)	(7,673)
Realized gain distributions		-	4,978
Net change in unrealized appreciation (depreciation)		40,790	(66,526)

Increase (decrease) in net assets from operations		30,914	(71,390)

Contract owner transactions:
Proceeds from units sold		26,269	46,091
Cost of units redeemed		(33,848)	(86,448)
Account charges		(172)	(199)
Increase (decrease)		(7,751)	(40,556)
Net increase (decrease)		23,163	(111,946)
Net assets, beginning		171,907	283,853
Net assets, ending		$195,070	$171,907

Units sold		18,539	33,225
Units redeemed		(23,762)	(55,392)
Net increase (decrease)		(5,223)	(22,167)
Units outstanding, beginning		130,556	152,723
Units outstanding, ending		125,333	130,556

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$481,476
Cost of units redeemed/account charges			(327,611)
Net investment income (loss)			(12,522)
Net realized gain (loss)			(14,602)
Realized gain distributions			82,726
Net change in unrealized appreciation (depreciation)			(14,397)
Net assets			$195,070
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	125	$195	1.25%	18.2%	12/31/2023	$1.58	0	$0	1.00%	18.5%	12/31/2023	$1.61	0	$0	0.75%	18.8%
12/31/2022	1.32	131	172	1.25%	-29.2%	12/31/2022	1.34	0	0	1.00%	-29.0%	12/31/2022	1.35	0	0	0.75%	-28.8%
12/31/2021	1.86	153	284	1.25%	16.2%	12/31/2021	1.88	0	0	1.00%	16.5%	12/31/2021	1.90	0	0	0.75%	16.8%
12/31/2020	1.60	114	182	1.25%	28.3%	12/31/2020	1.61	0	0	1.00%	28.6%	12/31/2020	1.63	0	0	0.75%	28.9%
12/31/2019	1.25	94	118	1.25%	19.7%	12/31/2019	1.25	0	0	1.00%	20.0%	12/31/2019	1.26	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	0	$0	0.50%	19.1%	12/31/2023	$1.66	0	$0	0.25%	19.4%	12/31/2023	$1.69	0	$0	0.00%	19.7%
12/31/2022	1.37	0	0	0.50%	-28.6%	12/31/2022	1.39	0	0	0.25%	-28.4%	12/31/2022	1.41	0	0	0.00%	-28.3%
12/31/2021	1.92	0	0	0.50%	17.1%	12/31/2021	1.94	0	0	0.25%	17.4%	12/31/2021	1.97	0	0	0.00%	17.7%
12/31/2020	1.64	0	0	0.50%	29.2%	12/31/2020	1.66	0	0	0.25%	29.6%	12/31/2020	1.67	0	0	0.00%	29.9%
12/31/2019	1.27	0	0	0.50%	20.6%	12/31/2019	1.28	0	0	0.25%	20.9%	12/31/2019	1.29	0	0	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT Small Cap Core Fund R6 Class - 06-3MG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$223,860	$209,204	9,628
Receivables: investments sold	1,821
Payables: investments purchased	-
Net assets	$225,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$225,681	168,339	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$225,681	168,339

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$711
Mortality & expense charges			(2,449)
Net investment income (loss)			(1,738)

Gain (loss) on investments:
Net realized gain (loss)			(6,987)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			45,186
Net gain (loss)			38,199

Increase (decrease) in net assets from operations			$36,461

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,738)	$(1,197)
Net realized gain (loss)		(6,987)	(1,364)
Realized gain distributions		-	6,552
Net change in unrealized appreciation (depreciation)		45,186	(28,415)

Increase (decrease) in net assets from operations		36,461	(24,424)

Contract owner transactions:
Proceeds from units sold		51,829	125,010
Cost of units redeemed		(56,980)	(3,999)
Account charges		(339)	(185)
Increase (decrease)		(5,490)	120,826
Net increase (decrease)		30,971	96,402
Net assets, beginning		194,710	98,308
Net assets, ending		$225,681	$194,710

Units sold		44,028	110,174
Units redeemed		(48,653)	(3,541)
Net increase (decrease)		(4,625)	106,633
Units outstanding, beginning		172,964	66,331
Units outstanding, ending		168,339	172,964

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$265,676
Cost of units redeemed/account charges			(62,305)
Net investment income (loss)			(3,321)
Net realized gain (loss)			(8,326)
Realized gain distributions			19,301
Net change in unrealized appreciation (depreciation)			14,656
Net assets			$225,681
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	168	$226	1.25%	19.1%	12/31/2023	$1.36	0	$0	1.00%	19.4%	12/31/2023	$1.38	0	$0	0.75%	19.7%
12/31/2022	1.13	173	195	1.25%	-24.0%	12/31/2022	1.14	0	0	1.00%	-23.9%	12/31/2022	1.15	0	0	0.75%	-23.7%
12/31/2021	1.48	66	98	1.25%	28.7%	12/31/2021	1.49	0	0	1.00%	29.0%	12/31/2021	1.51	0	0	0.75%	29.3%
12/31/2020	1.15	0	0	1.25%	15.5%	12/31/2020	1.16	0	0	1.00%	15.8%	12/31/2020	1.16	0	0	0.75%	16.1%
12/31/2019	1.00	0	0	1.25%	16.6%	12/31/2019	1.00	0	0	1.00%	16.9%	12/31/2019	1.00	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	20.0%	12/31/2023	$1.41	0	$0	0.25%	20.3%	12/31/2023	$1.43	0	$0	0.00%	20.6%
12/31/2022	1.16	0	0	0.50%	-23.5%	12/31/2022	1.17	0	0	0.25%	-23.3%	12/31/2022	1.19	0	0	0.00%	-23.1%
12/31/2021	1.52	0	0	0.50%	29.6%	12/31/2021	1.53	0	0	0.25%	29.9%	12/31/2021	1.54	0	0	0.00%	30.3%
12/31/2020	1.17	0	0	0.50%	16.4%	12/31/2020	1.18	0	0	0.25%	16.7%	12/31/2020	1.18	0	0	0.00%	17.0%
12/31/2019	1.01	0	0	0.50%	17.5%	12/31/2019	1.01	0	0	0.25%	17.8%	12/31/2019	1.01	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.3%
2021	0.7%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Institutional High Yield Bond Fund R6 Class - 06-3GV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$373,115	$376,285	42,512
Receivables: investments sold	2,695
Payables: investments purchased	-
Net assets	$375,810

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$375,810	324,766	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$375,810	324,766

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,712
Mortality & expense charges			(3,769)
Net investment income (loss)			14,943

Gain (loss) on investments:
Net realized gain (loss)			(1,795)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,591
Net gain (loss)			19,796

Increase (decrease) in net assets from operations			$34,739

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,943	$11,968
Net realized gain (loss)		(1,795)	(12,648)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		21,591	(33,770)

Increase (decrease) in net assets from operations		34,739	(34,450)

Contract owner transactions:
Proceeds from units sold		102,616	167,599
Cost of units redeemed		(12,702)	(169,998)
Account charges		(71)	(15)
Increase (decrease)		89,843	(2,414)
Net increase (decrease)		124,582	(36,864)
Net assets, beginning		251,228	288,092
Net assets, ending		$375,810	$251,228

Units sold		94,052	163,593
Units redeemed		(11,842)	(164,193)
Net increase (decrease)		82,210	(600)
Units outstanding, beginning		242,556	243,156
Units outstanding, ending		324,766	242,556

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$707,163
Cost of units redeemed/account charges			(355,647)
Net investment income (loss)			41,853
Net realized gain (loss)			(14,389)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,170)
Net assets			$375,810
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	325	$376	1.25%	11.7%	12/31/2023	$1.17	0	$0	1.00%	12.0%	12/31/2023	$1.19	0	$0	0.75%	12.3%
12/31/2022	1.04	243	251	1.25%	-12.6%	12/31/2022	1.05	0	0	1.00%	-12.4%	12/31/2022	1.06	0	0	0.75%	-12.1%
12/31/2021	1.18	243	288	1.25%	3.5%	12/31/2021	1.20	0	0	1.00%	3.7%	12/31/2021	1.21	0	0	0.75%	4.0%
12/31/2020	1.14	192	220	1.25%	4.7%	12/31/2020	1.15	0	0	1.00%	5.0%	12/31/2020	1.16	0	0	0.75%	5.2%
12/31/2019	1.09	0	0	1.25%	13.6%	12/31/2019	1.10	0	0	1.00%	13.9%	12/31/2019	1.10	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	12.6%	12/31/2023	$1.22	0	$0	0.25%	12.8%	12/31/2023	$1.24	0	$0	0.00%	13.1%
12/31/2022	1.07	0	0	0.50%	-11.9%	12/31/2022	1.08	0	0	0.25%	-11.7%	12/31/2022	1.09	0	0	0.00%	-11.5%
12/31/2021	1.22	0	0	0.50%	4.3%	12/31/2021	1.23	0	0	0.25%	4.5%	12/31/2021	1.24	0	0	0.00%	4.8%
12/31/2020	1.17	0	0	0.50%	5.5%	12/31/2020	1.17	0	0	0.25%	5.8%	12/31/2020	1.18	0	0	0.00%	6.0%
12/31/2019	1.11	0	0	0.50%	14.4%	12/31/2019	1.11	0	0	0.25%	14.7%	12/31/2019	1.11	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.0%
2022	5.7%
2021	4.9%
2020	6.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT SmallCap Core Institutional Class - 06-4FT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$79,736	$73,701	3,403
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$79,739

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$79,739	57,062	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$79,739	57,062

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$245
Mortality & expense charges			(819)
Net investment income (loss)			(574)

Gain (loss) on investments:
Net realized gain (loss)			(41)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,083
Net gain (loss)			13,042

Increase (decrease) in net assets from operations			$12,468

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(574)	$(1,259)
Net realized gain (loss)		(41)	1,731
Realized gain distributions		-	1,982
Net change in unrealized appreciation (depreciation)		13,083	(46,536)

Increase (decrease) in net assets from operations		12,468	(44,082)

Contract owner transactions:
Proceeds from units sold		9,189	7,318
Cost of units redeemed		(21)	(82,989)
Account charges		(271)	(348)
Increase (decrease)		8,897	(76,019)
Net increase (decrease)		21,365	(120,101)
Net assets, beginning		58,374	178,475
Net assets, ending		$79,739	$58,374

Units sold		7,544	5,649
Units redeemed		(230)	(71,405)
Net increase (decrease)		7,314	(65,756)
Units outstanding, beginning		49,748	115,504
Units outstanding, ending		57,062	49,748

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$362,504
Cost of units redeemed/account charges			(364,234)
Net investment income (loss)			(5,555)
Net realized gain (loss)			55,661
Realized gain distributions			25,328
Net change in unrealized appreciation (depreciation)			6,035
Net assets			$79,739
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	57	$80	1.25%	19.1%	12/31/2023	$1.41	0	$0	1.00%	19.4%	12/31/2023	$1.43	0	$0	0.75%	19.7%
12/31/2022	1.17	50	58	1.25%	-24.1%	12/31/2022	1.18	0	0	1.00%	-23.9%	12/31/2022	1.19	0	0	0.75%	-23.7%
12/31/2021	1.55	116	178	1.25%	28.7%	12/31/2021	1.55	0	0	1.00%	29.0%	12/31/2021	1.56	0	0	0.75%	29.3%
12/31/2020	1.20	171	205	1.25%	15.5%	12/31/2020	1.20	0	0	1.00%	15.8%	12/31/2020	1.21	0	0	0.75%	16.1%
12/31/2019	1.04	308	320	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	20.0%	12/31/2023	$1.46	0	$0	0.25%	20.3%	12/31/2023	$1.47	0	$0	0.00%	20.6%
12/31/2022	1.20	0	0	0.50%	-23.5%	12/31/2022	1.21	0	0	0.25%	-23.3%	12/31/2022	1.22	0	0	0.00%	-23.1%
12/31/2021	1.57	0	0	0.50%	29.6%	12/31/2021	1.58	0	0	0.25%	29.9%	12/31/2021	1.59	0	0	0.00%	30.3%
12/31/2020	1.21	0	0	0.50%	16.4%	12/31/2020	1.21	0	0	0.25%	16.7%	12/31/2020	1.22	0	0	0.00%	17.0%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.1%
2021	0.3%
2020	0.3%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated MDT SmallCap Core A Class - 06-4FR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$544,063	$554,524	24,324
Receivables: investments sold	-
Payables: investments purchased	(159)
Net assets	$543,904

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$543,904	393,142	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$543,904	393,142

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$481
Mortality & expense charges			(6,024)
Net investment income (loss)			(5,543)

Gain (loss) on investments:
Net realized gain (loss)			(16,016)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			114,797
Net gain (loss)			98,781

Increase (decrease) in net assets from operations			$93,238

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,543)	$(7,290)
Net realized gain (loss)		(16,016)	(70,968)
Realized gain distributions		-	18,550
Net change in unrealized appreciation (depreciation)		114,797	(117,272)

Increase (decrease) in net assets from operations		93,238	(176,980)

Contract owner transactions:
Proceeds from units sold		45,841	244,232
Cost of units redeemed		(110,470)	(274,283)
Account charges		(129)	(253)
Increase (decrease)		(64,758)	(30,304)
Net increase (decrease)		28,480	(207,284)
Net assets, beginning		515,424	722,708
Net assets, ending		$543,904	$515,424

Units sold		37,648	198,925
Units redeemed		(86,978)	(226,612)
Net increase (decrease)		(49,330)	(27,687)
Units outstanding, beginning		442,472	470,159
Units outstanding, ending		393,142	442,472

* Date of Fund Inception into Variable Account: 11 /6 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,219,079
Cost of units redeemed/account charges			(742,986)
Net investment income (loss)			(19,984)
Net realized gain (loss)			(20,481)
Realized gain distributions			118,737
Net change in unrealized appreciation (depreciation)			(10,461)
Net assets			$543,904
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	393	$544	1.25%	18.8%	12/31/2023	$1.40	0	$0	1.00%	19.1%	12/31/2023	$1.41	0	$0	0.75%	19.4%
12/31/2022	1.16	442	515	1.25%	-24.2%	12/31/2022	1.17	0	0	1.00%	-24.0%	12/31/2022	1.18	0	0	0.75%	-23.8%
12/31/2021	1.54	470	723	1.25%	28.3%	12/31/2021	1.55	0	0	1.00%	28.6%	12/31/2021	1.55	0	0	0.75%	28.9%
12/31/2020	1.20	181	217	1.25%	15.3%	12/31/2020	1.20	0	0	1.00%	15.6%	12/31/2020	1.21	0	0	0.75%	15.9%
12/31/2019	1.04	198	206	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	19.7%	12/31/2023	$1.44	0	$0	0.25%	20.0%	12/31/2023	$1.46	0	$0	0.00%	20.3%
12/31/2022	1.19	0	0	0.50%	-23.6%	12/31/2022	1.20	0	0	0.25%	-23.5%	12/31/2022	1.21	0	0	0.00%	-23.3%
12/31/2021	1.56	0	0	0.50%	29.2%	12/31/2021	1.57	0	0	0.25%	29.6%	12/31/2021	1.58	0	0	0.00%	29.9%
12/31/2020	1.21	0	0	0.50%	16.2%	12/31/2020	1.21	0	0	0.25%	16.5%	12/31/2020	1.22	0	0	0.00%	16.7%
12/31/2019	1.04	0	0	0.50%	4.1%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%
2021	0.3%
2020	0.2%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Bond R6 Retirement Class - 06-4NJ (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	1.25%	6.6%	12/31/2023	$0.95	0	$0	1.00%	6.9%	12/31/2023	$0.95	0	$0	0.75%	7.1%
12/31/2022	0.88	0	0	1.25%	-15.4%	12/31/2022	0.89	0	0	1.00%	-15.2%	12/31/2022	0.89	0	0	0.75%	-15.0%
12/31/2021	1.04	0	0	1.25%	-1.1%	12/31/2021	1.04	0	0	1.00%	-0.8%	12/31/2021	1.05	0	0	0.75%	-0.6%
12/31/2020	1.05	0	0	1.25%	5.1%	12/31/2020	1.05	0	0	1.00%	5.3%	12/31/2020	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	7.4%	12/31/2023	$0.97	0	$0	0.25%	7.7%	12/31/2023	$0.98	0	$0	0.00%	7.9%
12/31/2022	0.90	0	0	0.50%	-14.7%	12/31/2022	0.90	0	0	0.25%	-14.5%	12/31/2022	0.91	0	0	0.00%	-14.3%
12/31/2021	1.05	0	0	0.50%	-0.3%	12/31/2021	1.06	0	0	0.25%	-0.1%	12/31/2021	1.06	0	0	0.00%	0.2%
12/31/2020	1.06	0	0	0.50%	5.5%	12/31/2020	1.06	0	0	0.25%	5.7%	12/31/2020	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Hermes Kaufmann Small Cap Fund Inst Class - 06-4PW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	1.25%	13.6%	12/31/2023	$0.95	0	$0	1.00%	13.9%	12/31/2023	$0.95	0	$0	0.75%	14.2%
12/31/2022	0.83	0	0	1.25%	-31.9%	12/31/2022	0.83	0	0	1.00%	-31.8%	12/31/2022	0.83	0	0	0.75%	-31.6%
12/31/2021	1.21	0	0	1.25%	1.7%	12/31/2021	1.22	0	0	1.00%	1.9%	12/31/2021	1.22	0	0	0.75%	2.2%
12/31/2020	1.19	0	0	1.25%	19.3%	12/31/2020	1.19	0	0	1.00%	19.4%	12/31/2020	1.19	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	14.5%	12/31/2023	$0.97	0	$0	0.25%	14.7%	12/31/2023	$0.98	0	$0	0.00%	15.0%
12/31/2022	0.84	0	0	0.50%	-31.4%	12/31/2022	0.84	0	0	0.25%	-31.3%	12/31/2022	0.85	0	0	0.00%	-31.1%
12/31/2021	1.22	0	0	0.50%	2.5%	12/31/2021	1.23	0	0	0.25%	2.7%	12/31/2021	1.23	0	0	0.00%	3.0%
12/31/2020	1.20	0	0	0.50%	19.5%	12/31/2020	1.20	0	0	0.25%	19.6%	12/31/2020	1.20	0	0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust Institutional Class - 06-788

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$224,014	$224,102	35,765
Receivables: investments sold	236
Payables: investments purchased	-
Net assets	$224,250

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$224,250	162,886	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.51
Band 0	-	-	1.54
Total	$224,250	162,886

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,647
Mortality & expense charges			(2,255)
Net investment income (loss)			8,392

Gain (loss) on investments:
Net realized gain (loss)			(12,821)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			30,422
Net gain (loss)			17,601

Increase (decrease) in net assets from operations			$25,993

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,392	$11,247
Net realized gain (loss)		(12,821)	(6,592)
Realized gain distributions		-	1,204
Net change in unrealized appreciation (depreciation)		30,422	(48,361)

Increase (decrease) in net assets from operations		25,993	(42,502)

Contract owner transactions:
Proceeds from units sold		102,699	42,431
Cost of units redeemed		(145,940)	(92,424)
Account charges		(394)	(341)
Increase (decrease)		(43,635)	(50,334)
Net increase (decrease)		(17,642)	(92,836)
Net assets, beginning		241,892	334,728
Net assets, ending		$224,250	$241,892

Units sold		80,645	32,817
Units redeemed		(114,311)	(72,898)
Net increase (decrease)		(33,666)	(40,081)
Units outstanding, beginning		196,552	236,633
Units outstanding, ending		162,886	196,552

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,710,798
Cost of units redeemed/account charges			(5,204,527)
Net investment income (loss)			446,273
Net realized gain (loss)			249,045
Realized gain distributions			22,749
Net change in unrealized appreciation (depreciation)			(88)
Net assets			$224,250
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	163	$224	1.25%	11.9%	12/31/2023	$1.41	0	$0	1.00%	12.1%	12/31/2023	$1.44	0	$0	0.75%	12.4%
12/31/2022	1.23	197	242	1.25%	-13.0%	12/31/2022	1.26	0	0	1.00%	-12.8%	12/31/2022	1.28	0	0	0.75%	-12.6%
12/31/2021	1.41	237	335	1.25%	6.7%	12/31/2021	1.44	0	0	1.00%	7.0%	12/31/2021	1.47	0	0	0.75%	7.2%
12/31/2020	1.33	186	247	1.25%	5.5%	12/31/2020	1.35	0	0	1.00%	5.8%	12/31/2020	1.37	0	0	0.75%	6.1%
12/31/2019	1.26	784	985	1.25%	14.1%	12/31/2019	1.27	0	0	1.00%	14.4%	12/31/2019	1.29	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	12.7%	12/31/2023	$1.51	0	$0	0.25%	13.0%	12/31/2023	$1.54	0	$0	0.00%	13.3%
12/31/2022	1.31	0	0	0.50%	-12.3%	12/31/2022	1.33	0	0	0.25%	-12.1%	12/31/2022	1.36	0	0	0.00%	-11.9%
12/31/2021	1.49	0	0	0.50%	7.5%	12/31/2021	1.52	0	0	0.25%	7.8%	12/31/2021	1.54	0	0	0.00%	8.0%
12/31/2020	1.39	0	0	0.50%	6.3%	12/31/2020	1.41	0	0	0.25%	6.6%	12/31/2020	1.43	0	0	0.00%	6.9%
12/31/2019	1.30	0	0	0.50%	15.0%	12/31/2019	1.32	0	0	0.25%	15.3%	12/31/2019	1.34	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.6%
2022	5.1%
2021	4.5%
2020	2.5%
2019	7.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated High Yield Trust Service Class - 06-918

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,779	$30,541	4,802
Receivables: investments sold	380
Payables: investments purchased	-
Net assets	$30,159

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,159	22,373	$1.35
Band 100	-	-	1.38
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$30,159	22,373

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,391
Mortality & expense charges			(304)
Net investment income (loss)			1,087

Gain (loss) on investments:
Net realized gain (loss)			(83)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,848
Net gain (loss)			1,765

Increase (decrease) in net assets from operations			$2,852

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,087	$1,282
Net realized gain (loss)		(83)	(4,394)
Realized gain distributions		-	135
Net change in unrealized appreciation (depreciation)		1,848	(3,084)

Increase (decrease) in net assets from operations		2,852	(6,061)

Contract owner transactions:
Proceeds from units sold		7,963	11,070
Cost of units redeemed		(581)	(25,848)
Account charges		(102)	(117)
Increase (decrease)		7,280	(14,895)
Net increase (decrease)		10,132	(20,956)
Net assets, beginning		20,027	40,983
Net assets, ending		$30,159	$20,027

Units sold		6,311	8,873
Units redeemed		(543)	(21,716)
Net increase (decrease)		5,768	(12,843)
Units outstanding, beginning		16,605	29,448
Units outstanding, ending		22,373	16,605

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$791,485
Cost of units redeemed/account charges			(820,417)
Net investment income (loss)			42,145
Net realized gain (loss)			16,410
Realized gain distributions			1,298
Net change in unrealized appreciation (depreciation)			(762)
Net assets			$30,159
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	22	$30	1.25%	11.8%	12/31/2023	$1.38	0	$0	1.00%	12.0%	12/31/2023	$1.41	0	$0	0.75%	12.3%
12/31/2022	1.21	17	20	1.25%	-13.3%	12/31/2022	1.23	0	0	1.00%	-13.1%	12/31/2022	1.26	0	0	0.75%	-12.9%
12/31/2021	1.39	29	41	1.25%	6.4%	12/31/2021	1.42	0	0	1.00%	6.7%	12/31/2021	1.44	0	0	0.75%	6.9%
12/31/2020	1.31	36	48	1.25%	5.4%	12/31/2020	1.33	0	0	1.00%	5.7%	12/31/2020	1.35	0	0	0.75%	6.0%
12/31/2019	1.24	122	151	1.25%	13.9%	12/31/2019	1.26	0	0	1.00%	14.1%	12/31/2019	1.27	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	12.6%	12/31/2023	$1.48	0	$0	0.25%	12.9%	12/31/2023	$1.51	0	$0	0.00%	13.2%
12/31/2022	1.28	0	0	0.50%	-12.7%	12/31/2022	1.31	0	0	0.25%	-12.5%	12/31/2022	1.33	0	0	0.00%	-12.3%
12/31/2021	1.47	0	0	0.50%	7.2%	12/31/2021	1.49	0	0	0.25%	7.5%	12/31/2021	1.52	0	0	0.00%	7.7%
12/31/2020	1.37	0	0	0.50%	6.2%	12/31/2020	1.39	0	0	0.25%	6.5%	12/31/2020	1.41	0	0	0.00%	6.8%
12/31/2019	1.29	0	0	0.50%	14.7%	12/31/2019	1.30	0	0	0.25%	15.0%	12/31/2019	1.32	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.5%
2022	5.7%
2021	7.3%
2020	4.4%
2019	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fed Herm Govt Obl Prem Other Class - 06-6MK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	1.25%	3.3%	12/31/2023	$1.04	0	$0	1.00%	3.6%	12/31/2023	$1.04	0	$0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	4.0%	12/31/2023	$1.04	0	$0	0.25%	4.2%	12/31/2023	$1.04	0	$0	0.00%	4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,116,176	$1,074,288	121,088
Receivables: investments sold	1,467
Payables: investments purchased	-
Net assets	$1,117,643

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,117,643	1,176,240	$0.95
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.03
Band 25	-	-	1.06
Band 0	-	-	1.09
Total	$1,117,643	1,176,240

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,552)
Net investment income (loss)			(7,552)

Gain (loss) on investments:
Net realized gain (loss)			(9,544)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			52,134
Net gain (loss)			42,590

Increase (decrease) in net assets from operations			$35,038

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,552)	$2,663
Net realized gain (loss)		(9,544)	(1,702)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		52,134	(13,601)

Increase (decrease) in net assets from operations		35,038	(12,640)

Contract owner transactions:
Proceeds from units sold		1,124,399	36,650
Cost of units redeemed		(99,330)	(39,759)
Account charges		(65)	(159)
Increase (decrease)		1,025,004	(3,268)
Net increase (decrease)		1,060,042	(15,908)
Net assets, beginning		57,601	73,509
Net assets, ending		$1,117,643	$57,601

Units sold		1,222,051	39,313
Units redeemed		(109,769)	(43,027)
Net increase (decrease)		1,112,282	(3,714)
Units outstanding, beginning		63,958	67,672
Units outstanding, ending		1,176,240	63,958

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,153,483
Cost of units redeemed/account charges			(6,170,385)
Net investment income (loss)			75,950
Net realized gain (loss)			(113,861)
Realized gain distributions			130,568
Net change in unrealized appreciation (depreciation)			41,888
Net assets			$1,117,643
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	1,176	$1,118	1.25%	5.5%	12/31/2023	$0.98	0	$0	1.00%	5.8%	12/31/2023	$1.00	0	$0	0.75%	6.0%
12/31/2022	0.90	64	58	1.25%	-17.1%	12/31/2022	0.92	0	0	1.00%	-16.9%	12/31/2022	0.95	0	0	0.75%	-16.7%
12/31/2021	1.09	68	74	1.25%	-6.8%	12/31/2021	1.11	0	0	1.00%	-6.6%	12/31/2021	1.14	0	0	0.75%	-6.3%
12/31/2020	1.17	76	89	1.25%	10.8%	12/31/2020	1.19	0	0	1.00%	11.1%	12/31/2020	1.21	0	0	0.75%	11.4%
12/31/2019	1.05	401	422	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.7%	12/31/2019	1.09	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	0.50%	6.3%	12/31/2023	$1.06	0	$0	0.25%	6.6%	12/31/2023	$1.09	0	$0	0.00%	6.8%
12/31/2022	0.97	0	0	0.50%	-16.5%	12/31/2022	1.00	0	0	0.25%	-16.3%	12/31/2022	1.02	0	0	0.00%	-16.0%
12/31/2021	1.16	0	0	0.50%	-6.1%	12/31/2021	1.19	0	0	0.25%	-5.9%	12/31/2021	1.22	0	0	0.00%	-5.6%
12/31/2020	1.24	0	0	0.50%	11.7%	12/31/2020	1.26	0	0	0.25%	11.9%	12/31/2020	1.29	0	0	0.00%	12.2%
12/31/2019	1.11	0	0	0.50%	8.2%	12/31/2019	1.13	0	0	0.25%	8.5%	12/31/2019	1.15	0	0	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	5.3%
2021	1.7%
2020	0.2%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,367	$96,481	9,343
Receivables: investments sold	58
Payables: investments purchased	-
Net assets	$86,425

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,425	93,706	$0.92
Band 100	-	-	0.95
Band 75	-	-	0.98
Band 50	-	-	1.00
Band 25	-	-	1.03
Band 0	-	-	1.06
Total	$86,425	93,706

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,008)
Net investment income (loss)			(1,008)

Gain (loss) on investments:
Net realized gain (loss)			(867)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,186
Net gain (loss)			5,319

Increase (decrease) in net assets from operations			$4,311

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,008)	$3,621
Net realized gain (loss)		(867)	(1,605)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,186	(14,352)

Increase (decrease) in net assets from operations		4,311	(12,336)

Contract owner transactions:
Proceeds from units sold		6,937	49,266
Cost of units redeemed		(3,617)	(3,886)
Account charges		-	-
Increase (decrease)		3,320	45,380
Net increase (decrease)		7,631	33,044
Net assets, beginning		78,794	45,750
Net assets, ending		$86,425	$78,794

Units sold		7,879	51,515
Units redeemed		(4,087)	(4,810)
Net increase (decrease)		3,792	46,705
Units outstanding, beginning		89,914	43,209
Units outstanding, ending		93,706	89,914

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$466,078
Cost of units redeemed/account charges			(377,987)
Net investment income (loss)			6,986
Net realized gain (loss)			(4,627)
Realized gain distributions			6,089
Net change in unrealized appreciation (depreciation)			(10,114)
Net assets			$86,425
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	94	$86	1.25%	5.2%	12/31/2023	$0.95	0	$0	1.00%	5.5%	12/31/2023	$0.98	0	$0	0.75%	5.8%
12/31/2022	0.88	90	79	1.25%	-17.2%	12/31/2022	0.90	0	0	1.00%	-17.0%	12/31/2022	0.92	0	0	0.75%	-16.8%
12/31/2021	1.06	43	46	1.25%	-7.1%	12/31/2021	1.08	0	0	1.00%	-6.9%	12/31/2021	1.11	0	0	0.75%	-6.6%
12/31/2020	1.14	0	0	1.25%	10.5%	12/31/2020	1.16	0	0	1.00%	10.8%	12/31/2020	1.19	0	0	0.75%	11.1%
12/31/2019	1.03	0	0	1.25%	7.1%	12/31/2019	1.05	0	0	1.00%	7.4%	12/31/2019	1.07	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	0.50%	6.0%	12/31/2023	$1.03	0	$0	0.25%	6.3%	12/31/2023	$1.06	0	$0	0.00%	6.6%
12/31/2022	0.95	0	0	0.50%	-16.6%	12/31/2022	0.97	0	0	0.25%	-16.4%	12/31/2022	0.99	0	0	0.00%	-16.2%
12/31/2021	1.13	0	0	0.50%	-6.4%	12/31/2021	1.16	0	0	0.25%	-6.2%	12/31/2021	1.19	0	0	0.00%	-5.9%
12/31/2020	1.21	0	0	0.50%	11.3%	12/31/2020	1.24	0	0	0.25%	11.6%	12/31/2020	1.26	0	0	0.00%	11.9%
12/31/2019	1.09	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.2%	12/31/2019	1.13	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	7.2%
2021	2.3%
2020	0.0%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund R Class - 06-718

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,893	$66,994	5,856
Receivables: investments sold	90
Payables: investments purchased	-
Net assets	$55,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,983	55,532	$1.01
Band 100	-	-	1.04
Band 75	-	-	1.07
Band 50	-	-	1.10
Band 25	-	-	1.13
Band 0	-	-	1.16
Total	$55,983	55,532

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,147
Mortality & expense charges			(737)
Net investment income (loss)			1,410

Gain (loss) on investments:
Net realized gain (loss)			(10,161)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,318
Net gain (loss)			1,157

Increase (decrease) in net assets from operations			$2,567

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,410	$1,420
Net realized gain (loss)		(10,161)	(10,495)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,318	(21,894)

Increase (decrease) in net assets from operations		2,567	(30,969)

Contract owner transactions:
Proceeds from units sold		4,523	8,272
Cost of units redeemed		(38,201)	(46,770)
Account charges		(14)	(8)
Increase (decrease)		(33,692)	(38,506)
Net increase (decrease)		(31,125)	(69,475)
Net assets, beginning		87,108	156,583
Net assets, ending		$55,983	$87,108

Units sold		4,635	8,041
Units redeemed		(39,627)	(47,085)
Net increase (decrease)		(34,992)	(39,044)
Units outstanding, beginning		90,524	129,568
Units outstanding, ending		55,532	90,524

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$714,429
Cost of units redeemed/account charges			(655,808)
Net investment income (loss)			15,900
Net realized gain (loss)			(17,337)
Realized gain distributions			9,900
Net change in unrealized appreciation (depreciation)			(11,101)
Net assets			$55,983
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	56	$56	1.25%	4.8%	12/31/2023	$1.04	0	$0	1.00%	5.0%	12/31/2023	$1.07	0	$0	0.75%	5.3%
12/31/2022	0.96	91	87	1.25%	-20.4%	12/31/2022	0.99	0	0	1.00%	-20.2%	12/31/2022	1.01	0	0	0.75%	-20.0%
12/31/2021	1.21	130	157	1.25%	-3.8%	12/31/2021	1.24	0	0	1.00%	-3.5%	12/31/2021	1.26	0	0	0.75%	-3.3%
12/31/2020	1.26	249	313	1.25%	7.4%	12/31/2020	1.28	0	0	1.00%	7.6%	12/31/2020	1.31	0	0	0.75%	7.9%
12/31/2019	1.17	101	118	1.25%	10.2%	12/31/2019	1.19	0	0	1.00%	10.5%	12/31/2019	1.21	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	5.6%	12/31/2023	$1.13	0	$0	0.25%	5.8%	12/31/2023	$1.16	0	$0	0.00%	6.1%
12/31/2022	1.04	0	0	0.50%	-19.8%	12/31/2022	1.06	0	0	0.25%	-19.6%	12/31/2022	1.09	0	0	0.00%	-19.4%
12/31/2021	1.29	0	0	0.50%	-3.1%	12/31/2021	1.32	0	0	0.25%	-2.8%	12/31/2021	1.35	0	0	0.00%	-2.6%
12/31/2020	1.33	0	0	0.50%	8.2%	12/31/2020	1.36	0	0	0.25%	8.4%	12/31/2020	1.39	0	0	0.00%	8.7%
12/31/2019	1.23	0	0	0.50%	11.0%	12/31/2019	1.26	0	0	0.25%	11.3%	12/31/2019	1.28	0	0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	2.4%
2021	2.1%
2020	2.7%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Aggressive Growth Fund R Class - 06-716 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.35
Band 100	-	-	2.42
Band 75	-	-	2.49
Band 50	-	-	2.56
Band 25	-	-	2.63
Band 0	-	-	2.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,025,046
Cost of units redeemed/account charges			(2,066,409)
Net investment income (loss)			(23,746)
Net realized gain (loss)			(21,660)
Realized gain distributions			86,769
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.35	0	$0	1.25%	21.8%	12/31/2023	$2.42	0	$0	1.00%	22.1%	12/31/2023	$2.49	0	$0	0.75%	22.4%
12/31/2022	1.93	0	0	1.25%	-26.6%	12/31/2022	1.98	0	0	1.00%	-26.5%	12/31/2022	2.03	0	0	0.75%	-26.3%
12/31/2021	2.63	0	0	1.25%	6.1%	12/31/2021	2.69	0	0	1.00%	6.4%	12/31/2021	2.76	0	0	0.75%	6.7%
12/31/2020	2.48	0	0	1.25%	17.6%	12/31/2020	2.53	0	0	1.00%	17.9%	12/31/2020	2.58	0	0	0.75%	18.2%
12/31/2019	2.11	5	10	1.25%	22.3%	12/31/2019	2.15	0	0	1.00%	22.6%	12/31/2019	2.19	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.56	0	$0	0.50%	22.7%	12/31/2023	$2.63	0	$0	0.25%	23.0%	12/31/2023	$2.70	0	$0	0.00%	23.3%
12/31/2022	2.08	0	0	0.50%	-26.1%	12/31/2022	2.14	0	0	0.25%	-25.9%	12/31/2022	2.19	0	0	0.00%	-25.7%
12/31/2021	2.82	0	0	0.50%	6.9%	12/31/2021	2.88	0	0	0.25%	7.2%	12/31/2021	2.95	0	0	0.00%	7.5%
12/31/2020	2.64	0	0	0.50%	18.5%	12/31/2020	2.69	0	0	0.25%	18.8%	12/31/2020	2.75	0	0	0.00%	19.1%
12/31/2019	2.22	0	0	0.50%	23.2%	12/31/2019	2.26	0	0	0.25%	23.5%	12/31/2019	2.31	0	0	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund FI Class - 06-713

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$310,339	$332,283	32,430
Receivables: investments sold	344
Payables: investments purchased	-
Net assets	$310,683

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$310,683	297,365	$1.04
Band 100	-	-	1.07
Band 75	-	-	1.10
Band 50	-	-	1.14
Band 25	-	-	1.17
Band 0	-	-	1.20
Total	$310,683	297,365

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19,035
Mortality & expense charges			(6,065)
Net investment income (loss)			12,970

Gain (loss) on investments:
Net realized gain (loss)			(114,651)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			110,680
Net gain (loss)			(3,971)

Increase (decrease) in net assets from operations			$8,999

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,970	$9,189
Net realized gain (loss)		(114,651)	(25,624)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		110,680	(127,923)

Increase (decrease) in net assets from operations		8,999	(144,358)

Contract owner transactions:
Proceeds from units sold		246,931	40,438
Cost of units redeemed		(452,837)	(103,292)
Account charges		(109)	(123)
Increase (decrease)		(206,015)	(62,977)
Net increase (decrease)		(197,016)	(207,335)
Net assets, beginning		507,699	715,034
Net assets, ending		$310,683	$507,699

Units sold		239,478	38,305
Units redeemed		(453,234)	(101,889)
Net increase (decrease)		(213,756)	(63,584)
Units outstanding, beginning		511,121	574,705
Units outstanding, ending		297,365	511,121

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,864,780
Cost of units redeemed/account charges			(4,622,337)
Net investment income (loss)			174,653
Net realized gain (loss)			(148,366)
Realized gain distributions			63,897
Net change in unrealized appreciation (depreciation)			(21,944)
Net assets			$310,683
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	297	$311	1.25%	5.2%	12/31/2023	$1.07	0	$0	1.00%	5.4%	12/31/2023	$1.10	0	$0	0.75%	5.7%
12/31/2022	0.99	511	508	1.25%	-20.2%	12/31/2022	1.02	0	0	1.00%	-20.0%	12/31/2022	1.04	0	0	0.75%	-19.8%
12/31/2021	1.24	575	715	1.25%	-3.5%	12/31/2021	1.27	0	0	1.00%	-3.2%	12/31/2021	1.30	0	0	0.75%	-3.0%
12/31/2020	1.29	529	682	1.25%	7.7%	12/31/2020	1.32	0	0	1.00%	7.9%	12/31/2020	1.34	0	0	0.75%	8.2%
12/31/2019	1.20	478	572	1.25%	10.5%	12/31/2019	1.22	0	0	1.00%	10.8%	12/31/2019	1.24	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	6.0%	12/31/2023	$1.17	0	$0	0.25%	6.2%	12/31/2023	$1.20	0	$0	0.00%	6.5%
12/31/2022	1.07	0	0	0.50%	-19.6%	12/31/2022	1.10	0	0	0.25%	-19.4%	12/31/2022	1.13	0	0	0.00%	-19.2%
12/31/2021	1.33	0	0	0.50%	-2.8%	12/31/2021	1.36	0	0	0.25%	-2.5%	12/31/2021	1.39	0	0	0.00%	-2.3%
12/31/2020	1.37	0	0	0.50%	8.5%	12/31/2020	1.40	0	0	0.25%	8.7%	12/31/2020	1.43	0	0	0.00%	9.0%
12/31/2019	1.26	0	0	0.50%	11.3%	12/31/2019	1.29	0	0	0.25%	11.6%	12/31/2019	1.31	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.7%
2022	2.7%
2021	2.2%
2020	2.4%
2019	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Aggressive Growth Fund FI Class - 06-711

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	-	$2.43
Band 100	-	-	2.49
Band 75	-	-	2.57
Band 50	-	-	2.64
Band 25	-	-	2.71
Band 0	-	-	2.79
Total	$1	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	1
Net increase (decrease)		-	1
Net assets, beginning		1	-
Net assets, ending		$1	$1

Units sold		-	1
Units redeemed		(1)	-
Net increase (decrease)		(1)	1
Units outstanding, beginning		1	-
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$19,824,049
Cost of units redeemed/account charges			(20,251,600)
Net investment income (loss)			(203,774)
Net realized gain (loss)			107,588
Realized gain distributions			523,738
Net change in unrealized appreciation (depreciation)			-
Net assets			$1
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.43	0	$0	1.25%	22.3%	12/31/2023	$2.49	0	$0	1.00%	22.6%	12/31/2023	$2.57	0	$0	0.75%	22.9%
12/31/2022	1.98	0	0	1.25%	-26.5%	12/31/2022	2.04	0	0	1.00%	-26.3%	12/31/2022	2.09	0	0	0.75%	-26.2%
12/31/2021	2.70	0	0	1.25%	6.4%	12/31/2021	2.76	0	0	1.00%	6.7%	12/31/2021	2.83	0	0	0.75%	7.0%
12/31/2020	2.54	0	0	1.25%	18.0%	12/31/2020	2.59	0	0	1.00%	18.3%	12/31/2020	2.64	0	0	0.75%	18.6%
12/31/2019	2.15	0	0	1.25%	22.6%	12/31/2019	2.19	0	0	1.00%	23.0%	12/31/2019	2.23	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.64	0	$0	0.50%	23.2%	12/31/2023	$2.71	0	$0	0.25%	23.5%	12/31/2023	$2.79	0	$0	0.00%	23.8%
12/31/2022	2.14	0	0	0.50%	-26.0%	12/31/2022	2.20	0	0	0.25%	-25.8%	12/31/2022	2.25	0	0	0.00%	-25.6%
12/31/2021	2.89	0	0	0.50%	7.2%	12/31/2021	2.96	0	0	0.25%	7.5%	12/31/2021	3.03	0	0	0.00%	7.8%
12/31/2020	2.70	0	0	0.50%	18.9%	12/31/2020	2.75	0	0	0.25%	19.2%	12/31/2020	2.81	0	0	0.00%	19.4%
12/31/2019	2.27	0	0	0.50%	23.6%	12/31/2019	2.31	0	0	0.25%	23.9%	12/31/2019	2.35	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Value Fund A Class - 06-GJR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	1.25%	11.3%	12/31/2023	$1.03	0	$0	1.00%	11.6%	12/31/2023	$1.03	0	$0	0.75%	11.9%
12/31/2022	0.90	0	0	1.25%	-10.8%	12/31/2022	0.92	0	0	1.00%	-10.6%	12/31/2022	0.92	0	0	0.75%	-10.4%
12/31/2021	1.01	0	0	1.25%	14.1%	12/31/2021	1.03	0	0	1.00%	14.4%	12/31/2021	1.03	0	0	0.75%	14.7%
12/31/2020	0.88	0	0	1.25%	-0.6%	12/31/2020	0.90	0	0	1.00%	-0.4%	12/31/2020	0.90	0	0	0.75%	-0.2%
12/31/2019	0.89	0	0	1.25%	12.3%	12/31/2019	0.90	0	0	1.00%	12.8%	12/31/2019	0.90	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	12.2%	12/31/2023	$1.06	0	$0	0.25%	12.5%	12/31/2023	$1.08	0	$0	0.00%	12.7%
12/31/2022	0.93	0	0	0.50%	-10.2%	12/31/2022	0.94	0	0	0.25%	-9.9%	12/31/2022	0.96	0	0	0.00%	-9.7%
12/31/2021	1.04	0	0	0.50%	15.0%	12/31/2021	1.05	0	0	0.25%	15.2%	12/31/2021	1.06	0	0	0.00%	15.5%
12/31/2020	0.90	0	0	0.50%	0.1%	12/31/2020	0.91	0	0	0.25%	0.3%	12/31/2020	0.92	0	0	0.00%	0.6%
12/31/2019	0.90	0	0	0.50%	13.1%	12/31/2019	0.91	0	0	0.25%	13.4%	12/31/2019	0.91	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Value Fund IS Class - 06-GJT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$451,297
Cost of units redeemed/account charges			(411,857)
Net investment income (loss)			349
Net realized gain (loss)			(39,789)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	1.25%	11.8%	12/31/2023	$1.06	0	$0	1.00%	12.0%	12/31/2023	$1.06	0	$0	0.75%	12.3%
12/31/2022	0.92	0	0	1.25%	-10.4%	12/31/2022	0.94	0	0	1.00%	-10.2%	12/31/2022	0.94	0	0	0.75%	-10.0%
12/31/2021	1.02	0	0	1.25%	14.7%	12/31/2021	1.05	0	0	1.00%	15.0%	12/31/2021	1.05	0	0	0.75%	15.3%
12/31/2020	0.89	0	0	1.25%	-0.3%	12/31/2020	0.91	0	0	1.00%	0.0%	12/31/2020	0.91	0	0	0.75%	0.2%
12/31/2019	0.90	0	0	1.25%	12.7%	12/31/2019	0.91	0	0	1.00%	13.2%	12/31/2019	0.91	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	12.6%	12/31/2023	$1.09	0	$0	0.25%	12.9%	12/31/2023	$1.11	0	$0	0.00%	13.2%
12/31/2022	0.95	0	0	0.50%	-9.8%	12/31/2022	0.97	0	0	0.25%	-9.5%	12/31/2022	0.98	0	0	0.00%	-9.3%
12/31/2021	1.06	0	0	0.50%	15.6%	12/31/2021	1.07	0	0	0.25%	15.8%	12/31/2021	1.08	0	0	0.00%	16.1%
12/31/2020	0.91	0	0	0.50%	0.5%	12/31/2020	0.92	0	0	0.25%	0.7%	12/31/2020	0.93	0	0	0.00%	1.0%
12/31/2019	0.91	0	0	0.50%	13.5%	12/31/2019	0.91	0	0	0.25%	13.8%	12/31/2019	0.92	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund A Class - 06-GJV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,648	$49,861	1,009
Receivables: investments sold	-
Payables: investments purchased	(807)
Net assets	$51,841

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,841	26,718	$1.94
Band 100	-	-	2.00
Band 75	-	-	2.00
Band 50	-	-	2.03
Band 25	-	-	2.06
Band 0	-	-	2.09
Total	$51,841	26,718

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(543)
Net investment income (loss)			(543)

Gain (loss) on investments:
Net realized gain (loss)			54
Realized gain distributions			5,846
Net change in unrealized appreciation (depreciation)			9,915
Net gain (loss)			15,815

Increase (decrease) in net assets from operations			$15,272

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(543)	$(417)
Net realized gain (loss)		54	84
Realized gain distributions		5,846	2,798
Net change in unrealized appreciation (depreciation)		9,915	(17,011)

Increase (decrease) in net assets from operations		15,272	(14,546)

Contract owner transactions:
Proceeds from units sold		8,885	8,062
Cost of units redeemed		(5,654)	(1,241)
Account charges		(48)	(39)
Increase (decrease)		3,183	6,782
Net increase (decrease)		18,455	(7,764)
Net assets, beginning		33,386	41,150
Net assets, ending		$51,841	$33,386

Units sold		5,905	5,451
Units redeemed		(3,785)	(908)
Net increase (decrease)		2,120	4,543
Units outstanding, beginning		24,598	20,055
Units outstanding, ending		26,718	24,598

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$44,151
Cost of units redeemed/account charges			(10,129)
Net investment income (loss)			(1,877)
Net realized gain (loss)			941
Realized gain distributions			15,968
Net change in unrealized appreciation (depreciation)			2,787
Net assets			$51,841
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	27	$52	1.25%	43.0%	12/31/2023	$2.00	0	$0	1.00%	43.3%	12/31/2023	$2.00	0	$0	0.75%	43.7%
12/31/2022	1.36	25	33	1.25%	-33.9%	12/31/2022	1.39	0	0	1.00%	-33.7%	12/31/2022	1.39	0	0	0.75%	-33.5%
12/31/2021	2.05	20	41	1.25%	20.1%	12/31/2021	2.10	0	0	1.00%	20.4%	12/31/2021	2.09	0	0	0.75%	20.7%
12/31/2020	1.71	18	30	1.25%	29.2%	12/31/2020	1.75	0	0	1.00%	29.5%	12/31/2020	1.74	0	0	0.75%	29.8%
12/31/2019	1.32	16	21	1.25%	30.1%	12/31/2019	1.35	0	0	1.00%	30.7%	12/31/2019	1.34	0	0	0.75%	30.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.03	0	$0	0.50%	44.0%	12/31/2023	$2.06	0	$0	0.25%	44.4%	12/31/2023	$2.09	0	$0	0.00%	44.8%
12/31/2022	1.41	0	0	0.50%	-33.4%	12/31/2022	1.43	0	0	0.25%	-33.2%	12/31/2022	1.45	0	0	0.00%	-33.0%
12/31/2021	2.12	0	0	0.50%	21.0%	12/31/2021	2.14	0	0	0.25%	21.3%	12/31/2021	2.16	0	0	0.00%	21.6%
12/31/2020	1.75	0	0	0.50%	30.2%	12/31/2020	1.76	0	0	0.25%	30.5%	12/31/2020	1.78	0	0	0.00%	30.8%
12/31/2019	1.34	0	0	0.50%	31.0%	12/31/2019	1.35	0	0	0.25%	31.4%	12/31/2019	1.36	0	0	0.00%	31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund IS Class - 06-GJW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,394,875	$3,195,523	54,036
Receivables: investments sold	-
Payables: investments purchased	(78,111)
Net assets	$3,316,764

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,316,764	1,669,123	$1.99
Band 100	-	-	2.04
Band 75	-	-	2.05
Band 50	-	-	2.08
Band 25	-	-	2.11
Band 0	-	-	2.15
Total	$3,316,764	1,669,123

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(37,316)
Net investment income (loss)			(37,316)

Gain (loss) on investments:
Net realized gain (loss)			(32,654)
Realized gain distributions			326,190
Net change in unrealized appreciation (depreciation)			826,783
Net gain (loss)			1,120,319

Increase (decrease) in net assets from operations			$1,083,003

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37,316)	$(31,287)
Net realized gain (loss)		(32,654)	83,373
Realized gain distributions		326,190	190,719
Net change in unrealized appreciation (depreciation)		826,783	(1,270,633)

Increase (decrease) in net assets from operations		1,083,003	(1,027,828)

Contract owner transactions:
Proceeds from units sold		418,418	1,996,280
Cost of units redeemed		(773,711)	(845,147)
Account charges		(5,155)	(1,624)
Increase (decrease)		(360,448)	1,149,509
Net increase (decrease)		722,555	121,681
Net assets, beginning		2,594,209	2,472,528
Net assets, ending		$3,316,764	$2,594,209

Units sold		256,224	1,211,117
Units redeemed		(460,973)	(523,490)
Net increase (decrease)		(204,749)	687,627
Units outstanding, beginning		1,873,872	1,186,245
Units outstanding, ending		1,669,123	1,873,872

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,302,748
Cost of units redeemed/account charges			(4,088,256)
Net investment income (loss)			(109,267)
Net realized gain (loss)			156,324
Realized gain distributions			855,863
Net change in unrealized appreciation (depreciation)			199,352
Net assets			$3,316,764
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.99	1,669	$3,317	1.25%	43.5%	12/31/2023	$2.04	0	$0	1.00%	43.9%	12/31/2023	$2.05	0	$0	0.75%	44.3%
12/31/2022	1.38	1,874	2,594	1.25%	-33.6%	12/31/2022	1.42	0	0	1.00%	-33.4%	12/31/2022	1.42	0	0	0.75%	-33.2%
12/31/2021	2.08	1,186	2,473	1.25%	20.5%	12/31/2021	2.13	0	0	1.00%	20.8%	12/31/2021	2.13	0	0	0.75%	21.1%
12/31/2020	1.73	1,090	1,885	1.25%	29.7%	12/31/2020	1.77	0	0	1.00%	30.0%	12/31/2020	1.76	0	0	0.75%	30.3%
12/31/2019	1.33	1	1	1.25%	30.6%	12/31/2019	1.36	0	0	1.00%	31.2%	12/31/2019	1.35	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.08	0	$0	0.50%	44.6%	12/31/2023	$2.11	0	$0	0.25%	45.0%	12/31/2023	$2.15	0	$0	0.00%	45.3%
12/31/2022	1.44	0	0	0.50%	-33.1%	12/31/2022	1.46	0	0	0.25%	-32.9%	12/31/2022	1.48	0	0	0.00%	-32.7%
12/31/2021	2.15	0	0	0.50%	21.4%	12/31/2021	2.17	0	0	0.25%	21.7%	12/31/2021	2.19	0	0	0.00%	22.0%
12/31/2020	1.77	0	0	0.50%	30.7%	12/31/2020	1.78	0	0	0.25%	31.0%	12/31/2020	1.80	0	0	0.00%	31.3%
12/31/2019	1.36	0	0	0.50%	31.6%	12/31/2019	1.36	0	0	0.25%	31.9%	12/31/2019	1.37	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.3%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Large Cap Growth Fund R Class - 06-GJX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$289,006	$306,064	6,140
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$289,012

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$289,012	151,829	$1.90
Band 100	-	-	1.96
Band 75	-	-	1.96
Band 50	-	-	1.99
Band 25	-	-	2.02
Band 0	-	-	2.05
Total	$289,012	151,829

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,049)
Net investment income (loss)			(3,049)

Gain (loss) on investments:
Net realized gain (loss)			(950)
Realized gain distributions			34,722
Net change in unrealized appreciation (depreciation)			53,990
Net gain (loss)			87,762

Increase (decrease) in net assets from operations			$84,713

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,049)	$(3,648)
Net realized gain (loss)		(950)	(16,024)
Realized gain distributions		34,722	23,342
Net change in unrealized appreciation (depreciation)		53,990	(141,799)

Increase (decrease) in net assets from operations		84,713	(138,129)

Contract owner transactions:
Proceeds from units sold		13,545	39,572
Cost of units redeemed		(5,486)	(138,163)
Account charges		(19)	(237)
Increase (decrease)		8,040	(98,828)
Net increase (decrease)		92,753	(236,957)
Net assets, beginning		196,259	433,216
Net assets, ending		$289,012	$196,259

Units sold		8,246	24,280
Units redeemed		(3,364)	(91,250)
Net increase (decrease)		4,882	(66,970)
Units outstanding, beginning		146,947	213,917
Units outstanding, ending		151,829	146,947

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$887,672
Cost of units redeemed/account charges			(851,720)
Net investment income (loss)			(23,988)
Net realized gain (loss)			109,802
Realized gain distributions			184,304
Net change in unrealized appreciation (depreciation)			(17,058)
Net assets			$289,012
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.90	152	$289	1.25%	42.5%	12/31/2023	$1.96	0	$0	1.00%	42.9%	12/31/2023	$1.96	0	$0	0.75%	43.2%
12/31/2022	1.34	147	196	1.25%	-34.1%	12/31/2022	1.37	0	0	1.00%	-33.9%	12/31/2022	1.37	0	0	0.75%	-33.7%
12/31/2021	2.03	214	433	1.25%	19.7%	12/31/2021	2.07	0	0	1.00%	20.0%	12/31/2021	2.07	0	0	0.75%	20.3%
12/31/2020	1.69	415	703	1.25%	28.8%	12/31/2020	1.73	0	0	1.00%	29.1%	12/31/2020	1.72	0	0	0.75%	29.4%
12/31/2019	1.31	540	709	1.25%	29.7%	12/31/2019	1.34	0	0	1.00%	30.3%	12/31/2019	1.33	0	0	0.75%	30.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.99	0	$0	0.50%	43.6%	12/31/2023	$2.02	0	$0	0.25%	44.0%	12/31/2023	$2.05	0	$0	0.00%	44.3%
12/31/2022	1.39	0	0	0.50%	-33.6%	12/31/2022	1.41	0	0	0.25%	-33.4%	12/31/2022	1.42	0	0	0.00%	-33.2%
12/31/2021	2.09	0	0	0.50%	20.6%	12/31/2021	2.11	0	0	0.25%	20.9%	12/31/2021	2.13	0	0	0.00%	21.2%
12/31/2020	1.73	0	0	0.50%	29.8%	12/31/2020	1.75	0	0	0.25%	30.1%	12/31/2020	1.76	0	0	0.00%	30.4%
12/31/2019	1.34	0	0	0.50%	30.7%	12/31/2019	1.34	0	0	0.25%	31.0%	12/31/2019	1.35	0	0	0.00%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Western Asset Core Plus Bond Fund IS Class - 06-GFJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,483,623	$6,050,068	541,706
Receivables: investments sold	-
Payables: investments purchased	(293,982)
Net assets	$5,189,641

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,189,641	5,347,174	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$5,189,641	5,347,174

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$262,592
Mortality & expense charges			(75,559)
Net investment income (loss)			187,033

Gain (loss) on investments:
Net realized gain (loss)			(560,841)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			727,215
Net gain (loss)			166,374

Increase (decrease) in net assets from operations			$353,407

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$187,033	$145,606
Net realized gain (loss)		(560,841)	(514,377)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		727,215	(1,179,177)

Increase (decrease) in net assets from operations		353,407	(1,547,948)

Contract owner transactions:
Proceeds from units sold		1,441,144	5,378,145
Cost of units redeemed		(3,917,119)	(3,089,284)
Account charges		(11,049)	(11,865)
Increase (decrease)		(2,487,024)	2,276,996
Net increase (decrease)		(2,133,617)	729,048
Net assets, beginning		7,323,258	6,594,210
Net assets, ending		$5,189,641	$7,323,258

Units sold		1,562,648	5,493,531
Units redeemed		(4,183,965)	(3,275,206)
Net increase (decrease)		(2,621,317)	2,218,325
Units outstanding, beginning		7,968,491	5,750,166
Units outstanding, ending		5,347,174	7,968,491

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,904,433
Cost of units redeemed/account charges			(12,802,650)
Net investment income (loss)			511,611
Net realized gain (loss)			(989,925)
Realized gain distributions			132,617
Net change in unrealized appreciation (depreciation)			(566,445)
Net assets			$5,189,641
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	5,347	$5,190	1.25%	5.6%	12/31/2023	$0.99	0	$0	1.00%	5.9%	12/31/2023	$1.00	0	$0	0.75%	6.1%
12/31/2022	0.92	7,968	7,323	1.25%	-19.9%	12/31/2022	0.93	0	0	1.00%	-19.7%	12/31/2022	0.94	0	0	0.75%	-19.5%
12/31/2021	1.15	5,750	6,594	1.25%	-3.1%	12/31/2021	1.16	0	0	1.00%	-2.9%	12/31/2021	1.17	0	0	0.75%	-2.6%
12/31/2020	1.18	4,806	5,687	1.25%	8.2%	12/31/2020	1.19	0	0	1.00%	8.5%	12/31/2020	1.20	0	0	0.75%	8.7%
12/31/2019	1.09	1,574	1,721	1.25%	10.9%	12/31/2019	1.10	0	0	1.00%	11.2%	12/31/2019	1.11	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	6.4%	12/31/2023	$1.04	0	$0	0.25%	6.7%	12/31/2023	$1.05	0	$0	0.00%	6.9%
12/31/2022	0.96	0	0	0.50%	-19.3%	12/31/2022	0.97	0	0	0.25%	-19.1%	12/31/2022	0.98	0	0	0.00%	-18.9%
12/31/2021	1.19	0	0	0.50%	-2.4%	12/31/2021	1.20	0	0	0.25%	-2.1%	12/31/2021	1.21	0	0	0.00%	-1.9%
12/31/2020	1.22	0	0	0.50%	9.0%	12/31/2020	1.23	0	0	0.25%	9.3%	12/31/2020	1.24	0	0	0.00%	9.6%
12/31/2019	1.11	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	12.1%	12/31/2019	1.13	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.2%
2022	3.4%
2021	2.7%
2020	2.4%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,988	$52,479	4,893
Receivables: investments sold	-
Payables: investments purchased	(83)
Net assets	$45,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,905	46,692	$0.98
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$45,905	46,692

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$39
Mortality & expense charges			(506)
Net investment income (loss)			(467)

Gain (loss) on investments:
Net realized gain (loss)			(90)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,201
Net gain (loss)			3,111

Increase (decrease) in net assets from operations			$2,644

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(467)	$1,917
Net realized gain (loss)		(90)	(109)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,201	(8,945)

Increase (decrease) in net assets from operations		2,644	(7,137)

Contract owner transactions:
Proceeds from units sold		5,418	3,043
Cost of units redeemed		(103)	(511)
Account charges		-	-
Increase (decrease)		5,315	2,532
Net increase (decrease)		7,959	(4,605)
Net assets, beginning		37,946	42,551
Net assets, ending		$45,905	$37,946

Units sold		5,851	3,204
Units redeemed		(104)	(498)
Net increase (decrease)		5,747	2,706
Units outstanding, beginning		40,945	38,239
Units outstanding, ending		46,692	40,945

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$51,328
Cost of units redeemed/account charges			(614)
Net investment income (loss)			1,881
Net realized gain (loss)			(199)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,491)
Net assets			$45,905
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	47	$46	1.25%	6.1%	12/31/2023	$1.00	0	$0	1.00%	6.4%	12/31/2023	$1.01	0	$0	0.75%	6.6%
12/31/2022	0.93	41	38	1.25%	-16.7%	12/31/2022	0.94	0	0	1.00%	-16.5%	12/31/2022	0.95	0	0	0.75%	-16.3%
12/31/2021	1.11	38	43	1.25%	-6.4%	12/31/2021	1.12	0	0	1.00%	-6.2%	12/31/2021	1.13	0	0	0.75%	-6.0%
12/31/2020	1.19	0	0	1.25%	11.3%	12/31/2020	1.20	0	0	1.00%	11.5%	12/31/2020	1.20	0	0	0.75%	11.8%
12/31/2019	1.07	0	0	1.25%	7.9%	12/31/2019	1.07	0	0	1.00%	8.1%	12/31/2019	1.08	0	0	0.75%	8.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	6.9%	12/31/2023	$1.04	0	$0	0.25%	7.1%	12/31/2023	$1.05	0	$0	0.00%	7.4%
12/31/2022	0.96	0	0	0.50%	-16.1%	12/31/2022	0.97	0	0	0.25%	-15.9%	12/31/2022	0.98	0	0	0.00%	-15.7%
12/31/2021	1.14	0	0	0.50%	-5.7%	12/31/2021	1.15	0	0	0.25%	-5.5%	12/31/2021	1.16	0	0	0.00%	-5.3%
12/31/2020	1.21	0	0	0.50%	12.1%	12/31/2020	1.22	0	0	0.25%	12.4%	12/31/2020	1.22	0	0	0.00%	12.7%
12/31/2019	1.08	0	0	0.50%	8.7%	12/31/2019	1.08	0	0	0.25%	8.9%	12/31/2019	1.09	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	6.0%
2021	2.6%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund IS Class - 06-3G6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,787,845	$8,767,581	321,843
Receivables: investments sold	76,661
Payables: investments purchased	-
Net assets	$9,864,506

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,864,506	5,849,179	$1.69
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$9,864,506	5,849,179

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$97,521
Mortality & expense charges			(114,089)
Net investment income (loss)			(16,568)

Gain (loss) on investments:
Net realized gain (loss)			75,754
Realized gain distributions			334,738
Net change in unrealized appreciation (depreciation)			1,146,622
Net gain (loss)			1,557,114

Increase (decrease) in net assets from operations			$1,540,546

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,568)	$(7,862)
Net realized gain (loss)		75,754	35,988
Realized gain distributions		334,738	615,368
Net change in unrealized appreciation (depreciation)		1,146,622	(1,887,837)

Increase (decrease) in net assets from operations		1,540,546	(1,244,343)

Contract owner transactions:
Proceeds from units sold		839,491	730,894
Cost of units redeemed		(851,914)	(356,855)
Account charges		(19,775)	(18,196)
Increase (decrease)		(32,198)	355,843
Net increase (decrease)		1,508,348	(888,500)
Net assets, beginning		8,356,158	9,244,658
Net assets, ending		$9,864,506	$8,356,158

Units sold		537,664	505,833
Units redeemed		(554,650)	(260,307)
Net increase (decrease)		(16,986)	245,526
Units outstanding, beginning		5,866,165	5,620,639
Units outstanding, ending		5,849,179	5,866,165

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,488,086
Cost of units redeemed/account charges			(2,595,299)
Net investment income (loss)			(57,720)
Net realized gain (loss)			277,686
Realized gain distributions			1,731,489
Net change in unrealized appreciation (depreciation)			1,020,264
Net assets			$9,864,506
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	5,849	$9,865	1.25%	18.4%	12/31/2023	$1.71	0	$0	1.00%	18.7%	12/31/2023	$1.73	0	$0	0.75%	19.0%
12/31/2022	1.42	5,866	8,356	1.25%	-13.4%	12/31/2022	1.44	0	0	1.00%	-13.2%	12/31/2022	1.46	0	0	0.75%	-13.0%
12/31/2021	1.64	5,621	9,245	1.25%	22.5%	12/31/2021	1.66	0	0	1.00%	22.8%	12/31/2021	1.67	0	0	0.75%	23.1%
12/31/2020	1.34	5,728	7,691	1.25%	13.5%	12/31/2020	1.35	0	0	1.00%	13.8%	12/31/2020	1.36	0	0	0.75%	14.1%
12/31/2019	1.18	5,550	6,567	1.25%	28.7%	12/31/2019	1.19	0	0	1.00%	29.0%	12/31/2019	1.19	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	0.50%	19.3%	12/31/2023	$1.78	0	$0	0.25%	19.6%	12/31/2023	$1.80	0	$0	0.00%	19.9%
12/31/2022	1.47	0	0	0.50%	-12.7%	12/31/2022	1.49	0	0	0.25%	-12.5%	12/31/2022	1.51	0	0	0.00%	-12.3%
12/31/2021	1.69	0	0	0.50%	23.4%	12/31/2021	1.70	0	0	0.25%	23.7%	12/31/2021	1.72	0	0	0.00%	24.0%
12/31/2020	1.37	0	0	0.50%	14.3%	12/31/2020	1.38	0	0	0.25%	14.6%	12/31/2020	1.38	0	0	0.00%	14.9%
12/31/2019	1.20	0	0	0.50%	29.7%	12/31/2019	1.20	0	0	0.25%	30.0%	12/31/2019	1.20	0	0	0.00%	30.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.1%
2021	0.9%
2020	1.2%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Sustainability Leaders Fund IS Class - 06-3XF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,206,659	$2,228,424	90,224
Receivables: investments sold	-
Payables: investments purchased	(35,857)
Net assets	$2,170,802

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,170,802	1,222,633	$1.78
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.84
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$2,170,802	1,222,633

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,360
Mortality & expense charges			(24,255)
Net investment income (loss)			(7,895)

Gain (loss) on investments:
Net realized gain (loss)			(13,239)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			303,558
Net gain (loss)			290,319

Increase (decrease) in net assets from operations			$282,424

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,895)	$(12,412)
Net realized gain (loss)		(13,239)	(28,871)
Realized gain distributions		-	1,229
Net change in unrealized appreciation (depreciation)		303,558	(334,659)

Increase (decrease) in net assets from operations		282,424	(374,713)

Contract owner transactions:
Proceeds from units sold		280,638	746,578
Cost of units redeemed		(141,191)	(114,919)
Account charges		(7,905)	(5,878)
Increase (decrease)		131,542	625,781
Net increase (decrease)		413,966	251,068
Net assets, beginning		1,756,836	1,505,768
Net assets, ending		$2,170,802	$1,756,836

Units sold		172,518	453,963
Units redeemed		(89,965)	(77,672)
Net increase (decrease)		82,553	376,291
Units outstanding, beginning		1,140,080	763,789
Units outstanding, ending		1,222,633	1,140,080

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,535,098
Cost of units redeemed/account charges			(300,164)
Net investment income (loss)			(16,246)
Net realized gain (loss)			(42,131)
Realized gain distributions			16,010
Net change in unrealized appreciation (depreciation)			(21,765)
Net assets			$2,170,802
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	1,223	$2,171	1.25%	15.2%	12/31/2023	$1.80	0	$0	1.00%	15.5%	12/31/2023	$1.82	0	$0	0.75%	15.8%
12/31/2022	1.54	1,140	1,757	1.25%	-21.8%	12/31/2022	1.55	0	0	1.00%	-21.6%	12/31/2022	1.57	0	0	0.75%	-21.4%
12/31/2021	1.97	764	1,506	1.25%	23.2%	12/31/2021	1.98	0	0	1.00%	23.5%	12/31/2021	2.00	0	0	0.75%	23.8%
12/31/2020	1.60	0	0	1.25%	34.1%	12/31/2020	1.61	0	0	1.00%	34.4%	12/31/2020	1.61	0	0	0.75%	34.8%
12/31/2019	1.19	0	0	1.25%	19.3%	12/31/2019	1.19	0	0	1.00%	19.5%	12/31/2019	1.20	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.84	0	$0	0.50%	16.1%	12/31/2023	$1.86	0	$0	0.25%	16.4%	12/31/2023	$1.88	0	$0	0.00%	16.7%
12/31/2022	1.58	0	0	0.50%	-21.2%	12/31/2022	1.60	0	0	0.25%	-21.1%	12/31/2022	1.61	0	0	0.00%	-20.9%
12/31/2021	2.01	0	0	0.50%	24.2%	12/31/2021	2.02	0	0	0.25%	24.5%	12/31/2021	2.04	0	0	0.00%	24.8%
12/31/2020	1.62	0	0	0.50%	35.1%	12/31/2020	1.63	0	0	0.25%	35.4%	12/31/2020	1.63	0	0	0.00%	35.8%
12/31/2019	1.20	0	0	0.50%	19.8%	12/31/2019	1.20	0	0	0.25%	20.0%	12/31/2019	1.20	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.4%
2021	0.9%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge International Growth Fund IS Class - 06-3XJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,804,299	$2,620,844	45,922
Receivables: investments sold	-
Payables: investments purchased	(5,298)
Net assets	$2,799,001

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,799,001	2,209,674	$1.27
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$2,799,001	2,209,674

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$37,448
Mortality & expense charges			(28,661)
Net investment income (loss)			8,787

Gain (loss) on investments:
Net realized gain (loss)			(1,249)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			269,662
Net gain (loss)			268,413

Increase (decrease) in net assets from operations			$277,200

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,787	$5,502
Net realized gain (loss)		(1,249)	(45,639)
Realized gain distributions		-	535
Net change in unrealized appreciation (depreciation)		269,662	(100,479)

Increase (decrease) in net assets from operations		277,200	(140,081)

Contract owner transactions:
Proceeds from units sold		1,069,078	2,837,398
Cost of units redeemed		(419,150)	(1,065,807)
Account charges		(6,960)	(4,858)
Increase (decrease)		642,968	1,766,733
Net increase (decrease)		920,168	1,626,652
Net assets, beginning		1,878,833	252,181
Net assets, ending		$2,799,001	$1,878,833

Units sold		901,318	4,431,335
Units redeemed		(367,566)	(2,930,666)
Net increase (decrease)		533,752	1,500,669
Units outstanding, beginning		1,675,922	175,253
Units outstanding, ending		2,209,674	1,675,922

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,222,852
Cost of units redeemed/account charges			(1,598,585)
Net investment income (loss)			12,317
Net realized gain (loss)			(26,160)
Realized gain distributions			5,122
Net change in unrealized appreciation (depreciation)			183,455
Net assets			$2,799,001
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	2,210	$2,799	1.25%	13.0%	12/31/2023	$1.28	0	$0	1.00%	13.3%	12/31/2023	$1.30	0	$0	0.75%	13.6%
12/31/2022	1.12	1,676	1,879	1.25%	-22.1%	12/31/2022	1.13	0	0	1.00%	-21.9%	12/31/2022	1.14	0	0	0.75%	-21.7%
12/31/2021	1.44	175	252	1.25%	2.8%	12/31/2021	1.45	0	0	1.00%	3.1%	12/31/2021	1.46	0	0	0.75%	3.3%
12/31/2020	1.40	100	140	1.25%	23.5%	12/31/2020	1.41	0	0	1.00%	23.8%	12/31/2020	1.41	0	0	0.75%	24.1%
12/31/2019	1.13	78	88	1.25%	13.4%	12/31/2019	1.14	0	0	1.00%	13.5%	12/31/2019	1.14	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	13.8%	12/31/2023	$1.33	0	$0	0.25%	14.1%	12/31/2023	$1.34	0	$0	0.00%	14.4%
12/31/2022	1.15	0	0	0.50%	-21.5%	12/31/2022	1.16	0	0	0.25%	-21.3%	12/31/2022	1.17	0	0	0.00%	-21.1%
12/31/2021	1.47	0	0	0.50%	3.6%	12/31/2021	1.48	0	0	0.25%	3.8%	12/31/2021	1.49	0	0	0.00%	4.1%
12/31/2020	1.42	0	0	0.50%	24.4%	12/31/2020	1.42	0	0	0.25%	24.7%	12/31/2020	1.43	0	0	0.00%	25.0%
12/31/2019	1.14	0	0	0.50%	13.9%	12/31/2019	1.14	0	0	0.25%	14.0%	12/31/2019	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.6%
2021	0.6%
2020	0.3%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Mid Cap I Class - 06-47N

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,443,824	$16,131,484	391,633
Receivables: investments sold	-
Payables: investments purchased	(91,784)
Net assets	$15,352,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,352,040	11,483,690	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$15,352,040	11,483,690

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,561
Mortality & expense charges			(173,638)
Net investment income (loss)			(160,077)

Gain (loss) on investments:
Net realized gain (loss)			(166,108)
Realized gain distributions			237,235
Net change in unrealized appreciation (depreciation)			1,781,245
Net gain (loss)			1,852,372

Increase (decrease) in net assets from operations			$1,692,295

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(160,077)	$(90,748)
Net realized gain (loss)		(166,108)	(62,572)
Realized gain distributions		237,235	519,958
Net change in unrealized appreciation (depreciation)		1,781,245	(2,465,276)

Increase (decrease) in net assets from operations		1,692,295	(2,098,638)

Contract owner transactions:
Proceeds from units sold		3,185,604	16,255,432
Cost of units redeemed		(2,430,038)	(1,239,468)
Account charges		(43,382)	(35,246)
Increase (decrease)		712,184	14,980,718
Net increase (decrease)		2,404,479	12,882,080
Net assets, beginning		12,947,561	65,481
Net assets, ending		$15,352,040	$12,947,561

Units sold		2,657,604	11,907,291
Units redeemed		(2,058,654)	(1,063,327)
Net increase (decrease)		598,950	10,843,964
Units outstanding, beginning		10,884,740	40,776
Units outstanding, ending		11,483,690	10,884,740

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$19,515,508
Cost of units redeemed/account charges			(3,760,909)
Net investment income (loss)			(251,089)
Net realized gain (loss)			(227,347)
Realized gain distributions			763,537
Net change in unrealized appreciation (depreciation)			(687,660)
Net assets			$15,352,040
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	11,484	$15,352	1.25%	12.4%	12/31/2023	$1.35	0	$0	1.00%	12.7%	12/31/2023	$1.37	0	$0	0.75%	12.9%
12/31/2022	1.19	10,885	12,948	1.25%	-25.9%	12/31/2022	1.20	0	0	1.00%	-25.7%	12/31/2022	1.21	0	0	0.75%	-25.6%
12/31/2021	1.61	41	65	1.25%	27.3%	12/31/2021	1.62	0	0	1.00%	27.6%	12/31/2021	1.62	0	0	0.75%	27.9%
12/31/2020	1.26	0	0	1.25%	15.0%	12/31/2020	1.27	0	0	1.00%	15.3%	12/31/2020	1.27	0	0	0.75%	15.6%
12/31/2019	1.10	0	0	1.25%	9.7%	12/31/2019	1.10	0	0	1.00%	9.8%	12/31/2019	1.10	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	13.2%	12/31/2023	$1.40	0	$0	0.25%	13.5%	12/31/2023	$1.41	0	$0	0.00%	13.8%
12/31/2022	1.22	0	0	0.50%	-25.4%	12/31/2022	1.23	0	0	0.25%	-25.2%	12/31/2022	1.24	0	0	0.00%	-25.0%
12/31/2021	1.63	0	0	0.50%	28.3%	12/31/2021	1.64	0	0	0.25%	28.6%	12/31/2021	1.65	0	0	0.00%	28.9%
12/31/2020	1.27	0	0	0.50%	15.9%	12/31/2020	1.28	0	0	0.25%	16.2%	12/31/2020	1.28	0	0	0.00%	16.5%
12/31/2019	1.10	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.4%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Sm Cap Gr Inst Class - 06-64M

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$221,600	$208,419	5,484
Receivables: investments sold	838
Payables: investments purchased	-
Net assets	$222,438

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$222,438	300,540	$0.74
Band 100	-	-	0.74
Band 75	-	-	0.75
Band 50	-	-	0.75
Band 25	-	-	0.76
Band 0	-	-	0.76
Total	$222,438	300,540

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,637)
Net investment income (loss)			(1,637)

Gain (loss) on investments:
Net realized gain (loss)			(399)
Realized gain distributions			830
Net change in unrealized appreciation (depreciation)			14,687
Net gain (loss)			15,118

Increase (decrease) in net assets from operations			$13,481

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,637)	$(90)
Net realized gain (loss)		(399)	(18)
Realized gain distributions		830	-
Net change in unrealized appreciation (depreciation)		14,687	(1,506)

Increase (decrease) in net assets from operations		13,481	(1,614)

Contract owner transactions:
Proceeds from units sold		202,356	10,002
Cost of units redeemed		(1,634)	(72)
Account charges		(78)	(3)
Increase (decrease)		200,644	9,927
Net increase (decrease)		214,125	8,313
Net assets, beginning		8,313	-
Net assets, ending		$222,438	$8,313

Units sold		290,802	12,209
Units redeemed		(2,365)	(106)
Net increase (decrease)		288,437	12,103
Units outstanding, beginning		12,103	-
Units outstanding, ending		300,540	12,103

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$212,358
Cost of units redeemed/account charges			(1,787)
Net investment income (loss)			(1,727)
Net realized gain (loss)			(417)
Realized gain distributions			830
Net change in unrealized appreciation (depreciation)			13,181
Net assets			$222,438
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.74	301	$222	1.25%	7.8%	12/31/2023	$0.74	0	$0	1.00%	8.0%	12/31/2023	$0.75	0	$0	0.75%	8.3%
12/31/2022	0.69	12	8	1.25%	-29.4%	12/31/2022	0.69	0	0	1.00%	-29.3%	12/31/2022	0.69	0	0	0.75%	-29.1%
12/31/2021	0.97	0	0	1.25%	-2.7%	12/31/2021	0.97	0	0	1.00%	-2.6%	12/31/2021	0.97	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.75	0	$0	0.50%	8.6%	12/31/2023	$0.76	0	$0	0.25%	8.8%	12/31/2023	$0.76	0	$0	0.00%	9.1%
12/31/2022	0.69	0	0	0.50%	-28.9%	12/31/2022	0.70	0	0	0.25%	-28.7%	12/31/2022	0.70	0	0	0.00%	-28.5%
12/31/2021	0.98	0	0	0.50%	-2.5%	12/31/2021	0.98	0	0	0.25%	-2.4%	12/31/2021	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund R Class - 06-717

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,859	$37,296	1,277
Receivables: investments sold	547
Payables: investments purchased	-
Net assets	$39,406

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,406	12,611	$3.12
Band 100	-	-	3.21
Band 75	-	-	3.30
Band 50	-	-	3.40
Band 25	-	-	3.49
Band 0	-	-	3.59
Total	$39,406	12,611

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$111
Mortality & expense charges			(470)
Net investment income (loss)			(359)

Gain (loss) on investments:
Net realized gain (loss)			10
Realized gain distributions			1,297
Net change in unrealized appreciation (depreciation)			5,187
Net gain (loss)			6,494

Increase (decrease) in net assets from operations			$6,135

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(359)	$(206)
Net realized gain (loss)		10	299
Realized gain distributions		1,297	2,584
Net change in unrealized appreciation (depreciation)		5,187	(6,571)

Increase (decrease) in net assets from operations		6,135	(3,894)

Contract owner transactions:
Proceeds from units sold		6,391	25,384
Cost of units redeemed		(8,030)	(2,623)
Account charges		(51)	(23)
Increase (decrease)		(1,690)	22,738
Net increase (decrease)		4,445	18,844
Net assets, beginning		34,961	16,117
Net assets, ending		$39,406	$34,961

Units sold		2,208	8,942
Units redeemed		(2,755)	(1,001)
Net increase (decrease)		(547)	7,941
Units outstanding, beginning		13,158	5,217
Units outstanding, ending		12,611	13,158

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$473,227
Cost of units redeemed/account charges			(511,179)
Net investment income (loss)			(4,474)
Net realized gain (loss)			55,388
Realized gain distributions			24,881
Net change in unrealized appreciation (depreciation)			1,563
Net assets			$39,406
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.12	13	$39	1.25%	17.6%	12/31/2023	$3.21	0	$0	1.00%	17.9%	12/31/2023	$3.30	0	$0	0.75%	18.2%
12/31/2022	2.66	13	35	1.25%	-14.0%	12/31/2022	2.73	0	0	1.00%	-13.8%	12/31/2022	2.80	0	0	0.75%	-13.6%
12/31/2021	3.09	5	16	1.25%	21.6%	12/31/2021	3.16	0	0	1.00%	21.9%	12/31/2021	3.23	0	0	0.75%	22.3%
12/31/2020	2.54	7	17	1.25%	12.7%	12/31/2020	2.59	0	0	1.00%	13.0%	12/31/2020	2.65	0	0	0.75%	13.3%
12/31/2019	2.25	0	0	1.25%	27.8%	12/31/2019	2.29	0	0	1.00%	28.1%	12/31/2019	2.34	0	0	0.75%	28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.40	0	$0	0.50%	18.5%	12/31/2023	$3.49	0	$0	0.25%	18.8%	12/31/2023	$3.59	0	$0	0.00%	19.1%
12/31/2022	2.87	0	0	0.50%	-13.4%	12/31/2022	2.94	0	0	0.25%	-13.1%	12/31/2022	3.02	0	0	0.00%	-12.9%
12/31/2021	3.31	0	0	0.50%	22.6%	12/31/2021	3.38	0	0	0.25%	22.9%	12/31/2021	3.46	0	0	0.00%	23.2%
12/31/2020	2.70	0	0	0.50%	13.6%	12/31/2020	2.75	0	0	0.25%	13.8%	12/31/2020	2.81	0	0	0.00%	14.1%
12/31/2019	2.38	0	0	0.50%	28.7%	12/31/2019	2.42	0	0	0.25%	29.0%	12/31/2019	2.46	0	0	0.00%	29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.6%
2021	0.0%
2020	0.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Appreciation Fund FI Class - 06-712

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$324,766	$294,362	10,429
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$324,767

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$324,767	100,771	$3.22
Band 100	-	-	3.31
Band 75	-	-	3.41
Band 50	-	-	3.50
Band 25	-	-	3.60
Band 0	-	-	3.70
Total	$324,767	100,771

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,798
Mortality & expense charges			(3,386)
Net investment income (loss)			(1,588)

Gain (loss) on investments:
Net realized gain (loss)			2,339
Realized gain distributions			10,744
Net change in unrealized appreciation (depreciation)			33,014
Net gain (loss)			46,097

Increase (decrease) in net assets from operations			$44,509

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,588)	$(1,003)
Net realized gain (loss)		2,339	3,349
Realized gain distributions		10,744	14,242
Net change in unrealized appreciation (depreciation)		33,014	(45,478)

Increase (decrease) in net assets from operations		44,509	(28,890)

Contract owner transactions:
Proceeds from units sold		114,329	42,875
Cost of units redeemed		(30,487)	(21,223)
Account charges		(211)	(276)
Increase (decrease)		83,631	21,376
Net increase (decrease)		128,140	(7,514)
Net assets, beginning		196,627	204,141
Net assets, ending		$324,767	$196,627

Units sold		39,114	16,267
Units redeemed		(10,219)	(8,782)
Net increase (decrease)		28,895	7,485
Units outstanding, beginning		71,876	64,391
Units outstanding, ending		100,771	71,876

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,547,633
Cost of units redeemed/account charges			(2,703,457)
Net investment income (loss)			(24,583)
Net realized gain (loss)			262,708
Realized gain distributions			212,062
Net change in unrealized appreciation (depreciation)			30,404
Net assets			$324,767
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.22	101	$325	1.25%	17.8%	12/31/2023	$3.31	0	$0	1.00%	18.1%	12/31/2023	$3.41	0	$0	0.75%	18.4%
12/31/2022	2.74	72	197	1.25%	-13.7%	12/31/2022	2.81	0	0	1.00%	-13.5%	12/31/2022	2.88	0	0	0.75%	-13.3%
12/31/2021	3.17	64	204	1.25%	22.0%	12/31/2021	3.24	0	0	1.00%	22.3%	12/31/2021	3.32	0	0	0.75%	22.6%
12/31/2020	2.60	76	197	1.25%	12.9%	12/31/2020	2.65	0	0	1.00%	13.2%	12/31/2020	2.71	0	0	0.75%	13.5%
12/31/2019	2.30	422	971	1.25%	28.1%	12/31/2019	2.34	0	0	1.00%	28.4%	12/31/2019	2.38	0	0	0.75%	28.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.50	0	$0	0.50%	18.7%	12/31/2023	$3.60	0	$0	0.25%	19.0%	12/31/2023	$3.70	0	$0	0.00%	19.3%
12/31/2022	2.95	0	0	0.50%	-13.1%	12/31/2022	3.03	0	0	0.25%	-12.8%	12/31/2022	3.10	0	0	0.00%	-12.6%
12/31/2021	3.39	0	0	0.50%	22.9%	12/31/2021	3.47	0	0	0.25%	23.2%	12/31/2021	3.55	0	0	0.00%	23.5%
12/31/2020	2.76	0	0	0.50%	13.8%	12/31/2020	2.82	0	0	0.25%	14.1%	12/31/2020	2.88	0	0	0.00%	14.4%
12/31/2019	2.43	0	0	0.50%	29.1%	12/31/2019	2.47	0	0	0.25%	29.4%	12/31/2019	2.52	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.7%
2021	0.3%
2020	0.2%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,044,551	$1,075,564	62,764
Receivables: investments sold	-
Payables: investments purchased	(776)
Net assets	$1,043,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,043,775	784,300	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$1,043,775	784,300

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$27,986
Mortality & expense charges			(10,376)
Net investment income (loss)			17,610

Gain (loss) on investments:
Net realized gain (loss)			(50,628)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			136,057
Net gain (loss)			85,429

Increase (decrease) in net assets from operations			$103,039

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,610	$13,293
Net realized gain (loss)		(50,628)	7,211
Realized gain distributions		-	31,839
Net change in unrealized appreciation (depreciation)		136,057	(327,968)

Increase (decrease) in net assets from operations		103,039	(275,625)

Contract owner transactions:
Proceeds from units sold		413,783	135,558
Cost of units redeemed		(251,086)	(93,287)
Account charges		(1,087)	(893)
Increase (decrease)		161,610	41,378
Net increase (decrease)		264,649	(234,247)
Net assets, beginning		779,126	1,013,373
Net assets, ending		$1,043,775	$779,126

Units sold		339,537	102,651
Units redeemed		(209,916)	(68,346)
Net increase (decrease)		129,621	34,305
Units outstanding, beginning		654,679	620,374
Units outstanding, ending		784,300	654,679

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,597,454
Cost of units redeemed/account charges			(591,559)
Net investment income (loss)			43,467
Net realized gain (loss)			(37,362)
Realized gain distributions			62,788
Net change in unrealized appreciation (depreciation)			(31,013)
Net assets			$1,043,775
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	784	$1,044	1.25%	11.8%	12/31/2023	$1.35	0	$0	1.00%	12.1%	12/31/2023	$1.37	0	$0	0.75%	12.4%
12/31/2022	1.19	655	779	1.25%	-27.1%	12/31/2022	1.20	0	0	1.00%	-27.0%	12/31/2022	1.22	0	0	0.75%	-26.8%
12/31/2021	1.63	620	1,013	1.25%	40.4%	12/31/2021	1.65	0	0	1.00%	40.8%	12/31/2021	1.66	0	0	0.75%	41.1%
12/31/2020	1.16	356	414	1.25%	-2.9%	12/31/2020	1.17	0	0	1.00%	-2.6%	12/31/2020	1.18	0	0	0.75%	-2.4%
12/31/2019	1.20	81	97	1.25%	30.0%	12/31/2019	1.20	0	0	1.00%	30.3%	12/31/2019	1.21	0	0	0.75%	30.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	12.7%	12/31/2023	$1.40	0	$0	0.25%	12.9%	12/31/2023	$1.42	0	$0	0.00%	13.2%
12/31/2022	1.23	0	0	0.50%	-26.6%	12/31/2022	1.24	0	0	0.25%	-26.4%	12/31/2022	1.26	0	0	0.00%	-26.2%
12/31/2021	1.67	0	0	0.50%	41.5%	12/31/2021	1.69	0	0	0.25%	41.8%	12/31/2021	1.70	0	0	0.00%	42.2%
12/31/2020	1.18	0	0	0.50%	-2.2%	12/31/2020	1.19	0	0	0.25%	-1.9%	12/31/2020	1.20	0	0	0.00%	-1.7%
12/31/2019	1.21	0	0	0.50%	31.0%	12/31/2019	1.21	0	0	0.25%	31.3%	12/31/2019	1.22	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.7%
2021	1.5%
2020	4.4%
2019	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Realty Shares Fund - 06-3KV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$918,417	$939,412	13,835
Receivables: investments sold	-
Payables: investments purchased	(40,433)
Net assets	$877,984

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$877,984	652,595	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$877,984	652,595

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$41,090
Mortality & expense charges			(16,405)
Net investment income (loss)			24,685

Gain (loss) on investments:
Net realized gain (loss)			(189,745)
Realized gain distributions			5,007
Net change in unrealized appreciation (depreciation)			298,113
Net gain (loss)			113,375

Increase (decrease) in net assets from operations			$138,060

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,685	$27,014
Net realized gain (loss)		(189,745)	(24,063)
Realized gain distributions		5,007	57,795
Net change in unrealized appreciation (depreciation)		298,113	(321,918)

Increase (decrease) in net assets from operations		138,060	(261,172)

Contract owner transactions:
Proceeds from units sold		308,399	2,132,768
Cost of units redeemed		(1,246,624)	(221,085)
Account charges		(5,352)	(2,290)
Increase (decrease)		(943,577)	1,909,393
Net increase (decrease)		(805,517)	1,648,221
Net assets, beginning		1,683,501	35,280
Net assets, ending		$877,984	$1,683,501

Units sold		256,338	1,549,216
Units redeemed		(996,188)	(178,395)
Net increase (decrease)		(739,850)	1,370,821
Units outstanding, beginning		1,392,445	21,624
Units outstanding, ending		652,595	1,392,445

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,472,715
Cost of units redeemed/account charges			(1,475,389)
Net investment income (loss)			51,840
Net realized gain (loss)			(213,765)
Realized gain distributions			63,578
Net change in unrealized appreciation (depreciation)			(20,995)
Net assets			$877,984
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	653	$878	1.25%	11.3%	12/31/2023	$1.36	0	$0	1.00%	11.6%	12/31/2023	$1.38	0	$0	0.75%	11.8%
12/31/2022	1.21	1,392	1,684	1.25%	-25.9%	12/31/2022	1.22	0	0	1.00%	-25.7%	12/31/2022	1.24	0	0	0.75%	-25.5%
12/31/2021	1.63	22	35	1.25%	40.8%	12/31/2021	1.64	0	0	1.00%	41.2%	12/31/2021	1.66	0	0	0.75%	41.5%
12/31/2020	1.16	0	0	1.25%	-4.1%	12/31/2020	1.17	0	0	1.00%	-3.9%	12/31/2020	1.17	0	0	0.75%	-3.6%
12/31/2019	1.21	0	0	1.25%	31.3%	12/31/2019	1.21	0	0	1.00%	31.6%	12/31/2019	1.22	0	0	0.75%	31.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	12.1%	12/31/2023	$1.42	0	$0	0.25%	12.4%	12/31/2023	$1.44	0	$0	0.00%	12.7%
12/31/2022	1.25	0	0	0.50%	-25.3%	12/31/2022	1.26	0	0	0.25%	-25.2%	12/31/2022	1.28	0	0	0.00%	-25.0%
12/31/2021	1.67	0	0	0.50%	41.9%	12/31/2021	1.69	0	0	0.25%	42.3%	12/31/2021	1.70	0	0	0.00%	42.6%
12/31/2020	1.18	0	0	0.50%	-3.4%	12/31/2020	1.19	0	0	0.25%	-3.1%	12/31/2020	1.19	0	0	0.00%	-2.9%
12/31/2019	1.22	0	0	0.50%	32.2%	12/31/2019	1.22	0	0	0.25%	32.6%	12/31/2019	1.23	0	0	0.00%	32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	4.8%
2021	1.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Global Infra A Class - 06-4VC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	1.25%	0.8%	12/31/2023	$1.02	0	$0	1.00%	1.1%	12/31/2023	$1.03	0	$0	0.75%	1.3%
12/31/2022	1.01	0	0	1.25%	-6.4%	12/31/2022	1.01	0	0	1.00%	-6.1%	12/31/2022	1.02	0	0	0.75%	-5.9%
12/31/2021	1.08	0	0	1.25%	7.6%	12/31/2021	1.08	0	0	1.00%	7.7%	12/31/2021	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	1.6%	12/31/2023	$1.04	0	$0	0.25%	1.8%	12/31/2023	$1.05	0	$0	0.00%	2.1%
12/31/2022	1.02	0	0	0.50%	-5.7%	12/31/2022	1.02	0	0	0.25%	-5.4%	12/31/2022	1.03	0	0	0.00%	-5.2%
12/31/2021	1.08	0	0	0.50%	8.1%	12/31/2021	1.08	0	0	0.25%	8.3%	12/31/2021	1.08	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen & Steers Real Est Sec A Class - 06-4VF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	1.25%	11.4%	12/31/2023	$1.00	0	$0	1.00%	11.7%	12/31/2023	$1.00	0	$0	0.75%	11.9%
12/31/2022	0.89	0	0	1.25%	-27.4%	12/31/2022	0.89	0	0	1.00%	-27.2%	12/31/2022	0.90	0	0	0.75%	-27.0%
12/31/2021	1.22	0	0	1.25%	22.3%	12/31/2021	1.23	0	0	1.00%	22.6%	12/31/2021	1.23	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	12.2%	12/31/2023	$1.02	0	$0	0.25%	12.5%	12/31/2023	$1.02	0	$0	0.00%	12.8%
12/31/2022	0.90	0	0	0.50%	-26.9%	12/31/2022	0.90	0	0	0.25%	-26.7%	12/31/2022	0.91	0	0	0.00%	-26.5%
12/31/2021	1.23	0	0	0.50%	23.0%	12/31/2021	1.23	0	0	0.25%	23.2%	12/31/2021	1.23	0	0	0.00%	23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Cohen Steers Pref Sec & Inc Z Inst Class - 06-6PK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	1.25%	6.2%	12/31/2023	$1.06	0	$0	1.00%	6.2%	12/31/2023	$1.06	0	$0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	6.4%	12/31/2023	$1.07	0	$0	0.25%	6.5%	12/31/2023	$1.07	0	$0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Institutional Class - 06-692

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.69
Band 100	-	-	1.74
Band 75	-	-	1.79
Band 50	-	-	1.84
Band 25	-	-	1.90
Band 0	-	-	1.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	1

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(5)
Account charges		-	-
Increase (decrease)		-	(5)
Net increase (decrease)		-	(5)
Net assets, beginning		-	5
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(2)
Net increase (decrease)		-	(2)
Units outstanding, beginning		-	2
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$112,745
Cost of units redeemed/account charges			(114,276)
Net investment income (loss)			121
Net realized gain (loss)			(9,673)
Realized gain distributions			11,083
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	0	$0	1.25%	18.1%	12/31/2023	$1.74	0	$0	1.00%	18.4%	12/31/2023	$1.79	0	$0	0.75%	18.7%
12/31/2022	1.43	0	0	1.25%	-34.5%	12/31/2022	1.47	0	0	1.00%	-34.3%	12/31/2022	1.51	0	0	0.75%	-34.1%
12/31/2021	2.18	0	0	1.25%	11.5%	12/31/2021	2.23	0	0	1.00%	11.8%	12/31/2021	2.29	0	0	0.75%	12.0%
12/31/2020	1.96	1	1	1.25%	13.6%	12/31/2020	2.00	0	0	1.00%	13.8%	12/31/2020	2.04	0	0	0.75%	14.1%
12/31/2019	1.72	3	5	1.25%	28.3%	12/31/2019	1.76	0	0	1.00%	28.6%	12/31/2019	1.79	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.84	0	$0	0.50%	19.0%	12/31/2023	$1.90	0	$0	0.25%	19.3%	12/31/2023	$1.95	0	$0	0.00%	19.6%
12/31/2022	1.55	0	0	0.50%	-34.0%	12/31/2022	1.59	0	0	0.25%	-33.8%	12/31/2022	1.63	0	0	0.00%	-33.6%
12/31/2021	2.34	0	0	0.50%	12.3%	12/31/2021	2.40	0	0	0.25%	12.6%	12/31/2021	2.46	0	0	0.00%	12.9%
12/31/2020	2.09	0	0	0.50%	14.4%	12/31/2020	2.13	0	0	0.25%	14.7%	12/31/2020	2.18	0	0	0.00%	15.0%
12/31/2019	1.82	0	0	0.50%	29.2%	12/31/2019	1.86	0	0	0.25%	29.6%	12/31/2019	1.89	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	1.1%
2020	0.9%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund A Class - 06-693

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,611	$50,196	1,594
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$40,596

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,596	24,788	$1.64
Band 100	-	-	1.69
Band 75	-	-	1.74
Band 50	-	-	1.79
Band 25	-	-	1.84
Band 0	-	-	1.89
Total	$40,596	24,788

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(467)
Net investment income (loss)			(467)

Gain (loss) on investments:
Net realized gain (loss)			(1,039)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,484
Net gain (loss)			6,445

Increase (decrease) in net assets from operations			$5,978

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(467)	$(406)
Net realized gain (loss)		(1,039)	(160)
Realized gain distributions		-	899
Net change in unrealized appreciation (depreciation)		7,484	(15,425)

Increase (decrease) in net assets from operations		5,978	(15,092)

Contract owner transactions:
Proceeds from units sold		4,332	4,767
Cost of units redeemed		(2,450)	(163)
Account charges		-	-
Increase (decrease)		1,882	4,604
Net increase (decrease)		7,860	(10,488)
Net assets, beginning		32,736	43,224
Net assets, ending		$40,596	$32,736

Units sold		2,848	3,340
Units redeemed		(1,612)	(116)
Net increase (decrease)		1,236	3,224
Units outstanding, beginning		23,552	20,328
Units outstanding, ending		24,788	23,552

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$165,657
Cost of units redeemed/account charges			(126,201)
Net investment income (loss)			(976)
Net realized gain (loss)			(8,501)
Realized gain distributions			20,202
Net change in unrealized appreciation (depreciation)			(9,585)
Net assets			$40,596
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	25	$41	1.25%	17.8%	12/31/2023	$1.69	0	$0	1.00%	18.1%	12/31/2023	$1.74	0	$0	0.75%	18.4%
12/31/2022	1.39	24	33	1.25%	-34.6%	12/31/2022	1.43	0	0	1.00%	-34.5%	12/31/2022	1.47	0	0	0.75%	-34.3%
12/31/2021	2.13	20	43	1.25%	11.2%	12/31/2021	2.18	0	0	1.00%	11.5%	12/31/2021	2.23	0	0	0.75%	11.8%
12/31/2020	1.91	14	27	1.25%	13.3%	12/31/2020	1.95	0	0	1.00%	13.5%	12/31/2020	2.00	0	0	0.75%	13.8%
12/31/2019	1.69	12	20	1.25%	28.0%	12/31/2019	1.72	0	0	1.00%	28.3%	12/31/2019	1.75	0	0	0.75%	28.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	0	$0	0.50%	18.7%	12/31/2023	$1.84	0	$0	0.25%	19.0%	12/31/2023	$1.89	0	$0	0.00%	19.3%
12/31/2022	1.50	0	0	0.50%	-34.1%	12/31/2022	1.55	0	0	0.25%	-34.0%	12/31/2022	1.59	0	0	0.00%	-33.8%
12/31/2021	2.29	0	0	0.50%	12.1%	12/31/2021	2.34	0	0	0.25%	12.4%	12/31/2021	2.40	0	0	0.00%	12.6%
12/31/2020	2.04	0	0	0.50%	14.1%	12/31/2020	2.08	0	0	0.25%	14.4%	12/31/2020	2.13	0	0	0.00%	14.7%
12/31/2019	1.79	0	0	0.50%	28.9%	12/31/2019	1.82	0	0	0.25%	29.2%	12/31/2019	1.86	0	0	0.00%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	1.1%
2020	0.4%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income Fund Advisor Class - 06-096

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,122,771	$3,930,227	133,289
Receivables: investments sold	10,551
Payables: investments purchased	-
Net assets	$4,133,322

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,133,322	1,897,387	$2.18
Band 100	-	-	2.23
Band 75	-	-	2.28
Band 50	-	-	2.33
Band 25	-	-	2.38
Band 0	-	-	2.44
Total	$4,133,322	1,897,387

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$76,394
Mortality & expense charges			(48,268)
Net investment income (loss)			28,126

Gain (loss) on investments:
Net realized gain (loss)			9,574
Realized gain distributions			117,412
Net change in unrealized appreciation (depreciation)			194,219
Net gain (loss)			321,205

Increase (decrease) in net assets from operations			$349,331

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,126	$23,781
Net realized gain (loss)		9,574	99,959
Realized gain distributions		117,412	70,088
Net change in unrealized appreciation (depreciation)		194,219	(432,144)

Increase (decrease) in net assets from operations		349,331	(238,316)

Contract owner transactions:
Proceeds from units sold		578,657	2,495,864
Cost of units redeemed		(546,455)	(1,916,045)
Account charges		(2,229)	(2,497)
Increase (decrease)		29,973	577,322
Net increase (decrease)		379,304	339,006
Net assets, beginning		3,754,018	3,415,012
Net assets, ending		$4,133,322	$3,754,018

Units sold		287,039	1,253,810
Units redeemed		(270,167)	(978,985)
Net increase (decrease)		16,872	274,825
Units outstanding, beginning		1,880,515	1,605,690
Units outstanding, ending		1,897,387	1,880,515

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,746,259
Cost of units redeemed/account charges			(13,735,667)
Net investment income (loss)			207,200
Net realized gain (loss)			1,016,316
Realized gain distributions			706,670
Net change in unrealized appreciation (depreciation)			192,544
Net assets			$4,133,322
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.18	1,897	$4,133	1.25%	9.1%	12/31/2023	$2.23	0	$0	1.00%	9.4%	12/31/2023	$2.28	0	$0	0.75%	9.7%
12/31/2022	2.00	1,881	3,754	1.25%	-6.1%	12/31/2022	2.04	0	0	1.00%	-5.9%	12/31/2022	2.08	0	0	0.75%	-5.7%
12/31/2021	2.13	1,606	3,415	1.25%	24.7%	12/31/2021	2.16	0	0	1.00%	25.0%	12/31/2021	2.20	0	0	0.75%	25.3%
12/31/2020	1.71	834	1,422	1.25%	6.4%	12/31/2020	1.73	0	0	1.00%	6.7%	12/31/2020	1.76	0	0	0.75%	7.0%
12/31/2019	1.60	748	1,198	1.25%	26.6%	12/31/2019	1.62	0	0	1.00%	26.9%	12/31/2019	1.64	0	0	0.75%	27.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.33	0	$0	0.50%	9.9%	12/31/2023	$2.38	0	$0	0.25%	10.2%	12/31/2023	$2.44	0	$0	0.00%	10.5%
12/31/2022	2.12	0	0	0.50%	-5.4%	12/31/2022	2.16	0	0	0.25%	-5.2%	12/31/2022	2.21	0	0	0.00%	-5.0%
12/31/2021	2.24	0	0	0.50%	25.6%	12/31/2021	2.28	0	0	0.25%	26.0%	12/31/2021	2.32	0	0	0.00%	26.3%
12/31/2020	1.78	0	0	0.50%	7.2%	12/31/2020	1.81	0	0	0.25%	7.5%	12/31/2020	1.84	0	0	0.00%	7.8%
12/31/2019	1.66	0	0	0.50%	27.5%	12/31/2019	1.69	0	0	0.25%	27.8%	12/31/2019	1.71	0	0	0.00%	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	2.1%
2021	1.4%
2020	1.8%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income Fund A Class - 06-903

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$381,437	$371,231	12,557
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$381,509

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$381,509	179,122	$2.13
Band 100	-	-	2.18
Band 75	-	-	2.23
Band 50	-	-	2.28
Band 25	-	-	2.33
Band 0	-	-	2.38
Total	$381,509	179,122

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,910
Mortality & expense charges			(4,132)
Net investment income (loss)			1,778

Gain (loss) on investments:
Net realized gain (loss)			(182)
Realized gain distributions			10,509
Net change in unrealized appreciation (depreciation)			17,982
Net gain (loss)			28,309

Increase (decrease) in net assets from operations			$30,087

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,778	$612
Net realized gain (loss)		(182)	76,108
Realized gain distributions		10,509	5,932
Net change in unrealized appreciation (depreciation)		17,982	(117,459)

Increase (decrease) in net assets from operations		30,087	(34,807)

Contract owner transactions:
Proceeds from units sold		122,032	286,361
Cost of units redeemed		(55,673)	(501,606)
Account charges		(142)	(159)
Increase (decrease)		66,217	(215,404)
Net increase (decrease)		96,304	(250,211)
Net assets, beginning		285,205	535,416
Net assets, ending		$381,509	$285,205

Units sold		61,149	159,821
Units redeemed		(27,782)	(270,246)
Net increase (decrease)		33,367	(110,425)
Units outstanding, beginning		145,755	256,180
Units outstanding, ending		179,122	145,755

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,225,261
Cost of units redeemed/account charges			(1,037,981)
Net investment income (loss)			7,360
Net realized gain (loss)			132,126
Realized gain distributions			44,537
Net change in unrealized appreciation (depreciation)			10,206
Net assets			$381,509
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.13	179	$382	1.25%	8.8%	12/31/2023	$2.18	0	$0	1.00%	9.1%	12/31/2023	$2.23	0	$0	0.75%	9.4%
12/31/2022	1.96	146	285	1.25%	-6.4%	12/31/2022	2.00	0	0	1.00%	-6.1%	12/31/2022	2.04	0	0	0.75%	-5.9%
12/31/2021	2.09	256	535	1.25%	24.4%	12/31/2021	2.13	0	0	1.00%	24.7%	12/31/2021	2.17	0	0	0.75%	25.0%
12/31/2020	1.68	225	378	1.25%	6.2%	12/31/2020	1.71	0	0	1.00%	6.4%	12/31/2020	1.73	0	0	0.75%	6.7%
12/31/2019	1.58	164	260	1.25%	26.3%	12/31/2019	1.60	0	0	1.00%	26.6%	12/31/2019	1.62	0	0	0.75%	26.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.28	0	$0	0.50%	9.7%	12/31/2023	$2.33	0	$0	0.25%	9.9%	12/31/2023	$2.38	0	$0	0.00%	10.2%
12/31/2022	2.08	0	0	0.50%	-5.7%	12/31/2022	2.12	0	0	0.25%	-5.4%	12/31/2022	2.16	0	0	0.00%	-5.2%
12/31/2021	2.20	0	0	0.50%	25.4%	12/31/2021	2.24	0	0	0.25%	25.7%	12/31/2021	2.28	0	0	0.00%	26.0%
12/31/2020	1.76	0	0	0.50%	7.0%	12/31/2020	1.78	0	0	0.25%	7.2%	12/31/2020	1.81	0	0	0.00%	7.5%
12/31/2019	1.64	0	0	0.50%	27.2%	12/31/2019	1.66	0	0	0.25%	27.5%	12/31/2019	1.69	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.3%
2021	1.3%
2020	1.6%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund Institutional Class - 06-444 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.30
Band 75	-	-	1.34
Band 50	-	-	1.38
Band 25	-	-	1.42
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	1.25%	9.2%	12/31/2023	$1.30	0	$0	1.00%	9.5%	12/31/2023	$1.34	0	$0	0.75%	9.7%
12/31/2022	1.15	0	0	1.25%	-16.9%	12/31/2022	1.19	0	0	1.00%	-16.7%	12/31/2022	1.22	0	0	0.75%	-16.5%
12/31/2021	1.39	0	0	1.25%	-3.6%	12/31/2021	1.42	0	0	1.00%	-3.4%	12/31/2021	1.46	0	0	0.75%	-3.1%
12/31/2020	1.44	0	0	1.25%	6.3%	12/31/2020	1.47	0	0	1.00%	6.6%	12/31/2020	1.51	0	0	0.75%	6.9%
12/31/2019	1.35	0	0	1.25%	10.8%	12/31/2019	1.38	0	0	1.00%	11.0%	12/31/2019	1.41	0	0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	10.0%	12/31/2023	$1.42	0	$0	0.25%	10.3%	12/31/2023	$1.47	0	$0	0.00%	10.6%
12/31/2022	1.25	0	0	0.50%	-16.3%	12/31/2022	1.29	0	0	0.25%	-16.1%	12/31/2022	1.33	0	0	0.00%	-15.9%
12/31/2021	1.50	0	0	0.50%	-2.9%	12/31/2021	1.54	0	0	0.25%	-2.6%	12/31/2021	1.58	0	0	0.00%	-2.4%
12/31/2020	1.54	0	0	0.50%	7.1%	12/31/2020	1.58	0	0	0.25%	7.4%	12/31/2020	1.62	0	0	0.00%	7.7%
12/31/2019	1.44	0	0	0.50%	11.6%	12/31/2019	1.47	0	0	0.25%	11.9%	12/31/2019	1.50	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund A Class - 06-438

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,263	$76,559	7,057
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$66,274

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,174	44,395	$1.22
Band 100	12,100	9,618	1.26
Band 75	-	-	1.30
Band 50	-	-	1.34
Band 25	-	-	1.38
Band 0	-	-	1.42
Total	$66,274	54,013

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,051
Mortality & expense charges			(728)
Net investment income (loss)			2,323

Gain (loss) on investments:
Net realized gain (loss)			(288)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,314
Net gain (loss)			3,026

Increase (decrease) in net assets from operations			$5,349

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,323	$1,823
Net realized gain (loss)		(288)	(6,830)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,314	(12,053)

Increase (decrease) in net assets from operations		5,349	(17,060)

Contract owner transactions:
Proceeds from units sold		4,015	4,014
Cost of units redeemed		(691)	(33,559)
Account charges		(9)	(12)
Increase (decrease)		3,315	(29,557)
Net increase (decrease)		8,664	(46,617)
Net assets, beginning		57,610	104,227
Net assets, ending		$66,274	$57,610

Units sold		3,527	3,457
Units redeemed		(614)	(29,112)
Net increase (decrease)		2,913	(25,655)
Units outstanding, beginning		51,100	76,755
Units outstanding, ending		54,013	51,100

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$574,450
Cost of units redeemed/account charges			(514,135)
Net investment income (loss)			24,130
Net realized gain (loss)			(8,495)
Realized gain distributions			620
Net change in unrealized appreciation (depreciation)			(10,296)
Net assets			$66,274
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	44	$54	1.25%	8.8%	12/31/2023	$1.26	10	$12	1.00%	9.1%	12/31/2023	$1.30	0	$0	0.75%	9.4%
12/31/2022	1.12	41	46	1.25%	-17.1%	12/31/2022	1.15	10	11	1.00%	-16.9%	12/31/2022	1.19	0	0	0.75%	-16.7%
12/31/2021	1.35	67	90	1.25%	-3.9%	12/31/2021	1.39	10	14	1.00%	-3.6%	12/31/2021	1.42	0	0	0.75%	-3.4%
12/31/2020	1.41	61	86	1.25%	6.1%	12/31/2020	1.44	14	20	1.00%	6.3%	12/31/2020	1.47	0	0	0.75%	6.6%
12/31/2019	1.33	59	79	1.25%	10.5%	12/31/2019	1.35	15	21	1.00%	10.8%	12/31/2019	1.38	0	0	0.75%	11.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	9.6%	12/31/2023	$1.38	0	$0	0.25%	9.9%	12/31/2023	$1.42	0	$0	0.00%	10.2%
12/31/2022	1.22	0	0	0.50%	-16.5%	12/31/2022	1.25	0	0	0.25%	-16.3%	12/31/2022	1.29	0	0	0.00%	-16.1%
12/31/2021	1.46	0	0	0.50%	-3.1%	12/31/2021	1.50	0	0	0.25%	-2.9%	12/31/2021	1.54	0	0	0.00%	-2.6%
12/31/2020	1.51	0	0	0.50%	6.9%	12/31/2020	1.54	0	0	0.25%	7.1%	12/31/2020	1.58	0	0	0.00%	7.4%
12/31/2019	1.41	0	0	0.50%	11.3%	12/31/2019	1.44	0	0	0.25%	11.6%	12/31/2019	1.47	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.9%
2022	3.3%
2021	3.2%
2020	2.9%
2019	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Mid Cap Index Fund A Class - 06-334

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,879,655	$11,451,847	761,631
Receivables: investments sold	-
Payables: investments purchased	(3,560)
Net assets	$10,876,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,774,720	3,422,837	$3.15
Band 100	-	-	3.28
Band 75	-	-	3.41
Band 50	-	-	3.55
Band 25	-	-	3.70
Band 0	101,375	26,324	3.85
Total	$10,876,095	3,449,161

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$116,835
Mortality & expense charges			(122,166)
Net investment income (loss)			(5,331)

Gain (loss) on investments:
Net realized gain (loss)			(205,899)
Realized gain distributions			677,176
Net change in unrealized appreciation (depreciation)			953,191
Net gain (loss)			1,424,468

Increase (decrease) in net assets from operations			$1,419,137

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,331)	$(59,340)
Net realized gain (loss)		(205,899)	(1,127,777)
Realized gain distributions		677,176	1,221,874
Net change in unrealized appreciation (depreciation)		953,191	(3,179,439)

Increase (decrease) in net assets from operations		1,419,137	(3,144,682)

Contract owner transactions:
Proceeds from units sold		2,171,710	2,868,024
Cost of units redeemed		(2,420,415)	(10,480,466)
Account charges		(7,034)	(7,902)
Increase (decrease)		(255,739)	(7,620,344)
Net increase (decrease)		1,163,398	(10,765,026)
Net assets, beginning		9,712,697	20,477,723
Net assets, ending		$10,876,095	$9,712,697

Units sold		750,184	1,036,408
Units redeemed		(830,307)	(3,869,199)
Net increase (decrease)		(80,123)	(2,832,791)
Units outstanding, beginning		3,529,284	6,362,075
Units outstanding, ending		3,449,161	3,529,284

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$118,720,893
Cost of units redeemed/account charges			(130,912,740)
Net investment income (loss)			(563,870)
Net realized gain (loss)			4,790,162
Realized gain distributions			19,413,842
Net change in unrealized appreciation (depreciation)			(572,192)
Net assets			$10,876,095
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.15	3,423	$10,775	1.25%	14.5%	12/31/2023	$3.28	0	$0	1.00%	14.8%	12/31/2023	$3.41	0	$0	0.75%	15.1%
12/31/2022	2.75	3,506	9,637	1.25%	-14.6%	12/31/2022	2.85	0	0	1.00%	-14.4%	12/31/2022	2.96	0	0	0.75%	-14.1%
12/31/2021	3.22	6,343	20,403	1.25%	22.7%	12/31/2021	3.33	0	0	1.00%	23.0%	12/31/2021	3.45	0	0	0.75%	23.3%
12/31/2020	2.62	10,348	27,139	1.25%	11.7%	12/31/2020	2.71	0	0	1.00%	12.0%	12/31/2020	2.80	0	0	0.75%	12.3%
12/31/2019	2.35	11,862	27,852	1.25%	24.1%	12/31/2019	2.42	0	0	1.00%	24.4%	12/31/2019	2.49	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.55	0	$0	0.50%	15.4%	12/31/2023	$3.70	0	$0	0.25%	15.7%	12/31/2023	$3.85	26	$101	0.00%	16.0%
12/31/2022	3.08	0	0	0.50%	-13.9%	12/31/2022	3.20	0	0	0.25%	-13.7%	12/31/2022	3.32	23	76	0.00%	-13.5%
12/31/2021	3.58	0	0	0.50%	23.6%	12/31/2021	3.71	0	0	0.25%	23.9%	12/31/2021	3.84	19	74	0.00%	24.2%
12/31/2020	2.89	0	0	0.50%	12.5%	12/31/2020	2.99	0	0	0.25%	12.8%	12/31/2020	3.09	16	49	0.00%	13.1%
12/31/2019	2.57	0	0	0.50%	25.0%	12/31/2019	2.65	0	0	0.25%	25.3%	12/31/2019	2.73	570	1,557	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.9%
2021	0.6%
2020	0.9%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Tech and Information Fund Institutional Cl - 06-443

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$7.07
Band 100	-	-	7.29
Band 75	-	-	7.52
Band 50	-	-	7.75
Band 25	-	-	7.99
Band 0	-	-	8.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(138)
Net investment income (loss)			(138)

Gain (loss) on investments:
Net realized gain (loss)			1,252
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,302
Net gain (loss)			3,554

Increase (decrease) in net assets from operations			$3,416

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(138)	$(759)
Net realized gain (loss)		1,252	20,817
Realized gain distributions		-	462
Net change in unrealized appreciation (depreciation)		2,302	(53,902)

Increase (decrease) in net assets from operations		3,416	(33,382)

Contract owner transactions:
Proceeds from units sold		25,527	4,132
Cost of units redeemed		(35,180)	(137,494)
Account charges		-	(22)
Increase (decrease)		(9,653)	(133,384)
Net increase (decrease)		(6,237)	(166,766)
Net assets, beginning		6,237	173,003
Net assets, ending		$-	$6,237

Units sold		4,095	713
Units redeemed		(5,354)	(23,228)
Net increase (decrease)		(1,259)	(22,515)
Units outstanding, beginning		1,259	23,774
Units outstanding, ending		-	1,259

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,573,628
Cost of units redeemed/account charges			(10,324,186)
Net investment income (loss)			(104,472)
Net realized gain (loss)			444,407
Realized gain distributions			410,623
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.07	0	$0	1.25%	42.8%	12/31/2023	$7.29	0	$0	1.00%	43.2%	12/31/2023	$7.52	0	$0	0.75%	43.5%
12/31/2022	4.95	1	6	1.25%	-31.9%	12/31/2022	5.09	0	0	1.00%	-31.8%	12/31/2022	5.24	0	0	0.75%	-31.6%
12/31/2021	7.28	24	173	1.25%	37.5%	12/31/2021	7.46	0	0	1.00%	37.9%	12/31/2021	7.66	0	0	0.75%	38.2%
12/31/2020	5.29	18	94	1.25%	42.9%	12/31/2020	5.41	0	0	1.00%	43.2%	12/31/2020	5.54	0	0	0.75%	43.6%
12/31/2019	3.70	22	81	1.25%	52.4%	12/31/2019	3.78	0	0	1.00%	52.8%	12/31/2019	3.86	0	0	0.75%	53.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.75	0	$0	0.50%	43.9%	12/31/2023	$7.99	0	$0	0.25%	44.2%	12/31/2023	$8.24	0	$0	0.00%	44.6%
12/31/2022	5.39	0	0	0.50%	-31.4%	12/31/2022	5.54	0	0	0.25%	-31.2%	12/31/2022	5.70	0	0	0.00%	-31.1%
12/31/2021	7.86	0	0	0.50%	38.6%	12/31/2021	8.06	0	0	0.25%	38.9%	12/31/2021	8.27	0	0	0.00%	39.3%
12/31/2020	5.67	0	0	0.50%	43.9%	12/31/2020	5.80	0	0	0.25%	44.3%	12/31/2020	5.93	0	0	0.00%	44.7%
12/31/2019	3.94	0	0	0.50%	53.5%	12/31/2019	4.02	0	0	0.25%	53.9%	12/31/2019	4.10	0	0	0.00%	54.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Tech and Information Fund Advisor Class - 06-869

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$660,988	$666,836	6,199
Receivables: investments sold	-
Payables: investments purchased	(444)
Net assets	$660,544

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$660,544	106,843	$6.18
Band 100	-	-	6.35
Band 75	-	-	6.53
Band 50	-	-	6.70
Band 25	-	-	6.89
Band 0	-	-	7.08
Total	$660,544	106,843

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,022)
Net investment income (loss)			(7,022)

Gain (loss) on investments:
Net realized gain (loss)			(7,326)
Realized gain distributions			34,677
Net change in unrealized appreciation (depreciation)			177,971
Net gain (loss)			205,322

Increase (decrease) in net assets from operations			$198,300

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,022)	$(8,461)
Net realized gain (loss)		(7,326)	(54,731)
Realized gain distributions		34,677	40,511
Net change in unrealized appreciation (depreciation)		177,971	(279,546)

Increase (decrease) in net assets from operations		198,300	(302,227)

Contract owner transactions:
Proceeds from units sold		70,920	54,247
Cost of units redeemed		(59,387)	(429,757)
Account charges		(189)	(71)
Increase (decrease)		11,344	(375,581)
Net increase (decrease)		209,644	(677,808)
Net assets, beginning		450,900	1,128,708
Net assets, ending		$660,544	$450,900

Units sold		13,552	11,280
Units redeemed		(10,851)	(84,609)
Net increase (decrease)		2,701	(73,329)
Units outstanding, beginning		104,142	177,471
Units outstanding, ending		106,843	104,142

* Date of Fund Inception into Variable Account: 3 /14 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,648,509
Cost of units redeemed/account charges			(4,549,795)
Net investment income (loss)			(100,844)
Net realized gain (loss)			774,936
Realized gain distributions			893,586
Net change in unrealized appreciation (depreciation)			(5,848)
Net assets			$660,544
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.18	107	$661	1.25%	42.8%	12/31/2023	$6.35	0	$0	1.00%	43.1%	12/31/2023	$6.53	0	$0	0.75%	43.5%
12/31/2022	4.33	104	451	1.25%	-31.9%	12/31/2022	4.44	0	0	1.00%	-31.8%	12/31/2022	4.55	0	0	0.75%	-31.6%
12/31/2021	6.36	177	1,129	1.25%	37.6%	12/31/2021	6.50	0	0	1.00%	37.9%	12/31/2021	6.65	0	0	0.75%	38.2%
12/31/2020	4.62	357	1,651	1.25%	42.9%	12/31/2020	4.71	0	0	1.00%	43.2%	12/31/2020	4.81	0	0	0.75%	43.6%
12/31/2019	3.24	509	1,647	1.25%	52.4%	12/31/2019	3.29	0	0	1.00%	52.8%	12/31/2019	3.35	0	0	0.75%	53.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.70	0	$0	0.50%	43.9%	12/31/2023	$6.89	0	$0	0.25%	44.2%	12/31/2023	$7.08	0	$0	0.00%	44.6%
12/31/2022	4.66	0	0	0.50%	-31.4%	12/31/2022	4.78	0	0	0.25%	-31.2%	12/31/2022	4.89	0	0	0.00%	-31.1%
12/31/2021	6.79	0	0	0.50%	38.6%	12/31/2021	6.94	0	0	0.25%	38.9%	12/31/2021	7.10	0	0	0.00%	39.3%
12/31/2020	4.90	0	0	0.50%	43.9%	12/31/2020	5.00	0	0	0.25%	44.3%	12/31/2020	5.10	0	0	0.00%	44.6%
12/31/2019	3.41	0	0	0.50%	53.6%	12/31/2019	3.46	0	0	0.25%	53.9%	12/31/2019	3.52	0	0	0.00%	54.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Tech and Information Fund A Class - 06-441

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,213,329	$1,089,794	10,795
Receivables: investments sold	-
Payables: investments purchased	(6,382)
Net assets	$1,206,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$788,829	114,963	$6.86
Band 100	418,118	59,107	7.07
Band 75	-	-	7.29
Band 50	-	-	7.52
Band 25	-	-	7.75
Band 0	-	-	7.99
Total	$1,206,947	174,070

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,672)
Net investment income (loss)			(10,672)

Gain (loss) on investments:
Net realized gain (loss)			(65,152)
Realized gain distributions			60,319
Net change in unrealized appreciation (depreciation)			338,944
Net gain (loss)			334,111

Increase (decrease) in net assets from operations			$323,439

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,672)	$(12,153)
Net realized gain (loss)		(65,152)	(32,599)
Realized gain distributions		60,319	67,558
Net change in unrealized appreciation (depreciation)		338,944	(481,893)

Increase (decrease) in net assets from operations		323,439	(459,087)

Contract owner transactions:
Proceeds from units sold		656,733	818,024
Cost of units redeemed		(601,911)	(1,671,541)
Account charges		(318)	(475)
Increase (decrease)		54,504	(853,992)
Net increase (decrease)		377,943	(1,313,079)
Net assets, beginning		829,004	2,142,083
Net assets, ending		$1,206,947	$829,004

Units sold		110,541	154,106
Units redeemed		(105,954)	(284,951)
Net increase (decrease)		4,587	(130,845)
Units outstanding, beginning		169,483	300,328
Units outstanding, ending		174,070	169,483

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,919,414
Cost of units redeemed/account charges			(8,225,255)
Net investment income (loss)			(104,247)
Net realized gain (loss)			575,504
Realized gain distributions			917,996
Net change in unrealized appreciation (depreciation)			123,535
Net assets			$1,206,947
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.86	115	$789	1.25%	42.4%	12/31/2023	$7.07	59	$418	1.00%	42.8%	12/31/2023	$7.29	0	$0	0.75%	43.1%
12/31/2022	4.82	78	374	1.25%	-32.1%	12/31/2022	4.95	92	455	1.00%	-31.9%	12/31/2022	5.09	0	0	0.75%	-31.7%
12/31/2021	7.09	236	1,676	1.25%	37.2%	12/31/2021	7.28	64	466	1.00%	37.5%	12/31/2021	7.46	0	0	0.75%	37.9%
12/31/2020	5.17	162	835	1.25%	42.5%	12/31/2020	5.29	62	327	1.00%	42.9%	12/31/2020	5.41	0	0	0.75%	43.2%
12/31/2019	3.63	205	743	1.25%	52.0%	12/31/2019	3.70	98	362	1.00%	52.4%	12/31/2019	3.78	0	0	0.75%	52.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.52	0	$0	0.50%	43.5%	12/31/2023	$7.75	0	$0	0.25%	43.9%	12/31/2023	$7.99	0	$0	0.00%	44.2%
12/31/2022	5.24	0	0	0.50%	-31.6%	12/31/2022	5.39	0	0	0.25%	-31.4%	12/31/2022	5.54	0	0	0.00%	-31.2%
12/31/2021	7.66	0	0	0.50%	38.2%	12/31/2021	7.85	0	0	0.25%	38.6%	12/31/2021	8.06	0	0	0.00%	38.9%
12/31/2020	5.54	0	0	0.50%	43.6%	12/31/2020	5.67	0	0	0.25%	43.9%	12/31/2020	5.80	13	76	0.00%	44.3%
12/31/2019	3.86	0	0	0.50%	53.2%	12/31/2019	3.94	0	0	0.25%	53.5%	12/31/2019	4.02	12	49	0.00%	53.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Fund Advisor Class - 06-095

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,567	$74,362	2,681
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$86,591

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,591	34,482	$2.51
Band 100	-	-	2.57
Band 75	-	-	2.63
Band 50	-	-	2.69
Band 25	-	-	2.75
Band 0	-	-	2.81
Total	$86,591	34,482

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$476
Mortality & expense charges			(722)
Net investment income (loss)			(246)

Gain (loss) on investments:
Net realized gain (loss)			35
Realized gain distributions			2,044
Net change in unrealized appreciation (depreciation)			13,313
Net gain (loss)			15,392

Increase (decrease) in net assets from operations			$15,146

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(246)	$(178)
Net realized gain (loss)		35	731
Realized gain distributions		2,044	1,722
Net change in unrealized appreciation (depreciation)		13,313	(7,298)

Increase (decrease) in net assets from operations		15,146	(5,023)

Contract owner transactions:
Proceeds from units sold		52,661	399
Cost of units redeemed		(622)	(3,808)
Account charges		-	-
Increase (decrease)		52,039	(3,409)
Net increase (decrease)		67,185	(8,432)
Net assets, beginning		19,406	27,838
Net assets, ending		$86,591	$19,406

Units sold		24,718	191
Units redeemed		(315)	(1,740)
Net increase (decrease)		24,403	(1,549)
Units outstanding, beginning		10,079	11,628
Units outstanding, ending		34,482	10,079

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$633,214
Cost of units redeemed/account charges			(677,313)
Net investment income (loss)			(5,607)
Net realized gain (loss)			70,438
Realized gain distributions			53,654
Net change in unrealized appreciation (depreciation)			12,205
Net assets			$86,591
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.51	34	$87	1.25%	30.4%	12/31/2023	$2.57	0	$0	1.00%	30.8%	12/31/2023	$2.63	0	$0	0.75%	31.1%
12/31/2022	1.93	10	19	1.25%	-19.6%	12/31/2022	1.96	0	0	1.00%	-19.4%	12/31/2022	2.00	0	0	0.75%	-19.2%
12/31/2021	2.39	12	28	1.25%	22.8%	12/31/2021	2.44	0	0	1.00%	23.1%	12/31/2021	2.48	0	0	0.75%	23.4%
12/31/2020	1.95	30	58	1.25%	20.8%	12/31/2020	1.98	0	0	1.00%	21.1%	12/31/2020	2.01	0	0	0.75%	21.4%
12/31/2019	1.61	40	65	1.25%	31.3%	12/31/2019	1.64	0	0	1.00%	31.6%	12/31/2019	1.66	0	0	0.75%	32.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.69	0	$0	0.50%	31.4%	12/31/2023	$2.75	0	$0	0.25%	31.7%	12/31/2023	$2.81	0	$0	0.00%	32.1%
12/31/2022	2.04	0	0	0.50%	-19.0%	12/31/2022	2.08	0	0	0.25%	-18.8%	12/31/2022	2.13	0	0	0.00%	-18.6%
12/31/2021	2.52	0	0	0.50%	23.7%	12/31/2021	2.57	0	0	0.25%	24.0%	12/31/2021	2.61	0	0	0.00%	24.3%
12/31/2020	2.04	0	0	0.50%	21.7%	12/31/2020	2.07	0	0	0.25%	22.0%	12/31/2020	2.10	0	0	0.00%	22.3%
12/31/2019	1.68	0	0	0.50%	32.3%	12/31/2019	1.70	0	0	0.25%	32.6%	12/31/2019	1.72	0	0	0.00%	33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.4%
2021	0.3%
2020	0.7%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Fund Advisor Class - 06-098

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,868,545	$2,871,997	210,525
Receivables: investments sold	-
Payables: investments purchased	(1,189)
Net assets	$2,867,356

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,867,356	1,540,387	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.95
Band 50	-	-	1.99
Band 25	-	-	2.04
Band 0	-	-	2.08
Total	$2,867,356	1,540,387

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$26,874
Mortality & expense charges			(31,323)
Net investment income (loss)			(4,449)

Gain (loss) on investments:
Net realized gain (loss)			(29,917)
Realized gain distributions			11,012
Net change in unrealized appreciation (depreciation)			261,048
Net gain (loss)			242,143

Increase (decrease) in net assets from operations			$237,694

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,449)	$(7,021)
Net realized gain (loss)		(29,917)	4,647
Realized gain distributions		11,012	109,868
Net change in unrealized appreciation (depreciation)		261,048	(341,287)

Increase (decrease) in net assets from operations		237,694	(233,793)

Contract owner transactions:
Proceeds from units sold		616,737	2,156,245
Cost of units redeemed		(325,204)	(502,368)
Account charges		(1,219)	(854)
Increase (decrease)		290,314	1,653,023
Net increase (decrease)		528,008	1,419,230
Net assets, beginning		2,339,348	920,118
Net assets, ending		$2,867,356	$2,339,348

Units sold		356,511	1,189,306
Units redeemed		(187,678)	(301,801)
Net increase (decrease)		168,833	887,505
Units outstanding, beginning		1,371,554	484,049
Units outstanding, ending		1,540,387	1,371,554

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,967,380
Cost of units redeemed/account charges			(1,445,869)
Net investment income (loss)			(20,563)
Net realized gain (loss)			8,521
Realized gain distributions			361,339
Net change in unrealized appreciation (depreciation)			(3,452)
Net assets			$2,867,356
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	1,540	$2,867	1.25%	9.1%	12/31/2023	$1.90	0	$0	1.00%	9.4%	12/31/2023	$1.95	0	$0	0.75%	9.7%
12/31/2022	1.71	1,372	2,339	1.25%	-10.3%	12/31/2022	1.74	0	0	1.00%	-10.0%	12/31/2022	1.77	0	0	0.75%	-9.8%
12/31/2021	1.90	484	920	1.25%	30.5%	12/31/2021	1.93	0	0	1.00%	30.9%	12/31/2021	1.97	0	0	0.75%	31.2%
12/31/2020	1.46	392	570	1.25%	5.5%	12/31/2020	1.48	0	0	1.00%	5.8%	12/31/2020	1.50	0	0	0.75%	6.0%
12/31/2019	1.38	346	477	1.25%	30.0%	12/31/2019	1.40	0	0	1.00%	30.3%	12/31/2019	1.41	0	0	0.75%	30.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.99	0	$0	0.50%	10.0%	12/31/2023	$2.04	0	$0	0.25%	10.2%	12/31/2023	$2.08	0	$0	0.00%	10.5%
12/31/2022	1.81	0	0	0.50%	-9.6%	12/31/2022	1.85	0	0	0.25%	-9.4%	12/31/2022	1.88	0	0	0.00%	-9.1%
12/31/2021	2.00	0	0	0.50%	31.5%	12/31/2021	2.04	0	0	0.25%	31.9%	12/31/2021	2.07	0	0	0.00%	32.2%
12/31/2020	1.52	0	0	0.50%	6.3%	12/31/2020	1.55	0	0	0.25%	6.6%	12/31/2020	1.57	0	0	0.00%	6.8%
12/31/2019	1.43	0	0	0.50%	31.0%	12/31/2019	1.45	0	0	0.25%	31.3%	12/31/2019	1.47	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.9%
2021	0.6%
2020	0.9%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Cap Value Fund Advisor Class - 06-099

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$210,754	$182,963	6,524
Receivables: investments sold	440
Payables: investments purchased	-
Net assets	$211,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,194	103,394	$2.04
Band 100	-	-	2.09
Band 75	-	-	2.14
Band 50	-	-	2.18
Band 25	-	-	2.23
Band 0	-	-	2.28
Total	$211,194	103,394

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,271
Mortality & expense charges			(2,405)
Net investment income (loss)			1,866

Gain (loss) on investments:
Net realized gain (loss)			482
Realized gain distributions			3,024
Net change in unrealized appreciation (depreciation)			3,637
Net gain (loss)			7,143

Increase (decrease) in net assets from operations			$9,009

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,866	$312
Net realized gain (loss)		482	18,012
Realized gain distributions		3,024	196
Net change in unrealized appreciation (depreciation)		3,637	(19,944)

Increase (decrease) in net assets from operations		9,009	(1,424)

Contract owner transactions:
Proceeds from units sold		14,436	26,837
Cost of units redeemed		(265)	(87,698)
Account charges		(168)	(146)
Increase (decrease)		14,003	(61,007)
Net increase (decrease)		23,012	(62,431)
Net assets, beginning		188,182	250,613
Net assets, ending		$211,194	$188,182

Units sold		7,398	13,814
Units redeemed		(223)	(43,119)
Net increase (decrease)		7,175	(29,305)
Units outstanding, beginning		96,219	125,524
Units outstanding, ending		103,394	96,219

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,601,394
Cost of units redeemed/account charges			(20,142,961)
Net investment income (loss)			32,998
Net realized gain (loss)			918,450
Realized gain distributions			773,522
Net change in unrealized appreciation (depreciation)			27,791
Net assets			$211,194
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	103	$211	1.25%	4.4%	12/31/2023	$2.09	0	$0	1.00%	4.7%	12/31/2023	$2.14	0	$0	0.75%	5.0%
12/31/2022	1.96	96	188	1.25%	-2.0%	12/31/2022	2.00	0	0	1.00%	-1.8%	12/31/2022	2.04	0	0	0.75%	-1.6%
12/31/2021	2.00	126	251	1.25%	25.1%	12/31/2021	2.03	0	0	1.00%	25.4%	12/31/2021	2.07	0	0	0.75%	25.7%
12/31/2020	1.60	116	185	1.25%	5.1%	12/31/2020	1.62	0	0	1.00%	5.3%	12/31/2020	1.64	0	0	0.75%	5.6%
12/31/2019	1.52	121	183	1.25%	25.3%	12/31/2019	1.54	0	0	1.00%	25.6%	12/31/2019	1.56	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.18	0	$0	0.50%	5.2%	12/31/2023	$2.23	0	$0	0.25%	5.5%	12/31/2023	$2.28	0	$0	0.00%	5.7%
12/31/2022	2.08	0	0	0.50%	-1.3%	12/31/2022	2.12	0	0	0.25%	-1.1%	12/31/2022	2.16	0	0	0.00%	-0.8%
12/31/2021	2.10	0	0	0.50%	26.0%	12/31/2021	2.14	0	0	0.25%	26.3%	12/31/2021	2.18	0	0	0.00%	26.6%
12/31/2020	1.67	0	0	0.50%	5.9%	12/31/2020	1.69	0	0	0.25%	6.1%	12/31/2020	1.72	0	0	0.00%	6.4%
12/31/2019	1.58	0	0	0.50%	26.2%	12/31/2019	1.60	0	0	0.25%	26.6%	12/31/2019	1.62	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.2%
2021	2.1%
2020	2.3%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Fund A Class - 06-902

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,687	$35,016	1,224
Receivables: investments sold	-
Payables: investments purchased	(652)
Net assets	$38,035

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,035	15,491	$2.46
Band 100	-	-	2.51
Band 75	-	-	2.57
Band 50	-	-	2.63
Band 25	-	-	2.69
Band 0	-	-	2.75
Total	$38,035	15,491

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$134
Mortality & expense charges			(418)
Net investment income (loss)			(284)

Gain (loss) on investments:
Net realized gain (loss)			(2,014)
Realized gain distributions			934
Net change in unrealized appreciation (depreciation)			10,043
Net gain (loss)			8,963

Increase (decrease) in net assets from operations			$8,679

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(284)	$(336)
Net realized gain (loss)		(2,014)	(803)
Realized gain distributions		934	2,632
Net change in unrealized appreciation (depreciation)		10,043	(8,865)

Increase (decrease) in net assets from operations		8,679	(7,372)

Contract owner transactions:
Proceeds from units sold		6,471	14,731
Cost of units redeemed		(11,772)	(5,956)
Account charges		(72)	(63)
Increase (decrease)		(5,373)	8,712
Net increase (decrease)		3,306	1,340
Net assets, beginning		34,729	33,389
Net assets, ending		$38,035	$34,729

Units sold		2,984	7,438
Units redeemed		(5,899)	(3,224)
Net increase (decrease)		(2,915)	4,214
Units outstanding, beginning		18,406	14,192
Units outstanding, ending		15,491	18,406

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,698,010
Cost of units redeemed/account charges			(1,912,573)
Net investment income (loss)			(3,861)
Net realized gain (loss)			156,107
Realized gain distributions			96,681
Net change in unrealized appreciation (depreciation)			3,671
Net assets			$38,035
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.46	15	$38	1.25%	30.1%	12/31/2023	$2.51	0	$0	1.00%	30.4%	12/31/2023	$2.57	0	$0	0.75%	30.8%
12/31/2022	1.89	18	35	1.25%	-19.8%	12/31/2022	1.92	0	0	1.00%	-19.6%	12/31/2022	1.96	0	0	0.75%	-19.4%
12/31/2021	2.35	14	33	1.25%	22.5%	12/31/2021	2.39	0	0	1.00%	22.8%	12/31/2021	2.44	0	0	0.75%	23.1%
12/31/2020	1.92	13	24	1.25%	20.5%	12/31/2020	1.95	0	0	1.00%	20.8%	12/31/2020	1.98	0	0	0.75%	21.1%
12/31/2019	1.59	207	330	1.25%	31.0%	12/31/2019	1.61	0	0	1.00%	31.3%	12/31/2019	1.63	0	0	0.75%	31.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.63	0	$0	0.50%	31.1%	12/31/2023	$2.69	0	$0	0.25%	31.4%	12/31/2023	$2.75	0	$0	0.00%	31.8%
12/31/2022	2.00	0	0	0.50%	-19.2%	12/31/2022	2.04	0	0	0.25%	-19.0%	12/31/2022	2.08	0	0	0.00%	-18.8%
12/31/2021	2.48	0	0	0.50%	23.4%	12/31/2021	2.52	0	0	0.25%	23.7%	12/31/2021	2.57	0	0	0.00%	24.0%
12/31/2020	2.01	0	0	0.50%	21.4%	12/31/2020	2.04	0	0	0.25%	21.7%	12/31/2020	2.07	0	0	0.00%	22.0%
12/31/2019	1.66	0	0	0.50%	31.9%	12/31/2019	1.68	0	0	0.25%	32.3%	12/31/2019	1.70	0	0	0.00%	32.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.2%
2021	0.2%
2020	0.1%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Fund A Class - 06-911

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,214	$149,516	11,680
Receivables: investments sold	168
Payables: investments purchased	-
Net assets	$151,382

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,954	31,839	$1.82
Band 100	93,428	50,192	1.86
Band 75	-	-	1.90
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.04
Total	$151,382	82,031

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,760
Mortality & expense charges			(2,315)
Net investment income (loss)			(555)

Gain (loss) on investments:
Net realized gain (loss)			(8,896)
Realized gain distributions			950
Net change in unrealized appreciation (depreciation)			22,333
Net gain (loss)			14,387

Increase (decrease) in net assets from operations			$13,832

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(555)	$(861)
Net realized gain (loss)		(8,896)	(1,989)
Realized gain distributions		950	10,754
Net change in unrealized appreciation (depreciation)		22,333	(20,635)

Increase (decrease) in net assets from operations		13,832	(12,731)

Contract owner transactions:
Proceeds from units sold		62,342	243,197
Cost of units redeemed		(134,636)	(20,598)
Account charges		(9)	(15)
Increase (decrease)		(72,303)	222,584
Net increase (decrease)		(58,471)	209,853
Net assets, beginning		209,853	-
Net assets, ending		$151,382	$209,853

Units sold		35,449	136,045
Units redeemed		(77,508)	(11,955)
Net increase (decrease)		(42,059)	124,090
Units outstanding, beginning		124,090	-
Units outstanding, ending		82,031	124,090

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$409,750
Cost of units redeemed/account charges			(252,832)
Net investment income (loss)			(1,543)
Net realized gain (loss)			(22,055)
Realized gain distributions			16,364
Net change in unrealized appreciation (depreciation)			1,698
Net assets			$151,382
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	32	$58	1.25%	8.9%	12/31/2023	$1.86	50	$93	1.00%	9.2%	12/31/2023	$1.90	0	$0	0.75%	9.4%
12/31/2022	1.67	52	87	1.25%	-10.6%	12/31/2022	1.71	72	123	1.00%	-10.3%	12/31/2022	1.74	0	0	0.75%	-10.1%
12/31/2021	1.87	0	0	1.25%	30.3%	12/31/2021	1.90	0	0	1.00%	30.6%	12/31/2021	1.94	0	0	0.75%	31.0%
12/31/2020	1.43	0	0	1.25%	5.2%	12/31/2020	1.46	0	0	1.00%	5.4%	12/31/2020	1.48	0	0	0.75%	5.7%
12/31/2019	1.36	76	103	1.25%	29.7%	12/31/2019	1.38	0	0	1.00%	30.0%	12/31/2019	1.40	0	0	0.75%	30.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.95	0	$0	0.50%	9.7%	12/31/2023	$1.99	0	$0	0.25%	10.0%	12/31/2023	$2.04	0	$0	0.00%	10.3%
12/31/2022	1.77	0	0	0.50%	-9.9%	12/31/2022	1.81	0	0	0.25%	-9.7%	12/31/2022	1.85	0	0	0.00%	-9.5%
12/31/2021	1.97	0	0	0.50%	31.3%	12/31/2021	2.00	0	0	0.25%	31.6%	12/31/2021	2.04	0	0	0.00%	32.0%
12/31/2020	1.50	0	0	0.50%	6.0%	12/31/2020	1.52	0	0	0.25%	6.2%	12/31/2020	1.55	0	0	0.00%	6.5%
12/31/2019	1.42	0	0	0.50%	30.6%	12/31/2019	1.43	0	0	0.25%	31.0%	12/31/2019	1.45	0	0	0.00%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.1%
2021	0.0%
2020	1.2%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Cap Value Fund A Class - 06-912

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$97,794	$92,184	3,237
Receivables: investments sold	288
Payables: investments purchased	-
Net assets	$98,082

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,082	49,102	$2.00
Band 100	-	-	2.04
Band 75	-	-	2.09
Band 50	-	-	2.14
Band 25	-	-	2.18
Band 0	-	-	2.23
Total	$98,082	49,102

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,881
Mortality & expense charges			(394)
Net investment income (loss)			1,487

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			1,501
Net change in unrealized appreciation (depreciation)			5,610
Net gain (loss)			7,105

Increase (decrease) in net assets from operations			$8,592

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,487	$(224)
Net realized gain (loss)		(6)	(2,787)
Realized gain distributions		1,501	-
Net change in unrealized appreciation (depreciation)		5,610	1,360

Increase (decrease) in net assets from operations		8,592	(1,651)

Contract owner transactions:
Proceeds from units sold		155,272	67,117
Cost of units redeemed		(65,782)	(96,955)
Account charges		-	(88)
Increase (decrease)		89,490	(29,926)
Net increase (decrease)		98,082	(31,577)
Net assets, beginning		-	31,577
Net assets, ending		$98,082	$-

Units sold		84,609	39,612
Units redeemed		(35,507)	(55,706)
Net increase (decrease)		49,102	(16,094)
Units outstanding, beginning		-	16,094
Units outstanding, ending		49,102	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$345,709
Cost of units redeemed/account charges			(263,812)
Net investment income (loss)			2,311
Net realized gain (loss)			757
Realized gain distributions			7,507
Net change in unrealized appreciation (depreciation)			5,610
Net assets			$98,082
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.00	49	$98	1.25%	4.2%	12/31/2023	$2.04	0	$0	1.00%	4.5%	12/31/2023	$2.09	0	$0	0.75%	4.7%
12/31/2022	1.92	0	0	1.25%	-2.3%	12/31/2022	1.96	0	0	1.00%	-2.1%	12/31/2022	1.99	0	0	0.75%	-1.8%
12/31/2021	1.96	16	32	1.25%	24.8%	12/31/2021	2.00	0	0	1.00%	25.1%	12/31/2021	2.03	0	0	0.75%	25.4%
12/31/2020	1.57	18	28	1.25%	4.8%	12/31/2020	1.60	0	0	1.00%	5.1%	12/31/2020	1.62	0	0	0.75%	5.3%
12/31/2019	1.50	17	26	1.25%	25.0%	12/31/2019	1.52	0	0	1.00%	25.3%	12/31/2019	1.54	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.14	0	$0	0.50%	5.0%	12/31/2023	$2.18	0	$0	0.25%	5.3%	12/31/2023	$2.23	0	$0	0.00%	5.5%
12/31/2022	2.03	0	0	0.50%	-1.6%	12/31/2022	2.08	0	0	0.25%	-1.3%	12/31/2022	2.12	0	0	0.00%	-1.1%
12/31/2021	2.07	0	0	0.50%	25.7%	12/31/2021	2.10	0	0	0.25%	26.1%	12/31/2021	2.14	0	0	0.00%	26.4%
12/31/2020	1.64	0	0	0.50%	5.6%	12/31/2020	1.67	0	0	0.25%	5.8%	12/31/2020	1.69	0	0	0.00%	6.1%
12/31/2019	1.56	0	0	0.50%	25.9%	12/31/2019	1.58	0	0	0.25%	26.3%	12/31/2019	1.60	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	0.0%
2021	1.8%
2020	2.2%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund A Class - 06-913

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$300,520	$283,712	16,212
Receivables: investments sold	702
Payables: investments purchased	-
Net assets	$301,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$223,296	139,009	$1.61
Band 100	77,926	47,437	1.64
Band 75	-	-	1.68
Band 50	-	-	1.72
Band 25	-	-	1.76
Band 0	-	-	1.80
Total	$301,222	186,446

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,120
Mortality & expense charges			(3,384)
Net investment income (loss)			(1,264)

Gain (loss) on investments:
Net realized gain (loss)			9,254
Realized gain distributions			16,248
Net change in unrealized appreciation (depreciation)			12,668
Net gain (loss)			38,170

Increase (decrease) in net assets from operations			$36,906

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,264)	$(1,430)
Net realized gain (loss)		9,254	1,777
Realized gain distributions		16,248	12,408
Net change in unrealized appreciation (depreciation)		12,668	(76,896)

Increase (decrease) in net assets from operations		36,906	(64,141)

Contract owner transactions:
Proceeds from units sold		22,622	34,051
Cost of units redeemed		(101,547)	(4,527)
Account charges		(61)	(125)
Increase (decrease)		(78,986)	29,399
Net increase (decrease)		(42,080)	(34,742)
Net assets, beginning		343,302	378,044
Net assets, ending		$301,222	$343,302

Units sold		15,090	23,764
Units redeemed		(64,853)	(4,966)
Net increase (decrease)		(49,763)	18,798
Units outstanding, beginning		236,209	217,411
Units outstanding, ending		186,446	236,209

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,188,991
Cost of units redeemed/account charges			(1,125,501)
Net investment income (loss)			(33,997)
Net realized gain (loss)			(14,053)
Realized gain distributions			268,974
Net change in unrealized appreciation (depreciation)			16,808
Net assets			$301,222
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	139	$223	1.25%	11.0%	12/31/2023	$1.64	47	$78	1.00%	11.3%	12/31/2023	$1.68	0	$0	0.75%	11.6%
12/31/2022	1.45	185	267	1.25%	-16.4%	12/31/2022	1.48	52	76	1.00%	-16.2%	12/31/2022	1.51	0	0	0.75%	-16.0%
12/31/2021	1.73	163	283	1.25%	29.5%	12/31/2021	1.76	54	95	1.00%	29.9%	12/31/2021	1.79	0	0	0.75%	30.2%
12/31/2020	1.34	170	227	1.25%	8.2%	12/31/2020	1.36	55	75	1.00%	8.5%	12/31/2020	1.38	0	0	0.75%	8.8%
12/31/2019	1.24	171	212	1.25%	17.3%	12/31/2019	1.25	82	103	1.00%	17.6%	12/31/2019	1.27	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	0.50%	11.8%	12/31/2023	$1.76	0	$0	0.25%	12.1%	12/31/2023	$1.80	0	$0	0.00%	12.4%
12/31/2022	1.54	0	0	0.50%	-15.8%	12/31/2022	1.57	0	0	0.25%	-15.6%	12/31/2022	1.60	0	0	0.00%	-15.4%
12/31/2021	1.82	0	0	0.50%	30.5%	12/31/2021	1.86	0	0	0.25%	30.8%	12/31/2021	1.89	0	0	0.00%	31.2%
12/31/2020	1.40	0	0	0.50%	9.0%	12/31/2020	1.42	0	0	0.25%	9.3%	12/31/2020	1.44	0	0	0.00%	9.6%
12/31/2019	1.28	0	0	0.50%	18.2%	12/31/2019	1.30	0	0	0.25%	18.5%	12/31/2019	1.31	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.8%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund A Class - 06-914

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,083	$6,744	339
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$6,084

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,084	1,634	$3.72
Band 100	-	-	3.81
Band 75	-	-	3.89
Band 50	-	-	3.98
Band 25	-	-	4.07
Band 0	-	-	4.16
Total	$6,084	1,634

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$181
Mortality & expense charges			(60)
Net investment income (loss)			121

Gain (loss) on investments:
Net realized gain (loss)			(10)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			63
Net gain (loss)			53

Increase (decrease) in net assets from operations			$174

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$121	$93
Net realized gain (loss)		(10)	(1,907)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		63	(422)

Increase (decrease) in net assets from operations		174	(2,236)

Contract owner transactions:
Proceeds from units sold		1,813	2,325
Cost of units redeemed		-	(12,589)
Account charges		(3)	(1)
Increase (decrease)		1,810	(10,265)
Net increase (decrease)		1,984	(12,501)
Net assets, beginning		4,100	16,601
Net assets, ending		$6,084	$4,100

Units sold		503	583
Units redeemed		-	(3,201)
Net increase (decrease)		503	(2,618)
Units outstanding, beginning		1,131	3,749
Units outstanding, ending		1,634	1,131

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$932,796
Cost of units redeemed/account charges			(953,528)
Net investment income (loss)			16,131
Net realized gain (loss)			7,893
Realized gain distributions			3,453
Net change in unrealized appreciation (depreciation)			(661)
Net assets			$6,084
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.72	2	$6	1.25%	2.7%	12/31/2023	$3.81	0	$0	1.00%	3.0%	12/31/2023	$3.89	0	$0	0.75%	3.2%
12/31/2022	3.62	1	4	1.25%	-18.1%	12/31/2022	3.70	0	0	1.00%	-17.9%	12/31/2022	3.77	0	0	0.75%	-17.7%
12/31/2021	4.43	4	17	1.25%	-1.4%	12/31/2021	4.51	0	0	1.00%	-1.1%	12/31/2021	4.58	0	0	0.75%	-0.9%
12/31/2020	4.49	37	168	1.25%	4.5%	12/31/2020	4.56	0	0	1.00%	4.8%	12/31/2020	4.63	0	0	0.75%	5.0%
12/31/2019	4.30	261	280	1.25%	5.2%	12/31/2019	4.35	0	0	1.00%	5.5%	12/31/2019	4.40	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.98	0	$0	0.50%	3.5%	12/31/2023	$4.07	0	$0	0.25%	3.8%	12/31/2023	$4.16	0	$0	0.00%	4.0%
12/31/2022	3.85	0	0	0.50%	-17.5%	12/31/2022	3.92	0	0	0.25%	-17.3%	12/31/2022	4.00	0	0	0.00%	-17.1%
12/31/2021	4.67	0	0	0.50%	-0.6%	12/31/2021	4.75	0	0	0.25%	-0.4%	12/31/2021	4.83	0	0	0.00%	-0.2%
12/31/2020	4.70	0	0	0.50%	5.3%	12/31/2020	4.77	0	0	0.25%	5.5%	12/31/2020	4.84	0	0	0.00%	5.8%
12/31/2019	4.46	0	0	0.50%	6.0%	12/31/2019	4.52	0	0	0.25%	6.3%	12/31/2019	4.57	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.2%
2021	1.9%
2020	2.2%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund Advisor Class - 06-946

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,725	$58,396	2,741
Receivables: investments sold	-
Payables: investments purchased	(359)
Net assets	$62,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,366	37,982	$1.64
Band 100	-	-	1.68
Band 75	-	-	1.72
Band 50	-	-	1.76
Band 25	-	-	1.80
Band 0	-	-	1.84
Total	$62,366	37,982

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$486
Mortality & expense charges			(113)
Net investment income (loss)			373

Gain (loss) on investments:
Net realized gain (loss)			(7)
Realized gain distributions			2,774
Net change in unrealized appreciation (depreciation)			4,329
Net gain (loss)			7,096

Increase (decrease) in net assets from operations			$7,469

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$373	$-
Net realized gain (loss)		(7)	-
Realized gain distributions		2,774	-
Net change in unrealized appreciation (depreciation)		4,329	-

Increase (decrease) in net assets from operations		7,469	-

Contract owner transactions:
Proceeds from units sold		55,459	-
Cost of units redeemed		(550)	-
Account charges		(12)	-
Increase (decrease)		54,897	-
Net increase (decrease)		62,366	-
Net assets, beginning		-	-
Net assets, ending		$62,366	$-

Units sold		38,329	-
Units redeemed		(347)	-
Net increase (decrease)		37,982	-
Units outstanding, beginning		-	-
Units outstanding, ending		37,982	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$168,762
Cost of units redeemed/account charges			(130,340)
Net investment income (loss)			(1,223)
Net realized gain (loss)			(797)
Realized gain distributions			21,635
Net change in unrealized appreciation (depreciation)			4,329
Net assets			$62,366
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	38	$62	1.25%	11.2%	12/31/2023	$1.68	0	$0	1.00%	11.5%	12/31/2023	$1.72	0	$0	0.75%	11.8%
12/31/2022	1.48	0	0	1.25%	-16.2%	12/31/2022	1.51	0	0	1.00%	-16.0%	12/31/2022	1.54	0	0	0.75%	-15.8%
12/31/2021	1.76	0	0	1.25%	29.9%	12/31/2021	1.79	0	0	1.00%	30.2%	12/31/2021	1.82	0	0	0.75%	30.5%
12/31/2020	1.36	0	0	1.25%	8.5%	12/31/2020	1.38	0	0	1.00%	8.7%	12/31/2020	1.40	0	0	0.75%	9.0%
12/31/2019	1.25	0	0	1.25%	17.6%	12/31/2019	1.27	0	0	1.00%	17.9%	12/31/2019	1.28	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	0.50%	12.1%	12/31/2023	$1.80	0	$0	0.25%	12.4%	12/31/2023	$1.84	0	$0	0.00%	12.6%
12/31/2022	1.57	0	0	0.50%	-15.6%	12/31/2022	1.60	0	0	0.25%	-15.4%	12/31/2022	1.63	0	0	0.00%	-15.2%
12/31/2021	1.86	0	0	0.50%	30.9%	12/31/2021	1.89	0	0	0.25%	31.2%	12/31/2021	1.92	0	0	0.00%	31.5%
12/31/2020	1.42	0	0	0.50%	9.3%	12/31/2020	1.44	0	0	0.25%	9.6%	12/31/2020	1.46	0	0	0.00%	9.8%
12/31/2019	1.30	0	0	0.50%	18.5%	12/31/2019	1.31	0	0	0.25%	18.8%	12/31/2019	1.33	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund Advisor Class - 06-947

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,347	$55,371	2,755
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$49,354

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,354	12,944	$3.81
Band 100	-	-	3.90
Band 75	-	-	3.99
Band 50	-	-	4.08
Band 25	-	-	4.17
Band 0	-	-	4.26
Total	$49,354	12,944

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,880
Mortality & expense charges			(599)
Net investment income (loss)			1,281

Gain (loss) on investments:
Net realized gain (loss)			(2,569)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,290
Net gain (loss)			721

Increase (decrease) in net assets from operations			$2,002

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,281	$823
Net realized gain (loss)		(2,569)	(171)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,290	(9,276)

Increase (decrease) in net assets from operations		2,002	(8,624)

Contract owner transactions:
Proceeds from units sold		7,471	18,031
Cost of units redeemed		(16,221)	(1,005)
Account charges		(148)	(108)
Increase (decrease)		(8,898)	16,918
Net increase (decrease)		(6,896)	8,294
Net assets, beginning		56,250	47,956
Net assets, ending		$49,354	$56,250

Units sold		2,084	4,832
Units redeemed		(4,333)	(272)
Net increase (decrease)		(2,249)	4,560
Units outstanding, beginning		15,193	10,633
Units outstanding, ending		12,944	15,193

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,102,643
Cost of units redeemed/account charges			(1,068,968)
Net investment income (loss)			16,331
Net realized gain (loss)			3,908
Realized gain distributions			1,464
Net change in unrealized appreciation (depreciation)			(6,024)
Net assets			$49,354
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.81	13	$49	1.25%	3.0%	12/31/2023	$3.90	0	$0	1.00%	3.2%	12/31/2023	$3.99	0	$0	0.75%	3.5%
12/31/2022	3.70	15	56	1.25%	-17.9%	12/31/2022	3.78	0	0	1.00%	-17.7%	12/31/2022	3.85	0	0	0.75%	-17.5%
12/31/2021	4.51	11	48	1.25%	-1.2%	12/31/2021	4.59	0	0	1.00%	-0.9%	12/31/2021	4.67	0	0	0.75%	-0.7%
12/31/2020	4.56	21	98	1.25%	4.7%	12/31/2020	4.63	0	0	1.00%	5.0%	12/31/2020	4.70	0	0	0.75%	5.2%
12/31/2019	4.36	185	201	1.25%	5.5%	12/31/2019	4.41	0	0	1.00%	5.7%	12/31/2019	4.47	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.08	0	$0	0.50%	3.8%	12/31/2023	$4.17	0	$0	0.25%	4.0%	12/31/2023	$4.26	0	$0	0.00%	4.3%
12/31/2022	3.93	0	0	0.50%	-17.3%	12/31/2022	4.01	0	0	0.25%	-17.1%	12/31/2022	4.09	0	0	0.00%	-16.9%
12/31/2021	4.75	0	0	0.50%	-0.4%	12/31/2021	4.83	0	0	0.25%	-0.2%	12/31/2021	4.92	0	0	0.00%	0.1%
12/31/2020	4.77	0	0	0.50%	5.5%	12/31/2020	4.84	0	0	0.25%	5.8%	12/31/2020	4.92	0	0	0.00%	6.0%
12/31/2019	4.52	0	0	0.50%	6.3%	12/31/2019	4.58	0	0	0.25%	6.5%	12/31/2019	4.64	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.7%
2021	3.1%
2020	4.6%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Small Cap Value Fund Institutional Class - 06-CNX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	0	$0	1.25%	11.3%	12/31/2023	$1.71	0	$0	1.00%	11.6%	12/31/2023	$1.74	0	$0	0.75%	11.9%
12/31/2022	1.50	0	0	1.25%	-16.2%	12/31/2022	1.53	0	0	1.00%	-16.0%	12/31/2022	1.56	0	0	0.75%	-15.8%
12/31/2021	1.80	0	0	1.25%	29.9%	12/31/2021	1.82	0	0	1.00%	30.2%	12/31/2021	1.85	0	0	0.75%	30.5%
12/31/2020	1.38	0	0	1.25%	8.5%	12/31/2020	1.40	0	0	1.00%	8.8%	12/31/2020	1.42	0	0	0.75%	9.0%
12/31/2019	1.28	0	0	1.25%	17.5%	12/31/2019	1.29	0	0	1.00%	17.8%	12/31/2019	1.30	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	0	$0	0.50%	12.1%	12/31/2023	$1.81	0	$0	0.25%	12.4%	12/31/2023	$1.84	0	$0	0.00%	12.7%
12/31/2022	1.58	0	0	0.50%	-15.6%	12/31/2022	1.61	0	0	0.25%	-15.4%	12/31/2022	1.63	0	0	0.00%	-15.2%
12/31/2021	1.87	0	0	0.50%	30.8%	12/31/2021	1.90	0	0	0.25%	31.2%	12/31/2021	1.93	0	0	0.00%	31.5%
12/31/2020	1.43	0	0	0.50%	9.3%	12/31/2020	1.45	0	0	0.25%	9.6%	12/31/2020	1.47	0	0	0.00%	9.8%
12/31/2019	1.31	0	0	0.50%	18.4%	12/31/2019	1.32	0	0	0.25%	18.7%	12/31/2019	1.33	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Institutional 3 Class - 06-CWF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$62,097	$74,828	2,372
Receivables: investments sold	-
Payables: investments purchased	(66)
Net assets	$62,031

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,031	45,020	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$62,031	45,020

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(666)
Net investment income (loss)			(666)

Gain (loss) on investments:
Net realized gain (loss)			(295)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,750
Net gain (loss)			9,455

Increase (decrease) in net assets from operations			$8,789

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(666)	$(537)
Net realized gain (loss)		(295)	(335)
Realized gain distributions		-	1,191
Net change in unrealized appreciation (depreciation)		9,750	(19,473)

Increase (decrease) in net assets from operations		8,789	(19,154)

Contract owner transactions:
Proceeds from units sold		9,249	10,673
Cost of units redeemed		-	-
Account charges		(295)	(221)
Increase (decrease)		8,954	10,452
Net increase (decrease)		17,743	(8,702)
Net assets, beginning		44,288	52,990
Net assets, ending		$62,031	$44,288

Units sold		7,238	8,367
Units redeemed		(227)	(188)
Net increase (decrease)		7,011	8,179
Units outstanding, beginning		38,009	29,830
Units outstanding, ending		45,020	38,009

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$110,465
Cost of units redeemed/account charges			(41,944)
Net investment income (loss)			(830)
Net realized gain (loss)			(615)
Realized gain distributions			7,686
Net change in unrealized appreciation (depreciation)			(12,731)
Net assets			$62,031
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	45	$62	1.25%	18.3%	12/31/2023	$1.40	0	$0	1.00%	18.5%	12/31/2023	$1.43	0	$0	0.75%	18.8%
12/31/2022	1.17	38	44	1.25%	-34.4%	12/31/2022	1.18	0	0	1.00%	-34.2%	12/31/2022	1.20	0	0	0.75%	-34.1%
12/31/2021	1.78	30	53	1.25%	11.6%	12/31/2021	1.80	0	0	1.00%	11.9%	12/31/2021	1.82	0	0	0.75%	12.2%
12/31/2020	1.59	0	0	1.25%	13.7%	12/31/2020	1.61	0	0	1.00%	14.0%	12/31/2020	1.62	0	0	0.75%	14.2%
12/31/2019	1.40	0	0	1.25%	28.4%	12/31/2019	1.41	0	0	1.00%	28.7%	12/31/2019	1.42	0	0	0.75%	29.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	19.1%	12/31/2023	$1.48	0	$0	0.25%	19.4%	12/31/2023	$1.50	0	$0	0.00%	19.7%
12/31/2022	1.22	0	0	0.50%	-33.9%	12/31/2022	1.24	0	0	0.25%	-33.7%	12/31/2022	1.26	0	0	0.00%	-33.6%
12/31/2021	1.85	0	0	0.50%	12.4%	12/31/2021	1.87	0	0	0.25%	12.7%	12/31/2021	1.89	0	0	0.00%	13.0%
12/31/2020	1.64	0	0	0.50%	14.5%	12/31/2020	1.66	0	0	0.25%	14.8%	12/31/2020	1.67	0	0	0.00%	15.1%
12/31/2019	1.43	0	0	0.50%	29.4%	12/31/2019	1.44	0	0	0.25%	29.7%	12/31/2019	1.46	0	0	0.00%	30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	3.1%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$259,470	$274,566	27,309
Receivables: investments sold	-
Payables: investments purchased	(2,487)
Net assets	$256,983

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$256,983	241,589	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$256,983	241,589

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,770
Mortality & expense charges			(2,877)
Net investment income (loss)			9,893

Gain (loss) on investments:
Net realized gain (loss)			(15,215)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			26,924
Net gain (loss)			11,709

Increase (decrease) in net assets from operations			$21,602

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,893	$6,896
Net realized gain (loss)		(15,215)	(14,579)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		26,924	(37,330)

Increase (decrease) in net assets from operations		21,602	(45,013)

Contract owner transactions:
Proceeds from units sold		131,017	41,744
Cost of units redeemed		(88,768)	(67,813)
Account charges		(107)	(52)
Increase (decrease)		42,142	(26,121)
Net increase (decrease)		63,744	(71,134)
Net assets, beginning		193,239	264,373
Net assets, ending		$256,983	$193,239

Units sold		134,828	43,299
Units redeemed		(92,022)	(70,899)
Net increase (decrease)		42,806	(27,600)
Units outstanding, beginning		198,783	226,383
Units outstanding, ending		241,589	198,783

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$630,414
Cost of units redeemed/account charges			(364,034)
Net investment income (loss)			43,196
Net realized gain (loss)			(37,497)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15,096)
Net assets			$256,983
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	242	$257	1.25%	9.4%	12/31/2023	$1.08	0	$0	1.00%	9.7%	12/31/2023	$1.10	0	$0	0.75%	10.0%
12/31/2022	0.97	199	193	1.25%	-16.8%	12/31/2022	0.99	0	0	1.00%	-16.5%	12/31/2022	1.00	0	0	0.75%	-16.3%
12/31/2021	1.17	226	264	1.25%	-3.4%	12/31/2021	1.18	0	0	1.00%	-3.2%	12/31/2021	1.20	0	0	0.75%	-3.0%
12/31/2020	1.21	201	244	1.25%	6.5%	12/31/2020	1.22	0	0	1.00%	6.8%	12/31/2020	1.23	0	0	0.75%	7.1%
12/31/2019	1.14	186	212	1.25%	11.0%	12/31/2019	1.14	0	0	1.00%	11.2%	12/31/2019	1.15	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	10.2%	12/31/2023	$1.14	0	$0	0.25%	10.5%	12/31/2023	$1.16	0	$0	0.00%	10.8%
12/31/2022	1.02	0	0	0.50%	-16.1%	12/31/2022	1.03	0	0	0.25%	-15.9%	12/31/2022	1.05	0	0	0.00%	-15.7%
12/31/2021	1.21	0	0	0.50%	-2.7%	12/31/2021	1.23	0	0	0.25%	-2.5%	12/31/2021	1.24	0	0	0.00%	-2.2%
12/31/2020	1.25	0	0	0.50%	7.3%	12/31/2020	1.26	0	0	0.25%	7.6%	12/31/2020	1.27	0	0	0.00%	7.9%
12/31/2019	1.16	0	0	0.50%	11.8%	12/31/2019	1.17	0	0	0.25%	12.1%	12/31/2019	1.18	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.7%
2022	4.2%
2021	3.5%
2020	3.2%
2019	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund A Class - 06-FTM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,964	$52,055	5,309
Receivables: investments sold	104
Payables: investments purchased	-
Net assets	$56,068

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,068	43,861	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$56,068	43,861

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,975
Mortality & expense charges			(602)
Net investment income (loss)			1,373

Gain (loss) on investments:
Net realized gain (loss)			(355)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,621
Net gain (loss)			5,266

Increase (decrease) in net assets from operations			$6,639

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,373	$(273)
Net realized gain (loss)		(355)	6,899
Realized gain distributions		-	442
Net change in unrealized appreciation (depreciation)		5,621	(5,422)

Increase (decrease) in net assets from operations		6,639	1,646

Contract owner transactions:
Proceeds from units sold		8,613	37,510
Cost of units redeemed		(7,661)	(90,477)
Account charges		(3)	(17)
Increase (decrease)		949	(52,984)
Net increase (decrease)		7,588	(51,338)
Net assets, beginning		48,480	99,818
Net assets, ending		$56,068	$48,480

Units sold		7,237	32,856
Units redeemed		(6,767)	(72,179)
Net increase (decrease)		470	(39,323)
Units outstanding, beginning		43,391	82,714
Units outstanding, ending		43,861	43,391

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$244,856
Cost of units redeemed/account charges			(228,162)
Net investment income (loss)			6,919
Net realized gain (loss)			26,677
Realized gain distributions			1,869
Net change in unrealized appreciation (depreciation)			3,909
Net assets			$56,068
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	44	$56	1.25%	14.4%	12/31/2023	$1.30	0	$0	1.00%	14.7%	12/31/2023	$1.32	0	$0	0.75%	15.0%
12/31/2022	1.12	43	48	1.25%	-7.4%	12/31/2022	1.13	0	0	1.00%	-7.2%	12/31/2022	1.15	0	0	0.75%	-7.0%
12/31/2021	1.21	83	100	1.25%	9.2%	12/31/2021	1.22	0	0	1.00%	9.5%	12/31/2021	1.23	0	0	0.75%	9.8%
12/31/2020	1.10	49	54	1.25%	-1.6%	12/31/2020	1.11	0	0	1.00%	-1.4%	12/31/2020	1.12	0	0	0.75%	-1.1%
12/31/2019	1.12	20	23	1.25%	20.6%	12/31/2019	1.13	0	0	1.00%	20.9%	12/31/2019	1.14	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	15.3%	12/31/2023	$1.36	0	$0	0.25%	15.6%	12/31/2023	$1.39	0	$0	0.00%	15.8%
12/31/2022	1.16	0	0	0.50%	-6.7%	12/31/2022	1.18	0	0	0.25%	-6.5%	12/31/2022	1.20	0	0	0.00%	-6.3%
12/31/2021	1.25	0	0	0.50%	10.1%	12/31/2021	1.26	0	0	0.25%	10.3%	12/31/2021	1.28	0	0	0.00%	10.6%
12/31/2020	1.13	0	0	0.50%	-0.9%	12/31/2020	1.14	0	0	0.25%	-0.6%	12/31/2020	1.15	88	101	0.00%	-0.4%
12/31/2019	1.14	0	0	0.50%	21.5%	12/31/2019	1.15	0	0	0.25%	21.8%	12/31/2019	1.16	71	82	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	0.4%
2021	2.0%
2020	1.1%
2019	6.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund Advisor Class - 06-FTN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,080,574	$4,741,369	483,438
Receivables: investments sold	10,037
Payables: investments purchased	-
Net assets	$5,090,611

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,090,611	3,917,877	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$5,090,611	3,917,877

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$194,287
Mortality & expense charges			(57,936)
Net investment income (loss)			136,351

Gain (loss) on investments:
Net realized gain (loss)			7,238
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			495,958
Net gain (loss)			503,196

Increase (decrease) in net assets from operations			$639,547

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$136,351	$(20,010)
Net realized gain (loss)		7,238	58,370
Realized gain distributions		-	44,166
Net change in unrealized appreciation (depreciation)		495,958	(388,211)

Increase (decrease) in net assets from operations		639,547	(305,685)

Contract owner transactions:
Proceeds from units sold		592,652	559,020
Cost of units redeemed		(449,551)	(2,009,865)
Account charges		(1,877)	(3,179)
Increase (decrease)		141,224	(1,454,024)
Net increase (decrease)		780,771	(1,759,709)
Net assets, beginning		4,309,840	6,069,549
Net assets, ending		$5,090,611	$4,309,840

Units sold		488,864	518,598
Units redeemed		(377,042)	(1,684,246)
Net increase (decrease)		111,822	(1,165,648)
Units outstanding, beginning		3,806,055	4,971,703
Units outstanding, ending		3,917,877	3,806,055

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,863,022
Cost of units redeemed/account charges			(31,865,625)
Net investment income (loss)			849,584
Net realized gain (loss)			2,681,228
Realized gain distributions			223,197
Net change in unrealized appreciation (depreciation)			339,205
Net assets			$5,090,611
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	3,918	$5,091	1.25%	14.7%	12/31/2023	$1.32	0	$0	1.00%	15.0%	12/31/2023	$1.34	0	$0	0.75%	15.3%
12/31/2022	1.13	3,806	4,310	1.25%	-7.2%	12/31/2022	1.15	0	0	1.00%	-7.0%	12/31/2022	1.16	0	0	0.75%	-6.8%
12/31/2021	1.22	4,972	6,070	1.25%	9.6%	12/31/2021	1.23	0	0	1.00%	9.8%	12/31/2021	1.25	0	0	0.75%	10.1%
12/31/2020	1.11	17,169	19,132	1.25%	-1.4%	12/31/2020	1.12	0	0	1.00%	-1.2%	12/31/2020	1.13	0	0	0.75%	-0.9%
12/31/2019	1.13	20,093	22,716	1.25%	20.9%	12/31/2019	1.14	0	0	1.00%	21.2%	12/31/2019	1.14	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	15.6%	12/31/2023	$1.39	0	$0	0.25%	15.9%	12/31/2023	$1.41	0	$0	0.00%	16.2%
12/31/2022	1.18	0	0	0.50%	-6.5%	12/31/2022	1.20	0	0	0.25%	-6.3%	12/31/2022	1.21	0	0	0.00%	-6.1%
12/31/2021	1.26	0	0	0.50%	10.4%	12/31/2021	1.28	0	0	0.25%	10.7%	12/31/2021	1.29	0	0	0.00%	10.9%
12/31/2020	1.14	0	0	0.50%	-0.7%	12/31/2020	1.15	0	0	0.25%	-0.4%	12/31/2020	1.16	0	0	0.00%	-0.2%
12/31/2019	1.15	0	0	0.50%	21.8%	12/31/2019	1.16	0	0	0.25%	22.1%	12/31/2019	1.17	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	0.7%
2021	1.8%
2020	1.2%
2019	6.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Overseas Value Fund Institutional 3 Class - 06-FTP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,149,135	$23,548,110	2,314,827
Receivables: investments sold	225,996
Payables: investments purchased	-
Net assets	$24,375,131

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,375,131	18,603,377	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$24,375,131	18,603,377

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$966,841
Mortality & expense charges			(283,229)
Net investment income (loss)			683,612

Gain (loss) on investments:
Net realized gain (loss)			(263,672)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,707,451
Net gain (loss)			2,443,779

Increase (decrease) in net assets from operations			$3,127,391

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$683,612	$(51,393)
Net realized gain (loss)		(263,672)	(188,643)
Realized gain distributions		-	219,411
Net change in unrealized appreciation (depreciation)		2,707,451	(1,456,300)

Increase (decrease) in net assets from operations		3,127,391	(1,476,925)

Contract owner transactions:
Proceeds from units sold		4,497,539	6,633,614
Cost of units redeemed		(4,201,934)	(5,744,847)
Account charges		(67,764)	(74,762)
Increase (decrease)		227,841	814,005
Net increase (decrease)		3,355,232	(662,920)
Net assets, beginning		21,019,899	21,682,819
Net assets, ending		$24,375,131	$21,019,899

Units sold		3,794,953	5,934,940
Units redeemed		(3,622,760)	(5,175,900)
Net increase (decrease)		172,193	759,040
Units outstanding, beginning		18,431,184	17,672,144
Units outstanding, ending		18,603,377	18,431,184

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,918,592
Cost of units redeemed/account charges			(12,281,377)
Net investment income (loss)			1,159,905
Net realized gain (loss)			(391,986)
Realized gain distributions			368,972
Net change in unrealized appreciation (depreciation)			601,025
Net assets			$24,375,131
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	18,603	$24,375	1.25%	14.9%	12/31/2023	$1.33	0	$0	1.00%	15.2%	12/31/2023	$1.35	0	$0	0.75%	15.5%
12/31/2022	1.14	18,431	21,020	1.25%	-7.0%	12/31/2022	1.16	0	0	1.00%	-6.8%	12/31/2022	1.17	0	0	0.75%	-6.6%
12/31/2021	1.23	17,672	21,683	1.25%	9.6%	12/31/2021	1.24	0	0	1.00%	9.9%	12/31/2021	1.26	0	0	0.75%	10.1%
12/31/2020	1.12	1,339	1,499	1.25%	-1.3%	12/31/2020	1.13	0	0	1.00%	-1.1%	12/31/2020	1.14	0	0	0.75%	-0.8%
12/31/2019	1.13	1,359	1,541	1.25%	21.1%	12/31/2019	1.14	0	0	1.00%	21.4%	12/31/2019	1.15	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	15.8%	12/31/2023	$1.40	0	$0	0.25%	16.0%	12/31/2023	$1.42	0	$0	0.00%	16.3%
12/31/2022	1.19	0	0	0.50%	-6.4%	12/31/2022	1.21	0	0	0.25%	-6.1%	12/31/2022	1.22	0	0	0.00%	-5.9%
12/31/2021	1.27	0	0	0.50%	10.4%	12/31/2021	1.28	0	0	0.25%	10.7%	12/31/2021	1.30	0	0	0.00%	11.0%
12/31/2020	1.15	0	0	0.50%	-0.6%	12/31/2020	1.16	0	0	0.25%	-0.3%	12/31/2020	1.17	0	0	0.00%	-0.1%
12/31/2019	1.16	0	0	0.50%	22.0%	12/31/2019	1.16	0	0	0.25%	22.3%	12/31/2019	1.17	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	1.0%
2021	4.7%
2020	1.4%
2019	7.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Seligman Tech and Information Fund Inst 3 Class - 06-FTR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,598,609	$2,512,867	19,953
Receivables: investments sold	-
Payables: investments purchased	(3,673)
Net assets	$2,594,936

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,594,936	896,263	$2.90
Band 100	-	-	2.94
Band 75	-	-	2.99
Band 50	-	-	3.04
Band 25	-	-	3.09
Band 0	-	-	3.14
Total	$2,594,936	896,263

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(26,599)
Net investment income (loss)			(26,599)

Gain (loss) on investments:
Net realized gain (loss)			(23,413)
Realized gain distributions			113,719
Net change in unrealized appreciation (depreciation)			682,082
Net gain (loss)			772,388

Increase (decrease) in net assets from operations			$745,789

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,599)	$(20,955)
Net realized gain (loss)		(23,413)	(10,924)
Realized gain distributions		113,719	112,295
Net change in unrealized appreciation (depreciation)		682,082	(767,486)

Increase (decrease) in net assets from operations		745,789	(687,070)

Contract owner transactions:
Proceeds from units sold		670,348	87,299
Cost of units redeemed		(311,309)	(90,514)
Account charges		(391)	(317)
Increase (decrease)		358,648	(3,532)
Net increase (decrease)		1,104,437	(690,602)
Net assets, beginning		1,490,499	2,181,101
Net assets, ending		$2,594,936	$1,490,499

Units sold		308,238	39,539
Units redeemed		(147,776)	(37,344)
Net increase (decrease)		160,462	2,195
Units outstanding, beginning		735,801	733,606
Units outstanding, ending		896,263	735,801

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,229,267
Cost of units redeemed/account charges			(1,395,440)
Net investment income (loss)			(78,160)
Net realized gain (loss)			114,619
Realized gain distributions			638,908
Net change in unrealized appreciation (depreciation)			85,742
Net assets			$2,594,936
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.90	896	$2,595	1.25%	42.9%	12/31/2023	$2.94	0	$0	1.00%	43.3%	12/31/2023	$2.99	0	$0	0.75%	43.6%
12/31/2022	2.03	736	1,490	1.25%	-31.9%	12/31/2022	2.05	0	0	1.00%	-31.7%	12/31/2022	2.08	0	0	0.75%	-31.5%
12/31/2021	2.97	734	2,181	1.25%	37.7%	12/31/2021	3.01	0	0	1.00%	38.0%	12/31/2021	3.04	0	0	0.75%	38.4%
12/31/2020	2.16	296	639	1.25%	43.0%	12/31/2020	2.18	0	0	1.00%	43.3%	12/31/2020	2.20	0	0	0.75%	43.7%
12/31/2019	1.51	374	565	1.25%	52.6%	12/31/2019	1.52	0	0	1.00%	52.9%	12/31/2019	1.53	0	0	0.75%	53.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.04	0	$0	0.50%	44.0%	12/31/2023	$3.09	0	$0	0.25%	44.4%	12/31/2023	$3.14	0	$0	0.00%	44.7%
12/31/2022	2.11	0	0	0.50%	-31.4%	12/31/2022	2.14	0	0	0.25%	-31.2%	12/31/2022	2.17	0	0	0.00%	-31.0%
12/31/2021	3.08	0	0	0.50%	38.7%	12/31/2021	3.11	0	0	0.25%	39.1%	12/31/2021	3.15	0	0	0.00%	39.4%
12/31/2020	2.22	0	0	0.50%	44.1%	12/31/2020	2.24	0	0	0.25%	44.4%	12/31/2020	2.26	0	0	0.00%	44.8%
12/31/2019	1.54	0	0	0.50%	53.7%	12/31/2019	1.55	0	0	0.25%	54.1%	12/31/2019	1.56	0	0	0.00%	54.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Quality Income Fund Institutional 3 Class - 06-FTT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$230,063	$253,398	12,780
Receivables: investments sold	-
Payables: investments purchased	(2,055)
Net assets	$228,008

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$228,008	60,869	$3.75
Band 100	-	-	3.81
Band 75	-	-	3.87
Band 50	-	-	3.93
Band 25	-	-	4.00
Band 0	-	-	4.06
Total	$228,008	60,869

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,771
Mortality & expense charges			(2,712)
Net investment income (loss)			6,059

Gain (loss) on investments:
Net realized gain (loss)			(13,676)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,967
Net gain (loss)			1,291

Increase (decrease) in net assets from operations			$7,350

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,059	$3,093
Net realized gain (loss)		(13,676)	(5,500)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,967	(33,549)

Increase (decrease) in net assets from operations		7,350	(35,956)

Contract owner transactions:
Proceeds from units sold		113,688	25,817
Cost of units redeemed		(55,602)	(33,698)
Account charges		(852)	(666)
Increase (decrease)		57,234	(8,547)
Net increase (decrease)		64,584	(44,503)
Net assets, beginning		163,424	207,927
Net assets, ending		$228,008	$163,424

Units sold		31,327	6,914
Units redeemed		(15,454)	(8,964)
Net increase (decrease)		15,873	(2,050)
Units outstanding, beginning		44,996	47,046
Units outstanding, ending		60,869	44,996

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,489,517
Cost of units redeemed/account charges			(1,268,264)
Net investment income (loss)			28,112
Net realized gain (loss)			(105)
Realized gain distributions			2,083
Net change in unrealized appreciation (depreciation)			(23,335)
Net assets			$228,008
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.75	61	$228	1.25%	3.1%	12/31/2023	$3.81	0	$0	1.00%	3.4%	12/31/2023	$3.87	0	$0	0.75%	3.7%
12/31/2022	3.63	45	163	1.25%	-17.8%	12/31/2022	3.68	0	0	1.00%	-17.6%	12/31/2022	3.73	0	0	0.75%	-17.4%
12/31/2021	4.42	47	208	1.25%	-1.0%	12/31/2021	4.47	0	0	1.00%	-0.8%	12/31/2021	4.52	0	0	0.75%	-0.5%
12/31/2020	4.47	41	183	1.25%	4.8%	12/31/2020	4.51	0	0	1.00%	5.1%	12/31/2020	4.54	0	0	0.75%	5.4%
12/31/2019	4.26	844	898	1.25%	5.6%	12/31/2019	4.29	0	0	1.00%	5.9%	12/31/2019	4.31	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.93	0	$0	0.50%	3.9%	12/31/2023	$4.00	0	$0	0.25%	4.2%	12/31/2023	$4.06	0	$0	0.00%	4.4%
12/31/2022	3.79	0	0	0.50%	-17.2%	12/31/2022	3.84	0	0	0.25%	-17.0%	12/31/2022	3.89	0	0	0.00%	-16.8%
12/31/2021	4.57	0	0	0.50%	-0.3%	12/31/2021	4.62	0	0	0.25%	0.0%	12/31/2021	4.68	0	0	0.00%	0.2%
12/31/2020	4.58	0	0	0.50%	5.6%	12/31/2020	4.63	0	0	0.25%	5.9%	12/31/2020	4.67	0	0	0.00%	6.1%
12/31/2019	4.34	0	0	0.50%	6.4%	12/31/2019	4.37	0	0	0.25%	6.7%	12/31/2019	4.40	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	2.9%
2021	2.4%
2020	5.0%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Contrarian Core Institutional 3 Class - 06-46K

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,365,487	$1,292,618	41,683
Receivables: investments sold	-
Payables: investments purchased	(19,928)
Net assets	$1,345,559

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,345,559	777,996	$1.73
Band 100	-	-	1.75
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$1,345,559	777,996

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,305
Mortality & expense charges			(12,301)
Net investment income (loss)			(2,996)

Gain (loss) on investments:
Net realized gain (loss)			(24,307)
Realized gain distributions			33,730
Net change in unrealized appreciation (depreciation)			204,526
Net gain (loss)			213,949

Increase (decrease) in net assets from operations			$210,953

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,996)	$4,463
Net realized gain (loss)		(24,307)	30
Realized gain distributions		33,730	75,312
Net change in unrealized appreciation (depreciation)		204,526	(131,657)

Increase (decrease) in net assets from operations		210,953	(51,852)

Contract owner transactions:
Proceeds from units sold		1,370,594	920,713
Cost of units redeemed		(1,103,676)	(824)
Account charges		(249)	(100)
Increase (decrease)		266,669	919,789
Net increase (decrease)		477,622	867,937
Net assets, beginning		867,937	-
Net assets, ending		$1,345,559	$867,937

Units sold		865,737	655,978
Units redeemed		(743,030)	(689)
Net increase (decrease)		122,707	655,289
Units outstanding, beginning		655,289	-
Units outstanding, ending		777,996	655,289

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,291,307
Cost of units redeemed/account charges			(1,104,849)
Net investment income (loss)			1,467
Net realized gain (loss)			(24,277)
Realized gain distributions			109,042
Net change in unrealized appreciation (depreciation)			72,869
Net assets			$1,345,559
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	778	$1,346	1.25%	30.6%	12/31/2023	$1.75	0	$0	1.00%	30.9%	12/31/2023	$1.77	0	$0	0.75%	31.2%
12/31/2022	1.32	655	868	1.25%	-19.5%	12/31/2022	1.34	0	0	1.00%	-19.3%	12/31/2022	1.35	0	0	0.75%	-19.1%
12/31/2021	1.64	0	0	1.25%	22.9%	12/31/2021	1.65	0	0	1.00%	23.2%	12/31/2021	1.66	0	0	0.75%	23.5%
12/31/2020	1.34	0	0	1.25%	20.9%	12/31/2020	1.34	0	0	1.00%	21.2%	12/31/2020	1.35	0	0	0.75%	21.5%
12/31/2019	1.11	0	0	1.25%	10.7%	12/31/2019	1.11	0	0	1.00%	10.8%	12/31/2019	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	0	$0	0.50%	31.6%	12/31/2023	$1.81	0	$0	0.25%	31.9%	12/31/2023	$1.83	0	$0	0.00%	32.2%
12/31/2022	1.36	0	0	0.50%	-18.9%	12/31/2022	1.37	0	0	0.25%	-18.7%	12/31/2022	1.38	0	0	0.00%	-18.4%
12/31/2021	1.67	0	0	0.50%	23.8%	12/31/2021	1.68	0	0	0.25%	24.1%	12/31/2021	1.69	0	0	0.00%	24.4%
12/31/2020	1.35	0	0	0.50%	21.8%	12/31/2020	1.36	0	0	0.25%	22.1%	12/31/2020	1.36	0	0	0.00%	22.4%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	1.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Dividend Income I3 Class - 06-4FK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,636,393	$12,466,432	408,332
Receivables: investments sold	34,167
Payables: investments purchased	-
Net assets	$12,670,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,670,560	8,710,606	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.53
Total	$12,670,560	8,710,606

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$265,345
Mortality & expense charges			(162,749)
Net investment income (loss)			102,596

Gain (loss) on investments:
Net realized gain (loss)			(77,297)
Realized gain distributions			358,970
Net change in unrealized appreciation (depreciation)			754,933
Net gain (loss)			1,036,606

Increase (decrease) in net assets from operations			$1,139,202

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$102,596	$138,677
Net realized gain (loss)		(77,297)	(1,442,597)
Realized gain distributions		358,970	243,364
Net change in unrealized appreciation (depreciation)		754,933	(836,199)

Increase (decrease) in net assets from operations		1,139,202	(1,896,755)

Contract owner transactions:
Proceeds from units sold		6,337,461	29,358,082
Cost of units redeemed		(7,829,072)	(18,372,219)
Account charges		(18,456)	(16,290)
Increase (decrease)		(1,510,067)	10,969,573
Net increase (decrease)		(370,865)	9,072,818
Net assets, beginning		13,041,425	3,968,607
Net assets, ending		$12,670,560	$13,041,425

Units sold		4,698,711	21,704,675
Units redeemed		(5,780,979)	(14,711,931)
Net increase (decrease)		(1,082,268)	6,992,744
Units outstanding, beginning		9,792,874	2,800,130
Units outstanding, ending		8,710,606	9,792,874

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$39,943,087
Cost of units redeemed/account charges			(26,850,511)
Net investment income (loss)			253,525
Net realized gain (loss)			(1,499,261)
Realized gain distributions			653,759
Net change in unrealized appreciation (depreciation)			169,961
Net assets			$12,670,560
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	8,711	$12,671	1.25%	9.2%	12/31/2023	$1.47	0	$0	1.00%	9.5%	12/31/2023	$1.49	0	$0	0.75%	9.8%
12/31/2022	1.33	9,793	13,041	1.25%	-6.0%	12/31/2022	1.34	0	0	1.00%	-5.8%	12/31/2022	1.35	0	0	0.75%	-5.6%
12/31/2021	1.42	2,800	3,969	1.25%	24.9%	12/31/2021	1.43	0	0	1.00%	25.2%	12/31/2021	1.43	0	0	0.75%	25.5%
12/31/2020	1.13	2	2	1.25%	6.6%	12/31/2020	1.14	0	0	1.00%	6.8%	12/31/2020	1.14	0	0	0.75%	7.1%
12/31/2019	1.06	0	0	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	0	$0	0.50%	10.0%	12/31/2023	$1.52	0	$0	0.25%	10.3%	12/31/2023	$1.53	0	$0	0.00%	10.6%
12/31/2022	1.36	0	0	0.50%	-5.3%	12/31/2022	1.38	0	0	0.25%	-5.1%	12/31/2022	1.39	0	0	0.00%	-4.9%
12/31/2021	1.44	0	0	0.50%	25.8%	12/31/2021	1.45	0	0	0.25%	26.1%	12/31/2021	1.46	0	0	0.00%	26.5%
12/31/2020	1.15	0	0	0.50%	7.4%	12/31/2020	1.15	0	0	0.25%	7.6%	12/31/2020	1.15	0	0	0.00%	7.9%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.7%	12/31/2019	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	4.3%
2021	1.8%
2020	0.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Gr Institutional 3 Class - 06-4GF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$601,200	$548,794	53,929
Receivables: investments sold	-
Payables: investments purchased	(35,485)
Net assets	$565,715

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$565,715	401,247	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$565,715	401,247

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,465)
Net investment income (loss)			(1,465)

Gain (loss) on investments:
Net realized gain (loss)			949
Realized gain distributions			32,166
Net change in unrealized appreciation (depreciation)			51,789
Net gain (loss)			84,904

Increase (decrease) in net assets from operations			$83,439

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,465)	$(27)
Net realized gain (loss)		949	1
Realized gain distributions		32,166	-
Net change in unrealized appreciation (depreciation)		51,789	617

Increase (decrease) in net assets from operations		83,439	591

Contract owner transactions:
Proceeds from units sold		509,609	10,747
Cost of units redeemed		(38,534)	-
Account charges		(137)	-
Increase (decrease)		470,938	10,747
Net increase (decrease)		554,377	11,338
Net assets, beginning		11,338	-
Net assets, ending		$565,715	$11,338

Units sold		417,787	11,089
Units redeemed		(27,629)	-
Net increase (decrease)		390,158	11,089
Units outstanding, beginning		11,089	-
Units outstanding, ending		401,247	11,089

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$520,356
Cost of units redeemed/account charges			(38,671)
Net investment income (loss)			(1,492)
Net realized gain (loss)			950
Realized gain distributions			32,166
Net change in unrealized appreciation (depreciation)			52,406
Net assets			$565,715
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	401	$566	1.25%	37.9%	12/31/2023	$1.42	0	$0	1.00%	38.2%	12/31/2023	$1.44	0	$0	0.75%	38.6%
12/31/2022	1.02	11	11	1.25%	-32.8%	12/31/2022	1.03	0	0	1.00%	-32.6%	12/31/2022	1.04	0	0	0.75%	-32.5%
12/31/2021	1.52	0	0	1.25%	8.0%	12/31/2021	1.53	0	0	1.00%	8.2%	12/31/2021	1.54	0	0	0.75%	8.5%
12/31/2020	1.41	0	0	1.25%	40.9%	12/31/2020	1.41	0	0	1.00%	41.2%	12/31/2020	1.42	0	0	0.75%	41.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	38.9%	12/31/2023	$1.47	0	$0	0.25%	39.3%	12/31/2023	$1.48	0	$0	0.00%	39.6%
12/31/2022	1.05	0	0	0.50%	-32.3%	12/31/2022	1.05	0	0	0.25%	-32.1%	12/31/2022	1.06	0	0	0.00%	-31.9%
12/31/2021	1.54	0	0	0.50%	8.8%	12/31/2021	1.55	0	0	0.25%	9.1%	12/31/2021	1.56	0	0	0.00%	9.3%
12/31/2020	1.42	0	0	0.50%	41.9%	12/31/2020	1.42	0	0	0.25%	42.2%	12/31/2020	1.43	0	0	0.00%	42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Large Val Institutional 3 Class - 06-4GG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$408	$398	12
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$408

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$408	301	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$408	301

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9
Mortality & expense charges			-
Net investment income (loss)			9

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			10
Net gain (loss)			16

Increase (decrease) in net assets from operations			$25

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9	$-
Net realized gain (loss)		-	-
Realized gain distributions		6	-
Net change in unrealized appreciation (depreciation)		10	-

Increase (decrease) in net assets from operations		25	-

Contract owner transactions:
Proceeds from units sold		397	-
Cost of units redeemed		(14)	-
Account charges		-	-
Increase (decrease)		383	-
Net increase (decrease)		408	-
Net assets, beginning		-	-
Net assets, ending		$408	$-

Units sold		311	-
Units redeemed		(10)	-
Net increase (decrease)		301	-
Units outstanding, beginning		-	-
Units outstanding, ending		301	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$397
Cost of units redeemed/account charges			(14)
Net investment income (loss)			9
Net realized gain (loss)			-
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			10
Net assets			$408
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	1.25%	4.6%	12/31/2023	$1.37	0	$0	1.00%	4.9%	12/31/2023	$1.38	0	$0	0.75%	5.1%
12/31/2022	1.29	0	0	1.25%	-1.9%	12/31/2022	1.30	0	0	1.00%	-1.7%	12/31/2022	1.31	0	0	0.75%	-1.4%
12/31/2021	1.32	0	0	1.25%	25.2%	12/31/2021	1.33	0	0	1.00%	25.5%	12/31/2021	1.33	0	0	0.75%	25.8%
12/31/2020	1.05	0	0	1.25%	5.5%	12/31/2020	1.06	0	0	1.00%	5.7%	12/31/2020	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	5.4%	12/31/2023	$1.41	0	$0	0.25%	5.7%	12/31/2023	$1.42	0	$0	0.00%	5.9%
12/31/2022	1.32	0	0	0.50%	-1.2%	12/31/2022	1.33	0	0	0.25%	-1.0%	12/31/2022	1.34	0	0	0.00%	-0.7%
12/31/2021	1.34	0	0	0.50%	26.1%	12/31/2021	1.35	0	0	0.25%	26.5%	12/31/2021	1.35	0	0	0.00%	26.8%
12/31/2020	1.06	0	0	0.50%	6.2%	12/31/2020	1.06	0	0	0.25%	6.5%	12/31/2020	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Glbl Equity Advisor Class - 06-4NM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$318	$304	18
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$318

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$318	246	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$318	246

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1)
Net investment income (loss)			(1)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			14
Net gain (loss)			26

Increase (decrease) in net assets from operations			$25

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1)	$-
Net realized gain (loss)		-	-
Realized gain distributions		12	-
Net change in unrealized appreciation (depreciation)		14	-

Increase (decrease) in net assets from operations		25	-

Contract owner transactions:
Proceeds from units sold		293	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		293	-
Net increase (decrease)		318	-
Net assets, beginning		-	-
Net assets, ending		$318	$-

Units sold		246	-
Units redeemed		-	-
Net increase (decrease)		246	-
Units outstanding, beginning		-	-
Units outstanding, ending		246	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,880
Cost of units redeemed/account charges			(11,428)
Net investment income (loss)			(116)
Net realized gain (loss)			2,353
Realized gain distributions			615
Net change in unrealized appreciation (depreciation)			14
Net assets			$318
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	1.25%	23.2%	12/31/2023	$1.30	0	$0	1.00%	23.5%	12/31/2023	$1.31	0	$0	0.75%	23.9%
12/31/2022	1.05	0	0	1.25%	-28.9%	12/31/2022	1.05	0	0	1.00%	-28.7%	12/31/2022	1.06	0	0	0.75%	-28.5%
12/31/2021	1.47	0	0	1.25%	22.1%	12/31/2021	1.48	0	0	1.00%	22.4%	12/31/2021	1.48	0	0	0.75%	22.7%
12/31/2020	1.21	6	7	1.25%	20.5%	12/31/2020	1.21	0	0	1.00%	20.7%	12/31/2020	1.21	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	24.2%	12/31/2023	$1.34	0	$0	0.25%	24.5%	12/31/2023	$1.35	0	$0	0.00%	24.8%
12/31/2022	1.07	0	0	0.50%	-28.3%	12/31/2022	1.07	0	0	0.25%	-28.2%	12/31/2022	1.08	0	0	0.00%	-28.0%
12/31/2021	1.49	0	0	0.50%	23.0%	12/31/2021	1.49	0	0	0.25%	23.3%	12/31/2021	1.50	0	0	0.00%	23.6%
12/31/2020	1.21	0	0	0.50%	21.0%	12/31/2020	1.21	0	0	0.25%	21.2%	12/31/2020	1.21	0	0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Glbl Equity A Class - 06-4NK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	1.25%	22.9%	12/31/2023	$1.29	0	$0	1.00%	23.2%	12/31/2023	$1.30	0	$0	0.75%	23.5%
12/31/2022	1.04	0	0	1.25%	-29.0%	12/31/2022	1.05	0	0	1.00%	-28.9%	12/31/2022	1.05	0	0	0.75%	-28.7%
12/31/2021	1.47	0	0	1.25%	21.7%	12/31/2021	1.47	0	0	1.00%	22.0%	12/31/2021	1.48	0	0	0.75%	22.4%
12/31/2020	1.20	0	0	1.25%	20.4%	12/31/2020	1.21	0	0	1.00%	20.5%	12/31/2020	1.21	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	23.9%	12/31/2023	$1.32	0	$0	0.25%	24.2%	12/31/2023	$1.34	0	$0	0.00%	24.5%
12/31/2022	1.06	0	0	0.50%	-28.5%	12/31/2022	1.07	0	0	0.25%	-28.3%	12/31/2022	1.07	0	0	0.00%	-28.1%
12/31/2021	1.48	0	0	0.50%	22.7%	12/31/2021	1.49	0	0	0.25%	23.0%	12/31/2021	1.49	0	0	0.00%	23.3%
12/31/2020	1.21	0	0	0.50%	20.8%	12/31/2020	1.21	0	0	0.25%	21.0%	12/31/2020	1.21	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Alloc Mod Agrsv A Class - 06-66K (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	1.25%	16.0%	12/31/2023	$0.94	0	$0	1.00%	16.3%	12/31/2023	$0.95	0	$0	0.75%	16.6%
12/31/2022	0.81	0	0	1.25%	-19.1%	12/31/2022	0.81	0	0	1.00%	-18.9%	12/31/2022	0.81	0	0	0.75%	-18.7%
12/31/2021	1.00	0	0	1.25%	-0.3%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	16.9%	12/31/2023	$0.96	0	$0	0.25%	17.2%	12/31/2023	$0.96	0	$0	0.00%	17.5%
12/31/2022	0.81	0	0	0.50%	-18.5%	12/31/2022	0.82	0	0	0.25%	-18.3%	12/31/2022	0.82	0	0	0.00%	-18.1%
12/31/2021	1.00	0	0	0.50%	-0.2%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$654,200	$704,924	60,864
Receivables: investments sold	90
Payables: investments purchased	-
Net assets	$654,290

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$654,290	694,438	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$654,290	694,438

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,405
Mortality & expense charges			(8,812)
Net investment income (loss)			7,593

Gain (loss) on investments:
Net realized gain (loss)			(71,134)
Realized gain distributions			15,600
Net change in unrealized appreciation (depreciation)			150,658
Net gain (loss)			95,124

Increase (decrease) in net assets from operations			$102,717

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,593	$4,892
Net realized gain (loss)		(71,134)	(30,578)
Realized gain distributions		15,600	42,062
Net change in unrealized appreciation (depreciation)		150,658	(201,382)

Increase (decrease) in net assets from operations		102,717	(185,006)

Contract owner transactions:
Proceeds from units sold		16,082	1,227,630
Cost of units redeemed		(378,269)	(128,724)
Account charges		(80)	(60)
Increase (decrease)		(362,267)	1,098,846
Net increase (decrease)		(259,550)	913,840
Net assets, beginning		913,840	-
Net assets, ending		$654,290	$913,840

Units sold		20,021	1,288,887
Units redeemed		(454,773)	(159,697)
Net increase (decrease)		(434,752)	1,129,190
Units outstanding, beginning		1,129,190	-
Units outstanding, ending		694,438	1,129,190

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,243,712
Cost of units redeemed/account charges			(507,133)
Net investment income (loss)			12,485
Net realized gain (loss)			(101,712)
Realized gain distributions			57,662
Net change in unrealized appreciation (depreciation)			(50,724)
Net assets			$654,290
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	694	$654	1.25%	16.4%	12/31/2023	$0.95	0	$0	1.00%	16.7%	12/31/2023	$0.95	0	$0	0.75%	17.0%
12/31/2022	0.81	1,129	914	1.25%	-18.8%	12/31/2022	0.81	0	0	1.00%	-18.6%	12/31/2022	0.81	0	0	0.75%	-18.4%
12/31/2021	1.00	0	0	1.25%	-0.3%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	17.3%	12/31/2023	$0.96	0	$0	0.25%	17.6%	12/31/2023	$0.97	0	$0	0.00%	17.9%
12/31/2022	0.82	0	0	0.50%	-18.2%	12/31/2022	0.82	0	0	0.25%	-18.0%	12/31/2022	0.82	0	0	0.00%	-17.8%
12/31/2021	1.00	0	0	0.50%	-0.2%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	3.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Agrsv A Class - 06-66N (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	1.25%	18.4%	12/31/2023	$0.95	0	$0	1.00%	18.7%	12/31/2023	$0.95	0	$0	0.75%	19.0%
12/31/2022	0.80	0	0	1.25%	-20.1%	12/31/2022	0.80	0	0	1.00%	-19.9%	12/31/2022	0.80	0	0	0.75%	-19.7%
12/31/2021	1.00	0	0	1.25%	-0.4%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	19.3%	12/31/2023	$0.96	0	$0	0.25%	19.6%	12/31/2023	$0.97	0	$0	0.00%	19.9%
12/31/2022	0.80	0	0	0.50%	-19.5%	12/31/2022	0.81	0	0	0.25%	-19.3%	12/31/2022	0.81	0	0	0.00%	-19.1%
12/31/2021	1.00	0	0	0.50%	-0.3%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Agrsv Inst Class - 06-66P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,454,714	$1,482,981	127,135
Receivables: investments sold	984
Payables: investments purchased	-
Net assets	$1,455,698

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,455,698	1,532,491	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$1,455,698	1,532,491

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33,347
Mortality & expense charges			(20,051)
Net investment income (loss)			13,296

Gain (loss) on investments:
Net realized gain (loss)			(183,109)
Realized gain distributions			56,668
Net change in unrealized appreciation (depreciation)			397,653
Net gain (loss)			271,212

Increase (decrease) in net assets from operations			$284,508

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,296	$4,791
Net realized gain (loss)		(183,109)	(24,430)
Realized gain distributions		56,668	103,923
Net change in unrealized appreciation (depreciation)		397,653	(425,920)

Increase (decrease) in net assets from operations		284,508	(341,636)

Contract owner transactions:
Proceeds from units sold		666,384	2,243,371
Cost of units redeemed		(1,257,114)	(137,051)
Account charges		(1,706)	(1,058)
Increase (decrease)		(592,436)	2,105,262
Net increase (decrease)		(307,928)	1,763,626
Net assets, beginning		1,763,626	-
Net assets, ending		$1,455,698	$1,763,626

Units sold		791,430	2,370,537
Units redeemed		(1,464,930)	(164,546)
Net increase (decrease)		(673,500)	2,205,991
Units outstanding, beginning		2,205,991	-
Units outstanding, ending		1,532,491	2,205,991

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,909,755
Cost of units redeemed/account charges			(1,396,929)
Net investment income (loss)			18,087
Net realized gain (loss)			(207,539)
Realized gain distributions			160,591
Net change in unrealized appreciation (depreciation)			(28,267)
Net assets			$1,455,698
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	1,532	$1,456	1.25%	18.8%	12/31/2023	$0.95	0	$0	1.00%	19.1%	12/31/2023	$0.96	0	$0	0.75%	19.4%
12/31/2022	0.80	2,206	1,764	1.25%	-19.8%	12/31/2022	0.80	0	0	1.00%	-19.6%	12/31/2022	0.80	0	0	0.75%	-19.4%
12/31/2021	1.00	0	0	1.25%	-0.4%	12/31/2021	1.00	0	0	1.00%	-0.3%	12/31/2021	1.00	0	0	0.75%	-0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	19.7%	12/31/2023	$0.97	0	$0	0.25%	20.0%	12/31/2023	$0.98	0	$0	0.00%	20.3%
12/31/2022	0.81	0	0	0.50%	-19.2%	12/31/2022	0.81	0	0	0.25%	-19.0%	12/31/2022	0.81	0	0	0.00%	-18.8%
12/31/2021	1.00	0	0	0.50%	-0.3%	12/31/2021	1.00	0	0	0.25%	-0.2%	12/31/2021	1.00	0	0	0.00%	-0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	3.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Cnsrv A Class - 06-66C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,764	$10,870	1,089
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$9,770

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,770	10,718	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.94
Total	$9,770	10,718

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$306
Mortality & expense charges			(117)
Net investment income (loss)			189

Gain (loss) on investments:
Net realized gain (loss)			(96)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			651
Net gain (loss)			555

Increase (decrease) in net assets from operations			$744

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$189	$50
Net realized gain (loss)		(96)	(157)
Realized gain distributions		-	263
Net change in unrealized appreciation (depreciation)		651	(1,757)

Increase (decrease) in net assets from operations		744	(1,601)

Contract owner transactions:
Proceeds from units sold		78	11,726
Cost of units redeemed		(535)	(642)
Account charges		-	-
Increase (decrease)		(457)	11,084
Net increase (decrease)		287	9,483
Net assets, beginning		9,483	-
Net assets, ending		$9,770	$9,483

Units sold		91	12,024
Units redeemed		(612)	(785)
Net increase (decrease)		(521)	11,239
Units outstanding, beginning		11,239	-
Units outstanding, ending		10,718	11,239

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,804
Cost of units redeemed/account charges			(1,177)
Net investment income (loss)			239
Net realized gain (loss)			(253)
Realized gain distributions			263
Net change in unrealized appreciation (depreciation)			(1,106)
Net assets			$9,770
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	11	$10	1.25%	8.0%	12/31/2023	$0.92	0	$0	1.00%	8.3%	12/31/2023	$0.92	0	$0	0.75%	8.6%
12/31/2022	0.84	11	9	1.25%	-15.6%	12/31/2022	0.85	0	0	1.00%	-15.4%	12/31/2022	0.85	0	0	0.75%	-15.2%
12/31/2021	1.00	0	0	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.0%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	0.50%	8.8%	12/31/2023	$0.93	0	$0	0.25%	9.1%	12/31/2023	$0.94	0	$0	0.00%	9.4%
12/31/2022	0.85	0	0	0.50%	-15.0%	12/31/2022	0.85	0	0	0.25%	-14.8%	12/31/2022	0.86	0	0	0.00%	-14.5%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	3.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Cnsrv Inst Class - 06-66F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$91,626	$100,551	10,327
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$91,602

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,602	99,829	$0.92
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$91,602	99,829

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,118
Mortality & expense charges			(1,073)
Net investment income (loss)			2,045

Gain (loss) on investments:
Net realized gain (loss)			(701)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,692
Net gain (loss)			4,991

Increase (decrease) in net assets from operations			$7,036

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,045	$731
Net realized gain (loss)		(701)	(90)
Realized gain distributions		-	2,100
Net change in unrealized appreciation (depreciation)		5,692	(14,617)

Increase (decrease) in net assets from operations		7,036	(11,876)

Contract owner transactions:
Proceeds from units sold		6,288	94,531
Cost of units redeemed		(4,360)	(16)
Account charges		(1)	-
Increase (decrease)		1,927	94,515
Net increase (decrease)		8,963	82,639
Net assets, beginning		82,639	-
Net assets, ending		$91,602	$82,639

Units sold		7,197	97,605
Units redeemed		(4,955)	(18)
Net increase (decrease)		2,242	97,587
Units outstanding, beginning		97,587	-
Units outstanding, ending		99,829	97,587

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$100,819
Cost of units redeemed/account charges			(4,377)
Net investment income (loss)			2,776
Net realized gain (loss)			(791)
Realized gain distributions			2,100
Net change in unrealized appreciation (depreciation)			(8,925)
Net assets			$91,602
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	100	$92	1.25%	8.4%	12/31/2023	$0.92	0	$0	1.00%	8.6%	12/31/2023	$0.93	0	$0	0.75%	8.9%
12/31/2022	0.85	98	83	1.25%	-15.3%	12/31/2022	0.85	0	0	1.00%	-15.1%	12/31/2022	0.85	0	0	0.75%	-14.9%
12/31/2021	1.00	0	0	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.0%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	0.50%	9.2%	12/31/2023	$0.94	0	$0	0.25%	9.4%	12/31/2023	$0.94	0	$0	0.00%	9.7%
12/31/2022	0.85	0	0	0.50%	-14.7%	12/31/2022	0.86	0	0	0.25%	-14.4%	12/31/2022	0.86	0	0	0.00%	-14.2%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	4.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Mod A Class - 06-66G (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.93
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.95
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	1.25%	13.4%	12/31/2023	$0.93	0	$0	1.00%	13.7%	12/31/2023	$0.94	0	$0	0.75%	13.9%
12/31/2022	0.82	0	0	1.25%	-18.2%	12/31/2022	0.82	0	0	1.00%	-18.0%	12/31/2022	0.82	0	0	0.75%	-17.8%
12/31/2021	1.00	0	0	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.2%	12/31/2021	1.00	0	0	0.75%	-0.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	0.50%	14.2%	12/31/2023	$0.95	0	$0	0.25%	14.5%	12/31/2023	$0.95	0	$0	0.00%	14.8%
12/31/2022	0.82	0	0	0.50%	-17.6%	12/31/2022	0.83	0	0	0.25%	-17.4%	12/31/2022	0.83	0	0	0.00%	-17.2%
12/31/2021	1.00	0	0	0.50%	-0.1%	12/31/2021	1.00	0	0	0.25%	-0.1%	12/31/2021	1.00	0	0	0.00%	-0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Capital Allocation Mod Inst Class - 06-66J

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$784,349	$850,741	80,412
Receivables: investments sold	472
Payables: investments purchased	-
Net assets	$784,821

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$784,821	841,871	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$784,821	841,871

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$23,638
Mortality & expense charges			(9,851)
Net investment income (loss)			13,787

Gain (loss) on investments:
Net realized gain (loss)			(20,068)
Realized gain distributions			13,731
Net change in unrealized appreciation (depreciation)			94,837
Net gain (loss)			88,500

Increase (decrease) in net assets from operations			$102,287

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,787	$6,709
Net realized gain (loss)		(20,068)	(9,141)
Realized gain distributions		13,731	28,309
Net change in unrealized appreciation (depreciation)		94,837	(161,229)

Increase (decrease) in net assets from operations		102,287	(135,352)

Contract owner transactions:
Proceeds from units sold		100,971	933,602
Cost of units redeemed		(151,197)	(65,312)
Account charges		(102)	(76)
Increase (decrease)		(50,328)	868,214
Net increase (decrease)		51,959	732,862
Net assets, beginning		732,862	-
Net assets, ending		$784,821	$732,862

Units sold		156,119	970,656
Units redeemed		(209,729)	(75,175)
Net increase (decrease)		(53,610)	895,481
Units outstanding, beginning		895,481	-
Units outstanding, ending		841,871	895,481

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,034,573
Cost of units redeemed/account charges			(216,687)
Net investment income (loss)			20,496
Net realized gain (loss)			(29,209)
Realized gain distributions			42,040
Net change in unrealized appreciation (depreciation)			(66,392)
Net assets			$784,821
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	842	$785	1.25%	13.9%	12/31/2023	$0.94	0	$0	1.00%	14.2%	12/31/2023	$0.94	0	$0	0.75%	14.5%
12/31/2022	0.82	895	733	1.25%	-18.0%	12/31/2022	0.82	0	0	1.00%	-17.8%	12/31/2022	0.82	0	0	0.75%	-17.6%
12/31/2021	1.00	0	0	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	14.8%	12/31/2023	$0.95	0	$0	0.25%	15.1%	12/31/2023	$0.96	0	$0	0.00%	15.3%
12/31/2022	0.83	0	0	0.50%	-17.4%	12/31/2022	0.83	0	0	0.25%	-17.2%	12/31/2022	0.83	0	0	0.00%	-17.0%
12/31/2021	1.00	0	0	0.50%	-0.1%	12/31/2021	1.00	0	0	0.25%	0.0%	12/31/2021	1.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	4.3%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Mid Cap Growth A Class - 06-64V

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$152,715	$145,866	7,040
Receivables: investments sold	-
Payables: investments purchased	(357)
Net assets	$152,358

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$122,186	157,213	$0.78
Band 100	30,172	38,617	0.78
Band 75	-	-	0.79
Band 50	-	-	0.79
Band 25	-	-	0.79
Band 0	-	-	0.80
Total	$152,358	195,830

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(987)
Net investment income (loss)			(987)

Gain (loss) on investments:
Net realized gain (loss)			(236)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,684
Net gain (loss)			18,448

Increase (decrease) in net assets from operations			$17,461

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(987)	$(668)
Net realized gain (loss)		(236)	(2,383)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,684	(11,835)

Increase (decrease) in net assets from operations		17,461	(14,886)

Contract owner transactions:
Proceeds from units sold		81,764	81,071
Cost of units redeemed		(1,871)	(11,084)
Account charges		(45)	(52)
Increase (decrease)		79,848	69,935
Net increase (decrease)		97,309	55,049
Net assets, beginning		55,049	-
Net assets, ending		$152,358	$55,049

Units sold		111,266	104,526
Units redeemed		(2,724)	(17,238)
Net increase (decrease)		108,542	87,288
Units outstanding, beginning		87,288	-
Units outstanding, ending		195,830	87,288

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$162,835
Cost of units redeemed/account charges			(13,052)
Net investment income (loss)			(1,655)
Net realized gain (loss)			(2,619)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,849
Net assets			$152,358
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.78	157	$122	1.25%	23.4%	12/31/2023	$0.78	39	$30	1.00%	23.7%	12/31/2023	$0.79	0	$0	0.75%	24.0%
12/31/2022	0.63	47	29	1.25%	-32.3%	12/31/2022	0.63	41	26	1.00%	-32.1%	12/31/2022	0.63	0	0	0.75%	-31.9%
12/31/2021	0.93	0	0	1.25%	-7.0%	12/31/2021	0.93	0	0	1.00%	-7.0%	12/31/2021	0.93	0	0	0.75%	-6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.79	0	$0	0.50%	24.3%	12/31/2023	$0.79	0	$0	0.25%	24.6%	12/31/2023	$0.80	0	$0	0.00%	24.9%
12/31/2022	0.64	0	0	0.50%	-31.8%	12/31/2022	0.64	0	0	0.25%	-31.6%	12/31/2022	0.64	0	0	0.00%	-31.4%
12/31/2021	0.93	0	0	0.50%	-6.9%	12/31/2021	0.93	0	0	0.25%	-6.9%	12/31/2021	0.93	0	0	0.00%	-6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Select Mid Cap Value Inst Class - 06-64W

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$423,923	$384,418	31,282
Receivables: investments sold	-
Payables: investments purchased	(19,123)
Net assets	$404,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$404,800	403,896	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$404,800	403,896

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,112
Mortality & expense charges			(5,167)
Net investment income (loss)			(55)

Gain (loss) on investments:
Net realized gain (loss)			2,499
Realized gain distributions			1,951
Net change in unrealized appreciation (depreciation)			31,933
Net gain (loss)			36,383

Increase (decrease) in net assets from operations			$36,328

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(55)	$7
Net realized gain (loss)		2,499	(1,909)
Realized gain distributions		1,951	6,370
Net change in unrealized appreciation (depreciation)		31,933	7,572

Increase (decrease) in net assets from operations		36,328	12,040

Contract owner transactions:
Proceeds from units sold		81,336	463,855
Cost of units redeemed		(117,918)	(70,462)
Account charges		(263)	(116)
Increase (decrease)		(36,845)	393,277
Net increase (decrease)		(517)	405,317
Net assets, beginning		405,317	-
Net assets, ending		$404,800	$405,317

Units sold		97,094	520,808
Units redeemed		(135,003)	(79,003)
Net increase (decrease)		(37,909)	441,805
Units outstanding, beginning		441,805	-
Units outstanding, ending		403,896	441,805

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$545,191
Cost of units redeemed/account charges			(188,759)
Net investment income (loss)			(48)
Net realized gain (loss)			590
Realized gain distributions			8,321
Net change in unrealized appreciation (depreciation)			39,505
Net assets			$404,800
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	404	$405	1.25%	9.2%	12/31/2023	$1.01	0	$0	1.00%	9.5%	12/31/2023	$1.01	0	$0	0.75%	9.8%
12/31/2022	0.92	442	405	1.25%	-10.1%	12/31/2022	0.92	0	0	1.00%	-9.9%	12/31/2022	0.92	0	0	0.75%	-9.7%
12/31/2021	1.02	0	0	1.25%	2.1%	12/31/2021	1.02	0	0	1.00%	2.1%	12/31/2021	1.02	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	10.1%	12/31/2023	$1.02	0	$0	0.25%	10.3%	12/31/2023	$1.03	0	$0	0.00%	10.6%
12/31/2022	0.93	0	0	0.50%	-9.5%	12/31/2022	0.93	0	0	0.25%	-9.2%	12/31/2022	0.93	0	0	0.00%	-9.0%
12/31/2021	1.02	0	0	0.50%	2.2%	12/31/2021	1.02	0	0	0.25%	2.2%	12/31/2021	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	0.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Small Cap Value II A Class - 06-64X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$78,348	$75,691	4,793
Receivables: investments sold	78
Payables: investments purchased	-
Net assets	$78,426

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,426	85,581	$0.92
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.94
Total	$78,426	85,581

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,013
Mortality & expense charges			(463)
Net investment income (loss)			550

Gain (loss) on investments:
Net realized gain (loss)			(1,180)
Realized gain distributions			3,620
Net change in unrealized appreciation (depreciation)			2,682
Net gain (loss)			5,122

Increase (decrease) in net assets from operations			$5,672

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$550	$3
Net realized gain (loss)		(1,180)	(1)
Realized gain distributions		3,620	25
Net change in unrealized appreciation (depreciation)		2,682	(25)

Increase (decrease) in net assets from operations		5,672	2

Contract owner transactions:
Proceeds from units sold		85,220	2,958
Cost of units redeemed		(13,672)	(1,743)
Account charges		(11)	-
Increase (decrease)		71,537	1,215
Net increase (decrease)		77,209	1,217
Net assets, beginning		1,217	-
Net assets, ending		$78,426	$1,217

Units sold		100,965	3,570
Units redeemed		(16,876)	(2,078)
Net increase (decrease)		84,089	1,492
Units outstanding, beginning		1,492	-
Units outstanding, ending		85,581	1,492

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$88,178
Cost of units redeemed/account charges			(15,426)
Net investment income (loss)			553
Net realized gain (loss)			(1,181)
Realized gain distributions			3,645
Net change in unrealized appreciation (depreciation)			2,657
Net assets			$78,426
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	86	$78	1.25%	12.3%	12/31/2023	$0.92	0	$0	1.00%	12.6%	12/31/2023	$0.93	0	$0	0.75%	12.9%
12/31/2022	0.82	1	1	1.25%	-14.9%	12/31/2022	0.82	0	0	1.00%	-14.7%	12/31/2022	0.82	0	0	0.75%	-14.5%
12/31/2021	0.96	0	0	1.25%	-4.1%	12/31/2021	0.96	0	0	1.00%	-4.1%	12/31/2021	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	0.50%	13.2%	12/31/2023	$0.94	0	$0	0.25%	13.5%	12/31/2023	$0.94	0	$0	0.00%	13.7%
12/31/2022	0.82	0	0	0.50%	-14.3%	12/31/2022	0.82	0	0	0.25%	-14.1%	12/31/2022	0.83	0	0	0.00%	-13.8%
12/31/2021	0.96	0	0	0.50%	-4.0%	12/31/2021	0.96	0	0	0.25%	-4.0%	12/31/2021	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	0.5%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia SmCap Value I Inst Class - 06-4YY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$239,704	$206,137	4,404
Receivables: investments sold	-
Payables: investments purchased	(17,585)
Net assets	$222,119

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$222,119	196,342	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$222,119	196,342

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,003
Mortality & expense charges			(3,475)
Net investment income (loss)			(1,472)

Gain (loss) on investments:
Net realized gain (loss)			15,624
Realized gain distributions			14,646
Net change in unrealized appreciation (depreciation)			18,964
Net gain (loss)			49,234

Increase (decrease) in net assets from operations			$47,762

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,472)	$476
Net realized gain (loss)		15,624	(1,057)
Realized gain distributions		14,646	-
Net change in unrealized appreciation (depreciation)		18,964	14,603

Increase (decrease) in net assets from operations		47,762	14,022

Contract owner transactions:
Proceeds from units sold		34,701	380,478
Cost of units redeemed		(185,093)	(69,579)
Account charges		(122)	(50)
Increase (decrease)		(150,514)	310,849
Net increase (decrease)		(102,752)	324,871
Net assets, beginning		324,871	-
Net assets, ending		$222,119	$324,871

Units sold		35,824	420,234
Units redeemed		(184,998)	(74,718)
Net increase (decrease)		(149,174)	345,516
Units outstanding, beginning		345,516	-
Units outstanding, ending		196,342	345,516

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$415,179
Cost of units redeemed/account charges			(254,844)
Net investment income (loss)			(996)
Net realized gain (loss)			14,567
Realized gain distributions			14,646
Net change in unrealized appreciation (depreciation)			33,567
Net assets			$222,119
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	196	$222	1.25%	20.3%	12/31/2023	$1.14	0	$0	1.00%	20.6%	12/31/2023	$1.14	0	$0	0.75%	20.9%
12/31/2022	0.94	346	325	1.25%	-9.6%	12/31/2022	0.94	0	0	1.00%	-9.4%	12/31/2022	0.95	0	0	0.75%	-9.2%
12/31/2021	1.04	0	0	1.25%	4.0%	12/31/2021	1.04	0	0	1.00%	4.1%	12/31/2021	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	21.2%	12/31/2023	$1.16	0	$0	0.25%	21.5%	12/31/2023	$1.16	0	$0	0.00%	21.8%
12/31/2022	0.95	0	0	0.50%	-8.9%	12/31/2022	0.95	0	0	0.25%	-8.7%	12/31/2022	0.96	0	0	0.00%	-8.5%
12/31/2021	1.04	0	0	0.50%	4.3%	12/31/2021	1.04	0	0	0.25%	4.4%	12/31/2021	1.04	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	1.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Total Return Bond A Class - 06-64Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$472,507	$552,557	15,445
Receivables: investments sold	285
Payables: investments purchased	-
Net assets	$472,792

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$472,792	546,834	$0.86
Band 100	-	-	0.87
Band 75	-	-	0.87
Band 50	-	-	0.88
Band 25	-	-	0.88
Band 0	-	-	0.89
Total	$472,792	546,834

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,326
Mortality & expense charges			(5,577)
Net investment income (loss)			12,749

Gain (loss) on investments:
Net realized gain (loss)			(6,830)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,474
Net gain (loss)			14,644

Increase (decrease) in net assets from operations			$27,393

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,749	$9,693
Net realized gain (loss)		(6,830)	(3,819)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		21,474	(101,524)

Increase (decrease) in net assets from operations		27,393	(95,650)

Contract owner transactions:
Proceeds from units sold		41,299	42,018
Cost of units redeemed		(24,452)	(24,756)
Account charges		(71)	(43)
Increase (decrease)		16,776	17,219
Net increase (decrease)		44,169	(78,431)
Net assets, beginning		428,623	507,054
Net assets, ending		$472,792	$428,623

Units sold		49,798	49,536
Units redeemed		(30,150)	(29,207)
Net increase (decrease)		19,648	20,329
Units outstanding, beginning		527,186	506,857
Units outstanding, ending		546,834	527,186

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$592,082
Cost of units redeemed/account charges			(51,326)
Net investment income (loss)			22,739
Net realized gain (loss)			(10,653)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(80,050)
Net assets			$472,792
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.86	547	$473	1.25%	6.3%	12/31/2023	$0.87	0	$0	1.00%	6.6%	12/31/2023	$0.87	0	$0	0.75%	6.9%
12/31/2022	0.81	527	429	1.25%	-18.7%	12/31/2022	0.82	0	0	1.00%	-18.5%	12/31/2022	0.82	0	0	0.75%	-18.3%
12/31/2021	1.00	507	507	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.88	0	$0	0.50%	7.1%	12/31/2023	$0.88	0	$0	0.25%	7.4%	12/31/2023	$0.89	0	$0	0.00%	7.7%
12/31/2022	0.82	0	0	0.50%	-18.1%	12/31/2022	0.82	0	0	0.25%	-17.9%	12/31/2022	0.82	0	0	0.00%	-17.7%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.2%	12/31/2021	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	3.3%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Total Return Bond Adv Class - 06-67N

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346,962	$385,944	11,813
Receivables: investments sold	14,183
Payables: investments purchased	-
Net assets	$361,145

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$361,145	415,852	$0.87
Band 100	-	-	0.87
Band 75	-	-	0.88
Band 50	-	-	0.88
Band 25	-	-	0.89
Band 0	-	-	0.89
Total	$361,145	415,852

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,668
Mortality & expense charges			(3,596)
Net investment income (loss)			9,072

Gain (loss) on investments:
Net realized gain (loss)			(3,301)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,643
Net gain (loss)			8,342

Increase (decrease) in net assets from operations			$17,414

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,072	$8,718
Net realized gain (loss)		(3,301)	(60,727)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,643	(50,462)

Increase (decrease) in net assets from operations		17,414	(102,471)

Contract owner transactions:
Proceeds from units sold		129,827	48,185
Cost of units redeemed		(12,872)	(347,561)
Account charges		(1,108)	(1,444)
Increase (decrease)		115,847	(300,820)
Net increase (decrease)		133,261	(403,291)
Net assets, beginning		227,884	631,175
Net assets, ending		$361,145	$227,884

Units sold		152,802	55,653
Units redeemed		(16,702)	(407,162)
Net increase (decrease)		136,100	(351,509)
Units outstanding, beginning		279,752	631,261
Units outstanding, ending		415,852	279,752

* Date of Fund Inception into Variable Account: 12 /2 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$809,467
Cost of units redeemed/account charges			(363,552)
Net investment income (loss)			18,240
Net realized gain (loss)			(64,028)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(38,982)
Net assets			$361,145
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.87	416	$361	1.25%	6.6%	12/31/2023	$0.87	0	$0	1.00%	6.9%	12/31/2023	$0.88	0	$0	0.75%	7.1%
12/31/2022	0.81	280	228	1.25%	-18.5%	12/31/2022	0.82	0	0	1.00%	-18.3%	12/31/2022	0.82	0	0	0.75%	-18.1%
12/31/2021	1.00	631	631	1.25%	0.0%	12/31/2021	1.00	0	0	1.00%	0.0%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.88	0	$0	0.50%	7.4%	12/31/2023	$0.89	0	$0	0.25%	7.7%	12/31/2023	$0.89	0	$0	0.00%	7.9%
12/31/2022	0.82	0	0	0.50%	-17.9%	12/31/2022	0.82	0	0	0.25%	-17.7%	12/31/2022	0.83	0	0	0.00%	-17.5%
12/31/2021	1.00	0	0	0.50%	0.0%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	3.3%
2021	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Small Cap Index Fund A Class - 06-336

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,854,381	$9,868,022	407,624
Receivables: investments sold	-
Payables: investments purchased	(2,092)
Net assets	$9,852,289

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,817,201	3,178,821	$3.09
Band 100	-	-	3.22
Band 75	-	-	3.35
Band 50	-	-	3.49
Band 25	-	-	3.63
Band 0	35,088	9,287	3.78
Total	$9,852,289	3,188,108

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$119,395
Mortality & expense charges			(113,839)
Net investment income (loss)			5,556

Gain (loss) on investments:
Net realized gain (loss)			(133,656)
Realized gain distributions			384,177
Net change in unrealized appreciation (depreciation)			1,002,283
Net gain (loss)			1,252,804

Increase (decrease) in net assets from operations			$1,258,360

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,556	$(37,643)
Net realized gain (loss)		(133,656)	149,687
Realized gain distributions		384,177	880,832
Net change in unrealized appreciation (depreciation)		1,002,283	(3,568,071)

Increase (decrease) in net assets from operations		1,258,360	(2,575,195)

Contract owner transactions:
Proceeds from units sold		1,619,499	2,552,143
Cost of units redeemed		(2,219,487)	(5,855,235)
Account charges		(8,229)	(8,592)
Increase (decrease)		(608,217)	(3,311,684)
Net increase (decrease)		650,143	(5,886,879)
Net assets, beginning		9,202,146	15,089,025
Net assets, ending		$9,852,289	$9,202,146

Units sold		584,191	898,814
Units redeemed		(792,248)	(2,096,494)
Net increase (decrease)		(208,057)	(1,197,680)
Units outstanding, beginning		3,396,165	4,593,845
Units outstanding, ending		3,188,108	3,396,165

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$81,681,770
Cost of units redeemed/account charges			(88,689,824)
Net investment income (loss)			(434,225)
Net realized gain (loss)			4,568,506
Realized gain distributions			12,739,703
Net change in unrealized appreciation (depreciation)			(13,641)
Net assets			$9,852,289
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.09	3,179	$9,817	1.25%	14.1%	12/31/2023	$3.22	0	$0	1.00%	14.4%	12/31/2023	$3.35	0	$0	0.75%	14.7%
12/31/2022	2.71	3,376	9,136	1.25%	-17.6%	12/31/2022	2.81	0	0	1.00%	-17.3%	12/31/2022	2.92	0	0	0.75%	-17.1%
12/31/2021	3.28	4,578	15,028	1.25%	24.5%	12/31/2021	3.40	0	0	1.00%	24.8%	12/31/2021	3.52	0	0	0.75%	25.1%
12/31/2020	2.64	6,076	16,018	1.25%	9.5%	12/31/2020	2.72	0	0	1.00%	9.8%	12/31/2020	2.82	0	0	0.75%	10.1%
12/31/2019	2.41	7,070	17,015	1.25%	20.8%	12/31/2019	2.48	0	0	1.00%	21.1%	12/31/2019	2.56	0	0	0.75%	21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.49	0	$0	0.50%	15.0%	12/31/2023	$3.63	0	$0	0.25%	15.3%	12/31/2023	$3.78	9	$35	0.00%	15.6%
12/31/2022	3.03	0	0	0.50%	-16.9%	12/31/2022	3.15	0	0	0.25%	-16.7%	12/31/2022	3.27	20	66	0.00%	-16.5%
12/31/2021	3.65	0	0	0.50%	25.4%	12/31/2021	3.78	0	0	0.25%	25.8%	12/31/2021	3.92	16	61	0.00%	26.1%
12/31/2020	2.91	0	0	0.50%	10.4%	12/31/2020	3.01	0	0	0.25%	10.6%	12/31/2020	3.11	16	50	0.00%	10.9%
12/31/2019	2.64	0	0	0.50%	21.7%	12/31/2019	2.72	0	0	0.25%	22.0%	12/31/2019	2.80	647	1,813	0.00%	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	0.9%
2021	0.9%
2020	0.8%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Acorn International Fund Advisor Class - 06-863

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.38
Band 100	-	-	1.42
Band 75	-	-	1.45
Band 50	-	-	1.49
Band 25	-	-	1.53
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(28)
Net investment income (loss)			(28)

Gain (loss) on investments:
Net realized gain (loss)			(363)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			534
Net gain (loss)			171

Increase (decrease) in net assets from operations			$143

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28)	$(16)
Net realized gain (loss)		(363)	(36)
Realized gain distributions		-	35
Net change in unrealized appreciation (depreciation)		534	(450)

Increase (decrease) in net assets from operations		143	(467)

Contract owner transactions:
Proceeds from units sold		1,032	1,084
Cost of units redeemed		(2,963)	-
Account charges		-	-
Increase (decrease)		(1,931)	1,084
Net increase (decrease)		(1,788)	617
Net assets, beginning		1,788	1,171
Net assets, ending		$-	$1,788

Units sold		813	909
Units redeemed		(2,346)	(34)
Net increase (decrease)		(1,533)	875
Units outstanding, beginning		1,533	658
Units outstanding, ending		-	1,533

* Date of Fund Inception into Variable Account: 3 /14 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,221
Cost of units redeemed/account charges			(10,616)
Net investment income (loss)			(45)
Net realized gain (loss)			(1,111)
Realized gain distributions			1,551
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	1.25%	18.1%	12/31/2023	$1.42	0	$0	1.00%	18.4%	12/31/2023	$1.45	0	$0	0.75%	18.7%
12/31/2022	1.17	2	2	1.25%	-34.4%	12/31/2022	1.20	0	0	1.00%	-34.3%	12/31/2022	1.23	0	0	0.75%	-34.1%
12/31/2021	1.78	1	1	1.25%	11.5%	12/31/2021	1.82	0	0	1.00%	11.8%	12/31/2021	1.86	0	0	0.75%	12.0%
12/31/2020	1.60	1	2	1.25%	13.6%	12/31/2020	1.63	0	0	1.00%	13.8%	12/31/2020	1.66	0	0	0.75%	14.1%
12/31/2019	1.41	1	1	1.25%	28.3%	12/31/2019	1.43	0	0	1.00%	28.6%	12/31/2019	1.45	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	19.0%	12/31/2023	$1.53	0	$0	0.25%	19.3%	12/31/2023	$1.58	0	$0	0.00%	19.6%
12/31/2022	1.26	0	0	0.50%	-34.0%	12/31/2022	1.29	0	0	0.25%	-33.8%	12/31/2022	1.32	0	0	0.00%	-33.6%
12/31/2021	1.90	0	0	0.50%	12.3%	12/31/2021	1.94	0	0	0.25%	12.6%	12/31/2021	1.99	0	0	0.00%	12.9%
12/31/2020	1.69	0	0	0.50%	14.4%	12/31/2020	1.73	0	0	0.25%	14.7%	12/31/2020	1.76	0	0	0.00%	15.0%
12/31/2019	1.48	0	0	0.50%	29.2%	12/31/2019	1.50	0	0	0.25%	29.5%	12/31/2019	1.53	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.9%
2020	0.4%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,882	$121,514	7,560
Receivables: investments sold	38
Payables: investments purchased	-
Net assets	$140,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$140,920	132,855	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$140,920	132,855

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$352
Mortality & expense charges			(1,250)
Net investment income (loss)			(898)

Gain (loss) on investments:
Net realized gain (loss)			(1,222)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,210
Net gain (loss)			34,988

Increase (decrease) in net assets from operations			$34,090

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(898)	$(276)
Net realized gain (loss)		(1,222)	(49)
Realized gain distributions		-	9,582
Net change in unrealized appreciation (depreciation)		36,210	(16,842)

Increase (decrease) in net assets from operations		34,090	(7,585)

Contract owner transactions:
Proceeds from units sold		73,238	47,951
Cost of units redeemed		(5,390)	(1,347)
Account charges		(21)	(16)
Increase (decrease)		67,827	46,588
Net increase (decrease)		101,917	39,003
Net assets, beginning		39,003	-
Net assets, ending		$140,920	$39,003

Units sold		87,394	51,554
Units redeemed		(6,073)	(20)
Net increase (decrease)		81,321	51,534
Units outstanding, beginning		51,534	-
Units outstanding, ending		132,855	51,534

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$121,189
Cost of units redeemed/account charges			(6,774)
Net investment income (loss)			(1,174)
Net realized gain (loss)			(1,271)
Realized gain distributions			9,582
Net change in unrealized appreciation (depreciation)			19,368
Net assets			$140,920
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	133	$141	1.25%	40.1%	12/31/2023	$1.07	0	$0	1.00%	40.5%	12/31/2023	$1.07	0	$0	0.75%	40.8%
12/31/2022	0.76	52	39	1.25%	-24.3%	12/31/2022	0.76	0	0	1.00%	-24.1%	12/31/2022	0.76	0	0	0.75%	-24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	41.2%	12/31/2023	$1.08	0	$0	0.25%	41.5%	12/31/2023	$1.09	0	$0	0.00%	41.9%
12/31/2022	0.76	0	0	0.50%	-23.8%	12/31/2022	0.76	0	0	0.25%	-23.6%	12/31/2022	0.77	0	0	0.00%	-23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Large Cap Growth Inst A Class - 06-67P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$154,447	$138,704	8,487
Receivables: investments sold	-
Payables: investments purchased	(237)
Net assets	$154,210

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$154,210	146,379	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$154,210	146,379

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28
Mortality & expense charges			(1,625)
Net investment income (loss)			(1,597)

Gain (loss) on investments:
Net realized gain (loss)			(28,399)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			72,731
Net gain (loss)			44,332

Increase (decrease) in net assets from operations			$42,735

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,597)	$(1,732)
Net realized gain (loss)		(28,399)	(13,926)
Realized gain distributions		-	36,547
Net change in unrealized appreciation (depreciation)		72,731	(56,988)

Increase (decrease) in net assets from operations		42,735	(36,099)

Contract owner transactions:
Proceeds from units sold		42,503	224,556
Cost of units redeemed		(63,789)	(55,696)
Account charges		-	-
Increase (decrease)		(21,286)	168,860
Net increase (decrease)		21,449	132,761
Net assets, beginning		132,761	-
Net assets, ending		$154,210	$132,761

Units sold		49,045	240,886
Units redeemed		(78,826)	(64,726)
Net increase (decrease)		(29,781)	176,160
Units outstanding, beginning		176,160	-
Units outstanding, ending		146,379	176,160

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$267,059
Cost of units redeemed/account charges			(119,485)
Net investment income (loss)			(3,329)
Net realized gain (loss)			(42,325)
Realized gain distributions			36,547
Net change in unrealized appreciation (depreciation)			15,743
Net assets			$154,210
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	146	$154	1.25%	39.8%	12/31/2023	$1.06	0	$0	1.00%	40.1%	12/31/2023	$1.06	0	$0	0.75%	40.5%
12/31/2022	0.75	176	133	1.25%	-24.6%	12/31/2022	0.76	0	0	1.00%	-24.5%	12/31/2022	0.76	0	0	0.75%	-24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	40.8%	12/31/2023	$1.07	0	$0	0.25%	41.2%	12/31/2023	$1.08	0	$0	0.00%	41.5%
12/31/2022	0.76	0	0	0.50%	-24.1%	12/31/2022	0.76	0	0	0.25%	-23.9%	12/31/2022	0.76	0	0	0.00%	-23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Intg Small Cap Growth A Class - 06-67T

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$276,724	$283,986	21,802
Receivables: investments sold	-
Payables: investments purchased	(49)
Net assets	$276,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$124,794	160,512	$0.78
Band 100	151,881	194,402	0.78
Band 75	-	-	0.79
Band 50	-	-	0.79
Band 25	-	-	0.79
Band 0	-	-	0.80
Total	$276,675	354,914

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,245)
Net investment income (loss)			(3,245)

Gain (loss) on investments:
Net realized gain (loss)			(9,253)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			55,053
Net gain (loss)			45,800

Increase (decrease) in net assets from operations			$42,555

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,245)	$(4,089)
Net realized gain (loss)		(9,253)	(22,867)
Realized gain distributions		-	15,663
Net change in unrealized appreciation (depreciation)		55,053	(62,315)

Increase (decrease) in net assets from operations		42,555	(73,608)

Contract owner transactions:
Proceeds from units sold		5,731	543,032
Cost of units redeemed		(63,888)	(176,716)
Account charges		(243)	(188)
Increase (decrease)		(58,400)	366,128
Net increase (decrease)		(15,845)	292,520
Net assets, beginning		292,520	-
Net assets, ending		$276,675	$292,520

Units sold		7,970	669,542
Units redeemed		(89,873)	(232,725)
Net increase (decrease)		(81,903)	436,817
Units outstanding, beginning		436,817	-
Units outstanding, ending		354,914	436,817

* Date of Fund Inception into Variable Account: 1 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$548,763
Cost of units redeemed/account charges			(241,035)
Net investment income (loss)			(7,334)
Net realized gain (loss)			(32,120)
Realized gain distributions			15,663
Net change in unrealized appreciation (depreciation)			(7,262)
Net assets			$276,675
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.78	161	$125	1.25%	16.3%	12/31/2023	$0.78	194	$152	1.00%	16.6%	12/31/2023	$0.79	0	$0	0.75%	16.8%
12/31/2022	0.67	183	123	1.25%	-33.1%	12/31/2022	0.67	254	170	1.00%	-33.0%	12/31/2022	0.67	0	0	0.75%	-32.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.79	0	$0	0.50%	17.1%	12/31/2023	$0.79	0	$0	0.25%	17.4%	12/31/2023	$0.80	0	$0	0.00%	17.7%
12/31/2022	0.67	0	0	0.50%	-32.6%	12/31/2022	0.68	0	0	0.25%	-32.5%	12/31/2022	0.68	0	0	0.00%	-32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Sel Global Tech Inst Class - 06-6PN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	1.25%	13.9%	12/31/2023	$1.14	0	$0	1.00%	14.0%	12/31/2023	$1.14	0	$0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	14.2%	12/31/2023	$1.14	0	$0	0.25%	14.3%	12/31/2023	$1.14	0	$0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Columbia Smcap Growth Inst Class - 06-6RP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	1.25%	17.3%	12/31/2023	$1.17	0	$0	1.00%	17.3%	12/31/2023	$1.17	0	$0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	17.4%	12/31/2023	$1.17	0	$0	0.25%	17.5%	12/31/2023	$1.18	0	$0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust CRM Mid Cap Value Investor Class - 06-551

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,531	$110,398	5,144
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$110,560

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$110,560	27,255	$4.06
Band 100	-	-	4.21
Band 75	-	-	4.37
Band 50	-	-	4.53
Band 25	-	-	4.70
Band 0	-	-	4.87
Total	$110,560	27,255

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,154
Mortality & expense charges			(1,309)
Net investment income (loss)			(155)

Gain (loss) on investments:
Net realized gain (loss)			(68)
Realized gain distributions			5,580
Net change in unrealized appreciation (depreciation)			(63)
Net gain (loss)			5,449

Increase (decrease) in net assets from operations			$5,294

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(155)	$(124)
Net realized gain (loss)		(68)	371
Realized gain distributions		5,580	3,252
Net change in unrealized appreciation (depreciation)		(63)	(15,994)

Increase (decrease) in net assets from operations		5,294	(12,495)

Contract owner transactions:
Proceeds from units sold		3,821	3,147
Cost of units redeemed		(4,038)	(3,939)
Account charges		(283)	(260)
Increase (decrease)		(500)	(1,052)
Net increase (decrease)		4,794	(13,547)
Net assets, beginning		105,766	119,313
Net assets, ending		$110,560	$105,766

Units sold		995	807
Units redeemed		(1,135)	(1,073)
Net increase (decrease)		(140)	(266)
Units outstanding, beginning		27,395	27,661
Units outstanding, ending		27,255	27,395

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,173,420
Cost of units redeemed/account charges			(1,399,986)
Net investment income (loss)			(21,564)
Net realized gain (loss)			36,322
Realized gain distributions			322,235
Net change in unrealized appreciation (depreciation)			133
Net assets			$110,560
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.06	27	$111	1.25%	5.1%	12/31/2023	$4.21	0	$0	1.00%	5.3%	12/31/2023	$4.37	0	$0	0.75%	5.6%
12/31/2022	3.86	27	106	1.25%	-10.5%	12/31/2022	4.00	0	0	1.00%	-10.3%	12/31/2022	4.13	0	0	0.75%	-10.0%
12/31/2021	4.31	28	119	1.25%	27.5%	12/31/2021	4.45	0	0	1.00%	27.8%	12/31/2021	4.60	0	0	0.75%	28.1%
12/31/2020	3.38	28	94	1.25%	9.2%	12/31/2020	3.48	0	0	1.00%	9.5%	12/31/2020	3.59	0	0	0.75%	9.7%
12/31/2019	3.10	0	0	1.25%	23.0%	12/31/2019	3.18	0	0	1.00%	23.3%	12/31/2019	3.27	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.53	0	$0	0.50%	5.9%	12/31/2023	$4.70	0	$0	0.25%	6.1%	12/31/2023	$4.87	0	$0	0.00%	6.4%
12/31/2022	4.28	0	0	0.50%	-9.8%	12/31/2022	4.43	0	0	0.25%	-9.6%	12/31/2022	4.58	0	0	0.00%	-9.4%
12/31/2021	4.74	0	0	0.50%	28.4%	12/31/2021	4.90	0	0	0.25%	28.8%	12/31/2021	5.05	0	0	0.00%	29.1%
12/31/2020	3.69	0	0	0.50%	10.0%	12/31/2020	3.80	0	0	0.25%	10.3%	12/31/2020	3.91	0	0	0.00%	10.6%
12/31/2019	3.36	0	0	0.50%	24.0%	12/31/2019	3.45	0	0	0.25%	24.3%	12/31/2019	3.54	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.1%
2021	1.0%
2020	0.7%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust CRM Small Cap Value Investor Class - 06-552 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.39
Band 100	-	-	3.51
Band 75	-	-	3.64
Band 50	-	-	3.78
Band 25	-	-	3.92
Band 0	-	-	4.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.39	0	$0	1.25%	8.3%	12/31/2023	$3.51	0	$0	1.00%	8.6%	12/31/2023	$3.64	0	$0	0.75%	8.8%
12/31/2022	3.13	0	0	1.25%	-7.5%	12/31/2022	3.24	0	0	1.00%	-7.2%	12/31/2022	3.35	0	0	0.75%	-7.0%
12/31/2021	3.38	0	0	1.25%	15.3%	12/31/2021	3.49	0	0	1.00%	15.5%	12/31/2021	3.60	0	0	0.75%	15.8%
12/31/2020	2.93	0	0	1.25%	-4.5%	12/31/2020	3.02	0	0	1.00%	-4.2%	12/31/2020	3.11	0	0	0.75%	-4.0%
12/31/2019	3.07	0	0	1.25%	24.2%	12/31/2019	3.15	0	0	1.00%	24.5%	12/31/2019	3.24	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.78	0	$0	0.50%	9.1%	12/31/2023	$3.92	0	$0	0.25%	9.4%	12/31/2023	$4.07	0	$0	0.00%	9.7%
12/31/2022	3.46	0	0	0.50%	-6.8%	12/31/2022	3.59	0	0	0.25%	-6.5%	12/31/2022	3.71	0	0	0.00%	-6.3%
12/31/2021	3.72	0	0	0.50%	16.1%	12/31/2021	3.84	0	0	0.25%	16.4%	12/31/2021	3.96	0	0	0.00%	16.7%
12/31/2020	3.20	0	0	0.50%	-3.8%	12/31/2020	3.30	0	0	0.25%	-3.5%	12/31/2020	3.39	0	0	0.00%	-3.3%
12/31/2019	3.33	0	0	0.50%	25.1%	12/31/2019	3.42	0	0	0.25%	25.4%	12/31/2019	3.51	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Emerging Markets Fund R6 Class - 06-3YK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,317	$15,110	840
Receivables: investments sold	2,060
Payables: investments purchased	-
Net assets	$16,377

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,377	14,580	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$16,377	14,580

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$426
Mortality & expense charges			(136)
Net investment income (loss)			290

Gain (loss) on investments:
Net realized gain (loss)			(25)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,502
Net gain (loss)			1,477

Increase (decrease) in net assets from operations			$1,767

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$290	$70
Net realized gain (loss)		(25)	(19)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,502	(2,363)

Increase (decrease) in net assets from operations		1,767	(2,312)

Contract owner transactions:
Proceeds from units sold		6,624	3,901
Cost of units redeemed		(338)	-
Account charges		(30)	(17)
Increase (decrease)		6,256	3,884
Net increase (decrease)		8,023	1,572
Net assets, beginning		8,354	6,782
Net assets, ending		$16,377	$8,354

Units sold		6,259	3,715
Units redeemed		(329)	(17)
Net increase (decrease)		5,930	3,698
Units outstanding, beginning		8,650	4,952
Units outstanding, ending		14,580	8,650

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,771
Cost of units redeemed/account charges			(8,204)
Net investment income (loss)			469
Net realized gain (loss)			2,087
Realized gain distributions			47
Net change in unrealized appreciation (depreciation)			(793)
Net assets			$16,377
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	15	$16	1.25%	16.3%	12/31/2023	$1.14	0	$0	1.00%	16.6%	12/31/2023	$1.15	0	$0	0.75%	16.9%
12/31/2022	0.97	9	8	1.25%	-29.5%	12/31/2022	0.97	0	0	1.00%	-29.3%	12/31/2022	0.98	0	0	0.75%	-29.1%
12/31/2021	1.37	5	7	1.25%	-3.2%	12/31/2021	1.38	0	0	1.00%	-2.9%	12/31/2021	1.39	0	0	0.75%	-2.7%
12/31/2020	1.41	7	10	1.25%	24.4%	12/31/2020	1.42	0	0	1.00%	24.7%	12/31/2020	1.43	0	0	0.75%	25.0%
12/31/2019	1.14	5	6	1.25%	13.7%	12/31/2019	1.14	0	0	1.00%	13.9%	12/31/2019	1.14	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	0.50%	17.2%	12/31/2023	$1.18	0	$0	0.25%	17.5%	12/31/2023	$1.19	0	$0	0.00%	17.8%
12/31/2022	0.99	0	0	0.50%	-29.0%	12/31/2022	1.00	0	0	0.25%	-28.8%	12/31/2022	1.01	0	0	0.00%	-28.6%
12/31/2021	1.40	0	0	0.50%	-2.4%	12/31/2021	1.40	0	0	0.25%	-2.2%	12/31/2021	1.41	0	0	0.00%	-1.9%
12/31/2020	1.43	0	0	0.50%	25.3%	12/31/2020	1.44	0	0	0.25%	25.6%	12/31/2020	1.44	0	0	0.00%	26.0%
12/31/2019	1.14	0	0	0.50%	14.2%	12/31/2019	1.14	0	0	0.25%	14.3%	12/31/2019	1.14	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.4%
2022	2.1%
2021	2.5%
2020	0.3%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Small Cap Value Fund R6 Class - 06-3CN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$360,630	$363,242	4,226
Receivables: investments sold	-
Payables: investments purchased	(64,662)
Net assets	$295,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$295,968	237,068	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$295,968	237,068

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,487
Mortality & expense charges			(3,896)
Net investment income (loss)			1,591

Gain (loss) on investments:
Net realized gain (loss)			(11,456)
Realized gain distributions			19,167
Net change in unrealized appreciation (depreciation)			18,578
Net gain (loss)			26,289

Increase (decrease) in net assets from operations			$27,880

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,591	$1,885
Net realized gain (loss)		(11,456)	8,407
Realized gain distributions		19,167	12,208
Net change in unrealized appreciation (depreciation)		18,578	(33,906)

Increase (decrease) in net assets from operations		27,880	(11,406)

Contract owner transactions:
Proceeds from units sold		226,763	407,413
Cost of units redeemed		(338,971)	(87,203)
Account charges		(279)	(38)
Increase (decrease)		(112,487)	320,172
Net increase (decrease)		(84,607)	308,766
Net assets, beginning		380,575	71,809
Net assets, ending		$295,968	$380,575

Units sold		198,838	348,347
Units redeemed		(291,942)	(72,281)
Net increase (decrease)		(93,104)	276,066
Units outstanding, beginning		330,172	54,106
Units outstanding, ending		237,068	330,172

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$829,648
Cost of units redeemed/account charges			(577,281)
Net investment income (loss)			3,283
Net realized gain (loss)			6,249
Realized gain distributions			36,681
Net change in unrealized appreciation (depreciation)			(2,612)
Net assets			$295,968
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	237	$296	1.25%	8.3%	12/31/2023	$1.27	0	$0	1.00%	8.6%	12/31/2023	$1.28	0	$0	0.75%	8.9%
12/31/2022	1.15	330	381	1.25%	-13.2%	12/31/2022	1.17	0	0	1.00%	-12.9%	12/31/2022	1.18	0	0	0.75%	-12.7%
12/31/2021	1.33	54	72	1.25%	32.8%	12/31/2021	1.34	0	0	1.00%	33.1%	12/31/2021	1.35	0	0	0.75%	33.5%
12/31/2020	1.00	83	83	1.25%	-2.3%	12/31/2020	1.01	0	0	1.00%	-2.0%	12/31/2020	1.01	0	0	0.75%	-1.8%
12/31/2019	1.02	76	78	1.25%	26.8%	12/31/2019	1.03	0	0	1.00%	27.1%	12/31/2019	1.03	0	0	0.75%	27.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	9.1%	12/31/2023	$1.32	0	$0	0.25%	9.4%	12/31/2023	$1.34	0	$0	0.00%	9.7%
12/31/2022	1.19	0	0	0.50%	-12.5%	12/31/2022	1.21	0	0	0.25%	-12.3%	12/31/2022	1.22	0	0	0.00%	-12.1%
12/31/2021	1.36	0	0	0.50%	33.8%	12/31/2021	1.38	0	0	0.25%	34.1%	12/31/2021	1.39	0	0	0.00%	34.5%
12/31/2020	1.02	0	0	0.50%	-1.5%	12/31/2020	1.03	0	0	0.25%	-1.3%	12/31/2020	1.03	0	0	0.00%	-1.1%
12/31/2019	1.04	0	0	0.50%	27.7%	12/31/2019	1.04	0	0	0.25%	28.1%	12/31/2019	1.04	0	0	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.9%
2021	0.7%
2020	1.0%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Small Cap Core Fund R6 Class - 06-3GP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,723,809	$1,704,338	60,335
Receivables: investments sold	-
Payables: investments purchased	(41,051)
Net assets	$1,682,758

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,682,758	1,317,149	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$1,682,758	1,317,149

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,923
Mortality & expense charges			(19,846)
Net investment income (loss)			(7,923)

Gain (loss) on investments:
Net realized gain (loss)			(38,044)
Realized gain distributions			49,707
Net change in unrealized appreciation (depreciation)			194,104
Net gain (loss)			205,767

Increase (decrease) in net assets from operations			$197,844

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,923)	$(3,345)
Net realized gain (loss)		(38,044)	(23,943)
Realized gain distributions		49,707	43,753
Net change in unrealized appreciation (depreciation)		194,104	(185,504)

Increase (decrease) in net assets from operations		197,844	(169,039)

Contract owner transactions:
Proceeds from units sold		1,041,123	1,595,446
Cost of units redeemed		(914,193)	(314,050)
Account charges		(4,190)	(3,241)
Increase (decrease)		122,740	1,278,155
Net increase (decrease)		320,584	1,109,116
Net assets, beginning		1,362,174	253,058
Net assets, ending		$1,682,758	$1,362,174

Units sold		894,992	1,295,085
Units redeemed		(779,379)	(279,161)
Net increase (decrease)		115,613	1,015,924
Units outstanding, beginning		1,201,536	185,612
Units outstanding, ending		1,317,149	1,201,536

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,877,308
Cost of units redeemed/account charges			(1,253,725)
Net investment income (loss)			(12,586)
Net realized gain (loss)			(55,957)
Realized gain distributions			108,247
Net change in unrealized appreciation (depreciation)			19,471
Net assets			$1,682,758
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	1,317	$1,683	1.25%	12.7%	12/31/2023	$1.30	0	$0	1.00%	13.0%	12/31/2023	$1.31	0	$0	0.75%	13.3%
12/31/2022	1.13	1,202	1,362	1.25%	-16.8%	12/31/2022	1.15	0	0	1.00%	-16.6%	12/31/2022	1.16	0	0	0.75%	-16.4%
12/31/2021	1.36	186	253	1.25%	21.8%	12/31/2021	1.38	0	0	1.00%	22.1%	12/31/2021	1.39	0	0	0.75%	22.4%
12/31/2020	1.12	31	35	1.25%	14.1%	12/31/2020	1.13	0	0	1.00%	14.4%	12/31/2020	1.13	0	0	0.75%	14.7%
12/31/2019	0.98	2	2	1.25%	24.6%	12/31/2019	0.98	0	0	1.00%	24.9%	12/31/2019	0.99	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	13.5%	12/31/2023	$1.35	0	$0	0.25%	13.8%	12/31/2023	$1.37	0	$0	0.00%	14.1%
12/31/2022	1.17	0	0	0.50%	-16.2%	12/31/2022	1.19	0	0	0.25%	-16.0%	12/31/2022	1.20	0	0	0.00%	-15.8%
12/31/2021	1.40	0	0	0.50%	22.7%	12/31/2021	1.41	0	0	0.25%	23.0%	12/31/2021	1.42	0	0	0.00%	23.3%
12/31/2020	1.14	0	0	0.50%	14.9%	12/31/2020	1.15	0	0	0.25%	15.2%	12/31/2020	1.15	0	0	0.00%	15.5%
12/31/2019	0.99	0	0	0.50%	25.5%	12/31/2019	1.00	0	0	0.25%	25.8%	12/31/2019	1.00	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	1.0%
2021	0.5%
2020	0.6%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets Fund A Class - 06-621

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,369	$11,741	1,002
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$11,375

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,375	6,160	$1.85
Band 100	-	-	1.92
Band 75	-	-	1.99
Band 50	-	-	2.06
Band 25	-	-	2.14
Band 0	-	-	2.22
Total	$11,375	6,160

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$326
Mortality & expense charges			(370)
Net investment income (loss)			(44)

Gain (loss) on investments:
Net realized gain (loss)			(2,637)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,412
Net gain (loss)			(225)

Increase (decrease) in net assets from operations			$(269)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(44)	$486
Net realized gain (loss)		(2,637)	(5,166)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,412	(5,972)

Increase (decrease) in net assets from operations		(269)	(10,652)

Contract owner transactions:
Proceeds from units sold		4,447	88,548
Cost of units redeemed		(22,810)	(107,719)
Account charges		(213)	(199)
Increase (decrease)		(18,576)	(19,370)
Net increase (decrease)		(18,845)	(30,022)
Net assets, beginning		30,220	60,242
Net assets, ending		$11,375	$30,220

Units sold		2,465	43,943
Units redeemed		(12,839)	(56,740)
Net increase (decrease)		(10,374)	(12,797)
Units outstanding, beginning		16,534	29,331
Units outstanding, ending		6,160	16,534

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,020,589
Cost of units redeemed/account charges			(1,044,608)
Net investment income (loss)			20,785
Net realized gain (loss)			14,981
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(372)
Net assets			$11,375
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	6	$11	1.25%	1.0%	12/31/2023	$1.92	0	$0	1.00%	1.3%	12/31/2023	$1.99	0	$0	0.75%	1.5%
12/31/2022	1.83	17	30	1.25%	-11.0%	12/31/2022	1.89	0	0	1.00%	-10.8%	12/31/2022	1.96	0	0	0.75%	-10.6%
12/31/2021	2.05	29	60	1.25%	21.9%	12/31/2021	2.12	0	0	1.00%	22.2%	12/31/2021	2.19	0	0	0.75%	22.5%
12/31/2020	1.68	20	34	1.25%	2.4%	12/31/2020	1.73	0	0	1.00%	2.7%	12/31/2020	1.79	0	0	0.75%	2.9%
12/31/2019	1.64	83	137	1.25%	19.9%	12/31/2019	1.69	0	0	1.00%	20.2%	12/31/2019	1.73	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.06	0	$0	0.50%	1.8%	12/31/2023	$2.14	0	$0	0.25%	2.0%	12/31/2023	$2.22	0	$0	0.00%	2.3%
12/31/2022	2.02	0	0	0.50%	-10.3%	12/31/2022	2.10	0	0	0.25%	-10.1%	12/31/2022	2.17	0	0	0.00%	-9.9%
12/31/2021	2.26	0	0	0.50%	22.8%	12/31/2021	2.33	0	0	0.25%	23.2%	12/31/2021	2.41	0	0	0.00%	23.5%
12/31/2020	1.84	0	0	0.50%	3.2%	12/31/2020	1.89	0	0	0.25%	3.4%	12/31/2020	1.95	0	0	0.00%	3.7%
12/31/2019	1.78	0	0	0.50%	20.8%	12/31/2019	1.83	0	0	0.25%	21.1%	12/31/2019	1.88	55	103	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	2.5%
2021	7.6%
2020	0.8%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Mid Cap Value Fund A Class - 06-622

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,915	$89,638	5,303
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$105,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,831	3,549	$4.74
Band 100	89,074	18,105	4.92
Band 75	-	-	5.10
Band 50	-	-	5.29
Band 25	-	-	5.49
Band 0	-	-	5.70
Total	$105,905	21,654

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$720
Mortality & expense charges			(1,366)
Net investment income (loss)			(646)

Gain (loss) on investments:
Net realized gain (loss)			3,523
Realized gain distributions			1,902
Net change in unrealized appreciation (depreciation)			21,016
Net gain (loss)			26,441

Increase (decrease) in net assets from operations			$25,795

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(646)	$(411)
Net realized gain (loss)		3,523	6,900
Realized gain distributions		1,902	3,517
Net change in unrealized appreciation (depreciation)		21,016	(38,533)

Increase (decrease) in net assets from operations		25,795	(28,527)

Contract owner transactions:
Proceeds from units sold		2	27
Cost of units redeemed		(42,709)	(51,699)
Account charges		(30)	(30)
Increase (decrease)		(42,737)	(51,702)
Net increase (decrease)		(16,942)	(80,229)
Net assets, beginning		122,847	203,076
Net assets, ending		$105,905	$122,847

Units sold		-	5
Units redeemed		(9,998)	(12,090)
Net increase (decrease)		(9,998)	(12,085)
Units outstanding, beginning		31,652	43,737
Units outstanding, ending		21,654	31,652

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$583,201
Cost of units redeemed/account charges			(610,909)
Net investment income (loss)			(8,222)
Net realized gain (loss)			28,652
Realized gain distributions			96,906
Net change in unrealized appreciation (depreciation)			16,277
Net assets			$105,905
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.74	4	$17	1.25%	24.8%	12/31/2023	$4.92	18	$89	1.00%	25.1%	12/31/2023	$5.10	0	$0	0.75%	25.4%
12/31/2022	3.80	13	48	1.25%	-16.8%	12/31/2022	3.93	19	75	1.00%	-16.6%	12/31/2022	4.07	0	0	0.75%	-16.4%
12/31/2021	4.57	22	101	1.25%	27.2%	12/31/2021	4.72	22	102	1.00%	27.5%	12/31/2021	4.87	0	0	0.75%	27.8%
12/31/2020	3.59	24	87	1.25%	17.3%	12/31/2020	3.70	22	83	1.00%	17.6%	12/31/2020	3.81	0	0	0.75%	17.9%
12/31/2019	3.06	33	102	1.25%	26.1%	12/31/2019	3.15	28	89	1.00%	26.4%	12/31/2019	3.23	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.29	0	$0	0.50%	25.7%	12/31/2023	$5.49	0	$0	0.25%	26.0%	12/31/2023	$5.70	0	$0	0.00%	26.3%
12/31/2022	4.21	0	0	0.50%	-16.2%	12/31/2022	4.36	0	0	0.25%	-16.0%	12/31/2022	4.51	0	0	0.00%	-15.8%
12/31/2021	5.03	0	0	0.50%	28.1%	12/31/2021	5.19	0	0	0.25%	28.4%	12/31/2021	5.35	0	0	0.00%	28.8%
12/31/2020	3.92	0	0	0.50%	18.2%	12/31/2020	4.04	0	0	0.25%	18.5%	12/31/2020	4.16	0	0	0.00%	18.8%
12/31/2019	3.32	0	0	0.50%	27.1%	12/31/2019	3.41	0	0	0.25%	27.4%	12/31/2019	3.50	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.7%
2021	0.5%
2020	0.7%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund A Class - 06-613

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$557,390	$581,984	26,522
Receivables: investments sold	123
Payables: investments purchased	-
Net assets	$557,513

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$557,513	268,050	$2.08
Band 100	-	-	2.15
Band 75	-	-	2.21
Band 50	-	-	2.28
Band 25	-	-	2.36
Band 0	-	-	2.43
Total	$557,513	268,050

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,704
Mortality & expense charges			(5,993)
Net investment income (loss)			1,711

Gain (loss) on investments:
Net realized gain (loss)			(28,175)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			73,036
Net gain (loss)			44,861

Increase (decrease) in net assets from operations			$46,572

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,711	$282
Net realized gain (loss)		(28,175)	(16,394)
Realized gain distributions		-	11,629
Net change in unrealized appreciation (depreciation)		73,036	(194,019)

Increase (decrease) in net assets from operations		46,572	(198,502)

Contract owner transactions:
Proceeds from units sold		145,427	264,261
Cost of units redeemed		(125,670)	(299,512)
Account charges		(209)	(376)
Increase (decrease)		19,548	(35,627)
Net increase (decrease)		66,120	(234,129)
Net assets, beginning		491,393	725,522
Net assets, ending		$557,513	$491,393

Units sold		73,465	123,091
Units redeemed		(66,525)	(137,526)
Net increase (decrease)		6,940	(14,435)
Units outstanding, beginning		261,110	275,545
Units outstanding, ending		268,050	261,110

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,620,833
Cost of units redeemed/account charges			(4,596,907)
Net investment income (loss)			64,679
Net realized gain (loss)			29,107
Realized gain distributions			464,395
Net change in unrealized appreciation (depreciation)			(24,594)
Net assets			$557,513
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.08	268	$558	1.25%	10.5%	12/31/2023	$2.15	0	$0	1.00%	10.8%	12/31/2023	$2.21	0	$0	0.75%	11.1%
12/31/2022	1.88	261	491	1.25%	-28.5%	12/31/2022	1.94	0	0	1.00%	-28.3%	12/31/2022	1.99	0	0	0.75%	-28.2%
12/31/2021	2.63	276	726	1.25%	40.8%	12/31/2021	2.70	0	0	1.00%	41.1%	12/31/2021	2.78	0	0	0.75%	41.5%
12/31/2020	1.87	229	429	1.25%	-6.4%	12/31/2020	1.92	0	0	1.00%	-6.1%	12/31/2020	1.96	0	0	0.75%	-5.9%
12/31/2019	2.00	283	565	1.25%	27.5%	12/31/2019	2.04	0	0	1.00%	27.8%	12/31/2019	2.09	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.28	0	$0	0.50%	11.3%	12/31/2023	$2.36	0	$0	0.25%	11.6%	12/31/2023	$2.43	0	$0	0.00%	11.9%
12/31/2022	2.05	0	0	0.50%	-28.0%	12/31/2022	2.11	0	0	0.25%	-27.8%	12/31/2022	2.17	0	0	0.00%	-27.6%
12/31/2021	2.85	0	0	0.50%	41.8%	12/31/2021	2.93	0	0	0.25%	42.2%	12/31/2021	3.00	0	0	0.00%	42.5%
12/31/2020	2.01	0	0	0.50%	-5.7%	12/31/2020	2.06	0	0	0.25%	-5.4%	12/31/2020	2.11	18	37	0.00%	-5.2%
12/31/2019	2.13	0	0	0.50%	28.5%	12/31/2019	2.18	0	0	0.25%	28.8%	12/31/2019	2.22	17	37	0.00%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.2%
2021	1.1%
2020	1.4%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund S Class - 06-617

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,903,036	$2,034,337	87,488
Receivables: investments sold	-
Payables: investments purchased	(50,909)
Net assets	$1,852,127

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,852,127	864,348	$2.14
Band 100	-	-	2.21
Band 75	-	-	2.28
Band 50	-	-	2.35
Band 25	-	-	2.43
Band 0	-	-	2.51
Total	$1,852,127	864,348

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33,292
Mortality & expense charges			(22,625)
Net investment income (loss)			10,667

Gain (loss) on investments:
Net realized gain (loss)			(89,598)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			256,653
Net gain (loss)			167,055

Increase (decrease) in net assets from operations			$177,722

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,667	$4,114
Net realized gain (loss)		(89,598)	(46,483)
Realized gain distributions		-	50,037
Net change in unrealized appreciation (depreciation)		256,653	(881,298)

Increase (decrease) in net assets from operations		177,722	(873,630)

Contract owner transactions:
Proceeds from units sold		379,470	876,242
Cost of units redeemed		(517,877)	(1,441,744)
Account charges		(1,475)	(1,821)
Increase (decrease)		(139,882)	(567,323)
Net increase (decrease)		37,840	(1,440,953)
Net assets, beginning		1,814,287	3,255,240
Net assets, ending		$1,852,127	$1,814,287

Units sold		197,148	392,291
Units redeemed		(270,609)	(660,775)
Net increase (decrease)		(73,461)	(268,484)
Units outstanding, beginning		937,809	1,206,293
Units outstanding, ending		864,348	937,809

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,757,061
Cost of units redeemed/account charges			(24,556,760)
Net investment income (loss)			325,122
Net realized gain (loss)			303,063
Realized gain distributions			2,154,942
Net change in unrealized appreciation (depreciation)			(131,301)
Net assets			$1,852,127
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.14	864	$1,852	1.25%	10.8%	12/31/2023	$2.21	0	$0	1.00%	11.0%	12/31/2023	$2.28	0	$0	0.75%	11.3%
12/31/2022	1.93	938	1,814	1.25%	-28.3%	12/31/2022	1.99	0	0	1.00%	-28.1%	12/31/2022	2.05	0	0	0.75%	-28.0%
12/31/2021	2.70	1,206	3,255	1.25%	41.0%	12/31/2021	2.77	0	0	1.00%	41.4%	12/31/2021	2.84	0	0	0.75%	41.7%
12/31/2020	1.91	2,178	4,168	1.25%	-6.2%	12/31/2020	1.96	0	0	1.00%	-5.9%	12/31/2020	2.01	0	0	0.75%	-5.7%
12/31/2019	2.04	3,201	6,529	1.25%	27.8%	12/31/2019	2.08	0	0	1.00%	28.1%	12/31/2019	2.13	0	0	0.75%	28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.35	0	$0	0.50%	11.6%	12/31/2023	$2.43	0	$0	0.25%	11.9%	12/31/2023	$2.51	0	$0	0.00%	12.2%
12/31/2022	2.11	0	0	0.50%	-27.8%	12/31/2022	2.17	0	0	0.25%	-27.6%	12/31/2022	2.23	0	0	0.00%	-27.4%
12/31/2021	2.92	0	0	0.50%	42.1%	12/31/2021	3.00	0	0	0.25%	42.4%	12/31/2021	3.08	0	0	0.00%	42.8%
12/31/2020	2.06	0	0	0.50%	-5.5%	12/31/2020	2.10	0	0	0.25%	-5.2%	12/31/2020	2.16	0	0	0.00%	-5.0%
12/31/2019	2.17	0	0	0.50%	28.8%	12/31/2019	2.22	0	0	0.25%	29.1%	12/31/2019	2.27	0	0	0.00%	29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.3%
2021	1.4%
2020	1.4%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enhanced Commodity Strategy Fund S Class - 06-608 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$201,649
Cost of units redeemed/account charges			(192,899)
Net investment income (loss)			12,094
Net realized gain (loss)			(20,844)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	-6.5%	12/31/2023	$1.03	0	$0	1.00%	-6.3%	12/31/2023	$1.05	0	$0	0.75%	-6.0%
12/31/2022	1.08	0	0	1.25%	8.2%	12/31/2022	1.10	0	0	1.00%	8.4%	12/31/2022	1.12	0	0	0.75%	8.7%
12/31/2021	1.00	0	0	1.25%	28.1%	12/31/2021	1.01	0	0	1.00%	28.4%	12/31/2021	1.03	0	0	0.75%	28.8%
12/31/2020	0.78	0	0	1.25%	-3.1%	12/31/2020	0.79	0	0	1.00%	-2.9%	12/31/2020	0.80	0	0	0.75%	-2.6%
12/31/2019	0.80	0	0	1.25%	1.3%	12/31/2019	0.81	0	0	1.00%	1.5%	12/31/2019	0.82	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	-5.8%	12/31/2023	$1.10	0	$0	0.25%	-5.6%	12/31/2023	$1.13	0	$0	0.00%	-5.3%
12/31/2022	1.14	0	0	0.50%	9.0%	12/31/2022	1.17	0	0	0.25%	9.2%	12/31/2022	1.19	0	0	0.00%	9.5%
12/31/2021	1.05	0	0	0.50%	29.1%	12/31/2021	1.07	0	0	0.25%	29.4%	12/31/2021	1.09	0	0	0.00%	29.7%
12/31/2020	0.81	0	0	0.50%	-2.4%	12/31/2020	0.83	0	0	0.25%	-2.1%	12/31/2020	0.84	0	0	0.00%	-1.9%
12/31/2019	0.83	0	0	0.50%	2.0%	12/31/2019	0.84	0	0	0.25%	2.3%	12/31/2019	0.85	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Global Infrastructure Fund S Class - 06-614 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	1.25%	0.6%	12/31/2023	$1.23	0	$0	1.00%	0.8%	12/31/2023	$1.26	0	$0	0.75%	1.1%
12/31/2022	1.20	0	0	1.25%	-8.9%	12/31/2022	1.22	0	0	1.00%	-8.7%	12/31/2022	1.25	0	0	0.75%	-8.4%
12/31/2021	1.31	0	0	1.25%	18.8%	12/31/2021	1.34	0	0	1.00%	19.1%	12/31/2021	1.36	0	0	0.75%	19.4%
12/31/2020	1.11	0	0	1.25%	-3.3%	12/31/2020	1.12	0	0	1.00%	-3.1%	12/31/2020	1.14	0	0	0.75%	-2.8%
12/31/2019	1.14	0	0	1.25%	27.6%	12/31/2019	1.16	0	0	1.00%	27.9%	12/31/2019	1.17	0	0	0.75%	28.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	1.3%	12/31/2023	$1.32	0	$0	0.25%	1.6%	12/31/2023	$1.35	0	$0	0.00%	1.8%
12/31/2022	1.27	0	0	0.50%	-8.2%	12/31/2022	1.30	0	0	0.25%	-8.0%	12/31/2022	1.32	0	0	0.00%	-7.8%
12/31/2021	1.38	0	0	0.50%	19.7%	12/31/2021	1.41	0	0	0.25%	20.0%	12/31/2021	1.43	0	0	0.00%	20.3%
12/31/2020	1.16	0	0	0.50%	-2.6%	12/31/2020	1.17	0	0	0.25%	-2.3%	12/31/2020	1.19	0	0	0.00%	-2.1%
12/31/2019	1.19	0	0	0.50%	28.5%	12/31/2019	1.20	0	0	0.25%	28.8%	12/31/2019	1.22	0	0	0.00%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Enhanced Commodity Strategy Fund A Class - 06-916 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,842
Cost of units redeemed/account charges			(4,128)
Net investment income (loss)			100
Net realized gain (loss)			186
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	1.25%	-6.6%	12/31/2023	$1.01	0	$0	1.00%	-6.4%	12/31/2023	$1.03	0	$0	0.75%	-6.2%
12/31/2022	1.06	0	0	1.25%	7.8%	12/31/2022	1.08	0	0	1.00%	8.1%	12/31/2022	1.10	0	0	0.75%	8.4%
12/31/2021	0.98	0	0	1.25%	27.8%	12/31/2021	1.00	0	0	1.00%	28.1%	12/31/2021	1.02	0	0	0.75%	28.4%
12/31/2020	0.77	0	0	1.25%	-3.2%	12/31/2020	0.78	0	0	1.00%	-3.0%	12/31/2020	0.79	0	0	0.75%	-2.7%
12/31/2019	0.79	0	0	1.25%	1.1%	12/31/2019	0.80	0	0	1.00%	1.3%	12/31/2019	0.81	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	-5.9%	12/31/2023	$1.08	0	$0	0.25%	-5.7%	12/31/2023	$1.11	0	$0	0.00%	-5.4%
12/31/2022	1.12	0	0	0.50%	8.6%	12/31/2022	1.15	0	0	0.25%	8.9%	12/31/2022	1.17	0	0	0.00%	9.2%
12/31/2021	1.04	0	0	0.50%	28.8%	12/31/2021	1.05	0	0	0.25%	29.1%	12/31/2021	1.07	0	0	0.00%	29.4%
12/31/2020	0.80	0	0	0.50%	-2.5%	12/31/2020	0.82	0	0	0.25%	-2.3%	12/31/2020	0.83	0	0	0.00%	-2.0%
12/31/2019	0.82	0	0	0.50%	1.8%	12/31/2019	0.84	0	0	0.25%	2.1%	12/31/2019	0.85	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Global Infrastructure Fund A Class - 06-917 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.24
Band 50	-	-	1.27
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	1.25%	0.4%	12/31/2023	$1.21	0	$0	1.00%	0.7%	12/31/2023	$1.24	0	$0	0.75%	0.9%
12/31/2022	1.18	0	0	1.25%	-9.1%	12/31/2022	1.20	0	0	1.00%	-8.9%	12/31/2022	1.23	0	0	0.75%	-8.7%
12/31/2021	1.30	0	0	1.25%	18.7%	12/31/2021	1.32	0	0	1.00%	19.0%	12/31/2021	1.35	0	0	0.75%	19.3%
12/31/2020	1.09	0	0	1.25%	-3.5%	12/31/2020	1.11	0	0	1.00%	-3.2%	12/31/2020	1.13	0	0	0.75%	-3.0%
12/31/2019	1.13	0	0	1.25%	27.3%	12/31/2019	1.15	0	0	1.00%	27.6%	12/31/2019	1.16	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	1.2%	12/31/2023	$1.30	0	$0	0.25%	1.4%	12/31/2023	$1.33	0	$0	0.00%	1.7%
12/31/2022	1.25	0	0	0.50%	-8.4%	12/31/2022	1.28	0	0	0.25%	-8.2%	12/31/2022	1.30	0	0	0.00%	-8.0%
12/31/2021	1.37	0	0	0.50%	19.6%	12/31/2021	1.39	0	0	0.25%	19.9%	12/31/2021	1.42	0	0	0.00%	20.2%
12/31/2020	1.14	0	0	0.50%	-2.7%	12/31/2020	1.16	0	0	0.25%	-2.5%	12/31/2020	1.18	0	0	0.00%	-2.2%
12/31/2019	1.18	0	0	0.50%	28.3%	12/31/2019	1.19	0	0	0.25%	28.6%	12/31/2019	1.21	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,283,994	$6,556,546	296,076
Receivables: investments sold	-
Payables: investments purchased	(69,343)
Net assets	$6,214,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,214,651	4,492,396	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$6,214,651	4,492,396

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$107,440
Mortality & expense charges			(64,241)
Net investment income (loss)			43,199

Gain (loss) on investments:
Net realized gain (loss)			(241,644)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			817,582
Net gain (loss)			575,938

Increase (decrease) in net assets from operations			$619,137

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$43,199	$27,762
Net realized gain (loss)		(241,644)	(41,620)
Realized gain distributions		-	139,865
Net change in unrealized appreciation (depreciation)		817,582	(2,228,177)

Increase (decrease) in net assets from operations		619,137	(2,102,170)

Contract owner transactions:
Proceeds from units sold		9,495,912	7,499,024
Cost of units redeemed		(8,874,243)	(8,096,222)
Account charges		(10,167)	(10,210)
Increase (decrease)		611,502	(607,408)
Net increase (decrease)		1,230,639	(2,709,578)
Net assets, beginning		4,984,012	7,693,590
Net assets, ending		$6,214,651	$4,984,012

Units sold		7,528,895	5,542,138
Units redeemed		(7,037,225)	(5,977,013)
Net increase (decrease)		491,670	(434,875)
Units outstanding, beginning		4,000,726	4,435,601
Units outstanding, ending		4,492,396	4,000,726

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,394,391
Cost of units redeemed/account charges			(24,685,173)
Net investment income (loss)			164,031
Net realized gain (loss)			(247,370)
Realized gain distributions			861,324
Net change in unrealized appreciation (depreciation)			(272,552)
Net assets			$6,214,651
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	4,492	$6,215	1.25%	11.0%	12/31/2023	$1.41	0	$0	1.00%	11.3%	12/31/2023	$1.43	0	$0	0.75%	11.6%
12/31/2022	1.25	4,001	4,984	1.25%	-28.2%	12/31/2022	1.26	0	0	1.00%	-28.0%	12/31/2022	1.28	0	0	0.75%	-27.8%
12/31/2021	1.73	4,436	7,694	1.25%	41.3%	12/31/2021	1.76	0	0	1.00%	41.7%	12/31/2021	1.78	0	0	0.75%	42.1%
12/31/2020	1.23	1,437	1,764	1.25%	-5.9%	12/31/2020	1.24	0	0	1.00%	-5.7%	12/31/2020	1.25	0	0	0.75%	-5.5%
12/31/2019	1.30	2,177	2,839	1.25%	28.0%	12/31/2019	1.31	0	0	1.00%	28.4%	12/31/2019	1.32	0	0	0.75%	28.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	11.9%	12/31/2023	$1.48	0	$0	0.25%	12.2%	12/31/2023	$1.51	0	$0	0.00%	12.4%
12/31/2022	1.30	0	0	0.50%	-27.6%	12/31/2022	1.32	0	0	0.25%	-27.5%	12/31/2022	1.34	0	0	0.00%	-27.3%
12/31/2021	1.80	0	0	0.50%	42.4%	12/31/2021	1.82	0	0	0.25%	42.8%	12/31/2021	1.85	0	0	0.00%	43.1%
12/31/2020	1.27	0	0	0.50%	-5.2%	12/31/2020	1.28	0	0	0.25%	-5.0%	12/31/2020	1.29	0	0	0.00%	-4.7%
12/31/2019	1.33	0	0	0.50%	29.0%	12/31/2019	1.34	0	0	0.25%	29.3%	12/31/2019	1.36	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.6%
2021	1.8%
2020	2.4%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS CROCI U.S. Fund A Class - 06-FNF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,130	$36,356	3,364
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$43,127

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,265	24,431	$1.48
Band 100	6,862	4,541	1.51
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$43,127	28,972

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$554
Mortality & expense charges			(472)
Net investment income (loss)			82

Gain (loss) on investments:
Net realized gain (loss)			37
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,781
Net gain (loss)			6,818

Increase (decrease) in net assets from operations			$6,900

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$82	$(81)
Net realized gain (loss)		37	2,436
Realized gain distributions		-	399
Net change in unrealized appreciation (depreciation)		6,781	(11,704)

Increase (decrease) in net assets from operations		6,900	(8,950)

Contract owner transactions:
Proceeds from units sold		1	3,993
Cost of units redeemed		-	(21,504)
Account charges		(9)	(9)
Increase (decrease)		(8)	(17,520)
Net increase (decrease)		6,892	(26,470)
Net assets, beginning		36,235	62,705
Net assets, ending		$43,127	$36,235

Units sold		-	3,034
Units redeemed		(7)	(15,784)
Net increase (decrease)		(7)	(12,750)
Units outstanding, beginning		28,979	41,729
Units outstanding, ending		28,972	28,979

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$127,905
Cost of units redeemed/account charges			(103,100)
Net investment income (loss)			626
Net realized gain (loss)			8,521
Realized gain distributions			2,401
Net change in unrealized appreciation (depreciation)			6,774
Net assets			$43,127
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	24	$36	1.25%	19.0%	12/31/2023	$1.51	5	$7	1.00%	19.3%	12/31/2023	$1.54	0	$0	0.75%	19.6%
12/31/2022	1.25	24	30	1.25%	-16.9%	12/31/2022	1.27	5	6	1.00%	-16.7%	12/31/2022	1.29	0	0	0.75%	-16.5%
12/31/2021	1.50	37	56	1.25%	24.7%	12/31/2021	1.52	5	7	1.00%	25.1%	12/31/2021	1.54	0	0	0.75%	25.4%
12/31/2020	1.20	28	34	1.25%	-14.0%	12/31/2020	1.22	5	6	1.00%	-13.7%	12/31/2020	1.23	0	0	0.75%	-13.5%
12/31/2019	1.40	22	30	1.25%	31.0%	12/31/2019	1.41	5	6	1.00%	31.4%	12/31/2019	1.42	0	0	0.75%	31.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	0	$0	0.50%	19.9%	12/31/2023	$1.59	0	$0	0.25%	20.2%	12/31/2023	$1.62	0	$0	0.00%	20.5%
12/31/2022	1.31	0	0	0.50%	-16.2%	12/31/2022	1.33	0	0	0.25%	-16.0%	12/31/2022	1.35	0	0	0.00%	-15.8%
12/31/2021	1.56	0	0	0.50%	25.7%	12/31/2021	1.58	0	0	0.25%	26.0%	12/31/2021	1.60	0	0	0.00%	26.3%
12/31/2020	1.24	0	0	0.50%	-13.3%	12/31/2020	1.25	0	0	0.25%	-13.1%	12/31/2020	1.27	0	0	0.00%	-12.9%
12/31/2019	1.43	0	0	0.50%	32.0%	12/31/2019	1.44	0	0	0.25%	32.3%	12/31/2019	1.45	0	0	0.00%	32.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.9%
2021	1.6%
2020	2.1%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS CROCI U.S. Fund S Class - 06-FNG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113	$106	8
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$113

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113	74	$1.52
Band 100	-	-	1.55
Band 75	-	-	1.57
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$113	74

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1
Mortality & expense charges			-
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7
Net gain (loss)			7

Increase (decrease) in net assets from operations			$8

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7	-

Increase (decrease) in net assets from operations		8	-

Contract owner transactions:
Proceeds from units sold		105	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		105	-
Net increase (decrease)		113	-
Net assets, beginning		-	-
Net assets, ending		$113	$-

Units sold		74	-
Units redeemed		-	-
Net increase (decrease)		74	-
Units outstanding, beginning		-	-
Units outstanding, ending		74	-

* Date of Fund Inception into Variable Account: 11 /17 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$105
Cost of units redeemed/account charges			-
Net investment income (loss)			1
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7
Net assets			$113
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	1.25%	19.3%	12/31/2023	$1.55	0	$0	1.00%	19.6%	12/31/2023	$1.57	0	$0	0.75%	19.9%
12/31/2022	1.27	0	0	1.25%	-16.5%	12/31/2022	1.29	0	0	1.00%	-16.3%	12/31/2022	1.31	0	0	0.75%	-16.1%
12/31/2021	1.52	0	0	1.25%	25.2%	12/31/2021	1.54	0	0	1.00%	25.5%	12/31/2021	1.56	0	0	0.75%	25.8%
12/31/2020	1.22	0	0	1.25%	-13.7%	12/31/2020	1.23	0	0	1.00%	-13.5%	12/31/2020	1.24	0	0	0.75%	-13.2%
12/31/2019	1.41	0	0	1.25%	31.5%	12/31/2019	1.42	0	0	1.00%	31.8%	12/31/2019	1.43	0	0	0.75%	32.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	0	$0	0.50%	20.2%	12/31/2023	$1.63	0	$0	0.25%	20.5%	12/31/2023	$1.66	0	$0	0.00%	20.8%
12/31/2022	1.33	0	0	0.50%	-15.9%	12/31/2022	1.35	0	0	0.25%	-15.7%	12/31/2022	1.37	0	0	0.00%	-15.5%
12/31/2021	1.58	0	0	0.50%	26.1%	12/31/2021	1.60	0	0	0.25%	26.4%	12/31/2021	1.63	0	0	0.00%	26.7%
12/31/2020	1.26	0	0	0.50%	-13.0%	12/31/2020	1.27	0	0	0.25%	-12.8%	12/31/2020	1.28	0	0	0.00%	-12.6%
12/31/2019	1.44	0	0	0.50%	32.5%	12/31/2019	1.46	0	0	0.25%	32.8%	12/31/2019	1.47	0	0	0.00%	33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS GNMA Fund A Class - 06-FPY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$520	$548	43
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$520	560	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.96
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.01
Total	$520	560

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18
Mortality & expense charges			(6)
Net investment income (loss)			12

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8
Net gain (loss)			4

Increase (decrease) in net assets from operations			$16

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12	$(29)
Net realized gain (loss)		(4)	(2,380)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8	247

Increase (decrease) in net assets from operations		16	(2,162)

Contract owner transactions:
Proceeds from units sold		2	23,778
Cost of units redeemed		(27)	(39,070)
Account charges		-	(113)
Increase (decrease)		(25)	(15,405)
Net increase (decrease)		(9)	(17,567)
Net assets, beginning		529	18,096
Net assets, ending		$520	$529

Units sold		1	24,010
Units redeemed		(30)	(40,931)
Net increase (decrease)		(29)	(16,921)
Units outstanding, beginning		589	17,510
Units outstanding, ending		560	589

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$66,245
Cost of units redeemed/account charges			(64,237)
Net investment income (loss)			828
Net realized gain (loss)			(2,288)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(28)
Net assets			$520
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	1	$1	1.25%	3.4%	12/31/2023	$0.94	0	$0	1.00%	3.7%	12/31/2023	$0.96	0	$0	0.75%	3.9%
12/31/2022	0.90	1	1	1.25%	-13.1%	12/31/2022	0.91	0	0	1.00%	-12.9%	12/31/2022	0.92	0	0	0.75%	-12.7%
12/31/2021	1.03	18	18	1.25%	-2.6%	12/31/2021	1.05	0	0	1.00%	-2.3%	12/31/2021	1.06	0	0	0.75%	-2.1%
12/31/2020	1.06	6	6	1.25%	1.8%	12/31/2020	1.07	0	0	1.00%	2.0%	12/31/2020	1.08	0	0	0.75%	2.3%
12/31/2019	1.04	9	9	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.3%	12/31/2019	1.06	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	4.2%	12/31/2023	$0.99	0	$0	0.25%	4.4%	12/31/2023	$1.01	0	$0	0.00%	4.7%
12/31/2022	0.94	0	0	0.50%	-12.5%	12/31/2022	0.95	0	0	0.25%	-12.3%	12/31/2022	0.97	0	0	0.00%	-12.0%
12/31/2021	1.07	0	0	0.50%	-1.8%	12/31/2021	1.08	0	0	0.25%	-1.6%	12/31/2021	1.10	0	0	0.00%	-1.3%
12/31/2020	1.09	0	0	0.50%	2.5%	12/31/2020	1.10	0	0	0.25%	2.8%	12/31/2020	1.11	14	15	0.00%	3.0%
12/31/2019	1.06	0	0	0.50%	5.9%	12/31/2019	1.07	0	0	0.25%	6.1%	12/31/2019	1.08	11	12	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.4%
2022	1.1%
2021	1.2%
2020	1.8%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS GNMA Fund S Class - 06-FRC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,841	$64,701	5,717
Receivables: investments sold	136
Payables: investments purchased	-
Net assets	$67,977

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,977	72,047	$0.94
Band 100	-	-	0.96
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$67,977	72,047

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,680
Mortality & expense charges			(831)
Net investment income (loss)			1,849

Gain (loss) on investments:
Net realized gain (loss)			(7,858)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,086
Net gain (loss)			4,228

Increase (decrease) in net assets from operations			$6,077

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,849	$620
Net realized gain (loss)		(7,858)	(12,425)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,086	(7,304)

Increase (decrease) in net assets from operations		6,077	(19,109)

Contract owner transactions:
Proceeds from units sold		65,042	67,868
Cost of units redeemed		(103,093)	(65,341)
Account charges		(10)	(117)
Increase (decrease)		(38,061)	2,410
Net increase (decrease)		(31,984)	(16,699)
Net assets, beginning		99,961	116,660
Net assets, ending		$67,977	$99,961

Units sold		73,057	71,904
Units redeemed		(110,806)	(73,699)
Net increase (decrease)		(37,749)	(1,795)
Units outstanding, beginning		109,796	111,591
Units outstanding, ending		72,047	109,796

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,312,230
Cost of units redeemed/account charges			(1,266,204)
Net investment income (loss)			49,574
Net realized gain (loss)			(30,763)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,140
Net assets			$67,977
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	72	$68	1.25%	3.6%	12/31/2023	$0.96	0	$0	1.00%	3.9%	12/31/2023	$0.98	0	$0	0.75%	4.2%
12/31/2022	0.91	110	100	1.25%	-12.9%	12/31/2022	0.92	0	0	1.00%	-12.7%	12/31/2022	0.94	0	0	0.75%	-12.5%
12/31/2021	1.05	112	117	1.25%	-2.3%	12/31/2021	1.06	0	0	1.00%	-2.1%	12/31/2021	1.07	0	0	0.75%	-1.9%
12/31/2020	1.07	106	113	1.25%	2.0%	12/31/2020	1.08	0	0	1.00%	2.3%	12/31/2020	1.09	0	0	0.75%	2.5%
12/31/2019	1.05	92	96	1.25%	5.3%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	4.4%	12/31/2023	$1.01	0	$0	0.25%	4.7%	12/31/2023	$1.03	0	$0	0.00%	4.9%
12/31/2022	0.95	0	0	0.50%	-12.3%	12/31/2022	0.96	0	0	0.25%	-12.0%	12/31/2022	0.98	0	0	0.00%	-11.8%
12/31/2021	1.08	0	0	0.50%	-1.6%	12/31/2021	1.10	0	0	0.25%	-1.4%	12/31/2021	1.11	0	0	0.00%	-1.1%
12/31/2020	1.10	0	0	0.50%	2.8%	12/31/2020	1.11	0	0	0.25%	3.0%	12/31/2020	1.12	0	0	0.00%	3.3%
12/31/2019	1.07	0	0	0.50%	6.1%	12/31/2019	1.08	0	0	0.25%	6.4%	12/31/2019	1.09	522	567	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	2.0%
2021	1.3%
2020	0.9%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Small Cap Core Fund A Class - 06-GGK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$254,973	$237,551	5,713
Receivables: investments sold	-
Payables: investments purchased	(1,713)
Net assets	$253,260

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,196	38,362	$1.57
Band 100	193,064	119,501	1.62
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$253,260	157,863

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,096
Mortality & expense charges			(2,866)
Net investment income (loss)			(1,770)

Gain (loss) on investments:
Net realized gain (loss)			(1,619)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,581
Net gain (loss)			29,962

Increase (decrease) in net assets from operations			$28,192

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,770)	$(3,548)
Net realized gain (loss)		(1,619)	(11,082)
Realized gain distributions		-	2,348
Net change in unrealized appreciation (depreciation)		31,581	(55,871)

Increase (decrease) in net assets from operations		28,192	(68,153)

Contract owner transactions:
Proceeds from units sold		7,006	200,960
Cost of units redeemed		(79,893)	(319,782)
Account charges		(84)	(96)
Increase (decrease)		(72,971)	(118,918)
Net increase (decrease)		(44,779)	(187,071)
Net assets, beginning		298,039	485,110
Net assets, ending		$253,260	$298,039

Units sold		5,050	140,662
Units redeemed		(55,179)	(222,473)
Net increase (decrease)		(50,129)	(81,811)
Units outstanding, beginning		207,992	289,803
Units outstanding, ending		157,863	207,992

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,076,966
Cost of units redeemed/account charges			(905,052)
Net investment income (loss)			(13,552)
Net realized gain (loss)			58,195
Realized gain distributions			19,281
Net change in unrealized appreciation (depreciation)			17,422
Net assets			$253,260
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	38	$60	1.25%	11.4%	12/31/2023	$1.62	120	$193	1.00%	11.7%	12/31/2023	$1.62	0	$0	0.75%	12.0%
12/31/2022	1.41	75	105	1.25%	-14.8%	12/31/2022	1.45	133	193	1.00%	-14.6%	12/31/2022	1.45	0	0	0.75%	-14.4%
12/31/2021	1.65	146	242	1.25%	39.1%	12/31/2021	1.69	144	244	1.00%	39.4%	12/31/2021	1.69	0	0	0.75%	39.8%
12/31/2020	1.19	162	192	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.21	0	0	0.75%	13.6%
12/31/2019	1.05	148	156	1.25%	20.0%	12/31/2019	1.07	0	0	1.00%	20.5%	12/31/2019	1.06	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	0	$0	0.50%	12.2%	12/31/2023	$1.67	0	$0	0.25%	12.5%	12/31/2023	$1.69	0	$0	0.00%	12.8%
12/31/2022	1.46	0	0	0.50%	-14.2%	12/31/2022	1.48	0	0	0.25%	-14.0%	12/31/2022	1.50	0	0	0.00%	-13.8%
12/31/2021	1.71	0	0	0.50%	40.1%	12/31/2021	1.72	0	0	0.25%	40.5%	12/31/2021	1.74	0	0	0.00%	40.8%
12/31/2020	1.22	0	0	0.50%	13.8%	12/31/2020	1.23	0	0	0.25%	14.1%	12/31/2020	1.24	0	0	0.00%	14.4%
12/31/2019	1.07	0	0	0.50%	20.9%	12/31/2019	1.08	0	0	0.25%	21.2%	12/31/2019	1.08	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.0%
2021	0.0%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Small Cap Core Fund S Class - 06-GGM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$353,202	$318,120	7,639
Receivables: investments sold	2,854
Payables: investments purchased	-
Net assets	$356,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$356,056	223,752	$1.59
Band 100	-	-	1.64
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$356,056	223,752

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,385
Mortality & expense charges			(1,660)
Net investment income (loss)			725

Gain (loss) on investments:
Net realized gain (loss)			2,020
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			26,402
Net gain (loss)			28,422

Increase (decrease) in net assets from operations			$29,147

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$725	$(558)
Net realized gain (loss)		2,020	470
Realized gain distributions		-	825
Net change in unrealized appreciation (depreciation)		26,402	(12,085)

Increase (decrease) in net assets from operations		29,147	(11,348)

Contract owner transactions:
Proceeds from units sold		230,085	64,720
Cost of units redeemed		(11,543)	(3,757)
Account charges		(3)	(2)
Increase (decrease)		218,539	60,961
Net increase (decrease)		247,686	49,613
Net assets, beginning		108,370	58,757
Net assets, ending		$356,056	$108,370

Units sold		155,626	43,441
Units redeemed		(7,929)	(2,602)
Net increase (decrease)		147,697	40,839
Units outstanding, beginning		76,055	35,216
Units outstanding, ending		223,752	76,055

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$717,293
Cost of units redeemed/account charges			(418,496)
Net investment income (loss)			(4,021)
Net realized gain (loss)			18,107
Realized gain distributions			8,091
Net change in unrealized appreciation (depreciation)			35,082
Net assets			$356,056
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	224	$356	1.25%	11.7%	12/31/2023	$1.64	0	$0	1.00%	12.0%	12/31/2023	$1.64	0	$0	0.75%	12.2%
12/31/2022	1.42	76	108	1.25%	-14.6%	12/31/2022	1.46	0	0	1.00%	-14.4%	12/31/2022	1.46	0	0	0.75%	-14.2%
12/31/2021	1.67	35	59	1.25%	39.4%	12/31/2021	1.71	0	0	1.00%	39.7%	12/31/2021	1.70	0	0	0.75%	40.1%
12/31/2020	1.20	42	50	1.25%	13.2%	12/31/2020	1.22	0	0	1.00%	13.5%	12/31/2020	1.22	0	0	0.75%	13.8%
12/31/2019	1.06	60	63	1.25%	20.2%	12/31/2019	1.08	0	0	1.00%	20.8%	12/31/2019	1.07	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	12.5%	12/31/2023	$1.69	0	$0	0.25%	12.8%	12/31/2023	$1.72	0	$0	0.00%	13.1%
12/31/2022	1.48	0	0	0.50%	-14.0%	12/31/2022	1.50	0	0	0.25%	-13.7%	12/31/2022	1.52	0	0	0.00%	-13.5%
12/31/2021	1.72	0	0	0.50%	40.4%	12/31/2021	1.74	0	0	0.25%	40.8%	12/31/2021	1.76	0	0	0.00%	41.1%
12/31/2020	1.23	0	0	0.50%	14.1%	12/31/2020	1.24	0	0	0.25%	14.4%	12/31/2020	1.25	0	0	0.00%	14.6%
12/31/2019	1.07	0	0	0.50%	21.1%	12/31/2019	1.08	0	0	0.25%	21.4%	12/31/2019	1.09	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.4%
2021	0.0%
2020	0.3%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund R6 Class - 06-3VJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,624	$6,258	534
Receivables: investments sold	2,509
Payables: investments purchased	-
Net assets	$9,133

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,133	10,021	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$9,133	10,021

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$145
Mortality & expense charges			(2,705)
Net investment income (loss)			(2,560)

Gain (loss) on investments:
Net realized gain (loss)			(62,127)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,299
Net gain (loss)			(49,828)

Increase (decrease) in net assets from operations			$(52,388)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,560)	$579
Net realized gain (loss)		(62,127)	(5,654)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,299	(8,602)

Increase (decrease) in net assets from operations		(52,388)	(13,677)

Contract owner transactions:
Proceeds from units sold		870,464	68,562
Cost of units redeemed		(867,527)	(14,165)
Account charges		(35)	-
Increase (decrease)		2,902	54,397
Net increase (decrease)		(49,486)	40,720
Net assets, beginning		58,619	17,899
Net assets, ending		$9,133	$58,619

Units sold		967,784	66,268
Units redeemed		(1,025,298)	(14,710)
Net increase (decrease)		(57,514)	51,558
Units outstanding, beginning		67,535	15,977
Units outstanding, ending		10,021	67,535

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,076,269
Cost of units redeemed/account charges			(1,006,117)
Net investment income (loss)			(1,987)
Net realized gain (loss)			(59,398)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			366
Net assets			$9,133
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	10	$9	1.25%	5.0%	12/31/2023	$0.92	0	$0	1.00%	5.3%	12/31/2023	$0.93	0	$0	0.75%	5.5%
12/31/2022	0.87	68	59	1.25%	-22.5%	12/31/2022	0.88	0	0	1.00%	-22.3%	12/31/2022	0.88	0	0	0.75%	-22.1%
12/31/2021	1.12	16	18	1.25%	-12.6%	12/31/2021	1.13	0	0	1.00%	-12.4%	12/31/2021	1.14	0	0	0.75%	-12.2%
12/31/2020	1.28	6	8	1.25%	17.3%	12/31/2020	1.29	0	0	1.00%	17.6%	12/31/2020	1.29	0	0	0.75%	17.9%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	5.8%	12/31/2023	$0.96	0	$0	0.25%	6.1%	12/31/2023	$0.97	0	$0	0.00%	6.3%
12/31/2022	0.89	0	0	0.50%	-21.9%	12/31/2022	0.90	0	0	0.25%	-21.7%	12/31/2022	0.91	0	0	0.00%	-21.5%
12/31/2021	1.14	0	0	0.50%	-12.0%	12/31/2021	1.15	0	0	0.25%	-11.8%	12/31/2021	1.16	0	0	0.00%	-11.5%
12/31/2020	1.30	0	0	0.50%	18.1%	12/31/2020	1.31	0	0	0.25%	18.4%	12/31/2020	1.31	0	0	0.00%	18.7%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.11	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	3.4%
2021	2.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund A Class - 06-3VN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,053	$5,984	368
Receivables: investments sold	170
Payables: investments purchased	-
Net assets	$6,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,223	6,917	$0.90
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.96
Total	$6,223	6,917

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$118
Mortality & expense charges			(82)
Net investment income (loss)			36

Gain (loss) on investments:
Net realized gain (loss)			(2,127)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,356
Net gain (loss)			(771)

Increase (decrease) in net assets from operations			$(735)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36	$(30)
Net realized gain (loss)		(2,127)	(5,967)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,356	1,115

Increase (decrease) in net assets from operations		(735)	(4,882)

Contract owner transactions:
Proceeds from units sold		25,483	3,449
Cost of units redeemed		(25,008)	(18,167)
Account charges		-	(59)
Increase (decrease)		475	(14,777)
Net increase (decrease)		(260)	(19,659)
Net assets, beginning		6,483	26,142
Net assets, ending		$6,223	$6,483

Units sold		29,052	3,978
Units redeemed		(29,687)	(19,945)
Net increase (decrease)		(635)	(15,967)
Units outstanding, beginning		7,552	23,519
Units outstanding, ending		6,917	7,552

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$61,842
Cost of units redeemed/account charges			(49,364)
Net investment income (loss)			336
Net realized gain (loss)			(6,660)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			69
Net assets			$6,223
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.90	7	$6	1.25%	4.8%	12/31/2023	$0.91	0	$0	1.00%	5.1%	12/31/2023	$0.92	0	$0	0.75%	5.3%
12/31/2022	0.86	8	6	1.25%	-22.8%	12/31/2022	0.87	0	0	1.00%	-22.6%	12/31/2022	0.88	0	0	0.75%	-22.4%
12/31/2021	1.11	24	26	1.25%	-12.9%	12/31/2021	1.12	0	0	1.00%	-12.6%	12/31/2021	1.13	0	0	0.75%	-12.4%
12/31/2020	1.28	8	11	1.25%	17.0%	12/31/2020	1.28	0	0	1.00%	17.3%	12/31/2020	1.29	0	0	0.75%	17.6%
12/31/2019	1.09	4	4	1.25%	9.0%	12/31/2019	1.09	0	0	1.00%	9.3%	12/31/2019	1.09	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	0.50%	5.6%	12/31/2023	$0.94	0	$0	0.25%	5.9%	12/31/2023	$0.96	0	$0	0.00%	6.1%
12/31/2022	0.88	0	0	0.50%	-22.2%	12/31/2022	0.89	0	0	0.25%	-22.0%	12/31/2022	0.90	0	0	0.00%	-21.8%
12/31/2021	1.14	0	0	0.50%	-12.2%	12/31/2021	1.14	0	0	0.25%	-12.0%	12/31/2021	1.15	0	0	0.00%	-11.8%
12/31/2020	1.29	0	0	0.50%	17.9%	12/31/2020	1.30	0	0	0.25%	18.2%	12/31/2020	1.31	0	0	0.00%	18.5%
12/31/2019	1.10	0	0	0.50%	9.7%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	0.8%
2021	2.0%
2020	1.5%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Emerging Markets Equity Fund S Class - 06-3VP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	0	$0	1.25%	5.0%	12/31/2023	$0.92	0	$0	1.00%	5.2%	12/31/2023	$0.93	0	$0	0.75%	5.5%
12/31/2022	0.86	0	0	1.25%	-22.6%	12/31/2022	0.87	0	0	1.00%	-22.4%	12/31/2022	0.88	0	0	0.75%	-22.2%
12/31/2021	1.12	0	0	1.25%	-12.7%	12/31/2021	1.12	0	0	1.00%	-12.5%	12/31/2021	1.13	0	0	0.75%	-12.3%
12/31/2020	1.28	0	0	1.25%	17.2%	12/31/2020	1.29	0	0	1.00%	17.5%	12/31/2020	1.29	0	0	0.75%	17.7%
12/31/2019	1.09	0	0	1.25%	9.2%	12/31/2019	1.09	0	0	1.00%	9.4%	12/31/2019	1.10	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	0.50%	5.8%	12/31/2023	$0.95	0	$0	0.25%	6.0%	12/31/2023	$0.96	0	$0	0.00%	6.3%
12/31/2022	0.89	0	0	0.50%	-22.0%	12/31/2022	0.90	0	0	0.25%	-21.8%	12/31/2022	0.91	0	0	0.00%	-21.7%
12/31/2021	1.14	0	0	0.50%	-12.1%	12/31/2021	1.15	0	0	0.25%	-11.8%	12/31/2021	1.16	0	0	0.00%	-11.6%
12/31/2020	1.30	0	0	0.50%	18.0%	12/31/2020	1.30	0	0	0.25%	18.3%	12/31/2020	1.31	0	0	0.00%	18.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS Mid Cap Value Fund S Class - 06-632

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,746	$20,695	1,294
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$25,762

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,762	5,234	$4.92
Band 100	-	-	5.11
Band 75	-	-	5.30
Band 50	-	-	5.49
Band 25	-	-	5.70
Band 0	-	-	5.91
Total	$25,762	5,234

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$238
Mortality & expense charges			(281)
Net investment income (loss)			(43)

Gain (loss) on investments:
Net realized gain (loss)			35
Realized gain distributions			463
Net change in unrealized appreciation (depreciation)			4,585
Net gain (loss)			5,083

Increase (decrease) in net assets from operations			$5,040

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43)	$(27)
Net realized gain (loss)		35	29
Realized gain distributions		463	563
Net change in unrealized appreciation (depreciation)		4,585	(4,345)

Increase (decrease) in net assets from operations		5,040	(3,780)

Contract owner transactions:
Proceeds from units sold		1,042	1,001
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,042	1,001
Net increase (decrease)		6,082	(2,779)
Net assets, beginning		19,680	22,459
Net assets, ending		$25,762	$19,680

Units sold		235	239
Units redeemed		-	-
Net increase (decrease)		235	239
Units outstanding, beginning		4,999	4,760
Units outstanding, ending		5,234	4,999

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$401,374
Cost of units redeemed/account charges			(426,272)
Net investment income (loss)			(3,324)
Net realized gain (loss)			(5,438)
Realized gain distributions			54,371
Net change in unrealized appreciation (depreciation)			5,051
Net assets			$25,762
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.92	5	$26	1.25%	25.0%	12/31/2023	$5.11	0	$0	1.00%	25.3%	12/31/2023	$5.30	0	$0	0.75%	25.7%
12/31/2022	3.94	5	20	1.25%	-16.6%	12/31/2022	4.07	0	0	1.00%	-16.4%	12/31/2022	4.22	0	0	0.75%	-16.2%
12/31/2021	4.72	5	22	1.25%	27.4%	12/31/2021	4.87	0	0	1.00%	27.8%	12/31/2021	5.03	0	0	0.75%	28.1%
12/31/2020	3.70	5	17	1.25%	17.6%	12/31/2020	3.81	0	0	1.00%	17.9%	12/31/2020	3.93	0	0	0.75%	18.2%
12/31/2019	3.15	31	99	1.25%	26.4%	12/31/2019	3.23	0	0	1.00%	26.7%	12/31/2019	3.32	0	0	0.75%	27.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.49	0	$0	0.50%	26.0%	12/31/2023	$5.70	0	$0	0.25%	26.3%	12/31/2023	$5.91	0	$0	0.00%	26.6%
12/31/2022	4.36	0	0	0.50%	-15.9%	12/31/2022	4.51	0	0	0.25%	-15.7%	12/31/2022	4.67	0	0	0.00%	-15.5%
12/31/2021	5.19	0	0	0.50%	28.4%	12/31/2021	5.36	0	0	0.25%	28.7%	12/31/2021	5.53	0	0	0.00%	29.0%
12/31/2020	4.04	0	0	0.50%	18.5%	12/31/2020	4.16	0	0	0.25%	18.8%	12/31/2020	4.28	0	0	0.00%	19.1%
12/31/2019	3.41	0	0	0.50%	27.4%	12/31/2019	3.50	0	0	0.25%	27.7%	12/31/2019	3.60	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.1%
2021	0.8%
2020	0.3%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets Fund S Class - 06-631

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.89
Band 100	-	-	1.96
Band 75	-	-	2.04
Band 50	-	-	2.11
Band 25	-	-	2.19
Band 0	-	-	2.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1)
Net investment income (loss)			(1)

Gain (loss) on investments:
Net realized gain (loss)			(27)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			27
Net gain (loss)			-

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1)	$12
Net realized gain (loss)		(27)	(6)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		27	(61)

Increase (decrease) in net assets from operations		(1)	(55)

Contract owner transactions:
Proceeds from units sold		39	281
Cost of units redeemed		(454)	(200)
Account charges		-	-
Increase (decrease)		(415)	81
Net increase (decrease)		(416)	26
Net assets, beginning		416	390
Net assets, ending		$-	$416

Units sold		22	143
Units redeemed		(244)	(107)
Net increase (decrease)		(222)	36
Units outstanding, beginning		222	186
Units outstanding, ending		-	222

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$133,843
Cost of units redeemed/account charges			(140,344)
Net investment income (loss)			2,034
Net realized gain (loss)			4,467
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	0	$0	1.25%	1.1%	12/31/2023	$1.96	0	$0	1.00%	1.3%	12/31/2023	$2.04	0	$0	0.75%	1.6%
12/31/2022	1.87	0	0	1.25%	-10.8%	12/31/2022	1.94	0	0	1.00%	-10.6%	12/31/2022	2.00	0	0	0.75%	-10.4%
12/31/2021	2.10	0	0	1.25%	22.1%	12/31/2021	2.17	0	0	1.00%	22.4%	12/31/2021	2.24	0	0	0.75%	22.7%
12/31/2020	1.72	0	0	1.25%	2.6%	12/31/2020	1.77	0	0	1.00%	2.8%	12/31/2020	1.82	0	0	0.75%	3.1%
12/31/2019	1.68	8	13	1.25%	20.0%	12/31/2019	1.72	0	0	1.00%	20.3%	12/31/2019	1.77	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.11	0	$0	0.50%	1.9%	12/31/2023	$2.19	0	$0	0.25%	2.1%	12/31/2023	$2.27	0	$0	0.00%	2.4%
12/31/2022	2.07	0	0	0.50%	-10.2%	12/31/2022	2.15	0	0	0.25%	-9.9%	12/31/2022	2.22	0	0	0.00%	-9.7%
12/31/2021	2.31	0	0	0.50%	23.0%	12/31/2021	2.38	0	0	0.25%	23.3%	12/31/2021	2.46	0	0	0.00%	23.6%
12/31/2020	1.88	0	0	0.50%	3.4%	12/31/2020	1.93	0	0	0.25%	3.6%	12/31/2020	1.99	0	0	0.00%	3.9%
12/31/2019	1.82	0	0	0.50%	20.9%	12/31/2019	1.86	0	0	0.25%	21.2%	12/31/2019	1.91	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	4.2%
2021	4.7%
2020	0.0%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DWS RREEF Real Assets R6 Retirement Class - 06-6M6 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	1.25%	-3.3%	12/31/2023	$0.97	0	$0	1.00%	-3.1%	12/31/2023	$0.97	0	$0	0.75%	-2.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	-2.6%	12/31/2023	$0.98	0	$0	0.25%	-2.4%	12/31/2023	$0.98	0	$0	0.00%	-2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Portfolio Institutional Class - 06-CWJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,746,347	$2,818,535	101,043
Receivables: investments sold	35,382
Payables: investments purchased	-
Net assets	$2,781,729

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,781,729	2,075,499	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$2,781,729	2,075,499

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$85,989
Mortality & expense charges			(29,948)
Net investment income (loss)			56,041

Gain (loss) on investments:
Net realized gain (loss)			(10,565)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			220,264
Net gain (loss)			209,699

Increase (decrease) in net assets from operations			$265,740

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,041	$43,264
Net realized gain (loss)		(10,565)	31,910
Realized gain distributions		-	5,299
Net change in unrealized appreciation (depreciation)		220,264	(570,509)

Increase (decrease) in net assets from operations		265,740	(490,036)

Contract owner transactions:
Proceeds from units sold		637,175	1,069,523
Cost of units redeemed		(210,241)	(902,422)
Account charges		(2,172)	(1,852)
Increase (decrease)		424,762	165,249
Net increase (decrease)		690,502	(324,787)
Net assets, beginning		2,091,227	2,416,014
Net assets, ending		$2,781,729	$2,091,227

Units sold		500,161	777,837
Units redeemed		(167,157)	(687,935)
Net increase (decrease)		333,004	89,902
Units outstanding, beginning		1,742,495	1,652,593
Units outstanding, ending		2,075,499	1,742,495

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,121,813
Cost of units redeemed/account charges			(2,599,309)
Net investment income (loss)			158,523
Net realized gain (loss)			84,638
Realized gain distributions			88,252
Net change in unrealized appreciation (depreciation)			(72,188)
Net assets			$2,781,729
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	2,075	$2,782	1.25%	11.7%	12/31/2023	$1.36	0	$0	1.00%	12.0%	12/31/2023	$1.39	0	$0	0.75%	12.2%
12/31/2022	1.20	1,742	2,091	1.25%	-17.9%	12/31/2022	1.22	0	0	1.00%	-17.7%	12/31/2022	1.24	0	0	0.75%	-17.5%
12/31/2021	1.46	1,653	2,416	1.25%	1.3%	12/31/2021	1.48	0	0	1.00%	1.5%	12/31/2021	1.50	0	0	0.75%	1.8%
12/31/2020	1.44	1,536	2,217	1.25%	12.5%	12/31/2020	1.46	0	0	1.00%	12.8%	12/31/2020	1.47	0	0	0.75%	13.0%
12/31/2019	1.28	1,149	1,475	1.25%	14.6%	12/31/2019	1.29	0	0	1.00%	14.9%	12/31/2019	1.30	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	12.5%	12/31/2023	$1.44	0	$0	0.25%	12.8%	12/31/2023	$1.46	0	$0	0.00%	13.1%
12/31/2022	1.26	0	0	0.50%	-17.3%	12/31/2022	1.28	0	0	0.25%	-17.1%	12/31/2022	1.29	0	0	0.00%	-16.9%
12/31/2021	1.52	0	0	0.50%	2.0%	12/31/2021	1.54	0	0	0.25%	2.3%	12/31/2021	1.56	0	0	0.00%	2.5%
12/31/2020	1.49	0	0	0.50%	13.3%	12/31/2020	1.50	0	0	0.25%	13.6%	12/31/2020	1.52	0	0	0.00%	13.9%
12/31/2019	1.31	0	0	0.50%	15.4%	12/31/2019	1.32	0	0	0.25%	15.7%	12/31/2019	1.33	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	3.2%
2021	2.3%
2020	1.8%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 25-75 Portfolio Institutional Class - 06-CWK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	1.25%	7.6%	12/31/2023	$1.21	0	$0	1.00%	7.8%	12/31/2023	$1.23	0	$0	0.75%	8.1%
12/31/2022	1.11	0	0	1.25%	-9.2%	12/31/2022	1.12	0	0	1.00%	-9.0%	12/31/2022	1.14	0	0	0.75%	-8.7%
12/31/2021	1.22	0	0	1.25%	4.3%	12/31/2021	1.23	0	0	1.00%	4.5%	12/31/2021	1.25	0	0	0.75%	4.8%
12/31/2020	1.17	0	0	1.25%	6.0%	12/31/2020	1.18	0	0	1.00%	6.2%	12/31/2020	1.19	0	0	0.75%	6.5%
12/31/2019	1.10	0	0	1.25%	8.4%	12/31/2019	1.11	0	0	1.00%	8.7%	12/31/2019	1.12	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	8.4%	12/31/2023	$1.28	0	$0	0.25%	8.6%	12/31/2023	$1.30	0	$0	0.00%	8.9%
12/31/2022	1.16	0	0	0.50%	-8.5%	12/31/2022	1.18	0	0	0.25%	-8.3%	12/31/2022	1.19	0	0	0.00%	-8.1%
12/31/2021	1.27	0	0	0.50%	5.1%	12/31/2021	1.28	0	0	0.25%	5.3%	12/31/2021	1.30	0	0	0.00%	5.6%
12/31/2020	1.20	0	0	0.50%	6.8%	12/31/2020	1.22	0	0	0.25%	7.0%	12/31/2020	1.23	0	0	0.00%	7.3%
12/31/2019	1.13	0	0	0.50%	9.2%	12/31/2019	1.14	0	0	0.25%	9.5%	12/31/2019	1.15	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$237,816	$229,034	11,802
Receivables: investments sold	-
Payables: investments purchased	(120)
Net assets	$237,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$237,696	162,555	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$237,696	162,555

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,428
Mortality & expense charges			(2,201)
Net investment income (loss)			4,227

Gain (loss) on investments:
Net realized gain (loss)			4,058
Realized gain distributions			6,190
Net change in unrealized appreciation (depreciation)			8,971
Net gain (loss)			19,219

Increase (decrease) in net assets from operations			$23,446

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,227	$18
Net realized gain (loss)		4,058	2
Realized gain distributions		6,190	126
Net change in unrealized appreciation (depreciation)		8,971	(736)

Increase (decrease) in net assets from operations		23,446	(590)

Contract owner transactions:
Proceeds from units sold		320,990	908
Cost of units redeemed		(110,601)	-
Account charges		(767)	(8)
Increase (decrease)		209,622	900
Net increase (decrease)		233,068	310
Net assets, beginning		4,628	4,318
Net assets, ending		$237,696	$4,628

Units sold		238,648	686
Units redeemed		(79,673)	(6)
Net increase (decrease)		158,975	680
Units outstanding, beginning		3,580	2,900
Units outstanding, ending		162,555	3,580

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$325,612
Cost of units redeemed/account charges			(111,533)
Net investment income (loss)			4,284
Net realized gain (loss)			4,030
Realized gain distributions			6,521
Net change in unrealized appreciation (depreciation)			8,782
Net assets			$237,696
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	163	$238	1.25%	13.1%	12/31/2023	$1.49	0	$0	1.00%	13.4%	12/31/2023	$1.51	0	$0	0.75%	13.7%
12/31/2022	1.29	4	5	1.25%	-13.2%	12/31/2022	1.31	0	0	1.00%	-13.0%	12/31/2022	1.33	0	0	0.75%	-12.7%
12/31/2021	1.49	3	4	1.25%	12.1%	12/31/2021	1.51	0	0	1.00%	12.4%	12/31/2021	1.53	0	0	0.75%	12.7%
12/31/2020	1.33	2	3	1.25%	10.2%	12/31/2020	1.34	0	0	1.00%	10.5%	12/31/2020	1.36	0	0	0.75%	10.7%
12/31/2019	1.21	1	1	1.25%	16.7%	12/31/2019	1.21	0	0	1.00%	17.0%	12/31/2019	1.22	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	14.0%	12/31/2023	$1.57	0	$0	0.25%	14.2%	12/31/2023	$1.60	0	$0	0.00%	14.5%
12/31/2022	1.35	0	0	0.50%	-12.5%	12/31/2022	1.37	0	0	0.25%	-12.3%	12/31/2022	1.39	0	0	0.00%	-12.1%
12/31/2021	1.55	0	0	0.50%	13.0%	12/31/2021	1.57	0	0	0.25%	13.2%	12/31/2021	1.59	0	0	0.00%	13.5%
12/31/2020	1.37	0	0	0.50%	11.0%	12/31/2020	1.38	0	0	0.25%	11.3%	12/31/2020	1.40	0	0	0.00%	11.6%
12/31/2019	1.23	0	0	0.50%	17.6%	12/31/2019	1.24	0	0	0.25%	17.9%	12/31/2019	1.25	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.3%
2022	1.6%
2021	1.8%
2020	1.4%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Equity Portfolio Institutional Class - 06-CWN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,309,871	$4,591,572	174,294
Receivables: investments sold	874
Payables: investments purchased	-
Net assets	$5,310,745

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,310,745	2,985,290	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	-	-	1.94
Total	$5,310,745	2,985,290

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$98,343
Mortality & expense charges			(54,507)
Net investment income (loss)			43,836

Gain (loss) on investments:
Net realized gain (loss)			40,358
Realized gain distributions			95,011
Net change in unrealized appreciation (depreciation)			605,832
Net gain (loss)			741,201

Increase (decrease) in net assets from operations			$785,037

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$43,836	$17,282
Net realized gain (loss)		40,358	59,364
Realized gain distributions		95,011	103,351
Net change in unrealized appreciation (depreciation)		605,832	(760,782)

Increase (decrease) in net assets from operations		785,037	(580,785)

Contract owner transactions:
Proceeds from units sold		1,500,539	653,729
Cost of units redeemed		(476,902)	(404,546)
Account charges		(3,140)	(2,820)
Increase (decrease)		1,020,497	246,363
Net increase (decrease)		1,805,534	(334,422)
Net assets, beginning		3,505,211	3,839,633
Net assets, ending		$5,310,745	$3,505,211

Units sold		958,070	442,520
Units redeemed		(313,565)	(261,799)
Net increase (decrease)		644,505	180,721
Units outstanding, beginning		2,340,785	2,160,064
Units outstanding, ending		2,985,290	2,340,785

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,653,235
Cost of units redeemed/account charges			(6,995,820)
Net investment income (loss)			166,645
Net realized gain (loss)			386,314
Realized gain distributions			382,072
Net change in unrealized appreciation (depreciation)			718,299
Net assets			$5,310,745
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	2,985	$5,311	1.25%	18.8%	12/31/2023	$1.81	0	$0	1.00%	19.1%	12/31/2023	$1.84	0	$0	0.75%	19.4%
12/31/2022	1.50	2,341	3,505	1.25%	-15.8%	12/31/2022	1.52	0	0	1.00%	-15.5%	12/31/2022	1.54	0	0	0.75%	-15.3%
12/31/2021	1.78	2,160	3,840	1.25%	21.7%	12/31/2021	1.80	0	0	1.00%	22.0%	12/31/2021	1.82	0	0	0.75%	22.3%
12/31/2020	1.46	2,312	3,378	1.25%	12.1%	12/31/2020	1.48	0	0	1.00%	12.4%	12/31/2020	1.49	0	0	0.75%	12.6%
12/31/2019	1.30	3,543	4,618	1.25%	25.1%	12/31/2019	1.31	0	0	1.00%	25.4%	12/31/2019	1.32	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	0	$0	0.50%	19.7%	12/31/2023	$1.91	0	$0	0.25%	20.0%	12/31/2023	$1.94	0	$0	0.00%	20.3%
12/31/2022	1.57	0	0	0.50%	-15.1%	12/31/2022	1.59	0	0	0.25%	-14.9%	12/31/2022	1.62	0	0	0.00%	-14.7%
12/31/2021	1.85	0	0	0.50%	22.6%	12/31/2021	1.87	0	0	0.25%	22.9%	12/31/2021	1.89	0	0	0.00%	23.2%
12/31/2020	1.51	0	0	0.50%	12.9%	12/31/2020	1.52	0	0	0.25%	13.2%	12/31/2020	1.54	0	0	0.00%	13.5%
12/31/2019	1.33	0	0	0.50%	26.0%	12/31/2019	1.34	0	0	0.25%	26.4%	12/31/2019	1.35	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.6%
2021	1.7%
2020	1.8%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Core Equity Portfolio Institutional Class - 06-CWP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,701,184	$3,287,375	243,812
Receivables: investments sold	34,029
Payables: investments purchased	-
Net assets	$3,735,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,735,213	2,553,941	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$3,735,213	2,553,941

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$124,533
Mortality & expense charges			(43,511)
Net investment income (loss)			81,022

Gain (loss) on investments:
Net realized gain (loss)			38,139
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			386,650
Net gain (loss)			424,789

Increase (decrease) in net assets from operations			$505,811

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81,022	$47,627
Net realized gain (loss)		38,139	(117)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		386,650	(545,465)

Increase (decrease) in net assets from operations		505,811	(497,955)

Contract owner transactions:
Proceeds from units sold		610,740	509,607
Cost of units redeemed		(549,662)	(200,961)
Account charges		(7,414)	(6,142)
Increase (decrease)		53,664	302,504
Net increase (decrease)		559,475	(195,451)
Net assets, beginning		3,175,738	3,371,189
Net assets, ending		$3,735,213	$3,175,738

Units sold		445,094	403,802
Units redeemed		(410,770)	(169,481)
Net increase (decrease)		34,324	234,321
Units outstanding, beginning		2,519,617	2,285,296
Units outstanding, ending		2,553,941	2,519,617

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,601,202
Cost of units redeemed/account charges			(5,644,140)
Net investment income (loss)			284,926
Net realized gain (loss)			79,416
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			413,809
Net assets			$3,735,213
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	2,554	$3,735	1.25%	16.0%	12/31/2023	$1.49	0	$0	1.00%	16.3%	12/31/2023	$1.52	0	$0	0.75%	16.6%
12/31/2022	1.26	2,520	3,176	1.25%	-14.6%	12/31/2022	1.28	0	0	1.00%	-14.3%	12/31/2022	1.30	0	0	0.75%	-14.1%
12/31/2021	1.48	2,285	3,371	1.25%	12.5%	12/31/2021	1.49	0	0	1.00%	12.7%	12/31/2021	1.51	0	0	0.75%	13.0%
12/31/2020	1.31	2,574	3,376	1.25%	6.4%	12/31/2020	1.33	0	0	1.00%	6.6%	12/31/2020	1.34	0	0	0.75%	6.9%
12/31/2019	1.23	4,039	4,981	1.25%	20.2%	12/31/2019	1.24	0	0	1.00%	20.5%	12/31/2019	1.25	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	16.9%	12/31/2023	$1.57	0	$0	0.25%	17.2%	12/31/2023	$1.60	0	$0	0.00%	17.5%
12/31/2022	1.32	0	0	0.50%	-13.9%	12/31/2022	1.34	0	0	0.25%	-13.7%	12/31/2022	1.36	0	0	0.00%	-13.5%
12/31/2021	1.53	0	0	0.50%	13.3%	12/31/2021	1.55	0	0	0.25%	13.6%	12/31/2021	1.57	0	0	0.00%	13.9%
12/31/2020	1.35	0	0	0.50%	7.2%	12/31/2020	1.37	0	0	0.25%	7.4%	12/31/2020	1.38	0	0	0.00%	7.7%
12/31/2019	1.26	0	0	0.50%	21.1%	12/31/2019	1.27	0	0	0.25%	21.4%	12/31/2019	1.28	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.6%
2021	2.9%
2020	2.2%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Small Company Portfolio Institutional Class - 06-CWR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$264,785	$261,769	13,791
Receivables: investments sold	1,532
Payables: investments purchased	-
Net assets	$266,317

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$266,317	188,317	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$266,317	188,317

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,324
Mortality & expense charges			(2,760)
Net investment income (loss)			4,564

Gain (loss) on investments:
Net realized gain (loss)			(5,753)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,792
Net gain (loss)			26,039

Increase (decrease) in net assets from operations			$30,603

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,564	$2,321
Net realized gain (loss)		(5,753)	(23,200)
Realized gain distributions		-	2,408
Net change in unrealized appreciation (depreciation)		31,792	(38,330)

Increase (decrease) in net assets from operations		30,603	(56,801)

Contract owner transactions:
Proceeds from units sold		85,221	84,570
Cost of units redeemed		(54,234)	(110,759)
Account charges		(340)	(520)
Increase (decrease)		30,647	(26,709)
Net increase (decrease)		61,250	(83,510)
Net assets, beginning		205,067	288,577
Net assets, ending		$266,317	$205,067

Units sold		66,288	65,936
Units redeemed		(41,852)	(90,827)
Net increase (decrease)		24,436	(24,891)
Units outstanding, beginning		163,881	188,772
Units outstanding, ending		188,317	163,881

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$607,919
Cost of units redeemed/account charges			(345,330)
Net investment income (loss)			11,847
Net realized gain (loss)			(24,263)
Realized gain distributions			13,128
Net change in unrealized appreciation (depreciation)			3,016
Net assets			$266,317
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	188	$266	1.25%	13.0%	12/31/2023	$1.44	0	$0	1.00%	13.3%	12/31/2023	$1.47	0	$0	0.75%	13.6%
12/31/2022	1.25	164	205	1.25%	-18.1%	12/31/2022	1.27	0	0	1.00%	-17.9%	12/31/2022	1.29	0	0	0.75%	-17.7%
12/31/2021	1.53	189	289	1.25%	12.8%	12/31/2021	1.55	0	0	1.00%	13.1%	12/31/2021	1.57	0	0	0.75%	13.4%
12/31/2020	1.35	56	76	1.25%	7.9%	12/31/2020	1.37	0	0	1.00%	8.2%	12/31/2020	1.38	0	0	0.75%	8.4%
12/31/2019	1.26	11	14	1.25%	22.7%	12/31/2019	1.27	0	0	1.00%	23.0%	12/31/2019	1.28	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	13.9%	12/31/2023	$1.52	0	$0	0.25%	14.1%	12/31/2023	$1.54	0	$0	0.00%	14.4%
12/31/2022	1.31	0	0	0.50%	-17.5%	12/31/2022	1.33	0	0	0.25%	-17.3%	12/31/2022	1.35	0	0	0.00%	-17.1%
12/31/2021	1.59	0	0	0.50%	13.7%	12/31/2021	1.61	0	0	0.25%	14.0%	12/31/2021	1.63	0	0	0.00%	14.2%
12/31/2020	1.40	0	0	0.50%	8.7%	12/31/2020	1.41	0	0	0.25%	9.0%	12/31/2020	1.43	0	0	0.00%	9.3%
12/31/2019	1.28	0	0	0.50%	23.6%	12/31/2019	1.29	0	0	0.25%	23.9%	12/31/2019	1.30	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.3%
2021	3.5%
2020	2.9%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Investment Grade Portfolio Institutional Class - 06-CWT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$804,784	$861,158	80,962
Receivables: investments sold	8,077
Payables: investments purchased	-
Net assets	$812,861

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$812,861	788,230	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$812,861	788,230

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$23,737
Mortality & expense charges			(8,397)
Net investment income (loss)			15,340

Gain (loss) on investments:
Net realized gain (loss)			(6,468)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			32,576
Net gain (loss)			26,108

Increase (decrease) in net assets from operations			$41,448

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,340	$7,490
Net realized gain (loss)		(6,468)	(8,902)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		32,576	(75,410)

Increase (decrease) in net assets from operations		41,448	(76,822)

Contract owner transactions:
Proceeds from units sold		186,172	559,394
Cost of units redeemed		(46,478)	(307,965)
Account charges		(264)	(171)
Increase (decrease)		139,430	251,258
Net increase (decrease)		180,878	174,436
Net assets, beginning		631,983	457,547
Net assets, ending		$812,861	$631,983

Units sold		191,471	546,552
Units redeemed		(49,798)	(302,540)
Net increase (decrease)		141,673	244,012
Units outstanding, beginning		646,557	402,545
Units outstanding, ending		788,230	646,557

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,811,523
Cost of units redeemed/account charges			(2,131,106)
Net investment income (loss)			68,669
Net realized gain (loss)			116,133
Realized gain distributions			4,016
Net change in unrealized appreciation (depreciation)			(56,374)
Net assets			$812,861
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	788	$813	1.25%	5.5%	12/31/2023	$1.05	0	$0	1.00%	5.8%	12/31/2023	$1.07	0	$0	0.75%	6.0%
12/31/2022	0.98	647	632	1.25%	-14.0%	12/31/2022	0.99	0	0	1.00%	-13.8%	12/31/2022	1.01	0	0	0.75%	-13.6%
12/31/2021	1.14	403	458	1.25%	-3.3%	12/31/2021	1.15	0	0	1.00%	-3.1%	12/31/2021	1.17	0	0	0.75%	-2.8%
12/31/2020	1.18	246	289	1.25%	7.8%	12/31/2020	1.19	0	0	1.00%	8.1%	12/31/2020	1.20	0	0	0.75%	8.4%
12/31/2019	1.09	1,168	1,274	1.25%	8.6%	12/31/2019	1.10	0	0	1.00%	8.9%	12/31/2019	1.11	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	6.3%	12/31/2023	$1.11	0	$0	0.25%	6.6%	12/31/2023	$1.13	0	$0	0.00%	6.8%
12/31/2022	1.02	0	0	0.50%	-13.4%	12/31/2022	1.04	0	0	0.25%	-13.1%	12/31/2022	1.05	0	0	0.00%	-12.9%
12/31/2021	1.18	0	0	0.50%	-2.6%	12/31/2021	1.20	0	0	0.25%	-2.4%	12/31/2021	1.21	0	0	0.00%	-2.1%
12/31/2020	1.21	0	0	0.50%	8.6%	12/31/2020	1.22	0	0	0.25%	8.9%	12/31/2020	1.24	0	0	0.00%	9.2%
12/31/2019	1.12	0	0	0.50%	9.4%	12/31/2019	1.12	0	0	0.25%	9.7%	12/31/2019	1.13	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	2.7%
2021	1.9%
2020	2.8%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Real Estate Securities Portfolio Institutional Class - 06-CWV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,914,245	$5,937,768	148,309
Receivables: investments sold	-
Payables: investments purchased	(96,071)
Net assets	$5,818,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,757,392	4,213,789	$1.37
Band 100	-	-	1.39
Band 75	60,782	42,944	1.42
Band 50	-	-	1.44
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$5,818,174	4,256,733

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$174,834
Mortality & expense charges			(63,729)
Net investment income (loss)			111,105

Gain (loss) on investments:
Net realized gain (loss)			(93,409)
Realized gain distributions			23,856
Net change in unrealized appreciation (depreciation)			469,043
Net gain (loss)			399,490

Increase (decrease) in net assets from operations			$510,595

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$111,105	$52,759
Net realized gain (loss)		(93,409)	174,670
Realized gain distributions		23,856	166,235
Net change in unrealized appreciation (depreciation)		469,043	(2,012,746)

Increase (decrease) in net assets from operations		510,595	(1,619,082)

Contract owner transactions:
Proceeds from units sold		1,648,770	1,866,499
Cost of units redeemed		(1,115,786)	(1,277,932)
Account charges		(7,472)	(6,487)
Increase (decrease)		525,512	582,080
Net increase (decrease)		1,036,107	(1,037,002)
Net assets, beginning		4,782,067	5,819,069
Net assets, ending		$5,818,174	$4,782,067

Units sold		1,393,794	1,313,727
Units redeemed		(978,612)	(936,928)
Net increase (decrease)		415,182	376,799
Units outstanding, beginning		3,841,551	3,464,752
Units outstanding, ending		4,256,733	3,841,551

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,343,326
Cost of units redeemed/account charges			(6,355,446)
Net investment income (loss)			333,391
Net realized gain (loss)			260,631
Realized gain distributions			259,795
Net change in unrealized appreciation (depreciation)			(23,523)
Net assets			$5,818,174
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	4,214	$5,757	1.25%	9.8%	12/31/2023	$1.39	0	$0	1.00%	10.1%	12/31/2023	$1.42	43	$61	0.75%	10.4%
12/31/2022	1.24	3,794	4,721	1.25%	-25.9%	12/31/2022	1.26	0	0	1.00%	-25.7%	12/31/2022	1.28	48	61	0.75%	-25.5%
12/31/2021	1.68	3,429	5,757	1.25%	40.1%	12/31/2021	1.70	0	0	1.00%	40.4%	12/31/2021	1.72	36	62	0.75%	40.8%
12/31/2020	1.20	3,477	4,168	1.25%	-6.2%	12/31/2020	1.21	0	0	1.00%	-6.0%	12/31/2020	1.22	50	61	0.75%	-5.7%
12/31/2019	1.28	2,709	3,463	1.25%	26.5%	12/31/2019	1.29	0	0	1.00%	26.8%	12/31/2019	1.30	46	60	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	10.6%	12/31/2023	$1.47	0	$0	0.25%	10.9%	12/31/2023	$1.49	0	$0	0.00%	11.2%
12/31/2022	1.30	0	0	0.50%	-25.3%	12/31/2022	1.32	0	0	0.25%	-25.1%	12/31/2022	1.34	0	0	0.00%	-25.0%
12/31/2021	1.74	0	0	0.50%	41.1%	12/31/2021	1.77	0	0	0.25%	41.5%	12/31/2021	1.79	0	0	0.00%	41.9%
12/31/2020	1.24	0	0	0.50%	-5.5%	12/31/2020	1.25	0	0	0.25%	-5.3%	12/31/2020	1.26	0	0	0.00%	-5.0%
12/31/2019	1.31	0	0	0.50%	27.5%	12/31/2019	1.32	0	0	0.25%	27.8%	12/31/2019	1.33	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	2.2%
2021	1.9%
2020	3.3%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$964,262	$800,797	31,128
Receivables: investments sold	9,755
Payables: investments purchased	-
Net assets	$974,017

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$974,017	404,038	$2.41
Band 100	-	-	2.45
Band 75	-	-	2.50
Band 50	-	-	2.54
Band 25	-	-	2.59
Band 0	-	-	2.63
Total	$974,017	404,038

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,262
Mortality & expense charges			(12,282)
Net investment income (loss)			1,980

Gain (loss) on investments:
Net realized gain (loss)			127,310
Realized gain distributions			5,515
Net change in unrealized appreciation (depreciation)			93,972
Net gain (loss)			226,797

Increase (decrease) in net assets from operations			$228,777

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,980	$(1,662)
Net realized gain (loss)		127,310	405,264
Realized gain distributions		5,515	68,034
Net change in unrealized appreciation (depreciation)		93,972	(834,884)

Increase (decrease) in net assets from operations		228,777	(363,248)

Contract owner transactions:
Proceeds from units sold		379,176	156,923
Cost of units redeemed		(683,776)	(1,456,058)
Account charges		(1,698)	(1,338)
Increase (decrease)		(306,298)	(1,300,473)
Net increase (decrease)		(77,521)	(1,663,721)
Net assets, beginning		1,051,538	2,715,259
Net assets, ending		$974,017	$1,051,538

Units sold		173,624	81,028
Units redeemed		(307,843)	(701,887)
Net increase (decrease)		(134,219)	(620,859)
Units outstanding, beginning		538,257	1,159,116
Units outstanding, ending		404,038	538,257

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,273,641
Cost of units redeemed/account charges			(4,889,027)
Net investment income (loss)			30,120
Net realized gain (loss)			1,090,737
Realized gain distributions			305,081
Net change in unrealized appreciation (depreciation)			163,465
Net assets			$974,017
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.41	404	$974	1.25%	23.4%	12/31/2023	$2.45	0	$0	1.00%	23.7%	12/31/2023	$2.50	0	$0	0.75%	24.0%
12/31/2022	1.95	538	1,052	1.25%	-16.6%	12/31/2022	1.98	0	0	1.00%	-16.4%	12/31/2022	2.01	0	0	0.75%	-16.2%
12/31/2021	2.34	1,159	2,715	1.25%	25.2%	12/31/2021	2.37	0	0	1.00%	25.6%	12/31/2021	2.40	0	0	0.75%	25.9%
12/31/2020	1.87	1,634	3,057	1.25%	20.3%	12/31/2020	1.89	0	0	1.00%	20.6%	12/31/2020	1.91	0	0	0.75%	20.9%
12/31/2019	1.55	1,580	2,457	1.25%	30.5%	12/31/2019	1.57	0	0	1.00%	30.9%	12/31/2019	1.58	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.54	0	$0	0.50%	24.3%	12/31/2023	$2.59	0	$0	0.25%	24.6%	12/31/2023	$2.63	0	$0	0.00%	24.9%
12/31/2022	2.04	0	0	0.50%	-16.0%	12/31/2022	2.08	0	0	0.25%	-15.8%	12/31/2022	2.11	0	0	0.00%	-15.6%
12/31/2021	2.43	0	0	0.50%	26.2%	12/31/2021	2.46	0	0	0.25%	26.5%	12/31/2021	2.50	0	0	0.00%	26.8%
12/31/2020	1.93	0	0	0.50%	21.2%	12/31/2020	1.95	0	0	0.25%	21.5%	12/31/2020	1.97	0	0	0.00%	21.8%
12/31/2019	1.59	0	0	0.50%	31.5%	12/31/2019	1.60	0	0	0.25%	31.8%	12/31/2019	1.62	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.8%
2021	1.1%
2020	1.6%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Company Portfolio - 06-CWX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,529,506	$2,200,531	79,933
Receivables: investments sold	-
Payables: investments purchased	(2,023)
Net assets	$2,527,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,527,483	1,150,605	$2.20
Band 100	-	-	2.24
Band 75	-	-	2.28
Band 50	-	-	2.32
Band 25	-	-	2.36
Band 0	-	-	2.40
Total	$2,527,483	1,150,605

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33,431
Mortality & expense charges			(28,519)
Net investment income (loss)			4,912

Gain (loss) on investments:
Net realized gain (loss)			51,193
Realized gain distributions			69,302
Net change in unrealized appreciation (depreciation)			380,761
Net gain (loss)			501,256

Increase (decrease) in net assets from operations			$506,168

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,912	$3,382
Net realized gain (loss)		51,193	137,378
Realized gain distributions		69,302	89,075
Net change in unrealized appreciation (depreciation)		380,761	(767,169)

Increase (decrease) in net assets from operations		506,168	(537,334)

Contract owner transactions:
Proceeds from units sold		521,777	403,986
Cost of units redeemed		(535,319)	(927,457)
Account charges		(3,063)	(2,966)
Increase (decrease)		(16,605)	(526,437)
Net increase (decrease)		489,563	(1,063,771)
Net assets, beginning		2,037,920	3,101,691
Net assets, ending		$2,527,483	$2,037,920

Units sold		261,718	222,763
Units redeemed		(267,915)	(488,452)
Net increase (decrease)		(6,197)	(265,689)
Units outstanding, beginning		1,156,802	1,422,491
Units outstanding, ending		1,150,605	1,156,802

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,704,701
Cost of units redeemed/account charges			(5,641,214)
Net investment income (loss)			49,553
Net realized gain (loss)			688,849
Realized gain distributions			396,619
Net change in unrealized appreciation (depreciation)			328,975
Net assets			$2,527,483
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.20	1,151	$2,527	1.25%	24.7%	12/31/2023	$2.24	0	$0	1.00%	25.0%	12/31/2023	$2.28	0	$0	0.75%	25.3%
12/31/2022	1.76	1,157	2,038	1.25%	-19.2%	12/31/2022	1.79	0	0	1.00%	-19.0%	12/31/2022	1.82	0	0	0.75%	-18.8%
12/31/2021	2.18	1,422	3,102	1.25%	27.0%	12/31/2021	2.21	0	0	1.00%	27.3%	12/31/2021	2.24	0	0	0.75%	27.6%
12/31/2020	1.72	1,396	2,396	1.25%	16.9%	12/31/2020	1.73	0	0	1.00%	17.2%	12/31/2020	1.75	0	0	0.75%	17.5%
12/31/2019	1.47	1,242	1,824	1.25%	29.8%	12/31/2019	1.48	0	0	1.00%	30.1%	12/31/2019	1.49	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.32	0	$0	0.50%	25.6%	12/31/2023	$2.36	0	$0	0.25%	25.9%	12/31/2023	$2.40	0	$0	0.00%	26.3%
12/31/2022	1.84	0	0	0.50%	-18.6%	12/31/2022	1.87	0	0	0.25%	-18.4%	12/31/2022	1.90	0	0	0.00%	-18.2%
12/31/2021	2.26	0	0	0.50%	28.0%	12/31/2021	2.29	0	0	0.25%	28.3%	12/31/2021	2.32	0	0	0.00%	28.6%
12/31/2020	1.77	0	0	0.50%	17.8%	12/31/2020	1.79	0	0	0.25%	18.1%	12/31/2020	1.81	0	0	0.00%	18.4%
12/31/2019	1.50	0	0	0.50%	30.8%	12/31/2019	1.51	0	0	0.25%	31.1%	12/31/2019	1.53	0	0	0.00%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.3%
2021	1.3%
2020	1.7%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Small Cap Growth Portfolio Institutional Class - 06-CWY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.72
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$429,376
Cost of units redeemed/account charges			(439,410)
Net investment income (loss)			(408)
Net realized gain (loss)			(3,336)
Realized gain distributions			13,778
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	1.25%	19.7%	12/31/2023	$1.76	0	$0	1.00%	20.0%	12/31/2023	$1.79	0	$0	0.75%	20.3%
12/31/2022	1.44	0	0	1.25%	-18.8%	12/31/2022	1.46	0	0	1.00%	-18.6%	12/31/2022	1.48	0	0	0.75%	-18.4%
12/31/2021	1.77	0	0	1.25%	24.4%	12/31/2021	1.80	0	0	1.00%	24.7%	12/31/2021	1.82	0	0	0.75%	25.0%
12/31/2020	1.43	0	0	1.25%	17.9%	12/31/2020	1.44	0	0	1.00%	18.2%	12/31/2020	1.46	0	0	0.75%	18.5%
12/31/2019	1.21	22	26	1.25%	24.6%	12/31/2019	1.22	0	0	1.00%	24.9%	12/31/2019	1.23	200	246	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	0	$0	0.50%	20.6%	12/31/2023	$1.85	0	$0	0.25%	20.9%	12/31/2023	$1.88	0	$0	0.00%	21.2%
12/31/2022	1.51	0	0	0.50%	-18.2%	12/31/2022	1.53	0	0	0.25%	-18.0%	12/31/2022	1.55	0	0	0.00%	-17.8%
12/31/2021	1.84	0	0	0.50%	25.3%	12/31/2021	1.87	0	0	0.25%	25.6%	12/31/2021	1.89	0	0	0.00%	25.9%
12/31/2020	1.47	0	0	0.50%	18.7%	12/31/2020	1.49	0	0	0.25%	19.0%	12/31/2020	1.50	0	0	0.00%	19.3%
12/31/2019	1.24	0	0	0.50%	25.5%	12/31/2019	1.25	0	0	0.25%	25.8%	12/31/2019	1.26	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.8%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,286,133	$15,809,329	569,489
Receivables: investments sold	-
Payables: investments purchased	(125,116)
Net assets	$18,161,017

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,140,213	9,852,082	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	2,020,804	1,129,349	1.79
Total	$18,161,017	10,981,431

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$237,765
Mortality & expense charges			(150,260)
Net investment income (loss)			87,505

Gain (loss) on investments:
Net realized gain (loss)			100,136
Realized gain distributions			149,240
Net change in unrealized appreciation (depreciation)			2,393,057
Net gain (loss)			2,642,433

Increase (decrease) in net assets from operations			$2,729,938

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$87,505	$29,944
Net realized gain (loss)		100,136	920,641
Realized gain distributions		149,240	380,800
Net change in unrealized appreciation (depreciation)		2,393,057	(1,821,925)

Increase (decrease) in net assets from operations		2,729,938	(490,540)

Contract owner transactions:
Proceeds from units sold		8,158,043	3,678,158
Cost of units redeemed		(3,152,678)	(4,704,216)
Account charges		(17,431)	(11,274)
Increase (decrease)		4,987,934	(1,037,332)
Net increase (decrease)		7,717,872	(1,527,872)
Net assets, beginning		10,443,145	11,971,017
Net assets, ending		$18,161,017	$10,443,145

Units sold		5,764,526	2,632,246
Units redeemed		(2,203,891)	(3,247,245)
Net increase (decrease)		3,560,635	(614,999)
Units outstanding, beginning		7,420,796	8,035,795
Units outstanding, ending		10,981,431	7,420,796

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,205,147
Cost of units redeemed/account charges			(21,692,668)
Net investment income (loss)			202,823
Net realized gain (loss)			1,188,541
Realized gain distributions			1,780,370
Net change in unrealized appreciation (depreciation)			2,476,804
Net assets			$18,161,017
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	9,852	$16,140	1.25%	17.8%	12/31/2023	$1.67	0	$0	1.00%	18.1%	12/31/2023	$1.70	0	$0	0.75%	18.4%
12/31/2022	1.39	6,270	8,717	1.25%	-5.8%	12/31/2022	1.41	0	0	1.00%	-5.6%	12/31/2022	1.43	0	0	0.75%	-5.3%
12/31/2021	1.48	6,890	10,170	1.25%	37.1%	12/31/2021	1.49	0	0	1.00%	37.4%	12/31/2021	1.51	0	0	0.75%	37.8%
12/31/2020	1.08	7,005	7,542	1.25%	2.5%	12/31/2020	1.09	0	0	1.00%	2.7%	12/31/2020	1.10	0	0	0.75%	3.0%
12/31/2019	1.05	8,509	8,941	1.25%	20.0%	12/31/2019	1.06	0	0	1.00%	20.3%	12/31/2019	1.07	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	18.7%	12/31/2023	$1.76	0	$0	0.25%	19.0%	12/31/2023	$1.79	1,129	$2,021	0.00%	19.3%
12/31/2022	1.45	0	0	0.50%	-5.1%	12/31/2022	1.48	0	0	0.25%	-4.9%	12/31/2022	1.50	1,151	1,726	0.00%	-4.6%
12/31/2021	1.53	0	0	0.50%	38.1%	12/31/2021	1.55	0	0	0.25%	38.5%	12/31/2021	1.57	1,145	1,801	0.00%	38.8%
12/31/2020	1.11	0	0	0.50%	3.2%	12/31/2020	1.12	0	0	0.25%	3.5%	12/31/2020	1.13	0	0	0.00%	3.8%
12/31/2019	1.08	0	0	0.50%	20.9%	12/31/2019	1.08	0	0	0.25%	21.2%	12/31/2019	1.09	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.2%
2021	1.6%
2020	1.5%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$993,710	$1,098,579	116,227
Receivables: investments sold	-
Payables: investments purchased	(1,130)
Net assets	$992,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$992,580	1,025,712	$0.97
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$992,580	1,025,712

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$42,213
Mortality & expense charges			(13,593)
Net investment income (loss)			28,620

Gain (loss) on investments:
Net realized gain (loss)			(176,490)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			238,858
Net gain (loss)			62,368

Increase (decrease) in net assets from operations			$90,988

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,620	$(20,020)
Net realized gain (loss)		(176,490)	(94,771)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		238,858	(270,112)

Increase (decrease) in net assets from operations		90,988	(384,903)

Contract owner transactions:
Proceeds from units sold		399,455	383,937
Cost of units redeemed		(873,230)	(727,866)
Account charges		(1,237)	(1,402)
Increase (decrease)		(475,012)	(345,331)
Net increase (decrease)		(384,024)	(730,234)
Net assets, beginning		1,376,604	2,106,838
Net assets, ending		$992,580	$1,376,604

Units sold		454,474	411,058
Units redeemed		(974,096)	(759,092)
Net increase (decrease)		(519,622)	(348,034)
Units outstanding, beginning		1,545,334	1,893,368
Units outstanding, ending		1,025,712	1,545,334

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,360,133
Cost of units redeemed/account charges			(4,193,088)
Net investment income (loss)			101,074
Net realized gain (loss)			(231,553)
Realized gain distributions			60,883
Net change in unrealized appreciation (depreciation)			(104,869)
Net assets			$992,580
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	1,026	$993	1.25%	8.6%	12/31/2023	$0.98	0	$0	1.00%	8.9%	12/31/2023	$1.00	0	$0	0.75%	9.2%
12/31/2022	0.89	1,545	1,377	1.25%	-19.9%	12/31/2022	0.90	0	0	1.00%	-19.7%	12/31/2022	0.92	0	0	0.75%	-19.5%
12/31/2021	1.11	1,893	2,107	1.25%	-5.8%	12/31/2021	1.13	0	0	1.00%	-5.6%	12/31/2021	1.14	0	0	0.75%	-5.3%
12/31/2020	1.18	1,688	1,995	1.25%	5.0%	12/31/2020	1.19	0	0	1.00%	5.3%	12/31/2020	1.21	0	0	0.75%	5.6%
12/31/2019	1.12	1,685	1,895	1.25%	7.2%	12/31/2019	1.13	0	0	1.00%	7.4%	12/31/2019	1.14	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	9.4%	12/31/2023	$1.04	0	$0	0.25%	9.7%	12/31/2023	$1.06	0	$0	0.00%	10.0%
12/31/2022	0.93	0	0	0.50%	-19.3%	12/31/2022	0.95	0	0	0.25%	-19.1%	12/31/2022	0.96	0	0	0.00%	-18.9%
12/31/2021	1.16	0	0	0.50%	-5.1%	12/31/2021	1.17	0	0	0.25%	-4.9%	12/31/2021	1.19	0	0	0.00%	-4.6%
12/31/2020	1.22	0	0	0.50%	5.8%	12/31/2020	1.23	0	0	0.25%	6.1%	12/31/2020	1.24	0	0	0.00%	6.4%
12/31/2019	1.15	0	0	0.50%	8.0%	12/31/2019	1.16	0	0	0.25%	8.2%	12/31/2019	1.17	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	0.0%
2021	0.9%
2020	0.8%
2019	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$103,773	$110,791	23,940
Receivables: investments sold	368
Payables: investments purchased	-
Net assets	$104,141

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$104,141	87,464	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$104,141	87,464

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,778
Mortality & expense charges			(5,436)
Net investment income (loss)			(658)

Gain (loss) on investments:
Net realized gain (loss)			(112,409)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			67,284
Net gain (loss)			(45,125)

Increase (decrease) in net assets from operations			$(45,783)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(658)	$25,911
Net realized gain (loss)		(112,409)	29,695
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		67,284	19,026

Increase (decrease) in net assets from operations		(45,783)	74,632

Contract owner transactions:
Proceeds from units sold		216,561	703,851
Cost of units redeemed		(542,265)	(881,052)
Account charges		(596)	(793)
Increase (decrease)		(326,300)	(177,994)
Net increase (decrease)		(372,083)	(103,362)
Net assets, beginning		476,224	579,586
Net assets, ending		$104,141	$476,224

Units sold		174,781	521,564
Units redeemed		(446,195)	(643,246)
Net increase (decrease)		(271,414)	(121,682)
Units outstanding, beginning		358,878	480,560
Units outstanding, ending		87,464	358,878

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,064,707
Cost of units redeemed/account charges			(2,124,524)
Net investment income (loss)			186,791
Net realized gain (loss)			(15,815)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(7,018)
Net assets			$104,141
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	87	$104	1.25%	-10.3%	12/31/2023	$1.21	0	$0	1.00%	-10.0%	12/31/2023	$1.23	0	$0	0.75%	-9.8%
12/31/2022	1.33	359	476	1.25%	10.0%	12/31/2022	1.34	0	0	1.00%	10.3%	12/31/2022	1.36	0	0	0.75%	10.6%
12/31/2021	1.21	481	580	1.25%	26.9%	12/31/2021	1.22	0	0	1.00%	27.2%	12/31/2021	1.23	0	0	0.75%	27.5%
12/31/2020	0.95	502	477	1.25%	-3.0%	12/31/2020	0.96	0	0	1.00%	-2.8%	12/31/2020	0.97	0	0	0.75%	-2.5%
12/31/2019	0.98	363	356	1.25%	6.6%	12/31/2019	0.99	0	0	1.00%	6.9%	12/31/2019	0.99	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	-9.6%	12/31/2023	$1.26	0	$0	0.25%	-9.4%	12/31/2023	$1.28	0	$0	0.00%	-9.1%
12/31/2022	1.38	0	0	0.50%	10.9%	12/31/2022	1.40	0	0	0.25%	11.1%	12/31/2022	1.41	0	0	0.00%	11.4%
12/31/2021	1.24	0	0	0.50%	27.8%	12/31/2021	1.26	0	0	0.25%	28.1%	12/31/2021	1.27	0	0	0.00%	28.5%
12/31/2020	0.97	0	0	0.50%	-2.3%	12/31/2020	0.98	0	0	0.25%	-2.0%	12/31/2020	0.99	0	0	0.00%	-1.8%
12/31/2019	1.00	0	0	0.50%	7.4%	12/31/2019	1.00	0	0	0.25%	7.7%	12/31/2019	1.01	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	6.4%
2021	31.7%
2020	0.4%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$594,021	$632,131	54,776
Receivables: investments sold	-
Payables: investments purchased	(788)
Net assets	$593,233

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$593,233	553,949	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$593,233	553,949

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24,413
Mortality & expense charges			(9,057)
Net investment income (loss)			15,356

Gain (loss) on investments:
Net realized gain (loss)			(143,669)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			147,745
Net gain (loss)			4,076

Increase (decrease) in net assets from operations			$19,432

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,356	$60,203
Net realized gain (loss)		(143,669)	(12,613)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		147,745	(191,189)

Increase (decrease) in net assets from operations		19,432	(143,599)

Contract owner transactions:
Proceeds from units sold		401,698	213,469
Cost of units redeemed		(787,061)	(284,836)
Account charges		(401)	(470)
Increase (decrease)		(385,764)	(71,837)
Net increase (decrease)		(366,332)	(215,436)
Net assets, beginning		959,565	1,175,001
Net assets, ending		$593,233	$959,565

Units sold		383,258	198,202
Units redeemed		(749,025)	(254,802)
Net increase (decrease)		(365,767)	(56,600)
Units outstanding, beginning		919,716	976,316
Units outstanding, ending		553,949	919,716

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,828,725
Cost of units redeemed/account charges			(2,189,567)
Net investment income (loss)			105,552
Net realized gain (loss)			(115,643)
Realized gain distributions			2,276
Net change in unrealized appreciation (depreciation)			(38,110)
Net assets			$593,233
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	554	$593	1.25%	2.6%	12/31/2023	$1.09	0	$0	1.00%	2.9%	12/31/2023	$1.10	0	$0	0.75%	3.2%
12/31/2022	1.04	920	960	1.25%	-13.3%	12/31/2022	1.06	0	0	1.00%	-13.1%	12/31/2022	1.07	0	0	0.75%	-12.9%
12/31/2021	1.20	976	1,175	1.25%	4.2%	12/31/2021	1.22	0	0	1.00%	4.5%	12/31/2021	1.23	0	0	0.75%	4.8%
12/31/2020	1.15	506	584	1.25%	10.3%	12/31/2020	1.16	0	0	1.00%	10.5%	12/31/2020	1.17	0	0	0.75%	10.8%
12/31/2019	1.05	196	205	1.25%	7.1%	12/31/2019	1.05	0	0	1.00%	7.4%	12/31/2019	1.06	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	3.4%	12/31/2023	$1.14	0	$0	0.25%	3.7%	12/31/2023	$1.15	0	$0	0.00%	3.9%
12/31/2022	1.08	0	0	0.50%	-12.7%	12/31/2022	1.10	0	0	0.25%	-12.4%	12/31/2022	1.11	0	0	0.00%	-12.2%
12/31/2021	1.24	0	0	0.50%	5.0%	12/31/2021	1.25	0	0	0.25%	5.3%	12/31/2021	1.27	0	0	0.00%	5.6%
12/31/2020	1.18	0	0	0.50%	11.1%	12/31/2020	1.19	0	0	0.25%	11.4%	12/31/2020	1.20	0	0	0.00%	11.7%
12/31/2019	1.06	0	0	0.50%	7.9%	12/31/2019	1.07	0	0	0.25%	8.2%	12/31/2019	1.07	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	6.8%
2021	4.1%
2020	1.5%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,803,286	$1,587,201	40,692
Receivables: investments sold	1,813
Payables: investments purchased	-
Net assets	$1,805,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$651,423	421,213	$1.55
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	1,153,676	688,235	1.68
Total	$1,805,099	1,109,448

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$25,167
Mortality & expense charges			(20,251)
Net investment income (loss)			4,916

Gain (loss) on investments:
Net realized gain (loss)			82,177
Realized gain distributions			23,042
Net change in unrealized appreciation (depreciation)			179,908
Net gain (loss)			285,127

Increase (decrease) in net assets from operations			$290,043

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,916	$(1,568)
Net realized gain (loss)		82,177	7,609
Realized gain distributions		23,042	44,362
Net change in unrealized appreciation (depreciation)		179,908	(225,570)

Increase (decrease) in net assets from operations		290,043	(175,167)

Contract owner transactions:
Proceeds from units sold		2,376,727	1,298,664
Cost of units redeemed		(2,992,888)	(58,317)
Account charges		(1,121)	(1,030)
Increase (decrease)		(617,282)	1,239,317
Net increase (decrease)		(327,239)	1,064,150
Net assets, beginning		2,132,338	1,068,188
Net assets, ending		$1,805,099	$2,132,338

Units sold		4,630,313	960,970
Units redeemed		(5,122,816)	(44,315)
Net increase (decrease)		(492,503)	916,655
Units outstanding, beginning		1,601,951	685,296
Units outstanding, ending		1,109,448	1,601,951

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,123,393
Cost of units redeemed/account charges			(4,937,964)
Net investment income (loss)			(943)
Net realized gain (loss)			238,835
Realized gain distributions			165,693
Net change in unrealized appreciation (depreciation)			216,085
Net assets			$1,805,099
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	421	$651	1.25%	16.2%	12/31/2023	$1.57	0	$0	1.00%	16.5%	12/31/2023	$1.60	0	$0	0.75%	16.8%
12/31/2022	1.33	1,602	2,132	1.25%	-14.6%	12/31/2022	1.35	0	0	1.00%	-14.4%	12/31/2022	1.37	0	0	0.75%	-14.2%
12/31/2021	1.56	685	1,068	1.25%	29.0%	12/31/2021	1.58	0	0	1.00%	29.3%	12/31/2021	1.59	0	0	0.75%	29.6%
12/31/2020	1.21	1,135	1,372	1.25%	9.8%	12/31/2020	1.22	0	0	1.00%	10.1%	12/31/2020	1.23	0	0	0.75%	10.3%
12/31/2019	1.10	1,119	1,232	1.25%	20.2%	12/31/2019	1.11	0	0	1.00%	20.5%	12/31/2019	1.11	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	17.1%	12/31/2023	$1.65	0	$0	0.25%	17.4%	12/31/2023	$1.68	688	$1,154	0.00%	17.6%
12/31/2022	1.39	0	0	0.50%	-14.0%	12/31/2022	1.41	0	0	0.25%	-13.7%	12/31/2022	1.42	0	0	0.00%	-13.5%
12/31/2021	1.61	0	0	0.50%	30.0%	12/31/2021	1.63	0	0	0.25%	30.3%	12/31/2021	1.65	0	0	0.00%	30.6%
12/31/2020	1.24	0	0	0.50%	10.6%	12/31/2020	1.25	0	0	0.25%	10.9%	12/31/2020	1.26	0	0	0.00%	11.2%
12/31/2019	1.12	0	0	0.50%	21.1%	12/31/2019	1.13	0	0	0.25%	21.4%	12/31/2019	1.13	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	0.8%
2021	0.8%
2020	1.1%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$94,518	$92,582	4,347
Receivables: investments sold	2,910
Payables: investments purchased	-
Net assets	$97,428

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,428	84,471	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$97,428	84,471

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,427
Mortality & expense charges			(540)
Net investment income (loss)			1,887

Gain (loss) on investments:
Net realized gain (loss)			(197)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,936
Net gain (loss)			1,739

Increase (decrease) in net assets from operations			$3,626

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,887	$-
Net realized gain (loss)		(197)	(3)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,936	-

Increase (decrease) in net assets from operations		3,626	(3)

Contract owner transactions:
Proceeds from units sold		100,467	-
Cost of units redeemed		(6,492)	-
Account charges		(173)	-
Increase (decrease)		93,802	-
Net increase (decrease)		97,428	(3)
Net assets, beginning		-	3
Net assets, ending		$97,428	$-

Units sold		90,597	-
Units redeemed		(6,126)	(2)
Net increase (decrease)		84,471	(2)
Units outstanding, beginning		-	2
Units outstanding, ending		84,471	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$799,974
Cost of units redeemed/account charges			(820,440)
Net investment income (loss)			11,635
Net realized gain (loss)			104,323
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,936
Net assets			$97,428
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	84	$97	1.25%	14.0%	12/31/2023	$1.17	0	$0	1.00%	14.3%	12/31/2023	$1.19	0	$0	0.75%	14.6%
12/31/2022	1.01	0	0	1.25%	-17.4%	12/31/2022	1.02	0	0	1.00%	-17.2%	12/31/2022	1.03	0	0	0.75%	-17.0%
12/31/2021	1.23	0	0	1.25%	4.5%	12/31/2021	1.24	0	0	1.00%	4.8%	12/31/2021	1.25	0	0	0.75%	5.0%
12/31/2020	1.17	376	440	1.25%	12.4%	12/31/2020	1.18	0	0	1.00%	12.7%	12/31/2020	1.19	0	0	0.75%	13.0%
12/31/2019	1.04	303	316	1.25%	14.6%	12/31/2019	1.05	0	0	1.00%	14.9%	12/31/2019	1.05	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	14.9%	12/31/2023	$1.22	0	$0	0.25%	15.2%	12/31/2023	$1.24	0	$0	0.00%	15.5%
12/31/2022	1.05	0	0	0.50%	-16.8%	12/31/2022	1.06	0	0	0.25%	-16.6%	12/31/2022	1.07	0	0	0.00%	-16.4%
12/31/2021	1.26	0	0	0.50%	5.3%	12/31/2021	1.27	0	0	0.25%	5.6%	12/31/2021	1.28	0	0	0.00%	5.8%
12/31/2020	1.19	0	0	0.50%	13.3%	12/31/2020	1.20	0	0	0.25%	13.6%	12/31/2020	1.21	0	0	0.00%	13.9%
12/31/2019	1.05	0	0	0.50%	15.5%	12/31/2019	1.06	0	0	0.25%	15.7%	12/31/2019	1.06	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.0%
2022	0.0%
2021	0.0%
2020	1.9%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,008	$50,242	8,652
Receivables: investments sold	25,472
Payables: investments purchased	-
Net assets	$78,480

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$78,480	73,383	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$78,480	73,383

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$705
Mortality & expense charges			(219)
Net investment income (loss)			486

Gain (loss) on investments:
Net realized gain (loss)			(403)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,329
Net gain (loss)			3,926

Increase (decrease) in net assets from operations			$4,412

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$486	$134
Net realized gain (loss)		(403)	(178)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,329	(2,715)

Increase (decrease) in net assets from operations		4,412	(2,759)

Contract owner transactions:
Proceeds from units sold		72,601	3,236
Cost of units redeemed		(10,382)	(2,284)
Account charges		(59)	(42)
Increase (decrease)		62,160	910
Net increase (decrease)		66,572	(1,849)
Net assets, beginning		11,908	13,757
Net assets, ending		$78,480	$11,908

Units sold		70,904	3,231
Units redeemed		(10,083)	(2,414)
Net increase (decrease)		60,821	817
Units outstanding, beginning		12,562	11,745
Units outstanding, ending		73,383	12,562

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$91,176
Cost of units redeemed/account charges			(16,587)
Net investment income (loss)			795
Net realized gain (loss)			100
Realized gain distributions			230
Net change in unrealized appreciation (depreciation)			2,766
Net assets			$78,480
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	73	$78	1.25%	12.8%	12/31/2023	$1.08	0	$0	1.00%	13.1%	12/31/2023	$1.10	0	$0	0.75%	13.4%
12/31/2022	0.95	13	12	1.25%	-19.1%	12/31/2022	0.96	0	0	1.00%	-18.9%	12/31/2022	0.97	0	0	0.75%	-18.7%
12/31/2021	1.17	12	14	1.25%	-0.5%	12/31/2021	1.18	0	0	1.00%	-0.2%	12/31/2021	1.19	0	0	0.75%	0.0%
12/31/2020	1.18	9	11	1.25%	12.6%	12/31/2020	1.18	0	0	1.00%	12.9%	12/31/2020	1.19	0	0	0.75%	13.2%
12/31/2019	1.04	3	3	1.25%	15.2%	12/31/2019	1.05	0	0	1.00%	15.5%	12/31/2019	1.05	0	0	0.75%	15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	13.7%	12/31/2023	$1.13	0	$0	0.25%	13.9%	12/31/2023	$1.15	0	$0	0.00%	14.2%
12/31/2022	0.98	0	0	0.50%	-18.5%	12/31/2022	0.99	0	0	0.25%	-18.3%	12/31/2022	1.00	0	0	0.00%	-18.1%
12/31/2021	1.20	0	0	0.50%	0.3%	12/31/2021	1.21	0	0	0.25%	0.5%	12/31/2021	1.22	0	0	0.00%	0.8%
12/31/2020	1.20	0	0	0.50%	13.5%	12/31/2020	1.21	0	0	0.25%	13.8%	12/31/2020	1.21	0	0	0.00%	14.0%
12/31/2019	1.06	0	0	0.50%	16.1%	12/31/2019	1.06	0	0	0.25%	16.4%	12/31/2019	1.06	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	2.3%
2021	2.3%
2020	1.8%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,310	$150,539	15,379
Receivables: investments sold	8,867
Payables: investments purchased	-
Net assets	$153,177

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$153,177	156,687	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.05
Total	$153,177	156,687

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,072
Mortality & expense charges			(1,511)
Net investment income (loss)			3,561

Gain (loss) on investments:
Net realized gain (loss)			(418)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,322
Net gain (loss)			904

Increase (decrease) in net assets from operations			$4,465

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,561	$241
Net realized gain (loss)		(418)	(1,610)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,322	(7,592)

Increase (decrease) in net assets from operations		4,465	(8,961)

Contract owner transactions:
Proceeds from units sold		57,959	14,357
Cost of units redeemed		(6,441)	(23,192)
Account charges		(82)	(35)
Increase (decrease)		51,436	(8,870)
Net increase (decrease)		55,901	(17,831)
Net assets, beginning		97,276	115,107
Net assets, ending		$153,177	$97,276

Units sold		60,254	15,365
Units redeemed		(6,754)	(24,768)
Net increase (decrease)		53,500	(9,403)
Units outstanding, beginning		103,187	112,590
Units outstanding, ending		156,687	103,187

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$191,894
Cost of units redeemed/account charges			(34,352)
Net investment income (loss)			3,862
Net realized gain (loss)			(1,998)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,229)
Net assets			$153,177
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	157	$153	1.25%	3.7%	12/31/2023	$0.99	0	$0	1.00%	4.0%	12/31/2023	$1.01	0	$0	0.75%	4.2%
12/31/2022	0.94	103	97	1.25%	-7.8%	12/31/2022	0.95	0	0	1.00%	-7.6%	12/31/2022	0.96	0	0	0.75%	-7.3%
12/31/2021	1.02	113	115	1.25%	-2.3%	12/31/2021	1.03	0	0	1.00%	-2.0%	12/31/2021	1.04	0	0	0.75%	-1.8%
12/31/2020	1.05	0	0	1.25%	0.3%	12/31/2020	1.05	0	0	1.00%	0.5%	12/31/2020	1.06	0	0	0.75%	0.8%
12/31/2019	1.04	4	5	1.25%	2.7%	12/31/2019	1.05	0	0	1.00%	3.0%	12/31/2019	1.05	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	4.5%	12/31/2023	$1.03	0	$0	0.25%	4.7%	12/31/2023	$1.05	0	$0	0.00%	5.0%
12/31/2022	0.98	0	0	0.50%	-7.1%	12/31/2022	0.99	0	0	0.25%	-6.9%	12/31/2022	1.00	0	0	0.00%	-6.6%
12/31/2021	1.05	0	0	0.50%	-1.5%	12/31/2021	1.06	0	0	0.25%	-1.3%	12/31/2021	1.07	0	0	0.00%	-1.0%
12/31/2020	1.07	0	0	0.50%	1.0%	12/31/2020	1.07	0	0	0.25%	1.3%	12/31/2020	1.08	0	0	0.00%	1.5%
12/31/2019	1.06	0	0	0.50%	3.5%	12/31/2019	1.06	0	0	0.25%	3.8%	12/31/2019	1.06	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	1.4%
2021	0.0%
2020	0.0%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Global Real Estate Securities Portfolio - 06-3CW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,038,180	$1,022,777	102,399
Receivables: investments sold	13,459
Payables: investments purchased	-
Net assets	$1,051,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,051,639	906,910	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$1,051,639	906,910

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28,659
Mortality & expense charges			(7,187)
Net investment income (loss)			21,472

Gain (loss) on investments:
Net realized gain (loss)			(33,669)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			87,504
Net gain (loss)			53,835

Increase (decrease) in net assets from operations			$75,307

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,472	$578
Net realized gain (loss)		(33,669)	10,400
Realized gain distributions		-	19,139
Net change in unrealized appreciation (depreciation)		87,504	(169,228)

Increase (decrease) in net assets from operations		75,307	(139,111)

Contract owner transactions:
Proceeds from units sold		725,643	175,643
Cost of units redeemed		(229,201)	(120,033)
Account charges		(1,287)	(987)
Increase (decrease)		495,155	54,623
Net increase (decrease)		570,462	(84,488)
Net assets, beginning		481,177	565,665
Net assets, ending		$1,051,639	$481,177

Units sold		675,016	152,402
Units redeemed		(216,526)	(100,515)
Net increase (decrease)		458,490	51,887
Units outstanding, beginning		448,420	396,533
Units outstanding, ending		906,910	448,420

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,786,287
Cost of units redeemed/account charges			(850,992)
Net investment income (loss)			75,294
Net realized gain (loss)			(4,485)
Realized gain distributions			30,132
Net change in unrealized appreciation (depreciation)			15,403
Net assets			$1,051,639
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	907	$1,052	1.25%	8.1%	12/31/2023	$1.18	0	$0	1.00%	8.3%	12/31/2023	$1.19	0	$0	0.75%	8.6%
12/31/2022	1.07	448	481	1.25%	-24.8%	12/31/2022	1.09	0	0	1.00%	-24.6%	12/31/2022	1.10	0	0	0.75%	-24.4%
12/31/2021	1.43	397	566	1.25%	29.3%	12/31/2021	1.44	0	0	1.00%	29.7%	12/31/2021	1.45	0	0	0.75%	30.0%
12/31/2020	1.10	455	502	1.25%	-7.9%	12/31/2020	1.11	0	0	1.00%	-7.6%	12/31/2020	1.12	0	0	0.75%	-7.4%
12/31/2019	1.20	374	447	1.25%	24.8%	12/31/2019	1.20	0	0	1.00%	25.1%	12/31/2019	1.21	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	8.9%	12/31/2023	$1.23	0	$0	0.25%	9.1%	12/31/2023	$1.24	0	$0	0.00%	9.4%
12/31/2022	1.11	0	0	0.50%	-24.2%	12/31/2022	1.12	0	0	0.25%	-24.0%	12/31/2022	1.14	0	0	0.00%	-23.8%
12/31/2021	1.46	0	0	0.50%	30.3%	12/31/2021	1.48	0	0	0.25%	30.6%	12/31/2021	1.49	0	0	0.00%	31.0%
12/31/2020	1.12	0	0	0.50%	-7.2%	12/31/2020	1.13	0	0	0.25%	-7.0%	12/31/2020	1.14	0	0	0.00%	-6.7%
12/31/2019	1.21	0	0	0.50%	25.8%	12/31/2019	1.22	0	0	0.25%	26.1%	12/31/2019	1.22	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	1.3%
2021	3.8%
2020	2.0%
2019	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Sustainability Core 1 Portfolio - 06-3C7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,380,094	$2,144,788	202,722
Receivables: investments sold	101,234
Payables: investments purchased	-
Net assets	$2,481,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,481,328	2,112,765	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$2,481,328	2,112,765

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$59,143
Mortality & expense charges			(26,102)
Net investment income (loss)			33,041

Gain (loss) on investments:
Net realized gain (loss)			6,421
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			285,427
Net gain (loss)			291,848

Increase (decrease) in net assets from operations			$324,889

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,041	$10,780
Net realized gain (loss)		6,421	(2,927)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		285,427	(107,414)

Increase (decrease) in net assets from operations		324,889	(99,561)

Contract owner transactions:
Proceeds from units sold		510,888	2,967,684
Cost of units redeemed		(173,804)	(1,369,987)
Account charges		(1,908)	(1,434)
Increase (decrease)		335,176	1,596,263
Net increase (decrease)		660,065	1,496,702
Net assets, beginning		1,821,263	324,561
Net assets, ending		$2,481,328	$1,821,263

Units sold		462,684	2,910,753
Units redeemed		(162,469)	(1,360,802)
Net increase (decrease)		300,215	1,549,951
Units outstanding, beginning		1,812,550	262,599
Units outstanding, ending		2,112,765	1,812,550

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,800,135
Cost of units redeemed/account charges			(1,607,564)
Net investment income (loss)			50,958
Net realized gain (loss)			2,493
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			235,306
Net assets			$2,481,328
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	2,113	$2,481	1.25%	16.9%	12/31/2023	$1.19	0	$0	1.00%	17.2%	12/31/2023	$1.21	0	$0	0.75%	17.5%
12/31/2022	1.00	1,813	1,821	1.25%	-18.7%	12/31/2022	1.02	0	0	1.00%	-18.5%	12/31/2022	1.03	0	0	0.75%	-18.3%
12/31/2021	1.24	263	325	1.25%	10.7%	12/31/2021	1.25	0	0	1.00%	11.0%	12/31/2021	1.26	0	0	0.75%	11.3%
12/31/2020	1.12	244	272	1.25%	10.2%	12/31/2020	1.12	0	0	1.00%	10.5%	12/31/2020	1.13	0	0	0.75%	10.8%
12/31/2019	1.01	224	227	1.25%	22.7%	12/31/2019	1.02	0	0	1.00%	23.0%	12/31/2019	1.02	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	17.8%	12/31/2023	$1.24	0	$0	0.25%	18.1%	12/31/2023	$1.26	0	$0	0.00%	18.3%
12/31/2022	1.04	0	0	0.50%	-18.1%	12/31/2022	1.05	0	0	0.25%	-17.9%	12/31/2022	1.06	0	0	0.00%	-17.7%
12/31/2021	1.27	0	0	0.50%	11.5%	12/31/2021	1.28	0	0	0.25%	11.8%	12/31/2021	1.29	0	0	0.00%	12.1%
12/31/2020	1.14	0	0	0.50%	11.1%	12/31/2020	1.15	0	0	0.25%	11.4%	12/31/2020	1.15	0	0	0.00%	11.6%
12/31/2019	1.02	0	0	0.50%	23.6%	12/31/2019	1.03	0	0	0.25%	23.9%	12/31/2019	1.03	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.1%
2021	2.8%
2020	1.5%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$788,304	$751,383	19,025
Receivables: investments sold	59,075
Payables: investments purchased	-
Net assets	$847,379

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$847,379	617,600	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$847,379	617,600

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,329
Mortality & expense charges			(4,720)
Net investment income (loss)			4,609

Gain (loss) on investments:
Net realized gain (loss)			38,497
Realized gain distributions			12,893
Net change in unrealized appreciation (depreciation)			17,401
Net gain (loss)			68,791

Increase (decrease) in net assets from operations			$73,400

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,609	$2,669
Net realized gain (loss)		38,497	21,517
Realized gain distributions		12,893	9,064
Net change in unrealized appreciation (depreciation)		17,401	(59,606)

Increase (decrease) in net assets from operations		73,400	(26,356)

Contract owner transactions:
Proceeds from units sold		827,067	54,872
Cost of units redeemed		(424,106)	(31,709)
Account charges		(1,082)	(135)
Increase (decrease)		401,879	23,028
Net increase (decrease)		475,279	(3,328)
Net assets, beginning		372,100	375,428
Net assets, ending		$847,379	$372,100

Units sold		642,070	44,069
Units redeemed		(323,029)	(25,822)
Net increase (decrease)		319,041	18,247
Units outstanding, beginning		298,559	280,312
Units outstanding, ending		617,600	298,559

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,945,899
Cost of units redeemed/account charges			(1,270,831)
Net investment income (loss)			12,351
Net realized gain (loss)			89,057
Realized gain distributions			33,982
Net change in unrealized appreciation (depreciation)			36,921
Net assets			$847,379
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	618	$847	1.25%	10.1%	12/31/2023	$1.39	0	$0	1.00%	10.4%	12/31/2023	$1.41	0	$0	0.75%	10.6%
12/31/2022	1.25	299	372	1.25%	-6.9%	12/31/2022	1.26	0	0	1.00%	-6.7%	12/31/2022	1.28	0	0	0.75%	-6.5%
12/31/2021	1.34	280	375	1.25%	26.5%	12/31/2021	1.35	0	0	1.00%	26.8%	12/31/2021	1.36	0	0	0.75%	27.1%
12/31/2020	1.06	397	420	1.25%	-1.8%	12/31/2020	1.07	0	0	1.00%	-1.6%	12/31/2020	1.07	0	0	0.75%	-1.4%
12/31/2019	1.08	279	301	1.25%	23.9%	12/31/2019	1.08	0	0	1.00%	24.2%	12/31/2019	1.09	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	10.9%	12/31/2023	$1.45	0	$0	0.25%	11.2%	12/31/2023	$1.47	0	$0	0.00%	11.5%
12/31/2022	1.29	0	0	0.50%	-6.2%	12/31/2022	1.31	0	0	0.25%	-6.0%	12/31/2022	1.32	0	0	0.00%	-5.8%
12/31/2021	1.38	0	0	0.50%	27.4%	12/31/2021	1.39	0	0	0.25%	27.8%	12/31/2021	1.40	0	0	0.00%	28.1%
12/31/2020	1.08	0	0	0.50%	-1.1%	12/31/2020	1.09	0	0	0.25%	-0.9%	12/31/2020	1.09	0	0	0.00%	-0.6%
12/31/2019	1.09	0	0	0.50%	24.8%	12/31/2019	1.10	0	0	0.25%	25.1%	12/31/2019	1.10	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.9%
2021	1.7%
2020	2.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Sustainability Core 1 Portfolio - 06-3C6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$364,324	$294,653	12,218
Receivables: investments sold	92,882
Payables: investments purchased	-
Net assets	$457,206

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$457,206	257,480	$1.78
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.90
Total	$457,206	257,480

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,859
Mortality & expense charges			(2,573)
Net investment income (loss)			286

Gain (loss) on investments:
Net realized gain (loss)			8,336
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			46,424
Net gain (loss)			54,760

Increase (decrease) in net assets from operations			$55,046

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$286	$100
Net realized gain (loss)		8,336	679
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		46,424	(38,035)

Increase (decrease) in net assets from operations		55,046	(37,256)

Contract owner transactions:
Proceeds from units sold		275,097	22,194
Cost of units redeemed		(47,719)	(1,046)
Account charges		(586)	(479)
Increase (decrease)		226,792	20,669
Net increase (decrease)		281,838	(16,587)
Net assets, beginning		175,368	191,955
Net assets, ending		$457,206	$175,368

Units sold		166,360	15,165
Units redeemed		(31,473)	(1,459)
Net increase (decrease)		134,887	13,706
Units outstanding, beginning		122,593	108,887
Units outstanding, ending		257,480	122,593

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$581,225
Cost of units redeemed/account charges			(210,743)
Net investment income (loss)			170
Net realized gain (loss)			14,320
Realized gain distributions			2,563
Net change in unrealized appreciation (depreciation)			69,671
Net assets			$457,206
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	257	$457	1.25%	24.1%	12/31/2023	$1.80	0	$0	1.00%	24.4%	12/31/2023	$1.83	0	$0	0.75%	24.8%
12/31/2022	1.43	123	175	1.25%	-18.9%	12/31/2022	1.45	0	0	1.00%	-18.7%	12/31/2022	1.46	0	0	0.75%	-18.4%
12/31/2021	1.76	109	192	1.25%	25.8%	12/31/2021	1.78	0	0	1.00%	26.1%	12/31/2021	1.80	0	0	0.75%	26.4%
12/31/2020	1.40	111	156	1.25%	19.7%	12/31/2020	1.41	0	0	1.00%	20.0%	12/31/2020	1.42	0	0	0.75%	20.3%
12/31/2019	1.17	34	40	1.25%	30.9%	12/31/2019	1.18	0	0	1.00%	31.2%	12/31/2019	1.18	0	0	0.75%	31.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	0.50%	25.1%	12/31/2023	$1.88	0	$0	0.25%	25.4%	12/31/2023	$1.90	0	$0	0.00%	25.7%
12/31/2022	1.48	0	0	0.50%	-18.2%	12/31/2022	1.50	0	0	0.25%	-18.0%	12/31/2022	1.52	0	0	0.00%	-17.8%
12/31/2021	1.81	0	0	0.50%	26.7%	12/31/2021	1.83	0	0	0.25%	27.0%	12/31/2021	1.84	0	0	0.00%	27.4%
12/31/2020	1.43	0	0	0.50%	20.6%	12/31/2020	1.44	0	0	0.25%	20.9%	12/31/2020	1.45	0	0	0.00%	21.2%
12/31/2019	1.19	0	0	0.50%	31.9%	12/31/2019	1.19	0	0	0.25%	32.2%	12/31/2019	1.19	0	0	0.00%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.2%
2021	1.1%
2020	1.2%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2010 Target Date Retirement Inc Fund Inst Cl - 06-3PK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	1.25%	6.6%	12/31/2023	$1.24	0	$0	1.00%	6.9%	12/31/2023	$1.26	0	$0	0.75%	7.2%
12/31/2022	1.15	0	0	1.25%	-12.7%	12/31/2022	1.16	0	0	1.00%	-12.5%	12/31/2022	1.18	0	0	0.75%	-12.3%
12/31/2021	1.32	0	0	1.25%	7.5%	12/31/2021	1.33	0	0	1.00%	7.7%	12/31/2021	1.34	0	0	0.75%	8.0%
12/31/2020	1.23	0	0	1.25%	10.7%	12/31/2020	1.24	0	0	1.00%	11.0%	12/31/2020	1.24	0	0	0.75%	11.3%
12/31/2019	1.11	0	0	1.25%	11.5%	12/31/2019	1.11	0	0	1.00%	11.8%	12/31/2019	1.12	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	7.4%	12/31/2023	$1.29	0	$0	0.25%	7.7%	12/31/2023	$1.31	0	$0	0.00%	8.0%
12/31/2022	1.19	0	0	0.50%	-12.1%	12/31/2022	1.20	0	0	0.25%	-11.9%	12/31/2022	1.21	0	0	0.00%	-11.6%
12/31/2021	1.35	0	0	0.50%	8.3%	12/31/2021	1.36	0	0	0.25%	8.6%	12/31/2021	1.37	0	0	0.00%	8.8%
12/31/2020	1.25	0	0	0.50%	11.5%	12/31/2020	1.25	0	0	0.25%	11.8%	12/31/2020	1.26	0	0	0.00%	12.1%
12/31/2019	1.12	0	0	0.50%	12.3%	12/31/2019	1.12	0	0	0.25%	12.6%	12/31/2019	1.12	0	0	0.00%	12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2015 Target Date Retirement Inc Fund Inst Cl - 06-3PM (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	1.25%	6.8%	12/31/2023	$1.25	0	$0	1.00%	7.1%	12/31/2023	$1.26	0	$0	0.75%	7.3%
12/31/2022	1.15	0	0	1.25%	-15.8%	12/31/2022	1.17	0	0	1.00%	-15.6%	12/31/2022	1.18	0	0	0.75%	-15.4%
12/31/2021	1.37	0	0	1.25%	8.3%	12/31/2021	1.38	0	0	1.00%	8.6%	12/31/2021	1.39	0	0	0.75%	8.9%
12/31/2020	1.27	0	0	1.25%	12.9%	12/31/2020	1.27	0	0	1.00%	13.2%	12/31/2020	1.28	0	0	0.75%	13.5%
12/31/2019	1.12	0	0	1.25%	12.7%	12/31/2019	1.12	0	0	1.00%	12.9%	12/31/2019	1.13	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	7.6%	12/31/2023	$1.30	0	$0	0.25%	7.9%	12/31/2023	$1.31	0	$0	0.00%	8.1%
12/31/2022	1.19	0	0	0.50%	-15.2%	12/31/2022	1.20	0	0	0.25%	-15.0%	12/31/2022	1.21	0	0	0.00%	-14.7%
12/31/2021	1.40	0	0	0.50%	9.1%	12/31/2021	1.41	0	0	0.25%	9.4%	12/31/2021	1.42	0	0	0.00%	9.7%
12/31/2020	1.29	0	0	0.50%	13.7%	12/31/2020	1.29	0	0	0.25%	14.0%	12/31/2020	1.30	0	0	0.00%	14.3%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.13	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2020 Target Date Retirement Inc Fund Inst Cl - 06-3PN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	1.25%	6.3%	12/31/2023	$1.24	0	$0	1.00%	6.6%	12/31/2023	$1.26	0	$0	0.75%	6.8%
12/31/2022	1.15	0	0	1.25%	-18.6%	12/31/2022	1.16	0	0	1.00%	-18.4%	12/31/2022	1.18	0	0	0.75%	-18.2%
12/31/2021	1.42	0	0	1.25%	8.7%	12/31/2021	1.43	0	0	1.00%	9.0%	12/31/2021	1.44	0	0	0.75%	9.3%
12/31/2020	1.30	0	0	1.25%	14.7%	12/31/2020	1.31	0	0	1.00%	15.0%	12/31/2020	1.32	0	0	0.75%	15.3%
12/31/2019	1.13	0	0	1.25%	14.2%	12/31/2019	1.14	0	0	1.00%	14.5%	12/31/2019	1.14	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	7.1%	12/31/2023	$1.29	0	$0	0.25%	7.4%	12/31/2023	$1.30	0	$0	0.00%	7.6%
12/31/2022	1.19	0	0	0.50%	-18.0%	12/31/2022	1.20	0	0	0.25%	-17.8%	12/31/2022	1.21	0	0	0.00%	-17.6%
12/31/2021	1.45	0	0	0.50%	9.5%	12/31/2021	1.46	0	0	0.25%	9.8%	12/31/2021	1.47	0	0	0.00%	10.1%
12/31/2020	1.32	0	0	0.50%	15.6%	12/31/2020	1.33	0	0	0.25%	15.9%	12/31/2020	1.34	0	0	0.00%	16.1%
12/31/2019	1.14	0	0	0.50%	15.0%	12/31/2019	1.15	0	0	0.25%	15.3%	12/31/2019	1.15	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2025 Target Date Retirement Inc Fund Inst Cl - 06-3PP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	1.25%	6.7%	12/31/2023	$1.26	0	$0	1.00%	7.0%	12/31/2023	$1.27	0	$0	0.75%	7.2%
12/31/2022	1.16	0	0	1.25%	-21.9%	12/31/2022	1.17	0	0	1.00%	-21.7%	12/31/2022	1.19	0	0	0.75%	-21.5%
12/31/2021	1.49	0	0	1.25%	10.6%	12/31/2021	1.50	0	0	1.00%	10.9%	12/31/2021	1.51	0	0	0.75%	11.2%
12/31/2020	1.35	0	0	1.25%	16.0%	12/31/2020	1.35	0	0	1.00%	16.3%	12/31/2020	1.36	0	0	0.75%	16.6%
12/31/2019	1.16	0	0	1.25%	17.5%	12/31/2019	1.16	0	0	1.00%	17.8%	12/31/2019	1.17	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	7.5%	12/31/2023	$1.30	0	$0	0.25%	7.8%	12/31/2023	$1.32	0	$0	0.00%	8.0%
12/31/2022	1.20	0	0	0.50%	-21.3%	12/31/2022	1.21	0	0	0.25%	-21.1%	12/31/2022	1.22	0	0	0.00%	-20.9%
12/31/2021	1.52	0	0	0.50%	11.5%	12/31/2021	1.53	0	0	0.25%	11.7%	12/31/2021	1.55	0	0	0.00%	12.0%
12/31/2020	1.37	0	0	0.50%	16.9%	12/31/2020	1.37	0	0	0.25%	17.2%	12/31/2020	1.38	0	0	0.00%	17.5%
12/31/2019	1.17	0	0	0.50%	18.4%	12/31/2019	1.17	0	0	0.25%	18.7%	12/31/2019	1.17	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2030 Target Date Retirement Inc Fund Inst Cl - 06-3PR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	1.25%	8.6%	12/31/2023	$1.30	0	$0	1.00%	8.9%	12/31/2023	$1.32	0	$0	0.75%	9.2%
12/31/2022	1.18	0	0	1.25%	-23.3%	12/31/2022	1.20	0	0	1.00%	-23.1%	12/31/2022	1.21	0	0	0.75%	-22.9%
12/31/2021	1.54	0	0	1.25%	12.6%	12/31/2021	1.55	0	0	1.00%	12.8%	12/31/2021	1.57	0	0	0.75%	13.1%
12/31/2020	1.37	0	0	1.25%	16.9%	12/31/2020	1.38	0	0	1.00%	17.2%	12/31/2020	1.38	0	0	0.75%	17.5%
12/31/2019	1.17	0	0	1.25%	19.5%	12/31/2019	1.18	0	0	1.00%	19.8%	12/31/2019	1.18	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	9.5%	12/31/2023	$1.35	0	$0	0.25%	9.7%	12/31/2023	$1.37	0	$0	0.00%	10.0%
12/31/2022	1.22	0	0	0.50%	-22.7%	12/31/2022	1.23	0	0	0.25%	-22.5%	12/31/2022	1.25	0	0	0.00%	-22.3%
12/31/2021	1.58	0	0	0.50%	13.4%	12/31/2021	1.59	0	0	0.25%	13.7%	12/31/2021	1.60	0	0	0.00%	14.0%
12/31/2020	1.39	0	0	0.50%	17.7%	12/31/2020	1.40	0	0	0.25%	18.0%	12/31/2020	1.41	0	0	0.00%	18.3%
12/31/2019	1.18	0	0	0.50%	20.4%	12/31/2019	1.19	0	0	0.25%	20.7%	12/31/2019	1.19	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2035 Target Date Retirement Inc Fund Inst Cl - 06-3PT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	1.25%	11.5%	12/31/2023	$1.36	0	$0	1.00%	11.8%	12/31/2023	$1.37	0	$0	0.75%	12.1%
12/31/2022	1.20	0	0	1.25%	-21.9%	12/31/2022	1.21	0	0	1.00%	-21.7%	12/31/2022	1.22	0	0	0.75%	-21.5%
12/31/2021	1.54	0	0	1.25%	14.4%	12/31/2021	1.55	0	0	1.00%	14.7%	12/31/2021	1.56	0	0	0.75%	15.0%
12/31/2020	1.34	0	0	1.25%	15.0%	12/31/2020	1.35	0	0	1.00%	15.3%	12/31/2020	1.36	0	0	0.75%	15.6%
12/31/2019	1.17	0	0	1.25%	20.3%	12/31/2019	1.17	0	0	1.00%	20.6%	12/31/2019	1.17	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	12.3%	12/31/2023	$1.41	0	$0	0.25%	12.6%	12/31/2023	$1.43	0	$0	0.00%	12.9%
12/31/2022	1.24	0	0	0.50%	-21.3%	12/31/2022	1.25	0	0	0.25%	-21.1%	12/31/2022	1.26	0	0	0.00%	-20.9%
12/31/2021	1.57	0	0	0.50%	15.2%	12/31/2021	1.58	0	0	0.25%	15.5%	12/31/2021	1.60	0	0	0.00%	15.8%
12/31/2020	1.36	0	0	0.50%	15.8%	12/31/2020	1.37	0	0	0.25%	16.1%	12/31/2020	1.38	0	0	0.00%	16.4%
12/31/2019	1.18	0	0	0.50%	21.2%	12/31/2019	1.18	0	0	0.25%	21.5%	12/31/2019	1.18	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2040 Target Date Retirement Inc Fund Inst Cl - 06-3PV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	1.25%	14.6%	12/31/2023	$1.44	0	$0	1.00%	14.9%	12/31/2023	$1.46	0	$0	0.75%	15.2%
12/31/2022	1.24	0	0	1.25%	-17.2%	12/31/2022	1.25	0	0	1.00%	-17.0%	12/31/2022	1.26	0	0	0.75%	-16.8%
12/31/2021	1.50	0	0	1.25%	15.6%	12/31/2021	1.51	0	0	1.00%	15.9%	12/31/2021	1.52	0	0	0.75%	16.2%
12/31/2020	1.30	0	0	1.25%	11.3%	12/31/2020	1.30	0	0	1.00%	11.6%	12/31/2020	1.31	0	0	0.75%	11.9%
12/31/2019	1.16	0	0	1.25%	20.6%	12/31/2019	1.17	0	0	1.00%	20.9%	12/31/2019	1.17	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	15.4%	12/31/2023	$1.49	0	$0	0.25%	15.7%	12/31/2023	$1.51	0	$0	0.00%	16.0%
12/31/2022	1.28	0	0	0.50%	-16.6%	12/31/2022	1.29	0	0	0.25%	-16.4%	12/31/2022	1.30	0	0	0.00%	-16.2%
12/31/2021	1.53	0	0	0.50%	16.4%	12/31/2021	1.54	0	0	0.25%	16.7%	12/31/2021	1.56	0	0	0.00%	17.0%
12/31/2020	1.32	0	0	0.50%	12.2%	12/31/2020	1.32	0	0	0.25%	12.4%	12/31/2020	1.33	0	0	0.00%	12.7%
12/31/2019	1.17	0	0	0.50%	21.5%	12/31/2019	1.18	0	0	0.25%	21.8%	12/31/2019	1.18	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2045 Target Date Retirement Inc Fund Inst Cl - 06-3PW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	1.25%	17.7%	12/31/2023	$1.58	0	$0	1.00%	18.0%	12/31/2023	$1.60	0	$0	0.75%	18.3%
12/31/2022	1.33	0	0	1.25%	-15.2%	12/31/2022	1.34	0	0	1.00%	-15.0%	12/31/2022	1.36	0	0	0.75%	-14.8%
12/31/2021	1.57	0	0	1.25%	17.9%	12/31/2021	1.58	0	0	1.00%	18.1%	12/31/2021	1.59	0	0	0.75%	18.4%
12/31/2020	1.33	0	0	1.25%	11.9%	12/31/2020	1.34	0	0	1.00%	12.2%	12/31/2020	1.34	0	0	0.75%	12.5%
12/31/2019	1.19	0	0	1.25%	23.9%	12/31/2019	1.19	0	0	1.00%	24.2%	12/31/2019	1.19	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	18.6%	12/31/2023	$1.64	0	$0	0.25%	18.9%	12/31/2023	$1.67	0	$0	0.00%	19.2%
12/31/2022	1.37	0	0	0.50%	-14.6%	12/31/2022	1.38	0	0	0.25%	-14.3%	12/31/2022	1.40	0	0	0.00%	-14.1%
12/31/2021	1.60	0	0	0.50%	18.7%	12/31/2021	1.61	0	0	0.25%	19.0%	12/31/2021	1.63	0	0	0.00%	19.3%
12/31/2020	1.35	0	0	0.50%	12.8%	12/31/2020	1.36	0	0	0.25%	13.1%	12/31/2020	1.36	0	0	0.00%	13.3%
12/31/2019	1.20	0	0	0.50%	24.8%	12/31/2019	1.20	0	0	0.25%	25.1%	12/31/2019	1.20	0	0	0.00%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2050 Target Date Retirement Inc Fund Inst Cl - 06-3PX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.60
Band 100	-	-	1.62
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	0	$0	1.25%	19.8%	12/31/2023	$1.62	0	$0	1.00%	20.1%	12/31/2023	$1.64	0	$0	0.75%	20.4%
12/31/2022	1.34	0	0	1.25%	-16.3%	12/31/2022	1.35	0	0	1.00%	-16.1%	12/31/2022	1.37	0	0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.4%	12/31/2021	1.61	0	0	1.00%	19.7%	12/31/2021	1.62	0	0	0.75%	20.0%
12/31/2020	1.34	0	0	1.25%	12.6%	12/31/2020	1.35	0	0	1.00%	12.9%	12/31/2020	1.35	0	0	0.75%	13.2%
12/31/2019	1.19	0	0	1.25%	24.0%	12/31/2019	1.19	0	0	1.00%	24.3%	12/31/2019	1.20	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	20.7%	12/31/2023	$1.69	0	$0	0.25%	21.0%	12/31/2023	$1.71	0	$0	0.00%	21.3%
12/31/2022	1.38	0	0	0.50%	-15.7%	12/31/2022	1.39	0	0	0.25%	-15.4%	12/31/2022	1.41	0	0	0.00%	-15.2%
12/31/2021	1.64	0	0	0.50%	20.3%	12/31/2021	1.65	0	0	0.25%	20.6%	12/31/2021	1.66	0	0	0.00%	20.9%
12/31/2020	1.36	0	0	0.50%	13.5%	12/31/2020	1.37	0	0	0.25%	13.8%	12/31/2020	1.37	0	0	0.00%	14.1%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.20	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2055 Target Date Retirement Inc Fund Inst Cl - 06-3PY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.60
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	0	$0	1.25%	19.7%	12/31/2023	$1.62	0	$0	1.00%	20.0%	12/31/2023	$1.65	0	$0	0.75%	20.3%
12/31/2022	1.34	0	0	1.25%	-16.4%	12/31/2022	1.35	0	0	1.00%	-16.1%	12/31/2022	1.37	0	0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.5%	12/31/2021	1.61	0	0	1.00%	19.8%	12/31/2021	1.63	0	0	0.75%	20.1%
12/31/2020	1.34	0	0	1.25%	12.8%	12/31/2020	1.35	0	0	1.00%	13.0%	12/31/2020	1.35	0	0	0.75%	13.3%
12/31/2019	1.19	0	0	1.25%	24.1%	12/31/2019	1.19	0	0	1.00%	24.4%	12/31/2019	1.20	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	20.6%	12/31/2023	$1.69	0	$0	0.25%	20.9%	12/31/2023	$1.71	0	$0	0.00%	21.2%
12/31/2022	1.38	0	0	0.50%	-15.7%	12/31/2022	1.40	0	0	0.25%	-15.5%	12/31/2022	1.41	0	0	0.00%	-15.3%
12/31/2021	1.64	0	0	0.50%	20.4%	12/31/2021	1.65	0	0	0.25%	20.7%	12/31/2021	1.66	0	0	0.00%	21.0%
12/31/2020	1.36	0	0	0.50%	13.6%	12/31/2020	1.37	0	0	0.25%	13.9%	12/31/2020	1.38	0	0	0.00%	14.2%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.20	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional 2060 Target Date Retirement Inc Fund Inst Cl - 06-3R3 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	0	$0	1.25%	19.8%	12/31/2023	$1.63	0	$0	1.00%	20.1%	12/31/2023	$1.65	0	$0	0.75%	20.4%
12/31/2022	1.34	0	0	1.25%	-16.3%	12/31/2022	1.35	0	0	1.00%	-16.1%	12/31/2022	1.37	0	0	0.75%	-15.9%
12/31/2021	1.60	0	0	1.25%	19.4%	12/31/2021	1.61	0	0	1.00%	19.7%	12/31/2021	1.62	0	0	0.75%	20.0%
12/31/2020	1.34	0	0	1.25%	12.7%	12/31/2020	1.35	0	0	1.00%	12.9%	12/31/2020	1.35	0	0	0.75%	13.2%
12/31/2019	1.19	0	0	1.25%	24.1%	12/31/2019	1.19	0	0	1.00%	24.4%	12/31/2019	1.20	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	20.7%	12/31/2023	$1.69	0	$0	0.25%	21.0%	12/31/2023	$1.71	0	$0	0.00%	21.3%
12/31/2022	1.38	0	0	0.50%	-15.7%	12/31/2022	1.39	0	0	0.25%	-15.5%	12/31/2022	1.41	0	0	0.00%	-15.3%
12/31/2021	1.64	0	0	0.50%	20.3%	12/31/2021	1.65	0	0	0.25%	20.6%	12/31/2021	1.66	0	0	0.00%	20.9%
12/31/2020	1.36	0	0	0.50%	13.5%	12/31/2020	1.37	0	0	0.25%	13.8%	12/31/2020	1.38	0	0	0.00%	14.1%
12/31/2019	1.20	0	0	0.50%	25.0%	12/31/2019	1.20	0	0	0.25%	25.3%	12/31/2019	1.21	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Dimensional Retirement Income Fund Institutional Class - 06-3R4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	1.25%	6.4%	12/31/2023	$1.19	0	$0	1.00%	6.7%	12/31/2023	$1.20	0	$0	0.75%	6.9%
12/31/2022	1.10	0	0	1.25%	-10.5%	12/31/2022	1.11	0	0	1.00%	-10.2%	12/31/2022	1.12	0	0	0.75%	-10.0%
12/31/2021	1.23	0	0	1.25%	5.5%	12/31/2021	1.24	0	0	1.00%	5.8%	12/31/2021	1.25	0	0	0.75%	6.0%
12/31/2020	1.17	0	0	1.25%	8.0%	12/31/2020	1.17	0	0	1.00%	8.2%	12/31/2020	1.18	0	0	0.75%	8.5%
12/31/2019	1.08	0	0	1.25%	8.6%	12/31/2019	1.08	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	7.2%	12/31/2023	$1.23	0	$0	0.25%	7.5%	12/31/2023	$1.25	0	$0	0.00%	7.8%
12/31/2022	1.14	0	0	0.50%	-9.8%	12/31/2022	1.15	0	0	0.25%	-9.6%	12/31/2022	1.16	0	0	0.00%	-9.3%
12/31/2021	1.26	0	0	0.50%	6.3%	12/31/2021	1.27	0	0	0.25%	6.6%	12/31/2021	1.28	0	0	0.00%	6.8%
12/31/2020	1.19	0	0	0.50%	8.8%	12/31/2020	1.19	0	0	0.25%	9.1%	12/31/2020	1.20	0	0	0.00%	9.3%
12/31/2019	1.09	0	0	0.50%	9.4%	12/31/2019	1.09	0	0	0.25%	9.7%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,962	$1,799	79
Receivables: investments sold	121
Payables: investments purchased	-
Net assets	$2,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,083	1,371	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$2,083	1,371

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8
Mortality & expense charges			(6)
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			26
Net change in unrealized appreciation (depreciation)			163
Net gain (loss)			189

Increase (decrease) in net assets from operations			$191

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$-
Net realized gain (loss)		-	-
Realized gain distributions		26	-
Net change in unrealized appreciation (depreciation)		163	-

Increase (decrease) in net assets from operations		191	-

Contract owner transactions:
Proceeds from units sold		1,896	-
Cost of units redeemed		-	-
Account charges		(4)	-
Increase (decrease)		1,892	-
Net increase (decrease)		2,083	-
Net assets, beginning		-	-
Net assets, ending		$2,083	$-

Units sold		1,374	-
Units redeemed		(3)	-
Net increase (decrease)		1,371	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,371	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,896
Cost of units redeemed/account charges			(4)
Net investment income (loss)			2
Net realized gain (loss)			-
Realized gain distributions			26
Net change in unrealized appreciation (depreciation)			163
Net assets			$2,083
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	1	$2	1.25%	16.4%	12/31/2023	$1.54	0	$0	1.00%	16.7%	12/31/2023	$1.55	0	$0	0.75%	17.0%
12/31/2022	1.31	0	0	1.25%	-13.5%	12/31/2022	1.32	0	0	1.00%	-13.3%	12/31/2022	1.33	0	0	0.75%	-13.1%
12/31/2021	1.51	0	0	1.25%	31.8%	12/31/2021	1.52	0	0	1.00%	32.2%	12/31/2021	1.53	0	0	0.75%	32.5%
12/31/2020	1.14	0	0	1.25%	5.3%	12/31/2020	1.15	0	0	1.00%	5.5%	12/31/2020	1.15	0	0	0.75%	5.8%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	0	$0	0.50%	17.3%	12/31/2023	$1.59	0	$0	0.25%	17.6%	12/31/2023	$1.61	0	$0	0.00%	17.9%
12/31/2022	1.34	0	0	0.50%	-12.9%	12/31/2022	1.35	0	0	0.25%	-12.7%	12/31/2022	1.36	0	0	0.00%	-12.5%
12/31/2021	1.54	0	0	0.50%	32.8%	12/31/2021	1.55	0	0	0.25%	33.2%	12/31/2021	1.56	0	0	0.00%	33.5%
12/31/2020	1.16	0	0	0.50%	6.1%	12/31/2020	1.16	0	0	0.25%	6.3%	12/31/2020	1.17	0	0	0.00%	6.6%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Interm Gov Fixed Inc Institutional Class - 06-4FV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,091	$5,763	460
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$5,087

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,087	5,571	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$5,087	5,571

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$116
Mortality & expense charges			(61)
Net investment income (loss)			55

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			109
Net gain (loss)			98

Increase (decrease) in net assets from operations			$153

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$55	$21
Net realized gain (loss)		(11)	(8)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		109	(697)

Increase (decrease) in net assets from operations		153	(684)

Contract owner transactions:
Proceeds from units sold		397	883
Cost of units redeemed		-	-
Account charges		(24)	(22)
Increase (decrease)		373	861
Net increase (decrease)		526	177
Net assets, beginning		4,561	4,384
Net assets, ending		$5,087	$4,561

Units sold		439	929
Units redeemed		(27)	(24)
Net increase (decrease)		412	905
Units outstanding, beginning		5,159	4,254
Units outstanding, ending		5,571	5,159

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$24,089
Cost of units redeemed/account charges			(18,215)
Net investment income (loss)			127
Net realized gain (loss)			(493)
Realized gain distributions			251
Net change in unrealized appreciation (depreciation)			(672)
Net assets			$5,087
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	6	$5	1.25%	3.3%	12/31/2023	$0.92	0	$0	1.00%	3.5%	12/31/2023	$0.93	0	$0	0.75%	3.8%
12/31/2022	0.88	5	5	1.25%	-14.2%	12/31/2022	0.89	0	0	1.00%	-14.0%	12/31/2022	0.90	0	0	0.75%	-13.8%
12/31/2021	1.03	4	4	1.25%	-4.4%	12/31/2021	1.04	0	0	1.00%	-4.1%	12/31/2021	1.04	0	0	0.75%	-3.9%
12/31/2020	1.08	3	3	1.25%	7.7%	12/31/2020	1.08	0	0	1.00%	8.0%	12/31/2020	1.08	0	0	0.75%	8.3%
12/31/2019	1.00	0	0	1.25%	0.0%	12/31/2019	1.00	0	0	1.00%	0.0%	12/31/2019	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	0.50%	4.1%	12/31/2023	$0.95	0	$0	0.25%	4.3%	12/31/2023	$0.96	0	$0	0.00%	4.6%
12/31/2022	0.90	0	0	0.50%	-13.6%	12/31/2022	0.91	0	0	0.25%	-13.3%	12/31/2022	0.92	0	0	0.00%	-13.1%
12/31/2021	1.05	0	0	0.50%	-3.6%	12/31/2021	1.05	0	0	0.25%	-3.4%	12/31/2021	1.06	0	0	0.00%	-3.1%
12/31/2020	1.09	0	0	0.50%	8.6%	12/31/2020	1.09	0	0	0.25%	8.8%	12/31/2020	1.09	0	0	0.00%	9.1%
12/31/2019	1.00	0	0	0.50%	0.0%	12/31/2019	1.00	0	0	0.25%	0.0%	12/31/2019	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.7%
2021	5.5%
2020	0.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Interm-Term Extnd Qlty I Inst Class - 06-4NH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.90
Band 100	-	-	0.90
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.93
Band 0	-	-	0.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.90	0	$0	1.25%	8.2%	12/31/2023	$0.90	0	$0	1.00%	8.5%	12/31/2023	$0.91	0	$0	0.75%	8.8%
12/31/2022	0.83	0	0	1.25%	-17.3%	12/31/2022	0.83	0	0	1.00%	-17.1%	12/31/2022	0.84	0	0	0.75%	-16.9%
12/31/2021	1.00	0	0	1.25%	-3.3%	12/31/2021	1.01	0	0	1.00%	-3.0%	12/31/2021	1.01	0	0	0.75%	-2.8%
12/31/2020	1.04	0	0	1.25%	3.5%	12/31/2020	1.04	0	0	1.00%	3.7%	12/31/2020	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	0	$0	0.50%	9.1%	12/31/2023	$0.93	0	$0	0.25%	9.3%	12/31/2023	$0.94	0	$0	0.00%	9.6%
12/31/2022	0.84	0	0	0.50%	-16.7%	12/31/2022	0.85	0	0	0.25%	-16.5%	12/31/2022	0.85	0	0	0.00%	-16.3%
12/31/2021	1.01	0	0	0.50%	-2.5%	12/31/2021	1.02	0	0	0.25%	-2.3%	12/31/2021	1.02	0	0	0.00%	-2.1%
12/31/2020	1.04	0	0	0.50%	3.9%	12/31/2020	1.04	0	0	0.25%	4.1%	12/31/2020	1.04	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Short-Term Ext Quality I Inst Class - 06-4NG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	1.25%	4.1%	12/31/2023	$0.97	0	$0	1.00%	4.4%	12/31/2023	$0.98	0	$0	0.75%	4.6%
12/31/2022	0.92	0	0	1.25%	-6.4%	12/31/2022	0.93	0	0	1.00%	-6.1%	12/31/2022	0.93	0	0	0.75%	-5.9%
12/31/2021	0.99	0	0	1.25%	-1.8%	12/31/2021	0.99	0	0	1.00%	-1.6%	12/31/2021	0.99	0	0	0.75%	-1.4%
12/31/2020	1.00	0	0	1.25%	0.4%	12/31/2020	1.01	0	0	1.00%	0.6%	12/31/2020	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	4.9%	12/31/2023	$1.00	0	$0	0.25%	5.2%	12/31/2023	$1.00	0	$0	0.00%	5.4%
12/31/2022	0.94	0	0	0.50%	-5.7%	12/31/2022	0.95	0	0	0.25%	-5.4%	12/31/2022	0.95	0	0	0.00%	-5.2%
12/31/2021	1.00	0	0	0.50%	-1.1%	12/31/2021	1.00	0	0	0.25%	-0.9%	12/31/2021	1.00	0	0	0.00%	-0.6%
12/31/2020	1.01	0	0	0.50%	0.8%	12/31/2020	1.01	0	0	0.25%	1.0%	12/31/2020	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Core Equity 1I Inst Class - 06-4NF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$302,314	$290,935	10,272
Receivables: investments sold	68,105
Payables: investments purchased	-
Net assets	$370,419

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$370,419	228,344	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.68
Band 0	-	-	1.69
Total	$370,419	228,344

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,319
Mortality & expense charges			(2,394)
Net investment income (loss)			925

Gain (loss) on investments:
Net realized gain (loss)			(766)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,817
Net gain (loss)			36,051

Increase (decrease) in net assets from operations			$36,976

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$925	$60
Net realized gain (loss)		(766)	(8,997)
Realized gain distributions		-	3,063
Net change in unrealized appreciation (depreciation)		36,817	(30,383)

Increase (decrease) in net assets from operations		36,976	(36,257)

Contract owner transactions:
Proceeds from units sold		221,578	119,076
Cost of units redeemed		(13,300)	(101,348)
Account charges		(390)	(11)
Increase (decrease)		207,888	17,717
Net increase (decrease)		244,864	(18,540)
Net assets, beginning		125,555	144,095
Net assets, ending		$370,419	$125,555

Units sold		143,181	75,473
Units redeemed		(8,826)	(72,021)
Net increase (decrease)		134,355	3,452
Units outstanding, beginning		93,989	90,537
Units outstanding, ending		228,344	93,989

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$516,919
Cost of units redeemed/account charges			(156,347)
Net investment income (loss)			1,120
Net realized gain (loss)			(9,352)
Realized gain distributions			6,700
Net change in unrealized appreciation (depreciation)			11,379
Net assets			$370,419
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	228	$370	1.25%	21.4%	12/31/2023	$1.64	0	$0	1.00%	21.7%	12/31/2023	$1.65	0	$0	0.75%	22.0%
12/31/2022	1.34	94	126	1.25%	-16.1%	12/31/2022	1.34	0	0	1.00%	-15.9%	12/31/2022	1.35	0	0	0.75%	-15.6%
12/31/2021	1.59	91	144	1.25%	26.0%	12/31/2021	1.60	0	0	1.00%	26.3%	12/31/2021	1.60	0	0	0.75%	26.6%
12/31/2020	1.26	0	0	1.25%	26.4%	12/31/2020	1.27	0	0	1.00%	26.5%	12/31/2020	1.27	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	22.3%	12/31/2023	$1.68	0	$0	0.25%	22.7%	12/31/2023	$1.69	0	$0	0.00%	23.0%
12/31/2022	1.36	0	0	0.50%	-15.4%	12/31/2022	1.37	0	0	0.25%	-15.2%	12/31/2022	1.38	0	0	0.00%	-15.0%
12/31/2021	1.61	0	0	0.50%	26.9%	12/31/2021	1.62	0	0	0.25%	27.2%	12/31/2021	1.62	0	0	0.00%	27.5%
12/31/2020	1.27	0	0	0.50%	26.8%	12/31/2020	1.27	0	0	0.25%	27.0%	12/31/2020	1.27	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.4%
2021	1.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA US Small Cap Value I Inst Class - 06-4NC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$415,431	$371,713	9,204
Receivables: investments sold	-
Payables: investments purchased	(1,769)
Net assets	$413,662

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$413,662	191,529	$2.16
Band 100	-	-	2.18
Band 75	-	-	2.20
Band 50	-	-	2.22
Band 25	-	-	2.24
Band 0	-	-	2.26
Total	$413,662	191,529

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,687
Mortality & expense charges			(3,077)
Net investment income (loss)			1,610

Gain (loss) on investments:
Net realized gain (loss)			(3,760)
Realized gain distributions			8,077
Net change in unrealized appreciation (depreciation)			42,862
Net gain (loss)			47,179

Increase (decrease) in net assets from operations			$48,789

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,610	$173
Net realized gain (loss)		(3,760)	(7,530)
Realized gain distributions		8,077	3,377
Net change in unrealized appreciation (depreciation)		42,862	1,341

Increase (decrease) in net assets from operations		48,789	(2,639)

Contract owner transactions:
Proceeds from units sold		454,458	133,696
Cost of units redeemed		(155,093)	(71,302)
Account charges		(398)	(2)
Increase (decrease)		298,967	62,392
Net increase (decrease)		347,756	59,753
Net assets, beginning		65,906	6,153
Net assets, ending		$413,662	$65,906

Units sold		271,552	73,124
Units redeemed		(115,859)	(40,476)
Net increase (decrease)		155,693	32,648
Units outstanding, beginning		35,836	3,188
Units outstanding, ending		191,529	35,836

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$603,234
Cost of units redeemed/account charges			(235,948)
Net investment income (loss)			1,802
Net realized gain (loss)			(11,089)
Realized gain distributions			11,945
Net change in unrealized appreciation (depreciation)			43,718
Net assets			$413,662
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.16	192	$414	1.25%	17.4%	12/31/2023	$2.18	0	$0	1.00%	17.7%	12/31/2023	$2.20	0	$0	0.75%	18.0%
12/31/2022	1.84	36	66	1.25%	-4.7%	12/31/2022	1.85	0	0	1.00%	-4.5%	12/31/2022	1.86	0	0	0.75%	-4.2%
12/31/2021	1.93	3	6	1.25%	38.1%	12/31/2021	1.94	0	0	1.00%	38.4%	12/31/2021	1.94	0	0	0.75%	38.8%
12/31/2020	1.40	0	0	1.25%	39.8%	12/31/2020	1.40	0	0	1.00%	39.9%	12/31/2020	1.40	0	0	0.75%	40.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.22	0	$0	0.50%	18.3%	12/31/2023	$2.24	0	$0	0.25%	18.6%	12/31/2023	$2.26	0	$0	0.00%	18.9%
12/31/2022	1.87	0	0	0.50%	-4.0%	12/31/2022	1.89	0	0	0.25%	-3.8%	12/31/2022	1.90	0	0	0.00%	-3.5%
12/31/2021	1.95	0	0	0.50%	39.1%	12/31/2021	1.96	0	0	0.25%	39.5%	12/31/2021	1.97	0	0	0.00%	39.8%
12/31/2020	1.40	0	0	0.50%	40.3%	12/31/2020	1.40	0	0	0.25%	40.5%	12/31/2020	1.41	0	0	0.00%	40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	2.5%
2021	1.3%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Large Cap International Inst Class - 06-6HT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,156	$27,476	1,104
Receivables: investments sold	-
Payables: investments purchased	(49)
Net assets	$29,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,107	25,080	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.18
Total	$29,107	25,080

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$455
Mortality & expense charges			(101)
Net investment income (loss)			354

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,680
Net gain (loss)			1,669

Increase (decrease) in net assets from operations			$2,023

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$354	$-
Net realized gain (loss)		(11)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,680	-

Increase (decrease) in net assets from operations		2,023	-

Contract owner transactions:
Proceeds from units sold		50,195	-
Cost of units redeemed		(23,111)	-
Account charges		-	-
Increase (decrease)		27,084	-
Net increase (decrease)		29,107	-
Net assets, beginning		-	-
Net assets, ending		$29,107	$-

Units sold		46,553	-
Units redeemed		(21,473)	-
Net increase (decrease)		25,080	-
Units outstanding, beginning		-	-
Units outstanding, ending		25,080	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$50,195
Cost of units redeemed/account charges			(23,111)
Net investment income (loss)			354
Net realized gain (loss)			(11)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,680
Net assets			$29,107
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	25	$29	1.25%	16.4%	12/31/2023	$1.16	0	$0	1.00%	16.7%	12/31/2023	$1.17	0	$0	0.75%	17.0%
12/31/2022	1.00	0	0	1.25%	-0.3%	12/31/2022	1.00	0	0	1.00%	-0.2%	12/31/2022	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	17.3%	12/31/2023	$1.18	0	$0	0.25%	17.6%	12/31/2023	$1.18	0	$0	0.00%	17.9%
12/31/2022	1.00	0	0	0.50%	0.0%	12/31/2022	1.00	0	0	0.25%	0.1%	12/31/2022	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA Emerging Markets Value Inst Class - 06-6MG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,238	$76,380	2,761
Receivables: investments sold	36
Payables: investments purchased	-
Net assets	$81,274

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,274	73,206	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$81,274	73,206

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,235
Mortality & expense charges			(547)
Net investment income (loss)			2,688

Gain (loss) on investments:
Net realized gain (loss)			13
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,858
Net gain (loss)			4,871

Increase (decrease) in net assets from operations			$7,559

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,688	$-
Net realized gain (loss)		13	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,858	-

Increase (decrease) in net assets from operations		7,559	-

Contract owner transactions:
Proceeds from units sold		73,715	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		73,715	-
Net increase (decrease)		81,274	-
Net assets, beginning		-	-
Net assets, ending		$81,274	$-

Units sold		73,206	-
Units redeemed		-	-
Net increase (decrease)		73,206	-
Units outstanding, beginning		-	-
Units outstanding, ending		73,206	-

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$73,715
Cost of units redeemed/account charges			-
Net investment income (loss)			2,688
Net realized gain (loss)			13
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,858
Net assets			$81,274
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	73	$81	1.25%	11.0%	12/31/2023	$1.11	0	$0	1.00%	11.3%	12/31/2023	$1.11	0	$0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	11.7%	12/31/2023	$1.12	0	$0	0.25%	12.0%	12/31/2023	$1.12	0	$0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	8.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust DFA International Value Inst Class - 06-6MH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,034	$91,826	4,799
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$96,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$96,043	88,519	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$96,043	88,519

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,381
Mortality & expense charges			(704)
Net investment income (loss)			3,677

Gain (loss) on investments:
Net realized gain (loss)			169
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,208
Net gain (loss)			4,377

Increase (decrease) in net assets from operations			$8,054

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,677	$-
Net realized gain (loss)		169	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,208	-

Increase (decrease) in net assets from operations		8,054	-

Contract owner transactions:
Proceeds from units sold		105,603	-
Cost of units redeemed		(17,613)	-
Account charges		(1)	-
Increase (decrease)		87,989	-
Net increase (decrease)		96,043	-
Net assets, beginning		-	-
Net assets, ending		$96,043	$-

Units sold		105,475	-
Units redeemed		(16,956)	-
Net increase (decrease)		88,519	-
Units outstanding, beginning		-	-
Units outstanding, ending		88,519	-

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$105,603
Cost of units redeemed/account charges			(17,614)
Net investment income (loss)			3,677
Net realized gain (loss)			169
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,208
Net assets			$96,043
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	89	$96	1.25%	8.5%	12/31/2023	$1.09	0	$0	1.00%	8.7%	12/31/2023	$1.09	0	$0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	9.2%	12/31/2023	$1.09	0	$0	0.25%	9.4%	12/31/2023	$1.10	0	$0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	9.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Sustainable U.S. Equity Fund Y Class - 06-3WY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.75
Band 0	-	-	1.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	1.25%	22.5%	12/31/2023	$1.69	0	$0	1.00%	22.8%	12/31/2023	$1.71	0	$0	0.75%	23.1%
12/31/2022	1.37	0	0	1.25%	-23.8%	12/31/2022	1.38	0	0	1.00%	-23.6%	12/31/2022	1.39	0	0	0.75%	-23.4%
12/31/2021	1.79	0	0	1.25%	25.2%	12/31/2021	1.80	0	0	1.00%	25.5%	12/31/2021	1.82	0	0	0.75%	25.8%
12/31/2020	1.43	0	0	1.25%	22.7%	12/31/2020	1.44	0	0	1.00%	23.0%	12/31/2020	1.44	0	0	0.75%	23.3%
12/31/2019	1.17	0	0	1.25%	16.7%	12/31/2019	1.17	0	0	1.00%	16.9%	12/31/2019	1.17	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	23.4%	12/31/2023	$1.75	0	$0	0.25%	23.7%	12/31/2023	$1.77	0	$0	0.00%	24.0%
12/31/2022	1.40	0	0	0.50%	-23.2%	12/31/2022	1.42	0	0	0.25%	-23.1%	12/31/2022	1.43	0	0	0.00%	-22.9%
12/31/2021	1.83	0	0	0.50%	26.1%	12/31/2021	1.84	0	0	0.25%	26.4%	12/31/2021	1.85	0	0	0.00%	26.7%
12/31/2020	1.45	0	0	0.50%	23.6%	12/31/2020	1.46	0	0	0.25%	23.9%	12/31/2020	1.46	0	0	0.00%	24.2%
12/31/2019	1.17	0	0	0.50%	17.3%	12/31/2019	1.17	0	0	0.25%	17.4%	12/31/2019	1.18	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Bond Market Index I Class - 06-47M

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,251	$46,068	5,738
Receivables: investments sold	4,966
Payables: investments purchased	-
Net assets	$52,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,217	57,401	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$52,217	57,401

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,431
Mortality & expense charges			(527)
Net investment income (loss)			904

Gain (loss) on investments:
Net realized gain (loss)			6
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			896
Net gain (loss)			902

Increase (decrease) in net assets from operations			$1,806

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$904	$84
Net realized gain (loss)		6	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		896	287

Increase (decrease) in net assets from operations		1,806	371

Contract owner transactions:
Proceeds from units sold		11,882	38,222
Cost of units redeemed		(3)	(1)
Account charges		(44)	(16)
Increase (decrease)		11,835	38,205
Net increase (decrease)		13,641	38,576
Net assets, beginning		38,576	-
Net assets, ending		$52,217	$38,576

Units sold		13,624	44,162
Units redeemed		(366)	(19)
Net increase (decrease)		13,258	44,143
Units outstanding, beginning		44,143	-
Units outstanding, ending		57,401	44,143

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$50,104
Cost of units redeemed/account charges			(64)
Net investment income (loss)			988
Net realized gain (loss)			6
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,183
Net assets			$52,217
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	57	$52	1.25%	4.1%	12/31/2023	$0.92	0	$0	1.00%	4.4%	12/31/2023	$0.93	0	$0	0.75%	4.6%
12/31/2022	0.87	44	39	1.25%	-14.4%	12/31/2022	0.88	0	0	1.00%	-14.2%	12/31/2022	0.89	0	0	0.75%	-14.0%
12/31/2021	1.02	0	0	1.25%	-3.0%	12/31/2021	1.03	0	0	1.00%	-2.8%	12/31/2021	1.03	0	0	0.75%	-2.5%
12/31/2020	1.05	0	0	1.25%	6.2%	12/31/2020	1.06	0	0	1.00%	6.5%	12/31/2020	1.06	0	0	0.75%	6.7%
12/31/2019	0.99	0	0	1.25%	-0.9%	12/31/2019	0.99	0	0	1.00%	-0.8%	12/31/2019	0.99	0	0	0.75%	-0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	0.50%	4.9%	12/31/2023	$0.95	0	$0	0.25%	5.1%	12/31/2023	$0.96	0	$0	0.00%	5.4%
12/31/2022	0.90	0	0	0.50%	-13.7%	12/31/2022	0.90	0	0	0.25%	-13.5%	12/31/2022	0.91	0	0	0.00%	-13.3%
12/31/2021	1.04	0	0	0.50%	-2.3%	12/31/2021	1.04	0	0	0.25%	-2.0%	12/31/2021	1.05	0	0	0.00%	-1.8%
12/31/2020	1.06	0	0	0.50%	7.0%	12/31/2020	1.07	0	0	0.25%	7.3%	12/31/2020	1.07	0	0	0.00%	7.5%
12/31/2019	0.99	0	0	0.50%	-0.7%	12/31/2019	0.99	0	0	0.25%	-0.6%	12/31/2019	1.00	0	0	0.00%	-0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	0.7%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Natural Resources Fund I Class - 06-CCY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$445,982	$420,947	9,609
Receivables: investments sold	101
Payables: investments purchased	-
Net assets	$446,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$446,083	233,774	$1.91
Band 100	-	-	1.95
Band 75	-	-	1.99
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.13
Total	$446,083	233,774

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,205
Mortality & expense charges			(7,594)
Net investment income (loss)			2,611

Gain (loss) on investments:
Net realized gain (loss)			72,169
Realized gain distributions			39,086
Net change in unrealized appreciation (depreciation)			(94,205)
Net gain (loss)			17,050

Increase (decrease) in net assets from operations			$19,661

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,611	$583
Net realized gain (loss)		72,169	66,037
Realized gain distributions		39,086	50,569
Net change in unrealized appreciation (depreciation)		(94,205)	59,632

Increase (decrease) in net assets from operations		19,661	176,821

Contract owner transactions:
Proceeds from units sold		40,423	190,007
Cost of units redeemed		(291,064)	(199,107)
Account charges		(67)	(118)
Increase (decrease)		(250,708)	(9,218)
Net increase (decrease)		(231,047)	167,603
Net assets, beginning		677,130	509,527
Net assets, ending		$446,083	$677,130

Units sold		21,475	107,410
Units redeemed		(144,494)	(107,500)
Net increase (decrease)		(123,019)	(90)
Units outstanding, beginning		356,793	356,883
Units outstanding, ending		233,774	356,793

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,170,093
Cost of units redeemed/account charges			(2,150,874)
Net investment income (loss)			4,436
Net realized gain (loss)			289,851
Realized gain distributions			107,542
Net change in unrealized appreciation (depreciation)			25,035
Net assets			$446,083
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.91	234	$446	1.25%	0.5%	12/31/2023	$1.95	0	$0	1.00%	0.8%	12/31/2023	$1.99	0	$0	0.75%	1.0%
12/31/2022	1.90	357	677	1.25%	32.9%	12/31/2022	1.93	0	0	1.00%	33.3%	12/31/2022	1.97	0	0	0.75%	33.6%
12/31/2021	1.43	357	510	1.25%	36.7%	12/31/2021	1.45	0	0	1.00%	37.1%	12/31/2021	1.48	0	0	0.75%	37.4%
12/31/2020	1.04	347	362	1.25%	5.2%	12/31/2020	1.06	0	0	1.00%	5.5%	12/31/2020	1.07	0	0	0.75%	5.8%
12/31/2019	0.99	242	240	1.25%	15.2%	12/31/2019	1.00	0	0	1.00%	15.5%	12/31/2019	1.02	0	0	0.75%	15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	0	$0	0.50%	1.3%	12/31/2023	$2.08	0	$0	0.25%	1.6%	12/31/2023	$2.13	0	$0	0.00%	1.8%
12/31/2022	2.01	0	0	0.50%	33.9%	12/31/2022	2.05	0	0	0.25%	34.3%	12/31/2022	2.09	0	0	0.00%	34.6%
12/31/2021	1.50	0	0	0.50%	37.8%	12/31/2021	1.53	0	0	0.25%	38.1%	12/31/2021	1.55	0	0	0.00%	38.5%
12/31/2020	1.09	0	0	0.50%	6.0%	12/31/2020	1.10	0	0	0.25%	6.3%	12/31/2020	1.12	0	0	0.00%	6.6%
12/31/2019	1.03	0	0	0.50%	16.1%	12/31/2019	1.04	0	0	0.25%	16.4%	12/31/2019	1.05	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.6%
2021	1.5%
2020	1.1%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust BNY Mellon Natural Resources Fund Y Class - 06-39Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$476,727	$538,634	10,281
Receivables: investments sold	861
Payables: investments purchased	-
Net assets	$477,588

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$477,588	286,868	$1.66
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$477,588	286,868

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,247
Mortality & expense charges			(4,394)
Net investment income (loss)			6,853

Gain (loss) on investments:
Net realized gain (loss)			6,202
Realized gain distributions			41,099
Net change in unrealized appreciation (depreciation)			(65,654)
Net gain (loss)			(18,353)

Increase (decrease) in net assets from operations			$(11,500)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,853	$3,007
Net realized gain (loss)		6,202	112,656
Realized gain distributions		41,099	34,677
Net change in unrealized appreciation (depreciation)		(65,654)	(66,175)

Increase (decrease) in net assets from operations		(11,500)	84,165

Contract owner transactions:
Proceeds from units sold		286,718	610,855
Cost of units redeemed		(266,974)	(408,298)
Account charges		(84)	(182)
Increase (decrease)		19,660	202,375
Net increase (decrease)		8,160	286,540
Net assets, beginning		469,428	182,888
Net assets, ending		$477,588	$469,428

Units sold		163,026	415,237
Units redeemed		(159,942)	(278,562)
Net increase (decrease)		3,084	136,675
Units outstanding, beginning		283,784	147,109
Units outstanding, ending		286,868	283,784

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,196,335
Cost of units redeemed/account charges			(1,013,461)
Net investment income (loss)			11,045
Net realized gain (loss)			263,377
Realized gain distributions			82,199
Net change in unrealized appreciation (depreciation)			(61,907)
Net assets			$477,588
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.66	287	$478	1.25%	0.6%	12/31/2023	$1.69	0	$0	1.00%	0.9%	12/31/2023	$1.71	0	$0	0.75%	1.1%
12/31/2022	1.65	284	469	1.25%	33.1%	12/31/2022	1.67	0	0	1.00%	33.4%	12/31/2022	1.69	0	0	0.75%	33.7%
12/31/2021	1.24	147	183	1.25%	36.9%	12/31/2021	1.25	0	0	1.00%	37.2%	12/31/2021	1.27	0	0	0.75%	37.6%
12/31/2020	0.91	416	378	1.25%	5.3%	12/31/2020	0.91	0	0	1.00%	5.6%	12/31/2020	0.92	0	0	0.75%	5.9%
12/31/2019	0.86	0	0	1.25%	15.4%	12/31/2019	0.87	0	0	1.00%	15.7%	12/31/2019	0.87	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.74	0	$0	0.50%	1.4%	12/31/2023	$1.76	0	$0	0.25%	1.7%	12/31/2023	$1.79	0	$0	0.00%	1.9%
12/31/2022	1.71	0	0	0.50%	34.1%	12/31/2022	1.73	0	0	0.25%	34.4%	12/31/2022	1.75	0	0	0.00%	34.7%
12/31/2021	1.28	0	0	0.50%	37.9%	12/31/2021	1.29	0	0	0.25%	38.3%	12/31/2021	1.30	0	0	0.00%	38.6%
12/31/2020	0.93	0	0	0.50%	6.1%	12/31/2020	0.93	0	0	0.25%	6.4%	12/31/2020	0.94	0	0	0.00%	6.7%
12/31/2019	0.87	0	0	0.50%	16.2%	12/31/2019	0.88	0	0	0.25%	16.5%	12/31/2019	0.88	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.0%
2021	0.9%
2020	2.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Brandywine Global Corp Credit Y Inst Class - 06-4PC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,887	$4,707	499
Receivables: investments sold	326
Payables: investments purchased	-
Net assets	$5,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,213	4,635	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$5,213	4,635

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$97
Mortality & expense charges			(16)
Net investment income (loss)			81

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			180
Net gain (loss)			180

Increase (decrease) in net assets from operations			$261

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		180	-

Increase (decrease) in net assets from operations		261	-

Contract owner transactions:
Proceeds from units sold		4,962	-
Cost of units redeemed		-	-
Account charges		(10)	-
Increase (decrease)		4,952	-
Net increase (decrease)		5,213	-
Net assets, beginning		-	-
Net assets, ending		$5,213	$-

Units sold		4,645	-
Units redeemed		(10)	-
Net increase (decrease)		4,635	-
Units outstanding, beginning		-	-
Units outstanding, ending		4,635	-

* Date of Fund Inception into Variable Account: 10 /2 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,962
Cost of units redeemed/account charges			(10)
Net investment income (loss)			81
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			180
Net assets			$5,213
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	5	$5	1.25%	12.4%	12/31/2023	$1.13	0	$0	1.00%	12.6%	12/31/2023	$1.14	0	$0	0.75%	12.9%
12/31/2022	1.00	0	0	1.25%	-9.6%	12/31/2022	1.01	0	0	1.00%	-9.4%	12/31/2022	1.01	0	0	0.75%	-9.1%
12/31/2021	1.11	0	0	1.25%	3.1%	12/31/2021	1.11	0	0	1.00%	3.4%	12/31/2021	1.11	0	0	0.75%	3.6%
12/31/2020	1.07	0	0	1.25%	7.4%	12/31/2020	1.07	0	0	1.00%	7.4%	12/31/2020	1.07	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	13.2%	12/31/2023	$1.16	0	$0	0.25%	13.5%	12/31/2023	$1.17	0	$0	0.00%	13.8%
12/31/2022	1.02	0	0	0.50%	-8.9%	12/31/2022	1.02	0	0	0.25%	-8.7%	12/31/2022	1.03	0	0	0.00%	-8.4%
12/31/2021	1.12	0	0	0.50%	3.9%	12/31/2021	1.12	0	0	0.25%	4.2%	12/31/2021	1.12	0	0	0.00%	4.4%
12/31/2020	1.08	0	0	0.50%	7.6%	12/31/2020	1.08	0	0	0.25%	7.6%	12/31/2020	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Brandywine Global Div US Large Value Inst Class - 06-66T (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	1.25%	6.2%	12/31/2023	$1.05	0	$0	1.00%	6.4%	12/31/2023	$1.06	0	$0	0.75%	6.7%
12/31/2022	0.99	0	0	1.25%	-2.7%	12/31/2022	0.99	0	0	1.00%	-2.5%	12/31/2022	0.99	0	0	0.75%	-2.2%
12/31/2021	1.01	0	0	1.25%	1.5%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	7.0%	12/31/2023	$1.07	0	$0	0.25%	7.2%	12/31/2023	$1.08	0	$0	0.00%	7.5%
12/31/2022	1.00	0	0	0.50%	-2.0%	12/31/2022	1.00	0	0	0.25%	-1.8%	12/31/2022	1.00	0	0	0.00%	-1.5%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Driehaus Emg Mkts Instl Class - 06-6J4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	1.25%	10.1%	12/31/2023	$1.13	0	$0	1.00%	10.3%	12/31/2023	$1.13	0	$0	0.75%	10.6%
12/31/2022	1.02	0	0	1.25%	2.5%	12/31/2022	1.03	0	0	1.00%	2.5%	12/31/2022	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	10.9%	12/31/2023	$1.14	0	$0	0.25%	11.2%	12/31/2023	$1.15	0	$0	0.00%	11.5%
12/31/2022	1.03	0	0	0.50%	2.6%	12/31/2022	1.03	0	0	0.25%	2.7%	12/31/2022	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund M Class - 06-045

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.56
Band 100	-	-	2.62
Band 75	-	-	2.69
Band 50	-	-	2.76
Band 25	-	-	2.83
Band 0	-	-	2.90
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(103)
Net investment income (loss)			(103)

Gain (loss) on investments:
Net realized gain (loss)			(2,663)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,096
Net gain (loss)			2,433

Increase (decrease) in net assets from operations			$2,330

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(103)	$(161)
Net realized gain (loss)		(2,663)	(40)
Realized gain distributions		-	1,180
Net change in unrealized appreciation (depreciation)		5,096	(4,327)

Increase (decrease) in net assets from operations		2,330	(3,348)

Contract owner transactions:
Proceeds from units sold		2,347	3,762
Cost of units redeemed		(19,685)	-
Account charges		-	(1)
Increase (decrease)		(17,338)	3,761
Net increase (decrease)		(15,008)	413
Net assets, beginning		15,008	14,595
Net assets, ending		$-	$15,008

Units sold		1,083	1,738
Units redeemed		(8,474)	-
Net increase (decrease)		(7,391)	1,738
Units outstanding, beginning		7,391	5,653
Units outstanding, ending		-	7,391

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$918,767
Cost of units redeemed/account charges			(999,736)
Net investment income (loss)			(5,007)
Net realized gain (loss)			11,149
Realized gain distributions			74,827
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.56	0	$0	1.25%	25.9%	12/31/2023	$2.62	0	$0	1.00%	26.2%	12/31/2023	$2.69	0	$0	0.75%	26.5%
12/31/2022	2.03	7	15	1.25%	-21.4%	12/31/2022	2.08	0	0	1.00%	-21.2%	12/31/2022	2.13	0	0	0.75%	-21.0%
12/31/2021	2.58	6	15	1.25%	26.0%	12/31/2021	2.63	0	0	1.00%	26.4%	12/31/2021	2.69	0	0	0.75%	26.7%
12/31/2020	2.05	0	0	1.25%	25.0%	12/31/2020	2.09	0	0	1.00%	25.3%	12/31/2020	2.12	0	0	0.75%	25.7%
12/31/2019	1.64	0	0	1.25%	25.7%	12/31/2019	1.66	0	0	1.00%	26.0%	12/31/2019	1.69	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.76	0	$0	0.50%	26.8%	12/31/2023	$2.83	0	$0	0.25%	27.2%	12/31/2023	$2.90	0	$0	0.00%	27.5%
12/31/2022	2.17	0	0	0.50%	-20.8%	12/31/2022	2.22	0	0	0.25%	-20.6%	12/31/2022	2.28	0	0	0.00%	-20.4%
12/31/2021	2.74	0	0	0.50%	27.0%	12/31/2021	2.80	0	0	0.25%	27.3%	12/31/2021	2.86	0	0	0.00%	27.6%
12/31/2020	2.16	0	0	0.50%	26.0%	12/31/2020	2.20	0	0	0.25%	26.3%	12/31/2020	2.24	0	0	0.00%	26.6%
12/31/2019	1.72	0	0	0.50%	26.6%	12/31/2019	1.74	0	0	0.25%	27.0%	12/31/2019	1.77	0	0	0.00%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.1%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,272	$55,675	1,880
Receivables: investments sold	18
Payables: investments purchased	-
Net assets	$63,290

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,290	23,372	$2.71
Band 100	-	-	2.78
Band 75	-	-	2.85
Band 50	-	-	2.92
Band 25	-	-	3.00
Band 0	-	-	3.07
Total	$63,290	23,372

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$253
Mortality & expense charges			(667)
Net investment income (loss)			(414)

Gain (loss) on investments:
Net realized gain (loss)			20
Realized gain distributions			1,723
Net change in unrealized appreciation (depreciation)			11,323
Net gain (loss)			13,066

Increase (decrease) in net assets from operations			$12,652

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(414)	$(294)
Net realized gain (loss)		20	41
Realized gain distributions		1,723	3,217
Net change in unrealized appreciation (depreciation)		11,323	(14,017)

Increase (decrease) in net assets from operations		12,652	(11,053)

Contract owner transactions:
Proceeds from units sold		5,685	4,496
Cost of units redeemed		(49)	(2)
Account charges		(6)	(16)
Increase (decrease)		5,630	4,478
Net increase (decrease)		18,282	(6,575)
Net assets, beginning		45,008	51,583
Net assets, ending		$63,290	$45,008

Units sold		2,363	1,974
Units redeemed		(25)	(8)
Net increase (decrease)		2,338	1,966
Units outstanding, beginning		21,034	19,068
Units outstanding, ending		23,372	21,034

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,180,842
Cost of units redeemed/account charges			(1,234,758)
Net investment income (loss)			(2,558)
Net realized gain (loss)			17,739
Realized gain distributions			94,428
Net change in unrealized appreciation (depreciation)			7,597
Net assets			$63,290
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.71	23	$63	1.25%	26.6%	12/31/2023	$2.78	0	$0	1.00%	26.9%	12/31/2023	$2.85	0	$0	0.75%	27.2%
12/31/2022	2.14	21	45	1.25%	-20.9%	12/31/2022	2.19	0	0	1.00%	-20.7%	12/31/2022	2.24	0	0	0.75%	-20.5%
12/31/2021	2.71	19	52	1.25%	26.7%	12/31/2021	2.76	0	0	1.00%	27.0%	12/31/2021	2.82	0	0	0.75%	27.3%
12/31/2020	2.14	17	37	1.25%	25.7%	12/31/2020	2.17	0	0	1.00%	26.0%	12/31/2020	2.21	0	0	0.75%	26.3%
12/31/2019	1.70	16	26	1.25%	26.4%	12/31/2019	1.72	0	0	1.00%	26.7%	12/31/2019	1.75	0	0	0.75%	27.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.92	0	$0	0.50%	27.5%	12/31/2023	$3.00	0	$0	0.25%	27.8%	12/31/2023	$3.07	0	$0	0.00%	28.1%
12/31/2022	2.29	0	0	0.50%	-20.3%	12/31/2022	2.34	0	0	0.25%	-20.1%	12/31/2022	2.40	0	0	0.00%	-19.9%
12/31/2021	2.87	0	0	0.50%	27.7%	12/31/2021	2.93	0	0	0.25%	28.0%	12/31/2021	2.99	0	0	0.00%	28.3%
12/31/2020	2.25	0	0	0.50%	26.6%	12/31/2020	2.29	0	0	0.25%	27.0%	12/31/2020	2.33	0	0	0.00%	27.3%
12/31/2019	1.78	0	0	0.50%	27.4%	12/31/2019	1.81	0	0	0.25%	27.7%	12/31/2019	1.83	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.6%
2021	0.4%
2020	0.4%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Dividend Growth Fund M Class - 06-255

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$633,350	$590,167	34,342
Receivables: investments sold	-
Payables: investments purchased	(769)
Net assets	$632,581

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$522,207	140,212	$3.72
Band 100	110,374	28,173	3.92
Band 75	-	-	4.12
Band 50	-	-	4.34
Band 25	-	-	4.56
Band 0	-	-	4.87
Total	$632,581	168,385

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,024
Mortality & expense charges			(7,779)
Net investment income (loss)			(1,755)

Gain (loss) on investments:
Net realized gain (loss)			(1,921)
Realized gain distributions			12,248
Net change in unrealized appreciation (depreciation)			82,883
Net gain (loss)			93,210

Increase (decrease) in net assets from operations			$91,455

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,755)	$(1,943)
Net realized gain (loss)		(1,921)	6,670
Realized gain distributions		12,248	49,627
Net change in unrealized appreciation (depreciation)		82,883	(151,834)

Increase (decrease) in net assets from operations		91,455	(97,480)

Contract owner transactions:
Proceeds from units sold		29,413	85,199
Cost of units redeemed		(146,700)	(64,006)
Account charges		(526)	(587)
Increase (decrease)		(117,813)	20,606
Net increase (decrease)		(26,358)	(76,874)
Net assets, beginning		658,939	735,813
Net assets, ending		$632,581	$658,939

Units sold		8,787	25,606
Units redeemed		(43,126)	(18,733)
Net increase (decrease)		(34,339)	6,873
Units outstanding, beginning		202,724	195,851
Units outstanding, ending		168,385	202,724

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,658,461
Cost of units redeemed/account charges			(3,914,288)
Net investment income (loss)			(65,410)
Net realized gain (loss)			312,059
Realized gain distributions			598,576
Net change in unrealized appreciation (depreciation)			43,183
Net assets			$632,581
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.72	140	$522	1.25%	15.6%	12/31/2023	$3.92	28	$110	1.00%	15.9%	12/31/2023	$4.12	0	$0	0.75%	16.2%
12/31/2022	3.22	166	535	1.25%	-13.5%	12/31/2022	3.38	37	124	1.00%	-13.2%	12/31/2022	3.55	0	0	0.75%	-13.0%
12/31/2021	3.72	157	584	1.25%	25.8%	12/31/2021	3.90	39	152	1.00%	26.1%	12/31/2021	4.08	0	0	0.75%	26.4%
12/31/2020	2.96	144	426	1.25%	0.3%	12/31/2020	3.09	28	87	1.00%	0.5%	12/31/2020	3.23	0	0	0.75%	0.8%
12/31/2019	2.95	194	574	1.25%	26.3%	12/31/2019	3.07	51	158	1.00%	26.7%	12/31/2019	3.20	0	0	0.75%	27.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.34	0	$0	0.50%	16.5%	12/31/2023	$4.56	0	$0	0.25%	16.8%	12/31/2023	$4.87	0	$0	0.00%	17.1%
12/31/2022	3.72	0	0	0.50%	-12.8%	12/31/2022	3.91	0	0	0.25%	-12.6%	12/31/2022	4.16	0	0	0.00%	-12.4%
12/31/2021	4.27	0	0	0.50%	26.7%	12/31/2021	4.47	0	0	0.25%	27.1%	12/31/2021	4.75	0	0	0.00%	27.4%
12/31/2020	3.37	0	0	0.50%	1.0%	12/31/2020	3.52	0	0	0.25%	1.3%	12/31/2020	3.73	0	0	0.00%	1.5%
12/31/2019	3.33	0	0	0.50%	27.3%	12/31/2019	3.47	0	0	0.25%	27.6%	12/31/2019	3.67	0	0	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.8%
2021	0.5%
2020	0.9%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Equity Growth Fund M Class - 06-120

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,037,326	$3,142,636	244,957
Receivables: investments sold	-
Payables: investments purchased	(10,225)
Net assets	$4,027,101

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,479,324	4,327,764	$0.57
Band 100	62,988	104,681	0.60
Band 75	-	-	0.63
Band 50	1,484,789	2,236,691	0.66
Band 25	-	-	0.70
Band 0	-	-	0.73
Total	$4,027,101	6,669,136

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(30,160)
Net investment income (loss)			(30,160)

Gain (loss) on investments:
Net realized gain (loss)			40,290
Realized gain distributions			23,427
Net change in unrealized appreciation (depreciation)			894,611
Net gain (loss)			958,328

Increase (decrease) in net assets from operations			$928,168

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(30,160)	$(20,274)
Net realized gain (loss)		40,290	128,283
Realized gain distributions		23,427	48,836
Net change in unrealized appreciation (depreciation)		894,611	(982,759)

Increase (decrease) in net assets from operations		928,168	(825,914)

Contract owner transactions:
Proceeds from units sold		1,326,217	108,140
Cost of units redeemed		(357,664)	(637,134)
Account charges		(3,641)	(141)
Increase (decrease)		964,912	(529,135)
Net increase (decrease)		1,893,080	(1,355,049)
Net assets, beginning		2,134,021	3,489,070
Net assets, ending		$4,027,101	$2,134,021

Units sold		2,797,195	237,208
Units redeemed		(702,509)	(1,192,929)
Net increase (decrease)		2,094,686	(955,721)
Units outstanding, beginning		4,574,450	5,530,171
Units outstanding, ending		6,669,136	4,574,450

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,449,353
Cost of units redeemed/account charges			(6,359,657)
Net investment income (loss)			(258,729)
Net realized gain (loss)			1,728,774
Realized gain distributions			1,572,670
Net change in unrealized appreciation (depreciation)			894,690
Net assets			$4,027,101
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.57	4,328	$2,479	1.25%	33.2%	12/31/2023	$0.60	105	$63	1.00%	33.5%	12/31/2023	$0.63	0	$0	0.75%	33.9%
12/31/2022	0.43	1,831	787	1.25%	-25.7%	12/31/2022	0.45	237	107	1.00%	-25.6%	12/31/2022	0.47	0	0	0.75%	-25.4%
12/31/2021	0.58	1,959	1,135	1.25%	20.9%	12/31/2021	0.61	119	72	1.00%	21.2%	12/31/2021	0.63	0	0	0.75%	21.5%
12/31/2020	0.48	2,296	1,100	1.25%	41.3%	12/31/2020	0.50	131	66	1.00%	41.6%	12/31/2020	0.52	0	0	0.75%	42.0%
12/31/2019	0.34	1,969	668	1.25%	31.6%	12/31/2019	0.35	180	63	1.00%	31.9%	12/31/2019	0.37	0	0	0.75%	32.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.66	2,237	$1,485	0.50%	34.2%	12/31/2023	$0.70	0	$0	0.25%	34.5%	12/31/2023	$0.73	0	$0	0.00%	34.9%
12/31/2022	0.49	2,507	1,240	0.50%	-25.2%	12/31/2022	0.52	0	0	0.25%	-25.0%	12/31/2022	0.54	0	0	0.00%	-24.8%
12/31/2021	0.66	3,452	2,282	0.50%	21.8%	12/31/2021	0.69	0	0	0.25%	22.1%	12/31/2021	0.72	0	0	0.00%	22.4%
12/31/2020	0.54	3,601	1,954	0.50%	42.3%	12/31/2020	0.57	0	0	0.25%	42.7%	12/31/2020	0.59	0	0	0.00%	43.1%
12/31/2019	0.38	4,545	1,732	0.50%	32.6%	12/31/2019	0.40	0	0	0.25%	32.9%	12/31/2019	0.41	0	0	0.00%	33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Equity Income Fund M Class - 06-260

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$888,382	$829,879	27,326
Receivables: investments sold	-
Payables: investments purchased	(5,468)
Net assets	$882,914

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$224,195	61,401	$3.65
Band 100	439,724	114,484	3.84
Band 75	-	-	4.04
Band 50	218,995	51,526	4.25
Band 25	-	-	4.47
Band 0	-	-	4.76
Total	$882,914	227,411

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,271
Mortality & expense charges			(6,955)
Net investment income (loss)			9,316

Gain (loss) on investments:
Net realized gain (loss)			3,050
Realized gain distributions			21,163
Net change in unrealized appreciation (depreciation)			47,166
Net gain (loss)			71,379

Increase (decrease) in net assets from operations			$80,695

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,316	$4,498
Net realized gain (loss)		3,050	11,547
Realized gain distributions		21,163	25,632
Net change in unrealized appreciation (depreciation)		47,166	(56,550)

Increase (decrease) in net assets from operations		80,695	(14,873)

Contract owner transactions:
Proceeds from units sold		174,101	125,543
Cost of units redeemed		(65,936)	(127,521)
Account charges		(134)	(165)
Increase (decrease)		108,031	(2,143)
Net increase (decrease)		188,726	(17,016)
Net assets, beginning		694,188	711,204
Net assets, ending		$882,914	$694,188

Units sold		49,568	35,244
Units redeemed		(17,843)	(34,933)
Net increase (decrease)		31,725	311
Units outstanding, beginning		195,686	195,375
Units outstanding, ending		227,411	195,686

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,084,038
Cost of units redeemed/account charges			(3,058,551)
Net investment income (loss)			120,643
Net realized gain (loss)			193,537
Realized gain distributions			484,744
Net change in unrealized appreciation (depreciation)			58,503
Net assets			$882,914
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.65	61	$224	1.25%	9.5%	12/31/2023	$3.84	114	$440	1.00%	9.8%	12/31/2023	$4.04	0	$0	0.75%	10.1%
12/31/2022	3.33	66	219	1.25%	-2.8%	12/31/2022	3.50	73	254	1.00%	-2.6%	12/31/2022	3.67	0	0	0.75%	-2.3%
12/31/2021	3.43	69	238	1.25%	20.2%	12/31/2021	3.59	65	235	1.00%	20.5%	12/31/2021	3.76	0	0	0.75%	20.8%
12/31/2020	2.85	71	203	1.25%	-0.3%	12/31/2020	2.98	49	146	1.00%	0.0%	12/31/2020	3.11	0	0	0.75%	0.2%
12/31/2019	2.86	111	318	1.25%	25.3%	12/31/2019	2.98	4	11	1.00%	25.6%	12/31/2019	3.10	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.25	52	$219	0.50%	10.3%	12/31/2023	$4.47	0	$0	0.25%	10.6%	12/31/2023	$4.76	0	$0	0.00%	10.9%
12/31/2022	3.85	58	222	0.50%	-2.1%	12/31/2022	4.04	0	0	0.25%	-1.8%	12/31/2022	4.29	0	0	0.00%	-1.6%
12/31/2021	3.93	61	239	0.50%	21.1%	12/31/2021	4.12	0	0	0.25%	21.4%	12/31/2021	4.36	0	0	0.00%	21.7%
12/31/2020	3.25	66	216	0.50%	0.5%	12/31/2020	3.39	0	0	0.25%	0.7%	12/31/2020	3.58	0	0	0.00%	1.0%
12/31/2019	3.23	87	281	0.50%	26.2%	12/31/2019	3.37	0	0	0.25%	26.5%	12/31/2019	3.55	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.6%
2021	1.5%
2020	1.7%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund M Class - 06-195

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$208,299	$230,996	20,142
Receivables: investments sold	-
Payables: investments purchased	(226)
Net assets	$208,073

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$208,073	119,789	$1.74
Band 100	-	-	1.82
Band 75	-	-	1.91
Band 50	-	-	2.00
Band 25	-	-	2.10
Band 0	-	-	2.20
Total	$208,073	119,789

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,576
Mortality & expense charges			(3,061)
Net investment income (loss)			1,515

Gain (loss) on investments:
Net realized gain (loss)			(40,396)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			57,531
Net gain (loss)			17,135

Increase (decrease) in net assets from operations			$18,650

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,515	$5,329
Net realized gain (loss)		(40,396)	(12,727)
Realized gain distributions		-	17,515
Net change in unrealized appreciation (depreciation)		57,531	(91,492)

Increase (decrease) in net assets from operations		18,650	(81,375)

Contract owner transactions:
Proceeds from units sold		8,253	16,678
Cost of units redeemed		(227,389)	(87,286)
Account charges		(234)	(188)
Increase (decrease)		(219,370)	(70,796)
Net increase (decrease)		(200,720)	(152,171)
Net assets, beginning		408,793	560,964
Net assets, ending		$208,073	$408,793

Units sold		11,933	17,516
Units redeemed		(145,468)	(59,362)
Net increase (decrease)		(133,535)	(41,846)
Units outstanding, beginning		253,324	295,170
Units outstanding, ending		119,789	253,324

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,251,207
Cost of units redeemed/account charges			(22,604,028)
Net investment income (loss)			206,721
Net realized gain (loss)			1,114,776
Realized gain distributions			1,262,094
Net change in unrealized appreciation (depreciation)			(22,697)
Net assets			$208,073
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.74	120	$208	1.25%	7.6%	12/31/2023	$1.82	0	$0	1.00%	7.9%	12/31/2023	$1.91	0	$0	0.75%	8.2%
12/31/2022	1.61	253	409	1.25%	-14.7%	12/31/2022	1.69	0	0	1.00%	-14.5%	12/31/2022	1.76	0	0	0.75%	-14.3%
12/31/2021	1.89	265	501	1.25%	3.5%	12/31/2021	1.97	30	60	1.00%	3.8%	12/31/2021	2.06	0	0	0.75%	4.1%
12/31/2020	1.83	274	500	1.25%	8.9%	12/31/2020	1.90	33	63	1.00%	9.2%	12/31/2020	1.98	0	0	0.75%	9.5%
12/31/2019	1.68	405	679	1.25%	12.8%	12/31/2019	1.74	280	488	1.00%	13.1%	12/31/2019	1.81	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.00	0	$0	0.50%	8.4%	12/31/2023	$2.10	0	$0	0.25%	8.7%	12/31/2023	$2.20	0	$0	0.00%	9.0%
12/31/2022	1.84	0	0	0.50%	-14.1%	12/31/2022	1.93	0	0	0.25%	-13.9%	12/31/2022	2.02	0	0	0.00%	-13.6%
12/31/2021	2.15	0	0	0.50%	4.3%	12/31/2021	2.24	0	0	0.25%	4.6%	12/31/2021	2.34	0	0	0.00%	4.8%
12/31/2020	2.06	0	0	0.50%	9.8%	12/31/2020	2.14	0	0	0.25%	10.0%	12/31/2020	2.23	0	0	0.00%	10.3%
12/31/2019	1.87	0	0	0.50%	13.6%	12/31/2019	1.95	0	0	0.25%	13.9%	12/31/2019	2.02	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	2.3%
2021	1.9%
2020	0.5%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund M Class - 06-101

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$628,183	$708,867	61,404
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$628,173

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$483,845	259,358	$1.87
Band 100	134,253	68,653	1.96
Band 75	-	-	2.05
Band 50	10,075	4,689	2.15
Band 25	-	-	2.25
Band 0	-	-	2.36
Total	$628,173	332,700

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,649
Mortality & expense charges			(7,522)
Net investment income (loss)			5,127

Gain (loss) on investments:
Net realized gain (loss)			(27,687)
Realized gain distributions			549
Net change in unrealized appreciation (depreciation)			77,652
Net gain (loss)			50,514

Increase (decrease) in net assets from operations			$55,641

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,127	$8,493
Net realized gain (loss)		(27,687)	(41,501)
Realized gain distributions		549	33,262
Net change in unrealized appreciation (depreciation)		77,652	(172,898)

Increase (decrease) in net assets from operations		55,641	(172,644)

Contract owner transactions:
Proceeds from units sold		7,581	46,220
Cost of units redeemed		(132,261)	(504,043)
Account charges		(181)	(327)
Increase (decrease)		(124,861)	(458,150)
Net increase (decrease)		(69,220)	(630,794)
Net assets, beginning		697,393	1,328,187
Net assets, ending		$628,173	$697,393

Units sold		4,281	50,916
Units redeemed		(75,445)	(294,102)
Net increase (decrease)		(71,164)	(243,186)
Units outstanding, beginning		403,864	647,050
Units outstanding, ending		332,700	403,864

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,030,608
Cost of units redeemed/account charges			(37,674,015)
Net investment income (loss)			185,407
Net realized gain (loss)			3,659,506
Realized gain distributions			2,507,351
Net change in unrealized appreciation (depreciation)			(80,684)
Net assets			$628,173
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.87	259	$484	1.25%	9.1%	12/31/2023	$1.96	69	$134	1.00%	9.3%	12/31/2023	$2.05	0	$0	0.75%	9.6%
12/31/2022	1.71	330	565	1.25%	-16.1%	12/31/2022	1.79	69	123	1.00%	-15.9%	12/31/2022	1.87	0	0	0.75%	-15.7%
12/31/2021	2.04	562	1,147	1.25%	5.2%	12/31/2021	2.13	80	171	1.00%	5.5%	12/31/2021	2.22	0	0	0.75%	5.7%
12/31/2020	1.94	551	1,068	1.25%	10.1%	12/31/2020	2.02	103	208	1.00%	10.4%	12/31/2020	2.10	0	0	0.75%	10.6%
12/31/2019	1.76	781	1,376	1.25%	14.9%	12/31/2019	1.83	118	215	1.00%	15.2%	12/31/2019	1.90	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.15	5	$10	0.50%	9.9%	12/31/2023	$2.25	0	$0	0.25%	10.1%	12/31/2023	$2.36	0	$0	0.00%	10.4%
12/31/2022	1.96	5	9	0.50%	-15.5%	12/31/2022	2.04	0	0	0.25%	-15.3%	12/31/2022	2.14	0	0	0.00%	-15.1%
12/31/2021	2.31	5	11	0.50%	6.0%	12/31/2021	2.41	0	0	0.25%	6.3%	12/31/2021	2.52	0	0	0.00%	6.5%
12/31/2020	2.18	24	53	0.50%	10.9%	12/31/2020	2.27	0	0	0.25%	11.2%	12/31/2020	2.36	0	0	0.00%	11.5%
12/31/2019	1.97	24	48	0.50%	15.8%	12/31/2019	2.04	0	0	0.25%	16.1%	12/31/2019	2.12	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.8%
2021	1.9%
2020	0.6%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund M Class - 06-102

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,349,805	$1,475,239	117,440
Receivables: investments sold	-
Payables: investments purchased	(410)
Net assets	$1,349,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$686,319	355,093	$1.93
Band 100	362,079	178,723	2.03
Band 75	-	-	2.12
Band 50	300,997	135,223	2.23
Band 25	-	-	2.33
Band 0	-	-	2.45
Total	$1,349,395	669,039

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24,090
Mortality & expense charges			(15,403)
Net investment income (loss)			8,687

Gain (loss) on investments:
Net realized gain (loss)			(177,132)
Realized gain distributions			1,267
Net change in unrealized appreciation (depreciation)			319,643
Net gain (loss)			143,778

Increase (decrease) in net assets from operations			$152,465

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,687	$23,417
Net realized gain (loss)		(177,132)	(108,914)
Realized gain distributions		1,267	144,198
Net change in unrealized appreciation (depreciation)		319,643	(706,142)

Increase (decrease) in net assets from operations		152,465	(647,441)

Contract owner transactions:
Proceeds from units sold		19,670	133,531
Cost of units redeemed		(974,181)	(1,729,481)
Account charges		(404)	(616)
Increase (decrease)		(954,915)	(1,596,566)
Net increase (decrease)		(802,450)	(2,244,007)
Net assets, beginning		2,151,845	4,395,852
Net assets, ending		$1,349,395	$2,151,845

Units sold		10,928	70,014
Units redeemed		(532,597)	(904,500)
Net increase (decrease)		(521,669)	(834,486)
Units outstanding, beginning		1,190,708	2,025,194
Units outstanding, ending		669,039	1,190,708

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$43,238,288
Cost of units redeemed/account charges			(50,458,344)
Net investment income (loss)			441,548
Net realized gain (loss)			3,051,144
Realized gain distributions			5,202,193
Net change in unrealized appreciation (depreciation)			(125,434)
Net assets			$1,349,395
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	355	$686	1.25%	10.3%	12/31/2023	$2.03	179	$362	1.00%	10.6%	12/31/2023	$2.12	0	$0	0.75%	10.9%
12/31/2022	1.75	650	1,138	1.25%	-17.5%	12/31/2022	1.83	406	743	1.00%	-17.3%	12/31/2022	1.91	0	0	0.75%	-17.1%
12/31/2021	2.12	1,265	2,686	1.25%	6.7%	12/31/2021	2.21	625	1,384	1.00%	7.0%	12/31/2021	2.31	0	0	0.75%	7.2%
12/31/2020	1.99	1,545	3,074	1.25%	11.4%	12/31/2020	2.07	630	1,305	1.00%	11.6%	12/31/2020	2.15	0	0	0.75%	11.9%
12/31/2019	1.79	2,471	4,415	1.25%	16.7%	12/31/2019	1.85	1,300	2,410	1.00%	16.9%	12/31/2019	1.92	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.23	135	$301	0.50%	11.2%	12/31/2023	$2.33	0	$0	0.25%	11.5%	12/31/2023	$2.45	0	$0	0.00%	11.7%
12/31/2022	2.00	135	271	0.50%	-16.9%	12/31/2022	2.09	0	0	0.25%	-16.7%	12/31/2022	2.19	0	0	0.00%	-16.5%
12/31/2021	2.41	135	326	0.50%	7.5%	12/31/2021	2.51	0	0	0.25%	7.8%	12/31/2021	2.62	0	0	0.00%	8.1%
12/31/2020	2.24	182	408	0.50%	12.2%	12/31/2020	2.33	0	0	0.25%	12.5%	12/31/2020	2.43	0	0	0.00%	12.8%
12/31/2019	2.00	259	516	0.50%	17.5%	12/31/2019	2.07	0	0	0.25%	17.8%	12/31/2019	2.15	0	0	0.00%	18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.7%
2021	1.8%
2020	0.5%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund M Class - 06-103

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$876,669	$908,758	72,043
Receivables: investments sold	104
Payables: investments purchased	-
Net assets	$876,773

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$466,267	224,291	$2.08
Band 100	149,180	68,462	2.18
Band 75	-	-	2.28
Band 50	261,326	109,151	2.39
Band 25	-	-	2.51
Band 0	-	-	2.63
Total	$876,773	401,904

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,240
Mortality & expense charges			(10,142)
Net investment income (loss)			4,098

Gain (loss) on investments:
Net realized gain (loss)			(59,964)
Realized gain distributions			212
Net change in unrealized appreciation (depreciation)			162,678
Net gain (loss)			102,926

Increase (decrease) in net assets from operations			$107,024

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,098	$11,951
Net realized gain (loss)		(59,964)	(22,590)
Realized gain distributions		212	70,232
Net change in unrealized appreciation (depreciation)		162,678	(390,856)

Increase (decrease) in net assets from operations		107,024	(331,263)

Contract owner transactions:
Proceeds from units sold		114,846	152,310
Cost of units redeemed		(495,570)	(800,024)
Account charges		(530)	(685)
Increase (decrease)		(381,254)	(648,399)
Net increase (decrease)		(274,230)	(979,662)
Net assets, beginning		1,151,003	2,130,665
Net assets, ending		$876,773	$1,151,003

Units sold		57,330	75,151
Units redeemed		(252,443)	(394,062)
Net increase (decrease)		(195,113)	(318,911)
Units outstanding, beginning		597,017	915,928
Units outstanding, ending		401,904	597,017

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$31,835,553
Cost of units redeemed/account charges			(37,968,261)
Net investment income (loss)			216,378
Net realized gain (loss)			3,569,551
Realized gain distributions			3,255,641
Net change in unrealized appreciation (depreciation)			(32,089)
Net assets			$876,773
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.08	224	$466	1.25%	11.5%	12/31/2023	$2.18	68	$149	1.00%	11.8%	12/31/2023	$2.28	0	$0	0.75%	12.1%
12/31/2022	1.86	398	743	1.25%	-18.2%	12/31/2022	1.95	83	162	1.00%	-18.0%	12/31/2022	2.04	0	0	0.75%	-17.8%
12/31/2021	2.28	717	1,634	1.25%	8.0%	12/31/2021	2.38	83	197	1.00%	8.2%	12/31/2021	2.48	0	0	0.75%	8.5%
12/31/2020	2.11	784	1,655	1.25%	12.1%	12/31/2020	2.20	141	310	1.00%	12.4%	12/31/2020	2.28	0	0	0.75%	12.7%
12/31/2019	1.88	1,673	3,147	1.25%	18.2%	12/31/2019	1.95	141	276	1.00%	18.5%	12/31/2019	2.03	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.39	109	$261	0.50%	12.3%	12/31/2023	$2.51	0	$0	0.25%	12.6%	12/31/2023	$2.63	0	$0	0.00%	12.9%
12/31/2022	2.13	116	246	0.50%	-17.6%	12/31/2022	2.23	0	0	0.25%	-17.4%	12/31/2022	2.33	0	0	0.00%	-17.1%
12/31/2021	2.59	116	299	0.50%	8.8%	12/31/2021	2.70	0	0	0.25%	9.1%	12/31/2021	2.81	0	0	0.00%	9.3%
12/31/2020	2.38	116	275	0.50%	13.0%	12/31/2020	2.47	0	0	0.25%	13.3%	12/31/2020	2.57	0	0	0.00%	13.6%
12/31/2019	2.10	116	244	0.50%	19.1%	12/31/2019	2.18	0	0	0.25%	19.4%	12/31/2019	2.27	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.6%
2021	1.8%
2020	0.4%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund M Class - 06-106

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,122,193	$3,160,119	234,113
Receivables: investments sold	883
Payables: investments purchased	-
Net assets	$3,123,076

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,665,784	1,221,740	$2.18
Band 100	202,989	88,750	2.29
Band 75	-	-	2.40
Band 50	254,303	101,194	2.51
Band 25	-	-	2.63
Band 0	-	-	2.76
Total	$3,123,076	1,411,684

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$46,544
Mortality & expense charges			(36,775)
Net investment income (loss)			9,769

Gain (loss) on investments:
Net realized gain (loss)			(128,695)
Realized gain distributions			921
Net change in unrealized appreciation (depreciation)			501,496
Net gain (loss)			373,722

Increase (decrease) in net assets from operations			$383,491

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,769	$24,671
Net realized gain (loss)		(128,695)	(36,413)
Realized gain distributions		921	253,447
Net change in unrealized appreciation (depreciation)		501,496	(1,300,940)

Increase (decrease) in net assets from operations		383,491	(1,059,235)

Contract owner transactions:
Proceeds from units sold		155,252	401,995
Cost of units redeemed		(1,219,460)	(1,770,356)
Account charges		(909)	(1,741)
Increase (decrease)		(1,065,117)	(1,370,102)
Net increase (decrease)		(681,626)	(2,429,337)
Net assets, beginning		3,804,702	6,234,039
Net assets, ending		$3,123,076	$3,804,702

Units sold		75,842	195,425
Units redeemed		(608,631)	(848,202)
Net increase (decrease)		(532,789)	(652,777)
Units outstanding, beginning		1,944,473	2,597,250
Units outstanding, ending		1,411,684	1,944,473

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$41,054,513
Cost of units redeemed/account charges			(46,872,371)
Net investment income (loss)			259,653
Net realized gain (loss)			3,366,812
Realized gain distributions			5,352,395
Net change in unrealized appreciation (depreciation)			(37,926)
Net assets			$3,123,076
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.18	1,222	$2,666	1.25%	12.6%	12/31/2023	$2.29	89	$203	1.00%	12.9%	12/31/2023	$2.40	0	$0	0.75%	13.2%
12/31/2022	1.94	1,746	3,384	1.25%	-18.4%	12/31/2022	2.03	95	193	1.00%	-18.2%	12/31/2022	2.12	0	0	0.75%	-18.0%
12/31/2021	2.37	2,189	5,197	1.25%	9.2%	12/31/2021	2.48	287	712	1.00%	9.5%	12/31/2021	2.58	0	0	0.75%	9.7%
12/31/2020	2.17	2,140	4,654	1.25%	13.0%	12/31/2020	2.26	300	680	1.00%	13.3%	12/31/2020	2.35	0	0	0.75%	13.6%
12/31/2019	1.92	3,207	6,168	1.25%	20.7%	12/31/2019	2.00	818	1,633	1.00%	21.0%	12/31/2019	2.07	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.51	101	$254	0.50%	13.5%	12/31/2023	$2.63	0	$0	0.25%	13.7%	12/31/2023	$2.76	0	$0	0.00%	14.0%
12/31/2022	2.22	103	228	0.50%	-17.8%	12/31/2022	2.32	0	0	0.25%	-17.6%	12/31/2022	2.42	0	0	0.00%	-17.4%
12/31/2021	2.69	121	325	0.50%	10.0%	12/31/2021	2.81	0	0	0.25%	10.3%	12/31/2021	2.93	0	0	0.00%	10.6%
12/31/2020	2.45	121	296	0.50%	13.9%	12/31/2020	2.55	0	0	0.25%	14.2%	12/31/2020	2.65	0	0	0.00%	14.5%
12/31/2019	2.15	136	293	0.50%	21.6%	12/31/2019	2.23	0	0	0.25%	21.9%	12/31/2019	2.32	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.6%
2021	1.9%
2020	0.5%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund M Class - 06-107

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,143,493	$2,151,375	159,536
Receivables: investments sold	681
Payables: investments purchased	-
Net assets	$2,144,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,850,650	773,357	$2.39
Band 100	189,413	75,513	2.51
Band 75	-	-	2.63
Band 50	104,111	37,777	2.76
Band 25	-	-	2.89
Band 0	-	-	3.03
Total	$2,144,174	886,647

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$27,225
Mortality & expense charges			(24,038)
Net investment income (loss)			3,187

Gain (loss) on investments:
Net realized gain (loss)			(57,150)
Realized gain distributions			786
Net change in unrealized appreciation (depreciation)			332,068
Net gain (loss)			275,704

Increase (decrease) in net assets from operations			$278,891

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,187	$5,176
Net realized gain (loss)		(57,150)	(31,108)
Realized gain distributions		786	195,472
Net change in unrealized appreciation (depreciation)		332,068	(977,436)

Increase (decrease) in net assets from operations		278,891	(807,896)

Contract owner transactions:
Proceeds from units sold		134,389	305,781
Cost of units redeemed		(447,009)	(2,014,844)
Account charges		(1,188)	(1,439)
Increase (decrease)		(313,808)	(1,710,502)
Net increase (decrease)		(34,917)	(2,518,398)
Net assets, beginning		2,179,091	4,697,489
Net assets, ending		$2,144,174	$2,179,091

Units sold		60,750	127,078
Units redeemed		(209,105)	(903,076)
Net increase (decrease)		(148,355)	(775,998)
Units outstanding, beginning		1,035,002	1,811,000
Units outstanding, ending		886,647	1,035,002

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,132,789
Cost of units redeemed/account charges			(25,866,973)
Net investment income (loss)			74,470
Net realized gain (loss)			2,654,320
Realized gain distributions			3,157,450
Net change in unrealized appreciation (depreciation)			(7,882)
Net assets			$2,144,174
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.39	773	$1,851	1.25%	14.7%	12/31/2023	$2.51	76	$189	1.00%	14.9%	12/31/2023	$2.63	0	$0	0.75%	15.2%
12/31/2022	2.09	919	1,918	1.25%	-19.1%	12/31/2022	2.18	78	169	1.00%	-18.9%	12/31/2022	2.28	0	0	0.75%	-18.7%
12/31/2021	2.58	1,672	4,313	1.25%	11.9%	12/31/2021	2.69	101	272	1.00%	12.2%	12/31/2021	2.81	0	0	0.75%	12.5%
12/31/2020	2.31	1,609	3,711	1.25%	14.5%	12/31/2020	2.40	117	282	1.00%	14.7%	12/31/2020	2.50	0	0	0.75%	15.0%
12/31/2019	2.01	1,883	3,793	1.25%	23.5%	12/31/2019	2.09	122	256	1.00%	23.8%	12/31/2019	2.17	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.76	38	$104	0.50%	15.5%	12/31/2023	$2.89	0	$0	0.25%	15.8%	12/31/2023	$3.03	0	$0	0.00%	16.1%
12/31/2022	2.39	39	92	0.50%	-18.5%	12/31/2022	2.49	0	0	0.25%	-18.3%	12/31/2022	2.61	0	0	0.00%	-18.1%
12/31/2021	2.93	39	113	0.50%	12.8%	12/31/2021	3.05	0	0	0.25%	13.0%	12/31/2021	3.18	0	0	0.00%	13.3%
12/31/2020	2.60	39	100	0.50%	15.3%	12/31/2020	2.70	0	0	0.25%	15.6%	12/31/2020	2.81	0	0	0.00%	15.9%
12/31/2019	2.25	40	90	0.50%	24.4%	12/31/2019	2.34	0	0	0.25%	24.7%	12/31/2019	2.42	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.2%
2021	1.8%
2020	0.6%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund M Class - 06-108

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$991,810	$945,522	66,345
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$991,860

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$701,026	282,466	$2.48
Band 100	250,752	96,389	2.60
Band 75	-	-	2.73
Band 50	40,082	14,023	2.86
Band 25	-	-	3.00
Band 0	-	-	3.14
Total	$991,860	392,878

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,326
Mortality & expense charges			(13,231)
Net investment income (loss)			(3,905)

Gain (loss) on investments:
Net realized gain (loss)			(101,450)
Realized gain distributions			394
Net change in unrealized appreciation (depreciation)			284,672
Net gain (loss)			183,616

Increase (decrease) in net assets from operations			$179,711

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,905)	$3,229
Net realized gain (loss)		(101,450)	(16,467)
Realized gain distributions		394	187,960
Net change in unrealized appreciation (depreciation)		284,672	(774,370)

Increase (decrease) in net assets from operations		179,711	(599,648)

Contract owner transactions:
Proceeds from units sold		107,443	214,258
Cost of units redeemed		(1,251,093)	(846,257)
Account charges		(1,571)	(2,328)
Increase (decrease)		(1,145,221)	(634,327)
Net increase (decrease)		(965,510)	(1,233,975)
Net assets, beginning		1,957,370	3,191,345
Net assets, ending		$991,860	$1,957,370

Units sold		46,108	95,968
Units redeemed		(561,842)	(375,630)
Net increase (decrease)		(515,734)	(279,662)
Units outstanding, beginning		908,612	1,188,274
Units outstanding, ending		392,878	908,612

* Date of Fund Inception into Variable Account: 3 /1 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$31,170,674
Cost of units redeemed/account charges			(37,727,904)
Net investment income (loss)			246,736
Net realized gain (loss)			3,380,067
Realized gain distributions			3,875,999
Net change in unrealized appreciation (depreciation)			46,288
Net assets			$991,860
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.48	282	$701	1.25%	16.7%	12/31/2023	$2.60	96	$251	1.00%	17.0%	12/31/2023	$2.73	0	$0	0.75%	17.3%
12/31/2022	2.13	758	1,612	1.25%	-19.7%	12/31/2022	2.22	103	228	1.00%	-19.5%	12/31/2022	2.33	0	0	0.75%	-19.3%
12/31/2021	2.65	915	2,424	1.25%	13.9%	12/31/2021	2.76	225	623	1.00%	14.2%	12/31/2021	2.88	0	0	0.75%	14.5%
12/31/2020	2.33	946	2,200	1.25%	15.4%	12/31/2020	2.42	228	553	1.00%	15.7%	12/31/2020	2.52	0	0	0.75%	15.9%
12/31/2019	2.02	1,659	3,345	1.25%	24.5%	12/31/2019	2.09	380	796	1.00%	24.8%	12/31/2019	2.17	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.86	14	$40	0.50%	17.5%	12/31/2023	$3.00	0	$0	0.25%	17.8%	12/31/2023	$3.14	0	$0	0.00%	18.1%
12/31/2022	2.43	48	117	0.50%	-19.1%	12/31/2022	2.54	0	0	0.25%	-18.9%	12/31/2022	2.66	0	0	0.00%	-18.7%
12/31/2021	3.01	48	145	0.50%	14.8%	12/31/2021	3.14	0	0	0.25%	15.1%	12/31/2021	3.27	0	0	0.00%	15.3%
12/31/2020	2.62	48	126	0.50%	16.2%	12/31/2020	2.73	0	0	0.25%	16.5%	12/31/2020	2.84	0	0	0.00%	16.8%
12/31/2019	2.25	49	110	0.50%	25.4%	12/31/2019	2.34	0	0	0.25%	25.7%	12/31/2019	2.43	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	1.2%
2021	1.7%
2020	0.4%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund M Class - 06-284

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$757,240	$743,016	64,402
Receivables: investments sold	138
Payables: investments purchased	-
Net assets	$757,378

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$403,547	206,897	$1.95
Band 100	265,989	130,828	2.03
Band 75	-	-	2.12
Band 50	87,842	39,766	2.21
Band 25	-	-	2.30
Band 0	-	-	2.40
Total	$757,378	377,491

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,698
Mortality & expense charges			(8,046)
Net investment income (loss)			(1,348)

Gain (loss) on investments:
Net realized gain (loss)			(41,922)
Realized gain distributions			2,129
Net change in unrealized appreciation (depreciation)			159,212
Net gain (loss)			119,419

Increase (decrease) in net assets from operations			$118,071

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,348)	$778
Net realized gain (loss)		(41,922)	(10,633)
Realized gain distributions		2,129	92,011
Net change in unrealized appreciation (depreciation)		159,212	(428,465)

Increase (decrease) in net assets from operations		118,071	(346,309)

Contract owner transactions:
Proceeds from units sold		69,568	146,206
Cost of units redeemed		(346,635)	(820,116)
Account charges		(920)	(1,302)
Increase (decrease)		(277,987)	(675,212)
Net increase (decrease)		(159,916)	(1,021,521)
Net assets, beginning		917,294	1,938,815
Net assets, ending		$757,378	$917,294

Units sold		38,707	80,960
Units redeemed		(201,218)	(465,648)
Net increase (decrease)		(162,511)	(384,688)
Units outstanding, beginning		540,002	924,690
Units outstanding, ending		377,491	540,002

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,222,603
Cost of units redeemed/account charges			(13,652,967)
Net investment income (loss)			71,450
Net realized gain (loss)			1,537,242
Realized gain distributions			1,564,826
Net change in unrealized appreciation (depreciation)			14,224
Net assets			$757,378
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.95	207	$404	1.25%	17.1%	12/31/2023	$2.03	131	$266	1.00%	17.4%	12/31/2023	$2.12	0	$0	0.75%	17.7%
12/31/2022	1.67	368	612	1.25%	-19.7%	12/31/2022	1.73	128	221	1.00%	-19.5%	12/31/2022	1.80	0	0	0.75%	-19.3%
12/31/2021	2.07	752	1,560	1.25%	13.9%	12/31/2021	2.15	128	275	1.00%	14.2%	12/31/2021	2.23	0	0	0.75%	14.5%
12/31/2020	1.82	663	1,207	1.25%	15.4%	12/31/2020	1.88	132	249	1.00%	15.7%	12/31/2020	1.95	0	0	0.75%	15.9%
12/31/2019	1.58	1,029	1,624	1.25%	24.4%	12/31/2019	1.63	132	215	1.00%	24.7%	12/31/2019	1.68	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.21	40	$88	0.50%	18.0%	12/31/2023	$2.30	0	$0	0.25%	18.3%	12/31/2023	$2.40	0	$0	0.00%	18.5%
12/31/2022	1.87	45	83	0.50%	-19.1%	12/31/2022	1.95	0	0	0.25%	-18.9%	12/31/2022	2.02	0	0	0.00%	-18.7%
12/31/2021	2.31	45	103	0.50%	14.8%	12/31/2021	2.40	0	0	0.25%	15.1%	12/31/2021	2.49	0	0	0.00%	15.4%
12/31/2020	2.02	45	91	0.50%	16.2%	12/31/2020	2.09	0	0	0.25%	16.5%	12/31/2020	2.16	0	0	0.00%	16.8%
12/31/2019	1.73	45	79	0.50%	25.3%	12/31/2019	1.79	0	0	0.25%	25.7%	12/31/2019	1.85	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	1.0%
2021	1.8%
2020	0.5%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund M Class - 06-286

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$666,913	$645,882	56,233
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$666,928

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$443,950	230,344	$1.93
Band 100	93,231	46,404	2.01
Band 75	-	-	2.09
Band 50	129,747	59,435	2.18
Band 25	-	-	2.28
Band 0	-	-	2.37
Total	$666,928	336,183

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,902
Mortality & expense charges			(6,904)
Net investment income (loss)			(1,002)

Gain (loss) on investments:
Net realized gain (loss)			(38,535)
Realized gain distributions			1,184
Net change in unrealized appreciation (depreciation)			145,397
Net gain (loss)			108,046

Increase (decrease) in net assets from operations			$107,044

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,002)	$(422)
Net realized gain (loss)		(38,535)	(38,039)
Realized gain distributions		1,184	97,869
Net change in unrealized appreciation (depreciation)		145,397	(416,189)

Increase (decrease) in net assets from operations		107,044	(356,781)

Contract owner transactions:
Proceeds from units sold		74,452	188,551
Cost of units redeemed		(370,996)	(899,543)
Account charges		(1,529)	(2,209)
Increase (decrease)		(298,073)	(713,201)
Net increase (decrease)		(191,029)	(1,069,982)
Net assets, beginning		857,957	1,927,939
Net assets, ending		$666,928	$857,957

Units sold		42,144	107,507
Units redeemed		(217,970)	(527,268)
Net increase (decrease)		(175,826)	(419,761)
Units outstanding, beginning		512,009	931,770
Units outstanding, ending		336,183	512,009

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,949,298
Cost of units redeemed/account charges			(11,660,538)
Net investment income (loss)			52,065
Net realized gain (loss)			1,020,573
Realized gain distributions			1,284,499
Net change in unrealized appreciation (depreciation)			21,031
Net assets			$666,928
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	230	$444	1.25%	17.1%	12/31/2023	$2.01	46	$93	1.00%	17.4%	12/31/2023	$2.09	0	$0	0.75%	17.7%
12/31/2022	1.65	405	666	1.25%	-19.7%	12/31/2022	1.71	47	80	1.00%	-19.5%	12/31/2022	1.78	0	0	0.75%	-19.3%
12/31/2021	2.05	823	1,687	1.25%	13.9%	12/31/2021	2.13	48	103	1.00%	14.2%	12/31/2021	2.21	0	0	0.75%	14.5%
12/31/2020	1.80	754	1,357	1.25%	15.4%	12/31/2020	1.86	49	91	1.00%	15.7%	12/31/2020	1.93	0	0	0.75%	16.0%
12/31/2019	1.56	970	1,512	1.25%	24.4%	12/31/2019	1.61	135	217	1.00%	24.8%	12/31/2019	1.66	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.18	59	$130	0.50%	18.0%	12/31/2023	$2.28	0	$0	0.25%	18.3%	12/31/2023	$2.37	0	$0	0.00%	18.6%
12/31/2022	1.85	60	112	0.50%	-19.1%	12/31/2022	1.92	0	0	0.25%	-18.9%	12/31/2022	2.00	0	0	0.00%	-18.7%
12/31/2021	2.29	60	138	0.50%	14.8%	12/31/2021	2.37	0	0	0.25%	15.1%	12/31/2021	2.46	0	0	0.00%	15.4%
12/31/2020	1.99	66	131	0.50%	16.3%	12/31/2020	2.06	0	0	0.25%	16.5%	12/31/2020	2.13	0	0	0.00%	16.8%
12/31/2019	1.71	66	113	0.50%	25.4%	12/31/2019	1.77	0	0	0.25%	25.7%	12/31/2019	1.83	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	1.0%
2021	1.9%
2020	0.6%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund M Class - 06-394

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$335,346	$333,740	25,263
Receivables: investments sold	152
Payables: investments purchased	-
Net assets	$335,498

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$328,329	132,399	$2.48
Band 100	1,020	399	2.56
Band 75	-	-	2.64
Band 50	6,149	2,263	2.72
Band 25	-	-	2.80
Band 0	-	-	2.89
Total	$335,498	135,061

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,978
Mortality & expense charges			(4,195)
Net investment income (loss)			(1,217)

Gain (loss) on investments:
Net realized gain (loss)			(36,634)
Realized gain distributions			1,738
Net change in unrealized appreciation (depreciation)			91,457
Net gain (loss)			56,561

Increase (decrease) in net assets from operations			$55,344

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,217)	$(5,432)
Net realized gain (loss)		(36,634)	(71,386)
Realized gain distributions		1,738	82,071
Net change in unrealized appreciation (depreciation)		91,457	(403,064)

Increase (decrease) in net assets from operations		55,344	(397,811)

Contract owner transactions:
Proceeds from units sold		66,765	229,204
Cost of units redeemed		(258,680)	(1,764,135)
Account charges		(1,237)	(2,127)
Increase (decrease)		(193,152)	(1,537,058)
Net increase (decrease)		(137,808)	(1,934,869)
Net assets, beginning		473,306	2,408,175
Net assets, ending		$335,498	$473,306

Units sold		29,223	99,809
Units redeemed		(117,450)	(788,925)
Net increase (decrease)		(88,227)	(689,116)
Units outstanding, beginning		223,288	912,404
Units outstanding, ending		135,061	223,288

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,351,582
Cost of units redeemed/account charges			(4,586,740)
Net investment income (loss)			7,205
Net realized gain (loss)			46,961
Realized gain distributions			514,884
Net change in unrealized appreciation (depreciation)			1,606
Net assets			$335,498
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.48	132	$328	1.25%	17.2%	12/31/2023	$2.56	0	$1	1.00%	17.4%	12/31/2023	$2.64	0	$0	0.75%	17.7%
12/31/2022	2.12	220	465	1.25%	-19.7%	12/31/2022	2.18	0	0	1.00%	-19.5%	12/31/2022	2.24	0	0	0.75%	-19.3%
12/31/2021	2.64	896	2,362	1.25%	13.9%	12/31/2021	2.70	0	0	1.00%	14.2%	12/31/2021	2.77	0	0	0.75%	14.5%
12/31/2020	2.31	763	1,765	1.25%	15.4%	12/31/2020	2.37	16	38	1.00%	15.6%	12/31/2020	2.42	0	0	0.75%	15.9%
12/31/2019	2.01	912	1,830	1.25%	24.5%	12/31/2019	2.05	16	33	1.00%	24.8%	12/31/2019	2.09	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.72	2	$6	0.50%	18.0%	12/31/2023	$2.80	0	$0	0.25%	18.3%	12/31/2023	$2.89	0	$0	0.00%	18.6%
12/31/2022	2.30	4	8	0.50%	-19.1%	12/31/2022	2.37	0	0	0.25%	-18.9%	12/31/2022	2.43	0	0	0.00%	-18.7%
12/31/2021	2.85	16	46	0.50%	14.8%	12/31/2021	2.92	0	0	0.25%	15.1%	12/31/2021	2.99	0	0	0.00%	15.4%
12/31/2020	2.48	16	40	0.50%	16.2%	12/31/2020	2.54	0	0	0.25%	16.5%	12/31/2020	2.59	0	0	0.00%	16.8%
12/31/2019	2.13	16	35	0.50%	25.4%	12/31/2019	2.18	0	0	0.25%	25.7%	12/31/2019	2.22	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.5%
2021	1.9%
2020	0.6%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund M Class - 06-111

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,218	$21,596	2,041
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$20,207

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,857	11,072	$1.43
Band 100	4,350	2,898	1.50
Band 75	-	-	1.57
Band 50	-	-	1.65
Band 25	-	-	1.73
Band 0	-	-	1.81
Total	$20,207	13,970

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$600
Mortality & expense charges			(414)
Net investment income (loss)			186

Gain (loss) on investments:
Net realized gain (loss)			(8,851)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,412
Net gain (loss)			2,561

Increase (decrease) in net assets from operations			$2,747

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$186	$1,058
Net realized gain (loss)		(8,851)	(13,771)
Realized gain distributions		-	3,227
Net change in unrealized appreciation (depreciation)		11,412	(22,196)

Increase (decrease) in net assets from operations		2,747	(31,682)

Contract owner transactions:
Proceeds from units sold		142	1,218
Cost of units redeemed		(78,184)	(175,109)
Account charges		(43)	(59)
Increase (decrease)		(78,085)	(173,950)
Net increase (decrease)		(75,338)	(205,632)
Net assets, beginning		95,545	301,177
Net assets, ending		$20,207	$95,545

Units sold		102	58,997
Units redeemed		(55,899)	(182,495)
Net increase (decrease)		(55,797)	(123,498)
Units outstanding, beginning		69,767	193,265
Units outstanding, ending		13,970	69,767

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,104,870
Cost of units redeemed/account charges			(3,363,919)
Net investment income (loss)			17,683
Net realized gain (loss)			115,528
Realized gain distributions			147,423
Net change in unrealized appreciation (depreciation)			(1,378)
Net assets			$20,207
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	11	$16	1.25%	6.2%	12/31/2023	$1.50	3	$4	1.00%	6.5%	12/31/2023	$1.57	0	$0	0.75%	6.8%
12/31/2022	1.35	45	61	1.25%	-13.0%	12/31/2022	1.41	24	35	1.00%	-12.7%	12/31/2022	1.47	0	0	0.75%	-12.5%
12/31/2021	1.55	165	256	1.25%	1.4%	12/31/2021	1.62	28	45	1.00%	1.6%	12/31/2021	1.68	0	0	0.75%	1.9%
12/31/2020	1.53	152	232	1.25%	6.8%	12/31/2020	1.59	49	78	1.00%	7.1%	12/31/2020	1.65	0	0	0.75%	7.4%
12/31/2019	1.43	128	183	1.25%	9.2%	12/31/2019	1.48	51	75	1.00%	9.5%	12/31/2019	1.54	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	0	$0	0.50%	7.0%	12/31/2023	$1.73	0	$0	0.25%	7.3%	12/31/2023	$1.81	0	$0	0.00%	7.6%
12/31/2022	1.54	0	0	0.50%	-12.3%	12/31/2022	1.61	0	0	0.25%	-12.1%	12/31/2022	1.68	0	0	0.00%	-11.9%
12/31/2021	1.76	0	0	0.50%	2.1%	12/31/2021	1.83	0	0	0.25%	2.4%	12/31/2021	1.91	0	0	0.00%	2.6%
12/31/2020	1.72	0	0	0.50%	7.6%	12/31/2020	1.79	0	0	0.25%	7.9%	12/31/2020	1.86	0	0	0.00%	8.2%
12/31/2019	1.60	0	0	0.50%	10.0%	12/31/2019	1.66	0	0	0.25%	10.3%	12/31/2019	1.72	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.6%
2021	1.8%
2020	0.8%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Growth & Income Fund M Class - 06-265

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$533,434	$452,244	14,844
Receivables: investments sold	-
Payables: investments purchased	(63)
Net assets	$533,371

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$325,927	76,867	$4.24
Band 100	207,444	46,509	4.46
Band 75	-	-	4.69
Band 50	-	-	4.94
Band 25	-	-	5.19
Band 0	-	-	5.54
Total	$533,371	123,376

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,342
Mortality & expense charges			(6,753)
Net investment income (loss)			(411)

Gain (loss) on investments:
Net realized gain (loss)			31,673
Realized gain distributions			6,818
Net change in unrealized appreciation (depreciation)			53,477
Net gain (loss)			91,968

Increase (decrease) in net assets from operations			$91,557

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(411)	$(589)
Net realized gain (loss)		31,673	8,698
Realized gain distributions		6,818	2,035
Net change in unrealized appreciation (depreciation)		53,477	(49,934)

Increase (decrease) in net assets from operations		91,557	(39,790)

Contract owner transactions:
Proceeds from units sold		73,265	171,173
Cost of units redeemed		(242,563)	(93,710)
Account charges		(324)	(275)
Increase (decrease)		(169,622)	77,188
Net increase (decrease)		(78,065)	37,398
Net assets, beginning		611,436	574,038
Net assets, ending		$533,371	$611,436

Units sold		18,692	45,160
Units redeemed		(60,522)	(24,569)
Net increase (decrease)		(41,830)	20,591
Units outstanding, beginning		165,206	144,615
Units outstanding, ending		123,376	165,206

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,732,689
Cost of units redeemed/account charges			(1,559,348)
Net investment income (loss)			(1,128)
Net realized gain (loss)			138,739
Realized gain distributions			141,229
Net change in unrealized appreciation (depreciation)			81,190
Net assets			$533,371
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.24	77	$326	1.25%	16.2%	12/31/2023	$4.46	47	$207	1.00%	16.5%	12/31/2023	$4.69	0	$0	0.75%	16.8%
12/31/2022	3.65	117	427	1.25%	-6.4%	12/31/2022	3.83	48	184	1.00%	-6.2%	12/31/2022	4.02	0	0	0.75%	-5.9%
12/31/2021	3.90	88	342	1.25%	23.6%	12/31/2021	4.08	57	232	1.00%	23.9%	12/31/2021	4.27	0	0	0.75%	24.2%
12/31/2020	3.15	72	228	1.25%	5.6%	12/31/2020	3.29	49	163	1.00%	5.9%	12/31/2020	3.44	0	0	0.75%	6.2%
12/31/2019	2.99	76	227	1.25%	28.3%	12/31/2019	3.11	14	44	1.00%	28.6%	12/31/2019	3.24	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.94	0	$0	0.50%	17.1%	12/31/2023	$5.19	0	$0	0.25%	17.4%	12/31/2023	$5.54	0	$0	0.00%	17.7%
12/31/2022	4.22	0	0	0.50%	-5.7%	12/31/2022	4.42	0	0	0.25%	-5.5%	12/31/2022	4.71	0	0	0.00%	-5.2%
12/31/2021	4.47	0	0	0.50%	24.5%	12/31/2021	4.68	0	0	0.25%	24.8%	12/31/2021	4.97	0	0	0.00%	25.1%
12/31/2020	3.59	0	0	0.50%	6.4%	12/31/2020	3.75	0	0	0.25%	6.7%	12/31/2020	3.97	0	0	0.00%	7.0%
12/31/2019	3.37	0	0	0.50%	29.2%	12/31/2019	3.51	0	0	0.25%	29.5%	12/31/2019	3.71	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.1%
2021	1.6%
2020	1.7%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Growth Opportunities Fund M Class - 06-125

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,287,672	$2,441,923	17,971
Receivables: investments sold	-
Payables: investments purchased	(22,868)
Net assets	$2,264,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,049,731	306,347	$6.69
Band 100	215,073	30,605	7.03
Band 75	-	-	7.38
Band 50	-	-	7.75
Band 25	-	-	8.14
Band 0	-	-	8.55
Total	$2,264,804	336,952

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(23,780)
Net investment income (loss)			(23,780)

Gain (loss) on investments:
Net realized gain (loss)			(72,514)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			785,938
Net gain (loss)			713,424

Increase (decrease) in net assets from operations			$689,644

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,780)	$(24,478)
Net realized gain (loss)		(72,514)	(350,667)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		785,938	(749,460)

Increase (decrease) in net assets from operations		689,644	(1,124,605)

Contract owner transactions:
Proceeds from units sold		358,973	455,316
Cost of units redeemed		(336,481)	(807,272)
Account charges		(534)	(477)
Increase (decrease)		21,958	(352,433)
Net increase (decrease)		711,602	(1,477,038)
Net assets, beginning		1,553,202	3,030,240
Net assets, ending		$2,264,804	$1,553,202

Units sold		64,314	84,987
Units redeemed		(58,280)	(145,261)
Net increase (decrease)		6,034	(60,274)
Units outstanding, beginning		330,918	391,192
Units outstanding, ending		336,952	330,918

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,347,803
Cost of units redeemed/account charges			(11,942,711)
Net investment income (loss)			(296,077)
Net realized gain (loss)			1,231,008
Realized gain distributions			1,079,032
Net change in unrealized appreciation (depreciation)			(154,251)
Net assets			$2,264,804
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.69	306	$2,050	1.25%	43.0%	12/31/2023	$7.03	31	$215	1.00%	43.4%	12/31/2023	$7.38	0	$0	0.75%	43.7%
12/31/2022	4.68	309	1,444	1.25%	-39.3%	12/31/2022	4.90	22	109	1.00%	-39.2%	12/31/2022	5.14	0	0	0.75%	-39.0%
12/31/2021	7.71	351	2,709	1.25%	9.8%	12/31/2021	8.06	40	322	1.00%	10.0%	12/31/2021	8.42	0	0	0.75%	10.3%
12/31/2020	7.03	297	2,086	1.25%	66.1%	12/31/2020	7.32	56	408	1.00%	66.5%	12/31/2020	7.63	0	0	0.75%	66.9%
12/31/2019	4.23	145	615	1.25%	38.2%	12/31/2019	4.40	84	370	1.00%	38.6%	12/31/2019	4.57	0	0	0.75%	38.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.75	0	$0	0.50%	44.1%	12/31/2023	$8.14	0	$0	0.25%	44.4%	12/31/2023	$8.55	0	$0	0.00%	44.8%
12/31/2022	5.38	0	0	0.50%	-38.9%	12/31/2022	5.64	0	0	0.25%	-38.7%	12/31/2022	5.90	0	0	0.00%	-38.6%
12/31/2021	8.80	0	0	0.50%	10.6%	12/31/2021	9.20	0	0	0.25%	10.9%	12/31/2021	9.61	0	0	0.00%	11.1%
12/31/2020	7.96	0	0	0.50%	67.4%	12/31/2020	8.30	0	0	0.25%	67.8%	12/31/2020	8.65	0	0	0.00%	68.2%
12/31/2019	4.76	0	0	0.50%	39.3%	12/31/2019	4.94	0	0	0.25%	39.6%	12/31/2019	5.14	0	0	0.00%	39.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor International Capital Appreciation Fund M Class - 06-155

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,684,383	$6,834,278	250,168
Receivables: investments sold	10,118
Payables: investments purchased	-
Net assets	$6,694,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,694,501	2,312,631	$2.89
Band 100	-	-	3.04
Band 75	-	-	3.19
Band 50	-	-	3.35
Band 25	-	-	3.52
Band 0	-	-	3.70
Total	$6,694,501	2,312,631

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(73,477)
Net investment income (loss)			(73,477)

Gain (loss) on investments:
Net realized gain (loss)			(38,008)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,437,919
Net gain (loss)			1,399,911

Increase (decrease) in net assets from operations			$1,326,434

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(73,477)	$(69,273)
Net realized gain (loss)		(38,008)	(330,468)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,437,919	(1,795,253)

Increase (decrease) in net assets from operations		1,326,434	(2,194,994)

Contract owner transactions:
Proceeds from units sold		555,002	615,383
Cost of units redeemed		(270,477)	(1,784,055)
Account charges		(974)	(1,766)
Increase (decrease)		283,551	(1,170,438)
Net increase (decrease)		1,609,985	(3,365,432)
Net assets, beginning		5,084,516	8,449,948
Net assets, ending		$6,694,501	$5,084,516

Units sold		213,479	254,405
Units redeemed		(104,027)	(693,009)
Net increase (decrease)		109,452	(438,604)
Units outstanding, beginning		2,203,179	2,641,783
Units outstanding, ending		2,312,631	2,203,179

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,073,179
Cost of units redeemed/account charges			(30,474,451)
Net investment income (loss)			(583,462)
Net realized gain (loss)			3,526,165
Realized gain distributions			302,965
Net change in unrealized appreciation (depreciation)			(149,895)
Net assets			$6,694,501
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.89	2,313	$6,695	1.25%	25.4%	12/31/2023	$3.04	0	$0	1.00%	25.7%	12/31/2023	$3.19	0	$0	0.75%	26.1%
12/31/2022	2.31	2,203	5,085	1.25%	-27.8%	12/31/2022	2.42	0	0	1.00%	-27.7%	12/31/2022	2.53	0	0	0.75%	-27.5%
12/31/2021	3.20	2,642	8,450	1.25%	10.3%	12/31/2021	3.34	0	0	1.00%	10.6%	12/31/2021	3.49	0	0	0.75%	10.9%
12/31/2020	2.90	5,198	15,070	1.25%	20.1%	12/31/2020	3.02	0	0	1.00%	20.4%	12/31/2020	3.15	0	0	0.75%	20.7%
12/31/2019	2.41	7,632	18,426	1.25%	30.4%	12/31/2019	2.51	0	0	1.00%	30.8%	12/31/2019	2.61	0	0	0.75%	31.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.35	0	$0	0.50%	26.4%	12/31/2023	$3.52	0	$0	0.25%	26.7%	12/31/2023	$3.70	0	$0	0.00%	27.0%
12/31/2022	2.65	0	0	0.50%	-27.3%	12/31/2022	2.78	0	0	0.25%	-27.1%	12/31/2022	2.91	0	0	0.00%	-26.9%
12/31/2021	3.65	0	0	0.50%	11.2%	12/31/2021	3.82	0	0	0.25%	11.4%	12/31/2021	3.99	0	0	0.00%	11.7%
12/31/2020	3.28	0	0	0.50%	21.0%	12/31/2020	3.42	0	0	0.25%	21.3%	12/31/2020	3.57	0	0	0.00%	21.6%
12/31/2019	2.71	0	0	0.50%	31.4%	12/31/2019	2.82	0	0	0.25%	31.8%	12/31/2019	2.94	0	0	0.00%	32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$871,580	$908,975	22,255
Receivables: investments sold	6,616
Payables: investments purchased	-
Net assets	$878,196

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$688,861	227,744	$3.02
Band 100	189,335	59,964	3.16
Band 75	-	-	3.30
Band 50	-	-	3.44
Band 25	-	-	3.59
Band 0	-	-	3.75
Total	$878,196	287,708

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$547
Mortality & expense charges			(9,809)
Net investment income (loss)			(9,262)

Gain (loss) on investments:
Net realized gain (loss)			(12,665)
Realized gain distributions			106,697
Net change in unrealized appreciation (depreciation)			95,718
Net gain (loss)			189,750

Increase (decrease) in net assets from operations			$180,488

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,262)	$(7,843)
Net realized gain (loss)		(12,665)	3,931
Realized gain distributions		106,697	102,050
Net change in unrealized appreciation (depreciation)		95,718	(361,275)

Increase (decrease) in net assets from operations		180,488	(263,137)

Contract owner transactions:
Proceeds from units sold		95,449	67,170
Cost of units redeemed		(234,955)	(34,958)
Account charges		(793)	(814)
Increase (decrease)		(140,299)	31,398
Net increase (decrease)		40,189	(231,739)
Net assets, beginning		838,007	1,069,746
Net assets, ending		$878,196	$838,007

Units sold		39,924	25,317
Units redeemed		(93,263)	(12,995)
Net increase (decrease)		(53,339)	12,322
Units outstanding, beginning		341,047	328,725
Units outstanding, ending		287,708	341,047

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,356,198
Cost of units redeemed/account charges			(18,597,811)
Net investment income (loss)			(395,266)
Net realized gain (loss)			2,672,349
Realized gain distributions			1,880,121
Net change in unrealized appreciation (depreciation)			(37,395)
Net assets			$878,196
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.02	228	$689	1.25%	23.9%	12/31/2023	$3.16	60	$189	1.00%	24.2%	12/31/2023	$3.30	0	$0	0.75%	24.6%
12/31/2022	2.44	285	695	1.25%	-24.5%	12/31/2022	2.54	56	143	1.00%	-24.4%	12/31/2022	2.65	0	0	0.75%	-24.2%
12/31/2021	3.23	276	894	1.25%	23.3%	12/31/2021	3.36	52	176	1.00%	23.6%	12/31/2021	3.49	0	0	0.75%	23.9%
12/31/2020	2.62	283	743	1.25%	27.0%	12/31/2020	2.72	73	199	1.00%	27.3%	12/31/2020	2.82	0	0	0.75%	27.6%
12/31/2019	2.07	543	1,122	1.25%	27.5%	12/31/2019	2.14	72	155	1.00%	27.9%	12/31/2019	2.21	0	0	0.75%	28.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.44	0	$0	0.50%	24.9%	12/31/2023	$3.59	0	$0	0.25%	25.2%	12/31/2023	$3.75	0	$0	0.00%	25.5%
12/31/2022	2.76	0	0	0.50%	-24.0%	12/31/2022	2.87	0	0	0.25%	-23.8%	12/31/2022	2.99	0	0	0.00%	-23.6%
12/31/2021	3.62	0	0	0.50%	24.2%	12/31/2021	3.76	0	0	0.25%	24.5%	12/31/2021	3.91	0	0	0.00%	24.8%
12/31/2020	2.92	1	2	0.50%	28.0%	12/31/2020	3.02	0	0	0.25%	28.3%	12/31/2020	3.13	0	0	0.00%	28.6%
12/31/2019	2.28	1	2	0.50%	28.5%	12/31/2019	2.36	0	0	0.25%	28.8%	12/31/2019	2.44	0	0	0.00%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$352,324	$364,418	8,145
Receivables: investments sold	-
Payables: investments purchased	(6,856)
Net assets	$345,468

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$345,468	109,675	$3.15
Band 100	-	-	3.29
Band 75	-	-	3.43
Band 50	-	-	3.58
Band 25	-	-	3.74
Band 0	-	-	3.90
Total	$345,468	109,675

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$990
Mortality & expense charges			(4,464)
Net investment income (loss)			(3,474)

Gain (loss) on investments:
Net realized gain (loss)			(3,750)
Realized gain distributions			45,584
Net change in unrealized appreciation (depreciation)			39,567
Net gain (loss)			81,401

Increase (decrease) in net assets from operations			$77,927

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,474)	$(3,047)
Net realized gain (loss)		(3,750)	4,563
Realized gain distributions		45,584	37,409
Net change in unrealized appreciation (depreciation)		39,567	(143,360)

Increase (decrease) in net assets from operations		77,927	(104,435)

Contract owner transactions:
Proceeds from units sold		16,846	23,603
Cost of units redeemed		(72,628)	(38,632)
Account charges		(98)	(295)
Increase (decrease)		(55,880)	(15,324)
Net increase (decrease)		22,047	(119,759)
Net assets, beginning		323,421	443,180
Net assets, ending		$345,468	$323,421

Units sold		6,016	8,418
Units redeemed		(23,922)	(13,062)
Net increase (decrease)		(17,906)	(4,644)
Units outstanding, beginning		127,581	132,225
Units outstanding, ending		109,675	127,581

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,334,670
Cost of units redeemed/account charges			(10,156,391)
Net investment income (loss)			(182,513)
Net realized gain (loss)			583,074
Realized gain distributions			778,722
Net change in unrealized appreciation (depreciation)			(12,094)
Net assets			$345,468
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.15	110	$345	1.25%	24.3%	12/31/2023	$3.29	0	$0	1.00%	24.6%	12/31/2023	$3.43	0	$0	0.75%	24.9%
12/31/2022	2.54	128	323	1.25%	-24.4%	12/31/2022	2.64	0	0	1.00%	-24.2%	12/31/2022	2.75	0	0	0.75%	-24.0%
12/31/2021	3.35	132	443	1.25%	23.6%	12/31/2021	3.48	0	0	1.00%	23.9%	12/31/2021	3.62	0	0	0.75%	24.2%
12/31/2020	2.71	152	413	1.25%	27.3%	12/31/2020	2.81	0	0	1.00%	27.6%	12/31/2020	2.91	0	0	0.75%	27.9%
12/31/2019	2.13	146	311	1.25%	27.9%	12/31/2019	2.20	0	0	1.00%	28.2%	12/31/2019	2.28	0	0	0.75%	28.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.58	0	$0	0.50%	25.2%	12/31/2023	$3.74	0	$0	0.25%	25.5%	12/31/2023	$3.90	0	$0	0.00%	25.8%
12/31/2022	2.86	0	0	0.50%	-23.8%	12/31/2022	2.98	0	0	0.25%	-23.6%	12/31/2022	3.10	0	0	0.00%	-23.4%
12/31/2021	3.76	0	0	0.50%	24.5%	12/31/2021	3.90	0	0	0.25%	24.8%	12/31/2021	4.05	0	0	0.00%	25.2%
12/31/2020	3.02	0	0	0.50%	28.3%	12/31/2020	3.13	0	0	0.25%	28.6%	12/31/2020	3.24	0	0	0.00%	28.9%
12/31/2019	2.35	0	0	0.50%	28.8%	12/31/2019	2.43	0	0	0.25%	29.1%	12/31/2019	2.51	0	0	0.00%	29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.4%
2021	0.1%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund A Class - 06-295

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$213,961	$209,707	6,585
Receivables: investments sold	65
Payables: investments purchased	-
Net assets	$214,026

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$214,026	50,213	$4.26
Band 100	-	-	4.41
Band 75	-	-	4.56
Band 50	-	-	4.72
Band 25	-	-	4.88
Band 0	-	-	5.05
Total	$214,026	50,213

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$410
Mortality & expense charges			(2,214)
Net investment income (loss)			(1,804)

Gain (loss) on investments:
Net realized gain (loss)			(602)
Realized gain distributions			11,619
Net change in unrealized appreciation (depreciation)			42,621
Net gain (loss)			53,638

Increase (decrease) in net assets from operations			$51,834

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,804)	$(2,215)
Net realized gain (loss)		(602)	(6,873)
Realized gain distributions		11,619	18,532
Net change in unrealized appreciation (depreciation)		42,621	(98,235)

Increase (decrease) in net assets from operations		51,834	(88,791)

Contract owner transactions:
Proceeds from units sold		39,738	7,057
Cost of units redeemed		(2,251)	(152,135)
Account charges		(8)	(3)
Increase (decrease)		37,479	(145,081)
Net increase (decrease)		89,313	(233,872)
Net assets, beginning		124,713	358,585
Net assets, ending		$214,026	$124,713

Units sold		11,529	2,023
Units redeemed		(602)	(43,638)
Net increase (decrease)		10,927	(41,615)
Units outstanding, beginning		39,286	80,901
Units outstanding, ending		50,213	39,286

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,856,612
Cost of units redeemed/account charges			(15,254,813)
Net investment income (loss)			(385,269)
Net realized gain (loss)			2,051,766
Realized gain distributions			1,941,476
Net change in unrealized appreciation (depreciation)			4,254
Net assets			$214,026
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.26	50	$214	1.25%	34.3%	12/31/2023	$4.41	0	$0	1.00%	34.6%	12/31/2023	$4.56	0	$0	0.75%	34.9%
12/31/2022	3.17	39	125	1.25%	-28.4%	12/31/2022	3.28	0	0	1.00%	-28.2%	12/31/2022	3.38	0	0	0.75%	-28.0%
12/31/2021	4.43	81	359	1.25%	22.8%	12/31/2021	4.56	0	0	1.00%	23.1%	12/31/2021	4.70	0	0	0.75%	23.4%
12/31/2020	3.61	101	366	1.25%	22.1%	12/31/2020	3.71	0	0	1.00%	22.4%	12/31/2020	3.81	0	0	0.75%	22.7%
12/31/2019	2.96	196	579	1.25%	27.5%	12/31/2019	3.03	0	0	1.00%	27.9%	12/31/2019	3.10	0	0	0.75%	28.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.72	0	$0	0.50%	35.3%	12/31/2023	$4.88	0	$0	0.25%	35.6%	12/31/2023	$5.05	0	$0	0.00%	36.0%
12/31/2022	3.49	0	0	0.50%	-27.8%	12/31/2022	3.60	0	0	0.25%	-27.7%	12/31/2022	3.72	0	0	0.00%	-27.5%
12/31/2021	4.83	0	0	0.50%	23.7%	12/31/2021	4.98	0	0	0.25%	24.0%	12/31/2021	5.12	0	0	0.00%	24.3%
12/31/2020	3.91	0	0	0.50%	23.0%	12/31/2020	4.01	0	0	0.25%	23.3%	12/31/2020	4.12	0	0	0.00%	23.6%
12/31/2019	3.18	0	0	0.50%	28.5%	12/31/2019	3.25	0	0	0.25%	28.8%	12/31/2019	3.33	0	0	0.00%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.2%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund M Class - 06-166

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,836,307	$2,663,905	93,645
Receivables: investments sold	-
Payables: investments purchased	(4,474)
Net assets	$2,831,833

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,437,447	298,203	$4.82
Band 100	1,394,386	276,113	5.05
Band 75	-	-	5.29
Band 50	-	-	5.54
Band 25	-	-	5.81
Band 0	-	-	6.08
Total	$2,831,833	574,316

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$202
Mortality & expense charges			(30,033)
Net investment income (loss)			(29,831)

Gain (loss) on investments:
Net realized gain (loss)			(19,526)
Realized gain distributions			178,255
Net change in unrealized appreciation (depreciation)			649,474
Net gain (loss)			808,203

Increase (decrease) in net assets from operations			$778,372

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29,831)	$(31,332)
Net realized gain (loss)		(19,526)	97,596
Realized gain distributions		178,255	354,121
Net change in unrealized appreciation (depreciation)		649,474	(1,645,322)

Increase (decrease) in net assets from operations		778,372	(1,224,937)

Contract owner transactions:
Proceeds from units sold		32,203	81,910
Cost of units redeemed		(422,395)	(1,102,386)
Account charges		(704)	(695)
Increase (decrease)		(390,896)	(1,021,171)
Net increase (decrease)		387,476	(2,246,108)
Net assets, beginning		2,444,357	4,690,465
Net assets, ending		$2,831,833	$2,444,357

Units sold		10,712	22,270
Units redeemed		(101,184)	(273,340)
Net increase (decrease)		(90,472)	(251,070)
Units outstanding, beginning		664,788	915,858
Units outstanding, ending		574,316	664,788

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$21,057,920
Cost of units redeemed/account charges			(26,209,017)
Net investment income (loss)			(958,740)
Net realized gain (loss)			3,390,459
Realized gain distributions			5,378,809
Net change in unrealized appreciation (depreciation)			172,402
Net assets			$2,831,833
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.82	298	$1,437	1.25%	33.9%	12/31/2023	$5.05	276	$1,394	1.00%	34.3%	12/31/2023	$5.29	0	$0	0.75%	34.6%
12/31/2022	3.60	347	1,251	1.25%	-28.5%	12/31/2022	3.76	317	1,194	1.00%	-28.4%	12/31/2022	3.93	0	0	0.75%	-28.2%
12/31/2021	5.04	555	2,795	1.25%	22.5%	12/31/2021	5.25	361	1,895	1.00%	22.8%	12/31/2021	5.47	0	0	0.75%	23.1%
12/31/2020	4.11	594	2,443	1.25%	21.8%	12/31/2020	4.28	395	1,690	1.00%	22.1%	12/31/2020	4.45	0	0	0.75%	22.4%
12/31/2019	3.38	892	3,013	1.25%	27.2%	12/31/2019	3.50	520	1,821	1.00%	27.5%	12/31/2019	3.63	0	0	0.75%	27.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.54	0	$0	0.50%	34.9%	12/31/2023	$5.81	0	$0	0.25%	35.3%	12/31/2023	$6.08	0	$0	0.00%	35.6%
12/31/2022	4.11	0	0	0.50%	-28.0%	12/31/2022	4.29	0	0	0.25%	-27.8%	12/31/2022	4.49	0	0	0.00%	-27.6%
12/31/2021	5.71	0	0	0.50%	23.4%	12/31/2021	5.95	0	0	0.25%	23.7%	12/31/2021	6.20	0	0	0.00%	24.0%
12/31/2020	4.62	0	0	0.50%	22.7%	12/31/2020	4.81	0	0	0.25%	23.0%	12/31/2020	5.00	0	0	0.00%	23.3%
12/31/2019	3.77	0	0	0.50%	28.2%	12/31/2019	3.91	0	0	0.25%	28.5%	12/31/2019	4.05	0	0	0.00%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.1%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Overseas Fund M Class - 06-165 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.36
Band 100	-	-	2.47
Band 75	-	-	2.60
Band 50	-	-	2.73
Band 25	-	-	2.87
Band 0	-	-	3.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,383
Cost of units redeemed/account charges			(22,490)
Net investment income (loss)			(921)
Net realized gain (loss)			(3,258)
Realized gain distributions			6,286
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.36	0	$0	1.25%	18.3%	12/31/2023	$2.47	0	$0	1.00%	18.6%	12/31/2023	$2.60	0	$0	0.75%	18.9%
12/31/2022	1.99	0	0	1.25%	-25.7%	12/31/2022	2.09	0	0	1.00%	-25.5%	12/31/2022	2.19	0	0	0.75%	-25.3%
12/31/2021	2.68	0	0	1.25%	17.2%	12/31/2021	2.80	0	0	1.00%	17.5%	12/31/2021	2.93	0	0	0.75%	17.8%
12/31/2020	2.29	0	0	1.25%	13.0%	12/31/2020	2.38	0	0	1.00%	13.3%	12/31/2020	2.49	0	0	0.75%	13.6%
12/31/2019	2.02	0	0	1.25%	25.6%	12/31/2019	2.11	0	0	1.00%	25.9%	12/31/2019	2.19	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.73	0	$0	0.50%	19.2%	12/31/2023	$2.87	0	$0	0.25%	19.5%	12/31/2023	$3.01	0	$0	0.00%	19.8%
12/31/2022	2.29	0	0	0.50%	-25.1%	12/31/2022	2.40	0	0	0.25%	-25.0%	12/31/2022	2.51	0	0	0.00%	-24.8%
12/31/2021	3.06	0	0	0.50%	18.1%	12/31/2021	3.20	0	0	0.25%	18.4%	12/31/2021	3.34	0	0	0.00%	18.7%
12/31/2020	2.59	0	0	0.50%	13.9%	12/31/2020	2.70	0	0	0.25%	14.1%	12/31/2020	2.82	0	0	0.00%	14.4%
12/31/2019	2.28	0	0	0.50%	26.5%	12/31/2019	2.37	0	0	0.25%	26.8%	12/31/2019	2.46	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund I Class - 06-047

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,199	$32,296	1,890
Receivables: investments sold	15
Payables: investments purchased	-
Net assets	$32,214

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,214	22,165	$1.45
Band 100	-	-	1.49
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.60
Band 0	-	-	1.64
Total	$32,214	22,165

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$780
Mortality & expense charges			(701)
Net investment income (loss)			79

Gain (loss) on investments:
Net realized gain (loss)			(25,602)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			29,284
Net gain (loss)			3,682

Increase (decrease) in net assets from operations			$3,761

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$79	$(433)
Net realized gain (loss)		(25,602)	(403)
Realized gain distributions		-	13,950
Net change in unrealized appreciation (depreciation)		29,284	(54,259)

Increase (decrease) in net assets from operations		3,761	(41,145)

Contract owner transactions:
Proceeds from units sold		6,453	11,421
Cost of units redeemed		(75,142)	(18,021)
Account charges		(27)	(39)
Increase (decrease)		(68,716)	(6,639)
Net increase (decrease)		(64,955)	(47,784)
Net assets, beginning		97,169	144,953
Net assets, ending		$32,214	$97,169

Units sold		4,769	7,913
Units redeemed		(56,027)	(12,420)
Net increase (decrease)		(51,258)	(4,507)
Units outstanding, beginning		73,423	77,930
Units outstanding, ending		22,165	73,423

* Date of Fund Inception into Variable Account: 2 /14 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,137,253
Cost of units redeemed/account charges			(2,325,986)
Net investment income (loss)			23,249
Net realized gain (loss)			5,952
Realized gain distributions			191,843
Net change in unrealized appreciation (depreciation)			(97)
Net assets			$32,214
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	22	$32	1.25%	9.8%	12/31/2023	$1.49	0	$0	1.00%	10.1%	12/31/2023	$1.53	0	$0	0.75%	10.4%
12/31/2022	1.32	73	97	1.25%	-28.9%	12/31/2022	1.35	0	0	1.00%	-28.7%	12/31/2022	1.38	0	0	0.75%	-28.5%
12/31/2021	1.86	78	145	1.25%	37.0%	12/31/2021	1.90	0	0	1.00%	37.4%	12/31/2021	1.93	0	0	0.75%	37.7%
12/31/2020	1.36	108	146	1.25%	-7.8%	12/31/2020	1.38	0	0	1.00%	-7.6%	12/31/2020	1.40	0	0	0.75%	-7.4%
12/31/2019	1.47	278	409	1.25%	21.4%	12/31/2019	1.49	0	0	1.00%	21.7%	12/31/2019	1.52	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	10.6%	12/31/2023	$1.60	0	$0	0.25%	10.9%	12/31/2023	$1.64	0	$0	0.00%	11.2%
12/31/2022	1.41	0	0	0.50%	-28.3%	12/31/2022	1.45	0	0	0.25%	-28.1%	12/31/2022	1.48	0	0	0.00%	-28.0%
12/31/2021	1.97	0	0	0.50%	38.1%	12/31/2021	2.01	0	0	0.25%	38.4%	12/31/2021	2.05	0	0	0.00%	38.8%
12/31/2020	1.43	0	0	0.50%	-7.1%	12/31/2020	1.45	0	0	0.25%	-6.9%	12/31/2020	1.48	0	0	0.00%	-6.7%
12/31/2019	1.54	0	0	0.50%	22.4%	12/31/2019	1.56	0	0	0.25%	22.7%	12/31/2019	1.58	0	0	0.00%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.8%
2021	0.7%
2020	0.9%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund M Class - 06-391

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,213	$64,926	3,424
Receivables: investments sold	1,800
Payables: investments purchased	-
Net assets	$57,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,013	33,321	$1.71
Band 100	-	-	1.77
Band 75	-	-	1.82
Band 50	-	-	1.88
Band 25	-	-	1.94
Band 0	-	-	2.00
Total	$57,013	33,321

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,038
Mortality & expense charges			(600)
Net investment income (loss)			438

Gain (loss) on investments:
Net realized gain (loss)			(189)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,289
Net gain (loss)			4,100

Increase (decrease) in net assets from operations			$4,538

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$438	$(179)
Net realized gain (loss)		(189)	273
Realized gain distributions		-	6,359
Net change in unrealized appreciation (depreciation)		4,289	(23,071)

Increase (decrease) in net assets from operations		4,538	(16,618)

Contract owner transactions:
Proceeds from units sold		7,491	8,780
Cost of units redeemed		-	(3,348)
Account charges		-	(103)
Increase (decrease)		7,491	5,329
Net increase (decrease)		12,029	(11,289)
Net assets, beginning		44,984	56,273
Net assets, ending		$57,013	$44,984

Units sold		4,613	5,239
Units redeemed		-	(1,977)
Net increase (decrease)		4,613	3,262
Units outstanding, beginning		28,708	25,446
Units outstanding, ending		33,321	28,708

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$882,609
Cost of units redeemed/account charges			(943,307)
Net investment income (loss)			(2,062)
Net realized gain (loss)			57,636
Realized gain distributions			71,850
Net change in unrealized appreciation (depreciation)			(9,713)
Net assets			$57,013
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	33	$57	1.25%	9.2%	12/31/2023	$1.77	0	$0	1.00%	9.5%	12/31/2023	$1.82	0	$0	0.75%	9.7%
12/31/2022	1.57	29	45	1.25%	-29.1%	12/31/2022	1.61	0	0	1.00%	-29.0%	12/31/2022	1.66	0	0	0.75%	-28.8%
12/31/2021	2.21	25	56	1.25%	36.5%	12/31/2021	2.27	0	0	1.00%	36.8%	12/31/2021	2.33	0	0	0.75%	37.2%
12/31/2020	1.62	24	39	1.25%	-8.3%	12/31/2020	1.66	0	0	1.00%	-8.0%	12/31/2020	1.70	0	0	0.75%	-7.8%
12/31/2019	1.77	22	40	1.25%	20.9%	12/31/2019	1.80	0	0	1.00%	21.2%	12/31/2019	1.84	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	0	$0	0.50%	10.0%	12/31/2023	$1.94	0	$0	0.25%	10.3%	12/31/2023	$2.00	0	$0	0.00%	10.6%
12/31/2022	1.71	0	0	0.50%	-28.6%	12/31/2022	1.76	0	0	0.25%	-28.4%	12/31/2022	1.81	0	0	0.00%	-28.3%
12/31/2021	2.39	0	0	0.50%	37.5%	12/31/2021	2.46	0	0	0.25%	37.8%	12/31/2021	2.52	0	0	0.00%	38.2%
12/31/2020	1.74	0	0	0.50%	-7.6%	12/31/2020	1.78	0	0	0.25%	-7.3%	12/31/2020	1.83	0	0	0.00%	-7.1%
12/31/2019	1.88	0	0	0.50%	21.8%	12/31/2019	1.92	0	0	0.25%	22.1%	12/31/2019	1.96	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	0.8%
2021	0.6%
2020	1.0%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Fund A Class - 06-392 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.82
Band 75	-	-	1.87
Band 50	-	-	1.93
Band 25	-	-	1.99
Band 0	-	-	2.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,065,102
Cost of units redeemed/account charges			(6,786,583)
Net investment income (loss)			20,407
Net realized gain (loss)			175,437
Realized gain distributions			525,637
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	1.25%	9.4%	12/31/2023	$1.82	0	$0	1.00%	9.7%	12/31/2023	$1.87	0	$0	0.75%	10.0%
12/31/2022	1.61	0	0	1.25%	-29.0%	12/31/2022	1.66	0	0	1.00%	-28.8%	12/31/2022	1.70	0	0	0.75%	-28.6%
12/31/2021	2.26	0	0	1.25%	36.8%	12/31/2021	2.33	0	0	1.00%	37.1%	12/31/2021	2.39	0	0	0.75%	37.5%
12/31/2020	1.66	30	49	1.25%	-8.1%	12/31/2020	1.70	0	0	1.00%	-7.8%	12/31/2020	1.74	0	0	0.75%	-7.6%
12/31/2019	1.80	78	140	1.25%	21.2%	12/31/2019	1.84	0	0	1.00%	21.5%	12/31/2019	1.88	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	0	$0	0.50%	10.2%	12/31/2023	$1.99	0	$0	0.25%	10.5%	12/31/2023	$2.06	0	$0	0.00%	10.8%
12/31/2022	1.75	0	0	0.50%	-28.4%	12/31/2022	1.80	0	0	0.25%	-28.3%	12/31/2022	1.86	0	0	0.00%	-28.1%
12/31/2021	2.45	0	0	0.50%	37.8%	12/31/2021	2.52	0	0	0.25%	38.2%	12/31/2021	2.58	0	0	0.00%	38.5%
12/31/2020	1.78	0	0	0.50%	-7.4%	12/31/2020	1.82	0	0	0.25%	-7.1%	12/31/2020	1.86	0	0	0.00%	-6.9%
12/31/2019	1.92	0	0	0.50%	22.1%	12/31/2019	1.96	0	0	0.25%	22.4%	12/31/2019	2.00	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.6%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Small Cap Fund A Class - 06-393

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,089	$44,812	1,495
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$42,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,099	17,713	$2.38
Band 100	-	-	2.45
Band 75	-	-	2.53
Band 50	-	-	2.61
Band 25	-	-	2.69
Band 0	-	-	2.78
Total	$42,099	17,713

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(462)
Net investment income (loss)			(462)

Gain (loss) on investments:
Net realized gain (loss)			(82)
Realized gain distributions			563
Net change in unrealized appreciation (depreciation)			5,960
Net gain (loss)			6,441

Increase (decrease) in net assets from operations			$5,979

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(462)	$(441)
Net realized gain (loss)		(82)	(60)
Realized gain distributions		563	1,753
Net change in unrealized appreciation (depreciation)		5,960	(10,572)

Increase (decrease) in net assets from operations		5,979	(9,320)

Contract owner transactions:
Proceeds from units sold		1,631	950
Cost of units redeemed		-	-
Account charges		(2)	(2)
Increase (decrease)		1,629	948
Net increase (decrease)		7,608	(8,372)
Net assets, beginning		34,491	42,863
Net assets, ending		$42,099	$34,491

Units sold		761	455
Units redeemed		(1)	(1)
Net increase (decrease)		760	454
Units outstanding, beginning		16,953	16,499
Units outstanding, ending		17,713	16,953

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$205,876
Cost of units redeemed/account charges			(188,661)
Net investment income (loss)			(3,502)
Net realized gain (loss)			16,805
Realized gain distributions			14,304
Net change in unrealized appreciation (depreciation)			(2,723)
Net assets			$42,099
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.38	18	$42	1.25%	16.8%	12/31/2023	$2.45	0	$0	1.00%	17.1%	12/31/2023	$2.53	0	$0	0.75%	17.4%
12/31/2022	2.03	17	34	1.25%	-21.7%	12/31/2022	2.09	0	0	1.00%	-21.5%	12/31/2022	2.16	0	0	0.75%	-21.3%
12/31/2021	2.60	16	43	1.25%	29.7%	12/31/2021	2.67	0	0	1.00%	30.0%	12/31/2021	2.74	0	0	0.75%	30.3%
12/31/2020	2.00	0	0	1.25%	15.7%	12/31/2020	2.05	0	0	1.00%	16.0%	12/31/2020	2.10	0	0	0.75%	16.3%
12/31/2019	1.73	7	12	1.25%	30.7%	12/31/2019	1.77	0	0	1.00%	31.0%	12/31/2019	1.81	0	0	0.75%	31.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.61	0	$0	0.50%	17.7%	12/31/2023	$2.69	0	$0	0.25%	18.0%	12/31/2023	$2.78	0	$0	0.00%	18.3%
12/31/2022	2.22	0	0	0.50%	-21.1%	12/31/2022	2.28	0	0	0.25%	-20.9%	12/31/2022	2.35	0	0	0.00%	-20.7%
12/31/2021	2.81	0	0	0.50%	30.6%	12/31/2021	2.89	0	0	0.25%	31.0%	12/31/2021	2.96	0	0	0.00%	31.3%
12/31/2020	2.15	0	0	0.50%	16.6%	12/31/2020	2.20	0	0	0.25%	16.9%	12/31/2020	2.26	0	0	0.00%	17.2%
12/31/2019	1.85	0	0	0.50%	31.7%	12/31/2019	1.89	0	0	0.25%	32.0%	12/31/2019	1.93	0	0	0.00%	32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Small Cap Fund M Class - 06-275

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,177,656	$2,077,999	88,173
Receivables: investments sold	1,995
Payables: investments purchased	-
Net assets	$2,179,651

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,628,346	292,949	$5.56
Band 100	146,018	24,973	5.85
Band 75	-	-	6.15
Band 50	405,287	62,641	6.47
Band 25	-	-	6.81
Band 0	-	-	7.26
Total	$2,179,651	380,563

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(23,350)
Net investment income (loss)			(23,350)

Gain (loss) on investments:
Net realized gain (loss)			(25,199)
Realized gain distributions			32,751
Net change in unrealized appreciation (depreciation)			336,537
Net gain (loss)			344,089

Increase (decrease) in net assets from operations			$320,739

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,350)	$(25,492)
Net realized gain (loss)		(25,199)	28,405
Realized gain distributions		32,751	118,559
Net change in unrealized appreciation (depreciation)		336,537	(783,776)

Increase (decrease) in net assets from operations		320,739	(662,304)

Contract owner transactions:
Proceeds from units sold		266,528	302,023
Cost of units redeemed		(471,406)	(763,380)
Account charges		(356)	(2,888)
Increase (decrease)		(205,234)	(464,245)
Net increase (decrease)		115,505	(1,126,549)
Net assets, beginning		2,064,146	3,190,695
Net assets, ending		$2,179,651	$2,064,146

Units sold		51,430	60,465
Units redeemed		(91,870)	(146,140)
Net increase (decrease)		(40,440)	(85,675)
Units outstanding, beginning		421,003	506,678
Units outstanding, ending		380,563	421,003

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$33,525,728
Cost of units redeemed/account charges			(39,058,065)
Net investment income (loss)			(1,001,092)
Net realized gain (loss)			1,381,015
Realized gain distributions			7,232,408
Net change in unrealized appreciation (depreciation)			99,657
Net assets			$2,179,651
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.56	293	$1,628	1.25%	16.5%	12/31/2023	$5.85	25	$146	1.00%	16.8%	12/31/2023	$6.15	0	$0	0.75%	17.1%
12/31/2022	4.77	323	1,538	1.25%	-21.9%	12/31/2022	5.00	33	166	1.00%	-21.7%	12/31/2022	5.25	0	0	0.75%	-21.5%
12/31/2021	6.11	374	2,286	1.25%	29.3%	12/31/2021	6.39	35	226	1.00%	29.7%	12/31/2021	6.69	0	0	0.75%	30.0%
12/31/2020	4.72	393	1,857	1.25%	15.5%	12/31/2020	4.93	48	237	1.00%	15.7%	12/31/2020	5.15	0	0	0.75%	16.0%
12/31/2019	4.09	531	2,173	1.25%	30.4%	12/31/2019	4.26	61	258	1.00%	30.7%	12/31/2019	4.44	0	0	0.75%	31.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.47	63	$405	0.50%	17.4%	12/31/2023	$6.81	0	$0	0.25%	17.7%	12/31/2023	$7.26	0	$0	0.00%	18.0%
12/31/2022	5.51	65	360	0.50%	-21.3%	12/31/2022	5.78	0	0	0.25%	-21.1%	12/31/2022	6.15	0	0	0.00%	-20.9%
12/31/2021	7.00	97	679	0.50%	30.3%	12/31/2021	7.33	0	0	0.25%	30.6%	12/31/2021	7.78	0	0	0.00%	31.0%
12/31/2020	5.37	96	514	0.50%	16.3%	12/31/2020	5.61	0	0	0.25%	16.6%	12/31/2020	5.94	0	0	0.00%	16.9%
12/31/2019	4.62	106	488	0.50%	31.4%	12/31/2019	4.81	0	0	0.25%	31.7%	12/31/2019	5.08	0	0	0.00%	32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,651	$126,706	3,138
Receivables: investments sold	-
Payables: investments purchased	(17)
Net assets	$215,634

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,608	17,162	$3.24
Band 100	160,026	48,027	3.33
Band 75	-	-	3.43
Band 50	-	-	3.52
Band 25	-	-	3.62
Band 0	-	-	3.73
Total	$215,634	65,189

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$442
Mortality & expense charges			(2,101)
Net investment income (loss)			(1,659)

Gain (loss) on investments:
Net realized gain (loss)			4,899
Realized gain distributions			2,820
Net change in unrealized appreciation (depreciation)			38,207
Net gain (loss)			45,926

Increase (decrease) in net assets from operations			$44,267

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,659)	$(2,051)
Net realized gain (loss)		4,899	25,325
Realized gain distributions		2,820	-
Net change in unrealized appreciation (depreciation)		38,207	(82,141)

Increase (decrease) in net assets from operations		44,267	(58,867)

Contract owner transactions:
Proceeds from units sold		563	3
Cost of units redeemed		(11,550)	(70,923)
Account charges		(52)	(46)
Increase (decrease)		(11,039)	(70,966)
Net increase (decrease)		33,228	(129,833)
Net assets, beginning		182,406	312,239
Net assets, ending		$215,634	$182,406

Units sold		186	-
Units redeemed		(3,960)	(24,729)
Net increase (decrease)		(3,774)	(24,729)
Units outstanding, beginning		68,963	93,692
Units outstanding, ending		65,189	68,963

* Date of Fund Inception into Variable Account: 10 /26 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$655,706
Cost of units redeemed/account charges			(772,476)
Net investment income (loss)			(29,932)
Net realized gain (loss)			160,150
Realized gain distributions			113,241
Net change in unrealized appreciation (depreciation)			88,945
Net assets			$215,634
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.24	17	$56	1.25%	24.7%	12/31/2023	$3.33	48	$160	1.00%	25.1%	12/31/2023	$3.43	0	$0	0.75%	25.4%
12/31/2022	2.60	20	52	1.25%	-21.0%	12/31/2022	2.66	49	130	1.00%	-20.8%	12/31/2022	2.73	0	0	0.75%	-20.6%
12/31/2021	3.29	38	125	1.25%	21.0%	12/31/2021	3.36	56	187	1.00%	21.3%	12/31/2021	3.44	0	0	0.75%	21.6%
12/31/2020	2.72	42	113	1.25%	22.7%	12/31/2020	2.77	84	232	1.00%	23.0%	12/31/2020	2.83	0	0	0.75%	23.3%
12/31/2019	2.22	54	120	1.25%	29.9%	12/31/2019	2.26	95	213	1.00%	30.2%	12/31/2019	2.30	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.52	0	$0	0.50%	25.7%	12/31/2023	$3.62	0	$0	0.25%	26.0%	12/31/2023	$3.73	0	$0	0.00%	26.3%
12/31/2022	2.80	0	0	0.50%	-20.4%	12/31/2022	2.88	0	0	0.25%	-20.2%	12/31/2022	2.95	0	0	0.00%	-20.0%
12/31/2021	3.52	0	0	0.50%	21.9%	12/31/2021	3.60	0	0	0.25%	22.2%	12/31/2021	3.69	0	0	0.00%	22.5%
12/31/2020	2.89	0	0	0.50%	23.6%	12/31/2020	2.95	0	0	0.25%	23.9%	12/31/2020	3.01	0	0	0.00%	24.2%
12/31/2019	2.34	0	0	0.50%	30.9%	12/31/2019	2.38	0	0	0.25%	31.2%	12/31/2019	2.42	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.2%
2021	0.0%
2020	0.3%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$257,396	$244,668	6,613
Receivables: investments sold	145
Payables: investments purchased	-
Net assets	$257,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,541	53,214	$4.84
Band 100	-	-	5.09
Band 75	-	-	5.36
Band 50	-	-	5.63
Band 25	-	-	5.93
Band 0	-	-	6.29
Total	$257,541	53,214

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$930
Mortality & expense charges			(2,895)
Net investment income (loss)			(1,965)

Gain (loss) on investments:
Net realized gain (loss)			(2,570)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,215
Net gain (loss)			33,645

Increase (decrease) in net assets from operations			$31,680

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,965)	$(1,665)
Net realized gain (loss)		(2,570)	3,688
Realized gain distributions		-	17,659
Net change in unrealized appreciation (depreciation)		36,215	(44,943)

Increase (decrease) in net assets from operations		31,680	(25,261)

Contract owner transactions:
Proceeds from units sold		43,690	129,140
Cost of units redeemed		(22,364)	(34,088)
Account charges		(48)	(23)
Increase (decrease)		21,278	95,029
Net increase (decrease)		52,958	69,768
Net assets, beginning		204,583	134,815
Net assets, ending		$257,541	$204,583

Units sold		9,850	29,081
Units redeemed		(5,310)	(7,551)
Net increase (decrease)		4,540	21,530
Units outstanding, beginning		48,674	27,144
Units outstanding, ending		53,214	48,674

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,074,327
Cost of units redeemed/account charges			(2,109,868)
Net investment income (loss)			(45,172)
Net realized gain (loss)			92,379
Realized gain distributions			233,147
Net change in unrealized appreciation (depreciation)			12,728
Net assets			$257,541
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.84	53	$258	1.25%	15.1%	12/31/2023	$5.09	0	$0	1.00%	15.4%	12/31/2023	$5.36	0	$0	0.75%	15.7%
12/31/2022	4.20	49	205	1.25%	-15.4%	12/31/2022	4.41	0	0	1.00%	-15.2%	12/31/2022	4.63	0	0	0.75%	-14.9%
12/31/2021	4.97	27	135	1.25%	21.1%	12/31/2021	5.20	0	0	1.00%	21.4%	12/31/2021	5.44	0	0	0.75%	21.7%
12/31/2020	4.10	33	134	1.25%	11.1%	12/31/2020	4.28	0	0	1.00%	11.4%	12/31/2020	4.47	0	0	0.75%	11.7%
12/31/2019	3.69	45	166	1.25%	27.4%	12/31/2019	3.84	0	0	1.00%	27.7%	12/31/2019	4.00	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.63	0	$0	0.50%	16.0%	12/31/2023	$5.93	0	$0	0.25%	16.3%	12/31/2023	$6.29	0	$0	0.00%	16.6%
12/31/2022	4.86	0	0	0.50%	-14.7%	12/31/2022	5.10	0	0	0.25%	-14.5%	12/31/2022	5.40	0	0	0.00%	-14.3%
12/31/2021	5.70	0	0	0.50%	22.0%	12/31/2021	5.96	0	0	0.25%	22.3%	12/31/2021	6.30	0	0	0.00%	22.6%
12/31/2020	4.67	0	0	0.50%	11.9%	12/31/2020	4.87	0	0	0.25%	12.2%	12/31/2020	5.14	0	0	0.00%	12.5%
12/31/2019	4.17	0	0	0.50%	28.4%	12/31/2019	4.34	0	0	0.25%	28.7%	12/31/2019	4.57	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.2%
2021	0.2%
2020	0.5%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$81,851	$82,090	5,204
Receivables: investments sold	71
Payables: investments purchased	-
Net assets	$81,922

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$81,922	44,655	$1.83
Band 100	-	-	1.88
Band 75	-	-	1.93
Band 50	-	-	1.98
Band 25	-	-	2.03
Band 0	-	-	2.08
Total	$81,922	44,655

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3
Mortality & expense charges			(3)
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			9
Net change in unrealized appreciation (depreciation)			(239)
Net gain (loss)			(230)

Increase (decrease) in net assets from operations			$(230)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		9	-
Net change in unrealized appreciation (depreciation)		(239)	-

Increase (decrease) in net assets from operations		(230)	-

Contract owner transactions:
Proceeds from units sold		82,152	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		82,152	-
Net increase (decrease)		81,922	-
Net assets, beginning		-	-
Net assets, ending		$81,922	$-

Units sold		44,655	-
Units redeemed		-	-
Net increase (decrease)		44,655	-
Units outstanding, beginning		-	-
Units outstanding, ending		44,655	-

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,761,065
Cost of units redeemed/account charges			(4,309,318)
Net investment income (loss)			104,747
Net realized gain (loss)			278,819
Realized gain distributions			246,848
Net change in unrealized appreciation (depreciation)			(239)
Net assets			$81,922
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.83	45	$82	1.25%	7.6%	12/31/2023	$1.88	0	$0	1.00%	7.9%	12/31/2023	$1.93	0	$0	0.75%	8.1%
12/31/2022	1.71	0	0	1.25%	-11.5%	12/31/2022	1.74	0	0	1.00%	-11.3%	12/31/2022	1.78	0	0	0.75%	-11.1%
12/31/2021	1.93	0	0	1.25%	17.0%	12/31/2021	1.97	0	0	1.00%	17.2%	12/31/2021	2.01	0	0	0.75%	17.5%
12/31/2020	1.65	0	0	1.25%	9.3%	12/31/2020	1.68	0	0	1.00%	9.6%	12/31/2020	1.71	0	0	0.75%	9.8%
12/31/2019	1.51	0	0	1.25%	20.3%	12/31/2019	1.53	0	0	1.00%	20.6%	12/31/2019	1.55	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.98	0	$0	0.50%	8.4%	12/31/2023	$2.03	0	$0	0.25%	8.7%	12/31/2023	$2.08	0	$0	0.00%	8.9%
12/31/2022	1.83	0	0	0.50%	-10.9%	12/31/2022	1.87	0	0	0.25%	-10.6%	12/31/2022	1.91	0	0	0.00%	-10.4%
12/31/2021	2.05	0	0	0.50%	17.8%	12/31/2021	2.09	0	0	0.25%	18.1%	12/31/2021	2.13	0	0	0.00%	18.4%
12/31/2020	1.74	968	1,682	0.50%	10.1%	12/31/2020	1.77	0	0	0.25%	10.4%	12/31/2020	1.80	0	0	0.00%	10.7%
12/31/2019	1.58	959	1,514	0.50%	21.3%	12/31/2019	1.60	0	0	0.25%	21.6%	12/31/2019	1.63	0	0	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.8%
2020	2.2%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Income Fund A Class - 06-110

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$597,046	$626,372	54,096
Receivables: investments sold	11,002
Payables: investments purchased	-
Net assets	$608,048

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$608,048	455,916	$1.33
Band 100	-	-	1.38
Band 75	-	-	1.42
Band 50	-	-	1.47
Band 25	-	-	1.52
Band 0	-	-	1.57
Total	$608,048	455,916

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$22,050
Mortality & expense charges			(6,554)
Net investment income (loss)			15,496

Gain (loss) on investments:
Net realized gain (loss)			(2,334)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			27,387
Net gain (loss)			25,053

Increase (decrease) in net assets from operations			$40,549

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,496	$9,160
Net realized gain (loss)		(2,334)	(4,425)
Realized gain distributions		-	585
Net change in unrealized appreciation (depreciation)		27,387	(69,774)

Increase (decrease) in net assets from operations		40,549	(64,454)

Contract owner transactions:
Proceeds from units sold		116,095	75,651
Cost of units redeemed		(15,954)	(48,977)
Account charges		(136)	(106)
Increase (decrease)		100,005	26,568
Net increase (decrease)		140,554	(37,886)
Net assets, beginning		467,494	505,380
Net assets, ending		$608,048	$467,494

Units sold		90,774	58,757
Units redeemed		(12,830)	(38,743)
Net increase (decrease)		77,944	20,014
Units outstanding, beginning		377,972	357,958
Units outstanding, ending		455,916	377,972

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,378,617
Cost of units redeemed/account charges			(845,137)
Net investment income (loss)			75,065
Net realized gain (loss)			1,870
Realized gain distributions			26,959
Net change in unrealized appreciation (depreciation)			(29,326)
Net assets			$608,048
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	456	$608	1.25%	7.8%	12/31/2023	$1.38	0	$0	1.00%	8.1%	12/31/2023	$1.42	0	$0	0.75%	8.4%
12/31/2022	1.24	378	467	1.25%	-12.4%	12/31/2022	1.28	0	0	1.00%	-12.2%	12/31/2022	1.31	0	0	0.75%	-12.0%
12/31/2021	1.41	358	505	1.25%	2.3%	12/31/2021	1.45	0	0	1.00%	2.5%	12/31/2021	1.49	0	0	0.75%	2.8%
12/31/2020	1.38	289	398	1.25%	5.9%	12/31/2020	1.42	0	0	1.00%	6.1%	12/31/2020	1.45	0	0	0.75%	6.4%
12/31/2019	1.30	351	458	1.25%	9.4%	12/31/2019	1.33	0	0	1.00%	9.6%	12/31/2019	1.36	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	8.6%	12/31/2023	$1.52	0	$0	0.25%	8.9%	12/31/2023	$1.57	0	$0	0.00%	9.2%
12/31/2022	1.36	0	0	0.50%	-11.7%	12/31/2022	1.40	0	0	0.25%	-11.5%	12/31/2022	1.44	0	0	0.00%	-11.3%
12/31/2021	1.54	0	0	0.50%	3.1%	12/31/2021	1.58	0	0	0.25%	3.3%	12/31/2021	1.62	0	0	0.00%	3.6%
12/31/2020	1.49	0	0	0.50%	6.7%	12/31/2020	1.53	0	0	0.25%	6.9%	12/31/2020	1.57	0	0	0.00%	7.2%
12/31/2019	1.40	0	0	0.50%	10.2%	12/31/2019	1.43	0	0	0.25%	10.5%	12/31/2019	1.46	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	3.1%
2021	2.4%
2020	3.1%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund I Class - 06-027

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,592,383	$10,323,770	1,008,291
Receivables: investments sold	67,130
Payables: investments purchased	-
Net assets	$9,659,513

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,659,513	8,537,981	$1.13
Band 100	-	-	1.16
Band 75	-	-	1.19
Band 50	-	-	1.22
Band 25	-	-	1.25
Band 0	-	-	1.28
Total	$9,659,513	8,537,981

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$380,555
Mortality & expense charges			(111,640)
Net investment income (loss)			268,915

Gain (loss) on investments:
Net realized gain (loss)			(400,100)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			665,376
Net gain (loss)			265,276

Increase (decrease) in net assets from operations			$534,191

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$268,915	$167,244
Net realized gain (loss)		(400,100)	(174,710)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		665,376	(1,348,190)

Increase (decrease) in net assets from operations		534,191	(1,355,656)

Contract owner transactions:
Proceeds from units sold		3,472,772	2,206,734
Cost of units redeemed		(2,740,216)	(1,805,020)
Account charges		(5,674)	(7,208)
Increase (decrease)		726,882	394,506
Net increase (decrease)		1,261,073	(961,150)
Net assets, beginning		8,398,440	9,359,590
Net assets, ending		$9,659,513	$8,398,440

Units sold		3,196,232	1,919,584
Units redeemed		(2,478,829)	(1,622,809)
Net increase (decrease)		717,403	296,775
Units outstanding, beginning		7,820,578	7,523,803
Units outstanding, ending		8,537,981	7,820,578

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$31,965,427
Cost of units redeemed/account charges			(22,500,482)
Net investment income (loss)			1,022,642
Net realized gain (loss)			(299,138)
Realized gain distributions			202,451
Net change in unrealized appreciation (depreciation)			(731,387)
Net assets			$9,659,513
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	8,538	$9,660	1.25%	5.8%	12/31/2023	$1.16	0	$0	1.00%	6.1%	12/31/2023	$1.19	0	$0	0.75%	6.4%
12/31/2022	1.07	7,517	8,035	1.25%	-14.0%	12/31/2022	1.09	0	0	1.00%	-13.8%	12/31/2022	1.12	0	0	0.75%	-13.5%
12/31/2021	1.24	7,435	9,238	1.25%	-1.4%	12/31/2021	1.27	0	0	1.00%	-1.1%	12/31/2021	1.29	0	0	0.75%	-0.9%
12/31/2020	1.26	4,203	5,296	1.25%	8.0%	12/31/2020	1.28	0	0	1.00%	8.2%	12/31/2020	1.31	0	0	0.75%	8.5%
12/31/2019	1.17	3,989	4,656	1.25%	8.5%	12/31/2019	1.19	0	0	1.00%	8.7%	12/31/2019	1.20	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	6.6%	12/31/2023	$1.25	0	$0	0.25%	6.9%	12/31/2023	$1.28	0	$0	0.00%	7.2%
12/31/2022	1.14	0	0	0.50%	-13.3%	12/31/2022	1.17	0	0	0.25%	-13.1%	12/31/2022	1.20	304	364	0.00%	-12.9%
12/31/2021	1.32	0	0	0.50%	-0.6%	12/31/2021	1.35	0	0	0.25%	-0.4%	12/31/2021	1.37	89	122	0.00%	-0.2%
12/31/2020	1.33	0	0	0.50%	8.8%	12/31/2020	1.35	0	0	0.25%	9.0%	12/31/2020	1.38	81	112	0.00%	9.3%
12/31/2019	1.22	0	0	0.50%	9.3%	12/31/2019	1.24	0	0	0.25%	9.6%	12/31/2019	1.26	828	1,044	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.2%
2022	3.1%
2021	2.1%
2020	2.4%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund M Class - 06-044

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,087,486	$1,144,468	114,181
Receivables: investments sold	6,373
Payables: investments purchased	-
Net assets	$1,093,859

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,093,859	992,432	$1.10
Band 100	-	-	1.13
Band 75	-	-	1.16
Band 50	-	-	1.19
Band 25	-	-	1.22
Band 0	-	-	1.25
Total	$1,093,859	992,432

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$34,897
Mortality & expense charges			(10,974)
Net investment income (loss)			23,923

Gain (loss) on investments:
Net realized gain (loss)			(8,519)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			40,157
Net gain (loss)			31,638

Increase (decrease) in net assets from operations			$55,561

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,923	$12,213
Net realized gain (loss)		(8,519)	(32,539)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		40,157	(94,378)

Increase (decrease) in net assets from operations		55,561	(114,704)

Contract owner transactions:
Proceeds from units sold		420,699	351,769
Cost of units redeemed		(147,689)	(244,178)
Account charges		(1,134)	(576)
Increase (decrease)		271,876	107,015
Net increase (decrease)		327,437	(7,689)
Net assets, beginning		766,422	774,111
Net assets, ending		$1,093,859	$766,422

Units sold		400,668	325,525
Units redeemed		(142,407)	(227,142)
Net increase (decrease)		258,261	98,383
Units outstanding, beginning		734,171	635,788
Units outstanding, ending		992,432	734,171

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,011,161
Cost of units redeemed/account charges			(3,920,327)
Net investment income (loss)			83,957
Net realized gain (loss)			(47,111)
Realized gain distributions			23,161
Net change in unrealized appreciation (depreciation)			(56,982)
Net assets			$1,093,859
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	992	$1,094	1.25%	5.6%	12/31/2023	$1.13	0	$0	1.00%	5.8%	12/31/2023	$1.16	0	$0	0.75%	6.1%
12/31/2022	1.04	734	766	1.25%	-14.3%	12/31/2022	1.07	0	0	1.00%	-14.0%	12/31/2022	1.09	0	0	0.75%	-13.8%
12/31/2021	1.22	636	774	1.25%	-1.5%	12/31/2021	1.24	0	0	1.00%	-1.3%	12/31/2021	1.27	0	0	0.75%	-1.1%
12/31/2020	1.24	275	340	1.25%	7.7%	12/31/2020	1.26	0	0	1.00%	8.0%	12/31/2020	1.28	0	0	0.75%	8.2%
12/31/2019	1.15	232	267	1.25%	8.1%	12/31/2019	1.17	0	0	1.00%	8.4%	12/31/2019	1.18	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	0.50%	6.4%	12/31/2023	$1.22	0	$0	0.25%	6.6%	12/31/2023	$1.25	0	$0	0.00%	6.9%
12/31/2022	1.12	0	0	0.50%	-13.6%	12/31/2022	1.14	0	0	0.25%	-13.4%	12/31/2022	1.17	0	0	0.00%	-13.2%
12/31/2021	1.29	0	0	0.50%	-0.8%	12/31/2021	1.32	0	0	0.25%	-0.6%	12/31/2021	1.35	0	0	0.00%	-0.3%
12/31/2020	1.30	0	0	0.50%	8.5%	12/31/2020	1.33	0	0	0.25%	8.8%	12/31/2020	1.35	0	0	0.00%	9.0%
12/31/2019	1.20	0	0	0.50%	8.9%	12/31/2019	1.22	0	0	0.25%	9.2%	12/31/2019	1.24	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	2.8%
2021	2.2%
2020	3.4%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Value Fund M Class - 06-323

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,844	$15,347	547
Receivables: investments sold	244
Payables: investments purchased	-
Net assets	$19,088

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,088	7,404	$2.58
Band 100	-	-	2.68
Band 75	-	-	2.79
Band 50	-	-	2.91
Band 25	-	-	3.03
Band 0	-	-	3.15
Total	$19,088	7,404

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$115
Mortality & expense charges			(197)
Net investment income (loss)			(82)

Gain (loss) on investments:
Net realized gain (loss)			21
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,814
Net gain (loss)			2,835

Increase (decrease) in net assets from operations			$2,753

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(82)	$(185)
Net realized gain (loss)		21	(3,836)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,814	946

Increase (decrease) in net assets from operations		2,753	(3,075)

Contract owner transactions:
Proceeds from units sold		2,463	102,119
Cost of units redeemed		(26)	(85,146)
Account charges		-	-
Increase (decrease)		2,437	16,973
Net increase (decrease)		5,190	13,898
Net assets, beginning		13,898	-
Net assets, ending		$19,088	$13,898

Units sold		1,073	43,972
Units redeemed		(10)	(37,631)
Net increase (decrease)		1,063	6,341
Units outstanding, beginning		6,341	-
Units outstanding, ending		7,404	6,341

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$104,582
Cost of units redeemed/account charges			(85,173)
Net investment income (loss)			(3)
Net realized gain (loss)			(3,815)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,497
Net assets			$19,088
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.58	7	$19	1.25%	17.6%	12/31/2023	$2.68	0	$0	1.00%	17.9%	12/31/2023	$2.79	0	$0	0.75%	18.2%
12/31/2022	2.19	6	14	1.25%	-10.7%	12/31/2022	2.28	0	0	1.00%	-10.5%	12/31/2022	2.36	0	0	0.75%	-10.3%
12/31/2021	2.46	0	0	1.25%	32.8%	12/31/2021	2.54	0	0	1.00%	33.1%	12/31/2021	2.63	0	0	0.75%	33.4%
12/31/2020	1.85	0	0	1.25%	7.8%	12/31/2020	1.91	0	0	1.00%	8.1%	12/31/2020	1.97	0	0	0.75%	8.4%
12/31/2019	1.71	0	0	1.25%	29.3%	12/31/2019	1.77	0	0	1.00%	29.7%	12/31/2019	1.82	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.91	0	$0	0.50%	18.5%	12/31/2023	$3.03	0	$0	0.25%	18.8%	12/31/2023	$3.15	0	$0	0.00%	19.1%
12/31/2022	2.46	0	0	0.50%	-10.1%	12/31/2022	2.55	0	0	0.25%	-9.8%	12/31/2022	2.65	0	0	0.00%	-9.6%
12/31/2021	2.73	0	0	0.50%	33.8%	12/31/2021	2.83	0	0	0.25%	34.1%	12/31/2021	2.93	0	0	0.00%	34.4%
12/31/2020	2.04	0	0	0.50%	8.6%	12/31/2020	2.11	0	0	0.25%	8.9%	12/31/2020	2.18	0	0	0.00%	9.2%
12/31/2019	1.88	0	0	0.50%	30.3%	12/31/2019	1.94	0	0	0.25%	30.6%	12/31/2019	2.00	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Value Fund A Class - 06-322

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,974	$52,475	1,949
Receivables: investments sold	-
Payables: investments purchased	(255)
Net assets	$68,719

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,719	25,562	$2.69
Band 100	-	-	2.80
Band 75	-	-	2.91
Band 50	-	-	3.03
Band 25	-	-	3.16
Band 0	-	-	3.29
Total	$68,719	25,562

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$547
Mortality & expense charges			(709)
Net investment income (loss)			(162)

Gain (loss) on investments:
Net realized gain (loss)			81
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,081
Net gain (loss)			10,162

Increase (decrease) in net assets from operations			$10,000

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(162)	$(406)
Net realized gain (loss)		81	160
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,081	(5,071)

Increase (decrease) in net assets from operations		10,000	(5,317)

Contract owner transactions:
Proceeds from units sold		8,615	7,541
Cost of units redeemed		(3)	(372)
Account charges		(10)	(6)
Increase (decrease)		8,602	7,163
Net increase (decrease)		18,602	1,846
Net assets, beginning		50,117	48,271
Net assets, ending		$68,719	$50,117

Units sold		3,629	3,187
Units redeemed		(50)	(153)
Net increase (decrease)		3,579	3,034
Units outstanding, beginning		21,983	18,949
Units outstanding, ending		25,562	21,983

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$84,490
Cost of units redeemed/account charges			(46,593)
Net investment income (loss)			(2,218)
Net realized gain (loss)			9,115
Realized gain distributions			7,426
Net change in unrealized appreciation (depreciation)			16,499
Net assets			$68,719
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.69	26	$69	1.25%	17.9%	12/31/2023	$2.80	0	$0	1.00%	18.2%	12/31/2023	$2.91	0	$0	0.75%	18.5%
12/31/2022	2.28	22	50	1.25%	-10.5%	12/31/2022	2.37	0	0	1.00%	-10.3%	12/31/2022	2.46	0	0	0.75%	-10.1%
12/31/2021	2.55	19	48	1.25%	33.1%	12/31/2021	2.64	0	0	1.00%	33.4%	12/31/2021	2.73	0	0	0.75%	33.8%
12/31/2020	1.91	31	60	1.25%	8.1%	12/31/2020	1.98	0	0	1.00%	8.4%	12/31/2020	2.04	0	0	0.75%	8.7%
12/31/2019	1.77	29	51	1.25%	29.7%	12/31/2019	1.82	0	0	1.00%	30.0%	12/31/2019	1.88	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.03	0	$0	0.50%	18.8%	12/31/2023	$3.16	0	$0	0.25%	19.1%	12/31/2023	$3.29	0	$0	0.00%	19.4%
12/31/2022	2.55	0	0	0.50%	-9.8%	12/31/2022	2.65	0	0	0.25%	-9.6%	12/31/2022	2.75	0	0	0.00%	-9.4%
12/31/2021	2.83	0	0	0.50%	34.1%	12/31/2021	2.93	0	0	0.25%	34.4%	12/31/2021	3.04	0	0	0.00%	34.8%
12/31/2020	2.11	0	0	0.50%	9.0%	12/31/2020	2.18	0	0	0.25%	9.2%	12/31/2020	2.26	0	0	0.00%	9.5%
12/31/2019	1.94	0	0	0.50%	30.7%	12/31/2019	2.00	0	0	0.25%	31.0%	12/31/2019	2.06	0	0	0.00%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.4%
2021	0.6%
2020	0.0%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Asset Manager Portfolio Initial Class - 06-230

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,102,487	$12,803,499	837,648
Receivables: investments sold	-
Payables: investments purchased	(1,667)
Net assets	$13,100,820

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,100,820	2,856,945	$4.59
Band 100	-	-	4.82
Band 75	-	-	5.07
Band 50	-	-	5.34
Band 25	-	-	5.61
Band 0	-	-	6.73
Total	$13,100,820	2,856,945

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$296,169
Mortality & expense charges			(157,052)
Net investment income (loss)			139,117

Gain (loss) on investments:
Net realized gain (loss)			(35,232)
Realized gain distributions			138,279
Net change in unrealized appreciation (depreciation)			1,144,613
Net gain (loss)			1,247,660

Increase (decrease) in net assets from operations			$1,386,777

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$139,117	$89,472
Net realized gain (loss)		(35,232)	(21,587)
Realized gain distributions		138,279	1,054,480
Net change in unrealized appreciation (depreciation)		1,144,613	(3,995,969)

Increase (decrease) in net assets from operations		1,386,777	(2,873,604)

Contract owner transactions:
Proceeds from units sold		873,529	992,627
Cost of units redeemed		(1,672,360)	(3,705,991)
Account charges		(4,618)	(5,943)
Increase (decrease)		(803,449)	(2,719,307)
Net increase (decrease)		583,328	(5,592,911)
Net assets, beginning		12,517,492	18,110,403
Net assets, ending		$13,100,820	$12,517,492

Units sold		211,336	242,990
Units redeemed		(399,275)	(899,012)
Net increase (decrease)		(187,939)	(656,022)
Units outstanding, beginning		3,044,884	3,700,906
Units outstanding, ending		2,856,945	3,044,884

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$254,541,079
Cost of units redeemed/account charges			(298,886,556)
Net investment income (loss)			40,713,292
Net realized gain (loss)			(3,136,341)
Realized gain distributions			19,570,358
Net change in unrealized appreciation (depreciation)			298,988
Net assets			$13,100,820
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.59	2,857	$13,101	1.25%	11.5%	12/31/2023	$4.82	0	$0	1.00%	11.8%	12/31/2023	$5.07	0	$0	0.75%	12.1%
12/31/2022	4.11	3,045	12,517	1.25%	-16.0%	12/31/2022	4.31	0	0	1.00%	-15.8%	12/31/2022	4.53	0	0	0.75%	-15.6%
12/31/2021	4.89	3,701	18,110	1.25%	8.6%	12/31/2021	5.12	0	0	1.00%	8.8%	12/31/2021	5.36	0	0	0.75%	9.1%
12/31/2020	4.51	3,946	17,789	1.25%	13.4%	12/31/2020	4.71	0	0	1.00%	13.7%	12/31/2020	4.91	0	0	0.75%	14.0%
12/31/2019	3.97	4,450	17,684	1.25%	16.8%	12/31/2019	4.14	0	0	1.00%	17.1%	12/31/2019	4.31	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.34	0	$0	0.50%	12.4%	12/31/2023	$5.61	0	$0	0.25%	12.7%	12/31/2023	$6.73	0	$0	0.00%	12.9%
12/31/2022	4.75	0	0	0.50%	-15.4%	12/31/2022	4.98	0	0	0.25%	-15.1%	12/31/2022	5.96	0	0	0.00%	-14.9%
12/31/2021	5.61	0	0	0.50%	9.4%	12/31/2021	5.87	0	0	0.25%	9.6%	12/31/2021	7.00	0	0	0.00%	9.9%
12/31/2020	5.13	0	0	0.50%	14.3%	12/31/2020	5.36	0	0	0.25%	14.6%	12/31/2020	6.37	0	0	0.00%	14.9%
12/31/2019	4.49	0	0	0.50%	17.7%	12/31/2019	4.67	0	0	0.25%	18.0%	12/31/2019	5.55	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.8%
2021	1.6%
2020	1.4%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Contrafund Portfolio Initial Class - 06-245

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,735,444	$68,784,123	1,784,474
Receivables: investments sold	43,567
Payables: investments purchased	-
Net assets	$86,779,011

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,779,011	5,783,857	$15.00
Band 100	-	-	15.78
Band 75	-	-	16.60
Band 50	-	-	17.46
Band 25	-	-	18.37
Band 0	-	-	21.49
Total	$86,779,011	5,783,857

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$388,064
Mortality & expense charges			(852,458)
Net investment income (loss)			(464,394)

Gain (loss) on investments:
Net realized gain (loss)			1,503,901
Realized gain distributions			2,669,262
Net change in unrealized appreciation (depreciation)			14,748,094
Net gain (loss)			18,921,257

Increase (decrease) in net assets from operations			$18,456,863

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(464,394)	$(658,418)
Net realized gain (loss)		1,503,901	4,634,522
Realized gain distributions		2,669,262	3,239,707
Net change in unrealized appreciation (depreciation)		14,748,094	(36,367,615)

Increase (decrease) in net assets from operations		18,456,863	(29,151,804)

Contract owner transactions:
Proceeds from units sold		20,294,209	3,548,013
Cost of units redeemed		(8,408,192)	(26,450,608)
Account charges		(12,749)	(15,218)
Increase (decrease)		11,873,268	(22,917,813)
Net increase (decrease)		30,330,131	(52,069,617)
Net assets, beginning		56,448,880	108,518,497
Net assets, ending		$86,779,011	$56,448,880

Units sold		1,471,756	298,007
Units redeemed		(646,655)	(2,276,542)
Net increase (decrease)		825,101	(1,978,535)
Units outstanding, beginning		4,958,756	6,937,291
Units outstanding, ending		5,783,857	4,958,756

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$459,897,366
Cost of units redeemed/account charges			(573,125,801)
Net investment income (loss)			(318,397)
Net realized gain (loss)			62,769,621
Realized gain distributions			119,604,901
Net change in unrealized appreciation (depreciation)			17,951,321
Net assets			$86,779,011
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$15.00	5,784	$86,779	1.25%	31.8%	12/31/2023	$15.78	0	$0	1.00%	32.1%	12/31/2023	$16.60	0	$0	0.75%	32.5%
12/31/2022	11.38	4,959	56,449	1.25%	-27.2%	12/31/2022	11.94	0	0	1.00%	-27.0%	12/31/2022	12.53	0	0	0.75%	-26.9%
12/31/2021	15.64	6,937	108,518	1.25%	26.2%	12/31/2021	16.37	0	0	1.00%	26.6%	12/31/2021	17.14	0	0	0.75%	26.9%
12/31/2020	12.39	7,619	94,403	1.25%	28.9%	12/31/2020	12.94	0	0	1.00%	29.3%	12/31/2020	13.51	0	0	0.75%	29.6%
12/31/2019	9.61	8,640	83,024	1.25%	29.9%	12/31/2019	10.01	0	0	1.00%	30.3%	12/31/2019	10.42	0	0	0.75%	30.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$17.46	0	$0	0.50%	32.8%	12/31/2023	$18.37	0	$0	0.25%	33.1%	12/31/2023	$21.49	0	$0	0.00%	33.5%
12/31/2022	13.15	0	0	0.50%	-26.7%	12/31/2022	13.80	0	0	0.25%	-26.5%	12/31/2022	16.10	0	0	0.00%	-26.3%
12/31/2021	17.94	0	0	0.50%	27.2%	12/31/2021	18.77	0	0	0.25%	27.5%	12/31/2021	21.85	0	0	0.00%	27.8%
12/31/2020	14.10	0	0	0.50%	29.9%	12/31/2020	14.72	0	0	0.25%	30.2%	12/31/2020	17.10	0	0	0.00%	30.6%
12/31/2019	10.85	0	0	0.50%	30.9%	12/31/2019	11.30	0	0	0.25%	31.2%	12/31/2019	13.09	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.4%
2021	0.1%
2020	0.2%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Equity-Income Portfolio Initial Class - 06-205

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,047,787	$9,189,965	404,606
Receivables: investments sold	6,692
Payables: investments purchased	-
Net assets	$10,054,479

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,054,479	1,404,786	$7.16
Band 100	-	-	7.53
Band 75	-	-	7.92
Band 50	-	-	8.33
Band 25	-	-	8.76
Band 0	-	-	10.25
Total	$10,054,479	1,404,786

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$186,648
Mortality & expense charges			(124,996)
Net investment income (loss)			61,652

Gain (loss) on investments:
Net realized gain (loss)			109,399
Realized gain distributions			280,167
Net change in unrealized appreciation (depreciation)			433,955
Net gain (loss)			823,521

Increase (decrease) in net assets from operations			$885,173

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,652	$64,421
Net realized gain (loss)		109,399	104,963
Realized gain distributions		280,167	345,433
Net change in unrealized appreciation (depreciation)		433,955	(1,236,500)

Increase (decrease) in net assets from operations		885,173	(721,683)

Contract owner transactions:
Proceeds from units sold		527,693	402,457
Cost of units redeemed		(1,466,053)	(1,148,539)
Account charges		(2,300)	(2,004)
Increase (decrease)		(940,660)	(748,086)
Net increase (decrease)		(55,487)	(1,469,769)
Net assets, beginning		10,109,966	11,579,735
Net assets, ending		$10,054,479	$10,109,966

Units sold		89,413	80,351
Units redeemed		(228,211)	(196,268)
Net increase (decrease)		(138,798)	(115,917)
Units outstanding, beginning		1,543,584	1,659,501
Units outstanding, ending		1,404,786	1,543,584

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$90,830,033
Cost of units redeemed/account charges			(102,906,878)
Net investment income (loss)			7,622,431
Net realized gain (loss)			(1,658,801)
Realized gain distributions			15,309,872
Net change in unrealized appreciation (depreciation)			857,822
Net assets			$10,054,479
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.16	1,405	$10,054	1.25%	9.3%	12/31/2023	$7.53	0	$0	1.00%	9.6%	12/31/2023	$7.92	0	$0	0.75%	9.8%
12/31/2022	6.55	1,544	10,110	1.25%	-6.1%	12/31/2022	6.87	0	0	1.00%	-5.9%	12/31/2022	7.21	0	0	0.75%	-5.7%
12/31/2021	6.98	1,660	11,580	1.25%	23.3%	12/31/2021	7.30	0	0	1.00%	23.7%	12/31/2021	7.64	0	0	0.75%	24.0%
12/31/2020	5.66	1,863	10,542	1.25%	5.4%	12/31/2020	5.91	0	0	1.00%	5.6%	12/31/2020	6.17	0	0	0.75%	5.9%
12/31/2019	5.37	2,179	11,700	1.25%	25.9%	12/31/2019	5.59	0	0	1.00%	26.2%	12/31/2019	5.82	0	0	0.75%	26.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.33	0	$0	0.50%	10.1%	12/31/2023	$8.76	0	$0	0.25%	10.4%	12/31/2023	$10.25	0	$0	0.00%	10.6%
12/31/2022	7.57	0	0	0.50%	-5.4%	12/31/2022	7.94	0	0	0.25%	-5.2%	12/31/2022	9.27	0	0	0.00%	-5.0%
12/31/2021	8.00	0	0	0.50%	24.3%	12/31/2021	8.38	0	0	0.25%	24.6%	12/31/2021	9.75	0	0	0.00%	24.9%
12/31/2020	6.44	0	0	0.50%	6.2%	12/31/2020	6.72	0	0	0.25%	6.4%	12/31/2020	7.81	0	0	0.00%	6.7%
12/31/2019	6.07	0	0	0.50%	26.8%	12/31/2019	6.32	0	0	0.25%	27.1%	12/31/2019	7.32	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.8%
2021	1.9%
2020	1.6%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Growth Portfolio Initial Class - 06-210

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,668,222	$45,049,960	693,886
Receivables: investments sold	-
Payables: investments purchased	(67,382)
Net assets	$64,600,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$64,600,840	4,235,892	$15.25
Band 100	-	-	16.04
Band 75	-	-	16.88
Band 50	-	-	17.75
Band 25	-	-	18.67
Band 0	-	-	22.38
Total	$64,600,840	4,235,892

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$75,274
Mortality & expense charges			(727,056)
Net investment income (loss)			(651,782)

Gain (loss) on investments:
Net realized gain (loss)			1,083,016
Realized gain distributions			2,714,758
Net change in unrealized appreciation (depreciation)			14,168,873
Net gain (loss)			17,966,647

Increase (decrease) in net assets from operations			$17,314,865

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(651,782)	$(375,942)
Net realized gain (loss)		1,083,016	1,329,176
Realized gain distributions		2,714,758	4,401,265
Net change in unrealized appreciation (depreciation)		14,168,873	(23,999,242)

Increase (decrease) in net assets from operations		17,314,865	(18,644,743)

Contract owner transactions:
Proceeds from units sold		3,260,992	2,673,584
Cost of units redeemed		(7,729,645)	(7,284,811)
Account charges		(13,156)	(14,024)
Increase (decrease)		(4,481,809)	(4,625,251)
Net increase (decrease)		12,833,056	(23,269,994)
Net assets, beginning		51,767,784	75,037,778
Net assets, ending		$64,600,840	$51,767,784

Units sold		266,354	224,307
Units redeemed		(597,682)	(596,179)
Net increase (decrease)		(331,328)	(371,872)
Units outstanding, beginning		4,567,220	4,939,092
Units outstanding, ending		4,235,892	4,567,220

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$510,937,414
Cost of units redeemed/account charges			(560,449,723)
Net investment income (loss)			17,784,492
Net realized gain (loss)			19,270,260
Realized gain distributions			57,440,135
Net change in unrealized appreciation (depreciation)			19,618,262
Net assets			$64,600,840
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$15.25	4,236	$64,601	1.25%	34.6%	12/31/2023	$16.04	0	$0	1.00%	34.9%	12/31/2023	$16.88	0	$0	0.75%	35.2%
12/31/2022	11.33	4,567	51,768	1.25%	-25.4%	12/31/2022	11.89	0	0	1.00%	-25.2%	12/31/2022	12.48	0	0	0.75%	-25.0%
12/31/2021	15.19	4,939	75,038	1.25%	21.7%	12/31/2021	15.90	0	0	1.00%	22.0%	12/31/2021	16.64	0	0	0.75%	22.3%
12/31/2020	12.49	5,322	66,445	1.25%	42.1%	12/31/2020	13.04	0	0	1.00%	42.5%	12/31/2020	13.61	0	0	0.75%	42.8%
12/31/2019	8.79	6,575	57,767	1.25%	32.6%	12/31/2019	9.15	0	0	1.00%	33.0%	12/31/2019	9.53	0	0	0.75%	33.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$17.75	0	$0	0.50%	35.6%	12/31/2023	$18.67	0	$0	0.25%	35.9%	12/31/2023	$22.38	0	$0	0.00%	36.2%
12/31/2022	13.09	0	0	0.50%	-24.8%	12/31/2022	13.74	0	0	0.25%	-24.6%	12/31/2022	16.42	0	0	0.00%	-24.5%
12/31/2021	17.42	0	0	0.50%	22.6%	12/31/2021	18.23	0	0	0.25%	22.9%	12/31/2021	21.74	0	0	0.00%	23.2%
12/31/2020	14.21	0	0	0.50%	43.2%	12/31/2020	14.84	0	0	0.25%	43.5%	12/31/2020	17.64	0	0	0.00%	43.9%
12/31/2019	9.92	0	0	0.50%	33.6%	12/31/2019	10.34	0	0	0.25%	34.0%	12/31/2019	12.26	0	0	0.00%	34.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.6%
2021	0.0%
2020	0.1%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP High Income Portfolio Initial Class - 06-215

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,354,886	$3,782,786	729,099
Receivables: investments sold	-
Payables: investments purchased	(1,029)
Net assets	$3,353,857

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,353,857	1,064,735	$3.15
Band 100	-	-	3.31
Band 75	-	-	3.49
Band 50	-	-	3.67
Band 25	-	-	3.86
Band 0	-	-	4.62
Total	$3,353,857	1,064,735

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$183,372
Mortality & expense charges			(41,423)
Net investment income (loss)			141,949

Gain (loss) on investments:
Net realized gain (loss)			(66,393)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			214,616
Net gain (loss)			148,223

Increase (decrease) in net assets from operations			$290,172

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$141,949	$136,998
Net realized gain (loss)		(66,393)	(64,496)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		214,616	(571,904)

Increase (decrease) in net assets from operations		290,172	(499,402)

Contract owner transactions:
Proceeds from units sold		206,475	299,249
Cost of units redeemed		(471,594)	(522,972)
Account charges		(3,377)	(1,731)
Increase (decrease)		(268,496)	(225,454)
Net increase (decrease)		21,676	(724,856)
Net assets, beginning		3,332,181	4,057,037
Net assets, ending		$3,353,857	$3,332,181

Units sold		69,443	115,106
Units redeemed		(158,918)	(190,887)
Net increase (decrease)		(89,475)	(75,781)
Units outstanding, beginning		1,154,210	1,229,991
Units outstanding, ending		1,064,735	1,154,210

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$120,707,285
Cost of units redeemed/account charges			(129,169,494)
Net investment income (loss)			23,183,752
Net realized gain (loss)			(10,939,786)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(427,900)
Net assets			$3,353,857
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.15	1,065	$3,354	1.25%	9.1%	12/31/2023	$3.31	0	$0	1.00%	9.4%	12/31/2023	$3.49	0	$0	0.75%	9.7%
12/31/2022	2.89	1,154	3,332	1.25%	-12.5%	12/31/2022	3.03	0	0	1.00%	-12.3%	12/31/2022	3.18	0	0	0.75%	-12.0%
12/31/2021	3.30	1,230	4,057	1.25%	3.1%	12/31/2021	3.45	0	0	1.00%	3.4%	12/31/2021	3.61	0	0	0.75%	3.6%
12/31/2020	3.20	1,287	4,116	1.25%	1.5%	12/31/2020	3.34	0	0	1.00%	1.7%	12/31/2020	3.49	0	0	0.75%	2.0%
12/31/2019	3.15	1,344	4,237	1.25%	13.7%	12/31/2019	3.28	0	0	1.00%	14.0%	12/31/2019	3.42	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.67	0	$0	0.50%	9.9%	12/31/2023	$3.86	0	$0	0.25%	10.2%	12/31/2023	$4.62	0	$0	0.00%	10.5%
12/31/2022	3.34	0	0	0.50%	-11.8%	12/31/2022	3.50	0	0	0.25%	-11.6%	12/31/2022	4.18	0	0	0.00%	-11.4%
12/31/2021	3.78	0	0	0.50%	3.9%	12/31/2021	3.96	0	0	0.25%	4.2%	12/31/2021	4.72	0	0	0.00%	4.4%
12/31/2020	3.64	0	0	0.50%	2.2%	12/31/2020	3.80	0	0	0.25%	2.5%	12/31/2020	4.52	0	0	0.00%	2.7%
12/31/2019	3.56	0	0	0.50%	14.5%	12/31/2019	3.71	0	0	0.25%	14.8%	12/31/2019	4.40	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.5%
2022	4.9%
2021	5.3%
2020	4.9%
2019	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity VIP Overseas Portfolio Initial Class - 06-220

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,508,801	$4,977,148	251,952
Receivables: investments sold	-
Payables: investments purchased	(3,391)
Net assets	$6,505,410

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,505,410	1,587,220	$4.10
Band 100	-	-	4.31
Band 75	-	-	4.54
Band 50	-	-	4.77
Band 25	-	-	5.02
Band 0	-	-	6.01
Total	$6,505,410	1,587,220

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$64,244
Mortality & expense charges			(77,024)
Net investment income (loss)			(12,780)

Gain (loss) on investments:
Net realized gain (loss)			(40,705)
Realized gain distributions			16,248
Net change in unrealized appreciation (depreciation)			1,111,765
Net gain (loss)			1,087,308

Increase (decrease) in net assets from operations			$1,074,528

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,780)	$(12,742)
Net realized gain (loss)		(40,705)	(16,746)
Realized gain distributions		16,248	58,444
Net change in unrealized appreciation (depreciation)		1,111,765	(2,121,561)

Increase (decrease) in net assets from operations		1,074,528	(2,092,605)

Contract owner transactions:
Proceeds from units sold		434,898	318,780
Cost of units redeemed		(755,541)	(828,506)
Account charges		(2,684)	(1,633)
Increase (decrease)		(323,327)	(511,359)
Net increase (decrease)		751,201	(2,603,964)
Net assets, beginning		5,754,209	8,358,173
Net assets, ending		$6,505,410	$5,754,209

Units sold		116,254	97,829
Units redeemed		(199,910)	(236,972)
Net increase (decrease)		(83,656)	(139,143)
Units outstanding, beginning		1,670,876	1,810,019
Units outstanding, ending		1,587,220	1,670,876

* Date of Fund Inception into Variable Account: 5 /1 /1993
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$452,900,506
Cost of units redeemed/account charges			(468,415,205)
Net investment income (loss)			5,705,823
Net realized gain (loss)			6,750,891
Realized gain distributions			8,031,742
Net change in unrealized appreciation (depreciation)			1,531,653
Net assets			$6,505,410
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.10	1,587	$6,505	1.25%	19.0%	12/31/2023	$4.31	0	$0	1.00%	19.3%	12/31/2023	$4.54	0	$0	0.75%	19.6%
12/31/2022	3.44	1,671	5,754	1.25%	-25.4%	12/31/2022	3.61	0	0	1.00%	-25.2%	12/31/2022	3.79	0	0	0.75%	-25.0%
12/31/2021	4.62	1,810	8,358	1.25%	18.2%	12/31/2021	4.83	0	0	1.00%	18.5%	12/31/2021	5.06	0	0	0.75%	18.8%
12/31/2020	3.91	1,986	7,758	1.25%	14.2%	12/31/2020	4.08	0	0	1.00%	14.5%	12/31/2020	4.26	0	0	0.75%	14.8%
12/31/2019	3.42	2,369	8,104	1.25%	26.2%	12/31/2019	3.56	0	0	1.00%	26.5%	12/31/2019	3.71	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.77	0	$0	0.50%	19.9%	12/31/2023	$5.02	0	$0	0.25%	20.2%	12/31/2023	$6.01	0	$0	0.00%	20.5%
12/31/2022	3.98	0	0	0.50%	-24.9%	12/31/2022	4.17	0	0	0.25%	-24.7%	12/31/2022	4.99	0	0	0.00%	-24.5%
12/31/2021	5.30	0	0	0.50%	19.1%	12/31/2021	5.54	0	0	0.25%	19.4%	12/31/2021	6.61	0	0	0.00%	19.7%
12/31/2020	4.45	0	0	0.50%	15.0%	12/31/2020	4.64	0	0	0.25%	15.3%	12/31/2020	5.52	0	0	0.00%	15.6%
12/31/2019	3.86	0	0	0.50%	27.1%	12/31/2019	4.02	0	0	0.25%	27.4%	12/31/2019	4.78	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.9%
2021	0.5%
2020	0.4%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund I Class - 06-CCG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,000	$11,502	1,105
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$11,006

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,006	9,453	$1.16
Band 100	-	-	1.19
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.27
Band 0	-	-	1.30
Total	$11,006	9,453

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$281
Mortality & expense charges			(109)
Net investment income (loss)			172

Gain (loss) on investments:
Net realized gain (loss)			(64)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			513
Net gain (loss)			449

Increase (decrease) in net assets from operations			$621

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$172	$168
Net realized gain (loss)		(64)	(405)
Realized gain distributions		-	208
Net change in unrealized appreciation (depreciation)		513	(1,147)

Increase (decrease) in net assets from operations		621	(1,176)

Contract owner transactions:
Proceeds from units sold		3,274	2,513
Cost of units redeemed		(495)	(2,729)
Account charges		-	(5)
Increase (decrease)		2,779	(221)
Net increase (decrease)		3,400	(1,397)
Net assets, beginning		7,606	9,003
Net assets, ending		$11,006	$7,606

Units sold		2,923	2,306
Units redeemed		(442)	(2,555)
Net increase (decrease)		2,481	(249)
Units outstanding, beginning		6,972	7,221
Units outstanding, ending		9,453	6,972

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$230,097
Cost of units redeemed/account charges			(231,854)
Net investment income (loss)			2,506
Net realized gain (loss)			3,308
Realized gain distributions			7,451
Net change in unrealized appreciation (depreciation)			(502)
Net assets			$11,006
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	9	$11	1.25%	6.7%	12/31/2023	$1.19	0	$0	1.00%	7.0%	12/31/2023	$1.22	0	$0	0.75%	7.2%
12/31/2022	1.09	7	8	1.25%	-12.5%	12/31/2022	1.11	0	0	1.00%	-12.3%	12/31/2022	1.13	0	0	0.75%	-12.1%
12/31/2021	1.25	7	9	1.25%	1.8%	12/31/2021	1.27	0	0	1.00%	2.1%	12/31/2021	1.29	0	0	0.75%	2.4%
12/31/2020	1.22	16	19	1.25%	7.4%	12/31/2020	1.24	0	0	1.00%	7.7%	12/31/2020	1.26	0	0	0.75%	8.0%
12/31/2019	1.14	35	39	1.25%	9.7%	12/31/2019	1.15	0	0	1.00%	10.0%	12/31/2019	1.17	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	7.5%	12/31/2023	$1.27	0	$0	0.25%	7.8%	12/31/2023	$1.30	0	$0	0.00%	8.1%
12/31/2022	1.16	0	0	0.50%	-11.8%	12/31/2022	1.18	0	0	0.25%	-11.6%	12/31/2022	1.20	0	0	0.00%	-11.4%
12/31/2021	1.31	0	0	0.50%	2.6%	12/31/2021	1.33	0	0	0.25%	2.9%	12/31/2021	1.35	0	0	0.00%	3.1%
12/31/2020	1.28	0	0	0.50%	8.2%	12/31/2020	1.29	0	0	0.25%	8.5%	12/31/2020	1.31	0	0	0.00%	8.8%
12/31/2019	1.18	0	0	0.50%	10.5%	12/31/2019	1.19	0	0	0.25%	10.8%	12/31/2019	1.21	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	3.4%
2021	1.4%
2020	0.8%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,730	$38,171	3,328
Receivables: investments sold	14
Payables: investments purchased	-
Net assets	$34,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,744	27,459	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.32
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$34,744	27,459

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$882
Mortality & expense charges			(394)
Net investment income (loss)			488

Gain (loss) on investments:
Net realized gain (loss)			(203)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,235
Net gain (loss)			2,032

Increase (decrease) in net assets from operations			$2,520

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$488	$273
Net realized gain (loss)		(203)	(6,540)
Realized gain distributions		-	2,263
Net change in unrealized appreciation (depreciation)		2,235	(5,212)

Increase (decrease) in net assets from operations		2,520	(9,216)

Contract owner transactions:
Proceeds from units sold		4,405	5,518
Cost of units redeemed		(1,016)	(35,855)
Account charges		-	(41)
Increase (decrease)		3,389	(30,378)
Net increase (decrease)		5,909	(39,594)
Net assets, beginning		28,835	68,429
Net assets, ending		$34,744	$28,835

Units sold		3,642	4,565
Units redeemed		(842)	(30,051)
Net increase (decrease)		2,800	(25,486)
Units outstanding, beginning		24,659	50,145
Units outstanding, ending		27,459	24,659

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$521,550
Cost of units redeemed/account charges			(513,432)
Net investment income (loss)			4,381
Net realized gain (loss)			(1,516)
Realized gain distributions			27,202
Net change in unrealized appreciation (depreciation)			(3,441)
Net assets			$34,744
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	27	$35	1.25%	8.2%	12/31/2023	$1.29	0	$0	1.00%	8.5%	12/31/2023	$1.32	0	$0	0.75%	8.7%
12/31/2022	1.17	25	29	1.25%	-14.3%	12/31/2022	1.19	0	0	1.00%	-14.1%	12/31/2022	1.21	0	0	0.75%	-13.9%
12/31/2021	1.36	50	68	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.4%	12/31/2021	1.41	0	0	0.75%	4.6%
12/31/2020	1.31	110	144	1.25%	9.5%	12/31/2020	1.33	0	0	1.00%	9.8%	12/31/2020	1.35	0	0	0.75%	10.0%
12/31/2019	1.20	44	52	1.25%	13.3%	12/31/2019	1.21	0	0	1.00%	13.6%	12/31/2019	1.23	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	9.0%	12/31/2023	$1.38	0	$0	0.25%	9.3%	12/31/2023	$1.41	0	$0	0.00%	9.6%
12/31/2022	1.24	0	0	0.50%	-13.7%	12/31/2022	1.26	0	0	0.25%	-13.5%	12/31/2022	1.29	0	0	0.00%	-13.2%
12/31/2021	1.43	0	0	0.50%	4.9%	12/31/2021	1.46	0	0	0.25%	5.1%	12/31/2021	1.48	0	0	0.00%	5.4%
12/31/2020	1.37	0	0	0.50%	10.3%	12/31/2020	1.39	0	0	0.25%	10.6%	12/31/2020	1.41	0	0	0.00%	10.9%
12/31/2019	1.24	0	0	0.50%	14.2%	12/31/2019	1.25	0	0	0.25%	14.5%	12/31/2019	1.27	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	2.0%
2021	1.5%
2020	1.5%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$272,159	$305,450	26,203
Receivables: investments sold	90
Payables: investments purchased	-
Net assets	$272,249

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$272,249	205,068	$1.33
Band 100	-	-	1.36
Band 75	-	-	1.39
Band 50	-	-	1.42
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$272,249	205,068

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,381
Mortality & expense charges			(3,223)
Net investment income (loss)			3,158

Gain (loss) on investments:
Net realized gain (loss)			(1,870)
Realized gain distributions			230
Net change in unrealized appreciation (depreciation)			21,774
Net gain (loss)			20,134

Increase (decrease) in net assets from operations			$23,292

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,158	$4,272
Net realized gain (loss)		(1,870)	(4,776)
Realized gain distributions		230	11,197
Net change in unrealized appreciation (depreciation)		21,774	(54,956)

Increase (decrease) in net assets from operations		23,292	(44,263)

Contract owner transactions:
Proceeds from units sold		15,019	35,139
Cost of units redeemed		(6,719)	(21,883)
Account charges		(298)	(419)
Increase (decrease)		8,002	12,837
Net increase (decrease)		31,294	(31,426)
Net assets, beginning		240,955	272,381
Net assets, ending		$272,249	$240,955

Units sold		11,931	27,538
Units redeemed		(5,690)	(18,203)
Net increase (decrease)		6,241	9,335
Units outstanding, beginning		198,827	189,492
Units outstanding, ending		205,068	198,827

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$758,849
Cost of units redeemed/account charges			(581,049)
Net investment income (loss)			21,399
Net realized gain (loss)			(18,898)
Realized gain distributions			125,239
Net change in unrealized appreciation (depreciation)			(33,291)
Net assets			$272,249
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	205	$272	1.25%	9.5%	12/31/2023	$1.36	0	$0	1.00%	9.8%	12/31/2023	$1.39	0	$0	0.75%	10.1%
12/31/2022	1.21	199	241	1.25%	-15.7%	12/31/2022	1.24	0	0	1.00%	-15.5%	12/31/2022	1.26	0	0	0.75%	-15.3%
12/31/2021	1.44	189	272	1.25%	5.7%	12/31/2021	1.46	0	0	1.00%	6.0%	12/31/2021	1.49	0	0	0.75%	6.2%
12/31/2020	1.36	231	314	1.25%	10.8%	12/31/2020	1.38	0	0	1.00%	11.0%	12/31/2020	1.40	0	0	0.75%	11.3%
12/31/2019	1.23	239	293	1.25%	15.4%	12/31/2019	1.24	0	0	1.00%	15.7%	12/31/2019	1.26	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	10.4%	12/31/2023	$1.45	0	$0	0.25%	10.6%	12/31/2023	$1.48	0	$0	0.00%	10.9%
12/31/2022	1.28	0	0	0.50%	-15.1%	12/31/2022	1.31	0	0	0.25%	-14.8%	12/31/2022	1.33	0	0	0.00%	-14.6%
12/31/2021	1.51	0	0	0.50%	6.5%	12/31/2021	1.54	0	0	0.25%	6.8%	12/31/2021	1.56	0	0	0.00%	7.0%
12/31/2020	1.42	0	0	0.50%	11.6%	12/31/2020	1.44	0	0	0.25%	11.9%	12/31/2020	1.46	0	0	0.00%	12.1%
12/31/2019	1.27	0	0	0.50%	16.3%	12/31/2019	1.29	0	0	0.25%	16.5%	12/31/2019	1.30	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.9%
2021	2.1%
2020	1.1%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$152,618	$166,881	13,090
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$152,631

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$152,631	110,558	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.50
Band 0	-	-	1.54
Total	$152,631	110,558

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,253
Mortality & expense charges			(1,990)
Net investment income (loss)			1,263

Gain (loss) on investments:
Net realized gain (loss)			(7,037)
Realized gain distributions			140
Net change in unrealized appreciation (depreciation)			22,640
Net gain (loss)			15,743

Increase (decrease) in net assets from operations			$17,006

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,263	$1,447
Net realized gain (loss)		(7,037)	(27,911)
Realized gain distributions		140	14,486
Net change in unrealized appreciation (depreciation)		22,640	(42,432)

Increase (decrease) in net assets from operations		17,006	(54,410)

Contract owner transactions:
Proceeds from units sold		11,861	40,464
Cost of units redeemed		(44,903)	(149,214)
Account charges		(162)	(275)
Increase (decrease)		(33,204)	(109,025)
Net increase (decrease)		(16,198)	(163,435)
Net assets, beginning		168,829	332,264
Net assets, ending		$152,631	$168,829

Units sold		9,134	30,616
Units redeemed		(34,292)	(116,198)
Net increase (decrease)		(25,158)	(85,582)
Units outstanding, beginning		135,716	221,298
Units outstanding, ending		110,558	135,716

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,031,167
Cost of units redeemed/account charges			(3,245,976)
Net investment income (loss)			31,868
Net realized gain (loss)			32,250
Realized gain distributions			317,585
Net change in unrealized appreciation (depreciation)			(14,263)
Net assets			$152,631
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	111	$153	1.25%	11.0%	12/31/2023	$1.41	0	$0	1.00%	11.3%	12/31/2023	$1.44	0	$0	0.75%	11.5%
12/31/2022	1.24	136	169	1.25%	-17.1%	12/31/2022	1.27	0	0	1.00%	-16.9%	12/31/2022	1.29	0	0	0.75%	-16.7%
12/31/2021	1.50	221	332	1.25%	7.3%	12/31/2021	1.53	0	0	1.00%	7.5%	12/31/2021	1.55	0	0	0.75%	7.8%
12/31/2020	1.40	503	705	1.25%	12.0%	12/31/2020	1.42	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.5%
12/31/2019	1.25	658	822	1.25%	17.2%	12/31/2019	1.26	0	0	1.00%	17.5%	12/31/2019	1.28	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	11.8%	12/31/2023	$1.50	0	$0	0.25%	12.1%	12/31/2023	$1.54	0	$0	0.00%	12.4%
12/31/2022	1.32	0	0	0.50%	-16.5%	12/31/2022	1.34	0	0	0.25%	-16.3%	12/31/2022	1.37	0	0	0.00%	-16.1%
12/31/2021	1.58	0	0	0.50%	8.1%	12/31/2021	1.60	0	0	0.25%	8.4%	12/31/2021	1.63	0	0	0.00%	8.6%
12/31/2020	1.46	0	0	0.50%	12.8%	12/31/2020	1.48	0	0	0.25%	13.1%	12/31/2020	1.50	0	0	0.00%	13.4%
12/31/2019	1.29	0	0	0.50%	18.1%	12/31/2019	1.31	0	0	0.25%	18.4%	12/31/2019	1.32	0	0	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.9%
2021	1.4%
2020	1.0%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,372,932	$1,467,057	111,478
Receivables: investments sold	483
Payables: investments purchased	-
Net assets	$1,373,415

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,373,415	961,860	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$1,373,415	961,860

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$26,821
Mortality & expense charges			(16,255)
Net investment income (loss)			10,566

Gain (loss) on investments:
Net realized gain (loss)			(20,273)
Realized gain distributions			328
Net change in unrealized appreciation (depreciation)			157,415
Net gain (loss)			137,470

Increase (decrease) in net assets from operations			$148,036

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,566	$17,017
Net realized gain (loss)		(20,273)	(10,871)
Realized gain distributions		328	72,048
Net change in unrealized appreciation (depreciation)		157,415	(346,062)

Increase (decrease) in net assets from operations		148,036	(267,868)

Contract owner transactions:
Proceeds from units sold		99,880	151,015
Cost of units redeemed		(120,879)	(141,123)
Account charges		(2,201)	(2,325)
Increase (decrease)		(23,200)	7,567
Net increase (decrease)		124,836	(260,301)
Net assets, beginning		1,248,579	1,508,880
Net assets, ending		$1,373,415	$1,248,579

Units sold		74,660	108,467
Units redeemed		(93,297)	(102,417)
Net increase (decrease)		(18,637)	6,050
Units outstanding, beginning		980,497	974,447
Units outstanding, ending		961,860	980,497

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,160,537
Cost of units redeemed/account charges			(2,362,454)
Net investment income (loss)			74,107
Net realized gain (loss)			54,923
Realized gain distributions			540,427
Net change in unrealized appreciation (depreciation)			(94,125)
Net assets			$1,373,415
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	962	$1,373	1.25%	12.1%	12/31/2023	$1.46	0	$0	1.00%	12.4%	12/31/2023	$1.49	0	$0	0.75%	12.7%
12/31/2022	1.27	980	1,249	1.25%	-17.8%	12/31/2022	1.30	0	0	1.00%	-17.6%	12/31/2022	1.32	0	0	0.75%	-17.4%
12/31/2021	1.55	974	1,509	1.25%	8.4%	12/31/2021	1.57	0	0	1.00%	8.7%	12/31/2021	1.60	0	0	0.75%	9.0%
12/31/2020	1.43	1,245	1,777	1.25%	12.7%	12/31/2020	1.45	0	0	1.00%	13.0%	12/31/2020	1.47	0	0	0.75%	13.3%
12/31/2019	1.27	1,405	1,780	1.25%	18.8%	12/31/2019	1.28	0	0	1.00%	19.1%	12/31/2019	1.30	0	0	0.75%	19.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	0.50%	13.0%	12/31/2023	$1.56	0	$0	0.25%	13.3%	12/31/2023	$1.59	0	$0	0.00%	13.5%
12/31/2022	1.35	0	0	0.50%	-17.1%	12/31/2022	1.37	0	0	0.25%	-16.9%	12/31/2022	1.40	0	0	0.00%	-16.7%
12/31/2021	1.63	0	0	0.50%	9.2%	12/31/2021	1.65	0	0	0.25%	9.5%	12/31/2021	1.68	0	0	0.00%	9.8%
12/31/2020	1.49	0	0	0.50%	13.6%	12/31/2020	1.51	0	0	0.25%	13.9%	12/31/2020	1.53	0	0	0.00%	14.1%
12/31/2019	1.31	0	0	0.50%	19.7%	12/31/2019	1.33	0	0	0.25%	20.0%	12/31/2019	1.34	0	0	0.00%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	2.4%
2021	2.0%
2020	1.0%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,776,511	$1,875,764	130,761
Receivables: investments sold	541
Payables: investments purchased	-
Net assets	$1,777,052

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,777,052	1,176,378	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$1,777,052	1,176,378

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$31,430
Mortality & expense charges			(20,022)
Net investment income (loss)			11,408

Gain (loss) on investments:
Net realized gain (loss)			(16,154)
Realized gain distributions			513
Net change in unrealized appreciation (depreciation)			205,062
Net gain (loss)			189,421

Increase (decrease) in net assets from operations			$200,829

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,408	$12,776
Net realized gain (loss)		(16,154)	(60,608)
Realized gain distributions		513	108,290
Net change in unrealized appreciation (depreciation)		205,062	(464,513)

Increase (decrease) in net assets from operations		200,829	(404,055)

Contract owner transactions:
Proceeds from units sold		161,646	584,208
Cost of units redeemed		(102,081)	(1,080,889)
Account charges		(2,500)	(2,299)
Increase (decrease)		57,065	(498,980)
Net increase (decrease)		257,894	(903,035)
Net assets, beginning		1,519,158	2,422,193
Net assets, ending		$1,777,052	$1,519,158

Units sold		115,378	383,177
Units redeemed		(76,843)	(733,451)
Net increase (decrease)		38,535	(350,274)
Units outstanding, beginning		1,137,843	1,488,117
Units outstanding, ending		1,176,378	1,137,843

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,530,816
Cost of units redeemed/account charges			(4,718,649)
Net investment income (loss)			77,988
Net realized gain (loss)			148,626
Realized gain distributions			837,524
Net change in unrealized appreciation (depreciation)			(99,253)
Net assets			$1,777,052
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	1,176	$1,777	1.25%	13.1%	12/31/2023	$1.54	0	$0	1.00%	13.4%	12/31/2023	$1.58	0	$0	0.75%	13.7%
12/31/2022	1.34	1,138	1,519	1.25%	-18.0%	12/31/2022	1.36	0	0	1.00%	-17.8%	12/31/2022	1.39	0	0	0.75%	-17.6%
12/31/2021	1.63	1,488	2,422	1.25%	9.8%	12/31/2021	1.65	0	0	1.00%	10.1%	12/31/2021	1.68	0	0	0.75%	10.3%
12/31/2020	1.48	1,681	2,492	1.25%	13.6%	12/31/2020	1.50	0	0	1.00%	13.9%	12/31/2020	1.52	0	0	0.75%	14.2%
12/31/2019	1.31	1,737	2,267	1.25%	21.3%	12/31/2019	1.32	0	0	1.00%	21.6%	12/31/2019	1.34	0	0	0.75%	21.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	14.0%	12/31/2023	$1.65	0	$0	0.25%	14.3%	12/31/2023	$1.68	0	$0	0.00%	14.6%
12/31/2022	1.41	0	0	0.50%	-17.4%	12/31/2022	1.44	0	0	0.25%	-17.2%	12/31/2022	1.47	0	0	0.00%	-16.9%
12/31/2021	1.71	0	0	0.50%	10.6%	12/31/2021	1.74	0	0	0.25%	10.9%	12/31/2021	1.77	0	0	0.00%	11.2%
12/31/2020	1.55	0	0	0.50%	14.5%	12/31/2020	1.57	0	0	0.25%	14.7%	12/31/2020	1.59	0	0	0.00%	15.0%
12/31/2019	1.35	0	0	0.50%	22.2%	12/31/2019	1.37	0	0	0.25%	22.5%	12/31/2019	1.38	0	0	0.00%	22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.8%
2021	1.8%
2020	1.0%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,043,572	$1,088,603	75,546
Receivables: investments sold	4,255
Payables: investments purchased	-
Net assets	$1,047,827

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,047,827	645,355	$1.62
Band 100	-	-	1.66
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.77
Band 0	-	-	1.81
Total	$1,047,827	645,355

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,071
Mortality & expense charges			(11,170)
Net investment income (loss)			3,901

Gain (loss) on investments:
Net realized gain (loss)			(27,958)
Realized gain distributions			367
Net change in unrealized appreciation (depreciation)			154,914
Net gain (loss)			127,323

Increase (decrease) in net assets from operations			$131,224

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,901	$4,883
Net realized gain (loss)		(27,958)	(41,336)
Realized gain distributions		367	70,164
Net change in unrealized appreciation (depreciation)		154,914	(301,885)

Increase (decrease) in net assets from operations		131,224	(268,174)

Contract owner transactions:
Proceeds from units sold		206,130	635,667
Cost of units redeemed		(162,492)	(1,221,586)
Account charges		(707)	(1,364)
Increase (decrease)		42,931	(587,283)
Net increase (decrease)		174,155	(855,457)
Net assets, beginning		873,672	1,729,129
Net assets, ending		$1,047,827	$873,672

Units sold		136,293	386,987
Units redeemed		(110,844)	(764,526)
Net increase (decrease)		25,449	(377,539)
Units outstanding, beginning		619,906	997,445
Units outstanding, ending		645,355	619,906

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,103,612
Cost of units redeemed/account charges			(3,651,773)
Net investment income (loss)			33,589
Net realized gain (loss)			123,579
Realized gain distributions			483,851
Net change in unrealized appreciation (depreciation)			(45,031)
Net assets			$1,047,827
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	645	$1,048	1.25%	15.2%	12/31/2023	$1.66	0	$0	1.00%	15.5%	12/31/2023	$1.70	0	$0	0.75%	15.8%
12/31/2022	1.41	620	874	1.25%	-18.7%	12/31/2022	1.44	0	0	1.00%	-18.5%	12/31/2022	1.46	0	0	0.75%	-18.3%
12/31/2021	1.73	997	1,729	1.25%	12.5%	12/31/2021	1.76	0	0	1.00%	12.8%	12/31/2021	1.79	0	0	0.75%	13.0%
12/31/2020	1.54	1,008	1,554	1.25%	14.9%	12/31/2020	1.56	0	0	1.00%	15.2%	12/31/2020	1.59	0	0	0.75%	15.5%
12/31/2019	1.34	942	1,263	1.25%	24.2%	12/31/2019	1.36	0	0	1.00%	24.5%	12/31/2019	1.37	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	16.1%	12/31/2023	$1.77	0	$0	0.25%	16.4%	12/31/2023	$1.81	0	$0	0.00%	16.6%
12/31/2022	1.49	0	0	0.50%	-18.1%	12/31/2022	1.52	0	0	0.25%	-17.9%	12/31/2022	1.55	0	0	0.00%	-17.7%
12/31/2021	1.82	0	0	0.50%	13.3%	12/31/2021	1.85	0	0	0.25%	13.6%	12/31/2021	1.88	0	0	0.00%	13.9%
12/31/2020	1.61	0	0	0.50%	15.8%	12/31/2020	1.63	0	0	0.25%	16.1%	12/31/2020	1.65	0	0	0.00%	16.4%
12/31/2019	1.39	0	0	0.50%	25.1%	12/31/2019	1.40	0	0	0.25%	25.4%	12/31/2019	1.42	0	0	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.4%
2021	1.6%
2020	1.0%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,259,408	$1,279,155	82,268
Receivables: investments sold	126
Payables: investments purchased	-
Net assets	$1,259,534

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,259,534	744,508	$1.69
Band 100	-	-	1.73
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.84
Band 0	-	-	1.88
Total	$1,259,534	744,508

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,584
Mortality & expense charges			(12,886)
Net investment income (loss)			1,698

Gain (loss) on investments:
Net realized gain (loss)			(14,102)
Realized gain distributions			488
Net change in unrealized appreciation (depreciation)			177,180
Net gain (loss)			163,566

Increase (decrease) in net assets from operations			$165,264

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,698	$4,984
Net realized gain (loss)		(14,102)	13,530
Realized gain distributions		488	67,985
Net change in unrealized appreciation (depreciation)		177,180	(302,627)

Increase (decrease) in net assets from operations		165,264	(216,128)

Contract owner transactions:
Proceeds from units sold		315,941	645,434
Cost of units redeemed		(94,452)	(847,338)
Account charges		(786)	(718)
Increase (decrease)		220,703	(202,622)
Net increase (decrease)		385,967	(418,750)
Net assets, beginning		873,567	1,292,317
Net assets, ending		$1,259,534	$873,567

Units sold		203,750	378,402
Units redeemed		(64,745)	(495,905)
Net increase (decrease)		139,005	(117,503)
Units outstanding, beginning		605,503	723,006
Units outstanding, ending		744,508	605,503

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,073,104
Cost of units redeemed/account charges			(3,537,646)
Net investment income (loss)			23,715
Net realized gain (loss)			246,485
Realized gain distributions			473,623
Net change in unrealized appreciation (depreciation)			(19,747)
Net assets			$1,259,534
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	745	$1,260	1.25%	17.3%	12/31/2023	$1.73	0	$0	1.00%	17.6%	12/31/2023	$1.77	0	$0	0.75%	17.8%
12/31/2022	1.44	606	874	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	723	1,292	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%
12/31/2020	1.56	898	1,402	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	969	1,304	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	0	$0	0.50%	18.1%	12/31/2023	$1.84	0	$0	0.25%	18.4%	12/31/2023	$1.88	0	$0	0.00%	18.7%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.4%
12/31/2019	1.39	0	0	0.50%	26.1%	12/31/2019	1.41	0	0	0.25%	26.4%	12/31/2019	1.43	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.5%
2021	1.2%
2020	0.9%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,213,899	$1,191,880	100,402
Receivables: investments sold	974
Payables: investments purchased	-
Net assets	$1,214,873

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,214,873	715,532	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.77
Band 50	-	-	1.81
Band 25	-	-	1.85
Band 0	-	-	1.89
Total	$1,214,873	715,532

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,194
Mortality & expense charges			(12,831)
Net investment income (loss)			363

Gain (loss) on investments:
Net realized gain (loss)			(2,364)
Realized gain distributions			3,090
Net change in unrealized appreciation (depreciation)			169,188
Net gain (loss)			169,914

Increase (decrease) in net assets from operations			$170,277

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$363	$1,844
Net realized gain (loss)		(2,364)	(65,047)
Realized gain distributions		3,090	94,134
Net change in unrealized appreciation (depreciation)		169,188	(302,935)

Increase (decrease) in net assets from operations		170,277	(272,004)

Contract owner transactions:
Proceeds from units sold		185,873	188,548
Cost of units redeemed		(22,459)	(396,920)
Account charges		(1,492)	(1,727)
Increase (decrease)		161,922	(210,099)
Net increase (decrease)		332,199	(482,103)
Net assets, beginning		882,674	1,364,777
Net assets, ending		$1,214,873	$882,674

Units sold		119,920	125,285
Units redeemed		(16,633)	(276,624)
Net increase (decrease)		103,287	(151,339)
Units outstanding, beginning		612,245	763,584
Units outstanding, ending		715,532	612,245

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,769,607
Cost of units redeemed/account charges			(2,124,531)
Net investment income (loss)			25,392
Net realized gain (loss)			60,831
Realized gain distributions			461,555
Net change in unrealized appreciation (depreciation)			22,019
Net assets			$1,214,873
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	716	$1,215	1.25%	17.8%	12/31/2023	$1.73	0	$0	1.00%	18.1%	12/31/2023	$1.77	0	$0	0.75%	18.4%
12/31/2022	1.44	612	883	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	764	1,365	1.25%	14.4%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%
12/31/2020	1.56	742	1,159	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	906	1,220	1.25%	25.0%	12/31/2019	1.36	0	0	1.00%	25.3%	12/31/2019	1.38	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	0	$0	0.50%	18.7%	12/31/2023	$1.85	0	$0	0.25%	18.9%	12/31/2023	$1.89	0	$0	0.00%	19.2%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	25.9%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.5%
2021	2.2%
2020	0.9%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,209,655	$1,164,047	99,589
Receivables: investments sold	359
Payables: investments purchased	-
Net assets	$1,210,014

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,210,014	712,396	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.81
Band 25	-	-	1.85
Band 0	-	-	1.89
Total	$1,210,014	712,396

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,579
Mortality & expense charges			(13,828)
Net investment income (loss)			(249)

Gain (loss) on investments:
Net realized gain (loss)			(13,291)
Realized gain distributions			2,158
Net change in unrealized appreciation (depreciation)			197,970
Net gain (loss)			186,837

Increase (decrease) in net assets from operations			$186,588

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(249)	$5,033
Net realized gain (loss)		(13,291)	(40,880)
Realized gain distributions		2,158	92,905
Net change in unrealized appreciation (depreciation)		197,970	(340,598)

Increase (decrease) in net assets from operations		186,588	(283,540)

Contract owner transactions:
Proceeds from units sold		142,063	240,769
Cost of units redeemed		(206,993)	(245,415)
Account charges		(2,262)	(1,969)
Increase (decrease)		(67,192)	(6,615)
Net increase (decrease)		119,396	(290,155)
Net assets, beginning		1,090,618	1,380,773
Net assets, ending		$1,210,014	$1,090,618

Units sold		91,381	161,123
Units redeemed		(135,537)	(176,945)
Net increase (decrease)		(44,156)	(15,822)
Units outstanding, beginning		756,552	772,374
Units outstanding, ending		712,396	756,552

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,162,744
Cost of units redeemed/account charges			(2,700,672)
Net investment income (loss)			31,158
Net realized gain (loss)			158,053
Realized gain distributions			513,123
Net change in unrealized appreciation (depreciation)			45,608
Net assets			$1,210,014
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	712	$1,210	1.25%	17.8%	12/31/2023	$1.74	0	$0	1.00%	18.1%	12/31/2023	$1.77	0	$0	0.75%	18.4%
12/31/2022	1.44	757	1,091	1.25%	-19.4%	12/31/2022	1.47	0	0	1.00%	-19.2%	12/31/2022	1.50	0	0	0.75%	-19.0%
12/31/2021	1.79	772	1,381	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.8%	12/31/2021	1.85	0	0	0.75%	15.1%
12/31/2020	1.56	1,026	1,601	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	1,075	1,447	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	0	$0	0.50%	18.7%	12/31/2023	$1.85	0	$0	0.25%	19.0%	12/31/2023	$1.89	0	$0	0.00%	19.3%
12/31/2022	1.53	0	0	0.50%	-18.8%	12/31/2022	1.56	0	0	0.25%	-18.6%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.4%	12/31/2021	1.91	0	0	0.25%	15.7%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.67	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	1.7%
2021	1.9%
2020	1.0%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,213,762	$1,179,984	89,605
Receivables: investments sold	388
Payables: investments purchased	-
Net assets	$1,214,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,214,150	714,605	$1.70
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.81
Band 25	-	-	1.85
Band 0	-	-	1.89
Total	$1,214,150	714,605

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,718
Mortality & expense charges			(13,123)
Net investment income (loss)			595

Gain (loss) on investments:
Net realized gain (loss)			(10,406)
Realized gain distributions			5,796
Net change in unrealized appreciation (depreciation)			175,437
Net gain (loss)			170,827

Increase (decrease) in net assets from operations			$171,422

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$595	$5,947
Net realized gain (loss)		(10,406)	(16,577)
Realized gain distributions		5,796	65,467
Net change in unrealized appreciation (depreciation)		175,437	(255,490)

Increase (decrease) in net assets from operations		171,422	(200,653)

Contract owner transactions:
Proceeds from units sold		283,507	315,158
Cost of units redeemed		(137,783)	(224,660)
Account charges		(2,065)	(1,917)
Increase (decrease)		143,659	88,581
Net increase (decrease)		315,081	(112,072)
Net assets, beginning		899,069	1,011,141
Net assets, ending		$1,214,150	$899,069

Units sold		185,662	208,818
Units redeemed		(94,083)	(151,205)
Net increase (decrease)		91,579	57,613
Units outstanding, beginning		623,026	565,413
Units outstanding, ending		714,605	623,026

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,758,852
Cost of units redeemed/account charges			(2,017,740)
Net investment income (loss)			23,743
Net realized gain (loss)			113,935
Realized gain distributions			301,582
Net change in unrealized appreciation (depreciation)			33,778
Net assets			$1,214,150
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	715	$1,214	1.25%	17.7%	12/31/2023	$1.74	0	$0	1.00%	18.0%	12/31/2023	$1.77	0	$0	0.75%	18.3%
12/31/2022	1.44	623	899	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	565	1,011	1.25%	14.5%	12/31/2021	1.82	0	0	1.00%	14.8%	12/31/2021	1.85	0	0	0.75%	15.1%
12/31/2020	1.56	684	1,069	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	627	844	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	0	$0	0.50%	18.6%	12/31/2023	$1.85	0	$0	0.25%	18.9%	12/31/2023	$1.89	0	$0	0.00%	19.2%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.4%	12/31/2021	1.91	0	0	0.25%	15.7%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.68	0	0	0.00%	17.4%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.4%	12/31/2019	1.43	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.8%
2021	1.9%
2020	1.0%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,032	$128,125	11,225
Receivables: investments sold	3,715
Payables: investments purchased	-
Net assets	$138,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$138,747	81,786	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.77
Band 50	-	-	1.81
Band 25	-	-	1.85
Band 0	-	-	1.89
Total	$138,747	81,786

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,503
Mortality & expense charges			(1,126)
Net investment income (loss)			377

Gain (loss) on investments:
Net realized gain (loss)			(428)
Realized gain distributions			812
Net change in unrealized appreciation (depreciation)			14,939
Net gain (loss)			15,323

Increase (decrease) in net assets from operations			$15,700

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$377	$459
Net realized gain (loss)		(428)	(4,842)
Realized gain distributions		812	4,224
Net change in unrealized appreciation (depreciation)		14,939	(12,856)

Increase (decrease) in net assets from operations		15,700	(13,015)

Contract owner transactions:
Proceeds from units sold		70,201	41,347
Cost of units redeemed		(8,136)	(23,834)
Account charges		(197)	(129)
Increase (decrease)		61,868	17,384
Net increase (decrease)		77,568	4,369
Net assets, beginning		61,179	56,810
Net assets, ending		$138,747	$61,179

Units sold		44,661	28,165
Units redeemed		(5,325)	(17,523)
Net increase (decrease)		39,336	10,642
Units outstanding, beginning		42,450	31,808
Units outstanding, ending		81,786	42,450

* Date of Fund Inception into Variable Account: 5 /21 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$239,890
Cost of units redeemed/account charges			(131,512)
Net investment income (loss)			1,778
Net realized gain (loss)			6,634
Realized gain distributions			15,050
Net change in unrealized appreciation (depreciation)			6,907
Net assets			$138,747
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	82	$139	1.25%	17.7%	12/31/2023	$1.73	0	$0	1.00%	18.0%	12/31/2023	$1.77	0	$0	0.75%	18.3%
12/31/2022	1.44	42	61	1.25%	-19.3%	12/31/2022	1.47	0	0	1.00%	-19.1%	12/31/2022	1.50	0	0	0.75%	-18.9%
12/31/2021	1.79	32	57	1.25%	14.4%	12/31/2021	1.82	0	0	1.00%	14.7%	12/31/2021	1.85	0	0	0.75%	15.0%
12/31/2020	1.56	34	54	1.25%	16.0%	12/31/2020	1.58	0	0	1.00%	16.3%	12/31/2020	1.61	0	0	0.75%	16.6%
12/31/2019	1.35	48	64	1.25%	25.1%	12/31/2019	1.36	0	0	1.00%	25.4%	12/31/2019	1.38	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	0	$0	0.50%	18.6%	12/31/2023	$1.85	0	$0	0.25%	18.9%	12/31/2023	$1.89	0	$0	0.00%	19.2%
12/31/2022	1.53	0	0	0.50%	-18.7%	12/31/2022	1.56	0	0	0.25%	-18.5%	12/31/2022	1.59	0	0	0.00%	-18.3%
12/31/2021	1.88	0	0	0.50%	15.3%	12/31/2021	1.91	0	0	0.25%	15.6%	12/31/2021	1.94	0	0	0.00%	15.9%
12/31/2020	1.63	0	0	0.50%	16.9%	12/31/2020	1.65	0	0	0.25%	17.2%	12/31/2020	1.67	0	0	0.00%	17.5%
12/31/2019	1.39	0	0	0.50%	26.0%	12/31/2019	1.41	0	0	0.25%	26.3%	12/31/2019	1.43	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	2.1%
2021	2.0%
2020	0.9%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,342	$6,805	601
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$7,336

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,336	4,243	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.80
Band 50	-	-	1.84
Band 25	-	-	1.88
Band 0	-	-	1.91
Total	$7,336	4,243

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$66
Mortality & expense charges			(67)
Net investment income (loss)			(1)

Gain (loss) on investments:
Net realized gain (loss)			98
Realized gain distributions			52
Net change in unrealized appreciation (depreciation)			809
Net gain (loss)			959

Increase (decrease) in net assets from operations			$958

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1)	$24
Net realized gain (loss)		98	-
Realized gain distributions		52	129
Net change in unrealized appreciation (depreciation)		809	(557)

Increase (decrease) in net assets from operations		958	(404)

Contract owner transactions:
Proceeds from units sold		8,132	1,125
Cost of units redeemed		(4,463)	-
Account charges		(78)	(17)
Increase (decrease)		3,591	1,108
Net increase (decrease)		4,549	704
Net assets, beginning		2,787	2,083
Net assets, ending		$7,336	$2,787

Units sold		5,128	767
Units redeemed		(2,774)	(11)
Net increase (decrease)		2,354	756
Units outstanding, beginning		1,889	1,133
Units outstanding, ending		4,243	1,889

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,953
Cost of units redeemed/account charges			(4,592)
Net investment income (loss)			(16)
Net realized gain (loss)			104
Realized gain distributions			350
Net change in unrealized appreciation (depreciation)			537
Net assets			$7,336
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	4	$7	1.25%	17.2%	12/31/2023	$1.76	0	$0	1.00%	17.5%	12/31/2023	$1.80	0	$0	0.75%	17.8%
12/31/2022	1.48	2	3	1.25%	-19.7%	12/31/2022	1.50	0	0	1.00%	-19.5%	12/31/2022	1.53	0	0	0.75%	-19.3%
12/31/2021	1.84	1	2	1.25%	13.9%	12/31/2021	1.87	0	0	1.00%	14.2%	12/31/2021	1.90	0	0	0.75%	14.5%
12/31/2020	1.61	1	1	1.25%	15.4%	12/31/2020	1.63	0	0	1.00%	15.7%	12/31/2020	1.66	0	0	0.75%	16.0%
12/31/2019	1.40	0	1	1.25%	24.4%	12/31/2019	1.41	0	0	1.00%	24.7%	12/31/2019	1.43	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.84	0	$0	0.50%	18.1%	12/31/2023	$1.88	0	$0	0.25%	18.3%	12/31/2023	$1.91	0	$0	0.00%	18.6%
12/31/2022	1.56	0	0	0.50%	-19.1%	12/31/2022	1.58	0	0	0.25%	-18.9%	12/31/2022	1.61	0	0	0.00%	-18.7%
12/31/2021	1.92	0	0	0.50%	14.8%	12/31/2021	1.95	0	0	0.25%	15.0%	12/31/2021	1.98	0	0	0.00%	15.3%
12/31/2020	1.68	0	0	0.50%	16.3%	12/31/2020	1.70	0	0	0.25%	16.6%	12/31/2020	1.72	0	0	0.00%	16.9%
12/31/2019	1.44	0	0	0.50%	25.4%	12/31/2019	1.46	0	0	0.25%	25.7%	12/31/2019	1.47	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.9%
2021	2.0%
2020	1.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund I Class - 06-FTY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$295,060	$278,091	10,809
Receivables: investments sold	-
Payables: investments purchased	(2,552)
Net assets	$292,508

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$292,508	173,827	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.83
Total	$292,508	173,827

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,737
Mortality & expense charges			(3,421)
Net investment income (loss)			1,316

Gain (loss) on investments:
Net realized gain (loss)			(312)
Realized gain distributions			214
Net change in unrealized appreciation (depreciation)			48,134
Net gain (loss)			48,036

Increase (decrease) in net assets from operations			$49,352

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,316	$(1,053)
Net realized gain (loss)		(312)	(13,679)
Realized gain distributions		214	11,070
Net change in unrealized appreciation (depreciation)		48,134	(97,730)

Increase (decrease) in net assets from operations		49,352	(101,392)

Contract owner transactions:
Proceeds from units sold		27,785	33,115
Cost of units redeemed		(24,869)	(248,080)
Account charges		(24)	(39)
Increase (decrease)		2,892	(215,004)
Net increase (decrease)		52,244	(316,396)
Net assets, beginning		240,264	556,660
Net assets, ending		$292,508	$240,264

Units sold		18,288	21,686
Units redeemed		(15,838)	(170,859)
Net increase (decrease)		2,450	(149,173)
Units outstanding, beginning		171,377	320,550
Units outstanding, ending		173,827	171,377

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$550,776
Cost of units redeemed/account charges			(326,871)
Net investment income (loss)			(244)
Net realized gain (loss)			(12,113)
Realized gain distributions			63,991
Net change in unrealized appreciation (depreciation)			16,969
Net assets			$292,508
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	174	$293	1.25%	20.0%	12/31/2023	$1.71	0	$0	1.00%	20.3%	12/31/2023	$1.74	0	$0	0.75%	20.6%
12/31/2022	1.40	171	240	1.25%	-19.3%	12/31/2022	1.42	0	0	1.00%	-19.1%	12/31/2022	1.44	0	0	0.75%	-18.9%
12/31/2021	1.74	321	557	1.25%	16.7%	12/31/2021	1.76	0	0	1.00%	17.0%	12/31/2021	1.78	0	0	0.75%	17.3%
12/31/2020	1.49	185	275	1.25%	20.9%	12/31/2020	1.50	0	0	1.00%	21.2%	12/31/2020	1.51	0	0	0.75%	21.5%
12/31/2019	1.23	166	204	1.25%	22.6%	12/31/2019	1.24	0	0	1.00%	22.9%	12/31/2019	1.25	0	0	0.75%	23.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	0	$0	0.50%	20.9%	12/31/2023	$1.80	0	$0	0.25%	21.2%	12/31/2023	$1.83	0	$0	0.00%	21.5%
12/31/2022	1.46	0	0	0.50%	-18.7%	12/31/2022	1.48	0	0	0.25%	-18.5%	12/31/2022	1.50	0	0	0.00%	-18.3%
12/31/2021	1.80	0	0	0.50%	17.6%	12/31/2021	1.82	0	0	0.25%	17.9%	12/31/2021	1.84	0	0	0.00%	18.2%
12/31/2020	1.53	0	0	0.50%	21.8%	12/31/2020	1.54	0	0	0.25%	22.1%	12/31/2020	1.55	0	0	0.00%	22.4%
12/31/2019	1.25	0	0	0.50%	23.5%	12/31/2019	1.26	0	0	0.25%	23.8%	12/31/2019	1.27	0	0	0.00%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	0.9%
2021	0.7%
2020	1.2%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund M Class - 06-FVC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$(2,695)	$(2,696)	-
Receivables: investments sold	2,695
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.63
Band 100	-	-	1.66
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(680)
Net realized gain (loss)		-	(19,353)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(24,863)

Increase (decrease) in net assets from operations		-	(44,896)

Contract owner transactions:
Proceeds from units sold		-	158,125
Cost of units redeemed		-	(215,156)
Account charges		-	-
Increase (decrease)		-	(57,031)
Net increase (decrease)		-	(101,927)
Net assets, beginning		-	101,927
Net assets, ending		$-	$-

Units sold		-	99,241
Units redeemed		-	(159,290)
Net increase (decrease)		-	(60,049)
Units outstanding, beginning		-	60,049
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$223,392
Cost of units redeemed/account charges			(215,374)
Net investment income (loss)			(2,159)
Net realized gain (loss)			(19,016)
Realized gain distributions			13,156
Net change in unrealized appreciation (depreciation)			1
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	0	$0	1.25%	19.5%	12/31/2023	$1.66	0	$0	1.00%	19.8%	12/31/2023	$1.68	0	$0	0.75%	20.1%
12/31/2022	1.36	0	0	1.25%	-19.7%	12/31/2022	1.38	0	0	1.00%	-19.5%	12/31/2022	1.40	0	0	0.75%	-19.3%
12/31/2021	1.70	60	102	1.25%	16.1%	12/31/2021	1.72	0	0	1.00%	16.4%	12/31/2021	1.74	0	0	0.75%	16.7%
12/31/2020	1.46	59	86	1.25%	20.3%	12/31/2020	1.47	0	0	1.00%	20.6%	12/31/2020	1.49	0	0	0.75%	20.9%
12/31/2019	1.21	57	69	1.25%	21.9%	12/31/2019	1.22	0	0	1.00%	22.2%	12/31/2019	1.23	0	0	0.75%	22.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	0	$0	0.50%	20.4%	12/31/2023	$1.74	0	$0	0.25%	20.7%	12/31/2023	$1.77	0	$0	0.00%	21.0%
12/31/2022	1.42	0	0	0.50%	-19.1%	12/31/2022	1.44	0	0	0.25%	-18.9%	12/31/2022	1.46	0	0	0.00%	-18.7%
12/31/2021	1.76	0	0	0.50%	17.0%	12/31/2021	1.78	0	0	0.25%	17.3%	12/31/2021	1.80	0	0	0.00%	17.6%
12/31/2020	1.50	0	0	0.50%	21.2%	12/31/2020	1.51	0	0	0.25%	21.5%	12/31/2020	1.53	0	0	0.00%	21.8%
12/31/2019	1.24	0	0	0.50%	22.8%	12/31/2019	1.25	0	0	0.25%	23.1%	12/31/2019	1.25	0	0	0.00%	23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.5%
2021	0.2%
2020	0.7%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Balanced Fund Z Class - 06-FVF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,154,575	$1,019,815	42,665
Receivables: investments sold	-
Payables: investments purchased	(44)
Net assets	$1,154,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,154,531	680,575	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$1,154,531	680,575

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19,226
Mortality & expense charges			(12,829)
Net investment income (loss)			6,397

Gain (loss) on investments:
Net realized gain (loss)			1,105
Realized gain distributions			846
Net change in unrealized appreciation (depreciation)			176,654
Net gain (loss)			178,605

Increase (decrease) in net assets from operations			$185,002

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,397	$1,687
Net realized gain (loss)		1,105	6,840
Realized gain distributions		846	30,390
Net change in unrealized appreciation (depreciation)		176,654	(201,341)

Increase (decrease) in net assets from operations		185,002	(162,424)

Contract owner transactions:
Proceeds from units sold		152,477	671,771
Cost of units redeemed		(56,454)	(410,101)
Account charges		(1,292)	(559)
Increase (decrease)		94,731	261,111
Net increase (decrease)		279,733	98,687
Net assets, beginning		874,798	776,111
Net assets, ending		$1,154,531	$874,798

Units sold		99,005	459,276
Units redeemed		(38,119)	(283,975)
Net increase (decrease)		60,886	175,301
Units outstanding, beginning		619,689	444,388
Units outstanding, ending		680,575	619,689

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,605,661
Cost of units redeemed/account charges			(749,296)
Net investment income (loss)			11,705
Net realized gain (loss)			13,754
Realized gain distributions			137,947
Net change in unrealized appreciation (depreciation)			134,760
Net assets			$1,154,531
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	681	$1,155	1.25%	20.2%	12/31/2023	$1.72	0	$0	1.00%	20.5%	12/31/2023	$1.75	0	$0	0.75%	20.8%
12/31/2022	1.41	620	875	1.25%	-19.2%	12/31/2022	1.43	0	0	1.00%	-19.0%	12/31/2022	1.45	0	0	0.75%	-18.8%
12/31/2021	1.75	444	776	1.25%	16.8%	12/31/2021	1.77	0	0	1.00%	17.1%	12/31/2021	1.79	0	0	0.75%	17.4%
12/31/2020	1.49	470	703	1.25%	21.0%	12/31/2020	1.51	0	0	1.00%	21.4%	12/31/2020	1.52	0	0	0.75%	21.7%
12/31/2019	1.23	464	573	1.25%	22.7%	12/31/2019	1.24	0	0	1.00%	23.0%	12/31/2019	1.25	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	0.50%	21.1%	12/31/2023	$1.81	0	$0	0.25%	21.4%	12/31/2023	$1.84	0	$0	0.00%	21.7%
12/31/2022	1.47	0	0	0.50%	-18.6%	12/31/2022	1.49	0	0	0.25%	-18.4%	12/31/2022	1.51	0	0	0.00%	-18.2%
12/31/2021	1.81	0	0	0.50%	17.7%	12/31/2021	1.83	0	0	0.25%	18.0%	12/31/2021	1.85	0	0	0.00%	18.3%
12/31/2020	1.53	0	0	0.50%	22.0%	12/31/2020	1.55	0	0	0.25%	22.3%	12/31/2020	1.56	0	0	0.00%	22.6%
12/31/2019	1.26	0	0	0.50%	23.6%	12/31/2019	1.27	0	0	0.25%	23.9%	12/31/2019	1.27	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.5%
2021	0.8%
2020	1.3%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified International Fund Z Class - 06-FVG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$152,169	$153,891	6,031
Receivables: investments sold	63
Payables: investments purchased	-
Net assets	$152,232

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$152,232	113,222	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$152,232	113,222

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,343
Mortality & expense charges			(876)
Net investment income (loss)			1,467

Gain (loss) on investments:
Net realized gain (loss)			(1,556)
Realized gain distributions			4,059
Net change in unrealized appreciation (depreciation)			21,245
Net gain (loss)			23,748

Increase (decrease) in net assets from operations			$25,215

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,467	$191
Net realized gain (loss)		(1,556)	(915)
Realized gain distributions		4,059	2,599
Net change in unrealized appreciation (depreciation)		21,245	(53,503)

Increase (decrease) in net assets from operations		25,215	(51,628)

Contract owner transactions:
Proceeds from units sold		38,278	10,739
Cost of units redeemed		(60,621)	(39,808)
Account charges		(58)	(13)
Increase (decrease)		(22,401)	(29,082)
Net increase (decrease)		2,814	(80,710)
Net assets, beginning		149,418	230,128
Net assets, ending		$152,232	$149,418

Units sold		30,147	9,137
Units redeemed		(45,931)	(30,083)
Net increase (decrease)		(15,784)	(20,946)
Units outstanding, beginning		129,006	149,952
Units outstanding, ending		113,222	129,006

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$421,973
Cost of units redeemed/account charges			(303,378)
Net investment income (loss)			3,174
Net realized gain (loss)			4,979
Realized gain distributions			27,206
Net change in unrealized appreciation (depreciation)			(1,722)
Net assets			$152,232
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	113	$152	1.25%	16.1%	12/31/2023	$1.37	0	$0	1.00%	16.4%	12/31/2023	$1.39	0	$0	0.75%	16.7%
12/31/2022	1.16	129	149	1.25%	-24.5%	12/31/2022	1.17	0	0	1.00%	-24.3%	12/31/2022	1.19	0	0	0.75%	-24.2%
12/31/2021	1.53	150	230	1.25%	11.8%	12/31/2021	1.55	0	0	1.00%	12.0%	12/31/2021	1.57	0	0	0.75%	12.3%
12/31/2020	1.37	151	207	1.25%	18.3%	12/31/2020	1.39	0	0	1.00%	18.6%	12/31/2020	1.40	0	0	0.75%	18.9%
12/31/2019	1.16	14	17	1.25%	28.4%	12/31/2019	1.17	0	0	1.00%	28.7%	12/31/2019	1.18	0	0	0.75%	29.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	17.0%	12/31/2023	$1.44	0	$0	0.25%	17.2%	12/31/2023	$1.46	0	$0	0.00%	17.5%
12/31/2022	1.21	0	0	0.50%	-24.0%	12/31/2022	1.22	0	0	0.25%	-23.8%	12/31/2022	1.24	0	0	0.00%	-23.6%
12/31/2021	1.59	0	0	0.50%	12.6%	12/31/2021	1.61	0	0	0.25%	12.9%	12/31/2021	1.62	0	0	0.00%	13.2%
12/31/2020	1.41	0	0	0.50%	19.2%	12/31/2020	1.42	0	0	0.25%	19.5%	12/31/2020	1.44	0	0	0.00%	19.8%
12/31/2019	1.18	0	0	0.50%	29.3%	12/31/2019	1.19	0	0	0.25%	29.6%	12/31/2019	1.20	0	0	0.00%	30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	0.5%
2021	1.4%
2020	0.3%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$175,692	$154,272	5,299
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$175,719

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,719	83,346	$2.11
Band 100	-	-	2.14
Band 75	-	-	2.18
Band 50	-	-	2.21
Band 25	-	-	2.25
Band 0	-	-	2.29
Total	$175,719	83,346

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$889
Mortality & expense charges			(1,733)
Net investment income (loss)			(844)

Gain (loss) on investments:
Net realized gain (loss)			83
Realized gain distributions			4,857
Net change in unrealized appreciation (depreciation)			21,420
Net gain (loss)			26,360

Increase (decrease) in net assets from operations			$25,516

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(844)	$-
Net realized gain (loss)		83	-
Realized gain distributions		4,857	-
Net change in unrealized appreciation (depreciation)		21,420	-

Increase (decrease) in net assets from operations		25,516	-

Contract owner transactions:
Proceeds from units sold		150,203	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		150,203	-
Net increase (decrease)		175,719	-
Net assets, beginning		-	-
Net assets, ending		$175,719	$-

Units sold		83,346	-
Units redeemed		-	-
Net increase (decrease)		83,346	-
Units outstanding, beginning		-	-
Units outstanding, ending		83,346	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$150,203
Cost of units redeemed/account charges			-
Net investment income (loss)			(844)
Net realized gain (loss)			83
Realized gain distributions			4,857
Net change in unrealized appreciation (depreciation)			21,420
Net assets			$175,719
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.11	83	$176	1.25%	26.7%	12/31/2023	$2.14	0	$0	1.00%	27.0%	12/31/2023	$2.18	0	$0	0.75%	27.4%
12/31/2022	1.66	0	0	1.25%	-20.8%	12/31/2022	1.69	0	0	1.00%	-20.6%	12/31/2022	1.71	0	0	0.75%	-20.4%
12/31/2021	2.10	0	0	1.25%	26.8%	12/31/2021	2.12	0	0	1.00%	27.1%	12/31/2021	2.15	0	0	0.75%	27.5%
12/31/2020	1.66	0	0	1.25%	25.8%	12/31/2020	1.67	0	0	1.00%	26.2%	12/31/2020	1.69	0	0	0.75%	26.5%
12/31/2019	1.32	0	0	1.25%	26.6%	12/31/2019	1.32	0	0	1.00%	26.9%	12/31/2019	1.33	0	0	0.75%	27.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.21	0	$0	0.50%	27.7%	12/31/2023	$2.25	0	$0	0.25%	28.0%	12/31/2023	$2.29	0	$0	0.00%	28.3%
12/31/2022	1.73	0	0	0.50%	-20.2%	12/31/2022	1.76	0	0	0.25%	-20.0%	12/31/2022	1.78	0	0	0.00%	-19.8%
12/31/2021	2.17	0	0	0.50%	27.8%	12/31/2021	2.20	0	0	0.25%	28.1%	12/31/2021	2.22	0	0	0.00%	28.4%
12/31/2020	1.70	0	0	0.50%	26.8%	12/31/2020	1.72	0	0	0.25%	27.1%	12/31/2020	1.73	0	0	0.00%	27.4%
12/31/2019	1.34	0	0	0.50%	27.5%	12/31/2019	1.35	0	0	0.25%	27.8%	12/31/2019	1.36	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$590	$603	58
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$591

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$591	524	$1.13
Band 100	-	-	1.16
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$591	524

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$17
Mortality & expense charges			(5)
Net investment income (loss)			12

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18
Net gain (loss)			18

Increase (decrease) in net assets from operations			$30

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12	$8
Net realized gain (loss)		-	-
Realized gain distributions		-	3
Net change in unrealized appreciation (depreciation)		18	(28)

Increase (decrease) in net assets from operations		30	(17)

Contract owner transactions:
Proceeds from units sold		281	224
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		281	224
Net increase (decrease)		311	207
Net assets, beginning		280	73
Net assets, ending		$591	$280

Units sold		258	206
Units redeemed		-	-
Net increase (decrease)		258	206
Units outstanding, beginning		266	60
Units outstanding, ending		524	266

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$579
Cost of units redeemed/account charges			-
Net investment income (loss)			21
Net realized gain (loss)			-
Realized gain distributions			4
Net change in unrealized appreciation (depreciation)			(13)
Net assets			$591
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	1	$1	1.25%	7.1%	12/31/2023	$1.16	0	$0	1.00%	7.3%	12/31/2023	$1.16	0	$0	0.75%	7.6%
12/31/2022	1.05	0	0	1.25%	-12.8%	12/31/2022	1.08	0	0	1.00%	-12.6%	12/31/2022	1.08	0	0	0.75%	-12.4%
12/31/2021	1.21	0	0	1.25%	2.6%	12/31/2021	1.24	0	0	1.00%	2.8%	12/31/2021	1.23	0	0	0.75%	3.1%
12/31/2020	1.18	0	0	1.25%	8.2%	12/31/2020	1.20	0	0	1.00%	8.5%	12/31/2020	1.20	0	0	0.75%	8.8%
12/31/2019	1.09	0	0	1.25%	11.4%	12/31/2019	1.11	0	0	1.00%	11.9%	12/31/2019	1.10	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	7.9%	12/31/2023	$1.20	0	$0	0.25%	8.1%	12/31/2023	$1.22	0	$0	0.00%	8.4%
12/31/2022	1.09	0	0	0.50%	-12.1%	12/31/2022	1.11	0	0	0.25%	-11.9%	12/31/2022	1.12	0	0	0.00%	-11.7%
12/31/2021	1.25	0	0	0.50%	3.4%	12/31/2021	1.26	0	0	0.25%	3.6%	12/31/2021	1.27	0	0	0.00%	3.9%
12/31/2020	1.20	0	0	0.50%	9.0%	12/31/2020	1.21	0	0	0.25%	9.3%	12/31/2020	1.22	0	0	0.00%	9.6%
12/31/2019	1.11	0	0	0.50%	12.2%	12/31/2019	1.11	0	0	0.25%	12.5%	12/31/2019	1.12	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	5.1%
2021	2.7%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$38,142	$36,750	3,689
Receivables: investments sold	118
Payables: investments purchased	-
Net assets	$38,260

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,260	32,681	$1.17
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$38,260	32,681

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,377
Mortality & expense charges			(591)
Net investment income (loss)			786

Gain (loss) on investments:
Net realized gain (loss)			(563)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,179
Net gain (loss)			3,616

Increase (decrease) in net assets from operations			$4,402

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$786	$266
Net realized gain (loss)		(563)	(253)
Realized gain distributions		-	365
Net change in unrealized appreciation (depreciation)		4,179	(2,098)

Increase (decrease) in net assets from operations		4,402	(1,720)

Contract owner transactions:
Proceeds from units sold		125,004	2,931
Cost of units redeemed		(103,266)	(1,481)
Account charges		(92)	-
Increase (decrease)		21,646	1,450
Net increase (decrease)		26,048	(270)
Net assets, beginning		12,212	12,482
Net assets, ending		$38,260	$12,212

Units sold		113,467	2,669
Units redeemed		(92,094)	(1,275)
Net increase (decrease)		21,373	1,394
Units outstanding, beginning		11,308	9,914
Units outstanding, ending		32,681	11,308

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$140,197
Cost of units redeemed/account charges			(104,839)
Net investment income (loss)			1,269
Net realized gain (loss)			(817)
Realized gain distributions			1,058
Net change in unrealized appreciation (depreciation)			1,392
Net assets			$38,260
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	33	$38	1.25%	8.4%	12/31/2023	$1.20	0	$0	1.00%	8.7%	12/31/2023	$1.21	0	$0	0.75%	8.9%
12/31/2022	1.08	11	12	1.25%	-14.2%	12/31/2022	1.11	0	0	1.00%	-14.0%	12/31/2022	1.11	0	0	0.75%	-13.8%
12/31/2021	1.26	10	12	1.25%	4.2%	12/31/2021	1.29	0	0	1.00%	4.5%	12/31/2021	1.29	0	0	0.75%	4.8%
12/31/2020	1.21	0	0	1.25%	9.6%	12/31/2020	1.23	0	0	1.00%	9.9%	12/31/2020	1.23	0	0	0.75%	10.2%
12/31/2019	1.10	0	0	1.25%	13.5%	12/31/2019	1.12	0	0	1.00%	14.0%	12/31/2019	1.11	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	9.2%	12/31/2023	$1.24	0	$0	0.25%	9.5%	12/31/2023	$1.26	0	$0	0.00%	9.8%
12/31/2022	1.12	0	0	0.50%	-13.6%	12/31/2022	1.14	0	0	0.25%	-13.4%	12/31/2022	1.15	0	0	0.00%	-13.1%
12/31/2021	1.30	0	0	0.50%	5.0%	12/31/2021	1.31	0	0	0.25%	5.3%	12/31/2021	1.33	0	0	0.00%	5.5%
12/31/2020	1.24	0	0	0.50%	10.4%	12/31/2020	1.25	0	0	0.25%	10.7%	12/31/2020	1.26	0	0	0.00%	11.0%
12/31/2019	1.12	0	0	0.50%	14.3%	12/31/2019	1.13	0	0	0.25%	14.6%	12/31/2019	1.13	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.5%
2022	3.3%
2021	5.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$185,530	$180,902	18,110
Receivables: investments sold	1,189
Payables: investments purchased	-
Net assets	$186,719

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$186,719	153,895	$1.21
Band 100	-	-	1.25
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$186,719	153,895

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,009
Mortality & expense charges			(1,664)
Net investment income (loss)			3,345

Gain (loss) on investments:
Net realized gain (loss)			(373)
Realized gain distributions			157
Net change in unrealized appreciation (depreciation)			9,705
Net gain (loss)			9,489

Increase (decrease) in net assets from operations			$12,834

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,345	$557
Net realized gain (loss)		(373)	(167)
Realized gain distributions		157	765
Net change in unrealized appreciation (depreciation)		9,705	(4,107)

Increase (decrease) in net assets from operations		12,834	(2,952)

Contract owner transactions:
Proceeds from units sold		150,721	11,785
Cost of units redeemed		(1,448)	(964)
Account charges		(53)	-
Increase (decrease)		149,220	10,821
Net increase (decrease)		162,054	7,869
Net assets, beginning		24,665	16,796
Net assets, ending		$186,719	$24,665

Units sold		132,864	10,275
Units redeemed		(1,296)	(780)
Net increase (decrease)		131,568	9,495
Units outstanding, beginning		22,327	12,832
Units outstanding, ending		153,895	22,327

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$180,120
Cost of units redeemed/account charges			(3,631)
Net investment income (loss)			4,198
Net realized gain (loss)			(550)
Realized gain distributions			1,954
Net change in unrealized appreciation (depreciation)			4,628
Net assets			$186,719
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	154	$187	1.25%	9.8%	12/31/2023	$1.25	0	$0	1.00%	10.1%	12/31/2023	$1.25	0	$0	0.75%	10.4%
12/31/2022	1.10	22	25	1.25%	-15.6%	12/31/2022	1.13	0	0	1.00%	-15.4%	12/31/2022	1.13	0	0	0.75%	-15.2%
12/31/2021	1.31	13	17	1.25%	5.9%	12/31/2021	1.34	0	0	1.00%	6.1%	12/31/2021	1.34	0	0	0.75%	6.4%
12/31/2020	1.24	0	0	1.25%	10.9%	12/31/2020	1.26	0	0	1.00%	11.2%	12/31/2020	1.26	0	0	0.75%	11.5%
12/31/2019	1.11	0	0	1.25%	15.6%	12/31/2019	1.14	0	0	1.00%	16.1%	12/31/2019	1.13	0	0	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	10.7%	12/31/2023	$1.29	0	$0	0.25%	10.9%	12/31/2023	$1.31	0	$0	0.00%	11.2%
12/31/2022	1.15	0	0	0.50%	-15.0%	12/31/2022	1.16	0	0	0.25%	-14.8%	12/31/2022	1.18	0	0	0.00%	-14.5%
12/31/2021	1.35	0	0	0.50%	6.6%	12/31/2021	1.36	0	0	0.25%	6.9%	12/31/2021	1.38	0	0	0.00%	7.2%
12/31/2020	1.27	0	0	0.50%	11.8%	12/31/2020	1.28	0	0	0.25%	12.0%	12/31/2020	1.29	0	0	0.00%	12.3%
12/31/2019	1.13	0	0	0.50%	16.4%	12/31/2019	1.14	0	0	0.25%	16.7%	12/31/2019	1.14	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.7%
2022	3.9%
2021	4.9%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$405,602	$379,878	35,157
Receivables: investments sold	468
Payables: investments purchased	-
Net assets	$406,070

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$406,070	324,157	$1.25
Band 100	-	-	1.29
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$406,070	324,157

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,221
Mortality & expense charges			(4,053)
Net investment income (loss)			6,168

Gain (loss) on investments:
Net realized gain (loss)			3,700
Realized gain distributions			376
Net change in unrealized appreciation (depreciation)			25,837
Net gain (loss)			29,913

Increase (decrease) in net assets from operations			$36,081

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,168	$46
Net realized gain (loss)		3,700	(1)
Realized gain distributions		376	20
Net change in unrealized appreciation (depreciation)		25,837	(113)

Increase (decrease) in net assets from operations		36,081	(48)

Contract owner transactions:
Proceeds from units sold		489,424	1,811
Cost of units redeemed		(121,078)	-
Account charges		(120)	-
Increase (decrease)		368,226	1,811
Net increase (decrease)		404,307	1,763
Net assets, beginning		1,763	-
Net assets, ending		$406,070	$1,763

Units sold		424,892	1,565
Units redeemed		(102,300)	-
Net increase (decrease)		322,592	1,565
Units outstanding, beginning		1,565	-
Units outstanding, ending		324,157	1,565

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$491,235
Cost of units redeemed/account charges			(121,198)
Net investment income (loss)			6,214
Net realized gain (loss)			3,699
Realized gain distributions			396
Net change in unrealized appreciation (depreciation)			25,724
Net assets			$406,070
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	324	$406	1.25%	11.2%	12/31/2023	$1.29	0	$0	1.00%	11.5%	12/31/2023	$1.29	0	$0	0.75%	11.8%
12/31/2022	1.13	2	2	1.25%	-17.0%	12/31/2022	1.16	0	0	1.00%	-16.8%	12/31/2022	1.16	0	0	0.75%	-16.6%
12/31/2021	1.36	0	0	1.25%	7.5%	12/31/2021	1.39	0	0	1.00%	7.8%	12/31/2021	1.39	0	0	0.75%	8.0%
12/31/2020	1.26	0	0	1.25%	12.1%	12/31/2020	1.29	0	0	1.00%	12.4%	12/31/2020	1.28	0	0	0.75%	12.7%
12/31/2019	1.13	0	0	1.25%	17.4%	12/31/2019	1.15	0	0	1.00%	18.0%	12/31/2019	1.14	0	0	0.75%	18.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	12.1%	12/31/2023	$1.33	0	$0	0.25%	12.3%	12/31/2023	$1.35	0	$0	0.00%	12.6%
12/31/2022	1.17	0	0	0.50%	-16.4%	12/31/2022	1.19	0	0	0.25%	-16.2%	12/31/2022	1.20	0	0	0.00%	-16.0%
12/31/2021	1.40	0	0	0.50%	8.3%	12/31/2021	1.41	0	0	0.25%	8.6%	12/31/2021	1.43	0	0	0.00%	8.8%
12/31/2020	1.29	0	0	0.50%	13.0%	12/31/2020	1.30	0	0	0.25%	13.2%	12/31/2020	1.31	0	0	0.00%	13.5%
12/31/2019	1.14	0	0	0.50%	18.3%	12/31/2019	1.15	0	0	0.25%	18.6%	12/31/2019	1.16	0	0	0.00%	18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.0%
2022	6.1%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$513,413	$549,134	42,053
Receivables: investments sold	478
Payables: investments purchased	-
Net assets	$513,891

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$513,891	398,329	$1.29
Band 100	-	-	1.33
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$513,891	398,329

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,307
Mortality & expense charges			(6,556)
Net investment income (loss)			5,751

Gain (loss) on investments:
Net realized gain (loss)			(47,969)
Realized gain distributions			123
Net change in unrealized appreciation (depreciation)			102,774
Net gain (loss)			54,928

Increase (decrease) in net assets from operations			$60,679

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,751	$7,862
Net realized gain (loss)		(47,969)	(12,614)
Realized gain distributions		123	25,876
Net change in unrealized appreciation (depreciation)		102,774	(114,014)

Increase (decrease) in net assets from operations		60,679	(92,890)

Contract owner transactions:
Proceeds from units sold		188,590	100,191
Cost of units redeemed		(211,143)	(55,013)
Account charges		(58)	(24)
Increase (decrease)		(22,611)	45,154
Net increase (decrease)		38,068	(47,736)
Net assets, beginning		475,823	523,559
Net assets, ending		$513,891	$475,823

Units sold		158,126	82,920
Units redeemed		(173,932)	(44,247)
Net increase (decrease)		(15,806)	38,673
Units outstanding, beginning		414,135	375,462
Units outstanding, ending		398,329	414,135

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$820,918
Cost of units redeemed/account charges			(287,772)
Net investment income (loss)			22,604
Net realized gain (loss)			(60,541)
Realized gain distributions			54,403
Net change in unrealized appreciation (depreciation)			(35,721)
Net assets			$513,891
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	398	$514	1.25%	12.3%	12/31/2023	$1.33	0	$0	1.00%	12.6%	12/31/2023	$1.33	0	$0	0.75%	12.8%
12/31/2022	1.15	414	476	1.25%	-17.6%	12/31/2022	1.18	0	0	1.00%	-17.4%	12/31/2022	1.18	0	0	0.75%	-17.2%
12/31/2021	1.39	375	524	1.25%	8.7%	12/31/2021	1.43	0	0	1.00%	8.9%	12/31/2021	1.42	0	0	0.75%	9.2%
12/31/2020	1.28	0	0	1.25%	13.0%	12/31/2020	1.31	0	0	1.00%	13.2%	12/31/2020	1.30	0	0	0.75%	13.5%
12/31/2019	1.14	0	0	1.25%	19.0%	12/31/2019	1.16	0	0	1.00%	19.5%	12/31/2019	1.15	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	13.1%	12/31/2023	$1.37	0	$0	0.25%	13.4%	12/31/2023	$1.39	0	$0	0.00%	13.7%
12/31/2022	1.19	0	0	0.50%	-17.0%	12/31/2022	1.21	0	0	0.25%	-16.8%	12/31/2022	1.22	0	0	0.00%	-16.6%
12/31/2021	1.44	0	0	0.50%	9.5%	12/31/2021	1.45	0	0	0.25%	9.8%	12/31/2021	1.47	0	0	0.00%	10.0%
12/31/2020	1.31	0	0	0.50%	13.8%	12/31/2020	1.32	0	0	0.25%	14.1%	12/31/2020	1.33	0	0	0.00%	14.4%
12/31/2019	1.15	0	0	0.50%	19.9%	12/31/2019	1.16	0	0	0.25%	20.2%	12/31/2019	1.17	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.8%
2021	4.7%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$963,019	$946,022	71,599
Receivables: investments sold	2,142
Payables: investments purchased	-
Net assets	$965,161

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$965,161	717,498	$1.35
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$965,161	717,498

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$21,124
Mortality & expense charges			(10,152)
Net investment income (loss)			10,972

Gain (loss) on investments:
Net realized gain (loss)			(37,713)
Realized gain distributions			279
Net change in unrealized appreciation (depreciation)			129,139
Net gain (loss)			91,705

Increase (decrease) in net assets from operations			$102,677

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,972	$6,251
Net realized gain (loss)		(37,713)	(9,158)
Realized gain distributions		279	21,539
Net change in unrealized appreciation (depreciation)		129,139	(94,052)

Increase (decrease) in net assets from operations		102,677	(75,420)

Contract owner transactions:
Proceeds from units sold		601,181	129,929
Cost of units redeemed		(167,631)	(50,786)
Account charges		(615)	(141)
Increase (decrease)		432,935	79,002
Net increase (decrease)		535,612	3,582
Net assets, beginning		429,549	425,967
Net assets, ending		$965,161	$429,549

Units sold		498,680	106,197
Units redeemed		(143,483)	(39,135)
Net increase (decrease)		355,197	67,062
Units outstanding, beginning		362,301	295,239
Units outstanding, ending		717,498	362,301

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,178,670
Cost of units redeemed/account charges			(257,756)
Net investment income (loss)			23,793
Net realized gain (loss)			(46,373)
Realized gain distributions			49,830
Net change in unrealized appreciation (depreciation)			16,997
Net assets			$965,161
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	717	$965	1.25%	13.5%	12/31/2023	$1.38	0	$0	1.00%	13.7%	12/31/2023	$1.39	0	$0	0.75%	14.0%
12/31/2022	1.19	362	430	1.25%	-17.8%	12/31/2022	1.22	0	0	1.00%	-17.6%	12/31/2022	1.22	0	0	0.75%	-17.4%
12/31/2021	1.44	295	426	1.25%	10.0%	12/31/2021	1.48	0	0	1.00%	10.2%	12/31/2021	1.47	0	0	0.75%	10.5%
12/31/2020	1.31	0	0	1.25%	13.9%	12/31/2020	1.34	0	0	1.00%	14.2%	12/31/2020	1.33	0	0	0.75%	14.5%
12/31/2019	1.15	0	0	1.25%	21.5%	12/31/2019	1.17	0	0	1.00%	22.1%	12/31/2019	1.16	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	14.3%	12/31/2023	$1.43	0	$0	0.25%	14.6%	12/31/2023	$1.45	0	$0	0.00%	14.9%
12/31/2022	1.23	0	0	0.50%	-17.2%	12/31/2022	1.25	0	0	0.25%	-17.0%	12/31/2022	1.26	0	0	0.00%	-16.8%
12/31/2021	1.49	0	0	0.50%	10.8%	12/31/2021	1.50	0	0	0.25%	11.1%	12/31/2021	1.52	0	0	0.00%	11.3%
12/31/2020	1.34	0	0	0.50%	14.8%	12/31/2020	1.35	0	0	0.25%	15.0%	12/31/2020	1.36	0	0	0.00%	15.3%
12/31/2019	1.17	0	0	0.50%	22.4%	12/31/2019	1.18	0	0	0.25%	22.7%	12/31/2019	1.18	0	0	0.00%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	2.6%
2021	4.7%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$829,494	$797,421	60,152
Receivables: investments sold	1,211
Payables: investments purchased	-
Net assets	$830,705

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$830,705	581,797	$1.43
Band 100	-	-	1.47
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$830,705	581,797

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,092
Mortality & expense charges			(8,576)
Net investment income (loss)			6,516

Gain (loss) on investments:
Net realized gain (loss)			(14,017)
Realized gain distributions			294
Net change in unrealized appreciation (depreciation)			110,976
Net gain (loss)			97,253

Increase (decrease) in net assets from operations			$103,769

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,516	$646
Net realized gain (loss)		(14,017)	(147,261)
Realized gain distributions		294	49,532
Net change in unrealized appreciation (depreciation)		110,976	(51,642)

Increase (decrease) in net assets from operations		103,769	(148,725)

Contract owner transactions:
Proceeds from units sold		415,112	172,483
Cost of units redeemed		(90,642)	(455,946)
Account charges		(330)	(361)
Increase (decrease)		324,140	(283,824)
Net increase (decrease)		427,909	(432,549)
Net assets, beginning		402,796	835,345
Net assets, ending		$830,705	$402,796

Units sold		323,715	135,558
Units redeemed		(67,784)	(360,517)
Net increase (decrease)		255,931	(224,959)
Units outstanding, beginning		325,866	550,825
Units outstanding, ending		581,797	325,866

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,431,884
Cost of units redeemed/account charges			(589,624)
Net investment income (loss)			18,217
Net realized gain (loss)			(161,623)
Realized gain distributions			99,778
Net change in unrealized appreciation (depreciation)			32,073
Net assets			$830,705
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	582	$831	1.25%	15.5%	12/31/2023	$1.47	0	$0	1.00%	15.8%	12/31/2023	$1.47	0	$0	0.75%	16.1%
12/31/2022	1.24	326	403	1.25%	-18.5%	12/31/2022	1.27	0	0	1.00%	-18.3%	12/31/2022	1.27	0	0	0.75%	-18.1%
12/31/2021	1.52	551	835	1.25%	12.7%	12/31/2021	1.55	0	0	1.00%	13.0%	12/31/2021	1.55	0	0	0.75%	13.2%
12/31/2020	1.35	0	0	1.25%	15.3%	12/31/2020	1.37	0	0	1.00%	15.6%	12/31/2020	1.37	0	0	0.75%	15.9%
12/31/2019	1.17	0	0	1.25%	24.4%	12/31/2019	1.19	0	0	1.00%	25.0%	12/31/2019	1.18	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	16.4%	12/31/2023	$1.52	0	$0	0.25%	16.7%	12/31/2023	$1.54	0	$0	0.00%	17.0%
12/31/2022	1.28	0	0	0.50%	-17.9%	12/31/2022	1.30	0	0	0.25%	-17.7%	12/31/2022	1.32	0	0	0.00%	-17.5%
12/31/2021	1.56	0	0	0.50%	13.5%	12/31/2021	1.58	0	0	0.25%	13.8%	12/31/2021	1.60	0	0	0.00%	14.1%
12/31/2020	1.38	0	0	0.50%	16.2%	12/31/2020	1.39	0	0	0.25%	16.5%	12/31/2020	1.40	0	0	0.00%	16.7%
12/31/2019	1.19	0	0	0.50%	25.4%	12/31/2019	1.19	0	0	0.25%	25.7%	12/31/2019	1.20	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.2%
2021	4.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,156,720	$1,099,236	76,154
Receivables: investments sold	2,349
Payables: investments purchased	-
Net assets	$1,159,069

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,159,069	779,960	$1.49
Band 100	-	-	1.53
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$1,159,069	779,960

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$17,582
Mortality & expense charges			(12,425)
Net investment income (loss)			5,157

Gain (loss) on investments:
Net realized gain (loss)			(50,401)
Realized gain distributions			448
Net change in unrealized appreciation (depreciation)			215,235
Net gain (loss)			165,282

Increase (decrease) in net assets from operations			$170,439

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,157	$4,154
Net realized gain (loss)		(50,401)	(26,372)
Realized gain distributions		448	39,032
Net change in unrealized appreciation (depreciation)		215,235	(131,352)

Increase (decrease) in net assets from operations		170,439	(114,538)

Contract owner transactions:
Proceeds from units sold		733,203	91,011
Cost of units redeemed		(241,535)	(177,912)
Account charges		(688)	(311)
Increase (decrease)		490,980	(87,212)
Net increase (decrease)		661,419	(201,750)
Net assets, beginning		497,650	699,400
Net assets, ending		$1,159,069	$497,650

Units sold		561,023	71,969
Units redeemed		(174,692)	(125,806)
Net increase (decrease)		386,331	(53,837)
Units outstanding, beginning		393,629	447,466
Units outstanding, ending		779,960	393,629

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,569,136
Cost of units redeemed/account charges			(497,432)
Net investment income (loss)			19,656
Net realized gain (loss)			(76,745)
Realized gain distributions			86,970
Net change in unrealized appreciation (depreciation)			57,484
Net assets			$1,159,069
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	780	$1,159	1.25%	17.5%	12/31/2023	$1.53	0	$0	1.00%	17.8%	12/31/2023	$1.53	0	$0	0.75%	18.1%
12/31/2022	1.26	394	498	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	447	699	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.2%	12/31/2020	1.39	0	0	1.00%	16.5%	12/31/2020	1.38	0	0	0.75%	16.8%
12/31/2019	1.17	0	0	1.25%	25.4%	12/31/2019	1.19	0	0	1.00%	26.0%	12/31/2019	1.18	0	0	0.75%	26.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	18.4%	12/31/2023	$1.58	0	$0	0.25%	18.7%	12/31/2023	$1.60	0	$0	0.00%	19.0%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.7%	12/31/2021	1.63	0	0	0.25%	16.0%	12/31/2021	1.65	0	0	0.00%	16.3%
12/31/2020	1.39	0	0	0.50%	17.1%	12/31/2020	1.40	0	0	0.25%	17.4%	12/31/2020	1.42	0	0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.4%	12/31/2019	1.20	0	0	0.25%	26.7%	12/31/2019	1.20	0	0	0.00%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.8%
2021	4.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$562,090	$542,114	46,650
Receivables: investments sold	1,448
Payables: investments purchased	-
Net assets	$563,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$563,538	377,544	$1.49
Band 100	-	-	1.54
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$563,538	377,544

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,114
Mortality & expense charges			(5,539)
Net investment income (loss)			2,575

Gain (loss) on investments:
Net realized gain (loss)			(11,522)
Realized gain distributions			1,498
Net change in unrealized appreciation (depreciation)			84,665
Net gain (loss)			74,641

Increase (decrease) in net assets from operations			$77,216

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,575	$2,220
Net realized gain (loss)		(11,522)	(19,590)
Realized gain distributions		1,498	18,165
Net change in unrealized appreciation (depreciation)		84,665	(53,875)

Increase (decrease) in net assets from operations		77,216	(53,080)

Contract owner transactions:
Proceeds from units sold		303,986	91,575
Cost of units redeemed		(69,388)	(90,265)
Account charges		(463)	(391)
Increase (decrease)		234,135	919
Net increase (decrease)		311,351	(52,161)
Net assets, beginning		252,187	304,348
Net assets, ending		$563,538	$252,187

Units sold		228,921	70,604
Units redeemed		(50,934)	(65,883)
Net increase (decrease)		177,987	4,721
Units outstanding, beginning		199,557	194,836
Units outstanding, ending		377,544	199,557

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$720,845
Cost of units redeemed/account charges			(194,509)
Net investment income (loss)			9,437
Net realized gain (loss)			(30,933)
Realized gain distributions			38,722
Net change in unrealized appreciation (depreciation)			19,976
Net assets			$563,538
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	378	$564	1.25%	18.1%	12/31/2023	$1.54	0	$0	1.00%	18.4%	12/31/2023	$1.54	0	$0	0.75%	18.7%
12/31/2022	1.26	200	252	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	195	304	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.59	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.2%	12/31/2020	1.39	0	0	1.00%	16.5%	12/31/2020	1.38	0	0	0.75%	16.8%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	19.0%	12/31/2023	$1.59	0	$0	0.25%	19.3%	12/31/2023	$1.61	0	$0	0.00%	19.6%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.7%	12/31/2021	1.63	0	0	0.25%	16.0%	12/31/2021	1.64	0	0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.1%	12/31/2020	1.40	0	0	0.25%	17.4%	12/31/2020	1.41	0	0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.9%
2021	4.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$663,317	$691,611	54,862
Receivables: investments sold	521
Payables: investments purchased	-
Net assets	$663,838

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$663,838	444,957	$1.49
Band 100	-	-	1.54
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$663,838	444,957

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,720
Mortality & expense charges			(7,421)
Net investment income (loss)			2,299

Gain (loss) on investments:
Net realized gain (loss)			(28,184)
Realized gain distributions			1,250
Net change in unrealized appreciation (depreciation)			124,930
Net gain (loss)			97,996

Increase (decrease) in net assets from operations			$100,295

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,299	$4,892
Net realized gain (loss)		(28,184)	(23,810)
Realized gain distributions		1,250	36,453
Net change in unrealized appreciation (depreciation)		124,930	(130,808)

Increase (decrease) in net assets from operations		100,295	(113,273)

Contract owner transactions:
Proceeds from units sold		175,465	151,420
Cost of units redeemed		(148,083)	(128,395)
Account charges		(298)	(369)
Increase (decrease)		27,084	22,656
Net increase (decrease)		127,379	(90,617)
Net assets, beginning		536,459	627,076
Net assets, ending		$663,838	$536,459

Units sold		127,922	116,285
Units redeemed		(107,594)	(93,089)
Net increase (decrease)		20,328	23,196
Units outstanding, beginning		424,629	401,433
Units outstanding, ending		444,957	424,629

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$954,799
Cost of units redeemed/account charges			(301,417)
Net investment income (loss)			17,211
Net realized gain (loss)			(51,660)
Realized gain distributions			73,199
Net change in unrealized appreciation (depreciation)			(28,294)
Net assets			$663,838
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	445	$664	1.25%	18.1%	12/31/2023	$1.54	0	$0	1.00%	18.4%	12/31/2023	$1.54	0	$0	0.75%	18.7%
12/31/2022	1.26	425	536	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	401	627	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.59	0	0	0.75%	15.3%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.38	0	0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.4%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	26.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	19.0%	12/31/2023	$1.59	0	$0	0.25%	19.3%	12/31/2023	$1.61	0	$0	0.00%	19.6%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.64	0	0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.2%	12/31/2020	1.40	0	0	0.25%	17.5%	12/31/2020	1.42	0	0	0.00%	17.8%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	2.0%
2021	4.5%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$818,903	$820,906	60,789
Receivables: investments sold	1,754
Payables: investments purchased	-
Net assets	$820,657

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$820,657	549,806	$1.49
Band 100	-	-	1.54
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$820,657	549,806

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,951
Mortality & expense charges			(8,306)
Net investment income (loss)			3,645

Gain (loss) on investments:
Net realized gain (loss)			(13,221)
Realized gain distributions			3,616
Net change in unrealized appreciation (depreciation)			115,377
Net gain (loss)			105,772

Increase (decrease) in net assets from operations			$109,417

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,645	$4,477
Net realized gain (loss)		(13,221)	(35,739)
Realized gain distributions		3,616	33,307
Net change in unrealized appreciation (depreciation)		115,377	(102,742)

Increase (decrease) in net assets from operations		109,417	(100,697)

Contract owner transactions:
Proceeds from units sold		298,340	198,162
Cost of units redeemed		(75,564)	(149,928)
Account charges		(388)	(23)
Increase (decrease)		222,388	48,211
Net increase (decrease)		331,805	(52,486)
Net assets, beginning		488,852	541,338
Net assets, ending		$820,657	$488,852

Units sold		218,628	162,849
Units redeemed		(55,630)	(122,437)
Net increase (decrease)		162,998	40,412
Units outstanding, beginning		386,808	346,396
Units outstanding, ending		549,806	386,808

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,032,773
Cost of units redeemed/account charges			(246,289)
Net investment income (loss)			16,194
Net realized gain (loss)			(49,060)
Realized gain distributions			69,042
Net change in unrealized appreciation (depreciation)			(2,003)
Net assets			$820,657
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	550	$821	1.25%	18.1%	12/31/2023	$1.54	0	$0	1.00%	18.4%	12/31/2023	$1.54	0	$0	0.75%	18.7%
12/31/2022	1.26	387	489	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.56	346	541	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.38	0	0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.19	0	0	1.00%	25.9%	12/31/2019	1.18	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	19.0%	12/31/2023	$1.59	0	$0	0.25%	19.3%	12/31/2023	$1.61	0	$0	0.00%	19.6%
12/31/2022	1.31	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.61	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.65	0	0	0.00%	16.2%
12/31/2020	1.39	0	0	0.50%	17.2%	12/31/2020	1.40	0	0	0.25%	17.5%	12/31/2020	1.42	0	0	0.00%	17.8%
12/31/2019	1.19	0	0	0.50%	26.3%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	2.0%
2021	4.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,549	$63,262	5,504
Receivables: investments sold	377
Payables: investments purchased	-
Net assets	$67,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,926	45,415	$1.50
Band 100	-	-	1.54
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$67,926	45,415

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$981
Mortality & expense charges			(513)
Net investment income (loss)			468

Gain (loss) on investments:
Net realized gain (loss)			(32)
Realized gain distributions			325
Net change in unrealized appreciation (depreciation)			6,177
Net gain (loss)			6,470

Increase (decrease) in net assets from operations			$6,938

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$468	$323
Net realized gain (loss)		(32)	(1,115)
Realized gain distributions		325	796
Net change in unrealized appreciation (depreciation)		6,177	(1,711)

Increase (decrease) in net assets from operations		6,938	(1,707)

Contract owner transactions:
Proceeds from units sold		40,261	21,325
Cost of units redeemed		(696)	(3,606)
Account charges		-	-
Increase (decrease)		39,565	17,719
Net increase (decrease)		46,503	16,012
Net assets, beginning		21,423	5,411
Net assets, ending		$67,926	$21,423

Units sold		29,015	16,194
Units redeemed		(521)	(2,729)
Net increase (decrease)		28,494	13,465
Units outstanding, beginning		16,921	3,456
Units outstanding, ending		45,415	16,921

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$66,933
Cost of units redeemed/account charges			(4,302)
Net investment income (loss)			897
Net realized gain (loss)			(1,147)
Realized gain distributions			1,258
Net change in unrealized appreciation (depreciation)			4,287
Net assets			$67,926
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	45	$68	1.25%	18.1%	12/31/2023	$1.54	0	$0	1.00%	18.4%	12/31/2023	$1.54	0	$0	0.75%	18.7%
12/31/2022	1.27	17	21	1.25%	-19.1%	12/31/2022	1.30	0	0	1.00%	-18.9%	12/31/2022	1.30	0	0	0.75%	-18.7%
12/31/2021	1.57	3	5	1.25%	14.8%	12/31/2021	1.60	0	0	1.00%	15.1%	12/31/2021	1.60	0	0	0.75%	15.4%
12/31/2020	1.36	0	0	1.25%	16.3%	12/31/2020	1.39	0	0	1.00%	16.6%	12/31/2020	1.39	0	0	0.75%	16.9%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.20	0	0	1.00%	25.9%	12/31/2019	1.19	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	0	$0	0.50%	19.0%	12/31/2023	$1.59	0	$0	0.25%	19.3%	12/31/2023	$1.61	0	$0	0.00%	19.6%
12/31/2022	1.32	0	0	0.50%	-18.5%	12/31/2022	1.33	0	0	0.25%	-18.3%	12/31/2022	1.35	0	0	0.00%	-18.1%
12/31/2021	1.62	0	0	0.50%	15.6%	12/31/2021	1.63	0	0	0.25%	15.9%	12/31/2021	1.65	0	0	0.00%	16.2%
12/31/2020	1.40	0	0	0.50%	17.1%	12/31/2020	1.41	0	0	0.25%	17.4%	12/31/2020	1.42	0	0	0.00%	17.7%
12/31/2019	1.19	0	0	0.50%	26.2%	12/31/2019	1.20	0	0	0.25%	26.6%	12/31/2019	1.20	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	3.6%
2021	4.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,576	$1,527	158
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,576

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,576	1,425	$1.11
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$1,576	1,425

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$44
Mortality & expense charges			(14)
Net investment income (loss)			30

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49
Net gain (loss)			49

Increase (decrease) in net assets from operations			$79

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		49	-

Increase (decrease) in net assets from operations		79	-

Contract owner transactions:
Proceeds from units sold		1,497	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,497	-
Net increase (decrease)		1,576	-
Net assets, beginning		-	-
Net assets, ending		$1,576	$-

Units sold		1,425	-
Units redeemed		-	-
Net increase (decrease)		1,425	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,425	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,497
Cost of units redeemed/account charges			-
Net investment income (loss)			30
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49
Net assets			$1,576
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	1	$2	1.25%	7.0%	12/31/2023	$1.14	0	$0	1.00%	7.2%	12/31/2023	$1.14	0	$0	0.75%	7.5%
12/31/2022	1.03	0	0	1.25%	-12.4%	12/31/2022	1.06	0	0	1.00%	-12.2%	12/31/2022	1.06	0	0	0.75%	-12.0%
12/31/2021	1.18	0	0	1.25%	1.9%	12/31/2021	1.21	0	0	1.00%	2.2%	12/31/2021	1.20	0	0	0.75%	2.5%
12/31/2020	1.16	0	0	1.25%	7.5%	12/31/2020	1.18	0	0	1.00%	7.8%	12/31/2020	1.18	0	0	0.75%	8.1%
12/31/2019	1.08	0	0	1.25%	9.8%	12/31/2019	1.10	0	0	1.00%	10.3%	12/31/2019	1.09	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	0.50%	7.8%	12/31/2023	$1.18	0	$0	0.25%	8.0%	12/31/2023	$1.19	0	$0	0.00%	8.3%
12/31/2022	1.07	0	0	0.50%	-11.7%	12/31/2022	1.09	0	0	0.25%	-11.5%	12/31/2022	1.10	0	0	0.00%	-11.3%
12/31/2021	1.22	0	0	0.50%	2.7%	12/31/2021	1.23	0	0	0.25%	3.0%	12/31/2021	1.24	0	0	0.00%	3.2%
12/31/2020	1.19	0	0	0.50%	8.4%	12/31/2020	1.19	0	0	0.25%	8.6%	12/31/2020	1.20	0	0	0.00%	8.9%
12/31/2019	1.09	0	0	0.50%	10.7%	12/31/2019	1.10	0	0	0.25%	10.9%	12/31/2019	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.6%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,520,084	$4,737,114	183,558
Receivables: investments sold	-
Payables: investments purchased	(48,206)
Net assets	$5,471,878

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,471,878	3,545,648	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$5,471,878	3,545,648

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$25,224
Mortality & expense charges			(59,961)
Net investment income (loss)			(34,737)

Gain (loss) on investments:
Net realized gain (loss)			10,490
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,144,684
Net gain (loss)			1,155,174

Increase (decrease) in net assets from operations			$1,120,437

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,737)	$(51,477)
Net realized gain (loss)		10,490	(7,685)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,144,684	(1,337,816)

Increase (decrease) in net assets from operations		1,120,437	(1,396,978)

Contract owner transactions:
Proceeds from units sold		803,840	1,458,990
Cost of units redeemed		(699,835)	(783,641)
Account charges		(853)	(864)
Increase (decrease)		103,152	674,485
Net increase (decrease)		1,223,589	(722,493)
Net assets, beginning		4,248,289	4,970,782
Net assets, ending		$5,471,878	$4,248,289

Units sold		580,960	1,126,039
Units redeemed		(509,486)	(604,528)
Net increase (decrease)		71,474	521,511
Units outstanding, beginning		3,474,174	2,952,663
Units outstanding, ending		3,545,648	3,474,174

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,685,664
Cost of units redeemed/account charges			(3,220,846)
Net investment income (loss)			(166,549)
Net realized gain (loss)			204,141
Realized gain distributions			186,498
Net change in unrealized appreciation (depreciation)			782,970
Net assets			$5,471,878
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	3,546	$5,472	1.25%	26.2%	12/31/2023	$1.57	0	$0	1.00%	26.5%	12/31/2023	$1.59	0	$0	0.75%	26.8%
12/31/2022	1.22	3,474	4,248	1.25%	-27.4%	12/31/2022	1.24	0	0	1.00%	-27.2%	12/31/2022	1.26	0	0	0.75%	-27.0%
12/31/2021	1.68	2,953	4,971	1.25%	11.0%	12/31/2021	1.70	0	0	1.00%	11.3%	12/31/2021	1.72	0	0	0.75%	11.6%
12/31/2020	1.52	2,774	4,206	1.25%	20.8%	12/31/2020	1.53	0	0	1.00%	21.1%	12/31/2020	1.54	0	0	0.75%	21.4%
12/31/2019	1.25	2,302	2,888	1.25%	31.3%	12/31/2019	1.26	0	0	1.00%	31.6%	12/31/2019	1.27	0	0	0.75%	32.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	27.2%	12/31/2023	$1.65	0	$0	0.25%	27.5%	12/31/2023	$1.67	0	$0	0.00%	27.8%
12/31/2022	1.27	0	0	0.50%	-26.8%	12/31/2022	1.29	0	0	0.25%	-26.6%	12/31/2022	1.31	0	0	0.00%	-26.5%
12/31/2021	1.74	0	0	0.50%	11.9%	12/31/2021	1.76	0	0	0.25%	12.2%	12/31/2021	1.78	0	0	0.00%	12.4%
12/31/2020	1.56	0	0	0.50%	21.7%	12/31/2020	1.57	0	0	0.25%	22.1%	12/31/2020	1.58	0	0	0.00%	22.4%
12/31/2019	1.28	0	0	0.50%	32.3%	12/31/2019	1.29	0	0	0.25%	32.6%	12/31/2019	1.29	0	0	0.00%	33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.0%
2021	0.0%
2020	0.2%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor New Insights Fund Z Class - 06-FVK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.97
Band 100	-	-	2.00
Band 75	-	-	2.04
Band 50	-	-	2.07
Band 25	-	-	2.10
Band 0	-	-	2.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$809,813
Cost of units redeemed/account charges			(853,798)
Net investment income (loss)			(7,179)
Net realized gain (loss)			(57,144)
Realized gain distributions			108,308
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	0	$0	1.25%	34.7%	12/31/2023	$2.00	0	$0	1.00%	35.1%	12/31/2023	$2.04	0	$0	0.75%	35.4%
12/31/2022	1.46	0	0	1.25%	-28.1%	12/31/2022	1.48	0	0	1.00%	-27.9%	12/31/2022	1.50	0	0	0.75%	-27.8%
12/31/2021	2.04	0	0	1.25%	23.2%	12/31/2021	2.06	0	0	1.00%	23.5%	12/31/2021	2.08	0	0	0.75%	23.9%
12/31/2020	1.65	0	0	1.25%	22.6%	12/31/2020	1.67	0	0	1.00%	22.9%	12/31/2020	1.68	0	0	0.75%	23.2%
12/31/2019	1.35	486	656	1.25%	28.0%	12/31/2019	1.36	0	0	1.00%	28.3%	12/31/2019	1.37	0	0	0.75%	28.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.07	0	$0	0.50%	35.8%	12/31/2023	$2.10	0	$0	0.25%	36.1%	12/31/2023	$2.14	0	$0	0.00%	36.4%
12/31/2022	1.53	0	0	0.50%	-27.6%	12/31/2022	1.55	0	0	0.25%	-27.4%	12/31/2022	1.57	0	0	0.00%	-27.2%
12/31/2021	2.11	0	0	0.50%	24.2%	12/31/2021	2.13	0	0	0.25%	24.5%	12/31/2021	2.15	0	0	0.00%	24.8%
12/31/2020	1.70	0	0	0.50%	23.5%	12/31/2020	1.71	0	0	0.25%	23.8%	12/31/2020	1.73	0	0	0.00%	24.1%
12/31/2019	1.37	0	0	0.50%	29.0%	12/31/2019	1.38	0	0	0.25%	29.3%	12/31/2019	1.39	0	0	0.00%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Real Estate Income Fund I Class - 06-GKP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	1.25%	8.0%	12/31/2023	$1.21	0	$0	1.00%	8.3%	12/31/2023	$1.23	0	$0	0.75%	8.6%
12/31/2022	1.11	0	0	1.25%	-15.6%	12/31/2022	1.12	0	0	1.00%	-15.4%	12/31/2022	1.13	0	0	0.75%	-15.2%
12/31/2021	1.31	0	0	1.25%	17.5%	12/31/2021	1.32	0	0	1.00%	17.8%	12/31/2021	1.34	0	0	0.75%	18.1%
12/31/2020	1.11	0	0	1.25%	-2.3%	12/31/2020	1.12	0	0	1.00%	-2.1%	12/31/2020	1.13	0	0	0.75%	-1.8%
12/31/2019	1.14	0	0	1.25%	16.4%	12/31/2019	1.15	0	0	1.00%	16.7%	12/31/2019	1.15	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	8.8%	12/31/2023	$1.27	0	$0	0.25%	9.1%	12/31/2023	$1.29	0	$0	0.00%	9.4%
12/31/2022	1.15	0	0	0.50%	-15.0%	12/31/2022	1.16	0	0	0.25%	-14.8%	12/31/2022	1.18	0	0	0.00%	-14.6%
12/31/2021	1.35	0	0	0.50%	18.4%	12/31/2021	1.36	0	0	0.25%	18.7%	12/31/2021	1.38	0	0	0.00%	19.0%
12/31/2020	1.14	0	0	0.50%	-1.6%	12/31/2020	1.15	0	0	0.25%	-1.3%	12/31/2020	1.16	0	0	0.00%	-1.1%
12/31/2019	1.16	0	0	0.50%	17.3%	12/31/2019	1.16	0	0	0.25%	17.6%	12/31/2019	1.17	0	0	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Total Bond Fund Z Class - 06-FVM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,027,724	$10,692,165	1,050,972
Receivables: investments sold	40,671
Payables: investments purchased	-
Net assets	$10,068,395

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,068,395	9,639,781	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$10,068,395	9,639,781

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$401,485
Mortality & expense charges			(115,380)
Net investment income (loss)			286,105

Gain (loss) on investments:
Net realized gain (loss)			(177,979)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			429,287
Net gain (loss)			251,308

Increase (decrease) in net assets from operations			$537,413

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$286,105	$157,414
Net realized gain (loss)		(177,979)	(275,872)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		429,287	(1,092,905)

Increase (decrease) in net assets from operations		537,413	(1,211,363)

Contract owner transactions:
Proceeds from units sold		12,728,958	10,982,630
Cost of units redeemed		(11,490,598)	(10,349,920)
Account charges		(14,298)	(15,010)
Increase (decrease)		1,224,062	617,700
Net increase (decrease)		1,761,475	(593,663)
Net assets, beginning		8,306,920	8,900,583
Net assets, ending		$10,068,395	$8,306,920

Units sold		12,791,015	10,753,628
Units redeemed		(11,580,727)	(10,098,391)
Net increase (decrease)		1,210,288	655,237
Units outstanding, beginning		8,429,493	7,774,256
Units outstanding, ending		9,639,781	8,429,493

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,547,481
Cost of units redeemed/account charges			(24,022,008)
Net investment income (loss)			544,138
Net realized gain (loss)			(401,542)
Realized gain distributions			64,767
Net change in unrealized appreciation (depreciation)			(664,441)
Net assets			$10,068,395
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	9,640	$10,068	1.25%	6.0%	12/31/2023	$1.06	0	$0	1.00%	6.3%	12/31/2023	$1.08	0	$0	0.75%	6.5%
12/31/2022	0.99	8,429	8,307	1.25%	-13.9%	12/31/2022	1.00	0	0	1.00%	-13.7%	12/31/2022	1.01	0	0	0.75%	-13.5%
12/31/2021	1.14	7,774	8,901	1.25%	-1.2%	12/31/2021	1.16	0	0	1.00%	-0.9%	12/31/2021	1.17	0	0	0.75%	-0.7%
12/31/2020	1.16	2,241	2,595	1.25%	8.1%	12/31/2020	1.17	0	0	1.00%	8.4%	12/31/2020	1.18	0	0	0.75%	8.7%
12/31/2019	1.07	1,328	1,423	1.25%	8.5%	12/31/2019	1.08	0	0	1.00%	8.8%	12/31/2019	1.09	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	6.8%	12/31/2023	$1.11	0	$0	0.25%	7.1%	12/31/2023	$1.13	0	$0	0.00%	7.3%
12/31/2022	1.03	0	0	0.50%	-13.3%	12/31/2022	1.04	0	0	0.25%	-13.1%	12/31/2022	1.06	0	0	0.00%	-12.8%
12/31/2021	1.18	0	0	0.50%	-0.4%	12/31/2021	1.20	0	0	0.25%	-0.2%	12/31/2021	1.21	0	0	0.00%	0.1%
12/31/2020	1.19	0	0	0.50%	8.9%	12/31/2020	1.20	0	0	0.25%	9.2%	12/31/2020	1.21	0	0	0.00%	9.5%
12/31/2019	1.09	0	0	0.50%	9.3%	12/31/2019	1.10	0	0	0.25%	9.6%	12/31/2019	1.11	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	3.0%
2021	1.4%
2020	2.6%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Energy Fund I Class - 06-34W

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,625	$137,329	3,261
Receivables: investments sold	997
Payables: investments purchased	-
Net assets	$147,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$147,622	103,676	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$147,622	103,676

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,139
Mortality & expense charges			(2,341)
Net investment income (loss)			798

Gain (loss) on investments:
Net realized gain (loss)			23,197
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(22,914)
Net gain (loss)			283

Increase (decrease) in net assets from operations			$1,081

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$798	$2,326
Net realized gain (loss)		23,197	99,064
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(22,914)	(9,207)

Increase (decrease) in net assets from operations		1,081	92,183

Contract owner transactions:
Proceeds from units sold		51,390	250,335
Cost of units redeemed		(168,685)	(223,335)
Account charges		(102)	(72)
Increase (decrease)		(117,397)	26,928
Net increase (decrease)		(116,316)	119,111
Net assets, beginning		263,938	144,827
Net assets, ending		$147,622	$263,938

Units sold		38,825	204,862
Units redeemed		(120,575)	(182,632)
Net increase (decrease)		(81,750)	22,230
Units outstanding, beginning		185,426	163,196
Units outstanding, ending		103,676	185,426

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$872,786
Cost of units redeemed/account charges			(839,522)
Net investment income (loss)			3,388
Net realized gain (loss)			101,674
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,296
Net assets			$147,622
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	104	$148	1.25%	0.0%	12/31/2023	$1.44	0	$0	1.00%	0.3%	12/31/2023	$1.47	0	$0	0.75%	0.5%
12/31/2022	1.42	185	264	1.25%	60.4%	12/31/2022	1.44	0	0	1.00%	60.8%	12/31/2022	1.46	0	0	0.75%	61.2%
12/31/2021	0.89	163	145	1.25%	53.1%	12/31/2021	0.90	0	0	1.00%	53.5%	12/31/2021	0.90	0	0	0.75%	53.9%
12/31/2020	0.58	121	70	1.25%	-33.3%	12/31/2020	0.58	0	0	1.00%	-33.2%	12/31/2020	0.59	0	0	0.75%	-33.0%
12/31/2019	0.87	0	0	1.25%	8.7%	12/31/2019	0.87	0	0	1.00%	9.0%	12/31/2019	0.88	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	0.8%	12/31/2023	$1.51	0	$0	0.25%	1.0%	12/31/2023	$1.53	0	$0	0.00%	1.3%
12/31/2022	1.48	0	0	0.50%	61.6%	12/31/2022	1.49	0	0	0.25%	62.0%	12/31/2022	1.51	0	0	0.00%	62.4%
12/31/2021	0.91	0	0	0.50%	54.2%	12/31/2021	0.92	0	0	0.25%	54.6%	12/31/2021	0.93	0	0	0.00%	55.0%
12/31/2020	0.59	0	0	0.50%	-32.8%	12/31/2020	0.60	0	0	0.25%	-32.7%	12/31/2020	0.60	0	0	0.00%	-32.5%
12/31/2019	0.88	0	0	0.50%	9.5%	12/31/2019	0.89	0	0	0.25%	9.8%	12/31/2019	0.89	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	2.6%
2021	2.9%
2020	6.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Energy Fund M Class - 06-34X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$154,832	$148,872	3,548
Receivables: investments sold	1,076
Payables: investments purchased	-
Net assets	$155,908

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$155,908	113,130	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$155,908	113,130

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,608
Mortality & expense charges			(4,473)
Net investment income (loss)			(1,865)

Gain (loss) on investments:
Net realized gain (loss)			68,364
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(91,902)
Net gain (loss)			(23,538)

Increase (decrease) in net assets from operations			$(25,403)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,865)	$3,377
Net realized gain (loss)		68,364	74,769
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(91,902)	95,673

Increase (decrease) in net assets from operations		(25,403)	173,819

Contract owner transactions:
Proceeds from units sold		92,803	697,446
Cost of units redeemed		(482,735)	(435,917)
Account charges		(34)	(30)
Increase (decrease)		(389,966)	261,499
Net increase (decrease)		(415,369)	435,318
Net assets, beginning		571,277	135,959
Net assets, ending		$155,908	$571,277

Units sold		65,744	650,474
Units redeemed		(365,141)	(394,531)
Net increase (decrease)		(299,397)	255,943
Units outstanding, beginning		412,527	156,584
Units outstanding, ending		113,130	412,527

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,652,181
Cost of units redeemed/account charges			(1,639,145)
Net investment income (loss)			1,781
Net realized gain (loss)			135,131
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,960
Net assets			$155,908
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	113	$156	1.25%	-0.5%	12/31/2023	$1.40	0	$0	1.00%	-0.2%	12/31/2023	$1.42	0	$0	0.75%	0.0%
12/31/2022	1.38	413	571	1.25%	59.5%	12/31/2022	1.40	0	0	1.00%	59.9%	12/31/2022	1.42	0	0	0.75%	60.3%
12/31/2021	0.87	157	136	1.25%	52.2%	12/31/2021	0.88	0	0	1.00%	52.6%	12/31/2021	0.88	0	0	0.75%	53.0%
12/31/2020	0.57	76	44	1.25%	-33.7%	12/31/2020	0.57	0	0	1.00%	-33.6%	12/31/2020	0.58	0	0	0.75%	-33.4%
12/31/2019	0.86	56	48	1.25%	8.1%	12/31/2019	0.86	0	0	1.00%	8.4%	12/31/2019	0.87	0	0	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	0.3%	12/31/2023	$1.46	0	$0	0.25%	0.5%	12/31/2023	$1.48	0	$0	0.00%	0.8%
12/31/2022	1.44	0	0	0.50%	60.7%	12/31/2022	1.45	0	0	0.25%	61.1%	12/31/2022	1.47	0	0	0.00%	61.5%
12/31/2021	0.89	0	0	0.50%	53.4%	12/31/2021	0.90	0	0	0.25%	53.8%	12/31/2021	0.91	0	0	0.00%	54.1%
12/31/2020	0.58	0	0	0.50%	-33.2%	12/31/2020	0.59	0	0	0.25%	-33.1%	12/31/2020	0.59	0	0	0.00%	-32.9%
12/31/2019	0.87	0	0	0.50%	8.9%	12/31/2019	0.88	0	0	0.25%	9.2%	12/31/2019	0.88	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	2.8%
2021	2.3%
2020	2.6%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Mid Cap Value Fund Z Class - 06-3HN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	1.25%	21.2%	12/31/2023	$1.45	0	$0	1.00%	21.5%	12/31/2023	$1.47	0	$0	0.75%	21.8%
12/31/2022	1.18	0	0	1.25%	-11.5%	12/31/2022	1.19	0	0	1.00%	-11.3%	12/31/2022	1.21	0	0	0.75%	-11.1%
12/31/2021	1.34	0	0	1.25%	32.4%	12/31/2021	1.35	0	0	1.00%	32.8%	12/31/2021	1.36	0	0	0.75%	33.1%
12/31/2020	1.01	0	0	1.25%	-0.1%	12/31/2020	1.01	0	0	1.00%	0.2%	12/31/2020	1.02	0	0	0.75%	0.4%
12/31/2019	1.01	0	0	1.25%	22.2%	12/31/2019	1.01	0	0	1.00%	22.5%	12/31/2019	1.02	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	22.1%	12/31/2023	$1.51	0	$0	0.25%	22.4%	12/31/2023	$1.53	0	$0	0.00%	22.7%
12/31/2022	1.22	0	0	0.50%	-10.9%	12/31/2022	1.23	0	0	0.25%	-10.6%	12/31/2022	1.25	0	0	0.00%	-10.4%
12/31/2021	1.37	0	0	0.50%	33.4%	12/31/2021	1.38	0	0	0.25%	33.8%	12/31/2021	1.39	0	0	0.00%	34.1%
12/31/2020	1.03	0	0	0.50%	0.7%	12/31/2020	1.03	0	0	0.25%	0.9%	12/31/2020	1.04	0	0	0.00%	1.2%
12/31/2019	1.02	0	0	0.50%	23.1%	12/31/2019	1.02	0	0	0.25%	23.4%	12/31/2019	1.03	0	0	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity International Index Fund - 06-3HX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,703,990	$9,128,731	204,998
Receivables: investments sold	2,691
Payables: investments purchased	-
Net assets	$9,706,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,706,681	7,807,958	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$9,706,681	7,807,958

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$264,825
Mortality & expense charges			(100,945)
Net investment income (loss)			163,880

Gain (loss) on investments:
Net realized gain (loss)			(13,887)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,081,320
Net gain (loss)			1,067,433

Increase (decrease) in net assets from operations			$1,231,313

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$163,880	$112,085
Net realized gain (loss)		(13,887)	(169,316)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,081,320	(628,922)

Increase (decrease) in net assets from operations		1,231,313	(686,153)

Contract owner transactions:
Proceeds from units sold		3,949,653	5,888,427
Cost of units redeemed		(1,945,543)	(2,712,787)
Account charges		(22,347)	(10,838)
Increase (decrease)		1,981,763	3,164,802
Net increase (decrease)		3,213,076	2,478,649
Net assets, beginning		6,493,605	4,014,956
Net assets, ending		$9,706,681	$6,493,605

Units sold		3,417,921	5,634,260
Units redeemed		(1,713,147)	(2,727,234)
Net increase (decrease)		1,704,774	2,907,026
Units outstanding, beginning		6,103,184	3,196,158
Units outstanding, ending		7,807,958	6,103,184

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,014,736
Cost of units redeemed/account charges			(7,407,326)
Net investment income (loss)			376,159
Net realized gain (loss)			147,853
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			575,259
Net assets			$9,706,681
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	7,808	$9,707	1.25%	16.8%	12/31/2023	$1.26	0	$0	1.00%	17.1%	12/31/2023	$1.28	0	$0	0.75%	17.4%
12/31/2022	1.06	6,103	6,494	1.25%	-15.3%	12/31/2022	1.08	0	0	1.00%	-15.1%	12/31/2022	1.09	0	0	0.75%	-14.9%
12/31/2021	1.26	3,196	4,015	1.25%	10.1%	12/31/2021	1.27	0	0	1.00%	10.3%	12/31/2021	1.28	0	0	0.75%	10.6%
12/31/2020	1.14	1,834	2,093	1.25%	6.8%	12/31/2020	1.15	0	0	1.00%	7.1%	12/31/2020	1.15	0	0	0.75%	7.4%
12/31/2019	1.07	410	438	1.25%	20.5%	12/31/2019	1.07	0	0	1.00%	20.8%	12/31/2019	1.08	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	17.7%	12/31/2023	$1.31	0	$0	0.25%	18.0%	12/31/2023	$1.33	0	$0	0.00%	18.3%
12/31/2022	1.10	0	0	0.50%	-14.7%	12/31/2022	1.11	0	0	0.25%	-14.5%	12/31/2022	1.12	0	0	0.00%	-14.2%
12/31/2021	1.29	0	0	0.50%	10.9%	12/31/2021	1.30	0	0	0.25%	11.2%	12/31/2021	1.31	0	0	0.00%	11.4%
12/31/2020	1.16	0	0	0.50%	7.6%	12/31/2020	1.17	0	0	0.25%	7.9%	12/31/2020	1.18	0	0	0.00%	8.2%
12/31/2019	1.08	0	0	0.50%	21.4%	12/31/2019	1.08	0	0	0.25%	21.7%	12/31/2019	1.09	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	3.3%
2021	3.9%
2020	3.0%
2019	5.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Mid Cap Index Fund - 06-3HW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,474,962	$18,400,345	685,765
Receivables: investments sold	63,706
Payables: investments purchased	-
Net assets	$20,538,668

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,538,668	14,188,504	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$20,538,668	14,188,504

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$281,367
Mortality & expense charges			(222,981)
Net investment income (loss)			58,386

Gain (loss) on investments:
Net realized gain (loss)			47,281
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,585,682
Net gain (loss)			2,632,963

Increase (decrease) in net assets from operations			$2,691,349

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58,386	$61,845
Net realized gain (loss)		47,281	199,072
Realized gain distributions		-	66,229
Net change in unrealized appreciation (depreciation)		2,585,682	(3,278,917)

Increase (decrease) in net assets from operations		2,691,349	(2,951,771)

Contract owner transactions:
Proceeds from units sold		5,144,078	8,176,567
Cost of units redeemed		(3,228,104)	(5,506,466)
Account charges		(26,173)	(12,653)
Increase (decrease)		1,889,801	2,657,448
Net increase (decrease)		4,581,150	(294,323)
Net assets, beginning		15,957,518	16,251,841
Net assets, ending		$20,538,668	$15,957,518

Units sold		3,930,381	6,527,622
Units redeemed		(2,503,348)	(4,383,183)
Net increase (decrease)		1,427,033	2,144,439
Units outstanding, beginning		12,761,471	10,617,032
Units outstanding, ending		14,188,504	12,761,471

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,701,311
Cost of units redeemed/account charges			(18,509,108)
Net investment income (loss)			192,571
Net realized gain (loss)			1,470,746
Realized gain distributions			608,531
Net change in unrealized appreciation (depreciation)			2,074,617
Net assets			$20,538,668
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	14,189	$20,539	1.25%	15.8%	12/31/2023	$1.47	0	$0	1.00%	16.1%	12/31/2023	$1.49	0	$0	0.75%	16.3%
12/31/2022	1.25	12,761	15,958	1.25%	-18.3%	12/31/2022	1.26	0	0	1.00%	-18.1%	12/31/2022	1.28	0	0	0.75%	-17.9%
12/31/2021	1.53	10,617	16,252	1.25%	21.0%	12/31/2021	1.54	0	0	1.00%	21.3%	12/31/2021	1.56	0	0	0.75%	21.6%
12/31/2020	1.26	8,835	11,173	1.25%	15.7%	12/31/2020	1.27	0	0	1.00%	15.9%	12/31/2020	1.28	0	0	0.75%	16.2%
12/31/2019	1.09	5,253	5,744	1.25%	28.9%	12/31/2019	1.10	0	0	1.00%	29.2%	12/31/2019	1.10	0	0	0.75%	29.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	0.50%	16.6%	12/31/2023	$1.53	0	$0	0.25%	16.9%	12/31/2023	$1.55	0	$0	0.00%	17.2%
12/31/2022	1.29	0	0	0.50%	-17.7%	12/31/2022	1.31	0	0	0.25%	-17.5%	12/31/2022	1.32	0	0	0.00%	-17.3%
12/31/2021	1.57	0	0	0.50%	21.9%	12/31/2021	1.58	0	0	0.25%	22.3%	12/31/2021	1.60	0	0	0.00%	22.6%
12/31/2020	1.29	0	0	0.50%	16.5%	12/31/2020	1.29	0	0	0.25%	16.8%	12/31/2020	1.30	0	0	0.00%	17.1%
12/31/2019	1.10	0	0	0.50%	29.9%	12/31/2019	1.11	0	0	0.25%	30.2%	12/31/2019	1.11	0	0	0.00%	30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.5%
2021	1.2%
2020	1.8%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Small Cap Index Fund - 06-3HV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,071,570	$15,548,234	643,610
Receivables: investments sold	44,425
Payables: investments purchased	-
Net assets	$16,115,995

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,115,995	13,496,217	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$16,115,995	13,496,217

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$227,953
Mortality & expense charges			(177,008)
Net investment income (loss)			50,945

Gain (loss) on investments:
Net realized gain (loss)			(159,065)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,238,768
Net gain (loss)			2,079,703

Increase (decrease) in net assets from operations			$2,130,648

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,945	$(16,037)
Net realized gain (loss)		(159,065)	(706,044)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,238,768	(3,154,000)

Increase (decrease) in net assets from operations		2,130,648	(3,876,081)

Contract owner transactions:
Proceeds from units sold		4,032,322	6,692,231
Cost of units redeemed		(3,151,596)	(7,158,932)
Account charges		(15,325)	(9,275)
Increase (decrease)		865,401	(475,976)
Net increase (decrease)		2,996,049	(4,352,057)
Net assets, beginning		13,119,946	17,472,003
Net assets, ending		$16,115,995	$13,119,946

Units sold		3,709,778	6,470,953
Units redeemed		(2,922,611)	(7,088,150)
Net increase (decrease)		787,167	(617,197)
Units outstanding, beginning		12,709,050	13,326,247
Units outstanding, ending		13,496,217	12,709,050

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,874,761
Cost of units redeemed/account charges			(17,791,168)
Net investment income (loss)			71,700
Net realized gain (loss)			(72,019)
Realized gain distributions			509,385
Net change in unrealized appreciation (depreciation)			523,336
Net assets			$16,115,995
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	13,496	$16,116	1.25%	15.7%	12/31/2023	$1.21	0	$0	1.00%	16.0%	12/31/2023	$1.23	0	$0	0.75%	16.2%
12/31/2022	1.03	12,709	13,120	1.25%	-21.3%	12/31/2022	1.04	0	0	1.00%	-21.1%	12/31/2022	1.06	0	0	0.75%	-20.9%
12/31/2021	1.31	13,326	17,472	1.25%	13.3%	12/31/2021	1.32	0	0	1.00%	13.6%	12/31/2021	1.33	0	0	0.75%	13.9%
12/31/2020	1.16	6,517	7,542	1.25%	18.5%	12/31/2020	1.16	0	0	1.00%	18.8%	12/31/2020	1.17	0	0	0.75%	19.1%
12/31/2019	0.98	4,278	4,178	1.25%	24.1%	12/31/2019	0.98	0	0	1.00%	24.5%	12/31/2019	0.98	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	16.5%	12/31/2023	$1.26	0	$0	0.25%	16.8%	12/31/2023	$1.28	0	$0	0.00%	17.1%
12/31/2022	1.07	0	0	0.50%	-20.7%	12/31/2022	1.08	0	0	0.25%	-20.5%	12/31/2022	1.09	0	0	0.00%	-20.3%
12/31/2021	1.34	0	0	0.50%	14.1%	12/31/2021	1.36	0	0	0.25%	14.4%	12/31/2021	1.37	0	0	0.00%	14.7%
12/31/2020	1.18	0	0	0.50%	19.4%	12/31/2020	1.18	0	0	0.25%	19.7%	12/31/2020	1.19	0	0	0.00%	20.0%
12/31/2019	0.99	0	0	0.50%	25.1%	12/31/2019	0.99	0	0	0.25%	25.4%	12/31/2019	0.99	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.1%
2021	1.7%
2020	1.2%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Total Market Index Fund - 06-3MR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$552,594	$496,296	4,192
Receivables: investments sold	-
Payables: investments purchased	(263)
Net assets	$552,331

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$552,331	322,901	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.78
Band 25	-	-	1.80
Band 0	-	-	1.83
Total	$552,331	322,901

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,614
Mortality & expense charges			(14,808)
Net investment income (loss)			(5,194)

Gain (loss) on investments:
Net realized gain (loss)			59,134
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			199,824
Net gain (loss)			258,958

Increase (decrease) in net assets from operations			$253,764

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,194)	$(71,060)
Net realized gain (loss)		59,134	(550,858)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		199,824	(3,042,800)

Increase (decrease) in net assets from operations		253,764	(3,664,718)

Contract owner transactions:
Proceeds from units sold		177,205	322,823
Cost of units redeemed		(1,278,526)	(13,559,087)
Account charges		(89)	(228)
Increase (decrease)		(1,101,410)	(13,236,492)
Net increase (decrease)		(847,646)	(16,901,210)
Net assets, beginning		1,399,977	18,301,187
Net assets, ending		$552,331	$1,399,977

Units sold		122,708	211,661
Units redeemed		(819,285)	(9,785,471)
Net increase (decrease)		(696,577)	(9,573,810)
Units outstanding, beginning		1,019,478	10,593,288
Units outstanding, ending		322,901	1,019,478

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,459,007
Cost of units redeemed/account charges			(17,775,169)
Net investment income (loss)			(65,093)
Net realized gain (loss)			(122,712)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			56,298
Net assets			$552,331
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	323	$552	1.25%	24.6%	12/31/2023	$1.73	0	$0	1.00%	24.9%	12/31/2023	$1.76	0	$0	0.75%	25.2%
12/31/2022	1.37	1,019	1,400	1.25%	-20.5%	12/31/2022	1.39	0	0	1.00%	-20.3%	12/31/2022	1.40	0	0	0.75%	-20.1%
12/31/2021	1.73	10,593	18,301	1.25%	24.1%	12/31/2021	1.74	0	0	1.00%	24.4%	12/31/2021	1.76	0	0	0.75%	24.7%
12/31/2020	1.39	335	467	1.25%	19.3%	12/31/2020	1.40	0	0	1.00%	19.6%	12/31/2020	1.41	0	0	0.75%	19.9%
12/31/2019	1.17	0	0	1.25%	29.3%	12/31/2019	1.17	0	0	1.00%	29.6%	12/31/2019	1.17	0	0	0.75%	29.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	0.50%	25.5%	12/31/2023	$1.80	0	$0	0.25%	25.8%	12/31/2023	$1.83	0	$0	0.00%	26.1%
12/31/2022	1.42	0	0	0.50%	-19.9%	12/31/2022	1.43	0	0	0.25%	-19.7%	12/31/2022	1.45	0	0	0.00%	-19.5%
12/31/2021	1.77	0	0	0.50%	25.0%	12/31/2021	1.78	0	0	0.25%	25.3%	12/31/2021	1.80	0	0	0.00%	25.6%
12/31/2020	1.42	0	0	0.50%	20.2%	12/31/2020	1.42	0	0	0.25%	20.5%	12/31/2020	1.43	0	0	0.00%	20.8%
12/31/2019	1.18	0	0	0.50%	30.3%	12/31/2019	1.18	0	0	0.25%	30.6%	12/31/2019	1.18	0	0	0.00%	30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.4%
2021	2.2%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity U.S. Bond Index Fund - 06-3HT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,405,047	$3,583,619	322,129
Receivables: investments sold	-
Payables: investments purchased	(45,241)
Net assets	$3,359,806

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,359,806	3,375,794	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$3,359,806	3,375,794

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$79,992
Mortality & expense charges			(33,424)
Net investment income (loss)			46,568

Gain (loss) on investments:
Net realized gain (loss)			(122,518)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			207,866
Net gain (loss)			85,348

Increase (decrease) in net assets from operations			$131,916

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$46,568	$28,907
Net realized gain (loss)		(122,518)	(205,198)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		207,866	(271,009)

Increase (decrease) in net assets from operations		131,916	(447,300)

Contract owner transactions:
Proceeds from units sold		1,635,779	1,048,193
Cost of units redeemed		(916,037)	(1,606,190)
Account charges		(6,990)	(6,154)
Increase (decrease)		712,752	(564,151)
Net increase (decrease)		844,668	(1,011,451)
Net assets, beginning		2,515,138	3,526,589
Net assets, ending		$3,359,806	$2,515,138

Units sold		1,700,956	1,354,087
Units redeemed		(959,184)	(1,891,894)
Net increase (decrease)		741,772	(537,807)
Units outstanding, beginning		2,634,022	3,171,829
Units outstanding, ending		3,375,794	2,634,022

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,883,930
Cost of units redeemed/account charges			(8,196,361)
Net investment income (loss)			121,251
Net realized gain (loss)			(324,284)
Realized gain distributions			53,842
Net change in unrealized appreciation (depreciation)			(178,572)
Net assets			$3,359,806
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	3,376	$3,360	1.25%	4.2%	12/31/2023	$1.01	0	$0	1.00%	4.5%	12/31/2023	$1.02	0	$0	0.75%	4.8%
12/31/2022	0.95	2,634	2,515	1.25%	-14.1%	12/31/2022	0.97	0	0	1.00%	-13.9%	12/31/2022	0.98	0	0	0.75%	-13.7%
12/31/2021	1.11	3,172	3,527	1.25%	-3.0%	12/31/2021	1.12	0	0	1.00%	-2.8%	12/31/2021	1.13	0	0	0.75%	-2.5%
12/31/2020	1.15	3,740	4,287	1.25%	6.5%	12/31/2020	1.15	0	0	1.00%	6.7%	12/31/2020	1.16	0	0	0.75%	7.0%
12/31/2019	1.08	689	742	1.25%	7.2%	12/31/2019	1.08	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	5.0%	12/31/2023	$1.05	0	$0	0.25%	5.3%	12/31/2023	$1.06	0	$0	0.00%	5.5%
12/31/2022	0.99	0	0	0.50%	-13.5%	12/31/2022	1.00	0	0	0.25%	-13.3%	12/31/2022	1.01	0	0	0.00%	-13.0%
12/31/2021	1.14	0	0	0.50%	-2.3%	12/31/2021	1.15	0	0	0.25%	-2.0%	12/31/2021	1.16	0	0	0.00%	-1.8%
12/31/2020	1.17	0	0	0.50%	7.3%	12/31/2020	1.17	0	0	0.25%	7.6%	12/31/2020	1.18	0	0	0.00%	7.8%
12/31/2019	1.09	0	0	0.50%	8.0%	12/31/2019	1.09	0	0	0.25%	8.2%	12/31/2019	1.10	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.1%
2021	1.9%
2020	2.5%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity 500 Index Fund - 06-3HR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$171,855,072	$143,857,485	1,038,234
Receivables: investments sold	-
Payables: investments purchased	(37,589)
Net assets	$171,817,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$171,817,483	100,371,115	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.83
Total	$171,817,483	100,371,115

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,356,583
Mortality & expense charges			(1,779,057)
Net investment income (loss)			577,526

Gain (loss) on investments:
Net realized gain (loss)			1,122,348
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			30,024,060
Net gain (loss)			31,146,408

Increase (decrease) in net assets from operations			$31,723,934

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$577,526	$480,697
Net realized gain (loss)		1,122,348	2,032,773
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		30,024,060	(21,100,791)

Increase (decrease) in net assets from operations		31,723,934	(18,587,321)

Contract owner transactions:
Proceeds from units sold		77,670,311	81,969,778
Cost of units redeemed		(52,565,735)	(43,078,743)
Account charges		(214,347)	(153,863)
Increase (decrease)		24,890,229	38,737,172
Net increase (decrease)		56,614,163	20,149,851
Net assets, beginning		115,203,320	95,053,469
Net assets, ending		$171,817,483	$115,203,320

Units sold		51,139,602	58,597,175
Units redeemed		(34,706,188)	(30,658,860)
Net increase (decrease)		16,433,414	27,938,315
Units outstanding, beginning		83,937,701	55,999,386
Units outstanding, ending		100,371,115	83,937,701

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$261,120,718
Cost of units redeemed/account charges			(125,013,026)
Net investment income (loss)			1,518,340
Net realized gain (loss)			6,192,934
Realized gain distributions			930
Net change in unrealized appreciation (depreciation)			27,997,587
Net assets			$171,817,483
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	100,371	$171,817	1.25%	24.7%	12/31/2023	$1.73	0	$0	1.00%	25.0%	12/31/2023	$1.76	0	$0	0.75%	25.3%
12/31/2022	1.37	83,938	115,203	1.25%	-19.1%	12/31/2022	1.39	0	0	1.00%	-18.9%	12/31/2022	1.40	0	0	0.75%	-18.7%
12/31/2021	1.70	55,999	95,053	1.25%	27.1%	12/31/2021	1.71	0	0	1.00%	27.4%	12/31/2021	1.73	0	0	0.75%	27.7%
12/31/2020	1.34	32,269	43,097	1.25%	16.9%	12/31/2020	1.34	0	0	1.00%	17.2%	12/31/2020	1.35	0	0	0.75%	17.5%
12/31/2019	1.14	18,463	21,089	1.25%	29.8%	12/31/2019	1.15	0	0	1.00%	30.2%	12/31/2019	1.15	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	0.50%	25.7%	12/31/2023	$1.81	0	$0	0.25%	26.0%	12/31/2023	$1.83	0	$0	0.00%	26.3%
12/31/2022	1.42	0	0	0.50%	-18.5%	12/31/2022	1.43	0	0	0.25%	-18.3%	12/31/2022	1.45	0	0	0.00%	-18.1%
12/31/2021	1.74	0	0	0.50%	28.0%	12/31/2021	1.76	0	0	0.25%	28.4%	12/31/2021	1.77	0	0	0.00%	28.7%
12/31/2020	1.36	0	0	0.50%	17.8%	12/31/2020	1.37	0	0	0.25%	18.1%	12/31/2020	1.38	0	0	0.00%	18.4%
12/31/2019	1.15	0	0	0.50%	30.8%	12/31/2019	1.16	0	0	0.25%	31.1%	12/31/2019	1.16	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.6%
2021	1.2%
2020	2.0%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend Income Fund Z6 Class - 06-44F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,538	$1,495	159
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$1,537

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,537	1,467	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$1,537	1,467

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$22
Mortality & expense charges			(2)
Net investment income (loss)			20

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			43
Net gain (loss)			43

Increase (decrease) in net assets from operations			$63

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		43	-

Increase (decrease) in net assets from operations		63	-

Contract owner transactions:
Proceeds from units sold		2,802	-
Cost of units redeemed		(1,327)	-
Account charges		(1)	-
Increase (decrease)		1,474	-
Net increase (decrease)		1,537	-
Net assets, beginning		-	-
Net assets, ending		$1,537	$-

Units sold		2,781	-
Units redeemed		(1,314)	-
Net increase (decrease)		1,467	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,467	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,802
Cost of units redeemed/account charges			(1,328)
Net investment income (loss)			20
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			43
Net assets			$1,537
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	1	$2	1.25%	6.8%	12/31/2023	$1.06	0	$0	1.00%	7.1%	12/31/2023	$1.07	0	$0	0.75%	7.4%
12/31/2022	0.98	0	0	1.25%	-12.6%	12/31/2022	0.99	0	0	1.00%	-12.4%	12/31/2022	1.00	0	0	0.75%	-12.1%
12/31/2021	1.12	0	0	1.25%	1.7%	12/31/2021	1.13	0	0	1.00%	2.0%	12/31/2021	1.14	0	0	0.75%	2.2%
12/31/2020	1.10	0	0	1.25%	7.5%	12/31/2020	1.11	0	0	1.00%	7.8%	12/31/2020	1.11	0	0	0.75%	8.0%
12/31/2019	1.03	0	0	1.25%	2.6%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	7.6%	12/31/2023	$1.10	0	$0	0.25%	7.9%	12/31/2023	$1.11	0	$0	0.00%	8.2%
12/31/2022	1.01	0	0	0.50%	-11.9%	12/31/2022	1.02	0	0	0.25%	-11.7%	12/31/2022	1.02	0	0	0.00%	-11.5%
12/31/2021	1.14	0	0	0.50%	2.5%	12/31/2021	1.15	0	0	0.25%	2.7%	12/31/2021	1.16	0	0	0.00%	3.0%
12/31/2020	1.12	0	0	0.50%	8.3%	12/31/2020	1.12	0	0	0.25%	8.6%	12/31/2020	1.12	0	0	0.00%	8.9%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.1%	12/31/2019	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index Income Fund Investor Class - 06-4F4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	1.25%	6.9%	12/31/2023	$1.05	0	$0	1.00%	7.2%	12/31/2023	$1.06	0	$0	0.75%	7.5%
12/31/2022	0.97	0	0	1.25%	-12.2%	12/31/2022	0.98	0	0	1.00%	-12.0%	12/31/2022	0.99	0	0	0.75%	-11.8%
12/31/2021	1.10	0	0	1.25%	1.5%	12/31/2021	1.11	0	0	1.00%	1.8%	12/31/2021	1.12	0	0	0.75%	2.0%
12/31/2020	1.09	0	0	1.25%	7.2%	12/31/2020	1.09	0	0	1.00%	7.5%	12/31/2020	1.09	0	0	0.75%	7.7%
12/31/2019	1.01	0	0	1.25%	1.4%	12/31/2019	1.02	0	0	1.00%	1.5%	12/31/2019	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	7.7%	12/31/2023	$1.08	0	$0	0.25%	8.0%	12/31/2023	$1.09	0	$0	0.00%	8.3%
12/31/2022	0.99	0	0	0.50%	-11.5%	12/31/2022	1.00	0	0	0.25%	-11.3%	12/31/2022	1.01	0	0	0.00%	-11.1%
12/31/2021	1.12	0	0	0.50%	2.3%	12/31/2021	1.13	0	0	0.25%	2.5%	12/31/2021	1.14	0	0	0.00%	2.8%
12/31/2020	1.10	0	0	0.50%	8.0%	12/31/2020	1.10	0	0	0.25%	8.3%	12/31/2020	1.10	0	0	0.00%	8.5%
12/31/2019	1.02	0	0	0.50%	1.6%	12/31/2019	1.02	0	0	0.25%	1.7%	12/31/2019	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$497,099	$497,405	49,355
Receivables: investments sold	408
Payables: investments purchased	-
Net assets	$497,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$497,507	427,612	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$497,507	427,612

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,891
Mortality & expense charges			(3,404)
Net investment income (loss)			8,487

Gain (loss) on investments:
Net realized gain (loss)			(2,974)
Realized gain distributions			385
Net change in unrealized appreciation (depreciation)			28,983
Net gain (loss)			26,394

Increase (decrease) in net assets from operations			$34,881

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,487	$2,681
Net realized gain (loss)		(2,974)	(14,840)
Realized gain distributions		385	6,367
Net change in unrealized appreciation (depreciation)		28,983	(43,610)

Increase (decrease) in net assets from operations		34,881	(49,402)

Contract owner transactions:
Proceeds from units sold		335,471	55,277
Cost of units redeemed		(39,477)	(117,173)
Account charges		(52)	-
Increase (decrease)		295,942	(61,896)
Net increase (decrease)		330,823	(111,298)
Net assets, beginning		166,684	277,982
Net assets, ending		$497,507	$166,684

Units sold		303,468	72,363
Units redeemed		(35,731)	(132,570)
Net increase (decrease)		267,737	(60,207)
Units outstanding, beginning		159,875	220,082
Units outstanding, ending		427,612	159,875

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$821,465
Cost of units redeemed/account charges			(347,238)
Net investment income (loss)			15,554
Net realized gain (loss)			(16,488)
Realized gain distributions			24,520
Net change in unrealized appreciation (depreciation)			(306)
Net assets			$497,507
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	428	$498	1.25%	11.6%	12/31/2023	$1.18	0	$0	1.00%	11.9%	12/31/2023	$1.19	0	$0	0.75%	12.2%
12/31/2022	1.04	160	167	1.25%	-17.5%	12/31/2022	1.05	0	0	1.00%	-17.2%	12/31/2022	1.06	0	0	0.75%	-17.0%
12/31/2021	1.26	220	278	1.25%	7.4%	12/31/2021	1.27	0	0	1.00%	7.7%	12/31/2021	1.28	0	0	0.75%	7.9%
12/31/2020	1.18	176	207	1.25%	12.1%	12/31/2020	1.18	0	0	1.00%	12.3%	12/31/2020	1.18	0	0	0.75%	12.6%
12/31/2019	1.05	0	0	1.25%	5.0%	12/31/2019	1.05	0	0	1.00%	5.1%	12/31/2019	1.05	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	12.4%	12/31/2023	$1.22	0	$0	0.25%	12.7%	12/31/2023	$1.23	0	$0	0.00%	13.0%
12/31/2022	1.07	0	0	0.50%	-16.8%	12/31/2022	1.08	0	0	0.25%	-16.6%	12/31/2022	1.09	0	0	0.00%	-16.4%
12/31/2021	1.29	0	0	0.50%	8.2%	12/31/2021	1.29	0	0	0.25%	8.5%	12/31/2021	1.30	0	0	0.00%	8.8%
12/31/2020	1.19	0	0	0.50%	12.9%	12/31/2020	1.19	0	0	0.25%	13.2%	12/31/2020	1.20	0	0	0.00%	13.5%
12/31/2019	1.05	0	0	0.50%	5.3%	12/31/2019	1.05	0	0	0.25%	5.4%	12/31/2019	1.06	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.5%
2021	2.8%
2020	2.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,292,520	$1,327,350	125,045
Receivables: investments sold	454
Payables: investments purchased	-
Net assets	$1,292,974

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,292,974	1,081,792	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$1,292,974	1,081,792

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$29,795
Mortality & expense charges			(13,120)
Net investment income (loss)			16,675

Gain (loss) on investments:
Net realized gain (loss)			(11,380)
Realized gain distributions			1,221
Net change in unrealized appreciation (depreciation)			128,359
Net gain (loss)			118,200

Increase (decrease) in net assets from operations			$134,875

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,675	$16,854
Net realized gain (loss)		(11,380)	697
Realized gain distributions		1,221	23,001
Net change in unrealized appreciation (depreciation)		128,359	(250,339)

Increase (decrease) in net assets from operations		134,875	(209,787)

Contract owner transactions:
Proceeds from units sold		483,201	74,970
Cost of units redeemed		(297,904)	(78,909)
Account charges		(126)	-
Increase (decrease)		185,171	(3,939)
Net increase (decrease)		320,046	(213,726)
Net assets, beginning		972,928	1,186,654
Net assets, ending		$1,292,974	$972,928

Units sold		428,229	67,089
Units redeemed		(265,435)	(65,375)
Net increase (decrease)		162,794	1,714
Units outstanding, beginning		918,998	917,284
Units outstanding, ending		1,081,792	918,998

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,075,994
Cost of units redeemed/account charges			(900,859)
Net investment income (loss)			49,640
Net realized gain (loss)			(3,377)
Realized gain distributions			106,406
Net change in unrealized appreciation (depreciation)			(34,830)
Net assets			$1,292,974
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	1,082	$1,293	1.25%	12.9%	12/31/2023	$1.21	0	$0	1.00%	13.2%	12/31/2023	$1.22	0	$0	0.75%	13.5%
12/31/2022	1.06	919	973	1.25%	-18.2%	12/31/2022	1.07	0	0	1.00%	-18.0%	12/31/2022	1.08	0	0	0.75%	-17.8%
12/31/2021	1.29	917	1,187	1.25%	8.6%	12/31/2021	1.30	0	0	1.00%	8.8%	12/31/2021	1.31	0	0	0.75%	9.1%
12/31/2020	1.19	877	1,046	1.25%	13.0%	12/31/2020	1.20	0	0	1.00%	13.3%	12/31/2020	1.20	0	0	0.75%	13.6%
12/31/2019	1.05	0	0	1.25%	5.5%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	13.7%	12/31/2023	$1.25	0	$0	0.25%	14.0%	12/31/2023	$1.26	0	$0	0.00%	14.3%
12/31/2022	1.09	0	0	0.50%	-17.5%	12/31/2022	1.10	0	0	0.25%	-17.3%	12/31/2022	1.11	0	0	0.00%	-17.1%
12/31/2021	1.32	0	0	0.50%	9.4%	12/31/2021	1.33	0	0	0.25%	9.6%	12/31/2021	1.33	0	0	0.00%	9.9%
12/31/2020	1.20	0	0	0.50%	13.9%	12/31/2020	1.21	0	0	0.25%	14.1%	12/31/2020	1.21	0	0	0.00%	14.4%
12/31/2019	1.06	0	0	0.50%	5.8%	12/31/2019	1.06	0	0	0.25%	5.9%	12/31/2019	1.06	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.7%
2021	2.6%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,358,151	$1,327,237	128,846
Receivables: investments sold	1,177
Payables: investments purchased	-
Net assets	$1,359,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,359,328	1,097,437	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$1,359,328	1,097,437

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$30,028
Mortality & expense charges			(13,746)
Net investment income (loss)			16,282

Gain (loss) on investments:
Net realized gain (loss)			(4,943)
Realized gain distributions			1,385
Net change in unrealized appreciation (depreciation)			128,026
Net gain (loss)			124,468

Increase (decrease) in net assets from operations			$140,750

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,282	$8,742
Net realized gain (loss)		(4,943)	(1,799)
Realized gain distributions		1,385	14,092
Net change in unrealized appreciation (depreciation)		128,026	(144,927)

Increase (decrease) in net assets from operations		140,750	(123,892)

Contract owner transactions:
Proceeds from units sold		702,766	104,773
Cost of units redeemed		(66,518)	(83,573)
Account charges		(146)	-
Increase (decrease)		636,102	21,200
Net increase (decrease)		776,852	(102,692)
Net assets, beginning		582,476	685,168
Net assets, ending		$1,359,328	$582,476

Units sold		618,558	91,084
Units redeemed		(57,687)	(69,643)
Net increase (decrease)		560,871	21,441
Units outstanding, beginning		536,566	515,125
Units outstanding, ending		1,097,437	536,566

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,058,185
Cost of units redeemed/account charges			(837,989)
Net investment income (loss)			31,928
Net realized gain (loss)			7,746
Realized gain distributions			68,544
Net change in unrealized appreciation (depreciation)			30,914
Net assets			$1,359,328
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	1,097	$1,359	1.25%	14.1%	12/31/2023	$1.25	0	$0	1.00%	14.4%	12/31/2023	$1.27	0	$0	0.75%	14.7%
12/31/2022	1.09	537	582	1.25%	-18.4%	12/31/2022	1.09	0	0	1.00%	-18.2%	12/31/2022	1.10	0	0	0.75%	-18.0%
12/31/2021	1.33	515	685	1.25%	10.0%	12/31/2021	1.34	0	0	1.00%	10.3%	12/31/2021	1.35	0	0	0.75%	10.6%
12/31/2020	1.21	479	579	1.25%	13.9%	12/31/2020	1.21	0	0	1.00%	14.2%	12/31/2020	1.22	0	0	0.75%	14.5%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	15.0%	12/31/2023	$1.29	0	$0	0.25%	15.2%	12/31/2023	$1.31	0	$0	0.00%	15.5%
12/31/2022	1.11	0	0	0.50%	-17.8%	12/31/2022	1.12	0	0	0.25%	-17.6%	12/31/2022	1.13	0	0	0.00%	-17.4%
12/31/2021	1.35	0	0	0.50%	10.8%	12/31/2021	1.36	0	0	0.25%	11.1%	12/31/2021	1.37	0	0	0.00%	11.4%
12/31/2020	1.22	0	0	0.50%	14.8%	12/31/2020	1.23	0	0	0.25%	15.1%	12/31/2020	1.23	0	0	0.00%	15.4%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.5%
2021	2.5%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$744,650	$723,846	67,993
Receivables: investments sold	556
Payables: investments purchased	-
Net assets	$745,206

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$745,206	567,707	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$745,206	567,707

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,638
Mortality & expense charges			(7,188)
Net investment income (loss)			7,450

Gain (loss) on investments:
Net realized gain (loss)			(3,936)
Realized gain distributions			1,150
Net change in unrealized appreciation (depreciation)			89,980
Net gain (loss)			87,194

Increase (decrease) in net assets from operations			$94,644

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,450	$6,185
Net realized gain (loss)		(3,936)	(3,263)
Realized gain distributions		1,150	14,228
Net change in unrealized appreciation (depreciation)		89,980	(131,600)

Increase (decrease) in net assets from operations		94,644	(114,450)

Contract owner transactions:
Proceeds from units sold		330,644	120,459
Cost of units redeemed		(179,220)	(124,964)
Account charges		(108)	(35)
Increase (decrease)		151,316	(4,540)
Net increase (decrease)		245,960	(118,990)
Net assets, beginning		499,246	618,236
Net assets, ending		$745,206	$499,246

Units sold		270,027	102,423
Units redeemed		(145,209)	(102,468)
Net increase (decrease)		124,818	(45)
Units outstanding, beginning		442,889	442,934
Units outstanding, ending		567,707	442,889

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,098,537
Cost of units redeemed/account charges			(465,884)
Net investment income (loss)			23,203
Net realized gain (loss)			3,019
Realized gain distributions			65,527
Net change in unrealized appreciation (depreciation)			20,804
Net assets			$745,206
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	568	$745	1.25%	16.4%	12/31/2023	$1.33	0	$0	1.00%	16.7%	12/31/2023	$1.34	0	$0	0.75%	17.0%
12/31/2022	1.13	443	499	1.25%	-19.2%	12/31/2022	1.14	0	0	1.00%	-19.0%	12/31/2022	1.15	0	0	0.75%	-18.8%
12/31/2021	1.40	443	618	1.25%	12.9%	12/31/2021	1.40	0	0	1.00%	13.1%	12/31/2021	1.41	0	0	0.75%	13.4%
12/31/2020	1.24	429	531	1.25%	15.5%	12/31/2020	1.24	0	0	1.00%	15.8%	12/31/2020	1.25	0	0	0.75%	16.0%
12/31/2019	1.07	0	0	1.25%	7.1%	12/31/2019	1.07	0	0	1.00%	7.2%	12/31/2019	1.07	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	17.3%	12/31/2023	$1.37	0	$0	0.25%	17.6%	12/31/2023	$1.39	0	$0	0.00%	17.9%
12/31/2022	1.16	0	0	0.50%	-18.6%	12/31/2022	1.17	0	0	0.25%	-18.4%	12/31/2022	1.18	0	0	0.00%	-18.2%
12/31/2021	1.42	0	0	0.50%	13.7%	12/31/2021	1.43	0	0	0.25%	14.0%	12/31/2021	1.44	0	0	0.00%	14.3%
12/31/2020	1.25	0	0	0.50%	16.3%	12/31/2020	1.25	0	0	0.25%	16.6%	12/31/2020	1.26	0	0	0.00%	16.9%
12/31/2019	1.07	0	0	0.50%	7.5%	12/31/2019	1.08	0	0	0.25%	7.6%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.2%
2021	2.5%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$715,799	$685,540	60,905
Receivables: investments sold	-
Payables: investments purchased	(27,571)
Net assets	$688,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$688,228	503,098	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$688,228	503,098

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,495
Mortality & expense charges			(6,190)
Net investment income (loss)			6,305

Gain (loss) on investments:
Net realized gain (loss)			(294)
Realized gain distributions			1,118
Net change in unrealized appreciation (depreciation)			81,723
Net gain (loss)			82,547

Increase (decrease) in net assets from operations			$88,852

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,305	$4,823
Net realized gain (loss)		(294)	2,290
Realized gain distributions		1,118	11,344
Net change in unrealized appreciation (depreciation)		81,723	(96,097)

Increase (decrease) in net assets from operations		88,852	(77,640)

Contract owner transactions:
Proceeds from units sold		276,710	91,134
Cost of units redeemed		(49,009)	(42,222)
Account charges		(125)	-
Increase (decrease)		227,576	48,912
Net increase (decrease)		316,428	(28,728)
Net assets, beginning		371,800	400,528
Net assets, ending		$688,228	$371,800

Units sold		217,284	75,623
Units redeemed		(36,965)	(31,300)
Net increase (decrease)		180,319	44,323
Units outstanding, beginning		322,779	278,456
Units outstanding, ending		503,098	322,779

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$817,933
Cost of units redeemed/account charges			(228,074)
Net investment income (loss)			16,798
Net realized gain (loss)			6,633
Realized gain distributions			44,679
Net change in unrealized appreciation (depreciation)			30,259
Net assets			$688,228
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	503	$688	1.25%	18.8%	12/31/2023	$1.38	0	$0	1.00%	19.1%	12/31/2023	$1.40	0	$0	0.75%	19.4%
12/31/2022	1.15	323	372	1.25%	-19.9%	12/31/2022	1.16	0	0	1.00%	-19.7%	12/31/2022	1.17	0	0	0.75%	-19.5%
12/31/2021	1.44	278	401	1.25%	15.0%	12/31/2021	1.45	0	0	1.00%	15.3%	12/31/2021	1.46	0	0	0.75%	15.6%
12/31/2020	1.25	218	272	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.3%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	19.7%	12/31/2023	$1.43	0	$0	0.25%	20.0%	12/31/2023	$1.45	0	$0	0.00%	20.3%
12/31/2022	1.18	0	0	0.50%	-19.3%	12/31/2022	1.19	0	0	0.25%	-19.1%	12/31/2022	1.20	0	0	0.00%	-18.9%
12/31/2021	1.46	0	0	0.50%	15.9%	12/31/2021	1.47	0	0	0.25%	16.2%	12/31/2021	1.48	0	0	0.00%	16.5%
12/31/2020	1.26	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.4%
2021	2.9%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$459,251	$434,342	40,602
Receivables: investments sold	368
Payables: investments purchased	-
Net assets	$459,619

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$459,619	334,202	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$459,619	334,202

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,831
Mortality & expense charges			(4,478)
Net investment income (loss)			3,353

Gain (loss) on investments:
Net realized gain (loss)			(2,495)
Realized gain distributions			1,089
Net change in unrealized appreciation (depreciation)			62,757
Net gain (loss)			61,351

Increase (decrease) in net assets from operations			$64,704

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,353	$3,896
Net realized gain (loss)		(2,495)	1,201
Realized gain distributions		1,089	9,459
Net change in unrealized appreciation (depreciation)		62,757	(76,852)

Increase (decrease) in net assets from operations		64,704	(62,296)

Contract owner transactions:
Proceeds from units sold		138,233	74,362
Cost of units redeemed		(30,894)	(29,403)
Account charges		(229)	-
Increase (decrease)		107,110	44,959
Net increase (decrease)		171,814	(17,337)
Net assets, beginning		287,805	305,142
Net assets, ending		$459,619	$287,805

Units sold		109,103	61,315
Units redeemed		(24,539)	(23,541)
Net increase (decrease)		84,564	37,774
Units outstanding, beginning		249,638	211,864
Units outstanding, ending		334,202	249,638

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$588,022
Cost of units redeemed/account charges			(215,351)
Net investment income (loss)			12,135
Net realized gain (loss)			11,274
Realized gain distributions			38,630
Net change in unrealized appreciation (depreciation)			24,909
Net assets			$459,619
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	334	$460	1.25%	19.3%	12/31/2023	$1.39	0	$0	1.00%	19.6%	12/31/2023	$1.41	0	$0	0.75%	19.9%
12/31/2022	1.15	250	288	1.25%	-20.0%	12/31/2022	1.16	0	0	1.00%	-19.8%	12/31/2022	1.17	0	0	0.75%	-19.6%
12/31/2021	1.44	212	305	1.25%	15.1%	12/31/2021	1.45	0	0	1.00%	15.4%	12/31/2021	1.46	0	0	0.75%	15.6%
12/31/2020	1.25	219	274	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	20.2%	12/31/2023	$1.44	0	$0	0.25%	20.5%	12/31/2023	$1.45	0	$0	0.00%	20.8%
12/31/2022	1.18	0	0	0.50%	-19.4%	12/31/2022	1.19	0	0	0.25%	-19.1%	12/31/2022	1.20	0	0	0.00%	-18.9%
12/31/2021	1.47	0	0	0.50%	15.9%	12/31/2021	1.48	0	0	0.25%	16.2%	12/31/2021	1.48	0	0	0.00%	16.5%
12/31/2020	1.27	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	17.9%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	2.5%
2021	2.5%
2020	2.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$695,908	$657,100	61,526
Receivables: investments sold	-
Payables: investments purchased	(46)
Net assets	$695,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$695,862	506,182	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$695,862	506,182

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,965
Mortality & expense charges			(6,038)
Net investment income (loss)			5,927

Gain (loss) on investments:
Net realized gain (loss)			(198)
Realized gain distributions			1,325
Net change in unrealized appreciation (depreciation)			83,675
Net gain (loss)			84,802

Increase (decrease) in net assets from operations			$90,729

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,927	$4,704
Net realized gain (loss)		(198)	2,236
Realized gain distributions		1,325	11,368
Net change in unrealized appreciation (depreciation)		83,675	(94,202)

Increase (decrease) in net assets from operations		90,729	(75,894)

Contract owner transactions:
Proceeds from units sold		321,162	98,156
Cost of units redeemed		(78,942)	(30,364)
Account charges		(162)	-
Increase (decrease)		242,058	67,792
Net increase (decrease)		332,787	(8,102)
Net assets, beginning		363,075	371,177
Net assets, ending		$695,862	$363,075

Units sold		252,114	91,621
Units redeemed		(60,948)	(34,410)
Net increase (decrease)		191,166	57,211
Units outstanding, beginning		315,016	257,805
Units outstanding, ending		506,182	315,016

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$763,025
Cost of units redeemed/account charges			(165,946)
Net investment income (loss)			16,887
Net realized gain (loss)			167
Realized gain distributions			42,921
Net change in unrealized appreciation (depreciation)			38,808
Net assets			$695,862
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	506	$696	1.25%	19.3%	12/31/2023	$1.39	0	$0	1.00%	19.6%	12/31/2023	$1.41	0	$0	0.75%	19.9%
12/31/2022	1.15	315	363	1.25%	-19.9%	12/31/2022	1.16	0	0	1.00%	-19.7%	12/31/2022	1.17	0	0	0.75%	-19.5%
12/31/2021	1.44	258	371	1.25%	15.0%	12/31/2021	1.45	0	0	1.00%	15.3%	12/31/2021	1.46	0	0	0.75%	15.6%
12/31/2020	1.25	212	266	1.25%	16.6%	12/31/2020	1.26	0	0	1.00%	16.9%	12/31/2020	1.26	0	0	0.75%	17.2%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	20.2%	12/31/2023	$1.44	0	$0	0.25%	20.5%	12/31/2023	$1.45	0	$0	0.00%	20.8%
12/31/2022	1.18	0	0	0.50%	-19.3%	12/31/2022	1.19	0	0	0.25%	-19.1%	12/31/2022	1.20	0	0	0.00%	-18.9%
12/31/2021	1.47	0	0	0.50%	15.8%	12/31/2021	1.48	0	0	0.25%	16.1%	12/31/2021	1.48	0	0	0.00%	16.4%
12/31/2020	1.27	0	0	0.50%	17.5%	12/31/2020	1.27	0	0	0.25%	17.8%	12/31/2020	1.27	0	0	0.00%	18.1%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.8%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	2.4%
2021	3.0%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$614,849	$582,705	53,365
Receivables: investments sold	-
Payables: investments purchased	(7,545)
Net assets	$607,304

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$607,304	441,874	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$607,304	441,874

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,429
Mortality & expense charges			(6,011)
Net investment income (loss)			4,418

Gain (loss) on investments:
Net realized gain (loss)			(2,336)
Realized gain distributions			1,692
Net change in unrealized appreciation (depreciation)			83,327
Net gain (loss)			82,683

Increase (decrease) in net assets from operations			$87,101

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,418	$4,805
Net realized gain (loss)		(2,336)	(682)
Realized gain distributions		1,692	10,778
Net change in unrealized appreciation (depreciation)		83,327	(87,299)

Increase (decrease) in net assets from operations		87,101	(72,398)

Contract owner transactions:
Proceeds from units sold		210,121	139,495
Cost of units redeemed		(58,161)	(45,429)
Account charges		(200)	-
Increase (decrease)		151,760	94,066
Net increase (decrease)		238,861	21,668
Net assets, beginning		368,443	346,775
Net assets, ending		$607,304	$368,443

Units sold		168,267	114,578
Units redeemed		(46,023)	(35,734)
Net increase (decrease)		122,244	78,844
Units outstanding, beginning		319,630	240,786
Units outstanding, ending		441,874	319,630

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$706,454
Cost of units redeemed/account charges			(183,709)
Net investment income (loss)			14,702
Net realized gain (loss)			(1,065)
Realized gain distributions			38,778
Net change in unrealized appreciation (depreciation)			32,144
Net assets			$607,304
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	442	$607	1.25%	19.2%	12/31/2023	$1.39	0	$0	1.00%	19.5%	12/31/2023	$1.41	0	$0	0.75%	19.8%
12/31/2022	1.15	320	368	1.25%	-20.0%	12/31/2022	1.16	0	0	1.00%	-19.8%	12/31/2022	1.17	0	0	0.75%	-19.6%
12/31/2021	1.44	241	347	1.25%	15.0%	12/31/2021	1.45	0	0	1.00%	15.3%	12/31/2021	1.46	0	0	0.75%	15.6%
12/31/2020	1.25	188	236	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	20.1%	12/31/2023	$1.44	0	$0	0.25%	20.4%	12/31/2023	$1.45	0	$0	0.00%	20.7%
12/31/2022	1.18	0	0	0.50%	-19.4%	12/31/2022	1.19	0	0	0.25%	-19.2%	12/31/2022	1.20	0	0	0.00%	-19.0%
12/31/2021	1.47	0	0	0.50%	15.9%	12/31/2021	1.48	0	0	0.25%	16.2%	12/31/2021	1.48	0	0	0.00%	16.5%
12/31/2020	1.27	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	2.5%
2021	2.9%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$389,886	$368,984	33,842
Receivables: investments sold	322
Payables: investments purchased	-
Net assets	$390,208

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$390,208	283,784	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$390,208	283,784

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,615
Mortality & expense charges			(3,659)
Net investment income (loss)			2,956

Gain (loss) on investments:
Net realized gain (loss)			(1,621)
Realized gain distributions			1,148
Net change in unrealized appreciation (depreciation)			50,204
Net gain (loss)			49,731

Increase (decrease) in net assets from operations			$52,687

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,956	$2,773
Net realized gain (loss)		(1,621)	(537)
Realized gain distributions		1,148	4,343
Net change in unrealized appreciation (depreciation)		50,204	(34,292)

Increase (decrease) in net assets from operations		52,687	(27,713)

Contract owner transactions:
Proceeds from units sold		180,178	101,755
Cost of units redeemed		(34,111)	(5,571)
Account charges		(26)	-
Increase (decrease)		146,041	96,184
Net increase (decrease)		198,728	68,471
Net assets, beginning		191,480	123,009
Net assets, ending		$390,208	$191,480

Units sold		145,691	84,868
Units redeemed		(27,925)	(4,317)
Net increase (decrease)		117,766	80,551
Units outstanding, beginning		166,018	85,467
Units outstanding, ending		283,784	166,018

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$470,824
Cost of units redeemed/account charges			(136,221)
Net investment income (loss)			7,986
Net realized gain (loss)			11,873
Realized gain distributions			14,844
Net change in unrealized appreciation (depreciation)			20,902
Net assets			$390,208
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	284	$390	1.25%	19.2%	12/31/2023	$1.39	0	$0	1.00%	19.5%	12/31/2023	$1.41	0	$0	0.75%	19.8%
12/31/2022	1.15	166	191	1.25%	-19.9%	12/31/2022	1.16	0	0	1.00%	-19.7%	12/31/2022	1.17	0	0	0.75%	-19.5%
12/31/2021	1.44	85	123	1.25%	15.0%	12/31/2021	1.45	0	0	1.00%	15.3%	12/31/2021	1.46	0	0	0.75%	15.6%
12/31/2020	1.25	76	95	1.25%	16.5%	12/31/2020	1.26	0	0	1.00%	16.8%	12/31/2020	1.26	0	0	0.75%	17.1%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.08	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	20.1%	12/31/2023	$1.44	0	$0	0.25%	20.4%	12/31/2023	$1.45	0	$0	0.00%	20.7%
12/31/2022	1.18	0	0	0.50%	-19.3%	12/31/2022	1.19	0	0	0.25%	-19.1%	12/31/2022	1.20	0	0	0.00%	-18.9%
12/31/2021	1.47	0	0	0.50%	15.9%	12/31/2021	1.47	0	0	0.25%	16.2%	12/31/2021	1.48	0	0	0.00%	16.5%
12/31/2020	1.26	0	0	0.50%	17.4%	12/31/2020	1.27	0	0	0.25%	17.7%	12/31/2020	1.27	0	0	0.00%	18.0%
12/31/2019	1.08	0	0	0.50%	7.8%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	2.9%
2021	2.7%
2020	2.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$320	$310	32
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$320	283	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$320	283

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$632
Mortality & expense charges			(569)
Net investment income (loss)			63

Gain (loss) on investments:
Net realized gain (loss)			4,778
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10
Net gain (loss)			4,788

Increase (decrease) in net assets from operations			$4,851

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63	$-
Net realized gain (loss)		4,778	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10	-

Increase (decrease) in net assets from operations		4,851	-

Contract owner transactions:
Proceeds from units sold		199,610	-
Cost of units redeemed		(204,141)	-
Account charges		-	-
Increase (decrease)		(4,531)	-
Net increase (decrease)		320	-
Net assets, beginning		-	-
Net assets, ending		$320	$-

Units sold		188,414	-
Units redeemed		(188,131)	-
Net increase (decrease)		283	-
Units outstanding, beginning		-	-
Units outstanding, ending		283	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$229,210
Cost of units redeemed/account charges			(235,544)
Net investment income (loss)			93
Net realized gain (loss)			5,925
Realized gain distributions			626
Net change in unrealized appreciation (depreciation)			10
Net assets			$320
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	1.25%	10.1%	12/31/2023	$1.14	0	$0	1.00%	10.3%	12/31/2023	$1.16	0	$0	0.75%	10.6%
12/31/2022	1.03	0	0	1.25%	-16.0%	12/31/2022	1.04	0	0	1.00%	-15.8%	12/31/2022	1.05	0	0	0.75%	-15.6%
12/31/2021	1.22	0	0	1.25%	5.7%	12/31/2021	1.23	0	0	1.00%	6.0%	12/31/2021	1.24	0	0	0.75%	6.2%
12/31/2020	1.16	18	21	1.25%	10.9%	12/31/2020	1.16	0	0	1.00%	11.2%	12/31/2020	1.17	0	0	0.75%	11.4%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	10.9%	12/31/2023	$1.18	0	$0	0.25%	11.2%	12/31/2023	$1.20	0	$0	0.00%	11.5%
12/31/2022	1.05	0	0	0.50%	-15.4%	12/31/2022	1.06	0	0	0.25%	-15.1%	12/31/2022	1.07	0	0	0.00%	-14.9%
12/31/2021	1.25	0	0	0.50%	6.5%	12/31/2021	1.25	0	0	0.25%	6.8%	12/31/2021	1.26	0	0	0.00%	7.0%
12/31/2020	1.17	0	0	0.50%	11.7%	12/31/2020	1.17	0	0	0.25%	12.0%	12/31/2020	1.18	0	0	0.00%	12.3%
12/31/2019	1.05	0	0	0.50%	4.7%	12/31/2019	1.05	0	0	0.25%	4.8%	12/31/2019	1.05	0	0	0.00%	4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	395.0%
2022	0.0%
2021	0.0%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$206	$201	16
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$206

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$206	190	$1.08
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$206	190

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5
Mortality & expense charges			(1)
Net investment income (loss)			4

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			5
Net gain (loss)			6

Increase (decrease) in net assets from operations			$10

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4	$-
Net realized gain (loss)		-	-
Realized gain distributions		1	-
Net change in unrealized appreciation (depreciation)		5	-

Increase (decrease) in net assets from operations		10	-

Contract owner transactions:
Proceeds from units sold		182	14
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		182	14
Net increase (decrease)		192	14
Net assets, beginning		14	-
Net assets, ending		$206	$14

Units sold		176	14
Units redeemed		-	-
Net increase (decrease)		176	14
Units outstanding, beginning		14	-
Units outstanding, ending		190	14

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$196
Cost of units redeemed/account charges			-
Net investment income (loss)			4
Net realized gain (loss)			-
Realized gain distributions			1
Net change in unrealized appreciation (depreciation)			5
Net assets			$206
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	1.25%	8.5%	12/31/2023	$1.10	0	$0	1.00%	8.7%	12/31/2023	$1.11	0	$0	0.75%	9.0%
12/31/2022	1.00	0	0	1.25%	-14.0%	12/31/2022	1.01	0	0	1.00%	-13.8%	12/31/2022	1.02	0	0	0.75%	-13.6%
12/31/2021	1.16	0	0	1.25%	3.7%	12/31/2021	1.17	0	0	1.00%	4.0%	12/31/2021	1.18	0	0	0.75%	4.3%
12/31/2020	1.12	0	0	1.25%	9.0%	12/31/2020	1.12	0	0	1.00%	9.3%	12/31/2020	1.13	0	0	0.75%	9.6%
12/31/2019	1.03	0	0	1.25%	2.8%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	9.3%	12/31/2023	$1.13	0	$0	0.25%	9.6%	12/31/2023	$1.14	0	$0	0.00%	9.8%
12/31/2022	1.02	0	0	0.50%	-13.4%	12/31/2022	1.03	0	0	0.25%	-13.2%	12/31/2022	1.04	0	0	0.00%	-13.0%
12/31/2021	1.18	0	0	0.50%	4.5%	12/31/2021	1.19	0	0	0.25%	4.8%	12/31/2021	1.20	0	0	0.00%	5.0%
12/31/2020	1.13	0	0	0.50%	9.8%	12/31/2020	1.13	0	0	0.25%	10.1%	12/31/2020	1.14	0	0	0.00%	10.4%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.0%	12/31/2019	1.03	0	0	0.00%	3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2005 Fund Investor Class - 06-4C3 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	1.25%	7.1%	12/31/2023	$1.06	0	$0	1.00%	7.4%	12/31/2023	$1.07	0	$0	0.75%	7.6%
12/31/2022	0.98	0	0	1.25%	-12.6%	12/31/2022	0.99	0	0	1.00%	-12.4%	12/31/2022	1.00	0	0	0.75%	-12.2%
12/31/2021	1.12	0	0	1.25%	2.2%	12/31/2021	1.13	0	0	1.00%	2.4%	12/31/2021	1.14	0	0	0.75%	2.7%
12/31/2020	1.10	0	0	1.25%	7.8%	12/31/2020	1.10	0	0	1.00%	8.1%	12/31/2020	1.11	0	0	0.75%	8.3%
12/31/2019	1.02	0	0	1.25%	2.0%	12/31/2019	1.02	0	0	1.00%	2.1%	12/31/2019	1.02	0	0	0.75%	2.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	7.9%	12/31/2023	$1.10	0	$0	0.25%	8.2%	12/31/2023	$1.11	0	$0	0.00%	8.4%
12/31/2022	1.01	0	0	0.50%	-12.0%	12/31/2022	1.01	0	0	0.25%	-11.7%	12/31/2022	1.02	0	0	0.00%	-11.5%
12/31/2021	1.14	0	0	0.50%	2.9%	12/31/2021	1.15	0	0	0.25%	3.2%	12/31/2021	1.16	0	0	0.00%	3.5%
12/31/2020	1.11	0	0	0.50%	8.6%	12/31/2020	1.11	0	0	0.25%	8.9%	12/31/2020	1.12	0	0	0.00%	9.2%
12/31/2019	1.02	0	0	0.50%	2.2%	12/31/2019	1.02	0	0	0.25%	2.3%	12/31/2019	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,795	$9,408	695
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$9,783

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,783	8,761	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$9,783	8,761

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$235
Mortality & expense charges			(72)
Net investment income (loss)			163

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			423
Net gain (loss)			427

Increase (decrease) in net assets from operations			$590

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$163	$39
Net realized gain (loss)		4	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		423	(36)

Increase (decrease) in net assets from operations		590	3

Contract owner transactions:
Proceeds from units sold		7,650	1,684
Cost of units redeemed		(68)	-
Account charges		(74)	(2)
Increase (decrease)		7,508	1,682
Net increase (decrease)		8,098	1,685
Net assets, beginning		1,685	-
Net assets, ending		$9,783	$1,685

Units sold		7,236	1,660
Units redeemed		(133)	(2)
Net increase (decrease)		7,103	1,658
Units outstanding, beginning		1,658	-
Units outstanding, ending		8,761	1,658

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,334
Cost of units redeemed/account charges			(144)
Net investment income (loss)			202
Net realized gain (loss)			4
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			387
Net assets			$9,783
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	9	$10	1.25%	9.9%	12/31/2023	$1.13	0	$0	1.00%	10.2%	12/31/2023	$1.14	0	$0	0.75%	10.4%
12/31/2022	1.02	2	2	1.25%	-15.5%	12/31/2022	1.02	0	0	1.00%	-15.3%	12/31/2022	1.03	0	0	0.75%	-15.1%
12/31/2021	1.20	0	0	1.25%	5.4%	12/31/2021	1.21	0	0	1.00%	5.7%	12/31/2021	1.22	0	0	0.75%	5.9%
12/31/2020	1.14	0	0	1.25%	10.2%	12/31/2020	1.14	0	0	1.00%	10.4%	12/31/2020	1.15	0	0	0.75%	10.7%
12/31/2019	1.04	0	0	1.25%	3.5%	12/31/2019	1.04	0	0	1.00%	3.6%	12/31/2019	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	10.7%	12/31/2023	$1.17	0	$0	0.25%	11.0%	12/31/2023	$1.18	0	$0	0.00%	11.3%
12/31/2022	1.04	0	0	0.50%	-14.8%	12/31/2022	1.05	0	0	0.25%	-14.6%	12/31/2022	1.06	0	0	0.00%	-14.4%
12/31/2021	1.22	0	0	0.50%	6.2%	12/31/2021	1.23	0	0	0.25%	6.5%	12/31/2021	1.24	0	0	0.00%	6.7%
12/31/2020	1.15	0	0	0.50%	11.0%	12/31/2020	1.16	0	0	0.25%	11.3%	12/31/2020	1.16	0	0	0.00%	11.6%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	4.9%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,557	$20,237	1,387
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$21,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,541	18,773	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$21,541	18,773

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$507
Mortality & expense charges			(291)
Net investment income (loss)			216

Gain (loss) on investments:
Net realized gain (loss)			(220)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,375
Net gain (loss)			2,155

Increase (decrease) in net assets from operations			$2,371

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$216	$666
Net realized gain (loss)		(220)	(630)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,375	(1,055)

Increase (decrease) in net assets from operations		2,371	(1,019)

Contract owner transactions:
Proceeds from units sold		5,824	104,803
Cost of units redeemed		(25,562)	(64,431)
Account charges		(192)	(253)
Increase (decrease)		(19,930)	40,119
Net increase (decrease)		(17,559)	39,100
Net assets, beginning		39,100	-
Net assets, ending		$21,541	$39,100

Units sold		5,437	100,632
Units redeemed		(24,602)	(62,694)
Net increase (decrease)		(19,165)	37,938
Units outstanding, beginning		37,938	-
Units outstanding, ending		18,773	37,938

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$110,627
Cost of units redeemed/account charges			(90,438)
Net investment income (loss)			882
Net realized gain (loss)			(850)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,320
Net assets			$21,541
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	19	$22	1.25%	11.3%	12/31/2023	$1.16	0	$0	1.00%	11.6%	12/31/2023	$1.17	0	$0	0.75%	11.9%
12/31/2022	1.03	38	39	1.25%	-17.0%	12/31/2022	1.04	0	0	1.00%	-16.8%	12/31/2022	1.05	0	0	0.75%	-16.6%
12/31/2021	1.24	0	0	1.25%	7.1%	12/31/2021	1.25	0	0	1.00%	7.3%	12/31/2021	1.26	0	0	0.75%	7.6%
12/31/2020	1.16	0	0	1.25%	11.3%	12/31/2020	1.16	0	0	1.00%	11.6%	12/31/2020	1.17	0	0	0.75%	11.9%
12/31/2019	1.04	0	0	1.25%	4.2%	12/31/2019	1.04	0	0	1.00%	4.3%	12/31/2019	1.04	0	0	0.75%	4.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	12.2%	12/31/2023	$1.20	0	$0	0.25%	12.5%	12/31/2023	$1.21	0	$0	0.00%	12.7%
12/31/2022	1.06	0	0	0.50%	-16.4%	12/31/2022	1.06	0	0	0.25%	-16.2%	12/31/2022	1.07	0	0	0.00%	-16.0%
12/31/2021	1.26	0	0	0.50%	7.9%	12/31/2021	1.27	0	0	0.25%	8.1%	12/31/2021	1.28	0	0	0.00%	8.4%
12/31/2020	1.17	0	0	0.50%	12.1%	12/31/2020	1.17	0	0	0.25%	12.4%	12/31/2020	1.18	0	0	0.00%	12.7%
12/31/2019	1.04	0	0	0.50%	4.4%	12/31/2019	1.04	0	0	0.25%	4.5%	12/31/2019	1.05	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	5.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,841	$24,473	1,458
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$25,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,829	21,944	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$25,829	21,944

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$572
Mortality & expense charges			(239)
Net investment income (loss)			333

Gain (loss) on investments:
Net realized gain (loss)			128
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,804
Net gain (loss)			1,932

Increase (decrease) in net assets from operations			$2,265

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$333	$180
Net realized gain (loss)		128	(1,945)
Realized gain distributions		-	16
Net change in unrealized appreciation (depreciation)		1,804	(654)

Increase (decrease) in net assets from operations		2,265	(2,403)

Contract owner transactions:
Proceeds from units sold		17,716	24,823
Cost of units redeemed		(9,366)	(18,565)
Account charges		(286)	(112)
Increase (decrease)		8,064	6,146
Net increase (decrease)		10,329	3,743
Net assets, beginning		15,500	11,757
Net assets, ending		$25,829	$15,500

Units sold		22,585	23,556
Units redeemed		(15,452)	(18,003)
Net increase (decrease)		7,133	5,553
Units outstanding, beginning		14,811	9,258
Units outstanding, ending		21,944	14,811

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$53,967
Cost of units redeemed/account charges			(28,329)
Net investment income (loss)			598
Net realized gain (loss)			(1,815)
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			1,368
Net assets			$25,829
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	22	$26	1.25%	12.5%	12/31/2023	$1.19	0	$0	1.00%	12.8%	12/31/2023	$1.20	0	$0	0.75%	13.0%
12/31/2022	1.05	15	16	1.25%	-17.6%	12/31/2022	1.06	0	0	1.00%	-17.4%	12/31/2022	1.06	0	0	0.75%	-17.2%
12/31/2021	1.27	9	12	1.25%	8.1%	12/31/2021	1.28	0	0	1.00%	8.4%	12/31/2021	1.28	0	0	0.75%	8.7%
12/31/2020	1.17	0	0	1.25%	12.1%	12/31/2020	1.18	0	0	1.00%	12.4%	12/31/2020	1.18	0	0	0.75%	12.7%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.8%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	13.3%	12/31/2023	$1.23	0	$0	0.25%	13.6%	12/31/2023	$1.24	0	$0	0.00%	13.9%
12/31/2022	1.07	0	0	0.50%	-17.0%	12/31/2022	1.08	0	0	0.25%	-16.8%	12/31/2022	1.09	0	0	0.00%	-16.6%
12/31/2021	1.29	0	0	0.50%	9.0%	12/31/2021	1.30	0	0	0.25%	9.2%	12/31/2021	1.31	0	0	0.00%	9.5%
12/31/2020	1.19	0	0	0.50%	13.0%	12/31/2020	1.19	0	0	0.25%	13.3%	12/31/2020	1.19	0	0	0.00%	13.6%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	2.7%
2021	2.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,341	$30,001	1,708
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$32,320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,320	26,535	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$32,320	26,535

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$703
Mortality & expense charges			(320)
Net investment income (loss)			383

Gain (loss) on investments:
Net realized gain (loss)			272
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,628
Net gain (loss)			2,900

Increase (decrease) in net assets from operations			$3,283

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$383	$(732)
Net realized gain (loss)		272	28,094
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,628	(52,708)

Increase (decrease) in net assets from operations		3,283	(25,346)

Contract owner transactions:
Proceeds from units sold		16,314	47,117
Cost of units redeemed		(5,155)	(296,836)
Account charges		(140)	(71)
Increase (decrease)		11,019	(249,790)
Net increase (decrease)		14,302	(275,136)
Net assets, beginning		18,018	293,154
Net assets, ending		$32,320	$18,018

Units sold		14,368	43,810
Units redeemed		(4,649)	(251,749)
Net increase (decrease)		9,719	(207,939)
Units outstanding, beginning		16,816	224,755
Units outstanding, ending		26,535	16,816

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$297,437
Cost of units redeemed/account charges			(302,202)
Net investment income (loss)			2,331
Net realized gain (loss)			29,026
Realized gain distributions			3,388
Net change in unrealized appreciation (depreciation)			2,340
Net assets			$32,320
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	27	$32	1.25%	13.7%	12/31/2023	$1.23	0	$0	1.00%	14.0%	12/31/2023	$1.24	0	$0	0.75%	14.2%
12/31/2022	1.07	17	18	1.25%	-17.9%	12/31/2022	1.08	0	0	1.00%	-17.6%	12/31/2022	1.09	0	0	0.75%	-17.4%
12/31/2021	1.30	225	293	1.25%	9.5%	12/31/2021	1.31	0	0	1.00%	9.7%	12/31/2021	1.32	0	0	0.75%	10.0%
12/31/2020	1.19	224	267	1.25%	12.9%	12/31/2020	1.20	0	0	1.00%	13.2%	12/31/2020	1.20	0	0	0.75%	13.5%
12/31/2019	1.06	0	0	1.25%	5.5%	12/31/2019	1.06	0	0	1.00%	5.6%	12/31/2019	1.06	0	0	0.75%	5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	14.5%	12/31/2023	$1.27	0	$0	0.25%	14.8%	12/31/2023	$1.28	0	$0	0.00%	15.1%
12/31/2022	1.10	0	0	0.50%	-17.2%	12/31/2022	1.11	0	0	0.25%	-17.0%	12/31/2022	1.12	0	0	0.00%	-16.8%
12/31/2021	1.33	0	0	0.50%	10.3%	12/31/2021	1.33	0	0	0.25%	10.6%	12/31/2021	1.34	0	0	0.00%	10.8%
12/31/2020	1.20	0	0	0.50%	13.8%	12/31/2020	1.21	0	0	0.25%	14.0%	12/31/2020	1.21	0	0	0.00%	14.3%
12/31/2019	1.06	0	0	0.50%	5.8%	12/31/2019	1.06	0	0	0.25%	5.8%	12/31/2019	1.06	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.2%
2021	1.6%
2020	2.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$404,063	$373,583	18,792
Receivables: investments sold	163
Payables: investments purchased	-
Net assets	$404,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$404,226	313,486	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$404,226	313,486

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,248
Mortality & expense charges			(4,154)
Net investment income (loss)			4,094

Gain (loss) on investments:
Net realized gain (loss)			474
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			44,959
Net gain (loss)			45,433

Increase (decrease) in net assets from operations			$49,527

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,094	$2,681
Net realized gain (loss)		474	(3,971)
Realized gain distributions		-	89
Net change in unrealized appreciation (depreciation)		44,959	(17,055)

Increase (decrease) in net assets from operations		49,527	(18,256)

Contract owner transactions:
Proceeds from units sold		104,607	359,275
Cost of units redeemed		(11,446)	(173,808)
Account charges		(911)	(528)
Increase (decrease)		92,250	184,939
Net increase (decrease)		141,777	166,683
Net assets, beginning		262,449	95,766
Net assets, ending		$404,226	$262,449

Units sold		87,912	323,064
Units redeemed		(10,128)	(157,351)
Net increase (decrease)		77,784	165,713
Units outstanding, beginning		235,702	69,989
Units outstanding, ending		313,486	235,702

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$556,132
Cost of units redeemed/account charges			(186,693)
Net investment income (loss)			7,536
Net realized gain (loss)			(3,484)
Realized gain distributions			255
Net change in unrealized appreciation (depreciation)			30,480
Net assets			$404,226
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	313	$404	1.25%	15.8%	12/31/2023	$1.30	0	$0	1.00%	16.1%	12/31/2023	$1.32	0	$0	0.75%	16.4%
12/31/2022	1.11	236	262	1.25%	-18.6%	12/31/2022	1.12	0	0	1.00%	-18.4%	12/31/2022	1.13	0	0	0.75%	-18.2%
12/31/2021	1.37	70	96	1.25%	12.3%	12/31/2021	1.38	0	0	1.00%	12.6%	12/31/2021	1.38	0	0	0.75%	12.9%
12/31/2020	1.22	0	0	1.25%	14.1%	12/31/2020	1.22	0	0	1.00%	14.4%	12/31/2020	1.23	0	0	0.75%	14.7%
12/31/2019	1.07	0	0	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	16.7%	12/31/2023	$1.35	0	$0	0.25%	17.0%	12/31/2023	$1.36	0	$0	0.00%	17.3%
12/31/2022	1.14	0	0	0.50%	-18.0%	12/31/2022	1.15	0	0	0.25%	-17.8%	12/31/2022	1.16	0	0	0.00%	-17.6%
12/31/2021	1.39	0	0	0.50%	13.2%	12/31/2021	1.40	0	0	0.25%	13.4%	12/31/2021	1.41	0	0	0.00%	13.7%
12/31/2020	1.23	0	0	0.50%	14.9%	12/31/2020	1.23	0	0	0.25%	15.2%	12/31/2020	1.24	0	0	0.00%	15.5%
12/31/2019	1.07	0	0	0.50%	7.0%	12/31/2019	1.07	0	0	0.25%	7.1%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.7%
2021	2.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,542	$3,319	159
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$3,541

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,541	2,630	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$3,541	2,630

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$65
Mortality & expense charges			(40)
Net investment income (loss)			25

Gain (loss) on investments:
Net realized gain (loss)			125
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			232
Net gain (loss)			357

Increase (decrease) in net assets from operations			$382

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25	$19
Net realized gain (loss)		125	(83)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		232	(12)

Increase (decrease) in net assets from operations		382	(76)

Contract owner transactions:
Proceeds from units sold		4,269	1,826
Cost of units redeemed		(2,399)	(732)
Account charges		(61)	(177)
Increase (decrease)		1,809	917
Net increase (decrease)		2,191	841
Net assets, beginning		1,350	509
Net assets, ending		$3,541	$1,350

Units sold		3,462	1,602
Units redeemed		(2,014)	(780)
Net increase (decrease)		1,448	822
Units outstanding, beginning		1,182	360
Units outstanding, ending		2,630	1,182

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,978
Cost of units redeemed/account charges			(3,746)
Net investment income (loss)			51
Net realized gain (loss)			35
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			223
Net assets			$3,541
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	3	$4	1.25%	17.9%	12/31/2023	$1.36	0	$0	1.00%	18.2%	12/31/2023	$1.38	0	$0	0.75%	18.5%
12/31/2022	1.14	1	1	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	0	1	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	18.8%	12/31/2023	$1.41	0	$0	0.25%	19.1%	12/31/2023	$1.42	0	$0	0.00%	19.4%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.26	0	0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.7%
2021	2.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,252	$9,434	442
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$10,245

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,245	7,577	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$10,245	7,577

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$190
Mortality & expense charges			(69)
Net investment income (loss)			121

Gain (loss) on investments:
Net realized gain (loss)			25
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			846
Net gain (loss)			871

Increase (decrease) in net assets from operations			$992

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$121	$24
Net realized gain (loss)		25	158
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		846	(424)

Increase (decrease) in net assets from operations		992	(242)

Contract owner transactions:
Proceeds from units sold		7,884	1,782
Cost of units redeemed		(589)	(1,450)
Account charges		(71)	(2)
Increase (decrease)		7,224	330
Net increase (decrease)		8,216	88
Net assets, beginning		2,029	1,941
Net assets, ending		$10,245	$2,029

Units sold		6,356	1,565
Units redeemed		(556)	(1,161)
Net increase (decrease)		5,800	404
Units outstanding, beginning		1,777	1,373
Units outstanding, ending		7,577	1,777

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$84,706
Cost of units redeemed/account charges			(81,778)
Net investment income (loss)			(92)
Net realized gain (loss)			6,579
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			818
Net assets			$10,245
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	8	$10	1.25%	18.4%	12/31/2023	$1.37	0	$0	1.00%	18.7%	12/31/2023	$1.38	0	$0	0.75%	19.0%
12/31/2022	1.14	2	2	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	1	2	1.25%	14.5%	12/31/2021	1.42	0	0	1.00%	14.8%	12/31/2021	1.43	0	0	0.75%	15.1%
12/31/2020	1.23	1	2	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	19.3%	12/31/2023	$1.41	0	$0	0.25%	19.6%	12/31/2023	$1.43	0	$0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.4%	12/31/2021	1.45	0	0	0.25%	15.7%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.8%	12/31/2020	1.25	0	0	0.25%	16.1%	12/31/2020	1.25	0	0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	1.9%
2021	1.6%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,237	$18,700	870
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$20,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,222	14,954	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$20,222	14,954

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$372
Mortality & expense charges			(137)
Net investment income (loss)			235

Gain (loss) on investments:
Net realized gain (loss)			249
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,643
Net gain (loss)			1,892

Increase (decrease) in net assets from operations			$2,127

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$235	$76
Net realized gain (loss)		249	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,643	(106)

Increase (decrease) in net assets from operations		2,127	(31)

Contract owner transactions:
Proceeds from units sold		15,848	4,573
Cost of units redeemed		(2,233)	-
Account charges		(59)	(3)
Increase (decrease)		13,556	4,570
Net increase (decrease)		15,683	4,539
Net assets, beginning		4,539	-
Net assets, ending		$20,222	$4,539

Units sold		12,741	3,978
Units redeemed		(1,762)	(3)
Net increase (decrease)		10,979	3,975
Units outstanding, beginning		3,975	-
Units outstanding, ending		14,954	3,975

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$208,394
Cost of units redeemed/account charges			(231,637)
Net investment income (loss)			1,129
Net realized gain (loss)			40,224
Realized gain distributions			575
Net change in unrealized appreciation (depreciation)			1,537
Net assets			$20,222
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	15	$20	1.25%	18.4%	12/31/2023	$1.37	0	$0	1.00%	18.7%	12/31/2023	$1.38	0	$0	0.75%	19.0%
12/31/2022	1.14	4	5	1.25%	-19.3%	12/31/2022	1.15	0	0	1.00%	-19.1%	12/31/2022	1.16	0	0	0.75%	-18.9%
12/31/2021	1.41	0	0	1.25%	14.5%	12/31/2021	1.42	0	0	1.00%	14.8%	12/31/2021	1.43	0	0	0.75%	15.1%
12/31/2020	1.24	153	189	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	19.3%	12/31/2023	$1.41	0	$0	0.25%	19.6%	12/31/2023	$1.43	0	$0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.7%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.25	0	0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	3.8%
2021	0.0%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$129,015	$117,963	6,756
Receivables: investments sold	-
Payables: investments purchased	(39)
Net assets	$128,976

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$128,976	95,368	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$128,976	95,368

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,407
Mortality & expense charges			(1,102)
Net investment income (loss)			1,305

Gain (loss) on investments:
Net realized gain (loss)			26
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,221
Net gain (loss)			14,247

Increase (decrease) in net assets from operations			$15,552

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,305	$651
Net realized gain (loss)		26	(225)
Realized gain distributions		-	13
Net change in unrealized appreciation (depreciation)		14,221	(4,671)

Increase (decrease) in net assets from operations		15,552	(4,232)

Contract owner transactions:
Proceeds from units sold		56,031	61,030
Cost of units redeemed		-	(18,899)
Account charges		(268)	(157)
Increase (decrease)		55,763	41,974
Net increase (decrease)		71,315	37,742
Net assets, beginning		57,661	19,919
Net assets, ending		$128,976	$57,661

Units sold		45,071	53,565
Units redeemed		(211)	(17,148)
Net increase (decrease)		44,860	36,417
Units outstanding, beginning		50,508	14,091
Units outstanding, ending		95,368	50,508

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$135,189
Cost of units redeemed/account charges			(19,324)
Net investment income (loss)			2,156
Net realized gain (loss)			(173)
Realized gain distributions			76
Net change in unrealized appreciation (depreciation)			11,052
Net assets			$128,976
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	95	$129	1.25%	18.5%	12/31/2023	$1.37	0	$0	1.00%	18.8%	12/31/2023	$1.38	0	$0	0.75%	19.1%
12/31/2022	1.14	51	58	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	14	20	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	4	5	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	19.4%	12/31/2023	$1.41	0	$0	0.25%	19.6%	12/31/2023	$1.43	0	$0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.25	0	0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.8%
2021	2.4%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$143,276	$139,507	8,861
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$143,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$143,297	106,004	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$143,297	106,004

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,652
Mortality & expense charges			(1,417)
Net investment income (loss)			1,235

Gain (loss) on investments:
Net realized gain (loss)			(482)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,724
Net gain (loss)			18,242

Increase (decrease) in net assets from operations			$19,477

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,235	$736
Net realized gain (loss)		(482)	(102)
Realized gain distributions		-	48
Net change in unrealized appreciation (depreciation)		18,724	(15,988)

Increase (decrease) in net assets from operations		19,477	(15,306)

Contract owner transactions:
Proceeds from units sold		37,204	30,553
Cost of units redeemed		(3,545)	(10)
Account charges		(186)	(9)
Increase (decrease)		33,473	30,534
Net increase (decrease)		52,950	15,228
Net assets, beginning		90,347	75,119
Net assets, ending		$143,297	$90,347

Units sold		29,969	26,696
Units redeemed		(3,112)	(708)
Net increase (decrease)		26,857	25,988
Units outstanding, beginning		79,147	53,159
Units outstanding, ending		106,004	79,147

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$161,879
Cost of units redeemed/account charges			(31,995)
Net investment income (loss)			2,721
Net realized gain (loss)			6,606
Realized gain distributions			317
Net change in unrealized appreciation (depreciation)			3,769
Net assets			$143,297
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	106	$143	1.25%	18.4%	12/31/2023	$1.37	0	$0	1.00%	18.7%	12/31/2023	$1.38	0	$0	0.75%	19.0%
12/31/2022	1.14	79	90	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	53	75	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.23	24	29	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.2%	12/31/2020	1.24	0	0	0.75%	15.5%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	19.3%	12/31/2023	$1.41	0	$0	0.25%	19.6%	12/31/2023	$1.43	0	$0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.8%	12/31/2020	1.25	0	0	0.25%	16.1%	12/31/2020	1.25	0	0	0.00%	16.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	2.0%
2021	2.2%
2020	2.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,959	$14,846	1,219
Receivables: investments sold	-
Payables: investments purchased	(13)
Net assets	$15,946

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,946	11,786	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$15,946	11,786

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$282
Mortality & expense charges			(124)
Net investment income (loss)			158

Gain (loss) on investments:
Net realized gain (loss)			724
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,225
Net gain (loss)			1,949

Increase (decrease) in net assets from operations			$2,107

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$158	$81
Net realized gain (loss)		724	(2)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,225	(112)

Increase (decrease) in net assets from operations		2,107	(33)

Contract owner transactions:
Proceeds from units sold		14,722	5,259
Cost of units redeemed		(5,980)	-
Account charges		(126)	(3)
Increase (decrease)		8,616	5,256
Net increase (decrease)		10,723	5,223
Net assets, beginning		5,223	-
Net assets, ending		$15,946	$5,223

Units sold		11,861	4,574
Units redeemed		(4,647)	(2)
Net increase (decrease)		7,214	4,572
Units outstanding, beginning		4,572	-
Units outstanding, ending		11,786	4,572

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$19,981
Cost of units redeemed/account charges			(6,109)
Net investment income (loss)			239
Net realized gain (loss)			722
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,113
Net assets			$15,946
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	12	$16	1.25%	18.4%	12/31/2023	$1.37	0	$0	1.00%	18.7%	12/31/2023	$1.38	0	$0	0.75%	19.0%
12/31/2022	1.14	5	5	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.16	0	0	0.75%	-18.8%
12/31/2021	1.41	0	0	1.25%	14.4%	12/31/2021	1.42	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	15.0%	12/31/2020	1.24	0	0	1.00%	15.3%	12/31/2020	1.24	0	0	0.75%	15.6%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.5%	12/31/2019	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	19.3%	12/31/2023	$1.41	0	$0	0.25%	19.6%	12/31/2023	$1.43	0	$0	0.00%	19.9%
12/31/2022	1.17	0	0	0.50%	-18.6%	12/31/2022	1.18	0	0	0.25%	-18.4%	12/31/2022	1.19	0	0	0.00%	-18.2%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.45	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	15.9%	12/31/2020	1.25	0	0	0.25%	16.2%	12/31/2020	1.26	0	0	0.00%	16.5%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	3.7%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Inflation-Protected Bond Index Fund - 06-3WK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$186,855	$193,387	21,281
Receivables: investments sold	5,530
Payables: investments purchased	-
Net assets	$192,385

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$156,434	147,659	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	35,951	32,006	1.12
Total	$192,385	179,665

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,413
Mortality & expense charges			(2,143)
Net investment income (loss)			4,270

Gain (loss) on investments:
Net realized gain (loss)			(11,813)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,597
Net gain (loss)			784

Increase (decrease) in net assets from operations			$5,054

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,270	$9,606
Net realized gain (loss)		(11,813)	(9,660)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,597	(19,945)

Increase (decrease) in net assets from operations		5,054	(19,999)

Contract owner transactions:
Proceeds from units sold		123,926	2,604,325
Cost of units redeemed		(126,110)	(2,484,322)
Account charges		(751)	(2,389)
Increase (decrease)		(2,935)	117,614
Net increase (decrease)		2,119	97,615
Net assets, beginning		190,266	92,651
Net assets, ending		$192,385	$190,266

Units sold		252,439	2,431,869
Units redeemed		(256,848)	(2,325,655)
Net increase (decrease)		(4,409)	106,214
Units outstanding, beginning		184,074	77,860
Units outstanding, ending		179,665	184,074

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,150,584
Cost of units redeemed/account charges			(2,950,281)
Net investment income (loss)			16,039
Net realized gain (loss)			(17,641)
Realized gain distributions			216
Net change in unrealized appreciation (depreciation)			(6,532)
Net assets			$192,385
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	148	$156	1.25%	2.5%	12/31/2023	$1.07	0	$0	1.00%	2.8%	12/31/2023	$1.08	0	$0	0.75%	3.0%
12/31/2022	1.03	184	190	1.25%	-13.1%	12/31/2022	1.04	0	0	1.00%	-12.9%	12/31/2022	1.05	0	0	0.75%	-12.7%
12/31/2021	1.19	78	93	1.25%	4.6%	12/31/2021	1.20	0	0	1.00%	4.9%	12/31/2021	1.21	0	0	0.75%	5.1%
12/31/2020	1.14	19	22	1.25%	9.5%	12/31/2020	1.14	0	0	1.00%	9.8%	12/31/2020	1.15	0	0	0.75%	10.1%
12/31/2019	1.04	0	0	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	3.3%	12/31/2023	$1.11	0	$0	0.25%	3.5%	12/31/2023	$1.12	32	$36	0.00%	3.8%
12/31/2022	1.06	0	0	0.50%	-12.5%	12/31/2022	1.07	0	0	0.25%	-12.3%	12/31/2022	1.08	0	0	0.00%	-12.0%
12/31/2021	1.21	0	0	0.50%	5.4%	12/31/2021	1.22	0	0	0.25%	5.7%	12/31/2021	1.23	0	0	0.00%	5.9%
12/31/2020	1.15	0	0	0.50%	10.3%	12/31/2020	1.16	0	0	0.25%	10.6%	12/31/2020	1.16	0	0	0.00%	10.9%
12/31/2019	1.04	0	0	0.50%	4.4%	12/31/2019	1.05	0	0	0.25%	4.6%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.4%
2022	9.0%
2021	7.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Total International Index Fund - 06-3WH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$992,692	$925,026	82,243
Receivables: investments sold	88,808
Payables: investments purchased	-
Net assets	$1,081,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,081,500	910,445	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$1,081,500	910,445

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28,391
Mortality & expense charges			(11,153)
Net investment income (loss)			17,238

Gain (loss) on investments:
Net realized gain (loss)			7,182
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			95,459
Net gain (loss)			102,641

Increase (decrease) in net assets from operations			$119,879

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,238	$10,357
Net realized gain (loss)		7,182	2,214
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		95,459	(137,203)

Increase (decrease) in net assets from operations		119,879	(124,632)

Contract owner transactions:
Proceeds from units sold		356,603	307,432
Cost of units redeemed		(166,308)	(85,185)
Account charges		(1,504)	(1,243)
Increase (decrease)		188,791	221,004
Net increase (decrease)		308,670	96,372
Net assets, beginning		772,830	676,458
Net assets, ending		$1,081,500	$772,830

Units sold		316,314	287,452
Units redeemed		(148,031)	(82,421)
Net increase (decrease)		168,283	205,031
Units outstanding, beginning		742,162	537,131
Units outstanding, ending		910,445	742,162

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,428,360
Cost of units redeemed/account charges			(479,066)
Net investment income (loss)			46,196
Net realized gain (loss)			18,344
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			67,666
Net assets			$1,081,500
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	910	$1,082	1.25%	14.1%	12/31/2023	$1.20	0	$0	1.00%	14.4%	12/31/2023	$1.22	0	$0	0.75%	14.6%
12/31/2022	1.04	742	773	1.25%	-17.3%	12/31/2022	1.05	0	0	1.00%	-17.1%	12/31/2022	1.06	0	0	0.75%	-16.9%
12/31/2021	1.26	537	676	1.25%	7.1%	12/31/2021	1.27	0	0	1.00%	7.4%	12/31/2021	1.28	0	0	0.75%	7.7%
12/31/2020	1.18	408	479	1.25%	9.7%	12/31/2020	1.18	0	0	1.00%	10.0%	12/31/2020	1.19	0	0	0.75%	10.2%
12/31/2019	1.07	208	223	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	14.9%	12/31/2023	$1.24	0	$0	0.25%	15.2%	12/31/2023	$1.26	0	$0	0.00%	15.5%
12/31/2022	1.07	0	0	0.50%	-16.7%	12/31/2022	1.08	0	0	0.25%	-16.5%	12/31/2022	1.09	0	0	0.00%	-16.3%
12/31/2021	1.29	0	0	0.50%	7.9%	12/31/2021	1.29	0	0	0.25%	8.2%	12/31/2021	1.30	0	0	0.00%	8.5%
12/31/2020	1.19	0	0	0.50%	10.5%	12/31/2020	1.20	0	0	0.25%	10.8%	12/31/2020	1.20	0	0	0.00%	11.1%
12/31/2019	1.08	0	0	0.50%	7.7%	12/31/2019	1.08	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.6%
2021	2.9%
2020	2.5%
2019	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity US Sustainability Index Fund - 06-3X3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$430,972	$355,631	21,146
Receivables: investments sold	18,396
Payables: investments purchased	-
Net assets	$449,368

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$449,368	253,244	$1.77
Band 100	-	-	1.79
Band 75	-	-	1.82
Band 50	-	-	1.84
Band 25	-	-	1.86
Band 0	-	-	1.88
Total	$449,368	253,244

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,742
Mortality & expense charges			(4,514)
Net investment income (loss)			228

Gain (loss) on investments:
Net realized gain (loss)			1,377
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			86,708
Net gain (loss)			88,085

Increase (decrease) in net assets from operations			$88,313

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$228	$1,452
Net realized gain (loss)		1,377	(280)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		86,708	(14,982)

Increase (decrease) in net assets from operations		88,313	(13,810)

Contract owner transactions:
Proceeds from units sold		76,053	367,069
Cost of units redeemed		(17,539)	(86,288)
Account charges		(531)	(106)
Increase (decrease)		57,983	280,675
Net increase (decrease)		146,296	266,865
Net assets, beginning		303,072	36,207
Net assets, ending		$449,368	$303,072

Units sold		46,739	260,898
Units redeemed		(11,161)	(63,707)
Net increase (decrease)		35,578	197,191
Units outstanding, beginning		217,666	20,475
Units outstanding, ending		253,244	217,666

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$477,163
Cost of units redeemed/account charges			(106,139)
Net investment income (loss)			1,766
Net realized gain (loss)			1,179
Realized gain distributions			58
Net change in unrealized appreciation (depreciation)			75,341
Net assets			$449,368
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	253	$449	1.25%	27.4%	12/31/2023	$1.79	0	$0	1.00%	27.8%	12/31/2023	$1.82	0	$0	0.75%	28.1%
12/31/2022	1.39	218	303	1.25%	-21.3%	12/31/2022	1.40	0	0	1.00%	-21.1%	12/31/2022	1.42	0	0	0.75%	-20.9%
12/31/2021	1.77	20	36	1.25%	29.9%	12/31/2021	1.78	0	0	1.00%	30.3%	12/31/2021	1.79	0	0	0.75%	30.6%
12/31/2020	1.36	0	0	1.25%	17.2%	12/31/2020	1.37	0	0	1.00%	17.5%	12/31/2020	1.37	0	0	0.75%	17.8%
12/31/2019	1.16	0	0	1.25%	16.1%	12/31/2019	1.16	0	0	1.00%	16.3%	12/31/2019	1.16	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.84	0	$0	0.50%	28.4%	12/31/2023	$1.86	0	$0	0.25%	28.7%	12/31/2023	$1.88	0	$0	0.00%	29.0%
12/31/2022	1.43	0	0	0.50%	-20.7%	12/31/2022	1.44	0	0	0.25%	-20.5%	12/31/2022	1.46	0	0	0.00%	-20.3%
12/31/2021	1.80	0	0	0.50%	30.9%	12/31/2021	1.81	0	0	0.25%	31.2%	12/31/2021	1.83	0	0	0.00%	31.6%
12/31/2020	1.38	0	0	0.50%	18.1%	12/31/2020	1.38	0	0	0.25%	18.4%	12/31/2020	1.39	0	0	0.00%	18.7%
12/31/2019	1.17	0	0	0.50%	16.6%	12/31/2019	1.17	0	0	0.25%	16.8%	12/31/2019	1.17	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.5%
2021	1.5%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Emerging Markets Index Fund - 06-3WN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,155,428	$1,172,547	114,800
Receivables: investments sold	-
Payables: investments purchased	(1,683)
Net assets	$1,153,745

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,153,745	1,155,898	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$1,153,745	1,155,898

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28,949
Mortality & expense charges			(13,605)
Net investment income (loss)			15,344

Gain (loss) on investments:
Net realized gain (loss)			(45,150)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			114,807
Net gain (loss)			69,657

Increase (decrease) in net assets from operations			$85,001

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,344	$16,315
Net realized gain (loss)		(45,150)	(55,165)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		114,807	(95,850)

Increase (decrease) in net assets from operations		85,001	(134,700)

Contract owner transactions:
Proceeds from units sold		2,512,277	1,454,171
Cost of units redeemed		(2,500,976)	(980,538)
Account charges		(3,232)	(1,964)
Increase (decrease)		8,069	471,669
Net increase (decrease)		93,070	336,969
Net assets, beginning		1,060,675	723,706
Net assets, ending		$1,153,745	$1,060,675

Units sold		2,635,404	1,536,087
Units redeemed		(2,628,697)	(1,005,878)
Net increase (decrease)		6,707	530,209
Units outstanding, beginning		1,149,191	618,982
Units outstanding, ending		1,155,898	1,149,191

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,082,947
Cost of units redeemed/account charges			(3,868,784)
Net investment income (loss)			38,584
Net realized gain (loss)			(81,883)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(17,119)
Net assets			$1,153,745
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	1,156	$1,154	1.25%	8.1%	12/31/2023	$1.01	0	$0	1.00%	8.4%	12/31/2023	$1.02	0	$0	0.75%	8.7%
12/31/2022	0.92	1,149	1,061	1.25%	-21.1%	12/31/2022	0.93	0	0	1.00%	-20.9%	12/31/2022	0.94	0	0	0.75%	-20.7%
12/31/2021	1.17	619	724	1.25%	-4.2%	12/31/2021	1.18	0	0	1.00%	-4.0%	12/31/2021	1.19	0	0	0.75%	-3.8%
12/31/2020	1.22	148	181	1.25%	16.4%	12/31/2020	1.23	0	0	1.00%	16.7%	12/31/2020	1.23	0	0	0.75%	16.9%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.1%	12/31/2019	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	0.50%	9.0%	12/31/2023	$1.05	0	$0	0.25%	9.2%	12/31/2023	$1.06	0	$0	0.00%	9.5%
12/31/2022	0.95	0	0	0.50%	-20.5%	12/31/2022	0.96	0	0	0.25%	-20.3%	12/31/2022	0.97	0	0	0.00%	-20.1%
12/31/2021	1.19	0	0	0.50%	-3.5%	12/31/2021	1.20	0	0	0.25%	-3.3%	12/31/2021	1.21	0	0	0.00%	-3.0%
12/31/2020	1.24	0	0	0.50%	17.2%	12/31/2020	1.24	0	0	0.25%	17.5%	12/31/2020	1.25	0	0	0.00%	17.8%
12/31/2019	1.05	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.8%
2021	2.4%
2020	3.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Intl RealEstate Z Class - 06-4G4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,715	$10,277	757
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$7,718

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,718	8,645	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.93
Band 0	-	-	0.94
Total	$7,718	8,645

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$160
Mortality & expense charges			(91)
Net investment income (loss)			69

Gain (loss) on investments:
Net realized gain (loss)			(31)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			193
Net gain (loss)			162

Increase (decrease) in net assets from operations			$231

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$69	$(212)
Net realized gain (loss)		(31)	(12,966)
Realized gain distributions		-	1,161
Net change in unrealized appreciation (depreciation)		193	(1,015)

Increase (decrease) in net assets from operations		231	(13,032)

Contract owner transactions:
Proceeds from units sold		180	888
Cost of units redeemed		-	(20,907)
Account charges		-	-
Increase (decrease)		180	(20,019)
Net increase (decrease)		411	(33,051)
Net assets, beginning		7,307	40,358
Net assets, ending		$7,718	$7,307

Units sold		212	904
Units redeemed		-	(26,236)
Net increase (decrease)		212	(25,332)
Units outstanding, beginning		8,433	33,765
Units outstanding, ending		8,645	8,433

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$215,457
Cost of units redeemed/account charges			(191,895)
Net investment income (loss)			1,053
Net realized gain (loss)			(16,172)
Realized gain distributions			1,837
Net change in unrealized appreciation (depreciation)			(2,562)
Net assets			$7,718
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.89	9	$8	1.25%	3.0%	12/31/2023	$0.90	0	$0	1.00%	3.3%	12/31/2023	$0.91	0	$0	0.75%	3.5%
12/31/2022	0.87	8	7	1.25%	-27.5%	12/31/2022	0.87	0	0	1.00%	-27.3%	12/31/2022	0.88	0	0	0.75%	-27.1%
12/31/2021	1.20	34	40	1.25%	10.7%	12/31/2021	1.20	0	0	1.00%	10.9%	12/31/2021	1.21	0	0	0.75%	11.2%
12/31/2020	1.08	0	0	1.25%	4.5%	12/31/2020	1.08	0	0	1.00%	4.8%	12/31/2020	1.09	0	0	0.75%	5.0%
12/31/2019	1.03	0	0	1.25%	3.3%	12/31/2019	1.03	0	0	1.00%	3.4%	12/31/2019	1.03	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	0	$0	0.50%	3.8%	12/31/2023	$0.93	0	$0	0.25%	4.1%	12/31/2023	$0.94	0	$0	0.00%	4.3%
12/31/2022	0.89	0	0	0.50%	-27.0%	12/31/2022	0.89	0	0	0.25%	-26.8%	12/31/2022	0.90	0	0	0.00%	-26.6%
12/31/2021	1.21	0	0	0.50%	11.5%	12/31/2021	1.22	0	0	0.25%	11.8%	12/31/2021	1.23	0	0	0.00%	12.0%
12/31/2020	1.09	0	0	0.50%	5.3%	12/31/2020	1.09	0	0	0.25%	5.6%	12/31/2020	1.09	0	0	0.00%	5.8%
12/31/2019	1.03	0	0	0.50%	3.4%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	0.7%
2021	7.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Extended Market Index Fund - 06-3WJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,172,962	$8,859,301	144,035
Receivables: investments sold	70,465
Payables: investments purchased	-
Net assets	$11,243,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,243,427	8,094,189	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$11,243,427	8,094,189

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$132,681
Mortality & expense charges			(129,780)
Net investment income (loss)			2,901

Gain (loss) on investments:
Net realized gain (loss)			208,124
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,034,690
Net gain (loss)			2,242,814

Increase (decrease) in net assets from operations			$2,245,715

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,901	$95,694
Net realized gain (loss)		208,124	(35,728)
Realized gain distributions		-	906
Net change in unrealized appreciation (depreciation)		2,034,690	272,861

Increase (decrease) in net assets from operations		2,245,715	333,733

Contract owner transactions:
Proceeds from units sold		924,371	9,754,377
Cost of units redeemed		(1,708,594)	(555,632)
Account charges		(8)	-
Increase (decrease)		(784,231)	9,198,745
Net increase (decrease)		1,461,484	9,532,478
Net assets, beginning		9,781,943	249,465
Net assets, ending		$11,243,427	$9,781,943

Units sold		753,647	9,039,488
Units redeemed		(1,378,925)	(481,587)
Net increase (decrease)		(625,278)	8,557,901
Units outstanding, beginning		8,719,467	161,566
Units outstanding, ending		8,094,189	8,719,467

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,930,499
Cost of units redeemed/account charges			(2,281,970)
Net investment income (loss)			99,824
Net realized gain (loss)			175,418
Realized gain distributions			5,995
Net change in unrealized appreciation (depreciation)			2,313,661
Net assets			$11,243,427
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	8,094	$11,243	1.25%	23.8%	12/31/2023	$1.41	0	$0	1.00%	24.1%	12/31/2023	$1.42	0	$0	0.75%	24.4%
12/31/2022	1.12	8,719	9,782	1.25%	-27.3%	12/31/2022	1.13	0	0	1.00%	-27.2%	12/31/2022	1.14	0	0	0.75%	-27.0%
12/31/2021	1.54	162	249	1.25%	11.0%	12/31/2021	1.55	0	0	1.00%	11.3%	12/31/2021	1.56	0	0	0.75%	11.6%
12/31/2020	1.39	42	59	1.25%	30.5%	12/31/2020	1.40	0	0	1.00%	30.8%	12/31/2020	1.40	0	0	0.75%	31.2%
12/31/2019	1.07	0	0	1.25%	6.6%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	24.7%	12/31/2023	$1.46	0	$0	0.25%	25.1%	12/31/2023	$1.47	0	$0	0.00%	25.4%
12/31/2022	1.15	0	0	0.50%	-26.8%	12/31/2022	1.16	0	0	0.25%	-26.6%	12/31/2022	1.17	0	0	0.00%	-26.4%
12/31/2021	1.58	0	0	0.50%	11.8%	12/31/2021	1.59	0	0	0.25%	12.1%	12/31/2021	1.60	0	0	0.00%	12.4%
12/31/2020	1.41	0	0	0.50%	31.5%	12/31/2020	1.41	0	0	0.25%	31.8%	12/31/2020	1.42	0	0	0.00%	32.2%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.3%	12/31/2019	1.07	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	2.6%
2021	1.5%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Industrials Z Class - 06-4G3 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	1.25%	21.6%	12/31/2023	$1.29	0	$0	1.00%	21.9%	12/31/2023	$1.30	0	$0	0.75%	22.2%
12/31/2022	1.05	0	0	1.25%	-11.4%	12/31/2022	1.06	0	0	1.00%	-11.2%	12/31/2022	1.06	0	0	0.75%	-10.9%
12/31/2021	1.18	0	0	1.25%	15.6%	12/31/2021	1.19	0	0	1.00%	15.9%	12/31/2021	1.20	0	0	0.75%	16.2%
12/31/2020	1.02	0	0	1.25%	10.2%	12/31/2020	1.03	0	0	1.00%	10.5%	12/31/2020	1.03	0	0	0.75%	10.8%
12/31/2019	0.93	0	0	1.25%	-7.1%	12/31/2019	0.93	0	0	1.00%	-7.1%	12/31/2019	0.93	0	0	0.75%	-7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	22.5%	12/31/2023	$1.33	0	$0	0.25%	22.8%	12/31/2023	$1.34	0	$0	0.00%	23.1%
12/31/2022	1.07	0	0	0.50%	-10.7%	12/31/2022	1.08	0	0	0.25%	-10.5%	12/31/2022	1.09	0	0	0.00%	-10.3%
12/31/2021	1.20	0	0	0.50%	16.5%	12/31/2021	1.21	0	0	0.25%	16.8%	12/31/2021	1.21	0	0	0.00%	17.1%
12/31/2020	1.03	0	0	0.50%	11.1%	12/31/2020	1.03	0	0	0.25%	11.3%	12/31/2020	1.04	0	0	0.00%	11.6%
12/31/2019	0.93	0	0	0.50%	-7.1%	12/31/2019	0.93	0	0	0.25%	-7.1%	12/31/2019	0.93	0	0	0.00%	-7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Real Estate Index Fund - 06-3WP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$761,975	$755,783	48,156
Receivables: investments sold	-
Payables: investments purchased	(1,583)
Net assets	$760,392

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$760,392	729,938	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$760,392	729,938

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19,781
Mortality & expense charges			(7,999)
Net investment income (loss)			11,782

Gain (loss) on investments:
Net realized gain (loss)			(13,403)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			72,443
Net gain (loss)			59,040

Increase (decrease) in net assets from operations			$70,822

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,782	$9,224
Net realized gain (loss)		(13,403)	25,566
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		72,443	(190,609)

Increase (decrease) in net assets from operations		70,822	(155,819)

Contract owner transactions:
Proceeds from units sold		223,474	543,738
Cost of units redeemed		(154,057)	(239,153)
Account charges		(1,540)	(939)
Increase (decrease)		67,877	303,646
Net increase (decrease)		138,699	147,827
Net assets, beginning		621,693	473,866
Net assets, ending		$760,392	$621,693

Units sold		238,207	515,204
Units redeemed		(168,074)	(222,323)
Net increase (decrease)		70,133	292,881
Units outstanding, beginning		659,805	366,924
Units outstanding, ending		729,938	659,805

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,327,226
Cost of units redeemed/account charges			(601,414)
Net investment income (loss)			28,565
Net realized gain (loss)			(177)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,192
Net assets			$760,392
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	730	$760	1.25%	10.6%	12/31/2023	$1.05	0	$0	1.00%	10.8%	12/31/2023	$1.07	0	$0	0.75%	11.1%
12/31/2022	0.94	660	622	1.25%	-27.0%	12/31/2022	0.95	0	0	1.00%	-26.9%	12/31/2022	0.96	0	0	0.75%	-26.7%
12/31/2021	1.29	367	474	1.25%	38.9%	12/31/2021	1.30	0	0	1.00%	39.3%	12/31/2021	1.31	0	0	0.75%	39.6%
12/31/2020	0.93	329	306	1.25%	-12.4%	12/31/2020	0.93	0	0	1.00%	-12.2%	12/31/2020	0.94	0	0	0.75%	-12.0%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	11.4%	12/31/2023	$1.09	0	$0	0.25%	11.7%	12/31/2023	$1.10	0	$0	0.00%	11.9%
12/31/2022	0.97	0	0	0.50%	-26.5%	12/31/2022	0.98	0	0	0.25%	-26.3%	12/31/2022	0.99	0	0	0.00%	-26.1%
12/31/2021	1.32	0	0	0.50%	40.0%	12/31/2021	1.33	0	0	0.25%	40.3%	12/31/2021	1.34	0	0	0.00%	40.7%
12/31/2020	0.94	0	0	0.50%	-11.8%	12/31/2020	0.95	0	0	0.25%	-11.5%	12/31/2020	0.95	0	0	0.00%	-11.3%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.9%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	3.0%
2021	1.5%
2020	6.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv China Region Z Inst Class - 06-4N6 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.83
Band 100	-	-	0.84
Band 75	-	-	0.85
Band 50	-	-	0.85
Band 25	-	-	0.86
Band 0	-	-	0.87
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.83	0	$0	1.25%	-1.4%	12/31/2023	$0.84	0	$0	1.00%	-1.1%	12/31/2023	$0.85	0	$0	0.75%	-0.9%
12/31/2022	0.84	0	0	1.25%	-24.7%	12/31/2022	0.85	0	0	1.00%	-24.5%	12/31/2022	0.85	0	0	0.75%	-24.3%
12/31/2021	1.12	0	0	1.25%	-14.4%	12/31/2021	1.12	0	0	1.00%	-14.2%	12/31/2021	1.13	0	0	0.75%	-14.0%
12/31/2020	1.31	0	0	1.25%	30.7%	12/31/2020	1.31	0	0	1.00%	30.9%	12/31/2020	1.31	0	0	0.75%	31.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.85	0	$0	0.50%	-0.6%	12/31/2023	$0.86	0	$0	0.25%	-0.4%	12/31/2023	$0.87	0	$0	0.00%	-0.1%
12/31/2022	0.86	0	0	0.50%	-24.1%	12/31/2022	0.86	0	0	0.25%	-24.0%	12/31/2022	0.87	0	0	0.00%	-23.8%
12/31/2021	1.13	0	0	0.50%	-13.8%	12/31/2021	1.14	0	0	0.25%	-13.6%	12/31/2021	1.14	0	0	0.00%	-13.4%
12/31/2020	1.31	0	0	0.50%	31.2%	12/31/2020	1.31	0	0	0.25%	31.4%	12/31/2020	1.32	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Technology Z Inst Class - 06-4N4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$438,409	$388,001	4,073
Receivables: investments sold	-
Payables: investments purchased	(1,189)
Net assets	$437,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$437,220	255,041	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.79
Total	$437,220	255,041

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,310)
Net investment income (loss)			(4,310)

Gain (loss) on investments:
Net realized gain (loss)			(3,758)
Realized gain distributions			16,302
Net change in unrealized appreciation (depreciation)			130,447
Net gain (loss)			142,991

Increase (decrease) in net assets from operations			$138,681

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,310)	$(1,869)
Net realized gain (loss)		(3,758)	(7,833)
Realized gain distributions		16,302	4,332
Net change in unrealized appreciation (depreciation)		130,447	(63,200)

Increase (decrease) in net assets from operations		138,681	(68,570)

Contract owner transactions:
Proceeds from units sold		202,546	31,524
Cost of units redeemed		(38,658)	(12,315)
Account charges		(1)	-
Increase (decrease)		163,887	19,209
Net increase (decrease)		302,568	(49,361)
Net assets, beginning		134,652	184,013
Net assets, ending		$437,220	$134,652

Units sold		155,497	27,297
Units redeemed		(24,417)	(10,553)
Net increase (decrease)		131,080	16,744
Units outstanding, beginning		123,961	107,217
Units outstanding, ending		255,041	123,961

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$419,325
Cost of units redeemed/account charges			(51,758)
Net investment income (loss)			(6,421)
Net realized gain (loss)			(11,606)
Realized gain distributions			37,272
Net change in unrealized appreciation (depreciation)			50,408
Net assets			$437,220
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	255	$437	1.25%	57.8%	12/31/2023	$1.73	0	$0	1.00%	58.2%	12/31/2023	$1.74	0	$0	0.75%	58.6%
12/31/2022	1.09	124	135	1.25%	-36.7%	12/31/2022	1.09	0	0	1.00%	-36.6%	12/31/2022	1.10	0	0	0.75%	-36.4%
12/31/2021	1.72	107	184	1.25%	26.2%	12/31/2021	1.72	0	0	1.00%	26.5%	12/31/2021	1.73	0	0	0.75%	26.8%
12/31/2020	1.36	0	0	1.25%	36.0%	12/31/2020	1.36	0	0	1.00%	36.2%	12/31/2020	1.36	0	0	0.75%	36.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	0.50%	59.0%	12/31/2023	$1.78	0	$0	0.25%	59.4%	12/31/2023	$1.79	0	$0	0.00%	59.8%
12/31/2022	1.11	0	0	0.50%	-36.2%	12/31/2022	1.11	0	0	0.25%	-36.1%	12/31/2022	1.12	0	0	0.00%	-35.9%
12/31/2021	1.74	0	0	0.50%	27.1%	12/31/2021	1.74	0	0	0.25%	27.4%	12/31/2021	1.75	0	0	0.00%	27.7%
12/31/2020	1.37	0	0	0.50%	36.6%	12/31/2020	1.37	0	0	0.25%	36.7%	12/31/2020	1.37	0	0	0.00%	36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Multi-Asset Index Fund - 06-4N3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,865	$3,677	71
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$3,863

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,863	2,914	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$3,863	2,914

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$75
Mortality & expense charges			(27)
Net investment income (loss)			48

Gain (loss) on investments:
Net realized gain (loss)			73
Realized gain distributions			42
Net change in unrealized appreciation (depreciation)			202
Net gain (loss)			317

Increase (decrease) in net assets from operations			$365

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48	$16
Net realized gain (loss)		73	-
Realized gain distributions		42	10
Net change in unrealized appreciation (depreciation)		202	(14)

Increase (decrease) in net assets from operations		365	12

Contract owner transactions:
Proceeds from units sold		2,576	892
Cost of units redeemed		21	-
Account charges		(3)	-
Increase (decrease)		2,594	892
Net increase (decrease)		2,959	904
Net assets, beginning		904	-
Net assets, ending		$3,863	$904

Units sold		2,114	803
Units redeemed		(3)	-
Net increase (decrease)		2,111	803
Units outstanding, beginning		803	-
Units outstanding, ending		2,914	803

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,468
Cost of units redeemed/account charges			18
Net investment income (loss)			64
Net realized gain (loss)			73
Realized gain distributions			52
Net change in unrealized appreciation (depreciation)			188
Net assets			$3,863
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	3	$4	1.25%	17.8%	12/31/2023	$1.34	0	$0	1.00%	18.1%	12/31/2023	$1.35	0	$0	0.75%	18.4%
12/31/2022	1.13	1	1	1.25%	-19.1%	12/31/2022	1.13	0	0	1.00%	-18.9%	12/31/2022	1.14	0	0	0.75%	-18.7%
12/31/2021	1.39	0	0	1.25%	15.6%	12/31/2021	1.40	0	0	1.00%	15.9%	12/31/2021	1.40	0	0	0.75%	16.2%
12/31/2020	1.20	0	0	1.25%	20.3%	12/31/2020	1.20	0	0	1.00%	20.5%	12/31/2020	1.21	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	18.7%	12/31/2023	$1.37	0	$0	0.25%	19.0%	12/31/2023	$1.39	0	$0	0.00%	19.3%
12/31/2022	1.15	0	0	0.50%	-18.5%	12/31/2022	1.15	0	0	0.25%	-18.3%	12/31/2022	1.16	0	0	0.00%	-18.1%
12/31/2021	1.41	0	0	0.50%	16.5%	12/31/2021	1.41	0	0	0.25%	16.8%	12/31/2021	1.42	0	0	0.00%	17.1%
12/31/2020	1.21	0	0	0.50%	20.8%	12/31/2020	1.21	0	0	0.25%	20.9%	12/31/2020	1.21	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	3.8%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity International Sustainability Index Fund Inst Class - 06-4H6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,859	$123,073	11,448
Receivables: investments sold	88
Payables: investments purchased	-
Net assets	$133,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,947	123,366	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$133,947	123,366

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,432
Mortality & expense charges			(1,286)
Net investment income (loss)			2,146

Gain (loss) on investments:
Net realized gain (loss)			1,459
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,682
Net gain (loss)			10,141

Increase (decrease) in net assets from operations			$12,287

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,146	$1,615
Net realized gain (loss)		1,459	(118)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,682	2,104

Increase (decrease) in net assets from operations		12,287	3,601

Contract owner transactions:
Proceeds from units sold		55,792	75,235
Cost of units redeemed		(9,120)	(3,580)
Account charges		(217)	(51)
Increase (decrease)		46,455	71,604
Net increase (decrease)		58,742	75,205
Net assets, beginning		75,205	-
Net assets, ending		$133,947	$75,205

Units sold		54,103	82,294
Units redeemed		(9,173)	(3,858)
Net increase (decrease)		44,930	78,436
Units outstanding, beginning		78,436	-
Units outstanding, ending		123,366	78,436

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$131,027
Cost of units redeemed/account charges			(12,968)
Net investment income (loss)			3,761
Net realized gain (loss)			1,341
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,786
Net assets			$133,947
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	123	$134	1.25%	13.2%	12/31/2023	$1.10	0	$0	1.00%	13.5%	12/31/2023	$1.11	0	$0	0.75%	13.8%
12/31/2022	0.96	78	75	1.25%	-19.9%	12/31/2022	0.97	0	0	1.00%	-19.7%	12/31/2022	0.97	0	0	0.75%	-19.5%
12/31/2021	1.20	0	0	1.25%	6.3%	12/31/2021	1.20	0	0	1.00%	6.6%	12/31/2021	1.21	0	0	0.75%	6.8%
12/31/2020	1.13	0	0	1.25%	12.6%	12/31/2020	1.13	0	0	1.00%	12.8%	12/31/2020	1.13	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	14.1%	12/31/2023	$1.13	0	$0	0.25%	14.4%	12/31/2023	$1.14	0	$0	0.00%	14.7%
12/31/2022	0.98	0	0	0.50%	-19.3%	12/31/2022	0.99	0	0	0.25%	-19.1%	12/31/2022	0.99	0	0	0.00%	-18.9%
12/31/2021	1.21	0	0	0.50%	7.1%	12/31/2021	1.22	0	0	0.25%	7.4%	12/31/2021	1.22	0	0	0.00%	7.6%
12/31/2020	1.13	0	0	0.50%	13.3%	12/31/2020	1.14	0	0	0.25%	13.5%	12/31/2020	1.14	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	4.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$129,208	$126,714	14,139
Receivables: investments sold	2,857
Payables: investments purchased	-
Net assets	$132,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$132,065	146,451	$0.90
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$132,065	146,451

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,981
Mortality & expense charges			(1,263)
Net investment income (loss)			1,718

Gain (loss) on investments:
Net realized gain (loss)			51
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,859
Net gain (loss)			2,910

Increase (decrease) in net assets from operations			$4,628

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,718	$126
Net realized gain (loss)		51	3
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,859	(365)

Increase (decrease) in net assets from operations		4,628	(236)

Contract owner transactions:
Proceeds from units sold		51,665	80,005
Cost of units redeemed		(2,592)	(1,164)
Account charges		(194)	(47)
Increase (decrease)		48,879	78,794
Net increase (decrease)		53,507	78,558
Net assets, beginning		78,558	-
Net assets, ending		$132,065	$78,558

Units sold		58,950	92,113
Units redeemed		(3,202)	(1,410)
Net increase (decrease)		55,748	90,703
Units outstanding, beginning		90,703	-
Units outstanding, ending		146,451	90,703

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$131,670
Cost of units redeemed/account charges			(3,997)
Net investment income (loss)			1,844
Net realized gain (loss)			54
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,494
Net assets			$132,065
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.90	146	$132	1.25%	4.1%	12/31/2023	$0.91	0	$0	1.00%	4.4%	12/31/2023	$0.92	0	$0	0.75%	4.6%
12/31/2022	0.87	91	79	1.25%	-14.0%	12/31/2022	0.87	0	0	1.00%	-13.8%	12/31/2022	0.88	0	0	0.75%	-13.6%
12/31/2021	1.01	0	0	1.25%	-3.2%	12/31/2021	1.01	0	0	1.00%	-3.0%	12/31/2021	1.02	0	0	0.75%	-2.7%
12/31/2020	1.04	0	0	1.25%	4.0%	12/31/2020	1.04	0	0	1.00%	4.2%	12/31/2020	1.04	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	0.50%	4.9%	12/31/2023	$0.94	0	$0	0.25%	5.2%	12/31/2023	$0.95	0	$0	0.00%	5.4%
12/31/2022	0.88	0	0	0.50%	-13.3%	12/31/2022	0.89	0	0	0.25%	-13.1%	12/31/2022	0.90	0	0	0.00%	-12.9%
12/31/2021	1.02	0	0	0.50%	-2.5%	12/31/2021	1.03	0	0	0.25%	-2.2%	12/31/2021	1.03	0	0	0.00%	-2.0%
12/31/2020	1.05	0	0	0.50%	4.7%	12/31/2020	1.05	0	0	0.25%	4.9%	12/31/2020	1.05	0	0	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Growth Opps Z Inst Class - 06-4RH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,556,504	$3,669,454	23,829
Receivables: investments sold	-
Payables: investments purchased	(116,212)
Net assets	$3,440,292

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,440,292	3,756,852	$0.92
Band 100	-	-	0.92
Band 75	-	-	0.93
Band 50	-	-	0.94
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$3,440,292	3,756,852

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(42,865)
Net investment income (loss)			(42,865)

Gain (loss) on investments:
Net realized gain (loss)			(248,699)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,513,474
Net gain (loss)			1,264,775

Increase (decrease) in net assets from operations			$1,221,910

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42,865)	$(38,146)
Net realized gain (loss)		(248,699)	(208,864)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,513,474	(1,330,311)

Increase (decrease) in net assets from operations		1,221,910	(1,577,321)

Contract owner transactions:
Proceeds from units sold		291,837	1,333,587
Cost of units redeemed		(1,112,536)	(491,783)
Account charges		(3,351)	(3,713)
Increase (decrease)		(824,050)	838,091
Net increase (decrease)		397,860	(739,230)
Net assets, beginning		3,042,432	3,781,662
Net assets, ending		$3,440,292	$3,042,432

Units sold		377,380	1,788,427
Units redeemed		(1,401,249)	(635,767)
Net increase (decrease)		(1,023,869)	1,152,660
Units outstanding, beginning		4,780,721	3,628,061
Units outstanding, ending		3,756,852	4,780,721

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,330,644
Cost of units redeemed/account charges			(2,522,991)
Net investment income (loss)			(85,362)
Net realized gain (loss)			(494,915)
Realized gain distributions			325,866
Net change in unrealized appreciation (depreciation)			(112,950)
Net assets			$3,440,292
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	3,757	$3,440	1.25%	43.9%	12/31/2023	$0.92	0	$0	1.00%	44.3%	12/31/2023	$0.93	0	$0	0.75%	44.6%
12/31/2022	0.64	4,781	3,042	1.25%	-38.9%	12/31/2022	0.64	0	0	1.00%	-38.8%	12/31/2022	0.64	0	0	0.75%	-38.6%
12/31/2021	1.04	3,628	3,782	1.25%	4.2%	12/31/2021	1.04	0	0	1.00%	4.5%	12/31/2021	1.05	0	0	0.75%	4.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	0.50%	45.0%	12/31/2023	$0.94	0	$0	0.25%	45.3%	12/31/2023	$0.95	0	$0	0.00%	45.7%
12/31/2022	0.65	0	0	0.50%	-38.5%	12/31/2022	0.65	0	0	0.25%	-38.3%	12/31/2022	0.65	0	0	0.00%	-38.2%
12/31/2021	1.05	0	0	0.50%	5.0%	12/31/2021	1.05	0	0	0.25%	5.2%	12/31/2021	1.05	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,879	$21,588	725
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$22,860

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,860	23,504	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$22,860	23,504

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$446
Mortality & expense charges			(220)
Net investment income (loss)			226

Gain (loss) on investments:
Net realized gain (loss)			(818)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,702
Net gain (loss)			884

Increase (decrease) in net assets from operations			$1,110

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$226	$(14)
Net realized gain (loss)		(818)	(552)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,702	(126)

Increase (decrease) in net assets from operations		1,110	(692)

Contract owner transactions:
Proceeds from units sold		59,285	20
Cost of units redeemed		(38,970)	(1,751)
Account charges		(62)	-
Increase (decrease)		20,253	(1,731)
Net increase (decrease)		21,363	(2,423)
Net assets, beginning		1,497	3,920
Net assets, ending		$22,860	$1,497

Units sold		65,479	24
Units redeemed		(43,795)	(2,134)
Net increase (decrease)		21,684	(2,110)
Units outstanding, beginning		1,820	3,930
Units outstanding, ending		23,504	1,820

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$63,246
Cost of units redeemed/account charges			(40,783)
Net investment income (loss)			306
Net realized gain (loss)			(1,370)
Realized gain distributions			170
Net change in unrealized appreciation (depreciation)			1,291
Net assets			$22,860
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	24	$23	1.25%	18.3%	12/31/2023	$0.98	0	$0	1.00%	18.6%	12/31/2023	$0.99	0	$0	0.75%	18.9%
12/31/2022	0.82	2	1	1.25%	-17.6%	12/31/2022	0.83	0	0	1.00%	-17.4%	12/31/2022	0.83	0	0	0.75%	-17.2%
12/31/2021	1.00	4	4	1.25%	-0.2%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	19.2%	12/31/2023	$1.00	0	$0	0.25%	19.5%	12/31/2023	$1.00	0	$0	0.00%	19.8%
12/31/2022	0.83	0	0	0.50%	-16.9%	12/31/2022	0.84	0	0	0.25%	-16.7%	12/31/2022	0.84	0	0	0.00%	-16.5%
12/31/2021	1.00	0	0	0.50%	0.2%	12/31/2021	1.00	0	0	0.25%	0.3%	12/31/2021	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	1.0%
2021	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Small Cap Value Z Inst Class - 06-4TT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,741,772	$1,607,846	88,172
Receivables: investments sold	4,045
Payables: investments purchased	-
Net assets	$1,745,817

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,745,817	1,588,345	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$1,745,817	1,588,345

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,890
Mortality & expense charges			(17,676)
Net investment income (loss)			(4,786)

Gain (loss) on investments:
Net realized gain (loss)			22,201
Realized gain distributions			72,785
Net change in unrealized appreciation (depreciation)			82,812
Net gain (loss)			177,798

Increase (decrease) in net assets from operations			$173,012

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,786)	$(2,402)
Net realized gain (loss)		22,201	(3,100)
Realized gain distributions		72,785	3,678
Net change in unrealized appreciation (depreciation)		82,812	51,114

Increase (decrease) in net assets from operations		173,012	49,290

Contract owner transactions:
Proceeds from units sold		1,178,786	672,221
Cost of units redeemed		(299,412)	(22,618)
Account charges		(4,420)	(1,042)
Increase (decrease)		874,954	648,561
Net increase (decrease)		1,047,966	697,851
Net assets, beginning		697,851	-
Net assets, ending		$1,745,817	$697,851

Units sold		1,157,905	768,352
Units redeemed		(309,114)	(28,798)
Net increase (decrease)		848,791	739,554
Units outstanding, beginning		739,554	-
Units outstanding, ending		1,588,345	739,554

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,851,007
Cost of units redeemed/account charges			(327,492)
Net investment income (loss)			(7,188)
Net realized gain (loss)			19,101
Realized gain distributions			76,463
Net change in unrealized appreciation (depreciation)			133,926
Net assets			$1,745,817
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	1,588	$1,746	1.25%	16.5%	12/31/2023	$1.11	0	$0	1.00%	16.8%	12/31/2023	$1.11	0	$0	0.75%	17.1%
12/31/2022	0.94	740	698	1.25%	-14.1%	12/31/2022	0.95	0	0	1.00%	-13.9%	12/31/2022	0.95	0	0	0.75%	-13.7%
12/31/2021	1.10	0	0	1.25%	9.9%	12/31/2021	1.10	0	0	1.00%	10.1%	12/31/2021	1.10	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	17.4%	12/31/2023	$1.13	0	$0	0.25%	17.7%	12/31/2023	$1.14	0	$0	0.00%	17.9%
12/31/2022	0.96	0	0	0.50%	-13.5%	12/31/2022	0.96	0	0	0.25%	-13.3%	12/31/2022	0.96	0	0	0.00%	-13.1%
12/31/2021	1.11	0	0	0.50%	10.6%	12/31/2021	1.11	0	0	0.25%	10.8%	12/31/2021	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2005 Prem Other Class - 06-67X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,635	$1,611	130
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$1,636

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,636	1,740	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$1,636	1,740

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$40
Mortality & expense charges			(6)
Net investment income (loss)			34

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			24
Net gain (loss)			26

Increase (decrease) in net assets from operations			$60

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34	$-
Net realized gain (loss)		-	-
Realized gain distributions		2	-
Net change in unrealized appreciation (depreciation)		24	-

Increase (decrease) in net assets from operations		60	-

Contract owner transactions:
Proceeds from units sold		1,577	-
Cost of units redeemed		(1)	-
Account charges		-	-
Increase (decrease)		1,576	-
Net increase (decrease)		1,636	-
Net assets, beginning		-	-
Net assets, ending		$1,636	$-

Units sold		1,740	-
Units redeemed		-	-
Net increase (decrease)		1,740	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,740	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,577
Cost of units redeemed/account charges			(1)
Net investment income (loss)			34
Net realized gain (loss)			-
Realized gain distributions			2
Net change in unrealized appreciation (depreciation)			24
Net assets			$1,636
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	2	$2	1.25%	7.2%	12/31/2023	$0.94	0	$0	1.00%	7.4%	12/31/2023	$0.95	0	$0	0.75%	7.7%
12/31/2022	0.88	0	0	1.25%	-12.6%	12/31/2022	0.88	0	0	1.00%	-12.3%	12/31/2022	0.88	0	0	0.75%	-12.1%
12/31/2021	1.00	0	0	1.25%	0.3%	12/31/2021	1.00	0	0	1.00%	0.3%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	8.0%	12/31/2023	$0.96	0	$0	0.25%	8.2%	12/31/2023	$0.96	0	$0	0.00%	8.5%
12/31/2022	0.88	0	0	0.50%	-11.9%	12/31/2022	0.89	0	0	0.25%	-11.7%	12/31/2022	0.89	0	0	0.00%	-11.5%
12/31/2021	1.00	0	0	0.50%	0.3%	12/31/2021	1.00	0	0	0.25%	0.3%	12/31/2021	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$311,193	$306,684	24,405
Receivables: investments sold	-
Payables: investments purchased	(262)
Net assets	$310,931

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$310,931	331,346	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$310,931	331,346

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,339
Mortality & expense charges			(2,341)
Net investment income (loss)			5,998

Gain (loss) on investments:
Net realized gain (loss)			(12)
Realized gain distributions			1,753
Net change in unrealized appreciation (depreciation)			4,509
Net gain (loss)			6,250

Increase (decrease) in net assets from operations			$12,248

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,998	$-
Net realized gain (loss)		(12)	-
Realized gain distributions		1,753	-
Net change in unrealized appreciation (depreciation)		4,509	-

Increase (decrease) in net assets from operations		12,248	-

Contract owner transactions:
Proceeds from units sold		304,206	-
Cost of units redeemed		(5,413)	-
Account charges		(110)	-
Increase (decrease)		298,683	-
Net increase (decrease)		310,931	-
Net assets, beginning		-	-
Net assets, ending		$310,931	$-

Units sold		337,471	-
Units redeemed		(6,125)	-
Net increase (decrease)		331,346	-
Units outstanding, beginning		-	-
Units outstanding, ending		331,346	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$304,206
Cost of units redeemed/account charges			(5,523)
Net investment income (loss)			5,998
Net realized gain (loss)			(12)
Realized gain distributions			1,753
Net change in unrealized appreciation (depreciation)			4,509
Net assets			$310,931
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	331	$311	1.25%	8.6%	12/31/2023	$0.94	0	$0	1.00%	8.8%	12/31/2023	$0.95	0	$0	0.75%	9.1%
12/31/2022	0.86	0	0	1.25%	-14.0%	12/31/2022	0.87	0	0	1.00%	-13.8%	12/31/2022	0.87	0	0	0.75%	-13.6%
12/31/2021	1.01	0	0	1.25%	0.6%	12/31/2021	1.01	0	0	1.00%	0.6%	12/31/2021	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	9.4%	12/31/2023	$0.96	0	$0	0.25%	9.6%	12/31/2023	$0.96	0	$0	0.00%	9.9%
12/31/2022	0.87	0	0	0.50%	-13.4%	12/31/2022	0.87	0	0	0.25%	-13.2%	12/31/2022	0.88	0	0	0.00%	-13.0%
12/31/2021	1.01	0	0	0.50%	0.6%	12/31/2021	1.01	0	0	0.25%	0.6%	12/31/2021	1.01	0	0	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2015 Prem Other Class - 06-69C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$399,296	$388,287	28,462
Receivables: investments sold	318
Payables: investments purchased	-
Net assets	$399,614

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$399,614	426,933	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.96
Total	$399,614	426,933

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,272
Mortality & expense charges			(3,079)
Net investment income (loss)			7,193

Gain (loss) on investments:
Net realized gain (loss)			241
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,009
Net gain (loss)			11,250

Increase (decrease) in net assets from operations			$18,443

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,193	$-
Net realized gain (loss)		241	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,009	-

Increase (decrease) in net assets from operations		18,443	-

Contract owner transactions:
Proceeds from units sold		414,440	-
Cost of units redeemed		(33,039)	-
Account charges		(230)	-
Increase (decrease)		381,171	-
Net increase (decrease)		399,614	-
Net assets, beginning		-	-
Net assets, ending		$399,614	$-

Units sold		463,977	-
Units redeemed		(37,044)	-
Net increase (decrease)		426,933	-
Units outstanding, beginning		-	-
Units outstanding, ending		426,933	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$414,440
Cost of units redeemed/account charges			(33,269)
Net investment income (loss)			7,193
Net realized gain (loss)			241
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,009
Net assets			$399,614
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	427	$400	1.25%	9.9%	12/31/2023	$0.94	0	$0	1.00%	10.2%	12/31/2023	$0.95	0	$0	0.75%	10.4%
12/31/2022	0.85	0	0	1.25%	-15.4%	12/31/2022	0.85	0	0	1.00%	-15.2%	12/31/2022	0.86	0	0	0.75%	-15.0%
12/31/2021	1.01	0	0	1.25%	0.7%	12/31/2021	1.01	0	0	1.00%	0.7%	12/31/2021	1.01	0	0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	10.7%	12/31/2023	$0.96	0	$0	0.25%	11.0%	12/31/2023	$0.96	0	$0	0.00%	11.3%
12/31/2022	0.86	0	0	0.50%	-14.8%	12/31/2022	0.86	0	0	0.25%	-14.6%	12/31/2022	0.86	0	0	0.00%	-14.4%
12/31/2021	1.01	0	0	0.50%	0.8%	12/31/2021	1.01	0	0	0.25%	0.8%	12/31/2021	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2020 Prem Other Class - 06-69F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,583,428	$1,525,989	102,223
Receivables: investments sold	1,030
Payables: investments purchased	-
Net assets	$1,584,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,584,458	1,696,182	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$1,584,458	1,696,182

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$38,745
Mortality & expense charges			(12,382)
Net investment income (loss)			26,363

Gain (loss) on investments:
Net realized gain (loss)			(1,975)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			57,439
Net gain (loss)			55,464

Increase (decrease) in net assets from operations			$81,827

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,363	$-
Net realized gain (loss)		(1,975)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		57,439	-

Increase (decrease) in net assets from operations		81,827	-

Contract owner transactions:
Proceeds from units sold		1,678,710	-
Cost of units redeemed		(175,388)	-
Account charges		(691)	-
Increase (decrease)		1,502,631	-
Net increase (decrease)		1,584,458	-
Net assets, beginning		-	-
Net assets, ending		$1,584,458	$-

Units sold		1,898,159	-
Units redeemed		(201,977)	-
Net increase (decrease)		1,696,182	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,696,182	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,678,710
Cost of units redeemed/account charges			(176,079)
Net investment income (loss)			26,363
Net realized gain (loss)			(1,975)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			57,439
Net assets			$1,584,458
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	1,696	$1,584	1.25%	11.4%	12/31/2023	$0.94	0	$0	1.00%	11.6%	12/31/2023	$0.94	0	$0	0.75%	11.9%
12/31/2022	0.84	0	0	1.25%	-17.0%	12/31/2022	0.84	0	0	1.00%	-16.8%	12/31/2022	0.84	0	0	0.75%	-16.5%
12/31/2021	1.01	0	0	1.25%	1.0%	12/31/2021	1.01	0	0	1.00%	1.0%	12/31/2021	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	12.2%	12/31/2023	$0.95	0	$0	0.25%	12.5%	12/31/2023	$0.96	0	$0	0.00%	12.8%
12/31/2022	0.85	0	0	0.50%	-16.3%	12/31/2022	0.85	0	0	0.25%	-16.1%	12/31/2022	0.85	0	0	0.00%	-15.9%
12/31/2021	1.01	0	0	0.50%	1.0%	12/31/2021	1.01	0	0	0.25%	1.1%	12/31/2021	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2025 Prem Other Class - 06-69G

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,961,572	$1,877,272	110,974
Receivables: investments sold	1,560
Payables: investments purchased	-
Net assets	$1,963,132

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,963,132	2,098,632	$0.94
Band 100	-	-	0.94
Band 75	-	-	0.95
Band 50	-	-	0.95
Band 25	-	-	0.95
Band 0	-	-	0.96
Total	$1,963,132	2,098,632

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$46,672
Mortality & expense charges			(14,312)
Net investment income (loss)			32,360

Gain (loss) on investments:
Net realized gain (loss)			491
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			84,300
Net gain (loss)			84,791

Increase (decrease) in net assets from operations			$117,151

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,360	$-
Net realized gain (loss)		491	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		84,300	-

Increase (decrease) in net assets from operations		117,151	-

Contract owner transactions:
Proceeds from units sold		1,865,293	-
Cost of units redeemed		(18,582)	-
Account charges		(730)	-
Increase (decrease)		1,845,981	-
Net increase (decrease)		1,963,132	-
Net assets, beginning		-	-
Net assets, ending		$1,963,132	$-

Units sold		2,120,629	-
Units redeemed		(21,997)	-
Net increase (decrease)		2,098,632	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,098,632	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,865,293
Cost of units redeemed/account charges			(19,312)
Net investment income (loss)			32,360
Net realized gain (loss)			491
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			84,300
Net assets			$1,963,132
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	2,099	$1,963	1.25%	12.6%	12/31/2023	$0.94	0	$0	1.00%	12.8%	12/31/2023	$0.95	0	$0	0.75%	13.1%
12/31/2022	0.83	0	0	1.25%	-17.6%	12/31/2022	0.83	0	0	1.00%	-17.4%	12/31/2022	0.84	0	0	0.75%	-17.2%
12/31/2021	1.01	0	0	1.25%	0.8%	12/31/2021	1.01	0	0	1.00%	0.9%	12/31/2021	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	13.4%	12/31/2023	$0.95	0	$0	0.25%	13.7%	12/31/2023	$0.96	0	$0	0.00%	14.0%
12/31/2022	0.84	0	0	0.50%	-17.0%	12/31/2022	0.84	0	0	0.25%	-16.8%	12/31/2022	0.84	0	0	0.00%	-16.6%
12/31/2021	1.01	0	0	0.50%	0.9%	12/31/2021	1.01	0	0	0.25%	0.9%	12/31/2021	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2030 Prem Other Class - 06-69H

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,527,923	$3,349,611	186,811
Receivables: investments sold	2,817
Payables: investments purchased	-
Net assets	$3,530,740

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,530,740	3,732,039	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.97
Total	$3,530,740	3,732,039

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$80,731
Mortality & expense charges			(27,979)
Net investment income (loss)			52,752

Gain (loss) on investments:
Net realized gain (loss)			3,670
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			178,312
Net gain (loss)			181,982

Increase (decrease) in net assets from operations			$234,734

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$52,752	$-
Net realized gain (loss)		3,670	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		178,312	-

Increase (decrease) in net assets from operations		234,734	-

Contract owner transactions:
Proceeds from units sold		3,729,594	-
Cost of units redeemed		(431,941)	-
Account charges		(1,647)	-
Increase (decrease)		3,296,006	-
Net increase (decrease)		3,530,740	-
Net assets, beginning		-	-
Net assets, ending		$3,530,740	$-

Units sold		4,221,820	-
Units redeemed		(489,781)	-
Net increase (decrease)		3,732,039	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,732,039	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,729,594
Cost of units redeemed/account charges			(433,588)
Net investment income (loss)			52,752
Net realized gain (loss)			3,670
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			178,312
Net assets			$3,530,740
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	3,732	$3,531	1.25%	13.7%	12/31/2023	$0.95	0	$0	1.00%	14.0%	12/31/2023	$0.96	0	$0	0.75%	14.3%
12/31/2022	0.83	0	0	1.25%	-17.8%	12/31/2022	0.83	0	0	1.00%	-17.6%	12/31/2022	0.84	0	0	0.75%	-17.4%
12/31/2021	1.01	0	0	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	14.6%	12/31/2023	$0.97	0	$0	0.25%	14.8%	12/31/2023	$0.97	0	$0	0.00%	15.1%
12/31/2022	0.84	0	0	0.50%	-17.2%	12/31/2022	0.84	0	0	0.25%	-17.0%	12/31/2022	0.84	0	0	0.00%	-16.8%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.3%	12/31/2021	1.01	0	0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.6%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2035 Prem Other Class - 06-69J

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,281,599	$2,137,524	106,205
Receivables: investments sold	1,822
Payables: investments purchased	-
Net assets	$2,283,421

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,283,421	2,382,656	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$2,283,421	2,382,656

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$47,984
Mortality & expense charges			(16,667)
Net investment income (loss)			31,317

Gain (loss) on investments:
Net realized gain (loss)			3,870
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			144,075
Net gain (loss)			147,945

Increase (decrease) in net assets from operations			$179,262

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,317	$-
Net realized gain (loss)		3,870	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		144,075	-

Increase (decrease) in net assets from operations		179,262	-

Contract owner transactions:
Proceeds from units sold		2,196,771	-
Cost of units redeemed		(91,664)	-
Account charges		(948)	-
Increase (decrease)		2,104,159	-
Net increase (decrease)		2,283,421	-
Net assets, beginning		-	-
Net assets, ending		$2,283,421	$-

Units sold		2,483,925	-
Units redeemed		(101,269)	-
Net increase (decrease)		2,382,656	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,382,656	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,196,771
Cost of units redeemed/account charges			(92,612)
Net investment income (loss)			31,317
Net realized gain (loss)			3,870
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			144,075
Net assets			$2,283,421
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	2,383	$2,283	1.25%	15.9%	12/31/2023	$0.96	0	$0	1.00%	16.2%	12/31/2023	$0.97	0	$0	0.75%	16.5%
12/31/2022	0.83	0	0	1.25%	-18.6%	12/31/2022	0.83	0	0	1.00%	-18.4%	12/31/2022	0.83	0	0	0.75%	-18.2%
12/31/2021	1.02	0	0	1.25%	1.6%	12/31/2021	1.02	0	0	1.00%	1.6%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	16.7%	12/31/2023	$0.98	0	$0	0.25%	17.0%	12/31/2023	$0.98	0	$0	0.00%	17.3%
12/31/2022	0.83	0	0	0.50%	-18.0%	12/31/2022	0.84	0	0	0.25%	-17.8%	12/31/2022	0.84	0	0	0.00%	-17.6%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.2%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2040 Prem Other Class - 06-69K

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,200,259	$2,034,818	99,234
Receivables: investments sold	1,751
Payables: investments purchased	-
Net assets	$2,202,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,202,010	2,266,867	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$2,202,010	2,266,867

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$43,695
Mortality & expense charges			(15,825)
Net investment income (loss)			27,870

Gain (loss) on investments:
Net realized gain (loss)			2,749
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			165,441
Net gain (loss)			168,190

Increase (decrease) in net assets from operations			$196,060

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,870	$-
Net realized gain (loss)		2,749	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		165,441	-

Increase (decrease) in net assets from operations		196,060	-

Contract owner transactions:
Proceeds from units sold		2,109,551	-
Cost of units redeemed		(102,477)	-
Account charges		(1,124)	-
Increase (decrease)		2,005,950	-
Net increase (decrease)		2,202,010	-
Net assets, beginning		-	-
Net assets, ending		$2,202,010	$-

Units sold		2,381,816	-
Units redeemed		(114,949)	-
Net increase (decrease)		2,266,867	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,266,867	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,109,551
Cost of units redeemed/account charges			(103,601)
Net investment income (loss)			27,870
Net realized gain (loss)			2,749
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			165,441
Net assets			$2,202,010
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	2,267	$2,202	1.25%	18.0%	12/31/2023	$0.98	0	$0	1.00%	18.3%	12/31/2023	$0.98	0	$0	0.75%	18.6%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.9%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	18.9%	12/31/2023	$0.99	0	$0	0.25%	19.2%	12/31/2023	$1.00	0	$0	0.00%	19.5%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2045 Prem Other Class - 06-69M

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,410,474	$1,300,644	60,949
Receivables: investments sold	1,126
Payables: investments purchased	-
Net assets	$1,411,600

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,411,600	1,447,137	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$1,411,600	1,447,137

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$27,692
Mortality & expense charges			(10,241)
Net investment income (loss)			17,451

Gain (loss) on investments:
Net realized gain (loss)			3,824
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			109,830
Net gain (loss)			113,654

Increase (decrease) in net assets from operations			$131,105

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,451	$-
Net realized gain (loss)		3,824	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		109,830	-

Increase (decrease) in net assets from operations		131,105	-

Contract owner transactions:
Proceeds from units sold		1,388,270	-
Cost of units redeemed		(107,172)	-
Account charges		(603)	-
Increase (decrease)		1,280,495	-
Net increase (decrease)		1,411,600	-
Net assets, beginning		-	-
Net assets, ending		$1,411,600	$-

Units sold		1,565,548	-
Units redeemed		(118,411)	-
Net increase (decrease)		1,447,137	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,447,137	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,388,270
Cost of units redeemed/account charges			(107,775)
Net investment income (loss)			17,451
Net realized gain (loss)			3,824
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			109,830
Net assets			$1,411,600
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	1,447	$1,412	1.25%	18.5%	12/31/2023	$0.98	0	$0	1.00%	18.8%	12/31/2023	$0.99	0	$0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	19.4%	12/31/2023	$1.00	0	$0	0.25%	19.7%	12/31/2023	$1.00	0	$0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2050 Prem Other Class - 06-69N

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$917,654	$846,838	39,585
Receivables: investments sold	732
Payables: investments purchased	-
Net assets	$918,386

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$918,386	941,590	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$918,386	941,590

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$17,977
Mortality & expense charges			(6,631)
Net investment income (loss)			11,346

Gain (loss) on investments:
Net realized gain (loss)			3,503
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			70,816
Net gain (loss)			74,319

Increase (decrease) in net assets from operations			$85,665

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,346	$-
Net realized gain (loss)		3,503	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		70,816	-

Increase (decrease) in net assets from operations		85,665	-

Contract owner transactions:
Proceeds from units sold		888,904	-
Cost of units redeemed		(55,715)	-
Account charges		(468)	-
Increase (decrease)		832,721	-
Net increase (decrease)		918,386	-
Net assets, beginning		-	-
Net assets, ending		$918,386	$-

Units sold		1,001,809	-
Units redeemed		(60,219)	-
Net increase (decrease)		941,590	-
Units outstanding, beginning		-	-
Units outstanding, ending		941,590	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$888,904
Cost of units redeemed/account charges			(56,183)
Net investment income (loss)			11,346
Net realized gain (loss)			3,503
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			70,816
Net assets			$918,386
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	942	$918	1.25%	18.5%	12/31/2023	$0.98	0	$0	1.00%	18.8%	12/31/2023	$0.99	0	$0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.8%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	19.4%	12/31/2023	$1.00	0	$0	0.25%	19.7%	12/31/2023	$1.00	0	$0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2055 Prem Other Class - 06-69P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,034,126	$953,809	54,213
Receivables: investments sold	819
Payables: investments purchased	-
Net assets	$1,034,945

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,034,945	1,060,840	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$1,034,945	1,060,840

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$20,119
Mortality & expense charges			(7,466)
Net investment income (loss)			12,653

Gain (loss) on investments:
Net realized gain (loss)			2,053
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			80,317
Net gain (loss)			82,370

Increase (decrease) in net assets from operations			$95,023

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,653	$-
Net realized gain (loss)		2,053	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		80,317	-

Increase (decrease) in net assets from operations		95,023	-

Contract owner transactions:
Proceeds from units sold		1,010,292	-
Cost of units redeemed		(69,520)	-
Account charges		(850)	-
Increase (decrease)		939,922	-
Net increase (decrease)		1,034,945	-
Net assets, beginning		-	-
Net assets, ending		$1,034,945	$-

Units sold		1,138,628	-
Units redeemed		(77,788)	-
Net increase (decrease)		1,060,840	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,060,840	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,010,292
Cost of units redeemed/account charges			(70,370)
Net investment income (loss)			12,653
Net realized gain (loss)			2,053
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			80,317
Net assets			$1,034,945
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	1,061	$1,035	1.25%	18.5%	12/31/2023	$0.98	0	$0	1.00%	18.8%	12/31/2023	$0.99	0	$0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.83	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	19.4%	12/31/2023	$1.00	0	$0	0.25%	19.7%	12/31/2023	$1.00	0	$0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2060 Prem Other Class - 06-69R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$533,250	$492,495	33,004
Receivables: investments sold	425
Payables: investments purchased	-
Net assets	$533,675

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$533,675	547,393	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$533,675	547,393

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,243
Mortality & expense charges			(3,835)
Net investment income (loss)			6,408

Gain (loss) on investments:
Net realized gain (loss)			(37)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			40,755
Net gain (loss)			40,718

Increase (decrease) in net assets from operations			$47,126

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,408	$-
Net realized gain (loss)		(37)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		40,755	-

Increase (decrease) in net assets from operations		47,126	-

Contract owner transactions:
Proceeds from units sold		521,688	-
Cost of units redeemed		(34,722)	-
Account charges		(417)	-
Increase (decrease)		486,549	-
Net increase (decrease)		533,675	-
Net assets, beginning		-	-
Net assets, ending		$533,675	$-

Units sold		587,513	-
Units redeemed		(40,120)	-
Net increase (decrease)		547,393	-
Units outstanding, beginning		-	-
Units outstanding, ending		547,393	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$521,688
Cost of units redeemed/account charges			(35,139)
Net investment income (loss)			6,408
Net realized gain (loss)			(37)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			40,755
Net assets			$533,675
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	547	$534	1.25%	18.5%	12/31/2023	$0.98	0	$0	1.00%	18.8%	12/31/2023	$0.98	0	$0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.2%	12/31/2022	0.82	0	0	1.00%	-19.0%	12/31/2022	0.83	0	0	0.75%	-18.8%
12/31/2021	1.02	0	0	1.25%	1.8%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	19.4%	12/31/2023	$0.99	0	$0	0.25%	19.7%	12/31/2023	$1.00	0	$0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx 2065 Prem Other Class - 06-69T

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,132	$37,745	3,073
Receivables: investments sold	32
Payables: investments purchased	-
Net assets	$40,164

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,164	41,195	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$40,164	41,195

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$751
Mortality & expense charges			(216)
Net investment income (loss)			535

Gain (loss) on investments:
Net realized gain (loss)			310
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,387
Net gain (loss)			2,697

Increase (decrease) in net assets from operations			$3,232

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$535	$-
Net realized gain (loss)		310	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,387	-

Increase (decrease) in net assets from operations		3,232	-

Contract owner transactions:
Proceeds from units sold		41,960	-
Cost of units redeemed		(4,900)	-
Account charges		(128)	-
Increase (decrease)		36,932	-
Net increase (decrease)		40,164	-
Net assets, beginning		-	-
Net assets, ending		$40,164	$-

Units sold		46,580	-
Units redeemed		(5,385)	-
Net increase (decrease)		41,195	-
Units outstanding, beginning		-	-
Units outstanding, ending		41,195	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$41,960
Cost of units redeemed/account charges			(5,028)
Net investment income (loss)			535
Net realized gain (loss)			310
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,387
Net assets			$40,164
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	41	$40	1.25%	18.5%	12/31/2023	$0.98	0	$0	1.00%	18.8%	12/31/2023	$0.98	0	$0	0.75%	19.1%
12/31/2022	0.82	0	0	1.25%	-19.3%	12/31/2022	0.82	0	0	1.00%	-19.1%	12/31/2022	0.83	0	0	0.75%	-18.9%
12/31/2021	1.02	0	0	1.25%	1.9%	12/31/2021	1.02	0	0	1.00%	1.9%	12/31/2021	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	19.4%	12/31/2023	$1.00	0	$0	0.25%	19.7%	12/31/2023	$1.00	0	$0	0.00%	20.0%
12/31/2022	0.83	0	0	0.50%	-18.6%	12/31/2022	0.83	0	0	0.25%	-18.4%	12/31/2022	0.83	0	0	0.00%	-18.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Freedom Idx Inc Prem Other Class - 06-67W (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.95
Band 50	-	-	0.96
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /16 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	1.25%	7.1%	12/31/2023	$0.95	0	$0	1.00%	7.4%	12/31/2023	$0.95	0	$0	0.75%	7.6%
12/31/2022	0.88	0	0	1.25%	-12.2%	12/31/2022	0.88	0	0	1.00%	-12.0%	12/31/2022	0.89	0	0	0.75%	-11.7%
12/31/2021	1.00	0	0	1.25%	0.3%	12/31/2021	1.00	0	0	1.00%	0.3%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	7.9%	12/31/2023	$0.96	0	$0	0.25%	8.2%	12/31/2023	$0.97	0	$0	0.00%	8.4%
12/31/2022	0.89	0	0	0.50%	-11.5%	12/31/2022	0.89	0	0	0.25%	-11.3%	12/31/2022	0.89	0	0	0.00%	-11.1%
12/31/2021	1.00	0	0	0.50%	0.3%	12/31/2021	1.00	0	0	0.25%	0.3%	12/31/2021	1.00	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Large Cap Gro Idx Inst Class - 06-4RK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,023,388	$5,648,742	237,675
Receivables: investments sold	-
Payables: investments purchased	(11,966)
Net assets	$7,011,422

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,011,422	5,792,180	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$7,011,422	5,792,180

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$49,856
Mortality & expense charges			(68,491)
Net investment income (loss)			(18,635)

Gain (loss) on investments:
Net realized gain (loss)			32,516
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,812,475
Net gain (loss)			1,844,991

Increase (decrease) in net assets from operations			$1,826,356

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(18,635)	$17,102
Net realized gain (loss)		32,516	(32,593)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,812,475	(453,731)

Increase (decrease) in net assets from operations		1,826,356	(469,222)

Contract owner transactions:
Proceeds from units sold		1,908,016	7,439,089
Cost of units redeemed		(1,170,871)	(2,718,931)
Account charges		(4,831)	(730)
Increase (decrease)		732,314	4,719,428
Net increase (decrease)		2,558,670	4,250,206
Net assets, beginning		4,452,752	202,546
Net assets, ending		$7,011,422	$4,452,752

Units sold		1,762,276	8,003,312
Units redeemed		(1,156,773)	(2,981,674)
Net increase (decrease)		605,503	5,021,638
Units outstanding, beginning		5,186,677	165,039
Units outstanding, ending		5,792,180	5,186,677

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,536,427
Cost of units redeemed/account charges			(3,901,785)
Net investment income (loss)			(1,244)
Net realized gain (loss)			(40)
Realized gain distributions			3,418
Net change in unrealized appreciation (depreciation)			1,374,646
Net assets			$7,011,422
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	5,792	$7,011	1.25%	41.0%	12/31/2023	$1.22	0	$0	1.00%	41.4%	12/31/2023	$1.23	0	$0	0.75%	41.7%
12/31/2022	0.86	5,187	4,453	1.25%	-30.0%	12/31/2022	0.86	0	0	1.00%	-29.9%	12/31/2022	0.87	0	0	0.75%	-29.7%
12/31/2021	1.23	165	203	1.25%	22.7%	12/31/2021	1.23	0	0	1.00%	23.0%	12/31/2021	1.23	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	42.1%	12/31/2023	$1.25	0	$0	0.25%	42.4%	12/31/2023	$1.26	0	$0	0.00%	42.8%
12/31/2022	0.87	0	0	0.50%	-29.5%	12/31/2022	0.88	0	0	0.25%	-29.3%	12/31/2022	0.88	0	0	0.00%	-29.2%
12/31/2021	1.24	0	0	0.50%	23.6%	12/31/2021	1.24	0	0	0.25%	23.9%	12/31/2021	1.24	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.3%
2021	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Large Cap Val Idx Inst Class - 06-4RJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,891,035	$1,723,977	114,578
Receivables: investments sold	-
Payables: investments purchased	(38,300)
Net assets	$1,852,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,852,735	1,537,933	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$1,852,735	1,537,933

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$36,546
Mortality & expense charges			(18,857)
Net investment income (loss)			17,689

Gain (loss) on investments:
Net realized gain (loss)			9,593
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			140,874
Net gain (loss)			150,467

Increase (decrease) in net assets from operations			$168,156

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,689	$17,464
Net realized gain (loss)		9,593	5,308
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		140,874	26,184

Increase (decrease) in net assets from operations		168,156	48,956

Contract owner transactions:
Proceeds from units sold		755,760	2,654,791
Cost of units redeemed		(240,224)	(1,525,165)
Account charges		(6,166)	(3,373)
Increase (decrease)		509,370	1,126,253
Net increase (decrease)		677,526	1,175,209
Net assets, beginning		1,175,209	-
Net assets, ending		$1,852,735	$1,175,209

Units sold		687,598	2,559,992
Units redeemed		(223,878)	(1,485,779)
Net increase (decrease)		463,720	1,074,213
Units outstanding, beginning		1,074,213	-
Units outstanding, ending		1,537,933	1,074,213

* Date of Fund Inception into Variable Account: 1 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,410,551
Cost of units redeemed/account charges			(1,774,928)
Net investment income (loss)			35,153
Net realized gain (loss)			14,901
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			167,058
Net assets			$1,852,735
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	1,538	$1,853	1.25%	10.1%	12/31/2023	$1.21	0	$0	1.00%	10.4%	12/31/2023	$1.22	0	$0	0.75%	10.7%
12/31/2022	1.09	1,074	1,175	1.25%	-8.7%	12/31/2022	1.10	0	0	1.00%	-8.5%	12/31/2022	1.10	0	0	0.75%	-8.3%
12/31/2021	1.20	0	0	1.25%	19.8%	12/31/2021	1.20	0	0	1.00%	20.1%	12/31/2021	1.20	0	0	0.75%	20.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	10.9%	12/31/2023	$1.24	0	$0	0.25%	11.2%	12/31/2023	$1.25	0	$0	0.00%	11.5%
12/31/2022	1.11	0	0	0.50%	-8.0%	12/31/2022	1.12	0	0	0.25%	-7.8%	12/31/2022	1.12	0	0	0.00%	-7.6%
12/31/2021	1.21	0	0	0.50%	20.7%	12/31/2021	1.21	0	0	0.25%	21.0%	12/31/2021	1.21	0	0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	4.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Frdm Blnd 2065 Z6 Inst Class - 06-64C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,450	$40,141	3,549
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$42,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,457	43,769	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$42,457	43,769

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$694
Mortality & expense charges			(175)
Net investment income (loss)			519

Gain (loss) on investments:
Net realized gain (loss)			159
Realized gain distributions			77
Net change in unrealized appreciation (depreciation)			2,331
Net gain (loss)			2,567

Increase (decrease) in net assets from operations			$3,086

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$519	$45
Net realized gain (loss)		159	(37)
Realized gain distributions		77	15
Net change in unrealized appreciation (depreciation)		2,331	(22)

Increase (decrease) in net assets from operations		3,086	1

Contract owner transactions:
Proceeds from units sold		43,967	2,383
Cost of units redeemed		(6,601)	(195)
Account charges		(184)	-
Increase (decrease)		37,182	2,188
Net increase (decrease)		40,268	2,189
Net assets, beginning		2,189	-
Net assets, ending		$42,457	$2,189

Units sold		48,490	2,931
Units redeemed		(7,409)	(243)
Net increase (decrease)		41,081	2,688
Units outstanding, beginning		2,688	-
Units outstanding, ending		43,769	2,688

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$46,350
Cost of units redeemed/account charges			(6,980)
Net investment income (loss)			564
Net realized gain (loss)			122
Realized gain distributions			92
Net change in unrealized appreciation (depreciation)			2,309
Net assets			$42,457
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	44	$42	1.25%	19.1%	12/31/2023	$0.98	0	$0	1.00%	19.4%	12/31/2023	$0.98	0	$0	0.75%	19.7%
12/31/2022	0.81	3	2	1.25%	-19.9%	12/31/2022	0.82	0	0	1.00%	-19.7%	12/31/2022	0.82	0	0	0.75%	-19.5%
12/31/2021	1.02	0	0	1.25%	1.6%	12/31/2021	1.02	0	0	1.00%	1.7%	12/31/2021	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	20.0%	12/31/2023	$0.99	0	$0	0.25%	20.3%	12/31/2023	$1.00	0	$0	0.00%	20.6%
12/31/2022	0.82	0	0	0.50%	-19.2%	12/31/2022	0.82	0	0	0.25%	-19.0%	12/31/2022	0.83	0	0	0.00%	-18.8%
12/31/2021	1.02	0	0	0.50%	1.8%	12/31/2021	1.02	0	0	0.25%	1.9%	12/31/2021	1.02	0	0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	4.7%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 I Inst Class - 06-63P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$49,878	$45,552	4,292
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$49,876

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,876	51,895	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$49,876	51,895

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$597
Mortality & expense charges			(365)
Net investment income (loss)			232

Gain (loss) on investments:
Net realized gain (loss)			99
Realized gain distributions			184
Net change in unrealized appreciation (depreciation)			4,541
Net gain (loss)			4,824

Increase (decrease) in net assets from operations			$5,056

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$232	$153
Net realized gain (loss)		99	(681)
Realized gain distributions		184	291
Net change in unrealized appreciation (depreciation)		4,541	(197)

Increase (decrease) in net assets from operations		5,056	(434)

Contract owner transactions:
Proceeds from units sold		35,159	17,195
Cost of units redeemed		(2,661)	(4,799)
Account charges		(225)	(58)
Increase (decrease)		32,273	12,338
Net increase (decrease)		37,329	11,904
Net assets, beginning		12,547	643
Net assets, ending		$49,876	$12,547

Units sold		39,848	20,489
Units redeemed		(3,329)	(5,749)
Net increase (decrease)		36,519	14,740
Units outstanding, beginning		15,376	636
Units outstanding, ending		51,895	15,376

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$53,320
Cost of units redeemed/account charges			(8,071)
Net investment income (loss)			399
Net realized gain (loss)			(589)
Realized gain distributions			491
Net change in unrealized appreciation (depreciation)			4,326
Net assets			$49,876
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	52	$50	1.25%	17.8%	12/31/2023	$0.97	0	$0	1.00%	18.1%	12/31/2023	$0.97	0	$0	0.75%	18.4%
12/31/2022	0.82	15	13	1.25%	-19.3%	12/31/2022	0.82	0	0	1.00%	-19.1%	12/31/2022	0.82	0	0	0.75%	-18.9%
12/31/2021	1.01	1	1	1.25%	1.2%	12/31/2021	1.01	0	0	1.00%	1.2%	12/31/2021	1.01	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	18.7%	12/31/2023	$0.98	0	$0	0.25%	19.0%	12/31/2023	$0.99	0	$0	0.00%	19.3%
12/31/2022	0.82	0	0	0.50%	-18.7%	12/31/2022	0.83	0	0	0.25%	-18.5%	12/31/2022	0.83	0	0	0.00%	-18.3%
12/31/2021	1.01	0	0	0.50%	1.4%	12/31/2021	1.01	0	0	0.25%	1.4%	12/31/2021	1.02	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	3.7%
2021	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 M M Class - 06-63V

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,394	$13,365	1,205
Receivables: investments sold	-
Payables: investments purchased	(511)
Net assets	$13,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,883	14,605	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$13,883	14,605

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$133
Mortality & expense charges			(80)
Net investment income (loss)			53

Gain (loss) on investments:
Net realized gain (loss)			(12)
Realized gain distributions			34
Net change in unrealized appreciation (depreciation)			1,123
Net gain (loss)			1,145

Increase (decrease) in net assets from operations			$1,198

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$53	$23
Net realized gain (loss)		(12)	(95)
Realized gain distributions		34	17
Net change in unrealized appreciation (depreciation)		1,123	(88)

Increase (decrease) in net assets from operations		1,198	(143)

Contract owner transactions:
Proceeds from units sold		12,216	2,874
Cost of units redeemed		(1,448)	(1,109)
Account charges		(64)	(10)
Increase (decrease)		10,704	1,755
Net increase (decrease)		11,902	1,612
Net assets, beginning		1,981	369
Net assets, ending		$13,883	$1,981

Units sold		13,890	3,336
Units redeemed		(1,725)	(1,261)
Net increase (decrease)		12,165	2,075
Units outstanding, beginning		2,440	365
Units outstanding, ending		14,605	2,440

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,451
Cost of units redeemed/account charges			(2,631)
Net investment income (loss)			82
Net realized gain (loss)			(107)
Realized gain distributions			59
Net change in unrealized appreciation (depreciation)			1,029
Net assets			$13,883
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	15	$14	1.25%	17.1%	12/31/2023	$0.96	0	$0	1.00%	17.4%	12/31/2023	$0.96	0	$0	0.75%	17.6%
12/31/2022	0.81	2	2	1.25%	-19.7%	12/31/2022	0.81	0	0	1.00%	-19.4%	12/31/2022	0.82	0	0	0.75%	-19.2%
12/31/2021	1.01	0	0	1.25%	1.1%	12/31/2021	1.01	0	0	1.00%	1.1%	12/31/2021	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	17.9%	12/31/2023	$0.97	0	$0	0.25%	18.2%	12/31/2023	$0.98	0	$0	0.00%	18.5%
12/31/2022	0.82	0	0	0.50%	-19.0%	12/31/2022	0.82	0	0	0.25%	-18.8%	12/31/2022	0.83	0	0	0.00%	-18.6%
12/31/2021	1.01	0	0	0.50%	1.3%	12/31/2021	1.01	0	0	0.25%	1.3%	12/31/2021	1.01	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	2.8%
2021	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,330	$1,258	114
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,330

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,330	1,374	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$1,330	1,374

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19
Mortality & expense charges			(5)
Net investment income (loss)			14

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			72
Net gain (loss)			72

Increase (decrease) in net assets from operations			$86

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		72	-

Increase (decrease) in net assets from operations		86	-

Contract owner transactions:
Proceeds from units sold		1,244	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		1,244	-
Net increase (decrease)		1,330	-
Net assets, beginning		-	-
Net assets, ending		$1,330	$-

Units sold		1,374	-
Units redeemed		-	-
Net increase (decrease)		1,374	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,374	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,244
Cost of units redeemed/account charges			-
Net investment income (loss)			14
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			72
Net assets			$1,330
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	1	$1	1.25%	18.2%	12/31/2023	$0.97	0	$0	1.00%	18.5%	12/31/2023	$0.98	0	$0	0.75%	18.8%
12/31/2022	0.82	0	0	1.25%	-19.1%	12/31/2022	0.82	0	0	1.00%	-18.9%	12/31/2022	0.82	0	0	0.75%	-18.7%
12/31/2021	1.01	0	0	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	19.1%	12/31/2023	$0.99	0	$0	0.25%	19.4%	12/31/2023	$1.00	0	$0	0.00%	19.6%
12/31/2022	0.83	0	0	0.50%	-18.5%	12/31/2022	0.83	0	0	0.25%	-18.3%	12/31/2022	0.83	0	0	0.00%	-18.1%
12/31/2021	1.01	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,573	$71,504	4,398
Receivables: investments sold	11
Payables: investments purchased	-
Net assets	$69,584

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,584	36,045	$1.93
Band 100	-	-	1.98
Band 75	-	-	2.03
Band 50	-	-	2.08
Band 25	-	-	2.14
Band 0	-	-	2.19
Total	$69,584	36,045

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,143
Mortality & expense charges			(1,016)
Net investment income (loss)			1,127

Gain (loss) on investments:
Net realized gain (loss)			(459)
Realized gain distributions			1,941
Net change in unrealized appreciation (depreciation)			3,658
Net gain (loss)			5,140

Increase (decrease) in net assets from operations			$6,267

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,127	$1,537
Net realized gain (loss)		(459)	(14,889)
Realized gain distributions		1,941	1,209
Net change in unrealized appreciation (depreciation)		3,658	(16,354)

Increase (decrease) in net assets from operations		6,267	(28,497)

Contract owner transactions:
Proceeds from units sold		8,938	68,577
Cost of units redeemed		(23,605)	(217,149)
Account charges		(154)	(433)
Increase (decrease)		(14,821)	(149,005)
Net increase (decrease)		(8,554)	(177,502)
Net assets, beginning		78,138	255,640
Net assets, ending		$69,584	$78,138

Units sold		4,861	37,216
Units redeemed		(12,562)	(120,824)
Net increase (decrease)		(7,701)	(83,608)
Units outstanding, beginning		43,746	127,354
Units outstanding, ending		36,045	43,746

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,074,218
Cost of units redeemed/account charges			(4,448,208)
Net investment income (loss)			67,156
Net realized gain (loss)			195,421
Realized gain distributions			182,928
Net change in unrealized appreciation (depreciation)			(1,931)
Net assets			$69,584
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	36	$70	1.25%	8.1%	12/31/2023	$1.98	0	$0	1.00%	8.3%	12/31/2023	$2.03	0	$0	0.75%	8.6%
12/31/2022	1.79	44	78	1.25%	-11.0%	12/31/2022	1.83	0	0	1.00%	-10.8%	12/31/2022	1.87	0	0	0.75%	-10.6%
12/31/2021	2.01	127	256	1.25%	17.5%	12/31/2021	2.05	0	0	1.00%	17.8%	12/31/2021	2.09	0	0	0.75%	18.1%
12/31/2020	1.71	351	599	1.25%	9.9%	12/31/2020	1.74	0	0	1.00%	10.2%	12/31/2020	1.77	0	0	0.75%	10.4%
12/31/2019	1.55	411	639	1.25%	20.9%	12/31/2019	1.58	0	0	1.00%	21.2%	12/31/2019	1.60	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.08	0	$0	0.50%	8.9%	12/31/2023	$2.14	0	$0	0.25%	9.2%	12/31/2023	$2.19	0	$0	0.00%	9.4%
12/31/2022	1.91	0	0	0.50%	-10.3%	12/31/2022	1.96	0	0	0.25%	-10.1%	12/31/2022	2.00	0	0	0.00%	-9.9%
12/31/2021	2.13	0	0	0.50%	18.4%	12/31/2021	2.18	0	0	0.25%	18.7%	12/31/2021	2.22	0	0	0.00%	19.0%
12/31/2020	1.80	0	0	0.50%	10.7%	12/31/2020	1.83	0	0	0.25%	11.0%	12/31/2020	1.87	0	0	0.00%	11.3%
12/31/2019	1.63	0	0	0.50%	21.8%	12/31/2019	1.65	0	0	0.25%	22.1%	12/31/2019	1.68	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.6%
2021	2.1%
2020	2.5%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Advisor Diversified International Fund M Class - 06-280

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,410	$104,371	4,448
Receivables: investments sold	-
Payables: investments purchased	(509)
Net assets	$108,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$108,901	34,399	$3.17
Band 100	-	-	3.33
Band 75	-	-	3.50
Band 50	-	-	3.69
Band 25	-	-	3.88
Band 0	-	-	4.15
Total	$108,901	34,399

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,033
Mortality & expense charges			(1,192)
Net investment income (loss)			(159)

Gain (loss) on investments:
Net realized gain (loss)			(76)
Realized gain distributions			3,010
Net change in unrealized appreciation (depreciation)			9,939
Net gain (loss)			12,873

Increase (decrease) in net assets from operations			$12,714

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(159)	$(470)
Net realized gain (loss)		(76)	(84)
Realized gain distributions		3,010	1,173
Net change in unrealized appreciation (depreciation)		9,939	(5,715)

Increase (decrease) in net assets from operations		12,714	(5,096)

Contract owner transactions:
Proceeds from units sold		167,947	71,510
Cost of units redeemed		(134,469)	(6,310)
Account charges		(223)	(43)
Increase (decrease)		33,255	65,157
Net increase (decrease)		45,969	60,061
Net assets, beginning		62,932	2,871
Net assets, ending		$108,901	$62,932

Units sold		56,812	24,578
Units redeemed		(45,348)	(2,427)
Net increase (decrease)		11,464	22,151
Units outstanding, beginning		22,935	784
Units outstanding, ending		34,399	22,935

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$962,250
Cost of units redeemed/account charges			(1,043,743)
Net investment income (loss)			(11,188)
Net realized gain (loss)			102,425
Realized gain distributions			94,118
Net change in unrealized appreciation (depreciation)			5,039
Net assets			$108,901
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.17	34	$109	1.25%	15.4%	12/31/2023	$3.33	0	$0	1.00%	15.7%	12/31/2023	$3.50	0	$0	0.75%	16.0%
12/31/2022	2.74	23	63	1.25%	-25.1%	12/31/2022	2.88	0	0	1.00%	-24.9%	12/31/2022	3.02	0	0	0.75%	-24.7%
12/31/2021	3.66	1	3	1.25%	11.0%	12/31/2021	3.83	0	0	1.00%	11.3%	12/31/2021	4.01	0	0	0.75%	11.6%
12/31/2020	3.30	1	3	1.25%	17.5%	12/31/2020	3.44	0	0	1.00%	17.8%	12/31/2020	3.59	0	0	0.75%	18.1%
12/31/2019	2.81	1	2	1.25%	27.5%	12/31/2019	2.92	0	0	1.00%	27.8%	12/31/2019	3.04	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.69	0	$0	0.50%	16.2%	12/31/2023	$3.88	0	$0	0.25%	16.5%	12/31/2023	$4.15	0	$0	0.00%	16.8%
12/31/2022	3.17	0	0	0.50%	-24.5%	12/31/2022	3.33	0	0	0.25%	-24.3%	12/31/2022	3.55	0	0	0.00%	-24.1%
12/31/2021	4.20	0	0	0.50%	11.9%	12/31/2021	4.39	0	0	0.25%	12.2%	12/31/2021	4.68	0	0	0.00%	12.4%
12/31/2020	3.75	0	0	0.50%	18.4%	12/31/2020	3.92	0	0	0.25%	18.7%	12/31/2020	4.16	0	0	0.00%	19.0%
12/31/2019	3.17	0	0	0.50%	28.4%	12/31/2019	3.30	0	0	0.25%	28.7%	12/31/2019	3.50	0	0	0.00%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.0%
2021	0.7%
2020	0.0%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Investor Grade Bd Z Inst Class - 06-6JF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	1.25%	5.4%	12/31/2023	$1.05	0	$0	1.00%	5.7%	12/31/2023	$1.06	0	$0	0.75%	5.9%
12/31/2022	1.00	0	0	1.25%	-0.3%	12/31/2022	1.00	0	0	1.00%	-0.2%	12/31/2022	1.00	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	6.2%	12/31/2023	$1.06	0	$0	0.25%	6.5%	12/31/2023	$1.07	0	$0	0.00%	6.7%
12/31/2022	1.00	0	0	0.50%	-0.1%	12/31/2022	1.00	0	0	0.25%	0.0%	12/31/2022	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$54,704	$40,732	2,037
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$54,689

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,689	39,040	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$54,689	39,040

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$136
Mortality & expense charges			(462)
Net investment income (loss)			(326)

Gain (loss) on investments:
Net realized gain (loss)			193
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,972
Net gain (loss)			14,165

Increase (decrease) in net assets from operations			$13,839

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(326)	$-
Net realized gain (loss)		193	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		13,972	-

Increase (decrease) in net assets from operations		13,839	-

Contract owner transactions:
Proceeds from units sold		41,753	-
Cost of units redeemed		(588)	-
Account charges		(315)	-
Increase (decrease)		40,850	-
Net increase (decrease)		54,689	-
Net assets, beginning		-	-
Net assets, ending		$54,689	$-

Units sold		39,755	-
Units redeemed		(715)	-
Net increase (decrease)		39,040	-
Units outstanding, beginning		-	-
Units outstanding, ending		39,040	-

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$41,753
Cost of units redeemed/account charges			(903)
Net investment income (loss)			(326)
Net realized gain (loss)			193
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,972
Net assets			$54,689
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	39	$55	1.25%	53.6%	12/31/2023	$1.41	0	$0	1.00%	54.0%	12/31/2023	$1.41	0	$0	0.75%	54.4%
12/31/2022	0.91	0	0	1.25%	-8.8%	12/31/2022	0.91	0	0	1.00%	-8.7%	12/31/2022	0.91	0	0	0.75%	-8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	54.8%	12/31/2023	$1.42	0	$0	0.25%	55.2%	12/31/2023	$1.43	0	$0	0.00%	55.6%
12/31/2022	0.92	0	0	0.50%	-8.4%	12/31/2022	0.92	0	0	0.25%	-8.3%	12/31/2022	0.92	0	0	0.00%	-8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Contrafund K6 Retirement Class - 06-6HR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$642,346	$593,140	27,862
Receivables: investments sold	-
Payables: investments purchased	(117)
Net assets	$642,229

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$642,229	531,112	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$642,229	531,112

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,681
Mortality & expense charges			(3,001)
Net investment income (loss)			(320)

Gain (loss) on investments:
Net realized gain (loss)			374
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49,206
Net gain (loss)			49,580

Increase (decrease) in net assets from operations			$49,260

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(320)	$-
Net realized gain (loss)		374	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		49,206	-

Increase (decrease) in net assets from operations		49,260	-

Contract owner transactions:
Proceeds from units sold		859,458	-
Cost of units redeemed		(265,996)	-
Account charges		(493)	-
Increase (decrease)		592,969	-
Net increase (decrease)		642,229	-
Net assets, beginning		-	-
Net assets, ending		$642,229	$-

Units sold		768,088	-
Units redeemed		(236,976)	-
Net increase (decrease)		531,112	-
Units outstanding, beginning		-	-
Units outstanding, ending		531,112	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$859,458
Cost of units redeemed/account charges			(266,489)
Net investment income (loss)			(320)
Net realized gain (loss)			374
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49,206
Net assets			$642,229
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	531	$642	1.25%	36.0%	12/31/2023	$1.21	0	$0	1.00%	36.3%	12/31/2023	$1.22	0	$0	0.75%	36.6%
12/31/2022	0.89	0	0	1.25%	-11.1%	12/31/2022	0.89	0	0	1.00%	-11.0%	12/31/2022	0.89	0	0	0.75%	-10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	37.0%	12/31/2023	$1.23	0	$0	0.25%	37.3%	12/31/2023	$1.23	0	$0	0.00%	37.7%
12/31/2022	0.89	0	0	0.50%	-10.8%	12/31/2022	0.89	0	0	0.25%	-10.7%	12/31/2022	0.89	0	0	0.00%	-10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2005 I Prem Other Class - 06-6HV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(6)

Increase (decrease) in net assets from operations			$(6)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		(6)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		(6)	-

Contract owner transactions:
Proceeds from units sold		-	6
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	6
Net increase (decrease)		(6)	6
Net assets, beginning		6	-
Net assets, ending		$-	$6

Units sold		-	6
Units redeemed		(6)	-
Net increase (decrease)		(6)	6
Units outstanding, beginning		6	-
Units outstanding, ending		-	6

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			(6)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	1.25%	7.2%	12/31/2023	$1.03	0	$0	1.00%	7.5%	12/31/2023	$1.03	0	$0	0.75%	7.8%
12/31/2022	0.95	0	0	1.25%	-4.7%	12/31/2022	0.95	0	0	1.00%	-4.6%	12/31/2022	0.95	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	0.50%	8.0%	12/31/2023	$1.04	0	$0	0.25%	8.3%	12/31/2023	$1.04	0	$0	0.00%	8.6%
12/31/2022	0.96	0	0	0.50%	-4.4%	12/31/2022	0.96	0	0	0.25%	-4.3%	12/31/2022	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2010 I Prem Other Class - 06-6H7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	24
Cost of units redeemed		(24)	-
Account charges		-	-
Increase (decrease)		(24)	24
Net increase (decrease)		(24)	24
Net assets, beginning		24	-
Net assets, ending		$-	$24

Units sold		-	25
Units redeemed		(25)	-
Net increase (decrease)		(25)	25
Units outstanding, beginning		25	-
Units outstanding, ending		-	25

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$24
Cost of units redeemed/account charges			(24)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	1.25%	8.5%	12/31/2023	$1.03	0	$0	1.00%	8.8%	12/31/2023	$1.04	0	$0	0.75%	9.1%
12/31/2022	0.95	0	0	1.25%	-5.3%	12/31/2022	0.95	0	0	1.00%	-5.2%	12/31/2022	0.95	0	0	0.75%	-5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	9.3%	12/31/2023	$1.04	0	$0	0.25%	9.6%	12/31/2023	$1.05	0	$0	0.00%	9.9%
12/31/2022	0.95	0	0	0.50%	-5.0%	12/31/2022	0.95	0	0	0.25%	-4.9%	12/31/2022	0.95	0	0	0.00%	-4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,527	$26,483	2,031
Receivables: investments sold	19
Payables: investments purchased	-
Net assets	$28,546

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,546	27,585	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$28,546	27,585

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,015
Mortality & expense charges			(1,339)
Net investment income (loss)			(324)

Gain (loss) on investments:
Net realized gain (loss)			11,438
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,210
Net gain (loss)			12,648

Increase (decrease) in net assets from operations			$12,324

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(324)	$3,958
Net realized gain (loss)		11,438	9
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,210	834

Increase (decrease) in net assets from operations		12,324	4,801

Contract owner transactions:
Proceeds from units sold		4,056	163,994
Cost of units redeemed		(156,589)	-
Account charges		(40)	-
Increase (decrease)		(152,573)	163,994
Net increase (decrease)		(140,249)	168,795
Net assets, beginning		168,795	-
Net assets, ending		$28,546	$168,795

Units sold		4,257	179,341
Units redeemed		(156,013)	-
Net increase (decrease)		(151,756)	179,341
Units outstanding, beginning		179,341	-
Units outstanding, ending		27,585	179,341

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$168,050
Cost of units redeemed/account charges			(156,629)
Net investment income (loss)			3,634
Net realized gain (loss)			11,447
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,044
Net assets			$28,546
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	28	$29	1.25%	9.9%	12/31/2023	$1.04	0	$0	1.00%	10.2%	12/31/2023	$1.04	0	$0	0.75%	10.5%
12/31/2022	0.94	179	169	1.25%	-5.9%	12/31/2022	0.94	0	0	1.00%	-5.8%	12/31/2022	0.94	0	0	0.75%	-5.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	10.8%	12/31/2023	$1.05	0	$0	0.25%	11.0%	12/31/2023	$1.05	0	$0	0.00%	11.3%
12/31/2022	0.94	0	0	0.50%	-5.6%	12/31/2022	0.94	0	0	0.25%	-5.5%	12/31/2022	0.95	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,040	$28,118	1,938
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$30,061

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,061	28,887	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$30,061	28,887

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$720
Mortality & expense charges			(363)
Net investment income (loss)			357

Gain (loss) on investments:
Net realized gain (loss)			1,027
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,785
Net gain (loss)			2,812

Increase (decrease) in net assets from operations			$3,169

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$357	$654
Net realized gain (loss)		1,027	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,785	137

Increase (decrease) in net assets from operations		3,169	792

Contract owner transactions:
Proceeds from units sold		15,215	27,974
Cost of units redeemed		(17,089)	-
Account charges		-	-
Increase (decrease)		(1,874)	27,974
Net increase (decrease)		1,295	28,766
Net assets, beginning		28,766	-
Net assets, ending		$30,061	$28,766

Units sold		15,527	30,773
Units redeemed		(17,413)	-
Net increase (decrease)		(1,886)	30,773
Units outstanding, beginning		30,773	-
Units outstanding, ending		28,887	30,773

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$43,189
Cost of units redeemed/account charges			(17,089)
Net investment income (loss)			1,011
Net realized gain (loss)			1,028
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,922
Net assets			$30,061
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	29	$30	1.25%	11.3%	12/31/2023	$1.04	0	$0	1.00%	11.6%	12/31/2023	$1.05	0	$0	0.75%	11.9%
12/31/2022	0.93	31	29	1.25%	-6.5%	12/31/2022	0.94	0	0	1.00%	-6.4%	12/31/2022	0.94	0	0	0.75%	-6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	12.2%	12/31/2023	$1.05	0	$0	0.25%	12.4%	12/31/2023	$1.06	0	$0	0.00%	12.7%
12/31/2022	0.94	0	0	0.50%	-6.3%	12/31/2022	0.94	0	0	0.25%	-6.2%	12/31/2022	0.94	0	0	0.00%	-6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$296,510	$275,744	16,756
Receivables: investments sold	87
Payables: investments purchased	-
Net assets	$296,597

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$296,597	282,770	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$296,597	282,770

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,856
Mortality & expense charges			(2,957)
Net investment income (loss)			3,899

Gain (loss) on investments:
Net realized gain (loss)			2,892
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,185
Net gain (loss)			22,077

Increase (decrease) in net assets from operations			$25,976

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,899	$3,474
Net realized gain (loss)		2,892	11
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		19,185	1,581

Increase (decrease) in net assets from operations		25,976	5,066

Contract owner transactions:
Proceeds from units sold		157,523	159,075
Cost of units redeemed		(50,497)	(36)
Account charges		(469)	(41)
Increase (decrease)		106,557	158,998
Net increase (decrease)		132,533	164,064
Net assets, beginning		164,064	-
Net assets, ending		$296,597	$164,064

Units sold		159,326	176,103
Units redeemed		(52,578)	(81)
Net increase (decrease)		106,748	176,022
Units outstanding, beginning		176,022	-
Units outstanding, ending		282,770	176,022

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$316,598
Cost of units redeemed/account charges			(51,043)
Net investment income (loss)			7,373
Net realized gain (loss)			2,903
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,766
Net assets			$296,597
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	283	$297	1.25%	12.5%	12/31/2023	$1.05	0	$0	1.00%	12.8%	12/31/2023	$1.06	0	$0	0.75%	13.1%
12/31/2022	0.93	176	164	1.25%	-6.8%	12/31/2022	0.93	0	0	1.00%	-6.7%	12/31/2022	0.93	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	13.4%	12/31/2023	$1.06	0	$0	0.25%	13.7%	12/31/2023	$1.07	0	$0	0.00%	13.9%
12/31/2022	0.93	0	0	0.50%	-6.5%	12/31/2022	0.94	0	0	0.25%	-6.4%	12/31/2022	0.94	0	0	0.00%	-6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$842,566	$775,666	44,582
Receivables: investments sold	492
Payables: investments purchased	-
Net assets	$843,058

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$843,058	794,688	$1.06
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$843,058	794,688

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,920
Mortality & expense charges			(10,220)
Net investment income (loss)			8,700

Gain (loss) on investments:
Net realized gain (loss)			29,687
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			59,035
Net gain (loss)			88,722

Increase (decrease) in net assets from operations			$97,422

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,700	$12,384
Net realized gain (loss)		29,687	45
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		59,035	7,865

Increase (decrease) in net assets from operations		97,422	20,294

Contract owner transactions:
Proceeds from units sold		445,440	628,701
Cost of units redeemed		(348,051)	-
Account charges		(748)	-
Increase (decrease)		96,641	628,701
Net increase (decrease)		194,063	648,995
Net assets, beginning		648,995	-
Net assets, ending		$843,058	$648,995

Units sold		448,710	695,790
Units redeemed		(349,812)	-
Net increase (decrease)		98,898	695,790
Units outstanding, beginning		695,790	-
Units outstanding, ending		794,688	695,790

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,074,141
Cost of units redeemed/account charges			(348,799)
Net investment income (loss)			21,084
Net realized gain (loss)			29,732
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			66,900
Net assets			$843,058
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	795	$843	1.25%	13.7%	12/31/2023	$1.06	0	$0	1.00%	14.0%	12/31/2023	$1.07	0	$0	0.75%	14.3%
12/31/2022	0.93	696	649	1.25%	-6.7%	12/31/2022	0.93	0	0	1.00%	-6.6%	12/31/2022	0.93	0	0	0.75%	-6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	14.6%	12/31/2023	$1.08	0	$0	0.25%	14.9%	12/31/2023	$1.08	0	$0	0.00%	15.2%
12/31/2022	0.94	0	0	0.50%	-6.5%	12/31/2022	0.94	0	0	0.25%	-6.4%	12/31/2022	0.94	0	0	0.00%	-6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$633,203	$563,399	29,467
Receivables: investments sold	341
Payables: investments purchased	-
Net assets	$633,544

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$633,544	587,567	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$633,544	587,567

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,249
Mortality & expense charges			(7,827)
Net investment income (loss)			5,422

Gain (loss) on investments:
Net realized gain (loss)			16,409
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			62,314
Net gain (loss)			78,723

Increase (decrease) in net assets from operations			$84,145

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,422	$8,775
Net realized gain (loss)		16,409	38
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		62,314	7,490

Increase (decrease) in net assets from operations		84,145	16,303

Contract owner transactions:
Proceeds from units sold		231,788	506,373
Cost of units redeemed		(204,594)	-
Account charges		(471)	-
Increase (decrease)		26,723	506,373
Net increase (decrease)		110,868	522,676
Net assets, beginning		522,676	-
Net assets, ending		$633,544	$522,676

Units sold		233,379	561,606
Units redeemed		(207,418)	-
Net increase (decrease)		25,961	561,606
Units outstanding, beginning		561,606	-
Units outstanding, ending		587,567	561,606

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$738,161
Cost of units redeemed/account charges			(205,065)
Net investment income (loss)			14,197
Net realized gain (loss)			16,447
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			69,804
Net assets			$633,544
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	588	$634	1.25%	15.9%	12/31/2023	$1.08	0	$0	1.00%	16.1%	12/31/2023	$1.09	0	$0	0.75%	16.4%
12/31/2022	0.93	562	523	1.25%	-6.9%	12/31/2022	0.93	0	0	1.00%	-6.8%	12/31/2022	0.93	0	0	0.75%	-6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	16.7%	12/31/2023	$1.09	0	$0	0.25%	17.0%	12/31/2023	$1.10	0	$0	0.00%	17.3%
12/31/2022	0.93	0	0	0.50%	-6.7%	12/31/2022	0.93	0	0	0.25%	-6.6%	12/31/2022	0.93	0	0	0.00%	-6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$451,068	$403,432	20,323
Receivables: investments sold	107
Payables: investments purchased	-
Net assets	$451,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$451,175	412,015	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$451,175	412,015

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,786
Mortality & expense charges			(4,113)
Net investment income (loss)			4,673

Gain (loss) on investments:
Net realized gain (loss)			1,832
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			45,102
Net gain (loss)			46,934

Increase (decrease) in net assets from operations			$51,607

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,673	$3,315
Net realized gain (loss)		1,832	14
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		45,102	2,534

Increase (decrease) in net assets from operations		51,607	5,863

Contract owner transactions:
Proceeds from units sold		233,167	182,766
Cost of units redeemed		(21,402)	(8)
Account charges		(818)	-
Increase (decrease)		210,947	182,758
Net increase (decrease)		262,554	188,621
Net assets, beginning		188,621	-
Net assets, ending		$451,175	$188,621

Units sold		231,562	203,189
Units redeemed		(22,728)	(8)
Net increase (decrease)		208,834	203,181
Units outstanding, beginning		203,181	-
Units outstanding, ending		412,015	203,181

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$415,933
Cost of units redeemed/account charges			(22,228)
Net investment income (loss)			7,988
Net realized gain (loss)			1,846
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			47,636
Net assets			$451,175
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	412	$451	1.25%	18.0%	12/31/2023	$1.10	0	$0	1.00%	18.3%	12/31/2023	$1.10	0	$0	0.75%	18.5%
12/31/2022	0.93	203	189	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	18.8%	12/31/2023	$1.11	0	$0	0.25%	19.1%	12/31/2023	$1.11	0	$0	0.00%	19.4%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.8%	12/31/2022	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$242,250	$218,415	10,466
Receivables: investments sold	143
Payables: investments purchased	-
Net assets	$242,393

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$242,393	220,505	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$242,393	220,505

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,715
Mortality & expense charges			(3,224)
Net investment income (loss)			1,491

Gain (loss) on investments:
Net realized gain (loss)			14,893
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,723
Net gain (loss)			35,616

Increase (decrease) in net assets from operations			$37,107

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,491	$3,861
Net realized gain (loss)		14,893	16
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,723	3,112

Increase (decrease) in net assets from operations		37,107	6,989

Contract owner transactions:
Proceeds from units sold		149,367	211,979
Cost of units redeemed		(162,601)	-
Account charges		(448)	-
Increase (decrease)		(13,682)	211,979
Net increase (decrease)		23,425	218,968
Net assets, beginning		218,968	-
Net assets, ending		$242,393	$218,968

Units sold		147,982	235,981
Units redeemed		(163,458)	-
Net increase (decrease)		(15,476)	235,981
Units outstanding, beginning		235,981	-
Units outstanding, ending		220,505	235,981

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$361,346
Cost of units redeemed/account charges			(163,049)
Net investment income (loss)			5,352
Net realized gain (loss)			14,909
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,835
Net assets			$242,393
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	221	$242	1.25%	18.5%	12/31/2023	$1.10	0	$0	1.00%	18.8%	12/31/2023	$1.11	0	$0	0.75%	19.1%
12/31/2022	0.93	236	219	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	19.4%	12/31/2023	$1.11	0	$0	0.25%	19.7%	12/31/2023	$1.12	0	$0	0.00%	20.0%
12/31/2022	0.93	0	0	0.50%	-7.0%	12/31/2022	0.93	0	0	0.25%	-6.9%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$119,240	$103,611	5,115
Receivables: investments sold	-
Payables: investments purchased	(561)
Net assets	$118,679

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,679	107,939	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$118,679	107,939

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,313
Mortality & expense charges			(1,310)
Net investment income (loss)			1,003

Gain (loss) on investments:
Net realized gain (loss)			2,877
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,426
Net gain (loss)			17,303

Increase (decrease) in net assets from operations			$18,306

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,003	$1,558
Net realized gain (loss)		2,877	6
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,426	1,203

Increase (decrease) in net assets from operations		18,306	2,767

Contract owner transactions:
Proceeds from units sold		34,180	86,027
Cost of units redeemed		(22,339)	(108)
Account charges		(114)	(40)
Increase (decrease)		11,727	85,879
Net increase (decrease)		30,033	88,646
Net assets, beginning		88,646	-
Net assets, ending		$118,679	$88,646

Units sold		33,951	95,684
Units redeemed		(21,541)	(155)
Net increase (decrease)		12,410	95,529
Units outstanding, beginning		95,529	-
Units outstanding, ending		107,939	95,529

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$120,207
Cost of units redeemed/account charges			(22,601)
Net investment income (loss)			2,561
Net realized gain (loss)			2,883
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,629
Net assets			$118,679
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	108	$119	1.25%	18.5%	12/31/2023	$1.10	0	$0	1.00%	18.8%	12/31/2023	$1.11	0	$0	0.75%	19.1%
12/31/2022	0.93	96	89	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	19.4%	12/31/2023	$1.11	0	$0	0.25%	19.7%	12/31/2023	$1.12	0	$0	0.00%	20.0%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.9%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$575,330	$502,043	29,494
Receivables: investments sold	-
Payables: investments purchased	(12,271)
Net assets	$563,059

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$563,059	512,299	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$563,059	512,299

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,051
Mortality & expense charges			(5,606)
Net investment income (loss)			5,445

Gain (loss) on investments:
Net realized gain (loss)			2,810
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			68,636
Net gain (loss)			71,446

Increase (decrease) in net assets from operations			$76,891

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,445	$5,918
Net realized gain (loss)		2,810	34
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		68,636	4,651

Increase (decrease) in net assets from operations		76,891	10,603

Contract owner transactions:
Proceeds from units sold		184,383	329,887
Cost of units redeemed		(37,950)	(158)
Account charges		(557)	(40)
Increase (decrease)		145,876	329,689
Net increase (decrease)		222,767	340,292
Net assets, beginning		340,292	-
Net assets, ending		$563,059	$340,292

Units sold		183,024	366,939
Units redeemed		(37,451)	(213)
Net increase (decrease)		145,573	366,726
Units outstanding, beginning		366,726	-
Units outstanding, ending		512,299	366,726

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$514,270
Cost of units redeemed/account charges			(38,705)
Net investment income (loss)			11,363
Net realized gain (loss)			2,844
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			73,287
Net assets			$563,059
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	512	$563	1.25%	18.4%	12/31/2023	$1.10	0	$0	1.00%	18.7%	12/31/2023	$1.11	0	$0	0.75%	19.0%
12/31/2022	0.93	367	340	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	19.3%	12/31/2023	$1.11	0	$0	0.25%	19.6%	12/31/2023	$1.12	0	$0	0.00%	19.9%
12/31/2022	0.93	0	0	0.50%	-7.0%	12/31/2022	0.93	0	0	0.25%	-6.9%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$139,242	$123,717	8,616
Receivables: investments sold	80
Payables: investments purchased	-
Net assets	$139,322

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$139,322	126,695	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$139,322	126,695

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,644
Mortality & expense charges			(1,323)
Net investment income (loss)			1,321

Gain (loss) on investments:
Net realized gain (loss)			3,470
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,363
Net gain (loss)			17,833

Increase (decrease) in net assets from operations			$19,154

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,321	$1,676
Net realized gain (loss)		3,470	421
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14,363	1,162

Increase (decrease) in net assets from operations		19,154	3,259

Contract owner transactions:
Proceeds from units sold		67,202	102,091
Cost of units redeemed		(44,368)	(7,724)
Account charges		(212)	(80)
Increase (decrease)		22,622	94,287
Net increase (decrease)		41,776	97,546
Net assets, beginning		97,546	-
Net assets, ending		$139,322	$97,546

Units sold		66,784	113,326
Units redeemed		(45,189)	(8,226)
Net increase (decrease)		21,595	105,100
Units outstanding, beginning		105,100	-
Units outstanding, ending		126,695	105,100

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$169,293
Cost of units redeemed/account charges			(52,384)
Net investment income (loss)			2,997
Net realized gain (loss)			3,891
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,525
Net assets			$139,322
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	127	$139	1.25%	18.5%	12/31/2023	$1.10	0	$0	1.00%	18.8%	12/31/2023	$1.11	0	$0	0.75%	19.1%
12/31/2022	0.93	105	98	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	19.4%	12/31/2023	$1.11	0	$0	0.25%	19.7%	12/31/2023	$1.12	0	$0	0.00%	20.0%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.8%	12/31/2022	0.93	0	0	0.00%	-6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,383	$58,010	4,851
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$63,403

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,403	57,690	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$63,403	57,690

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,176
Mortality & expense charges			(438)
Net investment income (loss)			738

Gain (loss) on investments:
Net realized gain (loss)			864
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,780
Net gain (loss)			5,644

Increase (decrease) in net assets from operations			$6,382

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$738	$(34)
Net realized gain (loss)		864	1
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,780	593

Increase (decrease) in net assets from operations		6,382	560

Contract owner transactions:
Proceeds from units sold		48,765	19,664
Cost of units redeemed		(11,539)	(156)
Account charges		(233)	(40)
Increase (decrease)		36,993	19,468
Net increase (decrease)		43,375	20,028
Net assets, beginning		20,028	-
Net assets, ending		$63,403	$20,028

Units sold		48,119	21,781
Units redeemed		(12,005)	(205)
Net increase (decrease)		36,114	21,576
Units outstanding, beginning		21,576	-
Units outstanding, ending		57,690	21,576

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$68,429
Cost of units redeemed/account charges			(11,968)
Net investment income (loss)			704
Net realized gain (loss)			865
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,373
Net assets			$63,403
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	58	$63	1.25%	18.4%	12/31/2023	$1.10	0	$0	1.00%	18.7%	12/31/2023	$1.11	0	$0	0.75%	19.0%
12/31/2022	0.93	22	20	1.25%	-7.2%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.93	0	0	0.75%	-7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	19.3%	12/31/2023	$1.11	0	$0	0.25%	19.6%	12/31/2023	$1.12	0	$0	0.00%	19.9%
12/31/2022	0.93	0	0	0.50%	-6.9%	12/31/2022	0.93	0	0	0.25%	-6.8%	12/31/2022	0.93	0	0	0.00%	-6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Frdm Idx Inc I Prem Other Class - 06-6H6 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /18 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	1.25%	7.0%	12/31/2023	$1.02	0	$0	1.00%	7.2%	12/31/2023	$1.03	0	$0	0.75%	7.5%
12/31/2022	0.95	0	0	1.25%	-4.5%	12/31/2022	0.96	0	0	1.00%	-4.4%	12/31/2022	0.96	0	0	0.75%	-4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	0.50%	7.8%	12/31/2023	$1.04	0	$0	0.25%	8.1%	12/31/2023	$1.04	0	$0	0.00%	8.3%
12/31/2022	0.96	0	0	0.50%	-4.3%	12/31/2022	0.96	0	0	0.25%	-4.2%	12/31/2022	0.96	0	0	0.00%	-4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Adv Value Z Inst Class - 06-6PM (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	1.25%	11.1%	12/31/2023	$1.11	0	$0	1.00%	11.2%	12/31/2023	$1.11	0	$0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	11.4%	12/31/2023	$1.11	0	$0	0.25%	11.5%	12/31/2023	$1.12	0	$0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Fidelity Inv MM Fds Gov Instl Class - 06-6PP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.4%	12/31/2023	$1.02	0	$0	1.00%	1.5%	12/31/2023	$1.02	0	$0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	1.7%	12/31/2023	$1.02	0	$0	0.25%	1.8%	12/31/2023	$1.02	0	$0	0.00%	1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Overseas Fund R6 Class - 06-3VF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,163,383	$2,141,143	88,549
Receivables: investments sold	37,071
Payables: investments purchased	-
Net assets	$2,200,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,200,454	1,838,887	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$2,200,454	1,838,887

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$41,501
Mortality & expense charges			(19,509)
Net investment income (loss)			21,992

Gain (loss) on investments:
Net realized gain (loss)			79,741
Realized gain distributions			10,873
Net change in unrealized appreciation (depreciation)			(12,066)
Net gain (loss)			78,548

Increase (decrease) in net assets from operations			$100,540

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,992	$290
Net realized gain (loss)		79,741	(12,539)
Realized gain distributions		10,873	41,743
Net change in unrealized appreciation (depreciation)		(12,066)	35,195

Increase (decrease) in net assets from operations		100,540	64,689

Contract owner transactions:
Proceeds from units sold		2,218,777	1,385,248
Cost of units redeemed		(1,317,016)	(282,544)
Account charges		(1,042)	(269)
Increase (decrease)		900,719	1,102,435
Net increase (decrease)		1,001,259	1,167,124
Net assets, beginning		1,199,195	32,071
Net assets, ending		$2,200,454	$1,199,195

Units sold		1,943,969	1,338,934
Units redeemed		(1,201,577)	(269,148)
Net increase (decrease)		742,392	1,069,786
Units outstanding, beginning		1,096,495	26,709
Units outstanding, ending		1,838,887	1,096,495

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,697,349
Cost of units redeemed/account charges			(1,665,085)
Net investment income (loss)			22,657
Net realized gain (loss)			70,003
Realized gain distributions			53,290
Net change in unrealized appreciation (depreciation)			22,240
Net assets			$2,200,454
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	1,839	$2,200	1.25%	9.4%	12/31/2023	$1.21	0	$0	1.00%	9.7%	12/31/2023	$1.23	0	$0	0.75%	10.0%
12/31/2022	1.09	1,096	1,199	1.25%	-8.9%	12/31/2022	1.10	0	0	1.00%	-8.7%	12/31/2022	1.11	0	0	0.75%	-8.5%
12/31/2021	1.20	27	32	1.25%	4.0%	12/31/2021	1.21	0	0	1.00%	4.3%	12/31/2021	1.22	0	0	0.75%	4.5%
12/31/2020	1.15	0	0	1.25%	6.0%	12/31/2020	1.16	0	0	1.00%	6.3%	12/31/2020	1.17	0	0	0.75%	6.6%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	9.1%	12/31/2019	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	10.2%	12/31/2023	$1.26	0	$0	0.25%	10.5%	12/31/2023	$1.27	0	$0	0.00%	10.8%
12/31/2022	1.13	0	0	0.50%	-8.2%	12/31/2022	1.14	0	0	0.25%	-8.0%	12/31/2022	1.15	0	0	0.00%	-7.8%
12/31/2021	1.23	0	0	0.50%	4.8%	12/31/2021	1.24	0	0	0.25%	5.0%	12/31/2021	1.24	0	0	0.00%	5.3%
12/31/2020	1.17	0	0	0.50%	6.8%	12/31/2020	1.18	0	0	0.25%	7.1%	12/31/2020	1.18	0	0	0.00%	7.4%
12/31/2019	1.10	0	0	0.50%	9.6%	12/31/2019	1.10	0	0	0.25%	9.8%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	0.9%
2021	7.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Global Fund R6 Class - 06-3VC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,088,988	$1,063,719	17,031
Receivables: investments sold	-
Payables: investments purchased	(8,356)
Net assets	$1,080,632

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,080,632	803,680	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$1,080,632	803,680

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$20,545
Mortality & expense charges			(11,075)
Net investment income (loss)			9,470

Gain (loss) on investments:
Net realized gain (loss)			(7,374)
Realized gain distributions			28,593
Net change in unrealized appreciation (depreciation)			85,899
Net gain (loss)			107,118

Increase (decrease) in net assets from operations			$116,588

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,470	$(5,374)
Net realized gain (loss)		(7,374)	(739)
Realized gain distributions		28,593	26,006
Net change in unrealized appreciation (depreciation)		85,899	(70,832)

Increase (decrease) in net assets from operations		116,588	(50,939)

Contract owner transactions:
Proceeds from units sold		682,954	72,771
Cost of units redeemed		(404,791)	(7,501)
Account charges		(158)	(114)
Increase (decrease)		278,005	65,156
Net increase (decrease)		394,593	14,217
Net assets, beginning		686,039	671,822
Net assets, ending		$1,080,632	$686,039

Units sold		546,336	59,199
Units redeemed		(312,914)	(6,315)
Net increase (decrease)		233,422	52,884
Units outstanding, beginning		570,258	517,374
Units outstanding, ending		803,680	570,258

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,128,770
Cost of units redeemed/account charges			(1,173,872)
Net investment income (loss)			15,198
Net realized gain (loss)			(2,650)
Realized gain distributions			87,917
Net change in unrealized appreciation (depreciation)			25,269
Net assets			$1,080,632
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	804	$1,081	1.25%	11.8%	12/31/2023	$1.36	0	$0	1.00%	12.0%	12/31/2023	$1.38	0	$0	0.75%	12.3%
12/31/2022	1.20	570	686	1.25%	-7.4%	12/31/2022	1.21	0	0	1.00%	-7.1%	12/31/2022	1.23	0	0	0.75%	-6.9%
12/31/2021	1.30	517	672	1.25%	11.2%	12/31/2021	1.31	0	0	1.00%	11.5%	12/31/2021	1.32	0	0	0.75%	11.8%
12/31/2020	1.17	264	308	1.25%	7.3%	12/31/2020	1.17	0	0	1.00%	7.6%	12/31/2020	1.18	0	0	0.75%	7.8%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	9.1%	12/31/2019	1.09	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	12.6%	12/31/2023	$1.41	0	$0	0.25%	12.9%	12/31/2023	$1.43	0	$0	0.00%	13.2%
12/31/2022	1.24	0	0	0.50%	-6.7%	12/31/2022	1.25	0	0	0.25%	-6.4%	12/31/2022	1.26	0	0	0.00%	-6.2%
12/31/2021	1.33	0	0	0.50%	12.0%	12/31/2021	1.34	0	0	0.25%	12.3%	12/31/2021	1.35	0	0	0.00%	12.6%
12/31/2020	1.18	0	0	0.50%	8.1%	12/31/2020	1.19	0	0	0.25%	8.4%	12/31/2020	1.20	0	0	0.00%	8.7%
12/31/2019	1.10	0	0	0.50%	9.5%	12/31/2019	1.10	0	0	0.25%	9.8%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	0.4%
2021	3.1%
2020	2.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Gold R6 R- 06-6NG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.98
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /18 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	1.25%	-2.2%	12/31/2023	$0.98	0	$0	1.00%	-2.0%	12/31/2023	$0.98	0	$0	0.75%	-1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	-1.7%	12/31/2023	$0.98	0	$0	0.25%	-1.6%	12/31/2023	$0.99	0	$0	0.00%	-1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust First Eagle Small Cap Opp R6 Retirement- 06-6MW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	1.25%	14.5%	12/31/2023	$1.15	0	$0	1.00%	14.8%	12/31/2023	$1.15	0	$0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	15.2%	12/31/2023	$1.15	0	$0	0.25%	15.4%	12/31/2023	$1.16	0	$0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund A Class - 06-312

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$402,718	$377,291	50,168
Receivables: investments sold	134
Payables: investments purchased	-
Net assets	$402,852

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$402,852	317,484	$1.27
Band 100	-	-	1.32
Band 75	-	-	1.38
Band 50	-	-	1.44
Band 25	-	-	1.50
Band 0	-	-	1.56
Total	$402,852	317,484

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,497
Mortality & expense charges			(4,543)
Net investment income (loss)			4,954

Gain (loss) on investments:
Net realized gain (loss)			645
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			56,007
Net gain (loss)			56,652

Increase (decrease) in net assets from operations			$61,606

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,954	$(2)
Net realized gain (loss)		645	(4,789)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		56,007	(10,059)

Increase (decrease) in net assets from operations		61,606	(14,850)

Contract owner transactions:
Proceeds from units sold		45,166	44,067
Cost of units redeemed		(27,988)	(39,255)
Account charges		(312)	(373)
Increase (decrease)		16,866	4,439
Net increase (decrease)		78,472	(10,411)
Net assets, beginning		324,380	334,791
Net assets, ending		$402,852	$324,380

Units sold		38,264	42,401
Units redeemed		(23,632)	(37,179)
Net increase (decrease)		14,632	5,222
Units outstanding, beginning		302,852	297,630
Units outstanding, ending		317,484	302,852

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,720,673
Cost of units redeemed/account charges			(4,528,159)
Net investment income (loss)			95,521
Net realized gain (loss)			(28,800)
Realized gain distributions			118,190
Net change in unrealized appreciation (depreciation)			25,427
Net assets			$402,852
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	317	$403	1.25%	18.5%	12/31/2023	$1.32	0	$0	1.00%	18.8%	12/31/2023	$1.38	0	$0	0.75%	19.1%
12/31/2022	1.07	303	324	1.25%	-4.8%	12/31/2022	1.11	0	0	1.00%	-4.5%	12/31/2022	1.16	0	0	0.75%	-4.3%
12/31/2021	1.12	298	335	1.25%	3.8%	12/31/2021	1.17	0	0	1.00%	4.0%	12/31/2021	1.21	0	0	0.75%	4.3%
12/31/2020	1.08	581	630	1.25%	-1.7%	12/31/2020	1.12	0	0	1.00%	-1.5%	12/31/2020	1.16	0	0	0.75%	-1.2%
12/31/2019	1.10	608	671	1.25%	11.1%	12/31/2019	1.14	0	0	1.00%	11.3%	12/31/2019	1.17	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	19.4%	12/31/2023	$1.50	0	$0	0.25%	19.7%	12/31/2023	$1.56	0	$0	0.00%	20.0%
12/31/2022	1.20	0	0	0.50%	-4.1%	12/31/2022	1.25	0	0	0.25%	-3.8%	12/31/2022	1.30	0	0	0.00%	-3.6%
12/31/2021	1.26	0	0	0.50%	4.5%	12/31/2021	1.30	0	0	0.25%	4.8%	12/31/2021	1.35	0	0	0.00%	5.1%
12/31/2020	1.20	0	0	0.50%	-1.0%	12/31/2020	1.24	0	0	0.25%	-0.7%	12/31/2020	1.29	0	0	0.00%	-0.5%
12/31/2019	1.21	0	0	0.50%	11.9%	12/31/2019	1.25	0	0	0.25%	12.2%	12/31/2019	1.29	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	1.2%
2021	2.7%
2020	1.3%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund R Class - 06-925

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$160,308	$137,421	6,360
Receivables: investments sold	-
Payables: investments purchased	(22)
Net assets	$160,286

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$160,286	76,029	$2.11
Band 100	-	-	2.22
Band 75	-	-	2.33
Band 50	-	-	2.45
Band 25	-	-	2.58
Band 0	-	-	2.72
Total	$160,286	76,029

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,703
Mortality & expense charges			(1,856)
Net investment income (loss)			(153)

Gain (loss) on investments:
Net realized gain (loss)			303
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			25,816
Net gain (loss)			26,119

Increase (decrease) in net assets from operations			$25,966

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(153)	$(906)
Net realized gain (loss)		303	(2,671)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		25,816	(24,599)

Increase (decrease) in net assets from operations		25,966	(28,176)

Contract owner transactions:
Proceeds from units sold		-	162
Cost of units redeemed		(1,742)	(36,838)
Account charges		(31)	(34)
Increase (decrease)		(1,773)	(36,710)
Net increase (decrease)		24,193	(64,886)
Net assets, beginning		136,093	200,979
Net assets, ending		$160,286	$136,093

Units sold		-	253
Units redeemed		(897)	(22,008)
Net increase (decrease)		(897)	(21,755)
Units outstanding, beginning		76,926	98,681
Units outstanding, ending		76,029	76,926

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,904,911
Cost of units redeemed/account charges			(16,990,863)
Net investment income (loss)			161,374
Net realized gain (loss)			(495,952)
Realized gain distributions			1,557,929
Net change in unrealized appreciation (depreciation)			22,887
Net assets			$160,286
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.11	76	$160	1.25%	19.2%	12/31/2023	$2.22	0	$0	1.00%	19.5%	12/31/2023	$2.33	0	$0	0.75%	19.8%
12/31/2022	1.77	77	136	1.25%	-13.0%	12/31/2022	1.86	0	0	1.00%	-12.8%	12/31/2022	1.95	0	0	0.75%	-12.6%
12/31/2021	2.03	95	193	1.25%	3.5%	12/31/2021	2.13	4	8	1.00%	3.8%	12/31/2021	2.23	0	0	0.75%	4.1%
12/31/2020	1.96	91	179	1.25%	4.1%	12/31/2020	2.05	4	8	1.00%	4.4%	12/31/2020	2.14	0	0	0.75%	4.7%
12/31/2019	1.89	102	192	1.25%	13.1%	12/31/2019	1.96	4	7	1.00%	13.4%	12/31/2019	2.05	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.45	0	$0	0.50%	20.1%	12/31/2023	$2.58	0	$0	0.25%	20.4%	12/31/2023	$2.72	0	$0	0.00%	20.7%
12/31/2022	2.04	0	0	0.50%	-12.3%	12/31/2022	2.14	0	0	0.25%	-12.1%	12/31/2022	2.25	0	0	0.00%	-11.9%
12/31/2021	2.33	0	0	0.50%	4.3%	12/31/2021	2.44	0	0	0.25%	4.6%	12/31/2021	2.56	0	0	0.00%	4.9%
12/31/2020	2.23	0	0	0.50%	4.9%	12/31/2020	2.33	0	0	0.25%	5.2%	12/31/2020	2.44	0	0	0.00%	5.4%
12/31/2019	2.13	0	0	0.50%	14.0%	12/31/2019	2.22	0	0	0.25%	14.3%	12/31/2019	2.31	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.7%
2021	1.5%
2020	0.7%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund R Class - 06-920

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$154,003	$145,883	19,736
Receivables: investments sold	727
Payables: investments purchased	-
Net assets	$154,730

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$134,179	62,081	$2.16
Band 100	20,551	9,039	2.27
Band 75	-	-	2.39
Band 50	-	-	2.52
Band 25	-	-	2.65
Band 0	-	-	2.79
Total	$154,730	71,120

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,370
Mortality & expense charges			(2,199)
Net investment income (loss)			1,171

Gain (loss) on investments:
Net realized gain (loss)			10,372
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,076
Net gain (loss)			26,448

Increase (decrease) in net assets from operations			$27,619

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,171	$(410)
Net realized gain (loss)		10,372	(2,912)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,076	(9,317)

Increase (decrease) in net assets from operations		27,619	(12,639)

Contract owner transactions:
Proceeds from units sold		141,269	67,446
Cost of units redeemed		(185,938)	(94,408)
Account charges		(145)	(451)
Increase (decrease)		(44,814)	(27,413)
Net increase (decrease)		(17,195)	(40,052)
Net assets, beginning		171,925	211,977
Net assets, ending		$154,730	$171,925

Units sold		69,808	35,362
Units redeemed		(92,275)	(51,372)
Net increase (decrease)		(22,467)	(16,010)
Units outstanding, beginning		93,587	109,597
Units outstanding, ending		71,120	93,587

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,768,232
Cost of units redeemed/account charges			(5,949,191)
Net investment income (loss)			103,706
Net realized gain (loss)			(360,916)
Realized gain distributions			584,779
Net change in unrealized appreciation (depreciation)			8,120
Net assets			$154,730
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.16	62	$134	1.25%	18.2%	12/31/2023	$2.27	9	$21	1.00%	18.5%	12/31/2023	$2.39	0	$0	0.75%	18.8%
12/31/2022	1.83	85	155	1.25%	-5.1%	12/31/2022	1.92	9	17	1.00%	-4.8%	12/31/2022	2.01	0	0	0.75%	-4.6%
12/31/2021	1.93	100	192	1.25%	3.7%	12/31/2021	2.02	10	20	1.00%	3.9%	12/31/2021	2.11	0	0	0.75%	4.2%
12/31/2020	1.86	131	243	1.25%	-2.1%	12/31/2020	1.94	10	19	1.00%	-1.8%	12/31/2020	2.03	0	0	0.75%	-1.6%
12/31/2019	1.90	181	344	1.25%	10.9%	12/31/2019	1.98	18	35	1.00%	11.2%	12/31/2019	2.06	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.52	0	$0	0.50%	19.1%	12/31/2023	$2.65	0	$0	0.25%	19.4%	12/31/2023	$2.79	0	$0	0.00%	19.7%
12/31/2022	2.11	0	0	0.50%	-4.4%	12/31/2022	2.22	0	0	0.25%	-4.1%	12/31/2022	2.33	0	0	0.00%	-3.9%
12/31/2021	2.21	0	0	0.50%	4.4%	12/31/2021	2.31	0	0	0.25%	4.7%	12/31/2021	2.42	0	0	0.00%	5.0%
12/31/2020	2.11	0	0	0.50%	-1.3%	12/31/2020	2.21	0	0	0.25%	-1.1%	12/31/2020	2.31	0	0	0.00%	-0.8%
12/31/2019	2.14	0	0	0.50%	11.8%	12/31/2019	2.23	0	0	0.25%	12.1%	12/31/2019	2.33	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	0.9%
2021	3.4%
2020	0.9%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund A Class - 06-819

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1	$1	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1	-	$3.84
Band 100	-	-	3.96
Band 75	-	-	4.09
Band 50	-	-	4.22
Band 25	-	-	4.35
Band 0	-	-	4.49
Total	$1	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(12,376)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(10,004)

Increase (decrease) in net assets from operations		-	(22,380)

Contract owner transactions:
Proceeds from units sold		-	12,138
Cost of units redeemed		-	(139,529)
Account charges		-	(23)
Increase (decrease)		-	(127,414)
Net increase (decrease)		-	(149,794)
Net assets, beginning		1	149,795
Net assets, ending		$1	$1

Units sold		-	3,097
Units redeemed		-	(34,986)
Net increase (decrease)		-	(31,889)
Units outstanding, beginning		-	31,889
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$29,193,122
Cost of units redeemed/account charges			(31,156,089)
Net investment income (loss)			(214,895)
Net realized gain (loss)			1,624,967
Realized gain distributions			552,896
Net change in unrealized appreciation (depreciation)			-
Net assets			$1
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.84	0	$0	1.25%	26.1%	12/31/2023	$3.96	0	$0	1.00%	26.4%	12/31/2023	$4.09	0	$0	0.75%	26.7%
12/31/2022	3.05	0	0	1.25%	-26.0%	12/31/2022	3.14	0	0	1.00%	-25.8%	12/31/2022	3.23	0	0	0.75%	-25.6%
12/31/2021	4.12	0	0	1.25%	20.3%	12/31/2021	4.23	0	0	1.00%	20.6%	12/31/2021	4.34	0	0	0.75%	20.9%
12/31/2020	3.42	61	208	1.25%	29.0%	12/31/2020	3.51	0	0	1.00%	29.3%	12/31/2020	3.59	0	0	0.75%	29.7%
12/31/2019	2.65	195	517	1.25%	30.5%	12/31/2019	2.71	0	0	1.00%	30.9%	12/31/2019	2.77	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.22	0	$0	0.50%	27.0%	12/31/2023	$4.35	0	$0	0.25%	27.3%	12/31/2023	$4.49	0	$0	0.00%	27.7%
12/31/2022	3.32	0	0	0.50%	-25.5%	12/31/2022	3.42	0	0	0.25%	-25.3%	12/31/2022	3.52	0	0	0.00%	-25.1%
12/31/2021	4.46	0	0	0.50%	21.2%	12/31/2021	4.58	0	0	0.25%	21.5%	12/31/2021	4.70	32	150	0.00%	21.8%
12/31/2020	3.68	0	0	0.50%	30.0%	12/31/2020	3.77	0	0	0.25%	30.3%	12/31/2020	3.86	29	111	0.00%	30.6%
12/31/2019	2.83	0	0	0.50%	31.5%	12/31/2019	2.89	0	0	0.25%	31.8%	12/31/2019	2.95	20	59	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund R Class - 06-818

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$124,017	$117,961	1,027
Receivables: investments sold	435
Payables: investments purchased	-
Net assets	$124,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$124,452	33,413	$3.72
Band 100	-	-	3.84
Band 75	-	-	3.97
Band 50	-	-	4.09
Band 25	-	-	4.22
Band 0	-	-	4.36
Total	$124,452	33,413

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(542)
Net investment income (loss)			(542)

Gain (loss) on investments:
Net realized gain (loss)			(306)
Realized gain distributions			7,172
Net change in unrealized appreciation (depreciation)			13,168
Net gain (loss)			20,034

Increase (decrease) in net assets from operations			$19,492

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(542)	$(977)
Net realized gain (loss)		(306)	23,138
Realized gain distributions		7,172	2,263
Net change in unrealized appreciation (depreciation)		13,168	(84,410)

Increase (decrease) in net assets from operations		19,492	(59,986)

Contract owner transactions:
Proceeds from units sold		160,999	16,234
Cost of units redeemed		(79,432)	(353,427)
Account charges		(1)	(21)
Increase (decrease)		81,566	(337,214)
Net increase (decrease)		101,058	(397,200)
Net assets, beginning		23,394	420,594
Net assets, ending		$124,452	$23,394

Units sold		49,255	4,726
Units redeemed		(23,742)	(101,657)
Net increase (decrease)		25,513	(96,931)
Units outstanding, beginning		7,900	104,831
Units outstanding, ending		33,413	7,900

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,873,474
Cost of units redeemed/account charges			(3,339,772)
Net investment income (loss)			(47,955)
Net realized gain (loss)			480,194
Realized gain distributions			152,455
Net change in unrealized appreciation (depreciation)			6,056
Net assets			$124,452
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.72	33	$124	1.25%	25.8%	12/31/2023	$3.84	0	$0	1.00%	26.1%	12/31/2023	$3.97	0	$0	0.75%	26.4%
12/31/2022	2.96	8	23	1.25%	-26.2%	12/31/2022	3.05	0	0	1.00%	-26.0%	12/31/2022	3.14	0	0	0.75%	-25.8%
12/31/2021	4.01	105	421	1.25%	20.0%	12/31/2021	4.12	0	0	1.00%	20.3%	12/31/2021	4.23	0	0	0.75%	20.6%
12/31/2020	3.34	101	338	1.25%	28.7%	12/31/2020	3.42	0	0	1.00%	29.0%	12/31/2020	3.51	0	0	0.75%	29.3%
12/31/2019	2.60	181	471	1.25%	30.2%	12/31/2019	2.65	0	0	1.00%	30.5%	12/31/2019	2.71	0	0	0.75%	30.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.09	0	$0	0.50%	26.7%	12/31/2023	$4.22	0	$0	0.25%	27.0%	12/31/2023	$4.36	0	$0	0.00%	27.4%
12/31/2022	3.23	0	0	0.50%	-25.6%	12/31/2022	3.32	0	0	0.25%	-25.4%	12/31/2022	3.42	0	0	0.00%	-25.3%
12/31/2021	4.34	0	0	0.50%	20.9%	12/31/2021	4.46	0	0	0.25%	21.2%	12/31/2021	4.58	0	0	0.00%	21.5%
12/31/2020	3.59	0	0	0.50%	29.7%	12/31/2020	3.68	0	0	0.25%	30.0%	12/31/2020	3.77	0	0	0.00%	30.3%
12/31/2019	2.77	0	0	0.50%	31.2%	12/31/2019	2.83	0	0	0.25%	31.5%	12/31/2019	2.89	0	0	0.00%	31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund R Class - 06-724

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$470,946	$470,864	207,514
Receivables: investments sold	110
Payables: investments purchased	-
Net assets	$471,056

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$243,504	146,092	$1.67
Band 100	227,552	132,776	1.71
Band 75	-	-	1.76
Band 50	-	-	1.81
Band 25	-	-	1.86
Band 0	-	-	1.92
Total	$471,056	278,868

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19,531
Mortality & expense charges			(4,012)
Net investment income (loss)			15,519

Gain (loss) on investments:
Net realized gain (loss)			(2,443)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,253
Net gain (loss)			8,810

Increase (decrease) in net assets from operations			$24,329

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,519	$15,194
Net realized gain (loss)		(2,443)	(1,599)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,253	(45,446)

Increase (decrease) in net assets from operations		24,329	(31,851)

Contract owner transactions:
Proceeds from units sold		158,732	33,626
Cost of units redeemed		(52,624)	(117,948)
Account charges		(69)	(254)
Increase (decrease)		106,039	(84,576)
Net increase (decrease)		130,368	(116,427)
Net assets, beginning		340,688	457,115
Net assets, ending		$471,056	$340,688

Units sold		97,318	20,716
Units redeemed		(33,548)	(75,882)
Net increase (decrease)		63,770	(55,166)
Units outstanding, beginning		215,098	270,264
Units outstanding, ending		278,868	215,098

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,400,328
Cost of units redeemed/account charges			(2,159,243)
Net investment income (loss)			208,577
Net realized gain (loss)			12,001
Realized gain distributions			9,311
Net change in unrealized appreciation (depreciation)			82
Net assets			$471,056
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	146	$244	1.25%	6.6%	12/31/2023	$1.71	133	$228	1.00%	6.9%	12/31/2023	$1.76	0	$0	0.75%	7.1%
12/31/2022	1.56	106	165	1.25%	-6.7%	12/31/2022	1.60	110	176	1.00%	-6.5%	12/31/2022	1.64	0	0	0.75%	-6.2%
12/31/2021	1.68	163	273	1.25%	15.7%	12/31/2021	1.71	108	184	1.00%	16.0%	12/31/2021	1.75	0	0	0.75%	16.3%
12/31/2020	1.45	192	278	1.25%	2.0%	12/31/2020	1.48	181	268	1.00%	2.2%	12/31/2020	1.51	0	0	0.75%	2.5%
12/31/2019	1.42	185	263	1.25%	13.7%	12/31/2019	1.45	274	396	1.00%	14.0%	12/31/2019	1.47	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	0	$0	0.50%	7.4%	12/31/2023	$1.86	0	$0	0.25%	7.7%	12/31/2023	$1.92	0	$0	0.00%	7.9%
12/31/2022	1.69	0	0	0.50%	-6.0%	12/31/2022	1.73	0	0	0.25%	-5.8%	12/31/2022	1.77	0	0	0.00%	-5.5%
12/31/2021	1.79	0	0	0.50%	16.6%	12/31/2021	1.84	0	0	0.25%	16.9%	12/31/2021	1.88	0	0	0.00%	17.2%
12/31/2020	1.54	8	12	0.50%	2.7%	12/31/2020	1.57	0	0	0.25%	3.0%	12/31/2020	1.60	0	0	0.00%	3.3%
12/31/2019	1.50	8	12	0.50%	14.6%	12/31/2019	1.53	0	0	0.25%	14.8%	12/31/2019	1.55	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.8%
2022	4.9%
2021	4.2%
2020	5.4%
2019	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund Advisor Class - 06-719

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$976	$899	422
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$975

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$975	553	$1.76
Band 100	-	-	1.81
Band 75	-	-	1.87
Band 50	-	-	1.92
Band 25	-	-	1.97
Band 0	-	-	2.03
Total	$975	553

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$30,728
Mortality & expense charges			(7,139)
Net investment income (loss)			23,589

Gain (loss) on investments:
Net realized gain (loss)			(46,091)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,772
Net gain (loss)			(43,319)

Increase (decrease) in net assets from operations			$(19,730)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,589	$8,607
Net realized gain (loss)		(46,091)	76,579
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,772	(86,163)

Increase (decrease) in net assets from operations		(19,730)	(977)

Contract owner transactions:
Proceeds from units sold		1,212,510	16,377
Cost of units redeemed		(1,227,687)	(789,214)
Account charges		(5)	(3)
Increase (decrease)		(15,182)	(772,840)
Net increase (decrease)		(34,912)	(773,817)
Net assets, beginning		35,887	809,704
Net assets, ending		$975	$35,887

Units sold		717,674	9,593
Units redeemed		(738,981)	(450,761)
Net increase (decrease)		(21,307)	(441,168)
Units outstanding, beginning		21,860	463,028
Units outstanding, ending		553	21,860

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,280,838
Cost of units redeemed/account charges			(5,649,986)
Net investment income (loss)			328,220
Net realized gain (loss)			25,377
Realized gain distributions			16,449
Net change in unrealized appreciation (depreciation)			77
Net assets			$975
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	1	$1	1.25%	7.5%	12/31/2023	$1.81	0	$0	1.00%	7.7%	12/31/2023	$1.87	0	$0	0.75%	8.0%
12/31/2022	1.64	22	36	1.25%	-6.1%	12/31/2022	1.68	0	0	1.00%	-5.9%	12/31/2022	1.73	0	0	0.75%	-5.7%
12/31/2021	1.75	463	810	1.25%	16.0%	12/31/2021	1.79	0	0	1.00%	16.3%	12/31/2021	1.83	0	0	0.75%	16.6%
12/31/2020	1.51	439	662	1.25%	2.4%	12/31/2020	1.54	0	0	1.00%	2.7%	12/31/2020	1.57	0	0	0.75%	2.9%
12/31/2019	1.47	543	799	1.25%	14.6%	12/31/2019	1.50	0	0	1.00%	14.9%	12/31/2019	1.52	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.92	0	$0	0.50%	8.3%	12/31/2023	$1.97	0	$0	0.25%	8.6%	12/31/2023	$2.03	0	$0	0.00%	8.8%
12/31/2022	1.77	0	0	0.50%	-5.4%	12/31/2022	1.82	0	0	0.25%	-5.2%	12/31/2022	1.86	0	0	0.00%	-4.9%
12/31/2021	1.87	0	0	0.50%	16.9%	12/31/2021	1.92	0	0	0.25%	17.2%	12/31/2021	1.96	0	0	0.00%	17.5%
12/31/2020	1.60	0	0	0.50%	3.2%	12/31/2020	1.63	0	0	0.25%	3.5%	12/31/2020	1.67	0	0	0.00%	3.7%
12/31/2019	1.55	0	0	0.50%	15.4%	12/31/2019	1.58	0	0	0.25%	15.7%	12/31/2019	1.61	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	166.7%
2022	2.6%
2021	4.7%
2020	4.8%
2019	5.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund R Class - 06-726 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.01
Band 100	-	-	2.07
Band 75	-	-	2.13
Band 50	-	-	2.19
Band 25	-	-	2.25
Band 0	-	-	2.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$807,454
Cost of units redeemed/account charges			(857,743)
Net investment income (loss)			10,911
Net realized gain (loss)			(47,669)
Realized gain distributions			87,047
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	0	$0	1.25%	18.5%	12/31/2023	$2.07	0	$0	1.00%	18.8%	12/31/2023	$2.13	0	$0	0.75%	19.1%
12/31/2022	1.70	0	0	1.25%	-6.4%	12/31/2022	1.74	0	0	1.00%	-6.2%	12/31/2022	1.79	0	0	0.75%	-5.9%
12/31/2021	1.82	0	0	1.25%	17.6%	12/31/2021	1.86	0	0	1.00%	17.9%	12/31/2021	1.90	0	0	0.75%	18.2%
12/31/2020	1.54	0	0	1.25%	-6.1%	12/31/2020	1.58	0	0	1.00%	-5.8%	12/31/2020	1.61	0	0	0.75%	-5.6%
12/31/2019	1.64	0	0	1.25%	22.5%	12/31/2019	1.67	0	0	1.00%	22.9%	12/31/2019	1.70	0	0	0.75%	23.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.19	0	$0	0.50%	19.4%	12/31/2023	$2.25	0	$0	0.25%	19.7%	12/31/2023	$2.31	0	$0	0.00%	20.0%
12/31/2022	1.83	0	0	0.50%	-5.7%	12/31/2022	1.88	0	0	0.25%	-5.5%	12/31/2022	1.93	0	0	0.00%	-5.2%
12/31/2021	1.94	0	0	0.50%	18.5%	12/31/2021	1.99	0	0	0.25%	18.8%	12/31/2021	2.03	0	0	0.00%	19.1%
12/31/2020	1.64	0	0	0.50%	-5.3%	12/31/2020	1.67	0	0	0.25%	-5.1%	12/31/2020	1.71	0	0	0.00%	-4.9%
12/31/2019	1.73	0	0	0.50%	23.5%	12/31/2019	1.76	0	0	0.25%	23.8%	12/31/2019	1.80	0	0	0.00%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund Z Class - 06-723

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,630	$188,862	6,007
Receivables: investments sold	-
Payables: investments purchased	(160)
Net assets	$183,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,470	86,169	$2.13
Band 100	-	-	2.19
Band 75	-	-	2.25
Band 50	-	-	2.31
Band 25	-	-	2.38
Band 0	-	-	2.45
Total	$183,470	86,169

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,756
Mortality & expense charges			(2,109)
Net investment income (loss)			647

Gain (loss) on investments:
Net realized gain (loss)			(3,224)
Realized gain distributions			9,397
Net change in unrealized appreciation (depreciation)			23,137
Net gain (loss)			29,310

Increase (decrease) in net assets from operations			$29,957

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$647	$1,285
Net realized gain (loss)		(3,224)	(1,145)
Realized gain distributions		9,397	12,418
Net change in unrealized appreciation (depreciation)		23,137	(21,645)

Increase (decrease) in net assets from operations		29,957	(9,087)

Contract owner transactions:
Proceeds from units sold		22,295	22,052
Cost of units redeemed		(29,449)	(23,666)
Account charges		(1,298)	(1,186)
Increase (decrease)		(8,452)	(2,800)
Net increase (decrease)		21,505	(11,887)
Net assets, beginning		161,965	173,852
Net assets, ending		$183,470	$161,965

Units sold		11,842	12,500
Units redeemed		(16,264)	(13,395)
Net increase (decrease)		(4,422)	(895)
Units outstanding, beginning		90,591	91,486
Units outstanding, ending		86,169	90,591

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,672,757
Cost of units redeemed/account charges			(24,123,384)
Net investment income (loss)			203,413
Net realized gain (loss)			(872,609)
Realized gain distributions			1,308,525
Net change in unrealized appreciation (depreciation)			(5,232)
Net assets			$183,470
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.13	86	$183	1.25%	19.1%	12/31/2023	$2.19	0	$0	1.00%	19.4%	12/31/2023	$2.25	0	$0	0.75%	19.7%
12/31/2022	1.79	91	162	1.25%	-5.9%	12/31/2022	1.83	0	0	1.00%	-5.7%	12/31/2022	1.88	0	0	0.75%	-5.4%
12/31/2021	1.90	91	174	1.25%	18.2%	12/31/2021	1.94	0	0	1.00%	18.5%	12/31/2021	1.99	0	0	0.75%	18.8%
12/31/2020	1.61	1,376	2,212	1.25%	-5.6%	12/31/2020	1.64	0	0	1.00%	-5.3%	12/31/2020	1.67	0	0	0.75%	-5.1%
12/31/2019	1.70	1,290	2,196	1.25%	23.1%	12/31/2019	1.73	0	0	1.00%	23.5%	12/31/2019	1.76	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.31	0	$0	0.50%	20.0%	12/31/2023	$2.38	0	$0	0.25%	20.3%	12/31/2023	$2.45	0	$0	0.00%	20.6%
12/31/2022	1.93	0	0	0.50%	-5.2%	12/31/2022	1.98	0	0	0.25%	-5.0%	12/31/2022	2.03	0	0	0.00%	-4.7%
12/31/2021	2.03	0	0	0.50%	19.1%	12/31/2021	2.08	0	0	0.25%	19.4%	12/31/2021	2.13	0	0	0.00%	19.7%
12/31/2020	1.71	0	0	0.50%	-4.9%	12/31/2020	1.74	0	0	0.25%	-4.6%	12/31/2020	1.78	0	0	0.00%	-4.4%
12/31/2019	1.80	0	0	0.50%	24.1%	12/31/2019	1.83	0	0	0.25%	24.4%	12/31/2019	1.86	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	2.0%
2021	0.3%
2020	2.8%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund A Class - 06-886

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$301,674	$363,875	39,071
Receivables: investments sold	1,910
Payables: investments purchased	-
Net assets	$303,584

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$303,584	324,826	$0.93
Band 100	-	-	0.97
Band 75	-	-	1.00
Band 50	-	-	1.03
Band 25	-	-	1.07
Band 0	-	-	1.10
Total	$303,584	324,826

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,039
Mortality & expense charges			(3,824)
Net investment income (loss)			8,215

Gain (loss) on investments:
Net realized gain (loss)			(16,103)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,457
Net gain (loss)			(5,646)

Increase (decrease) in net assets from operations			$2,569

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,215	$13,608
Net realized gain (loss)		(16,103)	(157,973)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,457	113,122

Increase (decrease) in net assets from operations		2,569	(31,243)

Contract owner transactions:
Proceeds from units sold		55,777	57,281
Cost of units redeemed		(47,165)	(558,394)
Account charges		(514)	(566)
Increase (decrease)		8,098	(501,679)
Net increase (decrease)		10,667	(532,922)
Net assets, beginning		292,917	825,839
Net assets, ending		$303,584	$292,917

Units sold		61,507	68,050
Units redeemed		(53,747)	(579,386)
Net increase (decrease)		7,760	(511,336)
Units outstanding, beginning		317,066	828,402
Units outstanding, ending		324,826	317,066

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$49,788,634
Cost of units redeemed/account charges			(49,391,313)
Net investment income (loss)			2,525,960
Net realized gain (loss)			(2,632,521)
Realized gain distributions			75,025
Net change in unrealized appreciation (depreciation)			(62,201)
Net assets			$303,584
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	325	$304	1.25%	1.2%	12/31/2023	$0.97	0	$0	1.00%	1.4%	12/31/2023	$1.00	0	$0	0.75%	1.7%
12/31/2022	0.92	317	293	1.25%	-7.3%	12/31/2022	0.95	0	0	1.00%	-7.1%	12/31/2022	0.98	0	0	0.75%	-6.9%
12/31/2021	1.00	828	826	1.25%	-6.2%	12/31/2021	1.03	0	0	1.00%	-6.0%	12/31/2021	1.05	0	0	0.75%	-5.8%
12/31/2020	1.06	1,138	1,210	1.25%	-5.6%	12/31/2020	1.09	0	0	1.00%	-5.4%	12/31/2020	1.12	0	0	0.75%	-5.1%
12/31/2019	1.13	1,455	1,639	1.25%	-0.6%	12/31/2019	1.15	0	0	1.00%	-0.4%	12/31/2019	1.18	0	0	0.75%	-0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	0.50%	1.9%	12/31/2023	$1.07	0	$0	0.25%	2.2%	12/31/2023	$1.10	0	$0	0.00%	2.4%
12/31/2022	1.01	0	0	0.50%	-6.6%	12/31/2022	1.04	0	0	0.25%	-6.4%	12/31/2022	1.08	0	0	0.00%	-6.2%
12/31/2021	1.08	0	0	0.50%	-5.5%	12/31/2021	1.11	0	0	0.25%	-5.3%	12/31/2021	1.15	0	0	0.00%	-5.1%
12/31/2020	1.15	0	0	0.50%	-4.9%	12/31/2020	1.18	0	0	0.25%	-4.6%	12/31/2020	1.21	0	0	0.00%	-4.4%
12/31/2019	1.21	0	0	0.50%	0.1%	12/31/2019	1.23	0	0	0.25%	0.4%	12/31/2019	1.26	12	15	0.00%	0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.0%
2022	3.3%
2021	5.3%
2020	4.5%
2019	8.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund R Class - 06-887

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,437	$57,326	6,767
Receivables: investments sold	149
Payables: investments purchased	-
Net assets	$52,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,586	58,143	$0.90
Band 100	-	-	0.93
Band 75	-	-	0.97
Band 50	-	-	1.00
Band 25	-	-	1.03
Band 0	-	-	1.07
Total	$52,586	58,143

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,069
Mortality & expense charges			(718)
Net investment income (loss)			1,351

Gain (loss) on investments:
Net realized gain (loss)			(5,214)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,376
Net gain (loss)			(1,838)

Increase (decrease) in net assets from operations			$(487)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,351	$5,667
Net realized gain (loss)		(5,214)	(17,765)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,376	7,316

Increase (decrease) in net assets from operations		(487)	(4,782)

Contract owner transactions:
Proceeds from units sold		8,044	288,022
Cost of units redeemed		(34,181)	(338,981)
Account charges		(21)	(84)
Increase (decrease)		(26,158)	(51,043)
Net increase (decrease)		(26,645)	(55,825)
Net assets, beginning		79,231	135,056
Net assets, ending		$52,586	$79,231

Units sold		9,161	313,752
Units redeemed		(39,421)	(364,652)
Net increase (decrease)		(30,260)	(50,900)
Units outstanding, beginning		88,403	139,303
Units outstanding, ending		58,143	88,403

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,834,621
Cost of units redeemed/account charges			(5,815,001)
Net investment income (loss)			175,767
Net realized gain (loss)			(146,646)
Realized gain distributions			8,734
Net change in unrealized appreciation (depreciation)			(4,889)
Net assets			$52,586
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.90	58	$53	1.25%	0.9%	12/31/2023	$0.93	0	$0	1.00%	1.2%	12/31/2023	$0.97	0	$0	0.75%	1.4%
12/31/2022	0.90	88	79	1.25%	-7.6%	12/31/2022	0.92	0	0	1.00%	-7.3%	12/31/2022	0.95	0	0	0.75%	-7.1%
12/31/2021	0.97	139	135	1.25%	-6.5%	12/31/2021	1.00	0	0	1.00%	-6.2%	12/31/2021	1.03	0	0	0.75%	-6.0%
12/31/2020	1.04	143	148	1.25%	-5.8%	12/31/2020	1.06	0	0	1.00%	-5.6%	12/31/2020	1.09	0	0	0.75%	-5.4%
12/31/2019	1.10	138	152	1.25%	-0.9%	12/31/2019	1.13	0	0	1.00%	-0.6%	12/31/2019	1.15	0	0	0.75%	-0.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	0.50%	1.7%	12/31/2023	$1.03	0	$0	0.25%	1.9%	12/31/2023	$1.07	0	$0	0.00%	2.2%
12/31/2022	0.98	0	0	0.50%	-6.9%	12/31/2022	1.01	0	0	0.25%	-6.6%	12/31/2022	1.04	0	0	0.00%	-6.4%
12/31/2021	1.05	0	0	0.50%	-5.8%	12/31/2021	1.08	0	0	0.25%	-5.5%	12/31/2021	1.11	0	0	0.00%	-5.3%
12/31/2020	1.12	0	0	0.50%	-5.1%	12/31/2020	1.15	0	0	0.25%	-4.9%	12/31/2020	1.18	0	0	0.00%	-4.6%
12/31/2019	1.18	0	0	0.50%	-0.1%	12/31/2019	1.21	0	0	0.25%	0.1%	12/31/2019	1.23	0	0	0.00%	0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	7.1%
2021	4.9%
2020	4.8%
2019	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund A Class - 06-247

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,066	$69,686	1,229
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$66,073

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,073	24,080	$2.74
Band 100	-	-	2.86
Band 75	-	-	2.99
Band 50	-	-	3.12
Band 25	-	-	3.26
Band 0	-	-	3.40
Total	$66,073	24,080

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$535
Mortality & expense charges			(625)
Net investment income (loss)			(90)

Gain (loss) on investments:
Net realized gain (loss)			(8,044)
Realized gain distributions			2,323
Net change in unrealized appreciation (depreciation)			11,939
Net gain (loss)			6,218

Increase (decrease) in net assets from operations			$6,128

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(90)	$(377)
Net realized gain (loss)		(8,044)	(942)
Realized gain distributions		2,323	2,140
Net change in unrealized appreciation (depreciation)		11,939	(9,663)

Increase (decrease) in net assets from operations		6,128	(8,842)

Contract owner transactions:
Proceeds from units sold		19,060	11,412
Cost of units redeemed		(37,849)	(4,059)
Account charges		(224)	(315)
Increase (decrease)		(19,013)	7,038
Net increase (decrease)		(12,885)	(1,804)
Net assets, beginning		78,958	80,762
Net assets, ending		$66,073	$78,958

Units sold		7,388	4,072
Units redeemed		(13,489)	(1,774)
Net increase (decrease)		(6,101)	2,298
Units outstanding, beginning		30,181	27,883
Units outstanding, ending		24,080	30,181

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,719,159
Cost of units redeemed/account charges			(3,113,915)
Net investment income (loss)			(50,396)
Net realized gain (loss)			60,713
Realized gain distributions			454,132
Net change in unrealized appreciation (depreciation)			(3,620)
Net assets			$66,073
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.74	24	$66	1.25%	11.5%	12/31/2023	$2.86	0	$0	1.00%	11.8%	12/31/2023	$2.99	0	$0	0.75%	12.1%
12/31/2022	2.46	22	53	1.25%	-11.3%	12/31/2022	2.56	0	0	1.00%	-11.1%	12/31/2022	2.67	0	0	0.75%	-10.9%
12/31/2021	2.78	22	61	1.25%	23.9%	12/31/2021	2.88	0	0	1.00%	24.2%	12/31/2021	2.99	0	0	0.75%	24.5%
12/31/2020	2.24	60	134	1.25%	4.1%	12/31/2020	2.32	0	0	1.00%	4.3%	12/31/2020	2.40	0	0	0.75%	4.6%
12/31/2019	2.15	206	442	1.25%	24.5%	12/31/2019	2.22	0	0	1.00%	24.8%	12/31/2019	2.30	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.12	0	$0	0.50%	12.3%	12/31/2023	$3.26	0	$0	0.25%	12.6%	12/31/2023	$3.40	0	$0	0.00%	12.9%
12/31/2022	2.78	0	0	0.50%	-10.6%	12/31/2022	2.89	0	0	0.25%	-10.4%	12/31/2022	3.01	8	26	0.00%	-10.2%
12/31/2021	3.11	0	0	0.50%	24.8%	12/31/2021	3.23	0	0	0.25%	25.2%	12/31/2021	3.36	6	20	0.00%	25.5%
12/31/2020	2.49	0	0	0.50%	4.9%	12/31/2020	2.58	0	0	0.25%	5.1%	12/31/2020	2.67	5	14	0.00%	5.4%
12/31/2019	2.38	0	0	0.50%	25.4%	12/31/2019	2.46	0	0	0.25%	25.7%	12/31/2019	2.54	3	8	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.4%
2021	0.4%
2020	0.7%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund R Class - 06-248

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$117,360	$110,335	2,283
Receivables: investments sold	3,813
Payables: investments purchased	-
Net assets	$121,173

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$121,173	45,946	$2.64
Band 100	-	-	2.75
Band 75	-	-	2.87
Band 50	-	-	3.00
Band 25	-	-	3.13
Band 0	-	-	3.27
Total	$121,173	45,946

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$672
Mortality & expense charges			(1,577)
Net investment income (loss)			(905)

Gain (loss) on investments:
Net realized gain (loss)			1,247
Realized gain distributions			4,189
Net change in unrealized appreciation (depreciation)			8,647
Net gain (loss)			14,083

Increase (decrease) in net assets from operations			$13,178

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(905)	$(1,519)
Net realized gain (loss)		1,247	(27,389)
Realized gain distributions		4,189	4,177
Net change in unrealized appreciation (depreciation)		8,647	4,240

Increase (decrease) in net assets from operations		13,178	(20,491)

Contract owner transactions:
Proceeds from units sold		17,495	206,561
Cost of units redeemed		(58,570)	(218,484)
Account charges		(108)	(167)
Increase (decrease)		(41,183)	(12,090)
Net increase (decrease)		(28,005)	(32,581)
Net assets, beginning		149,178	181,759
Net assets, ending		$121,173	$149,178

Units sold		7,262	87,768
Units redeemed		(24,221)	(92,671)
Net increase (decrease)		(16,959)	(4,903)
Units outstanding, beginning		62,905	67,808
Units outstanding, ending		45,946	62,905

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,983,621
Cost of units redeemed/account charges			(7,043,637)
Net investment income (loss)			(105,456)
Net realized gain (loss)			625,098
Realized gain distributions			654,522
Net change in unrealized appreciation (depreciation)			7,025
Net assets			$121,173
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.64	46	$121	1.25%	11.2%	12/31/2023	$2.75	0	$0	1.00%	11.5%	12/31/2023	$2.87	0	$0	0.75%	11.8%
12/31/2022	2.37	63	149	1.25%	-11.5%	12/31/2022	2.47	0	0	1.00%	-11.3%	12/31/2022	2.57	0	0	0.75%	-11.1%
12/31/2021	2.68	68	182	1.25%	23.6%	12/31/2021	2.78	0	0	1.00%	23.9%	12/31/2021	2.89	0	0	0.75%	24.2%
12/31/2020	2.17	53	115	1.25%	3.8%	12/31/2020	2.25	0	0	1.00%	4.1%	12/31/2020	2.33	0	0	0.75%	4.3%
12/31/2019	2.09	83	173	1.25%	24.2%	12/31/2019	2.16	0	0	1.00%	24.5%	12/31/2019	2.23	3	8	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.00	0	$0	0.50%	12.0%	12/31/2023	$3.13	0	$0	0.25%	12.3%	12/31/2023	$3.27	0	$0	0.00%	12.6%
12/31/2022	2.68	0	0	0.50%	-10.9%	12/31/2022	2.79	0	0	0.25%	-10.6%	12/31/2022	2.90	0	0	0.00%	-10.4%
12/31/2021	3.00	0	0	0.50%	24.5%	12/31/2021	3.12	0	0	0.25%	24.9%	12/31/2021	3.24	0	0	0.00%	25.2%
12/31/2020	2.41	0	0	0.50%	4.6%	12/31/2020	2.50	0	0	0.25%	4.9%	12/31/2020	2.59	0	0	0.00%	5.1%
12/31/2019	2.31	0	0	0.50%	25.1%	12/31/2019	2.38	0	0	0.25%	25.4%	12/31/2019	2.46	44	107	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.1%
2021	0.4%
2020	0.4%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund R Class - 06-890

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$416,409	$505,346	14,182
Receivables: investments sold	287
Payables: investments purchased	-
Net assets	$416,696

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$352,543	79,874	$4.41
Band 100	64,153	13,839	4.64
Band 75	-	-	4.87
Band 50	-	-	5.11
Band 25	-	-	5.37
Band 0	-	-	5.64
Total	$416,696	93,713

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,688)
Net investment income (loss)			(4,688)

Gain (loss) on investments:
Net realized gain (loss)			(34,805)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			128,962
Net gain (loss)			94,157

Increase (decrease) in net assets from operations			$89,469

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,688)	$(5,375)
Net realized gain (loss)		(34,805)	(18,380)
Realized gain distributions		-	29,750
Net change in unrealized appreciation (depreciation)		128,962	(220,916)

Increase (decrease) in net assets from operations		89,469	(214,921)

Contract owner transactions:
Proceeds from units sold		12,172	11,738
Cost of units redeemed		(68,276)	(33,288)
Account charges		(68)	(61)
Increase (decrease)		(56,172)	(21,611)
Net increase (decrease)		33,297	(236,532)
Net assets, beginning		383,399	619,931
Net assets, ending		$416,696	$383,399

Units sold		4,917	2,912
Units redeemed		(19,066)	(9,040)
Net increase (decrease)		(14,149)	(6,128)
Units outstanding, beginning		107,862	113,990
Units outstanding, ending		93,713	107,862

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,682,983
Cost of units redeemed/account charges			(1,593,656)
Net investment income (loss)			(61,308)
Net realized gain (loss)			(50,409)
Realized gain distributions			528,023
Net change in unrealized appreciation (depreciation)			(88,937)
Net assets			$416,696
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.41	80	$353	1.25%	25.3%	12/31/2023	$4.64	14	$64	1.00%	25.6%	12/31/2023	$4.87	0	$0	0.75%	25.9%
12/31/2022	3.52	88	308	1.25%	-34.7%	12/31/2022	3.69	20	75	1.00%	-34.5%	12/31/2022	3.87	0	0	0.75%	-34.3%
12/31/2021	5.39	92	497	1.25%	8.3%	12/31/2021	5.64	22	123	1.00%	8.5%	12/31/2021	5.89	0	0	0.75%	8.8%
12/31/2020	4.98	100	500	1.25%	53.7%	12/31/2020	5.19	22	116	1.00%	54.0%	12/31/2020	5.41	0	0	0.75%	54.4%
12/31/2019	3.24	33	108	1.25%	29.8%	12/31/2019	3.37	22	74	1.00%	30.2%	12/31/2019	3.50	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.11	0	$0	0.50%	26.2%	12/31/2023	$5.37	0	$0	0.25%	26.5%	12/31/2023	$5.64	0	$0	0.00%	26.9%
12/31/2022	4.05	0	0	0.50%	-34.2%	12/31/2022	4.24	0	0	0.25%	-34.0%	12/31/2022	4.45	0	0	0.00%	-33.8%
12/31/2021	6.15	0	0	0.50%	9.1%	12/31/2021	6.43	0	0	0.25%	9.4%	12/31/2021	6.72	0	0	0.00%	9.6%
12/31/2020	5.64	0	0	0.50%	54.8%	12/31/2020	5.88	0	0	0.25%	55.2%	12/31/2020	6.13	0	0	0.00%	55.6%
12/31/2019	3.64	0	0	0.50%	30.8%	12/31/2019	3.79	0	0	0.25%	31.1%	12/31/2019	3.94	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund A Class - 06-821 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.21
Band 75	-	-	1.25
Band 50	-	-	1.29
Band 25	-	-	1.33
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$328,361
Cost of units redeemed/account charges			(340,130)
Net investment income (loss)			29,707
Net realized gain (loss)			(23,070)
Realized gain distributions			5,132
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	1.25%	7.1%	12/31/2023	$1.21	0	$0	1.00%	7.3%	12/31/2023	$1.25	0	$0	0.75%	7.6%
12/31/2022	1.09	0	0	1.25%	-11.8%	12/31/2022	1.13	0	0	1.00%	-11.6%	12/31/2022	1.16	0	0	0.75%	-11.4%
12/31/2021	1.24	0	0	1.25%	0.9%	12/31/2021	1.27	0	0	1.00%	1.1%	12/31/2021	1.31	0	0	0.75%	1.4%
12/31/2020	1.23	0	0	1.25%	2.2%	12/31/2020	1.26	0	0	1.00%	2.5%	12/31/2020	1.29	0	0	0.75%	2.7%
12/31/2019	1.20	0	0	1.25%	6.8%	12/31/2019	1.23	0	0	1.00%	7.1%	12/31/2019	1.26	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	7.9%	12/31/2023	$1.33	0	$0	0.25%	8.1%	12/31/2023	$1.37	0	$0	0.00%	8.4%
12/31/2022	1.19	0	0	0.50%	-11.2%	12/31/2022	1.23	0	0	0.25%	-10.9%	12/31/2022	1.26	0	0	0.00%	-10.7%
12/31/2021	1.34	0	0	0.50%	1.6%	12/31/2021	1.38	0	0	0.25%	1.9%	12/31/2021	1.41	0	0	0.00%	2.1%
12/31/2020	1.32	0	0	0.50%	3.0%	12/31/2020	1.35	0	0	0.25%	3.2%	12/31/2020	1.39	0	0	0.00%	3.5%
12/31/2019	1.28	0	0	0.50%	7.6%	12/31/2019	1.31	0	0	0.25%	7.9%	12/31/2019	1.34	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton International Bond Fund A Class - 06-CHN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$771,937	$952,458	107,049
Receivables: investments sold	2,029
Payables: investments purchased	-
Net assets	$773,966

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$773,966	908,887	$0.85
Band 100	-	-	0.87
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.92
Band 0	-	-	0.94
Total	$773,966	908,887

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$31,099
Mortality & expense charges			(9,378)
Net investment income (loss)			21,721

Gain (loss) on investments:
Net realized gain (loss)			(28,164)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,710
Net gain (loss)			(11,454)

Increase (decrease) in net assets from operations			$10,267

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$21,721	$25,643
Net realized gain (loss)		(28,164)	(18,338)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,710	(60,906)

Increase (decrease) in net assets from operations		10,267	(53,601)

Contract owner transactions:
Proceeds from units sold		98,690	113,843
Cost of units redeemed		(82,797)	(62,361)
Account charges		-	-
Increase (decrease)		15,893	51,482
Net increase (decrease)		26,160	(2,119)
Net assets, beginning		747,806	749,925
Net assets, ending		$773,966	$747,806

Units sold		119,385	134,359
Units redeemed		(102,086)	(73,665)
Net increase (decrease)		17,299	60,694
Units outstanding, beginning		891,588	830,894
Units outstanding, ending		908,887	891,588

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,455,680
Cost of units redeemed/account charges			(507,439)
Net investment income (loss)			91,327
Net realized gain (loss)			(85,081)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(180,521)
Net assets			$773,966
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.85	909	$774	1.25%	1.5%	12/31/2023	$0.87	0	$0	1.00%	1.8%	12/31/2023	$0.89	0	$0	0.75%	2.0%
12/31/2022	0.84	892	748	1.25%	-7.1%	12/31/2022	0.85	0	0	1.00%	-6.8%	12/31/2022	0.87	0	0	0.75%	-6.6%
12/31/2021	0.90	831	750	1.25%	-7.8%	12/31/2021	0.92	0	0	1.00%	-7.6%	12/31/2021	0.93	0	0	0.75%	-7.3%
12/31/2020	0.98	865	847	1.25%	-7.1%	12/31/2020	0.99	0	0	1.00%	-6.9%	12/31/2020	1.00	0	0	0.75%	-6.7%
12/31/2019	1.05	814	858	1.25%	0.9%	12/31/2019	1.06	0	0	1.00%	1.2%	12/31/2019	1.08	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.90	0	$0	0.50%	2.3%	12/31/2023	$0.92	0	$0	0.25%	2.5%	12/31/2023	$0.94	0	$0	0.00%	2.8%
12/31/2022	0.88	0	0	0.50%	-6.4%	12/31/2022	0.90	0	0	0.25%	-6.1%	12/31/2022	0.92	0	0	0.00%	-5.9%
12/31/2021	0.94	0	0	0.50%	-7.1%	12/31/2021	0.96	0	0	0.25%	-6.9%	12/31/2021	0.97	0	0	0.00%	-6.7%
12/31/2020	1.02	0	0	0.50%	-6.4%	12/31/2020	1.03	0	0	0.25%	-6.2%	12/31/2020	1.04	0	0	0.00%	-5.9%
12/31/2019	1.09	0	0	0.50%	1.7%	12/31/2019	1.10	0	0	0.25%	1.9%	12/31/2019	1.11	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	4.6%
2021	2.8%
2020	2.2%
2019	6.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund R Class - 06-CMW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$86,822	$86,609	2,227
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$86,812

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,617	6,170	$2.37
Band 100	72,195	29,900	2.41
Band 75	-	-	2.46
Band 50	-	-	2.51
Band 25	-	-	2.56
Band 0	-	-	2.61
Total	$86,812	36,070

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(778)
Net investment income (loss)			(778)

Gain (loss) on investments:
Net realized gain (loss)			(519)
Realized gain distributions			11,175
Net change in unrealized appreciation (depreciation)			14,188
Net gain (loss)			24,844

Increase (decrease) in net assets from operations			$24,066

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(778)	$(828)
Net realized gain (loss)		(519)	688
Realized gain distributions		11,175	3,281
Net change in unrealized appreciation (depreciation)		14,188	(44,521)

Increase (decrease) in net assets from operations		24,066	(41,380)

Contract owner transactions:
Proceeds from units sold		1	830
Cost of units redeemed		(3,082)	(5,630)
Account charges		(29)	(31)
Increase (decrease)		(3,110)	(4,831)
Net increase (decrease)		20,956	(46,211)
Net assets, beginning		65,856	112,067
Net assets, ending		$86,812	$65,856

Units sold		1	401
Units redeemed		(1,719)	(2,583)
Net increase (decrease)		(1,718)	(2,182)
Units outstanding, beginning		37,788	39,970
Units outstanding, ending		36,070	37,788

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$717,922
Cost of units redeemed/account charges			(760,818)
Net investment income (loss)			(12,358)
Net realized gain (loss)			64,559
Realized gain distributions			77,294
Net change in unrealized appreciation (depreciation)			213
Net assets			$86,812
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.37	6	$15	1.25%	37.7%	12/31/2023	$2.41	30	$72	1.00%	38.1%	12/31/2023	$2.46	0	$0	0.75%	38.4%
12/31/2022	1.72	8	14	1.25%	-38.0%	12/31/2022	1.75	30	52	1.00%	-37.8%	12/31/2022	1.78	0	0	0.75%	-37.7%
12/31/2021	2.77	10	28	1.25%	15.8%	12/31/2021	2.81	30	84	1.00%	16.1%	12/31/2021	2.85	0	0	0.75%	16.4%
12/31/2020	2.40	25	60	1.25%	43.2%	12/31/2020	2.42	34	83	1.00%	43.6%	12/31/2020	2.45	0	0	0.75%	43.9%
12/31/2019	1.67	37	62	1.25%	31.8%	12/31/2019	1.69	41	70	1.00%	32.1%	12/31/2019	1.70	0	0	0.75%	32.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.51	0	$0	0.50%	38.8%	12/31/2023	$2.56	0	$0	0.25%	39.1%	12/31/2023	$2.61	0	$0	0.00%	39.5%
12/31/2022	1.81	0	0	0.50%	-37.5%	12/31/2022	1.84	0	0	0.25%	-37.4%	12/31/2022	1.87	0	0	0.00%	-37.2%
12/31/2021	2.89	0	0	0.50%	16.7%	12/31/2021	2.94	0	0	0.25%	17.0%	12/31/2021	2.98	0	0	0.00%	17.2%
12/31/2020	2.48	0	0	0.50%	44.3%	12/31/2020	2.51	0	0	0.25%	44.6%	12/31/2020	2.54	0	0	0.00%	45.0%
12/31/2019	1.72	0	0	0.50%	32.8%	12/31/2019	1.73	0	0	0.25%	33.1%	12/31/2019	1.75	0	0	0.00%	33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Fund Advisor Class - 06-CMX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$757,794	$815,186	6,128
Receivables: investments sold	332
Payables: investments purchased	-
Net assets	$758,126

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$758,126	304,783	$2.49
Band 100	-	-	2.54
Band 75	-	-	2.58
Band 50	-	-	2.63
Band 25	-	-	2.68
Band 0	-	-	2.74
Total	$758,126	304,783

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,962
Mortality & expense charges			(8,223)
Net investment income (loss)			(5,261)

Gain (loss) on investments:
Net realized gain (loss)			(5,344)
Realized gain distributions			42,818
Net change in unrealized appreciation (depreciation)			122,922
Net gain (loss)			160,396

Increase (decrease) in net assets from operations			$155,135

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,261)	$(6,875)
Net realized gain (loss)		(5,344)	4,308
Realized gain distributions		42,818	54,426
Net change in unrealized appreciation (depreciation)		122,922	(255,666)

Increase (decrease) in net assets from operations		155,135	(203,807)

Contract owner transactions:
Proceeds from units sold		47,678	32,959
Cost of units redeemed		(22,599)	(120,013)
Account charges		(392)	(346)
Increase (decrease)		24,687	(87,400)
Net increase (decrease)		179,822	(291,207)
Net assets, beginning		578,304	869,511
Net assets, ending		$758,126	$578,304

Units sold		21,314	15,821
Units redeemed		(10,410)	(49,697)
Net increase (decrease)		10,904	(33,876)
Units outstanding, beginning		293,879	327,755
Units outstanding, ending		304,783	293,879

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,529,386
Cost of units redeemed/account charges			(14,685,125)
Net investment income (loss)			(184,579)
Net realized gain (loss)			3,762,934
Realized gain distributions			1,392,902
Net change in unrealized appreciation (depreciation)			(57,392)
Net assets			$758,126
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.49	305	$758	1.25%	26.4%	12/31/2023	$2.54	0	$0	1.00%	26.7%	12/31/2023	$2.58	0	$0	0.75%	27.0%
12/31/2022	1.97	294	578	1.25%	-25.8%	12/31/2022	2.00	0	0	1.00%	-25.6%	12/31/2022	2.03	0	0	0.75%	-25.5%
12/31/2021	2.65	328	870	1.25%	20.6%	12/31/2021	2.69	0	0	1.00%	20.9%	12/31/2021	2.73	0	0	0.75%	21.2%
12/31/2020	2.20	4,692	10,322	1.25%	29.3%	12/31/2020	2.23	0	0	1.00%	29.7%	12/31/2020	2.25	0	0	0.75%	30.0%
12/31/2019	1.70	4,933	8,392	1.25%	30.9%	12/31/2019	1.72	0	0	1.00%	31.2%	12/31/2019	1.73	0	0	0.75%	31.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.63	0	$0	0.50%	27.4%	12/31/2023	$2.68	0	$0	0.25%	27.7%	12/31/2023	$2.74	0	$0	0.00%	28.0%
12/31/2022	2.07	0	0	0.50%	-25.3%	12/31/2022	2.10	0	0	0.25%	-25.1%	12/31/2022	2.14	0	0	0.00%	-24.9%
12/31/2021	2.77	0	0	0.50%	21.5%	12/31/2021	2.81	0	0	0.25%	21.8%	12/31/2021	2.85	0	0	0.00%	22.1%
12/31/2020	2.28	0	0	0.50%	30.3%	12/31/2020	2.30	0	0	0.25%	30.6%	12/31/2020	2.33	0	0	0.00%	31.0%
12/31/2019	1.75	0	0	0.50%	31.9%	12/31/2019	1.76	0	0	0.25%	32.2%	12/31/2019	1.78	0	0	0.00%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.1%
2021	0.0%
2020	0.3%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund Advisor Class - 06-CMY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,447,807	$2,552,647	42,396
Receivables: investments sold	-
Payables: investments purchased	(1,087)
Net assets	$2,446,720

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,446,720	1,312,246	$1.86
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$2,446,720	1,312,246

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24,058
Mortality & expense charges			(27,962)
Net investment income (loss)			(3,904)

Gain (loss) on investments:
Net realized gain (loss)			(17,903)
Realized gain distributions			81,051
Net change in unrealized appreciation (depreciation)			201,504
Net gain (loss)			264,652

Increase (decrease) in net assets from operations			$260,748

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,904)	$(16,432)
Net realized gain (loss)		(17,903)	(91,715)
Realized gain distributions		81,051	54,719
Net change in unrealized appreciation (depreciation)		201,504	(233,784)

Increase (decrease) in net assets from operations		260,748	(287,212)

Contract owner transactions:
Proceeds from units sold		231,298	469,342
Cost of units redeemed		(190,782)	(996,828)
Account charges		(852)	(1,376)
Increase (decrease)		39,664	(528,862)
Net increase (decrease)		300,412	(816,074)
Net assets, beginning		2,146,308	2,962,382
Net assets, ending		$2,446,720	$2,146,308

Units sold		134,899	278,683
Units redeemed		(109,135)	(570,926)
Net increase (decrease)		25,764	(292,243)
Units outstanding, beginning		1,286,482	1,578,725
Units outstanding, ending		1,312,246	1,286,482

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,465,023
Cost of units redeemed/account charges			(9,195,470)
Net investment income (loss)			(69,937)
Net realized gain (loss)			951,480
Realized gain distributions			400,464
Net change in unrealized appreciation (depreciation)			(104,840)
Net assets			$2,446,720
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	1,312	$2,447	1.25%	11.8%	12/31/2023	$1.90	0	$0	1.00%	12.0%	12/31/2023	$1.94	0	$0	0.75%	12.3%
12/31/2022	1.67	1,286	2,146	1.25%	-11.1%	12/31/2022	1.70	0	0	1.00%	-10.9%	12/31/2022	1.72	0	0	0.75%	-10.6%
12/31/2021	1.88	1,579	2,962	1.25%	24.2%	12/31/2021	1.90	0	0	1.00%	24.5%	12/31/2021	1.93	0	0	0.75%	24.9%
12/31/2020	1.51	176	266	1.25%	4.3%	12/31/2020	1.53	0	0	1.00%	4.6%	12/31/2020	1.55	0	0	0.75%	4.9%
12/31/2019	1.45	94	136	1.25%	24.8%	12/31/2019	1.46	0	0	1.00%	25.1%	12/31/2019	1.47	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	0	$0	0.50%	12.6%	12/31/2023	$2.01	0	$0	0.25%	12.9%	12/31/2023	$2.05	0	$0	0.00%	13.2%
12/31/2022	1.75	0	0	0.50%	-10.4%	12/31/2022	1.78	0	0	0.25%	-10.2%	12/31/2022	1.81	0	0	0.00%	-10.0%
12/31/2021	1.96	0	0	0.50%	25.2%	12/31/2021	1.99	0	0	0.25%	25.5%	12/31/2021	2.01	0	0	0.00%	25.8%
12/31/2020	1.56	0	0	0.50%	5.1%	12/31/2020	1.58	0	0	0.25%	5.4%	12/31/2020	1.60	0	0	0.00%	5.7%
12/31/2019	1.49	0	0	0.50%	25.7%	12/31/2019	1.50	0	0	0.25%	26.1%	12/31/2019	1.51	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.5%
2021	1.4%
2020	1.2%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,057	$68,521	1,929
Receivables: investments sold	-
Payables: investments purchased	(1,701)
Net assets	$80,356

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,356	36,441	$2.21
Band 100	-	-	2.25
Band 75	-	-	2.29
Band 50	-	-	2.33
Band 25	-	-	2.38
Band 0	-	-	2.43
Total	$80,356	36,441

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(903)
Net investment income (loss)			(903)

Gain (loss) on investments:
Net realized gain (loss)			127
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,839
Net gain (loss)			17,966

Increase (decrease) in net assets from operations			$17,063

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(903)	$(923)
Net realized gain (loss)		127	(27,410)
Realized gain distributions		-	3,794
Net change in unrealized appreciation (depreciation)		17,839	(4,602)

Increase (decrease) in net assets from operations		17,063	(29,141)

Contract owner transactions:
Proceeds from units sold		6,188	97,785
Cost of units redeemed		(12,833)	(83,932)
Account charges		(168)	(157)
Increase (decrease)		(6,813)	13,696
Net increase (decrease)		10,250	(15,445)
Net assets, beginning		70,106	85,551
Net assets, ending		$80,356	$70,106

Units sold		3,202	54,877
Units redeemed		(6,794)	(46,903)
Net increase (decrease)		(3,592)	7,974
Units outstanding, beginning		40,033	32,059
Units outstanding, ending		36,441	40,033

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$206,553
Cost of units redeemed/account charges			(129,947)
Net investment income (loss)			(3,212)
Net realized gain (loss)			(26,936)
Realized gain distributions			20,362
Net change in unrealized appreciation (depreciation)			13,536
Net assets			$80,356
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.21	36	$80	1.25%	25.9%	12/31/2023	$2.25	0	$0	1.00%	26.2%	12/31/2023	$2.29	0	$0	0.75%	26.5%
12/31/2022	1.75	40	70	1.25%	-34.4%	12/31/2022	1.78	0	0	1.00%	-34.2%	12/31/2022	1.81	0	0	0.75%	-34.0%
12/31/2021	2.67	32	86	1.25%	8.8%	12/31/2021	2.71	0	0	1.00%	9.1%	12/31/2021	2.74	0	0	0.75%	9.4%
12/31/2020	2.45	12	29	1.25%	54.4%	12/31/2020	2.48	0	0	1.00%	54.8%	12/31/2020	2.51	0	0	0.75%	55.2%
12/31/2019	1.59	11	18	1.25%	30.5%	12/31/2019	1.60	0	0	1.00%	30.9%	12/31/2019	1.62	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.33	0	$0	0.50%	26.9%	12/31/2023	$2.38	0	$0	0.25%	27.2%	12/31/2023	$2.43	0	$0	0.00%	27.5%
12/31/2022	1.84	0	0	0.50%	-33.9%	12/31/2022	1.87	0	0	0.25%	-33.7%	12/31/2022	1.90	0	0	0.00%	-33.5%
12/31/2021	2.78	0	0	0.50%	9.6%	12/31/2021	2.82	0	0	0.25%	9.9%	12/31/2021	2.86	0	0	0.00%	10.2%
12/31/2020	2.54	0	0	0.50%	55.6%	12/31/2020	2.57	0	0	0.25%	56.0%	12/31/2020	2.60	0	0	0.00%	56.4%
12/31/2019	1.63	0	0	0.50%	31.5%	12/31/2019	1.65	0	0	0.25%	31.8%	12/31/2019	1.66	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund Adv Class - 06-CNF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$238
Cost of units redeemed/account charges			(242)
Net investment income (loss)			(1)
Net realized gain (loss)			5
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	1.25%	7.2%	12/31/2023	$1.12	0	$0	1.00%	7.5%	12/31/2023	$1.14	0	$0	0.75%	7.7%
12/31/2022	1.03	0	0	1.25%	-11.5%	12/31/2022	1.04	0	0	1.00%	-11.3%	12/31/2022	1.06	0	0	0.75%	-11.0%
12/31/2021	1.16	0	0	1.25%	1.1%	12/31/2021	1.18	0	0	1.00%	1.4%	12/31/2021	1.19	0	0	0.75%	1.6%
12/31/2020	1.15	0	0	1.25%	2.3%	12/31/2020	1.16	0	0	1.00%	2.6%	12/31/2020	1.17	0	0	0.75%	2.9%
12/31/2019	1.12	0	0	1.25%	7.2%	12/31/2019	1.13	0	0	1.00%	7.5%	12/31/2019	1.14	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	8.0%	12/31/2023	$1.19	0	$0	0.25%	8.3%	12/31/2023	$1.21	0	$0	0.00%	8.5%
12/31/2022	1.08	0	0	0.50%	-10.8%	12/31/2022	1.10	0	0	0.25%	-10.6%	12/31/2022	1.12	0	0	0.00%	-10.4%
12/31/2021	1.21	0	0	0.50%	1.9%	12/31/2021	1.23	0	0	0.25%	2.1%	12/31/2021	1.24	0	0	0.00%	2.4%
12/31/2020	1.19	0	0	0.50%	3.1%	12/31/2020	1.20	0	0	0.25%	3.4%	12/31/2020	1.22	0	0	0.00%	3.6%
12/31/2019	1.15	0	0	0.50%	8.0%	12/31/2019	1.16	0	0	0.25%	8.3%	12/31/2019	1.17	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund Advisor Class - 06-CNG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$652,377
Cost of units redeemed/account charges			(683,997)
Net investment income (loss)			3,391
Net realized gain (loss)			28,229
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	1.25%	18.7%	12/31/2023	$1.44	0	$0	1.00%	19.0%	12/31/2023	$1.47	0	$0	0.75%	19.3%
12/31/2022	1.19	0	0	1.25%	-4.5%	12/31/2022	1.21	0	0	1.00%	-4.2%	12/31/2022	1.23	0	0	0.75%	-4.0%
12/31/2021	1.25	0	0	1.25%	4.0%	12/31/2021	1.26	0	0	1.00%	4.3%	12/31/2021	1.28	0	0	0.75%	4.5%
12/31/2020	1.20	0	0	1.25%	-1.6%	12/31/2020	1.21	0	0	1.00%	-1.3%	12/31/2020	1.23	0	0	0.75%	-1.1%
12/31/2019	1.22	0	0	1.25%	11.6%	12/31/2019	1.23	0	0	1.00%	11.8%	12/31/2019	1.24	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	0	$0	0.50%	19.6%	12/31/2023	$1.53	0	$0	0.25%	19.9%	12/31/2023	$1.56	0	$0	0.00%	20.2%
12/31/2022	1.25	0	0	0.50%	-3.8%	12/31/2022	1.27	0	0	0.25%	-3.5%	12/31/2022	1.29	0	0	0.00%	-3.3%
12/31/2021	1.30	0	0	0.50%	4.8%	12/31/2021	1.32	0	0	0.25%	5.1%	12/31/2021	1.34	0	0	0.00%	5.3%
12/31/2020	1.24	0	0	0.50%	-0.9%	12/31/2020	1.26	0	0	0.25%	-0.6%	12/31/2020	1.27	0	0	0.00%	-0.4%
12/31/2019	1.25	0	0	0.50%	12.4%	12/31/2019	1.26	0	0	0.25%	12.7%	12/31/2019	1.27	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund Advisor Class - 06-CNH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,227	$1,486	158
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,227	1,355	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.94
Band 50	-	-	0.96
Band 25	-	-	0.98
Band 0	-	-	1.00
Total	$1,227	1,355

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$83
Mortality & expense charges			(27)
Net investment income (loss)			56

Gain (loss) on investments:
Net realized gain (loss)			(440)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			348
Net gain (loss)			(92)

Increase (decrease) in net assets from operations			$(36)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56	$117
Net realized gain (loss)		(440)	(6)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		348	(330)

Increase (decrease) in net assets from operations		(36)	(219)

Contract owner transactions:
Proceeds from units sold		7	51
Cost of units redeemed		(1,620)	-
Account charges		(1)	(2)
Increase (decrease)		(1,614)	49
Net increase (decrease)		(1,650)	(170)
Net assets, beginning		2,877	3,047
Net assets, ending		$1,227	$2,877

Units sold		7	56
Units redeemed		(1,874)	(3)
Net increase (decrease)		(1,867)	53
Units outstanding, beginning		3,222	3,169
Units outstanding, ending		1,355	3,222

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,874,636
Cost of units redeemed/account charges			(4,818,623)
Net investment income (loss)			245,884
Net realized gain (loss)			(300,411)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(259)
Net assets			$1,227
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	1	$1	1.25%	1.4%	12/31/2023	$0.92	0	$0	1.00%	1.7%	12/31/2023	$0.94	0	$0	0.75%	1.9%
12/31/2022	0.89	3	3	1.25%	-7.1%	12/31/2022	0.91	0	0	1.00%	-6.9%	12/31/2022	0.92	0	0	0.75%	-6.7%
12/31/2021	0.96	3	3	1.25%	-5.9%	12/31/2021	0.98	0	0	1.00%	-5.7%	12/31/2021	0.99	0	0	0.75%	-5.5%
12/31/2020	1.02	2,584	2,641	1.25%	-5.4%	12/31/2020	1.03	0	0	1.00%	-5.1%	12/31/2020	1.05	0	0	0.75%	-4.9%
12/31/2019	1.08	1,832	1,979	1.25%	-0.4%	12/31/2019	1.09	0	0	1.00%	-0.1%	12/31/2019	1.10	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	2.2%	12/31/2023	$0.98	0	$0	0.25%	2.5%	12/31/2023	$1.00	0	$0	0.00%	2.7%
12/31/2022	0.94	0	0	0.50%	-6.4%	12/31/2022	0.95	0	0	0.25%	-6.2%	12/31/2022	0.97	0	0	0.00%	-6.0%
12/31/2021	1.00	0	0	0.50%	-5.2%	12/31/2021	1.02	0	0	0.25%	-5.0%	12/31/2021	1.03	0	0	0.00%	-4.7%
12/31/2020	1.06	0	0	0.50%	-4.7%	12/31/2020	1.07	0	0	0.25%	-4.4%	12/31/2020	1.08	0	0	0.00%	-4.2%
12/31/2019	1.11	0	0	0.50%	0.4%	12/31/2019	1.12	0	0	0.25%	0.6%	12/31/2019	1.13	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.0%
2022	5.2%
2021	0.2%
2020	4.6%
2019	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund Advisor Class - 06-CNJ (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$228,146
Cost of units redeemed/account charges			(225,966)
Net investment income (loss)			102
Net realized gain (loss)			(3,233)
Realized gain distributions			951
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	1.25%	19.8%	12/31/2023	$1.47	0	$0	1.00%	20.1%	12/31/2023	$1.49	0	$0	0.75%	20.4%
12/31/2022	1.20	0	0	1.25%	-12.6%	12/31/2022	1.22	0	0	1.00%	-12.3%	12/31/2022	1.24	0	0	0.75%	-12.1%
12/31/2021	1.37	0	0	1.25%	4.1%	12/31/2021	1.39	0	0	1.00%	4.3%	12/31/2021	1.41	0	0	0.75%	4.6%
12/31/2020	1.32	0	0	1.25%	4.7%	12/31/2020	1.33	0	0	1.00%	4.9%	12/31/2020	1.35	0	0	0.75%	5.2%
12/31/2019	1.26	0	0	1.25%	13.7%	12/31/2019	1.27	0	0	1.00%	14.0%	12/31/2019	1.28	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	0.50%	20.7%	12/31/2023	$1.55	0	$0	0.25%	21.0%	12/31/2023	$1.58	0	$0	0.00%	21.3%
12/31/2022	1.26	0	0	0.50%	-11.9%	12/31/2022	1.28	0	0	0.25%	-11.7%	12/31/2022	1.30	0	0	0.00%	-11.5%
12/31/2021	1.43	0	0	0.50%	4.9%	12/31/2021	1.45	0	0	0.25%	5.1%	12/31/2021	1.47	0	0	0.00%	5.4%
12/31/2020	1.37	0	0	0.50%	5.5%	12/31/2020	1.38	0	0	0.25%	5.7%	12/31/2020	1.40	0	0	0.00%	6.0%
12/31/2019	1.30	0	0	0.50%	14.5%	12/31/2019	1.31	0	0	0.25%	14.8%	12/31/2019	1.32	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund Advisor Class - 06-CNW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$102,500	$116,951	2,097
Receivables: investments sold	-
Payables: investments purchased	(43)
Net assets	$102,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$102,457	41,651	$2.46
Band 100	-	-	2.51
Band 75	-	-	2.56
Band 50	-	-	2.60
Band 25	-	-	2.65
Band 0	-	-	2.71
Total	$102,457	41,651

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,143)
Net investment income (loss)			(1,143)

Gain (loss) on investments:
Net realized gain (loss)			(9,352)
Realized gain distributions			10,744
Net change in unrealized appreciation (depreciation)			28,981
Net gain (loss)			30,373

Increase (decrease) in net assets from operations			$29,230

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,143)	$(946)
Net realized gain (loss)		(9,352)	(942)
Realized gain distributions		10,744	3,520
Net change in unrealized appreciation (depreciation)		28,981	(36,899)

Increase (decrease) in net assets from operations		29,230	(35,267)

Contract owner transactions:
Proceeds from units sold		16,997	40,857
Cost of units redeemed		(28,730)	(2,274)
Account charges		(788)	(652)
Increase (decrease)		(12,521)	37,931
Net increase (decrease)		16,709	2,664
Net assets, beginning		85,748	83,084
Net assets, ending		$102,457	$85,748

Units sold		8,026	20,378
Units redeemed		(14,625)	(1,264)
Net increase (decrease)		(6,599)	19,114
Units outstanding, beginning		48,250	29,136
Units outstanding, ending		41,651	48,250

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$153,976
Cost of units redeemed/account charges			(52,736)
Net investment income (loss)			(2,764)
Net realized gain (loss)			(4,069)
Realized gain distributions			22,501
Net change in unrealized appreciation (depreciation)			(14,451)
Net assets			$102,457
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.46	42	$102	1.25%	38.4%	12/31/2023	$2.51	0	$0	1.00%	38.8%	12/31/2023	$2.56	0	$0	0.75%	39.1%
12/31/2022	1.78	48	86	1.25%	-37.7%	12/31/2022	1.81	0	0	1.00%	-37.5%	12/31/2022	1.84	0	0	0.75%	-37.4%
12/31/2021	2.85	29	83	1.25%	16.4%	12/31/2021	2.89	0	0	1.00%	16.6%	12/31/2021	2.93	0	0	0.75%	16.9%
12/31/2020	2.45	7	16	1.25%	43.9%	12/31/2020	2.48	0	0	1.00%	44.3%	12/31/2020	2.51	0	0	0.75%	44.6%
12/31/2019	1.70	6	10	1.25%	32.5%	12/31/2019	1.72	0	0	1.00%	32.8%	12/31/2019	1.73	0	0	0.75%	33.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.60	0	$0	0.50%	39.5%	12/31/2023	$2.65	0	$0	0.25%	39.8%	12/31/2023	$2.71	0	$0	0.00%	40.2%
12/31/2022	1.87	0	0	0.50%	-37.2%	12/31/2022	1.90	0	0	0.25%	-37.1%	12/31/2022	1.93	0	0	0.00%	-36.9%
12/31/2021	2.97	0	0	0.50%	17.2%	12/31/2021	3.02	0	0	0.25%	17.5%	12/31/2021	3.06	0	0	0.00%	17.8%
12/31/2020	2.54	0	0	0.50%	45.0%	12/31/2020	2.57	0	0	0.25%	45.4%	12/31/2020	2.60	0	0	0.00%	45.7%
12/31/2019	1.75	0	0	0.50%	33.5%	12/31/2019	1.77	0	0	0.25%	33.8%	12/31/2019	1.78	0	0	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund R6 Class - 06-CXH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$750,251	$844,131	90,353
Receivables: investments sold	1,493
Payables: investments purchased	-
Net assets	$751,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$751,744	700,181	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$751,744	700,181

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$36,916
Mortality & expense charges			(9,215)
Net investment income (loss)			27,701

Gain (loss) on investments:
Net realized gain (loss)			(9,744)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			34,375
Net gain (loss)			24,631

Increase (decrease) in net assets from operations			$52,332

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,701	$27,501
Net realized gain (loss)		(9,744)	(52,700)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		34,375	(104,596)

Increase (decrease) in net assets from operations		52,332	(129,795)

Contract owner transactions:
Proceeds from units sold		31,496	48,392
Cost of units redeemed		(58,033)	(411,238)
Account charges		(176)	(158)
Increase (decrease)		(26,713)	(363,004)
Net increase (decrease)		25,619	(492,799)
Net assets, beginning		726,125	1,218,924
Net assets, ending		$751,744	$726,125

Units sold		30,676	45,710
Units redeemed		(56,312)	(399,734)
Net increase (decrease)		(25,636)	(354,024)
Units outstanding, beginning		725,817	1,079,841
Units outstanding, ending		700,181	725,817

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,361,299
Cost of units redeemed/account charges			(2,635,419)
Net investment income (loss)			211,079
Net realized gain (loss)			(91,335)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(93,880)
Net assets			$751,744
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	700	$752	1.25%	7.3%	12/31/2023	$1.09	0	$0	1.00%	7.6%	12/31/2023	$1.11	0	$0	0.75%	7.9%
12/31/2022	1.00	726	726	1.25%	-11.4%	12/31/2022	1.02	0	0	1.00%	-11.2%	12/31/2022	1.03	0	0	0.75%	-10.9%
12/31/2021	1.13	1,080	1,219	1.25%	1.2%	12/31/2021	1.14	0	0	1.00%	1.5%	12/31/2021	1.16	0	0	0.75%	1.7%
12/31/2020	1.12	1,341	1,495	1.25%	2.5%	12/31/2020	1.13	0	0	1.00%	2.7%	12/31/2020	1.14	0	0	0.75%	3.0%
12/31/2019	1.09	1,131	1,231	1.25%	7.2%	12/31/2019	1.10	0	0	1.00%	7.5%	12/31/2019	1.11	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	0.50%	8.1%	12/31/2023	$1.15	0	$0	0.25%	8.4%	12/31/2023	$1.17	0	$0	0.00%	8.7%
12/31/2022	1.05	0	0	0.50%	-10.7%	12/31/2022	1.06	0	0	0.25%	-10.5%	12/31/2022	1.08	0	0	0.00%	-10.3%
12/31/2021	1.17	0	0	0.50%	2.0%	12/31/2021	1.19	0	0	0.25%	2.2%	12/31/2021	1.20	0	0	0.00%	2.5%
12/31/2020	1.15	0	0	0.50%	3.2%	12/31/2020	1.16	0	0	0.25%	3.5%	12/31/2020	1.17	0	0	0.00%	3.7%
12/31/2019	1.11	0	0	0.50%	8.0%	12/31/2019	1.12	0	0	0.25%	8.3%	12/31/2019	1.13	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.0%
2022	4.0%
2021	3.8%
2020	4.4%
2019	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Global Bond Fund R6 Class - 06-FGT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,973	$114,191	13,297
Receivables: investments sold	1,686
Payables: investments purchased	-
Net assets	$102,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$102,659	117,880	$0.87
Band 100	-	-	0.89
Band 75	-	-	0.90
Band 50	-	-	0.92
Band 25	-	-	0.93
Band 0	-	-	0.95
Total	$102,659	117,880

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,573
Mortality & expense charges			(1,703)
Net investment income (loss)			3,870

Gain (loss) on investments:
Net realized gain (loss)			(25,588)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			23,574
Net gain (loss)			(2,014)

Increase (decrease) in net assets from operations			$1,856

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,870	$11,002
Net realized gain (loss)		(25,588)	(31,988)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		23,574	1,075

Increase (decrease) in net assets from operations		1,856	(19,911)

Contract owner transactions:
Proceeds from units sold		30,566	42,898
Cost of units redeemed		(121,702)	(184,066)
Account charges		(146)	(250)
Increase (decrease)		(91,282)	(141,418)
Net increase (decrease)		(89,426)	(161,329)
Net assets, beginning		192,085	353,414
Net assets, ending		$102,659	$192,085

Units sold		36,021	49,902
Units redeemed		(141,903)	(209,207)
Net increase (decrease)		(105,882)	(159,305)
Units outstanding, beginning		223,762	383,067
Units outstanding, ending		117,880	223,762

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,339,467
Cost of units redeemed/account charges			(7,022,957)
Net investment income (loss)			431,986
Net realized gain (loss)			(632,619)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(13,218)
Net assets			$102,659
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.87	118	$103	1.25%	1.4%	12/31/2023	$0.89	0	$0	1.00%	1.7%	12/31/2023	$0.90	0	$0	0.75%	2.0%
12/31/2022	0.86	224	192	1.25%	-7.0%	12/31/2022	0.87	0	0	1.00%	-6.7%	12/31/2022	0.88	0	0	0.75%	-6.5%
12/31/2021	0.92	383	353	1.25%	-5.8%	12/31/2021	0.93	0	0	1.00%	-5.5%	12/31/2021	0.95	0	0	0.75%	-5.3%
12/31/2020	0.98	576	564	1.25%	-5.2%	12/31/2020	0.99	0	0	1.00%	-5.0%	12/31/2020	1.00	0	0	0.75%	-4.8%
12/31/2019	1.03	2,529	2,613	1.25%	-0.2%	12/31/2019	1.04	0	0	1.00%	0.0%	12/31/2019	1.05	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	0	$0	0.50%	2.2%	12/31/2023	$0.93	0	$0	0.25%	2.5%	12/31/2023	$0.95	0	$0	0.00%	2.7%
12/31/2022	0.90	0	0	0.50%	-6.3%	12/31/2022	0.91	0	0	0.25%	-6.0%	12/31/2022	0.93	0	0	0.00%	-5.8%
12/31/2021	0.96	0	0	0.50%	-5.1%	12/31/2021	0.97	0	0	0.25%	-4.8%	12/31/2021	0.98	0	0	0.00%	-4.6%
12/31/2020	1.01	0	0	0.50%	-4.5%	12/31/2020	1.02	0	0	0.25%	-4.3%	12/31/2020	1.03	454	468	0.00%	-4.1%
12/31/2019	1.06	0	0	0.50%	0.5%	12/31/2019	1.07	0	0	0.25%	0.8%	12/31/2019	1.07	589	632	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	5.2%
2021	4.4%
2020	6.1%
2019	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund R6 Class - 06-FNP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$360,279	$396,132	18,665
Receivables: investments sold	3,334
Payables: investments purchased	-
Net assets	$363,613

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$363,613	235,920	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$363,613	235,920

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,488
Mortality & expense charges			(4,292)
Net investment income (loss)			5,196

Gain (loss) on investments:
Net realized gain (loss)			(2,554)
Realized gain distributions			13,666
Net change in unrealized appreciation (depreciation)			(37,043)
Net gain (loss)			(25,931)

Increase (decrease) in net assets from operations			$(20,735)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,196	$4,600
Net realized gain (loss)		(2,554)	3,460
Realized gain distributions		13,666	4,939
Net change in unrealized appreciation (depreciation)		(37,043)	(18,788)

Increase (decrease) in net assets from operations		(20,735)	(5,789)

Contract owner transactions:
Proceeds from units sold		57,338	103,645
Cost of units redeemed		(27,122)	(151,152)
Account charges		(19)	(45)
Increase (decrease)		30,197	(47,552)
Net increase (decrease)		9,462	(53,341)
Net assets, beginning		354,151	407,492
Net assets, ending		$363,613	$354,151

Units sold		37,088	60,905
Units redeemed		(17,631)	(95,053)
Net increase (decrease)		19,457	(34,148)
Units outstanding, beginning		216,463	250,611
Units outstanding, ending		235,920	216,463

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$647,455
Cost of units redeemed/account charges			(304,388)
Net investment income (loss)			15,413
Net realized gain (loss)			3,006
Realized gain distributions			37,980
Net change in unrealized appreciation (depreciation)			(35,853)
Net assets			$363,613
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	236	$364	1.25%	-5.8%	12/31/2023	$1.57	0	$0	1.00%	-5.6%	12/31/2023	$1.60	0	$0	0.75%	-5.3%
12/31/2022	1.64	216	354	1.25%	0.6%	12/31/2022	1.66	0	0	1.00%	0.9%	12/31/2022	1.69	0	0	0.75%	1.1%
12/31/2021	1.63	251	407	1.25%	16.8%	12/31/2021	1.65	0	0	1.00%	17.1%	12/31/2021	1.67	0	0	0.75%	17.3%
12/31/2020	1.39	68	95	1.25%	-2.9%	12/31/2020	1.41	0	0	1.00%	-2.6%	12/31/2020	1.42	0	0	0.75%	-2.4%
12/31/2019	1.43	54	78	1.25%	25.5%	12/31/2019	1.44	0	0	1.00%	25.8%	12/31/2019	1.46	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	0	$0	0.50%	-5.1%	12/31/2023	$1.65	0	$0	0.25%	-4.9%	12/31/2023	$1.68	0	$0	0.00%	-4.6%
12/31/2022	1.71	0	0	0.50%	1.4%	12/31/2022	1.74	0	0	0.25%	1.6%	12/31/2022	1.76	0	0	0.00%	1.9%
12/31/2021	1.69	0	0	0.50%	17.6%	12/31/2021	1.71	0	0	0.25%	17.9%	12/31/2021	1.73	0	0	0.00%	18.2%
12/31/2020	1.44	0	0	0.50%	-2.2%	12/31/2020	1.45	0	0	0.25%	-1.9%	12/31/2020	1.47	0	0	0.00%	-1.7%
12/31/2019	1.47	0	0	0.50%	26.5%	12/31/2019	1.48	0	0	0.25%	26.8%	12/31/2019	1.49	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.5%
2021	1.9%
2020	2.7%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund Advisor Class - 06-FPC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,718	$13,656	653
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$12,721

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,721	8,302	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$12,721	8,302

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$273
Mortality & expense charges			(108)
Net investment income (loss)			165

Gain (loss) on investments:
Net realized gain (loss)			59
Realized gain distributions			459
Net change in unrealized appreciation (depreciation)			(1,456)
Net gain (loss)			(938)

Increase (decrease) in net assets from operations			$(773)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$165	$202
Net realized gain (loss)		59	700
Realized gain distributions		459	207
Net change in unrealized appreciation (depreciation)		(1,456)	(1,059)

Increase (decrease) in net assets from operations		(773)	50

Contract owner transactions:
Proceeds from units sold		8,564	3,654
Cost of units redeemed		(7,102)	(12,622)
Account charges		-	-
Increase (decrease)		1,462	(8,968)
Net increase (decrease)		689	(8,918)
Net assets, beginning		12,032	20,950
Net assets, ending		$12,721	$12,032

Units sold		5,450	2,244
Units redeemed		(4,539)	(7,794)
Net increase (decrease)		911	(5,550)
Units outstanding, beginning		7,391	12,941
Units outstanding, ending		8,302	7,391

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$449,307
Cost of units redeemed/account charges			(485,671)
Net investment income (loss)			16,079
Net realized gain (loss)			2,673
Realized gain distributions			31,271
Net change in unrealized appreciation (depreciation)			(938)
Net assets			$12,721
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	8	$13	1.25%	-5.9%	12/31/2023	$1.56	0	$0	1.00%	-5.6%	12/31/2023	$1.59	0	$0	0.75%	-5.4%
12/31/2022	1.63	7	12	1.25%	0.5%	12/31/2022	1.65	0	0	1.00%	0.8%	12/31/2022	1.68	0	0	0.75%	1.1%
12/31/2021	1.62	13	21	1.25%	16.7%	12/31/2021	1.64	0	0	1.00%	17.0%	12/31/2021	1.66	0	0	0.75%	17.3%
12/31/2020	1.39	134	186	1.25%	-3.0%	12/31/2020	1.40	0	0	1.00%	-2.8%	12/31/2020	1.42	0	0	0.75%	-2.5%
12/31/2019	1.43	256	367	1.25%	25.4%	12/31/2019	1.44	0	0	1.00%	25.7%	12/31/2019	1.45	0	0	0.75%	26.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	-5.2%	12/31/2023	$1.64	0	$0	0.25%	-4.9%	12/31/2023	$1.67	0	$0	0.00%	-4.7%
12/31/2022	1.70	0	0	0.50%	1.3%	12/31/2022	1.73	0	0	0.25%	1.6%	12/31/2022	1.76	0	0	0.00%	1.8%
12/31/2021	1.68	0	0	0.50%	17.6%	12/31/2021	1.70	0	0	0.25%	17.9%	12/31/2021	1.72	0	0	0.00%	18.2%
12/31/2020	1.43	0	0	0.50%	-2.3%	12/31/2020	1.44	0	0	0.25%	-2.0%	12/31/2020	1.46	0	0	0.00%	-1.8%
12/31/2019	1.46	0	0	0.50%	26.3%	12/31/2019	1.47	0	0	0.25%	26.6%	12/31/2019	1.49	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	2.6%
2021	4.3%
2020	2.2%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Utilities Fund R Class - 06-FPN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$34
Net realized gain (loss)		(1)	(1,527)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(117)

Increase (decrease) in net assets from operations		(1)	(1,610)

Contract owner transactions:
Proceeds from units sold		-	179,142
Cost of units redeemed		-	(181,851)
Account charges		-	-
Increase (decrease)		-	(2,709)
Net increase (decrease)		(1)	(4,319)
Net assets, beginning		1	4,320
Net assets, ending		$-	$1

Units sold		-	111,827
Units redeemed		(1)	(114,563)
Net increase (decrease)		(1)	(2,736)
Units outstanding, beginning		1	2,737
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$349,019
Cost of units redeemed/account charges			(351,855)
Net investment income (loss)			812
Net realized gain (loss)			(672)
Realized gain distributions			2,696
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	1.25%	-6.3%	12/31/2023	$1.51	0	$0	1.00%	-6.1%	12/31/2023	$1.53	0	$0	0.75%	-5.9%
12/31/2022	1.58	0	0	1.25%	0.1%	12/31/2022	1.60	0	0	1.00%	0.3%	12/31/2022	1.63	0	0	0.75%	0.6%
12/31/2021	1.58	3	4	1.25%	16.1%	12/31/2021	1.60	0	0	1.00%	16.4%	12/31/2021	1.62	0	0	0.75%	16.7%
12/31/2020	1.36	14	20	1.25%	-3.4%	12/31/2020	1.37	0	0	1.00%	-3.2%	12/31/2020	1.39	0	0	0.75%	-2.9%
12/31/2019	1.41	18	25	1.25%	24.7%	12/31/2019	1.42	0	0	1.00%	25.0%	12/31/2019	1.43	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	-5.6%	12/31/2023	$1.59	0	$0	0.25%	-5.4%	12/31/2023	$1.62	0	$0	0.00%	-5.1%
12/31/2022	1.65	0	0	0.50%	0.8%	12/31/2022	1.68	0	0	0.25%	1.1%	12/31/2022	1.70	0	0	0.00%	1.3%
12/31/2021	1.64	0	0	0.50%	16.9%	12/31/2021	1.66	0	0	0.25%	17.2%	12/31/2021	1.68	0	0	0.00%	17.5%
12/31/2020	1.40	0	0	0.50%	-2.7%	12/31/2020	1.42	0	0	0.25%	-2.5%	12/31/2020	1.43	0	0	0.00%	-2.2%
12/31/2019	1.44	0	0	0.50%	25.7%	12/31/2019	1.45	0	0	0.25%	26.0%	12/31/2019	1.46	0	0	0.00%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	5.9%
2021	2.5%
2020	1.4%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Series R6 Class - 06-FXP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$380	$372	3
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$384

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$384	189	$2.03
Band 100	-	-	2.06
Band 75	-	-	2.10
Band 50	-	-	2.13
Band 25	-	-	2.17
Band 0	-	-	2.20
Total	$384	189

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1
Mortality & expense charges			(336)
Net investment income (loss)			(335)

Gain (loss) on investments:
Net realized gain (loss)			(6,497)
Realized gain distributions			21
Net change in unrealized appreciation (depreciation)			14,723
Net gain (loss)			8,247

Increase (decrease) in net assets from operations			$7,912

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(335)	$(1,201)
Net realized gain (loss)		(6,497)	113,732
Realized gain distributions		21	4,004
Net change in unrealized appreciation (depreciation)		14,723	(190,688)

Increase (decrease) in net assets from operations		7,912	(74,153)

Contract owner transactions:
Proceeds from units sold		2,024	8,990
Cost of units redeemed		(51,833)	(654,923)
Account charges		(42)	(84)
Increase (decrease)		(49,851)	(646,017)
Net increase (decrease)		(41,939)	(720,170)
Net assets, beginning		42,323	762,493
Net assets, ending		$384	$42,323

Units sold		1,176	4,801
Units redeemed		(27,358)	(331,177)
Net increase (decrease)		(26,182)	(326,376)
Units outstanding, beginning		26,371	352,747
Units outstanding, ending		189	26,371

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$725,166
Cost of units redeemed/account charges			(988,435)
Net investment income (loss)			(15,126)
Net realized gain (loss)			137,469
Realized gain distributions			141,302
Net change in unrealized appreciation (depreciation)			8
Net assets			$384
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.03	0	$0	1.25%	26.5%	12/31/2023	$2.06	0	$0	1.00%	26.8%	12/31/2023	$2.10	0	$0	0.75%	27.1%
12/31/2022	1.60	26	42	1.25%	-25.8%	12/31/2022	1.63	0	0	1.00%	-25.6%	12/31/2022	1.65	0	0	0.75%	-25.4%
12/31/2021	2.16	353	762	1.25%	20.7%	12/31/2021	2.19	0	0	1.00%	21.0%	12/31/2021	2.21	0	0	0.75%	21.3%
12/31/2020	1.79	348	624	1.25%	29.5%	12/31/2020	1.81	0	0	1.00%	29.8%	12/31/2020	1.82	0	0	0.75%	30.1%
12/31/2019	1.38	405	560	1.25%	31.0%	12/31/2019	1.39	0	0	1.00%	31.3%	12/31/2019	1.40	0	0	0.75%	31.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.13	0	$0	0.50%	27.5%	12/31/2023	$2.17	0	$0	0.25%	27.8%	12/31/2023	$2.20	0	$0	0.00%	28.1%
12/31/2022	1.67	0	0	0.50%	-25.2%	12/31/2022	1.70	0	0	0.25%	-25.0%	12/31/2022	1.72	0	0	0.00%	-24.8%
12/31/2021	2.24	0	0	0.50%	21.6%	12/31/2021	2.26	0	0	0.25%	21.9%	12/31/2021	2.29	0	0	0.00%	22.2%
12/31/2020	1.84	0	0	0.50%	30.4%	12/31/2020	1.86	0	0	0.25%	30.7%	12/31/2020	1.87	0	0	0.00%	31.1%
12/31/2019	1.41	0	0	0.50%	32.0%	12/31/2019	1.42	0	0	0.25%	32.3%	12/31/2019	1.43	0	0	0.00%	32.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.1%
2020	0.3%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Income Fund R6 Class - 06-GKR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,724,626	$1,768,133	737,534
Receivables: investments sold	-
Payables: investments purchased	(13,547)
Net assets	$1,711,079

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,711,079	1,311,268	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$1,711,079	1,311,268

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$87,626
Mortality & expense charges			(19,184)
Net investment income (loss)			68,442

Gain (loss) on investments:
Net realized gain (loss)			(4,624)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			30,872
Net gain (loss)			26,248

Increase (decrease) in net assets from operations			$94,690

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$68,442	$30,269
Net realized gain (loss)		(4,624)	24,803
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		30,872	(107,556)

Increase (decrease) in net assets from operations		94,690	(52,484)

Contract owner transactions:
Proceeds from units sold		800,096	974,660
Cost of units redeemed		(79,785)	(219,514)
Account charges		(978)	(662)
Increase (decrease)		719,333	754,484
Net increase (decrease)		814,023	702,000
Net assets, beginning		897,056	195,056
Net assets, ending		$1,711,079	$897,056

Units sold		635,630	763,441
Units redeemed		(63,339)	(175,416)
Net increase (decrease)		572,291	588,025
Units outstanding, beginning		738,977	150,952
Units outstanding, ending		1,311,268	738,977

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,992,925
Cost of units redeemed/account charges			(380,816)
Net investment income (loss)			110,309
Net realized gain (loss)			28,260
Realized gain distributions			3,908
Net change in unrealized appreciation (depreciation)			(43,507)
Net assets			$1,711,079
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	1,311	$1,711	1.25%	7.5%	12/31/2023	$1.32	0	$0	1.00%	7.8%	12/31/2023	$1.34	0	$0	0.75%	8.0%
12/31/2022	1.21	739	897	1.25%	-6.1%	12/31/2022	1.23	0	0	1.00%	-5.8%	12/31/2022	1.24	0	0	0.75%	-5.6%
12/31/2021	1.29	151	195	1.25%	16.5%	12/31/2021	1.31	0	0	1.00%	16.8%	12/31/2021	1.32	0	0	0.75%	17.1%
12/31/2020	1.11	146	162	1.25%	2.5%	12/31/2020	1.12	0	0	1.00%	2.7%	12/31/2020	1.13	0	0	0.75%	3.0%
12/31/2019	1.08	0	0	1.25%	14.6%	12/31/2019	1.09	0	0	1.00%	14.9%	12/31/2019	1.09	0	0	0.75%	15.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	8.3%	12/31/2023	$1.39	0	$0	0.25%	8.6%	12/31/2023	$1.41	0	$0	0.00%	8.8%
12/31/2022	1.26	0	0	0.50%	-5.3%	12/31/2022	1.28	0	0	0.25%	-5.1%	12/31/2022	1.29	0	0	0.00%	-4.9%
12/31/2021	1.33	0	0	0.50%	17.4%	12/31/2021	1.35	0	0	0.25%	17.7%	12/31/2021	1.36	0	0	0.00%	18.0%
12/31/2020	1.13	0	0	0.50%	3.3%	12/31/2020	1.14	0	0	0.25%	3.5%	12/31/2020	1.15	0	0	0.00%	3.8%
12/31/2019	1.10	0	0	0.50%	15.5%	12/31/2019	1.10	0	0	0.25%	15.8%	12/31/2019	1.11	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.7%
2022	7.2%
2021	4.7%
2020	8.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Global Discovery Fund R6 Class - 06-FXR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$5.65
Band 100	-	-	5.74
Band 75	-	-	5.83
Band 50	-	-	5.93
Band 25	-	-	6.03
Band 0	-	-	6.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$99,618
Cost of units redeemed/account charges			(109,031)
Net investment income (loss)			1,965
Net realized gain (loss)			2,545
Realized gain distributions			4,903
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.65	0	$0	1.25%	382.7%	12/31/2023	$5.74	0	$0	1.00%	383.9%	12/31/2023	$5.83	0	$0	0.75%	385.1%
12/31/2022	1.17	0	0	1.25%	-5.9%	12/31/2022	1.19	0	0	1.00%	-5.6%	12/31/2022	1.20	0	0	0.75%	-5.4%
12/31/2021	1.24	0	0	1.25%	18.4%	12/31/2021	1.26	0	0	1.00%	18.6%	12/31/2021	1.27	0	0	0.75%	18.9%
12/31/2020	1.05	0	0	1.25%	-5.5%	12/31/2020	1.06	0	0	1.00%	-5.2%	12/31/2020	1.07	0	0	0.75%	-5.0%
12/31/2019	1.11	0	0	1.25%	23.2%	12/31/2019	1.12	0	0	1.00%	23.6%	12/31/2019	1.12	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.93	0	$0	0.50%	386.3%	12/31/2023	$6.03	0	$0	0.25%	387.5%	12/31/2023	$6.13	0	$0	0.00%	388.7%
12/31/2022	1.22	0	0	0.50%	-5.2%	12/31/2022	1.24	0	0	0.25%	-4.9%	12/31/2022	1.25	0	0	0.00%	-4.7%
12/31/2021	1.29	0	0	0.50%	19.2%	12/31/2021	1.30	0	0	0.25%	19.5%	12/31/2021	1.31	0	0	0.00%	19.8%
12/31/2020	1.08	0	0	0.50%	-4.7%	12/31/2020	1.09	0	0	0.25%	-4.5%	12/31/2020	1.10	0	0	0.00%	-4.3%
12/31/2019	1.13	0	0	0.50%	24.2%	12/31/2019	1.14	0	0	0.25%	24.5%	12/31/2019	1.15	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Value Fund R6 Class - 06-GKT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,679,164	$2,805,281	46,593
Receivables: investments sold	2,302
Payables: investments purchased	-
Net assets	$2,681,466

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,681,466	1,868,080	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$2,681,466	1,868,080

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$29,700
Mortality & expense charges			(30,102)
Net investment income (loss)			(402)

Gain (loss) on investments:
Net realized gain (loss)			(54,806)
Realized gain distributions			87,985
Net change in unrealized appreciation (depreciation)			256,167
Net gain (loss)			289,346

Increase (decrease) in net assets from operations			$288,944

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(402)	$(16,221)
Net realized gain (loss)		(54,806)	(212,219)
Realized gain distributions		87,985	61,161
Net change in unrealized appreciation (depreciation)		256,167	(246,581)

Increase (decrease) in net assets from operations		288,944	(413,860)

Contract owner transactions:
Proceeds from units sold		1,502,858	1,206,553
Cost of units redeemed		(1,483,262)	(2,075,880)
Account charges		(1,836)	(1,940)
Increase (decrease)		17,760	(871,267)
Net increase (decrease)		306,704	(1,285,127)
Net assets, beginning		2,374,762	3,659,889
Net assets, ending		$2,681,466	$2,374,762

Units sold		1,155,517	944,323
Units redeemed		(1,139,206)	(1,633,424)
Net increase (decrease)		16,311	(689,101)
Units outstanding, beginning		1,851,769	2,540,870
Units outstanding, ending		1,868,080	1,851,769

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,820,188
Cost of units redeemed/account charges			(5,326,357)
Net investment income (loss)			(7,805)
Net realized gain (loss)			(149,618)
Realized gain distributions			471,175
Net change in unrealized appreciation (depreciation)			(126,117)
Net assets			$2,681,466
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	1,868	$2,681	1.25%	11.9%	12/31/2023	$1.46	0	$0	1.00%	12.2%	12/31/2023	$1.48	0	$0	0.75%	12.5%
12/31/2022	1.28	1,852	2,375	1.25%	-11.0%	12/31/2022	1.30	0	0	1.00%	-10.7%	12/31/2022	1.32	0	0	0.75%	-10.5%
12/31/2021	1.44	2,541	3,660	1.25%	24.4%	12/31/2021	1.46	0	0	1.00%	24.7%	12/31/2021	1.47	0	0	0.75%	25.0%
12/31/2020	1.16	417	483	1.25%	4.5%	12/31/2020	1.17	0	0	1.00%	4.8%	12/31/2020	1.18	0	0	0.75%	5.0%
12/31/2019	1.11	14	15	1.25%	25.0%	12/31/2019	1.11	0	0	1.00%	25.3%	12/31/2019	1.12	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	0	$0	0.50%	12.8%	12/31/2023	$1.52	0	$0	0.25%	13.1%	12/31/2023	$1.55	0	$0	0.00%	13.3%
12/31/2022	1.33	0	0	0.50%	-10.3%	12/31/2022	1.35	0	0	0.25%	-10.1%	12/31/2022	1.37	0	0	0.00%	-9.8%
12/31/2021	1.48	0	0	0.50%	25.3%	12/31/2021	1.50	0	0	0.25%	25.7%	12/31/2021	1.52	0	0	0.00%	26.0%
12/31/2020	1.18	0	0	0.50%	5.3%	12/31/2020	1.19	0	0	0.25%	5.6%	12/31/2020	1.20	0	0	0.00%	5.8%
12/31/2019	1.12	0	0	0.50%	26.0%	12/31/2019	1.13	0	0	0.25%	26.3%	12/31/2019	1.14	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.6%
2021	1.7%
2020	2.0%
2019	10.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Foreign Fund R6 Class - 06-GCR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$114,061	$109,331	14,472
Receivables: investments sold	-
Payables: investments purchased	(308)
Net assets	$113,753

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,753	98,249	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$113,753	98,249

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,151
Mortality & expense charges			(719)
Net investment income (loss)			2,432

Gain (loss) on investments:
Net realized gain (loss)			364
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,410
Net gain (loss)			4,774

Increase (decrease) in net assets from operations			$7,206

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,432	$19
Net realized gain (loss)		364	4,097
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,410	(3,805)

Increase (decrease) in net assets from operations		7,206	311

Contract owner transactions:
Proceeds from units sold		82,171	1,521
Cost of units redeemed		(3,397)	(44,127)
Account charges		-	-
Increase (decrease)		78,774	(42,606)
Net increase (decrease)		85,980	(42,295)
Net assets, beginning		27,773	70,068
Net assets, ending		$113,753	$27,773

Units sold		72,860	1,642
Units redeemed		(3,126)	(41,922)
Net increase (decrease)		69,734	(40,280)
Units outstanding, beginning		28,515	68,795
Units outstanding, ending		98,249	28,515

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$637,366
Cost of units redeemed/account charges			(565,794)
Net investment income (loss)			17,090
Net realized gain (loss)			20,361
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,730
Net assets			$113,753
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	98	$114	1.25%	18.9%	12/31/2023	$1.18	0	$0	1.00%	19.2%	12/31/2023	$1.20	0	$0	0.75%	19.5%
12/31/2022	0.97	29	28	1.25%	-4.4%	12/31/2022	0.99	0	0	1.00%	-4.1%	12/31/2022	1.00	0	0	0.75%	-3.9%
12/31/2021	1.02	69	70	1.25%	4.2%	12/31/2021	1.03	0	0	1.00%	4.5%	12/31/2021	1.04	0	0	0.75%	4.7%
12/31/2020	0.98	65	64	1.25%	-1.4%	12/31/2020	0.99	0	0	1.00%	-1.1%	12/31/2020	0.99	0	0	0.75%	-0.9%
12/31/2019	0.99	61	61	1.25%	11.6%	12/31/2019	1.00	0	0	1.00%	11.9%	12/31/2019	1.00	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	19.8%	12/31/2023	$1.24	0	$0	0.25%	20.1%	12/31/2023	$1.26	0	$0	0.00%	20.4%
12/31/2022	1.02	0	0	0.50%	-3.7%	12/31/2022	1.03	0	0	0.25%	-3.4%	12/31/2022	1.04	0	0	0.00%	-3.2%
12/31/2021	1.05	0	0	0.50%	5.0%	12/31/2021	1.07	0	0	0.25%	5.2%	12/31/2021	1.08	0	0	0.00%	5.5%
12/31/2020	1.00	0	0	0.50%	-0.6%	12/31/2020	1.01	0	0	0.25%	-0.4%	12/31/2020	1.02	0	0	0.00%	-0.1%
12/31/2019	1.01	0	0	0.50%	12.5%	12/31/2019	1.02	0	0	0.25%	12.8%	12/31/2019	1.02	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	0.9%
2021	4.7%
2020	1.7%
2019	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin U.S. Government Securities Fund R6 Class - 06-3RV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	1.25%	3.3%	12/31/2023	$0.96	0	$0	1.00%	3.6%	12/31/2023	$0.97	0	$0	0.75%	3.8%
12/31/2022	0.92	0	0	1.25%	-11.3%	12/31/2022	0.93	0	0	1.00%	-11.1%	12/31/2022	0.94	0	0	0.75%	-10.9%
12/31/2021	1.04	0	0	1.25%	-3.0%	12/31/2021	1.04	0	0	1.00%	-2.8%	12/31/2021	1.05	0	0	0.75%	-2.5%
12/31/2020	1.07	0	0	1.25%	2.4%	12/31/2020	1.07	0	0	1.00%	2.7%	12/31/2020	1.08	0	0	0.75%	2.9%
12/31/2019	1.04	0	0	1.25%	4.3%	12/31/2019	1.05	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	4.1%	12/31/2023	$1.00	0	$0	0.25%	4.3%	12/31/2023	$1.01	0	$0	0.00%	4.6%
12/31/2022	0.95	0	0	0.50%	-10.6%	12/31/2022	0.96	0	0	0.25%	-10.4%	12/31/2022	0.96	0	0	0.00%	-10.2%
12/31/2021	1.06	0	0	0.50%	-2.3%	12/31/2021	1.07	0	0	0.25%	-2.0%	12/31/2021	1.07	0	0	0.00%	-1.8%
12/31/2020	1.08	0	0	0.50%	3.2%	12/31/2020	1.09	0	0	0.25%	3.5%	12/31/2020	1.09	0	0	0.00%	3.7%
12/31/2019	1.05	0	0	0.50%	5.0%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.06	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin International Growth Fund R6 Class - 06-3T4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$579,828	$638,723	34,886
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$579,809

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$579,809	454,999	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$579,809	454,999

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,959)
Net investment income (loss)			(8,959)

Gain (loss) on investments:
Net realized gain (loss)			(86,541)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			215,182
Net gain (loss)			128,641

Increase (decrease) in net assets from operations			$119,682

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,959)	$(19,153)
Net realized gain (loss)		(86,541)	(443,409)
Realized gain distributions		-	16,168
Net change in unrealized appreciation (depreciation)		215,182	(315,463)

Increase (decrease) in net assets from operations		119,682	(761,857)

Contract owner transactions:
Proceeds from units sold		92,248	418,787
Cost of units redeemed		(503,739)	(1,556,153)
Account charges		(2,647)	(5,762)
Increase (decrease)		(414,138)	(1,143,128)
Net increase (decrease)		(294,456)	(1,904,985)
Net assets, beginning		874,265	2,779,250
Net assets, ending		$579,809	$874,265

Units sold		80,025	376,226
Units redeemed		(406,516)	(1,269,385)
Net increase (decrease)		(326,491)	(893,159)
Units outstanding, beginning		781,490	1,674,649
Units outstanding, ending		454,999	781,490

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,695,301
Cost of units redeemed/account charges			(2,618,867)
Net investment income (loss)			(25,596)
Net realized gain (loss)			(491,678)
Realized gain distributions			79,544
Net change in unrealized appreciation (depreciation)			(58,895)
Net assets			$579,809
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	455	$580	1.25%	13.9%	12/31/2023	$1.29	0	$0	1.00%	14.2%	12/31/2023	$1.31	0	$0	0.75%	14.5%
12/31/2022	1.12	781	874	1.25%	-32.6%	12/31/2022	1.13	0	0	1.00%	-32.4%	12/31/2022	1.14	0	0	0.75%	-32.3%
12/31/2021	1.66	1,675	2,779	1.25%	0.3%	12/31/2021	1.67	0	0	1.00%	0.5%	12/31/2021	1.68	0	0	0.75%	0.8%
12/31/2020	1.65	1,114	1,844	1.25%	31.4%	12/31/2020	1.66	0	0	1.00%	31.7%	12/31/2020	1.67	0	0	0.75%	32.0%
12/31/2019	1.26	0	0	1.25%	26.0%	12/31/2019	1.26	0	0	1.00%	26.3%	12/31/2019	1.27	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	14.8%	12/31/2023	$1.34	0	$0	0.25%	15.0%	12/31/2023	$1.36	0	$0	0.00%	15.3%
12/31/2022	1.15	0	0	0.50%	-32.1%	12/31/2022	1.16	0	0	0.25%	-31.9%	12/31/2022	1.18	0	0	0.00%	-31.7%
12/31/2021	1.70	0	0	0.50%	1.0%	12/31/2021	1.71	0	0	0.25%	1.3%	12/31/2021	1.72	0	0	0.00%	1.5%
12/31/2020	1.68	0	0	0.50%	32.4%	12/31/2020	1.69	0	0	0.25%	32.7%	12/31/2020	1.70	0	0	0.00%	33.0%
12/31/2019	1.27	0	0	0.50%	26.9%	12/31/2019	1.27	0	0	0.25%	27.2%	12/31/2019	1.27	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	1.4%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$201,982	$190,198	4,650
Receivables: investments sold	-
Payables: investments purchased	(1,752)
Net assets	$200,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$200,230	118,463	$1.69
Band 100	-	-	1.71
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$200,230	118,463

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,160)
Net investment income (loss)			(2,160)

Gain (loss) on investments:
Net realized gain (loss)			(322)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			43,305
Net gain (loss)			42,983

Increase (decrease) in net assets from operations			$40,823

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,160)	$(1,540)
Net realized gain (loss)		(322)	(11,176)
Realized gain distributions		-	7,948
Net change in unrealized appreciation (depreciation)		43,305	(24,091)

Increase (decrease) in net assets from operations		40,823	(28,859)

Contract owner transactions:
Proceeds from units sold		10,276	112,427
Cost of units redeemed		(1,877)	(15,169)
Account charges		(187)	(69)
Increase (decrease)		8,212	97,189
Net increase (decrease)		49,035	68,330
Net assets, beginning		151,195	82,865
Net assets, ending		$200,230	$151,195

Units sold		8,086	83,690
Units redeemed		(2,405)	(11,525)
Net increase (decrease)		5,681	72,165
Units outstanding, beginning		112,782	40,617
Units outstanding, ending		118,463	112,782

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$273,172
Cost of units redeemed/account charges			(86,120)
Net investment income (loss)			(4,601)
Net realized gain (loss)			(11,431)
Realized gain distributions			17,426
Net change in unrealized appreciation (depreciation)			11,784
Net assets			$200,230
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	118	$200	1.25%	26.1%	12/31/2023	$1.71	0	$0	1.00%	26.4%	12/31/2023	$1.73	0	$0	0.75%	26.7%
12/31/2022	1.34	113	151	1.25%	-34.3%	12/31/2022	1.35	0	0	1.00%	-34.1%	12/31/2022	1.37	0	0	0.75%	-34.0%
12/31/2021	2.04	41	83	1.25%	8.9%	12/31/2021	2.06	0	0	1.00%	9.2%	12/31/2021	2.07	0	0	0.75%	9.5%
12/31/2020	1.87	0	0	1.25%	54.6%	12/31/2020	1.88	0	0	1.00%	55.0%	12/31/2020	1.89	0	0	0.75%	55.4%
12/31/2019	1.21	0	0	1.25%	21.1%	12/31/2019	1.21	0	0	1.00%	21.4%	12/31/2019	1.22	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	0	$0	0.50%	27.0%	12/31/2023	$1.78	0	$0	0.25%	27.3%	12/31/2023	$1.80	0	$0	0.00%	27.7%
12/31/2022	1.38	0	0	0.50%	-33.8%	12/31/2022	1.39	0	0	0.25%	-33.6%	12/31/2022	1.41	0	0	0.00%	-33.5%
12/31/2021	2.09	0	0	0.50%	9.7%	12/31/2021	2.10	0	0	0.25%	10.0%	12/31/2021	2.12	0	0	0.00%	10.3%
12/31/2020	1.90	0	0	0.50%	55.8%	12/31/2020	1.91	0	0	0.25%	56.2%	12/31/2020	1.92	0	0	0.00%	56.6%
12/31/2019	1.22	0	0	0.50%	22.0%	12/31/2019	1.22	0	0	0.25%	22.3%	12/31/2019	1.23	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Rising Dividends Fund R6 Class - 06-3T7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$280,839	$267,343	3,183
Receivables: investments sold	225
Payables: investments purchased	-
Net assets	$281,064

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,064	160,172	$1.75
Band 100	-	-	1.78
Band 75	-	-	1.80
Band 50	-	-	1.82
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$281,064	160,172

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,709
Mortality & expense charges			(3,472)
Net investment income (loss)			237

Gain (loss) on investments:
Net realized gain (loss)			1,400
Realized gain distributions			9,760
Net change in unrealized appreciation (depreciation)			13,489
Net gain (loss)			24,649

Increase (decrease) in net assets from operations			$24,886

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$237	$(2)
Net realized gain (loss)		1,400	(103)
Realized gain distributions		9,760	64
Net change in unrealized appreciation (depreciation)		13,489	(142)

Increase (decrease) in net assets from operations		24,886	(183)

Contract owner transactions:
Proceeds from units sold		342,368	5,990
Cost of units redeemed		(87,747)	(7,384)
Account charges		(113)	(69)
Increase (decrease)		254,508	(1,463)
Net increase (decrease)		279,394	(1,646)
Net assets, beginning		1,670	3,316
Net assets, ending		$281,064	$1,670

Units sold		213,509	3,857
Units redeemed		(54,394)	(4,660)
Net increase (decrease)		159,115	(803)
Units outstanding, beginning		1,057	1,860
Units outstanding, ending		160,172	1,057

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$353,211
Cost of units redeemed/account charges			(97,109)
Net investment income (loss)			230
Net realized gain (loss)			1,297
Realized gain distributions			9,939
Net change in unrealized appreciation (depreciation)			13,496
Net assets			$281,064
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	160	$281	1.25%	11.1%	12/31/2023	$1.78	0	$0	1.00%	11.4%	12/31/2023	$1.80	0	$0	0.75%	11.7%
12/31/2022	1.58	1	2	1.25%	-11.4%	12/31/2022	1.59	0	0	1.00%	-11.2%	12/31/2022	1.61	0	0	0.75%	-11.0%
12/31/2021	1.78	2	3	1.25%	25.5%	12/31/2021	1.80	0	0	1.00%	25.8%	12/31/2021	1.81	0	0	0.75%	26.1%
12/31/2020	1.42	0	0	1.25%	15.2%	12/31/2020	1.43	0	0	1.00%	15.5%	12/31/2020	1.43	0	0	0.75%	15.8%
12/31/2019	1.23	0	0	1.25%	23.3%	12/31/2019	1.24	0	0	1.00%	23.6%	12/31/2019	1.24	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	0	$0	0.50%	11.9%	12/31/2023	$1.84	0	$0	0.25%	12.2%	12/31/2023	$1.87	0	$0	0.00%	12.5%
12/31/2022	1.63	0	0	0.50%	-10.7%	12/31/2022	1.64	0	0	0.25%	-10.5%	12/31/2022	1.66	0	0	0.00%	-10.3%
12/31/2021	1.82	0	0	0.50%	26.4%	12/31/2021	1.84	0	0	0.25%	26.7%	12/31/2021	1.85	0	0	0.00%	27.0%
12/31/2020	1.44	0	0	0.50%	16.1%	12/31/2020	1.45	0	0	0.25%	16.4%	12/31/2020	1.46	0	0	0.00%	16.7%
12/31/2019	1.24	0	0	0.50%	24.2%	12/31/2019	1.24	0	0	0.25%	24.5%	12/31/2019	1.25	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.6%
2021	0.6%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Small Cap Growth Fund R6 Class - 06-3T9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$392,499	$402,878	16,230
Receivables: investments sold	272
Payables: investments purchased	-
Net assets	$392,771

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,829	153,427	$1.48
Band 100	-	-	1.50
Band 75	164,942	108,373	1.52
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$392,771	261,800

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,327)
Net investment income (loss)			(3,327)

Gain (loss) on investments:
Net realized gain (loss)			(3,904)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			94,569
Net gain (loss)			90,665

Increase (decrease) in net assets from operations			$87,338

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,327)	$(3,110)
Net realized gain (loss)		(3,904)	(29,234)
Realized gain distributions		-	1,454
Net change in unrealized appreciation (depreciation)		94,569	(76,141)

Increase (decrease) in net assets from operations		87,338	(107,031)

Contract owner transactions:
Proceeds from units sold		41,010	163,766
Cost of units redeemed		(12,625)	(59,693)
Account charges		(572)	(737)
Increase (decrease)		27,813	103,336
Net increase (decrease)		115,151	(3,695)
Net assets, beginning		277,620	281,315
Net assets, ending		$392,771	$277,620

Units sold		31,828	120,979
Units redeemed		(10,176)	(48,533)
Net increase (decrease)		21,652	72,446
Units outstanding, beginning		240,148	167,702
Units outstanding, ending		261,800	240,148

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$529,692
Cost of units redeemed/account charges			(152,586)
Net investment income (loss)			(8,754)
Net realized gain (loss)			(23,782)
Realized gain distributions			58,580
Net change in unrealized appreciation (depreciation)			(10,379)
Net assets			$392,771
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	153	$228	1.25%	29.6%	12/31/2023	$1.50	0	$0	1.00%	29.9%	12/31/2023	$1.52	108	$165	0.75%	30.3%
12/31/2022	1.15	131	150	1.25%	-31.0%	12/31/2022	1.16	0	0	1.00%	-30.9%	12/31/2022	1.17	109	128	0.75%	-30.7%
12/31/2021	1.66	55	92	1.25%	-1.6%	12/31/2021	1.67	0	0	1.00%	-1.3%	12/31/2021	1.69	112	189	0.75%	-1.1%
12/31/2020	1.69	13	23	1.25%	40.0%	12/31/2020	1.70	0	0	1.00%	40.3%	12/31/2020	1.70	135	230	0.75%	40.7%
12/31/2019	1.21	0	0	1.25%	20.6%	12/31/2019	1.21	0	0	1.00%	20.8%	12/31/2019	1.21	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	30.6%	12/31/2023	$1.56	0	$0	0.25%	30.9%	12/31/2023	$1.58	0	$0	0.00%	31.2%
12/31/2022	1.18	0	0	0.50%	-30.5%	12/31/2022	1.19	0	0	0.25%	-30.3%	12/31/2022	1.20	0	0	0.00%	-30.2%
12/31/2021	1.70	0	0	0.50%	-0.8%	12/31/2021	1.71	0	0	0.25%	-0.6%	12/31/2021	1.72	0	0	0.00%	-0.4%
12/31/2020	1.71	0	0	0.50%	41.0%	12/31/2020	1.72	0	0	0.25%	41.4%	12/31/2020	1.73	0	0	0.00%	41.8%
12/31/2019	1.21	0	0	0.50%	21.4%	12/31/2019	1.22	0	0	0.25%	21.7%	12/31/2019	1.22	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Managed Income Fund R6 Class - 06-3TN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,843	$63,934	5,302
Receivables: investments sold	332
Payables: investments purchased	-
Net assets	$66,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,175	50,056	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$66,175	50,056

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,958
Mortality & expense charges			(468)
Net investment income (loss)			1,490

Gain (loss) on investments:
Net realized gain (loss)			(7)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,909
Net gain (loss)			1,902

Increase (decrease) in net assets from operations			$3,392

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,490	$-
Net realized gain (loss)		(7)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,909	-

Increase (decrease) in net assets from operations		3,392	-

Contract owner transactions:
Proceeds from units sold		118,359	-
Cost of units redeemed		(55,333)	-
Account charges		(243)	-
Increase (decrease)		62,783	-
Net increase (decrease)		66,175	-
Net assets, beginning		-	-
Net assets, ending		$66,175	$-

Units sold		94,605	-
Units redeemed		(44,549)	-
Net increase (decrease)		50,056	-
Units outstanding, beginning		-	-
Units outstanding, ending		50,056	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$118,359
Cost of units redeemed/account charges			(55,576)
Net investment income (loss)			1,490
Net realized gain (loss)			(7)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,909
Net assets			$66,175
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	50	$66	1.25%	6.6%	12/31/2023	$1.34	0	$0	1.00%	6.9%	12/31/2023	$1.35	0	$0	0.75%	7.2%
12/31/2022	1.24	0	0	1.25%	-8.0%	12/31/2022	1.25	0	0	1.00%	-7.8%	12/31/2022	1.26	0	0	0.75%	-7.5%
12/31/2021	1.35	0	0	1.25%	14.1%	12/31/2021	1.36	0	0	1.00%	14.4%	12/31/2021	1.37	0	0	0.75%	14.7%
12/31/2020	1.18	0	0	1.25%	4.4%	12/31/2020	1.19	0	0	1.00%	4.6%	12/31/2020	1.19	0	0	0.75%	4.9%
12/31/2019	1.13	0	0	1.25%	13.1%	12/31/2019	1.13	0	0	1.00%	13.4%	12/31/2019	1.14	0	0	0.75%	13.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	7.4%	12/31/2023	$1.39	0	$0	0.25%	7.7%	12/31/2023	$1.41	0	$0	0.00%	8.0%
12/31/2022	1.28	0	0	0.50%	-7.3%	12/31/2022	1.29	0	0	0.25%	-7.1%	12/31/2022	1.30	0	0	0.00%	-6.9%
12/31/2021	1.38	0	0	0.50%	15.0%	12/31/2021	1.39	0	0	0.25%	15.3%	12/31/2021	1.40	0	0	0.00%	15.5%
12/31/2020	1.20	0	0	0.50%	5.2%	12/31/2020	1.20	0	0	0.25%	5.4%	12/31/2020	1.21	0	0	0.00%	5.7%
12/31/2019	1.14	0	0	0.50%	13.9%	12/31/2019	1.14	0	0	0.25%	14.2%	12/31/2019	1.14	0	0	0.00%	14.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.9%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Equity Income Fund R6 Class - 06-3T3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,139	$22,683	721
Receivables: investments sold	80
Payables: investments purchased	-
Net assets	$21,219

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,219	13,798	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$21,219	13,798

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$576
Mortality & expense charges			(243)
Net investment income (loss)			333

Gain (loss) on investments:
Net realized gain (loss)			(32)
Realized gain distributions			338
Net change in unrealized appreciation (depreciation)			918
Net gain (loss)			1,224

Increase (decrease) in net assets from operations			$1,557

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$333	$37
Net realized gain (loss)		(32)	(5,991)
Realized gain distributions		338	574
Net change in unrealized appreciation (depreciation)		918	(4,582)

Increase (decrease) in net assets from operations		1,557	(9,962)

Contract owner transactions:
Proceeds from units sold		941	106,252
Cost of units redeemed		-	(96,834)
Account charges		(28)	-
Increase (decrease)		913	9,418
Net increase (decrease)		2,470	(544)
Net assets, beginning		18,749	19,293
Net assets, ending		$21,219	$18,749

Units sold		647	68,288
Units redeemed		(19)	(67,631)
Net increase (decrease)		628	657
Units outstanding, beginning		13,170	12,513
Units outstanding, ending		13,798	13,170

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$138,552
Cost of units redeemed/account charges			(112,213)
Net investment income (loss)			568
Net realized gain (loss)			(6,005)
Realized gain distributions			1,861
Net change in unrealized appreciation (depreciation)			(1,544)
Net assets			$21,219
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	14	$21	1.25%	8.0%	12/31/2023	$1.56	0	$0	1.00%	8.3%	12/31/2023	$1.58	0	$0	0.75%	8.6%
12/31/2022	1.42	13	19	1.25%	-7.7%	12/31/2022	1.44	0	0	1.00%	-7.4%	12/31/2022	1.45	0	0	0.75%	-7.2%
12/31/2021	1.54	13	19	1.25%	24.1%	12/31/2021	1.55	0	0	1.00%	24.4%	12/31/2021	1.56	0	0	0.75%	24.7%
12/31/2020	1.24	0	0	1.25%	4.7%	12/31/2020	1.25	0	0	1.00%	5.0%	12/31/2020	1.25	0	0	0.75%	5.2%
12/31/2019	1.19	0	0	1.25%	18.7%	12/31/2019	1.19	0	0	1.00%	19.0%	12/31/2019	1.19	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	0	$0	0.50%	8.8%	12/31/2023	$1.62	0	$0	0.25%	9.1%	12/31/2023	$1.64	0	$0	0.00%	9.4%
12/31/2022	1.47	0	0	0.50%	-7.0%	12/31/2022	1.48	0	0	0.25%	-6.7%	12/31/2022	1.50	0	0	0.00%	-6.5%
12/31/2021	1.58	0	0	0.50%	25.0%	12/31/2021	1.59	0	0	0.25%	25.3%	12/31/2021	1.60	0	0	0.00%	25.6%
12/31/2020	1.26	0	0	0.50%	5.5%	12/31/2020	1.27	0	0	0.25%	5.8%	12/31/2020	1.27	0	0	0.00%	6.0%
12/31/2019	1.20	0	0	0.50%	19.5%	12/31/2019	1.20	0	0	0.25%	19.8%	12/31/2019	1.20	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.5%
2021	4.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Mutual Quest Fund R6 Class - 06-3T6 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	1.25%	9.2%	12/31/2023	$1.16	0	$0	1.00%	9.5%	12/31/2023	$1.18	0	$0	0.75%	9.8%
12/31/2022	1.05	0	0	1.25%	-8.0%	12/31/2022	1.06	0	0	1.00%	-7.8%	12/31/2022	1.07	0	0	0.75%	-7.6%
12/31/2021	1.14	0	0	1.25%	10.3%	12/31/2021	1.15	0	0	1.00%	10.6%	12/31/2021	1.16	0	0	0.75%	10.8%
12/31/2020	1.04	0	0	1.25%	-3.0%	12/31/2020	1.04	0	0	1.00%	-2.8%	12/31/2020	1.05	0	0	0.75%	-2.5%
12/31/2019	1.07	0	0	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	7.0%	12/31/2019	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	0.50%	10.0%	12/31/2023	$1.20	0	$0	0.25%	10.3%	12/31/2023	$1.22	0	$0	0.00%	10.6%
12/31/2022	1.08	0	0	0.50%	-7.3%	12/31/2022	1.09	0	0	0.25%	-7.1%	12/31/2022	1.10	0	0	0.00%	-6.9%
12/31/2021	1.17	0	0	0.50%	11.1%	12/31/2021	1.18	0	0	0.25%	11.4%	12/31/2021	1.18	0	0	0.00%	11.7%
12/31/2020	1.05	0	0	0.50%	-2.3%	12/31/2020	1.06	0	0	0.25%	-2.0%	12/31/2020	1.06	0	0	0.00%	-1.8%
12/31/2019	1.07	0	0	0.50%	7.5%	12/31/2019	1.08	0	0	0.25%	7.7%	12/31/2019	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin DynaTech Fund R6 Class - 06-3RY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,850,589	$4,868,753	34,029
Receivables: investments sold	-
Payables: investments purchased	(24,581)
Net assets	$4,826,008

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,826,008	2,613,105	$1.85
Band 100	-	-	1.87
Band 75	-	-	1.89
Band 50	-	-	1.92
Band 25	-	-	1.94
Band 0	-	-	1.96
Total	$4,826,008	2,613,105

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(53,163)
Net investment income (loss)			(53,163)

Gain (loss) on investments:
Net realized gain (loss)			(97,228)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,627,041
Net gain (loss)			1,529,813

Increase (decrease) in net assets from operations			$1,476,650

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(53,163)	$(45,181)
Net realized gain (loss)		(97,228)	(184,593)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,627,041	(1,748,653)

Increase (decrease) in net assets from operations		1,476,650	(1,978,427)

Contract owner transactions:
Proceeds from units sold		767,689	1,852,837
Cost of units redeemed		(694,172)	(931,893)
Account charges		(4,600)	(3,426)
Increase (decrease)		68,917	917,518
Net increase (decrease)		1,545,567	(1,060,909)
Net assets, beginning		3,280,441	4,341,350
Net assets, ending		$4,826,008	$3,280,441

Units sold		493,070	1,242,027
Units redeemed		(422,280)	(691,014)
Net increase (decrease)		70,790	551,013
Units outstanding, beginning		2,542,315	1,991,302
Units outstanding, ending		2,613,105	2,542,315

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,156,389
Cost of units redeemed/account charges			(6,115,809)
Net investment income (loss)			(140,975)
Net realized gain (loss)			(113,980)
Realized gain distributions			58,547
Net change in unrealized appreciation (depreciation)			(18,164)
Net assets			$4,826,008
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	2,613	$4,826	1.25%	43.1%	12/31/2023	$1.87	0	$0	1.00%	43.5%	12/31/2023	$1.89	0	$0	0.75%	43.8%
12/31/2022	1.29	2,542	3,280	1.25%	-40.8%	12/31/2022	1.30	0	0	1.00%	-40.7%	12/31/2022	1.32	0	0	0.75%	-40.5%
12/31/2021	2.18	1,991	4,341	1.25%	11.5%	12/31/2021	2.20	0	0	1.00%	11.8%	12/31/2021	2.21	0	0	0.75%	12.1%
12/31/2020	1.95	261	510	1.25%	56.3%	12/31/2020	1.96	0	0	1.00%	56.7%	12/31/2020	1.97	0	0	0.75%	57.0%
12/31/2019	1.25	0	0	1.25%	25.1%	12/31/2019	1.25	0	0	1.00%	25.4%	12/31/2019	1.26	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.92	0	$0	0.50%	44.2%	12/31/2023	$1.94	0	$0	0.25%	44.6%	12/31/2023	$1.96	0	$0	0.00%	44.9%
12/31/2022	1.33	0	0	0.50%	-40.4%	12/31/2022	1.34	0	0	0.25%	-40.2%	12/31/2022	1.36	0	0	0.00%	-40.1%
12/31/2021	2.23	0	0	0.50%	12.4%	12/31/2021	2.25	0	0	0.25%	12.7%	12/31/2021	2.26	0	0	0.00%	12.9%
12/31/2020	1.98	0	0	0.50%	57.4%	12/31/2020	1.99	0	0	0.25%	57.8%	12/31/2020	2.00	0	0	0.00%	58.2%
12/31/2019	1.26	0	0	0.50%	26.0%	12/31/2019	1.26	0	0	0.25%	26.3%	12/31/2019	1.27	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Growth Opportunities Fund R Class - 06-4PN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,290	$2,458	44
Receivables: investments sold	-
Payables: investments purchased	(77)
Net assets	$2,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,213	2,013	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.13
Band 0	-	-	1.14
Total	$2,213	2,013

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(20)
Net investment income (loss)			(20)

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			233
Net change in unrealized appreciation (depreciation)			337
Net gain (loss)			567

Increase (decrease) in net assets from operations			$547

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20)	$(12)
Net realized gain (loss)		(3)	(8)
Realized gain distributions		233	44
Net change in unrealized appreciation (depreciation)		337	(462)

Increase (decrease) in net assets from operations		547	(438)

Contract owner transactions:
Proceeds from units sold		550	691
Cost of units redeemed		(77)	-
Account charges		-	-
Increase (decrease)		473	691
Net increase (decrease)		1,020	253
Net assets, beginning		1,193	940
Net assets, ending		$2,213	$1,193

Units sold		580	764
Units redeemed		(70)	-
Net increase (decrease)		510	764
Units outstanding, beginning		1,503	739
Units outstanding, ending		2,013	1,503

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,161
Cost of units redeemed/account charges			(77)
Net investment income (loss)			(34)
Net realized gain (loss)			(11)
Realized gain distributions			342
Net change in unrealized appreciation (depreciation)			(168)
Net assets			$2,213
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	2	$2	1.25%	38.5%	12/31/2023	$1.11	0	$0	1.00%	38.9%	12/31/2023	$1.12	0	$0	0.75%	39.2%
12/31/2022	0.79	2	1	1.25%	-37.6%	12/31/2022	0.80	0	0	1.00%	-37.5%	12/31/2022	0.80	0	0	0.75%	-37.3%
12/31/2021	1.27	1	1	1.25%	16.5%	12/31/2021	1.28	0	0	1.00%	16.8%	12/31/2021	1.28	0	0	0.75%	17.0%
12/31/2020	1.09	0	0	1.25%	9.3%	12/31/2020	1.09	0	0	1.00%	9.3%	12/31/2020	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	0.50%	39.6%	12/31/2023	$1.13	0	$0	0.25%	39.9%	12/31/2023	$1.14	0	$0	0.00%	40.3%
12/31/2022	0.81	0	0	0.50%	-37.2%	12/31/2022	0.81	0	0	0.25%	-37.0%	12/31/2022	0.82	0	0	0.00%	-36.8%
12/31/2021	1.28	0	0	0.50%	17.3%	12/31/2021	1.29	0	0	0.25%	17.6%	12/31/2021	1.29	0	0	0.00%	17.9%
12/31/2020	1.09	0	0	0.50%	9.4%	12/31/2020	1.09	0	0	0.25%	9.5%	12/31/2020	1.10	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Real Estate Securities Fund R Class - 06-4PG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	1.25%	9.2%	12/31/2023	$1.22	0	$0	1.00%	9.5%	12/31/2023	$1.23	0	$0	0.75%	9.8%
12/31/2022	1.11	0	0	1.25%	-26.2%	12/31/2022	1.12	0	0	1.00%	-26.0%	12/31/2022	1.12	0	0	0.75%	-25.9%
12/31/2021	1.51	0	0	1.25%	39.6%	12/31/2021	1.51	0	0	1.00%	39.9%	12/31/2021	1.51	0	0	0.75%	40.3%
12/31/2020	1.08	0	0	1.25%	7.8%	12/31/2020	1.08	0	0	1.00%	7.9%	12/31/2020	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	10.1%	12/31/2023	$1.25	0	$0	0.25%	10.3%	12/31/2023	$1.26	0	$0	0.00%	10.6%
12/31/2022	1.13	0	0	0.50%	-25.7%	12/31/2022	1.13	0	0	0.25%	-25.5%	12/31/2022	1.14	0	0	0.00%	-25.3%
12/31/2021	1.52	0	0	0.50%	40.6%	12/31/2021	1.52	0	0	0.25%	41.0%	12/31/2021	1.53	0	0	0.00%	41.4%
12/31/2020	1.08	0	0	0.50%	8.0%	12/31/2020	1.08	0	0	0.25%	8.0%	12/31/2020	1.08	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Franklin Strategic Income Fund R Class - 06-915

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$596,069	$662,639	72,719
Receivables: investments sold	5,325
Payables: investments purchased	-
Net assets	$601,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$517,299	292,244	$1.77
Band 100	84,095	45,164	1.86
Band 75	-	-	1.96
Band 50	-	-	2.06
Band 25	-	-	2.17
Band 0	-	-	2.28
Total	$601,394	337,408

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$26,962
Mortality & expense charges			(7,468)
Net investment income (loss)			19,494

Gain (loss) on investments:
Net realized gain (loss)			(20,980)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			39,582
Net gain (loss)			18,602

Increase (decrease) in net assets from operations			$38,096

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,494	$17,193
Net realized gain (loss)		(20,980)	(14,096)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		39,582	(90,181)

Increase (decrease) in net assets from operations		38,096	(87,084)

Contract owner transactions:
Proceeds from units sold		83,633	45,807
Cost of units redeemed		(119,810)	(96,134)
Account charges		(79)	(105)
Increase (decrease)		(36,256)	(50,432)
Net increase (decrease)		1,840	(137,516)
Net assets, beginning		599,554	737,070
Net assets, ending		$601,394	$599,554

Units sold		51,089	27,328
Units redeemed		(72,799)	(57,056)
Net increase (decrease)		(21,710)	(29,728)
Units outstanding, beginning		359,118	388,846
Units outstanding, ending		337,408	359,118

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$24,093,951
Cost of units redeemed/account charges			(25,285,966)
Net investment income (loss)			1,917,044
Net realized gain (loss)			(156,953)
Realized gain distributions			99,888
Net change in unrealized appreciation (depreciation)			(66,570)
Net assets			$601,394
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	292	$517	1.25%	6.7%	12/31/2023	$1.86	45	$84	1.00%	7.0%	12/31/2023	$1.96	0	$0	0.75%	7.2%
12/31/2022	1.66	312	518	1.25%	-12.0%	12/31/2022	1.74	47	82	1.00%	-11.8%	12/31/2022	1.83	0	0	0.75%	-11.5%
12/31/2021	1.88	341	643	1.25%	0.6%	12/31/2021	1.97	48	94	1.00%	0.9%	12/31/2021	2.06	0	0	0.75%	1.1%
12/31/2020	1.87	362	678	1.25%	1.8%	12/31/2020	1.96	47	93	1.00%	2.1%	12/31/2020	2.04	0	0	0.75%	2.4%
12/31/2019	1.84	522	960	1.25%	6.6%	12/31/2019	1.92	55	105	1.00%	6.8%	12/31/2019	1.99	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.06	0	$0	0.50%	7.5%	12/31/2023	$2.17	0	$0	0.25%	7.8%	12/31/2023	$2.28	0	$0	0.00%	8.0%
12/31/2022	1.92	0	0	0.50%	-11.3%	12/31/2022	2.01	0	0	0.25%	-11.1%	12/31/2022	2.11	0	0	0.00%	-10.9%
12/31/2021	2.16	0	0	0.50%	1.4%	12/31/2021	2.26	0	0	0.25%	1.6%	12/31/2021	2.37	0	0	0.00%	1.9%
12/31/2020	2.13	0	0	0.50%	2.6%	12/31/2020	2.23	0	0	0.25%	2.9%	12/31/2020	2.33	0	0	0.00%	3.1%
12/31/2019	2.08	0	0	0.50%	7.4%	12/31/2019	2.16	0	0	0.25%	7.7%	12/31/2019	2.25	94	211	0.00%	7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	3.7%
2021	3.5%
2020	3.5%
2019	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Templeton Growth Fund A Class - 06-313

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,279	$55,428	2,478
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$63,319

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,319	50,105	$1.26
Band 100	-	-	1.32
Band 75	-	-	1.37
Band 50	-	-	1.43
Band 25	-	-	1.49
Band 0	-	-	1.56
Total	$63,319	50,105

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$703
Mortality & expense charges			(692)
Net investment income (loss)			11

Gain (loss) on investments:
Net realized gain (loss)			464
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,797
Net gain (loss)			10,261

Increase (decrease) in net assets from operations			$10,272

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11	$(150)
Net realized gain (loss)		464	100
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,797	(6,758)

Increase (decrease) in net assets from operations		10,272	(6,808)

Contract owner transactions:
Proceeds from units sold		9,825	10,278
Cost of units redeemed		(10,004)	(1,990)
Account charges		-	-
Increase (decrease)		(179)	8,288
Net increase (decrease)		10,093	1,480
Net assets, beginning		53,226	51,746
Net assets, ending		$63,319	$53,226

Units sold		8,529	9,376
Units redeemed		(8,747)	(1,714)
Net increase (decrease)		(218)	7,662
Units outstanding, beginning		50,323	42,661
Units outstanding, ending		50,105	50,323

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,706,143
Cost of units redeemed/account charges			(5,442,044)
Net investment income (loss)			56,487
Net realized gain (loss)			(2,315,142)
Realized gain distributions			50,024
Net change in unrealized appreciation (depreciation)			7,851
Net assets			$63,319
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	50	$63	1.25%	19.5%	12/31/2023	$1.32	0	$0	1.00%	19.8%	12/31/2023	$1.37	0	$0	0.75%	20.1%
12/31/2022	1.06	50	53	1.25%	-12.8%	12/31/2022	1.10	0	0	1.00%	-12.6%	12/31/2022	1.14	0	0	0.75%	-12.4%
12/31/2021	1.21	43	52	1.25%	3.8%	12/31/2021	1.26	0	0	1.00%	4.1%	12/31/2021	1.30	0	0	0.75%	4.3%
12/31/2020	1.17	77	90	1.25%	4.4%	12/31/2020	1.21	0	0	1.00%	4.7%	12/31/2020	1.25	0	0	0.75%	5.0%
12/31/2019	1.12	88	98	1.25%	13.4%	12/31/2019	1.15	0	0	1.00%	13.7%	12/31/2019	1.19	0	0	0.75%	14.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	20.4%	12/31/2023	$1.49	0	$0	0.25%	20.7%	12/31/2023	$1.56	0	$0	0.00%	21.0%
12/31/2022	1.19	0	0	0.50%	-12.1%	12/31/2022	1.24	0	0	0.25%	-11.9%	12/31/2022	1.29	0	0	0.00%	-11.7%
12/31/2021	1.35	0	0	0.50%	4.6%	12/31/2021	1.40	0	0	0.25%	4.9%	12/31/2021	1.46	0	0	0.00%	5.1%
12/31/2020	1.29	0	0	0.50%	5.2%	12/31/2020	1.34	0	0	0.25%	5.5%	12/31/2020	1.39	0	0	0.00%	5.7%
12/31/2019	1.23	0	0	0.50%	14.3%	12/31/2019	1.27	0	0	0.25%	14.5%	12/31/2019	1.31	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.9%
2021	1.2%
2020	0.9%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Mid Cap Inst Class - 06-6TR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	1.25%	0.3%	12/31/2023	$1.00	0	$0	1.00%	0.3%	12/31/2023	$1.00	0	$0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	0.50%	0.3%	12/31/2023	$1.00	0	$0	0.25%	0.3%	12/31/2023	$1.00	0	$0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust ClearBridge Select Institutional Class - 06-6NT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /27 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	1.25%	4.2%	12/31/2023	$1.04	0	$0	1.00%	4.3%	12/31/2023	$1.04	0	$0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	4.6%	12/31/2023	$1.05	0	$0	0.25%	4.7%	12/31/2023	$1.05	0	$0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Total Return Bond Fund Institutional Class - 06-GKX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,998
Cost of units redeemed/account charges			(30,949)
Net investment income (loss)			(19)
Net realized gain (loss)			(30)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	1.25%	7.3%	12/31/2023	$1.11	0	$0	1.00%	7.6%	12/31/2023	$1.12	0	$0	0.75%	7.8%
12/31/2022	1.02	0	0	1.25%	-6.5%	12/31/2022	1.03	0	0	1.00%	-6.2%	12/31/2022	1.04	0	0	0.75%	-6.0%
12/31/2021	1.09	0	0	1.25%	2.2%	12/31/2021	1.10	0	0	1.00%	2.4%	12/31/2021	1.11	0	0	0.75%	2.7%
12/31/2020	1.06	0	0	1.25%	2.2%	12/31/2020	1.07	0	0	1.00%	2.5%	12/31/2020	1.08	0	0	0.75%	2.7%
12/31/2019	1.04	0	0	1.25%	4.1%	12/31/2019	1.05	0	0	1.00%	4.3%	12/31/2019	1.05	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	8.1%	12/31/2023	$1.16	0	$0	0.25%	8.4%	12/31/2023	$1.18	0	$0	0.00%	8.6%
12/31/2022	1.06	0	0	0.50%	-5.8%	12/31/2022	1.07	0	0	0.25%	-5.5%	12/31/2022	1.08	0	0	0.00%	-5.3%
12/31/2021	1.12	0	0	0.50%	2.9%	12/31/2021	1.13	0	0	0.25%	3.2%	12/31/2021	1.14	0	0	0.00%	3.4%
12/31/2020	1.09	0	0	0.50%	3.0%	12/31/2020	1.10	0	0	0.25%	3.2%	12/31/2020	1.11	0	0	0.00%	3.5%
12/31/2019	1.06	0	0	0.50%	4.9%	12/31/2019	1.06	0	0	0.25%	5.1%	12/31/2019	1.07	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Credit Fund Institutional Class - 06-GKV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	1.25%	10.2%	12/31/2023	$1.18	0	$0	1.00%	10.5%	12/31/2023	$1.20	0	$0	0.75%	10.8%
12/31/2022	1.06	0	0	1.25%	-8.7%	12/31/2022	1.07	0	0	1.00%	-8.5%	12/31/2022	1.08	0	0	0.75%	-8.3%
12/31/2021	1.16	0	0	1.25%	4.0%	12/31/2021	1.17	0	0	1.00%	4.3%	12/31/2021	1.18	0	0	0.75%	4.5%
12/31/2020	1.11	0	0	1.25%	5.0%	12/31/2020	1.12	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.6%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.07	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	11.0%	12/31/2023	$1.24	0	$0	0.25%	11.3%	12/31/2023	$1.26	0	$0	0.00%	11.6%
12/31/2022	1.10	0	0	0.50%	-8.1%	12/31/2022	1.11	0	0	0.25%	-7.8%	12/31/2022	1.12	0	0	0.00%	-7.6%
12/31/2021	1.19	0	0	0.50%	4.8%	12/31/2021	1.20	0	0	0.25%	5.1%	12/31/2021	1.22	0	0	0.00%	5.3%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.15	0	0	0.25%	6.1%	12/31/2020	1.16	0	0	0.00%	6.4%
12/31/2019	1.08	0	0	0.50%	6.7%	12/31/2019	1.08	0	0	0.25%	6.9%	12/31/2019	1.09	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Frost Growth Equity Fund Institutional Class - 06-GKW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.11
Band 100	-	-	2.14
Band 75	-	-	2.17
Band 50	-	-	2.20
Band 25	-	-	2.24
Band 0	-	-	2.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.11	0	$0	1.25%	43.4%	12/31/2023	$2.14	0	$0	1.00%	43.8%	12/31/2023	$2.17	0	$0	0.75%	44.2%
12/31/2022	1.47	0	0	1.25%	-32.6%	12/31/2022	1.49	0	0	1.00%	-32.4%	12/31/2022	1.51	0	0	0.75%	-32.2%
12/31/2021	2.18	0	0	1.25%	23.9%	12/31/2021	2.20	0	0	1.00%	24.2%	12/31/2021	2.22	0	0	0.75%	24.5%
12/31/2020	1.76	0	0	1.25%	31.0%	12/31/2020	1.77	0	0	1.00%	31.4%	12/31/2020	1.79	0	0	0.75%	31.7%
12/31/2019	1.34	0	0	1.25%	31.8%	12/31/2019	1.35	0	0	1.00%	32.2%	12/31/2019	1.36	0	0	0.75%	32.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.20	0	$0	0.50%	44.5%	12/31/2023	$2.24	0	$0	0.25%	44.9%	12/31/2023	$2.27	0	$0	0.00%	45.2%
12/31/2022	1.53	0	0	0.50%	-32.1%	12/31/2022	1.54	0	0	0.25%	-31.9%	12/31/2022	1.56	0	0	0.00%	-31.7%
12/31/2021	2.25	0	0	0.50%	24.8%	12/31/2021	2.27	0	0	0.25%	25.1%	12/31/2021	2.29	0	0	0.00%	25.5%
12/31/2020	1.80	0	0	0.50%	32.0%	12/31/2020	1.81	0	0	0.25%	32.4%	12/31/2020	1.83	0	0	0.00%	32.7%
12/31/2019	1.36	0	0	0.50%	32.8%	12/31/2019	1.37	0	0	0.25%	33.2%	12/31/2019	1.38	0	0	0.00%	33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Strategy Portfolio Service Class - 06-251

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$136,153	$124,539	7,647
Receivables: investments sold	126
Payables: investments purchased	-
Net assets	$136,279

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,279	76,944	$1.77
Band 100	-	-	1.85
Band 75	-	-	1.93
Band 50	-	-	2.01
Band 25	-	-	2.10
Band 0	-	-	2.20
Total	$136,279	76,944

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,679
Mortality & expense charges			(2,090)
Net investment income (loss)			(411)

Gain (loss) on investments:
Net realized gain (loss)			(1,437)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,828
Net gain (loss)			19,391

Increase (decrease) in net assets from operations			$18,980

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(411)	$3,584
Net realized gain (loss)		(1,437)	12,549
Realized gain distributions		-	2,669
Net change in unrealized appreciation (depreciation)		20,828	(51,030)

Increase (decrease) in net assets from operations		18,980	(32,228)

Contract owner transactions:
Proceeds from units sold		15,251	32,675
Cost of units redeemed		(63,699)	(57,880)
Account charges		-	-
Increase (decrease)		(48,448)	(25,205)
Net increase (decrease)		(29,468)	(57,433)
Net assets, beginning		165,747	223,180
Net assets, ending		$136,279	$165,747

Units sold		9,323	20,676
Units redeemed		(40,731)	(31,528)
Net increase (decrease)		(31,408)	(10,852)
Units outstanding, beginning		108,352	119,204
Units outstanding, ending		76,944	108,352

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$323,067
Cost of units redeemed/account charges			(254,973)
Net investment income (loss)			14,215
Net realized gain (loss)			28,680
Realized gain distributions			13,676
Net change in unrealized appreciation (depreciation)			11,614
Net assets			$136,279
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	77	$136	1.25%	15.8%	12/31/2023	$1.85	0	$0	1.00%	16.1%	12/31/2023	$1.93	0	$0	0.75%	16.4%
12/31/2022	1.53	108	166	1.25%	-18.3%	12/31/2022	1.59	0	0	1.00%	-18.1%	12/31/2022	1.66	0	0	0.75%	-17.9%
12/31/2021	1.87	119	223	1.25%	15.0%	12/31/2021	1.94	0	0	1.00%	15.3%	12/31/2021	2.02	0	0	0.75%	15.5%
12/31/2020	1.63	131	213	1.25%	12.4%	12/31/2020	1.69	0	0	1.00%	12.7%	12/31/2020	1.75	0	0	0.75%	13.0%
12/31/2019	1.45	129	187	1.25%	20.6%	12/31/2019	1.50	0	0	1.00%	20.9%	12/31/2019	1.55	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	0	$0	0.50%	16.7%	12/31/2023	$2.10	0	$0	0.25%	16.9%	12/31/2023	$2.20	0	$0	0.00%	17.2%
12/31/2022	1.73	0	0	0.50%	-17.7%	12/31/2022	1.80	0	0	0.25%	-17.5%	12/31/2022	1.87	0	0	0.00%	-17.3%
12/31/2021	2.10	0	0	0.50%	15.8%	12/31/2021	2.18	0	0	0.25%	16.1%	12/31/2021	2.26	0	0	0.00%	16.4%
12/31/2020	1.81	0	0	0.50%	13.3%	12/31/2020	1.88	0	0	0.25%	13.6%	12/31/2020	1.94	0	0	0.00%	13.9%
12/31/2019	1.60	0	0	0.50%	21.5%	12/31/2019	1.65	0	0	0.25%	21.8%	12/31/2019	1.71	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	2.9%
2021	4.1%
2020	1.1%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,586	$33,703	2,047
Receivables: investments sold	-
Payables: investments purchased	(19)
Net assets	$36,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,567	18,966	$1.93
Band 100	-	-	2.01
Band 75	-	-	2.10
Band 50	-	-	2.19
Band 25	-	-	2.29
Band 0	-	-	2.39
Total	$36,567	18,966

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$622
Mortality & expense charges			(778)
Net investment income (loss)			(156)

Gain (loss) on investments:
Net realized gain (loss)			6,547
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,539
Net gain (loss)			11,086

Increase (decrease) in net assets from operations			$10,930

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(156)	$2,903
Net realized gain (loss)		6,547	64
Realized gain distributions		-	1,606
Net change in unrealized appreciation (depreciation)		4,539	(20,083)

Increase (decrease) in net assets from operations		10,930	(15,510)

Contract owner transactions:
Proceeds from units sold		25,951	34,292
Cost of units redeemed		(100,846)	(225)
Account charges		(115)	(53)
Increase (decrease)		(75,010)	34,014
Net increase (decrease)		(64,080)	18,504
Net assets, beginning		100,647	82,143
Net assets, ending		$36,567	$100,647

Units sold		14,542	20,210
Units redeemed		(56,322)	(167)
Net increase (decrease)		(41,780)	20,043
Units outstanding, beginning		60,746	40,703
Units outstanding, ending		18,966	60,746

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$476,150
Cost of units redeemed/account charges			(424,690)
Net investment income (loss)			21,142
Net realized gain (loss)			(57,260)
Realized gain distributions			18,342
Net change in unrealized appreciation (depreciation)			2,883
Net assets			$36,567
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	19	$37	1.25%	16.4%	12/31/2023	$2.01	0	$0	1.00%	16.7%	12/31/2023	$2.10	0	$0	0.75%	16.9%
12/31/2022	1.66	61	101	1.25%	-17.9%	12/31/2022	1.73	0	0	1.00%	-17.7%	12/31/2022	1.80	0	0	0.75%	-17.5%
12/31/2021	2.02	41	82	1.25%	15.6%	12/31/2021	2.10	0	0	1.00%	15.9%	12/31/2021	2.18	0	0	0.75%	16.2%
12/31/2020	1.75	42	73	1.25%	12.9%	12/31/2020	1.81	0	0	1.00%	13.2%	12/31/2020	1.87	0	0	0.75%	13.5%
12/31/2019	1.55	32	50	1.25%	21.2%	12/31/2019	1.60	0	0	1.00%	21.6%	12/31/2019	1.65	0	0	0.75%	21.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.19	0	$0	0.50%	17.2%	12/31/2023	$2.29	0	$0	0.25%	17.5%	12/31/2023	$2.39	0	$0	0.00%	17.8%
12/31/2022	1.87	0	0	0.50%	-17.3%	12/31/2022	1.95	0	0	0.25%	-17.1%	12/31/2022	2.03	0	0	0.00%	-16.9%
12/31/2021	2.26	0	0	0.50%	16.4%	12/31/2021	2.35	0	0	0.25%	16.7%	12/31/2021	2.44	0	0	0.00%	17.0%
12/31/2020	1.94	0	0	0.50%	13.8%	12/31/2020	2.01	0	0	0.25%	14.0%	12/31/2020	2.08	0	0	0.00%	14.3%
12/31/2019	1.71	0	0	0.50%	22.2%	12/31/2019	1.76	0	0	0.25%	22.5%	12/31/2019	1.82	0	0	0.00%	22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	4.3%
2021	4.7%
2020	1.8%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund Service Class - 06-368

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$425,005	$388,926	31,786
Receivables: investments sold	8,247
Payables: investments purchased	-
Net assets	$433,252

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$433,252	371,110	$1.17
Band 100	-	-	1.22
Band 75	-	-	1.27
Band 50	-	-	1.32
Band 25	-	-	1.37
Band 0	-	-	1.43
Total	$433,252	371,110

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,937
Mortality & expense charges			(4,492)
Net investment income (loss)			5,445

Gain (loss) on investments:
Net realized gain (loss)			(1,183)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			57,771
Net gain (loss)			56,588

Increase (decrease) in net assets from operations			$62,033

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,445	$6,940
Net realized gain (loss)		(1,183)	(57,388)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		57,771	(19,855)

Increase (decrease) in net assets from operations		62,033	(70,303)

Contract owner transactions:
Proceeds from units sold		181,054	309,962
Cost of units redeemed		(121,167)	(295,458)
Account charges		(1,733)	(1,116)
Increase (decrease)		58,154	13,388
Net increase (decrease)		120,187	(56,915)
Net assets, beginning		313,065	369,980
Net assets, ending		$433,252	$313,065

Units sold		169,652	310,730
Units redeemed		(117,049)	(306,833)
Net increase (decrease)		52,603	3,897
Units outstanding, beginning		318,507	314,610
Units outstanding, ending		371,110	318,507

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,112,562
Cost of units redeemed/account charges			(1,815,785)
Net investment income (loss)			32,678
Net realized gain (loss)			56,803
Realized gain distributions			10,915
Net change in unrealized appreciation (depreciation)			36,079
Net assets			$433,252
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	371	$433	1.25%	18.8%	12/31/2023	$1.22	0	$0	1.00%	19.1%	12/31/2023	$1.27	0	$0	0.75%	19.4%
12/31/2022	0.98	319	313	1.25%	-16.4%	12/31/2022	1.02	0	0	1.00%	-16.2%	12/31/2022	1.06	0	0	0.75%	-16.0%
12/31/2021	1.18	315	370	1.25%	9.8%	12/31/2021	1.22	0	0	1.00%	10.1%	12/31/2021	1.26	0	0	0.75%	10.4%
12/31/2020	1.07	209	224	1.25%	6.0%	12/31/2020	1.11	0	0	1.00%	6.2%	12/31/2020	1.14	0	0	0.75%	6.5%
12/31/2019	1.01	280	284	1.25%	16.4%	12/31/2019	1.04	0	0	1.00%	16.7%	12/31/2019	1.07	0	0	0.75%	17.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	19.7%	12/31/2023	$1.37	0	$0	0.25%	20.0%	12/31/2023	$1.43	0	$0	0.00%	20.3%
12/31/2022	1.10	0	0	0.50%	-15.8%	12/31/2022	1.14	0	0	0.25%	-15.6%	12/31/2022	1.19	0	0	0.00%	-15.4%
12/31/2021	1.31	0	0	0.50%	10.6%	12/31/2021	1.35	0	0	0.25%	10.9%	12/31/2021	1.40	0	0	0.00%	11.2%
12/31/2020	1.18	0	0	0.50%	6.7%	12/31/2020	1.22	0	0	0.25%	7.0%	12/31/2020	1.26	77	97	0.00%	7.3%
12/31/2019	1.11	0	0	0.50%	17.3%	12/31/2019	1.14	0	0	0.25%	17.6%	12/31/2019	1.18	76	89	0.00%	17.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	3.2%
2021	2.6%
2020	1.3%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund Institutional Class - 06-367

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,517,331	$1,438,804	109,563
Receivables: investments sold	1,222
Payables: investments purchased	-
Net assets	$1,518,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,518,553	1,199,954	$1.27
Band 100	-	-	1.32
Band 75	-	-	1.37
Band 50	-	-	1.43
Band 25	-	-	1.49
Band 0	-	-	1.55
Total	$1,518,553	1,199,954

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$41,883
Mortality & expense charges			(14,215)
Net investment income (loss)			27,668

Gain (loss) on investments:
Net realized gain (loss)			984
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			159,990
Net gain (loss)			160,974

Increase (decrease) in net assets from operations			$188,642

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,668	$2,993
Net realized gain (loss)		984	(74,201)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		159,990	(401,232)

Increase (decrease) in net assets from operations		188,642	(472,440)

Contract owner transactions:
Proceeds from units sold		958,541	284,371
Cost of units redeemed		(383,786)	(2,405,165)
Account charges		(312)	(847)
Increase (decrease)		574,443	(2,121,641)
Net increase (decrease)		763,085	(2,594,081)
Net assets, beginning		755,468	3,349,549
Net assets, ending		$1,518,553	$755,468

Units sold		812,741	264,846
Units redeemed		(325,198)	(2,205,907)
Net increase (decrease)		487,543	(1,941,061)
Units outstanding, beginning		712,411	2,653,472
Units outstanding, ending		1,199,954	712,411

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,412,646
Cost of units redeemed/account charges			(7,218,427)
Net investment income (loss)			207,248
Net realized gain (loss)			(58,642)
Realized gain distributions			97,201
Net change in unrealized appreciation (depreciation)			78,527
Net assets			$1,518,553
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	1,200	$1,519	1.25%	19.3%	12/31/2023	$1.32	0	$0	1.00%	19.6%	12/31/2023	$1.37	0	$0	0.75%	19.9%
12/31/2022	1.06	712	755	1.25%	-16.0%	12/31/2022	1.10	0	0	1.00%	-15.8%	12/31/2022	1.14	0	0	0.75%	-15.6%
12/31/2021	1.26	2,653	3,350	1.25%	10.4%	12/31/2021	1.31	0	0	1.00%	10.6%	12/31/2021	1.35	0	0	0.75%	10.9%
12/31/2020	1.14	1,886	2,157	1.25%	6.5%	12/31/2020	1.18	0	0	1.00%	6.8%	12/31/2020	1.22	0	0	0.75%	7.0%
12/31/2019	1.07	3,096	3,326	1.25%	17.1%	12/31/2019	1.11	0	0	1.00%	17.3%	12/31/2019	1.14	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	20.2%	12/31/2023	$1.49	0	$0	0.25%	20.5%	12/31/2023	$1.55	0	$0	0.00%	20.8%
12/31/2022	1.19	0	0	0.50%	-15.4%	12/31/2022	1.23	0	0	0.25%	-15.2%	12/31/2022	1.28	0	0	0.00%	-14.9%
12/31/2021	1.40	0	0	0.50%	11.2%	12/31/2021	1.45	0	0	0.25%	11.5%	12/31/2021	1.51	0	0	0.00%	11.7%
12/31/2020	1.26	0	0	0.50%	7.3%	12/31/2020	1.30	0	0	0.25%	7.6%	12/31/2020	1.35	0	0	0.00%	7.8%
12/31/2019	1.18	0	0	0.50%	17.9%	12/31/2019	1.21	0	0	0.25%	18.2%	12/31/2019	1.25	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	1.4%
2021	3.7%
2020	1.4%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund Service Class - 06-068 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.76
Band 100	-	-	1.80
Band 75	-	-	1.85
Band 50	-	-	1.89
Band 25	-	-	1.94
Band 0	-	-	1.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$433,668
Cost of units redeemed/account charges			(443,483)
Net investment income (loss)			(557)
Net realized gain (loss)			(5,161)
Realized gain distributions			15,533
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	1.25%	9.1%	12/31/2023	$1.80	0	$0	1.00%	9.4%	12/31/2023	$1.85	0	$0	0.75%	9.6%
12/31/2022	1.61	0	0	1.25%	-9.9%	12/31/2022	1.65	0	0	1.00%	-9.7%	12/31/2022	1.68	0	0	0.75%	-9.5%
12/31/2021	1.79	0	0	1.25%	27.0%	12/31/2021	1.82	0	0	1.00%	27.3%	12/31/2021	1.86	0	0	0.75%	27.6%
12/31/2020	1.41	0	0	1.25%	-0.3%	12/31/2020	1.43	0	0	1.00%	0.0%	12/31/2020	1.46	0	0	0.75%	0.2%
12/31/2019	1.41	4	6	1.25%	18.9%	12/31/2019	1.43	0	0	1.00%	19.2%	12/31/2019	1.45	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	0	$0	0.50%	9.9%	12/31/2023	$1.94	0	$0	0.25%	10.2%	12/31/2023	$1.98	0	$0	0.00%	10.5%
12/31/2022	1.72	0	0	0.50%	-9.2%	12/31/2022	1.76	0	0	0.25%	-9.0%	12/31/2022	1.79	0	0	0.00%	-8.8%
12/31/2021	1.89	0	0	0.50%	27.9%	12/31/2021	1.93	0	0	0.25%	28.3%	12/31/2021	1.97	0	0	0.00%	28.6%
12/31/2020	1.48	0	0	0.50%	0.5%	12/31/2020	1.51	0	0	0.25%	0.7%	12/31/2020	1.53	0	0	0.00%	1.0%
12/31/2019	1.47	0	0	0.50%	19.8%	12/31/2019	1.49	0	0	0.25%	20.1%	12/31/2019	1.52	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.5%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,630	$5,938	295
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$6,630

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,630	3,637	$1.82
Band 100	-	-	1.87
Band 75	-	-	1.91
Band 50	-	-	1.96
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$6,630	3,637

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$95
Mortality & expense charges			(76)
Net investment income (loss)			19

Gain (loss) on investments:
Net realized gain (loss)			4
Realized gain distributions			152
Net change in unrealized appreciation (depreciation)			397
Net gain (loss)			553

Increase (decrease) in net assets from operations			$572

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19	$4
Net realized gain (loss)		4	9
Realized gain distributions		152	126
Net change in unrealized appreciation (depreciation)		397	(761)

Increase (decrease) in net assets from operations		572	(622)

Contract owner transactions:
Proceeds from units sold		87	102
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		87	102
Net increase (decrease)		659	(520)
Net assets, beginning		5,971	6,491
Net assets, ending		$6,630	$5,971

Units sold		50	61
Units redeemed		-	-
Net increase (decrease)		50	61
Units outstanding, beginning		3,587	3,526
Units outstanding, ending		3,637	3,587

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,866,538
Cost of units redeemed/account charges			(7,598,836)
Net investment income (loss)			76,564
Net realized gain (loss)			471,223
Realized gain distributions			190,449
Net change in unrealized appreciation (depreciation)			692
Net assets			$6,630
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	4	$7	1.25%	9.5%	12/31/2023	$1.87	0	$0	1.00%	9.8%	12/31/2023	$1.91	0	$0	0.75%	10.1%
12/31/2022	1.66	4	6	1.25%	-9.6%	12/31/2022	1.70	0	0	1.00%	-9.3%	12/31/2022	1.74	0	0	0.75%	-9.1%
12/31/2021	1.84	4	6	1.25%	27.5%	12/31/2021	1.88	0	0	1.00%	27.8%	12/31/2021	1.91	0	0	0.75%	28.1%
12/31/2020	1.44	4	5	1.25%	0.1%	12/31/2020	1.47	0	0	1.00%	0.3%	12/31/2020	1.49	0	0	0.75%	0.6%
12/31/2019	1.44	201	291	1.25%	19.4%	12/31/2019	1.46	0	0	1.00%	19.6%	12/31/2019	1.48	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.96	0	$0	0.50%	10.3%	12/31/2023	$2.01	0	$0	0.25%	10.6%	12/31/2023	$2.05	0	$0	0.00%	10.9%
12/31/2022	1.77	0	0	0.50%	-8.9%	12/31/2022	1.81	0	0	0.25%	-8.7%	12/31/2022	1.85	0	0	0.00%	-8.4%
12/31/2021	1.95	0	0	0.50%	28.4%	12/31/2021	1.98	0	0	0.25%	28.8%	12/31/2021	2.02	0	0	0.00%	29.1%
12/31/2020	1.52	0	0	0.50%	0.8%	12/31/2020	1.54	0	0	0.25%	1.1%	12/31/2020	1.57	0	0	0.00%	1.3%
12/31/2019	1.50	0	0	0.50%	20.2%	12/31/2019	1.52	0	0	0.25%	20.5%	12/31/2019	1.55	707	1,093	0.00%	20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.3%
2021	1.3%
2020	0.2%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund Service Class - 06-253

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,762,079	$1,861,690	53,013
Receivables: investments sold	-
Payables: investments purchased	(450)
Net assets	$1,761,629

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,376,572	503,531	$2.73
Band 100	385,057	134,924	2.85
Band 75	-	-	2.98
Band 50	-	-	3.11
Band 25	-	-	3.25
Band 0	-	-	3.39
Total	$1,761,629	638,455

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,268
Mortality & expense charges			(19,412)
Net investment income (loss)			(12,144)

Gain (loss) on investments:
Net realized gain (loss)			(24,755)
Realized gain distributions			71,581
Net change in unrealized appreciation (depreciation)			125,495
Net gain (loss)			172,321

Increase (decrease) in net assets from operations			$160,177

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,144)	$(14,497)
Net realized gain (loss)		(24,755)	8,865
Realized gain distributions		71,581	194,660
Net change in unrealized appreciation (depreciation)		125,495	(438,374)

Increase (decrease) in net assets from operations		160,177	(249,346)

Contract owner transactions:
Proceeds from units sold		171,474	176,536
Cost of units redeemed		(197,121)	(418,951)
Account charges		(442)	(1,401)
Increase (decrease)		(26,089)	(243,816)
Net increase (decrease)		134,088	(493,162)
Net assets, beginning		1,627,541	2,120,703
Net assets, ending		$1,761,629	$1,627,541

Units sold		67,311	69,596
Units redeemed		(76,616)	(165,456)
Net increase (decrease)		(9,305)	(95,860)
Units outstanding, beginning		647,760	743,620
Units outstanding, ending		638,455	647,760

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$25,060,594
Cost of units redeemed/account charges			(26,568,683)
Net investment income (loss)			(339,091)
Net realized gain (loss)			(1,195,844)
Realized gain distributions			4,904,264
Net change in unrealized appreciation (depreciation)			(99,611)
Net assets			$1,761,629
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.73	504	$1,377	1.25%	9.9%	12/31/2023	$2.85	135	$385	1.00%	10.2%	12/31/2023	$2.98	0	$0	0.75%	10.4%
12/31/2022	2.49	493	1,228	1.25%	-11.9%	12/31/2022	2.59	154	400	1.00%	-11.6%	12/31/2022	2.70	0	0	0.75%	-11.4%
12/31/2021	2.82	546	1,541	1.25%	28.6%	12/31/2021	2.93	198	579	1.00%	28.9%	12/31/2021	3.05	0	0	0.75%	29.3%
12/31/2020	2.19	533	1,170	1.25%	6.9%	12/31/2020	2.27	217	494	1.00%	7.2%	12/31/2020	2.36	0	0	0.75%	7.5%
12/31/2019	2.05	558	1,146	1.25%	29.7%	12/31/2019	2.12	276	586	1.00%	30.0%	12/31/2019	2.19	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.11	0	$0	0.50%	10.7%	12/31/2023	$3.25	0	$0	0.25%	11.0%	12/31/2023	$3.39	0	$0	0.00%	11.3%
12/31/2022	2.81	0	0	0.50%	-11.2%	12/31/2022	2.93	0	0	0.25%	-11.0%	12/31/2022	3.05	0	0	0.00%	-10.8%
12/31/2021	3.16	0	0	0.50%	29.6%	12/31/2021	3.29	0	0	0.25%	29.9%	12/31/2021	3.41	0	0	0.00%	30.2%
12/31/2020	2.44	0	0	0.50%	7.7%	12/31/2020	2.53	0	0	0.25%	8.0%	12/31/2020	2.62	0	0	0.00%	8.3%
12/31/2019	2.27	0	0	0.50%	30.7%	12/31/2019	2.34	0	0	0.25%	31.0%	12/31/2019	2.42	0	0	0.00%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.3%
2021	0.2%
2020	0.2%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,560,016	$2,581,009	73,669
Receivables: investments sold	11,790
Payables: investments purchased	-
Net assets	$2,571,806

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,571,806	863,117	$2.98
Band 100	-	-	3.11
Band 75	-	-	3.25
Band 50	-	-	3.39
Band 25	-	-	3.54
Band 0	-	-	3.69
Total	$2,571,806	863,117

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$23,204
Mortality & expense charges			(23,148)
Net investment income (loss)			56

Gain (loss) on investments:
Net realized gain (loss)			(11,998)
Realized gain distributions			97,347
Net change in unrealized appreciation (depreciation)			134,190
Net gain (loss)			219,539

Increase (decrease) in net assets from operations			$219,595

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56	$(191)
Net realized gain (loss)		(11,998)	66,575
Realized gain distributions		97,347	183,426
Net change in unrealized appreciation (depreciation)		134,190	(405,745)

Increase (decrease) in net assets from operations		219,595	(155,935)

Contract owner transactions:
Proceeds from units sold		906,921	829,012
Cost of units redeemed		(153,068)	(457,786)
Account charges		(865)	(684)
Increase (decrease)		752,988	370,542
Net increase (decrease)		972,583	214,607
Net assets, beginning		1,599,223	1,384,616
Net assets, ending		$2,571,806	$1,599,223

Units sold		326,640	303,059
Units redeemed		(56,382)	(164,832)
Net increase (decrease)		270,258	138,227
Units outstanding, beginning		592,859	454,632
Units outstanding, ending		863,117	592,859

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$81,865,401
Cost of units redeemed/account charges			(98,056,695)
Net investment income (loss)			(583,573)
Net realized gain (loss)			5,359,634
Realized gain distributions			14,008,032
Net change in unrealized appreciation (depreciation)			(20,993)
Net assets			$2,571,806
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.98	863	$2,572	1.25%	10.5%	12/31/2023	$3.11	0	$0	1.00%	10.7%	12/31/2023	$3.25	0	$0	0.75%	11.0%
12/31/2022	2.70	593	1,599	1.25%	-11.4%	12/31/2022	2.81	0	0	1.00%	-11.2%	12/31/2022	2.92	0	0	0.75%	-11.0%
12/31/2021	3.05	455	1,385	1.25%	29.3%	12/31/2021	3.16	0	0	1.00%	29.6%	12/31/2021	3.29	0	0	0.75%	29.9%
12/31/2020	2.36	468	1,103	1.25%	7.4%	12/31/2020	2.44	0	0	1.00%	7.7%	12/31/2020	2.53	0	0	0.75%	8.0%
12/31/2019	2.19	464	1,018	1.25%	30.4%	12/31/2019	2.27	0	0	1.00%	30.7%	12/31/2019	2.34	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.39	0	$0	0.50%	11.3%	12/31/2023	$3.54	0	$0	0.25%	11.6%	12/31/2023	$3.69	0	$0	0.00%	11.8%
12/31/2022	3.05	0	0	0.50%	-10.8%	12/31/2022	3.17	0	0	0.25%	-10.5%	12/31/2022	3.30	0	0	0.00%	-10.3%
12/31/2021	3.41	0	0	0.50%	30.2%	12/31/2021	3.55	0	0	0.25%	30.6%	12/31/2021	3.68	0	0	0.00%	30.9%
12/31/2020	2.62	0	0	0.50%	8.2%	12/31/2020	2.72	0	0	0.25%	8.5%	12/31/2020	2.81	0	0	0.00%	8.8%
12/31/2019	2.42	0	0	0.50%	31.4%	12/31/2019	2.50	0	0	0.25%	31.7%	12/31/2019	2.59	0	0	0.00%	32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.0%
2021	0.7%
2020	0.7%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Satellite Strategies Fund Service Class - 06-842 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.30
Band 25	-	-	1.33
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	1.25%	8.6%	12/31/2023	$1.23	0	$0	1.00%	8.9%	12/31/2023	$1.26	0	$0	0.75%	9.2%
12/31/2022	1.10	0	0	1.25%	-16.4%	12/31/2022	1.13	0	0	1.00%	-16.2%	12/31/2022	1.15	0	0	0.75%	-16.0%
12/31/2021	1.31	0	0	1.25%	6.6%	12/31/2021	1.34	0	0	1.00%	6.9%	12/31/2021	1.37	0	0	0.75%	7.1%
12/31/2020	1.23	0	0	1.25%	2.0%	12/31/2020	1.26	0	0	1.00%	2.3%	12/31/2020	1.28	0	0	0.75%	2.6%
12/31/2019	1.21	0	0	1.25%	16.8%	12/31/2019	1.23	0	0	1.00%	17.1%	12/31/2019	1.25	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	9.4%	12/31/2023	$1.33	0	$0	0.25%	9.7%	12/31/2023	$1.37	0	$0	0.00%	10.0%
12/31/2022	1.18	0	0	0.50%	-15.7%	12/31/2022	1.21	0	0	0.25%	-15.5%	12/31/2022	1.25	0	0	0.00%	-15.3%
12/31/2021	1.41	0	0	0.50%	7.4%	12/31/2021	1.44	0	0	0.25%	7.7%	12/31/2021	1.47	0	0	0.00%	7.9%
12/31/2020	1.31	0	0	0.50%	2.8%	12/31/2020	1.34	0	0	0.25%	3.1%	12/31/2020	1.36	0	0	0.00%	3.3%
12/31/2019	1.27	0	0	0.50%	17.7%	12/31/2019	1.30	0	0	0.25%	18.0%	12/31/2019	1.32	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Satellite Strategies Fund Investor Class - 06-728 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.28
Band 75	-	-	1.31
Band 50	-	-	1.35
Band 25	-	-	1.39
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	1.25%	9.1%	12/31/2023	$1.28	0	$0	1.00%	9.3%	12/31/2023	$1.31	0	$0	0.75%	9.6%
12/31/2022	1.14	0	0	1.25%	-16.1%	12/31/2022	1.17	0	0	1.00%	-15.9%	12/31/2022	1.20	0	0	0.75%	-15.7%
12/31/2021	1.36	0	0	1.25%	7.1%	12/31/2021	1.39	0	0	1.00%	7.4%	12/31/2021	1.42	0	0	0.75%	7.7%
12/31/2020	1.27	0	0	1.25%	2.3%	12/31/2020	1.29	0	0	1.00%	2.5%	12/31/2020	1.32	0	0	0.75%	2.8%
12/31/2019	1.24	0	0	1.25%	17.3%	12/31/2019	1.26	0	0	1.00%	17.6%	12/31/2019	1.28	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	9.9%	12/31/2023	$1.39	0	$0	0.25%	10.1%	12/31/2023	$1.43	0	$0	0.00%	10.4%
12/31/2022	1.23	0	0	0.50%	-15.4%	12/31/2022	1.26	0	0	0.25%	-15.2%	12/31/2022	1.29	0	0	0.00%	-15.0%
12/31/2021	1.45	0	0	0.50%	8.0%	12/31/2021	1.49	0	0	0.25%	8.2%	12/31/2021	1.52	0	0	0.00%	8.5%
12/31/2020	1.35	0	0	0.50%	3.0%	12/31/2020	1.37	0	0	0.25%	3.3%	12/31/2020	1.40	0	0	0.00%	3.6%
12/31/2019	1.31	0	0	0.50%	18.2%	12/31/2019	1.33	0	0	0.25%	18.4%	12/31/2019	1.35	0	0	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund Institutional Class - 06-254

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,025,146	$1,107,806	22,601
Receivables: investments sold	-
Payables: investments purchased	(11,451)
Net assets	$1,013,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,013,695	359,652	$2.82
Band 100	-	-	2.94
Band 75	-	-	3.07
Band 50	-	-	3.21
Band 25	-	-	3.35
Band 0	-	-	3.49
Total	$1,013,695	359,652

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,820
Mortality & expense charges			(15,061)
Net investment income (loss)			(6,241)

Gain (loss) on investments:
Net realized gain (loss)			(191,071)
Realized gain distributions			31,859
Net change in unrealized appreciation (depreciation)			248,228
Net gain (loss)			89,016

Increase (decrease) in net assets from operations			$82,775

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,241)	$(16,057)
Net realized gain (loss)		(191,071)	(15,741)
Realized gain distributions		31,859	194,582
Net change in unrealized appreciation (depreciation)		248,228	(630,428)

Increase (decrease) in net assets from operations		82,775	(467,644)

Contract owner transactions:
Proceeds from units sold		315,019	536,416
Cost of units redeemed		(693,188)	(2,040,445)
Account charges		(2,808)	(1,881)
Increase (decrease)		(380,977)	(1,505,910)
Net increase (decrease)		(298,202)	(1,973,554)
Net assets, beginning		1,311,897	3,285,451
Net assets, ending		$1,013,695	$1,311,897

Units sold		121,693	193,921
Units redeemed		(273,770)	(761,116)
Net increase (decrease)		(152,077)	(567,195)
Units outstanding, beginning		511,729	1,078,924
Units outstanding, ending		359,652	511,729

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$82,946,009
Cost of units redeemed/account charges			(96,020,592)
Net investment income (loss)			(883,057)
Net realized gain (loss)			4,680,310
Realized gain distributions			10,373,685
Net change in unrealized appreciation (depreciation)			(82,660)
Net assets			$1,013,695
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.82	360	$1,014	1.25%	9.9%	12/31/2023	$2.94	0	$0	1.00%	10.2%	12/31/2023	$3.07	0	$0	0.75%	10.5%
12/31/2022	2.56	512	1,312	1.25%	-15.8%	12/31/2022	2.67	0	0	1.00%	-15.6%	12/31/2022	2.78	0	0	0.75%	-15.4%
12/31/2021	3.05	1,079	3,285	1.25%	25.1%	12/31/2021	3.16	0	0	1.00%	25.4%	12/31/2021	3.29	0	0	0.75%	25.8%
12/31/2020	2.43	3,769	9,171	1.25%	0.8%	12/31/2020	2.52	0	0	1.00%	1.0%	12/31/2020	2.61	0	0	0.75%	1.3%
12/31/2019	2.41	5,467	13,198	1.25%	21.6%	12/31/2019	2.50	0	0	1.00%	21.9%	12/31/2019	2.58	0	0	0.75%	22.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.21	0	$0	0.50%	10.8%	12/31/2023	$3.35	0	$0	0.25%	11.0%	12/31/2023	$3.49	0	$0	0.00%	11.3%
12/31/2022	2.89	0	0	0.50%	-15.2%	12/31/2022	3.01	0	0	0.25%	-15.0%	12/31/2022	3.14	0	0	0.00%	-14.8%
12/31/2021	3.41	0	0	0.50%	26.1%	12/31/2021	3.54	0	0	0.25%	26.4%	12/31/2021	3.68	0	0	0.00%	26.7%
12/31/2020	2.71	0	0	0.50%	1.5%	12/31/2020	2.80	0	0	0.25%	1.8%	12/31/2020	2.91	0	0	0.00%	2.1%
12/31/2019	2.67	0	0	0.50%	22.5%	12/31/2019	2.75	0	0	0.25%	22.8%	12/31/2019	2.85	544	1,550	0.00%	23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.4%
2021	0.2%
2020	0.4%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund Service Class - 06-256

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,585,041	$1,852,009	42,905
Receivables: investments sold	-
Payables: investments purchased	(7,419)
Net assets	$1,577,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,118,596	432,460	$2.59
Band 100	459,026	170,003	2.70
Band 75	-	-	2.82
Band 50	-	-	2.94
Band 25	-	-	3.07
Band 0	-	-	3.21
Total	$1,577,622	602,463

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,777
Mortality & expense charges			(17,410)
Net investment income (loss)			(8,633)

Gain (loss) on investments:
Net realized gain (loss)			(128,514)
Realized gain distributions			60,022
Net change in unrealized appreciation (depreciation)			216,805
Net gain (loss)			148,313

Increase (decrease) in net assets from operations			$139,680

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,633)	$(17,704)
Net realized gain (loss)		(128,514)	(21,290)
Realized gain distributions		60,022	290,997
Net change in unrealized appreciation (depreciation)		216,805	(621,189)

Increase (decrease) in net assets from operations		139,680	(369,186)

Contract owner transactions:
Proceeds from units sold		207,074	195,303
Cost of units redeemed		(373,432)	(736,081)
Account charges		(1,679)	(2,066)
Increase (decrease)		(168,037)	(542,844)
Net increase (decrease)		(28,357)	(912,030)
Net assets, beginning		1,605,979	2,518,009
Net assets, ending		$1,577,622	$1,605,979

Units sold		86,435	78,811
Units redeemed		(154,927)	(291,698)
Net increase (decrease)		(68,492)	(212,887)
Units outstanding, beginning		670,955	883,842
Units outstanding, ending		602,463	670,955

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$42,194,315
Cost of units redeemed/account charges			(47,505,673)
Net investment income (loss)			(753,723)
Net realized gain (loss)			1,834,302
Realized gain distributions			6,075,369
Net change in unrealized appreciation (depreciation)			(266,968)
Net assets			$1,577,622
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.59	432	$1,119	1.25%	9.4%	12/31/2023	$2.70	170	$459	1.00%	9.7%	12/31/2023	$2.82	0	$0	0.75%	9.9%
12/31/2022	2.36	473	1,119	1.25%	-16.2%	12/31/2022	2.46	198	487	1.00%	-16.0%	12/31/2022	2.56	0	0	0.75%	-15.8%
12/31/2021	2.82	670	1,892	1.25%	24.5%	12/31/2021	2.93	213	626	1.00%	24.8%	12/31/2021	3.05	0	0	0.75%	25.1%
12/31/2020	2.27	1,118	2,534	1.25%	0.3%	12/31/2020	2.35	225	528	1.00%	0.5%	12/31/2020	2.43	0	0	0.75%	0.8%
12/31/2019	2.26	1,745	3,946	1.25%	21.0%	12/31/2019	2.34	275	643	1.00%	21.3%	12/31/2019	2.42	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.94	0	$0	0.50%	10.2%	12/31/2023	$3.07	0	$0	0.25%	10.5%	12/31/2023	$3.21	0	$0	0.00%	10.7%
12/31/2022	2.67	0	0	0.50%	-15.6%	12/31/2022	2.78	0	0	0.25%	-15.4%	12/31/2022	2.90	0	0	0.00%	-15.2%
12/31/2021	3.16	0	0	0.50%	25.4%	12/31/2021	3.29	0	0	0.25%	25.7%	12/31/2021	3.41	0	0	0.00%	26.1%
12/31/2020	2.52	0	0	0.50%	1.0%	12/31/2020	2.61	0	0	0.25%	1.3%	12/31/2020	2.71	413	1,119	0.00%	1.5%
12/31/2019	2.50	0	0	0.50%	21.9%	12/31/2019	2.58	0	0	0.25%	22.2%	12/31/2019	2.67	321	857	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.3%
2021	0.0%
2020	0.0%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,684,194	$4,965,712	198,392
Receivables: investments sold	-
Payables: investments purchased	(4,215)
Net assets	$5,679,979

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,679,979	768,411	$7.39
Band 100	-	-	7.72
Band 75	-	-	8.06
Band 50	-	-	8.41
Band 25	-	-	8.78
Band 0	-	-	9.16
Total	$5,679,979	768,411

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(57,537)
Net investment income (loss)			(57,537)

Gain (loss) on investments:
Net realized gain (loss)			(153,085)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,241,276
Net gain (loss)			2,088,191

Increase (decrease) in net assets from operations			$2,030,654

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(57,537)	$(60,291)
Net realized gain (loss)		(153,085)	84,119
Realized gain distributions		-	685,251
Net change in unrealized appreciation (depreciation)		2,241,276	(3,435,799)

Increase (decrease) in net assets from operations		2,030,654	(2,726,720)

Contract owner transactions:
Proceeds from units sold		677,102	500,862
Cost of units redeemed		(780,229)	(1,195,208)
Account charges		(1,533)	(1,888)
Increase (decrease)		(104,660)	(696,234)
Net increase (decrease)		1,925,994	(3,422,954)
Net assets, beginning		3,753,985	7,176,939
Net assets, ending		$5,679,979	$3,753,985

Units sold		110,057	86,176
Units redeemed		(135,461)	(204,327)
Net increase (decrease)		(25,404)	(118,151)
Units outstanding, beginning		793,815	911,966
Units outstanding, ending		768,411	793,815

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$28,803,543
Cost of units redeemed/account charges			(34,101,685)
Net investment income (loss)			(1,057,068)
Net realized gain (loss)			5,894,253
Realized gain distributions			5,422,454
Net change in unrealized appreciation (depreciation)			718,482
Net assets			$5,679,979
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.39	768	$5,680	1.25%	56.3%	12/31/2023	$7.72	0	$0	1.00%	56.7%	12/31/2023	$8.06	0	$0	0.75%	57.1%
12/31/2022	4.73	794	3,754	1.25%	-39.9%	12/31/2022	4.92	0	0	1.00%	-39.8%	12/31/2022	5.13	0	0	0.75%	-39.6%
12/31/2021	7.87	912	7,177	1.25%	20.2%	12/31/2021	8.17	0	0	1.00%	20.5%	12/31/2021	8.49	0	0	0.75%	20.8%
12/31/2020	6.55	972	6,366	1.25%	44.1%	12/31/2020	6.78	0	0	1.00%	44.4%	12/31/2020	7.03	0	0	0.75%	44.8%
12/31/2019	4.55	1,077	4,897	1.25%	36.6%	12/31/2019	4.70	0	0	1.00%	37.0%	12/31/2019	4.86	0	0	0.75%	37.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.41	0	$0	0.50%	57.5%	12/31/2023	$8.78	0	$0	0.25%	57.9%	12/31/2023	$9.16	0	$0	0.00%	58.3%
12/31/2022	5.34	0	0	0.50%	-39.5%	12/31/2022	5.56	0	0	0.25%	-39.3%	12/31/2022	5.79	0	0	0.00%	-39.2%
12/31/2021	8.82	0	0	0.50%	21.1%	12/31/2021	9.16	0	0	0.25%	21.4%	12/31/2021	9.52	0	0	0.00%	21.7%
12/31/2020	7.28	0	0	0.50%	45.1%	12/31/2020	7.55	0	0	0.25%	45.5%	12/31/2020	7.82	0	0	0.00%	45.9%
12/31/2019	5.02	0	0	0.50%	37.7%	12/31/2019	5.19	0	0	0.25%	38.0%	12/31/2019	5.36	0	0	0.00%	38.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Technology Opportunities Fund Service Class - 06-258

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,048,762	$927,686	49,785
Receivables: investments sold	-
Payables: investments purchased	(4,771)
Net assets	$1,043,991

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$789,577	116,257	$6.79
Band 100	254,414	35,885	7.09
Band 75	-	-	7.40
Band 50	-	-	7.73
Band 25	-	-	8.06
Band 0	-	-	8.42
Total	$1,043,991	152,142

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,069)
Net investment income (loss)			(11,069)

Gain (loss) on investments:
Net realized gain (loss)			(157,180)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			568,892
Net gain (loss)			411,712

Increase (decrease) in net assets from operations			$400,643

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,069)	$(12,475)
Net realized gain (loss)		(157,180)	(150,233)
Realized gain distributions		-	174,067
Net change in unrealized appreciation (depreciation)		568,892	(637,698)

Increase (decrease) in net assets from operations		400,643	(626,339)

Contract owner transactions:
Proceeds from units sold		318,917	429,875
Cost of units redeemed		(413,915)	(711,373)
Account charges		(142)	(138)
Increase (decrease)		(95,140)	(281,636)
Net increase (decrease)		305,503	(907,975)
Net assets, beginning		738,488	1,646,463
Net assets, ending		$1,043,991	$738,488

Units sold		59,222	80,452
Units redeemed		(74,990)	(135,627)
Net increase (decrease)		(15,768)	(55,175)
Units outstanding, beginning		167,910	223,085
Units outstanding, ending		152,142	167,910

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,204,110
Cost of units redeemed/account charges			(9,978,422)
Net investment income (loss)			(186,094)
Net realized gain (loss)			582,934
Realized gain distributions			1,300,387
Net change in unrealized appreciation (depreciation)			121,076
Net assets			$1,043,991
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.79	116	$790	1.25%	55.5%	12/31/2023	$7.09	36	$254	1.00%	55.9%	12/31/2023	$7.40	0	$0	0.75%	56.3%
12/31/2022	4.37	140	611	1.25%	-40.2%	12/31/2022	4.55	28	127	1.00%	-40.1%	12/31/2022	4.74	0	0	0.75%	-39.9%
12/31/2021	7.31	164	1,197	1.25%	19.6%	12/31/2021	7.59	59	450	1.00%	19.9%	12/31/2021	7.88	0	0	0.75%	20.2%
12/31/2020	6.11	186	1,133	1.25%	43.3%	12/31/2020	6.33	69	437	1.00%	43.7%	12/31/2020	6.56	0	0	0.75%	44.1%
12/31/2019	4.26	221	944	1.25%	35.9%	12/31/2019	4.40	79	346	1.00%	36.3%	12/31/2019	4.55	0	0	0.75%	36.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.73	0	$0	0.50%	56.7%	12/31/2023	$8.06	0	$0	0.25%	57.0%	12/31/2023	$8.42	0	$0	0.00%	57.4%
12/31/2022	4.93	0	0	0.50%	-39.8%	12/31/2022	5.14	0	0	0.25%	-39.6%	12/31/2022	5.35	0	0	0.00%	-39.5%
12/31/2021	8.19	0	0	0.50%	20.5%	12/31/2021	8.50	0	0	0.25%	20.8%	12/31/2021	8.83	0	0	0.00%	21.1%
12/31/2020	6.79	0	0	0.50%	44.4%	12/31/2020	7.04	0	0	0.25%	44.8%	12/31/2020	7.29	0	0	0.00%	45.1%
12/31/2019	4.70	0	0	0.50%	36.9%	12/31/2019	4.86	0	0	0.25%	37.3%	12/31/2019	5.03	0	0	0.00%	37.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$137,345	$134,209	2,456
Receivables: investments sold	73
Payables: investments purchased	-
Net assets	$137,418

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$137,418	61,389	$2.24
Band 100	-	-	2.29
Band 75	-	-	2.35
Band 50	-	-	2.40
Band 25	-	-	2.46
Band 0	-	-	2.52
Total	$137,418	61,389

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$392
Mortality & expense charges			(1,588)
Net investment income (loss)			(1,196)

Gain (loss) on investments:
Net realized gain (loss)			(3,780)
Realized gain distributions			2,880
Net change in unrealized appreciation (depreciation)			26,647
Net gain (loss)			25,747

Increase (decrease) in net assets from operations			$24,551

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,196)	$(1,190)
Net realized gain (loss)		(3,780)	(3,932)
Realized gain distributions		2,880	-
Net change in unrealized appreciation (depreciation)		26,647	(32,511)

Increase (decrease) in net assets from operations		24,551	(37,633)

Contract owner transactions:
Proceeds from units sold		14,720	17,227
Cost of units redeemed		(30,891)	(42,520)
Account charges		(86)	(271)
Increase (decrease)		(16,257)	(25,564)
Net increase (decrease)		8,294	(63,197)
Net assets, beginning		129,124	192,321
Net assets, ending		$137,418	$129,124

Units sold		7,312	8,785
Units redeemed		(15,972)	(21,443)
Net increase (decrease)		(8,660)	(12,658)
Units outstanding, beginning		70,049	82,707
Units outstanding, ending		61,389	70,049

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,098,806
Cost of units redeemed/account charges			(3,018,174)
Net investment income (loss)			(38,586)
Net realized gain (loss)			776,829
Realized gain distributions			315,407
Net change in unrealized appreciation (depreciation)			3,136
Net assets			$137,418
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.24	61	$137	1.25%	21.4%	12/31/2023	$2.29	0	$0	1.00%	21.7%	12/31/2023	$2.35	0	$0	0.75%	22.0%
12/31/2022	1.84	70	129	1.25%	-20.7%	12/31/2022	1.88	0	0	1.00%	-20.5%	12/31/2022	1.92	0	0	0.75%	-20.3%
12/31/2021	2.33	83	192	1.25%	27.3%	12/31/2021	2.37	0	0	1.00%	27.7%	12/31/2021	2.41	0	0	0.75%	28.0%
12/31/2020	1.83	754	1,376	1.25%	16.2%	12/31/2020	1.86	0	0	1.00%	16.5%	12/31/2020	1.89	0	0	0.75%	16.8%
12/31/2019	1.57	869	1,365	1.25%	23.7%	12/31/2019	1.59	0	0	1.00%	24.0%	12/31/2019	1.62	0	0	0.75%	24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.40	0	$0	0.50%	22.3%	12/31/2023	$2.46	0	$0	0.25%	22.7%	12/31/2023	$2.52	0	$0	0.00%	23.0%
12/31/2022	1.96	0	0	0.50%	-20.1%	12/31/2022	2.01	0	0	0.25%	-19.9%	12/31/2022	2.05	0	0	0.00%	-19.7%
12/31/2021	2.46	0	0	0.50%	28.3%	12/31/2021	2.51	0	0	0.25%	28.6%	12/31/2021	2.55	0	0	0.00%	28.9%
12/31/2020	1.92	0	0	0.50%	17.1%	12/31/2020	1.95	0	0	0.25%	17.4%	12/31/2020	1.98	0	0	0.00%	17.7%
12/31/2019	1.64	0	0	0.50%	24.6%	12/31/2019	1.66	0	0	0.25%	24.9%	12/31/2019	1.68	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.5%
2021	0.1%
2020	0.3%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$382,809	$381,157	6,933
Receivables: investments sold	188
Payables: investments purchased	-
Net assets	$382,997

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$382,997	165,278	$2.32
Band 100	-	-	2.37
Band 75	-	-	2.43
Band 50	-	-	2.49
Band 25	-	-	2.55
Band 0	-	-	2.61
Total	$382,997	165,278

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,107
Mortality & expense charges			(4,064)
Net investment income (loss)			(1,957)

Gain (loss) on investments:
Net realized gain (loss)			(794)
Realized gain distributions			8,071
Net change in unrealized appreciation (depreciation)			60,049
Net gain (loss)			67,326

Increase (decrease) in net assets from operations			$65,369

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,957)	$(585)
Net realized gain (loss)		(794)	(2,198)
Realized gain distributions		8,071	-
Net change in unrealized appreciation (depreciation)		60,049	(59,899)

Increase (decrease) in net assets from operations		65,369	(62,682)

Contract owner transactions:
Proceeds from units sold		41,665	296,181
Cost of units redeemed		(5,207)	(220,926)
Account charges		(221)	(211)
Increase (decrease)		36,237	75,044
Net increase (decrease)		101,606	12,362
Net assets, beginning		281,391	269,029
Net assets, ending		$382,997	$281,391

Units sold		19,869	128,943
Units redeemed		(2,629)	(93,530)
Net increase (decrease)		17,240	35,413
Units outstanding, beginning		148,038	112,625
Units outstanding, ending		165,278	148,038

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,761,103
Cost of units redeemed/account charges			(1,758,930)
Net investment income (loss)			(5,942)
Net realized gain (loss)			248,208
Realized gain distributions			136,906
Net change in unrealized appreciation (depreciation)			1,652
Net assets			$382,997
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.32	165	$383	1.25%	21.9%	12/31/2023	$2.37	0	$0	1.00%	22.2%	12/31/2023	$2.43	0	$0	0.75%	22.5%
12/31/2022	1.90	148	281	1.25%	-20.4%	12/31/2022	1.94	0	0	1.00%	-20.2%	12/31/2022	1.98	0	0	0.75%	-20.0%
12/31/2021	2.39	113	269	1.25%	27.8%	12/31/2021	2.43	0	0	1.00%	28.1%	12/31/2021	2.48	0	0	0.75%	28.4%
12/31/2020	1.87	217	406	1.25%	16.7%	12/31/2020	1.90	0	0	1.00%	16.9%	12/31/2020	1.93	0	0	0.75%	17.2%
12/31/2019	1.60	587	940	1.25%	24.2%	12/31/2019	1.62	0	0	1.00%	24.5%	12/31/2019	1.65	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.49	0	$0	0.50%	22.8%	12/31/2023	$2.55	0	$0	0.25%	23.1%	12/31/2023	$2.61	0	$0	0.00%	23.4%
12/31/2022	2.03	0	0	0.50%	-19.8%	12/31/2022	2.07	0	0	0.25%	-19.6%	12/31/2022	2.11	0	0	0.00%	-19.4%
12/31/2021	2.53	0	0	0.50%	28.7%	12/31/2021	2.58	0	0	0.25%	29.1%	12/31/2021	2.62	0	0	0.00%	29.4%
12/31/2020	1.96	0	0	0.50%	17.5%	12/31/2020	2.00	0	0	0.25%	17.8%	12/31/2020	2.03	0	0	0.00%	18.1%
12/31/2019	1.67	0	0	0.50%	25.1%	12/31/2019	1.69	0	0	0.25%	25.4%	12/31/2019	1.72	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	1.1%
2021	0.1%
2020	0.4%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,931,980	$7,931,979	7,964,359
Receivables: investments sold	32,379
Payables: investments purchased	-
Net assets	$7,964,359

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,964,359	7,967,211	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.11
Total	$7,964,359	7,967,211

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$342,146
Mortality & expense charges			(90,993)
Net investment income (loss)			251,153

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$251,153

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$251,153	$777
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	1

Increase (decrease) in net assets from operations		251,153	778

Contract owner transactions:
Proceeds from units sold		2,514,298	9,165,705
Cost of units redeemed		(1,722,176)	(11,201,486)
Account charges		(7,026)	(12,164)
Increase (decrease)		785,096	(2,047,945)
Net increase (decrease)		1,036,249	(2,047,167)
Net assets, beginning		6,928,110	8,975,277
Net assets, ending		$7,964,359	$6,928,110

Units sold		2,574,045	9,550,908
Units redeemed		(1,775,785)	(11,680,093)
Net increase (decrease)		798,260	(2,129,185)
Units outstanding, beginning		7,168,951	9,298,136
Units outstanding, ending		7,967,211	7,168,951

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$77,202,220
Cost of units redeemed/account charges			(69,116,708)
Net investment income (loss)			(121,154)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net assets			$7,964,359
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	7,967	$7,964	1.25%	3.4%	12/31/2023	$1.02	0	$0	1.00%	3.7%	12/31/2023	$1.04	0	$0	0.75%	4.0%
12/31/2022	0.97	7,169	6,928	1.25%	0.1%	12/31/2022	0.98	0	0	1.00%	0.4%	12/31/2022	1.00	0	0	0.75%	0.6%
12/31/2021	0.97	9,298	8,975	1.25%	-1.2%	12/31/2021	0.98	0	0	1.00%	-1.0%	12/31/2021	1.00	0	0	0.75%	-0.7%
12/31/2020	0.98	11,310	11,051	1.25%	-1.0%	12/31/2020	0.99	0	0	1.00%	-0.7%	12/31/2020	1.00	0	0	0.75%	-0.5%
12/31/2019	0.99	10,214	10,079	1.25%	0.6%	12/31/2019	1.00	0	0	1.00%	0.8%	12/31/2019	1.01	0	0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	4.2%	12/31/2023	$1.08	0	$0	0.25%	4.5%	12/31/2023	$1.11	0	$0	0.00%	4.7%
12/31/2022	1.02	0	0	0.50%	0.9%	12/31/2022	1.04	0	0	0.25%	1.1%	12/31/2022	1.06	0	0	0.00%	1.4%
12/31/2021	1.01	0	0	0.50%	-0.5%	12/31/2021	1.03	0	0	0.25%	-0.2%	12/31/2021	1.04	0	0	0.00%	0.0%
12/31/2020	1.02	0	0	0.50%	-0.2%	12/31/2020	1.03	0	0	0.25%	0.0%	12/31/2020	1.04	0	0	0.00%	0.3%
12/31/2019	1.02	0	0	0.50%	1.3%	12/31/2019	1.03	0	0	0.25%	1.6%	12/31/2019	1.04	1,584	1,646	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.6%
2022	1.4%
2021	0.0%
2020	0.2%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,872,572	$3,872,572	3,869,627
Receivables: investments sold	-
Payables: investments purchased	(2,945)
Net assets	$3,869,627

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,749,685	2,804,447	$0.98
Band 100	1,066,851	1,066,241	1.00
Band 75	-	-	1.02
Band 50	53,091	50,950	1.04
Band 25	-	-	1.06
Band 0	-	-	1.09
Total	$3,869,627	3,921,638

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$182,491
Mortality & expense charges			(49,821)
Net investment income (loss)			132,670

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$132,670

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$132,670	$(2,696)
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		132,670	(2,696)

Contract owner transactions:
Proceeds from units sold		563,079	1,279,995
Cost of units redeemed		(1,251,459)	(1,263,187)
Account charges		(1,753)	(1,599)
Increase (decrease)		(690,133)	15,209
Net increase (decrease)		(557,463)	12,513
Net assets, beginning		4,427,090	4,414,577
Net assets, ending		$3,869,627	$4,427,090

Units sold		645,500	1,342,120
Units redeemed		(1,346,738)	(1,323,516)
Net increase (decrease)		(701,238)	18,604
Units outstanding, beginning		4,622,876	4,604,272
Units outstanding, ending		3,921,638	4,622,876

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$26,812,939
Cost of units redeemed/account charges			(22,856,881)
Net investment income (loss)			(86,431)
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$3,869,627
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	2,804	$2,750	1.25%	3.0%	12/31/2023	$1.00	1,066	$1,067	1.00%	3.3%	12/31/2023	$1.02	0	$0	0.75%	3.5%
12/31/2022	0.95	3,145	2,993	1.25%	-0.1%	12/31/2022	0.97	1,405	1,361	1.00%	0.1%	12/31/2022	0.99	0	0	0.75%	0.4%
12/31/2021	0.95	3,061	2,917	1.25%	-1.2%	12/31/2021	0.97	1,417	1,372	1.00%	-1.0%	12/31/2021	0.98	0	0	0.75%	-0.7%
12/31/2020	0.96	3,381	3,261	1.25%	-1.1%	12/31/2020	0.98	2,185	2,135	1.00%	-0.8%	12/31/2020	0.99	0	0	0.75%	-0.6%
12/31/2019	0.98	3,380	3,297	1.25%	0.2%	12/31/2019	0.99	2,070	2,040	1.00%	0.4%	12/31/2019	1.00	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	51	$53	0.50%	3.8%	12/31/2023	$1.06	0	$0	0.25%	4.1%	12/31/2023	$1.09	0	$0	0.00%	4.3%
12/31/2022	1.00	73	73	0.50%	0.6%	12/31/2022	1.02	0	0	0.25%	0.9%	12/31/2022	1.04	0	0	0.00%	1.1%
12/31/2021	1.00	126	125	0.50%	-0.5%	12/31/2021	1.01	0	0	0.25%	-0.2%	12/31/2021	1.03	0	0	0.00%	0.0%
12/31/2020	1.00	133	133	0.50%	-0.3%	12/31/2020	1.02	0	0	0.25%	-0.1%	12/31/2020	1.03	0	0	0.00%	0.2%
12/31/2019	1.01	125	125	0.50%	0.9%	12/31/2019	1.02	0	0	0.25%	1.2%	12/31/2019	1.03	0	0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	1.1%
2021	0.0%
2020	0.2%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,276,422	$2,350,390	91,115
Receivables: investments sold	-
Payables: investments purchased	(7,648)
Net assets	$2,268,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,268,774	871,692	$2.60
Band 100	-	-	2.65
Band 75	-	-	2.70
Band 50	-	-	2.76
Band 25	-	-	2.81
Band 0	-	-	2.86
Total	$2,268,774	871,692

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(34,359)
Net investment income (loss)			(34,359)

Gain (loss) on investments:
Net realized gain (loss)			(891,409)
Realized gain distributions			164,582
Net change in unrealized appreciation (depreciation)			1,597,251
Net gain (loss)			870,424

Increase (decrease) in net assets from operations			$836,065

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,359)	$(53,420)
Net realized gain (loss)		(891,409)	(1,373,944)
Realized gain distributions		164,582	557,874
Net change in unrealized appreciation (depreciation)		1,597,251	(1,477,630)

Increase (decrease) in net assets from operations		836,065	(2,347,120)

Contract owner transactions:
Proceeds from units sold		549,453	1,013,318
Cost of units redeemed		(2,363,518)	(4,437,315)
Account charges		(6,437)	(3,924)
Increase (decrease)		(1,820,502)	(3,427,921)
Net increase (decrease)		(984,437)	(5,775,041)
Net assets, beginning		3,253,211	9,028,252
Net assets, ending		$2,268,774	$3,253,211

Units sold		246,689	466,423
Units redeemed		(1,069,457)	(2,032,650)
Net increase (decrease)		(822,768)	(1,566,227)
Units outstanding, beginning		1,694,460	3,260,687
Units outstanding, ending		871,692	1,694,460

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$40,860,197
Cost of units redeemed/account charges			(49,985,044)
Net investment income (loss)			(712,677)
Net realized gain (loss)			4,337,673
Realized gain distributions			7,842,593
Net change in unrealized appreciation (depreciation)			(73,968)
Net assets			$2,268,774
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.60	872	$2,269	1.25%	35.6%	12/31/2023	$2.65	0	$0	1.00%	35.9%	12/31/2023	$2.70	0	$0	0.75%	36.2%
12/31/2022	1.92	1,694	3,253	1.25%	-30.7%	12/31/2022	1.95	0	0	1.00%	-30.5%	12/31/2022	1.98	0	0	0.75%	-30.3%
12/31/2021	2.77	3,261	9,028	1.25%	28.1%	12/31/2021	2.81	0	0	1.00%	28.4%	12/31/2021	2.85	0	0	0.75%	28.7%
12/31/2020	2.16	8,127	17,568	1.25%	30.3%	12/31/2020	2.19	0	0	1.00%	30.7%	12/31/2020	2.21	0	0	0.75%	31.0%
12/31/2019	1.66	10,587	17,560	1.25%	27.8%	12/31/2019	1.67	0	0	1.00%	28.2%	12/31/2019	1.69	0	0	0.75%	28.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.76	0	$0	0.50%	36.6%	12/31/2023	$2.81	0	$0	0.25%	36.9%	12/31/2023	$2.86	0	$0	0.00%	37.3%
12/31/2022	2.02	0	0	0.50%	-30.1%	12/31/2022	2.05	0	0	0.25%	-30.0%	12/31/2022	2.09	0	0	0.00%	-29.8%
12/31/2021	2.89	0	0	0.50%	29.0%	12/31/2021	2.93	0	0	0.25%	29.4%	12/31/2021	2.97	0	0	0.00%	29.7%
12/31/2020	2.24	0	0	0.50%	31.3%	12/31/2020	2.26	0	0	0.25%	31.6%	12/31/2020	2.29	0	0	0.00%	32.0%
12/31/2019	1.70	0	0	0.50%	28.8%	12/31/2019	1.72	0	0	0.25%	29.1%	12/31/2019	1.74	0	0	0.00%	29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.2%
2021	0.1%
2020	0.2%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$774,648	$830,728	31,441
Receivables: investments sold	-
Payables: investments purchased	(4,658)
Net assets	$769,990

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$769,990	304,253	$2.53
Band 100	-	-	2.58
Band 75	-	-	2.63
Band 50	-	-	2.68
Band 25	-	-	2.73
Band 0	-	-	2.78
Total	$769,990	304,253

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,116)
Net investment income (loss)			(9,116)

Gain (loss) on investments:
Net realized gain (loss)			(187,158)
Realized gain distributions			59,578
Net change in unrealized appreciation (depreciation)			353,629
Net gain (loss)			226,049

Increase (decrease) in net assets from operations			$216,933

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,116)	$(10,206)
Net realized gain (loss)		(187,158)	(153,595)
Realized gain distributions		59,578	131,704
Net change in unrealized appreciation (depreciation)		353,629	(314,948)

Increase (decrease) in net assets from operations		216,933	(347,045)

Contract owner transactions:
Proceeds from units sold		162,052	295,954
Cost of units redeemed		(315,210)	(431,943)
Account charges		(1,837)	(2,805)
Increase (decrease)		(154,995)	(138,794)
Net increase (decrease)		61,938	(485,839)
Net assets, beginning		708,052	1,193,891
Net assets, ending		$769,990	$708,052

Units sold		74,445	142,960
Units redeemed		(148,122)	(205,218)
Net increase (decrease)		(73,677)	(62,258)
Units outstanding, beginning		377,930	440,188
Units outstanding, ending		304,253	377,930

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,110,758
Cost of units redeemed/account charges			(19,862,502)
Net investment income (loss)			(190,607)
Net realized gain (loss)			1,834,036
Realized gain distributions			1,934,385
Net change in unrealized appreciation (depreciation)			(56,080)
Net assets			$769,990
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.53	304	$770	1.25%	35.1%	12/31/2023	$2.58	0	$0	1.00%	35.4%	12/31/2023	$2.63	0	$0	0.75%	35.8%
12/31/2022	1.87	378	708	1.25%	-30.9%	12/31/2022	1.90	0	0	1.00%	-30.8%	12/31/2022	1.94	0	0	0.75%	-30.6%
12/31/2021	2.71	440	1,194	1.25%	27.6%	12/31/2021	2.75	0	0	1.00%	27.9%	12/31/2021	2.79	0	0	0.75%	28.2%
12/31/2020	2.13	994	2,113	1.25%	29.9%	12/31/2020	2.15	0	0	1.00%	30.2%	12/31/2020	2.18	0	0	0.75%	30.5%
12/31/2019	1.64	1,639	2,683	1.25%	27.4%	12/31/2019	1.65	0	0	1.00%	27.7%	12/31/2019	1.67	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.68	0	$0	0.50%	36.1%	12/31/2023	$2.73	0	$0	0.25%	36.4%	12/31/2023	$2.78	0	$0	0.00%	36.8%
12/31/2022	1.97	0	0	0.50%	-30.4%	12/31/2022	2.00	0	0	0.25%	-30.2%	12/31/2022	2.04	0	0	0.00%	-30.1%
12/31/2021	2.83	0	0	0.50%	28.5%	12/31/2021	2.87	0	0	0.25%	28.8%	12/31/2021	2.91	0	0	0.00%	29.2%
12/31/2020	2.20	0	0	0.50%	30.9%	12/31/2020	2.23	0	0	0.25%	31.2%	12/31/2020	2.25	1,040	2,344	0.00%	31.5%
12/31/2019	1.68	0	0	0.50%	28.4%	12/31/2019	1.70	0	0	0.25%	28.7%	12/31/2019	1.71	1,055	1,807	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,414,161	$21,414,161	21,750,175
Receivables: investments sold	336,014
Payables: investments purchased	-
Net assets	$21,750,175

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,750,175	21,195,964	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.08
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$21,750,175	21,195,964

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$629,516
Mortality & expense charges			(154,703)
Net investment income (loss)			474,813

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1
Net gain (loss)			1

Increase (decrease) in net assets from operations			$474,814

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$474,813	$12,913
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1	(1)

Increase (decrease) in net assets from operations		474,814	12,912

Contract owner transactions:
Proceeds from units sold		29,470,474	5,354,319
Cost of units redeemed		(11,394,357)	(2,943,662)
Account charges		(32,335)	(2,755)
Increase (decrease)		18,043,782	2,407,902
Net increase (decrease)		18,518,596	2,420,814
Net assets, beginning		3,231,579	810,765
Net assets, ending		$21,750,175	$3,231,579

Units sold		29,589,887	5,557,088
Units redeemed		(11,659,061)	(3,113,820)
Net increase (decrease)		17,930,826	2,443,268
Units outstanding, beginning		3,265,138	821,870
Units outstanding, ending		21,195,964	3,265,138

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$36,794,938
Cost of units redeemed/account charges			(15,521,988)
Net investment income (loss)			477,225
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$21,750,175
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	21,196	$21,750	1.25%	3.7%	12/31/2023	$1.04	0	$0	1.00%	3.9%	12/31/2023	$1.06	0	$0	0.75%	4.2%
12/31/2022	0.99	3,265	3,232	1.25%	0.3%	12/31/2022	1.00	0	0	1.00%	0.6%	12/31/2022	1.02	0	0	0.75%	0.8%
12/31/2021	0.99	822	811	1.25%	-1.2%	12/31/2021	1.00	0	0	1.00%	-1.0%	12/31/2021	1.01	0	0	0.75%	-0.7%
12/31/2020	1.00	745	744	1.25%	-0.9%	12/31/2020	1.01	0	0	1.00%	-0.6%	12/31/2020	1.02	0	0	0.75%	-0.4%
12/31/2019	1.01	674	679	1.25%	0.8%	12/31/2019	1.01	0	0	1.00%	1.1%	12/31/2019	1.02	0	0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	4.5%	12/31/2023	$1.10	0	$0	0.25%	4.7%	12/31/2023	$1.12	0	$0	0.00%	5.0%
12/31/2022	1.04	0	0	0.50%	1.1%	12/31/2022	1.05	0	0	0.25%	1.3%	12/31/2022	1.07	0	0	0.00%	1.6%
12/31/2021	1.02	0	0	0.50%	-0.5%	12/31/2021	1.04	0	0	0.25%	-0.2%	12/31/2021	1.05	0	0	0.00%	0.0%
12/31/2020	1.03	0	0	0.50%	-0.1%	12/31/2020	1.04	0	0	0.25%	0.1%	12/31/2020	1.05	0	0	0.00%	0.4%
12/31/2019	1.03	0	0	0.50%	1.6%	12/31/2019	1.04	0	0	0.25%	1.8%	12/31/2019	1.05	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.0%
2022	1.4%
2021	0.0%
2020	0.4%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Growth R6 Class - 06-CXK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$356,380	$351,276	18,560
Receivables: investments sold	-
Payables: investments purchased	(756)
Net assets	$355,624

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$355,624	171,963	$2.07
Band 100	-	-	2.10
Band 75	-	-	2.14
Band 50	-	-	2.18
Band 25	-	-	2.22
Band 0	-	-	2.26
Total	$355,624	171,963

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,414)
Net investment income (loss)			(2,414)

Gain (loss) on investments:
Net realized gain (loss)			(13,376)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			59,005
Net gain (loss)			45,629

Increase (decrease) in net assets from operations			$43,215

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,414)	$(2,011)
Net realized gain (loss)		(13,376)	(4,286)
Realized gain distributions		-	9,941
Net change in unrealized appreciation (depreciation)		59,005	(55,079)

Increase (decrease) in net assets from operations		43,215	(51,435)

Contract owner transactions:
Proceeds from units sold		193,336	67,271
Cost of units redeemed		(50,515)	(12,751)
Account charges		(127)	(22)
Increase (decrease)		142,694	54,498
Net increase (decrease)		185,909	3,063
Net assets, beginning		169,715	166,652
Net assets, ending		$355,624	$169,715

Units sold		102,585	35,519
Units redeemed		(27,257)	(7,808)
Net increase (decrease)		75,328	27,711
Units outstanding, beginning		96,635	68,924
Units outstanding, ending		171,963	96,635

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$406,632
Cost of units redeemed/account charges			(79,693)
Net investment income (loss)			(6,579)
Net realized gain (loss)			(13,426)
Realized gain distributions			43,586
Net change in unrealized appreciation (depreciation)			5,104
Net assets			$355,624
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.07	172	$356	1.25%	17.8%	12/31/2023	$2.10	0	$0	1.00%	18.0%	12/31/2023	$2.14	0	$0	0.75%	18.3%
12/31/2022	1.76	97	170	1.25%	-27.4%	12/31/2022	1.78	0	0	1.00%	-27.2%	12/31/2022	1.81	0	0	0.75%	-27.0%
12/31/2021	2.42	69	167	1.25%	10.4%	12/31/2021	2.45	0	0	1.00%	10.6%	12/31/2021	2.48	0	0	0.75%	10.9%
12/31/2020	2.19	45	99	1.25%	42.9%	12/31/2020	2.21	0	0	1.00%	43.3%	12/31/2020	2.24	0	0	0.75%	43.7%
12/31/2019	1.53	0	0	1.25%	33.1%	12/31/2019	1.54	0	0	1.00%	33.5%	12/31/2019	1.56	0	0	0.75%	33.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.18	0	$0	0.50%	18.6%	12/31/2023	$2.22	0	$0	0.25%	18.9%	12/31/2023	$2.26	0	$0	0.00%	19.2%
12/31/2022	1.84	0	0	0.50%	-26.8%	12/31/2022	1.87	0	0	0.25%	-26.6%	12/31/2022	1.89	0	0	0.00%	-26.5%
12/31/2021	2.51	0	0	0.50%	11.2%	12/31/2021	2.54	0	0	0.25%	11.5%	12/31/2021	2.58	0	0	0.00%	11.8%
12/31/2020	2.26	0	0	0.50%	44.0%	12/31/2020	2.28	0	0	0.25%	44.4%	12/31/2020	2.30	0	0	0.00%	44.7%
12/31/2019	1.57	0	0	0.50%	34.1%	12/31/2019	1.58	0	0	0.25%	34.5%	12/31/2019	1.59	0	0	0.00%	34.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,484,686	$2,238,311	179,587
Receivables: investments sold	2,596
Payables: investments purchased	-
Net assets	$2,487,282

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,487,282	1,702,363	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$2,487,282	1,702,363

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$67,843
Mortality & expense charges			(28,593)
Net investment income (loss)			39,250

Gain (loss) on investments:
Net realized gain (loss)			39,085
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			334,953
Net gain (loss)			374,038

Increase (decrease) in net assets from operations			$413,288

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,250	$58,318
Net realized gain (loss)		39,085	13,901
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		334,953	(466,915)

Increase (decrease) in net assets from operations		413,288	(394,696)

Contract owner transactions:
Proceeds from units sold		602,839	713,762
Cost of units redeemed		(785,446)	(231,493)
Account charges		(879)	(879)
Increase (decrease)		(183,486)	481,390
Net increase (decrease)		229,802	86,694
Net assets, beginning		2,257,480	2,170,786
Net assets, ending		$2,487,282	$2,257,480

Units sold		442,567	540,071
Units redeemed		(584,263)	(186,687)
Net increase (decrease)		(141,696)	353,384
Units outstanding, beginning		1,844,059	1,490,675
Units outstanding, ending		1,702,363	1,844,059

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,187,983
Cost of units redeemed/account charges			(2,296,137)
Net investment income (loss)			169,887
Net realized gain (loss)			115,007
Realized gain distributions			64,167
Net change in unrealized appreciation (depreciation)			246,375
Net assets			$2,487,282
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	1,702	$2,487	1.25%	19.4%	12/31/2023	$1.49	0	$0	1.00%	19.6%	12/31/2023	$1.51	0	$0	0.75%	19.9%
12/31/2022	1.22	1,844	2,257	1.25%	-15.9%	12/31/2022	1.24	0	0	1.00%	-15.7%	12/31/2022	1.26	0	0	0.75%	-15.5%
12/31/2021	1.46	1,491	2,171	1.25%	10.3%	12/31/2021	1.47	0	0	1.00%	10.6%	12/31/2021	1.49	0	0	0.75%	10.9%
12/31/2020	1.32	1,375	1,816	1.25%	6.5%	12/31/2020	1.33	0	0	1.00%	6.8%	12/31/2020	1.35	0	0	0.75%	7.0%
12/31/2019	1.24	532	659	1.25%	17.0%	12/31/2019	1.25	0	0	1.00%	17.3%	12/31/2019	1.26	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	20.2%	12/31/2023	$1.57	0	$0	0.25%	20.5%	12/31/2023	$1.60	0	$0	0.00%	20.8%
12/31/2022	1.28	0	0	0.50%	-15.3%	12/31/2022	1.30	0	0	0.25%	-15.1%	12/31/2022	1.32	0	0	0.00%	-14.9%
12/31/2021	1.51	0	0	0.50%	11.1%	12/31/2021	1.53	0	0	0.25%	11.4%	12/31/2021	1.55	0	0	0.00%	11.7%
12/31/2020	1.36	0	0	0.50%	7.3%	12/31/2020	1.37	0	0	0.25%	7.6%	12/31/2020	1.39	0	0	0.00%	7.8%
12/31/2019	1.27	0	0	0.50%	17.9%	12/31/2019	1.28	0	0	0.25%	18.2%	12/31/2019	1.29	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	3.9%
2021	3.4%
2020	2.8%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,874,491	$13,728,281	462,238
Receivables: investments sold	-
Payables: investments purchased	(61,237)
Net assets	$12,813,254

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,813,254	5,301,834	$2.42
Band 100	-	-	2.46
Band 75	-	-	2.50
Band 50	-	-	2.55
Band 25	-	-	2.59
Band 0	-	-	2.64
Total	$12,813,254	5,301,834

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,808
Mortality & expense charges			(163,332)
Net investment income (loss)			(150,524)

Gain (loss) on investments:
Net realized gain (loss)			(1,586,721)
Realized gain distributions			843,687
Net change in unrealized appreciation (depreciation)			5,052,683
Net gain (loss)			4,309,649

Increase (decrease) in net assets from operations			$4,159,125

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(150,524)	$(68,256)
Net realized gain (loss)		(1,586,721)	(1,474,064)
Realized gain distributions		843,687	1,800,734
Net change in unrealized appreciation (depreciation)		5,052,683	(4,204,079)

Increase (decrease) in net assets from operations		4,159,125	(3,945,665)

Contract owner transactions:
Proceeds from units sold		2,979,832	6,393,749
Cost of units redeemed		(5,975,677)	(4,060,374)
Account charges		(16,670)	(8,409)
Increase (decrease)		(3,012,515)	2,324,966
Net increase (decrease)		1,146,610	(1,620,699)
Net assets, beginning		11,666,644	13,287,343
Net assets, ending		$12,813,254	$11,666,644

Units sold		1,459,652	3,408,982
Units redeemed		(2,712,470)	(2,036,215)
Net increase (decrease)		(1,252,818)	1,372,767
Units outstanding, beginning		6,554,652	5,181,885
Units outstanding, ending		5,301,834	6,554,652

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,560,958
Cost of units redeemed/account charges			(22,854,063)
Net investment income (loss)			(378,554)
Net realized gain (loss)			(1,299,491)
Realized gain distributions			7,638,194
Net change in unrealized appreciation (depreciation)			(853,790)
Net assets			$12,813,254
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.42	5,302	$12,813	1.25%	35.8%	12/31/2023	$2.46	0	$0	1.00%	36.1%	12/31/2023	$2.50	0	$0	0.75%	36.5%
12/31/2022	1.78	6,555	11,667	1.25%	-30.6%	12/31/2022	1.81	0	0	1.00%	-30.4%	12/31/2022	1.83	0	0	0.75%	-30.2%
12/31/2021	2.56	5,182	13,287	1.25%	28.2%	12/31/2021	2.60	0	0	1.00%	28.5%	12/31/2021	2.63	0	0	0.75%	28.9%
12/31/2020	2.00	4,670	9,338	1.25%	30.5%	12/31/2020	2.02	0	0	1.00%	30.8%	12/31/2020	2.04	0	0	0.75%	31.2%
12/31/2019	1.53	2,837	4,347	1.25%	28.0%	12/31/2019	1.54	0	0	1.00%	28.4%	12/31/2019	1.56	0	0	0.75%	28.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.55	0	$0	0.50%	36.8%	12/31/2023	$2.59	0	$0	0.25%	37.1%	12/31/2023	$2.64	0	$0	0.00%	37.5%
12/31/2022	1.86	0	0	0.50%	-30.1%	12/31/2022	1.89	0	0	0.25%	-29.9%	12/31/2022	1.92	0	0	0.00%	-29.7%
12/31/2021	2.66	0	0	0.50%	29.2%	12/31/2021	2.70	0	0	0.25%	29.5%	12/31/2021	2.73	0	0	0.00%	29.8%
12/31/2020	2.06	0	0	0.50%	31.5%	12/31/2020	2.08	0	0	0.25%	31.8%	12/31/2020	2.10	0	0	0.00%	32.2%
12/31/2019	1.57	0	0	0.50%	29.0%	12/31/2019	1.58	0	0	0.25%	29.3%	12/31/2019	1.59	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.4%
2021	0.3%
2020	0.4%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,490	$8,268	377
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$8,495

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,495	5,330	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$8,495	5,330

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$255
Mortality & expense charges			(232)
Net investment income (loss)			23

Gain (loss) on investments:
Net realized gain (loss)			(674)
Realized gain distributions			190
Net change in unrealized appreciation (depreciation)			2,081
Net gain (loss)			1,597

Increase (decrease) in net assets from operations			$1,620

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23	$(626)
Net realized gain (loss)		(674)	7,716
Realized gain distributions		190	498
Net change in unrealized appreciation (depreciation)		2,081	(51,544)

Increase (decrease) in net assets from operations		1,620	(43,956)

Contract owner transactions:
Proceeds from units sold		4,699	4,927
Cost of units redeemed		(21,523)	(931,345)
Account charges		-	(66)
Increase (decrease)		(16,824)	(926,484)
Net increase (decrease)		(15,204)	(970,440)
Net assets, beginning		23,699	994,139
Net assets, ending		$8,495	$23,699

Units sold		3,278	3,380
Units redeemed		(14,253)	(606,399)
Net increase (decrease)		(10,975)	(603,019)
Units outstanding, beginning		16,305	619,324
Units outstanding, ending		5,330	16,305

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,573,881
Cost of units redeemed/account charges			(4,145,754)
Net investment income (loss)			30,387
Net realized gain (loss)			314,019
Realized gain distributions			235,740
Net change in unrealized appreciation (depreciation)			222
Net assets			$8,495
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	5	$8	1.25%	9.7%	12/31/2023	$1.62	0	$0	1.00%	9.9%	12/31/2023	$1.65	0	$0	0.75%	10.2%
12/31/2022	1.45	16	24	1.25%	-9.5%	12/31/2022	1.48	0	0	1.00%	-9.2%	12/31/2022	1.50	0	0	0.75%	-9.0%
12/31/2021	1.61	619	994	1.25%	27.7%	12/31/2021	1.63	0	0	1.00%	28.0%	12/31/2021	1.65	0	0	0.75%	28.3%
12/31/2020	1.26	1,795	2,258	1.25%	0.2%	12/31/2020	1.27	0	0	1.00%	0.4%	12/31/2020	1.28	0	0	0.75%	0.7%
12/31/2019	1.26	1,836	2,305	1.25%	19.6%	12/31/2019	1.26	0	0	1.00%	19.9%	12/31/2019	1.27	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	0	$0	0.50%	10.5%	12/31/2023	$1.71	0	$0	0.25%	10.8%	12/31/2023	$1.74	0	$0	0.00%	11.0%
12/31/2022	1.52	0	0	0.50%	-8.8%	12/31/2022	1.54	0	0	0.25%	-8.5%	12/31/2022	1.57	0	0	0.00%	-8.3%
12/31/2021	1.67	0	0	0.50%	28.6%	12/31/2021	1.69	0	0	0.25%	28.9%	12/31/2021	1.71	0	0	0.00%	29.3%
12/31/2020	1.30	0	0	0.50%	0.9%	12/31/2020	1.31	0	0	0.25%	1.2%	12/31/2020	1.32	0	0	0.00%	1.4%
12/31/2019	1.28	0	0	0.50%	20.5%	12/31/2019	1.29	0	0	0.25%	20.8%	12/31/2019	1.30	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	0.1%
2021	1.7%
2020	1.6%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$321,341	$321,391	9,200
Receivables: investments sold	-
Payables: investments purchased	(536)
Net assets	$320,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$320,805	190,938	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.84
Total	$320,805	190,938

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,804
Mortality & expense charges			(1,981)
Net investment income (loss)			823

Gain (loss) on investments:
Net realized gain (loss)			(4,758)
Realized gain distributions			11,744
Net change in unrealized appreciation (depreciation)			16,375
Net gain (loss)			23,361

Increase (decrease) in net assets from operations			$24,184

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$823	$(2,135)
Net realized gain (loss)		(4,758)	(3,098)
Realized gain distributions		11,744	10,295
Net change in unrealized appreciation (depreciation)		16,375	(62,908)

Increase (decrease) in net assets from operations		24,184	(57,846)

Contract owner transactions:
Proceeds from units sold		233,906	32,132
Cost of units redeemed		(28,150)	(343,935)
Account charges		(381)	(432)
Increase (decrease)		205,375	(312,235)
Net increase (decrease)		229,559	(370,081)
Net assets, beginning		91,246	461,327
Net assets, ending		$320,805	$91,246

Units sold		149,234	20,759
Units redeemed		(18,281)	(229,394)
Net increase (decrease)		130,953	(208,635)
Units outstanding, beginning		59,985	268,620
Units outstanding, ending		190,938	59,985

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$762,392
Cost of units redeemed/account charges			(546,239)
Net investment income (loss)			(3,659)
Net realized gain (loss)			(13,292)
Realized gain distributions			121,653
Net change in unrealized appreciation (depreciation)			(50)
Net assets			$320,805
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	191	$321	1.25%	10.5%	12/31/2023	$1.71	0	$0	1.00%	10.7%	12/31/2023	$1.74	0	$0	0.75%	11.0%
12/31/2022	1.52	60	91	1.25%	-11.4%	12/31/2022	1.54	0	0	1.00%	-11.2%	12/31/2022	1.57	0	0	0.75%	-11.0%
12/31/2021	1.72	269	461	1.25%	29.3%	12/31/2021	1.74	0	0	1.00%	29.6%	12/31/2021	1.76	0	0	0.75%	30.0%
12/31/2020	1.33	204	271	1.25%	7.4%	12/31/2020	1.34	0	0	1.00%	7.7%	12/31/2020	1.36	0	0	0.75%	8.0%
12/31/2019	1.24	189	234	1.25%	30.4%	12/31/2019	1.25	0	0	1.00%	30.7%	12/31/2019	1.26	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	0	$0	0.50%	11.3%	12/31/2023	$1.80	0	$0	0.25%	11.6%	12/31/2023	$1.84	0	$0	0.00%	11.8%
12/31/2022	1.59	0	0	0.50%	-10.8%	12/31/2022	1.62	0	0	0.25%	-10.5%	12/31/2022	1.64	0	0	0.00%	-10.3%
12/31/2021	1.78	0	0	0.50%	30.3%	12/31/2021	1.81	0	0	0.25%	30.6%	12/31/2021	1.83	0	0	0.00%	30.9%
12/31/2020	1.37	0	0	0.50%	8.3%	12/31/2020	1.38	0	0	0.25%	8.5%	12/31/2020	1.40	0	0	0.00%	8.8%
12/31/2019	1.26	0	0	0.50%	31.4%	12/31/2019	1.27	0	0	0.25%	31.7%	12/31/2019	1.28	0	0	0.00%	32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.3%
2021	0.8%
2020	0.8%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,958,260	$3,159,858	64,255
Receivables: investments sold	-
Payables: investments purchased	(79,633)
Net assets	$2,878,627

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,878,627	2,188,170	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.44
Total	$2,878,627	2,188,170

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$26,483
Mortality & expense charges			(32,823)
Net investment income (loss)			(6,340)

Gain (loss) on investments:
Net realized gain (loss)			(254,833)
Realized gain distributions			93,007
Net change in unrealized appreciation (depreciation)			437,046
Net gain (loss)			275,220

Increase (decrease) in net assets from operations			$268,880

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,340)	$(19,295)
Net realized gain (loss)		(254,833)	(130,347)
Realized gain distributions		93,007	363,458
Net change in unrealized appreciation (depreciation)		437,046	(857,925)

Increase (decrease) in net assets from operations		268,880	(644,109)

Contract owner transactions:
Proceeds from units sold		1,172,391	1,425,760
Cost of units redeemed		(1,152,138)	(2,792,183)
Account charges		(7,372)	(5,713)
Increase (decrease)		12,881	(1,372,136)
Net increase (decrease)		281,761	(2,016,245)
Net assets, beginning		2,596,866	4,613,111
Net assets, ending		$2,878,627	$2,596,866

Units sold		968,628	1,127,316
Units redeemed		(950,941)	(2,203,255)
Net increase (decrease)		17,687	(1,075,939)
Units outstanding, beginning		2,170,483	3,246,422
Units outstanding, ending		2,188,170	2,170,483

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,186,464
Cost of units redeemed/account charges			(14,469,337)
Net investment income (loss)			(147,245)
Net realized gain (loss)			(533,881)
Realized gain distributions			2,044,224
Net change in unrealized appreciation (depreciation)			(201,598)
Net assets			$2,878,627
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	2,188	$2,879	1.25%	10.0%	12/31/2023	$1.34	0	$0	1.00%	10.2%	12/31/2023	$1.36	0	$0	0.75%	10.5%
12/31/2022	1.20	2,170	2,597	1.25%	-15.8%	12/31/2022	1.21	0	0	1.00%	-15.6%	12/31/2022	1.23	0	0	0.75%	-15.4%
12/31/2021	1.42	3,246	4,613	1.25%	25.1%	12/31/2021	1.44	0	0	1.00%	25.4%	12/31/2021	1.46	0	0	0.75%	25.8%
12/31/2020	1.14	4,544	5,161	1.25%	0.8%	12/31/2020	1.15	0	0	1.00%	1.0%	12/31/2020	1.16	0	0	0.75%	1.3%
12/31/2019	1.13	3,802	4,284	1.25%	21.7%	12/31/2019	1.14	0	0	1.00%	22.0%	12/31/2019	1.14	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	10.8%	12/31/2023	$1.41	0	$0	0.25%	11.1%	12/31/2023	$1.44	0	$0	0.00%	11.3%
12/31/2022	1.25	0	0	0.50%	-15.2%	12/31/2022	1.27	0	0	0.25%	-15.0%	12/31/2022	1.29	0	0	0.00%	-14.7%
12/31/2021	1.48	0	0	0.50%	26.1%	12/31/2021	1.49	0	0	0.25%	26.4%	12/31/2021	1.51	0	0	0.00%	26.7%
12/31/2020	1.17	0	0	0.50%	1.5%	12/31/2020	1.18	0	0	0.25%	1.8%	12/31/2020	1.19	0	0	0.00%	2.0%
12/31/2019	1.15	0	0	0.50%	22.6%	12/31/2019	1.16	0	0	0.25%	22.9%	12/31/2019	1.17	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.5%
2021	0.3%
2020	0.6%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,165	$141,089	2,453
Receivables: investments sold	274
Payables: investments purchased	-
Net assets	$144,439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$144,439	77,791	$1.86
Band 100	-	-	1.89
Band 75	-	-	1.92
Band 50	-	-	1.95
Band 25	-	-	1.98
Band 0	-	-	2.01
Total	$144,439	77,791

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,006
Mortality & expense charges			(1,618)
Net investment income (loss)			(612)

Gain (loss) on investments:
Net realized gain (loss)			(511)
Realized gain distributions			2,864
Net change in unrealized appreciation (depreciation)			24,250
Net gain (loss)			26,603

Increase (decrease) in net assets from operations			$25,991

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(612)	$(4,931)
Net realized gain (loss)		(511)	(214,691)
Realized gain distributions		2,864	-
Net change in unrealized appreciation (depreciation)		24,250	76,769

Increase (decrease) in net assets from operations		25,991	(142,853)

Contract owner transactions:
Proceeds from units sold		17,844	29,773
Cost of units redeemed		(10,672)	(630,325)
Account charges		-	-
Increase (decrease)		7,172	(600,552)
Net increase (decrease)		33,163	(743,405)
Net assets, beginning		111,276	854,681
Net assets, ending		$144,439	$111,276

Units sold		10,788	18,100
Units redeemed		(6,159)	(392,639)
Net increase (decrease)		4,629	(374,539)
Units outstanding, beginning		73,162	447,701
Units outstanding, ending		77,791	73,162

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,472,824
Cost of units redeemed/account charges			(1,394,482)
Net investment income (loss)			(4,802)
Net realized gain (loss)			(132,897)
Realized gain distributions			200,720
Net change in unrealized appreciation (depreciation)			3,076
Net assets			$144,439
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	78	$144	1.25%	22.1%	12/31/2023	$1.89	0	$0	1.00%	22.4%	12/31/2023	$1.92	0	$0	0.75%	22.7%
12/31/2022	1.52	73	111	1.25%	-20.3%	12/31/2022	1.54	0	0	1.00%	-20.1%	12/31/2022	1.56	0	0	0.75%	-19.9%
12/31/2021	1.91	448	855	1.25%	28.0%	12/31/2021	1.93	0	0	1.00%	28.3%	12/31/2021	1.95	0	0	0.75%	28.6%
12/31/2020	1.49	189	282	1.25%	16.8%	12/31/2020	1.51	0	0	1.00%	17.1%	12/31/2020	1.52	0	0	0.75%	17.4%
12/31/2019	1.28	159	203	1.25%	24.3%	12/31/2019	1.29	0	0	1.00%	24.6%	12/31/2019	1.29	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.95	0	$0	0.50%	23.0%	12/31/2023	$1.98	0	$0	0.25%	23.3%	12/31/2023	$2.01	0	$0	0.00%	23.6%
12/31/2022	1.59	0	0	0.50%	-19.7%	12/31/2022	1.61	0	0	0.25%	-19.5%	12/31/2022	1.63	0	0	0.00%	-19.3%
12/31/2021	1.97	0	0	0.50%	28.9%	12/31/2021	2.00	0	0	0.25%	29.2%	12/31/2021	2.02	0	0	0.00%	29.6%
12/31/2020	1.53	0	0	0.50%	17.7%	12/31/2020	1.55	0	0	0.25%	18.0%	12/31/2020	1.56	0	0	0.00%	18.3%
12/31/2019	1.30	0	0	0.50%	25.3%	12/31/2019	1.31	0	0	0.25%	25.6%	12/31/2019	1.32	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.3%
2021	1.1%
2020	0.9%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1)
Net gain (loss)			(1)

Increase (decrease) in net assets from operations			$(1)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(10)
Net realized gain (loss)		-	(588)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(1)	107

Increase (decrease) in net assets from operations		(1)	(491)

Contract owner transactions:
Proceeds from units sold		-	184
Cost of units redeemed		-	(888)
Account charges		-	-
Increase (decrease)		-	(704)
Net increase (decrease)		(1)	(1,195)
Net assets, beginning		1	1,196
Net assets, ending		$-	$1

Units sold		-	178
Units redeemed		(1)	(1,073)
Net increase (decrease)		(1)	(895)
Units outstanding, beginning		1	896
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,565
Cost of units redeemed/account charges			(18,989)
Net investment income (loss)			(144)
Net realized gain (loss)			4,568
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	1.25%	5.3%	12/31/2023	$0.98	0	$0	1.00%	5.6%	12/31/2023	$1.00	0	$0	0.75%	5.8%
12/31/2022	0.92	0	0	1.25%	-30.9%	12/31/2022	0.93	0	0	1.00%	-30.7%	12/31/2022	0.94	0	0	0.75%	-30.5%
12/31/2021	1.33	1	1	1.25%	-3.6%	12/31/2021	1.35	0	0	1.00%	-3.4%	12/31/2021	1.36	0	0	0.75%	-3.2%
12/31/2020	1.38	11	15	1.25%	29.4%	12/31/2020	1.39	0	0	1.00%	29.7%	12/31/2020	1.40	0	0	0.75%	30.0%
12/31/2019	1.07	0	0	1.25%	24.5%	12/31/2019	1.07	0	0	1.00%	24.8%	12/31/2019	1.08	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	6.1%	12/31/2023	$1.03	0	$0	0.25%	6.4%	12/31/2023	$1.04	0	$0	0.00%	6.6%
12/31/2022	0.95	0	0	0.50%	-30.3%	12/31/2022	0.96	0	0	0.25%	-30.2%	12/31/2022	0.97	0	0	0.00%	-30.0%
12/31/2021	1.37	0	0	0.50%	-2.9%	12/31/2021	1.38	0	0	0.25%	-2.7%	12/31/2021	1.39	0	0	0.00%	-2.4%
12/31/2020	1.41	0	0	0.50%	30.3%	12/31/2020	1.42	0	0	0.25%	30.7%	12/31/2020	1.43	0	0	0.00%	31.0%
12/31/2019	1.08	0	0	0.50%	25.4%	12/31/2019	1.09	0	0	0.25%	25.7%	12/31/2019	1.09	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.1%
2020	0.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs SmCp Eq Insts R6 Class - 06-46M (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	1.25%	18.3%	12/31/2023	$1.36	0	$0	1.00%	18.6%	12/31/2023	$1.37	0	$0	0.75%	18.9%
12/31/2022	1.14	0	0	1.25%	-21.0%	12/31/2022	1.15	0	0	1.00%	-20.8%	12/31/2022	1.16	0	0	0.75%	-20.6%
12/31/2021	1.44	0	0	1.25%	22.3%	12/31/2021	1.45	0	0	1.00%	22.7%	12/31/2021	1.46	0	0	0.75%	23.0%
12/31/2020	1.18	0	0	1.25%	5.6%	12/31/2020	1.18	0	0	1.00%	5.9%	12/31/2020	1.18	0	0	0.75%	6.2%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.11	0	0	1.00%	11.4%	12/31/2019	1.12	0	0	0.75%	11.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	19.2%	12/31/2023	$1.40	0	$0	0.25%	19.5%	12/31/2023	$1.42	0	$0	0.00%	19.8%
12/31/2022	1.17	0	0	0.50%	-20.4%	12/31/2022	1.18	0	0	0.25%	-20.2%	12/31/2022	1.19	0	0	0.00%	-20.0%
12/31/2021	1.46	0	0	0.50%	23.3%	12/31/2021	1.47	0	0	0.25%	23.6%	12/31/2021	1.48	0	0	0.00%	23.9%
12/31/2020	1.19	0	0	0.50%	6.4%	12/31/2020	1.19	0	0	0.25%	6.7%	12/31/2020	1.20	0	0	0.00%	7.0%
12/31/2019	1.12	0	0	0.50%	11.6%	12/31/2019	1.12	0	0	0.25%	11.7%	12/31/2019	1.12	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Core Fixed Income Fund R Class - 06-4PV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.88
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.91
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,066
Mortality & expense charges			(4,368)
Net investment income (loss)			8,698

Gain (loss) on investments:
Net realized gain (loss)			(104,015)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			97,913
Net gain (loss)			(6,102)

Increase (decrease) in net assets from operations			$2,596

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,698	$47,560
Net realized gain (loss)		(104,015)	(1,032,769)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		97,913	99,758

Increase (decrease) in net assets from operations		2,596	(885,451)

Contract owner transactions:
Proceeds from units sold		3,154	74,821
Cost of units redeemed		(517,012)	(6,299,583)
Account charges		-	(264)
Increase (decrease)		(513,858)	(6,225,026)
Net increase (decrease)		(511,262)	(7,110,477)
Net assets, beginning		511,262	7,621,739
Net assets, ending		$-	$511,262

Units sold		3,713	99,916
Units redeemed		(619,926)	(7,277,538)
Net increase (decrease)		(616,213)	(7,177,622)
Units outstanding, beginning		616,213	7,793,835
Units outstanding, ending		-	616,213

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,467,130
Cost of units redeemed/account charges			(8,413,240)
Net investment income (loss)			106,327
Net realized gain (loss)			(1,160,217)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.87	0	$0	1.25%	5.0%	12/31/2023	$0.88	0	$0	1.00%	5.3%	12/31/2023	$0.88	0	$0	0.75%	5.5%
12/31/2022	0.83	616	511	1.25%	-15.2%	12/31/2022	0.83	0	0	1.00%	-14.9%	12/31/2022	0.84	0	0	0.75%	-14.7%
12/31/2021	0.98	7,794	7,622	1.25%	-3.0%	12/31/2021	0.98	0	0	1.00%	-2.8%	12/31/2021	0.98	0	0	0.75%	-2.5%
12/31/2020	1.01	0	0	1.25%	0.8%	12/31/2020	1.01	0	0	1.00%	0.9%	12/31/2020	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.89	0	$0	0.50%	5.8%	12/31/2023	$0.90	0	$0	0.25%	6.0%	12/31/2023	$0.91	0	$0	0.00%	6.3%
12/31/2022	0.84	0	0	0.50%	-14.5%	12/31/2022	0.85	0	0	0.25%	-14.3%	12/31/2022	0.85	0	0	0.00%	-14.1%
12/31/2021	0.99	0	0	0.50%	-2.3%	12/31/2021	0.99	0	0	0.25%	-2.0%	12/31/2021	0.99	0	0	0.00%	-1.8%
12/31/2020	1.01	0	0	0.50%	1.0%	12/31/2020	1.01	0	0	0.25%	1.0%	12/31/2020	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.1%
2022	2.4%
2021	3.7%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Goldman Sachs Small Mid Gr R6 Retirement Class - 06-4NP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	1.25%	12.9%	12/31/2023	$1.18	0	$0	1.00%	13.2%	12/31/2023	$1.19	0	$0	0.75%	13.5%
12/31/2022	1.03	0	0	1.25%	-29.3%	12/31/2022	1.04	0	0	1.00%	-29.1%	12/31/2022	1.04	0	0	0.75%	-29.0%
12/31/2021	1.46	0	0	1.25%	6.7%	12/31/2021	1.46	0	0	1.00%	7.0%	12/31/2021	1.47	0	0	0.75%	7.3%
12/31/2020	1.37	0	0	1.25%	36.8%	12/31/2020	1.37	0	0	1.00%	36.9%	12/31/2020	1.37	0	0	0.75%	37.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	13.7%	12/31/2023	$1.21	0	$0	0.25%	14.0%	12/31/2023	$1.22	0	$0	0.00%	14.3%
12/31/2022	1.05	0	0	0.50%	-28.8%	12/31/2022	1.06	0	0	0.25%	-28.6%	12/31/2022	1.06	0	0	0.00%	-28.4%
12/31/2021	1.48	0	0	0.50%	7.5%	12/31/2021	1.48	0	0	0.25%	7.8%	12/31/2021	1.49	0	0	0.00%	8.1%
12/31/2020	1.37	0	0	0.50%	37.3%	12/31/2020	1.37	0	0	0.25%	37.5%	12/31/2020	1.38	0	0	0.00%	37.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Grth Service Class - 06-729

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,023	$152,607	13,706
Receivables: investments sold	202
Payables: investments purchased	-
Net assets	$133,225

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$133,225	45,960	$2.90
Band 100	-	-	2.98
Band 75	-	-	3.06
Band 50	-	-	3.15
Band 25	-	-	3.24
Band 0	-	-	3.33
Total	$133,225	45,960

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,246)
Net investment income (loss)			(1,246)

Gain (loss) on investments:
Net realized gain (loss)			(722)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,893
Net gain (loss)			19,171

Increase (decrease) in net assets from operations			$17,925

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,246)	$(806)
Net realized gain (loss)		(722)	(1,720)
Realized gain distributions		-	6,905
Net change in unrealized appreciation (depreciation)		19,893	(27,607)

Increase (decrease) in net assets from operations		17,925	(23,228)

Contract owner transactions:
Proceeds from units sold		52,332	6,415
Cost of units redeemed		(234)	(1,675)
Account charges		(243)	(21)
Increase (decrease)		51,855	4,719
Net increase (decrease)		69,780	(18,509)
Net assets, beginning		63,445	81,954
Net assets, ending		$133,225	$63,445

Units sold		20,482	2,456
Units redeemed		(177)	(746)
Net increase (decrease)		20,305	1,710
Units outstanding, beginning		25,655	23,945
Units outstanding, ending		45,960	25,655

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$502,334
Cost of units redeemed/account charges			(435,799)
Net investment income (loss)			(11,191)
Net realized gain (loss)			(49,477)
Realized gain distributions			146,942
Net change in unrealized appreciation (depreciation)			(19,584)
Net assets			$133,225
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.90	46	$133	1.25%	17.2%	12/31/2023	$2.98	0	$0	1.00%	17.5%	12/31/2023	$3.06	0	$0	0.75%	17.8%
12/31/2022	2.47	26	63	1.25%	-27.7%	12/31/2022	2.54	0	0	1.00%	-27.6%	12/31/2022	2.60	0	0	0.75%	-27.4%
12/31/2021	3.42	24	82	1.25%	9.7%	12/31/2021	3.50	0	0	1.00%	10.0%	12/31/2021	3.58	0	0	0.75%	10.3%
12/31/2020	3.12	27	85	1.25%	42.3%	12/31/2020	3.18	0	0	1.00%	42.7%	12/31/2020	3.25	0	0	0.75%	43.0%
12/31/2019	2.19	26	56	1.25%	32.4%	12/31/2019	2.23	0	0	1.00%	32.7%	12/31/2019	2.27	0	0	0.75%	33.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.15	0	$0	0.50%	18.1%	12/31/2023	$3.24	0	$0	0.25%	18.4%	12/31/2023	$3.33	0	$0	0.00%	18.7%
12/31/2022	2.67	0	0	0.50%	-27.2%	12/31/2022	2.74	0	0	0.25%	-27.0%	12/31/2022	2.81	0	0	0.00%	-26.8%
12/31/2021	3.67	0	0	0.50%	10.6%	12/31/2021	3.75	0	0	0.25%	10.8%	12/31/2021	3.84	0	0	0.00%	11.1%
12/31/2020	3.31	0	0	0.50%	43.4%	12/31/2020	3.38	0	0	0.25%	43.7%	12/31/2020	3.45	0	0	0.00%	44.1%
12/31/2019	2.31	0	0	0.50%	33.4%	12/31/2019	2.35	0	0	0.25%	33.7%	12/31/2019	2.40	0	0	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GoldmanSachs MidCap Grth Inv Investor Class - 06-727

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.03
Band 100	-	-	3.11
Band 75	-	-	3.20
Band 50	-	-	3.29
Band 25	-	-	3.38
Band 0	-	-	3.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(273)
Net investment income (loss)			(273)

Gain (loss) on investments:
Net realized gain (loss)			(55,289)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			62,304
Net gain (loss)			7,015

Increase (decrease) in net assets from operations			$6,742

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(273)	$(755)
Net realized gain (loss)		(55,289)	(849)
Realized gain distributions		-	12,285
Net change in unrealized appreciation (depreciation)		62,304	(59,724)

Increase (decrease) in net assets from operations		6,742	(49,043)

Contract owner transactions:
Proceeds from units sold		11,254	28,655
Cost of units redeemed		(174,002)	(3,549)
Account charges		(72)	(228)
Increase (decrease)		(162,820)	24,878
Net increase (decrease)		(156,078)	(24,165)
Net assets, beginning		156,078	180,243
Net assets, ending		$-	$156,078

Units sold		3,935	10,436
Units redeemed		(60,403)	(1,472)
Net increase (decrease)		(56,468)	8,964
Units outstanding, beginning		56,468	47,504
Units outstanding, ending		-	56,468

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,197,009
Cost of units redeemed/account charges			(18,916,304)
Net investment income (loss)			(177,968)
Net realized gain (loss)			(1,530,211)
Realized gain distributions			3,427,474
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.03	0	$0	1.25%	17.6%	12/31/2023	$3.11	0	$0	1.00%	17.9%	12/31/2023	$3.20	0	$0	0.75%	18.2%
12/31/2022	2.57	26	66	1.25%	-27.4%	12/31/2022	2.64	0	0	1.00%	-27.2%	12/31/2022	2.71	0	0	0.75%	-27.1%
12/31/2021	3.55	20	71	1.25%	10.2%	12/31/2021	3.63	0	0	1.00%	10.5%	12/31/2021	3.71	0	0	0.75%	10.8%
12/31/2020	3.22	17	55	1.25%	42.8%	12/31/2020	3.28	0	0	1.00%	43.2%	12/31/2020	3.35	0	0	0.75%	43.5%
12/31/2019	2.25	2	4	1.25%	33.0%	12/31/2019	2.29	0	0	1.00%	33.4%	12/31/2019	2.33	0	0	0.75%	33.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.29	0	$0	0.50%	18.5%	12/31/2023	$3.38	0	$0	0.25%	18.8%	12/31/2023	$3.48	0	$0	0.00%	19.1%
12/31/2022	2.78	0	0	0.50%	-26.9%	12/31/2022	2.85	0	0	0.25%	-26.7%	12/31/2022	2.92	31	90	0.00%	-26.5%
12/31/2021	3.80	0	0	0.50%	11.1%	12/31/2021	3.89	0	0	0.25%	11.3%	12/31/2021	3.98	27	109	0.00%	11.6%
12/31/2020	3.42	0	0	0.50%	43.9%	12/31/2020	3.49	0	0	0.25%	44.3%	12/31/2020	3.56	24	84	0.00%	44.6%
12/31/2019	2.38	0	0	0.50%	34.0%	12/31/2019	2.42	0	0	0.25%	34.4%	12/31/2019	2.46	1,108	2,730	0.00%	34.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Guggenheim Macro Opp R6 Class - 06-6KG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,745	$88,447	3,736
Receivables: investments sold	23
Payables: investments purchased	-
Net assets	$90,768

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$90,768	84,779	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$90,768	84,779

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$888
Mortality & expense charges			(128)
Net investment income (loss)			760

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,298
Net gain (loss)			2,299

Increase (decrease) in net assets from operations			$3,059

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$760	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,298	-

Increase (decrease) in net assets from operations		3,059	-

Contract owner transactions:
Proceeds from units sold		87,741	-
Cost of units redeemed		-	-
Account charges		(32)	-
Increase (decrease)		87,709	-
Net increase (decrease)		90,768	-
Net assets, beginning		-	-
Net assets, ending		$90,768	$-

Units sold		84,809	-
Units redeemed		(30)	-
Net increase (decrease)		84,779	-
Units outstanding, beginning		-	-
Units outstanding, ending		84,779	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$87,741
Cost of units redeemed/account charges			(32)
Net investment income (loss)			760
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,298
Net assets			$90,768
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	85	$91	1.25%	8.4%	12/31/2023	$1.07	0	$0	1.00%	8.6%	12/31/2023	$1.08	0	$0	0.75%	8.9%
12/31/2022	0.99	0	0	1.25%	-1.2%	12/31/2022	0.99	0	0	1.00%	-1.2%	12/31/2022	0.99	0	0	0.75%	-1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	9.2%	12/31/2023	$1.08	0	$0	0.25%	9.4%	12/31/2023	$1.08	0	$0	0.00%	9.7%
12/31/2022	0.99	0	0	0.50%	-1.2%	12/31/2022	0.99	0	0	0.25%	-1.2%	12/31/2022	0.99	0	0	0.00%	-1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Guggenheim Total Ret Bond R6 Class - 06-6KF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$191,308	$184,657	8,045
Receivables: investments sold	408
Payables: investments purchased	-
Net assets	$191,716

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,716	185,553	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.04
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$191,716	185,553

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,473
Mortality & expense charges			(342)
Net investment income (loss)			1,131

Gain (loss) on investments:
Net realized gain (loss)			(1,690)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,651
Net gain (loss)			4,961

Increase (decrease) in net assets from operations			$6,092

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,131	$-
Net realized gain (loss)		(1,690)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,651	-

Increase (decrease) in net assets from operations		6,092	-

Contract owner transactions:
Proceeds from units sold		277,310	-
Cost of units redeemed		(91,556)	-
Account charges		(130)	-
Increase (decrease)		185,624	-
Net increase (decrease)		191,716	-
Net assets, beginning		-	-
Net assets, ending		$191,716	$-

Units sold		279,348	-
Units redeemed		(93,795)	-
Net increase (decrease)		185,553	-
Units outstanding, beginning		-	-
Units outstanding, ending		185,553	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$277,310
Cost of units redeemed/account charges			(91,686)
Net investment income (loss)			1,131
Net realized gain (loss)			(1,690)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,651
Net assets			$191,716
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	186	$192	1.25%	6.2%	12/31/2023	$1.04	0	$0	1.00%	6.4%	12/31/2023	$1.04	0	$0	0.75%	6.7%
12/31/2022	0.97	0	0	1.25%	-2.7%	12/31/2022	0.97	0	0	1.00%	-2.7%	12/31/2022	0.97	0	0	0.75%	-2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	7.0%	12/31/2023	$1.04	0	$0	0.25%	7.2%	12/31/2023	$1.05	0	$0	0.00%	7.5%
12/31/2022	0.97	0	0	0.50%	-2.6%	12/31/2022	0.97	0	0	0.25%	-2.6%	12/31/2022	0.97	0	0	0.00%	-2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,087	$6,473	564
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$6,091

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,091	5,480	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$6,091	5,480

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$179
Mortality & expense charges			(71)
Net investment income (loss)			108

Gain (loss) on investments:
Net realized gain (loss)			(5)
Realized gain distributions			41
Net change in unrealized appreciation (depreciation)			272
Net gain (loss)			308

Increase (decrease) in net assets from operations			$416

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$108	$15
Net realized gain (loss)		(5)	(4)
Realized gain distributions		41	161
Net change in unrealized appreciation (depreciation)		272	(837)

Increase (decrease) in net assets from operations		416	(665)

Contract owner transactions:
Proceeds from units sold		290	278
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		290	278
Net increase (decrease)		706	(387)
Net assets, beginning		5,385	5,772
Net assets, ending		$6,091	$5,385

Units sold		274	262
Units redeemed		-	(6)
Net increase (decrease)		274	256
Units outstanding, beginning		5,206	4,950
Units outstanding, ending		5,480	5,206

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,935
Cost of units redeemed/account charges			-
Net investment income (loss)			154
Net realized gain (loss)			(6)
Realized gain distributions			394
Net change in unrealized appreciation (depreciation)			(386)
Net assets			$6,091
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	5	$6	1.25%	7.5%	12/31/2023	$1.13	0	$0	1.00%	7.7%	12/31/2023	$1.14	0	$0	0.75%	8.0%
12/31/2022	1.03	5	5	1.25%	-11.3%	12/31/2022	1.05	0	0	1.00%	-11.1%	12/31/2022	1.06	0	0	0.75%	-10.8%
12/31/2021	1.17	5	6	1.25%	2.5%	12/31/2021	1.18	0	0	1.00%	2.8%	12/31/2021	1.18	0	0	0.75%	3.0%
12/31/2020	1.14	5	5	1.25%	5.6%	12/31/2020	1.14	0	0	1.00%	5.9%	12/31/2020	1.15	0	0	0.75%	6.1%
12/31/2019	1.08	0	0	1.25%	9.4%	12/31/2019	1.08	0	0	1.00%	9.6%	12/31/2019	1.08	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	0.50%	8.3%	12/31/2023	$1.17	0	$0	0.25%	8.5%	12/31/2023	$1.18	0	$0	0.00%	8.8%
12/31/2022	1.07	0	0	0.50%	-10.6%	12/31/2022	1.08	0	0	0.25%	-10.4%	12/31/2022	1.09	0	0	0.00%	-10.2%
12/31/2021	1.19	0	0	0.50%	3.3%	12/31/2021	1.20	0	0	0.25%	3.6%	12/31/2021	1.21	0	0	0.00%	3.8%
12/31/2020	1.16	0	0	0.50%	6.4%	12/31/2020	1.16	0	0	0.25%	6.7%	12/31/2020	1.17	0	0	0.00%	6.9%
12/31/2019	1.09	0	0	0.50%	10.2%	12/31/2019	1.09	0	0	0.25%	10.5%	12/31/2019	1.09	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	1.5%
2021	1.6%
2020	2.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,971	$3,815	344
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$3,972

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,972	3,065	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$3,972	3,065

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$22
Mortality & expense charges			(8)
Net investment income (loss)			14

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			156
Net gain (loss)			156

Increase (decrease) in net assets from operations			$170

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		156	-

Increase (decrease) in net assets from operations		170	-

Contract owner transactions:
Proceeds from units sold		3,847	-
Cost of units redeemed		(43)	-
Account charges		(2)	-
Increase (decrease)		3,802	-
Net increase (decrease)		3,972	-
Net assets, beginning		-	-
Net assets, ending		$3,972	$-

Units sold		3,101	-
Units redeemed		(36)	-
Net increase (decrease)		3,065	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,065	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,847
Cost of units redeemed/account charges			(45)
Net investment income (loss)			14
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			156
Net assets			$3,972
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	3	$4	1.25%	9.8%	12/31/2023	$1.31	0	$0	1.00%	10.0%	12/31/2023	$1.33	0	$0	0.75%	10.3%
12/31/2022	1.18	0	0	1.25%	-12.5%	12/31/2022	1.19	0	0	1.00%	-12.3%	12/31/2022	1.21	0	0	0.75%	-12.1%
12/31/2021	1.35	0	0	1.25%	10.4%	12/31/2021	1.36	0	0	1.00%	10.7%	12/31/2021	1.37	0	0	0.75%	11.0%
12/31/2020	1.22	0	0	1.25%	8.5%	12/31/2020	1.23	0	0	1.00%	8.8%	12/31/2020	1.24	0	0	0.75%	9.0%
12/31/2019	1.13	0	0	1.25%	17.9%	12/31/2019	1.13	0	0	1.00%	18.2%	12/31/2019	1.13	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	10.6%	12/31/2023	$1.36	0	$0	0.25%	10.9%	12/31/2023	$1.38	0	$0	0.00%	11.2%
12/31/2022	1.22	0	0	0.50%	-11.8%	12/31/2022	1.23	0	0	0.25%	-11.6%	12/31/2022	1.24	0	0	0.00%	-11.4%
12/31/2021	1.38	0	0	0.50%	11.2%	12/31/2021	1.39	0	0	0.25%	11.5%	12/31/2021	1.40	0	0	0.00%	11.8%
12/31/2020	1.24	0	0	0.50%	9.3%	12/31/2020	1.25	0	0	0.25%	9.6%	12/31/2020	1.26	0	0	0.00%	9.9%
12/31/2019	1.14	0	0	0.50%	18.8%	12/31/2019	1.14	0	0	0.25%	19.1%	12/31/2019	1.14	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,288	$7,132	623
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$7,284

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,284	5,534	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.40
Total	$7,284	5,534

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$223
Mortality & expense charges			(29)
Net investment income (loss)			194

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			298
Net gain (loss)			294

Increase (decrease) in net assets from operations			$488

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$194	$(7)
Net realized gain (loss)		(4)	(2)
Realized gain distributions		-	53
Net change in unrealized appreciation (depreciation)		298	(175)

Increase (decrease) in net assets from operations		488	(131)

Contract owner transactions:
Proceeds from units sold		6,180	160
Cost of units redeemed		-	-
Account charges		(8)	-
Increase (decrease)		6,172	160
Net increase (decrease)		6,660	29
Net assets, beginning		624	595
Net assets, ending		$7,284	$624

Units sold		4,994	127
Units redeemed		(6)	(2)
Net increase (decrease)		4,988	125
Units outstanding, beginning		546	421
Units outstanding, ending		5,534	546

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,319
Cost of units redeemed/account charges			(520)
Net investment income (loss)			197
Net realized gain (loss)			49
Realized gain distributions			83
Net change in unrealized appreciation (depreciation)			156
Net assets			$7,284
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	6	$7	1.25%	15.1%	12/31/2023	$1.33	0	$0	1.00%	15.4%	12/31/2023	$1.35	0	$0	0.75%	15.7%
12/31/2022	1.14	1	1	1.25%	-19.0%	12/31/2022	1.16	0	0	1.00%	-18.8%	12/31/2022	1.17	0	0	0.75%	-18.6%
12/31/2021	1.41	0	1	1.25%	10.2%	12/31/2021	1.42	0	0	1.00%	10.5%	12/31/2021	1.43	0	0	0.75%	10.7%
12/31/2020	1.28	0	0	1.25%	11.6%	12/31/2020	1.29	0	0	1.00%	11.8%	12/31/2020	1.30	0	0	0.75%	12.1%
12/31/2019	1.15	0	0	1.25%	20.8%	12/31/2019	1.15	0	0	1.00%	21.1%	12/31/2019	1.16	0	0	0.75%	21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	16.0%	12/31/2023	$1.39	0	$0	0.25%	16.3%	12/31/2023	$1.40	0	$0	0.00%	16.6%
12/31/2022	1.18	0	0	0.50%	-18.4%	12/31/2022	1.19	0	0	0.25%	-18.2%	12/31/2022	1.20	0	0	0.00%	-18.0%
12/31/2021	1.45	0	0	0.50%	11.0%	12/31/2021	1.46	0	0	0.25%	11.3%	12/31/2021	1.47	0	0	0.00%	11.6%
12/31/2020	1.30	0	0	0.50%	12.4%	12/31/2020	1.31	0	0	0.25%	12.7%	12/31/2020	1.32	0	0	0.00%	13.0%
12/31/2019	1.16	0	0	0.50%	21.7%	12/31/2019	1.16	0	0	0.25%	22.0%	12/31/2019	1.17	0	0	0.00%	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.6%
2022	0.0%
2021	3.5%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$46,976	$44,427	5,133
Receivables: investments sold	-
Payables: investments purchased	(1,082)
Net assets	$45,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$45,894	44,432	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$45,894	44,432

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$649
Mortality & expense charges			(233)
Net investment income (loss)			416

Gain (loss) on investments:
Net realized gain (loss)			(142)
Realized gain distributions			45
Net change in unrealized appreciation (depreciation)			5,131
Net gain (loss)			5,034

Increase (decrease) in net assets from operations			$5,450

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$416	$(62)
Net realized gain (loss)		(142)	(6,196)
Realized gain distributions		45	560
Net change in unrealized appreciation (depreciation)		5,131	(6,370)

Increase (decrease) in net assets from operations		5,450	(12,068)

Contract owner transactions:
Proceeds from units sold		31,649	1,313
Cost of units redeemed		(1,657)	(23,526)
Account charges		(30)	(48)
Increase (decrease)		29,962	(22,261)
Net increase (decrease)		35,412	(34,329)
Net assets, beginning		10,482	44,811
Net assets, ending		$45,894	$10,482

Units sold		34,916	1,296
Units redeemed		(1,653)	(25,182)
Net increase (decrease)		33,263	(23,886)
Units outstanding, beginning		11,169	35,055
Units outstanding, ending		44,432	11,169

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$69,979
Cost of units redeemed/account charges			(25,419)
Net investment income (loss)			2,679
Net realized gain (loss)			(6,360)
Realized gain distributions			2,466
Net change in unrealized appreciation (depreciation)			2,549
Net assets			$45,894
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	44	$46	1.25%	10.1%	12/31/2023	$1.04	0	$0	1.00%	10.3%	12/31/2023	$1.06	0	$0	0.75%	10.6%
12/31/2022	0.94	11	10	1.25%	-26.6%	12/31/2022	0.95	0	0	1.00%	-26.4%	12/31/2022	0.96	0	0	0.75%	-26.2%
12/31/2021	1.28	35	45	1.25%	28.4%	12/31/2021	1.29	0	0	1.00%	28.7%	12/31/2021	1.29	0	0	0.75%	29.0%
12/31/2020	1.00	25	25	1.25%	-5.7%	12/31/2020	1.00	0	0	1.00%	-5.5%	12/31/2020	1.00	0	0	0.75%	-5.2%
12/31/2019	1.06	25	26	1.25%	5.6%	12/31/2019	1.06	0	0	1.00%	5.8%	12/31/2019	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	10.9%	12/31/2023	$1.08	0	$0	0.25%	11.2%	12/31/2023	$1.09	0	$0	0.00%	11.4%
12/31/2022	0.96	0	0	0.50%	-26.0%	12/31/2022	0.97	0	0	0.25%	-25.8%	12/31/2022	0.98	0	0	0.00%	-25.7%
12/31/2021	1.30	0	0	0.50%	29.3%	12/31/2021	1.31	0	0	0.25%	29.6%	12/31/2021	1.32	0	0	0.00%	30.0%
12/31/2020	1.01	0	0	0.50%	-5.0%	12/31/2020	1.01	0	0	0.25%	-4.8%	12/31/2020	1.02	0	0	0.00%	-4.5%
12/31/2019	1.06	0	0	0.50%	6.1%	12/31/2019	1.06	0	0	0.25%	6.2%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.3%
2021	4.2%
2020	1.8%
2019	9.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,511	$29,839	3,533
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$31,520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,520	29,339	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$31,520	29,339

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$667
Mortality & expense charges			(165)
Net investment income (loss)			502

Gain (loss) on investments:
Net realized gain (loss)			255
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,216
Net gain (loss)			2,471

Increase (decrease) in net assets from operations			$2,973

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$502	$1
Net realized gain (loss)		255	(1,925)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,216	(3,213)

Increase (decrease) in net assets from operations		2,973	(5,137)

Contract owner transactions:
Proceeds from units sold		31,871	13,595
Cost of units redeemed		(16,335)	(15,657)
Account charges		(56)	(51)
Increase (decrease)		15,480	(2,113)
Net increase (decrease)		18,453	(7,250)
Net assets, beginning		13,067	20,317
Net assets, ending		$31,520	$13,067

Units sold		31,862	13,498
Units redeemed		(15,865)	(16,262)
Net increase (decrease)		15,997	(2,764)
Units outstanding, beginning		13,342	16,106
Units outstanding, ending		29,339	13,342

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$60,636
Cost of units redeemed/account charges			(32,213)
Net investment income (loss)			731
Net realized gain (loss)			(1,571)
Realized gain distributions			2,265
Net change in unrealized appreciation (depreciation)			1,672
Net assets			$31,520
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	29	$32	1.25%	9.7%	12/31/2023	$1.09	0	$0	1.00%	10.0%	12/31/2023	$1.10	0	$0	0.75%	10.2%
12/31/2022	0.98	13	13	1.25%	-22.4%	12/31/2022	0.99	0	0	1.00%	-22.2%	12/31/2022	1.00	0	0	0.75%	-22.0%
12/31/2021	1.26	16	20	1.25%	-3.1%	12/31/2021	1.27	0	0	1.00%	-2.8%	12/31/2021	1.28	0	0	0.75%	-2.6%
12/31/2020	1.30	16	21	1.25%	20.6%	12/31/2020	1.31	0	0	1.00%	20.9%	12/31/2020	1.31	0	0	0.75%	21.2%
12/31/2019	1.08	16	17	1.25%	7.9%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.08	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	10.5%	12/31/2023	$1.12	0	$0	0.25%	10.8%	12/31/2023	$1.14	0	$0	0.00%	11.1%
12/31/2022	1.01	0	0	0.50%	-21.8%	12/31/2022	1.01	0	0	0.25%	-21.6%	12/31/2022	1.02	0	0	0.00%	-21.4%
12/31/2021	1.29	0	0	0.50%	-2.3%	12/31/2021	1.29	0	0	0.25%	-2.1%	12/31/2021	1.30	0	0	0.00%	-1.8%
12/31/2020	1.32	0	0	0.50%	21.5%	12/31/2020	1.32	0	0	0.25%	21.8%	12/31/2020	1.33	0	0	0.00%	22.2%
12/31/2019	1.08	0	0	0.50%	8.3%	12/31/2019	1.08	0	0	0.25%	8.4%	12/31/2019	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	1.6%
2021	0.7%
2020	1.0%
2019	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds International Equity Fund Advisor Class - 06-43G

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,940	$112,740	8,516
Receivables: investments sold	-
Payables: investments purchased	(482)
Net assets	$118,458

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,458	99,503	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$118,458	99,503

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,683
Mortality & expense charges			(336)
Net investment income (loss)			2,347

Gain (loss) on investments:
Net realized gain (loss)			16
Realized gain distributions			1,894
Net change in unrealized appreciation (depreciation)			6,200
Net gain (loss)			8,110

Increase (decrease) in net assets from operations			$10,457

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,347	$-
Net realized gain (loss)		16	-
Realized gain distributions		1,894	-
Net change in unrealized appreciation (depreciation)		6,200	-

Increase (decrease) in net assets from operations		10,457	-

Contract owner transactions:
Proceeds from units sold		109,223	-
Cost of units redeemed		(1,101)	-
Account charges		(121)	-
Increase (decrease)		108,001	-
Net increase (decrease)		118,458	-
Net assets, beginning		-	-
Net assets, ending		$118,458	$-

Units sold		100,543	-
Units redeemed		(1,040)	-
Net increase (decrease)		99,503	-
Units outstanding, beginning		-	-
Units outstanding, ending		99,503	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$109,223
Cost of units redeemed/account charges			(1,222)
Net investment income (loss)			2,347
Net realized gain (loss)			16
Realized gain distributions			1,894
Net change in unrealized appreciation (depreciation)			6,200
Net assets			$118,458
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	100	$118	1.25%	16.9%	12/31/2023	$1.20	0	$0	1.00%	17.2%	12/31/2023	$1.22	0	$0	0.75%	17.5%
12/31/2022	1.02	0	0	1.25%	-17.1%	12/31/2022	1.03	0	0	1.00%	-16.8%	12/31/2022	1.04	0	0	0.75%	-16.6%
12/31/2021	1.23	0	0	1.25%	8.3%	12/31/2021	1.24	0	0	1.00%	8.5%	12/31/2021	1.24	0	0	0.75%	8.8%
12/31/2020	1.13	0	0	1.25%	6.5%	12/31/2020	1.14	0	0	1.00%	6.7%	12/31/2020	1.14	0	0	0.75%	7.0%
12/31/2019	1.06	0	0	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	17.8%	12/31/2023	$1.25	0	$0	0.25%	18.1%	12/31/2023	$1.26	0	$0	0.00%	18.4%
12/31/2022	1.05	0	0	0.50%	-16.4%	12/31/2022	1.05	0	0	0.25%	-16.2%	12/31/2022	1.06	0	0	0.00%	-16.0%
12/31/2021	1.25	0	0	0.50%	9.1%	12/31/2021	1.26	0	0	0.25%	9.3%	12/31/2021	1.27	0	0	0.00%	9.6%
12/31/2020	1.15	0	0	0.50%	7.3%	12/31/2020	1.15	0	0	0.25%	7.5%	12/31/2020	1.16	0	0	0.00%	7.8%
12/31/2019	1.07	0	0	0.50%	6.9%	12/31/2019	1.07	0	0	0.25%	7.1%	12/31/2019	1.07	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Value Equity Fund Institutional Class - 06-43M

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$90,385	$86,589	5,035
Receivables: investments sold	101
Payables: investments purchased	-
Net assets	$90,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$90,486	64,596	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$90,486	64,596

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$922
Mortality & expense charges			(269)
Net investment income (loss)			653

Gain (loss) on investments:
Net realized gain (loss)			11
Realized gain distributions			2,867
Net change in unrealized appreciation (depreciation)			3,833
Net gain (loss)			6,711

Increase (decrease) in net assets from operations			$7,364

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$653	$(13)
Net realized gain (loss)		11	(845)
Realized gain distributions		2,867	26
Net change in unrealized appreciation (depreciation)		3,833	789

Increase (decrease) in net assets from operations		7,364	(43)

Contract owner transactions:
Proceeds from units sold		85,368	957
Cost of units redeemed		(2,841)	(17,124)
Account charges		(110)	-
Increase (decrease)		82,417	(16,167)
Net increase (decrease)		89,781	(16,210)
Net assets, beginning		705	16,915
Net assets, ending		$90,486	$705

Units sold		66,506	733
Units redeemed		(2,461)	(12,465)
Net increase (decrease)		64,045	(11,732)
Units outstanding, beginning		551	12,283
Units outstanding, ending		64,596	551

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$134,958
Cost of units redeemed/account charges			(52,212)
Net investment income (loss)			843
Net realized gain (loss)			(1,396)
Realized gain distributions			4,497
Net change in unrealized appreciation (depreciation)			3,796
Net assets			$90,486
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	65	$90	1.25%	9.5%	12/31/2023	$1.42	0	$0	1.00%	9.7%	12/31/2023	$1.43	0	$0	0.75%	10.0%
12/31/2022	1.28	1	1	1.25%	-7.1%	12/31/2022	1.29	0	0	1.00%	-6.8%	12/31/2022	1.30	0	0	0.75%	-6.6%
12/31/2021	1.38	12	17	1.25%	23.1%	12/31/2021	1.39	0	0	1.00%	23.4%	12/31/2021	1.39	0	0	0.75%	23.7%
12/31/2020	1.12	0	0	1.25%	2.9%	12/31/2020	1.12	0	0	1.00%	3.2%	12/31/2020	1.13	0	0	0.75%	3.4%
12/31/2019	1.09	0	0	1.25%	8.8%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	10.3%	12/31/2023	$1.47	0	$0	0.25%	10.6%	12/31/2023	$1.48	0	$0	0.00%	10.8%
12/31/2022	1.31	0	0	0.50%	-6.4%	12/31/2022	1.33	0	0	0.25%	-6.1%	12/31/2022	1.34	0	0	0.00%	-5.9%
12/31/2021	1.40	0	0	0.50%	24.0%	12/31/2021	1.41	0	0	0.25%	24.3%	12/31/2021	1.42	0	0	0.00%	24.6%
12/31/2020	1.13	0	0	0.50%	3.7%	12/31/2020	1.14	0	0	0.25%	3.9%	12/31/2020	1.14	0	0	0.00%	4.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	0.1%
2021	3.7%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$322,630	$327,194	18,714
Receivables: investments sold	-
Payables: investments purchased	(2,802)
Net assets	$319,828

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$319,828	231,754	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$319,828	231,754

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,311
Mortality & expense charges			(2,850)
Net investment income (loss)			(539)

Gain (loss) on investments:
Net realized gain (loss)			(8,639)
Realized gain distributions			6,054
Net change in unrealized appreciation (depreciation)			42,152
Net gain (loss)			39,567

Increase (decrease) in net assets from operations			$39,028

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(539)	$(3,257)
Net realized gain (loss)		(8,639)	(48,432)
Realized gain distributions		6,054	10,841
Net change in unrealized appreciation (depreciation)		42,152	(28,856)

Increase (decrease) in net assets from operations		39,028	(69,704)

Contract owner transactions:
Proceeds from units sold		111,248	55,443
Cost of units redeemed		(53,880)	(192,963)
Account charges		(104)	(26)
Increase (decrease)		57,264	(137,546)
Net increase (decrease)		96,292	(207,250)
Net assets, beginning		223,536	430,786
Net assets, ending		$319,828	$223,536

Units sold		90,466	42,223
Units redeemed		(42,522)	(145,970)
Net increase (decrease)		47,944	(103,747)
Units outstanding, beginning		183,810	287,557
Units outstanding, ending		231,754	183,810

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$599,067
Cost of units redeemed/account charges			(256,901)
Net investment income (loss)			(4,061)
Net realized gain (loss)			(58,502)
Realized gain distributions			44,789
Net change in unrealized appreciation (depreciation)			(4,564)
Net assets			$319,828
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	232	$320	1.25%	13.5%	12/31/2023	$1.40	0	$0	1.00%	13.8%	12/31/2023	$1.41	0	$0	0.75%	14.0%
12/31/2022	1.22	184	224	1.25%	-18.8%	12/31/2022	1.23	0	0	1.00%	-18.6%	12/31/2022	1.24	0	0	0.75%	-18.4%
12/31/2021	1.50	288	431	1.25%	20.6%	12/31/2021	1.51	0	0	1.00%	20.9%	12/31/2021	1.52	0	0	0.75%	21.2%
12/31/2020	1.24	0	0	1.25%	18.6%	12/31/2020	1.25	0	0	1.00%	18.9%	12/31/2020	1.25	0	0	0.75%	19.2%
12/31/2019	1.05	0	0	1.25%	4.8%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	14.3%	12/31/2023	$1.44	0	$0	0.25%	14.6%	12/31/2023	$1.46	0	$0	0.00%	14.9%
12/31/2022	1.25	0	0	0.50%	-18.2%	12/31/2022	1.26	0	0	0.25%	-18.0%	12/31/2022	1.27	0	0	0.00%	-17.8%
12/31/2021	1.53	0	0	0.50%	21.5%	12/31/2021	1.54	0	0	0.25%	21.8%	12/31/2021	1.55	0	0	0.00%	22.1%
12/31/2020	1.26	0	0	0.50%	19.5%	12/31/2020	1.26	0	0	0.25%	19.8%	12/31/2020	1.27	0	0	0.00%	20.1%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.3%
2021	0.2%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Growth Equity Fund Advisor Class - 06-43F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,913	$65,637	2,880
Receivables: investments sold	-
Payables: investments purchased	(2,481)
Net assets	$68,432

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,432	44,988	$1.52
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$68,432	44,988

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(202)
Net investment income (loss)			(202)

Gain (loss) on investments:
Net realized gain (loss)			31
Realized gain distributions			3,291
Net change in unrealized appreciation (depreciation)			5,276
Net gain (loss)			8,598

Increase (decrease) in net assets from operations			$8,396

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(202)	$-
Net realized gain (loss)		31	-
Realized gain distributions		3,291	-
Net change in unrealized appreciation (depreciation)		5,276	-

Increase (decrease) in net assets from operations		8,396	-

Contract owner transactions:
Proceeds from units sold		63,156	-
Cost of units redeemed		(3,042)	-
Account charges		(78)	-
Increase (decrease)		60,036	-
Net increase (decrease)		68,432	-
Net assets, beginning		-	-
Net assets, ending		$68,432	$-

Units sold		47,050	-
Units redeemed		(2,062)	-
Net increase (decrease)		44,988	-
Units outstanding, beginning		-	-
Units outstanding, ending		44,988	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$63,156
Cost of units redeemed/account charges			(3,120)
Net investment income (loss)			(202)
Net realized gain (loss)			31
Realized gain distributions			3,291
Net change in unrealized appreciation (depreciation)			5,276
Net assets			$68,432
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	45	$68	1.25%	40.5%	12/31/2023	$1.54	0	$0	1.00%	40.8%	12/31/2023	$1.56	0	$0	0.75%	41.2%
12/31/2022	1.08	0	0	1.25%	-35.3%	12/31/2022	1.09	0	0	1.00%	-35.2%	12/31/2022	1.10	0	0	0.75%	-35.0%
12/31/2021	1.67	0	0	1.25%	16.2%	12/31/2021	1.68	0	0	1.00%	16.5%	12/31/2021	1.70	0	0	0.75%	16.8%
12/31/2020	1.44	0	0	1.25%	34.1%	12/31/2020	1.45	0	0	1.00%	34.4%	12/31/2020	1.45	0	0	0.75%	34.7%
12/31/2019	1.07	0	0	1.25%	7.5%	12/31/2019	1.08	0	0	1.00%	7.6%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	0	$0	0.50%	41.5%	12/31/2023	$1.59	0	$0	0.25%	41.9%	12/31/2023	$1.61	0	$0	0.00%	42.2%
12/31/2022	1.11	0	0	0.50%	-34.8%	12/31/2022	1.12	0	0	0.25%	-34.7%	12/31/2022	1.13	0	0	0.00%	-34.5%
12/31/2021	1.71	0	0	0.50%	17.1%	12/31/2021	1.72	0	0	0.25%	17.4%	12/31/2021	1.73	0	0	0.00%	17.7%
12/31/2020	1.46	0	0	0.50%	35.1%	12/31/2020	1.46	0	0	0.25%	35.4%	12/31/2020	1.47	0	0	0.00%	35.8%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.0%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Equity Index Fund Advisor Class - 06-3YW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,529	$21,633	465
Receivables: investments sold	96
Payables: investments purchased	-
Net assets	$22,625

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,625	13,868	$1.63
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.71
Band 0	-	-	1.73
Total	$22,625	13,868

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$111
Mortality & expense charges			(40)
Net investment income (loss)			71

Gain (loss) on investments:
Net realized gain (loss)			18
Realized gain distributions			370
Net change in unrealized appreciation (depreciation)			896
Net gain (loss)			1,284

Increase (decrease) in net assets from operations			$1,355

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71	$-
Net realized gain (loss)		18	-
Realized gain distributions		370	-
Net change in unrealized appreciation (depreciation)		896	-

Increase (decrease) in net assets from operations		1,355	-

Contract owner transactions:
Proceeds from units sold		21,571	-
Cost of units redeemed		(295)	-
Account charges		(6)	-
Increase (decrease)		21,270	-
Net increase (decrease)		22,625	-
Net assets, beginning		-	-
Net assets, ending		$22,625	$-

Units sold		14,055	-
Units redeemed		(187)	-
Net increase (decrease)		13,868	-
Units outstanding, beginning		-	-
Units outstanding, ending		13,868	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$51,386
Cost of units redeemed/account charges			(48,210)
Net investment income (loss)			86
Net realized gain (loss)			17,145
Realized gain distributions			1,322
Net change in unrealized appreciation (depreciation)			896
Net assets			$22,625
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	14	$23	1.25%	24.9%	12/31/2023	$1.65	0	$0	1.00%	25.3%	12/31/2023	$1.67	0	$0	0.75%	25.6%
12/31/2022	1.31	0	0	1.25%	-19.7%	12/31/2022	1.32	0	0	1.00%	-19.5%	12/31/2022	1.33	0	0	0.75%	-19.3%
12/31/2021	1.63	0	0	1.25%	26.7%	12/31/2021	1.64	0	0	1.00%	27.0%	12/31/2021	1.65	0	0	0.75%	27.3%
12/31/2020	1.28	30	38	1.25%	16.7%	12/31/2020	1.29	0	0	1.00%	17.0%	12/31/2020	1.29	0	0	0.75%	17.3%
12/31/2019	1.10	27	29	1.25%	10.0%	12/31/2019	1.10	0	0	1.00%	10.1%	12/31/2019	1.10	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	0	$0	0.50%	25.9%	12/31/2023	$1.71	0	$0	0.25%	26.2%	12/31/2023	$1.73	0	$0	0.00%	26.5%
12/31/2022	1.34	0	0	0.50%	-19.1%	12/31/2022	1.35	0	0	0.25%	-18.9%	12/31/2022	1.36	0	0	0.00%	-18.7%
12/31/2021	1.66	0	0	0.50%	27.6%	12/31/2021	1.67	0	0	0.25%	28.0%	12/31/2021	1.68	0	0	0.00%	28.3%
12/31/2020	1.30	0	0	0.50%	17.6%	12/31/2020	1.30	0	0	0.25%	17.9%	12/31/2020	1.31	0	0	0.00%	18.2%
12/31/2019	1.10	0	0	0.50%	10.4%	12/31/2019	1.11	0	0	0.25%	10.6%	12/31/2019	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.0%
2021	1.2%
2020	1.5%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Global Bond Fund Advisor Class - 06-3YY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,871	$53,309	6,604
Receivables: investments sold	787
Payables: investments purchased	-
Net assets	$57,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$57,658	62,890	$0.92
Band 100	-	-	0.93
Band 75	-	-	0.94
Band 50	-	-	0.95
Band 25	-	-	0.96
Band 0	-	-	0.97
Total	$57,658	62,890

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$330
Mortality & expense charges			(169)
Net investment income (loss)			161

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,562
Net gain (loss)			3,561

Increase (decrease) in net assets from operations			$3,722

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$161	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,562	-

Increase (decrease) in net assets from operations		3,722	-

Contract owner transactions:
Proceeds from units sold		54,029	-
Cost of units redeemed		(12)	-
Account charges		(81)	-
Increase (decrease)		53,936	-
Net increase (decrease)		57,658	-
Net assets, beginning		-	-
Net assets, ending		$57,658	$-

Units sold		62,994	-
Units redeemed		(104)	-
Net increase (decrease)		62,890	-
Units outstanding, beginning		-	-
Units outstanding, ending		62,890	-

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$54,029
Cost of units redeemed/account charges			(93)
Net investment income (loss)			161
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,562
Net assets			$57,658
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	63	$58	1.25%	4.7%	12/31/2023	$0.93	0	$0	1.00%	5.0%	12/31/2023	$0.94	0	$0	0.75%	5.2%
12/31/2022	0.88	0	0	1.25%	-14.4%	12/31/2022	0.88	0	0	1.00%	-14.2%	12/31/2022	0.89	0	0	0.75%	-14.0%
12/31/2021	1.02	0	0	1.25%	-3.5%	12/31/2021	1.03	0	0	1.00%	-3.3%	12/31/2021	1.04	0	0	0.75%	-3.0%
12/31/2020	1.06	0	0	1.25%	4.0%	12/31/2020	1.06	0	0	1.00%	4.2%	12/31/2020	1.07	0	0	0.75%	4.5%
12/31/2019	1.02	0	0	1.25%	2.0%	12/31/2019	1.02	0	0	1.00%	2.2%	12/31/2019	1.02	0	0	0.75%	2.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	0.50%	5.5%	12/31/2023	$0.96	0	$0	0.25%	5.8%	12/31/2023	$0.97	0	$0	0.00%	6.0%
12/31/2022	0.90	0	0	0.50%	-13.8%	12/31/2022	0.91	0	0	0.25%	-13.6%	12/31/2022	0.92	0	0	0.00%	-13.4%
12/31/2021	1.04	0	0	0.50%	-2.8%	12/31/2021	1.05	0	0	0.25%	-2.6%	12/31/2021	1.06	0	0	0.00%	-2.3%
12/31/2020	1.07	0	0	0.50%	4.8%	12/31/2020	1.08	0	0	0.25%	5.0%	12/31/2020	1.08	0	0	0.00%	5.3%
12/31/2019	1.02	0	0	0.50%	2.4%	12/31/2019	1.03	0	0	0.25%	2.6%	12/31/2019	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,868	$9,478	857
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$9,861

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,861	6,900	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$9,861	6,900

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$243
Mortality & expense charges			(32)
Net investment income (loss)			211

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			65
Net change in unrealized appreciation (depreciation)			390
Net gain (loss)			455

Increase (decrease) in net assets from operations			$666

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$211	$-
Net realized gain (loss)		-	-
Realized gain distributions		65	-
Net change in unrealized appreciation (depreciation)		390	-

Increase (decrease) in net assets from operations		666	-

Contract owner transactions:
Proceeds from units sold		9,237	-
Cost of units redeemed		(13)	-
Account charges		(29)	-
Increase (decrease)		9,195	-
Net increase (decrease)		9,861	-
Net assets, beginning		-	-
Net assets, ending		$9,861	$-

Units sold		6,931	-
Units redeemed		(31)	-
Net increase (decrease)		6,900	-
Units outstanding, beginning		-	-
Units outstanding, ending		6,900	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,237
Cost of units redeemed/account charges			(42)
Net investment income (loss)			211
Net realized gain (loss)			-
Realized gain distributions			65
Net change in unrealized appreciation (depreciation)			390
Net assets			$9,861
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	7	$10	1.25%	19.2%	12/31/2023	$1.45	0	$0	1.00%	19.5%	12/31/2023	$1.47	0	$0	0.75%	19.8%
12/31/2022	1.20	0	0	1.25%	-20.6%	12/31/2022	1.21	0	0	1.00%	-20.4%	12/31/2022	1.22	0	0	0.75%	-20.2%
12/31/2021	1.51	0	0	1.25%	13.5%	12/31/2021	1.52	0	0	1.00%	13.7%	12/31/2021	1.53	0	0	0.75%	14.0%
12/31/2020	1.33	0	0	1.25%	14.1%	12/31/2020	1.34	0	0	1.00%	14.3%	12/31/2020	1.34	0	0	0.75%	14.6%
12/31/2019	1.17	0	0	1.25%	25.3%	12/31/2019	1.17	0	0	1.00%	25.6%	12/31/2019	1.17	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	20.1%	12/31/2023	$1.50	0	$0	0.25%	20.4%	12/31/2023	$1.52	0	$0	0.00%	20.7%
12/31/2022	1.24	0	0	0.50%	-20.0%	12/31/2022	1.25	0	0	0.25%	-19.8%	12/31/2022	1.26	0	0	0.00%	-19.6%
12/31/2021	1.55	0	0	0.50%	14.3%	12/31/2021	1.56	0	0	0.25%	14.6%	12/31/2021	1.57	0	0	0.00%	14.9%
12/31/2020	1.35	0	0	0.50%	14.9%	12/31/2020	1.36	0	0	0.25%	15.2%	12/31/2020	1.37	0	0	0.00%	15.5%
12/31/2019	1.18	0	0	0.50%	26.2%	12/31/2019	1.18	0	0	0.25%	26.5%	12/31/2019	1.18	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.9%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,701	$37,856	3,397
Receivables: investments sold	-
Payables: investments purchased	(27)
Net assets	$37,674

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,674	31,315	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$37,674	31,315

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$976
Mortality & expense charges			(1,312)
Net investment income (loss)			(336)

Gain (loss) on investments:
Net realized gain (loss)			(24,142)
Realized gain distributions			505
Net change in unrealized appreciation (depreciation)			(155)
Net gain (loss)			(23,792)

Increase (decrease) in net assets from operations			$(24,128)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(336)	$-
Net realized gain (loss)		(24,142)	-
Realized gain distributions		505	-
Net change in unrealized appreciation (depreciation)		(155)	-

Increase (decrease) in net assets from operations		(24,128)	-

Contract owner transactions:
Proceeds from units sold		619,603	-
Cost of units redeemed		(557,747)	-
Account charges		(54)	-
Increase (decrease)		61,802	-
Net increase (decrease)		37,674	-
Net assets, beginning		-	-
Net assets, ending		$37,674	$-

Units sold		531,093	-
Units redeemed		(499,778)	-
Net increase (decrease)		31,315	-
Units outstanding, beginning		-	-
Units outstanding, ending		31,315	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$619,603
Cost of units redeemed/account charges			(557,801)
Net investment income (loss)			(336)
Net realized gain (loss)			(24,142)
Realized gain distributions			505
Net change in unrealized appreciation (depreciation)			(155)
Net assets			$37,674
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	31	$38	1.25%	10.9%	12/31/2023	$1.22	0	$0	1.00%	11.2%	12/31/2023	$1.23	0	$0	0.75%	11.5%
12/31/2022	1.08	0	0	1.25%	-16.6%	12/31/2022	1.10	0	0	1.00%	-16.4%	12/31/2022	1.11	0	0	0.75%	-16.2%
12/31/2021	1.30	0	0	1.25%	5.6%	12/31/2021	1.31	0	0	1.00%	5.9%	12/31/2021	1.32	0	0	0.75%	6.1%
12/31/2020	1.23	0	0	1.25%	9.3%	12/31/2020	1.24	0	0	1.00%	9.6%	12/31/2020	1.25	0	0	0.75%	9.8%
12/31/2019	1.13	0	0	1.25%	15.9%	12/31/2019	1.13	0	0	1.00%	16.2%	12/31/2019	1.13	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	11.8%	12/31/2023	$1.27	0	$0	0.25%	12.0%	12/31/2023	$1.28	0	$0	0.00%	12.3%
12/31/2022	1.12	0	0	0.50%	-16.0%	12/31/2022	1.13	0	0	0.25%	-15.8%	12/31/2022	1.14	0	0	0.00%	-15.6%
12/31/2021	1.33	0	0	0.50%	6.4%	12/31/2021	1.34	0	0	0.25%	6.6%	12/31/2021	1.35	0	0	0.00%	6.9%
12/31/2020	1.25	0	0	0.50%	10.1%	12/31/2020	1.26	0	0	0.25%	10.4%	12/31/2020	1.27	0	0	0.00%	10.7%
12/31/2019	1.14	0	0	0.50%	16.7%	12/31/2019	1.14	0	0	0.25%	17.0%	12/31/2019	1.14	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.2%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$99,013	$93,407	7,807
Receivables: investments sold	1,472
Payables: investments purchased	-
Net assets	$100,485

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,485	106,040	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$100,485	106,040

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,225
Mortality & expense charges			(371)
Net investment income (loss)			854

Gain (loss) on investments:
Net realized gain (loss)			(2,825)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,563
Net gain (loss)			5,738

Increase (decrease) in net assets from operations			$6,592

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$854	$129
Net realized gain (loss)		(2,825)	(25)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,563	(2,590)

Increase (decrease) in net assets from operations		6,592	(2,486)

Contract owner transactions:
Proceeds from units sold		94,405	140
Cost of units redeemed		(13,833)	-
Account charges		(132)	(34)
Increase (decrease)		80,440	106
Net increase (decrease)		87,032	(2,380)
Net assets, beginning		13,453	15,833
Net assets, ending		$100,485	$13,453

Units sold		106,281	148
Units redeemed		(15,142)	(37)
Net increase (decrease)		91,139	111
Units outstanding, beginning		14,901	14,790
Units outstanding, ending		106,040	14,901

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$109,898
Cost of units redeemed/account charges			(14,095)
Net investment income (loss)			1,310
Net realized gain (loss)			(2,848)
Realized gain distributions			614
Net change in unrealized appreciation (depreciation)			5,606
Net assets			$100,485
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	106	$100	1.25%	5.0%	12/31/2023	$0.96	0	$0	1.00%	5.2%	12/31/2023	$0.97	0	$0	0.75%	5.5%
12/31/2022	0.90	15	13	1.25%	-15.7%	12/31/2022	0.91	0	0	1.00%	-15.5%	12/31/2022	0.92	0	0	0.75%	-15.2%
12/31/2021	1.07	15	16	1.25%	-3.3%	12/31/2021	1.08	0	0	1.00%	-3.0%	12/31/2021	1.08	0	0	0.75%	-2.8%
12/31/2020	1.11	15	16	1.25%	7.8%	12/31/2020	1.11	0	0	1.00%	8.1%	12/31/2020	1.12	0	0	0.75%	8.4%
12/31/2019	1.03	15	15	1.25%	2.6%	12/31/2019	1.03	0	0	1.00%	2.8%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	5.8%	12/31/2023	$0.99	0	$0	0.25%	6.0%	12/31/2023	$1.00	0	$0	0.00%	6.3%
12/31/2022	0.93	0	0	0.50%	-15.0%	12/31/2022	0.94	0	0	0.25%	-14.8%	12/31/2022	0.94	0	0	0.00%	-14.6%
12/31/2021	1.09	0	0	0.50%	-2.6%	12/31/2021	1.10	0	0	0.25%	-2.3%	12/31/2021	1.10	0	0	0.00%	-2.1%
12/31/2020	1.12	0	0	0.50%	8.7%	12/31/2020	1.12	0	0	0.25%	8.9%	12/31/2020	1.13	0	0	0.00%	9.2%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.2%	12/31/2019	1.03	0	0	0.00%	3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	2.1%
2021	1.8%
2020	2.3%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Capital Apprec Ret Retirement Class - 06-49R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,527	$46,316	550
Receivables: investments sold	-
Payables: investments purchased	(11,304)
Net assets	$53,223

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,223	29,575	$1.80
Band 100	-	-	1.82
Band 75	-	-	1.84
Band 50	-	-	1.86
Band 25	-	-	1.88
Band 0	-	-	1.90
Total	$53,223	29,575

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(691)
Net investment income (loss)			(691)

Gain (loss) on investments:
Net realized gain (loss)			1,342
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,595
Net gain (loss)			22,937

Increase (decrease) in net assets from operations			$22,246

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(691)	$(154)
Net realized gain (loss)		1,342	(129)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		21,595	(2,596)

Increase (decrease) in net assets from operations		22,246	(2,879)

Contract owner transactions:
Proceeds from units sold		7,672	40,736
Cost of units redeemed		(18,176)	-
Account charges		(57)	(33)
Increase (decrease)		(10,561)	40,703
Net increase (decrease)		11,685	37,824
Net assets, beginning		41,538	3,714
Net assets, ending		$53,223	$41,538

Units sold		5,459	33,171
Units redeemed		(10,958)	(27)
Net increase (decrease)		(5,499)	33,144
Units outstanding, beginning		35,074	1,930
Units outstanding, ending		29,575	35,074

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$52,351
Cost of units redeemed/account charges			(18,279)
Net investment income (loss)			(851)
Net realized gain (loss)			1,213
Realized gain distributions			578
Net change in unrealized appreciation (depreciation)			18,211
Net assets			$53,223
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	30	$53	1.25%	52.0%	12/31/2023	$1.82	0	$0	1.00%	52.3%	12/31/2023	$1.84	0	$0	0.75%	52.7%
12/31/2022	1.18	35	42	1.25%	-38.4%	12/31/2022	1.19	0	0	1.00%	-38.3%	12/31/2022	1.20	0	0	0.75%	-38.1%
12/31/2021	1.92	2	4	1.25%	14.3%	12/31/2021	1.94	0	0	1.00%	14.6%	12/31/2021	1.95	0	0	0.75%	14.9%
12/31/2020	1.68	0	0	1.25%	52.6%	12/31/2020	1.69	0	0	1.00%	53.0%	12/31/2020	1.69	0	0	0.75%	53.4%
12/31/2019	1.10	0	0	1.25%	10.3%	12/31/2019	1.10	0	0	1.00%	10.4%	12/31/2019	1.10	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	0	$0	0.50%	53.1%	12/31/2023	$1.88	0	$0	0.25%	53.5%	12/31/2023	$1.90	0	$0	0.00%	53.9%
12/31/2022	1.21	0	0	0.50%	-38.0%	12/31/2022	1.22	0	0	0.25%	-37.8%	12/31/2022	1.23	0	0	0.00%	-37.7%
12/31/2021	1.96	0	0	0.50%	15.2%	12/31/2021	1.97	0	0	0.25%	15.4%	12/31/2021	1.98	0	0	0.00%	15.7%
12/31/2020	1.70	0	0	0.50%	53.8%	12/31/2020	1.71	0	0	0.25%	54.2%	12/31/2020	1.71	0	0	0.00%	54.6%
12/31/2019	1.11	0	0	0.50%	10.6%	12/31/2019	1.11	0	0	0.25%	10.7%	12/31/2019	1.11	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor MidCap Value Ret Retirement Class - 06-49T (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.50
Band 100	-	-	1.52
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	0	$0	1.25%	15.0%	12/31/2023	$1.52	0	$0	1.00%	15.3%	12/31/2023	$1.53	0	$0	0.75%	15.6%
12/31/2022	1.30	0	0	1.25%	-6.7%	12/31/2022	1.32	0	0	1.00%	-6.4%	12/31/2022	1.33	0	0	0.75%	-6.2%
12/31/2021	1.40	0	0	1.25%	28.5%	12/31/2021	1.41	0	0	1.00%	28.8%	12/31/2021	1.41	0	0	0.75%	29.1%
12/31/2020	1.09	0	0	1.25%	-4.9%	12/31/2020	1.09	0	0	1.00%	-4.7%	12/31/2020	1.10	0	0	0.75%	-4.4%
12/31/2019	1.14	0	0	1.25%	14.4%	12/31/2019	1.14	0	0	1.00%	14.5%	12/31/2019	1.15	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	0	$0	0.50%	15.8%	12/31/2023	$1.57	0	$0	0.25%	16.1%	12/31/2023	$1.58	0	$0	0.00%	16.4%
12/31/2022	1.34	0	0	0.50%	-6.0%	12/31/2022	1.35	0	0	0.25%	-5.7%	12/31/2022	1.36	0	0	0.00%	-5.5%
12/31/2021	1.42	0	0	0.50%	29.4%	12/31/2021	1.43	0	0	0.25%	29.8%	12/31/2021	1.44	0	0	0.00%	30.1%
12/31/2020	1.10	0	0	0.50%	-4.2%	12/31/2020	1.10	0	0	0.25%	-4.0%	12/31/2020	1.11	0	0	0.00%	-3.7%
12/31/2019	1.15	0	0	0.50%	14.7%	12/31/2019	1.15	0	0	0.25%	14.8%	12/31/2019	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Harbor Core Bond Ret Class - 06-6JR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,184,909	$1,184,683	132,888
Receivables: investments sold	7,104
Payables: investments purchased	-
Net assets	$1,192,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,192,013	1,134,263	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.06
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$1,192,013	1,134,263

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$31,719
Mortality & expense charges			(8,906)
Net investment income (loss)			22,813

Gain (loss) on investments:
Net realized gain (loss)			(2,428)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			226
Net gain (loss)			(2,202)

Increase (decrease) in net assets from operations			$20,611

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,813	$-
Net realized gain (loss)		(2,428)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		226	-

Increase (decrease) in net assets from operations		20,611	-

Contract owner transactions:
Proceeds from units sold		1,216,300	-
Cost of units redeemed		(44,461)	-
Account charges		(437)	-
Increase (decrease)		1,171,402	-
Net increase (decrease)		1,192,013	-
Net assets, beginning		-	-
Net assets, ending		$1,192,013	$-

Units sold		1,179,787	-
Units redeemed		(45,524)	-
Net increase (decrease)		1,134,263	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,134,263	-

* Date of Fund Inception into Variable Account: 11 /17 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,216,300
Cost of units redeemed/account charges			(44,898)
Net investment income (loss)			22,813
Net realized gain (loss)			(2,428)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			226
Net assets			$1,192,013
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	1,134	$1,192	1.25%	4.5%	12/31/2023	$1.05	0	$0	1.00%	4.8%	12/31/2023	$1.06	0	$0	0.75%	5.0%
12/31/2022	1.01	0	0	1.25%	0.6%	12/31/2022	1.01	0	0	1.00%	0.6%	12/31/2022	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	5.3%	12/31/2023	$1.06	0	$0	0.25%	5.5%	12/31/2023	$1.07	0	$0	0.00%	5.8%
12/31/2022	1.01	0	0	0.50%	0.7%	12/31/2022	1.01	0	0	0.25%	0.7%	12/31/2022	1.01	0	0	0.00%	0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.3%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R6 Class - 06-39T

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$215,258	$230,356	6,264
Receivables: investments sold	58
Payables: investments purchased	-
Net assets	$215,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$215,316	168,176	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$215,316	168,176

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,843)
Net investment income (loss)			(9,843)

Gain (loss) on investments:
Net realized gain (loss)			(313,710)
Realized gain distributions			3,618
Net change in unrealized appreciation (depreciation)			368,894
Net gain (loss)			58,802

Increase (decrease) in net assets from operations			$48,959

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,843)	$(11,220)
Net realized gain (loss)		(313,710)	(44,545)
Realized gain distributions		3,618	55,577
Net change in unrealized appreciation (depreciation)		368,894	(278,958)

Increase (decrease) in net assets from operations		48,959	(279,146)

Contract owner transactions:
Proceeds from units sold		42,539	105,795
Cost of units redeemed		(709,457)	(108,696)
Account charges		(2,068)	(2,597)
Increase (decrease)		(668,986)	(5,498)
Net increase (decrease)		(620,027)	(284,644)
Net assets, beginning		835,343	1,119,987
Net assets, ending		$215,316	$835,343

Units sold		35,933	90,776
Units redeemed		(607,336)	(94,677)
Net increase (decrease)		(571,403)	(3,901)
Units outstanding, beginning		739,579	743,480
Units outstanding, ending		168,176	739,579

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,780,920
Cost of units redeemed/account charges			(1,383,149)
Net investment income (loss)			(24,203)
Net realized gain (loss)			(339,501)
Realized gain distributions			196,347
Net change in unrealized appreciation (depreciation)			(15,098)
Net assets			$215,316
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	168	$215	1.25%	13.4%	12/31/2023	$1.30	0	$0	1.00%	13.6%	12/31/2023	$1.32	0	$0	0.75%	13.9%
12/31/2022	1.13	740	835	1.25%	-25.0%	12/31/2022	1.14	0	0	1.00%	-24.8%	12/31/2022	1.16	0	0	0.75%	-24.6%
12/31/2021	1.51	743	1,120	1.25%	8.6%	12/31/2021	1.52	0	0	1.00%	8.9%	12/31/2021	1.53	0	0	0.75%	9.1%
12/31/2020	1.39	210	291	1.25%	23.5%	12/31/2020	1.40	0	0	1.00%	23.8%	12/31/2020	1.41	0	0	0.75%	24.1%
12/31/2019	1.12	267	300	1.25%	31.1%	12/31/2019	1.13	0	0	1.00%	31.4%	12/31/2019	1.13	0	0	0.75%	31.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	14.2%	12/31/2023	$1.35	0	$0	0.25%	14.5%	12/31/2023	$1.37	0	$0	0.00%	14.8%
12/31/2022	1.17	0	0	0.50%	-24.5%	12/31/2022	1.18	0	0	0.25%	-24.3%	12/31/2022	1.20	0	0	0.00%	-24.1%
12/31/2021	1.55	0	0	0.50%	9.4%	12/31/2021	1.56	0	0	0.25%	9.7%	12/31/2021	1.58	0	0	0.00%	10.0%
12/31/2020	1.41	0	0	0.50%	24.4%	12/31/2020	1.42	0	0	0.25%	24.7%	12/31/2020	1.43	0	0	0.00%	25.1%
12/31/2019	1.14	0	0	0.50%	32.1%	12/31/2019	1.14	0	0	0.25%	32.4%	12/31/2019	1.15	0	0	0.00%	32.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	1.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,692	$33,345	2,195
Receivables: investments sold	10
Payables: investments purchased	-
Net assets	$39,702

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,702	28,306	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$39,702	28,306

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$88
Mortality & expense charges			(461)
Net investment income (loss)			(373)

Gain (loss) on investments:
Net realized gain (loss)			48
Realized gain distributions			480
Net change in unrealized appreciation (depreciation)			3,757
Net gain (loss)			4,285

Increase (decrease) in net assets from operations			$3,912

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(373)	$(389)
Net realized gain (loss)		48	58
Realized gain distributions		480	973
Net change in unrealized appreciation (depreciation)		3,757	(6,175)

Increase (decrease) in net assets from operations		3,912	(5,533)

Contract owner transactions:
Proceeds from units sold		460	1,011
Cost of units redeemed		-	-
Account charges		(98)	(91)
Increase (decrease)		362	920
Net increase (decrease)		4,274	(4,613)
Net assets, beginning		35,428	40,041
Net assets, ending		$39,702	$35,428

Units sold		347	783
Units redeemed		(73)	(72)
Net increase (decrease)		274	711
Units outstanding, beginning		28,032	27,321
Units outstanding, ending		28,306	28,032

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$177,915
Cost of units redeemed/account charges			(150,704)
Net investment income (loss)			(2,804)
Net realized gain (loss)			(867)
Realized gain distributions			9,815
Net change in unrealized appreciation (depreciation)			6,347
Net assets			$39,702
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	28	$40	1.25%	11.0%	12/31/2023	$1.42	0	$0	1.00%	11.3%	12/31/2023	$1.44	0	$0	0.75%	11.5%
12/31/2022	1.26	28	35	1.25%	-13.8%	12/31/2022	1.28	0	0	1.00%	-13.5%	12/31/2022	1.29	0	0	0.75%	-13.3%
12/31/2021	1.47	27	40	1.25%	24.0%	12/31/2021	1.48	0	0	1.00%	24.3%	12/31/2021	1.49	0	0	0.75%	24.6%
12/31/2020	1.18	27	32	1.25%	7.5%	12/31/2020	1.19	0	0	1.00%	7.8%	12/31/2020	1.20	0	0	0.75%	8.0%
12/31/2019	1.10	36	39	1.25%	26.0%	12/31/2019	1.10	0	0	1.00%	26.3%	12/31/2019	1.11	0	0	0.75%	26.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	11.8%	12/31/2023	$1.48	0	$0	0.25%	12.1%	12/31/2023	$1.50	0	$0	0.00%	12.4%
12/31/2022	1.31	0	0	0.50%	-13.1%	12/31/2022	1.32	0	0	0.25%	-12.9%	12/31/2022	1.34	0	0	0.00%	-12.7%
12/31/2021	1.50	0	0	0.50%	24.9%	12/31/2021	1.52	0	0	0.25%	25.3%	12/31/2021	1.53	0	0	0.00%	25.6%
12/31/2020	1.20	0	0	0.50%	8.3%	12/31/2020	1.21	0	0	0.25%	8.6%	12/31/2020	1.22	0	0	0.00%	8.9%
12/31/2019	1.11	0	0	0.50%	27.0%	12/31/2019	1.12	0	0	0.25%	27.3%	12/31/2019	1.12	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.1%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford International Opportunities Fund R6 Class - 06-3F7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,113,707	$1,041,064	62,408
Receivables: investments sold	11,519
Payables: investments purchased	-
Net assets	$1,125,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,125,226	954,870	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$1,125,226	954,870

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,552
Mortality & expense charges			(10,393)
Net investment income (loss)			8,159

Gain (loss) on investments:
Net realized gain (loss)			5,319
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			70,093
Net gain (loss)			75,412

Increase (decrease) in net assets from operations			$83,571

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,159	$5,057
Net realized gain (loss)		5,319	(4,200)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		70,093	(2,158)

Increase (decrease) in net assets from operations		83,571	(1,301)

Contract owner transactions:
Proceeds from units sold		533,784	1,400,216
Cost of units redeemed		(150,827)	(806,744)
Account charges		(3,507)	(746)
Increase (decrease)		379,450	592,726
Net increase (decrease)		463,021	591,425
Net assets, beginning		662,205	70,780
Net assets, ending		$1,125,226	$662,205

Units sold		471,918	1,458,691
Units redeemed		(138,314)	(891,259)
Net increase (decrease)		333,604	567,432
Units outstanding, beginning		621,266	53,834
Units outstanding, ending		954,870	621,266

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,959,899
Cost of units redeemed/account charges			(1,886,614)
Net investment income (loss)			18,730
Net realized gain (loss)			(44,972)
Realized gain distributions			5,540
Net change in unrealized appreciation (depreciation)			72,643
Net assets			$1,125,226
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	955	$1,125	1.25%	10.6%	12/31/2023	$1.19	0	$0	1.00%	10.8%	12/31/2023	$1.21	0	$0	0.75%	11.1%
12/31/2022	1.07	621	662	1.25%	-18.9%	12/31/2022	1.08	0	0	1.00%	-18.7%	12/31/2022	1.09	0	0	0.75%	-18.5%
12/31/2021	1.31	54	71	1.25%	6.4%	12/31/2021	1.33	0	0	1.00%	6.6%	12/31/2021	1.34	0	0	0.75%	6.9%
12/31/2020	1.24	52	64	1.25%	19.3%	12/31/2020	1.24	0	0	1.00%	19.6%	12/31/2020	1.25	0	0	0.75%	19.9%
12/31/2019	1.04	906	939	1.25%	24.6%	12/31/2019	1.04	0	0	1.00%	24.9%	12/31/2019	1.04	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	11.4%	12/31/2023	$1.25	0	$0	0.25%	11.7%	12/31/2023	$1.26	0	$0	0.00%	11.9%
12/31/2022	1.10	0	0	0.50%	-18.3%	12/31/2022	1.12	0	0	0.25%	-18.1%	12/31/2022	1.13	0	0	0.00%	-17.9%
12/31/2021	1.35	0	0	0.50%	7.2%	12/31/2021	1.36	0	0	0.25%	7.4%	12/31/2021	1.37	0	0	0.00%	7.7%
12/31/2020	1.26	0	0	0.50%	20.2%	12/31/2020	1.27	0	0	0.25%	20.5%	12/31/2020	1.28	0	0	0.00%	20.8%
12/31/2019	1.05	0	0	0.50%	25.5%	12/31/2019	1.05	0	0	0.25%	25.8%	12/31/2019	1.06	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.8%
2021	1.7%
2020	0.1%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders Intl Multi-Cap Value Fund SDR Class - 06-3NW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	1.25%	12.4%	12/31/2023	$1.24	0	$0	1.00%	12.7%	12/31/2023	$1.26	0	$0	0.75%	13.0%
12/31/2022	1.09	0	0	1.25%	-12.7%	12/31/2022	1.10	0	0	1.00%	-12.5%	12/31/2022	1.11	0	0	0.75%	-12.2%
12/31/2021	1.25	0	0	1.25%	12.5%	12/31/2021	1.26	0	0	1.00%	12.8%	12/31/2021	1.27	0	0	0.75%	13.1%
12/31/2020	1.11	0	0	1.25%	-0.1%	12/31/2020	1.12	0	0	1.00%	0.1%	12/31/2020	1.12	0	0	0.75%	0.4%
12/31/2019	1.11	0	0	1.25%	17.1%	12/31/2019	1.11	0	0	1.00%	17.4%	12/31/2019	1.12	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	13.3%	12/31/2023	$1.29	0	$0	0.25%	13.6%	12/31/2023	$1.31	0	$0	0.00%	13.8%
12/31/2022	1.12	0	0	0.50%	-12.0%	12/31/2022	1.14	0	0	0.25%	-11.8%	12/31/2022	1.15	0	0	0.00%	-11.6%
12/31/2021	1.28	0	0	0.50%	13.3%	12/31/2021	1.29	0	0	0.25%	13.6%	12/31/2021	1.30	0	0	0.00%	13.9%
12/31/2020	1.13	0	0	0.50%	0.6%	12/31/2020	1.13	0	0	0.25%	0.9%	12/31/2020	1.14	0	0	0.00%	1.1%
12/31/2019	1.12	0	0	0.50%	18.0%	12/31/2019	1.12	0	0	0.25%	18.3%	12/31/2019	1.13	0	0	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Schroders International Stock Fund SDR Class - 06-3NX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,126,280	$7,788,426	485,028
Receivables: investments sold	-
Payables: investments purchased	(50,563)
Net assets	$8,075,717

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,075,717	5,481,380	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$8,075,717	5,481,380

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$108,685
Mortality & expense charges			(77,095)
Net investment income (loss)			31,590

Gain (loss) on investments:
Net realized gain (loss)			(34,130)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			944,736
Net gain (loss)			910,606

Increase (decrease) in net assets from operations			$942,196

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,590	$13,167
Net realized gain (loss)		(34,130)	(56,310)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		944,736	(998,144)

Increase (decrease) in net assets from operations		942,196	(1,041,287)

Contract owner transactions:
Proceeds from units sold		3,274,202	1,299,753
Cost of units redeemed		(1,111,366)	(705,251)
Account charges		(21,243)	(16,540)
Increase (decrease)		2,141,593	577,962
Net increase (decrease)		3,083,789	(463,325)
Net assets, beginning		4,991,928	5,455,253
Net assets, ending		$8,075,717	$4,991,928

Units sold		2,392,910	1,049,662
Units redeemed		(830,385)	(570,840)
Net increase (decrease)		1,562,525	478,822
Units outstanding, beginning		3,918,855	3,440,033
Units outstanding, ending		5,481,380	3,918,855

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,675,527
Cost of units redeemed/account charges			(3,069,123)
Net investment income (loss)			80,293
Net realized gain (loss)			10,212
Realized gain distributions			40,954
Net change in unrealized appreciation (depreciation)			337,854
Net assets			$8,075,717
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	5,481	$8,076	1.25%	15.7%	12/31/2023	$1.49	0	$0	1.00%	15.9%	12/31/2023	$1.51	0	$0	0.75%	16.2%
12/31/2022	1.27	3,919	4,992	1.25%	-19.7%	12/31/2022	1.29	0	0	1.00%	-19.5%	12/31/2022	1.30	0	0	0.75%	-19.3%
12/31/2021	1.59	3,440	5,455	1.25%	10.1%	12/31/2021	1.60	0	0	1.00%	10.4%	12/31/2021	1.61	0	0	0.75%	10.7%
12/31/2020	1.44	1,222	1,760	1.25%	23.4%	12/31/2020	1.45	0	0	1.00%	23.7%	12/31/2020	1.46	0	0	0.75%	24.0%
12/31/2019	1.17	1,196	1,396	1.25%	23.8%	12/31/2019	1.17	0	0	1.00%	24.1%	12/31/2019	1.17	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	0	$0	0.50%	16.5%	12/31/2023	$1.55	0	$0	0.25%	16.8%	12/31/2023	$1.57	0	$0	0.00%	17.1%
12/31/2022	1.31	0	0	0.50%	-19.1%	12/31/2022	1.33	0	0	0.25%	-18.9%	12/31/2022	1.34	0	0	0.00%	-18.7%
12/31/2021	1.62	0	0	0.50%	10.9%	12/31/2021	1.64	0	0	0.25%	11.2%	12/31/2021	1.65	0	0	0.00%	11.5%
12/31/2020	1.46	0	0	0.50%	24.3%	12/31/2020	1.47	0	0	0.25%	24.6%	12/31/2020	1.48	0	0	0.00%	24.9%
12/31/2019	1.18	0	0	0.50%	24.7%	12/31/2019	1.18	0	0	0.25%	25.0%	12/31/2019	1.18	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.4%
2021	1.9%
2020	0.5%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Dividend and Growth Fund R6 Class - 06-3NY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,651,513	$8,355,554	255,568
Receivables: investments sold	-
Payables: investments purchased	(506)
Net assets	$8,651,007

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,651,007	5,233,453	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$8,651,007	5,233,453

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$89,029
Mortality & expense charges			(54,302)
Net investment income (loss)			34,727

Gain (loss) on investments:
Net realized gain (loss)			(49,797)
Realized gain distributions			27,788
Net change in unrealized appreciation (depreciation)			437,486
Net gain (loss)			415,477

Increase (decrease) in net assets from operations			$450,204

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,727	$5,356
Net realized gain (loss)		(49,797)	(10,590)
Realized gain distributions		27,788	60,625
Net change in unrealized appreciation (depreciation)		437,486	(150,349)

Increase (decrease) in net assets from operations		450,204	(94,958)

Contract owner transactions:
Proceeds from units sold		8,231,938	1,172,766
Cost of units redeemed		(1,437,053)	(282,416)
Account charges		(3,614)	(3,077)
Increase (decrease)		6,791,271	887,273
Net increase (decrease)		7,241,475	792,315
Net assets, beginning		1,409,532	617,217
Net assets, ending		$8,651,007	$1,409,532

Units sold		5,210,790	776,296
Units redeemed		(939,022)	(194,534)
Net increase (decrease)		4,271,768	581,762
Units outstanding, beginning		961,685	379,923
Units outstanding, ending		5,233,453	961,685

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,125,228
Cost of units redeemed/account charges			(1,877,194)
Net investment income (loss)			41,375
Net realized gain (loss)			(50,710)
Realized gain distributions			116,349
Net change in unrealized appreciation (depreciation)			295,959
Net assets			$8,651,007
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	5,233	$8,651	1.25%	12.8%	12/31/2023	$1.67	0	$0	1.00%	13.1%	12/31/2023	$1.70	0	$0	0.75%	13.3%
12/31/2022	1.47	962	1,410	1.25%	-9.8%	12/31/2022	1.48	0	0	1.00%	-9.6%	12/31/2022	1.50	0	0	0.75%	-9.3%
12/31/2021	1.62	380	617	1.25%	29.7%	12/31/2021	1.64	0	0	1.00%	30.1%	12/31/2021	1.65	0	0	0.75%	30.4%
12/31/2020	1.25	62	78	1.25%	6.7%	12/31/2020	1.26	0	0	1.00%	7.0%	12/31/2020	1.27	0	0	0.75%	7.3%
12/31/2019	1.17	0	0	1.25%	26.6%	12/31/2019	1.18	0	0	1.00%	27.0%	12/31/2019	1.18	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	0.50%	13.6%	12/31/2023	$1.74	0	$0	0.25%	13.9%	12/31/2023	$1.76	0	$0	0.00%	14.2%
12/31/2022	1.51	0	0	0.50%	-9.1%	12/31/2022	1.53	0	0	0.25%	-8.9%	12/31/2022	1.54	0	0	0.00%	-8.6%
12/31/2021	1.66	0	0	0.50%	30.7%	12/31/2021	1.68	0	0	0.25%	31.0%	12/31/2021	1.69	0	0	0.00%	31.4%
12/31/2020	1.27	0	0	0.50%	7.5%	12/31/2020	1.28	0	0	0.25%	7.8%	12/31/2020	1.29	0	0	0.00%	8.1%
12/31/2019	1.18	0	0	0.50%	27.6%	12/31/2019	1.19	0	0	0.25%	27.9%	12/31/2019	1.19	0	0	0.00%	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.6%
2021	1.0%
2020	1.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Growth Opportunities Fund R6 Class - 06-3P4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.75
Band 100	-	-	1.77
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.84
Band 0	-	-	1.86
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	0	$0	1.25%	39.4%	12/31/2023	$1.77	0	$0	1.00%	39.7%	12/31/2023	$1.79	0	$0	0.75%	40.1%
12/31/2022	1.25	0	0	1.25%	-37.6%	12/31/2022	1.27	0	0	1.00%	-37.5%	12/31/2022	1.28	0	0	0.75%	-37.3%
12/31/2021	2.01	0	0	1.25%	6.4%	12/31/2021	2.03	0	0	1.00%	6.7%	12/31/2021	2.04	0	0	0.75%	7.0%
12/31/2020	1.89	0	0	1.25%	60.0%	12/31/2020	1.90	0	0	1.00%	60.4%	12/31/2020	1.91	0	0	0.75%	60.8%
12/31/2019	1.18	0	0	1.25%	28.8%	12/31/2019	1.18	0	0	1.00%	29.2%	12/31/2019	1.19	0	0	0.75%	29.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	0	$0	0.50%	40.4%	12/31/2023	$1.84	0	$0	0.25%	40.8%	12/31/2023	$1.86	0	$0	0.00%	41.1%
12/31/2022	1.29	0	0	0.50%	-37.1%	12/31/2022	1.31	0	0	0.25%	-37.0%	12/31/2022	1.32	0	0	0.00%	-36.8%
12/31/2021	2.06	0	0	0.50%	7.2%	12/31/2021	2.07	0	0	0.25%	7.5%	12/31/2021	2.09	0	0	0.00%	7.8%
12/31/2020	1.92	0	0	0.50%	61.2%	12/31/2020	1.93	0	0	0.25%	61.6%	12/31/2020	1.94	0	0	0.00%	62.0%
12/31/2019	1.19	0	0	0.50%	29.8%	12/31/2019	1.19	0	0	0.25%	30.1%	12/31/2019	1.20	0	0	0.00%	30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Total Return Bond Fund R6 Class - 06-3P6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$221,386	$255,582	24,142
Receivables: investments sold	243
Payables: investments purchased	-
Net assets	$221,629

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$221,629	211,819	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.12
Total	$221,629	211,819

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,957
Mortality & expense charges			(2,644)
Net investment income (loss)			6,313

Gain (loss) on investments:
Net realized gain (loss)			(4,043)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,800
Net gain (loss)			4,757

Increase (decrease) in net assets from operations			$11,070

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,313	$3,302
Net realized gain (loss)		(4,043)	(683)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,800	(33,538)

Increase (decrease) in net assets from operations		11,070	(30,919)

Contract owner transactions:
Proceeds from units sold		31,824	25,055
Cost of units redeemed		(13,027)	(5,158)
Account charges		(6)	(10)
Increase (decrease)		18,791	19,887
Net increase (decrease)		29,861	(11,032)
Net assets, beginning		191,768	202,800
Net assets, ending		$221,629	$191,768

Units sold		31,494	24,386
Units redeemed		(13,318)	(4,605)
Net increase (decrease)		18,176	19,781
Units outstanding, beginning		193,643	173,862
Units outstanding, ending		211,819	193,643

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$368,988
Cost of units redeemed/account charges			(122,502)
Net investment income (loss)			12,679
Net realized gain (loss)			(8,419)
Realized gain distributions			5,079
Net change in unrealized appreciation (depreciation)			(34,196)
Net assets			$221,629
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	212	$222	1.25%	5.7%	12/31/2023	$1.06	0	$0	1.00%	5.9%	12/31/2023	$1.07	0	$0	0.75%	6.2%
12/31/2022	0.99	194	192	1.25%	-15.1%	12/31/2022	1.00	0	0	1.00%	-14.9%	12/31/2022	1.01	0	0	0.75%	-14.7%
12/31/2021	1.17	174	203	1.25%	-2.1%	12/31/2021	1.18	0	0	1.00%	-1.8%	12/31/2021	1.18	0	0	0.75%	-1.6%
12/31/2020	1.19	220	262	1.25%	8.0%	12/31/2020	1.20	0	0	1.00%	8.2%	12/31/2020	1.20	0	0	0.75%	8.5%
12/31/2019	1.10	0	0	1.25%	8.9%	12/31/2019	1.11	0	0	1.00%	9.2%	12/31/2019	1.11	0	0	0.75%	9.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	6.4%	12/31/2023	$1.10	0	$0	0.25%	6.7%	12/31/2023	$1.12	0	$0	0.00%	7.0%
12/31/2022	1.02	0	0	0.50%	-14.5%	12/31/2022	1.03	0	0	0.25%	-14.2%	12/31/2022	1.04	0	0	0.00%	-14.0%
12/31/2021	1.19	0	0	0.50%	-1.3%	12/31/2021	1.20	0	0	0.25%	-1.1%	12/31/2021	1.21	0	0	0.00%	-0.8%
12/31/2020	1.21	0	0	0.50%	8.8%	12/31/2020	1.22	0	0	0.25%	9.1%	12/31/2020	1.22	0	0	0.00%	9.3%
12/31/2019	1.11	0	0	0.50%	9.7%	12/31/2019	1.12	0	0	0.25%	10.0%	12/31/2019	1.12	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	2.9%
2021	2.4%
2020	0.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford World Bond Fund R6 Class - 06-3P7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,898	$8,646	903
Receivables: investments sold	251
Payables: investments purchased	-
Net assets	$9,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,149	9,066	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$9,149	9,066

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$128
Mortality & expense charges			(29)
Net investment income (loss)			99

Gain (loss) on investments:
Net realized gain (loss)			(53)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			252
Net gain (loss)			199

Increase (decrease) in net assets from operations			$298

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$99	$-
Net realized gain (loss)		(53)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		252	-

Increase (decrease) in net assets from operations		298	-

Contract owner transactions:
Proceeds from units sold		11,214	-
Cost of units redeemed		(2,361)	-
Account charges		(7)	-
Increase (decrease)		8,846	-
Net increase (decrease)		9,144	-
Net assets, beginning		5	5
Net assets, ending		$9,149	$5

Units sold		11,516	-
Units redeemed		(2,455)	-
Net increase (decrease)		9,061	-
Units outstanding, beginning		5	5
Units outstanding, ending		9,066	5

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$846,586
Cost of units redeemed/account charges			(832,921)
Net investment income (loss)			3,127
Net realized gain (loss)			(10,033)
Realized gain distributions			2,138
Net change in unrealized appreciation (depreciation)			252
Net assets			$9,149
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	9	$9	1.25%	3.0%	12/31/2023	$1.02	0	$0	1.00%	3.3%	12/31/2023	$1.04	0	$0	0.75%	3.5%
12/31/2022	0.98	0	0	1.25%	-4.9%	12/31/2022	0.99	0	0	1.00%	-4.6%	12/31/2022	1.00	0	0	0.75%	-4.4%
12/31/2021	1.03	0	0	1.25%	-2.1%	12/31/2021	1.04	0	0	1.00%	-1.9%	12/31/2021	1.05	0	0	0.75%	-1.6%
12/31/2020	1.05	539	567	1.25%	0.6%	12/31/2020	1.06	0	0	1.00%	0.8%	12/31/2020	1.06	0	0	0.75%	1.1%
12/31/2019	1.05	475	496	1.25%	2.7%	12/31/2019	1.05	0	0	1.00%	3.0%	12/31/2019	1.05	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	3.8%	12/31/2023	$1.06	0	$0	0.25%	4.0%	12/31/2023	$1.08	0	$0	0.00%	4.3%
12/31/2022	1.01	0	0	0.50%	-4.2%	12/31/2022	1.02	0	0	0.25%	-3.9%	12/31/2022	1.03	0	0	0.00%	-3.7%
12/31/2021	1.05	0	0	0.50%	-1.4%	12/31/2021	1.06	0	0	0.25%	-1.1%	12/31/2021	1.07	0	0	0.00%	-0.9%
12/31/2020	1.07	0	0	0.50%	1.3%	12/31/2020	1.07	0	0	0.25%	1.6%	12/31/2020	1.08	0	0	0.00%	1.9%
12/31/2019	1.05	0	0	0.50%	3.5%	12/31/2019	1.06	0	0	0.25%	3.8%	12/31/2019	1.06	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.0%
2021	1.2%
2020	0.8%
2019	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford Balanced Income Fund R6 Class - 06-3P9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$319,367	$337,664	22,037
Receivables: investments sold	170
Payables: investments purchased	-
Net assets	$319,537

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$319,537	249,683	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$319,537	249,683

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,969
Mortality & expense charges			(3,305)
Net investment income (loss)			6,664

Gain (loss) on investments:
Net realized gain (loss)			(2,040)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,600
Net gain (loss)			13,560

Increase (decrease) in net assets from operations			$20,224

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,664	$5,119
Net realized gain (loss)		(2,040)	(17,152)
Realized gain distributions		-	7,075
Net change in unrealized appreciation (depreciation)		15,600	(37,519)

Increase (decrease) in net assets from operations		20,224	(42,477)

Contract owner transactions:
Proceeds from units sold		69,244	110,583
Cost of units redeemed		(13,363)	(180,574)
Account charges		(134)	(77)
Increase (decrease)		55,747	(70,068)
Net increase (decrease)		75,971	(112,545)
Net assets, beginning		243,566	356,111
Net assets, ending		$319,537	$243,566

Units sold		57,754	85,735
Units redeemed		(11,064)	(150,293)
Net increase (decrease)		46,690	(64,558)
Units outstanding, beginning		202,993	267,551
Units outstanding, ending		249,683	202,993

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$796,418
Cost of units redeemed/account charges			(478,537)
Net investment income (loss)			16,115
Net realized gain (loss)			(19,557)
Realized gain distributions			23,395
Net change in unrealized appreciation (depreciation)			(18,297)
Net assets			$319,537
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	250	$320	1.25%	6.7%	12/31/2023	$1.30	0	$0	1.00%	6.9%	12/31/2023	$1.31	0	$0	0.75%	7.2%
12/31/2022	1.20	203	244	1.25%	-9.9%	12/31/2022	1.21	0	0	1.00%	-9.6%	12/31/2022	1.22	0	0	0.75%	-9.4%
12/31/2021	1.33	268	356	1.25%	8.9%	12/31/2021	1.34	0	0	1.00%	9.1%	12/31/2021	1.35	0	0	0.75%	9.4%
12/31/2020	1.22	137	167	1.25%	6.5%	12/31/2020	1.23	0	0	1.00%	6.8%	12/31/2020	1.24	0	0	0.75%	7.0%
12/31/2019	1.15	0	0	1.25%	17.9%	12/31/2019	1.15	0	0	1.00%	18.2%	12/31/2019	1.15	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	7.5%	12/31/2023	$1.35	0	$0	0.25%	7.7%	12/31/2023	$1.36	0	$0	0.00%	8.0%
12/31/2022	1.24	0	0	0.50%	-9.2%	12/31/2022	1.25	0	0	0.25%	-8.9%	12/31/2022	1.26	0	0	0.00%	-8.7%
12/31/2021	1.36	0	0	0.50%	9.7%	12/31/2021	1.37	0	0	0.25%	10.0%	12/31/2021	1.38	0	0	0.00%	10.2%
12/31/2020	1.24	0	0	0.50%	7.3%	12/31/2020	1.25	0	0	0.25%	7.6%	12/31/2020	1.26	0	0	0.00%	7.9%
12/31/2019	1.16	0	0	0.50%	18.8%	12/31/2019	1.16	0	0	0.25%	19.1%	12/31/2019	1.16	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	3.1%
2021	2.5%
2020	1.3%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Climate Opps R6 Class - 06-3XH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$313	$305	20
Receivables: investments sold	-
Payables: investments purchased	(14)
Net assets	$299

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$299	178	$1.68
Band 100	-	-	1.70
Band 75	-	-	1.72
Band 50	-	-	1.74
Band 25	-	-	1.76
Band 0	-	-	1.78
Total	$299	178

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2
Mortality & expense charges			-
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8
Net gain (loss)			8

Increase (decrease) in net assets from operations			$10

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8	-

Increase (decrease) in net assets from operations		10	-

Contract owner transactions:
Proceeds from units sold		303	-
Cost of units redeemed		(14)	-
Account charges		-	-
Increase (decrease)		289	-
Net increase (decrease)		299	-
Net assets, beginning		-	-
Net assets, ending		$299	$-

Units sold		186	-
Units redeemed		(8)	-
Net increase (decrease)		178	-
Units outstanding, beginning		-	-
Units outstanding, ending		178	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$303
Cost of units redeemed/account charges			(14)
Net investment income (loss)			2
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8
Net assets			$299
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	0	$0	1.25%	10.2%	12/31/2023	$1.70	0	$0	1.00%	10.4%	12/31/2023	$1.72	0	$0	0.75%	10.7%
12/31/2022	1.52	0	0	1.25%	-19.2%	12/31/2022	1.54	0	0	1.00%	-19.0%	12/31/2022	1.55	0	0	0.75%	-18.8%
12/31/2021	1.89	0	0	1.25%	13.5%	12/31/2021	1.90	0	0	1.00%	13.7%	12/31/2021	1.91	0	0	0.75%	14.0%
12/31/2020	1.66	0	0	1.25%	39.8%	12/31/2020	1.67	0	0	1.00%	40.2%	12/31/2020	1.68	0	0	0.75%	40.5%
12/31/2019	1.19	0	0	1.25%	19.0%	12/31/2019	1.19	0	0	1.00%	19.2%	12/31/2019	1.19	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.74	0	$0	0.50%	11.0%	12/31/2023	$1.76	0	$0	0.25%	11.3%	12/31/2023	$1.78	0	$0	0.00%	11.6%
12/31/2022	1.57	0	0	0.50%	-18.6%	12/31/2022	1.58	0	0	0.25%	-18.4%	12/31/2022	1.59	0	0	0.00%	-18.2%
12/31/2021	1.92	0	0	0.50%	14.3%	12/31/2021	1.94	0	0	0.25%	14.6%	12/31/2021	1.95	0	0	0.00%	14.9%
12/31/2020	1.68	0	0	0.50%	40.9%	12/31/2020	1.69	0	0	0.25%	41.2%	12/31/2020	1.70	0	0	0.00%	41.6%
12/31/2019	1.20	0	0	0.50%	19.5%	12/31/2019	1.20	0	0	0.25%	19.7%	12/31/2019	1.20	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford International Growth Fund R6 Class - 06-3WC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	1.25%	17.5%	12/31/2023	$1.18	0	$0	1.00%	17.7%	12/31/2023	$1.20	0	$0	0.75%	18.0%
12/31/2022	1.00	0	0	1.25%	-28.7%	12/31/2022	1.01	0	0	1.00%	-28.5%	12/31/2022	1.01	0	0	0.75%	-28.3%
12/31/2021	1.40	0	0	1.25%	2.7%	12/31/2021	1.41	0	0	1.00%	3.0%	12/31/2021	1.42	0	0	0.75%	3.2%
12/31/2020	1.36	0	0	1.25%	22.1%	12/31/2020	1.36	0	0	1.00%	22.4%	12/31/2020	1.37	0	0	0.75%	22.7%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.12	0	0	1.00%	11.5%	12/31/2019	1.12	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	18.3%	12/31/2023	$1.23	0	$0	0.25%	18.6%	12/31/2023	$1.24	0	$0	0.00%	18.9%
12/31/2022	1.02	0	0	0.50%	-28.1%	12/31/2022	1.03	0	0	0.25%	-27.9%	12/31/2022	1.04	0	0	0.00%	-27.8%
12/31/2021	1.42	0	0	0.50%	3.5%	12/31/2021	1.43	0	0	0.25%	3.7%	12/31/2021	1.44	0	0	0.00%	4.0%
12/31/2020	1.38	0	0	0.50%	23.0%	12/31/2020	1.38	0	0	0.25%	23.3%	12/31/2020	1.39	0	0	0.00%	23.6%
12/31/2019	1.12	0	0	0.50%	12.0%	12/31/2019	1.12	0	0	0.25%	12.2%	12/31/2019	1.12	0	0	0.00%	12.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford World Bond Fund R4 Class - 06-3YH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,841	$18,741	2,131
Receivables: investments sold	2,473
Payables: investments purchased	-
Net assets	$21,314

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,314	22,531	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$21,314	22,531

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,850
Mortality & expense charges			(5,908)
Net investment income (loss)			942

Gain (loss) on investments:
Net realized gain (loss)			(60,194)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			58,516
Net gain (loss)			(1,678)

Increase (decrease) in net assets from operations			$(736)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$942	$(13,148)
Net realized gain (loss)		(60,194)	(34,889)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		58,516	(19,410)

Increase (decrease) in net assets from operations		(736)	(67,447)

Contract owner transactions:
Proceeds from units sold		68,144	193,334
Cost of units redeemed		(1,060,541)	(908,301)
Account charges		(20)	(674)
Increase (decrease)		(992,417)	(715,641)
Net increase (decrease)		(993,153)	(783,088)
Net assets, beginning		1,014,467	1,797,555
Net assets, ending		$21,314	$1,014,467

Units sold		72,905	216,803
Units redeemed		(1,150,364)	(963,850)
Net increase (decrease)		(1,077,459)	(747,047)
Units outstanding, beginning		1,099,990	1,847,037
Units outstanding, ending		22,531	1,099,990

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$26,928,536
Cost of units redeemed/account charges			(26,703,623)
Net investment income (loss)			(23,889)
Net realized gain (loss)			(230,489)
Realized gain distributions			50,679
Net change in unrealized appreciation (depreciation)			100
Net assets			$21,314
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	23	$21	1.25%	2.6%	12/31/2023	$0.96	0	$0	1.00%	2.8%	12/31/2023	$0.97	0	$0	0.75%	3.1%
12/31/2022	0.92	1,100	1,014	1.25%	-5.2%	12/31/2022	0.93	0	0	1.00%	-5.0%	12/31/2022	0.94	0	0	0.75%	-4.8%
12/31/2021	0.97	1,847	1,798	1.25%	-2.5%	12/31/2021	0.98	0	0	1.00%	-2.3%	12/31/2021	0.99	0	0	0.75%	-2.0%
12/31/2020	1.00	19,599	19,566	1.25%	0.1%	12/31/2020	1.00	0	0	1.00%	0.4%	12/31/2020	1.01	0	0	0.75%	0.6%
12/31/2019	1.00	10,471	10,439	1.25%	-0.3%	12/31/2019	1.00	0	0	1.00%	-0.2%	12/31/2019	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	3.3%	12/31/2023	$0.99	0	$0	0.25%	3.6%	12/31/2023	$1.00	0	$0	0.00%	3.9%
12/31/2022	0.95	0	0	0.50%	-4.5%	12/31/2022	0.96	0	0	0.25%	-4.3%	12/31/2022	0.96	0	0	0.00%	-4.0%
12/31/2021	0.99	0	0	0.50%	-1.8%	12/31/2021	1.00	0	0	0.25%	-1.5%	12/31/2021	1.00	0	0	0.00%	-1.3%
12/31/2020	1.01	0	0	0.50%	0.9%	12/31/2020	1.01	0	0	0.25%	1.2%	12/31/2020	1.02	0	0	0.00%	1.4%
12/31/2019	1.00	0	0	0.50%	0.1%	12/31/2019	1.00	0	0	0.25%	0.2%	12/31/2019	1.00	0	0	0.00%	0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	0.1%
2021	0.5%
2020	1.8%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Hartford Core Equity Fund R6 Class - 06-3YJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,361,365	$8,552,144	201,652
Receivables: investments sold	-
Payables: investments purchased	(26,890)
Net assets	$9,334,475

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,334,475	6,056,919	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$9,334,475	6,056,919

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$101,347
Mortality & expense charges			(99,862)
Net investment income (loss)			1,485

Gain (loss) on investments:
Net realized gain (loss)			(166)
Realized gain distributions			178,255
Net change in unrealized appreciation (depreciation)			1,330,215
Net gain (loss)			1,508,304

Increase (decrease) in net assets from operations			$1,509,789

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,485	$2,504
Net realized gain (loss)		(166)	40,032
Realized gain distributions		178,255	202,400
Net change in unrealized appreciation (depreciation)		1,330,215	(1,903,503)

Increase (decrease) in net assets from operations		1,509,789	(1,658,567)

Contract owner transactions:
Proceeds from units sold		1,086,523	1,418,623
Cost of units redeemed		(706,687)	(610,594)
Account charges		(2,054)	(1,364)
Increase (decrease)		377,782	806,665
Net increase (decrease)		1,887,571	(851,902)
Net assets, beginning		7,446,904	8,298,806
Net assets, ending		$9,334,475	$7,446,904

Units sold		770,420	1,053,560
Units redeemed		(515,308)	(446,090)
Net increase (decrease)		255,112	607,470
Units outstanding, beginning		5,801,807	5,194,337
Units outstanding, ending		6,056,919	5,801,807

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,792,409
Cost of units redeemed/account charges			(9,128,400)
Net investment income (loss)			(14,192)
Net realized gain (loss)			298,075
Realized gain distributions			577,362
Net change in unrealized appreciation (depreciation)			809,221
Net assets			$9,334,475
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	6,057	$9,334	1.25%	20.1%	12/31/2023	$1.56	0	$0	1.00%	20.4%	12/31/2023	$1.58	0	$0	0.75%	20.7%
12/31/2022	1.28	5,802	7,447	1.25%	-19.7%	12/31/2022	1.29	0	0	1.00%	-19.5%	12/31/2022	1.31	0	0	0.75%	-19.3%
12/31/2021	1.60	5,194	8,299	1.25%	23.1%	12/31/2021	1.61	0	0	1.00%	23.4%	12/31/2021	1.62	0	0	0.75%	23.7%
12/31/2020	1.30	2,059	2,672	1.25%	17.0%	12/31/2020	1.30	0	0	1.00%	17.3%	12/31/2020	1.31	0	0	0.75%	17.6%
12/31/2019	1.11	59	66	1.25%	10.9%	12/31/2019	1.11	0	0	1.00%	11.1%	12/31/2019	1.11	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	0.50%	21.0%	12/31/2023	$1.61	0	$0	0.25%	21.3%	12/31/2023	$1.63	0	$0	0.00%	21.6%
12/31/2022	1.32	0	0	0.50%	-19.1%	12/31/2022	1.33	0	0	0.25%	-18.9%	12/31/2022	1.34	0	0	0.00%	-18.7%
12/31/2021	1.63	0	0	0.50%	24.0%	12/31/2021	1.64	0	0	0.25%	24.3%	12/31/2021	1.65	0	0	0.00%	24.6%
12/31/2020	1.31	0	0	0.50%	17.9%	12/31/2020	1.32	0	0	0.25%	18.2%	12/31/2020	1.32	0	0	0.00%	18.5%
12/31/2019	1.11	0	0	0.50%	11.4%	12/31/2019	1.12	0	0	0.25%	11.5%	12/31/2019	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	1.2%
2021	1.1%
2020	1.6%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R4 Class - 06-39P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(289)
Net realized gain (loss)		-	(2,742)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(4,107)

Increase (decrease) in net assets from operations		-	(7,138)

Contract owner transactions:
Proceeds from units sold		-	4,702
Cost of units redeemed		-	(27,404)
Account charges		-	-
Increase (decrease)		-	(22,702)
Net increase (decrease)		-	(29,840)
Net assets, beginning		-	29,840
Net assets, ending		$-	$-

Units sold		-	3,912
Units redeemed		-	(24,010)
Net increase (decrease)		-	(20,098)
Units outstanding, beginning		-	20,098
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$25,643
Cost of units redeemed/account charges			(27,405)
Net investment income (loss)			(881)
Net realized gain (loss)			(2,618)
Realized gain distributions			5,261
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	1.25%	13.0%	12/31/2023	$1.27	0	$0	1.00%	13.2%	12/31/2023	$1.29	0	$0	0.75%	13.5%
12/31/2022	1.11	0	0	1.25%	-25.3%	12/31/2022	1.12	0	0	1.00%	-25.1%	12/31/2022	1.13	0	0	0.75%	-25.0%
12/31/2021	1.48	20	30	1.25%	8.2%	12/31/2021	1.50	0	0	1.00%	8.4%	12/31/2021	1.51	0	0	0.75%	8.7%
12/31/2020	1.37	16	22	1.25%	23.0%	12/31/2020	1.38	0	0	1.00%	23.3%	12/31/2020	1.39	0	0	0.75%	23.6%
12/31/2019	1.12	12	13	1.25%	30.6%	12/31/2019	1.12	0	0	1.00%	30.9%	12/31/2019	1.12	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	13.8%	12/31/2023	$1.32	0	$0	0.25%	14.1%	12/31/2023	$1.34	0	$0	0.00%	14.4%
12/31/2022	1.15	0	0	0.50%	-24.8%	12/31/2022	1.16	0	0	0.25%	-24.6%	12/31/2022	1.17	0	0	0.00%	-24.4%
12/31/2021	1.53	0	0	0.50%	9.0%	12/31/2021	1.54	0	0	0.25%	9.2%	12/31/2021	1.55	0	0	0.00%	9.5%
12/31/2020	1.40	0	0	0.50%	24.0%	12/31/2020	1.41	0	0	0.25%	24.3%	12/31/2020	1.42	0	0	0.00%	24.6%
12/31/2019	1.13	0	0	0.50%	31.6%	12/31/2019	1.13	0	0	0.25%	31.9%	12/31/2019	1.14	0	0	0.00%	32.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust The Hartford MidCap Fund R3 Class - 06-39R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,863	$36,852	1,151
Receivables: investments sold	25
Payables: investments purchased	-
Net assets	$33,888

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,888	27,550	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$33,888	27,550

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(379)
Net investment income (loss)			(379)

Gain (loss) on investments:
Net realized gain (loss)			(677)
Realized gain distributions			661
Net change in unrealized appreciation (depreciation)			3,926
Net gain (loss)			3,910

Increase (decrease) in net assets from operations			$3,531

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(379)	$(602)
Net realized gain (loss)		(677)	(3,864)
Realized gain distributions		661	2,086
Net change in unrealized appreciation (depreciation)		3,926	(12,789)

Increase (decrease) in net assets from operations		3,531	(15,169)

Contract owner transactions:
Proceeds from units sold		5,626	5,578
Cost of units redeemed		(2,237)	(23,711)
Account charges		-	-
Increase (decrease)		3,389	(18,133)
Net increase (decrease)		6,920	(33,302)
Net assets, beginning		26,968	60,270
Net assets, ending		$33,888	$26,968

Units sold		4,921	4,830
Units redeemed		(2,049)	(21,213)
Net increase (decrease)		2,872	(16,383)
Units outstanding, beginning		24,678	41,061
Units outstanding, ending		27,550	24,678

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$63,101
Cost of units redeemed/account charges			(35,321)
Net investment income (loss)			(2,513)
Net realized gain (loss)			(3,798)
Realized gain distributions			15,408
Net change in unrealized appreciation (depreciation)			(2,989)
Net assets			$33,888
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	28	$34	1.25%	12.6%	12/31/2023	$1.25	0	$0	1.00%	12.8%	12/31/2023	$1.27	0	$0	0.75%	13.1%
12/31/2022	1.09	25	27	1.25%	-25.6%	12/31/2022	1.11	0	0	1.00%	-25.4%	12/31/2022	1.12	0	0	0.75%	-25.2%
12/31/2021	1.47	41	60	1.25%	7.8%	12/31/2021	1.48	0	0	1.00%	8.1%	12/31/2021	1.49	0	0	0.75%	8.3%
12/31/2020	1.36	38	51	1.25%	22.7%	12/31/2020	1.37	0	0	1.00%	23.0%	12/31/2020	1.38	0	0	0.75%	23.3%
12/31/2019	1.11	41	45	1.25%	30.2%	12/31/2019	1.11	0	0	1.00%	30.5%	12/31/2019	1.12	0	0	0.75%	30.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	13.4%	12/31/2023	$1.30	0	$0	0.25%	13.7%	12/31/2023	$1.32	0	$0	0.00%	14.0%
12/31/2022	1.13	0	0	0.50%	-25.0%	12/31/2022	1.14	0	0	0.25%	-24.8%	12/31/2022	1.16	0	0	0.00%	-24.6%
12/31/2021	1.51	0	0	0.50%	8.6%	12/31/2021	1.52	0	0	0.25%	8.9%	12/31/2021	1.54	0	0	0.00%	9.2%
12/31/2020	1.39	0	0	0.50%	23.6%	12/31/2020	1.40	0	0	0.25%	23.9%	12/31/2020	1.41	0	0	0.00%	24.2%
12/31/2019	1.12	0	0	0.50%	31.2%	12/31/2019	1.13	0	0	0.25%	31.5%	12/31/2019	1.13	0	0	0.00%	31.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Monteagle Opportunity Equity Fund Institutional Class - 06-399 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.90
Band 100	-	-	2.98
Band 75	-	-	3.08
Band 50	-	-	3.17
Band 25	-	-	3.27
Band 0	-	-	3.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,154
Cost of units redeemed/account charges			(1,249)
Net investment income (loss)			3
Net realized gain (loss)			(199)
Realized gain distributions			291
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.90	0	$0	1.25%	12.5%	12/31/2023	$2.98	0	$0	1.00%	12.8%	12/31/2023	$3.08	0	$0	0.75%	13.0%
12/31/2022	2.57	0	0	1.25%	-6.0%	12/31/2022	2.65	0	0	1.00%	-5.8%	12/31/2022	2.72	0	0	0.75%	-5.5%
12/31/2021	2.74	0	0	1.25%	18.9%	12/31/2021	2.81	0	0	1.00%	19.2%	12/31/2021	2.88	0	0	0.75%	19.5%
12/31/2020	2.30	0	0	1.25%	11.7%	12/31/2020	2.36	0	0	1.00%	12.0%	12/31/2020	2.41	0	0	0.75%	12.2%
12/31/2019	2.06	0	0	1.25%	23.0%	12/31/2019	2.10	0	0	1.00%	23.3%	12/31/2019	2.15	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.17	0	$0	0.50%	13.3%	12/31/2023	$3.27	0	$0	0.25%	13.6%	12/31/2023	$3.37	0	$0	0.00%	13.9%
12/31/2022	2.80	0	0	0.50%	-5.3%	12/31/2022	2.88	0	0	0.25%	-5.1%	12/31/2022	2.96	0	0	0.00%	-4.8%
12/31/2021	2.96	0	0	0.50%	19.8%	12/31/2021	3.03	0	0	0.25%	20.1%	12/31/2021	3.11	0	0	0.00%	20.4%
12/31/2020	2.47	0	0	0.50%	12.5%	12/31/2020	2.52	0	0	0.25%	12.8%	12/31/2020	2.58	0	0	0.00%	13.1%
12/31/2019	2.19	0	0	0.50%	23.9%	12/31/2019	2.24	0	0	0.25%	24.2%	12/31/2019	2.28	0	0	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Monteagle Opportunity Equity Fund Investor Class - 06-105

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.81
Band 100	-	-	2.90
Band 75	-	-	3.00
Band 50	-	-	3.10
Band 25	-	-	3.21
Band 0	-	-	3.31
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			3
Net investment income (loss)			3

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(3)

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3	$-
Net realized gain (loss)		(3)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		5	3
Cost of units redeemed		(8)	-
Account charges		-	-
Increase (decrease)		(3)	3
Net increase (decrease)		(3)	3
Net assets, beginning		3	-
Net assets, ending		$-	$3

Units sold		2	1
Units redeemed		(3)	-
Net increase (decrease)		(1)	1
Units outstanding, beginning		1	-
Units outstanding, ending		-	1

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$569,078
Cost of units redeemed/account charges			(577,208)
Net investment income (loss)			(2,499)
Net realized gain (loss)			8,177
Realized gain distributions			2,452
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.81	0	$0	1.25%	12.0%	12/31/2023	$2.90	0	$0	1.00%	12.3%	12/31/2023	$3.00	0	$0	0.75%	12.6%
12/31/2022	2.51	0	0	1.25%	-6.5%	12/31/2022	2.59	0	0	1.00%	-6.3%	12/31/2022	2.67	0	0	0.75%	-6.0%
12/31/2021	2.68	0	0	1.25%	18.3%	12/31/2021	2.76	0	0	1.00%	18.6%	12/31/2021	2.84	0	0	0.75%	18.9%
12/31/2020	2.27	0	0	1.25%	11.1%	12/31/2020	2.32	0	0	1.00%	11.4%	12/31/2020	2.38	0	0	0.75%	11.7%
12/31/2019	2.04	0	0	1.25%	23.5%	12/31/2019	2.09	0	0	1.00%	23.8%	12/31/2019	2.14	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.10	0	$0	0.50%	12.9%	12/31/2023	$3.21	0	$0	0.25%	13.2%	12/31/2023	$3.31	0	$0	0.00%	13.4%
12/31/2022	2.75	0	0	0.50%	-5.8%	12/31/2022	2.83	0	0	0.25%	-5.6%	12/31/2022	2.92	0	0	0.00%	-5.3%
12/31/2021	2.92	0	0	0.50%	19.2%	12/31/2021	3.00	0	0	0.25%	19.5%	12/31/2021	3.08	0	0	0.00%	19.8%
12/31/2020	2.45	0	0	0.50%	12.0%	12/31/2020	2.51	0	0	0.25%	12.2%	12/31/2020	2.57	0	0	0.00%	12.5%
12/31/2019	2.19	0	0	0.50%	24.4%	12/31/2019	2.24	0	0	0.25%	24.7%	12/31/2019	2.29	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund R Class - 06-772

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$570,766	$542,035	20,880
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$570,861

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$570,861	197,950	$2.88
Band 100	-	-	2.97
Band 75	-	-	3.05
Band 50	-	-	3.13
Band 25	-	-	3.22
Band 0	-	-	3.31
Total	$570,861	197,950

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,549
Mortality & expense charges			(6,246)
Net investment income (loss)			1,303

Gain (loss) on investments:
Net realized gain (loss)			431
Realized gain distributions			35,494
Net change in unrealized appreciation (depreciation)			15,953
Net gain (loss)			51,878

Increase (decrease) in net assets from operations			$53,181

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,303	$979
Net realized gain (loss)		431	37,579
Realized gain distributions		35,494	46,119
Net change in unrealized appreciation (depreciation)		15,953	(89,280)

Increase (decrease) in net assets from operations		53,181	(4,603)

Contract owner transactions:
Proceeds from units sold		60,711	52,346
Cost of units redeemed		(7,308)	(218,501)
Account charges		(589)	(511)
Increase (decrease)		52,814	(166,666)
Net increase (decrease)		105,995	(171,269)
Net assets, beginning		464,866	636,135
Net assets, ending		$570,861	$464,866

Units sold		22,666	20,316
Units redeemed		(3,003)	(84,290)
Net increase (decrease)		19,663	(63,974)
Units outstanding, beginning		178,287	242,261
Units outstanding, ending		197,950	178,287

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,755,604
Cost of units redeemed/account charges			(4,950,999)
Net investment income (loss)			23,931
Net realized gain (loss)			120,694
Realized gain distributions			592,900
Net change in unrealized appreciation (depreciation)			28,731
Net assets			$570,861
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.88	198	$571	1.25%	10.6%	12/31/2023	$2.97	0	$0	1.00%	10.9%	12/31/2023	$3.05	0	$0	0.75%	11.2%
12/31/2022	2.61	178	465	1.25%	-0.7%	12/31/2022	2.67	0	0	1.00%	-0.5%	12/31/2022	2.74	0	0	0.75%	-0.2%
12/31/2021	2.63	242	636	1.25%	31.4%	12/31/2021	2.69	0	0	1.00%	31.7%	12/31/2021	2.75	0	0	0.75%	32.0%
12/31/2020	2.00	306	611	1.25%	-2.3%	12/31/2020	2.04	0	0	1.00%	-2.0%	12/31/2020	2.08	0	0	0.75%	-1.8%
12/31/2019	2.05	318	651	1.25%	23.5%	12/31/2019	2.08	0	0	1.00%	23.8%	12/31/2019	2.12	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.13	0	$0	0.50%	11.4%	12/31/2023	$3.22	0	$0	0.25%	11.7%	12/31/2023	$3.31	0	$0	0.00%	12.0%
12/31/2022	2.81	0	0	0.50%	0.0%	12/31/2022	2.89	0	0	0.25%	0.3%	12/31/2022	2.96	0	0	0.00%	0.5%
12/31/2021	2.81	0	0	0.50%	32.4%	12/31/2021	2.88	0	0	0.25%	32.7%	12/31/2021	2.94	0	0	0.00%	33.0%
12/31/2020	2.12	0	0	0.50%	-1.6%	12/31/2020	2.17	0	0	0.25%	-1.3%	12/31/2020	2.21	0	0	0.00%	-1.1%
12/31/2019	2.16	0	0	0.50%	24.4%	12/31/2019	2.20	0	0	0.25%	24.7%	12/31/2019	2.24	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.3%
2021	1.2%
2020	1.8%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund A Class - 06-771

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$255,113	$263,929	9,336
Receivables: investments sold	-
Payables: investments purchased	(36)
Net assets	$255,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$255,077	86,058	$2.96
Band 100	-	-	3.05
Band 75	-	-	3.13
Band 50	-	-	3.22
Band 25	-	-	3.31
Band 0	-	-	3.41
Total	$255,077	86,058

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,563
Mortality & expense charges			(2,474)
Net investment income (loss)			1,089

Gain (loss) on investments:
Net realized gain (loss)			(1,034)
Realized gain distributions			15,876
Net change in unrealized appreciation (depreciation)			7,319
Net gain (loss)			22,161

Increase (decrease) in net assets from operations			$23,250

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,089	$877
Net realized gain (loss)		(1,034)	(438)
Realized gain distributions		15,876	17,949
Net change in unrealized appreciation (depreciation)		7,319	(24,544)

Increase (decrease) in net assets from operations		23,250	(6,156)

Contract owner transactions:
Proceeds from units sold		64,371	47,716
Cost of units redeemed		(12,623)	(99,404)
Account charges		(1,120)	(1,066)
Increase (decrease)		50,628	(52,754)
Net increase (decrease)		73,878	(58,910)
Net assets, beginning		181,199	240,109
Net assets, ending		$255,077	$181,199

Units sold		23,330	17,592
Units redeemed		(5,037)	(39,229)
Net increase (decrease)		18,293	(21,637)
Units outstanding, beginning		67,765	89,402
Units outstanding, ending		86,058	67,765

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,850,402
Cost of units redeemed/account charges			(15,075,218)
Net investment income (loss)			105,406
Net realized gain (loss)			456,436
Realized gain distributions			926,867
Net change in unrealized appreciation (depreciation)			(8,816)
Net assets			$255,077
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.96	86	$255	1.25%	10.8%	12/31/2023	$3.05	0	$0	1.00%	11.1%	12/31/2023	$3.13	0	$0	0.75%	11.4%
12/31/2022	2.67	68	181	1.25%	-0.4%	12/31/2022	2.74	0	0	1.00%	-0.2%	12/31/2022	2.81	0	0	0.75%	0.1%
12/31/2021	2.69	89	240	1.25%	31.7%	12/31/2021	2.75	0	0	1.00%	32.0%	12/31/2021	2.81	0	0	0.75%	32.3%
12/31/2020	2.04	96	197	1.25%	-2.0%	12/31/2020	2.08	0	0	1.00%	-1.8%	12/31/2020	2.12	0	0	0.75%	-1.5%
12/31/2019	2.08	116	241	1.25%	23.8%	12/31/2019	2.12	0	0	1.00%	24.1%	12/31/2019	2.16	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.22	0	$0	0.50%	11.7%	12/31/2023	$3.31	0	$0	0.25%	12.0%	12/31/2023	$3.41	0	$0	0.00%	12.2%
12/31/2022	2.88	0	0	0.50%	0.3%	12/31/2022	2.96	0	0	0.25%	0.6%	12/31/2022	3.03	0	0	0.00%	0.8%
12/31/2021	2.88	0	0	0.50%	32.7%	12/31/2021	2.94	0	0	0.25%	33.0%	12/31/2021	3.01	0	0	0.00%	33.3%
12/31/2020	2.17	0	0	0.50%	-1.3%	12/31/2020	2.21	0	0	0.25%	-1.0%	12/31/2020	2.26	0	0	0.00%	-0.8%
12/31/2019	2.20	0	0	0.50%	24.7%	12/31/2019	2.24	0	0	0.25%	25.0%	12/31/2019	2.28	19	43	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.6%
2021	0.9%
2020	2.0%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund Investor Class - 06-817

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,614,048	$2,748,186	148,942
Receivables: investments sold	8,835
Payables: investments purchased	-
Net assets	$2,622,883

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,622,883	1,051,574	$2.49
Band 100	-	-	2.57
Band 75	-	-	2.66
Band 50	-	-	2.74
Band 25	-	-	2.83
Band 0	-	-	2.92
Total	$2,622,883	1,051,574

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$55,139
Mortality & expense charges			(37,772)
Net investment income (loss)			17,367

Gain (loss) on investments:
Net realized gain (loss)			(221,523)
Realized gain distributions			149,313
Net change in unrealized appreciation (depreciation)			267,015
Net gain (loss)			194,805

Increase (decrease) in net assets from operations			$212,172

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,367	$36,099
Net realized gain (loss)		(221,523)	97,761
Realized gain distributions		149,313	418,773
Net change in unrealized appreciation (depreciation)		267,015	(800,458)

Increase (decrease) in net assets from operations		212,172	(247,825)

Contract owner transactions:
Proceeds from units sold		503,759	1,411,432
Cost of units redeemed		(2,509,248)	(7,240,908)
Account charges		(2,440)	(5,335)
Increase (decrease)		(2,007,929)	(5,834,811)
Net increase (decrease)		(1,795,757)	(6,082,636)
Net assets, beginning		4,418,640	10,501,276
Net assets, ending		$2,622,883	$4,418,640

Units sold		216,754	610,424
Units redeemed		(1,069,790)	(3,106,075)
Net increase (decrease)		(853,036)	(2,495,651)
Units outstanding, beginning		1,904,610	4,400,261
Units outstanding, ending		1,051,574	1,904,610

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$70,394,038
Cost of units redeemed/account charges			(81,382,584)
Net investment income (loss)			1,725,869
Net realized gain (loss)			5,361,771
Realized gain distributions			6,657,927
Net change in unrealized appreciation (depreciation)			(134,138)
Net assets			$2,622,883
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.49	1,052	$2,623	1.25%	7.5%	12/31/2023	$2.57	0	$0	1.00%	7.8%	12/31/2023	$2.66	0	$0	0.75%	8.0%
12/31/2022	2.32	1,905	4,419	1.25%	-2.8%	12/31/2022	2.39	0	0	1.00%	-2.5%	12/31/2022	2.46	0	0	0.75%	-2.3%
12/31/2021	2.39	4,400	10,501	1.25%	17.6%	12/31/2021	2.45	0	0	1.00%	17.9%	12/31/2021	2.52	0	0	0.75%	18.1%
12/31/2020	2.03	15,342	31,144	1.25%	-1.0%	12/31/2020	2.08	0	0	1.00%	-0.8%	12/31/2020	2.13	0	0	0.75%	-0.5%
12/31/2019	2.05	15,677	32,161	1.25%	23.7%	12/31/2019	2.10	0	0	1.00%	24.0%	12/31/2019	2.14	0	0	0.75%	24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.74	0	$0	0.50%	8.3%	12/31/2023	$2.83	0	$0	0.25%	8.6%	12/31/2023	$2.92	0	$0	0.00%	8.9%
12/31/2022	2.53	0	0	0.50%	-2.1%	12/31/2022	2.61	0	0	0.25%	-1.8%	12/31/2022	2.68	0	0	0.00%	-1.6%
12/31/2021	2.59	0	0	0.50%	18.4%	12/31/2021	2.66	0	0	0.25%	18.7%	12/31/2021	2.73	0	0	0.00%	19.0%
12/31/2020	2.18	0	0	0.50%	-0.3%	12/31/2020	2.24	0	0	0.25%	0.0%	12/31/2020	2.29	0	0	0.00%	0.2%
12/31/2019	2.19	0	0	0.50%	24.6%	12/31/2019	2.24	0	0	0.25%	24.9%	12/31/2019	2.29	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.6%
2021	1.4%
2020	2.3%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund A Class - 06-816

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,021,152	$3,145,390	171,934
Receivables: investments sold	8,334
Payables: investments purchased	-
Net assets	$3,029,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,578,614	1,040,861	$2.48
Band 100	450,872	176,315	2.56
Band 75	-	-	2.64
Band 50	-	-	2.72
Band 25	-	-	2.81
Band 0	-	-	2.90
Total	$3,029,486	1,217,176

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$56,990
Mortality & expense charges			(37,911)
Net investment income (loss)			19,079

Gain (loss) on investments:
Net realized gain (loss)			(120,599)
Realized gain distributions			169,621
Net change in unrealized appreciation (depreciation)			142,349
Net gain (loss)			191,371

Increase (decrease) in net assets from operations			$210,450

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,079	$24,133
Net realized gain (loss)		(120,599)	(25,288)
Realized gain distributions		169,621	345,183
Net change in unrealized appreciation (depreciation)		142,349	(465,532)

Increase (decrease) in net assets from operations		210,450	(121,504)

Contract owner transactions:
Proceeds from units sold		389,384	958,513
Cost of units redeemed		(1,306,796)	(1,339,749)
Account charges		(1,941)	(2,361)
Increase (decrease)		(919,353)	(383,597)
Net increase (decrease)		(708,903)	(505,101)
Net assets, beginning		3,738,389	4,243,490
Net assets, ending		$3,029,486	$3,738,389

Units sold		167,441	415,920
Units redeemed		(565,034)	(582,096)
Net increase (decrease)		(397,593)	(166,176)
Units outstanding, beginning		1,614,769	1,780,945
Units outstanding, ending		1,217,176	1,614,769

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$33,047,352
Cost of units redeemed/account charges			(35,468,294)
Net investment income (loss)			530,952
Net realized gain (loss)			2,446,443
Realized gain distributions			2,597,271
Net change in unrealized appreciation (depreciation)			(124,238)
Net assets			$3,029,486
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.48	1,041	$2,579	1.25%	7.4%	12/31/2023	$2.56	176	$451	1.00%	7.7%	12/31/2023	$2.64	0	$0	0.75%	8.0%
12/31/2022	2.31	1,409	3,250	1.25%	-2.8%	12/31/2022	2.37	206	489	1.00%	-2.6%	12/31/2022	2.45	0	0	0.75%	-2.4%
12/31/2021	2.37	1,532	3,638	1.25%	17.5%	12/31/2021	2.44	248	606	1.00%	17.7%	12/31/2021	2.50	0	0	0.75%	18.0%
12/31/2020	2.02	1,709	3,454	1.25%	-1.1%	12/31/2020	2.07	253	524	1.00%	-0.9%	12/31/2020	2.12	0	0	0.75%	-0.6%
12/31/2019	2.04	1,905	3,894	1.25%	23.5%	12/31/2019	2.09	387	808	1.00%	23.8%	12/31/2019	2.13	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.72	0	$0	0.50%	8.2%	12/31/2023	$2.81	0	$0	0.25%	8.5%	12/31/2023	$2.90	0	$0	0.00%	8.8%
12/31/2022	2.52	0	0	0.50%	-2.1%	12/31/2022	2.59	0	0	0.25%	-1.9%	12/31/2022	2.67	0	0	0.00%	-1.6%
12/31/2021	2.57	0	0	0.50%	18.3%	12/31/2021	2.64	0	0	0.25%	18.6%	12/31/2021	2.71	0	0	0.00%	18.9%
12/31/2020	2.17	0	0	0.50%	-0.4%	12/31/2020	2.23	0	0	0.25%	-0.1%	12/31/2020	2.28	6	14	0.00%	0.1%
12/31/2019	2.18	0	0	0.50%	24.4%	12/31/2019	2.23	0	0	0.25%	24.7%	12/31/2019	2.28	5	11	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.8%
2021	2.0%
2020	2.1%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Energy Fund Investor Class - 06-810

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$579,122	$512,265	20,785
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$579,093

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$579,093	257,039	$2.25
Band 100	-	-	2.37
Band 75	-	-	2.49
Band 50	-	-	2.62
Band 25	-	-	2.76
Band 0	-	-	2.99
Total	$579,093	257,039

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,194
Mortality & expense charges			(8,041)
Net investment income (loss)			4,153

Gain (loss) on investments:
Net realized gain (loss)			72,880
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(94,392)
Net gain (loss)			(21,512)

Increase (decrease) in net assets from operations			$(17,359)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,153	$(3,393)
Net realized gain (loss)		72,880	161,907
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(94,392)	128,084

Increase (decrease) in net assets from operations		(17,359)	286,598

Contract owner transactions:
Proceeds from units sold		173,636	500,367
Cost of units redeemed		(389,096)	(536,644)
Account charges		(20)	(85)
Increase (decrease)		(215,480)	(36,362)
Net increase (decrease)		(232,839)	250,236
Net assets, beginning		811,932	561,696
Net assets, ending		$579,093	$811,932

Units sold		74,671	262,285
Units redeemed		(174,608)	(278,162)
Net increase (decrease)		(99,937)	(15,877)
Units outstanding, beginning		356,976	372,853
Units outstanding, ending		257,039	356,976

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,911,351
Cost of units redeemed/account charges			(9,937,460)
Net investment income (loss)			(170,439)
Net realized gain (loss)			(1,057,699)
Realized gain distributions			766,483
Net change in unrealized appreciation (depreciation)			66,857
Net assets			$579,093
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.25	257	$579	1.25%	-0.9%	12/31/2023	$2.37	0	$0	1.00%	-0.7%	12/31/2023	$2.49	0	$0	0.75%	-0.5%
12/31/2022	2.27	357	812	1.25%	51.0%	12/31/2022	2.39	0	0	1.00%	51.4%	12/31/2022	2.50	0	0	0.75%	51.7%
12/31/2021	1.51	373	562	1.25%	54.0%	12/31/2021	1.58	0	0	1.00%	54.4%	12/31/2021	1.65	0	0	0.75%	54.8%
12/31/2020	0.98	205	200	1.25%	-33.0%	12/31/2020	1.02	0	0	1.00%	-32.8%	12/31/2020	1.07	0	0	0.75%	-32.7%
12/31/2019	1.46	224	327	1.25%	3.5%	12/31/2019	1.52	0	0	1.00%	3.8%	12/31/2019	1.58	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.62	0	$0	0.50%	-0.2%	12/31/2023	$2.76	0	$0	0.25%	0.0%	12/31/2023	$2.99	0	$0	0.00%	0.3%
12/31/2022	2.63	0	0	0.50%	52.1%	12/31/2022	2.76	0	0	0.25%	52.5%	12/31/2022	2.99	0	0	0.00%	52.9%
12/31/2021	1.73	0	0	0.50%	55.2%	12/31/2021	1.81	0	0	0.25%	55.6%	12/31/2021	1.95	0	0	0.00%	56.0%
12/31/2020	1.11	0	0	0.50%	-32.5%	12/31/2020	1.16	0	0	0.25%	-32.3%	12/31/2020	1.25	0	0	0.00%	-32.2%
12/31/2019	1.65	0	0	0.50%	4.3%	12/31/2019	1.72	0	0	0.25%	4.5%	12/31/2019	1.85	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.0%
2021	2.7%
2020	1.7%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Energy Fund A Class - 06-835

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$784,623	$676,827	28,198
Receivables: investments sold	4,377
Payables: investments purchased	-
Net assets	$789,000

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$774,040	286,186	$2.70
Band 100	14,960	5,258	2.85
Band 75	-	-	2.99
Band 50	-	-	3.15
Band 25	-	-	3.31
Band 0	-	-	3.50
Total	$789,000	291,444

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,381
Mortality & expense charges			(12,165)
Net investment income (loss)			4,216

Gain (loss) on investments:
Net realized gain (loss)			123,384
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(172,364)
Net gain (loss)			(48,980)

Increase (decrease) in net assets from operations			$(44,764)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,216	$(3,804)
Net realized gain (loss)		123,384	146,139
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(172,364)	245,317

Increase (decrease) in net assets from operations		(44,764)	387,652

Contract owner transactions:
Proceeds from units sold		279,570	605,366
Cost of units redeemed		(589,804)	(524,616)
Account charges		(264)	(406)
Increase (decrease)		(310,498)	80,344
Net increase (decrease)		(355,262)	467,996
Net assets, beginning		1,144,262	676,266
Net assets, ending		$789,000	$1,144,262

Units sold		98,614	266,692
Units redeemed		(225,448)	(221,172)
Net increase (decrease)		(126,834)	45,520
Units outstanding, beginning		418,278	372,758
Units outstanding, ending		291,444	418,278

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,059,293
Cost of units redeemed/account charges			(13,393,694)
Net investment income (loss)			(228,336)
Net realized gain (loss)			(1,406,792)
Realized gain distributions			650,733
Net change in unrealized appreciation (depreciation)			107,796
Net assets			$789,000
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.70	286	$774	1.25%	-1.0%	12/31/2023	$2.85	5	$15	1.00%	-0.7%	12/31/2023	$2.99	0	$0	0.75%	-0.5%
12/31/2022	2.73	405	1,108	1.25%	51.0%	12/31/2022	2.87	13	37	1.00%	51.4%	12/31/2022	3.01	0	0	0.75%	51.8%
12/31/2021	1.81	348	630	1.25%	54.0%	12/31/2021	1.89	24	46	1.00%	54.4%	12/31/2021	1.98	0	0	0.75%	54.8%
12/31/2020	1.17	351	412	1.25%	-33.0%	12/31/2020	1.23	9	11	1.00%	-32.9%	12/31/2020	1.28	0	0	0.75%	-32.7%
12/31/2019	1.75	356	625	1.25%	3.5%	12/31/2019	1.83	38	69	1.00%	3.7%	12/31/2019	1.90	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.15	0	$0	0.50%	-0.2%	12/31/2023	$3.31	0	$0	0.25%	0.0%	12/31/2023	$3.50	0	$0	0.00%	0.3%
12/31/2022	3.16	0	0	0.50%	52.2%	12/31/2022	3.31	0	0	0.25%	52.5%	12/31/2022	3.50	0	0	0.00%	52.9%
12/31/2021	2.07	0	0	0.50%	55.2%	12/31/2021	2.17	0	0	0.25%	55.6%	12/31/2021	2.29	0	0	0.00%	56.0%
12/31/2020	1.34	0	0	0.50%	-32.5%	12/31/2020	1.40	0	0	0.25%	-32.4%	12/31/2020	1.47	0	0	0.00%	-32.2%
12/31/2019	1.98	0	0	0.50%	4.3%	12/31/2019	2.06	0	0	0.25%	4.5%	12/31/2019	2.16	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.1%
2021	2.1%
2020	1.6%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG Y Class - 06-055

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$89,027	$92,285	12,753
Receivables: investments sold	-
Payables: investments purchased	(2,174)
Net assets	$86,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$86,853	68,511	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.39
Band 0	-	-	1.43
Total	$86,853	68,511

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,652
Mortality & expense charges			(1,978)
Net investment income (loss)			11,674

Gain (loss) on investments:
Net realized gain (loss)			(15,089)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,407
Net gain (loss)			3,318

Increase (decrease) in net assets from operations			$14,992

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,674	$13,455
Net realized gain (loss)		(15,089)	(333)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,407	(21,909)

Increase (decrease) in net assets from operations		14,992	(8,787)

Contract owner transactions:
Proceeds from units sold		14,548	179,594
Cost of units redeemed		(189,638)	(4,450)
Account charges		(7)	(3)
Increase (decrease)		(175,097)	175,141
Net increase (decrease)		(160,105)	166,354
Net assets, beginning		246,958	80,604
Net assets, ending		$86,853	$246,958

Units sold		12,006	151,054
Units redeemed		(158,507)	(3,852)
Net increase (decrease)		(146,501)	147,202
Units outstanding, beginning		215,012	67,810
Units outstanding, ending		68,511	215,012

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$570,886
Cost of units redeemed/account charges			(501,292)
Net investment income (loss)			39,568
Net realized gain (loss)			(19,051)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,258)
Net assets			$86,853
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	69	$87	1.25%	10.4%	12/31/2023	$1.30	0	$0	1.00%	10.6%	12/31/2023	$1.33	0	$0	0.75%	10.9%
12/31/2022	1.15	215	247	1.25%	-3.4%	12/31/2022	1.17	0	0	1.00%	-3.1%	12/31/2022	1.20	0	0	0.75%	-2.9%
12/31/2021	1.19	68	81	1.25%	5.1%	12/31/2021	1.21	0	0	1.00%	5.4%	12/31/2021	1.23	0	0	0.75%	5.7%
12/31/2020	1.13	45	51	1.25%	0.5%	12/31/2020	1.15	0	0	1.00%	0.8%	12/31/2020	1.17	0	0	0.75%	1.0%
12/31/2019	1.12	38	43	1.25%	6.2%	12/31/2019	1.14	0	0	1.00%	6.4%	12/31/2019	1.16	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	11.2%	12/31/2023	$1.39	0	$0	0.25%	11.5%	12/31/2023	$1.43	0	$0	0.00%	11.8%
12/31/2022	1.22	0	0	0.50%	-2.6%	12/31/2022	1.25	0	0	0.25%	-2.4%	12/31/2022	1.28	0	0	0.00%	-2.2%
12/31/2021	1.26	0	0	0.50%	5.9%	12/31/2021	1.28	0	0	0.25%	6.2%	12/31/2021	1.31	0	0	0.00%	6.5%
12/31/2020	1.19	0	0	0.50%	1.3%	12/31/2020	1.21	0	0	0.25%	1.5%	12/31/2020	1.23	0	0	0.00%	1.8%
12/31/2019	1.17	0	0	0.50%	7.0%	12/31/2019	1.19	0	0	0.25%	7.2%	12/31/2019	1.20	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	8.2%
2022	10.0%
2021	4.7%
2020	4.4%
2019	4.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund R Class - 06-595

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$836,416	$1,173,057	39,530
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$836,459

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$630,916	156,141	$4.04
Band 100	205,543	48,357	4.25
Band 75	-	-	4.47
Band 50	-	-	4.70
Band 25	-	-	4.95
Band 0	-	-	5.21
Total	$836,459	204,498

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,064)
Net investment income (loss)			(10,064)

Gain (loss) on investments:
Net realized gain (loss)			(172,433)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			274,022
Net gain (loss)			101,589

Increase (decrease) in net assets from operations			$91,525

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,064)	$(14,611)
Net realized gain (loss)		(172,433)	(305,072)
Realized gain distributions		-	42,296
Net change in unrealized appreciation (depreciation)		274,022	(399,122)

Increase (decrease) in net assets from operations		91,525	(676,509)

Contract owner transactions:
Proceeds from units sold		72,496	150,146
Cost of units redeemed		(318,870)	(441,997)
Account charges		(293)	(395)
Increase (decrease)		(246,667)	(292,246)
Net increase (decrease)		(155,142)	(968,755)
Net assets, beginning		991,601	1,960,356
Net assets, ending		$836,459	$991,601

Units sold		19,895	37,365
Units redeemed		(85,384)	(106,198)
Net increase (decrease)		(65,489)	(68,833)
Units outstanding, beginning		269,987	338,820
Units outstanding, ending		204,498	269,987

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,383,870
Cost of units redeemed/account charges			(17,220,535)
Net investment income (loss)			(367,467)
Net realized gain (loss)			(40,729)
Realized gain distributions			3,417,961
Net change in unrealized appreciation (depreciation)			(336,641)
Net assets			$836,459
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.04	156	$631	1.25%	11.0%	12/31/2023	$4.25	48	$206	1.00%	11.3%	12/31/2023	$4.47	0	$0	0.75%	11.6%
12/31/2022	3.64	219	797	1.25%	-36.6%	12/31/2022	3.82	51	195	1.00%	-36.4%	12/31/2022	4.01	0	0	0.75%	-36.3%
12/31/2021	5.74	279	1,603	1.25%	5.7%	12/31/2021	6.01	59	357	1.00%	6.0%	12/31/2021	6.29	0	0	0.75%	6.3%
12/31/2020	5.43	338	1,837	1.25%	54.7%	12/31/2020	5.67	71	401	1.00%	55.0%	12/31/2020	5.92	0	0	0.75%	55.4%
12/31/2019	3.51	541	1,899	1.25%	22.4%	12/31/2019	3.66	85	309	1.00%	22.7%	12/31/2019	3.81	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.70	0	$0	0.50%	11.9%	12/31/2023	$4.95	0	$0	0.25%	12.2%	12/31/2023	$5.21	0	$0	0.00%	12.4%
12/31/2022	4.20	0	0	0.50%	-36.1%	12/31/2022	4.41	0	0	0.25%	-36.0%	12/31/2022	4.63	0	0	0.00%	-35.8%
12/31/2021	6.58	0	0	0.50%	6.5%	12/31/2021	6.89	0	0	0.25%	6.8%	12/31/2021	7.21	0	0	0.00%	7.1%
12/31/2020	6.18	0	0	0.50%	55.8%	12/31/2020	6.45	0	0	0.25%	56.2%	12/31/2020	6.74	7	46	0.00%	56.6%
12/31/2019	3.96	0	0	0.50%	23.4%	12/31/2019	4.13	0	0	0.25%	23.7%	12/31/2019	4.30	4	17	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG A Class - 06-071 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.27
Band 75	-	-	1.30
Band 50	-	-	1.33
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	1.25%	10.2%	12/31/2023	$1.27	0	$0	1.00%	10.4%	12/31/2023	$1.30	0	$0	0.75%	10.7%
12/31/2022	1.12	0	0	1.25%	-3.6%	12/31/2022	1.15	0	0	1.00%	-3.4%	12/31/2022	1.17	0	0	0.75%	-3.1%
12/31/2021	1.17	0	0	1.25%	4.9%	12/31/2021	1.19	0	0	1.00%	5.1%	12/31/2021	1.21	0	0	0.75%	5.4%
12/31/2020	1.11	0	0	1.25%	0.3%	12/31/2020	1.13	0	0	1.00%	0.5%	12/31/2020	1.15	0	0	0.75%	0.8%
12/31/2019	1.11	0	0	1.25%	5.9%	12/31/2019	1.12	0	0	1.00%	6.2%	12/31/2019	1.14	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	11.0%	12/31/2023	$1.36	0	$0	0.25%	11.3%	12/31/2023	$1.39	0	$0	0.00%	11.5%
12/31/2022	1.20	0	0	0.50%	-2.9%	12/31/2022	1.22	0	0	0.25%	-2.6%	12/31/2022	1.25	0	0	0.00%	-2.4%
12/31/2021	1.23	0	0	0.50%	5.7%	12/31/2021	1.26	0	0	0.25%	5.9%	12/31/2021	1.28	0	0	0.00%	6.2%
12/31/2020	1.17	0	0	0.50%	1.0%	12/31/2020	1.19	0	0	0.25%	1.3%	12/31/2020	1.21	0	0	0.00%	1.5%
12/31/2019	1.15	0	0	0.50%	6.7%	12/31/2019	1.17	0	0	0.25%	7.0%	12/31/2019	1.19	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund A Class - 06-320

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,388,200	$4,608,575	133,494
Receivables: investments sold	9,241
Payables: investments purchased	-
Net assets	$3,397,441

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,397,441	793,252	$4.28
Band 100	-	-	4.51
Band 75	-	-	4.74
Band 50	-	-	4.99
Band 25	-	-	5.24
Band 0	-	-	5.61
Total	$3,397,441	793,252

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(42,683)
Net investment income (loss)			(42,683)

Gain (loss) on investments:
Net realized gain (loss)			(1,046,072)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,450,244
Net gain (loss)			404,172

Increase (decrease) in net assets from operations			$361,489

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(42,683)	$(48,002)
Net realized gain (loss)		(1,046,072)	(744,363)
Realized gain distributions		-	123,033
Net change in unrealized appreciation (depreciation)		1,450,244	(1,284,307)

Increase (decrease) in net assets from operations		361,489	(1,953,639)

Contract owner transactions:
Proceeds from units sold		839,873	947,862
Cost of units redeemed		(1,357,591)	(889,173)
Account charges		(880)	(524)
Increase (decrease)		(518,598)	58,165
Net increase (decrease)		(157,109)	(1,895,474)
Net assets, beginning		3,554,550	5,450,024
Net assets, ending		$3,397,441	$3,554,550

Units sold		207,565	227,498
Units redeemed		(337,742)	(204,621)
Net increase (decrease)		(130,177)	22,877
Units outstanding, beginning		923,429	900,552
Units outstanding, ending		793,252	923,429

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,851,270
Cost of units redeemed/account charges			(35,368,074)
Net investment income (loss)			(840,641)
Net realized gain (loss)			(1,184,060)
Realized gain distributions			7,159,321
Net change in unrealized appreciation (depreciation)			(1,220,375)
Net assets			$3,397,441
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.28	793	$3,397	1.25%	11.3%	12/31/2023	$4.51	0	$0	1.00%	11.5%	12/31/2023	$4.74	0	$0	0.75%	11.8%
12/31/2022	3.85	923	3,555	1.25%	-36.4%	12/31/2022	4.04	0	0	1.00%	-36.2%	12/31/2022	4.24	0	0	0.75%	-36.1%
12/31/2021	6.05	901	5,450	1.25%	6.0%	12/31/2021	6.33	0	0	1.00%	6.3%	12/31/2021	6.63	0	0	0.75%	6.5%
12/31/2020	5.71	390	2,226	1.25%	55.0%	12/31/2020	5.96	0	0	1.00%	55.4%	12/31/2020	6.22	0	0	0.75%	55.8%
12/31/2019	3.68	1,647	6,063	1.25%	22.7%	12/31/2019	3.84	0	0	1.00%	23.0%	12/31/2019	3.99	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.99	0	$0	0.50%	12.1%	12/31/2023	$5.24	0	$0	0.25%	12.4%	12/31/2023	$5.61	0	$0	0.00%	12.7%
12/31/2022	4.45	0	0	0.50%	-35.9%	12/31/2022	4.67	0	0	0.25%	-35.8%	12/31/2022	4.98	0	0	0.00%	-35.6%
12/31/2021	6.94	0	0	0.50%	6.8%	12/31/2021	7.26	0	0	0.25%	7.1%	12/31/2021	7.73	0	0	0.00%	7.3%
12/31/2020	6.50	0	0	0.50%	56.2%	12/31/2020	6.78	0	0	0.25%	56.6%	12/31/2020	7.20	0	0	0.00%	57.0%
12/31/2019	4.16	0	0	0.50%	23.7%	12/31/2019	4.33	0	0	0.25%	24.0%	12/31/2019	4.59	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Health Care Fund A Class - 06-845

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$338,491	$352,882	9,447
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$338,497

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$221,432	53,171	$4.16
Band 100	117,065	26,723	4.38
Band 75	-	-	4.61
Band 50	-	-	4.85
Band 25	-	-	5.10
Band 0	-	-	5.40
Total	$338,497	79,894

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,139)
Net investment income (loss)			(4,139)

Gain (loss) on investments:
Net realized gain (loss)			(975)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,069
Net gain (loss)			10,094

Increase (decrease) in net assets from operations			$5,955

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,139)	$(4,537)
Net realized gain (loss)		(975)	(18,313)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,069	(61,253)

Increase (decrease) in net assets from operations		5,955	(84,103)

Contract owner transactions:
Proceeds from units sold		16,090	42,641
Cost of units redeemed		(69,832)	(159,442)
Account charges		(41)	(50)
Increase (decrease)		(53,783)	(116,851)
Net increase (decrease)		(47,828)	(200,954)
Net assets, beginning		386,325	587,279
Net assets, ending		$338,497	$386,325

Units sold		3,853	10,823
Units redeemed		(17,036)	(38,987)
Net increase (decrease)		(13,183)	(28,164)
Units outstanding, beginning		93,077	121,241
Units outstanding, ending		79,894	93,077

* Date of Fund Inception into Variable Account: 4 /14 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,895,597
Cost of units redeemed/account charges			(4,330,829)
Net investment income (loss)			(107,418)
Net realized gain (loss)			144,970
Realized gain distributions			750,568
Net change in unrealized appreciation (depreciation)			(14,391)
Net assets			$338,497
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.16	53	$221	1.25%	1.8%	12/31/2023	$4.38	27	$117	1.00%	2.0%	12/31/2023	$4.61	0	$0	0.75%	2.3%
12/31/2022	4.09	66	270	1.25%	-14.6%	12/31/2022	4.29	27	116	1.00%	-14.4%	12/31/2022	4.51	0	0	0.75%	-14.2%
12/31/2021	4.79	93	445	1.25%	10.8%	12/31/2021	5.02	28	142	1.00%	11.1%	12/31/2021	5.25	0	0	0.75%	11.4%
12/31/2020	4.32	98	422	1.25%	13.0%	12/31/2020	4.52	33	150	1.00%	13.3%	12/31/2020	4.71	0	0	0.75%	13.6%
12/31/2019	3.83	98	375	1.25%	30.4%	12/31/2019	3.99	43	171	1.00%	30.7%	12/31/2019	4.15	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.85	0	$0	0.50%	2.5%	12/31/2023	$5.10	0	$0	0.25%	2.8%	12/31/2023	$5.40	0	$0	0.00%	3.0%
12/31/2022	4.73	0	0	0.50%	-14.0%	12/31/2022	4.96	0	0	0.25%	-13.7%	12/31/2022	5.24	0	0	0.00%	-13.5%
12/31/2021	5.49	0	0	0.50%	11.6%	12/31/2021	5.75	0	0	0.25%	11.9%	12/31/2021	6.05	0	0	0.00%	12.2%
12/31/2020	4.92	0	0	0.50%	13.9%	12/31/2020	5.14	0	0	0.25%	14.2%	12/31/2020	5.40	0	0	0.00%	14.4%
12/31/2019	4.32	0	0	0.50%	31.3%	12/31/2019	4.50	0	0	0.25%	31.7%	12/31/2019	4.72	0	0	0.00%	32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Technology Fund A Class - 06-855

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$336,253	$313,608	6,469
Receivables: investments sold	-
Payables: investments purchased	(242)
Net assets	$336,011

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$318,477	53,632	$5.94
Band 100	17,534	2,807	6.25
Band 75	-	-	6.57
Band 50	-	-	6.91
Band 25	-	-	7.27
Band 0	-	-	7.69
Total	$336,011	56,439

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,248)
Net investment income (loss)			(3,248)

Gain (loss) on investments:
Net realized gain (loss)			(41,746)
Realized gain distributions			2,309
Net change in unrealized appreciation (depreciation)			139,236
Net gain (loss)			99,799

Increase (decrease) in net assets from operations			$96,551

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,248)	$(4,181)
Net realized gain (loss)		(41,746)	(9,315)
Realized gain distributions		2,309	4,391
Net change in unrealized appreciation (depreciation)		139,236	(180,930)

Increase (decrease) in net assets from operations		96,551	(190,035)

Contract owner transactions:
Proceeds from units sold		102,283	29,473
Cost of units redeemed		(141,354)	(27,914)
Account charges		(59)	(29)
Increase (decrease)		(39,130)	1,530
Net increase (decrease)		57,421	(188,505)
Net assets, beginning		278,590	467,095
Net assets, ending		$336,011	$278,590

Units sold		18,796	6,036
Units redeemed		(30,437)	(5,641)
Net increase (decrease)		(11,641)	395
Units outstanding, beginning		68,080	67,685
Units outstanding, ending		56,439	68,080

* Date of Fund Inception into Variable Account: 10 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,569,191
Cost of units redeemed/account charges			(1,706,827)
Net investment income (loss)			(51,414)
Net realized gain (loss)			193,932
Realized gain distributions			308,484
Net change in unrealized appreciation (depreciation)			22,645
Net assets			$336,011
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.94	54	$318	1.25%	45.4%	12/31/2023	$6.25	3	$18	1.00%	45.8%	12/31/2023	$6.57	0	$0	0.75%	46.1%
12/31/2022	4.08	65	267	1.25%	-40.8%	12/31/2022	4.29	3	12	1.00%	-40.6%	12/31/2022	4.50	0	0	0.75%	-40.5%
12/31/2021	6.89	66	456	1.25%	12.7%	12/31/2021	7.22	2	11	1.00%	13.0%	12/31/2021	7.55	0	0	0.75%	13.2%
12/31/2020	6.12	90	549	1.25%	44.2%	12/31/2020	6.39	12	74	1.00%	44.5%	12/31/2020	6.67	0	0	0.75%	44.9%
12/31/2019	4.24	95	404	1.25%	33.8%	12/31/2019	4.42	31	135	1.00%	34.1%	12/31/2019	4.60	0	0	0.75%	34.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.91	0	$0	0.50%	46.5%	12/31/2023	$7.27	0	$0	0.25%	46.9%	12/31/2023	$7.69	0	$0	0.00%	47.2%
12/31/2022	4.72	0	0	0.50%	-40.3%	12/31/2022	4.95	0	0	0.25%	-40.2%	12/31/2022	5.22	0	0	0.00%	-40.0%
12/31/2021	7.90	0	0	0.50%	13.5%	12/31/2021	8.27	0	0	0.25%	13.8%	12/31/2021	8.71	0	0	0.00%	14.1%
12/31/2020	6.96	0	0	0.50%	45.2%	12/31/2020	7.27	0	0	0.25%	45.6%	12/31/2020	7.63	0	0	0.00%	46.0%
12/31/2019	4.79	0	0	0.50%	34.8%	12/31/2019	4.99	0	0	0.25%	35.1%	12/31/2019	5.23	0	0	0.00%	35.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Health Care Fund Investor Class - 06-815

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,183	$53,053	1,428
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$51,180

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,180	14,541	$3.52
Band 100	-	-	3.70
Band 75	-	-	3.89
Band 50	-	-	4.10
Band 25	-	-	4.31
Band 0	-	-	4.68
Total	$51,180	14,541

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(629)
Net investment income (loss)			(629)

Gain (loss) on investments:
Net realized gain (loss)			(133)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,583
Net gain (loss)			1,450

Increase (decrease) in net assets from operations			$821

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(629)	$(630)
Net realized gain (loss)		(133)	(4,026)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,583	(6,103)

Increase (decrease) in net assets from operations		821	(10,759)

Contract owner transactions:
Proceeds from units sold		3,734	3,738
Cost of units redeemed		(3,526)	(20,725)
Account charges		(23)	(21)
Increase (decrease)		185	(17,008)
Net increase (decrease)		1,006	(27,767)
Net assets, beginning		50,174	77,941
Net assets, ending		$51,180	$50,174

Units sold		1,097	1,096
Units redeemed		(1,064)	(5,834)
Net increase (decrease)		33	(4,738)
Units outstanding, beginning		14,508	19,246
Units outstanding, ending		14,541	14,508

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,975,264
Cost of units redeemed/account charges			(7,714,641)
Net investment income (loss)			(82,092)
Net realized gain (loss)			310,804
Realized gain distributions			563,715
Net change in unrealized appreciation (depreciation)			(1,870)
Net assets			$51,180
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.52	15	$51	1.25%	1.8%	12/31/2023	$3.70	0	$0	1.00%	2.0%	12/31/2023	$3.89	0	$0	0.75%	2.3%
12/31/2022	3.46	15	50	1.25%	-14.6%	12/31/2022	3.63	0	0	1.00%	-14.4%	12/31/2022	3.81	0	0	0.75%	-14.2%
12/31/2021	4.05	19	78	1.25%	10.8%	12/31/2021	4.24	0	0	1.00%	11.1%	12/31/2021	4.44	0	0	0.75%	11.3%
12/31/2020	3.66	20	73	1.25%	13.0%	12/31/2020	3.82	0	0	1.00%	13.3%	12/31/2020	3.98	0	0	0.75%	13.6%
12/31/2019	3.23	76	245	1.25%	30.4%	12/31/2019	3.37	0	0	1.00%	30.7%	12/31/2019	3.51	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.10	0	$0	0.50%	2.5%	12/31/2023	$4.31	0	$0	0.25%	2.8%	12/31/2023	$4.68	0	$0	0.00%	3.0%
12/31/2022	4.00	0	0	0.50%	-14.0%	12/31/2022	4.19	0	0	0.25%	-13.7%	12/31/2022	4.54	0	0	0.00%	-13.5%
12/31/2021	4.64	0	0	0.50%	11.6%	12/31/2021	4.86	0	0	0.25%	11.9%	12/31/2021	5.25	0	0	0.00%	12.2%
12/31/2020	4.16	0	0	0.50%	13.9%	12/31/2020	4.34	0	0	0.25%	14.2%	12/31/2020	4.68	0	0	0.00%	14.4%
12/31/2019	3.65	0	0	0.50%	31.3%	12/31/2019	3.80	0	0	0.25%	31.7%	12/31/2019	4.09	0	0	0.00%	32.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Inc Advantage Intl R5 Class - 06-229

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,008	$2,173	160
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,008

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,008	1,632	$1.23
Band 100	-	-	1.28
Band 75	-	-	1.34
Band 50	-	-	1.39
Band 25	-	-	1.45
Band 0	-	-	1.51
Total	$2,008	1,632

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$158
Mortality & expense charges			(23)
Net investment income (loss)			135

Gain (loss) on investments:
Net realized gain (loss)			(3)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			82
Net gain (loss)			79

Increase (decrease) in net assets from operations			$214

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$135	$115
Net realized gain (loss)		(3)	(2)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		82	(379)

Increase (decrease) in net assets from operations		214	(266)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(1)
Account charges		-	-
Increase (decrease)		-	(1)
Net increase (decrease)		214	(267)
Net assets, beginning		1,794	2,061
Net assets, ending		$2,008	$1,794

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		1,632	1,632
Units outstanding, ending		1,632	1,632

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,384,608
Cost of units redeemed/account charges			(3,307,199)
Net investment income (loss)			54,790
Net realized gain (loss)			(1,271,135)
Realized gain distributions			141,109
Net change in unrealized appreciation (depreciation)			(165)
Net assets			$2,008
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	2	$2	1.25%	12.0%	12/31/2023	$1.28	0	$0	1.00%	12.2%	12/31/2023	$1.34	0	$0	0.75%	12.5%
12/31/2022	1.10	2	2	1.25%	-13.0%	12/31/2022	1.14	0	0	1.00%	-12.7%	12/31/2022	1.19	0	0	0.75%	-12.5%
12/31/2021	1.26	2	2	1.25%	13.7%	12/31/2021	1.31	0	0	1.00%	14.0%	12/31/2021	1.36	0	0	0.75%	14.3%
12/31/2020	1.11	2	2	1.25%	-6.0%	12/31/2020	1.15	0	0	1.00%	-5.8%	12/31/2020	1.19	0	0	0.75%	-5.5%
12/31/2019	1.18	2	2	1.25%	16.3%	12/31/2019	1.22	0	0	1.00%	16.6%	12/31/2019	1.26	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	12.8%	12/31/2023	$1.45	0	$0	0.25%	13.1%	12/31/2023	$1.51	0	$0	0.00%	13.4%
12/31/2022	1.24	0	0	0.50%	-12.3%	12/31/2022	1.28	0	0	0.25%	-12.1%	12/31/2022	1.34	0	0	0.00%	-11.9%
12/31/2021	1.41	0	0	0.50%	14.6%	12/31/2021	1.46	0	0	0.25%	14.9%	12/31/2021	1.52	0	0	0.00%	15.1%
12/31/2020	1.23	0	0	0.50%	-5.3%	12/31/2020	1.27	0	0	0.25%	-5.0%	12/31/2020	1.32	0	0	0.00%	-4.8%
12/31/2019	1.30	0	0	0.50%	17.2%	12/31/2019	1.34	0	0	0.25%	17.5%	12/31/2019	1.38	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	8.3%
2022	7.1%
2021	3.6%
2020	2.7%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Value Opportunities Fund R Class - 06-813

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$170,881	$135,280	9,826
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$170,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$116,975	42,704	$2.74
Band 100	53,909	19,070	2.83
Band 75	-	-	2.92
Band 50	-	-	3.01
Band 25	-	-	3.11
Band 0	-	-	3.21
Total	$170,884	61,774

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$353
Mortality & expense charges			(1,983)
Net investment income (loss)			(1,630)

Gain (loss) on investments:
Net realized gain (loss)			(1,430)
Realized gain distributions			3,506
Net change in unrealized appreciation (depreciation)			19,589
Net gain (loss)			21,665

Increase (decrease) in net assets from operations			$20,035

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,630)	$(1,004)
Net realized gain (loss)		(1,430)	3,382
Realized gain distributions		3,506	12,994
Net change in unrealized appreciation (depreciation)		19,589	(17,159)

Increase (decrease) in net assets from operations		20,035	(1,787)

Contract owner transactions:
Proceeds from units sold		46,099	54,741
Cost of units redeemed		(55,173)	(15,115)
Account charges		(11)	(12)
Increase (decrease)		(9,085)	39,614
Net increase (decrease)		10,950	37,827
Net assets, beginning		159,934	122,107
Net assets, ending		$170,884	$159,934

Units sold		17,810	22,102
Units redeemed		(21,715)	(6,676)
Net increase (decrease)		(3,905)	15,426
Units outstanding, beginning		65,679	50,253
Units outstanding, ending		61,774	65,679

* Date of Fund Inception into Variable Account: 5 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$495,106
Cost of units redeemed/account charges			(437,342)
Net investment income (loss)			(14,096)
Net realized gain (loss)			6,958
Realized gain distributions			84,657
Net change in unrealized appreciation (depreciation)			35,601
Net assets			$170,884
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.74	43	$117	1.25%	13.5%	12/31/2023	$2.83	19	$54	1.00%	13.7%	12/31/2023	$2.92	0	$0	0.75%	14.0%
12/31/2022	2.41	47	113	1.25%	-0.1%	12/31/2022	2.49	19	47	1.00%	0.2%	12/31/2022	2.56	0	0	0.75%	0.4%
12/31/2021	2.42	40	97	1.25%	33.4%	12/31/2021	2.48	10	25	1.00%	33.8%	12/31/2021	2.55	0	0	0.75%	34.1%
12/31/2020	1.81	41	75	1.25%	4.0%	12/31/2020	1.86	17	32	1.00%	4.2%	12/31/2020	1.90	0	0	0.75%	4.5%
12/31/2019	1.74	42	73	1.25%	28.0%	12/31/2019	1.78	18	32	1.00%	28.3%	12/31/2019	1.82	0	0	0.75%	28.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.01	0	$0	0.50%	14.3%	12/31/2023	$3.11	0	$0	0.25%	14.6%	12/31/2023	$3.21	0	$0	0.00%	14.9%
12/31/2022	2.63	0	0	0.50%	0.7%	12/31/2022	2.71	0	0	0.25%	0.9%	12/31/2022	2.79	0	0	0.00%	1.2%
12/31/2021	2.62	0	0	0.50%	34.4%	12/31/2021	2.69	0	0	0.25%	34.8%	12/31/2021	2.76	0	0	0.00%	35.1%
12/31/2020	1.95	0	0	0.50%	4.8%	12/31/2020	1.99	0	0	0.25%	5.0%	12/31/2020	2.04	0	0	0.00%	5.3%
12/31/2019	1.86	0	0	0.50%	29.0%	12/31/2019	1.90	0	0	0.25%	29.3%	12/31/2019	1.94	0	0	0.00%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.5%
2021	0.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Inc Advantage Intl A Class - 06-465

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$93,470	$102,364	7,537
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$93,464

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,515	40,479	$2.11
Band 100	7,949	3,577	2.22
Band 75	-	-	2.34
Band 50	-	-	2.46
Band 25	-	-	2.59
Band 0	-	-	2.72
Total	$93,464	44,056

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,838
Mortality & expense charges			(1,180)
Net investment income (loss)			6,658

Gain (loss) on investments:
Net realized gain (loss)			(3,599)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,850
Net gain (loss)			4,251

Increase (decrease) in net assets from operations			$10,909

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,658	$6,480
Net realized gain (loss)		(3,599)	(1,663)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,850	(21,318)

Increase (decrease) in net assets from operations		10,909	(16,501)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(18,028)	(6,270)
Account charges		(12)	(13)
Increase (decrease)		(18,040)	(6,283)
Net increase (decrease)		(7,131)	(22,784)
Net assets, beginning		100,595	123,379
Net assets, ending		$93,464	$100,595

Units sold		-	(1)
Units redeemed		(8,812)	(3,391)
Net increase (decrease)		(8,812)	(3,392)
Units outstanding, beginning		52,868	56,260
Units outstanding, ending		44,056	52,868

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,878,646
Cost of units redeemed/account charges			(5,290,155)
Net investment income (loss)			305,860
Net realized gain (loss)			(407,332)
Realized gain distributions			615,339
Net change in unrealized appreciation (depreciation)			(8,894)
Net assets			$93,464
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.11	40	$86	1.25%	11.7%	12/31/2023	$2.22	4	$8	1.00%	12.0%	12/31/2023	$2.34	0	$0	0.75%	12.3%
12/31/2022	1.89	46	87	1.25%	-13.3%	12/31/2022	1.98	7	13	1.00%	-13.0%	12/31/2022	2.08	0	0	0.75%	-12.8%
12/31/2021	2.18	49	107	1.25%	13.4%	12/31/2021	2.28	7	17	1.00%	13.7%	12/31/2021	2.39	0	0	0.75%	14.0%
12/31/2020	1.92	51	98	1.25%	-6.4%	12/31/2020	2.01	12	23	1.00%	-6.2%	12/31/2020	2.09	0	0	0.75%	-5.9%
12/31/2019	2.05	58	120	1.25%	15.9%	12/31/2019	2.14	12	26	1.00%	16.2%	12/31/2019	2.23	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.46	0	$0	0.50%	12.6%	12/31/2023	$2.59	0	$0	0.25%	12.8%	12/31/2023	$2.72	0	$0	0.00%	13.1%
12/31/2022	2.18	0	0	0.50%	-12.6%	12/31/2022	2.29	0	0	0.25%	-12.4%	12/31/2022	2.41	0	0	0.00%	-12.2%
12/31/2021	2.50	0	0	0.50%	14.3%	12/31/2021	2.62	0	0	0.25%	14.6%	12/31/2021	2.74	0	0	0.00%	14.8%
12/31/2020	2.19	0	0	0.50%	-5.7%	12/31/2020	2.28	0	0	0.25%	-5.5%	12/31/2020	2.39	0	0	0.00%	-5.2%
12/31/2019	2.32	0	0	0.50%	16.8%	12/31/2019	2.42	0	0	0.25%	17.1%	12/31/2019	2.52	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	8.1%
2022	7.0%
2021	2.8%
2020	1.9%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Value Opportunities Fund A Class - 06-814

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,475,402	$1,391,830	83,214
Receivables: investments sold	-
Payables: investments purchased	(848)
Net assets	$1,474,554

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,224,356	445,653	$2.75
Band 100	250,198	88,229	2.84
Band 75	-	-	2.93
Band 50	-	-	3.02
Band 25	-	-	3.12
Band 0	-	-	3.22
Total	$1,474,554	533,882

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,993
Mortality & expense charges			(14,612)
Net investment income (loss)			(11,619)

Gain (loss) on investments:
Net realized gain (loss)			(9,739)
Realized gain distributions			29,702
Net change in unrealized appreciation (depreciation)			85,828
Net gain (loss)			105,791

Increase (decrease) in net assets from operations			$94,172

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,619)	$(84)
Net realized gain (loss)		(9,739)	521
Realized gain distributions		29,702	1,390
Net change in unrealized appreciation (depreciation)		85,828	(2,897)

Increase (decrease) in net assets from operations		94,172	(1,070)

Contract owner transactions:
Proceeds from units sold		1,501,477	17,984
Cost of units redeemed		(137,763)	(3,084)
Account charges		(201)	(1)
Increase (decrease)		1,363,513	14,899
Net increase (decrease)		1,457,685	13,829
Net assets, beginning		16,869	3,040
Net assets, ending		$1,474,554	$16,869

Units sold		584,847	7,057
Units redeemed		(57,948)	(1,334)
Net increase (decrease)		526,899	5,723
Units outstanding, beginning		6,983	1,260
Units outstanding, ending		533,882	6,983

* Date of Fund Inception into Variable Account: 4 /28 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,051,622
Cost of units redeemed/account charges			(794,661)
Net investment income (loss)			(15,907)
Net realized gain (loss)			110,001
Realized gain distributions			39,927
Net change in unrealized appreciation (depreciation)			83,572
Net assets			$1,474,554
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.75	446	$1,224	1.25%	13.7%	12/31/2023	$2.84	88	$250	1.00%	14.0%	12/31/2023	$2.93	0	$0	0.75%	14.3%
12/31/2022	2.42	7	17	1.25%	0.1%	12/31/2022	2.49	0	0	1.00%	0.3%	12/31/2022	2.56	0	0	0.75%	0.6%
12/31/2021	2.41	1	3	1.25%	33.9%	12/31/2021	2.48	0	0	1.00%	34.2%	12/31/2021	2.55	0	0	0.75%	34.6%
12/31/2020	1.80	2	4	1.25%	4.2%	12/31/2020	1.85	0	0	1.00%	4.4%	12/31/2020	1.89	0	0	0.75%	4.7%
12/31/2019	1.73	2	3	1.25%	28.3%	12/31/2019	1.77	0	0	1.00%	28.6%	12/31/2019	1.81	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.02	0	$0	0.50%	14.6%	12/31/2023	$3.12	0	$0	0.25%	14.9%	12/31/2023	$3.22	0	$0	0.00%	15.1%
12/31/2022	2.64	0	0	0.50%	0.8%	12/31/2022	2.72	0	0	0.25%	1.1%	12/31/2022	2.80	0	0	0.00%	1.4%
12/31/2021	2.61	0	0	0.50%	34.9%	12/31/2021	2.69	0	0	0.25%	35.3%	12/31/2021	2.76	0	0	0.00%	35.6%
12/31/2020	1.94	0	0	0.50%	5.0%	12/31/2020	1.99	0	0	0.25%	5.2%	12/31/2020	2.03	0	0	0.00%	5.5%
12/31/2019	1.85	0	0	0.50%	29.2%	12/31/2019	1.89	0	0	0.25%	29.6%	12/31/2019	1.93	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	1.2%
2021	0.5%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Eqty R Class - 06-193

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,723	$8,318	347
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$7,731

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,731	4,810	$1.61
Band 100	-	-	1.68
Band 75	-	-	1.75
Band 50	-	-	1.83
Band 25	-	-	1.91
Band 0	-	-	1.99
Total	$7,731	4,810

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$35
Mortality & expense charges			(99)
Net investment income (loss)			(64)

Gain (loss) on investments:
Net realized gain (loss)			(272)
Realized gain distributions			72
Net change in unrealized appreciation (depreciation)			1,302
Net gain (loss)			1,102

Increase (decrease) in net assets from operations			$1,038

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(64)	$(158)
Net realized gain (loss)		(272)	(4,790)
Realized gain distributions		72	791
Net change in unrealized appreciation (depreciation)		1,302	58

Increase (decrease) in net assets from operations		1,038	(4,099)

Contract owner transactions:
Proceeds from units sold		412	11,858
Cost of units redeemed		(1,011)	(15,079)
Account charges		-	(1)
Increase (decrease)		(599)	(3,222)
Net increase (decrease)		439	(7,321)
Net assets, beginning		7,292	14,613
Net assets, ending		$7,731	$7,292

Units sold		288	7,313
Units redeemed		(730)	(10,509)
Net increase (decrease)		(442)	(3,196)
Units outstanding, beginning		5,252	8,448
Units outstanding, ending		4,810	5,252

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,266,195
Cost of units redeemed/account charges			(2,394,945)
Net investment income (loss)			(9,473)
Net realized gain (loss)			84,961
Realized gain distributions			61,588
Net change in unrealized appreciation (depreciation)			(595)
Net assets			$7,731
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	5	$8	1.25%	15.8%	12/31/2023	$1.68	0	$0	1.00%	16.1%	12/31/2023	$1.75	0	$0	0.75%	16.3%
12/31/2022	1.39	5	7	1.25%	-19.7%	12/31/2022	1.45	0	0	1.00%	-19.5%	12/31/2022	1.51	0	0	0.75%	-19.3%
12/31/2021	1.73	8	15	1.25%	4.0%	12/31/2021	1.80	0	0	1.00%	4.2%	12/31/2021	1.87	0	0	0.75%	4.5%
12/31/2020	1.66	40	66	1.25%	11.7%	12/31/2020	1.72	0	0	1.00%	11.9%	12/31/2020	1.79	0	0	0.75%	12.2%
12/31/2019	1.49	52	77	1.25%	26.1%	12/31/2019	1.54	0	0	1.00%	26.4%	12/31/2019	1.59	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.83	0	$0	0.50%	16.6%	12/31/2023	$1.91	0	$0	0.25%	16.9%	12/31/2023	$1.99	0	$0	0.00%	17.2%
12/31/2022	1.57	0	0	0.50%	-19.1%	12/31/2022	1.63	0	0	0.25%	-18.9%	12/31/2022	1.70	0	0	0.00%	-18.7%
12/31/2021	1.94	0	0	0.50%	4.7%	12/31/2021	2.01	0	0	0.25%	5.0%	12/31/2021	2.09	0	0	0.00%	5.3%
12/31/2020	1.85	0	0	0.50%	12.5%	12/31/2020	1.92	0	0	0.25%	12.8%	12/31/2020	1.99	0	0	0.00%	13.1%
12/31/2019	1.64	0	0	0.50%	27.0%	12/31/2019	1.70	0	0	0.25%	27.3%	12/31/2019	1.76	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.0%
2021	0.5%
2020	0.5%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Eqty R5 Class - 06-192

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$512,756	$598,220	21,790
Receivables: investments sold	184
Payables: investments purchased	-
Net assets	$512,940

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$512,940	286,950	$1.79
Band 100	-	-	1.87
Band 75	-	-	1.95
Band 50	-	-	2.03
Band 25	-	-	2.12
Band 0	-	-	2.22
Total	$512,940	286,950

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,796
Mortality & expense charges			(6,279)
Net investment income (loss)			(1,483)

Gain (loss) on investments:
Net realized gain (loss)			(62,796)
Realized gain distributions			4,527
Net change in unrealized appreciation (depreciation)			140,955
Net gain (loss)			82,686

Increase (decrease) in net assets from operations			$81,203

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,483)	$(5,358)
Net realized gain (loss)		(62,796)	(21,839)
Realized gain distributions		4,527	52,231
Net change in unrealized appreciation (depreciation)		140,955	(142,789)

Increase (decrease) in net assets from operations		81,203	(117,755)

Contract owner transactions:
Proceeds from units sold		112,416	65,379
Cost of units redeemed		(187,703)	(48,330)
Account charges		(42)	(201)
Increase (decrease)		(75,329)	16,848
Net increase (decrease)		5,874	(100,907)
Net assets, beginning		507,066	607,973
Net assets, ending		$512,940	$507,066

Units sold		67,332	42,896
Units redeemed		(110,871)	(32,356)
Net increase (decrease)		(43,539)	10,540
Units outstanding, beginning		330,489	319,949
Units outstanding, ending		286,950	330,489

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,063,413
Cost of units redeemed/account charges			(17,238,233)
Net investment income (loss)			372,080
Net realized gain (loss)			357,759
Realized gain distributions			1,043,385
Net change in unrealized appreciation (depreciation)			(85,464)
Net assets			$512,940
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	287	$513	1.25%	16.5%	12/31/2023	$1.87	0	$0	1.00%	16.8%	12/31/2023	$1.95	0	$0	0.75%	17.1%
12/31/2022	1.53	330	507	1.25%	-19.3%	12/31/2022	1.60	0	0	1.00%	-19.1%	12/31/2022	1.66	0	0	0.75%	-18.9%
12/31/2021	1.90	320	608	1.25%	4.6%	12/31/2021	1.97	0	0	1.00%	4.8%	12/31/2021	2.05	0	0	0.75%	5.1%
12/31/2020	1.82	322	586	1.25%	12.3%	12/31/2020	1.88	0	0	1.00%	12.6%	12/31/2020	1.95	0	0	0.75%	12.9%
12/31/2019	1.62	298	482	1.25%	26.8%	12/31/2019	1.67	0	0	1.00%	27.1%	12/31/2019	1.73	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.03	0	$0	0.50%	17.4%	12/31/2023	$2.12	0	$0	0.25%	17.7%	12/31/2023	$2.22	0	$0	0.00%	18.0%
12/31/2022	1.73	0	0	0.50%	-18.6%	12/31/2022	1.80	0	0	0.25%	-18.4%	12/31/2022	1.88	0	0	0.00%	-18.2%
12/31/2021	2.13	0	0	0.50%	5.3%	12/31/2021	2.21	0	0	0.25%	5.6%	12/31/2021	2.30	0	0	0.00%	5.9%
12/31/2020	2.02	0	0	0.50%	13.2%	12/31/2020	2.09	0	0	0.25%	13.5%	12/31/2020	2.17	0	0	0.00%	13.7%
12/31/2019	1.79	0	0	0.50%	27.8%	12/31/2019	1.85	0	0	0.25%	28.1%	12/31/2019	1.91	0	0	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.2%
2021	1.9%
2020	1.2%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Diversified Dividend Fund R6 Class - 06-CXV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,737,411	$5,073,301	269,266
Receivables: investments sold	4,363
Payables: investments purchased	-
Net assets	$4,741,774

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,741,774	3,149,971	$1.51
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$4,741,774	3,149,971

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$172,931
Mortality & expense charges			(101,301)
Net investment income (loss)			71,630

Gain (loss) on investments:
Net realized gain (loss)			(706,084)
Realized gain distributions			268,034
Net change in unrealized appreciation (depreciation)			1,012,944
Net gain (loss)			574,894

Increase (decrease) in net assets from operations			$646,524

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71,630	$97,682
Net realized gain (loss)		(706,084)	16,469
Realized gain distributions		268,034	937,290
Net change in unrealized appreciation (depreciation)		1,012,944	(1,053,238)

Increase (decrease) in net assets from operations		646,524	(1,797)

Contract owner transactions:
Proceeds from units sold		1,070,810	1,575,492
Cost of units redeemed		(7,054,307)	(20,047,590)
Account charges		(3,106)	(4,106)
Increase (decrease)		(5,986,603)	(18,476,204)
Net increase (decrease)		(5,340,079)	(18,478,001)
Net assets, beginning		10,081,853	28,559,854
Net assets, ending		$4,741,774	$10,081,853

Units sold		774,955	1,133,853
Units redeemed		(4,844,635)	(13,836,033)
Net increase (decrease)		(4,069,680)	(12,702,180)
Units outstanding, beginning		7,219,651	19,921,831
Units outstanding, ending		3,149,971	7,219,651

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$42,037,906
Cost of units redeemed/account charges			(43,593,531)
Net investment income (loss)			947,413
Net realized gain (loss)			(446,665)
Realized gain distributions			6,132,541
Net change in unrealized appreciation (depreciation)			(335,890)
Net assets			$4,741,774
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	3,150	$4,742	1.25%	7.8%	12/31/2023	$1.53	0	$0	1.00%	8.1%	12/31/2023	$1.56	0	$0	0.75%	8.3%
12/31/2022	1.40	7,220	10,082	1.25%	-2.5%	12/31/2022	1.42	0	0	1.00%	-2.3%	12/31/2022	1.44	0	0	0.75%	-2.0%
12/31/2021	1.43	19,433	27,841	1.25%	17.9%	12/31/2021	1.45	0	0	1.00%	18.2%	12/31/2021	1.47	489	719	0.75%	18.5%
12/31/2020	1.22	9,950	12,091	1.25%	-0.7%	12/31/2020	1.23	0	0	1.00%	-0.5%	12/31/2020	1.24	487	604	0.75%	-0.2%
12/31/2019	1.22	9,965	12,195	1.25%	24.0%	12/31/2019	1.23	0	0	1.00%	24.3%	12/31/2019	1.24	581	722	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	0.50%	8.6%	12/31/2023	$1.62	0	$0	0.25%	8.9%	12/31/2023	$1.64	0	$0	0.00%	9.1%
12/31/2022	1.46	0	0	0.50%	-1.8%	12/31/2022	1.48	0	0	0.25%	-1.6%	12/31/2022	1.51	0	0	0.00%	-1.3%
12/31/2021	1.49	0	0	0.50%	18.8%	12/31/2021	1.51	0	0	0.25%	19.1%	12/31/2021	1.53	0	0	0.00%	19.4%
12/31/2020	1.25	0	0	0.50%	0.0%	12/31/2020	1.27	0	0	0.25%	0.3%	12/31/2020	1.28	0	0	0.00%	0.5%
12/31/2019	1.25	0	0	0.50%	25.0%	12/31/2019	1.26	0	0	0.25%	25.3%	12/31/2019	1.27	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.3%
2021	3.0%
2020	2.6%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Equity R6 Class - 06-CXW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.58
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,849
Cost of units redeemed/account charges			(11,118)
Net investment income (loss)			(63)
Net realized gain (loss)			(1,128)
Realized gain distributions			460
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	1.25%	16.6%	12/31/2023	$1.48	0	$0	1.00%	16.9%	12/31/2023	$1.50	0	$0	0.75%	17.1%
12/31/2022	1.24	0	0	1.25%	-19.2%	12/31/2022	1.26	0	0	1.00%	-19.0%	12/31/2022	1.28	0	0	0.75%	-18.8%
12/31/2021	1.54	0	0	1.25%	4.6%	12/31/2021	1.56	0	0	1.00%	4.9%	12/31/2021	1.58	0	0	0.75%	5.1%
12/31/2020	1.47	1	2	1.25%	12.4%	12/31/2020	1.49	0	0	1.00%	12.7%	12/31/2020	1.50	0	0	0.75%	13.0%
12/31/2019	1.31	1	2	1.25%	26.9%	12/31/2019	1.32	0	0	1.00%	27.3%	12/31/2019	1.33	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	0	$0	0.50%	17.4%	12/31/2023	$1.56	0	$0	0.25%	17.7%	12/31/2023	$1.58	0	$0	0.00%	18.0%
12/31/2022	1.30	0	0	0.50%	-18.6%	12/31/2022	1.32	0	0	0.25%	-18.4%	12/31/2022	1.34	0	0	0.00%	-18.2%
12/31/2021	1.60	0	0	0.50%	5.4%	12/31/2021	1.62	0	0	0.25%	5.7%	12/31/2021	1.64	0	0	0.00%	5.9%
12/31/2020	1.52	0	0	0.50%	13.3%	12/31/2020	1.53	0	0	0.25%	13.6%	12/31/2020	1.55	0	0	0.00%	13.9%
12/31/2019	1.34	0	0	0.50%	27.9%	12/31/2019	1.35	0	0	0.25%	28.2%	12/31/2019	1.36	0	0	0.00%	28.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.2%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Small Cap Growth Fund R6 Class - 06-CXX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,761,491	$5,866,726	143,379
Receivables: investments sold	31,698
Payables: investments purchased	-
Net assets	$4,793,189

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,793,189	3,024,655	$1.58
Band 100	-	-	1.61
Band 75	-	-	1.64
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	-	-	1.73
Total	$4,793,189	3,024,655

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(70,324)
Net investment income (loss)			(70,324)

Gain (loss) on investments:
Net realized gain (loss)			(931,096)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,651,651
Net gain (loss)			720,555

Increase (decrease) in net assets from operations			$650,231

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(70,324)	$(77,171)
Net realized gain (loss)		(931,096)	(251,367)
Realized gain distributions		-	151,862
Net change in unrealized appreciation (depreciation)		1,651,651	(2,931,155)

Increase (decrease) in net assets from operations		650,231	(3,107,831)

Contract owner transactions:
Proceeds from units sold		979,200	1,283,745
Cost of units redeemed		(2,600,946)	(851,852)
Account charges		(6,511)	(6,445)
Increase (decrease)		(1,628,257)	425,448
Net increase (decrease)		(978,026)	(2,682,383)
Net assets, beginning		5,771,215	8,453,598
Net assets, ending		$4,793,189	$5,771,215

Units sold		664,076	812,919
Units redeemed		(1,709,774)	(549,425)
Net increase (decrease)		(1,045,698)	263,494
Units outstanding, beginning		4,070,353	3,806,859
Units outstanding, ending		3,024,655	4,070,353

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,256,363
Cost of units redeemed/account charges			(7,222,533)
Net investment income (loss)			(350,744)
Net realized gain (loss)			(950,156)
Realized gain distributions			3,165,494
Net change in unrealized appreciation (depreciation)			(1,105,235)
Net assets			$4,793,189
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.58	3,025	$4,793	1.25%	11.8%	12/31/2023	$1.61	0	$0	1.00%	12.0%	12/31/2023	$1.64	0	$0	0.75%	12.3%
12/31/2022	1.42	4,070	5,771	1.25%	-36.2%	12/31/2022	1.44	0	0	1.00%	-36.0%	12/31/2022	1.46	0	0	0.75%	-35.8%
12/31/2021	2.22	3,807	8,454	1.25%	6.5%	12/31/2021	2.25	0	0	1.00%	6.7%	12/31/2021	2.28	0	0	0.75%	7.0%
12/31/2020	2.09	3,490	7,281	1.25%	55.7%	12/31/2020	2.11	0	0	1.00%	56.1%	12/31/2020	2.13	0	0	0.75%	56.5%
12/31/2019	1.34	3,226	4,321	1.25%	23.3%	12/31/2019	1.35	0	0	1.00%	23.6%	12/31/2019	1.36	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	12.6%	12/31/2023	$1.70	0	$0	0.25%	12.9%	12/31/2023	$1.73	0	$0	0.00%	13.2%
12/31/2022	1.48	0	0	0.50%	-35.7%	12/31/2022	1.51	0	0	0.25%	-35.5%	12/31/2022	1.53	0	0	0.00%	-35.3%
12/31/2021	2.31	0	0	0.50%	7.3%	12/31/2021	2.34	0	0	0.25%	7.5%	12/31/2021	2.37	0	0	0.00%	7.8%
12/31/2020	2.15	0	0	0.50%	56.9%	12/31/2020	2.17	0	0	0.25%	57.3%	12/31/2020	2.19	0	0	0.00%	57.7%
12/31/2019	1.37	0	0	0.50%	24.2%	12/31/2019	1.38	0	0	0.25%	24.5%	12/31/2019	1.39	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Floating Rate ESG R6 Class - 06-FXV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$390,221	$406,844	58,885
Receivables: investments sold	10,202
Payables: investments purchased	-
Net assets	$400,423

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$400,423	330,468	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$400,423	330,468

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$37,519
Mortality & expense charges			(5,196)
Net investment income (loss)			32,323

Gain (loss) on investments:
Net realized gain (loss)			(13,127)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,203
Net gain (loss)			9,076

Increase (decrease) in net assets from operations			$41,399

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,323	$28,260
Net realized gain (loss)		(13,127)	(7,169)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		22,203	(38,913)

Increase (decrease) in net assets from operations		41,399	(17,822)

Contract owner transactions:
Proceeds from units sold		87,686	88,856
Cost of units redeemed		(173,836)	(120,572)
Account charges		(199)	(55)
Increase (decrease)		(86,349)	(31,771)
Net increase (decrease)		(44,950)	(49,593)
Net assets, beginning		445,373	494,966
Net assets, ending		$400,423	$445,373

Units sold		75,995	82,596
Units redeemed		(151,818)	(113,163)
Net increase (decrease)		(75,823)	(30,567)
Units outstanding, beginning		406,291	436,858
Units outstanding, ending		330,468	406,291

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$680,190
Cost of units redeemed/account charges			(311,886)
Net investment income (loss)			68,897
Net realized gain (loss)			(20,155)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(16,623)
Net assets			$400,423
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	330	$400	1.25%	10.5%	12/31/2023	$1.23	0	$0	1.00%	10.8%	12/31/2023	$1.25	0	$0	0.75%	11.1%
12/31/2022	1.10	406	445	1.25%	-3.2%	12/31/2022	1.11	0	0	1.00%	-3.0%	12/31/2022	1.13	0	0	0.75%	-2.8%
12/31/2021	1.13	437	495	1.25%	5.1%	12/31/2021	1.15	0	0	1.00%	5.3%	12/31/2021	1.16	0	0	0.75%	5.6%
12/31/2020	1.08	0	0	1.25%	0.6%	12/31/2020	1.09	0	0	1.00%	0.9%	12/31/2020	1.10	0	0	0.75%	1.1%
12/31/2019	1.07	0	0	1.25%	6.3%	12/31/2019	1.08	0	0	1.00%	6.6%	12/31/2019	1.09	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	11.4%	12/31/2023	$1.29	0	$0	0.25%	11.6%	12/31/2023	$1.31	0	$0	0.00%	11.9%
12/31/2022	1.14	0	0	0.50%	-2.5%	12/31/2022	1.16	0	0	0.25%	-2.3%	12/31/2022	1.17	0	0	0.00%	-2.0%
12/31/2021	1.17	0	0	0.50%	5.8%	12/31/2021	1.19	0	0	0.25%	6.1%	12/31/2021	1.20	0	0	0.00%	6.4%
12/31/2020	1.11	0	0	0.50%	1.4%	12/31/2020	1.12	0	0	0.25%	1.6%	12/31/2020	1.13	0	0	0.00%	1.9%
12/31/2019	1.09	0	0	0.50%	7.1%	12/31/2019	1.10	0	0	0.25%	7.4%	12/31/2019	1.11	0	0	0.00%	7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	8.9%
2022	7.4%
2021	4.7%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Plus Bond Fund R6 Class - 06-3G7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,669	$119,571	12,932
Receivables: investments sold	824
Payables: investments purchased	-
Net assets	$119,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$119,493	115,237	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$119,493	115,237

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,384
Mortality & expense charges			(870)
Net investment income (loss)			2,514

Gain (loss) on investments:
Net realized gain (loss)			(2,323)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,410
Net gain (loss)			4,087

Increase (decrease) in net assets from operations			$6,601

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,514	$969
Net realized gain (loss)		(2,323)	(1,929)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,410	(6,457)

Increase (decrease) in net assets from operations		6,601	(7,417)

Contract owner transactions:
Proceeds from units sold		84,589	20,253
Cost of units redeemed		(18,177)	(14,206)
Account charges		(59)	(38)
Increase (decrease)		66,353	6,009
Net increase (decrease)		72,954	(1,408)
Net assets, beginning		46,539	47,947
Net assets, ending		$119,493	$46,539

Units sold		86,754	20,045
Units redeemed		(18,659)	(13,953)
Net increase (decrease)		68,095	6,092
Units outstanding, beginning		47,142	41,050
Units outstanding, ending		115,237	47,142

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$154,580
Cost of units redeemed/account charges			(33,800)
Net investment income (loss)			3,591
Net realized gain (loss)			(4,256)
Realized gain distributions			280
Net change in unrealized appreciation (depreciation)			(902)
Net assets			$119,493
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	115	$119	1.25%	5.0%	12/31/2023	$1.05	0	$0	1.00%	5.3%	12/31/2023	$1.07	0	$0	0.75%	5.6%
12/31/2022	0.99	47	47	1.25%	-15.5%	12/31/2022	1.00	0	0	1.00%	-15.3%	12/31/2022	1.01	0	0	0.75%	-15.1%
12/31/2021	1.17	41	48	1.25%	-1.6%	12/31/2021	1.18	0	0	1.00%	-1.4%	12/31/2021	1.19	0	0	0.75%	-1.1%
12/31/2020	1.19	0	0	1.25%	8.7%	12/31/2020	1.19	0	0	1.00%	9.0%	12/31/2020	1.20	0	0	0.75%	9.3%
12/31/2019	1.09	0	0	1.25%	10.1%	12/31/2019	1.10	0	0	1.00%	10.4%	12/31/2019	1.10	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	5.8%	12/31/2023	$1.09	0	$0	0.25%	6.1%	12/31/2023	$1.11	0	$0	0.00%	6.4%
12/31/2022	1.02	0	0	0.50%	-14.8%	12/31/2022	1.03	0	0	0.25%	-14.6%	12/31/2022	1.04	0	0	0.00%	-14.4%
12/31/2021	1.20	0	0	0.50%	-0.9%	12/31/2021	1.21	0	0	0.25%	-0.6%	12/31/2021	1.22	0	0	0.00%	-0.4%
12/31/2020	1.21	0	0	0.50%	9.5%	12/31/2020	1.22	0	0	0.25%	9.8%	12/31/2020	1.22	0	0	0.00%	10.1%
12/31/2019	1.10	0	0	0.50%	11.0%	12/31/2019	1.11	0	0	0.25%	11.2%	12/31/2019	1.11	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	3.2%
2021	1.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Technology Fund Investor Class - 06-805

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,124	$61,197	1,453
Receivables: investments sold	233
Payables: investments purchased	-
Net assets	$75,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,357	26,239	$2.87
Band 100	-	-	3.02
Band 75	-	-	3.18
Band 50	-	-	3.34
Band 25	-	-	3.52
Band 0	-	-	3.82
Total	$75,357	26,239

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(714)
Net investment income (loss)			(714)

Gain (loss) on investments:
Net realized gain (loss)			38
Realized gain distributions			592
Net change in unrealized appreciation (depreciation)			20,981
Net gain (loss)			21,611

Increase (decrease) in net assets from operations			$20,897

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(714)	$(893)
Net realized gain (loss)		38	(7,047)
Realized gain distributions		592	603
Net change in unrealized appreciation (depreciation)		20,981	(16,256)

Increase (decrease) in net assets from operations		20,897	(23,593)

Contract owner transactions:
Proceeds from units sold		16,912	96,405
Cost of units redeemed		(1,994)	(99,207)
Account charges		-	-
Increase (decrease)		14,918	(2,802)
Net increase (decrease)		35,815	(26,395)
Net assets, beginning		39,542	65,937
Net assets, ending		$75,357	$39,542

Units sold		7,051	41,371
Units redeemed		(853)	(41,147)
Net increase (decrease)		6,198	224
Units outstanding, beginning		20,041	19,817
Units outstanding, ending		26,239	20,041

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,180,593
Cost of units redeemed/account charges			(1,285,751)
Net investment income (loss)			(30,392)
Net realized gain (loss)			136,038
Realized gain distributions			60,942
Net change in unrealized appreciation (depreciation)			13,927
Net assets			$75,357
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.87	26	$75	1.25%	45.6%	12/31/2023	$3.02	0	$0	1.00%	45.9%	12/31/2023	$3.18	0	$0	0.75%	46.3%
12/31/2022	1.97	20	40	1.25%	-40.7%	12/31/2022	2.07	0	0	1.00%	-40.6%	12/31/2022	2.17	0	0	0.75%	-40.4%
12/31/2021	3.33	20	66	1.25%	12.9%	12/31/2021	3.48	0	0	1.00%	13.1%	12/31/2021	3.65	0	0	0.75%	13.4%
12/31/2020	2.95	37	109	1.25%	44.3%	12/31/2020	3.08	0	0	1.00%	44.6%	12/31/2020	3.21	0	0	0.75%	45.0%
12/31/2019	2.04	33	68	1.25%	33.9%	12/31/2019	2.13	0	0	1.00%	34.3%	12/31/2019	2.22	0	0	0.75%	34.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.34	0	$0	0.50%	46.6%	12/31/2023	$3.52	0	$0	0.25%	47.0%	12/31/2023	$3.82	0	$0	0.00%	47.4%
12/31/2022	2.28	0	0	0.50%	-40.3%	12/31/2022	2.39	0	0	0.25%	-40.1%	12/31/2022	2.59	0	0	0.00%	-40.0%
12/31/2021	3.82	0	0	0.50%	13.7%	12/31/2021	3.99	0	0	0.25%	14.0%	12/31/2021	4.31	0	0	0.00%	14.3%
12/31/2020	3.36	0	0	0.50%	45.3%	12/31/2020	3.50	0	0	0.25%	45.7%	12/31/2020	3.77	0	0	0.00%	46.1%
12/31/2019	2.31	0	0	0.50%	34.9%	12/31/2019	2.40	0	0	0.25%	35.3%	12/31/2019	2.58	0	0	0.00%	35.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Equally-Weighted S&P 500 Fund R6 Class - 06-46C (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.56
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	1.25%	12.3%	12/31/2023	$1.50	0	$0	1.00%	12.6%	12/31/2023	$1.51	0	$0	0.75%	12.9%
12/31/2022	1.32	0	0	1.25%	-12.8%	12/31/2022	1.33	0	0	1.00%	-12.6%	12/31/2022	1.34	0	0	0.75%	-12.3%
12/31/2021	1.51	0	0	1.25%	27.8%	12/31/2021	1.52	0	0	1.00%	28.1%	12/31/2021	1.53	0	0	0.75%	28.4%
12/31/2020	1.18	0	0	1.25%	11.4%	12/31/2020	1.19	0	0	1.00%	11.6%	12/31/2020	1.19	0	0	0.75%	11.9%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	0	$0	0.50%	13.1%	12/31/2023	$1.55	0	$0	0.25%	13.4%	12/31/2023	$1.56	0	$0	0.00%	13.7%
12/31/2022	1.35	0	0	0.50%	-12.1%	12/31/2022	1.36	0	0	0.25%	-11.9%	12/31/2022	1.38	0	0	0.00%	-11.7%
12/31/2021	1.54	0	0	0.50%	28.8%	12/31/2021	1.55	0	0	0.25%	29.1%	12/31/2021	1.56	0	0	0.00%	29.4%
12/31/2020	1.19	0	0	0.50%	12.2%	12/31/2020	1.20	0	0	0.25%	12.5%	12/31/2020	1.20	0	0	0.00%	12.8%
12/31/2019	1.07	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Corporate Bond Fund R6 Class - 06-3W4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$230,193	$227,738	37,199
Receivables: investments sold	4,536
Payables: investments purchased	-
Net assets	$234,729

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$234,729	221,057	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$234,729	221,057

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,911
Mortality & expense charges			(2,935)
Net investment income (loss)			8,976

Gain (loss) on investments:
Net realized gain (loss)			(2,309)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,775
Net gain (loss)			5,466

Increase (decrease) in net assets from operations			$14,442

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,976	$2,104
Net realized gain (loss)		(2,309)	(9,818)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,775	(4,751)

Increase (decrease) in net assets from operations		14,442	(12,465)

Contract owner transactions:
Proceeds from units sold		115,825	243,738
Cost of units redeemed		(115,880)	(30,519)
Account charges		(946)	(235)
Increase (decrease)		(1,001)	212,984
Net increase (decrease)		13,441	200,519
Net assets, beginning		221,288	20,769
Net assets, ending		$234,729	$221,288

Units sold		116,063	392,068
Units redeemed		(118,222)	(186,125)
Net increase (decrease)		(2,159)	205,943
Units outstanding, beginning		223,216	17,273
Units outstanding, ending		221,057	223,216

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$379,549
Cost of units redeemed/account charges			(147,624)
Net investment income (loss)			11,588
Net realized gain (loss)			(12,124)
Realized gain distributions			885
Net change in unrealized appreciation (depreciation)			2,455
Net assets			$234,729
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	221	$235	1.25%	7.1%	12/31/2023	$1.07	0	$0	1.00%	7.4%	12/31/2023	$1.09	0	$0	0.75%	7.6%
12/31/2022	0.99	223	221	1.25%	-17.6%	12/31/2022	1.00	0	0	1.00%	-17.3%	12/31/2022	1.01	0	0	0.75%	-17.1%
12/31/2021	1.20	17	21	1.25%	-0.6%	12/31/2021	1.21	0	0	1.00%	-0.3%	12/31/2021	1.22	0	0	0.75%	-0.1%
12/31/2020	1.21	14	17	1.25%	10.5%	12/31/2020	1.21	0	0	1.00%	10.8%	12/31/2020	1.22	0	0	0.75%	11.1%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.10	0	0	1.00%	9.6%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	7.9%	12/31/2023	$1.11	0	$0	0.25%	8.2%	12/31/2023	$1.13	0	$0	0.00%	8.5%
12/31/2022	1.02	0	0	0.50%	-16.9%	12/31/2022	1.03	0	0	0.25%	-16.7%	12/31/2022	1.04	0	0	0.00%	-16.5%
12/31/2021	1.23	0	0	0.50%	0.2%	12/31/2021	1.24	0	0	0.25%	0.4%	12/31/2021	1.24	0	0	0.00%	0.7%
12/31/2020	1.23	0	0	0.50%	11.4%	12/31/2020	1.23	0	0	0.25%	11.6%	12/31/2020	1.24	0	0	0.00%	11.9%
12/31/2019	1.10	0	0	0.50%	10.1%	12/31/2019	1.10	0	0	0.25%	10.3%	12/31/2019	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.2%
2022	2.5%
2021	3.1%
2020	2.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Eqv Intl Sm Company R6 Class - 06-4FY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$94,992
Cost of units redeemed/account charges			(95,313)
Net investment income (loss)			(23)
Net realized gain (loss)			344
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	1.25%	13.4%	12/31/2023	$1.27	0	$0	1.00%	13.7%	12/31/2023	$1.28	0	$0	0.75%	14.0%
12/31/2022	1.11	0	0	1.25%	-12.0%	12/31/2022	1.12	0	0	1.00%	-11.8%	12/31/2022	1.13	0	0	0.75%	-11.6%
12/31/2021	1.26	0	0	1.25%	17.4%	12/31/2021	1.27	0	0	1.00%	17.7%	12/31/2021	1.27	0	0	0.75%	18.0%
12/31/2020	1.07	0	0	1.25%	9.3%	12/31/2020	1.08	0	0	1.00%	9.6%	12/31/2020	1.08	0	0	0.75%	9.8%
12/31/2019	0.98	0	0	1.25%	-1.7%	12/31/2019	0.98	0	0	1.00%	-1.7%	12/31/2019	0.98	0	0	0.75%	-1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	14.3%	12/31/2023	$1.31	0	$0	0.25%	14.6%	12/31/2023	$1.32	0	$0	0.00%	14.9%
12/31/2022	1.14	0	0	0.50%	-11.3%	12/31/2022	1.14	0	0	0.25%	-11.1%	12/31/2022	1.15	0	0	0.00%	-10.9%
12/31/2021	1.28	0	0	0.50%	18.3%	12/31/2021	1.29	0	0	0.25%	18.6%	12/31/2021	1.29	0	0	0.00%	18.9%
12/31/2020	1.08	0	0	0.50%	10.1%	12/31/2020	1.09	0	0	0.25%	10.4%	12/31/2020	1.09	0	0	0.00%	10.7%
12/31/2019	0.98	0	0	0.50%	-1.6%	12/31/2019	0.98	0	0	0.25%	-1.6%	12/31/2019	0.98	0	0	0.00%	-1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Fund R Class - 06-4PM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$401,625	$406,450	14,741
Receivables: investments sold	217
Payables: investments purchased	-
Net assets	$401,842

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$401,842	227,122	$1.77
Band 100	-	-	1.78
Band 75	-	-	1.80
Band 50	-	-	1.81
Band 25	-	-	1.83
Band 0	-	-	1.84
Total	$401,842	227,122

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,663
Mortality & expense charges			(4,383)
Net investment income (loss)			3,280

Gain (loss) on investments:
Net realized gain (loss)			(8,378)
Realized gain distributions			25,527
Net change in unrealized appreciation (depreciation)			22,310
Net gain (loss)			39,459

Increase (decrease) in net assets from operations			$42,739

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,280	$1,040
Net realized gain (loss)		(8,378)	106
Realized gain distributions		25,527	27,011
Net change in unrealized appreciation (depreciation)		22,310	(27,135)

Increase (decrease) in net assets from operations		42,739	1,022

Contract owner transactions:
Proceeds from units sold		254,606	278,690
Cost of units redeemed		(173,115)	(1,373)
Account charges		(616)	(111)
Increase (decrease)		80,875	277,206
Net increase (decrease)		123,614	278,228
Net assets, beginning		278,228	-
Net assets, ending		$401,842	$278,228

Units sold		159,604	175,940
Units redeemed		(107,473)	(949)
Net increase (decrease)		52,131	174,991
Units outstanding, beginning		174,991	-
Units outstanding, ending		227,122	174,991

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$533,296
Cost of units redeemed/account charges			(175,215)
Net investment income (loss)			4,320
Net realized gain (loss)			(8,272)
Realized gain distributions			52,538
Net change in unrealized appreciation (depreciation)			(4,825)
Net assets			$401,842
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	227	$402	1.25%	11.3%	12/31/2023	$1.78	0	$0	1.00%	11.6%	12/31/2023	$1.80	0	$0	0.75%	11.8%
12/31/2022	1.59	175	278	1.25%	-0.1%	12/31/2022	1.60	0	0	1.00%	0.2%	12/31/2022	1.61	0	0	0.75%	0.4%
12/31/2021	1.59	0	0	1.25%	32.2%	12/31/2021	1.60	0	0	1.00%	32.5%	12/31/2021	1.60	0	0	0.75%	32.8%
12/31/2020	1.20	0	0	1.25%	20.4%	12/31/2020	1.20	0	0	1.00%	20.4%	12/31/2020	1.20	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	0	$0	0.50%	12.1%	12/31/2023	$1.83	0	$0	0.25%	12.4%	12/31/2023	$1.84	0	$0	0.00%	12.7%
12/31/2022	1.62	0	0	0.50%	0.7%	12/31/2022	1.62	0	0	0.25%	0.9%	12/31/2022	1.63	0	0	0.00%	1.2%
12/31/2021	1.61	0	0	0.50%	33.2%	12/31/2021	1.61	0	0	0.25%	33.5%	12/31/2021	1.61	0	0	0.00%	33.8%
12/31/2020	1.21	0	0	0.50%	20.6%	12/31/2020	1.21	0	0	0.25%	20.6%	12/31/2020	1.21	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mc Gr Retirement Class - 06-4HH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.63
Band 100	-	-	1.64
Band 75	-	-	1.66
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(51)
Net realized gain (loss)		-	(1,331)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(809)

Increase (decrease) in net assets from operations		-	(2,191)

Contract owner transactions:
Proceeds from units sold		-	1,368
Cost of units redeemed		-	(6,237)
Account charges		-	-
Increase (decrease)		-	(4,869)
Net increase (decrease)		-	(7,060)
Net assets, beginning		-	7,060
Net assets, ending		$-	$-

Units sold		-	858
Units redeemed		-	(4,125)
Net increase (decrease)		-	(3,267)
Units outstanding, beginning		-	3,267
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,263
Cost of units redeemed/account charges			(38,743)
Net investment income (loss)			(202)
Net realized gain (loss)			5,309
Realized gain distributions			1,373
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	0	$0	1.25%	11.3%	12/31/2023	$1.64	0	$0	1.00%	11.6%	12/31/2023	$1.66	0	$0	0.75%	11.9%
12/31/2022	1.46	0	0	1.25%	-32.1%	12/31/2022	1.47	0	0	1.00%	-32.0%	12/31/2022	1.48	0	0	0.75%	-31.8%
12/31/2021	2.15	0	0	1.25%	17.1%	12/31/2021	2.16	3	7	1.00%	17.4%	12/31/2021	2.17	0	0	0.75%	17.7%
12/31/2020	1.84	0	0	1.25%	83.8%	12/31/2020	1.84	3	5	1.00%	84.1%	12/31/2020	1.85	0	0	0.75%	84.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	12.2%	12/31/2023	$1.69	0	$0	0.25%	12.4%	12/31/2023	$1.70	0	$0	0.00%	12.7%
12/31/2022	1.49	0	0	0.50%	-31.6%	12/31/2022	1.50	0	0	0.25%	-31.4%	12/31/2022	1.51	0	0	0.00%	-31.3%
12/31/2021	2.18	0	0	0.50%	17.9%	12/31/2021	2.19	0	0	0.25%	18.2%	12/31/2021	2.20	0	0	0.00%	18.5%
12/31/2020	1.85	0	0	0.50%	84.9%	12/31/2020	1.85	0	0	0.25%	85.2%	12/31/2020	1.86	0	0	0.00%	85.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mid Cap Gr A Class - 06-4H9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$282,113	$273,097	12,078
Receivables: investments sold	2,088
Payables: investments purchased	-
Net assets	$284,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$284,201	173,223	$1.64
Band 100	-	-	1.66
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$284,201	173,223

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,113)
Net investment income (loss)			(3,113)

Gain (loss) on investments:
Net realized gain (loss)			(797)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,565
Net gain (loss)			30,768

Increase (decrease) in net assets from operations			$27,655

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,113)	$(2,454)
Net realized gain (loss)		(797)	54
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,565	(76,395)

Increase (decrease) in net assets from operations		27,655	(78,795)

Contract owner transactions:
Proceeds from units sold		64,844	79,429
Cost of units redeemed		(26,670)	(6,737)
Account charges		(181)	(223)
Increase (decrease)		37,993	72,469
Net increase (decrease)		65,648	(6,326)
Net assets, beginning		218,553	224,879
Net assets, ending		$284,201	$218,553

Units sold		43,371	49,113
Units redeemed		(18,762)	(4,558)
Net increase (decrease)		24,609	44,555
Units outstanding, beginning		148,614	104,059
Units outstanding, ending		173,223	148,614

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$293,050
Cost of units redeemed/account charges			(58,072)
Net investment income (loss)			(9,570)
Net realized gain (loss)			7,997
Realized gain distributions			41,780
Net change in unrealized appreciation (depreciation)			9,016
Net assets			$284,201
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	173	$284	1.25%	11.6%	12/31/2023	$1.66	0	$0	1.00%	11.8%	12/31/2023	$1.67	0	$0	0.75%	12.1%
12/31/2022	1.47	149	219	1.25%	-32.0%	12/31/2022	1.48	0	0	1.00%	-31.8%	12/31/2022	1.49	0	0	0.75%	-31.6%
12/31/2021	2.16	104	225	1.25%	17.4%	12/31/2021	2.17	0	0	1.00%	17.7%	12/31/2021	2.18	0	0	0.75%	18.0%
12/31/2020	1.84	100	184	1.25%	84.1%	12/31/2020	1.84	0	0	1.00%	84.5%	12/31/2020	1.85	0	0	0.75%	84.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	0	$0	0.50%	12.4%	12/31/2023	$1.70	0	$0	0.25%	12.7%	12/31/2023	$1.72	0	$0	0.00%	13.0%
12/31/2022	1.50	0	0	0.50%	-31.4%	12/31/2022	1.51	0	0	0.25%	-31.3%	12/31/2022	1.52	0	0	0.00%	-31.1%
12/31/2021	2.19	0	0	0.50%	18.3%	12/31/2021	2.20	0	0	0.25%	18.6%	12/31/2021	2.21	0	0	0.00%	18.9%
12/31/2020	1.85	0	0	0.50%	85.2%	12/31/2020	1.86	0	0	0.25%	85.5%	12/31/2020	1.86	0	0	0.00%	85.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc Mid Cap Gr Retirement Class - 06-4HC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,118,191	$1,131,097	46,803
Receivables: investments sold	2,284
Payables: investments purchased	-
Net assets	$1,120,475

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,120,475	674,562	$1.66
Band 100	-	-	1.68
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.72
Band 0	-	-	1.74
Total	$1,120,475	674,562

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,932)
Net investment income (loss)			(14,932)

Gain (loss) on investments:
Net realized gain (loss)			(51,676)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			191,622
Net gain (loss)			139,946

Increase (decrease) in net assets from operations			$125,014

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,932)	$(18,465)
Net realized gain (loss)		(51,676)	(981)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		191,622	(601,471)

Increase (decrease) in net assets from operations		125,014	(620,917)

Contract owner transactions:
Proceeds from units sold		91,057	180,054
Cost of units redeemed		(422,783)	(175,293)
Account charges		(1,083)	(1,231)
Increase (decrease)		(332,809)	3,530
Net increase (decrease)		(207,795)	(617,387)
Net assets, beginning		1,328,270	1,945,657
Net assets, ending		$1,120,475	$1,328,270

Units sold		58,785	111,803
Units redeemed		(279,015)	(112,008)
Net increase (decrease)		(220,230)	(205)
Units outstanding, beginning		894,792	894,997
Units outstanding, ending		674,562	894,792

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,016,793
Cost of units redeemed/account charges			(1,335,480)
Net investment income (loss)			(69,058)
Net realized gain (loss)			157,531
Realized gain distributions			363,595
Net change in unrealized appreciation (depreciation)			(12,906)
Net assets			$1,120,475
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.66	675	$1,120	1.25%	11.9%	12/31/2023	$1.68	0	$0	1.00%	12.2%	12/31/2023	$1.69	0	$0	0.75%	12.5%
12/31/2022	1.48	895	1,328	1.25%	-31.7%	12/31/2022	1.49	0	0	1.00%	-31.5%	12/31/2022	1.51	0	0	0.75%	-31.4%
12/31/2021	2.17	895	1,946	1.25%	17.7%	12/31/2021	2.18	0	0	1.00%	18.0%	12/31/2021	2.19	0	0	0.75%	18.3%
12/31/2020	1.85	964	1,782	1.25%	84.7%	12/31/2020	1.85	0	0	1.00%	85.1%	12/31/2020	1.85	0	0	0.75%	85.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	0	$0	0.50%	12.7%	12/31/2023	$1.72	0	$0	0.25%	13.0%	12/31/2023	$1.74	0	$0	0.00%	13.3%
12/31/2022	1.52	0	0	0.50%	-31.2%	12/31/2022	1.53	0	0	0.25%	-31.0%	12/31/2022	1.54	0	0	0.00%	-30.9%
12/31/2021	2.20	0	0	0.50%	18.6%	12/31/2021	2.21	0	0	0.25%	18.9%	12/31/2021	2.22	0	0	0.00%	19.2%
12/31/2020	1.86	0	0	0.50%	85.8%	12/31/2020	1.86	0	0	0.25%	86.2%	12/31/2020	1.87	0	0	0.00%	86.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco MAIN ST MID CAP Retirement Class - 06-4HG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,061,200	$898,722	43,716
Receivables: investments sold	227
Payables: investments purchased	-
Net assets	$1,061,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$772,417	404,077	$1.91
Band 100	263,957	136,787	1.93
Band 75	-	-	1.95
Band 50	25,053	12,740	1.97
Band 25	-	-	1.99
Band 0	-	-	2.00
Total	$1,061,427	553,604

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,916)
Net investment income (loss)			(11,916)

Gain (loss) on investments:
Net realized gain (loss)			17,912
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			121,451
Net gain (loss)			139,363

Increase (decrease) in net assets from operations			$127,447

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,916)	$(12,318)
Net realized gain (loss)		17,912	15,028
Realized gain distributions		-	39,896
Net change in unrealized appreciation (depreciation)		121,451	(237,103)

Increase (decrease) in net assets from operations		127,447	(194,497)

Contract owner transactions:
Proceeds from units sold		85,260	82,963
Cost of units redeemed		(169,925)	(92,015)
Account charges		(149)	(336)
Increase (decrease)		(84,814)	(9,388)
Net increase (decrease)		42,633	(203,885)
Net assets, beginning		1,018,794	1,222,679
Net assets, ending		$1,061,427	$1,018,794

Units sold		48,864	49,370
Units redeemed		(94,536)	(57,982)
Net increase (decrease)		(45,672)	(8,612)
Units outstanding, beginning		599,276	607,888
Units outstanding, ending		553,604	599,276

* Date of Fund Inception into Variable Account: 3 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,028,209
Cost of units redeemed/account charges			(414,306)
Net investment income (loss)			(44,736)
Net realized gain (loss)			82,971
Realized gain distributions			246,811
Net change in unrealized appreciation (depreciation)			162,478
Net assets			$1,061,427
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.91	404	$772	1.25%	12.7%	12/31/2023	$1.93	137	$264	1.00%	13.0%	12/31/2023	$1.95	0	$0	0.75%	13.3%
12/31/2022	1.70	431	731	1.25%	-15.6%	12/31/2022	1.71	139	237	1.00%	-15.4%	12/31/2022	1.72	0	0	0.75%	-15.2%
12/31/2021	2.01	449	902	1.25%	21.2%	12/31/2021	2.02	146	294	1.00%	21.5%	12/31/2021	2.03	0	0	0.75%	21.8%
12/31/2020	1.66	488	809	1.25%	65.7%	12/31/2020	1.66	155	258	1.00%	66.0%	12/31/2020	1.66	0	0	0.75%	66.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	13	$25	0.50%	13.6%	12/31/2023	$1.99	0	$0	0.25%	13.9%	12/31/2023	$2.00	0	$0	0.00%	14.2%
12/31/2022	1.73	29	50	0.50%	-15.0%	12/31/2022	1.74	0	0	0.25%	-14.7%	12/31/2022	1.76	0	0	0.00%	-14.5%
12/31/2021	2.04	13	26	0.50%	22.1%	12/31/2021	2.04	0	0	0.25%	22.4%	12/31/2021	2.05	0	0	0.00%	22.7%
12/31/2020	1.67	19	32	0.50%	66.7%	12/31/2020	1.67	0	0	0.25%	67.0%	12/31/2020	1.67	0	0	0.00%	67.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco American Franchise Fund A Class - 06-023

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,116	$124,083	5,323
Receivables: investments sold	-
Payables: investments purchased	(21)
Net assets	$120,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,382	20,776	$3.39
Band 100	49,713	14,294	3.48
Band 75	-	-	3.57
Band 50	-	-	3.67
Band 25	-	-	3.76
Band 0	-	-	3.86
Total	$120,095	35,070

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,111)
Net investment income (loss)			(1,111)

Gain (loss) on investments:
Net realized gain (loss)			(892)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			34,074
Net gain (loss)			33,182

Increase (decrease) in net assets from operations			$32,071

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,111)	$(1,148)
Net realized gain (loss)		(892)	(8,740)
Realized gain distributions		-	6,189
Net change in unrealized appreciation (depreciation)		34,074	(46,437)

Increase (decrease) in net assets from operations		32,071	(50,136)

Contract owner transactions:
Proceeds from units sold		11,116	-
Cost of units redeemed		(2,854)	(91,785)
Account charges		(68)	(64)
Increase (decrease)		8,194	(91,849)
Net increase (decrease)		40,265	(141,985)
Net assets, beginning		79,830	221,815
Net assets, ending		$120,095	$79,830

Units sold		3,583	-
Units redeemed		(945)	(29,198)
Net increase (decrease)		2,638	(29,198)
Units outstanding, beginning		32,432	61,630
Units outstanding, ending		35,070	32,432

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$649,909
Cost of units redeemed/account charges			(778,784)
Net investment income (loss)			(26,317)
Net realized gain (loss)			107,328
Realized gain distributions			171,926
Net change in unrealized appreciation (depreciation)			(3,967)
Net assets			$120,095
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.39	21	$70	1.25%	39.2%	12/31/2023	$3.48	14	$50	1.00%	39.5%	12/31/2023	$3.57	0	$0	0.75%	39.9%
12/31/2022	2.43	17	42	1.25%	-32.0%	12/31/2022	2.49	15	38	1.00%	-31.8%	12/31/2022	2.55	0	0	0.75%	-31.7%
12/31/2021	3.58	46	164	1.25%	10.5%	12/31/2021	3.66	16	58	1.00%	10.7%	12/31/2021	3.74	0	0	0.75%	11.0%
12/31/2020	3.24	38	122	1.25%	40.4%	12/31/2020	3.30	17	57	1.00%	40.8%	12/31/2020	3.36	0	0	0.75%	41.1%
12/31/2019	2.31	38	89	1.25%	34.8%	12/31/2019	2.35	18	43	1.00%	35.2%	12/31/2019	2.38	0	0	0.75%	35.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.67	0	$0	0.50%	40.2%	12/31/2023	$3.76	0	$0	0.25%	40.6%	12/31/2023	$3.86	0	$0	0.00%	40.9%
12/31/2022	2.61	0	0	0.50%	-31.5%	12/31/2022	2.68	0	0	0.25%	-31.3%	12/31/2022	2.74	0	0	0.00%	-31.1%
12/31/2021	3.82	0	0	0.50%	11.3%	12/31/2021	3.90	0	0	0.25%	11.6%	12/31/2021	3.98	0	0	0.00%	11.8%
12/31/2020	3.43	0	0	0.50%	41.5%	12/31/2020	3.49	0	0	0.25%	41.8%	12/31/2020	3.56	0	0	0.00%	42.2%
12/31/2019	2.42	0	0	0.50%	35.8%	12/31/2019	2.46	0	0	0.25%	36.2%	12/31/2019	2.50	0	0	0.00%	36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco SteelPath MLP Inc R6 Inst Class - 06-6CH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.40
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	1.25%	19.1%	12/31/2023	$1.39	0	$0	1.00%	19.4%	12/31/2023	$1.40	0	$0	0.75%	19.7%
12/31/2022	1.16	0	0	1.25%	16.3%	12/31/2022	1.17	0	0	1.00%	16.6%	12/31/2022	1.17	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	20.0%	12/31/2023	$1.41	0	$0	0.25%	20.3%	12/31/2023	$1.42	0	$0	0.00%	20.6%
12/31/2022	1.17	0	0	0.50%	17.0%	12/31/2022	1.17	0	0	0.25%	17.3%	12/31/2022	1.18	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Small Comp R Class - 06-139 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /7 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	1.25%	10.6%	12/31/2023	$1.11	0	$0	1.00%	10.9%	12/31/2023	$1.11	0	$0	0.75%	11.2%
12/31/2022	1.00	0	0	1.25%	-0.2%	12/31/2022	1.00	0	0	1.00%	-0.1%	12/31/2022	1.00	0	0	0.75%	0.0%
12/31/2020	0.00	0	0	1.25%	0.0%	12/31/2020	0.00	0	0	1.00%	0.0%	12/31/2020	0.00	0	0	0.75%	0.0%
12/31/2019	0.00	0	0	1.25%	0.0%	12/31/2019	0.00	0	0	1.00%	0.0%	12/31/2019	0.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	11.5%	12/31/2023	$1.12	0	$0	0.25%	11.7%	12/31/2023	$1.12	0	$0	0.00%	12.0%
12/31/2022	1.00	0	0	0.50%	0.1%	12/31/2022	1.00	0	0	0.25%	0.2%	12/31/2022	1.00	0	0	0.00%	0.4%
12/31/2020	0.00	0	0	0.50%	0.0%	12/31/2020	0.00	0	0	0.25%	0.0%	12/31/2020	0.00	0	0	0.00%	0.0%
12/31/2019	0.00	0	0	0.50%	0.0%	12/31/2019	0.00	0	0	0.25%	0.0%	12/31/2019	0.00	0	0	0.00%	0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco SmCap Value R6 Retirement Class - 06-6PR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.11
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	1.25%	11.1%	12/31/2023	$1.11	0	$0	1.00%	11.2%	12/31/2023	$1.11	0	$0	0.75%	11.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	11.4%	12/31/2023	$1.12	0	$0	0.25%	11.5%	12/31/2023	$1.12	0	$0	0.00%	11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Val Opp R6 Other Class - 06-6KP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	1.25%	7.8%	12/31/2023	$1.08	0	$0	1.00%	8.1%	12/31/2023	$1.08	0	$0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	8.6%	12/31/2023	$1.09	0	$0	0.25%	8.8%	12/31/2023	$1.09	0	$0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Val Opp Y Inst Class - 06-6KR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,038	$27,216	1,629
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$29,042

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,042	26,986	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.08
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$29,042	26,986

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$58
Mortality & expense charges			(276)
Net investment income (loss)			(218)

Gain (loss) on investments:
Net realized gain (loss)			(17)
Realized gain distributions			581
Net change in unrealized appreciation (depreciation)			1,822
Net gain (loss)			2,386

Increase (decrease) in net assets from operations			$2,168

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(218)	$-
Net realized gain (loss)		(17)	-
Realized gain distributions		581	-
Net change in unrealized appreciation (depreciation)		1,822	-

Increase (decrease) in net assets from operations		2,168	-

Contract owner transactions:
Proceeds from units sold		27,215	-
Cost of units redeemed		(262)	-
Account charges		(79)	-
Increase (decrease)		26,874	-
Net increase (decrease)		29,042	-
Net assets, beginning		-	-
Net assets, ending		$29,042	$-

Units sold		27,339	-
Units redeemed		(353)	-
Net increase (decrease)		26,986	-
Units outstanding, beginning		-	-
Units outstanding, ending		26,986	-

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,215
Cost of units redeemed/account charges			(341)
Net investment income (loss)			(218)
Net realized gain (loss)			(17)
Realized gain distributions			581
Net change in unrealized appreciation (depreciation)			1,822
Net assets			$29,042
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	27	$29	1.25%	7.6%	12/31/2023	$1.08	0	$0	1.00%	7.9%	12/31/2023	$1.08	0	$0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	8.4%	12/31/2023	$1.09	0	$0	0.25%	8.6%	12/31/2023	$1.09	0	$0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Calamos Market Neutral Income R6 Class - 06-66R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,023,934	$16,087,365	1,158,155
Receivables: investments sold	410,298
Payables: investments purchased	-
Net assets	$16,434,232

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,434,232	16,076,341	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$16,434,232	16,076,341

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$363,399
Mortality & expense charges			(191,343)
Net investment income (loss)			172,056

Gain (loss) on investments:
Net realized gain (loss)			16,556
Realized gain distributions			548,178
Net change in unrealized appreciation (depreciation)			418,940
Net gain (loss)			983,674

Increase (decrease) in net assets from operations			$1,155,730

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$172,056	$5,542
Net realized gain (loss)		16,556	(80,200)
Realized gain distributions		548,178	-
Net change in unrealized appreciation (depreciation)		418,940	(482,371)

Increase (decrease) in net assets from operations		1,155,730	(557,029)

Contract owner transactions:
Proceeds from units sold		3,772,152	18,003,088
Cost of units redeemed		(2,845,216)	(3,003,286)
Account charges		(49,477)	(41,730)
Increase (decrease)		877,459	14,958,072
Net increase (decrease)		2,033,189	14,401,043
Net assets, beginning		14,401,043	-
Net assets, ending		$16,434,232	$14,401,043

Units sold		3,931,557	18,496,789
Units redeemed		(3,055,233)	(3,296,772)
Net increase (decrease)		876,324	15,200,017
Units outstanding, beginning		15,200,017	-
Units outstanding, ending		16,076,341	15,200,017

* Date of Fund Inception into Variable Account: 11 /18 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$21,775,240
Cost of units redeemed/account charges			(5,939,709)
Net investment income (loss)			177,598
Net realized gain (loss)			(63,644)
Realized gain distributions			548,178
Net change in unrealized appreciation (depreciation)			(63,431)
Net assets			$16,434,232
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	16,076	$16,434	1.25%	7.9%	12/31/2023	$1.03	0	$0	1.00%	8.2%	12/31/2023	$1.03	0	$0	0.75%	8.4%
12/31/2022	0.95	15,200	14,401	1.25%	-5.3%	12/31/2022	0.95	0	0	1.00%	-5.1%	12/31/2022	0.95	0	0	0.75%	-4.8%
12/31/2021	1.00	0	0	1.25%	0.1%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	8.7%	12/31/2023	$1.04	0	$0	0.25%	9.0%	12/31/2023	$1.05	0	$0	0.00%	9.3%
12/31/2022	0.96	0	0	0.50%	-4.6%	12/31/2022	0.96	0	0	0.25%	-4.4%	12/31/2022	0.96	0	0	0.00%	-4.1%
12/31/2021	1.00	0	0	0.50%	0.1%	12/31/2021	1.00	0	0	0.25%	0.2%	12/31/2021	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$217,968	$187,793	9,203
Receivables: investments sold	150
Payables: investments purchased	-
Net assets	$218,118

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$218,118	84,312	$2.59
Band 100	-	-	2.70
Band 75	-	-	2.82
Band 50	-	-	2.94
Band 25	-	-	3.07
Band 0	-	-	3.21
Total	$218,118	84,312

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,545
Mortality & expense charges			(2,716)
Net investment income (loss)			(1,171)

Gain (loss) on investments:
Net realized gain (loss)			3,706
Realized gain distributions			3,039
Net change in unrealized appreciation (depreciation)			29,711
Net gain (loss)			36,456

Increase (decrease) in net assets from operations			$35,285

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,171)	$(3,170)
Net realized gain (loss)		3,706	5,194
Realized gain distributions		3,039	30,352
Net change in unrealized appreciation (depreciation)		29,711	(118,172)

Increase (decrease) in net assets from operations		35,285	(85,796)

Contract owner transactions:
Proceeds from units sold		3,178	4,278
Cost of units redeemed		(39,941)	(97,231)
Account charges		(26)	(26)
Increase (decrease)		(36,789)	(92,979)
Net increase (decrease)		(1,504)	(178,775)
Net assets, beginning		219,622	398,397
Net assets, ending		$218,118	$219,622

Units sold		1,343	1,769
Units redeemed		(16,843)	(44,275)
Net increase (decrease)		(15,500)	(42,506)
Units outstanding, beginning		99,812	142,318
Units outstanding, ending		84,312	99,812

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,959,698
Cost of units redeemed/account charges			(4,477,827)
Net investment income (loss)			(122,052)
Net realized gain (loss)			160,967
Realized gain distributions			667,157
Net change in unrealized appreciation (depreciation)			30,175
Net assets			$218,118
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.59	84	$218	1.25%	17.6%	12/31/2023	$2.70	0	$0	1.00%	17.9%	12/31/2023	$2.82	0	$0	0.75%	18.2%
12/31/2022	2.20	100	220	1.25%	-21.4%	12/31/2022	2.29	0	0	1.00%	-21.2%	12/31/2022	2.39	0	0	0.75%	-21.0%
12/31/2021	2.80	142	398	1.25%	17.0%	12/31/2021	2.91	0	0	1.00%	17.3%	12/31/2021	3.02	0	0	0.75%	17.5%
12/31/2020	2.39	141	337	1.25%	20.6%	12/31/2020	2.48	0	0	1.00%	20.9%	12/31/2020	2.57	0	0	0.75%	21.2%
12/31/2019	1.99	147	291	1.25%	26.1%	12/31/2019	2.05	0	0	1.00%	26.4%	12/31/2019	2.12	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.94	0	$0	0.50%	18.5%	12/31/2023	$3.07	0	$0	0.25%	18.8%	12/31/2023	$3.21	0	$0	0.00%	19.0%
12/31/2022	2.48	0	0	0.50%	-20.8%	12/31/2022	2.59	0	0	0.25%	-20.6%	12/31/2022	2.69	0	0	0.00%	-20.4%
12/31/2021	3.14	0	0	0.50%	17.8%	12/31/2021	3.26	0	0	0.25%	18.1%	12/31/2021	3.38	0	0	0.00%	18.4%
12/31/2020	2.66	0	0	0.50%	21.5%	12/31/2020	2.76	0	0	0.25%	21.8%	12/31/2020	2.86	0	0	0.00%	22.1%
12/31/2019	2.19	0	0	0.50%	27.0%	12/31/2019	2.27	0	0	0.25%	27.3%	12/31/2019	2.34	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.3%
2021	0.0%
2020	0.0%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,381	$31,801	2,276
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$31,373

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,373	17,516	$1.79
Band 100	-	-	1.87
Band 75	-	-	1.95
Band 50	-	-	2.04
Band 25	-	-	2.13
Band 0	-	-	2.22
Total	$31,373	17,516

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$695
Mortality & expense charges			(366)
Net investment income (loss)			329

Gain (loss) on investments:
Net realized gain (loss)			(40)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,450
Net gain (loss)			2,410

Increase (decrease) in net assets from operations			$2,739

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$329	$(105)
Net realized gain (loss)		(40)	(39)
Realized gain distributions		-	17
Net change in unrealized appreciation (depreciation)		2,450	(4,863)

Increase (decrease) in net assets from operations		2,739	(4,990)

Contract owner transactions:
Proceeds from units sold		1,349	1,399
Cost of units redeemed		(311)	(306)
Account charges		(30)	(30)
Increase (decrease)		1,008	1,063
Net increase (decrease)		3,747	(3,927)
Net assets, beginning		27,626	31,553
Net assets, ending		$31,373	$27,626

Units sold		794	811
Units redeemed		(202)	(204)
Net increase (decrease)		592	607
Units outstanding, beginning		16,924	16,317
Units outstanding, ending		17,516	16,924

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$56,996,963
Cost of units redeemed/account charges			(61,598,255)
Net investment income (loss)			(405,219)
Net realized gain (loss)			531,679
Realized gain distributions			4,506,625
Net change in unrealized appreciation (depreciation)			(420)
Net assets			$31,373
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	18	$31	1.25%	9.7%	12/31/2023	$1.87	0	$0	1.00%	10.0%	12/31/2023	$1.95	0	$0	0.75%	10.3%
12/31/2022	1.63	17	28	1.25%	-15.6%	12/31/2022	1.70	0	0	1.00%	-15.4%	12/31/2022	1.77	0	0	0.75%	-15.2%
12/31/2021	1.93	16	32	1.25%	6.7%	12/31/2021	2.01	0	0	1.00%	6.9%	12/31/2021	2.09	0	0	0.75%	7.2%
12/31/2020	1.81	60	108	1.25%	13.5%	12/31/2020	1.88	0	0	1.00%	13.8%	12/31/2020	1.95	0	0	0.75%	14.1%
12/31/2019	1.60	60	95	1.25%	14.7%	12/31/2019	1.65	0	0	1.00%	15.0%	12/31/2019	1.71	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	0	$0	0.50%	10.5%	12/31/2023	$2.13	0	$0	0.25%	10.8%	12/31/2023	$2.22	0	$0	0.00%	11.1%
12/31/2022	1.84	0	0	0.50%	-15.0%	12/31/2022	1.92	0	0	0.25%	-14.7%	12/31/2022	2.00	0	0	0.00%	-14.5%
12/31/2021	2.17	0	0	0.50%	7.5%	12/31/2021	2.25	0	0	0.25%	7.7%	12/31/2021	2.34	0	0	0.00%	8.0%
12/31/2020	2.02	0	0	0.50%	14.3%	12/31/2020	2.09	0	0	0.25%	14.6%	12/31/2020	2.16	0	0	0.00%	14.9%
12/31/2019	1.76	0	0	0.50%	15.6%	12/31/2019	1.82	0	0	0.25%	15.8%	12/31/2019	1.88	0	0	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	0.9%
2021	0.2%
2020	0.6%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,532	$36,597	2,634
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$33,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,531	19,444	$1.72
Band 100	-	-	1.80
Band 75	-	-	1.88
Band 50	-	-	1.96
Band 25	-	-	2.05
Band 0	-	-	2.14
Total	$33,531	19,444

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$984
Mortality & expense charges			(401)
Net investment income (loss)			583

Gain (loss) on investments:
Net realized gain (loss)			(172)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,861
Net gain (loss)			1,689

Increase (decrease) in net assets from operations			$2,272

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$583	$4
Net realized gain (loss)		(172)	(95)
Realized gain distributions		-	457
Net change in unrealized appreciation (depreciation)		1,861	(4,921)

Increase (decrease) in net assets from operations		2,272	(4,555)

Contract owner transactions:
Proceeds from units sold		-	34
Cost of units redeemed		(1,000)	(405)
Account charges		-	(2)
Increase (decrease)		(1,000)	(373)
Net increase (decrease)		1,272	(4,928)
Net assets, beginning		32,259	37,187
Net assets, ending		$33,531	$32,259

Units sold		-	19
Units redeemed		(604)	(255)
Net increase (decrease)		(604)	(236)
Units outstanding, beginning		20,048	20,284
Units outstanding, ending		19,444	20,048

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,254,567
Cost of units redeemed/account charges			(5,585,797)
Net investment income (loss)			20,187
Net realized gain (loss)			52,250
Realized gain distributions			295,389
Net change in unrealized appreciation (depreciation)			(3,065)
Net assets			$33,531
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	19	$34	1.25%	7.2%	12/31/2023	$1.80	0	$0	1.00%	7.4%	12/31/2023	$1.88	0	$0	0.75%	7.7%
12/31/2022	1.61	20	32	1.25%	-12.2%	12/31/2022	1.68	0	0	1.00%	-12.0%	12/31/2022	1.74	0	0	0.75%	-11.8%
12/31/2021	1.83	20	37	1.25%	4.1%	12/31/2021	1.90	0	0	1.00%	4.3%	12/31/2021	1.98	0	0	0.75%	4.6%
12/31/2020	1.76	20	36	1.25%	9.1%	12/31/2020	1.83	0	0	1.00%	9.4%	12/31/2020	1.89	0	0	0.75%	9.7%
12/31/2019	1.61	20	32	1.25%	11.6%	12/31/2019	1.67	0	0	1.00%	11.8%	12/31/2019	1.72	0	0	0.75%	12.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.96	0	$0	0.50%	8.0%	12/31/2023	$2.05	0	$0	0.25%	8.2%	12/31/2023	$2.14	0	$0	0.00%	8.5%
12/31/2022	1.82	0	0	0.50%	-11.6%	12/31/2022	1.89	0	0	0.25%	-11.3%	12/31/2022	1.97	0	0	0.00%	-11.1%
12/31/2021	2.05	0	0	0.50%	4.9%	12/31/2021	2.13	0	0	0.25%	5.1%	12/31/2021	2.22	0	0	0.00%	5.4%
12/31/2020	1.96	0	0	0.50%	9.9%	12/31/2020	2.03	0	0	0.25%	10.2%	12/31/2020	2.10	0	0	0.00%	10.5%
12/31/2019	1.78	0	0	0.50%	12.4%	12/31/2019	1.84	0	0	0.25%	12.7%	12/31/2019	1.90	0	0	0.00%	13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	1.2%
2021	0.9%
2020	1.5%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Manning & Napier Pro-Blend Extended Term Series S Class - 06-223

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,543	$11,441	618
Receivables: investments sold	-
Payables: investments purchased	(8)
Net assets	$11,535

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,535	5,649	$2.04
Band 100	-	-	2.13
Band 75	-	-	2.23
Band 50	-	-	2.32
Band 25	-	-	2.42
Band 0	-	-	2.53
Total	$11,535	5,649

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$200
Mortality & expense charges			(129)
Net investment income (loss)			71

Gain (loss) on investments:
Net realized gain (loss)			(1,129)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,780
Net gain (loss)			1,651

Increase (decrease) in net assets from operations			$1,722

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$71	$(64)
Net realized gain (loss)		(1,129)	(2)
Realized gain distributions		-	613
Net change in unrealized appreciation (depreciation)		2,780	(5,535)

Increase (decrease) in net assets from operations		1,722	(4,988)

Contract owner transactions:
Proceeds from units sold		2,322	1,715
Cost of units redeemed		(16,804)	-
Account charges		(31)	(31)
Increase (decrease)		(14,513)	1,684
Net increase (decrease)		(12,791)	(3,304)
Net assets, beginning		24,326	27,630
Net assets, ending		$11,535	$24,326

Units sold		1,201	893
Units redeemed		(8,862)	(16)
Net increase (decrease)		(7,661)	877
Units outstanding, beginning		13,310	12,433
Units outstanding, ending		5,649	13,310

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,281,151
Cost of units redeemed/account charges			(8,075,323)
Net investment income (loss)			(140,355)
Net realized gain (loss)			47,494
Realized gain distributions			898,466
Net change in unrealized appreciation (depreciation)			102
Net assets			$11,535
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	6	$12	1.25%	11.7%	12/31/2023	$2.13	0	$0	1.00%	12.0%	12/31/2023	$2.23	0	$0	0.75%	12.3%
12/31/2022	1.83	13	24	1.25%	-17.8%	12/31/2022	1.90	0	0	1.00%	-17.6%	12/31/2022	1.98	0	0	0.75%	-17.3%
12/31/2021	2.22	12	28	1.25%	9.9%	12/31/2021	2.31	0	0	1.00%	10.2%	12/31/2021	2.40	0	0	0.75%	10.5%
12/31/2020	2.02	13	25	1.25%	16.1%	12/31/2020	2.09	0	0	1.00%	16.4%	12/31/2020	2.17	0	0	0.75%	16.7%
12/31/2019	1.74	11	19	1.25%	17.8%	12/31/2019	1.80	0	0	1.00%	18.1%	12/31/2019	1.86	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.32	0	$0	0.50%	12.6%	12/31/2023	$2.42	0	$0	0.25%	12.9%	12/31/2023	$2.53	0	$0	0.00%	13.1%
12/31/2022	2.06	0	0	0.50%	-17.1%	12/31/2022	2.15	0	0	0.25%	-16.9%	12/31/2022	2.24	0	0	0.00%	-16.7%
12/31/2021	2.49	0	0	0.50%	10.7%	12/31/2021	2.59	0	0	0.25%	11.0%	12/31/2021	2.69	0	0	0.00%	11.3%
12/31/2020	2.25	0	0	0.50%	17.0%	12/31/2020	2.33	0	0	0.25%	17.3%	12/31/2020	2.41	0	0	0.00%	17.6%
12/31/2019	1.92	0	0	0.50%	18.7%	12/31/2019	1.99	0	0	0.25%	19.0%	12/31/2019	2.05	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.9%
2021	0.3%
2020	0.4%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,076,124	$1,009,324	72,471
Receivables: investments sold	-
Payables: investments purchased	(15,136)
Net assets	$1,060,988

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,060,988	1,214,641	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.89
Band 25	-	-	0.90
Band 0	-	-	0.90
Total	$1,060,988	1,214,641

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(11,655)
Net investment income (loss)			(11,655)

Gain (loss) on investments:
Net realized gain (loss)			(3,852)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			158,368
Net gain (loss)			154,516

Increase (decrease) in net assets from operations			$142,861

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,655)	$(7,499)
Net realized gain (loss)		(3,852)	(19,673)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		158,368	(91,568)

Increase (decrease) in net assets from operations		142,861	(118,740)

Contract owner transactions:
Proceeds from units sold		210,057	1,119,412
Cost of units redeemed		(150,418)	(138,971)
Account charges		(2,467)	(746)
Increase (decrease)		57,172	979,695
Net increase (decrease)		200,033	860,955
Net assets, beginning		860,955	-
Net assets, ending		$1,060,988	$860,955

Units sold		265,430	1,330,134
Units redeemed		(189,055)	(191,868)
Net increase (decrease)		76,375	1,138,266
Units outstanding, beginning		1,138,266	-
Units outstanding, ending		1,214,641	1,138,266

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,329,469
Cost of units redeemed/account charges			(292,602)
Net investment income (loss)			(19,154)
Net realized gain (loss)			(23,525)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			66,800
Net assets			$1,060,988
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.87	1,215	$1,061	1.25%	15.5%	12/31/2023	$0.88	0	$0	1.00%	15.8%	12/31/2023	$0.89	0	$0	0.75%	16.1%
12/31/2022	0.76	1,138	861	1.25%	-26.8%	12/31/2022	0.76	0	0	1.00%	-26.6%	12/31/2022	0.76	0	0	0.75%	-26.4%
12/31/2021	1.03	0	0	1.25%	3.3%	12/31/2021	1.03	0	0	1.00%	3.5%	12/31/2021	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.89	0	$0	0.50%	16.4%	12/31/2023	$0.90	0	$0	0.25%	16.6%	12/31/2023	$0.90	0	$0	0.00%	16.9%
12/31/2022	0.77	0	0	0.50%	-26.2%	12/31/2022	0.77	0	0	0.25%	-26.0%	12/31/2022	0.77	0	0	0.00%	-25.8%
12/31/2021	1.04	0	0	0.50%	3.9%	12/31/2021	1.04	0	0	0.25%	4.1%	12/31/2021	1.04	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Mass Mutual Total Return Bond Fund Inst Class - 06-4TX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.90
Band 100	-	-	0.90
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.90	0	$0	1.25%	4.5%	12/31/2023	$0.90	0	$0	1.00%	4.7%	12/31/2023	$0.91	0	$0	0.75%	5.0%
12/31/2022	0.86	0	0	1.25%	-15.3%	12/31/2022	0.86	0	0	1.00%	-15.1%	12/31/2022	0.87	0	0	0.75%	-14.9%
12/31/2021	1.01	0	0	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	0	$0	0.50%	5.2%	12/31/2023	$0.92	0	$0	0.25%	5.5%	12/31/2023	$0.93	0	$0	0.00%	5.8%
12/31/2022	0.87	0	0	0.50%	-14.7%	12/31/2022	0.87	0	0	0.25%	-14.4%	12/31/2022	0.88	0	0	0.00%	-14.2%
12/31/2021	1.02	0	0	0.50%	1.9%	12/31/2021	1.02	0	0	0.25%	2.1%	12/31/2021	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Aggressive Growth Allocation Fund R3 Class - 06-058

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,367,655	$1,316,139	49,577
Receivables: investments sold	1,177
Payables: investments purchased	-
Net assets	$1,368,832

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,368,832	740,468	$1.85
Band 100	-	-	1.89
Band 75	-	-	1.94
Band 50	-	-	1.99
Band 25	-	-	2.03
Band 0	-	-	2.08
Total	$1,368,832	740,468

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,408
Mortality & expense charges			(16,247)
Net investment income (loss)			(2,839)

Gain (loss) on investments:
Net realized gain (loss)			(256)
Realized gain distributions			31,327
Net change in unrealized appreciation (depreciation)			147,566
Net gain (loss)			178,637

Increase (decrease) in net assets from operations			$175,798

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,839)	$4,279
Net realized gain (loss)		(256)	6,502
Realized gain distributions		31,327	28,914
Net change in unrealized appreciation (depreciation)		147,566	(304,448)

Increase (decrease) in net assets from operations		175,798	(264,753)

Contract owner transactions:
Proceeds from units sold		135,095	201,942
Cost of units redeemed		(127,412)	(183,785)
Account charges		(348)	(368)
Increase (decrease)		7,335	17,789
Net increase (decrease)		183,133	(246,964)
Net assets, beginning		1,185,699	1,432,663
Net assets, ending		$1,368,832	$1,185,699

Units sold		78,641	116,479
Units redeemed		(72,879)	(108,458)
Net increase (decrease)		5,762	8,021
Units outstanding, beginning		734,706	726,685
Units outstanding, ending		740,468	734,706

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,771,998
Cost of units redeemed/account charges			(784,217)
Net investment income (loss)			23,739
Net realized gain (loss)			121,151
Realized gain distributions			184,645
Net change in unrealized appreciation (depreciation)			51,516
Net assets			$1,368,832
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	740	$1,369	1.25%	14.5%	12/31/2023	$1.89	0	$0	1.00%	14.8%	12/31/2023	$1.94	0	$0	0.75%	15.1%
12/31/2022	1.61	735	1,186	1.25%	-18.1%	12/31/2022	1.65	0	0	1.00%	-17.9%	12/31/2022	1.68	0	0	0.75%	-17.7%
12/31/2021	1.97	727	1,433	1.25%	17.4%	12/31/2021	2.01	0	0	1.00%	17.7%	12/31/2021	2.05	0	0	0.75%	18.0%
12/31/2020	1.68	714	1,199	1.25%	14.1%	12/31/2020	1.71	0	0	1.00%	14.4%	12/31/2020	1.73	0	0	0.75%	14.6%
12/31/2019	1.47	699	1,029	1.25%	28.0%	12/31/2019	1.49	0	0	1.00%	28.3%	12/31/2019	1.51	0	0	0.75%	28.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.99	0	$0	0.50%	15.4%	12/31/2023	$2.03	0	$0	0.25%	15.7%	12/31/2023	$2.08	0	$0	0.00%	16.0%
12/31/2022	1.72	0	0	0.50%	-17.5%	12/31/2022	1.76	0	0	0.25%	-17.3%	12/31/2022	1.80	0	0	0.00%	-17.1%
12/31/2021	2.09	0	0	0.50%	18.3%	12/31/2021	2.13	0	0	0.25%	18.6%	12/31/2021	2.17	0	0	0.00%	18.9%
12/31/2020	1.76	0	0	0.50%	14.9%	12/31/2020	1.79	0	0	0.25%	15.2%	12/31/2020	1.82	0	0	0.00%	15.5%
12/31/2019	1.53	0	0	0.50%	28.9%	12/31/2019	1.56	0	0	0.25%	29.3%	12/31/2019	1.58	0	0	0.00%	29.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.5%
2021	3.2%
2020	0.5%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth Fund A Class - 06-365

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,090,189	$5,375,687	227,997
Receivables: investments sold	6,470
Payables: investments purchased	-
Net assets	$6,096,659

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,096,659	1,678,229	$3.63
Band 100	-	-	3.82
Band 75	-	-	4.02
Band 50	-	-	4.23
Band 25	-	-	4.45
Band 0	-	-	4.76
Total	$6,096,659	1,678,229

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(81,608)
Net investment income (loss)			(81,608)

Gain (loss) on investments:
Net realized gain (loss)			56,284
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,163,989
Net gain (loss)			1,220,273

Increase (decrease) in net assets from operations			$1,138,665

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(81,608)	$(111,900)
Net realized gain (loss)		56,284	60,530
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,163,989	(3,814,005)

Increase (decrease) in net assets from operations		1,138,665	(3,865,375)

Contract owner transactions:
Proceeds from units sold		986,971	1,174,340
Cost of units redeemed		(3,122,084)	(3,762,716)
Account charges		(3,545)	(5,266)
Increase (decrease)		(2,138,658)	(2,593,642)
Net increase (decrease)		(999,993)	(6,459,017)
Net assets, beginning		7,096,652	13,555,669
Net assets, ending		$6,096,659	$7,096,652

Units sold		305,743	358,159
Units redeemed		(961,903)	(1,171,288)
Net increase (decrease)		(656,160)	(813,129)
Units outstanding, beginning		2,334,389	3,147,518
Units outstanding, ending		1,678,229	2,334,389

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$43,093,573
Cost of units redeemed/account charges			(48,071,661)
Net investment income (loss)			(1,169,842)
Net realized gain (loss)			9,409,394
Realized gain distributions			2,120,693
Net change in unrealized appreciation (depreciation)			714,502
Net assets			$6,096,659
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.63	1,678	$6,097	1.25%	19.5%	12/31/2023	$3.82	0	$0	1.00%	19.8%	12/31/2023	$4.02	0	$0	0.75%	20.1%
12/31/2022	3.04	2,334	7,097	1.25%	-29.4%	12/31/2022	3.19	0	0	1.00%	-29.2%	12/31/2022	3.35	0	0	0.75%	-29.1%
12/31/2021	4.31	3,148	13,556	1.25%	12.3%	12/31/2021	4.51	0	0	1.00%	12.6%	12/31/2021	4.72	0	0	0.75%	12.9%
12/31/2020	3.83	6,550	25,115	1.25%	33.6%	12/31/2020	4.00	0	0	1.00%	34.0%	12/31/2020	4.18	0	0	0.75%	34.3%
12/31/2019	2.87	7,684	22,045	1.25%	35.7%	12/31/2019	2.99	0	0	1.00%	36.1%	12/31/2019	3.11	0	0	0.75%	36.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.23	0	$0	0.50%	20.4%	12/31/2023	$4.45	0	$0	0.25%	20.7%	12/31/2023	$4.76	0	$0	0.00%	21.0%
12/31/2022	3.51	0	0	0.50%	-28.9%	12/31/2022	3.69	0	0	0.25%	-28.7%	12/31/2022	3.93	0	0	0.00%	-28.5%
12/31/2021	4.94	0	0	0.50%	13.2%	12/31/2021	5.17	0	0	0.25%	13.5%	12/31/2021	5.50	0	0	0.00%	13.7%
12/31/2020	4.36	0	0	0.50%	34.7%	12/31/2020	4.56	0	0	0.25%	35.0%	12/31/2020	4.84	0	0	0.00%	35.3%
12/31/2019	3.24	0	0	0.50%	36.7%	12/31/2019	3.38	0	0	0.25%	37.1%	12/31/2019	3.57	0	0	0.00%	37.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Aggressive Growth Allocation Fund R2 Class - 06-074

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$141,160	$138,350	5,201
Receivables: investments sold	125
Payables: investments purchased	-
Net assets	$141,285

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$141,285	78,282	$1.80
Band 100	-	-	1.85
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	1.98
Band 0	-	-	2.03
Total	$141,285	78,282

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$611
Mortality & expense charges			(802)
Net investment income (loss)			(191)

Gain (loss) on investments:
Net realized gain (loss)			(309)
Realized gain distributions			1,908
Net change in unrealized appreciation (depreciation)			7,350
Net gain (loss)			8,949

Increase (decrease) in net assets from operations			$8,758

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(191)	$(84)
Net realized gain (loss)		(309)	(538)
Realized gain distributions		1,908	940
Net change in unrealized appreciation (depreciation)		7,350	(12,056)

Increase (decrease) in net assets from operations		8,758	(11,738)

Contract owner transactions:
Proceeds from units sold		97,234	23,267
Cost of units redeemed		(2,511)	(51,839)
Account charges		-	-
Increase (decrease)		94,723	(28,572)
Net increase (decrease)		103,481	(40,310)
Net assets, beginning		37,804	78,114
Net assets, ending		$141,285	$37,804

Units sold		55,896	14,700
Units redeemed		(1,541)	(31,156)
Net increase (decrease)		54,355	(16,456)
Units outstanding, beginning		23,927	40,383
Units outstanding, ending		78,282	23,927

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$247,919
Cost of units redeemed/account charges			(126,790)
Net investment income (loss)			(302)
Net realized gain (loss)			7,777
Realized gain distributions			9,871
Net change in unrealized appreciation (depreciation)			2,810
Net assets			$141,285
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	78	$141	1.25%	14.2%	12/31/2023	$1.85	0	$0	1.00%	14.5%	12/31/2023	$1.89	0	$0	0.75%	14.8%
12/31/2022	1.58	24	38	1.25%	-18.3%	12/31/2022	1.61	0	0	1.00%	-18.1%	12/31/2022	1.65	0	0	0.75%	-17.9%
12/31/2021	1.93	40	78	1.25%	17.1%	12/31/2021	1.97	0	0	1.00%	17.4%	12/31/2021	2.01	0	0	0.75%	17.7%
12/31/2020	1.65	41	67	1.25%	13.8%	12/31/2020	1.68	0	0	1.00%	14.1%	12/31/2020	1.71	0	0	0.75%	14.4%
12/31/2019	1.45	54	78	1.25%	27.7%	12/31/2019	1.47	0	0	1.00%	28.0%	12/31/2019	1.49	0	0	0.75%	28.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	0	$0	0.50%	15.1%	12/31/2023	$1.98	0	$0	0.25%	15.4%	12/31/2023	$2.03	0	$0	0.00%	15.7%
12/31/2022	1.68	0	0	0.50%	-17.7%	12/31/2022	1.72	0	0	0.25%	-17.5%	12/31/2022	1.76	0	0	0.00%	-17.3%
12/31/2021	2.05	0	0	0.50%	18.0%	12/31/2021	2.09	0	0	0.25%	18.3%	12/31/2021	2.12	0	0	0.00%	18.6%
12/31/2020	1.73	0	0	0.50%	14.7%	12/31/2020	1.76	0	0	0.25%	14.9%	12/31/2020	1.79	0	0	0.00%	15.2%
12/31/2019	1.51	0	0	0.50%	28.7%	12/31/2019	1.53	0	0	0.25%	29.0%	12/31/2019	1.56	0	0	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	1.0%
2021	1.8%
2020	0.2%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R3 Class - 06-891

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,293,738	$1,182,050	43,531
Receivables: investments sold	-
Payables: investments purchased	(1,724)
Net assets	$1,292,014

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,292,014	691,566	$1.87
Band 100	-	-	1.91
Band 75	-	-	1.95
Band 50	-	-	2.00
Band 25	-	-	2.05
Band 0	-	-	2.09
Total	$1,292,014	691,566

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,393
Mortality & expense charges			(14,533)
Net investment income (loss)			1,860

Gain (loss) on investments:
Net realized gain (loss)			51,890
Realized gain distributions			18,283
Net change in unrealized appreciation (depreciation)			97,157
Net gain (loss)			167,330

Increase (decrease) in net assets from operations			$169,190

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,860	$(2,294)
Net realized gain (loss)		51,890	239,727
Realized gain distributions		18,283	54,628
Net change in unrealized appreciation (depreciation)		97,157	(557,960)

Increase (decrease) in net assets from operations		169,190	(265,899)

Contract owner transactions:
Proceeds from units sold		474,258	478,299
Cost of units redeemed		(823,776)	(1,635,487)
Account charges		(2,208)	(3,023)
Increase (decrease)		(351,726)	(1,160,211)
Net increase (decrease)		(182,536)	(1,426,110)
Net assets, beginning		1,474,550	2,900,660
Net assets, ending		$1,292,014	$1,474,550

Units sold		289,832	275,145
Units redeemed		(475,332)	(948,957)
Net increase (decrease)		(185,500)	(673,812)
Units outstanding, beginning		877,066	1,550,878
Units outstanding, ending		691,566	877,066

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,054,896
Cost of units redeemed/account charges			(17,196,824)
Net investment income (loss)			(105,487)
Net realized gain (loss)			1,899,717
Realized gain distributions			528,024
Net change in unrealized appreciation (depreciation)			111,688
Net assets			$1,292,014
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.87	692	$1,292	1.25%	11.1%	12/31/2023	$1.91	0	$0	1.00%	11.4%	12/31/2023	$1.95	0	$0	0.75%	11.7%
12/31/2022	1.68	877	1,475	1.25%	-10.1%	12/31/2022	1.72	0	0	1.00%	-9.9%	12/31/2022	1.75	0	0	0.75%	-9.7%
12/31/2021	1.87	1,551	2,901	1.25%	28.9%	12/31/2021	1.90	0	0	1.00%	29.2%	12/31/2021	1.94	0	0	0.75%	29.6%
12/31/2020	1.45	1,439	2,087	1.25%	2.7%	12/31/2020	1.47	0	0	1.00%	3.0%	12/31/2020	1.50	0	0	0.75%	3.2%
12/31/2019	1.41	1,337	1,888	1.25%	28.9%	12/31/2019	1.43	0	0	1.00%	29.2%	12/31/2019	1.45	0	0	0.75%	29.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.00	0	$0	0.50%	12.0%	12/31/2023	$2.05	0	$0	0.25%	12.2%	12/31/2023	$2.09	0	$0	0.00%	12.5%
12/31/2022	1.79	0	0	0.50%	-9.4%	12/31/2022	1.82	0	0	0.25%	-9.2%	12/31/2022	1.86	0	0	0.00%	-9.0%
12/31/2021	1.97	0	0	0.50%	29.9%	12/31/2021	2.01	0	0	0.25%	30.2%	12/31/2021	2.04	0	0	0.00%	30.5%
12/31/2020	1.52	0	0	0.50%	3.5%	12/31/2020	1.54	0	0	0.25%	3.7%	12/31/2020	1.56	0	0	0.00%	4.0%
12/31/2019	1.47	0	0	0.50%	29.8%	12/31/2019	1.49	0	0	0.25%	30.2%	12/31/2019	1.50	0	0	0.00%	30.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.9%
2021	1.0%
2020	0.7%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Conservative Allocation Fund R2 Class - 06-075

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$517,085	$520,302	32,841
Receivables: investments sold	823
Payables: investments purchased	-
Net assets	$517,908

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$517,908	395,488	$1.31
Band 100	-	-	1.34
Band 75	-	-	1.37
Band 50	-	-	1.41
Band 25	-	-	1.44
Band 0	-	-	1.47
Total	$517,908	395,488

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,779
Mortality & expense charges			(4,977)
Net investment income (loss)			5,802

Gain (loss) on investments:
Net realized gain (loss)			(4,340)
Realized gain distributions			3,713
Net change in unrealized appreciation (depreciation)			36,041
Net gain (loss)			35,414

Increase (decrease) in net assets from operations			$41,216

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,802	$3,945
Net realized gain (loss)		(4,340)	6,991
Realized gain distributions		3,713	2,959
Net change in unrealized appreciation (depreciation)		36,041	(78,030)

Increase (decrease) in net assets from operations		41,216	(64,135)

Contract owner transactions:
Proceeds from units sold		156,955	235,801
Cost of units redeemed		(55,226)	(207,308)
Account charges		(265)	(324)
Increase (decrease)		101,464	28,169
Net increase (decrease)		142,680	(35,966)
Net assets, beginning		375,228	411,194
Net assets, ending		$517,908	$375,228

Units sold		128,809	179,257
Units redeemed		(44,933)	(158,716)
Net increase (decrease)		83,876	20,541
Units outstanding, beginning		311,612	291,071
Units outstanding, ending		395,488	311,612

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$993,462
Cost of units redeemed/account charges			(548,282)
Net investment income (loss)			19,128
Net realized gain (loss)			29,814
Realized gain distributions			27,003
Net change in unrealized appreciation (depreciation)			(3,217)
Net assets			$517,908
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	395	$518	1.25%	8.8%	12/31/2023	$1.34	0	$0	1.00%	9.0%	12/31/2023	$1.37	0	$0	0.75%	9.3%
12/31/2022	1.20	312	375	1.25%	-14.8%	12/31/2022	1.23	0	0	1.00%	-14.5%	12/31/2022	1.26	0	0	0.75%	-14.3%
12/31/2021	1.41	291	411	1.25%	6.3%	12/31/2021	1.44	0	0	1.00%	6.5%	12/31/2021	1.47	0	0	0.75%	6.8%
12/31/2020	1.33	361	480	1.25%	9.9%	12/31/2020	1.35	0	0	1.00%	10.2%	12/31/2020	1.37	0	0	0.75%	10.5%
12/31/2019	1.21	151	183	1.25%	15.4%	12/31/2019	1.23	0	0	1.00%	15.7%	12/31/2019	1.24	0	0	0.75%	15.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	9.6%	12/31/2023	$1.44	0	$0	0.25%	9.8%	12/31/2023	$1.47	0	$0	0.00%	10.1%
12/31/2022	1.28	0	0	0.50%	-14.1%	12/31/2022	1.31	0	0	0.25%	-13.9%	12/31/2022	1.34	0	0	0.00%	-13.7%
12/31/2021	1.49	0	0	0.50%	7.1%	12/31/2021	1.52	0	0	0.25%	7.3%	12/31/2021	1.55	0	0	0.00%	7.6%
12/31/2020	1.40	0	0	0.50%	10.8%	12/31/2020	1.42	0	0	0.25%	11.1%	12/31/2020	1.44	0	0	0.00%	11.3%
12/31/2019	1.26	0	0	0.50%	16.2%	12/31/2019	1.28	0	0	0.25%	16.5%	12/31/2019	1.30	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.2%
2021	2.3%
2020	2.0%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R2 Class - 06-922

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,051,702	$1,001,531	36,200
Receivables: investments sold	635
Payables: investments purchased	-
Net assets	$1,052,337

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,052,337	576,302	$1.83
Band 100	-	-	1.87
Band 75	-	-	1.91
Band 50	-	-	1.95
Band 25	-	-	2.00
Band 0	-	-	2.04
Total	$1,052,337	576,302

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,888
Mortality & expense charges			(11,801)
Net investment income (loss)			(1,913)

Gain (loss) on investments:
Net realized gain (loss)			270
Realized gain distributions			15,260
Net change in unrealized appreciation (depreciation)			86,777
Net gain (loss)			102,307

Increase (decrease) in net assets from operations			$100,394

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,913)	$(1,972)
Net realized gain (loss)		270	49,459
Realized gain distributions		15,260	40,772
Net change in unrealized appreciation (depreciation)		86,777	(228,452)

Increase (decrease) in net assets from operations		100,394	(140,193)

Contract owner transactions:
Proceeds from units sold		230,031	519,918
Cost of units redeemed		(286,231)	(559,706)
Account charges		(2,286)	(2,990)
Increase (decrease)		(58,486)	(42,778)
Net increase (decrease)		41,908	(182,971)
Net assets, beginning		1,010,429	1,193,400
Net assets, ending		$1,052,337	$1,010,429

Units sold		134,244	306,961
Units redeemed		(171,410)	(343,245)
Net increase (decrease)		(37,166)	(36,284)
Units outstanding, beginning		613,468	649,752
Units outstanding, ending		576,302	613,468

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,954,996
Cost of units redeemed/account charges			(12,941,010)
Net investment income (loss)			(87,645)
Net realized gain (loss)			1,695,753
Realized gain distributions			380,072
Net change in unrealized appreciation (depreciation)			50,171
Net assets			$1,052,337
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.83	576	$1,052	1.25%	10.9%	12/31/2023	$1.87	0	$0	1.00%	11.1%	12/31/2023	$1.91	0	$0	0.75%	11.4%
12/31/2022	1.65	613	1,010	1.25%	-10.3%	12/31/2022	1.68	0	0	1.00%	-10.1%	12/31/2022	1.71	0	0	0.75%	-9.9%
12/31/2021	1.84	650	1,193	1.25%	28.5%	12/31/2021	1.87	0	0	1.00%	28.8%	12/31/2021	1.90	0	0	0.75%	29.2%
12/31/2020	1.43	518	740	1.25%	2.5%	12/31/2020	1.45	0	0	1.00%	2.7%	12/31/2020	1.47	0	0	0.75%	3.0%
12/31/2019	1.39	402	561	1.25%	28.6%	12/31/2019	1.41	0	0	1.00%	28.9%	12/31/2019	1.43	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.95	0	$0	0.50%	11.7%	12/31/2023	$2.00	0	$0	0.25%	12.0%	12/31/2023	$2.04	0	$0	0.00%	12.3%
12/31/2022	1.75	0	0	0.50%	-9.6%	12/31/2022	1.79	0	0	0.25%	-9.4%	12/31/2022	1.82	0	0	0.00%	-9.2%
12/31/2021	1.94	0	0	0.50%	29.5%	12/31/2021	1.97	0	0	0.25%	29.8%	12/31/2021	2.01	0	0	0.00%	30.1%
12/31/2020	1.50	0	0	0.50%	3.2%	12/31/2020	1.52	0	0	0.25%	3.5%	12/31/2020	1.54	230	355	0.00%	3.8%
12/31/2019	1.45	0	0	0.50%	29.6%	12/31/2019	1.47	0	0	0.25%	29.9%	12/31/2019	1.49	188	280	0.00%	30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.1%
2021	0.7%
2020	0.6%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Conservative Allocation Fund R3 Class - 06-059

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,244,081	$1,320,043	76,864
Receivables: investments sold	-
Payables: investments purchased	(1,179)
Net assets	$1,242,902

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,242,902	926,536	$1.34
Band 100	-	-	1.37
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.48
Band 0	-	-	1.51
Total	$1,242,902	926,536

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28,715
Mortality & expense charges			(13,397)
Net investment income (loss)			15,318

Gain (loss) on investments:
Net realized gain (loss)			(6,235)
Realized gain distributions			8,064
Net change in unrealized appreciation (depreciation)			76,630
Net gain (loss)			78,459

Increase (decrease) in net assets from operations			$93,777

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,318	$11,220
Net realized gain (loss)		(6,235)	(38,485)
Realized gain distributions		8,064	7,855
Net change in unrealized appreciation (depreciation)		76,630	(209,470)

Increase (decrease) in net assets from operations		93,777	(228,880)

Contract owner transactions:
Proceeds from units sold		190,283	136,429
Cost of units redeemed		(46,718)	(801,615)
Account charges		(309)	(576)
Increase (decrease)		143,256	(665,762)
Net increase (decrease)		237,033	(894,642)
Net assets, beginning		1,005,869	1,900,511
Net assets, ending		$1,242,902	$1,005,869

Units sold		145,449	104,634
Units redeemed		(36,996)	(606,970)
Net increase (decrease)		108,453	(502,336)
Units outstanding, beginning		818,083	1,320,419
Units outstanding, ending		926,536	818,083

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,875,805
Cost of units redeemed/account charges			(3,918,969)
Net investment income (loss)			88,800
Net realized gain (loss)			164,474
Realized gain distributions			108,754
Net change in unrealized appreciation (depreciation)			(75,962)
Net assets			$1,242,902
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	927	$1,243	1.25%	9.1%	12/31/2023	$1.37	0	$0	1.00%	9.4%	12/31/2023	$1.41	0	$0	0.75%	9.6%
12/31/2022	1.23	818	1,006	1.25%	-14.6%	12/31/2022	1.26	0	0	1.00%	-14.4%	12/31/2022	1.28	0	0	0.75%	-14.1%
12/31/2021	1.44	1,320	1,901	1.25%	6.5%	12/31/2021	1.47	0	0	1.00%	6.8%	12/31/2021	1.49	0	0	0.75%	7.1%
12/31/2020	1.35	1,282	1,732	1.25%	10.2%	12/31/2020	1.37	0	0	1.00%	10.5%	12/31/2020	1.40	0	0	0.75%	10.8%
12/31/2019	1.23	1,119	1,371	1.25%	15.6%	12/31/2019	1.24	0	0	1.00%	15.9%	12/31/2019	1.26	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	9.9%	12/31/2023	$1.48	0	$0	0.25%	10.2%	12/31/2023	$1.51	0	$0	0.00%	10.5%
12/31/2022	1.31	0	0	0.50%	-13.9%	12/31/2022	1.34	0	0	0.25%	-13.7%	12/31/2022	1.37	0	0	0.00%	-13.5%
12/31/2021	1.52	0	0	0.50%	7.3%	12/31/2021	1.55	0	0	0.25%	7.6%	12/31/2021	1.58	0	0	0.00%	7.9%
12/31/2020	1.42	0	0	0.50%	11.1%	12/31/2020	1.44	0	0	0.25%	11.3%	12/31/2020	1.47	0	0	0.00%	11.6%
12/31/2019	1.28	0	0	0.50%	16.4%	12/31/2019	1.30	0	0	0.25%	16.7%	12/31/2019	1.31	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	1.8%
2021	2.5%
2020	1.6%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Moderate Allocation Fund R2 Class - 06-077

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.47
Band 100	-	-	1.51
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.62
Band 0	-	-	1.66
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(4,344)
Net realized gain (loss)		-	10,589
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(121,784)

Increase (decrease) in net assets from operations		-	(115,539)

Contract owner transactions:
Proceeds from units sold		-	41,735
Cost of units redeemed		-	(752,319)
Account charges		-	(24)
Increase (decrease)		-	(710,608)
Net increase (decrease)		-	(826,147)
Net assets, beginning		-	826,147
Net assets, ending		$-	$-

Units sold		-	29,154
Units redeemed		-	(548,045)
Net increase (decrease)		-	(518,891)
Units outstanding, beginning		-	518,891
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$843,390
Cost of units redeemed/account charges			(1,018,270)
Net investment income (loss)			17,473
Net realized gain (loss)			62,901
Realized gain distributions			94,506
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	1.25%	10.8%	12/31/2023	$1.51	0	$0	1.00%	11.1%	12/31/2023	$1.55	0	$0	0.75%	11.4%
12/31/2022	1.33	0	0	1.25%	-16.5%	12/31/2022	1.36	0	0	1.00%	-16.3%	12/31/2022	1.39	0	0	0.75%	-16.1%
12/31/2021	1.59	519	826	1.25%	10.1%	12/31/2021	1.62	0	0	1.00%	10.4%	12/31/2021	1.65	0	0	0.75%	10.6%
12/31/2020	1.45	611	883	1.25%	11.9%	12/31/2020	1.47	0	0	1.00%	12.2%	12/31/2020	1.49	0	0	0.75%	12.5%
12/31/2019	1.29	556	719	1.25%	20.0%	12/31/2019	1.31	0	0	1.00%	20.3%	12/31/2019	1.33	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.58	0	$0	0.50%	11.6%	12/31/2023	$1.62	0	$0	0.25%	11.9%	12/31/2023	$1.66	0	$0	0.00%	12.2%
12/31/2022	1.42	0	0	0.50%	-15.8%	12/31/2022	1.45	0	0	0.25%	-15.6%	12/31/2022	1.48	0	0	0.00%	-15.4%
12/31/2021	1.68	0	0	0.50%	10.9%	12/31/2021	1.72	0	0	0.25%	11.2%	12/31/2021	1.75	0	0	0.00%	11.5%
12/31/2020	1.52	0	0	0.50%	12.7%	12/31/2020	1.54	0	0	0.25%	13.0%	12/31/2020	1.57	0	0	0.00%	13.3%
12/31/2019	1.35	0	0	0.50%	20.9%	12/31/2019	1.37	0	0	0.25%	21.2%	12/31/2019	1.38	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.5%
2021	2.5%
2020	1.1%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R2 Class - 06-013

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,714	$2,668	225
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$2,709

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,709	2,378	$1.14
Band 100	-	-	1.17
Band 75	-	-	1.20
Band 50	-	-	1.23
Band 25	-	-	1.27
Band 0	-	-	1.30
Total	$2,709	2,378

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$87
Mortality & expense charges			(18)
Net investment income (loss)			69

Gain (loss) on investments:
Net realized gain (loss)			(195)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			355
Net gain (loss)			160

Increase (decrease) in net assets from operations			$229

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$69	$64
Net realized gain (loss)		(195)	(2)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		355	(292)

Increase (decrease) in net assets from operations		229	(230)

Contract owner transactions:
Proceeds from units sold		1,788	330
Cost of units redeemed		(770)	(18)
Account charges		(1)	-
Increase (decrease)		1,017	312
Net increase (decrease)		1,246	82
Net assets, beginning		1,463	1,381
Net assets, ending		$2,709	$1,463

Units sold		1,711	311
Units redeemed		(728)	(17)
Net increase (decrease)		983	294
Units outstanding, beginning		1,395	1,101
Units outstanding, ending		2,378	1,395

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,467
Cost of units redeemed/account charges			(789)
Net investment income (loss)			182
Net realized gain (loss)			(197)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			46
Net assets			$2,709
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	2	$3	1.25%	8.6%	12/31/2023	$1.17	0	$0	1.00%	8.8%	12/31/2023	$1.20	0	$0	0.75%	9.1%
12/31/2022	1.05	1	1	1.25%	-16.4%	12/31/2022	1.07	0	0	1.00%	-16.2%	12/31/2022	1.10	0	0	0.75%	-16.0%
12/31/2021	1.25	1	1	1.25%	-4.1%	12/31/2021	1.28	0	0	1.00%	-3.8%	12/31/2021	1.31	0	0	0.75%	-3.6%
12/31/2020	1.31	1	1	1.25%	6.2%	12/31/2020	1.33	0	0	1.00%	6.4%	12/31/2020	1.36	0	0	0.75%	6.7%
12/31/2019	1.23	0	0	1.25%	12.1%	12/31/2019	1.25	0	0	1.00%	12.4%	12/31/2019	1.27	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	9.4%	12/31/2023	$1.27	0	$0	0.25%	9.7%	12/31/2023	$1.30	0	$0	0.00%	9.9%
12/31/2022	1.13	0	0	0.50%	-15.8%	12/31/2022	1.15	0	0	0.25%	-15.6%	12/31/2022	1.18	0	0	0.00%	-15.3%
12/31/2021	1.34	0	0	0.50%	-3.4%	12/31/2021	1.37	0	0	0.25%	-3.1%	12/31/2021	1.40	0	0	0.00%	-2.9%
12/31/2020	1.38	0	0	0.50%	7.0%	12/31/2020	1.41	0	0	0.25%	7.2%	12/31/2020	1.44	0	0	0.00%	7.5%
12/31/2019	1.29	0	0	0.50%	12.9%	12/31/2019	1.32	0	0	0.25%	13.2%	12/31/2019	1.34	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.2%
2022	5.6%
2021	3.5%
2020	4.1%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Moderate Allocation Fund R3 Class - 06-061

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,636,541	$3,602,641	194,024
Receivables: investments sold	3,351
Payables: investments purchased	-
Net assets	$3,639,892

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,639,892	2,412,798	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.58
Band 50	-	-	1.62
Band 25	-	-	1.66
Band 0	-	-	1.70
Total	$3,639,892	2,412,798

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$77,464
Mortality & expense charges			(46,524)
Net investment income (loss)			30,940

Gain (loss) on investments:
Net realized gain (loss)			(15,597)
Realized gain distributions			67,713
Net change in unrealized appreciation (depreciation)			303,038
Net gain (loss)			355,154

Increase (decrease) in net assets from operations			$386,094

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$30,940	$38,962
Net realized gain (loss)		(15,597)	12,556
Realized gain distributions		67,713	58,648
Net change in unrealized appreciation (depreciation)		303,038	(810,534)

Increase (decrease) in net assets from operations		386,094	(700,368)

Contract owner transactions:
Proceeds from units sold		438,671	453,578
Cost of units redeemed		(792,974)	(485,484)
Account charges		(229)	(204)
Increase (decrease)		(354,532)	(32,110)
Net increase (decrease)		31,562	(732,478)
Net assets, beginning		3,608,330	4,340,808
Net assets, ending		$3,639,892	$3,608,330

Units sold		316,359	317,960
Units redeemed		(560,840)	(337,591)
Net increase (decrease)		(244,481)	(19,631)
Units outstanding, beginning		2,657,279	2,676,910
Units outstanding, ending		2,412,798	2,657,279

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,567,805
Cost of units redeemed/account charges			(2,707,925)
Net investment income (loss)			172,794
Net realized gain (loss)			149,812
Realized gain distributions			423,506
Net change in unrealized appreciation (depreciation)			33,900
Net assets			$3,639,892
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	2,413	$3,640	1.25%	11.1%	12/31/2023	$1.54	0	$0	1.00%	11.4%	12/31/2023	$1.58	0	$0	0.75%	11.7%
12/31/2022	1.36	2,657	3,608	1.25%	-16.3%	12/31/2022	1.39	0	0	1.00%	-16.1%	12/31/2022	1.42	0	0	0.75%	-15.8%
12/31/2021	1.62	2,677	4,341	1.25%	10.3%	12/31/2021	1.65	0	0	1.00%	10.6%	12/31/2021	1.68	0	0	0.75%	10.9%
12/31/2020	1.47	2,569	3,776	1.25%	12.2%	12/31/2020	1.49	0	0	1.00%	12.5%	12/31/2020	1.52	0	0	0.75%	12.8%
12/31/2019	1.31	2,513	3,293	1.25%	20.2%	12/31/2019	1.33	0	0	1.00%	20.5%	12/31/2019	1.35	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	11.9%	12/31/2023	$1.66	0	$0	0.25%	12.2%	12/31/2023	$1.70	0	$0	0.00%	12.5%
12/31/2022	1.45	0	0	0.50%	-15.6%	12/31/2022	1.48	0	0	0.25%	-15.4%	12/31/2022	1.51	0	0	0.00%	-15.2%
12/31/2021	1.72	0	0	0.50%	11.1%	12/31/2021	1.75	0	0	0.25%	11.4%	12/31/2021	1.78	0	0	0.00%	11.7%
12/31/2020	1.54	0	0	0.50%	13.0%	12/31/2020	1.57	0	0	0.25%	13.3%	12/31/2020	1.59	0	0	0.00%	13.6%
12/31/2019	1.37	0	0	0.50%	21.1%	12/31/2019	1.38	0	0	0.25%	21.4%	12/31/2019	1.40	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	2.2%
2021	3.0%
2020	1.3%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R3 Class - 06-014 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.20
Band 75	-	-	1.23
Band 50	-	-	1.26
Band 25	-	-	1.30
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,639,683
Cost of units redeemed/account charges			(4,781,687)
Net investment income (loss)			58,439
Net realized gain (loss)			80,977
Realized gain distributions			2,588
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	1.25%	8.8%	12/31/2023	$1.20	0	$0	1.00%	9.0%	12/31/2023	$1.23	0	$0	0.75%	9.3%
12/31/2022	1.07	0	0	1.25%	-16.1%	12/31/2022	1.10	0	0	1.00%	-15.9%	12/31/2022	1.13	0	0	0.75%	-15.7%
12/31/2021	1.28	0	0	1.25%	-3.9%	12/31/2021	1.31	0	0	1.00%	-3.6%	12/31/2021	1.34	0	0	0.75%	-3.4%
12/31/2020	1.33	0	0	1.25%	6.5%	12/31/2020	1.36	0	0	1.00%	6.7%	12/31/2020	1.38	0	0	0.75%	7.0%
12/31/2019	1.25	0	0	1.25%	12.4%	12/31/2019	1.27	0	0	1.00%	12.7%	12/31/2019	1.29	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	9.6%	12/31/2023	$1.30	0	$0	0.25%	9.9%	12/31/2023	$1.33	0	$0	0.00%	10.1%
12/31/2022	1.15	0	0	0.50%	-15.5%	12/31/2022	1.18	0	0	0.25%	-15.3%	12/31/2022	1.21	0	0	0.00%	-15.1%
12/31/2021	1.37	0	0	0.50%	-3.1%	12/31/2021	1.39	0	0	0.25%	-2.9%	12/31/2021	1.42	0	0	0.00%	-2.7%
12/31/2020	1.41	0	0	0.50%	7.3%	12/31/2020	1.44	0	0	0.25%	7.5%	12/31/2020	1.46	0	0	0.00%	7.8%
12/31/2019	1.31	0	0	0.50%	13.2%	12/31/2019	1.34	0	0	0.25%	13.5%	12/31/2019	1.36	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	8.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS New Discovery Fund R3 Class - 06-299

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$373,348	$400,511	16,105
Receivables: investments sold	3,852
Payables: investments purchased	-
Net assets	$377,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$377,200	153,771	$2.45
Band 100	-	-	2.53
Band 75	-	-	2.61
Band 50	-	-	2.69
Band 25	-	-	2.78
Band 0	-	-	2.87
Total	$377,200	153,771

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,254)
Net investment income (loss)			(5,254)

Gain (loss) on investments:
Net realized gain (loss)			(77,879)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			135,029
Net gain (loss)			57,150

Increase (decrease) in net assets from operations			$51,896

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,254)	$(7,209)
Net realized gain (loss)		(77,879)	(345,592)
Realized gain distributions		-	758
Net change in unrealized appreciation (depreciation)		135,029	20,306

Increase (decrease) in net assets from operations		51,896	(331,737)

Contract owner transactions:
Proceeds from units sold		50,041	580,027
Cost of units redeemed		(384,884)	(626,984)
Account charges		(186)	(709)
Increase (decrease)		(335,029)	(47,666)
Net increase (decrease)		(283,133)	(379,403)
Net assets, beginning		660,333	1,039,736
Net assets, ending		$377,200	$660,333

Units sold		21,122	204,883
Units redeemed		(160,089)	(242,847)
Net increase (decrease)		(138,967)	(37,964)
Units outstanding, beginning		292,738	330,702
Units outstanding, ending		153,771	292,738

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,054,723
Cost of units redeemed/account charges			(2,483,282)
Net investment income (loss)			(47,544)
Net realized gain (loss)			(470,874)
Realized gain distributions			351,340
Net change in unrealized appreciation (depreciation)			(27,163)
Net assets			$377,200
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.45	154	$377	1.25%	12.6%	12/31/2023	$2.53	0	$0	1.00%	12.8%	12/31/2023	$2.61	0	$0	0.75%	13.1%
12/31/2022	2.18	227	494	1.25%	-30.7%	12/31/2022	2.24	0	0	1.00%	-30.5%	12/31/2022	2.31	0	0	0.75%	-30.3%
12/31/2021	3.14	331	1,040	1.25%	0.0%	12/31/2021	3.23	0	0	1.00%	0.3%	12/31/2021	3.31	0	0	0.75%	0.5%
12/31/2020	3.14	151	476	1.25%	42.8%	12/31/2020	3.22	0	0	1.00%	43.2%	12/31/2020	3.30	0	0	0.75%	43.6%
12/31/2019	2.20	11	25	1.25%	39.0%	12/31/2019	2.25	0	0	1.00%	39.3%	12/31/2019	2.30	0	0	0.75%	39.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.69	0	$0	0.50%	13.4%	12/31/2023	$2.78	0	$0	0.25%	13.7%	12/31/2023	$2.87	0	$0	0.00%	14.0%
12/31/2022	2.38	0	0	0.50%	-30.2%	12/31/2022	2.45	0	0	0.25%	-30.0%	12/31/2022	2.52	66	167	0.00%	-29.8%
12/31/2021	3.40	0	0	0.50%	0.8%	12/31/2021	3.49	0	0	0.25%	1.0%	12/31/2021	3.59	0	0	0.00%	1.3%
12/31/2020	3.38	0	0	0.50%	43.9%	12/31/2020	3.46	0	0	0.25%	44.3%	12/31/2020	3.54	0	0	0.00%	44.6%
12/31/2019	2.35	0	0	0.50%	40.0%	12/31/2019	2.40	0	0	0.25%	40.4%	12/31/2019	2.45	0	0	0.00%	40.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Allocation Fund R2 Class - 06-076

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$551,387	$541,809	24,579
Receivables: investments sold	430
Payables: investments purchased	-
Net assets	$551,817

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$551,817	334,278	$1.65
Band 100	-	-	1.69
Band 75	-	-	1.73
Band 50	-	-	1.77
Band 25	-	-	1.82
Band 0	-	-	1.86
Total	$551,817	334,278

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,689
Mortality & expense charges			(6,234)
Net investment income (loss)			1,455

Gain (loss) on investments:
Net realized gain (loss)			(546)
Realized gain distributions			10,756
Net change in unrealized appreciation (depreciation)			49,702
Net gain (loss)			59,912

Increase (decrease) in net assets from operations			$61,367

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,455	$3,113
Net realized gain (loss)		(546)	7,331
Realized gain distributions		10,756	10,471
Net change in unrealized appreciation (depreciation)		49,702	(117,151)

Increase (decrease) in net assets from operations		61,367	(96,236)

Contract owner transactions:
Proceeds from units sold		41,925	46,876
Cost of units redeemed		(15,485)	(47,671)
Account charges		(242)	(235)
Increase (decrease)		26,198	(1,030)
Net increase (decrease)		87,565	(97,266)
Net assets, beginning		464,252	561,518
Net assets, ending		$551,817	$464,252

Units sold		27,185	30,822
Units redeemed		(10,234)	(30,843)
Net increase (decrease)		16,951	(21)
Units outstanding, beginning		317,327	317,348
Units outstanding, ending		334,278	317,327

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,332,612
Cost of units redeemed/account charges			(952,718)
Net investment income (loss)			12,602
Net realized gain (loss)			71,848
Realized gain distributions			77,895
Net change in unrealized appreciation (depreciation)			9,578
Net assets			$551,817
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	334	$552	1.25%	12.8%	12/31/2023	$1.69	0	$0	1.00%	13.1%	12/31/2023	$1.73	0	$0	0.75%	13.4%
12/31/2022	1.46	317	464	1.25%	-17.3%	12/31/2022	1.49	0	0	1.00%	-17.1%	12/31/2022	1.53	0	0	0.75%	-16.9%
12/31/2021	1.77	317	562	1.25%	14.0%	12/31/2021	1.80	0	0	1.00%	14.3%	12/31/2021	1.84	0	0	0.75%	14.6%
12/31/2020	1.55	406	629	1.25%	12.8%	12/31/2020	1.58	0	0	1.00%	13.1%	12/31/2020	1.60	0	0	0.75%	13.3%
12/31/2019	1.38	99	137	1.25%	24.3%	12/31/2019	1.40	0	0	1.00%	24.7%	12/31/2019	1.41	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	0	$0	0.50%	13.7%	12/31/2023	$1.82	0	$0	0.25%	14.0%	12/31/2023	$1.86	0	$0	0.00%	14.2%
12/31/2022	1.56	0	0	0.50%	-16.7%	12/31/2022	1.59	0	0	0.25%	-16.5%	12/31/2022	1.63	0	0	0.00%	-16.3%
12/31/2021	1.87	0	0	0.50%	14.9%	12/31/2021	1.91	0	0	0.25%	15.2%	12/31/2021	1.94	0	0	0.00%	15.4%
12/31/2020	1.63	0	0	0.50%	13.6%	12/31/2020	1.66	0	0	0.25%	13.9%	12/31/2020	1.68	0	0	0.00%	14.2%
12/31/2019	1.43	0	0	0.50%	25.3%	12/31/2019	1.45	0	0	0.25%	25.6%	12/31/2019	1.47	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.8%
2021	2.8%
2020	1.2%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS New Discovery Fund R2 Class - 06-298

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,801	$96,581	3,615
Receivables: investments sold	208
Payables: investments purchased	-
Net assets	$74,009

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$74,009	31,129	$2.38
Band 100	-	-	2.45
Band 75	-	-	2.53
Band 50	-	-	2.61
Band 25	-	-	2.69
Band 0	-	-	2.78
Total	$74,009	31,129

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(824)
Net investment income (loss)			(824)

Gain (loss) on investments:
Net realized gain (loss)			(3,699)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,106
Net gain (loss)			8,407

Increase (decrease) in net assets from operations			$7,583

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(824)	$(746)
Net realized gain (loss)		(3,699)	(13,597)
Realized gain distributions		-	70
Net change in unrealized appreciation (depreciation)		12,106	(9,143)

Increase (decrease) in net assets from operations		7,583	(23,416)

Contract owner transactions:
Proceeds from units sold		17,219	15,348
Cost of units redeemed		(6,694)	(8,929)
Account charges		(99)	(102)
Increase (decrease)		10,426	6,317
Net increase (decrease)		18,009	(17,099)
Net assets, beginning		56,000	73,099
Net assets, ending		$74,009	$56,000

Units sold		7,718	6,768
Units redeemed		(3,029)	(4,198)
Net increase (decrease)		4,689	2,570
Units outstanding, beginning		26,440	23,870
Units outstanding, ending		31,129	26,440

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,764,347
Cost of units redeemed/account charges			(1,759,677)
Net investment income (loss)			(24,750)
Net realized gain (loss)			(29,664)
Realized gain distributions			146,533
Net change in unrealized appreciation (depreciation)			(22,780)
Net assets			$74,009
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.38	31	$74	1.25%	12.3%	12/31/2023	$2.45	0	$0	1.00%	12.5%	12/31/2023	$2.53	0	$0	0.75%	12.8%
12/31/2022	2.12	26	56	1.25%	-30.8%	12/31/2022	2.18	0	0	1.00%	-30.7%	12/31/2022	2.24	0	0	0.75%	-30.5%
12/31/2021	3.06	24	73	1.25%	-0.3%	12/31/2021	3.14	0	0	1.00%	0.0%	12/31/2021	3.23	0	0	0.75%	0.2%
12/31/2020	3.07	32	99	1.25%	42.5%	12/31/2020	3.14	0	0	1.00%	42.9%	12/31/2020	3.22	0	0	0.75%	43.2%
12/31/2019	2.15	29	61	1.25%	38.7%	12/31/2019	2.20	0	0	1.00%	39.0%	12/31/2019	2.25	0	0	0.75%	39.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.61	0	$0	0.50%	13.1%	12/31/2023	$2.69	0	$0	0.25%	13.4%	12/31/2023	$2.78	0	$0	0.00%	13.7%
12/31/2022	2.31	0	0	0.50%	-30.3%	12/31/2022	2.38	0	0	0.25%	-30.1%	12/31/2022	2.45	0	0	0.00%	-30.0%
12/31/2021	3.31	0	0	0.50%	0.5%	12/31/2021	3.40	0	0	0.25%	0.7%	12/31/2021	3.49	0	0	0.00%	1.0%
12/31/2020	3.30	0	0	0.50%	43.6%	12/31/2020	3.38	0	0	0.25%	43.9%	12/31/2020	3.46	0	0	0.00%	44.3%
12/31/2019	2.30	0	0	0.50%	39.7%	12/31/2019	2.35	0	0	0.25%	40.1%	12/31/2019	2.40	0	0	0.00%	40.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Allocation Fund R3 Class - 06-060

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$346,579	$341,453	15,166
Receivables: investments sold	-
Payables: investments purchased	(29)
Net assets	$346,550

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$346,550	204,908	$1.69
Band 100	-	-	1.73
Band 75	-	-	1.77
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$346,550	204,908

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,596
Mortality & expense charges			(3,723)
Net investment income (loss)			1,873

Gain (loss) on investments:
Net realized gain (loss)			(2,337)
Realized gain distributions			6,635
Net change in unrealized appreciation (depreciation)			31,457
Net gain (loss)			35,755

Increase (decrease) in net assets from operations			$37,628

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,873	$3,838
Net realized gain (loss)		(2,337)	931
Realized gain distributions		6,635	5,941
Net change in unrealized appreciation (depreciation)		31,457	(43,080)

Increase (decrease) in net assets from operations		37,628	(32,370)

Contract owner transactions:
Proceeds from units sold		66,913	141,336
Cost of units redeemed		(24,186)	(24,360)
Account charges		(1,542)	(549)
Increase (decrease)		41,185	116,427
Net increase (decrease)		78,813	84,057
Net assets, beginning		267,737	183,680
Net assets, ending		$346,550	$267,737

Units sold		49,363	92,182
Units redeemed		(23,612)	(14,898)
Net increase (decrease)		25,751	77,284
Units outstanding, beginning		179,157	101,873
Units outstanding, ending		204,908	179,157

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,022,293
Cost of units redeemed/account charges			(807,966)
Net investment income (loss)			18,190
Net realized gain (loss)			38,087
Realized gain distributions			70,820
Net change in unrealized appreciation (depreciation)			5,126
Net assets			$346,550
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	205	$347	1.25%	13.2%	12/31/2023	$1.73	0	$0	1.00%	13.5%	12/31/2023	$1.77	0	$0	0.75%	13.7%
12/31/2022	1.49	179	268	1.25%	-17.1%	12/31/2022	1.53	0	0	1.00%	-16.9%	12/31/2022	1.56	0	0	0.75%	-16.7%
12/31/2021	1.80	102	184	1.25%	14.3%	12/31/2021	1.84	0	0	1.00%	14.6%	12/31/2021	1.87	0	0	0.75%	14.8%
12/31/2020	1.58	165	260	1.25%	13.1%	12/31/2020	1.60	0	0	1.00%	13.3%	12/31/2020	1.63	0	0	0.75%	13.6%
12/31/2019	1.40	309	431	1.25%	24.6%	12/31/2019	1.41	0	0	1.00%	24.9%	12/31/2019	1.43	0	0	0.75%	25.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	0	$0	0.50%	14.0%	12/31/2023	$1.86	0	$0	0.25%	14.3%	12/31/2023	$1.90	0	$0	0.00%	14.6%
12/31/2022	1.59	0	0	0.50%	-16.5%	12/31/2022	1.63	0	0	0.25%	-16.3%	12/31/2022	1.66	0	0	0.00%	-16.1%
12/31/2021	1.91	0	0	0.50%	15.1%	12/31/2021	1.94	0	0	0.25%	15.4%	12/31/2021	1.98	0	0	0.00%	15.7%
12/31/2020	1.66	0	0	0.50%	13.9%	12/31/2020	1.68	0	0	0.25%	14.2%	12/31/2020	1.71	0	0	0.00%	14.5%
12/31/2019	1.45	0	0	0.50%	25.6%	12/31/2019	1.47	0	0	0.25%	25.9%	12/31/2019	1.50	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	2.6%
2021	4.3%
2020	0.8%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R3 Class - 06-388

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,551	$53,398	2,313
Receivables: investments sold	791
Payables: investments purchased	-
Net assets	$48,342

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$48,342	17,975	$2.69
Band 100	-	-	2.78
Band 75	-	-	2.88
Band 50	-	-	2.98
Band 25	-	-	3.08
Band 0	-	-	3.19
Total	$48,342	17,975

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,293
Mortality & expense charges			(786)
Net investment income (loss)			507

Gain (loss) on investments:
Net realized gain (loss)			(3,799)
Realized gain distributions			1,622
Net change in unrealized appreciation (depreciation)			(1,850)
Net gain (loss)			(4,027)

Increase (decrease) in net assets from operations			$(3,520)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$507	$514
Net realized gain (loss)		(3,799)	13,144
Realized gain distributions		1,622	5,614
Net change in unrealized appreciation (depreciation)		(1,850)	(18,107)

Increase (decrease) in net assets from operations		(3,520)	1,165

Contract owner transactions:
Proceeds from units sold		6,765	70,724
Cost of units redeemed		(34,938)	(72,501)
Account charges		(21)	(40)
Increase (decrease)		(28,194)	(1,817)
Net increase (decrease)		(31,714)	(652)
Net assets, beginning		80,056	80,708
Net assets, ending		$48,342	$80,056

Units sold		2,538	25,692
Units redeemed		(13,310)	(25,694)
Net increase (decrease)		(10,772)	(2)
Units outstanding, beginning		28,747	28,749
Units outstanding, ending		17,975	28,747

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$710,059
Cost of units redeemed/account charges			(750,200)
Net investment income (loss)			19,343
Net realized gain (loss)			29,356
Realized gain distributions			45,631
Net change in unrealized appreciation (depreciation)			(5,847)
Net assets			$48,342
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.69	18	$48	1.25%	-3.4%	12/31/2023	$2.78	0	$0	1.00%	-3.2%	12/31/2023	$2.88	0	$0	0.75%	-2.9%
12/31/2022	2.78	29	80	1.25%	-0.8%	12/31/2022	2.87	0	0	1.00%	-0.6%	12/31/2022	2.97	0	0	0.75%	-0.3%
12/31/2021	2.81	29	81	1.25%	12.4%	12/31/2021	2.89	0	0	1.00%	12.7%	12/31/2021	2.97	0	0	0.75%	13.0%
12/31/2020	2.50	33	83	1.25%	4.7%	12/31/2020	2.56	0	0	1.00%	5.0%	12/31/2020	2.63	0	0	0.75%	5.2%
12/31/2019	2.38	78	185	1.25%	23.3%	12/31/2019	2.44	0	0	1.00%	23.6%	12/31/2019	2.50	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.98	0	$0	0.50%	-2.7%	12/31/2023	$3.08	0	$0	0.25%	-2.5%	12/31/2023	$3.19	0	$0	0.00%	-2.2%
12/31/2022	3.06	0	0	0.50%	-0.1%	12/31/2022	3.16	0	0	0.25%	0.2%	12/31/2022	3.26	0	0	0.00%	0.4%
12/31/2021	3.06	0	0	0.50%	13.3%	12/31/2021	3.15	0	0	0.25%	13.6%	12/31/2021	3.25	0	0	0.00%	13.9%
12/31/2020	2.70	0	0	0.50%	5.5%	12/31/2020	2.78	0	0	0.25%	5.8%	12/31/2020	2.85	0	0	0.00%	6.0%
12/31/2019	2.56	0	0	0.50%	24.2%	12/31/2019	2.62	0	0	0.25%	24.6%	12/31/2019	2.69	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.8%
2021	1.4%
2020	1.3%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund R2 Class - 06-379

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$112,922	$111,647	3,845
Receivables: investments sold	317
Payables: investments purchased	-
Net assets	$113,239

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,239	55,693	$2.03
Band 100	-	-	2.11
Band 75	-	-	2.18
Band 50	-	-	2.26
Band 25	-	-	2.34
Band 0	-	-	2.42
Total	$113,239	55,693

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,596
Mortality & expense charges			(1,391)
Net investment income (loss)			205

Gain (loss) on investments:
Net realized gain (loss)			(12,469)
Realized gain distributions			2,595
Net change in unrealized appreciation (depreciation)			25,688
Net gain (loss)			15,814

Increase (decrease) in net assets from operations			$16,019

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$205	$(2,350)
Net realized gain (loss)		(12,469)	(710)
Realized gain distributions		2,595	11,042
Net change in unrealized appreciation (depreciation)		25,688	(64,014)

Increase (decrease) in net assets from operations		16,019	(56,032)

Contract owner transactions:
Proceeds from units sold		33,165	20,177
Cost of units redeemed		(157,330)	(23,634)
Account charges		(21)	(22)
Increase (decrease)		(124,186)	(3,479)
Net increase (decrease)		(108,167)	(59,511)
Net assets, beginning		221,406	280,917
Net assets, ending		$113,239	$221,406

Units sold		17,929	10,855
Units redeemed		(83,185)	(12,678)
Net increase (decrease)		(65,256)	(1,823)
Units outstanding, beginning		120,949	122,772
Units outstanding, ending		55,693	120,949

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,121,063
Cost of units redeemed/account charges			(1,154,194)
Net investment income (loss)			(17,030)
Net realized gain (loss)			106,005
Realized gain distributions			56,120
Net change in unrealized appreciation (depreciation)			1,275
Net assets			$113,239
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.03	56	$113	1.25%	11.1%	12/31/2023	$2.11	0	$0	1.00%	11.4%	12/31/2023	$2.18	0	$0	0.75%	11.6%
12/31/2022	1.83	121	221	1.25%	-20.0%	12/31/2022	1.89	0	0	1.00%	-19.8%	12/31/2022	1.95	0	0	0.75%	-19.6%
12/31/2021	2.29	123	281	1.25%	3.1%	12/31/2021	2.36	0	0	1.00%	3.4%	12/31/2021	2.43	0	0	0.75%	3.6%
12/31/2020	2.22	116	256	1.25%	8.1%	12/31/2020	2.28	0	0	1.00%	8.3%	12/31/2020	2.35	0	0	0.75%	8.6%
12/31/2019	2.05	109	224	1.25%	20.7%	12/31/2019	2.11	0	0	1.00%	21.0%	12/31/2019	2.16	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.26	0	$0	0.50%	11.9%	12/31/2023	$2.34	0	$0	0.25%	12.2%	12/31/2023	$2.42	0	$0	0.00%	12.5%
12/31/2022	2.02	0	0	0.50%	-19.4%	12/31/2022	2.09	0	0	0.25%	-19.2%	12/31/2022	2.15	0	0	0.00%	-19.0%
12/31/2021	2.50	0	0	0.50%	3.9%	12/31/2021	2.58	0	0	0.25%	4.1%	12/31/2021	2.66	0	0	0.00%	4.4%
12/31/2020	2.41	0	0	0.50%	8.9%	12/31/2020	2.48	0	0	0.25%	9.2%	12/31/2020	2.55	0	0	0.00%	9.4%
12/31/2019	2.21	0	0	0.50%	21.6%	12/31/2019	2.27	0	0	0.25%	21.9%	12/31/2019	2.33	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.2%
2021	0.8%
2020	0.0%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R2 Class - 06-389

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,290	$100,103	4,569
Receivables: investments sold	-
Payables: investments purchased	(64)
Net assets	$95,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,286	35,139	$2.60
Band 100	3,940	1,466	2.69
Band 75	-	-	2.78
Band 50	-	-	2.88
Band 25	-	-	2.98
Band 0	-	-	3.08
Total	$95,226	36,605

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,072
Mortality & expense charges			(2,277)
Net investment income (loss)			795

Gain (loss) on investments:
Net realized gain (loss)			(16,708)
Realized gain distributions			5,133
Net change in unrealized appreciation (depreciation)			8,240
Net gain (loss)			(3,335)

Increase (decrease) in net assets from operations			$(2,540)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$795	$462
Net realized gain (loss)		(16,708)	(192)
Realized gain distributions		5,133	9,615
Net change in unrealized appreciation (depreciation)		8,240	(12,492)

Increase (decrease) in net assets from operations		(2,540)	(2,607)

Contract owner transactions:
Proceeds from units sold		310,158	418,203
Cost of units redeemed		(397,283)	(367,987)
Account charges		(204)	(108)
Increase (decrease)		(87,329)	50,108
Net increase (decrease)		(89,869)	47,501
Net assets, beginning		185,095	137,594
Net assets, ending		$95,226	$185,095

Units sold		116,001	155,023
Units redeemed		(147,975)	(136,873)
Net increase (decrease)		(31,974)	18,150
Units outstanding, beginning		68,579	50,429
Units outstanding, ending		36,605	68,579

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,243,426
Cost of units redeemed/account charges			(3,336,639)
Net investment income (loss)			47,032
Net realized gain (loss)			(6,108)
Realized gain distributions			152,328
Net change in unrealized appreciation (depreciation)			(4,813)
Net assets			$95,226
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.60	35	$91	1.25%	-3.7%	12/31/2023	$2.69	1	$4	1.00%	-3.4%	12/31/2023	$2.78	0	$0	0.75%	-3.2%
12/31/2022	2.70	67	181	1.25%	-1.1%	12/31/2022	2.78	1	4	1.00%	-0.8%	12/31/2022	2.87	0	0	0.75%	-0.6%
12/31/2021	2.73	49	133	1.25%	12.2%	12/31/2021	2.81	2	4	1.00%	12.5%	12/31/2021	2.89	0	0	0.75%	12.8%
12/31/2020	2.43	34	83	1.25%	4.4%	12/31/2020	2.49	2	4	1.00%	4.7%	12/31/2020	2.56	0	0	0.75%	4.9%
12/31/2019	2.33	59	137	1.25%	23.1%	12/31/2019	2.38	2	4	1.00%	23.4%	12/31/2019	2.44	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.88	0	$0	0.50%	-3.0%	12/31/2023	$2.98	0	$0	0.25%	-2.7%	12/31/2023	$3.08	0	$0	0.00%	-2.5%
12/31/2022	2.96	0	0	0.50%	-0.3%	12/31/2022	3.06	0	0	0.25%	-0.1%	12/31/2022	3.16	0	0	0.00%	0.2%
12/31/2021	2.97	0	0	0.50%	13.0%	12/31/2021	3.06	0	0	0.25%	13.3%	12/31/2021	3.15	0	0	0.00%	13.6%
12/31/2020	2.63	0	0	0.50%	5.2%	12/31/2020	2.70	0	0	0.25%	5.5%	12/31/2020	2.77	0	0	0.00%	5.7%
12/31/2019	2.50	0	0	0.50%	24.0%	12/31/2019	2.56	0	0	0.25%	24.3%	12/31/2019	2.62	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.4%
2021	1.3%
2020	1.2%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund A Class - 06-360

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$919,798	$907,301	30,273
Receivables: investments sold	3,550
Payables: investments purchased	-
Net assets	$923,348

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$923,348	228,341	$4.04
Band 100	-	-	4.25
Band 75	-	-	4.47
Band 50	-	-	4.71
Band 25	-	-	4.95
Band 0	-	-	5.30
Total	$923,348	228,341

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,564
Mortality & expense charges			(11,718)
Net investment income (loss)			2,846

Gain (loss) on investments:
Net realized gain (loss)			(8,463)
Realized gain distributions			20,375
Net change in unrealized appreciation (depreciation)			96,317
Net gain (loss)			108,229

Increase (decrease) in net assets from operations			$111,075

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,846	$(11,811)
Net realized gain (loss)		(8,463)	16,455
Realized gain distributions		20,375	53,408
Net change in unrealized appreciation (depreciation)		96,317	(425,608)

Increase (decrease) in net assets from operations		111,075	(367,556)

Contract owner transactions:
Proceeds from units sold		70,576	202,284
Cost of units redeemed		(393,545)	(589,256)
Account charges		(514)	(1,178)
Increase (decrease)		(323,483)	(388,150)
Net increase (decrease)		(212,408)	(755,706)
Net assets, beginning		1,135,756	1,891,462
Net assets, ending		$923,348	$1,135,756

Units sold		18,573	53,481
Units redeemed		(103,064)	(158,376)
Net increase (decrease)		(84,491)	(104,895)
Units outstanding, beginning		312,832	417,727
Units outstanding, ending		228,341	312,832

* Date of Fund Inception into Variable Account: 5 /31 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,335,418
Cost of units redeemed/account charges			(26,281,034)
Net investment income (loss)			(196,560)
Net realized gain (loss)			3,029,714
Realized gain distributions			2,023,313
Net change in unrealized appreciation (depreciation)			12,497
Net assets			$923,348
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.04	228	$923	1.25%	11.4%	12/31/2023	$4.25	0	$0	1.00%	11.7%	12/31/2023	$4.47	0	$0	0.75%	11.9%
12/31/2022	3.63	313	1,136	1.25%	-19.8%	12/31/2022	3.81	0	0	1.00%	-19.6%	12/31/2022	4.00	0	0	0.75%	-19.4%
12/31/2021	4.53	418	1,891	1.25%	3.4%	12/31/2021	4.74	0	0	1.00%	3.6%	12/31/2021	4.96	0	0	0.75%	3.9%
12/31/2020	4.38	474	2,078	1.25%	8.3%	12/31/2020	4.57	0	0	1.00%	8.6%	12/31/2020	4.77	0	0	0.75%	8.9%
12/31/2019	4.04	483	1,952	1.25%	21.0%	12/31/2019	4.21	0	0	1.00%	21.3%	12/31/2019	4.39	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.71	0	$0	0.50%	12.2%	12/31/2023	$4.95	0	$0	0.25%	12.5%	12/31/2023	$5.30	0	$0	0.00%	12.8%
12/31/2022	4.19	0	0	0.50%	-19.2%	12/31/2022	4.40	0	0	0.25%	-19.0%	12/31/2022	4.70	0	0	0.00%	-18.8%
12/31/2021	5.19	0	0	0.50%	4.1%	12/31/2021	5.43	0	0	0.25%	4.4%	12/31/2021	5.78	0	0	0.00%	4.7%
12/31/2020	4.99	0	0	0.50%	9.2%	12/31/2020	5.20	0	0	0.25%	9.4%	12/31/2020	5.53	0	0	0.00%	9.7%
12/31/2019	4.57	0	0	0.50%	21.9%	12/31/2019	4.76	0	0	0.25%	22.2%	12/31/2019	5.04	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.4%
2021	0.9%
2020	0.1%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Value Fund A Class - 06-375

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,145,577	$2,040,651	45,465
Receivables: investments sold	3,563
Payables: investments purchased	-
Net assets	$2,149,140

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,149,140	526,963	$4.08
Band 100	-	-	4.29
Band 75	-	-	4.51
Band 50	-	-	4.75
Band 25	-	-	4.99
Band 0	-	-	5.34
Total	$2,149,140	526,963

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$35,061
Mortality & expense charges			(29,345)
Net investment income (loss)			5,716

Gain (loss) on investments:
Net realized gain (loss)			67,170
Realized gain distributions			133,889
Net change in unrealized appreciation (depreciation)			(74,017)
Net gain (loss)			127,042

Increase (decrease) in net assets from operations			$132,758

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,716	$8,927
Net realized gain (loss)		67,170	186,852
Realized gain distributions		133,889	124,363
Net change in unrealized appreciation (depreciation)		(74,017)	(545,773)

Increase (decrease) in net assets from operations		132,758	(225,631)

Contract owner transactions:
Proceeds from units sold		587,170	760,339
Cost of units redeemed		(894,024)	(1,261,240)
Account charges		(1,801)	(2,011)
Increase (decrease)		(308,655)	(502,912)
Net increase (decrease)		(175,897)	(728,543)
Net assets, beginning		2,325,037	3,053,580
Net assets, ending		$2,149,140	$2,325,037

Units sold		153,584	201,153
Units redeemed		(234,095)	(333,275)
Net increase (decrease)		(80,511)	(132,122)
Units outstanding, beginning		607,474	739,596
Units outstanding, ending		526,963	607,474

* Date of Fund Inception into Variable Account: 6 /1 /2002
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$68,760,470
Cost of units redeemed/account charges			(83,135,091)
Net investment income (loss)			1,081,527
Net realized gain (loss)			11,496,740
Realized gain distributions			3,840,568
Net change in unrealized appreciation (depreciation)			104,926
Net assets			$2,149,140
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.08	527	$2,149	1.25%	6.6%	12/31/2023	$4.29	0	$0	1.00%	6.8%	12/31/2023	$4.51	0	$0	0.75%	7.1%
12/31/2022	3.83	607	2,325	1.25%	-7.3%	12/31/2022	4.02	0	0	1.00%	-7.1%	12/31/2022	4.21	0	0	0.75%	-6.8%
12/31/2021	4.13	740	3,054	1.25%	23.5%	12/31/2021	4.32	0	0	1.00%	23.8%	12/31/2021	4.52	0	0	0.75%	24.1%
12/31/2020	3.34	2,384	7,968	1.25%	2.4%	12/31/2020	3.49	0	0	1.00%	2.6%	12/31/2020	3.64	0	0	0.75%	2.9%
12/31/2019	3.26	3,967	12,952	1.25%	28.1%	12/31/2019	3.40	0	0	1.00%	28.4%	12/31/2019	3.54	0	0	0.75%	28.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.75	0	$0	0.50%	7.4%	12/31/2023	$4.99	0	$0	0.25%	7.6%	12/31/2023	$5.34	0	$0	0.00%	7.9%
12/31/2022	4.42	0	0	0.50%	-6.6%	12/31/2022	4.64	0	0	0.25%	-6.4%	12/31/2022	4.95	0	0	0.00%	-6.1%
12/31/2021	4.73	0	0	0.50%	24.5%	12/31/2021	4.96	0	0	0.25%	24.8%	12/31/2021	5.27	0	0	0.00%	25.1%
12/31/2020	3.80	0	0	0.50%	3.1%	12/31/2020	3.97	0	0	0.25%	3.4%	12/31/2020	4.22	0	0	0.00%	3.7%
12/31/2019	3.69	0	0	0.50%	29.1%	12/31/2019	3.84	0	0	0.25%	29.4%	12/31/2019	4.07	0	0	0.00%	29.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.5%
2021	1.3%
2020	1.2%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R3 Class - 06-773

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$247,114	$287,743	6,694
Receivables: investments sold	131
Payables: investments purchased	-
Net assets	$247,245

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$247,245	108,637	$2.28
Band 100	-	-	2.34
Band 75	-	-	2.41
Band 50	-	-	2.47
Band 25	-	-	2.54
Band 0	-	-	2.62
Total	$247,245	108,637

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,903
Mortality & expense charges			(2,857)
Net investment income (loss)			1,046

Gain (loss) on investments:
Net realized gain (loss)			(3,340)
Realized gain distributions			22,268
Net change in unrealized appreciation (depreciation)			14,148
Net gain (loss)			33,076

Increase (decrease) in net assets from operations			$34,122

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,046	$(1,304)
Net realized gain (loss)		(3,340)	(3,944)
Realized gain distributions		22,268	25,844
Net change in unrealized appreciation (depreciation)		14,148	(95,099)

Increase (decrease) in net assets from operations		34,122	(74,503)

Contract owner transactions:
Proceeds from units sold		52,953	22,939
Cost of units redeemed		(53,137)	(43,334)
Account charges		(417)	(440)
Increase (decrease)		(601)	(20,835)
Net increase (decrease)		33,521	(95,338)
Net assets, beginning		213,724	309,062
Net assets, ending		$247,245	$213,724

Units sold		25,435	11,145
Units redeemed		(25,868)	(21,584)
Net increase (decrease)		(433)	(10,439)
Units outstanding, beginning		109,070	119,509
Units outstanding, ending		108,637	109,070

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,837,461
Cost of units redeemed/account charges			(35,030,545)
Net investment income (loss)			178,773
Net realized gain (loss)			3,514,416
Realized gain distributions			787,769
Net change in unrealized appreciation (depreciation)			(40,629)
Net assets			$247,245
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.28	109	$247	1.25%	16.1%	12/31/2023	$2.34	0	$0	1.00%	16.4%	12/31/2023	$2.41	0	$0	0.75%	16.7%
12/31/2022	1.96	109	214	1.25%	-24.2%	12/31/2022	2.01	0	0	1.00%	-24.0%	12/31/2022	2.06	0	0	0.75%	-23.8%
12/31/2021	2.59	120	309	1.25%	8.9%	12/31/2021	2.65	0	0	1.00%	9.2%	12/31/2021	2.71	0	0	0.75%	9.5%
12/31/2020	2.37	577	1,370	1.25%	18.7%	12/31/2020	2.42	0	0	1.00%	19.0%	12/31/2020	2.47	0	0	0.75%	19.3%
12/31/2019	2.00	741	1,483	1.25%	24.0%	12/31/2019	2.04	0	0	1.00%	24.3%	12/31/2019	2.07	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.47	0	$0	0.50%	17.0%	12/31/2023	$2.54	0	$0	0.25%	17.3%	12/31/2023	$2.62	0	$0	0.00%	17.6%
12/31/2022	2.11	0	0	0.50%	-23.7%	12/31/2022	2.17	0	0	0.25%	-23.5%	12/31/2022	2.22	0	0	0.00%	-23.3%
12/31/2021	2.77	0	0	0.50%	9.8%	12/31/2021	2.83	0	0	0.25%	10.0%	12/31/2021	2.90	0	0	0.00%	10.3%
12/31/2020	2.52	0	0	0.50%	19.6%	12/31/2020	2.57	0	0	0.25%	19.9%	12/31/2020	2.63	0	0	0.00%	20.2%
12/31/2019	2.11	0	0	0.50%	24.9%	12/31/2019	2.15	0	0	0.25%	25.2%	12/31/2019	2.19	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	0.6%
2021	0.3%
2020	0.4%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R2 Class - 06-CMG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,892	$23,099	460
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$21,894

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,894	7,217	$3.03
Band 100	-	-	3.09
Band 75	-	-	3.15
Band 50	-	-	3.21
Band 25	-	-	3.27
Band 0	-	-	3.34
Total	$21,894	7,217

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(247)
Net investment income (loss)			(247)

Gain (loss) on investments:
Net realized gain (loss)			2,644
Realized gain distributions			2,317
Net change in unrealized appreciation (depreciation)			2,726
Net gain (loss)			7,687

Increase (decrease) in net assets from operations			$7,440

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(247)	$(476)
Net realized gain (loss)		2,644	(19,965)
Realized gain distributions		2,317	4,572
Net change in unrealized appreciation (depreciation)		2,726	(3,683)

Increase (decrease) in net assets from operations		7,440	(19,552)

Contract owner transactions:
Proceeds from units sold		186,757	332,955
Cost of units redeemed		(245,754)	(269,318)
Account charges		(10)	(33)
Increase (decrease)		(59,007)	63,604
Net increase (decrease)		(51,567)	44,052
Net assets, beginning		73,461	29,409
Net assets, ending		$21,894	$73,461

Units sold		75,311	134,751
Units redeemed		(104,797)	(107,283)
Net increase (decrease)		(29,486)	27,468
Units outstanding, beginning		36,703	9,235
Units outstanding, ending		7,217	36,703

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$571,728
Cost of units redeemed/account charges			(552,843)
Net investment income (loss)			(1,634)
Net realized gain (loss)			(7,134)
Realized gain distributions			12,984
Net change in unrealized appreciation (depreciation)			(1,207)
Net assets			$21,894
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.03	7	$22	1.25%	51.6%	12/31/2023	$3.09	0	$0	1.00%	52.0%	12/31/2023	$3.15	0	$0	0.75%	52.3%
12/31/2022	2.00	37	73	1.25%	-37.2%	12/31/2022	2.03	0	0	1.00%	-37.0%	12/31/2022	2.07	0	0	0.75%	-36.8%
12/31/2021	3.18	9	29	1.25%	11.7%	12/31/2021	3.23	0	0	1.00%	12.0%	12/31/2021	3.28	0	0	0.75%	12.3%
12/31/2020	2.85	8	23	1.25%	43.9%	12/31/2020	2.88	0	0	1.00%	44.2%	12/31/2020	2.92	0	0	0.75%	44.6%
12/31/2019	1.98	2	4	1.25%	33.7%	12/31/2019	2.00	0	0	1.00%	34.0%	12/31/2019	2.02	0	0	0.75%	34.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.21	0	$0	0.50%	52.7%	12/31/2023	$3.27	0	$0	0.25%	53.1%	12/31/2023	$3.34	0	$0	0.00%	53.5%
12/31/2022	2.10	0	0	0.50%	-36.7%	12/31/2022	2.14	0	0	0.25%	-36.5%	12/31/2022	2.17	0	0	0.00%	-36.4%
12/31/2021	3.32	0	0	0.50%	12.5%	12/31/2021	3.37	0	0	0.25%	12.8%	12/31/2021	3.42	0	0	0.00%	13.1%
12/31/2020	2.95	0	0	0.50%	45.0%	12/31/2020	2.99	0	0	0.25%	45.3%	12/31/2020	3.02	0	0	0.00%	45.7%
12/31/2019	2.04	0	0	0.50%	34.7%	12/31/2019	2.06	0	0	0.25%	35.1%	12/31/2019	2.07	0	0	0.00%	35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R3 Class - 06-CMH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,125	$78,479	1,306
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$68,138

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$68,138	22,034	$3.09
Band 100	-	-	3.15
Band 75	-	-	3.21
Band 50	-	-	3.27
Band 25	-	-	3.34
Band 0	-	-	3.40
Total	$68,138	22,034

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(679)
Net investment income (loss)			(679)

Gain (loss) on investments:
Net realized gain (loss)			(491)
Realized gain distributions			6,630
Net change in unrealized appreciation (depreciation)			17,290
Net gain (loss)			23,429

Increase (decrease) in net assets from operations			$22,750

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(679)	$(904)
Net realized gain (loss)		(491)	(19,418)
Realized gain distributions		6,630	4,410
Net change in unrealized appreciation (depreciation)		17,290	(25,975)

Increase (decrease) in net assets from operations		22,750	(41,887)

Contract owner transactions:
Proceeds from units sold		3,607	4,674
Cost of units redeemed		(822)	(83,713)
Account charges		-	-
Increase (decrease)		2,785	(79,039)
Net increase (decrease)		25,535	(120,926)
Net assets, beginning		42,603	163,529
Net assets, ending		$68,138	$42,603

Units sold		1,406	1,940
Units redeemed		(310)	(31,639)
Net increase (decrease)		1,096	(29,699)
Units outstanding, beginning		20,938	50,637
Units outstanding, ending		22,034	20,938

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,033,186
Cost of units redeemed/account charges			(6,375,625)
Net investment income (loss)			(153,395)
Net realized gain (loss)			1,907,389
Realized gain distributions			666,937
Net change in unrealized appreciation (depreciation)			(10,354)
Net assets			$68,138
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.09	22	$68	1.25%	52.0%	12/31/2023	$3.15	0	$0	1.00%	52.4%	12/31/2023	$3.21	0	$0	0.75%	52.7%
12/31/2022	2.03	21	43	1.25%	-37.0%	12/31/2022	2.07	0	0	1.00%	-36.8%	12/31/2022	2.10	0	0	0.75%	-36.7%
12/31/2021	3.23	51	164	1.25%	12.0%	12/31/2021	3.28	0	0	1.00%	12.2%	12/31/2021	3.32	0	0	0.75%	12.5%
12/31/2020	2.88	1,130	3,259	1.25%	44.2%	12/31/2020	2.92	0	0	1.00%	44.6%	12/31/2020	2.95	0	0	0.75%	45.0%
12/31/2019	2.00	1,391	2,781	1.25%	34.1%	12/31/2019	2.02	0	0	1.00%	34.4%	12/31/2019	2.04	0	0	0.75%	34.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.27	0	$0	0.50%	53.1%	12/31/2023	$3.34	0	$0	0.25%	53.5%	12/31/2023	$3.40	0	$0	0.00%	53.9%
12/31/2022	2.14	0	0	0.50%	-36.5%	12/31/2022	2.17	0	0	0.25%	-36.4%	12/31/2022	2.21	0	0	0.00%	-36.2%
12/31/2021	3.37	0	0	0.50%	12.8%	12/31/2021	3.42	0	0	0.25%	13.1%	12/31/2021	3.46	0	0	0.00%	13.4%
12/31/2020	2.99	0	0	0.50%	45.3%	12/31/2020	3.02	0	0	0.25%	45.7%	12/31/2020	3.06	0	0	0.00%	46.0%
12/31/2019	2.06	0	0	0.50%	35.1%	12/31/2019	2.07	0	0	0.25%	35.4%	12/31/2019	2.09	0	0	0.00%	35.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Emerging Markets Debt Fund R6 Class - 06-CYM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,312	$2,234	193
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,312

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,312	2,120	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$2,312	2,120

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$649
Mortality & expense charges			(137)
Net investment income (loss)			512

Gain (loss) on investments:
Net realized gain (loss)			(7,213)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,583
Net gain (loss)			370

Increase (decrease) in net assets from operations			$882

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$512	$2,263
Net realized gain (loss)		(7,213)	(3,708)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,583	(7,259)

Increase (decrease) in net assets from operations		882	(8,704)

Contract owner transactions:
Proceeds from units sold		2,214	7,539
Cost of units redeemed		(35,447)	(16,930)
Account charges		(11)	(5)
Increase (decrease)		(33,244)	(9,396)
Net increase (decrease)		(32,362)	(18,100)
Net assets, beginning		34,674	52,774
Net assets, ending		$2,312	$34,674

Units sold		2,173	7,567
Units redeemed		(34,798)	(17,338)
Net increase (decrease)		(32,625)	(9,771)
Units outstanding, beginning		34,745	44,516
Units outstanding, ending		2,120	34,745

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$210,500
Cost of units redeemed/account charges			(204,264)
Net investment income (loss)			7,290
Net realized gain (loss)			(11,292)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			78
Net assets			$2,312
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	2	$2	1.25%	9.3%	12/31/2023	$1.11	0	$0	1.00%	9.5%	12/31/2023	$1.13	0	$0	0.75%	9.8%
12/31/2022	1.00	35	35	1.25%	-15.8%	12/31/2022	1.01	0	0	1.00%	-15.6%	12/31/2022	1.03	0	0	0.75%	-15.4%
12/31/2021	1.19	45	53	1.25%	-3.5%	12/31/2021	1.20	0	0	1.00%	-3.3%	12/31/2021	1.22	0	0	0.75%	-3.0%
12/31/2020	1.23	33	41	1.25%	6.8%	12/31/2020	1.24	0	0	1.00%	7.0%	12/31/2020	1.25	0	0	0.75%	7.3%
12/31/2019	1.15	27	32	1.25%	12.8%	12/31/2019	1.16	0	0	1.00%	13.1%	12/31/2019	1.17	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	10.1%	12/31/2023	$1.17	0	$0	0.25%	10.4%	12/31/2023	$1.19	0	$0	0.00%	10.6%
12/31/2022	1.04	0	0	0.50%	-15.2%	12/31/2022	1.06	0	0	0.25%	-15.0%	12/31/2022	1.08	0	0	0.00%	-14.8%
12/31/2021	1.23	0	0	0.50%	-2.8%	12/31/2021	1.25	0	0	0.25%	-2.6%	12/31/2021	1.26	0	0	0.00%	-2.3%
12/31/2020	1.27	0	0	0.50%	7.6%	12/31/2020	1.28	0	0	0.25%	7.8%	12/31/2020	1.29	0	0	0.00%	8.1%
12/31/2019	1.18	0	0	0.50%	13.6%	12/31/2019	1.19	0	0	0.25%	13.9%	12/31/2019	1.20	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	6.4%
2021	4.4%
2020	4.2%
2019	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Growth Fund R6 Class - 06-CYN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,121,840	$20,778,885	132,880
Receivables: investments sold	-
Payables: investments purchased	(71,136)
Net assets	$23,050,704

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,050,704	8,948,894	$2.58
Band 100	-	-	2.62
Band 75	-	-	2.67
Band 50	-	-	2.72
Band 25	-	-	2.76
Band 0	-	-	2.81
Total	$23,050,704	8,948,894

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(249,097)
Net investment income (loss)			(249,097)

Gain (loss) on investments:
Net realized gain (loss)			(42,979)
Realized gain distributions			1,063,388
Net change in unrealized appreciation (depreciation)			5,100,231
Net gain (loss)			6,120,640

Increase (decrease) in net assets from operations			$5,871,543

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(249,097)	$(242,832)
Net realized gain (loss)		(42,979)	136,354
Realized gain distributions		1,063,388	177,795
Net change in unrealized appreciation (depreciation)		5,100,231	(8,168,622)

Increase (decrease) in net assets from operations		5,871,543	(8,097,305)

Contract owner transactions:
Proceeds from units sold		2,994,448	2,885,993
Cost of units redeemed		(3,110,660)	(3,526,915)
Account charges		(6,686)	(6,230)
Increase (decrease)		(122,898)	(647,152)
Net increase (decrease)		5,748,645	(8,744,457)
Net assets, beginning		17,302,059	26,046,516
Net assets, ending		$23,050,704	$17,302,059

Units sold		1,330,121	1,374,911
Units redeemed		(1,419,874)	(1,597,399)
Net increase (decrease)		(89,753)	(222,488)
Units outstanding, beginning		9,038,647	9,261,135
Units outstanding, ending		8,948,894	9,038,647

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,656,698
Cost of units redeemed/account charges			(17,632,341)
Net investment income (loss)			(982,687)
Net realized gain (loss)			2,025,045
Realized gain distributions			2,641,034
Net change in unrealized appreciation (depreciation)			2,342,955
Net assets			$23,050,704
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.58	8,949	$23,051	1.25%	34.6%	12/31/2023	$2.62	0	$0	1.00%	34.9%	12/31/2023	$2.67	0	$0	0.75%	35.2%
12/31/2022	1.91	9,039	17,302	1.25%	-31.9%	12/31/2022	1.94	0	0	1.00%	-31.8%	12/31/2022	1.97	0	0	0.75%	-31.6%
12/31/2021	2.81	9,261	26,047	1.25%	22.2%	12/31/2021	2.85	0	0	1.00%	22.5%	12/31/2021	2.88	0	0	0.75%	22.8%
12/31/2020	2.30	6,728	15,482	1.25%	30.1%	12/31/2020	2.32	0	0	1.00%	30.4%	12/31/2020	2.35	0	0	0.75%	30.8%
12/31/2019	1.77	3,017	5,337	1.25%	36.1%	12/31/2019	1.78	0	0	1.00%	36.4%	12/31/2019	1.80	0	0	0.75%	36.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.72	0	$0	0.50%	35.6%	12/31/2023	$2.76	0	$0	0.25%	35.9%	12/31/2023	$2.81	0	$0	0.00%	36.2%
12/31/2022	2.00	0	0	0.50%	-31.4%	12/31/2022	2.03	0	0	0.25%	-31.3%	12/31/2022	2.06	0	0	0.00%	-31.1%
12/31/2021	2.92	0	0	0.50%	23.1%	12/31/2021	2.96	0	0	0.25%	23.5%	12/31/2021	3.00	0	0	0.00%	23.8%
12/31/2020	2.37	0	0	0.50%	31.1%	12/31/2020	2.40	0	0	0.25%	31.4%	12/31/2020	2.42	0	0	0.00%	31.7%
12/31/2019	1.81	0	0	0.50%	37.1%	12/31/2019	1.82	0	0	0.25%	37.5%	12/31/2019	1.84	0	0	0.00%	37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International New Discovery Fund R6 Class - 06-CYP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,798,854	$2,970,049	88,521
Receivables: investments sold	1,072
Payables: investments purchased	-
Net assets	$2,799,926

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,799,926	1,951,766	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.54
Band 0	-	-	1.57
Total	$2,799,926	1,951,766

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$53,293
Mortality & expense charges			(32,972)
Net investment income (loss)			20,321

Gain (loss) on investments:
Net realized gain (loss)			(41,365)
Realized gain distributions			59,738
Net change in unrealized appreciation (depreciation)			250,822
Net gain (loss)			269,195

Increase (decrease) in net assets from operations			$289,516

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,321	$(9,871)
Net realized gain (loss)		(41,365)	(33,797)
Realized gain distributions		59,738	114,062
Net change in unrealized appreciation (depreciation)		250,822	(658,469)

Increase (decrease) in net assets from operations		289,516	(588,075)

Contract owner transactions:
Proceeds from units sold		435,639	306,201
Cost of units redeemed		(364,319)	(237,532)
Account charges		(293)	(433)
Increase (decrease)		71,027	68,236
Net increase (decrease)		360,543	(519,839)
Net assets, beginning		2,439,383	2,959,222
Net assets, ending		$2,799,926	$2,439,383

Units sold		320,823	235,802
Units redeemed		(269,827)	(191,174)
Net increase (decrease)		50,996	44,628
Units outstanding, beginning		1,900,770	1,856,142
Units outstanding, ending		1,951,766	1,900,770

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,560,811
Cost of units redeemed/account charges			(3,090,575)
Net investment income (loss)			2,954
Net realized gain (loss)			(8,112)
Realized gain distributions			506,043
Net change in unrealized appreciation (depreciation)			(171,195)
Net assets			$2,799,926
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	1,952	$2,800	1.25%	11.8%	12/31/2023	$1.46	0	$0	1.00%	12.1%	12/31/2023	$1.49	0	$0	0.75%	12.3%
12/31/2022	1.28	1,901	2,439	1.25%	-19.5%	12/31/2022	1.30	0	0	1.00%	-19.3%	12/31/2022	1.32	0	0	0.75%	-19.1%
12/31/2021	1.59	1,856	2,959	1.25%	3.7%	12/31/2021	1.61	0	0	1.00%	4.0%	12/31/2021	1.64	0	0	0.75%	4.3%
12/31/2020	1.54	1,935	2,974	1.25%	8.8%	12/31/2020	1.55	0	0	1.00%	9.0%	12/31/2020	1.57	0	0	0.75%	9.3%
12/31/2019	1.41	2,114	2,987	1.25%	21.4%	12/31/2019	1.42	0	0	1.00%	21.7%	12/31/2019	1.43	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	0.50%	12.6%	12/31/2023	$1.54	0	$0	0.25%	12.9%	12/31/2023	$1.57	0	$0	0.00%	13.2%
12/31/2022	1.34	0	0	0.50%	-18.9%	12/31/2022	1.36	0	0	0.25%	-18.7%	12/31/2022	1.38	0	0	0.00%	-18.5%
12/31/2021	1.66	0	0	0.50%	4.5%	12/31/2021	1.68	0	0	0.25%	4.8%	12/31/2021	1.70	0	0	0.00%	5.0%
12/31/2020	1.58	0	0	0.50%	9.6%	12/31/2020	1.60	0	0	0.25%	9.9%	12/31/2020	1.62	0	0	0.00%	10.1%
12/31/2019	1.45	0	0	0.50%	22.3%	12/31/2019	1.46	0	0	0.25%	22.6%	12/31/2019	1.47	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	0.8%
2021	1.3%
2020	0.4%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R6 Class - 06-CYR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,484,717	$2,851,616	66,109
Receivables: investments sold	-
Payables: investments purchased	(990)
Net assets	$2,483,727

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,483,727	1,505,971	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$2,483,727	1,505,971

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$49,924
Mortality & expense charges			(30,091)
Net investment income (loss)			19,833

Gain (loss) on investments:
Net realized gain (loss)			(137,554)
Realized gain distributions			221,927
Net change in unrealized appreciation (depreciation)			280,554
Net gain (loss)			364,927

Increase (decrease) in net assets from operations			$384,760

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,833	$(7,386)
Net realized gain (loss)		(137,554)	(91,387)
Realized gain distributions		221,927	303,652
Net change in unrealized appreciation (depreciation)		280,554	(1,144,301)

Increase (decrease) in net assets from operations		384,760	(939,422)

Contract owner transactions:
Proceeds from units sold		290,991	471,293
Cost of units redeemed		(740,411)	(912,235)
Account charges		(3,944)	(4,052)
Increase (decrease)		(453,364)	(444,994)
Net increase (decrease)		(68,604)	(1,384,416)
Net assets, beginning		2,552,331	3,936,747
Net assets, ending		$2,483,727	$2,552,331

Units sold		185,456	325,378
Units redeemed		(483,685)	(637,465)
Net increase (decrease)		(298,229)	(312,087)
Units outstanding, beginning		1,804,200	2,116,287
Units outstanding, ending		1,505,971	1,804,200

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,451,730
Cost of units redeemed/account charges			(5,543,934)
Net investment income (loss)			7,926
Net realized gain (loss)			(131,023)
Realized gain distributions			1,065,927
Net change in unrealized appreciation (depreciation)			(366,899)
Net assets			$2,483,727
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	1,506	$2,484	1.25%	16.6%	12/31/2023	$1.68	0	$0	1.00%	16.9%	12/31/2023	$1.71	0	$0	0.75%	17.2%
12/31/2022	1.41	1,804	2,552	1.25%	-24.0%	12/31/2022	1.44	0	0	1.00%	-23.8%	12/31/2022	1.46	0	0	0.75%	-23.6%
12/31/2021	1.86	2,116	3,937	1.25%	9.3%	12/31/2021	1.88	0	0	1.00%	9.6%	12/31/2021	1.91	0	0	0.75%	9.9%
12/31/2020	1.70	2,045	3,479	1.25%	19.1%	12/31/2020	1.72	0	0	1.00%	19.4%	12/31/2020	1.74	0	0	0.75%	19.7%
12/31/2019	1.43	1,886	2,695	1.25%	24.4%	12/31/2019	1.44	0	0	1.00%	24.7%	12/31/2019	1.45	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.74	0	$0	0.50%	17.5%	12/31/2023	$1.77	0	$0	0.25%	17.8%	12/31/2023	$1.80	0	$0	0.00%	18.0%
12/31/2022	1.48	0	0	0.50%	-23.4%	12/31/2022	1.50	0	0	0.25%	-23.2%	12/31/2022	1.53	0	0	0.00%	-23.0%
12/31/2021	1.93	0	0	0.50%	10.2%	12/31/2021	1.96	0	0	0.25%	10.4%	12/31/2021	1.98	0	0	0.00%	10.7%
12/31/2020	1.75	0	0	0.50%	20.0%	12/31/2020	1.77	0	0	0.25%	20.3%	12/31/2020	1.79	0	0	0.00%	20.6%
12/31/2019	1.46	0	0	0.50%	25.4%	12/31/2019	1.47	0	0	0.25%	25.7%	12/31/2019	1.48	0	0	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	0.9%
2021	0.9%
2020	0.8%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,753,216	$12,214,038	334,738
Receivables: investments sold	7,874
Payables: investments purchased	-
Net assets	$13,761,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,761,090	5,272,895	$2.61
Band 100	-	-	2.66
Band 75	-	-	2.70
Band 50	-	-	2.75
Band 25	-	-	2.80
Band 0	-	-	2.85
Total	$13,761,090	5,272,895

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$93,652
Mortality & expense charges			(142,155)
Net investment income (loss)			(48,503)

Gain (loss) on investments:
Net realized gain (loss)			87,966
Realized gain distributions			465,692
Net change in unrealized appreciation (depreciation)			1,799,344
Net gain (loss)			2,353,002

Increase (decrease) in net assets from operations			$2,304,499

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48,503)	$(70,972)
Net realized gain (loss)		87,966	318,563
Realized gain distributions		465,692	358,028
Net change in unrealized appreciation (depreciation)		1,799,344	(3,702,364)

Increase (decrease) in net assets from operations		2,304,499	(3,096,745)

Contract owner transactions:
Proceeds from units sold		3,208,199	1,333,758
Cost of units redeemed		(1,365,732)	(4,292,106)
Account charges		(3,012)	(2,595)
Increase (decrease)		1,839,455	(2,960,943)
Net increase (decrease)		4,143,954	(6,057,688)
Net assets, beginning		9,617,136	15,674,824
Net assets, ending		$13,761,090	$9,617,136

Units sold		1,333,408	620,013
Units redeemed		(590,112)	(1,999,733)
Net increase (decrease)		743,296	(1,379,720)
Units outstanding, beginning		4,529,599	5,909,319
Units outstanding, ending		5,272,895	4,529,599

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,996,819
Cost of units redeemed/account charges			(11,392,498)
Net investment income (loss)			(332,639)
Net realized gain (loss)			965,605
Realized gain distributions			3,984,625
Net change in unrealized appreciation (depreciation)			1,539,178
Net assets			$13,761,090
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.61	5,273	$13,761	1.25%	22.9%	12/31/2023	$2.66	0	$0	1.00%	23.2%	12/31/2023	$2.70	0	$0	0.75%	23.5%
12/31/2022	2.12	4,530	9,617	1.25%	-20.0%	12/31/2022	2.16	0	0	1.00%	-19.8%	12/31/2022	2.19	0	0	0.75%	-19.6%
12/31/2021	2.65	5,909	15,675	1.25%	25.1%	12/31/2021	2.69	0	0	1.00%	25.4%	12/31/2021	2.72	0	0	0.75%	25.7%
12/31/2020	2.12	6,361	13,490	1.25%	21.3%	12/31/2020	2.14	0	0	1.00%	21.6%	12/31/2020	2.16	0	0	0.75%	21.9%
12/31/2019	1.75	6,101	10,665	1.25%	38.6%	12/31/2019	1.76	0	0	1.00%	39.0%	12/31/2019	1.77	0	0	0.75%	39.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.75	0	$0	0.50%	23.8%	12/31/2023	$2.80	0	$0	0.25%	24.1%	12/31/2023	$2.85	0	$0	0.00%	24.5%
12/31/2022	2.22	0	0	0.50%	-19.4%	12/31/2022	2.26	0	0	0.25%	-19.2%	12/31/2022	2.29	0	0	0.00%	-19.0%
12/31/2021	2.76	0	0	0.50%	26.0%	12/31/2021	2.79	0	0	0.25%	26.3%	12/31/2021	2.83	0	0	0.00%	26.7%
12/31/2020	2.19	0	0	0.50%	22.2%	12/31/2020	2.21	0	0	0.25%	22.5%	12/31/2020	2.23	0	0	0.00%	22.8%
12/31/2019	1.79	0	0	0.50%	39.7%	12/31/2019	1.80	0	0	0.25%	40.0%	12/31/2019	1.82	0	0	0.00%	40.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.6%
2021	0.5%
2020	0.5%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Value Fund R6 Class - 06-CYV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,448,972	$14,339,982	468,369
Receivables: investments sold	-
Payables: investments purchased	(27,874)
Net assets	$14,421,098

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,421,098	8,579,421	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.84
Total	$14,421,098	8,579,421

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$224,875
Mortality & expense charges			(166,555)
Net investment income (loss)			58,320

Gain (loss) on investments:
Net realized gain (loss)			(220,379)
Realized gain distributions			198,658
Net change in unrealized appreciation (depreciation)			1,412,258
Net gain (loss)			1,390,537

Increase (decrease) in net assets from operations			$1,448,857

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58,320	$(7,321)
Net realized gain (loss)		(220,379)	251,877
Realized gain distributions		198,658	411,251
Net change in unrealized appreciation (depreciation)		1,412,258	(3,325,211)

Increase (decrease) in net assets from operations		1,448,857	(2,669,404)

Contract owner transactions:
Proceeds from units sold		4,632,010	17,305,518
Cost of units redeemed		(3,682,399)	(12,814,910)
Account charges		(23,010)	(18,844)
Increase (decrease)		926,601	4,471,764
Net increase (decrease)		2,375,458	1,802,360
Net assets, beginning		12,045,640	10,243,280
Net assets, ending		$14,421,098	$12,045,640

Units sold		2,978,514	10,759,319
Units redeemed		(2,391,105)	(8,899,432)
Net increase (decrease)		587,409	1,859,887
Units outstanding, beginning		7,992,012	6,132,125
Units outstanding, ending		8,579,421	7,992,012

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$39,305,641
Cost of units redeemed/account charges			(26,933,590)
Net investment income (loss)			74,923
Net realized gain (loss)			416,207
Realized gain distributions			1,448,927
Net change in unrealized appreciation (depreciation)			108,990
Net assets			$14,421,098
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	8,579	$14,421	1.25%	11.5%	12/31/2023	$1.71	0	$0	1.00%	11.8%	12/31/2023	$1.74	0	$0	0.75%	12.1%
12/31/2022	1.51	7,992	12,046	1.25%	-9.8%	12/31/2022	1.53	0	0	1.00%	-9.5%	12/31/2022	1.55	0	0	0.75%	-9.3%
12/31/2021	1.67	6,132	10,243	1.25%	29.4%	12/31/2021	1.69	0	0	1.00%	29.7%	12/31/2021	1.71	0	0	0.75%	30.0%
12/31/2020	1.29	5,095	6,578	1.25%	3.1%	12/31/2020	1.30	0	0	1.00%	3.4%	12/31/2020	1.32	0	0	0.75%	3.6%
12/31/2019	1.25	4,400	5,510	1.25%	29.5%	12/31/2019	1.26	0	0	1.00%	29.8%	12/31/2019	1.27	0	0	0.75%	30.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	0	$0	0.50%	12.4%	12/31/2023	$1.80	0	$0	0.25%	12.6%	12/31/2023	$1.84	0	$0	0.00%	12.9%
12/31/2022	1.58	0	0	0.50%	-9.1%	12/31/2022	1.60	0	0	0.25%	-8.9%	12/31/2022	1.63	0	0	0.00%	-8.6%
12/31/2021	1.74	0	0	0.50%	30.4%	12/31/2021	1.76	0	0	0.25%	30.7%	12/31/2021	1.78	0	0	0.00%	31.0%
12/31/2020	1.33	0	0	0.50%	3.9%	12/31/2020	1.34	0	0	0.25%	4.1%	12/31/2020	1.36	0	0	0.00%	4.4%
12/31/2019	1.28	0	0	0.50%	30.4%	12/31/2019	1.29	0	0	0.25%	30.8%	12/31/2019	1.30	0	0	0.00%	31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.7%
2021	1.4%
2020	1.1%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Technology Fund R6 Class - 06-CYW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,754,924	$2,660,652	46,044
Receivables: investments sold	-
Payables: investments purchased	(6,052)
Net assets	$2,748,872

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,748,872	955,317	$2.88
Band 100	-	-	2.93
Band 75	-	-	2.98
Band 50	-	-	3.03
Band 25	-	-	3.09
Band 0	-	-	3.14
Total	$2,748,872	955,317

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(29,209)
Net investment income (loss)			(29,209)

Gain (loss) on investments:
Net realized gain (loss)			(174,119)
Realized gain distributions			237,520
Net change in unrealized appreciation (depreciation)			959,439
Net gain (loss)			1,022,840

Increase (decrease) in net assets from operations			$993,631

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29,209)	$(34,999)
Net realized gain (loss)		(174,119)	(20,239)
Realized gain distributions		237,520	198,499
Net change in unrealized appreciation (depreciation)		959,439	(1,540,076)

Increase (decrease) in net assets from operations		993,631	(1,396,815)

Contract owner transactions:
Proceeds from units sold		519,475	430,874
Cost of units redeemed		(890,678)	(1,057,002)
Account charges		(4,452)	(3,036)
Increase (decrease)		(375,655)	(629,164)
Net increase (decrease)		617,976	(2,025,979)
Net assets, beginning		2,130,896	4,156,875
Net assets, ending		$2,748,872	$2,130,896

Units sold		228,445	189,214
Units redeemed		(402,518)	(452,923)
Net increase (decrease)		(174,073)	(263,709)
Units outstanding, beginning		1,129,390	1,393,099
Units outstanding, ending		955,317	1,129,390

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,929,887
Cost of units redeemed/account charges			(5,601,370)
Net investment income (loss)			(175,426)
Net realized gain (loss)			372,661
Realized gain distributions			1,128,848
Net change in unrealized appreciation (depreciation)			94,272
Net assets			$2,748,872
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.88	955	$2,749	1.25%	52.5%	12/31/2023	$2.93	0	$0	1.00%	52.9%	12/31/2023	$2.98	0	$0	0.75%	53.3%
12/31/2022	1.89	1,129	2,131	1.25%	-36.8%	12/31/2022	1.92	0	0	1.00%	-36.6%	12/31/2022	1.94	0	0	0.75%	-36.5%
12/31/2021	2.98	1,393	4,157	1.25%	12.3%	12/31/2021	3.02	0	0	1.00%	12.6%	12/31/2021	3.06	0	0	0.75%	12.9%
12/31/2020	2.66	1,481	3,934	1.25%	44.7%	12/31/2020	2.68	0	0	1.00%	45.1%	12/31/2020	2.71	0	0	0.75%	45.5%
12/31/2019	1.84	1,025	1,881	1.25%	34.5%	12/31/2019	1.85	0	0	1.00%	34.9%	12/31/2019	1.86	0	0	0.75%	35.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.03	0	$0	0.50%	53.6%	12/31/2023	$3.09	0	$0	0.25%	54.0%	12/31/2023	$3.14	0	$0	0.00%	54.4%
12/31/2022	1.97	0	0	0.50%	-36.3%	12/31/2022	2.00	0	0	0.25%	-36.1%	12/31/2022	2.04	0	0	0.00%	-36.0%
12/31/2021	3.10	0	0	0.50%	13.2%	12/31/2021	3.14	0	0	0.25%	13.5%	12/31/2021	3.18	0	0	0.00%	13.7%
12/31/2020	2.74	0	0	0.50%	45.8%	12/31/2020	2.77	0	0	0.25%	46.2%	12/31/2020	2.79	0	0	0.00%	46.6%
12/31/2019	1.88	0	0	0.50%	35.5%	12/31/2019	1.89	0	0	0.25%	35.9%	12/31/2019	1.91	0	0	0.00%	36.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Value Fund R6 Class - 06-CYX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,905,136	$16,345,526	338,046
Receivables: investments sold	60,805
Payables: investments purchased	-
Net assets	$15,965,941

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,199,010	7,857,840	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	2,766,931	1,508,155	1.83
Total	$15,965,941	9,365,995

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$278,672
Mortality & expense charges			(149,426)
Net investment income (loss)			129,246

Gain (loss) on investments:
Net realized gain (loss)			(44,569)
Realized gain distributions			996,964
Net change in unrealized appreciation (depreciation)			(1,447)
Net gain (loss)			950,948

Increase (decrease) in net assets from operations			$1,080,194

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$129,246	$134,769
Net realized gain (loss)		(44,569)	2,403,216
Realized gain distributions		996,964	719,663
Net change in unrealized appreciation (depreciation)		(1,447)	(4,559,905)

Increase (decrease) in net assets from operations		1,080,194	(1,302,257)

Contract owner transactions:
Proceeds from units sold		16,389,478	14,244,294
Cost of units redeemed		(14,936,865)	(22,466,486)
Account charges		(27,254)	(25,179)
Increase (decrease)		1,425,359	(8,247,371)
Net increase (decrease)		2,505,553	(9,549,628)
Net assets, beginning		13,460,388	23,010,016
Net assets, ending		$15,965,941	$13,460,388

Units sold		10,441,225	9,400,206
Units redeemed		(9,512,584)	(14,464,025)
Net increase (decrease)		928,641	(5,063,819)
Units outstanding, beginning		8,437,354	13,501,173
Units outstanding, ending		9,365,995	8,437,354

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$61,539,270
Cost of units redeemed/account charges			(52,544,369)
Net investment income (loss)			805,811
Net realized gain (loss)			3,844,210
Realized gain distributions			2,761,409
Net change in unrealized appreciation (depreciation)			(440,390)
Net assets			$15,965,941
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	7,858	$13,199	1.25%	6.9%	12/31/2023	$1.71	0	$0	1.00%	7.2%	12/31/2023	$1.74	0	$0	0.75%	7.5%
12/31/2022	1.57	6,749	10,600	1.25%	-7.0%	12/31/2022	1.59	0	0	1.00%	-6.7%	12/31/2022	1.62	0	0	0.75%	-6.5%
12/31/2021	1.69	11,539	19,481	1.25%	24.0%	12/31/2021	1.71	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%
12/31/2020	1.36	9,334	12,709	1.25%	2.7%	12/31/2020	1.38	0	0	1.00%	3.0%	12/31/2020	1.39	0	0	0.75%	3.2%
12/31/2019	1.33	8,127	10,771	1.25%	28.6%	12/31/2019	1.34	0	0	1.00%	28.9%	12/31/2019	1.35	0	0	0.75%	29.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	0	$0	0.50%	7.8%	12/31/2023	$1.80	0	$0	0.25%	8.0%	12/31/2023	$1.83	1,508	$2,767	0.00%	8.3%
12/31/2022	1.64	0	0	0.50%	-6.3%	12/31/2022	1.67	0	0	0.25%	-6.0%	12/31/2022	1.69	1,688	2,860	0.00%	-5.8%
12/31/2021	1.75	0	0	0.50%	24.9%	12/31/2021	1.78	0	0	0.25%	25.2%	12/31/2021	1.80	1,962	3,529	0.00%	25.6%
12/31/2020	1.40	0	0	0.50%	3.5%	12/31/2020	1.42	0	0	0.25%	3.8%	12/31/2020	1.43	2,123	3,041	0.00%	4.0%
12/31/2019	1.36	0	0	0.50%	29.5%	12/31/2019	1.37	0	0	0.25%	29.9%	12/31/2019	1.38	2,313	3,185	0.00%	30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.5%
2021	1.6%
2020	1.7%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Mid Cap Growth Fund R6 Class - 06-GNF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,900,627	$29,268,270	1,054,496
Receivables: investments sold	-
Payables: investments purchased	(88,240)
Net assets	$30,812,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,812,387	17,425,189	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.82
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.91
Total	$30,812,387	17,425,189

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(344,508)
Net investment income (loss)			(344,508)

Gain (loss) on investments:
Net realized gain (loss)			(255,475)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,682,402
Net gain (loss)			5,426,927

Increase (decrease) in net assets from operations			$5,082,419

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(344,508)	$(306,422)
Net realized gain (loss)		(255,475)	(704,161)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,682,402	(8,681,743)

Increase (decrease) in net assets from operations		5,082,419	(9,692,326)

Contract owner transactions:
Proceeds from units sold		13,330,046	16,235,398
Cost of units redeemed		(11,684,317)	(16,015,267)
Account charges		(48,983)	(46,332)
Increase (decrease)		1,596,746	173,799
Net increase (decrease)		6,679,165	(9,518,527)
Net assets, beginning		24,133,222	33,651,749
Net assets, ending		$30,812,387	$24,133,222

Units sold		8,493,988	10,240,617
Units redeemed		(7,445,439)	(10,035,151)
Net increase (decrease)		1,048,549	205,466
Units outstanding, beginning		16,376,640	16,171,174
Units outstanding, ending		17,425,189	16,376,640

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$66,883,332
Cost of units redeemed/account charges			(38,996,175)
Net investment income (loss)			(1,120,975)
Net realized gain (loss)			1,170,630
Realized gain distributions			1,243,218
Net change in unrealized appreciation (depreciation)			1,632,357
Net assets			$30,812,387
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	17,425	$30,812	1.25%	20.0%	12/31/2023	$1.80	0	$0	1.00%	20.3%	12/31/2023	$1.82	0	$0	0.75%	20.6%
12/31/2022	1.47	16,377	24,133	1.25%	-29.2%	12/31/2022	1.49	0	0	1.00%	-29.0%	12/31/2022	1.51	0	0	0.75%	-28.8%
12/31/2021	2.08	16,166	33,640	1.25%	12.7%	12/31/2021	2.10	6	12	1.00%	13.0%	12/31/2021	2.12	0	0	0.75%	13.3%
12/31/2020	1.85	8,760	16,167	1.25%	34.1%	12/31/2020	1.86	0	0	1.00%	34.4%	12/31/2020	1.87	0	0	0.75%	34.8%
12/31/2019	1.38	6,836	9,408	1.25%	36.2%	12/31/2019	1.38	0	0	1.00%	36.6%	12/31/2019	1.39	0	0	0.75%	36.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	0.50%	20.9%	12/31/2023	$1.88	0	$0	0.25%	21.2%	12/31/2023	$1.91	0	$0	0.00%	21.5%
12/31/2022	1.53	0	0	0.50%	-28.7%	12/31/2022	1.55	0	0	0.25%	-28.5%	12/31/2022	1.57	0	0	0.00%	-28.3%
12/31/2021	2.15	0	0	0.50%	13.6%	12/31/2021	2.17	0	0	0.25%	13.9%	12/31/2021	2.19	0	0	0.00%	14.2%
12/31/2020	1.89	0	0	0.50%	35.1%	12/31/2020	1.90	0	0	0.25%	35.5%	12/31/2020	1.92	0	0	0.00%	35.8%
12/31/2019	1.40	0	0	0.50%	37.2%	12/31/2019	1.40	0	0	0.25%	37.6%	12/31/2019	1.41	0	0	0.00%	37.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Diversification Fund R6 Class - 06-3MF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,994,128	$11,870,772	543,439
Receivables: investments sold	81,098
Payables: investments purchased	-
Net assets	$12,075,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,075,226	9,071,737	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$12,075,226	9,071,737

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$308,544
Mortality & expense charges			(134,036)
Net investment income (loss)			174,508

Gain (loss) on investments:
Net realized gain (loss)			(45,110)
Realized gain distributions			178,906
Net change in unrealized appreciation (depreciation)			977,394
Net gain (loss)			1,111,190

Increase (decrease) in net assets from operations			$1,285,698

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$174,508	$(23,976)
Net realized gain (loss)		(45,110)	(119,584)
Realized gain distributions		178,906	186,735
Net change in unrealized appreciation (depreciation)		977,394	(1,545,481)

Increase (decrease) in net assets from operations		1,285,698	(1,502,306)

Contract owner transactions:
Proceeds from units sold		3,066,452	7,582,754
Cost of units redeemed		(1,708,863)	(3,446,313)
Account charges		(34,592)	(26,912)
Increase (decrease)		1,322,997	4,109,529
Net increase (decrease)		2,608,695	2,607,223
Net assets, beginning		9,466,531	6,859,308
Net assets, ending		$12,075,226	$9,466,531

Units sold		2,425,740	6,188,065
Units redeemed		(1,392,038)	(2,922,795)
Net increase (decrease)		1,033,702	3,265,270
Units outstanding, beginning		8,038,035	4,772,765
Units outstanding, ending		9,071,737	8,038,035

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,538,933
Cost of units redeemed/account charges			(7,226,247)
Net investment income (loss)			226,213
Net realized gain (loss)			(53,861)
Realized gain distributions			466,832
Net change in unrealized appreciation (depreciation)			123,356
Net assets			$12,075,226
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	9,072	$12,075	1.25%	13.0%	12/31/2023	$1.35	0	$0	1.00%	13.3%	12/31/2023	$1.37	0	$0	0.75%	13.6%
12/31/2022	1.18	8,038	9,467	1.25%	-18.1%	12/31/2022	1.19	0	0	1.00%	-17.8%	12/31/2022	1.20	0	0	0.75%	-17.6%
12/31/2021	1.44	4,773	6,859	1.25%	6.4%	12/31/2021	1.45	0	0	1.00%	6.7%	12/31/2021	1.46	0	0	0.75%	7.0%
12/31/2020	1.35	3,318	4,480	1.25%	14.0%	12/31/2020	1.36	0	0	1.00%	14.3%	12/31/2020	1.37	0	0	0.75%	14.6%
12/31/2019	1.18	383	454	1.25%	24.5%	12/31/2019	1.19	0	0	1.00%	24.8%	12/31/2019	1.19	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	13.9%	12/31/2023	$1.40	0	$0	0.25%	14.2%	12/31/2023	$1.42	0	$0	0.00%	14.4%
12/31/2022	1.22	0	0	0.50%	-17.4%	12/31/2022	1.23	0	0	0.25%	-17.2%	12/31/2022	1.24	0	0	0.00%	-17.0%
12/31/2021	1.47	0	0	0.50%	7.2%	12/31/2021	1.48	0	0	0.25%	7.5%	12/31/2021	1.50	0	0	0.00%	7.8%
12/31/2020	1.37	0	0	0.50%	14.9%	12/31/2020	1.38	0	0	0.25%	15.1%	12/31/2020	1.39	0	0	0.00%	15.4%
12/31/2019	1.20	0	0	0.50%	25.5%	12/31/2019	1.20	0	0	0.25%	25.8%	12/31/2019	1.20	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	0.9%
2021	2.3%
2020	1.4%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Total Return Fund R6 Class - 06-3JR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$627,064	$624,681	32,879
Receivables: investments sold	1,257
Payables: investments purchased	-
Net assets	$628,321

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$628,321	477,014	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$628,321	477,014

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,323
Mortality & expense charges			(8,388)
Net investment income (loss)			9,935

Gain (loss) on investments:
Net realized gain (loss)			(33,095)
Realized gain distributions			23,004
Net change in unrealized appreciation (depreciation)			55,556
Net gain (loss)			45,465

Increase (decrease) in net assets from operations			$55,400

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,935	$3,245
Net realized gain (loss)		(33,095)	(2,700)
Realized gain distributions		23,004	16,082
Net change in unrealized appreciation (depreciation)		55,556	(45,546)

Increase (decrease) in net assets from operations		55,400	(28,919)

Contract owner transactions:
Proceeds from units sold		680,658	323,621
Cost of units redeemed		(609,047)	(11,147)
Account charges		(1,539)	(321)
Increase (decrease)		70,072	312,153
Net increase (decrease)		125,472	283,234
Net assets, beginning		502,849	219,615
Net assets, ending		$628,321	$502,849

Units sold		550,444	264,057
Units redeemed		(490,666)	(10,008)
Net increase (decrease)		59,778	254,049
Units outstanding, beginning		417,236	163,187
Units outstanding, ending		477,014	417,236

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,425,806
Cost of units redeemed/account charges			(835,366)
Net investment income (loss)			13,737
Net realized gain (loss)			(33,435)
Realized gain distributions			55,196
Net change in unrealized appreciation (depreciation)			2,383
Net assets			$628,321
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	477	$628	1.25%	9.3%	12/31/2023	$1.33	0	$0	1.00%	9.6%	12/31/2023	$1.35	0	$0	0.75%	9.8%
12/31/2022	1.21	417	503	1.25%	-10.4%	12/31/2022	1.22	0	0	1.00%	-10.2%	12/31/2022	1.23	0	0	0.75%	-10.0%
12/31/2021	1.35	163	220	1.25%	12.9%	12/31/2021	1.36	0	0	1.00%	13.2%	12/31/2021	1.37	0	0	0.75%	13.4%
12/31/2020	1.19	35	42	1.25%	8.7%	12/31/2020	1.20	0	0	1.00%	9.0%	12/31/2020	1.21	0	0	0.75%	9.2%
12/31/2019	1.10	0	0	1.25%	19.1%	12/31/2019	1.10	0	0	1.00%	19.4%	12/31/2019	1.10	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	10.1%	12/31/2023	$1.39	0	$0	0.25%	10.4%	12/31/2023	$1.41	0	$0	0.00%	10.7%
12/31/2022	1.24	0	0	0.50%	-9.8%	12/31/2022	1.26	0	0	0.25%	-9.5%	12/31/2022	1.27	0	0	0.00%	-9.3%
12/31/2021	1.38	0	0	0.50%	13.7%	12/31/2021	1.39	0	0	0.25%	14.0%	12/31/2021	1.40	0	0	0.00%	14.3%
12/31/2020	1.21	0	0	0.50%	9.5%	12/31/2020	1.22	0	0	0.25%	9.8%	12/31/2020	1.23	0	0	0.00%	10.1%
12/31/2019	1.11	0	0	0.50%	20.0%	12/31/2019	1.11	0	0	0.25%	20.3%	12/31/2019	1.11	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	1.7%
2021	1.3%
2020	1.3%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Utilities Fund R6 Class - 06-39X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$76,304	$73,790	3,617
Receivables: investments sold	-
Payables: investments purchased	(202)
Net assets	$76,102

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$76,102	53,342	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$76,102	53,342

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$893
Mortality & expense charges			(404)
Net investment income (loss)			489

Gain (loss) on investments:
Net realized gain (loss)			(1,068)
Realized gain distributions			2,600
Net change in unrealized appreciation (depreciation)			3,265
Net gain (loss)			4,797

Increase (decrease) in net assets from operations			$5,286

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$489	$82
Net realized gain (loss)		(1,068)	(2)
Realized gain distributions		2,600	751
Net change in unrealized appreciation (depreciation)		3,265	(779)

Increase (decrease) in net assets from operations		5,286	52

Contract owner transactions:
Proceeds from units sold		69,972	5,455
Cost of units redeemed		(11,867)	-
Account charges		-	-
Increase (decrease)		58,105	5,455
Net increase (decrease)		63,391	5,507
Net assets, beginning		12,711	7,204
Net assets, ending		$76,102	$12,711

Units sold		53,030	3,762
Units redeemed		(8,319)	-
Net increase (decrease)		44,711	3,762
Units outstanding, beginning		8,631	4,869
Units outstanding, ending		53,342	8,631

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$82,282
Cost of units redeemed/account charges			(11,867)
Net investment income (loss)			599
Net realized gain (loss)			(1,070)
Realized gain distributions			3,644
Net change in unrealized appreciation (depreciation)			2,514
Net assets			$76,102
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	53	$76	1.25%	-3.1%	12/31/2023	$1.45	0	$0	1.00%	-2.9%	12/31/2023	$1.47	0	$0	0.75%	-2.6%
12/31/2022	1.47	9	13	1.25%	-0.5%	12/31/2022	1.49	0	0	1.00%	-0.2%	12/31/2022	1.51	0	0	0.75%	0.0%
12/31/2021	1.48	5	7	1.25%	12.8%	12/31/2021	1.49	0	0	1.00%	13.1%	12/31/2021	1.51	0	0	0.75%	13.4%
12/31/2020	1.31	0	0	1.25%	5.1%	12/31/2020	1.32	0	0	1.00%	5.3%	12/31/2020	1.33	0	0	0.75%	5.6%
12/31/2019	1.25	0	0	1.25%	23.7%	12/31/2019	1.25	0	0	1.00%	24.1%	12/31/2019	1.26	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	-2.4%	12/31/2023	$1.51	0	$0	0.25%	-2.1%	12/31/2023	$1.53	0	$0	0.00%	-1.9%
12/31/2022	1.52	0	0	0.50%	0.3%	12/31/2022	1.54	0	0	0.25%	0.5%	12/31/2022	1.56	0	0	0.00%	0.8%
12/31/2021	1.52	0	0	0.50%	13.7%	12/31/2021	1.53	0	0	0.25%	14.0%	12/31/2021	1.55	0	0	0.00%	14.3%
12/31/2020	1.34	0	0	0.50%	5.9%	12/31/2020	1.35	0	0	0.25%	6.1%	12/31/2020	1.35	0	0	0.00%	6.4%
12/31/2019	1.26	0	0	0.50%	24.7%	12/31/2019	1.27	0	0	0.25%	25.0%	12/31/2019	1.27	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.9%
2021	1.1%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Growth Fund R6 Class - 06-49X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,417,323	$12,086,921	309,999
Receivables: investments sold	53,955
Payables: investments purchased	-
Net assets	$12,471,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,471,278	9,707,012	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$12,471,278	9,707,012

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$184,769
Mortality & expense charges			(103,057)
Net investment income (loss)			81,712

Gain (loss) on investments:
Net realized gain (loss)			14,660
Realized gain distributions			163,560
Net change in unrealized appreciation (depreciation)			343,505
Net gain (loss)			521,725

Increase (decrease) in net assets from operations			$603,437

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81,712	$(548)
Net realized gain (loss)		14,660	(40,141)
Realized gain distributions		163,560	3,155
Net change in unrealized appreciation (depreciation)		343,505	(5,455)

Increase (decrease) in net assets from operations		603,437	(42,989)

Contract owner transactions:
Proceeds from units sold		23,585,280	176,051
Cost of units redeemed		(11,921,614)	(169,475)
Account charges		(12,988)	(250)
Increase (decrease)		11,650,678	6,326
Net increase (decrease)		12,254,115	(36,663)
Net assets, beginning		217,163	253,826
Net assets, ending		$12,471,278	$217,163

Units sold		19,463,943	182,764
Units redeemed		(9,948,845)	(179,110)
Net increase (decrease)		9,515,098	3,654
Units outstanding, beginning		191,914	188,260
Units outstanding, ending		9,707,012	191,914

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$24,054,466
Cost of units redeemed/account charges			(12,156,634)
Net investment income (loss)			81,852
Net realized gain (loss)			(19,328)
Realized gain distributions			180,520
Net change in unrealized appreciation (depreciation)			330,402
Net assets			$12,471,278
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	9,707	$12,471	1.25%	13.5%	12/31/2023	$1.30	0	$0	1.00%	13.8%	12/31/2023	$1.31	0	$0	0.75%	14.1%
12/31/2022	1.13	192	217	1.25%	-16.1%	12/31/2022	1.14	0	0	1.00%	-15.9%	12/31/2022	1.15	0	0	0.75%	-15.7%
12/31/2021	1.35	188	254	1.25%	8.3%	12/31/2021	1.36	0	0	1.00%	8.6%	12/31/2021	1.36	0	0	0.75%	8.8%
12/31/2020	1.25	28	35	1.25%	14.4%	12/31/2020	1.25	0	0	1.00%	14.7%	12/31/2020	1.25	0	0	0.75%	15.0%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	8.9%	12/31/2019	1.09	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	14.4%	12/31/2023	$1.34	0	$0	0.25%	14.7%	12/31/2023	$1.36	0	$0	0.00%	15.0%
12/31/2022	1.16	0	0	0.50%	-15.4%	12/31/2022	1.17	0	0	0.25%	-15.2%	12/31/2022	1.18	0	0	0.00%	-15.0%
12/31/2021	1.37	0	0	0.50%	9.1%	12/31/2021	1.38	0	0	0.25%	9.4%	12/31/2021	1.39	0	0	0.00%	9.6%
12/31/2020	1.26	0	0	0.50%	15.2%	12/31/2020	1.26	0	0	0.25%	15.5%	12/31/2020	1.26	0	0	0.00%	15.8%
12/31/2019	1.09	0	0	0.50%	9.1%	12/31/2019	1.09	0	0	0.25%	9.2%	12/31/2019	1.09	0	0	0.00%	9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	0.9%
2021	1.8%
2020	1.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Total Return Bond Fund R6 Class - 06-3TH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$308	$300	31
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$304

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$304	295	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.10
Total	$304	295

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6
Mortality & expense charges			(1)
Net investment income (loss)			5

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8
Net gain (loss)			8

Increase (decrease) in net assets from operations			$13

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8	-

Increase (decrease) in net assets from operations		13	-

Contract owner transactions:
Proceeds from units sold		295	-
Cost of units redeemed		(4)	-
Account charges		-	-
Increase (decrease)		291	-
Net increase (decrease)		304	-
Net assets, beginning		-	-
Net assets, ending		$304	$-

Units sold		299	-
Units redeemed		(4)	-
Net increase (decrease)		295	-
Units outstanding, beginning		-	-
Units outstanding, ending		295	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$84,784
Cost of units redeemed/account charges			(84,409)
Net investment income (loss)			139
Net realized gain (loss)			(267)
Realized gain distributions			49
Net change in unrealized appreciation (depreciation)			8
Net assets			$304
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	1.25%	6.1%	12/31/2023	$1.04	0	$0	1.00%	6.4%	12/31/2023	$1.06	0	$0	0.75%	6.6%
12/31/2022	0.97	0	0	1.25%	-14.9%	12/31/2022	0.98	0	0	1.00%	-14.7%	12/31/2022	0.99	0	0	0.75%	-14.5%
12/31/2021	1.14	0	0	1.25%	-2.0%	12/31/2021	1.15	0	0	1.00%	-1.7%	12/31/2021	1.16	0	0	0.75%	-1.5%
12/31/2020	1.16	13	15	1.25%	7.7%	12/31/2020	1.17	0	0	1.00%	7.9%	12/31/2020	1.17	0	0	0.75%	8.2%
12/31/2019	1.08	0	0	1.25%	8.0%	12/31/2019	1.08	0	0	1.00%	8.3%	12/31/2019	1.09	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	6.9%	12/31/2023	$1.08	0	$0	0.25%	7.2%	12/31/2023	$1.10	0	$0	0.00%	7.5%
12/31/2022	1.00	0	0	0.50%	-14.3%	12/31/2022	1.01	0	0	0.25%	-14.0%	12/31/2022	1.02	0	0	0.00%	-13.8%
12/31/2021	1.17	0	0	0.50%	-1.2%	12/31/2021	1.17	0	0	0.25%	-1.0%	12/31/2021	1.18	0	0	0.00%	-0.7%
12/31/2020	1.18	0	0	0.50%	8.5%	12/31/2020	1.19	0	0	0.25%	8.7%	12/31/2020	1.19	0	0	0.00%	9.0%
12/31/2019	1.09	0	0	0.50%	8.8%	12/31/2019	1.09	0	0	0.25%	9.1%	12/31/2019	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	0.0%
2021	0.4%
2020	3.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Global Real Estate R6 Class - 06-4FM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$125,173	$138,779	7,422
Receivables: investments sold	787
Payables: investments purchased	-
Net assets	$125,960

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$125,960	121,994	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.07
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$125,960	121,994

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,361
Mortality & expense charges			(1,501)
Net investment income (loss)			860

Gain (loss) on investments:
Net realized gain (loss)			(5,636)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,358
Net gain (loss)			10,722

Increase (decrease) in net assets from operations			$11,582

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$860	$(951)
Net realized gain (loss)		(5,636)	(4,992)
Realized gain distributions		-	5,944
Net change in unrealized appreciation (depreciation)		16,358	(47,196)

Increase (decrease) in net assets from operations		11,582	(47,195)

Contract owner transactions:
Proceeds from units sold		19,989	54,398
Cost of units redeemed		(22,979)	(40,199)
Account charges		(341)	(343)
Increase (decrease)		(3,331)	13,856
Net increase (decrease)		8,251	(33,339)
Net assets, beginning		117,709	151,048
Net assets, ending		$125,960	$117,709

Units sold		20,992	49,303
Units redeemed		(24,401)	(39,989)
Net increase (decrease)		(3,409)	9,314
Units outstanding, beginning		125,403	116,089
Units outstanding, ending		121,994	125,403

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$337,996
Cost of units redeemed/account charges			(196,759)
Net investment income (loss)			1,240
Net realized gain (loss)			(9,660)
Realized gain distributions			6,749
Net change in unrealized appreciation (depreciation)			(13,606)
Net assets			$125,960
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	122	$126	1.25%	10.0%	12/31/2023	$1.04	0	$0	1.00%	10.3%	12/31/2023	$1.05	0	$0	0.75%	10.5%
12/31/2022	0.94	125	118	1.25%	-27.9%	12/31/2022	0.95	0	0	1.00%	-27.7%	12/31/2022	0.95	0	0	0.75%	-27.5%
12/31/2021	1.30	116	151	1.25%	28.3%	12/31/2021	1.31	0	0	1.00%	28.6%	12/31/2021	1.32	0	0	0.75%	28.9%
12/31/2020	1.01	0	0	1.25%	0.9%	12/31/2020	1.02	0	0	1.00%	1.2%	12/31/2020	1.02	0	0	0.75%	1.5%
12/31/2019	1.00	0	0	1.25%	0.5%	12/31/2019	1.01	0	0	1.00%	0.5%	12/31/2019	1.01	0	0	0.75%	0.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	10.8%	12/31/2023	$1.08	0	$0	0.25%	11.1%	12/31/2023	$1.09	0	$0	0.00%	11.4%
12/31/2022	0.96	0	0	0.50%	-27.3%	12/31/2022	0.97	0	0	0.25%	-27.1%	12/31/2022	0.98	0	0	0.00%	-27.0%
12/31/2021	1.32	0	0	0.50%	29.2%	12/31/2021	1.33	0	0	0.25%	29.5%	12/31/2021	1.34	0	0	0.00%	29.9%
12/31/2020	1.02	0	0	0.50%	1.7%	12/31/2020	1.03	0	0	0.25%	2.0%	12/31/2020	1.03	0	0	0.00%	2.2%
12/31/2019	1.01	0	0	0.50%	0.7%	12/31/2019	1.01	0	0	0.25%	0.7%	12/31/2019	1.01	0	0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	0.6%
2021	3.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Core Equity Fund R6 Class - 06-3W7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,983,411	$2,801,923	60,582
Receivables: investments sold	-
Payables: investments purchased	(13,633)
Net assets	$2,969,778

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,969,778	1,787,852	$1.66
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.76
Total	$2,969,778	1,787,852

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$22,868
Mortality & expense charges			(29,112)
Net investment income (loss)			(6,244)

Gain (loss) on investments:
Net realized gain (loss)			(86,326)
Realized gain distributions			50,617
Net change in unrealized appreciation (depreciation)			566,458
Net gain (loss)			530,749

Increase (decrease) in net assets from operations			$524,505

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,244)	$(11,463)
Net realized gain (loss)		(86,326)	(101,919)
Realized gain distributions		50,617	57,256
Net change in unrealized appreciation (depreciation)		566,458	(363,597)

Increase (decrease) in net assets from operations		524,505	(419,723)

Contract owner transactions:
Proceeds from units sold		1,201,680	521,983
Cost of units redeemed		(668,804)	(399,288)
Account charges		(1,091)	(1,623)
Increase (decrease)		531,785	121,072
Net increase (decrease)		1,056,290	(298,651)
Net assets, beginning		1,913,488	2,212,139
Net assets, ending		$2,969,778	$1,913,488

Units sold		1,033,606	381,365
Units redeemed		(648,131)	(309,556)
Net increase (decrease)		385,475	71,809
Units outstanding, beginning		1,402,377	1,330,568
Units outstanding, ending		1,787,852	1,402,377

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,389,472
Cost of units redeemed/account charges			(1,660,698)
Net investment income (loss)			(19,074)
Net realized gain (loss)			(167,159)
Realized gain distributions			245,749
Net change in unrealized appreciation (depreciation)			181,488
Net assets			$2,969,778
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.66	1,788	$2,970	1.25%	21.7%	12/31/2023	$1.68	0	$0	1.00%	22.0%	12/31/2023	$1.70	0	$0	0.75%	22.3%
12/31/2022	1.36	1,402	1,913	1.25%	-17.9%	12/31/2022	1.38	0	0	1.00%	-17.7%	12/31/2022	1.39	0	0	0.75%	-17.5%
12/31/2021	1.66	1,331	2,212	1.25%	23.9%	12/31/2021	1.67	0	0	1.00%	24.2%	12/31/2021	1.69	0	0	0.75%	24.5%
12/31/2020	1.34	109	146	1.25%	17.5%	12/31/2020	1.35	0	0	1.00%	17.8%	12/31/2020	1.35	0	0	0.75%	18.1%
12/31/2019	1.14	0	0	1.25%	14.2%	12/31/2019	1.14	0	0	1.00%	14.4%	12/31/2019	1.15	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	0.50%	22.7%	12/31/2023	$1.74	0	$0	0.25%	23.0%	12/31/2023	$1.76	0	$0	0.00%	23.3%
12/31/2022	1.40	0	0	0.50%	-17.3%	12/31/2022	1.42	0	0	0.25%	-17.1%	12/31/2022	1.43	0	0	0.00%	-16.9%
12/31/2021	1.70	0	0	0.50%	24.8%	12/31/2021	1.71	0	0	0.25%	25.2%	12/31/2021	1.72	0	0	0.00%	25.5%
12/31/2020	1.36	0	0	0.50%	18.4%	12/31/2020	1.37	0	0	0.25%	18.7%	12/31/2020	1.37	0	0	0.00%	19.0%
12/31/2019	1.15	0	0	0.50%	14.9%	12/31/2019	1.15	0	0	0.25%	15.1%	12/31/2019	1.15	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.6%
2021	0.7%
2020	0.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS International Value Fund R2 Class - 06-822

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$484,094	$550,037	14,449
Receivables: investments sold	530
Payables: investments purchased	-
Net assets	$484,624

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$484,624	218,855	$2.21
Band 100	-	-	2.28
Band 75	-	-	2.34
Band 50	-	-	2.41
Band 25	-	-	2.47
Band 0	-	-	2.54
Total	$484,624	218,855

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,517
Mortality & expense charges			(5,240)
Net investment income (loss)			2,277

Gain (loss) on investments:
Net realized gain (loss)			(2,190)
Realized gain distributions			47,330
Net change in unrealized appreciation (depreciation)			16,156
Net gain (loss)			61,296

Increase (decrease) in net assets from operations			$63,573

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,277	$(2,822)
Net realized gain (loss)		(2,190)	(3,393)
Realized gain distributions		47,330	48,705
Net change in unrealized appreciation (depreciation)		16,156	(166,309)

Increase (decrease) in net assets from operations		63,573	(123,819)

Contract owner transactions:
Proceeds from units sold		77,754	44,571
Cost of units redeemed		(31,817)	(53,965)
Account charges		(7)	(18)
Increase (decrease)		45,930	(9,412)
Net increase (decrease)		109,503	(133,231)
Net assets, beginning		375,121	508,352
Net assets, ending		$484,624	$375,121

Units sold		38,050	22,980
Units redeemed		(15,495)	(27,795)
Net increase (decrease)		22,555	(4,815)
Units outstanding, beginning		196,300	201,115
Units outstanding, ending		218,855	196,300

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,557,252
Cost of units redeemed/account charges			(2,518,431)
Net investment income (loss)			(15,967)
Net realized gain (loss)			280,451
Realized gain distributions			247,262
Net change in unrealized appreciation (depreciation)			(65,943)
Net assets			$484,624
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.21	219	$485	1.25%	15.9%	12/31/2023	$2.28	0	$0	1.00%	16.2%	12/31/2023	$2.34	0	$0	0.75%	16.5%
12/31/2022	1.91	196	375	1.25%	-24.4%	12/31/2022	1.96	0	0	1.00%	-24.2%	12/31/2022	2.01	0	0	0.75%	-24.0%
12/31/2021	2.53	201	508	1.25%	8.7%	12/31/2021	2.59	0	0	1.00%	8.9%	12/31/2021	2.65	0	0	0.75%	9.2%
12/31/2020	2.33	314	731	1.25%	18.4%	12/31/2020	2.37	0	0	1.00%	18.7%	12/31/2020	2.42	0	0	0.75%	18.9%
12/31/2019	1.97	430	846	1.25%	23.7%	12/31/2019	2.00	0	0	1.00%	24.0%	12/31/2019	2.04	0	0	0.75%	24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.41	0	$0	0.50%	16.7%	12/31/2023	$2.47	0	$0	0.25%	17.0%	12/31/2023	$2.54	0	$0	0.00%	17.3%
12/31/2022	2.06	0	0	0.50%	-23.8%	12/31/2022	2.11	0	0	0.25%	-23.6%	12/31/2022	2.17	0	0	0.00%	-23.4%
12/31/2021	2.71	0	0	0.50%	9.5%	12/31/2021	2.77	0	0	0.25%	9.8%	12/31/2021	2.83	0	0	0.00%	10.0%
12/31/2020	2.47	0	0	0.50%	19.2%	12/31/2020	2.52	0	0	0.25%	19.5%	12/31/2020	2.57	0	0	0.00%	19.8%
12/31/2019	2.07	0	0	0.50%	24.6%	12/31/2019	2.11	0	0	0.25%	24.9%	12/31/2019	2.15	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	0.5%
2021	0.5%
2020	0.2%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Global Bond R6 Class - 06-4TK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,628	$4,446	1,301
Receivables: investments sold	5,993
Payables: investments purchased	-
Net assets	$10,621

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,621	11,230	$0.95
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$10,621	11,230

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$115
Mortality & expense charges			(50)
Net investment income (loss)			65

Gain (loss) on investments:
Net realized gain (loss)			9
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			241
Net gain (loss)			250

Increase (decrease) in net assets from operations			$315

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$65	$2
Net realized gain (loss)		9	-
Realized gain distributions		-	40
Net change in unrealized appreciation (depreciation)		241	(59)

Increase (decrease) in net assets from operations		315	(17)

Contract owner transactions:
Proceeds from units sold		9,645	2,316
Cost of units redeemed		(1,624)	(5)
Account charges		(5)	(4)
Increase (decrease)		8,016	2,307
Net increase (decrease)		8,331	2,290
Net assets, beginning		2,290	-
Net assets, ending		$10,621	$2,290

Units sold		10,400	2,614
Units redeemed		(1,774)	(10)
Net increase (decrease)		8,626	2,604
Units outstanding, beginning		2,604	-
Units outstanding, ending		11,230	2,604

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,961
Cost of units redeemed/account charges			(1,638)
Net investment income (loss)			67
Net realized gain (loss)			9
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			182
Net assets			$10,621
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	11	$11	1.25%	7.6%	12/31/2023	$0.95	0	$0	1.00%	7.8%	12/31/2023	$0.96	0	$0	0.75%	8.1%
12/31/2022	0.88	3	2	1.25%	-12.0%	12/31/2022	0.88	0	0	1.00%	-11.8%	12/31/2022	0.89	0	0	0.75%	-11.6%
12/31/2021	1.00	0	0	1.25%	-0.1%	12/31/2021	1.00	0	0	1.00%	0.1%	12/31/2021	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	8.4%	12/31/2023	$0.97	0	$0	0.25%	8.6%	12/31/2023	$0.98	0	$0	0.00%	8.9%
12/31/2022	0.89	0	0	0.50%	-11.3%	12/31/2022	0.90	0	0	0.25%	-11.1%	12/31/2022	0.90	0	0	0.00%	-10.9%
12/31/2021	1.01	0	0	0.50%	0.5%	12/31/2021	1.01	0	0	0.25%	0.7%	12/31/2021	1.01	0	0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$486,357	$469,925	12,558
Receivables: investments sold	163
Payables: investments purchased	-
Net assets	$486,520

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$310,155	60,685	$5.11
Band 100	-	-	5.29
Band 75	-	-	5.47
Band 50	-	-	5.66
Band 25	-	-	5.86
Band 0	176,365	29,116	6.06
Total	$486,520	89,801

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,748
Mortality & expense charges			(4,128)
Net investment income (loss)			(2,380)

Gain (loss) on investments:
Net realized gain (loss)			(29,201)
Realized gain distributions			17,506
Net change in unrealized appreciation (depreciation)			121,310
Net gain (loss)			109,615

Increase (decrease) in net assets from operations			$107,235

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,380)	$(5,652)
Net realized gain (loss)		(29,201)	(24,666)
Realized gain distributions		17,506	24,789
Net change in unrealized appreciation (depreciation)		121,310	(167,278)

Increase (decrease) in net assets from operations		107,235	(172,807)

Contract owner transactions:
Proceeds from units sold		92,430	282,326
Cost of units redeemed		(343,581)	(243,124)
Account charges		(609)	(1,117)
Increase (decrease)		(251,760)	38,085
Net increase (decrease)		(144,525)	(134,722)
Net assets, beginning		631,045	765,767
Net assets, ending		$486,520	$631,045

Units sold		19,812	58,977
Units redeemed		(76,862)	(58,549)
Net increase (decrease)		(57,050)	428
Units outstanding, beginning		146,851	146,423
Units outstanding, ending		89,801	146,851

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$35,795,209
Cost of units redeemed/account charges			(49,127,508)
Net investment income (loss)			(276,726)
Net realized gain (loss)			9,603,053
Realized gain distributions			4,476,060
Net change in unrealized appreciation (depreciation)			16,432
Net assets			$486,520
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.11	61	$310	1.25%	22.5%	12/31/2023	$5.29	0	$0	1.00%	22.8%	12/31/2023	$5.47	0	$0	0.75%	23.1%
12/31/2022	4.17	121	504	1.25%	-20.2%	12/31/2022	4.30	0	0	1.00%	-20.0%	12/31/2022	4.44	0	0	0.75%	-19.8%
12/31/2021	5.23	146	766	1.25%	24.6%	12/31/2021	5.38	0	0	1.00%	24.9%	12/31/2021	5.54	0	0	0.75%	25.3%
12/31/2020	4.20	927	3,891	1.25%	20.9%	12/31/2020	4.31	0	0	1.00%	21.2%	12/31/2020	4.42	0	0	0.75%	21.5%
12/31/2019	3.47	1,203	4,176	1.25%	38.1%	12/31/2019	3.55	0	0	1.00%	38.5%	12/31/2019	3.64	0	0	0.75%	38.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.66	0	$0	0.50%	23.4%	12/31/2023	$5.86	0	$0	0.25%	23.8%	12/31/2023	$6.06	29	$176	0.00%	24.1%
12/31/2022	4.58	0	0	0.50%	-19.6%	12/31/2022	4.73	0	0	0.25%	-19.4%	12/31/2022	4.88	26	127	0.00%	-19.2%
12/31/2021	5.71	0	0	0.50%	25.6%	12/31/2021	5.87	0	0	0.25%	25.9%	12/31/2021	6.05	0	0	0.00%	26.2%
12/31/2020	4.54	0	0	0.50%	21.8%	12/31/2020	4.67	0	0	0.25%	22.1%	12/31/2020	4.79	0	0	0.00%	22.4%
12/31/2019	3.73	0	0	0.50%	39.2%	12/31/2019	3.82	0	0	0.25%	39.5%	12/31/2019	3.91	0	0	0.00%	39.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.4%
2021	0.1%
2020	0.1%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,146,420	$1,772,958	56,758
Receivables: investments sold	-
Payables: investments purchased	(3,805)
Net assets	$2,142,615

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,142,545	231,159	$4.94
Band 100	1,000,070	195,575	5.11
Band 75	-	-	5.29
Band 50	-	-	5.47
Band 25	-	-	5.66
Band 0	-	-	5.86
Total	$2,142,615	426,734

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,156
Mortality & expense charges			(23,096)
Net investment income (loss)			(21,940)

Gain (loss) on investments:
Net realized gain (loss)			59,254
Realized gain distributions			79,636
Net change in unrealized appreciation (depreciation)			301,759
Net gain (loss)			440,649

Increase (decrease) in net assets from operations			$418,709

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,940)	$(19,624)
Net realized gain (loss)		59,254	39,196
Realized gain distributions		79,636	79,604
Net change in unrealized appreciation (depreciation)		301,759	(598,908)

Increase (decrease) in net assets from operations		418,709	(499,732)

Contract owner transactions:
Proceeds from units sold		167,420	260,152
Cost of units redeemed		(398,810)	(224,700)
Account charges		(1,039)	(722)
Increase (decrease)		(232,429)	34,730
Net increase (decrease)		186,280	(465,002)
Net assets, beginning		1,956,335	2,421,337
Net assets, ending		$2,142,615	$1,956,335

Units sold		36,953	59,419
Units redeemed		(87,207)	(52,067)
Net increase (decrease)		(50,254)	7,352
Units outstanding, beginning		476,988	469,636
Units outstanding, ending		426,734	476,988

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,426,566
Cost of units redeemed/account charges			(19,707,174)
Net investment income (loss)			(383,423)
Net realized gain (loss)			3,296,304
Realized gain distributions			2,136,880
Net change in unrealized appreciation (depreciation)			373,462
Net assets			$2,142,615
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.94	231	$1,143	1.25%	22.2%	12/31/2023	$5.11	196	$1,000	1.00%	22.5%	12/31/2023	$5.29	0	$0	0.75%	22.8%
12/31/2022	4.04	265	1,070	1.25%	-20.4%	12/31/2022	4.17	212	886	1.00%	-20.2%	12/31/2022	4.31	0	0	0.75%	-20.0%
12/31/2021	5.08	240	1,220	1.25%	24.3%	12/31/2021	5.23	230	1,201	1.00%	24.6%	12/31/2021	5.39	0	0	0.75%	24.9%
12/31/2020	4.09	267	1,092	1.25%	20.6%	12/31/2020	4.20	246	1,031	1.00%	20.9%	12/31/2020	4.31	0	0	0.75%	21.2%
12/31/2019	3.39	399	1,352	1.25%	37.8%	12/31/2019	3.47	269	935	1.00%	38.1%	12/31/2019	3.56	0	0	0.75%	38.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.47	0	$0	0.50%	23.1%	12/31/2023	$5.66	0	$0	0.25%	23.5%	12/31/2023	$5.86	0	$0	0.00%	23.8%
12/31/2022	4.44	0	0	0.50%	-19.8%	12/31/2022	4.59	0	0	0.25%	-19.6%	12/31/2022	4.73	0	0	0.00%	-19.4%
12/31/2021	5.54	0	0	0.50%	25.3%	12/31/2021	5.71	0	0	0.25%	25.6%	12/31/2021	5.88	0	0	0.00%	25.9%
12/31/2020	4.43	0	0	0.50%	21.5%	12/31/2020	4.55	0	0	0.25%	21.8%	12/31/2020	4.67	0	0	0.00%	22.1%
12/31/2019	3.64	0	0	0.50%	38.8%	12/31/2019	3.73	0	0	0.25%	39.2%	12/31/2019	3.82	0	0	0.00%	39.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Asset Strategy Fund Y Class - 06-008 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.53
Band 100	-	-	1.58
Band 75	-	-	1.62
Band 50	-	-	1.66
Band 25	-	-	1.70
Band 0	-	-	1.75
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	0	$0	1.25%	14.2%	12/31/2023	$1.58	0	$0	1.00%	14.5%	12/31/2023	$1.62	0	$0	0.75%	14.7%
12/31/2022	1.34	0	0	1.25%	-14.5%	12/31/2022	1.38	0	0	1.00%	-14.3%	12/31/2022	1.41	0	0	0.75%	-14.1%
12/31/2021	1.57	0	0	1.25%	12.4%	12/31/2021	1.61	0	0	1.00%	12.7%	12/31/2021	1.64	0	0	0.75%	12.9%
12/31/2020	1.40	0	0	1.25%	12.1%	12/31/2020	1.43	0	0	1.00%	12.3%	12/31/2020	1.45	0	0	0.75%	12.6%
12/31/2019	1.25	0	0	1.25%	20.2%	12/31/2019	1.27	0	0	1.00%	20.5%	12/31/2019	1.29	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.66	0	$0	0.50%	15.0%	12/31/2023	$1.70	0	$0	0.25%	15.3%	12/31/2023	$1.75	0	$0	0.00%	15.6%
12/31/2022	1.44	0	0	0.50%	-13.9%	12/31/2022	1.48	0	0	0.25%	-13.6%	12/31/2022	1.51	0	0	0.00%	-13.4%
12/31/2021	1.68	0	0	0.50%	13.2%	12/31/2021	1.71	0	0	0.25%	13.5%	12/31/2021	1.75	0	0	0.00%	13.8%
12/31/2020	1.48	0	0	0.50%	12.9%	12/31/2020	1.51	0	0	0.25%	13.2%	12/31/2020	1.54	0	0	0.00%	13.5%
12/31/2019	1.31	0	0	0.50%	21.1%	12/31/2019	1.33	0	0	0.25%	21.4%	12/31/2019	1.35	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund Y Class - 06-010 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.86
Band 100	-	-	1.91
Band 75	-	-	1.96
Band 50	-	-	2.01
Band 25	-	-	2.07
Band 0	-	-	2.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,204,816
Cost of units redeemed/account charges			(11,817,950)
Net investment income (loss)			(86,665)
Net realized gain (loss)			44,106
Realized gain distributions			655,693
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	0	$0	1.25%	14.8%	12/31/2023	$1.91	0	$0	1.00%	15.0%	12/31/2023	$1.96	0	$0	0.75%	15.3%
12/31/2022	1.62	0	0	1.25%	-17.1%	12/31/2022	1.66	0	0	1.00%	-16.9%	12/31/2022	1.70	0	0	0.75%	-16.7%
12/31/2021	1.95	0	0	1.25%	14.8%	12/31/2021	2.00	0	0	1.00%	15.1%	12/31/2021	2.04	0	0	0.75%	15.4%
12/31/2020	1.70	0	0	1.25%	12.9%	12/31/2020	1.74	0	0	1.00%	13.2%	12/31/2020	1.77	0	0	0.75%	13.5%
12/31/2019	1.51	0	0	1.25%	20.6%	12/31/2019	1.53	0	0	1.00%	20.9%	12/31/2019	1.56	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	0	$0	0.50%	15.6%	12/31/2023	$2.07	0	$0	0.25%	15.9%	12/31/2023	$2.12	0	$0	0.00%	16.2%
12/31/2022	1.74	0	0	0.50%	-16.5%	12/31/2022	1.78	0	0	0.25%	-16.3%	12/31/2022	1.82	0	0	0.00%	-16.1%
12/31/2021	2.08	0	0	0.50%	15.7%	12/31/2021	2.13	0	0	0.25%	15.9%	12/31/2021	2.17	0	0	0.00%	16.2%
12/31/2020	1.80	0	0	0.50%	13.8%	12/31/2020	1.84	0	0	0.25%	14.1%	12/31/2020	1.87	0	0	0.00%	14.3%
12/31/2019	1.58	0	0	0.50%	21.5%	12/31/2019	1.61	0	0	0.25%	21.8%	12/31/2019	1.64	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund R Class - 06-009

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$138,309	$151,125	6,690
Receivables: investments sold	57
Payables: investments purchased	-
Net assets	$138,366

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$138,366	77,214	$1.79
Band 100	-	-	1.84
Band 75	-	-	1.89
Band 50	-	-	1.94
Band 25	-	-	1.99
Band 0	-	-	2.04
Total	$138,366	77,214

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,224
Mortality & expense charges			(1,591)
Net investment income (loss)			(367)

Gain (loss) on investments:
Net realized gain (loss)			(3,208)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,977
Net gain (loss)			17,769

Increase (decrease) in net assets from operations			$17,402

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(367)	$(1,266)
Net realized gain (loss)		(3,208)	(1,028)
Realized gain distributions		-	23,680
Net change in unrealized appreciation (depreciation)		20,977	(45,539)

Increase (decrease) in net assets from operations		17,402	(24,153)

Contract owner transactions:
Proceeds from units sold		17,252	12,234
Cost of units redeemed		(10,859)	(8,548)
Account charges		(174)	(138)
Increase (decrease)		6,219	3,548
Net increase (decrease)		23,621	(20,605)
Net assets, beginning		114,745	135,350
Net assets, ending		$138,366	$114,745

Units sold		10,729	7,459
Units redeemed		(6,788)	(5,574)
Net increase (decrease)		3,941	1,885
Units outstanding, beginning		73,273	71,388
Units outstanding, ending		77,214	73,273

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$671,343
Cost of units redeemed/account charges			(590,471)
Net investment income (loss)			(6,479)
Net realized gain (loss)			2,283
Realized gain distributions			74,506
Net change in unrealized appreciation (depreciation)			(12,816)
Net assets			$138,366
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	77	$138	1.25%	14.4%	12/31/2023	$1.84	0	$0	1.00%	14.7%	12/31/2023	$1.89	0	$0	0.75%	15.0%
12/31/2022	1.57	73	115	1.25%	-17.4%	12/31/2022	1.60	0	0	1.00%	-17.2%	12/31/2022	1.64	0	0	0.75%	-17.0%
12/31/2021	1.90	71	135	1.25%	14.3%	12/31/2021	1.94	0	0	1.00%	14.6%	12/31/2021	1.98	0	0	0.75%	14.9%
12/31/2020	1.66	64	106	1.25%	12.5%	12/31/2020	1.69	0	0	1.00%	12.8%	12/31/2020	1.72	0	0	0.75%	13.1%
12/31/2019	1.47	56	82	1.25%	20.2%	12/31/2019	1.50	0	0	1.00%	20.5%	12/31/2019	1.52	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	0	$0	0.50%	15.3%	12/31/2023	$1.99	0	$0	0.25%	15.6%	12/31/2023	$2.04	0	$0	0.00%	15.9%
12/31/2022	1.68	0	0	0.50%	-16.8%	12/31/2022	1.72	0	0	0.25%	-16.6%	12/31/2022	1.76	0	0	0.00%	-16.4%
12/31/2021	2.02	0	0	0.50%	15.2%	12/31/2021	2.06	0	0	0.25%	15.5%	12/31/2021	2.11	0	0	0.00%	15.8%
12/31/2020	1.75	0	0	0.50%	13.4%	12/31/2020	1.79	0	0	0.25%	13.7%	12/31/2020	1.82	0	0	0.00%	13.9%
12/31/2019	1.55	0	0	0.50%	21.1%	12/31/2019	1.57	0	0	0.25%	21.4%	12/31/2019	1.60	0	0	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.2%
2021	0.0%
2020	0.8%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund R Class - 06-011

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$226,714	$239,992	37,589
Receivables: investments sold	1,076
Payables: investments purchased	-
Net assets	$227,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$227,790	176,934	$1.29
Band 100	-	-	1.32
Band 75	-	-	1.36
Band 50	-	-	1.39
Band 25	-	-	1.43
Band 0	-	-	1.47
Total	$227,790	176,934

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,127
Mortality & expense charges			(2,615)
Net investment income (loss)			12,512

Gain (loss) on investments:
Net realized gain (loss)			(626)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,451
Net gain (loss)			8,825

Increase (decrease) in net assets from operations			$21,337

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$12,512	$7,599
Net realized gain (loss)		(626)	(287)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,451	(22,653)

Increase (decrease) in net assets from operations		21,337	(15,341)

Contract owner transactions:
Proceeds from units sold		12,069	203,877
Cost of units redeemed		(2,501)	(20)
Account charges		(40)	-
Increase (decrease)		9,528	203,857
Net increase (decrease)		30,865	188,516
Net assets, beginning		196,925	8,409
Net assets, ending		$227,790	$196,925

Units sold		10,019	162,745
Units redeemed		(2,128)	-
Net increase (decrease)		7,891	162,745
Units outstanding, beginning		169,043	6,298
Units outstanding, ending		176,934	169,043

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$631,072
Cost of units redeemed/account charges			(428,464)
Net investment income (loss)			59,182
Net realized gain (loss)			(25,013)
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			(13,278)
Net assets			$227,790
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	177	$228	1.25%	10.5%	12/31/2023	$1.32	0	$0	1.00%	10.8%	12/31/2023	$1.36	0	$0	0.75%	11.1%
12/31/2022	1.16	169	197	1.25%	-12.8%	12/31/2022	1.19	0	0	1.00%	-12.5%	12/31/2022	1.22	0	0	0.75%	-12.3%
12/31/2021	1.34	6	8	1.25%	5.0%	12/31/2021	1.36	0	0	1.00%	5.2%	12/31/2021	1.39	0	0	0.75%	5.5%
12/31/2020	1.27	9	11	1.25%	3.6%	12/31/2020	1.30	0	0	1.00%	3.9%	12/31/2020	1.32	0	0	0.75%	4.1%
12/31/2019	1.23	40	50	1.25%	9.5%	12/31/2019	1.25	0	0	1.00%	9.8%	12/31/2019	1.27	0	0	0.75%	10.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	11.3%	12/31/2023	$1.43	0	$0	0.25%	11.6%	12/31/2023	$1.47	0	$0	0.00%	11.9%
12/31/2022	1.25	0	0	0.50%	-12.1%	12/31/2022	1.28	0	0	0.25%	-11.9%	12/31/2022	1.31	0	0	0.00%	-11.7%
12/31/2021	1.42	0	0	0.50%	5.8%	12/31/2021	1.45	0	0	0.25%	6.0%	12/31/2021	1.49	0	0	0.00%	6.3%
12/31/2020	1.35	0	0	0.50%	4.4%	12/31/2020	1.37	0	0	0.25%	4.6%	12/31/2020	1.40	0	0	0.00%	4.9%
12/31/2019	1.29	0	0	0.50%	10.3%	12/31/2019	1.31	0	0	0.25%	10.6%	12/31/2019	1.33	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	7.1%
2022	9.0%
2021	5.6%
2020	3.6%
2019	7.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Energy Fund R Class - 06-CGP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.74
Band 100	-	-	0.75
Band 75	-	-	0.77
Band 50	-	-	0.78
Band 25	-	-	0.80
Band 0	-	-	0.81
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$321,340
Cost of units redeemed/account charges			(291,446)
Net investment income (loss)			(4,029)
Net realized gain (loss)			(25,865)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.74	0	$0	1.25%	-5.5%	12/31/2023	$0.75	0	$0	1.00%	-5.3%	12/31/2023	$0.77	0	$0	0.75%	-5.0%
12/31/2022	0.78	0	0	1.25%	39.2%	12/31/2022	0.79	0	0	1.00%	39.5%	12/31/2022	0.81	0	0	0.75%	39.9%
12/31/2021	0.56	0	0	1.25%	40.9%	12/31/2021	0.57	0	0	1.00%	41.2%	12/31/2021	0.58	0	0	0.75%	41.6%
12/31/2020	0.40	0	0	1.25%	-39.7%	12/31/2020	0.40	0	0	1.00%	-39.6%	12/31/2020	0.41	0	0	0.75%	-39.4%
12/31/2019	0.66	2	1	1.25%	2.6%	12/31/2019	0.67	0	0	1.00%	2.8%	12/31/2019	0.67	0	0	0.75%	3.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.78	0	$0	0.50%	-4.8%	12/31/2023	$0.80	0	$0	0.25%	-4.6%	12/31/2023	$0.81	0	$0	0.00%	-4.3%
12/31/2022	0.82	0	0	0.50%	40.2%	12/31/2022	0.84	0	0	0.25%	40.6%	12/31/2022	0.85	0	0	0.00%	40.9%
12/31/2021	0.59	0	0	0.50%	41.9%	12/31/2021	0.60	0	0	0.25%	42.3%	12/31/2021	0.60	0	0	0.00%	42.6%
12/31/2020	0.41	0	0	0.50%	-39.3%	12/31/2020	0.42	0	0	0.25%	-39.1%	12/31/2020	0.42	0	0	0.00%	-39.0%
12/31/2019	0.68	0	0	0.50%	3.3%	12/31/2019	0.69	0	0	0.25%	3.6%	12/31/2019	0.69	0	0	0.00%	3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Energy Fund Y Class - 06-CGR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$955	$982	100
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$955

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$955	1,261	$0.76
Band 100	-	-	0.77
Band 75	-	-	0.79
Band 50	-	-	0.80
Band 25	-	-	0.82
Band 0	-	-	0.84
Total	$955	1,261

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$21
Mortality & expense charges			(8)
Net investment income (loss)			13

Gain (loss) on investments:
Net realized gain (loss)			11
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(52)
Net gain (loss)			(41)

Increase (decrease) in net assets from operations			$(28)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13	$(2,438)
Net realized gain (loss)		11	76,970
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(52)	(21,943)

Increase (decrease) in net assets from operations		(28)	52,589

Contract owner transactions:
Proceeds from units sold		815	5,405
Cost of units redeemed		(427)	(242,575)
Account charges		-	-
Increase (decrease)		388	(237,170)
Net increase (decrease)		360	(184,581)
Net assets, beginning		595	185,176
Net assets, ending		$955	$595

Units sold		1,066	7,151
Units redeemed		(550)	(329,541)
Net increase (decrease)		516	(322,390)
Units outstanding, beginning		745	323,135
Units outstanding, ending		1,261	745

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,747,311
Cost of units redeemed/account charges			(1,434,525)
Net investment income (loss)			(20,281)
Net realized gain (loss)			(291,523)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(27)
Net assets			$955
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.76	1	$1	1.25%	-5.3%	12/31/2023	$0.77	0	$0	1.00%	-5.0%	12/31/2023	$0.79	0	$0	0.75%	-4.8%
12/31/2022	0.80	1	1	1.25%	39.4%	12/31/2022	0.81	0	0	1.00%	39.8%	12/31/2022	0.83	0	0	0.75%	40.1%
12/31/2021	0.57	323	185	1.25%	41.5%	12/31/2021	0.58	0	0	1.00%	41.9%	12/31/2021	0.59	0	0	0.75%	42.3%
12/31/2020	0.40	72	29	1.25%	-39.5%	12/31/2020	0.41	0	0	1.00%	-39.3%	12/31/2020	0.42	0	0	0.75%	-39.2%
12/31/2019	0.67	300	201	1.25%	3.0%	12/31/2019	0.68	0	0	1.00%	3.2%	12/31/2019	0.68	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.80	0	$0	0.50%	-4.5%	12/31/2023	$0.82	0	$0	0.25%	-4.3%	12/31/2023	$0.84	0	$0	0.00%	-4.1%
12/31/2022	0.84	0	0	0.50%	40.5%	12/31/2022	0.86	0	0	0.25%	40.8%	12/31/2022	0.87	0	0	0.00%	41.2%
12/31/2021	0.60	0	0	0.50%	42.6%	12/31/2021	0.61	0	0	0.25%	43.0%	12/31/2021	0.62	0	0	0.00%	43.3%
12/31/2020	0.42	0	0	0.50%	-39.0%	12/31/2020	0.43	0	0	0.25%	-38.9%	12/31/2020	0.43	0	0	0.00%	-38.7%
12/31/2019	0.69	0	0	0.50%	3.7%	12/31/2019	0.70	0	0	0.25%	4.0%	12/31/2019	0.70	0	0	0.00%	4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	0.0%
2021	2.5%
2020	0.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund R Class - 06-CGT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.47
Band 100	-	-	2.52
Band 75	-	-	2.58
Band 50	-	-	2.63
Band 25	-	-	2.68
Band 0	-	-	2.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$71,412
Cost of units redeemed/account charges			(88,706)
Net investment income (loss)			(608)
Net realized gain (loss)			11,054
Realized gain distributions			6,848
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.47	0	$0	1.25%	38.5%	12/31/2023	$2.52	0	$0	1.00%	38.9%	12/31/2023	$2.58	0	$0	0.75%	39.2%
12/31/2022	1.79	0	0	1.25%	-33.5%	12/31/2022	1.82	0	0	1.00%	-33.3%	12/31/2022	1.85	0	0	0.75%	-33.1%
12/31/2021	2.68	0	0	1.25%	13.5%	12/31/2021	2.73	0	0	1.00%	13.8%	12/31/2021	2.77	0	0	0.75%	14.1%
12/31/2020	2.37	0	0	1.25%	33.8%	12/31/2020	2.40	0	0	1.00%	34.2%	12/31/2020	2.43	0	0	0.75%	34.5%
12/31/2019	1.77	0	0	1.25%	47.8%	12/31/2019	1.79	0	0	1.00%	48.2%	12/31/2019	1.80	0	0	0.75%	48.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.63	0	$0	0.50%	39.5%	12/31/2023	$2.68	0	$0	0.25%	39.9%	12/31/2023	$2.74	0	$0	0.00%	40.2%
12/31/2022	1.88	0	0	0.50%	-33.0%	12/31/2022	1.92	0	0	0.25%	-32.8%	12/31/2022	1.95	0	0	0.00%	-32.6%
12/31/2021	2.81	0	0	0.50%	14.4%	12/31/2021	2.85	0	0	0.25%	14.7%	12/31/2021	2.90	0	0	0.00%	14.9%
12/31/2020	2.46	0	0	0.50%	34.9%	12/31/2020	2.49	0	0	0.25%	35.2%	12/31/2020	2.52	0	0	0.00%	35.5%
12/31/2019	1.82	0	0	0.50%	48.9%	12/31/2019	1.84	0	0	0.25%	49.3%	12/31/2019	1.86	0	0	0.00%	49.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund Y Class - 06-CGV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.55
Band 100	-	-	2.60
Band 75	-	-	2.65
Band 50	-	-	2.71
Band 25	-	-	2.76
Band 0	-	-	2.82
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$37,871
Cost of units redeemed/account charges			(42,829)
Net investment income (loss)			(515)
Net realized gain (loss)			2,118
Realized gain distributions			3,355
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.55	0	$0	1.25%	38.9%	12/31/2023	$2.60	0	$0	1.00%	39.2%	12/31/2023	$2.65	0	$0	0.75%	39.6%
12/31/2022	1.83	0	0	1.25%	-33.2%	12/31/2022	1.87	0	0	1.00%	-33.1%	12/31/2022	1.90	0	0	0.75%	-32.9%
12/31/2021	2.75	0	0	1.25%	14.0%	12/31/2021	2.79	0	0	1.00%	14.3%	12/31/2021	2.83	0	0	0.75%	14.6%
12/31/2020	2.41	0	0	1.25%	34.4%	12/31/2020	2.44	0	0	1.00%	34.7%	12/31/2020	2.47	0	0	0.75%	35.0%
12/31/2019	1.79	0	0	1.25%	48.3%	12/31/2019	1.81	0	0	1.00%	48.7%	12/31/2019	1.83	0	0	0.75%	49.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.71	0	$0	0.50%	39.9%	12/31/2023	$2.76	0	$0	0.25%	40.3%	12/31/2023	$2.82	0	$0	0.00%	40.6%
12/31/2022	1.93	0	0	0.50%	-32.7%	12/31/2022	1.97	0	0	0.25%	-32.6%	12/31/2022	2.00	0	0	0.00%	-32.4%
12/31/2021	2.88	0	0	0.50%	14.9%	12/31/2021	2.92	0	0	0.25%	15.1%	12/31/2021	2.97	0	0	0.00%	15.4%
12/31/2020	2.50	0	0	0.50%	35.4%	12/31/2020	2.54	0	0	0.25%	35.7%	12/31/2020	2.57	0	0	0.00%	36.1%
12/31/2019	1.85	0	0	0.50%	49.5%	12/31/2019	1.87	0	0	0.25%	49.8%	12/31/2019	1.89	0	0	0.00%	50.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Balanced Fund N Class - 06-CXY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	1.25%	15.1%	12/31/2023	$1.62	0	$0	1.00%	15.4%	12/31/2023	$1.65	0	$0	0.75%	15.6%
12/31/2022	1.38	0	0	1.25%	-16.8%	12/31/2022	1.41	0	0	1.00%	-16.6%	12/31/2022	1.43	0	0	0.75%	-16.4%
12/31/2021	1.66	0	0	1.25%	15.2%	12/31/2021	1.69	0	0	1.00%	15.5%	12/31/2021	1.71	0	0	0.75%	15.8%
12/31/2020	1.44	0	0	1.25%	13.4%	12/31/2020	1.46	0	0	1.00%	13.7%	12/31/2020	1.47	0	0	0.75%	13.9%
12/31/2019	1.27	0	0	1.25%	21.1%	12/31/2019	1.28	0	0	1.00%	21.4%	12/31/2019	1.29	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	0	$0	0.50%	15.9%	12/31/2023	$1.71	0	$0	0.25%	16.2%	12/31/2023	$1.74	0	$0	0.00%	16.5%
12/31/2022	1.45	0	0	0.50%	-16.2%	12/31/2022	1.47	0	0	0.25%	-16.0%	12/31/2022	1.49	0	0	0.00%	-15.8%
12/31/2021	1.73	0	0	0.50%	16.0%	12/31/2021	1.75	0	0	0.25%	16.3%	12/31/2021	1.77	0	0	0.00%	16.6%
12/31/2020	1.49	0	0	0.50%	14.2%	12/31/2020	1.50	0	0	0.25%	14.5%	12/31/2020	1.52	0	0	0.00%	14.8%
12/31/2019	1.30	0	0	0.50%	22.0%	12/31/2019	1.31	0	0	0.25%	22.3%	12/31/2019	1.32	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund N Class - 06-FNR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$416,703	$491,959	23,889
Receivables: investments sold	164
Payables: investments purchased	-
Net assets	$416,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$416,867	279,285	$1.49
Band 100	-	-	1.52
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$416,867	279,285

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,594
Mortality & expense charges			(4,985)
Net investment income (loss)			(3,391)

Gain (loss) on investments:
Net realized gain (loss)			(57,267)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			117,415
Net gain (loss)			60,148

Increase (decrease) in net assets from operations			$56,757

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,391)	$(5,305)
Net realized gain (loss)		(57,267)	(28,902)
Realized gain distributions		-	89,138
Net change in unrealized appreciation (depreciation)		117,415	(149,501)

Increase (decrease) in net assets from operations		56,757	(94,570)

Contract owner transactions:
Proceeds from units sold		28,927	42,162
Cost of units redeemed		(110,115)	(112,039)
Account charges		(313)	(328)
Increase (decrease)		(81,501)	(70,205)
Net increase (decrease)		(24,744)	(164,775)
Net assets, beginning		441,611	606,386
Net assets, ending		$416,867	$441,611

Units sold		24,123	32,722
Units redeemed		(86,410)	(86,571)
Net increase (decrease)		(62,287)	(53,849)
Units outstanding, beginning		341,572	395,421
Units outstanding, ending		279,285	341,572

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,018,980
Cost of units redeemed/account charges			(649,540)
Net investment income (loss)			(20,401)
Net realized gain (loss)			(40,199)
Realized gain distributions			183,283
Net change in unrealized appreciation (depreciation)			(75,256)
Net assets			$416,867
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	279	$417	1.25%	15.4%	12/31/2023	$1.52	0	$0	1.00%	15.7%	12/31/2023	$1.55	0	$0	0.75%	16.0%
12/31/2022	1.29	342	442	1.25%	-15.7%	12/31/2022	1.31	0	0	1.00%	-15.5%	12/31/2022	1.33	0	0	0.75%	-15.3%
12/31/2021	1.53	395	606	1.25%	19.9%	12/31/2021	1.55	0	0	1.00%	20.2%	12/31/2021	1.57	0	0	0.75%	20.5%
12/31/2020	1.28	174	223	1.25%	6.3%	12/31/2020	1.29	0	0	1.00%	6.5%	12/31/2020	1.31	0	0	0.75%	6.8%
12/31/2019	1.20	274	330	1.25%	23.2%	12/31/2019	1.21	0	0	1.00%	23.5%	12/31/2019	1.22	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	0	$0	0.50%	16.3%	12/31/2023	$1.60	0	$0	0.25%	16.6%	12/31/2023	$1.63	0	$0	0.00%	16.9%
12/31/2022	1.35	0	0	0.50%	-15.1%	12/31/2022	1.37	0	0	0.25%	-14.8%	12/31/2022	1.39	0	0	0.00%	-14.6%
12/31/2021	1.59	0	0	0.50%	20.8%	12/31/2021	1.61	0	0	0.25%	21.1%	12/31/2021	1.63	0	0	0.00%	21.4%
12/31/2020	1.32	0	0	0.50%	7.1%	12/31/2020	1.33	0	0	0.25%	7.3%	12/31/2020	1.35	0	0	0.00%	7.6%
12/31/2019	1.23	0	0	0.50%	24.2%	12/31/2019	1.24	0	0	0.25%	24.5%	12/31/2019	1.25	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.2%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund Y Class - 06-FPF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,688	$52,827	2,935
Receivables: investments sold	-
Payables: investments purchased	(12)
Net assets	$47,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,676	32,839	$1.45
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$47,676	32,839

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$164
Mortality & expense charges			(602)
Net investment income (loss)			(438)

Gain (loss) on investments:
Net realized gain (loss)			(2,273)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,613
Net gain (loss)			7,340

Increase (decrease) in net assets from operations			$6,902

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(438)	$(1,019)
Net realized gain (loss)		(2,273)	(5,194)
Realized gain distributions		-	9,373
Net change in unrealized appreciation (depreciation)		9,613	(19,435)

Increase (decrease) in net assets from operations		6,902	(16,275)

Contract owner transactions:
Proceeds from units sold		4,599	6,172
Cost of units redeemed		(8,071)	(67,295)
Account charges		-	-
Increase (decrease)		(3,472)	(61,123)
Net increase (decrease)		3,430	(77,398)
Net assets, beginning		44,246	121,644
Net assets, ending		$47,676	$44,246

Units sold		3,479	4,699
Units redeemed		(5,728)	(50,592)
Net increase (decrease)		(2,249)	(45,893)
Units outstanding, beginning		35,088	80,981
Units outstanding, ending		32,839	35,088

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$137,061
Cost of units redeemed/account charges			(101,025)
Net investment income (loss)			(3,971)
Net realized gain (loss)			(7,699)
Realized gain distributions			28,449
Net change in unrealized appreciation (depreciation)			(5,139)
Net assets			$47,676
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	33	$48	1.25%	15.1%	12/31/2023	$1.48	0	$0	1.00%	15.4%	12/31/2023	$1.50	0	$0	0.75%	15.7%
12/31/2022	1.26	35	44	1.25%	-16.1%	12/31/2022	1.28	0	0	1.00%	-15.8%	12/31/2022	1.30	0	0	0.75%	-15.6%
12/31/2021	1.50	81	122	1.25%	19.4%	12/31/2021	1.52	0	0	1.00%	19.7%	12/31/2021	1.54	0	0	0.75%	20.0%
12/31/2020	1.26	60	76	1.25%	5.8%	12/31/2020	1.27	0	0	1.00%	6.1%	12/31/2020	1.28	0	0	0.75%	6.3%
12/31/2019	1.19	46	55	1.25%	22.7%	12/31/2019	1.20	0	0	1.00%	23.0%	12/31/2019	1.21	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	0	$0	0.50%	16.0%	12/31/2023	$1.56	0	$0	0.25%	16.3%	12/31/2023	$1.59	0	$0	0.00%	16.6%
12/31/2022	1.32	0	0	0.50%	-15.4%	12/31/2022	1.34	0	0	0.25%	-15.2%	12/31/2022	1.36	0	0	0.00%	-15.0%
12/31/2021	1.56	0	0	0.50%	20.3%	12/31/2021	1.58	0	0	0.25%	20.6%	12/31/2021	1.60	0	0	0.00%	20.9%
12/31/2020	1.30	0	0	0.50%	6.6%	12/31/2020	1.31	0	0	0.25%	6.9%	12/31/2020	1.32	0	0	0.00%	7.1%
12/31/2019	1.22	0	0	0.50%	23.6%	12/31/2019	1.23	0	0	0.25%	23.9%	12/31/2019	1.24	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Small Cap Core Fund R Class - 06-FPP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$218,930	$239,102	14,985
Receivables: investments sold	310
Payables: investments purchased	-
Net assets	$219,240

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$219,240	154,490	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.50
Band 25	-	-	1.52
Band 0	-	-	1.55
Total	$219,240	154,490

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$482
Mortality & expense charges			(2,575)
Net investment income (loss)			(2,093)

Gain (loss) on investments:
Net realized gain (loss)			(11,900)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,941
Net gain (loss)			31,041

Increase (decrease) in net assets from operations			$28,948

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,093)	$(4,446)
Net realized gain (loss)		(11,900)	(15,771)
Realized gain distributions		-	44,681
Net change in unrealized appreciation (depreciation)		42,941	(101,022)

Increase (decrease) in net assets from operations		28,948	(76,558)

Contract owner transactions:
Proceeds from units sold		28,116	67,697
Cost of units redeemed		(32,854)	(305,214)
Account charges		(270)	(190)
Increase (decrease)		(5,008)	(237,707)
Net increase (decrease)		23,940	(314,265)
Net assets, beginning		195,300	509,565
Net assets, ending		$219,240	$195,300

Units sold		24,638	51,687
Units redeemed		(28,202)	(238,825)
Net increase (decrease)		(3,564)	(187,138)
Units outstanding, beginning		158,054	345,192
Units outstanding, ending		154,490	158,054

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$734,028
Cost of units redeemed/account charges			(605,123)
Net investment income (loss)			(18,358)
Net realized gain (loss)			(2,434)
Realized gain distributions			131,299
Net change in unrealized appreciation (depreciation)			(20,172)
Net assets			$219,240
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	154	$219	1.25%	14.8%	12/31/2023	$1.44	0	$0	1.00%	15.1%	12/31/2023	$1.47	0	$0	0.75%	15.4%
12/31/2022	1.24	158	195	1.25%	-16.3%	12/31/2022	1.25	0	0	1.00%	-16.1%	12/31/2022	1.27	0	0	0.75%	-15.9%
12/31/2021	1.48	345	510	1.25%	19.0%	12/31/2021	1.49	0	0	1.00%	19.3%	12/31/2021	1.51	0	0	0.75%	19.6%
12/31/2020	1.24	357	443	1.25%	5.4%	12/31/2020	1.25	0	0	1.00%	5.7%	12/31/2020	1.27	0	0	0.75%	6.0%
12/31/2019	1.18	252	296	1.25%	22.3%	12/31/2019	1.19	0	0	1.00%	22.6%	12/31/2019	1.19	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	0	$0	0.50%	15.7%	12/31/2023	$1.52	0	$0	0.25%	16.0%	12/31/2023	$1.55	0	$0	0.00%	16.3%
12/31/2022	1.29	0	0	0.50%	-15.7%	12/31/2022	1.31	0	0	0.25%	-15.5%	12/31/2022	1.33	0	0	0.00%	-15.2%
12/31/2021	1.53	0	0	0.50%	19.9%	12/31/2021	1.55	0	0	0.25%	20.2%	12/31/2021	1.57	0	0	0.00%	20.5%
12/31/2020	1.28	0	0	0.50%	6.2%	12/31/2020	1.29	0	0	0.25%	6.5%	12/31/2020	1.31	16	21	0.00%	6.8%
12/31/2019	1.20	0	0	0.50%	23.2%	12/31/2019	1.21	0	0	0.25%	23.6%	12/31/2019	1.22	14	18	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.1%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund N Class - 06-GMF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$43,364	$42,338	7,157
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$43,376

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$43,376	37,588	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.24
Total	$43,376	37,588

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,118
Mortality & expense charges			(509)
Net investment income (loss)			2,609

Gain (loss) on investments:
Net realized gain (loss)			(4,559)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,634
Net gain (loss)			1,075

Increase (decrease) in net assets from operations			$3,684

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,609	$1,570
Net realized gain (loss)		(4,559)	(714)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,634	(4,472)

Increase (decrease) in net assets from operations		3,684	(3,616)

Contract owner transactions:
Proceeds from units sold		132,268	61,621
Cost of units redeemed		(119,831)	(80,683)
Account charges		(130)	(108)
Increase (decrease)		12,307	(19,170)
Net increase (decrease)		15,991	(22,786)
Net assets, beginning		27,385	50,171
Net assets, ending		$43,376	$27,385

Units sold		121,749	59,028
Units redeemed		(110,532)	(75,097)
Net increase (decrease)		11,217	(16,069)
Units outstanding, beginning		26,371	42,440
Units outstanding, ending		37,588	26,371

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$309,276
Cost of units redeemed/account charges			(262,051)
Net investment income (loss)			9,435
Net realized gain (loss)			(14,310)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,026
Net assets			$43,376
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	38	$43	1.25%	11.1%	12/31/2023	$1.17	0	$0	1.00%	11.4%	12/31/2023	$1.19	0	$0	0.75%	11.7%
12/31/2022	1.04	26	27	1.25%	-12.2%	12/31/2022	1.05	0	0	1.00%	-11.9%	12/31/2022	1.06	0	0	0.75%	-11.7%
12/31/2021	1.18	42	50	1.25%	5.8%	12/31/2021	1.19	0	0	1.00%	6.0%	12/31/2021	1.21	0	0	0.75%	6.3%
12/31/2020	1.12	0	0	1.25%	4.4%	12/31/2020	1.13	0	0	1.00%	4.7%	12/31/2020	1.13	0	0	0.75%	4.9%
12/31/2019	1.07	62	66	1.25%	10.3%	12/31/2019	1.08	0	0	1.00%	10.6%	12/31/2019	1.08	0	0	0.75%	10.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	12.0%	12/31/2023	$1.23	0	$0	0.25%	12.2%	12/31/2023	$1.24	0	$0	0.00%	12.5%
12/31/2022	1.08	0	0	0.50%	-11.5%	12/31/2022	1.09	0	0	0.25%	-11.3%	12/31/2022	1.11	0	0	0.00%	-11.1%
12/31/2021	1.22	0	0	0.50%	6.6%	12/31/2021	1.23	0	0	0.25%	6.8%	12/31/2021	1.24	0	0	0.00%	7.1%
12/31/2020	1.14	0	0	0.50%	5.2%	12/31/2020	1.15	0	0	0.25%	5.4%	12/31/2020	1.16	0	0	0.00%	5.7%
12/31/2019	1.09	0	0	0.50%	11.1%	12/31/2019	1.09	0	0	0.25%	11.4%	12/31/2019	1.10	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	8.8%
2022	4.9%
2021	1.4%
2020	6.4%
2019	11.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Science and Technology Fund N Class - 06-GMG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.01
Band 100	-	-	2.04
Band 75	-	-	2.07
Band 50	-	-	2.10
Band 25	-	-	2.14
Band 0	-	-	2.17
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	0	$0	1.25%	39.3%	12/31/2023	$2.04	0	$0	1.00%	39.7%	12/31/2023	$2.07	0	$0	0.75%	40.0%
12/31/2022	1.44	0	0	1.25%	-33.0%	12/31/2022	1.46	0	0	1.00%	-32.8%	12/31/2022	1.48	0	0	0.75%	-32.6%
12/31/2021	2.15	0	0	1.25%	14.4%	12/31/2021	2.18	0	0	1.00%	14.7%	12/31/2021	2.20	0	0	0.75%	14.9%
12/31/2020	1.88	0	0	1.25%	34.8%	12/31/2020	1.90	0	0	1.00%	35.2%	12/31/2020	1.91	0	0	0.75%	35.5%
12/31/2019	1.40	0	0	1.25%	48.9%	12/31/2019	1.40	0	0	1.00%	49.3%	12/31/2019	1.41	0	0	0.75%	49.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.10	0	$0	0.50%	40.4%	12/31/2023	$2.14	0	$0	0.25%	40.7%	12/31/2023	$2.17	0	$0	0.00%	41.1%
12/31/2022	1.50	0	0	0.50%	-32.5%	12/31/2022	1.52	0	0	0.25%	-32.3%	12/31/2022	1.54	0	0	0.00%	-32.1%
12/31/2021	2.22	0	0	0.50%	15.2%	12/31/2021	2.24	0	0	0.25%	15.5%	12/31/2021	2.26	0	0	0.00%	15.8%
12/31/2020	1.93	0	0	0.50%	35.8%	12/31/2020	1.94	0	0	0.25%	36.2%	12/31/2020	1.96	0	0	0.00%	36.5%
12/31/2019	1.42	0	0	0.50%	50.0%	12/31/2019	1.43	0	0	0.25%	50.4%	12/31/2019	1.43	0	0	0.00%	50.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,145	$13,318	682
Receivables: investments sold	510
Payables: investments purchased	-
Net assets	$12,655

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,655	10,984	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$12,655	10,984

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$398
Mortality & expense charges			(117)
Net investment income (loss)			281

Gain (loss) on investments:
Net realized gain (loss)			(24)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			634
Net gain (loss)			610

Increase (decrease) in net assets from operations			$891

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$281	$33
Net realized gain (loss)		(24)	(21)
Realized gain distributions		-	755
Net change in unrealized appreciation (depreciation)		634	(1,611)

Increase (decrease) in net assets from operations		891	(844)

Contract owner transactions:
Proceeds from units sold		4,774	6,095
Cost of units redeemed		-	(1)
Account charges		(29)	(11)
Increase (decrease)		4,745	6,083
Net increase (decrease)		5,636	5,239
Net assets, beginning		7,019	1,780
Net assets, ending		$12,655	$7,019

Units sold		4,320	5,478
Units redeemed		(26)	(12)
Net increase (decrease)		4,294	5,466
Units outstanding, beginning		6,690	1,224
Units outstanding, ending		10,984	6,690

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,839
Cost of units redeemed/account charges			(41)
Net investment income (loss)			320
Net realized gain (loss)			(45)
Realized gain distributions			755
Net change in unrealized appreciation (depreciation)			(1,173)
Net assets			$12,655
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	11	$13	1.25%	9.8%	12/31/2023	$1.17	0	$0	1.00%	10.1%	12/31/2023	$1.18	0	$0	0.75%	10.4%
12/31/2022	1.05	7	7	1.25%	-27.9%	12/31/2022	1.06	0	0	1.00%	-27.7%	12/31/2022	1.07	0	0	0.75%	-27.5%
12/31/2021	1.45	1	2	1.25%	-5.5%	12/31/2021	1.46	0	0	1.00%	-5.3%	12/31/2021	1.47	0	0	0.75%	-5.0%
12/31/2020	1.54	0	0	1.25%	33.9%	12/31/2020	1.55	0	0	1.00%	34.3%	12/31/2020	1.55	0	0	0.75%	34.6%
12/31/2019	1.15	0	0	1.25%	14.9%	12/31/2019	1.15	0	0	1.00%	15.1%	12/31/2019	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	0.50%	10.6%	12/31/2023	$1.21	0	$0	0.25%	10.9%	12/31/2023	$1.22	0	$0	0.00%	11.2%
12/31/2022	1.08	0	0	0.50%	-27.3%	12/31/2022	1.09	0	0	0.25%	-27.1%	12/31/2022	1.10	0	0	0.00%	-27.0%
12/31/2021	1.48	0	0	0.50%	-4.8%	12/31/2021	1.49	0	0	0.25%	-4.6%	12/31/2021	1.50	0	0	0.00%	-4.3%
12/31/2020	1.56	0	0	0.50%	34.9%	12/31/2020	1.56	0	0	0.25%	35.3%	12/31/2020	1.57	0	0	0.00%	35.6%
12/31/2019	1.15	0	0	0.50%	15.4%	12/31/2019	1.16	0	0	0.25%	15.6%	12/31/2019	1.16	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.0%
2022	1.8%
2021	1.8%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$611,947	$573,430	19,758
Receivables: investments sold	-
Payables: investments purchased	(3,773)
Net assets	$608,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$608,174	390,940	$1.56
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.65
Total	$608,174	390,940

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,345)
Net investment income (loss)			(2,345)

Gain (loss) on investments:
Net realized gain (loss)			449
Realized gain distributions			32,836
Net change in unrealized appreciation (depreciation)			40,005
Net gain (loss)			73,290

Increase (decrease) in net assets from operations			$70,945

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,345)	$(60)
Net realized gain (loss)		449	(381)
Realized gain distributions		32,836	1,456
Net change in unrealized appreciation (depreciation)		40,005	(1,488)

Increase (decrease) in net assets from operations		70,945	(473)

Contract owner transactions:
Proceeds from units sold		589,249	20,665
Cost of units redeemed		(67,395)	(4,325)
Account charges		(487)	(5)
Increase (decrease)		521,367	16,335
Net increase (decrease)		592,312	15,862
Net assets, beginning		15,862	-
Net assets, ending		$608,174	$15,862

Units sold		428,287	15,631
Units redeemed		(49,467)	(3,511)
Net increase (decrease)		378,820	12,120
Units outstanding, beginning		12,120	-
Units outstanding, ending		390,940	12,120

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$609,914
Cost of units redeemed/account charges			(72,212)
Net investment income (loss)			(2,405)
Net realized gain (loss)			68
Realized gain distributions			34,292
Net change in unrealized appreciation (depreciation)			38,517
Net assets			$608,174
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	391	$608	1.25%	18.9%	12/31/2023	$1.57	0	$0	1.00%	19.2%	12/31/2023	$1.59	0	$0	0.75%	19.5%
12/31/2022	1.31	12	16	1.25%	-31.3%	12/31/2022	1.32	0	0	1.00%	-31.1%	12/31/2022	1.33	0	0	0.75%	-31.0%
12/31/2021	1.91	0	0	1.25%	15.5%	12/31/2021	1.92	0	0	1.00%	15.7%	12/31/2021	1.93	0	0	0.75%	16.0%
12/31/2020	1.65	0	0	1.25%	47.1%	12/31/2020	1.66	0	0	1.00%	47.5%	12/31/2020	1.67	0	0	0.75%	47.9%
12/31/2019	1.12	0	0	1.25%	12.2%	12/31/2019	1.12	0	0	1.00%	12.4%	12/31/2019	1.13	0	0	0.75%	12.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	19.8%	12/31/2023	$1.63	0	$0	0.25%	20.1%	12/31/2023	$1.65	0	$0	0.00%	20.4%
12/31/2022	1.35	0	0	0.50%	-30.8%	12/31/2022	1.36	0	0	0.25%	-30.6%	12/31/2022	1.37	0	0	0.00%	-30.4%
12/31/2021	1.95	0	0	0.50%	16.3%	12/31/2021	1.96	0	0	0.25%	16.6%	12/31/2021	1.97	0	0	0.00%	16.9%
12/31/2020	1.67	0	0	0.50%	48.2%	12/31/2020	1.68	0	0	0.25%	48.6%	12/31/2020	1.69	0	0	0.00%	49.0%
12/31/2019	1.13	0	0	0.50%	12.8%	12/31/2019	1.13	0	0	0.25%	13.0%	12/31/2019	1.13	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy High Income Fund Y Class - 06-012

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$298,370	$317,319	49,255
Receivables: investments sold	183
Payables: investments purchased	-
Net assets	$298,553

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$298,553	223,663	$1.33
Band 100	-	-	1.37
Band 75	-	-	1.41
Band 50	-	-	1.44
Band 25	-	-	1.48
Band 0	-	-	1.52
Total	$298,553	223,663

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,704
Mortality & expense charges			(3,109)
Net investment income (loss)			15,595

Gain (loss) on investments:
Net realized gain (loss)			(11,530)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			25,639
Net gain (loss)			14,109

Increase (decrease) in net assets from operations			$29,704

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,595	$21,877
Net realized gain (loss)		(11,530)	(49,123)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		25,639	(39,441)

Increase (decrease) in net assets from operations		29,704	(66,687)

Contract owner transactions:
Proceeds from units sold		85,183	68,506
Cost of units redeemed		(82,311)	(230,278)
Account charges		(33)	(104)
Increase (decrease)		2,839	(161,876)
Net increase (decrease)		32,543	(228,563)
Net assets, beginning		266,010	494,573
Net assets, ending		$298,553	$266,010

Units sold		68,217	55,174
Units redeemed		(65,342)	(193,611)
Net increase (decrease)		2,875	(138,437)
Units outstanding, beginning		220,788	359,225
Units outstanding, ending		223,663	220,788

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,140,304
Cost of units redeemed/account charges			(5,117,424)
Net investment income (loss)			716,369
Net realized gain (loss)			(462,722)
Realized gain distributions			40,975
Net change in unrealized appreciation (depreciation)			(18,949)
Net assets			$298,553
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	224	$299	1.25%	10.8%	12/31/2023	$1.37	0	$0	1.00%	11.1%	12/31/2023	$1.41	0	$0	0.75%	11.3%
12/31/2022	1.20	221	266	1.25%	-12.5%	12/31/2022	1.23	0	0	1.00%	-12.3%	12/31/2022	1.26	0	0	0.75%	-12.1%
12/31/2021	1.38	359	495	1.25%	5.4%	12/31/2021	1.41	0	0	1.00%	5.7%	12/31/2021	1.44	0	0	0.75%	5.9%
12/31/2020	1.31	351	458	1.25%	4.0%	12/31/2020	1.33	0	0	1.00%	4.3%	12/31/2020	1.36	0	0	0.75%	4.5%
12/31/2019	1.26	644	809	1.25%	9.9%	12/31/2019	1.28	0	0	1.00%	10.2%	12/31/2019	1.30	0	0	0.75%	10.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	11.6%	12/31/2023	$1.48	0	$0	0.25%	11.9%	12/31/2023	$1.52	0	$0	0.00%	12.2%
12/31/2022	1.29	0	0	0.50%	-11.8%	12/31/2022	1.33	0	0	0.25%	-11.6%	12/31/2022	1.36	0	0	0.00%	-11.4%
12/31/2021	1.47	0	0	0.50%	6.2%	12/31/2021	1.50	0	0	0.25%	6.5%	12/31/2021	1.53	0	0	0.00%	6.7%
12/31/2020	1.38	0	0	0.50%	4.8%	12/31/2020	1.41	0	0	0.25%	5.0%	12/31/2020	1.44	0	0	0.00%	5.3%
12/31/2019	1.32	0	0	0.50%	10.7%	12/31/2019	1.34	0	0	0.25%	11.0%	12/31/2019	1.36	0	0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.6%
2022	7.1%
2021	6.5%
2020	6.9%
2019	6.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Delaware Ivy Asset Strategy Fund R Class - 06-007

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.48
Band 100	-	-	1.52
Band 75	-	-	1.56
Band 50	-	-	1.60
Band 25	-	-	1.64
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(237)
Net investment income (loss)			(237)

Gain (loss) on investments:
Net realized gain (loss)			(17,467)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,038
Net gain (loss)			1,571

Increase (decrease) in net assets from operations			$1,334

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(237)	$(477)
Net realized gain (loss)		(17,467)	(37)
Realized gain distributions		-	13,386
Net change in unrealized appreciation (depreciation)		19,038	(28,564)

Increase (decrease) in net assets from operations		1,334	(15,692)

Contract owner transactions:
Proceeds from units sold		435	3,076
Cost of units redeemed		(94,569)	-
Account charges		(37)	(11)
Increase (decrease)		(94,171)	3,065
Net increase (decrease)		(92,837)	(12,627)
Net assets, beginning		92,837	105,464
Net assets, ending		$-	$92,837

Units sold		347	2,291
Units redeemed		(71,781)	(9)
Net increase (decrease)		(71,434)	2,282
Units outstanding, beginning		71,434	69,152
Units outstanding, ending		-	71,434

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$219,685
Cost of units redeemed/account charges			(217,037)
Net investment income (loss)			(2,021)
Net realized gain (loss)			(53,041)
Realized gain distributions			52,414
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	1.25%	13.8%	12/31/2023	$1.52	0	$0	1.00%	14.1%	12/31/2023	$1.56	0	$0	0.75%	14.4%
12/31/2022	1.30	71	93	1.25%	-14.8%	12/31/2022	1.33	0	0	1.00%	-14.6%	12/31/2022	1.36	0	0	0.75%	-14.4%
12/31/2021	1.53	69	105	1.25%	11.9%	12/31/2021	1.56	0	0	1.00%	12.2%	12/31/2021	1.59	0	0	0.75%	12.5%
12/31/2020	1.36	64	87	1.25%	11.7%	12/31/2020	1.39	0	0	1.00%	12.0%	12/31/2020	1.41	0	0	0.75%	12.2%
12/31/2019	1.22	54	65	1.25%	19.9%	12/31/2019	1.24	0	0	1.00%	20.2%	12/31/2019	1.26	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	0	$0	0.50%	14.7%	12/31/2023	$1.64	0	$0	0.25%	15.0%	12/31/2023	$1.69	0	$0	0.00%	15.2%
12/31/2022	1.40	0	0	0.50%	-14.1%	12/31/2022	1.43	0	0	0.25%	-13.9%	12/31/2022	1.46	0	0	0.00%	-13.7%
12/31/2021	1.63	0	0	0.50%	12.8%	12/31/2021	1.66	0	0	0.25%	13.1%	12/31/2021	1.70	0	0	0.00%	13.3%
12/31/2020	1.44	0	0	0.50%	12.5%	12/31/2020	1.47	0	0	0.25%	12.8%	12/31/2020	1.50	0	0	0.00%	13.1%
12/31/2019	1.28	0	0	0.50%	20.8%	12/31/2019	1.30	0	0	0.25%	21.1%	12/31/2019	1.32	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.7%
2021	1.9%
2020	1.5%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Research Portfolio Institutional Class - 06-600

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,959,195	$7,590,645	195,730
Receivables: investments sold	-
Payables: investments purchased	(68)
Net assets	$11,959,127

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,959,127	2,833,836	$4.22
Band 100	-	-	4.44
Band 75	-	-	4.67
Band 50	-	-	4.91
Band 25	-	-	5.17
Band 0	-	-	5.90
Total	$11,959,127	2,833,836

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$103,003
Mortality & expense charges			(138,604)
Net investment income (loss)			(35,601)

Gain (loss) on investments:
Net realized gain (loss)			350,455
Realized gain distributions			314,264
Net change in unrealized appreciation (depreciation)			1,859,325
Net gain (loss)			2,524,044

Increase (decrease) in net assets from operations			$2,488,443

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(35,601)	$41,296
Net realized gain (loss)		350,455	493,821
Realized gain distributions		314,264	1,194,089
Net change in unrealized appreciation (depreciation)		1,859,325	(4,577,358)

Increase (decrease) in net assets from operations		2,488,443	(2,848,152)

Contract owner transactions:
Proceeds from units sold		238,847	231,791
Cost of units redeemed		(1,117,592)	(1,339,620)
Account charges		(1,775)	(2,303)
Increase (decrease)		(880,520)	(1,110,132)
Net increase (decrease)		1,607,923	(3,958,284)
Net assets, beginning		10,351,204	14,309,488
Net assets, ending		$11,959,127	$10,351,204

Units sold		75,589	68,155
Units redeemed		(312,894)	(375,980)
Net increase (decrease)		(237,305)	(307,825)
Units outstanding, beginning		3,071,141	3,378,966
Units outstanding, ending		2,833,836	3,071,141

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$261,360,441
Cost of units redeemed/account charges			(252,238,639)
Net investment income (loss)			2,784,428
Net realized gain (loss)			(8,063,452)
Realized gain distributions			3,747,799
Net change in unrealized appreciation (depreciation)			4,368,550
Net assets			$11,959,127
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.22	2,834	$11,959	1.25%	25.2%	12/31/2023	$4.44	0	$0	1.00%	25.5%	12/31/2023	$4.67	0	$0	0.75%	25.8%
12/31/2022	3.37	3,071	10,351	1.25%	-20.4%	12/31/2022	3.54	0	0	1.00%	-20.2%	12/31/2022	3.71	0	0	0.75%	-20.0%
12/31/2021	4.23	3,379	14,309	1.25%	16.6%	12/31/2021	4.43	0	0	1.00%	16.9%	12/31/2021	4.64	0	0	0.75%	17.2%
12/31/2020	3.63	3,778	13,720	1.25%	18.6%	12/31/2020	3.79	0	0	1.00%	18.9%	12/31/2020	3.96	0	0	0.75%	19.2%
12/31/2019	3.06	4,090	12,526	1.25%	27.4%	12/31/2019	3.19	0	0	1.00%	27.8%	12/31/2019	3.32	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.91	0	$0	0.50%	26.1%	12/31/2023	$5.17	0	$0	0.25%	26.5%	12/31/2023	$5.90	0	$0	0.00%	26.8%
12/31/2022	3.89	0	0	0.50%	-19.8%	12/31/2022	4.09	0	0	0.25%	-19.6%	12/31/2022	4.66	0	0	0.00%	-19.4%
12/31/2021	4.86	0	0	0.50%	17.5%	12/31/2021	5.08	0	0	0.25%	17.8%	12/31/2021	5.78	0	0	0.00%	18.1%
12/31/2020	4.13	0	0	0.50%	19.5%	12/31/2020	4.32	0	0	0.25%	19.8%	12/31/2020	4.89	0	0	0.00%	20.1%
12/31/2019	3.46	0	0	0.50%	28.4%	12/31/2019	3.60	0	0	0.25%	28.7%	12/31/2019	4.07	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.5%
2021	0.5%
2020	0.7%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Portfolio Service Class - 06-259

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,897	$9,346	591
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$9,897

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,897	3,789	$2.61
Band 100	-	-	2.73
Band 75	-	-	2.85
Band 50	-	-	2.97
Band 25	-	-	3.10
Band 0	-	-	3.24
Total	$9,897	3,789

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$92
Mortality & expense charges			(119)
Net investment income (loss)			(27)

Gain (loss) on investments:
Net realized gain (loss)			(27)
Realized gain distributions			284
Net change in unrealized appreciation (depreciation)			660
Net gain (loss)			917

Increase (decrease) in net assets from operations			$890

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27)	$(7)
Net realized gain (loss)		(27)	3
Realized gain distributions		284	782
Net change in unrealized appreciation (depreciation)		660	(1,493)

Increase (decrease) in net assets from operations		890	(715)

Contract owner transactions:
Proceeds from units sold		586	538
Cost of units redeemed		(1,677)	-
Account charges		(3)	(4)
Increase (decrease)		(1,094)	534
Net increase (decrease)		(204)	(181)
Net assets, beginning		10,101	10,282
Net assets, ending		$9,897	$10,101

Units sold		242	225
Units redeemed		(697)	(1)
Net increase (decrease)		(455)	224
Units outstanding, beginning		4,244	4,020
Units outstanding, ending		3,789	4,244

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,473,741
Cost of units redeemed/account charges			(7,245,758)
Net investment income (loss)			(40,420)
Net realized gain (loss)			610,825
Realized gain distributions			210,958
Net change in unrealized appreciation (depreciation)			551
Net assets			$9,897
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.61	4	$10	1.25%	9.7%	12/31/2023	$2.73	0	$0	1.00%	10.0%	12/31/2023	$2.85	0	$0	0.75%	10.3%
12/31/2022	2.38	4	10	1.25%	-6.9%	12/31/2022	2.48	0	0	1.00%	-6.7%	12/31/2022	2.58	0	0	0.75%	-6.5%
12/31/2021	2.56	4	10	1.25%	17.9%	12/31/2021	2.66	0	0	1.00%	18.2%	12/31/2021	2.76	0	0	0.75%	18.5%
12/31/2020	2.17	7	14	1.25%	-2.4%	12/31/2020	2.25	0	0	1.00%	-2.2%	12/31/2020	2.33	0	0	0.75%	-2.0%
12/31/2019	2.22	6	14	1.25%	28.4%	12/31/2019	2.30	0	0	1.00%	28.8%	12/31/2019	2.37	0	0	0.75%	29.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.97	0	$0	0.50%	10.6%	12/31/2023	$3.10	0	$0	0.25%	10.8%	12/31/2023	$3.24	0	$0	0.00%	11.1%
12/31/2022	2.69	0	0	0.50%	-6.2%	12/31/2022	2.80	0	0	0.25%	-6.0%	12/31/2022	2.91	0	0	0.00%	-5.8%
12/31/2021	2.87	0	0	0.50%	18.8%	12/31/2021	2.98	0	0	0.25%	19.1%	12/31/2021	3.09	0	0	0.00%	19.4%
12/31/2020	2.41	0	0	0.50%	-1.7%	12/31/2020	2.50	0	0	0.25%	-1.5%	12/31/2020	2.59	0	0	0.00%	-1.2%
12/31/2019	2.45	0	0	0.50%	29.4%	12/31/2019	2.54	0	0	0.25%	29.7%	12/31/2019	2.62	0	0	0.00%	30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.1%
2021	0.2%
2020	0.9%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Fund R Class - 06-612

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,724,988	$6,117,042	184,033
Receivables: investments sold	-
Payables: investments purchased	(6,607)
Net assets	$7,718,381

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,325,799	1,845,937	$2.34
Band 100	2,169,063	895,617	2.42
Band 75	-	-	2.50
Band 50	1,223,519	472,998	2.59
Band 25	-	-	2.67
Band 0	-	-	2.76
Total	$7,718,381	3,214,552

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$133,135
Mortality & expense charges			(78,533)
Net investment income (loss)			54,602

Gain (loss) on investments:
Net realized gain (loss)			139,986
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			748,791
Net gain (loss)			888,777

Increase (decrease) in net assets from operations			$943,379

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$54,602	$(62,363)
Net realized gain (loss)		139,986	492,685
Realized gain distributions		-	62,043
Net change in unrealized appreciation (depreciation)		748,791	(2,632,657)

Increase (decrease) in net assets from operations		943,379	(2,140,292)

Contract owner transactions:
Proceeds from units sold		350,547	443,360
Cost of units redeemed		(864,855)	(2,979,653)
Account charges		(2,662)	(2,787)
Increase (decrease)		(516,970)	(2,539,080)
Net increase (decrease)		426,409	(4,679,372)
Net assets, beginning		7,291,972	11,971,344
Net assets, ending		$7,718,381	$7,291,972

Units sold		163,827	209,124
Units redeemed		(392,212)	(1,415,356)
Net increase (decrease)		(228,385)	(1,206,232)
Units outstanding, beginning		3,442,937	4,649,169
Units outstanding, ending		3,214,552	3,442,937

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,460,729
Cost of units redeemed/account charges			(32,607,690)
Net investment income (loss)			209,645
Net realized gain (loss)			3,532,377
Realized gain distributions			2,515,374
Net change in unrealized appreciation (depreciation)			1,607,946
Net assets			$7,718,381
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.34	1,846	$4,326	1.25%	13.3%	12/31/2023	$2.42	896	$2,169	1.00%	13.6%	12/31/2023	$2.50	0	$0	0.75%	13.8%
12/31/2022	2.07	1,910	3,951	1.25%	-18.1%	12/31/2022	2.13	1,003	2,139	1.00%	-17.9%	12/31/2022	2.20	0	0	0.75%	-17.7%
12/31/2021	2.53	2,842	7,181	1.25%	15.0%	12/31/2021	2.60	1,183	3,075	1.00%	15.3%	12/31/2021	2.67	0	0	0.75%	15.6%
12/31/2020	2.20	3,150	6,921	1.25%	12.2%	12/31/2020	2.25	1,203	2,711	1.00%	12.5%	12/31/2020	2.31	0	0	0.75%	12.8%
12/31/2019	1.96	4,148	8,120	1.25%	20.2%	12/31/2019	2.00	1,315	2,634	1.00%	20.5%	12/31/2019	2.05	0	0	0.75%	20.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.59	473	$1,224	0.50%	14.1%	12/31/2023	$2.67	0	$0	0.25%	14.4%	12/31/2023	$2.76	0	$0	0.00%	14.7%
12/31/2022	2.27	530	1,202	0.50%	-17.5%	12/31/2022	2.34	0	0	0.25%	-17.3%	12/31/2022	2.41	0	0	0.00%	-17.1%
12/31/2021	2.75	624	1,715	0.50%	15.9%	12/31/2021	2.83	0	0	0.25%	16.2%	12/31/2021	2.91	0	0	0.00%	16.5%
12/31/2020	2.37	1,113	2,639	0.50%	13.1%	12/31/2020	2.43	0	0	0.25%	13.4%	12/31/2020	2.50	38	94	0.00%	13.6%
12/31/2019	2.10	1,290	2,706	0.50%	21.1%	12/31/2019	2.15	0	0	0.25%	21.4%	12/31/2019	2.20	210	462	0.00%	21.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	0.4%
2021	0.6%
2020	0.9%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Forty Fund R Class - 06-154

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,385,902	$2,220,720	63,068
Receivables: investments sold	-
Payables: investments purchased	(4,432)
Net assets	$2,381,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,925,361	340,326	$5.66
Band 100	456,109	76,956	5.93
Band 75	-	-	6.21
Band 50	-	-	6.51
Band 25	-	-	6.81
Band 0	-	-	7.14
Total	$2,381,470	417,282

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$35
Mortality & expense charges			(26,274)
Net investment income (loss)			(26,239)

Gain (loss) on investments:
Net realized gain (loss)			2,308
Realized gain distributions			224,373
Net change in unrealized appreciation (depreciation)			493,836
Net gain (loss)			720,517

Increase (decrease) in net assets from operations			$694,278

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(26,239)	$(29,954)
Net realized gain (loss)		2,308	18,158
Realized gain distributions		224,373	1,424
Net change in unrealized appreciation (depreciation)		493,836	(1,203,084)

Increase (decrease) in net assets from operations		694,278	(1,213,456)

Contract owner transactions:
Proceeds from units sold		148,811	376,943
Cost of units redeemed		(491,768)	(740,162)
Account charges		(232)	(296)
Increase (decrease)		(343,189)	(363,515)
Net increase (decrease)		351,089	(1,576,971)
Net assets, beginning		2,030,381	3,607,352
Net assets, ending		$2,381,470	$2,030,381

Units sold		32,423	78,064
Units redeemed		(103,321)	(155,389)
Net increase (decrease)		(70,898)	(77,325)
Units outstanding, beginning		488,180	565,505
Units outstanding, ending		417,282	488,180

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,961,559
Cost of units redeemed/account charges			(14,072,040)
Net investment income (loss)			(400,046)
Net realized gain (loss)			661,085
Realized gain distributions			4,065,730
Net change in unrealized appreciation (depreciation)			165,182
Net assets			$2,381,470
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.66	340	$1,925	1.25%	37.2%	12/31/2023	$5.93	77	$456	1.00%	37.6%	12/31/2023	$6.21	0	$0	0.75%	37.9%
12/31/2022	4.12	391	1,612	1.25%	-34.8%	12/31/2022	4.31	97	418	1.00%	-34.6%	12/31/2022	4.50	0	0	0.75%	-34.5%
12/31/2021	6.32	446	2,822	1.25%	20.7%	12/31/2021	6.59	119	785	1.00%	21.0%	12/31/2021	6.87	0	0	0.75%	21.3%
12/31/2020	5.24	541	2,835	1.25%	36.5%	12/31/2020	5.45	136	739	1.00%	36.9%	12/31/2020	5.66	0	0	0.75%	37.2%
12/31/2019	3.84	576	2,210	1.25%	34.2%	12/31/2019	3.98	212	846	1.00%	34.6%	12/31/2019	4.13	0	0	0.75%	34.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.51	0	$0	0.50%	38.3%	12/31/2023	$6.81	0	$0	0.25%	38.6%	12/31/2023	$7.14	0	$0	0.00%	39.0%
12/31/2022	4.70	0	0	0.50%	-34.3%	12/31/2022	4.92	0	0	0.25%	-34.1%	12/31/2022	5.14	0	0	0.00%	-34.0%
12/31/2021	7.16	0	0	0.50%	21.6%	12/31/2021	7.47	0	0	0.25%	21.9%	12/31/2021	7.78	0	0	0.00%	22.2%
12/31/2020	5.89	0	0	0.50%	37.6%	12/31/2020	6.12	0	0	0.25%	37.9%	12/31/2020	6.37	0	0	0.00%	38.3%
12/31/2019	4.28	0	0	0.50%	35.2%	12/31/2019	4.44	0	0	0.25%	35.6%	12/31/2019	4.61	0	0	0.00%	35.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.5%
2020	0.2%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Forty Fund A Class - 06-603

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$211,833	$223,898	4,637
Receivables: investments sold	-
Payables: investments purchased	(46)
Net assets	$211,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,787	42,800	$4.95
Band 100	-	-	5.12
Band 75	-	-	5.30
Band 50	-	-	5.48
Band 25	-	-	5.67
Band 0	-	-	5.86
Total	$211,787	42,800

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28
Mortality & expense charges			(2,417)
Net investment income (loss)			(2,389)

Gain (loss) on investments:
Net realized gain (loss)			(6,516)
Realized gain distributions			16,719
Net change in unrealized appreciation (depreciation)			54,385
Net gain (loss)			64,588

Increase (decrease) in net assets from operations			$62,199

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,389)	$(5,695)
Net realized gain (loss)		(6,516)	(157,413)
Realized gain distributions		16,719	104
Net change in unrealized appreciation (depreciation)		54,385	(64,981)

Increase (decrease) in net assets from operations		62,199	(227,985)

Contract owner transactions:
Proceeds from units sold		26,048	73,417
Cost of units redeemed		(52,579)	(677,165)
Account charges		(1,179)	(1,597)
Increase (decrease)		(27,710)	(605,345)
Net increase (decrease)		34,489	(833,330)
Net assets, beginning		177,298	1,010,628
Net assets, ending		$211,787	$177,298

Units sold		6,167	19,771
Units redeemed		(12,745)	(154,677)
Net increase (decrease)		(6,578)	(134,906)
Units outstanding, beginning		49,378	184,284
Units outstanding, ending		42,800	49,378

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,922,393
Cost of units redeemed/account charges			(10,683,019)
Net investment income (loss)			(147,467)
Net realized gain (loss)			2,273,387
Realized gain distributions			858,558
Net change in unrealized appreciation (depreciation)			(12,065)
Net assets			$211,787
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.95	43	$212	1.25%	37.8%	12/31/2023	$5.12	0	$0	1.00%	38.2%	12/31/2023	$5.30	0	$0	0.75%	38.5%
12/31/2022	3.59	49	177	1.25%	-34.5%	12/31/2022	3.71	0	0	1.00%	-34.4%	12/31/2022	3.82	0	0	0.75%	-34.2%
12/31/2021	5.48	184	1,011	1.25%	21.1%	12/31/2021	5.65	0	0	1.00%	21.4%	12/31/2021	5.81	0	0	0.75%	21.7%
12/31/2020	4.53	1,414	6,401	1.25%	37.1%	12/31/2020	4.65	0	0	1.00%	37.4%	12/31/2020	4.77	0	0	0.75%	37.8%
12/31/2019	3.30	1,145	3,781	1.25%	34.8%	12/31/2019	3.38	0	0	1.00%	35.1%	12/31/2019	3.46	0	0	0.75%	35.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.48	0	$0	0.50%	38.8%	12/31/2023	$5.67	0	$0	0.25%	39.2%	12/31/2023	$5.86	0	$0	0.00%	39.5%
12/31/2022	3.95	0	0	0.50%	-34.0%	12/31/2022	4.07	0	0	0.25%	-33.9%	12/31/2022	4.20	0	0	0.00%	-33.7%
12/31/2021	5.98	0	0	0.50%	22.1%	12/31/2021	6.16	0	0	0.25%	22.4%	12/31/2021	6.34	0	0	0.00%	22.7%
12/31/2020	4.90	0	0	0.50%	38.1%	12/31/2020	5.03	0	0	0.25%	38.5%	12/31/2020	5.17	0	0	0.00%	38.8%
12/31/2019	3.55	0	0	0.50%	35.8%	12/31/2019	3.63	0	0	0.25%	36.1%	12/31/2019	3.72	0	0	0.00%	36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.1%
2020	0.2%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Growth and Income Fund R Class - 06-156

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$774,632	$578,558	11,337
Receivables: investments sold	-
Payables: investments purchased	(42)
Net assets	$774,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$243,377	71,209	$3.42
Band 100	55,854	15,599	3.58
Band 75	-	-	3.75
Band 50	475,359	120,966	3.93
Band 25	-	-	4.12
Band 0	-	-	4.31
Total	$774,590	207,774

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,678
Mortality & expense charges			(5,608)
Net investment income (loss)			(1,930)

Gain (loss) on investments:
Net realized gain (loss)			8,678
Realized gain distributions			49,153
Net change in unrealized appreciation (depreciation)			53,750
Net gain (loss)			111,581

Increase (decrease) in net assets from operations			$109,651

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,930)	$(1,747)
Net realized gain (loss)		8,678	46,556
Realized gain distributions		49,153	35,702
Net change in unrealized appreciation (depreciation)		53,750	(225,476)

Increase (decrease) in net assets from operations		109,651	(144,965)

Contract owner transactions:
Proceeds from units sold		3,717	3,669
Cost of units redeemed		(29,260)	(144,296)
Account charges		(190)	(189)
Increase (decrease)		(25,733)	(140,816)
Net increase (decrease)		83,918	(285,781)
Net assets, beginning		690,672	976,453
Net assets, ending		$774,590	$690,672

Units sold		1,180	1,213
Units redeemed		(8,522)	(41,728)
Net increase (decrease)		(7,342)	(40,515)
Units outstanding, beginning		215,116	255,631
Units outstanding, ending		207,774	215,116

* Date of Fund Inception into Variable Account: 5 /20 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,463,986
Cost of units redeemed/account charges			(2,886,687)
Net investment income (loss)			50,138
Net realized gain (loss)			410,397
Realized gain distributions			540,682
Net change in unrealized appreciation (depreciation)			196,074
Net assets			$774,590
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.42	71	$243	1.25%	15.7%	12/31/2023	$3.58	16	$56	1.00%	16.0%	12/31/2023	$3.75	0	$0	0.75%	16.3%
12/31/2022	2.95	72	212	1.25%	-15.8%	12/31/2022	3.09	16	48	1.00%	-15.6%	12/31/2022	3.23	0	0	0.75%	-15.4%
12/31/2021	3.51	72	252	1.25%	26.5%	12/31/2021	3.66	19	70	1.00%	26.8%	12/31/2021	3.81	0	0	0.75%	27.2%
12/31/2020	2.77	76	210	1.25%	8.2%	12/31/2020	2.88	46	132	1.00%	8.5%	12/31/2020	3.00	0	0	0.75%	8.8%
12/31/2019	2.56	95	244	1.25%	24.5%	12/31/2019	2.66	46	122	1.00%	24.9%	12/31/2019	2.76	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.93	121	$475	0.50%	16.6%	12/31/2023	$4.12	0	$0	0.25%	16.9%	12/31/2023	$4.31	0	$0	0.00%	17.2%
12/31/2022	3.37	128	430	0.50%	-15.2%	12/31/2022	3.52	0	0	0.25%	-15.0%	12/31/2022	3.68	0	0	0.00%	-14.8%
12/31/2021	3.97	165	655	0.50%	27.5%	12/31/2021	4.14	0	0	0.25%	27.8%	12/31/2021	4.32	0	0	0.00%	28.1%
12/31/2020	3.12	165	514	0.50%	9.1%	12/31/2020	3.24	0	0	0.25%	9.3%	12/31/2020	3.37	0	0	0.00%	9.6%
12/31/2019	2.86	183	522	0.50%	25.5%	12/31/2019	2.97	0	0	0.25%	25.8%	12/31/2019	3.08	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.5%
2021	0.2%
2020	0.9%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Fund R Class - 06-261

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$389,994	$406,323	25,931
Receivables: investments sold	-
Payables: investments purchased	(247)
Net assets	$389,747

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$248,480	101,159	$2.46
Band 100	52,042	20,288	2.57
Band 75	-	-	2.68
Band 50	89,225	31,928	2.79
Band 25	-	-	2.92
Band 0	-	-	3.04
Total	$389,747	153,375

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,068
Mortality & expense charges			(4,079)
Net investment income (loss)			(2,011)

Gain (loss) on investments:
Net realized gain (loss)			(3,955)
Realized gain distributions			29,589
Net change in unrealized appreciation (depreciation)			11,074
Net gain (loss)			36,708

Increase (decrease) in net assets from operations			$34,697

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,011)	$(2,809)
Net realized gain (loss)		(3,955)	(2,673)
Realized gain distributions		29,589	20,163
Net change in unrealized appreciation (depreciation)		11,074	(47,262)

Increase (decrease) in net assets from operations		34,697	(32,581)

Contract owner transactions:
Proceeds from units sold		17,126	80,062
Cost of units redeemed		(71,499)	(200,656)
Account charges		(143)	(106)
Increase (decrease)		(54,516)	(120,700)
Net increase (decrease)		(19,819)	(153,281)
Net assets, beginning		409,566	562,847
Net assets, ending		$389,747	$409,566

Units sold		7,501	35,072
Units redeemed		(31,209)	(86,121)
Net increase (decrease)		(23,708)	(51,049)
Units outstanding, beginning		177,083	228,132
Units outstanding, ending		153,375	177,083

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,049,126
Cost of units redeemed/account charges			(9,482,247)
Net investment income (loss)			(27,154)
Net realized gain (loss)			179,528
Realized gain distributions			1,686,823
Net change in unrealized appreciation (depreciation)			(16,329)
Net assets			$389,747
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.46	101	$248	1.25%	9.4%	12/31/2023	$2.57	20	$52	1.00%	9.6%	12/31/2023	$2.68	0	$0	0.75%	9.9%
12/31/2022	2.25	118	265	1.25%	-6.8%	12/31/2022	2.34	27	63	1.00%	-6.6%	12/31/2022	2.44	0	0	0.75%	-6.3%
12/31/2021	2.41	157	379	1.25%	17.4%	12/31/2021	2.50	39	97	1.00%	17.7%	12/31/2021	2.60	0	0	0.75%	18.0%
12/31/2020	2.05	152	313	1.25%	-3.2%	12/31/2020	2.13	39	84	1.00%	-3.0%	12/31/2020	2.21	0	0	0.75%	-2.8%
12/31/2019	2.12	150	319	1.25%	27.9%	12/31/2019	2.19	55	122	1.00%	28.2%	12/31/2019	2.27	0	0	0.75%	28.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.79	32	$89	0.50%	10.2%	12/31/2023	$2.92	0	$0	0.25%	10.4%	12/31/2023	$3.04	0	$0	0.00%	10.7%
12/31/2022	2.54	32	81	0.50%	-6.1%	12/31/2022	2.64	0	0	0.25%	-5.9%	12/31/2022	2.75	0	0	0.00%	-5.6%
12/31/2021	2.70	32	86	0.50%	18.3%	12/31/2021	2.81	0	0	0.25%	18.5%	12/31/2021	2.91	0	0	0.00%	18.8%
12/31/2020	2.28	32	73	0.50%	-2.5%	12/31/2020	2.37	0	0	0.25%	-2.3%	12/31/2020	2.45	0	0	0.00%	-2.0%
12/31/2019	2.34	41	95	0.50%	28.9%	12/31/2019	2.42	0	0	0.25%	29.2%	12/31/2019	2.50	0	0	0.00%	29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.5%
2021	0.0%
2020	0.4%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Mid Cap Value Fund A Class - 06-604

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,187	$24,647	1,703
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$26,196

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,196	10,541	$2.49
Band 100	-	-	2.57
Band 75	-	-	2.66
Band 50	-	-	2.75
Band 25	-	-	2.85
Band 0	-	-	2.95
Total	$26,196	10,541

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$218
Mortality & expense charges			(488)
Net investment income (loss)			(270)

Gain (loss) on investments:
Net realized gain (loss)			1,694
Realized gain distributions			1,938
Net change in unrealized appreciation (depreciation)			(708)
Net gain (loss)			2,924

Increase (decrease) in net assets from operations			$2,654

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(270)	$(144)
Net realized gain (loss)		1,694	288
Realized gain distributions		1,938	1,977
Net change in unrealized appreciation (depreciation)		(708)	(4,829)

Increase (decrease) in net assets from operations		2,654	(2,708)

Contract owner transactions:
Proceeds from units sold		1,830	2,699
Cost of units redeemed		(19,563)	(1,427)
Account charges		-	-
Increase (decrease)		(17,733)	1,272
Net increase (decrease)		(15,079)	(1,436)
Net assets, beginning		41,275	42,711
Net assets, ending		$26,196	$41,275

Units sold		793	1,186
Units redeemed		(8,470)	(606)
Net increase (decrease)		(7,677)	580
Units outstanding, beginning		18,218	17,638
Units outstanding, ending		10,541	18,218

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,227,099
Cost of units redeemed/account charges			(9,297,637)
Net investment income (loss)			55,122
Net realized gain (loss)			822,352
Realized gain distributions			1,217,720
Net change in unrealized appreciation (depreciation)			1,540
Net assets			$26,196
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.49	11	$26	1.25%	9.7%	12/31/2023	$2.57	0	$0	1.00%	10.0%	12/31/2023	$2.66	0	$0	0.75%	10.2%
12/31/2022	2.27	18	41	1.25%	-6.4%	12/31/2022	2.34	0	0	1.00%	-6.2%	12/31/2022	2.41	0	0	0.75%	-6.0%
12/31/2021	2.42	18	43	1.25%	17.7%	12/31/2021	2.49	0	0	1.00%	18.0%	12/31/2021	2.57	0	0	0.75%	18.3%
12/31/2020	2.06	20	41	1.25%	-3.0%	12/31/2020	2.11	0	0	1.00%	-2.7%	12/31/2020	2.17	0	0	0.75%	-2.5%
12/31/2019	2.12	23	48	1.25%	28.4%	12/31/2019	2.17	0	0	1.00%	28.7%	12/31/2019	2.22	0	0	0.75%	29.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.75	0	$0	0.50%	10.5%	12/31/2023	$2.85	0	$0	0.25%	10.8%	12/31/2023	$2.95	0	$0	0.00%	11.1%
12/31/2022	2.49	0	0	0.50%	-5.7%	12/31/2022	2.57	0	0	0.25%	-5.5%	12/31/2022	2.65	0	0	0.00%	-5.3%
12/31/2021	2.64	0	0	0.50%	18.6%	12/31/2021	2.72	0	0	0.25%	18.9%	12/31/2021	2.80	0	0	0.00%	19.2%
12/31/2020	2.23	0	0	0.50%	-2.2%	12/31/2020	2.29	0	0	0.25%	-2.0%	12/31/2020	2.35	0	0	0.00%	-1.7%
12/31/2019	2.28	0	0	0.50%	29.3%	12/31/2019	2.33	0	0	0.25%	29.7%	12/31/2019	2.39	0	0	0.00%	30.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.9%
2021	0.3%
2020	0.7%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Small Cap Value Fund Service Class - 06-615

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$665,856	$621,027	28,778
Receivables: investments sold	6,131
Payables: investments purchased	-
Net assets	$671,987

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$654,000	199,994	$3.27
Band 100	17,987	5,229	3.44
Band 75	-	-	3.62
Band 50	-	-	3.81
Band 25	-	-	4.00
Band 0	-	-	4.21
Total	$671,987	205,223

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,583
Mortality & expense charges			(9,736)
Net investment income (loss)			(7,153)

Gain (loss) on investments:
Net realized gain (loss)			7,726
Realized gain distributions			28,163
Net change in unrealized appreciation (depreciation)			42,782
Net gain (loss)			78,671

Increase (decrease) in net assets from operations			$71,518

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,153)	$(12,933)
Net realized gain (loss)		7,726	44,136
Realized gain distributions		28,163	43,000
Net change in unrealized appreciation (depreciation)		42,782	(234,193)

Increase (decrease) in net assets from operations		71,518	(159,990)

Contract owner transactions:
Proceeds from units sold		80,263	226,327
Cost of units redeemed		(517,235)	(516,184)
Account charges		(760)	(1,021)
Increase (decrease)		(437,732)	(290,878)
Net increase (decrease)		(366,214)	(450,868)
Net assets, beginning		1,038,201	1,489,069
Net assets, ending		$671,987	$1,038,201

Units sold		26,686	75,957
Units redeemed		(175,048)	(172,546)
Net increase (decrease)		(148,362)	(96,589)
Units outstanding, beginning		353,585	450,174
Units outstanding, ending		205,223	353,585

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,028,724
Cost of units redeemed/account charges			(16,102,316)
Net investment income (loss)			(5,860)
Net realized gain (loss)			(204,838)
Realized gain distributions			911,448
Net change in unrealized appreciation (depreciation)			44,829
Net assets			$671,987
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.27	200	$654	1.25%	11.5%	12/31/2023	$3.44	5	$18	1.00%	11.7%	12/31/2023	$3.62	0	$0	0.75%	12.0%
12/31/2022	2.93	348	1,022	1.25%	-11.2%	12/31/2022	3.08	5	16	1.00%	-11.0%	12/31/2022	3.23	0	0	0.75%	-10.8%
12/31/2021	3.31	445	1,471	1.25%	20.7%	12/31/2021	3.46	5	18	1.00%	21.0%	12/31/2021	3.62	0	0	0.75%	21.3%
12/31/2020	2.74	2,599	7,119	1.25%	-8.2%	12/31/2020	2.86	5	15	1.00%	-8.0%	12/31/2020	2.99	0	0	0.75%	-7.7%
12/31/2019	2.98	3,313	9,884	1.25%	24.1%	12/31/2019	3.11	5	16	1.00%	24.4%	12/31/2019	3.24	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.81	0	$0	0.50%	12.3%	12/31/2023	$4.00	0	$0	0.25%	12.6%	12/31/2023	$4.21	0	$0	0.00%	12.9%
12/31/2022	3.39	0	0	0.50%	-10.6%	12/31/2022	3.56	0	0	0.25%	-10.4%	12/31/2022	3.73	0	0	0.00%	-10.1%
12/31/2021	3.79	0	0	0.50%	21.6%	12/31/2021	3.97	0	0	0.25%	21.9%	12/31/2021	4.16	0	0	0.00%	22.2%
12/31/2020	3.12	0	0	0.50%	-7.5%	12/31/2020	3.25	0	0	0.25%	-7.3%	12/31/2020	3.40	42	142	0.00%	-7.0%
12/31/2019	3.37	0	0	0.50%	25.0%	12/31/2019	3.51	0	0	0.25%	25.3%	12/31/2019	3.66	38	138	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.1%
2021	0.2%
2020	0.7%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Research Fund A Class - 06-888

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,984	$19,514	323
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$20,989

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,989	8,127	$2.58
Band 100	-	-	2.64
Band 75	-	-	2.70
Band 50	-	-	2.76
Band 25	-	-	2.82
Band 0	-	-	2.89
Total	$20,989	8,127

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(199)
Net investment income (loss)			(199)

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			587
Net change in unrealized appreciation (depreciation)			4,984
Net gain (loss)			5,560

Increase (decrease) in net assets from operations			$5,361

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(199)	$(137)
Net realized gain (loss)		(11)	(202)
Realized gain distributions		587	27
Net change in unrealized appreciation (depreciation)		4,984	(3,945)

Increase (decrease) in net assets from operations		5,361	(4,257)

Contract owner transactions:
Proceeds from units sold		4,226	3,674
Cost of units redeemed		(4)	(848)
Account charges		(30)	(21)
Increase (decrease)		4,192	2,805
Net increase (decrease)		9,553	(1,452)
Net assets, beginning		11,436	12,888
Net assets, ending		$20,989	$11,436

Units sold		1,895	1,800
Units redeemed		(14)	(413)
Net increase (decrease)		1,881	1,387
Units outstanding, beginning		6,246	4,859
Units outstanding, ending		8,127	6,246

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$886,843
Cost of units redeemed/account charges			(979,985)
Net investment income (loss)			(6,147)
Net realized gain (loss)			72,198
Realized gain distributions			46,610
Net change in unrealized appreciation (depreciation)			1,470
Net assets			$20,989
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.58	8	$21	1.25%	41.1%	12/31/2023	$2.64	0	$0	1.00%	41.4%	12/31/2023	$2.70	0	$0	0.75%	41.8%
12/31/2022	1.83	6	11	1.25%	-31.0%	12/31/2022	1.87	0	0	1.00%	-30.8%	12/31/2022	1.91	0	0	0.75%	-30.6%
12/31/2021	2.65	5	13	1.25%	18.7%	12/31/2021	2.70	0	0	1.00%	19.0%	12/31/2021	2.75	0	0	0.75%	19.3%
12/31/2020	2.23	16	36	1.25%	30.9%	12/31/2020	2.27	0	0	1.00%	31.2%	12/31/2020	2.30	0	0	0.75%	31.5%
12/31/2019	1.71	164	280	1.25%	33.5%	12/31/2019	1.73	0	0	1.00%	33.8%	12/31/2019	1.75	0	0	0.75%	34.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.76	0	$0	0.50%	42.1%	12/31/2023	$2.82	0	$0	0.25%	42.5%	12/31/2023	$2.89	0	$0	0.00%	42.8%
12/31/2022	1.94	0	0	0.50%	-30.5%	12/31/2022	1.98	0	0	0.25%	-30.3%	12/31/2022	2.02	0	0	0.00%	-30.1%
12/31/2021	2.79	0	0	0.50%	19.6%	12/31/2021	2.84	0	0	0.25%	19.9%	12/31/2021	2.89	0	0	0.00%	20.2%
12/31/2020	2.34	0	0	0.50%	31.8%	12/31/2020	2.37	0	0	0.25%	32.2%	12/31/2020	2.41	0	0	0.00%	32.5%
12/31/2019	1.77	0	0	0.50%	34.5%	12/31/2019	1.79	0	0	0.25%	34.8%	12/31/2019	1.82	0	0	0.00%	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.3%
2020	0.0%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund A Class - 06-889

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$722,933	$841,184	29,666
Receivables: investments sold	1,815
Payables: investments purchased	-
Net assets	$724,748

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$724,748	384,480	$1.89
Band 100	-	-	1.93
Band 75	-	-	1.97
Band 50	-	-	2.02
Band 25	-	-	2.06
Band 0	-	-	2.11
Total	$724,748	384,480

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(16,022)
Net investment income (loss)			(16,022)

Gain (loss) on investments:
Net realized gain (loss)			(511,117)
Realized gain distributions			51,962
Net change in unrealized appreciation (depreciation)			692,555
Net gain (loss)			233,400

Increase (decrease) in net assets from operations			$217,378

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,022)	$(34,492)
Net realized gain (loss)		(511,117)	(278,599)
Realized gain distributions		51,962	139,717
Net change in unrealized appreciation (depreciation)		692,555	(736,987)

Increase (decrease) in net assets from operations		217,378	(910,361)

Contract owner transactions:
Proceeds from units sold		106,038	403,428
Cost of units redeemed		(1,859,035)	(1,287,027)
Account charges		(480)	(1,041)
Increase (decrease)		(1,753,477)	(884,640)
Net increase (decrease)		(1,536,099)	(1,795,001)
Net assets, beginning		2,260,847	4,055,848
Net assets, ending		$724,748	$2,260,847

Units sold		60,252	227,996
Units redeemed		(1,028,958)	(698,666)
Net increase (decrease)		(968,706)	(470,670)
Units outstanding, beginning		1,353,186	1,823,856
Units outstanding, ending		384,480	1,353,186

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$29,286,817
Cost of units redeemed/account charges			(34,535,332)
Net investment income (loss)			(396,176)
Net realized gain (loss)			3,222,611
Realized gain distributions			3,265,079
Net change in unrealized appreciation (depreciation)			(118,251)
Net assets			$724,748
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	384	$725	1.25%	12.8%	12/31/2023	$1.93	0	$0	1.00%	13.1%	12/31/2023	$1.97	0	$0	0.75%	13.4%
12/31/2022	1.67	1,353	2,261	1.25%	-24.9%	12/31/2022	1.70	0	0	1.00%	-24.7%	12/31/2022	1.74	0	0	0.75%	-24.5%
12/31/2021	2.22	1,824	4,056	1.25%	5.4%	12/31/2021	2.26	0	0	1.00%	5.7%	12/31/2021	2.30	0	0	0.75%	5.9%
12/31/2020	2.11	6,130	12,931	1.25%	26.5%	12/31/2020	2.14	0	0	1.00%	26.8%	12/31/2020	2.17	0	0	0.75%	27.1%
12/31/2019	1.67	10,580	17,644	1.25%	26.4%	12/31/2019	1.69	0	0	1.00%	26.7%	12/31/2019	1.71	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.02	0	$0	0.50%	13.7%	12/31/2023	$2.06	0	$0	0.25%	14.0%	12/31/2023	$2.11	0	$0	0.00%	14.2%
12/31/2022	1.77	0	0	0.50%	-24.3%	12/31/2022	1.81	0	0	0.25%	-24.1%	12/31/2022	1.85	0	0	0.00%	-23.9%
12/31/2021	2.34	0	0	0.50%	6.2%	12/31/2021	2.38	0	0	0.25%	6.5%	12/31/2021	2.43	0	0	0.00%	6.7%
12/31/2020	2.21	0	0	0.50%	27.4%	12/31/2020	2.24	0	0	0.25%	27.8%	12/31/2020	2.27	0	0	0.00%	28.1%
12/31/2019	1.73	0	0	0.50%	27.4%	12/31/2019	1.75	0	0	0.25%	27.7%	12/31/2019	1.77	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	1.0%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Research Fund Service Class - 06-919 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.54
Band 100	-	-	2.60
Band 75	-	-	2.66
Band 50	-	-	2.72
Band 25	-	-	2.78
Band 0	-	-	2.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.54	0	$0	1.25%	40.8%	12/31/2023	$2.60	0	$0	1.00%	41.1%	12/31/2023	$2.66	0	$0	0.75%	41.5%
12/31/2022	1.81	0	0	1.25%	-31.1%	12/31/2022	1.84	0	0	1.00%	-30.9%	12/31/2022	1.88	0	0	0.75%	-30.8%
12/31/2021	2.62	0	0	1.25%	18.4%	12/31/2021	2.67	0	0	1.00%	18.7%	12/31/2021	2.72	0	0	0.75%	19.0%
12/31/2020	2.21	0	0	1.25%	30.7%	12/31/2020	2.25	0	0	1.00%	31.0%	12/31/2020	2.28	0	0	0.75%	31.3%
12/31/2019	1.69	0	0	1.25%	33.2%	12/31/2019	1.72	0	0	1.00%	33.6%	12/31/2019	1.74	0	0	0.75%	33.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.72	0	$0	0.50%	41.8%	12/31/2023	$2.78	0	$0	0.25%	42.2%	12/31/2023	$2.85	0	$0	0.00%	42.6%
12/31/2022	1.92	0	0	0.50%	-30.6%	12/31/2022	1.96	0	0	0.25%	-30.4%	12/31/2022	2.00	0	0	0.00%	-30.2%
12/31/2021	2.76	0	0	0.50%	19.3%	12/31/2021	2.81	0	0	0.25%	19.6%	12/31/2021	2.86	0	0	0.00%	19.9%
12/31/2020	2.32	0	0	0.50%	31.6%	12/31/2020	2.35	0	0	0.25%	32.0%	12/31/2020	2.39	0	0	0.00%	32.3%
12/31/2019	1.76	0	0	0.50%	34.2%	12/31/2019	1.78	0	0	0.25%	34.6%	12/31/2019	1.80	0	0	0.00%	34.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund Service Class - 06-921

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$797,747	$912,776	36,908
Receivables: investments sold	87,686
Payables: investments purchased	-
Net assets	$885,433

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$885,433	471,581	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.96
Band 50	-	-	2.01
Band 25	-	-	2.05
Band 0	-	-	2.10
Total	$885,433	471,581

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,311)
Net investment income (loss)			(12,311)

Gain (loss) on investments:
Net realized gain (loss)			(171,967)
Realized gain distributions			56,074
Net change in unrealized appreciation (depreciation)			239,120
Net gain (loss)			123,227

Increase (decrease) in net assets from operations			$110,916

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,311)	$(20,472)
Net realized gain (loss)		(171,967)	(177,590)
Realized gain distributions		56,074	78,472
Net change in unrealized appreciation (depreciation)		239,120	(452,877)

Increase (decrease) in net assets from operations		110,916	(572,467)

Contract owner transactions:
Proceeds from units sold		249,481	322,467
Cost of units redeemed		(706,867)	(956,702)
Account charges		(588)	(790)
Increase (decrease)		(457,974)	(635,025)
Net increase (decrease)		(347,058)	(1,207,492)
Net assets, beginning		1,232,491	2,439,983
Net assets, ending		$885,433	$1,232,491

Units sold		138,426	182,911
Units redeemed		(406,953)	(543,428)
Net increase (decrease)		(268,527)	(360,517)
Units outstanding, beginning		740,108	1,100,625
Units outstanding, ending		471,581	740,108

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,359,211
Cost of units redeemed/account charges			(7,724,584)
Net investment income (loss)			(56,915)
Net realized gain (loss)			386,784
Realized gain distributions			1,035,966
Net change in unrealized appreciation (depreciation)			(115,029)
Net assets			$885,433
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	472	$885	1.25%	12.7%	12/31/2023	$1.92	0	$0	1.00%	13.0%	12/31/2023	$1.96	0	$0	0.75%	13.3%
12/31/2022	1.67	740	1,232	1.25%	-24.9%	12/31/2022	1.70	0	0	1.00%	-24.7%	12/31/2022	1.73	0	0	0.75%	-24.5%
12/31/2021	2.22	1,101	2,440	1.25%	5.4%	12/31/2021	2.26	0	0	1.00%	5.6%	12/31/2021	2.30	0	0	0.75%	5.9%
12/31/2020	2.10	1,216	2,558	1.25%	26.4%	12/31/2020	2.14	0	0	1.00%	26.7%	12/31/2020	2.17	0	0	0.75%	27.1%
12/31/2019	1.66	1,174	1,954	1.25%	26.3%	12/31/2019	1.69	0	0	1.00%	26.6%	12/31/2019	1.71	0	0	0.75%	27.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	0	$0	0.50%	13.6%	12/31/2023	$2.05	0	$0	0.25%	13.9%	12/31/2023	$2.10	0	$0	0.00%	14.2%
12/31/2022	1.77	0	0	0.50%	-24.3%	12/31/2022	1.80	0	0	0.25%	-24.1%	12/31/2022	1.84	0	0	0.00%	-23.9%
12/31/2021	2.34	0	0	0.50%	6.2%	12/31/2021	2.38	0	0	0.25%	6.4%	12/31/2021	2.42	0	0	0.00%	6.7%
12/31/2020	2.20	0	0	0.50%	27.4%	12/31/2020	2.23	0	0	0.25%	27.7%	12/31/2020	2.27	72	164	0.00%	28.0%
12/31/2019	1.73	0	0	0.50%	27.3%	12/31/2019	1.75	0	0	0.25%	27.6%	12/31/2019	1.77	271	479	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	2.0%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$60,860	$62,946	6,142
Receivables: investments sold	7
Payables: investments purchased	-
Net assets	$60,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$34,717	19,745	$1.76
Band 100	26,150	14,550	1.80
Band 75	-	-	1.84
Band 50	-	-	1.88
Band 25	-	-	1.92
Band 0	-	-	1.96
Total	$60,867	34,295

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$219
Mortality & expense charges			(632)
Net investment income (loss)			(413)

Gain (loss) on investments:
Net realized gain (loss)			(45)
Realized gain distributions			1,868
Net change in unrealized appreciation (depreciation)			5,698
Net gain (loss)			7,521

Increase (decrease) in net assets from operations			$7,108

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(413)	$214
Net realized gain (loss)		(45)	(72)
Realized gain distributions		1,868	336
Net change in unrealized appreciation (depreciation)		5,698	(9,267)

Increase (decrease) in net assets from operations		7,108	(8,789)

Contract owner transactions:
Proceeds from units sold		3,319	2,678
Cost of units redeemed		-	(283)
Account charges		(19)	(19)
Increase (decrease)		3,300	2,376
Net increase (decrease)		10,408	(6,413)
Net assets, beginning		50,459	56,872
Net assets, ending		$60,867	$50,459

Units sold		2,025	1,707
Units redeemed		(11)	(188)
Net increase (decrease)		2,014	1,519
Units outstanding, beginning		32,281	30,762
Units outstanding, ending		34,295	32,281

* Date of Fund Inception into Variable Account: 3 /24 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,660,437
Cost of units redeemed/account charges			(7,432,997)
Net investment income (loss)			(34,274)
Net realized gain (loss)			(156,222)
Realized gain distributions			26,009
Net change in unrealized appreciation (depreciation)			(2,086)
Net assets			$60,867
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	20	$35	1.25%	13.5%	12/31/2023	$1.80	15	$26	1.00%	13.8%	12/31/2023	$1.84	0	$0	0.75%	14.0%
12/31/2022	1.55	18	27	1.25%	-15.5%	12/31/2022	1.58	15	23	1.00%	-15.3%	12/31/2022	1.61	0	0	0.75%	-15.1%
12/31/2021	1.83	16	30	1.25%	17.7%	12/31/2021	1.87	15	27	1.00%	18.0%	12/31/2021	1.90	0	0	0.75%	18.3%
12/31/2020	1.56	28	44	1.25%	11.0%	12/31/2020	1.58	24	37	1.00%	11.3%	12/31/2020	1.60	0	0	0.75%	11.6%
12/31/2019	1.40	31	44	1.25%	21.6%	12/31/2019	1.42	24	34	1.00%	22.0%	12/31/2019	1.44	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	0	$0	0.50%	14.3%	12/31/2023	$1.92	0	$0	0.25%	14.6%	12/31/2023	$1.96	0	$0	0.00%	14.9%
12/31/2022	1.64	0	0	0.50%	-14.9%	12/31/2022	1.67	0	0	0.25%	-14.7%	12/31/2022	1.71	0	0	0.00%	-14.5%
12/31/2021	1.93	0	0	0.50%	18.6%	12/31/2021	1.96	0	0	0.25%	18.9%	12/31/2021	2.00	0	0	0.00%	19.2%
12/31/2020	1.63	0	0	0.50%	11.8%	12/31/2020	1.65	0	0	0.25%	12.1%	12/31/2020	1.67	0	0	0.00%	12.4%
12/31/2019	1.45	0	0	0.50%	22.6%	12/31/2019	1.47	0	0	0.25%	22.9%	12/31/2019	1.49	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	1.5%
2021	10.0%
2020	4.3%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund S Class - 06-CGW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$783	$754	11
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$784

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$784	433	$1.81
Band 100	-	-	1.85
Band 75	-	-	1.89
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$784	433

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			30
Net change in unrealized appreciation (depreciation)			20
Net gain (loss)			50

Increase (decrease) in net assets from operations			$48

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$(304)
Net realized gain (loss)		-	(1,315)
Realized gain distributions		30	-
Net change in unrealized appreciation (depreciation)		20	(9,560)

Increase (decrease) in net assets from operations		48	(11,179)

Contract owner transactions:
Proceeds from units sold		570	770
Cost of units redeemed		-	(47,424)
Account charges		-	-
Increase (decrease)		570	(46,654)
Net increase (decrease)		618	(57,833)
Net assets, beginning		166	57,999
Net assets, ending		$784	$166

Units sold		336	477
Units redeemed		-	(32,799)
Net increase (decrease)		336	(32,322)
Units outstanding, beginning		97	32,419
Units outstanding, ending		433	97

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$189,654
Cost of units redeemed/account charges			(218,952)
Net investment income (loss)			73
Net realized gain (loss)			12,130
Realized gain distributions			17,850
Net change in unrealized appreciation (depreciation)			29
Net assets			$784
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	0	$1	1.25%	5.8%	12/31/2023	$1.85	0	$0	1.00%	6.0%	12/31/2023	$1.89	0	$0	0.75%	6.3%
12/31/2022	1.71	0	0	1.25%	-4.3%	12/31/2022	1.74	0	0	1.00%	-4.0%	12/31/2022	1.77	0	0	0.75%	-3.8%
12/31/2021	1.79	32	58	1.25%	5.1%	12/31/2021	1.82	0	0	1.00%	5.3%	12/31/2021	1.84	0	0	0.75%	5.6%
12/31/2020	1.70	32	54	1.25%	23.5%	12/31/2020	1.72	0	0	1.00%	23.8%	12/31/2020	1.75	0	0	0.75%	24.2%
12/31/2019	1.38	31	43	1.25%	27.1%	12/31/2019	1.39	0	0	1.00%	27.5%	12/31/2019	1.41	0	0	0.75%	27.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	0	$0	0.50%	6.6%	12/31/2023	$1.96	0	$0	0.25%	6.8%	12/31/2023	$2.00	0	$0	0.00%	7.1%
12/31/2022	1.81	0	0	0.50%	-3.5%	12/31/2022	1.84	0	0	0.25%	-3.3%	12/31/2022	1.87	0	0	0.00%	-3.1%
12/31/2021	1.87	0	0	0.50%	5.9%	12/31/2021	1.90	0	0	0.25%	6.1%	12/31/2021	1.93	0	0	0.00%	6.4%
12/31/2020	1.77	0	0	0.50%	24.5%	12/31/2020	1.79	0	0	0.25%	24.8%	12/31/2020	1.81	0	0	0.00%	25.1%
12/31/2019	1.42	0	0	0.50%	28.1%	12/31/2019	1.44	0	0	0.25%	28.4%	12/31/2019	1.45	0	0	0.00%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	3.5%
2020	0.9%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund T Class - 06-CGX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.85
Band 100	-	-	1.89
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(56)
Net realized gain (loss)		-	255
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(1,021)

Increase (decrease) in net assets from operations		-	(822)

Contract owner transactions:
Proceeds from units sold		-	630
Cost of units redeemed		-	(8,596)
Account charges		-	-
Increase (decrease)		-	(7,966)
Net increase (decrease)		-	(8,788)
Net assets, beginning		-	8,788
Net assets, ending		$-	$-

Units sold		-	392
Units redeemed		-	(5,226)
Net increase (decrease)		-	(4,834)
Units outstanding, beginning		-	4,834
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$174,239
Cost of units redeemed/account charges			(213,640)
Net investment income (loss)			1,011
Net realized gain (loss)			21,534
Realized gain distributions			16,856
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	1.25%	6.1%	12/31/2023	$1.89	0	$0	1.00%	6.3%	12/31/2023	$1.93	0	$0	0.75%	6.6%
12/31/2022	1.75	0	0	1.25%	-4.0%	12/31/2022	1.78	0	0	1.00%	-3.8%	12/31/2022	1.81	0	0	0.75%	-3.5%
12/31/2021	1.82	5	9	1.25%	5.4%	12/31/2021	1.85	0	0	1.00%	5.6%	12/31/2021	1.87	0	0	0.75%	5.9%
12/31/2020	1.73	4	8	1.25%	23.9%	12/31/2020	1.75	0	0	1.00%	24.2%	12/31/2020	1.77	0	0	0.75%	24.5%
12/31/2019	1.39	8	11	1.25%	27.5%	12/31/2019	1.41	0	0	1.00%	27.8%	12/31/2019	1.42	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	0	$0	0.50%	6.9%	12/31/2023	$2.01	0	$0	0.25%	7.1%	12/31/2023	$2.05	0	$0	0.00%	7.4%
12/31/2022	1.84	0	0	0.50%	-3.3%	12/31/2022	1.87	0	0	0.25%	-3.0%	12/31/2022	1.91	0	0	0.00%	-2.8%
12/31/2021	1.90	0	0	0.50%	6.2%	12/31/2021	1.93	0	0	0.25%	6.4%	12/31/2021	1.96	0	0	0.00%	6.7%
12/31/2020	1.79	0	0	0.50%	24.8%	12/31/2020	1.82	0	0	0.25%	25.1%	12/31/2020	1.84	0	0	0.00%	25.4%
12/31/2019	1.44	0	0	0.50%	28.5%	12/31/2019	1.45	0	0	0.25%	28.8%	12/31/2019	1.47	0	0	0.00%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	3.7%
2020	0.8%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund A Class - 06-CMC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$768,030	$761,525	6,207
Receivables: investments sold	2,495
Payables: investments purchased	-
Net assets	$770,525

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$770,525	335,828	$2.29
Band 100	-	-	2.34
Band 75	-	-	2.38
Band 50	-	-	2.43
Band 25	-	-	2.48
Band 0	-	-	2.52
Total	$770,525	335,828

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(8,246)
Net investment income (loss)			(8,246)

Gain (loss) on investments:
Net realized gain (loss)			(65,588)
Realized gain distributions			56,187
Net change in unrealized appreciation (depreciation)			116,492
Net gain (loss)			107,091

Increase (decrease) in net assets from operations			$98,845

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(8,246)	$(6,766)
Net realized gain (loss)		(65,588)	(3,978)
Realized gain distributions		56,187	54,985
Net change in unrealized appreciation (depreciation)		116,492	(151,963)

Increase (decrease) in net assets from operations		98,845	(107,722)

Contract owner transactions:
Proceeds from units sold		519,215	90,645
Cost of units redeemed		(404,442)	(26,971)
Account charges		(200)	(211)
Increase (decrease)		114,573	63,463
Net increase (decrease)		213,418	(44,259)
Net assets, beginning		557,107	601,366
Net assets, ending		$770,525	$557,107

Units sold		249,486	44,515
Units redeemed		(195,606)	(14,074)
Net increase (decrease)		53,880	30,441
Units outstanding, beginning		281,948	251,507
Units outstanding, ending		335,828	281,948

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,328,437
Cost of units redeemed/account charges			(3,391,599)
Net investment income (loss)			(80,940)
Net realized gain (loss)			499,622
Realized gain distributions			408,500
Net change in unrealized appreciation (depreciation)			6,505
Net assets			$770,525
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.29	336	$771	1.25%	16.1%	12/31/2023	$2.34	0	$0	1.00%	16.4%	12/31/2023	$2.38	0	$0	0.75%	16.7%
12/31/2022	1.98	282	557	1.25%	-17.4%	12/31/2022	2.01	0	0	1.00%	-17.2%	12/31/2022	2.04	0	0	0.75%	-16.9%
12/31/2021	2.39	252	601	1.25%	15.5%	12/31/2021	2.42	0	0	1.00%	15.8%	12/31/2021	2.46	0	0	0.75%	16.1%
12/31/2020	2.07	235	487	1.25%	18.4%	12/31/2020	2.09	0	0	1.00%	18.7%	12/31/2020	2.12	0	0	0.75%	19.0%
12/31/2019	1.75	821	1,434	1.25%	33.1%	12/31/2019	1.76	0	0	1.00%	33.4%	12/31/2019	1.78	0	0	0.75%	33.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.43	0	$0	0.50%	17.0%	12/31/2023	$2.48	0	$0	0.25%	17.3%	12/31/2023	$2.52	0	$0	0.00%	17.6%
12/31/2022	2.08	0	0	0.50%	-16.7%	12/31/2022	2.11	0	0	0.25%	-16.5%	12/31/2022	2.15	0	0	0.00%	-16.3%
12/31/2021	2.49	0	0	0.50%	16.4%	12/31/2021	2.53	0	0	0.25%	16.7%	12/31/2021	2.57	0	0	0.00%	17.0%
12/31/2020	2.14	0	0	0.50%	19.3%	12/31/2020	2.17	0	0	0.25%	19.6%	12/31/2020	2.19	0	0	0.00%	19.9%
12/31/2019	1.80	0	0	0.50%	34.1%	12/31/2019	1.81	0	0	0.25%	34.5%	12/31/2019	1.83	0	0	0.00%	34.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.8%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund S Class - 06-CMF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$486,491	$487,269	3,969
Receivables: investments sold	845
Payables: investments purchased	-
Net assets	$487,336

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$487,336	213,076	$2.29
Band 100	-	-	2.33
Band 75	-	-	2.38
Band 50	-	-	2.42
Band 25	-	-	2.47
Band 0	-	-	2.52
Total	$487,336	213,076

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,602)
Net investment income (loss)			(5,602)

Gain (loss) on investments:
Net realized gain (loss)			(1,242)
Realized gain distributions			35,869
Net change in unrealized appreciation (depreciation)			37,999
Net gain (loss)			72,626

Increase (decrease) in net assets from operations			$67,024

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,602)	$(6,929)
Net realized gain (loss)		(1,242)	6,298
Realized gain distributions		35,869	41,988
Net change in unrealized appreciation (depreciation)		37,999	(183,695)

Increase (decrease) in net assets from operations		67,024	(142,338)

Contract owner transactions:
Proceeds from units sold		38,565	32,814
Cost of units redeemed		(32,738)	(255,852)
Account charges		(193)	(191)
Increase (decrease)		5,634	(223,229)
Net increase (decrease)		72,658	(365,567)
Net assets, beginning		414,678	780,245
Net assets, ending		$487,336	$414,678

Units sold		18,273	16,612
Units redeemed		(15,622)	(133,258)
Net increase (decrease)		2,651	(116,646)
Units outstanding, beginning		210,425	327,071
Units outstanding, ending		213,076	210,425

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,022,127
Cost of units redeemed/account charges			(923,344)
Net investment income (loss)			(44,531)
Net realized gain (loss)			126,161
Realized gain distributions			307,701
Net change in unrealized appreciation (depreciation)			(778)
Net assets			$487,336
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.29	213	$487	1.25%	16.1%	12/31/2023	$2.33	0	$0	1.00%	16.3%	12/31/2023	$2.38	0	$0	0.75%	16.6%
12/31/2022	1.97	210	415	1.25%	-17.4%	12/31/2022	2.00	0	0	1.00%	-17.2%	12/31/2022	2.04	0	0	0.75%	-17.0%
12/31/2021	2.39	327	780	1.25%	15.5%	12/31/2021	2.42	0	0	1.00%	15.8%	12/31/2021	2.45	0	0	0.75%	16.0%
12/31/2020	2.07	344	710	1.25%	18.4%	12/31/2020	2.09	0	0	1.00%	18.7%	12/31/2020	2.11	0	0	0.75%	19.0%
12/31/2019	1.75	377	657	1.25%	33.0%	12/31/2019	1.76	0	0	1.00%	33.4%	12/31/2019	1.78	0	0	0.75%	33.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.42	0	$0	0.50%	16.9%	12/31/2023	$2.47	0	$0	0.25%	17.2%	12/31/2023	$2.52	0	$0	0.00%	17.5%
12/31/2022	2.07	0	0	0.50%	-16.8%	12/31/2022	2.11	0	0	0.25%	-16.6%	12/31/2022	2.14	0	0	0.00%	-16.4%
12/31/2021	2.49	0	0	0.50%	16.3%	12/31/2021	2.52	0	0	0.25%	16.6%	12/31/2021	2.56	0	0	0.00%	16.9%
12/31/2020	2.14	0	0	0.50%	19.2%	12/31/2020	2.16	0	0	0.25%	19.5%	12/31/2020	2.19	0	0	0.00%	19.8%
12/31/2019	1.79	0	0	0.50%	34.0%	12/31/2019	1.81	0	0	0.25%	34.4%	12/31/2019	1.83	0	0	0.00%	34.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.7%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Fund N Class - 06-CYC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,881,328	$11,328,575	280,757
Receivables: investments sold	8,737
Payables: investments purchased	-
Net assets	$11,890,065

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,890,065	6,861,550	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.80
Band 50	-	-	1.83
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$11,890,065	6,861,550

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$288,964
Mortality & expense charges			(143,196)
Net investment income (loss)			145,768

Gain (loss) on investments:
Net realized gain (loss)			(73,849)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,372,687
Net gain (loss)			1,298,838

Increase (decrease) in net assets from operations			$1,444,606

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$145,768	$(15,135)
Net realized gain (loss)		(73,849)	(554,568)
Realized gain distributions		-	80,052
Net change in unrealized appreciation (depreciation)		1,372,687	(2,419,290)

Increase (decrease) in net assets from operations		1,444,606	(2,908,941)

Contract owner transactions:
Proceeds from units sold		3,337,757	2,965,138
Cost of units redeemed		(2,498,233)	(7,721,328)
Account charges		(6,571)	(7,408)
Increase (decrease)		832,953	(4,763,598)
Net increase (decrease)		2,277,559	(7,672,539)
Net assets, beginning		9,612,506	17,285,045
Net assets, ending		$11,890,065	$9,612,506

Units sold		2,096,604	1,999,677
Units redeemed		(1,564,501)	(5,058,964)
Net increase (decrease)		532,103	(3,059,287)
Units outstanding, beginning		6,329,447	9,388,734
Units outstanding, ending		6,861,550	6,329,447

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$28,998,180
Cost of units redeemed/account charges			(18,759,148)
Net investment income (loss)			239,771
Net realized gain (loss)			(7,299)
Realized gain distributions			865,808
Net change in unrealized appreciation (depreciation)			552,753
Net assets			$11,890,065
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	6,862	$11,890	1.25%	14.1%	12/31/2023	$1.76	0	$0	1.00%	14.4%	12/31/2023	$1.80	0	$0	0.75%	14.7%
12/31/2022	1.52	6,329	9,613	1.25%	-17.5%	12/31/2022	1.54	0	0	1.00%	-17.3%	12/31/2022	1.57	0	0	0.75%	-17.1%
12/31/2021	1.84	9,389	17,285	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.89	0	0	0.75%	16.4%
12/31/2020	1.59	3,329	5,289	1.25%	13.1%	12/31/2020	1.61	0	0	1.00%	13.3%	12/31/2020	1.62	0	0	0.75%	13.6%
12/31/2019	1.41	2,642	3,713	1.25%	21.1%	12/31/2019	1.42	0	0	1.00%	21.4%	12/31/2019	1.43	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.83	0	$0	0.50%	15.0%	12/31/2023	$1.86	0	$0	0.25%	15.2%	12/31/2023	$1.89	0	$0	0.00%	15.5%
12/31/2022	1.59	0	0	0.50%	-16.9%	12/31/2022	1.61	0	0	0.25%	-16.7%	12/31/2022	1.64	0	0	0.00%	-16.5%
12/31/2021	1.91	0	0	0.50%	16.7%	12/31/2021	1.94	0	0	0.25%	17.0%	12/31/2021	1.96	0	0	0.00%	17.3%
12/31/2020	1.64	0	0	0.50%	13.9%	12/31/2020	1.65	0	0	0.25%	14.2%	12/31/2020	1.67	0	0	0.00%	14.5%
12/31/2019	1.44	0	0	0.50%	22.1%	12/31/2019	1.45	0	0	0.25%	22.4%	12/31/2019	1.46	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	1.1%
2021	1.7%
2020	1.7%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Enterprise Fund N Class - 06-CYF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,371,882	$1,330,951	10,326
Receivables: investments sold	975
Payables: investments purchased	-
Net assets	$1,372,857

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,372,857	638,437	$2.15
Band 100	-	-	2.19
Band 75	-	-	2.23
Band 50	-	-	2.27
Band 25	-	-	2.31
Band 0	-	-	2.35
Total	$1,372,857	638,437

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(12,813)
Net investment income (loss)			(12,813)

Gain (loss) on investments:
Net realized gain (loss)			(36,013)
Realized gain distributions			92,524
Net change in unrealized appreciation (depreciation)			121,496
Net gain (loss)			178,007

Increase (decrease) in net assets from operations			$165,194

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,813)	$(6,688)
Net realized gain (loss)		(36,013)	(13,627)
Realized gain distributions		92,524	57,195
Net change in unrealized appreciation (depreciation)		121,496	(122,510)

Increase (decrease) in net assets from operations		165,194	(85,630)

Contract owner transactions:
Proceeds from units sold		991,392	295,161
Cost of units redeemed		(383,102)	(169,396)
Account charges		(526)	-
Increase (decrease)		607,764	125,765
Net increase (decrease)		772,958	40,135
Net assets, beginning		599,899	559,764
Net assets, ending		$1,372,857	$599,899

Units sold		633,420	163,595
Units redeemed		(320,381)	(90,260)
Net increase (decrease)		313,039	73,335
Units outstanding, beginning		325,398	252,063
Units outstanding, ending		638,437	325,398

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,300,892
Cost of units redeemed/account charges			(2,471,443)
Net investment income (loss)			(31,510)
Net realized gain (loss)			197,141
Realized gain distributions			336,846
Net change in unrealized appreciation (depreciation)			40,931
Net assets			$1,372,857
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.15	638	$1,373	1.25%	16.6%	12/31/2023	$2.19	0	$0	1.00%	16.9%	12/31/2023	$2.23	0	$0	0.75%	17.2%
12/31/2022	1.84	325	600	1.25%	-17.0%	12/31/2022	1.87	0	0	1.00%	-16.8%	12/31/2022	1.90	0	0	0.75%	-16.6%
12/31/2021	2.22	252	560	1.25%	16.0%	12/31/2021	2.25	0	0	1.00%	16.3%	12/31/2021	2.28	0	0	0.75%	16.6%
12/31/2020	1.91	230	440	1.25%	18.9%	12/31/2020	1.93	0	0	1.00%	19.2%	12/31/2020	1.95	0	0	0.75%	19.5%
12/31/2019	1.61	118	189	1.25%	33.7%	12/31/2019	1.62	0	0	1.00%	34.1%	12/31/2019	1.63	0	0	0.75%	34.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.27	0	$0	0.50%	17.5%	12/31/2023	$2.31	0	$0	0.25%	17.8%	12/31/2023	$2.35	0	$0	0.00%	18.1%
12/31/2022	1.93	0	0	0.50%	-16.4%	12/31/2022	1.96	0	0	0.25%	-16.1%	12/31/2022	1.99	0	0	0.00%	-15.9%
12/31/2021	2.31	0	0	0.50%	16.9%	12/31/2021	2.34	0	0	0.25%	17.2%	12/31/2021	2.37	0	0	0.00%	17.5%
12/31/2020	1.97	0	0	0.50%	19.8%	12/31/2020	1.99	0	0	0.25%	20.1%	12/31/2020	2.01	0	0	0.00%	20.4%
12/31/2019	1.65	0	0	0.50%	34.7%	12/31/2019	1.66	0	0	0.25%	35.1%	12/31/2019	1.67	0	0	0.00%	35.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	1.2%
2020	0.5%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Flexible Bond Fund N Class - 06-CYG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,264,556	$6,744,192	665,446
Receivables: investments sold	23,967
Payables: investments purchased	-
Net assets	$6,288,523

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,288,523	6,043,060	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$6,288,523	6,043,060

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$243,063
Mortality & expense charges			(71,364)
Net investment income (loss)			171,699

Gain (loss) on investments:
Net realized gain (loss)			(99,892)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			210,662
Net gain (loss)			110,770

Increase (decrease) in net assets from operations			$282,469

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$171,699	$80,160
Net realized gain (loss)		(99,892)	(98,481)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		210,662	(887,674)

Increase (decrease) in net assets from operations		282,469	(905,995)

Contract owner transactions:
Proceeds from units sold		1,731,502	1,310,767
Cost of units redeemed		(1,150,281)	(1,327,242)
Account charges		(1,544)	(1,027)
Increase (decrease)		579,677	(17,502)
Net increase (decrease)		862,146	(923,497)
Net assets, beginning		5,426,377	6,349,874
Net assets, ending		$6,288,523	$5,426,377

Units sold		1,752,524	1,298,139
Units redeemed		(1,163,712)	(1,285,673)
Net increase (decrease)		588,812	12,466
Units outstanding, beginning		5,454,248	5,441,782
Units outstanding, ending		6,043,060	5,454,248

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,958,181
Cost of units redeemed/account charges			(6,474,283)
Net investment income (loss)			417,984
Net realized gain (loss)			(133,723)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(479,636)
Net assets			$6,288,523
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	6,043	$6,289	1.25%	4.6%	12/31/2023	$1.06	0	$0	1.00%	4.9%	12/31/2023	$1.08	0	$0	0.75%	5.1%
12/31/2022	0.99	5,454	5,426	1.25%	-14.7%	12/31/2022	1.01	0	0	1.00%	-14.5%	12/31/2022	1.03	0	0	0.75%	-14.3%
12/31/2021	1.17	5,442	6,350	1.25%	-2.0%	12/31/2021	1.18	0	0	1.00%	-1.7%	12/31/2021	1.20	0	0	0.75%	-1.5%
12/31/2020	1.19	4,286	5,101	1.25%	9.6%	12/31/2020	1.20	0	0	1.00%	9.9%	12/31/2020	1.21	0	0	0.75%	10.2%
12/31/2019	1.09	3,989	4,332	1.25%	8.3%	12/31/2019	1.09	0	0	1.00%	8.6%	12/31/2019	1.10	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	5.4%	12/31/2023	$1.12	0	$0	0.25%	5.6%	12/31/2023	$1.14	0	$0	0.00%	5.9%
12/31/2022	1.04	0	0	0.50%	-14.1%	12/31/2022	1.06	0	0	0.25%	-13.9%	12/31/2022	1.07	0	0	0.00%	-13.7%
12/31/2021	1.21	0	0	0.50%	-1.2%	12/31/2021	1.23	0	0	0.25%	-1.0%	12/31/2021	1.24	0	0	0.00%	-0.7%
12/31/2020	1.23	0	0	0.50%	10.4%	12/31/2020	1.24	0	0	0.25%	10.7%	12/31/2020	1.25	0	0	0.00%	11.0%
12/31/2019	1.11	0	0	0.50%	9.1%	12/31/2019	1.12	0	0	0.25%	9.4%	12/31/2019	1.13	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	2.6%
2021	2.0%
2020	2.7%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Triton Fund N Class - 06-CYH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,597,605	$9,806,844	323,603
Receivables: investments sold	16,720
Payables: investments purchased	-
Net assets	$8,614,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,311,322	4,348,201	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	1,303,003	709,492	1.84
Total	$8,614,325	5,057,693

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(86,615)
Net investment income (loss)			(86,615)

Gain (loss) on investments:
Net realized gain (loss)			(476,058)
Realized gain distributions			570,527
Net change in unrealized appreciation (depreciation)			987,174
Net gain (loss)			1,081,643

Increase (decrease) in net assets from operations			$995,028

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(86,615)	$(84,946)
Net realized gain (loss)		(476,058)	(348,474)
Realized gain distributions		570,527	420,410
Net change in unrealized appreciation (depreciation)		987,174	(2,724,179)

Increase (decrease) in net assets from operations		995,028	(2,737,189)

Contract owner transactions:
Proceeds from units sold		2,572,730	1,312,580
Cost of units redeemed		(2,268,316)	(4,421,753)
Account charges		(4,741)	(4,501)
Increase (decrease)		299,673	(3,113,674)
Net increase (decrease)		1,294,701	(5,850,863)
Net assets, beginning		7,319,624	13,170,487
Net assets, ending		$8,614,325	$7,319,624

Units sold		1,632,465	833,129
Units redeemed		(1,450,645)	(2,578,196)
Net increase (decrease)		181,820	(1,745,067)
Units outstanding, beginning		4,875,873	6,620,940
Units outstanding, ending		5,057,693	4,875,873

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$25,026,719
Cost of units redeemed/account charges			(20,089,549)
Net investment income (loss)			(135,112)
Net realized gain (loss)			769,725
Realized gain distributions			4,251,781
Net change in unrealized appreciation (depreciation)			(1,209,239)
Net assets			$8,614,325
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	4,348	$7,311	1.25%	13.4%	12/31/2023	$1.71	0	$0	1.00%	13.6%	12/31/2023	$1.74	0	$0	0.75%	13.9%
12/31/2022	1.48	4,130	6,127	1.25%	-24.5%	12/31/2022	1.51	0	0	1.00%	-24.3%	12/31/2022	1.53	0	0	0.75%	-24.2%
12/31/2021	1.97	5,397	10,608	1.25%	5.9%	12/31/2021	1.99	0	0	1.00%	6.1%	12/31/2021	2.02	0	0	0.75%	6.4%
12/31/2020	1.86	5,915	10,980	1.25%	27.1%	12/31/2020	1.88	0	0	1.00%	27.4%	12/31/2020	1.89	0	0	0.75%	27.7%
12/31/2019	1.46	5,378	7,857	1.25%	27.0%	12/31/2019	1.47	0	0	1.00%	27.3%	12/31/2019	1.48	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	0	$0	0.50%	14.2%	12/31/2023	$1.80	0	$0	0.25%	14.5%	12/31/2023	$1.84	709	$1,303	0.00%	14.8%
12/31/2022	1.55	0	0	0.50%	-24.0%	12/31/2022	1.58	0	0	0.25%	-23.8%	12/31/2022	1.60	745	1,193	0.00%	-23.6%
12/31/2021	2.04	0	0	0.50%	6.7%	12/31/2021	2.07	0	0	0.25%	6.9%	12/31/2021	2.09	1,224	2,562	0.00%	7.2%
12/31/2020	1.91	0	0	0.50%	28.0%	12/31/2020	1.93	0	0	0.25%	28.3%	12/31/2020	1.95	1,398	2,730	0.00%	28.7%
12/31/2019	1.49	0	0	0.50%	28.0%	12/31/2019	1.51	0	0	0.25%	28.3%	12/31/2019	1.52	1,706	2,590	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	1.9%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Small Cap Value Fund N Class - 06-FCH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,604,395	$1,502,281	68,287
Receivables: investments sold	1,044
Payables: investments purchased	-
Net assets	$1,605,439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,605,439	1,206,638	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$1,605,439	1,206,638

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,948
Mortality & expense charges			(20,311)
Net investment income (loss)			(3,363)

Gain (loss) on investments:
Net realized gain (loss)			71,120
Realized gain distributions			66,966
Net change in unrealized appreciation (depreciation)			99,820
Net gain (loss)			237,906

Increase (decrease) in net assets from operations			$234,543

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,363)	$(13,813)
Net realized gain (loss)		71,120	263,003
Realized gain distributions		66,966	87,923
Net change in unrealized appreciation (depreciation)		99,820	(651,340)

Increase (decrease) in net assets from operations		234,543	(314,227)

Contract owner transactions:
Proceeds from units sold		249,645	783,275
Cost of units redeemed		(1,300,380)	(1,620,459)
Account charges		(1,081)	(1,935)
Increase (decrease)		(1,051,816)	(839,119)
Net increase (decrease)		(817,273)	(1,153,346)
Net assets, beginning		2,422,712	3,576,058
Net assets, ending		$1,605,439	$2,422,712

Units sold		205,603	653,411
Units redeemed		(1,038,615)	(1,298,822)
Net increase (decrease)		(833,012)	(645,411)
Units outstanding, beginning		2,039,650	2,685,061
Units outstanding, ending		1,206,638	2,039,650

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,291,498
Cost of units redeemed/account charges			(5,613,357)
Net investment income (loss)			(16,783)
Net realized gain (loss)			638,373
Realized gain distributions			203,594
Net change in unrealized appreciation (depreciation)			102,114
Net assets			$1,605,439
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	1,207	$1,605	1.25%	12.0%	12/31/2023	$1.35	0	$0	1.00%	12.3%	12/31/2023	$1.38	0	$0	0.75%	12.6%
12/31/2022	1.19	2,040	2,423	1.25%	-10.8%	12/31/2022	1.21	0	0	1.00%	-10.6%	12/31/2022	1.22	0	0	0.75%	-10.4%
12/31/2021	1.33	2,685	3,576	1.25%	21.3%	12/31/2021	1.35	0	0	1.00%	21.6%	12/31/2021	1.37	0	0	0.75%	21.9%
12/31/2020	1.10	2,711	2,975	1.25%	-7.7%	12/31/2020	1.11	0	0	1.00%	-7.5%	12/31/2020	1.12	0	0	0.75%	-7.3%
12/31/2019	1.19	757	901	1.25%	24.7%	12/31/2019	1.20	0	0	1.00%	25.1%	12/31/2019	1.21	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	12.9%	12/31/2023	$1.43	0	$0	0.25%	13.1%	12/31/2023	$1.45	0	$0	0.00%	13.4%
12/31/2022	1.24	0	0	0.50%	-10.1%	12/31/2022	1.26	0	0	0.25%	-9.9%	12/31/2022	1.28	0	0	0.00%	-9.7%
12/31/2021	1.38	0	0	0.50%	22.2%	12/31/2021	1.40	0	0	0.25%	22.5%	12/31/2021	1.42	0	0	0.00%	22.9%
12/31/2020	1.13	0	0	0.50%	-7.0%	12/31/2020	1.14	0	0	0.25%	-6.8%	12/31/2020	1.15	0	0	0.00%	-6.6%
12/31/2019	1.22	0	0	0.50%	25.7%	12/31/2019	1.23	0	0	0.25%	26.0%	12/31/2019	1.24	0	0	0.00%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.6%
2021	1.0%
2020	1.9%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund A Class - 06-GMH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,001	$79,275	11,658
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$70,998

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,998	62,973	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.16
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$70,998	62,973

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,243
Mortality & expense charges			(825)
Net investment income (loss)			4,418

Gain (loss) on investments:
Net realized gain (loss)			(1,014)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,573
Net gain (loss)			1,559

Increase (decrease) in net assets from operations			$5,977

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,418	$4,573
Net realized gain (loss)		(1,014)	(3,353)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,573	(9,431)

Increase (decrease) in net assets from operations		5,977	(8,211)

Contract owner transactions:
Proceeds from units sold		3,197	19,429
Cost of units redeemed		(7,346)	(26,184)
Account charges		(4)	(4)
Increase (decrease)		(4,153)	(6,759)
Net increase (decrease)		1,824	(14,970)
Net assets, beginning		69,174	84,144
Net assets, ending		$70,998	$69,174

Units sold		2,992	17,364
Units redeemed		(6,757)	(25,581)
Net increase (decrease)		(3,765)	(8,217)
Units outstanding, beginning		66,738	74,955
Units outstanding, ending		62,973	66,738

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$104,412
Cost of units redeemed/account charges			(33,571)
Net investment income (loss)			12,807
Net realized gain (loss)			(4,376)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(8,274)
Net assets			$70,998
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	63	$71	1.25%	8.8%	12/31/2023	$1.14	0	$0	1.00%	9.0%	12/31/2023	$1.16	0	$0	0.75%	9.3%
12/31/2022	1.04	67	69	1.25%	-7.7%	12/31/2022	1.05	0	0	1.00%	-7.4%	12/31/2022	1.06	0	0	0.75%	-7.2%
12/31/2021	1.12	75	84	1.25%	11.1%	12/31/2021	1.13	0	0	1.00%	11.4%	12/31/2021	1.15	0	0	0.75%	11.6%
12/31/2020	1.01	0	0	1.25%	0.4%	12/31/2020	1.02	0	0	1.00%	0.6%	12/31/2020	1.03	0	0	0.75%	0.9%
12/31/2019	1.01	0	0	1.25%	19.3%	12/31/2019	1.01	0	0	1.00%	19.6%	12/31/2019	1.02	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	9.6%	12/31/2023	$1.20	0	$0	0.25%	9.9%	12/31/2023	$1.22	0	$0	0.00%	10.1%
12/31/2022	1.08	0	0	0.50%	-7.0%	12/31/2022	1.09	0	0	0.25%	-6.7%	12/31/2022	1.10	0	0	0.00%	-6.5%
12/31/2021	1.16	0	0	0.50%	11.9%	12/31/2021	1.17	0	0	0.25%	12.2%	12/31/2021	1.18	0	0	0.00%	12.5%
12/31/2020	1.03	0	0	0.50%	1.1%	12/31/2020	1.04	0	0	0.25%	1.4%	12/31/2020	1.05	0	0	0.00%	1.6%
12/31/2019	1.02	0	0	0.50%	20.2%	12/31/2019	1.03	0	0	0.25%	20.5%	12/31/2019	1.03	0	0	0.00%	20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	7.5%
2022	7.3%
2021	10.6%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund N Class - 06-GMJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,113,398	$1,145,263	184,465
Receivables: investments sold	13,685
Payables: investments purchased	-
Net assets	$1,127,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,127,083	975,532	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$1,127,083	975,532

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$86,472
Mortality & expense charges			(12,767)
Net investment income (loss)			73,705

Gain (loss) on investments:
Net realized gain (loss)			(9,079)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,241
Net gain (loss)			11,162

Increase (decrease) in net assets from operations			$84,867

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$73,705	$90,474
Net realized gain (loss)		(9,079)	(52,237)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,241	(133,397)

Increase (decrease) in net assets from operations		84,867	(95,160)

Contract owner transactions:
Proceeds from units sold		374,448	430,201
Cost of units redeemed		(125,816)	(1,158,168)
Account charges		(4,031)	(5,290)
Increase (decrease)		244,601	(733,257)
Net increase (decrease)		329,468	(828,417)
Net assets, beginning		797,615	1,626,032
Net assets, ending		$1,127,083	$797,615

Units sold		340,940	418,886
Units redeemed		(119,139)	(1,091,843)
Net increase (decrease)		221,801	(672,957)
Units outstanding, beginning		753,731	1,426,688
Units outstanding, ending		975,532	753,731

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,795,813
Cost of units redeemed/account charges			(1,923,207)
Net investment income (loss)			320,355
Net realized gain (loss)			(34,013)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(31,865)
Net assets			$1,127,083
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	976	$1,127	1.25%	9.2%	12/31/2023	$1.17	0	$0	1.00%	9.5%	12/31/2023	$1.19	0	$0	0.75%	9.7%
12/31/2022	1.06	754	798	1.25%	-7.2%	12/31/2022	1.07	0	0	1.00%	-6.9%	12/31/2022	1.09	0	0	0.75%	-6.7%
12/31/2021	1.14	1,427	1,626	1.25%	11.6%	12/31/2021	1.15	0	0	1.00%	11.9%	12/31/2021	1.16	0	0	0.75%	12.2%
12/31/2020	1.02	1,272	1,299	1.25%	0.5%	12/31/2020	1.03	0	0	1.00%	0.8%	12/31/2020	1.04	0	0	0.75%	1.0%
12/31/2019	1.02	591	600	1.25%	19.9%	12/31/2019	1.02	0	0	1.00%	20.2%	12/31/2019	1.03	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	10.0%	12/31/2023	$1.23	0	$0	0.25%	10.3%	12/31/2023	$1.25	0	$0	0.00%	10.5%
12/31/2022	1.10	0	0	0.50%	-6.5%	12/31/2022	1.11	0	0	0.25%	-6.2%	12/31/2022	1.13	0	0	0.00%	-6.0%
12/31/2021	1.17	0	0	0.50%	12.5%	12/31/2021	1.19	0	0	0.25%	12.8%	12/31/2021	1.20	0	0	0.00%	13.0%
12/31/2020	1.04	0	0	0.50%	1.3%	12/31/2020	1.05	0	0	0.25%	1.5%	12/31/2020	1.06	0	0	0.00%	1.8%
12/31/2019	1.03	0	0	0.50%	20.8%	12/31/2019	1.04	0	0	0.25%	21.1%	12/31/2019	1.04	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	9.0%
2022	8.8%
2021	7.5%
2020	6.0%
2019	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Equity Income Fund S Class - 06-GMK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,403	$12,372	1,906
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$11,498

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,498	10,266	$1.12
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$11,498	10,266

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$828
Mortality & expense charges			(128)
Net investment income (loss)			700

Gain (loss) on investments:
Net realized gain (loss)			(39)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			215
Net gain (loss)			176

Increase (decrease) in net assets from operations			$876

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$700	$678
Net realized gain (loss)		(39)	(389)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		215	(1,268)

Increase (decrease) in net assets from operations		876	(979)

Contract owner transactions:
Proceeds from units sold		1,213	1,208
Cost of units redeemed		(15)	(2,026)
Account charges		(37)	(38)
Increase (decrease)		1,161	(856)
Net increase (decrease)		2,037	(1,835)
Net assets, beginning		9,461	11,296
Net assets, ending		$11,498	$9,461

Units sold		1,137	1,187
Units redeemed		(49)	(2,133)
Net increase (decrease)		1,088	(946)
Units outstanding, beginning		9,178	10,124
Units outstanding, ending		10,266	9,178

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$204,728
Cost of units redeemed/account charges			(205,982)
Net investment income (loss)			9,420
Net realized gain (loss)			4,301
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(969)
Net assets			$11,498
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	10	$11	1.25%	8.7%	12/31/2023	$1.14	0	$0	1.00%	8.9%	12/31/2023	$1.15	0	$0	0.75%	9.2%
12/31/2022	1.03	9	9	1.25%	-7.6%	12/31/2022	1.04	0	0	1.00%	-7.4%	12/31/2022	1.06	0	0	0.75%	-7.1%
12/31/2021	1.12	10	11	1.25%	11.1%	12/31/2021	1.13	0	0	1.00%	11.4%	12/31/2021	1.14	0	0	0.75%	11.7%
12/31/2020	1.00	9	9	1.25%	0.0%	12/31/2020	1.01	0	0	1.00%	0.2%	12/31/2020	1.02	0	0	0.75%	0.5%
12/31/2019	1.00	8	8	1.25%	19.3%	12/31/2019	1.01	0	0	1.00%	19.6%	12/31/2019	1.01	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	9.5%	12/31/2023	$1.19	0	$0	0.25%	9.7%	12/31/2023	$1.21	0	$0	0.00%	10.0%
12/31/2022	1.07	0	0	0.50%	-6.9%	12/31/2022	1.08	0	0	0.25%	-6.7%	12/31/2022	1.10	0	0	0.00%	-6.4%
12/31/2021	1.15	0	0	0.50%	12.0%	12/31/2021	1.16	0	0	0.25%	12.3%	12/31/2021	1.17	0	0	0.00%	12.5%
12/31/2020	1.03	0	0	0.50%	0.7%	12/31/2020	1.03	0	0	0.25%	1.0%	12/31/2020	1.04	19	20	0.00%	1.2%
12/31/2019	1.02	0	0	0.50%	20.2%	12/31/2019	1.03	0	0	0.25%	20.5%	12/31/2019	1.03	11	12	0.00%	20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	7.9%
2022	7.8%
2021	14.0%
2020	7.4%
2019	8.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Technology Fund N Class - 06-3CM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,082,183	$3,177,181	58,721
Receivables: investments sold	1,267
Payables: investments purchased	-
Net assets	$3,083,450

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,083,450	1,451,751	$2.12
Band 100	-	-	2.15
Band 75	-	-	2.18
Band 50	-	-	2.22
Band 25	-	-	2.25
Band 0	-	-	2.28
Total	$3,083,450	1,451,751

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(34,008)
Net investment income (loss)			(34,008)

Gain (loss) on investments:
Net realized gain (loss)			(203,191)
Realized gain distributions			23,588
Net change in unrealized appreciation (depreciation)			1,338,961
Net gain (loss)			1,159,358

Increase (decrease) in net assets from operations			$1,125,350

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(34,008)	$(31,529)
Net realized gain (loss)		(203,191)	(254,780)
Realized gain distributions		23,588	-
Net change in unrealized appreciation (depreciation)		1,338,961	(1,054,528)

Increase (decrease) in net assets from operations		1,125,350	(1,340,837)

Contract owner transactions:
Proceeds from units sold		640,165	494,522
Cost of units redeemed		(836,858)	(489,585)
Account charges		(204)	(380)
Increase (decrease)		(196,897)	4,557
Net increase (decrease)		928,453	(1,336,280)
Net assets, beginning		2,154,997	3,491,277
Net assets, ending		$3,083,450	$2,154,997

Units sold		352,652	310,136
Units redeemed		(459,112)	(309,055)
Net increase (decrease)		(106,460)	1,081
Units outstanding, beginning		1,558,211	1,557,130
Units outstanding, ending		1,451,751	1,558,211

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,841,003
Cost of units redeemed/account charges			(1,750,866)
Net investment income (loss)			(63,573)
Net realized gain (loss)			(355,670)
Realized gain distributions			507,554
Net change in unrealized appreciation (depreciation)			(94,998)
Net assets			$3,083,450
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.12	1,452	$3,083	1.25%	53.6%	12/31/2023	$2.15	0	$0	1.00%	54.0%	12/31/2023	$2.18	0	$0	0.75%	54.3%
12/31/2022	1.38	1,558	2,155	1.25%	-38.3%	12/31/2022	1.40	0	0	1.00%	-38.2%	12/31/2022	1.42	0	0	0.75%	-38.0%
12/31/2021	2.24	1,557	3,491	1.25%	16.4%	12/31/2021	2.26	0	0	1.00%	16.7%	12/31/2021	2.28	0	0	0.75%	17.0%
12/31/2020	1.93	129	249	1.25%	49.4%	12/31/2020	1.94	0	0	1.00%	49.7%	12/31/2020	1.95	0	0	0.75%	50.1%
12/31/2019	1.29	136	176	1.25%	43.6%	12/31/2019	1.29	0	0	1.00%	43.9%	12/31/2019	1.30	0	0	0.75%	44.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.22	0	$0	0.50%	54.7%	12/31/2023	$2.25	0	$0	0.25%	55.1%	12/31/2023	$2.28	0	$0	0.00%	55.5%
12/31/2022	1.43	0	0	0.50%	-37.9%	12/31/2022	1.45	0	0	0.25%	-37.7%	12/31/2022	1.47	0	0	0.00%	-37.5%
12/31/2021	2.30	0	0	0.50%	17.3%	12/31/2021	2.32	0	0	0.25%	17.6%	12/31/2021	2.35	0	0	0.00%	17.9%
12/31/2020	1.96	0	0	0.50%	50.5%	12/31/2020	1.98	0	0	0.25%	50.9%	12/31/2020	1.99	0	0	0.00%	51.2%
12/31/2019	1.30	0	0	0.50%	44.6%	12/31/2019	1.31	0	0	0.25%	45.0%	12/31/2019	1.32	0	0	0.00%	45.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.9%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Multi-Sector Income Fund N Class - 06-3GW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$501,330	$490,559	58,690
Receivables: investments sold	2,825
Payables: investments purchased	-
Net assets	$504,155

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$504,155	460,588	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$504,155	460,588

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$20,710
Mortality & expense charges			(3,704)
Net investment income (loss)			17,006

Gain (loss) on investments:
Net realized gain (loss)			(3,072)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,746
Net gain (loss)			17,674

Increase (decrease) in net assets from operations			$34,680

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,006	$8,209
Net realized gain (loss)		(3,072)	(21,255)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,746	(10,011)

Increase (decrease) in net assets from operations		34,680	(23,057)

Contract owner transactions:
Proceeds from units sold		300,732	816,222
Cost of units redeemed		(52,071)	(611,843)
Account charges		(899)	(1,000)
Increase (decrease)		247,762	203,379
Net increase (decrease)		282,442	180,322
Net assets, beginning		221,713	41,391
Net assets, ending		$504,155	$221,713

Units sold		290,560	791,242
Units redeemed		(50,945)	(606,176)
Net increase (decrease)		239,615	185,066
Units outstanding, beginning		220,973	35,907
Units outstanding, ending		460,588	220,973

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,157,019
Cost of units redeemed/account charges			(665,951)
Net investment income (loss)			26,570
Net realized gain (loss)			(24,327)
Realized gain distributions			73
Net change in unrealized appreciation (depreciation)			10,771
Net assets			$504,155
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	461	$504	1.25%	9.1%	12/31/2023	$1.11	0	$0	1.00%	9.4%	12/31/2023	$1.12	0	$0	0.75%	9.6%
12/31/2022	1.00	221	222	1.25%	-13.0%	12/31/2022	1.01	0	0	1.00%	-12.7%	12/31/2022	1.03	0	0	0.75%	-12.5%
12/31/2021	1.15	36	41	1.25%	1.9%	12/31/2021	1.16	0	0	1.00%	2.1%	12/31/2021	1.17	0	0	0.75%	2.4%
12/31/2020	1.13	33	37	1.25%	4.3%	12/31/2020	1.14	0	0	1.00%	4.5%	12/31/2020	1.15	0	0	0.75%	4.8%
12/31/2019	1.09	0	0	1.25%	9.4%	12/31/2019	1.09	0	0	1.00%	9.7%	12/31/2019	1.09	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	9.9%	12/31/2023	$1.16	0	$0	0.25%	10.2%	12/31/2023	$1.17	0	$0	0.00%	10.5%
12/31/2022	1.04	0	0	0.50%	-12.3%	12/31/2022	1.05	0	0	0.25%	-12.1%	12/31/2022	1.06	0	0	0.00%	-11.9%
12/31/2021	1.18	0	0	0.50%	2.6%	12/31/2021	1.19	0	0	0.25%	2.9%	12/31/2021	1.20	0	0	0.00%	3.1%
12/31/2020	1.15	0	0	0.50%	5.1%	12/31/2020	1.16	0	0	0.25%	5.3%	12/31/2020	1.17	0	0	0.00%	5.6%
12/31/2019	1.10	0	0	0.50%	10.2%	12/31/2019	1.10	0	0	0.25%	10.5%	12/31/2019	1.10	0	0	0.00%	10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.7%
2022	8.3%
2021	4.1%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Venture Fund N Class - 06-3P3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$424,584	$466,719	5,308
Receivables: investments sold	-
Payables: investments purchased	(146)
Net assets	$424,438

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$424,438	305,258	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$424,438	305,258

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,682)
Net investment income (loss)			(4,682)

Gain (loss) on investments:
Net realized gain (loss)			(2,242)
Realized gain distributions			20,494
Net change in unrealized appreciation (depreciation)			39,205
Net gain (loss)			57,457

Increase (decrease) in net assets from operations			$52,775

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,682)	$(4,266)
Net realized gain (loss)		(2,242)	(22,847)
Realized gain distributions		20,494	13,932
Net change in unrealized appreciation (depreciation)		39,205	(86,539)

Increase (decrease) in net assets from operations		52,775	(99,720)

Contract owner transactions:
Proceeds from units sold		44,527	433,020
Cost of units redeemed		(6,700)	(320,793)
Account charges		(3,184)	(1,373)
Increase (decrease)		34,643	110,854
Net increase (decrease)		87,418	11,134
Net assets, beginning		337,020	325,886
Net assets, ending		$424,438	$337,020

Units sold		34,622	313,768
Units redeemed		(7,717)	(237,255)
Net increase (decrease)		26,905	76,513
Units outstanding, beginning		278,353	201,840
Units outstanding, ending		305,258	278,353

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,415,752
Cost of units redeemed/account charges			(1,262,682)
Net investment income (loss)			(18,153)
Net realized gain (loss)			216,667
Realized gain distributions			114,989
Net change in unrealized appreciation (depreciation)			(42,135)
Net assets			$424,438
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	305	$424	1.25%	14.8%	12/31/2023	$1.41	0	$0	1.00%	15.1%	12/31/2023	$1.43	0	$0	0.75%	15.4%
12/31/2022	1.21	278	337	1.25%	-25.0%	12/31/2022	1.22	0	0	1.00%	-24.8%	12/31/2022	1.24	0	0	0.75%	-24.6%
12/31/2021	1.61	202	326	1.25%	6.5%	12/31/2021	1.63	0	0	1.00%	6.7%	12/31/2021	1.64	0	0	0.75%	7.0%
12/31/2020	1.52	488	741	1.25%	30.2%	12/31/2020	1.52	0	0	1.00%	30.5%	12/31/2020	1.53	0	0	0.75%	30.8%
12/31/2019	1.17	349	407	1.25%	29.4%	12/31/2019	1.17	0	0	1.00%	29.7%	12/31/2019	1.17	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	15.7%	12/31/2023	$1.46	0	$0	0.25%	16.0%	12/31/2023	$1.48	0	$0	0.00%	16.3%
12/31/2022	1.25	0	0	0.50%	-24.4%	12/31/2022	1.26	0	0	0.25%	-24.3%	12/31/2022	1.27	0	0	0.00%	-24.1%
12/31/2021	1.65	0	0	0.50%	7.3%	12/31/2021	1.67	0	0	0.25%	7.5%	12/31/2021	1.68	0	0	0.00%	7.8%
12/31/2020	1.54	0	0	0.50%	31.2%	12/31/2020	1.55	0	0	0.25%	31.5%	12/31/2020	1.56	0	0	0.00%	31.8%
12/31/2019	1.18	0	0	0.50%	30.3%	12/31/2019	1.18	0	0	0.25%	30.7%	12/31/2019	1.18	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	1.4%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Global Life Sciences Fund N Class - 06-3WT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,392	$60,412	1,058
Receivables: investments sold	604
Payables: investments purchased	-
Net assets	$72,996

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$72,996	46,598	$1.57
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$72,996	46,598

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$152
Mortality & expense charges			(833)
Net investment income (loss)			(681)

Gain (loss) on investments:
Net realized gain (loss)			268
Realized gain distributions			2,859
Net change in unrealized appreciation (depreciation)			1,865
Net gain (loss)			4,992

Increase (decrease) in net assets from operations			$4,311

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(681)	$(115)
Net realized gain (loss)		268	35
Realized gain distributions		2,859	-
Net change in unrealized appreciation (depreciation)		1,865	10,115

Increase (decrease) in net assets from operations		4,311	10,035

Contract owner transactions:
Proceeds from units sold		3,674	55,931
Cost of units redeemed		-	(955)
Account charges		-	-
Increase (decrease)		3,674	54,976
Net increase (decrease)		7,985	65,011
Net assets, beginning		65,011	-
Net assets, ending		$72,996	$65,011

Units sold		2,479	44,767
Units redeemed		-	(648)
Net increase (decrease)		2,479	44,119
Units outstanding, beginning		44,119	-
Units outstanding, ending		46,598	44,119

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$59,605
Cost of units redeemed/account charges			(955)
Net investment income (loss)			(796)
Net realized gain (loss)			303
Realized gain distributions			2,859
Net change in unrealized appreciation (depreciation)			11,980
Net assets			$72,996
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	47	$73	1.25%	6.3%	12/31/2023	$1.58	0	$0	1.00%	6.6%	12/31/2023	$1.60	0	$0	0.75%	6.8%
12/31/2022	1.47	44	65	1.25%	-3.8%	12/31/2022	1.49	0	0	1.00%	-3.5%	12/31/2022	1.50	0	0	0.75%	-3.3%
12/31/2021	1.53	0	0	1.25%	5.6%	12/31/2021	1.54	0	0	1.00%	5.9%	12/31/2021	1.55	0	0	0.75%	6.1%
12/31/2020	1.45	0	0	1.25%	24.2%	12/31/2020	1.46	0	0	1.00%	24.5%	12/31/2020	1.46	0	0	0.75%	24.8%
12/31/2019	1.17	0	0	1.25%	16.8%	12/31/2019	1.17	0	0	1.00%	17.0%	12/31/2019	1.17	0	0	0.75%	17.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	7.1%	12/31/2023	$1.64	0	$0	0.25%	7.4%	12/31/2023	$1.66	0	$0	0.00%	7.6%
12/31/2022	1.51	0	0	0.50%	-3.1%	12/31/2022	1.53	0	0	0.25%	-2.8%	12/31/2022	1.54	0	0	0.00%	-2.6%
12/31/2021	1.56	0	0	0.50%	6.4%	12/31/2021	1.57	0	0	0.25%	6.7%	12/31/2021	1.58	0	0	0.00%	6.9%
12/31/2020	1.47	0	0	0.50%	25.1%	12/31/2020	1.47	0	0	0.25%	25.4%	12/31/2020	1.48	0	0	0.00%	25.7%
12/31/2019	1.17	0	0	0.50%	17.4%	12/31/2019	1.18	0	0	0.25%	17.6%	12/31/2019	1.18	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.8%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Dev World Bond N Class - 06-4TJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,046,860	$2,202,816	262,487
Receivables: investments sold	8,417
Payables: investments purchased	-
Net assets	$2,055,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,055,277	2,333,415	$0.88
Band 100	-	-	0.89
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.91
Total	$2,055,277	2,333,415

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$49,580
Mortality & expense charges			(23,886)
Net investment income (loss)			25,694

Gain (loss) on investments:
Net realized gain (loss)			(42,272)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			117,374
Net gain (loss)			75,102

Increase (decrease) in net assets from operations			$100,796

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,694	$123,977
Net realized gain (loss)		(42,272)	(54,192)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		117,374	(273,327)

Increase (decrease) in net assets from operations		100,796	(203,542)

Contract owner transactions:
Proceeds from units sold		433,743	2,550,794
Cost of units redeemed		(312,422)	(512,696)
Account charges		(3,602)	(1,024)
Increase (decrease)		117,719	2,037,074
Net increase (decrease)		218,515	1,833,532
Net assets, beginning		1,836,762	3,230
Net assets, ending		$2,055,277	$1,836,762

Units sold		518,514	2,789,031
Units redeemed		(379,849)	(597,462)
Net increase (decrease)		138,665	2,191,569
Units outstanding, beginning		2,194,750	3,181
Units outstanding, ending		2,333,415	2,194,750

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,987,769
Cost of units redeemed/account charges			(829,744)
Net investment income (loss)			149,672
Net realized gain (loss)			(96,464)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(155,956)
Net assets			$2,055,277
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.88	2,333	$2,055	1.25%	5.2%	12/31/2023	$0.89	0	$0	1.00%	5.5%	12/31/2023	$0.89	0	$0	0.75%	5.8%
12/31/2022	0.84	2,195	1,837	1.25%	-17.6%	12/31/2022	0.84	0	0	1.00%	-17.4%	12/31/2022	0.84	0	0	0.75%	-17.2%
12/31/2021	1.02	3	3	1.25%	1.6%	12/31/2021	1.02	0	0	1.00%	1.8%	12/31/2021	1.02	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.90	0	$0	0.50%	6.0%	12/31/2023	$0.91	0	$0	0.25%	6.3%	12/31/2023	$0.91	0	$0	0.00%	6.6%
12/31/2022	0.85	0	0	0.50%	-17.0%	12/31/2022	0.85	0	0	0.25%	-16.8%	12/31/2022	0.86	0	0	0.00%	-16.6%
12/31/2021	1.02	0	0	0.50%	2.2%	12/31/2021	1.02	0	0	0.25%	2.4%	12/31/2021	1.03	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	15.2%
2021	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Balanced Portfolio Service Class - 06-611

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,076,070	$40,265,377	1,042,041
Receivables: investments sold	-
Payables: investments purchased	(5,969)
Net assets	$50,070,101

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,070,101	20,082,263	$2.49
Band 100	-	-	2.58
Band 75	-	-	2.66
Band 50	-	-	2.75
Band 25	-	-	2.84
Band 0	-	-	2.94
Total	$50,070,101	20,082,263

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$842,363
Mortality & expense charges			(585,140)
Net investment income (loss)			257,223

Gain (loss) on investments:
Net realized gain (loss)			970,276
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,865,776
Net gain (loss)			5,836,052

Increase (decrease) in net assets from operations			$6,093,275

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$257,223	$(70,742)
Net realized gain (loss)		970,276	1,481,959
Realized gain distributions		-	1,365,078
Net change in unrealized appreciation (depreciation)		4,865,776	(12,869,652)

Increase (decrease) in net assets from operations		6,093,275	(10,093,357)

Contract owner transactions:
Proceeds from units sold		5,893,780	7,156,539
Cost of units redeemed		(7,141,797)	(9,724,834)
Account charges		(9,305)	(10,274)
Increase (decrease)		(1,257,322)	(2,578,569)
Net increase (decrease)		4,835,953	(12,671,926)
Net assets, beginning		45,234,148	57,906,074
Net assets, ending		$50,070,101	$45,234,148

Units sold		2,580,284	3,138,529
Units redeemed		(3,127,760)	(4,256,145)
Net increase (decrease)		(547,476)	(1,117,616)
Units outstanding, beginning		20,629,739	21,747,355
Units outstanding, ending		20,082,263	20,629,739

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$110,131,649
Cost of units redeemed/account charges			(88,926,512)
Net investment income (loss)			1,424,017
Net realized gain (loss)			12,233,305
Realized gain distributions			5,396,949
Net change in unrealized appreciation (depreciation)			9,810,693
Net assets			$50,070,101
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.49	20,082	$50,070	1.25%	13.7%	12/31/2023	$2.58	0	$0	1.00%	14.0%	12/31/2023	$2.66	0	$0	0.75%	14.3%
12/31/2022	2.19	20,630	45,234	1.25%	-17.7%	12/31/2022	2.26	0	0	1.00%	-17.4%	12/31/2022	2.33	0	0	0.75%	-17.2%
12/31/2021	2.66	21,747	57,906	1.25%	15.5%	12/31/2021	2.74	0	0	1.00%	15.7%	12/31/2021	2.82	0	0	0.75%	16.0%
12/31/2020	2.31	26,759	61,711	1.25%	12.6%	12/31/2020	2.37	0	0	1.00%	12.9%	12/31/2020	2.43	0	0	0.75%	13.2%
12/31/2019	2.05	27,031	55,357	1.25%	20.8%	12/31/2019	2.10	0	0	1.00%	21.1%	12/31/2019	2.14	0	0	0.75%	21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.75	0	$0	0.50%	14.6%	12/31/2023	$2.84	0	$0	0.25%	14.8%	12/31/2023	$2.94	0	$0	0.00%	15.1%
12/31/2022	2.40	0	0	0.50%	-17.0%	12/31/2022	2.48	0	0	0.25%	-16.8%	12/31/2022	2.55	0	0	0.00%	-16.6%
12/31/2021	2.90	0	0	0.50%	16.3%	12/31/2021	2.98	0	0	0.25%	16.6%	12/31/2021	3.06	0	0	0.00%	16.9%
12/31/2020	2.49	0	0	0.50%	13.5%	12/31/2020	2.55	0	0	0.25%	13.7%	12/31/2020	2.62	0	0	0.00%	14.0%
12/31/2019	2.19	0	0	0.50%	21.7%	12/31/2019	2.24	0	0	0.25%	22.0%	12/31/2019	2.30	0	0	0.00%	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.0%
2021	0.8%
2020	2.0%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,127,813	$4,764,304	411,147
Receivables: investments sold	4,220
Payables: investments purchased	-
Net assets	$4,132,033

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,132,033	1,649,415	$2.51
Band 100	-	-	2.64
Band 75	-	-	2.77
Band 50	-	-	2.92
Band 25	-	-	3.07
Band 0	-	-	3.50
Total	$4,132,033	1,649,415

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$179,952
Mortality & expense charges			(54,117)
Net investment income (loss)			125,835

Gain (loss) on investments:
Net realized gain (loss)			(210,066)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			255,615
Net gain (loss)			45,549

Increase (decrease) in net assets from operations			$171,384

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$125,835	$72,417
Net realized gain (loss)		(210,066)	(234,946)
Realized gain distributions		-	97,440
Net change in unrealized appreciation (depreciation)		255,615	(895,587)

Increase (decrease) in net assets from operations		171,384	(960,676)

Contract owner transactions:
Proceeds from units sold		542,529	894,201
Cost of units redeemed		(1,257,365)	(2,070,637)
Account charges		(1,574)	(1,889)
Increase (decrease)		(716,410)	(1,178,325)
Net increase (decrease)		(545,026)	(2,139,001)
Net assets, beginning		4,677,059	6,816,060
Net assets, ending		$4,132,033	$4,677,059

Units sold		224,178	368,509
Units redeemed		(520,080)	(840,601)
Net increase (decrease)		(295,902)	(472,092)
Units outstanding, beginning		1,945,317	2,417,409
Units outstanding, ending		1,649,415	1,945,317

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$165,627,185
Cost of units redeemed/account charges			(177,255,394)
Net investment income (loss)			14,308,297
Net realized gain (loss)			(1,691,672)
Realized gain distributions			3,780,108
Net change in unrealized appreciation (depreciation)			(636,491)
Net assets			$4,132,033
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.51	1,649	$4,132	1.25%	4.2%	12/31/2023	$2.64	0	$0	1.00%	4.5%	12/31/2023	$2.77	0	$0	0.75%	4.7%
12/31/2022	2.40	1,945	4,677	1.25%	-14.7%	12/31/2022	2.52	0	0	1.00%	-14.5%	12/31/2022	2.65	0	0	0.75%	-14.3%
12/31/2021	2.82	2,417	6,816	1.25%	-2.1%	12/31/2021	2.95	0	0	1.00%	-1.9%	12/31/2021	3.09	0	0	0.75%	-1.6%
12/31/2020	2.88	3,284	9,461	1.25%	9.1%	12/31/2020	3.01	0	0	1.00%	9.4%	12/31/2020	3.14	0	0	0.75%	9.7%
12/31/2019	2.64	4,052	10,699	1.25%	8.2%	12/31/2019	2.75	0	0	1.00%	8.5%	12/31/2019	2.86	0	0	0.75%	8.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.92	0	$0	0.50%	5.0%	12/31/2023	$3.07	0	$0	0.25%	5.2%	12/31/2023	$3.50	0	$0	0.00%	5.5%
12/31/2022	2.78	0	0	0.50%	-14.1%	12/31/2022	2.91	0	0	0.25%	-13.9%	12/31/2022	3.32	0	0	0.00%	-13.7%
12/31/2021	3.23	0	0	0.50%	-1.4%	12/31/2021	3.38	0	0	0.25%	-1.1%	12/31/2021	3.85	0	0	0.00%	-0.9%
12/31/2020	3.28	0	0	0.50%	9.9%	12/31/2020	3.42	0	0	0.25%	10.2%	12/31/2020	3.88	0	0	0.00%	10.5%
12/31/2019	2.98	0	0	0.50%	9.0%	12/31/2019	3.11	0	0	0.25%	9.3%	12/31/2019	3.51	575	2,020	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	2.5%
2021	2.6%
2020	2.5%
2019	4.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Janus Henderson Overseas N Class - 06-6CC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	1.25%	9.7%	12/31/2023	$1.04	0	$0	1.00%	10.0%	12/31/2023	$1.05	0	$0	0.75%	10.2%
12/31/2022	0.95	0	0	1.25%	-5.3%	12/31/2022	0.95	0	0	1.00%	-5.1%	12/31/2022	0.95	0	0	0.75%	-4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	10.5%	12/31/2023	$1.06	0	$0	0.25%	10.8%	12/31/2023	$1.06	0	$0	0.00%	11.1%
12/31/2022	0.95	0	0	0.50%	-4.7%	12/31/2022	0.95	0	0	0.25%	-4.5%	12/31/2022	0.96	0	0	0.00%	-4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2020 Lifetime Port R6 Class - 06-3H4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$40,879
Cost of units redeemed/account charges			(48,583)
Net investment income (loss)			1,749
Net realized gain (loss)			1,844
Realized gain distributions			4,111
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	1.25%	9.8%	12/31/2023	$1.23	0	$0	1.00%	10.0%	12/31/2023	$1.24	0	$0	0.75%	10.3%
12/31/2022	1.10	0	0	1.25%	-14.9%	12/31/2022	1.11	0	0	1.00%	-14.7%	12/31/2022	1.13	0	0	0.75%	-14.5%
12/31/2021	1.29	0	0	1.25%	8.2%	12/31/2021	1.31	0	0	1.00%	8.5%	12/31/2021	1.32	0	0	0.75%	8.8%
12/31/2020	1.20	37	44	1.25%	9.6%	12/31/2020	1.20	0	0	1.00%	9.9%	12/31/2020	1.21	0	0	0.75%	10.1%
12/31/2019	1.09	36	39	1.25%	17.0%	12/31/2019	1.10	0	0	1.00%	17.3%	12/31/2019	1.10	0	0	0.75%	17.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	10.6%	12/31/2023	$1.28	0	$0	0.25%	10.9%	12/31/2023	$1.29	0	$0	0.00%	11.1%
12/31/2022	1.14	0	0	0.50%	-14.3%	12/31/2022	1.15	0	0	0.25%	-14.1%	12/31/2022	1.16	0	0	0.00%	-13.8%
12/31/2021	1.33	0	0	0.50%	9.0%	12/31/2021	1.34	0	0	0.25%	9.3%	12/31/2021	1.35	0	0	0.00%	9.6%
12/31/2020	1.22	0	0	0.50%	10.4%	12/31/2020	1.23	0	0	0.25%	10.7%	12/31/2020	1.23	0	0	0.00%	11.0%
12/31/2019	1.10	0	0	0.50%	17.9%	12/31/2019	1.11	0	0	0.25%	18.2%	12/31/2019	1.11	0	0	0.00%	18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	2.2%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(9)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	(9)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	(9)
Net assets, beginning		-	9
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(7)
Net increase (decrease)		-	(7)
Units outstanding, beginning		-	7
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$94,611
Cost of units redeemed/account charges			(118,473)
Net investment income (loss)			2,218
Net realized gain (loss)			13,060
Realized gain distributions			8,584
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	1.25%	10.7%	12/31/2023	$1.26	0	$0	1.00%	11.0%	12/31/2023	$1.28	0	$0	0.75%	11.3%
12/31/2022	1.13	0	0	1.25%	-16.5%	12/31/2022	1.14	0	0	1.00%	-16.2%	12/31/2022	1.15	0	0	0.75%	-16.0%
12/31/2021	1.35	0	0	1.25%	10.6%	12/31/2021	1.36	0	0	1.00%	10.9%	12/31/2021	1.37	0	0	0.75%	11.2%
12/31/2020	1.22	75	92	1.25%	11.6%	12/31/2020	1.23	0	0	1.00%	11.9%	12/31/2020	1.23	0	0	0.75%	12.2%
12/31/2019	1.09	63	69	1.25%	18.7%	12/31/2019	1.10	0	0	1.00%	19.0%	12/31/2019	1.10	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	11.6%	12/31/2023	$1.32	0	$0	0.25%	11.8%	12/31/2023	$1.33	0	$0	0.00%	12.1%
12/31/2022	1.16	0	0	0.50%	-15.8%	12/31/2022	1.18	0	0	0.25%	-15.6%	12/31/2022	1.19	0	0	0.00%	-15.4%
12/31/2021	1.38	0	0	0.50%	11.5%	12/31/2021	1.39	0	0	0.25%	11.7%	12/31/2021	1.41	0	0	0.00%	12.0%
12/31/2020	1.24	0	0	0.50%	12.4%	12/31/2020	1.25	0	0	0.25%	12.7%	12/31/2020	1.26	0	0	0.00%	13.0%
12/31/2019	1.10	0	0	0.50%	19.6%	12/31/2019	1.11	0	0	0.25%	19.9%	12/31/2019	1.11	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	2.1%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	(1)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	(1)
Net assets, beginning		-	1
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(1)
Net increase (decrease)		-	(1)
Units outstanding, beginning		-	1
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$143,820
Cost of units redeemed/account charges			(185,028)
Net investment income (loss)			2,527
Net realized gain (loss)			26,504
Realized gain distributions			12,177
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	1.25%	12.4%	12/31/2023	$1.30	0	$0	1.00%	12.7%	12/31/2023	$1.32	0	$0	0.75%	13.0%
12/31/2022	1.14	0	0	1.25%	-17.9%	12/31/2022	1.16	0	0	1.00%	-17.7%	12/31/2022	1.17	0	0	0.75%	-17.5%
12/31/2021	1.39	0	0	1.25%	12.7%	12/31/2021	1.40	0	0	1.00%	13.0%	12/31/2021	1.42	0	0	0.75%	13.3%
12/31/2020	1.24	122	151	1.25%	13.0%	12/31/2020	1.24	0	0	1.00%	13.2%	12/31/2020	1.25	0	0	0.75%	13.5%
12/31/2019	1.09	87	95	1.25%	20.5%	12/31/2019	1.10	0	0	1.00%	20.9%	12/31/2019	1.10	0	0	0.75%	21.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	13.3%	12/31/2023	$1.36	0	$0	0.25%	13.5%	12/31/2023	$1.37	0	$0	0.00%	13.8%
12/31/2022	1.18	0	0	0.50%	-17.3%	12/31/2022	1.19	0	0	0.25%	-17.1%	12/31/2022	1.21	0	0	0.00%	-16.9%
12/31/2021	1.43	0	0	0.50%	13.6%	12/31/2021	1.44	0	0	0.25%	13.8%	12/31/2021	1.45	0	0	0.00%	14.1%
12/31/2020	1.26	0	0	0.50%	13.8%	12/31/2020	1.26	0	0	0.25%	14.1%	12/31/2020	1.27	0	0	0.00%	14.4%
12/31/2019	1.10	0	0	0.50%	21.5%	12/31/2019	1.11	0	0	0.25%	21.8%	12/31/2019	1.11	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	2.0%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2035 Lifetime Port R6 Class - 06-3H9 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.32
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$366,203
Cost of units redeemed/account charges			(500,868)
Net investment income (loss)			8,489
Net realized gain (loss)			80,343
Realized gain distributions			45,833
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	1.25%	14.1%	12/31/2023	$1.34	0	$0	1.00%	14.4%	12/31/2023	$1.36	0	$0	0.75%	14.7%
12/31/2022	1.16	0	0	1.25%	-18.7%	12/31/2022	1.17	0	0	1.00%	-18.5%	12/31/2022	1.19	0	0	0.75%	-18.3%
12/31/2021	1.43	0	0	1.25%	14.5%	12/31/2021	1.44	0	0	1.00%	14.8%	12/31/2021	1.45	0	0	0.75%	15.1%
12/31/2020	1.25	344	429	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%
12/31/2019	1.09	294	321	1.25%	22.0%	12/31/2019	1.10	0	0	1.00%	22.3%	12/31/2019	1.10	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	14.9%	12/31/2023	$1.40	0	$0	0.25%	15.2%	12/31/2023	$1.41	0	$0	0.00%	15.5%
12/31/2022	1.20	0	0	0.50%	-18.1%	12/31/2022	1.21	0	0	0.25%	-17.9%	12/31/2022	1.22	0	0	0.00%	-17.7%
12/31/2021	1.46	0	0	0.50%	15.4%	12/31/2021	1.48	0	0	0.25%	15.7%	12/31/2021	1.49	0	0	0.00%	15.9%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.28	0	0	0.25%	15.1%	12/31/2020	1.28	0	0	0.00%	15.4%
12/31/2019	1.10	0	0	0.50%	22.9%	12/31/2019	1.11	0	0	0.25%	23.2%	12/31/2019	1.11	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.8%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(5)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	(5)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	(5)
Net assets, beginning		-	5
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(3)
Net increase (decrease)		-	(3)
Units outstanding, beginning		-	3
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$264,536
Cost of units redeemed/account charges			(367,278)
Net investment income (loss)			4,760
Net realized gain (loss)			67,716
Realized gain distributions			30,266
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	1.25%	16.5%	12/31/2023	$1.41	0	$0	1.00%	16.8%	12/31/2023	$1.42	0	$0	0.75%	17.1%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	17.0%	12/31/2021	1.48	0	0	1.00%	17.3%	12/31/2021	1.49	0	0	0.75%	17.6%
12/31/2020	1.26	239	301	1.25%	14.8%	12/31/2020	1.26	0	0	1.00%	15.1%	12/31/2020	1.27	0	0	0.75%	15.4%
12/31/2019	1.09	202	221	1.25%	23.5%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	17.4%	12/31/2023	$1.46	0	$0	0.25%	17.7%	12/31/2023	$1.48	0	$0	0.00%	18.0%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.2%	12/31/2022	1.26	0	0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.9%	12/31/2021	1.52	0	0	0.25%	18.2%	12/31/2021	1.53	0	0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.7%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2050 Lifetime Port R6 Class - 06-3HG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$97,122
Cost of units redeemed/account charges			(127,022)
Net investment income (loss)			1,674
Net realized gain (loss)			18,847
Realized gain distributions			9,379
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	1.25%	17.0%	12/31/2023	$1.41	0	$0	1.00%	17.3%	12/31/2023	$1.43	0	$0	0.75%	17.6%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	16.9%	12/31/2021	1.48	0	0	1.00%	17.2%	12/31/2021	1.49	0	0	0.75%	17.5%
12/31/2020	1.26	66	83	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%
12/31/2019	1.09	47	51	1.25%	23.4%	12/31/2019	1.10	0	0	1.00%	23.7%	12/31/2019	1.10	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	17.8%	12/31/2023	$1.47	0	$0	0.25%	18.1%	12/31/2023	$1.49	0	$0	0.00%	18.4%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.1%	12/31/2022	1.26	0	0	0.00%	-17.9%
12/31/2021	1.51	0	0	0.50%	17.8%	12/31/2021	1.52	0	0	0.25%	18.1%	12/31/2021	1.53	0	0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.8%
2019	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2055 Lifetime Port R6 Class - 06-3HH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$42,621
Cost of units redeemed/account charges			(56,279)
Net investment income (loss)			296
Net realized gain (loss)			10,940
Realized gain distributions			2,422
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	1.25%	17.0%	12/31/2023	$1.41	0	$0	1.00%	17.3%	12/31/2023	$1.43	0	$0	0.75%	17.6%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	16.9%	12/31/2021	1.48	0	0	1.00%	17.2%	12/31/2021	1.49	0	0	0.75%	17.5%
12/31/2020	1.26	35	45	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%
12/31/2019	1.09	20	22	1.25%	23.5%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	17.9%	12/31/2023	$1.47	0	$0	0.25%	18.2%	12/31/2023	$1.49	0	$0	0.00%	18.5%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.2%	12/31/2022	1.26	0	0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.8%	12/31/2021	1.52	0	0	0.25%	18.1%	12/31/2021	1.53	0	0	0.00%	18.4%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.8%	12/31/2020	1.29	0	0	0.00%	16.1%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.8%	12/31/2019	1.11	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.9%
2019	3.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2060 Lifetime Port R6 Class - 06-3HJ (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$42,985
Cost of units redeemed/account charges			(53,781)
Net investment income (loss)			359
Net realized gain (loss)			8,679
Realized gain distributions			1,758
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	1.25%	17.0%	12/31/2023	$1.41	0	$0	1.00%	17.3%	12/31/2023	$1.43	0	$0	0.75%	17.6%
12/31/2022	1.19	0	0	1.25%	-19.0%	12/31/2022	1.20	0	0	1.00%	-18.8%	12/31/2022	1.22	0	0	0.75%	-18.6%
12/31/2021	1.47	0	0	1.25%	17.0%	12/31/2021	1.48	0	0	1.00%	17.3%	12/31/2021	1.49	0	0	0.75%	17.6%
12/31/2020	1.26	25	32	1.25%	14.6%	12/31/2020	1.26	0	0	1.00%	14.9%	12/31/2020	1.27	0	0	0.75%	15.2%
12/31/2019	1.09	15	16	1.25%	23.4%	12/31/2019	1.10	0	0	1.00%	23.8%	12/31/2019	1.10	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	17.9%	12/31/2023	$1.47	0	$0	0.25%	18.2%	12/31/2023	$1.49	0	$0	0.00%	18.5%
12/31/2022	1.23	0	0	0.50%	-18.4%	12/31/2022	1.24	0	0	0.25%	-18.2%	12/31/2022	1.26	0	0	0.00%	-18.0%
12/31/2021	1.51	0	0	0.50%	17.9%	12/31/2021	1.52	0	0	0.25%	18.2%	12/31/2021	1.53	0	0	0.00%	18.5%
12/31/2020	1.28	0	0	0.50%	15.5%	12/31/2020	1.29	0	0	0.25%	15.8%	12/31/2020	1.29	0	0	0.00%	16.1%
12/31/2019	1.11	0	0	0.50%	24.4%	12/31/2019	1.11	0	0	0.25%	24.7%	12/31/2019	1.11	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.9%
2019	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Bond Fund R6 Class - 06-3HM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,222,574	$2,310,035	163,610
Receivables: investments sold	5,801
Payables: investments purchased	-
Net assets	$2,228,375

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,228,375	2,166,563	$1.03
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$2,228,375	2,166,563

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$85,958
Mortality & expense charges			(24,897)
Net investment income (loss)			61,061

Gain (loss) on investments:
Net realized gain (loss)			(79,705)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			116,951
Net gain (loss)			37,246

Increase (decrease) in net assets from operations			$98,307

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$61,061	$33,130
Net realized gain (loss)		(79,705)	(43,439)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		116,951	(185,445)

Increase (decrease) in net assets from operations		98,307	(195,754)

Contract owner transactions:
Proceeds from units sold		1,107,427	1,224,549
Cost of units redeemed		(674,170)	(338,985)
Account charges		(7,426)	(9,184)
Increase (decrease)		425,831	876,380
Net increase (decrease)		524,138	680,626
Net assets, beginning		1,704,237	1,023,611
Net assets, ending		$2,228,375	$1,704,237

Units sold		1,153,543	1,204,906
Units redeemed		(732,475)	(345,867)
Net increase (decrease)		421,068	859,039
Units outstanding, beginning		1,745,495	886,456
Units outstanding, ending		2,166,563	1,745,495

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,465,432
Cost of units redeemed/account charges			(1,135,255)
Net investment income (loss)			103,146
Net realized gain (loss)			(123,602)
Realized gain distributions			6,115
Net change in unrealized appreciation (depreciation)			(87,461)
Net assets			$2,228,375
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	2,167	$2,228	1.25%	5.3%	12/31/2023	$1.04	0	$0	1.00%	5.6%	12/31/2023	$1.06	0	$0	0.75%	5.9%
12/31/2022	0.98	1,745	1,704	1.25%	-15.4%	12/31/2022	0.99	0	0	1.00%	-15.2%	12/31/2022	1.00	0	0	0.75%	-15.0%
12/31/2021	1.15	886	1,024	1.25%	-1.3%	12/31/2021	1.16	0	0	1.00%	-1.1%	12/31/2021	1.17	0	0	0.75%	-0.8%
12/31/2020	1.17	21	25	1.25%	8.0%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.18	0	0	0.75%	8.5%
12/31/2019	1.08	2	3	1.25%	9.1%	12/31/2019	1.09	0	0	1.00%	9.4%	12/31/2019	1.09	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	6.1%	12/31/2023	$1.09	0	$0	0.25%	6.4%	12/31/2023	$1.10	0	$0	0.00%	6.7%
12/31/2022	1.01	0	0	0.50%	-14.8%	12/31/2022	1.02	0	0	0.25%	-14.6%	12/31/2022	1.03	0	0	0.00%	-14.4%
12/31/2021	1.18	0	0	0.50%	-0.6%	12/31/2021	1.19	0	0	0.25%	-0.3%	12/31/2021	1.20	0	0	0.00%	-0.1%
12/31/2020	1.19	0	0	0.50%	8.8%	12/31/2020	1.20	0	0	0.25%	9.0%	12/31/2020	1.21	0	0	0.00%	9.3%
12/31/2019	1.09	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	3.6%
2021	2.5%
2020	1.6%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(1)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	(1)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	(1)
Net assets, beginning		-	1
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(1)
Net increase (decrease)		-	(1)
Units outstanding, beginning		-	1
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$189,654
Cost of units redeemed/account charges			(247,603)
Net investment income (loss)			2,809
Net realized gain (loss)			35,525
Realized gain distributions			19,615
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	1.25%	15.4%	12/31/2023	$1.38	0	$0	1.00%	15.7%	12/31/2023	$1.40	0	$0	0.75%	16.0%
12/31/2022	1.18	0	0	1.25%	-19.0%	12/31/2022	1.19	0	0	1.00%	-18.8%	12/31/2022	1.21	0	0	0.75%	-18.6%
12/31/2021	1.46	0	0	1.25%	16.1%	12/31/2021	1.47	0	0	1.00%	16.4%	12/31/2021	1.48	0	0	0.75%	16.7%
12/31/2020	1.26	103	129	1.25%	14.7%	12/31/2020	1.26	0	0	1.00%	15.0%	12/31/2020	1.27	0	0	0.75%	15.3%
12/31/2019	1.09	134	146	1.25%	23.0%	12/31/2019	1.10	0	0	1.00%	23.3%	12/31/2019	1.10	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	16.2%	12/31/2023	$1.44	0	$0	0.25%	16.5%	12/31/2023	$1.46	0	$0	0.00%	16.8%
12/31/2022	1.22	0	0	0.50%	-18.4%	12/31/2022	1.23	0	0	0.25%	-18.2%	12/31/2022	1.25	0	0	0.00%	-18.0%
12/31/2021	1.49	0	0	0.50%	17.0%	12/31/2021	1.51	0	0	0.25%	17.3%	12/31/2021	1.52	0	0	0.00%	17.6%
12/31/2020	1.28	0	0	0.50%	15.6%	12/31/2020	1.29	0	0	0.25%	15.9%	12/31/2020	1.29	0	0	0.00%	16.2%
12/31/2019	1.11	0	0	0.50%	24.0%	12/31/2019	1.11	0	0	0.25%	24.3%	12/31/2019	1.11	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.4%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock U.S. Global Leaders Growth Fund R6 Class - 06-3VT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.60
Band 100	-	-	1.62
Band 75	-	-	1.63
Band 50	-	-	1.65
Band 25	-	-	1.67
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	0	$0	1.25%	28.0%	12/31/2023	$1.62	0	$0	1.00%	28.3%	12/31/2023	$1.63	0	$0	0.75%	28.6%
12/31/2022	1.25	0	0	1.25%	-30.4%	12/31/2022	1.26	0	0	1.00%	-30.2%	12/31/2022	1.27	0	0	0.75%	-30.0%
12/31/2021	1.79	0	0	1.25%	18.2%	12/31/2021	1.80	0	0	1.00%	18.5%	12/31/2021	1.82	0	0	0.75%	18.8%
12/31/2020	1.52	0	0	1.25%	34.2%	12/31/2020	1.52	0	0	1.00%	34.5%	12/31/2020	1.53	0	0	0.75%	34.8%
12/31/2019	1.13	0	0	1.25%	13.0%	12/31/2019	1.13	0	0	1.00%	13.2%	12/31/2019	1.13	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	0	$0	0.50%	29.0%	12/31/2023	$1.67	0	$0	0.25%	29.3%	12/31/2023	$1.69	0	$0	0.00%	29.6%
12/31/2022	1.28	0	0	0.50%	-29.9%	12/31/2022	1.30	0	0	0.25%	-29.7%	12/31/2022	1.31	0	0	0.00%	-29.5%
12/31/2021	1.83	0	0	0.50%	19.1%	12/31/2021	1.84	0	0	0.25%	19.4%	12/31/2021	1.85	0	0	0.00%	19.7%
12/31/2020	1.54	0	0	0.50%	35.2%	12/31/2020	1.54	0	0	0.25%	35.5%	12/31/2020	1.55	0	0	0.00%	35.9%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.9%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Fundamental Large Cap Core Fund R6 Class - 06-3VV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.74
Band 50	-	-	1.76
Band 25	-	-	1.78
Band 0	-	-	1.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	0	$0	1.25%	31.0%	12/31/2023	$1.72	0	$0	1.00%	31.3%	12/31/2023	$1.74	0	$0	0.75%	31.7%
12/31/2022	1.29	0	0	1.25%	-25.5%	12/31/2022	1.31	0	0	1.00%	-25.3%	12/31/2022	1.32	0	0	0.75%	-25.1%
12/31/2021	1.74	0	0	1.25%	28.1%	12/31/2021	1.75	0	0	1.00%	28.4%	12/31/2021	1.76	0	0	0.75%	28.7%
12/31/2020	1.36	0	0	1.25%	19.5%	12/31/2020	1.36	0	0	1.00%	19.8%	12/31/2020	1.37	0	0	0.75%	20.1%
12/31/2019	1.13	0	0	1.25%	13.5%	12/31/2019	1.14	0	0	1.00%	13.7%	12/31/2019	1.14	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	0.50%	32.0%	12/31/2023	$1.78	0	$0	0.25%	32.3%	12/31/2023	$1.80	0	$0	0.00%	32.7%
12/31/2022	1.33	0	0	0.50%	-24.9%	12/31/2022	1.34	0	0	0.25%	-24.7%	12/31/2022	1.36	0	0	0.00%	-24.5%
12/31/2021	1.77	0	0	0.50%	29.0%	12/31/2021	1.79	0	0	0.25%	29.3%	12/31/2021	1.80	0	0	0.00%	29.7%
12/31/2020	1.37	0	0	0.50%	20.4%	12/31/2020	1.38	0	0	0.25%	20.7%	12/31/2020	1.39	0	0	0.00%	21.0%
12/31/2019	1.14	0	0	0.50%	14.1%	12/31/2019	1.14	0	0	0.25%	14.4%	12/31/2019	1.15	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG International Equity Fund R6 Class - 06-3X6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,778	$2,723	212
Receivables: investments sold	117
Payables: investments purchased	-
Net assets	$2,895

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,895	2,390	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$2,895	2,390

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$63
Mortality & expense charges			(16)
Net investment income (loss)			47

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			55
Net gain (loss)			55

Increase (decrease) in net assets from operations			$102

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$47	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		55	-

Increase (decrease) in net assets from operations		102	-

Contract owner transactions:
Proceeds from units sold		2,793	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		2,793	-
Net increase (decrease)		2,895	-
Net assets, beginning		-	-
Net assets, ending		$2,895	$-

Units sold		2,390	-
Units redeemed		-	-
Net increase (decrease)		2,390	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,390	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,793
Cost of units redeemed/account charges			-
Net investment income (loss)			47
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			55
Net assets			$2,895
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	2	$3	1.25%	10.6%	12/31/2023	$1.23	0	$0	1.00%	10.9%	12/31/2023	$1.24	0	$0	0.75%	11.2%
12/31/2022	1.10	0	0	1.25%	-19.8%	12/31/2022	1.10	0	0	1.00%	-19.6%	12/31/2022	1.11	0	0	0.75%	-19.4%
12/31/2021	1.37	0	0	1.25%	-2.2%	12/31/2021	1.37	0	0	1.00%	-2.0%	12/31/2021	1.38	0	0	0.75%	-1.7%
12/31/2020	1.40	0	0	1.25%	23.8%	12/31/2020	1.40	0	0	1.00%	24.1%	12/31/2020	1.41	0	0	0.75%	24.4%
12/31/2019	1.13	0	0	1.25%	12.8%	12/31/2019	1.13	0	0	1.00%	13.0%	12/31/2019	1.13	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	11.4%	12/31/2023	$1.27	0	$0	0.25%	11.7%	12/31/2023	$1.28	0	$0	0.00%	12.0%
12/31/2022	1.12	0	0	0.50%	-19.2%	12/31/2022	1.14	0	0	0.25%	-19.0%	12/31/2022	1.15	0	0	0.00%	-18.8%
12/31/2021	1.39	0	0	0.50%	-1.5%	12/31/2021	1.40	0	0	0.25%	-1.2%	12/31/2021	1.41	0	0	0.00%	-1.0%
12/31/2020	1.41	0	0	0.50%	24.7%	12/31/2020	1.42	0	0	0.25%	25.0%	12/31/2020	1.42	0	0	0.00%	25.3%
12/31/2019	1.13	0	0	0.50%	13.3%	12/31/2019	1.14	0	0	0.25%	13.5%	12/31/2019	1.14	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Investment Grade Bond Fund R6 Class - 06-3TG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	1.25%	4.9%	12/31/2023	$1.01	0	$0	1.00%	5.1%	12/31/2023	$1.03	0	$0	0.75%	5.4%
12/31/2022	0.96	0	0	1.25%	-15.1%	12/31/2022	0.97	0	0	1.00%	-14.9%	12/31/2022	0.97	0	0	0.75%	-14.7%
12/31/2021	1.13	0	0	1.25%	-2.3%	12/31/2021	1.13	0	0	1.00%	-2.1%	12/31/2021	1.14	0	0	0.75%	-1.8%
12/31/2020	1.15	0	0	1.25%	7.5%	12/31/2020	1.16	0	0	1.00%	7.7%	12/31/2020	1.16	0	0	0.75%	8.0%
12/31/2019	1.07	0	0	1.25%	7.2%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.08	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	5.7%	12/31/2023	$1.05	0	$0	0.25%	5.9%	12/31/2023	$1.07	0	$0	0.00%	6.2%
12/31/2022	0.98	0	0	0.50%	-14.4%	12/31/2022	0.99	0	0	0.25%	-14.2%	12/31/2022	1.00	0	0	0.00%	-14.0%
12/31/2021	1.15	0	0	0.50%	-1.6%	12/31/2021	1.16	0	0	0.25%	-1.3%	12/31/2021	1.17	0	0	0.00%	-1.1%
12/31/2020	1.17	0	0	0.50%	8.3%	12/31/2020	1.17	0	0	0.25%	8.6%	12/31/2020	1.18	0	0	0.00%	8.8%
12/31/2019	1.08	0	0	0.50%	7.9%	12/31/2019	1.08	0	0	0.25%	8.2%	12/31/2019	1.08	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,723	$1,609	80
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,723	1,041	$1.65
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.71
Band 25	-	-	1.73
Band 0	-	-	1.75
Total	$1,723	1,041

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13
Mortality & expense charges			(5)
Net investment income (loss)			8

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			114
Net gain (loss)			114

Increase (decrease) in net assets from operations			$122

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		114	-

Increase (decrease) in net assets from operations		122	-

Contract owner transactions:
Proceeds from units sold		1,601	-
Cost of units redeemed		1	-
Account charges		(1)	-
Increase (decrease)		1,601	-
Net increase (decrease)		1,723	-
Net assets, beginning		-	-
Net assets, ending		$1,723	$-

Units sold		1,041	-
Units redeemed		-	-
Net increase (decrease)		1,041	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,041	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,601
Cost of units redeemed/account charges			-
Net investment income (loss)			8
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			114
Net assets			$1,723
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	1	$2	1.25%	20.2%	12/31/2023	$1.67	0	$0	1.00%	20.5%	12/31/2023	$1.69	0	$0	0.75%	20.8%
12/31/2022	1.38	0	0	1.25%	-20.5%	12/31/2022	1.39	0	0	1.00%	-20.3%	12/31/2022	1.40	0	0	0.75%	-20.1%
12/31/2021	1.73	0	0	1.25%	28.6%	12/31/2021	1.74	0	0	1.00%	29.0%	12/31/2021	1.76	0	0	0.75%	29.3%
12/31/2020	1.35	0	0	1.25%	17.2%	12/31/2020	1.35	0	0	1.00%	17.5%	12/31/2020	1.36	0	0	0.75%	17.8%
12/31/2019	1.15	0	0	1.25%	15.0%	12/31/2019	1.15	0	0	1.00%	15.1%	12/31/2019	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	0	$0	0.50%	21.1%	12/31/2023	$1.73	0	$0	0.25%	21.4%	12/31/2023	$1.75	0	$0	0.00%	21.7%
12/31/2022	1.41	0	0	0.50%	-19.9%	12/31/2022	1.43	0	0	0.25%	-19.7%	12/31/2022	1.44	0	0	0.00%	-19.5%
12/31/2021	1.77	0	0	0.50%	29.6%	12/31/2021	1.78	0	0	0.25%	29.9%	12/31/2021	1.79	0	0	0.00%	30.2%
12/31/2020	1.36	0	0	0.50%	18.1%	12/31/2020	1.37	0	0	0.25%	18.3%	12/31/2020	1.37	0	0	0.00%	18.6%
12/31/2019	1.15	0	0	0.50%	15.5%	12/31/2019	1.16	0	0	0.25%	15.7%	12/31/2019	1.16	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock ESG Core Bond Fund R6 Class - 06-3X7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		52	-
Cost of units redeemed		(52)	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		55	-
Units redeemed		(55)	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$52
Cost of units redeemed/account charges			(52)
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	1.25%	4.0%	12/31/2023	$0.99	0	$0	1.00%	4.3%	12/31/2023	$1.00	0	$0	0.75%	4.5%
12/31/2022	0.94	0	0	1.25%	-9.7%	12/31/2022	0.95	0	0	1.00%	-9.4%	12/31/2022	0.96	0	0	0.75%	-9.2%
12/31/2021	1.04	0	0	1.25%	-3.1%	12/31/2021	1.05	0	0	1.00%	-2.8%	12/31/2021	1.06	0	0	0.75%	-2.6%
12/31/2020	1.07	0	0	1.25%	5.3%	12/31/2020	1.08	0	0	1.00%	5.5%	12/31/2020	1.08	0	0	0.75%	5.8%
12/31/2019	1.02	0	0	1.25%	2.1%	12/31/2019	1.02	0	0	1.00%	2.2%	12/31/2019	1.02	0	0	0.75%	2.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	4.8%	12/31/2023	$1.03	0	$0	0.25%	5.1%	12/31/2023	$1.04	0	$0	0.00%	5.3%
12/31/2022	0.97	0	0	0.50%	-9.0%	12/31/2022	0.98	0	0	0.25%	-8.8%	12/31/2022	0.98	0	0	0.00%	-8.5%
12/31/2021	1.06	0	0	0.50%	-2.3%	12/31/2021	1.07	0	0	0.25%	-2.1%	12/31/2021	1.08	0	0	0.00%	-1.8%
12/31/2020	1.09	0	0	0.50%	6.1%	12/31/2020	1.09	0	0	0.25%	6.3%	12/31/2020	1.10	0	0	0.00%	6.6%
12/31/2019	1.03	0	0	0.50%	2.5%	12/31/2019	1.03	0	0	0.25%	2.7%	12/31/2019	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Balanced Fund R6 Class - 06-3TF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$352,734	$318,615	13,551
Receivables: investments sold	2,050
Payables: investments purchased	-
Net assets	$354,784

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$354,784	239,752	$1.48
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$354,784	239,752

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,274
Mortality & expense charges			(3,533)
Net investment income (loss)			2,741

Gain (loss) on investments:
Net realized gain (loss)			663
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			34,119
Net gain (loss)			34,782

Increase (decrease) in net assets from operations			$37,523

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,741	$-
Net realized gain (loss)		663	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		34,119	-

Increase (decrease) in net assets from operations		37,523	-

Contract owner transactions:
Proceeds from units sold		329,217	-
Cost of units redeemed		(11,948)	-
Account charges		(8)	-
Increase (decrease)		317,261	-
Net increase (decrease)		354,784	-
Net assets, beginning		-	-
Net assets, ending		$354,784	$-

Units sold		248,355	-
Units redeemed		(8,603)	-
Net increase (decrease)		239,752	-
Units outstanding, beginning		-	-
Units outstanding, ending		239,752	-

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$329,217
Cost of units redeemed/account charges			(11,956)
Net investment income (loss)			2,741
Net realized gain (loss)			663
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			34,119
Net assets			$354,784
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	240	$355	1.25%	17.3%	12/31/2023	$1.50	0	$0	1.00%	17.6%	12/31/2023	$1.52	0	$0	0.75%	17.8%
12/31/2022	1.26	0	0	1.25%	-16.5%	12/31/2022	1.27	0	0	1.00%	-16.3%	12/31/2022	1.29	0	0	0.75%	-16.1%
12/31/2021	1.51	0	0	1.25%	13.5%	12/31/2021	1.52	0	0	1.00%	13.8%	12/31/2021	1.53	0	0	0.75%	14.1%
12/31/2020	1.33	0	0	1.25%	15.0%	12/31/2020	1.34	0	0	1.00%	15.3%	12/31/2020	1.34	0	0	0.75%	15.6%
12/31/2019	1.16	0	0	1.25%	15.7%	12/31/2019	1.16	0	0	1.00%	16.0%	12/31/2019	1.16	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	18.1%	12/31/2023	$1.55	0	$0	0.25%	18.4%	12/31/2023	$1.57	0	$0	0.00%	18.7%
12/31/2022	1.30	0	0	0.50%	-15.9%	12/31/2022	1.31	0	0	0.25%	-15.6%	12/31/2022	1.33	0	0	0.00%	-15.4%
12/31/2021	1.54	0	0	0.50%	14.4%	12/31/2021	1.56	0	0	0.25%	14.7%	12/31/2021	1.57	0	0	0.00%	15.0%
12/31/2020	1.35	0	0	0.50%	15.9%	12/31/2020	1.36	0	0	0.25%	16.2%	12/31/2020	1.36	0	0	0.00%	16.5%
12/31/2019	1.17	0	0	0.50%	16.5%	12/31/2019	1.17	0	0	0.25%	16.8%	12/31/2019	1.17	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Aggressive R6 Class - 06-4FG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,184	$2,277	165
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$2,178

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,178	1,594	$1.37
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$2,178	1,594

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33
Mortality & expense charges			(1)
Net investment income (loss)			32

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			94
Net change in unrealized appreciation (depreciation)			(93)
Net gain (loss)			1

Increase (decrease) in net assets from operations			$33

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32	$-
Net realized gain (loss)		-	-
Realized gain distributions		94	-
Net change in unrealized appreciation (depreciation)		(93)	-

Increase (decrease) in net assets from operations		33	-

Contract owner transactions:
Proceeds from units sold		2,151	-
Cost of units redeemed		-	-
Account charges		(6)	-
Increase (decrease)		2,145	-
Net increase (decrease)		2,178	-
Net assets, beginning		-	-
Net assets, ending		$2,178	$-

Units sold		1,598	-
Units redeemed		(4)	-
Net increase (decrease)		1,594	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,594	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,151
Cost of units redeemed/account charges			(6)
Net investment income (loss)			32
Net realized gain (loss)			-
Realized gain distributions			94
Net change in unrealized appreciation (depreciation)			(93)
Net assets			$2,178
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	2	$2	1.25%	16.4%	12/31/2023	$1.38	0	$0	1.00%	16.7%	12/31/2023	$1.40	0	$0	0.75%	17.0%
12/31/2022	1.17	0	0	1.25%	-19.6%	12/31/2022	1.18	0	0	1.00%	-19.4%	12/31/2022	1.19	0	0	0.75%	-19.2%
12/31/2021	1.46	0	0	1.25%	15.3%	12/31/2021	1.47	0	0	1.00%	15.6%	12/31/2021	1.48	0	0	0.75%	15.9%
12/31/2020	1.27	0	0	1.25%	17.9%	12/31/2020	1.27	0	0	1.00%	18.2%	12/31/2020	1.27	0	0	0.75%	18.5%
12/31/2019	1.07	0	0	1.25%	7.4%	12/31/2019	1.07	0	0	1.00%	7.4%	12/31/2019	1.07	0	0	0.75%	7.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	17.3%	12/31/2023	$1.43	0	$0	0.25%	17.6%	12/31/2023	$1.44	0	$0	0.00%	17.8%
12/31/2022	1.20	0	0	0.50%	-19.0%	12/31/2022	1.21	0	0	0.25%	-18.8%	12/31/2022	1.22	0	0	0.00%	-18.6%
12/31/2021	1.48	0	0	0.50%	16.2%	12/31/2021	1.49	0	0	0.25%	16.5%	12/31/2021	1.50	0	0	0.00%	16.8%
12/31/2020	1.28	0	0	0.50%	18.8%	12/31/2020	1.28	0	0	0.25%	19.1%	12/31/2020	1.29	0	0	0.00%	19.4%
12/31/2019	1.08	0	0	0.50%	7.6%	12/31/2019	1.08	0	0	0.25%	7.6%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Moderate R6 Class - 06-4F9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,897	$8,646	761
Receivables: investments sold	-
Payables: investments purchased	(11)
Net assets	$8,886

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,886	7,764	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$8,886	7,764

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$125
Mortality & expense charges			(12)
Net investment income (loss)			113

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			120
Net change in unrealized appreciation (depreciation)			251
Net gain (loss)			371

Increase (decrease) in net assets from operations			$484

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$113	$-
Net realized gain (loss)		-	-
Realized gain distributions		120	-
Net change in unrealized appreciation (depreciation)		251	-

Increase (decrease) in net assets from operations		484	-

Contract owner transactions:
Proceeds from units sold		16,752	-
Cost of units redeemed		(8,339)	-
Account charges		(11)	-
Increase (decrease)		8,402	-
Net increase (decrease)		8,886	-
Net assets, beginning		-	-
Net assets, ending		$8,886	$-

Units sold		15,401	-
Units redeemed		(7,637)	-
Net increase (decrease)		7,764	-
Units outstanding, beginning		-	-
Units outstanding, ending		7,764	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,752
Cost of units redeemed/account charges			(8,350)
Net investment income (loss)			113
Net realized gain (loss)			-
Realized gain distributions			120
Net change in unrealized appreciation (depreciation)			251
Net assets			$8,886
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	8	$9	1.25%	10.2%	12/31/2023	$1.16	0	$0	1.00%	10.5%	12/31/2023	$1.17	0	$0	0.75%	10.8%
12/31/2022	1.04	0	0	1.25%	-14.8%	12/31/2022	1.05	0	0	1.00%	-14.6%	12/31/2022	1.06	0	0	0.75%	-14.4%
12/31/2021	1.22	0	0	1.25%	6.6%	12/31/2021	1.23	0	0	1.00%	6.8%	12/31/2021	1.23	0	0	0.75%	7.1%
12/31/2020	1.14	0	0	1.25%	10.9%	12/31/2020	1.15	0	0	1.00%	11.2%	12/31/2020	1.15	0	0	0.75%	11.5%
12/31/2019	1.03	0	0	1.25%	3.2%	12/31/2019	1.03	0	0	1.00%	3.3%	12/31/2019	1.03	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	11.0%	12/31/2023	$1.19	0	$0	0.25%	11.3%	12/31/2023	$1.21	0	$0	0.00%	11.6%
12/31/2022	1.06	0	0	0.50%	-14.2%	12/31/2022	1.07	0	0	0.25%	-14.0%	12/31/2022	1.08	0	0	0.00%	-13.8%
12/31/2021	1.24	0	0	0.50%	7.4%	12/31/2021	1.25	0	0	0.25%	7.6%	12/31/2021	1.25	0	0	0.00%	7.9%
12/31/2020	1.15	0	0	0.50%	11.7%	12/31/2020	1.16	0	0	0.25%	12.0%	12/31/2020	1.16	0	0	0.00%	12.3%
12/31/2019	1.03	0	0	0.50%	3.4%	12/31/2019	1.03	0	0	0.25%	3.4%	12/31/2019	1.03	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Balanced R6 Class - 06-4FC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$375,547	$366,047	30,112
Receivables: investments sold	-
Payables: investments purchased	(48)
Net assets	$375,499

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$375,499	306,340	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.29
Total	$375,499	306,340

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,184
Mortality & expense charges			(556)
Net investment income (loss)			4,628

Gain (loss) on investments:
Net realized gain (loss)			315
Realized gain distributions			9,152
Net change in unrealized appreciation (depreciation)			9,500
Net gain (loss)			18,967

Increase (decrease) in net assets from operations			$23,595

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,628	$-
Net realized gain (loss)		315	-
Realized gain distributions		9,152	-
Net change in unrealized appreciation (depreciation)		9,500	-

Increase (decrease) in net assets from operations		23,595	-

Contract owner transactions:
Proceeds from units sold		727,086	-
Cost of units redeemed		(375,147)	-
Account charges		(35)	-
Increase (decrease)		351,904	-
Net increase (decrease)		375,499	-
Net assets, beginning		-	-
Net assets, ending		$375,499	$-

Units sold		628,680	-
Units redeemed		(322,340)	-
Net increase (decrease)		306,340	-
Units outstanding, beginning		-	-
Units outstanding, ending		306,340	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$727,086
Cost of units redeemed/account charges			(375,182)
Net investment income (loss)			4,628
Net realized gain (loss)			315
Realized gain distributions			9,152
Net change in unrealized appreciation (depreciation)			9,500
Net assets			$375,499
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	306	$375	1.25%	12.4%	12/31/2023	$1.24	0	$0	1.00%	12.7%	12/31/2023	$1.25	0	$0	0.75%	13.0%
12/31/2022	1.09	0	0	1.25%	-17.0%	12/31/2022	1.10	0	0	1.00%	-16.8%	12/31/2022	1.11	0	0	0.75%	-16.6%
12/31/2021	1.31	0	0	1.25%	10.2%	12/31/2021	1.32	0	0	1.00%	10.4%	12/31/2021	1.33	0	0	0.75%	10.7%
12/31/2020	1.19	0	0	1.25%	13.9%	12/31/2020	1.20	0	0	1.00%	14.2%	12/31/2020	1.20	0	0	0.75%	14.5%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	13.3%	12/31/2023	$1.28	0	$0	0.25%	13.5%	12/31/2023	$1.29	0	$0	0.00%	13.8%
12/31/2022	1.12	0	0	0.50%	-16.4%	12/31/2022	1.13	0	0	0.25%	-16.2%	12/31/2022	1.13	0	0	0.00%	-16.0%
12/31/2021	1.34	0	0	0.50%	11.0%	12/31/2021	1.34	0	0	0.25%	11.3%	12/31/2021	1.35	0	0	0.00%	11.5%
12/31/2020	1.20	0	0	0.50%	14.8%	12/31/2020	1.21	0	0	0.25%	15.1%	12/31/2020	1.21	0	0	0.00%	15.4%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	4.9%	12/31/2019	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Growth R6 Class - 06-4FF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$89,411	$88,669	6,940
Receivables: investments sold	-
Payables: investments purchased	(24)
Net assets	$89,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$89,387	68,468	$1.31
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$89,387	68,468

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,837
Mortality & expense charges			(129)
Net investment income (loss)			1,708

Gain (loss) on investments:
Net realized gain (loss)			3
Realized gain distributions			3,421
Net change in unrealized appreciation (depreciation)			742
Net gain (loss)			4,166

Increase (decrease) in net assets from operations			$5,874

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,708	$-
Net realized gain (loss)		3	-
Realized gain distributions		3,421	-
Net change in unrealized appreciation (depreciation)		742	-

Increase (decrease) in net assets from operations		5,874	-

Contract owner transactions:
Proceeds from units sold		167,377	-
Cost of units redeemed		(83,843)	-
Account charges		(21)	-
Increase (decrease)		83,513	-
Net increase (decrease)		89,387	-
Net assets, beginning		-	-
Net assets, ending		$89,387	$-

Units sold		136,472	-
Units redeemed		(68,004)	-
Net increase (decrease)		68,468	-
Units outstanding, beginning		-	-
Units outstanding, ending		68,468	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$167,377
Cost of units redeemed/account charges			(83,864)
Net investment income (loss)			1,708
Net realized gain (loss)			3
Realized gain distributions			3,421
Net change in unrealized appreciation (depreciation)			742
Net assets			$89,387
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	68	$89	1.25%	14.8%	12/31/2023	$1.32	0	$0	1.00%	15.1%	12/31/2023	$1.33	0	$0	0.75%	15.4%
12/31/2022	1.14	0	0	1.25%	-18.3%	12/31/2022	1.15	0	0	1.00%	-18.1%	12/31/2022	1.16	0	0	0.75%	-17.9%
12/31/2021	1.39	0	0	1.25%	12.9%	12/31/2021	1.40	0	0	1.00%	13.2%	12/31/2021	1.41	0	0	0.75%	13.5%
12/31/2020	1.23	0	0	1.25%	16.2%	12/31/2020	1.24	0	0	1.00%	16.5%	12/31/2020	1.24	0	0	0.75%	16.8%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	15.7%	12/31/2023	$1.36	0	$0	0.25%	16.0%	12/31/2023	$1.38	0	$0	0.00%	16.2%
12/31/2022	1.16	0	0	0.50%	-17.7%	12/31/2022	1.17	0	0	0.25%	-17.5%	12/31/2022	1.18	0	0	0.00%	-17.3%
12/31/2021	1.42	0	0	0.50%	13.8%	12/31/2021	1.42	0	0	0.25%	14.0%	12/31/2021	1.43	0	0	0.00%	14.3%
12/31/2020	1.24	0	0	0.50%	17.1%	12/31/2020	1.25	0	0	0.25%	17.4%	12/31/2020	1.25	0	0	0.00%	17.7%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.06	0	0	0.25%	6.3%	12/31/2019	1.06	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Disc Val Mid Cap R6 Class - 06-4TN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$183,931	$171,585	6,721
Receivables: investments sold	-
Payables: investments purchased	(35)
Net assets	$183,896

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$183,896	157,182	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.19
Band 25	-	-	1.20
Band 0	-	-	1.21
Total	$183,896	157,182

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,841
Mortality & expense charges			(1,172)
Net investment income (loss)			669

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			5,401
Net change in unrealized appreciation (depreciation)			14,340
Net gain (loss)			19,730

Increase (decrease) in net assets from operations			$20,399

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$669	$117
Net realized gain (loss)		(11)	(22)
Realized gain distributions		5,401	1,355
Net change in unrealized appreciation (depreciation)		14,340	(1,994)

Increase (decrease) in net assets from operations		20,399	(544)

Contract owner transactions:
Proceeds from units sold		132,402	61,951
Cost of units redeemed		(2,793)	(27,456)
Account charges		(61)	(2)
Increase (decrease)		129,548	34,493
Net increase (decrease)		149,947	33,949
Net assets, beginning		33,949	-
Net assets, ending		$183,896	$33,949

Units sold		126,410	59,618
Units redeemed		(2,691)	(26,155)
Net increase (decrease)		123,719	33,463
Units outstanding, beginning		33,463	-
Units outstanding, ending		157,182	33,463

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$194,353
Cost of units redeemed/account charges			(30,312)
Net investment income (loss)			786
Net realized gain (loss)			(33)
Realized gain distributions			6,756
Net change in unrealized appreciation (depreciation)			12,346
Net assets			$183,896
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	157	$184	1.25%	15.3%	12/31/2023	$1.18	0	$0	1.00%	15.6%	12/31/2023	$1.19	0	$0	0.75%	15.9%
12/31/2022	1.01	33	34	1.25%	-8.1%	12/31/2022	1.02	0	0	1.00%	-7.9%	12/31/2022	1.02	0	0	0.75%	-7.7%
12/31/2021	1.10	0	0	1.25%	10.4%	12/31/2021	1.11	0	0	1.00%	10.6%	12/31/2021	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	0.50%	16.2%	12/31/2023	$1.20	0	$0	0.25%	16.5%	12/31/2023	$1.21	0	$0	0.00%	16.8%
12/31/2022	1.03	0	0	0.50%	-7.4%	12/31/2022	1.03	0	0	0.25%	-7.2%	12/31/2022	1.04	0	0	0.00%	-7.0%
12/31/2021	1.11	0	0	0.50%	11.1%	12/31/2021	1.11	0	0	0.25%	11.3%	12/31/2021	1.12	0	0	0.00%	11.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	2.1%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock Intl Growth R6 Class - 06-64P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$197,747	$194,331	7,981
Receivables: investments sold	-
Payables: investments purchased	(442)
Net assets	$197,305

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$197,305	246,756	$0.80
Band 100	-	-	0.80
Band 75	-	-	0.81
Band 50	-	-	0.81
Band 25	-	-	0.82
Band 0	-	-	0.82
Total	$197,305	246,756

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,788
Mortality & expense charges			(331)
Net investment income (loss)			4,457

Gain (loss) on investments:
Net realized gain (loss)			(71)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,416
Net gain (loss)			3,345

Increase (decrease) in net assets from operations			$7,802

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,457	$-
Net realized gain (loss)		(71)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,416	-

Increase (decrease) in net assets from operations		7,802	-

Contract owner transactions:
Proceeds from units sold		192,004	-
Cost of units redeemed		(2,360)	-
Account charges		(141)	-
Increase (decrease)		189,503	-
Net increase (decrease)		197,305	-
Net assets, beginning		-	-
Net assets, ending		$197,305	$-

Units sold		250,088	-
Units redeemed		(3,332)	-
Net increase (decrease)		246,756	-
Units outstanding, beginning		-	-
Units outstanding, ending		246,756	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$192,004
Cost of units redeemed/account charges			(2,501)
Net investment income (loss)			4,457
Net realized gain (loss)			(71)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,416
Net assets			$197,305
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.80	247	$197	1.25%	11.6%	12/31/2023	$0.80	0	$0	1.00%	11.9%	12/31/2023	$0.81	0	$0	0.75%	12.2%
12/31/2022	0.72	0	0	1.25%	-27.6%	12/31/2022	0.72	0	0	1.00%	-27.4%	12/31/2022	0.72	0	0	0.75%	-27.2%
12/31/2021	0.99	0	0	1.25%	-1.1%	12/31/2021	0.99	0	0	1.00%	-1.0%	12/31/2021	0.99	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.81	0	$0	0.50%	12.5%	12/31/2023	$0.82	0	$0	0.25%	12.7%	12/31/2023	$0.82	0	$0	0.00%	13.0%
12/31/2022	0.72	0	0	0.50%	-27.0%	12/31/2022	0.72	0	0	0.25%	-26.9%	12/31/2022	0.73	0	0	0.00%	-26.7%
12/31/2021	0.99	0	0	0.50%	-0.9%	12/31/2021	0.99	0	0	0.25%	-0.9%	12/31/2021	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2010 Lifetime Port R6 Class - 06-3GN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$240
Cost of units redeemed/account charges			(298)
Net investment income (loss)			10
Net realized gain (loss)			24
Realized gain distributions			24
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	1.25%	8.6%	12/31/2023	$1.19	0	$0	1.00%	8.8%	12/31/2023	$1.21	0	$0	0.75%	9.1%
12/31/2022	1.09	0	0	1.25%	-12.8%	12/31/2022	1.10	0	0	1.00%	-12.6%	12/31/2022	1.11	0	0	0.75%	-12.3%
12/31/2021	1.24	0	0	1.25%	5.8%	12/31/2021	1.26	0	0	1.00%	6.0%	12/31/2021	1.27	0	0	0.75%	6.3%
12/31/2020	1.18	0	0	1.25%	7.9%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.19	0	0	0.75%	8.5%
12/31/2019	1.09	0	0	1.25%	14.5%	12/31/2019	1.09	0	0	1.00%	14.8%	12/31/2019	1.10	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	9.4%	12/31/2023	$1.24	0	$0	0.25%	9.6%	12/31/2023	$1.26	0	$0	0.00%	9.9%
12/31/2022	1.12	0	0	0.50%	-12.1%	12/31/2022	1.13	0	0	0.25%	-11.9%	12/31/2022	1.15	0	0	0.00%	-11.7%
12/31/2021	1.28	0	0	0.50%	6.6%	12/31/2021	1.29	0	0	0.25%	6.8%	12/31/2021	1.30	0	0	0.00%	7.1%
12/31/2020	1.20	0	0	0.50%	8.7%	12/31/2020	1.20	0	0	0.25%	9.0%	12/31/2020	1.21	0	0	0.00%	9.3%
12/31/2019	1.10	0	0	0.50%	15.4%	12/31/2019	1.10	0	0	0.25%	15.7%	12/31/2019	1.11	0	0	0.00%	16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.8%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(8)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	(8)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	(8)
Net assets, beginning		-	8
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	(6)
Net increase (decrease)		-	(6)
Units outstanding, beginning		-	6
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,701
Cost of units redeemed/account charges			(11,175)
Net investment income (loss)			142
Net realized gain (loss)			833
Realized gain distributions			499
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	1.25%	9.3%	12/31/2023	$1.21	0	$0	1.00%	9.6%	12/31/2023	$1.22	0	$0	0.75%	9.8%
12/31/2022	1.09	0	0	1.25%	-13.9%	12/31/2022	1.10	0	0	1.00%	-13.7%	12/31/2022	1.11	0	0	0.75%	-13.5%
12/31/2021	1.27	0	0	1.25%	7.0%	12/31/2021	1.28	0	0	1.00%	7.3%	12/31/2021	1.29	0	0	0.75%	7.5%
12/31/2020	1.18	7	9	1.25%	8.5%	12/31/2020	1.19	0	0	1.00%	8.7%	12/31/2020	1.20	0	0	0.75%	9.0%
12/31/2019	1.09	4	4	1.25%	15.6%	12/31/2019	1.10	0	0	1.00%	15.9%	12/31/2019	1.10	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	10.1%	12/31/2023	$1.26	0	$0	0.25%	10.4%	12/31/2023	$1.27	0	$0	0.00%	10.7%
12/31/2022	1.13	0	0	0.50%	-13.3%	12/31/2022	1.14	0	0	0.25%	-13.0%	12/31/2022	1.15	0	0	0.00%	-12.8%
12/31/2021	1.30	0	0	0.50%	7.8%	12/31/2021	1.31	0	0	0.25%	8.1%	12/31/2021	1.32	0	0	0.00%	8.3%
12/31/2020	1.20	0	0	0.50%	9.3%	12/31/2020	1.21	0	0	0.25%	9.5%	12/31/2020	1.22	0	0	0.00%	9.8%
12/31/2019	1.10	0	0	0.50%	16.5%	12/31/2019	1.11	0	0	0.25%	16.8%	12/31/2019	1.11	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	2.7%
2019	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JHancock MM LF Conservative R6 Class - 06-4F7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	1.25%	7.9%	12/31/2023	$1.07	0	$0	1.00%	8.1%	12/31/2023	$1.09	0	$0	0.75%	8.4%
12/31/2022	0.99	0	0	1.25%	-12.8%	12/31/2022	0.99	0	0	1.00%	-12.5%	12/31/2022	1.00	0	0	0.75%	-12.3%
12/31/2021	1.13	0	0	1.25%	2.4%	12/31/2021	1.14	0	0	1.00%	2.6%	12/31/2021	1.14	0	0	0.75%	2.9%
12/31/2020	1.10	0	0	1.25%	8.4%	12/31/2020	1.11	0	0	1.00%	8.7%	12/31/2020	1.11	0	0	0.75%	9.0%
12/31/2019	1.02	0	0	1.25%	1.8%	12/31/2019	1.02	0	0	1.00%	1.8%	12/31/2019	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	8.7%	12/31/2023	$1.11	0	$0	0.25%	8.9%	12/31/2023	$1.12	0	$0	0.00%	9.2%
12/31/2022	1.01	0	0	0.50%	-12.1%	12/31/2022	1.02	0	0	0.25%	-11.9%	12/31/2022	1.03	0	0	0.00%	-11.7%
12/31/2021	1.15	0	0	0.50%	3.2%	12/31/2021	1.15	0	0	0.25%	3.4%	12/31/2021	1.16	0	0	0.00%	3.7%
12/31/2020	1.11	0	0	0.50%	9.3%	12/31/2020	1.12	0	0	0.25%	9.5%	12/31/2020	1.12	0	0	0.00%	9.8%
12/31/2019	1.02	0	0	0.50%	1.9%	12/31/2019	1.02	0	0	0.25%	2.0%	12/31/2019	1.02	0	0	0.00%	2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Government Bond Fund R4 Class - 06-FYC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,904	$1,971	555
Receivables: investments sold	3,394
Payables: investments purchased	-
Net assets	$5,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,298	5,602	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	1.01
Band 0	-	-	1.03
Total	$5,298	5,602

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$32
Mortality & expense charges			(15)
Net investment income (loss)			17

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			39
Net gain (loss)			38

Increase (decrease) in net assets from operations			$55

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17	$5
Net realized gain (loss)		(1)	(2)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		39	(99)

Increase (decrease) in net assets from operations		55	(96)

Contract owner transactions:
Proceeds from units sold		4,368	348
Cost of units redeemed		-	-
Account charges		(1)	-
Increase (decrease)		4,367	348
Net increase (decrease)		4,422	252
Net assets, beginning		876	624
Net assets, ending		$5,298	$876

Units sold		4,650	376
Units redeemed		(1)	(14)
Net increase (decrease)		4,649	362
Units outstanding, beginning		953	591
Units outstanding, ending		5,602	953

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$269,038
Cost of units redeemed/account charges			(272,543)
Net investment income (loss)			1,692
Net realized gain (loss)			7,104
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			(67)
Net assets			$5,298
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	6	$5	1.25%	2.9%	12/31/2023	$0.96	0	$0	1.00%	3.1%	12/31/2023	$0.98	0	$0	0.75%	3.4%
12/31/2022	0.92	1	1	1.25%	-13.0%	12/31/2022	0.93	0	0	1.00%	-12.7%	12/31/2022	0.95	0	0	0.75%	-12.5%
12/31/2021	1.06	1	1	1.25%	-3.5%	12/31/2021	1.07	0	0	1.00%	-3.2%	12/31/2021	1.08	0	0	0.75%	-3.0%
12/31/2020	1.09	0	0	1.25%	5.4%	12/31/2020	1.10	0	0	1.00%	5.7%	12/31/2020	1.11	0	0	0.75%	5.9%
12/31/2019	1.04	1	1	1.25%	5.2%	12/31/2019	1.04	0	0	1.00%	5.5%	12/31/2019	1.05	0	0	0.75%	5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	3.7%	12/31/2023	$1.01	0	$0	0.25%	3.9%	12/31/2023	$1.03	0	$0	0.00%	4.2%
12/31/2022	0.96	0	0	0.50%	-12.3%	12/31/2022	0.97	0	0	0.25%	-12.1%	12/31/2022	0.99	0	0	0.00%	-11.9%
12/31/2021	1.09	0	0	0.50%	-2.7%	12/31/2021	1.11	0	0	0.25%	-2.5%	12/31/2021	1.12	0	0	0.00%	-2.2%
12/31/2020	1.12	0	0	0.50%	6.2%	12/31/2020	1.13	0	0	0.25%	6.5%	12/31/2020	1.14	0	0	0.00%	6.7%
12/31/2019	1.06	0	0	0.50%	6.0%	12/31/2019	1.06	0	0	0.25%	6.3%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.9%
2021	1.3%
2020	58.8%
2019	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Government Bond Fund R6 Class - 06-FYF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$235,065	$235,909	24,854
Receivables: investments sold	2,043
Payables: investments purchased	-
Net assets	$237,108

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$237,108	246,665	$0.96
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$237,108	246,665

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,729
Mortality & expense charges			(3,526)
Net investment income (loss)			4,203

Gain (loss) on investments:
Net realized gain (loss)			(19,210)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,262
Net gain (loss)			52

Increase (decrease) in net assets from operations			$4,255

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,203	$1,932
Net realized gain (loss)		(19,210)	(2,613)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		19,262	(19,407)

Increase (decrease) in net assets from operations		4,255	(20,088)

Contract owner transactions:
Proceeds from units sold		176,998	332,908
Cost of units redeemed		(203,201)	(144,889)
Account charges		(389)	(232)
Increase (decrease)		(26,592)	187,787
Net increase (decrease)		(22,337)	167,699
Net assets, beginning		259,445	91,746
Net assets, ending		$237,108	$259,445

Units sold		187,829	341,006
Units redeemed		(219,529)	(148,454)
Net increase (decrease)		(31,700)	192,552
Units outstanding, beginning		278,365	85,813
Units outstanding, ending		246,665	278,365

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$938,782
Cost of units redeemed/account charges			(693,671)
Net investment income (loss)			7,610
Net realized gain (loss)			(14,781)
Realized gain distributions			12
Net change in unrealized appreciation (depreciation)			(844)
Net assets			$237,108
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	247	$237	1.25%	3.1%	12/31/2023	$0.98	0	$0	1.00%	3.4%	12/31/2023	$0.99	0	$0	0.75%	3.7%
12/31/2022	0.93	278	259	1.25%	-12.8%	12/31/2022	0.94	0	0	1.00%	-12.6%	12/31/2022	0.96	0	0	0.75%	-12.4%
12/31/2021	1.07	86	92	1.25%	-3.2%	12/31/2021	1.08	0	0	1.00%	-3.0%	12/31/2021	1.09	0	0	0.75%	-2.7%
12/31/2020	1.10	15	16	1.25%	5.8%	12/31/2020	1.11	0	0	1.00%	6.0%	12/31/2020	1.12	0	0	0.75%	6.3%
12/31/2019	1.04	10	11	1.25%	5.5%	12/31/2019	1.05	0	0	1.00%	5.8%	12/31/2019	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	3.9%	12/31/2023	$1.03	0	$0	0.25%	4.2%	12/31/2023	$1.04	0	$0	0.00%	4.4%
12/31/2022	0.97	0	0	0.50%	-12.2%	12/31/2022	0.98	0	0	0.25%	-11.9%	12/31/2022	1.00	0	0	0.00%	-11.7%
12/31/2021	1.11	0	0	0.50%	-2.5%	12/31/2021	1.12	0	0	0.25%	-2.2%	12/31/2021	1.13	0	0	0.00%	-2.0%
12/31/2020	1.13	0	0	0.50%	6.5%	12/31/2020	1.14	0	0	0.25%	6.8%	12/31/2020	1.15	0	0	0.00%	7.1%
12/31/2019	1.06	0	0	0.50%	6.3%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.08	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.4%
2021	2.0%
2020	5.5%
2019	22.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,550,055	$3,381,079	76,819
Receivables: investments sold	12,826
Payables: investments purchased	-
Net assets	$3,562,881

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,562,881	1,783,942	$2.00
Band 100	-	-	2.03
Band 75	-	-	2.06
Band 50	-	-	2.10
Band 25	-	-	2.13
Band 0	-	-	2.17
Total	$3,562,881	1,783,942

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(20,669)
Net investment income (loss)			(20,669)

Gain (loss) on investments:
Net realized gain (loss)			(145,691)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			517,984
Net gain (loss)			372,293

Increase (decrease) in net assets from operations			$351,624

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,669)	$(16,136)
Net realized gain (loss)		(145,691)	(43,705)
Realized gain distributions		-	9,144
Net change in unrealized appreciation (depreciation)		517,984	(414,992)

Increase (decrease) in net assets from operations		351,624	(465,689)

Contract owner transactions:
Proceeds from units sold		2,785,181	177,750
Cost of units redeemed		(735,997)	(202,705)
Account charges		(1,790)	(901)
Increase (decrease)		2,047,394	(25,856)
Net increase (decrease)		2,399,018	(491,545)
Net assets, beginning		1,163,863	1,655,408
Net assets, ending		$3,562,881	$1,163,863

Units sold		1,499,535	100,273
Units redeemed		(423,828)	(116,865)
Net increase (decrease)		1,075,707	(16,592)
Units outstanding, beginning		708,235	724,827
Units outstanding, ending		1,783,942	708,235

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,645,093
Cost of units redeemed/account charges			(7,369,505)
Net investment income (loss)			(151,163)
Net realized gain (loss)			1,317,887
Realized gain distributions			951,593
Net change in unrealized appreciation (depreciation)			168,976
Net assets			$3,562,881
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.00	1,784	$3,563	1.25%	21.5%	12/31/2023	$2.03	0	$0	1.00%	21.8%	12/31/2023	$2.06	0	$0	0.75%	22.1%
12/31/2022	1.64	708	1,164	1.25%	-28.0%	12/31/2022	1.67	0	0	1.00%	-27.9%	12/31/2022	1.69	0	0	0.75%	-27.7%
12/31/2021	2.28	725	1,655	1.25%	9.3%	12/31/2021	2.31	0	0	1.00%	9.6%	12/31/2021	2.34	0	0	0.75%	9.9%
12/31/2020	2.09	2,138	4,467	1.25%	46.3%	12/31/2020	2.11	0	0	1.00%	46.7%	12/31/2020	2.13	0	0	0.75%	47.1%
12/31/2019	1.43	2,148	3,066	1.25%	37.8%	12/31/2019	1.44	0	0	1.00%	38.2%	12/31/2019	1.45	0	0	0.75%	38.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.10	0	$0	0.50%	22.4%	12/31/2023	$2.13	0	$0	0.25%	22.8%	12/31/2023	$2.17	0	$0	0.00%	23.1%
12/31/2022	1.71	0	0	0.50%	-27.5%	12/31/2022	1.74	0	0	0.25%	-27.3%	12/31/2022	1.76	0	0	0.00%	-27.1%
12/31/2021	2.36	0	0	0.50%	10.2%	12/31/2021	2.39	0	0	0.25%	10.4%	12/31/2021	2.42	0	0	0.00%	10.7%
12/31/2020	2.14	0	0	0.50%	47.4%	12/31/2020	2.16	0	0	0.25%	47.8%	12/31/2020	2.18	0	0	0.00%	48.2%
12/31/2019	1.45	0	0	0.50%	38.9%	12/31/2019	1.46	0	0	0.25%	39.2%	12/31/2019	1.47	0	0	0.00%	39.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,084,936	$9,556,099	210,000
Receivables: investments sold	30,804
Payables: investments purchased	-
Net assets	$10,115,740

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,115,740	4,981,773	$2.03
Band 100	-	-	2.06
Band 75	-	-	2.10
Band 50	-	-	2.13
Band 25	-	-	2.17
Band 0	-	-	2.20
Total	$10,115,740	4,981,773

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(88,598)
Net investment income (loss)			(88,598)

Gain (loss) on investments:
Net realized gain (loss)			(95,795)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,583,447
Net gain (loss)			1,487,652

Increase (decrease) in net assets from operations			$1,399,054

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(88,598)	$(76,339)
Net realized gain (loss)		(95,795)	(545,468)
Realized gain distributions		-	36,460
Net change in unrealized appreciation (depreciation)		1,583,447	(1,928,813)

Increase (decrease) in net assets from operations		1,399,054	(2,514,160)

Contract owner transactions:
Proceeds from units sold		5,641,630	1,241,362
Cost of units redeemed		(1,379,341)	(3,757,028)
Account charges		(9,140)	(3,539)
Increase (decrease)		4,253,149	(2,519,205)
Net increase (decrease)		5,652,203	(5,033,365)
Net assets, beginning		4,463,537	9,496,902
Net assets, ending		$10,115,740	$4,463,537

Units sold		3,046,546	701,172
Units redeemed		(742,790)	(2,133,425)
Net increase (decrease)		2,303,756	(1,432,253)
Units outstanding, beginning		2,678,017	4,110,270
Units outstanding, ending		4,981,773	2,678,017

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$19,051,552
Cost of units redeemed/account charges			(11,158,672)
Net investment income (loss)			(393,958)
Net realized gain (loss)			196,417
Realized gain distributions			1,891,564
Net change in unrealized appreciation (depreciation)			528,837
Net assets			$10,115,740
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.03	4,982	$10,116	1.25%	21.8%	12/31/2023	$2.06	0	$0	1.00%	22.1%	12/31/2023	$2.10	0	$0	0.75%	22.4%
12/31/2022	1.67	2,678	4,464	1.25%	-27.9%	12/31/2022	1.69	0	0	1.00%	-27.7%	12/31/2022	1.71	0	0	0.75%	-27.5%
12/31/2021	2.31	4,110	9,497	1.25%	9.6%	12/31/2021	2.34	0	0	1.00%	9.9%	12/31/2021	2.36	0	0	0.75%	10.2%
12/31/2020	2.11	3,311	6,980	1.25%	46.7%	12/31/2020	2.13	0	0	1.00%	47.0%	12/31/2020	2.15	0	0	0.75%	47.4%
12/31/2019	1.44	2,946	4,234	1.25%	38.2%	12/31/2019	1.45	0	0	1.00%	38.6%	12/31/2019	1.46	0	0	0.75%	38.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.13	0	$0	0.50%	22.7%	12/31/2023	$2.17	0	$0	0.25%	23.0%	12/31/2023	$2.20	0	$0	0.00%	23.4%
12/31/2022	1.74	0	0	0.50%	-27.3%	12/31/2022	1.76	0	0	0.25%	-27.1%	12/31/2022	1.79	0	0	0.00%	-27.0%
12/31/2021	2.39	0	0	0.50%	10.4%	12/31/2021	2.42	0	0	0.25%	10.7%	12/31/2021	2.44	0	0	0.00%	11.0%
12/31/2020	2.16	0	0	0.50%	47.8%	12/31/2020	2.18	0	0	0.25%	48.1%	12/31/2020	2.20	0	0	0.00%	48.5%
12/31/2019	1.46	0	0	0.50%	39.3%	12/31/2019	1.47	0	0	0.25%	39.6%	12/31/2019	1.48	0	0	0.00%	40.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,619	$50,732	1,361
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$47,618

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,618	32,516	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$47,618	32,516

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$601
Mortality & expense charges			(488)
Net investment income (loss)			113

Gain (loss) on investments:
Net realized gain (loss)			(62)
Realized gain distributions			2,171
Net change in unrealized appreciation (depreciation)			1,785
Net gain (loss)			3,894

Increase (decrease) in net assets from operations			$4,007

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$113	$(44)
Net realized gain (loss)		(62)	313
Realized gain distributions		2,171	3,261
Net change in unrealized appreciation (depreciation)		1,785	(6,989)

Increase (decrease) in net assets from operations		4,007	(3,459)

Contract owner transactions:
Proceeds from units sold		9,092	8,406
Cost of units redeemed		-	(16,285)
Account charges		-	-
Increase (decrease)		9,092	(7,879)
Net increase (decrease)		13,099	(11,338)
Net assets, beginning		34,519	45,857
Net assets, ending		$47,618	$34,519

Units sold		6,650	6,164
Units redeemed		-	(11,429)
Net increase (decrease)		6,650	(5,265)
Units outstanding, beginning		25,866	31,131
Units outstanding, ending		32,516	25,866

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$77,577
Cost of units redeemed/account charges			(40,538)
Net investment income (loss)			(154)
Net realized gain (loss)			(2,396)
Realized gain distributions			16,242
Net change in unrealized appreciation (depreciation)			(3,113)
Net assets			$47,618
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	33	$48	1.25%	9.7%	12/31/2023	$1.49	0	$0	1.00%	10.0%	12/31/2023	$1.51	0	$0	0.75%	10.3%
12/31/2022	1.33	26	35	1.25%	-9.4%	12/31/2022	1.35	0	0	1.00%	-9.2%	12/31/2022	1.37	0	0	0.75%	-8.9%
12/31/2021	1.47	31	46	1.25%	28.2%	12/31/2021	1.49	0	0	1.00%	28.5%	12/31/2021	1.51	0	0	0.75%	28.8%
12/31/2020	1.15	28	32	1.25%	-1.1%	12/31/2020	1.16	0	0	1.00%	-0.8%	12/31/2020	1.17	0	0	0.75%	-0.6%
12/31/2019	1.16	30	35	1.25%	24.8%	12/31/2019	1.17	0	0	1.00%	25.1%	12/31/2019	1.18	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	10.6%	12/31/2023	$1.56	0	$0	0.25%	10.8%	12/31/2023	$1.59	0	$0	0.00%	11.1%
12/31/2022	1.39	0	0	0.50%	-8.7%	12/31/2022	1.41	0	0	0.25%	-8.5%	12/31/2022	1.43	0	0	0.00%	-8.3%
12/31/2021	1.52	0	0	0.50%	29.2%	12/31/2021	1.54	0	0	0.25%	29.5%	12/31/2021	1.56	0	0	0.00%	29.8%
12/31/2020	1.18	0	0	0.50%	-0.3%	12/31/2020	1.19	0	0	0.25%	-0.1%	12/31/2020	1.20	0	0	0.00%	0.2%
12/31/2019	1.18	0	0	0.50%	25.7%	12/31/2019	1.19	0	0	0.25%	26.0%	12/31/2019	1.20	0	0	0.00%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.0%
2021	0.5%
2020	1.0%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Mid Cap Value Fund R6 Class - 06-FYK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,766,449	$1,870,400	47,750
Receivables: investments sold	-
Payables: investments purchased	(51,738)
Net assets	$1,714,711

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,714,711	1,152,194	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.61
Total	$1,714,711	1,152,194

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24,830
Mortality & expense charges			(20,871)
Net investment income (loss)			3,959

Gain (loss) on investments:
Net realized gain (loss)			(48,549)
Realized gain distributions			79,271
Net change in unrealized appreciation (depreciation)			122,190
Net gain (loss)			152,912

Increase (decrease) in net assets from operations			$156,871

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,959	$3,859
Net realized gain (loss)		(48,549)	3,823
Realized gain distributions		79,271	161,457
Net change in unrealized appreciation (depreciation)		122,190	(301,604)

Increase (decrease) in net assets from operations		156,871	(132,465)

Contract owner transactions:
Proceeds from units sold		227,426	478,897
Cost of units redeemed		(411,062)	(291,145)
Account charges		(1,607)	(1,553)
Increase (decrease)		(185,243)	186,199
Net increase (decrease)		(28,372)	53,734
Net assets, beginning		1,743,083	1,689,349
Net assets, ending		$1,714,711	$1,743,083

Units sold		168,209	364,079
Units redeemed		(304,364)	(209,879)
Net increase (decrease)		(136,155)	154,200
Units outstanding, beginning		1,288,349	1,134,149
Units outstanding, ending		1,152,194	1,288,349

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,657,988
Cost of units redeemed/account charges			(1,436,532)
Net investment income (loss)			17,543
Net realized gain (loss)			(22,525)
Realized gain distributions			602,188
Net change in unrealized appreciation (depreciation)			(103,951)
Net assets			$1,714,711
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	1,152	$1,715	1.25%	10.0%	12/31/2023	$1.51	0	$0	1.00%	10.3%	12/31/2023	$1.54	0	$0	0.75%	10.5%
12/31/2022	1.35	1,288	1,743	1.25%	-9.2%	12/31/2022	1.37	0	0	1.00%	-8.9%	12/31/2022	1.39	0	0	0.75%	-8.7%
12/31/2021	1.49	1,134	1,689	1.25%	28.5%	12/31/2021	1.51	0	0	1.00%	28.8%	12/31/2021	1.52	0	0	0.75%	29.1%
12/31/2020	1.16	1,095	1,269	1.25%	-0.8%	12/31/2020	1.17	0	0	1.00%	-0.6%	12/31/2020	1.18	0	0	0.75%	-0.3%
12/31/2019	1.17	883	1,032	1.25%	25.1%	12/31/2019	1.18	0	0	1.00%	25.4%	12/31/2019	1.18	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	10.8%	12/31/2023	$1.59	0	$0	0.25%	11.1%	12/31/2023	$1.61	0	$0	0.00%	11.4%
12/31/2022	1.41	0	0	0.50%	-8.5%	12/31/2022	1.43	0	0	0.25%	-8.3%	12/31/2022	1.45	0	0	0.00%	-8.0%
12/31/2021	1.54	0	0	0.50%	29.5%	12/31/2021	1.56	0	0	0.25%	29.8%	12/31/2021	1.58	0	0	0.00%	30.1%
12/31/2020	1.19	0	0	0.50%	-0.1%	12/31/2020	1.20	0	0	0.25%	0.2%	12/31/2020	1.21	0	0	0.00%	0.4%
12/31/2019	1.19	0	0	0.50%	26.0%	12/31/2019	1.20	0	0	0.25%	26.4%	12/31/2019	1.21	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.4%
2021	1.0%
2020	1.4%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2020 Fund R4 Class - 06-GMM (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	1.25%	10.3%	12/31/2023	$1.17	0	$0	1.00%	10.6%	12/31/2023	$1.18	0	$0	0.75%	10.9%
12/31/2022	1.04	0	0	1.25%	-15.0%	12/31/2022	1.05	0	0	1.00%	-14.8%	12/31/2022	1.07	0	0	0.75%	-14.6%
12/31/2021	1.23	0	0	1.25%	4.8%	12/31/2021	1.24	0	0	1.00%	5.0%	12/31/2021	1.25	0	0	0.75%	5.3%
12/31/2020	1.17	0	0	1.25%	8.6%	12/31/2020	1.18	0	0	1.00%	8.8%	12/31/2020	1.19	0	0	0.75%	9.1%
12/31/2019	1.08	0	0	1.25%	13.8%	12/31/2019	1.08	0	0	1.00%	14.1%	12/31/2019	1.09	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	11.2%	12/31/2023	$1.22	0	$0	0.25%	11.4%	12/31/2023	$1.24	0	$0	0.00%	11.7%
12/31/2022	1.08	0	0	0.50%	-14.4%	12/31/2022	1.10	0	0	0.25%	-14.2%	12/31/2022	1.11	0	0	0.00%	-13.9%
12/31/2021	1.26	0	0	0.50%	5.6%	12/31/2021	1.28	0	0	0.25%	5.8%	12/31/2021	1.29	0	0	0.00%	6.1%
12/31/2020	1.20	0	0	0.50%	9.4%	12/31/2020	1.21	0	0	0.25%	9.7%	12/31/2020	1.22	0	0	0.00%	9.9%
12/31/2019	1.09	0	0	0.50%	14.7%	12/31/2019	1.10	0	0	0.25%	15.0%	12/31/2019	1.11	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,440,613	$2,488,197	126,316
Receivables: investments sold	-
Payables: investments purchased	(183)
Net assets	$2,440,430

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,440,430	2,066,613	$1.18
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$2,440,430	2,066,613

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$80,989
Mortality & expense charges			(32,142)
Net investment income (loss)			48,847

Gain (loss) on investments:
Net realized gain (loss)			(75,186)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			287,372
Net gain (loss)			212,186

Increase (decrease) in net assets from operations			$261,033

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48,847	$43,800
Net realized gain (loss)		(75,186)	(22,207)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		287,372	(559,811)

Increase (decrease) in net assets from operations		261,033	(538,218)

Contract owner transactions:
Proceeds from units sold		378,327	488,610
Cost of units redeemed		(1,048,216)	(1,085,561)
Account charges		(5,608)	(6,972)
Increase (decrease)		(675,497)	(603,923)
Net increase (decrease)		(414,464)	(1,142,141)
Net assets, beginning		2,854,894	3,997,035
Net assets, ending		$2,440,430	$2,854,894

Units sold		362,836	441,845
Units redeemed		(970,705)	(957,541)
Net increase (decrease)		(607,869)	(515,696)
Units outstanding, beginning		2,674,482	3,190,178
Units outstanding, ending		2,066,613	2,674,482

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,721,960
Cost of units redeemed/account charges			(4,823,728)
Net investment income (loss)			254,769
Net realized gain (loss)			7,216
Realized gain distributions			327,797
Net change in unrealized appreciation (depreciation)			(47,584)
Net assets			$2,440,430
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	2,067	$2,440	1.25%	10.6%	12/31/2023	$1.22	0	$0	1.00%	10.9%	12/31/2023	$1.22	0	$0	0.75%	11.2%
12/31/2022	1.07	2,674	2,855	1.25%	-14.8%	12/31/2022	1.10	0	0	1.00%	-14.6%	12/31/2022	1.10	0	0	0.75%	-14.4%
12/31/2021	1.25	3,190	3,997	1.25%	5.0%	12/31/2021	1.28	0	0	1.00%	5.3%	12/31/2021	1.28	0	0	0.75%	5.6%
12/31/2020	1.19	3,599	4,293	1.25%	8.8%	12/31/2020	1.22	0	0	1.00%	9.0%	12/31/2020	1.21	0	0	0.75%	9.3%
12/31/2019	1.10	3,549	3,892	1.25%	14.1%	12/31/2019	1.12	0	0	1.00%	14.6%	12/31/2019	1.11	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	11.5%	12/31/2023	$1.26	0	$0	0.25%	11.7%	12/31/2023	$1.28	0	$0	0.00%	12.0%
12/31/2022	1.11	0	0	0.50%	-14.2%	12/31/2022	1.12	0	0	0.25%	-13.9%	12/31/2022	1.14	0	0	0.00%	-13.7%
12/31/2021	1.29	0	0	0.50%	5.8%	12/31/2021	1.31	0	0	0.25%	6.1%	12/31/2021	1.32	0	0	0.00%	6.4%
12/31/2020	1.22	0	0	0.50%	9.6%	12/31/2020	1.23	0	0	0.25%	9.9%	12/31/2020	1.24	0	0	0.00%	10.1%
12/31/2019	1.11	0	0	0.50%	14.9%	12/31/2019	1.12	0	0	0.25%	15.2%	12/31/2019	1.13	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.4%
2021	2.3%
2020	2.1%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2025 Fund R4 Class - 06-GMN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	1.25%	11.7%	12/31/2023	$1.22	0	$0	1.00%	12.0%	12/31/2023	$1.24	0	$0	0.75%	12.3%
12/31/2022	1.07	0	0	1.25%	-16.5%	12/31/2022	1.09	0	0	1.00%	-16.3%	12/31/2022	1.10	0	0	0.75%	-16.1%
12/31/2021	1.28	0	0	1.25%	7.4%	12/31/2021	1.30	0	0	1.00%	7.7%	12/31/2021	1.31	0	0	0.75%	8.0%
12/31/2020	1.20	0	0	1.25%	9.7%	12/31/2020	1.21	0	0	1.00%	10.0%	12/31/2020	1.21	0	0	0.75%	10.2%
12/31/2019	1.09	0	0	1.25%	16.5%	12/31/2019	1.10	0	0	1.00%	16.8%	12/31/2019	1.10	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	12.6%	12/31/2023	$1.27	0	$0	0.25%	12.9%	12/31/2023	$1.29	0	$0	0.00%	13.1%
12/31/2022	1.11	0	0	0.50%	-15.9%	12/31/2022	1.13	0	0	0.25%	-15.7%	12/31/2022	1.14	0	0	0.00%	-15.5%
12/31/2021	1.32	0	0	0.50%	8.2%	12/31/2021	1.34	0	0	0.25%	8.5%	12/31/2021	1.35	0	0	0.00%	8.8%
12/31/2020	1.22	0	0	0.50%	10.5%	12/31/2020	1.23	0	0	0.25%	10.8%	12/31/2020	1.24	0	0	0.00%	11.1%
12/31/2019	1.11	0	0	0.50%	17.4%	12/31/2019	1.11	0	0	0.25%	17.7%	12/31/2019	1.12	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,312,030	$3,215,776	154,420
Receivables: investments sold	58,971
Payables: investments purchased	-
Net assets	$3,371,001

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,371,001	2,730,400	$1.23
Band 100	-	-	1.27
Band 75	-	-	1.27
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$3,371,001	2,730,400

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$99,318
Mortality & expense charges			(38,896)
Net investment income (loss)			60,422

Gain (loss) on investments:
Net realized gain (loss)			(16,689)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			310,398
Net gain (loss)			293,709

Increase (decrease) in net assets from operations			$354,131

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60,422	$32,924
Net realized gain (loss)		(16,689)	(24,073)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		310,398	(489,905)

Increase (decrease) in net assets from operations		354,131	(481,054)

Contract owner transactions:
Proceeds from units sold		1,339,161	582,432
Cost of units redeemed		(762,041)	(512,377)
Account charges		(6,602)	(8,293)
Increase (decrease)		570,518	61,762
Net increase (decrease)		924,649	(419,292)
Net assets, beginning		2,446,352	2,865,644
Net assets, ending		$3,371,001	$2,446,352

Units sold		1,187,675	512,140
Units redeemed		(675,925)	(468,923)
Net increase (decrease)		511,750	43,217
Units outstanding, beginning		2,218,650	2,175,433
Units outstanding, ending		2,730,400	2,218,650

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,682,656
Cost of units redeemed/account charges			(3,796,522)
Net investment income (loss)			179,890
Net realized gain (loss)			28,843
Realized gain distributions			179,880
Net change in unrealized appreciation (depreciation)			96,254
Net assets			$3,371,001
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	2,730	$3,371	1.25%	12.0%	12/31/2023	$1.27	0	$0	1.00%	12.3%	12/31/2023	$1.27	0	$0	0.75%	12.5%
12/31/2022	1.10	2,219	2,446	1.25%	-16.3%	12/31/2022	1.13	0	0	1.00%	-16.1%	12/31/2022	1.13	0	0	0.75%	-15.9%
12/31/2021	1.32	2,175	2,866	1.25%	7.7%	12/31/2021	1.35	0	0	1.00%	8.0%	12/31/2021	1.35	0	0	0.75%	8.3%
12/31/2020	1.22	2,258	2,761	1.25%	9.9%	12/31/2020	1.25	0	0	1.00%	10.2%	12/31/2020	1.24	0	0	0.75%	10.5%
12/31/2019	1.11	1,850	2,058	1.25%	16.9%	12/31/2019	1.13	0	0	1.00%	17.4%	12/31/2019	1.12	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	12.8%	12/31/2023	$1.31	0	$0	0.25%	13.1%	12/31/2023	$1.33	0	$0	0.00%	13.4%
12/31/2022	1.15	0	0	0.50%	-15.7%	12/31/2022	1.16	0	0	0.25%	-15.5%	12/31/2022	1.18	0	0	0.00%	-15.2%
12/31/2021	1.36	0	0	0.50%	8.5%	12/31/2021	1.37	0	0	0.25%	8.8%	12/31/2021	1.39	0	0	0.00%	9.1%
12/31/2020	1.25	0	0	0.50%	10.8%	12/31/2020	1.26	0	0	0.25%	11.0%	12/31/2020	1.27	0	0	0.00%	11.3%
12/31/2019	1.13	0	0	0.50%	17.8%	12/31/2019	1.14	0	0	0.25%	18.0%	12/31/2019	1.14	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.4%
2022	2.5%
2021	2.3%
2020	2.1%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2030 Fund R4 Class - 06-GMP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	1.25%	13.6%	12/31/2023	$1.27	0	$0	1.00%	13.9%	12/31/2023	$1.29	0	$0	0.75%	14.2%
12/31/2022	1.10	0	0	1.25%	-17.4%	12/31/2022	1.12	0	0	1.00%	-17.2%	12/31/2022	1.13	0	0	0.75%	-17.0%
12/31/2021	1.33	0	0	1.25%	9.7%	12/31/2021	1.35	0	0	1.00%	10.0%	12/31/2021	1.36	0	0	0.75%	10.3%
12/31/2020	1.22	0	0	1.25%	10.5%	12/31/2020	1.23	0	0	1.00%	10.8%	12/31/2020	1.24	0	0	0.75%	11.0%
12/31/2019	1.10	0	0	1.25%	18.6%	12/31/2019	1.11	0	0	1.00%	18.9%	12/31/2019	1.11	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	14.5%	12/31/2023	$1.33	0	$0	0.25%	14.8%	12/31/2023	$1.35	0	$0	0.00%	15.1%
12/31/2022	1.15	0	0	0.50%	-16.8%	12/31/2022	1.16	0	0	0.25%	-16.6%	12/31/2022	1.17	0	0	0.00%	-16.3%
12/31/2021	1.38	0	0	0.50%	10.5%	12/31/2021	1.39	0	0	0.25%	10.8%	12/31/2021	1.40	0	0	0.00%	11.1%
12/31/2020	1.24	0	0	0.50%	11.3%	12/31/2020	1.25	0	0	0.25%	11.6%	12/31/2020	1.26	0	0	0.00%	11.9%
12/31/2019	1.12	0	0	0.50%	19.5%	12/31/2019	1.12	0	0	0.25%	19.8%	12/31/2019	1.13	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,348,137	$5,084,157	223,064
Receivables: investments sold	50,020
Payables: investments purchased	-
Net assets	$5,398,157

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,398,157	4,173,621	$1.29
Band 100	-	-	1.33
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.38
Band 0	-	-	1.40
Total	$5,398,157	4,173,621

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$146,131
Mortality & expense charges			(64,538)
Net investment income (loss)			81,593

Gain (loss) on investments:
Net realized gain (loss)			(913)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			591,310
Net gain (loss)			590,397

Increase (decrease) in net assets from operations			$671,990

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$81,593	$51,291
Net realized gain (loss)		(913)	(4,899)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		591,310	(935,919)

Increase (decrease) in net assets from operations		671,990	(889,527)

Contract owner transactions:
Proceeds from units sold		1,712,124	1,111,703
Cost of units redeemed		(1,443,100)	(711,991)
Account charges		(8,162)	(10,732)
Increase (decrease)		260,862	388,980
Net increase (decrease)		932,852	(500,547)
Net assets, beginning		4,465,305	4,965,852
Net assets, ending		$5,398,157	$4,465,305

Units sold		1,441,572	927,926
Units redeemed		(1,198,954)	(619,340)
Net increase (decrease)		242,618	308,586
Units outstanding, beginning		3,931,003	3,622,417
Units outstanding, ending		4,173,621	3,931,003

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,432,240
Cost of units redeemed/account charges			(3,820,845)
Net investment income (loss)			246,147
Net realized gain (loss)			28,923
Realized gain distributions			247,712
Net change in unrealized appreciation (depreciation)			263,980
Net assets			$5,398,157
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	4,174	$5,398	1.25%	13.9%	12/31/2023	$1.33	0	$0	1.00%	14.1%	12/31/2023	$1.33	0	$0	0.75%	14.4%
12/31/2022	1.14	3,931	4,465	1.25%	-17.1%	12/31/2022	1.17	0	0	1.00%	-16.9%	12/31/2022	1.17	0	0	0.75%	-16.7%
12/31/2021	1.37	3,622	4,966	1.25%	9.9%	12/31/2021	1.40	0	0	1.00%	10.2%	12/31/2021	1.40	0	0	0.75%	10.5%
12/31/2020	1.25	3,046	3,798	1.25%	10.8%	12/31/2020	1.27	0	0	1.00%	11.1%	12/31/2020	1.27	0	0	0.75%	11.3%
12/31/2019	1.13	2,633	2,963	1.25%	18.9%	12/31/2019	1.15	0	0	1.00%	19.5%	12/31/2019	1.14	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	14.7%	12/31/2023	$1.38	0	$0	0.25%	15.0%	12/31/2023	$1.40	0	$0	0.00%	15.3%
12/31/2022	1.18	0	0	0.50%	-16.5%	12/31/2022	1.20	0	0	0.25%	-16.3%	12/31/2022	1.21	0	0	0.00%	-16.1%
12/31/2021	1.41	0	0	0.50%	10.8%	12/31/2021	1.43	0	0	0.25%	11.1%	12/31/2021	1.44	0	0	0.00%	11.3%
12/31/2020	1.28	0	0	0.50%	11.6%	12/31/2020	1.29	0	0	0.25%	11.9%	12/31/2020	1.30	0	0	0.00%	12.2%
12/31/2019	1.14	0	0	0.50%	19.8%	12/31/2019	1.15	0	0	0.25%	20.1%	12/31/2019	1.16	0	0	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	2.3%
2021	2.2%
2020	1.8%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2035 Fund R4 Class - 06-GMR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	1.25%	15.3%	12/31/2023	$1.33	0	$0	1.00%	15.6%	12/31/2023	$1.35	0	$0	0.75%	15.9%
12/31/2022	1.14	0	0	1.25%	-17.9%	12/31/2022	1.15	0	0	1.00%	-17.7%	12/31/2022	1.17	0	0	0.75%	-17.5%
12/31/2021	1.39	0	0	1.25%	12.4%	12/31/2021	1.40	0	0	1.00%	12.7%	12/31/2021	1.41	0	0	0.75%	13.0%
12/31/2020	1.23	0	0	1.25%	11.0%	12/31/2020	1.24	0	0	1.00%	11.2%	12/31/2020	1.25	0	0	0.75%	11.5%
12/31/2019	1.11	0	0	1.25%	20.5%	12/31/2019	1.12	0	0	1.00%	20.8%	12/31/2019	1.12	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	16.2%	12/31/2023	$1.39	0	$0	0.25%	16.5%	12/31/2023	$1.41	0	$0	0.00%	16.8%
12/31/2022	1.18	0	0	0.50%	-17.3%	12/31/2022	1.20	0	0	0.25%	-17.1%	12/31/2022	1.21	0	0	0.00%	-16.9%
12/31/2021	1.43	0	0	0.50%	13.2%	12/31/2021	1.44	0	0	0.25%	13.5%	12/31/2021	1.46	0	0	0.00%	13.8%
12/31/2020	1.26	0	0	0.50%	11.8%	12/31/2020	1.27	0	0	0.25%	12.1%	12/31/2020	1.28	0	0	0.00%	12.4%
12/31/2019	1.13	0	0	0.50%	21.4%	12/31/2019	1.13	0	0	0.25%	21.7%	12/31/2019	1.14	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,881,930	$4,486,115	183,218
Receivables: investments sold	852
Payables: investments purchased	-
Net assets	$4,882,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,882,782	3,604,066	$1.35
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$4,882,782	3,604,066

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$123,776
Mortality & expense charges			(54,345)
Net investment income (loss)			69,431

Gain (loss) on investments:
Net realized gain (loss)			28,725
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			539,770
Net gain (loss)			568,495

Increase (decrease) in net assets from operations			$637,926

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$69,431	$41,269
Net realized gain (loss)		28,725	99,758
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		539,770	(822,996)

Increase (decrease) in net assets from operations		637,926	(681,969)

Contract owner transactions:
Proceeds from units sold		1,470,629	1,199,408
Cost of units redeemed		(845,364)	(503,990)
Account charges		(7,877)	(8,016)
Increase (decrease)		617,388	687,402
Net increase (decrease)		1,255,314	5,433
Net assets, beginning		3,627,468	3,622,035
Net assets, ending		$4,882,782	$3,627,468

Units sold		1,187,481	967,009
Units redeemed		(678,675)	(414,627)
Net increase (decrease)		508,806	552,382
Units outstanding, beginning		3,095,260	2,542,878
Units outstanding, ending		3,604,066	3,095,260

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,364,315
Cost of units redeemed/account charges			(3,490,699)
Net investment income (loss)			222,563
Net realized gain (loss)			190,542
Realized gain distributions			200,246
Net change in unrealized appreciation (depreciation)			395,815
Net assets			$4,882,782
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	3,604	$4,883	1.25%	15.6%	12/31/2023	$1.39	0	$0	1.00%	15.9%	12/31/2023	$1.40	0	$0	0.75%	16.2%
12/31/2022	1.17	3,095	3,627	1.25%	-17.7%	12/31/2022	1.20	0	0	1.00%	-17.5%	12/31/2022	1.20	0	0	0.75%	-17.3%
12/31/2021	1.42	2,543	3,622	1.25%	12.7%	12/31/2021	1.46	0	0	1.00%	13.0%	12/31/2021	1.45	0	0	0.75%	13.2%
12/31/2020	1.26	2,712	3,429	1.25%	11.2%	12/31/2020	1.29	0	0	1.00%	11.5%	12/31/2020	1.28	0	0	0.75%	11.8%
12/31/2019	1.14	2,243	2,550	1.25%	20.7%	12/31/2019	1.16	0	0	1.00%	21.3%	12/31/2019	1.15	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	16.5%	12/31/2023	$1.44	0	$0	0.25%	16.8%	12/31/2023	$1.46	0	$0	0.00%	17.1%
12/31/2022	1.22	0	0	0.50%	-17.1%	12/31/2022	1.23	0	0	0.25%	-16.9%	12/31/2022	1.25	0	0	0.00%	-16.7%
12/31/2021	1.47	0	0	0.50%	13.5%	12/31/2021	1.49	0	0	0.25%	13.8%	12/31/2021	1.50	0	0	0.00%	14.1%
12/31/2020	1.29	0	0	0.50%	12.1%	12/31/2020	1.30	0	0	0.25%	12.3%	12/31/2020	1.32	0	0	0.00%	12.6%
12/31/2019	1.16	0	0	0.50%	21.6%	12/31/2019	1.16	0	0	0.25%	22.0%	12/31/2019	1.17	0	0	0.00%	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.3%
2021	2.7%
2020	1.8%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2040 Fund R4 Class - 06-GMT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.37
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	1.25%	16.6%	12/31/2023	$1.37	0	$0	1.00%	16.9%	12/31/2023	$1.40	0	$0	0.75%	17.2%
12/31/2022	1.16	0	0	1.25%	-18.4%	12/31/2022	1.18	0	0	1.00%	-18.2%	12/31/2022	1.19	0	0	0.75%	-18.0%
12/31/2021	1.42	0	0	1.25%	14.2%	12/31/2021	1.44	0	0	1.00%	14.5%	12/31/2021	1.45	0	0	0.75%	14.7%
12/31/2020	1.25	0	0	1.25%	11.3%	12/31/2020	1.25	0	0	1.00%	11.6%	12/31/2020	1.26	0	0	0.75%	11.9%
12/31/2019	1.12	0	0	1.25%	22.0%	12/31/2019	1.12	0	0	1.00%	22.3%	12/31/2019	1.13	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	17.5%	12/31/2023	$1.44	0	$0	0.25%	17.8%	12/31/2023	$1.46	0	$0	0.00%	18.1%
12/31/2022	1.21	0	0	0.50%	-17.8%	12/31/2022	1.22	0	0	0.25%	-17.6%	12/31/2022	1.24	0	0	0.00%	-17.4%
12/31/2021	1.47	0	0	0.50%	15.0%	12/31/2021	1.48	0	0	0.25%	15.3%	12/31/2021	1.50	0	0	0.00%	15.6%
12/31/2020	1.27	0	0	0.50%	12.2%	12/31/2020	1.28	0	0	0.25%	12.5%	12/31/2020	1.29	0	0	0.00%	12.7%
12/31/2019	1.14	0	0	0.50%	22.9%	12/31/2019	1.14	0	0	0.25%	23.2%	12/31/2019	1.15	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,713,989	$2,454,502	96,284
Receivables: investments sold	268
Payables: investments purchased	-
Net assets	$2,714,257

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,714,257	1,936,738	$1.40
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$2,714,257	1,936,738

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$64,148
Mortality & expense charges			(29,280)
Net investment income (loss)			34,868

Gain (loss) on investments:
Net realized gain (loss)			20,593
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			309,231
Net gain (loss)			329,824

Increase (decrease) in net assets from operations			$364,692

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34,868	$14,974
Net realized gain (loss)		20,593	34,766
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		309,231	(420,112)

Increase (decrease) in net assets from operations		364,692	(370,372)

Contract owner transactions:
Proceeds from units sold		1,083,769	572,928
Cost of units redeemed		(422,126)	(530,992)
Account charges		(5,169)	(5,222)
Increase (decrease)		656,474	36,714
Net increase (decrease)		1,021,166	(333,658)
Net assets, beginning		1,693,091	2,026,749
Net assets, ending		$2,714,257	$1,693,091

Units sold		853,078	453,861
Units redeemed		(329,335)	(424,683)
Net increase (decrease)		523,743	29,178
Units outstanding, beginning		1,412,995	1,383,817
Units outstanding, ending		1,936,738	1,412,995

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,425,596
Cost of units redeemed/account charges			(2,356,135)
Net investment income (loss)			106,247
Net realized gain (loss)			167,971
Realized gain distributions			111,091
Net change in unrealized appreciation (depreciation)			259,487
Net assets			$2,714,257
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	1,937	$2,714	1.25%	17.0%	12/31/2023	$1.44	0	$0	1.00%	17.3%	12/31/2023	$1.45	0	$0	0.75%	17.5%
12/31/2022	1.20	1,413	1,693	1.25%	-18.2%	12/31/2022	1.23	0	0	1.00%	-18.0%	12/31/2022	1.23	0	0	0.75%	-17.8%
12/31/2021	1.46	1,384	2,027	1.25%	14.5%	12/31/2021	1.50	0	0	1.00%	14.8%	12/31/2021	1.50	0	0	0.75%	15.1%
12/31/2020	1.28	1,539	1,968	1.25%	11.6%	12/31/2020	1.31	0	0	1.00%	11.9%	12/31/2020	1.30	0	0	0.75%	12.2%
12/31/2019	1.15	1,498	1,717	1.25%	22.3%	12/31/2019	1.17	0	0	1.00%	22.9%	12/31/2019	1.16	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	17.8%	12/31/2023	$1.49	0	$0	0.25%	18.1%	12/31/2023	$1.51	0	$0	0.00%	18.4%
12/31/2022	1.25	0	0	0.50%	-17.6%	12/31/2022	1.26	0	0	0.25%	-17.4%	12/31/2022	1.28	0	0	0.00%	-17.2%
12/31/2021	1.51	0	0	0.50%	15.4%	12/31/2021	1.53	0	0	0.25%	15.6%	12/31/2021	1.54	0	0	0.00%	15.9%
12/31/2020	1.31	0	0	0.50%	12.4%	12/31/2020	1.32	0	0	0.25%	12.7%	12/31/2020	1.33	0	0	0.00%	13.0%
12/31/2019	1.16	0	0	0.50%	23.2%	12/31/2019	1.17	0	0	0.25%	23.5%	12/31/2019	1.18	0	0	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.0%
2021	2.4%
2020	1.6%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2045 Fund R4 Class - 06-GMV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	1.25%	17.7%	12/31/2023	$1.41	0	$0	1.00%	18.0%	12/31/2023	$1.43	0	$0	0.75%	18.3%
12/31/2022	1.18	0	0	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.46	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.4%	12/31/2020	1.26	0	0	1.00%	11.7%	12/31/2020	1.27	0	0	0.75%	12.0%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	18.6%	12/31/2023	$1.47	0	$0	0.25%	18.9%	12/31/2023	$1.49	0	$0	0.00%	19.2%
12/31/2022	1.22	0	0	0.50%	-18.2%	12/31/2022	1.24	0	0	0.25%	-18.0%	12/31/2022	1.25	0	0	0.00%	-17.8%
12/31/2021	1.49	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.1%	12/31/2021	1.53	0	0	0.00%	17.4%
12/31/2020	1.28	0	0	0.50%	12.3%	12/31/2020	1.29	0	0	0.25%	12.6%	12/31/2020	1.30	0	0	0.00%	12.8%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.14	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,012,077	$2,706,996	102,012
Receivables: investments sold	-
Payables: investments purchased	(9,858)
Net assets	$3,002,219

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,002,219	2,092,474	$1.43
Band 100	-	-	1.48
Band 75	-	-	1.48
Band 50	-	-	1.50
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$3,002,219	2,092,474

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$65,398
Mortality & expense charges			(33,512)
Net investment income (loss)			31,886

Gain (loss) on investments:
Net realized gain (loss)			44,228
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			370,713
Net gain (loss)			414,941

Increase (decrease) in net assets from operations			$446,827

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,886	$17,513
Net realized gain (loss)		44,228	16,754
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		370,713	(427,515)

Increase (decrease) in net assets from operations		446,827	(393,248)

Contract owner transactions:
Proceeds from units sold		1,423,521	554,847
Cost of units redeemed		(824,956)	(269,494)
Account charges		(6,671)	(6,506)
Increase (decrease)		591,894	278,847
Net increase (decrease)		1,038,721	(114,401)
Net assets, beginning		1,963,498	2,077,899
Net assets, ending		$3,002,219	$1,963,498

Units sold		1,103,658	440,242
Units redeemed		(626,576)	(215,861)
Net increase (decrease)		477,082	224,381
Units outstanding, beginning		1,615,392	1,391,011
Units outstanding, ending		2,092,474	1,615,392

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,905,145
Cost of units redeemed/account charges			(2,530,635)
Net investment income (loss)			97,515
Net realized gain (loss)			140,765
Realized gain distributions			84,348
Net change in unrealized appreciation (depreciation)			305,081
Net assets			$3,002,219
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	2,092	$3,002	1.25%	18.0%	12/31/2023	$1.48	0	$0	1.00%	18.3%	12/31/2023	$1.48	0	$0	0.75%	18.6%
12/31/2022	1.22	1,615	1,963	1.25%	-18.6%	12/31/2022	1.25	0	0	1.00%	-18.4%	12/31/2022	1.25	0	0	0.75%	-18.2%
12/31/2021	1.49	1,391	2,078	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.28	1,295	1,664	1.25%	11.7%	12/31/2020	1.31	0	0	1.00%	12.0%	12/31/2020	1.31	0	0	0.75%	12.3%
12/31/2019	1.15	1,291	1,484	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.7%	12/31/2019	1.16	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	0	$0	0.50%	18.9%	12/31/2023	$1.53	0	$0	0.25%	19.2%	12/31/2023	$1.55	0	$0	0.00%	19.5%
12/31/2022	1.26	0	0	0.50%	-18.0%	12/31/2022	1.28	0	0	0.25%	-17.8%	12/31/2022	1.30	0	0	0.00%	-17.6%
12/31/2021	1.54	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.57	0	0	0.00%	17.7%
12/31/2020	1.32	0	0	0.50%	12.6%	12/31/2020	1.33	0	0	0.25%	12.9%	12/31/2020	1.34	0	0	0.00%	13.1%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.17	0	0	0.25%	24.3%	12/31/2019	1.18	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.0%
2021	2.5%
2020	1.5%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2050 Fund R4 Class - 06-GMW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	1.25%	17.9%	12/31/2023	$1.41	0	$0	1.00%	18.2%	12/31/2023	$1.43	0	$0	0.75%	18.5%
12/31/2022	1.18	0	0	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.7%	12/31/2020	1.26	0	0	1.00%	12.0%	12/31/2020	1.27	0	0	0.75%	12.3%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	18.8%	12/31/2023	$1.48	0	$0	0.25%	19.1%	12/31/2023	$1.50	0	$0	0.00%	19.4%
12/31/2022	1.23	0	0	0.50%	-18.2%	12/31/2022	1.24	0	0	0.25%	-18.0%	12/31/2022	1.26	0	0	0.00%	-17.8%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.5%	12/31/2020	1.29	0	0	0.25%	12.8%	12/31/2020	1.30	0	0	0.00%	13.1%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.15	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,692,104	$1,532,401	57,481
Receivables: investments sold	154
Payables: investments purchased	-
Net assets	$1,692,258

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,692,258	1,173,984	$1.44
Band 100	-	-	1.48
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.56
Total	$1,692,258	1,173,984

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$35,640
Mortality & expense charges			(20,416)
Net investment income (loss)			15,224

Gain (loss) on investments:
Net realized gain (loss)			53,980
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			210,445
Net gain (loss)			264,425

Increase (decrease) in net assets from operations			$279,649

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,224	$12,429
Net realized gain (loss)		53,980	18,023
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		210,445	(306,544)

Increase (decrease) in net assets from operations		279,649	(276,092)

Contract owner transactions:
Proceeds from units sold		964,351	520,771
Cost of units redeemed		(966,997)	(285,793)
Account charges		(7,058)	(6,507)
Increase (decrease)		(9,704)	228,471
Net increase (decrease)		269,945	(47,621)
Net assets, beginning		1,422,313	1,469,934
Net assets, ending		$1,692,258	$1,422,313

Units sold		747,640	412,505
Units redeemed		(740,776)	(226,651)
Net increase (decrease)		6,864	185,854
Units outstanding, beginning		1,167,120	981,266
Units outstanding, ending		1,173,984	1,167,120

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,511,503
Cost of units redeemed/account charges			(2,244,959)
Net investment income (loss)			61,970
Net realized gain (loss)			142,665
Realized gain distributions			61,376
Net change in unrealized appreciation (depreciation)			159,703
Net assets			$1,692,258
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	1,174	$1,692	1.25%	18.3%	12/31/2023	$1.48	0	$0	1.00%	18.6%	12/31/2023	$1.49	0	$0	0.75%	18.9%
12/31/2022	1.22	1,167	1,422	1.25%	-18.6%	12/31/2022	1.25	0	0	1.00%	-18.4%	12/31/2022	1.25	0	0	0.75%	-18.2%
12/31/2021	1.50	981	1,470	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.29	969	1,248	1.25%	12.0%	12/31/2020	1.32	0	0	1.00%	12.3%	12/31/2020	1.31	0	0	0.75%	12.5%
12/31/2019	1.15	936	1,077	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.6%	12/31/2019	1.16	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	0.50%	19.2%	12/31/2023	$1.53	0	$0	0.25%	19.5%	12/31/2023	$1.56	0	$0	0.00%	19.8%
12/31/2022	1.27	0	0	0.50%	-18.0%	12/31/2022	1.28	0	0	0.25%	-17.8%	12/31/2022	1.30	0	0	0.00%	-17.6%
12/31/2021	1.55	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.8%	12/31/2020	1.33	0	0	0.25%	13.1%	12/31/2020	1.34	0	0	0.00%	13.4%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.18	0	0	0.25%	24.3%	12/31/2019	1.18	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	2.0%
2021	2.5%
2020	1.5%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2055 Fund R4 Class - 06-GMX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	1.25%	18.0%	12/31/2023	$1.41	0	$0	1.00%	18.3%	12/31/2023	$1.43	0	$0	0.75%	18.6%
12/31/2022	1.18	0	0	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.45	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.48	0	0	0.75%	16.6%
12/31/2020	1.25	0	0	1.25%	11.5%	12/31/2020	1.26	0	0	1.00%	11.8%	12/31/2020	1.27	0	0	0.75%	12.1%
12/31/2019	1.12	0	0	1.25%	22.8%	12/31/2019	1.13	0	0	1.00%	23.1%	12/31/2019	1.13	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	18.9%	12/31/2023	$1.48	0	$0	0.25%	19.2%	12/31/2023	$1.50	0	$0	0.00%	19.5%
12/31/2022	1.22	0	0	0.50%	-18.2%	12/31/2022	1.24	0	0	0.25%	-17.9%	12/31/2022	1.26	0	0	0.00%	-17.7%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.51	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.4%	12/31/2020	1.29	0	0	0.25%	12.7%	12/31/2020	1.30	0	0	0.00%	12.9%
12/31/2019	1.14	0	0	0.50%	23.7%	12/31/2019	1.14	0	0	0.25%	24.0%	12/31/2019	1.15	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,698,244	$1,543,977	58,052
Receivables: investments sold	372
Payables: investments purchased	-
Net assets	$1,698,616

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,698,616	1,179,923	$1.44
Band 100	-	-	1.48
Band 75	-	-	1.48
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$1,698,616	1,179,923

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$35,027
Mortality & expense charges			(19,268)
Net investment income (loss)			15,759

Gain (loss) on investments:
Net realized gain (loss)			31,726
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			211,553
Net gain (loss)			243,279

Increase (decrease) in net assets from operations			$259,038

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,759	$10,975
Net realized gain (loss)		31,726	12,342
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		211,553	(260,764)

Increase (decrease) in net assets from operations		259,038	(237,447)

Contract owner transactions:
Proceeds from units sold		877,083	503,442
Cost of units redeemed		(718,587)	(214,150)
Account charges		(5,718)	(6,241)
Increase (decrease)		152,778	283,051
Net increase (decrease)		411,816	45,604
Net assets, beginning		1,286,800	1,241,196
Net assets, ending		$1,698,616	$1,286,800

Units sold		670,152	400,884
Units redeemed		(547,326)	(173,901)
Net increase (decrease)		122,826	226,983
Units outstanding, beginning		1,057,097	830,114
Units outstanding, ending		1,179,923	1,057,097

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,977,240
Cost of units redeemed/account charges			(1,630,113)
Net investment income (loss)			52,195
Net realized gain (loss)			99,473
Realized gain distributions			45,554
Net change in unrealized appreciation (depreciation)			154,267
Net assets			$1,698,616
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	1,180	$1,699	1.25%	18.3%	12/31/2023	$1.48	0	$0	1.00%	18.6%	12/31/2023	$1.48	0	$0	0.75%	18.9%
12/31/2022	1.22	1,057	1,287	1.25%	-18.6%	12/31/2022	1.25	0	0	1.00%	-18.4%	12/31/2022	1.25	0	0	0.75%	-18.2%
12/31/2021	1.50	830	1,241	1.25%	16.3%	12/31/2021	1.53	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.29	710	912	1.25%	11.8%	12/31/2020	1.31	0	0	1.00%	12.1%	12/31/2020	1.31	0	0	0.75%	12.4%
12/31/2019	1.15	542	623	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.7%	12/31/2019	1.16	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	0.50%	19.1%	12/31/2023	$1.53	0	$0	0.25%	19.4%	12/31/2023	$1.55	0	$0	0.00%	19.7%
12/31/2022	1.27	0	0	0.50%	-18.0%	12/31/2022	1.28	0	0	0.25%	-17.8%	12/31/2022	1.30	0	0	0.00%	-17.6%
12/31/2021	1.54	0	0	0.50%	17.2%	12/31/2021	1.56	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.7%	12/31/2020	1.33	0	0	0.25%	12.9%	12/31/2020	1.34	0	0	0.00%	13.2%
12/31/2019	1.17	0	0	0.50%	24.0%	12/31/2019	1.17	0	0	0.25%	24.4%	12/31/2019	1.18	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	2.0%
2021	2.6%
2020	1.5%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2060 Fund R4 Class - 06-GMY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	1.25%	18.0%	12/31/2023	$1.42	0	$0	1.00%	18.3%	12/31/2023	$1.44	0	$0	0.75%	18.5%
12/31/2022	1.19	0	0	1.25%	-18.6%	12/31/2022	1.20	0	0	1.00%	-18.4%	12/31/2022	1.22	0	0	0.75%	-18.2%
12/31/2021	1.46	0	0	1.25%	16.0%	12/31/2021	1.47	0	0	1.00%	16.3%	12/31/2021	1.49	0	0	0.75%	16.6%
12/31/2020	1.26	0	0	1.25%	11.4%	12/31/2020	1.27	0	0	1.00%	11.6%	12/31/2020	1.28	0	0	0.75%	11.9%
12/31/2019	1.13	0	0	1.25%	22.9%	12/31/2019	1.13	0	0	1.00%	23.2%	12/31/2019	1.14	0	0	0.75%	23.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	18.8%	12/31/2023	$1.49	0	$0	0.25%	19.1%	12/31/2023	$1.51	0	$0	0.00%	19.4%
12/31/2022	1.23	0	0	0.50%	-18.0%	12/31/2022	1.25	0	0	0.25%	-17.8%	12/31/2022	1.26	0	0	0.00%	-17.6%
12/31/2021	1.50	0	0	0.50%	16.9%	12/31/2021	1.52	0	0	0.25%	17.2%	12/31/2021	1.53	0	0	0.00%	17.5%
12/31/2020	1.28	0	0	0.50%	12.2%	12/31/2020	1.29	0	0	0.25%	12.5%	12/31/2020	1.30	0	0	0.00%	12.8%
12/31/2019	1.15	0	0	0.50%	23.8%	12/31/2019	1.15	0	0	0.25%	24.1%	12/31/2019	1.16	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,492,831	$1,377,261	65,331
Receivables: investments sold	-
Payables: investments purchased	(15)
Net assets	$1,492,816

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,492,816	1,030,795	$1.45
Band 100	-	-	1.49
Band 75	-	-	1.49
Band 50	-	-	1.52
Band 25	-	-	1.54
Band 0	-	-	1.56
Total	$1,492,816	1,030,795

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$29,067
Mortality & expense charges			(15,144)
Net investment income (loss)			13,923

Gain (loss) on investments:
Net realized gain (loss)			5,956
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			189,414
Net gain (loss)			195,370

Increase (decrease) in net assets from operations			$209,293

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,923	$7,934
Net realized gain (loss)		5,956	(9,613)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		189,414	(150,753)

Increase (decrease) in net assets from operations		209,293	(152,432)

Contract owner transactions:
Proceeds from units sold		933,234	638,771
Cost of units redeemed		(584,297)	(318,727)
Account charges		(7,741)	(9,985)
Increase (decrease)		341,196	310,059
Net increase (decrease)		550,489	157,627
Net assets, beginning		942,327	784,700
Net assets, ending		$1,492,816	$942,327

Units sold		716,734	506,241
Units redeemed		(455,101)	(259,555)
Net increase (decrease)		261,633	246,686
Units outstanding, beginning		769,162	522,476
Units outstanding, ending		1,030,795	769,162

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,817,807
Cost of units redeemed/account charges			(1,564,083)
Net investment income (loss)			36,361
Net realized gain (loss)			68,079
Realized gain distributions			19,082
Net change in unrealized appreciation (depreciation)			115,570
Net assets			$1,492,816
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	1,031	$1,493	1.25%	18.2%	12/31/2023	$1.49	0	$0	1.00%	18.5%	12/31/2023	$1.49	0	$0	0.75%	18.8%
12/31/2022	1.23	769	942	1.25%	-18.4%	12/31/2022	1.26	0	0	1.00%	-18.2%	12/31/2022	1.26	0	0	0.75%	-18.0%
12/31/2021	1.50	522	785	1.25%	16.3%	12/31/2021	1.54	0	0	1.00%	16.6%	12/31/2021	1.53	0	0	0.75%	16.9%
12/31/2020	1.29	386	498	1.25%	11.6%	12/31/2020	1.32	0	0	1.00%	11.9%	12/31/2020	1.31	0	0	0.75%	12.2%
12/31/2019	1.16	274	317	1.25%	23.2%	12/31/2019	1.18	0	0	1.00%	23.8%	12/31/2019	1.17	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	0.50%	19.1%	12/31/2023	$1.54	0	$0	0.25%	19.4%	12/31/2023	$1.56	0	$0	0.00%	19.7%
12/31/2022	1.27	0	0	0.50%	-17.8%	12/31/2022	1.29	0	0	0.25%	-17.6%	12/31/2022	1.31	0	0	0.00%	-17.4%
12/31/2021	1.55	0	0	0.50%	17.2%	12/31/2021	1.57	0	0	0.25%	17.5%	12/31/2021	1.58	0	0	0.00%	17.8%
12/31/2020	1.32	0	0	0.50%	12.5%	12/31/2020	1.33	0	0	0.25%	12.8%	12/31/2020	1.34	0	0	0.00%	13.0%
12/31/2019	1.18	0	0	0.50%	24.1%	12/31/2019	1.18	0	0	0.25%	24.4%	12/31/2019	1.19	0	0	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.0%
2021	2.7%
2020	1.6%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend Inc Fund R4 Class - 06-GNC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	1.25%	10.1%	12/31/2023	$1.15	0	$0	1.00%	10.4%	12/31/2023	$1.17	0	$0	0.75%	10.7%
12/31/2022	1.03	0	0	1.25%	-15.0%	12/31/2022	1.04	0	0	1.00%	-14.8%	12/31/2022	1.06	0	0	0.75%	-14.6%
12/31/2021	1.21	0	0	1.25%	4.7%	12/31/2021	1.22	0	0	1.00%	5.0%	12/31/2021	1.24	0	0	0.75%	5.3%
12/31/2020	1.16	0	0	1.25%	8.0%	12/31/2020	1.17	0	0	1.00%	8.3%	12/31/2020	1.17	0	0	0.75%	8.5%
12/31/2019	1.07	0	0	1.25%	12.4%	12/31/2019	1.08	0	0	1.00%	12.7%	12/31/2019	1.08	0	0	0.75%	13.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	0.50%	11.0%	12/31/2023	$1.21	0	$0	0.25%	11.2%	12/31/2023	$1.22	0	$0	0.00%	11.5%
12/31/2022	1.07	0	0	0.50%	-14.3%	12/31/2022	1.08	0	0	0.25%	-14.1%	12/31/2022	1.10	0	0	0.00%	-13.9%
12/31/2021	1.25	0	0	0.50%	5.5%	12/31/2021	1.26	0	0	0.25%	5.8%	12/31/2021	1.27	0	0	0.00%	6.1%
12/31/2020	1.18	0	0	0.50%	8.8%	12/31/2020	1.19	0	0	0.25%	9.1%	12/31/2020	1.20	0	0	0.00%	9.4%
12/31/2019	1.09	0	0	0.50%	13.2%	12/31/2019	1.09	0	0	0.25%	13.5%	12/31/2019	1.10	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,273,617	$1,205,010	73,528
Receivables: investments sold	-
Payables: investments purchased	(110)
Net assets	$1,273,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,273,507	1,096,072	$1.16
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$1,273,507	1,096,072

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$40,370
Mortality & expense charges			(17,750)
Net investment income (loss)			22,620

Gain (loss) on investments:
Net realized gain (loss)			(35,126)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			144,615
Net gain (loss)			109,489

Increase (decrease) in net assets from operations			$132,109

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,620	$7,348
Net realized gain (loss)		(35,126)	(13,669)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		144,615	(105,873)

Increase (decrease) in net assets from operations		132,109	(112,194)

Contract owner transactions:
Proceeds from units sold		1,351,807	58,531
Cost of units redeemed		(769,015)	(134,026)
Account charges		(3,119)	(3,403)
Increase (decrease)		579,673	(78,898)
Net increase (decrease)		711,782	(191,092)
Net assets, beginning		561,725	752,817
Net assets, ending		$1,273,507	$561,725

Units sold		1,259,538	53,175
Units redeemed		(697,250)	(129,143)
Net increase (decrease)		562,288	(75,968)
Units outstanding, beginning		533,784	609,752
Units outstanding, ending		1,096,072	533,784

* Date of Fund Inception into Variable Account: 10 /30 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,749,705
Cost of units redeemed/account charges			(1,584,933)
Net investment income (loss)			45,637
Net realized gain (loss)			(43,205)
Realized gain distributions			37,696
Net change in unrealized appreciation (depreciation)			68,607
Net assets			$1,273,507
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	1,096	$1,274	1.25%	10.4%	12/31/2023	$1.20	0	$0	1.00%	10.7%	12/31/2023	$1.20	0	$0	0.75%	11.0%
12/31/2022	1.05	534	562	1.25%	-14.8%	12/31/2022	1.08	0	0	1.00%	-14.6%	12/31/2022	1.08	0	0	0.75%	-14.3%
12/31/2021	1.23	610	753	1.25%	5.0%	12/31/2021	1.26	0	0	1.00%	5.3%	12/31/2021	1.26	0	0	0.75%	5.5%
12/31/2020	1.18	573	674	1.25%	8.2%	12/31/2020	1.20	0	0	1.00%	8.5%	12/31/2020	1.19	0	0	0.75%	8.8%
12/31/2019	1.09	61	66	1.25%	12.7%	12/31/2019	1.11	0	0	1.00%	13.2%	12/31/2019	1.10	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	11.2%	12/31/2023	$1.24	0	$0	0.25%	11.5%	12/31/2023	$1.25	0	$0	0.00%	11.8%
12/31/2022	1.09	0	0	0.50%	-14.1%	12/31/2022	1.11	0	0	0.25%	-13.9%	12/31/2022	1.12	0	0	0.00%	-13.7%
12/31/2021	1.27	0	0	0.50%	5.8%	12/31/2021	1.29	0	0	0.25%	6.1%	12/31/2021	1.30	0	0	0.00%	6.3%
12/31/2020	1.20	0	0	0.50%	9.1%	12/31/2020	1.21	0	0	0.25%	9.3%	12/31/2020	1.22	0	0	0.00%	9.6%
12/31/2019	1.10	0	0	0.50%	13.5%	12/31/2019	1.11	0	0	0.25%	13.8%	12/31/2019	1.12	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	2.4%
2021	2.3%
2020	3.6%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan U.S. Small Company Fund R4 Class - 06-FYM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,323	$15,567	893
Receivables: investments sold	76
Payables: investments purchased	-
Net assets	$15,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,399	10,441	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.52
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$15,399	10,441

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$55
Mortality & expense charges			(183)
Net investment income (loss)			(128)

Gain (loss) on investments:
Net realized gain (loss)			(899)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,870
Net gain (loss)			1,971

Increase (decrease) in net assets from operations			$1,843

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(128)	$(255)
Net realized gain (loss)		(899)	(10,059)
Realized gain distributions		-	900
Net change in unrealized appreciation (depreciation)		2,870	3,236

Increase (decrease) in net assets from operations		1,843	(6,178)

Contract owner transactions:
Proceeds from units sold		2,225	8,129
Cost of units redeemed		(5,490)	(30,908)
Account charges		(76)	(109)
Increase (decrease)		(3,341)	(22,888)
Net increase (decrease)		(1,498)	(29,066)
Net assets, beginning		16,897	45,963
Net assets, ending		$15,399	$16,897

Units sold		1,625	5,887
Units redeemed		(4,124)	(21,905)
Net increase (decrease)		(2,499)	(16,018)
Units outstanding, beginning		12,940	28,958
Units outstanding, ending		10,441	12,940

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$74,489
Cost of units redeemed/account charges			(55,709)
Net investment income (loss)			(958)
Net realized gain (loss)			(12,814)
Realized gain distributions			10,635
Net change in unrealized appreciation (depreciation)			(244)
Net assets			$15,399
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	10	$15	1.25%	13.0%	12/31/2023	$1.50	0	$0	1.00%	13.2%	12/31/2023	$1.52	0	$0	0.75%	13.5%
12/31/2022	1.31	13	17	1.25%	-17.7%	12/31/2022	1.32	0	0	1.00%	-17.5%	12/31/2022	1.34	0	0	0.75%	-17.3%
12/31/2021	1.59	29	46	1.25%	20.7%	12/31/2021	1.61	0	0	1.00%	21.0%	12/31/2021	1.62	0	0	0.75%	21.3%
12/31/2020	1.32	3	4	1.25%	16.5%	12/31/2020	1.33	0	0	1.00%	16.8%	12/31/2020	1.34	0	0	0.75%	17.1%
12/31/2019	1.13	7	8	1.25%	20.4%	12/31/2019	1.14	0	0	1.00%	20.7%	12/31/2019	1.14	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	0	$0	0.50%	13.8%	12/31/2023	$1.57	0	$0	0.25%	14.1%	12/31/2023	$1.60	0	$0	0.00%	14.4%
12/31/2022	1.36	0	0	0.50%	-17.1%	12/31/2022	1.38	0	0	0.25%	-16.9%	12/31/2022	1.40	0	0	0.00%	-16.7%
12/31/2021	1.64	0	0	0.50%	21.6%	12/31/2021	1.66	0	0	0.25%	21.9%	12/31/2021	1.68	0	0	0.00%	22.2%
12/31/2020	1.35	0	0	0.50%	17.4%	12/31/2020	1.36	0	0	0.25%	17.7%	12/31/2020	1.37	0	0	0.00%	18.0%
12/31/2019	1.15	0	0	0.50%	21.3%	12/31/2019	1.16	0	0	0.25%	21.7%	12/31/2019	1.17	0	0	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.3%
2021	0.0%
2020	0.3%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan U.S. Small Company Fund R6 Class - 06-FYN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$561,949	$611,138	32,280
Receivables: investments sold	-
Payables: investments purchased	(599)
Net assets	$561,350

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$561,350	373,934	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.58
Band 25	-	-	1.60
Band 0	-	-	1.63
Total	$561,350	373,934

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,355
Mortality & expense charges			(6,544)
Net investment income (loss)			(3,189)

Gain (loss) on investments:
Net realized gain (loss)			(28,326)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			95,142
Net gain (loss)			66,816

Increase (decrease) in net assets from operations			$63,627

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,189)	$(2,942)
Net realized gain (loss)		(28,326)	(13,797)
Realized gain distributions		-	27,087
Net change in unrealized appreciation (depreciation)		95,142	(116,923)

Increase (decrease) in net assets from operations		63,627	(106,575)

Contract owner transactions:
Proceeds from units sold		85,629	83,193
Cost of units redeemed		(102,942)	(59,709)
Account charges		(299)	(384)
Increase (decrease)		(17,612)	23,100
Net increase (decrease)		46,015	(83,475)
Net assets, beginning		515,335	598,810
Net assets, ending		$561,350	$515,335

Units sold		65,804	61,843
Units redeemed		(80,600)	(45,682)
Net increase (decrease)		(14,796)	16,161
Units outstanding, beginning		388,730	372,569
Units outstanding, ending		373,934	388,730

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$993,501
Cost of units redeemed/account charges			(501,606)
Net investment income (loss)			(14,008)
Net realized gain (loss)			(64,870)
Realized gain distributions			197,522
Net change in unrealized appreciation (depreciation)			(49,189)
Net assets			$561,350
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	374	$561	1.25%	13.2%	12/31/2023	$1.53	0	$0	1.00%	13.5%	12/31/2023	$1.55	0	$0	0.75%	13.8%
12/31/2022	1.33	389	515	1.25%	-17.5%	12/31/2022	1.34	0	0	1.00%	-17.3%	12/31/2022	1.36	0	0	0.75%	-17.1%
12/31/2021	1.61	373	599	1.25%	21.0%	12/31/2021	1.63	0	0	1.00%	21.3%	12/31/2021	1.64	0	0	0.75%	21.6%
12/31/2020	1.33	238	316	1.25%	16.8%	12/31/2020	1.34	0	0	1.00%	17.1%	12/31/2020	1.35	0	0	0.75%	17.4%
12/31/2019	1.14	263	299	1.25%	20.7%	12/31/2019	1.14	0	0	1.00%	21.0%	12/31/2019	1.15	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.58	0	$0	0.50%	14.1%	12/31/2023	$1.60	0	$0	0.25%	14.4%	12/31/2023	$1.63	0	$0	0.00%	14.7%
12/31/2022	1.38	0	0	0.50%	-16.9%	12/31/2022	1.40	0	0	0.25%	-16.7%	12/31/2022	1.42	0	0	0.00%	-16.5%
12/31/2021	1.66	0	0	0.50%	21.9%	12/31/2021	1.68	0	0	0.25%	22.2%	12/31/2021	1.70	0	0	0.00%	22.5%
12/31/2020	1.36	0	0	0.50%	17.7%	12/31/2020	1.38	0	0	0.25%	18.0%	12/31/2020	1.39	0	0	0.00%	18.3%
12/31/2019	1.16	0	0	0.50%	21.6%	12/31/2019	1.17	0	0	0.25%	21.9%	12/31/2019	1.17	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.7%
2021	0.3%
2020	0.7%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Value Advantage Fund R4 Class - 06-GJH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.50
Band 100	-	-	1.54
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$39,730,538
Cost of units redeemed/account charges			(45,533,689)
Net investment income (loss)			339,823
Net realized gain (loss)			3,817,939
Realized gain distributions			1,645,389
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	0	$0	1.25%	8.4%	12/31/2023	$1.54	0	$0	1.00%	8.7%	12/31/2023	$1.54	0	$0	0.75%	8.9%
12/31/2022	1.38	0	0	1.25%	-5.1%	12/31/2022	1.42	0	0	1.00%	-4.8%	12/31/2022	1.42	0	0	0.75%	-4.6%
12/31/2021	1.46	0	0	1.25%	27.0%	12/31/2021	1.49	0	0	1.00%	27.3%	12/31/2021	1.49	0	0	0.75%	27.7%
12/31/2020	1.15	25,642	29,384	1.25%	-3.0%	12/31/2020	1.17	0	0	1.00%	-2.7%	12/31/2020	1.16	0	0	0.75%	-2.5%
12/31/2019	1.18	16,066	18,977	1.25%	25.5%	12/31/2019	1.20	0	0	1.00%	26.1%	12/31/2019	1.19	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	0	$0	0.50%	9.2%	12/31/2023	$1.59	0	$0	0.25%	9.5%	12/31/2023	$1.62	0	$0	0.00%	9.8%
12/31/2022	1.44	0	0	0.50%	-4.4%	12/31/2022	1.45	0	0	0.25%	-4.1%	12/31/2022	1.47	0	0	0.00%	-3.9%
12/31/2021	1.50	0	0	0.50%	28.0%	12/31/2021	1.52	0	0	0.25%	28.3%	12/31/2021	1.53	0	0	0.00%	28.6%
12/31/2020	1.17	0	0	0.50%	-2.3%	12/31/2020	1.18	0	0	0.25%	-2.0%	12/31/2020	1.19	0	0	0.00%	-1.8%
12/31/2019	1.20	0	0	0.50%	26.4%	12/31/2019	1.21	0	0	0.25%	26.7%	12/31/2019	1.21	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	2.1%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Value Advantage Fund R6 Class - 06-GJJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.56
Band 75	-	-	1.57
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(38)
Net investment income (loss)			(38)

Gain (loss) on investments:
Net realized gain (loss)			(3,250)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,802
Net gain (loss)			(448)

Increase (decrease) in net assets from operations			$(486)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(38)	$122
Net realized gain (loss)		(3,250)	(26)
Realized gain distributions		-	890
Net change in unrealized appreciation (depreciation)		2,802	(1,497)

Increase (decrease) in net assets from operations		(486)	(511)

Contract owner transactions:
Proceeds from units sold		30	950
Cost of units redeemed		(10,694)	(42)
Account charges		-	(3)
Increase (decrease)		(10,664)	905
Net increase (decrease)		(11,150)	394
Net assets, beginning		11,150	10,756
Net assets, ending		$-	$11,150

Units sold		20	656
Units redeemed		(7,986)	(2)
Net increase (decrease)		(7,966)	654
Units outstanding, beginning		7,966	7,312
Units outstanding, ending		-	7,966

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,057,098
Cost of units redeemed/account charges			(3,762,522)
Net investment income (loss)			28,650
Net realized gain (loss)			585,439
Realized gain distributions			91,335
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	1.25%	8.6%	12/31/2023	$1.56	0	$0	1.00%	8.9%	12/31/2023	$1.57	0	$0	0.75%	9.2%
12/31/2022	1.40	8	11	1.25%	-4.8%	12/31/2022	1.44	0	0	1.00%	-4.6%	12/31/2022	1.44	0	0	0.75%	-4.4%
12/31/2021	1.47	7	11	1.25%	27.4%	12/31/2021	1.51	0	0	1.00%	27.7%	12/31/2021	1.50	0	0	0.75%	28.0%
12/31/2020	1.15	2,229	2,574	1.25%	-2.7%	12/31/2020	1.18	0	0	1.00%	-2.5%	12/31/2020	1.17	0	0	0.75%	-2.3%
12/31/2019	1.19	1,783	2,118	1.25%	25.8%	12/31/2019	1.21	0	0	1.00%	26.4%	12/31/2019	1.20	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	0.50%	9.5%	12/31/2023	$1.62	0	$0	0.25%	9.7%	12/31/2023	$1.64	0	$0	0.00%	10.0%
12/31/2022	1.45	0	0	0.50%	-4.1%	12/31/2022	1.47	0	0	0.25%	-3.9%	12/31/2022	1.49	0	0	0.00%	-3.7%
12/31/2021	1.52	0	0	0.50%	28.3%	12/31/2021	1.53	0	0	0.25%	28.6%	12/31/2021	1.55	0	0	0.00%	29.0%
12/31/2020	1.18	0	0	0.50%	-2.0%	12/31/2020	1.19	0	0	0.25%	-1.8%	12/31/2020	1.20	0	0	0.00%	-1.5%
12/31/2019	1.21	0	0	0.50%	26.7%	12/31/2019	1.21	0	0	0.25%	27.0%	12/31/2019	1.22	0	0	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	2.0%
2021	0.0%
2020	2.1%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Large Cap Value Fund R6 Class - 06-3GF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,201,418	$1,163,657	63,535
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$1,201,452

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,201,452	770,626	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$1,201,452	770,626

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$21,502
Mortality & expense charges			(12,925)
Net investment income (loss)			8,577

Gain (loss) on investments:
Net realized gain (loss)			(551)
Realized gain distributions			43,181
Net change in unrealized appreciation (depreciation)			45,042
Net gain (loss)			87,672

Increase (decrease) in net assets from operations			$96,249

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,577	$2,679
Net realized gain (loss)		(551)	6,135
Realized gain distributions		43,181	32,147
Net change in unrealized appreciation (depreciation)		45,042	(46,286)

Increase (decrease) in net assets from operations		96,249	(5,325)

Contract owner transactions:
Proceeds from units sold		710,171	100,576
Cost of units redeemed		(370,804)	(125,137)
Account charges		(2,186)	(1,350)
Increase (decrease)		337,181	(25,911)
Net increase (decrease)		433,430	(31,236)
Net assets, beginning		768,022	799,258
Net assets, ending		$1,201,452	$768,022

Units sold		488,466	73,441
Units redeemed		(260,550)	(89,115)
Net increase (decrease)		227,916	(15,674)
Units outstanding, beginning		542,710	558,384
Units outstanding, ending		770,626	542,710

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,066,878
Cost of units redeemed/account charges			(1,052,267)
Net investment income (loss)			13,745
Net realized gain (loss)			6,216
Realized gain distributions			129,119
Net change in unrealized appreciation (depreciation)			37,761
Net assets			$1,201,452
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	771	$1,201	1.25%	10.2%	12/31/2023	$1.58	0	$0	1.00%	10.4%	12/31/2023	$1.60	0	$0	0.75%	10.7%
12/31/2022	1.42	543	768	1.25%	-1.1%	12/31/2022	1.43	0	0	1.00%	-0.9%	12/31/2022	1.45	0	0	0.75%	-0.6%
12/31/2021	1.43	558	799	1.25%	22.5%	12/31/2021	1.44	0	0	1.00%	22.8%	12/31/2021	1.46	0	0	0.75%	23.1%
12/31/2020	1.17	183	213	1.25%	9.4%	12/31/2020	1.18	0	0	1.00%	9.7%	12/31/2020	1.18	0	0	0.75%	10.0%
12/31/2019	1.07	182	194	1.25%	26.2%	12/31/2019	1.07	0	0	1.00%	26.5%	12/31/2019	1.08	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	11.0%	12/31/2023	$1.65	0	$0	0.25%	11.3%	12/31/2023	$1.67	0	$0	0.00%	11.5%
12/31/2022	1.46	0	0	0.50%	-0.4%	12/31/2022	1.48	0	0	0.25%	-0.1%	12/31/2022	1.50	0	0	0.00%	0.1%
12/31/2021	1.47	0	0	0.50%	23.4%	12/31/2021	1.48	0	0	0.25%	23.7%	12/31/2021	1.49	0	0	0.00%	24.0%
12/31/2020	1.19	0	0	0.50%	10.3%	12/31/2020	1.20	0	0	0.25%	10.5%	12/31/2020	1.20	0	0	0.00%	10.8%
12/31/2019	1.08	0	0	0.50%	27.1%	12/31/2019	1.08	0	0	0.25%	27.4%	12/31/2019	1.09	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.6%
2021	1.0%
2020	1.3%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$58,558,061	$52,046,912	926,935
Receivables: investments sold	-
Payables: investments purchased	(49,879)
Net assets	$58,508,182

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$58,508,182	28,294,100	$2.07
Band 100	-	-	2.10
Band 75	-	-	2.12
Band 50	-	-	2.15
Band 25	-	-	2.18
Band 0	-	-	2.21
Total	$58,508,182	28,294,100

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$181,605
Mortality & expense charges			(560,785)
Net investment income (loss)			(379,180)

Gain (loss) on investments:
Net realized gain (loss)			(295,364)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,387,738
Net gain (loss)			13,092,374

Increase (decrease) in net assets from operations			$12,713,194

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(379,180)	$(115,905)
Net realized gain (loss)		(295,364)	(460,651)
Realized gain distributions		-	695,503
Net change in unrealized appreciation (depreciation)		13,387,738	(6,644,010)

Increase (decrease) in net assets from operations		12,713,194	(6,525,063)

Contract owner transactions:
Proceeds from units sold		39,393,911	20,906,690
Cost of units redeemed		(19,713,067)	(11,089,493)
Account charges		(41,901)	(21,566)
Increase (decrease)		19,638,943	9,795,631
Net increase (decrease)		32,352,137	3,270,568
Net assets, beginning		26,156,045	22,885,477
Net assets, ending		$58,508,182	$26,156,045

Units sold		22,741,475	12,676,011
Units redeemed		(11,305,982)	(6,712,153)
Net increase (decrease)		11,435,493	5,963,858
Units outstanding, beginning		16,858,607	10,894,749
Units outstanding, ending		28,294,100	16,858,607

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$91,065,686
Cost of units redeemed/account charges			(41,132,403)
Net investment income (loss)			(645,898)
Net realized gain (loss)			(282,524)
Realized gain distributions			2,992,172
Net change in unrealized appreciation (depreciation)			6,511,149
Net assets			$58,508,182
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.07	28,294	$58,508	1.25%	33.3%	12/31/2023	$2.10	0	$0	1.00%	33.6%	12/31/2023	$2.12	0	$0	0.75%	33.9%
12/31/2022	1.55	16,859	26,156	1.25%	-26.1%	12/31/2022	1.57	0	0	1.00%	-26.0%	12/31/2022	1.59	0	0	0.75%	-25.8%
12/31/2021	2.10	10,895	22,885	1.25%	17.3%	12/31/2021	2.12	0	0	1.00%	17.6%	12/31/2021	2.14	0	0	0.75%	17.9%
12/31/2020	1.79	2,740	4,907	1.25%	54.5%	12/31/2020	1.80	0	0	1.00%	54.9%	12/31/2020	1.81	0	0	0.75%	55.3%
12/31/2019	1.16	9	10	1.25%	37.7%	12/31/2019	1.16	0	0	1.00%	38.0%	12/31/2019	1.17	0	0	0.75%	38.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.15	0	$0	0.50%	34.3%	12/31/2023	$2.18	0	$0	0.25%	34.6%	12/31/2023	$2.21	0	$0	0.00%	35.0%
12/31/2022	1.60	0	0	0.50%	-25.6%	12/31/2022	1.62	0	0	0.25%	-25.4%	12/31/2022	1.64	0	0	0.00%	-25.2%
12/31/2021	2.16	0	0	0.50%	18.2%	12/31/2021	2.17	0	0	0.25%	18.5%	12/31/2021	2.19	0	0	0.00%	18.8%
12/31/2020	1.82	0	0	0.50%	55.6%	12/31/2020	1.83	0	0	0.25%	56.0%	12/31/2020	1.85	0	0	0.00%	56.4%
12/31/2019	1.17	0	0	0.50%	38.7%	12/31/2019	1.18	0	0	0.25%	39.0%	12/31/2019	1.18	0	0	0.00%	39.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.6%
2021	0.0%
2020	0.2%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Small Cap Growth Fund R6 Class - 06-3JM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,399,030	$1,672,577	71,234
Receivables: investments sold	19,956
Payables: investments purchased	-
Net assets	$1,418,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,418,986	1,204,820	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$1,418,986	1,204,820

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,785)
Net investment income (loss)			(15,785)

Gain (loss) on investments:
Net realized gain (loss)			(103,077)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			278,714
Net gain (loss)			175,637

Increase (decrease) in net assets from operations			$159,852

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,785)	$(15,651)
Net realized gain (loss)		(103,077)	(56,056)
Realized gain distributions		-	4,476
Net change in unrealized appreciation (depreciation)		278,714	(481,221)

Increase (decrease) in net assets from operations		159,852	(548,452)

Contract owner transactions:
Proceeds from units sold		494,582	373,338
Cost of units redeemed		(432,207)	(276,980)
Account charges		(689)	(735)
Increase (decrease)		61,686	95,623
Net increase (decrease)		221,538	(452,829)
Net assets, beginning		1,197,448	1,650,277
Net assets, ending		$1,418,986	$1,197,448

Units sold		457,567	328,038
Units redeemed		(402,302)	(240,421)
Net increase (decrease)		55,265	87,617
Units outstanding, beginning		1,149,555	1,061,938
Units outstanding, ending		1,204,820	1,149,555

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,481,045
Cost of units redeemed/account charges			(1,985,235)
Net investment income (loss)			(56,455)
Net realized gain (loss)			(22,802)
Realized gain distributions			275,980
Net change in unrealized appreciation (depreciation)			(273,547)
Net assets			$1,418,986
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	1,205	$1,419	1.25%	13.1%	12/31/2023	$1.19	0	$0	1.00%	13.3%	12/31/2023	$1.21	0	$0	0.75%	13.6%
12/31/2022	1.04	1,150	1,197	1.25%	-33.0%	12/31/2022	1.05	0	0	1.00%	-32.8%	12/31/2022	1.06	0	0	0.75%	-32.6%
12/31/2021	1.55	1,062	1,650	1.25%	-6.7%	12/31/2021	1.57	0	0	1.00%	-6.5%	12/31/2021	1.58	0	0	0.75%	-6.3%
12/31/2020	1.67	849	1,414	1.25%	58.0%	12/31/2020	1.68	0	0	1.00%	58.4%	12/31/2020	1.69	0	0	0.75%	58.8%
12/31/2019	1.05	312	329	1.25%	36.1%	12/31/2019	1.06	0	0	1.00%	36.5%	12/31/2019	1.06	0	0	0.75%	36.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	13.9%	12/31/2023	$1.24	0	$0	0.25%	14.2%	12/31/2023	$1.26	0	$0	0.00%	14.5%
12/31/2022	1.08	0	0	0.50%	-32.5%	12/31/2022	1.09	0	0	0.25%	-32.3%	12/31/2022	1.10	0	0	0.00%	-32.1%
12/31/2021	1.59	0	0	0.50%	-6.0%	12/31/2021	1.61	0	0	0.25%	-5.8%	12/31/2021	1.62	0	0	0.00%	-5.6%
12/31/2020	1.69	0	0	0.50%	59.2%	12/31/2020	1.70	0	0	0.25%	59.6%	12/31/2020	1.71	0	0	0.00%	60.0%
12/31/2019	1.06	0	0	0.50%	37.2%	12/31/2019	1.07	0	0	0.25%	37.5%	12/31/2019	1.07	0	0	0.00%	37.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.4%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$290,860	$370,086	9,917
Receivables: investments sold	3,493
Payables: investments purchased	-
Net assets	$294,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$294,353	290,304	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$294,353	290,304

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,782
Mortality & expense charges			(3,406)
Net investment income (loss)			1,376

Gain (loss) on investments:
Net realized gain (loss)			(22,897)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			37,525
Net gain (loss)			14,628

Increase (decrease) in net assets from operations			$16,004

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,376	$(1,052)
Net realized gain (loss)		(22,897)	(1,172)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		37,525	(65,687)

Increase (decrease) in net assets from operations		16,004	(67,911)

Contract owner transactions:
Proceeds from units sold		42,081	82,310
Cost of units redeemed		(12,241)	(30,729)
Account charges		(361)	(351)
Increase (decrease)		29,479	51,230
Net increase (decrease)		45,483	(16,681)
Net assets, beginning		248,870	265,551
Net assets, ending		$294,353	$248,870

Units sold		42,460	88,789
Units redeemed		(12,607)	(32,501)
Net increase (decrease)		29,853	56,288
Units outstanding, beginning		260,451	204,163
Units outstanding, ending		290,304	260,451

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$556,726
Cost of units redeemed/account charges			(176,054)
Net investment income (loss)			(1,256)
Net realized gain (loss)			(16,221)
Realized gain distributions			10,384
Net change in unrealized appreciation (depreciation)			(79,226)
Net assets			$294,353
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	290	$294	1.25%	6.1%	12/31/2023	$1.02	0	$0	1.00%	6.4%	12/31/2023	$1.04	0	$0	0.75%	6.6%
12/31/2022	0.96	260	249	1.25%	-26.5%	12/31/2022	0.96	0	0	1.00%	-26.4%	12/31/2022	0.97	0	0	0.75%	-26.2%
12/31/2021	1.30	204	266	1.25%	-11.3%	12/31/2021	1.31	0	0	1.00%	-11.0%	12/31/2021	1.32	0	0	0.75%	-10.8%
12/31/2020	1.47	65	96	1.25%	33.3%	12/31/2020	1.47	0	0	1.00%	33.7%	12/31/2020	1.48	0	0	0.75%	34.0%
12/31/2019	1.10	0	0	1.25%	9.9%	12/31/2019	1.10	0	0	1.00%	10.0%	12/31/2019	1.10	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	6.9%	12/31/2023	$1.06	0	$0	0.25%	7.2%	12/31/2023	$1.07	0	$0	0.00%	7.4%
12/31/2022	0.98	0	0	0.50%	-26.0%	12/31/2022	0.99	0	0	0.25%	-25.8%	12/31/2022	1.00	0	0	0.00%	-25.6%
12/31/2021	1.32	0	0	0.50%	-10.6%	12/31/2021	1.33	0	0	0.25%	-10.4%	12/31/2021	1.34	0	0	0.00%	-10.1%
12/31/2020	1.48	0	0	0.50%	34.3%	12/31/2020	1.48	0	0	0.25%	34.7%	12/31/2020	1.49	0	0	0.00%	35.0%
12/31/2019	1.10	0	0	0.50%	10.2%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	0.7%
2021	1.0%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Small Cap Value Fund R6 Class - 06-44Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$238,872	$244,842	8,511
Receivables: investments sold	-
Payables: investments purchased	(9,409)
Net assets	$229,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$229,463	162,226	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$229,463	162,226

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,718
Mortality & expense charges			(2,458)
Net investment income (loss)			1,260

Gain (loss) on investments:
Net realized gain (loss)			(3,358)
Realized gain distributions			312
Net change in unrealized appreciation (depreciation)			26,863
Net gain (loss)			23,817

Increase (decrease) in net assets from operations			$25,077

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,260	$371
Net realized gain (loss)		(3,358)	(291)
Realized gain distributions		312	12,219
Net change in unrealized appreciation (depreciation)		26,863	(24,019)

Increase (decrease) in net assets from operations		25,077	(11,720)

Contract owner transactions:
Proceeds from units sold		62,486	119,145
Cost of units redeemed		(23,705)	(404)
Account charges		(131)	(46)
Increase (decrease)		38,650	118,695
Net increase (decrease)		63,727	106,975
Net assets, beginning		165,736	58,761
Net assets, ending		$229,463	$165,736

Units sold		49,276	91,617
Units redeemed		(18,154)	(347)
Net increase (decrease)		31,122	91,270
Units outstanding, beginning		131,104	39,834
Units outstanding, ending		162,226	131,104

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$298,107
Cost of units redeemed/account charges			(81,110)
Net investment income (loss)			1,595
Net realized gain (loss)			(3,667)
Realized gain distributions			20,508
Net change in unrealized appreciation (depreciation)			(5,970)
Net assets			$229,463
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	162	$229	1.25%	11.9%	12/31/2023	$1.43	0	$0	1.00%	12.2%	12/31/2023	$1.45	0	$0	0.75%	12.5%
12/31/2022	1.26	131	166	1.25%	-14.3%	12/31/2022	1.28	0	0	1.00%	-14.1%	12/31/2022	1.29	0	0	0.75%	-13.9%
12/31/2021	1.48	40	59	1.25%	31.3%	12/31/2021	1.48	0	0	1.00%	31.7%	12/31/2021	1.49	0	0	0.75%	32.0%
12/31/2020	1.12	0	0	1.25%	5.0%	12/31/2020	1.13	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.5%
12/31/2019	1.07	0	0	1.25%	7.0%	12/31/2019	1.07	0	0	1.00%	7.1%	12/31/2019	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	12.7%	12/31/2023	$1.48	0	$0	0.25%	13.0%	12/31/2023	$1.50	0	$0	0.00%	13.3%
12/31/2022	1.30	0	0	0.50%	-13.7%	12/31/2022	1.31	0	0	0.25%	-13.4%	12/31/2022	1.32	0	0	0.00%	-13.2%
12/31/2021	1.50	0	0	0.50%	32.3%	12/31/2021	1.51	0	0	0.25%	32.7%	12/31/2021	1.52	0	0	0.00%	33.0%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.14	0	0	0.25%	6.1%	12/31/2020	1.14	0	0	0.00%	6.3%
12/31/2019	1.07	0	0	0.50%	7.3%	12/31/2019	1.07	0	0	0.25%	7.4%	12/31/2019	1.08	0	0	0.00%	7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.1%
2021	1.2%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Income Builder Fund R6 Class - 06-3W3 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	1.25%	8.1%	12/31/2023	$1.14	0	$0	1.00%	8.3%	12/31/2023	$1.15	0	$0	0.75%	8.6%
12/31/2022	1.04	0	0	1.25%	-13.8%	12/31/2022	1.05	0	0	1.00%	-13.6%	12/31/2022	1.06	0	0	0.75%	-13.4%
12/31/2021	1.21	0	0	1.25%	7.9%	12/31/2021	1.22	0	0	1.00%	8.2%	12/31/2021	1.23	0	0	0.75%	8.5%
12/31/2020	1.12	0	0	1.25%	5.0%	12/31/2020	1.13	0	0	1.00%	5.3%	12/31/2020	1.13	0	0	0.75%	5.5%
12/31/2019	1.07	0	0	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	8.9%	12/31/2023	$1.18	0	$0	0.25%	9.2%	12/31/2023	$1.20	0	$0	0.00%	9.4%
12/31/2022	1.07	0	0	0.50%	-13.2%	12/31/2022	1.08	0	0	0.25%	-13.0%	12/31/2022	1.09	0	0	0.00%	-12.7%
12/31/2021	1.23	0	0	0.50%	8.8%	12/31/2021	1.24	0	0	0.25%	9.0%	12/31/2021	1.25	0	0	0.00%	9.3%
12/31/2020	1.14	0	0	0.50%	5.8%	12/31/2020	1.14	0	0	0.25%	6.1%	12/31/2020	1.15	0	0	0.00%	6.3%
12/31/2019	1.07	0	0	0.50%	7.3%	12/31/2019	1.08	0	0	0.25%	7.5%	12/31/2019	1.08	0	0	0.00%	7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Core Plus Bond Fund R6 Class - 06-3W6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,043,598	$2,232,809	282,814
Receivables: investments sold	9,637
Payables: investments purchased	-
Net assets	$2,053,235

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,053,235	2,054,361	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$2,053,235	2,054,361

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$76,246
Mortality & expense charges			(22,531)
Net investment income (loss)			53,715

Gain (loss) on investments:
Net realized gain (loss)			(45,208)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			81,567
Net gain (loss)			36,359

Increase (decrease) in net assets from operations			$90,074

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$53,715	$32,046
Net realized gain (loss)		(45,208)	(36,742)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		81,567	(247,113)

Increase (decrease) in net assets from operations		90,074	(251,809)

Contract owner transactions:
Proceeds from units sold		651,682	275,987
Cost of units redeemed		(243,565)	(350,686)
Account charges		(759)	(664)
Increase (decrease)		407,358	(75,363)
Net increase (decrease)		497,432	(327,172)
Net assets, beginning		1,555,803	1,882,975
Net assets, ending		$2,053,235	$1,555,803

Units sold		676,047	278,968
Units redeemed		(256,117)	(349,463)
Net increase (decrease)		419,930	(70,495)
Units outstanding, beginning		1,634,431	1,704,926
Units outstanding, ending		2,054,361	1,634,431

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,111,561
Cost of units redeemed/account charges			(1,924,869)
Net investment income (loss)			114,909
Net realized gain (loss)			(80,911)
Realized gain distributions			21,756
Net change in unrealized appreciation (depreciation)			(189,211)
Net assets			$2,053,235
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	2,054	$2,053	1.25%	5.0%	12/31/2023	$1.01	0	$0	1.00%	5.3%	12/31/2023	$1.02	0	$0	0.75%	5.5%
12/31/2022	0.95	1,634	1,556	1.25%	-13.8%	12/31/2022	0.96	0	0	1.00%	-13.6%	12/31/2022	0.97	0	0	0.75%	-13.4%
12/31/2021	1.10	1,705	1,883	1.25%	-1.3%	12/31/2021	1.11	0	0	1.00%	-1.1%	12/31/2021	1.12	0	0	0.75%	-0.8%
12/31/2020	1.12	508	568	1.25%	6.5%	12/31/2020	1.12	0	0	1.00%	6.8%	12/31/2020	1.13	0	0	0.75%	7.1%
12/31/2019	1.05	0	0	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.3%	12/31/2019	1.06	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	5.8%	12/31/2023	$1.05	0	$0	0.25%	6.0%	12/31/2023	$1.06	0	$0	0.00%	6.3%
12/31/2022	0.98	0	0	0.50%	-13.2%	12/31/2022	0.99	0	0	0.25%	-12.9%	12/31/2022	1.00	0	0	0.00%	-12.7%
12/31/2021	1.13	0	0	0.50%	-0.6%	12/31/2021	1.14	0	0	0.25%	-0.4%	12/31/2021	1.14	0	0	0.00%	-0.1%
12/31/2020	1.13	0	0	0.50%	7.3%	12/31/2020	1.14	0	0	0.25%	7.6%	12/31/2020	1.14	0	0	0.00%	7.9%
12/31/2019	1.06	0	0	0.50%	5.7%	12/31/2019	1.06	0	0	0.25%	5.9%	12/31/2019	1.06	0	0	0.00%	6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.2%
2022	3.0%
2021	3.5%
2020	3.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire Income R6 Class - 06-47H (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	1.25%	10.7%	12/31/2023	$1.11	0	$0	1.00%	10.9%	12/31/2023	$1.13	0	$0	0.75%	11.2%
12/31/2022	1.00	0	0	1.25%	-15.0%	12/31/2022	1.00	0	0	1.00%	-14.7%	12/31/2022	1.01	0	0	0.75%	-14.5%
12/31/2021	1.17	0	0	1.25%	4.9%	12/31/2021	1.18	0	0	1.00%	5.1%	12/31/2021	1.18	0	0	0.75%	5.4%
12/31/2020	1.12	0	0	1.25%	8.7%	12/31/2020	1.12	0	0	1.00%	8.9%	12/31/2020	1.12	0	0	0.75%	9.2%
12/31/2019	1.03	0	0	1.25%	2.8%	12/31/2019	1.03	0	0	1.00%	2.9%	12/31/2019	1.03	0	0	0.75%	2.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	11.5%	12/31/2023	$1.15	0	$0	0.25%	11.8%	12/31/2023	$1.16	0	$0	0.00%	12.1%
12/31/2022	1.02	0	0	0.50%	-14.3%	12/31/2022	1.03	0	0	0.25%	-14.1%	12/31/2022	1.04	0	0	0.00%	-13.9%
12/31/2021	1.19	0	0	0.50%	5.7%	12/31/2021	1.20	0	0	0.25%	5.9%	12/31/2021	1.21	0	0	0.00%	6.2%
12/31/2020	1.13	0	0	0.50%	9.5%	12/31/2020	1.13	0	0	0.25%	9.7%	12/31/2020	1.14	0	0	0.00%	10.0%
12/31/2019	1.03	0	0	0.50%	3.0%	12/31/2019	1.03	0	0	0.25%	3.1%	12/31/2019	1.03	0	0	0.00%	3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust UndscvrdMgrs Behavioral Val R6 Class - 06-4FX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,801	$4,714	60
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$4,798

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,798	3,162	$1.52
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.60
Total	$4,798	3,162

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$85
Mortality & expense charges			(13)
Net investment income (loss)			72

Gain (loss) on investments:
Net realized gain (loss)			(1)
Realized gain distributions			283
Net change in unrealized appreciation (depreciation)			87
Net gain (loss)			369

Increase (decrease) in net assets from operations			$441

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72	$-
Net realized gain (loss)		(1)	-
Realized gain distributions		283	-
Net change in unrealized appreciation (depreciation)		87	-

Increase (decrease) in net assets from operations		441	-

Contract owner transactions:
Proceeds from units sold		5,798	-
Cost of units redeemed		(1,435)	-
Account charges		(6)	-
Increase (decrease)		4,357	-
Net increase (decrease)		4,798	-
Net assets, beginning		-	-
Net assets, ending		$4,798	$-

Units sold		4,218	-
Units redeemed		(1,056)	-
Net increase (decrease)		3,162	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,162	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,798
Cost of units redeemed/account charges			(1,441)
Net investment income (loss)			72
Net realized gain (loss)			(1)
Realized gain distributions			283
Net change in unrealized appreciation (depreciation)			87
Net assets			$4,798
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	3	$5	1.25%	13.1%	12/31/2023	$1.53	0	$0	1.00%	13.4%	12/31/2023	$1.55	0	$0	0.75%	13.7%
12/31/2022	1.34	0	0	1.25%	-2.3%	12/31/2022	1.35	0	0	1.00%	-2.1%	12/31/2022	1.36	0	0	0.75%	-1.8%
12/31/2021	1.37	0	0	1.25%	32.8%	12/31/2021	1.38	0	0	1.00%	33.2%	12/31/2021	1.39	0	0	0.75%	33.5%
12/31/2020	1.03	0	0	1.25%	2.3%	12/31/2020	1.04	0	0	1.00%	2.6%	12/31/2020	1.04	0	0	0.75%	2.8%
12/31/2019	1.01	0	0	1.25%	1.0%	12/31/2019	1.01	0	0	1.00%	1.0%	12/31/2019	1.01	0	0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	14.0%	12/31/2023	$1.58	0	$0	0.25%	14.3%	12/31/2023	$1.60	0	$0	0.00%	14.6%
12/31/2022	1.37	0	0	0.50%	-1.6%	12/31/2022	1.38	0	0	0.25%	-1.3%	12/31/2022	1.39	0	0	0.00%	-1.1%
12/31/2021	1.39	0	0	0.50%	33.8%	12/31/2021	1.40	0	0	0.25%	34.2%	12/31/2021	1.41	0	0	0.00%	34.5%
12/31/2020	1.04	0	0	0.50%	3.1%	12/31/2020	1.04	0	0	0.25%	3.4%	12/31/2020	1.05	0	0	0.00%	3.6%
12/31/2019	1.01	0	0	0.50%	1.0%	12/31/2019	1.01	0	0	0.25%	1.0%	12/31/2019	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Global Allocation R6 Class - 06-4FH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,747	$8,105	456
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$8,750

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,750	7,519	$1.16
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$8,750	7,519

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(60)
Net investment income (loss)			(60)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			715
Net gain (loss)			715

Increase (decrease) in net assets from operations			$655

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(60)	$73
Net realized gain (loss)		-	(147)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		715	(73)

Increase (decrease) in net assets from operations		655	(147)

Contract owner transactions:
Proceeds from units sold		6,137	7,143
Cost of units redeemed		-	(5,038)
Account charges		-	-
Increase (decrease)		6,137	2,105
Net increase (decrease)		6,792	1,958
Net assets, beginning		1,958	-
Net assets, ending		$8,750	$1,958

Units sold		5,642	6,491
Units redeemed		-	(4,614)
Net increase (decrease)		5,642	1,877
Units outstanding, beginning		1,877	-
Units outstanding, ending		7,519	1,877

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,280
Cost of units redeemed/account charges			(5,038)
Net investment income (loss)			13
Net realized gain (loss)			(147)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			642
Net assets			$8,750
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	8	$9	1.25%	11.6%	12/31/2023	$1.18	0	$0	1.00%	11.8%	12/31/2023	$1.19	0	$0	0.75%	12.1%
12/31/2022	1.04	2	2	1.25%	-19.5%	12/31/2022	1.05	0	0	1.00%	-19.2%	12/31/2022	1.06	0	0	0.75%	-19.0%
12/31/2021	1.29	0	0	1.25%	8.2%	12/31/2021	1.30	0	0	1.00%	8.5%	12/31/2021	1.31	0	0	0.75%	8.8%
12/31/2020	1.20	0	0	1.25%	14.2%	12/31/2020	1.20	0	0	1.00%	14.5%	12/31/2020	1.20	0	0	0.75%	14.8%
12/31/2019	1.05	0	0	1.25%	4.7%	12/31/2019	1.05	0	0	1.00%	4.8%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	12.4%	12/31/2023	$1.21	0	$0	0.25%	12.7%	12/31/2023	$1.23	0	$0	0.00%	13.0%
12/31/2022	1.07	0	0	0.50%	-18.8%	12/31/2022	1.08	0	0	0.25%	-18.6%	12/31/2022	1.09	0	0	0.00%	-18.4%
12/31/2021	1.32	0	0	0.50%	9.1%	12/31/2021	1.32	0	0	0.25%	9.3%	12/31/2021	1.33	0	0	0.00%	9.6%
12/31/2020	1.21	0	0	0.50%	15.1%	12/31/2020	1.21	0	0	0.25%	15.4%	12/31/2020	1.21	0	0	0.00%	15.7%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	9.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2020 R6 Class - 06-46R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$273,199	$256,011	17,935
Receivables: investments sold	-
Payables: investments purchased	(43)
Net assets	$273,156

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$273,156	245,582	$1.11
Band 100	-	-	1.12
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.17
Total	$273,156	245,582

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,294
Mortality & expense charges			(3,197)
Net investment income (loss)			6,097

Gain (loss) on investments:
Net realized gain (loss)			121
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,783
Net gain (loss)			19,904

Increase (decrease) in net assets from operations			$26,001

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,097	$6,920
Net realized gain (loss)		121	2
Realized gain distributions		-	4,850
Net change in unrealized appreciation (depreciation)		19,783	(2,595)

Increase (decrease) in net assets from operations		26,001	9,177

Contract owner transactions:
Proceeds from units sold		4,463	234,397
Cost of units redeemed		(489)	-
Account charges		(260)	(133)
Increase (decrease)		3,714	234,264
Net increase (decrease)		29,715	243,441
Net assets, beginning		243,441	-
Net assets, ending		$273,156	$243,441

Units sold		4,410	242,181
Units redeemed		(874)	(135)
Net increase (decrease)		3,536	242,046
Units outstanding, beginning		242,046	-
Units outstanding, ending		245,582	242,046

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$238,860
Cost of units redeemed/account charges			(882)
Net investment income (loss)			13,017
Net realized gain (loss)			123
Realized gain distributions			4,850
Net change in unrealized appreciation (depreciation)			17,188
Net assets			$273,156
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	246	$273	1.25%	10.6%	12/31/2023	$1.12	0	$0	1.00%	10.9%	12/31/2023	$1.14	0	$0	0.75%	11.1%
12/31/2022	1.01	242	243	1.25%	-14.9%	12/31/2022	1.01	0	0	1.00%	-14.7%	12/31/2022	1.02	0	0	0.75%	-14.5%
12/31/2021	1.18	0	0	1.25%	4.8%	12/31/2021	1.19	0	0	1.00%	5.1%	12/31/2021	1.20	0	0	0.75%	5.3%
12/31/2020	1.13	0	0	1.25%	9.1%	12/31/2020	1.13	0	0	1.00%	9.4%	12/31/2020	1.14	0	0	0.75%	9.7%
12/31/2019	1.03	0	0	1.25%	3.4%	12/31/2019	1.03	0	0	1.00%	3.5%	12/31/2019	1.04	0	0	0.75%	3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	11.4%	12/31/2023	$1.16	0	$0	0.25%	11.7%	12/31/2023	$1.17	0	$0	0.00%	12.0%
12/31/2022	1.03	0	0	0.50%	-14.3%	12/31/2022	1.04	0	0	0.25%	-14.1%	12/31/2022	1.05	0	0	0.00%	-13.9%
12/31/2021	1.20	0	0	0.50%	5.6%	12/31/2021	1.21	0	0	0.25%	5.9%	12/31/2021	1.22	0	0	0.00%	6.1%
12/31/2020	1.14	0	0	0.50%	9.9%	12/31/2020	1.14	0	0	0.25%	10.2%	12/31/2020	1.15	0	0	0.00%	10.5%
12/31/2019	1.04	0	0	0.50%	3.7%	12/31/2019	1.04	0	0	0.25%	3.8%	12/31/2019	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	6.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2025 R6 Class - 06-46T

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$188,000	$175,816	11,733
Receivables: investments sold	672
Payables: investments purchased	-
Net assets	$188,672

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$188,672	161,900	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$188,672	161,900

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,818
Mortality & expense charges			(2,065)
Net investment income (loss)			3,753

Gain (loss) on investments:
Net realized gain (loss)			55
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,380
Net gain (loss)			15,435

Increase (decrease) in net assets from operations			$19,188

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,753	$3,604
Net realized gain (loss)		55	8
Realized gain distributions		-	6,104
Net change in unrealized appreciation (depreciation)		15,380	(3,196)

Increase (decrease) in net assets from operations		19,188	6,520

Contract owner transactions:
Proceeds from units sold		24,592	138,619
Cost of units redeemed		(2)	-
Account charges		(160)	(85)
Increase (decrease)		24,430	138,534
Net increase (decrease)		43,618	145,054
Net assets, beginning		145,054	-
Net assets, ending		$188,672	$145,054

Units sold		22,593	139,703
Units redeemed		(312)	(84)
Net increase (decrease)		22,281	139,619
Units outstanding, beginning		139,619	-
Units outstanding, ending		161,900	139,619

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$163,211
Cost of units redeemed/account charges			(247)
Net investment income (loss)			7,357
Net realized gain (loss)			63
Realized gain distributions			6,104
Net change in unrealized appreciation (depreciation)			12,184
Net assets			$188,672
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	162	$189	1.25%	12.2%	12/31/2023	$1.18	0	$0	1.00%	12.4%	12/31/2023	$1.19	0	$0	0.75%	12.7%
12/31/2022	1.04	140	145	1.25%	-16.6%	12/31/2022	1.05	0	0	1.00%	-16.3%	12/31/2022	1.06	0	0	0.75%	-16.1%
12/31/2021	1.25	0	0	1.25%	7.4%	12/31/2021	1.25	0	0	1.00%	7.7%	12/31/2021	1.26	0	0	0.75%	7.9%
12/31/2020	1.16	0	0	1.25%	10.5%	12/31/2020	1.16	0	0	1.00%	10.8%	12/31/2020	1.17	0	0	0.75%	11.1%
12/31/2019	1.05	0	0	1.25%	4.9%	12/31/2019	1.05	0	0	1.00%	5.0%	12/31/2019	1.05	0	0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	13.0%	12/31/2023	$1.22	0	$0	0.25%	13.3%	12/31/2023	$1.23	0	$0	0.00%	13.6%
12/31/2022	1.07	0	0	0.50%	-15.9%	12/31/2022	1.07	0	0	0.25%	-15.7%	12/31/2022	1.08	0	0	0.00%	-15.5%
12/31/2021	1.27	0	0	0.50%	8.2%	12/31/2021	1.27	0	0	0.25%	8.5%	12/31/2021	1.28	0	0	0.00%	8.7%
12/31/2020	1.17	0	0	0.50%	11.3%	12/31/2020	1.18	0	0	0.25%	11.6%	12/31/2020	1.18	0	0	0.00%	11.9%
12/31/2019	1.05	0	0	0.50%	5.2%	12/31/2019	1.05	0	0	0.25%	5.3%	12/31/2019	1.05	0	0	0.00%	5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	5.6%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2030 R6 Class - 06-46V

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,665	$17,555	1,064
Receivables: investments sold	132
Payables: investments purchased	-
Net assets	$18,797

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,797	15,410	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$18,797	15,410

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$512
Mortality & expense charges			(164)
Net investment income (loss)			348

Gain (loss) on investments:
Net realized gain (loss)			(1,750)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,952
Net gain (loss)			1,202

Increase (decrease) in net assets from operations			$1,550

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$348	$1,775
Net realized gain (loss)		(1,750)	1
Realized gain distributions		-	4,366
Net change in unrealized appreciation (depreciation)		2,952	(1,842)

Increase (decrease) in net assets from operations		1,550	4,300

Contract owner transactions:
Proceeds from units sold		13,071	75,744
Cost of units redeemed		(2)	(75,826)
Account charges		(6)	(34)
Increase (decrease)		13,063	(116)
Net increase (decrease)		14,613	4,184
Net assets, beginning		4,184	-
Net assets, ending		$18,797	$4,184

Units sold		11,590	74,909
Units redeemed		(96)	(70,993)
Net increase (decrease)		11,494	3,916
Units outstanding, beginning		3,916	-
Units outstanding, ending		15,410	3,916

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$88,815
Cost of units redeemed/account charges			(75,868)
Net investment income (loss)			2,123
Net realized gain (loss)			(1,749)
Realized gain distributions			4,366
Net change in unrealized appreciation (depreciation)			1,110
Net assets			$18,797
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	15	$19	1.25%	14.2%	12/31/2023	$1.23	0	$0	1.00%	14.4%	12/31/2023	$1.25	0	$0	0.75%	14.7%
12/31/2022	1.07	4	4	1.25%	-17.5%	12/31/2022	1.08	0	0	1.00%	-17.3%	12/31/2022	1.09	0	0	0.75%	-17.1%
12/31/2021	1.30	0	0	1.25%	9.5%	12/31/2021	1.30	0	0	1.00%	9.8%	12/31/2021	1.31	0	0	0.75%	10.1%
12/31/2020	1.18	0	0	1.25%	11.3%	12/31/2020	1.19	0	0	1.00%	11.6%	12/31/2020	1.19	0	0	0.75%	11.9%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	15.0%	12/31/2023	$1.27	0	$0	0.25%	15.3%	12/31/2023	$1.29	0	$0	0.00%	15.6%
12/31/2022	1.10	0	0	0.50%	-16.9%	12/31/2022	1.10	0	0	0.25%	-16.7%	12/31/2022	1.11	0	0	0.00%	-16.5%
12/31/2021	1.32	0	0	0.50%	10.3%	12/31/2021	1.33	0	0	0.25%	10.6%	12/31/2021	1.33	0	0	0.00%	10.9%
12/31/2020	1.19	0	0	0.50%	12.2%	12/31/2020	1.20	0	0	0.25%	12.5%	12/31/2020	1.20	0	0	0.00%	12.7%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	96.9%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2035 R6 Class - 06-46W

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$114,962	$104,129	6,215
Receivables: investments sold	91
Payables: investments purchased	-
Net assets	$115,053

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$115,053	88,248	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$115,053	88,248

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,713
Mortality & expense charges			(1,152)
Net investment income (loss)			1,561

Gain (loss) on investments:
Net realized gain (loss)			198
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,406
Net gain (loss)			12,604

Increase (decrease) in net assets from operations			$14,165

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,561	$1,489
Net realized gain (loss)		198	4
Realized gain distributions		-	4,822
Net change in unrealized appreciation (depreciation)		12,406	(1,573)

Increase (decrease) in net assets from operations		14,165	4,742

Contract owner transactions:
Proceeds from units sold		25,954	73,043
Cost of units redeemed		(2,722)	-
Account charges		(87)	(42)
Increase (decrease)		23,145	73,001
Net increase (decrease)		37,310	77,743
Net assets, beginning		77,743	-
Net assets, ending		$115,053	$77,743

Units sold		21,518	69,255
Units redeemed		(2,486)	(39)
Net increase (decrease)		19,032	69,216
Units outstanding, beginning		69,216	-
Units outstanding, ending		88,248	69,216

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$98,997
Cost of units redeemed/account charges			(2,851)
Net investment income (loss)			3,050
Net realized gain (loss)			202
Realized gain distributions			4,822
Net change in unrealized appreciation (depreciation)			10,833
Net assets			$115,053
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	88	$115	1.25%	16.1%	12/31/2023	$1.32	0	$0	1.00%	16.4%	12/31/2023	$1.33	0	$0	0.75%	16.7%
12/31/2022	1.12	69	78	1.25%	-18.2%	12/31/2022	1.13	0	0	1.00%	-18.0%	12/31/2022	1.14	0	0	0.75%	-17.8%
12/31/2021	1.37	0	0	1.25%	12.6%	12/31/2021	1.38	0	0	1.00%	12.9%	12/31/2021	1.39	0	0	0.75%	13.2%
12/31/2020	1.22	0	0	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.23	0	0	0.75%	13.6%
12/31/2019	1.08	0	0	1.25%	7.8%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	16.9%	12/31/2023	$1.36	0	$0	0.25%	17.2%	12/31/2023	$1.38	0	$0	0.00%	17.5%
12/31/2022	1.15	0	0	0.50%	-17.5%	12/31/2022	1.16	0	0	0.25%	-17.3%	12/31/2022	1.17	0	0	0.00%	-17.1%
12/31/2021	1.40	0	0	0.50%	13.5%	12/31/2021	1.40	0	0	0.25%	13.8%	12/31/2021	1.41	0	0	0.00%	14.1%
12/31/2020	1.23	0	0	0.50%	13.9%	12/31/2020	1.23	0	0	0.25%	14.2%	12/31/2020	1.24	0	0	0.00%	14.5%
12/31/2019	1.08	0	0	0.50%	8.1%	12/31/2019	1.08	0	0	0.25%	8.2%	12/31/2019	1.08	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	4.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2040 R6 Class - 06-46X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$167,786	$148,330	8,375
Receivables: investments sold	-
Payables: investments purchased	(26)
Net assets	$167,760

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$167,760	123,753	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$167,760	123,753

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,566
Mortality & expense charges			(1,890)
Net investment income (loss)			1,676

Gain (loss) on investments:
Net realized gain (loss)			446
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			22,553
Net gain (loss)			22,999

Increase (decrease) in net assets from operations			$24,675

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,676	$2,454
Net realized gain (loss)		446	4
Realized gain distributions		-	10,177
Net change in unrealized appreciation (depreciation)		22,553	(3,097)

Increase (decrease) in net assets from operations		24,675	9,538

Contract owner transactions:
Proceeds from units sold		9,972	126,423
Cost of units redeemed		(2,617)	-
Account charges		(155)	(76)
Increase (decrease)		7,200	126,347
Net increase (decrease)		31,875	135,885
Net assets, beginning		135,885	-
Net assets, ending		$167,760	$135,885

Units sold		8,352	117,858
Units redeemed		(2,389)	(68)
Net increase (decrease)		5,963	117,790
Units outstanding, beginning		117,790	-
Units outstanding, ending		123,753	117,790

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$136,395
Cost of units redeemed/account charges			(2,848)
Net investment income (loss)			4,130
Net realized gain (loss)			450
Realized gain distributions			10,177
Net change in unrealized appreciation (depreciation)			19,456
Net assets			$167,760
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	124	$168	1.25%	17.5%	12/31/2023	$1.37	0	$0	1.00%	17.8%	12/31/2023	$1.39	0	$0	0.75%	18.1%
12/31/2022	1.15	118	136	1.25%	-18.7%	12/31/2022	1.16	0	0	1.00%	-18.5%	12/31/2022	1.17	0	0	0.75%	-18.2%
12/31/2021	1.42	0	0	1.25%	14.4%	12/31/2021	1.43	0	0	1.00%	14.7%	12/31/2021	1.43	0	0	0.75%	15.0%
12/31/2020	1.24	0	0	1.25%	13.8%	12/31/2020	1.24	0	0	1.00%	14.1%	12/31/2020	1.25	0	0	0.75%	14.3%
12/31/2019	1.09	0	0	1.25%	8.9%	12/31/2019	1.09	0	0	1.00%	9.0%	12/31/2019	1.09	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	18.4%	12/31/2023	$1.42	0	$0	0.25%	18.7%	12/31/2023	$1.43	0	$0	0.00%	19.0%
12/31/2022	1.18	0	0	0.50%	-18.0%	12/31/2022	1.19	0	0	0.25%	-17.8%	12/31/2022	1.20	0	0	0.00%	-17.6%
12/31/2021	1.44	0	0	0.50%	15.3%	12/31/2021	1.45	0	0	0.25%	15.6%	12/31/2021	1.46	0	0	0.00%	15.9%
12/31/2020	1.25	0	0	0.50%	14.6%	12/31/2020	1.26	0	0	0.25%	14.9%	12/31/2020	1.26	0	0	0.00%	15.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.3%	12/31/2019	1.09	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	4.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2045 R6 Class - 06-46Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,420	$63,397	3,580
Receivables: investments sold	157
Payables: investments purchased	-
Net assets	$71,577

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,577	51,344	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$71,577	51,344

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,361
Mortality & expense charges			(747)
Net investment income (loss)			614

Gain (loss) on investments:
Net realized gain (loss)			33
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,701
Net gain (loss)			9,734

Increase (decrease) in net assets from operations			$10,348

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$614	$794
Net realized gain (loss)		33	(32)
Realized gain distributions		-	4,320
Net change in unrealized appreciation (depreciation)		9,701	(1,678)

Increase (decrease) in net assets from operations		10,348	3,404

Contract owner transactions:
Proceeds from units sold		10,665	49,276
Cost of units redeemed		(6)	(1,985)
Account charges		(62)	(63)
Increase (decrease)		10,597	47,228
Net increase (decrease)		20,945	50,632
Net assets, beginning		50,632	-
Net assets, ending		$71,577	$50,632

Units sold		8,657	44,937
Units redeemed		(362)	(1,888)
Net increase (decrease)		8,295	43,049
Units outstanding, beginning		43,049	-
Units outstanding, ending		51,344	43,049

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$59,942
Cost of units redeemed/account charges			(2,135)
Net investment income (loss)			1,425
Net realized gain (loss)			2
Realized gain distributions			4,320
Net change in unrealized appreciation (depreciation)			8,023
Net assets			$71,577
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	51	$72	1.25%	18.5%	12/31/2023	$1.41	0	$0	1.00%	18.8%	12/31/2023	$1.42	0	$0	0.75%	19.1%
12/31/2022	1.18	43	51	1.25%	-19.1%	12/31/2022	1.19	0	0	1.00%	-18.9%	12/31/2022	1.20	0	0	0.75%	-18.7%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.5%	12/31/2020	1.26	0	0	0.75%	14.8%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	19.4%	12/31/2023	$1.46	0	$0	0.25%	19.7%	12/31/2023	$1.47	0	$0	0.00%	20.0%
12/31/2022	1.21	0	0	0.50%	-18.5%	12/31/2022	1.22	0	0	0.25%	-18.3%	12/31/2022	1.23	0	0	0.00%	-18.1%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	15.1%	12/31/2020	1.27	0	0	0.25%	15.4%	12/31/2020	1.27	0	0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	3.8%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2050 R6 Class - 06-47C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,433	$33,623	1,843
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$37,431

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,431	26,818	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$37,431	26,818

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$682
Mortality & expense charges			(372)
Net investment income (loss)			310

Gain (loss) on investments:
Net realized gain (loss)			131
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,432
Net gain (loss)			4,563

Increase (decrease) in net assets from operations			$4,873

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$310	$296
Net realized gain (loss)		131	-
Realized gain distributions		-	1,408
Net change in unrealized appreciation (depreciation)		4,432	(622)

Increase (decrease) in net assets from operations		4,873	1,082

Contract owner transactions:
Proceeds from units sold		17,187	16,783
Cost of units redeemed		(2,344)	-
Account charges		(108)	(42)
Increase (decrease)		14,735	16,741
Net increase (decrease)		19,608	17,823
Net assets, beginning		17,823	-
Net assets, ending		$37,431	$17,823

Units sold		13,985	15,224
Units redeemed		(2,354)	(37)
Net increase (decrease)		11,631	15,187
Units outstanding, beginning		15,187	-
Units outstanding, ending		26,818	15,187

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$33,970
Cost of units redeemed/account charges			(2,494)
Net investment income (loss)			606
Net realized gain (loss)			131
Realized gain distributions			1,408
Net change in unrealized appreciation (depreciation)			3,810
Net assets			$37,431
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	27	$37	1.25%	18.9%	12/31/2023	$1.41	0	$0	1.00%	19.2%	12/31/2023	$1.43	0	$0	0.75%	19.5%
12/31/2022	1.17	15	18	1.25%	-19.2%	12/31/2022	1.18	0	0	1.00%	-19.0%	12/31/2022	1.19	0	0	0.75%	-18.8%
12/31/2021	1.45	0	0	1.25%	16.1%	12/31/2021	1.46	0	0	1.00%	16.4%	12/31/2021	1.47	0	0	0.75%	16.7%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.4%	12/31/2020	1.26	0	0	0.75%	14.7%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	19.8%	12/31/2023	$1.46	0	$0	0.25%	20.1%	12/31/2023	$1.47	0	$0	0.00%	20.4%
12/31/2022	1.20	0	0	0.50%	-18.6%	12/31/2022	1.21	0	0	0.25%	-18.4%	12/31/2022	1.22	0	0	0.00%	-18.2%
12/31/2021	1.48	0	0	0.50%	17.0%	12/31/2021	1.49	0	0	0.25%	17.3%	12/31/2021	1.50	0	0	0.00%	17.6%
12/31/2020	1.26	0	0	0.50%	15.0%	12/31/2020	1.27	0	0	0.25%	15.3%	12/31/2020	1.27	0	0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	3.9%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2055 R6 Class - 06-47F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,181	$23,256	1,072
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$26,183

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,183	18,744	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$26,183	18,744

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$475
Mortality & expense charges			(249)
Net investment income (loss)			226

Gain (loss) on investments:
Net realized gain (loss)			12
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,248
Net gain (loss)			3,260

Increase (decrease) in net assets from operations			$3,486

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$226	$230
Net realized gain (loss)		12	1
Realized gain distributions		-	1,092
Net change in unrealized appreciation (depreciation)		3,248	(323)

Increase (decrease) in net assets from operations		3,486	1,000

Contract owner transactions:
Proceeds from units sold		8,107	13,644
Cost of units redeemed		(3)	-
Account charges		(19)	(32)
Increase (decrease)		8,085	13,612
Net increase (decrease)		11,571	14,612
Net assets, beginning		14,612	-
Net assets, ending		$26,183	$14,612

Units sold		6,457	12,459
Units redeemed		(144)	(28)
Net increase (decrease)		6,313	12,431
Units outstanding, beginning		12,431	-
Units outstanding, ending		18,744	12,431

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$21,751
Cost of units redeemed/account charges			(54)
Net investment income (loss)			456
Net realized gain (loss)			13
Realized gain distributions			1,092
Net change in unrealized appreciation (depreciation)			2,925
Net assets			$26,183
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	19	$26	1.25%	18.8%	12/31/2023	$1.41	0	$0	1.00%	19.1%	12/31/2023	$1.43	0	$0	0.75%	19.4%
12/31/2022	1.18	12	15	1.25%	-19.2%	12/31/2022	1.19	0	0	1.00%	-19.0%	12/31/2022	1.20	0	0	0.75%	-18.8%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.2%	12/31/2020	1.26	0	0	1.00%	14.4%	12/31/2020	1.26	0	0	0.75%	14.7%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	19.7%	12/31/2023	$1.46	0	$0	0.25%	20.0%	12/31/2023	$1.47	0	$0	0.00%	20.3%
12/31/2022	1.21	0	0	0.50%	-18.6%	12/31/2022	1.22	0	0	0.25%	-18.4%	12/31/2022	1.23	0	0	0.00%	-18.2%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	15.0%	12/31/2020	1.27	0	0	0.25%	15.3%	12/31/2020	1.27	0	0	0.00%	15.6%
12/31/2019	1.10	0	0	0.50%	9.9%	12/31/2019	1.10	0	0	0.25%	10.0%	12/31/2019	1.10	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	3.8%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2060 R6 Class - 06-47G

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,049	$16,418	876
Receivables: investments sold	28
Payables: investments purchased	-
Net assets	$18,077

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$18,077	12,958	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.47
Total	$18,077	12,958

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$324
Mortality & expense charges			(149)
Net investment income (loss)			175

Gain (loss) on investments:
Net realized gain (loss)			86
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,699
Net gain (loss)			1,785

Increase (decrease) in net assets from operations			$1,960

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$175	$57
Net realized gain (loss)		86	-
Realized gain distributions		-	155
Net change in unrealized appreciation (depreciation)		1,699	(68)

Increase (decrease) in net assets from operations		1,960	144

Contract owner transactions:
Proceeds from units sold		13,359	3,518
Cost of units redeemed		(852)	-
Account charges		(21)	(31)
Increase (decrease)		12,486	3,487
Net increase (decrease)		14,446	3,631
Net assets, beginning		3,631	-
Net assets, ending		$18,077	$3,631

Units sold		10,813	3,118
Units redeemed		(946)	(27)
Net increase (decrease)		9,867	3,091
Units outstanding, beginning		3,091	-
Units outstanding, ending		12,958	3,091

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,877
Cost of units redeemed/account charges			(904)
Net investment income (loss)			232
Net realized gain (loss)			86
Realized gain distributions			155
Net change in unrealized appreciation (depreciation)			1,631
Net assets			$18,077
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	13	$18	1.25%	18.8%	12/31/2023	$1.41	0	$0	1.00%	19.1%	12/31/2023	$1.43	0	$0	0.75%	19.4%
12/31/2022	1.17	3	4	1.25%	-19.1%	12/31/2022	1.18	0	0	1.00%	-18.9%	12/31/2022	1.19	0	0	0.75%	-18.7%
12/31/2021	1.45	0	0	1.25%	16.2%	12/31/2021	1.46	0	0	1.00%	16.5%	12/31/2021	1.47	0	0	0.75%	16.8%
12/31/2020	1.25	0	0	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%
12/31/2019	1.10	0	0	1.25%	9.6%	12/31/2019	1.10	0	0	1.00%	9.7%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	19.7%	12/31/2023	$1.46	0	$0	0.25%	19.9%	12/31/2023	$1.47	0	$0	0.00%	20.2%
12/31/2022	1.20	0	0	0.50%	-18.5%	12/31/2022	1.21	0	0	0.25%	-18.3%	12/31/2022	1.22	0	0	0.00%	-18.1%
12/31/2021	1.48	0	0	0.50%	17.1%	12/31/2021	1.49	0	0	0.25%	17.4%	12/31/2021	1.50	0	0	0.00%	17.7%
12/31/2020	1.26	0	0	0.50%	14.9%	12/31/2020	1.27	0	0	0.25%	15.2%	12/31/2020	1.27	0	0	0.00%	15.5%
12/31/2019	1.10	0	0	0.50%	9.8%	12/31/2019	1.10	0	0	0.25%	9.9%	12/31/2019	1.10	0	0	0.00%	10.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	3.6%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Global Bond Opps R6 Class - 06-4GH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$190,444	$202,374	19,644
Receivables: investments sold	700
Payables: investments purchased	-
Net assets	$191,144

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$191,144	183,231	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$191,144	183,231

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,574
Mortality & expense charges			(2,254)
Net investment income (loss)			5,320

Gain (loss) on investments:
Net realized gain (loss)			(1,379)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,117
Net gain (loss)			4,738

Increase (decrease) in net assets from operations			$10,058

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,320	$4,126
Net realized gain (loss)		(1,379)	(466)
Realized gain distributions		-	40
Net change in unrealized appreciation (depreciation)		6,117	(15,848)

Increase (decrease) in net assets from operations		10,058	(12,148)

Contract owner transactions:
Proceeds from units sold		19,384	17,291
Cost of units redeemed		(10,942)	(7,603)
Account charges		(21)	(3)
Increase (decrease)		8,421	9,685
Net increase (decrease)		18,479	(2,463)
Net assets, beginning		172,665	175,128
Net assets, ending		$191,144	$172,665

Units sold		19,301	17,409
Units redeemed		(10,986)	(7,382)
Net increase (decrease)		8,315	10,027
Units outstanding, beginning		174,916	164,889
Units outstanding, ending		183,231	174,916

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$260,461
Cost of units redeemed/account charges			(68,358)
Net investment income (loss)			12,541
Net realized gain (loss)			(1,610)
Realized gain distributions			40
Net change in unrealized appreciation (depreciation)			(11,930)
Net assets			$191,144
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	183	$191	1.25%	5.7%	12/31/2023	$1.05	0	$0	1.00%	5.9%	12/31/2023	$1.06	0	$0	0.75%	6.2%
12/31/2022	0.99	175	173	1.25%	-7.1%	12/31/2022	0.99	0	0	1.00%	-6.8%	12/31/2022	1.00	0	0	0.75%	-6.6%
12/31/2021	1.06	165	175	1.25%	0.3%	12/31/2021	1.07	0	0	1.00%	0.5%	12/31/2021	1.07	0	0	0.75%	0.8%
12/31/2020	1.06	23	24	1.25%	5.9%	12/31/2020	1.06	0	0	1.00%	6.2%	12/31/2020	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	6.5%	12/31/2023	$1.09	0	$0	0.25%	6.7%	12/31/2023	$1.10	0	$0	0.00%	7.0%
12/31/2022	1.01	0	0	0.50%	-6.4%	12/31/2022	1.02	0	0	0.25%	-6.1%	12/31/2022	1.02	0	0	0.00%	-5.9%
12/31/2021	1.08	0	0	0.50%	1.0%	12/31/2021	1.08	0	0	0.25%	1.3%	12/31/2021	1.09	0	0	0.00%	1.5%
12/31/2020	1.07	0	0	0.50%	6.7%	12/31/2020	1.07	0	0	0.25%	6.9%	12/31/2020	1.07	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.2%
2022	3.6%
2021	5.1%
2020	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Income R6 Class - 06-4GJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$397,855	$391,531	47,690
Receivables: investments sold	357
Payables: investments purchased	-
Net assets	$398,212

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$398,212	400,687	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$398,212	400,687

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,885
Mortality & expense charges			(2,510)
Net investment income (loss)			8,375

Gain (loss) on investments:
Net realized gain (loss)			(3,275)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,167
Net gain (loss)			7,892

Increase (decrease) in net assets from operations			$16,267

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,375	$1,436
Net realized gain (loss)		(3,275)	(109)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,167	(4,813)

Increase (decrease) in net assets from operations		16,267	(3,486)

Contract owner transactions:
Proceeds from units sold		583,795	137,185
Cost of units redeemed		(293,771)	(44,996)
Account charges		(776)	(42)
Increase (decrease)		289,248	92,147
Net increase (decrease)		305,515	88,661
Net assets, beginning		92,697	4,036
Net assets, ending		$398,212	$92,697

Units sold		611,256	142,348
Units redeemed		(309,291)	(47,515)
Net increase (decrease)		301,965	94,833
Units outstanding, beginning		98,722	3,889
Units outstanding, ending		400,687	98,722

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$730,486
Cost of units redeemed/account charges			(345,077)
Net investment income (loss)			9,857
Net realized gain (loss)			(3,378)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,324
Net assets			$398,212
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	401	$398	1.25%	5.8%	12/31/2023	$1.00	0	$0	1.00%	6.1%	12/31/2023	$1.01	0	$0	0.75%	6.4%
12/31/2022	0.94	99	93	1.25%	-9.5%	12/31/2022	0.95	0	0	1.00%	-9.3%	12/31/2022	0.95	0	0	0.75%	-9.1%
12/31/2021	1.04	4	4	1.25%	2.3%	12/31/2021	1.04	0	0	1.00%	2.5%	12/31/2021	1.05	0	0	0.75%	2.8%
12/31/2020	1.01	0	0	1.25%	1.5%	12/31/2020	1.02	0	0	1.00%	1.7%	12/31/2020	1.02	0	0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	6.6%	12/31/2023	$1.03	0	$0	0.25%	6.9%	12/31/2023	$1.04	0	$0	0.00%	7.2%
12/31/2022	0.96	0	0	0.50%	-8.8%	12/31/2022	0.97	0	0	0.25%	-8.6%	12/31/2022	0.97	0	0	0.00%	-8.4%
12/31/2021	1.05	0	0	0.50%	3.0%	12/31/2021	1.06	0	0	0.25%	3.3%	12/31/2021	1.06	0	0	0.00%	3.6%
12/31/2020	1.02	0	0	0.50%	2.2%	12/31/2020	1.02	0	0	0.25%	2.4%	12/31/2020	1.03	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	3.9%
2021	3.4%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Sm Cap Equity I Inst Class - 06-4MR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,343	$59,239	1,161
Receivables: investments sold	-
Payables: investments purchased	(591)
Net assets	$62,752

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,752	39,393	$1.59
Band 100	-	-	1.61
Band 75	-	-	1.62
Band 50	-	-	1.64
Band 25	-	-	1.65
Band 0	-	-	1.67
Total	$62,752	39,393

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$479
Mortality & expense charges			(195)
Net investment income (loss)			284

Gain (loss) on investments:
Net realized gain (loss)			235
Realized gain distributions			1,926
Net change in unrealized appreciation (depreciation)			4,104
Net gain (loss)			6,265

Increase (decrease) in net assets from operations			$6,549

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$284	$-
Net realized gain (loss)		235	-
Realized gain distributions		1,926	-
Net change in unrealized appreciation (depreciation)		4,104	-

Increase (decrease) in net assets from operations		6,549	-

Contract owner transactions:
Proceeds from units sold		69,420	-
Cost of units redeemed		(13,183)	-
Account charges		(34)	-
Increase (decrease)		56,203	-
Net increase (decrease)		62,752	-
Net assets, beginning		-	-
Net assets, ending		$62,752	$-

Units sold		48,138	-
Units redeemed		(8,745)	-
Net increase (decrease)		39,393	-
Units outstanding, beginning		-	-
Units outstanding, ending		39,393	-

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$69,420
Cost of units redeemed/account charges			(13,217)
Net investment income (loss)			284
Net realized gain (loss)			235
Realized gain distributions			1,926
Net change in unrealized appreciation (depreciation)			4,104
Net assets			$62,752
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	39	$63	1.25%	10.5%	12/31/2023	$1.61	0	$0	1.00%	10.8%	12/31/2023	$1.62	0	$0	0.75%	11.1%
12/31/2022	1.44	0	0	1.25%	-17.1%	12/31/2022	1.45	0	0	1.00%	-16.9%	12/31/2022	1.46	0	0	0.75%	-16.7%
12/31/2021	1.74	0	0	1.25%	14.6%	12/31/2021	1.75	0	0	1.00%	14.9%	12/31/2021	1.75	0	0	0.75%	15.1%
12/31/2020	1.52	0	0	1.25%	51.8%	12/31/2020	1.52	0	0	1.00%	52.1%	12/31/2020	1.52	0	0	0.75%	52.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	0	$0	0.50%	11.3%	12/31/2023	$1.65	0	$0	0.25%	11.6%	12/31/2023	$1.67	0	$0	0.00%	11.9%
12/31/2022	1.47	0	0	0.50%	-16.5%	12/31/2022	1.48	0	0	0.25%	-16.3%	12/31/2022	1.49	0	0	0.00%	-16.1%
12/31/2021	1.76	0	0	0.50%	15.4%	12/31/2021	1.77	0	0	0.25%	15.7%	12/31/2021	1.78	0	0	0.00%	16.0%
12/31/2020	1.53	0	0	0.50%	52.5%	12/31/2020	1.53	0	0	0.25%	52.8%	12/31/2020	1.53	0	0	0.00%	53.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan US Equity R6 Class - 06-4TC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,090,960	$6,854,792	379,593
Receivables: investments sold	24,752
Payables: investments purchased	-
Net assets	$8,115,712

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,115,712	6,615,981	$1.23
Band 100	-	-	1.24
Band 75	-	-	1.24
Band 50	-	-	1.25
Band 25	-	-	1.26
Band 0	-	-	1.27
Total	$8,115,712	6,615,981

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$81,494
Mortality & expense charges			(82,027)
Net investment income (loss)			(533)

Gain (loss) on investments:
Net realized gain (loss)			(26,368)
Realized gain distributions			86,627
Net change in unrealized appreciation (depreciation)			1,449,281
Net gain (loss)			1,509,540

Increase (decrease) in net assets from operations			$1,509,007

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(533)	$598
Net realized gain (loss)		(26,368)	(89,519)
Realized gain distributions		86,627	44,710
Net change in unrealized appreciation (depreciation)		1,449,281	(132,371)

Increase (decrease) in net assets from operations		1,509,007	(176,582)

Contract owner transactions:
Proceeds from units sold		5,731,645	1,135,444
Cost of units redeemed		(542,005)	(631,570)
Account charges		(3,421)	(881)
Increase (decrease)		5,186,219	502,993
Net increase (decrease)		6,695,226	326,411
Net assets, beginning		1,420,486	1,094,075
Net assets, ending		$8,115,712	$1,420,486

Units sold		5,654,667	1,142,443
Units redeemed		(495,150)	(585,944)
Net increase (decrease)		5,159,517	556,499
Units outstanding, beginning		1,456,464	899,965
Units outstanding, ending		6,615,981	1,456,464

* Date of Fund Inception into Variable Account: 2 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,928,632
Cost of units redeemed/account charges			(2,154,891)
Net investment income (loss)			635
Net realized gain (loss)			(115,991)
Realized gain distributions			221,159
Net change in unrealized appreciation (depreciation)			1,236,168
Net assets			$8,115,712
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	6,616	$8,116	1.25%	25.8%	12/31/2023	$1.24	0	$0	1.00%	26.1%	12/31/2023	$1.24	0	$0	0.75%	26.4%
12/31/2022	0.98	1,456	1,420	1.25%	-19.8%	12/31/2022	0.98	0	0	1.00%	-19.6%	12/31/2022	0.98	0	0	0.75%	-19.4%
12/31/2021	1.22	900	1,094	1.25%	21.6%	12/31/2021	1.22	0	0	1.00%	21.8%	12/31/2021	1.22	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	26.7%	12/31/2023	$1.26	0	$0	0.25%	27.0%	12/31/2023	$1.27	0	$0	0.00%	27.4%
12/31/2022	0.99	0	0	0.50%	-19.2%	12/31/2022	0.99	0	0	0.25%	-19.0%	12/31/2022	1.00	0	0	0.00%	-18.8%
12/31/2021	1.22	0	0	0.50%	22.4%	12/31/2021	1.23	0	0	0.25%	22.6%	12/31/2021	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.0%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Equity Income Fund R4 Class - 06-FXX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$113,098	$110,342	4,934
Receivables: investments sold	201
Payables: investments purchased	-
Net assets	$113,299

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,868	42,978	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	42,431	23,718	1.79
Total	$113,299	66,696

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,001
Mortality & expense charges			(2,635)
Net investment income (loss)			2,366

Gain (loss) on investments:
Net realized gain (loss)			(871)
Realized gain distributions			786
Net change in unrealized appreciation (depreciation)			9,485
Net gain (loss)			9,400

Increase (decrease) in net assets from operations			$11,766

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,366	$1,362
Net realized gain (loss)		(871)	125,593
Realized gain distributions		786	7,282
Net change in unrealized appreciation (depreciation)		9,485	(250,201)

Increase (decrease) in net assets from operations		11,766	(115,964)

Contract owner transactions:
Proceeds from units sold		82,259	217,376
Cost of units redeemed		(394,174)	(2,532,684)
Account charges		(48)	(2,489)
Increase (decrease)		(311,963)	(2,317,797)
Net increase (decrease)		(300,197)	(2,433,761)
Net assets, beginning		413,496	2,847,257
Net assets, ending		$113,299	$413,496

Units sold		52,416	151,598
Units redeemed		(243,635)	(1,623,306)
Net increase (decrease)		(191,219)	(1,471,708)
Units outstanding, beginning		257,915	1,729,623
Units outstanding, ending		66,696	257,915

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,520,928
Cost of units redeemed/account charges			(39,593,953)
Net investment income (loss)			82,323
Net realized gain (loss)			5,033,049
Realized gain distributions			68,196
Net change in unrealized appreciation (depreciation)			2,756
Net assets			$113,299
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	43	$71	1.25%	3.4%	12/31/2023	$1.68	0	$0	1.00%	3.7%	12/31/2023	$1.70	0	$0	0.75%	4.0%
12/31/2022	1.59	237	378	1.25%	-3.1%	12/31/2022	1.62	0	0	1.00%	-2.9%	12/31/2022	1.64	0	0	0.75%	-2.6%
12/31/2021	1.65	1,711	2,814	1.25%	23.6%	12/31/2021	1.66	0	0	1.00%	23.9%	12/31/2021	1.68	0	0	0.75%	24.2%
12/31/2020	1.33	194	259	1.25%	2.3%	12/31/2020	1.34	0	0	1.00%	2.6%	12/31/2020	1.35	0	0	0.75%	2.8%
12/31/2019	1.30	167	218	1.25%	24.7%	12/31/2019	1.31	0	0	1.00%	25.0%	12/31/2019	1.32	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	4.2%	12/31/2023	$1.76	0	$0	0.25%	4.5%	12/31/2023	$1.79	24	$42	0.00%	4.7%
12/31/2022	1.66	0	0	0.50%	-2.4%	12/31/2022	1.68	0	0	0.25%	-2.1%	12/31/2022	1.71	21	35	0.00%	-1.9%
12/31/2021	1.70	0	0	0.50%	24.5%	12/31/2021	1.72	0	0	0.25%	24.8%	12/31/2021	1.74	19	33	0.00%	25.1%
12/31/2020	1.37	0	0	0.50%	3.1%	12/31/2020	1.38	0	0	0.25%	3.4%	12/31/2020	1.39	16	22	0.00%	3.6%
12/31/2019	1.33	0	0	0.50%	25.7%	12/31/2019	1.33	0	0	0.25%	26.0%	12/31/2019	1.34	0	0	0.00%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	0.7%
2021	23.4%
2020	1.8%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Equity Income Fund R6 Class - 06-FXY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$59,550,408	$57,052,051	2,601,241
Receivables: investments sold	226,122
Payables: investments purchased	-
Net assets	$59,776,530

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,776,530	35,644,962	$1.68
Band 100	-	-	1.70
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$59,776,530	35,644,962

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,321,717
Mortality & expense charges			(686,888)
Net investment income (loss)			634,829

Gain (loss) on investments:
Net realized gain (loss)			84,141
Realized gain distributions			416,752
Net change in unrealized appreciation (depreciation)			1,075,941
Net gain (loss)			1,576,834

Increase (decrease) in net assets from operations			$2,211,663

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$634,829	$511,546
Net realized gain (loss)		84,141	575,239
Realized gain distributions		416,752	930,426
Net change in unrealized appreciation (depreciation)		1,075,941	(3,596,318)

Increase (decrease) in net assets from operations		2,211,663	(1,579,107)

Contract owner transactions:
Proceeds from units sold		12,135,149	15,033,258
Cost of units redeemed		(8,282,466)	(12,875,248)
Account charges		(142,408)	(144,829)
Increase (decrease)		3,710,275	2,013,181
Net increase (decrease)		5,921,938	434,074
Net assets, beginning		53,854,592	53,420,518
Net assets, ending		$59,776,530	$53,854,592

Units sold		7,803,433	9,537,242
Units redeemed		(5,473,592)	(8,324,428)
Net increase (decrease)		2,329,841	1,212,814
Units outstanding, beginning		33,315,121	32,102,307
Units outstanding, ending		35,644,962	33,315,121

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$85,742,898
Cost of units redeemed/account charges			(33,814,280)
Net investment income (loss)			1,477,993
Net realized gain (loss)			1,441,393
Realized gain distributions			2,430,169
Net change in unrealized appreciation (depreciation)			2,498,357
Net assets			$59,776,530
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	35,645	$59,777	1.25%	3.7%	12/31/2023	$1.70	0	$0	1.00%	4.0%	12/31/2023	$1.73	0	$0	0.75%	4.3%
12/31/2022	1.62	33,315	53,855	1.25%	-2.9%	12/31/2022	1.64	0	0	1.00%	-2.6%	12/31/2022	1.66	0	0	0.75%	-2.4%
12/31/2021	1.66	32,102	53,421	1.25%	23.9%	12/31/2021	1.68	0	0	1.00%	24.2%	12/31/2021	1.70	0	0	0.75%	24.5%
12/31/2020	1.34	10,078	13,537	1.25%	2.6%	12/31/2020	1.36	0	0	1.00%	2.8%	12/31/2020	1.37	0	0	0.75%	3.1%
12/31/2019	1.31	7,075	9,264	1.25%	25.0%	12/31/2019	1.32	0	0	1.00%	25.3%	12/31/2019	1.33	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	0.50%	4.5%	12/31/2023	$1.79	0	$0	0.25%	4.8%	12/31/2023	$1.82	0	$0	0.00%	5.0%
12/31/2022	1.68	0	0	0.50%	-2.1%	12/31/2022	1.71	0	0	0.25%	-1.9%	12/31/2022	1.73	0	0	0.00%	-1.6%
12/31/2021	1.72	0	0	0.50%	24.8%	12/31/2021	1.74	0	0	0.25%	25.1%	12/31/2021	1.76	0	0	0.00%	25.4%
12/31/2020	1.38	0	0	0.50%	3.4%	12/31/2020	1.39	0	0	0.25%	3.6%	12/31/2020	1.40	0	0	0.00%	3.9%
12/31/2019	1.33	0	0	0.50%	26.0%	12/31/2019	1.34	0	0	0.25%	26.3%	12/31/2019	1.35	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	2.2%
2021	1.4%
2020	2.1%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan Core Bond R6 Retirement Class - 06-6HY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$689,329	$668,452	70,173
Receivables: investments sold	34,164
Payables: investments purchased	-
Net assets	$723,493

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$723,493	678,194	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.08
Band 0	-	-	1.08
Total	$723,493	678,194

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,610
Mortality & expense charges			(1,564)
Net investment income (loss)			5,046

Gain (loss) on investments:
Net realized gain (loss)			(341)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,877
Net gain (loss)			20,536

Increase (decrease) in net assets from operations			$25,582

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,046	$-
Net realized gain (loss)		(341)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,877	-

Increase (decrease) in net assets from operations		25,582	-

Contract owner transactions:
Proceeds from units sold		767,835	-
Cost of units redeemed		(69,681)	-
Account charges		(243)	-
Increase (decrease)		697,911	-
Net increase (decrease)		723,493	-
Net assets, beginning		-	-
Net assets, ending		$723,493	$-

Units sold		747,820	-
Units redeemed		(69,626)	-
Net increase (decrease)		678,194	-
Units outstanding, beginning		-	-
Units outstanding, ending		678,194	-

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$767,835
Cost of units redeemed/account charges			(69,924)
Net investment income (loss)			5,046
Net realized gain (loss)			(341)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,877
Net assets			$723,493
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	678	$723	1.25%	4.5%	12/31/2023	$1.07	0	$0	1.00%	4.8%	12/31/2023	$1.07	0	$0	0.75%	5.1%
12/31/2022	1.02	0	0	1.25%	2.1%	12/31/2022	1.02	0	0	1.00%	2.1%	12/31/2022	1.02	0	0	0.75%	2.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	5.3%	12/31/2023	$1.08	0	$0	0.25%	5.6%	12/31/2023	$1.08	0	$0	0.00%	5.8%
12/31/2022	1.02	0	0	0.50%	2.2%	12/31/2022	1.02	0	0	0.25%	2.3%	12/31/2022	1.02	0	0	0.00%	2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRet Blnd 2065 R4 Retirement Class - 06-6RF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	1.25%	9.1%	12/31/2023	$1.09	0	$0	1.00%	9.2%	12/31/2023	$1.09	0	$0	0.75%	9.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	9.3%	12/31/2023	$1.09	0	$0	0.25%	9.4%	12/31/2023	$1.09	0	$0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRet Blnd 2065 R6 Retirement Class - 06-6R9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,538	$2,521	139
Receivables: investments sold	-
Payables: investments purchased	(27)
Net assets	$2,511

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,511	2,299	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$2,511	2,299

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$37
Mortality & expense charges			(1)
Net investment income (loss)			36

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17
Net gain (loss)			17

Increase (decrease) in net assets from operations			$53

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$36	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		17	-

Increase (decrease) in net assets from operations		53	-

Contract owner transactions:
Proceeds from units sold		2,486	-
Cost of units redeemed		-	-
Account charges		(28)	-
Increase (decrease)		2,458	-
Net increase (decrease)		2,511	-
Net assets, beginning		-	-
Net assets, ending		$2,511	$-

Units sold		2,325	-
Units redeemed		(26)	-
Net increase (decrease)		2,299	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,299	-

* Date of Fund Inception into Variable Account: 9 /22 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,486
Cost of units redeemed/account charges			(28)
Net investment income (loss)			36
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17
Net assets			$2,511
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	2	$3	1.25%	9.2%	12/31/2023	$1.09	0	$0	1.00%	9.3%	12/31/2023	$1.09	0	$0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	9.4%	12/31/2023	$1.10	0	$0	0.25%	9.5%	12/31/2023	$1.10	0	$0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust JPMorgan SmartRetire 2065 R6 Retirement Class - 06-6RC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	1.25%	9.5%	12/31/2023	$1.10	0	$0	1.00%	9.6%	12/31/2023	$1.10	0	$0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	9.7%	12/31/2023	$1.10	0	$0	0.25%	9.8%	12/31/2023	$1.10	0	$0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Lg Gr Institutional Class - 06-FRR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$182,390	$159,093	11,091
Receivables: investments sold	67
Payables: investments purchased	-
Net assets	$182,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$182,457	94,324	$1.93
Band 100	-	-	1.97
Band 75	-	-	2.00
Band 50	-	-	2.03
Band 25	-	-	2.06
Band 0	-	-	2.10
Total	$182,457	94,324

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$265
Mortality & expense charges			(1,961)
Net investment income (loss)			(1,696)

Gain (loss) on investments:
Net realized gain (loss)			146
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49,552
Net gain (loss)			49,698

Increase (decrease) in net assets from operations			$48,002

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,696)	$(1,751)
Net realized gain (loss)		146	(39)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		49,552	(57,651)

Increase (decrease) in net assets from operations		48,002	(59,441)

Contract owner transactions:
Proceeds from units sold		6,949	7,619
Cost of units redeemed		(1,676)	1
Account charges		(2)	(1)
Increase (decrease)		5,271	7,619
Net increase (decrease)		53,273	(51,822)
Net assets, beginning		129,184	181,006
Net assets, ending		$182,457	$129,184

Units sold		4,123	4,743
Units redeemed		(903)	(1)
Net increase (decrease)		3,220	4,742
Units outstanding, beginning		91,104	86,362
Units outstanding, ending		94,324	91,104

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$134,230
Cost of units redeemed/account charges			(1,741)
Net investment income (loss)			(6,983)
Net realized gain (loss)			628
Realized gain distributions			33,026
Net change in unrealized appreciation (depreciation)			23,297
Net assets			$182,457
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	94	$182	1.25%	36.4%	12/31/2023	$1.97	0	$0	1.00%	36.8%	12/31/2023	$2.00	0	$0	0.75%	37.1%
12/31/2022	1.42	91	129	1.25%	-32.3%	12/31/2022	1.44	0	0	1.00%	-32.2%	12/31/2022	1.46	0	0	0.75%	-32.0%
12/31/2021	2.10	86	181	1.25%	17.9%	12/31/2021	2.12	0	0	1.00%	18.2%	12/31/2021	2.14	0	0	0.75%	18.5%
12/31/2020	1.78	83	148	1.25%	32.2%	12/31/2020	1.79	0	0	1.00%	32.5%	12/31/2020	1.81	0	0	0.75%	32.8%
12/31/2019	1.35	48	64	1.25%	29.1%	12/31/2019	1.35	0	0	1.00%	29.4%	12/31/2019	1.36	0	0	0.75%	29.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.03	0	$0	0.50%	37.4%	12/31/2023	$2.06	0	$0	0.25%	37.8%	12/31/2023	$2.10	0	$0	0.00%	38.1%
12/31/2022	1.48	0	0	0.50%	-31.8%	12/31/2022	1.50	0	0	0.25%	-31.7%	12/31/2022	1.52	0	0	0.00%	-31.5%
12/31/2021	2.17	0	0	0.50%	18.8%	12/31/2021	2.19	0	0	0.25%	19.1%	12/31/2021	2.22	0	0	0.00%	19.4%
12/31/2020	1.83	0	0	0.50%	33.2%	12/31/2020	1.84	0	0	0.25%	33.5%	12/31/2020	1.86	0	0	0.00%	33.8%
12/31/2019	1.37	0	0	0.50%	30.0%	12/31/2019	1.38	0	0	0.25%	30.4%	12/31/2019	1.39	0	0	0.00%	30.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Lg Val Institutional Class - 06-FRT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$872,253	$743,719	56,058
Receivables: investments sold	576
Payables: investments purchased	-
Net assets	$872,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$872,829	535,595	$1.63
Band 100	-	-	1.66
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$872,829	535,595

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,564
Mortality & expense charges			(10,006)
Net investment income (loss)			558

Gain (loss) on investments:
Net realized gain (loss)			4,462
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			99,474
Net gain (loss)			103,936

Increase (decrease) in net assets from operations			$104,494

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$558	$230
Net realized gain (loss)		4,462	2,618
Realized gain distributions		-	33,124
Net change in unrealized appreciation (depreciation)		99,474	(110,593)

Increase (decrease) in net assets from operations		104,494	(74,621)

Contract owner transactions:
Proceeds from units sold		53,765	55,578
Cost of units redeemed		(50,116)	(19,444)
Account charges		(230)	(374)
Increase (decrease)		3,419	35,760
Net increase (decrease)		107,913	(38,861)
Net assets, beginning		764,916	803,777
Net assets, ending		$872,829	$764,916

Units sold		36,027	42,233
Units redeemed		(33,388)	(17,781)
Net increase (decrease)		2,639	24,452
Units outstanding, beginning		532,956	508,504
Units outstanding, ending		535,595	532,956

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,077,860
Cost of units redeemed/account charges			(504,097)
Net investment income (loss)			1,262
Net realized gain (loss)			66,448
Realized gain distributions			102,822
Net change in unrealized appreciation (depreciation)			128,534
Net assets			$872,829
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	536	$873	1.25%	13.5%	12/31/2023	$1.66	0	$0	1.00%	13.8%	12/31/2023	$1.68	0	$0	0.75%	14.1%
12/31/2022	1.44	533	765	1.25%	-9.2%	12/31/2022	1.46	0	0	1.00%	-9.0%	12/31/2022	1.48	0	0	0.75%	-8.7%
12/31/2021	1.58	509	804	1.25%	27.2%	12/31/2021	1.60	0	0	1.00%	27.5%	12/31/2021	1.62	0	0	0.75%	27.9%
12/31/2020	1.24	521	647	1.25%	-1.5%	12/31/2020	1.25	0	0	1.00%	-1.3%	12/31/2020	1.26	0	0	0.75%	-1.0%
12/31/2019	1.26	470	593	1.25%	26.8%	12/31/2019	1.27	0	0	1.00%	27.2%	12/31/2019	1.28	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	0	$0	0.50%	14.4%	12/31/2023	$1.74	0	$0	0.25%	14.7%	12/31/2023	$1.77	0	$0	0.00%	15.0%
12/31/2022	1.50	0	0	0.50%	-8.5%	12/31/2022	1.52	0	0	0.25%	-8.3%	12/31/2022	1.54	0	0	0.00%	-8.1%
12/31/2021	1.64	0	0	0.50%	28.2%	12/31/2021	1.65	0	0	0.25%	28.5%	12/31/2021	1.67	0	0	0.00%	28.8%
12/31/2020	1.28	0	0	0.50%	-0.8%	12/31/2020	1.29	0	0	0.25%	-0.5%	12/31/2020	1.30	0	0	0.00%	-0.3%
12/31/2019	1.29	0	0	0.50%	27.8%	12/31/2019	1.29	0	0	0.25%	28.1%	12/31/2019	1.30	0	0	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.2%
2021	0.9%
2020	1.3%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights Of Columbus Small Cap Institutional Class - 06-FRV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$616,279	$582,514	49,613
Receivables: investments sold	418
Payables: investments purchased	-
Net assets	$616,697

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$616,697	441,545	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$616,697	441,545

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,242
Mortality & expense charges			(7,483)
Net investment income (loss)			(2,241)

Gain (loss) on investments:
Net realized gain (loss)			(26)
Realized gain distributions			7,588
Net change in unrealized appreciation (depreciation)			77,777
Net gain (loss)			85,339

Increase (decrease) in net assets from operations			$83,098

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,241)	$(3,492)
Net realized gain (loss)		(26)	320
Realized gain distributions		7,588	4,596
Net change in unrealized appreciation (depreciation)		77,777	(154,006)

Increase (decrease) in net assets from operations		83,098	(152,582)

Contract owner transactions:
Proceeds from units sold		39,707	40,569
Cost of units redeemed		(81,708)	(17,450)
Account charges		(153)	(397)
Increase (decrease)		(42,154)	22,722
Net increase (decrease)		40,944	(129,860)
Net assets, beginning		575,753	705,613
Net assets, ending		$616,697	$575,753

Units sold		31,052	31,465
Units redeemed		(62,746)	(13,737)
Net increase (decrease)		(31,694)	17,728
Units outstanding, beginning		473,239	455,511
Units outstanding, ending		441,545	473,239

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$805,834
Cost of units redeemed/account charges			(335,804)
Net investment income (loss)			(31,591)
Net realized gain (loss)			(4,409)
Realized gain distributions			148,902
Net change in unrealized appreciation (depreciation)			33,765
Net assets			$616,697
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	442	$617	1.25%	14.8%	12/31/2023	$1.42	0	$0	1.00%	15.1%	12/31/2023	$1.44	0	$0	0.75%	15.4%
12/31/2022	1.22	473	576	1.25%	-21.5%	12/31/2022	1.23	0	0	1.00%	-21.3%	12/31/2022	1.25	0	0	0.75%	-21.1%
12/31/2021	1.55	456	706	1.25%	22.3%	12/31/2021	1.57	0	0	1.00%	22.6%	12/31/2021	1.58	0	0	0.75%	22.9%
12/31/2020	1.27	460	583	1.25%	12.2%	12/31/2020	1.28	0	0	1.00%	12.5%	12/31/2020	1.29	0	0	0.75%	12.8%
12/31/2019	1.13	434	490	1.25%	22.6%	12/31/2019	1.14	0	0	1.00%	23.0%	12/31/2019	1.14	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	15.7%	12/31/2023	$1.49	0	$0	0.25%	15.9%	12/31/2023	$1.52	0	$0	0.00%	16.2%
12/31/2022	1.27	0	0	0.50%	-20.9%	12/31/2022	1.29	0	0	0.25%	-20.7%	12/31/2022	1.30	0	0	0.00%	-20.5%
12/31/2021	1.60	0	0	0.50%	23.2%	12/31/2021	1.62	0	0	0.25%	23.5%	12/31/2021	1.64	0	0	0.00%	23.8%
12/31/2020	1.30	0	0	0.50%	13.1%	12/31/2020	1.31	0	0	0.25%	13.4%	12/31/2020	1.32	0	0	0.00%	13.7%
12/31/2019	1.15	0	0	0.50%	23.6%	12/31/2019	1.16	0	0	0.25%	23.9%	12/31/2019	1.17	0	0	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.6%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Core Bond Institutional Class - 06-FRN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$129,163	$148,934	14,702
Receivables: investments sold	68
Payables: investments purchased	-
Net assets	$129,231

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$129,231	132,722	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$129,231	132,722

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,044
Mortality & expense charges			(1,532)
Net investment income (loss)			2,512

Gain (loss) on investments:
Net realized gain (loss)			(476)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,527
Net gain (loss)			2,051

Increase (decrease) in net assets from operations			$4,563

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,512	$1,680
Net realized gain (loss)		(476)	(139)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,527	(21,840)

Increase (decrease) in net assets from operations		4,563	(20,299)

Contract owner transactions:
Proceeds from units sold		8,006	9,879
Cost of units redeemed		(1,427)	(90)
Account charges		(2)	(1)
Increase (decrease)		6,577	9,788
Net increase (decrease)		11,140	(10,511)
Net assets, beginning		118,091	128,602
Net assets, ending		$129,231	$118,091

Units sold		8,464	9,949
Units redeemed		(1,505)	(92)
Net increase (decrease)		6,959	9,857
Units outstanding, beginning		125,763	115,906
Units outstanding, ending		132,722	125,763

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$162,081
Cost of units redeemed/account charges			(20,645)
Net investment income (loss)			7,481
Net realized gain (loss)			(593)
Realized gain distributions			678
Net change in unrealized appreciation (depreciation)			(19,771)
Net assets			$129,231
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	133	$129	1.25%	3.7%	12/31/2023	$0.99	0	$0	1.00%	4.0%	12/31/2023	$1.01	0	$0	0.75%	4.2%
12/31/2022	0.94	126	118	1.25%	-15.4%	12/31/2022	0.95	0	0	1.00%	-15.2%	12/31/2022	0.97	0	0	0.75%	-14.9%
12/31/2021	1.11	116	129	1.25%	-1.8%	12/31/2021	1.12	0	0	1.00%	-1.6%	12/31/2021	1.13	0	0	0.75%	-1.3%
12/31/2020	1.13	109	123	1.25%	5.9%	12/31/2020	1.14	0	0	1.00%	6.1%	12/31/2020	1.15	0	0	0.75%	6.4%
12/31/2019	1.07	67	71	1.25%	8.4%	12/31/2019	1.07	0	0	1.00%	8.7%	12/31/2019	1.08	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	4.5%	12/31/2023	$1.04	0	$0	0.25%	4.7%	12/31/2023	$1.06	0	$0	0.00%	5.0%
12/31/2022	0.98	0	0	0.50%	-14.7%	12/31/2022	0.99	0	0	0.25%	-14.5%	12/31/2022	1.01	0	0	0.00%	-14.3%
12/31/2021	1.15	0	0	0.50%	-1.1%	12/31/2021	1.16	0	0	0.25%	-0.8%	12/31/2021	1.17	0	0	0.00%	-0.6%
12/31/2020	1.16	0	0	0.50%	6.7%	12/31/2020	1.17	0	0	0.25%	6.9%	12/31/2020	1.18	0	0	0.00%	7.2%
12/31/2019	1.09	0	0	0.50%	9.2%	12/31/2019	1.09	0	0	0.25%	9.5%	12/31/2019	1.10	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	2.6%
2021	2.2%
2020	3.2%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Knights of Columbus Intl Eq Institutional Class - 06-FRP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$141,226	$139,625	12,035
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$141,298

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$141,298	110,897	$1.27
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$141,298	110,897

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,672
Mortality & expense charges			(1,591)
Net investment income (loss)			1,081

Gain (loss) on investments:
Net realized gain (loss)			(45)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,704
Net gain (loss)			13,659

Increase (decrease) in net assets from operations			$14,740

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,081	$988
Net realized gain (loss)		(45)	(61)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		13,704	(28,089)

Increase (decrease) in net assets from operations		14,740	(27,162)

Contract owner transactions:
Proceeds from units sold		11,305	10,094
Cost of units redeemed		(17)	(1,758)
Account charges		(7)	(12)
Increase (decrease)		11,281	8,324
Net increase (decrease)		26,021	(18,838)
Net assets, beginning		115,277	134,115
Net assets, ending		$141,298	$115,277

Units sold		9,426	8,576
Units redeemed		(20)	(1,465)
Net increase (decrease)		9,406	7,111
Units outstanding, beginning		101,491	94,380
Units outstanding, ending		110,897	101,491

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$183,848
Cost of units redeemed/account charges			(65,113)
Net investment income (loss)			2,736
Net realized gain (loss)			6,664
Realized gain distributions			11,562
Net change in unrealized appreciation (depreciation)			1,601
Net assets			$141,298
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	111	$141	1.25%	12.2%	12/31/2023	$1.30	0	$0	1.00%	12.5%	12/31/2023	$1.32	0	$0	0.75%	12.7%
12/31/2022	1.14	101	115	1.25%	-20.1%	12/31/2022	1.15	0	0	1.00%	-19.9%	12/31/2022	1.17	0	0	0.75%	-19.7%
12/31/2021	1.42	94	134	1.25%	9.9%	12/31/2021	1.44	0	0	1.00%	10.2%	12/31/2021	1.45	0	0	0.75%	10.5%
12/31/2020	1.29	106	137	1.25%	12.4%	12/31/2020	1.30	0	0	1.00%	12.7%	12/31/2020	1.32	0	0	0.75%	12.9%
12/31/2019	1.15	86	99	1.25%	16.6%	12/31/2019	1.16	0	0	1.00%	16.8%	12/31/2019	1.16	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	13.0%	12/31/2023	$1.36	0	$0	0.25%	13.3%	12/31/2023	$1.38	0	$0	0.00%	13.6%
12/31/2022	1.18	0	0	0.50%	-19.5%	12/31/2022	1.20	0	0	0.25%	-19.3%	12/31/2022	1.22	0	0	0.00%	-19.1%
12/31/2021	1.47	0	0	0.50%	10.8%	12/31/2021	1.49	0	0	0.25%	11.0%	12/31/2021	1.50	0	0	0.00%	11.3%
12/31/2020	1.33	0	0	0.50%	13.2%	12/31/2020	1.34	0	0	0.25%	13.5%	12/31/2020	1.35	0	0	0.00%	13.8%
12/31/2019	1.17	0	0	0.50%	17.4%	12/31/2019	1.18	0	0	0.25%	17.7%	12/31/2019	1.19	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	2.0%
2021	1.4%
2020	1.2%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lazard Dev Mkts Equity Instl Class - 06-4YN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.79
Band 100	-	-	0.79
Band 75	-	-	0.80
Band 50	-	-	0.80
Band 25	-	-	0.81
Band 0	-	-	0.81
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.79	0	$0	1.25%	8.3%	12/31/2023	$0.79	0	$0	1.00%	8.6%	12/31/2023	$0.80	0	$0	0.75%	8.8%
12/31/2022	0.73	0	0	1.25%	-23.6%	12/31/2022	0.73	0	0	1.00%	-23.4%	12/31/2022	0.73	0	0	0.75%	-23.2%
12/31/2021	0.95	0	0	1.25%	-4.6%	12/31/2021	0.95	0	0	1.00%	-4.5%	12/31/2021	0.96	0	0	0.75%	-4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.80	0	$0	0.50%	9.1%	12/31/2023	$0.81	0	$0	0.25%	9.4%	12/31/2023	$0.81	0	$0	0.00%	9.6%
12/31/2022	0.74	0	0	0.50%	-23.0%	12/31/2022	0.74	0	0	0.25%	-22.8%	12/31/2022	0.74	0	0	0.00%	-22.6%
12/31/2021	0.96	0	0	0.50%	-4.4%	12/31/2021	0.96	0	0	0.25%	-4.3%	12/31/2021	0.96	0	0	0.00%	-4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund R3 Class - 06-424

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,573	$46,933	2,776
Receivables: investments sold	-
Payables: investments purchased	(7)
Net assets	$53,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,566	22,143	$2.42
Band 100	-	-	2.48
Band 75	-	-	2.55
Band 50	-	-	2.61
Band 25	-	-	2.68
Band 0	-	-	2.75
Total	$53,566	22,143

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$305
Mortality & expense charges			(761)
Net investment income (loss)			(456)

Gain (loss) on investments:
Net realized gain (loss)			(1,107)
Realized gain distributions			301
Net change in unrealized appreciation (depreciation)			6,401
Net gain (loss)			5,595

Increase (decrease) in net assets from operations			$5,139

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(456)	$(388)
Net realized gain (loss)		(1,107)	11,109
Realized gain distributions		301	5,259
Net change in unrealized appreciation (depreciation)		6,401	(20,994)

Increase (decrease) in net assets from operations		5,139	(5,014)

Contract owner transactions:
Proceeds from units sold		5,725	118,991
Cost of units redeemed		(63,155)	(112,116)
Account charges		(187)	(304)
Increase (decrease)		(57,617)	6,571
Net increase (decrease)		(52,478)	1,557
Net assets, beginning		106,044	104,487
Net assets, ending		$53,566	$106,044

Units sold		2,599	59,261
Units redeemed		(30,701)	(51,193)
Net increase (decrease)		(28,102)	8,068
Units outstanding, beginning		50,245	42,177
Units outstanding, ending		22,143	50,245

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$784,999
Cost of units redeemed/account charges			(842,196)
Net investment income (loss)			1,981
Net realized gain (loss)			(1,360)
Realized gain distributions			103,502
Net change in unrealized appreciation (depreciation)			6,640
Net assets			$53,566
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.42	22	$54	1.25%	14.6%	12/31/2023	$2.48	0	$0	1.00%	14.9%	12/31/2023	$2.55	0	$0	0.75%	15.2%
12/31/2022	2.11	50	106	1.25%	-14.8%	12/31/2022	2.16	0	0	1.00%	-14.6%	12/31/2022	2.21	0	0	0.75%	-14.4%
12/31/2021	2.48	42	104	1.25%	23.8%	12/31/2021	2.53	0	0	1.00%	24.1%	12/31/2021	2.58	0	0	0.75%	24.4%
12/31/2020	2.00	31	62	1.25%	13.8%	12/31/2020	2.04	0	0	1.00%	14.1%	12/31/2020	2.08	0	0	0.75%	14.4%
12/31/2019	1.76	93	163	1.25%	24.7%	12/31/2019	1.79	0	0	1.00%	25.0%	12/31/2019	1.81	0	0	0.75%	25.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.61	0	$0	0.50%	15.5%	12/31/2023	$2.68	0	$0	0.25%	15.8%	12/31/2023	$2.75	0	$0	0.00%	16.1%
12/31/2022	2.26	0	0	0.50%	-14.2%	12/31/2022	2.31	0	0	0.25%	-14.0%	12/31/2022	2.37	0	0	0.00%	-13.7%
12/31/2021	2.63	0	0	0.50%	24.7%	12/31/2021	2.69	0	0	0.25%	25.0%	12/31/2021	2.75	0	0	0.00%	25.3%
12/31/2020	2.11	0	0	0.50%	14.7%	12/31/2020	2.15	0	0	0.25%	15.0%	12/31/2020	2.19	0	0	0.00%	15.3%
12/31/2019	1.84	0	0	0.50%	25.6%	12/31/2019	1.87	0	0	0.25%	25.9%	12/31/2019	1.90	0	0	0.00%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.7%
2021	0.7%
2020	0.4%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund A Class - 06-423 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.48
Band 100	-	-	2.55
Band 75	-	-	2.61
Band 50	-	-	2.68
Band 25	-	-	2.75
Band 0	-	-	2.82
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /11 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,958
Cost of units redeemed/account charges			(16,809)
Net investment income (loss)			-
Net realized gain (loss)			524
Realized gain distributions			327
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.48	0	$0	1.25%	14.9%	12/31/2023	$2.55	0	$0	1.00%	15.2%	12/31/2023	$2.61	0	$0	0.75%	15.5%
12/31/2022	2.16	0	0	1.25%	-14.6%	12/31/2022	2.21	0	0	1.00%	-14.4%	12/31/2022	2.26	0	0	0.75%	-14.2%
12/31/2021	2.53	0	0	1.25%	24.1%	12/31/2021	2.58	0	0	1.00%	24.4%	12/31/2021	2.63	0	0	0.75%	24.7%
12/31/2020	2.04	0	0	1.25%	14.1%	12/31/2020	2.07	0	0	1.00%	14.4%	12/31/2020	2.11	0	0	0.75%	14.6%
12/31/2019	1.79	0	0	1.25%	25.0%	12/31/2019	1.81	0	0	1.00%	25.3%	12/31/2019	1.84	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.68	0	$0	0.50%	15.8%	12/31/2023	$2.75	0	$0	0.25%	16.1%	12/31/2023	$2.82	0	$0	0.00%	16.3%
12/31/2022	2.31	0	0	0.50%	-14.0%	12/31/2022	2.37	0	0	0.25%	-13.7%	12/31/2022	2.42	0	0	0.00%	-13.5%
12/31/2021	2.69	0	0	0.50%	25.0%	12/31/2021	2.74	0	0	0.25%	25.4%	12/31/2021	2.80	0	0	0.00%	25.7%
12/31/2020	2.15	0	0	0.50%	14.9%	12/31/2020	2.19	0	0	0.25%	15.2%	12/31/2020	2.23	0	0	0.00%	15.5%
12/31/2019	1.87	0	0	0.50%	25.9%	12/31/2019	1.90	0	0	0.25%	26.3%	12/31/2019	1.93	0	0	0.00%	26.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund A Class - 06-732

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.63
Band 100	-	-	2.71
Band 75	-	-	2.80
Band 50	-	-	2.89
Band 25	-	-	2.98
Band 0	-	-	3.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(4)
Net realized gain (loss)		-	(407)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	181

Increase (decrease) in net assets from operations		-	(230)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(981)
Account charges		-	-
Increase (decrease)		-	(981)
Net increase (decrease)		-	(1,211)
Net assets, beginning		-	1,211
Net assets, ending		$-	$-

Units sold		-	(1)
Units redeemed		-	(311)
Net increase (decrease)		-	(312)
Units outstanding, beginning		-	312
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,501,017
Cost of units redeemed/account charges			(12,174,575)
Net investment income (loss)			(41,262)
Net realized gain (loss)			(286,199)
Realized gain distributions			2,001,019
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.63	0	$0	1.25%	7.2%	12/31/2023	$2.71	0	$0	1.00%	7.4%	12/31/2023	$2.80	0	$0	0.75%	7.7%
12/31/2022	2.45	0	0	1.25%	-36.9%	12/31/2022	2.53	0	0	1.00%	-36.7%	12/31/2022	2.60	0	0	0.75%	-36.6%
12/31/2021	3.89	0	1	1.25%	-3.9%	12/31/2021	3.99	0	0	1.00%	-3.6%	12/31/2021	4.10	0	0	0.75%	-3.4%
12/31/2020	4.04	79	318	1.25%	70.4%	12/31/2020	4.14	0	0	1.00%	70.9%	12/31/2020	4.24	0	0	0.75%	71.3%
12/31/2019	2.37	100	238	1.25%	30.3%	12/31/2019	2.42	0	0	1.00%	30.6%	12/31/2019	2.48	0	0	0.75%	30.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.89	0	$0	0.50%	8.0%	12/31/2023	$2.98	0	$0	0.25%	8.2%	12/31/2023	$3.07	0	$0	0.00%	8.5%
12/31/2022	2.67	0	0	0.50%	-36.4%	12/31/2022	2.75	0	0	0.25%	-36.2%	12/31/2022	2.83	0	0	0.00%	-36.1%
12/31/2021	4.21	0	0	0.50%	-3.1%	12/31/2021	4.32	0	0	0.25%	-2.9%	12/31/2021	4.43	0	0	0.00%	-2.7%
12/31/2020	4.34	0	0	0.50%	71.7%	12/31/2020	4.45	0	0	0.25%	72.1%	12/31/2020	4.55	0	0	0.00%	72.6%
12/31/2019	2.53	0	0	0.50%	31.3%	12/31/2019	2.58	0	0	0.25%	31.6%	12/31/2019	2.64	0	0	0.00%	31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund P Class - 06-960

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$794,654	$1,060,608	46,726
Receivables: investments sold	-
Payables: investments purchased	(297)
Net assets	$794,357

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$487,083	104,648	$4.65
Band 100	307,274	62,946	4.88
Band 75	-	-	5.12
Band 50	-	-	5.37
Band 25	-	-	5.63
Band 0	-	-	5.91
Total	$794,357	167,594

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,989)
Net investment income (loss)			(9,989)

Gain (loss) on investments:
Net realized gain (loss)			(101,603)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			169,131
Net gain (loss)			67,528

Increase (decrease) in net assets from operations			$57,539

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,989)	$(13,538)
Net realized gain (loss)		(101,603)	(57,845)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		169,131	(542,210)

Increase (decrease) in net assets from operations		57,539	(613,593)

Contract owner transactions:
Proceeds from units sold		6,784	80,430
Cost of units redeemed		(242,294)	(175,438)
Account charges		(80)	(95)
Increase (decrease)		(235,590)	(95,103)
Net increase (decrease)		(178,051)	(708,696)
Net assets, beginning		972,408	1,681,104
Net assets, ending		$794,357	$972,408

Units sold		1,440	15,417
Units redeemed		(53,074)	(35,498)
Net increase (decrease)		(51,634)	(20,081)
Units outstanding, beginning		219,228	239,309
Units outstanding, ending		167,594	219,228

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,982,102
Cost of units redeemed/account charges			(9,171,854)
Net investment income (loss)			(189,849)
Net realized gain (loss)			30,297
Realized gain distributions			2,409,615
Net change in unrealized appreciation (depreciation)			(265,954)
Net assets			$794,357
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.65	105	$487	1.25%	6.9%	12/31/2023	$4.88	63	$307	1.00%	7.1%	12/31/2023	$5.12	0	$0	0.75%	7.4%
12/31/2022	4.36	132	573	1.25%	-37.0%	12/31/2022	4.56	88	399	1.00%	-36.8%	12/31/2022	4.77	0	0	0.75%	-36.7%
12/31/2021	6.91	149	1,030	1.25%	-4.1%	12/31/2021	7.21	90	651	1.00%	-3.8%	12/31/2021	7.53	0	0	0.75%	-3.6%
12/31/2020	7.20	151	1,088	1.25%	70.0%	12/31/2020	7.50	116	871	1.00%	70.4%	12/31/2020	7.81	0	0	0.75%	70.9%
12/31/2019	4.24	129	547	1.25%	30.1%	12/31/2019	4.40	104	459	1.00%	30.4%	12/31/2019	4.57	0	0	0.75%	30.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.37	0	$0	0.50%	7.7%	12/31/2023	$5.63	0	$0	0.25%	7.9%	12/31/2023	$5.91	0	$0	0.00%	8.2%
12/31/2022	4.99	0	0	0.50%	-36.5%	12/31/2022	5.22	0	0	0.25%	-36.3%	12/31/2022	5.46	0	0	0.00%	-36.2%
12/31/2021	7.85	0	0	0.50%	-3.4%	12/31/2021	8.20	0	0	0.25%	-3.1%	12/31/2021	8.55	0	0	0.00%	-2.9%
12/31/2020	8.13	0	0	0.50%	71.3%	12/31/2020	8.46	0	0	0.25%	71.7%	12/31/2020	8.81	0	0	0.00%	72.2%
12/31/2019	4.74	0	0	0.50%	31.1%	12/31/2019	4.93	0	0	0.25%	31.4%	12/31/2019	5.11	0	0	0.00%	31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R3 Class - 06-369

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$249,168	$240,833	3,656
Receivables: investments sold	-
Payables: investments purchased	(186,895)
Net assets	$62,273

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$62,273	22,301	$2.79
Band 100	-	-	2.91
Band 75	-	-	3.03
Band 50	-	-	3.15
Band 25	-	-	3.28
Band 0	-	-	3.42
Total	$62,273	22,301

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,662)
Net investment income (loss)			(2,662)

Gain (loss) on investments:
Net realized gain (loss)			(104,424)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			145,566
Net gain (loss)			41,142

Increase (decrease) in net assets from operations			$38,480

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,662)	$(3,883)
Net realized gain (loss)		(104,424)	(61,476)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		145,566	(91,742)

Increase (decrease) in net assets from operations		38,480	(157,101)

Contract owner transactions:
Proceeds from units sold		358,871	229,867
Cost of units redeemed		(623,573)	(53,060)
Account charges		(15)	(228)
Increase (decrease)		(264,717)	176,579
Net increase (decrease)		(226,237)	19,478
Net assets, beginning		288,510	269,032
Net assets, ending		$62,273	$288,510

Units sold		132,205	63,871
Units redeemed		(219,509)	(18,363)
Net increase (decrease)		(87,304)	45,508
Units outstanding, beginning		109,605	64,097
Units outstanding, ending		22,301	109,605

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,593,646
Cost of units redeemed/account charges			(14,028,264)
Net investment income (loss)			(189,088)
Net realized gain (loss)			218,406
Realized gain distributions			1,459,238
Net change in unrealized appreciation (depreciation)			8,335
Net assets			$62,273
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.79	22	$62	1.25%	6.9%	12/31/2023	$2.91	0	$0	1.00%	7.1%	12/31/2023	$3.03	0	$0	0.75%	7.4%
12/31/2022	2.61	89	232	1.25%	-37.0%	12/31/2022	2.71	21	56	1.00%	-36.9%	12/31/2022	2.82	0	0	0.75%	-36.7%
12/31/2021	4.15	43	180	1.25%	-4.1%	12/31/2021	4.30	21	89	1.00%	-3.9%	12/31/2021	4.45	0	0	0.75%	-3.7%
12/31/2020	4.33	64	278	1.25%	70.0%	12/31/2020	4.47	21	93	1.00%	70.4%	12/31/2020	4.62	0	0	0.75%	70.8%
12/31/2019	2.55	163	414	1.25%	30.0%	12/31/2019	2.62	21	54	1.00%	30.3%	12/31/2019	2.71	0	0	0.75%	30.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.15	0	$0	0.50%	7.7%	12/31/2023	$3.28	0	$0	0.25%	7.9%	12/31/2023	$3.42	0	$0	0.00%	8.2%
12/31/2022	2.93	0	0	0.50%	-36.5%	12/31/2022	3.04	0	0	0.25%	-36.4%	12/31/2022	3.16	0	0	0.00%	-36.2%
12/31/2021	4.61	0	0	0.50%	-3.4%	12/31/2021	4.78	0	0	0.25%	-3.2%	12/31/2021	4.95	0	0	0.00%	-2.9%
12/31/2020	4.78	0	0	0.50%	71.3%	12/31/2020	4.94	0	0	0.25%	71.7%	12/31/2020	5.10	0	0	0.00%	72.1%
12/31/2019	2.79	0	0	0.50%	31.0%	12/31/2019	2.87	0	0	0.25%	31.3%	12/31/2019	2.96	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund R3 Class - 06-731 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.43
Band 100	-	-	2.51
Band 75	-	-	2.59
Band 50	-	-	2.67
Band 25	-	-	2.76
Band 0	-	-	2.85
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,654,708
Cost of units redeemed/account charges			(2,996,013)
Net investment income (loss)			(18,790)
Net realized gain (loss)			(127,482)
Realized gain distributions			487,577
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.43	0	$0	1.25%	11.5%	12/31/2023	$2.51	0	$0	1.00%	11.7%	12/31/2023	$2.59	0	$0	0.75%	12.0%
12/31/2022	2.18	0	0	1.25%	-10.8%	12/31/2022	2.25	0	0	1.00%	-10.6%	12/31/2022	2.31	0	0	0.75%	-10.4%
12/31/2021	2.45	0	0	1.25%	27.1%	12/31/2021	2.51	0	0	1.00%	27.4%	12/31/2021	2.58	0	0	0.75%	27.7%
12/31/2020	1.93	3	6	1.25%	1.2%	12/31/2020	1.97	0	0	1.00%	1.4%	12/31/2020	2.02	0	0	0.75%	1.7%
12/31/2019	1.90	1	3	1.25%	20.9%	12/31/2019	1.95	0	0	1.00%	21.2%	12/31/2019	1.99	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.67	0	$0	0.50%	12.3%	12/31/2023	$2.76	0	$0	0.25%	12.6%	12/31/2023	$2.85	0	$0	0.00%	12.9%
12/31/2022	2.38	0	0	0.50%	-10.1%	12/31/2022	2.45	0	0	0.25%	-9.9%	12/31/2022	2.52	0	0	0.00%	-9.7%
12/31/2021	2.65	0	0	0.50%	28.0%	12/31/2021	2.72	0	0	0.25%	28.3%	12/31/2021	2.79	0	0	0.00%	28.7%
12/31/2020	2.07	0	0	0.50%	1.9%	12/31/2020	2.12	0	0	0.25%	2.2%	12/31/2020	2.17	0	0	0.00%	2.4%
12/31/2019	2.03	0	0	0.50%	21.8%	12/31/2019	2.07	0	0	0.25%	22.1%	12/31/2019	2.12	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	2.0%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund A Class - 06-733 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.50
Band 100	-	-	2.58
Band 75	-	-	2.66
Band 50	-	-	2.75
Band 25	-	-	2.84
Band 0	-	-	2.93
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$316,691
Cost of units redeemed/account charges			(335,150)
Net investment income (loss)			(1,523)
Net realized gain (loss)			(29,216)
Realized gain distributions			49,198
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.50	0	$0	1.25%	11.7%	12/31/2023	$2.58	0	$0	1.00%	12.0%	12/31/2023	$2.66	0	$0	0.75%	12.3%
12/31/2022	2.24	0	0	1.25%	-10.6%	12/31/2022	2.31	0	0	1.00%	-10.4%	12/31/2022	2.37	0	0	0.75%	-10.1%
12/31/2021	2.50	0	0	1.25%	27.4%	12/31/2021	2.57	0	0	1.00%	27.7%	12/31/2021	2.64	0	0	0.75%	28.1%
12/31/2020	1.97	0	0	1.25%	1.4%	12/31/2020	2.01	0	0	1.00%	1.6%	12/31/2020	2.06	0	0	0.75%	1.9%
12/31/2019	1.94	0	0	1.25%	21.2%	12/31/2019	1.98	0	0	1.00%	21.5%	12/31/2019	2.02	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.75	0	$0	0.50%	12.5%	12/31/2023	$2.84	0	$0	0.25%	12.8%	12/31/2023	$2.93	0	$0	0.00%	13.1%
12/31/2022	2.44	0	0	0.50%	-9.9%	12/31/2022	2.51	0	0	0.25%	-9.7%	12/31/2022	2.59	0	0	0.00%	-9.5%
12/31/2021	2.71	0	0	0.50%	28.4%	12/31/2021	2.78	0	0	0.25%	28.7%	12/31/2021	2.86	0	0	0.00%	29.0%
12/31/2020	2.11	0	0	0.50%	2.1%	12/31/2020	2.16	0	0	0.25%	2.4%	12/31/2020	2.21	0	0	0.00%	2.6%
12/31/2019	2.07	0	0	0.50%	22.1%	12/31/2019	2.11	0	0	0.25%	22.5%	12/31/2019	2.16	0	0	0.00%	22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund A Class - 06-734 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.30
Band 100	-	-	2.38
Band 75	-	-	2.45
Band 50	-	-	2.53
Band 25	-	-	2.61
Band 0	-	-	2.70
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.30	0	$0	1.25%	9.4%	12/31/2023	$2.38	0	$0	1.00%	9.7%	12/31/2023	$2.45	0	$0	0.75%	10.0%
12/31/2022	2.11	0	0	1.25%	-33.4%	12/31/2022	2.17	0	0	1.00%	-33.3%	12/31/2022	2.23	0	0	0.75%	-33.1%
12/31/2021	3.16	0	0	1.25%	5.3%	12/31/2021	3.25	0	0	1.00%	5.5%	12/31/2021	3.33	0	0	0.75%	5.8%
12/31/2020	3.01	0	0	1.25%	38.3%	12/31/2020	3.08	0	0	1.00%	38.7%	12/31/2020	3.15	0	0	0.75%	39.0%
12/31/2019	2.17	0	0	1.25%	35.1%	12/31/2019	2.22	0	0	1.00%	35.4%	12/31/2019	2.27	0	0	0.75%	35.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.53	0	$0	0.50%	10.2%	12/31/2023	$2.61	0	$0	0.25%	10.5%	12/31/2023	$2.70	0	$0	0.00%	10.8%
12/31/2022	2.30	0	0	0.50%	-32.9%	12/31/2022	2.36	0	0	0.25%	-32.8%	12/31/2022	2.43	0	0	0.00%	-32.6%
12/31/2021	3.42	0	0	0.50%	6.1%	12/31/2021	3.51	0	0	0.25%	6.3%	12/31/2021	3.61	0	0	0.00%	6.6%
12/31/2020	3.23	0	0	0.50%	39.4%	12/31/2020	3.31	0	0	0.25%	39.7%	12/31/2020	3.38	0	0	0.00%	40.1%
12/31/2019	2.32	0	0	0.50%	36.1%	12/31/2019	2.37	0	0	0.25%	36.4%	12/31/2019	2.42	0	0	0.00%	36.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund P Class - 06-965

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$85,468	$103,623	4,637
Receivables: investments sold	-
Payables: investments purchased	(225)
Net assets	$85,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,629	17,014	$3.33
Band 100	28,614	8,197	3.49
Band 75	-	-	3.66
Band 50	-	-	3.84
Band 25	-	-	4.03
Band 0	-	-	4.22
Total	$85,243	25,211

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(986)
Net investment income (loss)			(986)

Gain (loss) on investments:
Net realized gain (loss)			(3,782)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,412
Net gain (loss)			8,630

Increase (decrease) in net assets from operations			$7,644

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(986)	$(1,261)
Net realized gain (loss)		(3,782)	(4,882)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,412	(54,110)

Increase (decrease) in net assets from operations		7,644	(60,253)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(11,863)	(68,093)
Account charges		(13)	(15)
Increase (decrease)		(11,876)	(68,108)
Net increase (decrease)		(4,232)	(128,361)
Net assets, beginning		89,475	217,836
Net assets, ending		$85,243	$89,475

Units sold		-	(1)
Units redeemed		(3,646)	(18,135)
Net increase (decrease)		(3,646)	(18,136)
Units outstanding, beginning		28,857	46,993
Units outstanding, ending		25,211	28,857

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$563,495
Cost of units redeemed/account charges			(665,134)
Net investment income (loss)			(26,312)
Net realized gain (loss)			30,903
Realized gain distributions			200,446
Net change in unrealized appreciation (depreciation)			(18,155)
Net assets			$85,243
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.33	17	$57	1.25%	9.2%	12/31/2023	$3.49	8	$29	1.00%	9.5%	12/31/2023	$3.66	0	$0	0.75%	9.8%
12/31/2022	3.05	18	55	1.25%	-33.6%	12/31/2022	3.19	11	35	1.00%	-33.4%	12/31/2022	3.34	0	0	0.75%	-33.2%
12/31/2021	4.59	36	164	1.25%	5.1%	12/31/2021	4.79	11	54	1.00%	5.3%	12/31/2021	5.00	0	0	0.75%	5.6%
12/31/2020	4.37	37	161	1.25%	38.0%	12/31/2020	4.54	13	59	1.00%	38.4%	12/31/2020	4.73	0	0	0.75%	38.7%
12/31/2019	3.16	45	142	1.25%	34.8%	12/31/2019	3.28	13	42	1.00%	35.2%	12/31/2019	3.41	0	0	0.75%	35.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.84	0	$0	0.50%	10.0%	12/31/2023	$4.03	0	$0	0.25%	10.3%	12/31/2023	$4.22	0	$0	0.00%	10.6%
12/31/2022	3.49	0	0	0.50%	-33.1%	12/31/2022	3.65	0	0	0.25%	-32.9%	12/31/2022	3.82	0	0	0.00%	-32.7%
12/31/2021	5.21	0	0	0.50%	5.9%	12/31/2021	5.44	0	0	0.25%	6.1%	12/31/2021	5.68	0	0	0.00%	6.4%
12/31/2020	4.92	0	0	0.50%	39.1%	12/31/2020	5.13	0	0	0.25%	39.4%	12/31/2020	5.34	0	0	0.00%	39.8%
12/31/2019	3.54	0	0	0.50%	35.9%	12/31/2019	3.68	0	0	0.25%	36.2%	12/31/2019	3.82	0	0	0.00%	36.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund R3 Class - 06-371

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,617	$2,568	143
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$2,619

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,619	1,042	$2.51
Band 100	-	-	2.62
Band 75	-	-	2.72
Band 50	-	-	2.84
Band 25	-	-	2.95
Band 0	-	-	3.07
Total	$2,619	1,042

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(918)
Net investment income (loss)			(918)

Gain (loss) on investments:
Net realized gain (loss)			(31,886)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			40,404
Net gain (loss)			8,518

Increase (decrease) in net assets from operations			$7,600

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(918)	$(1,472)
Net realized gain (loss)		(31,886)	(880)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		40,404	(49,299)

Increase (decrease) in net assets from operations		7,600	(51,651)

Contract owner transactions:
Proceeds from units sold		10,730	13,617
Cost of units redeemed		(125,862)	(2,269)
Account charges		(53)	(100)
Increase (decrease)		(115,185)	11,248
Net increase (decrease)		(107,585)	(40,403)
Net assets, beginning		110,204	150,607
Net assets, ending		$2,619	$110,204

Units sold		4,439	5,340
Units redeemed		(51,265)	(919)
Net increase (decrease)		(46,826)	4,421
Units outstanding, beginning		47,868	43,447
Units outstanding, ending		1,042	47,868

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,829,345
Cost of units redeemed/account charges			(2,057,238)
Net investment income (loss)			(29,546)
Net realized gain (loss)			59,313
Realized gain distributions			200,696
Net change in unrealized appreciation (depreciation)			49
Net assets			$2,619
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.51	1	$3	1.25%	9.1%	12/31/2023	$2.62	0	$0	1.00%	9.4%	12/31/2023	$2.72	0	$0	0.75%	9.7%
12/31/2022	2.30	48	110	1.25%	-33.6%	12/31/2022	2.39	0	0	1.00%	-33.4%	12/31/2022	2.48	0	0	0.75%	-33.3%
12/31/2021	3.47	43	151	1.25%	5.0%	12/31/2021	3.59	0	0	1.00%	5.3%	12/31/2021	3.72	0	0	0.75%	5.5%
12/31/2020	3.30	56	185	1.25%	38.0%	12/31/2020	3.41	0	0	1.00%	38.3%	12/31/2020	3.52	0	0	0.75%	38.7%
12/31/2019	2.39	52	125	1.25%	34.7%	12/31/2019	2.47	0	0	1.00%	35.1%	12/31/2019	2.54	0	0	0.75%	35.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.84	0	$0	0.50%	10.0%	12/31/2023	$2.95	0	$0	0.25%	10.2%	12/31/2023	$3.07	0	$0	0.00%	10.5%
12/31/2022	2.58	0	0	0.50%	-33.1%	12/31/2022	2.68	0	0	0.25%	-32.9%	12/31/2022	2.78	0	0	0.00%	-32.7%
12/31/2021	3.85	0	0	0.50%	5.8%	12/31/2021	3.99	0	0	0.25%	6.1%	12/31/2021	4.14	0	0	0.00%	6.3%
12/31/2020	3.64	0	0	0.50%	39.0%	12/31/2020	3.76	0	0	0.25%	39.4%	12/31/2020	3.89	0	0	0.00%	39.7%
12/31/2019	2.62	0	0	0.50%	35.7%	12/31/2019	2.70	0	0	0.25%	36.1%	12/31/2019	2.78	0	0	0.00%	36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund A Class - 06-057

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.25
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.34
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(6)

Increase (decrease) in net assets from operations			$(6)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$1,105
Net realized gain (loss)		(6)	(3,781)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(63)

Increase (decrease) in net assets from operations		(6)	(2,739)

Contract owner transactions:
Proceeds from units sold		-	35,405
Cost of units redeemed		-	(33,755)
Account charges		-	-
Increase (decrease)		-	1,650
Net increase (decrease)		(6)	(1,089)
Net assets, beginning		6	1,095
Net assets, ending		$-	$6

Units sold		-	28,804
Units redeemed		(5)	(29,632)
Net increase (decrease)		(5)	(828)
Units outstanding, beginning		5	833
Units outstanding, ending		-	5

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$694,112
Cost of units redeemed/account charges			(742,689)
Net investment income (loss)			37,183
Net realized gain (loss)			11,109
Realized gain distributions			285
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	1.25%	9.1%	12/31/2023	$1.25	0	$0	1.00%	9.4%	12/31/2023	$1.28	0	$0	0.75%	9.7%
12/31/2022	1.12	0	0	1.25%	-14.9%	12/31/2022	1.14	0	0	1.00%	-14.7%	12/31/2022	1.17	0	0	0.75%	-14.5%
12/31/2021	1.32	1	1	1.25%	4.8%	12/31/2021	1.34	0	0	1.00%	5.0%	12/31/2021	1.37	0	0	0.75%	5.3%
12/31/2020	1.26	1	1	1.25%	3.1%	12/31/2020	1.28	0	0	1.00%	3.4%	12/31/2020	1.30	0	0	0.75%	3.6%
12/31/2019	1.22	54	66	1.25%	13.6%	12/31/2019	1.23	0	0	1.00%	13.9%	12/31/2019	1.25	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	9.9%	12/31/2023	$1.34	0	$0	0.25%	10.2%	12/31/2023	$1.38	0	$0	0.00%	10.5%
12/31/2022	1.19	0	0	0.50%	-14.3%	12/31/2022	1.22	0	0	0.25%	-14.1%	12/31/2022	1.24	0	0	0.00%	-13.8%
12/31/2021	1.39	0	0	0.50%	5.5%	12/31/2021	1.42	0	0	0.25%	5.8%	12/31/2021	1.44	0	0	0.00%	6.1%
12/31/2020	1.32	0	0	0.50%	3.9%	12/31/2020	1.34	0	0	0.25%	4.2%	12/31/2020	1.36	0	0	0.00%	4.4%
12/31/2019	1.27	0	0	0.50%	14.5%	12/31/2019	1.29	0	0	0.25%	14.7%	12/31/2019	1.30	0	0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	256.3%
2021	4.6%
2020	5.8%
2019	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R3 Class - 06-073

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$116,812	$125,970	18,378
Receivables: investments sold	72
Payables: investments purchased	-
Net assets	$116,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$116,884	98,262	$1.19
Band 100	-	-	1.22
Band 75	-	-	1.25
Band 50	-	-	1.28
Band 25	-	-	1.31
Band 0	-	-	1.34
Total	$116,884	98,262

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,323
Mortality & expense charges			(1,665)
Net investment income (loss)			6,658

Gain (loss) on investments:
Net realized gain (loss)			(11,750)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,196
Net gain (loss)			4,446

Increase (decrease) in net assets from operations			$11,104

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,658	$6,236
Net realized gain (loss)		(11,750)	(2,681)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,196	(29,013)

Increase (decrease) in net assets from operations		11,104	(25,458)

Contract owner transactions:
Proceeds from units sold		25,730	32,764
Cost of units redeemed		(69,272)	(28,178)
Account charges		(77)	(104)
Increase (decrease)		(43,619)	4,482
Net increase (decrease)		(32,515)	(20,976)
Net assets, beginning		149,399	170,375
Net assets, ending		$116,884	$149,399

Units sold		24,285	28,856
Units redeemed		(62,842)	(24,363)
Net increase (decrease)		(38,557)	4,493
Units outstanding, beginning		136,819	132,326
Units outstanding, ending		98,262	136,819

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,205,372
Cost of units redeemed/account charges			(1,152,116)
Net investment income (loss)			75,028
Net realized gain (loss)			(2,451)
Realized gain distributions			209
Net change in unrealized appreciation (depreciation)			(9,158)
Net assets			$116,884
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	98	$117	1.25%	8.9%	12/31/2023	$1.22	0	$0	1.00%	9.2%	12/31/2023	$1.25	0	$0	0.75%	9.5%
12/31/2022	1.09	137	149	1.25%	-15.2%	12/31/2022	1.12	0	0	1.00%	-15.0%	12/31/2022	1.14	0	0	0.75%	-14.8%
12/31/2021	1.29	132	170	1.25%	4.4%	12/31/2021	1.31	0	0	1.00%	4.7%	12/31/2021	1.34	0	0	0.75%	5.0%
12/31/2020	1.23	145	178	1.25%	2.8%	12/31/2020	1.25	0	0	1.00%	3.1%	12/31/2020	1.27	0	0	0.75%	3.3%
12/31/2019	1.20	126	151	1.25%	13.2%	12/31/2019	1.22	0	0	1.00%	13.5%	12/31/2019	1.23	0	0	0.75%	13.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	9.8%	12/31/2023	$1.31	0	$0	0.25%	10.0%	12/31/2023	$1.34	0	$0	0.00%	10.3%
12/31/2022	1.16	0	0	0.50%	-14.6%	12/31/2022	1.19	0	0	0.25%	-14.3%	12/31/2022	1.21	0	0	0.00%	-14.1%
12/31/2021	1.36	0	0	0.50%	5.2%	12/31/2021	1.39	0	0	0.25%	5.5%	12/31/2021	1.41	0	0	0.00%	5.8%
12/31/2020	1.29	0	0	0.50%	3.6%	12/31/2020	1.32	0	0	0.25%	3.9%	12/31/2020	1.34	0	0	0.00%	4.1%
12/31/2019	1.25	0	0	0.50%	14.1%	12/31/2019	1.27	0	0	0.25%	14.4%	12/31/2019	1.28	0	0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.3%
2022	5.1%
2021	3.8%
2020	4.7%
2019	7.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund P Class - 06-970

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,616	$9,670	345
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$10,670

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,670	4,197	$2.54
Band 100	-	-	2.67
Band 75	-	-	2.80
Band 50	-	-	2.93
Band 25	-	-	3.08
Band 0	-	-	3.23
Total	$10,670	4,197

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$38
Mortality & expense charges			(112)
Net investment income (loss)			(74)

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			1,240
Net gain (loss)			1,314

Increase (decrease) in net assets from operations			$1,240

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(74)	$(43)
Net realized gain (loss)		-	20
Realized gain distributions		74	572
Net change in unrealized appreciation (depreciation)		1,240	(1,807)

Increase (decrease) in net assets from operations		1,240	(1,258)

Contract owner transactions:
Proceeds from units sold		1,547	1,452
Cost of units redeemed		-	(1,634)
Account charges		-	-
Increase (decrease)		1,547	(182)
Net increase (decrease)		2,787	(1,440)
Net assets, beginning		7,883	9,323
Net assets, ending		$10,670	$7,883

Units sold		667	641
Units redeemed		-	(769)
Net increase (decrease)		667	(128)
Units outstanding, beginning		3,530	3,658
Units outstanding, ending		4,197	3,530

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$178,578
Cost of units redeemed/account charges			(196,729)
Net investment income (loss)			(2,124)
Net realized gain (loss)			23,923
Realized gain distributions			6,076
Net change in unrealized appreciation (depreciation)			946
Net assets			$10,670
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.54	4	$11	1.25%	13.8%	12/31/2023	$2.67	0	$0	1.00%	14.1%	12/31/2023	$2.80	0	$0	0.75%	14.4%
12/31/2022	2.23	4	8	1.25%	-12.4%	12/31/2022	2.34	0	0	1.00%	-12.1%	12/31/2022	2.44	0	0	0.75%	-11.9%
12/31/2021	2.55	4	9	1.25%	27.0%	12/31/2021	2.66	0	0	1.00%	27.4%	12/31/2021	2.78	0	0	0.75%	27.7%
12/31/2020	2.01	16	32	1.25%	1.2%	12/31/2020	2.09	0	0	1.00%	1.5%	12/31/2020	2.17	0	0	0.75%	1.7%
12/31/2019	1.98	15	30	1.25%	21.2%	12/31/2019	2.06	0	0	1.00%	21.5%	12/31/2019	2.14	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.93	0	$0	0.50%	14.7%	12/31/2023	$3.08	0	$0	0.25%	15.0%	12/31/2023	$3.23	0	$0	0.00%	15.3%
12/31/2022	2.56	0	0	0.50%	-11.7%	12/31/2022	2.68	0	0	0.25%	-11.5%	12/31/2022	2.80	0	0	0.00%	-11.3%
12/31/2021	2.90	0	0	0.50%	28.0%	12/31/2021	3.02	0	0	0.25%	28.3%	12/31/2021	3.15	0	0	0.00%	28.6%
12/31/2020	2.26	0	0	0.50%	2.0%	12/31/2020	2.36	0	0	0.25%	2.3%	12/31/2020	2.45	0	0	0.00%	2.5%
12/31/2019	2.22	0	0	0.50%	22.1%	12/31/2019	2.30	0	0	0.25%	22.4%	12/31/2019	2.39	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.8%
2021	0.2%
2020	1.1%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund R3 Class - 06-961

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,886	$13,947	500
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$15,887

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,887	4,390	$3.62
Band 100	-	-	3.75
Band 75	-	-	3.89
Band 50	-	-	4.04
Band 25	-	-	4.19
Band 0	-	-	4.35
Total	$15,887	4,390

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$46
Mortality & expense charges			(181)
Net investment income (loss)			(135)

Gain (loss) on investments:
Net realized gain (loss)			8
Realized gain distributions			111
Net change in unrealized appreciation (depreciation)			1,941
Net gain (loss)			2,060

Increase (decrease) in net assets from operations			$1,925

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(135)	$(100)
Net realized gain (loss)		8	399
Realized gain distributions		111	949
Net change in unrealized appreciation (depreciation)		1,941	(3,925)

Increase (decrease) in net assets from operations		1,925	(2,677)

Contract owner transactions:
Proceeds from units sold		58	507
Cost of units redeemed		-	(4,769)
Account charges		(5)	(10)
Increase (decrease)		53	(4,272)
Net increase (decrease)		1,978	(6,949)
Net assets, beginning		13,909	20,858
Net assets, ending		$15,887	$13,909

Units sold		16	155
Units redeemed		(1)	(1,526)
Net increase (decrease)		15	(1,371)
Units outstanding, beginning		4,375	5,746
Units outstanding, ending		4,390	4,375

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,105,140
Cost of units redeemed/account charges			(1,180,833)
Net investment income (loss)			(14,996)
Net realized gain (loss)			80,962
Realized gain distributions			23,675
Net change in unrealized appreciation (depreciation)			1,939
Net assets			$15,887
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.62	4	$16	1.25%	13.8%	12/31/2023	$3.75	0	$0	1.00%	14.1%	12/31/2023	$3.89	0	$0	0.75%	14.4%
12/31/2022	3.18	4	14	1.25%	-12.4%	12/31/2022	3.29	0	0	1.00%	-12.2%	12/31/2022	3.40	0	0	0.75%	-12.0%
12/31/2021	3.63	6	21	1.25%	27.0%	12/31/2021	3.75	0	0	1.00%	27.3%	12/31/2021	3.87	0	0	0.75%	27.6%
12/31/2020	2.86	14	40	1.25%	1.2%	12/31/2020	2.94	0	0	1.00%	1.4%	12/31/2020	3.03	0	0	0.75%	1.7%
12/31/2019	2.82	30	84	1.25%	21.1%	12/31/2019	2.90	0	0	1.00%	21.4%	12/31/2019	2.98	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.04	0	$0	0.50%	14.7%	12/31/2023	$4.19	0	$0	0.25%	15.0%	12/31/2023	$4.35	0	$0	0.00%	15.2%
12/31/2022	3.52	0	0	0.50%	-11.7%	12/31/2022	3.64	0	0	0.25%	-11.5%	12/31/2022	3.77	0	0	0.00%	-11.3%
12/31/2021	3.99	0	0	0.50%	27.9%	12/31/2021	4.12	0	0	0.25%	28.3%	12/31/2021	4.25	0	0	0.00%	28.6%
12/31/2020	3.12	0	0	0.50%	1.9%	12/31/2020	3.21	0	0	0.25%	2.2%	12/31/2020	3.31	0	0	0.00%	2.5%
12/31/2019	3.06	0	0	0.50%	22.0%	12/31/2019	3.14	0	0	0.25%	22.3%	12/31/2019	3.23	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.6%
2021	0.3%
2020	0.6%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund R3 Class - 06-962

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,648	$77,426	6,053
Receivables: investments sold	43
Payables: investments purchased	-
Net assets	$82,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,691	26,917	$3.07
Band 100	-	-	3.19
Band 75	-	-	3.31
Band 50	-	-	3.43
Band 25	-	-	3.56
Band 0	-	-	3.69
Total	$82,691	26,917

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(887)
Net investment income (loss)			(887)

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,093
Net gain (loss)			13,082

Increase (decrease) in net assets from operations			$12,195

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(887)	$(1,880)
Net realized gain (loss)		(11)	(79,906)
Realized gain distributions		-	2,317
Net change in unrealized appreciation (depreciation)		13,093	36,710

Increase (decrease) in net assets from operations		12,195	(42,759)

Contract owner transactions:
Proceeds from units sold		10,530	21,700
Cost of units redeemed		(2,184)	(255,608)
Account charges		(124)	(335)
Increase (decrease)		8,222	(234,243)
Net increase (decrease)		20,417	(277,002)
Net assets, beginning		62,274	339,276
Net assets, ending		$82,691	$62,274

Units sold		3,861	11,172
Units redeemed		(870)	(93,128)
Net increase (decrease)		2,991	(81,956)
Units outstanding, beginning		23,926	105,882
Units outstanding, ending		26,917	23,926

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$866,365
Cost of units redeemed/account charges			(923,664)
Net investment income (loss)			(26,101)
Net realized gain (loss)			(94,542)
Realized gain distributions			255,411
Net change in unrealized appreciation (depreciation)			5,222
Net assets			$82,691
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.07	27	$83	1.25%	18.0%	12/31/2023	$3.19	0	$0	1.00%	18.3%	12/31/2023	$3.31	0	$0	0.75%	18.6%
12/31/2022	2.60	24	62	1.25%	-18.8%	12/31/2022	2.69	0	0	1.00%	-18.6%	12/31/2022	2.79	0	0	0.75%	-18.4%
12/31/2021	3.20	106	339	1.25%	24.6%	12/31/2021	3.31	0	0	1.00%	24.9%	12/31/2021	3.41	0	0	0.75%	25.2%
12/31/2020	2.57	67	173	1.25%	-3.0%	12/31/2020	2.65	0	0	1.00%	-2.7%	12/31/2020	2.73	0	0	0.75%	-2.5%
12/31/2019	2.65	52	137	1.25%	18.5%	12/31/2019	2.72	0	0	1.00%	18.8%	12/31/2019	2.80	0	0	0.75%	19.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.43	0	$0	0.50%	18.9%	12/31/2023	$3.56	0	$0	0.25%	19.2%	12/31/2023	$3.69	0	$0	0.00%	19.5%
12/31/2022	2.88	0	0	0.50%	-18.2%	12/31/2022	2.98	0	0	0.25%	-18.0%	12/31/2022	3.09	0	0	0.00%	-17.8%
12/31/2021	3.52	0	0	0.50%	25.5%	12/31/2021	3.64	0	0	0.25%	25.8%	12/31/2021	3.75	0	0	0.00%	26.1%
12/31/2020	2.81	0	0	0.50%	-2.2%	12/31/2020	2.89	0	0	0.25%	-2.0%	12/31/2020	2.98	0	0	0.00%	-1.7%
12/31/2019	2.87	0	0	0.50%	19.4%	12/31/2019	2.95	0	0	0.25%	19.7%	12/31/2019	3.03	0	0	0.00%	20.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund P Class - 06-980 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.18
Band 100	-	-	3.34
Band 75	-	-	3.50
Band 50	-	-	3.67
Band 25	-	-	3.85
Band 0	-	-	4.04
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$881,687
Cost of units redeemed/account charges			(1,114,693)
Net investment income (loss)			(34,037)
Net realized gain (loss)			(103,825)
Realized gain distributions			370,868
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.18	0	$0	1.25%	18.1%	12/31/2023	$3.34	0	$0	1.00%	18.4%	12/31/2023	$3.50	0	$0	0.75%	18.7%
12/31/2022	2.70	0	0	1.25%	-18.7%	12/31/2022	2.82	0	0	1.00%	-18.5%	12/31/2022	2.95	0	0	0.75%	-18.3%
12/31/2021	3.32	0	0	1.25%	24.6%	12/31/2021	3.46	0	0	1.00%	25.0%	12/31/2021	3.61	0	0	0.75%	25.3%
12/31/2020	2.66	0	0	1.25%	-2.9%	12/31/2020	2.77	0	0	1.00%	-2.7%	12/31/2020	2.88	0	0	0.75%	-2.4%
12/31/2019	2.74	0	0	1.25%	18.6%	12/31/2019	2.85	0	0	1.00%	18.9%	12/31/2019	2.95	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.67	0	$0	0.50%	18.9%	12/31/2023	$3.85	0	$0	0.25%	19.2%	12/31/2023	$4.04	0	$0	0.00%	19.5%
12/31/2022	3.09	0	0	0.50%	-18.1%	12/31/2022	3.23	0	0	0.25%	-17.9%	12/31/2022	3.38	0	0	0.00%	-17.7%
12/31/2021	3.77	0	0	0.50%	25.6%	12/31/2021	3.93	0	0	0.25%	25.9%	12/31/2021	4.10	0	0	0.00%	26.2%
12/31/2020	3.00	0	0	0.50%	-2.2%	12/31/2020	3.12	0	0	0.25%	-2.0%	12/31/2020	3.25	0	0	0.00%	-1.7%
12/31/2019	3.07	0	0	0.50%	19.5%	12/31/2019	3.19	0	0	0.25%	19.8%	12/31/2019	3.31	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund Institutional Class - 06-704 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.04
Band 100	-	-	2.09
Band 75	-	-	2.15
Band 50	-	-	2.22
Band 25	-	-	2.28
Band 0	-	-	2.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	0	$0	1.25%	18.6%	12/31/2023	$2.09	0	$0	1.00%	18.9%	12/31/2023	$2.15	0	$0	0.75%	19.2%
12/31/2022	1.72	0	0	1.25%	-18.3%	12/31/2022	1.76	0	0	1.00%	-18.1%	12/31/2022	1.81	0	0	0.75%	-17.9%
12/31/2021	2.10	0	0	1.25%	25.2%	12/31/2021	2.15	0	0	1.00%	25.5%	12/31/2021	2.20	0	0	0.75%	25.8%
12/31/2020	1.68	0	0	1.25%	-2.5%	12/31/2020	1.71	0	0	1.00%	-2.2%	12/31/2020	1.75	0	0	0.75%	-2.0%
12/31/2019	1.72	0	0	1.25%	19.1%	12/31/2019	1.75	0	0	1.00%	19.4%	12/31/2019	1.78	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.22	0	$0	0.50%	19.5%	12/31/2023	$2.28	0	$0	0.25%	19.8%	12/31/2023	$2.34	0	$0	0.00%	20.1%
12/31/2022	1.85	0	0	0.50%	-17.7%	12/31/2022	1.90	0	0	0.25%	-17.5%	12/31/2022	1.95	0	0	0.00%	-17.3%
12/31/2021	2.25	0	0	0.50%	26.1%	12/31/2021	2.31	0	0	0.25%	26.4%	12/31/2021	2.36	0	0	0.00%	26.8%
12/31/2020	1.79	0	0	0.50%	-1.7%	12/31/2020	1.82	0	0	0.25%	-1.5%	12/31/2020	1.86	0	0	0.00%	-1.2%
12/31/2019	1.82	0	0	0.50%	20.0%	12/31/2019	1.85	0	0	0.25%	20.3%	12/31/2019	1.89	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund A Class - 06-967

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101,071	$104,919	5,714
Receivables: investments sold	12
Payables: investments purchased	-
Net assets	$101,083

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,083	33,795	$2.99
Band 100	-	-	3.10
Band 75	-	-	3.21
Band 50	-	-	3.32
Band 25	-	-	3.44
Band 0	-	-	3.56
Total	$101,083	33,795

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$116
Mortality & expense charges			(1,154)
Net investment income (loss)			(1,038)

Gain (loss) on investments:
Net realized gain (loss)			(2,120)
Realized gain distributions			1,315
Net change in unrealized appreciation (depreciation)			16,155
Net gain (loss)			15,350

Increase (decrease) in net assets from operations			$14,312

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,038)	$(705)
Net realized gain (loss)		(2,120)	2,915
Realized gain distributions		1,315	7,699
Net change in unrealized appreciation (depreciation)		16,155	(40,761)

Increase (decrease) in net assets from operations		14,312	(30,852)

Contract owner transactions:
Proceeds from units sold		7,403	8,926
Cost of units redeemed		(17,438)	(40,618)
Account charges		(48)	(140)
Increase (decrease)		(10,083)	(31,832)
Net increase (decrease)		4,229	(62,684)
Net assets, beginning		96,854	159,538
Net assets, ending		$101,083	$96,854

Units sold		2,716	3,377
Units redeemed		(6,239)	(13,469)
Net increase (decrease)		(3,523)	(10,092)
Units outstanding, beginning		37,318	47,410
Units outstanding, ending		33,795	37,318

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,146,396
Cost of units redeemed/account charges			(20,643,594)
Net investment income (loss)			(192,903)
Net realized gain (loss)			1,294,143
Realized gain distributions			1,500,889
Net change in unrealized appreciation (depreciation)			(3,848)
Net assets			$101,083
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.99	34	$101	1.25%	15.2%	12/31/2023	$3.10	0	$0	1.00%	15.5%	12/31/2023	$3.21	0	$0	0.75%	15.8%
12/31/2022	2.60	37	97	1.25%	-22.9%	12/31/2022	2.68	0	0	1.00%	-22.7%	12/31/2022	2.77	0	0	0.75%	-22.5%
12/31/2021	3.37	47	160	1.25%	25.6%	12/31/2021	3.47	0	0	1.00%	25.9%	12/31/2021	3.57	0	0	0.75%	26.3%
12/31/2020	2.68	231	618	1.25%	13.8%	12/31/2020	2.75	0	0	1.00%	14.0%	12/31/2020	2.83	0	0	0.75%	14.3%
12/31/2019	2.35	300	706	1.25%	21.3%	12/31/2019	2.41	0	0	1.00%	21.6%	12/31/2019	2.48	0	0	0.75%	21.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.32	0	$0	0.50%	16.1%	12/31/2023	$3.44	0	$0	0.25%	16.4%	12/31/2023	$3.56	0	$0	0.00%	16.7%
12/31/2022	2.86	0	0	0.50%	-22.3%	12/31/2022	2.96	0	0	0.25%	-22.1%	12/31/2022	3.05	0	0	0.00%	-21.9%
12/31/2021	3.68	0	0	0.50%	26.6%	12/31/2021	3.80	0	0	0.25%	26.9%	12/31/2021	3.91	0	0	0.00%	27.2%
12/31/2020	2.91	0	0	0.50%	14.6%	12/31/2020	2.99	0	0	0.25%	14.9%	12/31/2020	3.07	0	0	0.00%	15.2%
12/31/2019	2.54	0	0	0.50%	22.2%	12/31/2019	2.60	0	0	0.25%	22.6%	12/31/2019	2.67	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.5%
2021	0.0%
2020	0.2%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund P Class - 06-025

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$352,941	$386,076	20,674
Receivables: investments sold	385
Payables: investments purchased	-
Net assets	$353,326

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$321,127	170,085	$1.89
Band 100	32,199	16,614	1.94
Band 75	-	-	1.99
Band 50	-	-	2.04
Band 25	-	-	2.10
Band 0	-	-	2.15
Total	$353,326	186,699

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,391)
Net investment income (loss)			(4,391)

Gain (loss) on investments:
Net realized gain (loss)			(26,167)
Realized gain distributions			4,925
Net change in unrealized appreciation (depreciation)			76,215
Net gain (loss)			54,973

Increase (decrease) in net assets from operations			$50,582

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,391)	$(4,355)
Net realized gain (loss)		(26,167)	(33,288)
Realized gain distributions		4,925	32,759
Net change in unrealized appreciation (depreciation)		76,215	(166,028)

Increase (decrease) in net assets from operations		50,582	(170,912)

Contract owner transactions:
Proceeds from units sold		28,577	22,297
Cost of units redeemed		(120,967)	(274,951)
Account charges		(358)	(387)
Increase (decrease)		(92,748)	(253,041)
Net increase (decrease)		(42,166)	(423,953)
Net assets, beginning		395,492	819,445
Net assets, ending		$353,326	$395,492

Units sold		18,414	12,674
Units redeemed		(71,821)	(156,059)
Net increase (decrease)		(53,407)	(143,385)
Units outstanding, beginning		240,106	383,491
Units outstanding, ending		186,699	240,106

* Date of Fund Inception into Variable Account: 7 /12 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,677,763
Cost of units redeemed/account charges			(1,741,321)
Net investment income (loss)			(81,338)
Net realized gain (loss)			(93,814)
Realized gain distributions			625,171
Net change in unrealized appreciation (depreciation)			(33,135)
Net assets			$353,326
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	170	$321	1.25%	15.1%	12/31/2023	$1.94	17	$32	1.00%	15.4%	12/31/2023	$1.99	0	$0	0.75%	15.6%
12/31/2022	1.64	202	331	1.25%	-23.0%	12/31/2022	1.68	38	65	1.00%	-22.9%	12/31/2022	1.72	0	0	0.75%	-22.7%
12/31/2021	2.13	345	735	1.25%	25.4%	12/31/2021	2.18	39	84	1.00%	25.7%	12/31/2021	2.22	0	0	0.75%	26.0%
12/31/2020	1.70	309	525	1.25%	13.5%	12/31/2020	1.73	39	68	1.00%	13.8%	12/31/2020	1.77	0	0	0.75%	14.1%
12/31/2019	1.50	420	629	1.25%	21.1%	12/31/2019	1.52	39	60	1.00%	21.4%	12/31/2019	1.55	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	0	$0	0.50%	15.9%	12/31/2023	$2.10	0	$0	0.25%	16.2%	12/31/2023	$2.15	0	$0	0.00%	16.5%
12/31/2022	1.76	0	0	0.50%	-22.5%	12/31/2022	1.80	0	0	0.25%	-22.3%	12/31/2022	1.85	0	0	0.00%	-22.1%
12/31/2021	2.27	0	0	0.50%	26.3%	12/31/2021	2.32	0	0	0.25%	26.6%	12/31/2021	2.37	0	0	0.00%	26.9%
12/31/2020	1.80	0	0	0.50%	14.4%	12/31/2020	1.83	0	0	0.25%	14.7%	12/31/2020	1.87	0	0	0.00%	14.9%
12/31/2019	1.57	0	0	0.50%	22.0%	12/31/2019	1.60	0	0	0.25%	22.3%	12/31/2019	1.62	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.3%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R3 Class - 06-968

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$333,086	$358,258	19,862
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$333,090

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$247,581	85,266	$2.90
Band 100	85,509	28,434	3.01
Band 75	-	-	3.11
Band 50	-	-	3.23
Band 25	-	-	3.34
Band 0	-	-	3.46
Total	$333,090	113,700

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,455)
Net investment income (loss)			(4,455)

Gain (loss) on investments:
Net realized gain (loss)			(20,469)
Realized gain distributions			4,612
Net change in unrealized appreciation (depreciation)			75,723
Net gain (loss)			59,866

Increase (decrease) in net assets from operations			$55,411

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,455)	$(3,846)
Net realized gain (loss)		(20,469)	(7,630)
Realized gain distributions		4,612	34,011
Net change in unrealized appreciation (depreciation)		75,723	(161,593)

Increase (decrease) in net assets from operations		55,411	(139,058)

Contract owner transactions:
Proceeds from units sold		23,883	30,090
Cost of units redeemed		(149,399)	(171,427)
Account charges		(394)	(409)
Increase (decrease)		(125,910)	(141,746)
Net increase (decrease)		(70,499)	(280,804)
Net assets, beginning		403,589	684,393
Net assets, ending		$333,090	$403,589

Units sold		9,126	11,300
Units redeemed		(54,341)	(59,603)
Net increase (decrease)		(45,215)	(48,303)
Units outstanding, beginning		158,915	207,218
Units outstanding, ending		113,700	158,915

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,770,506
Cost of units redeemed/account charges			(5,440,138)
Net investment income (loss)			(153,569)
Net realized gain (loss)			173,927
Realized gain distributions			1,007,536
Net change in unrealized appreciation (depreciation)			(25,172)
Net assets			$333,090
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.90	85	$248	1.25%	15.0%	12/31/2023	$3.01	28	$86	1.00%	15.3%	12/31/2023	$3.11	0	$0	0.75%	15.6%
12/31/2022	2.52	130	328	1.25%	-23.1%	12/31/2022	2.61	29	76	1.00%	-22.9%	12/31/2022	2.69	0	0	0.75%	-22.7%
12/31/2021	3.28	163	534	1.25%	25.3%	12/31/2021	3.38	44	150	1.00%	25.6%	12/31/2021	3.48	0	0	0.75%	25.9%
12/31/2020	2.62	219	573	1.25%	13.5%	12/31/2020	2.69	55	149	1.00%	13.7%	12/31/2020	2.77	0	0	0.75%	14.0%
12/31/2019	2.31	235	542	1.25%	21.0%	12/31/2019	2.37	64	151	1.00%	21.3%	12/31/2019	2.43	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.23	0	$0	0.50%	15.9%	12/31/2023	$3.34	0	$0	0.25%	16.2%	12/31/2023	$3.46	0	$0	0.00%	16.5%
12/31/2022	2.78	0	0	0.50%	-22.5%	12/31/2022	2.88	0	0	0.25%	-22.3%	12/31/2022	2.97	0	0	0.00%	-22.1%
12/31/2021	3.59	0	0	0.50%	26.2%	12/31/2021	3.70	0	0	0.25%	26.6%	12/31/2021	3.81	0	0	0.00%	26.9%
12/31/2020	2.84	0	0	0.50%	14.3%	12/31/2020	2.92	0	0	0.25%	14.6%	12/31/2020	3.01	0	0	0.00%	14.9%
12/31/2019	2.49	0	0	0.50%	21.9%	12/31/2019	2.55	0	0	0.25%	22.2%	12/31/2019	2.62	0	0	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.3%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund I Class - 06-948

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,370	$145,320	4,148
Receivables: investments sold	-
Payables: investments purchased	(4,206)
Net assets	$142,164

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$142,164	51,226	$2.78
Band 100	-	-	2.84
Band 75	-	-	2.90
Band 50	-	-	2.97
Band 25	-	-	3.04
Band 0	-	-	3.10
Total	$142,164	51,226

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,477)
Net investment income (loss)			(1,477)

Gain (loss) on investments:
Net realized gain (loss)			(669)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			34,806
Net gain (loss)			34,137

Increase (decrease) in net assets from operations			$32,660

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,477)	$(1,318)
Net realized gain (loss)		(669)	(1,031)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		34,806	(53,787)

Increase (decrease) in net assets from operations		32,660	(56,136)

Contract owner transactions:
Proceeds from units sold		20,745	17,714
Cost of units redeemed		(5,729)	(6,116)
Account charges		-	-
Increase (decrease)		15,016	11,598
Net increase (decrease)		47,676	(44,538)
Net assets, beginning		94,488	139,026
Net assets, ending		$142,164	$94,488

Units sold		8,605	7,273
Units redeemed		(2,201)	(2,358)
Net increase (decrease)		6,404	4,915
Units outstanding, beginning		44,822	39,907
Units outstanding, ending		51,226	44,822

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$372,770
Cost of units redeemed/account charges			(331,195)
Net investment income (loss)			(10,845)
Net realized gain (loss)			35,014
Realized gain distributions			75,370
Net change in unrealized appreciation (depreciation)			1,050
Net assets			$142,164
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.78	51	$142	1.25%	31.6%	12/31/2023	$2.84	0	$0	1.00%	32.0%	12/31/2023	$2.90	0	$0	0.75%	32.3%
12/31/2022	2.11	45	94	1.25%	-39.5%	12/31/2022	2.15	0	0	1.00%	-39.3%	12/31/2022	2.19	0	0	0.75%	-39.2%
12/31/2021	3.48	40	139	1.25%	7.6%	12/31/2021	3.54	0	0	1.00%	7.9%	12/31/2021	3.61	0	0	0.75%	8.1%
12/31/2020	3.24	43	138	1.25%	75.3%	12/31/2020	3.29	0	0	1.00%	75.7%	12/31/2020	3.34	0	0	0.75%	76.2%
12/31/2019	1.85	91	168	1.25%	33.4%	12/31/2019	1.87	0	0	1.00%	33.7%	12/31/2019	1.89	0	0	0.75%	34.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.97	0	$0	0.50%	32.6%	12/31/2023	$3.04	0	$0	0.25%	33.0%	12/31/2023	$3.10	0	$0	0.00%	33.3%
12/31/2022	2.24	0	0	0.50%	-39.0%	12/31/2022	2.28	0	0	0.25%	-38.9%	12/31/2022	2.33	0	0	0.00%	-38.7%
12/31/2021	3.67	0	0	0.50%	8.4%	12/31/2021	3.73	0	0	0.25%	8.7%	12/31/2021	3.80	0	0	0.00%	8.9%
12/31/2020	3.39	0	0	0.50%	76.6%	12/31/2020	3.44	0	0	0.25%	77.0%	12/31/2020	3.49	0	0	0.00%	77.5%
12/31/2019	1.92	0	0	0.50%	34.4%	12/31/2019	1.94	0	0	0.25%	34.8%	12/31/2019	1.97	0	0	0.00%	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund I Class - 06-949

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$206,951	$222,860	23,432
Receivables: investments sold	194
Payables: investments purchased	-
Net assets	$207,145

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$207,145	203,981	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.06
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.14
Total	$207,145	203,981

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,896
Mortality & expense charges			(2,045)
Net investment income (loss)			5,851

Gain (loss) on investments:
Net realized gain (loss)			(1,376)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,548
Net gain (loss)			1,172

Increase (decrease) in net assets from operations			$7,023

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,851	$2,483
Net realized gain (loss)		(1,376)	(6,734)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,548	(17,301)

Increase (decrease) in net assets from operations		7,023	(21,552)

Contract owner transactions:
Proceeds from units sold		109,215	8,240
Cost of units redeemed		(4,934)	(43,393)
Account charges		-	-
Increase (decrease)		104,281	(35,153)
Net increase (decrease)		111,304	(56,705)
Net assets, beginning		95,841	152,546
Net assets, ending		$207,145	$95,841

Units sold		109,802	8,178
Units redeemed		(5,022)	(43,259)
Net increase (decrease)		104,780	(35,081)
Units outstanding, beginning		99,201	134,282
Units outstanding, ending		203,981	99,201

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$812,264
Cost of units redeemed/account charges			(606,026)
Net investment income (loss)			28,491
Net realized gain (loss)			(16,769)
Realized gain distributions			5,094
Net change in unrealized appreciation (depreciation)			(15,909)
Net assets			$207,145
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	204	$207	1.25%	5.1%	12/31/2023	$1.04	0	$0	1.00%	5.4%	12/31/2023	$1.06	0	$0	0.75%	5.6%
12/31/2022	0.97	99	96	1.25%	-15.0%	12/31/2022	0.99	0	0	1.00%	-14.7%	12/31/2022	1.01	0	0	0.75%	-14.5%
12/31/2021	1.14	134	153	1.25%	-1.1%	12/31/2021	1.16	0	0	1.00%	-0.9%	12/31/2021	1.18	0	0	0.75%	-0.6%
12/31/2020	1.15	136	156	1.25%	6.2%	12/31/2020	1.17	0	0	1.00%	6.5%	12/31/2020	1.18	0	0	0.75%	6.8%
12/31/2019	1.08	67	73	1.25%	7.2%	12/31/2019	1.10	0	0	1.00%	7.5%	12/31/2019	1.11	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	5.9%	12/31/2023	$1.11	0	$0	0.25%	6.2%	12/31/2023	$1.14	0	$0	0.00%	6.4%
12/31/2022	1.03	0	0	0.50%	-14.3%	12/31/2022	1.05	0	0	0.25%	-14.1%	12/31/2022	1.07	0	0	0.00%	-13.9%
12/31/2021	1.20	0	0	0.50%	-0.4%	12/31/2021	1.22	0	0	0.25%	-0.1%	12/31/2021	1.24	0	0	0.00%	0.1%
12/31/2020	1.20	0	0	0.50%	7.0%	12/31/2020	1.22	0	0	0.25%	7.3%	12/31/2020	1.24	0	0	0.00%	7.6%
12/31/2019	1.12	0	0	0.50%	8.0%	12/31/2019	1.14	0	0	0.25%	8.3%	12/31/2019	1.15	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.2%
2022	3.2%
2021	2.3%
2020	3.1%
2019	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund R3 Class - 06-951

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$481,040	$450,485	15,416
Receivables: investments sold	3,180
Payables: investments purchased	-
Net assets	$484,220

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$484,220	182,531	$2.65
Band 100	-	-	2.71
Band 75	-	-	2.77
Band 50	-	-	2.84
Band 25	-	-	2.90
Band 0	-	-	2.97
Total	$484,220	182,531

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,029)
Net investment income (loss)			(5,029)

Gain (loss) on investments:
Net realized gain (loss)			(2,045)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			115,957
Net gain (loss)			113,912

Increase (decrease) in net assets from operations			$108,883

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,029)	$(3,995)
Net realized gain (loss)		(2,045)	(18,926)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		115,957	(115,552)

Increase (decrease) in net assets from operations		108,883	(138,473)

Contract owner transactions:
Proceeds from units sold		51,367	424,599
Cost of units redeemed		(11,949)	(136,451)
Account charges		(108)	(120)
Increase (decrease)		39,310	288,028
Net increase (decrease)		148,193	149,555
Net assets, beginning		336,027	186,472
Net assets, ending		$484,220	$336,027

Units sold		22,145	165,732
Units redeemed		(5,483)	(55,308)
Net increase (decrease)		16,662	110,424
Units outstanding, beginning		165,869	55,445
Units outstanding, ending		182,531	165,869

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$680,613
Cost of units redeemed/account charges			(290,546)
Net investment income (loss)			(16,565)
Net realized gain (loss)			6,357
Realized gain distributions			73,806
Net change in unrealized appreciation (depreciation)			30,555
Net assets			$484,220
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.65	183	$484	1.25%	30.9%	12/31/2023	$2.71	0	$0	1.00%	31.3%	12/31/2023	$2.77	0	$0	0.75%	31.6%
12/31/2022	2.03	166	336	1.25%	-39.8%	12/31/2022	2.07	0	0	1.00%	-39.6%	12/31/2022	2.11	0	0	0.75%	-39.5%
12/31/2021	3.36	55	186	1.25%	7.1%	12/31/2021	3.42	0	0	1.00%	7.3%	12/31/2021	3.48	0	0	0.75%	7.6%
12/31/2020	3.14	43	137	1.25%	74.4%	12/31/2020	3.19	0	0	1.00%	74.8%	12/31/2020	3.24	0	0	0.75%	75.2%
12/31/2019	1.80	42	75	1.25%	32.7%	12/31/2019	1.82	0	0	1.00%	33.0%	12/31/2019	1.85	0	0	0.75%	33.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.84	0	$0	0.50%	31.9%	12/31/2023	$2.90	0	$0	0.25%	32.3%	12/31/2023	$2.97	0	$0	0.00%	32.6%
12/31/2022	2.15	0	0	0.50%	-39.3%	12/31/2022	2.19	0	0	0.25%	-39.2%	12/31/2022	2.24	0	0	0.00%	-39.0%
12/31/2021	3.54	0	0	0.50%	7.9%	12/31/2021	3.61	0	0	0.25%	8.1%	12/31/2021	3.67	0	0	0.00%	8.4%
12/31/2020	3.28	0	0	0.50%	75.7%	12/31/2020	3.33	0	0	0.25%	76.1%	12/31/2020	3.38	0	0	0.00%	76.6%
12/31/2019	1.87	0	0	0.50%	33.7%	12/31/2019	1.89	0	0	0.25%	34.0%	12/31/2019	1.92	0	0	0.00%	34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R3 Class - 06-952

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,771	$45,149	4,549
Receivables: investments sold	357
Payables: investments purchased	-
Net assets	$40,128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,128	41,376	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$40,128	41,376

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,589
Mortality & expense charges			(471)
Net investment income (loss)			1,118

Gain (loss) on investments:
Net realized gain (loss)			(1,088)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,798
Net gain (loss)			710

Increase (decrease) in net assets from operations			$1,828

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,118	$799
Net realized gain (loss)		(1,088)	(2,249)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,798	(8,767)

Increase (decrease) in net assets from operations		1,828	(10,217)

Contract owner transactions:
Proceeds from units sold		3,185	4,784
Cost of units redeemed		(6,801)	(67,989)
Account charges		-	-
Increase (decrease)		(3,616)	(63,205)
Net increase (decrease)		(1,788)	(73,422)
Net assets, beginning		41,916	115,338
Net assets, ending		$40,128	$41,916

Units sold		3,403	5,003
Units redeemed		(7,214)	(64,958)
Net increase (decrease)		(3,811)	(59,955)
Units outstanding, beginning		45,187	105,142
Units outstanding, ending		41,376	45,187

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,032,637
Cost of units redeemed/account charges			(1,008,490)
Net investment income (loss)			28,166
Net realized gain (loss)			(13,340)
Realized gain distributions			6,533
Net change in unrealized appreciation (depreciation)			(5,378)
Net assets			$40,128
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	41	$40	1.25%	4.6%	12/31/2023	$0.99	0	$0	1.00%	4.8%	12/31/2023	$1.01	0	$0	0.75%	5.1%
12/31/2022	0.93	45	42	1.25%	-15.4%	12/31/2022	0.95	0	0	1.00%	-15.2%	12/31/2022	0.97	0	0	0.75%	-15.0%
12/31/2021	1.10	105	115	1.25%	-1.6%	12/31/2021	1.12	0	0	1.00%	-1.3%	12/31/2021	1.14	0	0	0.75%	-1.1%
12/31/2020	1.11	115	128	1.25%	5.6%	12/31/2020	1.13	0	0	1.00%	5.9%	12/31/2020	1.15	0	0	0.75%	6.1%
12/31/2019	1.06	111	117	1.25%	6.7%	12/31/2019	1.07	0	0	1.00%	7.0%	12/31/2019	1.08	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	5.3%	12/31/2023	$1.06	0	$0	0.25%	5.6%	12/31/2023	$1.08	0	$0	0.00%	5.9%
12/31/2022	0.98	0	0	0.50%	-14.8%	12/31/2022	1.00	0	0	0.25%	-14.6%	12/31/2022	1.02	0	0	0.00%	-14.4%
12/31/2021	1.16	0	0	0.50%	-0.8%	12/31/2021	1.18	0	0	0.25%	-0.6%	12/31/2021	1.20	0	0	0.00%	-0.3%
12/31/2020	1.17	0	0	0.50%	6.4%	12/31/2020	1.18	0	0	0.25%	6.7%	12/31/2020	1.20	0	0	0.00%	6.9%
12/31/2019	1.10	0	0	0.50%	7.5%	12/31/2019	1.11	0	0	0.25%	7.8%	12/31/2019	1.12	0	0	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	1.8%
2021	1.8%
2020	2.0%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,678	$22,214	5,416
Receivables: investments sold	15,509
Payables: investments purchased	-
Net assets	$38,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$38,187	28,870	$1.32
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.43
Band 0	-	-	1.46
Total	$38,187	28,870

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$599
Mortality & expense charges			(133)
Net investment income (loss)			466

Gain (loss) on investments:
Net realized gain (loss)			(88)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			554
Net gain (loss)			466

Increase (decrease) in net assets from operations			$932

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$466	$25
Net realized gain (loss)		(88)	(82)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		554	(70)

Increase (decrease) in net assets from operations		932	(127)

Contract owner transactions:
Proceeds from units sold		37,790	662
Cost of units redeemed		(1,459)	(1,196)
Account charges		(72)	(4)
Increase (decrease)		36,259	(538)
Net increase (decrease)		37,191	(665)
Net assets, beginning		996	1,661
Net assets, ending		$38,187	$996

Units sold		29,280	528
Units redeemed		(1,206)	(879)
Net increase (decrease)		28,074	(351)
Units outstanding, beginning		796	1,147
Units outstanding, ending		28,870	796

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$70,378
Cost of units redeemed/account charges			(34,109)
Net investment income (loss)			989
Net realized gain (loss)			449
Realized gain distributions			16
Net change in unrealized appreciation (depreciation)			464
Net assets			$38,187
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	29	$38	1.25%	5.8%	12/31/2023	$1.35	0	$0	1.00%	6.0%	12/31/2023	$1.38	0	$0	0.75%	6.3%
12/31/2022	1.25	1	1	1.25%	-13.6%	12/31/2022	1.27	0	0	1.00%	-13.4%	12/31/2022	1.29	0	0	0.75%	-13.2%
12/31/2021	1.45	1	2	1.25%	2.1%	12/31/2021	1.47	0	0	1.00%	2.4%	12/31/2021	1.49	0	0	0.75%	2.6%
12/31/2020	1.42	3	4	1.25%	6.3%	12/31/2020	1.44	0	0	1.00%	6.6%	12/31/2020	1.45	0	0	0.75%	6.8%
12/31/2019	1.33	2	3	1.25%	12.3%	12/31/2019	1.35	0	0	1.00%	12.6%	12/31/2019	1.36	0	0	0.75%	12.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	6.6%	12/31/2023	$1.43	0	$0	0.25%	6.8%	12/31/2023	$1.46	0	$0	0.00%	7.1%
12/31/2022	1.32	0	0	0.50%	-13.0%	12/31/2022	1.34	0	0	0.25%	-12.7%	12/31/2022	1.36	0	0	0.00%	-12.5%
12/31/2021	1.51	0	0	0.50%	2.9%	12/31/2021	1.54	0	0	0.25%	3.1%	12/31/2021	1.56	0	0	0.00%	3.4%
12/31/2020	1.47	0	0	0.50%	7.1%	12/31/2020	1.49	0	0	0.25%	7.4%	12/31/2020	1.51	0	0	0.00%	7.6%
12/31/2019	1.37	0	0	0.50%	13.2%	12/31/2019	1.39	0	0	0.25%	13.5%	12/31/2019	1.40	0	0	0.00%	13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.6%
2021	15.2%
2020	4.5%
2019	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Dividend Growth Fund R5 Class - 06-CJV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,875	$85,479	4,874
Receivables: investments sold	-
Payables: investments purchased	(40)
Net assets	$95,835

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,835	40,451	$2.37
Band 100	-	-	2.42
Band 75	-	-	2.46
Band 50	-	-	2.51
Band 25	-	-	2.56
Band 0	-	-	2.62
Total	$95,835	40,451

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,046
Mortality & expense charges			(1,075)
Net investment income (loss)			(29)

Gain (loss) on investments:
Net realized gain (loss)			1,313
Realized gain distributions			527
Net change in unrealized appreciation (depreciation)			10,391
Net gain (loss)			12,231

Increase (decrease) in net assets from operations			$12,202

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(29)	$(101)
Net realized gain (loss)		1,313	(14,578)
Realized gain distributions		527	493
Net change in unrealized appreciation (depreciation)		10,391	(546)

Increase (decrease) in net assets from operations		12,202	(14,732)

Contract owner transactions:
Proceeds from units sold		95,873	185,351
Cost of units redeemed		(22,376)	(263,852)
Account charges		(715)	(343)
Increase (decrease)		72,782	(78,844)
Net increase (decrease)		84,984	(93,576)
Net assets, beginning		10,851	104,427
Net assets, ending		$95,835	$10,851

Units sold		45,689	91,637
Units redeemed		(10,515)	(129,801)
Net increase (decrease)		35,174	(38,164)
Units outstanding, beginning		5,277	43,441
Units outstanding, ending		40,451	5,277

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$399,848
Cost of units redeemed/account charges			(314,202)
Net investment income (loss)			55
Net realized gain (loss)			(9,123)
Realized gain distributions			8,861
Net change in unrealized appreciation (depreciation)			10,396
Net assets			$95,835
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.37	40	$96	1.25%	15.2%	12/31/2023	$2.42	0	$0	1.00%	15.5%	12/31/2023	$2.46	0	$0	0.75%	15.8%
12/31/2022	2.06	5	11	1.25%	-14.5%	12/31/2022	2.09	0	0	1.00%	-14.2%	12/31/2022	2.13	0	0	0.75%	-14.0%
12/31/2021	2.40	43	104	1.25%	24.5%	12/31/2021	2.44	0	0	1.00%	24.8%	12/31/2021	2.48	0	0	0.75%	25.1%
12/31/2020	1.93	4	8	1.25%	14.4%	12/31/2020	1.95	0	0	1.00%	14.7%	12/31/2020	1.98	0	0	0.75%	15.0%
12/31/2019	1.69	4	7	1.25%	25.4%	12/31/2019	1.70	0	0	1.00%	25.7%	12/31/2019	1.72	0	0	0.75%	26.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.51	0	$0	0.50%	16.1%	12/31/2023	$2.56	0	$0	0.25%	16.4%	12/31/2023	$2.62	0	$0	0.00%	16.7%
12/31/2022	2.17	0	0	0.50%	-13.8%	12/31/2022	2.20	0	0	0.25%	-13.6%	12/31/2022	2.24	0	0	0.00%	-13.4%
12/31/2021	2.51	0	0	0.50%	25.5%	12/31/2021	2.55	0	0	0.25%	25.8%	12/31/2021	2.59	0	0	0.00%	26.1%
12/31/2020	2.00	0	0	0.50%	15.3%	12/31/2020	2.03	0	0	0.25%	15.5%	12/31/2020	2.05	0	0	0.00%	15.8%
12/31/2019	1.74	0	0	0.50%	26.3%	12/31/2019	1.76	0	0	0.25%	26.6%	12/31/2019	1.77	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.2%
2021	1.1%
2020	1.2%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R5 Class - 06-CJW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,653	$3,145	109
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$2,653

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,653	1,201	$2.21
Band 100	-	-	2.25
Band 75	-	-	2.30
Band 50	-	-	2.34
Band 25	-	-	2.39
Band 0	-	-	2.44
Total	$2,653	1,201

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(31)
Net investment income (loss)			(31)

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			226
Net gain (loss)			215

Increase (decrease) in net assets from operations			$184

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31)	$(858)
Net realized gain (loss)		(11)	(194,343)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		226	64,870

Increase (decrease) in net assets from operations		184	(130,331)

Contract owner transactions:
Proceeds from units sold		15	10,491
Cost of units redeemed		-	(404,265)
Account charges		(12)	(428)
Increase (decrease)		3	(394,202)
Net increase (decrease)		187	(524,533)
Net assets, beginning		2,466	526,999
Net assets, ending		$2,653	$2,466

Units sold		7	5,120
Units redeemed		(5)	(166,116)
Net increase (decrease)		2	(160,996)
Units outstanding, beginning		1,199	162,195
Units outstanding, ending		1,201	1,199

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,388,751
Cost of units redeemed/account charges			(7,872,692)
Net investment income (loss)			(62,657)
Net realized gain (loss)			(492,870)
Realized gain distributions			42,613
Net change in unrealized appreciation (depreciation)			(492)
Net assets			$2,653
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.21	1	$3	1.25%	7.4%	12/31/2023	$2.25	0	$0	1.00%	7.7%	12/31/2023	$2.30	0	$0	0.75%	7.9%
12/31/2022	2.06	1	2	1.25%	-36.7%	12/31/2022	2.09	0	0	1.00%	-36.6%	12/31/2022	2.13	0	0	0.75%	-36.4%
12/31/2021	3.25	162	527	1.25%	-3.6%	12/31/2021	3.30	0	0	1.00%	-3.4%	12/31/2021	3.35	0	0	0.75%	-3.1%
12/31/2020	3.37	0	0	1.25%	70.8%	12/31/2020	3.41	0	0	1.00%	71.2%	12/31/2020	3.46	0	0	0.75%	71.7%
12/31/2019	1.97	0	0	1.25%	30.7%	12/31/2019	1.99	0	0	1.00%	31.0%	12/31/2019	2.01	0	0	0.75%	31.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.34	0	$0	0.50%	8.2%	12/31/2023	$2.39	0	$0	0.25%	8.5%	12/31/2023	$2.44	0	$0	0.00%	8.7%
12/31/2022	2.17	0	0	0.50%	-36.2%	12/31/2022	2.20	0	0	0.25%	-36.1%	12/31/2022	2.24	0	0	0.00%	-35.9%
12/31/2021	3.40	0	0	0.50%	-2.9%	12/31/2021	3.45	0	0	0.25%	-2.7%	12/31/2021	3.50	0	0	0.00%	-2.4%
12/31/2020	3.50	0	0	0.50%	72.1%	12/31/2020	3.54	0	0	0.25%	72.5%	12/31/2020	3.59	0	0	0.00%	73.0%
12/31/2019	2.03	0	0	0.50%	31.7%	12/31/2019	2.05	0	0	0.25%	32.0%	12/31/2019	2.07	0	0	0.00%	32.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$95,342	$93,089	7,090
Receivables: investments sold	-
Payables: investments purchased	(40)
Net assets	$95,302

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$95,302	46,957	$2.03
Band 100	-	-	2.07
Band 75	-	-	2.11
Band 50	-	-	2.15
Band 25	-	-	2.20
Band 0	-	-	2.24
Total	$95,302	46,957

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$983
Mortality & expense charges			(1,086)
Net investment income (loss)			(103)

Gain (loss) on investments:
Net realized gain (loss)			(852)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,047
Net gain (loss)			10,195

Increase (decrease) in net assets from operations			$10,092

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(103)	$520
Net realized gain (loss)		(852)	(7,736)
Realized gain distributions		-	4,783
Net change in unrealized appreciation (depreciation)		11,047	(3,684)

Increase (decrease) in net assets from operations		10,092	(6,117)

Contract owner transactions:
Proceeds from units sold		13,635	37,126
Cost of units redeemed		(10,488)	(45,992)
Account charges		(768)	(778)
Increase (decrease)		2,379	(9,644)
Net increase (decrease)		12,471	(15,761)
Net assets, beginning		82,831	98,592
Net assets, ending		$95,302	$82,831

Units sold		7,318	21,611
Units redeemed		(6,052)	(24,679)
Net increase (decrease)		1,266	(3,068)
Units outstanding, beginning		45,691	48,759
Units outstanding, ending		46,957	45,691

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$148,545
Cost of units redeemed/account charges			(62,926)
Net investment income (loss)			1,277
Net realized gain (loss)			(8,812)
Realized gain distributions			14,965
Net change in unrealized appreciation (depreciation)			2,253
Net assets			$95,302
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.03	47	$95	1.25%	12.0%	12/31/2023	$2.07	0	$0	1.00%	12.2%	12/31/2023	$2.11	0	$0	0.75%	12.5%
12/31/2022	1.81	46	83	1.25%	-10.3%	12/31/2022	1.84	0	0	1.00%	-10.1%	12/31/2022	1.88	0	0	0.75%	-9.9%
12/31/2021	2.02	49	99	1.25%	27.7%	12/31/2021	2.05	0	0	1.00%	28.0%	12/31/2021	2.08	0	0	0.75%	28.3%
12/31/2020	1.58	0	0	1.25%	1.7%	12/31/2020	1.60	0	0	1.00%	2.0%	12/31/2020	1.62	0	0	0.75%	2.3%
12/31/2019	1.56	0	0	1.25%	21.4%	12/31/2019	1.57	0	0	1.00%	21.7%	12/31/2019	1.59	0	0	0.75%	22.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.15	0	$0	0.50%	12.8%	12/31/2023	$2.20	0	$0	0.25%	13.1%	12/31/2023	$2.24	0	$0	0.00%	13.4%
12/31/2022	1.91	0	0	0.50%	-9.7%	12/31/2022	1.94	0	0	0.25%	-9.4%	12/31/2022	1.98	0	0	0.00%	-9.2%
12/31/2021	2.11	0	0	0.50%	28.6%	12/31/2021	2.15	0	0	0.25%	28.9%	12/31/2021	2.18	0	0	0.00%	29.3%
12/31/2020	1.64	0	0	0.50%	2.5%	12/31/2020	1.66	0	0	0.25%	2.8%	12/31/2020	1.68	0	0	0.00%	3.0%
12/31/2019	1.60	0	0	0.50%	22.3%	12/31/2019	1.62	0	0	0.25%	22.6%	12/31/2019	1.64	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.8%
2021	2.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Leaders Fund R5 Class - 06-CJY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,472,445	$1,682,620	42,963
Receivables: investments sold	759
Payables: investments purchased	-
Net assets	$1,473,204

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,473,204	523,293	$2.82
Band 100	-	-	2.87
Band 75	-	-	2.93
Band 50	-	-	2.99
Band 25	-	-	3.05
Band 0	-	-	3.11
Total	$1,473,204	523,293

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,726)
Net investment income (loss)			(15,726)

Gain (loss) on investments:
Net realized gain (loss)			(39,502)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			404,037
Net gain (loss)			364,535

Increase (decrease) in net assets from operations			$348,809

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,726)	$(27,927)
Net realized gain (loss)		(39,502)	(620,848)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		404,037	(593,986)

Increase (decrease) in net assets from operations		348,809	(1,242,761)

Contract owner transactions:
Proceeds from units sold		201,676	181,499
Cost of units redeemed		(129,590)	(2,208,349)
Account charges		(191)	(317)
Increase (decrease)		71,895	(2,027,167)
Net increase (decrease)		420,704	(3,269,928)
Net assets, beginning		1,052,500	4,322,428
Net assets, ending		$1,473,204	$1,052,500

Units sold		85,254	114,071
Units redeemed		(54,032)	(845,211)
Net increase (decrease)		31,222	(731,140)
Units outstanding, beginning		492,071	1,223,211
Units outstanding, ending		523,293	492,071

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,938,563
Cost of units redeemed/account charges			(4,469,669)
Net investment income (loss)			(143,738)
Net realized gain (loss)			(30,276)
Realized gain distributions			1,388,499
Net change in unrealized appreciation (depreciation)			(210,175)
Net assets			$1,473,204
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.82	523	$1,473	1.25%	31.6%	12/31/2023	$2.87	0	$0	1.00%	31.9%	12/31/2023	$2.93	0	$0	0.75%	32.3%
12/31/2022	2.14	492	1,053	1.25%	-39.5%	12/31/2022	2.18	0	0	1.00%	-39.3%	12/31/2022	2.21	0	0	0.75%	-39.2%
12/31/2021	3.53	1,223	4,322	1.25%	7.6%	12/31/2021	3.59	0	0	1.00%	7.9%	12/31/2021	3.64	0	0	0.75%	8.1%
12/31/2020	3.28	637	2,092	1.25%	75.3%	12/31/2020	3.33	0	0	1.00%	75.7%	12/31/2020	3.37	0	0	0.75%	76.2%
12/31/2019	1.87	878	1,646	1.25%	33.4%	12/31/2019	1.89	0	0	1.00%	33.7%	12/31/2019	1.91	0	0	0.75%	34.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.99	0	$0	0.50%	32.6%	12/31/2023	$3.05	0	$0	0.25%	32.9%	12/31/2023	$3.11	0	$0	0.00%	33.3%
12/31/2022	2.25	0	0	0.50%	-39.0%	12/31/2022	2.29	0	0	0.25%	-38.9%	12/31/2022	2.33	0	0	0.00%	-38.7%
12/31/2021	3.69	0	0	0.50%	8.4%	12/31/2021	3.75	0	0	0.25%	8.7%	12/31/2021	3.81	0	0	0.00%	8.9%
12/31/2020	3.41	0	0	0.50%	76.6%	12/31/2020	3.45	0	0	0.25%	77.1%	12/31/2020	3.49	0	0	0.00%	77.5%
12/31/2019	1.93	0	0	0.50%	34.4%	12/31/2019	1.95	0	0	0.25%	34.7%	12/31/2019	1.97	0	0	0.00%	35.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Growth Opportunities Fund R5 Class - 06-CKC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.89
Band 100	-	-	1.92
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	0	$0	1.25%	9.7%	12/31/2023	$1.92	0	$0	1.00%	10.0%	12/31/2023	$1.96	0	$0	0.75%	10.3%
12/31/2022	1.72	0	0	1.25%	-33.3%	12/31/2022	1.75	0	0	1.00%	-33.1%	12/31/2022	1.78	0	0	0.75%	-32.9%
12/31/2021	2.58	0	0	1.25%	5.5%	12/31/2021	2.61	0	0	1.00%	5.8%	12/31/2021	2.65	0	0	0.75%	6.0%
12/31/2020	2.44	0	0	1.25%	38.7%	12/31/2020	2.47	0	0	1.00%	39.0%	12/31/2020	2.50	0	0	0.75%	39.4%
12/31/2019	1.76	0	0	1.25%	35.4%	12/31/2019	1.78	0	0	1.00%	35.7%	12/31/2019	1.80	0	0	0.75%	36.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.00	0	$0	0.50%	10.6%	12/31/2023	$2.04	0	$0	0.25%	10.8%	12/31/2023	$2.08	0	$0	0.00%	11.1%
12/31/2022	1.81	0	0	0.50%	-32.8%	12/31/2022	1.84	0	0	0.25%	-32.6%	12/31/2022	1.88	0	0	0.00%	-32.4%
12/31/2021	2.69	0	0	0.50%	6.3%	12/31/2021	2.73	0	0	0.25%	6.6%	12/31/2021	2.78	0	0	0.00%	6.8%
12/31/2020	2.53	0	0	0.50%	39.7%	12/31/2020	2.57	0	0	0.25%	40.1%	12/31/2020	2.60	0	0	0.00%	40.4%
12/31/2019	1.81	0	0	0.50%	36.4%	12/31/2019	1.83	0	0	0.25%	36.8%	12/31/2019	1.85	0	0	0.00%	37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R5 Class - 06-CKF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,160	$41,369	6,508
Receivables: investments sold	105
Payables: investments purchased	-
Net assets	$41,265

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,265	29,892	$1.38
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$41,265	29,892

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,615
Mortality & expense charges			(634)
Net investment income (loss)			2,981

Gain (loss) on investments:
Net realized gain (loss)			(2,480)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,108
Net gain (loss)			628

Increase (decrease) in net assets from operations			$3,609

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,981	$8,777
Net realized gain (loss)		(2,480)	(57,475)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,108	(1,609)

Increase (decrease) in net assets from operations		3,609	(50,307)

Contract owner transactions:
Proceeds from units sold		62,544	140,800
Cost of units redeemed		(75,939)	(428,334)
Account charges		(103)	(304)
Increase (decrease)		(13,498)	(287,838)
Net increase (decrease)		(9,889)	(338,145)
Net assets, beginning		51,154	389,299
Net assets, ending		$41,265	$51,154

Units sold		48,264	105,592
Units redeemed		(58,879)	(327,739)
Net increase (decrease)		(10,615)	(222,147)
Units outstanding, beginning		40,507	262,654
Units outstanding, ending		29,892	40,507

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,195,723
Cost of units redeemed/account charges			(12,040,590)
Net investment income (loss)			1,039,476
Net realized gain (loss)			(153,637)
Realized gain distributions			502
Net change in unrealized appreciation (depreciation)			(209)
Net assets			$41,265
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	30	$41	1.25%	9.3%	12/31/2023	$1.41	0	$0	1.00%	9.6%	12/31/2023	$1.44	0	$0	0.75%	9.9%
12/31/2022	1.26	41	51	1.25%	-14.8%	12/31/2022	1.28	0	0	1.00%	-14.6%	12/31/2022	1.31	0	0	0.75%	-14.4%
12/31/2021	1.48	263	389	1.25%	5.0%	12/31/2021	1.50	0	0	1.00%	5.2%	12/31/2021	1.53	0	0	0.75%	5.5%
12/31/2020	1.41	4,456	6,293	1.25%	3.3%	12/31/2020	1.43	0	0	1.00%	3.6%	12/31/2020	1.45	0	0	0.75%	3.8%
12/31/2019	1.37	4,711	6,438	1.25%	13.8%	12/31/2019	1.38	0	0	1.00%	14.0%	12/31/2019	1.39	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	10.1%	12/31/2023	$1.49	0	$0	0.25%	10.4%	12/31/2023	$1.52	0	$0	0.00%	10.7%
12/31/2022	1.33	0	0	0.50%	-14.2%	12/31/2022	1.35	0	0	0.25%	-13.9%	12/31/2022	1.38	0	0	0.00%	-13.7%
12/31/2021	1.55	0	0	0.50%	5.7%	12/31/2021	1.57	0	0	0.25%	6.0%	12/31/2021	1.60	0	0	0.00%	6.3%
12/31/2020	1.47	0	0	0.50%	4.1%	12/31/2020	1.48	0	0	0.25%	4.4%	12/31/2020	1.50	0	0	0.00%	4.6%
12/31/2019	1.41	0	0	0.50%	14.6%	12/31/2019	1.42	0	0	0.25%	14.9%	12/31/2019	1.44	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	7.8%
2022	5.1%
2021	5.3%
2020	5.1%
2019	5.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.84
Band 100	-	-	1.87
Band 75	-	-	1.91
Band 50	-	-	1.95
Band 25	-	-	1.99
Band 0	-	-	2.03
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	(17)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	(17)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	(77)
Account charges		-	-
Increase (decrease)		-	(77)
Net increase (decrease)		-	(94)
Net assets, beginning		-	94
Net assets, ending		$-	$-

Units sold		-	(1)
Units redeemed		-	(51)
Net increase (decrease)		-	(52)
Units outstanding, beginning		-	52
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$88
Cost of units redeemed/account charges			(77)
Net investment income (loss)			-
Net realized gain (loss)			(17)
Realized gain distributions			6
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.84	0	$0	1.25%	14.4%	12/31/2023	$1.87	0	$0	1.00%	14.7%	12/31/2023	$1.91	0	$0	0.75%	14.9%
12/31/2022	1.61	0	0	1.25%	-12.0%	12/31/2022	1.63	0	0	1.00%	-11.7%	12/31/2022	1.66	0	0	0.75%	-11.5%
12/31/2021	1.82	0	0	1.25%	27.6%	12/31/2021	1.85	0	0	1.00%	27.9%	12/31/2021	1.88	0	0	0.75%	28.2%
12/31/2020	1.43	0	0	1.25%	1.7%	12/31/2020	1.45	0	0	1.00%	2.0%	12/31/2020	1.47	0	0	0.75%	2.2%
12/31/2019	1.41	0	0	1.25%	21.7%	12/31/2019	1.42	0	0	1.00%	22.0%	12/31/2019	1.43	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.95	0	$0	0.50%	15.2%	12/31/2023	$1.99	0	$0	0.25%	15.5%	12/31/2023	$2.03	0	$0	0.00%	15.8%
12/31/2022	1.69	0	0	0.50%	-11.3%	12/31/2022	1.72	0	0	0.25%	-11.1%	12/31/2022	1.75	0	0	0.00%	-10.8%
12/31/2021	1.91	0	0	0.50%	28.6%	12/31/2021	1.94	0	0	0.25%	28.9%	12/31/2021	1.96	0	0	0.00%	29.2%
12/31/2020	1.48	0	0	0.50%	2.5%	12/31/2020	1.50	0	0	0.25%	2.7%	12/31/2020	1.52	0	0	0.00%	3.0%
12/31/2019	1.45	0	0	0.50%	22.6%	12/31/2019	1.46	0	0	0.25%	22.9%	12/31/2019	1.48	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Small Cap Value Fund R5 Class - 06-CKH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.78
Band 50	-	-	1.82
Band 25	-	-	1.86
Band 0	-	-	1.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	1.25%	18.6%	12/31/2023	$1.75	0	$0	1.00%	18.9%	12/31/2023	$1.78	0	$0	0.75%	19.1%
12/31/2022	1.45	0	0	1.25%	-18.3%	12/31/2022	1.47	0	0	1.00%	-18.1%	12/31/2022	1.50	0	0	0.75%	-17.9%
12/31/2021	1.77	0	0	1.25%	25.2%	12/31/2021	1.80	0	0	1.00%	25.5%	12/31/2021	1.82	0	0	0.75%	25.8%
12/31/2020	1.41	0	0	1.25%	-2.4%	12/31/2020	1.43	0	0	1.00%	-2.2%	12/31/2020	1.45	0	0	0.75%	-1.9%
12/31/2019	1.45	0	0	1.25%	19.1%	12/31/2019	1.46	0	0	1.00%	19.4%	12/31/2019	1.48	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	0	$0	0.50%	19.4%	12/31/2023	$1.86	0	$0	0.25%	19.7%	12/31/2023	$1.89	0	$0	0.00%	20.0%
12/31/2022	1.52	0	0	0.50%	-17.7%	12/31/2022	1.55	0	0	0.25%	-17.5%	12/31/2022	1.58	0	0	0.00%	-17.3%
12/31/2021	1.85	0	0	0.50%	26.1%	12/31/2021	1.88	0	0	0.25%	26.5%	12/31/2021	1.91	0	0	0.00%	26.8%
12/31/2020	1.47	0	0	0.50%	-1.7%	12/31/2020	1.49	0	0	0.25%	-1.5%	12/31/2020	1.51	0	0	0.00%	-1.2%
12/31/2019	1.49	0	0	0.50%	20.0%	12/31/2019	1.51	0	0	0.25%	20.3%	12/31/2019	1.52	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R5 Class - 06-CKJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$336,841	$364,780	38,177
Receivables: investments sold	269
Payables: investments purchased	-
Net assets	$337,110

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$337,110	323,639	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$337,110	323,639

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,975
Mortality & expense charges			(3,695)
Net investment income (loss)			10,280

Gain (loss) on investments:
Net realized gain (loss)			(10,437)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,099
Net gain (loss)			7,662

Increase (decrease) in net assets from operations			$17,942

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,280	$11,527
Net realized gain (loss)		(10,437)	(76,680)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,099	(46,264)

Increase (decrease) in net assets from operations		17,942	(111,417)

Contract owner transactions:
Proceeds from units sold		91,576	78,952
Cost of units redeemed		(62,909)	(371,974)
Account charges		(54)	(194)
Increase (decrease)		28,613	(293,216)
Net increase (decrease)		46,555	(404,633)
Net assets, beginning		290,555	695,188
Net assets, ending		$337,110	$290,555

Units sold		93,233	110,114
Units redeemed		(62,685)	(413,055)
Net increase (decrease)		30,548	(302,941)
Units outstanding, beginning		293,091	596,032
Units outstanding, ending		323,639	293,091

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,615,255
Cost of units redeemed/account charges			(2,289,218)
Net investment income (loss)			91,165
Net realized gain (loss)			(72,362)
Realized gain distributions			20,209
Net change in unrealized appreciation (depreciation)			(27,939)
Net assets			$337,110
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	324	$337	1.25%	5.1%	12/31/2023	$1.06	0	$0	1.00%	5.3%	12/31/2023	$1.08	0	$0	0.75%	5.6%
12/31/2022	0.99	293	291	1.25%	-15.0%	12/31/2022	1.01	0	0	1.00%	-14.8%	12/31/2022	1.03	0	0	0.75%	-14.6%
12/31/2021	1.17	596	695	1.25%	-1.1%	12/31/2021	1.18	0	0	1.00%	-0.8%	12/31/2021	1.20	0	0	0.75%	-0.6%
12/31/2020	1.18	586	692	1.25%	6.2%	12/31/2020	1.19	0	0	1.00%	6.5%	12/31/2020	1.21	0	0	0.75%	6.7%
12/31/2019	1.11	929	1,031	1.25%	7.1%	12/31/2019	1.12	0	0	1.00%	7.4%	12/31/2019	1.13	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	5.9%	12/31/2023	$1.13	0	$0	0.25%	6.1%	12/31/2023	$1.15	0	$0	0.00%	6.4%
12/31/2022	1.04	0	0	0.50%	-14.4%	12/31/2022	1.06	0	0	0.25%	-14.2%	12/31/2022	1.08	0	0	0.00%	-13.9%
12/31/2021	1.22	0	0	0.50%	-0.3%	12/31/2021	1.24	0	0	0.25%	-0.1%	12/31/2021	1.26	0	0	0.00%	0.2%
12/31/2020	1.22	0	0	0.50%	7.0%	12/31/2020	1.24	0	0	0.25%	7.3%	12/31/2020	1.25	0	0	0.00%	7.5%
12/31/2019	1.14	0	0	0.50%	8.0%	12/31/2019	1.15	0	0	0.25%	8.2%	12/31/2019	1.17	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	3.8%
2021	2.2%
2020	3.1%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R5 Class - 06-CKK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.96
Band 50	-	-	2.00
Band 25	-	-	2.04
Band 0	-	-	2.08
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,652
Cost of units redeemed/account charges			(4,774)
Net investment income (loss)			(32)
Net realized gain (loss)			(166)
Realized gain distributions			320
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	0	$0	1.25%	15.6%	12/31/2023	$1.92	0	$0	1.00%	15.9%	12/31/2023	$1.96	0	$0	0.75%	16.1%
12/31/2022	1.63	0	0	1.25%	-22.7%	12/31/2022	1.66	0	0	1.00%	-22.5%	12/31/2022	1.68	0	0	0.75%	-22.3%
12/31/2021	2.10	0	0	1.25%	26.0%	12/31/2021	2.14	0	0	1.00%	26.3%	12/31/2021	2.17	0	0	0.75%	26.6%
12/31/2020	1.67	0	0	1.25%	14.0%	12/31/2020	1.69	0	0	1.00%	14.3%	12/31/2020	1.71	0	0	0.75%	14.6%
12/31/2019	1.47	0	0	1.25%	21.7%	12/31/2019	1.48	0	0	1.00%	22.0%	12/31/2019	1.49	0	0	0.75%	22.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.00	0	$0	0.50%	16.4%	12/31/2023	$2.04	0	$0	0.25%	16.7%	12/31/2023	$2.08	0	$0	0.00%	17.0%
12/31/2022	1.71	0	0	0.50%	-22.1%	12/31/2022	1.74	0	0	0.25%	-21.9%	12/31/2022	1.77	0	0	0.00%	-21.7%
12/31/2021	2.20	0	0	0.50%	26.9%	12/31/2021	2.23	0	0	0.25%	27.2%	12/31/2021	2.27	0	0	0.00%	27.5%
12/31/2020	1.73	0	0	0.50%	14.9%	12/31/2020	1.76	0	0	0.25%	15.2%	12/31/2020	1.78	0	0	0.00%	15.4%
12/31/2019	1.51	0	0	0.50%	22.6%	12/31/2019	1.52	0	0	0.25%	22.9%	12/31/2019	1.54	0	0	0.00%	23.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Developing Growth Fund R6 Class - 06-CYJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,322,669	$12,788,099	414,598
Receivables: investments sold	-
Payables: investments purchased	(140,141)
Net assets	$10,182,528

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,182,528	5,410,937	$1.88
Band 100	-	-	1.92
Band 75	-	-	1.95
Band 50	-	-	1.98
Band 25	-	-	2.02
Band 0	-	-	2.06
Total	$10,182,528	5,410,937

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(112,132)
Net investment income (loss)			(112,132)

Gain (loss) on investments:
Net realized gain (loss)			(458,863)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,313,212
Net gain (loss)			854,349

Increase (decrease) in net assets from operations			$742,217

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(112,132)	$(139,072)
Net realized gain (loss)		(458,863)	(4,890,992)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,313,212	(1,188,904)

Increase (decrease) in net assets from operations		742,217	(6,218,968)

Contract owner transactions:
Proceeds from units sold		4,459,780	6,453,649
Cost of units redeemed		(3,383,298)	(7,587,669)
Account charges		(24,557)	(26,232)
Increase (decrease)		1,051,925	(1,160,252)
Net increase (decrease)		1,794,142	(7,379,220)
Net assets, beginning		8,388,386	15,767,606
Net assets, ending		$10,182,528	$8,388,386

Units sold		2,523,377	3,256,636
Units redeemed		(1,902,973)	(4,171,393)
Net increase (decrease)		620,404	(914,757)
Units outstanding, beginning		4,790,533	5,705,290
Units outstanding, ending		5,410,937	4,790,533

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$31,471,236
Cost of units redeemed/account charges			(14,215,902)
Net investment income (loss)			(377,673)
Net realized gain (loss)			(5,568,869)
Realized gain distributions			1,339,166
Net change in unrealized appreciation (depreciation)			(2,465,430)
Net assets			$10,182,528
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	5,411	$10,183	1.25%	7.5%	12/31/2023	$1.92	0	$0	1.00%	7.7%	12/31/2023	$1.95	0	$0	0.75%	8.0%
12/31/2022	1.75	4,791	8,388	1.25%	-36.6%	12/31/2022	1.78	0	0	1.00%	-36.5%	12/31/2022	1.80	0	0	0.75%	-36.3%
12/31/2021	2.76	5,705	15,768	1.25%	-3.5%	12/31/2021	2.80	0	0	1.00%	-3.3%	12/31/2021	2.83	0	0	0.75%	-3.0%
12/31/2020	2.86	0	0	1.25%	71.0%	12/31/2020	2.89	0	0	1.00%	71.4%	12/31/2020	2.92	0	0	0.75%	71.8%
12/31/2019	1.68	0	0	1.25%	30.8%	12/31/2019	1.69	0	0	1.00%	31.1%	12/31/2019	1.70	0	0	0.75%	31.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.98	0	$0	0.50%	8.3%	12/31/2023	$2.02	0	$0	0.25%	8.5%	12/31/2023	$2.06	0	$0	0.00%	8.8%
12/31/2022	1.83	0	0	0.50%	-36.2%	12/31/2022	1.86	0	0	0.25%	-36.0%	12/31/2022	1.89	0	0	0.00%	-35.8%
12/31/2021	2.87	0	0	0.50%	-2.8%	12/31/2021	2.91	0	0	0.25%	-2.6%	12/31/2021	2.94	0	0	0.00%	-2.3%
12/31/2020	2.95	0	0	0.50%	72.3%	12/31/2020	2.98	0	0	0.25%	72.7%	12/31/2020	3.01	0	0	0.00%	73.1%
12/31/2019	1.71	0	0	0.50%	31.7%	12/31/2019	1.73	0	0	0.25%	32.1%	12/31/2019	1.74	0	0	0.00%	32.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett High Yield Fund R6 Class - 06-CYK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,223,573	$2,319,457	356,382
Receivables: investments sold	39,913
Payables: investments purchased	-
Net assets	$2,263,486

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,263,486	1,929,930	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.21
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$2,263,486	1,929,930

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$161,182
Mortality & expense charges			(29,185)
Net investment income (loss)			131,997

Gain (loss) on investments:
Net realized gain (loss)			(96,877)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			156,071
Net gain (loss)			59,194

Increase (decrease) in net assets from operations			$191,191

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$131,997	$111,481
Net realized gain (loss)		(96,877)	(328,003)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		156,071	(253,872)

Increase (decrease) in net assets from operations		191,191	(470,394)

Contract owner transactions:
Proceeds from units sold		925,889	1,558,615
Cost of units redeemed		(728,037)	(1,902,787)
Account charges		(3,648)	(1,711)
Increase (decrease)		194,204	(345,883)
Net increase (decrease)		385,395	(816,277)
Net assets, beginning		1,878,091	2,694,368
Net assets, ending		$2,263,486	$1,878,091

Units sold		840,619	1,381,400
Units redeemed		(662,966)	(1,776,586)
Net increase (decrease)		177,653	(395,186)
Units outstanding, beginning		1,752,277	2,147,463
Units outstanding, ending		1,929,930	1,752,277

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,684,580
Cost of units redeemed/account charges			(4,341,225)
Net investment income (loss)			438,069
Net realized gain (loss)			(425,625)
Realized gain distributions			3,571
Net change in unrealized appreciation (depreciation)			(95,884)
Net assets			$2,263,486
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	1,930	$2,263	1.25%	9.4%	12/31/2023	$1.19	0	$0	1.00%	9.7%	12/31/2023	$1.21	0	$0	0.75%	10.0%
12/31/2022	1.07	1,752	1,878	1.25%	-14.6%	12/31/2022	1.09	0	0	1.00%	-14.4%	12/31/2022	1.10	0	0	0.75%	-14.1%
12/31/2021	1.25	2,147	2,694	1.25%	4.9%	12/31/2021	1.27	0	0	1.00%	5.2%	12/31/2021	1.29	0	0	0.75%	5.4%
12/31/2020	1.20	627	750	1.25%	3.6%	12/31/2020	1.21	0	0	1.00%	3.8%	12/31/2020	1.22	0	0	0.75%	4.1%
12/31/2019	1.15	687	793	1.25%	13.9%	12/31/2019	1.16	0	0	1.00%	14.1%	12/31/2019	1.17	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	10.2%	12/31/2023	$1.26	0	$0	0.25%	10.5%	12/31/2023	$1.28	0	$0	0.00%	10.8%
12/31/2022	1.12	0	0	0.50%	-13.9%	12/31/2022	1.14	0	0	0.25%	-13.7%	12/31/2022	1.16	0	0	0.00%	-13.5%
12/31/2021	1.30	0	0	0.50%	5.7%	12/31/2021	1.32	0	0	0.25%	6.0%	12/31/2021	1.34	0	0	0.00%	6.2%
12/31/2020	1.23	0	0	0.50%	4.3%	12/31/2020	1.25	0	0	0.25%	4.6%	12/31/2020	1.26	0	0	0.00%	4.9%
12/31/2019	1.18	0	0	0.50%	14.7%	12/31/2019	1.19	0	0	0.25%	15.0%	12/31/2019	1.20	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	7.8%
2022	6.2%
2021	7.5%
2020	5.8%
2019	6.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Value Opportunities Fund R6 Class - 06-FYP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$680,367	$733,472	35,776
Receivables: investments sold	467
Payables: investments purchased	-
Net assets	$680,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$680,834	465,120	$1.46
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.54
Band 25	-	-	1.56
Band 0	-	-	1.59
Total	$680,834	465,120

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,314
Mortality & expense charges			(8,222)
Net investment income (loss)			(5,908)

Gain (loss) on investments:
Net realized gain (loss)			(32,705)
Realized gain distributions			8,284
Net change in unrealized appreciation (depreciation)			124,890
Net gain (loss)			100,469

Increase (decrease) in net assets from operations			$94,561

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,908)	$(6,691)
Net realized gain (loss)		(32,705)	(104,170)
Realized gain distributions		8,284	50,607
Net change in unrealized appreciation (depreciation)		124,890	(284,125)

Increase (decrease) in net assets from operations		94,561	(344,379)

Contract owner transactions:
Proceeds from units sold		54,918	178,755
Cost of units redeemed		(145,318)	(754,826)
Account charges		(9)	(1)
Increase (decrease)		(90,409)	(576,072)
Net increase (decrease)		4,152	(920,451)
Net assets, beginning		676,682	1,597,133
Net assets, ending		$680,834	$676,682

Units sold		45,415	128,979
Units redeemed		(115,018)	(571,006)
Net increase (decrease)		(69,603)	(442,027)
Units outstanding, beginning		534,723	976,750
Units outstanding, ending		465,120	534,723

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,922,218
Cost of units redeemed/account charges			(1,428,680)
Net investment income (loss)			(39,119)
Net realized gain (loss)			(137,178)
Realized gain distributions			416,698
Net change in unrealized appreciation (depreciation)			(53,105)
Net assets			$680,834
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	465	$681	1.25%	15.7%	12/31/2023	$1.49	0	$0	1.00%	16.0%	12/31/2023	$1.51	0	$0	0.75%	16.2%
12/31/2022	1.27	535	677	1.25%	-22.6%	12/31/2022	1.28	0	0	1.00%	-22.4%	12/31/2022	1.30	0	0	0.75%	-22.2%
12/31/2021	1.64	977	1,597	1.25%	26.1%	12/31/2021	1.65	0	0	1.00%	26.4%	12/31/2021	1.67	0	0	0.75%	26.7%
12/31/2020	1.30	649	842	1.25%	14.1%	12/31/2020	1.31	0	0	1.00%	14.4%	12/31/2020	1.32	0	0	0.75%	14.7%
12/31/2019	1.14	674	766	1.25%	21.8%	12/31/2019	1.14	0	0	1.00%	22.1%	12/31/2019	1.15	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	16.5%	12/31/2023	$1.56	0	$0	0.25%	16.8%	12/31/2023	$1.59	0	$0	0.00%	17.1%
12/31/2022	1.32	0	0	0.50%	-22.0%	12/31/2022	1.34	0	0	0.25%	-21.8%	12/31/2022	1.36	0	0	0.00%	-21.6%
12/31/2021	1.69	0	0	0.50%	27.0%	12/31/2021	1.71	0	0	0.25%	27.3%	12/31/2021	1.73	0	0	0.00%	27.6%
12/31/2020	1.33	0	0	0.50%	15.0%	12/31/2020	1.34	0	0	0.25%	15.3%	12/31/2020	1.36	0	0	0.00%	15.5%
12/31/2019	1.16	0	0	0.50%	22.7%	12/31/2019	1.17	0	0	0.25%	23.0%	12/31/2019	1.17	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.5%
2021	0.3%
2020	0.5%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R3 Class - 06-36C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128	$122	7
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$128

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$128	132	$0.97
Band 100	-	-	0.98
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.03
Band 0	-	-	1.04
Total	$128	132

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1
Mortality & expense charges			-
Net investment income (loss)			1

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14
Net gain (loss)			14

Increase (decrease) in net assets from operations			$15

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1	$(66)
Net realized gain (loss)		-	(1,745)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		14	(280)

Increase (decrease) in net assets from operations		15	(2,091)

Contract owner transactions:
Proceeds from units sold		12	414
Cost of units redeemed		-	(9,195)
Account charges		-	(22)
Increase (decrease)		12	(8,803)
Net increase (decrease)		27	(10,894)
Net assets, beginning		101	10,995
Net assets, ending		$128	$101

Units sold		14	415
Units redeemed		-	(10,368)
Net increase (decrease)		14	(9,953)
Units outstanding, beginning		118	10,071
Units outstanding, ending		132	118

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,593,257
Cost of units redeemed/account charges			(5,227,434)
Net investment income (loss)			7,845
Net realized gain (loss)			(709,408)
Realized gain distributions			335,862
Net change in unrealized appreciation (depreciation)			6
Net assets			$128
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	1.25%	13.0%	12/31/2023	$0.98	0	$0	1.00%	13.3%	12/31/2023	$1.00	0	$0	0.75%	13.6%
12/31/2022	0.86	0	0	1.25%	-21.5%	12/31/2022	0.87	0	0	1.00%	-21.3%	12/31/2022	0.88	0	0	0.75%	-21.1%
12/31/2021	1.09	10	11	1.25%	7.9%	12/31/2021	1.10	0	0	1.00%	8.2%	12/31/2021	1.11	0	0	0.75%	8.4%
12/31/2020	1.01	489	494	1.25%	12.6%	12/31/2020	1.02	0	0	1.00%	12.9%	12/31/2020	1.03	0	0	0.75%	13.2%
12/31/2019	0.90	560	503	1.25%	19.4%	12/31/2019	0.90	0	0	1.00%	19.7%	12/31/2019	0.91	0	0	0.75%	20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	13.8%	12/31/2023	$1.03	0	$0	0.25%	14.1%	12/31/2023	$1.04	0	$0	0.00%	14.4%
12/31/2022	0.89	0	0	0.50%	-20.9%	12/31/2022	0.90	0	0	0.25%	-20.7%	12/31/2022	0.91	0	0	0.00%	-20.5%
12/31/2021	1.12	0	0	0.50%	8.7%	12/31/2021	1.13	0	0	0.25%	9.0%	12/31/2021	1.14	0	0	0.00%	9.3%
12/31/2020	1.03	0	0	0.50%	13.5%	12/31/2020	1.04	0	0	0.25%	13.8%	12/31/2020	1.05	735	770	0.00%	14.1%
12/31/2019	0.91	0	0	0.50%	20.3%	12/31/2019	0.91	0	0	0.25%	20.6%	12/31/2019	0.92	656	603	0.00%	20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R5 Class - 06-36F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,642	$54,711	2,750
Receivables: investments sold	-
Payables: investments purchased	(41)
Net assets	$51,601

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,601	51,769	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$51,601	51,769

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$858
Mortality & expense charges			(618)
Net investment income (loss)			240

Gain (loss) on investments:
Net realized gain (loss)			(935)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,169
Net gain (loss)			6,234

Increase (decrease) in net assets from operations			$6,474

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$240	$226
Net realized gain (loss)		(935)	(2,762)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,169	(12,878)

Increase (decrease) in net assets from operations		6,474	(15,414)

Contract owner transactions:
Proceeds from units sold		4,724	10,966
Cost of units redeemed		(8,122)	(32,662)
Account charges		(2)	(2)
Increase (decrease)		(3,400)	(21,698)
Net increase (decrease)		3,074	(37,112)
Net assets, beginning		48,527	85,639
Net assets, ending		$51,601	$48,527

Units sold		5,022	11,418
Units redeemed		(8,562)	(33,101)
Net increase (decrease)		(3,540)	(21,683)
Units outstanding, beginning		55,309	76,992
Units outstanding, ending		51,769	55,309

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,614,202
Cost of units redeemed/account charges			(8,738,830)
Net investment income (loss)			(3,907)
Net realized gain (loss)			(1,319,083)
Realized gain distributions			502,288
Net change in unrealized appreciation (depreciation)			(3,069)
Net assets			$51,601
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	52	$52	1.25%	13.6%	12/31/2023	$1.01	0	$0	1.00%	13.9%	12/31/2023	$1.03	0	$0	0.75%	14.2%
12/31/2022	0.88	55	49	1.25%	-21.1%	12/31/2022	0.89	0	0	1.00%	-20.9%	12/31/2022	0.90	0	0	0.75%	-20.7%
12/31/2021	1.11	77	86	1.25%	8.4%	12/31/2021	1.12	0	0	1.00%	8.7%	12/31/2021	1.13	0	0	0.75%	9.0%
12/31/2020	1.03	1,603	1,645	1.25%	13.2%	12/31/2020	1.03	0	0	1.00%	13.5%	12/31/2020	1.04	0	0	0.75%	13.7%
12/31/2019	0.91	1,961	1,778	1.25%	19.9%	12/31/2019	0.91	0	0	1.00%	20.2%	12/31/2019	0.91	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	14.5%	12/31/2023	$1.06	0	$0	0.25%	14.7%	12/31/2023	$1.07	0	$0	0.00%	15.0%
12/31/2022	0.91	0	0	0.50%	-20.5%	12/31/2022	0.92	0	0	0.25%	-20.3%	12/31/2022	0.93	0	0	0.00%	-20.1%
12/31/2021	1.14	0	0	0.50%	9.2%	12/31/2021	1.16	0	0	0.25%	9.5%	12/31/2021	1.17	0	0	0.00%	9.8%
12/31/2020	1.05	0	0	0.50%	14.0%	12/31/2020	1.05	0	0	0.25%	14.3%	12/31/2020	1.06	0	0	0.00%	14.6%
12/31/2019	0.92	0	0	0.50%	20.8%	12/31/2019	0.92	0	0	0.25%	21.1%	12/31/2019	0.93	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.3%
2021	0.2%
2020	0.0%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett International Opportunities Fund R6 Class - 06-36G

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$193,538	$206,191	10,261
Receivables: investments sold	413
Payables: investments purchased	-
Net assets	$193,951

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$193,951	193,720	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$193,951	193,720

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,237
Mortality & expense charges			(2,246)
Net investment income (loss)			991

Gain (loss) on investments:
Net realized gain (loss)			(4,256)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			26,280
Net gain (loss)			22,024

Increase (decrease) in net assets from operations			$23,015

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$991	$1,087
Net realized gain (loss)		(4,256)	(3,431)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		26,280	(42,972)

Increase (decrease) in net assets from operations		23,015	(45,316)

Contract owner transactions:
Proceeds from units sold		19,365	24,599
Cost of units redeemed		(17,013)	(26,179)
Account charges		(43)	(9)
Increase (decrease)		2,309	(1,589)
Net increase (decrease)		25,324	(46,905)
Net assets, beginning		168,627	215,532
Net assets, ending		$193,951	$168,627

Units sold		20,491	27,451
Units redeemed		(18,164)	(29,175)
Net increase (decrease)		2,327	(1,724)
Units outstanding, beginning		191,393	193,117
Units outstanding, ending		193,720	191,393

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,607,843
Cost of units redeemed/account charges			(2,522,236)
Net investment income (loss)			(649)
Net realized gain (loss)			43,373
Realized gain distributions			78,273
Net change in unrealized appreciation (depreciation)			(12,653)
Net assets			$193,951
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	194	$194	1.25%	13.6%	12/31/2023	$1.02	0	$0	1.00%	13.9%	12/31/2023	$1.03	0	$0	0.75%	14.2%
12/31/2022	0.88	191	169	1.25%	-21.1%	12/31/2022	0.89	0	0	1.00%	-20.9%	12/31/2022	0.90	0	0	0.75%	-20.7%
12/31/2021	1.12	193	216	1.25%	8.5%	12/31/2021	1.13	0	0	1.00%	8.8%	12/31/2021	1.14	0	0	0.75%	9.1%
12/31/2020	1.03	1,046	1,075	1.25%	13.3%	12/31/2020	1.04	0	0	1.00%	13.6%	12/31/2020	1.04	0	0	0.75%	13.8%
12/31/2019	0.91	441	401	1.25%	20.1%	12/31/2019	0.91	0	0	1.00%	20.4%	12/31/2019	0.92	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	14.5%	12/31/2023	$1.06	0	$0	0.25%	14.8%	12/31/2023	$1.08	0	$0	0.00%	15.1%
12/31/2022	0.91	0	0	0.50%	-20.5%	12/31/2022	0.92	0	0	0.25%	-20.3%	12/31/2022	0.94	0	0	0.00%	-20.1%
12/31/2021	1.15	0	0	0.50%	9.3%	12/31/2021	1.16	0	0	0.25%	9.6%	12/31/2021	1.17	0	0	0.00%	9.9%
12/31/2020	1.05	0	0	0.50%	14.1%	12/31/2020	1.06	0	0	0.25%	14.4%	12/31/2020	1.07	0	0	0.00%	14.7%
12/31/2019	0.92	0	0	0.50%	21.0%	12/31/2019	0.92	0	0	0.25%	21.3%	12/31/2019	0.93	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.7%
2021	0.8%
2020	0.0%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Inc Fund R6 Class - 06-3WG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,195	$25,484	10,647
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$26,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,193	25,203	$1.04
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$26,193	25,203

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$733
Mortality & expense charges			(165)
Net investment income (loss)			568

Gain (loss) on investments:
Net realized gain (loss)			(18)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			711
Net gain (loss)			693

Increase (decrease) in net assets from operations			$1,261

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$568	$-
Net realized gain (loss)		(18)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		711	-

Increase (decrease) in net assets from operations		1,261	-

Contract owner transactions:
Proceeds from units sold		25,149	-
Cost of units redeemed		(205)	-
Account charges		(12)	-
Increase (decrease)		24,932	-
Net increase (decrease)		26,193	-
Net assets, beginning		-	-
Net assets, ending		$26,193	$-

Units sold		25,424	-
Units redeemed		(221)	-
Net increase (decrease)		25,203	-
Units outstanding, beginning		-	-
Units outstanding, ending		25,203	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$25,149
Cost of units redeemed/account charges			(217)
Net investment income (loss)			568
Net realized gain (loss)			(18)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			711
Net assets			$26,193
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	25	$26	1.25%	7.6%	12/31/2023	$1.05	0	$0	1.00%	7.9%	12/31/2023	$1.06	0	$0	0.75%	8.1%
12/31/2022	0.97	0	0	1.25%	-16.4%	12/31/2022	0.97	0	0	1.00%	-16.1%	12/31/2022	0.98	0	0	0.75%	-15.9%
12/31/2021	1.15	0	0	1.25%	0.3%	12/31/2021	1.16	0	0	1.00%	0.5%	12/31/2021	1.17	0	0	0.75%	0.8%
12/31/2020	1.15	0	0	1.25%	6.9%	12/31/2020	1.16	0	0	1.00%	7.1%	12/31/2020	1.16	0	0	0.75%	7.4%
12/31/2019	1.08	0	0	1.25%	7.8%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.08	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	8.4%	12/31/2023	$1.09	0	$0	0.25%	8.7%	12/31/2023	$1.10	0	$0	0.00%	9.0%
12/31/2022	0.99	0	0	0.50%	-15.7%	12/31/2022	1.00	0	0	0.25%	-15.5%	12/31/2022	1.01	0	0	0.00%	-15.3%
12/31/2021	1.18	0	0	0.50%	1.0%	12/31/2021	1.19	0	0	0.25%	1.3%	12/31/2021	1.20	0	0	0.00%	1.5%
12/31/2020	1.17	0	0	0.50%	7.7%	12/31/2020	1.17	0	0	0.25%	7.9%	12/31/2020	1.18	0	0	0.00%	8.2%
12/31/2019	1.08	0	0	0.50%	8.4%	12/31/2019	1.09	0	0	0.25%	8.6%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.6%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Total Return Fund R6 Class - 06-3RJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$763,889	$753,763	87,367
Receivables: investments sold	7,677
Payables: investments purchased	-
Net assets	$771,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$771,566	773,069	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$771,566	773,069

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$25,067
Mortality & expense charges			(6,433)
Net investment income (loss)			18,634

Gain (loss) on investments:
Net realized gain (loss)			(5,431)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,565
Net gain (loss)			19,134

Increase (decrease) in net assets from operations			$37,768

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,634	$5,990
Net realized gain (loss)		(5,431)	(20,511)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		24,565	(9,717)

Increase (decrease) in net assets from operations		37,768	(24,238)

Contract owner transactions:
Proceeds from units sold		443,582	329,114
Cost of units redeemed		(111,665)	(135,573)
Account charges		(190)	(149)
Increase (decrease)		331,727	193,392
Net increase (decrease)		369,495	169,154
Net assets, beginning		402,071	232,917
Net assets, ending		$771,566	$402,071

Units sold		467,224	350,968
Units redeemed		(117,834)	(136,098)
Net increase (decrease)		349,390	214,870
Units outstanding, beginning		423,679	208,809
Units outstanding, ending		773,069	423,679

* Date of Fund Inception into Variable Account: 2 /4 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,103,790
Cost of units redeemed/account charges			(343,581)
Net investment income (loss)			25,911
Net realized gain (loss)			(26,195)
Realized gain distributions			1,515
Net change in unrealized appreciation (depreciation)			10,126
Net assets			$771,566
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	773	$772	1.25%	5.2%	12/31/2023	$1.01	0	$0	1.00%	5.4%	12/31/2023	$1.02	0	$0	0.75%	5.7%
12/31/2022	0.95	424	402	1.25%	-14.9%	12/31/2022	0.96	0	0	1.00%	-14.7%	12/31/2022	0.97	0	0	0.75%	-14.5%
12/31/2021	1.12	209	233	1.25%	-1.0%	12/31/2021	1.12	0	0	1.00%	-0.7%	12/31/2021	1.13	0	0	0.75%	-0.5%
12/31/2020	1.13	6	7	1.25%	6.2%	12/31/2020	1.13	0	0	1.00%	6.5%	12/31/2020	1.14	0	0	0.75%	6.7%
12/31/2019	1.06	0	0	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	6.0%	12/31/2023	$1.05	0	$0	0.25%	6.2%	12/31/2023	$1.06	0	$0	0.00%	6.5%
12/31/2022	0.98	0	0	0.50%	-14.3%	12/31/2022	0.99	0	0	0.25%	-14.1%	12/31/2022	1.00	0	0	0.00%	-13.9%
12/31/2021	1.14	0	0	0.50%	-0.2%	12/31/2021	1.15	0	0	0.25%	0.0%	12/31/2021	1.16	0	0	0.00%	0.3%
12/31/2020	1.14	0	0	0.50%	7.0%	12/31/2020	1.15	0	0	0.25%	7.3%	12/31/2020	1.15	0	0	0.00%	7.5%
12/31/2019	1.07	0	0	0.50%	6.8%	12/31/2019	1.07	0	0	0.25%	7.0%	12/31/2019	1.07	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	2.9%
2021	2.3%
2020	1.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Affiliated Fund R6 Class - 06-3WF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.35
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	1.25%	9.5%	12/31/2023	$1.36	0	$0	1.00%	9.8%	12/31/2023	$1.38	0	$0	0.75%	10.0%
12/31/2022	1.23	0	0	1.25%	-10.7%	12/31/2022	1.24	0	0	1.00%	-10.4%	12/31/2022	1.25	0	0	0.75%	-10.2%
12/31/2021	1.38	0	0	1.25%	25.6%	12/31/2021	1.39	0	0	1.00%	25.9%	12/31/2021	1.39	0	0	0.75%	26.2%
12/31/2020	1.10	0	0	1.25%	-2.2%	12/31/2020	1.10	0	0	1.00%	-1.9%	12/31/2020	1.11	0	0	0.75%	-1.7%
12/31/2019	1.12	0	0	1.25%	12.0%	12/31/2019	1.12	0	0	1.00%	12.2%	12/31/2019	1.12	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	10.3%	12/31/2023	$1.41	0	$0	0.25%	10.6%	12/31/2023	$1.43	0	$0	0.00%	10.9%
12/31/2022	1.26	0	0	0.50%	-10.0%	12/31/2022	1.28	0	0	0.25%	-9.8%	12/31/2022	1.29	0	0	0.00%	-9.5%
12/31/2021	1.40	0	0	0.50%	26.5%	12/31/2021	1.41	0	0	0.25%	26.8%	12/31/2021	1.42	0	0	0.00%	27.1%
12/31/2020	1.11	0	0	0.50%	-1.4%	12/31/2020	1.12	0	0	0.25%	-1.2%	12/31/2020	1.12	0	0	0.00%	-1.0%
12/31/2019	1.13	0	0	0.50%	12.7%	12/31/2019	1.13	0	0	0.25%	12.9%	12/31/2019	1.13	0	0	0.00%	13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond Debenture R6 Class - 06-4F6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,101,745	$1,202,277	157,564
Receivables: investments sold	7,691
Payables: investments purchased	-
Net assets	$1,109,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,109,436	1,098,364	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$1,109,436	1,098,364

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$62,335
Mortality & expense charges			(14,159)
Net investment income (loss)			48,176

Gain (loss) on investments:
Net realized gain (loss)			(56,905)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			68,103
Net gain (loss)			11,198

Increase (decrease) in net assets from operations			$59,374

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48,176	$34,668
Net realized gain (loss)		(56,905)	(14,657)
Realized gain distributions		-	1,911
Net change in unrealized appreciation (depreciation)		68,103	(157,979)

Increase (decrease) in net assets from operations		59,374	(136,057)

Contract owner transactions:
Proceeds from units sold		201,547	624,641
Cost of units redeemed		(326,442)	(131,207)
Account charges		(590)	(577)
Increase (decrease)		(125,485)	492,857
Net increase (decrease)		(66,111)	356,800
Net assets, beginning		1,175,547	818,747
Net assets, ending		$1,109,436	$1,175,547

Units sold		255,822	623,920
Units redeemed		(389,406)	(132,664)
Net increase (decrease)		(133,584)	491,256
Units outstanding, beginning		1,231,948	740,692
Units outstanding, ending		1,098,364	1,231,948

* Date of Fund Inception into Variable Account: 10 /18 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,437,618
Cost of units redeemed/account charges			(1,250,894)
Net investment income (loss)			88,027
Net realized gain (loss)			(69,598)
Realized gain distributions			4,815
Net change in unrealized appreciation (depreciation)			(100,532)
Net assets			$1,109,436
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	1,098	$1,109	1.25%	5.9%	12/31/2023	$1.02	0	$0	1.00%	6.1%	12/31/2023	$1.03	0	$0	0.75%	6.4%
12/31/2022	0.95	1,232	1,176	1.25%	-13.7%	12/31/2022	0.96	0	0	1.00%	-13.5%	12/31/2022	0.97	0	0	0.75%	-13.2%
12/31/2021	1.11	741	819	1.25%	2.2%	12/31/2021	1.11	0	0	1.00%	2.4%	12/31/2021	1.12	0	0	0.75%	2.7%
12/31/2020	1.08	58	63	1.25%	6.5%	12/31/2020	1.08	0	0	1.00%	6.8%	12/31/2020	1.09	0	0	0.75%	7.0%
12/31/2019	1.02	0	0	1.25%	1.6%	12/31/2019	1.02	0	0	1.00%	1.6%	12/31/2019	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	6.6%	12/31/2023	$1.05	0	$0	0.25%	6.9%	12/31/2023	$1.06	0	$0	0.00%	7.2%
12/31/2022	0.98	0	0	0.50%	-13.0%	12/31/2022	0.99	0	0	0.25%	-12.8%	12/31/2022	0.99	0	0	0.00%	-12.6%
12/31/2021	1.12	0	0	0.50%	3.0%	12/31/2021	1.13	0	0	0.25%	3.2%	12/31/2021	1.14	0	0	0.00%	3.5%
12/31/2020	1.09	0	0	0.50%	7.3%	12/31/2020	1.09	0	0	0.25%	7.6%	12/31/2020	1.10	0	0	0.00%	7.8%
12/31/2019	1.02	0	0	0.50%	1.7%	12/31/2019	1.02	0	0	0.25%	1.8%	12/31/2019	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.5%
2022	4.7%
2021	1.6%
2020	2.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Mid Cap Stock R6 Class - 06-4GK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	1.25%	14.5%	12/31/2023	$1.31	0	$0	1.00%	14.8%	12/31/2023	$1.33	0	$0	0.75%	15.1%
12/31/2022	1.14	0	0	1.25%	-11.9%	12/31/2022	1.14	0	0	1.00%	-11.7%	12/31/2022	1.15	0	0	0.75%	-11.5%
12/31/2021	1.29	0	0	1.25%	27.7%	12/31/2021	1.30	0	0	1.00%	28.0%	12/31/2021	1.30	0	0	0.75%	28.3%
12/31/2020	1.01	0	0	1.25%	1.0%	12/31/2020	1.01	0	0	1.00%	1.3%	12/31/2020	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	15.4%	12/31/2023	$1.35	0	$0	0.25%	15.7%	12/31/2023	$1.37	0	$0	0.00%	15.9%
12/31/2022	1.16	0	0	0.50%	-11.2%	12/31/2022	1.17	0	0	0.25%	-11.0%	12/31/2022	1.18	0	0	0.00%	-10.8%
12/31/2021	1.31	0	0	0.50%	28.7%	12/31/2021	1.32	0	0	0.25%	29.0%	12/31/2021	1.32	0	0	0.00%	29.3%
12/31/2020	1.02	0	0	0.50%	1.7%	12/31/2020	1.02	0	0	0.25%	2.0%	12/31/2020	1.02	0	0	0.00%	2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Ultra Short Bond Fund Retirement Class - 06-4H7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	1.25%	4.7%	12/31/2023	$1.03	0	$0	1.00%	4.9%	12/31/2023	$1.04	0	$0	0.75%	5.2%
12/31/2022	0.97	0	0	1.25%	-1.2%	12/31/2022	0.98	0	0	1.00%	-1.0%	12/31/2022	0.99	0	0	0.75%	-0.7%
12/31/2021	0.99	0	0	1.25%	-1.2%	12/31/2021	0.99	0	0	1.00%	-0.9%	12/31/2021	1.00	0	0	0.75%	-0.7%
12/31/2020	1.00	0	0	1.25%	-0.1%	12/31/2020	1.00	0	0	1.00%	0.1%	12/31/2020	1.00	0	0	0.75%	0.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	5.4%	12/31/2023	$1.06	0	$0	0.25%	5.7%	12/31/2023	$1.07	0	$0	0.00%	6.0%
12/31/2022	1.00	0	0	0.50%	-0.5%	12/31/2022	1.00	0	0	0.25%	-0.2%	12/31/2022	1.01	0	0	0.00%	0.0%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.01	0	0	0.25%	-0.2%	12/31/2021	1.01	0	0	0.00%	0.1%
12/31/2020	1.01	0	0	0.50%	0.5%	12/31/2020	1.01	0	0	0.25%	0.8%	12/31/2020	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,881,629	$7,380,822	236,325
Receivables: investments sold	-
Payables: investments purchased	(115,638)
Net assets	$6,765,991

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,765,991	7,015,032	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$6,765,991	7,015,032

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$17,149
Mortality & expense charges			(76,666)
Net investment income (loss)			(59,517)

Gain (loss) on investments:
Net realized gain (loss)			(134,589)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			948,687
Net gain (loss)			814,098

Increase (decrease) in net assets from operations			$754,581

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(59,517)	$(35,302)
Net realized gain (loss)		(134,589)	(108,851)
Realized gain distributions		-	188,198
Net change in unrealized appreciation (depreciation)		948,687	(1,085,111)

Increase (decrease) in net assets from operations		754,581	(1,041,066)

Contract owner transactions:
Proceeds from units sold		1,336,688	1,835,637
Cost of units redeemed		(1,049,598)	(1,212,705)
Account charges		(19,497)	(22,269)
Increase (decrease)		267,593	600,663
Net increase (decrease)		1,022,174	(440,403)
Net assets, beginning		5,743,817	6,184,220
Net assets, ending		$6,765,991	$5,743,817

Units sold		1,547,490	2,074,078
Units redeemed		(1,233,155)	(1,425,495)
Net increase (decrease)		314,335	648,583
Units outstanding, beginning		6,700,697	6,052,114
Units outstanding, ending		7,015,032	6,700,697

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,435,393
Cost of units redeemed/account charges			(2,573,540)
Net investment income (loss)			(99,798)
Net realized gain (loss)			(243,388)
Realized gain distributions			746,517
Net change in unrealized appreciation (depreciation)			(499,193)
Net assets			$6,765,991
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	7,015	$6,766	1.25%	12.5%	12/31/2023	$0.97	0	$0	1.00%	12.8%	12/31/2023	$0.98	0	$0	0.75%	13.1%
12/31/2022	0.86	6,701	5,744	1.25%	-16.1%	12/31/2022	0.86	0	0	1.00%	-15.9%	12/31/2022	0.86	0	0	0.75%	-15.7%
12/31/2021	1.02	6,052	6,184	1.25%	2.2%	12/31/2021	1.02	0	0	1.00%	2.3%	12/31/2021	1.02	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	13.4%	12/31/2023	$0.99	0	$0	0.25%	13.6%	12/31/2023	$1.00	0	$0	0.00%	13.9%
12/31/2022	0.87	0	0	0.50%	-15.5%	12/31/2022	0.87	0	0	0.25%	-15.3%	12/31/2022	0.87	0	0	0.00%	-15.1%
12/31/2021	1.03	0	0	0.50%	2.6%	12/31/2021	1.03	0	0	0.25%	2.7%	12/31/2021	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.6%
2021	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund A Class - 06-056 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	1.25%	5.5%	12/31/2023	$1.23	0	$0	1.00%	5.8%	12/31/2023	$1.26	0	$0	0.75%	6.1%
12/31/2022	1.14	0	0	1.25%	-13.8%	12/31/2022	1.16	0	0	1.00%	-13.6%	12/31/2022	1.18	0	0	0.75%	-13.4%
12/31/2021	1.32	0	0	1.25%	1.9%	12/31/2021	1.34	0	0	1.00%	2.2%	12/31/2021	1.37	0	0	0.75%	2.4%
12/31/2020	1.29	0	0	1.25%	6.2%	12/31/2020	1.31	0	0	1.00%	6.5%	12/31/2020	1.34	0	0	0.75%	6.7%
12/31/2019	1.22	0	0	1.25%	11.9%	12/31/2019	1.23	0	0	1.00%	12.2%	12/31/2019	1.25	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	6.3%	12/31/2023	$1.32	0	$0	0.25%	6.6%	12/31/2023	$1.35	0	$0	0.00%	6.9%
12/31/2022	1.21	0	0	0.50%	-13.2%	12/31/2022	1.24	0	0	0.25%	-13.0%	12/31/2022	1.26	0	0	0.00%	-12.7%
12/31/2021	1.39	0	0	0.50%	2.7%	12/31/2021	1.42	0	0	0.25%	2.9%	12/31/2021	1.45	0	0	0.00%	3.2%
12/31/2020	1.36	0	0	0.50%	7.0%	12/31/2020	1.38	0	0	0.25%	7.3%	12/31/2020	1.40	0	0	0.00%	7.5%
12/31/2019	1.27	0	0	0.50%	12.8%	12/31/2019	1.29	0	0	0.25%	13.0%	12/31/2019	1.30	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Lord Abbett Bond-Debenture Fund R3 Class - 06-072

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,185	$80,278	11,351
Receivables: investments sold	66
Payables: investments purchased	-
Net assets	$80,251

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,251	68,863	$1.17
Band 100	-	-	1.19
Band 75	-	-	1.22
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.31
Total	$80,251	68,863

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,127
Mortality & expense charges			(286)
Net investment income (loss)			841

Gain (loss) on investments:
Net realized gain (loss)			(3,159)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,311
Net gain (loss)			(848)

Increase (decrease) in net assets from operations			$(7)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$841	$2,854
Net realized gain (loss)		(3,159)	(13,498)
Realized gain distributions		-	37
Net change in unrealized appreciation (depreciation)		2,311	(17,153)

Increase (decrease) in net assets from operations		(7)	(27,760)

Contract owner transactions:
Proceeds from units sold		76,009	30,244
Cost of units redeemed		(21,546)	(169,757)
Account charges		(7)	(3)
Increase (decrease)		54,456	(139,516)
Net increase (decrease)		54,449	(167,276)
Net assets, beginning		25,802	193,078
Net assets, ending		$80,251	$25,802

Units sold		65,395	25,283
Units redeemed		(19,830)	(151,734)
Net increase (decrease)		45,565	(126,451)
Units outstanding, beginning		23,298	149,749
Units outstanding, ending		68,863	23,298

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$373,991
Cost of units redeemed/account charges			(306,743)
Net investment income (loss)			11,345
Net realized gain (loss)			1,032
Realized gain distributions			719
Net change in unrealized appreciation (depreciation)			(93)
Net assets			$80,251
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	69	$80	1.25%	5.2%	12/31/2023	$1.19	0	$0	1.00%	5.5%	12/31/2023	$1.22	0	$0	0.75%	5.8%
12/31/2022	1.11	23	26	1.25%	-14.1%	12/31/2022	1.13	0	0	1.00%	-13.9%	12/31/2022	1.16	0	0	0.75%	-13.7%
12/31/2021	1.29	150	193	1.25%	1.7%	12/31/2021	1.31	0	0	1.00%	2.0%	12/31/2021	1.34	0	0	0.75%	2.3%
12/31/2020	1.27	141	179	1.25%	5.8%	12/31/2020	1.29	0	0	1.00%	6.0%	12/31/2020	1.31	0	0	0.75%	6.3%
12/31/2019	1.20	11	13	1.25%	11.8%	12/31/2019	1.21	0	0	1.00%	12.1%	12/31/2019	1.23	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	6.0%	12/31/2023	$1.28	0	$0	0.25%	6.3%	12/31/2023	$1.31	0	$0	0.00%	6.5%
12/31/2022	1.18	0	0	0.50%	-13.5%	12/31/2022	1.21	0	0	0.25%	-13.2%	12/31/2022	1.23	0	0	0.00%	-13.0%
12/31/2021	1.36	0	0	0.50%	2.5%	12/31/2021	1.39	0	0	0.25%	2.8%	12/31/2021	1.42	0	0	0.00%	3.0%
12/31/2020	1.33	0	0	0.50%	6.6%	12/31/2020	1.35	0	0	0.25%	6.8%	12/31/2020	1.37	0	0	0.00%	7.1%
12/31/2019	1.25	0	0	0.50%	12.6%	12/31/2019	1.27	0	0	0.25%	12.9%	12/31/2019	1.28	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	3.8%
2021	3.5%
2020	4.9%
2019	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MainStay WMC Value R6 Class - 06-6NH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$572,016	$561,104	18,994
Receivables: investments sold	-
Payables: investments purchased	(1,035)
Net assets	$570,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$570,981	519,565	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$570,981	519,565

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,282
Mortality & expense charges			(709)
Net investment income (loss)			7,573

Gain (loss) on investments:
Net realized gain (loss)			(45)
Realized gain distributions			14,620
Net change in unrealized appreciation (depreciation)			10,912
Net gain (loss)			25,487

Increase (decrease) in net assets from operations			$33,060

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,573	$-
Net realized gain (loss)		(45)	-
Realized gain distributions		14,620	-
Net change in unrealized appreciation (depreciation)		10,912	-

Increase (decrease) in net assets from operations		33,060	-

Contract owner transactions:
Proceeds from units sold		704,255	-
Cost of units redeemed		(166,161)	-
Account charges		(173)	-
Increase (decrease)		537,921	-
Net increase (decrease)		570,981	-
Net assets, beginning		-	-
Net assets, ending		$570,981	$-

Units sold		677,137	-
Units redeemed		(157,572)	-
Net increase (decrease)		519,565	-
Units outstanding, beginning		-	-
Units outstanding, ending		519,565	-

* Date of Fund Inception into Variable Account: 5 /18 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$704,255
Cost of units redeemed/account charges			(166,334)
Net investment income (loss)			7,573
Net realized gain (loss)			(45)
Realized gain distributions			14,620
Net change in unrealized appreciation (depreciation)			10,912
Net assets			$570,981
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	520	$571	1.25%	9.9%	12/31/2023	$1.10	0	$0	1.00%	10.1%	12/31/2023	$1.10	0	$0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	10.4%	12/31/2023	$1.11	0	$0	0.25%	10.6%	12/31/2023	$1.11	0	$0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust MainStay Large Cap Growth Fund R6 Class - 06-3HY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,871,284	$1,738,463	170,692
Receivables: investments sold	-
Payables: investments purchased	(9,030)
Net assets	$1,862,254

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,862,254	1,003,856	$1.86
Band 100	-	-	1.88
Band 75	-	-	1.91
Band 50	-	-	1.93
Band 25	-	-	1.96
Band 0	-	-	1.98
Total	$1,862,254	1,003,856

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,411)
Net investment income (loss)			(15,411)

Gain (loss) on investments:
Net realized gain (loss)			(6,573)
Realized gain distributions			146,976
Net change in unrealized appreciation (depreciation)			313,230
Net gain (loss)			453,633

Increase (decrease) in net assets from operations			$438,222

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,411)	$1,306
Net realized gain (loss)		(6,573)	(246)
Realized gain distributions		146,976	108,322
Net change in unrealized appreciation (depreciation)		313,230	(180,409)

Increase (decrease) in net assets from operations		438,222	(71,027)

Contract owner transactions:
Proceeds from units sold		853,218	1,069,769
Cost of units redeemed		(426,358)	(780)
Account charges		(690)	(100)
Increase (decrease)		426,170	1,068,889
Net increase (decrease)		864,392	997,862
Net assets, beginning		997,862	-
Net assets, ending		$1,862,254	$997,862

Units sold		516,944	760,809
Units redeemed		(273,242)	(655)
Net increase (decrease)		243,702	760,154
Units outstanding, beginning		760,154	-
Units outstanding, ending		1,003,856	760,154

* Date of Fund Inception into Variable Account: 8 /23 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,856,992
Cost of units redeemed/account charges			(9,664,200)
Net investment income (loss)			(79,368)
Net realized gain (loss)			139,910
Realized gain distributions			1,476,099
Net change in unrealized appreciation (depreciation)			132,821
Net assets			$1,862,254
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	1,004	$1,862	1.25%	41.3%	12/31/2023	$1.88	0	$0	1.00%	41.7%	12/31/2023	$1.91	0	$0	0.75%	42.0%
12/31/2022	1.31	760	998	1.25%	-32.0%	12/31/2022	1.33	0	0	1.00%	-31.8%	12/31/2022	1.34	0	0	0.75%	-31.7%
12/31/2021	1.93	0	0	1.25%	23.3%	12/31/2021	1.95	0	0	1.00%	23.6%	12/31/2021	1.96	0	0	0.75%	23.9%
12/31/2020	1.57	0	0	1.25%	35.7%	12/31/2020	1.58	0	0	1.00%	36.1%	12/31/2020	1.58	0	0	0.75%	36.4%
12/31/2019	1.15	0	0	1.25%	32.2%	12/31/2019	1.16	0	0	1.00%	32.5%	12/31/2019	1.16	0	0	0.75%	32.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	0	$0	0.50%	42.4%	12/31/2023	$1.96	0	$0	0.25%	42.7%	12/31/2023	$1.98	0	$0	0.00%	43.1%
12/31/2022	1.36	0	0	0.50%	-31.5%	12/31/2022	1.37	0	0	0.25%	-31.3%	12/31/2022	1.39	0	0	0.00%	-31.2%
12/31/2021	1.98	0	0	0.50%	24.2%	12/31/2021	2.00	0	0	0.25%	24.5%	12/31/2021	2.01	0	0	0.00%	24.8%
12/31/2020	1.59	0	0	0.50%	36.8%	12/31/2020	1.60	0	0	0.25%	37.1%	12/31/2020	1.61	0	0	0.00%	37.4%
12/31/2019	1.17	0	0	0.50%	33.2%	12/31/2019	1.17	0	0	0.25%	33.5%	12/31/2019	1.17	0	0	0.00%	33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Met West Total Return Bd P Class - 06-47P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,682,971	$1,677,879	194,355
Receivables: investments sold	-
Payables: investments purchased	(7,405)
Net assets	$1,675,566

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,675,566	1,925,542	$0.87
Band 100	-	-	0.88
Band 75	-	-	0.89
Band 50	-	-	0.90
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$1,675,566	1,925,542

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$85,483
Mortality & expense charges			(25,310)
Net investment income (loss)			60,173

Gain (loss) on investments:
Net realized gain (loss)			(126,919)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			146,818
Net gain (loss)			19,899

Increase (decrease) in net assets from operations			$80,072

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$60,173	$13,244
Net realized gain (loss)		(126,919)	(15,812)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		146,818	(128,668)

Increase (decrease) in net assets from operations		80,072	(131,236)

Contract owner transactions:
Proceeds from units sold		366,423	3,257,913
Cost of units redeemed		(937,714)	(1,641,959)
Account charges		(2,183)	(790)
Increase (decrease)		(573,474)	1,615,164
Net increase (decrease)		(493,402)	1,483,928
Net assets, beginning		2,168,968	685,040
Net assets, ending		$1,675,566	$2,168,968

Units sold		434,080	3,837,268
Units redeemed		(1,119,532)	(1,921,087)
Net increase (decrease)		(685,452)	1,916,181
Units outstanding, beginning		2,610,994	694,813
Units outstanding, ending		1,925,542	2,610,994

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,241,811
Cost of units redeemed/account charges			(3,521,708)
Net investment income (loss)			76,537
Net realized gain (loss)			(161,771)
Realized gain distributions			35,605
Net change in unrealized appreciation (depreciation)			5,092
Net assets			$1,675,566
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.87	1,926	$1,676	1.25%	4.8%	12/31/2023	$0.88	0	$0	1.00%	5.0%	12/31/2023	$0.89	0	$0	0.75%	5.3%
12/31/2022	0.83	2,611	2,169	1.25%	-15.7%	12/31/2022	0.84	0	0	1.00%	-15.5%	12/31/2022	0.84	0	0	0.75%	-15.3%
12/31/2021	0.99	695	685	1.25%	-2.3%	12/31/2021	0.99	0	0	1.00%	-2.1%	12/31/2021	1.00	0	0	0.75%	-1.9%
12/31/2020	1.01	759	767	1.25%	7.8%	12/31/2020	1.01	0	0	1.00%	8.1%	12/31/2020	1.02	0	0	0.75%	8.4%
12/31/2019	0.94	215	201	1.25%	-6.4%	12/31/2019	0.94	0	0	1.00%	-6.3%	12/31/2019	0.94	0	0	0.75%	-6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.90	0	$0	0.50%	5.5%	12/31/2023	$0.91	0	$0	0.25%	5.8%	12/31/2023	$0.92	0	$0	0.00%	6.1%
12/31/2022	0.85	0	0	0.50%	-15.1%	12/31/2022	0.86	0	0	0.25%	-14.9%	12/31/2022	0.87	0	0	0.00%	-14.7%
12/31/2021	1.00	0	0	0.50%	-1.6%	12/31/2021	1.01	0	0	0.25%	-1.4%	12/31/2021	1.02	0	0	0.00%	-1.1%
12/31/2020	1.02	0	0	0.50%	8.6%	12/31/2020	1.02	0	0	0.25%	8.9%	12/31/2020	1.03	0	0	0.00%	9.2%
12/31/2019	0.94	0	0	0.50%	-6.1%	12/31/2019	0.94	0	0	0.25%	-6.1%	12/31/2019	0.94	0	0	0.00%	-6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	1.6%
2021	1.5%
2020	1.7%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Tech 100 Idx R6 Inst Class - 06-4MT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.55
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.62
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	0	$0	1.25%	32.0%	12/31/2023	$1.56	0	$0	1.00%	32.4%	12/31/2023	$1.58	0	$0	0.75%	32.7%
12/31/2022	1.17	0	0	1.25%	-22.5%	12/31/2022	1.18	0	0	1.00%	-22.3%	12/31/2022	1.19	0	0	0.75%	-22.1%
12/31/2021	1.51	0	0	1.25%	24.0%	12/31/2021	1.52	0	0	1.00%	24.4%	12/31/2021	1.53	0	0	0.75%	24.7%
12/31/2020	1.22	0	0	1.25%	22.1%	12/31/2020	1.22	0	0	1.00%	22.2%	12/31/2020	1.22	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	0.50%	33.0%	12/31/2023	$1.61	0	$0	0.25%	33.3%	12/31/2023	$1.62	0	$0	0.00%	33.7%
12/31/2022	1.20	0	0	0.50%	-21.9%	12/31/2022	1.20	0	0	0.25%	-21.7%	12/31/2022	1.21	0	0	0.00%	-21.5%
12/31/2021	1.53	0	0	0.50%	25.0%	12/31/2021	1.54	0	0	0.25%	25.3%	12/31/2021	1.54	0	0	0.00%	25.6%
12/31/2020	1.23	0	0	0.50%	22.6%	12/31/2020	1.23	0	0	0.25%	22.7%	12/31/2020	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Geneva MidCap Gr R6 Class - 06-47R (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.44
Band 100	-	-	1.46
Band 75	-	-	1.48
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	1.25%	22.6%	12/31/2023	$1.46	0	$0	1.00%	22.9%	12/31/2023	$1.48	0	$0	0.75%	23.2%
12/31/2022	1.18	0	0	1.25%	-29.4%	12/31/2022	1.19	0	0	1.00%	-29.2%	12/31/2022	1.20	0	0	0.75%	-29.0%
12/31/2021	1.67	0	0	1.25%	22.8%	12/31/2021	1.68	0	0	1.00%	23.1%	12/31/2021	1.69	0	0	0.75%	23.4%
12/31/2020	1.36	0	0	1.25%	29.9%	12/31/2020	1.36	0	0	1.00%	30.3%	12/31/2020	1.37	0	0	0.75%	30.6%
12/31/2019	1.05	0	0	1.25%	4.6%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.05	0	0	0.75%	4.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	23.5%	12/31/2023	$1.51	0	$0	0.25%	23.8%	12/31/2023	$1.52	0	$0	0.00%	24.1%
12/31/2022	1.21	0	0	0.50%	-28.9%	12/31/2022	1.22	0	0	0.25%	-28.7%	12/31/2022	1.23	0	0	0.00%	-28.5%
12/31/2021	1.70	0	0	0.50%	23.7%	12/31/2021	1.71	0	0	0.25%	24.0%	12/31/2021	1.72	0	0	0.00%	24.3%
12/31/2020	1.37	0	0	0.50%	30.9%	12/31/2020	1.38	0	0	0.25%	31.2%	12/31/2020	1.38	0	0	0.00%	31.6%
12/31/2019	1.05	0	0	0.50%	4.9%	12/31/2019	1.05	0	0	0.25%	5.0%	12/31/2019	1.05	0	0	0.00%	5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nationwide Geneva SmCp Gr R6 Class - 06-47T

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$361,929	$328,335	4,535
Receivables: investments sold	-
Payables: investments purchased	(5,229)
Net assets	$356,700

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$356,700	266,219	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.40
Band 0	-	-	1.41
Total	$356,700	266,219

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,627)
Net investment income (loss)			(3,627)

Gain (loss) on investments:
Net realized gain (loss)			1,549
Realized gain distributions			2,541
Net change in unrealized appreciation (depreciation)			51,160
Net gain (loss)			55,250

Increase (decrease) in net assets from operations			$51,623

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,627)	$(1,930)
Net realized gain (loss)		1,549	55
Realized gain distributions		2,541	4,681
Net change in unrealized appreciation (depreciation)		51,160	(17,566)

Increase (decrease) in net assets from operations		51,623	(14,760)

Contract owner transactions:
Proceeds from units sold		81,097	303,936
Cost of units redeemed		(57,581)	(6,580)
Account charges		(793)	(242)
Increase (decrease)		22,723	297,114
Net increase (decrease)		74,346	282,354
Net assets, beginning		282,354	-
Net assets, ending		$356,700	$282,354

Units sold		65,921	252,183
Units redeemed		(46,297)	(5,588)
Net increase (decrease)		19,624	246,595
Units outstanding, beginning		246,595	-
Units outstanding, ending		266,219	246,595

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$385,033
Cost of units redeemed/account charges			(65,196)
Net investment income (loss)			(5,557)
Net realized gain (loss)			1,604
Realized gain distributions			7,222
Net change in unrealized appreciation (depreciation)			33,594
Net assets			$356,700
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	266	$357	1.25%	17.0%	12/31/2023	$1.35	0	$0	1.00%	17.3%	12/31/2023	$1.37	0	$0	0.75%	17.6%
12/31/2022	1.15	247	282	1.25%	-25.4%	12/31/2022	1.15	0	0	1.00%	-25.2%	12/31/2022	1.16	0	0	0.75%	-25.0%
12/31/2021	1.53	0	0	1.25%	11.0%	12/31/2021	1.54	0	0	1.00%	11.2%	12/31/2021	1.55	0	0	0.75%	11.5%
12/31/2020	1.38	0	0	1.25%	31.2%	12/31/2020	1.39	0	0	1.00%	31.5%	12/31/2020	1.39	0	0	0.75%	31.8%
12/31/2019	1.05	0	0	1.25%	5.4%	12/31/2019	1.05	0	0	1.00%	5.5%	12/31/2019	1.06	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	17.9%	12/31/2023	$1.40	0	$0	0.25%	18.2%	12/31/2023	$1.41	0	$0	0.00%	18.5%
12/31/2022	1.17	0	0	0.50%	-24.8%	12/31/2022	1.18	0	0	0.25%	-24.6%	12/31/2022	1.19	0	0	0.00%	-24.4%
12/31/2021	1.56	0	0	0.50%	11.8%	12/31/2021	1.57	0	0	0.25%	12.1%	12/31/2021	1.58	0	0	0.00%	12.4%
12/31/2020	1.40	0	0	0.50%	32.2%	12/31/2020	1.40	0	0	0.25%	32.5%	12/31/2020	1.41	0	0	0.00%	32.8%
12/31/2019	1.06	0	0	0.50%	5.6%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Loomis Sayles Small Cap Growth Fund N Class - 06-3JG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$110,272	$106,733	4,140
Receivables: investments sold	189
Payables: investments purchased	-
Net assets	$110,461

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$110,461	90,219	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$110,461	90,219

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,283)
Net investment income (loss)			(1,283)

Gain (loss) on investments:
Net realized gain (loss)			(5,687)
Realized gain distributions			2,475
Net change in unrealized appreciation (depreciation)			6,105
Net gain (loss)			2,893

Increase (decrease) in net assets from operations			$1,610

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,283)	$(84)
Net realized gain (loss)		(5,687)	(34)
Realized gain distributions		2,475	217
Net change in unrealized appreciation (depreciation)		6,105	(1,911)

Increase (decrease) in net assets from operations		1,610	(1,812)

Contract owner transactions:
Proceeds from units sold		186,456	1,939
Cost of units redeemed		(84,814)	(1)
Account charges		(322)	(26)
Increase (decrease)		101,320	1,912
Net increase (decrease)		102,930	100
Net assets, beginning		7,531	7,431
Net assets, ending		$110,461	$7,531

Units sold		157,405	1,713
Units redeemed		(73,993)	(25)
Net increase (decrease)		83,412	1,688
Units outstanding, beginning		6,807	5,119
Units outstanding, ending		90,219	6,807

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,327,782
Cost of units redeemed/account charges			(1,291,516)
Net investment income (loss)			(9,731)
Net realized gain (loss)			(16,645)
Realized gain distributions			97,032
Net change in unrealized appreciation (depreciation)			3,539
Net assets			$110,461
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	90	$110	1.25%	10.7%	12/31/2023	$1.24	0	$0	1.00%	10.9%	12/31/2023	$1.26	0	$0	0.75%	11.2%
12/31/2022	1.11	7	8	1.25%	-23.8%	12/31/2022	1.12	0	0	1.00%	-23.6%	12/31/2022	1.13	0	0	0.75%	-23.4%
12/31/2021	1.45	5	7	1.25%	8.8%	12/31/2021	1.46	0	0	1.00%	9.1%	12/31/2021	1.48	0	0	0.75%	9.4%
12/31/2020	1.33	4	5	1.25%	32.6%	12/31/2020	1.34	0	0	1.00%	32.9%	12/31/2020	1.35	0	0	0.75%	33.3%
12/31/2019	1.01	0	0	1.25%	25.1%	12/31/2019	1.01	0	0	1.00%	25.4%	12/31/2019	1.01	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	11.5%	12/31/2023	$1.29	0	$0	0.25%	11.8%	12/31/2023	$1.31	0	$0	0.00%	12.1%
12/31/2022	1.14	0	0	0.50%	-23.2%	12/31/2022	1.15	0	0	0.25%	-23.0%	12/31/2022	1.17	0	0	0.00%	-22.8%
12/31/2021	1.49	0	0	0.50%	9.6%	12/31/2021	1.50	0	0	0.25%	9.9%	12/31/2021	1.51	0	0	0.00%	10.2%
12/31/2020	1.36	0	0	0.50%	33.6%	12/31/2020	1.36	0	0	0.25%	33.9%	12/31/2020	1.37	0	0	0.00%	34.3%
12/31/2019	1.02	0	0	0.50%	26.0%	12/31/2019	1.02	0	0	0.25%	26.3%	12/31/2019	1.02	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Loomis Sayles Bond Fund N Class - 06-3XN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$84,753
Cost of units redeemed/account charges			(83,162)
Net investment income (loss)			684
Net realized gain (loss)			(2,328)
Realized gain distributions			53
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	1.25%	6.8%	12/31/2023	$1.01	0	$0	1.00%	7.0%	12/31/2023	$1.02	0	$0	0.75%	7.3%
12/31/2022	0.93	0	0	1.25%	-13.5%	12/31/2022	0.94	0	0	1.00%	-13.3%	12/31/2022	0.95	0	0	0.75%	-13.1%
12/31/2021	1.08	0	0	1.25%	1.9%	12/31/2021	1.09	0	0	1.00%	2.2%	12/31/2021	1.09	0	0	0.75%	2.4%
12/31/2020	1.06	0	0	1.25%	0.9%	12/31/2020	1.06	0	0	1.00%	1.2%	12/31/2020	1.07	0	0	0.75%	1.4%
12/31/2019	1.05	40	42	1.25%	5.0%	12/31/2019	1.05	0	0	1.00%	5.2%	12/31/2019	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	0.50%	7.6%	12/31/2023	$1.04	0	$0	0.25%	7.8%	12/31/2023	$1.06	0	$0	0.00%	8.1%
12/31/2022	0.96	0	0	0.50%	-12.9%	12/31/2022	0.97	0	0	0.25%	-12.7%	12/31/2022	0.98	0	0	0.00%	-12.5%
12/31/2021	1.10	0	0	0.50%	2.7%	12/31/2021	1.11	0	0	0.25%	3.0%	12/31/2021	1.12	0	0	0.00%	3.2%
12/31/2020	1.07	0	0	0.50%	1.7%	12/31/2020	1.08	0	0	0.25%	2.0%	12/31/2020	1.08	0	0	0.00%	2.2%
12/31/2019	1.06	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.7%	12/31/2019	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.1%
2019	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund R3 Class - 06-867

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$96,834	$109,414	2,485
Receivables: investments sold	517
Payables: investments purchased	-
Net assets	$97,351

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$97,351	18,126	$5.37
Band 100	-	-	5.56
Band 75	-	-	5.76
Band 50	-	-	5.97
Band 25	-	-	6.18
Band 0	-	-	6.40
Total	$97,351	18,126

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,149)
Net investment income (loss)			(1,149)

Gain (loss) on investments:
Net realized gain (loss)			(4,570)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,328
Net gain (loss)			7,758

Increase (decrease) in net assets from operations			$6,609

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,149)	$(1,165)
Net realized gain (loss)		(4,570)	(29,856)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,328	1,216

Increase (decrease) in net assets from operations		6,609	(29,805)

Contract owner transactions:
Proceeds from units sold		37,521	21,538
Cost of units redeemed		(13,115)	(56,227)
Account charges		(10)	(27)
Increase (decrease)		24,396	(34,716)
Net increase (decrease)		31,005	(64,521)
Net assets, beginning		66,346	130,867
Net assets, ending		$97,351	$66,346

Units sold		7,367	4,139
Units redeemed		(2,594)	(10,351)
Net increase (decrease)		4,773	(6,212)
Units outstanding, beginning		13,353	19,565
Units outstanding, ending		18,126	13,353

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$910,225
Cost of units redeemed/account charges			(860,935)
Net investment income (loss)			(13,581)
Net realized gain (loss)			22,425
Realized gain distributions			51,797
Net change in unrealized appreciation (depreciation)			(12,580)
Net assets			$97,351
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.37	18	$97	1.25%	8.1%	12/31/2023	$5.56	0	$0	1.00%	8.4%	12/31/2023	$5.76	0	$0	0.75%	8.6%
12/31/2022	4.97	13	66	1.25%	-25.7%	12/31/2022	5.13	0	0	1.00%	-25.5%	12/31/2022	5.30	0	0	0.75%	-25.3%
12/31/2021	6.69	20	131	1.25%	2.6%	12/31/2021	6.89	0	0	1.00%	2.9%	12/31/2021	7.10	0	0	0.75%	3.1%
12/31/2020	6.52	34	218	1.25%	40.6%	12/31/2020	6.70	0	0	1.00%	40.9%	12/31/2020	6.89	0	0	0.75%	41.3%
12/31/2019	4.64	34	157	1.25%	32.4%	12/31/2019	4.76	0	0	1.00%	32.7%	12/31/2019	4.88	0	0	0.75%	33.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.97	0	$0	0.50%	8.9%	12/31/2023	$6.18	0	$0	0.25%	9.2%	12/31/2023	$6.40	0	$0	0.00%	9.4%
12/31/2022	5.48	0	0	0.50%	-25.2%	12/31/2022	5.66	0	0	0.25%	-25.0%	12/31/2022	5.85	0	0	0.00%	-24.8%
12/31/2021	7.32	0	0	0.50%	3.4%	12/31/2021	7.54	0	0	0.25%	3.6%	12/31/2021	7.77	0	0	0.00%	3.9%
12/31/2020	7.08	0	0	0.50%	41.6%	12/31/2020	7.28	0	0	0.25%	42.0%	12/31/2020	7.48	0	0	0.00%	42.3%
12/31/2019	5.00	0	0	0.50%	33.4%	12/31/2019	5.13	0	0	0.25%	33.7%	12/31/2019	5.26	0	0	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund A Class - 06-868

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$70,590	$70,961	1,792
Receivables: investments sold	70
Payables: investments purchased	-
Net assets	$70,660

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$70,660	20,394	$3.46
Band 100	-	-	3.59
Band 75	-	-	3.72
Band 50	-	-	3.85
Band 25	-	-	3.99
Band 0	-	-	4.13
Total	$70,660	20,394

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(876)
Net investment income (loss)			(876)

Gain (loss) on investments:
Net realized gain (loss)			(1,081)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,511
Net gain (loss)			6,430

Increase (decrease) in net assets from operations			$5,554

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(876)	$(1,280)
Net realized gain (loss)		(1,081)	51
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,511	(32,148)

Increase (decrease) in net assets from operations		5,554	(33,377)

Contract owner transactions:
Proceeds from units sold		3,115	7,710
Cost of units redeemed		(12,033)	(33,899)
Account charges		(400)	(551)
Increase (decrease)		(9,318)	(26,740)
Net increase (decrease)		(3,764)	(60,117)
Net assets, beginning		74,424	134,541
Net assets, ending		$70,660	$74,424

Units sold		952	2,352
Units redeemed		(3,833)	(10,410)
Net increase (decrease)		(2,881)	(8,058)
Units outstanding, beginning		23,275	31,333
Units outstanding, ending		20,394	23,275

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$218,476
Cost of units redeemed/account charges			(211,178)
Net investment income (loss)			(8,959)
Net realized gain (loss)			30,713
Realized gain distributions			41,979
Net change in unrealized appreciation (depreciation)			(371)
Net assets			$70,660
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.46	20	$71	1.25%	8.4%	12/31/2023	$3.59	0	$0	1.00%	8.6%	12/31/2023	$3.72	0	$0	0.75%	8.9%
12/31/2022	3.20	23	74	1.25%	-25.5%	12/31/2022	3.30	0	0	1.00%	-25.3%	12/31/2022	3.41	0	0	0.75%	-25.2%
12/31/2021	4.29	31	135	1.25%	2.9%	12/31/2021	4.43	0	0	1.00%	3.1%	12/31/2021	4.56	0	0	0.75%	3.4%
12/31/2020	4.17	25	103	1.25%	40.9%	12/31/2020	4.29	0	0	1.00%	41.3%	12/31/2020	4.41	0	0	0.75%	41.6%
12/31/2019	2.96	20	60	1.25%	32.7%	12/31/2019	3.04	0	0	1.00%	33.0%	12/31/2019	3.11	0	0	0.75%	33.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.85	0	$0	0.50%	9.2%	12/31/2023	$3.99	0	$0	0.25%	9.4%	12/31/2023	$4.13	0	$0	0.00%	9.7%
12/31/2022	3.53	0	0	0.50%	-25.0%	12/31/2022	3.64	0	0	0.25%	-24.8%	12/31/2022	3.76	0	0	0.00%	-24.6%
12/31/2021	4.70	0	0	0.50%	3.6%	12/31/2021	4.84	0	0	0.25%	3.9%	12/31/2021	4.99	0	0	0.00%	4.2%
12/31/2020	4.53	0	0	0.50%	42.0%	12/31/2020	4.66	0	0	0.25%	42.3%	12/31/2020	4.79	0	0	0.00%	42.7%
12/31/2019	3.19	0	0	0.50%	33.7%	12/31/2019	3.28	0	0	0.25%	34.0%	12/31/2019	3.36	0	0	0.00%	34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$316,938	$321,048	8,055
Receivables: investments sold	-
Payables: investments purchased	(591)
Net assets	$316,347

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$309,057	54,733	$5.65
Band 100	7,290	1,231	5.92
Band 75	-	-	6.21
Band 50	-	-	6.51
Band 25	-	-	6.83
Band 0	-	-	7.16
Total	$316,347	55,964

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,824)
Net investment income (loss)			(3,824)

Gain (loss) on investments:
Net realized gain (loss)			(2,829)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,243
Net gain (loss)			28,414

Increase (decrease) in net assets from operations			$24,590

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,824)	$(4,790)
Net realized gain (loss)		(2,829)	(1,939)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,243	(124,679)

Increase (decrease) in net assets from operations		24,590	(131,408)

Contract owner transactions:
Proceeds from units sold		14,073	12,100
Cost of units redeemed		(34,207)	(98,700)
Account charges		(122)	(107)
Increase (decrease)		(20,256)	(86,707)
Net increase (decrease)		4,334	(218,115)
Net assets, beginning		312,013	530,128
Net assets, ending		$316,347	$312,013

Units sold		2,645	2,176
Units redeemed		(6,297)	(17,709)
Net increase (decrease)		(3,652)	(15,533)
Units outstanding, beginning		59,616	75,149
Units outstanding, ending		55,964	59,616

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,442,487
Cost of units redeemed/account charges			(4,598,138)
Net investment income (loss)			(122,017)
Net realized gain (loss)			331,834
Realized gain distributions			266,291
Net change in unrealized appreciation (depreciation)			(4,110)
Net assets			$316,347
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.65	55	$309	1.25%	8.2%	12/31/2023	$5.92	1	$7	1.00%	8.5%	12/31/2023	$6.21	0	$0	0.75%	8.8%
12/31/2022	5.22	56	291	1.25%	-25.7%	12/31/2022	5.46	4	21	1.00%	-25.5%	12/31/2022	5.71	0	0	0.75%	-25.3%
12/31/2021	7.02	66	466	1.25%	2.7%	12/31/2021	7.32	9	64	1.00%	3.0%	12/31/2021	7.64	0	0	0.75%	3.2%
12/31/2020	6.83	94	638	1.25%	40.7%	12/31/2020	7.11	9	66	1.00%	41.0%	12/31/2020	7.40	0	0	0.75%	41.4%
12/31/2019	4.86	115	553	1.25%	32.5%	12/31/2019	5.04	29	142	1.00%	32.8%	12/31/2019	5.24	0	0	0.75%	33.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.51	0	$0	0.50%	9.0%	12/31/2023	$6.83	0	$0	0.25%	9.3%	12/31/2023	$7.16	0	$0	0.00%	9.6%
12/31/2022	5.97	0	0	0.50%	-25.1%	12/31/2022	6.25	0	0	0.25%	-24.9%	12/31/2022	6.54	0	0	0.00%	-24.7%
12/31/2021	7.98	0	0	0.50%	3.5%	12/31/2021	8.32	0	0	0.25%	3.8%	12/31/2021	8.69	0	0	0.00%	4.0%
12/31/2020	7.71	0	0	0.50%	41.7%	12/31/2020	8.02	0	0	0.25%	42.1%	12/31/2020	8.35	0	0	0.00%	42.4%
12/31/2019	5.44	0	0	0.50%	33.5%	12/31/2019	5.65	0	0	0.25%	33.8%	12/31/2019	5.86	0	0	0.00%	34.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund A Class - 06-CNY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,982	$8,984	223
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$8,981

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,981	2,503	$3.59
Band 100	-	-	3.65
Band 75	-	-	3.72
Band 50	-	-	3.79
Band 25	-	-	3.85
Band 0	-	-	3.92
Total	$8,981	2,503

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11
Mortality & expense charges			(101)
Net investment income (loss)			(90)

Gain (loss) on investments:
Net realized gain (loss)			(400)
Realized gain distributions			775
Net change in unrealized appreciation (depreciation)			1,641
Net gain (loss)			2,016

Increase (decrease) in net assets from operations			$1,926

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(90)	$(426)
Net realized gain (loss)		(400)	697
Realized gain distributions		775	1,497
Net change in unrealized appreciation (depreciation)		1,641	(10,459)

Increase (decrease) in net assets from operations		1,926	(8,691)

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		(9,328)	(18,725)
Account charges		(3)	(6)
Increase (decrease)		(9,331)	(18,731)
Net increase (decrease)		(7,405)	(27,422)
Net assets, beginning		16,386	43,808
Net assets, ending		$8,981	$16,386

Units sold		-	-
Units redeemed		(3,205)	(6,535)
Net increase (decrease)		(3,205)	(6,535)
Units outstanding, beginning		5,708	12,243
Units outstanding, ending		2,503	5,708

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$232,757
Cost of units redeemed/account charges			(281,154)
Net investment income (loss)			(5,005)
Net realized gain (loss)			10,658
Realized gain distributions			51,727
Net change in unrealized appreciation (depreciation)			(2)
Net assets			$8,981
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.59	3	$9	1.25%	25.0%	12/31/2023	$3.65	0	$0	1.00%	25.3%	12/31/2023	$3.72	0	$0	0.75%	25.6%
12/31/2022	2.87	6	16	1.25%	-19.8%	12/31/2022	2.92	0	0	1.00%	-19.6%	12/31/2022	2.96	0	0	0.75%	-19.4%
12/31/2021	3.58	12	44	1.25%	21.7%	12/31/2021	3.63	0	0	1.00%	22.0%	12/31/2021	3.67	0	0	0.75%	22.3%
12/31/2020	2.94	12	36	1.25%	17.7%	12/31/2020	2.97	0	0	1.00%	18.0%	12/31/2020	3.00	0	0	0.75%	18.3%
12/31/2019	2.50	74	185	1.25%	24.1%	12/31/2019	2.52	0	0	1.00%	24.4%	12/31/2019	2.54	0	0	0.75%	24.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.79	0	$0	0.50%	25.9%	12/31/2023	$3.85	0	$0	0.25%	26.2%	12/31/2023	$3.92	0	$0	0.00%	26.5%
12/31/2022	3.01	0	0	0.50%	-19.2%	12/31/2022	3.05	0	0	0.25%	-19.0%	12/31/2022	3.10	0	0	0.00%	-18.8%
12/31/2021	3.72	0	0	0.50%	22.6%	12/31/2021	3.77	0	0	0.25%	22.9%	12/31/2021	3.82	0	0	0.00%	23.2%
12/31/2020	3.04	0	0	0.50%	18.6%	12/31/2020	3.07	0	0	0.25%	18.8%	12/31/2020	3.10	0	0	0.00%	19.1%
12/31/2019	2.56	0	0	0.50%	25.0%	12/31/2019	2.58	0	0	0.25%	25.3%	12/31/2019	2.60	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%
2021	0.3%
2020	0.1%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,421,419	$1,368,980	35,459
Receivables: investments sold	-
Payables: investments purchased	(202)
Net assets	$1,421,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,384,112	387,463	$3.57
Band 100	37,105	10,202	3.64
Band 75	-	-	3.70
Band 50	-	-	3.77
Band 25	-	-	3.84
Band 0	-	-	3.91
Total	$1,421,217	397,665

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,112)
Net investment income (loss)			(15,112)

Gain (loss) on investments:
Net realized gain (loss)			(2,027)
Realized gain distributions			120,579
Net change in unrealized appreciation (depreciation)			168,596
Net gain (loss)			287,148

Increase (decrease) in net assets from operations			$272,036

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,112)	$(14,979)
Net realized gain (loss)		(2,027)	3,354
Realized gain distributions		120,579	100,628
Net change in unrealized appreciation (depreciation)		168,596	(373,517)

Increase (decrease) in net assets from operations		272,036	(284,514)

Contract owner transactions:
Proceeds from units sold		115,966	67,592
Cost of units redeemed		(65,697)	(106,638)
Account charges		(427)	(393)
Increase (decrease)		49,842	(39,439)
Net increase (decrease)		321,878	(323,953)
Net assets, beginning		1,099,339	1,423,292
Net assets, ending		$1,421,217	$1,099,339

Units sold		36,652	22,599
Units redeemed		(22,372)	(36,461)
Net increase (decrease)		14,280	(13,862)
Units outstanding, beginning		383,385	397,247
Units outstanding, ending		397,665	383,385

* Date of Fund Inception into Variable Account: 10 /21 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,633,271
Cost of units redeemed/account charges			(919,723)
Net investment income (loss)			(80,071)
Net realized gain (loss)			50,643
Realized gain distributions			684,658
Net change in unrealized appreciation (depreciation)			52,439
Net assets			$1,421,217
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.57	387	$1,384	1.25%	24.6%	12/31/2023	$3.64	10	$37	1.00%	24.9%	12/31/2023	$3.70	0	$0	0.75%	25.3%
12/31/2022	2.87	372	1,067	1.25%	-20.0%	12/31/2022	2.91	11	32	1.00%	-19.8%	12/31/2022	2.96	0	0	0.75%	-19.6%
12/31/2021	3.58	386	1,384	1.25%	21.3%	12/31/2021	3.63	11	40	1.00%	21.6%	12/31/2021	3.68	0	0	0.75%	21.9%
12/31/2020	2.95	433	1,277	1.25%	17.4%	12/31/2020	2.98	13	39	1.00%	17.7%	12/31/2020	3.01	0	0	0.75%	18.0%
12/31/2019	2.51	422	1,062	1.25%	23.7%	12/31/2019	2.53	16	41	1.00%	24.1%	12/31/2019	2.55	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.77	0	$0	0.50%	25.6%	12/31/2023	$3.84	0	$0	0.25%	25.9%	12/31/2023	$3.91	0	$0	0.00%	26.2%
12/31/2022	3.00	0	0	0.50%	-19.4%	12/31/2022	3.05	0	0	0.25%	-19.2%	12/31/2022	3.10	0	0	0.00%	-19.0%
12/31/2021	3.72	0	0	0.50%	22.3%	12/31/2021	3.77	0	0	0.25%	22.6%	12/31/2021	3.82	0	0	0.00%	22.9%
12/31/2020	3.05	0	0	0.50%	18.3%	12/31/2020	3.08	0	0	0.25%	18.6%	12/31/2020	3.11	0	0	0.00%	18.9%
12/31/2019	2.58	0	0	0.50%	24.7%	12/31/2019	2.60	0	0	0.25%	25.0%	12/31/2019	2.62	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.2%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Mid Cap Intrinsic Value Fund A Class - 06-GJK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.52
Band 100	-	-	1.56
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	1.25%	9.5%	12/31/2023	$1.56	0	$0	1.00%	9.7%	12/31/2023	$1.56	0	$0	0.75%	10.0%
12/31/2022	1.39	0	0	1.25%	-11.1%	12/31/2022	1.42	0	0	1.00%	-10.9%	12/31/2022	1.42	0	0	0.75%	-10.6%
12/31/2021	1.56	0	0	1.25%	30.6%	12/31/2021	1.60	0	0	1.00%	30.9%	12/31/2021	1.59	0	0	0.75%	31.2%
12/31/2020	1.19	0	0	1.25%	-5.5%	12/31/2020	1.22	0	0	1.00%	-5.2%	12/31/2020	1.21	0	0	0.75%	-5.0%
12/31/2019	1.26	0	0	1.25%	15.7%	12/31/2019	1.29	0	0	1.00%	16.3%	12/31/2019	1.28	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	0.50%	10.3%	12/31/2023	$1.61	0	$0	0.25%	10.5%	12/31/2023	$1.64	0	$0	0.00%	10.8%
12/31/2022	1.44	0	0	0.50%	-10.4%	12/31/2022	1.46	0	0	0.25%	-10.2%	12/31/2022	1.48	0	0	0.00%	-10.0%
12/31/2021	1.61	0	0	0.50%	31.6%	12/31/2021	1.62	0	0	0.25%	31.9%	12/31/2021	1.64	0	0	0.00%	32.2%
12/31/2020	1.22	0	0	0.50%	-4.8%	12/31/2020	1.23	0	0	0.25%	-4.5%	12/31/2020	1.24	0	0	0.00%	-4.3%
12/31/2019	1.28	0	0	0.50%	16.6%	12/31/2019	1.29	0	0	0.25%	16.9%	12/31/2019	1.30	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Mid Cap Intrinsic Value Fund R3 Class - 06-GJM (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.50
Band 100	-	-	1.54
Band 75	-	-	1.55
Band 50	-	-	1.57
Band 25	-	-	1.60
Band 0	-	-	1.62
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	0	$0	1.25%	9.2%	12/31/2023	$1.54	0	$0	1.00%	9.4%	12/31/2023	$1.55	0	$0	0.75%	9.7%
12/31/2022	1.37	0	0	1.25%	-11.3%	12/31/2022	1.41	0	0	1.00%	-11.1%	12/31/2022	1.41	0	0	0.75%	-10.8%
12/31/2021	1.55	0	0	1.25%	30.2%	12/31/2021	1.59	0	0	1.00%	30.5%	12/31/2021	1.58	0	0	0.75%	30.9%
12/31/2020	1.19	0	0	1.25%	-5.7%	12/31/2020	1.22	0	0	1.00%	-5.5%	12/31/2020	1.21	0	0	0.75%	-5.2%
12/31/2019	1.26	0	0	1.25%	15.4%	12/31/2019	1.29	0	0	1.00%	15.9%	12/31/2019	1.28	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	0	$0	0.50%	10.0%	12/31/2023	$1.60	0	$0	0.25%	10.3%	12/31/2023	$1.62	0	$0	0.00%	10.5%
12/31/2022	1.43	0	0	0.50%	-10.6%	12/31/2022	1.45	0	0	0.25%	-10.4%	12/31/2022	1.47	0	0	0.00%	-10.2%
12/31/2021	1.60	0	0	0.50%	31.2%	12/31/2021	1.61	0	0	0.25%	31.5%	12/31/2021	1.63	0	0	0.00%	31.9%
12/31/2020	1.22	0	0	0.50%	-5.0%	12/31/2020	1.23	0	0	0.25%	-4.7%	12/31/2020	1.24	0	0	0.00%	-4.5%
12/31/2019	1.28	0	0	0.50%	16.3%	12/31/2019	1.29	0	0	0.25%	16.6%	12/31/2019	1.30	0	0	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Large Cap Value Fund Advisor Class - 06-900

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$611,810	$638,984	14,832
Receivables: investments sold	2,857
Payables: investments purchased	-
Net assets	$614,667

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$544,955	78,892	$6.91
Band 100	69,712	9,623	7.24
Band 75	-	-	7.60
Band 50	-	-	7.97
Band 25	-	-	8.36
Band 0	-	-	8.76
Total	$614,667	88,515

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,504
Mortality & expense charges			(14,378)
Net investment income (loss)			(1,874)

Gain (loss) on investments:
Net realized gain (loss)			50,208
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(130,096)
Net gain (loss)			(79,888)

Increase (decrease) in net assets from operations			$(81,762)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,874)	$1,081
Net realized gain (loss)		50,208	25,443
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(130,096)	(61,726)

Increase (decrease) in net assets from operations		(81,762)	(35,202)

Contract owner transactions:
Proceeds from units sold		724,756	418,685
Cost of units redeemed		(960,939)	(104,361)
Account charges		(372)	(299)
Increase (decrease)		(236,555)	314,025
Net increase (decrease)		(318,317)	278,823
Net assets, beginning		932,984	654,161
Net assets, ending		$614,667	$932,984

Units sold		101,454	59,141
Units redeemed		(143,032)	(17,550)
Net increase (decrease)		(41,578)	41,591
Units outstanding, beginning		130,093	88,502
Units outstanding, ending		88,515	130,093

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,369,423
Cost of units redeemed/account charges			(11,464,291)
Net investment income (loss)			(124,672)
Net realized gain (loss)			(152,265)
Realized gain distributions			1,013,646
Net change in unrealized appreciation (depreciation)			(27,174)
Net assets			$614,667
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.91	79	$545	1.25%	-3.3%	12/31/2023	$7.24	10	$70	1.00%	-3.1%	12/31/2023	$7.60	0	$0	0.75%	-2.8%
12/31/2022	7.14	119	853	1.25%	-2.8%	12/31/2022	7.47	11	80	1.00%	-2.5%	12/31/2022	7.82	0	0	0.75%	-2.3%
12/31/2021	7.35	76	560	1.25%	26.1%	12/31/2021	7.67	12	94	1.00%	26.4%	12/31/2021	8.00	0	0	0.75%	26.7%
12/31/2020	5.83	98	572	1.25%	12.7%	12/31/2020	6.07	12	74	1.00%	13.0%	12/31/2020	6.31	0	0	0.75%	13.3%
12/31/2019	5.17	110	569	1.25%	22.0%	12/31/2019	5.37	13	69	1.00%	22.3%	12/31/2019	5.58	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.97	0	$0	0.50%	-2.6%	12/31/2023	$8.36	0	$0	0.25%	-2.3%	12/31/2023	$8.76	0	$0	0.00%	-2.1%
12/31/2022	8.18	0	0	0.50%	-2.0%	12/31/2022	8.56	0	0	0.25%	-1.8%	12/31/2022	8.95	0	0	0.00%	-1.5%
12/31/2021	8.35	0	0	0.50%	27.0%	12/31/2021	8.71	0	0	0.25%	27.3%	12/31/2021	9.09	0	0	0.00%	27.6%
12/31/2020	6.57	0	0	0.50%	13.5%	12/31/2020	6.84	0	0	0.25%	13.8%	12/31/2020	7.12	0	0	0.00%	14.1%
12/31/2019	5.79	0	0	0.50%	22.9%	12/31/2019	6.01	0	0	0.25%	23.2%	12/31/2019	6.24	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.4%
2021	0.8%
2020	1.0%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$189,942	$190,707	4,739
Receivables: investments sold	158
Payables: investments purchased	-
Net assets	$190,100

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$190,100	110,254	$1.72
Band 100	-	-	1.75
Band 75	-	-	1.77
Band 50	-	-	1.79
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$190,100	110,254

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$848
Mortality & expense charges			(1,957)
Net investment income (loss)			(1,109)

Gain (loss) on investments:
Net realized gain (loss)			(676)
Realized gain distributions			16,053
Net change in unrealized appreciation (depreciation)			22,270
Net gain (loss)			37,647

Increase (decrease) in net assets from operations			$36,538

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,109)	$(686)
Net realized gain (loss)		(676)	(123)
Realized gain distributions		16,053	12,161
Net change in unrealized appreciation (depreciation)		22,270	(23,035)

Increase (decrease) in net assets from operations		36,538	(11,683)

Contract owner transactions:
Proceeds from units sold		19,653	284,310
Cost of units redeemed		(3,473)	(135,231)
Account charges		(14)	-
Increase (decrease)		16,166	149,079
Net increase (decrease)		52,704	137,396
Net assets, beginning		137,396	-
Net assets, ending		$190,100	$137,396

Units sold		12,681	188,975
Units redeemed		(2,481)	(88,921)
Net increase (decrease)		10,200	100,054
Units outstanding, beginning		100,054	-
Units outstanding, ending		110,254	100,054

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$303,963
Cost of units redeemed/account charges			(138,718)
Net investment income (loss)			(1,795)
Net realized gain (loss)			(799)
Realized gain distributions			28,214
Net change in unrealized appreciation (depreciation)			(765)
Net assets			$190,100
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	110	$190	1.25%	25.6%	12/31/2023	$1.75	0	$0	1.00%	25.9%	12/31/2023	$1.77	0	$0	0.75%	26.2%
12/31/2022	1.37	100	137	1.25%	-19.4%	12/31/2022	1.39	0	0	1.00%	-19.2%	12/31/2022	1.40	0	0	0.75%	-19.0%
12/31/2021	1.70	0	0	1.25%	22.2%	12/31/2021	1.72	0	0	1.00%	22.5%	12/31/2021	1.73	0	0	0.75%	22.8%
12/31/2020	1.39	0	0	1.25%	18.3%	12/31/2020	1.40	0	0	1.00%	18.6%	12/31/2020	1.41	0	0	0.75%	18.9%
12/31/2019	1.18	0	0	1.25%	24.6%	12/31/2019	1.18	0	0	1.00%	24.9%	12/31/2019	1.19	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	0	$0	0.50%	26.5%	12/31/2023	$1.81	0	$0	0.25%	26.8%	12/31/2023	$1.84	0	$0	0.00%	27.1%
12/31/2022	1.42	0	0	0.50%	-18.8%	12/31/2022	1.43	0	0	0.25%	-18.6%	12/31/2022	1.44	0	0	0.00%	-18.4%
12/31/2021	1.74	0	0	0.50%	23.1%	12/31/2021	1.76	0	0	0.25%	23.4%	12/31/2021	1.77	0	0	0.00%	23.7%
12/31/2020	1.42	0	0	0.50%	19.1%	12/31/2020	1.42	0	0	0.25%	19.4%	12/31/2020	1.43	0	0	0.00%	19.7%
12/31/2019	1.19	0	0	0.50%	25.5%	12/31/2019	1.19	0	0	0.25%	25.9%	12/31/2019	1.19	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.6%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,993	$5,259	132
Receivables: investments sold	296
Payables: investments purchased	-
Net assets	$5,289

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,289	4,224	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.33
Total	$5,289	4,224

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(51)
Net investment income (loss)			(51)

Gain (loss) on investments:
Net realized gain (loss)			(8)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			433
Net gain (loss)			425

Increase (decrease) in net assets from operations			$374

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(51)	$(40)
Net realized gain (loss)		(8)	(490)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		433	(554)

Increase (decrease) in net assets from operations		374	(1,084)

Contract owner transactions:
Proceeds from units sold		1,530	1,597
Cost of units redeemed		-	(1,378)
Account charges		-	-
Increase (decrease)		1,530	219
Net increase (decrease)		1,904	(865)
Net assets, beginning		3,385	4,250
Net assets, ending		$5,289	$3,385

Units sold		1,281	1,300
Units redeemed		-	(1,121)
Net increase (decrease)		1,281	179
Units outstanding, beginning		2,943	2,764
Units outstanding, ending		4,224	2,943

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,839
Cost of units redeemed/account charges			(3,909)
Net investment income (loss)			(95)
Net realized gain (loss)			(435)
Realized gain distributions			155
Net change in unrealized appreciation (depreciation)			(266)
Net assets			$5,289
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	4	$5	1.25%	8.9%	12/31/2023	$1.27	0	$0	1.00%	9.1%	12/31/2023	$1.28	0	$0	0.75%	9.4%
12/31/2022	1.15	3	3	1.25%	-25.2%	12/31/2022	1.16	0	0	1.00%	-25.0%	12/31/2022	1.17	0	0	0.75%	-24.8%
12/31/2021	1.54	3	4	1.25%	3.3%	12/31/2021	1.55	0	0	1.00%	3.6%	12/31/2021	1.56	0	0	0.75%	3.9%
12/31/2020	1.49	0	0	1.25%	41.6%	12/31/2020	1.49	0	0	1.00%	41.9%	12/31/2020	1.50	0	0	0.75%	42.3%
12/31/2019	1.05	0	0	1.25%	6.5%	12/31/2019	1.05	0	0	1.00%	6.7%	12/31/2019	1.05	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	9.7%	12/31/2023	$1.31	0	$0	0.25%	9.9%	12/31/2023	$1.33	0	$0	0.00%	10.2%
12/31/2022	1.18	0	0	0.50%	-24.6%	12/31/2022	1.19	0	0	0.25%	-24.4%	12/31/2022	1.20	0	0	0.00%	-24.2%
12/31/2021	1.57	0	0	0.50%	4.1%	12/31/2021	1.58	0	0	0.25%	4.4%	12/31/2021	1.59	0	0	0.00%	4.6%
12/31/2020	1.51	0	0	0.50%	42.6%	12/31/2020	1.51	0	0	0.25%	43.0%	12/31/2020	1.52	0	0	0.00%	43.3%
12/31/2019	1.06	0	0	0.50%	7.0%	12/31/2019	1.06	0	0	0.25%	7.2%	12/31/2019	1.06	0	0	0.00%	7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Intnsc Val R6 Class - 06-47J

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$111,702	$102,778	5,625
Receivables: investments sold	2,786
Payables: investments purchased	-
Net assets	$114,488

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$114,488	74,129	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.61
Band 0	-	-	1.63
Total	$114,488	74,129

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(1,798)
Net investment income (loss)			(1,798)

Gain (loss) on investments:
Net realized gain (loss)			(1,901)
Realized gain distributions			280
Net change in unrealized appreciation (depreciation)			15,802
Net gain (loss)			14,181

Increase (decrease) in net assets from operations			$12,383

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,798)	$(1,049)
Net realized gain (loss)		(1,901)	(27)
Realized gain distributions		280	5,287
Net change in unrealized appreciation (depreciation)		15,802	(6,878)

Increase (decrease) in net assets from operations		12,383	(2,667)

Contract owner transactions:
Proceeds from units sold		9,023	153,099
Cost of units redeemed		(52,379)	(4,914)
Account charges		(36)	(21)
Increase (decrease)		(43,392)	148,164
Net increase (decrease)		(31,009)	145,497
Net assets, beginning		145,497	-
Net assets, ending		$114,488	$145,497

Units sold		6,227	109,591
Units redeemed		(38,146)	(3,543)
Net increase (decrease)		(31,919)	106,048
Units outstanding, beginning		106,048	-
Units outstanding, ending		74,129	106,048

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$162,122
Cost of units redeemed/account charges			(57,350)
Net investment income (loss)			(2,847)
Net realized gain (loss)			(1,928)
Realized gain distributions			5,567
Net change in unrealized appreciation (depreciation)			8,924
Net assets			$114,488
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	74	$114	1.25%	12.6%	12/31/2023	$1.56	0	$0	1.00%	12.9%	12/31/2023	$1.58	0	$0	0.75%	13.1%
12/31/2022	1.37	106	145	1.25%	-21.0%	12/31/2022	1.38	0	0	1.00%	-20.8%	12/31/2022	1.40	0	0	0.75%	-20.6%
12/31/2021	1.74	0	0	1.25%	25.0%	12/31/2021	1.75	0	0	1.00%	25.3%	12/31/2021	1.76	0	0	0.75%	25.7%
12/31/2020	1.39	0	0	1.25%	25.6%	12/31/2020	1.39	0	0	1.00%	26.0%	12/31/2020	1.40	0	0	0.75%	26.3%
12/31/2019	1.11	0	0	1.25%	10.6%	12/31/2019	1.11	0	0	1.00%	10.7%	12/31/2019	1.11	0	0	0.75%	10.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	0	$0	0.50%	13.4%	12/31/2023	$1.61	0	$0	0.25%	13.7%	12/31/2023	$1.63	0	$0	0.00%	14.0%
12/31/2022	1.41	0	0	0.50%	-20.4%	12/31/2022	1.42	0	0	0.25%	-20.2%	12/31/2022	1.43	0	0	0.00%	-20.0%
12/31/2021	1.77	0	0	0.50%	26.0%	12/31/2021	1.78	0	0	0.25%	26.3%	12/31/2021	1.79	0	0	0.00%	26.6%
12/31/2020	1.40	0	0	0.50%	26.6%	12/31/2020	1.41	0	0	0.25%	26.9%	12/31/2020	1.41	0	0	0.00%	27.2%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman High Inc R6 Class - 06-4FW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	1.25%	10.2%	12/31/2023	$1.07	0	$0	1.00%	10.5%	12/31/2023	$1.08	0	$0	0.75%	10.8%
12/31/2022	0.96	0	0	1.25%	-12.7%	12/31/2022	0.97	0	0	1.00%	-12.5%	12/31/2022	0.97	0	0	0.75%	-12.3%
12/31/2021	1.10	0	0	1.25%	3.5%	12/31/2021	1.10	0	0	1.00%	3.7%	12/31/2021	1.11	0	0	0.75%	4.0%
12/31/2020	1.06	0	0	1.25%	5.2%	12/31/2020	1.06	0	0	1.00%	5.4%	12/31/2020	1.07	0	0	0.75%	5.7%
12/31/2019	1.01	0	0	1.25%	0.9%	12/31/2019	1.01	0	0	1.00%	0.9%	12/31/2019	1.01	0	0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	11.1%	12/31/2023	$1.10	0	$0	0.25%	11.3%	12/31/2023	$1.11	0	$0	0.00%	11.6%
12/31/2022	0.98	0	0	0.50%	-12.1%	12/31/2022	0.99	0	0	0.25%	-11.9%	12/31/2022	1.00	0	0	0.00%	-11.6%
12/31/2021	1.12	0	0	0.50%	4.3%	12/31/2021	1.12	0	0	0.25%	4.5%	12/31/2021	1.13	0	0	0.00%	4.8%
12/31/2020	1.07	0	0	0.50%	6.0%	12/31/2020	1.07	0	0	0.25%	6.2%	12/31/2020	1.08	0	0	0.00%	6.5%
12/31/2019	1.01	0	0	0.50%	0.9%	12/31/2019	1.01	0	0	0.25%	1.0%	12/31/2019	1.01	0	0	0.00%	1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Emerging Markets Equity Fund A Class - 06-015

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,330	$16,720	888
Receivables: investments sold	157
Payables: investments purchased	-
Net assets	$15,487

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,487	14,253	$1.09
Band 100	-	-	1.12
Band 75	-	-	1.15
Band 50	-	-	1.18
Band 25	-	-	1.21
Band 0	-	-	1.24
Total	$15,487	14,253

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$180
Mortality & expense charges			(217)
Net investment income (loss)			(37)

Gain (loss) on investments:
Net realized gain (loss)			(1,406)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,801
Net gain (loss)			395

Increase (decrease) in net assets from operations			$358

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37)	$(556)
Net realized gain (loss)		(1,406)	(11,549)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,801	(8,945)

Increase (decrease) in net assets from operations		358	(21,050)

Contract owner transactions:
Proceeds from units sold		5,770	8,584
Cost of units redeemed		(6,892)	(91,266)
Account charges		(6)	(70)
Increase (decrease)		(1,128)	(82,752)
Net increase (decrease)		(770)	(103,802)
Net assets, beginning		16,257	120,059
Net assets, ending		$15,487	$16,257

Units sold		5,391	7,633
Units redeemed		(6,565)	(77,651)
Net increase (decrease)		(1,174)	(70,018)
Units outstanding, beginning		15,427	85,445
Units outstanding, ending		14,253	15,427

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$467,243
Cost of units redeemed/account charges			(434,465)
Net investment income (loss)			(3,265)
Net realized gain (loss)			(12,636)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,390)
Net assets			$15,487
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	14	$15	1.25%	3.1%	12/31/2023	$1.12	0	$0	1.00%	3.4%	12/31/2023	$1.15	0	$0	0.75%	3.6%
12/31/2022	1.05	15	16	1.25%	-25.0%	12/31/2022	1.08	0	0	1.00%	-24.8%	12/31/2022	1.11	0	0	0.75%	-24.6%
12/31/2021	1.41	85	120	1.25%	-4.8%	12/31/2021	1.44	0	0	1.00%	-4.6%	12/31/2021	1.47	0	0	0.75%	-4.3%
12/31/2020	1.48	78	115	1.25%	11.6%	12/31/2020	1.50	0	0	1.00%	11.9%	12/31/2020	1.53	0	0	0.75%	12.2%
12/31/2019	1.32	30	40	1.25%	17.2%	12/31/2019	1.34	0	0	1.00%	17.5%	12/31/2019	1.37	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	3.9%	12/31/2023	$1.21	0	$0	0.25%	4.1%	12/31/2023	$1.24	0	$0	0.00%	4.4%
12/31/2022	1.13	0	0	0.50%	-24.4%	12/31/2022	1.16	0	0	0.25%	-24.3%	12/31/2022	1.19	0	0	0.00%	-24.1%
12/31/2021	1.50	0	0	0.50%	-4.1%	12/31/2021	1.53	0	0	0.25%	-3.8%	12/31/2021	1.56	0	0	0.00%	-3.6%
12/31/2020	1.56	0	0	0.50%	12.5%	12/31/2020	1.59	0	0	0.25%	12.8%	12/31/2020	1.62	0	0	0.00%	13.0%
12/31/2019	1.39	0	0	0.50%	18.1%	12/31/2019	1.41	0	0	0.25%	18.4%	12/31/2019	1.43	0	0	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.1%
2021	0.6%
2020	0.2%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Strat Inc R6 Class - 06-64R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$237,932	$237,749	26,190
Receivables: investments sold	19,258
Payables: investments purchased	-
Net assets	$257,190

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,190	267,885	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$257,190	267,885

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,673
Mortality & expense charges			(2,813)
Net investment income (loss)			9,860

Gain (loss) on investments:
Net realized gain (loss)			(236)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,468
Net gain (loss)			9,232

Increase (decrease) in net assets from operations			$19,092

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,860	$4,252
Net realized gain (loss)		(236)	(38)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,468	(9,285)

Increase (decrease) in net assets from operations		19,092	(5,071)

Contract owner transactions:
Proceeds from units sold		26,642	223,726
Cost of units redeemed		(4,974)	(2,225)
Account charges		-	-
Increase (decrease)		21,668	221,501
Net increase (decrease)		40,760	216,430
Net assets, beginning		216,430	-
Net assets, ending		$257,190	$216,430

Units sold		28,154	247,736
Units redeemed		(5,529)	(2,476)
Net increase (decrease)		22,625	245,260
Units outstanding, beginning		245,260	-
Units outstanding, ending		267,885	245,260

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$250,368
Cost of units redeemed/account charges			(7,199)
Net investment income (loss)			14,112
Net realized gain (loss)			(274)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			183
Net assets			$257,190
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	268	$257	1.25%	8.8%	12/31/2023	$0.97	0	$0	1.00%	9.1%	12/31/2023	$0.97	0	$0	0.75%	9.3%
12/31/2022	0.88	245	216	1.25%	-11.6%	12/31/2022	0.89	0	0	1.00%	-11.4%	12/31/2022	0.89	0	0	0.75%	-11.2%
12/31/2021	1.00	0	0	1.25%	-0.1%	12/31/2021	1.00	0	0	1.00%	-0.1%	12/31/2021	1.00	0	0	0.75%	0.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	9.6%	12/31/2023	$0.98	0	$0	0.25%	9.9%	12/31/2023	$0.99	0	$0	0.00%	10.2%
12/31/2022	0.89	0	0	0.50%	-11.0%	12/31/2022	0.89	0	0	0.25%	-10.8%	12/31/2022	0.90	0	0	0.00%	-10.5%
12/31/2021	1.00	0	0	0.50%	0.0%	12/31/2021	1.00	0	0	0.25%	0.1%	12/31/2021	1.00	0	0	0.00%	0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.4%
2022	5.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Lg Cap Val R6 Class - 06-4XP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,647,148	$2,747,972	64,900
Receivables: investments sold	29,989
Payables: investments purchased	-
Net assets	$2,677,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,677,137	2,679,026	$1.00
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$2,677,137	2,679,026

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$71,643
Mortality & expense charges			(21,536)
Net investment income (loss)			50,107

Gain (loss) on investments:
Net realized gain (loss)			(9,629)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(48,202)
Net gain (loss)			(57,831)

Increase (decrease) in net assets from operations			$(7,724)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,107	$8,272
Net realized gain (loss)		(9,629)	(21,891)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(48,202)	(29,514)

Increase (decrease) in net assets from operations		(7,724)	(43,133)

Contract owner transactions:
Proceeds from units sold		1,424,228	751,250
Cost of units redeemed		(112,820)	(303,843)
Account charges		(517)	(50)
Increase (decrease)		1,310,891	447,357
Net increase (decrease)		1,303,167	404,224
Net assets, beginning		1,373,970	969,746
Net assets, ending		$2,677,137	$1,373,970

Units sold		1,456,727	719,938
Units redeemed		(115,063)	(305,838)
Net increase (decrease)		1,341,664	414,100
Units outstanding, beginning		1,337,362	923,262
Units outstanding, ending		2,679,026	1,337,362

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,127,897
Cost of units redeemed/account charges			(423,086)
Net investment income (loss)			69,611
Net realized gain (loss)			(31,517)
Realized gain distributions			35,056
Net change in unrealized appreciation (depreciation)			(100,824)
Net assets			$2,677,137
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	2,679	$2,677	1.25%	-2.7%	12/31/2023	$1.01	0	$0	1.00%	-2.5%	12/31/2023	$1.01	0	$0	0.75%	-2.2%
12/31/2022	1.03	1,337	1,374	1.25%	-2.2%	12/31/2022	1.03	0	0	1.00%	-1.9%	12/31/2022	1.04	0	0	0.75%	-1.7%
12/31/2021	1.05	923	970	1.25%	5.0%	12/31/2021	1.05	0	0	1.00%	5.2%	12/31/2021	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	-2.0%	12/31/2023	$1.02	0	$0	0.25%	-1.8%	12/31/2023	$1.03	0	$0	0.00%	-1.5%
12/31/2022	1.04	0	0	0.50%	-1.5%	12/31/2022	1.04	0	0	0.25%	-1.2%	12/31/2022	1.05	0	0	0.00%	-1.0%
12/31/2021	1.05	0	0	0.50%	5.5%	12/31/2021	1.06	0	0	0.25%	5.6%	12/31/2021	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	2.1%
2021	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,983	$10,902	575
Receivables: investments sold	9
Payables: investments purchased	-
Net assets	$9,992

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,992	9,365	$1.07
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.15
Band 25	-	-	1.19
Band 0	-	-	1.22
Total	$9,992	9,365

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$89
Mortality & expense charges			(114)
Net investment income (loss)			(25)

Gain (loss) on investments:
Net realized gain (loss)			(632)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			844
Net gain (loss)			212

Increase (decrease) in net assets from operations			$187

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(25)	$(107)
Net realized gain (loss)		(632)	(789)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		844	(1,485)

Increase (decrease) in net assets from operations		187	(2,381)

Contract owner transactions:
Proceeds from units sold		4,640	4,577
Cost of units redeemed		(2,824)	(9,341)
Account charges		(2)	(3)
Increase (decrease)		1,814	(4,767)
Net increase (decrease)		2,001	(7,148)
Net assets, beginning		7,991	15,139
Net assets, ending		$9,992	$7,991

Units sold		4,470	3,961
Units redeemed		(2,796)	(7,156)
Net increase (decrease)		1,674	(3,195)
Units outstanding, beginning		7,691	10,886
Units outstanding, ending		9,365	7,691

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$86,255
Cost of units redeemed/account charges			(83,492)
Net investment income (loss)			(1,116)
Net realized gain (loss)			9,264
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(919)
Net assets			$9,992
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	9	$10	1.25%	2.7%	12/31/2023	$1.10	0	$0	1.00%	2.9%	12/31/2023	$1.12	0	$0	0.75%	3.2%
12/31/2022	1.04	8	8	1.25%	-25.3%	12/31/2022	1.06	0	0	1.00%	-25.1%	12/31/2022	1.09	0	0	0.75%	-24.9%
12/31/2021	1.39	11	15	1.25%	-5.2%	12/31/2021	1.42	0	0	1.00%	-5.0%	12/31/2021	1.45	0	0	0.75%	-4.7%
12/31/2020	1.47	3	5	1.25%	11.2%	12/31/2020	1.49	0	0	1.00%	11.5%	12/31/2020	1.52	0	0	0.75%	11.7%
12/31/2019	1.32	2	2	1.25%	16.7%	12/31/2019	1.34	0	0	1.00%	17.0%	12/31/2019	1.36	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	3.5%	12/31/2023	$1.19	0	$0	0.25%	3.7%	12/31/2023	$1.22	0	$0	0.00%	4.0%
12/31/2022	1.12	0	0	0.50%	-24.7%	12/31/2022	1.14	0	0	0.25%	-24.5%	12/31/2022	1.17	0	0	0.00%	-24.3%
12/31/2021	1.48	0	0	0.50%	-4.5%	12/31/2021	1.51	0	0	0.25%	-4.3%	12/31/2021	1.55	0	0	0.00%	-4.0%
12/31/2020	1.55	0	0	0.50%	12.0%	12/31/2020	1.58	0	0	0.25%	12.3%	12/31/2020	1.61	0	0	0.00%	12.6%
12/31/2019	1.39	0	0	0.50%	17.6%	12/31/2019	1.41	0	0	0.25%	17.9%	12/31/2019	1.43	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.0%
2021	0.9%
2020	0.0%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Neuberger Berman Focus Fund Advisor Class - 06-880

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,967	$32,143	1,208
Receivables: investments sold	-
Payables: investments purchased	(6)
Net assets	$29,961

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,119	1,429	$16.18
Band 100	6,842	402	17.02
Band 75	-	-	17.90
Band 50	-	-	18.83
Band 25	-	-	19.81
Band 0	-	-	20.85
Total	$29,961	1,831

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$34
Mortality & expense charges			(326)
Net investment income (loss)			(292)

Gain (loss) on investments:
Net realized gain (loss)			(62)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,715
Net gain (loss)			5,653

Increase (decrease) in net assets from operations			$5,361

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(292)	$(399)
Net realized gain (loss)		(62)	(3,737)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,715	(10,149)

Increase (decrease) in net assets from operations		5,361	(14,285)

Contract owner transactions:
Proceeds from units sold		-	15,205
Cost of units redeemed		(1)	(11,735)
Account charges		(21)	(20)
Increase (decrease)		(22)	3,450
Net increase (decrease)		5,339	(10,835)
Net assets, beginning		24,622	35,457
Net assets, ending		$29,961	$24,622

Units sold		-	861
Units redeemed		(1)	(804)
Net increase (decrease)		(1)	57
Units outstanding, beginning		1,832	1,775
Units outstanding, ending		1,831	1,832

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$263,081
Cost of units redeemed/account charges			(284,336)
Net investment income (loss)			(4,228)
Net realized gain (loss)			(45,551)
Realized gain distributions			103,171
Net change in unrealized appreciation (depreciation)			(2,176)
Net assets			$29,961
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$16.18	1	$23	1.25%	21.7%	12/31/2023	$17.02	0	$7	1.00%	22.0%	12/31/2023	$17.90	0	$0	0.75%	22.3%
12/31/2022	13.29	1	19	1.25%	-32.8%	12/31/2022	13.95	0	6	1.00%	-32.7%	12/31/2022	14.64	0	0	0.75%	-32.5%
12/31/2021	19.80	1	28	1.25%	18.3%	12/31/2021	20.72	0	7	1.00%	18.6%	12/31/2021	21.69	0	0	0.75%	18.9%
12/31/2020	16.74	2	25	1.25%	22.5%	12/31/2020	17.47	0	8	1.00%	22.8%	12/31/2020	18.24	0	0	0.75%	23.1%
12/31/2019	13.67	2	21	1.25%	26.3%	12/31/2019	14.23	1	7	1.00%	26.6%	12/31/2019	14.82	0	0	0.75%	26.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$18.83	0	$0	0.50%	22.6%	12/31/2023	$19.81	0	$0	0.25%	22.9%	12/31/2023	$20.85	0	$0	0.00%	23.2%
12/31/2022	15.36	0	0	0.50%	-32.3%	12/31/2022	16.11	0	0	0.25%	-32.2%	12/31/2022	16.92	0	0	0.00%	-32.0%
12/31/2021	22.70	0	0	0.50%	19.2%	12/31/2021	23.76	0	0	0.25%	19.5%	12/31/2021	24.88	0	0	0.00%	19.8%
12/31/2020	19.05	0	0	0.50%	23.4%	12/31/2020	19.89	0	0	0.25%	23.7%	12/31/2020	20.77	0	0	0.00%	24.0%
12/31/2019	15.44	0	0	0.50%	27.3%	12/31/2019	16.08	0	0	0.25%	27.6%	12/31/2019	16.75	0	0	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Northern Small Cap Value Fund R Class - 06-492

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$193,162	$197,995	9,893
Receivables: investments sold	-
Payables: investments purchased	(429)
Net assets	$192,733

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$192,733	74,226	$2.60
Band 100	-	-	2.68
Band 75	-	-	2.76
Band 50	-	-	2.84
Band 25	-	-	2.93
Band 0	-	-	3.02
Total	$192,733	74,226

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,751
Mortality & expense charges			(2,194)
Net investment income (loss)			557

Gain (loss) on investments:
Net realized gain (loss)			(1,212)
Realized gain distributions			9,853
Net change in unrealized appreciation (depreciation)			14,943
Net gain (loss)			23,584

Increase (decrease) in net assets from operations			$24,141

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$557	$(3,852)
Net realized gain (loss)		(1,212)	(139,100)
Realized gain distributions		9,853	7,921
Net change in unrealized appreciation (depreciation)		14,943	44,122

Increase (decrease) in net assets from operations		24,141	(90,909)

Contract owner transactions:
Proceeds from units sold		14,555	63,760
Cost of units redeemed		(15,013)	(819,309)
Account charges		-	(104)
Increase (decrease)		(458)	(755,653)
Net increase (decrease)		23,683	(846,562)
Net assets, beginning		169,050	1,015,612
Net assets, ending		$192,733	$169,050

Units sold		6,330	27,112
Units redeemed		(6,403)	(347,802)
Net increase (decrease)		(73)	(320,690)
Units outstanding, beginning		74,299	394,989
Units outstanding, ending		74,226	74,299

* Date of Fund Inception into Variable Account: 12 /15 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,565,454
Cost of units redeemed/account charges			(13,785,470)
Net investment income (loss)			(83,113)
Net realized gain (loss)			224,986
Realized gain distributions			1,275,709
Net change in unrealized appreciation (depreciation)			(4,833)
Net assets			$192,733
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.60	74	$193	1.25%	14.1%	12/31/2023	$2.68	0	$0	1.00%	14.4%	12/31/2023	$2.76	0	$0	0.75%	14.7%
12/31/2022	2.28	74	169	1.25%	-11.5%	12/31/2022	2.34	0	0	1.00%	-11.3%	12/31/2022	2.40	0	0	0.75%	-11.1%
12/31/2021	2.57	395	1,016	1.25%	24.8%	12/31/2021	2.64	0	0	1.00%	25.1%	12/31/2021	2.70	0	0	0.75%	25.4%
12/31/2020	2.06	2,545	5,244	1.25%	-3.5%	12/31/2020	2.11	0	0	1.00%	-3.3%	12/31/2020	2.16	0	0	0.75%	-3.0%
12/31/2019	2.14	2,054	4,386	1.25%	20.8%	12/31/2019	2.18	0	0	1.00%	21.1%	12/31/2019	2.22	0	0	0.75%	21.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.84	0	$0	0.50%	15.0%	12/31/2023	$2.93	0	$0	0.25%	15.3%	12/31/2023	$3.02	0	$0	0.00%	15.6%
12/31/2022	2.47	0	0	0.50%	-10.8%	12/31/2022	2.54	0	0	0.25%	-10.6%	12/31/2022	2.61	0	0	0.00%	-10.4%
12/31/2021	2.77	0	0	0.50%	25.7%	12/31/2021	2.84	0	0	0.25%	26.1%	12/31/2021	2.92	0	0	0.00%	26.4%
12/31/2020	2.20	0	0	0.50%	-2.8%	12/31/2020	2.26	0	0	0.25%	-2.5%	12/31/2020	2.31	0	0	0.00%	-2.3%
12/31/2019	2.27	0	0	0.50%	21.7%	12/31/2019	2.31	0	0	0.25%	22.0%	12/31/2019	2.36	0	0	0.00%	22.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	0.2%
2021	0.2%
2020	1.2%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Northern U.S. Quality ESG Fund - 06-49V

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$655,632	$558,968	36,823
Receivables: investments sold	566
Payables: investments purchased	-
Net assets	$656,198

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$656,198	394,398	$1.66
Band 100	-	-	1.68
Band 75	-	-	1.70
Band 50	-	-	1.72
Band 25	-	-	1.74
Band 0	-	-	1.75
Total	$656,198	394,398

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,186
Mortality & expense charges			(5,593)
Net investment income (loss)			593

Gain (loss) on investments:
Net realized gain (loss)			6,593
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			96,664
Net gain (loss)			103,257

Increase (decrease) in net assets from operations			$103,850

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$593	$-
Net realized gain (loss)		6,593	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		96,664	-

Increase (decrease) in net assets from operations		103,850	-

Contract owner transactions:
Proceeds from units sold		672,815	-
Cost of units redeemed		(120,154)	-
Account charges		(313)	-
Increase (decrease)		552,348	-
Net increase (decrease)		656,198	-
Net assets, beginning		-	-
Net assets, ending		$656,198	$-

Units sold		475,579	-
Units redeemed		(81,181)	-
Net increase (decrease)		394,398	-
Units outstanding, beginning		-	-
Units outstanding, ending		394,398	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$672,815
Cost of units redeemed/account charges			(120,467)
Net investment income (loss)			593
Net realized gain (loss)			6,593
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			96,664
Net assets			$656,198
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.66	394	$656	1.25%	23.7%	12/31/2023	$1.68	0	$0	1.00%	24.0%	12/31/2023	$1.70	0	$0	0.75%	24.3%
12/31/2022	1.35	0	0	1.25%	-20.0%	12/31/2022	1.36	0	0	1.00%	-19.8%	12/31/2022	1.37	0	0	0.75%	-19.6%
12/31/2021	1.68	0	0	1.25%	29.8%	12/31/2021	1.69	0	0	1.00%	30.1%	12/31/2021	1.70	0	0	0.75%	30.4%
12/31/2020	1.30	0	0	1.25%	18.7%	12/31/2020	1.30	0	0	1.00%	19.0%	12/31/2020	1.30	0	0	0.75%	19.3%
12/31/2019	1.09	0	0	1.25%	9.2%	12/31/2019	1.09	0	0	1.00%	9.3%	12/31/2019	1.09	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	0.50%	24.6%	12/31/2023	$1.74	0	$0	0.25%	24.9%	12/31/2023	$1.75	0	$0	0.00%	25.2%
12/31/2022	1.38	0	0	0.50%	-19.4%	12/31/2022	1.39	0	0	0.25%	-19.2%	12/31/2022	1.40	0	0	0.00%	-19.0%
12/31/2021	1.71	0	0	0.50%	30.7%	12/31/2021	1.72	0	0	0.25%	31.1%	12/31/2021	1.73	0	0	0.00%	31.4%
12/31/2020	1.31	0	0	0.50%	19.6%	12/31/2020	1.31	0	0	0.25%	19.9%	12/31/2020	1.32	0	0	0.00%	20.2%
12/31/2019	1.09	0	0	0.50%	9.5%	12/31/2019	1.10	0	0	0.25%	9.5%	12/31/2019	1.10	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Select Fund A Class - 06-239

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,527	$20,612	2,424
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$22,528

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,528	8,175	$2.76
Band 100	-	-	2.88
Band 75	-	-	3.00
Band 50	-	-	3.13
Band 25	-	-	3.27
Band 0	-	-	3.42
Total	$22,528	8,175

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(262)
Net investment income (loss)			(262)

Gain (loss) on investments:
Net realized gain (loss)			(74)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,393
Net gain (loss)			3,319

Increase (decrease) in net assets from operations			$3,057

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(262)	$(75)
Net realized gain (loss)		(74)	(27)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,393	(1,026)

Increase (decrease) in net assets from operations		3,057	(1,128)

Contract owner transactions:
Proceeds from units sold		348	15,422
Cost of units redeemed		(1,001)	-
Account charges		(8)	(6)
Increase (decrease)		(661)	15,416
Net increase (decrease)		2,396	14,288
Net assets, beginning		20,132	5,844
Net assets, ending		$22,528	$20,132

Units sold		140	6,523
Units redeemed		(428)	(2)
Net increase (decrease)		(288)	6,521
Units outstanding, beginning		8,463	1,942
Units outstanding, ending		8,175	8,463

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,128,865
Cost of units redeemed/account charges			(1,315,101)
Net investment income (loss)			(48,693)
Net realized gain (loss)			(39,651)
Realized gain distributions			295,193
Net change in unrealized appreciation (depreciation)			1,915
Net assets			$22,528
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.76	8	$23	1.25%	15.8%	12/31/2023	$2.88	0	$0	1.00%	16.1%	12/31/2023	$3.00	0	$0	0.75%	16.4%
12/31/2022	2.38	8	20	1.25%	-21.0%	12/31/2022	2.48	0	0	1.00%	-20.8%	12/31/2022	2.58	0	0	0.75%	-20.6%
12/31/2021	3.01	2	6	1.25%	22.8%	12/31/2021	3.13	0	0	1.00%	23.1%	12/31/2021	3.25	0	0	0.75%	23.4%
12/31/2020	2.45	19	47	1.25%	16.9%	12/31/2020	2.54	0	0	1.00%	17.2%	12/31/2020	2.63	0	0	0.75%	17.5%
12/31/2019	2.10	5	10	1.25%	27.0%	12/31/2019	2.17	0	0	1.00%	27.4%	12/31/2019	2.24	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.13	0	$0	0.50%	16.7%	12/31/2023	$3.27	0	$0	0.25%	17.0%	12/31/2023	$3.42	0	$0	0.00%	17.3%
12/31/2022	2.69	0	0	0.50%	-20.4%	12/31/2022	2.80	0	0	0.25%	-20.2%	12/31/2022	2.91	0	0	0.00%	-20.0%
12/31/2021	3.37	0	0	0.50%	23.7%	12/31/2021	3.50	0	0	0.25%	24.0%	12/31/2021	3.64	0	0	0.00%	24.3%
12/31/2020	2.73	0	0	0.50%	17.7%	12/31/2020	2.82	0	0	0.25%	18.0%	12/31/2020	2.93	0	0	0.00%	18.3%
12/31/2019	2.32	0	0	0.50%	28.0%	12/31/2019	2.39	0	0	0.25%	28.3%	12/31/2019	2.47	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,351	$147,619	5,187
Receivables: investments sold	109
Payables: investments purchased	-
Net assets	$120,460

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,460	39,027	$3.09
Band 100	-	-	3.22
Band 75	-	-	3.36
Band 50	-	-	3.51
Band 25	-	-	3.67
Band 0	-	-	3.83
Total	$120,460	39,027

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,033)
Net investment income (loss)			(2,033)

Gain (loss) on investments:
Net realized gain (loss)			(57,119)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			89,298
Net gain (loss)			32,179

Increase (decrease) in net assets from operations			$30,146

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,033)	$(2,731)
Net realized gain (loss)		(57,119)	(70,002)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		89,298	(31,291)

Increase (decrease) in net assets from operations		30,146	(104,024)

Contract owner transactions:
Proceeds from units sold		8,120	26,070
Cost of units redeemed		(102,800)	(97,755)
Account charges		(21)	(200)
Increase (decrease)		(94,701)	(71,885)
Net increase (decrease)		(64,555)	(175,909)
Net assets, beginning		185,015	360,924
Net assets, ending		$120,460	$185,015

Units sold		2,969	9,137
Units redeemed		(34,946)	(33,498)
Net increase (decrease)		(31,977)	(24,361)
Units outstanding, beginning		71,004	95,365
Units outstanding, ending		39,027	71,004

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,907,934
Cost of units redeemed/account charges			(18,640,314)
Net investment income (loss)			(227,989)
Net realized gain (loss)			(520,660)
Realized gain distributions			1,628,757
Net change in unrealized appreciation (depreciation)			(27,268)
Net assets			$120,460
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.09	39	$120	1.25%	18.5%	12/31/2023	$3.22	0	$0	1.00%	18.7%	12/31/2023	$3.36	0	$0	0.75%	19.0%
12/31/2022	2.61	71	185	1.25%	-31.2%	12/31/2022	2.71	0	0	1.00%	-31.0%	12/31/2022	2.83	0	0	0.75%	-30.8%
12/31/2021	3.78	95	361	1.25%	3.0%	12/31/2021	3.93	0	0	1.00%	3.3%	12/31/2021	4.08	0	0	0.75%	3.5%
12/31/2020	3.67	19	70	1.25%	44.1%	12/31/2020	3.81	0	0	1.00%	44.5%	12/31/2020	3.94	0	0	0.75%	44.9%
12/31/2019	2.55	23	59	1.25%	31.7%	12/31/2019	2.63	0	0	1.00%	32.1%	12/31/2019	2.72	0	0	0.75%	32.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.51	0	$0	0.50%	19.3%	12/31/2023	$3.67	0	$0	0.25%	19.6%	12/31/2023	$3.83	0	$0	0.00%	19.9%
12/31/2022	2.94	0	0	0.50%	-30.6%	12/31/2022	3.06	0	0	0.25%	-30.5%	12/31/2022	3.19	0	0	0.00%	-30.3%
12/31/2021	4.24	0	0	0.50%	3.8%	12/31/2021	4.41	0	0	0.25%	4.1%	12/31/2021	4.58	0	0	0.00%	4.3%
12/31/2020	4.09	0	0	0.50%	45.2%	12/31/2020	4.23	0	0	0.25%	45.6%	12/31/2020	4.39	0	0	0.00%	46.0%
12/31/2019	2.81	0	0	0.50%	32.7%	12/31/2019	2.91	0	0	0.25%	33.1%	12/31/2019	3.01	0	0	0.00%	33.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Real Estate Securities Fund R6 Class - 06-FYR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,733,779	$3,238,431	174,985
Receivables: investments sold	4,744
Payables: investments purchased	-
Net assets	$2,738,523

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,738,523	2,183,511	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$2,738,523	2,183,511

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$78,147
Mortality & expense charges			(27,393)
Net investment income (loss)			50,754

Gain (loss) on investments:
Net realized gain (loss)			(126,985)
Realized gain distributions			4,615
Net change in unrealized appreciation (depreciation)			309,120
Net gain (loss)			186,750

Increase (decrease) in net assets from operations			$237,504

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$50,754	$31,683
Net realized gain (loss)		(126,985)	(13,456)
Realized gain distributions		4,615	309,873
Net change in unrealized appreciation (depreciation)		309,120	(1,026,374)

Increase (decrease) in net assets from operations		237,504	(698,274)

Contract owner transactions:
Proceeds from units sold		773,414	448,340
Cost of units redeemed		(321,515)	(375,042)
Account charges		(304)	(497)
Increase (decrease)		451,595	72,801
Net increase (decrease)		689,099	(625,473)
Net assets, beginning		2,049,424	2,674,897
Net assets, ending		$2,738,523	$2,049,424

Units sold		659,252	342,418
Units redeemed		(277,735)	(292,054)
Net increase (decrease)		381,517	50,364
Units outstanding, beginning		1,801,994	1,751,630
Units outstanding, ending		2,183,511	1,801,994

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,983,069
Cost of units redeemed/account charges			(2,531,049)
Net investment income (loss)			138,377
Net realized gain (loss)			(150,910)
Realized gain distributions			803,688
Net change in unrealized appreciation (depreciation)			(504,652)
Net assets			$2,738,523
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	2,184	$2,739	1.25%	10.3%	12/31/2023	$1.27	0	$0	1.00%	10.6%	12/31/2023	$1.30	0	$0	0.75%	10.8%
12/31/2022	1.14	1,802	2,049	1.25%	-25.5%	12/31/2022	1.15	0	0	1.00%	-25.3%	12/31/2022	1.17	0	0	0.75%	-25.2%
12/31/2021	1.53	1,752	2,675	1.25%	39.7%	12/31/2021	1.54	0	0	1.00%	40.1%	12/31/2021	1.56	0	0	0.75%	40.4%
12/31/2020	1.09	1,630	1,781	1.25%	-7.1%	12/31/2020	1.10	0	0	1.00%	-6.9%	12/31/2020	1.11	0	0	0.75%	-6.7%
12/31/2019	1.18	1,521	1,789	1.25%	24.2%	12/31/2019	1.18	0	0	1.00%	24.5%	12/31/2019	1.19	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	11.1%	12/31/2023	$1.34	0	$0	0.25%	11.4%	12/31/2023	$1.36	0	$0	0.00%	11.7%
12/31/2022	1.19	0	0	0.50%	-25.0%	12/31/2022	1.20	0	0	0.25%	-24.8%	12/31/2022	1.22	0	0	0.00%	-24.6%
12/31/2021	1.58	0	0	0.50%	40.8%	12/31/2021	1.60	0	0	0.25%	41.1%	12/31/2021	1.62	0	0	0.00%	41.5%
12/31/2020	1.12	0	0	0.50%	-6.4%	12/31/2020	1.13	0	0	0.25%	-6.2%	12/31/2020	1.14	0	0	0.00%	-5.9%
12/31/2019	1.20	0	0	0.50%	25.1%	12/31/2019	1.21	0	0	0.25%	25.4%	12/31/2019	1.21	0	0	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	2.6%
2021	2.2%
2020	2.1%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Value Fund R6 Class - 06-FYT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$390,204	$304,907	13,447
Receivables: investments sold	165
Payables: investments purchased	-
Net assets	$390,369

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$390,369	322,471	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.27
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$390,369	322,471

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,437
Mortality & expense charges			(4,315)
Net investment income (loss)			122

Gain (loss) on investments:
Net realized gain (loss)			19,284
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,168
Net gain (loss)			39,452

Increase (decrease) in net assets from operations			$39,574

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$122	$325
Net realized gain (loss)		19,284	6,185
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,168	(65,533)

Increase (decrease) in net assets from operations		39,574	(59,023)

Contract owner transactions:
Proceeds from units sold		55,266	42,089
Cost of units redeemed		(99,601)	(20,948)
Account charges		-	-
Increase (decrease)		(44,335)	21,141
Net increase (decrease)		(4,761)	(37,882)
Net assets, beginning		395,130	433,012
Net assets, ending		$390,369	$395,130

Units sold		50,635	37,055
Units redeemed		(89,269)	(18,681)
Net increase (decrease)		(38,634)	18,374
Units outstanding, beginning		361,105	342,731
Units outstanding, ending		322,471	361,105

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,180,853
Cost of units redeemed/account charges			(977,273)
Net investment income (loss)			(6,382)
Net realized gain (loss)			96,364
Realized gain distributions			11,510
Net change in unrealized appreciation (depreciation)			85,297
Net assets			$390,369
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	322	$390	1.25%	10.6%	12/31/2023	$1.23	0	$0	1.00%	10.9%	12/31/2023	$1.25	0	$0	0.75%	11.2%
12/31/2022	1.09	361	395	1.25%	-13.4%	12/31/2022	1.11	0	0	1.00%	-13.2%	12/31/2022	1.12	0	0	0.75%	-13.0%
12/31/2021	1.26	343	433	1.25%	33.9%	12/31/2021	1.28	0	0	1.00%	34.2%	12/31/2021	1.29	0	0	0.75%	34.5%
12/31/2020	0.94	605	571	1.25%	-5.2%	12/31/2020	0.95	0	0	1.00%	-5.0%	12/31/2020	0.96	0	0	0.75%	-4.7%
12/31/2019	1.00	316	315	1.25%	16.1%	12/31/2019	1.00	0	0	1.00%	16.4%	12/31/2019	1.01	0	0	0.75%	16.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	11.5%	12/31/2023	$1.29	0	$0	0.25%	11.7%	12/31/2023	$1.31	0	$0	0.00%	12.0%
12/31/2022	1.14	0	0	0.50%	-12.7%	12/31/2022	1.16	0	0	0.25%	-12.5%	12/31/2022	1.17	0	0	0.00%	-12.3%
12/31/2021	1.31	0	0	0.50%	34.9%	12/31/2021	1.32	0	0	0.25%	35.2%	12/31/2021	1.34	0	0	0.00%	35.6%
12/31/2020	0.97	0	0	0.50%	-4.5%	12/31/2020	0.98	0	0	0.25%	-4.2%	12/31/2020	0.99	0	0	0.00%	-4.0%
12/31/2019	1.01	0	0	0.50%	16.9%	12/31/2019	1.02	0	0	0.25%	17.2%	12/31/2019	1.03	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.3%
2021	0.5%
2020	0.9%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Growth Opportunities Fund R6 Class - 06-3KX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.52
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	1.25%	18.9%	12/31/2023	$1.45	0	$0	1.00%	19.1%	12/31/2023	$1.47	0	$0	0.75%	19.4%
12/31/2022	1.20	0	0	1.25%	-30.9%	12/31/2022	1.21	0	0	1.00%	-30.8%	12/31/2022	1.23	0	0	0.75%	-30.6%
12/31/2021	1.74	0	0	1.25%	3.4%	12/31/2021	1.75	0	0	1.00%	3.6%	12/31/2021	1.77	0	0	0.75%	3.9%
12/31/2020	1.68	0	0	1.25%	44.6%	12/31/2020	1.69	0	0	1.00%	45.0%	12/31/2020	1.70	0	0	0.75%	45.3%
12/31/2019	1.16	0	0	1.25%	32.3%	12/31/2019	1.17	0	0	1.00%	32.6%	12/31/2019	1.17	0	0	0.75%	32.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	19.7%	12/31/2023	$1.50	0	$0	0.25%	20.0%	12/31/2023	$1.52	0	$0	0.00%	20.3%
12/31/2022	1.24	0	0	0.50%	-30.4%	12/31/2022	1.25	0	0	0.25%	-30.2%	12/31/2022	1.27	0	0	0.00%	-30.1%
12/31/2021	1.78	0	0	0.50%	4.2%	12/31/2021	1.80	0	0	0.25%	4.4%	12/31/2021	1.81	0	0	0.00%	4.7%
12/31/2020	1.71	0	0	0.50%	45.7%	12/31/2020	1.72	0	0	0.25%	46.1%	12/31/2020	1.73	0	0	0.00%	46.4%
12/31/2019	1.17	0	0	0.50%	33.3%	12/31/2019	1.18	0	0	0.25%	33.6%	12/31/2019	1.18	0	0	0.00%	33.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Value Fund R6 Class - 06-3JK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$270,456	$271,129	5,188
Receivables: investments sold	189
Payables: investments purchased	-
Net assets	$270,645

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$270,645	195,754	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$270,645	195,754

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,603
Mortality & expense charges			(3,281)
Net investment income (loss)			322

Gain (loss) on investments:
Net realized gain (loss)			(5,319)
Realized gain distributions			5,571
Net change in unrealized appreciation (depreciation)			29,287
Net gain (loss)			29,539

Increase (decrease) in net assets from operations			$29,861

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$322	$957
Net realized gain (loss)		(5,319)	(628)
Realized gain distributions		5,571	11,463
Net change in unrealized appreciation (depreciation)		29,287	(39,058)

Increase (decrease) in net assets from operations		29,861	(27,266)

Contract owner transactions:
Proceeds from units sold		47,158	84,737
Cost of units redeemed		(42,008)	(18,687)
Account charges		-	(2)
Increase (decrease)		5,150	66,048
Net increase (decrease)		35,011	38,782
Net assets, beginning		235,634	196,852
Net assets, ending		$270,645	$235,634

Units sold		37,084	64,993
Units redeemed		(34,347)	(14,792)
Net increase (decrease)		2,737	50,201
Units outstanding, beginning		193,017	142,816
Units outstanding, ending		195,754	193,017

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$311,536
Cost of units redeemed/account charges			(61,546)
Net investment income (loss)			1,670
Net realized gain (loss)			(5,897)
Realized gain distributions			25,555
Net change in unrealized appreciation (depreciation)			(673)
Net assets			$270,645
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	196	$271	1.25%	13.3%	12/31/2023	$1.40	0	$0	1.00%	13.5%	12/31/2023	$1.42	0	$0	0.75%	13.8%
12/31/2022	1.22	193	236	1.25%	-11.4%	12/31/2022	1.23	0	0	1.00%	-11.2%	12/31/2022	1.25	0	0	0.75%	-11.0%
12/31/2021	1.38	143	197	1.25%	35.4%	12/31/2021	1.39	0	0	1.00%	35.7%	12/31/2021	1.40	0	0	0.75%	36.0%
12/31/2020	1.02	0	0	1.25%	0.3%	12/31/2020	1.02	0	0	1.00%	0.5%	12/31/2020	1.03	0	0	0.75%	0.8%
12/31/2019	1.02	0	0	1.25%	25.6%	12/31/2019	1.02	0	0	1.00%	25.9%	12/31/2019	1.02	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	14.1%	12/31/2023	$1.46	0	$0	0.25%	14.4%	12/31/2023	$1.48	0	$0	0.00%	14.7%
12/31/2022	1.26	0	0	0.50%	-10.8%	12/31/2022	1.27	0	0	0.25%	-10.5%	12/31/2022	1.29	0	0	0.00%	-10.3%
12/31/2021	1.41	0	0	0.50%	36.4%	12/31/2021	1.42	0	0	0.25%	36.7%	12/31/2021	1.44	0	0	0.00%	37.1%
12/31/2020	1.04	0	0	0.50%	1.0%	12/31/2020	1.04	0	0	0.25%	1.3%	12/31/2020	1.05	0	0	0.00%	1.5%
12/31/2019	1.03	0	0	0.50%	26.6%	12/31/2019	1.03	0	0	0.25%	26.9%	12/31/2019	1.03	0	0	0.00%	27.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.7%
2021	1.2%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Mid Cap Value Fund A Class - 06-234

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$420,409	$430,419	8,200
Receivables: investments sold	3,651
Payables: investments purchased	-
Net assets	$424,060

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$424,060	155,662	$2.72
Band 100	-	-	2.84
Band 75	-	-	2.97
Band 50	-	-	3.10
Band 25	-	-	3.24
Band 0	-	-	3.38
Total	$424,060	155,662

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,996
Mortality & expense charges			(4,992)
Net investment income (loss)			(996)

Gain (loss) on investments:
Net realized gain (loss)			(10,788)
Realized gain distributions			8,774
Net change in unrealized appreciation (depreciation)			50,517
Net gain (loss)			48,503

Increase (decrease) in net assets from operations			$47,507

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(996)	$(735)
Net realized gain (loss)		(10,788)	(5,455)
Realized gain distributions		8,774	19,991
Net change in unrealized appreciation (depreciation)		50,517	(73,687)

Increase (decrease) in net assets from operations		47,507	(59,886)

Contract owner transactions:
Proceeds from units sold		53,890	190,134
Cost of units redeemed		(83,421)	(94,344)
Account charges		(343)	(398)
Increase (decrease)		(29,874)	95,392
Net increase (decrease)		17,633	35,506
Net assets, beginning		406,427	370,921
Net assets, ending		$424,060	$406,427

Units sold		21,299	71,426
Units redeemed		(33,937)	(38,677)
Net increase (decrease)		(12,638)	32,749
Units outstanding, beginning		168,300	135,551
Units outstanding, ending		155,662	168,300

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,198,743
Cost of units redeemed/account charges			(2,121,606)
Net investment income (loss)			(23,573)
Net realized gain (loss)			218,333
Realized gain distributions			162,173
Net change in unrealized appreciation (depreciation)			(10,010)
Net assets			$424,060
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.72	156	$424	1.25%	12.8%	12/31/2023	$2.84	0	$0	1.00%	13.1%	12/31/2023	$2.97	0	$0	0.75%	13.4%
12/31/2022	2.41	168	406	1.25%	-11.7%	12/31/2022	2.51	0	0	1.00%	-11.5%	12/31/2022	2.62	0	0	0.75%	-11.3%
12/31/2021	2.74	136	371	1.25%	34.8%	12/31/2021	2.84	0	0	1.00%	35.1%	12/31/2021	2.95	0	0	0.75%	35.5%
12/31/2020	2.03	121	245	1.25%	-0.1%	12/31/2020	2.10	0	0	1.00%	0.2%	12/31/2020	2.18	0	0	0.75%	0.4%
12/31/2019	2.03	646	1,313	1.25%	25.1%	12/31/2019	2.10	0	0	1.00%	25.4%	12/31/2019	2.17	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.10	0	$0	0.50%	13.7%	12/31/2023	$3.24	0	$0	0.25%	13.9%	12/31/2023	$3.38	0	$0	0.00%	14.2%
12/31/2022	2.73	0	0	0.50%	-11.1%	12/31/2022	2.84	0	0	0.25%	-10.9%	12/31/2022	2.96	0	0	0.00%	-10.6%
12/31/2021	3.07	0	0	0.50%	35.8%	12/31/2021	3.19	0	0	0.25%	36.1%	12/31/2021	3.31	0	0	0.00%	36.5%
12/31/2020	2.26	0	0	0.50%	0.7%	12/31/2020	2.34	0	0	0.25%	0.9%	12/31/2020	2.42	0	0	0.00%	1.2%
12/31/2019	2.24	0	0	0.50%	26.1%	12/31/2019	2.32	0	0	0.25%	26.4%	12/31/2019	2.40	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.1%
2021	0.8%
2020	0.3%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Real Estate Securities Fund A Class - 06-324

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$134,817	$155,703	8,849
Receivables: investments sold	-
Payables: investments purchased	(1,901)
Net assets	$132,916

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$128,939	45,365	$2.84
Band 100	3,977	1,351	2.94
Band 75	-	-	3.05
Band 50	-	-	3.16
Band 25	-	-	3.27
Band 0	-	-	3.39
Total	$132,916	46,716

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,293
Mortality & expense charges			(2,021)
Net investment income (loss)			2,272

Gain (loss) on investments:
Net realized gain (loss)			(72,331)
Realized gain distributions			296
Net change in unrealized appreciation (depreciation)			83,078
Net gain (loss)			11,043

Increase (decrease) in net assets from operations			$13,315

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,272	$2,561
Net realized gain (loss)		(72,331)	(9,609)
Realized gain distributions		296	35,518
Net change in unrealized appreciation (depreciation)		83,078	(109,588)

Increase (decrease) in net assets from operations		13,315	(81,118)

Contract owner transactions:
Proceeds from units sold		30,679	80,078
Cost of units redeemed		(140,957)	(71,131)
Account charges		(362)	(511)
Increase (decrease)		(110,640)	8,436
Net increase (decrease)		(97,325)	(72,682)
Net assets, beginning		230,241	302,923
Net assets, ending		$132,916	$230,241

Units sold		11,437	25,734
Units redeemed		(53,653)	(23,615)
Net increase (decrease)		(42,216)	2,119
Units outstanding, beginning		88,932	86,813
Units outstanding, ending		46,716	88,932

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,313,338
Cost of units redeemed/account charges			(5,680,965)
Net investment income (loss)			103,192
Net realized gain (loss)			(109,788)
Realized gain distributions			528,025
Net change in unrealized appreciation (depreciation)			(20,886)
Net assets			$132,916
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.84	45	$129	1.25%	9.8%	12/31/2023	$2.94	1	$4	1.00%	10.1%	12/31/2023	$3.05	0	$0	0.75%	10.4%
12/31/2022	2.59	88	227	1.25%	-25.8%	12/31/2022	2.67	1	4	1.00%	-25.6%	12/31/2022	2.76	0	0	0.75%	-25.4%
12/31/2021	3.49	85	298	1.25%	39.2%	12/31/2021	3.59	1	5	1.00%	39.6%	12/31/2021	3.70	0	0	0.75%	39.9%
12/31/2020	2.51	70	175	1.25%	-7.5%	12/31/2020	2.58	0	0	1.00%	-7.3%	12/31/2020	2.65	0	0	0.75%	-7.1%
12/31/2019	2.71	224	607	1.25%	23.7%	12/31/2019	2.78	0	0	1.00%	24.0%	12/31/2019	2.85	0	0	0.75%	24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.16	0	$0	0.50%	10.7%	12/31/2023	$3.27	0	$0	0.25%	10.9%	12/31/2023	$3.39	0	$0	0.00%	11.2%
12/31/2022	2.85	0	0	0.50%	-25.2%	12/31/2022	2.95	0	0	0.25%	-25.1%	12/31/2022	3.05	0	0	0.00%	-24.9%
12/31/2021	3.82	0	0	0.50%	40.3%	12/31/2021	3.93	0	0	0.25%	40.6%	12/31/2021	4.05	0	0	0.00%	41.0%
12/31/2020	2.72	0	0	0.50%	-6.8%	12/31/2020	2.80	0	0	0.25%	-6.6%	12/31/2020	2.88	0	0	0.00%	-6.4%
12/31/2019	2.92	0	0	0.50%	24.6%	12/31/2019	3.00	0	0	0.25%	24.9%	12/31/2019	3.07	0	0	0.00%	25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.3%
2021	1.6%
2020	1.4%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Dividend Value Fund A Class - 06-892 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.69
Band 100	-	-	1.73
Band 75	-	-	1.77
Band 50	-	-	1.81
Band 25	-	-	1.86
Band 0	-	-	1.90
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /12 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	0	$0	1.25%	9.5%	12/31/2023	$1.73	0	$0	1.00%	9.8%	12/31/2023	$1.77	0	$0	0.75%	10.1%
12/31/2022	1.55	0	0	1.25%	-7.6%	12/31/2022	1.58	0	0	1.00%	-7.3%	12/31/2022	1.61	0	0	0.75%	-7.1%
12/31/2021	1.67	0	0	1.25%	24.0%	12/31/2021	1.70	0	0	1.00%	24.3%	12/31/2021	1.73	0	0	0.75%	24.6%
12/31/2020	1.35	0	0	1.25%	-5.7%	12/31/2020	1.37	0	0	1.00%	-5.5%	12/31/2020	1.39	0	0	0.75%	-5.2%
12/31/2019	1.43	0	0	1.25%	24.6%	12/31/2019	1.45	0	0	1.00%	24.9%	12/31/2019	1.47	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	0	$0	0.50%	10.4%	12/31/2023	$1.86	0	$0	0.25%	10.6%	12/31/2023	$1.90	0	$0	0.00%	10.9%
12/31/2022	1.64	0	0	0.50%	-6.9%	12/31/2022	1.68	0	0	0.25%	-6.6%	12/31/2022	1.71	0	0	0.00%	-6.4%
12/31/2021	1.76	0	0	0.50%	24.9%	12/31/2021	1.80	0	0	0.25%	25.3%	12/31/2021	1.83	0	0	0.00%	25.6%
12/31/2020	1.41	0	0	0.50%	-5.0%	12/31/2020	1.43	0	0	0.25%	-4.7%	12/31/2020	1.46	0	0	0.00%	-4.5%
12/31/2019	1.49	0	0	0.50%	25.5%	12/31/2019	1.51	0	0	0.25%	25.8%	12/31/2019	1.52	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Nuveen Small Cap Value Fund A Class - 06-242

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$290,130	$285,341	10,431
Receivables: investments sold	166
Payables: investments purchased	-
Net assets	$290,296

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$260,138	113,699	$2.29
Band 100	-	-	2.39
Band 75	-	-	2.49
Band 50	30,158	11,587	2.60
Band 25	-	-	2.72
Band 0	-	-	2.84
Total	$290,296	125,286

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,268
Mortality & expense charges			(3,633)
Net investment income (loss)			(1,365)

Gain (loss) on investments:
Net realized gain (loss)			(6,236)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			50,229
Net gain (loss)			43,993

Increase (decrease) in net assets from operations			$42,628

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,365)	$(714)
Net realized gain (loss)		(6,236)	(5,058)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		50,229	(67,105)

Increase (decrease) in net assets from operations		42,628	(72,877)

Contract owner transactions:
Proceeds from units sold		32,173	107,058
Cost of units redeemed		(242,111)	(97,395)
Account charges		(42)	(203)
Increase (decrease)		(209,980)	9,460
Net increase (decrease)		(167,352)	(63,417)
Net assets, beginning		457,648	521,065
Net assets, ending		$290,296	$457,648

Units sold		15,440	45,677
Units redeemed		(101,421)	(43,508)
Net increase (decrease)		(85,981)	2,169
Units outstanding, beginning		211,267	209,098
Units outstanding, ending		125,286	211,267

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,398,446
Cost of units redeemed/account charges			(1,155,421)
Net investment income (loss)			(12,554)
Net realized gain (loss)			44,233
Realized gain distributions			10,803
Net change in unrealized appreciation (depreciation)			4,789
Net assets			$290,296
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.29	114	$260	1.25%	10.2%	12/31/2023	$2.39	0	$0	1.00%	10.5%	12/31/2023	$2.49	0	$0	0.75%	10.8%
12/31/2022	2.08	140	290	1.25%	-13.7%	12/31/2022	2.16	0	0	1.00%	-13.5%	12/31/2022	2.25	0	0	0.75%	-13.3%
12/31/2021	2.41	147	355	1.25%	33.3%	12/31/2021	2.50	0	0	1.00%	33.7%	12/31/2021	2.60	0	0	0.75%	34.0%
12/31/2020	1.80	46	83	1.25%	-5.6%	12/31/2020	1.87	0	0	1.00%	-5.4%	12/31/2020	1.94	0	0	0.75%	-5.2%
12/31/2019	1.91	59	112	1.25%	15.5%	12/31/2019	1.98	0	0	1.00%	15.8%	12/31/2019	2.04	0	0	0.75%	16.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.60	12	$30	0.50%	11.1%	12/31/2023	$2.72	0	$0	0.25%	11.3%	12/31/2023	$2.84	0	$0	0.00%	11.6%
12/31/2022	2.34	71	167	0.50%	-13.1%	12/31/2022	2.44	0	0	0.25%	-12.9%	12/31/2022	2.54	0	0	0.00%	-12.7%
12/31/2021	2.70	62	166	0.50%	34.3%	12/31/2021	2.80	0	0	0.25%	34.7%	12/31/2021	2.91	0	0	0.00%	35.0%
12/31/2020	2.01	0	0	0.50%	-4.9%	12/31/2020	2.08	0	0	0.25%	-4.7%	12/31/2020	2.16	0	0	0.00%	-4.4%
12/31/2019	2.11	0	0	0.50%	16.4%	12/31/2019	2.18	0	0	0.25%	16.7%	12/31/2019	2.26	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.9%
2021	0.9%
2020	0.3%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark Equity and Income Fund I Class - 06-725 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.30
Band 100	-	-	2.39
Band 75	-	-	2.49
Band 50	-	-	2.59
Band 25	-	-	2.69
Band 0	-	-	2.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /1 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.30	0	$0	1.25%	15.9%	12/31/2023	$2.39	0	$0	1.00%	16.2%	12/31/2023	$2.49	0	$0	0.75%	16.5%
12/31/2022	1.98	0	0	1.25%	-14.0%	12/31/2022	2.06	0	0	1.00%	-13.8%	12/31/2022	2.13	0	0	0.75%	-13.6%
12/31/2021	2.31	0	0	1.25%	20.0%	12/31/2021	2.39	0	0	1.00%	20.3%	12/31/2021	2.47	0	0	0.75%	20.6%
12/31/2020	1.92	0	0	1.25%	7.3%	12/31/2020	1.98	0	0	1.00%	7.6%	12/31/2020	2.05	0	0	0.75%	7.9%
12/31/2019	1.79	0	0	1.25%	17.8%	12/31/2019	1.84	0	0	1.00%	18.1%	12/31/2019	1.90	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.59	0	$0	0.50%	16.8%	12/31/2023	$2.69	0	$0	0.25%	17.1%	12/31/2023	$2.80	0	$0	0.00%	17.3%
12/31/2022	2.21	0	0	0.50%	-13.4%	12/31/2022	2.30	0	0	0.25%	-13.1%	12/31/2022	2.38	0	0	0.00%	-12.9%
12/31/2021	2.56	0	0	0.50%	20.9%	12/31/2021	2.64	0	0	0.25%	21.2%	12/31/2021	2.74	0	0	0.00%	21.6%
12/31/2020	2.11	0	0	0.50%	8.1%	12/31/2020	2.18	0	0	0.25%	8.4%	12/31/2020	2.25	0	0	0.00%	8.7%
12/31/2019	1.95	0	0	0.50%	18.7%	12/31/2019	2.01	0	0	0.25%	19.0%	12/31/2019	2.07	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Oakmark Equity and Income Fund Institutional Class - 06-3XM (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$300,673
Cost of units redeemed/account charges			(284,401)
Net investment income (loss)			1,455
Net realized gain (loss)			(28,072)
Realized gain distributions			10,345
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	1.25%	16.2%	12/31/2023	$1.45	0	$0	1.00%	16.5%	12/31/2023	$1.46	0	$0	0.75%	16.8%
12/31/2022	1.23	0	0	1.25%	-13.8%	12/31/2022	1.24	0	0	1.00%	-13.6%	12/31/2022	1.25	0	0	0.75%	-13.4%
12/31/2021	1.43	0	0	1.25%	20.3%	12/31/2021	1.44	0	0	1.00%	20.6%	12/31/2021	1.44	0	0	0.75%	20.9%
12/31/2020	1.19	0	0	1.25%	7.6%	12/31/2020	1.19	0	0	1.00%	7.8%	12/31/2020	1.19	0	0	0.75%	8.1%
12/31/2019	1.10	139	154	1.25%	10.2%	12/31/2019	1.10	0	0	1.00%	10.3%	12/31/2019	1.11	0	0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	17.1%	12/31/2023	$1.50	0	$0	0.25%	17.4%	12/31/2023	$1.51	0	$0	0.00%	17.7%
12/31/2022	1.26	0	0	0.50%	-13.1%	12/31/2022	1.27	0	0	0.25%	-12.9%	12/31/2022	1.29	0	0	0.00%	-12.7%
12/31/2021	1.45	0	0	0.50%	21.2%	12/31/2021	1.46	0	0	0.25%	21.5%	12/31/2021	1.47	0	0	0.00%	21.8%
12/31/2020	1.20	0	0	0.50%	8.4%	12/31/2020	1.20	0	0	0.25%	8.6%	12/31/2020	1.21	0	0	0.00%	8.9%
12/31/2019	1.11	0	0	0.50%	10.7%	12/31/2019	1.11	0	0	0.25%	10.8%	12/31/2019	1.11	0	0	0.00%	11.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Y Class - 06-752

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$955,033	$889,632	10,478
Receivables: investments sold	467
Payables: investments purchased	-
Net assets	$955,500

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$955,500	350,560	$2.73
Band 100	-	-	2.80
Band 75	-	-	2.88
Band 50	-	-	2.96
Band 25	-	-	3.05
Band 0	-	-	3.13
Total	$955,500	350,560

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,524)
Net investment income (loss)			(10,524)

Gain (loss) on investments:
Net realized gain (loss)			(29,547)
Realized gain distributions			90,926
Net change in unrealized appreciation (depreciation)			178,638
Net gain (loss)			240,017

Increase (decrease) in net assets from operations			$229,493

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,524)	$(10,288)
Net realized gain (loss)		(29,547)	38,935
Realized gain distributions		90,926	79,719
Net change in unrealized appreciation (depreciation)		178,638	(511,850)

Increase (decrease) in net assets from operations		229,493	(403,484)

Contract owner transactions:
Proceeds from units sold		441,049	44,530
Cost of units redeemed		(332,457)	(354,242)
Account charges		(1,338)	(195)
Increase (decrease)		107,254	(309,907)
Net increase (decrease)		336,747	(713,391)
Net assets, beginning		618,753	1,332,144
Net assets, ending		$955,500	$618,753

Units sold		188,658	78,761
Units redeemed		(139,301)	(213,183)
Net increase (decrease)		49,357	(134,422)
Units outstanding, beginning		301,203	435,625
Units outstanding, ending		350,560	301,203

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,996,112
Cost of units redeemed/account charges			(4,054,604)
Net investment income (loss)			(85,974)
Net realized gain (loss)			407,730
Realized gain distributions			626,835
Net change in unrealized appreciation (depreciation)			65,401
Net assets			$955,500
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.73	351	$956	1.25%	32.7%	12/31/2023	$2.80	0	$0	1.00%	33.0%	12/31/2023	$2.88	0	$0	0.75%	33.3%
12/31/2022	2.05	301	619	1.25%	-32.8%	12/31/2022	2.11	0	0	1.00%	-32.7%	12/31/2022	2.16	0	0	0.75%	-32.5%
12/31/2021	3.06	436	1,332	1.25%	14.2%	12/31/2021	3.13	0	0	1.00%	14.5%	12/31/2021	3.20	0	0	0.75%	14.8%
12/31/2020	2.68	539	1,442	1.25%	26.3%	12/31/2020	2.73	0	0	1.00%	26.6%	12/31/2020	2.79	0	0	0.75%	26.9%
12/31/2019	2.12	853	1,808	1.25%	30.2%	12/31/2019	2.16	0	0	1.00%	30.6%	12/31/2019	2.20	0	0	0.75%	30.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.96	0	$0	0.50%	33.7%	12/31/2023	$3.05	0	$0	0.25%	34.0%	12/31/2023	$3.13	0	$0	0.00%	34.3%
12/31/2022	2.22	0	0	0.50%	-32.3%	12/31/2022	2.27	0	0	0.25%	-32.1%	12/31/2022	2.33	0	0	0.00%	-32.0%
12/31/2021	3.27	0	0	0.50%	15.1%	12/31/2021	3.35	0	0	0.25%	15.3%	12/31/2021	3.43	0	0	0.00%	15.6%
12/31/2020	2.85	0	0	0.50%	27.3%	12/31/2020	2.90	0	0	0.25%	27.6%	12/31/2020	2.96	0	0	0.00%	27.9%
12/31/2019	2.24	0	0	0.50%	31.2%	12/31/2019	2.28	0	0	0.25%	31.5%	12/31/2019	2.32	0	0	0.00%	31.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Ops A Class - 06-556

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$848,855	$949,695	16,716
Receivables: investments sold	524
Payables: investments purchased	-
Net assets	$849,379

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$849,379	369,272	$2.30
Band 100	-	-	2.38
Band 75	-	-	2.46
Band 50	-	-	2.54
Band 25	-	-	2.62
Band 0	-	-	2.71
Total	$849,379	369,272

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(10,073)
Net investment income (loss)			(10,073)

Gain (loss) on investments:
Net realized gain (loss)			(68,356)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			199,223
Net gain (loss)			130,867

Increase (decrease) in net assets from operations			$120,794

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,073)	$(12,041)
Net realized gain (loss)		(68,356)	(31,128)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		199,223	(571,791)

Increase (decrease) in net assets from operations		120,794	(614,960)

Contract owner transactions:
Proceeds from units sold		56,614	74,941
Cost of units redeemed		(129,856)	(285,773)
Account charges		(89)	(94)
Increase (decrease)		(73,331)	(210,926)
Net increase (decrease)		47,463	(825,886)
Net assets, beginning		801,916	1,627,802
Net assets, ending		$849,379	$801,916

Units sold		26,248	33,333
Units redeemed		(61,016)	(102,078)
Net increase (decrease)		(34,768)	(68,745)
Units outstanding, beginning		404,040	472,785
Units outstanding, ending		369,272	404,040

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,570,865
Cost of units redeemed/account charges			(4,637,776)
Net investment income (loss)			(141,998)
Net realized gain (loss)			656,469
Realized gain distributions			502,659
Net change in unrealized appreciation (depreciation)			(100,840)
Net assets			$849,379
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.30	369	$849	1.25%	15.9%	12/31/2023	$2.38	0	$0	1.00%	16.2%	12/31/2023	$2.46	0	$0	0.75%	16.5%
12/31/2022	1.98	404	802	1.25%	-42.4%	12/31/2022	2.05	0	0	1.00%	-42.2%	12/31/2022	2.11	0	0	0.75%	-42.1%
12/31/2021	3.44	473	1,628	1.25%	-1.1%	12/31/2021	3.54	0	0	1.00%	-0.9%	12/31/2021	3.64	0	0	0.75%	-0.6%
12/31/2020	3.48	499	1,736	1.25%	37.9%	12/31/2020	3.57	0	0	1.00%	38.2%	12/31/2020	3.66	0	0	0.75%	38.5%
12/31/2019	2.53	507	1,282	1.25%	26.2%	12/31/2019	2.58	0	0	1.00%	26.5%	12/31/2019	2.64	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.54	0	$0	0.50%	16.8%	12/31/2023	$2.62	0	$0	0.25%	17.1%	12/31/2023	$2.71	0	$0	0.00%	17.3%
12/31/2022	2.17	0	0	0.50%	-41.9%	12/31/2022	2.24	0	0	0.25%	-41.8%	12/31/2022	2.31	0	0	0.00%	-41.6%
12/31/2021	3.74	0	0	0.50%	-0.4%	12/31/2021	3.85	0	0	0.25%	-0.1%	12/31/2021	3.96	0	0	0.00%	0.1%
12/31/2020	3.76	0	0	0.50%	38.9%	12/31/2020	3.85	0	0	0.25%	39.2%	12/31/2020	3.95	0	0	0.00%	39.6%
12/31/2019	2.71	0	0	0.50%	27.1%	12/31/2019	2.77	0	0	0.25%	27.5%	12/31/2019	2.83	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Ops Y Class - 06-843

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,949,715	$2,755,145	37,264
Receivables: investments sold	4,439
Payables: investments purchased	-
Net assets	$1,954,154

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,954,154	760,821	$2.57
Band 100	-	-	2.64
Band 75	-	-	2.72
Band 50	-	-	2.79
Band 25	-	-	2.87
Band 0	-	-	2.95
Total	$1,954,154	760,821

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(23,736)
Net investment income (loss)			(23,736)

Gain (loss) on investments:
Net realized gain (loss)			(243,193)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			532,156
Net gain (loss)			288,963

Increase (decrease) in net assets from operations			$265,227

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,736)	$(24,332)
Net realized gain (loss)		(243,193)	(129,123)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		532,156	(1,031,000)

Increase (decrease) in net assets from operations		265,227	(1,184,455)

Contract owner transactions:
Proceeds from units sold		314,404	416,472
Cost of units redeemed		(362,373)	(223,084)
Account charges		(1,156)	(1,157)
Increase (decrease)		(49,125)	192,231
Net increase (decrease)		216,102	(992,224)
Net assets, beginning		1,738,052	2,730,276
Net assets, ending		$1,954,154	$1,738,052

Units sold		131,142	159,362
Units redeemed		(156,456)	(86,725)
Net increase (decrease)		(25,314)	72,637
Units outstanding, beginning		786,135	713,498
Units outstanding, ending		760,821	786,135

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,337,970
Cost of units redeemed/account charges			(2,460,096)
Net investment income (loss)			(99,589)
Net realized gain (loss)			(254,957)
Realized gain distributions			236,256
Net change in unrealized appreciation (depreciation)			(805,430)
Net assets			$1,954,154
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.57	761	$1,954	1.25%	16.2%	12/31/2023	$2.64	0	$0	1.00%	16.5%	12/31/2023	$2.72	0	$0	0.75%	16.8%
12/31/2022	2.21	786	1,738	1.25%	-42.2%	12/31/2022	2.27	0	0	1.00%	-42.1%	12/31/2022	2.33	0	0	0.75%	-41.9%
12/31/2021	3.83	713	2,730	1.25%	-0.9%	12/31/2021	3.91	0	0	1.00%	-0.6%	12/31/2021	4.01	0	0	0.75%	-0.4%
12/31/2020	3.86	79	307	1.25%	38.1%	12/31/2020	3.94	0	0	1.00%	38.5%	12/31/2020	4.02	0	0	0.75%	38.8%
12/31/2019	2.79	71	198	1.25%	26.5%	12/31/2019	2.84	0	0	1.00%	26.8%	12/31/2019	2.90	0	0	0.75%	27.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.79	0	$0	0.50%	17.0%	12/31/2023	$2.87	0	$0	0.25%	17.3%	12/31/2023	$2.95	0	$0	0.00%	17.6%
12/31/2022	2.39	0	0	0.50%	-41.8%	12/31/2022	2.45	0	0	0.25%	-41.6%	12/31/2022	2.51	0	0	0.00%	-41.5%
12/31/2021	4.10	0	0	0.50%	-0.1%	12/31/2021	4.19	0	0	0.25%	0.1%	12/31/2021	4.29	0	0	0.00%	0.4%
12/31/2020	4.10	0	0	0.50%	39.2%	12/31/2020	4.19	0	0	0.25%	39.5%	12/31/2020	4.27	0	0	0.00%	39.9%
12/31/2019	2.95	0	0	0.50%	27.5%	12/31/2019	3.00	0	0	0.25%	27.8%	12/31/2019	3.05	0	0	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Strat Inc A Class - 06-288

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$109,161	$124,877	34,910
Receivables: investments sold	805
Payables: investments purchased	-
Net assets	$109,966

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$109,966	84,110	$1.31
Band 100	-	-	1.36
Band 75	-	-	1.42
Band 50	-	-	1.48
Band 25	-	-	1.54
Band 0	-	-	1.61
Total	$109,966	84,110

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,987
Mortality & expense charges			(1,491)
Net investment income (loss)			4,496

Gain (loss) on investments:
Net realized gain (loss)			(13,500)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,724
Net gain (loss)			4,224

Increase (decrease) in net assets from operations			$8,720

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,496	$4,079
Net realized gain (loss)		(13,500)	(36,826)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		17,724	(7,674)

Increase (decrease) in net assets from operations		8,720	(40,421)

Contract owner transactions:
Proceeds from units sold		34,322	20,040
Cost of units redeemed		(70,934)	(235,860)
Account charges		(147)	(990)
Increase (decrease)		(36,759)	(216,810)
Net increase (decrease)		(28,039)	(257,231)
Net assets, beginning		138,005	395,236
Net assets, ending		$109,966	$138,005

Units sold		27,667	15,880
Units redeemed		(56,818)	(185,209)
Net increase (decrease)		(29,151)	(169,329)
Units outstanding, beginning		113,261	282,590
Units outstanding, ending		84,110	113,261

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,485,067
Cost of units redeemed/account charges			(7,571,158)
Net investment income (loss)			340,683
Net realized gain (loss)			(128,910)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15,716)
Net assets			$109,966
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	84	$110	1.25%	7.3%	12/31/2023	$1.36	0	$0	1.00%	7.6%	12/31/2023	$1.42	0	$0	0.75%	7.8%
12/31/2022	1.22	113	138	1.25%	-12.9%	12/31/2022	1.27	0	0	1.00%	-12.7%	12/31/2022	1.32	0	0	0.75%	-12.4%
12/31/2021	1.40	283	395	1.25%	-4.5%	12/31/2021	1.45	0	0	1.00%	-4.2%	12/31/2021	1.50	0	0	0.75%	-4.0%
12/31/2020	1.46	246	360	1.25%	2.3%	12/31/2020	1.51	0	0	1.00%	2.5%	12/31/2020	1.57	0	0	0.75%	2.8%
12/31/2019	1.43	373	534	1.25%	9.2%	12/31/2019	1.48	0	0	1.00%	9.5%	12/31/2019	1.52	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	8.1%	12/31/2023	$1.54	0	$0	0.25%	8.4%	12/31/2023	$1.61	0	$0	0.00%	8.6%
12/31/2022	1.37	0	0	0.50%	-12.2%	12/31/2022	1.42	0	0	0.25%	-12.0%	12/31/2022	1.48	0	0	0.00%	-11.8%
12/31/2021	1.56	0	0	0.50%	-3.7%	12/31/2021	1.62	0	0	0.25%	-3.5%	12/31/2021	1.68	0	0	0.00%	-3.3%
12/31/2020	1.62	0	0	0.50%	3.1%	12/31/2020	1.68	0	0	0.25%	3.3%	12/31/2020	1.74	0	0	0.00%	3.6%
12/31/2019	1.57	0	0	0.50%	10.1%	12/31/2019	1.62	0	0	0.25%	10.3%	12/31/2019	1.68	0	0	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.8%
2022	2.5%
2021	2.8%
2020	2.6%
2019	4.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Strat Inc Y Class - 06-751

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$366,970	$426,574	116,977
Receivables: investments sold	339
Payables: investments purchased	-
Net assets	$367,309

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$367,309	353,538	$1.04
Band 100	-	-	1.07
Band 75	-	-	1.10
Band 50	-	-	1.13
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$367,309	353,538

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19,012
Mortality & expense charges			(4,455)
Net investment income (loss)			14,557

Gain (loss) on investments:
Net realized gain (loss)			(5,827)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,995
Net gain (loss)			11,168

Increase (decrease) in net assets from operations			$25,725

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,557	$8,332
Net realized gain (loss)		(5,827)	(5,204)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,995	(51,488)

Increase (decrease) in net assets from operations		25,725	(48,360)

Contract owner transactions:
Proceeds from units sold		42,130	47,749
Cost of units redeemed		(44,657)	(31,559)
Account charges		(10)	-
Increase (decrease)		(2,537)	16,190
Net increase (decrease)		23,188	(32,170)
Net assets, beginning		344,121	376,291
Net assets, ending		$367,309	$344,121

Units sold		42,429	48,472
Units redeemed		(45,181)	(32,134)
Net increase (decrease)		(2,752)	16,338
Units outstanding, beginning		356,290	339,952
Units outstanding, ending		353,538	356,290

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$888,238
Cost of units redeemed/account charges			(510,296)
Net investment income (loss)			87,653
Net realized gain (loss)			(38,682)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(59,604)
Net assets			$367,309
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	354	$367	1.25%	7.6%	12/31/2023	$1.07	0	$0	1.00%	7.8%	12/31/2023	$1.10	0	$0	0.75%	8.1%
12/31/2022	0.97	356	344	1.25%	-12.7%	12/31/2022	0.99	0	0	1.00%	-12.5%	12/31/2022	1.02	0	0	0.75%	-12.3%
12/31/2021	1.11	340	376	1.25%	-4.5%	12/31/2021	1.13	0	0	1.00%	-4.3%	12/31/2021	1.16	0	0	0.75%	-4.0%
12/31/2020	1.16	312	362	1.25%	2.5%	12/31/2020	1.18	0	0	1.00%	2.8%	12/31/2020	1.21	0	0	0.75%	3.0%
12/31/2019	1.13	355	401	1.25%	9.5%	12/31/2019	1.15	0	0	1.00%	9.8%	12/31/2019	1.17	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	0.50%	8.4%	12/31/2023	$1.16	0	$0	0.25%	8.6%	12/31/2023	$1.19	0	$0	0.00%	8.9%
12/31/2022	1.04	0	0	0.50%	-12.1%	12/31/2022	1.07	0	0	0.25%	-11.9%	12/31/2022	1.10	0	0	0.00%	-11.6%
12/31/2021	1.19	0	0	0.50%	-3.8%	12/31/2021	1.21	0	0	0.25%	-3.5%	12/31/2021	1.24	0	0	0.00%	-3.3%
12/31/2020	1.23	0	0	0.50%	3.3%	12/31/2020	1.26	0	0	0.25%	3.6%	12/31/2020	1.28	0	0	0.00%	3.8%
12/31/2019	1.19	0	0	0.50%	10.3%	12/31/2019	1.21	0	0	0.25%	10.6%	12/31/2019	1.24	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.3%
2022	3.5%
2021	2.9%
2020	3.0%
2019	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min A Class - 06-463

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$725,931	$747,083	31,656
Receivables: investments sold	-
Payables: investments purchased	(1,325)
Net assets	$724,606

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$641,061	796,495	$0.80
Band 100	83,545	100,213	0.83
Band 75	-	-	0.86
Band 50	-	-	0.89
Band 25	-	-	0.93
Band 0	-	-	0.96
Total	$724,606	896,708

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,003
Mortality & expense charges			(8,570)
Net investment income (loss)			(2,567)

Gain (loss) on investments:
Net realized gain (loss)			(23,703)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			51,022
Net gain (loss)			27,319

Increase (decrease) in net assets from operations			$24,752

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,567)	$(5,146)
Net realized gain (loss)		(23,703)	(137,750)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		51,022	(30,008)

Increase (decrease) in net assets from operations		24,752	(172,904)

Contract owner transactions:
Proceeds from units sold		362,888	1,288,227
Cost of units redeemed		(317,119)	(1,238,987)
Account charges		(214)	(880)
Increase (decrease)		45,555	48,360
Net increase (decrease)		70,307	(124,544)
Net assets, beginning		654,299	778,843
Net assets, ending		$724,606	$654,299

Units sold		451,575	1,449,220
Units redeemed		(405,070)	(1,429,318)
Net increase (decrease)		46,505	19,902
Units outstanding, beginning		850,203	830,301
Units outstanding, ending		896,708	850,203

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,681,958
Cost of units redeemed/account charges			(5,874,716)
Net investment income (loss)			44,817
Net realized gain (loss)			(118,272)
Realized gain distributions			11,971
Net change in unrealized appreciation (depreciation)			(21,152)
Net assets			$724,606
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.80	796	$641	1.25%	5.0%	12/31/2023	$0.83	100	$84	1.00%	5.3%	12/31/2023	$0.86	0	$0	0.75%	5.6%
12/31/2022	0.77	739	566	1.25%	-17.9%	12/31/2022	0.79	111	88	1.00%	-17.7%	12/31/2022	0.82	0	0	0.75%	-17.5%
12/31/2021	0.93	692	645	1.25%	-4.1%	12/31/2021	0.96	139	133	1.00%	-3.8%	12/31/2021	0.99	0	0	0.75%	-3.6%
12/31/2020	0.97	727	707	1.25%	34.4%	12/31/2020	1.00	127	127	1.00%	34.8%	12/31/2020	1.03	0	0	0.75%	35.1%
12/31/2019	0.72	665	482	1.25%	44.6%	12/31/2019	0.74	152	113	1.00%	44.9%	12/31/2019	0.76	0	0	0.75%	45.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.89	0	$0	0.50%	5.8%	12/31/2023	$0.93	0	$0	0.25%	6.1%	12/31/2023	$0.96	0	$0	0.00%	6.4%
12/31/2022	0.85	0	0	0.50%	-17.3%	12/31/2022	0.87	0	0	0.25%	-17.1%	12/31/2022	0.90	0	0	0.00%	-16.9%
12/31/2021	1.02	0	0	0.50%	-3.4%	12/31/2021	1.05	0	0	0.25%	-3.1%	12/31/2021	1.08	0	0	0.00%	-2.9%
12/31/2020	1.06	0	0	0.50%	35.4%	12/31/2020	1.09	0	0	0.25%	35.8%	12/31/2020	1.12	0	0	0.00%	36.1%
12/31/2019	0.78	0	0	0.50%	45.6%	12/31/2019	0.80	0	0	0.25%	46.0%	12/31/2019	0.82	0	0	0.00%	46.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.4%
2021	3.2%
2020	1.9%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min Y Class - 06-753

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$80,207	$81,271	3,505
Receivables: investments sold	104
Payables: investments purchased	-
Net assets	$80,311

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$80,311	104,159	$0.77
Band 100	-	-	0.79
Band 75	-	-	0.82
Band 50	-	-	0.84
Band 25	-	-	0.86
Band 0	-	-	0.89
Total	$80,311	104,159

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$838
Mortality & expense charges			(3,127)
Net investment income (loss)			(2,289)

Gain (loss) on investments:
Net realized gain (loss)			(35,699)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			76,500
Net gain (loss)			40,801

Increase (decrease) in net assets from operations			$38,512

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,289)	$(3,254)
Net realized gain (loss)		(35,699)	(163,604)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		76,500	10,529

Increase (decrease) in net assets from operations		38,512	(156,329)

Contract owner transactions:
Proceeds from units sold		60,158	940,584
Cost of units redeemed		(412,096)	(1,183,215)
Account charges		(52)	(76)
Increase (decrease)		(351,990)	(242,707)
Net increase (decrease)		(313,478)	(399,036)
Net assets, beginning		393,789	792,825
Net assets, ending		$80,311	$393,789

Units sold		96,425	1,018,141
Units redeemed		(530,271)	(1,371,607)
Net increase (decrease)		(433,846)	(353,466)
Units outstanding, beginning		538,005	891,471
Units outstanding, ending		104,159	538,005

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,230,770
Cost of units redeemed/account charges			(7,309,410)
Net investment income (loss)			37,287
Net realized gain (loss)			122,728
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,064)
Net assets			$80,311
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.77	104	$80	1.25%	5.3%	12/31/2023	$0.79	0	$0	1.00%	5.6%	12/31/2023	$0.82	0	$0	0.75%	5.9%
12/31/2022	0.73	538	394	1.25%	-17.7%	12/31/2022	0.75	0	0	1.00%	-17.5%	12/31/2022	0.77	0	0	0.75%	-17.3%
12/31/2021	0.89	891	793	1.25%	-3.8%	12/31/2021	0.91	0	0	1.00%	-3.6%	12/31/2021	0.93	0	0	0.75%	-3.4%
12/31/2020	0.92	985	911	1.25%	34.7%	12/31/2020	0.94	0	0	1.00%	35.0%	12/31/2020	0.96	0	0	0.75%	35.4%
12/31/2019	0.69	859	590	1.25%	44.9%	12/31/2019	0.70	0	0	1.00%	45.2%	12/31/2019	0.71	0	0	0.75%	45.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.84	0	$0	0.50%	6.1%	12/31/2023	$0.86	0	$0	0.25%	6.4%	12/31/2023	$0.89	0	$0	0.00%	6.7%
12/31/2022	0.79	0	0	0.50%	-17.1%	12/31/2022	0.81	0	0	0.25%	-16.9%	12/31/2022	0.83	0	0	0.00%	-16.7%
12/31/2021	0.95	0	0	0.50%	-3.1%	12/31/2021	0.97	0	0	0.25%	-2.9%	12/31/2021	1.00	0	0	0.00%	-2.6%
12/31/2020	0.98	0	0	0.50%	35.7%	12/31/2020	1.00	0	0	0.25%	36.1%	12/31/2020	1.02	0	0	0.00%	36.4%
12/31/2019	0.72	0	0	0.50%	45.9%	12/31/2019	0.74	0	0	0.25%	46.3%	12/31/2019	0.75	0	0	0.00%	46.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.5%
2021	3.2%
2020	1.7%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond A Class - 06-297

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$547,282	$684,335	123,111
Receivables: investments sold	563
Payables: investments purchased	-
Net assets	$547,845

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$500,728	534,156	$0.94
Band 100	47,117	48,712	0.97
Band 75	-	-	1.00
Band 50	-	-	1.03
Band 25	-	-	1.06
Band 0	-	-	1.10
Total	$547,845	582,868

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$25,898
Mortality & expense charges			(7,177)
Net investment income (loss)			18,721

Gain (loss) on investments:
Net realized gain (loss)			(67,158)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			83,975
Net gain (loss)			16,817

Increase (decrease) in net assets from operations			$35,538

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,721	$18,054
Net realized gain (loss)		(67,158)	(62,457)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		83,975	(103,198)

Increase (decrease) in net assets from operations		35,538	(147,601)

Contract owner transactions:
Proceeds from units sold		43,552	78,040
Cost of units redeemed		(309,224)	(228,122)
Account charges		(264)	(317)
Increase (decrease)		(265,936)	(150,399)
Net increase (decrease)		(230,398)	(298,000)
Net assets, beginning		778,243	1,076,243
Net assets, ending		$547,845	$778,243

Units sold		48,987	95,684
Units redeemed		(352,144)	(263,351)
Net increase (decrease)		(303,157)	(167,667)
Units outstanding, beginning		886,025	1,053,692
Units outstanding, ending		582,868	886,025

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,951,163
Cost of units redeemed/account charges			(11,406,382)
Net investment income (loss)			524,033
Net realized gain (loss)			(392,479)
Realized gain distributions			8,563
Net change in unrealized appreciation (depreciation)			(137,053)
Net assets			$547,845
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	534	$501	1.25%	6.9%	12/31/2023	$0.97	49	$47	1.00%	7.2%	12/31/2023	$1.00	0	$0	0.75%	7.4%
12/31/2022	0.88	835	732	1.25%	-14.0%	12/31/2022	0.90	51	46	1.00%	-13.8%	12/31/2022	0.93	0	0	0.75%	-13.6%
12/31/2021	1.02	1,001	1,022	1.25%	-11.4%	12/31/2021	1.05	52	55	1.00%	-11.1%	12/31/2021	1.08	0	0	0.75%	-10.9%
12/31/2020	1.15	1,075	1,238	1.25%	6.9%	12/31/2020	1.18	57	67	1.00%	7.2%	12/31/2020	1.21	0	0	0.75%	7.5%
12/31/2019	1.08	1,185	1,275	1.25%	8.1%	12/31/2019	1.10	70	77	1.00%	8.4%	12/31/2019	1.12	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	0.50%	7.7%	12/31/2023	$1.06	0	$0	0.25%	8.0%	12/31/2023	$1.10	0	$0	0.00%	8.2%
12/31/2022	0.96	0	0	0.50%	-13.4%	12/31/2022	0.98	0	0	0.25%	-13.2%	12/31/2022	1.01	0	0	0.00%	-13.0%
12/31/2021	1.10	0	0	0.50%	-10.7%	12/31/2021	1.13	0	0	0.25%	-10.5%	12/31/2021	1.16	0	0	0.00%	-10.3%
12/31/2020	1.24	0	0	0.50%	7.7%	12/31/2020	1.27	0	0	0.25%	8.0%	12/31/2020	1.30	32	42	0.00%	8.3%
12/31/2019	1.15	0	0	0.50%	8.9%	12/31/2019	1.17	0	0	0.25%	9.2%	12/31/2019	1.20	28	33	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	3.1%
2021	2.7%
2020	2.9%
2019	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond Y Class - 06-754

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$193,504	$200,135	43,623
Receivables: investments sold	184
Payables: investments purchased	-
Net assets	$193,688

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$193,688	206,584	$0.94
Band 100	-	-	0.96
Band 75	-	-	0.99
Band 50	-	-	1.02
Band 25	-	-	1.05
Band 0	-	-	1.08
Total	$193,688	206,584

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,100
Mortality & expense charges			(2,638)
Net investment income (loss)			7,462

Gain (loss) on investments:
Net realized gain (loss)			(12,092)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18,329
Net gain (loss)			6,237

Increase (decrease) in net assets from operations			$13,699

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,462	$4,296
Net realized gain (loss)		(12,092)	(37,667)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		18,329	(3,245)

Increase (decrease) in net assets from operations		13,699	(36,616)

Contract owner transactions:
Proceeds from units sold		98,127	85,903
Cost of units redeemed		(101,736)	(173,391)
Account charges		(46)	(332)
Increase (decrease)		(3,655)	(87,820)
Net increase (decrease)		10,044	(124,436)
Net assets, beginning		183,644	308,080
Net assets, ending		$193,688	$183,644

Units sold		109,168	100,476
Units redeemed		(112,017)	(193,872)
Net increase (decrease)		(2,849)	(93,396)
Units outstanding, beginning		209,433	302,829
Units outstanding, ending		206,584	209,433

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,835,280
Cost of units redeemed/account charges			(12,837,196)
Net investment income (loss)			732,498
Net realized gain (loss)			(530,969)
Realized gain distributions			706
Net change in unrealized appreciation (depreciation)			(6,631)
Net assets			$193,688
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	207	$194	1.25%	6.9%	12/31/2023	$0.96	0	$0	1.00%	7.2%	12/31/2023	$0.99	0	$0	0.75%	7.5%
12/31/2022	0.88	209	184	1.25%	-13.8%	12/31/2022	0.90	0	0	1.00%	-13.6%	12/31/2022	0.92	0	0	0.75%	-13.4%
12/31/2021	1.02	303	308	1.25%	-11.1%	12/31/2021	1.04	0	0	1.00%	-10.9%	12/31/2021	1.06	0	0	0.75%	-10.7%
12/31/2020	1.14	1,705	1,952	1.25%	7.2%	12/31/2020	1.17	0	0	1.00%	7.5%	12/31/2020	1.19	0	0	0.75%	7.8%
12/31/2019	1.07	5,570	5,948	1.25%	8.4%	12/31/2019	1.09	0	0	1.00%	8.6%	12/31/2019	1.11	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	7.7%	12/31/2023	$1.05	0	$0	0.25%	8.0%	12/31/2023	$1.08	0	$0	0.00%	8.3%
12/31/2022	0.95	0	0	0.50%	-13.2%	12/31/2022	0.97	0	0	0.25%	-12.9%	12/31/2022	1.00	0	0	0.00%	-12.7%
12/31/2021	1.09	0	0	0.50%	-10.5%	12/31/2021	1.11	0	0	0.25%	-10.2%	12/31/2021	1.14	0	0	0.00%	-10.0%
12/31/2020	1.22	0	0	0.50%	8.0%	12/31/2020	1.24	0	0	0.25%	8.3%	12/31/2020	1.27	0	0	0.00%	8.6%
12/31/2019	1.13	0	0	0.50%	9.2%	12/31/2019	1.15	0	0	0.25%	9.5%	12/31/2019	1.17	0	0	0.00%	9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.4%
2022	2.7%
2021	3.1%
2020	2.4%
2019	4.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth A Class - 06-319

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$678,482	$717,628	18,930
Receivables: investments sold	737
Payables: investments purchased	-
Net assets	$679,219

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$558,527	375,354	$1.49
Band 100	120,692	77,906	1.55
Band 75	-	-	1.61
Band 50	-	-	1.68
Band 25	-	-	1.75
Band 0	-	-	1.82
Total	$679,219	453,260

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,353
Mortality & expense charges			(7,528)
Net investment income (loss)			(3,175)

Gain (loss) on investments:
Net realized gain (loss)			(15,021)
Realized gain distributions			65,517
Net change in unrealized appreciation (depreciation)			58,357
Net gain (loss)			108,853

Increase (decrease) in net assets from operations			$105,678

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,175)	$(7,545)
Net realized gain (loss)		(15,021)	(63,199)
Realized gain distributions		65,517	-
Net change in unrealized appreciation (depreciation)		58,357	(181,418)

Increase (decrease) in net assets from operations		105,678	(252,162)

Contract owner transactions:
Proceeds from units sold		117,121	71,577
Cost of units redeemed		(97,680)	(175,241)
Account charges		(300)	(110)
Increase (decrease)		19,141	(103,774)
Net increase (decrease)		124,819	(355,936)
Net assets, beginning		554,400	910,336
Net assets, ending		$679,219	$554,400

Units sold		90,735	55,125
Units redeemed		(78,981)	(134,939)
Net increase (decrease)		11,754	(79,814)
Units outstanding, beginning		441,506	521,320
Units outstanding, ending		453,260	441,506

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,478,536
Cost of units redeemed/account charges			(15,050,342)
Net investment income (loss)			(91,177)
Net realized gain (loss)			1,074,434
Realized gain distributions			306,914
Net change in unrealized appreciation (depreciation)			(39,146)
Net assets			$679,219
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	375	$559	1.25%	19.3%	12/31/2023	$1.55	78	$121	1.00%	19.6%	12/31/2023	$1.61	0	$0	0.75%	19.9%
12/31/2022	1.25	368	459	1.25%	-28.2%	12/31/2022	1.30	74	95	1.00%	-28.0%	12/31/2022	1.35	0	0	0.75%	-27.9%
12/31/2021	1.74	453	788	1.25%	9.2%	12/31/2021	1.80	68	123	1.00%	9.5%	12/31/2021	1.87	0	0	0.75%	9.7%
12/31/2020	1.59	584	930	1.25%	20.4%	12/31/2020	1.64	62	102	1.00%	20.7%	12/31/2020	1.70	0	0	0.75%	21.0%
12/31/2019	1.32	843	1,114	1.25%	27.0%	12/31/2019	1.36	52	71	1.00%	27.3%	12/31/2019	1.40	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	0	$0	0.50%	20.2%	12/31/2023	$1.75	0	$0	0.25%	20.5%	12/31/2023	$1.82	0	$0	0.00%	20.8%
12/31/2022	1.40	0	0	0.50%	-27.7%	12/31/2022	1.45	0	0	0.25%	-27.5%	12/31/2022	1.51	0	0	0.00%	-27.3%
12/31/2021	1.93	0	0	0.50%	10.0%	12/31/2021	2.00	0	0	0.25%	10.3%	12/31/2021	2.07	0	0	0.00%	10.6%
12/31/2020	1.76	1	2	0.50%	21.3%	12/31/2020	1.82	0	0	0.25%	21.6%	12/31/2020	1.88	0	0	0.00%	21.9%
12/31/2019	1.45	1	2	0.50%	28.0%	12/31/2019	1.49	0	0	0.25%	28.3%	12/31/2019	1.54	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.0%
2021	0.1%
2020	0.0%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth Y Class - 06-756

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$330,985	$368,399	9,246
Receivables: investments sold	-
Payables: investments purchased	(1,453)
Net assets	$329,532

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$329,532	187,977	$1.75
Band 100	-	-	1.80
Band 75	-	-	1.85
Band 50	-	-	1.91
Band 25	-	-	1.96
Band 0	-	-	2.01
Total	$329,532	187,977

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,903
Mortality & expense charges			(6,510)
Net investment income (loss)			(3,607)

Gain (loss) on investments:
Net realized gain (loss)			(70,193)
Realized gain distributions			32,113
Net change in unrealized appreciation (depreciation)			122,477
Net gain (loss)			84,397

Increase (decrease) in net assets from operations			$80,790

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,607)	$(6,955)
Net realized gain (loss)		(70,193)	(17,794)
Realized gain distributions		32,113	-
Net change in unrealized appreciation (depreciation)		122,477	(188,628)

Increase (decrease) in net assets from operations		80,790	(213,377)

Contract owner transactions:
Proceeds from units sold		112,856	85,545
Cost of units redeemed		(423,447)	(69,850)
Account charges		(880)	(768)
Increase (decrease)		(311,471)	14,927
Net increase (decrease)		(230,681)	(198,450)
Net assets, beginning		560,213	758,663
Net assets, ending		$329,532	$560,213

Units sold		70,085	56,092
Units redeemed		(264,040)	(46,420)
Net increase (decrease)		(193,955)	9,672
Units outstanding, beginning		381,932	372,260
Units outstanding, ending		187,977	381,932

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$77,396,467
Cost of units redeemed/account charges			(79,396,852)
Net investment income (loss)			(359,910)
Net realized gain (loss)			2,470,331
Realized gain distributions			256,910
Net change in unrealized appreciation (depreciation)			(37,414)
Net assets			$329,532
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	188	$330	1.25%	19.5%	12/31/2023	$1.80	0	$0	1.00%	19.8%	12/31/2023	$1.85	0	$0	0.75%	20.1%
12/31/2022	1.47	382	560	1.25%	-28.0%	12/31/2022	1.50	0	0	1.00%	-27.8%	12/31/2022	1.54	0	0	0.75%	-27.7%
12/31/2021	2.04	372	759	1.25%	9.5%	12/31/2021	2.09	0	0	1.00%	9.8%	12/31/2021	2.13	0	0	0.75%	10.0%
12/31/2020	1.86	562	1,046	1.25%	20.7%	12/31/2020	1.90	0	0	1.00%	21.0%	12/31/2020	1.94	0	0	0.75%	21.3%
12/31/2019	1.54	1,355	2,090	1.25%	27.4%	12/31/2019	1.57	0	0	1.00%	27.7%	12/31/2019	1.60	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.91	0	$0	0.50%	20.4%	12/31/2023	$1.96	0	$0	0.25%	20.7%	12/31/2023	$2.01	0	$0	0.00%	21.0%
12/31/2022	1.58	0	0	0.50%	-27.5%	12/31/2022	1.62	0	0	0.25%	-27.3%	12/31/2022	1.66	0	0	0.00%	-27.1%
12/31/2021	2.18	0	0	0.50%	10.3%	12/31/2021	2.23	0	0	0.25%	10.6%	12/31/2021	2.28	0	0	0.00%	10.9%
12/31/2020	1.98	0	0	0.50%	21.6%	12/31/2020	2.02	0	0	0.25%	21.9%	12/31/2020	2.06	0	0	0.00%	22.2%
12/31/2019	1.63	0	0	0.50%	28.3%	12/31/2019	1.66	0	0	0.25%	28.7%	12/31/2019	1.69	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.0%
2021	0.3%
2020	0.1%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMid Co A Class - 06-764

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$544,534	$591,643	12,684
Receivables: investments sold	270
Payables: investments purchased	-
Net assets	$544,804

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$497,469	186,143	$2.67
Band 100	47,335	17,226	2.75
Band 75	-	-	2.83
Band 50	-	-	2.90
Band 25	-	-	2.99
Band 0	-	-	3.07
Total	$544,804	203,369

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,493
Mortality & expense charges			(6,354)
Net investment income (loss)			(1,861)

Gain (loss) on investments:
Net realized gain (loss)			(12,012)
Realized gain distributions			8,057
Net change in unrealized appreciation (depreciation)			62,072
Net gain (loss)			58,117

Increase (decrease) in net assets from operations			$56,256

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,861)	$(7,554)
Net realized gain (loss)		(12,012)	(31,327)
Realized gain distributions		8,057	1,447
Net change in unrealized appreciation (depreciation)		62,072	(263,115)

Increase (decrease) in net assets from operations		56,256	(300,549)

Contract owner transactions:
Proceeds from units sold		20,321	15,830
Cost of units redeemed		(52,860)	(230,657)
Account charges		(131)	(176)
Increase (decrease)		(32,670)	(215,003)
Net increase (decrease)		23,586	(515,552)
Net assets, beginning		521,218	1,036,770
Net assets, ending		$544,804	$521,218

Units sold		8,304	6,047
Units redeemed		(20,787)	(82,040)
Net increase (decrease)		(12,483)	(75,993)
Units outstanding, beginning		215,852	291,845
Units outstanding, ending		203,369	215,852

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,452,994
Cost of units redeemed/account charges			(4,491,490)
Net investment income (loss)			(90,521)
Net realized gain (loss)			326,163
Realized gain distributions			394,767
Net change in unrealized appreciation (depreciation)			(47,109)
Net assets			$544,804
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.67	186	$497	1.25%	10.9%	12/31/2023	$2.75	17	$47	1.00%	11.2%	12/31/2023	$2.83	0	$0	0.75%	11.5%
12/31/2022	2.41	199	479	1.25%	-32.0%	12/31/2022	2.47	17	43	1.00%	-31.9%	12/31/2022	2.53	0	0	0.75%	-31.7%
12/31/2021	3.55	269	954	1.25%	12.4%	12/31/2021	3.63	23	83	1.00%	12.7%	12/31/2021	3.71	0	0	0.75%	13.0%
12/31/2020	3.15	299	942	1.25%	23.2%	12/31/2020	3.22	46	148	1.00%	23.5%	12/31/2020	3.28	0	0	0.75%	23.9%
12/31/2019	2.56	456	1,167	1.25%	23.2%	12/31/2019	2.61	46	120	1.00%	23.5%	12/31/2019	2.65	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.90	0	$0	0.50%	11.7%	12/31/2023	$2.99	0	$0	0.25%	12.0%	12/31/2023	$3.07	0	$0	0.00%	12.3%
12/31/2022	2.60	0	0	0.50%	-31.5%	12/31/2022	2.67	0	0	0.25%	-31.4%	12/31/2022	2.73	0	0	0.00%	-31.2%
12/31/2021	3.80	0	0	0.50%	13.3%	12/31/2021	3.88	0	0	0.25%	13.6%	12/31/2021	3.97	0	0	0.00%	13.9%
12/31/2020	3.35	0	0	0.50%	24.2%	12/31/2020	3.42	0	0	0.25%	24.5%	12/31/2020	3.49	0	0	0.00%	24.8%
12/31/2019	2.70	0	0	0.50%	24.2%	12/31/2019	2.75	0	0	0.25%	24.5%	12/31/2019	2.80	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMId Co Y Class - 06-757

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$33,117	$35,544	783
Receivables: investments sold	206
Payables: investments purchased	-
Net assets	$33,323

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$33,323	12,128	$2.75
Band 100	-	-	2.82
Band 75	-	-	2.90
Band 50	-	-	2.99
Band 25	-	-	3.07
Band 0	-	-	3.16
Total	$33,323	12,128

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$406
Mortality & expense charges			(462)
Net investment income (loss)			(56)

Gain (loss) on investments:
Net realized gain (loss)			(3,800)
Realized gain distributions			561
Net change in unrealized appreciation (depreciation)			6,505
Net gain (loss)			3,266

Increase (decrease) in net assets from operations			$3,210

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(56)	$(330)
Net realized gain (loss)		(3,800)	(63)
Realized gain distributions		561	97
Net change in unrealized appreciation (depreciation)		6,505	(13,306)

Increase (decrease) in net assets from operations		3,210	(13,602)

Contract owner transactions:
Proceeds from units sold		7,245	6,897
Cost of units redeemed		(12,068)	-
Account charges		(124)	(109)
Increase (decrease)		(4,947)	6,788
Net increase (decrease)		(1,737)	(6,814)
Net assets, beginning		35,060	41,874
Net assets, ending		$33,323	$35,060

Units sold		4,230	2,686
Units redeemed		(6,288)	(43)
Net increase (decrease)		(2,058)	2,643
Units outstanding, beginning		14,186	11,543
Units outstanding, ending		12,128	14,186

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,994,927
Cost of units redeemed/account charges			(11,249,723)
Net investment income (loss)			(14,909)
Net realized gain (loss)			989,239
Realized gain distributions			316,216
Net change in unrealized appreciation (depreciation)			(2,427)
Net assets			$33,323
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.75	12	$33	1.25%	11.2%	12/31/2023	$2.82	0	$0	1.00%	11.5%	12/31/2023	$2.90	0	$0	0.75%	11.7%
12/31/2022	2.47	14	35	1.25%	-31.9%	12/31/2022	2.53	0	0	1.00%	-31.7%	12/31/2022	2.60	0	0	0.75%	-31.5%
12/31/2021	3.63	12	42	1.25%	12.7%	12/31/2021	3.71	0	0	1.00%	13.0%	12/31/2021	3.80	0	0	0.75%	13.3%
12/31/2020	3.22	22	71	1.25%	23.5%	12/31/2020	3.28	0	0	1.00%	23.8%	12/31/2020	3.35	0	0	0.75%	24.1%
12/31/2019	2.61	30	79	1.25%	23.5%	12/31/2019	2.65	0	0	1.00%	23.8%	12/31/2019	2.70	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.99	0	$0	0.50%	12.0%	12/31/2023	$3.07	0	$0	0.25%	12.3%	12/31/2023	$3.16	0	$0	0.00%	12.6%
12/31/2022	2.67	0	0	0.50%	-31.4%	12/31/2022	2.73	0	0	0.25%	-31.2%	12/31/2022	2.80	0	0	0.00%	-31.0%
12/31/2021	3.88	0	0	0.50%	13.6%	12/31/2021	3.97	0	0	0.25%	13.9%	12/31/2021	4.07	0	0	0.00%	14.1%
12/31/2020	3.42	0	0	0.50%	24.4%	12/31/2020	3.49	0	0	0.25%	24.8%	12/31/2020	3.56	0	0	0.00%	25.1%
12/31/2019	2.75	0	0	0.50%	24.5%	12/31/2019	2.80	0	0	0.25%	24.8%	12/31/2019	2.85	668	1,903	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.2%
2021	0.2%
2020	0.0%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St Mid Cap A Class - 06-262

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,247,555	$1,221,110	46,294
Receivables: investments sold	-
Payables: investments purchased	(10,561)
Net assets	$1,236,994

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$782,752	528,758	$1.48
Band 100	453,971	293,768	1.55
Band 75	-	-	1.61
Band 50	271	161	1.68
Band 25	-	-	1.76
Band 0	-	-	1.84
Total	$1,236,994	822,687

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(13,200)
Net investment income (loss)			(13,200)

Gain (loss) on investments:
Net realized gain (loss)			(7,322)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			165,841
Net gain (loss)			158,519

Increase (decrease) in net assets from operations			$145,319

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,200)	$(12,965)
Net realized gain (loss)		(7,322)	(373)
Realized gain distributions		-	40,754
Net change in unrealized appreciation (depreciation)		165,841	(253,737)

Increase (decrease) in net assets from operations		145,319	(226,321)

Contract owner transactions:
Proceeds from units sold		80,828	63,721
Cost of units redeemed		(87,708)	(303,949)
Account charges		(225)	(298)
Increase (decrease)		(7,105)	(240,526)
Net increase (decrease)		138,214	(466,847)
Net assets, beginning		1,098,780	1,565,627
Net assets, ending		$1,236,994	$1,098,780

Units sold		58,496	46,789
Units redeemed		(63,333)	(219,821)
Net increase (decrease)		(4,837)	(173,032)
Units outstanding, beginning		827,524	1,000,556
Units outstanding, ending		822,687	827,524

* Date of Fund Inception into Variable Account: 10 /23 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,509,611
Cost of units redeemed/account charges			(11,957,112)
Net investment income (loss)			(248,765)
Net realized gain (loss)			487,817
Realized gain distributions			1,418,998
Net change in unrealized appreciation (depreciation)			26,445
Net assets			$1,236,994
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	529	$783	1.25%	13.1%	12/31/2023	$1.55	294	$454	1.00%	13.3%	12/31/2023	$1.61	0	$0	0.75%	13.6%
12/31/2022	1.31	545	714	1.25%	-15.4%	12/31/2022	1.36	282	385	1.00%	-15.2%	12/31/2022	1.42	0	0	0.75%	-15.0%
12/31/2021	1.55	719	1,112	1.25%	21.5%	12/31/2021	1.61	282	453	1.00%	21.8%	12/31/2021	1.67	0	0	0.75%	22.1%
12/31/2020	1.27	857	1,092	1.25%	7.8%	12/31/2020	1.32	313	413	1.00%	8.0%	12/31/2020	1.37	0	0	0.75%	8.3%
12/31/2019	1.18	932	1,102	1.25%	30.5%	12/31/2019	1.22	354	433	1.00%	30.8%	12/31/2019	1.26	0	0	0.75%	31.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	0	$0	0.50%	13.9%	12/31/2023	$1.76	0	$0	0.25%	14.2%	12/31/2023	$1.84	0	$0	0.00%	14.5%
12/31/2022	1.48	0	0	0.50%	-14.8%	12/31/2022	1.54	0	0	0.25%	-14.6%	12/31/2022	1.60	0	0	0.00%	-14.3%
12/31/2021	1.73	0	0	0.50%	22.4%	12/31/2021	1.80	0	0	0.25%	22.7%	12/31/2021	1.87	0	0	0.00%	23.0%
12/31/2020	1.42	4	6	0.50%	8.6%	12/31/2020	1.47	0	0	0.25%	8.9%	12/31/2020	1.52	0	0	0.00%	9.1%
12/31/2019	1.30	3	4	0.50%	31.5%	12/31/2019	1.35	0	0	0.25%	31.8%	12/31/2019	1.39	115	160	0.00%	32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.1%
2021	0.2%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St Mid Cap Y Class - 06-759

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$236,489	$212,643	7,810
Receivables: investments sold	95
Payables: investments purchased	-
Net assets	$236,584

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$236,584	88,080	$2.69
Band 100	-	-	2.76
Band 75	-	-	2.84
Band 50	-	-	2.92
Band 25	-	-	3.00
Band 0	-	-	3.09
Total	$236,584	88,080

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,021)
Net investment income (loss)			(3,021)

Gain (loss) on investments:
Net realized gain (loss)			(3,887)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			35,746
Net gain (loss)			31,859

Increase (decrease) in net assets from operations			$28,838

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,021)	$(2,697)
Net realized gain (loss)		(3,887)	(17,457)
Realized gain distributions		-	7,619
Net change in unrealized appreciation (depreciation)		35,746	(40,520)

Increase (decrease) in net assets from operations		28,838	(53,055)

Contract owner transactions:
Proceeds from units sold		29,418	63,939
Cost of units redeemed		(63,341)	(94,959)
Account charges		(360)	(460)
Increase (decrease)		(34,283)	(31,480)
Net increase (decrease)		(5,445)	(84,535)
Net assets, beginning		242,029	326,564
Net assets, ending		$236,584	$242,029

Units sold		11,576	25,613
Units redeemed		(25,601)	(40,377)
Net increase (decrease)		(14,025)	(14,764)
Units outstanding, beginning		102,105	116,869
Units outstanding, ending		88,080	102,105

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,177,890
Cost of units redeemed/account charges			(7,966,582)
Net investment income (loss)			(87,883)
Net realized gain (loss)			(95,842)
Realized gain distributions			1,185,155
Net change in unrealized appreciation (depreciation)			23,846
Net assets			$236,584
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.69	88	$237	1.25%	13.3%	12/31/2023	$2.76	0	$0	1.00%	13.6%	12/31/2023	$2.84	0	$0	0.75%	13.9%
12/31/2022	2.37	102	242	1.25%	-15.2%	12/31/2022	2.43	0	0	1.00%	-15.0%	12/31/2022	2.49	0	0	0.75%	-14.7%
12/31/2021	2.79	117	327	1.25%	21.8%	12/31/2021	2.86	0	0	1.00%	22.1%	12/31/2021	2.92	0	0	0.75%	22.4%
12/31/2020	2.29	210	482	1.25%	8.1%	12/31/2020	2.34	0	0	1.00%	8.4%	12/31/2020	2.39	0	0	0.75%	8.6%
12/31/2019	2.12	218	463	1.25%	30.8%	12/31/2019	2.16	0	0	1.00%	31.2%	12/31/2019	2.20	0	0	0.75%	31.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.92	0	$0	0.50%	14.2%	12/31/2023	$3.00	0	$0	0.25%	14.4%	12/31/2023	$3.09	0	$0	0.00%	14.7%
12/31/2022	2.56	0	0	0.50%	-14.5%	12/31/2022	2.62	0	0	0.25%	-14.3%	12/31/2022	2.69	0	0	0.00%	-14.1%
12/31/2021	2.99	0	0	0.50%	22.7%	12/31/2021	3.06	0	0	0.25%	23.0%	12/31/2021	3.13	0	0	0.00%	23.3%
12/31/2020	2.44	0	0	0.50%	8.9%	12/31/2020	2.49	0	0	0.25%	9.2%	12/31/2020	2.54	0	0	0.00%	9.4%
12/31/2019	2.24	0	0	0.50%	31.8%	12/31/2019	2.28	0	0	0.25%	32.1%	12/31/2019	2.32	231	537	0.00%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.3%
2021	0.3%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St All Cap Y Class - 06-758 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.02
Band 100	-	-	3.10
Band 75	-	-	3.19
Band 50	-	-	3.28
Band 25	-	-	3.37
Band 0	-	-	3.46
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$102,348
Cost of units redeemed/account charges			(116,350)
Net investment income (loss)			(1,449)
Net realized gain (loss)			8,694
Realized gain distributions			6,757
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.02	0	$0	1.25%	24.7%	12/31/2023	$3.10	0	$0	1.00%	25.0%	12/31/2023	$3.19	0	$0	0.75%	25.3%
12/31/2022	2.42	0	0	1.25%	-20.5%	12/31/2022	2.48	0	0	1.00%	-20.3%	12/31/2022	2.54	0	0	0.75%	-20.1%
12/31/2021	3.04	0	0	1.25%	25.3%	12/31/2021	3.11	0	0	1.00%	25.6%	12/31/2021	3.18	0	0	0.75%	25.9%
12/31/2020	2.43	0	0	1.25%	18.5%	12/31/2020	2.48	0	0	1.00%	18.8%	12/31/2020	2.53	0	0	0.75%	19.1%
12/31/2019	2.05	0	0	1.25%	31.5%	12/31/2019	2.09	0	0	1.00%	31.9%	12/31/2019	2.12	0	0	0.75%	32.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.28	0	$0	0.50%	25.6%	12/31/2023	$3.37	0	$0	0.25%	25.9%	12/31/2023	$3.46	0	$0	0.00%	26.2%
12/31/2022	2.61	0	0	0.50%	-19.9%	12/31/2022	2.68	0	0	0.25%	-19.7%	12/31/2022	2.74	0	0	0.00%	-19.5%
12/31/2021	3.26	0	0	0.50%	26.3%	12/31/2021	3.33	0	0	0.25%	26.6%	12/31/2021	3.41	0	0	0.00%	26.9%
12/31/2020	2.58	0	0	0.50%	19.4%	12/31/2020	2.63	0	0	0.25%	19.7%	12/31/2020	2.69	0	0	0.00%	20.0%
12/31/2019	2.16	0	0	0.50%	32.5%	12/31/2019	2.20	0	0	0.25%	32.9%	12/31/2019	2.24	0	0	0.00%	33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Main St All Cap A Class - 06-766

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$241,619	$223,554	10,555
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$241,625

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$151,045	51,496	$2.93
Band 100	90,580	30,035	3.02
Band 75	-	-	3.10
Band 50	-	-	3.19
Band 25	-	-	3.28
Band 0	-	-	3.37
Total	$241,625	81,531

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$322
Mortality & expense charges			(2,492)
Net investment income (loss)			(2,170)

Gain (loss) on investments:
Net realized gain (loss)			(516)
Realized gain distributions			8,937
Net change in unrealized appreciation (depreciation)			40,995
Net gain (loss)			49,416

Increase (decrease) in net assets from operations			$47,246

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,170)	$(2,242)
Net realized gain (loss)		(516)	(7,529)
Realized gain distributions		8,937	10,125
Net change in unrealized appreciation (depreciation)		40,995	(55,469)

Increase (decrease) in net assets from operations		47,246	(55,115)

Contract owner transactions:
Proceeds from units sold		4,706	4,358
Cost of units redeemed		(1,779)	(77,240)
Account charges		(41)	(48)
Increase (decrease)		2,886	(72,930)
Net increase (decrease)		50,132	(128,045)
Net assets, beginning		191,493	319,538
Net assets, ending		$241,625	$191,493

Units sold		1,768	1,714
Units redeemed		(666)	(28,030)
Net increase (decrease)		1,102	(26,316)
Units outstanding, beginning		80,429	106,745
Units outstanding, ending		81,531	80,429

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,681,948
Cost of units redeemed/account charges			(1,830,853)
Net investment income (loss)			(28,249)
Net realized gain (loss)			26,113
Realized gain distributions			374,601
Net change in unrealized appreciation (depreciation)			18,065
Net assets			$241,625
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.93	51	$151	1.25%	24.4%	12/31/2023	$3.02	30	$91	1.00%	24.7%	12/31/2023	$3.10	0	$0	0.75%	25.0%
12/31/2022	2.36	50	119	1.25%	-20.7%	12/31/2022	2.42	30	73	1.00%	-20.5%	12/31/2022	2.48	0	0	0.75%	-20.3%
12/31/2021	2.97	77	228	1.25%	25.0%	12/31/2021	3.04	30	91	1.00%	25.3%	12/31/2021	3.11	0	0	0.75%	25.6%
12/31/2020	2.38	114	271	1.25%	18.3%	12/31/2020	2.43	30	73	1.00%	18.6%	12/31/2020	2.48	0	0	0.75%	18.9%
12/31/2019	2.01	384	772	1.25%	31.2%	12/31/2019	2.05	30	62	1.00%	31.5%	12/31/2019	2.08	0	0	0.75%	31.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.19	0	$0	0.50%	25.3%	12/31/2023	$3.28	0	$0	0.25%	25.6%	12/31/2023	$3.37	0	$0	0.00%	25.9%
12/31/2022	2.54	0	0	0.50%	-20.1%	12/31/2022	2.61	0	0	0.25%	-19.9%	12/31/2022	2.68	0	0	0.00%	-19.7%
12/31/2021	3.18	0	0	0.50%	25.9%	12/31/2021	3.26	0	0	0.25%	26.2%	12/31/2021	3.33	0	0	0.00%	26.5%
12/31/2020	2.53	0	0	0.50%	19.2%	12/31/2020	2.58	0	0	0.25%	19.5%	12/31/2020	2.63	0	0	0.00%	19.8%
12/31/2019	2.12	0	0	0.50%	32.2%	12/31/2019	2.16	0	0	0.25%	32.5%	12/31/2019	2.20	0	0	0.00%	32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.2%
2021	0.5%
2020	0.3%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate A Class - 06-078

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,136	$70,061	9,517
Receivables: investments sold	343
Payables: investments purchased	-
Net assets	$63,479

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$63,479	54,013	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.23
Band 50	-	-	1.26
Band 25	-	-	1.29
Band 0	-	-	1.32
Total	$63,479	54,013

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,673
Mortality & expense charges			(820)
Net investment income (loss)			4,853

Gain (loss) on investments:
Net realized gain (loss)			(595)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,993
Net gain (loss)			1,398

Increase (decrease) in net assets from operations			$6,251

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,853	$3,863
Net realized gain (loss)		(595)	(47)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,993	(4,646)

Increase (decrease) in net assets from operations		6,251	(830)

Contract owner transactions:
Proceeds from units sold		8,414	9,721
Cost of units redeemed		(13,238)	(3,610)
Account charges		(13)	(11)
Increase (decrease)		(4,837)	6,100
Net increase (decrease)		1,414	5,270
Net assets, beginning		62,065	56,795
Net assets, ending		$63,479	$62,065

Units sold		7,514	9,111
Units redeemed		(11,557)	(3,402)
Net increase (decrease)		(4,043)	5,709
Units outstanding, beginning		58,056	52,347
Units outstanding, ending		54,013	58,056

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$204,012
Cost of units redeemed/account charges			(152,209)
Net investment income (loss)			20,699
Net realized gain (loss)			(2,098)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,925)
Net assets			$63,479
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	54	$63	1.25%	9.9%	12/31/2023	$1.20	0	$0	1.00%	10.2%	12/31/2023	$1.23	0	$0	0.75%	10.5%
12/31/2022	1.07	58	62	1.25%	-1.5%	12/31/2022	1.09	0	0	1.00%	-1.2%	12/31/2022	1.12	0	0	0.75%	-1.0%
12/31/2021	1.08	52	57	1.25%	7.2%	12/31/2021	1.11	0	0	1.00%	7.5%	12/31/2021	1.13	0	0	0.75%	7.8%
12/31/2020	1.01	60	61	1.25%	-5.5%	12/31/2020	1.03	0	0	1.00%	-5.3%	12/31/2020	1.05	0	0	0.75%	-5.1%
12/31/2019	1.07	52	56	1.25%	1.1%	12/31/2019	1.09	0	0	1.00%	1.3%	12/31/2019	1.10	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	10.8%	12/31/2023	$1.29	0	$0	0.25%	11.0%	12/31/2023	$1.32	0	$0	0.00%	11.3%
12/31/2022	1.14	0	0	0.50%	-0.7%	12/31/2022	1.16	0	0	0.25%	-0.5%	12/31/2022	1.19	0	0	0.00%	-0.2%
12/31/2021	1.15	0	0	0.50%	8.0%	12/31/2021	1.17	0	0	0.25%	8.3%	12/31/2021	1.19	0	0	0.00%	8.6%
12/31/2020	1.06	0	0	0.50%	-4.8%	12/31/2020	1.08	0	0	0.25%	-4.6%	12/31/2020	1.10	0	0	0.00%	-4.3%
12/31/2019	1.12	0	0	0.50%	1.9%	12/31/2019	1.13	0	0	0.25%	2.1%	12/31/2019	1.15	0	0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	9.0%
2022	7.7%
2021	4.6%
2020	4.5%
2019	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate Y Class - 06-062 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.23
Band 75	-	-	1.26
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$408,096
Cost of units redeemed/account charges			(417,151)
Net investment income (loss)			9,694
Net realized gain (loss)			(639)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	1.25%	10.2%	12/31/2023	$1.23	0	$0	1.00%	10.5%	12/31/2023	$1.26	0	$0	0.75%	10.8%
12/31/2022	1.09	0	0	1.25%	-1.2%	12/31/2022	1.12	0	0	1.00%	-1.0%	12/31/2022	1.14	0	0	0.75%	-0.8%
12/31/2021	1.11	0	0	1.25%	7.7%	12/31/2021	1.13	0	0	1.00%	7.9%	12/31/2021	1.15	0	0	0.75%	8.2%
12/31/2020	1.03	22	23	1.25%	-5.3%	12/31/2020	1.04	0	0	1.00%	-5.1%	12/31/2020	1.06	0	0	0.75%	-4.8%
12/31/2019	1.08	18	20	1.25%	1.3%	12/31/2019	1.10	0	0	1.00%	1.6%	12/31/2019	1.11	0	0	0.75%	1.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	11.0%	12/31/2023	$1.32	0	$0	0.25%	11.3%	12/31/2023	$1.36	0	$0	0.00%	11.6%
12/31/2022	1.16	0	0	0.50%	-0.5%	12/31/2022	1.19	0	0	0.25%	-0.3%	12/31/2022	1.21	0	0	0.00%	0.0%
12/31/2021	1.17	0	0	0.50%	8.5%	12/31/2021	1.19	0	0	0.25%	8.8%	12/31/2021	1.21	0	0	0.00%	9.0%
12/31/2020	1.08	0	0	0.50%	-4.6%	12/31/2020	1.10	0	0	0.25%	-4.4%	12/31/2020	1.11	0	0	0.00%	-4.1%
12/31/2019	1.13	0	0	0.50%	2.1%	12/31/2019	1.15	0	0	0.25%	2.4%	12/31/2019	1.16	0	0	0.00%	2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.9%
2020	4.6%
2019	4.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Sel A Class - 06-317

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,966	$65,814	2,052
Receivables: investments sold	482
Payables: investments purchased	-
Net assets	$66,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$66,448	27,640	$2.40
Band 100	-	-	2.50
Band 75	-	-	2.61
Band 50	-	-	2.71
Band 25	-	-	2.82
Band 0	-	-	2.94
Total	$66,448	27,640

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$944
Mortality & expense charges			(745)
Net investment income (loss)			199

Gain (loss) on investments:
Net realized gain (loss)			(252)
Realized gain distributions			2,263
Net change in unrealized appreciation (depreciation)			4,003
Net gain (loss)			6,014

Increase (decrease) in net assets from operations			$6,213

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$199	$22
Net realized gain (loss)		(252)	(536)
Realized gain distributions		2,263	7,571
Net change in unrealized appreciation (depreciation)		4,003	(11,493)

Increase (decrease) in net assets from operations		6,213	(4,436)

Contract owner transactions:
Proceeds from units sold		6,070	8,300
Cost of units redeemed		(901)	(78,261)
Account charges		(326)	(322)
Increase (decrease)		4,843	(70,283)
Net increase (decrease)		11,056	(74,719)
Net assets, beginning		55,392	130,111
Net assets, ending		$66,448	$55,392

Units sold		2,681	3,976
Units redeemed		(548)	(39,615)
Net increase (decrease)		2,133	(35,639)
Units outstanding, beginning		25,507	61,146
Units outstanding, ending		27,640	25,507

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,166,178
Cost of units redeemed/account charges			(1,303,945)
Net investment income (loss)			7,169
Net realized gain (loss)			129,783
Realized gain distributions			67,111
Net change in unrealized appreciation (depreciation)			152
Net assets			$66,448
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.40	28	$66	1.25%	10.7%	12/31/2023	$2.50	0	$0	1.00%	11.0%	12/31/2023	$2.61	0	$0	0.75%	11.3%
12/31/2022	2.17	26	55	1.25%	2.1%	12/31/2022	2.26	0	0	1.00%	2.3%	12/31/2022	2.34	0	0	0.75%	2.6%
12/31/2021	2.13	61	130	1.25%	28.5%	12/31/2021	2.20	0	0	1.00%	28.8%	12/31/2021	2.28	0	0	0.75%	29.1%
12/31/2020	1.66	91	151	1.25%	-1.6%	12/31/2020	1.71	0	0	1.00%	-1.3%	12/31/2020	1.77	0	0	0.75%	-1.1%
12/31/2019	1.68	85	144	1.25%	25.9%	12/31/2019	1.73	0	0	1.00%	26.2%	12/31/2019	1.79	0	0	0.75%	26.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.71	0	$0	0.50%	11.5%	12/31/2023	$2.82	0	$0	0.25%	11.8%	12/31/2023	$2.94	0	$0	0.00%	12.1%
12/31/2022	2.43	0	0	0.50%	2.8%	12/31/2022	2.53	0	0	0.25%	3.1%	12/31/2022	2.62	0	0	0.00%	3.3%
12/31/2021	2.37	0	0	0.50%	29.5%	12/31/2021	2.45	0	0	0.25%	29.8%	12/31/2021	2.54	0	0	0.00%	30.1%
12/31/2020	1.83	0	0	0.50%	-0.8%	12/31/2020	1.89	0	0	0.25%	-0.6%	12/31/2020	1.95	0	0	0.00%	-0.3%
12/31/2019	1.84	0	0	0.50%	26.9%	12/31/2019	1.90	0	0	0.25%	27.2%	12/31/2019	1.96	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.3%
2021	1.1%
2020	2.3%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Comstock Sel Y Class - 06-762 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.92
Band 100	-	-	3.00
Band 75	-	-	3.09
Band 50	-	-	3.17
Band 25	-	-	3.26
Band 0	-	-	3.35
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$125,809
Cost of units redeemed/account charges			(122,745)
Net investment income (loss)			1,299
Net realized gain (loss)			(22,225)
Realized gain distributions			17,862
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.92	0	$0	1.25%	10.9%	12/31/2023	$3.00	0	$0	1.00%	11.2%	12/31/2023	$3.09	0	$0	0.75%	11.5%
12/31/2022	2.63	0	0	1.25%	2.3%	12/31/2022	2.70	0	0	1.00%	2.6%	12/31/2022	2.77	0	0	0.75%	2.8%
12/31/2021	2.57	0	0	1.25%	28.8%	12/31/2021	2.63	0	0	1.00%	29.2%	12/31/2021	2.69	0	0	0.75%	29.5%
12/31/2020	2.00	0	0	1.25%	-1.3%	12/31/2020	2.04	0	0	1.00%	-1.1%	12/31/2020	2.08	0	0	0.75%	-0.8%
12/31/2019	2.02	30	61	1.25%	26.2%	12/31/2019	2.06	0	0	1.00%	26.5%	12/31/2019	2.10	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.17	0	$0	0.50%	11.8%	12/31/2023	$3.26	0	$0	0.25%	12.0%	12/31/2023	$3.35	0	$0	0.00%	12.3%
12/31/2022	2.84	0	0	0.50%	3.1%	12/31/2022	2.91	0	0	0.25%	3.3%	12/31/2022	2.99	0	0	0.00%	3.6%
12/31/2021	2.75	0	0	0.50%	29.8%	12/31/2021	2.82	0	0	0.25%	30.1%	12/31/2021	2.88	0	0	0.00%	30.4%
12/31/2020	2.12	0	0	0.50%	-0.6%	12/31/2020	2.17	0	0	0.25%	-0.3%	12/31/2020	2.21	0	0	0.00%	-0.1%
12/31/2019	2.13	0	0	0.50%	27.1%	12/31/2019	2.17	0	0	0.25%	27.5%	12/31/2019	2.21	0	0	0.00%	27.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.6%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Prt Active Alloc Y Class - 06-893 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.65
Band 0	-	-	1.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$347,915
Cost of units redeemed/account charges			(383,454)
Net investment income (loss)			3,911
Net realized gain (loss)			15,174
Realized gain distributions			16,454
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	1.25%	12.5%	12/31/2023	$1.54	0	$0	1.00%	12.7%	12/31/2023	$1.58	0	$0	0.75%	13.0%
12/31/2022	1.34	0	0	1.25%	-20.2%	12/31/2022	1.37	0	0	1.00%	-20.0%	12/31/2022	1.40	0	0	0.75%	-19.8%
12/31/2021	1.68	0	0	1.25%	12.8%	12/31/2021	1.71	0	0	1.00%	13.1%	12/31/2021	1.74	0	0	0.75%	13.4%
12/31/2020	1.49	39	59	1.25%	11.8%	12/31/2020	1.51	0	0	1.00%	12.1%	12/31/2020	1.54	0	0	0.75%	12.4%
12/31/2019	1.33	150	200	1.25%	22.1%	12/31/2019	1.35	0	0	1.00%	22.4%	12/31/2019	1.37	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	13.3%	12/31/2023	$1.65	0	$0	0.25%	13.6%	12/31/2023	$1.69	0	$0	0.00%	13.9%
12/31/2022	1.43	0	0	0.50%	-19.6%	12/31/2022	1.45	0	0	0.25%	-19.4%	12/31/2022	1.48	0	0	0.00%	-19.2%
12/31/2021	1.77	0	0	0.50%	13.7%	12/31/2021	1.80	0	0	0.25%	14.0%	12/31/2021	1.83	0	0	0.00%	14.2%
12/31/2020	1.56	0	0	0.50%	12.7%	12/31/2020	1.58	0	0	0.25%	12.9%	12/31/2020	1.61	0	0	0.00%	13.2%
12/31/2019	1.38	0	0	0.50%	23.0%	12/31/2019	1.40	0	0	0.25%	23.3%	12/31/2019	1.42	0	0	0.00%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.5%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Bond Y Class - 06-894

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,199	$177,525	27,475
Receivables: investments sold	134
Payables: investments purchased	-
Net assets	$156,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$156,333	152,077	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.15
Total	$156,333	152,077

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,408
Mortality & expense charges			(1,774)
Net investment income (loss)			4,634

Gain (loss) on investments:
Net realized gain (loss)			(2,330)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,551
Net gain (loss)			2,221

Increase (decrease) in net assets from operations			$6,855

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,634	$2,668
Net realized gain (loss)		(2,330)	(982)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,551	(25,945)

Increase (decrease) in net assets from operations		6,855	(24,259)

Contract owner transactions:
Proceeds from units sold		23,385	13,725
Cost of units redeemed		(15,399)	(7,797)
Account charges		(22)	(22)
Increase (decrease)		7,964	5,906
Net increase (decrease)		14,819	(18,353)
Net assets, beginning		141,514	159,867
Net assets, ending		$156,333	$141,514

Units sold		23,672	13,215
Units redeemed		(15,256)	(7,531)
Net increase (decrease)		8,416	5,684
Units outstanding, beginning		143,661	137,977
Units outstanding, ending		152,077	143,661

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,131,493
Cost of units redeemed/account charges			(4,031,033)
Net investment income (loss)			74,906
Net realized gain (loss)			(28,307)
Realized gain distributions			30,600
Net change in unrealized appreciation (depreciation)			(21,326)
Net assets			$156,333
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	152	$156	1.25%	4.4%	12/31/2023	$1.05	0	$0	1.00%	4.6%	12/31/2023	$1.08	0	$0	0.75%	4.9%
12/31/2022	0.99	144	142	1.25%	-15.0%	12/31/2022	1.00	0	0	1.00%	-14.8%	12/31/2022	1.03	0	0	0.75%	-14.6%
12/31/2021	1.16	138	160	1.25%	-2.4%	12/31/2021	1.18	0	0	1.00%	-2.2%	12/31/2021	1.20	0	0	0.75%	-1.9%
12/31/2020	1.19	407	483	1.25%	8.1%	12/31/2020	1.21	0	0	1.00%	8.4%	12/31/2020	1.22	0	0	0.75%	8.7%
12/31/2019	1.10	443	487	1.25%	8.6%	12/31/2019	1.11	0	0	1.00%	8.8%	12/31/2019	1.13	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	5.1%	12/31/2023	$1.12	0	$0	0.25%	5.4%	12/31/2023	$1.15	0	$0	0.00%	5.7%
12/31/2022	1.05	0	0	0.50%	-14.3%	12/31/2022	1.07	0	0	0.25%	-14.1%	12/31/2022	1.09	0	0	0.00%	-13.9%
12/31/2021	1.22	0	0	0.50%	-1.7%	12/31/2021	1.24	0	0	0.25%	-1.4%	12/31/2021	1.26	0	0	0.00%	-1.2%
12/31/2020	1.24	0	0	0.50%	9.0%	12/31/2020	1.26	0	0	0.25%	9.2%	12/31/2020	1.28	0	0	0.00%	9.5%
12/31/2019	1.14	0	0	0.50%	9.4%	12/31/2019	1.15	0	0	0.25%	9.7%	12/31/2019	1.17	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	3.0%
2021	1.2%
2020	2.2%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Prt Active Alloc A Class - 06-924

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,689	$5,034	358
Receivables: investments sold	2
Payables: investments purchased	-
Net assets	$4,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,691	3,177	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.58
Band 25	-	-	1.61
Band 0	-	-	1.65
Total	$4,691	3,177

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$79
Mortality & expense charges			(57)
Net investment income (loss)			22

Gain (loss) on investments:
Net realized gain (loss)			(62)
Realized gain distributions			63
Net change in unrealized appreciation (depreciation)			482
Net gain (loss)			483

Increase (decrease) in net assets from operations			$505

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22	$11
Net realized gain (loss)		(62)	(6)
Realized gain distributions		63	138
Net change in unrealized appreciation (depreciation)		482	(975)

Increase (decrease) in net assets from operations		505	(832)

Contract owner transactions:
Proceeds from units sold		26	2,535
Cost of units redeemed		(298)	(22)
Account charges		(2)	(5)
Increase (decrease)		(274)	2,508
Net increase (decrease)		231	1,676
Net assets, beginning		4,460	2,784
Net assets, ending		$4,691	$4,460

Units sold		19	1,720
Units redeemed		(228)	(18)
Net increase (decrease)		(209)	1,702
Units outstanding, beginning		3,386	1,684
Units outstanding, ending		3,177	3,386

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,358,919
Cost of units redeemed/account charges			(1,628,191)
Net investment income (loss)			10,441
Net realized gain (loss)			263,184
Realized gain distributions			683
Net change in unrealized appreciation (depreciation)			(345)
Net assets			$4,691
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	3	$5	1.25%	12.1%	12/31/2023	$1.51	0	$0	1.00%	12.4%	12/31/2023	$1.54	0	$0	0.75%	12.7%
12/31/2022	1.32	3	4	1.25%	-20.3%	12/31/2022	1.34	0	0	1.00%	-20.1%	12/31/2022	1.37	0	0	0.75%	-19.9%
12/31/2021	1.65	2	3	1.25%	12.5%	12/31/2021	1.68	0	0	1.00%	12.8%	12/31/2021	1.71	0	0	0.75%	13.1%
12/31/2020	1.47	2	2	1.25%	11.6%	12/31/2020	1.49	0	0	1.00%	11.9%	12/31/2020	1.51	0	0	0.75%	12.2%
12/31/2019	1.32	1	1	1.25%	21.7%	12/31/2019	1.33	0	0	1.00%	22.1%	12/31/2019	1.35	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.58	0	$0	0.50%	13.0%	12/31/2023	$1.61	0	$0	0.25%	13.2%	12/31/2023	$1.65	0	$0	0.00%	13.5%
12/31/2022	1.40	0	0	0.50%	-19.7%	12/31/2022	1.43	0	0	0.25%	-19.5%	12/31/2022	1.45	0	0	0.00%	-19.3%
12/31/2021	1.74	0	0	0.50%	13.3%	12/31/2021	1.77	0	0	0.25%	13.6%	12/31/2021	1.80	0	0	0.00%	13.9%
12/31/2020	1.54	0	0	0.50%	12.5%	12/31/2020	1.56	0	0	0.25%	12.8%	12/31/2020	1.58	0	0	0.00%	13.0%
12/31/2019	1.37	0	0	0.50%	22.7%	12/31/2019	1.38	0	0	0.25%	23.0%	12/31/2019	1.40	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.7%
2021	2.1%
2020	0.9%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Core Bond A Class - 06-926

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,460,100	$1,665,783	256,749
Receivables: investments sold	8,505
Payables: investments purchased	-
Net assets	$1,468,605

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,468,605	1,468,354	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.05
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.12
Total	$1,468,605	1,468,354

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$56,770
Mortality & expense charges			(16,683)
Net investment income (loss)			40,087

Gain (loss) on investments:
Net realized gain (loss)			(14,584)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			26,883
Net gain (loss)			12,299

Increase (decrease) in net assets from operations			$52,386

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$40,087	$21,255
Net realized gain (loss)		(14,584)	(40,701)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		26,883	(209,439)

Increase (decrease) in net assets from operations		52,386	(228,885)

Contract owner transactions:
Proceeds from units sold		172,628	256,588
Cost of units redeemed		(54,149)	(280,183)
Account charges		(171)	(540)
Increase (decrease)		118,308	(24,135)
Net increase (decrease)		170,694	(253,020)
Net assets, beginning		1,297,911	1,550,931
Net assets, ending		$1,468,605	$1,297,911

Units sold		176,177	257,876
Units redeemed		(56,233)	(277,072)
Net increase (decrease)		119,944	(19,196)
Units outstanding, beginning		1,348,410	1,367,606
Units outstanding, ending		1,468,354	1,348,410

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,813,158
Cost of units redeemed/account charges			(2,309,446)
Net investment income (loss)			145,788
Net realized gain (loss)			(54,855)
Realized gain distributions			79,643
Net change in unrealized appreciation (depreciation)			(205,683)
Net assets			$1,468,605
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	1,468	$1,469	1.25%	3.9%	12/31/2023	$1.02	0	$0	1.00%	4.2%	12/31/2023	$1.05	0	$0	0.75%	4.4%
12/31/2022	0.96	1,348	1,298	1.25%	-15.1%	12/31/2022	0.98	0	0	1.00%	-14.9%	12/31/2022	1.00	0	0	0.75%	-14.7%
12/31/2021	1.13	1,368	1,551	1.25%	-2.8%	12/31/2021	1.15	0	0	1.00%	-2.6%	12/31/2021	1.17	0	0	0.75%	-2.3%
12/31/2020	1.17	1,514	1,767	1.25%	7.9%	12/31/2020	1.18	0	0	1.00%	8.2%	12/31/2020	1.20	0	0	0.75%	8.5%
12/31/2019	1.08	1,231	1,331	1.25%	8.2%	12/31/2019	1.09	0	0	1.00%	8.5%	12/31/2019	1.11	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	4.7%	12/31/2023	$1.09	0	$0	0.25%	5.0%	12/31/2023	$1.12	0	$0	0.00%	5.2%
12/31/2022	1.02	0	0	0.50%	-14.5%	12/31/2022	1.04	0	0	0.25%	-14.3%	12/31/2022	1.06	0	0	0.00%	-14.1%
12/31/2021	1.19	0	0	0.50%	-2.1%	12/31/2021	1.22	0	0	0.25%	-1.8%	12/31/2021	1.24	0	0	0.00%	-1.6%
12/31/2020	1.22	0	0	0.50%	8.7%	12/31/2020	1.24	0	0	0.25%	9.0%	12/31/2020	1.26	0	0	0.00%	9.3%
12/31/2019	1.12	0	0	0.50%	9.0%	12/31/2019	1.14	0	0	0.25%	9.3%	12/31/2019	1.15	0	0	0.00%	9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	2.7%
2021	1.7%
2020	1.7%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts R6 Class - 06-DDD

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,755,362	$7,170,591	175,969
Receivables: investments sold	31,779
Payables: investments purchased	-
Net assets	$6,787,141

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,068,197	4,107,605	$1.23
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	1,718,944	1,275,485	1.35
Total	$6,787,141	5,383,090

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$63,833
Mortality & expense charges			(63,102)
Net investment income (loss)			731

Gain (loss) on investments:
Net realized gain (loss)			(362,531)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,032,201
Net gain (loss)			669,670

Increase (decrease) in net assets from operations			$670,401

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$731	$11,574
Net realized gain (loss)		(362,531)	(425,434)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,032,201	(1,892,577)

Increase (decrease) in net assets from operations		670,401	(2,306,437)

Contract owner transactions:
Proceeds from units sold		1,305,505	1,209,403
Cost of units redeemed		(1,699,400)	(1,247,214)
Account charges		(5,034)	(5,104)
Increase (decrease)		(398,929)	(42,915)
Net increase (decrease)		271,472	(2,349,352)
Net assets, beginning		6,515,669	8,865,021
Net assets, ending		$6,787,141	$6,515,669

Units sold		1,075,151	1,007,233
Units redeemed		(1,405,120)	(1,064,609)
Net increase (decrease)		(329,969)	(57,376)
Units outstanding, beginning		5,713,059	5,770,435
Units outstanding, ending		5,383,090	5,713,059

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,274,451
Cost of units redeemed/account charges			(10,782,558)
Net investment income (loss)			(849)
Net realized gain (loss)			158,801
Realized gain distributions			552,525
Net change in unrealized appreciation (depreciation)			(415,229)
Net assets			$6,787,141
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	4,108	$5,068	1.25%	10.2%	12/31/2023	$1.26	0	$0	1.00%	10.4%	12/31/2023	$1.28	0	$0	0.75%	10.7%
12/31/2022	1.12	4,388	4,915	1.25%	-25.8%	12/31/2022	1.14	0	0	1.00%	-25.6%	12/31/2022	1.15	0	0	0.75%	-25.4%
12/31/2021	1.51	4,181	6,310	1.25%	-8.3%	12/31/2021	1.53	0	0	1.00%	-8.1%	12/31/2021	1.55	0	0	0.75%	-7.8%
12/31/2020	1.65	3,630	5,974	1.25%	16.2%	12/31/2020	1.66	0	0	1.00%	16.5%	12/31/2020	1.68	0	0	0.75%	16.8%
12/31/2019	1.42	3,469	4,913	1.25%	23.0%	12/31/2019	1.43	0	0	1.00%	23.3%	12/31/2019	1.44	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	11.0%	12/31/2023	$1.32	0	$0	0.25%	11.3%	12/31/2023	$1.35	1,275	$1,719	0.00%	11.5%
12/31/2022	1.17	0	0	0.50%	-25.2%	12/31/2022	1.19	0	0	0.25%	-25.0%	12/31/2022	1.21	1,325	1,601	0.00%	-24.8%
12/31/2021	1.57	0	0	0.50%	-7.6%	12/31/2021	1.59	0	0	0.25%	-7.4%	12/31/2021	1.61	1,589	2,555	0.00%	-7.1%
12/31/2020	1.70	0	0	0.50%	17.1%	12/31/2020	1.71	0	0	0.25%	17.4%	12/31/2020	1.73	1,692	2,929	0.00%	17.7%
12/31/2019	1.45	0	0	0.50%	23.9%	12/31/2019	1.46	0	0	0.25%	24.2%	12/31/2019	1.47	1,883	2,771	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.0%
2021	0.5%
2020	0.4%
2019	0.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl SmMid Co R6 Class - 06-FCC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$271,923	$271,377	6,390
Receivables: investments sold	1,471
Payables: investments purchased	-
Net assets	$273,394

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$273,394	168,925	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.71
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$273,394	168,925

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,253
Mortality & expense charges			(2,585)
Net investment income (loss)			668

Gain (loss) on investments:
Net realized gain (loss)			(1,462)
Realized gain distributions			4,016
Net change in unrealized appreciation (depreciation)			16,638
Net gain (loss)			19,192

Increase (decrease) in net assets from operations			$19,860

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$668	$(532)
Net realized gain (loss)		(1,462)	652
Realized gain distributions		4,016	185
Net change in unrealized appreciation (depreciation)		16,638	(26,780)

Increase (decrease) in net assets from operations		19,860	(26,475)

Contract owner transactions:
Proceeds from units sold		190,709	11,039
Cost of units redeemed		(3,316)	(1,254)
Account charges		(13)	-
Increase (decrease)		187,380	9,785
Net increase (decrease)		207,240	(16,690)
Net assets, beginning		66,154	82,844
Net assets, ending		$273,394	$66,154

Units sold		125,587	7,502
Units redeemed		(2,171)	(862)
Net increase (decrease)		123,416	6,640
Units outstanding, beginning		45,509	38,869
Units outstanding, ending		168,925	45,509

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$266,705
Cost of units redeemed/account charges			(15,542)
Net investment income (loss)			(1,329)
Net realized gain (loss)			(611)
Realized gain distributions			23,625
Net change in unrealized appreciation (depreciation)			546
Net assets			$273,394
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	169	$273	1.25%	11.3%	12/31/2023	$1.65	0	$0	1.00%	11.6%	12/31/2023	$1.68	0	$0	0.75%	11.9%
12/31/2022	1.45	46	66	1.25%	-31.8%	12/31/2022	1.48	0	0	1.00%	-31.6%	12/31/2022	1.50	0	0	0.75%	-31.5%
12/31/2021	2.13	39	83	1.25%	12.8%	12/31/2021	2.16	0	0	1.00%	13.1%	12/31/2021	2.19	0	0	0.75%	13.4%
12/31/2020	1.89	38	71	1.25%	23.7%	12/31/2020	1.91	0	0	1.00%	24.0%	12/31/2020	1.93	0	0	0.75%	24.3%
12/31/2019	1.53	33	51	1.25%	23.7%	12/31/2019	1.54	0	0	1.00%	24.0%	12/31/2019	1.55	0	0	0.75%	24.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	0	$0	0.50%	12.2%	12/31/2023	$1.74	0	$0	0.25%	12.5%	12/31/2023	$1.77	0	$0	0.00%	12.7%
12/31/2022	1.52	0	0	0.50%	-31.3%	12/31/2022	1.54	0	0	0.25%	-31.1%	12/31/2022	1.57	0	0	0.00%	-30.9%
12/31/2021	2.21	0	0	0.50%	13.7%	12/31/2021	2.24	0	0	0.25%	14.0%	12/31/2021	2.27	0	0	0.00%	14.3%
12/31/2020	1.95	0	0	0.50%	24.6%	12/31/2020	1.97	0	0	0.25%	24.9%	12/31/2020	1.99	0	0	0.00%	25.2%
12/31/2019	1.56	0	0	0.50%	24.7%	12/31/2019	1.57	0	0	0.25%	25.0%	12/31/2019	1.59	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	0.4%
2021	0.4%
2020	0.0%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Growth R6 Class - 06-FNC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,447	$119,142	2,821
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$100,448

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,448	67,642	$1.48
Band 100	-	-	1.51
Band 75	-	-	1.54
Band 50	-	-	1.57
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$100,448	67,642

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,005
Mortality & expense charges			(1,084)
Net investment income (loss)			(79)

Gain (loss) on investments:
Net realized gain (loss)			(681)
Realized gain distributions			9,729
Net change in unrealized appreciation (depreciation)			6,506
Net gain (loss)			15,554

Increase (decrease) in net assets from operations			$15,475

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(79)	$(685)
Net realized gain (loss)		(681)	(263)
Realized gain distributions		9,729	-
Net change in unrealized appreciation (depreciation)		6,506	(22,814)

Increase (decrease) in net assets from operations		15,475	(23,762)

Contract owner transactions:
Proceeds from units sold		14,457	12,651
Cost of units redeemed		(2,571)	(36)
Account charges		(283)	(205)
Increase (decrease)		11,603	12,410
Net increase (decrease)		27,078	(11,352)
Net assets, beginning		73,370	84,722
Net assets, ending		$100,448	$73,370

Units sold		10,731	10,104
Units redeemed		(2,230)	(195)
Net increase (decrease)		8,501	9,909
Units outstanding, beginning		59,141	49,232
Units outstanding, ending		67,642	59,141

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,907,616
Cost of units redeemed/account charges			(10,369,408)
Net investment income (loss)			(19,241)
Net realized gain (loss)			436,935
Realized gain distributions			163,241
Net change in unrealized appreciation (depreciation)			(18,695)
Net assets			$100,448
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	68	$100	1.25%	19.7%	12/31/2023	$1.51	0	$0	1.00%	20.0%	12/31/2023	$1.54	0	$0	0.75%	20.3%
12/31/2022	1.24	59	73	1.25%	-27.9%	12/31/2022	1.26	0	0	1.00%	-27.7%	12/31/2022	1.28	0	0	0.75%	-27.5%
12/31/2021	1.72	49	85	1.25%	9.6%	12/31/2021	1.74	0	0	1.00%	9.9%	12/31/2021	1.77	0	0	0.75%	10.2%
12/31/2020	1.57	707	1,110	1.25%	20.9%	12/31/2020	1.59	0	0	1.00%	21.2%	12/31/2020	1.60	0	0	0.75%	21.5%
12/31/2019	1.30	2,150	2,792	1.25%	27.6%	12/31/2019	1.31	0	0	1.00%	27.9%	12/31/2019	1.32	0	0	0.75%	28.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	0	$0	0.50%	20.6%	12/31/2023	$1.59	0	$0	0.25%	20.9%	12/31/2023	$1.62	0	$0	0.00%	21.2%
12/31/2022	1.30	0	0	0.50%	-27.4%	12/31/2022	1.32	0	0	0.25%	-27.2%	12/31/2022	1.34	0	0	0.00%	-27.0%
12/31/2021	1.79	0	0	0.50%	10.4%	12/31/2021	1.81	0	0	0.25%	10.7%	12/31/2021	1.83	0	0	0.00%	11.0%
12/31/2020	1.62	0	0	0.50%	21.8%	12/31/2020	1.64	0	0	0.25%	22.1%	12/31/2020	1.65	0	0	0.00%	22.4%
12/31/2019	1.33	0	0	0.50%	28.5%	12/31/2019	1.34	0	0	0.25%	28.8%	12/31/2019	1.35	0	0	0.00%	29.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.2%
2021	0.1%
2020	0.1%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global R6 Class - 06-FYV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$254,982	$248,418	2,772
Receivables: investments sold	-
Payables: investments purchased	(61)
Net assets	$254,921

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$254,921	157,743	$1.62
Band 100	-	-	1.64
Band 75	-	-	1.67
Band 50	-	-	1.70
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$254,921	157,743

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,068)
Net investment income (loss)			(4,068)

Gain (loss) on investments:
Net realized gain (loss)			(91,665)
Realized gain distributions			24,061
Net change in unrealized appreciation (depreciation)			171,970
Net gain (loss)			104,366

Increase (decrease) in net assets from operations			$100,298

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,068)	$(5,638)
Net realized gain (loss)		(91,665)	(9,440)
Realized gain distributions		24,061	53,431
Net change in unrealized appreciation (depreciation)		171,970	(229,665)

Increase (decrease) in net assets from operations		100,298	(191,312)

Contract owner transactions:
Proceeds from units sold		30,953	239,596
Cost of units redeemed		(310,937)	(129,920)
Account charges		(1,321)	(784)
Increase (decrease)		(281,305)	108,892
Net increase (decrease)		(181,007)	(82,420)
Net assets, beginning		435,928	518,348
Net assets, ending		$254,921	$435,928

Units sold		22,392	162,679
Units redeemed		(222,928)	(90,937)
Net increase (decrease)		(200,536)	71,742
Units outstanding, beginning		358,279	286,537
Units outstanding, ending		157,743	358,279

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,096,160
Cost of units redeemed/account charges			(860,411)
Net investment income (loss)			(16,896)
Net realized gain (loss)			(95,168)
Realized gain distributions			124,672
Net change in unrealized appreciation (depreciation)			6,564
Net assets			$254,921
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	158	$255	1.25%	32.8%	12/31/2023	$1.64	0	$0	1.00%	33.2%	12/31/2023	$1.67	0	$0	0.75%	33.5%
12/31/2022	1.22	358	436	1.25%	-32.7%	12/31/2022	1.23	0	0	1.00%	-32.6%	12/31/2022	1.25	0	0	0.75%	-32.4%
12/31/2021	1.81	287	518	1.25%	14.3%	12/31/2021	1.83	0	0	1.00%	14.6%	12/31/2021	1.85	0	0	0.75%	14.9%
12/31/2020	1.58	84	132	1.25%	26.5%	12/31/2020	1.60	0	0	1.00%	26.8%	12/31/2020	1.61	0	0	0.75%	27.1%
12/31/2019	1.25	80	100	1.25%	30.5%	12/31/2019	1.26	0	0	1.00%	30.8%	12/31/2019	1.27	0	0	0.75%	31.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	0	$0	0.50%	33.8%	12/31/2023	$1.72	0	$0	0.25%	34.1%	12/31/2023	$1.75	0	$0	0.00%	34.5%
12/31/2022	1.27	0	0	0.50%	-32.2%	12/31/2022	1.29	0	0	0.25%	-32.1%	12/31/2022	1.30	0	0	0.00%	-31.9%
12/31/2021	1.87	0	0	0.50%	15.2%	12/31/2021	1.89	0	0	0.25%	15.5%	12/31/2021	1.91	0	0	0.00%	15.8%
12/31/2020	1.62	0	0	0.50%	27.5%	12/31/2020	1.64	0	0	0.25%	27.8%	12/31/2020	1.65	0	0	0.00%	28.1%
12/31/2019	1.27	0	0	0.50%	31.4%	12/31/2019	1.28	0	0	0.25%	31.8%	12/31/2019	1.29	0	0	0.00%	32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global Opps R6 Class - 06-FYW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$357,863	$441,371	6,980
Receivables: investments sold	13,795
Payables: investments purchased	-
Net assets	$371,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$371,658	329,063	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$371,658	329,063

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,960)
Net investment income (loss)			(3,960)

Gain (loss) on investments:
Net realized gain (loss)			(24,773)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			74,792
Net gain (loss)			50,019

Increase (decrease) in net assets from operations			$46,059

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,960)	$(3,611)
Net realized gain (loss)		(24,773)	(26,715)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		74,792	(141,013)

Increase (decrease) in net assets from operations		46,059	(171,339)

Contract owner transactions:
Proceeds from units sold		125,890	87,462
Cost of units redeemed		(53,130)	(32,863)
Account charges		(33)	(97)
Increase (decrease)		72,727	54,502
Net increase (decrease)		118,786	(116,837)
Net assets, beginning		252,872	369,709
Net assets, ending		$371,658	$252,872

Units sold		120,670	74,643
Units redeemed		(52,000)	(34,599)
Net increase (decrease)		68,670	40,044
Units outstanding, beginning		260,393	220,349
Units outstanding, ending		329,063	260,393

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,116,174
Cost of units redeemed/account charges			(659,896)
Net investment income (loss)			(13,800)
Net realized gain (loss)			(33,974)
Realized gain distributions			46,662
Net change in unrealized appreciation (depreciation)			(83,508)
Net assets			$371,658
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	329	$372	1.25%	16.3%	12/31/2023	$1.15	0	$0	1.00%	16.6%	12/31/2023	$1.17	0	$0	0.75%	16.9%
12/31/2022	0.97	260	253	1.25%	-42.1%	12/31/2022	0.98	0	0	1.00%	-42.0%	12/31/2022	1.00	0	0	0.75%	-41.8%
12/31/2021	1.68	220	370	1.25%	-0.8%	12/31/2021	1.70	0	0	1.00%	-0.5%	12/31/2021	1.72	0	0	0.75%	-0.3%
12/31/2020	1.69	122	206	1.25%	38.4%	12/31/2020	1.71	0	0	1.00%	38.7%	12/31/2020	1.72	0	0	0.75%	39.1%
12/31/2019	1.22	20	24	1.25%	26.7%	12/31/2019	1.23	0	0	1.00%	27.0%	12/31/2019	1.24	0	0	0.75%	27.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	0.50%	17.2%	12/31/2023	$1.21	0	$0	0.25%	17.5%	12/31/2023	$1.23	0	$0	0.00%	17.8%
12/31/2022	1.01	0	0	0.50%	-41.7%	12/31/2022	1.03	0	0	0.25%	-41.5%	12/31/2022	1.04	0	0	0.00%	-41.4%
12/31/2021	1.74	0	0	0.50%	0.0%	12/31/2021	1.76	0	0	0.25%	0.2%	12/31/2021	1.78	0	0	0.00%	0.5%
12/31/2020	1.74	0	0	0.50%	39.4%	12/31/2020	1.75	0	0	0.25%	39.8%	12/31/2020	1.77	0	0	0.00%	40.1%
12/31/2019	1.25	0	0	0.50%	27.7%	12/31/2019	1.25	0	0	0.25%	28.0%	12/31/2019	1.26	0	0	0.00%	28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Intl Bond R6 Class - 06-FYX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$256,282	$246,270	58,354
Receivables: investments sold	2,813
Payables: investments purchased	-
Net assets	$259,095

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$259,095	278,796	$0.93
Band 100	-	-	0.94
Band 75	-	-	0.96
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	1.01
Total	$259,095	278,796

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,591
Mortality & expense charges			(3,300)
Net investment income (loss)			9,291

Gain (loss) on investments:
Net realized gain (loss)			(74,188)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			96,323
Net gain (loss)			22,135

Increase (decrease) in net assets from operations			$31,426

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,291	$8,948
Net realized gain (loss)		(74,188)	(3,502)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		96,323	(58,697)

Increase (decrease) in net assets from operations		31,426	(53,251)

Contract owner transactions:
Proceeds from units sold		266,350	60,895
Cost of units redeemed		(424,765)	(22,027)
Account charges		(147)	(230)
Increase (decrease)		(158,562)	38,638
Net increase (decrease)		(127,136)	(14,613)
Net assets, beginning		386,231	400,844
Net assets, ending		$259,095	$386,231

Units sold		307,477	70,517
Units redeemed		(473,341)	(24,737)
Net increase (decrease)		(165,864)	45,780
Units outstanding, beginning		444,660	398,880
Units outstanding, ending		278,796	444,660

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,434,537
Cost of units redeemed/account charges			(1,165,996)
Net investment income (loss)			78,300
Net realized gain (loss)			(97,758)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,012
Net assets			$259,095
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	279	$259	1.25%	7.0%	12/31/2023	$0.94	0	$0	1.00%	7.3%	12/31/2023	$0.96	0	$0	0.75%	7.5%
12/31/2022	0.87	445	386	1.25%	-13.6%	12/31/2022	0.88	0	0	1.00%	-13.3%	12/31/2022	0.89	0	0	0.75%	-13.1%
12/31/2021	1.00	399	401	1.25%	-11.0%	12/31/2021	1.02	0	0	1.00%	-10.8%	12/31/2021	1.03	0	0	0.75%	-10.6%
12/31/2020	1.13	571	645	1.25%	7.2%	12/31/2020	1.14	0	0	1.00%	7.5%	12/31/2020	1.15	0	0	0.75%	7.7%
12/31/2019	1.05	650	685	1.25%	8.7%	12/31/2019	1.06	0	0	1.00%	9.0%	12/31/2019	1.07	0	0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	7.8%	12/31/2023	$0.99	0	$0	0.25%	8.1%	12/31/2023	$1.01	0	$0	0.00%	8.3%
12/31/2022	0.91	0	0	0.50%	-12.9%	12/31/2022	0.92	0	0	0.25%	-12.7%	12/31/2022	0.93	0	0	0.00%	-12.5%
12/31/2021	1.04	0	0	0.50%	-10.4%	12/31/2021	1.05	0	0	0.25%	-10.2%	12/31/2021	1.06	0	0	0.00%	-9.9%
12/31/2020	1.16	0	0	0.50%	8.0%	12/31/2020	1.17	0	0	0.25%	8.3%	12/31/2020	1.18	0	0	0.00%	8.6%
12/31/2019	1.07	0	0	0.50%	9.6%	12/31/2019	1.08	0	0	0.25%	9.8%	12/31/2019	1.09	0	0	0.00%	10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	3.4%
2021	3.2%
2020	3.1%
2019	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Sen Floating Rate R6 Class - 06-GCC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			(6)

Increase (decrease) in net assets from operations			$(6)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$2,206
Net realized gain (loss)		(6)	(3,707)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	470

Increase (decrease) in net assets from operations		(6)	(1,031)

Contract owner transactions:
Proceeds from units sold		-	10,652
Cost of units redeemed		-	(51,163)
Account charges		-	(107)
Increase (decrease)		-	(40,618)
Net increase (decrease)		(6)	(41,649)
Net assets, beginning		6	41,655
Net assets, ending		$-	$6

Units sold		-	10,305
Units redeemed		(6)	(50,411)
Net increase (decrease)		(6)	(40,106)
Units outstanding, beginning		6	40,112
Units outstanding, ending		-	6

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,086,456
Cost of units redeemed/account charges			(1,064,142)
Net investment income (loss)			50,311
Net realized gain (loss)			(72,625)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	1.25%	10.3%	12/31/2023	$1.15	0	$0	1.00%	10.6%	12/31/2023	$1.17	0	$0	0.75%	10.8%
12/31/2022	1.03	0	0	1.25%	-1.2%	12/31/2022	1.04	0	0	1.00%	-0.9%	12/31/2022	1.06	0	0	0.75%	-0.7%
12/31/2021	1.04	40	42	1.25%	7.8%	12/31/2021	1.05	0	0	1.00%	8.0%	12/31/2021	1.06	0	0	0.75%	8.3%
12/31/2020	0.96	299	288	1.25%	-5.2%	12/31/2020	0.97	0	0	1.00%	-5.0%	12/31/2020	0.98	0	0	0.75%	-4.7%
12/31/2019	1.02	446	454	1.25%	1.4%	12/31/2019	1.02	0	0	1.00%	1.7%	12/31/2019	1.03	0	0	0.75%	2.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	0.50%	11.1%	12/31/2023	$1.21	0	$0	0.25%	11.4%	12/31/2023	$1.23	0	$0	0.00%	11.7%
12/31/2022	1.07	0	0	0.50%	-0.4%	12/31/2022	1.08	0	0	0.25%	-0.2%	12/31/2022	1.10	0	0	0.00%	0.1%
12/31/2021	1.07	0	0	0.50%	8.6%	12/31/2021	1.09	0	0	0.25%	8.8%	12/31/2021	1.10	0	0	0.00%	9.1%
12/31/2020	0.99	0	0	0.50%	-4.5%	12/31/2020	1.00	0	0	0.25%	-4.2%	12/31/2020	1.01	0	0	0.00%	-4.0%
12/31/2019	1.04	0	0	0.50%	2.2%	12/31/2019	1.04	0	0	0.25%	2.5%	12/31/2019	1.05	0	0	0.00%	2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	12.9%
2021	2.4%
2020	6.1%
2019	5.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Disc MidCapGr R6 Class - 06-3F3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,405,855	$1,284,378	48,839
Receivables: investments sold	-
Payables: investments purchased	(4,164)
Net assets	$1,401,691

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,401,691	955,501	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.51
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.57
Total	$1,401,691	955,501

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(14,615)
Net investment income (loss)			(14,615)

Gain (loss) on investments:
Net realized gain (loss)			(8,943)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			168,716
Net gain (loss)			159,773

Increase (decrease) in net assets from operations			$145,158

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,615)	$(4,190)
Net realized gain (loss)		(8,943)	(37,520)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		168,716	(78,579)

Increase (decrease) in net assets from operations		145,158	(120,289)

Contract owner transactions:
Proceeds from units sold		389,086	1,942,903
Cost of units redeemed		(353,184)	(882,468)
Account charges		(3,580)	(1,601)
Increase (decrease)		32,322	1,058,834
Net increase (decrease)		177,480	938,545
Net assets, beginning		1,224,211	285,666
Net assets, ending		$1,401,691	$1,224,211

Units sold		282,597	1,547,242
Units redeemed		(261,677)	(761,679)
Net increase (decrease)		20,920	785,563
Units outstanding, beginning		934,581	149,018
Units outstanding, ending		955,501	934,581

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,592,411
Cost of units redeemed/account charges			(1,299,643)
Net investment income (loss)			(22,228)
Net realized gain (loss)			(32,524)
Realized gain distributions			42,198
Net change in unrealized appreciation (depreciation)			121,477
Net assets			$1,401,691
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	956	$1,402	1.25%	12.0%	12/31/2023	$1.49	0	$0	1.00%	12.3%	12/31/2023	$1.51	0	$0	0.75%	12.5%
12/31/2022	1.31	935	1,224	1.25%	-31.7%	12/31/2022	1.32	0	0	1.00%	-31.5%	12/31/2022	1.34	0	0	0.75%	-31.3%
12/31/2021	1.92	149	286	1.25%	17.8%	12/31/2021	1.93	0	0	1.00%	18.1%	12/31/2021	1.95	0	0	0.75%	18.4%
12/31/2020	1.63	80	130	1.25%	39.0%	12/31/2020	1.64	0	0	1.00%	39.3%	12/31/2020	1.65	0	0	0.75%	39.7%
12/31/2019	1.17	0	0	1.25%	37.8%	12/31/2019	1.18	0	0	1.00%	38.1%	12/31/2019	1.18	0	0	0.75%	38.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	0	$0	0.50%	12.8%	12/31/2023	$1.55	0	$0	0.25%	13.1%	12/31/2023	$1.57	0	$0	0.00%	13.4%
12/31/2022	1.36	0	0	0.50%	-31.2%	12/31/2022	1.37	0	0	0.25%	-31.0%	12/31/2022	1.39	0	0	0.00%	-30.8%
12/31/2021	1.97	0	0	0.50%	18.7%	12/31/2021	1.99	0	0	0.25%	19.0%	12/31/2021	2.00	0	0	0.00%	19.3%
12/31/2020	1.66	0	0	0.50%	40.0%	12/31/2020	1.67	0	0	0.25%	40.4%	12/31/2020	1.68	0	0	0.00%	40.7%
12/31/2019	1.18	0	0	0.50%	38.8%	12/31/2019	1.19	0	0	0.25%	39.2%	12/31/2019	1.19	0	0	0.00%	39.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Gold & Spcl Min R6 Class - 06-34Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$810,618	$820,734	35,012
Receivables: investments sold	-
Payables: investments purchased	(788)
Net assets	$809,830

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$809,830	524,856	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$809,830	524,856

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,015
Mortality & expense charges			(9,106)
Net investment income (loss)			909

Gain (loss) on investments:
Net realized gain (loss)			(24,617)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			69,114
Net gain (loss)			44,497

Increase (decrease) in net assets from operations			$45,406

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$909	$(1,978)
Net realized gain (loss)		(24,617)	(11,572)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		69,114	(101,841)

Increase (decrease) in net assets from operations		45,406	(115,391)

Contract owner transactions:
Proceeds from units sold		444,758	235,272
Cost of units redeemed		(296,137)	(48,973)
Account charges		(1,080)	(357)
Increase (decrease)		147,541	185,942
Net increase (decrease)		192,947	70,551
Net assets, beginning		616,883	546,332
Net assets, ending		$809,830	$616,883

Units sold		287,098	150,038
Units redeemed		(184,016)	(36,126)
Net increase (decrease)		103,082	113,912
Units outstanding, beginning		421,774	307,862
Units outstanding, ending		524,856	421,774

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,300,057
Cost of units redeemed/account charges			(464,614)
Net investment income (loss)			15,431
Net realized gain (loss)			(30,928)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(10,116)
Net assets			$809,830
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	525	$810	1.25%	5.5%	12/31/2023	$1.57	0	$0	1.00%	5.8%	12/31/2023	$1.59	0	$0	0.75%	6.0%
12/31/2022	1.46	422	617	1.25%	-17.6%	12/31/2022	1.48	0	0	1.00%	-17.4%	12/31/2022	1.50	0	0	0.75%	-17.2%
12/31/2021	1.77	308	546	1.25%	-3.7%	12/31/2021	1.79	0	0	1.00%	-3.4%	12/31/2021	1.81	0	0	0.75%	-3.2%
12/31/2020	1.84	69	127	1.25%	34.9%	12/31/2020	1.86	0	0	1.00%	35.3%	12/31/2020	1.87	0	0	0.75%	35.6%
12/31/2019	1.37	41	56	1.25%	45.1%	12/31/2019	1.37	0	0	1.00%	45.5%	12/31/2019	1.38	0	0	0.75%	45.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	6.3%	12/31/2023	$1.63	0	$0	0.25%	6.6%	12/31/2023	$1.66	0	$0	0.00%	6.8%
12/31/2022	1.52	0	0	0.50%	-17.0%	12/31/2022	1.53	0	0	0.25%	-16.8%	12/31/2022	1.55	0	0	0.00%	-16.5%
12/31/2021	1.83	0	0	0.50%	-2.9%	12/31/2021	1.84	0	0	0.25%	-2.7%	12/31/2021	1.86	0	0	0.00%	-2.5%
12/31/2020	1.88	0	0	0.50%	36.0%	12/31/2020	1.89	0	0	0.25%	36.3%	12/31/2020	1.91	0	0	0.00%	36.6%
12/31/2019	1.38	0	0	0.50%	46.2%	12/31/2019	1.39	0	0	0.25%	46.6%	12/31/2019	1.40	0	0	0.00%	47.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.8%
2021	5.2%
2020	2.8%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts A Class - 06-466

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,758,811	$2,587,694	70,448
Receivables: investments sold	13,326
Payables: investments purchased	-
Net assets	$2,772,137

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,557,303	1,883,349	$1.36
Band 100	214,636	152,619	1.41
Band 75	-	-	1.46
Band 50	198	131	1.51
Band 25	-	-	1.56
Band 0	-	-	1.62
Total	$2,772,137	2,036,099

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,503
Mortality & expense charges			(36,194)
Net investment income (loss)			(21,691)

Gain (loss) on investments:
Net realized gain (loss)			(40,673)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			371,245
Net gain (loss)			330,572

Increase (decrease) in net assets from operations			$308,881

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,691)	$(27,434)
Net realized gain (loss)		(40,673)	(155,680)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		371,245	(1,139,902)

Increase (decrease) in net assets from operations		308,881	(1,323,016)

Contract owner transactions:
Proceeds from units sold		293,586	443,472
Cost of units redeemed		(1,041,797)	(1,109,657)
Account charges		(2,224)	(2,707)
Increase (decrease)		(750,435)	(668,892)
Net increase (decrease)		(441,554)	(1,991,908)
Net assets, beginning		3,213,691	5,205,599
Net assets, ending		$2,772,137	$3,213,691

Units sold		220,720	355,091
Units redeemed		(776,863)	(866,988)
Net increase (decrease)		(556,143)	(511,897)
Units outstanding, beginning		2,592,242	3,104,139
Units outstanding, ending		2,036,099	2,592,242

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$44,126,166
Cost of units redeemed/account charges			(44,175,837)
Net investment income (loss)			(796,638)
Net realized gain (loss)			2,875,437
Realized gain distributions			571,892
Net change in unrealized appreciation (depreciation)			171,117
Net assets			$2,772,137
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	1,883	$2,557	1.25%	9.8%	12/31/2023	$1.41	153	$215	1.00%	10.1%	12/31/2023	$1.46	0	$0	0.75%	10.3%
12/31/2022	1.24	2,405	2,974	1.25%	-26.1%	12/31/2022	1.28	187	239	1.00%	-25.9%	12/31/2022	1.32	0	0	0.75%	-25.7%
12/31/2021	1.67	2,885	4,828	1.25%	-8.7%	12/31/2021	1.72	219	378	1.00%	-8.4%	12/31/2021	1.78	0	0	0.75%	-8.2%
12/31/2020	1.83	3,641	6,670	1.25%	15.8%	12/31/2020	1.88	252	474	1.00%	16.1%	12/31/2020	1.94	0	0	0.75%	16.3%
12/31/2019	1.58	4,395	6,955	1.25%	22.4%	12/31/2019	1.62	281	456	1.00%	22.8%	12/31/2019	1.66	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	0.50%	10.6%	12/31/2023	$1.56	0	$0	0.25%	10.9%	12/31/2023	$1.62	0	$0	0.00%	11.2%
12/31/2022	1.36	0	0	0.50%	-25.5%	12/31/2022	1.41	0	0	0.25%	-25.3%	12/31/2022	1.46	0	0	0.00%	-25.2%
12/31/2021	1.83	0	0	0.50%	-8.0%	12/31/2021	1.89	0	0	0.25%	-7.7%	12/31/2021	1.95	0	0	0.00%	-7.5%
12/31/2020	1.99	2	4	0.50%	16.6%	12/31/2020	2.05	0	0	0.25%	16.9%	12/31/2020	2.10	93	197	0.00%	17.2%
12/31/2019	1.71	3	5	0.50%	23.4%	12/31/2019	1.75	0	0	0.25%	23.7%	12/31/2019	1.79	82	147	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.5%
2021	0.1%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Developing Mkts Y Class - 06-571

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,536,473	$1,538,927	39,973
Receivables: investments sold	7,311
Payables: investments purchased	-
Net assets	$1,543,784

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,543,784	1,309,104	$1.18
Band 100	-	-	1.21
Band 75	-	-	1.25
Band 50	-	-	1.29
Band 25	-	-	1.33
Band 0	-	-	1.37
Total	$1,543,784	1,309,104

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,499
Mortality & expense charges			(18,078)
Net investment income (loss)			(5,579)

Gain (loss) on investments:
Net realized gain (loss)			(5,960)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			143,400
Net gain (loss)			137,440

Increase (decrease) in net assets from operations			$131,861

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,579)	$(25,053)
Net realized gain (loss)		(5,960)	(773,674)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		143,400	(532,929)

Increase (decrease) in net assets from operations		131,861	(1,331,656)

Contract owner transactions:
Proceeds from units sold		287,833	568,091
Cost of units redeemed		(156,938)	(2,468,479)
Account charges		(1,141)	(1,358)
Increase (decrease)		129,754	(1,901,746)
Net increase (decrease)		261,615	(3,233,402)
Net assets, beginning		1,282,169	4,515,571
Net assets, ending		$1,543,784	$1,282,169

Units sold		250,632	503,717
Units redeemed		(137,713)	(2,429,189)
Net increase (decrease)		112,919	(1,925,472)
Units outstanding, beginning		1,196,185	3,121,657
Units outstanding, ending		1,309,104	1,196,185

* Date of Fund Inception into Variable Account: 2 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$45,863,234
Cost of units redeemed/account charges			(46,069,388)
Net investment income (loss)			(445,633)
Net realized gain (loss)			1,532,777
Realized gain distributions			665,248
Net change in unrealized appreciation (depreciation)			(2,454)
Net assets			$1,543,784
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	1,309	$1,544	1.25%	10.0%	12/31/2023	$1.21	0	$0	1.00%	10.3%	12/31/2023	$1.25	0	$0	0.75%	10.6%
12/31/2022	1.07	1,196	1,282	1.25%	-25.9%	12/31/2022	1.10	0	0	1.00%	-25.7%	12/31/2022	1.13	0	0	0.75%	-25.5%
12/31/2021	1.45	3,122	4,516	1.25%	-8.4%	12/31/2021	1.48	0	0	1.00%	-8.2%	12/31/2021	1.52	0	0	0.75%	-7.9%
12/31/2020	1.58	4,354	6,876	1.25%	16.0%	12/31/2020	1.61	0	0	1.00%	16.3%	12/31/2020	1.65	0	0	0.75%	16.6%
12/31/2019	1.36	4,706	6,404	1.25%	22.8%	12/31/2019	1.39	0	0	1.00%	23.1%	12/31/2019	1.42	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	10.8%	12/31/2023	$1.33	0	$0	0.25%	11.1%	12/31/2023	$1.37	0	$0	0.00%	11.4%
12/31/2022	1.16	0	0	0.50%	-25.3%	12/31/2022	1.19	0	0	0.25%	-25.2%	12/31/2022	1.23	0	0	0.00%	-25.0%
12/31/2021	1.56	0	0	0.50%	-7.7%	12/31/2021	1.60	0	0	0.25%	-7.5%	12/31/2021	1.64	0	0	0.00%	-7.3%
12/31/2020	1.69	0	0	0.50%	16.9%	12/31/2020	1.73	0	0	0.25%	17.2%	12/31/2020	1.76	0	0	0.00%	17.5%
12/31/2019	1.44	0	0	0.50%	23.7%	12/31/2019	1.47	0	0	0.25%	24.0%	12/31/2019	1.50	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.4%
2021	0.3%
2020	0.2%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Invesco Global A Class - 06-763

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,360,153	$1,256,654	15,134
Receivables: investments sold	-
Payables: investments purchased	(1,243)
Net assets	$1,358,910

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$283,974	106,972	$2.65
Band 100	237,924	87,167	2.73
Band 75	-	-	2.81
Band 50	837,012	290,066	2.89
Band 25	-	-	2.97
Band 0	-	-	3.05
Total	$1,358,910	484,205

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(9,213)
Net investment income (loss)			(9,213)

Gain (loss) on investments:
Net realized gain (loss)			(40,692)
Realized gain distributions			132,724
Net change in unrealized appreciation (depreciation)			256,020
Net gain (loss)			348,052

Increase (decrease) in net assets from operations			$338,839

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,213)	$(9,603)
Net realized gain (loss)		(40,692)	(16,232)
Realized gain distributions		132,724	143,889
Net change in unrealized appreciation (depreciation)		256,020	(725,118)

Increase (decrease) in net assets from operations		338,839	(607,064)

Contract owner transactions:
Proceeds from units sold		140,578	26,011
Cost of units redeemed		(272,660)	(216,668)
Account charges		(257)	(343)
Increase (decrease)		(132,339)	(191,000)
Net increase (decrease)		206,500	(798,064)
Net assets, beginning		1,152,410	1,950,474
Net assets, ending		$1,358,910	$1,152,410

Units sold		55,000	12,074
Units redeemed		(115,988)	(87,113)
Net increase (decrease)		(60,988)	(75,039)
Units outstanding, beginning		545,193	620,232
Units outstanding, ending		484,205	545,193

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,546,770
Cost of units redeemed/account charges			(6,055,651)
Net investment income (loss)			(33,636)
Net realized gain (loss)			641,557
Realized gain distributions			1,156,371
Net change in unrealized appreciation (depreciation)			103,499
Net assets			$1,358,910
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.65	107	$284	1.25%	32.4%	12/31/2023	$2.73	87	$238	1.00%	32.7%	12/31/2023	$2.81	0	$0	0.75%	33.0%
12/31/2022	2.01	136	273	1.25%	-33.0%	12/31/2022	2.06	53	110	1.00%	-32.8%	12/31/2022	2.11	0	0	0.75%	-32.7%
12/31/2021	2.99	133	399	1.25%	13.9%	12/31/2021	3.06	62	190	1.00%	14.2%	12/31/2021	3.13	0	0	0.75%	14.5%
12/31/2020	2.63	127	334	1.25%	26.0%	12/31/2020	2.68	80	215	1.00%	26.4%	12/31/2020	2.74	0	0	0.75%	26.7%
12/31/2019	2.08	138	288	1.25%	29.9%	12/31/2019	2.12	77	163	1.00%	30.3%	12/31/2019	2.16	0	0	0.75%	30.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.89	290	$837	0.50%	33.4%	12/31/2023	$2.97	0	$0	0.25%	33.7%	12/31/2023	$3.05	0	$0	0.00%	34.0%
12/31/2022	2.16	356	770	0.50%	-32.5%	12/31/2022	2.22	0	0	0.25%	-32.3%	12/31/2022	2.28	0	0	0.00%	-32.1%
12/31/2021	3.20	425	1,361	0.50%	14.8%	12/31/2021	3.28	0	0	0.25%	15.1%	12/31/2021	3.35	0	0	0.00%	15.4%
12/31/2020	2.79	685	1,912	0.50%	27.0%	12/31/2020	2.85	0	0	0.25%	27.3%	12/31/2020	2.91	0	0	0.00%	27.6%
12/31/2019	2.20	801	1,761	0.50%	30.9%	12/31/2019	2.24	0	0	0.25%	31.2%	12/31/2019	2.28	0	0	0.00%	31.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Core Equity Fund Investor Class - 06-497

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,589,640	$29,353,216	500,891
Receivables: investments sold	14,515
Payables: investments purchased	-
Net assets	$27,604,155

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,604,155	6,466,931	$4.27
Band 100	-	-	4.41
Band 75	-	-	4.56
Band 50	-	-	4.71
Band 25	-	-	4.87
Band 0	-	-	5.03
Total	$27,604,155	6,466,931

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$151,909
Mortality & expense charges			(311,881)
Net investment income (loss)			(159,972)

Gain (loss) on investments:
Net realized gain (loss)			(278,815)
Realized gain distributions			1,425,792
Net change in unrealized appreciation (depreciation)			4,279,543
Net gain (loss)			5,426,520

Increase (decrease) in net assets from operations			$5,266,548

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(159,972)	$(190,949)
Net realized gain (loss)		(278,815)	(391,668)
Realized gain distributions		1,425,792	1,998,771
Net change in unrealized appreciation (depreciation)		4,279,543	(6,792,862)

Increase (decrease) in net assets from operations		5,266,548	(5,376,708)

Contract owner transactions:
Proceeds from units sold		1,418,531	3,153,059
Cost of units redeemed		(1,886,835)	(2,668,741)
Account charges		(671)	(363)
Increase (decrease)		(468,975)	483,955
Net increase (decrease)		4,797,573	(4,892,753)
Net assets, beginning		22,806,582	27,699,335
Net assets, ending		$27,604,155	$22,806,582

Units sold		370,319	948,048
Units redeemed		(495,861)	(791,328)
Net increase (decrease)		(125,542)	156,720
Units outstanding, beginning		6,592,473	6,435,753
Units outstanding, ending		6,466,931	6,592,473

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$59,203,188
Cost of units redeemed/account charges			(45,713,966)
Net investment income (loss)			(330,141)
Net realized gain (loss)			5,387,567
Realized gain distributions			10,821,083
Net change in unrealized appreciation (depreciation)			(1,763,576)
Net assets			$27,604,155
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.27	6,467	$27,604	1.25%	23.4%	12/31/2023	$4.41	0	$0	1.00%	23.7%	12/31/2023	$4.56	0	$0	0.75%	24.0%
12/31/2022	3.46	6,592	22,807	1.25%	-19.6%	12/31/2022	3.57	0	0	1.00%	-19.4%	12/31/2022	3.68	0	0	0.75%	-19.2%
12/31/2021	4.30	6,436	27,699	1.25%	26.0%	12/31/2021	4.43	0	0	1.00%	26.3%	12/31/2021	4.55	0	0	0.75%	26.6%
12/31/2020	3.42	747	2,552	1.25%	19.7%	12/31/2020	3.50	0	0	1.00%	20.0%	12/31/2020	3.60	0	0	0.75%	20.3%
12/31/2019	2.85	1,207	3,446	1.25%	29.1%	12/31/2019	2.92	0	0	1.00%	29.4%	12/31/2019	2.99	0	0	0.75%	29.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.71	0	$0	0.50%	24.3%	12/31/2023	$4.87	0	$0	0.25%	24.6%	12/31/2023	$5.03	0	$0	0.00%	24.9%
12/31/2022	3.79	0	0	0.50%	-19.0%	12/31/2022	3.91	0	0	0.25%	-18.8%	12/31/2022	4.03	0	0	0.00%	-18.6%
12/31/2021	4.68	0	0	0.50%	26.9%	12/31/2021	4.81	0	0	0.25%	27.2%	12/31/2021	4.95	0	0	0.00%	27.5%
12/31/2020	3.69	0	0	0.50%	20.6%	12/31/2020	3.78	0	0	0.25%	20.9%	12/31/2020	3.88	0	0	0.00%	21.2%
12/31/2019	3.06	0	0	0.50%	30.0%	12/31/2019	3.13	0	0	0.25%	30.4%	12/31/2019	3.20	0	0	0.00%	30.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.4%
2021	1.3%
2020	0.6%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Mid Cap Growth Fund - 06-496

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$273,814	$242,755	4,751
Receivables: investments sold	-
Payables: investments purchased	(9,764)
Net assets	$264,050

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$264,050	78,884	$3.35
Band 100	-	-	3.46
Band 75	-	-	3.58
Band 50	-	-	3.69
Band 25	-	-	3.82
Band 0	-	-	3.95
Total	$264,050	78,884

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,576)
Net investment income (loss)			(3,576)

Gain (loss) on investments:
Net realized gain (loss)			489
Realized gain distributions			7,410
Net change in unrealized appreciation (depreciation)			78,884
Net gain (loss)			86,783

Increase (decrease) in net assets from operations			$83,207

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,576)	$(3,430)
Net realized gain (loss)		489	(910)
Realized gain distributions		7,410	3,186
Net change in unrealized appreciation (depreciation)		78,884	(125,528)

Increase (decrease) in net assets from operations		83,207	(126,682)

Contract owner transactions:
Proceeds from units sold		36,483	79,374
Cost of units redeemed		(128,299)	(31,796)
Account charges		-	-
Increase (decrease)		(91,816)	47,578
Net increase (decrease)		(8,609)	(79,104)
Net assets, beginning		272,659	351,763
Net assets, ending		$264,050	$272,659

Units sold		12,921	27,964
Units redeemed		(43,126)	(11,274)
Net increase (decrease)		(30,205)	16,690
Units outstanding, beginning		109,089	92,399
Units outstanding, ending		78,884	109,089

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,444,378
Cost of units redeemed/account charges			(4,611,359)
Net investment income (loss)			117,270
Net realized gain (loss)			315,008
Realized gain distributions			967,694
Net change in unrealized appreciation (depreciation)			31,059
Net assets			$264,050
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.35	79	$264	1.25%	33.9%	12/31/2023	$3.46	0	$0	1.00%	34.3%	12/31/2023	$3.58	0	$0	0.75%	34.6%
12/31/2022	2.50	109	273	1.25%	-34.3%	12/31/2022	2.58	0	0	1.00%	-34.2%	12/31/2022	2.66	0	0	0.75%	-34.0%
12/31/2021	3.81	92	352	1.25%	8.0%	12/31/2021	3.91	0	0	1.00%	8.3%	12/31/2021	4.03	0	0	0.75%	8.5%
12/31/2020	3.52	89	313	1.25%	27.0%	12/31/2020	3.62	0	0	1.00%	27.3%	12/31/2020	3.71	0	0	0.75%	27.6%
12/31/2019	2.78	116	321	1.25%	28.2%	12/31/2019	2.84	0	0	1.00%	28.5%	12/31/2019	2.91	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.69	0	$0	0.50%	34.9%	12/31/2023	$3.82	0	$0	0.25%	35.3%	12/31/2023	$3.95	0	$0	0.00%	35.6%
12/31/2022	2.74	0	0	0.50%	-33.9%	12/31/2022	2.82	0	0	0.25%	-33.7%	12/31/2022	2.91	0	0	0.00%	-33.5%
12/31/2021	4.14	0	0	0.50%	8.8%	12/31/2021	4.26	0	0	0.25%	9.1%	12/31/2021	4.38	0	0	0.00%	9.4%
12/31/2020	3.80	0	0	0.50%	28.0%	12/31/2020	3.90	0	0	0.25%	28.3%	12/31/2020	4.00	0	0	0.00%	28.6%
12/31/2019	2.97	0	0	0.50%	29.2%	12/31/2019	3.04	0	0	0.25%	29.5%	12/31/2019	3.11	0	0	0.00%	29.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	1.5%
2020	0.1%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Parnassus Mid Cap Fund - 06-498

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,085,013	$1,919,698	56,297
Receivables: investments sold	12,068
Payables: investments purchased	-
Net assets	$2,097,081

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,097,081	688,256	$3.05
Band 100	-	-	3.15
Band 75	-	-	3.25
Band 50	-	-	3.36
Band 25	-	-	3.48
Band 0	-	-	3.59
Total	$2,097,081	688,256

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,633
Mortality & expense charges			(29,434)
Net investment income (loss)			(21,801)

Gain (loss) on investments:
Net realized gain (loss)			14,096
Realized gain distributions			46,960
Net change in unrealized appreciation (depreciation)			193,157
Net gain (loss)			254,213

Increase (decrease) in net assets from operations			$232,412

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,801)	$(40,556)
Net realized gain (loss)		14,096	65,198
Realized gain distributions		46,960	113,105
Net change in unrealized appreciation (depreciation)		193,157	(1,035,644)

Increase (decrease) in net assets from operations		232,412	(897,897)

Contract owner transactions:
Proceeds from units sold		291,138	430,353
Cost of units redeemed		(908,862)	(1,005,269)
Account charges		(310)	(655)
Increase (decrease)		(618,034)	(575,571)
Net increase (decrease)		(385,622)	(1,473,468)
Net assets, beginning		2,482,703	3,956,171
Net assets, ending		$2,097,081	$2,482,703

Units sold		103,669	146,139
Units redeemed		(322,097)	(358,658)
Net increase (decrease)		(218,428)	(212,519)
Units outstanding, beginning		906,684	1,119,203
Units outstanding, ending		688,256	906,684

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,994,431
Cost of units redeemed/account charges			(31,097,776)
Net investment income (loss)			(300,784)
Net realized gain (loss)			3,584,094
Realized gain distributions			1,751,801
Net change in unrealized appreciation (depreciation)			165,315
Net assets			$2,097,081
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.05	688	$2,097	1.25%	11.3%	12/31/2023	$3.15	0	$0	1.00%	11.6%	12/31/2023	$3.25	0	$0	0.75%	11.8%
12/31/2022	2.74	907	2,483	1.25%	-22.5%	12/31/2022	2.82	0	0	1.00%	-22.3%	12/31/2022	2.91	0	0	0.75%	-22.1%
12/31/2021	3.53	1,119	3,956	1.25%	15.0%	12/31/2021	3.63	0	0	1.00%	15.2%	12/31/2021	3.74	0	0	0.75%	15.5%
12/31/2020	3.08	1,143	3,516	1.25%	13.5%	12/31/2020	3.15	0	0	1.00%	13.7%	12/31/2020	3.24	0	0	0.75%	14.0%
12/31/2019	2.71	1,221	3,309	1.25%	27.2%	12/31/2019	2.77	0	0	1.00%	27.5%	12/31/2019	2.84	0	0	0.75%	27.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.36	0	$0	0.50%	12.1%	12/31/2023	$3.48	0	$0	0.25%	12.4%	12/31/2023	$3.59	0	$0	0.00%	12.7%
12/31/2022	3.00	0	0	0.50%	-22.0%	12/31/2022	3.09	0	0	0.25%	-21.8%	12/31/2022	3.19	0	0	0.00%	-21.6%
12/31/2021	3.84	0	0	0.50%	15.8%	12/31/2021	3.95	0	0	0.25%	16.1%	12/31/2021	4.06	0	0	0.00%	16.4%
12/31/2020	3.32	0	0	0.50%	14.3%	12/31/2020	3.40	0	0	0.25%	14.6%	12/31/2020	3.49	0	0	0.00%	14.9%
12/31/2019	2.90	0	0	0.50%	28.1%	12/31/2019	2.97	0	0	0.25%	28.4%	12/31/2019	3.04	0	0	0.00%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.0%
2021	0.0%
2020	0.2%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pax Global Environmental Markets Fund Investor Class - 06-569

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$244,826	$184,282	10,894
Receivables: investments sold	-
Payables: investments purchased	(27)
Net assets	$244,799

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,406	61,121	$3.46
Band 100	33,393	9,307	3.59
Band 75	-	-	3.72
Band 50	-	-	3.86
Band 25	-	-	4.00
Band 0	-	-	4.15
Total	$244,799	70,428

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,658
Mortality & expense charges			(3,895)
Net investment income (loss)			(1,237)

Gain (loss) on investments:
Net realized gain (loss)			42,354
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,102
Net gain (loss)			47,456

Increase (decrease) in net assets from operations			$46,219

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,237)	$(3,563)
Net realized gain (loss)		42,354	5,307
Realized gain distributions		-	1,172
Net change in unrealized appreciation (depreciation)		5,102	(100,628)

Increase (decrease) in net assets from operations		46,219	(97,712)

Contract owner transactions:
Proceeds from units sold		28,229	51,738
Cost of units redeemed		(181,742)	(22,047)
Account charges		(113)	(71)
Increase (decrease)		(153,626)	29,620
Net increase (decrease)		(107,407)	(68,092)
Net assets, beginning		352,206	420,298
Net assets, ending		$244,799	$352,206

Units sold		8,899	21,123
Units redeemed		(55,360)	(10,808)
Net increase (decrease)		(46,461)	10,315
Units outstanding, beginning		116,889	106,574
Units outstanding, ending		70,428	116,889

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,458,436
Cost of units redeemed/account charges			(1,440,817)
Net investment income (loss)			(26,238)
Net realized gain (loss)			145,051
Realized gain distributions			47,823
Net change in unrealized appreciation (depreciation)			60,544
Net assets			$244,799
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.46	61	$211	1.25%	15.1%	12/31/2023	$3.59	9	$33	1.00%	15.4%	12/31/2023	$3.72	0	$0	0.75%	15.7%
12/31/2022	3.00	108	323	1.25%	-23.6%	12/31/2022	3.11	9	29	1.00%	-23.4%	12/31/2022	3.22	0	0	0.75%	-23.2%
12/31/2021	3.93	97	380	1.25%	20.4%	12/31/2021	4.06	10	40	1.00%	20.7%	12/31/2021	4.19	0	0	0.75%	21.0%
12/31/2020	3.26	105	344	1.25%	24.1%	12/31/2020	3.36	10	33	1.00%	24.5%	12/31/2020	3.46	0	0	0.75%	24.8%
12/31/2019	2.63	180	474	1.25%	26.2%	12/31/2019	2.70	10	27	1.00%	26.5%	12/31/2019	2.77	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.86	0	$0	0.50%	16.0%	12/31/2023	$4.00	0	$0	0.25%	16.3%	12/31/2023	$4.15	0	$0	0.00%	16.6%
12/31/2022	3.33	0	0	0.50%	-23.0%	12/31/2022	3.44	0	0	0.25%	-22.8%	12/31/2022	3.56	0	0	0.00%	-22.6%
12/31/2021	4.32	0	0	0.50%	21.3%	12/31/2021	4.46	0	0	0.25%	21.6%	12/31/2021	4.61	0	0	0.00%	22.0%
12/31/2020	3.56	0	0	0.50%	25.1%	12/31/2020	3.67	0	0	0.25%	25.4%	12/31/2020	3.78	0	0	0.00%	25.7%
12/31/2019	2.85	0	0	0.50%	27.1%	12/31/2019	2.93	0	0	0.25%	27.4%	12/31/2019	3.00	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.2%
2021	0.5%
2020	0.3%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pax Sustainable Alloc Inv Investor Class - 06-568

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,020,667	$1,062,359	40,945
Receivables: investments sold	-
Payables: investments purchased	(311)
Net assets	$1,020,356

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$867,368	324,759	$2.67
Band 100	152,988	55,220	2.77
Band 75	-	-	2.87
Band 50	-	-	2.98
Band 25	-	-	3.09
Band 0	-	-	3.21
Total	$1,020,356	379,979

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,238
Mortality & expense charges			(11,450)
Net investment income (loss)			1,788

Gain (loss) on investments:
Net realized gain (loss)			(9,529)
Realized gain distributions			19,952
Net change in unrealized appreciation (depreciation)			95,234
Net gain (loss)			105,657

Increase (decrease) in net assets from operations			$107,445

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,788	$(946)
Net realized gain (loss)		(9,529)	(7,554)
Realized gain distributions		19,952	43,311
Net change in unrealized appreciation (depreciation)		95,234	(252,051)

Increase (decrease) in net assets from operations		107,445	(217,240)

Contract owner transactions:
Proceeds from units sold		85,839	101,111
Cost of units redeemed		(89,357)	(278,894)
Account charges		(237)	(5,007)
Increase (decrease)		(3,755)	(182,790)
Net increase (decrease)		103,690	(400,030)
Net assets, beginning		916,666	1,316,696
Net assets, ending		$1,020,356	$916,666

Units sold		34,325	41,151
Units redeemed		(35,597)	(112,182)
Net increase (decrease)		(1,272)	(71,031)
Units outstanding, beginning		381,251	452,282
Units outstanding, ending		379,979	381,251

* Date of Fund Inception into Variable Account: 5 /1 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,101,132
Cost of units redeemed/account charges			(2,621,062)
Net investment income (loss)			6,881
Net realized gain (loss)			166,406
Realized gain distributions			408,691
Net change in unrealized appreciation (depreciation)			(41,692)
Net assets			$1,020,356
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.67	325	$867	1.25%	11.8%	12/31/2023	$2.77	55	$153	1.00%	12.0%	12/31/2023	$2.87	0	$0	0.75%	12.3%
12/31/2022	2.39	313	748	1.25%	-17.5%	12/31/2022	2.47	68	168	1.00%	-17.3%	12/31/2022	2.56	0	0	0.75%	-17.1%
12/31/2021	2.90	379	1,097	1.25%	13.9%	12/31/2021	2.99	73	219	1.00%	14.2%	12/31/2021	3.09	0	0	0.75%	14.4%
12/31/2020	2.54	387	985	1.25%	14.8%	12/31/2020	2.62	73	192	1.00%	15.1%	12/31/2020	2.70	0	0	0.75%	15.4%
12/31/2019	2.22	584	1,293	1.25%	19.3%	12/31/2019	2.28	73	166	1.00%	19.6%	12/31/2019	2.34	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.98	0	$0	0.50%	12.6%	12/31/2023	$3.09	0	$0	0.25%	12.9%	12/31/2023	$3.21	0	$0	0.00%	13.2%
12/31/2022	2.65	0	0	0.50%	-16.9%	12/31/2022	2.74	0	0	0.25%	-16.7%	12/31/2022	2.83	0	0	0.00%	-16.5%
12/31/2021	3.18	0	0	0.50%	14.7%	12/31/2021	3.29	0	0	0.25%	15.0%	12/31/2021	3.39	0	0	0.00%	15.3%
12/31/2020	2.78	0	0	0.50%	15.7%	12/31/2020	2.86	0	0	0.25%	16.0%	12/31/2020	2.94	0	0	0.00%	16.2%
12/31/2019	2.40	0	0	0.50%	20.2%	12/31/2019	2.46	0	0	0.25%	20.5%	12/31/2019	2.53	0	0	0.00%	20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.1%
2021	1.1%
2020	1.0%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Emerging Markets Bond Investor Class - 06-501

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,687	$15,415	1,512
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$15,687

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,687	11,946	$1.31
Band 100	-	-	1.36
Band 75	-	-	1.40
Band 50	-	-	1.45
Band 25	-	-	1.50
Band 0	-	-	1.55
Total	$15,687	11,946

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,313
Mortality & expense charges			(252)
Net investment income (loss)			1,061

Gain (loss) on investments:
Net realized gain (loss)			(3,654)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,083
Net gain (loss)			429

Increase (decrease) in net assets from operations			$1,490

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,061	$839
Net realized gain (loss)		(3,654)	(85)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,083	(3,768)

Increase (decrease) in net assets from operations		1,490	(3,014)

Contract owner transactions:
Proceeds from units sold		13,297	525
Cost of units redeemed		(12,565)	(141)
Account charges		(1)	(1)
Increase (decrease)		731	383
Net increase (decrease)		2,221	(2,631)
Net assets, beginning		13,466	16,097
Net assets, ending		$15,687	$13,466

Units sold		10,911	405
Units redeemed		(10,342)	(122)
Net increase (decrease)		569	283
Units outstanding, beginning		11,377	11,094
Units outstanding, ending		11,946	11,377

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,967,380
Cost of units redeemed/account charges			(3,132,951)
Net investment income (loss)			257,601
Net realized gain (loss)			(95,243)
Realized gain distributions			18,628
Net change in unrealized appreciation (depreciation)			272
Net assets			$15,687
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	12	$16	1.25%	10.9%	12/31/2023	$1.36	0	$0	1.00%	11.2%	12/31/2023	$1.40	0	$0	0.75%	11.5%
12/31/2022	1.18	11	13	1.25%	-18.4%	12/31/2022	1.22	0	0	1.00%	-18.2%	12/31/2022	1.26	0	0	0.75%	-18.0%
12/31/2021	1.45	11	16	1.25%	-3.6%	12/31/2021	1.49	0	0	1.00%	-3.3%	12/31/2021	1.53	0	0	0.75%	-3.1%
12/31/2020	1.50	2	2	1.25%	4.8%	12/31/2020	1.54	0	0	1.00%	5.1%	12/31/2020	1.58	0	0	0.75%	5.4%
12/31/2019	1.44	17	24	1.25%	15.0%	12/31/2019	1.47	0	0	1.00%	15.2%	12/31/2019	1.50	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	11.8%	12/31/2023	$1.50	0	$0	0.25%	12.1%	12/31/2023	$1.55	0	$0	0.00%	12.3%
12/31/2022	1.30	0	0	0.50%	-17.8%	12/31/2022	1.34	0	0	0.25%	-17.6%	12/31/2022	1.38	0	0	0.00%	-17.4%
12/31/2021	1.58	0	0	0.50%	-2.9%	12/31/2021	1.62	0	0	0.25%	-2.6%	12/31/2021	1.67	0	0	0.00%	-2.4%
12/31/2020	1.62	0	0	0.50%	5.6%	12/31/2020	1.67	0	0	0.25%	5.9%	12/31/2020	1.71	0	0	0.00%	6.2%
12/31/2019	1.54	0	0	0.50%	15.8%	12/31/2019	1.57	0	0	0.25%	16.1%	12/31/2019	1.61	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	9.0%
2022	6.8%
2021	1.2%
2020	3.7%
2019	5.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,157	$6,430	688
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$6,160

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,160	5,863	$1.05
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.16
Band 25	-	-	1.20
Band 0	-	-	1.24
Total	$6,160	5,863

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$353
Mortality & expense charges			(10)
Net investment income (loss)			343

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(273)
Net gain (loss)			(273)

Increase (decrease) in net assets from operations			$70

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$343	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(273)	-

Increase (decrease) in net assets from operations		70	-

Contract owner transactions:
Proceeds from units sold		6,090	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		6,090	-
Net increase (decrease)		6,160	-
Net assets, beginning		-	-
Net assets, ending		$6,160	$-

Units sold		5,863	-
Units redeemed		-	-
Net increase (decrease)		5,863	-
Units outstanding, beginning		-	-
Units outstanding, ending		5,863	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,090
Cost of units redeemed/account charges			-
Net investment income (loss)			343
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(273)
Net assets			$6,160
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	6	$6	1.25%	4.3%	12/31/2023	$1.09	0	$0	1.00%	4.6%	12/31/2023	$1.12	0	$0	0.75%	4.8%
12/31/2022	1.01	0	0	1.25%	-5.6%	12/31/2022	1.04	0	0	1.00%	-5.4%	12/31/2022	1.07	0	0	0.75%	-5.1%
12/31/2021	1.07	0	0	1.25%	2.1%	12/31/2021	1.10	0	0	1.00%	2.4%	12/31/2021	1.13	0	0	0.75%	2.6%
12/31/2020	1.04	0	0	1.25%	0.2%	12/31/2020	1.07	0	0	1.00%	0.5%	12/31/2020	1.10	0	0	0.75%	0.7%
12/31/2019	1.04	0	0	1.25%	4.5%	12/31/2019	1.07	0	0	1.00%	4.7%	12/31/2019	1.09	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	0.50%	5.1%	12/31/2023	$1.20	0	$0	0.25%	5.4%	12/31/2023	$1.24	0	$0	0.00%	5.6%
12/31/2022	1.10	0	0	0.50%	-4.9%	12/31/2022	1.14	0	0	0.25%	-4.6%	12/31/2022	1.17	0	0	0.00%	-4.4%
12/31/2021	1.16	0	0	0.50%	2.9%	12/31/2021	1.19	0	0	0.25%	3.1%	12/31/2021	1.23	0	0	0.00%	3.4%
12/31/2020	1.13	0	0	0.50%	1.0%	12/31/2020	1.16	0	0	0.25%	1.2%	12/31/2020	1.19	0	0	0.00%	1.5%
12/31/2019	1.12	0	0	0.50%	5.3%	12/31/2019	1.14	0	0	0.25%	5.5%	12/31/2019	1.17	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	11.5%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Payden Kravitz Cash Balance Plan Fund Advisor Class - 06-467 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.12
Band 75	-	-	1.16
Band 50	-	-	1.20
Band 25	-	-	1.24
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	1.25%	4.5%	12/31/2023	$1.12	0	$0	1.00%	4.8%	12/31/2023	$1.16	0	$0	0.75%	5.0%
12/31/2022	1.04	0	0	1.25%	-5.3%	12/31/2022	1.07	0	0	1.00%	-5.1%	12/31/2022	1.10	0	0	0.75%	-4.8%
12/31/2021	1.10	0	0	1.25%	2.3%	12/31/2021	1.13	0	0	1.00%	2.6%	12/31/2021	1.16	0	0	0.75%	2.9%
12/31/2020	1.07	0	0	1.25%	0.5%	12/31/2020	1.10	0	0	1.00%	0.8%	12/31/2020	1.13	0	0	0.75%	1.0%
12/31/2019	1.07	0	0	1.25%	4.7%	12/31/2019	1.09	0	0	1.00%	5.0%	12/31/2019	1.12	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	5.3%	12/31/2023	$1.24	0	$0	0.25%	5.6%	12/31/2023	$1.28	0	$0	0.00%	5.8%
12/31/2022	1.14	0	0	0.50%	-4.6%	12/31/2022	1.17	0	0	0.25%	-4.4%	12/31/2022	1.21	0	0	0.00%	-4.1%
12/31/2021	1.19	0	0	0.50%	3.1%	12/31/2021	1.23	0	0	0.25%	3.4%	12/31/2021	1.26	0	0	0.00%	3.6%
12/31/2020	1.16	0	0	0.50%	1.3%	12/31/2020	1.19	0	0	0.25%	1.5%	12/31/2020	1.22	0	0	0.00%	1.8%
12/31/2019	1.14	0	0	0.50%	5.5%	12/31/2019	1.17	0	0	0.25%	5.7%	12/31/2019	1.20	0	0	0.00%	6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Oak Ridge Sm Cap Gr Fund I Class - 06-627 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.42
Band 100	-	-	2.49
Band 75	-	-	2.56
Band 50	-	-	2.64
Band 25	-	-	2.72
Band 0	-	-	2.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,967,393
Cost of units redeemed/account charges			(14,188,013)
Net investment income (loss)			(317,968)
Net realized gain (loss)			(2,207,223)
Realized gain distributions			4,745,811
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.42	0	$0	1.25%	23.5%	12/31/2023	$2.49	0	$0	1.00%	23.8%	12/31/2023	$2.56	0	$0	0.75%	24.1%
12/31/2022	1.96	0	0	1.25%	-27.8%	12/31/2022	2.01	0	0	1.00%	-27.6%	12/31/2022	2.07	0	0	0.75%	-27.4%
12/31/2021	2.71	0	0	1.25%	9.0%	12/31/2021	2.78	0	0	1.00%	9.3%	12/31/2021	2.85	0	0	0.75%	9.6%
12/31/2020	2.49	93	231	1.25%	28.6%	12/31/2020	2.54	0	0	1.00%	29.0%	12/31/2020	2.60	0	0	0.75%	29.3%
12/31/2019	1.93	75	145	1.25%	21.2%	12/31/2019	1.97	0	0	1.00%	21.5%	12/31/2019	2.01	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.64	0	$0	0.50%	24.4%	12/31/2023	$2.72	0	$0	0.25%	24.7%	12/31/2023	$2.80	0	$0	0.00%	25.0%
12/31/2022	2.12	0	0	0.50%	-27.2%	12/31/2022	2.18	0	0	0.25%	-27.0%	12/31/2022	2.24	0	0	0.00%	-26.9%
12/31/2021	2.92	0	0	0.50%	9.9%	12/31/2021	2.99	0	0	0.25%	10.1%	12/31/2021	3.06	0	0	0.00%	10.4%
12/31/2020	2.65	0	0	0.50%	29.6%	12/31/2020	2.71	0	0	0.25%	29.9%	12/31/2020	2.77	0	0	0.00%	30.2%
12/31/2019	2.05	0	0	0.50%	22.1%	12/31/2019	2.09	0	0	0.25%	22.4%	12/31/2019	2.13	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund A Class - 06-834

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,086,482	$3,285,591	370,430
Receivables: investments sold	17,728
Payables: investments purchased	-
Net assets	$3,104,210

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,535,487	2,350,254	$1.08
Band 100	324,622	292,652	1.11
Band 75	-	-	1.14
Band 50	244,101	208,159	1.17
Band 25	-	-	1.21
Band 0	-	-	1.24
Total	$3,104,210	2,851,065

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$103,158
Mortality & expense charges			(35,252)
Net investment income (loss)			67,906

Gain (loss) on investments:
Net realized gain (loss)			(268,212)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			409,025
Net gain (loss)			140,813

Increase (decrease) in net assets from operations			$208,719

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$67,906	$33,618
Net realized gain (loss)		(268,212)	(243,078)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		409,025	(507,603)

Increase (decrease) in net assets from operations		208,719	(717,063)

Contract owner transactions:
Proceeds from units sold		765,642	2,217,458
Cost of units redeemed		(1,939,742)	(2,211,892)
Account charges		(6,159)	(12,398)
Increase (decrease)		(1,180,259)	(6,832)
Net increase (decrease)		(971,540)	(723,895)
Net assets, beginning		4,075,750	4,799,645
Net assets, ending		$3,104,210	$4,075,750

Units sold		741,557	2,057,255
Units redeemed		(1,840,502)	(2,030,104)
Net increase (decrease)		(1,098,945)	27,151
Units outstanding, beginning		3,950,010	3,922,859
Units outstanding, ending		2,851,065	3,950,010

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$37,321,134
Cost of units redeemed/account charges			(35,396,234)
Net investment income (loss)			1,412,287
Net realized gain (loss)			(372,168)
Realized gain distributions			338,300
Net change in unrealized appreciation (depreciation)			(199,109)
Net assets			$3,104,210
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	2,350	$2,535	1.25%	5.3%	12/31/2023	$1.11	293	$325	1.00%	5.6%	12/31/2023	$1.14	0	$0	0.75%	5.9%
12/31/2022	1.02	3,346	3,427	1.25%	-15.7%	12/31/2022	1.05	338	355	1.00%	-15.5%	12/31/2022	1.08	0	0	0.75%	-15.2%
12/31/2021	1.21	3,268	3,969	1.25%	-0.9%	12/31/2021	1.24	354	440	1.00%	-0.6%	12/31/2021	1.27	0	0	0.75%	-0.4%
12/31/2020	1.22	3,632	4,449	1.25%	7.2%	12/31/2020	1.25	390	488	1.00%	7.4%	12/31/2020	1.28	0	0	0.75%	7.7%
12/31/2019	1.14	4,186	4,786	1.25%	7.6%	12/31/2019	1.16	388	452	1.00%	7.9%	12/31/2019	1.18	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	208	$244	0.50%	6.1%	12/31/2023	$1.21	0	$0	0.25%	6.4%	12/31/2023	$1.24	0	$0	0.00%	6.7%
12/31/2022	1.10	267	294	0.50%	-15.0%	12/31/2022	1.13	0	0	0.25%	-14.8%	12/31/2022	1.16	0	0	0.00%	-14.6%
12/31/2021	1.30	300	391	0.50%	-0.1%	12/31/2021	1.33	0	0	0.25%	0.1%	12/31/2021	1.36	0	0	0.00%	0.4%
12/31/2020	1.30	435	566	0.50%	8.0%	12/31/2020	1.33	0	0	0.25%	8.2%	12/31/2020	1.36	1,206	1,635	0.00%	8.5%
12/31/2019	1.21	685	826	0.50%	8.4%	12/31/2019	1.23	0	0	0.25%	8.7%	12/31/2019	1.25	1,096	1,370	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	1.9%
2021	2.0%
2020	3.0%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund Y Class - 06-823

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,551,498	$7,254,623	792,119
Receivables: investments sold	15,225
Payables: investments purchased	-
Net assets	$6,566,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,566,723	5,887,268	$1.12
Band 100	-	-	1.15
Band 75	-	-	1.18
Band 50	-	-	1.21
Band 25	-	-	1.25
Band 0	-	-	1.28
Total	$6,566,723	5,887,268

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$271,026
Mortality & expense charges			(89,690)
Net investment income (loss)			181,336

Gain (loss) on investments:
Net realized gain (loss)			(454,190)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			688,491
Net gain (loss)			234,301

Increase (decrease) in net assets from operations			$415,637

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$181,336	$107,568
Net realized gain (loss)		(454,190)	(980,707)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		688,491	(991,957)

Increase (decrease) in net assets from operations		415,637	(1,865,096)

Contract owner transactions:
Proceeds from units sold		949,789	4,150,235
Cost of units redeemed		(3,195,883)	(8,690,014)
Account charges		(9,910)	(17,875)
Increase (decrease)		(2,256,004)	(4,557,654)
Net increase (decrease)		(1,840,367)	(6,422,750)
Net assets, beginning		8,407,090	14,829,840
Net assets, ending		$6,566,723	$8,407,090

Units sold		895,614	3,695,845
Units redeemed		(2,970,586)	(7,627,116)
Net increase (decrease)		(2,074,972)	(3,931,271)
Units outstanding, beginning		7,962,240	11,893,511
Units outstanding, ending		5,887,268	7,962,240

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$156,434,929
Cost of units redeemed/account charges			(156,519,032)
Net investment income (loss)			5,822,283
Net realized gain (loss)			(110,868)
Realized gain distributions			1,642,536
Net change in unrealized appreciation (depreciation)			(703,125)
Net assets			$6,566,723
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	5,887	$6,567	1.25%	5.6%	12/31/2023	$1.15	0	$0	1.00%	5.9%	12/31/2023	$1.18	0	$0	0.75%	6.2%
12/31/2022	1.06	7,962	8,407	1.25%	-15.3%	12/31/2022	1.08	0	0	1.00%	-15.1%	12/31/2022	1.11	0	0	0.75%	-14.9%
12/31/2021	1.25	11,894	14,830	1.25%	-0.5%	12/31/2021	1.28	0	0	1.00%	-0.3%	12/31/2021	1.31	0	0	0.75%	0.0%
12/31/2020	1.25	45,541	57,081	1.25%	7.5%	12/31/2020	1.28	0	0	1.00%	7.8%	12/31/2020	1.31	0	0	0.75%	8.1%
12/31/2019	1.17	49,739	57,986	1.25%	7.9%	12/31/2019	1.19	0	0	1.00%	8.2%	12/31/2019	1.21	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	6.4%	12/31/2023	$1.25	0	$0	0.25%	6.7%	12/31/2023	$1.28	0	$0	0.00%	7.0%
12/31/2022	1.14	0	0	0.50%	-14.7%	12/31/2022	1.17	0	0	0.25%	-14.5%	12/31/2022	1.20	0	0	0.00%	-14.3%
12/31/2021	1.34	0	0	0.50%	0.2%	12/31/2021	1.37	0	0	0.25%	0.5%	12/31/2021	1.40	0	0	0.00%	0.7%
12/31/2020	1.33	0	0	0.50%	8.3%	12/31/2020	1.36	0	0	0.25%	8.6%	12/31/2020	1.39	0	0	0.00%	8.9%
12/31/2019	1.23	0	0	0.50%	8.8%	12/31/2019	1.25	0	0	0.25%	9.0%	12/31/2019	1.27	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.1%
2021	2.7%
2020	3.1%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Dynamic Credit Fund A Class - 06-022

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,675	$2,580	332
Receivables: investments sold	1
Payables: investments purchased	-
Net assets	$2,676

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,676	2,325	$1.15
Band 100	-	-	1.18
Band 75	-	-	1.21
Band 50	-	-	1.25
Band 25	-	-	1.28
Band 0	-	-	1.31
Total	$2,676	2,325

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$119
Mortality & expense charges			(25)
Net investment income (loss)			94

Gain (loss) on investments:
Net realized gain (loss)			(27)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			96
Net gain (loss)			69

Increase (decrease) in net assets from operations			$163

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$94	$6
Net realized gain (loss)		(27)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		96	(1)

Increase (decrease) in net assets from operations		163	5

Contract owner transactions:
Proceeds from units sold		3,222	850
Cost of units redeemed		(1,552)	-
Account charges		(12)	-
Increase (decrease)		1,658	850
Net increase (decrease)		1,821	855
Net assets, beginning		855	-
Net assets, ending		$2,676	$855

Units sold		2,957	809
Units redeemed		(1,441)	-
Net increase (decrease)		1,516	809
Units outstanding, beginning		809	-
Units outstanding, ending		2,325	809

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,284
Cost of units redeemed/account charges			(2,805)
Net investment income (loss)			164
Net realized gain (loss)			(62)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			95
Net assets			$2,676
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	2	$3	1.25%	8.9%	12/31/2023	$1.18	0	$0	1.00%	9.2%	12/31/2023	$1.21	0	$0	0.75%	9.5%
12/31/2022	1.06	1	1	1.25%	-12.5%	12/31/2022	1.08	0	0	1.00%	-12.3%	12/31/2022	1.11	0	0	0.75%	-12.1%
12/31/2021	1.21	0	0	1.25%	4.0%	12/31/2021	1.23	0	0	1.00%	4.3%	12/31/2021	1.26	0	0	0.75%	4.6%
12/31/2020	1.16	0	0	1.25%	2.2%	12/31/2020	1.18	0	0	1.00%	2.4%	12/31/2020	1.21	0	0	0.75%	2.7%
12/31/2019	1.14	1	1	1.25%	8.0%	12/31/2019	1.15	0	0	1.00%	8.2%	12/31/2019	1.17	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	9.7%	12/31/2023	$1.28	0	$0	0.25%	10.0%	12/31/2023	$1.31	0	$0	0.00%	10.3%
12/31/2022	1.14	0	0	0.50%	-11.8%	12/31/2022	1.16	0	0	0.25%	-11.6%	12/31/2022	1.19	0	0	0.00%	-11.4%
12/31/2021	1.29	0	0	0.50%	4.8%	12/31/2021	1.32	0	0	0.25%	5.1%	12/31/2021	1.34	0	0	0.00%	5.3%
12/31/2020	1.23	0	0	0.50%	3.0%	12/31/2020	1.25	0	0	0.25%	3.2%	12/31/2020	1.28	0	0	0.00%	3.5%
12/31/2019	1.19	0	0	0.50%	8.8%	12/31/2019	1.21	0	0	0.25%	9.1%	12/31/2019	1.23	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.7%
2022	1.6%
2021	0.0%
2020	5.5%
2019	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Dynamic Credit Fund Y Class - 06-021 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.22
Band 75	-	-	1.25
Band 50	-	-	1.29
Band 25	-	-	1.32
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	1.25%	9.2%	12/31/2023	$1.22	0	$0	1.00%	9.5%	12/31/2023	$1.25	0	$0	0.75%	9.8%
12/31/2022	1.09	0	0	1.25%	-12.2%	12/31/2022	1.12	0	0	1.00%	-11.9%	12/31/2022	1.14	0	0	0.75%	-11.7%
12/31/2021	1.24	0	0	1.25%	4.3%	12/31/2021	1.27	0	0	1.00%	4.6%	12/31/2021	1.29	0	0	0.75%	4.9%
12/31/2020	1.19	0	0	1.25%	2.5%	12/31/2020	1.21	0	0	1.00%	2.8%	12/31/2020	1.23	0	0	0.75%	3.0%
12/31/2019	1.16	0	0	1.25%	8.4%	12/31/2019	1.18	0	0	1.00%	8.7%	12/31/2019	1.20	0	0	0.75%	9.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	10.0%	12/31/2023	$1.32	0	$0	0.25%	10.3%	12/31/2023	$1.36	0	$0	0.00%	10.6%
12/31/2022	1.17	0	0	0.50%	-11.5%	12/31/2022	1.20	0	0	0.25%	-11.3%	12/31/2022	1.23	0	0	0.00%	-11.1%
12/31/2021	1.32	0	0	0.50%	5.1%	12/31/2021	1.35	0	0	0.25%	5.4%	12/31/2021	1.38	0	0	0.00%	5.7%
12/31/2020	1.26	0	0	0.50%	3.3%	12/31/2020	1.28	0	0	0.25%	3.6%	12/31/2020	1.31	0	0	0.00%	3.8%
12/31/2019	1.22	0	0	0.50%	9.2%	12/31/2019	1.24	0	0	0.25%	9.5%	12/31/2019	1.26	0	0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund A Class - 06-327

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,000,965	$3,383,943	99,886
Receivables: investments sold	6,606
Payables: investments purchased	-
Net assets	$3,007,571

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,291,537	936,679	$2.45
Band 100	344,308	135,173	2.55
Band 75	-	-	2.65
Band 50	371,726	134,634	2.76
Band 25	-	-	2.87
Band 0	-	-	2.99
Total	$3,007,571	1,206,486

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$52,440
Mortality & expense charges			(35,442)
Net investment income (loss)			16,998

Gain (loss) on investments:
Net realized gain (loss)			(34,486)
Realized gain distributions			415,925
Net change in unrealized appreciation (depreciation)			(211,138)
Net gain (loss)			170,301

Increase (decrease) in net assets from operations			$187,299

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,998	$31,245
Net realized gain (loss)		(34,486)	95,311
Realized gain distributions		415,925	340,847
Net change in unrealized appreciation (depreciation)		(211,138)	(885,609)

Increase (decrease) in net assets from operations		187,299	(418,206)

Contract owner transactions:
Proceeds from units sold		132,382	341,797
Cost of units redeemed		(842,869)	(1,088,252)
Account charges		(3,818)	(4,223)
Increase (decrease)		(714,305)	(750,678)
Net increase (decrease)		(527,006)	(1,168,884)
Net assets, beginning		3,534,577	4,703,461
Net assets, ending		$3,007,571	$3,534,577

Units sold		57,501	141,874
Units redeemed		(347,393)	(449,326)
Net increase (decrease)		(289,892)	(307,452)
Units outstanding, beginning		1,496,378	1,803,830
Units outstanding, ending		1,206,486	1,496,378

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,666,266
Cost of units redeemed/account charges			(10,790,751)
Net investment income (loss)			257,738
Net realized gain (loss)			308,253
Realized gain distributions			1,949,043
Net change in unrealized appreciation (depreciation)			(382,978)
Net assets			$3,007,571
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.45	937	$2,292	1.25%	6.1%	12/31/2023	$2.55	135	$344	1.00%	6.3%	12/31/2023	$2.65	0	$0	0.75%	6.6%
12/31/2022	2.31	1,101	2,541	1.25%	-9.3%	12/31/2022	2.40	143	342	1.00%	-9.1%	12/31/2022	2.49	0	0	0.75%	-8.9%
12/31/2021	2.54	1,305	3,321	1.25%	24.0%	12/31/2021	2.64	148	391	1.00%	24.3%	12/31/2021	2.73	0	0	0.75%	24.6%
12/31/2020	2.05	1,195	2,453	1.25%	-1.4%	12/31/2020	2.12	169	359	1.00%	-1.2%	12/31/2020	2.19	0	0	0.75%	-0.9%
12/31/2019	2.08	1,352	2,815	1.25%	23.9%	12/31/2019	2.15	194	416	1.00%	24.2%	12/31/2019	2.21	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.76	135	$372	0.50%	6.8%	12/31/2023	$2.87	0	$0	0.25%	7.1%	12/31/2023	$2.99	0	$0	0.00%	7.4%
12/31/2022	2.58	252	652	0.50%	-8.7%	12/31/2022	2.68	0	0	0.25%	-8.4%	12/31/2022	2.79	0	0	0.00%	-8.2%
12/31/2021	2.83	350	992	0.50%	24.9%	12/31/2021	2.93	0	0	0.25%	25.2%	12/31/2021	3.04	0	0	0.00%	25.6%
12/31/2020	2.26	353	800	0.50%	-0.7%	12/31/2020	2.34	0	0	0.25%	-0.4%	12/31/2020	2.42	17	40	0.00%	-0.2%
12/31/2019	2.28	561	1,280	0.50%	24.8%	12/31/2019	2.35	0	0	0.25%	25.1%	12/31/2019	2.42	7	18	0.00%	25.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.8%
2021	1.5%
2020	1.6%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund Y Class - 06-828

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,696,182	$27,225,700	804,077
Receivables: investments sold	21,154
Payables: investments purchased	-
Net assets	$24,717,336

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,562,538	8,103,488	$2.66
Band 100	-	-	2.74
Band 75	-	-	2.81
Band 50	-	-	2.89
Band 25	-	-	2.97
Band 0	3,154,798	1,031,778	3.06
Total	$24,717,336	9,135,266

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$452,569
Mortality & expense charges			(273,662)
Net investment income (loss)			178,907

Gain (loss) on investments:
Net realized gain (loss)			(164,417)
Realized gain distributions			3,368,759
Net change in unrealized appreciation (depreciation)			(1,888,637)
Net gain (loss)			1,315,705

Increase (decrease) in net assets from operations			$1,494,612

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$178,907	$276,083
Net realized gain (loss)		(164,417)	567,141
Realized gain distributions		3,368,759	2,648,292
Net change in unrealized appreciation (depreciation)		(1,888,637)	(6,849,802)

Increase (decrease) in net assets from operations		1,494,612	(3,358,286)

Contract owner transactions:
Proceeds from units sold		1,050,788	1,605,650
Cost of units redeemed		(4,534,799)	(8,360,207)
Account charges		(5,830)	(8,643)
Increase (decrease)		(3,489,841)	(6,763,200)
Net increase (decrease)		(1,995,229)	(10,121,486)
Net assets, beginning		26,712,565	36,834,051
Net assets, ending		$24,717,336	$26,712,565

Units sold		486,901	648,246
Units redeemed		(1,874,545)	(3,318,045)
Net increase (decrease)		(1,387,644)	(2,669,799)
Units outstanding, beginning		10,522,910	13,192,709
Units outstanding, ending		9,135,266	10,522,910

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$59,047,926
Cost of units redeemed/account charges			(49,640,684)
Net investment income (loss)			2,132,318
Net realized gain (loss)			2,502,867
Realized gain distributions			13,204,427
Net change in unrealized appreciation (depreciation)			(2,529,518)
Net assets			$24,717,336
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.66	8,103	$21,563	1.25%	6.3%	12/31/2023	$2.74	0	$0	1.00%	6.5%	12/31/2023	$2.81	0	$0	0.75%	6.8%
12/31/2022	2.50	9,442	23,640	1.25%	-9.2%	12/31/2022	2.57	0	0	1.00%	-9.0%	12/31/2022	2.63	0	0	0.75%	-8.7%
12/31/2021	2.76	11,804	32,543	1.25%	24.3%	12/31/2021	2.82	0	0	1.00%	24.6%	12/31/2021	2.89	0	0	0.75%	24.9%
12/31/2020	2.22	13,607	30,188	1.25%	-1.1%	12/31/2020	2.26	0	0	1.00%	-0.9%	12/31/2020	2.31	0	0	0.75%	-0.7%
12/31/2019	2.24	14,751	33,105	1.25%	24.2%	12/31/2019	2.28	0	0	1.00%	24.5%	12/31/2019	2.33	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.89	0	$0	0.50%	7.1%	12/31/2023	$2.97	0	$0	0.25%	7.3%	12/31/2023	$3.06	1,032	$3,155	0.00%	7.6%
12/31/2022	2.70	0	0	0.50%	-8.5%	12/31/2022	2.77	0	0	0.25%	-8.3%	12/31/2022	2.84	1,081	3,072	0.00%	-8.0%
12/31/2021	2.95	0	0	0.50%	25.2%	12/31/2021	3.02	0	0	0.25%	25.5%	12/31/2021	3.09	1,389	4,291	0.00%	25.8%
12/31/2020	2.36	0	0	0.50%	-0.4%	12/31/2020	2.41	0	0	0.25%	-0.2%	12/31/2020	2.46	1,503	3,692	0.00%	0.1%
12/31/2019	2.37	0	0	0.50%	25.1%	12/31/2019	2.41	0	0	0.25%	25.4%	12/31/2019	2.45	1,687	4,139	0.00%	25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	2.0%
2021	1.7%
2020	1.7%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fund A Class - 06-833

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,748,512	$1,628,412	49,240
Receivables: investments sold	47,783
Payables: investments purchased	-
Net assets	$1,796,295

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,786,356	471,613	$3.79
Band 100	9,939	2,552	3.89
Band 75	-	-	4.00
Band 50	-	-	4.12
Band 25	-	-	4.23
Band 0	-	-	4.35
Total	$1,796,295	474,165

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,301
Mortality & expense charges			(19,515)
Net investment income (loss)			(6,214)

Gain (loss) on investments:
Net realized gain (loss)			(11,785)
Realized gain distributions			39,678
Net change in unrealized appreciation (depreciation)			348,441
Net gain (loss)			376,334

Increase (decrease) in net assets from operations			$370,120

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,214)	$(8,773)
Net realized gain (loss)		(11,785)	(27,422)
Realized gain distributions		39,678	46,314
Net change in unrealized appreciation (depreciation)		348,441	(299,949)

Increase (decrease) in net assets from operations		370,120	(289,830)

Contract owner transactions:
Proceeds from units sold		306,482	801,066
Cost of units redeemed		(239,362)	(262,671)
Account charges		(135)	(153)
Increase (decrease)		66,985	538,242
Net increase (decrease)		437,105	248,412
Net assets, beginning		1,359,190	1,110,778
Net assets, ending		$1,796,295	$1,359,190

Units sold		90,223	244,283
Units redeemed		(71,979)	(84,470)
Net increase (decrease)		18,244	159,813
Units outstanding, beginning		455,921	296,108
Units outstanding, ending		474,165	455,921

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,255,124
Cost of units redeemed/account charges			(944,566)
Net investment income (loss)			(29,860)
Net realized gain (loss)			(44,293)
Realized gain distributions			439,790
Net change in unrealized appreciation (depreciation)			120,100
Net assets			$1,796,295
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.79	472	$1,786	1.25%	27.1%	12/31/2023	$3.89	3	$10	1.00%	27.4%	12/31/2023	$4.00	0	$0	0.75%	27.8%
12/31/2022	2.98	447	1,332	1.25%	-20.5%	12/31/2022	3.06	9	27	1.00%	-20.3%	12/31/2022	3.13	0	0	0.75%	-20.1%
12/31/2021	3.75	281	1,051	1.25%	26.2%	12/31/2021	3.83	16	59	1.00%	26.5%	12/31/2021	3.92	0	0	0.75%	26.9%
12/31/2020	2.97	240	713	1.25%	22.4%	12/31/2020	3.03	16	48	1.00%	22.7%	12/31/2020	3.09	0	0	0.75%	23.0%
12/31/2019	2.43	101	244	1.25%	29.4%	12/31/2019	2.47	17	42	1.00%	29.7%	12/31/2019	2.51	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.12	0	$0	0.50%	28.1%	12/31/2023	$4.23	0	$0	0.25%	28.4%	12/31/2023	$4.35	0	$0	0.00%	28.7%
12/31/2022	3.21	0	0	0.50%	-19.9%	12/31/2022	3.30	0	0	0.25%	-19.7%	12/31/2022	3.38	0	0	0.00%	-19.5%
12/31/2021	4.01	0	0	0.50%	27.2%	12/31/2021	4.10	0	0	0.25%	27.5%	12/31/2021	4.20	0	0	0.00%	27.8%
12/31/2020	3.15	0	0	0.50%	23.3%	12/31/2020	3.22	0	0	0.25%	23.6%	12/31/2020	3.29	0	0	0.00%	23.9%
12/31/2019	2.56	0	0	0.50%	30.3%	12/31/2019	2.61	0	0	0.25%	30.7%	12/31/2019	2.65	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.6%
2021	0.1%
2020	0.3%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fund VCT Portfolio I Class - 06-590

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,585,134	$2,534,748	160,061
Receivables: investments sold	-
Payables: investments purchased	(22,554)
Net assets	$2,562,580

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,562,580	502,997	$5.09
Band 100	-	-	5.36
Band 75	-	-	5.64
Band 50	-	-	5.93
Band 25	-	-	6.24
Band 0	-	-	7.13
Total	$2,562,580	502,997

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$20,945
Mortality & expense charges			(30,439)
Net investment income (loss)			(9,494)

Gain (loss) on investments:
Net realized gain (loss)			(27,248)
Realized gain distributions			102,743
Net change in unrealized appreciation (depreciation)			536,475
Net gain (loss)			611,970

Increase (decrease) in net assets from operations			$602,476

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,494)	$(14,119)
Net realized gain (loss)		(27,248)	14,843
Realized gain distributions		102,743	375,392
Net change in unrealized appreciation (depreciation)		536,475	(942,747)

Increase (decrease) in net assets from operations		602,476	(566,631)

Contract owner transactions:
Proceeds from units sold		116,149	290,830
Cost of units redeemed		(406,190)	(395,523)
Account charges		(2,605)	(1,948)
Increase (decrease)		(292,646)	(106,641)
Net increase (decrease)		309,830	(673,272)
Net assets, beginning		2,252,750	2,926,022
Net assets, ending		$2,562,580	$2,252,750

Units sold		28,600	69,241
Units redeemed		(88,648)	(87,642)
Net increase (decrease)		(60,048)	(18,401)
Units outstanding, beginning		563,045	581,446
Units outstanding, ending		502,997	563,045

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,615,445
Cost of units redeemed/account charges			(22,697,068)
Net investment income (loss)			308,560
Net realized gain (loss)			(507,064)
Realized gain distributions			2,792,321
Net change in unrealized appreciation (depreciation)			50,386
Net assets			$2,562,580
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.09	503	$2,563	1.25%	27.3%	12/31/2023	$5.36	0	$0	1.00%	27.7%	12/31/2023	$5.64	0	$0	0.75%	28.0%
12/31/2022	4.00	563	2,253	1.25%	-20.5%	12/31/2022	4.20	0	0	1.00%	-20.3%	12/31/2022	4.41	0	0	0.75%	-20.1%
12/31/2021	5.03	581	2,926	1.25%	26.4%	12/31/2021	5.27	0	0	1.00%	26.7%	12/31/2021	5.51	0	0	0.75%	27.0%
12/31/2020	3.98	706	2,811	1.25%	22.7%	12/31/2020	4.16	0	0	1.00%	23.0%	12/31/2020	4.34	0	0	0.75%	23.4%
12/31/2019	3.24	440	1,428	1.25%	29.7%	12/31/2019	3.38	0	0	1.00%	30.0%	12/31/2019	3.52	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.93	0	$0	0.50%	28.3%	12/31/2023	$6.24	0	$0	0.25%	28.6%	12/31/2023	$7.13	0	$0	0.00%	28.9%
12/31/2022	4.62	0	0	0.50%	-19.9%	12/31/2022	4.85	0	0	0.25%	-19.7%	12/31/2022	5.53	0	0	0.00%	-19.5%
12/31/2021	5.77	0	0	0.50%	27.3%	12/31/2021	6.04	0	0	0.25%	27.7%	12/31/2021	6.86	0	0	0.00%	28.0%
12/31/2020	4.53	0	0	0.50%	23.7%	12/31/2020	4.73	0	0	0.25%	24.0%	12/31/2020	5.36	0	0	0.00%	24.3%
12/31/2019	3.66	0	0	0.50%	30.7%	12/31/2019	3.82	0	0	0.25%	31.0%	12/31/2019	4.32	0	0	0.00%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.6%
2021	0.3%
2020	0.6%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund A Class - 06-628

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$422,690	$361,556	15,580
Receivables: investments sold	60,759
Payables: investments purchased	-
Net assets	$483,449

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$483,449	117,280	$4.12
Band 100	-	-	4.24
Band 75	-	-	4.37
Band 50	-	-	4.50
Band 25	-	-	4.63
Band 0	-	-	4.77
Total	$483,449	117,280

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(4,790)
Net investment income (loss)			(4,790)

Gain (loss) on investments:
Net realized gain (loss)			7,062
Realized gain distributions			15,942
Net change in unrealized appreciation (depreciation)			83,828
Net gain (loss)			106,832

Increase (decrease) in net assets from operations			$102,042

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,790)	$(3,578)
Net realized gain (loss)		7,062	(66,734)
Realized gain distributions		15,942	11,232
Net change in unrealized appreciation (depreciation)		83,828	(17,589)

Increase (decrease) in net assets from operations		102,042	(76,669)

Contract owner transactions:
Proceeds from units sold		209,972	241,157
Cost of units redeemed		(84,698)	(252,762)
Account charges		(590)	(465)
Increase (decrease)		124,684	(12,070)
Net increase (decrease)		226,726	(88,739)
Net assets, beginning		256,723	345,462
Net assets, ending		$483,449	$256,723

Units sold		57,640	75,342
Units redeemed		(22,050)	(79,669)
Net increase (decrease)		35,590	(4,327)
Units outstanding, beginning		81,690	86,017
Units outstanding, ending		117,280	81,690

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,563,299
Cost of units redeemed/account charges			(11,184,268)
Net investment income (loss)			(141,907)
Net realized gain (loss)			1,448,351
Realized gain distributions			736,840
Net change in unrealized appreciation (depreciation)			61,134
Net assets			$483,449
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.12	117	$483	1.25%	31.2%	12/31/2023	$4.24	0	$0	1.00%	31.5%	12/31/2023	$4.37	0	$0	0.75%	31.8%
12/31/2022	3.14	82	257	1.25%	-21.8%	12/31/2022	3.23	0	0	1.00%	-21.6%	12/31/2022	3.31	0	0	0.75%	-21.4%
12/31/2021	4.02	86	345	1.25%	21.9%	12/31/2021	4.11	0	0	1.00%	22.2%	12/31/2021	4.21	0	0	0.75%	22.5%
12/31/2020	3.30	118	389	1.25%	25.5%	12/31/2020	3.37	0	0	1.00%	25.8%	12/31/2020	3.44	0	0	0.75%	26.1%
12/31/2019	2.63	242	636	1.25%	32.2%	12/31/2019	2.68	0	0	1.00%	32.5%	12/31/2019	2.73	0	0	0.75%	32.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.50	0	$0	0.50%	32.2%	12/31/2023	$4.63	0	$0	0.25%	32.5%	12/31/2023	$4.77	0	$0	0.00%	32.8%
12/31/2022	3.40	0	0	0.50%	-21.2%	12/31/2022	3.49	0	0	0.25%	-21.0%	12/31/2022	3.59	0	0	0.00%	-20.8%
12/31/2021	4.32	0	0	0.50%	22.8%	12/31/2021	4.42	0	0	0.25%	23.1%	12/31/2021	4.53	0	0	0.00%	23.4%
12/31/2020	3.51	0	0	0.50%	26.4%	12/31/2020	3.59	0	0	0.25%	26.7%	12/31/2020	3.67	0	0	0.00%	27.0%
12/31/2019	2.78	0	0	0.50%	33.2%	12/31/2019	2.83	0	0	0.25%	33.5%	12/31/2019	2.89	5	15	0.00%	33.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund Y Class - 06-626

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,637,151	$2,347,572	82,497
Receivables: investments sold	-
Payables: investments purchased	(21,977)
Net assets	$2,615,174

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,615,174	613,911	$4.26
Band 100	-	-	4.39
Band 75	-	-	4.51
Band 50	-	-	4.65
Band 25	-	-	4.78
Band 0	-	-	4.92
Total	$2,615,174	613,911

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,395
Mortality & expense charges			(28,417)
Net investment income (loss)			(27,022)

Gain (loss) on investments:
Net realized gain (loss)			3,722
Realized gain distributions			85,615
Net change in unrealized appreciation (depreciation)			561,902
Net gain (loss)			651,239

Increase (decrease) in net assets from operations			$624,217

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,022)	$(29,020)
Net realized gain (loss)		3,722	(35,473)
Realized gain distributions		85,615	79,124
Net change in unrealized appreciation (depreciation)		561,902	(703,653)

Increase (decrease) in net assets from operations		624,217	(689,022)

Contract owner transactions:
Proceeds from units sold		207,326	249,657
Cost of units redeemed		(146,962)	(1,122,825)
Account charges		(119)	(561)
Increase (decrease)		60,245	(873,729)
Net increase (decrease)		684,462	(1,562,751)
Net assets, beginning		1,930,712	3,493,463
Net assets, ending		$2,615,174	$1,930,712

Units sold		55,928	72,557
Units redeemed		(37,896)	(322,476)
Net increase (decrease)		18,032	(249,919)
Units outstanding, beginning		595,879	845,798
Units outstanding, ending		613,911	595,879

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,742,203
Cost of units redeemed/account charges			(39,804,443)
Net investment income (loss)			(638,619)
Net realized gain (loss)			6,954,896
Realized gain distributions			5,071,558
Net change in unrealized appreciation (depreciation)			289,579
Net assets			$2,615,174
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.26	614	$2,615	1.25%	31.5%	12/31/2023	$4.39	0	$0	1.00%	31.8%	12/31/2023	$4.51	0	$0	0.75%	32.1%
12/31/2022	3.24	596	1,931	1.25%	-21.6%	12/31/2022	3.33	0	0	1.00%	-21.4%	12/31/2022	3.42	0	0	0.75%	-21.2%
12/31/2021	4.13	846	3,493	1.25%	22.2%	12/31/2021	4.23	0	0	1.00%	22.5%	12/31/2021	4.33	0	0	0.75%	22.8%
12/31/2020	3.38	3,588	12,126	1.25%	25.8%	12/31/2020	3.45	0	0	1.00%	26.1%	12/31/2020	3.53	0	0	0.75%	26.4%
12/31/2019	2.69	2,920	7,846	1.25%	32.6%	12/31/2019	2.74	0	0	1.00%	32.9%	12/31/2019	2.79	0	0	0.75%	33.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.65	0	$0	0.50%	32.5%	12/31/2023	$4.78	0	$0	0.25%	32.8%	12/31/2023	$4.92	0	$0	0.00%	33.1%
12/31/2022	3.51	0	0	0.50%	-21.0%	12/31/2022	3.60	0	0	0.25%	-20.8%	12/31/2022	3.70	0	0	0.00%	-20.6%
12/31/2021	4.44	0	0	0.50%	23.1%	12/31/2021	4.55	0	0	0.25%	23.4%	12/31/2021	4.66	0	0	0.00%	23.7%
12/31/2020	3.61	0	0	0.50%	26.7%	12/31/2020	3.68	0	0	0.25%	27.0%	12/31/2020	3.76	0	0	0.00%	27.4%
12/31/2019	2.84	0	0	0.50%	33.6%	12/31/2019	2.90	0	0	0.25%	33.9%	12/31/2019	2.96	604	1,786	0.00%	34.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%
2021	0.0%
2020	0.2%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer High Yield Fund A Class - 06-837

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$378,584	$405,635	44,436
Receivables: investments sold	455
Payables: investments purchased	-
Net assets	$379,039

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$239,615	171,030	$1.40
Band 100	59,252	41,132	1.44
Band 75	-	-	1.48
Band 50	80,172	52,645	1.52
Band 25	-	-	1.57
Band 0	-	-	1.61
Total	$379,039	264,807

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$21,456
Mortality & expense charges			(4,240)
Net investment income (loss)			17,216

Gain (loss) on investments:
Net realized gain (loss)			(19,372)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			37,127
Net gain (loss)			17,755

Increase (decrease) in net assets from operations			$34,971

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,216	$16,758
Net realized gain (loss)		(19,372)	(5,227)
Realized gain distributions		-	3,814
Net change in unrealized appreciation (depreciation)		37,127	(76,917)

Increase (decrease) in net assets from operations		34,971	(61,572)

Contract owner transactions:
Proceeds from units sold		30,053	65,484
Cost of units redeemed		(148,357)	(47,890)
Account charges		(139)	(93)
Increase (decrease)		(118,443)	17,501
Net increase (decrease)		(83,472)	(44,071)
Net assets, beginning		462,511	506,582
Net assets, ending		$379,039	$462,511

Units sold		21,095	49,477
Units redeemed		(108,536)	(38,587)
Net increase (decrease)		(87,441)	10,890
Units outstanding, beginning		352,248	341,358
Units outstanding, ending		264,807	352,248

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,875,322
Cost of units redeemed/account charges			(1,659,772)
Net investment income (loss)			200,610
Net realized gain (loss)			(45,629)
Realized gain distributions			35,559
Net change in unrealized appreciation (depreciation)			(27,051)
Net assets			$379,039
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	171	$240	1.25%	9.1%	12/31/2023	$1.44	41	$59	1.00%	9.4%	12/31/2023	$1.48	0	$0	0.75%	9.6%
12/31/2022	1.28	213	273	1.25%	-12.0%	12/31/2022	1.32	58	77	1.00%	-11.8%	12/31/2022	1.35	0	0	0.75%	-11.5%
12/31/2021	1.46	216	315	1.25%	4.4%	12/31/2021	1.49	64	96	1.00%	4.7%	12/31/2021	1.53	0	0	0.75%	5.0%
12/31/2020	1.40	238	333	1.25%	1.8%	12/31/2020	1.43	67	95	1.00%	2.0%	12/31/2020	1.45	0	0	0.75%	2.3%
12/31/2019	1.37	271	372	1.25%	12.7%	12/31/2019	1.40	70	98	1.00%	13.0%	12/31/2019	1.42	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	53	$80	0.50%	9.9%	12/31/2023	$1.57	0	$0	0.25%	10.2%	12/31/2023	$1.61	0	$0	0.00%	10.5%
12/31/2022	1.39	81	113	0.50%	-11.3%	12/31/2022	1.42	0	0	0.25%	-11.1%	12/31/2022	1.46	0	0	0.00%	-10.9%
12/31/2021	1.56	61	96	0.50%	5.2%	12/31/2021	1.60	0	0	0.25%	5.5%	12/31/2021	1.64	0	0	0.00%	5.8%
12/31/2020	1.48	61	90	0.50%	2.6%	12/31/2020	1.52	0	0	0.25%	2.8%	12/31/2020	1.55	0	0	0.00%	3.1%
12/31/2019	1.45	72	104	0.50%	13.5%	12/31/2019	1.47	0	0	0.25%	13.8%	12/31/2019	1.50	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.1%
2022	4.5%
2021	4.2%
2020	5.0%
2019	5.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer High Yield Fund Y Class - 06-829

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,864	$12,192	1,393
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$11,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,898	8,223	$1.45
Band 100	-	-	1.49
Band 75	-	-	1.53
Band 50	-	-	1.57
Band 25	-	-	1.62
Band 0	-	-	1.66
Total	$11,898	8,223

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$643
Mortality & expense charges			(142)
Net investment income (loss)			501

Gain (loss) on investments:
Net realized gain (loss)			(453)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			896
Net gain (loss)			443

Increase (decrease) in net assets from operations			$944

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$501	$385
Net realized gain (loss)		(453)	(318)
Realized gain distributions		-	78
Net change in unrealized appreciation (depreciation)		896	(1,501)

Increase (decrease) in net assets from operations		944	(1,356)

Contract owner transactions:
Proceeds from units sold		5,639	2,265
Cost of units redeemed		(4,289)	(2,558)
Account charges		(28)	(27)
Increase (decrease)		1,322	(320)
Net increase (decrease)		2,266	(1,676)
Net assets, beginning		9,632	11,308
Net assets, ending		$11,898	$9,632

Units sold		4,116	1,682
Units redeemed		(3,173)	(1,945)
Net increase (decrease)		943	(263)
Units outstanding, beginning		7,280	7,543
Units outstanding, ending		8,223	7,280

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$111,895
Cost of units redeemed/account charges			(108,763)
Net investment income (loss)			10,033
Net realized gain (loss)			(1,302)
Realized gain distributions			363
Net change in unrealized appreciation (depreciation)			(328)
Net assets			$11,898
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	8	$12	1.25%	9.4%	12/31/2023	$1.49	0	$0	1.00%	9.6%	12/31/2023	$1.53	0	$0	0.75%	9.9%
12/31/2022	1.32	7	10	1.25%	-11.7%	12/31/2022	1.36	0	0	1.00%	-11.5%	12/31/2022	1.39	0	0	0.75%	-11.3%
12/31/2021	1.50	8	11	1.25%	4.7%	12/31/2021	1.53	0	0	1.00%	5.0%	12/31/2021	1.57	0	0	0.75%	5.2%
12/31/2020	1.43	8	11	1.25%	2.1%	12/31/2020	1.46	0	0	1.00%	2.3%	12/31/2020	1.49	0	0	0.75%	2.6%
12/31/2019	1.40	5	7	1.25%	13.0%	12/31/2019	1.43	0	0	1.00%	13.3%	12/31/2019	1.45	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	0	$0	0.50%	10.2%	12/31/2023	$1.62	0	$0	0.25%	10.5%	12/31/2023	$1.66	0	$0	0.00%	10.7%
12/31/2022	1.43	0	0	0.50%	-11.1%	12/31/2022	1.46	0	0	0.25%	-10.9%	12/31/2022	1.50	0	0	0.00%	-10.6%
12/31/2021	1.61	0	0	0.50%	5.5%	12/31/2021	1.64	0	0	0.25%	5.8%	12/31/2021	1.68	0	0	0.00%	6.0%
12/31/2020	1.52	0	0	0.50%	2.8%	12/31/2020	1.55	0	0	0.25%	3.1%	12/31/2020	1.58	0	0	0.00%	3.3%
12/31/2019	1.48	0	0	0.50%	13.9%	12/31/2019	1.51	0	0	0.25%	14.1%	12/31/2019	1.53	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.0%
2022	5.0%
2021	4.5%
2020	5.0%
2019	6.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Mid Cap Value Fund A Class - 06-838

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$741,404	$750,909	32,086
Receivables: investments sold	430
Payables: investments purchased	-
Net assets	$741,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$701,163	280,068	$2.50
Band 100	40,671	15,800	2.57
Band 75	-	-	2.65
Band 50	-	-	2.72
Band 25	-	-	2.80
Band 0	-	-	2.88
Total	$741,834	295,868

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,564
Mortality & expense charges			(8,321)
Net investment income (loss)			3,243

Gain (loss) on investments:
Net realized gain (loss)			(2,431)
Realized gain distributions			36,120
Net change in unrealized appreciation (depreciation)			34,831
Net gain (loss)			68,520

Increase (decrease) in net assets from operations			$71,763

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,243	$2,170
Net realized gain (loss)		(2,431)	2,728
Realized gain distributions		36,120	59,189
Net change in unrealized appreciation (depreciation)		34,831	(106,456)

Increase (decrease) in net assets from operations		71,763	(42,369)

Contract owner transactions:
Proceeds from units sold		147,042	98,399
Cost of units redeemed		(95,747)	(29,832)
Account charges		(6)	(16)
Increase (decrease)		51,289	68,551
Net increase (decrease)		123,052	26,182
Net assets, beginning		618,782	592,600
Net assets, ending		$741,834	$618,782

Units sold		61,981	45,235
Units redeemed		(40,087)	(14,821)
Net increase (decrease)		21,894	30,414
Units outstanding, beginning		273,974	243,560
Units outstanding, ending		295,868	273,974

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,405,246
Cost of units redeemed/account charges			(894,570)
Net investment income (loss)			(2,147)
Net realized gain (loss)			(52,683)
Realized gain distributions			295,493
Net change in unrealized appreciation (depreciation)			(9,505)
Net assets			$741,834
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.50	280	$701	1.25%	11.0%	12/31/2023	$2.57	16	$41	1.00%	11.3%	12/31/2023	$2.65	0	$0	0.75%	11.6%
12/31/2022	2.26	258	581	1.25%	-7.2%	12/31/2022	2.31	16	38	1.00%	-6.9%	12/31/2022	2.37	0	0	0.75%	-6.7%
12/31/2021	2.43	227	551	1.25%	27.9%	12/31/2021	2.49	17	41	1.00%	28.2%	12/31/2021	2.54	0	0	0.75%	28.5%
12/31/2020	1.90	235	446	1.25%	0.5%	12/31/2020	1.94	17	32	1.00%	0.8%	12/31/2020	1.98	0	0	0.75%	1.1%
12/31/2019	1.89	221	418	1.25%	26.4%	12/31/2019	1.92	17	33	1.00%	26.8%	12/31/2019	1.96	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.72	0	$0	0.50%	11.9%	12/31/2023	$2.80	0	$0	0.25%	12.1%	12/31/2023	$2.88	0	$0	0.00%	12.4%
12/31/2022	2.43	0	0	0.50%	-6.5%	12/31/2022	2.50	0	0	0.25%	-6.2%	12/31/2022	2.56	0	0	0.00%	-6.0%
12/31/2021	2.60	0	0	0.50%	28.8%	12/31/2021	2.66	0	0	0.25%	29.1%	12/31/2021	2.72	0	0	0.00%	29.5%
12/31/2020	2.02	0	0	0.50%	1.3%	12/31/2020	2.06	0	0	0.25%	1.6%	12/31/2020	2.10	0	0	0.00%	1.8%
12/31/2019	1.99	0	0	0.50%	27.4%	12/31/2019	2.03	0	0	0.25%	27.7%	12/31/2019	2.07	157	323	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.5%
2021	0.7%
2020	0.5%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Mid Cap Value Fund Y Class - 06-831 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.58
Band 100	-	-	2.65
Band 75	-	-	2.73
Band 50	-	-	2.80
Band 25	-	-	2.88
Band 0	-	-	2.96
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$263,800
Cost of units redeemed/account charges			(302,546)
Net investment income (loss)			(2,987)
Net realized gain (loss)			6,893
Realized gain distributions			34,840
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.58	0	$0	1.25%	11.3%	12/31/2023	$2.65	0	$0	1.00%	11.6%	12/31/2023	$2.73	0	$0	0.75%	11.8%
12/31/2022	2.32	0	0	1.25%	-7.0%	12/31/2022	2.38	0	0	1.00%	-6.8%	12/31/2022	2.44	0	0	0.75%	-6.6%
12/31/2021	2.49	0	0	1.25%	28.2%	12/31/2021	2.55	0	0	1.00%	28.5%	12/31/2021	2.61	0	0	0.75%	28.8%
12/31/2020	1.94	0	0	1.25%	0.9%	12/31/2020	1.98	0	0	1.00%	1.1%	12/31/2020	2.03	0	0	0.75%	1.4%
12/31/2019	1.93	0	0	1.25%	26.7%	12/31/2019	1.96	0	0	1.00%	27.0%	12/31/2019	2.00	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.80	0	$0	0.50%	12.1%	12/31/2023	$2.88	0	$0	0.25%	12.4%	12/31/2023	$2.96	0	$0	0.00%	12.7%
12/31/2022	2.50	0	0	0.50%	-6.3%	12/31/2022	2.56	0	0	0.25%	-6.1%	12/31/2022	2.63	0	0	0.00%	-5.9%
12/31/2021	2.67	0	0	0.50%	29.2%	12/31/2021	2.73	0	0	0.25%	29.5%	12/31/2021	2.79	0	0	0.00%	29.8%
12/31/2020	2.07	0	0	0.50%	1.6%	12/31/2020	2.11	0	0	0.25%	1.9%	12/31/2020	2.15	0	0	0.00%	2.1%
12/31/2019	2.03	0	0	0.50%	27.6%	12/31/2019	2.07	0	0	0.25%	28.0%	12/31/2019	2.11	0	0	0.00%	28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth Fund A Class - 06-836

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,515,670	$1,610,618	35,868
Receivables: investments sold	1,197
Payables: investments purchased	-
Net assets	$1,516,867

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,516,867	499,741	$3.04
Band 100	-	-	3.12
Band 75	-	-	3.21
Band 50	-	-	3.30
Band 25	-	-	3.39
Band 0	-	-	3.49
Total	$1,516,867	499,741

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,977)
Net investment income (loss)			(17,977)

Gain (loss) on investments:
Net realized gain (loss)			(146,688)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			403,462
Net gain (loss)			256,774

Increase (decrease) in net assets from operations			$238,797

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,977)	$(24,794)
Net realized gain (loss)		(146,688)	(55,253)
Realized gain distributions		-	31,243
Net change in unrealized appreciation (depreciation)		403,462	(848,297)

Increase (decrease) in net assets from operations		238,797	(897,101)

Contract owner transactions:
Proceeds from units sold		180,799	259,367
Cost of units redeemed		(647,104)	(617,975)
Account charges		(411)	(782)
Increase (decrease)		(466,716)	(359,390)
Net increase (decrease)		(227,919)	(1,256,491)
Net assets, beginning		1,744,786	3,001,277
Net assets, ending		$1,516,867	$1,744,786

Units sold		65,121	93,851
Units redeemed		(239,025)	(206,691)
Net increase (decrease)		(173,904)	(112,840)
Units outstanding, beginning		673,645	786,485
Units outstanding, ending		499,741	673,645

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,786,674
Cost of units redeemed/account charges			(8,670,925)
Net investment income (loss)			(211,547)
Net realized gain (loss)			296,598
Realized gain distributions			1,411,015
Net change in unrealized appreciation (depreciation)			(94,948)
Net assets			$1,516,867
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.04	500	$1,517	1.25%	17.2%	12/31/2023	$3.12	0	$0	1.00%	17.5%	12/31/2023	$3.21	0	$0	0.75%	17.8%
12/31/2022	2.59	674	1,745	1.25%	-32.1%	12/31/2022	2.66	0	0	1.00%	-32.0%	12/31/2022	2.72	0	0	0.75%	-31.8%
12/31/2021	3.82	786	3,001	1.25%	6.6%	12/31/2021	3.90	0	0	1.00%	6.9%	12/31/2021	3.99	0	0	0.75%	7.2%
12/31/2020	3.58	862	3,085	1.25%	37.2%	12/31/2020	3.65	0	0	1.00%	37.6%	12/31/2020	3.73	0	0	0.75%	37.9%
12/31/2019	2.61	1,008	2,629	1.25%	31.1%	12/31/2019	2.66	0	0	1.00%	31.4%	12/31/2019	2.70	0	0	0.75%	31.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.30	0	$0	0.50%	18.1%	12/31/2023	$3.39	0	$0	0.25%	18.4%	12/31/2023	$3.49	0	$0	0.00%	18.7%
12/31/2022	2.79	0	0	0.50%	-31.6%	12/31/2022	2.87	0	0	0.25%	-31.4%	12/31/2022	2.94	0	0	0.00%	-31.3%
12/31/2021	4.09	0	0	0.50%	7.4%	12/31/2021	4.18	0	0	0.25%	7.7%	12/31/2021	4.28	0	0	0.00%	8.0%
12/31/2020	3.80	0	0	0.50%	38.3%	12/31/2020	3.88	0	0	0.25%	38.6%	12/31/2020	3.96	5	20	0.00%	38.9%
12/31/2019	2.75	0	0	0.50%	32.1%	12/31/2019	2.80	0	0	0.25%	32.4%	12/31/2019	2.85	2	5	0.00%	32.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,143,876	$11,560,850	459,171
Receivables: investments sold	-
Payables: investments purchased	(32,909)
Net assets	$10,110,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,110,967	1,822,514	$5.55
Band 100	-	-	5.84
Band 75	-	-	6.14
Band 50	-	-	6.46
Band 25	-	-	6.79
Band 0	-	-	7.76
Total	$10,110,967	1,822,514

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(141,449)
Net investment income (loss)			(141,449)

Gain (loss) on investments:
Net realized gain (loss)			(991,700)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,943,184
Net gain (loss)			1,951,484

Increase (decrease) in net assets from operations			$1,810,035

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(141,449)	$(171,765)
Net realized gain (loss)		(991,700)	(300,672)
Realized gain distributions		-	2,636,823
Net change in unrealized appreciation (depreciation)		2,943,184	(8,191,142)

Increase (decrease) in net assets from operations		1,810,035	(6,026,756)

Contract owner transactions:
Proceeds from units sold		574,477	908,563
Cost of units redeemed		(4,203,957)	(2,563,489)
Account charges		(3,909)	(4,930)
Increase (decrease)		(3,633,389)	(1,659,856)
Net increase (decrease)		(1,823,354)	(7,686,612)
Net assets, beginning		11,934,321	19,620,933
Net assets, ending		$10,110,967	$11,934,321

Units sold		115,519	178,701
Units redeemed		(816,340)	(479,936)
Net increase (decrease)		(700,821)	(301,235)
Units outstanding, beginning		2,523,335	2,824,570
Units outstanding, ending		1,822,514	2,523,335

* Date of Fund Inception into Variable Account: 5 /1 /1997
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$95,136,833
Cost of units redeemed/account charges			(103,246,706)
Net investment income (loss)			(1,503,002)
Net realized gain (loss)			1,419,666
Realized gain distributions			19,721,150
Net change in unrealized appreciation (depreciation)			(1,416,974)
Net assets			$10,110,967
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.55	1,823	$10,111	1.25%	17.3%	12/31/2023	$5.84	0	$0	1.00%	17.6%	12/31/2023	$6.14	0	$0	0.75%	17.9%
12/31/2022	4.73	2,523	11,934	1.25%	-31.9%	12/31/2022	4.96	0	0	1.00%	-31.7%	12/31/2022	5.21	0	0	0.75%	-31.6%
12/31/2021	6.95	2,825	19,621	1.25%	6.7%	12/31/2021	7.27	0	0	1.00%	7.0%	12/31/2021	7.61	0	0	0.75%	7.3%
12/31/2020	6.51	3,033	19,739	1.25%	37.4%	12/31/2020	6.80	0	0	1.00%	37.8%	12/31/2020	7.10	0	0	0.75%	38.1%
12/31/2019	4.74	3,229	15,289	1.25%	31.4%	12/31/2019	4.93	0	0	1.00%	31.8%	12/31/2019	5.14	0	0	0.75%	32.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.46	0	$0	0.50%	18.2%	12/31/2023	$6.79	0	$0	0.25%	18.5%	12/31/2023	$7.76	0	$0	0.00%	18.8%
12/31/2022	5.46	0	0	0.50%	-31.4%	12/31/2022	5.73	0	0	0.25%	-31.2%	12/31/2022	6.53	0	0	0.00%	-31.1%
12/31/2021	7.97	0	0	0.50%	7.5%	12/31/2021	8.34	0	0	0.25%	7.8%	12/31/2021	9.48	0	0	0.00%	8.1%
12/31/2020	7.41	0	0	0.50%	38.5%	12/31/2020	7.73	0	0	0.25%	38.8%	12/31/2020	8.77	0	0	0.00%	39.2%
12/31/2019	5.35	0	0	0.50%	32.4%	12/31/2019	5.57	0	0	0.25%	32.7%	12/31/2019	6.30	0	0	0.00%	33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund A Class - 06-594

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$365,600	$401,331	38,751
Receivables: investments sold	1,376
Payables: investments purchased	-
Net assets	$366,976

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$366,976	292,773	$1.25
Band 100	-	-	1.29
Band 75	-	-	1.33
Band 50	-	-	1.38
Band 25	-	-	1.42
Band 0	-	-	1.47
Total	$366,976	292,773

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,288
Mortality & expense charges			(4,258)
Net investment income (loss)			8,030

Gain (loss) on investments:
Net realized gain (loss)			(1,848)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,567
Net gain (loss)			14,719

Increase (decrease) in net assets from operations			$22,749

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,030	$7,645
Net realized gain (loss)		(1,848)	(36,290)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,567	(56,564)

Increase (decrease) in net assets from operations		22,749	(85,209)

Contract owner transactions:
Proceeds from units sold		30,352	49,328
Cost of units redeemed		(9,773)	(294,994)
Account charges		(33)	(193)
Increase (decrease)		20,546	(245,859)
Net increase (decrease)		43,295	(331,068)
Net assets, beginning		323,681	654,749
Net assets, ending		$366,976	$323,681

Units sold		26,025	39,595
Units redeemed		(9,021)	(242,423)
Net increase (decrease)		17,004	(202,828)
Units outstanding, beginning		275,769	478,597
Units outstanding, ending		292,773	275,769

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,811,636
Cost of units redeemed/account charges			(4,556,144)
Net investment income (loss)			213,394
Net realized gain (loss)			(131,703)
Realized gain distributions			65,524
Net change in unrealized appreciation (depreciation)			(35,731)
Net assets			$366,976
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	293	$367	1.25%	6.8%	12/31/2023	$1.29	0	$0	1.00%	7.1%	12/31/2023	$1.33	0	$0	0.75%	7.3%
12/31/2022	1.17	276	324	1.25%	-14.2%	12/31/2022	1.21	0	0	1.00%	-14.0%	12/31/2022	1.24	0	0	0.75%	-13.8%
12/31/2021	1.37	479	655	1.25%	0.9%	12/31/2021	1.40	0	0	1.00%	1.1%	12/31/2021	1.44	0	0	0.75%	1.4%
12/31/2020	1.36	411	558	1.25%	6.1%	12/31/2020	1.39	0	0	1.00%	6.3%	12/31/2020	1.42	0	0	0.75%	6.6%
12/31/2019	1.28	492	630	1.25%	8.8%	12/31/2019	1.31	0	0	1.00%	9.1%	12/31/2019	1.33	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	7.6%	12/31/2023	$1.42	0	$0	0.25%	7.9%	12/31/2023	$1.47	0	$0	0.00%	8.1%
12/31/2022	1.28	0	0	0.50%	-13.6%	12/31/2022	1.32	0	0	0.25%	-13.3%	12/31/2022	1.36	0	0	0.00%	-13.1%
12/31/2021	1.48	0	0	0.50%	1.6%	12/31/2021	1.52	0	0	0.25%	1.9%	12/31/2021	1.56	0	0	0.00%	2.2%
12/31/2020	1.46	0	0	0.50%	6.9%	12/31/2020	1.49	0	0	0.25%	7.1%	12/31/2020	1.53	0	0	0.00%	7.4%
12/31/2019	1.36	0	0	0.50%	9.6%	12/31/2019	1.39	0	0	0.25%	9.9%	12/31/2019	1.42	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.8%
2021	3.3%
2020	3.1%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund Y Class - 06-CGG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$407,257	$458,846	43,011
Receivables: investments sold	59
Payables: investments purchased	-
Net assets	$407,316

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$407,316	356,502	$1.14
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.22
Band 25	-	-	1.24
Band 0	-	-	1.27
Total	$407,316	356,502

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,918
Mortality & expense charges			(4,848)
Net investment income (loss)			11,070

Gain (loss) on investments:
Net realized gain (loss)			(12,028)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			29,869
Net gain (loss)			17,841

Increase (decrease) in net assets from operations			$28,911

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,070	$11,086
Net realized gain (loss)		(12,028)	(22,684)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		29,869	(66,440)

Increase (decrease) in net assets from operations		28,911	(78,038)

Contract owner transactions:
Proceeds from units sold		25,870	46,968
Cost of units redeemed		(70,291)	(136,338)
Account charges		(725)	(931)
Increase (decrease)		(45,146)	(90,301)
Net increase (decrease)		(16,235)	(168,339)
Net assets, beginning		423,551	591,890
Net assets, ending		$407,316	$423,551

Units sold		23,503	42,172
Units redeemed		(61,604)	(116,836)
Net increase (decrease)		(38,101)	(74,664)
Units outstanding, beginning		394,603	469,267
Units outstanding, ending		356,502	394,603

* Date of Fund Inception into Variable Account: 8 /7 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,518,757
Cost of units redeemed/account charges			(2,203,386)
Net investment income (loss)			121,539
Net realized gain (loss)			(5,716)
Realized gain distributions			27,711
Net change in unrealized appreciation (depreciation)			(51,589)
Net assets			$407,316
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	357	$407	1.25%	7.2%	12/31/2023	$1.17	0	$0	1.00%	7.4%	12/31/2023	$1.19	0	$0	0.75%	7.7%
12/31/2022	1.07	366	391	1.25%	-13.9%	12/31/2022	1.09	0	0	1.00%	-13.7%	12/31/2022	1.11	0	0	0.75%	-13.5%
12/31/2021	1.24	365	452	1.25%	1.3%	12/31/2021	1.26	0	0	1.00%	1.5%	12/31/2021	1.28	0	0	0.75%	1.8%
12/31/2020	1.22	174	212	1.25%	6.3%	12/31/2020	1.24	0	0	1.00%	6.6%	12/31/2020	1.26	0	0	0.75%	6.9%
12/31/2019	1.15	189	217	1.25%	9.2%	12/31/2019	1.16	0	0	1.00%	9.5%	12/31/2019	1.18	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	8.0%	12/31/2023	$1.24	0	$0	0.25%	8.3%	12/31/2023	$1.27	0	$0	0.00%	8.5%
12/31/2022	1.13	0	0	0.50%	-13.3%	12/31/2022	1.15	0	0	0.25%	-13.1%	12/31/2022	1.17	28	33	0.00%	-12.8%
12/31/2021	1.30	0	0	0.50%	2.0%	12/31/2021	1.32	0	0	0.25%	2.3%	12/31/2021	1.34	104	140	0.00%	2.6%
12/31/2020	1.27	0	0	0.50%	7.1%	12/31/2020	1.29	0	0	0.25%	7.4%	12/31/2020	1.31	96	126	0.00%	7.7%
12/31/2019	1.19	0	0	0.50%	10.0%	12/31/2019	1.20	0	0	0.25%	10.3%	12/31/2019	1.21	81	98	0.00%	10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	3.2%
2021	3.1%
2020	3.7%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Bond Fund K Class - 06-FCP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$37,035,908	$40,675,691	4,469,164
Receivables: investments sold	326,475
Payables: investments purchased	-
Net assets	$37,362,383

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$37,129,292	35,167,341	$1.06
Band 100	-	-	1.07
Band 75	233,091	213,116	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$37,362,383	35,380,457

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,332,268
Mortality & expense charges			(424,288)
Net investment income (loss)			907,980

Gain (loss) on investments:
Net realized gain (loss)			(743,461)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,905,878
Net gain (loss)			1,162,417

Increase (decrease) in net assets from operations			$2,070,397

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$907,980	$395,926
Net realized gain (loss)		(743,461)	(1,350,028)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,905,878	(4,539,201)

Increase (decrease) in net assets from operations		2,070,397	(5,493,303)

Contract owner transactions:
Proceeds from units sold		9,544,773	18,334,406
Cost of units redeemed		(8,300,764)	(14,362,004)
Account charges		(99,497)	(116,321)
Increase (decrease)		1,144,512	3,856,081
Net increase (decrease)		3,214,909	(1,637,222)
Net assets, beginning		34,147,474	35,784,696
Net assets, ending		$37,362,383	$34,147,474

Units sold		9,545,181	17,423,927
Units redeemed		(8,355,026)	(13,559,207)
Net increase (decrease)		1,190,155	3,864,720
Units outstanding, beginning		34,190,302	30,325,582
Units outstanding, ending		35,380,457	34,190,302

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$86,768,361
Cost of units redeemed/account charges			(48,027,750)
Net investment income (loss)			2,337,720
Net realized gain (loss)			(1,636,279)
Realized gain distributions			1,560,114
Net change in unrealized appreciation (depreciation)			(3,639,783)
Net assets			$37,362,383
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	35,167	$37,129	1.25%	5.7%	12/31/2023	$1.07	0	$0	1.00%	6.0%	12/31/2023	$1.09	213	$233	0.75%	6.3%
12/31/2022	1.00	33,969	33,919	1.25%	-15.4%	12/31/2022	1.01	0	0	1.00%	-15.2%	12/31/2022	1.03	222	228	0.75%	-14.9%
12/31/2021	1.18	30,130	35,548	1.25%	-0.3%	12/31/2021	1.19	0	0	1.00%	0.0%	12/31/2021	1.21	195	236	0.75%	0.2%
12/31/2020	1.18	15,994	18,925	1.25%	7.7%	12/31/2020	1.20	0	0	1.00%	8.0%	12/31/2020	1.21	344	416	0.75%	8.2%
12/31/2019	1.10	13,944	15,321	1.25%	8.0%	12/31/2019	1.11	0	0	1.00%	8.3%	12/31/2019	1.12	345	384	0.75%	8.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	6.5%	12/31/2023	$1.13	0	$0	0.25%	6.8%	12/31/2023	$1.15	0	$0	0.00%	7.1%
12/31/2022	1.05	0	0	0.50%	-14.7%	12/31/2022	1.06	0	0	0.25%	-14.5%	12/31/2022	1.08	0	0	0.00%	-14.3%
12/31/2021	1.23	0	0	0.50%	0.5%	12/31/2021	1.24	0	0	0.25%	0.7%	12/31/2021	1.26	0	0	0.00%	1.0%
12/31/2020	1.22	0	0	0.50%	8.5%	12/31/2020	1.23	0	0	0.25%	8.8%	12/31/2020	1.24	0	0	0.00%	9.0%
12/31/2019	1.12	0	0	0.50%	8.8%	12/31/2019	1.13	0	0	0.25%	9.1%	12/31/2019	1.14	0	0	0.00%	9.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	2.3%
2021	1.9%
2020	3.6%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Equity Income Fund K Class - 06-FCR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,977,013	$4,639,692	132,120
Receivables: investments sold	7,752
Payables: investments purchased	-
Net assets	$3,984,765

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,984,765	2,612,251	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$3,984,765	2,612,251

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$90,463
Mortality & expense charges			(58,702)
Net investment income (loss)			31,761

Gain (loss) on investments:
Net realized gain (loss)			(163,284)
Realized gain distributions			540,899
Net change in unrealized appreciation (depreciation)			(70,004)
Net gain (loss)			307,611

Increase (decrease) in net assets from operations			$339,372

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31,761	$52,428
Net realized gain (loss)		(163,284)	(186)
Realized gain distributions		540,899	505,254
Net change in unrealized appreciation (depreciation)		(70,004)	(1,043,227)

Increase (decrease) in net assets from operations		339,372	(485,731)

Contract owner transactions:
Proceeds from units sold		695,213	2,703,623
Cost of units redeemed		(2,385,648)	(3,063,610)
Account charges		(903)	(1,547)
Increase (decrease)		(1,691,338)	(361,534)
Net increase (decrease)		(1,351,966)	(847,265)
Net assets, beginning		5,336,731	6,183,996
Net assets, ending		$3,984,765	$5,336,731

Units sold		489,404	1,904,149
Units redeemed		(1,599,974)	(2,104,098)
Net increase (decrease)		(1,110,570)	(199,949)
Units outstanding, beginning		3,722,821	3,922,770
Units outstanding, ending		2,612,251	3,722,821

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,746,666
Cost of units redeemed/account charges			(11,032,283)
Net investment income (loss)			185,530
Net realized gain (loss)			116,787
Realized gain distributions			1,630,744
Net change in unrealized appreciation (depreciation)			(662,679)
Net assets			$3,984,765
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	2,612	$3,985	1.25%	6.4%	12/31/2023	$1.55	0	$0	1.00%	6.7%	12/31/2023	$1.58	0	$0	0.75%	6.9%
12/31/2022	1.43	3,723	5,337	1.25%	-9.1%	12/31/2022	1.46	0	0	1.00%	-8.8%	12/31/2022	1.48	0	0	0.75%	-8.6%
12/31/2021	1.58	3,923	6,184	1.25%	24.4%	12/31/2021	1.60	0	0	1.00%	24.7%	12/31/2021	1.62	0	0	0.75%	25.1%
12/31/2020	1.27	2,356	2,985	1.25%	-1.0%	12/31/2020	1.28	0	0	1.00%	-0.8%	12/31/2020	1.29	0	0	0.75%	-0.5%
12/31/2019	1.28	2,280	2,919	1.25%	24.3%	12/31/2019	1.29	0	0	1.00%	24.6%	12/31/2019	1.30	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	7.2%	12/31/2023	$1.64	0	$0	0.25%	7.5%	12/31/2023	$1.67	0	$0	0.00%	7.7%
12/31/2022	1.50	0	0	0.50%	-8.4%	12/31/2022	1.52	0	0	0.25%	-8.2%	12/31/2022	1.55	0	0	0.00%	-7.9%
12/31/2021	1.64	0	0	0.50%	25.4%	12/31/2021	1.66	0	0	0.25%	25.7%	12/31/2021	1.68	0	0	0.00%	26.0%
12/31/2020	1.31	0	0	0.50%	-0.3%	12/31/2020	1.32	0	0	0.25%	0.0%	12/31/2020	1.33	0	0	0.00%	0.2%
12/31/2019	1.31	0	0	0.50%	25.3%	12/31/2019	1.32	0	0	0.25%	25.6%	12/31/2019	1.33	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	2.1%
2021	1.6%
2020	1.9%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Fundamental Growth Fund K Class - 06-FCT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,047,503	$901,075	33,220
Receivables: investments sold	-
Payables: investments purchased	(6,381)
Net assets	$1,041,122

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,041,122	410,933	$2.53
Band 100	-	-	2.58
Band 75	-	-	2.62
Band 50	-	-	2.67
Band 25	-	-	2.72
Band 0	-	-	2.77
Total	$1,041,122	410,933

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,353
Mortality & expense charges			(11,721)
Net investment income (loss)			(10,368)

Gain (loss) on investments:
Net realized gain (loss)			6,888
Realized gain distributions			33,938
Net change in unrealized appreciation (depreciation)			223,444
Net gain (loss)			264,270

Increase (decrease) in net assets from operations			$253,902

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,368)	$(9,495)
Net realized gain (loss)		6,888	4
Realized gain distributions		33,938	34,634
Net change in unrealized appreciation (depreciation)		223,444	(194,549)

Increase (decrease) in net assets from operations		253,902	(169,406)

Contract owner transactions:
Proceeds from units sold		320,806	243,515
Cost of units redeemed		(348,106)	(92,799)
Account charges		(1,125)	(304)
Increase (decrease)		(28,425)	150,412
Net increase (decrease)		225,477	(18,994)
Net assets, beginning		815,645	834,639
Net assets, ending		$1,041,122	$815,645

Units sold		149,941	129,086
Units redeemed		(162,573)	(45,957)
Net increase (decrease)		(12,632)	83,129
Units outstanding, beginning		423,565	340,436
Units outstanding, ending		410,933	423,565

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,930,147
Cost of units redeemed/account charges			(2,935,863)
Net investment income (loss)			(60,457)
Net realized gain (loss)			478,245
Realized gain distributions			482,622
Net change in unrealized appreciation (depreciation)			146,428
Net assets			$1,041,122
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.53	411	$1,041	1.25%	31.6%	12/31/2023	$2.58	0	$0	1.00%	31.9%	12/31/2023	$2.62	0	$0	0.75%	32.2%
12/31/2022	1.93	424	816	1.25%	-21.5%	12/31/2022	1.96	0	0	1.00%	-21.3%	12/31/2022	1.98	0	0	0.75%	-21.1%
12/31/2021	2.45	340	835	1.25%	22.3%	12/31/2021	2.48	0	0	1.00%	22.6%	12/31/2021	2.51	0	0	0.75%	22.9%
12/31/2020	2.00	766	1,536	1.25%	25.9%	12/31/2020	2.02	0	0	1.00%	26.2%	12/31/2020	2.05	0	0	0.75%	26.6%
12/31/2019	1.59	844	1,344	1.25%	32.7%	12/31/2019	1.60	0	0	1.00%	33.1%	12/31/2019	1.62	0	0	0.75%	33.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.67	0	$0	0.50%	32.6%	12/31/2023	$2.72	0	$0	0.25%	32.9%	12/31/2023	$2.77	0	$0	0.00%	33.2%
12/31/2022	2.02	0	0	0.50%	-20.9%	12/31/2022	2.05	0	0	0.25%	-20.7%	12/31/2022	2.08	0	0	0.00%	-20.5%
12/31/2021	2.55	0	0	0.50%	23.2%	12/31/2021	2.58	0	0	0.25%	23.5%	12/31/2021	2.61	0	0	0.00%	23.9%
12/31/2020	2.07	0	0	0.50%	26.9%	12/31/2020	2.09	0	0	0.25%	27.2%	12/31/2020	2.11	0	0	0.00%	27.5%
12/31/2019	1.63	0	0	0.50%	33.7%	12/31/2019	1.64	0	0	0.25%	34.1%	12/31/2019	1.65	0	0	0.00%	34.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%
2021	0.1%
2020	0.3%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Select Mid Cap Growth Fund K Class - 06-FCV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,517,840	$1,415,538	34,302
Receivables: investments sold	-
Payables: investments purchased	(972)
Net assets	$1,516,868

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,516,868	835,594	$1.82
Band 100	-	-	1.85
Band 75	-	-	1.88
Band 50	-	-	1.91
Band 25	-	-	1.95
Band 0	-	-	1.98
Total	$1,516,868	835,594

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(43,249)
Net investment income (loss)			(43,249)

Gain (loss) on investments:
Net realized gain (loss)			(722,356)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,272,582
Net gain (loss)			550,226

Increase (decrease) in net assets from operations			$506,977

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(43,249)	$(69,034)
Net realized gain (loss)		(722,356)	(296,068)
Realized gain distributions		-	80,653
Net change in unrealized appreciation (depreciation)		1,272,582	(2,069,705)

Increase (decrease) in net assets from operations		506,977	(2,354,154)

Contract owner transactions:
Proceeds from units sold		1,247,032	2,119,342
Cost of units redeemed		(4,751,459)	(2,491,275)
Account charges		(5,137)	(6,347)
Increase (decrease)		(3,509,564)	(378,280)
Net increase (decrease)		(3,002,587)	(2,732,434)
Net assets, beginning		4,519,455	7,251,889
Net assets, ending		$1,516,868	$4,519,455

Units sold		803,475	1,172,777
Units redeemed		(2,895,399)	(1,444,209)
Net increase (decrease)		(2,091,924)	(271,432)
Units outstanding, beginning		2,927,518	3,198,950
Units outstanding, ending		835,594	2,927,518

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,704,004
Cost of units redeemed/account charges			(18,175,257)
Net investment income (loss)			(437,635)
Net realized gain (loss)			850,888
Realized gain distributions			2,472,566
Net change in unrealized appreciation (depreciation)			102,302
Net assets			$1,516,868
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	836	$1,517	1.25%	17.6%	12/31/2023	$1.85	0	$0	1.00%	17.9%	12/31/2023	$1.88	0	$0	0.75%	18.2%
12/31/2022	1.54	2,928	4,519	1.25%	-31.9%	12/31/2022	1.57	0	0	1.00%	-31.7%	12/31/2022	1.59	0	0	0.75%	-31.6%
12/31/2021	2.27	3,199	7,252	1.25%	7.0%	12/31/2021	2.30	0	0	1.00%	7.3%	12/31/2021	2.33	0	0	0.75%	7.5%
12/31/2020	2.12	4,526	9,590	1.25%	37.7%	12/31/2020	2.14	0	0	1.00%	38.1%	12/31/2020	2.16	0	0	0.75%	38.4%
12/31/2019	1.54	5,379	8,276	1.25%	31.6%	12/31/2019	1.55	0	0	1.00%	31.9%	12/31/2019	1.56	0	0	0.75%	32.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.91	0	$0	0.50%	18.5%	12/31/2023	$1.95	0	$0	0.25%	18.8%	12/31/2023	$1.98	0	$0	0.00%	19.1%
12/31/2022	1.62	0	0	0.50%	-31.4%	12/31/2022	1.64	0	0	0.25%	-31.2%	12/31/2022	1.67	0	0	0.00%	-31.0%
12/31/2021	2.35	0	0	0.50%	7.8%	12/31/2021	2.38	0	0	0.25%	8.1%	12/31/2021	2.42	0	0	0.00%	8.3%
12/31/2020	2.18	0	0	0.50%	38.8%	12/31/2020	2.21	0	0	0.25%	39.1%	12/31/2020	2.23	0	0	0.00%	39.4%
12/31/2019	1.57	0	0	0.50%	32.5%	12/31/2019	1.59	0	0	0.25%	32.9%	12/31/2019	1.60	0	0	0.00%	33.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Strategic Income Fund K Class - 06-FCW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$733,708	$781,360	77,877
Receivables: investments sold	5,351
Payables: investments purchased	-
Net assets	$739,059

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$739,059	665,163	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$739,059	665,163

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$22,895
Mortality & expense charges			(6,963)
Net investment income (loss)			15,932

Gain (loss) on investments:
Net realized gain (loss)			(17,734)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,228
Net gain (loss)			24,494

Increase (decrease) in net assets from operations			$40,426

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,932	$13,117
Net realized gain (loss)		(17,734)	(48,969)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		42,228	(72,033)

Increase (decrease) in net assets from operations		40,426	(107,885)

Contract owner transactions:
Proceeds from units sold		287,252	141,794
Cost of units redeemed		(89,231)	(434,342)
Account charges		(502)	(251)
Increase (decrease)		197,519	(292,799)
Net increase (decrease)		237,945	(400,684)
Net assets, beginning		501,114	901,798
Net assets, ending		$739,059	$501,114

Units sold		267,777	131,742
Units redeemed		(86,445)	(398,413)
Net increase (decrease)		181,332	(266,671)
Units outstanding, beginning		483,831	750,502
Units outstanding, ending		665,163	483,831

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,674,818
Cost of units redeemed/account charges			(968,994)
Net investment income (loss)			100,540
Net realized gain (loss)			(62,348)
Realized gain distributions			42,695
Net change in unrealized appreciation (depreciation)			(47,652)
Net assets			$739,059
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	665	$739	1.25%	7.3%	12/31/2023	$1.13	0	$0	1.00%	7.5%	12/31/2023	$1.15	0	$0	0.75%	7.8%
12/31/2022	1.04	484	501	1.25%	-13.8%	12/31/2022	1.05	0	0	1.00%	-13.6%	12/31/2022	1.07	0	0	0.75%	-13.4%
12/31/2021	1.20	751	902	1.25%	1.4%	12/31/2021	1.22	0	0	1.00%	1.6%	12/31/2021	1.23	0	0	0.75%	1.9%
12/31/2020	1.19	725	860	1.25%	6.4%	12/31/2020	1.20	0	0	1.00%	6.7%	12/31/2020	1.21	0	0	0.75%	7.0%
12/31/2019	1.11	648	722	1.25%	9.3%	12/31/2019	1.12	0	0	1.00%	9.6%	12/31/2019	1.13	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	8.1%	12/31/2023	$1.19	0	$0	0.25%	8.4%	12/31/2023	$1.21	0	$0	0.00%	8.6%
12/31/2022	1.08	0	0	0.50%	-13.2%	12/31/2022	1.10	0	0	0.25%	-12.9%	12/31/2022	1.12	0	0	0.00%	-12.7%
12/31/2021	1.25	0	0	0.50%	2.2%	12/31/2021	1.26	0	0	0.25%	2.4%	12/31/2021	1.28	0	0	0.00%	2.7%
12/31/2020	1.22	0	0	0.50%	7.2%	12/31/2020	1.23	0	0	0.25%	7.5%	12/31/2020	1.25	0	0	0.00%	7.8%
12/31/2019	1.14	0	0	0.50%	10.1%	12/31/2019	1.15	0	0	0.25%	10.4%	12/31/2019	1.16	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	3.0%
2021	3.8%
2020	3.8%
2019	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Global Equity Fund A Class - 06-GGH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,480	$7,900	482
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$8,483

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,483	5,431	$1.56
Band 100	-	-	1.59
Band 75	-	-	1.61
Band 50	-	-	1.64
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$8,483	5,431

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$119
Mortality & expense charges			(85)
Net investment income (loss)			34

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			8
Net change in unrealized appreciation (depreciation)			580
Net gain (loss)			588

Increase (decrease) in net assets from operations			$622

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$34	$(632)
Net realized gain (loss)		-	(3,801)
Realized gain distributions		8	-
Net change in unrealized appreciation (depreciation)		580	(3,226)

Increase (decrease) in net assets from operations		622	(7,659)

Contract owner transactions:
Proceeds from units sold		7,861	51,817
Cost of units redeemed		-	(94,392)
Account charges		-	(10)
Increase (decrease)		7,861	(42,585)
Net increase (decrease)		8,483	(50,244)
Net assets, beginning		-	50,244
Net assets, ending		$8,483	$-

Units sold		5,431	36,876
Units redeemed		-	(69,893)
Net increase (decrease)		5,431	(33,017)
Units outstanding, beginning		-	33,017
Units outstanding, ending		5,431	-

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$167,510
Cost of units redeemed/account charges			(170,677)
Net investment income (loss)			5
Net realized gain (loss)			(2,844)
Realized gain distributions			13,909
Net change in unrealized appreciation (depreciation)			580
Net assets			$8,483
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	5	$8	1.25%	15.2%	12/31/2023	$1.59	0	$0	1.00%	15.5%	12/31/2023	$1.61	0	$0	0.75%	15.8%
12/31/2022	1.36	0	0	1.25%	-10.9%	12/31/2022	1.37	0	0	1.00%	-10.7%	12/31/2022	1.39	0	0	0.75%	-10.5%
12/31/2021	1.52	33	50	1.25%	22.2%	12/31/2021	1.54	0	0	1.00%	22.5%	12/31/2021	1.55	0	0	0.75%	22.8%
12/31/2020	1.25	31	39	1.25%	16.3%	12/31/2020	1.26	0	0	1.00%	16.6%	12/31/2020	1.27	0	0	0.75%	16.9%
12/31/2019	1.07	43	46	1.25%	21.8%	12/31/2019	1.08	0	0	1.00%	22.1%	12/31/2019	1.08	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	0	$0	0.50%	16.1%	12/31/2023	$1.66	0	$0	0.25%	16.4%	12/31/2023	$1.69	0	$0	0.00%	16.7%
12/31/2022	1.41	0	0	0.50%	-10.3%	12/31/2022	1.43	0	0	0.25%	-10.0%	12/31/2022	1.45	0	0	0.00%	-9.8%
12/31/2021	1.57	0	0	0.50%	23.1%	12/31/2021	1.59	0	0	0.25%	23.4%	12/31/2021	1.61	0	0	0.00%	23.7%
12/31/2020	1.28	0	0	0.50%	17.2%	12/31/2020	1.29	0	0	0.25%	17.5%	12/31/2020	1.30	0	0	0.00%	17.8%
12/31/2019	1.09	0	0	0.50%	22.7%	12/31/2019	1.10	0	0	0.25%	23.0%	12/31/2019	1.10	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.0%
2021	2.2%
2020	0.8%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Global Equity Fund Y Class - 06-GGJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,558	$38,303	2,297
Receivables: investments sold	33
Payables: investments purchased	-
Net assets	$40,591

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,591	25,299	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$40,591	25,299

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$715
Mortality & expense charges			(365)
Net investment income (loss)			350

Gain (loss) on investments:
Net realized gain (loss)			38
Realized gain distributions			41
Net change in unrealized appreciation (depreciation)			2,240
Net gain (loss)			2,319

Increase (decrease) in net assets from operations			$2,669

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$350	$1
Net realized gain (loss)		38	-
Realized gain distributions		41	12
Net change in unrealized appreciation (depreciation)		2,240	(47)

Increase (decrease) in net assets from operations		2,669	(34)

Contract owner transactions:
Proceeds from units sold		37,643	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		37,643	-
Net increase (decrease)		40,312	(34)
Net assets, beginning		279	313
Net assets, ending		$40,591	$279

Units sold		25,098	-
Units redeemed		-	(1)
Net increase (decrease)		25,098	(1)
Units outstanding, beginning		201	202
Units outstanding, ending		25,299	201

* Date of Fund Inception into Variable Account: 9 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$38,324
Cost of units redeemed/account charges			(506)
Net investment income (loss)			357
Net realized gain (loss)			58
Realized gain distributions			103
Net change in unrealized appreciation (depreciation)			2,255
Net assets			$40,591
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	25	$41	1.25%	15.6%	12/31/2023	$1.63	0	$0	1.00%	15.9%	12/31/2023	$1.66	0	$0	0.75%	16.2%
12/31/2022	1.39	0	0	1.25%	-10.6%	12/31/2022	1.41	0	0	1.00%	-10.3%	12/31/2022	1.42	0	0	0.75%	-10.1%
12/31/2021	1.55	0	0	1.25%	22.8%	12/31/2021	1.57	0	0	1.00%	23.1%	12/31/2021	1.58	0	0	0.75%	23.4%
12/31/2020	1.26	0	0	1.25%	16.9%	12/31/2020	1.27	0	0	1.00%	17.2%	12/31/2020	1.28	0	0	0.75%	17.4%
12/31/2019	1.08	0	0	1.25%	22.3%	12/31/2019	1.09	0	0	1.00%	22.6%	12/31/2019	1.09	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	0	$0	0.50%	16.5%	12/31/2023	$1.71	0	$0	0.25%	16.8%	12/31/2023	$1.74	0	$0	0.00%	17.1%
12/31/2022	1.44	0	0	0.50%	-9.9%	12/31/2022	1.46	0	0	0.25%	-9.7%	12/31/2022	1.48	0	0	0.00%	-9.4%
12/31/2021	1.60	0	0	0.50%	23.7%	12/31/2021	1.62	0	0	0.25%	24.0%	12/31/2021	1.64	0	0	0.00%	24.3%
12/31/2020	1.30	0	0	0.50%	17.7%	12/31/2020	1.31	0	0	0.25%	18.0%	12/31/2020	1.32	0	0	0.00%	18.3%
12/31/2019	1.10	0	0	0.50%	23.2%	12/31/2019	1.11	0	0	0.25%	23.5%	12/31/2019	1.11	0	0	0.00%	23.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	1.4%
2021	2.5%
2020	1.4%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer Classic Balanced Fund N Class - 06-3WW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$584,658	$622,362	57,094
Receivables: investments sold	558
Payables: investments purchased	-
Net assets	$585,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$585,216	440,658	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.36
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$585,216	440,658

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,108
Mortality & expense charges			(6,654)
Net investment income (loss)			6,454

Gain (loss) on investments:
Net realized gain (loss)			(829)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			67,893
Net gain (loss)			67,064

Increase (decrease) in net assets from operations			$73,518

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,454	$2,962
Net realized gain (loss)		(829)	(753)
Realized gain distributions		-	6,976
Net change in unrealized appreciation (depreciation)		67,893	(89,352)

Increase (decrease) in net assets from operations		73,518	(80,167)

Contract owner transactions:
Proceeds from units sold		19,845	79,804
Cost of units redeemed		(2,440)	(2,853)
Account charges		(4)	(2)
Increase (decrease)		17,401	76,949
Net increase (decrease)		90,919	(3,218)
Net assets, beginning		494,297	497,515
Net assets, ending		$585,216	$494,297

Units sold		16,318	65,737
Units redeemed		(2,034)	(2,458)
Net increase (decrease)		14,284	63,279
Units outstanding, beginning		426,374	363,095
Units outstanding, ending		440,658	426,374

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$987,594
Cost of units redeemed/account charges			(416,051)
Net investment income (loss)			11,304
Net realized gain (loss)			802
Realized gain distributions			39,271
Net change in unrealized appreciation (depreciation)			(37,704)
Net assets			$585,216
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	441	$585	1.25%	14.6%	12/31/2023	$1.34	0	$0	1.00%	14.8%	12/31/2023	$1.36	0	$0	0.75%	15.1%
12/31/2022	1.16	426	494	1.25%	-15.4%	12/31/2022	1.17	0	0	1.00%	-15.2%	12/31/2022	1.18	0	0	0.75%	-15.0%
12/31/2021	1.37	363	498	1.25%	14.0%	12/31/2021	1.38	0	0	1.00%	14.2%	12/31/2021	1.39	0	0	0.75%	14.5%
12/31/2020	1.20	14	17	1.25%	11.4%	12/31/2020	1.21	0	0	1.00%	11.7%	12/31/2020	1.21	0	0	0.75%	11.9%
12/31/2019	1.08	0	0	1.25%	8.0%	12/31/2019	1.08	0	0	1.00%	8.1%	12/31/2019	1.08	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	15.4%	12/31/2023	$1.39	0	$0	0.25%	15.7%	12/31/2023	$1.41	0	$0	0.00%	16.0%
12/31/2022	1.19	0	0	0.50%	-14.8%	12/31/2022	1.20	0	0	0.25%	-14.5%	12/31/2022	1.21	0	0	0.00%	-14.3%
12/31/2021	1.40	0	0	0.50%	14.8%	12/31/2021	1.41	0	0	0.25%	15.1%	12/31/2021	1.42	0	0	0.00%	15.4%
12/31/2020	1.22	0	0	0.50%	12.2%	12/31/2020	1.22	0	0	0.25%	12.5%	12/31/2020	1.23	0	0	0.00%	12.8%
12/31/2019	1.09	0	0	0.50%	8.5%	12/31/2019	1.09	0	0	0.25%	8.7%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.8%
2021	1.7%
2020	0.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Multi Strategy Fund I Class - 06-832 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.86
Band 100	-	-	2.94
Band 75	-	-	3.03
Band 50	-	-	3.11
Band 25	-	-	3.20
Band 0	-	-	3.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.86	0	$0	1.25%	16.8%	12/31/2023	$2.94	0	$0	1.00%	17.1%	12/31/2023	$3.03	0	$0	0.75%	17.4%
12/31/2022	2.45	0	0	1.25%	-17.0%	12/31/2022	2.51	0	0	1.00%	-16.8%	12/31/2022	2.58	0	0	0.75%	-16.6%
12/31/2021	2.95	0	0	1.25%	20.1%	12/31/2021	3.02	0	0	1.00%	20.4%	12/31/2021	3.09	0	0	0.75%	20.7%
12/31/2020	2.46	0	0	1.25%	16.4%	12/31/2020	2.51	0	0	1.00%	16.7%	12/31/2020	2.56	0	0	0.75%	17.0%
12/31/2019	2.11	0	0	1.25%	24.0%	12/31/2019	2.15	0	0	1.00%	24.3%	12/31/2019	2.19	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.11	0	$0	0.50%	17.7%	12/31/2023	$3.20	0	$0	0.25%	18.0%	12/31/2023	$3.29	0	$0	0.00%	18.3%
12/31/2022	2.64	0	0	0.50%	-16.4%	12/31/2022	2.71	0	0	0.25%	-16.2%	12/31/2022	2.78	0	0	0.00%	-16.0%
12/31/2021	3.16	0	0	0.50%	21.0%	12/31/2021	3.23	0	0	0.25%	21.3%	12/31/2021	3.31	0	0	0.00%	21.6%
12/31/2020	2.61	0	0	0.50%	17.3%	12/31/2020	2.67	0	0	0.25%	17.6%	12/31/2020	2.72	0	0	0.00%	17.9%
12/31/2019	2.23	0	0	0.50%	24.9%	12/31/2019	2.27	0	0	0.25%	25.2%	12/31/2019	2.31	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Multi Strategy Fund A Class - 06-839

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$114,749	$107,416	7,153
Receivables: investments sold	-
Payables: investments purchased	(4)
Net assets	$114,745

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$110,475	39,714	$2.78
Band 100	4,270	1,493	2.86
Band 75	-	-	2.94
Band 50	-	-	3.02
Band 25	-	-	3.11
Band 0	-	-	3.20
Total	$114,745	41,207

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,304
Mortality & expense charges			(1,378)
Net investment income (loss)			(74)

Gain (loss) on investments:
Net realized gain (loss)			(55,304)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			77,081
Net gain (loss)			21,777

Increase (decrease) in net assets from operations			$21,703

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(74)	$20,911
Net realized gain (loss)		(55,304)	(1,129)
Realized gain distributions		-	47,606
Net change in unrealized appreciation (depreciation)		77,081	(76,119)

Increase (decrease) in net assets from operations		21,703	(8,731)

Contract owner transactions:
Proceeds from units sold		7,328	190,635
Cost of units redeemed		(129,342)	(11,855)
Account charges		-	(1)
Increase (decrease)		(122,014)	178,779
Net increase (decrease)		(100,311)	170,048
Net assets, beginning		215,056	45,008
Net assets, ending		$114,745	$215,056

Units sold		2,788	78,100
Units redeemed		(50,425)	(4,833)
Net increase (decrease)		(47,637)	73,267
Units outstanding, beginning		88,844	15,577
Units outstanding, ending		41,207	88,844

* Date of Fund Inception into Variable Account: 11 /15 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$283,754
Cost of units redeemed/account charges			(196,923)
Net investment income (loss)			20,922
Net realized gain (loss)			(52,659)
Realized gain distributions			52,318
Net change in unrealized appreciation (depreciation)			7,333
Net assets			$114,745
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.78	40	$110	1.25%	16.6%	12/31/2023	$2.86	1	$4	1.00%	16.8%	12/31/2023	$2.94	0	$0	0.75%	17.1%
12/31/2022	2.39	40	95	1.25%	-17.2%	12/31/2022	2.45	49	120	1.00%	-17.0%	12/31/2022	2.51	0	0	0.75%	-16.8%
12/31/2021	2.88	14	41	1.25%	19.6%	12/31/2021	2.95	1	4	1.00%	19.9%	12/31/2021	3.02	0	0	0.75%	20.2%
12/31/2020	2.41	6	15	1.25%	15.6%	12/31/2020	2.46	1	4	1.00%	15.9%	12/31/2020	2.51	0	0	0.75%	16.2%
12/31/2019	2.09	11	23	1.25%	23.5%	12/31/2019	2.12	1	3	1.00%	23.8%	12/31/2019	2.16	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.02	0	$0	0.50%	17.4%	12/31/2023	$3.11	0	$0	0.25%	17.7%	12/31/2023	$3.20	0	$0	0.00%	18.0%
12/31/2022	2.57	0	0	0.50%	-16.6%	12/31/2022	2.64	0	0	0.25%	-16.4%	12/31/2022	2.71	0	0	0.00%	-16.2%
12/31/2021	3.09	0	0	0.50%	20.5%	12/31/2021	3.16	0	0	0.25%	20.8%	12/31/2021	3.23	0	0	0.00%	21.1%
12/31/2020	2.56	0	0	0.50%	16.5%	12/31/2020	2.61	0	0	0.25%	16.7%	12/31/2020	2.67	0	0	0.00%	17.0%
12/31/2019	2.20	0	0	0.50%	24.4%	12/31/2019	2.24	0	0	0.25%	24.8%	12/31/2019	2.28	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	17.2%
2021	0.0%
2020	0.0%
2019	10.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust North Square Oak Ridge Small Cap Growth Fund A Class - 06-629

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,760	$36,729	4,152
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$29,776

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,776	12,740	$2.34
Band 100	-	-	2.41
Band 75	-	-	2.48
Band 50	-	-	2.55
Band 25	-	-	2.62
Band 0	-	-	2.70
Total	$29,776	12,740

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(330)
Net investment income (loss)			(330)

Gain (loss) on investments:
Net realized gain (loss)			(4,021)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,822
Net gain (loss)			5,801

Increase (decrease) in net assets from operations			$5,471

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(330)	$(354)
Net realized gain (loss)		(4,021)	(6,822)
Realized gain distributions		-	9,908
Net change in unrealized appreciation (depreciation)		9,822	(15,332)

Increase (decrease) in net assets from operations		5,471	(12,600)

Contract owner transactions:
Proceeds from units sold		5,080	7,333
Cost of units redeemed		(3,549)	(19,228)
Account charges		(5)	-
Increase (decrease)		1,526	(11,895)
Net increase (decrease)		6,997	(24,495)
Net assets, beginning		22,779	47,274
Net assets, ending		$29,776	$22,779

Units sold		2,499	3,684
Units redeemed		(1,763)	(9,631)
Net increase (decrease)		736	(5,947)
Units outstanding, beginning		12,004	17,951
Units outstanding, ending		12,740	12,004

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$908,627
Cost of units redeemed/account charges			(964,452)
Net investment income (loss)			(19,771)
Net realized gain (loss)			(51,399)
Realized gain distributions			163,740
Net change in unrealized appreciation (depreciation)			(6,969)
Net assets			$29,776
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.34	13	$30	1.25%	23.2%	12/31/2023	$2.41	0	$0	1.00%	23.5%	12/31/2023	$2.48	0	$0	0.75%	23.8%
12/31/2022	1.90	12	23	1.25%	-27.9%	12/31/2022	1.95	0	0	1.00%	-27.8%	12/31/2022	2.00	0	0	0.75%	-27.6%
12/31/2021	2.63	18	47	1.25%	8.8%	12/31/2021	2.70	0	0	1.00%	9.0%	12/31/2021	2.76	0	0	0.75%	9.3%
12/31/2020	2.42	14	35	1.25%	28.3%	12/31/2020	2.47	0	0	1.00%	28.6%	12/31/2020	2.53	0	0	0.75%	28.9%
12/31/2019	1.89	8	15	1.25%	20.9%	12/31/2019	1.92	0	0	1.00%	21.2%	12/31/2019	1.96	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.55	0	$0	0.50%	24.1%	12/31/2023	$2.62	0	$0	0.25%	24.4%	12/31/2023	$2.70	0	$0	0.00%	24.7%
12/31/2022	2.05	0	0	0.50%	-27.4%	12/31/2022	2.11	0	0	0.25%	-27.2%	12/31/2022	2.17	0	0	0.00%	-27.0%
12/31/2021	2.83	0	0	0.50%	9.6%	12/31/2021	2.90	0	0	0.25%	9.9%	12/31/2021	2.97	0	0	0.00%	10.1%
12/31/2020	2.58	0	0	0.50%	29.3%	12/31/2020	2.64	0	0	0.25%	29.6%	12/31/2020	2.70	0	0	0.00%	29.9%
12/31/2019	2.00	0	0	0.50%	21.8%	12/31/2019	2.04	0	0	0.25%	22.1%	12/31/2019	2.08	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Pioneer K Retirement Class - 06-6FH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.24
Band 25	-	-	1.25
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /19 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	1.25%	27.5%	12/31/2023	$1.23	0	$0	1.00%	27.8%	12/31/2023	$1.24	0	$0	0.75%	28.1%
12/31/2022	0.96	0	0	1.25%	-3.8%	12/31/2022	0.96	0	0	1.00%	-3.7%	12/31/2022	0.96	0	0	0.75%	-3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	28.4%	12/31/2023	$1.25	0	$0	0.25%	28.7%	12/31/2023	$1.25	0	$0	0.00%	29.1%
12/31/2022	0.97	0	0	0.50%	-3.4%	12/31/2022	0.97	0	0	0.25%	-3.2%	12/31/2022	0.97	0	0	0.00%	-3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Large Cap Val R6 Retirement Class - 06-6N7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.09
Band 50	-	-	1.09
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /20 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	1.25%	8.9%	12/31/2023	$1.09	0	$0	1.00%	9.1%	12/31/2023	$1.09	0	$0	0.75%	9.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	9.5%	12/31/2023	$1.10	0	$0	0.25%	9.7%	12/31/2023	$1.10	0	$0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Interm Bond R6 Retirement Class - 06-4NR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$76,726	$77,012	8,731
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$76,746

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$76,746	86,455	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.90
Band 50	-	-	0.91
Band 25	-	-	0.92
Band 0	-	-	0.93
Total	$76,746	86,455

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$785
Mortality & expense charges			(220)
Net investment income (loss)			565

Gain (loss) on investments:
Net realized gain (loss)			(11)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(286)
Net gain (loss)			(297)

Increase (decrease) in net assets from operations			$268

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$565	$-
Net realized gain (loss)		(11)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(286)	-

Increase (decrease) in net assets from operations		268	-

Contract owner transactions:
Proceeds from units sold		77,151	-
Cost of units redeemed		(673)	-
Account charges		-	-
Increase (decrease)		76,478	-
Net increase (decrease)		76,746	-
Net assets, beginning		-	-
Net assets, ending		$76,746	$-

Units sold		87,239	-
Units redeemed		(784)	-
Net increase (decrease)		86,455	-
Units outstanding, beginning		-	-
Units outstanding, ending		86,455	-

* Date of Fund Inception into Variable Account: 7 /31 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$77,151
Cost of units redeemed/account charges			(673)
Net investment income (loss)			565
Net realized gain (loss)			(11)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(286)
Net assets			$76,746
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.89	86	$77	1.25%	5.8%	12/31/2023	$0.90	0	$0	1.00%	6.1%	12/31/2023	$0.90	0	$0	0.75%	6.3%
12/31/2022	0.84	0	0	1.25%	-15.2%	12/31/2022	0.84	0	0	1.00%	-15.0%	12/31/2022	0.85	0	0	0.75%	-14.8%
12/31/2021	0.99	0	0	1.25%	-2.2%	12/31/2021	0.99	0	0	1.00%	-2.0%	12/31/2021	1.00	0	0	0.75%	-1.7%
12/31/2020	1.01	0	0	1.25%	1.2%	12/31/2020	1.01	0	0	1.00%	1.4%	12/31/2020	1.01	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	0	$0	0.50%	6.6%	12/31/2023	$0.92	0	$0	0.25%	6.9%	12/31/2023	$0.93	0	$0	0.00%	7.1%
12/31/2022	0.85	0	0	0.50%	-14.6%	12/31/2022	0.86	0	0	0.25%	-14.4%	12/31/2022	0.86	0	0	0.00%	-14.2%
12/31/2021	1.00	0	0	0.50%	-1.5%	12/31/2021	1.00	0	0	0.25%	-1.3%	12/31/2021	1.01	0	0	0.00%	-1.0%
12/31/2020	1.02	0	0	0.50%	1.6%	12/31/2020	1.02	0	0	0.25%	1.7%	12/31/2020	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth Inst Class - 06-6KM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,288,080	$3,019,298	83,041
Receivables: investments sold	2,840
Payables: investments purchased	-
Net assets	$3,290,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,290,920	2,702,954	$1.22
Band 100	-	-	1.22
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.23
Band 0	-	-	1.23
Total	$3,290,920	2,702,954

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(21,232)
Net investment income (loss)			(21,232)

Gain (loss) on investments:
Net realized gain (loss)			(494)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			268,782
Net gain (loss)			268,288

Increase (decrease) in net assets from operations			$247,056

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,232)	$-
Net realized gain (loss)		(494)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		268,782	-

Increase (decrease) in net assets from operations		247,056	-

Contract owner transactions:
Proceeds from units sold		3,285,585	-
Cost of units redeemed		(241,705)	-
Account charges		(16)	-
Increase (decrease)		3,043,864	-
Net increase (decrease)		3,290,920	-
Net assets, beginning		-	-
Net assets, ending		$3,290,920	$-

Units sold		2,916,066	-
Units redeemed		(213,112)	-
Net increase (decrease)		2,702,954	-
Units outstanding, beginning		-	-
Units outstanding, ending		2,702,954	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,285,585
Cost of units redeemed/account charges			(241,721)
Net investment income (loss)			(21,232)
Net realized gain (loss)			(494)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			268,782
Net assets			$3,290,920
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	2,703	$3,291	1.25%	18.9%	12/31/2023	$1.22	0	$0	1.00%	19.2%	12/31/2023	$1.22	0	$0	0.75%	19.4%
12/31/2022	1.02	0	0	1.25%	2.4%	12/31/2022	1.02	0	0	1.00%	2.4%	12/31/2022	1.02	0	0	0.75%	2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	19.7%	12/31/2023	$1.23	0	$0	0.25%	20.0%	12/31/2023	$1.23	0	$0	0.00%	20.3%
12/31/2022	1.02	0	0	0.50%	2.5%	12/31/2022	1.02	0	0	0.25%	2.5%	12/31/2022	1.02	0	0	0.00%	2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth R Class - 06-6KN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.17
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.18
Band 25	-	-	1.18
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /15 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	1.25%	18.2%	12/31/2023	$1.17	0	$0	1.00%	18.5%	12/31/2023	$1.18	0	$0	0.75%	18.7%
12/31/2022	0.99	0	0	1.25%	-0.9%	12/31/2022	0.99	0	0	1.00%	-0.9%	12/31/2022	0.99	0	0	0.75%	-0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	19.0%	12/31/2023	$1.18	0	$0	0.25%	19.3%	12/31/2023	$1.19	0	$0	0.00%	19.6%
12/31/2022	0.99	0	0	0.50%	-0.8%	12/31/2022	0.99	0	0	0.25%	-0.8%	12/31/2022	0.99	0	0	0.00%	-0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Voya Small Cap Growth R6 Class - 06-6JT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.17
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /17 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	1.25%	18.9%	12/31/2023	$1.16	0	$0	1.00%	19.2%	12/31/2023	$1.17	0	$0	0.75%	19.5%
12/31/2022	0.97	0	0	1.25%	-2.5%	12/31/2022	0.98	0	0	1.00%	-2.5%	12/31/2022	0.98	0	0	0.75%	-2.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	19.8%	12/31/2023	$1.17	0	$0	0.25%	20.1%	12/31/2023	$1.18	0	$0	0.00%	20.4%
12/31/2022	0.98	0	0	0.50%	-2.4%	12/31/2022	0.98	0	0	0.25%	-2.4%	12/31/2022	0.98	0	0	0.00%	-2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Spec Mid Cap Value R6 Class - 06-3J6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,334,835	$3,942,972	94,392
Receivables: investments sold	8,181
Payables: investments purchased	-
Net assets	$4,343,016

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,343,016	2,908,060	$1.49
Band 100	-	-	1.51
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$4,343,016	2,908,060

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$58,482
Mortality & expense charges			(47,010)
Net investment income (loss)			11,472

Gain (loss) on investments:
Net realized gain (loss)			50,697
Realized gain distributions			173,023
Net change in unrealized appreciation (depreciation)			78,069
Net gain (loss)			301,789

Increase (decrease) in net assets from operations			$313,261

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,472	$(4,043)
Net realized gain (loss)		50,697	96,900
Realized gain distributions		173,023	249,362
Net change in unrealized appreciation (depreciation)		78,069	(561,822)

Increase (decrease) in net assets from operations		313,261	(219,603)

Contract owner transactions:
Proceeds from units sold		1,229,078	757,001
Cost of units redeemed		(724,918)	(674,376)
Account charges		(3,716)	(2,297)
Increase (decrease)		500,444	80,328
Net increase (decrease)		813,705	(139,275)
Net assets, beginning		3,529,311	3,668,586
Net assets, ending		$4,343,016	$3,529,311

Units sold		876,933	549,620
Units redeemed		(527,411)	(499,390)
Net increase (decrease)		349,522	50,230
Units outstanding, beginning		2,558,538	2,508,308
Units outstanding, ending		2,908,060	2,558,538

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,683,750
Cost of units redeemed/account charges			(3,735,574)
Net investment income (loss)			(11,255)
Net realized gain (loss)			257,842
Realized gain distributions			756,390
Net change in unrealized appreciation (depreciation)			391,863
Net assets			$4,343,016
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	2,908	$4,343	1.25%	8.3%	12/31/2023	$1.51	0	$0	1.00%	8.5%	12/31/2023	$1.53	0	$0	0.75%	8.8%
12/31/2022	1.38	2,559	3,529	1.25%	-5.7%	12/31/2022	1.39	0	0	1.00%	-5.4%	12/31/2022	1.41	0	0	0.75%	-5.2%
12/31/2021	1.46	2,508	3,669	1.25%	27.2%	12/31/2021	1.47	0	0	1.00%	27.5%	12/31/2021	1.49	0	0	0.75%	27.8%
12/31/2020	1.15	2,155	2,478	1.25%	2.1%	12/31/2020	1.16	0	0	1.00%	2.3%	12/31/2020	1.16	0	0	0.75%	2.6%
12/31/2019	1.13	604	680	1.25%	34.0%	12/31/2019	1.13	0	0	1.00%	34.3%	12/31/2019	1.13	0	0	0.75%	34.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	0	$0	0.50%	9.1%	12/31/2023	$1.57	0	$0	0.25%	9.3%	12/31/2023	$1.60	0	$0	0.00%	9.6%
12/31/2022	1.42	0	0	0.50%	-5.0%	12/31/2022	1.44	0	0	0.25%	-4.7%	12/31/2022	1.46	0	0	0.00%	-4.5%
12/31/2021	1.50	0	0	0.50%	28.2%	12/31/2021	1.51	0	0	0.25%	28.5%	12/31/2021	1.52	0	0	0.00%	28.8%
12/31/2020	1.17	0	0	0.50%	2.8%	12/31/2020	1.18	0	0	0.25%	3.1%	12/31/2020	1.18	0	0	0.00%	3.4%
12/31/2019	1.14	0	0	0.50%	35.0%	12/31/2019	1.14	0	0	0.25%	35.3%	12/31/2019	1.14	0	0	0.00%	35.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.1%
2021	0.7%
2020	1.2%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Core Plus Bond R6 Retirement Class - 06-4YK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$201,152	$191,911	18,474
Receivables: investments sold	8,899
Payables: investments purchased	-
Net assets	$210,051

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$210,051	235,063	$0.89
Band 100	-	-	0.90
Band 75	-	-	0.90
Band 50	-	-	0.91
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$210,051	235,063

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,492
Mortality & expense charges			(2,421)
Net investment income (loss)			6,071

Gain (loss) on investments:
Net realized gain (loss)			2,864
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,518
Net gain (loss)			5,382

Increase (decrease) in net assets from operations			$11,453

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,071	$1,987
Net realized gain (loss)		2,864	18
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,518	6,723

Increase (decrease) in net assets from operations		11,453	8,728

Contract owner transactions:
Proceeds from units sold		24,887	430,746
Cost of units redeemed		(31,588)	(234,147)
Account charges		(25)	(3)
Increase (decrease)		(6,726)	196,596
Net increase (decrease)		4,727	205,324
Net assets, beginning		205,324	-
Net assets, ending		$210,051	$205,324

Units sold		28,542	526,791
Units redeemed		(36,150)	(284,120)
Net increase (decrease)		(7,608)	242,671
Units outstanding, beginning		242,671	-
Units outstanding, ending		235,063	242,671

* Date of Fund Inception into Variable Account: 8 /26 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$455,633
Cost of units redeemed/account charges			(265,763)
Net investment income (loss)			8,058
Net realized gain (loss)			2,882
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,241
Net assets			$210,051
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.89	235	$210	1.25%	5.6%	12/31/2023	$0.90	0	$0	1.00%	5.9%	12/31/2023	$0.90	0	$0	0.75%	6.1%
12/31/2022	0.85	243	205	1.25%	-14.8%	12/31/2022	0.85	0	0	1.00%	-14.6%	12/31/2022	0.85	0	0	0.75%	-14.4%
12/31/2021	0.99	0	0	1.25%	-0.7%	12/31/2021	0.99	0	0	1.00%	-0.6%	12/31/2021	0.99	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	0	$0	0.50%	6.4%	12/31/2023	$0.91	0	$0	0.25%	6.7%	12/31/2023	$0.92	0	$0	0.00%	6.9%
12/31/2022	0.85	0	0	0.50%	-14.1%	12/31/2022	0.86	0	0	0.25%	-13.9%	12/31/2022	0.86	0	0	0.00%	-13.7%
12/31/2021	1.00	0	0	0.50%	-0.5%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	2.4%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Intl Equity R6 Class - 06-3J7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	1.25%	14.6%	12/31/2023	$1.08	0	$0	1.00%	14.8%	12/31/2023	$1.09	0	$0	0.75%	15.1%
12/31/2022	0.93	0	0	1.25%	-12.4%	12/31/2022	0.94	0	0	1.00%	-12.2%	12/31/2022	0.95	0	0	0.75%	-12.0%
12/31/2021	1.06	0	0	1.25%	4.8%	12/31/2021	1.07	0	0	1.00%	5.1%	12/31/2021	1.08	0	0	0.75%	5.3%
12/31/2020	1.01	0	0	1.25%	3.6%	12/31/2020	1.02	0	0	1.00%	3.8%	12/31/2020	1.03	0	0	0.75%	4.1%
12/31/2019	0.98	0	0	1.25%	14.0%	12/31/2019	0.98	0	0	1.00%	14.2%	12/31/2019	0.99	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	15.4%	12/31/2023	$1.12	0	$0	0.25%	15.7%	12/31/2023	$1.14	0	$0	0.00%	16.0%
12/31/2022	0.96	0	0	0.50%	-11.8%	12/31/2022	0.97	0	0	0.25%	-11.6%	12/31/2022	0.98	0	0	0.00%	-11.3%
12/31/2021	1.09	0	0	0.50%	5.6%	12/31/2021	1.10	0	0	0.25%	5.9%	12/31/2021	1.11	0	0	0.00%	6.1%
12/31/2020	1.03	0	0	0.50%	4.3%	12/31/2020	1.04	0	0	0.25%	4.6%	12/31/2020	1.04	0	0	0.00%	4.9%
12/31/2019	0.99	0	0	0.50%	14.8%	12/31/2019	0.99	0	0	0.25%	15.1%	12/31/2019	0.99	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Allspring Spec Small Cap Value R6 Class - 06-3JF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,288,844	$2,171,195	55,091
Receivables: investments sold	-
Payables: investments purchased	(14,659)
Net assets	$2,274,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,274,185	1,757,490	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$2,274,185	1,757,490

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28,496
Mortality & expense charges			(22,310)
Net investment income (loss)			6,186

Gain (loss) on investments:
Net realized gain (loss)			(27,064)
Realized gain distributions			23,347
Net change in unrealized appreciation (depreciation)			311,642
Net gain (loss)			307,925

Increase (decrease) in net assets from operations			$314,111

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,186	$53
Net realized gain (loss)		(27,064)	1,681
Realized gain distributions		23,347	84,921
Net change in unrealized appreciation (depreciation)		311,642	(325,299)

Increase (decrease) in net assets from operations		314,111	(238,644)

Contract owner transactions:
Proceeds from units sold		829,630	849,733
Cost of units redeemed		(511,235)	(488,983)
Account charges		(4,954)	(3,209)
Increase (decrease)		313,441	357,541
Net increase (decrease)		627,552	118,897
Net assets, beginning		1,646,633	1,527,736
Net assets, ending		$2,274,185	$1,646,633

Units sold		704,836	738,407
Units redeemed		(444,879)	(427,599)
Net increase (decrease)		259,957	310,808
Units outstanding, beginning		1,497,533	1,186,725
Units outstanding, ending		1,757,490	1,497,533

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,184,455
Cost of units redeemed/account charges			(2,325,327)
Net investment income (loss)			2,827
Net realized gain (loss)			95,030
Realized gain distributions			199,551
Net change in unrealized appreciation (depreciation)			117,649
Net assets			$2,274,185
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	1,757	$2,274	1.25%	17.7%	12/31/2023	$1.31	0	$0	1.00%	18.0%	12/31/2023	$1.33	0	$0	0.75%	18.3%
12/31/2022	1.10	1,498	1,647	1.25%	-14.6%	12/31/2022	1.11	0	0	1.00%	-14.4%	12/31/2022	1.12	0	0	0.75%	-14.2%
12/31/2021	1.29	1,187	1,528	1.25%	26.7%	12/31/2021	1.30	0	0	1.00%	27.0%	12/31/2021	1.31	0	0	0.75%	27.3%
12/31/2020	1.02	779	792	1.25%	0.3%	12/31/2020	1.02	0	0	1.00%	0.6%	12/31/2020	1.03	0	0	0.75%	0.8%
12/31/2019	1.01	433	439	1.25%	27.0%	12/31/2019	1.02	0	0	1.00%	27.3%	12/31/2019	1.02	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	18.6%	12/31/2023	$1.36	0	$0	0.25%	18.9%	12/31/2023	$1.38	0	$0	0.00%	19.2%
12/31/2022	1.14	0	0	0.50%	-13.9%	12/31/2022	1.15	0	0	0.25%	-13.7%	12/31/2022	1.16	0	0	0.00%	-13.5%
12/31/2021	1.32	0	0	0.50%	27.6%	12/31/2021	1.33	0	0	0.25%	27.9%	12/31/2021	1.34	0	0	0.00%	28.3%
12/31/2020	1.03	0	0	0.50%	1.1%	12/31/2020	1.04	0	0	0.25%	1.3%	12/31/2020	1.05	0	0	0.00%	1.6%
12/31/2019	1.02	0	0	0.50%	28.0%	12/31/2019	1.03	0	0	0.25%	28.3%	12/31/2019	1.03	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.2%
2021	0.9%
2020	0.9%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Equity Fund IS Class - 06-CHJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,140,769	$1,104,620	47,659
Receivables: investments sold	-
Payables: investments purchased	(8,864)
Net assets	$1,131,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,131,905	755,297	$1.50
Band 100	-	-	1.53
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$1,131,905	755,297

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,671
Mortality & expense charges			(13,525)
Net investment income (loss)			3,146

Gain (loss) on investments:
Net realized gain (loss)			(15,590)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			148,332
Net gain (loss)			132,742

Increase (decrease) in net assets from operations			$135,888

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,146	$3,073
Net realized gain (loss)		(15,590)	(70,741)
Realized gain distributions		-	59,549
Net change in unrealized appreciation (depreciation)		148,332	(78,661)

Increase (decrease) in net assets from operations		135,888	(86,780)

Contract owner transactions:
Proceeds from units sold		245,074	850,548
Cost of units redeemed		(350,419)	(325,363)
Account charges		(1,774)	(2,172)
Increase (decrease)		(107,119)	523,013
Net increase (decrease)		28,769	436,233
Net assets, beginning		1,103,136	666,903
Net assets, ending		$1,131,905	$1,103,136

Units sold		173,200	668,892
Units redeemed		(250,824)	(221,981)
Net increase (decrease)		(77,624)	446,911
Units outstanding, beginning		832,921	386,010
Units outstanding, ending		755,297	832,921

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,114,117
Cost of units redeemed/account charges			(4,285,498)
Net investment income (loss)			37,574
Net realized gain (loss)			92,947
Realized gain distributions			136,616
Net change in unrealized appreciation (depreciation)			36,149
Net assets			$1,131,905
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.50	755	$1,132	1.25%	13.2%	12/31/2023	$1.53	0	$0	1.00%	13.4%	12/31/2023	$1.56	0	$0	0.75%	13.7%
12/31/2022	1.32	833	1,103	1.25%	-23.3%	12/31/2022	1.35	0	0	1.00%	-23.1%	12/31/2022	1.37	0	0	0.75%	-23.0%
12/31/2021	1.73	386	667	1.25%	6.7%	12/31/2021	1.75	0	0	1.00%	7.0%	12/31/2021	1.78	0	0	0.75%	7.2%
12/31/2020	1.62	462	748	1.25%	20.3%	12/31/2020	1.64	0	0	1.00%	20.6%	12/31/2020	1.66	0	0	0.75%	20.9%
12/31/2019	1.35	807	1,087	1.25%	21.0%	12/31/2019	1.36	0	0	1.00%	21.3%	12/31/2019	1.37	0	0	0.75%	21.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	0.50%	14.0%	12/31/2023	$1.63	0	$0	0.25%	14.3%	12/31/2023	$1.66	0	$0	0.00%	14.6%
12/31/2022	1.40	0	0	0.50%	-22.8%	12/31/2022	1.42	0	0	0.25%	-22.6%	12/31/2022	1.45	0	0	0.00%	-22.4%
12/31/2021	1.81	0	0	0.50%	7.5%	12/31/2021	1.84	0	0	0.25%	7.8%	12/31/2021	1.86	0	0	0.00%	8.0%
12/31/2020	1.68	0	0	0.50%	21.2%	12/31/2020	1.70	0	0	0.25%	21.5%	12/31/2020	1.73	0	0	0.00%	21.8%
12/31/2019	1.39	0	0	0.50%	21.9%	12/31/2019	1.40	0	0	0.25%	22.2%	12/31/2019	1.42	1,404	1,991	0.00%	22.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.1%
2021	1.1%
2020	0.4%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated International Equity Fund A Class - 06-CHH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,840	$265,487	10,777
Receivables: investments sold	442
Payables: investments purchased	-
Net assets	$253,282

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$253,282	172,761	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.56
Band 25	-	-	1.59
Band 0	-	-	1.62
Total	$253,282	172,761

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,118
Mortality & expense charges			(3,012)
Net investment income (loss)			106

Gain (loss) on investments:
Net realized gain (loss)			(20,838)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			48,659
Net gain (loss)			27,821

Increase (decrease) in net assets from operations			$27,927

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$106	$(3,185)
Net realized gain (loss)		(20,838)	(25,970)
Realized gain distributions		-	12,509
Net change in unrealized appreciation (depreciation)		48,659	(102,378)

Increase (decrease) in net assets from operations		27,927	(119,024)

Contract owner transactions:
Proceeds from units sold		78,416	58,622
Cost of units redeemed		(81,476)	(195,636)
Account charges		(176)	(211)
Increase (decrease)		(3,236)	(137,225)
Net increase (decrease)		24,691	(256,249)
Net assets, beginning		228,591	484,840
Net assets, ending		$253,282	$228,591

Units sold		55,423	41,001
Units redeemed		(58,670)	(150,378)
Net increase (decrease)		(3,247)	(109,377)
Units outstanding, beginning		176,008	285,385
Units outstanding, ending		172,761	176,008

* Date of Fund Inception into Variable Account: 11 /20 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$815,489
Cost of units redeemed/account charges			(627,673)
Net investment income (loss)			(2,543)
Net realized gain (loss)			16,178
Realized gain distributions			64,478
Net change in unrealized appreciation (depreciation)			(12,647)
Net assets			$253,282
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	173	$253	1.25%	12.9%	12/31/2023	$1.50	0	$0	1.00%	13.2%	12/31/2023	$1.53	0	$0	0.75%	13.4%
12/31/2022	1.30	176	229	1.25%	-23.6%	12/31/2022	1.32	0	0	1.00%	-23.4%	12/31/2022	1.35	0	0	0.75%	-23.2%
12/31/2021	1.70	285	485	1.25%	6.5%	12/31/2021	1.73	0	0	1.00%	6.7%	12/31/2021	1.75	0	0	0.75%	7.0%
12/31/2020	1.60	268	428	1.25%	20.0%	12/31/2020	1.62	0	0	1.00%	20.3%	12/31/2020	1.64	0	0	0.75%	20.6%
12/31/2019	1.33	266	354	1.25%	20.6%	12/31/2019	1.34	0	0	1.00%	20.9%	12/31/2019	1.36	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	13.7%	12/31/2023	$1.59	0	$0	0.25%	14.0%	12/31/2023	$1.62	0	$0	0.00%	14.3%
12/31/2022	1.37	0	0	0.50%	-23.0%	12/31/2022	1.39	0	0	0.25%	-22.8%	12/31/2022	1.42	0	0	0.00%	-22.6%
12/31/2021	1.78	0	0	0.50%	7.3%	12/31/2021	1.81	0	0	0.25%	7.5%	12/31/2021	1.83	0	0	0.00%	7.8%
12/31/2020	1.66	0	0	0.50%	20.9%	12/31/2020	1.68	0	0	0.25%	21.2%	12/31/2020	1.70	45	76	0.00%	21.5%
12/31/2019	1.37	0	0	0.50%	21.6%	12/31/2019	1.39	0	0	0.25%	21.9%	12/31/2019	1.40	43	60	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	0.4%
2021	0.8%
2020	1.0%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Federated Herm Total Return Bond R6 Class - 06-6GY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,056,990	$2,061,805	218,424
Receivables: investments sold	35,520
Payables: investments purchased	-
Net assets	$2,092,510

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,092,510	1,915,252	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$2,092,510	1,915,252

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$53,956
Mortality & expense charges			(16,859)
Net investment income (loss)			37,097

Gain (loss) on investments:
Net realized gain (loss)			(1,572)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,796)
Net gain (loss)			(6,368)

Increase (decrease) in net assets from operations			$30,729

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,097	$9
Net realized gain (loss)		(1,572)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,796)	(19)

Increase (decrease) in net assets from operations		30,729	(10)

Contract owner transactions:
Proceeds from units sold		3,439,679	1,680
Cost of units redeemed		(1,372,145)	-
Account charges		(7,421)	(2)
Increase (decrease)		2,060,113	1,678
Net increase (decrease)		2,090,842	1,668
Net assets, beginning		1,668	-
Net assets, ending		$2,092,510	$1,668

Units sold		3,439,794	1,588
Units redeemed		(1,526,128)	(2)
Net increase (decrease)		1,913,666	1,586
Units outstanding, beginning		1,586	-
Units outstanding, ending		1,915,252	1,586

* Date of Fund Inception into Variable Account: 7 /7 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,441,359
Cost of units redeemed/account charges			(1,379,568)
Net investment income (loss)			37,106
Net realized gain (loss)			(1,572)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,815)
Net assets			$2,092,510
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	1,915	$2,093	1.25%	3.9%	12/31/2023	$1.10	0	$0	1.00%	4.1%	12/31/2023	$1.10	0	$0	0.75%	4.4%
12/31/2022	1.05	2	2	1.25%	5.2%	12/31/2022	1.05	0	0	1.00%	5.3%	12/31/2022	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	4.6%	12/31/2023	$1.11	0	$0	0.25%	4.9%	12/31/2023	$1.11	0	$0	0.00%	5.2%
12/31/2022	1.06	0	0	0.50%	5.6%	12/31/2022	1.06	0	0	0.25%	5.7%	12/31/2022	1.06	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.2%
2022	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap Value II R6 Ret Class - 06-6M7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.11
Band 25	-	-	1.11
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	1.25%	10.0%	12/31/2023	$1.10	0	$0	1.00%	10.3%	12/31/2023	$1.11	0	$0	0.75%	10.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	10.8%	12/31/2023	$1.11	0	$0	0.25%	11.0%	12/31/2023	$1.11	0	$0	0.00%	11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,455,388	$1,474,660	54,591
Receivables: investments sold	1,669
Payables: investments purchased	-
Net assets	$1,457,057

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,276,554	825,952	$1.55
Band 100	179,752	114,351	1.57
Band 75	-	-	1.60
Band 50	751	462	1.63
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$1,457,057	940,765

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,339
Mortality & expense charges			(15,496)
Net investment income (loss)			(2,157)

Gain (loss) on investments:
Net realized gain (loss)			(21,668)
Realized gain distributions			39,428
Net change in unrealized appreciation (depreciation)			169,532
Net gain (loss)			187,292

Increase (decrease) in net assets from operations			$185,135

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,157)	$(9,377)
Net realized gain (loss)		(21,668)	15,541
Realized gain distributions		39,428	107,104
Net change in unrealized appreciation (depreciation)		169,532	(458,258)

Increase (decrease) in net assets from operations		185,135	(344,990)

Contract owner transactions:
Proceeds from units sold		289,936	587,215
Cost of units redeemed		(265,798)	(943,435)
Account charges		(1,049)	(1,047)
Increase (decrease)		23,089	(357,267)
Net increase (decrease)		208,224	(702,257)
Net assets, beginning		1,248,833	1,951,090
Net assets, ending		$1,457,057	$1,248,833

Units sold		212,679	423,549
Units redeemed		(189,969)	(685,827)
Net increase (decrease)		22,710	(262,278)
Units outstanding, beginning		918,055	1,180,333
Units outstanding, ending		940,765	918,055

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,508,308
Cost of units redeemed/account charges			(3,684,280)
Net investment income (loss)			(42,980)
Net realized gain (loss)			208,368
Realized gain distributions			486,913
Net change in unrealized appreciation (depreciation)			(19,272)
Net assets			$1,457,057
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	826	$1,277	1.25%	13.8%	12/31/2023	$1.57	114	$180	1.00%	14.1%	12/31/2023	$1.60	0	$0	0.75%	14.4%
12/31/2022	1.36	825	1,121	1.25%	-17.8%	12/31/2022	1.38	92	127	1.00%	-17.6%	12/31/2022	1.40	0	0	0.75%	-17.4%
12/31/2021	1.65	1,103	1,822	1.25%	24.0%	12/31/2021	1.67	77	128	1.00%	24.3%	12/31/2021	1.69	0	0	0.75%	24.6%
12/31/2020	1.33	1,271	1,694	1.25%	9.3%	12/31/2020	1.34	71	96	1.00%	9.6%	12/31/2020	1.36	0	0	0.75%	9.8%
12/31/2019	1.22	907	1,105	1.25%	20.5%	12/31/2019	1.23	58	71	1.00%	20.8%	12/31/2019	1.24	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	0	$1	0.50%	14.6%	12/31/2023	$1.65	0	$0	0.25%	14.9%	12/31/2023	$1.68	0	$0	0.00%	15.2%
12/31/2022	1.42	0	1	0.50%	-17.1%	12/31/2022	1.44	0	0	0.25%	-16.9%	12/31/2022	1.46	0	0	0.00%	-16.7%
12/31/2021	1.71	0	1	0.50%	24.9%	12/31/2021	1.73	0	0	0.25%	25.2%	12/31/2021	1.75	0	0	0.00%	25.5%
12/31/2020	1.37	1	1	0.50%	10.1%	12/31/2020	1.38	0	0	0.25%	10.4%	12/31/2020	1.40	0	0	0.00%	10.7%
12/31/2019	1.24	1	1	0.50%	21.4%	12/31/2019	1.25	0	0	0.25%	21.7%	12/31/2019	1.26	3	4	0.00%	22.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.6%
2021	0.4%
2020	0.7%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Global Real Estate Securities Fund R6 Class - 06-3JP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$129,231	$141,801	13,738
Receivables: investments sold	-
Payables: investments purchased	(1,597)
Net assets	$127,634

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$127,634	121,361	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.12
Total	$127,634	121,361

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,369
Mortality & expense charges			(1,336)
Net investment income (loss)			2,033

Gain (loss) on investments:
Net realized gain (loss)			(1,051)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,281
Net gain (loss)			8,230

Increase (decrease) in net assets from operations			$10,263

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,033	$(275)
Net realized gain (loss)		(1,051)	(7,914)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,281	(22,061)

Increase (decrease) in net assets from operations		10,263	(30,250)

Contract owner transactions:
Proceeds from units sold		60,701	43,632
Cost of units redeemed		(21,769)	(34,764)
Account charges		(178)	(72)
Increase (decrease)		38,754	8,796
Net increase (decrease)		49,017	(21,454)
Net assets, beginning		78,617	100,071
Net assets, ending		$127,634	$78,617

Units sold		61,160	39,157
Units redeemed		(21,678)	(32,691)
Net increase (decrease)		39,482	6,466
Units outstanding, beginning		81,879	75,413
Units outstanding, ending		121,361	81,879

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$310,385
Cost of units redeemed/account charges			(166,471)
Net investment income (loss)			3,427
Net realized gain (loss)			(7,473)
Realized gain distributions			336
Net change in unrealized appreciation (depreciation)			(12,570)
Net assets			$127,634
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	121	$128	1.25%	9.5%	12/31/2023	$1.07	0	$0	1.00%	9.8%	12/31/2023	$1.08	0	$0	0.75%	10.1%
12/31/2022	0.96	82	79	1.25%	-27.6%	12/31/2022	0.97	0	0	1.00%	-27.5%	12/31/2022	0.98	0	0	0.75%	-27.3%
12/31/2021	1.33	75	100	1.25%	22.0%	12/31/2021	1.34	0	0	1.00%	22.3%	12/31/2021	1.35	0	0	0.75%	22.6%
12/31/2020	1.09	5	6	1.25%	-5.1%	12/31/2020	1.09	0	0	1.00%	-4.8%	12/31/2020	1.10	0	0	0.75%	-4.6%
12/31/2019	1.15	0	0	1.25%	23.3%	12/31/2019	1.15	0	0	1.00%	23.6%	12/31/2019	1.15	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	10.4%	12/31/2023	$1.11	0	$0	0.25%	10.6%	12/31/2023	$1.12	0	$0	0.00%	10.9%
12/31/2022	0.99	0	0	0.50%	-27.1%	12/31/2022	1.00	0	0	0.25%	-26.9%	12/31/2022	1.01	0	0	0.00%	-26.7%
12/31/2021	1.36	0	0	0.50%	22.9%	12/31/2021	1.37	0	0	0.25%	23.2%	12/31/2021	1.38	0	0	0.00%	23.5%
12/31/2020	1.11	0	0	0.50%	-4.3%	12/31/2020	1.11	0	0	0.25%	-4.1%	12/31/2020	1.12	0	0	0.00%	-3.9%
12/31/2019	1.16	0	0	0.50%	24.2%	12/31/2019	1.16	0	0	0.25%	24.5%	12/31/2019	1.16	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	1.0%
2021	4.0%
2020	2.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Core Fixed Inc R6 Class - 06-3JJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$688,635	$738,739	79,925
Receivables: investments sold	325
Payables: investments purchased	-
Net assets	$688,960

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$688,960	681,970	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$688,960	681,970

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$22,010
Mortality & expense charges			(8,224)
Net investment income (loss)			13,786

Gain (loss) on investments:
Net realized gain (loss)			(4,167)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,747
Net gain (loss)			16,580

Increase (decrease) in net assets from operations			$30,366

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,786	$10,137
Net realized gain (loss)		(4,167)	(1,406)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,747	(112,506)

Increase (decrease) in net assets from operations		30,366	(103,775)

Contract owner transactions:
Proceeds from units sold		48,988	17,712
Cost of units redeemed		(35,534)	(17,659)
Account charges		(2,989)	(3,069)
Increase (decrease)		10,465	(3,016)
Net increase (decrease)		40,831	(106,791)
Net assets, beginning		648,129	754,920
Net assets, ending		$688,960	$648,129

Units sold		50,446	17,481
Units redeemed		(39,150)	(20,595)
Net increase (decrease)		11,296	(3,114)
Units outstanding, beginning		670,674	673,788
Units outstanding, ending		681,970	670,674

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,067,316
Cost of units redeemed/account charges			(2,514,465)
Net investment income (loss)			83,652
Net realized gain (loss)			102,561
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(50,104)
Net assets			$688,960
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	682	$689	1.25%	4.5%	12/31/2023	$1.02	0	$0	1.00%	4.8%	12/31/2023	$1.04	0	$0	0.75%	5.1%
12/31/2022	0.97	671	648	1.25%	-13.7%	12/31/2022	0.98	0	0	1.00%	-13.5%	12/31/2022	0.99	0	0	0.75%	-13.3%
12/31/2021	1.12	674	755	1.25%	-3.0%	12/31/2021	1.13	0	0	1.00%	-2.7%	12/31/2021	1.14	0	0	0.75%	-2.5%
12/31/2020	1.15	644	744	1.25%	7.0%	12/31/2020	1.16	0	0	1.00%	7.2%	12/31/2020	1.17	0	0	0.75%	7.5%
12/31/2019	1.08	1,408	1,520	1.25%	7.7%	12/31/2019	1.08	0	0	1.00%	8.0%	12/31/2019	1.09	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	5.3%	12/31/2023	$1.06	0	$0	0.25%	5.6%	12/31/2023	$1.08	0	$0	0.00%	5.9%
12/31/2022	1.00	0	0	0.50%	-13.1%	12/31/2022	1.01	0	0	0.25%	-12.9%	12/31/2022	1.02	0	0	0.00%	-12.7%
12/31/2021	1.15	0	0	0.50%	-2.2%	12/31/2021	1.16	0	0	0.25%	-2.0%	12/31/2021	1.17	0	0	0.00%	-1.7%
12/31/2020	1.17	0	0	0.50%	7.8%	12/31/2020	1.18	0	0	0.25%	8.1%	12/31/2020	1.19	0	0	0.00%	8.3%
12/31/2019	1.09	0	0	0.50%	8.5%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.10	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	2.7%
2021	2.3%
2020	3.0%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal LargeCap Growth Fund R6 Class - 06-3JH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$735,665	$699,202	42,584
Receivables: investments sold	6,580
Payables: investments purchased	-
Net assets	$742,245

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$742,245	441,505	$1.68
Band 100	-	-	1.70
Band 75	-	-	1.73
Band 50	-	-	1.75
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$742,245	441,505

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,896)
Net investment income (loss)			(7,896)

Gain (loss) on investments:
Net realized gain (loss)			(897)
Realized gain distributions			41,415
Net change in unrealized appreciation (depreciation)			171,821
Net gain (loss)			212,339

Increase (decrease) in net assets from operations			$204,443

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,896)	$(7,404)
Net realized gain (loss)		(897)	375
Realized gain distributions		41,415	53,410
Net change in unrealized appreciation (depreciation)		171,821	(324,347)

Increase (decrease) in net assets from operations		204,443	(277,966)

Contract owner transactions:
Proceeds from units sold		42,627	51,186
Cost of units redeemed		(18,027)	(35,930)
Account charges		(2,848)	(2,510)
Increase (decrease)		21,752	12,746
Net increase (decrease)		226,195	(265,220)
Net assets, beginning		516,050	781,270
Net assets, ending		$742,245	$516,050

Units sold		29,019	34,244
Units redeemed		(13,750)	(28,660)
Net increase (decrease)		15,269	5,584
Units outstanding, beginning		426,236	420,652
Units outstanding, ending		441,505	426,236

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,057,803
Cost of units redeemed/account charges			(1,707,451)
Net investment income (loss)			(40,147)
Net realized gain (loss)			65,448
Realized gain distributions			330,129
Net change in unrealized appreciation (depreciation)			36,463
Net assets			$742,245
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	442	$742	1.25%	38.9%	12/31/2023	$1.70	0	$0	1.00%	39.2%	12/31/2023	$1.73	0	$0	0.75%	39.6%
12/31/2022	1.21	426	516	1.25%	-34.8%	12/31/2022	1.22	0	0	1.00%	-34.6%	12/31/2022	1.24	0	0	0.75%	-34.5%
12/31/2021	1.86	421	781	1.25%	20.3%	12/31/2021	1.87	0	0	1.00%	20.6%	12/31/2021	1.89	0	0	0.75%	20.9%
12/31/2020	1.54	425	657	1.25%	34.4%	12/31/2020	1.55	0	0	1.00%	34.8%	12/31/2020	1.56	0	0	0.75%	35.1%
12/31/2019	1.15	599	688	1.25%	33.3%	12/31/2019	1.15	0	0	1.00%	33.6%	12/31/2019	1.16	0	0	0.75%	34.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	0	$0	0.50%	39.9%	12/31/2023	$1.77	0	$0	0.25%	40.2%	12/31/2023	$1.80	0	$0	0.00%	40.6%
12/31/2022	1.25	0	0	0.50%	-34.3%	12/31/2022	1.26	0	0	0.25%	-34.2%	12/31/2022	1.28	0	0	0.00%	-34.0%
12/31/2021	1.90	0	0	0.50%	21.2%	12/31/2021	1.92	0	0	0.25%	21.5%	12/31/2021	1.93	0	0	0.00%	21.8%
12/31/2020	1.57	0	0	0.50%	35.4%	12/31/2020	1.58	0	0	0.25%	35.8%	12/31/2020	1.59	0	0	0.00%	36.1%
12/31/2019	1.16	0	0	0.50%	34.3%	12/31/2019	1.16	0	0	0.25%	34.6%	12/31/2019	1.17	0	0	0.00%	35.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Real Estate Securities Fund R6 Class - 06-3CP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$207,299	$203,677	7,529
Receivables: investments sold	1,859
Payables: investments purchased	-
Net assets	$209,158

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$209,158	153,897	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$209,158	153,897

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,376
Mortality & expense charges			(2,275)
Net investment income (loss)			3,101

Gain (loss) on investments:
Net realized gain (loss)			(1,005)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,546
Net gain (loss)			19,541

Increase (decrease) in net assets from operations			$22,642

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,101	$2,102
Net realized gain (loss)		(1,005)	(2,043)
Realized gain distributions		-	1,755
Net change in unrealized appreciation (depreciation)		20,546	(65,890)

Increase (decrease) in net assets from operations		22,642	(64,076)

Contract owner transactions:
Proceeds from units sold		33,273	32,122
Cost of units redeemed		(23,438)	(32,069)
Account charges		(433)	(519)
Increase (decrease)		9,402	(466)
Net increase (decrease)		32,044	(64,542)
Net assets, beginning		177,114	241,656
Net assets, ending		$209,158	$177,114

Units sold		26,958	25,957
Units redeemed		(18,997)	(27,235)
Net increase (decrease)		7,961	(1,278)
Units outstanding, beginning		145,936	147,214
Units outstanding, ending		153,897	145,936

* Date of Fund Inception into Variable Account: 11 /22 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$271,487
Cost of units redeemed/account charges			(77,683)
Net investment income (loss)			7,318
Net realized gain (loss)			(2,943)
Realized gain distributions			7,357
Net change in unrealized appreciation (depreciation)			3,622
Net assets			$209,158
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	154	$209	1.25%	12.0%	12/31/2023	$1.38	0	$0	1.00%	12.3%	12/31/2023	$1.40	0	$0	0.75%	12.5%
12/31/2022	1.21	146	177	1.25%	-26.1%	12/31/2022	1.23	0	0	1.00%	-25.9%	12/31/2022	1.24	0	0	0.75%	-25.7%
12/31/2021	1.64	147	242	1.25%	38.0%	12/31/2021	1.65	0	0	1.00%	38.3%	12/31/2021	1.67	0	0	0.75%	38.7%
12/31/2020	1.19	0	0	1.25%	-4.3%	12/31/2020	1.20	0	0	1.00%	-4.1%	12/31/2020	1.20	0	0	0.75%	-3.8%
12/31/2019	1.24	0	0	1.25%	29.6%	12/31/2019	1.25	0	0	1.00%	29.9%	12/31/2019	1.25	0	0	0.75%	30.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	12.8%	12/31/2023	$1.43	0	$0	0.25%	13.1%	12/31/2023	$1.45	0	$0	0.00%	13.4%
12/31/2022	1.25	0	0	0.50%	-25.5%	12/31/2022	1.27	0	0	0.25%	-25.3%	12/31/2022	1.28	0	0	0.00%	-25.1%
12/31/2021	1.68	0	0	0.50%	39.0%	12/31/2021	1.70	0	0	0.25%	39.4%	12/31/2021	1.71	0	0	0.00%	39.7%
12/31/2020	1.21	0	0	0.50%	-3.6%	12/31/2020	1.22	0	0	0.25%	-3.4%	12/31/2020	1.22	0	0	0.00%	-3.1%
12/31/2019	1.25	0	0	0.50%	30.6%	12/31/2019	1.26	0	0	0.25%	30.9%	12/31/2019	1.26	0	0	0.00%	31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	2.2%
2021	3.5%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$453,798	$488,097	20,819
Receivables: investments sold	4,637
Payables: investments purchased	-
Net assets	$458,435

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$458,435	293,421	$1.56
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.62
Band 25	-	-	1.64
Band 0	-	-	1.66
Total	$458,435	293,421

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,230
Mortality & expense charges			(5,035)
Net investment income (loss)			1,195

Gain (loss) on investments:
Net realized gain (loss)			(8,044)
Realized gain distributions			10,410
Net change in unrealized appreciation (depreciation)			52,081
Net gain (loss)			54,447

Increase (decrease) in net assets from operations			$55,642

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,195	$1,053
Net realized gain (loss)		(8,044)	(6,930)
Realized gain distributions		10,410	20,639
Net change in unrealized appreciation (depreciation)		52,081	(65,939)

Increase (decrease) in net assets from operations		55,642	(51,177)

Contract owner transactions:
Proceeds from units sold		69,998	140,342
Cost of units redeemed		(34,676)	(30,439)
Account charges		(8)	-
Increase (decrease)		35,314	109,903
Net increase (decrease)		90,956	58,726
Net assets, beginning		367,479	308,753
Net assets, ending		$458,435	$367,479

Units sold		48,421	97,217
Units redeemed		(25,233)	(21,589)
Net increase (decrease)		23,188	75,628
Units outstanding, beginning		270,233	194,605
Units outstanding, ending		293,421	270,233

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$540,891
Cost of units redeemed/account charges			(89,527)
Net investment income (loss)			5,669
Net realized gain (loss)			(16,121)
Realized gain distributions			51,822
Net change in unrealized appreciation (depreciation)			(34,299)
Net assets			$458,435
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	293	$458	1.25%	14.9%	12/31/2023	$1.58	0	$0	1.00%	15.2%	12/31/2023	$1.60	0	$0	0.75%	15.5%
12/31/2022	1.36	270	367	1.25%	-14.3%	12/31/2022	1.37	0	0	1.00%	-14.1%	12/31/2022	1.39	0	0	0.75%	-13.9%
12/31/2021	1.59	195	309	1.25%	22.9%	12/31/2021	1.60	0	0	1.00%	23.2%	12/31/2021	1.61	0	0	0.75%	23.5%
12/31/2020	1.29	0	0	1.25%	12.2%	12/31/2020	1.30	0	0	1.00%	12.4%	12/31/2020	1.30	0	0	0.75%	12.7%
12/31/2019	1.15	0	0	1.25%	15.1%	12/31/2019	1.15	0	0	1.00%	15.3%	12/31/2019	1.16	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	15.8%	12/31/2023	$1.64	0	$0	0.25%	16.0%	12/31/2023	$1.66	0	$0	0.00%	16.3%
12/31/2022	1.40	0	0	0.50%	-13.6%	12/31/2022	1.41	0	0	0.25%	-13.4%	12/31/2022	1.43	0	0	0.00%	-13.2%
12/31/2021	1.62	0	0	0.50%	23.9%	12/31/2021	1.63	0	0	0.25%	24.2%	12/31/2021	1.65	0	0	0.00%	24.5%
12/31/2020	1.31	0	0	0.50%	13.0%	12/31/2020	1.32	0	0	0.25%	13.3%	12/31/2020	1.32	0	0	0.00%	13.6%
12/31/2019	1.16	0	0	0.50%	15.9%	12/31/2019	1.16	0	0	0.25%	16.2%	12/31/2019	1.16	0	0	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.6%
2021	2.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal SmallCap Growth Fund I R6 Class - 06-3RP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$241,006	$267,455	17,052
Receivables: investments sold	285
Payables: investments purchased	-
Net assets	$241,291

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$241,291	165,740	$1.46
Band 100	-	-	1.47
Band 75	-	-	1.49
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$241,291	165,740

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,767)
Net investment income (loss)			(2,767)

Gain (loss) on investments:
Net realized gain (loss)			(11,925)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			46,540
Net gain (loss)			34,615

Increase (decrease) in net assets from operations			$31,848

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,767)	$(2,571)
Net realized gain (loss)		(11,925)	(23,921)
Realized gain distributions		-	1,523
Net change in unrealized appreciation (depreciation)		46,540	(50,119)

Increase (decrease) in net assets from operations		31,848	(75,088)

Contract owner transactions:
Proceeds from units sold		55,050	67,532
Cost of units redeemed		(36,590)	(50,703)
Account charges		(199)	(201)
Increase (decrease)		18,261	16,628
Net increase (decrease)		50,109	(58,460)
Net assets, beginning		191,182	249,642
Net assets, ending		$241,291	$191,182

Units sold		41,109	49,362
Units redeemed		(26,662)	(37,614)
Net increase (decrease)		14,447	11,748
Units outstanding, beginning		151,293	139,545
Units outstanding, ending		165,740	151,293

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$480,067
Cost of units redeemed/account charges			(201,284)
Net investment income (loss)			(8,759)
Net realized gain (loss)			(36,696)
Realized gain distributions			34,412
Net change in unrealized appreciation (depreciation)			(26,449)
Net assets			$241,291

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	166	$241	1.25%	15.2%	12/31/2023	$1.47	0	$0	1.00%	15.5%	12/31/2023	$1.49	0	$0	0.75%	15.8%
12/31/2022	1.26	151	191	1.25%	-29.4%	12/31/2022	1.28	0	0	1.00%	-29.2%	12/31/2022	1.29	0	0	0.75%	-29.0%
12/31/2021	1.79	140	250	1.25%	5.9%	12/31/2021	1.80	0	0	1.00%	6.2%	12/31/2021	1.82	0	0	0.75%	6.5%
12/31/2020	1.69	0	0	1.25%	40.5%	12/31/2020	1.70	0	0	1.00%	40.9%	12/31/2020	1.70	0	0	0.75%	41.2%
12/31/2019	1.20	0	0	1.25%	20.2%	12/31/2019	1.20	0	0	1.00%	20.5%	12/31/2019	1.21	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	0.50%	16.1%	12/31/2023	$1.53	0	$0	0.25%	16.4%	12/31/2023	$1.55	0	$0	0.00%	16.7%
12/31/2022	1.30	0	0	0.50%	-28.8%	12/31/2022	1.31	0	0	0.25%	-28.7%	12/31/2022	1.33	0	0	0.00%	-28.5%
12/31/2021	1.83	0	0	0.50%	6.7%	12/31/2021	1.84	0	0	0.25%	7.0%	12/31/2021	1.86	0	0	0.00%	7.3%
12/31/2020	1.71	0	0	0.50%	41.6%	12/31/2020	1.72	0	0	0.25%	41.9%	12/31/2020	1.73	0	0	0.00%	42.3%
12/31/2019	1.21	0	0	0.50%	21.0%	12/31/2019	1.21	0	0	0.25%	21.3%	12/31/2019	1.22	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Bond Market Index Fund R3 Class - 06-FHX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,943	$55,801	6,563
Receivables: investments sold	1,601
Payables: investments purchased	-
Net assets	$54,544

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$54,544	57,445	$0.95
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	1.00
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$54,544	57,445

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,858
Mortality & expense charges			(578)
Net investment income (loss)			1,280

Gain (loss) on investments:
Net realized gain (loss)			(1,252)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,677
Net gain (loss)			425

Increase (decrease) in net assets from operations			$1,705

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,280	$(57)
Net realized gain (loss)		(1,252)	(3,966)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,677	(2,094)

Increase (decrease) in net assets from operations		1,705	(6,117)

Contract owner transactions:
Proceeds from units sold		23,116	29,263
Cost of units redeemed		(12,470)	(38,276)
Account charges		(16)	(12)
Increase (decrease)		10,630	(9,025)
Net increase (decrease)		12,335	(15,142)
Net assets, beginning		42,209	57,351
Net assets, ending		$54,544	$42,209

Units sold		24,922	30,522
Units redeemed		(13,551)	(37,819)
Net increase (decrease)		11,371	(7,297)
Units outstanding, beginning		46,074	53,371
Units outstanding, ending		57,445	46,074

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$162,867
Cost of units redeemed/account charges			(102,432)
Net investment income (loss)			3,768
Net realized gain (loss)			(12,266)
Realized gain distributions			5,465
Net change in unrealized appreciation (depreciation)			(2,858)
Net assets			$54,544
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	57	$55	1.25%	3.6%	12/31/2023	$0.97	0	$0	1.00%	3.9%	12/31/2023	$0.98	0	$0	0.75%	4.2%
12/31/2022	0.92	46	42	1.25%	-14.7%	12/31/2022	0.93	0	0	1.00%	-14.5%	12/31/2022	0.94	0	0	0.75%	-14.3%
12/31/2021	1.07	53	57	1.25%	-3.5%	12/31/2021	1.09	0	0	1.00%	-3.3%	12/31/2021	1.10	0	0	0.75%	-3.0%
12/31/2020	1.11	52	58	1.25%	5.4%	12/31/2020	1.12	0	0	1.00%	5.6%	12/31/2020	1.13	0	0	0.75%	5.9%
12/31/2019	1.06	6	6	1.25%	6.5%	12/31/2019	1.06	0	0	1.00%	6.8%	12/31/2019	1.07	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	0.50%	4.4%	12/31/2023	$1.02	0	$0	0.25%	4.7%	12/31/2023	$1.03	0	$0	0.00%	4.9%
12/31/2022	0.96	0	0	0.50%	-14.1%	12/31/2022	0.97	0	0	0.25%	-13.9%	12/31/2022	0.98	0	0	0.00%	-13.7%
12/31/2021	1.11	0	0	0.50%	-2.8%	12/31/2021	1.13	0	0	0.25%	-2.5%	12/31/2021	1.14	0	0	0.00%	-2.3%
12/31/2020	1.15	0	0	0.50%	6.2%	12/31/2020	1.16	0	0	0.25%	6.4%	12/31/2020	1.17	0	0	0.00%	6.7%
12/31/2019	1.08	0	0	0.50%	7.3%	12/31/2019	1.09	0	0	0.25%	7.6%	12/31/2019	1.09	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	0.9%
2021	1.0%
2020	9.4%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Blue Chip R6 Class - 06-4XN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	1.25%	38.2%	12/31/2023	$1.03	0	$0	1.00%	38.6%	12/31/2023	$1.04	0	$0	0.75%	38.9%
12/31/2022	0.74	0	0	1.25%	-31.5%	12/31/2022	0.75	0	0	1.00%	-31.4%	12/31/2022	0.75	0	0	0.75%	-31.2%
12/31/2021	1.09	0	0	1.25%	8.6%	12/31/2021	1.09	0	0	1.00%	8.7%	12/31/2021	1.09	0	0	0.75%	8.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	39.3%	12/31/2023	$1.05	0	$0	0.25%	39.6%	12/31/2023	$1.06	0	$0	0.00%	40.0%
12/31/2022	0.75	0	0	0.50%	-31.0%	12/31/2022	0.75	0	0	0.25%	-30.9%	12/31/2022	0.76	0	0	0.00%	-30.7%
12/31/2021	1.09	0	0	0.50%	9.0%	12/31/2021	1.09	0	0	0.25%	9.2%	12/31/2021	1.09	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal Small Cap S&P 500 Index R6 Class - 06-4TV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$164,061	$170,772	6,353
Receivables: investments sold	169
Payables: investments purchased	-
Net assets	$164,230

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$164,230	167,597	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$164,230	167,597

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,479
Mortality & expense charges			(1,736)
Net investment income (loss)			743

Gain (loss) on investments:
Net realized gain (loss)			(1,961)
Realized gain distributions			4,582
Net change in unrealized appreciation (depreciation)			16,481
Net gain (loss)			19,102

Increase (decrease) in net assets from operations			$19,845

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$743	$549
Net realized gain (loss)		(1,961)	(4,267)
Realized gain distributions		4,582	10,989
Net change in unrealized appreciation (depreciation)		16,481	(19,663)

Increase (decrease) in net assets from operations		19,845	(12,392)

Contract owner transactions:
Proceeds from units sold		27,724	75,419
Cost of units redeemed		(6,219)	(22,809)
Account charges		-	-
Increase (decrease)		21,505	52,610
Net increase (decrease)		41,350	40,218
Net assets, beginning		122,880	82,662
Net assets, ending		$164,230	$122,880

Units sold		31,105	88,493
Units redeemed		(7,001)	(24,819)
Net increase (decrease)		24,104	63,674
Units outstanding, beginning		143,493	79,819
Units outstanding, ending		167,597	143,493

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$302,865
Cost of units redeemed/account charges			(145,814)
Net investment income (loss)			2,010
Net realized gain (loss)			(9,708)
Realized gain distributions			21,588
Net change in unrealized appreciation (depreciation)			(6,711)
Net assets			$164,230
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	168	$164	1.25%	14.4%	12/31/2023	$0.99	0	$0	1.00%	14.7%	12/31/2023	$0.99	0	$0	0.75%	15.0%
12/31/2022	0.86	143	123	1.25%	-17.3%	12/31/2022	0.86	0	0	1.00%	-17.1%	12/31/2022	0.86	0	0	0.75%	-16.9%
12/31/2021	1.04	80	83	1.25%	3.6%	12/31/2021	1.04	0	0	1.00%	3.8%	12/31/2021	1.04	0	0	0.75%	4.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	0.50%	15.3%	12/31/2023	$1.01	0	$0	0.25%	15.6%	12/31/2023	$1.01	0	$0	0.00%	15.9%
12/31/2022	0.87	0	0	0.50%	-16.7%	12/31/2022	0.87	0	0	0.25%	-16.5%	12/31/2022	0.88	0	0	0.00%	-16.3%
12/31/2021	1.04	0	0	0.50%	4.2%	12/31/2021	1.04	0	0	0.25%	4.4%	12/31/2021	1.05	0	0	0.00%	4.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.7%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal International Equity Index Fund R3 Class - 06-CVG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$445,993	$436,538	41,323
Receivables: investments sold	3,192
Payables: investments purchased	-
Net assets	$449,185

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$449,185	344,087	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$449,185	344,087

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,938
Mortality & expense charges			(4,996)
Net investment income (loss)			5,942

Gain (loss) on investments:
Net realized gain (loss)			(171)
Realized gain distributions			3,737
Net change in unrealized appreciation (depreciation)			49,082
Net gain (loss)			52,648

Increase (decrease) in net assets from operations			$58,590

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,942	$3,060
Net realized gain (loss)		(171)	(397)
Realized gain distributions		3,737	391
Net change in unrealized appreciation (depreciation)		49,082	(67,931)

Increase (decrease) in net assets from operations		58,590	(64,877)

Contract owner transactions:
Proceeds from units sold		38,012	29,761
Cost of units redeemed		(7,482)	(25,789)
Account charges		(17)	(78)
Increase (decrease)		30,513	3,894
Net increase (decrease)		89,103	(60,983)
Net assets, beginning		360,082	421,065
Net assets, ending		$449,185	$360,082

Units sold		30,926	26,400
Units redeemed		(6,111)	(20,939)
Net increase (decrease)		24,815	5,461
Units outstanding, beginning		319,272	313,811
Units outstanding, ending		344,087	319,272

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$573,115
Cost of units redeemed/account charges			(174,592)
Net investment income (loss)			22,775
Net realized gain (loss)			3,831
Realized gain distributions			14,601
Net change in unrealized appreciation (depreciation)			9,455
Net assets			$449,185
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	344	$449	1.25%	15.7%	12/31/2023	$1.33	0	$0	1.00%	16.0%	12/31/2023	$1.35	0	$0	0.75%	16.3%
12/31/2022	1.13	319	360	1.25%	-15.9%	12/31/2022	1.14	0	0	1.00%	-15.7%	12/31/2022	1.16	0	0	0.75%	-15.5%
12/31/2021	1.34	314	421	1.25%	9.0%	12/31/2021	1.36	0	0	1.00%	9.3%	12/31/2021	1.37	0	0	0.75%	9.5%
12/31/2020	1.23	265	326	1.25%	5.9%	12/31/2020	1.24	0	0	1.00%	6.2%	12/31/2020	1.25	0	0	0.75%	6.4%
12/31/2019	1.16	248	288	1.25%	19.2%	12/31/2019	1.17	0	0	1.00%	19.5%	12/31/2019	1.18	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	16.6%	12/31/2023	$1.40	0	$0	0.25%	16.9%	12/31/2023	$1.42	0	$0	0.00%	17.2%
12/31/2022	1.18	0	0	0.50%	-15.3%	12/31/2022	1.19	0	0	0.25%	-15.1%	12/31/2022	1.21	0	0	0.00%	-14.9%
12/31/2021	1.39	0	0	0.50%	9.8%	12/31/2021	1.41	0	0	0.25%	10.1%	12/31/2021	1.42	0	0	0.00%	10.4%
12/31/2020	1.27	0	0	0.50%	6.7%	12/31/2020	1.28	0	0	0.25%	7.0%	12/31/2020	1.29	0	0	0.00%	7.2%
12/31/2019	1.19	0	0	0.50%	20.0%	12/31/2019	1.20	0	0	0.25%	20.3%	12/31/2019	1.20	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	1.9%
2021	2.8%
2020	1.7%
2019	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,366,576	$1,342,399	60,244
Receivables: investments sold	-
Payables: investments purchased	(233)
Net assets	$1,366,343

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,207,783	754,763	$1.60
Band 100	156,912	96,411	1.63
Band 75	-	-	1.66
Band 50	1,648	979	1.68
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$1,366,343	852,153

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,840
Mortality & expense charges			(15,302)
Net investment income (loss)			(4,462)

Gain (loss) on investments:
Net realized gain (loss)			(16,578)
Realized gain distributions			30,597
Net change in unrealized appreciation (depreciation)			171,264
Net gain (loss)			185,283

Increase (decrease) in net assets from operations			$180,821

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,462)	$(6,459)
Net realized gain (loss)		(16,578)	(29,878)
Realized gain distributions		30,597	69,197
Net change in unrealized appreciation (depreciation)		171,264	(277,948)

Increase (decrease) in net assets from operations		180,821	(245,088)

Contract owner transactions:
Proceeds from units sold		257,908	450,500
Cost of units redeemed		(331,675)	(464,479)
Account charges		(761)	(950)
Increase (decrease)		(74,528)	(14,929)
Net increase (decrease)		106,293	(260,017)
Net assets, beginning		1,260,050	1,520,067
Net assets, ending		$1,366,343	$1,260,050

Units sold		181,386	329,006
Units redeemed		(227,072)	(355,283)
Net increase (decrease)		(45,686)	(26,277)
Units outstanding, beginning		897,839	924,116
Units outstanding, ending		852,153	897,839

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,596,009
Cost of units redeemed/account charges			(3,822,513)
Net investment income (loss)			(32,655)
Net realized gain (loss)			206,166
Realized gain distributions			395,159
Net change in unrealized appreciation (depreciation)			24,177
Net assets			$1,366,343
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	755	$1,208	1.25%	14.2%	12/31/2023	$1.63	96	$157	1.00%	14.5%	12/31/2023	$1.66	0	$0	0.75%	14.8%
12/31/2022	1.40	799	1,120	1.25%	-14.7%	12/31/2022	1.42	98	139	1.00%	-14.5%	12/31/2022	1.44	0	0	0.75%	-14.3%
12/31/2021	1.64	828	1,360	1.25%	22.2%	12/31/2021	1.66	95	158	1.00%	22.5%	12/31/2021	1.68	0	0	0.75%	22.8%
12/31/2020	1.34	951	1,279	1.25%	11.5%	12/31/2020	1.36	101	136	1.00%	11.8%	12/31/2020	1.37	0	0	0.75%	12.1%
12/31/2019	1.21	599	722	1.25%	23.8%	12/31/2019	1.21	55	67	1.00%	24.1%	12/31/2019	1.22	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	1	$2	0.50%	15.1%	12/31/2023	$1.71	0	$0	0.25%	15.4%	12/31/2023	$1.74	0	$0	0.00%	15.6%
12/31/2022	1.46	1	1	0.50%	-14.1%	12/31/2022	1.48	0	0	0.25%	-13.9%	12/31/2022	1.51	0	0	0.00%	-13.6%
12/31/2021	1.70	1	2	0.50%	23.1%	12/31/2021	1.72	0	0	0.25%	23.4%	12/31/2021	1.74	0	0	0.00%	23.8%
12/31/2020	1.38	3	4	0.50%	12.4%	12/31/2020	1.40	0	0	0.25%	12.6%	12/31/2020	1.41	0	0	0.00%	12.9%
12/31/2019	1.23	3	3	0.50%	24.7%	12/31/2019	1.24	0	0	0.25%	25.0%	12/31/2019	1.25	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.7%
2021	0.6%
2020	0.8%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Principal MidCap R6 Retirement Class - 06-6H4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,265,710	$1,107,166	33,029
Receivables: investments sold	658
Payables: investments purchased	-
Net assets	$1,266,368

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,266,368	950,239	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.34
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.35
Total	$1,266,368	950,239

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,427
Mortality & expense charges			(14,868)
Net investment income (loss)			(13,441)

Gain (loss) on investments:
Net realized gain (loss)			14,567
Realized gain distributions			30,424
Net change in unrealized appreciation (depreciation)			233,571
Net gain (loss)			278,562

Increase (decrease) in net assets from operations			$265,121

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(13,441)	$(692)
Net realized gain (loss)		14,567	(26)
Realized gain distributions		30,424	34,449
Net change in unrealized appreciation (depreciation)		233,571	(75,027)

Increase (decrease) in net assets from operations		265,121	(41,296)

Contract owner transactions:
Proceeds from units sold		123,585	2,322,626
Cost of units redeemed		(242,563)	(1,159,327)
Account charges		(1,532)	(246)
Increase (decrease)		(120,510)	1,163,053
Net increase (decrease)		144,611	1,121,757
Net assets, beginning		1,121,757	-
Net assets, ending		$1,266,368	$1,121,757

Units sold		105,272	2,090,785
Units redeemed		(202,229)	(1,043,589)
Net increase (decrease)		(96,957)	1,047,196
Units outstanding, beginning		1,047,196	-
Units outstanding, ending		950,239	1,047,196

* Date of Fund Inception into Variable Account: 10 /13 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,446,211
Cost of units redeemed/account charges			(1,403,668)
Net investment income (loss)			(14,133)
Net realized gain (loss)			14,541
Realized gain distributions			64,873
Net change in unrealized appreciation (depreciation)			158,544
Net assets			$1,266,368
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	950	$1,266	1.25%	24.4%	12/31/2023	$1.34	0	$0	1.00%	24.7%	12/31/2023	$1.34	0	$0	0.75%	25.0%
12/31/2022	1.07	1,047	1,122	1.25%	7.1%	12/31/2022	1.07	0	0	1.00%	7.2%	12/31/2022	1.07	0	0	0.75%	7.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	25.3%	12/31/2023	$1.35	0	$0	0.25%	25.7%	12/31/2023	$1.35	0	$0	0.00%	26.0%
12/31/2022	1.07	0	0	0.50%	7.3%	12/31/2022	1.07	0	0	0.25%	7.3%	12/31/2022	1.07	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.1%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Short Dur Hi-Yld Inc R6 Retirement Class - 06-6PV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.05
Band 75	-	-	1.05
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	1.25%	4.9%	12/31/2023	$1.05	0	$0	1.00%	5.0%	12/31/2023	$1.05	0	$0	0.75%	5.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	5.2%	12/31/2023	$1.05	0	$0	0.25%	5.3%	12/31/2023	$1.05	0	$0	0.00%	5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund Z Class - 06-526

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$140,767	$157,721	7,339
Receivables: investments sold	13
Payables: investments purchased	-
Net assets	$140,780

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$140,780	71,801	$1.96
Band 100	-	-	2.03
Band 75	-	-	2.10
Band 50	-	-	2.17
Band 25	-	-	2.25
Band 0	-	-	2.32
Total	$140,780	71,801

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,303
Mortality & expense charges			(3,313)
Net investment income (loss)			1,990

Gain (loss) on investments:
Net realized gain (loss)			(71,949)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			88,855
Net gain (loss)			16,906

Increase (decrease) in net assets from operations			$18,896

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,990	$2,484
Net realized gain (loss)		(71,949)	(9,067)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		88,855	(107,919)

Increase (decrease) in net assets from operations		18,896	(114,502)

Contract owner transactions:
Proceeds from units sold		45,491	76,416
Cost of units redeemed		(235,794)	(50,989)
Account charges		(20)	(50)
Increase (decrease)		(190,323)	25,377
Net increase (decrease)		(171,427)	(89,125)
Net assets, beginning		312,207	401,332
Net assets, ending		$140,780	$312,207

Units sold		25,185	36,467
Units redeemed		(128,361)	(24,292)
Net increase (decrease)		(103,176)	12,175
Units outstanding, beginning		174,977	162,802
Units outstanding, ending		71,801	174,977

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$29,463,219
Cost of units redeemed/account charges			(32,280,516)
Net investment income (loss)			1,022,128
Net realized gain (loss)			1,388,134
Realized gain distributions			564,769
Net change in unrealized appreciation (depreciation)			(16,954)
Net assets			$140,780
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.96	72	$141	1.25%	9.9%	12/31/2023	$2.03	0	$0	1.00%	10.2%	12/31/2023	$2.10	0	$0	0.75%	10.4%
12/31/2022	1.78	175	312	1.25%	-27.6%	12/31/2022	1.84	0	0	1.00%	-27.4%	12/31/2022	1.90	0	0	0.75%	-27.3%
12/31/2021	2.47	163	401	1.25%	26.3%	12/31/2021	2.54	0	0	1.00%	26.6%	12/31/2021	2.61	0	0	0.75%	27.0%
12/31/2020	1.95	316	616	1.25%	-5.6%	12/31/2020	2.00	0	0	1.00%	-5.4%	12/31/2020	2.06	0	0	0.75%	-5.1%
12/31/2019	2.07	345	713	1.25%	23.3%	12/31/2019	2.12	0	0	1.00%	23.6%	12/31/2019	2.17	0	0	0.75%	23.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.17	0	$0	0.50%	10.7%	12/31/2023	$2.25	0	$0	0.25%	11.0%	12/31/2023	$2.32	0	$0	0.00%	11.3%
12/31/2022	1.96	0	0	0.50%	-27.1%	12/31/2022	2.02	0	0	0.25%	-26.9%	12/31/2022	2.09	0	0	0.00%	-26.7%
12/31/2021	2.69	0	0	0.50%	27.3%	12/31/2021	2.77	0	0	0.25%	27.6%	12/31/2021	2.85	0	0	0.00%	27.9%
12/31/2020	2.11	0	0	0.50%	-4.9%	12/31/2020	2.17	0	0	0.25%	-4.6%	12/31/2020	2.23	0	0	0.00%	-4.4%
12/31/2019	2.22	0	0	0.50%	24.2%	12/31/2019	2.28	0	0	0.25%	24.5%	12/31/2019	2.33	0	0	0.00%	24.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.9%
2021	2.6%
2020	1.5%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High Yield Fund A Class - 06-533

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,758,273	$2,960,742	582,917
Receivables: investments sold	4,850
Payables: investments purchased	-
Net assets	$2,763,123

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,290,548	1,228,577	$1.86
Band 100	472,575	245,018	1.93
Band 75	-	-	2.00
Band 50	-	-	2.06
Band 25	-	-	2.14
Band 0	-	-	2.21
Total	$2,763,123	1,473,595

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$184,653
Mortality & expense charges			(34,186)
Net investment income (loss)			150,467

Gain (loss) on investments:
Net realized gain (loss)			(202,395)
Realized gain distributions			13,064
Net change in unrealized appreciation (depreciation)			313,077
Net gain (loss)			123,746

Increase (decrease) in net assets from operations			$274,213

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$150,467	$154,715
Net realized gain (loss)		(202,395)	(122,178)
Realized gain distributions		13,064	6,494
Net change in unrealized appreciation (depreciation)		313,077	(505,503)

Increase (decrease) in net assets from operations		274,213	(466,472)

Contract owner transactions:
Proceeds from units sold		972,029	476,396
Cost of units redeemed		(1,253,195)	(1,078,757)
Account charges		(1,879)	(1,778)
Increase (decrease)		(283,045)	(604,139)
Net increase (decrease)		(8,832)	(1,070,611)
Net assets, beginning		2,771,955	3,842,566
Net assets, ending		$2,763,123	$2,771,955

Units sold		562,457	269,711
Units redeemed		(722,630)	(606,961)
Net increase (decrease)		(160,173)	(337,250)
Units outstanding, beginning		1,633,768	1,971,018
Units outstanding, ending		1,473,595	1,633,768

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,958,847
Cost of units redeemed/account charges			(19,994,113)
Net investment income (loss)			2,419,818
Net realized gain (loss)			(499,946)
Realized gain distributions			80,986
Net change in unrealized appreciation (depreciation)			(202,469)
Net assets			$2,763,123
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	1,229	$2,291	1.25%	10.6%	12/31/2023	$1.93	245	$473	1.00%	10.8%	12/31/2023	$2.00	0	$0	0.75%	11.1%
12/31/2022	1.69	1,324	2,234	1.25%	-13.0%	12/31/2022	1.74	309	538	1.00%	-12.8%	12/31/2022	1.80	0	0	0.75%	-12.6%
12/31/2021	1.94	1,587	3,077	1.25%	4.8%	12/31/2021	2.00	384	765	1.00%	5.0%	12/31/2021	2.05	0	0	0.75%	5.3%
12/31/2020	1.85	1,579	2,922	1.25%	4.0%	12/31/2020	1.90	391	742	1.00%	4.3%	12/31/2020	1.95	0	0	0.75%	4.5%
12/31/2019	1.78	1,814	3,226	1.25%	14.4%	12/31/2019	1.82	407	742	1.00%	14.7%	12/31/2019	1.87	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.06	0	$0	0.50%	11.4%	12/31/2023	$2.14	0	$0	0.25%	11.7%	12/31/2023	$2.21	0	$0	0.00%	11.9%
12/31/2022	1.85	0	0	0.50%	-12.3%	12/31/2022	1.91	0	0	0.25%	-12.1%	12/31/2022	1.97	0	0	0.00%	-11.9%
12/31/2021	2.11	0	0	0.50%	5.6%	12/31/2021	2.18	0	0	0.25%	5.8%	12/31/2021	2.24	0	0	0.00%	6.1%
12/31/2020	2.00	0	0	0.50%	4.8%	12/31/2020	2.06	0	0	0.25%	5.1%	12/31/2020	2.11	0	0	0.00%	5.3%
12/31/2019	1.91	0	0	0.50%	15.3%	12/31/2019	1.96	0	0	0.25%	15.6%	12/31/2019	2.01	159	318	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.7%
2022	5.8%
2021	5.3%
2020	5.7%
2019	6.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High Yield Fund Z Class - 06-532

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,037,502	$11,182,821	2,122,563
Receivables: investments sold	45,029
Payables: investments purchased	-
Net assets	$10,082,531

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,082,531	5,216,056	$1.93
Band 100	-	-	2.00
Band 75	-	-	2.07
Band 50	-	-	2.14
Band 25	-	-	2.21
Band 0	-	-	2.29
Total	$10,082,531	5,216,056

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$658,396
Mortality & expense charges			(122,123)
Net investment income (loss)			536,273

Gain (loss) on investments:
Net realized gain (loss)			(182,410)
Realized gain distributions			47,499
Net change in unrealized appreciation (depreciation)			598,000
Net gain (loss)			463,089

Increase (decrease) in net assets from operations			$999,362

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$536,273	$600,251
Net realized gain (loss)		(182,410)	(587,890)
Realized gain distributions		47,499	22,875
Net change in unrealized appreciation (depreciation)		598,000	(1,861,413)

Increase (decrease) in net assets from operations		999,362	(1,826,177)

Contract owner transactions:
Proceeds from units sold		1,262,341	2,074,216
Cost of units redeemed		(1,932,137)	(5,052,492)
Account charges		(4,554)	(5,819)
Increase (decrease)		(674,350)	(2,984,095)
Net increase (decrease)		325,012	(4,810,272)
Net assets, beginning		9,757,519	14,567,791
Net assets, ending		$10,082,531	$9,757,519

Units sold		697,036	1,136,732
Units redeemed		(1,074,618)	(2,828,742)
Net increase (decrease)		(377,582)	(1,692,010)
Units outstanding, beginning		5,593,638	7,285,648
Units outstanding, ending		5,216,056	5,593,638

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$66,719,248
Cost of units redeemed/account charges			(63,532,291)
Net investment income (loss)			8,802,258
Net realized gain (loss)			(1,073,598)
Realized gain distributions			312,233
Net change in unrealized appreciation (depreciation)			(1,145,319)
Net assets			$10,082,531
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	5,216	$10,083	1.25%	10.8%	12/31/2023	$2.00	0	$0	1.00%	11.1%	12/31/2023	$2.07	0	$0	0.75%	11.4%
12/31/2022	1.74	5,594	9,758	1.25%	-12.8%	12/31/2022	1.80	0	0	1.00%	-12.5%	12/31/2022	1.86	0	0	0.75%	-12.3%
12/31/2021	2.00	7,286	14,568	1.25%	5.0%	12/31/2021	2.06	0	0	1.00%	5.3%	12/31/2021	2.12	0	0	0.75%	5.5%
12/31/2020	1.90	8,231	15,671	1.25%	4.3%	12/31/2020	1.96	0	0	1.00%	4.5%	12/31/2020	2.01	0	0	0.75%	4.8%
12/31/2019	1.83	8,963	16,363	1.25%	14.7%	12/31/2019	1.87	0	0	1.00%	15.0%	12/31/2019	1.92	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.14	0	$0	0.50%	11.6%	12/31/2023	$2.21	0	$0	0.25%	11.9%	12/31/2023	$2.29	0	$0	0.00%	12.2%
12/31/2022	1.92	0	0	0.50%	-12.1%	12/31/2022	1.98	0	0	0.25%	-11.9%	12/31/2022	2.04	0	0	0.00%	-11.7%
12/31/2021	2.18	0	0	0.50%	5.8%	12/31/2021	2.25	0	0	0.25%	6.1%	12/31/2021	2.31	0	0	0.00%	6.3%
12/31/2020	2.06	0	0	0.50%	5.1%	12/31/2020	2.12	0	0	0.25%	5.3%	12/31/2020	2.17	0	0	0.00%	5.6%
12/31/2019	1.96	0	0	0.50%	15.5%	12/31/2019	2.01	0	0	0.25%	15.8%	12/31/2019	2.06	623	1,282	0.00%	16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.6%
2022	6.2%
2021	5.4%
2020	5.6%
2019	6.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund A Class - 06-461

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,542,096	$2,108,193	107,252
Receivables: investments sold	-
Payables: investments purchased	(6,246)
Net assets	$1,535,850

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$823,001	217,493	$3.78
Band 100	712,849	181,890	3.92
Band 75	-	-	4.06
Band 50	-	-	4.20
Band 25	-	-	4.35
Band 0	-	-	4.51
Total	$1,535,850	399,383

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(15,702)
Net investment income (loss)			(15,702)

Gain (loss) on investments:
Net realized gain (loss)			(56,990)
Realized gain distributions			61,622
Net change in unrealized appreciation (depreciation)			258,366
Net gain (loss)			262,998

Increase (decrease) in net assets from operations			$247,296

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(15,702)	$(18,890)
Net realized gain (loss)		(56,990)	(492,028)
Realized gain distributions		61,622	24,987
Net change in unrealized appreciation (depreciation)		258,366	(118,286)

Increase (decrease) in net assets from operations		247,296	(604,217)

Contract owner transactions:
Proceeds from units sold		160,708	111,096
Cost of units redeemed		(198,735)	(564,724)
Account charges		(512)	(1,107)
Increase (decrease)		(38,539)	(454,735)
Net increase (decrease)		208,757	(1,058,952)
Net assets, beginning		1,327,093	2,386,045
Net assets, ending		$1,535,850	$1,327,093

Units sold		46,210	34,234
Units redeemed		(56,704)	(176,936)
Net increase (decrease)		(10,494)	(142,702)
Units outstanding, beginning		409,877	552,579
Units outstanding, ending		399,383	409,877

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,340,075
Cost of units redeemed/account charges			(17,320,990)
Net investment income (loss)			(504,172)
Net realized gain (loss)			(615,089)
Realized gain distributions			5,202,123
Net change in unrealized appreciation (depreciation)			(566,097)
Net assets			$1,535,850
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.78	217	$823	1.25%	18.7%	12/31/2023	$3.92	182	$713	1.00%	19.0%	12/31/2023	$4.06	0	$0	0.75%	19.3%
12/31/2022	3.19	217	691	1.25%	-25.0%	12/31/2022	3.29	193	636	1.00%	-24.8%	12/31/2022	3.40	0	0	0.75%	-24.6%
12/31/2021	4.25	270	1,146	1.25%	10.0%	12/31/2021	4.38	283	1,240	1.00%	10.3%	12/31/2021	4.52	0	0	0.75%	10.6%
12/31/2020	3.86	364	1,406	1.25%	40.4%	12/31/2020	3.97	331	1,313	1.00%	40.7%	12/31/2020	4.08	0	0	0.75%	41.1%
12/31/2019	2.75	514	1,414	1.25%	35.5%	12/31/2019	2.82	320	903	1.00%	35.8%	12/31/2019	2.89	0	0	0.75%	36.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.20	0	$0	0.50%	19.6%	12/31/2023	$4.35	0	$0	0.25%	19.9%	12/31/2023	$4.51	0	$0	0.00%	20.2%
12/31/2022	3.52	0	0	0.50%	-24.5%	12/31/2022	3.63	0	0	0.25%	-24.3%	12/31/2022	3.75	0	0	0.00%	-24.1%
12/31/2021	4.65	0	0	0.50%	10.8%	12/31/2021	4.80	0	0	0.25%	11.1%	12/31/2021	4.94	0	0	0.00%	11.4%
12/31/2020	4.20	0	0	0.50%	41.5%	12/31/2020	4.32	0	0	0.25%	41.8%	12/31/2020	4.44	0	0	0.00%	42.2%
12/31/2019	2.97	0	0	0.50%	36.5%	12/31/2019	3.04	0	0	0.25%	36.8%	12/31/2019	3.12	0	0	0.00%	37.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund Z Class - 06-462

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,457,188	$1,586,877	72,797
Receivables: investments sold	1,665
Payables: investments purchased	-
Net assets	$1,458,853

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,458,853	369,477	$3.95
Band 100	-	-	4.09
Band 75	-	-	4.24
Band 50	-	-	4.39
Band 25	-	-	4.54
Band 0	-	-	4.71
Total	$1,458,853	369,477

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,199)
Net investment income (loss)			(17,199)

Gain (loss) on investments:
Net realized gain (loss)			3,232
Realized gain distributions			43,582
Net change in unrealized appreciation (depreciation)			229,878
Net gain (loss)			276,692

Increase (decrease) in net assets from operations			$259,493

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,199)	$(44,198)
Net realized gain (loss)		3,232	(1,889,056)
Realized gain distributions		43,582	20,443
Net change in unrealized appreciation (depreciation)		229,878	422,819

Increase (decrease) in net assets from operations		259,493	(1,489,992)

Contract owner transactions:
Proceeds from units sold		254,465	683,649
Cost of units redeemed		(548,721)	(3,343,166)
Account charges		(137)	(524)
Increase (decrease)		(294,393)	(2,660,041)
Net increase (decrease)		(34,900)	(4,150,033)
Net assets, beginning		1,493,753	5,643,786
Net assets, ending		$1,458,853	$1,493,753

Units sold		71,293	193,831
Units redeemed		(152,423)	(1,024,331)
Net increase (decrease)		(81,130)	(830,500)
Units outstanding, beginning		450,607	1,281,107
Units outstanding, ending		369,477	450,607

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$47,569,925
Cost of units redeemed/account charges			(57,161,531)
Net investment income (loss)			(1,433,868)
Net realized gain (loss)			(835,347)
Realized gain distributions			13,449,363
Net change in unrealized appreciation (depreciation)			(129,689)
Net assets			$1,458,853
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.95	369	$1,459	1.25%	19.1%	12/31/2023	$4.09	0	$0	1.00%	19.4%	12/31/2023	$4.24	0	$0	0.75%	19.7%
12/31/2022	3.31	451	1,494	1.25%	-24.8%	12/31/2022	3.42	0	0	1.00%	-24.6%	12/31/2022	3.54	0	0	0.75%	-24.4%
12/31/2021	4.41	1,281	5,644	1.25%	10.3%	12/31/2021	4.54	0	0	1.00%	10.6%	12/31/2021	4.68	0	0	0.75%	10.9%
12/31/2020	3.99	1,419	5,667	1.25%	40.9%	12/31/2020	4.11	0	0	1.00%	41.3%	12/31/2020	4.22	0	0	0.75%	41.6%
12/31/2019	2.83	1,340	3,797	1.25%	35.8%	12/31/2019	2.91	0	0	1.00%	36.1%	12/31/2019	2.98	0	0	0.75%	36.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.39	0	$0	0.50%	20.0%	12/31/2023	$4.54	0	$0	0.25%	20.3%	12/31/2023	$4.71	0	$0	0.00%	20.6%
12/31/2022	3.66	0	0	0.50%	-24.2%	12/31/2022	3.78	0	0	0.25%	-24.0%	12/31/2022	3.90	0	0	0.00%	-23.8%
12/31/2021	4.82	0	0	0.50%	11.1%	12/31/2021	4.97	0	0	0.25%	11.4%	12/31/2021	5.12	0	0	0.00%	11.7%
12/31/2020	4.34	0	0	0.50%	42.0%	12/31/2020	4.46	0	0	0.25%	42.4%	12/31/2020	4.58	0	0	0.00%	42.7%
12/31/2019	3.06	0	0	0.50%	36.8%	12/31/2019	3.13	0	0	0.25%	37.2%	12/31/2019	3.21	0	0	0.00%	37.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund A Class - 06-453

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$162,639	$180,693	3,202
Receivables: investments sold	453
Payables: investments purchased	-
Net assets	$163,092

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$121,140	109,010	$1.11
Band 100	41,952	36,451	1.15
Band 75	-	-	1.19
Band 50	-	-	1.23
Band 25	-	-	1.28
Band 0	-	-	1.32
Total	$163,092	145,461

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,082
Mortality & expense charges			(1,967)
Net investment income (loss)			1,115

Gain (loss) on investments:
Net realized gain (loss)			(663)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(6,145)
Net gain (loss)			(6,808)

Increase (decrease) in net assets from operations			$(5,693)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,115	$2,368
Net realized gain (loss)		(663)	62,612
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(6,145)	(26,883)

Increase (decrease) in net assets from operations		(5,693)	38,097

Contract owner transactions:
Proceeds from units sold		6,008	592,168
Cost of units redeemed		(10,729)	(691,170)
Account charges		(11)	(26)
Increase (decrease)		(4,732)	(99,028)
Net increase (decrease)		(10,425)	(60,931)
Net assets, beginning		173,517	234,448
Net assets, ending		$163,092	$173,517

Units sold		5,335	518,875
Units redeemed		(9,499)	(618,453)
Net increase (decrease)		(4,164)	(99,578)
Units outstanding, beginning		149,625	249,203
Units outstanding, ending		145,461	149,625

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,077,996
Cost of units redeemed/account charges			(3,569,000)
Net investment income (loss)			(41,911)
Net realized gain (loss)			(286,250)
Realized gain distributions			311
Net change in unrealized appreciation (depreciation)			(18,054)
Net assets			$163,092
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	109	$121	1.25%	-3.4%	12/31/2023	$1.15	36	$42	1.00%	-3.2%	12/31/2023	$1.19	0	$0	0.75%	-2.9%
12/31/2022	1.15	113	130	1.25%	23.0%	12/31/2022	1.19	37	44	1.00%	23.3%	12/31/2022	1.23	0	0	0.75%	23.6%
12/31/2021	0.94	203	190	1.25%	25.7%	12/31/2021	0.96	46	44	1.00%	26.0%	12/31/2021	0.99	0	0	0.75%	26.3%
12/31/2020	0.74	154	114	1.25%	9.8%	12/31/2020	0.77	46	35	1.00%	10.1%	12/31/2020	0.79	0	0	0.75%	10.3%
12/31/2019	0.68	369	251	1.25%	15.1%	12/31/2019	0.70	48	33	1.00%	15.4%	12/31/2019	0.71	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	-2.7%	12/31/2023	$1.28	0	$0	0.25%	-2.4%	12/31/2023	$1.32	0	$0	0.00%	-2.2%
12/31/2022	1.27	0	0	0.50%	23.9%	12/31/2022	1.31	0	0	0.25%	24.2%	12/31/2022	1.35	0	0	0.00%	24.5%
12/31/2021	1.02	0	0	0.50%	26.6%	12/31/2021	1.06	0	0	0.25%	26.9%	12/31/2021	1.09	0	0	0.00%	27.2%
12/31/2020	0.81	0	0	0.50%	10.6%	12/31/2020	0.83	0	0	0.25%	10.9%	12/31/2020	0.85	0	0	0.00%	11.2%
12/31/2019	0.73	0	0	0.50%	15.9%	12/31/2019	0.75	0	0	0.25%	16.2%	12/31/2019	0.77	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	2.5%
2021	1.0%
2020	0.9%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund Z Class - 06-454

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,932	$6,879	130
Receivables: investments sold	33
Payables: investments purchased	-
Net assets	$6,965

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,965	5,974	$1.17
Band 100	-	-	1.21
Band 75	-	-	1.25
Band 50	-	-	1.30
Band 25	-	-	1.34
Band 0	-	-	1.39
Total	$6,965	5,974

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$691
Mortality & expense charges			(322)
Net investment income (loss)			369

Gain (loss) on investments:
Net realized gain (loss)			99
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(12)
Net gain (loss)			87

Increase (decrease) in net assets from operations			$456

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$369	$(3)
Net realized gain (loss)		99	9,378
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(12)	(5,033)

Increase (decrease) in net assets from operations		456	4,342

Contract owner transactions:
Proceeds from units sold		27,540	15,517
Cost of units redeemed		(26,784)	(30,027)
Account charges		(1)	(17)
Increase (decrease)		755	(14,527)
Net increase (decrease)		1,211	(10,185)
Net assets, beginning		5,754	15,939
Net assets, ending		$6,965	$5,754

Units sold		24,206	13,665
Units redeemed		(23,017)	(25,241)
Net increase (decrease)		1,189	(11,576)
Units outstanding, beginning		4,785	16,361
Units outstanding, ending		5,974	4,785

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,609,982
Cost of units redeemed/account charges			(5,061,563)
Net investment income (loss)			(77,288)
Net realized gain (loss)			(464,769)
Realized gain distributions			550
Net change in unrealized appreciation (depreciation)			53
Net assets			$6,965
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	6	$7	1.25%	-3.0%	12/31/2023	$1.21	0	$0	1.00%	-2.8%	12/31/2023	$1.25	0	$0	0.75%	-2.6%
12/31/2022	1.20	5	6	1.25%	23.4%	12/31/2022	1.24	0	0	1.00%	23.7%	12/31/2022	1.28	0	0	0.75%	24.0%
12/31/2021	0.97	16	16	1.25%	26.1%	12/31/2021	1.00	0	0	1.00%	26.4%	12/31/2021	1.03	0	0	0.75%	26.7%
12/31/2020	0.77	35	27	1.25%	10.3%	12/31/2020	0.79	0	0	1.00%	10.5%	12/31/2020	0.82	0	0	0.75%	10.8%
12/31/2019	0.70	145	101	1.25%	15.6%	12/31/2019	0.72	0	0	1.00%	15.9%	12/31/2019	0.74	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	-2.3%	12/31/2023	$1.34	0	$0	0.25%	-2.1%	12/31/2023	$1.39	0	$0	0.00%	-1.8%
12/31/2022	1.33	0	0	0.50%	24.3%	12/31/2022	1.37	0	0	0.25%	24.7%	12/31/2022	1.42	0	0	0.00%	25.0%
12/31/2021	1.07	0	0	0.50%	27.1%	12/31/2021	1.10	0	0	0.25%	27.4%	12/31/2021	1.13	0	0	0.00%	27.7%
12/31/2020	0.84	0	0	0.50%	11.1%	12/31/2020	0.86	0	0	0.25%	11.4%	12/31/2020	0.89	0	0	0.00%	11.7%
12/31/2019	0.76	0	0	0.50%	16.4%	12/31/2019	0.77	0	0	0.25%	16.7%	12/31/2019	0.79	0	0	0.00%	17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	10.9%
2022	1.5%
2021	0.8%
2020	0.6%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund A Class - 06-079

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$473,164	$475,781	23,273
Receivables: investments sold	-
Payables: investments purchased	(707)
Net assets	$472,457

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$254,894	85,574	$2.98
Band 100	217,563	71,325	3.05
Band 75	-	-	3.12
Band 50	-	-	3.20
Band 25	-	-	3.28
Band 0	-	-	3.35
Total	$472,457	156,899

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,588)
Net investment income (loss)			(3,588)

Gain (loss) on investments:
Net realized gain (loss)			(7,009)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			116,797
Net gain (loss)			109,788

Increase (decrease) in net assets from operations			$106,200

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,588)	$(3,011)
Net realized gain (loss)		(7,009)	(62,993)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		116,797	(99,969)

Increase (decrease) in net assets from operations		106,200	(165,973)

Contract owner transactions:
Proceeds from units sold		229,250	6,821
Cost of units redeemed		(22,221)	(100,593)
Account charges		(9)	(90)
Increase (decrease)		207,020	(93,862)
Net increase (decrease)		313,220	(259,835)
Net assets, beginning		159,237	419,072
Net assets, ending		$472,457	$159,237

Units sold		85,431	2,864
Units redeemed		(8,275)	(45,811)
Net increase (decrease)		77,156	(42,947)
Units outstanding, beginning		79,743	122,690
Units outstanding, ending		156,899	79,743

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$718,026
Cost of units redeemed/account charges			(233,032)
Net investment income (loss)			(9,688)
Net realized gain (loss)			(56,047)
Realized gain distributions			55,815
Net change in unrealized appreciation (depreciation)			(2,617)
Net assets			$472,457
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.98	86	$255	1.25%	50.4%	12/31/2023	$3.05	71	$218	1.00%	50.8%	12/31/2023	$3.12	0	$0	0.75%	51.2%
12/31/2022	1.98	49	97	1.25%	-41.5%	12/31/2022	2.02	31	62	1.00%	-41.3%	12/31/2022	2.07	0	0	0.75%	-41.2%
12/31/2021	3.38	61	206	1.25%	4.4%	12/31/2021	3.45	62	213	1.00%	4.6%	12/31/2021	3.51	0	0	0.75%	4.9%
12/31/2020	3.24	0	0	1.25%	64.7%	12/31/2020	3.29	0	0	1.00%	65.1%	12/31/2020	3.35	0	0	0.75%	65.5%
12/31/2019	1.97	0	0	1.25%	30.7%	12/31/2019	2.00	0	0	1.00%	31.1%	12/31/2019	2.02	0	0	0.75%	31.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.20	0	$0	0.50%	51.5%	12/31/2023	$3.28	0	$0	0.25%	51.9%	12/31/2023	$3.35	0	$0	0.00%	52.3%
12/31/2022	2.11	0	0	0.50%	-41.0%	12/31/2022	2.16	0	0	0.25%	-40.9%	12/31/2022	2.20	0	0	0.00%	-40.7%
12/31/2021	3.58	0	0	0.50%	5.2%	12/31/2021	3.65	0	0	0.25%	5.4%	12/31/2021	3.72	0	0	0.00%	5.7%
12/31/2020	3.40	0	0	0.50%	65.9%	12/31/2020	3.46	0	0	0.25%	66.3%	12/31/2020	3.52	0	0	0.00%	66.7%
12/31/2019	2.05	0	0	0.50%	31.7%	12/31/2019	2.08	0	0	0.25%	32.0%	12/31/2019	2.11	0	0	0.00%	32.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund Z Class - 06-063

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.06
Band 100	-	-	3.13
Band 75	-	-	3.21
Band 50	-	-	3.29
Band 25	-	-	3.37
Band 0	-	-	3.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	21
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	2

Increase (decrease) in net assets from operations		-	23

Contract owner transactions:
Proceeds from units sold		-	1,157
Cost of units redeemed		-	(1,180)
Account charges		-	-
Increase (decrease)		-	(23)
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	513
Units redeemed		-	(513)
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,922
Cost of units redeemed/account charges			(48,693)
Net investment income (loss)			(723)
Net realized gain (loss)			12,331
Realized gain distributions			4,163
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.06	0	$0	1.25%	50.9%	12/31/2023	$3.13	0	$0	1.00%	51.2%	12/31/2023	$3.21	0	$0	0.75%	51.6%
12/31/2022	2.03	0	0	1.25%	-41.3%	12/31/2022	2.07	0	0	1.00%	-41.1%	12/31/2022	2.12	0	0	0.75%	-41.0%
12/31/2021	3.46	0	0	1.25%	4.6%	12/31/2021	3.52	0	0	1.00%	4.9%	12/31/2021	3.59	0	0	0.75%	5.1%
12/31/2020	3.30	7	22	1.25%	65.3%	12/31/2020	3.36	0	0	1.00%	65.7%	12/31/2020	3.41	0	0	0.75%	66.1%
12/31/2019	2.00	7	15	1.25%	31.3%	12/31/2019	2.03	0	0	1.00%	31.6%	12/31/2019	2.05	0	0	0.75%	31.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.29	0	$0	0.50%	52.0%	12/31/2023	$3.37	0	$0	0.25%	52.4%	12/31/2023	$3.45	0	$0	0.00%	52.7%
12/31/2022	2.16	0	0	0.50%	-40.8%	12/31/2022	2.21	0	0	0.25%	-40.7%	12/31/2022	2.26	0	0	0.00%	-40.5%
12/31/2021	3.66	0	0	0.50%	5.4%	12/31/2021	3.73	0	0	0.25%	5.6%	12/31/2021	3.80	0	0	0.00%	5.9%
12/31/2020	3.47	0	0	0.50%	66.5%	12/31/2020	3.53	0	0	0.25%	66.9%	12/31/2020	3.58	0	0	0.00%	67.4%
12/31/2019	2.08	0	0	0.50%	32.3%	12/31/2019	2.11	0	0	0.25%	32.6%	12/31/2019	2.14	0	0	0.00%	32.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund A Class - 06-589

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$555,304	$611,797	29,436
Receivables: investments sold	1,037
Payables: investments purchased	-
Net assets	$556,341

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$556,341	199,624	$2.79
Band 100	-	-	2.88
Band 75	-	-	2.97
Band 50	-	-	3.06
Band 25	-	-	3.16
Band 0	-	-	3.26
Total	$556,341	199,624

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,024
Mortality & expense charges			(6,207)
Net investment income (loss)			(4,183)

Gain (loss) on investments:
Net realized gain (loss)			(11,468)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			65,377
Net gain (loss)			53,909

Increase (decrease) in net assets from operations			$49,726

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,183)	$(6,065)
Net realized gain (loss)		(11,468)	(22,355)
Realized gain distributions		-	18,200
Net change in unrealized appreciation (depreciation)		65,377	(105,704)

Increase (decrease) in net assets from operations		49,726	(115,924)

Contract owner transactions:
Proceeds from units sold		69,086	62,205
Cost of units redeemed		(25,514)	(54,345)
Account charges		(156)	(259)
Increase (decrease)		43,416	7,601
Net increase (decrease)		93,142	(108,323)
Net assets, beginning		463,199	571,522
Net assets, ending		$556,341	$463,199

Units sold		30,710	23,730
Units redeemed		(14,076)	(21,560)
Net increase (decrease)		16,634	2,170
Units outstanding, beginning		182,990	180,820
Units outstanding, ending		199,624	182,990

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,906,154
Cost of units redeemed/account charges			(3,937,266)
Net investment income (loss)			(70,400)
Net realized gain (loss)			13,594
Realized gain distributions			700,752
Net change in unrealized appreciation (depreciation)			(56,493)
Net assets			$556,341
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.79	200	$556	1.25%	10.1%	12/31/2023	$2.88	0	$0	1.00%	10.4%	12/31/2023	$2.97	0	$0	0.75%	10.7%
12/31/2022	2.53	183	463	1.25%	-19.9%	12/31/2022	2.61	0	0	1.00%	-19.7%	12/31/2022	2.68	0	0	0.75%	-19.5%
12/31/2021	3.16	181	572	1.25%	27.4%	12/31/2021	3.25	0	0	1.00%	27.7%	12/31/2021	3.33	0	0	0.75%	28.0%
12/31/2020	2.48	233	577	1.25%	25.5%	12/31/2020	2.54	0	0	1.00%	25.9%	12/31/2020	2.60	0	0	0.75%	26.2%
12/31/2019	1.98	303	598	1.25%	26.7%	12/31/2019	2.02	0	0	1.00%	27.0%	12/31/2019	2.06	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.06	0	$0	0.50%	10.9%	12/31/2023	$3.16	0	$0	0.25%	11.2%	12/31/2023	$3.26	0	$0	0.00%	11.5%
12/31/2022	2.76	0	0	0.50%	-19.3%	12/31/2022	2.84	0	0	0.25%	-19.1%	12/31/2022	2.92	0	0	0.00%	-18.9%
12/31/2021	3.42	0	0	0.50%	28.4%	12/31/2021	3.51	0	0	0.25%	28.7%	12/31/2021	3.61	0	0	0.00%	29.0%
12/31/2020	2.66	0	0	0.50%	26.5%	12/31/2020	2.73	0	0	0.25%	26.8%	12/31/2020	2.79	0	0	0.00%	27.1%
12/31/2019	2.11	0	0	0.50%	27.7%	12/31/2019	2.15	0	0	0.25%	28.0%	12/31/2019	2.20	0	0	0.00%	28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund Z Class - 06-593

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,339	$104,981	4,518
Receivables: investments sold	1,014
Payables: investments purchased	-
Net assets	$101,353

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$101,353	35,018	$2.89
Band 100	-	-	2.99
Band 75	-	-	3.08
Band 50	-	-	3.18
Band 25	-	-	3.28
Band 0	-	-	3.38
Total	$101,353	35,018

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$495
Mortality & expense charges			(1,139)
Net investment income (loss)			(644)

Gain (loss) on investments:
Net realized gain (loss)			(19,013)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			36,189
Net gain (loss)			17,176

Increase (decrease) in net assets from operations			$16,532

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(644)	$(1,572)
Net realized gain (loss)		(19,013)	(2,231)
Realized gain distributions		-	5,252
Net change in unrealized appreciation (depreciation)		36,189	(34,959)

Increase (decrease) in net assets from operations		16,532	(33,510)

Contract owner transactions:
Proceeds from units sold		29,333	36,320
Cost of units redeemed		(103,356)	(10,513)
Account charges		-	(4)
Increase (decrease)		(74,023)	25,803
Net increase (decrease)		(57,491)	(7,707)
Net assets, beginning		158,844	166,551
Net assets, ending		$101,353	$158,844

Units sold		10,770	13,687
Units redeemed		(36,379)	(4,150)
Net increase (decrease)		(25,609)	9,537
Units outstanding, beginning		60,627	51,090
Units outstanding, ending		35,018	60,627

* Date of Fund Inception into Variable Account: 6 /23 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,139,057
Cost of units redeemed/account charges			(12,980,578)
Net investment income (loss)			(123,332)
Net realized gain (loss)			(674,202)
Realized gain distributions			1,745,050
Net change in unrealized appreciation (depreciation)			(4,642)
Net assets			$101,353
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.89	35	$101	1.25%	10.5%	12/31/2023	$2.99	0	$0	1.00%	10.7%	12/31/2023	$3.08	0	$0	0.75%	11.0%
12/31/2022	2.62	61	159	1.25%	-19.6%	12/31/2022	2.70	0	0	1.00%	-19.4%	12/31/2022	2.78	0	0	0.75%	-19.2%
12/31/2021	3.26	51	167	1.25%	27.8%	12/31/2021	3.35	0	0	1.00%	28.1%	12/31/2021	3.44	0	0	0.75%	28.4%
12/31/2020	2.55	92	235	1.25%	26.0%	12/31/2020	2.61	0	0	1.00%	26.3%	12/31/2020	2.68	0	0	0.75%	26.6%
12/31/2019	2.02	558	1,130	1.25%	27.2%	12/31/2019	2.07	0	0	1.00%	27.5%	12/31/2019	2.11	0	0	0.75%	27.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.18	0	$0	0.50%	11.3%	12/31/2023	$3.28	0	$0	0.25%	11.6%	12/31/2023	$3.38	0	$0	0.00%	11.9%
12/31/2022	2.86	0	0	0.50%	-19.0%	12/31/2022	2.94	0	0	0.25%	-18.8%	12/31/2022	3.03	0	0	0.00%	-18.6%
12/31/2021	3.53	0	0	0.50%	28.8%	12/31/2021	3.62	0	0	0.25%	29.1%	12/31/2021	3.72	0	0	0.00%	29.4%
12/31/2020	2.74	0	0	0.50%	26.9%	12/31/2020	2.81	0	0	0.25%	27.3%	12/31/2020	2.87	0	0	0.00%	27.6%
12/31/2019	2.16	0	0	0.50%	28.2%	12/31/2019	2.20	0	0	0.25%	28.5%	12/31/2019	2.25	0	0	0.00%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.2%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund A Class - 06-080

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$103,941	$102,042	4,683
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$103,975

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$103,975	72,868	$1.43
Band 100	-	-	1.46
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.57
Band 0	-	-	1.61
Total	$103,975	72,868

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,925
Mortality & expense charges			(1,107)
Net investment income (loss)			818

Gain (loss) on investments:
Net realized gain (loss)			(340)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,820
Net gain (loss)			8,480

Increase (decrease) in net assets from operations			$9,298

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$818	$(2,115)
Net realized gain (loss)		(340)	9,770
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,820	(43,663)

Increase (decrease) in net assets from operations		9,298	(36,008)

Contract owner transactions:
Proceeds from units sold		13,250	101,114
Cost of units redeemed		(2,972)	(252,357)
Account charges		(14)	(43)
Increase (decrease)		10,264	(151,286)
Net increase (decrease)		19,562	(187,294)
Net assets, beginning		84,413	271,707
Net assets, ending		$103,975	$84,413

Units sold		10,281	72,896
Units redeemed		(2,475)	(195,061)
Net increase (decrease)		7,806	(122,165)
Units outstanding, beginning		65,062	187,227
Units outstanding, ending		72,868	65,062

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,187,943
Cost of units redeemed/account charges			(1,138,199)
Net investment income (loss)			4,834
Net realized gain (loss)			(10,999)
Realized gain distributions			58,497
Net change in unrealized appreciation (depreciation)			1,899
Net assets			$103,975
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	73	$104	1.25%	10.0%	12/31/2023	$1.46	0	$0	1.00%	10.3%	12/31/2023	$1.50	0	$0	0.75%	10.5%
12/31/2022	1.30	65	84	1.25%	-10.6%	12/31/2022	1.33	0	0	1.00%	-10.4%	12/31/2022	1.35	0	0	0.75%	-10.2%
12/31/2021	1.45	187	272	1.25%	32.6%	12/31/2021	1.48	0	0	1.00%	32.9%	12/31/2021	1.51	0	0	0.75%	33.3%
12/31/2020	1.09	188	206	1.25%	-7.7%	12/31/2020	1.11	0	0	1.00%	-7.5%	12/31/2020	1.13	0	0	0.75%	-7.2%
12/31/2019	1.19	240	285	1.25%	18.3%	12/31/2019	1.20	0	0	1.00%	18.5%	12/31/2019	1.22	0	0	0.75%	18.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	0	$0	0.50%	10.8%	12/31/2023	$1.57	0	$0	0.25%	11.1%	12/31/2023	$1.61	0	$0	0.00%	11.4%
12/31/2022	1.38	0	0	0.50%	-9.9%	12/31/2022	1.41	0	0	0.25%	-9.7%	12/31/2022	1.44	0	0	0.00%	-9.5%
12/31/2021	1.54	0	0	0.50%	33.6%	12/31/2021	1.56	0	0	0.25%	33.9%	12/31/2021	1.59	0	0	0.00%	34.3%
12/31/2020	1.15	0	0	0.50%	-7.0%	12/31/2020	1.17	0	0	0.25%	-6.8%	12/31/2020	1.19	0	0	0.00%	-6.5%
12/31/2019	1.24	0	0	0.50%	19.1%	12/31/2019	1.25	0	0	0.25%	19.4%	12/31/2019	1.27	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	0.8%
2021	1.4%
2020	1.4%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund Z Class - 06-064

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$153,128	$129,380	6,814
Receivables: investments sold	71
Payables: investments purchased	-
Net assets	$153,199

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$153,199	104,702	$1.46
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.57
Band 25	-	-	1.61
Band 0	-	-	1.65
Total	$153,199	104,702

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,150
Mortality & expense charges			(1,939)
Net investment income (loss)			1,211

Gain (loss) on investments:
Net realized gain (loss)			4,154
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,426
Net gain (loss)			11,580

Increase (decrease) in net assets from operations			$12,791

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,211	$1,036
Net realized gain (loss)		4,154	13,656
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,426	(34,701)

Increase (decrease) in net assets from operations		12,791	(20,009)

Contract owner transactions:
Proceeds from units sold		9,224	38,049
Cost of units redeemed		(42,008)	(56,372)
Account charges		(60)	(64)
Increase (decrease)		(32,844)	(18,387)
Net increase (decrease)		(20,053)	(38,396)
Net assets, beginning		173,252	211,648
Net assets, ending		$153,199	$173,252

Units sold		6,889	26,845
Units redeemed		(32,717)	(39,260)
Net increase (decrease)		(25,828)	(12,415)
Units outstanding, beginning		130,530	142,945
Units outstanding, ending		104,702	130,530

* Date of Fund Inception into Variable Account: 6 /26 /2014
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,662,334
Cost of units redeemed/account charges			(8,425,516)
Net investment income (loss)			52,941
Net realized gain (loss)			(666,708)
Realized gain distributions			506,400
Net change in unrealized appreciation (depreciation)			23,748
Net assets			$153,199
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	105	$153	1.25%	10.2%	12/31/2023	$1.50	0	$0	1.00%	10.5%	12/31/2023	$1.53	0	$0	0.75%	10.8%
12/31/2022	1.33	131	173	1.25%	-10.4%	12/31/2022	1.36	0	0	1.00%	-10.1%	12/31/2022	1.39	0	0	0.75%	-9.9%
12/31/2021	1.48	143	212	1.25%	32.9%	12/31/2021	1.51	0	0	1.00%	33.3%	12/31/2021	1.54	0	0	0.75%	33.6%
12/31/2020	1.11	219	244	1.25%	-7.4%	12/31/2020	1.13	0	0	1.00%	-7.2%	12/31/2020	1.15	0	0	0.75%	-6.9%
12/31/2019	1.20	1,063	1,278	1.25%	18.6%	12/31/2019	1.22	0	0	1.00%	18.9%	12/31/2019	1.24	0	0	0.75%	19.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	0	$0	0.50%	11.1%	12/31/2023	$1.61	0	$0	0.25%	11.3%	12/31/2023	$1.65	0	$0	0.00%	11.6%
12/31/2022	1.41	0	0	0.50%	-9.7%	12/31/2022	1.45	0	0	0.25%	-9.5%	12/31/2022	1.48	0	0	0.00%	-9.2%
12/31/2021	1.57	0	0	0.50%	33.9%	12/31/2021	1.60	0	0	0.25%	34.3%	12/31/2021	1.63	0	0	0.00%	34.6%
12/31/2020	1.17	0	0	0.50%	-6.7%	12/31/2020	1.19	0	0	0.25%	-6.5%	12/31/2020	1.21	0	0	0.00%	-6.2%
12/31/2019	1.25	0	0	0.50%	19.5%	12/31/2019	1.27	0	0	0.25%	19.8%	12/31/2019	1.29	0	0	0.00%	20.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.7%
2021	1.3%
2020	0.6%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund A Class - 06-538

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,040,308	$3,483,797	252,489
Receivables: investments sold	12,295
Payables: investments purchased	-
Net assets	$3,052,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,468,844	1,897,203	$1.30
Band 100	583,759	433,594	1.35
Band 75	-	-	1.39
Band 50	-	-	1.44
Band 25	-	-	1.49
Band 0	-	-	1.54
Total	$3,052,603	2,330,797

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$131,955
Mortality & expense charges			(35,561)
Net investment income (loss)			96,394

Gain (loss) on investments:
Net realized gain (loss)			(83,707)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			161,754
Net gain (loss)			78,047

Increase (decrease) in net assets from operations			$174,441

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$96,394	$80,374
Net realized gain (loss)		(83,707)	(275,073)
Realized gain distributions		-	37,574
Net change in unrealized appreciation (depreciation)		161,754	(603,463)

Increase (decrease) in net assets from operations		174,441	(760,588)

Contract owner transactions:
Proceeds from units sold		359,843	651,862
Cost of units redeemed		(484,055)	(1,646,278)
Account charges		(506)	(1,390)
Increase (decrease)		(124,718)	(995,806)
Net increase (decrease)		49,723	(1,756,394)
Net assets, beginning		3,002,880	4,759,274
Net assets, ending		$3,052,603	$3,002,880

Units sold		289,123	510,958
Units redeemed		(388,294)	(1,312,207)
Net increase (decrease)		(99,171)	(801,249)
Units outstanding, beginning		2,429,968	3,231,217
Units outstanding, ending		2,330,797	2,429,968

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$37,409,478
Cost of units redeemed/account charges			(35,494,761)
Net investment income (loss)			1,447,405
Net realized gain (loss)			(349,629)
Realized gain distributions			483,599
Net change in unrealized appreciation (depreciation)			(443,489)
Net assets			$3,052,603
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	1,897	$2,469	1.25%	6.1%	12/31/2023	$1.35	434	$584	1.00%	6.3%	12/31/2023	$1.39	0	$0	0.75%	6.6%
12/31/2022	1.23	1,888	2,316	1.25%	-16.2%	12/31/2022	1.27	542	687	1.00%	-16.0%	12/31/2022	1.31	0	0	0.75%	-15.8%
12/31/2021	1.46	2,582	3,780	1.25%	-2.8%	12/31/2021	1.51	650	979	1.00%	-2.6%	12/31/2021	1.55	0	0	0.75%	-2.3%
12/31/2020	1.51	3,415	5,144	1.25%	6.4%	12/31/2020	1.55	717	1,110	1.00%	6.7%	12/31/2020	1.59	0	0	0.75%	7.0%
12/31/2019	1.42	4,219	5,971	1.25%	9.4%	12/31/2019	1.45	754	1,093	1.00%	9.6%	12/31/2019	1.48	0	0	0.75%	9.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	6.9%	12/31/2023	$1.49	0	$0	0.25%	7.1%	12/31/2023	$1.54	0	$0	0.00%	7.4%
12/31/2022	1.35	0	0	0.50%	-15.6%	12/31/2022	1.39	0	0	0.25%	-15.4%	12/31/2022	1.44	0	0	0.00%	-15.1%
12/31/2021	1.60	0	0	0.50%	-2.1%	12/31/2021	1.64	0	0	0.25%	-1.8%	12/31/2021	1.69	0	0	0.00%	-1.6%
12/31/2020	1.63	0	0	0.50%	7.2%	12/31/2020	1.67	0	0	0.25%	7.5%	12/31/2020	1.72	0	0	0.00%	7.8%
12/31/2019	1.52	0	0	0.50%	10.2%	12/31/2019	1.56	0	0	0.25%	10.5%	12/31/2019	1.60	0	0	0.00%	10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	3.3%
2021	2.4%
2020	2.8%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund Z Class - 06-537

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,423,769	$9,619,593	704,282
Receivables: investments sold	62,926
Payables: investments purchased	-
Net assets	$8,486,695

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,313,030	6,166,520	$1.35
Band 100	-	-	1.39
Band 75	-	-	1.44
Band 50	-	-	1.49
Band 25	-	-	1.54
Band 0	173,665	108,698	1.60
Total	$8,486,695	6,275,218

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$379,504
Mortality & expense charges			(98,577)
Net investment income (loss)			280,927

Gain (loss) on investments:
Net realized gain (loss)			(367,527)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			623,639
Net gain (loss)			256,112

Increase (decrease) in net assets from operations			$537,039

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$280,927	$254,376
Net realized gain (loss)		(367,527)	(621,130)
Realized gain distributions		-	113,975
Net change in unrealized appreciation (depreciation)		623,639	(1,834,962)

Increase (decrease) in net assets from operations		537,039	(2,087,741)

Contract owner transactions:
Proceeds from units sold		1,743,317	2,243,719
Cost of units redeemed		(2,892,713)	(4,595,194)
Account charges		(6,793)	(8,423)
Increase (decrease)		(1,156,189)	(2,359,898)
Net increase (decrease)		(619,150)	(4,447,639)
Net assets, beginning		9,105,845	13,553,484
Net assets, ending		$8,486,695	$9,105,845

Units sold		1,352,784	1,672,890
Units redeemed		(2,245,825)	(3,479,758)
Net increase (decrease)		(893,041)	(1,806,868)
Units outstanding, beginning		7,168,259	8,975,127
Units outstanding, ending		6,275,218	7,168,259

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$115,076,044
Cost of units redeemed/account charges			(111,300,511)
Net investment income (loss)			4,865,455
Net realized gain (loss)			(405,641)
Realized gain distributions			1,447,172
Net change in unrealized appreciation (depreciation)			(1,195,824)
Net assets			$8,486,695
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	6,167	$8,313	1.25%	6.4%	12/31/2023	$1.39	0	$0	1.00%	6.6%	12/31/2023	$1.44	0	$0	0.75%	6.9%
12/31/2022	1.27	7,078	8,972	1.25%	-16.0%	12/31/2022	1.31	0	0	1.00%	-15.8%	12/31/2022	1.35	0	0	0.75%	-15.6%
12/31/2021	1.51	8,914	13,448	1.25%	-2.5%	12/31/2021	1.55	0	0	1.00%	-2.2%	12/31/2021	1.60	0	0	0.75%	-2.0%
12/31/2020	1.55	14,272	22,077	1.25%	6.7%	12/31/2020	1.59	0	0	1.00%	6.9%	12/31/2020	1.63	0	0	0.75%	7.2%
12/31/2019	1.45	17,345	25,153	1.25%	9.7%	12/31/2019	1.49	0	0	1.00%	9.9%	12/31/2019	1.52	0	0	0.75%	10.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	7.1%	12/31/2023	$1.54	0	$0	0.25%	7.4%	12/31/2023	$1.60	109	$174	0.00%	7.7%
12/31/2022	1.39	0	0	0.50%	-15.3%	12/31/2022	1.44	0	0	0.25%	-15.1%	12/31/2022	1.48	90	134	0.00%	-14.9%
12/31/2021	1.65	0	0	0.50%	-1.7%	12/31/2021	1.69	0	0	0.25%	-1.5%	12/31/2021	1.74	61	106	0.00%	-1.3%
12/31/2020	1.67	0	0	0.50%	7.5%	12/31/2020	1.72	0	0	0.25%	7.7%	12/31/2020	1.77	53	93	0.00%	8.0%
12/31/2019	1.56	0	0	0.50%	10.5%	12/31/2019	1.60	0	0	0.25%	10.8%	12/31/2019	1.63	36	59	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.3%
2022	3.5%
2021	3.0%
2020	2.9%
2019	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R6 Class - 06-FCX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,954,145	$2,325,644	101,999
Receivables: investments sold	1,180
Payables: investments purchased	-
Net assets	$1,955,325

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$304,807	248,157	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	1,650,518	1,230,301	1.34
Total	$1,955,325	1,478,458

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$49,592
Mortality & expense charges			(4,207)
Net investment income (loss)			45,385

Gain (loss) on investments:
Net realized gain (loss)			(141,877)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			295,209
Net gain (loss)			153,332

Increase (decrease) in net assets from operations			$198,717

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,385	$45,305
Net realized gain (loss)		(141,877)	(110,727)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		295,209	(757,185)

Increase (decrease) in net assets from operations		198,717	(822,607)

Contract owner transactions:
Proceeds from units sold		185,139	398,703
Cost of units redeemed		(470,473)	(533,167)
Account charges		(3,975)	(4,405)
Increase (decrease)		(289,309)	(138,869)
Net increase (decrease)		(90,592)	(961,476)
Net assets, beginning		2,045,917	3,007,393
Net assets, ending		$1,955,325	$2,045,917

Units sold		153,340	289,303
Units redeemed		(401,471)	(424,394)
Net increase (decrease)		(248,131)	(135,091)
Units outstanding, beginning		1,726,589	1,861,680
Units outstanding, ending		1,478,458	1,726,589

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,747,141
Cost of units redeemed/account charges			(3,328,429)
Net investment income (loss)			456,209
Net realized gain (loss)			(177,726)
Realized gain distributions			629,629
Net change in unrealized appreciation (depreciation)			(371,499)
Net assets			$1,955,325
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	248	$305	1.25%	10.1%	12/31/2023	$1.25	0	$0	1.00%	10.3%	12/31/2023	$1.27	0	$0	0.75%	10.6%
12/31/2022	1.12	373	417	1.25%	-27.5%	12/31/2022	1.13	0	0	1.00%	-27.3%	12/31/2022	1.15	0	0	0.75%	-27.2%
12/31/2021	1.54	462	711	1.25%	26.5%	12/31/2021	1.56	0	0	1.00%	26.8%	12/31/2021	1.58	0	0	0.75%	27.1%
12/31/2020	1.22	352	428	1.25%	-5.5%	12/31/2020	1.23	0	0	1.00%	-5.3%	12/31/2020	1.24	0	0	0.75%	-5.0%
12/31/2019	1.29	300	386	1.25%	23.5%	12/31/2019	1.30	0	0	1.00%	23.8%	12/31/2019	1.31	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	10.9%	12/31/2023	$1.32	0	$0	0.25%	11.2%	12/31/2023	$1.34	1,230	$1,651	0.00%	11.4%
12/31/2022	1.17	0	0	0.50%	-27.0%	12/31/2022	1.19	0	0	0.25%	-26.8%	12/31/2022	1.20	1,353	1,629	0.00%	-26.6%
12/31/2021	1.60	0	0	0.50%	27.4%	12/31/2021	1.62	0	0	0.25%	27.8%	12/31/2021	1.64	1,400	2,296	0.00%	28.1%
12/31/2020	1.25	0	0	0.50%	-4.8%	12/31/2020	1.27	0	0	0.25%	-4.5%	12/31/2020	1.28	1,441	1,846	0.00%	-4.3%
12/31/2019	1.32	0	0	0.50%	24.4%	12/31/2019	1.33	0	0	0.25%	24.7%	12/31/2019	1.34	1,608	2,153	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.1%
2021	3.1%
2020	1.8%
2019	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R6 Class - 06-FCY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,591,408	$11,998,868	2,450,837
Receivables: investments sold	25,990
Payables: investments purchased	-
Net assets	$11,617,398

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,358,692	8,874,346	$1.28
Band 100	-	-	1.30
Band 75	258,706	195,114	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.40
Total	$11,617,398	9,069,460

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$663,423
Mortality & expense charges			(119,699)
Net investment income (loss)			543,724

Gain (loss) on investments:
Net realized gain (loss)			(192,415)
Realized gain distributions			55,317
Net change in unrealized appreciation (depreciation)			680,233
Net gain (loss)			543,135

Increase (decrease) in net assets from operations			$1,086,859

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$543,724	$414,496
Net realized gain (loss)		(192,415)	(321,967)
Realized gain distributions		55,317	20,076
Net change in unrealized appreciation (depreciation)		680,233	(1,164,176)

Increase (decrease) in net assets from operations		1,086,859	(1,051,571)

Contract owner transactions:
Proceeds from units sold		4,312,221	5,099,083
Cost of units redeemed		(2,396,692)	(4,360,502)
Account charges		(16,294)	(9,151)
Increase (decrease)		1,899,235	729,430
Net increase (decrease)		2,986,094	(322,141)
Net assets, beginning		8,631,304	8,953,445
Net assets, ending		$11,617,398	$8,631,304

Units sold		4,019,545	4,620,720
Units redeemed		(2,426,191)	(3,917,415)
Net increase (decrease)		1,593,354	703,305
Units outstanding, beginning		7,476,106	6,772,801
Units outstanding, ending		9,069,460	7,476,106

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,358,304
Cost of units redeemed/account charges			(17,099,072)
Net investment income (loss)			2,057,318
Net realized gain (loss)			(502,116)
Realized gain distributions			210,424
Net change in unrealized appreciation (depreciation)			(407,460)
Net assets			$11,617,398
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	8,874	$11,359	1.25%	11.0%	12/31/2023	$1.30	0	$0	1.00%	11.2%	12/31/2023	$1.33	195	$259	0.75%	11.5%
12/31/2022	1.15	7,279	8,397	1.25%	-12.7%	12/31/2022	1.17	0	0	1.00%	-12.5%	12/31/2022	1.19	197	234	0.75%	-12.2%
12/31/2021	1.32	6,576	8,687	1.25%	5.2%	12/31/2021	1.34	0	0	1.00%	5.4%	12/31/2021	1.35	197	267	0.75%	5.7%
12/31/2020	1.26	5,406	6,791	1.25%	4.4%	12/31/2020	1.27	0	0	1.00%	4.7%	12/31/2020	1.28	204	261	0.75%	4.9%
12/31/2019	1.20	4,851	5,836	1.25%	14.9%	12/31/2019	1.21	0	0	1.00%	15.1%	12/31/2019	1.22	190	232	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	11.8%	12/31/2023	$1.37	0	$0	0.25%	12.1%	12/31/2023	$1.40	0	$0	0.00%	12.3%
12/31/2022	1.21	0	0	0.50%	-12.0%	12/31/2022	1.23	0	0	0.25%	-11.8%	12/31/2022	1.24	0	0	0.00%	-11.6%
12/31/2021	1.37	0	0	0.50%	5.9%	12/31/2021	1.39	0	0	0.25%	6.2%	12/31/2021	1.41	0	0	0.00%	6.5%
12/31/2020	1.30	0	0	0.50%	5.2%	12/31/2020	1.31	0	0	0.25%	5.5%	12/31/2020	1.32	0	0	0.00%	5.7%
12/31/2019	1.23	0	0	0.50%	15.7%	12/31/2019	1.24	0	0	0.25%	16.0%	12/31/2019	1.25	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.6%
2022	5.8%
2021	5.9%
2020	6.3%
2019	6.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund R6 Class - 06-FFC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,225	$23,501	556
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$25,224

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,224	12,008	$2.10
Band 100	-	-	2.14
Band 75	-	-	2.18
Band 50	-	-	2.21
Band 25	-	-	2.25
Band 0	-	-	2.29
Total	$25,224	12,008

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(180)
Net investment income (loss)			(180)

Gain (loss) on investments:
Net realized gain (loss)			11
Realized gain distributions			1,011
Net change in unrealized appreciation (depreciation)			1,236
Net gain (loss)			2,258

Increase (decrease) in net assets from operations			$2,078

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(180)	$(45)
Net realized gain (loss)		11	-
Realized gain distributions		1,011	115
Net change in unrealized appreciation (depreciation)		1,236	488

Increase (decrease) in net assets from operations		2,078	558

Contract owner transactions:
Proceeds from units sold		15,150	7,455
Cost of units redeemed		-	-
Account charges		(14)	(3)
Increase (decrease)		15,136	7,452
Net increase (decrease)		17,214	8,010
Net assets, beginning		8,010	-
Net assets, ending		$25,224	$8,010

Units sold		7,769	4,248
Units redeemed		(7)	(2)
Net increase (decrease)		7,762	4,246
Units outstanding, beginning		4,246	-
Units outstanding, ending		12,008	4,246

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,605
Cost of units redeemed/account charges			(17)
Net investment income (loss)			(225)
Net realized gain (loss)			11
Realized gain distributions			1,126
Net change in unrealized appreciation (depreciation)			1,724
Net assets			$25,224
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.10	12	$25	1.25%	11.4%	12/31/2023	$2.14	0	$0	1.00%	11.6%	12/31/2023	$2.18	0	$0	0.75%	11.9%
12/31/2022	1.89	4	8	1.25%	-11.1%	12/31/2022	1.92	0	0	1.00%	-10.9%	12/31/2022	1.94	0	0	0.75%	-10.6%
12/31/2021	2.12	0	0	1.25%	5.0%	12/31/2021	2.15	0	0	1.00%	5.3%	12/31/2021	2.18	0	0	0.75%	5.6%
12/31/2020	2.02	0	0	1.25%	40.0%	12/31/2020	2.04	0	0	1.00%	40.3%	12/31/2020	2.06	0	0	0.75%	40.7%
12/31/2019	1.44	0	0	1.25%	17.2%	12/31/2019	1.45	0	0	1.00%	17.4%	12/31/2019	1.47	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.21	0	$0	0.50%	12.2%	12/31/2023	$2.25	0	$0	0.25%	12.5%	12/31/2023	$2.29	0	$0	0.00%	12.7%
12/31/2022	1.97	0	0	0.50%	-10.4%	12/31/2022	2.00	0	0	0.25%	-10.2%	12/31/2022	2.03	0	0	0.00%	-10.0%
12/31/2021	2.20	0	0	0.50%	5.8%	12/31/2021	2.23	0	0	0.25%	6.1%	12/31/2021	2.26	0	0	0.00%	6.4%
12/31/2020	2.08	0	0	0.50%	41.0%	12/31/2020	2.10	0	0	0.25%	41.4%	12/31/2020	2.13	0	0	0.00%	41.7%
12/31/2019	1.48	0	0	0.50%	18.0%	12/31/2019	1.49	0	0	0.25%	18.3%	12/31/2019	1.50	0	0	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,334,537	$8,252,010	394,023
Receivables: investments sold	22,699
Payables: investments purchased	-
Net assets	$8,357,236

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,217,344	3,992,626	$2.06
Band 100	-	-	2.09
Band 75	139,892	65,613	2.13
Band 50	-	-	2.17
Band 25	-	-	2.21
Band 0	-	-	2.25
Total	$8,357,236	4,058,239

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(83,227)
Net investment income (loss)			(83,227)

Gain (loss) on investments:
Net realized gain (loss)			(124,792)
Realized gain distributions			234,748
Net change in unrealized appreciation (depreciation)			1,174,271
Net gain (loss)			1,284,227

Increase (decrease) in net assets from operations			$1,201,000

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(83,227)	$(40,594)
Net realized gain (loss)		(124,792)	(136,060)
Realized gain distributions		234,748	71,939
Net change in unrealized appreciation (depreciation)		1,174,271	(571,418)

Increase (decrease) in net assets from operations		1,201,000	(676,133)

Contract owner transactions:
Proceeds from units sold		2,906,334	3,336,986
Cost of units redeemed		(1,278,524)	(362,579)
Account charges		(16,249)	(3,905)
Increase (decrease)		1,611,561	2,970,502
Net increase (decrease)		2,812,561	2,294,369
Net assets, beginning		5,544,675	3,250,306
Net assets, ending		$8,357,236	$5,544,675

Units sold		1,540,615	2,005,088
Units redeemed		(692,626)	(211,161)
Net increase (decrease)		847,989	1,793,927
Units outstanding, beginning		3,210,250	1,416,323
Units outstanding, ending		4,058,239	3,210,250

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,484,416
Cost of units redeemed/account charges			(4,181,676)
Net investment income (loss)			(224,882)
Net realized gain (loss)			(512,243)
Realized gain distributions			2,709,094
Net change in unrealized appreciation (depreciation)			82,527
Net assets			$8,357,236
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.06	3,993	$8,217	1.25%	19.2%	12/31/2023	$2.09	0	$0	1.00%	19.5%	12/31/2023	$2.13	66	$140	0.75%	19.8%
12/31/2022	1.73	3,140	5,420	1.25%	-24.7%	12/31/2022	1.75	0	0	1.00%	-24.5%	12/31/2022	1.78	70	125	0.75%	-24.3%
12/31/2021	2.29	1,327	3,042	1.25%	10.4%	12/31/2021	2.32	0	0	1.00%	10.7%	12/31/2021	2.35	89	209	0.75%	11.0%
12/31/2020	2.07	1,459	3,026	1.25%	41.1%	12/31/2020	2.10	0	0	1.00%	41.5%	12/31/2020	2.12	141	299	0.75%	41.8%
12/31/2019	1.47	1,411	2,075	1.25%	36.1%	12/31/2019	1.48	0	0	1.00%	36.4%	12/31/2019	1.49	134	200	0.75%	36.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.17	0	$0	0.50%	20.1%	12/31/2023	$2.21	0	$0	0.25%	20.4%	12/31/2023	$2.25	0	$0	0.00%	20.7%
12/31/2022	1.81	0	0	0.50%	-24.1%	12/31/2022	1.83	0	0	0.25%	-23.9%	12/31/2022	1.86	0	0	0.00%	-23.7%
12/31/2021	2.38	0	0	0.50%	11.3%	12/31/2021	2.41	0	0	0.25%	11.6%	12/31/2021	2.44	0	0	0.00%	11.8%
12/31/2020	2.14	0	0	0.50%	42.2%	12/31/2020	2.16	0	0	0.25%	42.5%	12/31/2020	2.18	0	0	0.00%	42.9%
12/31/2019	1.50	0	0	0.50%	37.1%	12/31/2019	1.52	0	0	0.25%	37.4%	12/31/2019	1.53	0	0	0.00%	37.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Natural Resources Fund R6 Class - 06-FFG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$243,327	$242,189	4,564
Receivables: investments sold	2,460
Payables: investments purchased	-
Net assets	$245,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$245,787	177,014	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$245,787	177,014

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,365
Mortality & expense charges			(2,582)
Net investment income (loss)			2,783

Gain (loss) on investments:
Net realized gain (loss)			5,369
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(11,968)
Net gain (loss)			(6,599)

Increase (decrease) in net assets from operations			$(3,816)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,783	$578
Net realized gain (loss)		5,369	191,277
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(11,968)	(128,776)

Increase (decrease) in net assets from operations		(3,816)	63,079

Contract owner transactions:
Proceeds from units sold		118,064	151,995
Cost of units redeemed		(40,344)	(451,388)
Account charges		(791)	(858)
Increase (decrease)		76,929	(300,251)
Net increase (decrease)		73,113	(237,172)
Net assets, beginning		172,674	409,846
Net assets, ending		$245,787	$172,674

Units sold		85,750	114,188
Units redeemed		(29,426)	(347,348)
Net increase (decrease)		56,324	(233,160)
Units outstanding, beginning		120,690	353,850
Units outstanding, ending		177,014	120,690

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,892,502
Cost of units redeemed/account charges			(1,806,110)
Net investment income (loss)			6,281
Net realized gain (loss)			151,976
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,138
Net assets			$245,787
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	177	$246	1.25%	-2.9%	12/31/2023	$1.41	0	$0	1.00%	-2.7%	12/31/2023	$1.44	0	$0	0.75%	-2.5%
12/31/2022	1.43	121	173	1.25%	23.5%	12/31/2022	1.45	0	0	1.00%	23.8%	12/31/2022	1.47	0	0	0.75%	24.1%
12/31/2021	1.16	354	410	1.25%	26.3%	12/31/2021	1.17	0	0	1.00%	26.6%	12/31/2021	1.19	0	0	0.75%	26.9%
12/31/2020	0.92	295	271	1.25%	10.4%	12/31/2020	0.93	0	0	1.00%	10.6%	12/31/2020	0.94	0	0	0.75%	10.9%
12/31/2019	0.83	651	541	1.25%	15.6%	12/31/2019	0.84	0	0	1.00%	15.9%	12/31/2019	0.84	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	-2.2%	12/31/2023	$1.49	0	$0	0.25%	-2.0%	12/31/2023	$1.52	0	$0	0.00%	-1.7%
12/31/2022	1.50	0	0	0.50%	24.5%	12/31/2022	1.52	0	0	0.25%	24.8%	12/31/2022	1.54	0	0	0.00%	25.1%
12/31/2021	1.20	0	0	0.50%	27.2%	12/31/2021	1.22	0	0	0.25%	27.5%	12/31/2021	1.23	0	0	0.00%	27.9%
12/31/2020	0.95	0	0	0.50%	11.2%	12/31/2020	0.96	0	0	0.25%	11.5%	12/31/2020	0.97	0	0	0.00%	11.8%
12/31/2019	0.85	0	0	0.50%	16.5%	12/31/2019	0.86	0	0	0.25%	16.8%	12/31/2019	0.86	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	1.7%
2021	1.5%
2020	1.1%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R6 Class - 06-FFH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$31,543,553	$34,451,062	2,623,510
Receivables: investments sold	96,339
Payables: investments purchased	-
Net assets	$31,639,892

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,286,221	28,483,715	$1.06
Band 100	-	-	1.08
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	1,353,671	1,165,575	1.16
Total	$31,639,892	29,649,290

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,433,527
Mortality & expense charges			(354,347)
Net investment income (loss)			1,079,180

Gain (loss) on investments:
Net realized gain (loss)			(1,794,186)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,709,943
Net gain (loss)			915,757

Increase (decrease) in net assets from operations			$1,994,937

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,079,180	$801,636
Net realized gain (loss)		(1,794,186)	(1,569,076)
Realized gain distributions		-	373,872
Net change in unrealized appreciation (depreciation)		2,709,943	(5,332,873)

Increase (decrease) in net assets from operations		1,994,937	(5,726,441)

Contract owner transactions:
Proceeds from units sold		18,246,135	15,813,022
Cost of units redeemed		(18,426,389)	(18,931,834)
Account charges		(72,107)	(89,101)
Increase (decrease)		(252,361)	(3,207,913)
Net increase (decrease)		1,742,576	(8,934,354)
Net assets, beginning		29,897,316	38,831,670
Net assets, ending		$31,639,892	$29,897,316

Units sold		17,946,494	15,168,289
Units redeemed		(18,137,215)	(17,937,112)
Net increase (decrease)		(190,721)	(2,768,823)
Units outstanding, beginning		29,840,011	32,608,834
Units outstanding, ending		29,649,290	29,840,011

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$111,574,448
Cost of units redeemed/account charges			(79,744,776)
Net investment income (loss)			4,116,758
Net realized gain (loss)			(2,915,506)
Realized gain distributions			1,516,477
Net change in unrealized appreciation (depreciation)			(2,907,509)
Net assets			$31,639,892
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	28,484	$30,286	1.25%	6.5%	12/31/2023	$1.08	0	$0	1.00%	6.7%	12/31/2023	$1.10	0	$0	0.75%	7.0%
12/31/2022	1.00	28,656	28,622	1.25%	-15.9%	12/31/2022	1.01	0	0	1.00%	-15.7%	12/31/2022	1.03	0	0	0.75%	-15.5%
12/31/2021	1.19	31,466	37,386	1.25%	-2.4%	12/31/2021	1.20	0	0	1.00%	-2.1%	12/31/2021	1.22	0	0	0.75%	-1.9%
12/31/2020	1.22	25,825	31,431	1.25%	6.8%	12/31/2020	1.23	0	0	1.00%	7.0%	12/31/2020	1.24	0	0	0.75%	7.3%
12/31/2019	1.14	25,716	29,312	1.25%	9.8%	12/31/2019	1.15	0	0	1.00%	10.1%	12/31/2019	1.16	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	7.3%	12/31/2023	$1.14	0	$0	0.25%	7.5%	12/31/2023	$1.16	1,166	$1,354	0.00%	7.8%
12/31/2022	1.05	0	0	0.50%	-15.3%	12/31/2022	1.06	0	0	0.25%	-15.1%	12/31/2022	1.08	1,184	1,276	0.00%	-14.9%
12/31/2021	1.23	0	0	0.50%	-1.6%	12/31/2021	1.25	0	0	0.25%	-1.4%	12/31/2021	1.27	1,143	1,446	0.00%	-1.2%
12/31/2020	1.25	0	0	0.50%	7.6%	12/31/2020	1.27	0	0	0.25%	7.8%	12/31/2020	1.28	1,000	1,281	0.00%	8.1%
12/31/2019	1.17	0	0	0.50%	10.6%	12/31/2019	1.18	0	0	0.25%	10.9%	12/31/2019	1.18	916	1,085	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.7%
2022	3.5%
2021	2.6%
2020	3.4%
2019	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,340,801	$3,066,785	143,921
Receivables: investments sold	-
Payables: investments purchased	(47,879)
Net assets	$3,292,922

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,292,922	1,611,406	$2.04
Band 100	-	-	2.07
Band 75	-	-	2.11
Band 50	-	-	2.14
Band 25	-	-	2.17
Band 0	-	-	2.20
Total	$3,292,922	1,611,406

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(41,574)
Net investment income (loss)			(41,574)

Gain (loss) on investments:
Net realized gain (loss)			(514,664)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,846,023
Net gain (loss)			1,331,359

Increase (decrease) in net assets from operations			$1,289,785

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(41,574)	$(35,101)
Net realized gain (loss)		(514,664)	(152,105)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,846,023	(1,378,019)

Increase (decrease) in net assets from operations		1,289,785	(1,565,225)

Contract owner transactions:
Proceeds from units sold		2,739,729	1,568,036
Cost of units redeemed		(3,615,963)	(670,787)
Account charges		(1,924)	(1,697)
Increase (decrease)		(878,158)	895,552
Net increase (decrease)		411,627	(669,673)
Net assets, beginning		2,881,295	3,550,968
Net assets, ending		$3,292,922	$2,881,295

Units sold		1,554,194	1,016,330
Units redeemed		(2,071,131)	(429,276)
Net increase (decrease)		(516,937)	587,054
Units outstanding, beginning		2,128,343	1,541,289
Units outstanding, ending		1,611,406	2,128,343

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,492,447
Cost of units redeemed/account charges			(5,082,653)
Net investment income (loss)			(99,091)
Net realized gain (loss)			(659,864)
Realized gain distributions			368,067
Net change in unrealized appreciation (depreciation)			274,016
Net assets			$3,292,922
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	1,611	$3,293	1.25%	50.9%	12/31/2023	$2.07	0	$0	1.00%	51.3%	12/31/2023	$2.11	0	$0	0.75%	51.7%
12/31/2022	1.35	2,128	2,881	1.25%	-41.2%	12/31/2022	1.37	0	0	1.00%	-41.1%	12/31/2022	1.39	0	0	0.75%	-40.9%
12/31/2021	2.30	1,541	3,551	1.25%	4.7%	12/31/2021	2.33	0	0	1.00%	5.0%	12/31/2021	2.35	0	0	0.75%	5.3%
12/31/2020	2.20	0	1	1.25%	65.4%	12/31/2020	2.22	0	0	1.00%	65.8%	12/31/2020	2.23	0	0	0.75%	66.2%
12/31/2019	1.33	0	0	1.25%	31.3%	12/31/2019	1.34	0	0	1.00%	31.6%	12/31/2019	1.34	0	0	0.75%	32.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.14	0	$0	0.50%	52.1%	12/31/2023	$2.17	0	$0	0.25%	52.5%	12/31/2023	$2.20	0	$0	0.00%	52.8%
12/31/2022	1.41	0	0	0.50%	-40.8%	12/31/2022	1.42	0	0	0.25%	-40.6%	12/31/2022	1.44	0	0	0.00%	-40.5%
12/31/2021	2.37	0	0	0.50%	5.5%	12/31/2021	2.40	0	0	0.25%	5.8%	12/31/2021	2.42	0	0	0.00%	6.1%
12/31/2020	2.25	0	0	0.50%	66.7%	12/31/2020	2.27	0	0	0.25%	67.1%	12/31/2020	2.28	0	0	0.00%	67.5%
12/31/2019	1.35	0	0	0.50%	32.3%	12/31/2019	1.36	0	0	0.25%	32.6%	12/31/2019	1.36	0	0	0.00%	33.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R6 Class - 06-GJN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,348,213	$1,406,338	61,435
Receivables: investments sold	-
Payables: investments purchased	(6,473)
Net assets	$1,341,740

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,341,740	813,722	$1.65
Band 100	-	-	1.70
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$1,341,740	813,722

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,039
Mortality & expense charges			(11,819)
Net investment income (loss)			(3,780)

Gain (loss) on investments:
Net realized gain (loss)			(123,894)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			216,861
Net gain (loss)			92,967

Increase (decrease) in net assets from operations			$89,187

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,780)	$(5,257)
Net realized gain (loss)		(123,894)	(31,164)
Realized gain distributions		-	19,862
Net change in unrealized appreciation (depreciation)		216,861	(107,560)

Increase (decrease) in net assets from operations		89,187	(124,119)

Contract owner transactions:
Proceeds from units sold		1,004,814	159,440
Cost of units redeemed		(341,556)	(68,190)
Account charges		(1,484)	(1,691)
Increase (decrease)		661,774	89,559
Net increase (decrease)		750,961	(34,560)
Net assets, beginning		590,779	625,339
Net assets, ending		$1,341,740	$590,779

Units sold		637,774	110,737
Units redeemed		(220,452)	(51,770)
Net increase (decrease)		417,322	58,967
Units outstanding, beginning		396,400	337,433
Units outstanding, ending		813,722	396,400

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,920,890
Cost of units redeemed/account charges			(584,066)
Net investment income (loss)			(12,858)
Net realized gain (loss)			(113,458)
Realized gain distributions			189,357
Net change in unrealized appreciation (depreciation)			(58,125)
Net assets			$1,341,740
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	814	$1,342	1.25%	10.6%	12/31/2023	$1.70	0	$0	1.00%	10.9%	12/31/2023	$1.70	0	$0	0.75%	11.2%
12/31/2022	1.49	396	591	1.25%	-19.6%	12/31/2022	1.53	0	0	1.00%	-19.4%	12/31/2022	1.53	0	0	0.75%	-19.2%
12/31/2021	1.85	337	625	1.25%	27.9%	12/31/2021	1.90	0	0	1.00%	28.2%	12/31/2021	1.89	0	0	0.75%	28.6%
12/31/2020	1.45	81	117	1.25%	26.1%	12/31/2020	1.48	0	0	1.00%	26.5%	12/31/2020	1.47	0	0	0.75%	26.8%
12/31/2019	1.15	82	94	1.25%	27.4%	12/31/2019	1.17	0	0	1.00%	28.0%	12/31/2019	1.16	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	11.5%	12/31/2023	$1.75	0	$0	0.25%	11.7%	12/31/2023	$1.78	0	$0	0.00%	12.0%
12/31/2022	1.55	0	0	0.50%	-19.0%	12/31/2022	1.57	0	0	0.25%	-18.8%	12/31/2022	1.59	0	0	0.00%	-18.6%
12/31/2021	1.91	0	0	0.50%	28.9%	12/31/2021	1.93	0	0	0.25%	29.2%	12/31/2021	1.95	0	0	0.00%	29.5%
12/31/2020	1.48	0	0	0.50%	27.1%	12/31/2020	1.49	0	0	0.25%	27.4%	12/31/2020	1.51	0	0	0.00%	27.7%
12/31/2019	1.17	0	0	0.50%	28.3%	12/31/2019	1.17	0	0	0.25%	28.7%	12/31/2019	1.18	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,437	$9,328	510
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$11,437

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,437	8,966	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$11,437	8,966

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$251
Mortality & expense charges			(219)
Net investment income (loss)			32

Gain (loss) on investments:
Net realized gain (loss)			1,218
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(469)
Net gain (loss)			749

Increase (decrease) in net assets from operations			$781

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32	$146
Net realized gain (loss)		1,218	71
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(469)	(2,346)

Increase (decrease) in net assets from operations		781	(2,129)

Contract owner transactions:
Proceeds from units sold		1,185	1,709
Cost of units redeemed		(10,113)	(137)
Account charges		-	-
Increase (decrease)		(8,928)	1,572
Net increase (decrease)		(8,147)	(557)
Net assets, beginning		19,584	20,141
Net assets, ending		$11,437	$19,584

Units sold		1,013	1,457
Units redeemed		(8,994)	(156)
Net increase (decrease)		(7,981)	1,301
Units outstanding, beginning		16,947	15,646
Units outstanding, ending		8,966	16,947

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$303,531
Cost of units redeemed/account charges			(272,858)
Net investment income (loss)			3,283
Net realized gain (loss)			(32,956)
Realized gain distributions			8,328
Net change in unrealized appreciation (depreciation)			2,109
Net assets			$11,437
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	9	$11	1.25%	10.4%	12/31/2023	$1.30	0	$0	1.00%	10.7%	12/31/2023	$1.32	0	$0	0.75%	10.9%
12/31/2022	1.16	17	20	1.25%	-10.2%	12/31/2022	1.17	0	0	1.00%	-10.0%	12/31/2022	1.19	0	0	0.75%	-9.8%
12/31/2021	1.29	16	20	1.25%	33.2%	12/31/2021	1.30	0	0	1.00%	33.5%	12/31/2021	1.32	0	0	0.75%	33.9%
12/31/2020	0.97	15	14	1.25%	-7.3%	12/31/2020	0.98	0	0	1.00%	-7.1%	12/31/2020	0.98	0	0	0.75%	-6.9%
12/31/2019	1.04	108	112	1.25%	18.7%	12/31/2019	1.05	0	0	1.00%	19.0%	12/31/2019	1.06	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	11.2%	12/31/2023	$1.36	0	$0	0.25%	11.5%	12/31/2023	$1.38	0	$0	0.00%	11.8%
12/31/2022	1.20	0	0	0.50%	-9.6%	12/31/2022	1.22	0	0	0.25%	-9.3%	12/31/2022	1.24	0	0	0.00%	-9.1%
12/31/2021	1.33	0	0	0.50%	34.2%	12/31/2021	1.35	0	0	0.25%	34.5%	12/31/2021	1.36	0	0	0.00%	34.9%
12/31/2020	0.99	0	0	0.50%	-6.6%	12/31/2020	1.00	0	0	0.25%	-6.4%	12/31/2020	1.01	0	0	0.00%	-6.2%
12/31/2019	1.06	0	0	0.50%	19.6%	12/31/2019	1.07	0	0	0.25%	19.9%	12/31/2019	1.08	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	2.0%
2021	1.6%
2020	0.5%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$187,850	$161,251	9,808
Receivables: investments sold	-
Payables: investments purchased	(8,642)
Net assets	$179,208

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$179,208	133,885	$1.34
Band 100	-	-	1.38
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$179,208	133,885

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,834
Mortality & expense charges			(1,795)
Net investment income (loss)			3,039

Gain (loss) on investments:
Net realized gain (loss)			3,389
Realized gain distributions			1,540
Net change in unrealized appreciation (depreciation)			27,247
Net gain (loss)			32,176

Increase (decrease) in net assets from operations			$35,215

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,039	$844
Net realized gain (loss)		3,389	4,145
Realized gain distributions		1,540	10,165
Net change in unrealized appreciation (depreciation)		27,247	(20,341)

Increase (decrease) in net assets from operations		35,215	(5,187)

Contract owner transactions:
Proceeds from units sold		159,557	46,778
Cost of units redeemed		(94,484)	(10,887)
Account charges		(237)	(51)
Increase (decrease)		64,836	35,840
Net increase (decrease)		100,051	30,653
Net assets, beginning		79,157	48,504
Net assets, ending		$179,208	$79,157

Units sold		143,156	40,954
Units redeemed		(77,648)	(9,354)
Net increase (decrease)		65,508	31,600
Units outstanding, beginning		68,377	36,777
Units outstanding, ending		133,885	68,377

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$278,586
Cost of units redeemed/account charges			(147,664)
Net investment income (loss)			4,290
Net realized gain (loss)			5,692
Realized gain distributions			11,705
Net change in unrealized appreciation (depreciation)			26,599
Net assets			$179,208
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	134	$179	1.25%	15.6%	12/31/2023	$1.38	0	$0	1.00%	15.9%	12/31/2023	$1.38	0	$0	0.75%	16.2%
12/31/2022	1.16	68	79	1.25%	-12.2%	12/31/2022	1.19	0	0	1.00%	-12.0%	12/31/2022	1.19	0	0	0.75%	-11.8%
12/31/2021	1.32	37	49	1.25%	40.0%	12/31/2021	1.35	0	0	1.00%	40.4%	12/31/2021	1.35	0	0	0.75%	40.7%
12/31/2020	0.94	37	34	1.25%	-4.2%	12/31/2020	0.96	0	0	1.00%	-3.9%	12/31/2020	0.96	0	0	0.75%	-3.7%
12/31/2019	0.98	0	0	1.25%	17.6%	12/31/2019	1.00	0	0	1.00%	18.2%	12/31/2019	0.99	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	16.5%	12/31/2023	$1.42	0	$0	0.25%	16.8%	12/31/2023	$1.44	0	$0	0.00%	17.1%
12/31/2022	1.20	0	0	0.50%	-11.6%	12/31/2022	1.22	0	0	0.25%	-11.3%	12/31/2022	1.23	0	0	0.00%	-11.1%
12/31/2021	1.36	0	0	0.50%	41.1%	12/31/2021	1.37	0	0	0.25%	41.4%	12/31/2021	1.39	0	0	0.00%	41.8%
12/31/2020	0.96	0	0	0.50%	-3.4%	12/31/2020	0.97	0	0	0.25%	-3.2%	12/31/2020	0.98	0	0	0.00%	-3.0%
12/31/2019	1.00	0	0	0.50%	18.5%	12/31/2019	1.00	0	0	0.25%	18.8%	12/31/2019	1.01	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	2.4%
2021	1.8%
2020	2.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$462,854	$422,156	23,073
Receivables: investments sold	469
Payables: investments purchased	-
Net assets	$463,323

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$463,323	289,268	$1.60
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$463,323	289,268

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,209)
Net investment income (loss)			(2,209)

Gain (loss) on investments:
Net realized gain (loss)			89
Realized gain distributions			13,780
Net change in unrealized appreciation (depreciation)			40,698
Net gain (loss)			54,567

Increase (decrease) in net assets from operations			$52,358

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,209)	$-
Net realized gain (loss)		89	-
Realized gain distributions		13,780	-
Net change in unrealized appreciation (depreciation)		40,698	-

Increase (decrease) in net assets from operations		52,358	-

Contract owner transactions:
Proceeds from units sold		423,086	-
Cost of units redeemed		(12,120)	-
Account charges		(1)	-
Increase (decrease)		410,965	-
Net increase (decrease)		463,323	-
Net assets, beginning		-	-
Net assets, ending		$463,323	$-

Units sold		297,932	-
Units redeemed		(8,664)	-
Net increase (decrease)		289,268	-
Units outstanding, beginning		-	-
Units outstanding, ending		289,268	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$423,086
Cost of units redeemed/account charges			(12,121)
Net investment income (loss)			(2,209)
Net realized gain (loss)			89
Realized gain distributions			13,780
Net change in unrealized appreciation (depreciation)			40,698
Net assets			$463,323
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	289	$463	1.25%	18.6%	12/31/2023	$1.62	0	$0	1.00%	18.9%	12/31/2023	$1.65	0	$0	0.75%	19.2%
12/31/2022	1.35	0	0	1.25%	-25.0%	12/31/2022	1.37	0	0	1.00%	-24.8%	12/31/2022	1.38	0	0	0.75%	-24.6%
12/31/2021	1.80	0	0	1.25%	9.9%	12/31/2021	1.82	0	0	1.00%	10.2%	12/31/2021	1.83	0	0	0.75%	10.4%
12/31/2020	1.64	0	0	1.25%	40.4%	12/31/2020	1.65	0	0	1.00%	40.8%	12/31/2020	1.66	0	0	0.75%	41.1%
12/31/2019	1.17	0	0	1.25%	35.4%	12/31/2019	1.17	0	0	1.00%	35.7%	12/31/2019	1.18	0	0	0.75%	36.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	19.5%	12/31/2023	$1.69	0	$0	0.25%	19.8%	12/31/2023	$1.72	0	$0	0.00%	20.1%
12/31/2022	1.40	0	0	0.50%	-24.4%	12/31/2022	1.41	0	0	0.25%	-24.3%	12/31/2022	1.43	0	0	0.00%	-24.1%
12/31/2021	1.85	0	0	0.50%	10.7%	12/31/2021	1.86	0	0	0.25%	11.0%	12/31/2021	1.88	0	0	0.00%	11.3%
12/31/2020	1.67	0	0	0.50%	41.5%	12/31/2020	1.68	0	0	0.25%	41.8%	12/31/2020	1.69	0	0	0.00%	42.2%
12/31/2019	1.18	0	0	0.50%	36.4%	12/31/2019	1.18	0	0	0.25%	36.7%	12/31/2019	1.19	0	0	0.00%	37.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,456	$14,172	730
Receivables: investments sold	-
Payables: investments purchased	(374)
Net assets	$15,082

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,082	9,286	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.67
Band 50	-	-	1.69
Band 25	-	-	1.72
Band 0	-	-	1.74
Total	$15,082	9,286

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(112)
Net investment income (loss)			(112)

Gain (loss) on investments:
Net realized gain (loss)			178
Realized gain distributions			447
Net change in unrealized appreciation (depreciation)			1,284
Net gain (loss)			1,909

Increase (decrease) in net assets from operations			$1,797

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(112)	$-
Net realized gain (loss)		178	-
Realized gain distributions		447	-
Net change in unrealized appreciation (depreciation)		1,284	-

Increase (decrease) in net assets from operations		1,797	-

Contract owner transactions:
Proceeds from units sold		15,831	-
Cost of units redeemed		(2,541)	-
Account charges		(5)	-
Increase (decrease)		13,285	-
Net increase (decrease)		15,082	-
Net assets, beginning		-	-
Net assets, ending		$15,082	$-

Units sold		10,901	-
Units redeemed		(1,615)	-
Net increase (decrease)		9,286	-
Units outstanding, beginning		-	-
Units outstanding, ending		9,286	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,831
Cost of units redeemed/account charges			(2,546)
Net investment income (loss)			(112)
Net realized gain (loss)			178
Realized gain distributions			447
Net change in unrealized appreciation (depreciation)			1,284
Net assets			$15,082
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	9	$15	1.25%	18.9%	12/31/2023	$1.65	0	$0	1.00%	19.2%	12/31/2023	$1.67	0	$0	0.75%	19.5%
12/31/2022	1.37	0	0	1.25%	-24.8%	12/31/2022	1.38	0	0	1.00%	-24.6%	12/31/2022	1.40	0	0	0.75%	-24.5%
12/31/2021	1.82	0	0	1.25%	10.2%	12/31/2021	1.83	0	0	1.00%	10.4%	12/31/2021	1.85	0	0	0.75%	10.7%
12/31/2020	1.65	0	0	1.25%	40.7%	12/31/2020	1.66	0	0	1.00%	41.1%	12/31/2020	1.67	0	0	0.75%	41.5%
12/31/2019	1.17	0	0	1.25%	35.7%	12/31/2019	1.18	0	0	1.00%	36.0%	12/31/2019	1.18	0	0	0.75%	36.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	0	$0	0.50%	19.8%	12/31/2023	$1.72	0	$0	0.25%	20.1%	12/31/2023	$1.74	0	$0	0.00%	20.4%
12/31/2022	1.41	0	0	0.50%	-24.3%	12/31/2022	1.43	0	0	0.25%	-24.1%	12/31/2022	1.45	0	0	0.00%	-23.9%
12/31/2021	1.87	0	0	0.50%	11.0%	12/31/2021	1.88	0	0	0.25%	11.3%	12/31/2021	1.90	0	0	0.00%	11.6%
12/31/2020	1.68	0	0	0.50%	41.8%	12/31/2020	1.69	0	0	0.25%	42.2%	12/31/2020	1.70	0	0	0.00%	42.5%
12/31/2019	1.19	0	0	0.50%	36.7%	12/31/2019	1.19	0	0	0.25%	37.1%	12/31/2019	1.19	0	0	0.00%	37.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R2 Class - 06-3FH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$66,859	$69,206	14,142
Receivables: investments sold	176
Payables: investments purchased	-
Net assets	$67,035

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,035	58,268	$1.15
Band 100	-	-	1.17
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$67,035	58,268

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,279
Mortality & expense charges			(845)
Net investment income (loss)			3,434

Gain (loss) on investments:
Net realized gain (loss)			(4,605)
Realized gain distributions			315
Net change in unrealized appreciation (depreciation)			6,878
Net gain (loss)			2,588

Increase (decrease) in net assets from operations			$6,022

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,434	$2,729
Net realized gain (loss)		(4,605)	(1,094)
Realized gain distributions		315	160
Net change in unrealized appreciation (depreciation)		6,878	(8,871)

Increase (decrease) in net assets from operations		6,022	(7,076)

Contract owner transactions:
Proceeds from units sold		25,950	41,102
Cost of units redeemed		(34,329)	(7,114)
Account charges		(339)	(111)
Increase (decrease)		(8,718)	33,877
Net increase (decrease)		(2,696)	26,801
Net assets, beginning		69,731	42,930
Net assets, ending		$67,035	$69,731

Units sold		23,816	37,770
Units redeemed		(32,300)	(6,794)
Net increase (decrease)		(8,484)	30,976
Units outstanding, beginning		66,752	35,776
Units outstanding, ending		58,268	66,752

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$131,001
Cost of units redeemed/account charges			(65,968)
Net investment income (loss)			8,626
Net realized gain (loss)			(5,269)
Realized gain distributions			992
Net change in unrealized appreciation (depreciation)			(2,347)
Net assets			$67,035
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	58	$67	1.25%	10.1%	12/31/2023	$1.17	0	$0	1.00%	10.4%	12/31/2023	$1.18	0	$0	0.75%	10.7%
12/31/2022	1.04	67	70	1.25%	-12.9%	12/31/2022	1.06	0	0	1.00%	-12.7%	12/31/2022	1.07	0	0	0.75%	-12.5%
12/31/2021	1.20	36	43	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.1%
12/31/2020	1.15	10	11	1.25%	3.7%	12/31/2020	1.15	0	0	1.00%	4.0%	12/31/2020	1.16	0	0	0.75%	4.2%
12/31/2019	1.11	12	14	1.25%	14.3%	12/31/2019	1.11	0	0	1.00%	14.5%	12/31/2019	1.11	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	11.0%	12/31/2023	$1.22	0	$0	0.25%	11.2%	12/31/2023	$1.23	0	$0	0.00%	11.5%
12/31/2022	1.08	0	0	0.50%	-12.3%	12/31/2022	1.09	0	0	0.25%	-12.1%	12/31/2022	1.11	0	0	0.00%	-11.9%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.24	0	0	0.25%	5.7%	12/31/2021	1.25	0	0	0.00%	5.9%
12/31/2020	1.17	0	0	0.50%	4.5%	12/31/2020	1.18	0	0	0.25%	4.7%	12/31/2020	1.18	0	0	0.00%	5.0%
12/31/2019	1.12	0	0	0.50%	15.1%	12/31/2019	1.12	0	0	0.25%	15.4%	12/31/2019	1.13	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.3%
2022	6.1%
2021	8.5%
2020	5.2%
2019	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM High-Yield Fund R4 Class - 06-3FJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$128,359	$130,210	27,218
Receivables: investments sold	656
Payables: investments purchased	-
Net assets	$129,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$129,015	110,558	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.20
Band 50	-	-	1.22
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$129,015	110,558

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,904
Mortality & expense charges			(1,119)
Net investment income (loss)			4,785

Gain (loss) on investments:
Net realized gain (loss)			(216)
Realized gain distributions			606
Net change in unrealized appreciation (depreciation)			5,080
Net gain (loss)			5,470

Increase (decrease) in net assets from operations			$10,255

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,785	$7,006
Net realized gain (loss)		(216)	(30,381)
Realized gain distributions		606	160
Net change in unrealized appreciation (depreciation)		5,080	(5,891)

Increase (decrease) in net assets from operations		10,255	(29,106)

Contract owner transactions:
Proceeds from units sold		51,928	205,507
Cost of units redeemed		(1,864)	(282,648)
Account charges		(205)	(71)
Increase (decrease)		49,859	(77,212)
Net increase (decrease)		60,114	(106,318)
Net assets, beginning		68,901	175,219
Net assets, ending		$129,015	$68,901

Units sold		47,317	321,788
Units redeemed		(1,949)	(401,283)
Net increase (decrease)		45,368	(79,495)
Units outstanding, beginning		65,190	144,685
Units outstanding, ending		110,558	65,190

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$460,502
Cost of units redeemed/account charges			(322,561)
Net investment income (loss)			19,044
Net realized gain (loss)			(29,220)
Realized gain distributions			3,101
Net change in unrealized appreciation (depreciation)			(1,851)
Net assets			$129,015
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	111	$129	1.25%	10.4%	12/31/2023	$1.18	0	$0	1.00%	10.7%	12/31/2023	$1.20	0	$0	0.75%	11.0%
12/31/2022	1.06	65	69	1.25%	-12.7%	12/31/2022	1.07	0	0	1.00%	-12.5%	12/31/2022	1.08	0	0	0.75%	-12.3%
12/31/2021	1.21	145	175	1.25%	4.9%	12/31/2021	1.22	0	0	1.00%	5.1%	12/31/2021	1.23	0	0	0.75%	5.4%
12/31/2020	1.15	79	91	1.25%	4.1%	12/31/2020	1.16	0	0	1.00%	4.4%	12/31/2020	1.17	0	0	0.75%	4.7%
12/31/2019	1.11	1	1	1.25%	14.4%	12/31/2019	1.11	0	0	1.00%	14.7%	12/31/2019	1.12	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	11.2%	12/31/2023	$1.23	0	$0	0.25%	11.5%	12/31/2023	$1.25	0	$0	0.00%	11.8%
12/31/2022	1.09	0	0	0.50%	-12.1%	12/31/2022	1.11	0	0	0.25%	-11.9%	12/31/2022	1.12	0	0	0.00%	-11.6%
12/31/2021	1.24	0	0	0.50%	5.7%	12/31/2021	1.25	0	0	0.25%	5.9%	12/31/2021	1.27	0	0	0.00%	6.2%
12/31/2020	1.18	0	0	0.50%	4.9%	12/31/2020	1.18	0	0	0.25%	5.2%	12/31/2020	1.19	0	0	0.00%	5.5%
12/31/2019	1.12	0	0	0.50%	15.2%	12/31/2019	1.13	0	0	0.25%	15.5%	12/31/2019	1.13	0	0	0.00%	15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.0%
2022	7.3%
2021	6.1%
2020	2.9%
2019	5.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R2 Class - 06-3FK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$250,639	$291,537	20,782
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$250,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$250,642	248,919	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$250,642	248,919

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,386
Mortality & expense charges			(3,587)
Net investment income (loss)			8,799

Gain (loss) on investments:
Net realized gain (loss)			(16,133)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			21,982
Net gain (loss)			5,849

Increase (decrease) in net assets from operations			$14,648

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,799	$5,536
Net realized gain (loss)		(16,133)	(2,563)
Realized gain distributions		-	3,507
Net change in unrealized appreciation (depreciation)		21,982	(60,432)

Increase (decrease) in net assets from operations		14,648	(53,952)

Contract owner transactions:
Proceeds from units sold		20,112	20,640
Cost of units redeemed		(64,507)	(23,389)
Account charges		(55)	(82)
Increase (decrease)		(44,450)	(2,831)
Net increase (decrease)		(29,802)	(56,783)
Net assets, beginning		280,444	337,227
Net assets, ending		$250,642	$280,444

Units sold		20,799	20,620
Units redeemed		(66,899)	(22,338)
Net increase (decrease)		(46,100)	(1,718)
Units outstanding, beginning		295,019	296,737
Units outstanding, ending		248,919	295,019

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$703,288
Cost of units redeemed/account charges			(435,467)
Net investment income (loss)			23,920
Net realized gain (loss)			(12,199)
Realized gain distributions			11,998
Net change in unrealized appreciation (depreciation)			(40,898)
Net assets			$250,642
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	249	$251	1.25%	5.9%	12/31/2023	$1.02	0	$0	1.00%	6.2%	12/31/2023	$1.04	0	$0	0.75%	6.5%
12/31/2022	0.95	295	280	1.25%	-16.4%	12/31/2022	0.96	0	0	1.00%	-16.1%	12/31/2022	0.97	0	0	0.75%	-15.9%
12/31/2021	1.14	297	337	1.25%	-2.9%	12/31/2021	1.15	0	0	1.00%	-2.6%	12/31/2021	1.16	0	0	0.75%	-2.4%
12/31/2020	1.17	190	222	1.25%	6.3%	12/31/2020	1.18	0	0	1.00%	6.6%	12/31/2020	1.18	0	0	0.75%	6.8%
12/31/2019	1.10	20	22	1.25%	9.1%	12/31/2019	1.10	0	0	1.00%	9.4%	12/31/2019	1.11	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	6.7%	12/31/2023	$1.06	0	$0	0.25%	7.0%	12/31/2023	$1.08	0	$0	0.00%	7.3%
12/31/2022	0.98	0	0	0.50%	-15.7%	12/31/2022	0.99	0	0	0.25%	-15.5%	12/31/2022	1.01	0	0	0.00%	-15.3%
12/31/2021	1.17	0	0	0.50%	-2.1%	12/31/2021	1.18	0	0	0.25%	-1.9%	12/31/2021	1.19	0	0	0.00%	-1.6%
12/31/2020	1.19	0	0	0.50%	7.1%	12/31/2020	1.20	0	0	0.25%	7.4%	12/31/2020	1.21	0	0	0.00%	7.7%
12/31/2019	1.11	0	0	0.50%	10.0%	12/31/2019	1.12	0	0	0.25%	10.2%	12/31/2019	1.12	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.7%
2022	3.0%
2021	2.5%
2020	1.9%
2019	6.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Total Return Bond Fund R4 Class - 06-3FM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$569,152	$662,363	47,272
Receivables: investments sold	950
Payables: investments purchased	-
Net assets	$570,102

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$570,102	558,404	$1.02
Band 100	-	-	1.04
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$570,102	558,404

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24,184
Mortality & expense charges			(6,578)
Net investment income (loss)			17,606

Gain (loss) on investments:
Net realized gain (loss)			(8,880)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,405
Net gain (loss)			15,525

Increase (decrease) in net assets from operations			$33,131

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,606	$16,856
Net realized gain (loss)		(8,880)	(182,295)
Realized gain distributions		-	6,409
Net change in unrealized appreciation (depreciation)		24,405	(68,419)

Increase (decrease) in net assets from operations		33,131	(227,449)

Contract owner transactions:
Proceeds from units sold		63,217	95,616
Cost of units redeemed		(38,327)	(1,200,944)
Account charges		(161)	(396)
Increase (decrease)		24,729	(1,105,724)
Net increase (decrease)		57,860	(1,333,173)
Net assets, beginning		512,242	1,845,415
Net assets, ending		$570,102	$512,242

Units sold		64,878	122,131
Units redeemed		(39,258)	(1,198,896)
Net increase (decrease)		25,620	(1,076,765)
Units outstanding, beginning		532,784	1,609,549
Units outstanding, ending		558,404	532,784

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,654,851
Cost of units redeemed/account charges			(2,901,316)
Net investment income (loss)			96,448
Net realized gain (loss)			(237,148)
Realized gain distributions			50,478
Net change in unrealized appreciation (depreciation)			(93,211)
Net assets			$570,102
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	558	$570	1.25%	6.2%	12/31/2023	$1.04	0	$0	1.00%	6.5%	12/31/2023	$1.05	0	$0	0.75%	6.7%
12/31/2022	0.96	533	512	1.25%	-16.1%	12/31/2022	0.97	0	0	1.00%	-15.9%	12/31/2022	0.98	0	0	0.75%	-15.7%
12/31/2021	1.15	1,610	1,845	1.25%	-2.6%	12/31/2021	1.16	0	0	1.00%	-2.4%	12/31/2021	1.17	0	0	0.75%	-2.1%
12/31/2020	1.18	2,034	2,395	1.25%	6.5%	12/31/2020	1.18	0	0	1.00%	6.8%	12/31/2020	1.19	0	0	0.75%	7.0%
12/31/2019	1.11	1,033	1,142	1.25%	9.5%	12/31/2019	1.11	0	0	1.00%	9.8%	12/31/2019	1.11	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	7.0%	12/31/2023	$1.08	0	$0	0.25%	7.3%	12/31/2023	$1.09	0	$0	0.00%	7.5%
12/31/2022	0.99	0	0	0.50%	-15.5%	12/31/2022	1.01	0	0	0.25%	-15.3%	12/31/2022	1.02	0	0	0.00%	-15.1%
12/31/2021	1.18	0	0	0.50%	-1.9%	12/31/2021	1.19	0	0	0.25%	-1.6%	12/31/2021	1.20	0	0	0.00%	-1.4%
12/31/2020	1.20	0	0	0.50%	7.3%	12/31/2020	1.21	0	0	0.25%	7.6%	12/31/2020	1.22	0	0	0.00%	7.8%
12/31/2019	1.12	0	0	0.50%	10.3%	12/31/2019	1.12	0	0	0.25%	10.6%	12/31/2019	1.13	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	2.4%
2021	2.5%
2020	2.5%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R2 Class - 06-3FN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,577	$32,455	1,519
Receivables: investments sold	-
Payables: investments purchased	(1,478)
Net assets	$29,099

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$29,099	26,730	$1.09
Band 100	-	-	1.10
Band 75	-	-	1.12
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$29,099	26,730

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$551
Mortality & expense charges			(315)
Net investment income (loss)			236

Gain (loss) on investments:
Net realized gain (loss)			(494)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,824
Net gain (loss)			2,330

Increase (decrease) in net assets from operations			$2,566

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$236	$97
Net realized gain (loss)		(494)	66
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,824	(6,366)

Increase (decrease) in net assets from operations		2,566	(6,203)

Contract owner transactions:
Proceeds from units sold		8,889	8,602
Cost of units redeemed		(3,761)	(2,041)
Account charges		(23)	(12)
Increase (decrease)		5,105	6,549
Net increase (decrease)		7,671	346
Net assets, beginning		21,428	21,082
Net assets, ending		$29,099	$21,428

Units sold		8,890	8,094
Units redeemed		(3,718)	(1,836)
Net increase (decrease)		5,172	6,258
Units outstanding, beginning		21,558	15,300
Units outstanding, ending		26,730	21,558

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$43,788
Cost of units redeemed/account charges			(17,775)
Net investment income (loss)			673
Net realized gain (loss)			1,509
Realized gain distributions			2,782
Net change in unrealized appreciation (depreciation)			(1,878)
Net assets			$29,099
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	27	$29	1.25%	9.5%	12/31/2023	$1.10	0	$0	1.00%	9.8%	12/31/2023	$1.12	0	$0	0.75%	10.1%
12/31/2022	0.99	22	21	1.25%	-27.9%	12/31/2022	1.01	0	0	1.00%	-27.7%	12/31/2022	1.02	0	0	0.75%	-27.5%
12/31/2021	1.38	15	21	1.25%	25.9%	12/31/2021	1.39	0	0	1.00%	26.2%	12/31/2021	1.40	0	0	0.75%	26.5%
12/31/2020	1.09	17	19	1.25%	-5.9%	12/31/2020	1.10	0	0	1.00%	-5.7%	12/31/2020	1.11	0	0	0.75%	-5.5%
12/31/2019	1.16	0	0	1.25%	22.7%	12/31/2019	1.17	0	0	1.00%	23.1%	12/31/2019	1.17	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	0.50%	10.3%	12/31/2023	$1.15	0	$0	0.25%	10.6%	12/31/2023	$1.17	0	$0	0.00%	10.9%
12/31/2022	1.03	0	0	0.50%	-27.3%	12/31/2022	1.04	0	0	0.25%	-27.1%	12/31/2022	1.05	0	0	0.00%	-27.0%
12/31/2021	1.41	0	0	0.50%	26.8%	12/31/2021	1.43	0	0	0.25%	27.1%	12/31/2021	1.44	0	0	0.00%	27.4%
12/31/2020	1.12	0	0	0.50%	-5.2%	12/31/2020	1.12	0	0	0.25%	-5.0%	12/31/2020	1.13	0	0	0.00%	-4.8%
12/31/2019	1.18	0	0	0.50%	23.7%	12/31/2019	1.18	0	0	0.25%	24.0%	12/31/2019	1.19	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.6%
2021	2.7%
2020	1.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund R4 Class - 06-3FP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$385,049	$418,422	20,124
Receivables: investments sold	338
Payables: investments purchased	-
Net assets	$385,387

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$385,387	349,299	$1.10
Band 100	-	-	1.12
Band 75	-	-	1.13
Band 50	-	-	1.15
Band 25	-	-	1.17
Band 0	-	-	1.18
Total	$385,387	349,299

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,513
Mortality & expense charges			(4,544)
Net investment income (loss)			3,969

Gain (loss) on investments:
Net realized gain (loss)			(36,577)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			54,217
Net gain (loss)			17,640

Increase (decrease) in net assets from operations			$21,609

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,969	$2,152
Net realized gain (loss)		(36,577)	(2,602)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		54,217	(99,883)

Increase (decrease) in net assets from operations		21,609	(100,333)

Contract owner transactions:
Proceeds from units sold		141,103	95,883
Cost of units redeemed		(95,396)	(14,374)
Account charges		(5)	-
Increase (decrease)		45,702	81,509
Net increase (decrease)		67,311	(18,824)
Net assets, beginning		318,076	336,900
Net assets, ending		$385,387	$318,076

Units sold		134,464	87,077
Units redeemed		(101,514)	(13,009)
Net increase (decrease)		32,950	74,068
Units outstanding, beginning		316,349	242,281
Units outstanding, ending		349,299	316,349

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$822,756
Cost of units redeemed/account charges			(486,506)
Net investment income (loss)			33,193
Net realized gain (loss)			(33,125)
Realized gain distributions			82,442
Net change in unrealized appreciation (depreciation)			(33,373)
Net assets			$385,387
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	349	$385	1.25%	9.7%	12/31/2023	$1.12	0	$0	1.00%	10.0%	12/31/2023	$1.13	0	$0	0.75%	10.3%
12/31/2022	1.01	316	318	1.25%	-27.7%	12/31/2022	1.02	0	0	1.00%	-27.5%	12/31/2022	1.03	0	0	0.75%	-27.3%
12/31/2021	1.39	242	337	1.25%	26.2%	12/31/2021	1.40	0	0	1.00%	26.5%	12/31/2021	1.42	0	0	0.75%	26.8%
12/31/2020	1.10	343	378	1.25%	-5.7%	12/31/2020	1.11	0	0	1.00%	-5.5%	12/31/2020	1.12	0	0	0.75%	-5.2%
12/31/2019	1.17	409	478	1.25%	23.1%	12/31/2019	1.17	0	0	1.00%	23.4%	12/31/2019	1.18	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	10.6%	12/31/2023	$1.17	0	$0	0.25%	10.8%	12/31/2023	$1.18	0	$0	0.00%	11.1%
12/31/2022	1.04	0	0	0.50%	-27.1%	12/31/2022	1.05	0	0	0.25%	-27.0%	12/31/2022	1.06	0	0	0.00%	-26.8%
12/31/2021	1.43	0	0	0.50%	27.2%	12/31/2021	1.44	0	0	0.25%	27.5%	12/31/2021	1.45	0	0	0.00%	27.8%
12/31/2020	1.12	0	0	0.50%	-5.0%	12/31/2020	1.13	0	0	0.25%	-4.8%	12/31/2020	1.14	0	0	0.00%	-4.5%
12/31/2019	1.18	0	0	0.50%	24.0%	12/31/2019	1.19	0	0	0.25%	24.3%	12/31/2019	1.19	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.8%
2021	2.5%
2020	1.5%
2019	5.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R2 Class - 06-3FR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,277	$1,227	60
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,277

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,277	910	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$1,277	910

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3
Mortality & expense charges			(25)
Net investment income (loss)			(22)

Gain (loss) on investments:
Net realized gain (loss)			(29)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			279
Net gain (loss)			250

Increase (decrease) in net assets from operations			$228

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(22)	$(10)
Net realized gain (loss)		(29)	-
Realized gain distributions		-	80
Net change in unrealized appreciation (depreciation)		279	(229)

Increase (decrease) in net assets from operations		228	(159)

Contract owner transactions:
Proceeds from units sold		565	2,474
Cost of units redeemed		(1,831)	-
Account charges		-	-
Increase (decrease)		(1,266)	2,474
Net increase (decrease)		(1,038)	2,315
Net assets, beginning		2,315	-
Net assets, ending		$1,277	$2,315

Units sold		425	1,815
Units redeemed		(1,330)	-
Net increase (decrease)		(905)	1,815
Units outstanding, beginning		1,815	-
Units outstanding, ending		910	1,815

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,039
Cost of units redeemed/account charges			(1,831)
Net investment income (loss)			(32)
Net realized gain (loss)			(29)
Realized gain distributions			80
Net change in unrealized appreciation (depreciation)			50
Net assets			$1,277
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	1	$1	1.25%	10.1%	12/31/2023	$1.42	0	$0	1.00%	10.4%	12/31/2023	$1.44	0	$0	0.75%	10.6%
12/31/2022	1.28	2	2	1.25%	-19.9%	12/31/2022	1.29	0	0	1.00%	-19.7%	12/31/2022	1.30	0	0	0.75%	-19.5%
12/31/2021	1.59	0	0	1.25%	27.3%	12/31/2021	1.61	0	0	1.00%	27.6%	12/31/2021	1.62	0	0	0.75%	27.9%
12/31/2020	1.25	0	0	1.25%	25.6%	12/31/2020	1.26	0	0	1.00%	25.9%	12/31/2020	1.27	0	0	0.75%	26.2%
12/31/2019	1.00	0	0	1.25%	26.7%	12/31/2019	1.00	0	0	1.00%	27.0%	12/31/2019	1.00	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	10.9%	12/31/2023	$1.48	0	$0	0.25%	11.2%	12/31/2023	$1.50	0	$0	0.00%	11.5%
12/31/2022	1.32	0	0	0.50%	-19.3%	12/31/2022	1.33	0	0	0.25%	-19.1%	12/31/2022	1.35	0	0	0.00%	-18.9%
12/31/2021	1.64	0	0	0.50%	28.3%	12/31/2021	1.65	0	0	0.25%	28.6%	12/31/2021	1.66	0	0	0.00%	28.9%
12/31/2020	1.28	0	0	0.50%	26.5%	12/31/2020	1.28	0	0	0.25%	26.8%	12/31/2020	1.29	0	0	0.00%	27.1%
12/31/2019	1.01	0	0	0.50%	27.7%	12/31/2019	1.01	0	0	0.25%	28.0%	12/31/2019	1.02	0	0	0.00%	28.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid-Cap Value Fund R2 Class - 06-3FT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.17
Band 50	-	-	1.19
Band 25	-	-	1.21
Band 0	-	-	1.22
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	1.25%	9.9%	12/31/2023	$1.16	0	$0	1.00%	10.2%	12/31/2023	$1.17	0	$0	0.75%	10.5%
12/31/2022	1.04	0	0	1.25%	-10.7%	12/31/2022	1.05	0	0	1.00%	-10.5%	12/31/2022	1.06	0	0	0.75%	-10.3%
12/31/2021	1.16	0	0	1.25%	32.5%	12/31/2021	1.17	0	0	1.00%	32.8%	12/31/2021	1.18	0	0	0.75%	33.2%
12/31/2020	0.88	0	0	1.25%	-7.8%	12/31/2020	0.88	0	0	1.00%	-7.5%	12/31/2020	0.89	0	0	0.75%	-7.3%
12/31/2019	0.95	0	0	1.25%	18.1%	12/31/2019	0.96	0	0	1.00%	18.4%	12/31/2019	0.96	0	0	0.75%	18.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	0.50%	10.7%	12/31/2023	$1.21	0	$0	0.25%	11.0%	12/31/2023	$1.22	0	$0	0.00%	11.3%
12/31/2022	1.07	0	0	0.50%	-10.0%	12/31/2022	1.09	0	0	0.25%	-9.8%	12/31/2022	1.10	0	0	0.00%	-9.6%
12/31/2021	1.19	0	0	0.50%	33.5%	12/31/2021	1.20	0	0	0.25%	33.8%	12/31/2021	1.22	0	0	0.00%	34.2%
12/31/2020	0.89	0	0	0.50%	-7.1%	12/31/2020	0.90	0	0	0.25%	-6.9%	12/31/2020	0.91	0	0	0.00%	-6.6%
12/31/2019	0.96	0	0	0.50%	19.0%	12/31/2019	0.97	0	0	0.25%	19.3%	12/31/2019	0.97	0	0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM QMA Mid-Cap Value Fund R4 Class - 06-3FV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.16
Band 100	-	-	1.17
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	1.25%	10.1%	12/31/2023	$1.17	0	$0	1.00%	10.4%	12/31/2023	$1.19	0	$0	0.75%	10.7%
12/31/2022	1.05	0	0	1.25%	-10.5%	12/31/2022	1.06	0	0	1.00%	-10.2%	12/31/2022	1.07	0	0	0.75%	-10.0%
12/31/2021	1.17	0	0	1.25%	32.9%	12/31/2021	1.18	0	0	1.00%	33.2%	12/31/2021	1.19	0	0	0.75%	33.5%
12/31/2020	0.88	0	0	1.25%	-7.6%	12/31/2020	0.89	0	0	1.00%	-7.3%	12/31/2020	0.89	0	0	0.75%	-7.1%
12/31/2019	0.95	0	0	1.25%	18.4%	12/31/2019	0.96	0	0	1.00%	18.7%	12/31/2019	0.96	0	0	0.75%	19.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	10.9%	12/31/2023	$1.22	0	$0	0.25%	11.2%	12/31/2023	$1.24	0	$0	0.00%	11.5%
12/31/2022	1.09	0	0	0.50%	-9.8%	12/31/2022	1.10	0	0	0.25%	-9.6%	12/31/2022	1.11	0	0	0.00%	-9.3%
12/31/2021	1.20	0	0	0.50%	33.9%	12/31/2021	1.21	0	0	0.25%	34.2%	12/31/2021	1.23	0	0	0.00%	34.5%
12/31/2020	0.90	0	0	0.50%	-6.9%	12/31/2020	0.91	0	0	0.25%	-6.6%	12/31/2020	0.91	0	0	0.00%	-6.4%
12/31/2019	0.97	0	0	0.50%	19.3%	12/31/2019	0.97	0	0	0.25%	19.6%	12/31/2019	0.97	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Small Company Fund R4 Class - 06-3FW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,541	$25,784	1,321
Receivables: investments sold	-
Payables: investments purchased	(114)
Net assets	$28,427

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,427	19,949	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$28,427	19,949

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$122
Mortality & expense charges			(220)
Net investment income (loss)			(98)

Gain (loss) on investments:
Net realized gain (loss)			51
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,909
Net gain (loss)			2,960

Increase (decrease) in net assets from operations			$2,862

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(98)	$(12)
Net realized gain (loss)		51	-
Realized gain distributions		-	355
Net change in unrealized appreciation (depreciation)		2,909	(152)

Increase (decrease) in net assets from operations		2,862	191

Contract owner transactions:
Proceeds from units sold		15,695	11,033
Cost of units redeemed		(1,141)	-
Account charges		(199)	(14)
Increase (decrease)		14,355	11,019
Net increase (decrease)		17,217	11,210
Net assets, beginning		11,210	-
Net assets, ending		$28,427	$11,210

Units sold		12,233	8,692
Units redeemed		(966)	(10)
Net increase (decrease)		11,267	8,682
Units outstanding, beginning		8,682	-
Units outstanding, ending		19,949	8,682

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$26,728
Cost of units redeemed/account charges			(1,354)
Net investment income (loss)			(110)
Net realized gain (loss)			51
Realized gain distributions			355
Net change in unrealized appreciation (depreciation)			2,757
Net assets			$28,427
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	20	$28	1.25%	10.4%	12/31/2023	$1.44	0	$0	1.00%	10.6%	12/31/2023	$1.46	0	$0	0.75%	10.9%
12/31/2022	1.29	9	11	1.25%	-19.8%	12/31/2022	1.31	0	0	1.00%	-19.6%	12/31/2022	1.32	0	0	0.75%	-19.4%
12/31/2021	1.61	0	0	1.25%	27.6%	12/31/2021	1.62	0	0	1.00%	27.9%	12/31/2021	1.64	0	0	0.75%	28.3%
12/31/2020	1.26	0	0	1.25%	25.8%	12/31/2020	1.27	0	0	1.00%	26.1%	12/31/2020	1.28	0	0	0.75%	26.5%
12/31/2019	1.00	0	0	1.25%	27.1%	12/31/2019	1.01	0	0	1.00%	27.4%	12/31/2019	1.01	0	0	0.75%	27.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	11.2%	12/31/2023	$1.51	0	$0	0.25%	11.5%	12/31/2023	$1.53	0	$0	0.00%	11.7%
12/31/2022	1.34	0	0	0.50%	-19.1%	12/31/2022	1.35	0	0	0.25%	-18.9%	12/31/2022	1.37	0	0	0.00%	-18.7%
12/31/2021	1.65	0	0	0.50%	28.6%	12/31/2021	1.67	0	0	0.25%	28.9%	12/31/2021	1.68	0	0	0.00%	29.2%
12/31/2020	1.28	0	0	0.50%	26.8%	12/31/2020	1.29	0	0	0.25%	27.1%	12/31/2020	1.30	0	0	0.00%	27.4%
12/31/2019	1.01	0	0	0.50%	28.0%	12/31/2019	1.02	0	0	0.25%	28.4%	12/31/2019	1.02	0	0	0.00%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.1%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Total Return Fund R6 Class - 06-3XW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,443,061	$20,416,712	3,304,860
Receivables: investments sold	6,754
Payables: investments purchased	-
Net assets	$17,449,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,449,815	19,497,196	$0.89
Band 100	-	-	0.91
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.94
Band 0	-	-	0.95
Total	$17,449,815	19,497,196

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$659,898
Mortality & expense charges			(196,431)
Net investment income (loss)			463,467

Gain (loss) on investments:
Net realized gain (loss)			(409,028)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,233,840
Net gain (loss)			824,812

Increase (decrease) in net assets from operations			$1,288,279

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$463,467	$440,226
Net realized gain (loss)		(409,028)	(1,420,427)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,233,840	(3,715,415)

Increase (decrease) in net assets from operations		1,288,279	(4,695,616)

Contract owner transactions:
Proceeds from units sold		11,200,743	10,783,814
Cost of units redeemed		(9,692,739)	(12,885,194)
Account charges		(49,365)	(60,629)
Increase (decrease)		1,458,639	(2,162,009)
Net increase (decrease)		2,746,918	(6,857,625)
Net assets, beginning		14,702,897	21,560,522
Net assets, ending		$17,449,815	$14,702,897

Units sold		13,385,758	12,375,530
Units redeemed		(11,684,651)	(14,727,371)
Net increase (decrease)		1,701,107	(2,351,841)
Units outstanding, beginning		17,796,089	20,147,930
Units outstanding, ending		19,497,196	17,796,089

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$45,830,679
Cost of units redeemed/account charges			(24,687,899)
Net investment income (loss)			1,052,133
Net realized gain (loss)			(1,861,094)
Realized gain distributions			89,647
Net change in unrealized appreciation (depreciation)			(2,973,651)
Net assets			$17,449,815
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.89	19,497	$17,450	1.25%	8.3%	12/31/2023	$0.91	0	$0	1.00%	8.6%	12/31/2023	$0.92	0	$0	0.75%	8.9%
12/31/2022	0.83	17,796	14,703	1.25%	-22.8%	12/31/2022	0.83	0	0	1.00%	-22.6%	12/31/2022	0.84	0	0	0.75%	-22.4%
12/31/2021	1.07	20,148	21,561	1.25%	-6.9%	12/31/2021	1.08	0	0	1.00%	-6.7%	12/31/2021	1.08	0	0	0.75%	-6.4%
12/31/2020	1.15	1,070	1,230	1.25%	8.7%	12/31/2020	1.15	0	0	1.00%	9.0%	12/31/2020	1.16	0	0	0.75%	9.2%
12/31/2019	1.06	0	0	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	5.9%	12/31/2019	1.06	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	0.50%	9.1%	12/31/2023	$0.94	0	$0	0.25%	9.4%	12/31/2023	$0.95	0	$0	0.00%	9.7%
12/31/2022	0.85	0	0	0.50%	-22.2%	12/31/2022	0.86	0	0	0.25%	-22.0%	12/31/2022	0.86	0	0	0.00%	-21.8%
12/31/2021	1.09	0	0	0.50%	-6.2%	12/31/2021	1.10	0	0	0.25%	-6.0%	12/31/2021	1.11	0	0	0.00%	-5.7%
12/31/2020	1.16	0	0	0.50%	9.5%	12/31/2020	1.17	0	0	0.25%	9.8%	12/31/2020	1.17	0	0	0.00%	10.1%
12/31/2019	1.06	0	0	0.50%	6.2%	12/31/2019	1.06	0	0	0.25%	6.4%	12/31/2019	1.07	0	0	0.00%	6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	3.6%
2021	2.1%
2020	1.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One Income Fund R6 Class - 06-44G

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,639	$11,544	1,068
Receivables: investments sold	3
Payables: investments purchased	-
Net assets	$10,642

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,642	9,483	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$10,642	9,483

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$352
Mortality & expense charges			(126)
Net investment income (loss)			226

Gain (loss) on investments:
Net realized gain (loss)			(14)
Realized gain distributions			31
Net change in unrealized appreciation (depreciation)			516
Net gain (loss)			533

Increase (decrease) in net assets from operations			$759

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$226	$366
Net realized gain (loss)		(14)	(4)
Realized gain distributions		31	245
Net change in unrealized appreciation (depreciation)		516	(2,038)

Increase (decrease) in net assets from operations		759	(1,431)

Contract owner transactions:
Proceeds from units sold		23	53
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		23	53
Net increase (decrease)		782	(1,378)
Net assets, beginning		9,860	11,238
Net assets, ending		$10,642	$9,860

Units sold		22	49
Units redeemed		-	-
Net increase (decrease)		22	49
Units outstanding, beginning		9,461	9,412
Units outstanding, ending		9,483	9,461

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,882
Cost of units redeemed/account charges			-
Net investment income (loss)			1,160
Net realized gain (loss)			(6)
Realized gain distributions			511
Net change in unrealized appreciation (depreciation)			(905)
Net assets			$10,642
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	9	$11	1.25%	7.7%	12/31/2023	$1.13	0	$0	1.00%	7.9%	12/31/2023	$1.15	0	$0	0.75%	8.2%
12/31/2022	1.04	9	10	1.25%	-12.7%	12/31/2022	1.05	0	0	1.00%	-12.5%	12/31/2022	1.06	0	0	0.75%	-12.3%
12/31/2021	1.19	9	11	1.25%	8.1%	12/31/2021	1.20	0	0	1.00%	8.3%	12/31/2021	1.21	0	0	0.75%	8.6%
12/31/2020	1.10	9	10	1.25%	7.0%	12/31/2020	1.11	0	0	1.00%	7.3%	12/31/2020	1.11	0	0	0.75%	7.6%
12/31/2019	1.03	8	8	1.25%	3.2%	12/31/2019	1.03	0	0	1.00%	3.3%	12/31/2019	1.03	0	0	0.75%	3.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	0.50%	8.5%	12/31/2023	$1.17	0	$0	0.25%	8.8%	12/31/2023	$1.19	0	$0	0.00%	9.0%
12/31/2022	1.07	0	0	0.50%	-12.1%	12/31/2022	1.08	0	0	0.25%	-11.8%	12/31/2022	1.09	0	0	0.00%	-11.6%
12/31/2021	1.22	0	0	0.50%	8.9%	12/31/2021	1.22	0	0	0.25%	9.1%	12/31/2021	1.23	0	0	0.00%	9.4%
12/31/2020	1.12	0	0	0.50%	7.8%	12/31/2020	1.12	0	0	0.25%	8.1%	12/31/2020	1.12	0	0	0.00%	8.4%
12/31/2019	1.04	0	0	0.50%	3.6%	12/31/2019	1.04	0	0	0.25%	3.7%	12/31/2019	1.04	0	0	0.00%	3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.4%
2022	4.7%
2021	6.2%
2020	1.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2045 Fund R6 Class - 06-44T

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$312,116	$313,162	26,300
Receivables: investments sold	70
Payables: investments purchased	-
Net assets	$312,186

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$312,186	232,722	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$312,186	232,722

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,941
Mortality & expense charges			(3,316)
Net investment income (loss)			3,625

Gain (loss) on investments:
Net realized gain (loss)			(3,375)
Realized gain distributions			4,697
Net change in unrealized appreciation (depreciation)			35,203
Net gain (loss)			36,525

Increase (decrease) in net assets from operations			$40,150

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,625	$2,745
Net realized gain (loss)		(3,375)	(596)
Realized gain distributions		4,697	11,443
Net change in unrealized appreciation (depreciation)		35,203	(50,237)

Increase (decrease) in net assets from operations		40,150	(36,645)

Contract owner transactions:
Proceeds from units sold		70,733	74,887
Cost of units redeemed		(32,772)	(13,550)
Account charges		(278)	(198)
Increase (decrease)		37,683	61,139
Net increase (decrease)		77,833	24,494
Net assets, beginning		234,353	209,859
Net assets, ending		$312,186	$234,353

Units sold		65,264	61,336
Units redeemed		(34,815)	(11,290)
Net increase (decrease)		30,449	50,046
Units outstanding, beginning		202,273	152,227
Units outstanding, ending		232,722	202,273

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$354,387
Cost of units redeemed/account charges			(92,247)
Net investment income (loss)			18,461
Net realized gain (loss)			2,763
Realized gain distributions			29,868
Net change in unrealized appreciation (depreciation)			(1,046)
Net assets			$312,186
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	233	$312	1.25%	15.8%	12/31/2023	$1.36	0	$0	1.00%	16.1%	12/31/2023	$1.37	0	$0	0.75%	16.4%
12/31/2022	1.16	202	234	1.25%	-16.0%	12/31/2022	1.17	0	0	1.00%	-15.7%	12/31/2022	1.18	0	0	0.75%	-15.5%
12/31/2021	1.38	152	210	1.25%	17.6%	12/31/2021	1.39	0	0	1.00%	17.9%	12/31/2021	1.40	0	0	0.75%	18.2%
12/31/2020	1.17	138	161	1.25%	10.2%	12/31/2020	1.18	0	0	1.00%	10.5%	12/31/2020	1.18	0	0	0.75%	10.8%
12/31/2019	1.06	107	114	1.25%	6.4%	12/31/2019	1.06	0	0	1.00%	6.5%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	16.7%	12/31/2023	$1.40	0	$0	0.25%	16.9%	12/31/2023	$1.42	0	$0	0.00%	17.2%
12/31/2022	1.19	0	0	0.50%	-15.3%	12/31/2022	1.20	0	0	0.25%	-15.1%	12/31/2022	1.21	0	0	0.00%	-14.9%
12/31/2021	1.40	0	0	0.50%	18.5%	12/31/2021	1.41	0	0	0.25%	18.8%	12/31/2021	1.42	0	0	0.00%	19.1%
12/31/2020	1.18	0	0	0.50%	11.0%	12/31/2020	1.19	0	0	0.25%	11.3%	12/31/2020	1.19	0	0	0.00%	11.6%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.8%	12/31/2019	1.07	0	0	0.00%	7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.4%
2021	7.4%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2055 Fund R6 Class - 06-44W

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$119,206	$124,509	11,050
Receivables: investments sold	27
Payables: investments purchased	-
Net assets	$119,233

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$119,233	87,479	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$119,233	87,479

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,987
Mortality & expense charges			(1,367)
Net investment income (loss)			2,620

Gain (loss) on investments:
Net realized gain (loss)			(2,380)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,274
Net gain (loss)			13,894

Increase (decrease) in net assets from operations			$16,514

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,620	$(1,153)
Net realized gain (loss)		(2,380)	(768)
Realized gain distributions		-	4,781
Net change in unrealized appreciation (depreciation)		16,274	(19,324)

Increase (decrease) in net assets from operations		16,514	(16,464)

Contract owner transactions:
Proceeds from units sold		19,360	18,852
Cost of units redeemed		(12,477)	(2,447)
Account charges		(105)	(92)
Increase (decrease)		6,778	16,313
Net increase (decrease)		23,292	(151)
Net assets, beginning		95,941	96,092
Net assets, ending		$119,233	$95,941

Units sold		15,446	15,525
Units redeemed		(10,374)	(2,202)
Net increase (decrease)		5,072	13,323
Units outstanding, beginning		82,407	69,084
Units outstanding, ending		87,479	82,407

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$140,586
Cost of units redeemed/account charges			(44,837)
Net investment income (loss)			6,950
Net realized gain (loss)			(504)
Realized gain distributions			22,341
Net change in unrealized appreciation (depreciation)			(5,303)
Net assets			$119,233
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	87	$119	1.25%	17.1%	12/31/2023	$1.38	0	$0	1.00%	17.4%	12/31/2023	$1.39	0	$0	0.75%	17.7%
12/31/2022	1.16	82	96	1.25%	-16.3%	12/31/2022	1.17	0	0	1.00%	-16.1%	12/31/2022	1.18	0	0	0.75%	-15.9%
12/31/2021	1.39	69	96	1.25%	18.3%	12/31/2021	1.40	0	0	1.00%	18.6%	12/31/2021	1.41	0	0	0.75%	18.9%
12/31/2020	1.18	70	82	1.25%	10.4%	12/31/2020	1.18	0	0	1.00%	10.6%	12/31/2020	1.18	0	0	0.75%	10.9%
12/31/2019	1.07	70	74	1.25%	6.6%	12/31/2019	1.07	0	0	1.00%	6.7%	12/31/2019	1.07	0	0	0.75%	6.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	18.0%	12/31/2023	$1.42	0	$0	0.25%	18.2%	12/31/2023	$1.44	0	$0	0.00%	18.5%
12/31/2022	1.19	0	0	0.50%	-15.7%	12/31/2022	1.20	0	0	0.25%	-15.5%	12/31/2022	1.22	0	0	0.00%	-15.2%
12/31/2021	1.42	0	0	0.50%	19.2%	12/31/2021	1.43	0	0	0.25%	19.5%	12/31/2021	1.43	0	0	0.00%	19.8%
12/31/2020	1.19	0	0	0.50%	11.2%	12/31/2020	1.19	0	0	0.25%	11.5%	12/31/2020	1.20	0	0	0.00%	11.7%
12/31/2019	1.07	0	0	0.50%	6.9%	12/31/2019	1.07	0	0	0.25%	7.0%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	0.0%
2021	7.0%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2060 Fund R6 Class - 06-44X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,493	$26,588	2,097
Receivables: investments sold	8
Payables: investments purchased	-
Net assets	$27,501

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$27,501	20,061	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$27,501	20,061

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$921
Mortality & expense charges			(267)
Net investment income (loss)			654

Gain (loss) on investments:
Net realized gain (loss)			(17)
Realized gain distributions			64
Net change in unrealized appreciation (depreciation)			2,847
Net gain (loss)			2,894

Increase (decrease) in net assets from operations			$3,548

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$654	$206
Net realized gain (loss)		(17)	1
Realized gain distributions		64	927
Net change in unrealized appreciation (depreciation)		2,847	(3,551)

Increase (decrease) in net assets from operations		3,548	(2,417)

Contract owner transactions:
Proceeds from units sold		7,412	5,645
Cost of units redeemed		(387)	-
Account charges		(55)	-
Increase (decrease)		6,970	5,645
Net increase (decrease)		10,518	3,228
Net assets, beginning		16,983	13,755
Net assets, ending		$27,501	$16,983

Units sold		5,879	4,687
Units redeemed		(351)	-
Net increase (decrease)		5,528	4,687
Units outstanding, beginning		14,533	9,846
Units outstanding, ending		20,061	14,533

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$28,698
Cost of units redeemed/account charges			(6,320)
Net investment income (loss)			1,644
Net realized gain (loss)			1,336
Realized gain distributions			1,238
Net change in unrealized appreciation (depreciation)			905
Net assets			$27,501
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	20	$28	1.25%	17.3%	12/31/2023	$1.39	0	$0	1.00%	17.6%	12/31/2023	$1.40	0	$0	0.75%	17.9%
12/31/2022	1.17	15	17	1.25%	-16.3%	12/31/2022	1.18	0	0	1.00%	-16.1%	12/31/2022	1.19	0	0	0.75%	-15.9%
12/31/2021	1.40	10	14	1.25%	18.5%	12/31/2021	1.41	0	0	1.00%	18.8%	12/31/2021	1.41	0	0	0.75%	19.1%
12/31/2020	1.18	11	13	1.25%	10.4%	12/31/2020	1.18	0	0	1.00%	10.7%	12/31/2020	1.19	0	0	0.75%	11.0%
12/31/2019	1.07	7	7	1.25%	6.8%	12/31/2019	1.07	0	0	1.00%	6.9%	12/31/2019	1.07	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	18.2%	12/31/2023	$1.43	0	$0	0.25%	18.5%	12/31/2023	$1.45	0	$0	0.00%	18.8%
12/31/2022	1.20	0	0	0.50%	-15.7%	12/31/2022	1.21	0	0	0.25%	-15.5%	12/31/2022	1.22	0	0	0.00%	-15.3%
12/31/2021	1.42	0	0	0.50%	19.4%	12/31/2021	1.43	0	0	0.25%	19.7%	12/31/2021	1.44	0	0	0.00%	20.0%
12/31/2020	1.19	0	0	0.50%	11.3%	12/31/2020	1.20	0	0	0.25%	11.5%	12/31/2020	1.20	0	0	0.00%	11.8%
12/31/2019	1.07	0	0	0.50%	7.1%	12/31/2019	1.07	0	0	0.25%	7.2%	12/31/2019	1.07	0	0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	2.5%
2021	6.8%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2015 Fund R6 Class - 06-44J (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.19
Band 0	-	-	1.21
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	1.25%	8.1%	12/31/2023	$1.15	0	$0	1.00%	8.3%	12/31/2023	$1.17	0	$0	0.75%	8.6%
12/31/2022	1.06	0	0	1.25%	-12.8%	12/31/2022	1.07	0	0	1.00%	-12.6%	12/31/2022	1.07	0	0	0.75%	-12.3%
12/31/2021	1.21	0	0	1.25%	9.0%	12/31/2021	1.22	0	0	1.00%	9.2%	12/31/2021	1.23	0	0	0.75%	9.5%
12/31/2020	1.11	0	0	1.25%	7.3%	12/31/2020	1.12	0	0	1.00%	7.6%	12/31/2020	1.12	0	0	0.75%	7.8%
12/31/2019	1.04	0	0	1.25%	3.6%	12/31/2019	1.04	0	0	1.00%	3.7%	12/31/2019	1.04	0	0	0.75%	3.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	8.9%	12/31/2023	$1.19	0	$0	0.25%	9.1%	12/31/2023	$1.21	0	$0	0.00%	9.4%
12/31/2022	1.08	0	0	0.50%	-12.1%	12/31/2022	1.09	0	0	0.25%	-11.9%	12/31/2022	1.10	0	0	0.00%	-11.7%
12/31/2021	1.23	0	0	0.50%	9.8%	12/31/2021	1.24	0	0	0.25%	10.1%	12/31/2021	1.25	0	0	0.00%	10.3%
12/31/2020	1.12	0	0	0.50%	8.1%	12/31/2020	1.13	0	0	0.25%	8.4%	12/31/2020	1.13	0	0	0.00%	8.6%
12/31/2019	1.04	0	0	0.50%	4.0%	12/31/2019	1.04	0	0	0.25%	4.1%	12/31/2019	1.04	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2020 Fund R6 Class - 06-44K

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$501,011	$537,928	48,448
Receivables: investments sold	-
Payables: investments purchased	(4,900)
Net assets	$496,111

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$496,111	425,499	$1.17
Band 100	-	-	1.18
Band 75	-	-	1.19
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$496,111	425,499

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$17,436
Mortality & expense charges			(5,727)
Net investment income (loss)			11,709

Gain (loss) on investments:
Net realized gain (loss)			(6,074)
Realized gain distributions			1,694
Net change in unrealized appreciation (depreciation)			32,333
Net gain (loss)			27,953

Increase (decrease) in net assets from operations			$39,662

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,709	$14,843
Net realized gain (loss)		(6,074)	(814)
Realized gain distributions		1,694	16,030
Net change in unrealized appreciation (depreciation)		32,333	(89,746)

Increase (decrease) in net assets from operations		39,662	(59,687)

Contract owner transactions:
Proceeds from units sold		72,428	71,380
Cost of units redeemed		(45,702)	(23,822)
Account charges		(250)	(255)
Increase (decrease)		26,476	47,303
Net increase (decrease)		66,138	(12,384)
Net assets, beginning		429,973	442,357
Net assets, ending		$496,111	$429,973

Units sold		65,405	63,715
Units redeemed		(41,304)	(21,458)
Net increase (decrease)		24,101	42,257
Units outstanding, beginning		401,398	359,141
Units outstanding, ending		425,499	401,398

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$668,122
Cost of units redeemed/account charges			(221,204)
Net investment income (loss)			50,094
Net realized gain (loss)			2,442
Realized gain distributions			33,574
Net change in unrealized appreciation (depreciation)			(36,917)
Net assets			$496,111
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	425	$496	1.25%	8.8%	12/31/2023	$1.18	0	$0	1.00%	9.1%	12/31/2023	$1.19	0	$0	0.75%	9.4%
12/31/2022	1.07	401	430	1.25%	-13.0%	12/31/2022	1.08	0	0	1.00%	-12.8%	12/31/2022	1.09	0	0	0.75%	-12.6%
12/31/2021	1.23	359	442	1.25%	10.2%	12/31/2021	1.24	0	0	1.00%	10.5%	12/31/2021	1.25	0	0	0.75%	10.7%
12/31/2020	1.12	346	386	1.25%	7.5%	12/31/2020	1.12	0	0	1.00%	7.8%	12/31/2020	1.13	0	0	0.75%	8.1%
12/31/2019	1.04	359	373	1.25%	3.9%	12/31/2019	1.04	0	0	1.00%	4.0%	12/31/2019	1.04	0	0	0.75%	4.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	9.7%	12/31/2023	$1.22	0	$0	0.25%	9.9%	12/31/2023	$1.23	0	$0	0.00%	10.2%
12/31/2022	1.10	0	0	0.50%	-12.4%	12/31/2022	1.11	0	0	0.25%	-12.2%	12/31/2022	1.12	0	0	0.00%	-11.9%
12/31/2021	1.25	0	0	0.50%	11.0%	12/31/2021	1.26	0	0	0.25%	11.3%	12/31/2021	1.27	0	0	0.00%	11.6%
12/31/2020	1.13	0	0	0.50%	8.4%	12/31/2020	1.13	0	0	0.25%	8.6%	12/31/2020	1.14	0	0	0.00%	8.9%
12/31/2019	1.04	0	0	0.50%	4.3%	12/31/2019	1.04	0	0	0.25%	4.4%	12/31/2019	1.05	0	0	0.00%	4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	4.6%
2021	6.6%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2025 Fund R6 Class - 06-44M

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$875,200	$917,711	82,430
Receivables: investments sold	212
Payables: investments purchased	-
Net assets	$875,412

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$875,412	733,742	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$875,412	733,742

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$27,611
Mortality & expense charges			(9,390)
Net investment income (loss)			18,221

Gain (loss) on investments:
Net realized gain (loss)			(1,521)
Realized gain distributions			3,250
Net change in unrealized appreciation (depreciation)			52,343
Net gain (loss)			54,072

Increase (decrease) in net assets from operations			$72,293

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,221	$20,251
Net realized gain (loss)		(1,521)	(2,601)
Realized gain distributions		3,250	18,345
Net change in unrealized appreciation (depreciation)		52,343	(126,288)

Increase (decrease) in net assets from operations		72,293	(90,293)

Contract owner transactions:
Proceeds from units sold		165,574	159,844
Cost of units redeemed		(6,156)	(74,956)
Account charges		(136)	(159)
Increase (decrease)		159,282	84,729
Net increase (decrease)		231,575	(5,564)
Net assets, beginning		643,837	649,401
Net assets, ending		$875,412	$643,837

Units sold		146,693	140,568
Units redeemed		(5,595)	(65,819)
Net increase (decrease)		141,098	74,749
Units outstanding, beginning		592,644	517,895
Units outstanding, ending		733,742	592,644

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$899,752
Cost of units redeemed/account charges			(100,453)
Net investment income (loss)			74,005
Net realized gain (loss)			(3,330)
Realized gain distributions			47,949
Net change in unrealized appreciation (depreciation)			(42,511)
Net assets			$875,412
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	734	$875	1.25%	9.8%	12/31/2023	$1.21	0	$0	1.00%	10.1%	12/31/2023	$1.22	0	$0	0.75%	10.4%
12/31/2022	1.09	593	644	1.25%	-13.4%	12/31/2022	1.10	0	0	1.00%	-13.1%	12/31/2022	1.11	0	0	0.75%	-12.9%
12/31/2021	1.25	518	649	1.25%	11.4%	12/31/2021	1.26	0	0	1.00%	11.7%	12/31/2021	1.27	0	0	0.75%	12.0%
12/31/2020	1.13	424	477	1.25%	7.9%	12/31/2020	1.13	0	0	1.00%	8.2%	12/31/2020	1.13	0	0	0.75%	8.5%
12/31/2019	1.04	346	361	1.25%	4.3%	12/31/2019	1.04	0	0	1.00%	4.4%	12/31/2019	1.04	0	0	0.75%	4.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	10.6%	12/31/2023	$1.25	0	$0	0.25%	10.9%	12/31/2023	$1.26	0	$0	0.00%	11.2%
12/31/2022	1.11	0	0	0.50%	-12.7%	12/31/2022	1.12	0	0	0.25%	-12.5%	12/31/2022	1.13	0	0	0.00%	-12.3%
12/31/2021	1.28	0	0	0.50%	12.3%	12/31/2021	1.28	0	0	0.25%	12.5%	12/31/2021	1.29	0	0	0.00%	12.8%
12/31/2020	1.14	0	0	0.50%	8.7%	12/31/2020	1.14	0	0	0.25%	9.0%	12/31/2020	1.15	0	0	0.00%	9.3%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.7%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	4.3%
2021	7.1%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2030 Fund R6 Class - 06-44N

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$495,526	$513,055	44,096
Receivables: investments sold	118
Payables: investments purchased	-
Net assets	$495,644

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$495,644	400,792	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$495,644	400,792

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,493
Mortality & expense charges			(5,542)
Net investment income (loss)			7,951

Gain (loss) on investments:
Net realized gain (loss)			(5,134)
Realized gain distributions			6,562
Net change in unrealized appreciation (depreciation)			38,044
Net gain (loss)			39,472

Increase (decrease) in net assets from operations			$47,423

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,951	$11,908
Net realized gain (loss)		(5,134)	3,848
Realized gain distributions		6,562	16,329
Net change in unrealized appreciation (depreciation)		38,044	(89,914)

Increase (decrease) in net assets from operations		47,423	(57,829)

Contract owner transactions:
Proceeds from units sold		113,867	93,902
Cost of units redeemed		(49,592)	(81,609)
Account charges		(226)	(395)
Increase (decrease)		64,049	11,898
Net increase (decrease)		111,472	(45,931)
Net assets, beginning		384,172	430,103
Net assets, ending		$495,644	$384,172

Units sold		98,137	80,952
Units redeemed		(42,936)	(67,677)
Net increase (decrease)		55,201	13,275
Units outstanding, beginning		345,591	332,316
Units outstanding, ending		400,792	345,591

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$586,856
Cost of units redeemed/account charges			(152,586)
Net investment income (loss)			43,593
Net realized gain (loss)			1,470
Realized gain distributions			33,840
Net change in unrealized appreciation (depreciation)			(17,529)
Net assets			$495,644
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	401	$496	1.25%	11.2%	12/31/2023	$1.25	0	$0	1.00%	11.5%	12/31/2023	$1.26	0	$0	0.75%	11.8%
12/31/2022	1.11	346	384	1.25%	-14.1%	12/31/2022	1.12	0	0	1.00%	-13.9%	12/31/2022	1.13	0	0	0.75%	-13.7%
12/31/2021	1.29	332	430	1.25%	13.4%	12/31/2021	1.30	0	0	1.00%	13.7%	12/31/2021	1.31	0	0	0.75%	13.9%
12/31/2020	1.14	277	317	1.25%	8.6%	12/31/2020	1.15	0	0	1.00%	8.9%	12/31/2020	1.15	0	0	0.75%	9.1%
12/31/2019	1.05	218	229	1.25%	5.1%	12/31/2019	1.05	0	0	1.00%	5.2%	12/31/2019	1.05	0	0	0.75%	5.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	12.1%	12/31/2023	$1.29	0	$0	0.25%	12.4%	12/31/2023	$1.31	0	$0	0.00%	12.6%
12/31/2022	1.14	0	0	0.50%	-13.5%	12/31/2022	1.15	0	0	0.25%	-13.2%	12/31/2022	1.16	0	0	0.00%	-13.0%
12/31/2021	1.32	0	0	0.50%	14.2%	12/31/2021	1.33	0	0	0.25%	14.5%	12/31/2021	1.33	0	0	0.00%	14.8%
12/31/2020	1.15	0	0	0.50%	9.4%	12/31/2020	1.16	0	0	0.25%	9.7%	12/31/2020	1.16	0	0	0.00%	10.0%
12/31/2019	1.05	0	0	0.50%	5.5%	12/31/2019	1.06	0	0	0.25%	5.6%	12/31/2019	1.06	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	4.1%
2021	7.2%
2020	1.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2035 Fund R6 Class - 06-44P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$871,076	$897,501	76,428
Receivables: investments sold	205
Payables: investments purchased	-
Net assets	$871,281

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$871,281	676,403	$1.29
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$871,281	676,403

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24,526
Mortality & expense charges			(9,042)
Net investment income (loss)			15,484

Gain (loss) on investments:
Net realized gain (loss)			(1,768)
Realized gain distributions			10,228
Net change in unrealized appreciation (depreciation)			69,381
Net gain (loss)			77,841

Increase (decrease) in net assets from operations			$93,325

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$15,484	$12,705
Net realized gain (loss)		(1,768)	(7,741)
Realized gain distributions		10,228	25,951
Net change in unrealized appreciation (depreciation)		69,381	(129,800)

Increase (decrease) in net assets from operations		93,325	(98,885)

Contract owner transactions:
Proceeds from units sold		179,215	183,250
Cost of units redeemed		(9,023)	(79,634)
Account charges		(324)	(624)
Increase (decrease)		169,868	102,992
Net increase (decrease)		263,193	4,107
Net assets, beginning		608,088	603,981
Net assets, ending		$871,281	$608,088

Units sold		149,335	155,258
Units redeemed		(7,827)	(71,277)
Net increase (decrease)		141,508	83,981
Units outstanding, beginning		534,895	450,914
Units outstanding, ending		676,403	534,895

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$967,606
Cost of units redeemed/account charges			(193,117)
Net investment income (loss)			62,903
Net realized gain (loss)			(10,023)
Realized gain distributions			70,337
Net change in unrealized appreciation (depreciation)			(26,425)
Net assets			$871,281
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	676	$871	1.25%	13.3%	12/31/2023	$1.30	0	$0	1.00%	13.6%	12/31/2023	$1.32	0	$0	0.75%	13.9%
12/31/2022	1.14	535	608	1.25%	-15.1%	12/31/2022	1.15	0	0	1.00%	-14.9%	12/31/2022	1.16	0	0	0.75%	-14.7%
12/31/2021	1.34	451	604	1.25%	15.5%	12/31/2021	1.35	0	0	1.00%	15.8%	12/31/2021	1.36	0	0	0.75%	16.1%
12/31/2020	1.16	353	409	1.25%	9.7%	12/31/2020	1.16	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.2%
12/31/2019	1.06	302	320	1.25%	5.7%	12/31/2019	1.06	0	0	1.00%	5.9%	12/31/2019	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	14.2%	12/31/2023	$1.35	0	$0	0.25%	14.4%	12/31/2023	$1.36	0	$0	0.00%	14.7%
12/31/2022	1.17	0	0	0.50%	-14.5%	12/31/2022	1.18	0	0	0.25%	-14.3%	12/31/2022	1.19	0	0	0.00%	-14.1%
12/31/2021	1.36	0	0	0.50%	16.4%	12/31/2021	1.37	0	0	0.25%	16.7%	12/31/2021	1.38	0	0	0.00%	17.0%
12/31/2020	1.17	0	0	0.50%	10.5%	12/31/2020	1.18	0	0	0.25%	10.8%	12/31/2020	1.18	0	0	0.00%	11.1%
12/31/2019	1.06	0	0	0.50%	6.1%	12/31/2019	1.06	0	0	0.25%	6.2%	12/31/2019	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	3.3%
2021	7.7%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2040 Fund R6 Class - 06-44R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$596,811	$595,117	49,457
Receivables: investments sold	145
Payables: investments purchased	-
Net assets	$596,956

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$596,956	453,285	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.39
Total	$596,956	453,285

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,268
Mortality & expense charges			(6,345)
Net investment income (loss)			6,923

Gain (loss) on investments:
Net realized gain (loss)			(3,196)
Realized gain distributions			9,722
Net change in unrealized appreciation (depreciation)			59,822
Net gain (loss)			66,348

Increase (decrease) in net assets from operations			$73,271

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,923	$10,053
Net realized gain (loss)		(3,196)	6,224
Realized gain distributions		9,722	23,570
Net change in unrealized appreciation (depreciation)		59,822	(113,804)

Increase (decrease) in net assets from operations		73,271	(73,957)

Contract owner transactions:
Proceeds from units sold		111,252	82,316
Cost of units redeemed		(44,100)	(58,297)
Account charges		(694)	(252)
Increase (decrease)		66,458	23,767
Net increase (decrease)		139,729	(50,190)
Net assets, beginning		457,227	507,417
Net assets, ending		$596,956	$457,227

Units sold		91,895	68,899
Units redeemed		(36,802)	(44,550)
Net increase (decrease)		55,093	24,349
Units outstanding, beginning		398,192	373,843
Units outstanding, ending		453,285	398,192

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$634,610
Cost of units redeemed/account charges			(141,334)
Net investment income (loss)			46,709
Net realized gain (loss)			5,672
Realized gain distributions			49,605
Net change in unrealized appreciation (depreciation)			1,694
Net assets			$596,956
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	453	$597	1.25%	14.7%	12/31/2023	$1.33	0	$0	1.00%	15.0%	12/31/2023	$1.35	0	$0	0.75%	15.3%
12/31/2022	1.15	398	457	1.25%	-15.4%	12/31/2022	1.16	0	0	1.00%	-15.2%	12/31/2022	1.17	0	0	0.75%	-15.0%
12/31/2021	1.36	374	507	1.25%	16.7%	12/31/2021	1.37	0	0	1.00%	17.0%	12/31/2021	1.37	0	0	0.75%	17.3%
12/31/2020	1.16	348	405	1.25%	9.6%	12/31/2020	1.17	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.2%
12/31/2019	1.06	312	331	1.25%	6.1%	12/31/2019	1.06	0	0	1.00%	6.2%	12/31/2019	1.06	0	0	0.75%	6.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	15.6%	12/31/2023	$1.38	0	$0	0.25%	15.8%	12/31/2023	$1.39	0	$0	0.00%	16.1%
12/31/2022	1.18	0	0	0.50%	-14.8%	12/31/2022	1.19	0	0	0.25%	-14.6%	12/31/2022	1.20	0	0	0.00%	-14.3%
12/31/2021	1.38	0	0	0.50%	17.6%	12/31/2021	1.39	0	0	0.25%	17.9%	12/31/2021	1.40	0	0	0.00%	18.2%
12/31/2020	1.18	0	0	0.50%	10.5%	12/31/2020	1.18	0	0	0.25%	10.7%	12/31/2020	1.18	0	0	0.00%	11.0%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	3.2%
2021	7.4%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Day One 2050 Fund R6 Class - 06-44V

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$299,212	$296,685	24,097
Receivables: investments sold	78
Payables: investments purchased	-
Net assets	$299,290

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$299,290	220,795	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$299,290	220,795

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,054
Mortality & expense charges			(2,872)
Net investment income (loss)			4,182

Gain (loss) on investments:
Net realized gain (loss)			(1,279)
Realized gain distributions			4,536
Net change in unrealized appreciation (depreciation)			29,513
Net gain (loss)			32,770

Increase (decrease) in net assets from operations			$36,952

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,182	$1,424
Net realized gain (loss)		(1,279)	(767)
Realized gain distributions		4,536	11,627
Net change in unrealized appreciation (depreciation)		29,513	(47,553)

Increase (decrease) in net assets from operations		36,952	(35,269)

Contract owner transactions:
Proceeds from units sold		84,695	31,075
Cost of units redeemed		(13,063)	(14,105)
Account charges		(244)	(231)
Increase (decrease)		71,388	16,739
Net increase (decrease)		108,340	(18,530)
Net assets, beginning		190,950	209,480
Net assets, ending		$299,290	$190,950

Units sold		67,166	25,629
Units redeemed		(10,869)	(12,366)
Net increase (decrease)		56,297	13,263
Units outstanding, beginning		164,498	151,235
Units outstanding, ending		220,795	164,498

* Date of Fund Inception into Variable Account: 7 /26 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$315,098
Cost of units redeemed/account charges			(61,345)
Net investment income (loss)			17,477
Net realized gain (loss)			799
Realized gain distributions			24,734
Net change in unrealized appreciation (depreciation)			2,527
Net assets			$299,290
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	221	$299	1.25%	16.8%	12/31/2023	$1.37	0	$0	1.00%	17.1%	12/31/2023	$1.39	0	$0	0.75%	17.4%
12/31/2022	1.16	164	191	1.25%	-16.2%	12/31/2022	1.17	0	0	1.00%	-16.0%	12/31/2022	1.18	0	0	0.75%	-15.8%
12/31/2021	1.39	151	209	1.25%	18.0%	12/31/2021	1.39	0	0	1.00%	18.3%	12/31/2021	1.40	0	0	0.75%	18.6%
12/31/2020	1.17	122	143	1.25%	10.2%	12/31/2020	1.18	0	0	1.00%	10.5%	12/31/2020	1.18	0	0	0.75%	10.8%
12/31/2019	1.06	112	119	1.25%	6.5%	12/31/2019	1.07	0	0	1.00%	6.6%	12/31/2019	1.07	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	17.6%	12/31/2023	$1.42	0	$0	0.25%	17.9%	12/31/2023	$1.43	0	$0	0.00%	18.2%
12/31/2022	1.19	0	0	0.50%	-15.6%	12/31/2022	1.20	0	0	0.25%	-15.4%	12/31/2022	1.21	0	0	0.00%	-15.1%
12/31/2021	1.41	0	0	0.50%	18.9%	12/31/2021	1.42	0	0	0.25%	19.2%	12/31/2021	1.43	0	0	0.00%	19.5%
12/31/2020	1.19	0	0	0.50%	11.0%	12/31/2020	1.19	0	0	0.25%	11.3%	12/31/2020	1.19	0	0	0.00%	11.6%
12/31/2019	1.07	0	0	0.50%	6.8%	12/31/2019	1.07	0	0	0.25%	6.9%	12/31/2019	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	1.9%
2021	7.7%
2020	1.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Financial Services Fund A Class - 06-456

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$72,065	$66,958	3,870
Receivables: investments sold	4
Payables: investments purchased	-
Net assets	$72,069

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$59,785	25,122	$2.38
Band 100	12,284	4,984	2.46
Band 75	-	-	2.55
Band 50	-	-	2.64
Band 25	-	-	2.74
Band 0	-	-	2.84
Total	$72,069	30,106

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$630
Mortality & expense charges			(1,081)
Net investment income (loss)			(451)

Gain (loss) on investments:
Net realized gain (loss)			(9,948)
Realized gain distributions			3,601
Net change in unrealized appreciation (depreciation)			19,654
Net gain (loss)			13,307

Increase (decrease) in net assets from operations			$12,856

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(451)	$(1,365)
Net realized gain (loss)		(9,948)	(7,816)
Realized gain distributions		3,601	2,654
Net change in unrealized appreciation (depreciation)		19,654	(22,567)

Increase (decrease) in net assets from operations		12,856	(29,094)

Contract owner transactions:
Proceeds from units sold		17,193	48,627
Cost of units redeemed		(59,850)	(90,902)
Account charges		(27)	(36)
Increase (decrease)		(42,684)	(42,311)
Net increase (decrease)		(29,828)	(71,405)
Net assets, beginning		101,897	173,302
Net assets, ending		$72,069	$101,897

Units sold		7,996	21,128
Units redeemed		(28,630)	(40,689)
Net increase (decrease)		(20,634)	(19,561)
Units outstanding, beginning		50,740	70,301
Units outstanding, ending		30,106	50,740

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,645,004
Cost of units redeemed/account charges			(1,650,832)
Net investment income (loss)			(5,735)
Net realized gain (loss)			(16,281)
Realized gain distributions			94,806
Net change in unrealized appreciation (depreciation)			5,107
Net assets			$72,069
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.38	25	$60	1.25%	19.1%	12/31/2023	$2.46	5	$12	1.00%	19.4%	12/31/2023	$2.55	0	$0	0.75%	19.7%
12/31/2022	2.00	43	87	1.25%	-18.6%	12/31/2022	2.06	7	15	1.00%	-18.4%	12/31/2022	2.13	0	0	0.75%	-18.2%
12/31/2021	2.46	62	153	1.25%	25.1%	12/31/2021	2.53	8	20	1.00%	25.4%	12/31/2021	2.61	0	0	0.75%	25.8%
12/31/2020	1.96	49	95	1.25%	9.1%	12/31/2020	2.02	8	16	1.00%	9.4%	12/31/2020	2.07	0	0	0.75%	9.7%
12/31/2019	1.80	143	257	1.25%	31.7%	12/31/2019	1.85	11	20	1.00%	32.0%	12/31/2019	1.89	0	0	0.75%	32.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.64	0	$0	0.50%	20.0%	12/31/2023	$2.74	0	$0	0.25%	20.3%	12/31/2023	$2.84	0	$0	0.00%	20.6%
12/31/2022	2.20	0	0	0.50%	-18.0%	12/31/2022	2.28	0	0	0.25%	-17.8%	12/31/2022	2.35	0	0	0.00%	-17.6%
12/31/2021	2.69	0	0	0.50%	26.1%	12/31/2021	2.77	0	0	0.25%	26.4%	12/31/2021	2.86	0	0	0.00%	26.7%
12/31/2020	2.13	0	0	0.50%	9.9%	12/31/2020	2.19	0	0	0.25%	10.2%	12/31/2020	2.25	0	0	0.00%	10.5%
12/31/2019	1.94	0	0	0.50%	32.7%	12/31/2019	1.99	0	0	0.25%	33.0%	12/31/2019	2.04	0	0	0.00%	33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.0%
2021	0.2%
2020	0.2%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$294,099	$287,737	7,433
Receivables: investments sold	51
Payables: investments purchased	-
Net assets	$294,150

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$294,150	298,042	$0.99
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.03
Total	$294,150	298,042

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,848)
Net investment income (loss)			(2,848)

Gain (loss) on investments:
Net realized gain (loss)			(30,306)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			102,676
Net gain (loss)			72,370

Increase (decrease) in net assets from operations			$69,522

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,848)	$(2,280)
Net realized gain (loss)		(30,306)	(7,444)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		102,676	(77,211)

Increase (decrease) in net assets from operations		69,522	(86,935)

Contract owner transactions:
Proceeds from units sold		153,758	149,294
Cost of units redeemed		(115,225)	(9,841)
Account charges		(1,056)	(815)
Increase (decrease)		37,477	138,638
Net increase (decrease)		106,999	51,703
Net assets, beginning		187,151	135,448
Net assets, ending		$294,150	$187,151

Units sold		169,259	163,436
Units redeemed		(136,553)	(12,776)
Net increase (decrease)		32,706	150,660
Units outstanding, beginning		265,336	114,676
Units outstanding, ending		298,042	265,336

* Date of Fund Inception into Variable Account: 11 /20 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$445,638
Cost of units redeemed/account charges			(126,948)
Net investment income (loss)			(5,302)
Net realized gain (loss)			(37,761)
Realized gain distributions			12,161
Net change in unrealized appreciation (depreciation)			6,362
Net assets			$294,150
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	298	$294	1.25%	39.9%	12/31/2023	$0.99	0	$0	1.00%	40.3%	12/31/2023	$1.00	0	$0	0.75%	40.6%
12/31/2022	0.71	265	187	1.25%	-40.3%	12/31/2022	0.71	0	0	1.00%	-40.1%	12/31/2022	0.71	0	0	0.75%	-40.0%
12/31/2021	1.18	115	135	1.25%	6.5%	12/31/2021	1.18	0	0	1.00%	6.7%	12/31/2021	1.19	0	0	0.75%	7.0%
12/31/2020	1.11	0	0	1.25%	11.0%	12/31/2020	1.11	0	0	1.00%	11.0%	12/31/2020	1.11	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	41.0%	12/31/2023	$1.02	0	$0	0.25%	41.3%	12/31/2023	$1.03	0	$0	0.00%	41.7%
12/31/2022	0.72	0	0	0.50%	-39.8%	12/31/2022	0.72	0	0	0.25%	-39.7%	12/31/2022	0.72	0	0	0.00%	-39.5%
12/31/2021	1.19	0	0	0.50%	7.3%	12/31/2021	1.19	0	0	0.25%	7.5%	12/31/2021	1.20	0	0	0.00%	7.8%
12/31/2020	1.11	0	0	0.50%	11.1%	12/31/2020	1.11	0	0	0.25%	11.1%	12/31/2020	1.11	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Growth R6 Class - 06-4Y6 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	1.25%	51.4%	12/31/2023	$0.97	0	$0	1.00%	51.8%	12/31/2023	$0.97	0	$0	0.75%	52.2%
12/31/2022	0.63	0	0	1.25%	-38.4%	12/31/2022	0.64	0	0	1.00%	-38.2%	12/31/2022	0.64	0	0	0.75%	-38.1%
12/31/2021	1.03	0	0	1.25%	2.9%	12/31/2021	1.03	0	0	1.00%	3.1%	12/31/2021	1.03	0	0	0.75%	3.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	52.6%	12/31/2023	$0.98	0	$0	0.25%	52.9%	12/31/2023	$0.99	0	$0	0.00%	53.3%
12/31/2022	0.64	0	0	0.50%	-37.9%	12/31/2022	0.64	0	0	0.25%	-37.8%	12/31/2022	0.65	0	0	0.00%	-37.6%
12/31/2021	1.03	0	0	0.50%	3.3%	12/31/2021	1.03	0	0	0.25%	3.4%	12/31/2021	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Financial Services Fund Z Class - 06-457

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$285,575	$255,130	14,754
Receivables: investments sold	65
Payables: investments purchased	-
Net assets	$285,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$285,640	115,088	$2.48
Band 100	-	-	2.57
Band 75	-	-	2.66
Band 50	-	-	2.76
Band 25	-	-	2.86
Band 0	-	-	2.96
Total	$285,640	115,088

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,057
Mortality & expense charges			(3,165)
Net investment income (loss)			(108)

Gain (loss) on investments:
Net realized gain (loss)			619
Realized gain distributions			13,727
Net change in unrealized appreciation (depreciation)			32,368
Net gain (loss)			46,714

Increase (decrease) in net assets from operations			$46,606

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(108)	$(3,223)
Net realized gain (loss)		619	8,495
Realized gain distributions		13,727	6,225
Net change in unrealized appreciation (depreciation)		32,368	(85,845)

Increase (decrease) in net assets from operations		46,606	(74,348)

Contract owner transactions:
Proceeds from units sold		4,181	33,394
Cost of units redeemed		(13,735)	(123,151)
Account charges		(7)	-
Increase (decrease)		(9,561)	(89,757)
Net increase (decrease)		37,045	(164,105)
Net assets, beginning		248,595	412,700
Net assets, ending		$285,640	$248,595

Units sold		1,970	15,491
Units redeemed		(6,455)	(57,903)
Net increase (decrease)		(4,485)	(42,412)
Units outstanding, beginning		119,573	161,985
Units outstanding, ending		115,088	119,573

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,401,639
Cost of units redeemed/account charges			(1,260,230)
Net investment income (loss)			(2,019)
Net realized gain (loss)			(3,998)
Realized gain distributions			119,803
Net change in unrealized appreciation (depreciation)			30,445
Net assets			$285,640
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.48	115	$286	1.25%	19.4%	12/31/2023	$2.57	0	$0	1.00%	19.7%	12/31/2023	$2.66	0	$0	0.75%	20.0%
12/31/2022	2.08	120	249	1.25%	-18.4%	12/31/2022	2.15	0	0	1.00%	-18.2%	12/31/2022	2.22	0	0	0.75%	-18.0%
12/31/2021	2.55	162	413	1.25%	25.5%	12/31/2021	2.63	0	0	1.00%	25.8%	12/31/2021	2.71	0	0	0.75%	26.1%
12/31/2020	2.03	169	343	1.25%	9.4%	12/31/2020	2.09	0	0	1.00%	9.7%	12/31/2020	2.15	0	0	0.75%	10.0%
12/31/2019	1.85	95	176	1.25%	32.1%	12/31/2019	1.90	0	0	1.00%	32.4%	12/31/2019	1.95	0	0	0.75%	32.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.76	0	$0	0.50%	20.3%	12/31/2023	$2.86	0	$0	0.25%	20.6%	12/31/2023	$2.96	0	$0	0.00%	20.9%
12/31/2022	2.29	0	0	0.50%	-17.8%	12/31/2022	2.37	0	0	0.25%	-17.6%	12/31/2022	2.45	0	0	0.00%	-17.4%
12/31/2021	2.79	0	0	0.50%	26.4%	12/31/2021	2.87	0	0	0.25%	26.8%	12/31/2021	2.96	0	0	0.00%	27.1%
12/31/2020	2.21	0	0	0.50%	10.3%	12/31/2020	2.27	0	0	0.25%	10.5%	12/31/2020	2.33	0	0	0.00%	10.8%
12/31/2019	2.00	0	0	0.50%	33.1%	12/31/2019	2.05	0	0	0.25%	33.4%	12/31/2019	2.10	0	0	0.00%	33.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.3%
2021	0.5%
2020	0.8%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Real Estate Fund A Class - 06-531

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$178,700	$213,143	9,365
Receivables: investments sold	-
Payables: investments purchased	(202)
Net assets	$178,498

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$91,768	49,238	$1.86
Band 100	86,730	44,980	1.93
Band 75	-	-	1.99
Band 50	-	-	2.06
Band 25	-	-	2.14
Band 0	-	-	2.21
Total	$178,498	94,218

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,629
Mortality & expense charges			(2,118)
Net investment income (loss)			1,511

Gain (loss) on investments:
Net realized gain (loss)			(7,326)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			20,410
Net gain (loss)			13,084

Increase (decrease) in net assets from operations			$14,595

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,511	$905
Net realized gain (loss)		(7,326)	(9,089)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		20,410	(61,846)

Increase (decrease) in net assets from operations		14,595	(70,030)

Contract owner transactions:
Proceeds from units sold		21,291	33,176
Cost of units redeemed		(40,192)	(64,341)
Account charges		(100)	(125)
Increase (decrease)		(19,001)	(31,290)
Net increase (decrease)		(4,406)	(101,320)
Net assets, beginning		182,904	284,224
Net assets, ending		$178,498	$182,904

Units sold		11,941	18,227
Units redeemed		(23,659)	(31,047)
Net increase (decrease)		(11,718)	(12,820)
Units outstanding, beginning		105,936	118,756
Units outstanding, ending		94,218	105,936

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,502,174
Cost of units redeemed/account charges			(3,705,520)
Net investment income (loss)			108,697
Net realized gain (loss)			190,027
Realized gain distributions			117,563
Net change in unrealized appreciation (depreciation)			(34,443)
Net assets			$178,498
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	49	$92	1.25%	9.4%	12/31/2023	$1.93	45	$87	1.00%	9.7%	12/31/2023	$1.99	0	$0	0.75%	10.0%
12/31/2022	1.70	60	102	1.25%	-27.9%	12/31/2022	1.76	46	81	1.00%	-27.7%	12/31/2022	1.81	0	0	0.75%	-27.5%
12/31/2021	2.36	64	151	1.25%	25.8%	12/31/2021	2.43	55	134	1.00%	26.1%	12/31/2021	2.50	0	0	0.75%	26.5%
12/31/2020	1.88	109	204	1.25%	-6.0%	12/31/2020	1.93	50	96	1.00%	-5.8%	12/31/2020	1.98	0	0	0.75%	-5.5%
12/31/2019	2.00	192	384	1.25%	22.5%	12/31/2019	2.05	61	125	1.00%	22.9%	12/31/2019	2.09	0	0	0.75%	23.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.06	0	$0	0.50%	10.3%	12/31/2023	$2.14	0	$0	0.25%	10.5%	12/31/2023	$2.21	0	$0	0.00%	10.8%
12/31/2022	1.87	0	0	0.50%	-27.3%	12/31/2022	1.93	0	0	0.25%	-27.2%	12/31/2022	1.99	0	0	0.00%	-27.0%
12/31/2021	2.58	0	0	0.50%	26.8%	12/31/2021	2.65	0	0	0.25%	27.1%	12/31/2021	2.73	0	0	0.00%	27.4%
12/31/2020	2.03	0	0	0.50%	-5.3%	12/31/2020	2.09	0	0	0.25%	-5.1%	12/31/2020	2.14	0	0	0.00%	-4.8%
12/31/2019	2.15	0	0	0.50%	23.5%	12/31/2019	2.20	0	0	0.25%	23.8%	12/31/2019	2.25	0	0	0.00%	24.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.4%
2021	2.3%
2020	1.0%
2019	4.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund A Class - 06-458

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$458,764	$505,429	12,685
Receivables: investments sold	74
Payables: investments purchased	-
Net assets	$458,838

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$226,542	36,766	$6.16
Band 100	232,296	36,401	6.38
Band 75	-	-	6.61
Band 50	-	-	6.85
Band 25	-	-	7.09
Band 0	-	-	7.34
Total	$458,838	73,167

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,820)
Net investment income (loss)			(6,820)

Gain (loss) on investments:
Net realized gain (loss)			(45,553)
Realized gain distributions			23,020
Net change in unrealized appreciation (depreciation)			82,995
Net gain (loss)			60,462

Increase (decrease) in net assets from operations			$53,642

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,820)	$(8,815)
Net realized gain (loss)		(45,553)	(61,881)
Realized gain distributions		23,020	12,090
Net change in unrealized appreciation (depreciation)		82,995	(57,427)

Increase (decrease) in net assets from operations		53,642	(116,033)

Contract owner transactions:
Proceeds from units sold		43,322	23,544
Cost of units redeemed		(315,849)	(186,725)
Account charges		(135)	(176)
Increase (decrease)		(272,662)	(163,357)
Net increase (decrease)		(219,020)	(279,390)
Net assets, beginning		677,858	957,248
Net assets, ending		$458,838	$677,858

Units sold		7,344	4,801
Units redeemed		(54,866)	(34,812)
Net increase (decrease)		(47,522)	(30,011)
Units outstanding, beginning		120,689	150,700
Units outstanding, ending		73,167	120,689

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,432,609
Cost of units redeemed/account charges			(10,479,892)
Net investment income (loss)			(236,626)
Net realized gain (loss)			(196,531)
Realized gain distributions			1,985,943
Net change in unrealized appreciation (depreciation)			(46,665)
Net assets			$458,838
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.16	37	$227	1.25%	10.9%	12/31/2023	$6.38	36	$232	1.00%	11.2%	12/31/2023	$6.61	0	$0	0.75%	11.5%
12/31/2022	5.56	80	446	1.25%	-11.4%	12/31/2022	5.74	40	231	1.00%	-11.2%	12/31/2022	5.93	0	0	0.75%	-11.0%
12/31/2021	6.27	88	550	1.25%	4.7%	12/31/2021	6.46	63	407	1.00%	5.0%	12/31/2021	6.66	0	0	0.75%	5.2%
12/31/2020	5.99	100	599	1.25%	39.5%	12/31/2020	6.16	75	460	1.00%	39.8%	12/31/2020	6.33	0	0	0.75%	40.2%
12/31/2019	4.30	205	882	1.25%	16.8%	12/31/2019	4.40	76	336	1.00%	17.1%	12/31/2019	4.52	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.85	0	$0	0.50%	11.8%	12/31/2023	$7.09	0	$0	0.25%	12.0%	12/31/2023	$7.34	0	$0	0.00%	12.3%
12/31/2022	6.13	0	0	0.50%	-10.8%	12/31/2022	6.33	0	0	0.25%	-10.5%	12/31/2022	6.54	0	0	0.00%	-10.3%
12/31/2021	6.86	0	0	0.50%	5.5%	12/31/2021	7.07	0	0	0.25%	5.7%	12/31/2021	7.29	0	0	0.00%	6.0%
12/31/2020	6.51	0	0	0.50%	40.5%	12/31/2020	6.69	0	0	0.25%	40.9%	12/31/2020	6.88	0	0	0.00%	41.2%
12/31/2019	4.63	0	0	0.50%	17.7%	12/31/2019	4.75	0	0	0.25%	18.0%	12/31/2019	4.87	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Jennison Health Sciences Fund Z Class - 06-459

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,544,623	$1,566,133	34,366
Receivables: investments sold	-
Payables: investments purchased	(200)
Net assets	$1,544,423

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,544,423	240,629	$6.42
Band 100	-	-	6.65
Band 75	-	-	6.88
Band 50	-	-	7.13
Band 25	-	-	7.38
Band 0	-	-	7.65
Total	$1,544,423	240,629

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(17,960)
Net investment income (loss)			(17,960)

Gain (loss) on investments:
Net realized gain (loss)			521
Realized gain distributions			62,838
Net change in unrealized appreciation (depreciation)			109,674
Net gain (loss)			173,033

Increase (decrease) in net assets from operations			$155,073

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(17,960)	$(19,461)
Net realized gain (loss)		521	(173,346)
Realized gain distributions		62,838	21,142
Net change in unrealized appreciation (depreciation)		109,674	(97,240)

Increase (decrease) in net assets from operations		155,073	(268,905)

Contract owner transactions:
Proceeds from units sold		121,565	172,464
Cost of units redeemed		(182,239)	(547,757)
Account charges		(50)	(124)
Increase (decrease)		(60,724)	(375,417)
Net increase (decrease)		94,349	(644,322)
Net assets, beginning		1,450,074	2,094,396
Net assets, ending		$1,544,423	$1,450,074

Units sold		20,558	33,241
Units redeemed		(31,243)	(104,340)
Net increase (decrease)		(10,685)	(71,099)
Units outstanding, beginning		251,314	322,413
Units outstanding, ending		240,629	251,314

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,682,201
Cost of units redeemed/account charges			(13,191,812)
Net investment income (loss)			(476,486)
Net realized gain (loss)			413,922
Realized gain distributions			3,138,108
Net change in unrealized appreciation (depreciation)			(21,510)
Net assets			$1,544,423
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.42	241	$1,544	1.25%	11.2%	12/31/2023	$6.65	0	$0	1.00%	11.5%	12/31/2023	$6.88	0	$0	0.75%	11.8%
12/31/2022	5.77	251	1,450	1.25%	-11.2%	12/31/2022	5.96	0	0	1.00%	-11.0%	12/31/2022	6.16	0	0	0.75%	-10.7%
12/31/2021	6.50	322	2,094	1.25%	5.0%	12/31/2021	6.69	0	0	1.00%	5.2%	12/31/2021	6.90	0	0	0.75%	5.5%
12/31/2020	6.19	319	1,976	1.25%	39.9%	12/31/2020	6.36	0	0	1.00%	40.3%	12/31/2020	6.54	0	0	0.75%	40.6%
12/31/2019	4.42	390	1,725	1.25%	17.1%	12/31/2019	4.54	0	0	1.00%	17.4%	12/31/2019	4.65	0	0	0.75%	17.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.13	0	$0	0.50%	12.1%	12/31/2023	$7.38	0	$0	0.25%	12.3%	12/31/2023	$7.65	0	$0	0.00%	12.6%
12/31/2022	6.36	0	0	0.50%	-10.5%	12/31/2022	6.57	0	0	0.25%	-10.3%	12/31/2022	6.79	0	0	0.00%	-10.1%
12/31/2021	7.11	0	0	0.50%	5.8%	12/31/2021	7.33	0	0	0.25%	6.0%	12/31/2021	7.55	0	0	0.00%	6.3%
12/31/2020	6.72	0	0	0.50%	41.0%	12/31/2020	6.91	0	0	0.25%	41.3%	12/31/2020	7.10	0	0	0.00%	41.7%
12/31/2019	4.77	0	0	0.50%	18.0%	12/31/2019	4.89	0	0	0.25%	18.3%	12/31/2019	5.01	0	0	0.00%	18.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust PGIM Global Total Return R4 Retirement Class - 06-6CF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$168,186	$168,118	31,810
Receivables: investments sold	92
Payables: investments purchased	-
Net assets	$168,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,278	187,388	$0.90
Band 100	-	-	0.90
Band 75	-	-	0.91
Band 50	-	-	0.91
Band 25	-	-	0.91
Band 0	-	-	0.92
Total	$168,278	187,388

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,694
Mortality & expense charges			(1,823)
Net investment income (loss)			3,871

Gain (loss) on investments:
Net realized gain (loss)			(374)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,447
Net gain (loss)			8,073

Increase (decrease) in net assets from operations			$11,944

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,871	$1,999
Net realized gain (loss)		(374)	(475)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,447	(8,379)

Increase (decrease) in net assets from operations		11,944	(6,855)

Contract owner transactions:
Proceeds from units sold		31,918	145,791
Cost of units redeemed		(6,485)	(7,351)
Account charges		(482)	(202)
Increase (decrease)		24,951	138,238
Net increase (decrease)		36,895	131,383
Net assets, beginning		131,383	-
Net assets, ending		$168,278	$131,383

Units sold		37,695	166,963
Units redeemed		(8,314)	(8,956)
Net increase (decrease)		29,381	158,007
Units outstanding, beginning		158,007	-
Units outstanding, ending		187,388	158,007

* Date of Fund Inception into Variable Account: 2 /24 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$177,709
Cost of units redeemed/account charges			(14,520)
Net investment income (loss)			5,870
Net realized gain (loss)			(849)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			68
Net assets			$168,278
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.90	187	$168	1.25%	8.0%	12/31/2023	$0.90	0	$0	1.00%	8.3%	12/31/2023	$0.91	0	$0	0.75%	8.5%
12/31/2022	0.83	158	131	1.25%	-16.8%	12/31/2022	0.83	0	0	1.00%	-16.7%	12/31/2022	0.84	0	0	0.75%	-16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	0	$0	0.50%	8.8%	12/31/2023	$0.91	0	$0	0.25%	9.1%	12/31/2023	$0.92	0	$0	0.00%	9.4%
12/31/2022	0.84	0	0	0.50%	-16.3%	12/31/2022	0.84	0	0	0.25%	-16.1%	12/31/2022	0.84	0	0	0.00%	-16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	4.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Small Cap Growth R6 Retirement Class - 06-6N4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /20 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	1.25%	14.0%	12/31/2023	$1.14	0	$0	1.00%	14.2%	12/31/2023	$1.14	0	$0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	14.6%	12/31/2023	$1.15	0	$0	0.25%	14.8%	12/31/2023	$1.15	0	$0	0.00%	15.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Global Health Care R6 Retirement Class - 06-6PT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.07
Band 100	-	-	1.07
Band 75	-	-	1.07
Band 50	-	-	1.07
Band 25	-	-	1.07
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	1.25%	6.9%	12/31/2023	$1.07	0	$0	1.00%	7.0%	12/31/2023	$1.07	0	$0	0.75%	7.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	7.2%	12/31/2023	$1.07	0	$0	0.25%	7.3%	12/31/2023	$1.07	0	$0	0.00%	7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Core Equity R6 Retirement Class - 06-6RM (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.15
Band 100	-	-	1.15
Band 75	-	-	1.15
Band 50	-	-	1.15
Band 25	-	-	1.15
Band 0	-	-	1.15
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	1.25%	15.2%	12/31/2023	$1.15	0	$0	1.00%	15.3%	12/31/2023	$1.15	0	$0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	15.4%	12/31/2023	$1.15	0	$0	0.25%	15.4%	12/31/2023	$1.15	0	$0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund A Class - 06-938

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$772,023	$649,361	14,163
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$772,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$772,044	248,875	$3.10
Band 100	-	-	3.17
Band 75	-	-	3.24
Band 50	-	-	3.32
Band 25	-	-	3.39
Band 0	-	-	3.47
Total	$772,044	248,875

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(7,594)
Net investment income (loss)			(7,594)

Gain (loss) on investments:
Net realized gain (loss)			(3,323)
Realized gain distributions			3,775
Net change in unrealized appreciation (depreciation)			226,217
Net gain (loss)			226,669

Increase (decrease) in net assets from operations			$219,075

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,594)	$(6,767)
Net realized gain (loss)		(3,323)	313
Realized gain distributions		3,775	36,245
Net change in unrealized appreciation (depreciation)		226,217	(237,824)

Increase (decrease) in net assets from operations		219,075	(208,033)

Contract owner transactions:
Proceeds from units sold		251,016	208,087
Cost of units redeemed		(177,070)	(170,839)
Account charges		(320)	(423)
Increase (decrease)		73,626	36,825
Net increase (decrease)		292,701	(171,208)
Net assets, beginning		479,343	650,551
Net assets, ending		$772,044	$479,343

Units sold		96,611	85,360
Units redeemed		(67,840)	(70,751)
Net increase (decrease)		28,771	14,609
Units outstanding, beginning		220,104	205,495
Units outstanding, ending		248,875	220,104

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,550,992
Cost of units redeemed/account charges			(1,047,431)
Net investment income (loss)			(27,815)
Net realized gain (loss)			51,307
Realized gain distributions			122,329
Net change in unrealized appreciation (depreciation)			122,662
Net assets			$772,044
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.10	249	$772	1.25%	42.4%	12/31/2023	$3.17	0	$0	1.00%	42.8%	12/31/2023	$3.24	0	$0	0.75%	43.2%
12/31/2022	2.18	220	479	1.25%	-31.2%	12/31/2022	2.22	0	0	1.00%	-31.0%	12/31/2022	2.27	0	0	0.75%	-30.9%
12/31/2021	3.17	205	651	1.25%	21.0%	12/31/2021	3.22	0	0	1.00%	21.3%	12/31/2021	3.28	0	0	0.75%	21.6%
12/31/2020	2.62	264	691	1.25%	36.7%	12/31/2020	2.66	0	0	1.00%	37.0%	12/31/2020	2.70	0	0	0.75%	37.4%
12/31/2019	1.91	24	45	1.25%	34.7%	12/31/2019	1.94	0	0	1.00%	35.1%	12/31/2019	1.96	0	0	0.75%	35.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.32	0	$0	0.50%	43.5%	12/31/2023	$3.39	0	$0	0.25%	43.9%	12/31/2023	$3.47	0	$0	0.00%	44.2%
12/31/2022	2.31	0	0	0.50%	-30.7%	12/31/2022	2.36	0	0	0.25%	-30.5%	12/31/2022	2.41	0	0	0.00%	-30.3%
12/31/2021	3.34	0	0	0.50%	21.9%	12/31/2021	3.39	0	0	0.25%	22.2%	12/31/2021	3.45	0	0	0.00%	22.5%
12/31/2020	2.74	0	0	0.50%	37.7%	12/31/2020	2.78	0	0	0.25%	38.1%	12/31/2020	2.82	0	0	0.00%	38.4%
12/31/2019	1.99	0	0	0.50%	35.7%	12/31/2019	2.01	0	0	0.25%	36.1%	12/31/2019	2.04	0	0	0.00%	36.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust R6 Class - 06-GNK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.02
Band 50	-	-	1.03
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	1.25%	3.8%	12/31/2023	$1.00	0	$0	1.00%	4.0%	12/31/2023	$1.02	0	$0	0.75%	4.3%
12/31/2022	0.95	0	0	1.25%	-4.1%	12/31/2022	0.96	0	0	1.00%	-3.9%	12/31/2022	0.98	0	0	0.75%	-3.6%
12/31/2021	0.99	0	0	1.25%	-7.8%	12/31/2021	1.00	0	0	1.00%	-7.6%	12/31/2021	1.01	0	0	0.75%	-7.4%
12/31/2020	1.08	0	0	1.25%	-1.2%	12/31/2020	1.09	0	0	1.00%	-1.0%	12/31/2020	1.09	0	0	0.75%	-0.8%
12/31/2019	1.09	0	0	1.25%	11.4%	12/31/2019	1.10	0	0	1.00%	11.7%	12/31/2019	1.10	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	0.50%	4.6%	12/31/2023	$1.05	0	$0	0.25%	4.8%	12/31/2023	$1.07	0	$0	0.00%	5.1%
12/31/2022	0.99	0	0	0.50%	-3.4%	12/31/2022	1.00	0	0	0.25%	-3.2%	12/31/2022	1.01	0	0	0.00%	-2.9%
12/31/2021	1.02	0	0	0.50%	-7.1%	12/31/2021	1.03	0	0	0.25%	-6.9%	12/31/2021	1.04	0	0	0.00%	-6.7%
12/31/2020	1.10	0	0	0.50%	-0.5%	12/31/2020	1.11	0	0	0.25%	-0.3%	12/31/2020	1.12	0	0	0.00%	0.0%
12/31/2019	1.11	0	0	0.50%	12.2%	12/31/2019	1.11	0	0	0.25%	12.5%	12/31/2019	1.12	0	0	0.00%	12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund A Class - 06-GNM (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	1.25%	16.1%	12/31/2023	$1.30	0	$0	1.00%	16.4%	12/31/2023	$1.32	0	$0	0.75%	16.7%
12/31/2022	1.11	0	0	1.25%	-16.8%	12/31/2022	1.12	0	0	1.00%	-16.6%	12/31/2022	1.13	0	0	0.75%	-16.3%
12/31/2021	1.33	0	0	1.25%	11.9%	12/31/2021	1.34	0	0	1.00%	12.2%	12/31/2021	1.35	0	0	0.75%	12.5%
12/31/2020	1.19	0	0	1.25%	11.1%	12/31/2020	1.20	0	0	1.00%	11.4%	12/31/2020	1.20	0	0	0.75%	11.6%
12/31/2019	1.07	0	0	1.25%	15.8%	12/31/2019	1.07	0	0	1.00%	16.1%	12/31/2019	1.08	0	0	0.75%	16.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	17.0%	12/31/2023	$1.36	0	$0	0.25%	17.3%	12/31/2023	$1.38	0	$0	0.00%	17.6%
12/31/2022	1.15	0	0	0.50%	-16.1%	12/31/2022	1.16	0	0	0.25%	-15.9%	12/31/2022	1.18	0	0	0.00%	-15.7%
12/31/2021	1.37	0	0	0.50%	12.8%	12/31/2021	1.38	0	0	0.25%	13.0%	12/31/2021	1.40	0	0	0.00%	13.3%
12/31/2020	1.21	0	0	0.50%	11.9%	12/31/2020	1.22	0	0	0.25%	12.2%	12/31/2020	1.23	0	0	0.00%	12.5%
12/31/2019	1.08	0	0	0.50%	16.7%	12/31/2019	1.09	0	0	0.25%	17.0%	12/31/2019	1.10	0	0	0.00%	17.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$444,652	$443,433	29,125
Receivables: investments sold	92
Payables: investments purchased	-
Net assets	$444,744

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$444,744	339,249	$1.31
Band 100	-	-	1.33
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$444,744	339,249

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,328
Mortality & expense charges			(5,022)
Net investment income (loss)			3,306

Gain (loss) on investments:
Net realized gain (loss)			(311)
Realized gain distributions			6,562
Net change in unrealized appreciation (depreciation)			52,761
Net gain (loss)			59,012

Increase (decrease) in net assets from operations			$62,318

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,306	$1,520
Net realized gain (loss)		(311)	(8,516)
Realized gain distributions		6,562	16,422
Net change in unrealized appreciation (depreciation)		52,761	(104,202)

Increase (decrease) in net assets from operations		62,318	(94,776)

Contract owner transactions:
Proceeds from units sold		12,707	14,394
Cost of units redeemed		-	(130,677)
Account charges		(189)	(444)
Increase (decrease)		12,518	(116,727)
Net increase (decrease)		74,836	(211,503)
Net assets, beginning		369,908	581,411
Net assets, ending		$444,744	$369,908

Units sold		10,676	12,190
Units redeemed		(156)	(114,963)
Net increase (decrease)		10,520	(102,773)
Units outstanding, beginning		328,729	431,502
Units outstanding, ending		339,249	328,729

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$647,598
Cost of units redeemed/account charges			(282,838)
Net investment income (loss)			7,702
Net realized gain (loss)			(9,532)
Realized gain distributions			80,595
Net change in unrealized appreciation (depreciation)			1,219
Net assets			$444,744
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	339	$445	1.25%	16.5%	12/31/2023	$1.33	0	$0	1.00%	16.8%	12/31/2023	$1.35	0	$0	0.75%	17.1%
12/31/2022	1.13	329	370	1.25%	-16.5%	12/31/2022	1.14	0	0	1.00%	-16.3%	12/31/2022	1.15	0	0	0.75%	-16.1%
12/31/2021	1.35	432	581	1.25%	12.4%	12/31/2021	1.36	0	0	1.00%	12.7%	12/31/2021	1.37	0	0	0.75%	12.9%
12/31/2020	1.20	418	501	1.25%	11.4%	12/31/2020	1.21	0	0	1.00%	11.7%	12/31/2020	1.22	0	0	0.75%	11.9%
12/31/2019	1.08	436	469	1.25%	16.3%	12/31/2019	1.08	0	0	1.00%	16.6%	12/31/2019	1.09	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	17.4%	12/31/2023	$1.39	0	$0	0.25%	17.7%	12/31/2023	$1.41	0	$0	0.00%	18.0%
12/31/2022	1.17	0	0	0.50%	-15.9%	12/31/2022	1.18	0	0	0.25%	-15.6%	12/31/2022	1.20	0	0	0.00%	-15.4%
12/31/2021	1.39	0	0	0.50%	13.2%	12/31/2021	1.40	0	0	0.25%	13.5%	12/31/2021	1.42	0	0	0.00%	13.8%
12/31/2020	1.23	0	0	0.50%	12.2%	12/31/2020	1.24	0	0	0.25%	12.5%	12/31/2020	1.25	0	0	0.00%	12.8%
12/31/2019	1.09	0	0	0.50%	17.2%	12/31/2019	1.10	0	0	0.25%	17.5%	12/31/2019	1.10	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.6%
2021	1.3%
2020	1.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Balanced Fund Y Class - 06-GNP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,699,247
Cost of units redeemed/account charges			(32,334,115)
Net investment income (loss)			100,335
Net realized gain (loss)			1,534,533
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	1.25%	16.4%	12/31/2023	$1.32	0	$0	1.00%	16.7%	12/31/2023	$1.34	0	$0	0.75%	17.0%
12/31/2022	1.12	0	0	1.25%	-16.6%	12/31/2022	1.13	0	0	1.00%	-16.3%	12/31/2022	1.15	0	0	0.75%	-16.1%
12/31/2021	1.34	0	0	1.25%	12.3%	12/31/2021	1.36	0	0	1.00%	12.6%	12/31/2021	1.37	0	0	0.75%	12.8%
12/31/2020	1.20	0	0	1.25%	11.3%	12/31/2020	1.20	0	0	1.00%	11.6%	12/31/2020	1.21	0	0	0.75%	11.8%
12/31/2019	1.07	0	0	1.25%	16.2%	12/31/2019	1.08	0	0	1.00%	16.5%	12/31/2019	1.09	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	17.3%	12/31/2023	$1.38	0	$0	0.25%	17.6%	12/31/2023	$1.41	0	$0	0.00%	17.9%
12/31/2022	1.16	0	0	0.50%	-15.9%	12/31/2022	1.18	0	0	0.25%	-15.7%	12/31/2022	1.19	0	0	0.00%	-15.5%
12/31/2021	1.38	0	0	0.50%	13.1%	12/31/2021	1.40	0	0	0.25%	13.4%	12/31/2021	1.41	0	0	0.00%	13.7%
12/31/2020	1.22	0	0	0.50%	12.1%	12/31/2020	1.23	0	0	0.25%	12.4%	12/31/2020	1.24	0	0	0.00%	12.7%
12/31/2019	1.09	0	0	0.50%	17.0%	12/31/2019	1.10	0	0	0.25%	17.3%	12/31/2019	1.10	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund A Class - 06-GNR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.11
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.18
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,516
Cost of units redeemed/account charges			(2,541)
Net investment income (loss)			4
Net realized gain (loss)			21
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	1.25%	9.8%	12/31/2023	$1.11	0	$0	1.00%	10.0%	12/31/2023	$1.13	0	$0	0.75%	10.3%
12/31/2022	1.00	0	0	1.25%	-15.7%	12/31/2022	1.01	0	0	1.00%	-15.5%	12/31/2022	1.02	0	0	0.75%	-15.3%
12/31/2021	1.18	0	0	1.25%	4.3%	12/31/2021	1.19	0	0	1.00%	4.6%	12/31/2021	1.21	0	0	0.75%	4.9%
12/31/2020	1.13	0	0	1.25%	8.7%	12/31/2020	1.14	0	0	1.00%	8.9%	12/31/2020	1.15	0	0	0.75%	9.2%
12/31/2019	1.04	0	0	1.25%	10.4%	12/31/2019	1.05	0	0	1.00%	10.7%	12/31/2019	1.05	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	10.6%	12/31/2023	$1.16	0	$0	0.25%	10.9%	12/31/2023	$1.18	0	$0	0.00%	11.1%
12/31/2022	1.03	0	0	0.50%	-15.1%	12/31/2022	1.05	0	0	0.25%	-14.9%	12/31/2022	1.06	0	0	0.00%	-14.7%
12/31/2021	1.22	0	0	0.50%	5.1%	12/31/2021	1.23	0	0	0.25%	5.4%	12/31/2021	1.24	0	0	0.00%	5.6%
12/31/2020	1.16	0	0	0.50%	9.5%	12/31/2020	1.17	0	0	0.25%	9.8%	12/31/2020	1.18	0	0	0.00%	10.0%
12/31/2019	1.06	0	0	0.50%	11.3%	12/31/2019	1.06	0	0	0.25%	11.5%	12/31/2019	1.07	0	0	0.00%	11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$221	$227	21
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$221

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$221	198	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$221	198

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5
Mortality & expense charges			(3)
Net investment income (loss)			2

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			18
Net gain (loss)			18

Increase (decrease) in net assets from operations			$20

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2	$55
Net realized gain (loss)		-	(1,647)
Realized gain distributions		-	8
Net change in unrealized appreciation (depreciation)		18	(459)

Increase (decrease) in net assets from operations		20	(2,043)

Contract owner transactions:
Proceeds from units sold		-	68
Cost of units redeemed		-	(11,086)
Account charges		(2)	(11)
Increase (decrease)		(2)	(11,029)
Net increase (decrease)		18	(13,072)
Net assets, beginning		203	13,275
Net assets, ending		$221	$203

Units sold		-	61
Units redeemed		(2)	(10,949)
Net increase (decrease)		(2)	(10,888)
Units outstanding, beginning		200	11,088
Units outstanding, ending		198	200

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,443
Cost of units redeemed/account charges			(12,378)
Net investment income (loss)			135
Net realized gain (loss)			(1,625)
Realized gain distributions			652
Net change in unrealized appreciation (depreciation)			(6)
Net assets			$221
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	1.25%	10.1%	12/31/2023	$1.13	0	$0	1.00%	10.4%	12/31/2023	$1.15	0	$0	0.75%	10.7%
12/31/2022	1.01	0	0	1.25%	-15.4%	12/31/2022	1.03	0	0	1.00%	-15.2%	12/31/2022	1.04	0	0	0.75%	-15.0%
12/31/2021	1.20	11	13	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.2%
12/31/2020	1.14	11	13	1.25%	9.1%	12/31/2020	1.15	0	0	1.00%	9.4%	12/31/2020	1.16	0	0	0.75%	9.6%
12/31/2019	1.05	0	0	1.25%	10.9%	12/31/2019	1.05	0	0	1.00%	11.1%	12/31/2019	1.06	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	10.9%	12/31/2023	$1.18	0	$0	0.25%	11.2%	12/31/2023	$1.20	0	$0	0.00%	11.5%
12/31/2022	1.05	0	0	0.50%	-14.8%	12/31/2022	1.06	0	0	0.25%	-14.6%	12/31/2022	1.08	0	0	0.00%	-14.4%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.25	0	0	0.25%	5.7%	12/31/2021	1.26	0	0	0.00%	6.0%
12/31/2020	1.17	0	0	0.50%	9.9%	12/31/2020	1.18	0	0	0.25%	10.2%	12/31/2020	1.19	0	0	0.00%	10.5%
12/31/2019	1.06	0	0	0.50%	11.7%	12/31/2019	1.07	0	0	0.25%	12.0%	12/31/2019	1.08	0	0	0.00%	12.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.4%
2021	1.6%
2020	1.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Conservative Fund Y Class - 06-GNV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.11
Band 100	-	-	1.13
Band 75	-	-	1.14
Band 50	-	-	1.16
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$266,410
Cost of units redeemed/account charges			(276,771)
Net investment income (loss)			1,082
Net realized gain (loss)			9,279
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	1.25%	10.0%	12/31/2023	$1.13	0	$0	1.00%	10.3%	12/31/2023	$1.14	0	$0	0.75%	10.5%
12/31/2022	1.01	0	0	1.25%	-15.5%	12/31/2022	1.02	0	0	1.00%	-15.3%	12/31/2022	1.03	0	0	0.75%	-15.1%
12/31/2021	1.19	0	0	1.25%	4.6%	12/31/2021	1.21	0	0	1.00%	4.9%	12/31/2021	1.22	0	0	0.75%	5.2%
12/31/2020	1.14	0	0	1.25%	9.0%	12/31/2020	1.15	0	0	1.00%	9.3%	12/31/2020	1.16	0	0	0.75%	9.5%
12/31/2019	1.05	0	0	1.25%	10.6%	12/31/2019	1.05	0	0	1.00%	10.9%	12/31/2019	1.06	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	0.50%	10.8%	12/31/2023	$1.18	0	$0	0.25%	11.1%	12/31/2023	$1.20	0	$0	0.00%	11.4%
12/31/2022	1.05	0	0	0.50%	-14.9%	12/31/2022	1.06	0	0	0.25%	-14.7%	12/31/2022	1.07	0	0	0.00%	-14.5%
12/31/2021	1.23	0	0	0.50%	5.4%	12/31/2021	1.24	0	0	0.25%	5.7%	12/31/2021	1.26	0	0	0.00%	6.0%
12/31/2020	1.17	0	0	0.50%	9.8%	12/31/2020	1.18	0	0	0.25%	10.1%	12/31/2020	1.18	0	0	0.00%	10.4%
12/31/2019	1.06	0	0	0.50%	11.5%	12/31/2019	1.07	0	0	0.25%	11.7%	12/31/2019	1.07	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2)
Net investment income (loss)			(2)

Gain (loss) on investments:
Net realized gain (loss)			34
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4
Net gain (loss)			38

Increase (decrease) in net assets from operations			$36

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2)	$(3)
Net realized gain (loss)		34	(182)
Realized gain distributions		-	13
Net change in unrealized appreciation (depreciation)		4	30

Increase (decrease) in net assets from operations		36	(142)

Contract owner transactions:
Proceeds from units sold		-	923
Cost of units redeemed		(323)	(1,001)
Account charges		(1)	(6)
Increase (decrease)		(324)	(84)
Net increase (decrease)		(288)	(226)
Net assets, beginning		288	514
Net assets, ending		$-	$288

Units sold		-	759
Units redeemed		(251)	(875)
Net increase (decrease)		(251)	(116)
Units outstanding, beginning		251	367
Units outstanding, ending		-	251

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,052
Cost of units redeemed/account charges			(19,904)
Net investment income (loss)			305
Net realized gain (loss)			4,473
Realized gain distributions			74
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	1.25%	19.3%	12/31/2023	$1.39	0	$0	1.00%	19.6%	12/31/2023	$1.41	0	$0	0.75%	19.9%
12/31/2022	1.15	0	0	1.25%	-18.0%	12/31/2022	1.16	0	0	1.00%	-17.8%	12/31/2022	1.18	0	0	0.75%	-17.6%
12/31/2021	1.40	0	1	1.25%	15.3%	12/31/2021	1.41	0	0	1.00%	15.6%	12/31/2021	1.43	0	0	0.75%	15.9%
12/31/2020	1.21	0	0	1.25%	13.0%	12/31/2020	1.22	0	0	1.00%	13.3%	12/31/2020	1.23	0	0	0.75%	13.5%
12/31/2019	1.07	0	0	1.25%	19.3%	12/31/2019	1.08	0	0	1.00%	19.6%	12/31/2019	1.09	0	0	0.75%	19.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	20.2%	12/31/2023	$1.45	0	$0	0.25%	20.5%	12/31/2023	$1.48	0	$0	0.00%	20.8%
12/31/2022	1.19	0	0	0.50%	-17.4%	12/31/2022	1.21	0	0	0.25%	-17.2%	12/31/2022	1.22	0	0	0.00%	-17.0%
12/31/2021	1.44	0	0	0.50%	16.2%	12/31/2021	1.46	0	0	0.25%	16.5%	12/31/2021	1.47	0	0	0.00%	16.8%
12/31/2020	1.24	0	0	0.50%	13.8%	12/31/2020	1.25	0	0	0.25%	14.1%	12/31/2020	1.26	13	17	0.00%	14.4%
12/31/2019	1.09	0	0	0.50%	20.2%	12/31/2019	1.10	0	0	0.25%	20.5%	12/31/2019	1.10	13	15	0.00%	20.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	2.0%
2021	0.1%
2020	0.5%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,765	$1,634	95
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,765

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,765	1,262	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$1,765	1,262

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$43
Mortality & expense charges			(12)
Net investment income (loss)			31

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			29
Net change in unrealized appreciation (depreciation)			137
Net gain (loss)			167

Increase (decrease) in net assets from operations			$198

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$31	$(88)
Net realized gain (loss)		1	(2,514)
Realized gain distributions		29	4
Net change in unrealized appreciation (depreciation)		137	566

Increase (decrease) in net assets from operations		198	(2,032)

Contract owner transactions:
Proceeds from units sold		1,090	5,100
Cost of units redeemed		-	(11,001)
Account charges		(2)	(16)
Increase (decrease)		1,088	(5,917)
Net increase (decrease)		1,286	(7,949)
Net assets, beginning		479	8,428
Net assets, ending		$1,765	$479

Units sold		853	4,040
Units redeemed		(1)	(9,562)
Net increase (decrease)		852	(5,522)
Units outstanding, beginning		410	5,932
Units outstanding, ending		1,262	410

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$38,876
Cost of units redeemed/account charges			(36,883)
Net investment income (loss)			117
Net realized gain (loss)			(1,881)
Realized gain distributions			1,405
Net change in unrealized appreciation (depreciation)			131
Net assets			$1,765
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	1	$2	1.25%	19.7%	12/31/2023	$1.42	0	$0	1.00%	20.0%	12/31/2023	$1.44	0	$0	0.75%	20.3%
12/31/2022	1.17	0	0	1.25%	-17.8%	12/31/2022	1.18	0	0	1.00%	-17.6%	12/31/2022	1.20	0	0	0.75%	-17.3%
12/31/2021	1.42	6	8	1.25%	15.7%	12/31/2021	1.44	0	0	1.00%	16.0%	12/31/2021	1.45	0	0	0.75%	16.3%
12/31/2020	1.23	3	4	1.25%	13.3%	12/31/2020	1.24	0	0	1.00%	13.6%	12/31/2020	1.25	0	0	0.75%	13.9%
12/31/2019	1.08	8	9	1.25%	19.7%	12/31/2019	1.09	0	0	1.00%	20.0%	12/31/2019	1.09	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	20.6%	12/31/2023	$1.49	0	$0	0.25%	20.9%	12/31/2023	$1.51	0	$0	0.00%	21.2%
12/31/2022	1.21	0	0	0.50%	-17.1%	12/31/2022	1.23	0	0	0.25%	-16.9%	12/31/2022	1.24	0	0	0.00%	-16.7%
12/31/2021	1.46	0	0	0.50%	16.6%	12/31/2021	1.48	0	0	0.25%	16.9%	12/31/2021	1.49	0	0	0.00%	17.2%
12/31/2020	1.26	0	0	0.50%	14.2%	12/31/2020	1.27	0	0	0.25%	14.5%	12/31/2020	1.28	0	0	0.00%	14.8%
12/31/2019	1.10	0	0	0.50%	20.6%	12/31/2019	1.11	0	0	0.25%	20.9%	12/31/2019	1.11	0	0	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	0.1%
2021	2.0%
2020	0.4%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Dynamic Asset Allocation Growth Fund Y Class - 06-GNY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.48
Band 0	-	-	1.50
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$149
Cost of units redeemed/account charges			(151)
Net investment income (loss)			-
Net realized gain (loss)			2
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	1.25%	19.5%	12/31/2023	$1.41	0	$0	1.00%	19.8%	12/31/2023	$1.43	0	$0	0.75%	20.1%
12/31/2022	1.16	0	0	1.25%	-17.8%	12/31/2022	1.18	0	0	1.00%	-17.6%	12/31/2022	1.19	0	0	0.75%	-17.4%
12/31/2021	1.41	0	0	1.25%	15.6%	12/31/2021	1.43	0	0	1.00%	15.9%	12/31/2021	1.44	0	0	0.75%	16.2%
12/31/2020	1.22	0	0	1.25%	13.2%	12/31/2020	1.23	0	0	1.00%	13.5%	12/31/2020	1.24	0	0	0.75%	13.8%
12/31/2019	1.08	0	0	1.25%	19.5%	12/31/2019	1.09	0	0	1.00%	19.8%	12/31/2019	1.09	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	20.4%	12/31/2023	$1.48	0	$0	0.25%	20.7%	12/31/2023	$1.50	0	$0	0.00%	21.0%
12/31/2022	1.21	0	0	0.50%	-17.2%	12/31/2022	1.22	0	0	0.25%	-17.0%	12/31/2022	1.24	0	0	0.00%	-16.8%
12/31/2021	1.46	0	0	0.50%	16.5%	12/31/2021	1.47	0	0	0.25%	16.8%	12/31/2021	1.49	0	0	0.00%	17.1%
12/31/2020	1.25	0	0	0.50%	14.1%	12/31/2020	1.26	0	0	0.25%	14.4%	12/31/2020	1.27	0	0	0.00%	14.7%
12/31/2019	1.10	0	0	0.50%	20.4%	12/31/2019	1.10	0	0	0.25%	20.7%	12/31/2019	1.11	0	0	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value A Class - 06-FCG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,866,225	$2,747,130	94,651
Receivables: investments sold	54,722
Payables: investments purchased	-
Net assets	$2,920,947

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,920,947	1,556,285	$1.88
Band 100	-	-	1.91
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.04
Total	$2,920,947	1,556,285

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$30,557
Mortality & expense charges			(24,566)
Net investment income (loss)			5,991

Gain (loss) on investments:
Net realized gain (loss)			269
Realized gain distributions			90,497
Net change in unrealized appreciation (depreciation)			192,950
Net gain (loss)			283,716

Increase (decrease) in net assets from operations			$289,707

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,991	$10,399
Net realized gain (loss)		269	23,437
Realized gain distributions		90,497	79,911
Net change in unrealized appreciation (depreciation)		192,950	(145,463)

Increase (decrease) in net assets from operations		289,707	(31,716)

Contract owner transactions:
Proceeds from units sold		1,283,497	1,362,504
Cost of units redeemed		(341,100)	(316,697)
Account charges		(572)	(151)
Increase (decrease)		941,825	1,045,656
Net increase (decrease)		1,231,532	1,013,940
Net assets, beginning		1,689,415	675,475
Net assets, ending		$2,920,947	$1,689,415

Units sold		728,680	843,831
Units redeemed		(198,253)	(210,538)
Net increase (decrease)		530,427	633,293
Units outstanding, beginning		1,025,858	392,565
Units outstanding, ending		1,556,285	1,025,858

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,435,421
Cost of units redeemed/account charges			(2,108,424)
Net investment income (loss)			20,446
Net realized gain (loss)			184,961
Realized gain distributions			269,448
Net change in unrealized appreciation (depreciation)			119,095
Net assets			$2,920,947
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	1,556	$2,921	1.25%	14.0%	12/31/2023	$1.91	0	$0	1.00%	14.3%	12/31/2023	$1.94	0	$0	0.75%	14.5%
12/31/2022	1.65	1,026	1,689	1.25%	-4.3%	12/31/2022	1.67	0	0	1.00%	-4.1%	12/31/2022	1.70	0	0	0.75%	-3.8%
12/31/2021	1.72	393	675	1.25%	25.3%	12/31/2021	1.74	0	0	1.00%	25.6%	12/31/2021	1.76	0	0	0.75%	25.9%
12/31/2020	1.37	527	724	1.25%	4.5%	12/31/2020	1.39	0	0	1.00%	4.8%	12/31/2020	1.40	0	0	0.75%	5.0%
12/31/2019	1.31	601	790	1.25%	28.3%	12/31/2019	1.32	0	0	1.00%	28.6%	12/31/2019	1.33	0	0	0.75%	29.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	0	$0	0.50%	14.8%	12/31/2023	$2.01	0	$0	0.25%	15.1%	12/31/2023	$2.04	0	$0	0.00%	15.4%
12/31/2022	1.72	0	0	0.50%	-3.6%	12/31/2022	1.74	0	0	0.25%	-3.3%	12/31/2022	1.77	0	0	0.00%	-3.1%
12/31/2021	1.78	0	0	0.50%	26.2%	12/31/2021	1.80	0	0	0.25%	26.5%	12/31/2021	1.83	0	0	0.00%	26.8%
12/31/2020	1.41	0	0	0.50%	5.3%	12/31/2020	1.43	0	0	0.25%	5.6%	12/31/2020	1.44	0	0	0.00%	5.8%
12/31/2019	1.34	0	0	0.50%	29.3%	12/31/2019	1.35	0	0	0.25%	29.6%	12/31/2019	1.36	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	2.3%
2021	1.2%
2020	1.4%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value Y Class - 06-FCF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,642,811	$2,379,500	87,100
Receivables: investments sold	45,107
Payables: investments purchased	-
Net assets	$2,687,918

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,687,918	1,408,231	$1.91
Band 100	-	-	1.94
Band 75	-	-	1.97
Band 50	-	-	2.01
Band 25	-	-	2.04
Band 0	-	-	2.08
Total	$2,687,918	1,408,231

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$37,657
Mortality & expense charges			(26,113)
Net investment income (loss)			11,544

Gain (loss) on investments:
Net realized gain (loss)			14,527
Realized gain distributions			95,388
Net change in unrealized appreciation (depreciation)			184,713
Net gain (loss)			294,628

Increase (decrease) in net assets from operations			$306,172

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,544	$13,629
Net realized gain (loss)		14,527	66,274
Realized gain distributions		95,388	85,786
Net change in unrealized appreciation (depreciation)		184,713	(240,264)

Increase (decrease) in net assets from operations		306,172	(74,575)

Contract owner transactions:
Proceeds from units sold		663,916	512,226
Cost of units redeemed		(87,860)	(361,155)
Account charges		(1,077)	(669)
Increase (decrease)		574,979	150,402
Net increase (decrease)		881,151	75,827
Net assets, beginning		1,806,767	1,730,940
Net assets, ending		$2,687,918	$1,806,767

Units sold		377,146	303,666
Units redeemed		(50,024)	(216,404)
Net increase (decrease)		327,122	87,262
Units outstanding, beginning		1,081,109	993,847
Units outstanding, ending		1,408,231	1,081,109

* Date of Fund Inception into Variable Account: 3 /23 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,145,949
Cost of units redeemed/account charges			(1,229,506)
Net investment income (loss)			40,889
Net realized gain (loss)			106,729
Realized gain distributions			360,546
Net change in unrealized appreciation (depreciation)			263,311
Net assets			$2,687,918
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.91	1,408	$2,688	1.25%	14.2%	12/31/2023	$1.94	0	$0	1.00%	14.5%	12/31/2023	$1.97	0	$0	0.75%	14.8%
12/31/2022	1.67	1,081	1,807	1.25%	-4.0%	12/31/2022	1.70	0	0	1.00%	-3.8%	12/31/2022	1.72	0	0	0.75%	-3.6%
12/31/2021	1.74	994	1,731	1.25%	25.6%	12/31/2021	1.76	0	0	1.00%	25.9%	12/31/2021	1.78	0	0	0.75%	26.2%
12/31/2020	1.39	949	1,316	1.25%	4.8%	12/31/2020	1.40	0	0	1.00%	5.0%	12/31/2020	1.41	0	0	0.75%	5.3%
12/31/2019	1.32	1,224	1,621	1.25%	28.6%	12/31/2019	1.33	0	0	1.00%	28.9%	12/31/2019	1.34	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	0	$0	0.50%	15.1%	12/31/2023	$2.04	0	$0	0.25%	15.4%	12/31/2023	$2.08	0	$0	0.00%	15.6%
12/31/2022	1.75	0	0	0.50%	-3.3%	12/31/2022	1.77	0	0	0.25%	-3.1%	12/31/2022	1.80	0	0	0.00%	-2.8%
12/31/2021	1.81	0	0	0.50%	26.5%	12/31/2021	1.83	0	0	0.25%	26.9%	12/31/2021	1.85	0	0	0.00%	27.2%
12/31/2020	1.43	0	0	0.50%	5.5%	12/31/2020	1.44	0	0	0.25%	5.8%	12/31/2020	1.45	0	0	0.00%	6.1%
12/31/2019	1.35	0	0	0.50%	29.6%	12/31/2019	1.36	0	0	0.25%	29.9%	12/31/2019	1.37	0	0	0.00%	30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	2.0%
2021	1.3%
2020	1.6%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund R6 Class - 06-GCG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,955,760	$1,611,110	32,651
Receivables: investments sold	-
Payables: investments purchased	(23,456)
Net assets	$1,932,304

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,932,304	768,819	$2.51
Band 100	-	-	2.55
Band 75	-	-	2.60
Band 50	-	-	2.64
Band 25	-	-	2.68
Band 0	-	-	2.73
Total	$1,932,304	768,819

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(21,397)
Net investment income (loss)			(21,397)

Gain (loss) on investments:
Net realized gain (loss)			10,275
Realized gain distributions			8,835
Net change in unrealized appreciation (depreciation)			616,699
Net gain (loss)			635,809

Increase (decrease) in net assets from operations			$614,412

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(21,397)	$(23,260)
Net realized gain (loss)		10,275	137,715
Realized gain distributions		8,835	96,537
Net change in unrealized appreciation (depreciation)		616,699	(938,118)

Increase (decrease) in net assets from operations		614,412	(727,126)

Contract owner transactions:
Proceeds from units sold		204,783	462,067
Cost of units redeemed		(352,827)	(970,039)
Account charges		(6,802)	(7,071)
Increase (decrease)		(154,846)	(515,043)
Net increase (decrease)		459,566	(1,242,169)
Net assets, beginning		1,472,738	2,714,907
Net assets, ending		$1,932,304	$1,472,738

Units sold		95,923	239,346
Units redeemed		(164,581)	(467,654)
Net increase (decrease)		(68,658)	(228,308)
Units outstanding, beginning		837,477	1,065,785
Units outstanding, ending		768,819	837,477

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,085,186
Cost of units redeemed/account charges			(2,095,138)
Net investment income (loss)			(99,599)
Net realized gain (loss)			296,824
Realized gain distributions			400,381
Net change in unrealized appreciation (depreciation)			344,650
Net assets			$1,932,304
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.51	769	$1,932	1.25%	42.9%	12/31/2023	$2.55	0	$0	1.00%	43.3%	12/31/2023	$2.60	0	$0	0.75%	43.6%
12/31/2022	1.76	837	1,473	1.25%	-31.0%	12/31/2022	1.78	0	0	1.00%	-30.8%	12/31/2022	1.81	0	0	0.75%	-30.6%
12/31/2021	2.55	1,066	2,715	1.25%	21.4%	12/31/2021	2.58	0	0	1.00%	21.7%	12/31/2021	2.61	0	0	0.75%	22.0%
12/31/2020	2.10	897	1,882	1.25%	37.2%	12/31/2020	2.12	0	0	1.00%	37.5%	12/31/2020	2.14	0	0	0.75%	37.9%
12/31/2019	1.53	962	1,471	1.25%	35.2%	12/31/2019	1.54	0	0	1.00%	35.5%	12/31/2019	1.55	0	0	0.75%	35.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.64	0	$0	0.50%	44.0%	12/31/2023	$2.68	0	$0	0.25%	44.4%	12/31/2023	$2.73	0	$0	0.00%	44.7%
12/31/2022	1.83	0	0	0.50%	-30.4%	12/31/2022	1.86	0	0	0.25%	-30.3%	12/31/2022	1.88	0	0	0.00%	-30.1%
12/31/2021	2.64	0	0	0.50%	22.3%	12/31/2021	2.67	0	0	0.25%	22.6%	12/31/2021	2.70	0	0	0.00%	23.0%
12/31/2020	2.15	0	0	0.50%	38.2%	12/31/2020	2.17	0	0	0.25%	38.5%	12/31/2020	2.19	0	0	0.00%	38.9%
12/31/2019	1.56	0	0	0.50%	36.2%	12/31/2019	1.57	0	0	0.25%	36.6%	12/31/2019	1.58	0	0	0.00%	36.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Large Cap Value R6 Class - 06-36H

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,301,515	$6,037,707	205,094
Receivables: investments sold	29,759
Payables: investments purchased	-
Net assets	$6,331,274

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,331,274	3,724,327	$1.70
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.80
Band 0	-	-	1.82
Total	$6,331,274	3,724,327

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$87,737
Mortality & expense charges			(55,530)
Net investment income (loss)			32,207

Gain (loss) on investments:
Net realized gain (loss)			12,807
Realized gain distributions			228,194
Net change in unrealized appreciation (depreciation)			314,869
Net gain (loss)			555,870

Increase (decrease) in net assets from operations			$588,077

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$32,207	$25,981
Net realized gain (loss)		12,807	38,529
Realized gain distributions		228,194	148,760
Net change in unrealized appreciation (depreciation)		314,869	(203,186)

Increase (decrease) in net assets from operations		588,077	10,084

Contract owner transactions:
Proceeds from units sold		3,359,456	2,450,806
Cost of units redeemed		(587,410)	(921,886)
Account charges		(6,261)	(4,970)
Increase (decrease)		2,765,785	1,523,950
Net increase (decrease)		3,353,862	1,534,034
Net assets, beginning		2,977,412	1,443,378
Net assets, ending		$6,331,274	$2,977,412

Units sold		2,098,180	1,760,199
Units redeemed		(375,990)	(690,245)
Net increase (decrease)		1,722,190	1,069,954
Units outstanding, beginning		2,002,137	932,183
Units outstanding, ending		3,724,327	2,002,137

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,412,479
Cost of units redeemed/account charges			(2,003,744)
Net investment income (loss)			69,303
Net realized gain (loss)			82,094
Realized gain distributions			507,334
Net change in unrealized appreciation (depreciation)			263,808
Net assets			$6,331,274
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	3,724	$6,331	1.25%	14.3%	12/31/2023	$1.72	0	$0	1.00%	14.6%	12/31/2023	$1.75	0	$0	0.75%	14.9%
12/31/2022	1.49	2,002	2,977	1.25%	-4.0%	12/31/2022	1.50	0	0	1.00%	-3.7%	12/31/2022	1.52	0	0	0.75%	-3.5%
12/31/2021	1.55	932	1,443	1.25%	25.7%	12/31/2021	1.56	0	0	1.00%	26.1%	12/31/2021	1.58	0	0	0.75%	26.4%
12/31/2020	1.23	685	844	1.25%	4.9%	12/31/2020	1.24	0	0	1.00%	5.1%	12/31/2020	1.25	0	0	0.75%	5.4%
12/31/2019	1.17	525	616	1.25%	28.8%	12/31/2019	1.18	0	0	1.00%	29.1%	12/31/2019	1.18	0	0	0.75%	29.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	0	$0	0.50%	15.2%	12/31/2023	$1.80	0	$0	0.25%	15.5%	12/31/2023	$1.82	0	$0	0.00%	15.7%
12/31/2022	1.54	0	0	0.50%	-3.2%	12/31/2022	1.56	0	0	0.25%	-3.0%	12/31/2022	1.58	0	0	0.00%	-2.8%
12/31/2021	1.59	0	0	0.50%	26.7%	12/31/2021	1.61	0	0	0.25%	27.0%	12/31/2021	1.62	0	0	0.00%	27.3%
12/31/2020	1.26	0	0	0.50%	5.7%	12/31/2020	1.26	0	0	0.25%	5.9%	12/31/2020	1.27	0	0	0.00%	6.2%
12/31/2019	1.19	0	0	0.50%	29.7%	12/31/2019	1.19	0	0	0.25%	30.1%	12/31/2019	1.20	0	0	0.00%	30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	2.4%
2021	1.4%
2020	2.0%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Sustainable Leaders Fund R6 Class - 06-3XG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$149,150	$131,105	1,213
Receivables: investments sold	-
Payables: investments purchased	(1,113)
Net assets	$148,037

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$148,037	86,770	$1.71
Band 100	-	-	1.73
Band 75	-	-	1.75
Band 50	-	-	1.77
Band 25	-	-	1.79
Band 0	-	-	1.81
Total	$148,037	86,770

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$623
Mortality & expense charges			(1,291)
Net investment income (loss)			(668)

Gain (loss) on investments:
Net realized gain (loss)			371
Realized gain distributions			3,539
Net change in unrealized appreciation (depreciation)			22,114
Net gain (loss)			26,024

Increase (decrease) in net assets from operations			$25,356

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(668)	$(187)
Net realized gain (loss)		371	(159)
Realized gain distributions		3,539	2,979
Net change in unrealized appreciation (depreciation)		22,114	(4,268)

Increase (decrease) in net assets from operations		25,356	(1,635)

Contract owner transactions:
Proceeds from units sold		61,329	72,220
Cost of units redeemed		(14,430)	(879)
Account charges		(214)	(58)
Increase (decrease)		46,685	71,283
Net increase (decrease)		72,041	69,648
Net assets, beginning		75,996	6,348
Net assets, ending		$148,037	$75,996

Units sold		40,623	52,831
Units redeemed		(9,581)	(665)
Net increase (decrease)		31,042	52,166
Units outstanding, beginning		55,728	3,562
Units outstanding, ending		86,770	55,728

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$141,346
Cost of units redeemed/account charges			(18,810)
Net investment income (loss)			(874)
Net realized gain (loss)			869
Realized gain distributions			7,461
Net change in unrealized appreciation (depreciation)			18,045
Net assets			$148,037
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	87	$148	1.25%	25.1%	12/31/2023	$1.73	0	$0	1.00%	25.4%	12/31/2023	$1.75	0	$0	0.75%	25.7%
12/31/2022	1.36	56	76	1.25%	-23.5%	12/31/2022	1.38	0	0	1.00%	-23.3%	12/31/2022	1.39	0	0	0.75%	-23.1%
12/31/2021	1.78	4	6	1.25%	22.1%	12/31/2021	1.79	0	0	1.00%	22.4%	12/31/2021	1.81	0	0	0.75%	22.7%
12/31/2020	1.46	3	5	1.25%	27.4%	12/31/2020	1.47	0	0	1.00%	27.7%	12/31/2020	1.47	0	0	0.75%	28.0%
12/31/2019	1.15	0	0	1.25%	14.6%	12/31/2019	1.15	0	0	1.00%	14.7%	12/31/2019	1.15	0	0	0.75%	14.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	0	$0	0.50%	26.0%	12/31/2023	$1.79	0	$0	0.25%	26.4%	12/31/2023	$1.81	0	$0	0.00%	26.7%
12/31/2022	1.40	0	0	0.50%	-22.9%	12/31/2022	1.41	0	0	0.25%	-22.7%	12/31/2022	1.43	0	0	0.00%	-22.5%
12/31/2021	1.82	0	0	0.50%	23.1%	12/31/2021	1.83	0	0	0.25%	23.4%	12/31/2021	1.84	0	0	0.00%	23.7%
12/31/2020	1.48	0	0	0.50%	28.3%	12/31/2020	1.48	0	0	0.25%	28.6%	12/31/2020	1.49	0	0	0.00%	29.0%
12/31/2019	1.15	0	0	0.50%	15.1%	12/31/2019	1.15	0	0	0.25%	15.3%	12/31/2019	1.15	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.0%
2021	0.8%
2020	1.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Sustainable Future Fund R6 Class - 06-3XC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,142	$11,165	460
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$9,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,148	6,255	$1.46
Band 100	-	-	1.48
Band 75	-	-	1.50
Band 50	-	-	1.51
Band 25	-	-	1.53
Band 0	-	-	1.55
Total	$9,148	6,255

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(98)
Net investment income (loss)			(98)

Gain (loss) on investments:
Net realized gain (loss)			(41)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,107
Net gain (loss)			2,066

Increase (decrease) in net assets from operations			$1,968

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(98)	$(93)
Net realized gain (loss)		(41)	(52)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,107	(2,985)

Increase (decrease) in net assets from operations		1,968	(3,130)

Contract owner transactions:
Proceeds from units sold		67	2,790
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		67	2,790
Net increase (decrease)		2,035	(340)
Net assets, beginning		7,113	7,453
Net assets, ending		$9,148	$7,113

Units sold		53	1,945
Units redeemed		-	-
Net increase (decrease)		53	1,945
Units outstanding, beginning		6,202	4,257
Units outstanding, ending		6,255	6,202

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$42,373
Cost of units redeemed/account charges			(31,952)
Net investment income (loss)			(323)
Net realized gain (loss)			76
Realized gain distributions			997
Net change in unrealized appreciation (depreciation)			(2,023)
Net assets			$9,148
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	6	$9	1.25%	27.5%	12/31/2023	$1.48	0	$0	1.00%	27.8%	12/31/2023	$1.50	0	$0	0.75%	28.2%
12/31/2022	1.15	6	7	1.25%	-34.5%	12/31/2022	1.16	0	0	1.00%	-34.3%	12/31/2022	1.17	0	0	0.75%	-34.2%
12/31/2021	1.75	4	7	1.25%	4.8%	12/31/2021	1.76	0	0	1.00%	5.1%	12/31/2021	1.77	0	0	0.75%	5.3%
12/31/2020	1.67	0	0	1.25%	51.4%	12/31/2020	1.68	0	0	1.00%	51.8%	12/31/2020	1.68	0	0	0.75%	52.1%
12/31/2019	1.10	2	2	1.25%	10.4%	12/31/2019	1.11	0	0	1.00%	10.5%	12/31/2019	1.11	0	0	0.75%	10.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	0.50%	28.5%	12/31/2023	$1.53	0	$0	0.25%	28.8%	12/31/2023	$1.55	0	$0	0.00%	29.1%
12/31/2022	1.18	0	0	0.50%	-34.0%	12/31/2022	1.19	0	0	0.25%	-33.8%	12/31/2022	1.20	0	0	0.00%	-33.7%
12/31/2021	1.79	0	0	0.50%	5.6%	12/31/2021	1.80	0	0	0.25%	5.8%	12/31/2021	1.81	0	0	0.00%	6.1%
12/31/2020	1.69	0	0	0.50%	52.5%	12/31/2020	1.70	0	0	0.25%	52.9%	12/31/2020	1.70	0	0	0.00%	53.3%
12/31/2019	1.11	0	0	0.50%	10.9%	12/31/2019	1.11	0	0	0.25%	11.0%	12/31/2019	1.11	0	0	0.00%	11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust Y Class - 06-897 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.06
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.14
Band 25	-	-	1.16
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,182
Cost of units redeemed/account charges			(9,087)
Net investment income (loss)			110
Net realized gain (loss)			(205)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	1.25%	3.7%	12/31/2023	$1.09	0	$0	1.00%	4.0%	12/31/2023	$1.11	0	$0	0.75%	4.2%
12/31/2022	1.02	0	0	1.25%	-4.3%	12/31/2022	1.04	0	0	1.00%	-4.1%	12/31/2022	1.07	0	0	0.75%	-3.8%
12/31/2021	1.07	0	0	1.25%	-8.0%	12/31/2021	1.09	0	0	1.00%	-7.7%	12/31/2021	1.11	0	0	0.75%	-7.5%
12/31/2020	1.16	0	0	1.25%	-1.1%	12/31/2020	1.18	0	0	1.00%	-0.9%	12/31/2020	1.20	0	0	0.75%	-0.6%
12/31/2019	1.18	3	3	1.25%	11.1%	12/31/2019	1.19	0	0	1.00%	11.4%	12/31/2019	1.21	0	0	0.75%	11.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	4.5%	12/31/2023	$1.16	0	$0	0.25%	4.8%	12/31/2023	$1.19	0	$0	0.00%	5.0%
12/31/2022	1.09	0	0	0.50%	-3.6%	12/31/2022	1.11	0	0	0.25%	-3.4%	12/31/2022	1.13	0	0	0.00%	-3.1%
12/31/2021	1.13	0	0	0.50%	-7.3%	12/31/2021	1.15	0	0	0.25%	-7.0%	12/31/2021	1.17	0	0	0.00%	-6.8%
12/31/2020	1.22	0	0	0.50%	-0.4%	12/31/2020	1.23	0	0	0.25%	-0.1%	12/31/2020	1.25	0	0	0.00%	0.1%
12/31/2019	1.22	0	0	0.50%	11.9%	12/31/2019	1.24	0	0	0.25%	12.2%	12/31/2019	1.25	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	2.2%
2019	7.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Emerging Mkts Equity R6 Class - 06-64J (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.75
Band 100	-	-	0.76
Band 75	-	-	0.76
Band 50	-	-	0.76
Band 25	-	-	0.77
Band 0	-	-	0.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.75	0	$0	1.25%	11.0%	12/31/2023	$0.76	0	$0	1.00%	11.3%	12/31/2023	$0.76	0	$0	0.75%	11.6%
12/31/2022	0.68	0	0	1.25%	-28.2%	12/31/2022	0.68	0	0	1.00%	-28.0%	12/31/2022	0.68	0	0	0.75%	-27.8%
12/31/2021	0.94	0	0	1.25%	-5.7%	12/31/2021	0.94	0	0	1.00%	-5.7%	12/31/2021	0.94	0	0	0.75%	-5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.76	0	$0	0.50%	11.9%	12/31/2023	$0.77	0	$0	0.25%	12.1%	12/31/2023	$0.77	0	$0	0.00%	12.4%
12/31/2022	0.68	0	0	0.50%	-27.6%	12/31/2022	0.69	0	0	0.25%	-27.5%	12/31/2022	0.69	0	0	0.00%	-27.3%
12/31/2021	0.94	0	0	0.50%	-5.6%	12/31/2021	0.95	0	0	0.25%	-5.5%	12/31/2021	0.95	0	0	0.00%	-5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Growth Opportunities Fund Y Class - 06-899

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,028,163	$11,165,787	188,436
Receivables: investments sold	-
Payables: investments purchased	(12,177)
Net assets	$11,015,986

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,015,986	3,472,375	$3.17
Band 100	-	-	3.24
Band 75	-	-	3.32
Band 50	-	-	3.39
Band 25	-	-	3.47
Band 0	-	-	3.55
Total	$11,015,986	3,472,375

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(117,071)
Net investment income (loss)			(117,071)

Gain (loss) on investments:
Net realized gain (loss)			(108,112)
Realized gain distributions			50,426
Net change in unrealized appreciation (depreciation)			3,459,342
Net gain (loss)			3,401,656

Increase (decrease) in net assets from operations			$3,284,585

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(117,071)	$(105,732)
Net realized gain (loss)		(108,112)	(192,345)
Realized gain distributions		50,426	513,589
Net change in unrealized appreciation (depreciation)		3,459,342	(3,582,082)

Increase (decrease) in net assets from operations		3,284,585	(3,366,570)

Contract owner transactions:
Proceeds from units sold		712,246	776,799
Cost of units redeemed		(589,345)	(822,971)
Account charges		(134)	(34)
Increase (decrease)		122,767	(46,206)
Net increase (decrease)		3,407,352	(3,412,776)
Net assets, beginning		7,608,634	11,021,410
Net assets, ending		$11,015,986	$7,608,634

Units sold		256,478	317,183
Units redeemed		(208,685)	(313,408)
Net increase (decrease)		47,793	3,775
Units outstanding, beginning		3,424,582	3,420,807
Units outstanding, ending		3,472,375	3,424,582

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,168,742
Cost of units redeemed/account charges			(1,891,746)
Net investment income (loss)			(285,425)
Net realized gain (loss)			(281,273)
Realized gain distributions			1,443,312
Net change in unrealized appreciation (depreciation)			(137,624)
Net assets			$11,015,986
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.17	3,472	$11,016	1.25%	42.8%	12/31/2023	$3.24	0	$0	1.00%	43.1%	12/31/2023	$3.32	0	$0	0.75%	43.5%
12/31/2022	2.22	3,425	7,609	1.25%	-31.0%	12/31/2022	2.27	0	0	1.00%	-30.9%	12/31/2022	2.31	0	0	0.75%	-30.7%
12/31/2021	3.22	3,421	11,021	1.25%	21.3%	12/31/2021	3.28	0	0	1.00%	21.6%	12/31/2021	3.34	0	0	0.75%	21.9%
12/31/2020	2.66	12	33	1.25%	37.0%	12/31/2020	2.70	0	0	1.00%	37.4%	12/31/2020	2.74	0	0	0.75%	37.7%
12/31/2019	1.94	0	0	1.25%	35.0%	12/31/2019	1.96	0	0	1.00%	35.4%	12/31/2019	1.99	0	0	0.75%	35.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.39	0	$0	0.50%	43.9%	12/31/2023	$3.47	0	$0	0.25%	44.2%	12/31/2023	$3.55	0	$0	0.00%	44.6%
12/31/2022	2.36	0	0	0.50%	-30.5%	12/31/2022	2.41	0	0	0.25%	-30.3%	12/31/2022	2.45	0	0	0.00%	-30.2%
12/31/2021	3.39	0	0	0.50%	22.2%	12/31/2021	3.45	0	0	0.25%	22.5%	12/31/2021	3.51	0	0	0.00%	22.8%
12/31/2020	2.78	0	0	0.50%	38.1%	12/31/2020	2.82	0	0	0.25%	38.4%	12/31/2020	2.86	0	0	0.00%	38.8%
12/31/2019	2.01	0	0	0.50%	36.1%	12/31/2019	2.04	0	0	0.25%	36.4%	12/31/2019	2.06	0	0	0.00%	36.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Putnam Diversified Income Trust A Class - 06-936 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.09
Band 50	-	-	1.11
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	1.25%	3.3%	12/31/2023	$1.06	0	$0	1.00%	3.5%	12/31/2023	$1.09	0	$0	0.75%	3.8%
12/31/2022	1.01	0	0	1.25%	-4.5%	12/31/2022	1.03	0	0	1.00%	-4.2%	12/31/2022	1.05	0	0	0.75%	-4.0%
12/31/2021	1.05	0	0	1.25%	-8.1%	12/31/2021	1.07	0	0	1.00%	-7.9%	12/31/2021	1.09	0	0	0.75%	-7.6%
12/31/2020	1.14	0	0	1.25%	-1.5%	12/31/2020	1.16	0	0	1.00%	-1.2%	12/31/2020	1.18	0	0	0.75%	-1.0%
12/31/2019	1.16	0	0	1.25%	10.9%	12/31/2019	1.18	0	0	1.00%	11.1%	12/31/2019	1.19	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	4.0%	12/31/2023	$1.14	0	$0	0.25%	4.3%	12/31/2023	$1.16	0	$0	0.00%	4.5%
12/31/2022	1.07	0	0	0.50%	-3.8%	12/31/2022	1.09	0	0	0.25%	-3.5%	12/31/2022	1.11	0	0	0.00%	-3.3%
12/31/2021	1.11	0	0	0.50%	-7.4%	12/31/2021	1.13	0	0	0.25%	-7.2%	12/31/2021	1.15	0	0	0.00%	-6.9%
12/31/2020	1.20	0	0	0.50%	-0.7%	12/31/2020	1.22	0	0	0.25%	-0.5%	12/31/2020	1.23	0	0	0.00%	-0.2%
12/31/2019	1.21	0	0	0.50%	11.7%	12/31/2019	1.22	0	0	0.25%	12.0%	12/31/2019	1.24	0	0	0.00%	12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$351,462	$356,324	30,670
Receivables: investments sold	10,452
Payables: investments purchased	-
Net assets	$361,914

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$361,914	123,237	$2.94
Band 100	-	-	3.03
Band 75	-	-	3.14
Band 50	-	-	3.24
Band 25	-	-	3.35
Band 0	-	-	3.46
Total	$361,914	123,237

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,021
Mortality & expense charges			(5,913)
Net investment income (loss)			(1,892)

Gain (loss) on investments:
Net realized gain (loss)			(35,247)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			63,963
Net gain (loss)			28,716

Increase (decrease) in net assets from operations			$26,824

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,892)	$(2,352)
Net realized gain (loss)		(35,247)	(5,040)
Realized gain distributions		-	28,731
Net change in unrealized appreciation (depreciation)		63,963	(117,147)

Increase (decrease) in net assets from operations		26,824	(95,808)

Contract owner transactions:
Proceeds from units sold		70,830	92,947
Cost of units redeemed		(240,695)	(119,385)
Account charges		(912)	(872)
Increase (decrease)		(170,777)	(27,310)
Net increase (decrease)		(143,953)	(123,118)
Net assets, beginning		505,867	628,985
Net assets, ending		$361,914	$505,867

Units sold		26,080	33,066
Units redeemed		(91,620)	(43,826)
Net increase (decrease)		(65,540)	(10,760)
Units outstanding, beginning		188,777	199,537
Units outstanding, ending		123,237	188,777

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,316,487
Cost of units redeemed/account charges			(20,091,563)
Net investment income (loss)			(67,325)
Net realized gain (loss)			(1,309,752)
Realized gain distributions			3,518,929
Net change in unrealized appreciation (depreciation)			(4,862)
Net assets			$361,914
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.94	123	$362	1.25%	9.6%	12/31/2023	$3.03	0	$0	1.00%	9.9%	12/31/2023	$3.14	0	$0	0.75%	10.1%
12/31/2022	2.68	189	506	1.25%	-15.0%	12/31/2022	2.76	0	0	1.00%	-14.8%	12/31/2022	2.85	0	0	0.75%	-14.6%
12/31/2021	3.15	200	629	1.25%	27.4%	12/31/2021	3.24	0	0	1.00%	27.7%	12/31/2021	3.33	0	0	0.75%	28.0%
12/31/2020	2.47	377	933	1.25%	-2.4%	12/31/2020	2.54	0	0	1.00%	-2.2%	12/31/2020	2.60	0	0	0.75%	-1.9%
12/31/2019	2.54	440	1,115	1.25%	31.4%	12/31/2019	2.59	0	0	1.00%	31.8%	12/31/2019	2.66	0	0	0.75%	32.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.24	0	$0	0.50%	10.4%	12/31/2023	$3.35	0	$0	0.25%	10.7%	12/31/2023	$3.46	0	$0	0.00%	11.0%
12/31/2022	2.94	0	0	0.50%	-14.4%	12/31/2022	3.03	0	0	0.25%	-14.1%	12/31/2022	3.12	0	0	0.00%	-13.9%
12/31/2021	3.43	0	0	0.50%	28.3%	12/31/2021	3.52	0	0	0.25%	28.7%	12/31/2021	3.62	0	0	0.00%	29.0%
12/31/2020	2.67	0	0	0.50%	-1.7%	12/31/2020	2.74	0	0	0.25%	-1.4%	12/31/2020	2.81	0	0	0.00%	-1.2%
12/31/2019	2.72	0	0	0.50%	32.4%	12/31/2019	2.78	0	0	0.25%	32.8%	12/31/2019	2.84	0	0	0.00%	33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.8%
2021	0.2%
2020	0.7%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.52
Band 100	-	-	2.60
Band 75	-	-	2.69
Band 50	-	-	2.78
Band 25	-	-	2.87
Band 0	-	-	2.97
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3)
Net investment income (loss)			(3)

Gain (loss) on investments:
Net realized gain (loss)			(180)
Realized gain distributions			10
Net change in unrealized appreciation (depreciation)			168
Net gain (loss)			(2)

Increase (decrease) in net assets from operations			$(5)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3)	$(2)
Net realized gain (loss)		(180)	-
Realized gain distributions		10	78
Net change in unrealized appreciation (depreciation)		168	(128)

Increase (decrease) in net assets from operations		(5)	(52)

Contract owner transactions:
Proceeds from units sold		1	3
Cost of units redeemed		(412)	-
Account charges		-	-
Increase (decrease)		(411)	3
Net increase (decrease)		(416)	(49)
Net assets, beginning		416	465
Net assets, ending		$-	$416

Units sold		-	1
Units redeemed		(186)	-
Net increase (decrease)		(186)	1
Units outstanding, beginning		186	185
Units outstanding, ending		-	186

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,850,880
Cost of units redeemed/account charges			(3,422,654)
Net investment income (loss)			(18,698)
Net realized gain (loss)			(81,637)
Realized gain distributions			672,109
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.52	0	$0	1.25%	12.9%	12/31/2023	$2.60	0	$0	1.00%	13.2%	12/31/2023	$2.69	0	$0	0.75%	13.4%
12/31/2022	2.23	0	0	1.25%	-11.4%	12/31/2022	2.30	0	0	1.00%	-11.2%	12/31/2022	2.37	0	0	0.75%	-11.0%
12/31/2021	2.52	0	0	1.25%	25.3%	12/31/2021	2.59	0	0	1.00%	25.6%	12/31/2021	2.66	0	0	0.75%	26.0%
12/31/2020	2.01	21	41	1.25%	-0.6%	12/31/2020	2.06	0	0	1.00%	-0.4%	12/31/2020	2.12	0	0	0.75%	-0.1%
12/31/2019	2.02	26	53	1.25%	15.8%	12/31/2019	2.07	0	0	1.00%	16.0%	12/31/2019	2.12	0	0	0.75%	16.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.78	0	$0	0.50%	13.7%	12/31/2023	$2.87	0	$0	0.25%	14.0%	12/31/2023	$2.97	0	$0	0.00%	14.3%
12/31/2022	2.45	0	0	0.50%	-10.8%	12/31/2022	2.52	0	0	0.25%	-10.5%	12/31/2022	2.60	0	0	0.00%	-10.3%
12/31/2021	2.74	0	0	0.50%	26.3%	12/31/2021	2.82	0	0	0.25%	26.6%	12/31/2021	2.90	0	0	0.00%	26.9%
12/31/2020	2.17	0	0	0.50%	0.1%	12/31/2020	2.23	0	0	0.25%	0.4%	12/31/2020	2.28	0	0	0.00%	0.6%
12/31/2019	2.17	0	0	0.50%	16.6%	12/31/2019	2.22	0	0	0.25%	16.9%	12/31/2019	2.27	0	0	0.00%	17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.5%
2021	0.8%
2020	0.3%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,633	$1,643	207
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,633	623	$2.62
Band 100	-	-	2.71
Band 75	-	-	2.80
Band 50	-	-	2.89
Band 25	-	-	2.99
Band 0	-	-	3.09
Total	$1,633	623

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10
Mortality & expense charges			(50)
Net investment income (loss)			(40)

Gain (loss) on investments:
Net realized gain (loss)			(220)
Realized gain distributions			232
Net change in unrealized appreciation (depreciation)			305
Net gain (loss)			317

Increase (decrease) in net assets from operations			$277

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(40)	$1
Net realized gain (loss)		(220)	8
Realized gain distributions		232	829
Net change in unrealized appreciation (depreciation)		305	(1,432)

Increase (decrease) in net assets from operations		277	(594)

Contract owner transactions:
Proceeds from units sold		-	1
Cost of units redeemed		(3,342)	-
Account charges		-	-
Increase (decrease)		(3,342)	1
Net increase (decrease)		(3,065)	(593)
Net assets, beginning		4,698	5,291
Net assets, ending		$1,633	$4,698

Units sold		-	-
Units redeemed		(1,409)	-
Net increase (decrease)		(1,409)	-
Units outstanding, beginning		2,032	2,032
Units outstanding, ending		623	2,032

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$785,000
Cost of units redeemed/account charges			(914,648)
Net investment income (loss)			(5,399)
Net realized gain (loss)			53,185
Realized gain distributions			83,505
Net change in unrealized appreciation (depreciation)			(10)
Net assets			$1,633
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.62	1	$2	1.25%	13.3%	12/31/2023	$2.71	0	$0	1.00%	13.6%	12/31/2023	$2.80	0	$0	0.75%	13.8%
12/31/2022	2.31	2	5	1.25%	-11.2%	12/31/2022	2.38	0	0	1.00%	-11.0%	12/31/2022	2.46	0	0	0.75%	-10.8%
12/31/2021	2.60	2	5	1.25%	25.6%	12/31/2021	2.68	0	0	1.00%	25.9%	12/31/2021	2.75	0	0	0.75%	26.2%
12/31/2020	2.07	2	4	1.25%	-0.3%	12/31/2020	2.13	0	0	1.00%	-0.1%	12/31/2020	2.18	0	0	0.75%	0.2%
12/31/2019	2.08	1	1	1.25%	16.1%	12/31/2019	2.13	0	0	1.00%	16.4%	12/31/2019	2.18	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.89	0	$0	0.50%	14.1%	12/31/2023	$2.99	0	$0	0.25%	14.4%	12/31/2023	$3.09	0	$0	0.00%	14.7%
12/31/2022	2.53	0	0	0.50%	-10.5%	12/31/2022	2.61	0	0	0.25%	-10.3%	12/31/2022	2.69	0	0	0.00%	-10.1%
12/31/2021	2.83	0	0	0.50%	26.6%	12/31/2021	2.91	0	0	0.25%	26.9%	12/31/2021	2.99	0	0	0.00%	27.2%
12/31/2020	2.24	0	0	0.50%	0.4%	12/31/2020	2.30	0	0	0.25%	0.7%	12/31/2020	2.35	0	0	0.00%	0.9%
12/31/2019	2.23	0	0	0.50%	17.0%	12/31/2019	2.28	0	0	0.25%	17.3%	12/31/2019	2.33	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	1.2%
2021	0.9%
2020	0.8%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,023,419	$4,100,147	355,911
Receivables: investments sold	-
Payables: investments purchased	(47,893)
Net assets	$3,975,526

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,975,526	2,434,205	$1.63
Band 100	-	-	1.66
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.78
Total	$3,975,526	2,434,205

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$70,699
Mortality & expense charges			(44,105)
Net investment income (loss)			26,594

Gain (loss) on investments:
Net realized gain (loss)			(84,382)
Realized gain distributions			38,742
Net change in unrealized appreciation (depreciation)			503,560
Net gain (loss)			457,920

Increase (decrease) in net assets from operations			$484,514

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,594	$8,405
Net realized gain (loss)		(84,382)	(497,767)
Realized gain distributions		38,742	267,860
Net change in unrealized appreciation (depreciation)		503,560	(365,885)

Increase (decrease) in net assets from operations		484,514	(587,387)

Contract owner transactions:
Proceeds from units sold		937,635	2,556,807
Cost of units redeemed		(682,270)	(2,065,507)
Account charges		(12,464)	(11,980)
Increase (decrease)		242,901	479,320
Net increase (decrease)		727,415	(108,067)
Net assets, beginning		3,248,111	3,356,178
Net assets, ending		$3,975,526	$3,248,111

Units sold		638,632	1,708,231
Units redeemed		(465,017)	(1,435,059)
Net increase (decrease)		173,615	273,172
Units outstanding, beginning		2,260,590	1,987,418
Units outstanding, ending		2,434,205	2,260,590

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,774,991
Cost of units redeemed/account charges			(7,514,272)
Net investment income (loss)			51,284
Net realized gain (loss)			(727,492)
Realized gain distributions			1,467,743
Net change in unrealized appreciation (depreciation)			(76,728)
Net assets			$3,975,526
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	2,434	$3,976	1.25%	13.7%	12/31/2023	$1.66	0	$0	1.00%	13.9%	12/31/2023	$1.69	0	$0	0.75%	14.2%
12/31/2022	1.44	2,261	3,248	1.25%	-14.9%	12/31/2022	1.46	0	0	1.00%	-14.7%	12/31/2022	1.48	0	0	0.75%	-14.5%
12/31/2021	1.69	1,987	3,356	1.25%	24.3%	12/31/2021	1.71	0	0	1.00%	24.6%	12/31/2021	1.73	0	0	0.75%	24.9%
12/31/2020	1.36	1,238	1,682	1.25%	2.7%	12/31/2020	1.37	0	0	1.00%	3.0%	12/31/2020	1.39	0	0	0.75%	3.2%
12/31/2019	1.32	668	883	1.25%	29.7%	12/31/2019	1.33	0	0	1.00%	30.0%	12/31/2019	1.34	0	0	0.75%	30.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	0.50%	14.5%	12/31/2023	$1.75	0	$0	0.25%	14.8%	12/31/2023	$1.78	0	$0	0.00%	15.1%
12/31/2022	1.50	0	0	0.50%	-14.3%	12/31/2022	1.53	0	0	0.25%	-14.1%	12/31/2022	1.55	0	0	0.00%	-13.8%
12/31/2021	1.75	0	0	0.50%	25.2%	12/31/2021	1.78	0	0	0.25%	25.5%	12/31/2021	1.80	0	0	0.00%	25.8%
12/31/2020	1.40	0	0	0.50%	3.5%	12/31/2020	1.42	0	0	0.25%	3.8%	12/31/2020	1.43	0	0	0.00%	4.0%
12/31/2019	1.35	0	0	0.50%	30.7%	12/31/2019	1.36	0	0	0.25%	31.0%	12/31/2019	1.37	0	0	0.00%	31.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.4%
2021	1.3%
2020	1.5%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,500,359	$1,568,411	125,776
Receivables: investments sold	-
Payables: investments purchased	(8,646)
Net assets	$1,491,713

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,491,713	971,396	$1.54
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	-	-	1.68
Total	$1,491,713	971,396

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19,695
Mortality & expense charges			(17,035)
Net investment income (loss)			2,660

Gain (loss) on investments:
Net realized gain (loss)			(26,020)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			156,497
Net gain (loss)			130,477

Increase (decrease) in net assets from operations			$133,137

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,660	$(4,485)
Net realized gain (loss)		(26,020)	(106,967)
Realized gain distributions		-	77,537
Net change in unrealized appreciation (depreciation)		156,497	(315,387)

Increase (decrease) in net assets from operations		133,137	(349,302)

Contract owner transactions:
Proceeds from units sold		163,576	344,979
Cost of units redeemed		(159,523)	(904,877)
Account charges		(2,894)	(2,681)
Increase (decrease)		1,159	(562,579)
Net increase (decrease)		134,296	(911,881)
Net assets, beginning		1,357,417	2,269,298
Net assets, ending		$1,491,713	$1,357,417

Units sold		115,459	239,188
Units redeemed		(114,938)	(650,671)
Net increase (decrease)		521	(411,483)
Units outstanding, beginning		970,875	1,382,358
Units outstanding, ending		971,396	970,875

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,462,018
Cost of units redeemed/account charges			(2,357,552)
Net investment income (loss)			(9,069)
Net realized gain (loss)			(32,845)
Realized gain distributions			497,213
Net change in unrealized appreciation (depreciation)			(68,052)
Net assets			$1,491,713
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	971	$1,492	1.25%	9.8%	12/31/2023	$1.56	0	$0	1.00%	10.1%	12/31/2023	$1.59	0	$0	0.75%	10.4%
12/31/2022	1.40	971	1,357	1.25%	-14.8%	12/31/2022	1.42	0	0	1.00%	-14.6%	12/31/2022	1.44	0	0	0.75%	-14.4%
12/31/2021	1.64	1,382	2,269	1.25%	27.7%	12/31/2021	1.66	0	0	1.00%	28.1%	12/31/2021	1.68	0	0	0.75%	28.4%
12/31/2020	1.29	881	1,133	1.25%	-2.2%	12/31/2020	1.30	0	0	1.00%	-2.0%	12/31/2020	1.31	0	0	0.75%	-1.7%
12/31/2019	1.31	700	919	1.25%	31.7%	12/31/2019	1.32	0	0	1.00%	32.0%	12/31/2019	1.33	0	0	0.75%	32.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	10.7%	12/31/2023	$1.65	0	$0	0.25%	10.9%	12/31/2023	$1.68	0	$0	0.00%	11.2%
12/31/2022	1.46	0	0	0.50%	-14.2%	12/31/2022	1.49	0	0	0.25%	-14.0%	12/31/2022	1.51	0	0	0.00%	-13.8%
12/31/2021	1.71	0	0	0.50%	28.7%	12/31/2021	1.73	0	0	0.25%	29.0%	12/31/2021	1.75	0	0	0.00%	29.3%
12/31/2020	1.32	0	0	0.50%	-1.5%	12/31/2020	1.34	0	0	0.25%	-1.2%	12/31/2020	1.35	0	0	0.00%	-1.0%
12/31/2019	1.34	0	0	0.50%	32.6%	12/31/2019	1.35	0	0	0.25%	33.0%	12/31/2019	1.37	0	0	0.00%	33.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.9%
2021	0.7%
2020	1.0%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Total Return Bond Fund R6 Class - 06-3CX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,099	$3,114	330
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$3,149

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,149	3,091	$1.02
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	-	-	1.09
Total	$3,149	3,091

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$204
Mortality & expense charges			(70)
Net investment income (loss)			134

Gain (loss) on investments:
Net realized gain (loss)			(284)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15)
Net gain (loss)			(299)

Increase (decrease) in net assets from operations			$(165)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$134	$-
Net realized gain (loss)		(284)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(15)	-

Increase (decrease) in net assets from operations		(165)	-

Contract owner transactions:
Proceeds from units sold		11,096	-
Cost of units redeemed		(7,782)	-
Account charges		-	-
Increase (decrease)		3,314	-
Net increase (decrease)		3,149	-
Net assets, beginning		-	-
Net assets, ending		$3,149	$-

Units sold		10,958	-
Units redeemed		(7,867)	-
Net increase (decrease)		3,091	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,091	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,096
Cost of units redeemed/account charges			(7,782)
Net investment income (loss)			134
Net realized gain (loss)			(284)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(15)
Net assets			$3,149
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	3	$3	1.25%	3.5%	12/31/2023	$1.03	0	$0	1.00%	3.8%	12/31/2023	$1.05	0	$0	0.75%	4.0%
12/31/2022	0.98	0	0	1.25%	-14.4%	12/31/2022	1.00	0	0	1.00%	-14.2%	12/31/2022	1.01	0	0	0.75%	-14.0%
12/31/2021	1.15	0	0	1.25%	-2.3%	12/31/2021	1.16	0	0	1.00%	-2.1%	12/31/2021	1.17	0	0	0.75%	-1.8%
12/31/2020	1.18	0	0	1.25%	9.9%	12/31/2020	1.18	0	0	1.00%	10.2%	12/31/2020	1.19	0	0	0.75%	10.5%
12/31/2019	1.07	0	0	1.25%	5.9%	12/31/2019	1.08	0	0	1.00%	6.1%	12/31/2019	1.08	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	4.3%	12/31/2023	$1.08	0	$0	0.25%	4.6%	12/31/2023	$1.09	0	$0	0.00%	4.8%
12/31/2022	1.02	0	0	0.50%	-13.8%	12/31/2022	1.03	0	0	0.25%	-13.6%	12/31/2022	1.04	0	0	0.00%	-13.4%
12/31/2021	1.18	0	0	0.50%	-1.6%	12/31/2021	1.19	0	0	0.25%	-1.3%	12/31/2021	1.20	0	0	0.00%	-1.1%
12/31/2020	1.20	0	0	0.50%	10.8%	12/31/2020	1.21	0	0	0.25%	11.0%	12/31/2020	1.22	0	0	0.00%	11.3%
12/31/2019	1.08	0	0	0.50%	6.7%	12/31/2019	1.09	0	0	0.25%	6.9%	12/31/2019	1.09	0	0	0.00%	7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	13.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Vontobel Emerging Markets Opp Fund R6 Class - 06-3N4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.99
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 11 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	1.25%	-0.6%	12/31/2023	$0.96	0	$0	1.00%	-0.4%	12/31/2023	$0.97	0	$0	0.75%	-0.1%
12/31/2022	0.96	0	0	1.25%	-24.0%	12/31/2022	0.97	0	0	1.00%	-23.8%	12/31/2022	0.98	0	0	0.75%	-23.6%
12/31/2021	1.26	0	0	1.25%	-7.4%	12/31/2021	1.27	0	0	1.00%	-7.2%	12/31/2021	1.28	0	0	0.75%	-6.9%
12/31/2020	1.36	0	0	1.25%	14.6%	12/31/2020	1.36	0	0	1.00%	14.9%	12/31/2020	1.37	0	0	0.75%	15.1%
12/31/2019	1.18	0	0	1.25%	17.2%	12/31/2019	1.19	0	0	1.00%	17.5%	12/31/2019	1.19	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	0.1%	12/31/2023	$1.00	0	$0	0.25%	0.4%	12/31/2023	$1.01	0	$0	0.00%	0.6%
12/31/2022	0.99	0	0	0.50%	-23.4%	12/31/2022	1.00	0	0	0.25%	-23.2%	12/31/2022	1.01	0	0	0.00%	-23.0%
12/31/2021	1.29	0	0	0.50%	-6.7%	12/31/2021	1.30	0	0	0.25%	-6.5%	12/31/2021	1.31	0	0	0.00%	-6.2%
12/31/2020	1.38	0	0	0.50%	15.4%	12/31/2020	1.39	0	0	0.25%	15.7%	12/31/2020	1.39	0	0	0.00%	16.0%
12/31/2019	1.19	0	0	0.50%	18.1%	12/31/2019	1.20	0	0	0.25%	18.4%	12/31/2019	1.20	0	0	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Fltg Rate HiInc R6 Class - 06-47K (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.14
Band 100	-	-	1.15
Band 75	-	-	1.16
Band 50	-	-	1.17
Band 25	-	-	1.19
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	1.25%	10.8%	12/31/2023	$1.15	0	$0	1.00%	11.1%	12/31/2023	$1.16	0	$0	0.75%	11.3%
12/31/2022	1.03	0	0	1.25%	-2.0%	12/31/2022	1.03	0	0	1.00%	-1.8%	12/31/2022	1.04	0	0	0.75%	-1.5%
12/31/2021	1.05	0	0	1.25%	4.3%	12/31/2021	1.05	0	0	1.00%	4.5%	12/31/2021	1.06	0	0	0.75%	4.8%
12/31/2020	1.00	0	0	1.25%	-0.6%	12/31/2020	1.01	0	0	1.00%	-0.3%	12/31/2020	1.01	0	0	0.75%	-0.1%
12/31/2019	1.01	0	0	1.25%	1.0%	12/31/2019	1.01	0	0	1.00%	1.1%	12/31/2019	1.01	0	0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	11.6%	12/31/2023	$1.19	0	$0	0.25%	11.9%	12/31/2023	$1.20	0	$0	0.00%	12.2%
12/31/2022	1.05	0	0	0.50%	-1.3%	12/31/2022	1.06	0	0	0.25%	-1.0%	12/31/2022	1.07	0	0	0.00%	-0.8%
12/31/2021	1.07	0	0	0.50%	5.0%	12/31/2021	1.07	0	0	0.25%	5.3%	12/31/2021	1.08	0	0	0.00%	5.6%
12/31/2020	1.01	0	0	0.50%	0.2%	12/31/2020	1.02	0	0	0.25%	0.4%	12/31/2020	1.02	0	0	0.00%	0.7%
12/31/2019	1.01	0	0	0.50%	1.3%	12/31/2019	1.01	0	0	0.25%	1.4%	12/31/2019	1.01	0	0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix High Income Fund A Class - 06-801

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$41,273	$43,949	7,196
Receivables: investments sold	37
Payables: investments purchased	-
Net assets	$41,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$41,310	26,222	$1.58
Band 100	-	-	1.63
Band 75	-	-	1.68
Band 50	-	-	1.74
Band 25	-	-	1.80
Band 0	-	-	1.86
Total	$41,310	26,222

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,406
Mortality & expense charges			(469)
Net investment income (loss)			1,937

Gain (loss) on investments:
Net realized gain (loss)			(70)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,288
Net gain (loss)			2,218

Increase (decrease) in net assets from operations			$4,155

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,937	$1,915
Net realized gain (loss)		(70)	(1,558)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,288	(6,700)

Increase (decrease) in net assets from operations		4,155	(6,343)

Contract owner transactions:
Proceeds from units sold		1,541	2,155
Cost of units redeemed		(156)	(12,133)
Account charges		-	(278)
Increase (decrease)		1,385	(10,256)
Net increase (decrease)		5,540	(16,599)
Net assets, beginning		35,770	52,369
Net assets, ending		$41,310	$35,770

Units sold		1,020	1,491
Units redeemed		(113)	(8,631)
Net increase (decrease)		907	(7,140)
Units outstanding, beginning		25,315	32,455
Units outstanding, ending		26,222	25,315

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,824,498
Cost of units redeemed/account charges			(10,823,495)
Net investment income (loss)			1,152,152
Net realized gain (loss)			(377,122)
Realized gain distributions			267,953
Net change in unrealized appreciation (depreciation)			(2,676)
Net assets			$41,310
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.58	26	$41	1.25%	11.5%	12/31/2023	$1.63	0	$0	1.00%	11.8%	12/31/2023	$1.68	0	$0	0.75%	12.1%
12/31/2022	1.41	25	36	1.25%	-12.4%	12/31/2022	1.46	0	0	1.00%	-12.2%	12/31/2022	1.50	0	0	0.75%	-12.0%
12/31/2021	1.61	32	52	1.25%	3.2%	12/31/2021	1.66	0	0	1.00%	3.5%	12/31/2021	1.71	0	0	0.75%	3.7%
12/31/2020	1.56	31	49	1.25%	6.0%	12/31/2020	1.60	0	0	1.00%	6.3%	12/31/2020	1.64	0	0	0.75%	6.6%
12/31/2019	1.47	57	84	1.25%	10.5%	12/31/2019	1.51	0	0	1.00%	10.7%	12/31/2019	1.54	0	0	0.75%	11.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.74	0	$0	0.50%	12.3%	12/31/2023	$1.80	0	$0	0.25%	12.6%	12/31/2023	$1.86	0	$0	0.00%	12.9%
12/31/2022	1.55	0	0	0.50%	-11.8%	12/31/2022	1.60	0	0	0.25%	-11.6%	12/31/2022	1.65	0	0	0.00%	-11.3%
12/31/2021	1.75	0	0	0.50%	4.0%	12/31/2021	1.80	0	0	0.25%	4.3%	12/31/2021	1.86	0	0	0.00%	4.5%
12/31/2020	1.69	0	0	0.50%	6.8%	12/31/2020	1.73	0	0	0.25%	7.1%	12/31/2020	1.78	0	0	0.00%	7.4%
12/31/2019	1.58	0	0	0.50%	11.3%	12/31/2019	1.62	0	0	0.25%	11.6%	12/31/2019	1.65	0	0	0.00%	11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.2%
2022	5.7%
2021	4.6%
2020	4.4%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$554,351	$594,324	51,389
Receivables: investments sold	-
Payables: investments purchased	(1,915)
Net assets	$552,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$552,436	187,384	$2.95
Band 100	-	-	3.05
Band 75	-	-	3.15
Band 50	-	-	3.25
Band 25	-	-	3.36
Band 0	-	-	3.48
Total	$552,436	187,384

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,410
Mortality & expense charges			(5,917)
Net investment income (loss)			1,493

Gain (loss) on investments:
Net realized gain (loss)			(38,936)
Realized gain distributions			5,408
Net change in unrealized appreciation (depreciation)			95,681
Net gain (loss)			62,153

Increase (decrease) in net assets from operations			$63,646

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,493	$(2,333)
Net realized gain (loss)		(38,936)	(44,198)
Realized gain distributions		5,408	54,455
Net change in unrealized appreciation (depreciation)		95,681	(141,853)

Increase (decrease) in net assets from operations		63,646	(133,929)

Contract owner transactions:
Proceeds from units sold		79,348	97,682
Cost of units redeemed		(61,265)	(463,355)
Account charges		(1,161)	(2,558)
Increase (decrease)		16,922	(368,231)
Net increase (decrease)		80,568	(502,160)
Net assets, beginning		471,868	974,028
Net assets, ending		$552,436	$471,868

Units sold		29,184	36,471
Units redeemed		(22,906)	(171,622)
Net increase (decrease)		6,278	(135,151)
Units outstanding, beginning		181,106	316,257
Units outstanding, ending		187,384	181,106

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,470,300
Cost of units redeemed/account charges			(19,019,907)
Net investment income (loss)			25,793
Net realized gain (loss)			(179,192)
Realized gain distributions			2,295,415
Net change in unrealized appreciation (depreciation)			(39,973)
Net assets			$552,436
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.95	187	$552	1.25%	13.2%	12/31/2023	$3.05	0	$0	1.00%	13.4%	12/31/2023	$3.15	0	$0	0.75%	13.7%
12/31/2022	2.61	181	472	1.25%	-15.4%	12/31/2022	2.69	0	0	1.00%	-15.2%	12/31/2022	2.77	0	0	0.75%	-15.0%
12/31/2021	3.08	316	974	1.25%	23.7%	12/31/2021	3.17	0	0	1.00%	24.0%	12/31/2021	3.26	0	0	0.75%	24.3%
12/31/2020	2.49	347	863	1.25%	2.2%	12/31/2020	2.55	0	0	1.00%	2.4%	12/31/2020	2.62	0	0	0.75%	2.7%
12/31/2019	2.44	368	897	1.25%	28.9%	12/31/2019	2.49	0	0	1.00%	29.3%	12/31/2019	2.55	0	0	0.75%	29.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.25	0	$0	0.50%	14.0%	12/31/2023	$3.36	0	$0	0.25%	14.3%	12/31/2023	$3.48	0	$0	0.00%	14.6%
12/31/2022	2.85	0	0	0.50%	-14.8%	12/31/2022	2.94	0	0	0.25%	-14.6%	12/31/2022	3.03	0	0	0.00%	-14.3%
12/31/2021	3.35	0	0	0.50%	24.6%	12/31/2021	3.44	0	0	0.25%	24.9%	12/31/2021	3.54	0	0	0.00%	25.2%
12/31/2020	2.69	0	0	0.50%	3.0%	12/31/2020	2.76	0	0	0.25%	3.2%	12/31/2020	2.83	383	1,083	0.00%	3.5%
12/31/2019	2.61	0	0	0.50%	29.9%	12/31/2019	2.67	0	0	0.25%	30.2%	12/31/2019	2.73	318	869	0.00%	30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.8%
2021	0.4%
2020	1.1%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Seix Total Return Bond Fund A Class - 06-811

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$51,611	$57,040	5,242
Receivables: investments sold	29
Payables: investments purchased	-
Net assets	$51,640

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$51,640	47,528	$1.09
Band 100	-	-	1.12
Band 75	-	-	1.16
Band 50	-	-	1.20
Band 25	-	-	1.24
Band 0	-	-	1.28
Total	$51,640	47,528

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,581
Mortality & expense charges			(608)
Net investment income (loss)			973

Gain (loss) on investments:
Net realized gain (loss)			(1,330)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,239
Net gain (loss)			909

Increase (decrease) in net assets from operations			$1,882

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$973	$345
Net realized gain (loss)		(1,330)	168
Realized gain distributions		-	582
Net change in unrealized appreciation (depreciation)		2,239	(10,568)

Increase (decrease) in net assets from operations		1,882	(9,473)

Contract owner transactions:
Proceeds from units sold		5,414	6,183
Cost of units redeemed		(13,270)	(5,525)
Account charges		-	-
Increase (decrease)		(7,856)	658
Net increase (decrease)		(5,974)	(8,815)
Net assets, beginning		57,614	66,429
Net assets, ending		$51,640	$57,614

Units sold		5,081	5,614
Units redeemed		(12,211)	(4,662)
Net increase (decrease)		(7,130)	952
Units outstanding, beginning		54,658	53,706
Units outstanding, ending		47,528	54,658

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$302,543
Cost of units redeemed/account charges			(252,683)
Net investment income (loss)			4,861
Net realized gain (loss)			(1,225)
Realized gain distributions			3,573
Net change in unrealized appreciation (depreciation)			(5,429)
Net assets			$51,640
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	48	$52	1.25%	3.1%	12/31/2023	$1.12	0	$0	1.00%	3.3%	12/31/2023	$1.16	0	$0	0.75%	3.6%
12/31/2022	1.05	55	58	1.25%	-14.8%	12/31/2022	1.09	0	0	1.00%	-14.6%	12/31/2022	1.12	0	0	0.75%	-14.4%
12/31/2021	1.24	54	66	1.25%	-2.7%	12/31/2021	1.27	0	0	1.00%	-2.5%	12/31/2021	1.31	0	0	0.75%	-2.2%
12/31/2020	1.27	56	72	1.25%	9.5%	12/31/2020	1.30	0	0	1.00%	9.8%	12/31/2020	1.34	0	0	0.75%	10.1%
12/31/2019	1.16	56	66	1.25%	5.4%	12/31/2019	1.19	0	0	1.00%	5.6%	12/31/2019	1.21	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	3.9%	12/31/2023	$1.24	0	$0	0.25%	4.1%	12/31/2023	$1.28	0	$0	0.00%	4.4%
12/31/2022	1.15	0	0	0.50%	-14.1%	12/31/2022	1.19	0	0	0.25%	-13.9%	12/31/2022	1.23	0	0	0.00%	-13.7%
12/31/2021	1.35	0	0	0.50%	-2.0%	12/31/2021	1.38	0	0	0.25%	-1.7%	12/31/2021	1.42	0	0	0.00%	-1.5%
12/31/2020	1.37	0	0	0.50%	10.4%	12/31/2020	1.41	0	0	0.25%	10.6%	12/31/2020	1.44	0	0	0.00%	10.9%
12/31/2019	1.24	0	0	0.50%	6.2%	12/31/2019	1.27	0	0	0.25%	6.4%	12/31/2019	1.30	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	1.7%
2021	0.8%
2020	1.8%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$523,006	$537,377	46,656
Receivables: investments sold	-
Payables: investments purchased	(7,914)
Net assets	$515,092

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$515,092	168,541	$3.06
Band 100	-	-	3.16
Band 75	-	-	3.26
Band 50	-	-	3.37
Band 25	-	-	3.49
Band 0	-	-	3.60
Total	$515,092	168,541

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,456
Mortality & expense charges			(9,394)
Net investment income (loss)			(1,938)

Gain (loss) on investments:
Net realized gain (loss)			(120,659)
Realized gain distributions			8,452
Net change in unrealized appreciation (depreciation)			195,357
Net gain (loss)			83,150

Increase (decrease) in net assets from operations			$81,212

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,938)	$(7,074)
Net realized gain (loss)		(120,659)	(142,174)
Realized gain distributions		8,452	86,464
Net change in unrealized appreciation (depreciation)		195,357	(273,964)

Increase (decrease) in net assets from operations		81,212	(336,748)

Contract owner transactions:
Proceeds from units sold		141,564	193,788
Cost of units redeemed		(612,938)	(1,857,539)
Account charges		(2,821)	(3,451)
Increase (decrease)		(474,195)	(1,667,202)
Net increase (decrease)		(392,983)	(2,003,950)
Net assets, beginning		908,075	2,912,025
Net assets, ending		$515,092	$908,075

Units sold		51,657	69,011
Units redeemed		(220,210)	(649,267)
Net increase (decrease)		(168,553)	(580,256)
Units outstanding, beginning		337,094	917,350
Units outstanding, ending		168,541	337,094

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$35,508,167
Cost of units redeemed/account charges			(41,037,391)
Net investment income (loss)			115,570
Net realized gain (loss)			(752,487)
Realized gain distributions			6,695,604
Net change in unrealized appreciation (depreciation)			(14,371)
Net assets			$515,092
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.06	169	$515	1.25%	13.5%	12/31/2023	$3.16	0	$0	1.00%	13.7%	12/31/2023	$3.26	0	$0	0.75%	14.0%
12/31/2022	2.69	337	908	1.25%	-15.1%	12/31/2022	2.78	0	0	1.00%	-14.9%	12/31/2022	2.86	0	0	0.75%	-14.7%
12/31/2021	3.17	917	2,912	1.25%	23.9%	12/31/2021	3.26	0	0	1.00%	24.2%	12/31/2021	3.36	0	0	0.75%	24.5%
12/31/2020	2.56	1,230	3,150	1.25%	2.5%	12/31/2020	2.63	0	0	1.00%	2.7%	12/31/2020	2.70	0	0	0.75%	3.0%
12/31/2019	2.50	1,409	3,522	1.25%	29.3%	12/31/2019	2.56	0	0	1.00%	29.6%	12/31/2019	2.62	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.37	0	$0	0.50%	14.3%	12/31/2023	$3.49	0	$0	0.25%	14.6%	12/31/2023	$3.60	0	$0	0.00%	14.9%
12/31/2022	2.95	0	0	0.50%	-14.5%	12/31/2022	3.04	0	0	0.25%	-14.3%	12/31/2022	3.14	0	0	0.00%	-14.1%
12/31/2021	3.45	0	0	0.50%	24.9%	12/31/2021	3.55	0	0	0.25%	25.2%	12/31/2021	3.65	0	0	0.00%	25.5%
12/31/2020	2.76	0	0	0.50%	3.2%	12/31/2020	2.84	0	0	0.25%	3.5%	12/31/2020	2.91	0	0	0.00%	3.8%
12/31/2019	2.68	0	0	0.50%	30.3%	12/31/2019	2.74	0	0	0.25%	30.6%	12/31/2019	2.80	0	0	0.00%	30.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.5%
2021	0.9%
2020	1.0%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$161,103	$165,381	14,053
Receivables: investments sold	795
Payables: investments purchased	-
Net assets	$161,898

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,898	57,335	$2.82
Band 100	-	-	2.92
Band 75	-	-	3.02
Band 50	-	-	3.12
Band 25	-	-	3.22
Band 0	-	-	3.33
Total	$161,898	57,335

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,452
Mortality & expense charges			(1,734)
Net investment income (loss)			(282)

Gain (loss) on investments:
Net realized gain (loss)			(905)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,730
Net gain (loss)			13,825

Increase (decrease) in net assets from operations			$13,543

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(282)	$(1,122)
Net realized gain (loss)		(905)	(11,670)
Realized gain distributions		-	9,404
Net change in unrealized appreciation (depreciation)		14,730	(32,881)

Increase (decrease) in net assets from operations		13,543	(36,269)

Contract owner transactions:
Proceeds from units sold		20,133	20,997
Cost of units redeemed		(4,999)	(78,957)
Account charges		(96)	(113)
Increase (decrease)		15,038	(58,073)
Net increase (decrease)		28,581	(94,342)
Net assets, beginning		133,317	227,659
Net assets, ending		$161,898	$133,317

Units sold		7,720	8,552
Units redeemed		(1,971)	(31,591)
Net increase (decrease)		5,749	(23,039)
Units outstanding, beginning		51,586	74,625
Units outstanding, ending		57,335	51,586

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,457,521
Cost of units redeemed/account charges			(4,816,926)
Net investment income (loss)			(17,990)
Net realized gain (loss)			(28,862)
Realized gain distributions			572,433
Net change in unrealized appreciation (depreciation)			(4,278)
Net assets			$161,898
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.82	57	$162	1.25%	9.3%	12/31/2023	$2.92	0	$0	1.00%	9.5%	12/31/2023	$3.02	0	$0	0.75%	9.8%
12/31/2022	2.58	52	133	1.25%	-15.3%	12/31/2022	2.66	0	0	1.00%	-15.1%	12/31/2022	2.75	0	0	0.75%	-14.9%
12/31/2021	3.05	75	228	1.25%	27.1%	12/31/2021	3.14	0	0	1.00%	27.4%	12/31/2021	3.23	0	0	0.75%	27.8%
12/31/2020	2.40	85	205	1.25%	-2.7%	12/31/2020	2.46	0	0	1.00%	-2.5%	12/31/2020	2.52	0	0	0.75%	-2.3%
12/31/2019	2.47	73	181	1.25%	31.0%	12/31/2019	2.52	0	0	1.00%	31.3%	12/31/2019	2.58	0	0	0.75%	31.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.12	0	$0	0.50%	10.1%	12/31/2023	$3.22	0	$0	0.25%	10.4%	12/31/2023	$3.33	0	$0	0.00%	10.6%
12/31/2022	2.83	0	0	0.50%	-14.6%	12/31/2022	2.92	0	0	0.25%	-14.4%	12/31/2022	3.01	0	0	0.00%	-14.2%
12/31/2021	3.32	0	0	0.50%	28.1%	12/31/2021	3.41	0	0	0.25%	28.4%	12/31/2021	3.51	0	0	0.00%	28.7%
12/31/2020	2.59	0	0	0.50%	-2.0%	12/31/2020	2.66	0	0	0.25%	-1.8%	12/31/2020	2.73	0	0	0.00%	-1.5%
12/31/2019	2.64	0	0	0.50%	32.0%	12/31/2019	2.70	0	0	0.25%	32.3%	12/31/2019	2.77	0	0	0.00%	32.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.5%
2021	0.0%
2020	0.7%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Infrastructure Fund S Class - 06-489 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.00
Band 100	-	-	2.06
Band 75	-	-	2.12
Band 50	-	-	2.19
Band 25	-	-	2.26
Band 0	-	-	2.33
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.00	0	$0	1.25%	5.4%	12/31/2023	$2.06	0	$0	1.00%	5.7%	12/31/2023	$2.12	0	$0	0.75%	6.0%
12/31/2022	1.90	0	0	1.25%	-4.3%	12/31/2022	1.95	0	0	1.00%	-4.0%	12/31/2022	2.00	0	0	0.75%	-3.8%
12/31/2021	1.98	0	0	1.25%	10.9%	12/31/2021	2.03	0	0	1.00%	11.2%	12/31/2021	2.08	0	0	0.75%	11.5%
12/31/2020	1.79	0	0	1.25%	-4.6%	12/31/2020	1.83	0	0	1.00%	-4.4%	12/31/2020	1.87	0	0	0.75%	-4.2%
12/31/2019	1.87	0	0	1.25%	26.1%	12/31/2019	1.91	0	0	1.00%	26.4%	12/31/2019	1.95	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.19	0	$0	0.50%	6.2%	12/31/2023	$2.26	0	$0	0.25%	6.5%	12/31/2023	$2.33	0	$0	0.00%	6.8%
12/31/2022	2.06	0	0	0.50%	-3.6%	12/31/2022	2.12	0	0	0.25%	-3.3%	12/31/2022	2.18	0	0	0.00%	-3.1%
12/31/2021	2.14	0	0	0.50%	11.8%	12/31/2021	2.19	0	0	0.25%	12.1%	12/31/2021	2.25	0	0	0.00%	12.3%
12/31/2020	1.91	0	0	0.50%	-3.9%	12/31/2020	1.96	0	0	0.25%	-3.7%	12/31/2020	2.00	0	0	0.00%	-3.4%
12/31/2019	1.99	0	0	0.50%	27.0%	12/31/2019	2.03	0	0	0.25%	27.3%	12/31/2019	2.07	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Opportunistic Credit Fund S Class - 06-488 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.39
Band 100	-	-	1.43
Band 75	-	-	1.47
Band 50	-	-	1.52
Band 25	-	-	1.57
Band 0	-	-	1.62
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /20 /2011
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	1.25%	9.6%	12/31/2023	$1.43	0	$0	1.00%	9.9%	12/31/2023	$1.47	0	$0	0.75%	10.2%
12/31/2022	1.27	0	0	1.25%	-12.5%	12/31/2022	1.30	0	0	1.00%	-12.3%	12/31/2022	1.34	0	0	0.75%	-12.1%
12/31/2021	1.45	0	0	1.25%	1.4%	12/31/2021	1.48	0	0	1.00%	1.6%	12/31/2021	1.52	0	0	0.75%	1.9%
12/31/2020	1.43	0	0	1.25%	2.4%	12/31/2020	1.46	0	0	1.00%	2.6%	12/31/2020	1.49	0	0	0.75%	2.9%
12/31/2019	1.39	0	0	1.25%	9.5%	12/31/2019	1.42	0	0	1.00%	9.8%	12/31/2019	1.45	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	0.50%	10.5%	12/31/2023	$1.57	0	$0	0.25%	10.7%	12/31/2023	$1.62	0	$0	0.00%	11.0%
12/31/2022	1.38	0	0	0.50%	-11.9%	12/31/2022	1.42	0	0	0.25%	-11.7%	12/31/2022	1.46	0	0	0.00%	-11.5%
12/31/2021	1.56	0	0	0.50%	2.1%	12/31/2021	1.60	0	0	0.25%	2.4%	12/31/2021	1.64	0	0	0.00%	2.6%
12/31/2020	1.53	0	0	0.50%	3.1%	12/31/2020	1.56	0	0	0.25%	3.4%	12/31/2020	1.60	0	0	0.00%	3.6%
12/31/2019	1.48	0	0	0.50%	10.3%	12/31/2019	1.51	0	0	0.25%	10.6%	12/31/2019	1.55	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Real Estate Securities Fund S Class - 06-739

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$75,403	$83,969	2,580
Receivables: investments sold	146
Payables: investments purchased	-
Net assets	$75,549

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$75,549	32,646	$2.31
Band 100	-	-	2.40
Band 75	-	-	2.49
Band 50	-	-	2.59
Band 25	-	-	2.69
Band 0	-	-	2.79
Total	$75,549	32,646

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,858
Mortality & expense charges			(1,005)
Net investment income (loss)			853

Gain (loss) on investments:
Net realized gain (loss)			(4,042)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,387
Net gain (loss)			6,345

Increase (decrease) in net assets from operations			$7,198

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$853	$2,052
Net realized gain (loss)		(4,042)	(55,946)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,387	(57,544)

Increase (decrease) in net assets from operations		7,198	(111,438)

Contract owner transactions:
Proceeds from units sold		9,021	44,806
Cost of units redeemed		(21,613)	(193,022)
Account charges		(31)	(89)
Increase (decrease)		(12,623)	(148,305)
Net increase (decrease)		(5,425)	(259,743)
Net assets, beginning		80,974	340,717
Net assets, ending		$75,549	$80,974

Units sold		4,190	17,795
Units redeemed		(9,655)	(95,307)
Net increase (decrease)		(5,465)	(77,512)
Units outstanding, beginning		38,111	115,623
Units outstanding, ending		32,646	38,111

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,529,443
Cost of units redeemed/account charges			(6,263,023)
Net investment income (loss)			269,357
Net realized gain (loss)			149,490
Realized gain distributions			398,848
Net change in unrealized appreciation (depreciation)			(8,566)
Net assets			$75,549
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.31	33	$76	1.25%	8.9%	12/31/2023	$2.40	0	$0	1.00%	9.2%	12/31/2023	$2.49	0	$0	0.75%	9.5%
12/31/2022	2.12	38	81	1.25%	-27.9%	12/31/2022	2.20	0	0	1.00%	-27.7%	12/31/2022	2.28	0	0	0.75%	-27.5%
12/31/2021	2.95	116	341	1.25%	25.2%	12/31/2021	3.04	0	0	1.00%	25.6%	12/31/2021	3.15	0	0	0.75%	25.9%
12/31/2020	2.35	188	442	1.25%	-6.7%	12/31/2020	2.42	0	0	1.00%	-6.5%	12/31/2020	2.50	0	0	0.75%	-6.2%
12/31/2019	2.52	159	402	1.25%	20.1%	12/31/2019	2.59	0	0	1.00%	20.4%	12/31/2019	2.67	0	0	0.75%	20.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.59	0	$0	0.50%	9.7%	12/31/2023	$2.69	0	$0	0.25%	10.0%	12/31/2023	$2.79	0	$0	0.00%	10.3%
12/31/2022	2.36	0	0	0.50%	-27.4%	12/31/2022	2.44	0	0	0.25%	-27.2%	12/31/2022	2.53	0	0	0.00%	-27.0%
12/31/2021	3.25	0	0	0.50%	26.2%	12/31/2021	3.36	0	0	0.25%	26.5%	12/31/2021	3.47	0	0	0.00%	26.8%
12/31/2020	2.58	0	0	0.50%	-6.0%	12/31/2020	2.65	0	0	0.25%	-5.8%	12/31/2020	2.74	0	0	0.00%	-5.5%
12/31/2019	2.74	0	0	0.50%	21.0%	12/31/2019	2.82	0	0	0.25%	21.3%	12/31/2019	2.90	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.4%
2021	3.4%
2020	1.8%
2019	5.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell International Developed Markets Fund S Class - 06-737 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$2.08
Band 100	-	-	2.16
Band 75	-	-	2.24
Band 50	-	-	2.33
Band 25	-	-	2.42
Band 0	-	-	2.51
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.08	0	$0	1.25%	14.8%	12/31/2023	$2.16	0	$0	1.00%	15.1%	12/31/2023	$2.24	0	$0	0.75%	15.4%
12/31/2022	1.81	0	0	1.25%	-14.4%	12/31/2022	1.88	0	0	1.00%	-14.2%	12/31/2022	1.94	0	0	0.75%	-14.0%
12/31/2021	2.12	0	0	1.25%	11.4%	12/31/2021	2.19	0	0	1.00%	11.6%	12/31/2021	2.26	0	0	0.75%	11.9%
12/31/2020	1.90	0	0	1.25%	4.4%	12/31/2020	1.96	0	0	1.00%	4.7%	12/31/2020	2.02	0	0	0.75%	5.0%
12/31/2019	1.82	0	0	1.25%	18.4%	12/31/2019	1.87	0	0	1.00%	18.7%	12/31/2019	1.92	0	0	0.75%	19.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.33	0	$0	0.50%	15.7%	12/31/2023	$2.42	0	$0	0.25%	16.0%	12/31/2023	$2.51	0	$0	0.00%	16.3%
12/31/2022	2.01	0	0	0.50%	-13.7%	12/31/2022	2.08	0	0	0.25%	-13.5%	12/31/2022	2.16	0	0	0.00%	-13.3%
12/31/2021	2.33	0	0	0.50%	12.2%	12/31/2021	2.41	0	0	0.25%	12.5%	12/31/2021	2.49	0	0	0.00%	12.8%
12/31/2020	2.08	0	0	0.50%	5.2%	12/31/2020	2.14	0	0	0.25%	5.5%	12/31/2020	2.21	0	0	0.00%	5.8%
12/31/2019	1.98	0	0	0.50%	19.3%	12/31/2019	2.03	0	0	0.25%	19.6%	12/31/2019	2.09	0	0	0.00%	19.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Investment Grade Bond Fund S Class - 06-738

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$348,166	$401,175	19,534
Receivables: investments sold	12,047
Payables: investments purchased	-
Net assets	$360,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$360,213	267,561	$1.35
Band 100	-	-	1.40
Band 75	-	-	1.45
Band 50	-	-	1.51
Band 25	-	-	1.56
Band 0	-	-	1.62
Total	$360,213	267,561

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,059
Mortality & expense charges			(4,068)
Net investment income (loss)			8,991

Gain (loss) on investments:
Net realized gain (loss)			(637)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,909
Net gain (loss)			3,272

Increase (decrease) in net assets from operations			$12,263

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,991	$(638)
Net realized gain (loss)		(637)	(6,266)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,909	(54,077)

Increase (decrease) in net assets from operations		12,263	(60,981)

Contract owner transactions:
Proceeds from units sold		36,595	29,440
Cost of units redeemed		-	(34,355)
Account charges		(3)	(6)
Increase (decrease)		36,592	(4,921)
Net increase (decrease)		48,855	(65,902)
Net assets, beginning		311,358	377,260
Net assets, ending		$360,213	$311,358

Units sold		27,699	21,622
Units redeemed		(2)	(25,967)
Net increase (decrease)		27,697	(4,345)
Units outstanding, beginning		239,864	244,209
Units outstanding, ending		267,561	239,864

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$692,361
Cost of units redeemed/account charges			(326,940)
Net investment income (loss)			28,154
Net realized gain (loss)			(9,348)
Realized gain distributions			28,995
Net change in unrealized appreciation (depreciation)			(53,009)
Net assets			$360,213
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	268	$360	1.25%	3.7%	12/31/2023	$1.40	0	$0	1.00%	4.0%	12/31/2023	$1.45	0	$0	0.75%	4.2%
12/31/2022	1.30	240	311	1.25%	-16.0%	12/31/2022	1.34	0	0	1.00%	-15.8%	12/31/2022	1.39	0	0	0.75%	-15.6%
12/31/2021	1.54	244	377	1.25%	-2.5%	12/31/2021	1.60	0	0	1.00%	-2.2%	12/31/2021	1.65	0	0	0.75%	-2.0%
12/31/2020	1.58	240	379	1.25%	7.6%	12/31/2020	1.63	0	0	1.00%	7.9%	12/31/2020	1.68	0	0	0.75%	8.1%
12/31/2019	1.47	257	378	1.25%	7.5%	12/31/2019	1.51	0	0	1.00%	7.8%	12/31/2019	1.56	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	0.50%	4.5%	12/31/2023	$1.56	0	$0	0.25%	4.8%	12/31/2023	$1.62	0	$0	0.00%	5.0%
12/31/2022	1.44	0	0	0.50%	-15.3%	12/31/2022	1.49	0	0	0.25%	-15.1%	12/31/2022	1.55	0	0	0.00%	-14.9%
12/31/2021	1.70	0	0	0.50%	-1.7%	12/31/2021	1.76	0	0	0.25%	-1.5%	12/31/2021	1.82	0	0	0.00%	-1.2%
12/31/2020	1.73	0	0	0.50%	8.4%	12/31/2020	1.79	0	0	0.25%	8.7%	12/31/2020	1.84	0	0	0.00%	9.0%
12/31/2019	1.60	0	0	0.50%	8.3%	12/31/2019	1.64	0	0	0.25%	8.6%	12/31/2019	1.69	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	1.0%
2021	1.9%
2020	1.5%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Balanced Strategy Fund R1 Class - 06-659

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$277,965	$286,166	27,303
Receivables: investments sold	-
Payables: investments purchased	(16)
Net assets	$277,949

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$277,949	123,435	$2.25
Band 100	-	-	2.34
Band 75	-	-	2.43
Band 50	-	-	2.52
Band 25	-	-	2.62
Band 0	-	-	2.72
Total	$277,949	123,435

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,668
Mortality & expense charges			(3,572)
Net investment income (loss)			1,096

Gain (loss) on investments:
Net realized gain (loss)			(55,365)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			100,149
Net gain (loss)			44,784

Increase (decrease) in net assets from operations			$45,880

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,096	$7,093
Net realized gain (loss)		(55,365)	(62,931)
Realized gain distributions		-	11,845
Net change in unrealized appreciation (depreciation)		100,149	(96,231)

Increase (decrease) in net assets from operations		45,880	(140,224)

Contract owner transactions:
Proceeds from units sold		72,560	116,872
Cost of units redeemed		(347,736)	(306,093)
Account charges		(389)	(2,703)
Increase (decrease)		(275,565)	(191,924)
Net increase (decrease)		(229,685)	(332,148)
Net assets, beginning		507,634	839,782
Net assets, ending		$277,949	$507,634

Units sold		34,721	55,641
Units redeemed		(166,145)	(151,514)
Net increase (decrease)		(131,424)	(95,873)
Units outstanding, beginning		254,859	350,732
Units outstanding, ending		123,435	254,859

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$34,413,182
Cost of units redeemed/account charges			(39,011,915)
Net investment income (loss)			1,059,553
Net realized gain (loss)			3,315,369
Realized gain distributions			509,961
Net change in unrealized appreciation (depreciation)			(8,201)
Net assets			$277,949
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.25	123	$278	1.25%	13.1%	12/31/2023	$2.34	0	$0	1.00%	13.3%	12/31/2023	$2.43	0	$0	0.75%	13.6%
12/31/2022	1.99	255	508	1.25%	-16.8%	12/31/2022	2.06	0	0	1.00%	-16.6%	12/31/2022	2.14	0	0	0.75%	-16.4%
12/31/2021	2.39	351	840	1.25%	12.2%	12/31/2021	2.47	0	0	1.00%	12.5%	12/31/2021	2.56	0	0	0.75%	12.8%
12/31/2020	2.13	446	951	1.25%	3.3%	12/31/2020	2.20	0	0	1.00%	3.5%	12/31/2020	2.27	0	0	0.75%	3.8%
12/31/2019	2.07	683	1,412	1.25%	12.6%	12/31/2019	2.12	0	0	1.00%	12.9%	12/31/2019	2.18	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.52	0	$0	0.50%	13.9%	12/31/2023	$2.62	0	$0	0.25%	14.2%	12/31/2023	$2.72	0	$0	0.00%	14.5%
12/31/2022	2.21	0	0	0.50%	-16.2%	12/31/2022	2.29	0	0	0.25%	-16.0%	12/31/2022	2.37	0	0	0.00%	-15.8%
12/31/2021	2.64	0	0	0.50%	13.1%	12/31/2021	2.73	0	0	0.25%	13.3%	12/31/2021	2.82	0	0	0.00%	13.6%
12/31/2020	2.34	0	0	0.50%	4.0%	12/31/2020	2.41	0	0	0.25%	4.3%	12/31/2020	2.48	0	0	0.00%	4.6%
12/31/2019	2.24	0	0	0.50%	13.5%	12/31/2019	2.31	0	0	0.25%	13.8%	12/31/2019	2.37	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	2.4%
2021	3.4%
2020	1.5%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Balanced Strategy Fund R5 Class - 06-665

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,236,192	$3,408,143	324,871
Receivables: investments sold	-
Payables: investments purchased	(471)
Net assets	$3,235,721

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,707,815	1,356,030	$2.00
Band 100	356,152	169,815	2.10
Band 75	-	-	2.20
Band 50	171,754	74,241	2.31
Band 25	-	-	2.43
Band 0	-	-	2.55
Total	$3,235,721	1,600,086

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$44,596
Mortality & expense charges			(34,737)
Net investment income (loss)			9,859

Gain (loss) on investments:
Net realized gain (loss)			(48,100)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			396,793
Net gain (loss)			348,693

Increase (decrease) in net assets from operations			$358,552

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,859	$23,017
Net realized gain (loss)		(48,100)	(117,477)
Realized gain distributions		-	67,358
Net change in unrealized appreciation (depreciation)		396,793	(655,572)

Increase (decrease) in net assets from operations		358,552	(682,674)

Contract owner transactions:
Proceeds from units sold		349,174	324,581
Cost of units redeemed		(307,750)	(1,037,603)
Account charges		(888)	(1,628)
Increase (decrease)		40,536	(714,650)
Net increase (decrease)		399,088	(1,397,324)
Net assets, beginning		2,836,633	4,233,957
Net assets, ending		$3,235,721	$2,836,633

Units sold		192,186	174,626
Units redeemed		(169,121)	(548,048)
Net increase (decrease)		23,065	(373,422)
Units outstanding, beginning		1,577,021	1,950,443
Units outstanding, ending		1,600,086	1,577,021

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$61,697,078
Cost of units redeemed/account charges			(63,808,808)
Net investment income (loss)			2,037,205
Net realized gain (loss)			872,954
Realized gain distributions			2,609,243
Net change in unrealized appreciation (depreciation)			(171,951)
Net assets			$3,235,721
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.00	1,356	$2,708	1.25%	12.5%	12/31/2023	$2.10	170	$356	1.00%	12.8%	12/31/2023	$2.20	0	$0	0.75%	13.0%
12/31/2022	1.78	1,299	2,305	1.25%	-17.3%	12/31/2022	1.86	204	379	1.00%	-17.1%	12/31/2022	1.95	0	0	0.75%	-16.9%
12/31/2021	2.15	1,610	3,454	1.25%	11.8%	12/31/2021	2.24	266	597	1.00%	12.0%	12/31/2021	2.34	0	0	0.75%	12.3%
12/31/2020	1.92	1,625	3,121	1.25%	2.8%	12/31/2020	2.00	290	580	1.00%	3.0%	12/31/2020	2.09	0	0	0.75%	3.3%
12/31/2019	1.87	1,954	3,652	1.25%	12.1%	12/31/2019	1.94	365	709	1.00%	12.4%	12/31/2019	2.02	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.31	74	$172	0.50%	13.3%	12/31/2023	$2.43	0	$0	0.25%	13.6%	12/31/2023	$2.55	0	$0	0.00%	13.9%
12/31/2022	2.04	74	152	0.50%	-16.7%	12/31/2022	2.14	0	0	0.25%	-16.4%	12/31/2022	2.24	0	0	0.00%	-16.2%
12/31/2021	2.45	75	183	0.50%	12.6%	12/31/2021	2.56	0	0	0.25%	12.9%	12/31/2021	2.67	0	0	0.00%	13.2%
12/31/2020	2.18	78	170	0.50%	3.5%	12/31/2020	2.27	0	0	0.25%	3.8%	12/31/2020	2.36	0	0	0.00%	4.0%
12/31/2019	2.10	78	164	0.50%	13.0%	12/31/2019	2.18	0	0	0.25%	13.3%	12/31/2019	2.27	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.7%
2021	2.9%
2020	1.3%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Conservative Strategy Fund R1 Class - 06-661

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$73,515	$82,151	8,396
Receivables: investments sold	-
Payables: investments purchased	(48)
Net assets	$73,467

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$73,467	45,637	$1.61
Band 100	-	-	1.67
Band 75	-	-	1.74
Band 50	-	-	1.80
Band 25	-	-	1.87
Band 0	-	-	1.94
Total	$73,467	45,637

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,513
Mortality & expense charges			(905)
Net investment income (loss)			608

Gain (loss) on investments:
Net realized gain (loss)			(4,225)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,485
Net gain (loss)			5,260

Increase (decrease) in net assets from operations			$5,868

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$608	$1,107
Net realized gain (loss)		(4,225)	(1,434)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		9,485	(17,245)

Increase (decrease) in net assets from operations		5,868	(17,572)

Contract owner transactions:
Proceeds from units sold		849	2,738
Cost of units redeemed		(28,608)	(10,133)
Account charges		(47)	(108)
Increase (decrease)		(27,806)	(7,503)
Net increase (decrease)		(21,938)	(25,075)
Net assets, beginning		95,405	120,480
Net assets, ending		$73,467	$95,405

Units sold		552	1,779
Units redeemed		(18,254)	(6,573)
Net increase (decrease)		(17,702)	(4,794)
Units outstanding, beginning		63,339	68,133
Units outstanding, ending		45,637	63,339

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,289,370
Cost of units redeemed/account charges			(4,647,114)
Net investment income (loss)			167,068
Net realized gain (loss)			191,495
Realized gain distributions			81,284
Net change in unrealized appreciation (depreciation)			(8,636)
Net assets			$73,467
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	46	$73	1.25%	6.9%	12/31/2023	$1.67	0	$0	1.00%	7.1%	12/31/2023	$1.74	0	$0	0.75%	7.4%
12/31/2022	1.51	63	95	1.25%	-14.8%	12/31/2022	1.56	0	0	1.00%	-14.6%	12/31/2022	1.62	0	0	0.75%	-14.4%
12/31/2021	1.77	68	120	1.25%	2.3%	12/31/2021	1.83	0	0	1.00%	2.5%	12/31/2021	1.89	0	0	0.75%	2.8%
12/31/2020	1.73	83	144	1.25%	4.5%	12/31/2020	1.78	0	0	1.00%	4.8%	12/31/2020	1.84	0	0	0.75%	5.0%
12/31/2019	1.65	84	139	1.25%	8.5%	12/31/2019	1.70	0	0	1.00%	8.8%	12/31/2019	1.75	0	0	0.75%	9.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	0	$0	0.50%	7.7%	12/31/2023	$1.87	0	$0	0.25%	7.9%	12/31/2023	$1.94	0	$0	0.00%	8.2%
12/31/2022	1.67	0	0	0.50%	-14.2%	12/31/2022	1.73	0	0	0.25%	-14.0%	12/31/2022	1.80	0	0	0.00%	-13.7%
12/31/2021	1.95	0	0	0.50%	3.0%	12/31/2021	2.01	0	0	0.25%	3.3%	12/31/2021	2.08	0	0	0.00%	3.6%
12/31/2020	1.89	0	0	0.50%	5.3%	12/31/2020	1.95	0	0	0.25%	5.5%	12/31/2020	2.01	0	0	0.00%	5.8%
12/31/2019	1.80	0	0	0.50%	9.3%	12/31/2019	1.85	0	0	0.25%	9.6%	12/31/2019	1.90	0	0	0.00%	9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	2.2%
2021	2.0%
2020	1.8%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Conservative Strategy Fund R5 Class - 06-655

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$514,090	$582,018	59,019
Receivables: investments sold	-
Payables: investments purchased	(28)
Net assets	$514,062

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$208,532	146,855	$1.42
Band 100	114,715	76,917	1.49
Band 75	-	-	1.57
Band 50	190,815	115,990	1.65
Band 25	-	-	1.73
Band 0	-	-	1.81
Total	$514,062	339,762

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,290
Mortality & expense charges			(4,675)
Net investment income (loss)			3,615

Gain (loss) on investments:
Net realized gain (loss)			(8,668)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			38,058
Net gain (loss)			29,390

Increase (decrease) in net assets from operations			$33,005

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,615	$5,471
Net realized gain (loss)		(8,668)	(21,603)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		38,058	(92,276)

Increase (decrease) in net assets from operations		33,005	(108,408)

Contract owner transactions:
Proceeds from units sold		180	4,430
Cost of units redeemed		(44,872)	(212,016)
Account charges		(93)	(147)
Increase (decrease)		(44,785)	(207,733)
Net increase (decrease)		(11,780)	(316,141)
Net assets, beginning		525,842	841,983
Net assets, ending		$514,062	$525,842

Units sold		11,661	3,176
Units redeemed		(44,378)	(141,053)
Net increase (decrease)		(32,717)	(137,877)
Units outstanding, beginning		372,479	510,356
Units outstanding, ending		339,762	372,479

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,849,530
Cost of units redeemed/account charges			(9,947,214)
Net investment income (loss)			375,180
Net realized gain (loss)			(51,409)
Realized gain distributions			355,903
Net change in unrealized appreciation (depreciation)			(67,928)
Net assets			$514,062
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	147	$209	1.25%	6.3%	12/31/2023	$1.49	77	$115	1.00%	6.5%	12/31/2023	$1.57	0	$0	0.75%	6.8%
12/31/2022	1.34	180	240	1.25%	-15.1%	12/31/2022	1.40	77	108	1.00%	-14.9%	12/31/2022	1.47	0	0	0.75%	-14.7%
12/31/2021	1.57	263	414	1.25%	1.7%	12/31/2021	1.64	107	176	1.00%	2.0%	12/31/2021	1.72	0	0	0.75%	2.3%
12/31/2020	1.55	265	410	1.25%	3.9%	12/31/2020	1.61	131	211	1.00%	4.2%	12/31/2020	1.68	0	0	0.75%	4.4%
12/31/2019	1.49	269	401	1.25%	7.9%	12/31/2019	1.55	133	206	1.00%	8.2%	12/31/2019	1.61	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	116	$191	0.50%	7.1%	12/31/2023	$1.73	0	$0	0.25%	7.3%	12/31/2023	$1.81	0	$0	0.00%	7.6%
12/31/2022	1.54	116	178	0.50%	-14.5%	12/31/2022	1.61	0	0	0.25%	-14.2%	12/31/2022	1.69	0	0	0.00%	-14.0%
12/31/2021	1.80	140	252	0.50%	2.5%	12/31/2021	1.88	0	0	0.25%	2.8%	12/31/2021	1.96	0	0	0.00%	3.0%
12/31/2020	1.75	140	246	0.50%	4.7%	12/31/2020	1.83	0	0	0.25%	4.9%	12/31/2020	1.90	0	0	0.00%	5.2%
12/31/2019	1.67	57	96	0.50%	8.8%	12/31/2019	1.74	0	0	0.25%	9.0%	12/31/2019	1.81	0	0	0.00%	9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.6%
2021	2.1%
2020	1.7%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$424,451	$373,199	29,942
Receivables: investments sold	-
Payables: investments purchased	(463)
Net assets	$423,988

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$423,988	152,276	$2.78
Band 100	-	-	2.89
Band 75	-	-	3.00
Band 50	-	-	3.12
Band 25	-	-	3.24
Band 0	-	-	3.36
Total	$423,988	152,276

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,866
Mortality & expense charges			(4,901)
Net investment income (loss)			965

Gain (loss) on investments:
Net realized gain (loss)			968
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			63,136
Net gain (loss)			64,104

Increase (decrease) in net assets from operations			$65,069

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$965	$3,673
Net realized gain (loss)		968	832
Realized gain distributions		-	11,591
Net change in unrealized appreciation (depreciation)		63,136	(88,761)

Increase (decrease) in net assets from operations		65,069	(72,665)

Contract owner transactions:
Proceeds from units sold		11,235	52,938
Cost of units redeemed		(27,950)	(17,355)
Account charges		(247)	(270)
Increase (decrease)		(16,962)	35,313
Net increase (decrease)		48,107	(37,352)
Net assets, beginning		375,881	413,233
Net assets, ending		$423,988	$375,881

Units sold		4,366	22,596
Units redeemed		(11,148)	(7,285)
Net increase (decrease)		(6,782)	15,311
Units outstanding, beginning		159,058	143,747
Units outstanding, ending		152,276	159,058

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,333,415
Cost of units redeemed/account charges			(3,628,673)
Net investment income (loss)			73,058
Net realized gain (loss)			553,569
Realized gain distributions			41,367
Net change in unrealized appreciation (depreciation)			51,252
Net assets			$423,988
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.78	152	$424	1.25%	17.8%	12/31/2023	$2.89	0	$0	1.00%	18.1%	12/31/2023	$3.00	0	$0	0.75%	18.4%
12/31/2022	2.36	159	376	1.25%	-17.8%	12/31/2022	2.45	0	0	1.00%	-17.6%	12/31/2022	2.54	0	0	0.75%	-17.4%
12/31/2021	2.87	144	413	1.25%	19.5%	12/31/2021	2.97	0	0	1.00%	19.8%	12/31/2021	3.07	0	0	0.75%	20.1%
12/31/2020	2.41	216	520	1.25%	3.2%	12/31/2020	2.48	0	0	1.00%	3.5%	12/31/2020	2.55	0	0	0.75%	3.7%
12/31/2019	2.33	199	464	1.25%	17.6%	12/31/2019	2.40	0	0	1.00%	17.9%	12/31/2019	2.46	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.12	0	$0	0.50%	18.7%	12/31/2023	$3.24	0	$0	0.25%	19.0%	12/31/2023	$3.36	0	$0	0.00%	19.3%
12/31/2022	2.63	0	0	0.50%	-17.2%	12/31/2022	2.72	0	0	0.25%	-17.0%	12/31/2022	2.82	0	0	0.00%	-16.8%
12/31/2021	3.17	0	0	0.50%	20.4%	12/31/2021	3.28	0	0	0.25%	20.7%	12/31/2021	3.38	0	0	0.00%	21.0%
12/31/2020	2.63	0	0	0.50%	4.0%	12/31/2020	2.71	0	0	0.25%	4.3%	12/31/2020	2.80	0	0	0.00%	4.5%
12/31/2019	2.53	0	0	0.50%	18.5%	12/31/2019	2.60	0	0	0.25%	18.8%	12/31/2019	2.68	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	2.1%
2021	2.4%
2020	2.0%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,132,866	$955,522	85,294
Receivables: investments sold	-
Payables: investments purchased	(162)
Net assets	$1,132,704

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$487,314	207,985	$2.34
Band 100	162,236	65,929	2.46
Band 75	-	-	2.58
Band 50	483,154	177,996	2.71
Band 25	-	-	2.85
Band 0	-	-	2.99
Total	$1,132,704	451,910

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,836
Mortality & expense charges			(9,303)
Net investment income (loss)			3,533

Gain (loss) on investments:
Net realized gain (loss)			13,200
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			150,735
Net gain (loss)			163,935

Increase (decrease) in net assets from operations			$167,468

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,533	$12,363
Net realized gain (loss)		13,200	61,151
Realized gain distributions		-	31,353
Net change in unrealized appreciation (depreciation)		150,735	(343,228)

Increase (decrease) in net assets from operations		167,468	(238,361)

Contract owner transactions:
Proceeds from units sold		111,749	34,575
Cost of units redeemed		(103,850)	(310,285)
Account charges		(269)	(364)
Increase (decrease)		7,630	(276,074)
Net increase (decrease)		175,098	(514,435)
Net assets, beginning		957,606	1,472,041
Net assets, ending		$1,132,704	$957,606

Units sold		47,845	15,207
Units redeemed		(45,114)	(139,504)
Net increase (decrease)		2,731	(124,297)
Units outstanding, beginning		449,179	573,476
Units outstanding, ending		451,910	449,179

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,196,933
Cost of units redeemed/account charges			(11,262,723)
Net investment income (loss)			299,734
Net realized gain (loss)			324,867
Realized gain distributions			396,549
Net change in unrealized appreciation (depreciation)			177,344
Net assets			$1,132,704
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.34	208	$487	1.25%	17.2%	12/31/2023	$2.46	66	$162	1.00%	17.5%	12/31/2023	$2.58	0	$0	0.75%	17.8%
12/31/2022	2.00	204	408	1.25%	-18.3%	12/31/2022	2.09	66	138	1.00%	-18.1%	12/31/2022	2.19	0	0	0.75%	-17.9%
12/31/2021	2.45	329	805	1.25%	18.9%	12/31/2021	2.56	63	160	1.00%	19.2%	12/31/2021	2.67	0	0	0.75%	19.5%
12/31/2020	2.06	333	684	1.25%	2.8%	12/31/2020	2.14	68	147	1.00%	3.0%	12/31/2020	2.23	0	0	0.75%	3.3%
12/31/2019	2.00	388	777	1.25%	16.9%	12/31/2019	2.08	77	161	1.00%	17.2%	12/31/2019	2.16	0	0	0.75%	17.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.71	178	$483	0.50%	18.1%	12/31/2023	$2.85	0	$0	0.25%	18.4%	12/31/2023	$2.99	0	$0	0.00%	18.7%
12/31/2022	2.30	179	411	0.50%	-17.7%	12/31/2022	2.41	0	0	0.25%	-17.5%	12/31/2022	2.52	0	0	0.00%	-17.2%
12/31/2021	2.79	182	507	0.50%	19.8%	12/31/2021	2.92	0	0	0.25%	20.1%	12/31/2021	3.05	0	0	0.00%	20.4%
12/31/2020	2.33	182	423	0.50%	3.5%	12/31/2020	2.43	0	0	0.25%	3.8%	12/31/2020	2.53	0	0	0.00%	4.1%
12/31/2019	2.25	190	427	0.50%	17.8%	12/31/2019	2.34	0	0	0.25%	18.1%	12/31/2019	2.43	0	0	0.00%	18.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	1.8%
2021	2.4%
2020	1.7%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Growth Strategy Fund R1 Class - 06-663

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$802,383	$772,634	67,694
Receivables: investments sold	-
Payables: investments purchased	(6,298)
Net assets	$796,085

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$796,085	307,019	$2.59
Band 100	-	-	2.69
Band 75	-	-	2.80
Band 50	-	-	2.90
Band 25	-	-	3.01
Band 0	-	-	3.13
Total	$796,085	307,019

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,532
Mortality & expense charges			(9,709)
Net investment income (loss)			(177)

Gain (loss) on investments:
Net realized gain (loss)			(156,328)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			346,588
Net gain (loss)			190,260

Increase (decrease) in net assets from operations			$190,083

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(177)	$(510)
Net realized gain (loss)		(156,328)	(7,921)
Realized gain distributions		-	54,681
Net change in unrealized appreciation (depreciation)		346,588	(424,089)

Increase (decrease) in net assets from operations		190,083	(377,839)

Contract owner transactions:
Proceeds from units sold		296,799	139,838
Cost of units redeemed		(1,527,382)	(85,371)
Account charges		(480)	(518)
Increase (decrease)		(1,231,063)	53,949
Net increase (decrease)		(1,040,980)	(323,890)
Net assets, beginning		1,837,065	2,160,955
Net assets, ending		$796,085	$1,837,065

Units sold		124,766	61,604
Units redeemed		(641,459)	(38,695)
Net increase (decrease)		(516,693)	22,909
Units outstanding, beginning		823,712	800,803
Units outstanding, ending		307,019	823,712

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,632,864
Cost of units redeemed/account charges			(8,609,334)
Net investment income (loss)			322,649
Net realized gain (loss)			919,889
Realized gain distributions			500,268
Net change in unrealized appreciation (depreciation)			29,749
Net assets			$796,085
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.59	307	$796	1.25%	16.3%	12/31/2023	$2.69	0	$0	1.00%	16.6%	12/31/2023	$2.80	0	$0	0.75%	16.8%
12/31/2022	2.23	824	1,837	1.25%	-17.4%	12/31/2022	2.31	0	0	1.00%	-17.1%	12/31/2022	2.39	0	0	0.75%	-16.9%
12/31/2021	2.70	801	2,161	1.25%	16.7%	12/31/2021	2.79	0	0	1.00%	17.0%	12/31/2021	2.88	0	0	0.75%	17.3%
12/31/2020	2.31	734	1,698	1.25%	5.3%	12/31/2020	2.38	0	0	1.00%	5.5%	12/31/2020	2.46	0	0	0.75%	5.8%
12/31/2019	2.20	702	1,542	1.25%	14.5%	12/31/2019	2.26	0	0	1.00%	14.8%	12/31/2019	2.32	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.90	0	$0	0.50%	17.1%	12/31/2023	$3.01	0	$0	0.25%	17.4%	12/31/2023	$3.13	0	$0	0.00%	17.7%
12/31/2022	2.48	0	0	0.50%	-16.7%	12/31/2022	2.57	0	0	0.25%	-16.5%	12/31/2022	2.66	0	0	0.00%	-16.3%
12/31/2021	2.98	0	0	0.50%	17.6%	12/31/2021	3.07	0	0	0.25%	17.9%	12/31/2021	3.18	0	0	0.00%	18.2%
12/31/2020	2.53	0	0	0.50%	6.1%	12/31/2020	2.61	0	0	0.25%	6.3%	12/31/2020	2.69	0	0	0.00%	6.6%
12/31/2019	2.39	0	0	0.50%	15.4%	12/31/2019	2.45	0	0	0.25%	15.6%	12/31/2019	2.52	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	1.2%
2021	4.2%
2020	0.8%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Growth Strategy Fund R5 Class - 06-670

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,169,757	$1,137,734	102,238
Receivables: investments sold	-
Payables: investments purchased	(146)
Net assets	$1,169,611

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$557,308	248,620	$2.24
Band 100	243,290	103,343	2.35
Band 75	-	-	2.47
Band 50	369,013	142,095	2.60
Band 25	-	-	2.73
Band 0	-	-	2.86
Total	$1,169,611	494,058

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,340
Mortality & expense charges			(12,277)
Net investment income (loss)			4,063

Gain (loss) on investments:
Net realized gain (loss)			(29,109)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			209,166
Net gain (loss)			180,057

Increase (decrease) in net assets from operations			$184,120

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,063	$(2,316)
Net realized gain (loss)		(29,109)	10,130
Realized gain distributions		-	42,232
Net change in unrealized appreciation (depreciation)		209,166	(397,511)

Increase (decrease) in net assets from operations		184,120	(347,465)

Contract owner transactions:
Proceeds from units sold		8,659	29,589
Cost of units redeemed		(405,836)	(519,941)
Account charges		(408)	(390)
Increase (decrease)		(397,585)	(490,742)
Net increase (decrease)		(213,465)	(838,207)
Net assets, beginning		1,383,076	2,221,283
Net assets, ending		$1,169,611	$1,383,076

Units sold		4,264	14,445
Units redeemed		(198,064)	(244,527)
Net increase (decrease)		(193,800)	(230,082)
Units outstanding, beginning		687,858	917,940
Units outstanding, ending		494,058	687,858

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,331,037
Cost of units redeemed/account charges			(22,265,751)
Net investment income (loss)			627,788
Net realized gain (loss)			1,437,366
Realized gain distributions			1,007,148
Net change in unrealized appreciation (depreciation)			32,023
Net assets			$1,169,611
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.24	249	$557	1.25%	15.7%	12/31/2023	$2.35	103	$243	1.00%	16.0%	12/31/2023	$2.47	0	$0	0.75%	16.3%
12/31/2022	1.94	441	855	1.25%	-17.8%	12/31/2022	2.03	104	211	1.00%	-17.6%	12/31/2022	2.13	0	0	0.75%	-17.4%
12/31/2021	2.36	669	1,575	1.25%	16.1%	12/31/2021	2.46	107	262	1.00%	16.4%	12/31/2021	2.57	0	0	0.75%	16.7%
12/31/2020	2.03	684	1,388	1.25%	4.8%	12/31/2020	2.12	110	232	1.00%	5.1%	12/31/2020	2.21	0	0	0.75%	5.3%
12/31/2019	1.94	799	1,548	1.25%	13.9%	12/31/2019	2.01	130	262	1.00%	14.2%	12/31/2019	2.09	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.60	142	$369	0.50%	16.6%	12/31/2023	$2.73	0	$0	0.25%	16.9%	12/31/2023	$2.86	0	$0	0.00%	17.2%
12/31/2022	2.23	142	317	0.50%	-17.2%	12/31/2022	2.33	0	0	0.25%	-17.0%	12/31/2022	2.44	0	0	0.00%	-16.8%
12/31/2021	2.69	143	384	0.50%	16.9%	12/31/2021	2.81	0	0	0.25%	17.2%	12/31/2021	2.94	0	0	0.00%	17.5%
12/31/2020	2.30	134	309	0.50%	5.6%	12/31/2020	2.40	0	0	0.25%	5.9%	12/31/2020	2.50	0	0	0.00%	6.1%
12/31/2019	2.18	157	341	0.50%	14.7%	12/31/2019	2.26	0	0	0.25%	15.0%	12/31/2019	2.35	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	0.8%
2021	3.7%
2020	0.5%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Moderate Strategy Fund R1 Class - 06-664

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$359,160	$403,258	38,980
Receivables: investments sold	-
Payables: investments purchased	(147)
Net assets	$359,013

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$359,013	189,676	$1.89
Band 100	-	-	1.97
Band 75	-	-	2.04
Band 50	-	-	2.12
Band 25	-	-	2.20
Band 0	-	-	2.28
Total	$359,013	189,676

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,793
Mortality & expense charges			(4,219)
Net investment income (loss)			1,574

Gain (loss) on investments:
Net realized gain (loss)			(11,776)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			44,629
Net gain (loss)			32,853

Increase (decrease) in net assets from operations			$34,427

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,574	$5,493
Net realized gain (loss)		(11,776)	(7,359)
Realized gain distributions		-	4,491
Net change in unrealized appreciation (depreciation)		44,629	(75,830)

Increase (decrease) in net assets from operations		34,427	(73,205)

Contract owner transactions:
Proceeds from units sold		15,795	19,991
Cost of units redeemed		(59,361)	(35,985)
Account charges		(349)	(349)
Increase (decrease)		(43,915)	(16,343)
Net increase (decrease)		(9,488)	(89,548)
Net assets, beginning		368,501	458,049
Net assets, ending		$359,013	$368,501

Units sold		8,815	11,177
Units redeemed		(33,010)	(20,723)
Net increase (decrease)		(24,195)	(9,546)
Units outstanding, beginning		213,871	223,417
Units outstanding, ending		189,676	213,871

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,323,888
Cost of units redeemed/account charges			(10,306,353)
Net investment income (loss)			617,470
Net realized gain (loss)			1,614,539
Realized gain distributions			153,567
Net change in unrealized appreciation (depreciation)			(44,098)
Net assets			$359,013
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	190	$359	1.25%	9.9%	12/31/2023	$1.97	0	$0	1.00%	10.1%	12/31/2023	$2.04	0	$0	0.75%	10.4%
12/31/2022	1.72	214	369	1.25%	-16.0%	12/31/2022	1.78	0	0	1.00%	-15.7%	12/31/2022	1.85	0	0	0.75%	-15.5%
12/31/2021	2.05	223	458	1.25%	7.1%	12/31/2021	2.12	0	0	1.00%	7.4%	12/31/2021	2.19	0	0	0.75%	7.7%
12/31/2020	1.91	293	560	1.25%	2.4%	12/31/2020	1.97	0	0	1.00%	2.6%	12/31/2020	2.03	0	0	0.75%	2.9%
12/31/2019	1.87	284	531	1.25%	9.8%	12/31/2019	1.92	0	0	1.00%	10.0%	12/31/2019	1.98	0	0	0.75%	10.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.12	0	$0	0.50%	10.7%	12/31/2023	$2.20	0	$0	0.25%	11.0%	12/31/2023	$2.28	0	$0	0.00%	11.2%
12/31/2022	1.91	0	0	0.50%	-15.3%	12/31/2022	1.98	0	0	0.25%	-15.1%	12/31/2022	2.05	0	0	0.00%	-14.9%
12/31/2021	2.26	0	0	0.50%	7.9%	12/31/2021	2.34	0	0	0.25%	8.2%	12/31/2021	2.41	0	0	0.00%	8.5%
12/31/2020	2.09	0	0	0.50%	3.2%	12/31/2020	2.16	0	0	0.25%	3.4%	12/31/2020	2.22	0	0	0.00%	3.7%
12/31/2019	2.03	0	0	0.50%	10.6%	12/31/2019	2.09	0	0	0.25%	10.9%	12/31/2019	2.15	0	0	0.00%	11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	2.5%
2021	2.6%
2020	1.2%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell LifePoints Moderate Strategy Fund R5 Class - 06-660

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$856,932	$972,120	94,327
Receivables: investments sold	-
Payables: investments purchased	(437)
Net assets	$856,495

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$773,097	466,652	$1.66
Band 100	76,498	43,966	1.74
Band 75	-	-	1.83
Band 50	6,900	3,595	1.92
Band 25	-	-	2.02
Band 0	-	-	2.12
Total	$856,495	514,213

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,537
Mortality & expense charges			(9,934)
Net investment income (loss)			603

Gain (loss) on investments:
Net realized gain (loss)			(3,180)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			75,743
Net gain (loss)			72,563

Increase (decrease) in net assets from operations			$73,166

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$603	$7,917
Net realized gain (loss)		(3,180)	(67,154)
Realized gain distributions		-	9,756
Net change in unrealized appreciation (depreciation)		75,743	(159,706)

Increase (decrease) in net assets from operations		73,166	(209,187)

Contract owner transactions:
Proceeds from units sold		1,514	18,954
Cost of units redeemed		(5,899)	(328,980)
Account charges		(325)	(338)
Increase (decrease)		(4,710)	(310,364)
Net increase (decrease)		68,456	(519,551)
Net assets, beginning		788,039	1,307,590
Net assets, ending		$856,495	$788,039

Units sold		967	11,120
Units redeemed		(3,921)	(208,561)
Net increase (decrease)		(2,954)	(197,441)
Units outstanding, beginning		517,167	714,608
Units outstanding, ending		514,213	517,167

* Date of Fund Inception into Variable Account: 5 /17 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,559,636
Cost of units redeemed/account charges			(12,988,647)
Net investment income (loss)			636,439
Net realized gain (loss)			43,556
Realized gain distributions			720,699
Net change in unrealized appreciation (depreciation)			(115,188)
Net assets			$856,495
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.66	467	$773	1.25%	9.3%	12/31/2023	$1.74	44	$76	1.00%	9.6%	12/31/2023	$1.83	0	$0	0.75%	9.8%
12/31/2022	1.52	469	711	1.25%	-16.4%	12/31/2022	1.59	44	70	1.00%	-16.2%	12/31/2022	1.66	0	0	0.75%	-15.9%
12/31/2021	1.81	571	1,035	1.25%	6.7%	12/31/2021	1.89	140	265	1.00%	6.9%	12/31/2021	1.98	0	0	0.75%	7.2%
12/31/2020	1.70	582	989	1.25%	1.8%	12/31/2020	1.77	149	264	1.00%	2.0%	12/31/2020	1.85	0	0	0.75%	2.3%
12/31/2019	1.67	625	1,044	1.25%	9.2%	12/31/2019	1.74	157	273	1.00%	9.4%	12/31/2019	1.81	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.92	4	$7	0.50%	10.1%	12/31/2023	$2.02	0	$0	0.25%	10.4%	12/31/2023	$2.12	0	$0	0.00%	10.7%
12/31/2022	1.74	4	6	0.50%	-15.7%	12/31/2022	1.83	0	0	0.25%	-15.5%	12/31/2022	1.91	0	0	0.00%	-15.3%
12/31/2021	2.07	4	8	0.50%	7.5%	12/31/2021	2.16	0	0	0.25%	7.7%	12/31/2021	2.26	0	0	0.00%	8.0%
12/31/2020	1.92	4	7	0.50%	2.5%	12/31/2020	2.01	0	0	0.25%	2.8%	12/31/2020	2.09	0	0	0.00%	3.1%
12/31/2019	1.88	4	7	0.50%	10.0%	12/31/2019	1.95	0	0	0.25%	10.3%	12/31/2019	2.03	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.9%
2021	2.9%
2020	1.0%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Short Duration Bond Fund S Class - 06-748

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$240,737	$237,927	12,953
Receivables: investments sold	464
Payables: investments purchased	-
Net assets	$241,201

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$241,201	195,115	$1.24
Band 100	-	-	1.28
Band 75	-	-	1.33
Band 50	-	-	1.38
Band 25	-	-	1.44
Band 0	-	-	1.49
Total	$241,201	195,115

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,547
Mortality & expense charges			(2,834)
Net investment income (loss)			3,713

Gain (loss) on investments:
Net realized gain (loss)			(18)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,825
Net gain (loss)			4,807

Increase (decrease) in net assets from operations			$8,520

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,713	$(1,342)
Net realized gain (loss)		(18)	(12,841)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,825	(1,391)

Increase (decrease) in net assets from operations		8,520	(15,574)

Contract owner transactions:
Proceeds from units sold		15,236	177,636
Cost of units redeemed		(3,054)	(191,879)
Account charges		(14)	(14)
Increase (decrease)		12,168	(14,257)
Net increase (decrease)		20,688	(29,831)
Net assets, beginning		220,513	250,344
Net assets, ending		$241,201	$220,513

Units sold		12,584	149,584
Units redeemed		(2,545)	(161,735)
Net increase (decrease)		10,039	(12,151)
Units outstanding, beginning		185,076	197,227
Units outstanding, ending		195,115	185,076

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,410,905
Cost of units redeemed/account charges			(4,208,203)
Net investment income (loss)			42,843
Net realized gain (loss)			(12,179)
Realized gain distributions			5,025
Net change in unrealized appreciation (depreciation)			2,810
Net assets			$241,201
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	195	$241	1.25%	3.8%	12/31/2023	$1.28	0	$0	1.00%	4.0%	12/31/2023	$1.33	0	$0	0.75%	4.3%
12/31/2022	1.19	185	221	1.25%	-6.1%	12/31/2022	1.23	0	0	1.00%	-5.9%	12/31/2022	1.28	0	0	0.75%	-5.7%
12/31/2021	1.27	197	250	1.25%	-2.0%	12/31/2021	1.31	0	0	1.00%	-1.7%	12/31/2021	1.35	0	0	0.75%	-1.5%
12/31/2020	1.30	199	257	1.25%	3.7%	12/31/2020	1.33	0	0	1.00%	3.9%	12/31/2020	1.38	0	0	0.75%	4.2%
12/31/2019	1.25	329	411	1.25%	3.4%	12/31/2019	1.28	0	0	1.00%	3.6%	12/31/2019	1.32	0	0	0.75%	3.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	4.5%	12/31/2023	$1.44	0	$0	0.25%	4.8%	12/31/2023	$1.49	0	$0	0.00%	5.1%
12/31/2022	1.32	0	0	0.50%	-5.4%	12/31/2022	1.37	0	0	0.25%	-5.2%	12/31/2022	1.42	0	0	0.00%	-5.0%
12/31/2021	1.40	0	0	0.50%	-1.2%	12/31/2021	1.45	0	0	0.25%	-1.0%	12/31/2021	1.49	0	0	0.00%	-0.8%
12/31/2020	1.42	0	0	0.50%	4.5%	12/31/2020	1.46	0	0	0.25%	4.7%	12/31/2020	1.51	0	0	0.00%	5.0%
12/31/2019	1.36	0	0	0.50%	4.2%	12/31/2019	1.39	0	0	0.25%	4.4%	12/31/2019	1.43	0	0	0.00%	4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.8%
2021	0.8%
2020	2.5%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Strategic Bond Fund S Class - 06-741 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.46
Band 100	-	-	1.52
Band 75	-	-	1.58
Band 50	-	-	1.64
Band 25	-	-	1.70
Band 0	-	-	1.77
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,284,325
Cost of units redeemed/account charges			(1,299,164)
Net investment income (loss)			(1,986)
Net realized gain (loss)			(10,514)
Realized gain distributions			27,339
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	1.25%	3.1%	12/31/2023	$1.52	0	$0	1.00%	3.3%	12/31/2023	$1.58	0	$0	0.75%	3.6%
12/31/2022	1.42	0	0	1.25%	-15.3%	12/31/2022	1.47	0	0	1.00%	-15.1%	12/31/2022	1.52	0	0	0.75%	-14.9%
12/31/2021	1.68	0	0	1.25%	-2.9%	12/31/2021	1.73	0	0	1.00%	-2.7%	12/31/2021	1.79	0	0	0.75%	-2.5%
12/31/2020	1.73	0	0	1.25%	7.5%	12/31/2020	1.78	0	0	1.00%	7.8%	12/31/2020	1.83	0	0	0.75%	8.1%
12/31/2019	1.61	0	0	1.25%	8.1%	12/31/2019	1.65	0	0	1.00%	8.4%	12/31/2019	1.70	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	0	$0	0.50%	3.9%	12/31/2023	$1.70	0	$0	0.25%	4.1%	12/31/2023	$1.77	0	$0	0.00%	4.4%
12/31/2022	1.58	0	0	0.50%	-14.7%	12/31/2022	1.63	0	0	0.25%	-14.4%	12/31/2022	1.69	0	0	0.00%	-14.2%
12/31/2021	1.85	0	0	0.50%	-2.2%	12/31/2021	1.91	0	0	0.25%	-2.0%	12/31/2021	1.97	0	0	0.00%	-1.7%
12/31/2020	1.89	0	0	0.50%	8.3%	12/31/2020	1.95	0	0	0.25%	8.6%	12/31/2020	2.01	0	0	0.00%	8.9%
12/31/2019	1.74	0	0	0.50%	8.9%	12/31/2019	1.79	0	0	0.25%	9.2%	12/31/2019	1.84	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Equity Income Fund S Class - 06-742

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$441,260	$507,539	18,662
Receivables: investments sold	-
Payables: investments purchased	(80)
Net assets	$441,180

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$441,180	94,422	$4.67
Band 100	-	-	4.85
Band 75	-	-	5.04
Band 50	-	-	5.23
Band 25	-	-	5.43
Band 0	-	-	5.64
Total	$441,180	94,422

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,196
Mortality & expense charges			(5,040)
Net investment income (loss)			2,156

Gain (loss) on investments:
Net realized gain (loss)			(763)
Realized gain distributions			45,253
Net change in unrealized appreciation (depreciation)			(3,838)
Net gain (loss)			40,652

Increase (decrease) in net assets from operations			$42,808

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,156	$1,073
Net realized gain (loss)		(763)	293
Realized gain distributions		45,253	57,811
Net change in unrealized appreciation (depreciation)		(3,838)	(100,395)

Increase (decrease) in net assets from operations		42,808	(41,218)

Contract owner transactions:
Proceeds from units sold		40,776	273,848
Cost of units redeemed		(28,062)	(94,730)
Account charges		(57)	(43)
Increase (decrease)		12,657	179,075
Net increase (decrease)		55,465	137,857
Net assets, beginning		385,715	247,858
Net assets, ending		$441,180	$385,715

Units sold		9,471	62,534
Units redeemed		(6,557)	(23,956)
Net increase (decrease)		2,914	38,578
Units outstanding, beginning		91,508	52,930
Units outstanding, ending		94,422	91,508

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$521,541
Cost of units redeemed/account charges			(336,678)
Net investment income (loss)			2,318
Net realized gain (loss)			54,648
Realized gain distributions			265,630
Net change in unrealized appreciation (depreciation)			(66,279)
Net assets			$441,180
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.67	94	$441	1.25%	10.9%	12/31/2023	$4.85	0	$0	1.00%	11.1%	12/31/2023	$5.04	0	$0	0.75%	11.4%
12/31/2022	4.22	92	386	1.25%	-10.0%	12/31/2022	4.37	0	0	1.00%	-9.8%	12/31/2022	4.52	0	0	0.75%	-9.5%
12/31/2021	4.68	53	248	1.25%	25.8%	12/31/2021	4.84	0	0	1.00%	26.1%	12/31/2021	5.00	0	0	0.75%	26.4%
12/31/2020	3.72	49	182	1.25%	7.5%	12/31/2020	3.84	0	0	1.00%	7.8%	12/31/2020	3.95	0	0	0.75%	8.0%
12/31/2019	3.46	50	173	1.25%	27.8%	12/31/2019	3.56	0	0	1.00%	28.1%	12/31/2019	3.66	0	0	0.75%	28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.23	0	$0	0.50%	11.7%	12/31/2023	$5.43	0	$0	0.25%	12.0%	12/31/2023	$5.64	0	$0	0.00%	12.2%
12/31/2022	4.68	0	0	0.50%	-9.3%	12/31/2022	4.85	0	0	0.25%	-9.1%	12/31/2022	5.02	0	0	0.00%	-8.9%
12/31/2021	5.16	0	0	0.50%	26.7%	12/31/2021	5.33	0	0	0.25%	27.1%	12/31/2021	5.51	0	0	0.00%	27.4%
12/31/2020	4.07	0	0	0.50%	8.3%	12/31/2020	4.20	0	0	0.25%	8.6%	12/31/2020	4.33	0	0	0.00%	8.9%
12/31/2019	3.76	0	0	0.50%	28.7%	12/31/2019	3.87	0	0	0.25%	29.1%	12/31/2019	3.97	0	0	0.00%	29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.7%
2021	0.9%
2020	1.4%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Sustainable Equity Fund S Class - 06-744

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,610	$4,786	106
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$4,608

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,608	956	$4.82
Band 100	-	-	5.01
Band 75	-	-	5.20
Band 50	-	-	5.40
Band 25	-	-	5.60
Band 0	-	-	5.82
Total	$4,608	956

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$29
Mortality & expense charges			(56)
Net investment income (loss)			(27)

Gain (loss) on investments:
Net realized gain (loss)			(265)
Realized gain distributions			282
Net change in unrealized appreciation (depreciation)			607
Net gain (loss)			624

Increase (decrease) in net assets from operations			$597

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27)	$(26)
Net realized gain (loss)		(265)	(3)
Realized gain distributions		282	403
Net change in unrealized appreciation (depreciation)		607	(1,021)

Increase (decrease) in net assets from operations		597	(647)

Contract owner transactions:
Proceeds from units sold		1,726	145
Cost of units redeemed		(1,476)	-
Account charges		(8)	(8)
Increase (decrease)		242	137
Net increase (decrease)		839	(510)
Net assets, beginning		3,769	4,279
Net assets, ending		$4,608	$3,769

Units sold		381	35
Units redeemed		(348)	(2)
Net increase (decrease)		33	33
Units outstanding, beginning		923	890
Units outstanding, ending		956	923

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,116
Cost of units redeemed/account charges			(1,533)
Net investment income (loss)			(100)
Net realized gain (loss)			(237)
Realized gain distributions			2,538
Net change in unrealized appreciation (depreciation)			(176)
Net assets			$4,608
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.82	1	$5	1.25%	18.0%	12/31/2023	$5.01	0	$0	1.00%	18.3%	12/31/2023	$5.20	0	$0	0.75%	18.6%
12/31/2022	4.09	1	4	1.25%	-15.0%	12/31/2022	4.23	0	0	1.00%	-14.8%	12/31/2022	4.38	0	0	0.75%	-14.6%
12/31/2021	4.81	1	4	1.25%	24.0%	12/31/2021	4.96	0	0	1.00%	24.3%	12/31/2021	5.13	0	0	0.75%	24.6%
12/31/2020	3.88	1	3	1.25%	12.1%	12/31/2020	3.99	0	0	1.00%	12.3%	12/31/2020	4.12	0	0	0.75%	12.6%
12/31/2019	3.46	1	3	1.25%	26.1%	12/31/2019	3.56	0	0	1.00%	26.5%	12/31/2019	3.65	0	0	0.75%	26.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.40	0	$0	0.50%	18.9%	12/31/2023	$5.60	0	$0	0.25%	19.2%	12/31/2023	$5.82	0	$0	0.00%	19.5%
12/31/2022	4.54	0	0	0.50%	-14.4%	12/31/2022	4.70	0	0	0.25%	-14.1%	12/31/2022	4.87	0	0	0.00%	-13.9%
12/31/2021	5.30	0	0	0.50%	24.9%	12/31/2021	5.47	0	0	0.25%	25.2%	12/31/2021	5.66	0	0	0.00%	25.5%
12/31/2020	4.24	0	0	0.50%	12.9%	12/31/2020	4.37	0	0	0.25%	13.2%	12/31/2020	4.51	0	0	0.00%	13.5%
12/31/2019	3.76	0	0	0.50%	27.1%	12/31/2019	3.86	0	0	0.25%	27.4%	12/31/2019	3.97	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.5%
2021	0.3%
2020	1.0%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell U.S. Small Cap Equity Fund S Class - 06-749

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$146,001	$153,143	5,523
Receivables: investments sold	96
Payables: investments purchased	-
Net assets	$146,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$146,097	32,927	$4.44
Band 100	-	-	4.61
Band 75	-	-	4.78
Band 50	-	-	4.97
Band 25	-	-	5.16
Band 0	-	-	5.35
Total	$146,097	32,927

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$756
Mortality & expense charges			(1,753)
Net investment income (loss)			(997)

Gain (loss) on investments:
Net realized gain (loss)			(6,140)
Realized gain distributions			2,782
Net change in unrealized appreciation (depreciation)			19,429
Net gain (loss)			16,071

Increase (decrease) in net assets from operations			$15,074

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(997)	$(1,173)
Net realized gain (loss)		(6,140)	(1,226)
Realized gain distributions		2,782	5,660
Net change in unrealized appreciation (depreciation)		19,429	(31,675)

Increase (decrease) in net assets from operations		15,074	(28,414)

Contract owner transactions:
Proceeds from units sold		22,170	8,922
Cost of units redeemed		(27,442)	(11,432)
Account charges		(31)	(58)
Increase (decrease)		(5,303)	(2,568)
Net increase (decrease)		9,771	(30,982)
Net assets, beginning		136,326	167,308
Net assets, ending		$146,097	$136,326

Units sold		5,574	2,226
Units redeemed		(7,097)	(2,758)
Net increase (decrease)		(1,523)	(532)
Units outstanding, beginning		34,450	34,982
Units outstanding, ending		32,927	34,450

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,322,397
Cost of units redeemed/account charges			(1,236,660)
Net investment income (loss)			(12,980)
Net realized gain (loss)			(58,254)
Realized gain distributions			138,736
Net change in unrealized appreciation (depreciation)			(7,142)
Net assets			$146,097
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.44	33	$146	1.25%	12.1%	12/31/2023	$4.61	0	$0	1.00%	12.4%	12/31/2023	$4.78	0	$0	0.75%	12.7%
12/31/2022	3.96	34	136	1.25%	-17.3%	12/31/2022	4.10	0	0	1.00%	-17.1%	12/31/2022	4.24	0	0	0.75%	-16.8%
12/31/2021	4.78	35	167	1.25%	24.3%	12/31/2021	4.94	0	0	1.00%	24.6%	12/31/2021	5.10	0	0	0.75%	24.9%
12/31/2020	3.85	37	142	1.25%	11.4%	12/31/2020	3.97	0	0	1.00%	11.7%	12/31/2020	4.09	0	0	0.75%	12.0%
12/31/2019	3.45	46	158	1.25%	22.0%	12/31/2019	3.55	0	0	1.00%	22.3%	12/31/2019	3.65	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.97	0	$0	0.50%	13.0%	12/31/2023	$5.16	0	$0	0.25%	13.2%	12/31/2023	$5.35	0	$0	0.00%	13.5%
12/31/2022	4.40	0	0	0.50%	-16.6%	12/31/2022	4.55	0	0	0.25%	-16.4%	12/31/2022	4.72	0	0	0.00%	-16.2%
12/31/2021	5.27	0	0	0.50%	25.2%	12/31/2021	5.45	0	0	0.25%	25.5%	12/31/2021	5.63	0	0	0.00%	25.8%
12/31/2020	4.21	0	0	0.50%	12.3%	12/31/2020	4.34	0	0	0.25%	12.6%	12/31/2020	4.47	0	0	0.00%	12.8%
12/31/2019	3.75	0	0	0.50%	22.9%	12/31/2019	3.86	0	0	0.25%	23.2%	12/31/2019	3.96	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.4%
2021	0.1%
2020	0.5%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Emerging Markets Fund R6 Class - 06-GCH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.98
Band 100	-	-	0.99
Band 75	-	-	1.01
Band 50	-	-	1.03
Band 25	-	-	1.04
Band 0	-	-	1.06
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	1.25%	7.2%	12/31/2023	$0.99	0	$0	1.00%	7.5%	12/31/2023	$1.01	0	$0	0.75%	7.7%
12/31/2022	0.91	0	0	1.25%	-23.5%	12/31/2022	0.92	0	0	1.00%	-23.3%	12/31/2022	0.94	0	0	0.75%	-23.1%
12/31/2021	1.19	0	0	1.25%	-0.3%	12/31/2021	1.21	0	0	1.00%	-0.1%	12/31/2021	1.22	0	0	0.75%	0.2%
12/31/2020	1.20	0	0	1.25%	8.7%	12/31/2020	1.21	0	0	1.00%	8.9%	12/31/2020	1.22	0	0	0.75%	9.2%
12/31/2019	1.10	0	0	1.25%	17.8%	12/31/2019	1.11	0	0	1.00%	18.1%	12/31/2019	1.11	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	0	$0	0.50%	8.0%	12/31/2023	$1.04	0	$0	0.25%	8.3%	12/31/2023	$1.06	0	$0	0.00%	8.5%
12/31/2022	0.95	0	0	0.50%	-22.9%	12/31/2022	0.96	0	0	0.25%	-22.7%	12/31/2022	0.98	0	0	0.00%	-22.5%
12/31/2021	1.23	0	0	0.50%	0.4%	12/31/2021	1.25	0	0	0.25%	0.7%	12/31/2021	1.26	0	0	0.00%	0.9%
12/31/2020	1.23	0	0	0.50%	9.5%	12/31/2020	1.24	0	0	0.25%	9.8%	12/31/2020	1.25	0	0	0.00%	10.0%
12/31/2019	1.12	0	0	0.50%	18.7%	12/31/2019	1.13	0	0	0.25%	19.0%	12/31/2019	1.14	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Investment Grade Bond Fund R6 Class - 06-GCJ (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	1.25%	3.9%	12/31/2023	$0.99	0	$0	1.00%	4.1%	12/31/2023	$1.00	0	$0	0.75%	4.4%
12/31/2022	0.93	0	0	1.25%	-15.8%	12/31/2022	0.95	0	0	1.00%	-15.6%	12/31/2022	0.96	0	0	0.75%	-15.4%
12/31/2021	1.11	0	0	1.25%	-2.4%	12/31/2021	1.12	0	0	1.00%	-2.1%	12/31/2021	1.14	0	0	0.75%	-1.9%
12/31/2020	1.14	0	0	1.25%	7.7%	12/31/2020	1.15	0	0	1.00%	8.0%	12/31/2020	1.16	0	0	0.75%	8.3%
12/31/2019	1.06	0	0	1.25%	7.7%	12/31/2019	1.06	0	0	1.00%	8.0%	12/31/2019	1.07	0	0	0.75%	8.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	4.7%	12/31/2023	$1.04	0	$0	0.25%	4.9%	12/31/2023	$1.05	0	$0	0.00%	5.2%
12/31/2022	0.97	0	0	0.50%	-15.2%	12/31/2022	0.99	0	0	0.25%	-15.0%	12/31/2022	1.00	0	0	0.00%	-14.8%
12/31/2021	1.15	0	0	0.50%	-1.7%	12/31/2021	1.16	0	0	0.25%	-1.4%	12/31/2021	1.18	0	0	0.00%	-1.2%
12/31/2020	1.17	0	0	0.50%	8.6%	12/31/2020	1.18	0	0	0.25%	8.8%	12/31/2020	1.19	0	0	0.00%	9.1%
12/31/2019	1.08	0	0	0.50%	8.5%	12/31/2019	1.08	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Strategic Bond Fund R6 Class - 06-GCK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.97
Band 100	-	-	0.99
Band 75	-	-	1.00
Band 50	-	-	1.02
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	1.25%	3.1%	12/31/2023	$0.99	0	$0	1.00%	3.4%	12/31/2023	$1.00	0	$0	0.75%	3.6%
12/31/2022	0.94	0	0	1.25%	-15.1%	12/31/2022	0.96	0	0	1.00%	-14.9%	12/31/2022	0.97	0	0	0.75%	-14.7%
12/31/2021	1.11	0	0	1.25%	-2.8%	12/31/2021	1.12	0	0	1.00%	-2.5%	12/31/2021	1.14	0	0	0.75%	-2.3%
12/31/2020	1.14	0	0	1.25%	7.6%	12/31/2020	1.15	0	0	1.00%	7.9%	12/31/2020	1.16	0	0	0.75%	8.1%
12/31/2019	1.06	0	0	1.25%	8.2%	12/31/2019	1.07	0	0	1.00%	8.4%	12/31/2019	1.07	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	3.9%	12/31/2023	$1.04	0	$0	0.25%	4.1%	12/31/2023	$1.05	0	$0	0.00%	4.4%
12/31/2022	0.98	0	0	0.50%	-14.5%	12/31/2022	1.00	0	0	0.25%	-14.3%	12/31/2022	1.01	0	0	0.00%	-14.1%
12/31/2021	1.15	0	0	0.50%	-2.1%	12/31/2021	1.16	0	0	0.25%	-1.8%	12/31/2021	1.17	0	0	0.00%	-1.6%
12/31/2020	1.17	0	0	0.50%	8.4%	12/31/2020	1.18	0	0	0.25%	8.7%	12/31/2020	1.19	0	0	0.00%	8.9%
12/31/2019	1.08	0	0	0.50%	9.0%	12/31/2019	1.09	0	0	0.25%	9.2%	12/31/2019	1.10	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$71,901	$76,739	2,712
Receivables: investments sold	-
Payables: investments purchased	(194)
Net assets	$71,707

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$71,707	47,421	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.61
Band 0	-	-	1.64
Total	$71,707	47,421

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$466
Mortality & expense charges			(870)
Net investment income (loss)			(404)

Gain (loss) on investments:
Net realized gain (loss)			(7,357)
Realized gain distributions			1,368
Net change in unrealized appreciation (depreciation)			15,689
Net gain (loss)			9,700

Increase (decrease) in net assets from operations			$9,296

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(404)	$(464)
Net realized gain (loss)		(7,357)	(1,011)
Realized gain distributions		1,368	4,027
Net change in unrealized appreciation (depreciation)		15,689	(19,542)

Increase (decrease) in net assets from operations		9,296	(16,990)

Contract owner transactions:
Proceeds from units sold		4,751	14,889
Cost of units redeemed		(32,372)	(3,874)
Account charges		(2)	(2)
Increase (decrease)		(27,623)	11,013
Net increase (decrease)		(18,327)	(5,977)
Net assets, beginning		90,034	96,011
Net assets, ending		$71,707	$90,034

Units sold		3,442	10,692
Units redeemed		(22,875)	(2,887)
Net increase (decrease)		(19,433)	7,805
Units outstanding, beginning		66,854	59,049
Units outstanding, ending		47,421	66,854

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$457,301
Cost of units redeemed/account charges			(403,117)
Net investment income (loss)			(2,582)
Net realized gain (loss)			(59,808)
Realized gain distributions			84,751
Net change in unrealized appreciation (depreciation)			(4,838)
Net assets			$71,707
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	47	$72	1.25%	12.3%	12/31/2023	$1.54	0	$0	1.00%	12.6%	12/31/2023	$1.56	0	$0	0.75%	12.8%
12/31/2022	1.35	67	90	1.25%	-17.2%	12/31/2022	1.37	0	0	1.00%	-17.0%	12/31/2022	1.38	0	0	0.75%	-16.8%
12/31/2021	1.63	59	96	1.25%	24.5%	12/31/2021	1.64	0	0	1.00%	24.8%	12/31/2021	1.66	0	0	0.75%	25.1%
12/31/2020	1.31	45	59	1.25%	11.6%	12/31/2020	1.32	0	0	1.00%	11.9%	12/31/2020	1.33	0	0	0.75%	12.2%
12/31/2019	1.17	51	60	1.25%	22.2%	12/31/2019	1.18	0	0	1.00%	22.5%	12/31/2019	1.19	0	0	0.75%	22.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	0.50%	13.1%	12/31/2023	$1.61	0	$0	0.25%	13.4%	12/31/2023	$1.64	0	$0	0.00%	13.7%
12/31/2022	1.40	0	0	0.50%	-16.6%	12/31/2022	1.42	0	0	0.25%	-16.3%	12/31/2022	1.44	0	0	0.00%	-16.1%
12/31/2021	1.68	0	0	0.50%	25.4%	12/31/2021	1.70	0	0	0.25%	25.7%	12/31/2021	1.72	0	0	0.00%	26.0%
12/31/2020	1.34	0	0	0.50%	12.4%	12/31/2020	1.35	0	0	0.25%	12.7%	12/31/2020	1.37	0	0	0.00%	13.0%
12/31/2019	1.19	0	0	0.50%	23.1%	12/31/2019	1.20	0	0	0.25%	23.4%	12/31/2019	1.21	0	0	0.00%	23.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.7%
2021	0.9%
2020	0.5%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Emerging Markets Fund S Class - 06-747

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$121	$120	8
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$121

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$121	61	$1.97
Band 100	-	-	2.04
Band 75	-	-	2.12
Band 50	-	-	2.20
Band 25	-	-	2.29
Band 0	-	-	2.38
Total	$121	61

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2
Mortality & expense charges			(13)
Net investment income (loss)			(11)

Gain (loss) on investments:
Net realized gain (loss)			(1,940)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,541
Net gain (loss)			1,601

Increase (decrease) in net assets from operations			$1,590

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11)	$96
Net realized gain (loss)		(1,940)	(976)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,541	(3,434)

Increase (decrease) in net assets from operations		1,590	(4,314)

Contract owner transactions:
Proceeds from units sold		234	3,372
Cost of units redeemed		(14,950)	(2,094)
Account charges		-	(44)
Increase (decrease)		(14,716)	1,234
Net increase (decrease)		(13,126)	(3,080)
Net assets, beginning		13,247	16,327
Net assets, ending		$121	$13,247

Units sold		120	1,707
Units redeemed		(7,258)	(1,291)
Net increase (decrease)		(7,138)	416
Units outstanding, beginning		7,199	6,783
Units outstanding, ending		61	7,199

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,926,378
Cost of units redeemed/account charges			(1,987,261)
Net investment income (loss)			(8,695)
Net realized gain (loss)			44,301
Realized gain distributions			25,397
Net change in unrealized appreciation (depreciation)			1
Net assets			$121
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	0	$0	1.25%	7.0%	12/31/2023	$2.04	0	$0	1.00%	7.3%	12/31/2023	$2.12	0	$0	0.75%	7.6%
12/31/2022	1.84	7	13	1.25%	-23.6%	12/31/2022	1.91	0	0	1.00%	-23.4%	12/31/2022	1.97	0	0	0.75%	-23.2%
12/31/2021	2.41	7	16	1.25%	-0.4%	12/31/2021	2.49	0	0	1.00%	-0.2%	12/31/2021	2.57	0	0	0.75%	0.1%
12/31/2020	2.42	5	12	1.25%	8.5%	12/31/2020	2.49	0	0	1.00%	8.8%	12/31/2020	2.57	0	0	0.75%	9.0%
12/31/2019	2.23	51	115	1.25%	17.6%	12/31/2019	2.29	0	0	1.00%	17.9%	12/31/2019	2.35	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.20	0	$0	0.50%	7.8%	12/31/2023	$2.29	0	$0	0.25%	8.1%	12/31/2023	$2.38	0	$0	0.00%	8.4%
12/31/2022	2.04	0	0	0.50%	-23.0%	12/31/2022	2.12	0	0	0.25%	-22.8%	12/31/2022	2.19	0	0	0.00%	-22.6%
12/31/2021	2.65	0	0	0.50%	0.3%	12/31/2021	2.74	0	0	0.25%	0.6%	12/31/2021	2.83	0	0	0.00%	0.8%
12/31/2020	2.65	0	0	0.50%	9.3%	12/31/2020	2.73	0	0	0.25%	9.6%	12/31/2020	2.81	0	0	0.00%	9.9%
12/31/2019	2.42	0	0	0.50%	18.5%	12/31/2019	2.49	0	0	0.25%	18.8%	12/31/2019	2.56	0	0	0.00%	19.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	1.9%
2021	3.5%
2020	0.1%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Equity Fund S Class - 06-736

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$3.92
Band 100	-	-	4.07
Band 75	-	-	4.23
Band 50	-	-	4.39
Band 25	-	-	4.56
Band 0	-	-	4.74
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(28)
Net realized gain (loss)		-	(685)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(63)

Increase (decrease) in net assets from operations		-	(776)

Contract owner transactions:
Proceeds from units sold		-	432
Cost of units redeemed		-	(3,049)
Account charges		-	-
Increase (decrease)		-	(2,617)
Net increase (decrease)		-	(3,393)
Net assets, beginning		-	3,393
Net assets, ending		$-	$-

Units sold		-	127
Units redeemed		-	(988)
Net increase (decrease)		-	(861)
Units outstanding, beginning		-	861
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /17 /2008
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,333
Cost of units redeemed/account charges			(8,781)
Net investment income (loss)			43
Net realized gain (loss)			(705)
Realized gain distributions			2,110
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.92	0	$0	1.25%	20.9%	12/31/2023	$4.07	0	$0	1.00%	21.2%	12/31/2023	$4.23	0	$0	0.75%	21.5%
12/31/2022	3.25	0	0	1.25%	-17.6%	12/31/2022	3.36	0	0	1.00%	-17.4%	12/31/2022	3.48	0	0	0.75%	-17.2%
12/31/2021	3.94	1	3	1.25%	21.1%	12/31/2021	4.07	0	0	1.00%	21.4%	12/31/2021	4.20	0	0	0.75%	21.7%
12/31/2020	3.25	1	4	1.25%	12.0%	12/31/2020	3.35	0	0	1.00%	12.3%	12/31/2020	3.45	0	0	0.75%	12.5%
12/31/2019	2.90	1	3	1.25%	24.6%	12/31/2019	2.99	0	0	1.00%	25.0%	12/31/2019	3.07	0	0	0.75%	25.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.39	0	$0	0.50%	21.8%	12/31/2023	$4.56	0	$0	0.25%	22.1%	12/31/2023	$4.74	0	$0	0.00%	22.4%
12/31/2022	3.61	0	0	0.50%	-17.0%	12/31/2022	3.73	0	0	0.25%	-16.8%	12/31/2022	3.87	0	0	0.00%	-16.6%
12/31/2021	4.34	0	0	0.50%	22.0%	12/31/2021	4.49	0	0	0.25%	22.3%	12/31/2021	4.64	0	0	0.00%	22.6%
12/31/2020	3.56	0	0	0.50%	12.8%	12/31/2020	3.67	0	0	0.25%	13.1%	12/31/2020	3.78	0	0	0.00%	13.4%
12/31/2019	3.16	0	0	0.50%	25.6%	12/31/2019	3.24	0	0	0.25%	25.9%	12/31/2019	3.33	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	1.0%
2020	0.9%
2019	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Russell Global Real Estate Securities Fund R6 Class - 06-FFM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$271,552	$261,371	9,331
Receivables: investments sold	1,781
Payables: investments purchased	-
Net assets	$273,333

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$273,333	239,131	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.21
Band 25	-	-	1.23
Band 0	-	-	1.25
Total	$273,333	239,131

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,477
Mortality & expense charges			(3,401)
Net investment income (loss)			3,076

Gain (loss) on investments:
Net realized gain (loss)			(3,947)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			29,605
Net gain (loss)			25,658

Increase (decrease) in net assets from operations			$28,734

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,076	$2,842
Net realized gain (loss)		(3,947)	167
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		29,605	(65,686)

Increase (decrease) in net assets from operations		28,734	(62,677)

Contract owner transactions:
Proceeds from units sold		67,740	227,020
Cost of units redeemed		(176,701)	(141,410)
Account charges		(64)	(188)
Increase (decrease)		(109,025)	85,422
Net increase (decrease)		(80,291)	22,745
Net assets, beginning		353,624	330,879
Net assets, ending		$273,333	$353,624

Units sold		64,155	225,048
Units redeemed		(162,578)	(115,617)
Net increase (decrease)		(98,423)	109,431
Units outstanding, beginning		337,554	228,123
Units outstanding, ending		239,131	337,554

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$794,537
Cost of units redeemed/account charges			(583,465)
Net investment income (loss)			28,607
Net realized gain (loss)			10,291
Realized gain distributions			13,182
Net change in unrealized appreciation (depreciation)			10,181
Net assets			$273,333
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	239	$273	1.25%	9.1%	12/31/2023	$1.16	0	$0	1.00%	9.4%	12/31/2023	$1.18	0	$0	0.75%	9.7%
12/31/2022	1.05	338	354	1.25%	-27.8%	12/31/2022	1.06	0	0	1.00%	-27.6%	12/31/2022	1.08	0	0	0.75%	-27.4%
12/31/2021	1.45	228	331	1.25%	25.4%	12/31/2021	1.47	0	0	1.00%	25.8%	12/31/2021	1.49	0	0	0.75%	26.1%
12/31/2020	1.16	296	343	1.25%	-6.5%	12/31/2020	1.17	0	0	1.00%	-6.3%	12/31/2020	1.18	0	0	0.75%	-6.1%
12/31/2019	1.24	262	324	1.25%	20.3%	12/31/2019	1.25	0	0	1.00%	20.6%	12/31/2019	1.26	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	9.9%	12/31/2023	$1.23	0	$0	0.25%	10.2%	12/31/2023	$1.25	0	$0	0.00%	10.5%
12/31/2022	1.10	0	0	0.50%	-27.2%	12/31/2022	1.11	0	0	0.25%	-27.0%	12/31/2022	1.13	0	0	0.00%	-26.9%
12/31/2021	1.51	0	0	0.50%	26.4%	12/31/2021	1.53	0	0	0.25%	26.7%	12/31/2021	1.55	0	0	0.00%	27.0%
12/31/2020	1.19	0	0	0.50%	-5.8%	12/31/2020	1.20	0	0	0.25%	-5.6%	12/31/2020	1.22	0	0	0.00%	-5.4%
12/31/2019	1.27	0	0	0.50%	21.2%	12/31/2019	1.28	0	0	0.25%	21.5%	12/31/2019	1.29	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.8%
2021	4.0%
2020	1.6%
2019	3.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2025 Fund K Class - 06-3TV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,194,929	$4,138,535	358,518
Receivables: investments sold	6,908
Payables: investments purchased	-
Net assets	$4,201,837

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,201,837	3,251,033	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.36
Band 0	-	-	1.37
Total	$4,201,837	3,251,033

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$123,972
Mortality & expense charges			(46,861)
Net investment income (loss)			77,111

Gain (loss) on investments:
Net realized gain (loss)			(2,573)
Realized gain distributions			63,046
Net change in unrealized appreciation (depreciation)			303,762
Net gain (loss)			364,235

Increase (decrease) in net assets from operations			$441,346

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$77,111	$73,642
Net realized gain (loss)		(2,573)	(3,023)
Realized gain distributions		63,046	118,150
Net change in unrealized appreciation (depreciation)		303,762	(247,368)

Increase (decrease) in net assets from operations		441,346	(58,599)

Contract owner transactions:
Proceeds from units sold		515,018	3,461,036
Cost of units redeemed		(133,380)	(12,532)
Account charges		(5,987)	(5,065)
Increase (decrease)		375,651	3,443,439
Net increase (decrease)		816,997	3,384,840
Net assets, beginning		3,384,840	-
Net assets, ending		$4,201,837	$3,384,840

Units sold		426,151	2,959,766
Units redeemed		(115,307)	(19,577)
Net increase (decrease)		310,844	2,940,189
Units outstanding, beginning		2,940,189	-
Units outstanding, ending		3,251,033	2,940,189

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,976,054
Cost of units redeemed/account charges			(156,964)
Net investment income (loss)			150,753
Net realized gain (loss)			(5,596)
Realized gain distributions			181,196
Net change in unrealized appreciation (depreciation)			56,394
Net assets			$4,201,837
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	3,251	$4,202	1.25%	12.3%	12/31/2023	$1.31	0	$0	1.00%	12.5%	12/31/2023	$1.32	0	$0	0.75%	12.8%
12/31/2022	1.15	2,940	3,385	1.25%	-16.4%	12/31/2022	1.16	0	0	1.00%	-16.2%	12/31/2022	1.17	0	0	0.75%	-16.0%
12/31/2021	1.38	0	0	1.25%	9.4%	12/31/2021	1.39	0	0	1.00%	9.7%	12/31/2021	1.40	0	0	0.75%	10.0%
12/31/2020	1.26	0	0	1.25%	13.4%	12/31/2020	1.26	0	0	1.00%	13.7%	12/31/2020	1.27	0	0	0.75%	14.0%
12/31/2019	1.11	0	0	1.25%	10.9%	12/31/2019	1.11	0	0	1.00%	11.2%	12/31/2019	1.11	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	13.1%	12/31/2023	$1.36	0	$0	0.25%	13.4%	12/31/2023	$1.37	0	$0	0.00%	13.7%
12/31/2022	1.18	0	0	0.50%	-15.8%	12/31/2022	1.20	0	0	0.25%	-15.5%	12/31/2022	1.21	0	0	0.00%	-15.3%
12/31/2021	1.41	0	0	0.50%	10.3%	12/31/2021	1.42	0	0	0.25%	10.5%	12/31/2021	1.43	0	0	0.00%	10.8%
12/31/2020	1.28	0	0	0.50%	14.3%	12/31/2020	1.28	0	0	0.25%	14.6%	12/31/2020	1.29	0	0	0.00%	14.8%
12/31/2019	1.12	0	0	0.50%	11.6%	12/31/2019	1.12	0	0	0.25%	11.9%	12/31/2019	1.12	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	5.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2030 Fund K Class - 06-3TW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,306,111	$2,180,243	184,521
Receivables: investments sold	2,248
Payables: investments purchased	-
Net assets	$2,308,359

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,308,359	1,726,408	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$2,308,359	1,726,408

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$62,237
Mortality & expense charges			(26,468)
Net investment income (loss)			35,769

Gain (loss) on investments:
Net realized gain (loss)			6,668
Realized gain distributions			30,455
Net change in unrealized appreciation (depreciation)			214,773
Net gain (loss)			251,896

Increase (decrease) in net assets from operations			$287,665

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$35,769	$34,197
Net realized gain (loss)		6,668	(9,332)
Realized gain distributions		30,455	63,770
Net change in unrealized appreciation (depreciation)		214,773	(88,905)

Increase (decrease) in net assets from operations		287,665	(270)

Contract owner transactions:
Proceeds from units sold		310,734	2,012,454
Cost of units redeemed		(244,898)	(52,599)
Account charges		(2,474)	(2,253)
Increase (decrease)		63,362	1,957,602
Net increase (decrease)		351,027	1,957,332
Net assets, beginning		1,957,332	-
Net assets, ending		$2,308,359	$1,957,332

Units sold		249,855	1,720,246
Units redeemed		(196,798)	(46,895)
Net increase (decrease)		53,057	1,673,351
Units outstanding, beginning		1,673,351	-
Units outstanding, ending		1,726,408	1,673,351

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,323,188
Cost of units redeemed/account charges			(302,224)
Net investment income (loss)			69,966
Net realized gain (loss)			(2,664)
Realized gain distributions			94,225
Net change in unrealized appreciation (depreciation)			125,868
Net assets			$2,308,359
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	1,726	$2,308	1.25%	14.3%	12/31/2023	$1.35	0	$0	1.00%	14.6%	12/31/2023	$1.37	0	$0	0.75%	14.9%
12/31/2022	1.17	1,673	1,957	1.25%	-18.0%	12/31/2022	1.18	0	0	1.00%	-17.8%	12/31/2022	1.19	0	0	0.75%	-17.6%
12/31/2021	1.43	0	0	1.25%	10.0%	12/31/2021	1.44	0	0	1.00%	10.3%	12/31/2021	1.45	0	0	0.75%	10.5%
12/31/2020	1.30	0	0	1.25%	15.8%	12/31/2020	1.30	0	0	1.00%	16.1%	12/31/2020	1.31	0	0	0.75%	16.4%
12/31/2019	1.12	0	0	1.25%	12.0%	12/31/2019	1.12	0	0	1.00%	12.2%	12/31/2019	1.12	0	0	0.75%	12.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	15.2%	12/31/2023	$1.40	0	$0	0.25%	15.5%	12/31/2023	$1.42	0	$0	0.00%	15.7%
12/31/2022	1.20	0	0	0.50%	-17.4%	12/31/2022	1.22	0	0	0.25%	-17.2%	12/31/2022	1.23	0	0	0.00%	-17.0%
12/31/2021	1.46	0	0	0.50%	10.8%	12/31/2021	1.47	0	0	0.25%	11.1%	12/31/2021	1.48	0	0	0.00%	11.4%
12/31/2020	1.31	0	0	0.50%	16.7%	12/31/2020	1.32	0	0	0.25%	17.0%	12/31/2020	1.33	0	0	0.00%	17.2%
12/31/2019	1.13	0	0	0.50%	12.7%	12/31/2019	1.13	0	0	0.25%	13.0%	12/31/2019	1.13	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	4.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2040 Fund K Class - 06-3TY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,716,676	$1,590,968	127,128
Receivables: investments sold	-
Payables: investments purchased	(2,991)
Net assets	$1,713,685

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,713,685	1,238,183	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$1,713,685	1,238,183

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$39,648
Mortality & expense charges			(18,664)
Net investment income (loss)			20,984

Gain (loss) on investments:
Net realized gain (loss)			1,991
Realized gain distributions			24,079
Net change in unrealized appreciation (depreciation)			183,324
Net gain (loss)			209,394

Increase (decrease) in net assets from operations			$230,378

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,984	$15,977
Net realized gain (loss)		1,991	(4,110)
Realized gain distributions		24,079	44,965
Net change in unrealized appreciation (depreciation)		183,324	(57,616)

Increase (decrease) in net assets from operations		230,378	(784)

Contract owner transactions:
Proceeds from units sold		217,277	1,330,631
Cost of units redeemed		(45,153)	(15,261)
Account charges		(1,830)	(1,573)
Increase (decrease)		170,294	1,313,797
Net increase (decrease)		400,672	1,313,013
Net assets, beginning		1,313,013	-
Net assets, ending		$1,713,685	$1,313,013

Units sold		170,113	1,119,625
Units redeemed		(35,864)	(15,691)
Net increase (decrease)		134,249	1,103,934
Units outstanding, beginning		1,103,934	-
Units outstanding, ending		1,238,183	1,103,934

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,547,908
Cost of units redeemed/account charges			(63,817)
Net investment income (loss)			36,961
Net realized gain (loss)			(2,119)
Realized gain distributions			69,044
Net change in unrealized appreciation (depreciation)			125,708
Net assets			$1,713,685
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	1,238	$1,714	1.25%	16.4%	12/31/2023	$1.40	0	$0	1.00%	16.7%	12/31/2023	$1.42	0	$0	0.75%	16.9%
12/31/2022	1.19	1,104	1,313	1.25%	-19.4%	12/31/2022	1.20	0	0	1.00%	-19.2%	12/31/2022	1.21	0	0	0.75%	-19.0%
12/31/2021	1.48	0	0	1.25%	11.7%	12/31/2021	1.49	0	0	1.00%	12.0%	12/31/2021	1.50	0	0	0.75%	12.3%
12/31/2020	1.32	0	0	1.25%	17.3%	12/31/2020	1.33	0	0	1.00%	17.6%	12/31/2020	1.33	0	0	0.75%	17.9%
12/31/2019	1.13	0	0	1.25%	12.6%	12/31/2019	1.13	0	0	1.00%	12.8%	12/31/2019	1.13	0	0	0.75%	13.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	17.2%	12/31/2023	$1.45	0	$0	0.25%	17.5%	12/31/2023	$1.47	0	$0	0.00%	17.8%
12/31/2022	1.22	0	0	0.50%	-18.8%	12/31/2022	1.24	0	0	0.25%	-18.6%	12/31/2022	1.25	0	0	0.00%	-18.4%
12/31/2021	1.51	0	0	0.50%	12.6%	12/31/2021	1.52	0	0	0.25%	12.9%	12/31/2021	1.53	0	0	0.00%	13.1%
12/31/2020	1.34	0	0	0.50%	18.2%	12/31/2020	1.35	0	0	0.25%	18.5%	12/31/2020	1.35	0	0	0.00%	18.8%
12/31/2019	1.13	0	0	0.50%	13.3%	12/31/2019	1.14	0	0	0.25%	13.6%	12/31/2019	1.14	0	0	0.00%	13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	3.5%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2045 Fund K Class - 06-3V3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,213,973	$2,000,336	151,534
Receivables: investments sold	-
Payables: investments purchased	(106,133)
Net assets	$2,107,840

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,107,840	1,502,621	$1.40
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$2,107,840	1,502,621

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$49,975
Mortality & expense charges			(21,703)
Net investment income (loss)			28,272

Gain (loss) on investments:
Net realized gain (loss)			5,982
Realized gain distributions			28,028
Net change in unrealized appreciation (depreciation)			215,136
Net gain (loss)			249,146

Increase (decrease) in net assets from operations			$277,418

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,272	$17,082
Net realized gain (loss)		5,982	(1,056)
Realized gain distributions		28,028	44,463
Net change in unrealized appreciation (depreciation)		215,136	(1,499)

Increase (decrease) in net assets from operations		277,418	58,990

Contract owner transactions:
Proceeds from units sold		724,552	1,227,736
Cost of units redeemed		(177,331)	(2,112)
Account charges		(877)	(536)
Increase (decrease)		546,344	1,225,088
Net increase (decrease)		823,762	1,284,078
Net assets, beginning		1,284,078	-
Net assets, ending		$2,107,840	$1,284,078

Units sold		562,215	1,076,136
Units redeemed		(131,397)	(4,333)
Net increase (decrease)		430,818	1,071,803
Units outstanding, beginning		1,071,803	-
Units outstanding, ending		1,502,621	1,071,803

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,952,288
Cost of units redeemed/account charges			(180,856)
Net investment income (loss)			45,354
Net realized gain (loss)			4,926
Realized gain distributions			72,491
Net change in unrealized appreciation (depreciation)			213,637
Net assets			$2,107,840
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	1,503	$2,108	1.25%	17.1%	12/31/2023	$1.42	0	$0	1.00%	17.4%	12/31/2023	$1.44	0	$0	0.75%	17.7%
12/31/2022	1.20	1,072	1,284	1.25%	-19.8%	12/31/2022	1.21	0	0	1.00%	-19.6%	12/31/2022	1.22	0	0	0.75%	-19.4%
12/31/2021	1.49	0	0	1.25%	12.4%	12/31/2021	1.50	0	0	1.00%	12.7%	12/31/2021	1.51	0	0	0.75%	13.0%
12/31/2020	1.33	0	0	1.25%	17.8%	12/31/2020	1.33	0	0	1.00%	18.1%	12/31/2020	1.34	0	0	0.75%	18.4%
12/31/2019	1.13	0	0	1.25%	12.7%	12/31/2019	1.13	0	0	1.00%	13.0%	12/31/2019	1.13	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	18.0%	12/31/2023	$1.47	0	$0	0.25%	18.3%	12/31/2023	$1.49	0	$0	0.00%	18.6%
12/31/2022	1.23	0	0	0.50%	-19.2%	12/31/2022	1.25	0	0	0.25%	-19.0%	12/31/2022	1.26	0	0	0.00%	-18.7%
12/31/2021	1.53	0	0	0.50%	13.3%	12/31/2021	1.54	0	0	0.25%	13.5%	12/31/2021	1.55	0	0	0.00%	13.8%
12/31/2020	1.35	0	0	0.50%	18.7%	12/31/2020	1.35	0	0	0.25%	19.0%	12/31/2020	1.36	0	0	0.00%	19.3%
12/31/2019	1.13	0	0	0.50%	13.5%	12/31/2019	1.14	0	0	0.25%	13.7%	12/31/2019	1.14	0	0	0.00%	14.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	3.4%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2050 Fund K Class - 06-3V4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,609,033	$1,434,356	115,332
Receivables: investments sold	2,161
Payables: investments purchased	-
Net assets	$1,611,194

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,611,194	1,134,506	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$1,611,194	1,134,506

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$35,734
Mortality & expense charges			(16,069)
Net investment income (loss)			19,665

Gain (loss) on investments:
Net realized gain (loss)			4,793
Realized gain distributions			14,474
Net change in unrealized appreciation (depreciation)			175,392
Net gain (loss)			194,659

Increase (decrease) in net assets from operations			$214,324

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,665	$13,295
Net realized gain (loss)		4,793	(1,260)
Realized gain distributions		14,474	36,304
Net change in unrealized appreciation (depreciation)		175,392	(715)

Increase (decrease) in net assets from operations		214,324	47,624

Contract owner transactions:
Proceeds from units sold		454,413	972,344
Cost of units redeemed		(72,546)	(3,996)
Account charges		(579)	(390)
Increase (decrease)		381,288	967,958
Net increase (decrease)		595,612	1,015,582
Net assets, beginning		1,015,582	-
Net assets, ending		$1,611,194	$1,015,582

Units sold		348,883	847,250
Units redeemed		(57,360)	(4,267)
Net increase (decrease)		291,523	842,983
Units outstanding, beginning		842,983	-
Units outstanding, ending		1,134,506	842,983

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,426,757
Cost of units redeemed/account charges			(77,511)
Net investment income (loss)			32,960
Net realized gain (loss)			3,533
Realized gain distributions			50,778
Net change in unrealized appreciation (depreciation)			174,677
Net assets			$1,611,194
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	1,135	$1,611	1.25%	17.9%	12/31/2023	$1.44	0	$0	1.00%	18.2%	12/31/2023	$1.46	0	$0	0.75%	18.5%
12/31/2022	1.20	843	1,016	1.25%	-20.1%	12/31/2022	1.22	0	0	1.00%	-19.9%	12/31/2022	1.23	0	0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.3%	12/31/2020	1.34	0	0	1.00%	18.6%	12/31/2020	1.35	0	0	0.75%	18.9%
12/31/2019	1.13	0	0	1.25%	12.9%	12/31/2019	1.13	0	0	1.00%	13.1%	12/31/2019	1.13	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	18.8%	12/31/2023	$1.49	0	$0	0.25%	19.1%	12/31/2023	$1.51	0	$0	0.00%	19.4%
12/31/2022	1.24	0	0	0.50%	-19.5%	12/31/2022	1.25	0	0	0.25%	-19.3%	12/31/2022	1.26	0	0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.8%	12/31/2021	1.55	0	0	0.25%	14.1%	12/31/2021	1.56	0	0	0.00%	14.4%
12/31/2020	1.35	0	0	0.50%	19.2%	12/31/2020	1.36	0	0	0.25%	19.5%	12/31/2020	1.37	0	0	0.00%	19.8%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	3.4%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2055 Fund K Class - 06-3V6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,410,442	$1,279,926	98,737
Receivables: investments sold	3,478
Payables: investments purchased	-
Net assets	$1,413,920

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,413,920	996,517	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$1,413,920	996,517

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$31,260
Mortality & expense charges			(13,383)
Net investment income (loss)			17,877

Gain (loss) on investments:
Net realized gain (loss)			3,277
Realized gain distributions			11,264
Net change in unrealized appreciation (depreciation)			147,897
Net gain (loss)			162,438

Increase (decrease) in net assets from operations			$180,315

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,877	$9,631
Net realized gain (loss)		3,277	(5,354)
Realized gain distributions		11,264	25,549
Net change in unrealized appreciation (depreciation)		147,897	(17,381)

Increase (decrease) in net assets from operations		180,315	12,445

Contract owner transactions:
Proceeds from units sold		468,646	831,971
Cost of units redeemed		(44,619)	(32,940)
Account charges		(1,101)	(797)
Increase (decrease)		422,926	798,234
Net increase (decrease)		603,241	810,679
Net assets, beginning		810,679	-
Net assets, ending		$1,413,920	$810,679

Units sold		358,032	702,759
Units redeemed		(35,549)	(28,725)
Net increase (decrease)		322,483	674,034
Units outstanding, beginning		674,034	-
Units outstanding, ending		996,517	674,034

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,300,617
Cost of units redeemed/account charges			(79,457)
Net investment income (loss)			27,508
Net realized gain (loss)			(2,077)
Realized gain distributions			36,813
Net change in unrealized appreciation (depreciation)			130,516
Net assets			$1,413,920
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	997	$1,414	1.25%	18.0%	12/31/2023	$1.44	0	$0	1.00%	18.3%	12/31/2023	$1.45	0	$0	0.75%	18.6%
12/31/2022	1.20	674	811	1.25%	-20.1%	12/31/2022	1.21	0	0	1.00%	-19.9%	12/31/2022	1.23	0	0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.2%	12/31/2020	1.34	0	0	1.00%	18.5%	12/31/2020	1.35	0	0	0.75%	18.8%
12/31/2019	1.13	0	0	1.25%	12.8%	12/31/2019	1.13	0	0	1.00%	13.1%	12/31/2019	1.13	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	18.9%	12/31/2023	$1.49	0	$0	0.25%	19.2%	12/31/2023	$1.51	0	$0	0.00%	19.4%
12/31/2022	1.24	0	0	0.50%	-19.5%	12/31/2022	1.25	0	0	0.25%	-19.3%	12/31/2022	1.26	0	0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.7%	12/31/2021	1.55	0	0	0.25%	14.0%	12/31/2021	1.56	0	0	0.00%	14.3%
12/31/2020	1.35	0	0	0.50%	19.1%	12/31/2020	1.36	0	0	0.25%	19.4%	12/31/2020	1.36	0	0	0.00%	19.7%
12/31/2019	1.14	0	0	0.50%	13.6%	12/31/2019	1.14	0	0	0.25%	13.8%	12/31/2019	1.14	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	3.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2060 Fund K Class - 06-3V7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$837,569	$750,377	51,192
Receivables: investments sold	-
Payables: investments purchased	(94,759)
Net assets	$742,810

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$742,810	522,704	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$742,810	522,704

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,425
Mortality & expense charges			(6,800)
Net investment income (loss)			11,625

Gain (loss) on investments:
Net realized gain (loss)			7,861
Realized gain distributions			4,637
Net change in unrealized appreciation (depreciation)			78,690
Net gain (loss)			91,188

Increase (decrease) in net assets from operations			$102,813

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,625	$5,051
Net realized gain (loss)		7,861	(13,759)
Realized gain distributions		4,637	10,375
Net change in unrealized appreciation (depreciation)		78,690	8,502

Increase (decrease) in net assets from operations		102,813	10,169

Contract owner transactions:
Proceeds from units sold		423,637	410,951
Cost of units redeemed		(198,133)	(5,438)
Account charges		(814)	(375)
Increase (decrease)		224,690	405,138
Net increase (decrease)		327,503	415,307
Net assets, beginning		415,307	-
Net assets, ending		$742,810	$415,307

Units sold		325,261	397,159
Units redeemed		(147,329)	(52,387)
Net increase (decrease)		177,932	344,772
Units outstanding, beginning		344,772	-
Units outstanding, ending		522,704	344,772

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$834,588
Cost of units redeemed/account charges			(204,760)
Net investment income (loss)			16,676
Net realized gain (loss)			(5,898)
Realized gain distributions			15,012
Net change in unrealized appreciation (depreciation)			87,192
Net assets			$742,810
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	523	$743	1.25%	18.0%	12/31/2023	$1.44	0	$0	1.00%	18.3%	12/31/2023	$1.46	0	$0	0.75%	18.6%
12/31/2022	1.20	345	415	1.25%	-20.1%	12/31/2022	1.22	0	0	1.00%	-19.9%	12/31/2022	1.23	0	0	0.75%	-19.7%
12/31/2021	1.51	0	0	1.25%	12.9%	12/31/2021	1.52	0	0	1.00%	13.2%	12/31/2021	1.53	0	0	0.75%	13.5%
12/31/2020	1.33	0	0	1.25%	18.1%	12/31/2020	1.34	0	0	1.00%	18.4%	12/31/2020	1.35	0	0	0.75%	18.7%
12/31/2019	1.13	0	0	1.25%	13.0%	12/31/2019	1.13	0	0	1.00%	13.2%	12/31/2019	1.13	0	0	0.75%	13.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	18.9%	12/31/2023	$1.49	0	$0	0.25%	19.2%	12/31/2023	$1.51	0	$0	0.00%	19.5%
12/31/2022	1.24	0	0	0.50%	-19.5%	12/31/2022	1.25	0	0	0.25%	-19.3%	12/31/2022	1.26	0	0	0.00%	-19.1%
12/31/2021	1.54	0	0	0.50%	13.8%	12/31/2021	1.55	0	0	0.25%	14.1%	12/31/2021	1.56	0	0	0.00%	14.3%
12/31/2020	1.35	0	0	0.50%	19.0%	12/31/2020	1.36	0	0	0.25%	19.3%	12/31/2020	1.37	0	0	0.00%	19.6%
12/31/2019	1.14	0	0	0.50%	13.7%	12/31/2019	1.14	0	0	0.25%	14.0%	12/31/2019	1.14	0	0	0.00%	14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	3.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2035 Fund K Cl - 06-3VR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,282,130	$3,024,225	248,956
Receivables: investments sold	4,089
Payables: investments purchased	-
Net assets	$3,286,219

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,286,219	2,417,872	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$3,286,219	2,417,872

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$81,782
Mortality & expense charges			(36,746)
Net investment income (loss)			45,036

Gain (loss) on investments:
Net realized gain (loss)			18,072
Realized gain distributions			47,744
Net change in unrealized appreciation (depreciation)			324,906
Net gain (loss)			390,722

Increase (decrease) in net assets from operations			$435,758

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$45,036	$38,926
Net realized gain (loss)		18,072	(9,297)
Realized gain distributions		47,744	84,573
Net change in unrealized appreciation (depreciation)		324,906	(67,001)

Increase (decrease) in net assets from operations		435,758	47,201

Contract owner transactions:
Proceeds from units sold		490,296	2,673,641
Cost of units redeemed		(291,666)	(64,376)
Account charges		(2,418)	(2,217)
Increase (decrease)		196,212	2,607,048
Net increase (decrease)		631,970	2,654,249
Net assets, beginning		2,654,249	-
Net assets, ending		$3,286,219	$2,654,249

Units sold		393,818	2,311,177
Units redeemed		(231,298)	(55,825)
Net increase (decrease)		162,520	2,255,352
Units outstanding, beginning		2,255,352	-
Units outstanding, ending		2,417,872	2,255,352

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,163,937
Cost of units redeemed/account charges			(360,677)
Net investment income (loss)			83,962
Net realized gain (loss)			8,775
Realized gain distributions			132,317
Net change in unrealized appreciation (depreciation)			257,905
Net assets			$3,286,219
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	2,418	$3,286	1.25%	15.5%	12/31/2023	$1.38	0	$0	1.00%	15.8%	12/31/2023	$1.39	0	$0	0.75%	16.1%
12/31/2022	1.18	2,255	2,654	1.25%	-18.9%	12/31/2022	1.19	0	0	1.00%	-18.7%	12/31/2022	1.20	0	0	0.75%	-18.5%
12/31/2021	1.45	0	0	1.25%	10.8%	12/31/2021	1.46	0	0	1.00%	11.1%	12/31/2021	1.47	0	0	0.75%	11.3%
12/31/2020	1.31	0	0	1.25%	16.7%	12/31/2020	1.32	0	0	1.00%	17.0%	12/31/2020	1.32	0	0	0.75%	17.3%
12/31/2019	1.12	0	0	1.25%	12.2%	12/31/2019	1.12	0	0	1.00%	12.5%	12/31/2019	1.13	0	0	0.75%	12.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	16.4%	12/31/2023	$1.43	0	$0	0.25%	16.6%	12/31/2023	$1.44	0	$0	0.00%	16.9%
12/31/2022	1.21	0	0	0.50%	-18.3%	12/31/2022	1.22	0	0	0.25%	-18.1%	12/31/2022	1.23	0	0	0.00%	-17.9%
12/31/2021	1.48	0	0	0.50%	11.6%	12/31/2021	1.49	0	0	0.25%	11.9%	12/31/2021	1.50	0	0	0.00%	12.2%
12/31/2020	1.33	0	0	0.50%	17.6%	12/31/2020	1.33	0	0	0.25%	17.9%	12/31/2020	1.34	0	0	0.00%	18.2%
12/31/2019	1.13	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.2%	12/31/2019	1.13	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	3.9%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement Fund K Class - 06-3V9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,837,941	$1,812,343	173,465
Receivables: investments sold	2,526
Payables: investments purchased	-
Net assets	$1,840,467

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,840,467	1,551,470	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.25
Band 0	-	-	1.26
Total	$1,840,467	1,551,470

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$60,240
Mortality & expense charges			(21,765)
Net investment income (loss)			38,475

Gain (loss) on investments:
Net realized gain (loss)			212
Realized gain distributions			33,203
Net change in unrealized appreciation (depreciation)			85,392
Net gain (loss)			118,807

Increase (decrease) in net assets from operations			$157,282

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$38,475	$41,280
Net realized gain (loss)		212	(9,933)
Realized gain distributions		33,203	32,311
Net change in unrealized appreciation (depreciation)		85,392	(59,794)

Increase (decrease) in net assets from operations		157,282	3,864

Contract owner transactions:
Proceeds from units sold		138,011	1,768,128
Cost of units redeemed		(120,305)	(102,877)
Account charges		(1,894)	(1,742)
Increase (decrease)		15,812	1,663,509
Net increase (decrease)		173,094	1,667,373
Net assets, beginning		1,667,373	-
Net assets, ending		$1,840,467	$1,667,373

Units sold		122,884	1,634,482
Units redeemed		(109,049)	(96,847)
Net increase (decrease)		13,835	1,537,635
Units outstanding, beginning		1,537,635	-
Units outstanding, ending		1,551,470	1,537,635

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,906,139
Cost of units redeemed/account charges			(226,818)
Net investment income (loss)			79,755
Net realized gain (loss)			(9,721)
Realized gain distributions			65,514
Net change in unrealized appreciation (depreciation)			25,598
Net assets			$1,840,467
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	1,551	$1,840	1.25%	9.4%	12/31/2023	$1.20	0	$0	1.00%	9.7%	12/31/2023	$1.22	0	$0	0.75%	9.9%
12/31/2022	1.08	1,538	1,667	1.25%	-13.2%	12/31/2022	1.09	0	0	1.00%	-13.0%	12/31/2022	1.11	0	0	0.75%	-12.8%
12/31/2021	1.25	0	0	1.25%	6.6%	12/31/2021	1.26	0	0	1.00%	6.8%	12/31/2021	1.27	0	0	0.75%	7.1%
12/31/2020	1.17	0	0	1.25%	8.9%	12/31/2020	1.18	0	0	1.00%	9.2%	12/31/2020	1.18	0	0	0.75%	9.5%
12/31/2019	1.08	0	0	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	10.2%	12/31/2023	$1.25	0	$0	0.25%	10.5%	12/31/2023	$1.26	0	$0	0.00%	10.8%
12/31/2022	1.12	0	0	0.50%	-12.5%	12/31/2022	1.13	0	0	0.25%	-12.3%	12/31/2022	1.14	0	0	0.00%	-12.1%
12/31/2021	1.28	0	0	0.50%	7.4%	12/31/2021	1.29	0	0	0.25%	7.6%	12/31/2021	1.29	0	0	0.00%	7.9%
12/31/2020	1.19	0	0	0.50%	9.7%	12/31/2020	1.19	0	0	0.25%	10.0%	12/31/2020	1.20	0	0	0.00%	10.3%
12/31/2019	1.08	0	0	0.50%	8.3%	12/31/2019	1.09	0	0	0.25%	8.5%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.4%
2022	6.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Equity 500 Index Admin Class - 06-225

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$162,248,949	$92,752,263	455,197
Receivables: investments sold	65,248
Payables: investments purchased	-
Net assets	$162,314,197

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$161,968,131	1,308,545	$123.78
Band 100	-	-	130.20
Band 75	-	-	136.96
Band 50	-	-	144.06
Band 25	-	-	151.54
Band 0	346,066	2,171	159.40
Total	$162,314,197	1,310,716

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,062,241
Mortality & expense charges			(1,859,436)
Net investment income (loss)			202,805

Gain (loss) on investments:
Net realized gain (loss)			7,813,273
Realized gain distributions			539,092
Net change in unrealized appreciation (depreciation)			24,528,445
Net gain (loss)			32,880,810

Increase (decrease) in net assets from operations			$33,083,615

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$202,805	$(859,885)
Net realized gain (loss)		7,813,273	24,897,598
Realized gain distributions		539,092	1,470,442
Net change in unrealized appreciation (depreciation)		24,528,445	(69,082,270)

Increase (decrease) in net assets from operations		33,083,615	(43,574,115)

Contract owner transactions:
Proceeds from units sold		17,262,722	26,341,810
Cost of units redeemed		(28,101,240)	(73,399,815)
Account charges		(63,188)	(61,993)
Increase (decrease)		(10,901,706)	(47,119,998)
Net increase (decrease)		22,181,909	(90,694,113)
Net assets, beginning		140,132,288	230,826,401
Net assets, ending		$162,314,197	$140,132,288

Units sold		158,027	250,315
Units redeemed		(255,092)	(696,549)
Net increase (decrease)		(97,065)	(446,234)
Units outstanding, beginning		1,407,781	1,854,015
Units outstanding, ending		1,310,716	1,407,781

* Date of Fund Inception into Variable Account: 4 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,180,331,831
Cost of units redeemed/account charges			(1,356,237,293)
Net investment income (loss)			22,415,917
Net realized gain (loss)			218,014,963
Realized gain distributions			28,292,093
Net change in unrealized appreciation (depreciation)			69,496,686
Net assets			$162,314,197
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$123.78	1,309	$161,968	1.25%	24.5%	12/31/2023	$130.20	0	$0	1.00%	24.8%	12/31/2023	$136.96	0	$0	0.75%	25.1%
12/31/2022	99.40	1,401	139,231	1.25%	-19.3%	12/31/2022	104.30	0	0	1.00%	-19.1%	12/31/2022	109.44	0	0	0.75%	-18.9%
12/31/2021	123.16	1,775	218,647	1.25%	26.7%	12/31/2021	128.91	0	0	1.00%	27.0%	12/31/2021	134.92	0	0	0.75%	27.4%
12/31/2020	97.19	2,429	236,059	1.25%	16.7%	12/31/2020	101.47	0	0	1.00%	17.0%	12/31/2020	105.94	0	0	0.75%	17.3%
12/31/2019	83.29	27,165	226,264	1.25%	29.5%	12/31/2019	86.74	3	30	1.00%	29.8%	12/31/2019	90.34	0	0	0.75%	30.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$144.06	0	$0	0.50%	25.5%	12/31/2023	$151.54	0	$0	0.25%	25.8%	12/31/2023	$159.40	2	$346	0.00%	26.1%
12/31/2022	114.84	0	0	0.50%	-18.7%	12/31/2022	120.49	0	0	0.25%	-18.5%	12/31/2022	126.43	7	901	0.00%	-18.3%
12/31/2021	141.22	0	0	0.50%	27.7%	12/31/2021	147.81	0	0	0.25%	28.0%	12/31/2021	154.70	79	12,180	0.00%	28.3%
12/31/2020	110.61	0	0	0.50%	17.6%	12/31/2020	115.48	0	0	0.25%	17.8%	12/31/2020	120.56	82	9,937	0.00%	18.1%
12/31/2019	94.09	0	0	0.50%	30.5%	12/31/2019	97.99	0	0	0.25%	30.8%	12/31/2019	102.05	1,499	15,300	0.00%	31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.7%
2021	1.2%
2020	1.4%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2065 K Class - 06-64F

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$69,586	$64,507	4,853
Receivables: investments sold	-
Payables: investments purchased	(1,835)
Net assets	$67,751

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,751	70,906	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$67,751	70,906

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,494
Mortality & expense charges			(416)
Net investment income (loss)			1,078

Gain (loss) on investments:
Net realized gain (loss)			117
Realized gain distributions			88
Net change in unrealized appreciation (depreciation)			5,336
Net gain (loss)			5,541

Increase (decrease) in net assets from operations			$6,619

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,078	$131
Net realized gain (loss)		117	(171)
Realized gain distributions		88	139
Net change in unrealized appreciation (depreciation)		5,336	(257)

Increase (decrease) in net assets from operations		6,619	(158)

Contract owner transactions:
Proceeds from units sold		55,834	11,952
Cost of units redeemed		(5,594)	(855)
Account charges		(37)	(10)
Increase (decrease)		50,203	11,087
Net increase (decrease)		56,822	10,929
Net assets, beginning		10,929	-
Net assets, ending		$67,751	$10,929

Units sold		64,472	14,551
Units redeemed		(7,057)	(1,060)
Net increase (decrease)		57,415	13,491
Units outstanding, beginning		13,491	-
Units outstanding, ending		70,906	13,491

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$67,786
Cost of units redeemed/account charges			(6,496)
Net investment income (loss)			1,209
Net realized gain (loss)			(54)
Realized gain distributions			227
Net change in unrealized appreciation (depreciation)			5,079
Net assets			$67,751
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	71	$68	1.25%	18.0%	12/31/2023	$0.96	0	$0	1.00%	18.2%	12/31/2023	$0.97	0	$0	0.75%	18.5%
12/31/2022	0.81	13	11	1.25%	-20.1%	12/31/2022	0.81	0	0	1.00%	-19.9%	12/31/2022	0.82	0	0	0.75%	-19.7%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	18.8%	12/31/2023	$0.98	0	$0	0.25%	19.1%	12/31/2023	$0.98	0	$0	0.00%	19.4%
12/31/2022	0.82	0	0	0.50%	-19.5%	12/31/2022	0.82	0	0	0.25%	-19.3%	12/31/2022	0.82	0	0	0.00%	-19.1%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	3.2%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Equity 500 Index R Class - 06-167

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$29,145,577	$19,706,248	81,851
Receivables: investments sold	24,016
Payables: investments purchased	-
Net assets	$29,169,593

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,633,547	535,087	$40.43
Band 100	5,365,655	126,701	42.35
Band 75	-	-	44.36
Band 50	2,170,391	46,708	46.47
Band 25	-	-	48.67
Band 0	-	-	50.98
Total	$29,169,593	708,496

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$241,171
Mortality & expense charges			(297,498)
Net investment income (loss)			(56,327)

Gain (loss) on investments:
Net realized gain (loss)			1,404,858
Realized gain distributions			97,461
Net change in unrealized appreciation (depreciation)			4,201,916
Net gain (loss)			5,704,235

Increase (decrease) in net assets from operations			$5,647,908

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(56,327)	$(209,305)
Net realized gain (loss)		1,404,858	2,600,442
Realized gain distributions		97,461	260,656
Net change in unrealized appreciation (depreciation)		4,201,916	(9,505,259)

Increase (decrease) in net assets from operations		5,647,908	(6,853,466)

Contract owner transactions:
Proceeds from units sold		4,943,274	4,092,683
Cost of units redeemed		(6,092,441)	(9,209,263)
Account charges		(13,356)	(13,994)
Increase (decrease)		(1,162,523)	(5,130,574)
Net increase (decrease)		4,485,385	(11,984,040)
Net assets, beginning		24,684,208	36,668,248
Net assets, ending		$29,169,593	$24,684,208

Units sold		144,825	119,941
Units redeemed		(179,599)	(266,312)
Net increase (decrease)		(34,774)	(146,371)
Units outstanding, beginning		743,270	889,641
Units outstanding, ending		708,496	743,270

* Date of Fund Inception into Variable Account: 6 /3 /2005
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$143,006,791
Cost of units redeemed/account charges			(157,946,768)
Net investment income (loss)			543,353
Net realized gain (loss)			29,861,146
Realized gain distributions			4,265,742
Net change in unrealized appreciation (depreciation)			9,439,329
Net assets			$29,169,593
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$40.43	535	$21,634	1.25%	24.0%	12/31/2023	$42.35	127	$5,366	1.00%	24.3%	12/31/2023	$44.36	0	$0	0.75%	24.6%
12/31/2022	32.62	554	18,084	1.25%	-19.7%	12/31/2022	34.08	136	4,623	1.00%	-19.5%	12/31/2022	35.61	0	0	0.75%	-19.3%
12/31/2021	40.59	693	28,141	1.25%	26.2%	12/31/2021	42.31	137	5,775	1.00%	26.5%	12/31/2021	44.10	0	0	0.75%	26.8%
12/31/2020	32.18	738	23,731	1.25%	16.2%	12/31/2020	33.45	156	5,219	1.00%	16.5%	12/31/2020	34.78	0	0	0.75%	16.8%
12/31/2019	27.70	9,132	25,290	1.25%	29.0%	12/31/2019	28.72	1,814	5,211	1.00%	29.3%	12/31/2019	29.79	0	0	0.75%	29.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$46.47	47	$2,170	0.50%	24.9%	12/31/2023	$48.67	0	$0	0.25%	25.2%	12/31/2023	$50.98	0	$0	0.00%	25.5%
12/31/2022	37.21	53	1,977	0.50%	-19.0%	12/31/2022	38.87	0	0	0.25%	-18.8%	12/31/2022	40.62	0	0	0.00%	-18.6%
12/31/2021	45.96	60	2,752	0.50%	27.1%	12/31/2021	47.90	0	0	0.25%	27.4%	12/31/2021	49.93	0	0	0.00%	27.7%
12/31/2020	36.16	66	2,397	0.50%	17.0%	12/31/2020	37.59	0	0	0.25%	17.3%	12/31/2020	39.08	65	2,528	0.00%	17.6%
12/31/2019	30.89	731	2,259	0.50%	29.9%	12/31/2019	32.04	0	0	0.25%	30.3%	12/31/2019	33.23	831	2,763	0.00%	30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.4%
2021	0.8%
2020	0.9%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust State Street Target Retirement 2020 Fund K Class - 06-3TT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,191	$5,169	490
Receivables: investments sold	35
Payables: investments purchased	-
Net assets	$5,226

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,226	4,249	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$5,226	4,249

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$168
Mortality & expense charges			(216)
Net investment income (loss)			(48)

Gain (loss) on investments:
Net realized gain (loss)			867
Realized gain distributions			104
Net change in unrealized appreciation (depreciation)			54
Net gain (loss)			1,025

Increase (decrease) in net assets from operations			$977

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(48)	$12
Net realized gain (loss)		867	-
Realized gain distributions		104	15
Net change in unrealized appreciation (depreciation)		54	(32)

Increase (decrease) in net assets from operations		977	(5)

Contract owner transactions:
Proceeds from units sold		29,533	400
Cost of units redeemed		(25,679)	-
Account charges		-	-
Increase (decrease)		3,854	400
Net increase (decrease)		4,831	395
Net assets, beginning		395	-
Net assets, ending		$5,226	$395

Units sold		25,431	354
Units redeemed		(21,536)	-
Net increase (decrease)		3,895	354
Units outstanding, beginning		354	-
Units outstanding, ending		4,249	354

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$29,933
Cost of units redeemed/account charges			(25,679)
Net investment income (loss)			(36)
Net realized gain (loss)			867
Realized gain distributions			119
Net change in unrealized appreciation (depreciation)			22
Net assets			$5,226

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	4	$5	1.25%	10.1%	12/31/2023	$1.25	0	$0	1.00%	10.4%	12/31/2023	$1.26	0	$0	0.75%	10.7%
12/31/2022	1.12	0	0	1.25%	-14.4%	12/31/2022	1.13	0	0	1.00%	-14.1%	12/31/2022	1.14	0	0	0.75%	-13.9%
12/31/2021	1.30	0	0	1.25%	8.2%	12/31/2021	1.31	0	0	1.00%	8.5%	12/31/2021	1.32	0	0	0.75%	8.7%
12/31/2020	1.21	0	0	1.25%	10.3%	12/31/2020	1.21	0	0	1.00%	10.6%	12/31/2020	1.22	0	0	0.75%	10.8%
12/31/2019	1.09	0	0	1.25%	9.3%	12/31/2019	1.10	0	0	1.00%	9.5%	12/31/2019	1.10	0	0	0.75%	9.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	11.0%	12/31/2023	$1.29	0	$0	0.25%	11.2%	12/31/2023	$1.31	0	$0	0.00%	11.5%
12/31/2022	1.15	0	0	0.50%	-13.7%	12/31/2022	1.16	0	0	0.25%	-13.5%	12/31/2022	1.17	0	0	0.00%	-13.3%
12/31/2021	1.33	0	0	0.50%	9.0%	12/31/2021	1.34	0	0	0.25%	9.3%	12/31/2021	1.35	0	0	0.00%	9.5%
12/31/2020	1.22	0	0	0.50%	11.1%	12/31/2020	1.23	0	0	0.25%	11.4%	12/31/2020	1.23	0	0	0.00%	11.7%
12/31/2019	1.10	0	0	0.50%	10.0%	12/31/2019	1.10	0	0	0.25%	10.2%	12/31/2019	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	6.0%
2022	6.1%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Global Equity Income Fund A Class - 06-029

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$257,757	$272,294	8,174
Receivables: investments sold	67
Payables: investments purchased	-
Net assets	$257,824

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$257,824	128,865	$2.00
Band 100	-	-	2.05
Band 75	-	-	2.10
Band 50	-	-	2.16
Band 25	-	-	2.21
Band 0	-	-	2.27
Total	$257,824	128,865

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,206
Mortality & expense charges			(2,905)
Net investment income (loss)			3,301

Gain (loss) on investments:
Net realized gain (loss)			(3,437)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,300
Net gain (loss)			27,863

Increase (decrease) in net assets from operations			$31,164

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,301	$2,410
Net realized gain (loss)		(3,437)	(515)
Realized gain distributions		-	12,856
Net change in unrealized appreciation (depreciation)		31,300	(46,257)

Increase (decrease) in net assets from operations		31,164	(31,506)

Contract owner transactions:
Proceeds from units sold		14,156	14,016
Cost of units redeemed		(16,058)	(4,693)
Account charges		(494)	(465)
Increase (decrease)		(2,396)	8,858
Net increase (decrease)		28,768	(22,648)
Net assets, beginning		229,056	251,704
Net assets, ending		$257,824	$229,056

Units sold		7,764	7,719
Units redeemed		(9,198)	(2,756)
Net increase (decrease)		(1,434)	4,963
Units outstanding, beginning		130,299	125,336
Units outstanding, ending		128,865	130,299

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$824,334
Cost of units redeemed/account charges			(748,717)
Net investment income (loss)			9,780
Net realized gain (loss)			122,818
Realized gain distributions			64,146
Net change in unrealized appreciation (depreciation)			(14,537)
Net assets			$257,824

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.00	129	$258	1.25%	13.8%	12/31/2023	$2.05	0	$0	1.00%	14.1%	12/31/2023	$2.10	0	$0	0.75%	14.4%
12/31/2022	1.76	130	229	1.25%	-12.5%	12/31/2022	1.80	0	0	1.00%	-12.2%	12/31/2022	1.84	0	0	0.75%	-12.0%
12/31/2021	2.01	125	252	1.25%	17.8%	12/31/2021	2.05	0	0	1.00%	18.1%	12/31/2021	2.09	0	0	0.75%	18.4%
12/31/2020	1.70	299	510	1.25%	6.7%	12/31/2020	1.74	0	0	1.00%	7.0%	12/31/2020	1.77	0	0	0.75%	7.3%
12/31/2019	1.60	168	269	1.25%	22.8%	12/31/2019	1.62	0	0	1.00%	23.1%	12/31/2019	1.65	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.16	0	$0	0.50%	14.7%	12/31/2023	$2.21	0	$0	0.25%	15.0%	12/31/2023	$2.27	0	$0	0.00%	15.2%
12/31/2022	1.88	0	0	0.50%	-11.8%	12/31/2022	1.93	0	0	0.25%	-11.6%	12/31/2022	1.97	0	0	0.00%	-11.4%
12/31/2021	2.13	0	0	0.50%	18.7%	12/31/2021	2.18	0	0	0.25%	19.0%	12/31/2021	2.22	0	0	0.00%	19.3%
12/31/2020	1.80	0	0	0.50%	7.6%	12/31/2020	1.83	0	0	0.25%	7.8%	12/31/2020	1.86	0	0	0.00%	8.1%
12/31/2019	1.67	0	0	0.50%	23.7%	12/31/2019	1.70	0	0	0.25%	24.1%	12/31/2019	1.72	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.2%
2021	2.6%
2020	0.9%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$82,249	$104,108	2,720
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$82,273

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$82,273	34,620	$2.38
Band 100	-	-	2.44
Band 75	-	-	2.50
Band 50	-	-	2.56
Band 25	-	-	2.63
Band 0	-	-	2.70
Total	$82,273	34,620

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$918
Mortality & expense charges			(930)
Net investment income (loss)			(12)

Gain (loss) on investments:
Net realized gain (loss)			(1,779)
Realized gain distributions			1,747
Net change in unrealized appreciation (depreciation)			15,874
Net gain (loss)			15,842

Increase (decrease) in net assets from operations			$15,830

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12)	$(857)
Net realized gain (loss)		(1,779)	(147)
Realized gain distributions		1,747	22,897
Net change in unrealized appreciation (depreciation)		15,874	(39,384)

Increase (decrease) in net assets from operations		15,830	(17,491)

Contract owner transactions:
Proceeds from units sold		300	322
Cost of units redeemed		(2,002)	-
Account charges		-	-
Increase (decrease)		(1,702)	322
Net increase (decrease)		14,128	(17,169)
Net assets, beginning		68,145	85,314
Net assets, ending		$82,273	$68,145

Units sold		139	154
Units redeemed		(914)	-
Net increase (decrease)		(775)	154
Units outstanding, beginning		35,395	35,241
Units outstanding, ending		34,620	35,395

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$93,794
Cost of units redeemed/account charges			(40,328)
Net investment income (loss)			(1,600)
Net realized gain (loss)			(441)
Realized gain distributions			52,707
Net change in unrealized appreciation (depreciation)			(21,859)
Net assets			$82,273

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.38	35	$82	1.25%	23.4%	12/31/2023	$2.44	0	$0	1.00%	23.7%	12/31/2023	$2.50	0	$0	0.75%	24.1%
12/31/2022	1.93	35	68	1.25%	-20.5%	12/31/2022	1.97	0	0	1.00%	-20.3%	12/31/2022	2.01	0	0	0.75%	-20.1%
12/31/2021	2.42	35	85	1.25%	29.1%	12/31/2021	2.47	0	0	1.00%	29.5%	12/31/2021	2.52	0	0	0.75%	29.8%
12/31/2020	1.87	33	62	1.25%	10.9%	12/31/2020	1.91	0	0	1.00%	11.1%	12/31/2020	1.94	0	0	0.75%	11.4%
12/31/2019	1.69	0	0	1.25%	27.5%	12/31/2019	1.72	0	0	1.00%	27.8%	12/31/2019	1.74	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.56	0	$0	0.50%	24.4%	12/31/2023	$2.63	0	$0	0.25%	24.7%	12/31/2023	$2.70	0	$0	0.00%	25.0%
12/31/2022	2.06	0	0	0.50%	-19.9%	12/31/2022	2.11	0	0	0.25%	-19.7%	12/31/2022	2.16	0	0	0.00%	-19.5%
12/31/2021	2.57	0	0	0.50%	30.1%	12/31/2021	2.63	0	0	0.25%	30.4%	12/31/2021	2.68	0	0	0.00%	30.8%
12/31/2020	1.98	0	0	0.50%	11.7%	12/31/2020	2.01	0	0	0.25%	12.0%	12/31/2020	2.05	0	0	0.00%	12.3%
12/31/2019	1.77	0	0	0.50%	28.5%	12/31/2019	1.80	0	0	0.25%	28.8%	12/31/2019	1.83	0	0	0.00%	29.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.1%
2021	0.4%
2020	0.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$67,679	$66,872	5,646
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$67,703

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$67,703	35,906	$1.89
Band 100	-	-	1.93
Band 75	-	-	1.98
Band 50	-	-	2.03
Band 25	-	-	2.09
Band 0	-	-	2.14
Total	$67,703	35,906

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$483
Mortality & expense charges			(472)
Net investment income (loss)			11

Gain (loss) on investments:
Net realized gain (loss)			(6,438)
Realized gain distributions			2,283
Net change in unrealized appreciation (depreciation)			11,688
Net gain (loss)			7,533

Increase (decrease) in net assets from operations			$7,544

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11	$(279)
Net realized gain (loss)		(6,438)	7
Realized gain distributions		2,283	9,386
Net change in unrealized appreciation (depreciation)		11,688	(17,035)

Increase (decrease) in net assets from operations		7,544	(7,921)

Contract owner transactions:
Proceeds from units sold		41,768	1,675
Cost of units redeemed		(21,999)	(3,071)
Account charges		(36)	(1)
Increase (decrease)		19,733	(1,397)
Net increase (decrease)		27,277	(9,318)
Net assets, beginning		40,426	49,744
Net assets, ending		$67,703	$40,426

Units sold		24,214	980
Units redeemed		(12,824)	(1,863)
Net increase (decrease)		11,390	(883)
Units outstanding, beginning		24,516	25,399
Units outstanding, ending		35,906	24,516

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$278,818
Cost of units redeemed/account charges			(252,603)
Net investment income (loss)			(2,133)
Net realized gain (loss)			13,233
Realized gain distributions			29,581
Net change in unrealized appreciation (depreciation)			807
Net assets			$67,703

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	36	$68	1.25%	14.3%	12/31/2023	$1.93	0	$0	1.00%	14.6%	12/31/2023	$1.98	0	$0	0.75%	14.9%
12/31/2022	1.65	25	40	1.25%	-15.8%	12/31/2022	1.69	0	0	1.00%	-15.6%	12/31/2022	1.73	0	0	0.75%	-15.4%
12/31/2021	1.96	25	50	1.25%	24.8%	12/31/2021	2.00	0	0	1.00%	25.1%	12/31/2021	2.04	0	0	0.75%	25.4%
12/31/2020	1.57	46	73	1.25%	9.0%	12/31/2020	1.60	0	0	1.00%	9.3%	12/31/2020	1.63	0	0	0.75%	9.5%
12/31/2019	1.44	15	22	1.25%	19.9%	12/31/2019	1.46	0	0	1.00%	20.2%	12/31/2019	1.48	0	0	0.75%	20.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.03	0	$0	0.50%	15.2%	12/31/2023	$2.09	0	$0	0.25%	15.5%	12/31/2023	$2.14	0	$0	0.00%	15.8%
12/31/2022	1.77	0	0	0.50%	-15.2%	12/31/2022	1.81	0	0	0.25%	-15.0%	12/31/2022	1.85	0	0	0.00%	-14.7%
12/31/2021	2.08	0	0	0.50%	25.7%	12/31/2021	2.12	0	0	0.25%	26.0%	12/31/2021	2.17	0	0	0.00%	26.3%
12/31/2020	1.66	0	0	0.50%	9.8%	12/31/2020	1.69	0	0	0.25%	10.1%	12/31/2020	1.72	0	0	0.00%	10.4%
12/31/2019	1.51	0	0	0.50%	20.8%	12/31/2019	1.53	0	0	0.25%	21.1%	12/31/2019	1.55	0	0	0.00%	21.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.6%
2021	0.4%
2020	1.3%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret Balanced Inst Class - 06-6TM (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	0.8%	12/31/2023	$1.01	0	$0	1.00%	0.8%	12/31/2023	$1.01	0	$0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	0.8%	12/31/2023	$1.01	0	$0	0.25%	0.8%	12/31/2023	$1.01	0	$0	0.00%	0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2065 Inst Class - 06-6TK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.4%	12/31/2023	$1.01	0	$0	1.00%	1.4%	12/31/2023	$1.01	0	$0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	1.4%	12/31/2023	$1.01	0	$0	0.25%	1.4%	12/31/2023	$1.01	0	$0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2060 Inst Class - 06-6TJ (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.3%	12/31/2023	$1.01	0	$0	1.00%	1.3%	12/31/2023	$1.01	0	$0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	1.3%	12/31/2023	$1.01	0	$0	0.25%	1.3%	12/31/2023	$1.01	0	$0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2055 Inst Class - 06-6TH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.3%	12/31/2023	$1.01	0	$0	1.00%	1.3%	12/31/2023	$1.01	0	$0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	1.3%	12/31/2023	$1.01	0	$0	0.25%	1.3%	12/31/2023	$1.01	0	$0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2050 Inst Class - 06-6TG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.3%	12/31/2023	$1.01	0	$0	1.00%	1.3%	12/31/2023	$1.01	0	$0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	1.3%	12/31/2023	$1.01	0	$0	0.25%	1.3%	12/31/2023	$1.01	0	$0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2045 Inst Class - 06-6TF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.3%	12/31/2023	$1.01	0	$0	1.00%	1.3%	12/31/2023	$1.01	0	$0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	1.3%	12/31/2023	$1.01	0	$0	0.25%	1.3%	12/31/2023	$1.01	0	$0	0.00%	1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2040 Inst Class - 06-6TC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.3%	12/31/2023	$1.01	0	$0	1.00%	1.3%	12/31/2023	$1.01	0	$0	0.75%	1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	1.3%	12/31/2023	$1.01	0	$0	0.25%	1.3%	12/31/2023	$1.01	0	$0	0.00%	1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2035 Inst Class - 06-6T9 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.2%	12/31/2023	$1.01	0	$0	1.00%	1.2%	12/31/2023	$1.01	0	$0	0.75%	1.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	1.2%	12/31/2023	$1.01	0	$0	0.25%	1.2%	12/31/2023	$1.01	0	$0	0.00%	1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2030 Inst Class - 06-6T7 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.1%	12/31/2023	$1.01	0	$0	1.00%	1.1%	12/31/2023	$1.01	0	$0	0.75%	1.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	1.1%	12/31/2023	$1.01	0	$0	0.25%	1.1%	12/31/2023	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2025 Inst Class - 06-6T6 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.0%	12/31/2023	$1.01	0	$0	1.00%	1.0%	12/31/2023	$1.01	0	$0	0.75%	1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	1.0%	12/31/2023	$1.01	0	$0	0.25%	1.0%	12/31/2023	$1.01	0	$0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2020 Inst Class - 06-6T4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	0.9%	12/31/2023	$1.01	0	$0	1.00%	0.9%	12/31/2023	$1.01	0	$0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	0.9%	12/31/2023	$1.01	0	$0	0.25%	0.9%	12/31/2023	$1.01	0	$0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2015 Inst Class - 06-6T3 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	0.9%	12/31/2023	$1.01	0	$0	1.00%	0.9%	12/31/2023	$1.01	0	$0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	0.9%	12/31/2023	$1.01	0	$0	0.25%	0.9%	12/31/2023	$1.01	0	$0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2010 Inst Class - 06-6RY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	0.9%	12/31/2023	$1.01	0	$0	1.00%	0.9%	12/31/2023	$1.01	0	$0	0.75%	0.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	0.9%	12/31/2023	$1.01	0	$0	0.25%	0.9%	12/31/2023	$1.01	0	$0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Ret 2005 Inst Class - 06-6RX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.01
Band 25	-	-	1.01
Band 0	-	-	1.01
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	0.8%	12/31/2023	$1.01	0	$0	1.00%	0.8%	12/31/2023	$1.01	0	$0	0.75%	0.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	0.8%	12/31/2023	$1.01	0	$0	0.25%	0.8%	12/31/2023	$1.01	0	$0	0.00%	0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowePrice Intg US Smcp Gr Inst Class - 06-6RT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.20
Band 75	-	-	1.20
Band 50	-	-	1.20
Band 25	-	-	1.20
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /26 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	1.25%	20.2%	12/31/2023	$1.20	0	$0	1.00%	20.2%	12/31/2023	$1.20	0	$0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	20.4%	12/31/2023	$1.20	0	$0	0.25%	20.4%	12/31/2023	$1.20	0	$0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price European Stock Fund - 06-755

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,858	$15,087	718
Receivables: investments sold	351
Payables: investments purchased	-
Net assets	$17,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,209	6,282	$2.74
Band 100	-	-	2.88
Band 75	-	-	3.03
Band 50	-	-	3.19
Band 25	-	-	3.35
Band 0	-	-	3.64
Total	$17,209	6,282

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$289
Mortality & expense charges			(196)
Net investment income (loss)			93

Gain (loss) on investments:
Net realized gain (loss)			15
Realized gain distributions			323
Net change in unrealized appreciation (depreciation)			2,078
Net gain (loss)			2,416

Increase (decrease) in net assets from operations			$2,509

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$93	$4
Net realized gain (loss)		15	(8)
Realized gain distributions		323	-
Net change in unrealized appreciation (depreciation)		2,078	(4,303)

Increase (decrease) in net assets from operations		2,509	(4,307)

Contract owner transactions:
Proceeds from units sold		426	224
Cost of units redeemed		-	(458)
Account charges		(12)	(12)
Increase (decrease)		414	(246)
Net increase (decrease)		2,923	(4,553)
Net assets, beginning		14,286	18,839
Net assets, ending		$17,209	$14,286

Units sold		156	90
Units redeemed		(4)	(206)
Net increase (decrease)		152	(116)
Units outstanding, beginning		6,130	6,246
Units outstanding, ending		6,282	6,130

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$783,613
Cost of units redeemed/account charges			(915,146)
Net investment income (loss)			20,862
Net realized gain (loss)			48,490
Realized gain distributions			77,619
Net change in unrealized appreciation (depreciation)			1,771
Net assets			$17,209

Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.74	6	$17	1.25%	17.5%	12/31/2023	$2.88	0	$0	1.00%	17.8%	12/31/2023	$3.03	0	$0	0.75%	18.1%
12/31/2022	2.33	6	14	1.25%	-22.7%	12/31/2022	2.45	0	0	1.00%	-22.5%	12/31/2022	2.57	0	0	0.75%	-22.3%
12/31/2021	3.02	6	19	1.25%	13.4%	12/31/2021	3.16	0	0	1.00%	13.7%	12/31/2021	3.30	0	0	0.75%	14.0%
12/31/2020	2.66	6	16	1.25%	11.1%	12/31/2020	2.78	0	0	1.00%	11.4%	12/31/2020	2.90	0	0	0.75%	11.7%
12/31/2019	2.39	5	13	1.25%	25.3%	12/31/2019	2.49	0	0	1.00%	25.6%	12/31/2019	2.60	0	0	0.75%	25.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.19	0	$0	0.50%	18.4%	12/31/2023	$3.35	0	$0	0.25%	18.7%	12/31/2023	$3.64	0	$0	0.00%	19.0%
12/31/2022	2.69	0	0	0.50%	-22.1%	12/31/2022	2.83	0	0	0.25%	-22.0%	12/31/2022	3.06	0	0	0.00%	-21.8%
12/31/2021	3.46	0	0	0.50%	14.2%	12/31/2021	3.62	0	0	0.25%	14.5%	12/31/2021	3.91	0	0	0.00%	14.8%
12/31/2020	3.03	0	0	0.50%	12.0%	12/31/2020	3.16	0	0	0.25%	12.2%	12/31/2020	3.41	0	0	0.00%	12.5%
12/31/2019	2.70	0	0	0.50%	26.3%	12/31/2019	2.82	0	0	0.25%	26.6%	12/31/2019	3.03	0	0	0.00%	26.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.1%
2021	0.9%
2020	0.9%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund Advisor Class - 06-308

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,576,642	$6,959,503	102,776
Receivables: investments sold	-
Payables: investments purchased	(3,020)
Net assets	$8,573,622

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,573,622	2,238,226	$3.83
Band 100	-	-	3.99
Band 75	-	-	4.16
Band 50	-	-	4.34
Band 25	-	-	4.52
Band 0	-	-	4.71
Total	$8,573,622	2,238,226

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(140,515)
Net investment income (loss)			(140,515)

Gain (loss) on investments:
Net realized gain (loss)			1,245,342
Realized gain distributions			284,942
Net change in unrealized appreciation (depreciation)			3,141,768
Net gain (loss)			4,672,052

Increase (decrease) in net assets from operations			$4,531,537

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(140,515)	$(264,422)
Net realized gain (loss)		1,245,342	2,490,181
Realized gain distributions		284,942	487,389
Net change in unrealized appreciation (depreciation)		3,141,768	(16,202,570)

Increase (decrease) in net assets from operations		4,531,537	(13,489,422)

Contract owner transactions:
Proceeds from units sold		1,443,006	1,848,417
Cost of units redeemed		(11,207,811)	(12,022,586)
Account charges		(4,380)	(11,382)
Increase (decrease)		(9,769,185)	(10,185,551)
Net increase (decrease)		(5,237,648)	(23,674,973)
Net assets, beginning		13,811,270	37,486,243
Net assets, ending		$8,573,622	$13,811,270

Units sold		431,967	566,256
Units redeemed		(3,340,464)	(3,671,689)
Net increase (decrease)		(2,908,497)	(3,105,433)
Units outstanding, beginning		5,146,723	8,252,156
Units outstanding, ending		2,238,226	5,146,723

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$164,967,616
Cost of units redeemed/account charges			(254,350,695)
Net investment income (loss)			(10,632,340)
Net realized gain (loss)			68,899,202
Realized gain distributions			38,072,700
Net change in unrealized appreciation (depreciation)			1,617,139
Net assets			$8,573,622
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.83	2,238	$8,574	1.25%	43.1%	12/31/2023	$3.99	0	$0	1.00%	43.4%	12/31/2023	$4.16	0	$0	0.75%	43.8%
12/31/2022	2.68	5,089	13,625	1.25%	-41.0%	12/31/2022	2.78	0	0	1.00%	-40.9%	12/31/2022	2.89	0	0	0.75%	-40.7%
12/31/2021	4.54	8,229	37,358	1.25%	18.2%	12/31/2021	4.71	0	0	1.00%	18.5%	12/31/2021	4.88	0	0	0.75%	18.8%
12/31/2020	3.84	23,247	89,278	1.25%	34.9%	12/31/2020	3.97	0	0	1.00%	35.2%	12/31/2020	4.11	0	0	0.75%	35.5%
12/31/2019	2.85	28,208	80,331	1.25%	28.8%	12/31/2019	2.94	0	0	1.00%	29.1%	12/31/2019	3.03	0	0	0.75%	29.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.34	0	$0	0.50%	44.2%	12/31/2023	$4.52	0	$0	0.25%	44.5%	12/31/2023	$4.71	0	$0	0.00%	44.9%
12/31/2022	3.01	0	0	0.50%	-40.6%	12/31/2022	3.13	0	0	0.25%	-40.4%	12/31/2022	3.25	57	187	0.00%	-40.3%
12/31/2021	5.07	0	0	0.50%	19.1%	12/31/2021	5.25	0	0	0.25%	19.4%	12/31/2021	5.45	23	128	0.00%	19.7%
12/31/2020	4.25	0	0	0.50%	35.9%	12/31/2020	4.40	0	0	0.25%	36.2%	12/31/2020	4.55	27	121	0.00%	36.5%
12/31/2019	3.13	0	0	0.50%	29.8%	12/31/2019	3.23	0	0	0.25%	30.1%	12/31/2019	3.33	25	84	0.00%	30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund R Class - 06-780

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,217,962	$4,922,606	78,589
Receivables: investments sold	-
Payables: investments purchased	(7,000)
Net assets	$6,210,962

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,121,826	498,635	$6.26
Band 100	3,085,368	468,483	6.59
Band 75	-	-	6.93
Band 50	3,768	517	7.29
Band 25	-	-	7.67
Band 0	-	-	8.17
Total	$6,210,962	967,635

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(62,764)
Net investment income (loss)			(62,764)

Gain (loss) on investments:
Net realized gain (loss)			91,203
Realized gain distributions			219,762
Net change in unrealized appreciation (depreciation)			1,702,457
Net gain (loss)			2,013,422

Increase (decrease) in net assets from operations			$1,950,658

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(62,764)	$(70,389)
Net realized gain (loss)		91,203	253,068
Realized gain distributions		219,762	178,119
Net change in unrealized appreciation (depreciation)		1,702,457	(4,105,127)

Increase (decrease) in net assets from operations		1,950,658	(3,744,329)

Contract owner transactions:
Proceeds from units sold		321,870	262,501
Cost of units redeemed		(857,708)	(1,289,011)
Account charges		(861)	(1,043)
Increase (decrease)		(536,699)	(1,027,553)
Net increase (decrease)		1,413,959	(4,771,882)
Net assets, beginning		4,797,003	9,568,885
Net assets, ending		$6,210,962	$4,797,003

Units sold		60,047	51,019
Units redeemed		(160,995)	(240,213)
Net increase (decrease)		(100,948)	(189,194)
Units outstanding, beginning		1,068,583	1,257,777
Units outstanding, ending		967,635	1,068,583

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$72,658,497
Cost of units redeemed/account charges			(86,482,463)
Net investment income (loss)			(2,306,440)
Net realized gain (loss)			14,138,126
Realized gain distributions			6,907,886
Net change in unrealized appreciation (depreciation)			1,295,356
Net assets			$6,210,962
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.26	499	$3,122	1.25%	42.7%	12/31/2023	$6.59	468	$3,085	1.00%	43.1%	12/31/2023	$6.93	0	$0	0.75%	43.4%
12/31/2022	4.39	562	2,465	1.25%	-41.2%	12/31/2022	4.60	506	2,329	1.00%	-41.0%	12/31/2022	4.83	0	0	0.75%	-40.9%
12/31/2021	7.46	717	5,346	1.25%	17.9%	12/31/2021	7.81	540	4,219	1.00%	18.2%	12/31/2021	8.17	0	0	0.75%	18.5%
12/31/2020	6.33	943	5,964	1.25%	34.5%	12/31/2020	6.60	620	4,095	1.00%	34.9%	12/31/2020	6.90	0	0	0.75%	35.2%
12/31/2019	4.70	1,329	6,248	1.25%	28.5%	12/31/2019	4.90	652	3,194	1.00%	28.8%	12/31/2019	5.10	0	0	0.75%	29.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.29	1	$4	0.50%	43.8%	12/31/2023	$7.67	0	$0	0.25%	44.2%	12/31/2023	$8.17	0	$0	0.00%	44.5%
12/31/2022	5.07	1	3	0.50%	-40.7%	12/31/2022	5.32	0	0	0.25%	-40.6%	12/31/2022	5.65	0	0	0.00%	-40.4%
12/31/2021	8.55	1	4	0.50%	18.8%	12/31/2021	8.95	0	0	0.25%	19.1%	12/31/2021	9.49	0	0	0.00%	19.4%
12/31/2020	7.20	39	280	0.50%	35.5%	12/31/2020	7.52	0	0	0.25%	35.9%	12/31/2020	7.95	0	0	0.00%	36.2%
12/31/2019	5.31	40	215	0.50%	29.5%	12/31/2019	5.53	0	0	0.25%	29.8%	12/31/2019	5.83	0	0	0.00%	30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund Advisor Class - 06-309

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$131,086	$110,956	8,004
Receivables: investments sold	35
Payables: investments purchased	-
Net assets	$131,121

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$131,121	117,875	$1.11
Band 100	-	-	1.16
Band 75	-	-	1.21
Band 50	-	-	1.26
Band 25	-	-	1.31
Band 0	-	-	1.37
Total	$131,121	117,875

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,306
Mortality & expense charges			(1,874)
Net investment income (loss)			1,432

Gain (loss) on investments:
Net realized gain (loss)			19,235
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,171
Net gain (loss)			30,406

Increase (decrease) in net assets from operations			$31,838

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,432	$3,162
Net realized gain (loss)		19,235	4,240
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,171	(41,566)

Increase (decrease) in net assets from operations		31,838	(34,164)

Contract owner transactions:
Proceeds from units sold		9,149	24,066
Cost of units redeemed		(175,625)	(71,433)
Account charges		(31)	(55)
Increase (decrease)		(166,507)	(47,422)
Net increase (decrease)		(134,669)	(81,586)
Net assets, beginning		265,790	347,376
Net assets, ending		$131,121	$265,790

Units sold		8,898	26,184
Units redeemed		(171,697)	(76,409)
Net increase (decrease)		(162,799)	(50,225)
Units outstanding, beginning		280,674	330,899
Units outstanding, ending		117,875	280,674

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$37,935,415
Cost of units redeemed/account charges			(36,002,409)
Net investment income (loss)			1,158,873
Net realized gain (loss)			(4,184,186)
Realized gain distributions			1,203,298
Net change in unrealized appreciation (depreciation)			20,130
Net assets			$131,121
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	118	$131	1.25%	17.5%	12/31/2023	$1.16	0	$0	1.00%	17.8%	12/31/2023	$1.21	0	$0	0.75%	18.1%
12/31/2022	0.95	281	266	1.25%	-9.8%	12/31/2022	0.98	0	0	1.00%	-9.6%	12/31/2022	1.02	0	0	0.75%	-9.3%
12/31/2021	1.05	331	347	1.25%	11.1%	12/31/2021	1.09	0	0	1.00%	11.4%	12/31/2021	1.13	0	0	0.75%	11.7%
12/31/2020	0.94	370	350	1.25%	0.1%	12/31/2020	0.98	0	0	1.00%	0.4%	12/31/2020	1.01	0	0	0.75%	0.6%
12/31/2019	0.94	623	588	1.25%	19.0%	12/31/2019	0.97	0	0	1.00%	19.3%	12/31/2019	1.00	0	0	0.75%	19.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	18.3%	12/31/2023	$1.31	0	$0	0.25%	18.6%	12/31/2023	$1.37	0	$0	0.00%	18.9%
12/31/2022	1.06	0	0	0.50%	-9.1%	12/31/2022	1.11	0	0	0.25%	-8.9%	12/31/2022	1.15	0	0	0.00%	-8.7%
12/31/2021	1.17	0	0	0.50%	12.0%	12/31/2021	1.21	0	0	0.25%	12.2%	12/31/2021	1.26	0	0	0.00%	12.5%
12/31/2020	1.05	0	0	0.50%	0.9%	12/31/2020	1.08	0	0	0.25%	1.1%	12/31/2020	1.12	0	0	0.00%	1.4%
12/31/2019	1.04	0	0	0.50%	19.9%	12/31/2019	1.07	0	0	0.25%	20.2%	12/31/2019	1.10	0	0	0.00%	20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	2.3%
2021	2.3%
2020	1.2%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund R Class - 06-795

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$891,240	$750,336	55,439
Receivables: investments sold	-
Payables: investments purchased	(323)
Net assets	$890,917

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$393,485	137,939	$2.85
Band 100	494,048	164,643	3.00
Band 75	-	-	3.16
Band 50	3,384	1,019	3.32
Band 25	-	-	3.49
Band 0	-	-	3.74
Total	$890,917	303,601

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$20,901
Mortality & expense charges			(9,312)
Net investment income (loss)			11,589

Gain (loss) on investments:
Net realized gain (loss)			9,976
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			114,105
Net gain (loss)			124,081

Increase (decrease) in net assets from operations			$135,670

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,589	$10,041
Net realized gain (loss)		9,976	5,784
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		114,105	(105,345)

Increase (decrease) in net assets from operations		135,670	(89,520)

Contract owner transactions:
Proceeds from units sold		34,213	62,400
Cost of units redeemed		(80,666)	(101,733)
Account charges		(126)	(127)
Increase (decrease)		(46,579)	(39,460)
Net increase (decrease)		89,091	(128,980)
Net assets, beginning		801,826	930,806
Net assets, ending		$890,917	$801,826

Units sold		13,199	25,930
Units redeemed		(30,482)	(41,587)
Net increase (decrease)		(17,283)	(15,657)
Units outstanding, beginning		320,884	336,541
Units outstanding, ending		303,601	320,884

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$26,389,291
Cost of units redeemed/account charges			(28,058,602)
Net investment income (loss)			66,297
Net realized gain (loss)			1,832,431
Realized gain distributions			520,596
Net change in unrealized appreciation (depreciation)			140,904
Net assets			$890,917
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.85	138	$393	1.25%	17.2%	12/31/2023	$3.00	165	$494	1.00%	17.5%	12/31/2023	$3.16	0	$0	0.75%	17.8%
12/31/2022	2.43	149	363	1.25%	-10.0%	12/31/2022	2.55	171	436	1.00%	-9.8%	12/31/2022	2.68	0	0	0.75%	-9.5%
12/31/2021	2.70	173	469	1.25%	10.8%	12/31/2021	2.83	162	459	1.00%	11.1%	12/31/2021	2.96	0	0	0.75%	11.3%
12/31/2020	2.44	181	442	1.25%	-0.1%	12/31/2020	2.55	160	408	1.00%	0.1%	12/31/2020	2.66	0	0	0.75%	0.4%
12/31/2019	2.44	305	744	1.25%	18.7%	12/31/2019	2.54	157	399	1.00%	19.0%	12/31/2019	2.65	0	0	0.75%	19.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.32	1	$3	0.50%	18.1%	12/31/2023	$3.49	0	$0	0.25%	18.4%	12/31/2023	$3.74	0	$0	0.00%	18.7%
12/31/2022	2.81	1	3	0.50%	-9.3%	12/31/2022	2.95	0	0	0.25%	-9.1%	12/31/2022	3.15	0	0	0.00%	-8.9%
12/31/2021	3.10	1	3	0.50%	11.6%	12/31/2021	3.25	0	0	0.25%	11.9%	12/31/2021	3.46	0	0	0.00%	12.2%
12/31/2020	2.78	1	3	0.50%	0.6%	12/31/2020	2.90	0	0	0.25%	0.9%	12/31/2020	3.08	0	0	0.00%	1.1%
12/31/2019	2.76	1	2	0.50%	19.6%	12/31/2019	2.87	0	0	0.25%	19.9%	12/31/2019	3.05	0	0	0.00%	20.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.2%
2021	1.9%
2020	1.3%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Stock Fund R Class - 06-715

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$311,127	$295,893	16,558
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$311,143

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$187,706	76,181	$2.46
Band 100	123,437	47,617	2.59
Band 75	-	-	2.73
Band 50	-	-	2.87
Band 25	-	-	3.02
Band 0	-	-	3.18
Total	$311,143	123,798

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,044
Mortality & expense charges			(3,408)
Net investment income (loss)			(1,364)

Gain (loss) on investments:
Net realized gain (loss)			(84)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			43,999
Net gain (loss)			43,915

Increase (decrease) in net assets from operations			$42,551

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,364)	$(3,433)
Net realized gain (loss)		(84)	(315)
Realized gain distributions		-	1,504
Net change in unrealized appreciation (depreciation)		43,999	(59,810)

Increase (decrease) in net assets from operations		42,551	(62,054)

Contract owner transactions:
Proceeds from units sold		30,647	56,236
Cost of units redeemed		(62,069)	(15,247)
Account charges		(85)	(40)
Increase (decrease)		(31,507)	40,949
Net increase (decrease)		11,044	(21,105)
Net assets, beginning		300,099	321,204
Net assets, ending		$311,143	$300,099

Units sold		14,516	33,662
Units redeemed		(27,502)	(17,745)
Net increase (decrease)		(12,986)	15,917
Units outstanding, beginning		136,784	120,867
Units outstanding, ending		123,798	136,784

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,243,069
Cost of units redeemed/account charges			(2,122,637)
Net investment income (loss)			(27,902)
Net realized gain (loss)			91,267
Realized gain distributions			112,112
Net change in unrealized appreciation (depreciation)			15,234
Net assets			$311,143
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.46	76	$188	1.25%	14.4%	12/31/2023	$2.59	48	$123	1.00%	14.6%	12/31/2023	$2.73	0	$0	0.75%	14.9%
12/31/2022	2.15	86	186	1.25%	-17.3%	12/31/2022	2.26	51	115	1.00%	-17.1%	12/31/2022	2.37	0	0	0.75%	-16.9%
12/31/2021	2.61	70	181	1.25%	-0.4%	12/31/2021	2.73	51	140	1.00%	-0.1%	12/31/2021	2.86	0	0	0.75%	0.1%
12/31/2020	2.62	125	328	1.25%	12.6%	12/31/2020	2.73	67	182	1.00%	12.8%	12/31/2020	2.85	0	0	0.75%	13.1%
12/31/2019	2.32	77	178	1.25%	25.5%	12/31/2019	2.42	69	166	1.00%	25.9%	12/31/2019	2.52	0	0	0.75%	26.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.87	0	$0	0.50%	15.2%	12/31/2023	$3.02	0	$0	0.25%	15.5%	12/31/2023	$3.18	0	$0	0.00%	15.8%
12/31/2022	2.49	0	0	0.50%	-16.7%	12/31/2022	2.61	0	0	0.25%	-16.5%	12/31/2022	2.74	0	0	0.00%	-16.3%
12/31/2021	2.99	0	0	0.50%	0.4%	12/31/2021	3.13	0	0	0.25%	0.6%	12/31/2021	3.28	0	0	0.00%	0.9%
12/31/2020	2.98	0	0	0.50%	13.4%	12/31/2020	3.11	0	0	0.25%	13.7%	12/31/2020	3.25	0	0	0.00%	14.0%
12/31/2019	2.63	0	0	0.50%	26.5%	12/31/2019	2.73	0	0	0.25%	26.8%	12/31/2019	2.85	0	0	0.00%	27.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.0%
2021	0.1%
2020	0.0%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Growth Fund R Class - 06-790

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,153,958	$1,169,192	12,815
Receivables: investments sold	-
Payables: investments purchased	(4,143)
Net assets	$1,149,815

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,149,815	150,060	$7.66
Band 100	-	-	8.06
Band 75	-	-	8.48
Band 50	-	-	8.92
Band 25	-	-	9.38
Band 0	-	-	9.97
Total	$1,149,815	150,060

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(16,687)
Net investment income (loss)			(16,687)

Gain (loss) on investments:
Net realized gain (loss)			(61,010)
Realized gain distributions			71,905
Net change in unrealized appreciation (depreciation)			184,458
Net gain (loss)			195,353

Increase (decrease) in net assets from operations			$178,666

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,687)	$(25,584)
Net realized gain (loss)		(61,010)	(189,991)
Realized gain distributions		71,905	35,295
Net change in unrealized appreciation (depreciation)		184,458	(549,082)

Increase (decrease) in net assets from operations		178,666	(729,362)

Contract owner transactions:
Proceeds from units sold		327,881	746,332
Cost of units redeemed		(610,679)	(1,372,889)
Account charges		(3,130)	(2,289)
Increase (decrease)		(285,928)	(628,846)
Net increase (decrease)		(107,262)	(1,358,208)
Net assets, beginning		1,257,077	2,615,285
Net assets, ending		$1,149,815	$1,257,077

Units sold		47,298	104,432
Units redeemed		(90,788)	(217,377)
Net increase (decrease)		(43,490)	(112,945)
Units outstanding, beginning		193,550	306,495
Units outstanding, ending		150,060	193,550

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,160,395
Cost of units redeemed/account charges			(27,510,890)
Net investment income (loss)			(677,387)
Net realized gain (loss)			2,838,585
Realized gain distributions			4,354,346
Net change in unrealized appreciation (depreciation)			(15,234)
Net assets			$1,149,815
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.66	150	$1,150	1.25%	18.0%	12/31/2023	$8.06	0	$0	1.00%	18.3%	12/31/2023	$8.48	0	$0	0.75%	18.6%
12/31/2022	6.49	194	1,257	1.25%	-23.9%	12/31/2022	6.82	0	0	1.00%	-23.7%	12/31/2022	7.15	0	0	0.75%	-23.5%
12/31/2021	8.53	306	2,615	1.25%	13.0%	12/31/2021	8.93	0	0	1.00%	13.3%	12/31/2021	9.35	0	0	0.75%	13.6%
12/31/2020	7.55	325	2,451	1.25%	22.0%	12/31/2020	7.88	0	0	1.00%	22.3%	12/31/2020	8.23	0	0	0.75%	22.6%
12/31/2019	6.19	453	2,805	1.25%	29.2%	12/31/2019	6.45	0	0	1.00%	29.5%	12/31/2019	6.72	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.92	0	$0	0.50%	18.9%	12/31/2023	$9.38	0	$0	0.25%	19.2%	12/31/2023	$9.97	0	$0	0.00%	19.5%
12/31/2022	7.50	0	0	0.50%	-23.3%	12/31/2022	7.87	0	0	0.25%	-23.1%	12/31/2022	8.35	0	0	0.00%	-22.9%
12/31/2021	9.78	0	0	0.50%	13.9%	12/31/2021	10.24	0	0	0.25%	14.1%	12/31/2021	10.83	0	0	0.00%	14.4%
12/31/2020	8.59	0	0	0.50%	22.9%	12/31/2020	8.97	0	0	0.25%	23.2%	12/31/2020	9.47	9	89	0.00%	23.5%
12/31/2019	6.99	0	0	0.50%	30.2%	12/31/2019	7.28	0	0	0.25%	30.5%	12/31/2019	7.67	32	247	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund R Class - 06-785

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$485,000	$474,305	16,022
Receivables: investments sold	468
Payables: investments purchased	-
Net assets	$485,468

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$485,468	75,576	$6.42
Band 100	-	-	6.76
Band 75	-	-	7.11
Band 50	-	-	7.48
Band 25	-	-	7.87
Band 0	-	-	8.40
Total	$485,468	75,576

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,098
Mortality & expense charges			(5,042)
Net investment income (loss)			(2,944)

Gain (loss) on investments:
Net realized gain (loss)			(1,267)
Realized gain distributions			30,199
Net change in unrealized appreciation (depreciation)			38,410
Net gain (loss)			67,342

Increase (decrease) in net assets from operations			$64,398

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,944)	$(2,915)
Net realized gain (loss)		(1,267)	8,222
Realized gain distributions		30,199	34,492
Net change in unrealized appreciation (depreciation)		38,410	(60,027)

Increase (decrease) in net assets from operations		64,398	(20,228)

Contract owner transactions:
Proceeds from units sold		152,691	81,885
Cost of units redeemed		(24,697)	(108,550)
Account charges		(33)	(59)
Increase (decrease)		127,961	(26,724)
Net increase (decrease)		192,359	(46,952)
Net assets, beginning		293,109	340,061
Net assets, ending		$485,468	$293,109

Units sold		26,796	15,920
Units redeemed		(4,469)	(20,817)
Net increase (decrease)		22,327	(4,897)
Units outstanding, beginning		53,249	58,146
Units outstanding, ending		75,576	53,249

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,337,002
Cost of units redeemed/account charges			(8,944,226)
Net investment income (loss)			(137,411)
Net realized gain (loss)			831,439
Realized gain distributions			1,387,969
Net change in unrealized appreciation (depreciation)			10,695
Net assets			$485,468
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.42	76	$485	1.25%	16.7%	12/31/2023	$6.76	0	$0	1.00%	17.0%	12/31/2023	$7.11	0	$0	0.75%	17.3%
12/31/2022	5.50	53	293	1.25%	-5.9%	12/31/2022	5.78	0	0	1.00%	-5.6%	12/31/2022	6.06	0	0	0.75%	-5.4%
12/31/2021	5.85	58	340	1.25%	22.4%	12/31/2021	6.12	0	0	1.00%	22.7%	12/31/2021	6.41	0	0	0.75%	23.0%
12/31/2020	4.78	82	390	1.25%	8.0%	12/31/2020	4.99	0	0	1.00%	8.2%	12/31/2020	5.21	0	0	0.75%	8.5%
12/31/2019	4.43	83	369	1.25%	17.5%	12/31/2019	4.61	0	0	1.00%	17.8%	12/31/2019	4.80	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$7.48	0	$0	0.50%	17.6%	12/31/2023	$7.87	0	$0	0.25%	17.9%	12/31/2023	$8.40	0	$0	0.00%	18.2%
12/31/2022	6.36	0	0	0.50%	-5.2%	12/31/2022	6.67	0	0	0.25%	-4.9%	12/31/2022	7.11	0	0	0.00%	-4.7%
12/31/2021	6.71	0	0	0.50%	23.3%	12/31/2021	7.02	0	0	0.25%	23.6%	12/31/2021	7.46	0	0	0.00%	23.9%
12/31/2020	5.44	0	0	0.50%	8.8%	12/31/2020	5.68	0	0	0.25%	9.0%	12/31/2020	6.02	0	0	0.00%	9.3%
12/31/2019	5.00	0	0	0.50%	18.4%	12/31/2019	5.21	0	0	0.25%	18.7%	12/31/2019	5.51	34	188	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.5%
2022	0.4%
2021	0.4%
2020	0.5%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$249,909	$238,726	8,025
Receivables: investments sold	-
Payables: investments purchased	(717)
Net assets	$249,192

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$249,192	84,476	$2.95
Band 100	-	-	3.07
Band 75	-	-	3.21
Band 50	-	-	3.34
Band 25	-	-	3.48
Band 0	-	-	3.63
Total	$249,192	84,476

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,090
Mortality & expense charges			(2,750)
Net investment income (loss)			(660)

Gain (loss) on investments:
Net realized gain (loss)			83
Realized gain distributions			15,726
Net change in unrealized appreciation (depreciation)			20,912
Net gain (loss)			36,721

Increase (decrease) in net assets from operations			$36,061

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(660)	$(1,371)
Net realized gain (loss)		83	1,428
Realized gain distributions		15,726	23,022
Net change in unrealized appreciation (depreciation)		20,912	(33,447)

Increase (decrease) in net assets from operations		36,061	(10,368)

Contract owner transactions:
Proceeds from units sold		27,880	31,392
Cost of units redeemed		(13,636)	(9,146)
Account charges		(166)	(135)
Increase (decrease)		14,078	22,111
Net increase (decrease)		50,139	11,743
Net assets, beginning		199,053	187,310
Net assets, ending		$249,192	$199,053

Units sold		10,536	12,310
Units redeemed		(4,990)	(3,460)
Net increase (decrease)		5,546	8,850
Units outstanding, beginning		78,930	70,080
Units outstanding, ending		84,476	78,930

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,288,826
Cost of units redeemed/account charges			(6,699,253)
Net investment income (loss)			26,917
Net realized gain (loss)			464,458
Realized gain distributions			1,157,061
Net change in unrealized appreciation (depreciation)			11,183
Net assets			$249,192
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.95	84	$249	1.25%	17.0%	12/31/2023	$3.07	0	$0	1.00%	17.3%	12/31/2023	$3.21	0	$0	0.75%	17.6%
12/31/2022	2.52	79	199	1.25%	-5.6%	12/31/2022	2.62	0	0	1.00%	-5.4%	12/31/2022	2.73	0	0	0.75%	-5.2%
12/31/2021	2.67	70	187	1.25%	22.6%	12/31/2021	2.77	0	0	1.00%	22.9%	12/31/2021	2.88	0	0	0.75%	23.2%
12/31/2020	2.18	130	283	1.25%	8.2%	12/31/2020	2.26	0	0	1.00%	8.5%	12/31/2020	2.33	0	0	0.75%	8.8%
12/31/2019	2.01	120	241	1.25%	17.8%	12/31/2019	2.08	0	0	1.00%	18.1%	12/31/2019	2.15	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.34	0	$0	0.50%	17.8%	12/31/2023	$3.48	0	$0	0.25%	18.1%	12/31/2023	$3.63	0	$0	0.00%	18.4%
12/31/2022	2.84	0	0	0.50%	-4.9%	12/31/2022	2.95	0	0	0.25%	-4.7%	12/31/2022	3.07	0	0	0.00%	-4.5%
12/31/2021	2.98	0	0	0.50%	23.5%	12/31/2021	3.09	0	0	0.25%	23.8%	12/31/2021	3.21	0	0	0.00%	24.1%
12/31/2020	2.41	0	0	0.50%	9.0%	12/31/2020	2.50	0	0	0.25%	9.3%	12/31/2020	2.58	0	0	0.00%	9.6%
12/31/2019	2.21	0	0	0.50%	18.7%	12/31/2019	2.29	0	0	0.25%	19.0%	12/31/2019	2.36	0	0	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.5%
2021	0.5%
2020	0.8%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund R Class - 06-576

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$156,054	$168,120	13,638
Receivables: investments sold	1,604
Payables: investments purchased	-
Net assets	$157,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$157,658	102,756	$1.53
Band 100	-	-	1.58
Band 75	-	-	1.63
Band 50	-	-	1.67
Band 25	-	-	1.72
Band 0	-	-	1.77
Total	$157,658	102,756

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,454
Mortality & expense charges			(2,221)
Net investment income (loss)			1,233

Gain (loss) on investments:
Net realized gain (loss)			(9,787)
Realized gain distributions			2,122
Net change in unrealized appreciation (depreciation)			20,782
Net gain (loss)			13,117

Increase (decrease) in net assets from operations			$14,350

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,233	$221
Net realized gain (loss)		(9,787)	(18,730)
Realized gain distributions		2,122	10,783
Net change in unrealized appreciation (depreciation)		20,782	(47,292)

Increase (decrease) in net assets from operations		14,350	(55,018)

Contract owner transactions:
Proceeds from units sold		24,109	42,939
Cost of units redeemed		(52,210)	(217,492)
Account charges		(363)	(546)
Increase (decrease)		(28,464)	(175,099)
Net increase (decrease)		(14,114)	(230,117)
Net assets, beginning		171,772	401,889
Net assets, ending		$157,658	$171,772

Units sold		16,539	29,546
Units redeemed		(36,767)	(150,900)
Net increase (decrease)		(20,228)	(121,354)
Units outstanding, beginning		122,984	244,338
Units outstanding, ending		102,756	122,984

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,797,808
Cost of units redeemed/account charges			(3,892,954)
Net investment income (loss)			25,454
Net realized gain (loss)			42,687
Realized gain distributions			196,729
Net change in unrealized appreciation (depreciation)			(12,066)
Net assets			$157,658
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	103	$158	1.25%	9.9%	12/31/2023	$1.58	0	$0	1.00%	10.1%	12/31/2023	$1.63	0	$0	0.75%	10.4%
12/31/2022	1.40	123	172	1.25%	-15.1%	12/31/2022	1.43	0	0	1.00%	-14.9%	12/31/2022	1.47	0	0	0.75%	-14.7%
12/31/2021	1.64	244	402	1.25%	6.2%	12/31/2021	1.68	0	0	1.00%	6.4%	12/31/2021	1.73	0	0	0.75%	6.7%
12/31/2020	1.55	229	355	1.25%	9.3%	12/31/2020	1.58	0	0	1.00%	9.6%	12/31/2020	1.62	0	0	0.75%	9.8%
12/31/2019	1.42	287	408	1.25%	13.0%	12/31/2019	1.44	0	0	1.00%	13.3%	12/31/2019	1.47	0	0	0.75%	13.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	10.7%	12/31/2023	$1.72	0	$0	0.25%	11.0%	12/31/2023	$1.77	0	$0	0.00%	11.2%
12/31/2022	1.51	0	0	0.50%	-14.4%	12/31/2022	1.55	0	0	0.25%	-14.2%	12/31/2022	1.59	0	0	0.00%	-14.0%
12/31/2021	1.77	0	0	0.50%	7.0%	12/31/2021	1.81	0	0	0.25%	7.2%	12/31/2021	1.85	0	0	0.00%	7.5%
12/31/2020	1.65	0	0	0.50%	10.1%	12/31/2020	1.69	0	0	0.25%	10.4%	12/31/2020	1.73	0	0	0.00%	10.7%
12/31/2019	1.50	0	0	0.50%	13.9%	12/31/2019	1.53	0	0	0.25%	14.2%	12/31/2019	1.56	0	0	0.00%	14.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.4%
2021	1.5%
2020	1.2%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$36,264	$35,646	3,161
Receivables: investments sold	-
Payables: investments purchased	(33)
Net assets	$36,231

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$36,231	22,924	$1.58
Band 100	-	-	1.63
Band 75	-	-	1.67
Band 50	-	-	1.72
Band 25	-	-	1.77
Band 0	-	-	1.83
Total	$36,231	22,924

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$905
Mortality & expense charges			(442)
Net investment income (loss)			463

Gain (loss) on investments:
Net realized gain (loss)			(2,118)
Realized gain distributions			494
Net change in unrealized appreciation (depreciation)			4,526
Net gain (loss)			2,902

Increase (decrease) in net assets from operations			$3,365

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$463	$(3,831)
Net realized gain (loss)		(2,118)	(70,503)
Realized gain distributions		494	1,858
Net change in unrealized appreciation (depreciation)		4,526	10,196

Increase (decrease) in net assets from operations		3,365	(62,280)

Contract owner transactions:
Proceeds from units sold		32,753	41,986
Cost of units redeemed		(28,359)	(413,557)
Account charges		(86)	(179)
Increase (decrease)		4,308	(371,750)
Net increase (decrease)		7,673	(434,030)
Net assets, beginning		28,558	462,588
Net assets, ending		$36,231	$28,558

Units sold		21,733	31,185
Units redeemed		(18,733)	(285,692)
Net increase (decrease)		3,000	(254,507)
Units outstanding, beginning		19,924	274,431
Units outstanding, ending		22,924	19,924

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,686,037
Cost of units redeemed/account charges			(3,882,343)
Net investment income (loss)			24,527
Net realized gain (loss)			46,421
Realized gain distributions			160,971
Net change in unrealized appreciation (depreciation)			618
Net assets			$36,231
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.58	23	$36	1.25%	10.3%	12/31/2023	$1.63	0	$0	1.00%	10.5%	12/31/2023	$1.67	0	$0	0.75%	10.8%
12/31/2022	1.43	20	29	1.25%	-15.0%	12/31/2022	1.47	0	0	1.00%	-14.8%	12/31/2022	1.51	0	0	0.75%	-14.5%
12/31/2021	1.69	274	463	1.25%	6.5%	12/31/2021	1.73	0	0	1.00%	6.7%	12/31/2021	1.77	0	0	0.75%	7.0%
12/31/2020	1.58	101	160	1.25%	9.6%	12/31/2020	1.62	0	0	1.00%	9.9%	12/31/2020	1.65	0	0	0.75%	10.1%
12/31/2019	1.44	325	470	1.25%	13.3%	12/31/2019	1.47	0	0	1.00%	13.6%	12/31/2019	1.50	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	0.50%	11.1%	12/31/2023	$1.77	0	$0	0.25%	11.4%	12/31/2023	$1.83	0	$0	0.00%	11.6%
12/31/2022	1.55	0	0	0.50%	-14.3%	12/31/2022	1.59	0	0	0.25%	-14.1%	12/31/2022	1.64	0	0	0.00%	-13.9%
12/31/2021	1.81	0	0	0.50%	7.3%	12/31/2021	1.86	0	0	0.25%	7.5%	12/31/2021	1.90	0	0	0.00%	7.8%
12/31/2020	1.69	0	0	0.50%	10.4%	12/31/2020	1.73	0	0	0.25%	10.7%	12/31/2020	1.76	0	0	0.00%	11.0%
12/31/2019	1.53	0	0	0.50%	14.1%	12/31/2019	1.56	0	0	0.25%	14.4%	12/31/2019	1.59	0	0	0.00%	14.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.3%
2021	2.4%
2020	0.7%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund R Class - 06-579

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$563,476	$621,868	39,374
Receivables: investments sold	372
Payables: investments purchased	-
Net assets	$563,848

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$563,848	346,118	$1.63
Band 100	-	-	1.68
Band 75	-	-	1.73
Band 50	-	-	1.78
Band 25	-	-	1.83
Band 0	-	-	1.88
Total	$563,848	346,118

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,931
Mortality & expense charges			(6,814)
Net investment income (loss)			5,117

Gain (loss) on investments:
Net realized gain (loss)			(40,172)
Realized gain distributions			8,992
Net change in unrealized appreciation (depreciation)			85,214
Net gain (loss)			54,034

Increase (decrease) in net assets from operations			$59,151

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,117	$4,828
Net realized gain (loss)		(40,172)	(86,149)
Realized gain distributions		8,992	51,062
Net change in unrealized appreciation (depreciation)		85,214	(124,321)

Increase (decrease) in net assets from operations		59,151	(154,580)

Contract owner transactions:
Proceeds from units sold		66,786	258,362
Cost of units redeemed		(203,582)	(537,990)
Account charges		(1,561)	(2,051)
Increase (decrease)		(138,357)	(281,679)
Net increase (decrease)		(79,206)	(436,259)
Net assets, beginning		643,054	1,079,313
Net assets, ending		$563,848	$643,054

Units sold		43,143	187,497
Units redeemed		(133,064)	(369,926)
Net increase (decrease)		(89,921)	(182,429)
Units outstanding, beginning		436,039	618,468
Units outstanding, ending		346,118	436,039

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,138,958
Cost of units redeemed/account charges			(9,228,331)
Net investment income (loss)			68,347
Net realized gain (loss)			(8,237)
Realized gain distributions			651,503
Net change in unrealized appreciation (depreciation)			(58,392)
Net assets			$563,848
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	346	$564	1.25%	10.5%	12/31/2023	$1.68	0	$0	1.00%	10.7%	12/31/2023	$1.73	0	$0	0.75%	11.0%
12/31/2022	1.47	436	643	1.25%	-15.5%	12/31/2022	1.51	0	0	1.00%	-15.3%	12/31/2022	1.56	0	0	0.75%	-15.1%
12/31/2021	1.75	618	1,079	1.25%	6.9%	12/31/2021	1.79	0	0	1.00%	7.1%	12/31/2021	1.83	0	0	0.75%	7.4%
12/31/2020	1.63	661	1,079	1.25%	10.0%	12/31/2020	1.67	0	0	1.00%	10.2%	12/31/2020	1.70	0	0	0.75%	10.5%
12/31/2019	1.48	817	1,214	1.25%	14.1%	12/31/2019	1.51	0	0	1.00%	14.4%	12/31/2019	1.54	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	0.50%	11.3%	12/31/2023	$1.83	0	$0	0.25%	11.6%	12/31/2023	$1.88	0	$0	0.00%	11.8%
12/31/2022	1.60	0	0	0.50%	-14.9%	12/31/2022	1.64	0	0	0.25%	-14.6%	12/31/2022	1.68	0	0	0.00%	-14.4%
12/31/2021	1.88	0	0	0.50%	7.7%	12/31/2021	1.92	0	0	0.25%	7.9%	12/31/2021	1.97	0	0	0.00%	8.2%
12/31/2020	1.74	0	0	0.50%	10.8%	12/31/2020	1.78	0	0	0.25%	11.1%	12/31/2020	1.82	0	0	0.00%	11.3%
12/31/2019	1.57	0	0	0.50%	15.0%	12/31/2019	1.60	0	0	0.25%	15.3%	12/31/2019	1.63	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.7%
2021	1.3%
2020	1.2%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$662,915	$751,321	45,875
Receivables: investments sold	449
Payables: investments purchased	-
Net assets	$663,364

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$663,364	395,562	$1.68
Band 100	-	-	1.73
Band 75	-	-	1.78
Band 50	-	-	1.83
Band 25	-	-	1.88
Band 0	-	-	1.94
Total	$663,364	395,562

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,543
Mortality & expense charges			(8,176)
Net investment income (loss)			7,367

Gain (loss) on investments:
Net realized gain (loss)			(79,488)
Realized gain distributions			10,517
Net change in unrealized appreciation (depreciation)			133,126
Net gain (loss)			64,155

Increase (decrease) in net assets from operations			$71,522

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,367	$9,992
Net realized gain (loss)		(79,488)	(13,501)
Realized gain distributions		10,517	64,795
Net change in unrealized appreciation (depreciation)		133,126	(205,057)

Increase (decrease) in net assets from operations		71,522	(143,771)

Contract owner transactions:
Proceeds from units sold		67,024	119,040
Cost of units redeemed		(296,289)	(72,106)
Account charges		(224)	(430)
Increase (decrease)		(229,489)	46,504
Net increase (decrease)		(157,967)	(97,267)
Net assets, beginning		821,331	918,598
Net assets, ending		$663,364	$821,331

Units sold		42,332	75,554
Units redeemed		(188,877)	(47,309)
Net increase (decrease)		(146,545)	28,245
Units outstanding, beginning		542,107	513,862
Units outstanding, ending		395,562	542,107

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$9,853,209
Cost of units redeemed/account charges			(10,159,549)
Net investment income (loss)			115,259
Net realized gain (loss)			132,723
Realized gain distributions			810,128
Net change in unrealized appreciation (depreciation)			(88,406)
Net assets			$663,364
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	396	$663	1.25%	10.7%	12/31/2023	$1.73	0	$0	1.00%	11.0%	12/31/2023	$1.78	0	$0	0.75%	11.2%
12/31/2022	1.52	542	821	1.25%	-15.2%	12/31/2022	1.56	0	0	1.00%	-15.0%	12/31/2022	1.60	0	0	0.75%	-14.8%
12/31/2021	1.79	514	919	1.25%	7.1%	12/31/2021	1.83	0	0	1.00%	7.4%	12/31/2021	1.88	0	0	0.75%	7.7%
12/31/2020	1.67	714	1,191	1.25%	10.2%	12/31/2020	1.70	0	0	1.00%	10.5%	12/31/2020	1.74	0	0	0.75%	10.8%
12/31/2019	1.51	1,393	2,108	1.25%	14.4%	12/31/2019	1.54	0	0	1.00%	14.7%	12/31/2019	1.57	0	0	0.75%	15.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.83	0	$0	0.50%	11.5%	12/31/2023	$1.88	0	$0	0.25%	11.8%	12/31/2023	$1.94	0	$0	0.00%	12.1%
12/31/2022	1.64	0	0	0.50%	-14.6%	12/31/2022	1.68	0	0	0.25%	-14.4%	12/31/2022	1.73	0	0	0.00%	-14.2%
12/31/2021	1.92	0	0	0.50%	8.0%	12/31/2021	1.97	0	0	0.25%	8.2%	12/31/2021	2.02	0	0	0.00%	8.5%
12/31/2020	1.78	0	0	0.50%	11.1%	12/31/2020	1.82	0	0	0.25%	11.3%	12/31/2020	1.86	0	0	0.00%	11.6%
12/31/2019	1.60	0	0	0.50%	15.3%	12/31/2019	1.63	0	0	0.25%	15.6%	12/31/2019	1.66	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	2.4%
2021	1.4%
2020	1.0%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund R Class - 06-776

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$751,637	$846,459	64,204
Receivables: investments sold	5,977
Payables: investments purchased	-
Net assets	$757,614

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$757,614	409,259	$1.85
Band 100	-	-	1.91
Band 75	-	-	1.98
Band 50	-	-	2.04
Band 25	-	-	2.11
Band 0	-	-	2.18
Total	$757,614	409,259

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,272
Mortality & expense charges			(9,555)
Net investment income (loss)			5,717

Gain (loss) on investments:
Net realized gain (loss)			(87,411)
Realized gain distributions			21,045
Net change in unrealized appreciation (depreciation)			143,095
Net gain (loss)			76,729

Increase (decrease) in net assets from operations			$82,446

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,717	$2,437
Net realized gain (loss)		(87,411)	(96,851)
Realized gain distributions		21,045	82,840
Net change in unrealized appreciation (depreciation)		143,095	(275,551)

Increase (decrease) in net assets from operations		82,446	(287,125)

Contract owner transactions:
Proceeds from units sold		75,169	129,011
Cost of units redeemed		(369,933)	(875,307)
Account charges		(836)	(2,335)
Increase (decrease)		(295,600)	(748,631)
Net increase (decrease)		(213,154)	(1,035,756)
Net assets, beginning		970,768	2,006,524
Net assets, ending		$757,614	$970,768

Units sold		42,862	73,692
Units redeemed		(215,434)	(506,179)
Net increase (decrease)		(172,572)	(432,487)
Units outstanding, beginning		581,831	1,014,318
Units outstanding, ending		409,259	581,831

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$27,023,318
Cost of units redeemed/account charges			(29,593,611)
Net investment income (loss)			163,953
Net realized gain (loss)			1,197,028
Realized gain distributions			2,061,748
Net change in unrealized appreciation (depreciation)			(94,822)
Net assets			$757,614
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	409	$758	1.25%	11.0%	12/31/2023	$1.91	0	$0	1.00%	11.2%	12/31/2023	$1.98	0	$0	0.75%	11.5%
12/31/2022	1.67	582	971	1.25%	-15.7%	12/31/2022	1.72	0	0	1.00%	-15.4%	12/31/2022	1.77	0	0	0.75%	-15.2%
12/31/2021	1.98	1,014	2,007	1.25%	7.7%	12/31/2021	2.03	0	0	1.00%	7.9%	12/31/2021	2.09	0	0	0.75%	8.2%
12/31/2020	1.84	1,095	2,011	1.25%	10.6%	12/31/2020	1.88	0	0	1.00%	10.9%	12/31/2020	1.93	0	0	0.75%	11.2%
12/31/2019	1.66	1,446	2,402	1.25%	15.4%	12/31/2019	1.70	0	0	1.00%	15.7%	12/31/2019	1.74	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	0	$0	0.50%	11.8%	12/31/2023	$2.11	0	$0	0.25%	12.1%	12/31/2023	$2.18	0	$0	0.00%	12.3%
12/31/2022	1.83	0	0	0.50%	-15.0%	12/31/2022	1.88	0	0	0.25%	-14.8%	12/31/2022	1.94	0	0	0.00%	-14.6%
12/31/2021	2.15	0	0	0.50%	8.5%	12/31/2021	2.21	0	0	0.25%	8.7%	12/31/2021	2.27	0	0	0.00%	9.0%
12/31/2020	1.98	0	0	0.50%	11.5%	12/31/2020	2.03	0	0	0.25%	11.7%	12/31/2020	2.09	0	0	0.00%	12.0%
12/31/2019	1.78	0	0	0.50%	16.2%	12/31/2019	1.82	0	0	0.25%	16.5%	12/31/2019	1.86	92	171	0.00%	16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.4%
2021	1.1%
2020	1.0%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$492,129	$483,252	41,191
Receivables: investments sold	1,350
Payables: investments purchased	-
Net assets	$493,479

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$493,479	258,034	$1.91
Band 100	-	-	1.98
Band 75	-	-	2.04
Band 50	-	-	2.11
Band 25	-	-	2.18
Band 0	-	-	2.25
Total	$493,479	258,034

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,977
Mortality & expense charges			(18,951)
Net investment income (loss)			(7,974)

Gain (loss) on investments:
Net realized gain (loss)			(375,830)
Realized gain distributions			13,556
Net change in unrealized appreciation (depreciation)			514,714
Net gain (loss)			152,440

Increase (decrease) in net assets from operations			$144,466

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,974)	$13,083
Net realized gain (loss)		(375,830)	(152,787)
Realized gain distributions		13,556	169,015
Net change in unrealized appreciation (depreciation)		514,714	(570,395)

Increase (decrease) in net assets from operations		144,466	(541,084)

Contract owner transactions:
Proceeds from units sold		221,611	145,428
Cost of units redeemed		(1,850,676)	(1,707,745)
Account charges		(699)	(767)
Increase (decrease)		(1,629,764)	(1,563,084)
Net increase (decrease)		(1,485,298)	(2,104,168)
Net assets, beginning		1,978,777	4,082,945
Net assets, ending		$493,479	$1,978,777

Units sold		123,589	81,282
Units redeemed		(1,017,264)	(936,825)
Net increase (decrease)		(893,675)	(855,543)
Units outstanding, beginning		1,151,709	2,007,252
Units outstanding, ending		258,034	1,151,709

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$33,670,801
Cost of units redeemed/account charges			(38,557,160)
Net investment income (loss)			381,317
Net realized gain (loss)			1,259,732
Realized gain distributions			3,729,912
Net change in unrealized appreciation (depreciation)			8,877
Net assets			$493,479
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.91	258	$493	1.25%	11.3%	12/31/2023	$1.98	0	$0	1.00%	11.6%	12/31/2023	$2.04	0	$0	0.75%	11.9%
12/31/2022	1.72	1,152	1,979	1.25%	-15.5%	12/31/2022	1.77	0	0	1.00%	-15.3%	12/31/2022	1.83	0	0	0.75%	-15.1%
12/31/2021	2.03	2,007	4,083	1.25%	8.0%	12/31/2021	2.09	0	0	1.00%	8.2%	12/31/2021	2.15	0	0	0.75%	8.5%
12/31/2020	1.88	2,751	5,182	1.25%	10.9%	12/31/2020	1.93	0	0	1.00%	11.2%	12/31/2020	1.98	0	0	0.75%	11.5%
12/31/2019	1.70	5,637	9,574	1.25%	15.6%	12/31/2019	1.74	0	0	1.00%	15.9%	12/31/2019	1.78	0	0	0.75%	16.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.11	0	$0	0.50%	12.1%	12/31/2023	$2.18	0	$0	0.25%	12.4%	12/31/2023	$2.25	0	$0	0.00%	12.7%
12/31/2022	1.88	0	0	0.50%	-14.9%	12/31/2022	1.94	0	0	0.25%	-14.7%	12/31/2022	2.00	0	0	0.00%	-14.5%
12/31/2021	2.21	0	0	0.50%	8.8%	12/31/2021	2.27	0	0	0.25%	9.0%	12/31/2021	2.34	0	0	0.00%	9.3%
12/31/2020	2.03	0	0	0.50%	11.8%	12/31/2020	2.09	0	0	0.25%	12.0%	12/31/2020	2.14	0	0	0.00%	12.3%
12/31/2019	1.82	0	0	0.50%	16.5%	12/31/2019	1.86	0	0	0.25%	16.8%	12/31/2019	1.90	0	0	0.00%	17.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	1.5%
2021	1.2%
2020	1.0%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund R Class - 06-778

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,691,592	$6,572,202	329,056
Receivables: investments sold	4,378
Payables: investments purchased	-
Net assets	$5,695,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,620,337	2,799,208	$2.01
Band 100	75,633	36,449	2.08
Band 75	-	-	2.14
Band 50	-	-	2.22
Band 25	-	-	2.29
Band 0	-	-	2.37
Total	$5,695,970	2,835,657

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$110,343
Mortality & expense charges			(72,684)
Net investment income (loss)			37,659

Gain (loss) on investments:
Net realized gain (loss)			(319,642)
Realized gain distributions			233,215
Net change in unrealized appreciation (depreciation)			684,998
Net gain (loss)			598,571

Increase (decrease) in net assets from operations			$636,230

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$37,659	$22,670
Net realized gain (loss)		(319,642)	(309,830)
Realized gain distributions		233,215	590,783
Net change in unrealized appreciation (depreciation)		684,998	(1,862,508)

Increase (decrease) in net assets from operations		636,230	(1,558,885)

Contract owner transactions:
Proceeds from units sold		399,833	727,304
Cost of units redeemed		(1,488,127)	(3,199,504)
Account charges		(12,408)	(14,741)
Increase (decrease)		(1,100,702)	(2,486,941)
Net increase (decrease)		(464,472)	(4,045,826)
Net assets, beginning		6,160,442	10,206,268
Net assets, ending		$5,695,970	$6,160,442

Units sold		211,193	384,144
Units redeemed		(796,233)	(1,715,703)
Net increase (decrease)		(585,040)	(1,331,559)
Units outstanding, beginning		3,420,697	4,752,256
Units outstanding, ending		2,835,657	3,420,697

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$60,977,073
Cost of units redeemed/account charges			(64,817,460)
Net investment income (loss)			328,091
Net realized gain (loss)			3,348,365
Realized gain distributions			6,740,511
Net change in unrealized appreciation (depreciation)			(880,610)
Net assets			$5,695,970
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	2,799	$5,620	1.25%	11.5%	12/31/2023	$2.08	36	$76	1.00%	11.8%	12/31/2023	$2.14	0	$0	0.75%	12.1%
12/31/2022	1.80	3,384	6,092	1.25%	-16.2%	12/31/2022	1.86	37	69	1.00%	-15.9%	12/31/2022	1.91	0	0	0.75%	-15.7%
12/31/2021	2.15	4,720	10,135	1.25%	8.6%	12/31/2021	2.21	32	71	1.00%	8.8%	12/31/2021	2.27	0	0	0.75%	9.1%
12/31/2020	1.98	5,267	10,417	1.25%	11.3%	12/31/2020	2.03	25	51	1.00%	11.5%	12/31/2020	2.08	0	0	0.75%	11.8%
12/31/2019	1.78	7,105	12,630	1.25%	17.3%	12/31/2019	1.82	17	32	1.00%	17.6%	12/31/2019	1.86	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.22	0	$0	0.50%	12.4%	12/31/2023	$2.29	0	$0	0.25%	12.6%	12/31/2023	$2.37	0	$0	0.00%	12.9%
12/31/2022	1.97	0	0	0.50%	-15.5%	12/31/2022	2.03	0	0	0.25%	-15.3%	12/31/2022	2.10	0	0	0.00%	-15.1%
12/31/2021	2.33	0	0	0.50%	9.4%	12/31/2021	2.40	0	0	0.25%	9.6%	12/31/2021	2.47	0	0	0.00%	9.9%
12/31/2020	2.13	0	0	0.50%	12.1%	12/31/2020	2.19	0	0	0.25%	12.4%	12/31/2020	2.25	0	0	0.00%	12.7%
12/31/2019	1.90	0	0	0.50%	18.2%	12/31/2019	1.95	0	0	0.25%	18.4%	12/31/2019	1.99	203	404	0.00%	18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.5%
2021	1.0%
2020	1.0%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,474,281	$1,526,800	83,739
Receivables: investments sold	-
Payables: investments purchased	(1,311)
Net assets	$1,472,970

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,472,970	709,872	$2.07
Band 100	-	-	2.14
Band 75	-	-	2.22
Band 50	-	-	2.29
Band 25	-	-	2.37
Band 0	-	-	2.45
Total	$1,472,970	709,872

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$31,374
Mortality & expense charges			(39,195)
Net investment income (loss)			(7,821)

Gain (loss) on investments:
Net realized gain (loss)			(759,473)
Realized gain distributions			59,282
Net change in unrealized appreciation (depreciation)			992,803
Net gain (loss)			292,612

Increase (decrease) in net assets from operations			$284,791

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(7,821)	$14,549
Net realized gain (loss)		(759,473)	(403,769)
Realized gain distributions		59,282	364,465
Net change in unrealized appreciation (depreciation)		992,803	(1,145,978)

Increase (decrease) in net assets from operations		284,791	(1,170,733)

Contract owner transactions:
Proceeds from units sold		588,552	370,713
Cost of units redeemed		(3,261,961)	(3,082,911)
Account charges		(3,799)	(4,866)
Increase (decrease)		(2,677,208)	(2,717,064)
Net increase (decrease)		(2,392,417)	(3,887,797)
Net assets, beginning		3,865,387	7,753,184
Net assets, ending		$1,472,970	$3,865,387

Units sold		318,470	189,746
Units redeemed		(1,690,628)	(1,617,971)
Net increase (decrease)		(1,372,158)	(1,428,225)
Units outstanding, beginning		2,082,030	3,510,255
Units outstanding, ending		709,872	2,082,030

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$71,241,476
Cost of units redeemed/account charges			(79,815,905)
Net investment income (loss)			424,335
Net realized gain (loss)			2,798,227
Realized gain distributions			6,877,356
Net change in unrealized appreciation (depreciation)			(52,519)
Net assets			$1,472,970
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.07	710	$1,473	1.25%	11.8%	12/31/2023	$2.14	0	$0	1.00%	12.0%	12/31/2023	$2.22	0	$0	0.75%	12.3%
12/31/2022	1.86	2,082	3,865	1.25%	-15.9%	12/31/2022	1.91	0	0	1.00%	-15.7%	12/31/2022	1.97	0	0	0.75%	-15.5%
12/31/2021	2.21	3,510	7,753	1.25%	8.8%	12/31/2021	2.27	0	0	1.00%	9.1%	12/31/2021	2.34	0	0	0.75%	9.4%
12/31/2020	2.03	5,193	10,539	1.25%	11.6%	12/31/2020	2.08	0	0	1.00%	11.8%	12/31/2020	2.14	0	0	0.75%	12.1%
12/31/2019	1.82	9,493	17,270	1.25%	17.6%	12/31/2019	1.86	0	0	1.00%	17.9%	12/31/2019	1.90	0	0	0.75%	18.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.29	0	$0	0.50%	12.6%	12/31/2023	$2.37	0	$0	0.25%	12.9%	12/31/2023	$2.45	0	$0	0.00%	13.2%
12/31/2022	2.03	0	0	0.50%	-15.3%	12/31/2022	2.10	0	0	0.25%	-15.1%	12/31/2022	2.16	0	0	0.00%	-14.9%
12/31/2021	2.40	0	0	0.50%	9.6%	12/31/2021	2.47	0	0	0.25%	9.9%	12/31/2021	2.54	0	0	0.00%	10.2%
12/31/2020	2.19	0	0	0.50%	12.4%	12/31/2020	2.25	0	0	0.25%	12.7%	12/31/2020	2.30	0	0	0.00%	13.0%
12/31/2019	1.95	0	0	0.50%	18.5%	12/31/2019	1.99	0	0	0.25%	18.7%	12/31/2019	2.04	0	0	0.00%	19.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	1.4%
2021	1.1%
2020	0.9%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund R Class - 06-781

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,381,014	$5,813,162	352,224
Receivables: investments sold	11,543
Payables: investments purchased	-
Net assets	$5,392,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,392,557	2,484,608	$2.17
Band 100	-	-	2.24
Band 75	-	-	2.32
Band 50	-	-	2.40
Band 25	-	-	2.48
Band 0	-	-	2.56
Total	$5,392,557	2,484,608

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$94,355
Mortality & expense charges			(66,947)
Net investment income (loss)			27,408

Gain (loss) on investments:
Net realized gain (loss)			(280,988)
Realized gain distributions			222,484
Net change in unrealized appreciation (depreciation)			674,136
Net gain (loss)			615,632

Increase (decrease) in net assets from operations			$643,040

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$27,408	$(5,320)
Net realized gain (loss)		(280,988)	(10,569)
Realized gain distributions		222,484	570,796
Net change in unrealized appreciation (depreciation)		674,136	(2,445,783)

Increase (decrease) in net assets from operations		643,040	(1,890,876)

Contract owner transactions:
Proceeds from units sold		629,985	897,845
Cost of units redeemed		(1,940,646)	(5,124,432)
Account charges		(4,883)	(7,356)
Increase (decrease)		(1,315,544)	(4,233,943)
Net increase (decrease)		(672,504)	(6,124,819)
Net assets, beginning		6,065,061	12,189,880
Net assets, ending		$5,392,557	$6,065,061

Units sold		342,025	490,809
Units redeemed		(1,002,802)	(2,584,429)
Net increase (decrease)		(660,777)	(2,093,620)
Units outstanding, beginning		3,145,385	5,239,005
Units outstanding, ending		2,484,608	3,145,385

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$51,227,490
Cost of units redeemed/account charges			(54,308,578)
Net investment income (loss)			131,222
Net realized gain (loss)			3,526,954
Realized gain distributions			5,247,617
Net change in unrealized appreciation (depreciation)			(432,148)
Net assets			$5,392,557
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.17	2,485	$5,393	1.25%	12.6%	12/31/2023	$2.24	0	$0	1.00%	12.8%	12/31/2023	$2.32	0	$0	0.75%	13.1%
12/31/2022	1.93	3,145	6,065	1.25%	-17.1%	12/31/2022	1.99	0	0	1.00%	-16.9%	12/31/2022	2.05	0	0	0.75%	-16.7%
12/31/2021	2.33	5,239	12,190	1.25%	9.9%	12/31/2021	2.39	0	0	1.00%	10.2%	12/31/2021	2.46	0	0	0.75%	10.5%
12/31/2020	2.12	5,731	12,132	1.25%	12.7%	12/31/2020	2.17	0	0	1.00%	13.0%	12/31/2020	2.23	0	0	0.75%	13.3%
12/31/2019	1.88	6,471	12,153	1.25%	18.9%	12/31/2019	1.92	0	0	1.00%	19.2%	12/31/2019	1.97	0	0	0.75%	19.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.40	0	$0	0.50%	13.4%	12/31/2023	$2.48	0	$0	0.25%	13.7%	12/31/2023	$2.56	0	$0	0.00%	14.0%
12/31/2022	2.11	0	0	0.50%	-16.5%	12/31/2022	2.18	0	0	0.25%	-16.3%	12/31/2022	2.25	0	0	0.00%	-16.1%
12/31/2021	2.53	0	0	0.50%	10.7%	12/31/2021	2.60	0	0	0.25%	11.0%	12/31/2021	2.68	0	0	0.00%	11.3%
12/31/2020	2.28	0	0	0.50%	13.6%	12/31/2020	2.34	0	0	0.25%	13.8%	12/31/2020	2.40	0	0	0.00%	14.1%
12/31/2019	2.01	0	0	0.50%	19.8%	12/31/2019	2.06	0	0	0.25%	20.1%	12/31/2019	2.11	372	784	0.00%	20.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.1%
2021	0.8%
2020	0.9%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,198,637	$3,186,526	205,387
Receivables: investments sold	3,358
Payables: investments purchased	-
Net assets	$3,201,995

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,201,995	1,426,810	$2.24
Band 100	-	-	2.32
Band 75	-	-	2.40
Band 50	-	-	2.48
Band 25	-	-	2.56
Band 0	-	-	2.65
Total	$3,201,995	1,426,810

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$61,494
Mortality & expense charges			(84,946)
Net investment income (loss)			(23,452)

Gain (loss) on investments:
Net realized gain (loss)			(1,099,691)
Realized gain distributions			129,625
Net change in unrealized appreciation (depreciation)			1,742,115
Net gain (loss)			772,049

Increase (decrease) in net assets from operations			$748,597

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23,452)	$15,975
Net realized gain (loss)		(1,099,691)	(290,936)
Realized gain distributions		129,625	755,621
Net change in unrealized appreciation (depreciation)		1,742,115	(2,846,640)

Increase (decrease) in net assets from operations		748,597	(2,365,980)

Contract owner transactions:
Proceeds from units sold		1,912,457	1,281,944
Cost of units redeemed		(7,671,251)	(5,184,189)
Account charges		(7,598)	(11,623)
Increase (decrease)		(5,766,392)	(3,913,868)
Net increase (decrease)		(5,017,795)	(6,279,848)
Net assets, beginning		8,219,790	14,499,638
Net assets, ending		$3,201,995	$8,219,790

Units sold		945,311	611,037
Units redeemed		(3,654,276)	(2,532,962)
Net increase (decrease)		(2,708,965)	(1,921,925)
Units outstanding, beginning		4,135,775	6,057,700
Units outstanding, ending		1,426,810	4,135,775

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$71,402,336
Cost of units redeemed/account charges			(80,088,952)
Net investment income (loss)			273,878
Net realized gain (loss)			4,585,800
Realized gain distributions			7,016,822
Net change in unrealized appreciation (depreciation)			12,111
Net assets			$3,201,995
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.24	1,427	$3,202	1.25%	12.9%	12/31/2023	$2.32	0	$0	1.00%	13.2%	12/31/2023	$2.40	0	$0	0.75%	13.5%
12/31/2022	1.99	4,136	8,220	1.25%	-17.0%	12/31/2022	2.05	0	0	1.00%	-16.8%	12/31/2022	2.11	0	0	0.75%	-16.6%
12/31/2021	2.39	6,058	14,500	1.25%	10.2%	12/31/2021	2.46	0	0	1.00%	10.5%	12/31/2021	2.53	0	0	0.75%	10.8%
12/31/2020	2.17	8,373	18,182	1.25%	12.9%	12/31/2020	2.23	0	0	1.00%	13.2%	12/31/2020	2.28	0	0	0.75%	13.5%
12/31/2019	1.92	14,965	28,771	1.25%	19.2%	12/31/2019	1.97	0	0	1.00%	19.5%	12/31/2019	2.01	0	0	0.75%	19.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.48	0	$0	0.50%	13.8%	12/31/2023	$2.56	0	$0	0.25%	14.0%	12/31/2023	$2.65	0	$0	0.00%	14.3%
12/31/2022	2.18	0	0	0.50%	-16.3%	12/31/2022	2.24	0	0	0.25%	-16.1%	12/31/2022	2.31	0	0	0.00%	-15.9%
12/31/2021	2.60	0	0	0.50%	11.1%	12/31/2021	2.68	0	0	0.25%	11.3%	12/31/2021	2.75	0	0	0.00%	11.6%
12/31/2020	2.34	0	0	0.50%	13.8%	12/31/2020	2.40	0	0	0.25%	14.1%	12/31/2020	2.47	0	0	0.00%	14.4%
12/31/2019	2.06	0	0	0.50%	20.1%	12/31/2019	2.11	0	0	0.25%	20.4%	12/31/2019	2.16	0	0	0.00%	20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.3%
2021	0.9%
2020	0.8%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund R Class - 06-783

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,195,534	$7,522,403	309,653
Receivables: investments sold	16,291
Payables: investments purchased	-
Net assets	$7,211,825

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,211,825	3,085,269	$2.34
Band 100	-	-	2.42
Band 75	-	-	2.50
Band 50	-	-	2.58
Band 25	-	-	2.67
Band 0	-	-	2.76
Total	$7,211,825	3,085,269

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$103,481
Mortality & expense charges			(86,961)
Net investment income (loss)			16,520

Gain (loss) on investments:
Net realized gain (loss)			(205,201)
Realized gain distributions			292,212
Net change in unrealized appreciation (depreciation)			841,418
Net gain (loss)			928,429

Increase (decrease) in net assets from operations			$944,949

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,520	$(32,590)
Net realized gain (loss)		(205,201)	108,838
Realized gain distributions		292,212	665,432
Net change in unrealized appreciation (depreciation)		841,418	(3,106,429)

Increase (decrease) in net assets from operations		944,949	(2,364,749)

Contract owner transactions:
Proceeds from units sold		1,136,238	1,886,580
Cost of units redeemed		(2,082,700)	(6,063,952)
Account charges		(8,767)	(12,356)
Increase (decrease)		(955,229)	(4,189,728)
Net increase (decrease)		(10,280)	(6,554,477)
Net assets, beginning		7,222,105	13,776,582
Net assets, ending		$7,211,825	$7,222,105

Units sold		524,361	869,121
Units redeemed		(970,147)	(2,831,160)
Net increase (decrease)		(445,786)	(1,962,039)
Units outstanding, beginning		3,531,055	5,493,094
Units outstanding, ending		3,085,269	3,531,055

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$53,886,193
Cost of units redeemed/account charges			(56,345,018)
Net investment income (loss)			(167,517)
Net realized gain (loss)			3,863,186
Realized gain distributions			6,301,850
Net change in unrealized appreciation (depreciation)			(326,869)
Net assets			$7,211,825
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.34	3,085	$7,212	1.25%	14.3%	12/31/2023	$2.42	0	$0	1.00%	14.6%	12/31/2023	$2.50	0	$0	0.75%	14.9%
12/31/2022	2.05	3,531	7,222	1.25%	-18.4%	12/31/2022	2.11	0	0	1.00%	-18.2%	12/31/2022	2.17	0	0	0.75%	-18.0%
12/31/2021	2.51	5,493	13,777	1.25%	11.6%	12/31/2021	2.58	0	0	1.00%	11.9%	12/31/2021	2.65	0	0	0.75%	12.2%
12/31/2020	2.25	5,742	12,903	1.25%	13.9%	12/31/2020	2.31	0	0	1.00%	14.2%	12/31/2020	2.36	0	0	0.75%	14.4%
12/31/2019	1.97	6,787	13,394	1.25%	20.4%	12/31/2019	2.02	0	0	1.00%	20.7%	12/31/2019	2.07	0	0	0.75%	21.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.58	0	$0	0.50%	15.1%	12/31/2023	$2.67	0	$0	0.25%	15.4%	12/31/2023	$2.76	0	$0	0.00%	15.7%
12/31/2022	2.24	0	0	0.50%	-17.8%	12/31/2022	2.31	0	0	0.25%	-17.6%	12/31/2022	2.38	0	0	0.00%	-17.4%
12/31/2021	2.73	0	0	0.50%	12.4%	12/31/2021	2.80	0	0	0.25%	12.7%	12/31/2021	2.88	0	0	0.00%	13.0%
12/31/2020	2.43	0	0	0.50%	14.7%	12/31/2020	2.49	0	0	0.25%	15.0%	12/31/2020	2.55	0	0	0.00%	15.3%
12/31/2019	2.11	0	0	0.50%	21.3%	12/31/2019	2.16	0	0	0.25%	21.6%	12/31/2019	2.21	228	505	0.00%	21.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.9%
2021	0.6%
2020	0.8%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,602,852	$4,492,434	194,942
Receivables: investments sold	1,700
Payables: investments purchased	-
Net assets	$4,604,552

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,604,552	1,905,656	$2.42
Band 100	-	-	2.50
Band 75	-	-	2.58
Band 50	-	-	2.67
Band 25	-	-	2.76
Band 0	-	-	2.85
Total	$4,604,552	1,905,656

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$75,996
Mortality & expense charges			(140,145)
Net investment income (loss)			(64,149)

Gain (loss) on investments:
Net realized gain (loss)			(1,463,873)
Realized gain distributions			184,305
Net change in unrealized appreciation (depreciation)			2,713,231
Net gain (loss)			1,433,663

Increase (decrease) in net assets from operations			$1,369,514

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(64,149)	$(8,459)
Net realized gain (loss)		(1,463,873)	(198,369)
Realized gain distributions		184,305	1,240,677
Net change in unrealized appreciation (depreciation)		2,713,231	(4,759,824)

Increase (decrease) in net assets from operations		1,369,514	(3,725,975)

Contract owner transactions:
Proceeds from units sold		2,236,192	1,977,205
Cost of units redeemed		(12,611,661)	(5,462,887)
Account charges		(11,515)	(12,919)
Increase (decrease)		(10,386,984)	(3,498,601)
Net increase (decrease)		(9,017,470)	(7,224,576)
Net assets, beginning		13,622,022	20,846,598
Net assets, ending		$4,604,552	$13,622,022

Units sold		1,068,869	878,905
Units redeemed		(5,622,956)	(2,500,921)
Net increase (decrease)		(4,554,087)	(1,622,016)
Units outstanding, beginning		6,459,743	8,081,759
Units outstanding, ending		1,905,656	6,459,743

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$73,855,700
Cost of units redeemed/account charges			(82,570,652)
Net investment income (loss)			(119,787)
Net realized gain (loss)			4,543,457
Realized gain distributions			8,785,416
Net change in unrealized appreciation (depreciation)			110,418
Net assets			$4,604,552
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.42	1,906	$4,605	1.25%	14.6%	12/31/2023	$2.50	0	$0	1.00%	14.9%	12/31/2023	$2.58	0	$0	0.75%	15.2%
12/31/2022	2.11	6,460	13,622	1.25%	-18.2%	12/31/2022	2.17	0	0	1.00%	-18.0%	12/31/2022	2.24	0	0	0.75%	-17.8%
12/31/2021	2.58	8,082	20,847	1.25%	11.9%	12/31/2021	2.65	0	0	1.00%	12.1%	12/31/2021	2.73	0	0	0.75%	12.4%
12/31/2020	2.31	8,631	19,902	1.25%	14.2%	12/31/2020	2.37	0	0	1.00%	14.5%	12/31/2020	2.43	0	0	0.75%	14.7%
12/31/2019	2.02	11,978	24,193	1.25%	20.7%	12/31/2019	2.07	0	0	1.00%	21.0%	12/31/2019	2.11	0	0	0.75%	21.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.67	0	$0	0.50%	15.4%	12/31/2023	$2.76	0	$0	0.25%	15.7%	12/31/2023	$2.85	0	$0	0.00%	16.0%
12/31/2022	2.31	0	0	0.50%	-17.6%	12/31/2022	2.38	0	0	0.25%	-17.4%	12/31/2022	2.46	0	0	0.00%	-17.2%
12/31/2021	2.80	0	0	0.50%	12.7%	12/31/2021	2.88	0	0	0.25%	13.0%	12/31/2021	2.97	0	0	0.00%	13.3%
12/31/2020	2.49	0	0	0.50%	15.0%	12/31/2020	2.55	0	0	0.25%	15.3%	12/31/2020	2.62	0	0	0.00%	15.6%
12/31/2019	2.16	0	0	0.50%	21.6%	12/31/2019	2.21	0	0	0.25%	21.9%	12/31/2019	2.27	0	0	0.00%	22.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	1.2%
2021	0.8%
2020	0.8%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund R Class - 06-786

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,034,632	$6,846,082	375,070
Receivables: investments sold	12,945
Payables: investments purchased	-
Net assets	$7,047,577

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,047,577	2,840,642	$2.48
Band 100	-	-	2.56
Band 75	-	-	2.65
Band 50	-	-	2.74
Band 25	-	-	2.83
Band 0	-	-	2.92
Total	$7,047,577	2,840,642

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$84,394
Mortality & expense charges			(82,141)
Net investment income (loss)			2,253

Gain (loss) on investments:
Net realized gain (loss)			(72,290)
Realized gain distributions			207,463
Net change in unrealized appreciation (depreciation)			868,445
Net gain (loss)			1,003,618

Increase (decrease) in net assets from operations			$1,005,871

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,253	$(47,665)
Net realized gain (loss)		(72,290)	177,277
Realized gain distributions		207,463	530,000
Net change in unrealized appreciation (depreciation)		868,445	(2,910,873)

Increase (decrease) in net assets from operations		1,005,871	(2,251,261)

Contract owner transactions:
Proceeds from units sold		891,847	1,148,298
Cost of units redeemed		(1,675,509)	(3,964,208)
Account charges		(5,641)	(8,016)
Increase (decrease)		(789,303)	(2,823,926)
Net increase (decrease)		216,568	(5,075,187)
Net assets, beginning		6,831,009	11,906,196
Net assets, ending		$7,047,577	$6,831,009

Units sold		391,289	505,702
Units redeemed		(747,893)	(1,796,576)
Net increase (decrease)		(356,604)	(1,290,874)
Units outstanding, beginning		3,197,246	4,488,120
Units outstanding, ending		2,840,642	3,197,246

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$43,224,994
Cost of units redeemed/account charges			(45,393,700)
Net investment income (loss)			(235,920)
Net realized gain (loss)			4,178,768
Realized gain distributions			5,084,885
Net change in unrealized appreciation (depreciation)			188,550
Net assets			$7,047,577
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.48	2,841	$7,048	1.25%	16.1%	12/31/2023	$2.56	0	$0	1.00%	16.4%	12/31/2023	$2.65	0	$0	0.75%	16.7%
12/31/2022	2.14	3,197	6,831	1.25%	-19.5%	12/31/2022	2.20	0	0	1.00%	-19.3%	12/31/2022	2.27	0	0	0.75%	-19.1%
12/31/2021	2.65	4,488	11,906	1.25%	13.0%	12/31/2021	2.73	0	0	1.00%	13.3%	12/31/2021	2.81	0	0	0.75%	13.6%
12/31/2020	2.35	4,864	11,415	1.25%	15.0%	12/31/2020	2.41	0	0	1.00%	15.3%	12/31/2020	2.47	0	0	0.75%	15.6%
12/31/2019	2.04	5,756	11,744	1.25%	21.6%	12/31/2019	2.09	0	0	1.00%	21.9%	12/31/2019	2.14	0	0	0.75%	22.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.74	0	$0	0.50%	17.0%	12/31/2023	$2.83	0	$0	0.25%	17.3%	12/31/2023	$2.92	0	$0	0.00%	17.6%
12/31/2022	2.34	0	0	0.50%	-18.9%	12/31/2022	2.41	0	0	0.25%	-18.7%	12/31/2022	2.49	0	0	0.00%	-18.5%
12/31/2021	2.88	0	0	0.50%	13.9%	12/31/2021	2.97	0	0	0.25%	14.2%	12/31/2021	3.05	0	0	0.00%	14.5%
12/31/2020	2.53	0	0	0.50%	15.9%	12/31/2020	2.60	0	0	0.25%	16.2%	12/31/2020	2.67	0	0	0.00%	16.5%
12/31/2019	2.19	0	0	0.50%	22.5%	12/31/2019	2.24	0	0	0.25%	22.8%	12/31/2019	2.29	449	1,027	0.00%	23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	0.7%
2021	0.4%
2020	0.6%
2019	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,081,766	$5,863,388	318,307
Receivables: investments sold	4,277
Payables: investments purchased	-
Net assets	$6,086,043

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,086,043	2,373,923	$2.56
Band 100	-	-	2.65
Band 75	-	-	2.74
Band 50	-	-	2.83
Band 25	-	-	2.92
Band 0	-	-	3.02
Total	$6,086,043	2,373,923

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$84,250
Mortality & expense charges			(141,817)
Net investment income (loss)			(57,567)

Gain (loss) on investments:
Net realized gain (loss)			(360,852)
Realized gain distributions			175,933
Net change in unrealized appreciation (depreciation)			1,761,587
Net gain (loss)			1,576,668

Increase (decrease) in net assets from operations			$1,519,101

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(57,567)	$(58,255)
Net realized gain (loss)		(360,852)	83,569
Realized gain distributions		175,933	903,392
Net change in unrealized appreciation (depreciation)		1,761,587	(4,622,471)

Increase (decrease) in net assets from operations		1,519,101	(3,693,765)

Contract owner transactions:
Proceeds from units sold		2,943,597	1,977,489
Cost of units redeemed		(10,478,670)	(5,793,447)
Account charges		(14,852)	(15,332)
Increase (decrease)		(7,549,925)	(3,831,290)
Net increase (decrease)		(6,030,824)	(7,525,055)
Net assets, beginning		12,116,867	19,641,922
Net assets, ending		$6,086,043	$12,116,867

Units sold		1,266,673	892,416
Units redeemed		(4,392,794)	(2,590,514)
Net increase (decrease)		(3,126,121)	(1,698,098)
Units outstanding, beginning		5,500,044	7,198,142
Units outstanding, ending		2,373,923	5,500,044

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$60,622,292
Cost of units redeemed/account charges			(66,253,121)
Net investment income (loss)			(327,150)
Net realized gain (loss)			4,672,537
Realized gain distributions			7,153,107
Net change in unrealized appreciation (depreciation)			218,378
Net assets			$6,086,043
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.56	2,374	$6,086	1.25%	16.4%	12/31/2023	$2.65	0	$0	1.00%	16.7%	12/31/2023	$2.74	0	$0	0.75%	17.0%
12/31/2022	2.20	5,500	12,117	1.25%	-19.3%	12/31/2022	2.27	0	0	1.00%	-19.1%	12/31/2022	2.34	0	0	0.75%	-18.9%
12/31/2021	2.73	7,198	19,642	1.25%	13.4%	12/31/2021	2.81	0	0	1.00%	13.7%	12/31/2021	2.89	0	0	0.75%	13.9%
12/31/2020	2.41	6,687	16,095	1.25%	15.3%	12/31/2020	2.47	0	0	1.00%	15.6%	12/31/2020	2.53	0	0	0.75%	15.9%
12/31/2019	2.09	10,013	20,902	1.25%	21.9%	12/31/2019	2.14	0	0	1.00%	22.2%	12/31/2019	2.19	0	0	0.75%	22.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.83	0	$0	0.50%	17.2%	12/31/2023	$2.92	0	$0	0.25%	17.5%	12/31/2023	$3.02	0	$0	0.00%	17.8%
12/31/2022	2.41	0	0	0.50%	-18.7%	12/31/2022	2.49	0	0	0.25%	-18.5%	12/31/2022	2.57	0	0	0.00%	-18.3%
12/31/2021	2.97	0	0	0.50%	14.2%	12/31/2021	3.05	0	0	0.25%	14.5%	12/31/2021	3.14	0	0	0.00%	14.8%
12/31/2020	2.60	0	0	0.50%	16.2%	12/31/2020	2.66	0	0	0.25%	16.5%	12/31/2020	2.73	0	0	0.00%	16.8%
12/31/2019	2.24	0	0	0.50%	22.8%	12/31/2019	2.29	0	0	0.25%	23.1%	12/31/2019	2.34	0	0	0.00%	23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.9%
2021	0.6%
2020	0.7%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,010,133	$3,964,751	147,113
Receivables: investments sold	3,110
Payables: investments purchased	-
Net assets	$4,013,243

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,013,243	1,496,408	$2.68
Band 100	-	-	2.77
Band 75	-	-	2.86
Band 50	-	-	2.96
Band 25	-	-	3.06
Band 0	-	-	3.16
Total	$4,013,243	1,496,408

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$49,487
Mortality & expense charges			(77,353)
Net investment income (loss)			(27,866)

Gain (loss) on investments:
Net realized gain (loss)			(232,004)
Realized gain distributions			157,271
Net change in unrealized appreciation (depreciation)			1,052,645
Net gain (loss)			977,912

Increase (decrease) in net assets from operations			$950,046

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(27,866)	$(45,082)
Net realized gain (loss)		(232,004)	(50,828)
Realized gain distributions		157,271	445,994
Net change in unrealized appreciation (depreciation)		1,052,645	(2,740,947)

Increase (decrease) in net assets from operations		950,046	(2,390,863)

Contract owner transactions:
Proceeds from units sold		1,451,633	1,083,970
Cost of units redeemed		(4,882,422)	(4,601,117)
Account charges		(6,860)	(9,516)
Increase (decrease)		(3,437,649)	(3,526,663)
Net increase (decrease)		(2,487,603)	(5,917,526)
Net assets, beginning		6,500,846	12,418,372
Net assets, ending		$4,013,243	$6,500,846

Units sold		618,515	463,032
Units redeemed		(1,977,321)	(1,966,908)
Net increase (decrease)		(1,358,806)	(1,503,876)
Units outstanding, beginning		2,855,214	4,359,090
Units outstanding, ending		1,496,408	2,855,214

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$56,616,355
Cost of units redeemed/account charges			(64,135,824)
Net investment income (loss)			(466,580)
Net realized gain (loss)			5,487,620
Realized gain distributions			6,466,290
Net change in unrealized appreciation (depreciation)			45,382
Net assets			$4,013,243
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.68	1,496	$4,013	1.25%	17.8%	12/31/2023	$2.77	0	$0	1.00%	18.1%	12/31/2023	$2.86	0	$0	0.75%	18.4%
12/31/2022	2.28	2,855	6,501	1.25%	-20.1%	12/31/2022	2.35	0	0	1.00%	-19.9%	12/31/2022	2.42	0	0	0.75%	-19.7%
12/31/2021	2.85	4,359	12,418	1.25%	14.6%	12/31/2021	2.93	0	0	1.00%	14.9%	12/31/2021	3.01	0	0	0.75%	15.2%
12/31/2020	2.49	5,038	12,522	1.25%	16.3%	12/31/2020	2.55	0	0	1.00%	16.6%	12/31/2020	2.62	0	0	0.75%	16.9%
12/31/2019	2.14	8,436	18,024	1.25%	22.8%	12/31/2019	2.19	0	0	1.00%	23.1%	12/31/2019	2.24	0	0	0.75%	23.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.96	0	$0	0.50%	18.7%	12/31/2023	$3.06	0	$0	0.25%	19.0%	12/31/2023	$3.16	0	$0	0.00%	19.3%
12/31/2022	2.49	0	0	0.50%	-19.5%	12/31/2022	2.57	0	0	0.25%	-19.3%	12/31/2022	2.65	0	0	0.00%	-19.1%
12/31/2021	3.10	0	0	0.50%	15.5%	12/31/2021	3.19	0	0	0.25%	15.8%	12/31/2021	3.28	0	0	0.00%	16.1%
12/31/2020	2.68	0	0	0.50%	17.2%	12/31/2020	2.75	0	0	0.25%	17.5%	12/31/2020	2.82	0	0	0.00%	17.8%
12/31/2019	2.29	0	0	0.50%	23.7%	12/31/2019	2.34	0	0	0.25%	24.1%	12/31/2019	2.40	0	0	0.00%	24.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.8%
2021	0.4%
2020	0.5%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund R Class - 06-789

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,999,729	$5,874,538	222,871
Receivables: investments sold	8,882
Payables: investments purchased	-
Net assets	$6,008,611

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,008,611	2,316,253	$2.59
Band 100	-	-	2.68
Band 75	-	-	2.77
Band 50	-	-	2.86
Band 25	-	-	2.96
Band 0	-	-	3.06
Total	$6,008,611	2,316,253

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$61,292
Mortality & expense charges			(70,450)
Net investment income (loss)			(9,158)

Gain (loss) on investments:
Net realized gain (loss)			(41,656)
Realized gain distributions			238,201
Net change in unrealized appreciation (depreciation)			736,737
Net gain (loss)			933,282

Increase (decrease) in net assets from operations			$924,124

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(9,158)	$(34,644)
Net realized gain (loss)		(41,656)	155,786
Realized gain distributions		238,201	390,395
Net change in unrealized appreciation (depreciation)		736,737	(2,362,941)

Increase (decrease) in net assets from operations		924,124	(1,851,404)

Contract owner transactions:
Proceeds from units sold		830,327	996,410
Cost of units redeemed		(1,393,050)	(3,206,296)
Account charges		(6,173)	(7,875)
Increase (decrease)		(568,896)	(2,217,761)
Net increase (decrease)		355,228	(4,069,165)
Net assets, beginning		5,653,383	9,722,548
Net assets, ending		$6,008,611	$5,653,383

Units sold		357,594	428,317
Units redeemed		(601,566)	(1,378,561)
Net increase (decrease)		(243,972)	(950,244)
Units outstanding, beginning		2,560,225	3,510,469
Units outstanding, ending		2,316,253	2,560,225

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$41,923,994
Cost of units redeemed/account charges			(44,665,171)
Net investment income (loss)			(266,212)
Net realized gain (loss)			3,948,938
Realized gain distributions			4,941,871
Net change in unrealized appreciation (depreciation)			125,191
Net assets			$6,008,611
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.59	2,316	$6,009	1.25%	17.5%	12/31/2023	$2.68	0	$0	1.00%	17.8%	12/31/2023	$2.77	0	$0	0.75%	18.1%
12/31/2022	2.21	2,560	5,653	1.25%	-20.3%	12/31/2022	2.28	0	0	1.00%	-20.1%	12/31/2022	2.35	0	0	0.75%	-19.9%
12/31/2021	2.77	3,510	9,723	1.25%	14.3%	12/31/2021	2.85	0	0	1.00%	14.6%	12/31/2021	2.93	0	0	0.75%	14.9%
12/31/2020	2.42	3,922	9,502	1.25%	16.1%	12/31/2020	2.49	0	0	1.00%	16.4%	12/31/2020	2.55	0	0	0.75%	16.7%
12/31/2019	2.09	4,304	8,982	1.25%	22.5%	12/31/2019	2.14	0	0	1.00%	22.8%	12/31/2019	2.19	0	0	0.75%	23.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.86	0	$0	0.50%	18.4%	12/31/2023	$2.96	0	$0	0.25%	18.7%	12/31/2023	$3.06	0	$0	0.00%	19.0%
12/31/2022	2.42	0	0	0.50%	-19.7%	12/31/2022	2.49	0	0	0.25%	-19.5%	12/31/2022	2.57	0	0	0.00%	-19.3%
12/31/2021	3.01	0	0	0.50%	15.2%	12/31/2021	3.10	0	0	0.25%	15.5%	12/31/2021	3.18	0	0	0.00%	15.8%
12/31/2020	2.61	0	0	0.50%	17.0%	12/31/2020	2.68	0	0	0.25%	17.2%	12/31/2020	2.75	0	0	0.00%	17.5%
12/31/2019	2.24	0	0	0.50%	23.4%	12/31/2019	2.29	0	0	0.25%	23.7%	12/31/2019	2.34	229	536	0.00%	24.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	0.7%
2021	0.3%
2020	0.5%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund R Class - 06-792

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,362,207	$5,070,962	277,124
Receivables: investments sold	8,467
Payables: investments purchased	-
Net assets	$5,370,674

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,370,674	2,021,724	$2.66
Band 100	-	-	2.75
Band 75	-	-	2.84
Band 50	-	-	2.93
Band 25	-	-	3.03
Band 0	-	-	3.13
Total	$5,370,674	2,021,724

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$49,375
Mortality & expense charges			(61,353)
Net investment income (loss)			(11,978)

Gain (loss) on investments:
Net realized gain (loss)			311
Realized gain distributions			160,774
Net change in unrealized appreciation (depreciation)			688,850
Net gain (loss)			849,935

Increase (decrease) in net assets from operations			$837,957

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(11,978)	$(40,097)
Net realized gain (loss)		311	99,001
Realized gain distributions		160,774	285,950
Net change in unrealized appreciation (depreciation)		688,850	(1,900,712)

Increase (decrease) in net assets from operations		837,957	(1,555,858)

Contract owner transactions:
Proceeds from units sold		810,406	1,063,328
Cost of units redeemed		(863,310)	(2,636,308)
Account charges		(5,262)	(7,970)
Increase (decrease)		(58,166)	(1,580,950)
Net increase (decrease)		779,791	(3,136,808)
Net assets, beginning		4,590,883	7,727,691
Net assets, ending		$5,370,674	$4,590,883

Units sold		337,176	450,238
Units redeemed		(361,709)	(1,141,392)
Net increase (decrease)		(24,533)	(691,154)
Units outstanding, beginning		2,046,257	2,737,411
Units outstanding, ending		2,021,724	2,046,257

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,228,328
Cost of units redeemed/account charges			(30,381,504)
Net investment income (loss)			(315,564)
Net realized gain (loss)			2,397,723
Realized gain distributions			3,150,446
Net change in unrealized appreciation (depreciation)			291,245
Net assets			$5,370,674
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.66	2,022	$5,371	1.25%	18.4%	12/31/2023	$2.75	0	$0	1.00%	18.7%	12/31/2023	$2.84	0	$0	0.75%	19.0%
12/31/2022	2.24	2,046	4,591	1.25%	-20.5%	12/31/2022	2.31	0	0	1.00%	-20.3%	12/31/2022	2.38	0	0	0.75%	-20.1%
12/31/2021	2.82	2,737	7,728	1.25%	15.2%	12/31/2021	2.90	0	0	1.00%	15.4%	12/31/2021	2.99	0	0	0.75%	15.7%
12/31/2020	2.45	2,939	7,206	1.25%	16.6%	12/31/2020	2.51	0	0	1.00%	16.9%	12/31/2020	2.58	0	0	0.75%	17.2%
12/31/2019	2.10	3,542	7,446	1.25%	23.2%	12/31/2019	2.15	0	0	1.00%	23.5%	12/31/2019	2.20	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.93	0	$0	0.50%	19.3%	12/31/2023	$3.03	0	$0	0.25%	19.6%	12/31/2023	$3.13	0	$0	0.00%	19.9%
12/31/2022	2.46	0	0	0.50%	-19.9%	12/31/2022	2.53	0	0	0.25%	-19.7%	12/31/2022	2.61	0	0	0.00%	-19.5%
12/31/2021	3.07	0	0	0.50%	16.0%	12/31/2021	3.16	0	0	0.25%	16.3%	12/31/2021	3.25	0	0	0.00%	16.6%
12/31/2020	2.65	0	0	0.50%	17.5%	12/31/2020	2.71	0	0	0.25%	17.8%	12/31/2020	2.78	0	0	0.00%	18.1%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	102	241	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.5%
2021	0.2%
2020	0.4%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,568,113	$4,429,143	231,844
Receivables: investments sold	3,856
Payables: investments purchased	-
Net assets	$4,571,969

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,571,969	1,666,323	$2.74
Band 100	-	-	2.84
Band 75	-	-	2.93
Band 50	-	-	3.03
Band 25	-	-	3.13
Band 0	-	-	3.23
Total	$4,571,969	1,666,323

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$50,646
Mortality & expense charges			(82,233)
Net investment income (loss)			(31,587)

Gain (loss) on investments:
Net realized gain (loss)			(135,268)
Realized gain distributions			133,980
Net change in unrealized appreciation (depreciation)			1,140,327
Net gain (loss)			1,139,039

Increase (decrease) in net assets from operations			$1,107,452

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(31,587)	$(47,817)
Net realized gain (loss)		(135,268)	(88,119)
Realized gain distributions		133,980	424,721
Net change in unrealized appreciation (depreciation)		1,140,327	(2,591,542)

Increase (decrease) in net assets from operations		1,107,452	(2,302,757)

Contract owner transactions:
Proceeds from units sold		1,524,860	1,696,881
Cost of units redeemed		(4,972,201)	(3,878,308)
Account charges		(10,374)	(12,560)
Increase (decrease)		(3,457,715)	(2,193,987)
Net increase (decrease)		(2,350,263)	(4,496,744)
Net assets, beginning		6,922,232	11,418,976
Net assets, ending		$4,571,969	$6,922,232

Units sold		658,159	704,628
Units redeemed		(1,986,004)	(1,645,564)
Net increase (decrease)		(1,327,845)	(940,936)
Units outstanding, beginning		2,994,168	3,935,104
Units outstanding, ending		1,666,323	2,994,168

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$46,627,271
Cost of units redeemed/account charges			(50,775,599)
Net investment income (loss)			(395,985)
Net realized gain (loss)			4,288,198
Realized gain distributions			4,689,114
Net change in unrealized appreciation (depreciation)			138,970
Net assets			$4,571,969
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.74	1,666	$4,572	1.25%	18.7%	12/31/2023	$2.84	0	$0	1.00%	19.0%	12/31/2023	$2.93	0	$0	0.75%	19.3%
12/31/2022	2.31	2,994	6,922	1.25%	-20.3%	12/31/2022	2.38	0	0	1.00%	-20.1%	12/31/2022	2.46	0	0	0.75%	-19.9%
12/31/2021	2.90	3,935	11,419	1.25%	15.5%	12/31/2021	2.98	0	0	1.00%	15.8%	12/31/2021	3.07	0	0	0.75%	16.1%
12/31/2020	2.51	4,479	11,254	1.25%	16.9%	12/31/2020	2.58	0	0	1.00%	17.2%	12/31/2020	2.64	0	0	0.75%	17.5%
12/31/2019	2.15	7,375	15,857	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.8%	12/31/2019	2.25	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.03	0	$0	0.50%	19.6%	12/31/2023	$3.13	0	$0	0.25%	19.9%	12/31/2023	$3.23	0	$0	0.00%	20.2%
12/31/2022	2.53	0	0	0.50%	-19.7%	12/31/2022	2.61	0	0	0.25%	-19.5%	12/31/2022	2.69	0	0	0.00%	-19.3%
12/31/2021	3.16	0	0	0.50%	16.4%	12/31/2021	3.24	0	0	0.25%	16.6%	12/31/2021	3.34	0	0	0.00%	16.9%
12/31/2020	2.71	0	0	0.50%	17.7%	12/31/2020	2.78	0	0	0.25%	18.0%	12/31/2020	2.85	0	0	0.00%	18.3%
12/31/2019	2.30	0	0	0.50%	24.4%	12/31/2019	2.36	0	0	0.25%	24.7%	12/31/2019	2.41	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.7%
2021	0.4%
2020	0.5%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund R Class - 06-794

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,851,168	$3,688,119	234,909
Receivables: investments sold	8,399
Payables: investments purchased	-
Net assets	$3,859,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,859,567	1,449,659	$2.66
Band 100	-	-	2.75
Band 75	-	-	2.84
Band 50	-	-	2.94
Band 25	-	-	3.04
Band 0	-	-	3.14
Total	$3,859,567	1,449,659

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33,764
Mortality & expense charges			(44,725)
Net investment income (loss)			(10,961)

Gain (loss) on investments:
Net realized gain (loss)			(16,089)
Realized gain distributions			118,600
Net change in unrealized appreciation (depreciation)			521,142
Net gain (loss)			623,653

Increase (decrease) in net assets from operations			$612,692

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(10,961)	$(36,570)
Net realized gain (loss)		(16,089)	140,472
Realized gain distributions		118,600	213,659
Net change in unrealized appreciation (depreciation)		521,142	(1,603,672)

Increase (decrease) in net assets from operations		612,692	(1,286,111)

Contract owner transactions:
Proceeds from units sold		636,012	791,429
Cost of units redeemed		(785,096)	(2,830,675)
Account charges		(7,427)	(8,612)
Increase (decrease)		(156,511)	(2,047,858)
Net increase (decrease)		456,181	(3,333,969)
Net assets, beginning		3,403,386	6,737,355
Net assets, ending		$3,859,567	$3,403,386

Units sold		263,152	343,253
Units redeemed		(329,893)	(1,211,663)
Net increase (decrease)		(66,741)	(868,410)
Units outstanding, beginning		1,516,400	2,384,810
Units outstanding, ending		1,449,659	1,516,400

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$26,597,801
Cost of units redeemed/account charges			(27,276,433)
Net investment income (loss)			(266,470)
Net realized gain (loss)			2,169,176
Realized gain distributions			2,472,444
Net change in unrealized appreciation (depreciation)			163,049
Net assets			$3,859,567
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.66	1,450	$3,860	1.25%	18.6%	12/31/2023	$2.75	0	$0	1.00%	18.9%	12/31/2023	$2.84	0	$0	0.75%	19.2%
12/31/2022	2.24	1,516	3,403	1.25%	-20.6%	12/31/2022	2.31	0	0	1.00%	-20.4%	12/31/2022	2.39	0	0	0.75%	-20.2%
12/31/2021	2.83	2,385	6,737	1.25%	15.4%	12/31/2021	2.91	0	0	1.00%	15.7%	12/31/2021	2.99	0	0	0.75%	15.9%
12/31/2020	2.45	2,448	5,995	1.25%	16.6%	12/31/2020	2.51	0	0	1.00%	16.9%	12/31/2020	2.58	0	0	0.75%	17.2%
12/31/2019	2.10	2,786	5,852	1.25%	23.1%	12/31/2019	2.15	0	0	1.00%	23.4%	12/31/2019	2.20	0	0	0.75%	23.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.94	0	$0	0.50%	19.5%	12/31/2023	$3.04	0	$0	0.25%	19.8%	12/31/2023	$3.14	0	$0	0.00%	20.1%
12/31/2022	2.46	0	0	0.50%	-20.0%	12/31/2022	2.53	0	0	0.25%	-19.8%	12/31/2022	2.61	0	0	0.00%	-19.6%
12/31/2021	3.07	0	0	0.50%	16.2%	12/31/2021	3.16	0	0	0.25%	16.5%	12/31/2021	3.25	0	0	0.00%	16.8%
12/31/2020	2.64	0	0	0.50%	17.4%	12/31/2020	2.71	0	0	0.25%	17.7%	12/31/2020	2.78	0	0	0.00%	18.0%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	88	208	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.4%
2021	0.2%
2020	0.5%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,177,566	$4,021,860	251,023
Receivables: investments sold	4,480
Payables: investments purchased	-
Net assets	$4,182,046

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,182,046	1,519,891	$2.75
Band 100	-	-	2.84
Band 75	-	-	2.94
Band 50	-	-	3.04
Band 25	-	-	3.14
Band 0	-	-	3.24
Total	$4,182,046	1,519,891

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$45,603
Mortality & expense charges			(74,419)
Net investment income (loss)			(28,816)

Gain (loss) on investments:
Net realized gain (loss)			(76,510)
Realized gain distributions			126,871
Net change in unrealized appreciation (depreciation)			971,014
Net gain (loss)			1,021,375

Increase (decrease) in net assets from operations			$992,559

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(28,816)	$(43,895)
Net realized gain (loss)		(76,510)	(17,386)
Realized gain distributions		126,871	387,107
Net change in unrealized appreciation (depreciation)		971,014	(2,266,797)

Increase (decrease) in net assets from operations		992,559	(1,940,971)

Contract owner transactions:
Proceeds from units sold		1,430,995	1,272,061
Cost of units redeemed		(4,481,253)	(2,728,505)
Account charges		(10,408)	(11,071)
Increase (decrease)		(3,060,666)	(1,467,515)
Net increase (decrease)		(2,068,107)	(3,408,486)
Net assets, beginning		6,250,153	9,658,639
Net assets, ending		$4,182,046	$6,250,153

Units sold		638,380	519,946
Units redeemed		(1,821,469)	(1,142,575)
Net increase (decrease)		(1,183,089)	(622,629)
Units outstanding, beginning		2,702,980	3,325,609
Units outstanding, ending		1,519,891	2,702,980

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$36,415,746
Cost of units redeemed/account charges			(39,178,307)
Net investment income (loss)			(329,973)
Net realized gain (loss)			3,559,902
Realized gain distributions			3,558,972
Net change in unrealized appreciation (depreciation)			155,706
Net assets			$4,182,046
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.75	1,520	$4,182	1.25%	19.0%	12/31/2023	$2.84	0	$0	1.00%	19.3%	12/31/2023	$2.94	0	$0	0.75%	19.6%
12/31/2022	2.31	2,703	6,250	1.25%	-20.4%	12/31/2022	2.38	0	0	1.00%	-20.2%	12/31/2022	2.46	0	0	0.75%	-20.0%
12/31/2021	2.90	3,326	9,659	1.25%	15.6%	12/31/2021	2.99	0	0	1.00%	15.9%	12/31/2021	3.07	0	0	0.75%	16.2%
12/31/2020	2.51	3,735	9,384	1.25%	16.9%	12/31/2020	2.58	0	0	1.00%	17.2%	12/31/2020	2.64	0	0	0.75%	17.4%
12/31/2019	2.15	5,925	12,738	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.9%	12/31/2019	2.25	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.04	0	$0	0.50%	19.9%	12/31/2023	$3.14	0	$0	0.25%	20.2%	12/31/2023	$3.24	0	$0	0.00%	20.5%
12/31/2022	2.53	0	0	0.50%	-19.8%	12/31/2022	2.61	0	0	0.25%	-19.6%	12/31/2022	2.69	0	0	0.00%	-19.4%
12/31/2021	3.16	0	0	0.50%	16.5%	12/31/2021	3.25	0	0	0.25%	16.8%	12/31/2021	3.34	0	0	0.00%	17.1%
12/31/2020	2.71	0	0	0.50%	17.7%	12/31/2020	2.78	0	0	0.25%	18.0%	12/31/2020	2.85	0	0	0.00%	18.3%
12/31/2019	2.30	0	0	0.50%	24.5%	12/31/2019	2.36	0	0	0.25%	24.8%	12/31/2019	2.41	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.7%
2021	0.4%
2020	0.5%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund R Class - 06-797

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,489,623	$2,340,632	143,737
Receivables: investments sold	2,777
Payables: investments purchased	-
Net assets	$2,492,400

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,492,400	938,008	$2.66
Band 100	-	-	2.75
Band 75	-	-	2.84
Band 50	-	-	2.93
Band 25	-	-	3.03
Band 0	-	-	3.13
Total	$2,492,400	938,008

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$21,365
Mortality & expense charges			(26,821)
Net investment income (loss)			(5,456)

Gain (loss) on investments:
Net realized gain (loss)			(4,422)
Realized gain distributions			62,159
Net change in unrealized appreciation (depreciation)			322,166
Net gain (loss)			379,903

Increase (decrease) in net assets from operations			$374,447

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,456)	$(16,752)
Net realized gain (loss)		(4,422)	62,046
Realized gain distributions		62,159	107,573
Net change in unrealized appreciation (depreciation)		322,166	(759,368)

Increase (decrease) in net assets from operations		374,447	(606,501)

Contract owner transactions:
Proceeds from units sold		539,639	663,519
Cost of units redeemed		(366,513)	(1,180,207)
Account charges		(3,770)	(4,872)
Increase (decrease)		169,356	(521,560)
Net increase (decrease)		543,803	(1,128,061)
Net assets, beginning		1,948,597	3,076,658
Net assets, ending		$2,492,400	$1,948,597

Units sold		223,228	279,206
Units redeemed		(155,340)	(499,408)
Net increase (decrease)		67,888	(220,202)
Units outstanding, beginning		870,120	1,090,322
Units outstanding, ending		938,008	870,120

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,414,281
Cost of units redeemed/account charges			(13,922,200)
Net investment income (loss)			(114,168)
Net realized gain (loss)			932,681
Realized gain distributions			1,032,815
Net change in unrealized appreciation (depreciation)			148,991
Net assets			$2,492,400
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.66	938	$2,492	1.25%	18.7%	12/31/2023	$2.75	0	$0	1.00%	18.9%	12/31/2023	$2.84	0	$0	0.75%	19.2%
12/31/2022	2.24	870	1,949	1.25%	-20.6%	12/31/2022	2.31	0	0	1.00%	-20.4%	12/31/2022	2.38	0	0	0.75%	-20.2%
12/31/2021	2.82	1,090	3,077	1.25%	15.3%	12/31/2021	2.90	0	0	1.00%	15.6%	12/31/2021	2.98	0	0	0.75%	15.9%
12/31/2020	2.45	1,225	2,998	1.25%	16.5%	12/31/2020	2.51	0	0	1.00%	16.8%	12/31/2020	2.58	0	0	0.75%	17.1%
12/31/2019	2.10	1,593	3,347	1.25%	23.1%	12/31/2019	2.15	0	0	1.00%	23.5%	12/31/2019	2.20	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.93	0	$0	0.50%	19.5%	12/31/2023	$3.03	0	$0	0.25%	19.8%	12/31/2023	$3.13	0	$0	0.00%	20.1%
12/31/2022	2.45	0	0	0.50%	-20.0%	12/31/2022	2.53	0	0	0.25%	-19.8%	12/31/2022	2.61	0	0	0.00%	-19.6%
12/31/2021	3.07	0	0	0.50%	16.2%	12/31/2021	3.16	0	0	0.25%	16.5%	12/31/2021	3.24	0	0	0.00%	16.7%
12/31/2020	2.64	0	0	0.50%	17.4%	12/31/2020	2.71	0	0	0.25%	17.7%	12/31/2020	2.78	0	0	0.00%	18.0%
12/31/2019	2.25	0	0	0.50%	24.1%	12/31/2019	2.30	0	0	0.25%	24.4%	12/31/2019	2.36	58	138	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.5%
2021	0.2%
2020	0.4%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,292,087	$2,179,343	130,907
Receivables: investments sold	1,420
Payables: investments purchased	-
Net assets	$2,293,507

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,293,507	835,154	$2.75
Band 100	-	-	2.84
Band 75	-	-	2.93
Band 50	-	-	3.03
Band 25	-	-	3.13
Band 0	-	-	3.24
Total	$2,293,507	835,154

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24,244
Mortality & expense charges			(36,417)
Net investment income (loss)			(12,173)

Gain (loss) on investments:
Net realized gain (loss)			(22,504)
Realized gain distributions			56,340
Net change in unrealized appreciation (depreciation)			476,338
Net gain (loss)			510,174

Increase (decrease) in net assets from operations			$498,001

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,173)	$(22,841)
Net realized gain (loss)		(22,504)	19,965
Realized gain distributions		56,340	163,986
Net change in unrealized appreciation (depreciation)		476,338	(1,158,854)

Increase (decrease) in net assets from operations		498,001	(997,744)

Contract owner transactions:
Proceeds from units sold		958,783	1,043,563
Cost of units redeemed		(2,159,130)	(2,055,470)
Account charges		(8,143)	(10,281)
Increase (decrease)		(1,208,490)	(1,022,188)
Net increase (decrease)		(710,489)	(2,019,932)
Net assets, beginning		3,003,996	5,023,928
Net assets, ending		$2,293,507	$3,003,996

Units sold		395,017	434,361
Units redeemed		(861,398)	(864,408)
Net increase (decrease)		(466,381)	(430,047)
Units outstanding, beginning		1,301,535	1,731,582
Units outstanding, ending		835,154	1,301,535

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$21,368,947
Cost of units redeemed/account charges			(22,413,901)
Net investment income (loss)			(158,697)
Net realized gain (loss)			1,886,156
Realized gain distributions			1,498,258
Net change in unrealized appreciation (depreciation)			112,744
Net assets			$2,293,507
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.75	835	$2,294	1.25%	19.0%	12/31/2023	$2.84	0	$0	1.00%	19.3%	12/31/2023	$2.93	0	$0	0.75%	19.6%
12/31/2022	2.31	1,302	3,004	1.25%	-20.4%	12/31/2022	2.38	0	0	1.00%	-20.3%	12/31/2022	2.45	0	0	0.75%	-20.1%
12/31/2021	2.90	1,732	5,024	1.25%	15.6%	12/31/2021	2.98	0	0	1.00%	15.9%	12/31/2021	3.07	0	0	0.75%	16.2%
12/31/2020	2.51	1,913	4,803	1.25%	16.8%	12/31/2020	2.57	0	0	1.00%	17.1%	12/31/2020	2.64	0	0	0.75%	17.3%
12/31/2019	2.15	3,118	6,704	1.25%	23.5%	12/31/2019	2.20	0	0	1.00%	23.9%	12/31/2019	2.25	0	0	0.75%	24.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.03	0	$0	0.50%	19.9%	12/31/2023	$3.13	0	$0	0.25%	20.2%	12/31/2023	$3.24	0	$0	0.00%	20.5%
12/31/2022	2.53	0	0	0.50%	-19.9%	12/31/2022	2.61	0	0	0.25%	-19.7%	12/31/2022	2.69	0	0	0.00%	-19.4%
12/31/2021	3.15	0	0	0.50%	16.5%	12/31/2021	3.24	0	0	0.25%	16.7%	12/31/2021	3.34	0	0	0.00%	17.0%
12/31/2020	2.71	0	0	0.50%	17.6%	12/31/2020	2.78	0	0	0.25%	17.9%	12/31/2020	2.85	0	0	0.00%	18.2%
12/31/2019	2.30	0	0	0.50%	24.5%	12/31/2019	2.36	0	0	0.25%	24.8%	12/31/2019	2.41	0	0	0.00%	25.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.6%
2021	0.4%
2020	0.5%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$164,608	$164,521	12,904
Receivables: investments sold	179
Payables: investments purchased	-
Net assets	$164,787

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$164,787	101,815	$1.62
Band 100	-	-	1.67
Band 75	-	-	1.73
Band 50	-	-	1.79
Band 25	-	-	1.85
Band 0	-	-	1.91
Total	$164,787	101,815

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,605
Mortality & expense charges			(3,166)
Net investment income (loss)			2,439

Gain (loss) on investments:
Net realized gain (loss)			(45,072)
Realized gain distributions			1,907
Net change in unrealized appreciation (depreciation)			62,692
Net gain (loss)			19,527

Increase (decrease) in net assets from operations			$21,966

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,439	$4,694
Net realized gain (loss)		(45,072)	(36,590)
Realized gain distributions		1,907	18,279
Net change in unrealized appreciation (depreciation)		62,692	(44,061)

Increase (decrease) in net assets from operations		21,966	(57,678)

Contract owner transactions:
Proceeds from units sold		101,391	134,368
Cost of units redeemed		(237,342)	(202,010)
Account charges		(257)	(418)
Increase (decrease)		(136,208)	(68,060)
Net increase (decrease)		(114,242)	(125,738)
Net assets, beginning		279,029	404,767
Net assets, ending		$164,787	$279,029

Units sold		71,352	86,584
Units redeemed		(158,776)	(132,382)
Net increase (decrease)		(87,424)	(45,798)
Units outstanding, beginning		189,239	235,037
Units outstanding, ending		101,815	189,239

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,974,819
Cost of units redeemed/account charges			(7,327,175)
Net investment income (loss)			20,155
Net realized gain (loss)			127,757
Realized gain distributions			369,144
Net change in unrealized appreciation (depreciation)			87
Net assets			$164,787
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	102	$165	1.25%	9.8%	12/31/2023	$1.67	0	$0	1.00%	10.0%	12/31/2023	$1.73	0	$0	0.75%	10.3%
12/31/2022	1.47	189	279	1.25%	-14.4%	12/31/2022	1.52	0	0	1.00%	-14.2%	12/31/2022	1.57	0	0	0.75%	-14.0%
12/31/2021	1.72	235	405	1.25%	6.8%	12/31/2021	1.77	0	0	1.00%	7.0%	12/31/2021	1.82	0	0	0.75%	7.3%
12/31/2020	1.61	376	606	1.25%	9.8%	12/31/2020	1.65	0	0	1.00%	10.0%	12/31/2020	1.70	0	0	0.75%	10.3%
12/31/2019	1.47	297	437	1.25%	13.7%	12/31/2019	1.50	0	0	1.00%	14.0%	12/31/2019	1.54	0	0	0.75%	14.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	0	$0	0.50%	10.6%	12/31/2023	$1.85	0	$0	0.25%	10.9%	12/31/2023	$1.91	0	$0	0.00%	11.1%
12/31/2022	1.62	0	0	0.50%	-13.7%	12/31/2022	1.67	0	0	0.25%	-13.5%	12/31/2022	1.72	0	0	0.00%	-13.3%
12/31/2021	1.87	0	0	0.50%	7.6%	12/31/2021	1.93	0	0	0.25%	7.8%	12/31/2021	1.98	0	0	0.00%	8.1%
12/31/2020	1.74	0	0	0.50%	10.6%	12/31/2020	1.79	0	0	0.25%	10.9%	12/31/2020	1.83	0	0	0.00%	11.1%
12/31/2019	1.57	0	0	0.50%	14.5%	12/31/2019	1.61	0	0	0.25%	14.8%	12/31/2019	1.65	0	0	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.7%
2021	1.7%
2020	1.2%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund R Class - 06-799

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,189,291	$1,347,470	93,410
Receivables: investments sold	2,631
Payables: investments purchased	-
Net assets	$1,191,922

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,191,922	760,941	$1.57
Band 100	-	-	1.62
Band 75	-	-	1.67
Band 50	-	-	1.73
Band 25	-	-	1.79
Band 0	-	-	1.85
Total	$1,191,922	760,941

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28,749
Mortality & expense charges			(14,300)
Net investment income (loss)			14,449

Gain (loss) on investments:
Net realized gain (loss)			(24,226)
Realized gain distributions			13,872
Net change in unrealized appreciation (depreciation)			100,818
Net gain (loss)			90,464

Increase (decrease) in net assets from operations			$104,913

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,449	$13,325
Net realized gain (loss)		(24,226)	(26,103)
Realized gain distributions		13,872	72,643
Net change in unrealized appreciation (depreciation)		100,818	(260,133)

Increase (decrease) in net assets from operations		104,913	(200,268)

Contract owner transactions:
Proceeds from units sold		103,675	118,709
Cost of units redeemed		(119,239)	(187,280)
Account charges		(2,490)	(2,368)
Increase (decrease)		(18,054)	(70,939)
Net increase (decrease)		86,859	(271,207)
Net assets, beginning		1,105,063	1,376,270
Net assets, ending		$1,191,922	$1,105,063

Units sold		70,381	81,098
Units redeemed		(81,965)	(130,211)
Net increase (decrease)		(11,584)	(49,113)
Units outstanding, beginning		772,525	821,638
Units outstanding, ending		760,941	772,525

* Date of Fund Inception into Variable Account: 10 /29 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,657,529
Cost of units redeemed/account charges			(8,084,478)
Net investment income (loss)			16,601
Net realized gain (loss)			155,124
Realized gain distributions			605,325
Net change in unrealized appreciation (depreciation)			(158,179)
Net assets			$1,191,922
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	761	$1,192	1.25%	9.5%	12/31/2023	$1.62	0	$0	1.00%	9.8%	12/31/2023	$1.67	0	$0	0.75%	10.0%
12/31/2022	1.43	773	1,105	1.25%	-14.6%	12/31/2022	1.47	0	0	1.00%	-14.4%	12/31/2022	1.52	0	0	0.75%	-14.2%
12/31/2021	1.68	822	1,376	1.25%	6.5%	12/31/2021	1.72	0	0	1.00%	6.8%	12/31/2021	1.77	0	0	0.75%	7.1%
12/31/2020	1.57	867	1,364	1.25%	9.5%	12/31/2020	1.61	0	0	1.00%	9.8%	12/31/2020	1.65	0	0	0.75%	10.1%
12/31/2019	1.44	909	1,306	1.25%	13.3%	12/31/2019	1.47	0	0	1.00%	13.6%	12/31/2019	1.50	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	10.3%	12/31/2023	$1.79	0	$0	0.25%	10.6%	12/31/2023	$1.85	0	$0	0.00%	10.9%
12/31/2022	1.57	0	0	0.50%	-14.0%	12/31/2022	1.62	0	0	0.25%	-13.7%	12/31/2022	1.67	0	0	0.00%	-13.5%
12/31/2021	1.82	0	0	0.50%	7.3%	12/31/2021	1.87	0	0	0.25%	7.6%	12/31/2021	1.93	0	0	0.00%	7.9%
12/31/2020	1.70	0	0	0.50%	10.3%	12/31/2020	1.74	0	0	0.25%	10.6%	12/31/2020	1.79	0	0	0.00%	10.9%
12/31/2019	1.54	0	0	0.50%	14.2%	12/31/2019	1.57	0	0	0.25%	14.5%	12/31/2019	1.61	14	22	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.3%
2021	1.5%
2020	0.9%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,203,611	$1,138,529	82,476
Receivables: investments sold	3,852
Payables: investments purchased	-
Net assets	$1,207,463

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,207,463	650,314	$1.86
Band 100	-	-	1.89
Band 75	-	-	1.93
Band 50	-	-	1.97
Band 25	-	-	2.00
Band 0	-	-	2.04
Total	$1,207,463	650,314

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$13,070
Mortality & expense charges			(18,161)
Net investment income (loss)			(5,091)

Gain (loss) on investments:
Net realized gain (loss)			(29,907)
Realized gain distributions			23,258
Net change in unrealized appreciation (depreciation)			253,080
Net gain (loss)			246,431

Increase (decrease) in net assets from operations			$241,340

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,091)	$(11,897)
Net realized gain (loss)		(29,907)	(71,864)
Realized gain distributions		23,258	55,760
Net change in unrealized appreciation (depreciation)		253,080	(480,081)

Increase (decrease) in net assets from operations		241,340	(508,082)

Contract owner transactions:
Proceeds from units sold		652,318	879,523
Cost of units redeemed		(1,003,052)	(1,658,044)
Account charges		(7,672)	(9,221)
Increase (decrease)		(358,406)	(787,742)
Net increase (decrease)		(117,066)	(1,295,824)
Net assets, beginning		1,324,529	2,620,353
Net assets, ending		$1,207,463	$1,324,529

Units sold		402,905	531,899
Units redeemed		(601,160)	(1,019,171)
Net increase (decrease)		(198,255)	(487,272)
Units outstanding, beginning		848,569	1,335,841
Units outstanding, ending		650,314	848,569

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,292,882
Cost of units redeemed/account charges			(6,741,130)
Net investment income (loss)			(46,256)
Net realized gain (loss)			357,743
Realized gain distributions			279,142
Net change in unrealized appreciation (depreciation)			65,082
Net assets			$1,207,463
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	650	$1,207	1.25%	19.0%	12/31/2023	$1.89	0	$0	1.00%	19.3%	12/31/2023	$1.93	0	$0	0.75%	19.5%
12/31/2022	1.56	849	1,325	1.25%	-20.4%	12/31/2022	1.59	0	0	1.00%	-20.2%	12/31/2022	1.61	0	0	0.75%	-20.0%
12/31/2021	1.96	1,336	2,620	1.25%	15.6%	12/31/2021	1.99	0	0	1.00%	15.9%	12/31/2021	2.02	0	0	0.75%	16.2%
12/31/2020	1.70	918	1,557	1.25%	16.8%	12/31/2020	1.72	0	0	1.00%	17.1%	12/31/2020	1.74	0	0	0.75%	17.4%
12/31/2019	1.45	1,191	1,730	1.25%	23.5%	12/31/2019	1.47	0	0	1.00%	23.8%	12/31/2019	1.48	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	0	$0	0.50%	19.8%	12/31/2023	$2.00	0	$0	0.25%	20.1%	12/31/2023	$2.04	0	$0	0.00%	20.4%
12/31/2022	1.64	0	0	0.50%	-19.8%	12/31/2022	1.67	0	0	0.25%	-19.6%	12/31/2022	1.70	0	0	0.00%	-19.4%
12/31/2021	2.05	0	0	0.50%	16.5%	12/31/2021	2.08	0	0	0.25%	16.8%	12/31/2021	2.10	0	0	0.00%	17.1%
12/31/2020	1.76	0	0	0.50%	17.7%	12/31/2020	1.78	0	0	0.25%	18.0%	12/31/2020	1.80	0	0	0.00%	18.2%
12/31/2019	1.49	0	0	0.50%	24.4%	12/31/2019	1.51	0	0	0.25%	24.7%	12/31/2019	1.52	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.6%
2021	0.5%
2020	0.6%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund R Class - 06-CMR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,371,115	$1,313,591	94,664
Receivables: investments sold	2,472
Payables: investments purchased	-
Net assets	$1,373,587

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,373,587	753,990	$1.82
Band 100	-	-	1.86
Band 75	-	-	1.89
Band 50	-	-	1.93
Band 25	-	-	1.97
Band 0	-	-	2.00
Total	$1,373,587	753,990

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,225
Mortality & expense charges			(14,923)
Net investment income (loss)			(2,698)

Gain (loss) on investments:
Net realized gain (loss)			(5,291)
Realized gain distributions			26,708
Net change in unrealized appreciation (depreciation)			191,215
Net gain (loss)			212,632

Increase (decrease) in net assets from operations			$209,934

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,698)	$(6,805)
Net realized gain (loss)		(5,291)	(16,201)
Realized gain distributions		26,708	43,523
Net change in unrealized appreciation (depreciation)		191,215	(314,224)

Increase (decrease) in net assets from operations		209,934	(293,707)

Contract owner transactions:
Proceeds from units sold		409,545	480,939
Cost of units redeemed		(261,130)	(526,396)
Account charges		(2,550)	(4,080)
Increase (decrease)		145,865	(49,537)
Net increase (decrease)		355,799	(343,244)
Net assets, beginning		1,017,788	1,361,032
Net assets, ending		$1,373,587	$1,017,788

Units sold		247,268	294,482
Units redeemed		(156,596)	(334,703)
Net increase (decrease)		90,672	(40,221)
Units outstanding, beginning		663,318	703,539
Units outstanding, ending		753,990	663,318

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,147,791
Cost of units redeemed/account charges			(2,105,107)
Net investment income (loss)			(25,813)
Net realized gain (loss)			132,667
Realized gain distributions			166,525
Net change in unrealized appreciation (depreciation)			57,524
Net assets			$1,373,587
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	754	$1,374	1.25%	18.7%	12/31/2023	$1.86	0	$0	1.00%	19.0%	12/31/2023	$1.89	0	$0	0.75%	19.3%
12/31/2022	1.53	663	1,018	1.25%	-20.7%	12/31/2022	1.56	0	0	1.00%	-20.5%	12/31/2022	1.59	0	0	0.75%	-20.3%
12/31/2021	1.93	704	1,361	1.25%	15.3%	12/31/2021	1.96	0	0	1.00%	15.6%	12/31/2021	1.99	0	0	0.75%	15.9%
12/31/2020	1.68	652	1,094	1.25%	16.5%	12/31/2020	1.70	0	0	1.00%	16.8%	12/31/2020	1.72	0	0	0.75%	17.1%
12/31/2019	1.44	437	630	1.25%	23.2%	12/31/2019	1.45	0	0	1.00%	23.5%	12/31/2019	1.47	0	0	0.75%	23.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	0	$0	0.50%	19.6%	12/31/2023	$1.97	0	$0	0.25%	19.9%	12/31/2023	$2.00	0	$0	0.00%	20.2%
12/31/2022	1.61	0	0	0.50%	-20.1%	12/31/2022	1.64	0	0	0.25%	-19.9%	12/31/2022	1.67	0	0	0.00%	-19.7%
12/31/2021	2.02	0	0	0.50%	16.2%	12/31/2021	2.05	0	0	0.25%	16.5%	12/31/2021	2.08	0	0	0.00%	16.8%
12/31/2020	1.74	0	0	0.50%	17.3%	12/31/2020	1.76	0	0	0.25%	17.6%	12/31/2020	1.78	0	0	0.00%	17.9%
12/31/2019	1.48	0	0	0.50%	24.1%	12/31/2019	1.49	0	0	0.25%	24.4%	12/31/2019	1.51	4	6	0.00%	24.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.6%
2021	0.3%
2020	0.6%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price U.S. Treasury Long-Term Fund - 06-CMT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.81
Band 100	-	-	0.83
Band 75	-	-	0.84
Band 50	-	-	0.86
Band 25	-	-	0.88
Band 0	-	-	0.89
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.81	0	$0	1.25%	1.1%	12/31/2023	$0.83	0	$0	1.00%	1.4%	12/31/2023	$0.84	0	$0	0.75%	1.6%
12/31/2022	0.80	0	0	1.25%	-30.9%	12/31/2022	0.82	0	0	1.00%	-30.7%	12/31/2022	0.83	0	0	0.75%	-30.5%
12/31/2021	1.16	0	0	1.25%	-6.4%	12/31/2021	1.18	0	0	1.00%	-6.2%	12/31/2021	1.20	0	0	0.75%	-6.0%
12/31/2020	1.24	0	0	1.25%	16.8%	12/31/2020	1.26	0	0	1.00%	17.1%	12/31/2020	1.27	0	0	0.75%	17.4%
12/31/2019	1.06	0	0	1.25%	12.7%	12/31/2019	1.07	0	0	1.00%	13.0%	12/31/2019	1.08	0	0	0.75%	13.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.86	0	$0	0.50%	1.9%	12/31/2023	$0.88	0	$0	0.25%	2.1%	12/31/2023	$0.89	0	$0	0.00%	2.4%
12/31/2022	0.84	0	0	0.50%	-30.4%	12/31/2022	0.86	0	0	0.25%	-30.2%	12/31/2022	0.87	0	0	0.00%	-30.0%
12/31/2021	1.21	0	0	0.50%	-5.7%	12/31/2021	1.23	0	0	0.25%	-5.5%	12/31/2021	1.25	0	0	0.00%	-5.2%
12/31/2020	1.29	0	0	0.50%	17.7%	12/31/2020	1.30	0	0	0.25%	18.0%	12/31/2020	1.32	0	0	0.00%	18.2%
12/31/2019	1.09	0	0	0.50%	13.5%	12/31/2019	1.10	0	0	0.25%	13.8%	12/31/2019	1.11	0	0	0.00%	14.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,232,446	$24,362,348	166,967
Receivables: investments sold	-
Payables: investments purchased	(162,246)
Net assets	$25,070,200

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,070,200	10,435,486	$2.40
Band 100	-	-	2.45
Band 75	-	-	2.49
Band 50	-	-	2.53
Band 25	-	-	2.58
Band 0	-	-	2.62
Total	$25,070,200	10,435,486

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(349,528)
Net investment income (loss)			(349,528)

Gain (loss) on investments:
Net realized gain (loss)			(3,692,703)
Realized gain distributions			853,289
Net change in unrealized appreciation (depreciation)			14,759,715
Net gain (loss)			11,920,301

Increase (decrease) in net assets from operations			$11,570,773

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(349,528)	$(758,822)
Net realized gain (loss)		(3,692,703)	(8,371,554)
Realized gain distributions		853,289	1,784,438
Net change in unrealized appreciation (depreciation)		14,759,715	(30,611,417)

Increase (decrease) in net assets from operations		11,570,773	(37,957,355)

Contract owner transactions:
Proceeds from units sold		5,217,315	8,459,632
Cost of units redeemed		(22,888,213)	(48,734,529)
Account charges		(24,814)	(24,947)
Increase (decrease)		(17,695,712)	(40,299,844)
Net increase (decrease)		(6,124,939)	(78,257,199)
Net assets, beginning		31,195,139	109,452,338
Net assets, ending		$25,070,200	$31,195,139

Units sold		2,663,698	4,521,427
Units redeemed		(11,407,399)	(26,205,338)
Net increase (decrease)		(8,743,701)	(21,683,911)
Units outstanding, beginning		19,179,187	40,863,098
Units outstanding, ending		10,435,486	19,179,187

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$141,715,977
Cost of units redeemed/account charges			(123,383,188)
Net investment income (loss)			(3,244,366)
Net realized gain (loss)			(4,023,452)
Realized gain distributions			13,135,131
Net change in unrealized appreciation (depreciation)			870,098
Net assets			$25,070,200
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.40	10,435	$25,070	1.25%	47.7%	12/31/2023	$2.45	0	$0	1.00%	48.1%	12/31/2023	$2.49	0	$0	0.75%	48.4%
12/31/2022	1.63	19,179	31,195	1.25%	-39.3%	12/31/2022	1.65	0	0	1.00%	-39.1%	12/31/2022	1.68	0	0	0.75%	-39.0%
12/31/2021	2.68	40,863	109,452	1.25%	16.4%	12/31/2021	2.71	0	0	1.00%	16.7%	12/31/2021	2.75	0	0	0.75%	17.0%
12/31/2020	2.30	27,093	62,355	1.25%	33.2%	12/31/2020	2.32	0	0	1.00%	33.6%	12/31/2020	2.35	0	0	0.75%	33.9%
12/31/2019	1.73	21,569	37,261	1.25%	28.5%	12/31/2019	1.74	0	0	1.00%	28.8%	12/31/2019	1.75	0	0	0.75%	29.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.53	0	$0	0.50%	48.8%	12/31/2023	$2.58	0	$0	0.25%	49.2%	12/31/2023	$2.62	0	$0	0.00%	49.6%
12/31/2022	1.70	0	0	0.50%	-38.8%	12/31/2022	1.73	0	0	0.25%	-38.7%	12/31/2022	1.75	0	0	0.00%	-38.5%
12/31/2021	2.78	0	0	0.50%	17.3%	12/31/2021	2.82	0	0	0.25%	17.6%	12/31/2021	2.85	0	0	0.00%	17.8%
12/31/2020	2.37	0	0	0.50%	34.2%	12/31/2020	2.40	0	0	0.25%	34.6%	12/31/2020	2.42	0	0	0.00%	34.9%
12/31/2019	1.77	0	0	0.50%	29.5%	12/31/2019	1.78	0	0	0.25%	29.8%	12/31/2019	1.79	0	0	0.00%	30.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Fund I Class - 06-FFP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,942,666	$1,972,594	57,791
Receivables: investments sold	1,447
Payables: investments purchased	-
Net assets	$1,944,113

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,944,113	1,179,597	$1.65
Band 100	-	-	1.68
Band 75	-	-	1.71
Band 50	-	-	1.74
Band 25	-	-	1.77
Band 0	-	-	1.80
Total	$1,944,113	1,179,597

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$40,901
Mortality & expense charges			(23,434)
Net investment income (loss)			17,467

Gain (loss) on investments:
Net realized gain (loss)			(29,200)
Realized gain distributions			75,878
Net change in unrealized appreciation (depreciation)			79,724
Net gain (loss)			126,402

Increase (decrease) in net assets from operations			$143,869

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,467	$19,119
Net realized gain (loss)		(29,200)	7,806
Realized gain distributions		75,878	83,418
Net change in unrealized appreciation (depreciation)		79,724	(195,696)

Increase (decrease) in net assets from operations		143,869	(85,353)

Contract owner transactions:
Proceeds from units sold		314,811	329,633
Cost of units redeemed		(463,419)	(136,863)
Account charges		(802)	(15)
Increase (decrease)		(149,410)	192,755
Net increase (decrease)		(5,541)	107,402
Net assets, beginning		1,949,654	1,842,252
Net assets, ending		$1,944,113	$1,949,654

Units sold		203,309	209,472
Units redeemed		(305,874)	(86,521)
Net increase (decrease)		(102,565)	122,951
Units outstanding, beginning		1,282,162	1,159,211
Units outstanding, ending		1,179,597	1,282,162

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,158,690
Cost of units redeemed/account charges			(1,527,399)
Net investment income (loss)			50,927
Net realized gain (loss)			4,549
Realized gain distributions			287,274
Net change in unrealized appreciation (depreciation)			(29,928)
Net assets			$1,944,113
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.65	1,180	$1,944	1.25%	8.4%	12/31/2023	$1.68	0	$0	1.00%	8.7%	12/31/2023	$1.71	0	$0	0.75%	8.9%
12/31/2022	1.52	1,282	1,950	1.25%	-4.3%	12/31/2022	1.54	0	0	1.00%	-4.1%	12/31/2022	1.57	0	0	0.75%	-3.8%
12/31/2021	1.59	1,159	1,842	1.25%	24.2%	12/31/2021	1.61	0	0	1.00%	24.5%	12/31/2021	1.63	0	0	0.75%	24.8%
12/31/2020	1.28	135	173	1.25%	0.2%	12/31/2020	1.29	0	0	1.00%	0.4%	12/31/2020	1.31	0	0	0.75%	0.7%
12/31/2019	1.28	0	0	1.25%	25.1%	12/31/2019	1.29	0	0	1.00%	25.4%	12/31/2019	1.30	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.74	0	$0	0.50%	9.2%	12/31/2023	$1.77	0	$0	0.25%	9.5%	12/31/2023	$1.80	0	$0	0.00%	9.7%
12/31/2022	1.59	0	0	0.50%	-3.6%	12/31/2022	1.62	0	0	0.25%	-3.4%	12/31/2022	1.64	0	0	0.00%	-3.1%
12/31/2021	1.65	0	0	0.50%	25.1%	12/31/2021	1.67	0	0	0.25%	25.5%	12/31/2021	1.69	0	0	0.00%	25.8%
12/31/2020	1.32	0	0	0.50%	0.9%	12/31/2020	1.33	0	0	0.25%	1.2%	12/31/2020	1.35	0	0	0.00%	1.4%
12/31/2019	1.31	0	0	0.50%	26.1%	12/31/2019	1.32	0	0	0.25%	26.4%	12/31/2019	1.33	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	2.3%
2021	3.0%
2020	4.2%
2019	7.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Growth Stock Fund I Class - 06-FFR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$18,883,493	$16,935,448	216,230
Receivables: investments sold	-
Payables: investments purchased	(103,903)
Net assets	$18,779,590

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,638,390	7,341,699	$2.27
Band 100	-	-	2.31
Band 75	-	-	2.35
Band 50	-	-	2.39
Band 25	-	-	2.43
Band 0	2,141,200	865,027	2.48
Total	$18,779,590	8,206,726

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(185,080)
Net investment income (loss)			(185,080)

Gain (loss) on investments:
Net realized gain (loss)			(301,781)
Realized gain distributions			611,786
Net change in unrealized appreciation (depreciation)			5,374,854
Net gain (loss)			5,684,859

Increase (decrease) in net assets from operations			$5,499,779

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(185,080)	$(168,864)
Net realized gain (loss)		(301,781)	(1,364,034)
Realized gain distributions		611,786	356,221
Net change in unrealized appreciation (depreciation)		5,374,854	(6,309,879)

Increase (decrease) in net assets from operations		5,499,779	(7,486,556)

Contract owner transactions:
Proceeds from units sold		7,984,114	8,723,510
Cost of units redeemed		(6,631,811)	(7,020,660)
Account charges		(21,012)	(15,218)
Increase (decrease)		1,331,291	1,687,632
Net increase (decrease)		6,831,070	(5,798,924)
Net assets, beginning		11,948,520	17,747,444
Net assets, ending		$18,779,590	$11,948,520

Units sold		7,750,951	4,836,270
Units redeemed		(7,117,282)	(3,922,714)
Net increase (decrease)		633,669	913,556
Units outstanding, beginning		7,573,057	6,659,501
Units outstanding, ending		8,206,726	7,573,057

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$33,430,586
Cost of units redeemed/account charges			(18,239,996)
Net investment income (loss)			(685,109)
Net realized gain (loss)			(984,903)
Realized gain distributions			3,310,967
Net change in unrealized appreciation (depreciation)			1,948,045
Net assets			$18,779,590
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.27	7,342	$16,638	1.25%	43.6%	12/31/2023	$2.31	0	$0	1.00%	44.0%	12/31/2023	$2.35	0	$0	0.75%	44.4%
12/31/2022	1.58	7,573	11,949	1.25%	-40.8%	12/31/2022	1.60	0	0	1.00%	-40.6%	12/31/2022	1.63	0	0	0.75%	-40.5%
12/31/2021	2.66	6,660	17,747	1.25%	18.7%	12/31/2021	2.70	0	0	1.00%	19.0%	12/31/2021	2.73	0	0	0.75%	19.3%
12/31/2020	2.25	4,453	9,998	1.25%	35.4%	12/31/2020	2.27	0	0	1.00%	35.7%	12/31/2020	2.29	0	0	0.75%	36.1%
12/31/2019	1.66	3,746	6,212	1.25%	29.4%	12/31/2019	1.67	0	0	1.00%	29.7%	12/31/2019	1.68	0	0	0.75%	30.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.39	0	$0	0.50%	44.7%	12/31/2023	$2.43	0	$0	0.25%	45.1%	12/31/2023	$2.48	865	$2,141	0.00%	45.4%
12/31/2022	1.65	0	0	0.50%	-40.4%	12/31/2022	1.68	0	0	0.25%	-40.2%	12/31/2022	1.70	0	0	0.00%	-40.1%
12/31/2021	2.77	0	0	0.50%	19.6%	12/31/2021	2.80	0	0	0.25%	19.9%	12/31/2021	2.84	0	0	0.00%	20.2%
12/31/2020	2.31	0	0	0.50%	36.4%	12/31/2020	2.34	0	0	0.25%	36.7%	12/31/2020	2.36	0	0	0.00%	37.1%
12/31/2019	1.70	0	0	0.50%	30.3%	12/31/2019	1.71	0	0	0.25%	30.7%	12/31/2019	1.72	0	0	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price International Value Equity Fund I Class - 06-FFT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,885,030	$1,618,956	117,918
Receivables: investments sold	1,660
Payables: investments purchased	-
Net assets	$1,886,690

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,886,690	1,361,231	$1.39
Band 100	-	-	1.41
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$1,886,690	1,361,231

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$55,129
Mortality & expense charges			(21,865)
Net investment income (loss)			33,264

Gain (loss) on investments:
Net realized gain (loss)			21,910
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			231,351
Net gain (loss)			253,261

Increase (decrease) in net assets from operations			$286,525

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,264	$29,912
Net realized gain (loss)		21,910	(3,396)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		231,351	(195,603)

Increase (decrease) in net assets from operations		286,525	(169,087)

Contract owner transactions:
Proceeds from units sold		215,248	223,036
Cost of units redeemed		(169,979)	(181,420)
Account charges		(199)	(295)
Increase (decrease)		45,070	41,321
Net increase (decrease)		331,595	(127,766)
Net assets, beginning		1,555,095	1,682,861
Net assets, ending		$1,886,690	$1,555,095

Units sold		168,643	197,181
Units redeemed		(130,539)	(171,197)
Net increase (decrease)		38,104	25,984
Units outstanding, beginning		1,323,127	1,297,143
Units outstanding, ending		1,361,231	1,323,127

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,736,848
Cost of units redeemed/account charges			(3,260,295)
Net investment income (loss)			151,909
Net realized gain (loss)			(9,908)
Realized gain distributions			2,062
Net change in unrealized appreciation (depreciation)			266,074
Net assets			$1,886,690
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	1,361	$1,887	1.25%	17.9%	12/31/2023	$1.41	0	$0	1.00%	18.2%	12/31/2023	$1.44	0	$0	0.75%	18.5%
12/31/2022	1.18	1,323	1,555	1.25%	-9.4%	12/31/2022	1.19	0	0	1.00%	-9.2%	12/31/2022	1.21	0	0	0.75%	-9.0%
12/31/2021	1.30	1,297	1,683	1.25%	11.5%	12/31/2021	1.31	0	0	1.00%	11.8%	12/31/2021	1.33	0	0	0.75%	12.1%
12/31/2020	1.16	1,315	1,529	1.25%	0.7%	12/31/2020	1.18	0	0	1.00%	0.9%	12/31/2020	1.19	0	0	0.75%	1.2%
12/31/2019	1.16	1,994	2,305	1.25%	19.4%	12/31/2019	1.16	0	0	1.00%	19.7%	12/31/2019	1.17	0	0	0.75%	20.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	18.8%	12/31/2023	$1.49	0	$0	0.25%	19.1%	12/31/2023	$1.51	0	$0	0.00%	19.4%
12/31/2022	1.23	0	0	0.50%	-8.7%	12/31/2022	1.25	0	0	0.25%	-8.5%	12/31/2022	1.27	0	0	0.00%	-8.3%
12/31/2021	1.35	0	0	0.50%	12.4%	12/31/2021	1.36	0	0	0.25%	12.6%	12/31/2021	1.38	0	0	0.00%	12.9%
12/31/2020	1.20	0	0	0.50%	1.4%	12/31/2020	1.21	0	0	0.25%	1.7%	12/31/2020	1.22	0	0	0.00%	1.9%
12/31/2019	1.18	0	0	0.50%	20.3%	12/31/2019	1.19	0	0	0.25%	20.6%	12/31/2019	1.20	0	0	0.00%	20.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	3.0%
2021	2.6%
2020	1.7%
2019	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,810,561	$3,519,194	37,934
Receivables: investments sold	-
Payables: investments purchased	(7,609)
Net assets	$3,802,952

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,802,952	1,964,631	$1.94
Band 100	-	-	1.97
Band 75	-	-	2.01
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.11
Total	$3,802,952	1,964,631

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,432
Mortality & expense charges			(43,438)
Net investment income (loss)			(36,006)

Gain (loss) on investments:
Net realized gain (loss)			13,659
Realized gain distributions			224,151
Net change in unrealized appreciation (depreciation)			403,213
Net gain (loss)			641,023

Increase (decrease) in net assets from operations			$605,017

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(36,006)	$(24,375)
Net realized gain (loss)		13,659	(88,493)
Realized gain distributions		224,151	60,484
Net change in unrealized appreciation (depreciation)		403,213	(462,273)

Increase (decrease) in net assets from operations		605,017	(514,657)

Contract owner transactions:
Proceeds from units sold		259,685	4,588,092
Cost of units redeemed		(316,426)	(2,906,486)
Account charges		(5,712)	(2,681)
Increase (decrease)		(62,453)	1,678,925
Net increase (decrease)		542,564	1,164,268
Net assets, beginning		3,260,388	2,096,120
Net assets, ending		$3,802,952	$3,260,388

Units sold		148,317	2,790,559
Units redeemed		(184,125)	(1,775,627)
Net increase (decrease)		(35,808)	1,014,932
Units outstanding, beginning		2,000,439	985,507
Units outstanding, ending		1,964,631	2,000,439

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,147,076
Cost of units redeemed/account charges			(4,213,305)
Net investment income (loss)			(118,534)
Net realized gain (loss)			(27,697)
Realized gain distributions			724,045
Net change in unrealized appreciation (depreciation)			291,367
Net assets			$3,802,952
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	1,965	$3,803	1.25%	18.8%	12/31/2023	$1.97	0	$0	1.00%	19.1%	12/31/2023	$2.01	0	$0	0.75%	19.4%
12/31/2022	1.63	2,000	3,260	1.25%	-23.4%	12/31/2022	1.65	0	0	1.00%	-23.2%	12/31/2022	1.68	0	0	0.75%	-23.0%
12/31/2021	2.13	986	2,096	1.25%	13.8%	12/31/2021	2.15	0	0	1.00%	14.0%	12/31/2021	2.18	0	0	0.75%	14.3%
12/31/2020	1.87	1,000	1,870	1.25%	22.8%	12/31/2020	1.89	0	0	1.00%	23.1%	12/31/2020	1.91	0	0	0.75%	23.4%
12/31/2019	1.52	1,132	1,723	1.25%	30.0%	12/31/2019	1.53	0	0	1.00%	30.4%	12/31/2019	1.55	0	0	0.75%	30.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	0	$0	0.50%	19.7%	12/31/2023	$2.08	0	$0	0.25%	20.0%	12/31/2023	$2.11	0	$0	0.00%	20.3%
12/31/2022	1.71	0	0	0.50%	-22.8%	12/31/2022	1.73	0	0	0.25%	-22.6%	12/31/2022	1.76	0	0	0.00%	-22.4%
12/31/2021	2.21	0	0	0.50%	14.6%	12/31/2021	2.24	0	0	0.25%	14.9%	12/31/2021	2.27	0	0	0.00%	15.2%
12/31/2020	1.93	0	0	0.50%	23.7%	12/31/2020	1.95	0	0	0.25%	24.0%	12/31/2020	1.97	0	0	0.00%	24.3%
12/31/2019	1.56	0	0	0.50%	31.0%	12/31/2019	1.57	0	0	0.25%	31.4%	12/31/2019	1.58	0	0	0.00%	31.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,440,762	$2,501,166	77,845
Receivables: investments sold	-
Payables: investments purchased	(18,205)
Net assets	$2,422,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,422,557	1,438,392	$1.68
Band 100	-	-	1.71
Band 75	-	-	1.74
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$2,422,557	1,438,392

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$30,116
Mortality & expense charges			(26,832)
Net investment income (loss)			3,284

Gain (loss) on investments:
Net realized gain (loss)			(15,232)
Realized gain distributions			146,751
Net change in unrealized appreciation (depreciation)			224,018
Net gain (loss)			355,537

Increase (decrease) in net assets from operations			$358,821

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,284	$31,136
Net realized gain (loss)		(15,232)	(238,257)
Realized gain distributions		146,751	425,877
Net change in unrealized appreciation (depreciation)		224,018	(322,012)

Increase (decrease) in net assets from operations		358,821	(103,256)

Contract owner transactions:
Proceeds from units sold		268,555	3,003,165
Cost of units redeemed		(198,991)	(1,257,109)
Account charges		(2,789)	(717)
Increase (decrease)		66,775	1,745,339
Net increase (decrease)		425,596	1,642,083
Net assets, beginning		1,996,961	354,878
Net assets, ending		$2,422,557	$1,996,961

Units sold		176,769	7,970,570
Units redeemed		(130,557)	(6,812,746)
Net increase (decrease)		46,212	1,157,824
Units outstanding, beginning		1,392,180	234,356
Units outstanding, ending		1,438,392	1,392,180

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,557,582
Cost of units redeemed/account charges			(1,461,485)
Net investment income (loss)			34,884
Net realized gain (loss)			(252,714)
Realized gain distributions			604,694
Net change in unrealized appreciation (depreciation)			(60,404)
Net assets			$2,422,557
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	1,438	$2,423	1.25%	17.4%	12/31/2023	$1.71	0	$0	1.00%	17.7%	12/31/2023	$1.74	0	$0	0.75%	18.0%
12/31/2022	1.43	1,392	1,997	1.25%	-5.3%	12/31/2022	1.46	0	0	1.00%	-5.0%	12/31/2022	1.48	0	0	0.75%	-4.8%
12/31/2021	1.51	234	355	1.25%	23.1%	12/31/2021	1.53	0	0	1.00%	23.4%	12/31/2021	1.55	0	0	0.75%	23.8%
12/31/2020	1.23	172	212	1.25%	8.7%	12/31/2020	1.24	0	0	1.00%	8.9%	12/31/2020	1.25	0	0	0.75%	9.2%
12/31/2019	1.13	151	171	1.25%	18.3%	12/31/2019	1.14	0	0	1.00%	18.6%	12/31/2019	1.15	0	0	0.75%	18.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	0.50%	18.3%	12/31/2023	$1.81	0	$0	0.25%	18.6%	12/31/2023	$1.84	0	$0	0.00%	18.9%
12/31/2022	1.50	0	0	0.50%	-4.6%	12/31/2022	1.52	0	0	0.25%	-4.3%	12/31/2022	1.55	0	0	0.00%	-4.1%
12/31/2021	1.57	0	0	0.50%	24.1%	12/31/2021	1.59	0	0	0.25%	24.4%	12/31/2021	1.61	0	0	0.00%	24.7%
12/31/2020	1.27	0	0	0.50%	9.5%	12/31/2020	1.28	0	0	0.25%	9.8%	12/31/2020	1.29	0	0	0.00%	10.0%
12/31/2019	1.16	0	0	0.50%	19.1%	12/31/2019	1.17	0	0	0.25%	19.4%	12/31/2019	1.18	0	0	0.00%	19.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	3.3%
2021	1.3%
2020	1.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$947,871	$973,562	84,440
Receivables: investments sold	2,089
Payables: investments purchased	-
Net assets	$949,960

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$949,960	715,698	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.45
Total	$949,960	715,698

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$26,822
Mortality & expense charges			(9,794)
Net investment income (loss)			17,028

Gain (loss) on investments:
Net realized gain (loss)			(6,471)
Realized gain distributions			9,522
Net change in unrealized appreciation (depreciation)			60,356
Net gain (loss)			63,407

Increase (decrease) in net assets from operations			$80,435

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,028	$13,277
Net realized gain (loss)		(6,471)	(21,160)
Realized gain distributions		9,522	27,963
Net change in unrealized appreciation (depreciation)		60,356	(184,905)

Increase (decrease) in net assets from operations		80,435	(164,825)

Contract owner transactions:
Proceeds from units sold		278,940	138,096
Cost of units redeemed		(105,473)	(434,104)
Account charges		(504)	(436)
Increase (decrease)		172,963	(296,444)
Net increase (decrease)		253,398	(461,269)
Net assets, beginning		696,562	1,157,831
Net assets, ending		$949,960	$696,562

Units sold		221,350	109,353
Units redeemed		(83,974)	(357,383)
Net increase (decrease)		137,376	(248,030)
Units outstanding, beginning		578,322	826,352
Units outstanding, ending		715,698	578,322

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,760,385
Cost of units redeemed/account charges			(1,968,902)
Net investment income (loss)			54,431
Net realized gain (loss)			5,007
Realized gain distributions			124,730
Net change in unrealized appreciation (depreciation)			(25,691)
Net assets			$949,960
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	716	$950	1.25%	10.2%	12/31/2023	$1.35	0	$0	1.00%	10.5%	12/31/2023	$1.38	0	$0	0.75%	10.8%
12/31/2022	1.20	578	697	1.25%	-14.0%	12/31/2022	1.22	0	0	1.00%	-13.8%	12/31/2022	1.24	0	0	0.75%	-13.6%
12/31/2021	1.40	826	1,158	1.25%	7.2%	12/31/2021	1.42	0	0	1.00%	7.4%	12/31/2021	1.44	0	0	0.75%	7.7%
12/31/2020	1.31	870	1,138	1.25%	10.3%	12/31/2020	1.32	0	0	1.00%	10.5%	12/31/2020	1.33	0	0	0.75%	10.8%
12/31/2019	1.19	1,344	1,594	1.25%	14.0%	12/31/2019	1.19	0	0	1.00%	14.3%	12/31/2019	1.20	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	11.0%	12/31/2023	$1.42	0	$0	0.25%	11.3%	12/31/2023	$1.45	0	$0	0.00%	11.6%
12/31/2022	1.26	0	0	0.50%	-13.4%	12/31/2022	1.28	0	0	0.25%	-13.2%	12/31/2022	1.30	0	0	0.00%	-13.0%
12/31/2021	1.46	0	0	0.50%	8.0%	12/31/2021	1.47	0	0	0.25%	8.2%	12/31/2021	1.49	0	0	0.00%	8.5%
12/31/2020	1.35	0	0	0.50%	11.1%	12/31/2020	1.36	0	0	0.25%	11.4%	12/31/2020	1.38	0	0	0.00%	11.7%
12/31/2019	1.21	0	0	0.50%	14.9%	12/31/2019	1.22	0	0	0.25%	15.2%	12/31/2019	1.23	0	0	0.00%	15.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	2.7%
2021	2.2%
2020	1.5%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2015 Fund I Class - 06-FFY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,539,614	$4,632,810	374,684
Receivables: investments sold	1,565
Payables: investments purchased	-
Net assets	$4,541,179

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,541,179	3,235,158	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.48
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$4,541,179	3,235,158

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$117,658
Mortality & expense charges			(59,215)
Net investment income (loss)			58,443

Gain (loss) on investments:
Net realized gain (loss)			(111,248)
Realized gain distributions			60,663
Net change in unrealized appreciation (depreciation)			500,127
Net gain (loss)			449,542

Increase (decrease) in net assets from operations			$507,985

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$58,443	$67,757
Net realized gain (loss)		(111,248)	55,360
Realized gain distributions		60,663	233,589
Net change in unrealized appreciation (depreciation)		500,127	(1,108,863)

Increase (decrease) in net assets from operations		507,985	(752,157)

Contract owner transactions:
Proceeds from units sold		1,072,427	1,895,031
Cost of units redeemed		(1,533,666)	(1,569,572)
Account charges		(4,349)	(3,405)
Increase (decrease)		(465,588)	322,054
Net increase (decrease)		42,397	(430,103)
Net assets, beginning		4,498,782	4,928,885
Net assets, ending		$4,541,179	$4,498,782

Units sold		822,942	1,427,305
Units redeemed		(1,166,537)	(1,172,185)
Net increase (decrease)		(343,595)	255,120
Units outstanding, beginning		3,578,753	3,323,633
Units outstanding, ending		3,235,158	3,578,753

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,452,504
Cost of units redeemed/account charges			(10,046,731)
Net investment income (loss)			269,237
Net realized gain (loss)			250,387
Realized gain distributions			708,978
Net change in unrealized appreciation (depreciation)			(93,196)
Net assets			$4,541,179
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	3,235	$4,541	1.25%	11.7%	12/31/2023	$1.43	0	$0	1.00%	11.9%	12/31/2023	$1.45	0	$0	0.75%	12.2%
12/31/2022	1.26	3,579	4,499	1.25%	-15.2%	12/31/2022	1.28	0	0	1.00%	-15.0%	12/31/2022	1.30	0	0	0.75%	-14.8%
12/31/2021	1.48	3,324	4,929	1.25%	8.4%	12/31/2021	1.50	0	0	1.00%	8.7%	12/31/2021	1.52	0	0	0.75%	8.9%
12/31/2020	1.37	4,143	5,669	1.25%	11.4%	12/31/2020	1.38	0	0	1.00%	11.7%	12/31/2020	1.40	0	0	0.75%	12.0%
12/31/2019	1.23	2,680	3,291	1.25%	16.1%	12/31/2019	1.24	0	0	1.00%	16.4%	12/31/2019	1.25	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	12.5%	12/31/2023	$1.51	0	$0	0.25%	12.8%	12/31/2023	$1.53	0	$0	0.00%	13.1%
12/31/2022	1.32	0	0	0.50%	-14.6%	12/31/2022	1.34	0	0	0.25%	-14.4%	12/31/2022	1.36	0	0	0.00%	-14.2%
12/31/2021	1.54	0	0	0.50%	9.2%	12/31/2021	1.56	0	0	0.25%	9.5%	12/31/2021	1.58	0	0	0.00%	9.7%
12/31/2020	1.41	0	0	0.50%	12.3%	12/31/2020	1.43	0	0	0.25%	12.5%	12/31/2020	1.44	0	0	0.00%	12.8%
12/31/2019	1.26	0	0	0.50%	17.0%	12/31/2019	1.27	0	0	0.25%	17.3%	12/31/2019	1.28	0	0	0.00%	17.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.6%
2021	1.9%
2020	2.0%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2020 Fund I Class - 06-FGF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,509,619	$9,773,173	750,378
Receivables: investments sold	65,210
Payables: investments purchased	-
Net assets	$9,574,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,574,829	6,535,715	$1.47
Band 100	-	-	1.49
Band 75	-	-	1.52
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	-	-	1.60
Total	$9,574,829	6,535,715

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$234,463
Mortality & expense charges			(122,515)
Net investment income (loss)			111,948

Gain (loss) on investments:
Net realized gain (loss)			(337,027)
Realized gain distributions			124,393
Net change in unrealized appreciation (depreciation)			1,252,685
Net gain (loss)			1,040,051

Increase (decrease) in net assets from operations			$1,151,999

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$111,948	$122,623
Net realized gain (loss)		(337,027)	(116,603)
Realized gain distributions		124,393	576,494
Net change in unrealized appreciation (depreciation)		1,252,685	(2,712,421)

Increase (decrease) in net assets from operations		1,151,999	(2,129,907)

Contract owner transactions:
Proceeds from units sold		1,966,782	3,029,140
Cost of units redeemed		(3,950,924)	(4,481,429)
Account charges		(11,113)	(10,589)
Increase (decrease)		(1,995,255)	(1,462,878)
Net increase (decrease)		(843,256)	(3,592,785)
Net assets, beginning		10,418,085	14,010,870
Net assets, ending		$9,574,829	$10,418,085

Units sold		1,510,172	2,256,174
Units redeemed		(2,956,685)	(3,342,282)
Net increase (decrease)		(1,446,513)	(1,086,108)
Units outstanding, beginning		7,982,228	9,068,336
Units outstanding, ending		6,535,715	7,982,228

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$31,151,132
Cost of units redeemed/account charges			(24,158,435)
Net investment income (loss)			592,841
Net realized gain (loss)			372,221
Realized gain distributions			1,880,624
Net change in unrealized appreciation (depreciation)			(263,554)
Net assets			$9,574,829
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	6,536	$9,575	1.25%	12.2%	12/31/2023	$1.49	0	$0	1.00%	12.5%	12/31/2023	$1.52	0	$0	0.75%	12.8%
12/31/2022	1.31	7,982	10,418	1.25%	-15.5%	12/31/2022	1.33	0	0	1.00%	-15.3%	12/31/2022	1.35	0	0	0.75%	-15.1%
12/31/2021	1.55	9,068	14,011	1.25%	9.2%	12/31/2021	1.56	0	0	1.00%	9.5%	12/31/2021	1.58	0	0	0.75%	9.8%
12/31/2020	1.41	10,354	14,646	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.5%
12/31/2019	1.26	9,610	12,148	1.25%	18.0%	12/31/2019	1.27	0	0	1.00%	18.3%	12/31/2019	1.28	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	13.1%	12/31/2023	$1.57	0	$0	0.25%	13.4%	12/31/2023	$1.60	0	$0	0.00%	13.7%
12/31/2022	1.37	0	0	0.50%	-14.9%	12/31/2022	1.39	0	0	0.25%	-14.7%	12/31/2022	1.41	0	0	0.00%	-14.5%
12/31/2021	1.60	0	0	0.50%	10.0%	12/31/2021	1.63	0	0	0.25%	10.3%	12/31/2021	1.65	0	0	0.00%	10.6%
12/31/2020	1.46	0	0	0.50%	12.7%	12/31/2020	1.47	0	0	0.25%	13.0%	12/31/2020	1.49	0	0	0.00%	13.3%
12/31/2019	1.29	0	0	0.50%	18.8%	12/31/2019	1.30	0	0	0.25%	19.1%	12/31/2019	1.31	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	2.2%
2021	1.7%
2020	1.7%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2025 Fund I Class - 06-FGG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,620,982	$26,448,621	1,932,803
Receivables: investments sold	13,048
Payables: investments purchased	-
Net assets	$26,634,030

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,634,030	17,401,721	$1.53
Band 100	-	-	1.56
Band 75	-	-	1.59
Band 50	-	-	1.61
Band 25	-	-	1.64
Band 0	-	-	1.67
Total	$26,634,030	17,401,721

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$589,048
Mortality & expense charges			(293,993)
Net investment income (loss)			295,055

Gain (loss) on investments:
Net realized gain (loss)			(157,803)
Realized gain distributions			413,047
Net change in unrealized appreciation (depreciation)			2,429,233
Net gain (loss)			2,684,477

Increase (decrease) in net assets from operations			$2,979,532

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$295,055	$198,388
Net realized gain (loss)		(157,803)	138,903
Realized gain distributions		413,047	1,187,731
Net change in unrealized appreciation (depreciation)		2,429,233	(5,845,301)

Increase (decrease) in net assets from operations		2,979,532	(4,320,279)

Contract owner transactions:
Proceeds from units sold		6,514,872	7,025,582
Cost of units redeemed		(4,146,493)	(8,230,806)
Account charges		(21,023)	(14,899)
Increase (decrease)		2,347,356	(1,220,123)
Net increase (decrease)		5,326,888	(5,540,402)
Net assets, beginning		21,307,142	26,847,544
Net assets, ending		$26,634,030	$21,307,142

Units sold		4,526,407	5,028,662
Units redeemed		(2,896,002)	(5,848,851)
Net increase (decrease)		1,630,405	(820,189)
Units outstanding, beginning		15,771,316	16,591,505
Units outstanding, ending		17,401,721	15,771,316

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$49,157,058
Cost of units redeemed/account charges			(28,280,954)
Net investment income (loss)			944,618
Net realized gain (loss)			1,346,119
Realized gain distributions			3,294,828
Net change in unrealized appreciation (depreciation)			172,361
Net assets			$26,634,030
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	17,402	$26,634	1.25%	13.3%	12/31/2023	$1.56	0	$0	1.00%	13.6%	12/31/2023	$1.59	0	$0	0.75%	13.9%
12/31/2022	1.35	15,771	21,307	1.25%	-16.5%	12/31/2022	1.37	0	0	1.00%	-16.3%	12/31/2022	1.39	0	0	0.75%	-16.1%
12/31/2021	1.62	16,592	26,848	1.25%	10.6%	12/31/2021	1.64	0	0	1.00%	10.9%	12/31/2021	1.66	0	0	0.75%	11.2%
12/31/2020	1.46	17,652	25,815	1.25%	13.2%	12/31/2020	1.48	0	0	1.00%	13.5%	12/31/2020	1.49	0	0	0.75%	13.8%
12/31/2019	1.29	13,253	17,121	1.25%	19.6%	12/31/2019	1.30	0	0	1.00%	19.9%	12/31/2019	1.31	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	14.1%	12/31/2023	$1.64	0	$0	0.25%	14.4%	12/31/2023	$1.67	0	$0	0.00%	14.7%
12/31/2022	1.41	0	0	0.50%	-15.9%	12/31/2022	1.44	0	0	0.25%	-15.7%	12/31/2022	1.46	0	0	0.00%	-15.5%
12/31/2021	1.68	0	0	0.50%	11.5%	12/31/2021	1.70	0	0	0.25%	11.8%	12/31/2021	1.72	0	0	0.00%	12.0%
12/31/2020	1.51	0	0	0.50%	14.1%	12/31/2020	1.52	0	0	0.25%	14.3%	12/31/2020	1.54	0	0	0.00%	14.6%
12/31/2019	1.32	0	0	0.50%	20.5%	12/31/2019	1.33	0	0	0.25%	20.8%	12/31/2019	1.34	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.0%
2021	1.5%
2020	1.6%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2030 Fund I Class - 06-FGH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,927,387	$29,987,199	2,119,265
Receivables: investments sold	13,891
Payables: investments purchased	-
Net assets	$30,941,278

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,941,278	19,319,740	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.69
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$30,941,278	19,319,740

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$590,662
Mortality & expense charges			(343,575)
Net investment income (loss)			247,087

Gain (loss) on investments:
Net realized gain (loss)			(100,637)
Realized gain distributions			523,041
Net change in unrealized appreciation (depreciation)			3,272,865
Net gain (loss)			3,695,269

Increase (decrease) in net assets from operations			$3,942,356

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$247,087	$135,046
Net realized gain (loss)		(100,637)	326,742
Realized gain distributions		523,041	1,223,948
Net change in unrealized appreciation (depreciation)		3,272,865	(7,145,892)

Increase (decrease) in net assets from operations		3,942,356	(5,460,156)

Contract owner transactions:
Proceeds from units sold		5,947,195	7,385,403
Cost of units redeemed		(4,822,762)	(7,417,401)
Account charges		(31,760)	(26,083)
Increase (decrease)		1,092,673	(58,081)
Net increase (decrease)		5,035,029	(5,518,237)
Net assets, beginning		25,906,249	31,424,486
Net assets, ending		$30,941,278	$25,906,249

Units sold		3,980,713	5,453,442
Units redeemed		(3,278,445)	(5,378,958)
Net increase (decrease)		702,268	74,484
Units outstanding, beginning		18,617,472	18,542,988
Units outstanding, ending		19,319,740	18,617,472

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$50,224,355
Cost of units redeemed/account charges			(25,857,936)
Net investment income (loss)			700,294
Net realized gain (loss)			1,226,166
Realized gain distributions			3,708,211
Net change in unrealized appreciation (depreciation)			940,188
Net assets			$30,941,278
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	19,320	$30,941	1.25%	15.1%	12/31/2023	$1.63	0	$0	1.00%	15.4%	12/31/2023	$1.66	0	$0	0.75%	15.7%
12/31/2022	1.39	18,617	25,906	1.25%	-17.9%	12/31/2022	1.41	0	0	1.00%	-17.7%	12/31/2022	1.43	0	0	0.75%	-17.5%
12/31/2021	1.69	18,543	31,424	1.25%	12.3%	12/31/2021	1.72	0	0	1.00%	12.6%	12/31/2021	1.74	0	0	0.75%	12.9%
12/31/2020	1.51	17,389	26,233	1.25%	14.5%	12/31/2020	1.52	0	0	1.00%	14.8%	12/31/2020	1.54	0	0	0.75%	15.1%
12/31/2019	1.32	13,800	18,185	1.25%	21.2%	12/31/2019	1.33	0	0	1.00%	21.5%	12/31/2019	1.34	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	0	$0	0.50%	16.0%	12/31/2023	$1.72	0	$0	0.25%	16.2%	12/31/2023	$1.75	0	$0	0.00%	16.5%
12/31/2022	1.46	0	0	0.50%	-17.3%	12/31/2022	1.48	0	0	0.25%	-17.1%	12/31/2022	1.50	0	0	0.00%	-16.9%
12/31/2021	1.76	0	0	0.50%	13.2%	12/31/2021	1.78	0	0	0.25%	13.5%	12/31/2021	1.81	0	0	0.00%	13.7%
12/31/2020	1.56	0	0	0.50%	15.3%	12/31/2020	1.57	0	0	0.25%	15.6%	12/31/2020	1.59	0	0	0.00%	15.9%
12/31/2019	1.35	0	0	0.50%	22.1%	12/31/2019	1.36	0	0	0.25%	22.4%	12/31/2019	1.37	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.6%
2021	1.3%
2020	1.3%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,445,252	$29,260,402	1,957,471
Receivables: investments sold	-
Payables: investments purchased	(84,864)
Net assets	$30,360,388

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,360,388	18,190,537	$1.67
Band 100	-	-	1.70
Band 75	-	-	1.73
Band 50	-	-	1.76
Band 25	-	-	1.79
Band 0	-	-	1.82
Total	$30,360,388	18,190,537

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$512,186
Mortality & expense charges			(330,116)
Net investment income (loss)			182,070

Gain (loss) on investments:
Net realized gain (loss)			(104,826)
Realized gain distributions			472,044
Net change in unrealized appreciation (depreciation)			3,731,049
Net gain (loss)			4,098,267

Increase (decrease) in net assets from operations			$4,280,337

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$182,070	$78,879
Net realized gain (loss)		(104,826)	61,457
Realized gain distributions		472,044	1,027,349
Net change in unrealized appreciation (depreciation)		3,731,049	(6,587,272)

Increase (decrease) in net assets from operations		4,280,337	(5,419,587)

Contract owner transactions:
Proceeds from units sold		7,408,361	6,302,617
Cost of units redeemed		(5,622,223)	(5,306,864)
Account charges		(29,620)	(21,168)
Increase (decrease)		1,756,518	974,585
Net increase (decrease)		6,036,855	(4,445,002)
Net assets, beginning		24,323,533	28,768,535
Net assets, ending		$30,360,388	$24,323,533

Units sold		4,887,641	4,247,628
Units redeemed		(3,727,564)	(3,558,498)
Net increase (decrease)		1,160,077	689,130
Units outstanding, beginning		17,030,460	16,341,330
Units outstanding, ending		18,190,537	17,030,460

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$47,992,588
Cost of units redeemed/account charges			(24,186,703)
Net investment income (loss)			474,999
Net realized gain (loss)			1,648,671
Realized gain distributions			3,245,983
Net change in unrealized appreciation (depreciation)			1,184,850
Net assets			$30,360,388
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	18,191	$30,360	1.25%	16.9%	12/31/2023	$1.70	0	$0	1.00%	17.2%	12/31/2023	$1.73	0	$0	0.75%	17.4%
12/31/2022	1.43	17,030	24,324	1.25%	-18.9%	12/31/2022	1.45	0	0	1.00%	-18.7%	12/31/2022	1.47	0	0	0.75%	-18.5%
12/31/2021	1.76	16,341	28,769	1.25%	13.9%	12/31/2021	1.78	0	0	1.00%	14.1%	12/31/2021	1.81	0	0	0.75%	14.4%
12/31/2020	1.55	15,202	23,507	1.25%	15.6%	12/31/2020	1.56	0	0	1.00%	15.9%	12/31/2020	1.58	0	0	0.75%	16.2%
12/31/2019	1.34	11,994	16,045	1.25%	22.4%	12/31/2019	1.35	0	0	1.00%	22.7%	12/31/2019	1.36	0	0	0.75%	23.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	0	$0	0.50%	17.7%	12/31/2023	$1.79	0	$0	0.25%	18.0%	12/31/2023	$1.82	0	$0	0.00%	18.3%
12/31/2022	1.49	0	0	0.50%	-18.3%	12/31/2022	1.52	0	0	0.25%	-18.1%	12/31/2022	1.54	0	0	0.00%	-17.9%
12/31/2021	1.83	0	0	0.50%	14.7%	12/31/2021	1.85	0	0	0.25%	15.0%	12/31/2021	1.88	0	0	0.00%	15.3%
12/31/2020	1.59	0	0	0.50%	16.5%	12/31/2020	1.61	0	0	0.25%	16.7%	12/31/2020	1.63	0	0	0.00%	17.0%
12/31/2019	1.37	0	0	0.50%	23.3%	12/31/2019	1.38	0	0	0.25%	23.6%	12/31/2019	1.39	0	0	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.5%
2021	1.2%
2020	1.2%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2040 Fund I Class - 06-FGK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$32,252,999	$30,163,325	2,016,888
Receivables: investments sold	17,214
Payables: investments purchased	-
Net assets	$32,270,213

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$32,270,213	18,684,634	$1.73
Band 100	-	-	1.76
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.89
Total	$32,270,213	18,684,634

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$492,022
Mortality & expense charges			(356,371)
Net investment income (loss)			135,651

Gain (loss) on investments:
Net realized gain (loss)			45,103
Realized gain distributions			492,412
Net change in unrealized appreciation (depreciation)			4,183,027
Net gain (loss)			4,720,542

Increase (decrease) in net assets from operations			$4,856,193

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$135,651	$68,993
Net realized gain (loss)		45,103	260,061
Realized gain distributions		492,412	1,134,139
Net change in unrealized appreciation (depreciation)		4,183,027	(7,161,009)

Increase (decrease) in net assets from operations		4,856,193	(5,697,816)

Contract owner transactions:
Proceeds from units sold		5,660,699	8,416,516
Cost of units redeemed		(3,582,889)	(6,720,731)
Account charges		(35,595)	(29,061)
Increase (decrease)		2,042,215	1,666,724
Net increase (decrease)		6,898,408	(4,031,092)
Net assets, beginning		25,371,805	29,402,897
Net assets, ending		$32,270,213	$25,371,805

Units sold		3,566,858	5,623,869
Units redeemed		(2,263,161)	(4,412,114)
Net increase (decrease)		1,303,697	1,211,755
Units outstanding, beginning		17,380,937	16,169,182
Units outstanding, ending		18,684,634	17,380,937

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$48,329,486
Cost of units redeemed/account charges			(23,821,369)
Net investment income (loss)			341,916
Net realized gain (loss)			1,718,132
Realized gain distributions			3,612,374
Net change in unrealized appreciation (depreciation)			2,089,674
Net assets			$32,270,213
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	18,685	$32,270	1.25%	18.3%	12/31/2023	$1.76	0	$0	1.00%	18.6%	12/31/2023	$1.79	0	$0	0.75%	18.9%
12/31/2022	1.46	17,381	25,372	1.25%	-19.7%	12/31/2022	1.48	0	0	1.00%	-19.5%	12/31/2022	1.50	0	0	0.75%	-19.3%
12/31/2021	1.82	16,169	29,403	1.25%	15.1%	12/31/2021	1.84	0	0	1.00%	15.4%	12/31/2021	1.87	0	0	0.75%	15.7%
12/31/2020	1.58	15,543	24,549	1.25%	16.7%	12/31/2020	1.60	0	0	1.00%	17.0%	12/31/2020	1.61	0	0	0.75%	17.3%
12/31/2019	1.35	11,599	15,700	1.25%	23.3%	12/31/2019	1.36	0	0	1.00%	23.6%	12/31/2019	1.37	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	0	$0	0.50%	19.2%	12/31/2023	$1.85	0	$0	0.25%	19.5%	12/31/2023	$1.89	0	$0	0.00%	19.8%
12/31/2022	1.53	0	0	0.50%	-19.1%	12/31/2022	1.55	0	0	0.25%	-18.9%	12/31/2022	1.57	0	0	0.00%	-18.7%
12/31/2021	1.89	0	0	0.50%	16.0%	12/31/2021	1.91	0	0	0.25%	16.3%	12/31/2021	1.94	0	0	0.00%	16.6%
12/31/2020	1.63	0	0	0.50%	17.6%	12/31/2020	1.64	0	0	0.25%	17.9%	12/31/2020	1.66	0	0	0.00%	18.2%
12/31/2019	1.38	0	0	0.50%	24.3%	12/31/2019	1.40	0	0	0.25%	24.6%	12/31/2019	1.41	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.4%
2021	1.1%
2020	1.2%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2045 Fund I Class - 06-FGM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$30,220,971	$28,157,410	1,823,027
Receivables: investments sold	-
Payables: investments purchased	(159,244)
Net assets	$30,061,727

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$30,061,727	17,041,757	$1.76
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.89
Band 0	-	-	1.93
Total	$30,061,727	17,041,757

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$460,231
Mortality & expense charges			(324,248)
Net investment income (loss)			135,983

Gain (loss) on investments:
Net realized gain (loss)			10,858
Realized gain distributions			495,457
Net change in unrealized appreciation (depreciation)			3,932,043
Net gain (loss)			4,438,358

Increase (decrease) in net assets from operations			$4,574,341

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$135,983	$36,855
Net realized gain (loss)		10,858	213,825
Realized gain distributions		495,457	1,016,672
Net change in unrealized appreciation (depreciation)		3,932,043	(6,349,319)

Increase (decrease) in net assets from operations		4,574,341	(5,081,967)

Contract owner transactions:
Proceeds from units sold		6,633,950	6,952,990
Cost of units redeemed		(3,892,783)	(4,563,318)
Account charges		(36,215)	(24,970)
Increase (decrease)		2,704,952	2,364,702
Net increase (decrease)		7,279,293	(2,717,265)
Net assets, beginning		22,782,434	25,499,699
Net assets, ending		$30,061,727	$22,782,434

Units sold		4,090,292	4,640,417
Units redeemed		(2,435,397)	(3,034,368)
Net increase (decrease)		1,654,895	1,606,049
Units outstanding, beginning		15,386,862	13,780,813
Units outstanding, ending		17,041,757	15,386,862

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$42,268,322
Cost of units redeemed/account charges			(19,572,660)
Net investment income (loss)			241,244
Net realized gain (loss)			1,840,348
Realized gain distributions			3,220,912
Net change in unrealized appreciation (depreciation)			2,063,561
Net assets			$30,061,727
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	17,042	$30,062	1.25%	19.1%	12/31/2023	$1.80	0	$0	1.00%	19.4%	12/31/2023	$1.83	0	$0	0.75%	19.7%
12/31/2022	1.48	15,387	22,782	1.25%	-20.0%	12/31/2022	1.50	0	0	1.00%	-19.8%	12/31/2022	1.53	0	0	0.75%	-19.6%
12/31/2021	1.85	13,781	25,500	1.25%	16.0%	12/31/2021	1.87	0	0	1.00%	16.3%	12/31/2021	1.90	0	0	0.75%	16.5%
12/31/2020	1.60	13,670	21,812	1.25%	17.2%	12/31/2020	1.61	0	0	1.00%	17.5%	12/31/2020	1.63	0	0	0.75%	17.8%
12/31/2019	1.36	9,915	13,492	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	0	$0	0.50%	20.0%	12/31/2023	$1.89	0	$0	0.25%	20.3%	12/31/2023	$1.93	0	$0	0.00%	20.6%
12/31/2022	1.55	0	0	0.50%	-19.4%	12/31/2022	1.57	0	0	0.25%	-19.2%	12/31/2022	1.60	0	0	0.00%	-19.0%
12/31/2021	1.92	0	0	0.50%	16.8%	12/31/2021	1.95	0	0	0.25%	17.1%	12/31/2021	1.97	0	0	0.00%	17.4%
12/31/2020	1.64	0	0	0.50%	18.1%	12/31/2020	1.66	0	0	0.25%	18.4%	12/31/2020	1.68	0	0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.3%
2021	1.1%
2020	1.0%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2050 Fund I Class - 06-FGN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,663,185	$24,684,283	1,617,292
Receivables: investments sold	22,135
Payables: investments purchased	-
Net assets	$26,685,320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,685,320	15,093,473	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$26,685,320	15,093,473

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$410,793
Mortality & expense charges			(288,963)
Net investment income (loss)			121,830

Gain (loss) on investments:
Net realized gain (loss)			77,528
Realized gain distributions			458,306
Net change in unrealized appreciation (depreciation)			3,486,316
Net gain (loss)			4,022,150

Increase (decrease) in net assets from operations			$4,143,980

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$121,830	$25,817
Net realized gain (loss)		77,528	202,198
Realized gain distributions		458,306	833,899
Net change in unrealized appreciation (depreciation)		3,486,316	(5,789,243)

Increase (decrease) in net assets from operations		4,143,980	(4,727,329)

Contract owner transactions:
Proceeds from units sold		5,738,905	6,012,653
Cost of units redeemed		(3,032,700)	(4,759,463)
Account charges		(36,367)	(26,768)
Increase (decrease)		2,669,838	1,226,422
Net increase (decrease)		6,813,818	(3,500,907)
Net assets, beginning		19,871,502	23,372,409
Net assets, ending		$26,685,320	$19,871,502

Units sold		3,639,707	3,910,295
Units redeemed		(1,968,381)	(3,102,436)
Net increase (decrease)		1,671,326	807,859
Units outstanding, beginning		13,422,147	12,614,288
Units outstanding, ending		15,093,473	13,422,147

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$37,638,628
Cost of units redeemed/account charges			(17,106,667)
Net investment income (loss)			210,084
Net realized gain (loss)			1,180,695
Realized gain distributions			2,783,678
Net change in unrealized appreciation (depreciation)			1,978,902
Net assets			$26,685,320
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	15,093	$26,685	1.25%	19.4%	12/31/2023	$1.80	0	$0	1.00%	19.7%	12/31/2023	$1.83	0	$0	0.75%	20.0%
12/31/2022	1.48	13,422	19,872	1.25%	-20.1%	12/31/2022	1.50	0	0	1.00%	-19.9%	12/31/2022	1.53	0	0	0.75%	-19.7%
12/31/2021	1.85	12,614	23,372	1.25%	16.1%	12/31/2021	1.88	0	0	1.00%	16.4%	12/31/2021	1.90	0	0	0.75%	16.7%
12/31/2020	1.60	11,731	18,724	1.25%	17.2%	12/31/2020	1.61	0	0	1.00%	17.5%	12/31/2020	1.63	0	0	0.75%	17.8%
12/31/2019	1.36	8,072	10,989	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	0	$0	0.50%	20.3%	12/31/2023	$1.90	0	$0	0.25%	20.6%	12/31/2023	$1.93	0	$0	0.00%	20.9%
12/31/2022	1.55	0	0	0.50%	-19.5%	12/31/2022	1.57	0	0	0.25%	-19.3%	12/31/2022	1.60	0	0	0.00%	-19.1%
12/31/2021	1.92	0	0	0.50%	17.0%	12/31/2021	1.95	0	0	0.25%	17.2%	12/31/2021	1.97	0	0	0.00%	17.5%
12/31/2020	1.65	0	0	0.50%	18.1%	12/31/2020	1.66	0	0	0.25%	18.4%	12/31/2020	1.68	0	0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.3%	12/31/2019	1.41	0	0	0.00%	25.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.3%
2021	1.1%
2020	1.0%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2055 Fund I Class - 06-FGP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$16,455,538	$15,398,054	983,812
Receivables: investments sold	13,474
Payables: investments purchased	-
Net assets	$16,469,012

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$16,469,012	9,318,773	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$16,469,012	9,318,773

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$247,831
Mortality & expense charges			(171,114)
Net investment income (loss)			76,717

Gain (loss) on investments:
Net realized gain (loss)			23,642
Realized gain distributions			273,220
Net change in unrealized appreciation (depreciation)			2,080,875
Net gain (loss)			2,377,737

Increase (decrease) in net assets from operations			$2,454,454

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$76,717	$16,486
Net realized gain (loss)		23,642	95,588
Realized gain distributions		273,220	451,334
Net change in unrealized appreciation (depreciation)		2,080,875	(3,085,804)

Increase (decrease) in net assets from operations		2,454,454	(2,522,396)

Contract owner transactions:
Proceeds from units sold		4,602,133	4,262,655
Cost of units redeemed		(1,721,962)	(3,137,299)
Account charges		(27,075)	(19,964)
Increase (decrease)		2,853,096	1,105,392
Net increase (decrease)		5,307,550	(1,417,004)
Net assets, beginning		11,161,462	12,578,466
Net assets, ending		$16,469,012	$11,161,462

Units sold		2,869,113	2,786,221
Units redeemed		(1,093,351)	(2,033,308)
Net increase (decrease)		1,775,762	752,913
Units outstanding, beginning		7,543,011	6,790,098
Units outstanding, ending		9,318,773	7,543,011

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$25,088,433
Cost of units redeemed/account charges			(12,621,887)
Net investment income (loss)			127,253
Net realized gain (loss)			1,267,544
Realized gain distributions			1,550,185
Net change in unrealized appreciation (depreciation)			1,057,484
Net assets			$16,469,012
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	9,319	$16,469	1.25%	19.4%	12/31/2023	$1.80	0	$0	1.00%	19.7%	12/31/2023	$1.83	0	$0	0.75%	20.0%
12/31/2022	1.48	7,543	11,161	1.25%	-20.1%	12/31/2022	1.50	0	0	1.00%	-19.9%	12/31/2022	1.53	0	0	0.75%	-19.7%
12/31/2021	1.85	6,790	12,578	1.25%	16.1%	12/31/2021	1.88	0	0	1.00%	16.4%	12/31/2021	1.90	0	0	0.75%	16.7%
12/31/2020	1.60	7,127	11,370	1.25%	17.2%	12/31/2020	1.61	0	0	1.00%	17.5%	12/31/2020	1.63	0	0	0.75%	17.8%
12/31/2019	1.36	4,854	6,607	1.25%	24.0%	12/31/2019	1.37	0	0	1.00%	24.3%	12/31/2019	1.38	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	0	$0	0.50%	20.3%	12/31/2023	$1.90	0	$0	0.25%	20.6%	12/31/2023	$1.93	0	$0	0.00%	20.9%
12/31/2022	1.55	0	0	0.50%	-19.5%	12/31/2022	1.57	0	0	0.25%	-19.3%	12/31/2022	1.60	0	0	0.00%	-19.1%
12/31/2021	1.92	0	0	0.50%	17.0%	12/31/2021	1.95	0	0	0.25%	17.3%	12/31/2021	1.97	0	0	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	18.1%	12/31/2020	1.66	0	0	0.25%	18.4%	12/31/2020	1.68	0	0	0.00%	18.7%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.3%
2021	1.2%
2020	1.0%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2060 Fund I Class - 06-FGR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,022,278	$9,414,639	590,723
Receivables: investments sold	8,212
Payables: investments purchased	-
Net assets	$10,030,490

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,030,490	5,674,420	$1.77
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.90
Band 0	-	-	1.93
Total	$10,030,490	5,674,420

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$150,332
Mortality & expense charges			(101,112)
Net investment income (loss)			49,220

Gain (loss) on investments:
Net realized gain (loss)			15,171
Realized gain distributions			157,954
Net change in unrealized appreciation (depreciation)			1,233,335
Net gain (loss)			1,406,460

Increase (decrease) in net assets from operations			$1,455,680

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$49,220	$17,450
Net realized gain (loss)		15,171	3,297
Realized gain distributions		157,954	215,358
Net change in unrealized appreciation (depreciation)		1,233,335	(1,361,921)

Increase (decrease) in net assets from operations		1,455,680	(1,125,816)

Contract owner transactions:
Proceeds from units sold		3,674,641	3,500,138
Cost of units redeemed		(1,197,525)	(1,308,206)
Account charges		(29,006)	(23,353)
Increase (decrease)		2,448,110	2,168,579
Net increase (decrease)		3,903,790	1,042,763
Net assets, beginning		6,126,700	5,083,937
Net assets, ending		$10,030,490	$6,126,700

Units sold		2,288,635	2,274,876
Units redeemed		(754,389)	(879,432)
Net increase (decrease)		1,534,246	1,395,444
Units outstanding, beginning		4,140,174	2,744,730
Units outstanding, ending		5,674,420	4,140,174

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,007,915
Cost of units redeemed/account charges			(4,467,693)
Net investment income (loss)			74,813
Net realized gain (loss)			228,736
Realized gain distributions			579,080
Net change in unrealized appreciation (depreciation)			607,639
Net assets			$10,030,490
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	5,674	$10,030	1.25%	19.5%	12/31/2023	$1.80	0	$0	1.00%	19.7%	12/31/2023	$1.83	0	$0	0.75%	20.0%
12/31/2022	1.48	4,140	6,127	1.25%	-20.1%	12/31/2022	1.50	0	0	1.00%	-19.9%	12/31/2022	1.53	0	0	0.75%	-19.7%
12/31/2021	1.85	2,745	5,084	1.25%	16.1%	12/31/2021	1.88	0	0	1.00%	16.4%	12/31/2021	1.90	0	0	0.75%	16.7%
12/31/2020	1.60	2,022	3,227	1.25%	17.3%	12/31/2020	1.61	0	0	1.00%	17.6%	12/31/2020	1.63	0	0	0.75%	17.9%
12/31/2019	1.36	876	1,192	1.25%	23.9%	12/31/2019	1.37	0	0	1.00%	24.2%	12/31/2019	1.38	0	0	0.75%	24.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	0	$0	0.50%	20.3%	12/31/2023	$1.90	0	$0	0.25%	20.6%	12/31/2023	$1.93	0	$0	0.00%	20.9%
12/31/2022	1.55	0	0	0.50%	-19.5%	12/31/2022	1.57	0	0	0.25%	-19.3%	12/31/2022	1.60	0	0	0.00%	-19.1%
12/31/2021	1.92	0	0	0.50%	17.0%	12/31/2021	1.95	0	0	0.25%	17.3%	12/31/2021	1.97	0	0	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	18.2%	12/31/2020	1.66	0	0	0.25%	18.5%	12/31/2020	1.68	0	0	0.00%	18.8%
12/31/2019	1.39	0	0	0.50%	24.9%	12/31/2019	1.40	0	0	0.25%	25.2%	12/31/2019	1.41	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.5%
2021	1.2%
2020	1.2%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Financial Services Fund I Class - 06-GPC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,440	$24,111	739
Receivables: investments sold	-
Payables: investments purchased	(385)
Net assets	$26,055

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,055	15,848	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.69
Band 50	-	-	1.72
Band 25	-	-	1.75
Band 0	-	-	1.77
Total	$26,055	15,848

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$571
Mortality & expense charges			(419)
Net investment income (loss)			152

Gain (loss) on investments:
Net realized gain (loss)			(5,875)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,299
Net gain (loss)			424

Increase (decrease) in net assets from operations			$576

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$152	$616
Net realized gain (loss)		(5,875)	(3,190)
Realized gain distributions		-	49
Net change in unrealized appreciation (depreciation)		6,299	(5,566)

Increase (decrease) in net assets from operations		576	(8,091)

Contract owner transactions:
Proceeds from units sold		11,600	67,947
Cost of units redeemed		(41,001)	(74,367)
Account charges		(44)	(20)
Increase (decrease)		(29,445)	(6,440)
Net increase (decrease)		(28,869)	(14,531)
Net assets, beginning		54,924	69,455
Net assets, ending		$26,055	$54,924

Units sold		8,163	78,572
Units redeemed		(30,293)	(82,888)
Net increase (decrease)		(22,130)	(4,316)
Units outstanding, beginning		37,978	42,294
Units outstanding, ending		15,848	37,978

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$192,539
Cost of units redeemed/account charges			(167,514)
Net investment income (loss)			861
Net realized gain (loss)			(3,596)
Realized gain distributions			1,436
Net change in unrealized appreciation (depreciation)			2,329
Net assets			$26,055
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	16	$26	1.25%	13.7%	12/31/2023	$1.67	0	$0	1.00%	14.0%	12/31/2023	$1.69	0	$0	0.75%	14.2%
12/31/2022	1.45	38	55	1.25%	-11.9%	12/31/2022	1.46	0	0	1.00%	-11.7%	12/31/2022	1.48	0	0	0.75%	-11.5%
12/31/2021	1.64	42	69	1.25%	36.3%	12/31/2021	1.66	0	0	1.00%	36.6%	12/31/2021	1.68	0	0	0.75%	37.0%
12/31/2020	1.20	2	3	1.25%	4.3%	12/31/2020	1.21	0	0	1.00%	4.5%	12/31/2020	1.22	0	0	0.75%	4.8%
12/31/2019	1.16	1	1	1.25%	28.3%	12/31/2019	1.16	0	0	1.00%	28.6%	12/31/2019	1.17	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.72	0	$0	0.50%	14.5%	12/31/2023	$1.75	0	$0	0.25%	14.8%	12/31/2023	$1.77	0	$0	0.00%	15.1%
12/31/2022	1.50	0	0	0.50%	-11.3%	12/31/2022	1.52	0	0	0.25%	-11.1%	12/31/2022	1.54	0	0	0.00%	-10.8%
12/31/2021	1.69	0	0	0.50%	37.3%	12/31/2021	1.71	0	0	0.25%	37.7%	12/31/2021	1.73	0	0	0.00%	38.0%
12/31/2020	1.23	0	0	0.50%	5.0%	12/31/2020	1.24	0	0	0.25%	5.3%	12/31/2020	1.25	0	0	0.00%	5.6%
12/31/2019	1.17	0	0	0.50%	29.3%	12/31/2019	1.18	0	0	0.25%	29.6%	12/31/2019	1.19	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	2.1%
2021	2.4%
2020	2.2%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Real Estate Fund I Class - 06-GFP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.18
Band 100	-	-	1.20
Band 75	-	-	1.22
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$954,040
Cost of units redeemed/account charges			(949,943)
Net investment income (loss)			11,303
Net realized gain (loss)			(95,201)
Realized gain distributions			79,801
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	1.25%	12.0%	12/31/2023	$1.20	0	$0	1.00%	12.3%	12/31/2023	$1.22	0	$0	0.75%	12.5%
12/31/2022	1.05	0	0	1.25%	-26.7%	12/31/2022	1.07	0	0	1.00%	-26.5%	12/31/2022	1.08	0	0	0.75%	-26.3%
12/31/2021	1.43	0	0	1.25%	45.7%	12/31/2021	1.45	0	0	1.00%	46.1%	12/31/2021	1.47	0	0	0.75%	46.4%
12/31/2020	0.98	159	156	1.25%	-12.4%	12/31/2020	0.99	0	0	1.00%	-12.2%	12/31/2020	1.00	0	0	0.75%	-11.9%
12/31/2019	1.12	214	240	1.25%	21.1%	12/31/2019	1.13	0	0	1.00%	21.4%	12/31/2019	1.14	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	12.8%	12/31/2023	$1.26	0	$0	0.25%	13.1%	12/31/2023	$1.28	0	$0	0.00%	13.4%
12/31/2022	1.10	0	0	0.50%	-26.1%	12/31/2022	1.11	0	0	0.25%	-25.9%	12/31/2022	1.13	0	0	0.00%	-25.8%
12/31/2021	1.48	0	0	0.50%	46.8%	12/31/2021	1.50	0	0	0.25%	47.2%	12/31/2021	1.52	0	0	0.00%	47.5%
12/31/2020	1.01	0	0	0.50%	-11.7%	12/31/2020	1.02	0	0	0.25%	-11.5%	12/31/2020	1.03	0	0	0.00%	-11.3%
12/31/2019	1.14	0	0	0.50%	22.1%	12/31/2019	1.15	0	0	0.25%	22.4%	12/31/2019	1.16	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.9%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2005 Fund I Class - 06-GCN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$727,345	$758,490	64,833
Receivables: investments sold	2,032
Payables: investments purchased	-
Net assets	$729,377

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$729,377	580,710	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$729,377	580,710

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19,183
Mortality & expense charges			(8,976)
Net investment income (loss)			10,207

Gain (loss) on investments:
Net realized gain (loss)			(14,201)
Realized gain distributions			8,606
Net change in unrealized appreciation (depreciation)			67,553
Net gain (loss)			61,958

Increase (decrease) in net assets from operations			$72,165

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$10,207	$15,882
Net realized gain (loss)		(14,201)	69
Realized gain distributions		8,606	31,529
Net change in unrealized appreciation (depreciation)		67,553	(126,149)

Increase (decrease) in net assets from operations		72,165	(78,669)

Contract owner transactions:
Proceeds from units sold		49,253	576,510
Cost of units redeemed		(127,614)	(200,916)
Account charges		(845)	(557)
Increase (decrease)		(79,206)	375,037
Net increase (decrease)		(7,041)	296,368
Net assets, beginning		736,418	440,050
Net assets, ending		$729,377	$736,418

Units sold		41,535	481,242
Units redeemed		(109,695)	(163,557)
Net increase (decrease)		(68,160)	317,685
Units outstanding, beginning		648,870	331,185
Units outstanding, ending		580,710	648,870

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,472,852
Cost of units redeemed/account charges			(819,258)
Net investment income (loss)			38,990
Net realized gain (loss)			(4,791)
Realized gain distributions			72,729
Net change in unrealized appreciation (depreciation)			(31,145)
Net assets			$729,377
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	581	$729	1.25%	10.7%	12/31/2023	$1.28	0	$0	1.00%	10.9%	12/31/2023	$1.30	0	$0	0.75%	11.2%
12/31/2022	1.13	649	736	1.25%	-14.6%	12/31/2022	1.15	0	0	1.00%	-14.4%	12/31/2022	1.17	0	0	0.75%	-14.2%
12/31/2021	1.33	331	440	1.25%	6.8%	12/31/2021	1.34	0	0	1.00%	7.1%	12/31/2021	1.36	0	0	0.75%	7.4%
12/31/2020	1.24	331	411	1.25%	10.1%	12/31/2020	1.25	0	0	1.00%	10.4%	12/31/2020	1.27	0	0	0.75%	10.7%
12/31/2019	1.13	244	275	1.25%	13.7%	12/31/2019	1.14	0	0	1.00%	14.0%	12/31/2019	1.14	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	11.5%	12/31/2023	$1.34	0	$0	0.25%	11.8%	12/31/2023	$1.36	0	$0	0.00%	12.1%
12/31/2022	1.18	0	0	0.50%	-13.9%	12/31/2022	1.20	0	0	0.25%	-13.7%	12/31/2022	1.22	0	0	0.00%	-13.5%
12/31/2021	1.37	0	0	0.50%	7.6%	12/31/2021	1.39	0	0	0.25%	7.9%	12/31/2021	1.41	0	0	0.00%	8.2%
12/31/2020	1.28	0	0	0.50%	11.0%	12/31/2020	1.29	0	0	0.25%	11.2%	12/31/2020	1.30	0	0	0.00%	11.5%
12/31/2019	1.15	0	0	0.50%	14.6%	12/31/2019	1.16	0	0	0.25%	14.9%	12/31/2019	1.17	0	0	0.00%	15.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	3.8%
2021	2.1%
2020	2.3%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Retirement 2010 Fund I Class - 06-GCP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$622,832	$645,601	53,606
Receivables: investments sold	69
Payables: investments purchased	-
Net assets	$622,901

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$622,901	484,679	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$622,901	484,679

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$16,352
Mortality & expense charges			(8,474)
Net investment income (loss)			7,878

Gain (loss) on investments:
Net realized gain (loss)			(11,713)
Realized gain distributions			6,604
Net change in unrealized appreciation (depreciation)			68,975
Net gain (loss)			63,866

Increase (decrease) in net assets from operations			$71,744

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,878	$10,351
Net realized gain (loss)		(11,713)	(55,454)
Realized gain distributions		6,604	30,322
Net change in unrealized appreciation (depreciation)		68,975	(100,086)

Increase (decrease) in net assets from operations		71,744	(114,867)

Contract owner transactions:
Proceeds from units sold		106,997	353,808
Cost of units redeemed		(190,744)	(340,728)
Account charges		(489)	(670)
Increase (decrease)		(84,236)	12,410
Net increase (decrease)		(12,492)	(102,457)
Net assets, beginning		635,393	737,850
Net assets, ending		$622,901	$635,393

Units sold		88,598	448,913
Units redeemed		(153,465)	(442,241)
Net increase (decrease)		(64,867)	6,672
Units outstanding, beginning		549,546	542,874
Units outstanding, ending		484,679	549,546

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,104,670
Cost of units redeemed/account charges			(2,570,579)
Net investment income (loss)			30,350
Net realized gain (loss)			(2,051)
Realized gain distributions			83,280
Net change in unrealized appreciation (depreciation)			(22,769)
Net assets			$622,901
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	485	$623	1.25%	11.2%	12/31/2023	$1.31	0	$0	1.00%	11.4%	12/31/2023	$1.33	0	$0	0.75%	11.7%
12/31/2022	1.16	550	635	1.25%	-14.9%	12/31/2022	1.17	0	0	1.00%	-14.7%	12/31/2022	1.19	0	0	0.75%	-14.5%
12/31/2021	1.36	543	738	1.25%	7.6%	12/31/2021	1.37	0	0	1.00%	7.9%	12/31/2021	1.39	0	0	0.75%	8.2%
12/31/2020	1.26	347	438	1.25%	10.7%	12/31/2020	1.27	0	0	1.00%	10.9%	12/31/2020	1.29	0	0	0.75%	11.2%
12/31/2019	1.14	192	219	1.25%	14.9%	12/31/2019	1.15	0	0	1.00%	15.2%	12/31/2019	1.16	0	0	0.75%	15.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	12.0%	12/31/2023	$1.37	0	$0	0.25%	12.3%	12/31/2023	$1.39	0	$0	0.00%	12.5%
12/31/2022	1.21	0	0	0.50%	-14.3%	12/31/2022	1.22	0	0	0.25%	-14.1%	12/31/2022	1.24	0	0	0.00%	-13.9%
12/31/2021	1.41	0	0	0.50%	8.4%	12/31/2021	1.42	0	0	0.25%	8.7%	12/31/2021	1.44	0	0	0.00%	9.0%
12/31/2020	1.30	0	0	0.50%	11.5%	12/31/2020	1.31	0	0	0.25%	11.8%	12/31/2020	1.32	0	0	0.00%	12.1%
12/31/2019	1.16	0	0	0.50%	15.7%	12/31/2019	1.17	0	0	0.25%	16.0%	12/31/2019	1.18	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.7%
2021	2.4%
2020	2.3%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price New America Growth Fund I Class - 06-3CY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,732,508	$1,592,347	27,146
Receivables: investments sold	2,401
Payables: investments purchased	-
Net assets	$1,734,909

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,734,909	857,823	$2.02
Band 100	-	-	2.05
Band 75	-	-	2.08
Band 50	-	-	2.11
Band 25	-	-	2.14
Band 0	-	-	2.17
Total	$1,734,909	857,823

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,451
Mortality & expense charges			(11,413)
Net investment income (loss)			(5,962)

Gain (loss) on investments:
Net realized gain (loss)			7,270
Realized gain distributions			80,599
Net change in unrealized appreciation (depreciation)			140,161
Net gain (loss)			228,030

Increase (decrease) in net assets from operations			$222,068

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,962)	$-
Net realized gain (loss)		7,270	-
Realized gain distributions		80,599	-
Net change in unrealized appreciation (depreciation)		140,161	-

Increase (decrease) in net assets from operations		222,068	-

Contract owner transactions:
Proceeds from units sold		1,726,996	-
Cost of units redeemed		(213,469)	-
Account charges		(686)	-
Increase (decrease)		1,512,841	-
Net increase (decrease)		1,734,909	-
Net assets, beginning		-	-
Net assets, ending		$1,734,909	$-

Units sold		977,374	-
Units redeemed		(119,551)	-
Net increase (decrease)		857,823	-
Units outstanding, beginning		-	-
Units outstanding, ending		857,823	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,726,996
Cost of units redeemed/account charges			(214,155)
Net investment income (loss)			(5,962)
Net realized gain (loss)			7,270
Realized gain distributions			80,599
Net change in unrealized appreciation (depreciation)			140,161
Net assets			$1,734,909
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.02	858	$1,735	1.25%	27.6%	12/31/2023	$2.05	0	$0	1.00%	27.9%	12/31/2023	$2.08	0	$0	0.75%	28.2%
12/31/2022	1.59	0	0	1.25%	-22.2%	12/31/2022	1.60	0	0	1.00%	-22.0%	12/31/2022	1.62	0	0	0.75%	-21.8%
12/31/2021	2.04	0	0	1.25%	19.5%	12/31/2021	2.05	0	0	1.00%	19.8%	12/31/2021	2.07	0	0	0.75%	20.1%
12/31/2020	1.70	0	0	1.25%	43.1%	12/31/2020	1.72	0	0	1.00%	43.5%	12/31/2020	1.73	0	0	0.75%	43.8%
12/31/2019	1.19	0	0	1.25%	33.5%	12/31/2019	1.20	0	0	1.00%	33.8%	12/31/2019	1.20	0	0	0.75%	34.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.11	0	$0	0.50%	28.5%	12/31/2023	$2.14	0	$0	0.25%	28.9%	12/31/2023	$2.17	0	$0	0.00%	29.2%
12/31/2022	1.64	0	0	0.50%	-21.6%	12/31/2022	1.66	0	0	0.25%	-21.4%	12/31/2022	1.68	0	0	0.00%	-21.2%
12/31/2021	2.09	0	0	0.50%	20.4%	12/31/2021	2.11	0	0	0.25%	20.7%	12/31/2021	2.13	0	0	0.00%	21.0%
12/31/2020	1.74	0	0	0.50%	44.2%	12/31/2020	1.75	0	0	0.25%	44.5%	12/31/2020	1.76	0	0	0.00%	44.9%
12/31/2019	1.20	0	0	0.50%	34.5%	12/31/2019	1.21	0	0	0.25%	34.8%	12/31/2019	1.21	0	0	0.00%	35.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Dividend Growth Fund I Class - 06-3W9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$956,706	$859,816	13,490
Receivables: investments sold	-
Payables: investments purchased	(2,005)
Net assets	$954,701

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$954,701	593,473	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.69
Band 0	-	-	1.71
Total	$954,701	593,473

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,825
Mortality & expense charges			(10,959)
Net investment income (loss)			866

Gain (loss) on investments:
Net realized gain (loss)			19,832
Realized gain distributions			15,150
Net change in unrealized appreciation (depreciation)			70,333
Net gain (loss)			105,315

Increase (decrease) in net assets from operations			$106,181

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$866	$1,108
Net realized gain (loss)		19,832	18,502
Realized gain distributions		15,150	23,210
Net change in unrealized appreciation (depreciation)		70,333	(64,055)

Increase (decrease) in net assets from operations		106,181	(21,235)

Contract owner transactions:
Proceeds from units sold		214,766	693,391
Cost of units redeemed		(240,407)	(140,611)
Account charges		(1,459)	(1,252)
Increase (decrease)		(27,100)	551,528
Net increase (decrease)		79,081	530,293
Net assets, beginning		875,620	345,327
Net assets, ending		$954,701	$875,620

Units sold		159,075	498,404
Units redeemed		(177,295)	(100,901)
Net increase (decrease)		(18,220)	397,503
Units outstanding, beginning		611,693	214,190
Units outstanding, ending		593,473	611,693

* Date of Fund Inception into Variable Account: 3 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,461,092
Cost of units redeemed/account charges			(730,032)
Net investment income (loss)			1,259
Net realized gain (loss)			82,966
Realized gain distributions			42,526
Net change in unrealized appreciation (depreciation)			96,890
Net assets			$954,701
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	593	$955	1.25%	12.4%	12/31/2023	$1.63	0	$0	1.00%	12.7%	12/31/2023	$1.65	0	$0	0.75%	12.9%
12/31/2022	1.43	612	876	1.25%	-11.2%	12/31/2022	1.45	0	0	1.00%	-11.0%	12/31/2022	1.46	0	0	0.75%	-10.8%
12/31/2021	1.61	214	345	1.25%	24.6%	12/31/2021	1.62	0	0	1.00%	24.9%	12/31/2021	1.63	0	0	0.75%	25.3%
12/31/2020	1.29	284	367	1.25%	12.7%	12/31/2020	1.30	0	0	1.00%	12.9%	12/31/2020	1.31	0	0	0.75%	13.2%
12/31/2019	1.15	0	0	1.25%	14.8%	12/31/2019	1.15	0	0	1.00%	15.0%	12/31/2019	1.15	0	0	0.75%	15.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	13.2%	12/31/2023	$1.69	0	$0	0.25%	13.5%	12/31/2023	$1.71	0	$0	0.00%	13.8%
12/31/2022	1.47	0	0	0.50%	-10.5%	12/31/2022	1.49	0	0	0.25%	-10.3%	12/31/2022	1.50	0	0	0.00%	-10.1%
12/31/2021	1.65	0	0	0.50%	25.6%	12/31/2021	1.66	0	0	0.25%	25.9%	12/31/2021	1.67	0	0	0.00%	26.2%
12/31/2020	1.31	0	0	0.50%	13.5%	12/31/2020	1.32	0	0	0.25%	13.8%	12/31/2020	1.32	0	0	0.00%	14.1%
12/31/2019	1.15	0	0	0.50%	15.5%	12/31/2019	1.16	0	0	0.25%	15.7%	12/31/2019	1.16	0	0	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.3%
2021	0.8%
2020	1.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowe Price Global Alloc Adv Advisor Class - 06-47X (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.23
Band 75	-	-	1.24
Band 50	-	-	1.26
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	1.25%	12.1%	12/31/2023	$1.23	0	$0	1.00%	12.3%	12/31/2023	$1.24	0	$0	0.75%	12.6%
12/31/2022	1.09	0	0	1.25%	-15.8%	12/31/2022	1.10	0	0	1.00%	-15.6%	12/31/2022	1.10	0	0	0.75%	-15.4%
12/31/2021	1.29	0	0	1.25%	7.5%	12/31/2021	1.30	0	0	1.00%	7.8%	12/31/2021	1.31	0	0	0.75%	8.0%
12/31/2020	1.20	0	0	1.25%	13.0%	12/31/2020	1.20	0	0	1.00%	13.3%	12/31/2020	1.21	0	0	0.75%	13.6%
12/31/2019	1.06	0	0	1.25%	6.2%	12/31/2019	1.06	0	0	1.00%	6.3%	12/31/2019	1.06	0	0	0.75%	6.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	12.9%	12/31/2023	$1.27	0	$0	0.25%	13.2%	12/31/2023	$1.28	0	$0	0.00%	13.5%
12/31/2022	1.11	0	0	0.50%	-15.2%	12/31/2022	1.12	0	0	0.25%	-15.0%	12/31/2022	1.13	0	0	0.00%	-14.8%
12/31/2021	1.31	0	0	0.50%	8.3%	12/31/2021	1.32	0	0	0.25%	8.6%	12/31/2021	1.33	0	0	0.00%	8.9%
12/31/2020	1.21	0	0	0.50%	13.9%	12/31/2020	1.22	0	0	0.25%	14.2%	12/31/2020	1.22	0	0	0.00%	14.4%
12/31/2019	1.06	0	0	0.50%	6.5%	12/31/2019	1.07	0	0	0.25%	6.6%	12/31/2019	1.07	0	0	0.00%	6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Overseas Stock Fund I Class - 06-3RR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,392,588	$1,247,130	111,188
Receivables: investments sold	-
Payables: investments purchased	(4,955)
Net assets	$1,387,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,387,633	1,037,225	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.42
Total	$1,387,633	1,037,225

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$31,439
Mortality & expense charges			(15,278)
Net investment income (loss)			16,161

Gain (loss) on investments:
Net realized gain (loss)			1,746
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			155,961
Net gain (loss)			157,707

Increase (decrease) in net assets from operations			$173,868

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,161	$20,795
Net realized gain (loss)		1,746	(9,704)
Realized gain distributions		-	860
Net change in unrealized appreciation (depreciation)		155,961	(11,257)

Increase (decrease) in net assets from operations		173,868	694

Contract owner transactions:
Proceeds from units sold		182,149	1,221,664
Cost of units redeemed		(56,455)	(155,731)
Account charges		(290)	(136)
Increase (decrease)		125,404	1,065,797
Net increase (decrease)		299,272	1,066,491
Net assets, beginning		1,088,361	21,870
Net assets, ending		$1,387,633	$1,088,361

Units sold		145,258	1,056,946
Units redeemed		(44,571)	(136,136)
Net increase (decrease)		100,687	920,810
Units outstanding, beginning		936,538	15,728
Units outstanding, ending		1,037,225	936,538

* Date of Fund Inception into Variable Account: 1 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,549,086
Cost of units redeemed/account charges			(338,141)
Net investment income (loss)			36,764
Net realized gain (loss)			(6,394)
Realized gain distributions			860
Net change in unrealized appreciation (depreciation)			145,458
Net assets			$1,387,633
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	1,037	$1,388	1.25%	15.1%	12/31/2023	$1.35	0	$0	1.00%	15.4%	12/31/2023	$1.37	0	$0	0.75%	15.7%
12/31/2022	1.16	937	1,088	1.25%	-16.4%	12/31/2022	1.17	0	0	1.00%	-16.2%	12/31/2022	1.19	0	0	0.75%	-16.0%
12/31/2021	1.39	16	22	1.25%	11.0%	12/31/2021	1.40	0	0	1.00%	11.3%	12/31/2021	1.41	0	0	0.75%	11.6%
12/31/2020	1.25	0	0	1.25%	8.0%	12/31/2020	1.26	0	0	1.00%	8.2%	12/31/2020	1.26	0	0	0.75%	8.5%
12/31/2019	1.16	0	0	1.25%	16.0%	12/31/2019	1.16	0	0	1.00%	16.3%	12/31/2019	1.17	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	16.0%	12/31/2023	$1.41	0	$0	0.25%	16.3%	12/31/2023	$1.42	0	$0	0.00%	16.6%
12/31/2022	1.20	0	0	0.50%	-15.8%	12/31/2022	1.21	0	0	0.25%	-15.6%	12/31/2022	1.22	0	0	0.00%	-15.4%
12/31/2021	1.42	0	0	0.50%	11.9%	12/31/2021	1.43	0	0	0.25%	12.1%	12/31/2021	1.44	0	0	0.00%	12.4%
12/31/2020	1.27	0	0	0.50%	8.8%	12/31/2020	1.28	0	0	0.25%	9.0%	12/31/2020	1.28	0	0	0.00%	9.3%
12/31/2019	1.17	0	0	0.50%	16.8%	12/31/2019	1.17	0	0	0.25%	17.1%	12/31/2019	1.17	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	4.9%
2021	7.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price New Horizons Fund IS Class - 06-3XK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$258,257	$220,990	4,094
Receivables: investments sold	-
Payables: investments purchased	(26,767)
Net assets	$231,490

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$231,490	164,518	$1.41
Band 100	-	-	1.42
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$231,490	164,518

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,180)
Net investment income (loss)			(3,180)

Gain (loss) on investments:
Net realized gain (loss)			3,801
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			46,211
Net gain (loss)			50,012

Increase (decrease) in net assets from operations			$46,832

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,180)	$(647)
Net realized gain (loss)		3,801	(464)
Realized gain distributions		-	11,794
Net change in unrealized appreciation (depreciation)		46,211	(8,861)

Increase (decrease) in net assets from operations		46,832	1,822

Contract owner transactions:
Proceeds from units sold		21,942	540,449
Cost of units redeemed		(104,288)	(275,797)
Account charges		(6)	(8)
Increase (decrease)		(82,352)	264,644
Net increase (decrease)		(35,520)	266,466
Net assets, beginning		267,010	544
Net assets, ending		$231,490	$267,010

Units sold		17,201	454,578
Units redeemed		(80,366)	(227,184)
Net increase (decrease)		(63,165)	227,394
Units outstanding, beginning		227,683	289
Units outstanding, ending		164,518	227,683

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$563,028
Cost of units redeemed/account charges			(380,186)
Net investment income (loss)			(3,827)
Net realized gain (loss)			3,340
Realized gain distributions			11,868
Net change in unrealized appreciation (depreciation)			37,267
Net assets			$231,490
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	165	$231	1.25%	20.0%	12/31/2023	$1.42	0	$0	1.00%	20.3%	12/31/2023	$1.44	0	$0	0.75%	20.6%
12/31/2022	1.17	228	267	1.25%	-37.7%	12/31/2022	1.18	0	0	1.00%	-37.5%	12/31/2022	1.19	0	0	0.75%	-37.4%
12/31/2021	1.88	0	1	1.25%	8.5%	12/31/2021	1.89	0	0	1.00%	8.7%	12/31/2021	1.91	0	0	0.75%	9.0%
12/31/2020	1.74	0	0	1.25%	56.0%	12/31/2020	1.74	0	0	1.00%	56.3%	12/31/2020	1.75	0	0	0.75%	56.7%
12/31/2019	1.11	0	0	1.25%	11.3%	12/31/2019	1.11	0	0	1.00%	11.4%	12/31/2019	1.12	0	0	0.75%	11.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	20.9%	12/31/2023	$1.47	0	$0	0.25%	21.2%	12/31/2023	$1.49	0	$0	0.00%	21.5%
12/31/2022	1.20	0	0	0.50%	-37.2%	12/31/2022	1.22	0	0	0.25%	-37.1%	12/31/2022	1.23	0	0	0.00%	-36.9%
12/31/2021	1.92	0	0	0.50%	9.3%	12/31/2021	1.93	0	0	0.25%	9.5%	12/31/2021	1.94	0	0	0.00%	9.8%
12/31/2020	1.76	0	0	0.50%	57.1%	12/31/2020	1.76	0	0	0.25%	57.5%	12/31/2020	1.77	0	0	0.00%	57.9%
12/31/2019	1.12	0	0	0.50%	11.8%	12/31/2019	1.12	0	0	0.25%	11.9%	12/31/2019	1.12	0	0	0.00%	12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TRowe Price Global Alloc I Class - 06-47W

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$181,301	$187,100	12,746
Receivables: investments sold	332
Payables: investments purchased	-
Net assets	$181,633

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$181,633	146,613	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.29
Band 0	-	-	1.31
Total	$181,633	146,613

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,039
Mortality & expense charges			(1,930)
Net investment income (loss)			3,109

Gain (loss) on investments:
Net realized gain (loss)			(520)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,379
Net gain (loss)			15,859

Increase (decrease) in net assets from operations			$18,968

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,109	$582
Net realized gain (loss)		(520)	(1,542)
Realized gain distributions		-	1,458
Net change in unrealized appreciation (depreciation)		16,379	(19,222)

Increase (decrease) in net assets from operations		18,968	(18,724)

Contract owner transactions:
Proceeds from units sold		63,895	6,140
Cost of units redeemed		(1,674)	(11,318)
Account charges		(148)	-
Increase (decrease)		62,073	(5,178)
Net increase (decrease)		81,041	(23,902)
Net assets, beginning		100,592	124,494
Net assets, ending		$181,633	$100,592

Units sold		56,775	5,399
Units redeemed		(1,583)	(9,523)
Net increase (decrease)		55,192	(4,124)
Units outstanding, beginning		91,421	95,545
Units outstanding, ending		146,613	91,421

* Date of Fund Inception into Variable Account: 8 /30 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$347,310
Cost of units redeemed/account charges			(172,649)
Net investment income (loss)			3,667
Net realized gain (loss)			68
Realized gain distributions			9,036
Net change in unrealized appreciation (depreciation)			(5,799)
Net assets			$181,633
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	147	$182	1.25%	12.6%	12/31/2023	$1.25	0	$0	1.00%	12.9%	12/31/2023	$1.27	0	$0	0.75%	13.2%
12/31/2022	1.10	91	101	1.25%	-15.6%	12/31/2022	1.11	0	0	1.00%	-15.3%	12/31/2022	1.12	0	0	0.75%	-15.1%
12/31/2021	1.30	96	124	1.25%	7.9%	12/31/2021	1.31	0	0	1.00%	8.2%	12/31/2021	1.32	0	0	0.75%	8.5%
12/31/2020	1.21	14	17	1.25%	13.5%	12/31/2020	1.21	0	0	1.00%	13.8%	12/31/2020	1.22	0	0	0.75%	14.0%
12/31/2019	1.06	0	0	1.25%	6.4%	12/31/2019	1.06	0	0	1.00%	6.5%	12/31/2019	1.07	0	0	0.75%	6.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	13.4%	12/31/2023	$1.29	0	$0	0.25%	13.7%	12/31/2023	$1.31	0	$0	0.00%	14.0%
12/31/2022	1.13	0	0	0.50%	-14.9%	12/31/2022	1.14	0	0	0.25%	-14.7%	12/31/2022	1.15	0	0	0.00%	-14.5%
12/31/2021	1.33	0	0	0.50%	8.8%	12/31/2021	1.33	0	0	0.25%	9.0%	12/31/2021	1.34	0	0	0.00%	9.3%
12/31/2020	1.22	0	0	0.50%	14.3%	12/31/2020	1.22	0	0	0.25%	14.6%	12/31/2020	1.23	0	0	0.00%	14.9%
12/31/2019	1.07	0	0	0.50%	6.7%	12/31/2019	1.07	0	0	0.25%	6.7%	12/31/2019	1.07	0	0	0.00%	6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	1.7%
2021	1.8%
2020	1.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Blue Chip Growth Fund R Class - 06-720

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,610,320	$13,239,798	107,398
Receivables: investments sold	-
Payables: investments purchased	(6,288)
Net assets	$14,604,032

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,146,414	2,442,802	$5.79
Band 100	457,618	75,114	6.09
Band 75	-	-	6.41
Band 50	-	-	6.74
Band 25	-	-	7.09
Band 0	-	-	7.46
Total	$14,604,032	2,517,916

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(147,387)
Net investment income (loss)			(147,387)

Gain (loss) on investments:
Net realized gain (loss)			(151,108)
Realized gain distributions			535,942
Net change in unrealized appreciation (depreciation)			3,955,101
Net gain (loss)			4,339,935

Increase (decrease) in net assets from operations			$4,192,548

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(147,387)	$(159,435)
Net realized gain (loss)		(151,108)	(11,868)
Realized gain distributions		535,942	534,696
Net change in unrealized appreciation (depreciation)		3,955,101	(7,519,203)

Increase (decrease) in net assets from operations		4,192,548	(7,155,810)

Contract owner transactions:
Proceeds from units sold		4,343,637	2,284,022
Cost of units redeemed		(2,770,835)	(5,171,770)
Account charges		(4,858)	(4,462)
Increase (decrease)		1,567,944	(2,892,210)
Net increase (decrease)		5,760,492	(10,048,020)
Net assets, beginning		8,843,540	18,891,560
Net assets, ending		$14,604,032	$8,843,540

Units sold		852,299	479,636
Units redeemed		(572,254)	(1,125,946)
Net increase (decrease)		280,045	(646,310)
Units outstanding, beginning		2,237,871	2,884,181
Units outstanding, ending		2,517,916	2,237,871

* Date of Fund Inception into Variable Account: 9 /15 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$82,249,231
Cost of units redeemed/account charges			(90,602,961)
Net investment income (loss)			(2,331,672)
Net realized gain (loss)			18,671,654
Realized gain distributions			5,247,258
Net change in unrealized appreciation (depreciation)			1,370,522
Net assets			$14,604,032
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$5.79	2,443	$14,146	1.25%	46.8%	12/31/2023	$6.09	75	$458	1.00%	47.1%	12/31/2023	$6.41	0	$0	0.75%	47.5%
12/31/2022	3.95	2,171	8,565	1.25%	-39.7%	12/31/2022	4.14	67	278	1.00%	-39.5%	12/31/2022	4.35	0	0	0.75%	-39.4%
12/31/2021	6.54	2,798	18,299	1.25%	15.6%	12/31/2021	6.85	86	592	1.00%	15.9%	12/31/2021	7.17	0	0	0.75%	16.2%
12/31/2020	5.66	2,972	16,810	1.25%	32.4%	12/31/2020	5.91	102	605	1.00%	32.7%	12/31/2020	6.17	0	0	0.75%	33.0%
12/31/2019	4.27	2,905	12,416	1.25%	27.7%	12/31/2019	4.45	118	525	1.00%	28.0%	12/31/2019	4.64	0	0	0.75%	28.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.74	0	$0	0.50%	47.9%	12/31/2023	$7.09	0	$0	0.25%	48.2%	12/31/2023	$7.46	0	$0	0.00%	48.6%
12/31/2022	4.56	0	0	0.50%	-39.2%	12/31/2022	4.79	0	0	0.25%	-39.1%	12/31/2022	5.02	0	0	0.00%	-38.9%
12/31/2021	7.50	0	0	0.50%	16.5%	12/31/2021	7.85	0	0	0.25%	16.8%	12/31/2021	8.22	0	0	0.00%	17.1%
12/31/2020	6.44	0	0	0.50%	33.4%	12/31/2020	6.73	0	0	0.25%	33.7%	12/31/2020	7.02	0	0	0.00%	34.0%
12/31/2019	4.83	0	0	0.50%	28.6%	12/31/2019	5.03	0	0	0.25%	29.0%	12/31/2019	5.24	0	0	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Emerging Markets Stock Fund Inst Class - 06-4PK (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.77
Band 100	-	-	0.77
Band 75	-	-	0.78
Band 50	-	-	0.79
Band 25	-	-	0.79
Band 0	-	-	0.80
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.77	0	$0	1.25%	1.0%	12/31/2023	$0.77	0	$0	1.00%	1.3%	12/31/2023	$0.78	0	$0	0.75%	1.5%
12/31/2022	0.76	0	0	1.25%	-24.2%	12/31/2022	0.76	0	0	1.00%	-24.0%	12/31/2022	0.77	0	0	0.75%	-23.8%
12/31/2021	1.00	0	0	1.25%	-11.5%	12/31/2021	1.01	0	0	1.00%	-11.3%	12/31/2021	1.01	0	0	0.75%	-11.0%
12/31/2020	1.13	0	0	1.25%	13.2%	12/31/2020	1.13	0	0	1.00%	13.3%	12/31/2020	1.13	0	0	0.75%	13.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.79	0	$0	0.50%	1.8%	12/31/2023	$0.79	0	$0	0.25%	2.0%	12/31/2023	$0.80	0	$0	0.00%	2.3%
12/31/2022	0.77	0	0	0.50%	-23.6%	12/31/2022	0.78	0	0	0.25%	-23.4%	12/31/2022	0.78	0	0	0.00%	-23.2%
12/31/2021	1.01	0	0	0.50%	-10.8%	12/31/2021	1.01	0	0	0.25%	-10.6%	12/31/2021	1.02	0	0	0.00%	-10.4%
12/31/2020	1.13	0	0	0.50%	13.4%	12/31/2020	1.13	0	0	0.25%	13.4%	12/31/2020	1.13	0	0	0.00%	13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Capital Appr I Class - 06-4GM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.36
Band 100	-	-	1.38
Band 75	-	-	1.39
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.43
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(288)
Net investment income (loss)			(288)

Gain (loss) on investments:
Net realized gain (loss)			(9,265)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,863
Net gain (loss)			5,598

Increase (decrease) in net assets from operations			$5,310

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(288)	$408
Net realized gain (loss)		(9,265)	(2,308)
Realized gain distributions		-	6,123
Net change in unrealized appreciation (depreciation)		14,863	(14,712)

Increase (decrease) in net assets from operations		5,310	(10,489)

Contract owner transactions:
Proceeds from units sold		1,588	29,218
Cost of units redeemed		(89,945)	(16,599)
Account charges		(11)	-
Increase (decrease)		(88,368)	12,619
Net increase (decrease)		(83,058)	2,130
Net assets, beginning		83,058	80,928
Net assets, ending		$-	$83,058

Units sold		1,323	25,312
Units redeemed		(72,985)	(14,445)
Net increase (decrease)		(71,662)	10,867
Units outstanding, beginning		71,662	60,795
Units outstanding, ending		-	71,662

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$105,564
Cost of units redeemed/account charges			(106,555)
Net investment income (loss)			341
Net realized gain (loss)			(11,555)
Realized gain distributions			12,205
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	1.25%	17.5%	12/31/2023	$1.38	0	$0	1.00%	17.8%	12/31/2023	$1.39	0	$0	0.75%	18.1%
12/31/2022	1.16	72	83	1.25%	-12.9%	12/31/2022	1.17	0	0	1.00%	-12.7%	12/31/2022	1.18	0	0	0.75%	-12.5%
12/31/2021	1.33	61	81	1.25%	17.2%	12/31/2021	1.34	0	0	1.00%	17.5%	12/31/2021	1.34	0	0	0.75%	17.8%
12/31/2020	1.14	0	0	1.25%	13.6%	12/31/2020	1.14	0	0	1.00%	13.9%	12/31/2020	1.14	0	0	0.75%	14.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	18.4%	12/31/2023	$1.42	0	$0	0.25%	18.7%	12/31/2023	$1.43	0	$0	0.00%	19.0%
12/31/2022	1.18	0	0	0.50%	-12.3%	12/31/2022	1.19	0	0	0.25%	-12.1%	12/31/2022	1.20	0	0	0.00%	-11.8%
12/31/2021	1.35	0	0	0.50%	18.1%	12/31/2021	1.36	0	0	0.25%	18.4%	12/31/2021	1.36	0	0	0.00%	18.7%
12/31/2020	1.14	0	0	0.50%	14.4%	12/31/2020	1.15	0	0	0.25%	14.7%	12/31/2020	1.15	0	0	0.00%	14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	1.7%
2021	2.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Comm Tech I Class - 06-4GN (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.30
Band 50	-	-	1.31
Band 25	-	-	1.32
Band 0	-	-	1.34
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	1.25%	37.7%	12/31/2023	$1.29	0	$0	1.00%	38.0%	12/31/2023	$1.30	0	$0	0.75%	38.3%
12/31/2022	0.92	0	0	1.25%	-41.3%	12/31/2022	0.93	0	0	1.00%	-41.1%	12/31/2022	0.94	0	0	0.75%	-41.0%
12/31/2021	1.57	0	0	1.25%	8.4%	12/31/2021	1.58	0	0	1.00%	8.7%	12/31/2021	1.59	0	0	0.75%	9.0%
12/31/2020	1.45	0	0	1.25%	45.1%	12/31/2020	1.45	0	0	1.00%	45.5%	12/31/2020	1.46	0	0	0.75%	45.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	38.7%	12/31/2023	$1.32	0	$0	0.25%	39.0%	12/31/2023	$1.34	0	$0	0.00%	39.4%
12/31/2022	0.94	0	0	0.50%	-40.8%	12/31/2022	0.95	0	0	0.25%	-40.7%	12/31/2022	0.96	0	0	0.00%	-40.5%
12/31/2021	1.60	0	0	0.50%	9.2%	12/31/2021	1.60	0	0	0.25%	9.5%	12/31/2021	1.61	0	0	0.00%	9.8%
12/31/2020	1.46	0	0	0.50%	46.2%	12/31/2020	1.47	0	0	0.25%	46.5%	12/31/2020	1.47	0	0	0.00%	46.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Global Tech I Class - 06-4GP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.19
Band 100	-	-	1.20
Band 75	-	-	1.21
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.25
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	0	$0	1.25%	54.3%	12/31/2023	$1.20	0	$0	1.00%	54.7%	12/31/2023	$1.21	0	$0	0.75%	55.1%
12/31/2022	0.77	0	0	1.25%	-56.0%	12/31/2022	0.78	0	0	1.00%	-55.9%	12/31/2022	0.78	0	0	0.75%	-55.8%
12/31/2021	1.75	0	0	1.25%	8.8%	12/31/2021	1.76	0	0	1.00%	9.0%	12/31/2021	1.77	0	0	0.75%	9.3%
12/31/2020	1.61	0	0	1.25%	61.3%	12/31/2020	1.62	0	0	1.00%	61.7%	12/31/2020	1.62	0	0	0.75%	62.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	55.5%	12/31/2023	$1.24	0	$0	0.25%	55.9%	12/31/2023	$1.25	0	$0	0.00%	56.3%
12/31/2022	0.79	0	0	0.50%	-55.7%	12/31/2022	0.79	0	0	0.25%	-55.6%	12/31/2022	0.80	0	0	0.00%	-55.5%
12/31/2021	1.78	0	0	0.50%	9.6%	12/31/2021	1.79	0	0	0.25%	9.9%	12/31/2021	1.80	0	0	0.00%	10.1%
12/31/2020	1.62	0	0	0.50%	62.4%	12/31/2020	1.63	0	0	0.25%	62.8%	12/31/2020	1.63	0	0	0.00%	63.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Health Science I Class - 06-4GC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$597,136	$635,772	6,817
Receivables: investments sold	3,616
Payables: investments purchased	-
Net assets	$600,752

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$600,752	478,391	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.29
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$600,752	478,391

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,817)
Net investment income (loss)			(6,817)

Gain (loss) on investments:
Net realized gain (loss)			(3,756)
Realized gain distributions			29,439
Net change in unrealized appreciation (depreciation)			(6,326)
Net gain (loss)			19,357

Increase (decrease) in net assets from operations			$12,540

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,817)	$(3,563)
Net realized gain (loss)		(3,756)	(2,670)
Realized gain distributions		29,439	9,549
Net change in unrealized appreciation (depreciation)		(6,326)	(43,787)

Increase (decrease) in net assets from operations		12,540	(40,471)

Contract owner transactions:
Proceeds from units sold		84,046	609,795
Cost of units redeemed		(37,739)	(316,922)
Account charges		(569)	(295)
Increase (decrease)		45,738	292,578
Net increase (decrease)		58,278	252,107
Net assets, beginning		542,474	290,367
Net assets, ending		$600,752	$542,474

Units sold		70,227	1,194,458
Units redeemed		(32,199)	(958,756)
Net increase (decrease)		38,028	235,702
Units outstanding, beginning		440,363	204,661
Units outstanding, ending		478,391	440,363

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,107,472
Cost of units redeemed/account charges			(519,667)
Net investment income (loss)			(13,945)
Net realized gain (loss)			(3,527)
Realized gain distributions			69,055
Net change in unrealized appreciation (depreciation)			(38,636)
Net assets			$600,752
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	478	$601	1.25%	1.9%	12/31/2023	$1.27	0	$0	1.00%	2.2%	12/31/2023	$1.28	0	$0	0.75%	2.4%
12/31/2022	1.23	440	542	1.25%	-13.2%	12/31/2022	1.24	0	0	1.00%	-13.0%	12/31/2022	1.25	0	0	0.75%	-12.7%
12/31/2021	1.42	205	290	1.25%	12.0%	12/31/2021	1.43	0	0	1.00%	12.3%	12/31/2021	1.43	0	0	0.75%	12.5%
12/31/2020	1.27	187	237	1.25%	26.7%	12/31/2020	1.27	0	0	1.00%	27.0%	12/31/2020	1.27	0	0	0.75%	27.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	0	$0	0.50%	2.7%	12/31/2023	$1.31	0	$0	0.25%	3.0%	12/31/2023	$1.32	0	$0	0.00%	3.2%
12/31/2022	1.26	0	0	0.50%	-12.5%	12/31/2022	1.27	0	0	0.25%	-12.3%	12/31/2022	1.28	0	0	0.00%	-12.1%
12/31/2021	1.44	0	0	0.50%	12.8%	12/31/2021	1.45	0	0	0.25%	13.1%	12/31/2021	1.45	0	0	0.00%	13.4%
12/31/2020	1.28	0	0	0.50%	27.6%	12/31/2020	1.28	0	0	0.25%	27.9%	12/31/2020	1.28	0	0	0.00%	28.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price New Era I Class - 06-4GR (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.32
Band 50	-	-	1.34
Band 25	-	-	1.35
Band 0	-	-	1.36
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	1.25%	0.0%	12/31/2023	$1.31	0	$0	1.00%	0.3%	12/31/2023	$1.32	0	$0	0.75%	0.5%
12/31/2022	1.30	0	0	1.25%	6.1%	12/31/2022	1.31	0	0	1.00%	6.3%	12/31/2022	1.32	0	0	0.75%	6.6%
12/31/2021	1.22	0	0	1.25%	24.0%	12/31/2021	1.23	0	0	1.00%	24.3%	12/31/2021	1.23	0	0	0.75%	24.6%
12/31/2020	0.99	0	0	1.25%	-1.4%	12/31/2020	0.99	0	0	1.00%	-1.2%	12/31/2020	0.99	0	0	0.75%	-1.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	0	$0	0.50%	0.8%	12/31/2023	$1.35	0	$0	0.25%	1.0%	12/31/2023	$1.36	0	$0	0.00%	1.3%
12/31/2022	1.32	0	0	0.50%	6.9%	12/31/2022	1.33	0	0	0.25%	7.1%	12/31/2022	1.34	0	0	0.00%	7.4%
12/31/2021	1.24	0	0	0.50%	24.9%	12/31/2021	1.25	0	0	0.25%	25.2%	12/31/2021	1.25	0	0	0.00%	25.5%
12/31/2020	0.99	0	0	0.50%	-0.7%	12/31/2020	1.00	0	0	0.25%	-0.5%	12/31/2020	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Small Cap Stck I Class - 06-4GT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	1.25%	16.1%	12/31/2023	$1.25	0	$0	1.00%	16.4%	12/31/2023	$1.26	0	$0	0.75%	16.7%
12/31/2022	1.06	0	0	1.25%	-24.3%	12/31/2022	1.07	0	0	1.00%	-24.1%	12/31/2022	1.08	0	0	0.75%	-23.9%
12/31/2021	1.40	0	0	1.25%	15.8%	12/31/2021	1.41	0	0	1.00%	16.1%	12/31/2021	1.42	0	0	0.75%	16.4%
12/31/2020	1.21	0	0	1.25%	21.3%	12/31/2020	1.22	0	0	1.00%	21.6%	12/31/2020	1.22	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	17.0%	12/31/2023	$1.28	0	$0	0.25%	17.3%	12/31/2023	$1.30	0	$0	0.00%	17.6%
12/31/2022	1.09	0	0	0.50%	-23.8%	12/31/2022	1.09	0	0	0.25%	-23.6%	12/31/2022	1.10	0	0	0.00%	-23.4%
12/31/2021	1.43	0	0	0.50%	16.7%	12/31/2021	1.43	0	0	0.25%	17.0%	12/31/2021	1.44	0	0	0.00%	17.3%
12/31/2020	1.22	0	0	0.50%	22.1%	12/31/2020	1.22	0	0	0.25%	22.4%	12/31/2020	1.23	0	0	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Spec Mod Gr I Inst Class - 06-4MP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$45,802	$39,984	1,092
Receivables: investments sold	-
Payables: investments purchased	(5,575)
Net assets	$40,227

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,227	29,227	$1.38
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.44
Total	$40,227	29,227

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$891
Mortality & expense charges			(516)
Net investment income (loss)			375

Gain (loss) on investments:
Net realized gain (loss)			240
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,818
Net gain (loss)			6,058

Increase (decrease) in net assets from operations			$6,433

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$375	$-
Net realized gain (loss)		240	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,818	-

Increase (decrease) in net assets from operations		6,433	-

Contract owner transactions:
Proceeds from units sold		90,610	-
Cost of units redeemed		(56,579)	-
Account charges		(237)	-
Increase (decrease)		33,794	-
Net increase (decrease)		40,227	-
Net assets, beginning		-	-
Net assets, ending		$40,227	$-

Units sold		75,863	-
Units redeemed		(46,636)	-
Net increase (decrease)		29,227	-
Units outstanding, beginning		-	-
Units outstanding, ending		29,227	-

* Date of Fund Inception into Variable Account: 5 /15 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$90,610
Cost of units redeemed/account charges			(56,816)
Net investment income (loss)			375
Net realized gain (loss)			240
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,818
Net assets			$40,227
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	29	$40	1.25%	16.8%	12/31/2023	$1.39	0	$0	1.00%	17.1%	12/31/2023	$1.40	0	$0	0.75%	17.3%
12/31/2022	1.18	0	0	1.25%	-20.5%	12/31/2022	1.19	0	0	1.00%	-20.3%	12/31/2022	1.19	0	0	0.75%	-20.1%
12/31/2021	1.48	0	0	1.25%	12.8%	12/31/2021	1.49	0	0	1.00%	13.1%	12/31/2021	1.50	0	0	0.75%	13.4%
12/31/2020	1.31	0	0	1.25%	31.5%	12/31/2020	1.32	0	0	1.00%	31.7%	12/31/2020	1.32	0	0	0.75%	31.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	17.6%	12/31/2023	$1.43	0	$0	0.25%	17.9%	12/31/2023	$1.44	0	$0	0.00%	18.2%
12/31/2022	1.20	0	0	0.50%	-19.9%	12/31/2022	1.21	0	0	0.25%	-19.7%	12/31/2022	1.22	0	0	0.00%	-19.5%
12/31/2021	1.50	0	0	0.50%	13.7%	12/31/2021	1.51	0	0	0.25%	14.0%	12/31/2021	1.51	0	0	0.00%	14.3%
12/31/2020	1.32	0	0	0.50%	32.1%	12/31/2020	1.32	0	0	0.25%	32.3%	12/31/2020	1.32	0	0	0.00%	32.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Value I Class - 06-4GV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,325,784	$3,541,489	79,675
Receivables: investments sold	3,874
Payables: investments purchased	-
Net assets	$3,329,658

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,329,658	2,484,944	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.38
Band 25	-	-	1.39
Band 0	-	-	1.41
Total	$3,329,658	2,484,944

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$47,862
Mortality & expense charges			(42,437)
Net investment income (loss)			5,425

Gain (loss) on investments:
Net realized gain (loss)			(296,121)
Realized gain distributions			53,168
Net change in unrealized appreciation (depreciation)			573,461
Net gain (loss)			330,508

Increase (decrease) in net assets from operations			$335,933

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,425	$10,307
Net realized gain (loss)		(296,121)	(113,075)
Realized gain distributions		53,168	335,118
Net change in unrealized appreciation (depreciation)		573,461	(801,979)

Increase (decrease) in net assets from operations		335,933	(569,629)

Contract owner transactions:
Proceeds from units sold		5,165,810	4,673,396
Cost of units redeemed		(6,372,772)	(4,854,733)
Account charges		(5,055)	(6,136)
Increase (decrease)		(1,212,017)	(187,473)
Net increase (decrease)		(876,084)	(757,102)
Net assets, beginning		4,205,742	4,962,844
Net assets, ending		$3,329,658	$4,205,742

Units sold		4,218,184	3,836,438
Units redeemed		(5,213,659)	(3,955,170)
Net increase (decrease)		(995,475)	(118,732)
Units outstanding, beginning		3,480,419	3,599,151
Units outstanding, ending		2,484,944	3,480,419

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,813,636
Cost of units redeemed/account charges			(11,426,979)
Net investment income (loss)			19,305
Net realized gain (loss)			(398,806)
Realized gain distributions			538,207
Net change in unrealized appreciation (depreciation)			(215,705)
Net assets			$3,329,658
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	2,485	$3,330	1.25%	10.9%	12/31/2023	$1.35	0	$0	1.00%	11.2%	12/31/2023	$1.37	0	$0	0.75%	11.4%
12/31/2022	1.21	3,480	4,206	1.25%	-12.4%	12/31/2022	1.22	0	0	1.00%	-12.1%	12/31/2022	1.23	0	0	0.75%	-11.9%
12/31/2021	1.38	3,599	4,963	1.25%	28.4%	12/31/2021	1.39	0	0	1.00%	28.8%	12/31/2021	1.39	0	0	0.75%	29.1%
12/31/2020	1.07	0	0	1.25%	7.4%	12/31/2020	1.08	0	0	1.00%	7.6%	12/31/2020	1.08	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	0	$0	0.50%	11.7%	12/31/2023	$1.39	0	$0	0.25%	12.0%	12/31/2023	$1.41	0	$0	0.00%	12.3%
12/31/2022	1.24	0	0	0.50%	-11.7%	12/31/2022	1.24	0	0	0.25%	-11.5%	12/31/2022	1.25	0	0	0.00%	-11.3%
12/31/2021	1.40	0	0	0.50%	29.4%	12/31/2021	1.41	0	0	0.25%	29.7%	12/31/2021	1.41	0	0	0.00%	30.1%
12/31/2020	1.08	0	0	0.50%	8.1%	12/31/2020	1.08	0	0	0.25%	8.4%	12/31/2020	1.09	0	0	0.00%	8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.4%
2021	0.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$534,468	$510,895	14,322
Receivables: investments sold	38,994
Payables: investments purchased	-
Net assets	$573,462

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$573,462	558,623	$1.03
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.06
Band 0	-	-	1.06
Total	$573,462	558,623

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$196
Mortality & expense charges			(5,421)
Net investment income (loss)			(5,225)

Gain (loss) on investments:
Net realized gain (loss)			2,648
Realized gain distributions			26,334
Net change in unrealized appreciation (depreciation)			41,693
Net gain (loss)			70,675

Increase (decrease) in net assets from operations			$65,450

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,225)	$(2,138)
Net realized gain (loss)		2,648	(20)
Realized gain distributions		26,334	4,874
Net change in unrealized appreciation (depreciation)		41,693	(18,120)

Increase (decrease) in net assets from operations		65,450	(15,404)

Contract owner transactions:
Proceeds from units sold		311,785	606,071
Cost of units redeemed		(200,914)	(192,955)
Account charges		(417)	(154)
Increase (decrease)		110,454	412,962
Net increase (decrease)		175,904	397,558
Net assets, beginning		397,558	-
Net assets, ending		$573,462	$397,558

Units sold		316,429	674,088
Units redeemed		(220,751)	(211,143)
Net increase (decrease)		95,678	462,945
Units outstanding, beginning		462,945	-
Units outstanding, ending		558,623	462,945

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$917,856
Cost of units redeemed/account charges			(394,440)
Net investment income (loss)			(7,363)
Net realized gain (loss)			2,628
Realized gain distributions			31,208
Net change in unrealized appreciation (depreciation)			23,573
Net assets			$573,462
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	559	$573	1.25%	19.5%	12/31/2023	$1.03	0	$0	1.00%	19.8%	12/31/2023	$1.04	0	$0	0.75%	20.1%
12/31/2022	0.86	463	398	1.25%	-25.4%	12/31/2022	0.86	0	0	1.00%	-25.2%	12/31/2022	0.87	0	0	0.75%	-25.0%
12/31/2021	1.15	0	0	1.25%	15.1%	12/31/2021	1.15	0	0	1.00%	15.4%	12/31/2021	1.16	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	20.4%	12/31/2023	$1.06	0	$0	0.25%	20.7%	12/31/2023	$1.06	0	$0	0.00%	21.0%
12/31/2022	0.87	0	0	0.50%	-24.9%	12/31/2022	0.87	0	0	0.25%	-24.7%	12/31/2022	0.88	0	0	0.00%	-24.5%
12/31/2021	1.16	0	0	0.50%	15.8%	12/31/2021	1.16	0	0	0.25%	16.1%	12/31/2021	1.16	0	0	0.00%	16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Glbl Multi Sector Bd I Class - 06-64T (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.91
Band 100	-	-	0.92
Band 75	-	-	0.92
Band 50	-	-	0.93
Band 25	-	-	0.93
Band 0	-	-	0.94
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.91	0	$0	1.25%	11.0%	12/31/2023	$0.92	0	$0	1.00%	11.3%	12/31/2023	$0.92	0	$0	0.75%	11.6%
12/31/2022	0.82	0	0	1.25%	-17.1%	12/31/2022	0.83	0	0	1.00%	-16.9%	12/31/2022	0.83	0	0	0.75%	-16.7%
12/31/2021	0.99	0	0	1.25%	-0.6%	12/31/2021	0.99	0	0	1.00%	-0.5%	12/31/2021	1.00	0	0	0.75%	-0.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.93	0	$0	0.50%	11.8%	12/31/2023	$0.93	0	$0	0.25%	12.1%	12/31/2023	$0.94	0	$0	0.00%	12.4%
12/31/2022	0.83	0	0	0.50%	-16.5%	12/31/2022	0.83	0	0	0.25%	-16.3%	12/31/2022	0.84	0	0	0.00%	-16.1%
12/31/2021	1.00	0	0	0.50%	-0.4%	12/31/2021	1.00	0	0	0.25%	-0.4%	12/31/2021	1.00	0	0	0.00%	-0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Intl Discovery - 06-63M

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$724,745	$731,821	11,372
Receivables: investments sold	-
Payables: investments purchased	(8,405)
Net assets	$716,340

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$716,340	991,084	$0.72
Band 100	-	-	0.73
Band 75	-	-	0.73
Band 50	-	-	0.74
Band 25	-	-	0.74
Band 0	-	-	0.74
Total	$716,340	991,084

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,915
Mortality & expense charges			(8,248)
Net investment income (loss)			667

Gain (loss) on investments:
Net realized gain (loss)			(15,839)
Realized gain distributions			5,652
Net change in unrealized appreciation (depreciation)			84,332
Net gain (loss)			74,145

Increase (decrease) in net assets from operations			$74,812

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$667	$(5,409)
Net realized gain (loss)		(15,839)	(18,225)
Realized gain distributions		5,652	19,944
Net change in unrealized appreciation (depreciation)		84,332	(91,408)

Increase (decrease) in net assets from operations		74,812	(95,098)

Contract owner transactions:
Proceeds from units sold		121,977	821,061
Cost of units redeemed		(100,769)	(103,684)
Account charges		(1,508)	(451)
Increase (decrease)		19,700	716,926
Net increase (decrease)		94,512	621,828
Net assets, beginning		621,828	-
Net assets, ending		$716,340	$621,828

Units sold		182,346	1,128,455
Units redeemed		(152,533)	(167,184)
Net increase (decrease)		29,813	961,271
Units outstanding, beginning		961,271	-
Units outstanding, ending		991,084	961,271

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$943,038
Cost of units redeemed/account charges			(206,412)
Net investment income (loss)			(4,742)
Net realized gain (loss)			(34,064)
Realized gain distributions			25,596
Net change in unrealized appreciation (depreciation)			(7,076)
Net assets			$716,340
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.72	991	$716	1.25%	11.7%	12/31/2023	$0.73	0	$0	1.00%	12.0%	12/31/2023	$0.73	0	$0	0.75%	12.3%
12/31/2022	0.65	961	622	1.25%	-31.2%	12/31/2022	0.65	0	0	1.00%	-31.0%	12/31/2022	0.65	0	0	0.75%	-30.9%
12/31/2021	0.94	0	0	1.25%	-6.0%	12/31/2021	0.94	0	0	1.00%	-5.9%	12/31/2021	0.94	0	0	0.75%	-5.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.74	0	$0	0.50%	12.6%	12/31/2023	$0.74	0	$0	0.25%	12.9%	12/31/2023	$0.74	0	$0	0.00%	13.1%
12/31/2022	0.65	0	0	0.50%	-30.7%	12/31/2022	0.66	0	0	0.25%	-30.5%	12/31/2022	0.66	0	0	0.00%	-30.3%
12/31/2021	0.94	0	0	0.50%	-5.8%	12/31/2021	0.94	0	0	0.25%	-5.7%	12/31/2021	0.94	0	0	0.00%	-5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 Adv Class - 06-63R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$232,996	$215,119	20,406
Receivables: investments sold	-
Payables: investments purchased	(157)
Net assets	$232,839

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$232,839	242,837	$0.96
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.98
Band 0	-	-	0.99
Total	$232,839	242,837

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,745
Mortality & expense charges			(2,087)
Net investment income (loss)			658

Gain (loss) on investments:
Net realized gain (loss)			3,636
Realized gain distributions			3,299
Net change in unrealized appreciation (depreciation)			21,562
Net gain (loss)			28,497

Increase (decrease) in net assets from operations			$29,155

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$658	$379
Net realized gain (loss)		3,636	(4,580)
Realized gain distributions		3,299	2,073
Net change in unrealized appreciation (depreciation)		21,562	(3,604)

Increase (decrease) in net assets from operations		29,155	(5,732)

Contract owner transactions:
Proceeds from units sold		167,102	139,635
Cost of units redeemed		(51,607)	(46,008)
Account charges		(3,502)	(2,264)
Increase (decrease)		111,993	91,363
Net increase (decrease)		141,148	85,631
Net assets, beginning		91,691	6,060
Net assets, ending		$232,839	$91,691

Units sold		196,893	166,136
Units redeemed		(67,810)	(58,364)
Net increase (decrease)		129,083	107,772
Units outstanding, beginning		113,754	5,982
Units outstanding, ending		242,837	113,754

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$312,923
Cost of units redeemed/account charges			(103,546)
Net investment income (loss)			1,063
Net realized gain (loss)			(940)
Realized gain distributions			5,462
Net change in unrealized appreciation (depreciation)			17,877
Net assets			$232,839
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	243	$233	1.25%	19.0%	12/31/2023	$0.96	0	$0	1.00%	19.3%	12/31/2023	$0.97	0	$0	0.75%	19.5%
12/31/2022	0.81	114	92	1.25%	-20.4%	12/31/2022	0.81	0	0	1.00%	-20.2%	12/31/2022	0.81	0	0	0.75%	-20.0%
12/31/2021	1.01	6	6	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.4%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	19.8%	12/31/2023	$0.98	0	$0	0.25%	20.1%	12/31/2023	$0.99	0	$0	0.00%	20.4%
12/31/2022	0.81	0	0	0.50%	-19.8%	12/31/2022	0.82	0	0	0.25%	-19.6%	12/31/2022	0.82	0	0	0.00%	-19.4%
12/31/2021	1.02	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.6%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	2.0%
2021	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 R Class - 06-63W

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,956	$124,040	11,840
Receivables: investments sold	906
Payables: investments purchased	-
Net assets	$134,862

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$134,862	141,475	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$134,862	141,475

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,344
Mortality & expense charges			(893)
Net investment income (loss)			451

Gain (loss) on investments:
Net realized gain (loss)			446
Realized gain distributions			1,862
Net change in unrealized appreciation (depreciation)			11,008
Net gain (loss)			13,316

Increase (decrease) in net assets from operations			$13,767

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$451	$63
Net realized gain (loss)		446	(1,521)
Realized gain distributions		1,862	737
Net change in unrealized appreciation (depreciation)		11,008	(1,079)

Increase (decrease) in net assets from operations		13,767	(1,800)

Contract owner transactions:
Proceeds from units sold		103,802	47,334
Cost of units redeemed		(14,212)	(14,695)
Account charges		(548)	(331)
Increase (decrease)		89,042	32,308
Net increase (decrease)		102,809	30,508
Net assets, beginning		32,053	1,545
Net assets, ending		$134,862	$32,053

Units sold		119,368	56,776
Units redeemed		(17,800)	(18,395)
Net increase (decrease)		101,568	38,381
Units outstanding, beginning		39,907	1,526
Units outstanding, ending		141,475	39,907

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$152,676
Cost of units redeemed/account charges			(29,804)
Net investment income (loss)			520
Net realized gain (loss)			(1,075)
Realized gain distributions			2,629
Net change in unrealized appreciation (depreciation)			9,916
Net assets			$134,862
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	141	$135	1.25%	18.7%	12/31/2023	$0.96	0	$0	1.00%	19.0%	12/31/2023	$0.96	0	$0	0.75%	19.3%
12/31/2022	0.80	40	32	1.25%	-20.7%	12/31/2022	0.81	0	0	1.00%	-20.5%	12/31/2022	0.81	0	0	0.75%	-20.3%
12/31/2021	1.01	2	2	1.25%	1.3%	12/31/2021	1.01	0	0	1.00%	1.3%	12/31/2021	1.01	0	0	0.75%	1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	19.6%	12/31/2023	$0.98	0	$0	0.25%	19.9%	12/31/2023	$0.98	0	$0	0.00%	20.2%
12/31/2022	0.81	0	0	0.50%	-20.1%	12/31/2022	0.81	0	0	0.25%	-19.9%	12/31/2022	0.82	0	0	0.00%	-19.7%
12/31/2021	1.01	0	0	0.50%	1.5%	12/31/2021	1.02	0	0	0.25%	1.5%	12/31/2021	1.02	0	0	0.00%	1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.5%
2021	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T Rowe Price Ret 2065 Inst Class - 06-64G

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,375,993	$1,268,447	117,678
Receivables: investments sold	846
Payables: investments purchased	-
Net assets	$1,376,839

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,376,839	1,421,413	$0.97
Band 100	-	-	0.97
Band 75	-	-	0.98
Band 50	-	-	0.99
Band 25	-	-	0.99
Band 0	-	-	1.00
Total	$1,376,839	1,421,413

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19,863
Mortality & expense charges			(10,413)
Net investment income (loss)			9,450

Gain (loss) on investments:
Net realized gain (loss)			8,458
Realized gain distributions			12,932
Net change in unrealized appreciation (depreciation)			125,197
Net gain (loss)			146,587

Increase (decrease) in net assets from operations			$156,037

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,450	$3,149
Net realized gain (loss)		8,458	(9,587)
Realized gain distributions		12,932	5,081
Net change in unrealized appreciation (depreciation)		125,197	(16,770)

Increase (decrease) in net assets from operations		156,037	(18,127)

Contract owner transactions:
Proceeds from units sold		1,092,367	435,934
Cost of units redeemed		(234,440)	(65,478)
Account charges		(16,560)	(7,900)
Increase (decrease)		841,367	362,556
Net increase (decrease)		997,404	344,429
Net assets, beginning		379,435	35,006
Net assets, ending		$1,376,839	$379,435

Units sold		1,238,241	527,699
Units redeemed		(284,940)	(94,095)
Net increase (decrease)		953,301	433,604
Units outstanding, beginning		468,112	34,508
Units outstanding, ending		1,421,413	468,112

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,564,221
Cost of units redeemed/account charges			(325,256)
Net investment income (loss)			12,870
Net realized gain (loss)			(1,141)
Realized gain distributions			18,599
Net change in unrealized appreciation (depreciation)			107,546
Net assets			$1,376,839
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	1,421	$1,377	1.25%	19.5%	12/31/2023	$0.97	0	$0	1.00%	19.8%	12/31/2023	$0.98	0	$0	0.75%	20.1%
12/31/2022	0.81	468	379	1.25%	-20.1%	12/31/2022	0.81	0	0	1.00%	-19.9%	12/31/2022	0.82	0	0	0.75%	-19.7%
12/31/2021	1.01	35	35	1.25%	1.4%	12/31/2021	1.02	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	0	$0	0.50%	20.4%	12/31/2023	$0.99	0	$0	0.25%	20.7%	12/31/2023	$1.00	0	$0	0.00%	21.0%
12/31/2022	0.82	0	0	0.50%	-19.5%	12/31/2022	0.82	0	0	0.25%	-19.3%	12/31/2022	0.82	0	0	0.00%	-19.1%
12/31/2021	1.02	0	0	0.50%	1.7%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	2.5%
2021	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Fund R Class - 06-775

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,325,977	$4,112,097	129,129
Receivables: investments sold	-
Payables: investments purchased	(4,010)
Net assets	$4,321,967

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,766,242	443,554	$3.98
Band 100	2,076,248	495,672	4.19
Band 75	-	-	4.41
Band 50	479,477	103,446	4.64
Band 25	-	-	4.88
Band 0	-	-	5.16
Total	$4,321,967	1,042,672

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$68,450
Mortality & expense charges			(44,753)
Net investment income (loss)			23,697

Gain (loss) on investments:
Net realized gain (loss)			22,438
Realized gain distributions			170,053
Net change in unrealized appreciation (depreciation)			103,933
Net gain (loss)			296,424

Increase (decrease) in net assets from operations			$320,121

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,697	$23,830
Net realized gain (loss)		22,438	143,320
Realized gain distributions		170,053	197,499
Net change in unrealized appreciation (depreciation)		103,933	(631,155)

Increase (decrease) in net assets from operations		320,121	(266,506)

Contract owner transactions:
Proceeds from units sold		89,032	108,438
Cost of units redeemed		(705,360)	(1,361,474)
Account charges		(640)	(822)
Increase (decrease)		(616,968)	(1,253,858)
Net increase (decrease)		(296,847)	(1,520,364)
Net assets, beginning		4,618,814	6,139,178
Net assets, ending		$4,321,967	$4,618,814

Units sold		25,792	34,373
Units redeemed		(182,604)	(353,680)
Net increase (decrease)		(156,812)	(319,307)
Units outstanding, beginning		1,199,484	1,518,791
Units outstanding, ending		1,042,672	1,199,484

* Date of Fund Inception into Variable Account: 5 /1 /2003
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$43,912,394
Cost of units redeemed/account charges			(49,126,996)
Net investment income (loss)			650,296
Net realized gain (loss)			3,204,286
Realized gain distributions			5,468,107
Net change in unrealized appreciation (depreciation)			213,880
Net assets			$4,321,967
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.98	444	$1,766	1.25%	7.7%	12/31/2023	$4.19	496	$2,076	1.00%	8.0%	12/31/2023	$4.41	0	$0	0.75%	8.2%
12/31/2022	3.70	502	1,856	1.25%	-5.0%	12/31/2022	3.88	551	2,139	1.00%	-4.8%	12/31/2022	4.07	0	0	0.75%	-4.5%
12/31/2021	3.89	720	2,802	1.25%	23.4%	12/31/2021	4.07	584	2,380	1.00%	23.7%	12/31/2021	4.26	0	0	0.75%	24.0%
12/31/2020	3.15	724	2,284	1.25%	-0.5%	12/31/2020	3.29	637	2,097	1.00%	-0.3%	12/31/2020	3.44	0	0	0.75%	0.0%
12/31/2019	3.17	854	2,707	1.25%	24.3%	12/31/2019	3.30	771	2,545	1.00%	24.6%	12/31/2019	3.44	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.64	103	$479	0.50%	8.5%	12/31/2023	$4.88	0	$0	0.25%	8.8%	12/31/2023	$5.16	0	$0	0.00%	9.1%
12/31/2022	4.27	146	623	0.50%	-4.3%	12/31/2022	4.48	0	0	0.25%	-4.0%	12/31/2022	4.73	0	0	0.00%	-3.8%
12/31/2021	4.46	215	957	0.50%	24.3%	12/31/2021	4.67	0	0	0.25%	24.6%	12/31/2021	4.92	0	0	0.00%	24.9%
12/31/2020	3.59	221	795	0.50%	0.2%	12/31/2020	3.75	0	0	0.25%	0.5%	12/31/2020	3.94	0	0	0.00%	0.7%
12/31/2019	3.58	286	1,025	0.50%	25.3%	12/31/2019	3.73	0	0	0.25%	25.6%	12/31/2019	3.91	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.4%
2021	1.2%
2020	1.5%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust T. Rowe Price Equity Income Portfolio - 06-580

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$28,173,046	$26,707,142	1,015,035
Receivables: investments sold	4,343
Payables: investments purchased	-
Net assets	$28,177,389

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$28,177,389	3,431,483	$8.21
Band 100	-	-	8.64
Band 75	-	-	9.09
Band 50	-	-	9.56
Band 25	-	-	10.05
Band 0	-	-	11.76
Total	$28,177,389	3,431,483

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$577,383
Mortality & expense charges			(345,983)
Net investment income (loss)			231,400

Gain (loss) on investments:
Net realized gain (loss)			185,313
Realized gain distributions			1,149,179
Net change in unrealized appreciation (depreciation)			622,745
Net gain (loss)			1,957,237

Increase (decrease) in net assets from operations			$2,188,637

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$231,400	$208,077
Net realized gain (loss)		185,313	411,361
Realized gain distributions		1,149,179	1,519,144
Net change in unrealized appreciation (depreciation)		622,745	(4,427,898)

Increase (decrease) in net assets from operations		2,188,637	(2,289,316)

Contract owner transactions:
Proceeds from units sold		1,322,288	1,823,254
Cost of units redeemed		(4,649,413)	(9,194,617)
Account charges		(5,438)	(5,087)
Increase (decrease)		(3,332,563)	(7,376,450)
Net increase (decrease)		(1,143,926)	(9,665,766)
Net assets, beginning		29,321,315	38,987,081
Net assets, ending		$28,177,389	$29,321,315

Units sold		175,783	258,274
Units redeemed		(607,322)	(1,298,501)
Net increase (decrease)		(431,539)	(1,040,227)
Units outstanding, beginning		3,863,022	4,903,249
Units outstanding, ending		3,431,483	3,863,022

* Date of Fund Inception into Variable Account: 4 /28 /1995
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$373,614,883
Cost of units redeemed/account charges			(448,721,482)
Net investment income (loss)			17,704,198
Net realized gain (loss)			41,094,138
Realized gain distributions			43,019,748
Net change in unrealized appreciation (depreciation)			1,465,904
Net assets			$28,177,389
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$8.21	3,431	$28,177	1.25%	8.2%	12/31/2023	$8.64	0	$0	1.00%	8.5%	12/31/2023	$9.09	0	$0	0.75%	8.7%
12/31/2022	7.59	3,863	29,321	1.25%	-4.5%	12/31/2022	7.96	0	0	1.00%	-4.3%	12/31/2022	8.36	0	0	0.75%	-4.1%
12/31/2021	7.95	4,903	38,987	1.25%	24.0%	12/31/2021	8.32	0	0	1.00%	24.3%	12/31/2021	8.71	0	0	0.75%	24.6%
12/31/2020	6.41	5,369	34,432	1.25%	-0.1%	12/31/2020	6.70	0	0	1.00%	0.2%	12/31/2020	6.99	0	0	0.75%	0.4%
12/31/2019	6.42	6,111	39,216	1.25%	24.8%	12/31/2019	6.68	0	0	1.00%	25.1%	12/31/2019	6.96	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$9.56	0	$0	0.50%	9.0%	12/31/2023	$10.05	0	$0	0.25%	9.3%	12/31/2023	$11.76	0	$0	0.00%	9.5%
12/31/2022	8.77	0	0	0.50%	-3.8%	12/31/2022	9.20	0	0	0.25%	-3.6%	12/31/2022	10.74	0	0	0.00%	-3.3%
12/31/2021	9.12	0	0	0.50%	24.9%	12/31/2021	9.54	0	0	0.25%	25.2%	12/31/2021	11.11	0	0	0.00%	25.5%
12/31/2020	7.30	0	0	0.50%	0.7%	12/31/2020	7.62	0	0	0.25%	0.9%	12/31/2020	8.85	0	0	0.00%	1.2%
12/31/2019	7.25	0	0	0.50%	25.8%	12/31/2019	7.55	0	0	0.25%	26.1%	12/31/2019	8.74	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.9%
2021	1.6%
2020	2.0%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Smid Growth R3 Class - 06-985

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$461,255	$583,558	18,121
Receivables: investments sold	-
Payables: investments purchased	(62)
Net assets	$461,193

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$379,264	130,196	$2.91
Band 100	81,929	26,817	3.06
Band 75	-	-	3.20
Band 50	-	-	3.36
Band 25	-	-	3.52
Band 0	-	-	3.70
Total	$461,193	157,013

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,643)
Net investment income (loss)			(5,643)

Gain (loss) on investments:
Net realized gain (loss)			(49,753)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			129,077
Net gain (loss)			79,324

Increase (decrease) in net assets from operations			$73,681

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,643)	$(6,092)
Net realized gain (loss)		(49,753)	(12,099)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		129,077	(228,092)

Increase (decrease) in net assets from operations		73,681	(246,283)

Contract owner transactions:
Proceeds from units sold		8,930	36,356
Cost of units redeemed		(96,941)	(38,944)
Account charges		(121)	(132)
Increase (decrease)		(88,132)	(2,720)
Net increase (decrease)		(14,451)	(249,003)
Net assets, beginning		475,644	724,647
Net assets, ending		$461,193	$475,644

Units sold		3,293	14,800
Units redeemed		(37,745)	(12,899)
Net increase (decrease)		(34,452)	1,901
Units outstanding, beginning		191,465	189,564
Units outstanding, ending		157,013	191,465

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$17,121,350
Cost of units redeemed/account charges			(17,867,140)
Net investment income (loss)			(356,744)
Net realized gain (loss)			1,287,656
Realized gain distributions			398,374
Net change in unrealized appreciation (depreciation)			(122,303)
Net assets			$461,193
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.91	130	$379	1.25%	18.1%	12/31/2023	$3.06	27	$82	1.00%	18.4%	12/31/2023	$3.20	0	$0	0.75%	18.6%
12/31/2022	2.47	163	403	1.25%	-35.0%	12/31/2022	2.58	28	73	1.00%	-34.9%	12/31/2022	2.70	0	0	0.75%	-34.7%
12/31/2021	3.80	161	610	1.25%	-5.7%	12/31/2021	3.96	29	114	1.00%	-5.4%	12/31/2021	4.14	0	0	0.75%	-5.2%
12/31/2020	4.03	155	626	1.25%	39.6%	12/31/2020	4.19	40	168	1.00%	40.0%	12/31/2020	4.36	0	0	0.75%	40.3%
12/31/2019	2.88	266	766	1.25%	27.1%	12/31/2019	2.99	40	121	1.00%	27.4%	12/31/2019	3.11	0	0	0.75%	27.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.36	0	$0	0.50%	18.9%	12/31/2023	$3.52	0	$0	0.25%	19.2%	12/31/2023	$3.70	0	$0	0.00%	19.5%
12/31/2022	2.83	0	0	0.50%	-34.5%	12/31/2022	2.96	0	0	0.25%	-34.4%	12/31/2022	3.09	0	0	0.00%	-34.2%
12/31/2021	4.32	0	0	0.50%	-5.0%	12/31/2021	4.50	0	0	0.25%	-4.7%	12/31/2021	4.70	0	0	0.00%	-4.5%
12/31/2020	4.54	0	0	0.50%	40.7%	12/31/2020	4.73	0	0	0.25%	41.0%	12/31/2020	4.92	0	0	0.00%	41.4%
12/31/2019	3.23	0	0	0.50%	28.1%	12/31/2019	3.35	0	0	0.25%	28.4%	12/31/2019	3.48	0	0	0.00%	28.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R5 Class - 06-316

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,299,333	$1,245,587	52,242
Receivables: investments sold	6,195
Payables: investments purchased	-
Net assets	$1,305,528

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,305,528	844,761	$1.55
Band 100	-	-	1.61
Band 75	-	-	1.68
Band 50	-	-	1.75
Band 25	-	-	1.82
Band 0	-	-	1.90
Total	$1,305,528	844,761

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24,870
Mortality & expense charges			(16,105)
Net investment income (loss)			8,765

Gain (loss) on investments:
Net realized gain (loss)			(13,768)
Realized gain distributions			4,964
Net change in unrealized appreciation (depreciation)			157,622
Net gain (loss)			148,818

Increase (decrease) in net assets from operations			$157,583

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,765	$6,444
Net realized gain (loss)		(13,768)	(463,099)
Realized gain distributions		4,964	-
Net change in unrealized appreciation (depreciation)		157,622	114,912

Increase (decrease) in net assets from operations		157,583	(341,743)

Contract owner transactions:
Proceeds from units sold		469,741	1,472,297
Cost of units redeemed		(413,520)	(2,150,237)
Account charges		(3,945)	(2,753)
Increase (decrease)		52,276	(680,693)
Net increase (decrease)		209,859	(1,022,436)
Net assets, beginning		1,095,669	2,118,105
Net assets, ending		$1,305,528	$1,095,669

Units sold		321,943	1,002,563
Units redeemed		(289,353)	(1,481,501)
Net increase (decrease)		32,590	(478,938)
Units outstanding, beginning		812,171	1,291,109
Units outstanding, ending		844,761	812,171

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$42,412,722
Cost of units redeemed/account charges			(41,091,920)
Net investment income (loss)			85,619
Net realized gain (loss)			(1,352,246)
Realized gain distributions			1,197,607
Net change in unrealized appreciation (depreciation)			53,746
Net assets			$1,305,528
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	845	$1,306	1.25%	14.6%	12/31/2023	$1.61	0	$0	1.00%	14.8%	12/31/2023	$1.68	0	$0	0.75%	15.1%
12/31/2022	1.35	812	1,096	1.25%	-17.8%	12/31/2022	1.40	0	0	1.00%	-17.6%	12/31/2022	1.46	0	0	0.75%	-17.4%
12/31/2021	1.64	1,291	2,118	1.25%	6.2%	12/31/2021	1.70	0	0	1.00%	6.5%	12/31/2021	1.76	0	0	0.75%	6.8%
12/31/2020	1.54	329	508	1.25%	21.0%	12/31/2020	1.60	0	0	1.00%	21.3%	12/31/2020	1.65	0	0	0.75%	21.7%
12/31/2019	1.28	319	407	1.25%	27.4%	12/31/2019	1.32	0	0	1.00%	27.7%	12/31/2019	1.36	0	0	0.75%	28.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	0	$0	0.50%	15.4%	12/31/2023	$1.82	0	$0	0.25%	15.7%	12/31/2023	$1.90	0	$0	0.00%	16.0%
12/31/2022	1.52	0	0	0.50%	-17.1%	12/31/2022	1.58	0	0	0.25%	-16.9%	12/31/2022	1.64	0	0	0.00%	-16.7%
12/31/2021	1.83	0	0	0.50%	7.0%	12/31/2021	1.90	0	0	0.25%	7.3%	12/31/2021	1.97	0	0	0.00%	7.6%
12/31/2020	1.71	0	0	0.50%	22.0%	12/31/2020	1.77	0	0	0.25%	22.3%	12/31/2020	1.83	0	0	0.00%	22.6%
12/31/2019	1.40	0	0	0.50%	28.4%	12/31/2019	1.45	0	0	0.25%	28.7%	12/31/2019	1.49	0	0	0.00%	29.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.4%
2021	2.3%
2020	0.4%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R3 Class - 06-990

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,247,403	$1,343,300	52,123
Receivables: investments sold	3,051
Payables: investments purchased	-
Net assets	$1,250,454

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,110,770	465,023	$2.39
Band 100	139,684	55,759	2.51
Band 75	-	-	2.63
Band 50	-	-	2.76
Band 25	-	-	2.89
Band 0	-	-	3.03
Total	$1,250,454	520,782

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,847
Mortality & expense charges			(14,611)
Net investment income (loss)			4,236

Gain (loss) on investments:
Net realized gain (loss)			(82,363)
Realized gain distributions			4,840
Net change in unrealized appreciation (depreciation)			224,144
Net gain (loss)			146,621

Increase (decrease) in net assets from operations			$150,857

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,236	$2,225
Net realized gain (loss)		(82,363)	(199,951)
Realized gain distributions		4,840	-
Net change in unrealized appreciation (depreciation)		224,144	(169,775)

Increase (decrease) in net assets from operations		150,857	(367,501)

Contract owner transactions:
Proceeds from units sold		309,092	236,997
Cost of units redeemed		(296,977)	(794,226)
Account charges		(2,381)	(2,630)
Increase (decrease)		9,734	(559,859)
Net increase (decrease)		160,591	(927,360)
Net assets, beginning		1,089,863	2,017,223
Net assets, ending		$1,250,454	$1,089,863

Units sold		135,270	110,183
Units redeemed		(130,833)	(377,447)
Net increase (decrease)		4,437	(267,264)
Units outstanding, beginning		516,345	783,609
Units outstanding, ending		520,782	516,345

* Date of Fund Inception into Variable Account: 12 /13 /2004
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,226,699
Cost of units redeemed/account charges			(34,404,769)
Net investment income (loss)			(278,428)
Net realized gain (loss)			1,384,638
Realized gain distributions			2,418,211
Net change in unrealized appreciation (depreciation)			(95,897)
Net assets			$1,250,454
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.39	465	$1,111	1.25%	14.0%	12/31/2023	$2.51	56	$140	1.00%	14.3%	12/31/2023	$2.63	0	$0	0.75%	14.6%
12/31/2022	2.09	432	905	1.25%	-18.2%	12/31/2022	2.19	84	185	1.00%	-18.0%	12/31/2022	2.29	0	0	0.75%	-17.7%
12/31/2021	2.56	681	1,744	1.25%	5.8%	12/31/2021	2.67	102	273	1.00%	6.0%	12/31/2021	2.79	0	0	0.75%	6.3%
12/31/2020	2.42	623	1,507	1.25%	21.1%	12/31/2020	2.52	115	290	1.00%	21.4%	12/31/2020	2.62	0	0	0.75%	21.7%
12/31/2019	2.00	675	1,349	1.25%	26.8%	12/31/2019	2.07	147	305	1.00%	27.1%	12/31/2019	2.15	0	0	0.75%	27.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.76	0	$0	0.50%	14.9%	12/31/2023	$2.89	0	$0	0.25%	15.2%	12/31/2023	$3.03	0	$0	0.00%	15.5%
12/31/2022	2.40	0	0	0.50%	-17.5%	12/31/2022	2.51	0	0	0.25%	-17.3%	12/31/2022	2.63	0	0	0.00%	-17.1%
12/31/2021	2.91	0	0	0.50%	6.6%	12/31/2021	3.04	0	0	0.25%	6.8%	12/31/2021	3.17	0	0	0.00%	7.1%
12/31/2020	2.73	0	0	0.50%	22.0%	12/31/2020	2.84	0	0	0.25%	22.3%	12/31/2020	2.96	0	0	0.00%	22.7%
12/31/2019	2.24	0	0	0.50%	27.7%	12/31/2019	2.32	0	0	0.25%	28.1%	12/31/2019	2.41	0	0	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.2%
2021	1.1%
2020	-0.4%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R5 Class - 06-986

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,035	$50,638	2,290
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$55,035

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$55,035	23,314	$2.36
Band 100	-	-	2.44
Band 75	-	-	2.53
Band 50	-	-	2.61
Band 25	-	-	2.70
Band 0	-	-	2.80
Total	$55,035	23,314

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,970
Mortality & expense charges			(1,795)
Net investment income (loss)			5,175

Gain (loss) on investments:
Net realized gain (loss)			7,217
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,890
Net gain (loss)			16,107

Increase (decrease) in net assets from operations			$21,282

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,175	$7,805
Net realized gain (loss)		7,217	494
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,890	(27,498)

Increase (decrease) in net assets from operations		21,282	(19,199)

Contract owner transactions:
Proceeds from units sold		12,001	20,910
Cost of units redeemed		(172,245)	(15,867)
Account charges		(276)	(363)
Increase (decrease)		(160,520)	4,680
Net increase (decrease)		(139,238)	(14,519)
Net assets, beginning		194,273	208,792
Net assets, ending		$55,035	$194,273

Units sold		5,576	10,188
Units redeemed		(78,282)	(7,831)
Net increase (decrease)		(72,706)	2,357
Units outstanding, beginning		96,020	93,663
Units outstanding, ending		23,314	96,020

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,828,257
Cost of units redeemed/account charges			(4,004,863)
Net investment income (loss)			180,873
Net realized gain (loss)			46,371
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,397
Net assets			$55,035
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.36	23	$55	1.25%	16.7%	12/31/2023	$2.44	0	$0	1.00%	17.0%	12/31/2023	$2.53	0	$0	0.75%	17.3%
12/31/2022	2.02	96	194	1.25%	-9.2%	12/31/2022	2.09	0	0	1.00%	-9.0%	12/31/2022	2.15	0	0	0.75%	-8.8%
12/31/2021	2.23	94	209	1.25%	18.8%	12/31/2021	2.29	0	0	1.00%	19.1%	12/31/2021	2.36	0	0	0.75%	19.4%
12/31/2020	1.88	137	258	1.25%	-1.8%	12/31/2020	1.93	0	0	1.00%	-1.6%	12/31/2020	1.98	0	0	0.75%	-1.3%
12/31/2019	1.91	266	509	1.25%	16.5%	12/31/2019	1.96	0	0	1.00%	16.8%	12/31/2019	2.01	0	0	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.61	0	$0	0.50%	17.5%	12/31/2023	$2.70	0	$0	0.25%	17.8%	12/31/2023	$2.80	0	$0	0.00%	18.1%
12/31/2022	2.22	0	0	0.50%	-8.6%	12/31/2022	2.29	0	0	0.25%	-8.3%	12/31/2022	2.37	0	0	0.00%	-8.1%
12/31/2021	2.43	0	0	0.50%	19.7%	12/31/2021	2.50	0	0	0.25%	20.0%	12/31/2021	2.58	0	0	0.00%	20.3%
12/31/2020	2.03	0	0	0.50%	-1.1%	12/31/2020	2.09	0	0	0.25%	-0.8%	12/31/2020	2.14	0	0	0.00%	-0.6%
12/31/2019	2.05	0	0	0.50%	17.4%	12/31/2019	2.10	0	0	0.25%	17.7%	12/31/2019	2.15	0	0	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.6%
2022	5.1%
2021	5.4%
2020	5.6%
2019	4.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R3 Class - 06-987

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,652	$138,236	6,359
Receivables: investments sold	83
Payables: investments purchased	-
Net assets	$151,735

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$84,460	38,319	$2.20
Band 100	67,275	29,503	2.28
Band 75	-	-	2.36
Band 50	-	-	2.44
Band 25	-	-	2.52
Band 0	-	-	2.61
Total	$151,735	67,822

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,614
Mortality & expense charges			(1,638)
Net investment income (loss)			4,976

Gain (loss) on investments:
Net realized gain (loss)			480
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			16,158
Net gain (loss)			16,638

Increase (decrease) in net assets from operations			$21,614

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,976	$5,900
Net realized gain (loss)		480	28,882
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		16,158	(53,970)

Increase (decrease) in net assets from operations		21,614	(19,188)

Contract owner transactions:
Proceeds from units sold		5,249	7,779
Cost of units redeemed		(11,631)	(249,700)
Account charges		(13)	(63)
Increase (decrease)		(6,395)	(241,984)
Net increase (decrease)		15,219	(261,172)
Net assets, beginning		136,516	397,688
Net assets, ending		$151,735	$136,516

Units sold		2,560	4,241
Units redeemed		(5,614)	(121,333)
Net increase (decrease)		(3,054)	(117,092)
Units outstanding, beginning		70,876	187,968
Units outstanding, ending		67,822	70,876

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,470,383
Cost of units redeemed/account charges			(2,484,432)
Net investment income (loss)			185,810
Net realized gain (loss)			(33,442)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,416
Net assets			$151,735
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.20	38	$84	1.25%	16.2%	12/31/2023	$2.28	30	$67	1.00%	16.4%	12/31/2023	$2.36	0	$0	0.75%	16.7%
12/31/2022	1.90	38	71	1.25%	-9.8%	12/31/2022	1.96	33	65	1.00%	-9.5%	12/31/2022	2.02	0	0	0.75%	-9.3%
12/31/2021	2.10	148	312	1.25%	18.2%	12/31/2021	2.16	40	86	1.00%	18.5%	12/31/2021	2.23	0	0	0.75%	18.8%
12/31/2020	1.78	154	273	1.25%	-2.3%	12/31/2020	1.83	40	73	1.00%	-2.1%	12/31/2020	1.88	0	0	0.75%	-1.8%
12/31/2019	1.82	157	286	1.25%	15.9%	12/31/2019	1.87	40	74	1.00%	16.2%	12/31/2019	1.91	0	0	0.75%	16.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.44	0	$0	0.50%	17.0%	12/31/2023	$2.52	0	$0	0.25%	17.3%	12/31/2023	$2.61	0	$0	0.00%	17.6%
12/31/2022	2.09	0	0	0.50%	-9.1%	12/31/2022	2.15	0	0	0.25%	-8.8%	12/31/2022	2.22	0	0	0.00%	-8.6%
12/31/2021	2.29	0	0	0.50%	19.1%	12/31/2021	2.36	0	0	0.25%	19.4%	12/31/2021	2.43	0	0	0.00%	19.7%
12/31/2020	1.93	0	0	0.50%	-1.6%	12/31/2020	1.98	0	0	0.25%	-1.3%	12/31/2020	2.03	0	0	0.00%	-1.1%
12/31/2019	1.96	0	0	0.50%	16.8%	12/31/2019	2.00	0	0	0.25%	17.1%	12/31/2019	2.05	0	0	0.00%	17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.6%
2022	3.0%
2021	5.1%
2020	3.7%
2019	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R3 Class - 06-995

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,292,834	$2,287,313	177,849
Receivables: investments sold	-
Payables: investments purchased	(11,021)
Net assets	$2,281,813

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,088,706	1,477,220	$1.41
Band 100	193,107	130,217	1.48
Band 75	-	-	1.56
Band 50	-	-	1.63
Band 25	-	-	1.71
Band 0	-	-	1.79
Total	$2,281,813	1,607,437

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$68,446
Mortality & expense charges			(28,689)
Net investment income (loss)			39,757

Gain (loss) on investments:
Net realized gain (loss)			(98,080)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			190,999
Net gain (loss)			92,919

Increase (decrease) in net assets from operations			$132,676

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$39,757	$20,489
Net realized gain (loss)		(98,080)	(144,245)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		190,999	(162,213)

Increase (decrease) in net assets from operations		132,676	(285,969)

Contract owner transactions:
Proceeds from units sold		796,967	2,922,661
Cost of units redeemed		(2,029,602)	(2,367,476)
Account charges		(4,485)	(10,597)
Increase (decrease)		(1,237,120)	544,588
Net increase (decrease)		(1,104,444)	258,619
Net assets, beginning		3,386,257	3,127,638
Net assets, ending		$2,281,813	$3,386,257

Units sold		580,185	2,109,595
Units redeemed		(1,474,171)	(1,717,315)
Net increase (decrease)		(893,986)	392,280
Units outstanding, beginning		2,501,423	2,109,143
Units outstanding, ending		1,607,437	2,501,423

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$95,111,309
Cost of units redeemed/account charges			(94,512,664)
Net investment income (loss)			1,169,473
Net realized gain (loss)			226,579
Realized gain distributions			281,595
Net change in unrealized appreciation (depreciation)			5,521
Net assets			$2,281,813
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	1,477	$2,089	1.25%	4.7%	12/31/2023	$1.48	130	$193	1.00%	5.0%	12/31/2023	$1.56	0	$0	0.75%	5.3%
12/31/2022	1.35	2,354	3,178	1.25%	-8.7%	12/31/2022	1.41	148	209	1.00%	-8.4%	12/31/2022	1.48	0	0	0.75%	-8.2%
12/31/2021	1.48	1,955	2,890	1.25%	-2.5%	12/31/2021	1.54	154	238	1.00%	-2.3%	12/31/2021	1.61	0	0	0.75%	-2.0%
12/31/2020	1.52	2,085	3,161	1.25%	5.8%	12/31/2020	1.58	156	247	1.00%	6.1%	12/31/2020	1.64	0	0	0.75%	6.4%
12/31/2019	1.43	1,903	2,727	1.25%	3.9%	12/31/2019	1.49	254	378	1.00%	4.1%	12/31/2019	1.54	0	0	0.75%	4.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	0	$0	0.50%	5.5%	12/31/2023	$1.71	0	$0	0.25%	5.8%	12/31/2023	$1.79	0	$0	0.00%	6.0%
12/31/2022	1.54	0	0	0.50%	-8.0%	12/31/2022	1.62	0	0	0.25%	-7.8%	12/31/2022	1.69	0	0	0.00%	-7.5%
12/31/2021	1.68	0	0	0.50%	-1.8%	12/31/2021	1.75	0	0	0.25%	-1.5%	12/31/2021	1.83	0	0	0.00%	-1.3%
12/31/2020	1.71	0	0	0.50%	6.6%	12/31/2020	1.78	0	0	0.25%	6.9%	12/31/2020	1.85	338	626	0.00%	7.2%
12/31/2019	1.60	0	0	0.50%	4.6%	12/31/2019	1.67	0	0	0.25%	4.9%	12/31/2019	1.73	441	763	0.00%	5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.8%
2021	0.9%
2020	2.4%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R5 Class - 06-953

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,630,356	$1,565,514	128,152
Receivables: investments sold	12,554
Payables: investments purchased	-
Net assets	$1,642,910

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,642,910	1,536,481	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.12
Band 50	-	-	1.14
Band 25	-	-	1.17
Band 0	-	-	1.20
Total	$1,642,910	1,536,481

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$73,821
Mortality & expense charges			(26,524)
Net investment income (loss)			47,297

Gain (loss) on investments:
Net realized gain (loss)			(75,272)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			200,824
Net gain (loss)			125,552

Increase (decrease) in net assets from operations			$172,849

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$47,297	$38,534
Net realized gain (loss)		(75,272)	(291,096)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		200,824	(108,919)

Increase (decrease) in net assets from operations		172,849	(361,481)

Contract owner transactions:
Proceeds from units sold		3,099,346	3,896,718
Cost of units redeemed		(4,390,232)	(6,084,110)
Account charges		(6,288)	(18,465)
Increase (decrease)		(1,297,174)	(2,205,857)
Net increase (decrease)		(1,124,325)	(2,567,338)
Net assets, beginning		2,767,235	5,334,573
Net assets, ending		$1,642,910	$2,767,235

Units sold		3,030,436	3,702,312
Units redeemed		(4,218,075)	(5,798,131)
Net increase (decrease)		(1,187,639)	(2,095,819)
Units outstanding, beginning		2,724,120	4,819,939
Units outstanding, ending		1,536,481	2,724,120

* Date of Fund Inception into Variable Account: 2 /3 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$90,700,394
Cost of units redeemed/account charges			(90,121,217)
Net investment income (loss)			756,847
Net realized gain (loss)			8,300
Realized gain distributions			233,744
Net change in unrealized appreciation (depreciation)			64,842
Net assets			$1,642,910
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	1,536	$1,643	1.25%	5.3%	12/31/2023	$1.09	0	$0	1.00%	5.5%	12/31/2023	$1.12	0	$0	0.75%	5.8%
12/31/2022	1.02	2,724	2,767	1.25%	-8.2%	12/31/2022	1.04	0	0	1.00%	-8.0%	12/31/2022	1.06	0	0	0.75%	-7.8%
12/31/2021	1.11	4,820	5,335	1.25%	-2.0%	12/31/2021	1.13	0	0	1.00%	-1.8%	12/31/2021	1.15	0	0	0.75%	-1.5%
12/31/2020	1.13	11,337	12,808	1.25%	6.4%	12/31/2020	1.15	0	0	1.00%	6.6%	12/31/2020	1.16	0	0	0.75%	6.9%
12/31/2019	1.06	11,101	11,790	1.25%	4.4%	12/31/2019	1.08	0	0	1.00%	4.6%	12/31/2019	1.09	0	0	0.75%	4.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	6.1%	12/31/2023	$1.17	0	$0	0.25%	6.3%	12/31/2023	$1.20	0	$0	0.00%	6.6%
12/31/2022	1.08	0	0	0.50%	-7.5%	12/31/2022	1.10	0	0	0.25%	-7.3%	12/31/2022	1.12	0	0	0.00%	-7.1%
12/31/2021	1.17	0	0	0.50%	-1.3%	12/31/2021	1.19	0	0	0.25%	-1.1%	12/31/2021	1.21	0	0	0.00%	-0.8%
12/31/2020	1.18	0	0	0.50%	7.2%	12/31/2020	1.20	0	0	0.25%	7.4%	12/31/2020	1.22	0	0	0.00%	7.7%
12/31/2019	1.10	0	0	0.50%	5.1%	12/31/2019	1.12	0	0	0.25%	5.4%	12/31/2019	1.13	0	0	0.00%	5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	2.1%
2021	1.9%
2020	2.4%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg International Value Fund R6 Class - 06-GPF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$492,199	$464,212	19,832
Receivables: investments sold	847
Payables: investments purchased	-
Net assets	$493,046

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$493,046	394,448	$1.25
Band 100	-	-	1.27
Band 75	-	-	1.29
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$493,046	394,448

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,045
Mortality & expense charges			(3,619)
Net investment income (loss)			2,426

Gain (loss) on investments:
Net realized gain (loss)			2,313
Realized gain distributions			1,101
Net change in unrealized appreciation (depreciation)			33,808
Net gain (loss)			37,222

Increase (decrease) in net assets from operations			$39,648

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,426	$3,010
Net realized gain (loss)		2,313	(11,975)
Realized gain distributions		1,101	-
Net change in unrealized appreciation (depreciation)		33,808	(1,604)

Increase (decrease) in net assets from operations		39,648	(10,569)

Contract owner transactions:
Proceeds from units sold		238,414	288,048
Cost of units redeemed		(42,239)	(47,451)
Account charges		(651)	(574)
Increase (decrease)		195,524	240,023
Net increase (decrease)		235,172	229,454
Net assets, beginning		257,874	28,420
Net assets, ending		$493,046	$257,874

Units sold		194,085	261,324
Units redeemed		(36,512)	(45,959)
Net increase (decrease)		157,573	215,365
Units outstanding, beginning		236,875	21,510
Units outstanding, ending		394,448	236,875

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,445,480
Cost of units redeemed/account charges			(974,950)
Net investment income (loss)			5,154
Net realized gain (loss)			(14,714)
Realized gain distributions			4,089
Net change in unrealized appreciation (depreciation)			27,987
Net assets			$493,046
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	394	$493	1.25%	14.8%	12/31/2023	$1.27	0	$0	1.00%	15.1%	12/31/2023	$1.29	0	$0	0.75%	15.4%
12/31/2022	1.09	237	258	1.25%	-17.6%	12/31/2022	1.10	0	0	1.00%	-17.4%	12/31/2022	1.12	0	0	0.75%	-17.2%
12/31/2021	1.32	22	28	1.25%	6.4%	12/31/2021	1.33	0	0	1.00%	6.7%	12/31/2021	1.35	0	0	0.75%	7.0%
12/31/2020	1.24	0	0	1.25%	21.0%	12/31/2020	1.25	0	0	1.00%	21.3%	12/31/2020	1.26	0	0	0.75%	21.6%
12/31/2019	1.03	0	0	1.25%	27.7%	12/31/2019	1.03	0	0	1.00%	28.0%	12/31/2019	1.04	0	0	0.75%	28.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	15.7%	12/31/2023	$1.33	0	$0	0.25%	16.0%	12/31/2023	$1.35	0	$0	0.00%	16.3%
12/31/2022	1.13	0	0	0.50%	-17.0%	12/31/2022	1.14	0	0	0.25%	-16.8%	12/31/2022	1.16	0	0	0.00%	-16.6%
12/31/2021	1.36	0	0	0.50%	7.2%	12/31/2021	1.38	0	0	0.25%	7.5%	12/31/2021	1.39	0	0	0.00%	7.8%
12/31/2020	1.27	0	0	0.50%	21.9%	12/31/2020	1.28	0	0	0.25%	22.2%	12/31/2020	1.29	0	0	0.00%	22.5%
12/31/2019	1.04	0	0	0.50%	28.6%	12/31/2019	1.05	0	0	0.25%	29.0%	12/31/2019	1.05	0	0	0.00%	29.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	4.0%
2021	3.1%
2020	0.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term Income Fund R6 Class - 06-GCV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,810,176	$14,058,392	1,084,929
Receivables: investments sold	120,381
Payables: investments purchased	-
Net assets	$13,930,557

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,924,511	13,168,109	$1.06
Band 100	-	-	1.07
Band 75	6,046	5,534	1.09
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.15
Total	$13,930,557	13,173,643

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$492,573
Mortality & expense charges			(175,894)
Net investment income (loss)			316,679

Gain (loss) on investments:
Net realized gain (loss)			(380,755)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			889,143
Net gain (loss)			508,388

Increase (decrease) in net assets from operations			$825,067

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$316,679	$209,767
Net realized gain (loss)		(380,755)	(649,400)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		889,143	(1,085,166)

Increase (decrease) in net assets from operations		825,067	(1,524,799)

Contract owner transactions:
Proceeds from units sold		5,106,603	14,844,312
Cost of units redeemed		(8,799,892)	(14,202,922)
Account charges		(51,655)	(74,341)
Increase (decrease)		(3,744,944)	567,049
Net increase (decrease)		(2,919,877)	(957,750)
Net assets, beginning		16,850,434	17,808,184
Net assets, ending		$13,930,557	$16,850,434

Units sold		5,009,470	14,634,683
Units redeemed		(8,606,618)	(14,146,476)
Net increase (decrease)		(3,597,148)	488,207
Units outstanding, beginning		16,770,791	16,282,584
Units outstanding, ending		13,173,643	16,770,791

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$53,068,940
Cost of units redeemed/account charges			(39,035,087)
Net investment income (loss)			756,945
Net realized gain (loss)			(779,336)
Realized gain distributions			167,311
Net change in unrealized appreciation (depreciation)			(248,216)
Net assets			$13,930,557
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	13,168	$13,925	1.25%	5.2%	12/31/2023	$1.07	0	$0	1.00%	5.5%	12/31/2023	$1.09	6	$6	0.75%	5.8%
12/31/2022	1.00	16,767	16,846	1.25%	-8.1%	12/31/2022	1.02	0	0	1.00%	-7.9%	12/31/2022	1.03	4	4	0.75%	-7.7%
12/31/2021	1.09	16,280	17,806	1.25%	-2.0%	12/31/2021	1.11	0	0	1.00%	-1.7%	12/31/2021	1.12	2	2	0.75%	-1.5%
12/31/2020	1.12	10,086	11,251	1.25%	6.4%	12/31/2020	1.13	0	0	1.00%	6.7%	12/31/2020	1.14	0	0	0.75%	7.0%
12/31/2019	1.05	6,734	7,058	1.25%	4.4%	12/31/2019	1.05	0	0	1.00%	4.7%	12/31/2019	1.06	0	0	0.75%	5.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	6.0%	12/31/2023	$1.13	0	$0	0.25%	6.3%	12/31/2023	$1.15	0	$0	0.00%	6.6%
12/31/2022	1.05	0	0	0.50%	-7.4%	12/31/2022	1.06	0	0	0.25%	-7.2%	12/31/2022	1.08	0	0	0.00%	-7.0%
12/31/2021	1.13	0	0	0.50%	-1.2%	12/31/2021	1.14	0	0	0.25%	-1.0%	12/31/2021	1.16	0	0	0.00%	-0.7%
12/31/2020	1.15	0	0	0.50%	7.2%	12/31/2020	1.16	0	0	0.25%	7.5%	12/31/2020	1.17	0	0	0.00%	7.8%
12/31/2019	1.07	0	0	0.50%	5.2%	12/31/2019	1.07	0	0	0.25%	5.5%	12/31/2019	1.08	0	0	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	2.5%
2021	1.4%
2020	2.3%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Investment Income Builder Fund R6 Class - 06-39W (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.43
Band 25	-	-	1.45
Band 0	-	-	1.47
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	1.25%	16.9%	12/31/2023	$1.39	0	$0	1.00%	17.2%	12/31/2023	$1.41	0	$0	0.75%	17.5%
12/31/2022	1.17	0	0	1.25%	-9.1%	12/31/2022	1.19	0	0	1.00%	-8.9%	12/31/2022	1.20	0	0	0.75%	-8.6%
12/31/2021	1.29	0	0	1.25%	19.0%	12/31/2021	1.30	0	0	1.00%	19.3%	12/31/2021	1.31	0	0	0.75%	19.6%
12/31/2020	1.08	0	0	1.25%	-1.6%	12/31/2020	1.09	0	0	1.00%	-1.3%	12/31/2020	1.10	0	0	0.75%	-1.1%
12/31/2019	1.10	0	0	1.25%	16.8%	12/31/2019	1.11	0	0	1.00%	17.1%	12/31/2019	1.11	0	0	0.75%	17.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	17.8%	12/31/2023	$1.45	0	$0	0.25%	18.1%	12/31/2023	$1.47	0	$0	0.00%	18.4%
12/31/2022	1.21	0	0	0.50%	-8.4%	12/31/2022	1.23	0	0	0.25%	-8.2%	12/31/2022	1.24	0	0	0.00%	-8.0%
12/31/2021	1.33	0	0	0.50%	19.9%	12/31/2021	1.34	0	0	0.25%	20.2%	12/31/2021	1.35	0	0	0.00%	20.5%
12/31/2020	1.11	0	0	0.50%	-0.8%	12/31/2020	1.11	0	0	0.25%	-0.6%	12/31/2020	1.12	0	0	0.00%	-0.3%
12/31/2019	1.11	0	0	0.50%	17.6%	12/31/2019	1.12	0	0	0.25%	17.9%	12/31/2019	1.12	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Limited Term U.S. Government Fund R3 Class - 06-104

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$65,686	$71,144	5,617
Receivables: investments sold	1,222
Payables: investments purchased	-
Net assets	$66,908

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$64,178	58,418	$1.10
Band 100	2,730	2,369	1.15
Band 75	-	-	1.21
Band 50	-	-	1.27
Band 25	-	-	1.33
Band 0	-	-	1.39
Total	$66,908	60,787

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,693
Mortality & expense charges			(917)
Net investment income (loss)			776

Gain (loss) on investments:
Net realized gain (loss)			(3,734)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,453
Net gain (loss)			719

Increase (decrease) in net assets from operations			$1,495

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$776	$331
Net realized gain (loss)		(3,734)	(7,801)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,453	(1,755)

Increase (decrease) in net assets from operations		1,495	(9,225)

Contract owner transactions:
Proceeds from units sold		7,483	12,789
Cost of units redeemed		(24,398)	(199,631)
Account charges		(59)	(16)
Increase (decrease)		(16,974)	(186,858)
Net increase (decrease)		(15,479)	(196,083)
Net assets, beginning		82,387	278,470
Net assets, ending		$66,908	$82,387

Units sold		10,023	11,585
Units redeemed		(26,076)	(170,931)
Net increase (decrease)		(16,053)	(159,346)
Units outstanding, beginning		76,840	236,186
Units outstanding, ending		60,787	76,840

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,178,497
Cost of units redeemed/account charges			(2,133,999)
Net investment income (loss)			35,469
Net realized gain (loss)			(9,798)
Realized gain distributions			2,197
Net change in unrealized appreciation (depreciation)			(5,458)
Net assets			$66,908
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	58	$64	1.25%	2.6%	12/31/2023	$1.15	2	$3	1.00%	2.9%	12/31/2023	$1.21	0	$0	0.75%	3.1%
12/31/2022	1.07	74	80	1.25%	-9.2%	12/31/2022	1.12	2	3	1.00%	-8.9%	12/31/2022	1.17	0	0	0.75%	-8.7%
12/31/2021	1.18	234	275	1.25%	-3.2%	12/31/2021	1.23	3	3	1.00%	-2.9%	12/31/2021	1.28	0	0	0.75%	-2.7%
12/31/2020	1.22	423	515	1.25%	2.4%	12/31/2020	1.27	3	4	1.00%	2.6%	12/31/2020	1.32	0	0	0.75%	2.9%
12/31/2019	1.19	166	198	1.25%	2.2%	12/31/2019	1.23	9	11	1.00%	2.5%	12/31/2019	1.28	0	0	0.75%	2.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	3.4%	12/31/2023	$1.33	0	$0	0.25%	3.6%	12/31/2023	$1.39	0	$0	0.00%	3.9%
12/31/2022	1.23	0	0	0.50%	-8.5%	12/31/2022	1.28	0	0	0.25%	-8.2%	12/31/2022	1.34	0	0	0.00%	-8.0%
12/31/2021	1.34	0	0	0.50%	-2.4%	12/31/2021	1.40	0	0	0.25%	-2.2%	12/31/2021	1.46	0	0	0.00%	-1.9%
12/31/2020	1.37	0	0	0.50%	3.2%	12/31/2020	1.43	0	0	0.25%	3.4%	12/31/2020	1.49	0	0	0.00%	3.7%
12/31/2019	1.33	0	0	0.50%	3.0%	12/31/2019	1.38	0	0	0.25%	3.3%	12/31/2019	1.43	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	0.8%
2021	1.0%
2020	1.0%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Developing World R6 Class - 06-4GW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,259	$293,406	13,799
Receivables: investments sold	300
Payables: investments purchased	-
Net assets	$292,559

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$292,559	326,285	$0.90
Band 100	-	-	0.91
Band 75	-	-	0.91
Band 50	-	-	0.92
Band 25	-	-	0.93
Band 0	-	-	0.94
Total	$292,559	326,285

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,087
Mortality & expense charges			(1,575)
Net investment income (loss)			4,512

Gain (loss) on investments:
Net realized gain (loss)			(1,509)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,817
Net gain (loss)			3,308

Increase (decrease) in net assets from operations			$7,820

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,512	$604
Net realized gain (loss)		(1,509)	(24)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,817	(5,964)

Increase (decrease) in net assets from operations		7,820	(5,384)

Contract owner transactions:
Proceeds from units sold		233,969	129,381
Cost of units redeemed		(10,401)	(62,820)
Account charges		(6)	-
Increase (decrease)		223,562	66,561
Net increase (decrease)		231,382	61,177
Net assets, beginning		61,177	-
Net assets, ending		$292,559	$61,177

Units sold		267,125	138,424
Units redeemed		(12,754)	(66,510)
Net increase (decrease)		254,371	71,914
Units outstanding, beginning		71,914	-
Units outstanding, ending		326,285	71,914

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$363,350
Cost of units redeemed/account charges			(73,227)
Net investment income (loss)			5,116
Net realized gain (loss)			(1,533)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(1,147)
Net assets			$292,559
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.90	326	$293	1.25%	5.4%	12/31/2023	$0.91	0	$0	1.00%	5.7%	12/31/2023	$0.91	0	$0	0.75%	5.9%
12/31/2022	0.85	72	61	1.25%	-26.4%	12/31/2022	0.86	0	0	1.00%	-26.2%	12/31/2022	0.86	0	0	0.75%	-26.0%
12/31/2021	1.16	0	0	1.25%	-3.8%	12/31/2021	1.16	0	0	1.00%	-3.5%	12/31/2021	1.17	0	0	0.75%	-3.3%
12/31/2020	1.20	0	0	1.25%	20.1%	12/31/2020	1.20	0	0	1.00%	20.3%	12/31/2020	1.21	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.92	0	$0	0.50%	6.2%	12/31/2023	$0.93	0	$0	0.25%	6.5%	12/31/2023	$0.94	0	$0	0.00%	6.7%
12/31/2022	0.87	0	0	0.50%	-25.8%	12/31/2022	0.88	0	0	0.25%	-25.6%	12/31/2022	0.88	0	0	0.00%	-25.4%
12/31/2021	1.17	0	0	0.50%	-3.0%	12/31/2021	1.18	0	0	0.25%	-2.8%	12/31/2021	1.18	0	0	0.00%	-2.6%
12/31/2020	1.21	0	0	0.50%	20.9%	12/31/2020	1.21	0	0	0.25%	21.2%	12/31/2020	1.21	0	0	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.4%
2022	3.6%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Intl Growth R6 Class - 06-4GX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.05
Band 100	-	-	1.06
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	1.25%	17.1%	12/31/2023	$1.06	0	$0	1.00%	17.4%	12/31/2023	$1.07	0	$0	0.75%	17.6%
12/31/2022	0.90	0	0	1.25%	-26.9%	12/31/2022	0.90	0	0	1.00%	-26.7%	12/31/2022	0.91	0	0	0.75%	-26.5%
12/31/2021	1.22	0	0	1.25%	-5.3%	12/31/2021	1.23	0	0	1.00%	-5.0%	12/31/2021	1.24	0	0	0.75%	-4.8%
12/31/2020	1.29	0	0	1.25%	29.2%	12/31/2020	1.30	0	0	1.00%	29.5%	12/31/2020	1.30	0	0	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	17.9%	12/31/2023	$1.09	0	$0	0.25%	18.2%	12/31/2023	$1.10	0	$0	0.00%	18.5%
12/31/2022	0.92	0	0	0.50%	-26.3%	12/31/2022	0.92	0	0	0.25%	-26.1%	12/31/2022	0.93	0	0	0.00%	-26.0%
12/31/2021	1.24	0	0	0.50%	-4.6%	12/31/2021	1.25	0	0	0.25%	-4.3%	12/31/2021	1.25	0	0	0.00%	-4.1%
12/31/2020	1.30	0	0	0.50%	30.1%	12/31/2020	1.30	0	0	0.25%	30.4%	12/31/2020	1.31	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Strategic Income R6 Class - 06-4XJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,273,995	$20,275,162	1,739,584
Receivables: investments sold	592,147
Payables: investments purchased	-
Net assets	$19,866,142

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,866,142	20,043,628	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.00
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$19,866,142	20,043,628

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$842,035
Mortality & expense charges			(225,641)
Net investment income (loss)			616,394

Gain (loss) on investments:
Net realized gain (loss)			(175,420)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			694,030
Net gain (loss)			518,610

Increase (decrease) in net assets from operations			$1,135,004

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$616,394	$449,003
Net realized gain (loss)		(175,420)	(415,146)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		694,030	(1,503,198)

Increase (decrease) in net assets from operations		1,135,004	(1,469,341)

Contract owner transactions:
Proceeds from units sold		4,889,458	5,387,564
Cost of units redeemed		(3,346,670)	(8,621,785)
Account charges		(58,373)	(70,882)
Increase (decrease)		1,484,415	(3,305,103)
Net increase (decrease)		2,619,419	(4,774,444)
Net assets, beginning		17,246,723	22,021,167
Net assets, ending		$19,866,142	$17,246,723

Units sold		5,244,598	5,798,492
Units redeemed		(3,724,700)	(9,203,478)
Net increase (decrease)		1,519,898	(3,404,986)
Units outstanding, beginning		18,523,730	21,928,716
Units outstanding, ending		20,043,628	18,523,730

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,890,199
Cost of units redeemed/account charges			(12,643,397)
Net investment income (loss)			1,164,197
Net realized gain (loss)			(592,297)
Realized gain distributions			48,607
Net change in unrealized appreciation (depreciation)			(1,001,167)
Net assets			$19,866,142
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	20,044	$19,866	1.25%	6.5%	12/31/2023	$1.00	0	$0	1.00%	6.7%	12/31/2023	$1.00	0	$0	0.75%	7.0%
12/31/2022	0.93	18,524	17,247	1.25%	-7.3%	12/31/2022	0.93	0	0	1.00%	-7.1%	12/31/2022	0.94	0	0	0.75%	-6.8%
12/31/2021	1.00	21,929	22,021	1.25%	0.4%	12/31/2021	1.01	0	0	1.00%	0.6%	12/31/2021	1.01	0	0	0.75%	0.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	7.3%	12/31/2023	$1.02	0	$0	0.25%	7.5%	12/31/2023	$1.02	0	$0	0.00%	7.8%
12/31/2022	0.94	0	0	0.50%	-6.6%	12/31/2022	0.95	0	0	0.25%	-6.4%	12/31/2022	0.95	0	0	0.00%	-6.1%
12/31/2021	1.01	0	0	0.50%	0.8%	12/31/2021	1.01	0	0	0.25%	1.0%	12/31/2021	1.01	0	0	0.00%	1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	3.4%
2021	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Value Fund R3 Class - 06-109

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$333,336	$289,789	5,027
Receivables: investments sold	-
Payables: investments purchased	(190)
Net assets	$333,146

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$281,533	98,653	$2.85
Band 100	51,613	17,245	2.99
Band 75	-	-	3.14
Band 50	-	-	3.29
Band 25	-	-	3.45
Band 0	-	-	3.62
Total	$333,146	115,898

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,633)
Net investment income (loss)			(3,633)

Gain (loss) on investments:
Net realized gain (loss)			199
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			38,413
Net gain (loss)			38,612

Increase (decrease) in net assets from operations			$34,979

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,633)	$(3,404)
Net realized gain (loss)		199	1,008
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		38,413	(70,884)

Increase (decrease) in net assets from operations		34,979	(73,280)

Contract owner transactions:
Proceeds from units sold		13,648	7,504
Cost of units redeemed		(2,186)	(7,243)
Account charges		(82)	(73)
Increase (decrease)		11,380	188
Net increase (decrease)		46,359	(73,092)
Net assets, beginning		286,787	359,879
Net assets, ending		$333,146	$286,787

Units sold		5,208	2,808
Units redeemed		(852)	(2,589)
Net increase (decrease)		4,356	219
Units outstanding, beginning		111,542	111,323
Units outstanding, ending		115,898	111,542

* Date of Fund Inception into Variable Account: 1 /1 /2006
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,323,409
Cost of units redeemed/account charges			(5,508,717)
Net investment income (loss)			(114,037)
Net realized gain (loss)			388,303
Realized gain distributions			200,641
Net change in unrealized appreciation (depreciation)			43,547
Net assets			$333,146
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.85	99	$282	1.25%	11.8%	12/31/2023	$2.99	17	$52	1.00%	12.1%	12/31/2023	$3.14	0	$0	0.75%	12.3%
12/31/2022	2.55	94	241	1.25%	-20.5%	12/31/2022	2.67	17	46	1.00%	-20.3%	12/31/2022	2.79	0	0	0.75%	-20.1%
12/31/2021	3.21	94	301	1.25%	12.4%	12/31/2021	3.35	18	59	1.00%	12.7%	12/31/2021	3.50	0	0	0.75%	12.9%
12/31/2020	2.86	97	277	1.25%	10.5%	12/31/2020	2.97	18	52	1.00%	10.8%	12/31/2020	3.10	0	0	0.75%	11.1%
12/31/2019	2.59	99	257	1.25%	27.3%	12/31/2019	2.68	13	36	1.00%	27.6%	12/31/2019	2.79	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.29	0	$0	0.50%	12.6%	12/31/2023	$3.45	0	$0	0.25%	12.9%	12/31/2023	$3.62	0	$0	0.00%	13.2%
12/31/2022	2.92	0	0	0.50%	-19.9%	12/31/2022	3.06	0	0	0.25%	-19.7%	12/31/2022	3.20	0	0	0.00%	-19.5%
12/31/2021	3.65	0	0	0.50%	13.2%	12/31/2021	3.81	0	0	0.25%	13.5%	12/31/2021	3.97	0	0	0.00%	13.8%
12/31/2020	3.22	0	0	0.50%	11.3%	12/31/2020	3.35	0	0	0.25%	11.6%	12/31/2020	3.49	0	0	0.00%	11.9%
12/31/2019	2.89	0	0	0.50%	28.2%	12/31/2019	3.01	0	0	0.25%	28.5%	12/31/2019	3.12	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.1%
2021	0.4%
2020	-0.2%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Thornburg Smid Growth R5 Class - 06-314

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$602,390	$689,999	20,084
Receivables: investments sold	148
Payables: investments purchased	-
Net assets	$602,538

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$602,538	293,457	$2.05
Band 100	-	-	2.14
Band 75	-	-	2.23
Band 50	-	-	2.33
Band 25	-	-	2.42
Band 0	-	-	2.53
Total	$602,538	293,457

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(6,703)
Net investment income (loss)			(6,703)

Gain (loss) on investments:
Net realized gain (loss)			(87,287)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			195,917
Net gain (loss)			108,630

Increase (decrease) in net assets from operations			$101,927

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,703)	$(7,971)
Net realized gain (loss)		(87,287)	(9,902)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		195,917	(286,847)

Increase (decrease) in net assets from operations		101,927	(304,720)

Contract owner transactions:
Proceeds from units sold		157,672	31,931
Cost of units redeemed		(233,640)	(52,123)
Account charges		(54)	(230)
Increase (decrease)		(76,022)	(20,422)
Net increase (decrease)		25,905	(325,142)
Net assets, beginning		576,633	901,775
Net assets, ending		$602,538	$576,633

Units sold		84,956	17,059
Units redeemed		(124,869)	(24,116)
Net increase (decrease)		(39,913)	(7,057)
Units outstanding, beginning		333,370	340,427
Units outstanding, ending		293,457	333,370

* Date of Fund Inception into Variable Account: 5 /24 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,820,225
Cost of units redeemed/account charges			(20,155,189)
Net investment income (loss)			(593,644)
Net realized gain (loss)			64,077
Realized gain distributions			554,678
Net change in unrealized appreciation (depreciation)			(87,609)
Net assets			$602,538
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.05	293	$603	1.25%	18.7%	12/31/2023	$2.14	0	$0	1.00%	19.0%	12/31/2023	$2.23	0	$0	0.75%	19.3%
12/31/2022	1.73	333	577	1.25%	-34.7%	12/31/2022	1.80	0	0	1.00%	-34.5%	12/31/2022	1.87	0	0	0.75%	-34.4%
12/31/2021	2.65	340	902	1.25%	-5.2%	12/31/2021	2.75	0	0	1.00%	-5.0%	12/31/2021	2.85	0	0	0.75%	-4.7%
12/31/2020	2.79	497	1,388	1.25%	40.3%	12/31/2020	2.89	0	0	1.00%	40.7%	12/31/2020	2.99	0	0	0.75%	41.0%
12/31/2019	1.99	647	1,289	1.25%	27.8%	12/31/2019	2.05	0	0	1.00%	28.1%	12/31/2019	2.12	0	0	0.75%	28.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.33	0	$0	0.50%	19.6%	12/31/2023	$2.42	0	$0	0.25%	19.9%	12/31/2023	$2.53	0	$0	0.00%	20.2%
12/31/2022	1.94	0	0	0.50%	-34.2%	12/31/2022	2.02	0	0	0.25%	-34.0%	12/31/2022	2.10	0	0	0.00%	-33.9%
12/31/2021	2.96	0	0	0.50%	-4.5%	12/31/2021	3.07	0	0	0.25%	-4.2%	12/31/2021	3.18	0	0	0.00%	-4.0%
12/31/2020	3.09	0	0	0.50%	41.4%	12/31/2020	3.20	0	0	0.25%	41.7%	12/31/2020	3.31	0	0	0.00%	42.1%
12/31/2019	2.19	0	0	0.50%	28.7%	12/31/2019	2.26	0	0	0.25%	29.1%	12/31/2019	2.33	0	0	0.00%	29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Growth & Income Fund Retirement Class - 06-433

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$877,188	$963,588	64,901
Receivables: investments sold	-
Payables: investments purchased	(1,025)
Net assets	$876,163

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$876,163	198,460	$4.41
Band 100	-	-	4.57
Band 75	-	-	4.74
Band 50	-	-	4.90
Band 25	-	-	5.08
Band 0	-	-	5.26
Total	$876,163	198,460

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,791
Mortality & expense charges			(10,033)
Net investment income (loss)			(2,242)

Gain (loss) on investments:
Net realized gain (loss)			(20,973)
Realized gain distributions			156,327
Net change in unrealized appreciation (depreciation)			79,603
Net gain (loss)			214,957

Increase (decrease) in net assets from operations			$212,715

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,242)	$(1,739)
Net realized gain (loss)		(20,973)	(36,520)
Realized gain distributions		156,327	44,952
Net change in unrealized appreciation (depreciation)		79,603	(216,252)

Increase (decrease) in net assets from operations		212,715	(209,559)

Contract owner transactions:
Proceeds from units sold		170,154	431,459
Cost of units redeemed		(202,435)	(499,200)
Account charges		(1,005)	(857)
Increase (decrease)		(33,286)	(68,598)
Net increase (decrease)		179,429	(278,157)
Net assets, beginning		696,734	974,891
Net assets, ending		$876,163	$696,734

Units sold		44,133	115,417
Units redeemed		(52,164)	(130,743)
Net increase (decrease)		(8,031)	(15,326)
Units outstanding, beginning		206,491	221,817
Units outstanding, ending		198,460	206,491

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,501,053
Cost of units redeemed/account charges			(10,277,570)
Net investment income (loss)			(75,894)
Net realized gain (loss)			1,320,703
Realized gain distributions			1,494,271
Net change in unrealized appreciation (depreciation)			(86,400)
Net assets			$876,163
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.41	198	$876	1.25%	30.8%	12/31/2023	$4.57	0	$0	1.00%	31.2%	12/31/2023	$4.74	0	$0	0.75%	31.5%
12/31/2022	3.37	206	697	1.25%	-23.2%	12/31/2022	3.49	0	0	1.00%	-23.0%	12/31/2022	3.60	0	0	0.75%	-22.8%
12/31/2021	4.40	222	975	1.25%	23.5%	12/31/2021	4.53	0	0	1.00%	23.8%	12/31/2021	4.67	0	0	0.75%	24.1%
12/31/2020	3.56	461	1,640	1.25%	18.7%	12/31/2020	3.66	0	0	1.00%	19.0%	12/31/2020	3.76	0	0	0.75%	19.3%
12/31/2019	3.00	443	1,330	1.25%	28.3%	12/31/2019	3.07	0	0	1.00%	28.6%	12/31/2019	3.15	0	0	0.75%	28.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.90	0	$0	0.50%	31.8%	12/31/2023	$5.08	0	$0	0.25%	32.2%	12/31/2023	$5.26	0	$0	0.00%	32.5%
12/31/2022	3.72	0	0	0.50%	-22.7%	12/31/2022	3.84	0	0	0.25%	-22.5%	12/31/2022	3.97	0	0	0.00%	-22.3%
12/31/2021	4.81	0	0	0.50%	24.4%	12/31/2021	4.96	0	0	0.25%	24.7%	12/31/2021	5.11	0	0	0.00%	25.1%
12/31/2020	3.87	0	0	0.50%	19.6%	12/31/2020	3.97	0	0	0.25%	19.9%	12/31/2020	4.09	0	0	0.00%	20.2%
12/31/2019	3.23	0	0	0.50%	29.3%	12/31/2019	3.31	0	0	0.25%	29.6%	12/31/2019	3.40	0	0	0.00%	29.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.9%
2021	0.4%
2020	0.9%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF International Equity Index fund Retirement Class - 06-428

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,532,938	$3,380,532	157,829
Receivables: investments sold	8,761
Payables: investments purchased	-
Net assets	$3,541,699

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,541,699	2,029,600	$1.75
Band 100	-	-	1.81
Band 75	-	-	1.87
Band 50	-	-	1.94
Band 25	-	-	2.01
Band 0	-	-	2.08
Total	$3,541,699	2,029,600

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$89,166
Mortality & expense charges			(37,475)
Net investment income (loss)			51,691

Gain (loss) on investments:
Net realized gain (loss)			(4,735)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			424,307
Net gain (loss)			419,572

Increase (decrease) in net assets from operations			$471,263

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$51,691	$30,087
Net realized gain (loss)		(4,735)	(73,157)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		424,307	(607,708)

Increase (decrease) in net assets from operations		471,263	(650,778)

Contract owner transactions:
Proceeds from units sold		1,361,740	1,049,347
Cost of units redeemed		(1,146,409)	(1,988,025)
Account charges		(3,634)	(4,565)
Increase (decrease)		211,697	(943,243)
Net increase (decrease)		682,960	(1,594,021)
Net assets, beginning		2,858,739	4,452,760
Net assets, ending		$3,541,699	$2,858,739

Units sold		825,598	795,397
Units redeemed		(692,068)	(1,400,997)
Net increase (decrease)		133,530	(605,600)
Units outstanding, beginning		1,896,070	2,501,670
Units outstanding, ending		2,029,600	1,896,070

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$30,078,433
Cost of units redeemed/account charges			(29,222,804)
Net investment income (loss)			793,141
Net realized gain (loss)			1,734,663
Realized gain distributions			5,860
Net change in unrealized appreciation (depreciation)			152,406
Net assets			$3,541,699
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	2,030	$3,542	1.25%	16.5%	12/31/2023	$1.81	0	$0	1.00%	16.8%	12/31/2023	$1.87	0	$0	0.75%	17.0%
12/31/2022	1.50	1,829	2,740	1.25%	-15.5%	12/31/2022	1.55	0	0	1.00%	-15.3%	12/31/2022	1.60	0	0	0.75%	-15.1%
12/31/2021	1.77	2,444	4,334	1.25%	9.7%	12/31/2021	1.83	0	0	1.00%	10.0%	12/31/2021	1.88	0	0	0.75%	10.2%
12/31/2020	1.62	5,327	8,613	1.25%	6.5%	12/31/2020	1.66	0	0	1.00%	6.8%	12/31/2020	1.71	0	0	0.75%	7.1%
12/31/2019	1.52	3,760	5,706	1.25%	20.0%	12/31/2019	1.56	0	0	1.00%	20.3%	12/31/2019	1.60	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	0	$0	0.50%	17.3%	12/31/2023	$2.01	0	$0	0.25%	17.6%	12/31/2023	$2.08	0	$0	0.00%	17.9%
12/31/2022	1.65	0	0	0.50%	-14.9%	12/31/2022	1.71	0	0	0.25%	-14.7%	12/31/2022	1.76	67	119	0.00%	-14.4%
12/31/2021	1.94	0	0	0.50%	10.5%	12/31/2021	2.00	0	0	0.25%	10.8%	12/31/2021	2.06	58	119	0.00%	11.1%
12/31/2020	1.76	0	0	0.50%	7.3%	12/31/2020	1.81	0	0	0.25%	7.6%	12/31/2020	1.86	42	78	0.00%	7.9%
12/31/2019	1.64	0	0	0.50%	20.9%	12/31/2019	1.68	0	0	0.25%	21.2%	12/31/2019	1.72	37	64	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	1.9%
2021	3.3%
2020	2.0%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,425,854	$15,457,369	410,288
Receivables: investments sold	44,521
Payables: investments purchased	-
Net assets	$21,470,375

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,470,375	3,548,060	$6.05
Band 100	-	-	6.27
Band 75	-	-	6.49
Band 50	-	-	6.72
Band 25	-	-	6.96
Band 0	-	-	7.21
Total	$21,470,375	3,548,060

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$112,930
Mortality & expense charges			(229,959)
Net investment income (loss)			(117,029)

Gain (loss) on investments:
Net realized gain (loss)			546,767
Realized gain distributions			239,106
Net change in unrealized appreciation (depreciation)			5,578,276
Net gain (loss)			6,364,149

Increase (decrease) in net assets from operations			$6,247,120

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(117,029)	$(114,606)
Net realized gain (loss)		546,767	779,321
Realized gain distributions		239,106	1,381,616
Net change in unrealized appreciation (depreciation)		5,578,276	(8,951,902)

Increase (decrease) in net assets from operations		6,247,120	(6,905,571)

Contract owner transactions:
Proceeds from units sold		3,254,281	2,620,895
Cost of units redeemed		(3,415,742)	(3,617,111)
Account charges		(6,618)	(5,453)
Increase (decrease)		(168,079)	(1,001,669)
Net increase (decrease)		6,079,041	(7,907,240)
Net assets, beginning		15,391,334	23,298,574
Net assets, ending		$21,470,375	$15,391,334

Units sold		653,689	556,137
Units redeemed		(679,977)	(756,543)
Net increase (decrease)		(26,288)	(200,406)
Units outstanding, beginning		3,574,348	3,774,754
Units outstanding, ending		3,548,060	3,574,348

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$56,211,367
Cost of units redeemed/account charges			(59,259,031)
Net investment income (loss)			(653,249)
Net realized gain (loss)			14,594,719
Realized gain distributions			4,608,084
Net change in unrealized appreciation (depreciation)			5,968,485
Net assets			$21,470,375
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.05	3,548	$21,470	1.25%	40.5%	12/31/2023	$6.27	0	$0	1.00%	40.9%	12/31/2023	$6.49	0	$0	0.75%	41.2%
12/31/2022	4.31	3,574	15,391	1.25%	-30.2%	12/31/2022	4.45	0	0	1.00%	-30.1%	12/31/2022	4.60	0	0	0.75%	-29.9%
12/31/2021	6.17	3,775	23,299	1.25%	25.6%	12/31/2021	6.36	0	0	1.00%	25.9%	12/31/2021	6.55	0	0	0.75%	26.3%
12/31/2020	4.91	4,845	23,806	1.25%	36.4%	12/31/2020	5.05	0	0	1.00%	36.7%	12/31/2020	5.19	0	0	0.75%	37.0%
12/31/2019	3.60	5,379	19,381	1.25%	34.3%	12/31/2019	3.69	0	0	1.00%	34.6%	12/31/2019	3.79	0	0	0.75%	34.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$6.72	0	$0	0.50%	41.6%	12/31/2023	$6.96	0	$0	0.25%	41.9%	12/31/2023	$7.21	0	$0	0.00%	42.3%
12/31/2022	4.75	0	0	0.50%	-29.7%	12/31/2022	4.91	0	0	0.25%	-29.5%	12/31/2022	5.07	0	0	0.00%	-29.4%
12/31/2021	6.76	0	0	0.50%	26.6%	12/31/2021	6.96	0	0	0.25%	26.9%	12/31/2021	7.17	0	0	0.00%	27.2%
12/31/2020	5.34	0	0	0.50%	37.4%	12/31/2020	5.49	0	0	0.25%	37.7%	12/31/2020	5.64	0	0	0.00%	38.1%
12/31/2019	3.88	0	0	0.50%	35.3%	12/31/2019	3.98	0	0	0.25%	35.6%	12/31/2019	4.08	0	0	0.00%	36.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.6%
2022	0.6%
2021	0.6%
2020	0.5%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,600,243	$3,263,443	151,356
Receivables: investments sold	-
Payables: investments purchased	(37,318)
Net assets	$3,562,925

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,562,925	1,080,702	$3.30
Band 100	-	-	3.41
Band 75	-	-	3.54
Band 50	-	-	3.66
Band 25	-	-	3.79
Band 0	-	-	3.93
Total	$3,562,925	1,080,702

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$69,571
Mortality & expense charges			(46,177)
Net investment income (loss)			23,394

Gain (loss) on investments:
Net realized gain (loss)			137,327
Realized gain distributions			87,274
Net change in unrealized appreciation (depreciation)			93,333
Net gain (loss)			317,934

Increase (decrease) in net assets from operations			$341,328

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$23,394	$12,943
Net realized gain (loss)		137,327	417,354
Realized gain distributions		87,274	93,648
Net change in unrealized appreciation (depreciation)		93,333	(1,112,753)

Increase (decrease) in net assets from operations		341,328	(588,808)

Contract owner transactions:
Proceeds from units sold		791,244	1,013,333
Cost of units redeemed		(1,826,106)	(3,179,428)
Account charges		(3,573)	(4,695)
Increase (decrease)		(1,038,435)	(2,170,790)
Net increase (decrease)		(697,107)	(2,759,598)
Net assets, beginning		4,260,032	7,019,630
Net assets, ending		$3,562,925	$4,260,032

Units sold		257,947	334,705
Units redeemed		(595,686)	(1,045,809)
Net increase (decrease)		(337,739)	(711,104)
Units outstanding, beginning		1,418,441	2,129,545
Units outstanding, ending		1,080,702	1,418,441

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$46,819,459
Cost of units redeemed/account charges			(51,518,419)
Net investment income (loss)			936,023
Net realized gain (loss)			4,498,465
Realized gain distributions			2,490,597
Net change in unrealized appreciation (depreciation)			336,800
Net assets			$3,562,925
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.30	1,081	$3,563	1.25%	9.8%	12/31/2023	$3.41	0	$0	1.00%	10.0%	12/31/2023	$3.54	0	$0	0.75%	10.3%
12/31/2022	3.00	1,418	4,260	1.25%	-8.9%	12/31/2022	3.10	0	0	1.00%	-8.7%	12/31/2022	3.21	0	0	0.75%	-8.4%
12/31/2021	3.30	2,130	7,020	1.25%	23.2%	12/31/2021	3.40	0	0	1.00%	23.5%	12/31/2021	3.50	0	0	0.75%	23.8%
12/31/2020	2.68	2,149	5,750	1.25%	1.3%	12/31/2020	2.75	0	0	1.00%	1.6%	12/31/2020	2.83	0	0	0.75%	1.9%
12/31/2019	2.64	2,194	5,793	1.25%	24.5%	12/31/2019	2.71	0	0	1.00%	24.8%	12/31/2019	2.78	0	0	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.66	0	$0	0.50%	10.6%	12/31/2023	$3.79	0	$0	0.25%	10.9%	12/31/2023	$3.93	0	$0	0.00%	11.1%
12/31/2022	3.31	0	0	0.50%	-8.2%	12/31/2022	3.42	0	0	0.25%	-8.0%	12/31/2022	3.53	0	0	0.00%	-7.7%
12/31/2021	3.61	0	0	0.50%	24.1%	12/31/2021	3.72	0	0	0.25%	24.4%	12/31/2021	3.83	0	0	0.00%	24.8%
12/31/2020	2.91	0	0	0.50%	2.1%	12/31/2020	2.99	0	0	0.25%	2.4%	12/31/2020	3.07	0	0	0.00%	2.6%
12/31/2019	2.85	0	0	0.50%	25.5%	12/31/2019	2.92	0	0	0.25%	25.8%	12/31/2019	2.99	0	0	0.00%	26.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.5%
2021	1.7%
2020	2.0%
2019	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,682,955	$3,658,065	230,551
Receivables: investments sold	3,561
Payables: investments purchased	-
Net assets	$3,686,516

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,686,516	2,617,108	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.48
Band 50	-	-	1.52
Band 25	-	-	1.56
Band 0	-	-	1.60
Total	$3,686,516	2,617,108

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$87,598
Mortality & expense charges			(46,573)
Net investment income (loss)			41,025

Gain (loss) on investments:
Net realized gain (loss)			(38,763)
Realized gain distributions			27,486
Net change in unrealized appreciation (depreciation)			333,453
Net gain (loss)			322,176

Increase (decrease) in net assets from operations			$363,201

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$41,025	$41,027
Net realized gain (loss)		(38,763)	22,889
Realized gain distributions		27,486	36,997
Net change in unrealized appreciation (depreciation)		333,453	(951,925)

Increase (decrease) in net assets from operations		363,201	(851,012)

Contract owner transactions:
Proceeds from units sold		542,617	929,579
Cost of units redeemed		(1,390,223)	(1,880,969)
Account charges		(2,915)	(5,462)
Increase (decrease)		(850,521)	(956,852)
Net increase (decrease)		(487,320)	(1,807,864)
Net assets, beginning		4,173,836	5,981,700
Net assets, ending		$3,686,516	$4,173,836

Units sold		408,848	673,364
Units redeemed		(1,020,251)	(1,400,797)
Net increase (decrease)		(611,403)	(727,433)
Units outstanding, beginning		3,228,511	3,955,944
Units outstanding, ending		2,617,108	3,228,511

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$32,870,364
Cost of units redeemed/account charges			(32,090,663)
Net investment income (loss)			452,509
Net realized gain (loss)			2,030,339
Realized gain distributions			399,077
Net change in unrealized appreciation (depreciation)			24,890
Net assets			$3,686,516
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	2,617	$3,687	1.25%	9.7%	12/31/2023	$1.44	0	$0	1.00%	10.0%	12/31/2023	$1.48	0	$0	0.75%	10.3%
12/31/2022	1.28	3,043	3,907	1.25%	-14.5%	12/31/2022	1.31	0	0	1.00%	-14.3%	12/31/2022	1.34	0	0	0.75%	-14.1%
12/31/2021	1.50	3,692	5,543	1.25%	5.4%	12/31/2021	1.53	0	0	1.00%	5.7%	12/31/2021	1.56	0	0	0.75%	5.9%
12/31/2020	1.42	5,219	7,432	1.25%	10.2%	12/31/2020	1.45	0	0	1.00%	10.5%	12/31/2020	1.48	0	0	0.75%	10.8%
12/31/2019	1.29	5,102	6,592	1.25%	13.9%	12/31/2019	1.31	0	0	1.00%	14.2%	12/31/2019	1.33	0	0	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	0.50%	10.5%	12/31/2023	$1.56	0	$0	0.25%	10.8%	12/31/2023	$1.60	0	$0	0.00%	11.1%
12/31/2022	1.37	0	0	0.50%	-13.8%	12/31/2022	1.41	0	0	0.25%	-13.6%	12/31/2022	1.44	186	267	0.00%	-13.4%
12/31/2021	1.60	0	0	0.50%	6.2%	12/31/2021	1.63	0	0	0.25%	6.5%	12/31/2021	1.66	264	438	0.00%	6.7%
12/31/2020	1.50	0	0	0.50%	11.1%	12/31/2020	1.53	0	0	0.25%	11.3%	12/31/2020	1.56	242	377	0.00%	11.6%
12/31/2019	1.35	0	0	0.50%	14.8%	12/31/2019	1.37	0	0	0.25%	15.1%	12/31/2019	1.39	687	958	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	2.0%
2021	1.6%
2020	1.5%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,861,434	$4,660,379	288,748
Receivables: investments sold	1,082
Payables: investments purchased	-
Net assets	$4,862,516

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,862,516	3,327,723	$1.46
Band 100	-	-	1.50
Band 75	-	-	1.54
Band 50	-	-	1.58
Band 25	-	-	1.62
Band 0	-	-	1.66
Total	$4,862,516	3,327,723

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$115,097
Mortality & expense charges			(66,821)
Net investment income (loss)			48,276

Gain (loss) on investments:
Net realized gain (loss)			63,225
Realized gain distributions			65,223
Net change in unrealized appreciation (depreciation)			393,595
Net gain (loss)			522,043

Increase (decrease) in net assets from operations			$570,319

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$48,276	$57,804
Net realized gain (loss)		63,225	138,292
Realized gain distributions		65,223	46,629
Net change in unrealized appreciation (depreciation)		393,595	(1,700,927)

Increase (decrease) in net assets from operations		570,319	(1,458,202)

Contract owner transactions:
Proceeds from units sold		879,808	775,006
Cost of units redeemed		(3,180,059)	(2,888,295)
Account charges		(5,472)	(8,713)
Increase (decrease)		(2,305,723)	(2,122,002)
Net increase (decrease)		(1,735,404)	(3,580,204)
Net assets, beginning		6,597,920	10,178,124
Net assets, ending		$4,862,516	$6,597,920

Units sold		645,391	567,360
Units redeemed		(2,273,537)	(2,110,579)
Net increase (decrease)		(1,628,146)	(1,543,219)
Units outstanding, beginning		4,955,869	6,499,088
Units outstanding, ending		3,327,723	4,955,869

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$66,079,226
Cost of units redeemed/account charges			(67,789,505)
Net investment income (loss)			964,595
Net realized gain (loss)			4,516,706
Realized gain distributions			890,439
Net change in unrealized appreciation (depreciation)			201,055
Net assets			$4,862,516
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	3,328	$4,863	1.25%	10.5%	12/31/2023	$1.50	0	$0	1.00%	10.8%	12/31/2023	$1.54	0	$0	0.75%	11.1%
12/31/2022	1.32	4,664	6,166	1.25%	-15.1%	12/31/2022	1.35	0	0	1.00%	-14.9%	12/31/2022	1.38	0	0	0.75%	-14.7%
12/31/2021	1.56	6,137	9,554	1.25%	6.3%	12/31/2021	1.59	0	0	1.00%	6.6%	12/31/2021	1.62	0	0	0.75%	6.8%
12/31/2020	1.46	9,478	13,882	1.25%	10.9%	12/31/2020	1.49	0	0	1.00%	11.2%	12/31/2020	1.52	0	0	0.75%	11.4%
12/31/2019	1.32	10,983	14,508	1.25%	14.9%	12/31/2019	1.34	0	0	1.00%	15.2%	12/31/2019	1.36	0	0	0.75%	15.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.58	0	$0	0.50%	11.4%	12/31/2023	$1.62	0	$0	0.25%	11.6%	12/31/2023	$1.66	0	$0	0.00%	11.9%
12/31/2022	1.42	0	0	0.50%	-14.4%	12/31/2022	1.45	0	0	0.25%	-14.2%	12/31/2022	1.48	292	432	0.00%	-14.0%
12/31/2021	1.65	0	0	0.50%	7.1%	12/31/2021	1.69	0	0	0.25%	7.4%	12/31/2021	1.72	362	624	0.00%	7.6%
12/31/2020	1.54	0	0	0.50%	11.7%	12/31/2020	1.57	0	0	0.25%	12.0%	12/31/2020	1.60	382	612	0.00%	12.3%
12/31/2019	1.38	0	0	0.50%	15.8%	12/31/2019	1.40	0	0	0.25%	16.1%	12/31/2019	1.43	1,148	1,637	0.00%	16.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.8%
2021	1.5%
2020	1.5%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$20,514,351	$18,852,422	1,116,324
Receivables: investments sold	3,693
Payables: investments purchased	-
Net assets	$20,518,044

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$20,518,044	13,489,235	$1.52
Band 100	-	-	1.56
Band 75	-	-	1.60
Band 50	-	-	1.64
Band 25	-	-	1.68
Band 0	-	-	1.73
Total	$20,518,044	13,489,235

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$462,069
Mortality & expense charges			(257,436)
Net investment income (loss)			204,633

Gain (loss) on investments:
Net realized gain (loss)			399,099
Realized gain distributions			177,723
Net change in unrealized appreciation (depreciation)			1,598,263
Net gain (loss)			2,175,085

Increase (decrease) in net assets from operations			$2,379,718

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$204,633	$165,129
Net realized gain (loss)		399,099	872,799
Realized gain distributions		177,723	166,019
Net change in unrealized appreciation (depreciation)		1,598,263	(6,951,279)

Increase (decrease) in net assets from operations		2,379,718	(5,747,332)

Contract owner transactions:
Proceeds from units sold		2,348,622	3,055,981
Cost of units redeemed		(7,789,450)	(11,991,464)
Account charges		(19,484)	(32,706)
Increase (decrease)		(5,460,312)	(8,968,189)
Net increase (decrease)		(3,080,594)	(14,715,521)
Net assets, beginning		23,598,638	38,314,159
Net assets, ending		$20,518,044	$23,598,638

Units sold		1,704,252	2,294,792
Units redeemed		(5,389,459)	(8,679,620)
Net increase (decrease)		(3,685,207)	(6,384,828)
Units outstanding, beginning		17,174,442	23,559,270
Units outstanding, ending		13,489,235	17,174,442

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$167,377,289
Cost of units redeemed/account charges			(168,328,433)
Net investment income (loss)			3,016,756
Net realized gain (loss)			14,305,624
Realized gain distributions			2,484,879
Net change in unrealized appreciation (depreciation)			1,661,929
Net assets			$20,518,044
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	13,489	$20,518	1.25%	11.4%	12/31/2023	$1.56	0	$0	1.00%	11.7%	12/31/2023	$1.60	0	$0	0.75%	12.0%
12/31/2022	1.37	16,230	22,155	1.25%	-15.7%	12/31/2022	1.40	0	0	1.00%	-15.5%	12/31/2022	1.43	0	0	0.75%	-15.3%
12/31/2021	1.62	22,534	36,477	1.25%	7.1%	12/31/2021	1.65	0	0	1.00%	7.4%	12/31/2021	1.69	0	0	0.75%	7.7%
12/31/2020	1.51	31,835	48,101	1.25%	11.4%	12/31/2020	1.54	0	0	1.00%	11.7%	12/31/2020	1.57	0	0	0.75%	12.0%
12/31/2019	1.36	37,535	50,890	1.25%	16.1%	12/31/2019	1.38	0	0	1.00%	16.4%	12/31/2019	1.40	0	0	0.75%	16.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	0	$0	0.50%	12.3%	12/31/2023	$1.68	0	$0	0.25%	12.5%	12/31/2023	$1.73	0	$0	0.00%	12.8%
12/31/2022	1.46	0	0	0.50%	-15.0%	12/31/2022	1.50	0	0	0.25%	-14.8%	12/31/2022	1.53	944	1,444	0.00%	-14.6%
12/31/2021	1.72	0	0	0.50%	7.9%	12/31/2021	1.76	0	0	0.25%	8.2%	12/31/2021	1.79	1,026	1,837	0.00%	8.5%
12/31/2020	1.59	0	0	0.50%	12.3%	12/31/2020	1.62	0	0	0.25%	12.6%	12/31/2020	1.65	1,089	1,799	0.00%	12.8%
12/31/2019	1.42	0	0	0.50%	17.0%	12/31/2019	1.44	0	0	0.25%	17.3%	12/31/2019	1.46	5,143	7,526	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.7%
2021	1.5%
2020	1.4%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,776,468	$42,409,036	2,340,157
Receivables: investments sold	32,950
Payables: investments purchased	-
Net assets	$47,809,418

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,809,418	29,809,009	$1.60
Band 100	-	-	1.64
Band 75	-	-	1.69
Band 50	-	-	1.73
Band 25	-	-	1.77
Band 0	-	-	1.82
Total	$47,809,418	29,809,009

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,024,176
Mortality & expense charges			(584,419)
Net investment income (loss)			439,757

Gain (loss) on investments:
Net realized gain (loss)			835,834
Realized gain distributions			73,864
Net change in unrealized appreciation (depreciation)			4,275,244
Net gain (loss)			5,184,942

Increase (decrease) in net assets from operations			$5,624,699

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$439,757	$290,714
Net realized gain (loss)		835,834	1,560,052
Realized gain distributions		73,864	303,583
Net change in unrealized appreciation (depreciation)		4,275,244	(13,223,045)

Increase (decrease) in net assets from operations		5,624,699	(11,068,696)

Contract owner transactions:
Proceeds from units sold		6,543,572	8,429,586
Cost of units redeemed		(12,470,909)	(17,311,478)
Account charges		(40,815)	(53,284)
Increase (decrease)		(5,968,152)	(8,935,176)
Net increase (decrease)		(343,453)	(20,003,872)
Net assets, beginning		48,152,871	68,156,743
Net assets, ending		$47,809,418	$48,152,871

Units sold		4,388,275	5,682,997
Units redeemed		(8,236,958)	(11,964,942)
Net increase (decrease)		(3,848,683)	(6,281,945)
Units outstanding, beginning		33,657,692	39,939,637
Units outstanding, ending		29,809,009	33,657,692

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$192,255,640
Cost of units redeemed/account charges			(175,141,232)
Net investment income (loss)			4,002,541
Net realized gain (loss)			18,594,441
Realized gain distributions			2,730,596
Net change in unrealized appreciation (depreciation)			5,367,432
Net assets			$47,809,418
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	29,809	$47,809	1.25%	12.5%	12/31/2023	$1.64	0	$0	1.00%	12.8%	12/31/2023	$1.69	0	$0	0.75%	13.1%
12/31/2022	1.43	32,640	46,528	1.25%	-16.3%	12/31/2022	1.46	0	0	1.00%	-16.0%	12/31/2022	1.49	0	0	0.75%	-15.8%
12/31/2021	1.70	38,996	66,379	1.25%	8.5%	12/31/2021	1.74	0	0	1.00%	8.8%	12/31/2021	1.77	0	0	0.75%	9.0%
12/31/2020	1.57	46,883	73,561	1.25%	12.3%	12/31/2020	1.60	0	0	1.00%	12.6%	12/31/2020	1.63	0	0	0.75%	12.8%
12/31/2019	1.40	50,636	70,760	1.25%	17.8%	12/31/2019	1.42	0	0	1.00%	18.1%	12/31/2019	1.44	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	13.4%	12/31/2023	$1.77	0	$0	0.25%	13.6%	12/31/2023	$1.82	0	$0	0.00%	13.9%
12/31/2022	1.53	0	0	0.50%	-15.6%	12/31/2022	1.56	0	0	0.25%	-15.4%	12/31/2022	1.60	1,017	1,625	0.00%	-15.2%
12/31/2021	1.81	0	0	0.50%	9.3%	12/31/2021	1.85	0	0	0.25%	9.6%	12/31/2021	1.88	944	1,778	0.00%	9.9%
12/31/2020	1.65	0	0	0.50%	13.1%	12/31/2020	1.68	0	0	0.25%	13.4%	12/31/2020	1.71	851	1,460	0.00%	13.7%
12/31/2019	1.46	0	0	0.50%	18.7%	12/31/2019	1.49	0	0	0.25%	19.0%	12/31/2019	1.51	6,879	10,377	0.00%	19.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.7%
2021	1.6%
2020	1.4%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$56,415,569	$48,618,918	2,520,054
Receivables: investments sold	33,647
Payables: investments purchased	-
Net assets	$56,449,216

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$56,449,216	33,315,283	$1.69
Band 100	-	-	1.74
Band 75	-	-	1.78
Band 50	-	-	1.83
Band 25	-	-	1.87
Band 0	-	-	1.92
Total	$56,449,216	33,315,283

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,154,439
Mortality & expense charges			(648,804)
Net investment income (loss)			505,635

Gain (loss) on investments:
Net realized gain (loss)			997,950
Realized gain distributions			71,179
Net change in unrealized appreciation (depreciation)			5,473,025
Net gain (loss)			6,542,154

Increase (decrease) in net assets from operations			$7,047,789

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$505,635	$287,007
Net realized gain (loss)		997,950	1,607,497
Realized gain distributions		71,179	318,089
Net change in unrealized appreciation (depreciation)		5,473,025	(14,323,431)

Increase (decrease) in net assets from operations		7,047,789	(12,110,838)

Contract owner transactions:
Proceeds from units sold		8,044,994	8,757,983
Cost of units redeemed		(11,467,601)	(15,427,872)
Account charges		(47,217)	(53,467)
Increase (decrease)		(3,469,824)	(6,723,356)
Net increase (decrease)		3,577,965	(18,834,194)
Net assets, beginning		52,871,251	71,705,445
Net assets, ending		$56,449,216	$52,871,251

Units sold		5,106,173	5,637,047
Units redeemed		(7,095,659)	(10,169,367)
Net increase (decrease)		(1,989,486)	(4,532,320)
Units outstanding, beginning		35,304,769	39,837,089
Units outstanding, ending		33,315,283	35,304,769

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$188,486,822
Cost of units redeemed/account charges			(163,452,195)
Net investment income (loss)			3,909,930
Net realized gain (loss)			17,496,550
Realized gain distributions			2,211,458
Net change in unrealized appreciation (depreciation)			7,796,651
Net assets			$56,449,216
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	33,315	$56,449	1.25%	13.8%	12/31/2023	$1.74	0	$0	1.00%	14.1%	12/31/2023	$1.78	0	$0	0.75%	14.4%
12/31/2022	1.49	33,504	49,868	1.25%	-16.9%	12/31/2022	1.52	0	0	1.00%	-16.7%	12/31/2022	1.56	0	0	0.75%	-16.5%
12/31/2021	1.79	38,197	68,453	1.25%	10.0%	12/31/2021	1.83	0	0	1.00%	10.3%	12/31/2021	1.87	0	0	0.75%	10.5%
12/31/2020	1.63	41,204	67,141	1.25%	13.1%	12/31/2020	1.66	0	0	1.00%	13.4%	12/31/2020	1.69	0	0	0.75%	13.7%
12/31/2019	1.44	44,742	64,457	1.25%	19.5%	12/31/2019	1.46	0	0	1.00%	19.8%	12/31/2019	1.49	0	0	0.75%	20.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.83	0	$0	0.50%	14.7%	12/31/2023	$1.87	0	$0	0.25%	15.0%	12/31/2023	$1.92	0	$0	0.00%	15.3%
12/31/2022	1.59	0	0	0.50%	-16.3%	12/31/2022	1.63	0	0	0.25%	-16.1%	12/31/2022	1.67	1,800	3,003	0.00%	-15.9%
12/31/2021	1.90	0	0	0.50%	10.8%	12/31/2021	1.94	0	0	0.25%	11.1%	12/31/2021	1.98	1,640	3,253	0.00%	11.4%
12/31/2020	1.72	0	0	0.50%	14.0%	12/31/2020	1.75	0	0	0.25%	14.2%	12/31/2020	1.78	1,553	2,765	0.00%	14.5%
12/31/2019	1.51	0	0	0.50%	20.4%	12/31/2019	1.53	0	0	0.25%	20.7%	12/31/2019	1.55	6,973	10,843	0.00%	21.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.6%
2021	1.7%
2020	1.4%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$52,189,945	$43,248,572	2,139,571
Receivables: investments sold	37,005
Payables: investments purchased	-
Net assets	$52,226,950

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,226,950	29,154,541	$1.79
Band 100	-	-	1.84
Band 75	-	-	1.88
Band 50	-	-	1.93
Band 25	-	-	1.98
Band 0	-	-	2.03
Total	$52,226,950	29,154,541

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,011,660
Mortality & expense charges			(596,886)
Net investment income (loss)			414,774

Gain (loss) on investments:
Net realized gain (loss)			1,153,260
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,541,725
Net gain (loss)			6,694,985

Increase (decrease) in net assets from operations			$7,109,759

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$414,774	$206,809
Net realized gain (loss)		1,153,260	1,580,922
Realized gain distributions		-	270,305
Net change in unrealized appreciation (depreciation)		5,541,725	(13,245,373)

Increase (decrease) in net assets from operations		7,109,759	(11,187,337)

Contract owner transactions:
Proceeds from units sold		8,534,720	8,604,484
Cost of units redeemed		(10,011,493)	(14,017,977)
Account charges		(59,350)	(64,537)
Increase (decrease)		(1,536,123)	(5,478,030)
Net increase (decrease)		5,573,636	(16,665,367)
Net assets, beginning		46,653,314	63,318,681
Net assets, ending		$52,226,950	$46,653,314

Units sold		5,208,609	5,340,897
Units redeemed		(6,001,303)	(8,929,632)
Net increase (decrease)		(792,694)	(3,588,735)
Units outstanding, beginning		29,947,235	33,535,970
Units outstanding, ending		29,154,541	29,947,235

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$162,509,575
Cost of units redeemed/account charges			(142,753,689)
Net investment income (loss)			3,454,391
Net realized gain (loss)			18,301,329
Realized gain distributions			1,773,971
Net change in unrealized appreciation (depreciation)			8,941,373
Net assets			$52,226,950
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	29,155	$52,227	1.25%	15.4%	12/31/2023	$1.84	0	$0	1.00%	15.7%	12/31/2023	$1.88	0	$0	0.75%	16.0%
12/31/2022	1.55	28,956	44,929	1.25%	-17.5%	12/31/2022	1.59	0	0	1.00%	-17.3%	12/31/2022	1.62	0	0	0.75%	-17.1%
12/31/2021	1.88	32,336	60,821	1.25%	11.5%	12/31/2021	1.92	0	0	1.00%	11.8%	12/31/2021	1.96	0	0	0.75%	12.0%
12/31/2020	1.69	37,731	63,660	1.25%	13.8%	12/31/2020	1.72	0	0	1.00%	14.1%	12/31/2020	1.75	0	0	0.75%	14.4%
12/31/2019	1.48	39,440	58,456	1.25%	21.2%	12/31/2019	1.50	0	0	1.00%	21.5%	12/31/2019	1.53	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.93	0	$0	0.50%	16.3%	12/31/2023	$1.98	0	$0	0.25%	16.6%	12/31/2023	$2.03	0	$0	0.00%	16.9%
12/31/2022	1.66	0	0	0.50%	-16.9%	12/31/2022	1.70	0	0	0.25%	-16.7%	12/31/2022	1.74	991	1,724	0.00%	-16.5%
12/31/2021	2.00	0	0	0.50%	12.3%	12/31/2021	2.04	0	0	0.25%	12.6%	12/31/2021	2.08	1,200	2,498	0.00%	12.9%
12/31/2020	1.78	0	0	0.50%	14.7%	12/31/2020	1.81	0	0	0.25%	15.0%	12/31/2020	1.84	1,127	2,077	0.00%	15.3%
12/31/2019	1.55	0	0	0.50%	22.1%	12/31/2019	1.58	0	0	0.25%	22.4%	12/31/2019	1.60	7,545	12,071	0.00%	22.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.5%
2021	1.6%
2020	1.4%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$47,324,771	$38,445,711	1,809,925
Receivables: investments sold	40,986
Payables: investments purchased	-
Net assets	$47,365,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$47,365,757	24,994,766	$1.90
Band 100	-	-	1.94
Band 75	-	-	1.99
Band 50	-	-	2.04
Band 25	-	-	2.10
Band 0	-	-	2.15
Total	$47,365,757	24,994,766

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$871,430
Mortality & expense charges			(515,605)
Net investment income (loss)			355,825

Gain (loss) on investments:
Net realized gain (loss)			849,556
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,619,905
Net gain (loss)			6,469,461

Increase (decrease) in net assets from operations			$6,825,286

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$355,825	$156,354
Net realized gain (loss)		849,556	1,662,947
Realized gain distributions		-	217,154
Net change in unrealized appreciation (depreciation)		5,619,905	(11,587,843)

Increase (decrease) in net assets from operations		6,825,286	(9,551,388)

Contract owner transactions:
Proceeds from units sold		8,283,893	7,391,219
Cost of units redeemed		(6,944,887)	(11,808,877)
Account charges		(40,222)	(45,673)
Increase (decrease)		1,298,784	(4,463,331)
Net increase (decrease)		8,124,070	(14,014,719)
Net assets, beginning		39,241,687	53,256,406
Net assets, ending		$47,365,757	$39,241,687

Units sold		4,766,769	4,633,400
Units redeemed		(3,928,052)	(7,418,918)
Net increase (decrease)		838,717	(2,785,518)
Units outstanding, beginning		24,156,049	26,941,567
Units outstanding, ending		24,994,766	24,156,049

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$143,785,627
Cost of units redeemed/account charges			(126,829,191)
Net investment income (loss)			3,000,260
Net realized gain (loss)			16,998,122
Realized gain distributions			1,531,879
Net change in unrealized appreciation (depreciation)			8,879,060
Net assets			$47,365,757
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.90	24,995	$47,366	1.25%	17.2%	12/31/2023	$1.94	0	$0	1.00%	17.5%	12/31/2023	$1.99	0	$0	0.75%	17.8%
12/31/2022	1.62	23,246	37,593	1.25%	-17.9%	12/31/2022	1.65	0	0	1.00%	-17.7%	12/31/2022	1.69	0	0	0.75%	-17.5%
12/31/2021	1.97	26,130	51,487	1.25%	13.2%	12/31/2021	2.01	0	0	1.00%	13.5%	12/31/2021	2.05	0	0	0.75%	13.8%
12/31/2020	1.74	30,961	53,898	1.25%	14.6%	12/31/2020	1.77	0	0	1.00%	14.9%	12/31/2020	1.80	0	0	0.75%	15.1%
12/31/2019	1.52	32,515	49,406	1.25%	22.7%	12/31/2019	1.54	0	0	1.00%	23.0%	12/31/2019	1.57	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	0	$0	0.50%	18.1%	12/31/2023	$2.10	0	$0	0.25%	18.4%	12/31/2023	$2.15	0	$0	0.00%	18.7%
12/31/2022	1.73	0	0	0.50%	-17.3%	12/31/2022	1.77	0	0	0.25%	-17.1%	12/31/2022	1.81	910	1,649	0.00%	-16.9%
12/31/2021	2.09	0	0	0.50%	14.0%	12/31/2021	2.14	0	0	0.25%	14.3%	12/31/2021	2.18	811	1,769	0.00%	14.6%
12/31/2020	1.84	0	0	0.50%	15.4%	12/31/2020	1.87	0	0	0.25%	15.7%	12/31/2020	1.90	671	1,276	0.00%	16.0%
12/31/2019	1.59	0	0	0.50%	23.6%	12/31/2019	1.62	0	0	0.25%	23.9%	12/31/2019	1.64	6,425	10,537	0.00%	24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.5%
2021	1.6%
2020	1.4%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$39,951,569	$31,728,001	1,465,639
Receivables: investments sold	16,410
Payables: investments purchased	-
Net assets	$39,967,979

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,967,979	20,319,123	$1.97
Band 100	-	-	2.02
Band 75	-	-	2.07
Band 50	-	-	2.12
Band 25	-	-	2.18
Band 0	-	-	2.23
Total	$39,967,979	20,319,123

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$726,389
Mortality & expense charges			(441,925)
Net investment income (loss)			284,464

Gain (loss) on investments:
Net realized gain (loss)			784,609
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,066,838
Net gain (loss)			5,851,447

Increase (decrease) in net assets from operations			$6,135,911

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$284,464	$129,449
Net realized gain (loss)		784,609	903,421
Realized gain distributions		-	162,611
Net change in unrealized appreciation (depreciation)		5,066,838	(9,150,777)

Increase (decrease) in net assets from operations		6,135,911	(7,955,296)

Contract owner transactions:
Proceeds from units sold		6,602,969	6,743,463
Cost of units redeemed		(6,364,864)	(7,485,213)
Account charges		(44,340)	(45,004)
Increase (decrease)		193,765	(786,754)
Net increase (decrease)		6,329,676	(8,742,050)
Net assets, beginning		33,638,303	42,380,353
Net assets, ending		$39,967,979	$33,638,303

Units sold		3,685,387	3,895,736
Units redeemed		(3,523,562)	(4,454,156)
Net increase (decrease)		161,825	(558,420)
Units outstanding, beginning		20,157,298	20,715,718
Units outstanding, ending		20,319,123	20,157,298

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$110,932,197
Cost of units redeemed/account charges			(95,819,351)
Net investment income (loss)			2,286,827
Net realized gain (loss)			13,454,486
Realized gain distributions			890,252
Net change in unrealized appreciation (depreciation)			8,223,568
Net assets			$39,967,979
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	20,319	$39,968	1.25%	18.3%	12/31/2023	$2.02	0	$0	1.00%	18.6%	12/31/2023	$2.07	0	$0	0.75%	18.9%
12/31/2022	1.66	19,579	32,561	1.25%	-18.5%	12/31/2022	1.70	0	0	1.00%	-18.3%	12/31/2022	1.74	0	0	0.75%	-18.1%
12/31/2021	2.04	20,134	41,067	1.25%	14.9%	12/31/2021	2.08	0	0	1.00%	15.2%	12/31/2021	2.12	0	0	0.75%	15.5%
12/31/2020	1.77	24,125	42,817	1.25%	15.2%	12/31/2020	1.81	0	0	1.00%	15.5%	12/31/2020	1.84	0	0	0.75%	15.8%
12/31/2019	1.54	25,507	39,288	1.25%	24.0%	12/31/2019	1.56	0	0	1.00%	24.3%	12/31/2019	1.59	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.12	0	$0	0.50%	19.2%	12/31/2023	$2.18	0	$0	0.25%	19.5%	12/31/2023	$2.23	0	$0	0.00%	19.8%
12/31/2022	1.78	0	0	0.50%	-17.9%	12/31/2022	1.82	0	0	0.25%	-17.6%	12/31/2022	1.86	578	1,077	0.00%	-17.4%
12/31/2021	2.17	0	0	0.50%	15.8%	12/31/2021	2.21	0	0	0.25%	16.1%	12/31/2021	2.26	582	1,314	0.00%	16.4%
12/31/2020	1.87	0	0	0.50%	16.1%	12/31/2020	1.91	0	0	0.25%	16.4%	12/31/2020	1.94	534	1,035	0.00%	16.7%
12/31/2019	1.61	0	0	0.50%	24.9%	12/31/2019	1.64	0	0	0.25%	25.2%	12/31/2019	1.66	5,431	9,029	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.5%
2021	1.6%
2020	1.3%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,471,093	$32,228,529	1,465,315
Receivables: investments sold	44,887
Payables: investments purchased	-
Net assets	$40,515,980

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,515,980	20,348,347	$1.99
Band 100	-	-	2.04
Band 75	-	-	2.09
Band 50	-	-	2.15
Band 25	-	-	2.20
Band 0	-	-	2.26
Total	$40,515,980	20,348,347

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$730,360
Mortality & expense charges			(448,607)
Net investment income (loss)			281,753

Gain (loss) on investments:
Net realized gain (loss)			850,564
Realized gain distributions			44,263
Net change in unrealized appreciation (depreciation)			5,138,264
Net gain (loss)			6,033,091

Increase (decrease) in net assets from operations			$6,314,844

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$281,753	$101,670
Net realized gain (loss)		850,564	1,040,317
Realized gain distributions		44,263	127,148
Net change in unrealized appreciation (depreciation)		5,138,264	(9,791,692)

Increase (decrease) in net assets from operations		6,314,844	(8,522,557)

Contract owner transactions:
Proceeds from units sold		7,301,954	7,273,241
Cost of units redeemed		(6,860,474)	(9,251,487)
Account charges		(42,372)	(40,126)
Increase (decrease)		399,108	(2,018,372)
Net increase (decrease)		6,713,952	(10,540,929)
Net assets, beginning		33,802,028	44,342,957
Net assets, ending		$40,515,980	$33,802,028

Units sold		4,169,042	4,159,932
Units redeemed		(3,933,505)	(5,498,408)
Net increase (decrease)		235,537	(1,338,476)
Units outstanding, beginning		20,112,810	21,451,286
Units outstanding, ending		20,348,347	20,112,810

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$103,125,135
Cost of units redeemed/account charges			(84,727,405)
Net investment income (loss)			2,078,957
Net realized gain (loss)			11,091,267
Realized gain distributions			705,462
Net change in unrealized appreciation (depreciation)			8,242,564
Net assets			$40,515,980
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.99	20,348	$40,516	1.25%	18.8%	12/31/2023	$2.04	0	$0	1.00%	19.1%	12/31/2023	$2.09	0	$0	0.75%	19.4%
12/31/2022	1.68	19,704	33,034	1.25%	-18.7%	12/31/2022	1.72	0	0	1.00%	-18.5%	12/31/2022	1.75	0	0	0.75%	-18.3%
12/31/2021	2.06	21,058	43,445	1.25%	15.4%	12/31/2021	2.11	0	0	1.00%	15.7%	12/31/2021	2.15	0	0	0.75%	16.0%
12/31/2020	1.79	23,365	41,764	1.25%	15.4%	12/31/2020	1.82	0	0	1.00%	15.7%	12/31/2020	1.85	0	0	0.75%	16.0%
12/31/2019	1.55	23,536	36,447	1.25%	24.2%	12/31/2019	1.57	0	0	1.00%	24.5%	12/31/2019	1.60	0	0	0.75%	24.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.15	0	$0	0.50%	19.7%	12/31/2023	$2.20	0	$0	0.25%	20.0%	12/31/2023	$2.26	0	$0	0.00%	20.3%
12/31/2022	1.80	0	0	0.50%	-18.1%	12/31/2022	1.84	0	0	0.25%	-17.9%	12/31/2022	1.88	409	768	0.00%	-17.7%
12/31/2021	2.19	0	0	0.50%	16.3%	12/31/2021	2.24	0	0	0.25%	16.6%	12/31/2021	2.28	393	898	0.00%	16.9%
12/31/2020	1.89	0	0	0.50%	16.3%	12/31/2020	1.92	0	0	0.25%	16.6%	12/31/2020	1.95	323	632	0.00%	16.9%
12/31/2019	1.62	0	0	0.50%	25.1%	12/31/2019	1.65	0	0	0.25%	25.4%	12/31/2019	1.67	4,525	7,563	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.5%
2021	1.7%
2020	1.4%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,746,653	$21,808,432	1,194,173
Receivables: investments sold	38,668
Payables: investments purchased	-
Net assets	$26,785,321

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,785,321	13,350,387	$2.01
Band 100	-	-	2.06
Band 75	-	-	2.11
Band 50	-	-	2.16
Band 25	-	-	2.22
Band 0	-	-	2.28
Total	$26,785,321	13,350,387

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$478,075
Mortality & expense charges			(289,793)
Net investment income (loss)			188,282

Gain (loss) on investments:
Net realized gain (loss)			474,310
Realized gain distributions			25,660
Net change in unrealized appreciation (depreciation)			3,465,804
Net gain (loss)			3,965,774

Increase (decrease) in net assets from operations			$4,154,056

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$188,282	$80,342
Net realized gain (loss)		474,310	636,850
Realized gain distributions		25,660	70,814
Net change in unrealized appreciation (depreciation)		3,465,804	(5,977,272)

Increase (decrease) in net assets from operations		4,154,056	(5,189,266)

Contract owner transactions:
Proceeds from units sold		5,676,895	6,113,070
Cost of units redeemed		(4,898,931)	(6,008,636)
Account charges		(32,655)	(34,793)
Increase (decrease)		745,309	69,641
Net increase (decrease)		4,899,365	(5,119,625)
Net assets, beginning		21,885,956	27,005,581
Net assets, ending		$26,785,321	$21,885,956

Units sold		3,127,405	3,494,761
Units redeemed		(2,701,873)	(3,531,583)
Net increase (decrease)		425,532	(36,822)
Units outstanding, beginning		12,924,855	12,961,677
Units outstanding, ending		13,350,387	12,924,855

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$63,579,521
Cost of units redeemed/account charges			(49,721,867)
Net investment income (loss)			1,303,970
Net realized gain (loss)			6,406,439
Realized gain distributions			279,037
Net change in unrealized appreciation (depreciation)			4,938,221
Net assets			$26,785,321
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.01	13,350	$26,785	1.25%	18.9%	12/31/2023	$2.06	0	$0	1.00%	19.2%	12/31/2023	$2.11	0	$0	0.75%	19.5%
12/31/2022	1.69	12,514	21,109	1.25%	-18.8%	12/31/2022	1.73	0	0	1.00%	-18.6%	12/31/2022	1.77	0	0	0.75%	-18.4%
12/31/2021	2.08	12,613	26,203	1.25%	15.7%	12/31/2021	2.12	0	0	1.00%	15.9%	12/31/2021	2.16	0	0	0.75%	16.2%
12/31/2020	1.80	13,503	24,257	1.25%	15.5%	12/31/2020	1.83	0	0	1.00%	15.8%	12/31/2020	1.86	0	0	0.75%	16.1%
12/31/2019	1.56	12,172	18,933	1.25%	24.4%	12/31/2019	1.58	0	0	1.00%	24.7%	12/31/2019	1.60	0	0	0.75%	25.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.16	0	$0	0.50%	19.8%	12/31/2023	$2.22	0	$0	0.25%	20.1%	12/31/2023	$2.28	0	$0	0.00%	20.4%
12/31/2022	1.81	0	0	0.50%	-18.2%	12/31/2022	1.85	0	0	0.25%	-18.0%	12/31/2022	1.89	411	777	0.00%	-17.8%
12/31/2021	2.21	0	0	0.50%	16.5%	12/31/2021	2.25	0	0	0.25%	16.8%	12/31/2021	2.30	349	803	0.00%	17.1%
12/31/2020	1.89	0	0	0.50%	16.4%	12/31/2020	1.93	0	0	0.25%	16.7%	12/31/2020	1.96	323	634	0.00%	16.9%
12/31/2019	1.63	0	0	0.50%	25.4%	12/31/2019	1.65	0	0	0.25%	25.7%	12/31/2019	1.68	4,392	7,374	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.5%
2021	1.7%
2020	1.3%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,971,059	$1,844,521	126,802
Receivables: investments sold	1,981
Payables: investments purchased	-
Net assets	$1,973,040

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,973,040	1,410,922	$1.40
Band 100	-	-	1.43
Band 75	-	-	1.47
Band 50	-	-	1.51
Band 25	-	-	1.55
Band 0	-	-	1.59
Total	$1,973,040	1,410,922

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$45,470
Mortality & expense charges			(23,115)
Net investment income (loss)			22,355

Gain (loss) on investments:
Net realized gain (loss)			3,929
Realized gain distributions			678
Net change in unrealized appreciation (depreciation)			154,596
Net gain (loss)			159,203

Increase (decrease) in net assets from operations			$181,558

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,355	$19,035
Net realized gain (loss)		3,929	82,853
Realized gain distributions		678	14,642
Net change in unrealized appreciation (depreciation)		154,596	(643,111)

Increase (decrease) in net assets from operations		181,558	(526,581)

Contract owner transactions:
Proceeds from units sold		159,914	172,420
Cost of units redeemed		(153,414)	(1,635,787)
Account charges		(820)	(1,650)
Increase (decrease)		5,680	(1,465,017)
Net increase (decrease)		187,238	(1,991,598)
Net assets, beginning		1,785,802	3,777,400
Net assets, ending		$1,973,040	$1,785,802

Units sold		144,823	276,852
Units redeemed		(140,948)	(1,407,920)
Net increase (decrease)		3,875	(1,131,068)
Units outstanding, beginning		1,407,047	2,538,115
Units outstanding, ending		1,410,922	1,407,047

* Date of Fund Inception into Variable Account: 11 /21 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$21,070,562
Cost of units redeemed/account charges			(21,032,440)
Net investment income (loss)			400,504
Net realized gain (loss)			1,233,262
Realized gain distributions			174,614
Net change in unrealized appreciation (depreciation)			126,538
Net assets			$1,973,040
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	1,411	$1,973	1.25%	10.2%	12/31/2023	$1.43	0	$0	1.00%	10.5%	12/31/2023	$1.47	0	$0	0.75%	10.7%
12/31/2022	1.27	1,407	1,786	1.25%	-14.7%	12/31/2022	1.30	0	0	1.00%	-14.5%	12/31/2022	1.33	0	0	0.75%	-14.3%
12/31/2021	1.49	2,538	3,777	1.25%	5.5%	12/31/2021	1.52	0	0	1.00%	5.8%	12/31/2021	1.55	0	0	0.75%	6.0%
12/31/2020	1.41	2,956	4,171	1.25%	10.4%	12/31/2020	1.44	0	0	1.00%	10.7%	12/31/2020	1.46	0	0	0.75%	11.0%
12/31/2019	1.28	3,966	5,067	1.25%	13.7%	12/31/2019	1.30	0	0	1.00%	14.0%	12/31/2019	1.32	0	0	0.75%	14.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	0.50%	11.0%	12/31/2023	$1.55	0	$0	0.25%	11.3%	12/31/2023	$1.59	0	$0	0.00%	11.6%
12/31/2022	1.36	0	0	0.50%	-14.1%	12/31/2022	1.39	0	0	0.25%	-13.9%	12/31/2022	1.42	0	0	0.00%	-13.6%
12/31/2021	1.58	0	0	0.50%	6.3%	12/31/2021	1.61	0	0	0.25%	6.6%	12/31/2021	1.65	0	0	0.00%	6.8%
12/31/2020	1.49	0	0	0.50%	11.2%	12/31/2020	1.51	0	0	0.25%	11.5%	12/31/2020	1.54	0	0	0.00%	11.8%
12/31/2019	1.34	0	0	0.50%	14.6%	12/31/2019	1.36	0	0	0.25%	14.8%	12/31/2019	1.38	1,264	1,743	0.00%	15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.9%
2021	1.8%
2020	1.3%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Plus Fund Retirement Class - 06-939

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$292,548	$324,843	33,149
Receivables: investments sold	13,088
Payables: investments purchased	-
Net assets	$305,636

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$305,636	294,741	$1.04
Band 100	-	-	1.06
Band 75	-	-	1.08
Band 50	-	-	1.11
Band 25	-	-	1.13
Band 0	-	-	1.16
Total	$305,636	294,741

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,597
Mortality & expense charges			(3,276)
Net investment income (loss)			7,321

Gain (loss) on investments:
Net realized gain (loss)			(1,336)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			8,635
Net gain (loss)			7,299

Increase (decrease) in net assets from operations			$14,620

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$7,321	$5,204
Net realized gain (loss)		(1,336)	(12,442)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		8,635	(38,302)

Increase (decrease) in net assets from operations		14,620	(45,540)

Contract owner transactions:
Proceeds from units sold		50,301	60,404
Cost of units redeemed		(29)	(72,824)
Account charges		(304)	(298)
Increase (decrease)		49,968	(12,718)
Net increase (decrease)		64,588	(58,258)
Net assets, beginning		241,048	299,306
Net assets, ending		$305,636	$241,048

Units sold		49,968	58,485
Units redeemed		(363)	(73,037)
Net increase (decrease)		49,605	(14,552)
Units outstanding, beginning		245,136	259,688
Units outstanding, ending		294,741	245,136

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,436,424
Cost of units redeemed/account charges			(1,169,456)
Net investment income (loss)			52,436
Net realized gain (loss)			6,529
Realized gain distributions			11,998
Net change in unrealized appreciation (depreciation)			(32,295)
Net assets			$305,636
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	295	$306	1.25%	5.5%	12/31/2023	$1.06	0	$0	1.00%	5.7%	12/31/2023	$1.08	0	$0	0.75%	6.0%
12/31/2022	0.98	245	241	1.25%	-14.7%	12/31/2022	1.00	0	0	1.00%	-14.5%	12/31/2022	1.02	0	0	0.75%	-14.3%
12/31/2021	1.15	260	299	1.25%	-1.7%	12/31/2021	1.17	0	0	1.00%	-1.5%	12/31/2021	1.19	0	0	0.75%	-1.2%
12/31/2020	1.17	364	427	1.25%	6.4%	12/31/2020	1.19	0	0	1.00%	6.6%	12/31/2020	1.21	0	0	0.75%	6.9%
12/31/2019	1.10	390	430	1.25%	7.7%	12/31/2019	1.12	0	0	1.00%	8.0%	12/31/2019	1.13	0	0	0.75%	8.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.11	0	$0	0.50%	6.2%	12/31/2023	$1.13	0	$0	0.25%	6.5%	12/31/2023	$1.16	0	$0	0.00%	6.8%
12/31/2022	1.04	0	0	0.50%	-14.0%	12/31/2022	1.06	0	0	0.25%	-13.8%	12/31/2022	1.09	0	0	0.00%	-13.6%
12/31/2021	1.21	0	0	0.50%	-1.0%	12/31/2021	1.24	0	0	0.25%	-0.7%	12/31/2021	1.26	0	0	0.00%	-0.5%
12/31/2020	1.23	0	0	0.50%	7.2%	12/31/2020	1.24	0	0	0.25%	7.4%	12/31/2020	1.26	0	0	0.00%	7.7%
12/31/2019	1.14	0	0	0.50%	8.6%	12/31/2019	1.16	0	0	0.25%	8.8%	12/31/2019	1.17	0	0	0.00%	9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.9%
2022	3.3%
2021	2.1%
2020	2.9%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,303,373	$1,173,486	55,803
Receivables: investments sold	192
Payables: investments purchased	-
Net assets	$1,303,565

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,303,565	455,033	$2.86
Band 100	-	-	2.93
Band 75	-	-	3.00
Band 50	-	-	3.06
Band 25	-	-	3.13
Band 0	-	-	3.20
Total	$1,303,565	455,033

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$198
Mortality & expense charges			(12,483)
Net investment income (loss)			(12,285)

Gain (loss) on investments:
Net realized gain (loss)			(2,467)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			369,079
Net gain (loss)			366,612

Increase (decrease) in net assets from operations			$354,327

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(12,285)	$(10,747)
Net realized gain (loss)		(2,467)	(69,412)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		369,079	(350,542)

Increase (decrease) in net assets from operations		354,327	(430,701)

Contract owner transactions:
Proceeds from units sold		297,617	118,012
Cost of units redeemed		(24,153)	(440,375)
Account charges		(1,603)	(1,446)
Increase (decrease)		271,861	(323,809)
Net increase (decrease)		626,188	(754,510)
Net assets, beginning		677,377	1,431,887
Net assets, ending		$1,303,565	$677,377

Units sold		123,275	52,175
Units redeemed		(10,743)	(189,191)
Net increase (decrease)		112,532	(137,016)
Units outstanding, beginning		342,501	479,517
Units outstanding, ending		455,033	342,501

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,523,901
Cost of units redeemed/account charges			(2,103,673)
Net investment income (loss)			(77,360)
Net realized gain (loss)			141,461
Realized gain distributions			689,349
Net change in unrealized appreciation (depreciation)			129,887
Net assets			$1,303,565
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.86	455	$1,304	1.25%	44.9%	12/31/2023	$2.93	0	$0	1.00%	45.2%	12/31/2023	$3.00	0	$0	0.75%	45.6%
12/31/2022	1.98	343	677	1.25%	-33.8%	12/31/2022	2.02	0	0	1.00%	-33.6%	12/31/2022	2.06	0	0	0.75%	-33.4%
12/31/2021	2.99	480	1,432	1.25%	15.1%	12/31/2021	3.04	0	0	1.00%	15.4%	12/31/2021	3.09	0	0	0.75%	15.6%
12/31/2020	2.60	518	1,345	1.25%	42.0%	12/31/2020	2.63	0	0	1.00%	42.4%	12/31/2020	2.67	0	0	0.75%	42.7%
12/31/2019	1.83	536	979	1.25%	28.8%	12/31/2019	1.85	0	0	1.00%	29.1%	12/31/2019	1.87	0	0	0.75%	29.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.06	0	$0	0.50%	45.9%	12/31/2023	$3.13	0	$0	0.25%	46.3%	12/31/2023	$3.20	0	$0	0.00%	46.7%
12/31/2022	2.10	0	0	0.50%	-33.3%	12/31/2022	2.14	0	0	0.25%	-33.1%	12/31/2022	2.18	0	0	0.00%	-32.9%
12/31/2021	3.15	0	0	0.50%	15.9%	12/31/2021	3.20	0	0	0.25%	16.2%	12/31/2021	3.26	0	0	0.00%	16.5%
12/31/2020	2.71	0	0	0.50%	43.1%	12/31/2020	2.75	0	0	0.25%	43.5%	12/31/2020	2.80	0	0	0.00%	43.8%
12/31/2019	1.90	0	0	0.50%	29.8%	12/31/2019	1.92	0	0	0.25%	30.1%	12/31/2019	1.94	0	0	0.00%	30.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.1%
2021	0.0%
2020	0.2%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.79
Band 100	-	-	1.83
Band 75	-	-	1.87
Band 50	-	-	1.91
Band 25	-	-	1.96
Band 0	-	-	2.00
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(23)
Net investment income (loss)			(23)

Gain (loss) on investments:
Net realized gain (loss)			(199)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			366
Net gain (loss)			167

Increase (decrease) in net assets from operations			$144

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(23)	$14
Net realized gain (loss)		(199)	-
Realized gain distributions		-	217
Net change in unrealized appreciation (depreciation)		366	(713)

Increase (decrease) in net assets from operations		144	(482)

Contract owner transactions:
Proceeds from units sold		13	49
Cost of units redeemed		(5,520)	(1)
Account charges		-	(1)
Increase (decrease)		(5,507)	47
Net increase (decrease)		(5,363)	(435)
Net assets, beginning		5,363	5,798
Net assets, ending		$-	$5,363

Units sold		9	31
Units redeemed		(3,382)	-
Net increase (decrease)		(3,373)	31
Units outstanding, beginning		3,373	3,342
Units outstanding, ending		-	3,373

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$426,747
Cost of units redeemed/account charges			(462,992)
Net investment income (loss)			2,543
Net realized gain (loss)			(6,505)
Realized gain distributions			40,207
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	0	$0	1.25%	12.6%	12/31/2023	$1.83	0	$0	1.00%	12.8%	12/31/2023	$1.87	0	$0	0.75%	13.1%
12/31/2022	1.59	3	5	1.25%	-8.3%	12/31/2022	1.62	0	0	1.00%	-8.1%	12/31/2022	1.65	0	0	0.75%	-7.9%
12/31/2021	1.73	3	6	1.25%	25.1%	12/31/2021	1.77	0	0	1.00%	25.4%	12/31/2021	1.80	0	0	0.75%	25.7%
12/31/2020	1.39	0	1	1.25%	2.1%	12/31/2020	1.41	0	0	1.00%	2.3%	12/31/2020	1.43	0	0	0.75%	2.6%
12/31/2019	1.36	121	164	1.25%	27.0%	12/31/2019	1.38	0	0	1.00%	27.3%	12/31/2019	1.39	0	0	0.75%	27.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.91	0	$0	0.50%	13.4%	12/31/2023	$1.96	0	$0	0.25%	13.7%	12/31/2023	$2.00	0	$0	0.00%	14.0%
12/31/2022	1.69	0	0	0.50%	-7.7%	12/31/2022	1.72	0	0	0.25%	-7.4%	12/31/2022	1.76	0	0	0.00%	-7.2%
12/31/2021	1.83	0	0	0.50%	26.0%	12/31/2021	1.86	0	0	0.25%	26.3%	12/31/2021	1.89	0	0	0.00%	26.7%
12/31/2020	1.45	0	0	0.50%	2.8%	12/31/2020	1.47	0	0	0.25%	3.1%	12/31/2020	1.49	0	0	0.00%	3.4%
12/31/2019	1.41	0	0	0.50%	27.9%	12/31/2019	1.43	0	0	0.25%	28.2%	12/31/2019	1.45	0	0	0.00%	28.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	1.4%
2021	1.9%
2020	0.0%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$313,914	$339,984	16,221
Receivables: investments sold	-
Payables: investments purchased	(8,299)
Net assets	$305,615

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$305,615	176,483	$1.73
Band 100	-	-	1.77
Band 75	-	-	1.81
Band 50	-	-	1.85
Band 25	-	-	1.89
Band 0	-	-	1.94
Total	$305,615	176,483

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(3,455)
Net investment income (loss)			(3,455)

Gain (loss) on investments:
Net realized gain (loss)			(5,225)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			60,696
Net gain (loss)			55,471

Increase (decrease) in net assets from operations			$52,016

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,455)	$(2,618)
Net realized gain (loss)		(5,225)	(24,156)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		60,696	(95,407)

Increase (decrease) in net assets from operations		52,016	(122,181)

Contract owner transactions:
Proceeds from units sold		41,520	110,827
Cost of units redeemed		(33,881)	(80,918)
Account charges		(110)	(97)
Increase (decrease)		7,529	29,812
Net increase (decrease)		59,545	(92,369)
Net assets, beginning		246,070	338,439
Net assets, ending		$305,615	$246,070

Units sold		26,628	91,574
Units redeemed		(20,176)	(75,700)
Net increase (decrease)		6,452	15,874
Units outstanding, beginning		170,031	154,157
Units outstanding, ending		176,483	170,031

* Date of Fund Inception into Variable Account: 1 /15 /2015
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,972,416
Cost of units redeemed/account charges			(3,386,760)
Net investment income (loss)			(67,287)
Net realized gain (loss)			482,418
Realized gain distributions			330,898
Net change in unrealized appreciation (depreciation)			(26,070)
Net assets			$305,615
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	176	$306	1.25%	19.7%	12/31/2023	$1.77	0	$0	1.00%	20.0%	12/31/2023	$1.81	0	$0	0.75%	20.3%
12/31/2022	1.45	170	246	1.25%	-34.1%	12/31/2022	1.48	0	0	1.00%	-33.9%	12/31/2022	1.51	0	0	0.75%	-33.7%
12/31/2021	2.20	154	338	1.25%	1.4%	12/31/2021	2.23	0	0	1.00%	1.7%	12/31/2021	2.27	0	0	0.75%	1.9%
12/31/2020	2.16	156	337	1.25%	43.2%	12/31/2020	2.20	0	0	1.00%	43.5%	12/31/2020	2.23	0	0	0.75%	43.9%
12/31/2019	1.51	178	269	1.25%	31.5%	12/31/2019	1.53	0	0	1.00%	31.8%	12/31/2019	1.55	0	0	0.75%	32.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	0.50%	20.6%	12/31/2023	$1.89	0	$0	0.25%	20.9%	12/31/2023	$1.94	0	$0	0.00%	21.2%
12/31/2022	1.54	0	0	0.50%	-33.6%	12/31/2022	1.57	0	0	0.25%	-33.4%	12/31/2022	1.60	0	0	0.00%	-33.3%
12/31/2021	2.31	0	0	0.50%	2.2%	12/31/2021	2.35	0	0	0.25%	2.4%	12/31/2021	2.39	0	0	0.00%	2.7%
12/31/2020	2.26	0	0	0.50%	44.2%	12/31/2020	2.30	0	0	0.25%	44.6%	12/31/2020	2.33	0	0	0.00%	45.0%
12/31/2019	1.57	0	0	0.50%	32.5%	12/31/2019	1.59	0	0	0.25%	32.8%	12/31/2019	1.61	0	0	0.00%	33.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.3%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,761,600	$12,064,314	791,930
Receivables: investments sold	17,984
Payables: investments purchased	-
Net assets	$13,779,584

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,779,584	7,159,107	$1.92
Band 100	-	-	1.96
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.08
Band 0	-	-	2.12
Total	$13,779,584	7,159,107

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$244,406
Mortality & expense charges			(141,432)
Net investment income (loss)			102,974

Gain (loss) on investments:
Net realized gain (loss)			99,741
Realized gain distributions			12,237
Net change in unrealized appreciation (depreciation)			1,828,993
Net gain (loss)			1,940,971

Increase (decrease) in net assets from operations			$2,043,945

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$102,974	$40,756
Net realized gain (loss)		99,741	70,394
Realized gain distributions		12,237	25,447
Net change in unrealized appreciation (depreciation)		1,828,993	(2,206,128)

Increase (decrease) in net assets from operations		2,043,945	(2,069,531)

Contract owner transactions:
Proceeds from units sold		4,575,531	4,420,925
Cost of units redeemed		(2,668,027)	(2,628,009)
Account charges		(24,394)	(27,389)
Increase (decrease)		1,883,110	1,765,527
Net increase (decrease)		3,927,055	(304,004)
Net assets, beginning		9,852,529	10,156,533
Net assets, ending		$13,779,584	$9,852,529

Units sold		2,627,592	2,622,599
Units redeemed		(1,549,510)	(1,630,934)
Net increase (decrease)		1,078,082	991,665
Units outstanding, beginning		6,081,025	5,089,360
Units outstanding, ending		7,159,107	6,081,025

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$26,799,051
Cost of units redeemed/account charges			(16,507,704)
Net investment income (loss)			408,997
Net realized gain (loss)			1,313,369
Realized gain distributions			68,585
Net change in unrealized appreciation (depreciation)			1,697,286
Net assets			$13,779,584
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.92	7,159	$13,780	1.25%	19.2%	12/31/2023	$1.96	0	$0	1.00%	19.5%	12/31/2023	$2.00	0	$0	0.75%	19.8%
12/31/2022	1.62	5,856	9,457	1.25%	-18.9%	12/31/2022	1.64	0	0	1.00%	-18.7%	12/31/2022	1.67	0	0	0.75%	-18.5%
12/31/2021	1.99	4,914	9,781	1.25%	15.9%	12/31/2021	2.02	0	0	1.00%	16.2%	12/31/2021	2.05	0	0	0.75%	16.5%
12/31/2020	1.72	4,296	7,377	1.25%	15.6%	12/31/2020	1.74	0	0	1.00%	15.9%	12/31/2020	1.76	0	0	0.75%	16.2%
12/31/2019	1.49	3,104	4,610	1.25%	24.6%	12/31/2019	1.50	0	0	1.00%	24.9%	12/31/2019	1.51	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	0	$0	0.50%	20.1%	12/31/2023	$2.08	0	$0	0.25%	20.4%	12/31/2023	$2.12	0	$0	0.00%	20.7%
12/31/2022	1.70	0	0	0.50%	-18.3%	12/31/2022	1.73	0	0	0.25%	-18.1%	12/31/2022	1.75	225	396	0.00%	-17.8%
12/31/2021	2.08	0	0	0.50%	16.8%	12/31/2021	2.11	0	0	0.25%	17.1%	12/31/2021	2.14	176	375	0.00%	17.4%
12/31/2020	1.78	0	0	0.50%	16.5%	12/31/2020	1.80	0	0	0.25%	16.8%	12/31/2020	1.82	131	238	0.00%	17.1%
12/31/2019	1.53	0	0	0.50%	25.5%	12/31/2019	1.54	0	0	0.25%	25.8%	12/31/2019	1.55	1,711	2,659	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	1.6%
2021	1.9%
2020	1.4%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Core Impact Bd R Class - 06-CNK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$211,444	$243,973	23,465
Receivables: investments sold	218
Payables: investments purchased	-
Net assets	$211,662

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$211,662	215,614	$0.98
Band 100	-	-	1.00
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$211,662	215,614

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,242
Mortality & expense charges			(2,507)
Net investment income (loss)			4,735

Gain (loss) on investments:
Net realized gain (loss)			(423)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,832
Net gain (loss)			4,409

Increase (decrease) in net assets from operations			$9,144

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,735	$2,356
Net realized gain (loss)		(423)	(287)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,832	(36,467)

Increase (decrease) in net assets from operations		9,144	(34,398)

Contract owner transactions:
Proceeds from units sold		8,505	5,242
Cost of units redeemed		16	(27)
Account charges		-	-
Increase (decrease)		8,521	5,215
Net increase (decrease)		17,665	(29,183)
Net assets, beginning		193,997	223,180
Net assets, ending		$211,662	$193,997

Units sold		8,924	5,296
Units redeemed		-	-
Net increase (decrease)		8,924	5,296
Units outstanding, beginning		206,690	201,394
Units outstanding, ending		215,614	206,690

* Date of Fund Inception into Variable Account: 5 /12 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$545,958
Cost of units redeemed/account charges			(312,014)
Net investment income (loss)			8,444
Net realized gain (loss)			388
Realized gain distributions			1,415
Net change in unrealized appreciation (depreciation)			(32,529)
Net assets			$211,662
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	216	$212	1.25%	4.6%	12/31/2023	$1.00	0	$0	1.00%	4.9%	12/31/2023	$1.02	0	$0	0.75%	5.1%
12/31/2022	0.94	207	194	1.25%	-15.3%	12/31/2022	0.95	0	0	1.00%	-15.1%	12/31/2022	0.97	0	0	0.75%	-14.9%
12/31/2021	1.11	201	223	1.25%	-2.5%	12/31/2021	1.12	0	0	1.00%	-2.3%	12/31/2021	1.14	0	0	0.75%	-2.0%
12/31/2020	1.14	51	58	1.25%	5.9%	12/31/2020	1.15	0	0	1.00%	6.1%	12/31/2020	1.16	0	0	0.75%	6.4%
12/31/2019	1.07	1	1	1.25%	7.1%	12/31/2019	1.08	0	0	1.00%	7.4%	12/31/2019	1.09	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	5.4%	12/31/2023	$1.06	0	$0	0.25%	5.6%	12/31/2023	$1.08	0	$0	0.00%	5.9%
12/31/2022	0.99	0	0	0.50%	-14.7%	12/31/2022	1.00	0	0	0.25%	-14.5%	12/31/2022	1.02	0	0	0.00%	-14.2%
12/31/2021	1.16	0	0	0.50%	-1.8%	12/31/2021	1.17	0	0	0.25%	-1.5%	12/31/2021	1.19	0	0	0.00%	-1.3%
12/31/2020	1.18	0	0	0.50%	6.7%	12/31/2020	1.19	0	0	0.25%	6.9%	12/31/2020	1.20	0	0	0.00%	7.2%
12/31/2019	1.10	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.2%	12/31/2019	1.12	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.3%
2021	1.6%
2020	4.2%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Index Fund Institutional Class - 06-FGV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,364,508	$1,445,995	142,975
Receivables: investments sold	19,497
Payables: investments purchased	-
Net assets	$1,384,005

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,384,005	1,393,545	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.03
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$1,384,005	1,393,545

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$32,214
Mortality & expense charges			(13,489)
Net investment income (loss)			18,725

Gain (loss) on investments:
Net realized gain (loss)			(41,913)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			79,161
Net gain (loss)			37,248

Increase (decrease) in net assets from operations			$55,973

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,725	$16,611
Net realized gain (loss)		(41,913)	(129,065)
Realized gain distributions		-	610
Net change in unrealized appreciation (depreciation)		79,161	(128,923)

Increase (decrease) in net assets from operations		55,973	(240,767)

Contract owner transactions:
Proceeds from units sold		630,609	749,808
Cost of units redeemed		(522,047)	(938,764)
Account charges		(1,972)	(3,443)
Increase (decrease)		106,590	(192,399)
Net increase (decrease)		162,563	(433,166)
Net assets, beginning		1,221,442	1,654,608
Net assets, ending		$1,384,005	$1,221,442

Units sold		650,606	765,286
Units redeemed		(540,219)	(971,349)
Net increase (decrease)		110,387	(206,063)
Units outstanding, beginning		1,283,158	1,489,221
Units outstanding, ending		1,393,545	1,283,158

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,506,008
Cost of units redeemed/account charges			(4,016,919)
Net investment income (loss)			73,767
Net realized gain (loss)			(106,049)
Realized gain distributions			8,685
Net change in unrealized appreciation (depreciation)			(81,487)
Net assets			$1,384,005
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	1,394	$1,384	1.25%	4.3%	12/31/2023	$1.01	0	$0	1.00%	4.6%	12/31/2023	$1.03	0	$0	0.75%	4.9%
12/31/2022	0.95	1,283	1,221	1.25%	-14.3%	12/31/2022	0.97	0	0	1.00%	-14.1%	12/31/2022	0.98	0	0	0.75%	-13.9%
12/31/2021	1.11	1,489	1,655	1.25%	-3.0%	12/31/2021	1.13	0	0	1.00%	-2.8%	12/31/2021	1.14	0	0	0.75%	-2.5%
12/31/2020	1.15	599	687	1.25%	6.2%	12/31/2020	1.16	0	0	1.00%	6.4%	12/31/2020	1.17	0	0	0.75%	6.7%
12/31/2019	1.08	982	1,060	1.25%	7.0%	12/31/2019	1.09	0	0	1.00%	7.3%	12/31/2019	1.10	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	5.1%	12/31/2023	$1.07	0	$0	0.25%	5.4%	12/31/2023	$1.08	0	$0	0.00%	5.6%
12/31/2022	1.00	0	0	0.50%	-13.7%	12/31/2022	1.01	0	0	0.25%	-13.5%	12/31/2022	1.03	0	0	0.00%	-13.2%
12/31/2021	1.15	0	0	0.50%	-2.3%	12/31/2021	1.17	0	0	0.25%	-2.1%	12/31/2021	1.18	0	0	0.00%	-1.8%
12/31/2020	1.18	0	0	0.50%	7.0%	12/31/2020	1.19	0	0	0.25%	7.2%	12/31/2020	1.21	0	0	0.00%	7.5%
12/31/2019	1.10	0	0	0.50%	7.9%	12/31/2019	1.11	0	0	0.25%	8.1%	12/31/2019	1.12	0	0	0.00%	8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.4%
2021	2.3%
2020	3.0%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$741,058	$852,613	56,962
Receivables: investments sold	592
Payables: investments purchased	-
Net assets	$741,650

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$741,650	347,403	$2.13
Band 100	-	-	2.17
Band 75	-	-	2.21
Band 50	-	-	2.25
Band 25	-	-	2.29
Band 0	-	-	2.33
Total	$741,650	347,403

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,633
Mortality & expense charges			(8,865)
Net investment income (loss)			768

Gain (loss) on investments:
Net realized gain (loss)			(74,035)
Realized gain distributions			166,322
Net change in unrealized appreciation (depreciation)			109,716
Net gain (loss)			202,003

Increase (decrease) in net assets from operations			$202,771

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$768	$824
Net realized gain (loss)		(74,035)	(5,004)
Realized gain distributions		166,322	47,389
Net change in unrealized appreciation (depreciation)		109,716	(231,196)

Increase (decrease) in net assets from operations		202,771	(187,987)

Contract owner transactions:
Proceeds from units sold		219,945	57,360
Cost of units redeemed		(333,377)	(14,477)
Account charges		(13)	-
Increase (decrease)		(113,445)	42,883
Net increase (decrease)		89,326	(145,104)
Net assets, beginning		652,324	797,428
Net assets, ending		$741,650	$652,324

Units sold		110,837	32,620
Units redeemed		(164,162)	(8,722)
Net increase (decrease)		(53,325)	23,898
Units outstanding, beginning		400,728	376,830
Units outstanding, ending		347,403	400,728

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,260,060
Cost of units redeemed/account charges			(693,891)
Net investment income (loss)			(1,538)
Net realized gain (loss)			(50,597)
Realized gain distributions			339,171
Net change in unrealized appreciation (depreciation)			(111,555)
Net assets			$741,650
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.13	347	$742	1.25%	31.1%	12/31/2023	$2.17	0	$0	1.00%	31.5%	12/31/2023	$2.21	0	$0	0.75%	31.8%
12/31/2022	1.63	401	652	1.25%	-23.1%	12/31/2022	1.65	0	0	1.00%	-22.9%	12/31/2022	1.68	0	0	0.75%	-22.7%
12/31/2021	2.12	377	797	1.25%	23.8%	12/31/2021	2.14	0	0	1.00%	24.1%	12/31/2021	2.17	0	0	0.75%	24.4%
12/31/2020	1.71	0	0	1.25%	19.0%	12/31/2020	1.73	0	0	1.00%	19.3%	12/31/2020	1.74	0	0	0.75%	19.6%
12/31/2019	1.44	0	0	1.25%	28.6%	12/31/2019	1.45	0	0	1.00%	28.9%	12/31/2019	1.46	0	0	0.75%	29.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.25	0	$0	0.50%	32.1%	12/31/2023	$2.29	0	$0	0.25%	32.5%	12/31/2023	$2.33	0	$0	0.00%	32.8%
12/31/2022	1.70	0	0	0.50%	-22.5%	12/31/2022	1.73	0	0	0.25%	-22.3%	12/31/2022	1.76	0	0	0.00%	-22.1%
12/31/2021	2.20	0	0	0.50%	24.8%	12/31/2021	2.23	0	0	0.25%	25.1%	12/31/2021	2.25	0	0	0.00%	25.4%
12/31/2020	1.76	0	0	0.50%	19.9%	12/31/2020	1.78	0	0	0.25%	20.2%	12/31/2020	1.80	0	0	0.00%	20.5%
12/31/2019	1.47	0	0	0.50%	29.6%	12/31/2019	1.48	0	0	0.25%	29.9%	12/31/2019	1.49	0	0	0.00%	30.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.3%
2021	1.7%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,754,324	$8,212,813	399,617
Receivables: investments sold	-
Payables: investments purchased	(18,683)
Net assets	$8,735,641

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,420,121	5,701,444	$1.48
Band 100	-	-	1.50
Band 75	315,520	206,234	1.53
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$8,735,641	5,907,678

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$264,812
Mortality & expense charges			(94,571)
Net investment income (loss)			170,241

Gain (loss) on investments:
Net realized gain (loss)			24,203
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			975,941
Net gain (loss)			1,000,144

Increase (decrease) in net assets from operations			$1,170,385

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$170,241	$95,133
Net realized gain (loss)		24,203	(73,929)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		975,941	(1,314,689)

Increase (decrease) in net assets from operations		1,170,385	(1,293,485)

Contract owner transactions:
Proceeds from units sold		3,241,562	2,169,461
Cost of units redeemed		(2,268,350)	(2,381,914)
Account charges		(13,308)	(10,507)
Increase (decrease)		959,904	(222,960)
Net increase (decrease)		2,130,289	(1,516,445)
Net assets, beginning		6,605,352	8,121,797
Net assets, ending		$8,735,641	$6,605,352

Units sold		2,373,802	1,699,295
Units redeemed		(1,681,069)	(1,918,867)
Net increase (decrease)		692,733	(219,572)
Units outstanding, beginning		5,214,945	5,434,517
Units outstanding, ending		5,907,678	5,214,945

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$19,950,798
Cost of units redeemed/account charges			(12,514,089)
Net investment income (loss)			709,929
Net realized gain (loss)			47,492
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			541,511
Net assets			$8,735,641
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	5,701	$8,420	1.25%	16.7%	12/31/2023	$1.50	0	$0	1.00%	17.0%	12/31/2023	$1.53	206	$316	0.75%	17.3%
12/31/2022	1.27	5,009	6,337	1.25%	-15.3%	12/31/2022	1.28	0	0	1.00%	-15.1%	12/31/2022	1.30	206	268	0.75%	-14.8%
12/31/2021	1.49	5,198	7,760	1.25%	9.9%	12/31/2021	1.51	33	49	1.00%	10.2%	12/31/2021	1.53	204	313	0.75%	10.5%
12/31/2020	1.36	4,189	5,690	1.25%	6.8%	12/31/2020	1.37	5	7	1.00%	7.1%	12/31/2020	1.39	235	325	0.75%	7.3%
12/31/2019	1.27	4,927	6,266	1.25%	20.3%	12/31/2019	1.28	0	0	1.00%	20.6%	12/31/2019	1.29	258	333	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	17.6%	12/31/2023	$1.58	0	$0	0.25%	17.9%	12/31/2023	$1.61	0	$0	0.00%	18.2%
12/31/2022	1.32	0	0	0.50%	-14.6%	12/31/2022	1.34	0	0	0.25%	-14.4%	12/31/2022	1.36	0	0	0.00%	-14.2%
12/31/2021	1.55	0	0	0.50%	10.7%	12/31/2021	1.57	0	0	0.25%	11.0%	12/31/2021	1.59	0	0	0.00%	11.3%
12/31/2020	1.40	0	0	0.50%	7.6%	12/31/2020	1.41	0	0	0.25%	7.9%	12/31/2020	1.43	0	0	0.00%	8.1%
12/31/2019	1.30	0	0	0.50%	21.2%	12/31/2019	1.31	0	0	0.25%	21.5%	12/31/2019	1.32	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	2.5%
2021	3.3%
2020	1.8%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$24,781,261	$20,302,881	478,641
Receivables: investments sold	31,521
Payables: investments purchased	-
Net assets	$24,812,782

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,812,782	8,736,012	$2.84
Band 100	-	-	2.89
Band 75	-	-	2.94
Band 50	-	-	2.99
Band 25	-	-	3.05
Band 0	-	-	3.10
Total	$24,812,782	8,736,012

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$186,319
Mortality & expense charges			(278,342)
Net investment income (loss)			(92,023)

Gain (loss) on investments:
Net realized gain (loss)			495,759
Realized gain distributions			280,851
Net change in unrealized appreciation (depreciation)			6,824,225
Net gain (loss)			7,600,835

Increase (decrease) in net assets from operations			$7,508,812

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(92,023)	$(74,208)
Net realized gain (loss)		495,759	917,428
Realized gain distributions		280,851	1,530,322
Net change in unrealized appreciation (depreciation)		6,824,225	(9,825,907)

Increase (decrease) in net assets from operations		7,508,812	(7,452,365)

Contract owner transactions:
Proceeds from units sold		5,074,272	4,401,584
Cost of units redeemed		(5,077,093)	(5,076,936)
Account charges		(15,995)	(14,534)
Increase (decrease)		(18,816)	(689,886)
Net increase (decrease)		7,489,996	(8,142,251)
Net assets, beginning		17,322,786	25,465,037
Net assets, ending		$24,812,782	$17,322,786

Units sold		2,120,957	1,907,641
Units redeemed		(1,976,127)	(2,151,067)
Net increase (decrease)		144,830	(243,426)
Units outstanding, beginning		8,591,182	8,834,608
Units outstanding, ending		8,736,012	8,591,182

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$55,341,800
Cost of units redeemed/account charges			(49,420,419)
Net investment income (loss)			(263,890)
Net realized gain (loss)			9,892,000
Realized gain distributions			4,784,911
Net change in unrealized appreciation (depreciation)			4,478,380
Net assets			$24,812,782
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.84	8,736	$24,813	1.25%	40.9%	12/31/2023	$2.89	0	$0	1.00%	41.2%	12/31/2023	$2.94	0	$0	0.75%	41.6%
12/31/2022	2.02	8,591	17,323	1.25%	-30.0%	12/31/2022	2.05	0	0	1.00%	-29.9%	12/31/2022	2.08	0	0	0.75%	-29.7%
12/31/2021	2.88	8,813	25,401	1.25%	25.9%	12/31/2021	2.92	22	64	1.00%	26.2%	12/31/2021	2.96	0	0	0.75%	26.6%
12/31/2020	2.29	11,229	25,701	1.25%	36.7%	12/31/2020	2.31	3	8	1.00%	37.1%	12/31/2020	2.34	0	0	0.75%	37.4%
12/31/2019	1.67	14,718	24,639	1.25%	34.6%	12/31/2019	1.69	0	0	1.00%	34.9%	12/31/2019	1.70	0	0	0.75%	35.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.99	0	$0	0.50%	41.9%	12/31/2023	$3.05	0	$0	0.25%	42.3%	12/31/2023	$3.10	0	$0	0.00%	42.6%
12/31/2022	2.11	0	0	0.50%	-29.5%	12/31/2022	2.14	0	0	0.25%	-29.3%	12/31/2022	2.18	0	0	0.00%	-29.2%
12/31/2021	2.99	0	0	0.50%	26.9%	12/31/2021	3.03	0	0	0.25%	27.2%	12/31/2021	3.07	0	0	0.00%	27.5%
12/31/2020	2.36	0	0	0.50%	37.7%	12/31/2020	2.38	0	0	0.25%	38.1%	12/31/2020	2.41	0	0	0.00%	38.4%
12/31/2019	1.71	0	0	0.50%	35.6%	12/31/2019	1.73	0	0	0.25%	35.9%	12/31/2019	1.74	0	0	0.00%	36.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.8%
2021	0.8%
2020	0.7%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,263,993	$10,776,680	490,010
Receivables: investments sold	25,845
Payables: investments purchased	-
Net assets	$11,289,838

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,289,838	7,100,322	$1.59
Band 100	-	-	1.62
Band 75	-	-	1.65
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.74
Total	$11,289,838	7,100,322

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$239,273
Mortality & expense charges			(128,674)
Net investment income (loss)			110,599

Gain (loss) on investments:
Net realized gain (loss)			120,197
Realized gain distributions			268,958
Net change in unrealized appreciation (depreciation)			536,303
Net gain (loss)			925,458

Increase (decrease) in net assets from operations			$1,036,057

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$110,599	$100,452
Net realized gain (loss)		120,197	75,006
Realized gain distributions		268,958	222,171
Net change in unrealized appreciation (depreciation)		536,303	(1,364,490)

Increase (decrease) in net assets from operations		1,036,057	(966,861)

Contract owner transactions:
Proceeds from units sold		3,995,383	3,266,356
Cost of units redeemed		(4,041,069)	(1,992,034)
Account charges		(10,988)	(10,663)
Increase (decrease)		(56,674)	1,263,659
Net increase (decrease)		979,383	296,798
Net assets, beginning		10,310,455	10,013,657
Net assets, ending		$11,289,838	$10,310,455

Units sold		2,715,287	2,226,614
Units redeemed		(2,753,513)	(1,418,918)
Net increase (decrease)		(38,226)	807,696
Units outstanding, beginning		7,138,548	6,330,852
Units outstanding, ending		7,100,322	7,138,548

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$29,454,299
Cost of units redeemed/account charges			(21,671,042)
Net investment income (loss)			750,010
Net realized gain (loss)			892,376
Realized gain distributions			1,376,882
Net change in unrealized appreciation (depreciation)			487,313
Net assets			$11,289,838
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	7,100	$11,290	1.25%	10.1%	12/31/2023	$1.62	0	$0	1.00%	10.4%	12/31/2023	$1.65	0	$0	0.75%	10.6%
12/31/2022	1.44	7,139	10,310	1.25%	-8.7%	12/31/2022	1.47	0	0	1.00%	-8.5%	12/31/2022	1.49	0	0	0.75%	-8.2%
12/31/2021	1.58	6,323	10,002	1.25%	23.5%	12/31/2021	1.60	7	12	1.00%	23.8%	12/31/2021	1.62	0	0	0.75%	24.1%
12/31/2020	1.28	6,606	8,462	1.25%	1.6%	12/31/2020	1.29	0	0	1.00%	1.9%	12/31/2020	1.31	0	0	0.75%	2.1%
12/31/2019	1.26	8,869	11,180	1.25%	24.8%	12/31/2019	1.27	0	0	1.00%	25.1%	12/31/2019	1.28	0	0	0.75%	25.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	0	$0	0.50%	10.9%	12/31/2023	$1.71	0	$0	0.25%	11.2%	12/31/2023	$1.74	0	$0	0.00%	11.5%
12/31/2022	1.51	0	0	0.50%	-8.0%	12/31/2022	1.53	0	0	0.25%	-7.8%	12/31/2022	1.56	0	0	0.00%	-7.5%
12/31/2021	1.64	0	0	0.50%	24.4%	12/31/2021	1.66	0	0	0.25%	24.7%	12/31/2021	1.69	0	0	0.00%	25.0%
12/31/2020	1.32	0	0	0.50%	2.4%	12/31/2020	1.33	0	0	0.25%	2.6%	12/31/2020	1.35	0	0	0.00%	2.9%
12/31/2019	1.29	0	0	0.50%	25.8%	12/31/2019	1.30	0	0	0.25%	26.1%	12/31/2019	1.31	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	2.3%
2021	1.9%
2020	1.9%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,123,514	$6,143,065	378,208
Receivables: investments sold	-
Payables: investments purchased	(23,010)
Net assets	$6,100,504

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,396,185	4,092,362	$1.32
Band 100	-	-	1.34
Band 75	550,680	403,146	1.37
Band 50	-	-	1.39
Band 25	-	-	1.42
Band 0	153,639	106,678	1.44
Total	$6,100,504	4,602,186

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$158,919
Mortality & expense charges			(66,924)
Net investment income (loss)			91,995

Gain (loss) on investments:
Net realized gain (loss)			(84,109)
Realized gain distributions			45,051
Net change in unrealized appreciation (depreciation)			551,110
Net gain (loss)			512,052

Increase (decrease) in net assets from operations			$604,047

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$91,995	$99,085
Net realized gain (loss)		(84,109)	(101,899)
Realized gain distributions		45,051	55,900
Net change in unrealized appreciation (depreciation)		551,110	(1,020,679)

Increase (decrease) in net assets from operations		604,047	(967,593)

Contract owner transactions:
Proceeds from units sold		1,241,862	3,945,740
Cost of units redeemed		(2,110,468)	(3,050,073)
Account charges		(7,875)	(6,576)
Increase (decrease)		(876,481)	889,091
Net increase (decrease)		(272,434)	(78,502)
Net assets, beginning		6,372,938	6,451,440
Net assets, ending		$6,100,504	$6,372,938

Units sold		1,026,526	3,409,706
Units redeemed		(1,711,239)	(2,717,425)
Net increase (decrease)		(684,713)	692,281
Units outstanding, beginning		5,286,899	4,594,618
Units outstanding, ending		4,602,186	5,286,899

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,954,297
Cost of units redeemed/account charges			(11,979,761)
Net investment income (loss)			487,527
Net realized gain (loss)			309,062
Realized gain distributions			348,930
Net change in unrealized appreciation (depreciation)			(19,551)
Net assets			$6,100,504
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	4,092	$5,396	1.25%	10.0%	12/31/2023	$1.34	0	$0	1.00%	10.3%	12/31/2023	$1.37	403	$551	0.75%	10.6%
12/31/2022	1.20	4,627	5,545	1.25%	-14.3%	12/31/2022	1.22	0	0	1.00%	-14.1%	12/31/2022	1.24	430	532	0.75%	-13.9%
12/31/2021	1.40	4,044	5,655	1.25%	5.6%	12/31/2021	1.42	1	2	1.00%	5.9%	12/31/2021	1.43	438	628	0.75%	6.2%
12/31/2020	1.32	3,391	4,489	1.25%	10.6%	12/31/2020	1.34	0	0	1.00%	10.9%	12/31/2020	1.35	442	597	0.75%	11.1%
12/31/2019	1.20	4,788	5,733	1.25%	14.1%	12/31/2019	1.21	0	0	1.00%	14.4%	12/31/2019	1.22	463	563	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	10.9%	12/31/2023	$1.42	0	$0	0.25%	11.1%	12/31/2023	$1.44	107	$154	0.00%	11.4%
12/31/2022	1.25	0	0	0.50%	-13.7%	12/31/2022	1.27	0	0	0.25%	-13.5%	12/31/2022	1.29	229	296	0.00%	-13.2%
12/31/2021	1.45	0	0	0.50%	6.4%	12/31/2021	1.47	0	0	0.25%	6.7%	12/31/2021	1.49	111	166	0.00%	7.0%
12/31/2020	1.36	0	0	0.50%	11.4%	12/31/2020	1.38	0	0	0.25%	11.7%	12/31/2020	1.39	306	426	0.00%	12.0%
12/31/2019	1.23	0	0	0.50%	15.0%	12/31/2019	1.23	0	0	0.25%	15.3%	12/31/2019	1.24	183	227	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.6%
2021	2.3%
2020	1.6%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,416,464	$17,232,999	1,026,816
Receivables: investments sold	8,614
Payables: investments purchased	-
Net assets	$17,425,078

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,989,232	11,034,825	$1.36
Band 100	-	-	1.38
Band 75	302,516	214,983	1.41
Band 50	-	-	1.43
Band 25	-	-	1.46
Band 0	2,133,330	1,437,872	1.48
Total	$17,425,078	12,687,680

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$449,619
Mortality & expense charges			(181,139)
Net investment income (loss)			268,480

Gain (loss) on investments:
Net realized gain (loss)			(37,422)
Realized gain distributions			230,119
Net change in unrealized appreciation (depreciation)			1,280,782
Net gain (loss)			1,473,479

Increase (decrease) in net assets from operations			$1,741,959

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$268,480	$222,114
Net realized gain (loss)		(37,422)	36,841
Realized gain distributions		230,119	107,355
Net change in unrealized appreciation (depreciation)		1,280,782	(3,122,955)

Increase (decrease) in net assets from operations		1,741,959	(2,756,645)

Contract owner transactions:
Proceeds from units sold		3,696,208	3,381,199
Cost of units redeemed		(3,208,626)	(4,800,158)
Account charges		(19,591)	(14,358)
Increase (decrease)		467,991	(1,433,317)
Net increase (decrease)		2,209,950	(4,189,962)
Net assets, beginning		15,215,128	19,405,090
Net assets, ending		$17,425,078	$15,215,128

Units sold		3,082,468	2,830,172
Units redeemed		(2,679,473)	(3,905,374)
Net increase (decrease)		402,995	(1,075,202)
Units outstanding, beginning		12,284,685	13,359,887
Units outstanding, ending		12,687,680	12,284,685

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$44,585,672
Cost of units redeemed/account charges			(32,031,257)
Net investment income (loss)			1,506,598
Net realized gain (loss)			1,930,744
Realized gain distributions			1,249,856
Net change in unrealized appreciation (depreciation)			183,465
Net assets			$17,425,078
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	11,035	$14,989	1.25%	10.9%	12/31/2023	$1.38	0	$0	1.00%	11.1%	12/31/2023	$1.41	215	$303	0.75%	11.4%
12/31/2022	1.23	10,417	12,765	1.25%	-14.9%	12/31/2022	1.24	0	0	1.00%	-14.7%	12/31/2022	1.26	310	392	0.75%	-14.4%
12/31/2021	1.44	11,330	16,308	1.25%	6.5%	12/31/2021	1.46	0	0	1.00%	6.8%	12/31/2021	1.48	275	406	0.75%	7.0%
12/31/2020	1.35	12,365	16,710	1.25%	11.2%	12/31/2020	1.37	0	0	1.00%	11.5%	12/31/2020	1.38	342	472	0.75%	11.7%
12/31/2019	1.22	14,307	17,390	1.25%	15.3%	12/31/2019	1.22	0	0	1.00%	15.5%	12/31/2019	1.23	341	420	0.75%	15.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	0	$0	0.50%	11.7%	12/31/2023	$1.46	0	$0	0.25%	12.0%	12/31/2023	$1.48	1,438	$2,133	0.00%	12.2%
12/31/2022	1.28	0	0	0.50%	-14.2%	12/31/2022	1.30	0	0	0.25%	-14.0%	12/31/2022	1.32	1,557	2,058	0.00%	-13.8%
12/31/2021	1.50	0	0	0.50%	7.3%	12/31/2021	1.51	0	0	0.25%	7.6%	12/31/2021	1.53	1,755	2,691	0.00%	7.9%
12/31/2020	1.39	0	0	0.50%	12.0%	12/31/2020	1.41	0	0	0.25%	12.3%	12/31/2020	1.42	1,845	2,623	0.00%	12.6%
12/31/2019	1.24	0	0	0.50%	16.1%	12/31/2019	1.25	0	0	0.25%	16.4%	12/31/2019	1.26	2,157	2,724	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	2.3%
2021	2.0%
2020	1.8%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$63,143,061	$60,691,008	3,409,827
Receivables: investments sold	41,036
Payables: investments purchased	-
Net assets	$63,184,097

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$52,887,631	37,718,765	$1.40
Band 100	-	-	1.43
Band 75	1,778,751	1,224,583	1.45
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	8,517,715	5,561,707	1.53
Total	$63,184,097	44,505,055

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,573,419
Mortality & expense charges			(653,649)
Net investment income (loss)			919,770

Gain (loss) on investments:
Net realized gain (loss)			35,608
Realized gain distributions			544,498
Net change in unrealized appreciation (depreciation)			5,234,798
Net gain (loss)			5,814,904

Increase (decrease) in net assets from operations			$6,734,674

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$919,770	$749,454
Net realized gain (loss)		35,608	581,697
Realized gain distributions		544,498	399,742
Net change in unrealized appreciation (depreciation)		5,234,798	(13,127,574)

Increase (decrease) in net assets from operations		6,734,674	(11,396,681)

Contract owner transactions:
Proceeds from units sold		12,082,444	8,627,606
Cost of units redeemed		(12,792,789)	(19,556,084)
Account charges		(59,649)	(55,936)
Increase (decrease)		(769,994)	(10,984,414)
Net increase (decrease)		5,964,680	(22,381,095)
Net assets, beginning		57,219,417	79,600,512
Net assets, ending		$63,184,097	$57,219,417

Units sold		9,766,199	6,778,254
Units redeemed		(10,302,192)	(14,801,764)
Net increase (decrease)		(535,993)	(8,023,510)
Units outstanding, beginning		45,041,048	53,064,558
Units outstanding, ending		44,505,055	45,041,048

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$156,352,919
Cost of units redeemed/account charges			(112,177,674)
Net investment income (loss)			5,651,583
Net realized gain (loss)			6,792,935
Realized gain distributions			4,112,281
Net change in unrealized appreciation (depreciation)			2,452,053
Net assets			$63,184,097
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	37,719	$52,888	1.25%	11.7%	12/31/2023	$1.43	0	$0	1.00%	11.9%	12/31/2023	$1.45	1,225	$1,779	0.75%	12.2%
12/31/2022	1.26	37,542	47,140	1.25%	-15.4%	12/31/2022	1.27	0	0	1.00%	-15.2%	12/31/2022	1.29	1,303	1,686	0.75%	-15.0%
12/31/2021	1.48	43,823	65,061	1.25%	7.4%	12/31/2021	1.50	0	0	1.00%	7.7%	12/31/2021	1.52	1,304	1,985	0.75%	7.9%
12/31/2020	1.38	42,834	59,211	1.25%	11.7%	12/31/2020	1.40	0	0	1.00%	11.9%	12/31/2020	1.41	1,455	2,052	0.75%	12.2%
12/31/2019	1.24	45,712	56,589	1.25%	16.5%	12/31/2019	1.25	0	0	1.00%	16.8%	12/31/2019	1.26	2,095	2,634	0.75%	17.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	12.5%	12/31/2023	$1.50	0	$0	0.25%	12.8%	12/31/2023	$1.53	5,562	$8,518	0.00%	13.1%
12/31/2022	1.31	0	0	0.50%	-14.8%	12/31/2022	1.33	0	0	0.25%	-14.6%	12/31/2022	1.35	6,197	8,393	0.00%	-14.4%
12/31/2021	1.54	0	0	0.50%	8.2%	12/31/2021	1.56	0	0	0.25%	8.5%	12/31/2021	1.58	7,938	12,555	0.00%	8.7%
12/31/2020	1.43	0	0	0.50%	12.5%	12/31/2020	1.44	0	0	0.25%	12.8%	12/31/2020	1.45	9,861	14,342	0.00%	13.1%
12/31/2019	1.27	0	0	0.50%	17.4%	12/31/2019	1.28	0	0	0.25%	17.7%	12/31/2019	1.29	12,306	15,829	0.00%	18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.1%
2021	2.0%
2020	1.8%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$105,512,125	$98,350,671	5,124,177
Receivables: investments sold	97,172
Payables: investments purchased	-
Net assets	$105,609,297

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,152,939	58,130,508	$1.46
Band 100	-	-	1.49
Band 75	3,746,529	2,468,928	1.52
Band 50	-	-	1.54
Band 25	-	-	1.57
Band 0	16,709,829	10,443,904	1.60
Total	$105,609,297	71,043,340

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,536,956
Mortality & expense charges			(984,289)
Net investment income (loss)			1,552,667

Gain (loss) on investments:
Net realized gain (loss)			343,028
Realized gain distributions			164,372
Net change in unrealized appreciation (depreciation)			9,930,051
Net gain (loss)			10,437,451

Increase (decrease) in net assets from operations			$11,990,118

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,552,667	$1,118,980
Net realized gain (loss)		343,028	980,910
Realized gain distributions		164,372	555,788
Net change in unrealized appreciation (depreciation)		9,930,051	(19,385,768)

Increase (decrease) in net assets from operations		11,990,118	(16,730,090)

Contract owner transactions:
Proceeds from units sold		23,674,746	20,324,592
Cost of units redeemed		(18,914,105)	(22,944,808)
Account charges		(109,912)	(93,432)
Increase (decrease)		4,650,729	(2,713,648)
Net increase (decrease)		16,640,847	(19,443,738)
Net assets, beginning		88,968,450	108,412,188
Net assets, ending		$105,609,297	$88,968,450

Units sold		18,488,232	15,296,665
Units redeemed		(14,967,160)	(16,961,874)
Net increase (decrease)		3,521,072	(1,665,209)
Units outstanding, beginning		67,522,268	69,187,477
Units outstanding, ending		71,043,340	67,522,268

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$186,982,833
Cost of units redeemed/account charges			(106,686,663)
Net investment income (loss)			7,030,651
Net realized gain (loss)			7,662,237
Realized gain distributions			3,458,785
Net change in unrealized appreciation (depreciation)			7,161,454
Net assets			$105,609,297
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	58,131	$85,153	1.25%	12.8%	12/31/2023	$1.49	0	$0	1.00%	13.1%	12/31/2023	$1.52	2,469	$3,747	0.75%	13.3%
12/31/2022	1.30	53,416	69,384	1.25%	-16.1%	12/31/2022	1.32	0	0	1.00%	-15.9%	12/31/2022	1.34	2,881	3,857	0.75%	-15.7%
12/31/2021	1.55	54,065	83,679	1.25%	8.8%	12/31/2021	1.57	0	0	1.00%	9.0%	12/31/2021	1.59	3,286	5,217	0.75%	9.3%
12/31/2020	1.42	50,141	71,351	1.25%	12.6%	12/31/2020	1.44	0	0	1.00%	12.9%	12/31/2020	1.45	3,053	4,433	0.75%	13.2%
12/31/2019	1.26	53,024	67,016	1.25%	18.1%	12/31/2019	1.27	0	0	1.00%	18.4%	12/31/2019	1.28	3,024	3,880	0.75%	18.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	0	$0	0.50%	13.6%	12/31/2023	$1.57	0	$0	0.25%	13.9%	12/31/2023	$1.60	10,444	$16,710	0.00%	14.2%
12/31/2022	1.36	0	0	0.50%	-15.4%	12/31/2022	1.38	0	0	0.25%	-15.2%	12/31/2022	1.40	11,225	15,728	0.00%	-15.0%
12/31/2021	1.61	0	0	0.50%	9.6%	12/31/2021	1.63	0	0	0.25%	9.9%	12/31/2021	1.65	11,836	19,516	0.00%	10.1%
12/31/2020	1.47	0	0	0.50%	13.4%	12/31/2020	1.48	0	0	0.25%	13.7%	12/31/2020	1.50	12,472	18,672	0.00%	14.0%
12/31/2019	1.29	0	0	0.50%	19.0%	12/31/2019	1.30	0	0	0.25%	19.3%	12/31/2019	1.31	12,531	16,455	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.1%
2021	2.1%
2020	1.8%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$138,878,570	$124,824,416	6,142,369
Receivables: investments sold	403
Payables: investments purchased	-
Net assets	$138,878,973

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$113,243,584	73,822,848	$1.53
Band 100	-	-	1.56
Band 75	3,336,063	2,099,292	1.59
Band 50	-	-	1.62
Band 25	-	-	1.65
Band 0	22,299,326	13,309,391	1.68
Total	$138,878,973	89,231,531

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,152,042
Mortality & expense charges			(1,253,817)
Net investment income (loss)			1,898,225

Gain (loss) on investments:
Net realized gain (loss)			581,006
Realized gain distributions			174,389
Net change in unrealized appreciation (depreciation)			14,043,455
Net gain (loss)			14,798,850

Increase (decrease) in net assets from operations			$16,697,075

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,898,225	$1,235,680
Net realized gain (loss)		581,006	1,149,726
Realized gain distributions		174,389	656,963
Net change in unrealized appreciation (depreciation)		14,043,455	(23,921,236)

Increase (decrease) in net assets from operations		16,697,075	(20,878,867)

Contract owner transactions:
Proceeds from units sold		29,266,419	22,747,098
Cost of units redeemed		(16,133,559)	(20,697,634)
Account charges		(142,220)	(115,662)
Increase (decrease)		12,990,640	1,933,802
Net increase (decrease)		29,687,715	(18,945,065)
Net assets, beginning		109,191,258	128,136,323
Net assets, ending		$138,878,973	$109,191,258

Units sold		20,658,325	16,506,951
Units redeemed		(11,560,503)	(14,847,609)
Net increase (decrease)		9,097,822	1,659,342
Units outstanding, beginning		80,133,709	78,474,367
Units outstanding, ending		89,231,531	80,133,709

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$209,324,295
Cost of units redeemed/account charges			(103,869,783)
Net investment income (loss)			7,840,024
Net realized gain (loss)			8,420,268
Realized gain distributions			3,110,015
Net change in unrealized appreciation (depreciation)			14,054,154
Net assets			$138,878,973
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	73,823	$113,244	1.25%	14.1%	12/31/2023	$1.56	0	$0	1.00%	14.4%	12/31/2023	$1.59	2,099	$3,336	0.75%	14.7%
12/31/2022	1.34	64,927	87,276	1.25%	-16.7%	12/31/2022	1.36	0	0	1.00%	-16.5%	12/31/2022	1.39	2,085	2,889	0.75%	-16.3%
12/31/2021	1.61	63,665	102,795	1.25%	10.3%	12/31/2021	1.64	0	0	1.00%	10.6%	12/31/2021	1.66	2,069	3,426	0.75%	10.8%
12/31/2020	1.46	60,681	88,842	1.25%	13.3%	12/31/2020	1.48	0	0	1.00%	13.6%	12/31/2020	1.49	1,898	2,835	0.75%	13.9%
12/31/2019	1.29	55,451	71,631	1.25%	19.8%	12/31/2019	1.30	0	0	1.00%	20.1%	12/31/2019	1.31	2,021	2,651	0.75%	20.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	0	$0	0.50%	15.0%	12/31/2023	$1.65	0	$0	0.25%	15.3%	12/31/2023	$1.68	13,309	$22,299	0.00%	15.5%
12/31/2022	1.41	0	0	0.50%	-16.1%	12/31/2022	1.43	0	0	0.25%	-15.9%	12/31/2022	1.45	13,122	19,027	0.00%	-15.7%
12/31/2021	1.68	0	0	0.50%	11.1%	12/31/2021	1.70	0	0	0.25%	11.4%	12/31/2021	1.72	12,740	21,915	0.00%	11.7%
12/31/2020	1.51	0	0	0.50%	14.2%	12/31/2020	1.52	0	0	0.25%	14.5%	12/31/2020	1.54	12,834	19,769	0.00%	14.8%
12/31/2019	1.32	0	0	0.50%	20.7%	12/31/2019	1.33	0	0	0.25%	21.0%	12/31/2019	1.34	13,156	17,658	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.0%
2021	2.0%
2020	1.8%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$138,017,171	$123,547,110	5,605,126
Receivables: investments sold	205,238
Payables: investments purchased	-
Net assets	$138,222,409

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,672,135	74,911,157	$1.61
Band 100	-	-	1.64
Band 75	4,115,371	2,466,122	1.67
Band 50	-	-	1.70
Band 25	-	-	1.73
Band 0	13,434,903	7,635,767	1.76
Total	$138,222,409	85,013,046

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,948,739
Mortality & expense charges			(1,289,884)
Net investment income (loss)			1,658,855

Gain (loss) on investments:
Net realized gain (loss)			435,395
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,518,890
Net gain (loss)			15,954,285

Increase (decrease) in net assets from operations			$17,613,140

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,658,855	$1,008,088
Net realized gain (loss)		435,395	899,258
Realized gain distributions		-	573,463
Net change in unrealized appreciation (depreciation)		15,518,890	(21,259,773)

Increase (decrease) in net assets from operations		17,613,140	(18,778,964)

Contract owner transactions:
Proceeds from units sold		34,745,359	25,244,683
Cost of units redeemed		(14,822,605)	(15,703,406)
Account charges		(124,976)	(86,334)
Increase (decrease)		19,797,778	9,454,943
Net increase (decrease)		37,410,918	(9,324,021)
Net assets, beginning		100,811,491	110,135,512
Net assets, ending		$138,222,409	$100,811,491

Units sold		23,735,108	17,612,640
Units redeemed		(10,495,979)	(10,726,318)
Net increase (decrease)		13,239,129	6,886,322
Units outstanding, beginning		71,773,917	64,887,595
Units outstanding, ending		85,013,046	71,773,917

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$183,540,246
Cost of units redeemed/account charges			(74,412,052)
Net investment income (loss)			6,157,953
Net realized gain (loss)			6,293,585
Realized gain distributions			2,172,616
Net change in unrealized appreciation (depreciation)			14,470,061
Net assets			$138,222,409
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	74,911	$120,672	1.25%	15.8%	12/31/2023	$1.64	0	$0	1.00%	16.1%	12/31/2023	$1.67	2,466	$4,115	0.75%	16.4%
12/31/2022	1.39	61,449	85,485	1.25%	-17.3%	12/31/2022	1.41	0	0	1.00%	-17.1%	12/31/2022	1.43	2,520	3,614	0.75%	-16.9%
12/31/2021	1.68	54,553	91,792	1.25%	11.8%	12/31/2021	1.70	0	0	1.00%	12.1%	12/31/2021	1.73	2,725	4,703	0.75%	12.4%
12/31/2020	1.50	45,529	68,522	1.25%	14.1%	12/31/2020	1.52	0	0	1.00%	14.4%	12/31/2020	1.54	2,669	4,099	0.75%	14.7%
12/31/2019	1.32	44,406	58,571	1.25%	21.5%	12/31/2019	1.33	0	0	1.00%	21.8%	12/31/2019	1.34	2,594	3,474	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	0	$0	0.50%	16.7%	12/31/2023	$1.73	0	$0	0.25%	17.0%	12/31/2023	$1.76	7,636	$13,435	0.00%	17.2%
12/31/2022	1.46	0	0	0.50%	-16.7%	12/31/2022	1.48	0	0	0.25%	-16.5%	12/31/2022	1.50	7,805	11,713	0.00%	-16.3%
12/31/2021	1.75	0	0	0.50%	12.6%	12/31/2021	1.77	0	0	0.25%	12.9%	12/31/2021	1.79	7,609	13,640	0.00%	13.2%
12/31/2020	1.55	0	0	0.50%	15.0%	12/31/2020	1.57	0	0	0.25%	15.2%	12/31/2020	1.58	7,459	11,811	0.00%	15.5%
12/31/2019	1.35	0	0	0.50%	22.4%	12/31/2019	1.36	0	0	0.25%	22.7%	12/31/2019	1.37	6,828	9,357	0.00%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.0%
2021	2.1%
2020	1.8%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$133,909,957	$115,779,383	5,075,616
Receivables: investments sold	187,833
Payables: investments purchased	-
Net assets	$134,097,790

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$117,278,617	69,264,193	$1.69
Band 100	-	-	1.72
Band 75	2,239,684	1,276,869	1.75
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	14,579,489	7,883,315	1.85
Total	$134,097,790	78,424,377

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,769,829
Mortality & expense charges			(1,275,828)
Net investment income (loss)			1,494,001

Gain (loss) on investments:
Net realized gain (loss)			610,725
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			17,065,331
Net gain (loss)			17,676,056

Increase (decrease) in net assets from operations			$19,170,057

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,494,001	$947,963
Net realized gain (loss)		610,725	835,747
Realized gain distributions		-	550,733
Net change in unrealized appreciation (depreciation)		17,065,331	(22,338,066)

Increase (decrease) in net assets from operations		19,170,057	(20,003,623)

Contract owner transactions:
Proceeds from units sold		28,270,225	22,135,217
Cost of units redeemed		(14,261,153)	(14,505,120)
Account charges		(138,651)	(101,644)
Increase (decrease)		13,870,421	7,528,453
Net increase (decrease)		33,040,478	(12,475,170)
Net assets, beginning		101,057,312	113,532,482
Net assets, ending		$134,097,790	$101,057,312

Units sold		18,470,296	14,914,345
Units redeemed		(9,517,124)	(9,736,205)
Net increase (decrease)		8,953,172	5,178,140
Units outstanding, beginning		69,471,205	64,293,065
Units outstanding, ending		78,424,377	69,471,205

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$176,434,876
Cost of units redeemed/account charges			(75,994,009)
Net investment income (loss)			6,031,674
Net realized gain (loss)			7,282,393
Realized gain distributions			2,212,282
Net change in unrealized appreciation (depreciation)			18,130,574
Net assets			$134,097,790
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	69,264	$117,279	1.25%	17.5%	12/31/2023	$1.72	0	$0	1.00%	17.8%	12/31/2023	$1.75	1,277	$2,240	0.75%	18.1%
12/31/2022	1.44	60,276	86,851	1.25%	-17.7%	12/31/2022	1.46	0	0	1.00%	-17.5%	12/31/2022	1.49	1,243	1,846	0.75%	-17.3%
12/31/2021	1.75	55,163	96,589	1.25%	13.5%	12/31/2021	1.77	0	0	1.00%	13.7%	12/31/2021	1.80	1,263	2,267	0.75%	14.0%
12/31/2020	1.54	49,105	75,783	1.25%	14.8%	12/31/2020	1.56	0	0	1.00%	15.1%	12/31/2020	1.57	1,197	1,885	0.75%	15.4%
12/31/2019	1.34	43,969	59,095	1.25%	23.0%	12/31/2019	1.35	0	0	1.00%	23.3%	12/31/2019	1.36	1,191	1,625	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	0	$0	0.50%	18.4%	12/31/2023	$1.82	0	$0	0.25%	18.7%	12/31/2023	$1.85	7,883	$14,579	0.00%	19.0%
12/31/2022	1.51	0	0	0.50%	-17.1%	12/31/2022	1.53	0	0	0.25%	-16.9%	12/31/2022	1.55	7,952	12,360	0.00%	-16.7%
12/31/2021	1.82	0	0	0.50%	14.3%	12/31/2021	1.84	0	0	0.25%	14.6%	12/31/2021	1.87	7,868	14,676	0.00%	14.9%
12/31/2020	1.59	0	0	0.50%	15.7%	12/31/2020	1.61	0	0	0.25%	16.0%	12/31/2020	1.62	8,041	13,056	0.00%	16.3%
12/31/2019	1.38	0	0	0.50%	23.9%	12/31/2019	1.39	0	0	0.25%	24.2%	12/31/2019	1.40	7,880	11,005	0.00%	24.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.9%
2021	2.0%
2020	1.8%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$108,527,180	$92,811,104	3,957,206
Receivables: investments sold	454,276
Payables: investments purchased	-
Net assets	$108,981,456

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,317,310	56,092,790	$1.75
Band 100	-	-	1.78
Band 75	1,309,755	721,352	1.82
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	9,354,391	4,886,226	1.91
Total	$108,981,456	61,700,368

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,203,127
Mortality & expense charges			(1,049,959)
Net investment income (loss)			1,153,168

Gain (loss) on investments:
Net realized gain (loss)			577,551
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,383,004
Net gain (loss)			14,960,555

Increase (decrease) in net assets from operations			$16,113,723

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,153,168	$691,003
Net realized gain (loss)		577,551	483,746
Realized gain distributions		-	378,992
Net change in unrealized appreciation (depreciation)		14,383,004	(17,423,257)

Increase (decrease) in net assets from operations		16,113,723	(15,869,516)

Contract owner transactions:
Proceeds from units sold		26,061,734	20,515,935
Cost of units redeemed		(12,242,742)	(11,124,583)
Account charges		(120,786)	(84,475)
Increase (decrease)		13,698,206	9,306,877
Net increase (decrease)		29,811,929	(6,562,639)
Net assets, beginning		79,169,527	85,732,166
Net assets, ending		$108,981,456	$79,169,527

Units sold		16,504,095	14,257,638
Units redeemed		(7,940,105)	(8,173,239)
Net increase (decrease)		8,563,990	6,084,399
Units outstanding, beginning		53,136,378	47,051,979
Units outstanding, ending		61,700,368	53,136,378

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$144,057,527
Cost of units redeemed/account charges			(61,618,993)
Net investment income (loss)			4,317,792
Net realized gain (loss)			5,352,227
Realized gain distributions			1,156,827
Net change in unrealized appreciation (depreciation)			15,716,076
Net assets			$108,981,456
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	56,093	$98,317	1.25%	18.6%	12/31/2023	$1.78	0	$0	1.00%	18.9%	12/31/2023	$1.82	721	$1,310	0.75%	19.2%
12/31/2022	1.48	47,246	69,836	1.25%	-18.3%	12/31/2022	1.50	0	0	1.00%	-18.1%	12/31/2022	1.52	827	1,260	0.75%	-17.9%
12/31/2021	1.81	41,144	74,409	1.25%	15.2%	12/31/2021	1.83	0	0	1.00%	15.5%	12/31/2021	1.85	815	1,511	0.75%	15.8%
12/31/2020	1.57	35,984	56,488	1.25%	15.6%	12/31/2020	1.59	0	0	1.00%	15.9%	12/31/2020	1.60	774	1,241	0.75%	16.1%
12/31/2019	1.36	30,532	41,473	1.25%	24.3%	12/31/2019	1.37	0	0	1.00%	24.6%	12/31/2019	1.38	722	996	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	0.50%	19.5%	12/31/2023	$1.88	0	$0	0.25%	19.8%	12/31/2023	$1.91	4,886	$9,354	0.00%	20.1%
12/31/2022	1.55	0	0	0.50%	-17.7%	12/31/2022	1.57	0	0	0.25%	-17.4%	12/31/2022	1.59	5,063	8,073	0.00%	-17.2%
12/31/2021	1.88	0	0	0.50%	16.1%	12/31/2021	1.90	0	0	0.25%	16.4%	12/31/2021	1.93	5,093	9,812	0.00%	16.7%
12/31/2020	1.62	0	0	0.50%	16.4%	12/31/2020	1.63	0	0	0.25%	16.7%	12/31/2020	1.65	4,804	7,934	0.00%	17.0%
12/31/2019	1.39	0	0	0.50%	25.2%	12/31/2019	1.40	0	0	0.25%	25.5%	12/31/2019	1.41	5,218	7,365	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.9%
2021	2.1%
2020	1.8%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$101,251,777	$86,282,441	3,628,481
Receivables: investments sold	127,982
Payables: investments purchased	-
Net assets	$101,379,759

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$85,526,246	48,321,606	$1.77
Band 100	-	-	1.80
Band 75	763,476	416,404	1.83
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	15,090,037	7,805,944	1.93
Total	$101,379,759	56,543,954

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,046,364
Mortality & expense charges			(902,645)
Net investment income (loss)			1,143,719

Gain (loss) on investments:
Net realized gain (loss)			362,179
Realized gain distributions			110,021
Net change in unrealized appreciation (depreciation)			13,824,801
Net gain (loss)			14,297,001

Increase (decrease) in net assets from operations			$15,440,720

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,143,719	$704,607
Net realized gain (loss)		362,179	590,935
Realized gain distributions		110,021	277,428
Net change in unrealized appreciation (depreciation)		13,824,801	(16,180,605)

Increase (decrease) in net assets from operations		15,440,720	(14,607,635)

Contract owner transactions:
Proceeds from units sold		23,429,862	20,404,029
Cost of units redeemed		(10,980,966)	(11,504,961)
Account charges		(128,552)	(93,457)
Increase (decrease)		12,320,344	8,805,611
Net increase (decrease)		27,761,064	(5,802,024)
Net assets, beginning		73,618,695	79,420,719
Net assets, ending		$101,379,759	$73,618,695

Units sold		14,671,511	13,362,879
Units redeemed		(6,999,404)	(7,491,861)
Net increase (decrease)		7,672,107	5,871,018
Units outstanding, beginning		48,871,847	43,000,829
Units outstanding, ending		56,543,954	48,871,847

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$130,348,495
Cost of units redeemed/account charges			(55,900,349)
Net investment income (loss)			4,388,855
Net realized gain (loss)			6,669,489
Realized gain distributions			903,933
Net change in unrealized appreciation (depreciation)			14,969,336
Net assets			$101,379,759
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	48,322	$85,526	1.25%	19.0%	12/31/2023	$1.80	0	$0	1.00%	19.3%	12/31/2023	$1.83	416	$763	0.75%	19.6%
12/31/2022	1.49	40,433	60,115	1.25%	-18.5%	12/31/2022	1.51	0	0	1.00%	-18.3%	12/31/2022	1.53	411	630	0.75%	-18.1%
12/31/2021	1.82	34,763	63,435	1.25%	15.7%	12/31/2021	1.85	0	0	1.00%	16.0%	12/31/2021	1.87	391	731	0.75%	16.3%
12/31/2020	1.58	31,383	49,501	1.25%	15.7%	12/31/2020	1.59	0	0	1.00%	16.0%	12/31/2020	1.61	400	643	0.75%	16.3%
12/31/2019	1.36	26,113	35,586	1.25%	24.5%	12/31/2019	1.37	0	0	1.00%	24.8%	12/31/2019	1.38	360	498	0.75%	25.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.87	0	$0	0.50%	19.9%	12/31/2023	$1.90	0	$0	0.25%	20.2%	12/31/2023	$1.93	7,806	$15,090	0.00%	20.5%
12/31/2022	1.56	0	0	0.50%	-17.9%	12/31/2022	1.58	0	0	0.25%	-17.7%	12/31/2022	1.60	8,028	12,874	0.00%	-17.5%
12/31/2021	1.90	0	0	0.50%	16.6%	12/31/2021	1.92	0	0	0.25%	16.8%	12/31/2021	1.94	7,847	15,255	0.00%	17.1%
12/31/2020	1.63	0	0	0.50%	16.6%	12/31/2020	1.64	0	0	0.25%	16.9%	12/31/2020	1.66	7,847	13,022	0.00%	17.2%
12/31/2019	1.39	0	0	0.50%	25.4%	12/31/2019	1.41	0	0	0.25%	25.7%	12/31/2019	1.42	7,240	10,251	0.00%	26.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	1.9%
2021	2.1%
2020	1.8%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,538,455	$58,854,135	3,032,145
Receivables: investments sold	-
Payables: investments purchased	(133,263)
Net assets	$68,405,192

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,718,049	34,078,984	$1.78
Band 100	-	-	1.81
Band 75	507,384	274,905	1.85
Band 50	-	-	1.88
Band 25	-	-	1.91
Band 0	7,179,759	3,689,528	1.95
Total	$68,405,192	38,043,417

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,377,318
Mortality & expense charges			(634,166)
Net investment income (loss)			743,152

Gain (loss) on investments:
Net realized gain (loss)			208,642
Realized gain distributions			65,654
Net change in unrealized appreciation (depreciation)			9,298,949
Net gain (loss)			9,573,245

Increase (decrease) in net assets from operations			$10,316,397

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$743,152	$419,758
Net realized gain (loss)		208,642	286,433
Realized gain distributions		65,654	153,462
Net change in unrealized appreciation (depreciation)		9,298,949	(9,958,670)

Increase (decrease) in net assets from operations		10,316,397	(9,099,017)

Contract owner transactions:
Proceeds from units sold		19,799,798	15,135,086
Cost of units redeemed		(8,884,185)	(6,867,654)
Account charges		(104,347)	(74,596)
Increase (decrease)		10,811,266	8,192,836
Net increase (decrease)		21,127,663	(906,181)
Net assets, beginning		47,277,529	48,183,710
Net assets, ending		$68,405,192	$47,277,529

Units sold		12,340,059	9,869,319
Units redeemed		(5,655,517)	(4,546,709)
Net increase (decrease)		6,684,542	5,322,610
Units outstanding, beginning		31,358,875	26,036,265
Units outstanding, ending		38,043,417	31,358,875

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$87,309,944
Cost of units redeemed/account charges			(34,720,448)
Net investment income (loss)			2,482,983
Net realized gain (loss)			3,277,833
Realized gain distributions			370,560
Net change in unrealized appreciation (depreciation)			9,684,320
Net assets			$68,405,192
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	34,079	$60,718	1.25%	19.3%	12/31/2023	$1.81	0	$0	1.00%	19.6%	12/31/2023	$1.85	275	$507	0.75%	19.9%
12/31/2022	1.49	27,568	41,186	1.25%	-18.6%	12/31/2022	1.52	0	0	1.00%	-18.4%	12/31/2022	1.54	230	353	0.75%	-18.2%
12/31/2021	1.84	22,561	41,403	1.25%	15.9%	12/31/2021	1.86	0	0	1.00%	16.2%	12/31/2021	1.88	205	385	0.75%	16.5%
12/31/2020	1.58	19,323	30,587	1.25%	15.8%	12/31/2020	1.60	0	0	1.00%	16.1%	12/31/2020	1.62	218	352	0.75%	16.3%
12/31/2019	1.37	15,376	21,025	1.25%	24.8%	12/31/2019	1.38	0	0	1.00%	25.1%	12/31/2019	1.39	173	241	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	0	$0	0.50%	20.2%	12/31/2023	$1.91	0	$0	0.25%	20.5%	12/31/2023	$1.95	3,690	$7,180	0.00%	20.8%
12/31/2022	1.56	0	0	0.50%	-18.0%	12/31/2022	1.59	0	0	0.25%	-17.8%	12/31/2022	1.61	3,561	5,738	0.00%	-17.6%
12/31/2021	1.91	0	0	0.50%	16.8%	12/31/2021	1.93	0	0	0.25%	17.1%	12/31/2021	1.96	3,271	6,395	0.00%	17.4%
12/31/2020	1.63	0	0	0.50%	16.6%	12/31/2020	1.65	0	0	0.25%	16.9%	12/31/2020	1.67	3,088	5,143	0.00%	17.2%
12/31/2019	1.40	0	0	0.50%	25.7%	12/31/2019	1.41	0	0	0.25%	26.1%	12/31/2019	1.42	2,644	3,756	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	1.9%
2021	2.1%
2020	1.8%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$34,529,381	$30,674,221	1,982,112
Receivables: investments sold	117,947
Payables: investments purchased	-
Net assets	$34,647,328

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$31,201,091	17,397,430	$1.79
Band 100	-	-	1.83
Band 75	101,546	54,658	1.86
Band 50	-	-	1.89
Band 25	-	-	1.92
Band 0	3,344,691	1,707,497	1.96
Total	$34,647,328	19,159,585

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$690,239
Mortality & expense charges			(311,100)
Net investment income (loss)			379,139

Gain (loss) on investments:
Net realized gain (loss)			80,883
Realized gain distributions			30,815
Net change in unrealized appreciation (depreciation)			4,547,645
Net gain (loss)			4,659,343

Increase (decrease) in net assets from operations			$5,038,482

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$379,139	$201,337
Net realized gain (loss)		80,883	73,578
Realized gain distributions		30,815	59,063
Net change in unrealized appreciation (depreciation)		4,547,645	(4,089,490)

Increase (decrease) in net assets from operations		5,038,482	(3,755,512)

Contract owner transactions:
Proceeds from units sold		13,105,810	10,487,619
Cost of units redeemed		(5,187,571)	(4,011,386)
Account charges		(69,576)	(54,519)
Increase (decrease)		7,848,663	6,421,714
Net increase (decrease)		12,887,145	2,666,202
Net assets, beginning		21,760,183	19,093,981
Net assets, ending		$34,647,328	$21,760,183

Units sold		8,061,780	6,774,299
Units redeemed		(3,278,059)	(2,660,093)
Net increase (decrease)		4,783,721	4,114,206
Units outstanding, beginning		14,375,864	10,261,658
Units outstanding, ending		19,159,585	14,375,864

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$46,556,969
Cost of units redeemed/account charges			(17,967,396)
Net investment income (loss)			1,000,350
Net realized gain (loss)			1,083,478
Realized gain distributions			118,767
Net change in unrealized appreciation (depreciation)			3,855,160
Net assets			$34,647,328
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	17,397	$31,201	1.25%	19.4%	12/31/2023	$1.83	0	$0	1.00%	19.7%	12/31/2023	$1.86	55	$102	0.75%	20.0%
12/31/2022	1.50	12,920	19,404	1.25%	-18.6%	12/31/2022	1.52	0	0	1.00%	-18.4%	12/31/2022	1.55	43	66	0.75%	-18.2%
12/31/2021	1.85	8,925	16,468	1.25%	16.2%	12/31/2021	1.87	5	10	1.00%	16.5%	12/31/2021	1.89	36	68	0.75%	16.8%
12/31/2020	1.59	6,250	9,927	1.25%	15.9%	12/31/2020	1.60	0	0	1.00%	16.2%	12/31/2020	1.62	30	49	0.75%	16.5%
12/31/2019	1.37	3,958	5,423	1.25%	24.9%	12/31/2019	1.38	0	0	1.00%	25.3%	12/31/2019	1.39	20	28	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.89	0	$0	0.50%	20.3%	12/31/2023	$1.92	0	$0	0.25%	20.6%	12/31/2023	$1.96	1,707	$3,345	0.00%	20.9%
12/31/2022	1.57	0	0	0.50%	-18.0%	12/31/2022	1.60	0	0	0.25%	-17.8%	12/31/2022	1.62	1,413	2,290	0.00%	-17.6%
12/31/2021	1.92	0	0	0.50%	17.1%	12/31/2021	1.94	0	0	0.25%	17.3%	12/31/2021	1.97	1,296	2,548	0.00%	17.6%
12/31/2020	1.64	0	0	0.50%	16.8%	12/31/2020	1.65	0	0	0.25%	17.1%	12/31/2020	1.67	1,021	1,707	0.00%	17.4%
12/31/2019	1.40	0	0	0.50%	25.9%	12/31/2019	1.41	0	0	0.25%	26.2%	12/31/2019	1.42	795	1,131	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.4%
2022	2.0%
2021	2.3%
2020	2.0%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,942,517	$7,651,207	509,766
Receivables: investments sold	4,749
Payables: investments purchased	-
Net assets	$7,947,266

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,359,430	5,584,600	$1.32
Band 100	-	-	1.34
Band 75	23,233	17,019	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	564,603	392,262	1.44
Total	$7,947,266	5,993,881

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$201,588
Mortality & expense charges			(84,839)
Net investment income (loss)			116,749

Gain (loss) on investments:
Net realized gain (loss)			(18,695)
Realized gain distributions			2,728
Net change in unrealized appreciation (depreciation)			650,530
Net gain (loss)			634,563

Increase (decrease) in net assets from operations			$751,312

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$116,749	$93,444
Net realized gain (loss)		(18,695)	25
Realized gain distributions		2,728	53,937
Net change in unrealized appreciation (depreciation)		650,530	(1,157,372)

Increase (decrease) in net assets from operations		751,312	(1,009,966)

Contract owner transactions:
Proceeds from units sold		3,170,551	1,928,207
Cost of units redeemed		(2,453,208)	(1,491,853)
Account charges		(4,244)	(3,590)
Increase (decrease)		713,099	432,764
Net increase (decrease)		1,464,411	(577,202)
Net assets, beginning		6,482,855	7,060,057
Net assets, ending		$7,947,266	$6,482,855

Units sold		2,703,703	1,615,478
Units redeemed		(2,115,456)	(1,234,441)
Net increase (decrease)		588,247	381,037
Units outstanding, beginning		5,405,634	5,024,597
Units outstanding, ending		5,993,881	5,405,634

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$16,896,592
Cost of units redeemed/account charges			(10,489,452)
Net investment income (loss)			524,909
Net realized gain (loss)			475,469
Realized gain distributions			248,438
Net change in unrealized appreciation (depreciation)			291,310
Net assets			$7,947,266
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	5,585	$7,359	1.25%	10.5%	12/31/2023	$1.34	0	$0	1.00%	10.8%	12/31/2023	$1.37	17	$23	0.75%	11.1%
12/31/2022	1.19	4,999	5,961	1.25%	-14.5%	12/31/2022	1.21	0	0	1.00%	-14.3%	12/31/2022	1.23	23	29	0.75%	-14.1%
12/31/2021	1.40	4,467	6,233	1.25%	5.8%	12/31/2021	1.41	0	0	1.00%	6.1%	12/31/2021	1.43	29	41	0.75%	6.3%
12/31/2020	1.32	4,739	6,249	1.25%	10.7%	12/31/2020	1.33	0	0	1.00%	10.9%	12/31/2020	1.35	33	44	0.75%	11.2%
12/31/2019	1.19	4,707	5,610	1.25%	14.0%	12/31/2019	1.20	0	0	1.00%	14.2%	12/31/2019	1.21	38	46	0.75%	14.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	11.3%	12/31/2023	$1.41	0	$0	0.25%	11.6%	12/31/2023	$1.44	392	$565	0.00%	11.9%
12/31/2022	1.25	0	0	0.50%	-13.9%	12/31/2022	1.27	0	0	0.25%	-13.7%	12/31/2022	1.29	383	493	0.00%	-13.5%
12/31/2021	1.45	0	0	0.50%	6.6%	12/31/2021	1.47	0	0	0.25%	6.9%	12/31/2021	1.49	529	786	0.00%	7.1%
12/31/2020	1.36	0	0	0.50%	11.5%	12/31/2020	1.37	0	0	0.25%	11.8%	12/31/2020	1.39	738	1,024	0.00%	12.1%
12/31/2019	1.22	0	0	0.50%	14.8%	12/31/2019	1.23	0	0	0.25%	15.1%	12/31/2019	1.24	767	949	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	2.4%
2021	2.1%
2020	1.9%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Core Impact Bd Institutional Class - 06-GCW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$981,055	$1,029,390	110,923
Receivables: investments sold	18,367
Payables: investments purchased	-
Net assets	$999,422

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$999,422	1,012,143	$0.99
Band 100	-	-	1.00
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.05
Band 0	-	-	1.07
Total	$999,422	1,012,143

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$33,178
Mortality & expense charges			(10,731)
Net investment income (loss)			22,447

Gain (loss) on investments:
Net realized gain (loss)			(13,504)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			37,509
Net gain (loss)			24,005

Increase (decrease) in net assets from operations			$46,452

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22,447	$13,819
Net realized gain (loss)		(13,504)	(113,797)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		37,509	(85,556)

Increase (decrease) in net assets from operations		46,452	(185,534)

Contract owner transactions:
Proceeds from units sold		273,921	582,169
Cost of units redeemed		(123,912)	(608,566)
Account charges		(394)	(282)
Increase (decrease)		149,615	(26,679)
Net increase (decrease)		196,067	(212,213)
Net assets, beginning		803,355	1,015,568
Net assets, ending		$999,422	$803,355

Units sold		290,305	584,587
Units redeemed		(130,241)	(647,126)
Net increase (decrease)		160,064	(62,539)
Units outstanding, beginning		852,079	914,618
Units outstanding, ending		1,012,143	852,079

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,442,808
Cost of units redeemed/account charges			(1,370,985)
Net investment income (loss)			59,595
Net realized gain (loss)			(106,065)
Realized gain distributions			22,404
Net change in unrealized appreciation (depreciation)			(48,335)
Net assets			$999,422
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	1,012	$999	1.25%	4.7%	12/31/2023	$1.00	0	$0	1.00%	5.0%	12/31/2023	$1.02	0	$0	0.75%	5.3%
12/31/2022	0.94	852	803	1.25%	-15.1%	12/31/2022	0.96	0	0	1.00%	-14.9%	12/31/2022	0.97	0	0	0.75%	-14.7%
12/31/2021	1.11	915	1,016	1.25%	-2.3%	12/31/2021	1.12	0	0	1.00%	-2.0%	12/31/2021	1.14	0	0	0.75%	-1.8%
12/31/2020	1.14	691	785	1.25%	6.1%	12/31/2020	1.15	0	0	1.00%	6.4%	12/31/2020	1.16	0	0	0.75%	6.7%
12/31/2019	1.07	606	649	1.25%	7.6%	12/31/2019	1.08	0	0	1.00%	7.9%	12/31/2019	1.08	0	0	0.75%	8.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	5.5%	12/31/2023	$1.05	0	$0	0.25%	5.8%	12/31/2023	$1.07	0	$0	0.00%	6.0%
12/31/2022	0.98	0	0	0.50%	-14.5%	12/31/2022	1.00	0	0	0.25%	-14.2%	12/31/2022	1.01	0	0	0.00%	-14.0%
12/31/2021	1.15	0	0	0.50%	-1.5%	12/31/2021	1.16	0	0	0.25%	-1.3%	12/31/2021	1.17	0	0	0.00%	-1.0%
12/31/2020	1.17	0	0	0.50%	6.9%	12/31/2020	1.18	0	0	0.25%	7.2%	12/31/2020	1.19	0	0	0.00%	7.5%
12/31/2019	1.09	0	0	0.50%	8.4%	12/31/2019	1.10	0	0	0.25%	8.7%	12/31/2019	1.10	0	0	0.00%	9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	2.8%
2021	1.7%
2020	2.1%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,050,324	$5,625,433	233,965
Receivables: investments sold	-
Payables: investments purchased	(25,725)
Net assets	$6,024,599

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,024,599	3,104,948	$1.94
Band 100	-	-	1.97
Band 75	-	-	2.00
Band 50	-	-	2.04
Band 25	-	-	2.07
Band 0	-	-	2.11
Total	$6,024,599	3,104,948

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$89,833
Mortality & expense charges			(63,778)
Net investment income (loss)			26,055

Gain (loss) on investments:
Net realized gain (loss)			4,751
Realized gain distributions			229,918
Net change in unrealized appreciation (depreciation)			719,296
Net gain (loss)			953,965

Increase (decrease) in net assets from operations			$980,020

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,055	$11,060
Net realized gain (loss)		4,751	51,234
Realized gain distributions		229,918	141,334
Net change in unrealized appreciation (depreciation)		719,296	(1,199,709)

Increase (decrease) in net assets from operations		980,020	(996,081)

Contract owner transactions:
Proceeds from units sold		1,144,917	1,476,030
Cost of units redeemed		(373,440)	(1,148,416)
Account charges		(8,806)	(5,693)
Increase (decrease)		762,671	321,921
Net increase (decrease)		1,742,691	(674,160)
Net assets, beginning		4,281,908	4,956,068
Net assets, ending		$6,024,599	$4,281,908

Units sold		655,045	843,269
Units redeemed		(219,832)	(683,107)
Net increase (decrease)		435,213	160,162
Units outstanding, beginning		2,669,735	2,509,573
Units outstanding, ending		3,104,948	2,669,735

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,989,853
Cost of units redeemed/account charges			(10,100,896)
Net investment income (loss)			83,326
Net realized gain (loss)			528,297
Realized gain distributions			1,099,128
Net change in unrealized appreciation (depreciation)			424,891
Net assets			$6,024,599
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.94	3,105	$6,025	1.25%	21.0%	12/31/2023	$1.97	0	$0	1.00%	21.3%	12/31/2023	$2.00	0	$0	0.75%	21.6%
12/31/2022	1.60	2,670	4,282	1.25%	-18.8%	12/31/2022	1.63	0	0	1.00%	-18.6%	12/31/2022	1.65	0	0	0.75%	-18.4%
12/31/2021	1.97	2,510	4,956	1.25%	24.9%	12/31/2021	2.00	0	0	1.00%	25.2%	12/31/2021	2.02	0	0	0.75%	25.5%
12/31/2020	1.58	2,454	3,880	1.25%	18.8%	12/31/2020	1.60	0	0	1.00%	19.1%	12/31/2020	1.61	0	0	0.75%	19.4%
12/31/2019	1.33	3,785	5,036	1.25%	29.9%	12/31/2019	1.34	0	0	1.00%	30.2%	12/31/2019	1.35	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.04	0	$0	0.50%	21.9%	12/31/2023	$2.07	0	$0	0.25%	22.2%	12/31/2023	$2.11	0	$0	0.00%	22.5%
12/31/2022	1.67	0	0	0.50%	-18.2%	12/31/2022	1.69	0	0	0.25%	-18.0%	12/31/2022	1.72	0	0	0.00%	-17.8%
12/31/2021	2.04	0	0	0.50%	25.8%	12/31/2021	2.07	0	0	0.25%	26.1%	12/31/2021	2.09	0	0	0.00%	26.5%
12/31/2020	1.62	0	0	0.50%	19.7%	12/31/2020	1.64	0	0	0.25%	20.0%	12/31/2020	1.65	0	0	0.00%	20.3%
12/31/2019	1.36	0	0	0.50%	30.8%	12/31/2019	1.36	0	0	0.25%	31.2%	12/31/2019	1.37	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.5%
2021	1.4%
2020	1.1%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$404,734	$350,699	31,237
Receivables: investments sold	-
Payables: investments purchased	(1,463)
Net assets	$403,271

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$403,271	300,322	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.46
Total	$403,271	300,322

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$12,513
Mortality & expense charges			(4,445)
Net investment income (loss)			8,068

Gain (loss) on investments:
Net realized gain (loss)			1,502
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			49,081
Net gain (loss)			50,583

Increase (decrease) in net assets from operations			$58,651

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,068	$4,773
Net realized gain (loss)		1,502	50
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		49,081	(16,578)

Increase (decrease) in net assets from operations		58,651	(11,755)

Contract owner transactions:
Proceeds from units sold		46,400	165,128
Cost of units redeemed		(24,364)	(7,754)
Account charges		(14)	(10)
Increase (decrease)		22,022	157,364
Net increase (decrease)		80,673	145,609
Net assets, beginning		322,598	176,989
Net assets, ending		$403,271	$322,598

Units sold		37,740	159,586
Units redeemed		(20,365)	(7,293)
Net increase (decrease)		17,375	152,293
Units outstanding, beginning		282,947	130,654
Units outstanding, ending		300,322	282,947

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$657,226
Cost of units redeemed/account charges			(331,601)
Net investment income (loss)			17,130
Net realized gain (loss)			5,195
Realized gain distributions			1,286
Net change in unrealized appreciation (depreciation)			54,035
Net assets			$403,271
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	300	$403	1.25%	17.8%	12/31/2023	$1.36	0	$0	1.00%	18.1%	12/31/2023	$1.39	0	$0	0.75%	18.4%
12/31/2022	1.14	283	323	1.25%	-15.8%	12/31/2022	1.16	0	0	1.00%	-15.6%	12/31/2022	1.17	0	0	0.75%	-15.4%
12/31/2021	1.35	131	177	1.25%	10.5%	12/31/2021	1.37	0	0	1.00%	10.8%	12/31/2021	1.39	0	0	0.75%	11.1%
12/31/2020	1.23	131	160	1.25%	8.5%	12/31/2020	1.24	0	0	1.00%	8.8%	12/31/2020	1.25	0	0	0.75%	9.1%
12/31/2019	1.13	146	165	1.25%	21.8%	12/31/2019	1.14	0	0	1.00%	22.1%	12/31/2019	1.14	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	18.7%	12/31/2023	$1.43	0	$0	0.25%	19.0%	12/31/2023	$1.46	0	$0	0.00%	19.3%
12/31/2022	1.19	0	0	0.50%	-15.2%	12/31/2022	1.20	0	0	0.25%	-15.0%	12/31/2022	1.22	0	0	0.00%	-14.8%
12/31/2021	1.40	0	0	0.50%	11.4%	12/31/2021	1.42	0	0	0.25%	11.7%	12/31/2021	1.43	0	0	0.00%	11.9%
12/31/2020	1.26	0	0	0.50%	9.3%	12/31/2020	1.27	0	0	0.25%	9.6%	12/31/2020	1.28	0	0	0.00%	9.9%
12/31/2019	1.15	0	0	0.50%	22.7%	12/31/2019	1.16	0	0	0.25%	23.0%	12/31/2019	1.17	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.4%
2022	2.9%
2021	2.4%
2020	1.4%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$589,422	$624,177	64,192
Receivables: investments sold	1,789
Payables: investments purchased	-
Net assets	$591,211

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$591,211	571,423	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.06
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$591,211	571,423

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$24,081
Mortality & expense charges			(7,004)
Net investment income (loss)			17,077

Gain (loss) on investments:
Net realized gain (loss)			(29,222)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			37,160
Net gain (loss)			7,938

Increase (decrease) in net assets from operations			$25,015

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$17,077	$9,216
Net realized gain (loss)		(29,222)	(16,448)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		37,160	(64,997)

Increase (decrease) in net assets from operations		25,015	(72,229)

Contract owner transactions:
Proceeds from units sold		305,002	85,190
Cost of units redeemed		(141,564)	(92,218)
Account charges		(292)	(8)
Increase (decrease)		163,146	(7,036)
Net increase (decrease)		188,161	(79,265)
Net assets, beginning		403,050	482,315
Net assets, ending		$591,211	$403,050

Units sold		313,393	82,598
Units redeemed		(153,818)	(92,600)
Net increase (decrease)		159,575	(10,002)
Units outstanding, beginning		411,848	421,850
Units outstanding, ending		571,423	411,848

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,373,061
Cost of units redeemed/account charges			(755,967)
Net investment income (loss)			38,798
Net realized gain (loss)			(40,450)
Realized gain distributions			10,524
Net change in unrealized appreciation (depreciation)			(34,755)
Net assets			$591,211
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	571	$591	1.25%	5.7%	12/31/2023	$1.05	0	$0	1.00%	6.0%	12/31/2023	$1.06	0	$0	0.75%	6.2%
12/31/2022	0.98	412	403	1.25%	-14.4%	12/31/2022	0.99	0	0	1.00%	-14.2%	12/31/2022	1.00	0	0	0.75%	-14.0%
12/31/2021	1.14	422	482	1.25%	-1.6%	12/31/2021	1.15	0	0	1.00%	-1.3%	12/31/2021	1.16	0	0	0.75%	-1.1%
12/31/2020	1.16	525	609	1.25%	6.6%	12/31/2020	1.17	0	0	1.00%	6.9%	12/31/2020	1.18	0	0	0.75%	7.2%
12/31/2019	1.09	60	66	1.25%	8.1%	12/31/2019	1.09	0	0	1.00%	8.4%	12/31/2019	1.10	0	0	0.75%	8.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	6.5%	12/31/2023	$1.09	0	$0	0.25%	6.8%	12/31/2023	$1.11	0	$0	0.00%	7.0%
12/31/2022	1.01	0	0	0.50%	-13.8%	12/31/2022	1.02	0	0	0.25%	-13.5%	12/31/2022	1.04	0	0	0.00%	-13.3%
12/31/2021	1.17	0	0	0.50%	-0.8%	12/31/2021	1.18	0	0	0.25%	-0.6%	12/31/2021	1.19	0	0	0.00%	-0.3%
12/31/2020	1.18	0	0	0.50%	7.5%	12/31/2020	1.19	0	0	0.25%	7.7%	12/31/2020	1.20	0	0	0.00%	8.0%
12/31/2019	1.10	0	0	0.50%	8.9%	12/31/2019	1.11	0	0	0.25%	9.2%	12/31/2019	1.11	0	0	0.00%	9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.8%
2022	3.4%
2021	2.2%
2020	3.4%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$535,389	$547,319	30,393
Receivables: investments sold	2,272
Payables: investments purchased	-
Net assets	$537,661

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$537,661	378,124	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$537,661	378,124

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,488
Mortality & expense charges			(5,814)
Net investment income (loss)			3,674

Gain (loss) on investments:
Net realized gain (loss)			(6,035)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			92,290
Net gain (loss)			86,255

Increase (decrease) in net assets from operations			$89,929

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,674	$646
Net realized gain (loss)		(6,035)	(53,233)
Realized gain distributions		-	26,887
Net change in unrealized appreciation (depreciation)		92,290	(126,233)

Increase (decrease) in net assets from operations		89,929	(151,933)

Contract owner transactions:
Proceeds from units sold		75,085	94,301
Cost of units redeemed		(33,429)	(180,130)
Account charges		(13)	(21)
Increase (decrease)		41,643	(85,850)
Net increase (decrease)		131,572	(237,783)
Net assets, beginning		406,089	643,872
Net assets, ending		$537,661	$406,089

Units sold		58,182	77,226
Units redeemed		(26,215)	(167,428)
Net increase (decrease)		31,967	(90,202)
Units outstanding, beginning		346,157	436,359
Units outstanding, ending		378,124	346,157

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,568,043
Cost of units redeemed/account charges			(1,098,131)
Net investment income (loss)			27,624
Net realized gain (loss)			(35,682)
Realized gain distributions			87,737
Net change in unrealized appreciation (depreciation)			(11,930)
Net assets			$537,661
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	378	$538	1.25%	21.2%	12/31/2023	$1.44	0	$0	1.00%	21.5%	12/31/2023	$1.46	0	$0	0.75%	21.8%
12/31/2022	1.17	346	406	1.25%	-20.5%	12/31/2022	1.19	0	0	1.00%	-20.3%	12/31/2022	1.20	0	0	0.75%	-20.1%
12/31/2021	1.48	436	644	1.25%	15.8%	12/31/2021	1.49	0	0	1.00%	16.1%	12/31/2021	1.50	0	0	0.75%	16.3%
12/31/2020	1.27	399	509	1.25%	18.2%	12/31/2020	1.28	0	0	1.00%	18.5%	12/31/2020	1.29	0	0	0.75%	18.8%
12/31/2019	1.08	244	263	1.25%	26.3%	12/31/2019	1.08	0	0	1.00%	26.6%	12/31/2019	1.09	0	0	0.75%	26.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	22.1%	12/31/2023	$1.50	0	$0	0.25%	22.4%	12/31/2023	$1.53	0	$0	0.00%	22.7%
12/31/2022	1.21	0	0	0.50%	-19.9%	12/31/2022	1.23	0	0	0.25%	-19.7%	12/31/2022	1.24	0	0	0.00%	-19.5%
12/31/2021	1.52	0	0	0.50%	16.6%	12/31/2021	1.53	0	0	0.25%	16.9%	12/31/2021	1.54	0	0	0.00%	17.2%
12/31/2020	1.30	0	0	0.50%	19.1%	12/31/2020	1.31	0	0	0.25%	19.4%	12/31/2020	1.32	0	0	0.00%	19.7%
12/31/2019	1.09	0	0	0.50%	27.3%	12/31/2019	1.10	0	0	0.25%	27.6%	12/31/2019	1.10	0	0	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.4%
2021	3.6%
2020	3.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$305,362	$330,298	25,294
Receivables: investments sold	443
Payables: investments purchased	-
Net assets	$305,805

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$305,805	256,201	$1.19
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.24
Band 25	-	-	1.26
Band 0	-	-	1.28
Total	$305,805	256,201

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,600
Mortality & expense charges			(3,424)
Net investment income (loss)			5,176

Gain (loss) on investments:
Net realized gain (loss)			(15,937)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			42,832
Net gain (loss)			26,895

Increase (decrease) in net assets from operations			$32,071

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,176	$4,160
Net realized gain (loss)		(15,937)	(45,296)
Realized gain distributions		-	9,474
Net change in unrealized appreciation (depreciation)		42,832	(54,848)

Increase (decrease) in net assets from operations		32,071	(86,510)

Contract owner transactions:
Proceeds from units sold		65,904	12,097
Cost of units redeemed		(81,770)	(277,471)
Account charges		(337)	(94)
Increase (decrease)		(16,203)	(265,468)
Net increase (decrease)		15,868	(351,978)
Net assets, beginning		289,937	641,915
Net assets, ending		$305,805	$289,937

Units sold		58,693	10,766
Units redeemed		(72,871)	(250,822)
Net increase (decrease)		(14,178)	(240,056)
Units outstanding, beginning		270,379	510,435
Units outstanding, ending		256,201	270,379

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$941,665
Cost of units redeemed/account charges			(614,906)
Net investment income (loss)			21,217
Net realized gain (loss)			(59,271)
Realized gain distributions			42,036
Net change in unrealized appreciation (depreciation)			(24,936)
Net assets			$305,805
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.19	256	$306	1.25%	11.3%	12/31/2023	$1.21	0	$0	1.00%	11.6%	12/31/2023	$1.23	0	$0	0.75%	11.9%
12/31/2022	1.07	270	290	1.25%	-14.7%	12/31/2022	1.08	0	0	1.00%	-14.5%	12/31/2022	1.10	0	0	0.75%	-14.3%
12/31/2021	1.26	510	642	1.25%	5.2%	12/31/2021	1.27	0	0	1.00%	5.4%	12/31/2021	1.28	0	0	0.75%	5.7%
12/31/2020	1.20	183	219	1.25%	10.8%	12/31/2020	1.20	0	0	1.00%	11.0%	12/31/2020	1.21	0	0	0.75%	11.3%
12/31/2019	1.08	164	177	1.25%	14.1%	12/31/2019	1.08	0	0	1.00%	14.4%	12/31/2019	1.09	0	0	0.75%	14.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	0.50%	12.1%	12/31/2023	$1.26	0	$0	0.25%	12.4%	12/31/2023	$1.28	0	$0	0.00%	12.7%
12/31/2022	1.11	0	0	0.50%	-14.1%	12/31/2022	1.12	0	0	0.25%	-13.9%	12/31/2022	1.14	0	0	0.00%	-13.7%
12/31/2021	1.29	0	0	0.50%	6.0%	12/31/2021	1.30	0	0	0.25%	6.2%	12/31/2021	1.32	0	0	0.00%	6.5%
12/31/2020	1.22	0	0	0.50%	11.6%	12/31/2020	1.23	0	0	0.25%	11.9%	12/31/2020	1.24	0	0	0.00%	12.2%
12/31/2019	1.09	0	0	0.50%	15.0%	12/31/2019	1.10	0	0	0.25%	15.3%	12/31/2019	1.10	0	0	0.00%	15.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.0%
2021	3.2%
2020	2.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$190,004	$205,955	12,019
Receivables: investments sold	-
Payables: investments purchased	(1,652)
Net assets	$188,352

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$188,352	140,224	$1.34
Band 100	-	-	1.36
Band 75	-	-	1.38
Band 50	-	-	1.40
Band 25	-	-	1.42
Band 0	-	-	1.44
Total	$188,352	140,224

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,337
Mortality & expense charges			(2,654)
Net investment income (loss)			1,683

Gain (loss) on investments:
Net realized gain (loss)			(35,881)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			71,084
Net gain (loss)			35,203

Increase (decrease) in net assets from operations			$36,886

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,683	$1,405
Net realized gain (loss)		(35,881)	(11,328)
Realized gain distributions		-	15,263
Net change in unrealized appreciation (depreciation)		71,084	(71,588)

Increase (decrease) in net assets from operations		36,886	(66,248)

Contract owner transactions:
Proceeds from units sold		25,606	40,347
Cost of units redeemed		(142,605)	(55,440)
Account charges		(256)	(239)
Increase (decrease)		(117,255)	(15,332)
Net increase (decrease)		(80,369)	(81,580)
Net assets, beginning		268,721	350,301
Net assets, ending		$188,352	$268,721

Units sold		20,836	33,429
Units redeemed		(116,624)	(46,144)
Net increase (decrease)		(95,788)	(12,715)
Units outstanding, beginning		236,012	248,727
Units outstanding, ending		140,224	236,012

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$707,287
Cost of units redeemed/account charges			(528,774)
Net investment income (loss)			16,331
Net realized gain (loss)			(37,603)
Realized gain distributions			47,062
Net change in unrealized appreciation (depreciation)			(15,951)
Net assets			$188,352
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	140	$188	1.25%	18.0%	12/31/2023	$1.36	0	$0	1.00%	18.3%	12/31/2023	$1.38	0	$0	0.75%	18.6%
12/31/2022	1.14	236	269	1.25%	-19.2%	12/31/2022	1.15	0	0	1.00%	-19.0%	12/31/2022	1.17	0	0	0.75%	-18.8%
12/31/2021	1.41	249	350	1.25%	12.2%	12/31/2021	1.42	0	0	1.00%	12.4%	12/31/2021	1.43	0	0	0.75%	12.7%
12/31/2020	1.26	153	192	1.25%	16.0%	12/31/2020	1.26	0	0	1.00%	16.3%	12/31/2020	1.27	0	0	0.75%	16.6%
12/31/2019	1.08	0	0	1.25%	22.7%	12/31/2019	1.09	0	0	1.00%	23.0%	12/31/2019	1.09	0	0	0.75%	23.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	0.50%	18.9%	12/31/2023	$1.42	0	$0	0.25%	19.2%	12/31/2023	$1.44	0	$0	0.00%	19.5%
12/31/2022	1.18	0	0	0.50%	-18.5%	12/31/2022	1.19	0	0	0.25%	-18.3%	12/31/2022	1.21	0	0	0.00%	-18.1%
12/31/2021	1.45	0	0	0.50%	13.0%	12/31/2021	1.46	0	0	0.25%	13.3%	12/31/2021	1.47	0	0	0.00%	13.6%
12/31/2020	1.28	0	0	0.50%	16.9%	12/31/2020	1.29	0	0	0.25%	17.2%	12/31/2020	1.30	0	0	0.00%	17.5%
12/31/2019	1.10	0	0	0.50%	23.6%	12/31/2019	1.10	0	0	0.25%	24.0%	12/31/2019	1.10	0	0	0.00%	24.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.6%
2021	4.1%
2020	5.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Income Fund Institutional Class - 06-3CF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.17
Band 25	-	-	1.18
Band 0	-	-	1.20
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	1.25%	7.9%	12/31/2023	$1.13	0	$0	1.00%	8.2%	12/31/2023	$1.15	0	$0	0.75%	8.4%
12/31/2022	1.04	0	0	1.25%	-11.5%	12/31/2022	1.05	0	0	1.00%	-11.3%	12/31/2022	1.06	0	0	0.75%	-11.1%
12/31/2021	1.17	0	0	1.25%	1.8%	12/31/2021	1.18	0	0	1.00%	2.0%	12/31/2021	1.19	0	0	0.75%	2.3%
12/31/2020	1.15	0	0	1.25%	7.4%	12/31/2020	1.16	0	0	1.00%	7.7%	12/31/2020	1.16	0	0	0.75%	8.0%
12/31/2019	1.07	0	0	1.25%	9.5%	12/31/2019	1.07	0	0	1.00%	9.8%	12/31/2019	1.08	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	0	$0	0.50%	8.7%	12/31/2023	$1.18	0	$0	0.25%	9.0%	12/31/2023	$1.20	0	$0	0.00%	9.2%
12/31/2022	1.07	0	0	0.50%	-10.8%	12/31/2022	1.08	0	0	0.25%	-10.6%	12/31/2022	1.10	0	0	0.00%	-10.4%
12/31/2021	1.20	0	0	0.50%	2.5%	12/31/2021	1.21	0	0	0.25%	2.8%	12/31/2021	1.22	0	0	0.00%	3.0%
12/31/2020	1.17	0	0	0.50%	8.3%	12/31/2020	1.18	0	0	0.25%	8.5%	12/31/2020	1.19	0	0	0.00%	8.8%
12/31/2019	1.08	0	0	0.50%	10.4%	12/31/2019	1.09	0	0	0.25%	10.7%	12/31/2019	1.09	0	0	0.00%	10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2010 Fund Institutional Class - 06-36J (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.22
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.29
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	1.25%	9.6%	12/31/2023	$1.22	0	$0	1.00%	9.9%	12/31/2023	$1.23	0	$0	0.75%	10.2%
12/31/2022	1.09	0	0	1.25%	-13.5%	12/31/2022	1.11	0	0	1.00%	-13.3%	12/31/2022	1.12	0	0	0.75%	-13.1%
12/31/2021	1.26	0	0	1.25%	5.6%	12/31/2021	1.28	0	0	1.00%	5.8%	12/31/2021	1.29	0	0	0.75%	6.1%
12/31/2020	1.20	0	0	1.25%	9.9%	12/31/2020	1.21	0	0	1.00%	10.1%	12/31/2020	1.21	0	0	0.75%	10.4%
12/31/2019	1.09	0	0	1.25%	14.0%	12/31/2019	1.09	0	0	1.00%	14.3%	12/31/2019	1.10	0	0	0.75%	14.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	10.5%	12/31/2023	$1.27	0	$0	0.25%	10.7%	12/31/2023	$1.29	0	$0	0.00%	11.0%
12/31/2022	1.13	0	0	0.50%	-12.8%	12/31/2022	1.15	0	0	0.25%	-12.6%	12/31/2022	1.16	0	0	0.00%	-12.4%
12/31/2021	1.30	0	0	0.50%	6.3%	12/31/2021	1.31	0	0	0.25%	6.6%	12/31/2021	1.32	0	0	0.00%	6.9%
12/31/2020	1.22	0	0	0.50%	10.7%	12/31/2020	1.23	0	0	0.25%	11.0%	12/31/2020	1.24	0	0	0.00%	11.2%
12/31/2019	1.10	0	0	0.50%	14.9%	12/31/2019	1.11	0	0	0.25%	15.1%	12/31/2019	1.11	0	0	0.00%	15.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2015 Fund Institutional Class - 06-36K (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.23
Band 75	-	-	1.25
Band 50	-	-	1.26
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	1.25%	9.7%	12/31/2023	$1.23	0	$0	1.00%	10.0%	12/31/2023	$1.25	0	$0	0.75%	10.3%
12/31/2022	1.10	0	0	1.25%	-13.9%	12/31/2022	1.12	0	0	1.00%	-13.7%	12/31/2022	1.13	0	0	0.75%	-13.5%
12/31/2021	1.28	0	0	1.25%	6.4%	12/31/2021	1.30	0	0	1.00%	6.7%	12/31/2021	1.31	0	0	0.75%	6.9%
12/31/2020	1.21	0	0	1.25%	10.4%	12/31/2020	1.21	0	0	1.00%	10.7%	12/31/2020	1.22	0	0	0.75%	11.0%
12/31/2019	1.09	0	0	1.25%	15.1%	12/31/2019	1.10	0	0	1.00%	15.4%	12/31/2019	1.10	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	0	$0	0.50%	10.5%	12/31/2023	$1.28	0	$0	0.25%	10.8%	12/31/2023	$1.30	0	$0	0.00%	11.1%
12/31/2022	1.14	0	0	0.50%	-13.3%	12/31/2022	1.16	0	0	0.25%	-13.1%	12/31/2022	1.17	0	0	0.00%	-12.9%
12/31/2021	1.32	0	0	0.50%	7.2%	12/31/2021	1.33	0	0	0.25%	7.5%	12/31/2021	1.34	0	0	0.00%	7.7%
12/31/2020	1.23	0	0	0.50%	11.2%	12/31/2020	1.24	0	0	0.25%	11.5%	12/31/2020	1.25	0	0	0.00%	11.8%
12/31/2019	1.11	0	0	0.50%	15.9%	12/31/2019	1.11	0	0	0.25%	16.2%	12/31/2019	1.12	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2020 Fund Institutional Class - 06-36M (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.27
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	1.25%	10.7%	12/31/2023	$1.25	0	$0	1.00%	10.9%	12/31/2023	$1.27	0	$0	0.75%	11.2%
12/31/2022	1.11	0	0	1.25%	-14.6%	12/31/2022	1.12	0	0	1.00%	-14.4%	12/31/2022	1.14	0	0	0.75%	-14.2%
12/31/2021	1.30	0	0	1.25%	7.1%	12/31/2021	1.31	0	0	1.00%	7.4%	12/31/2021	1.33	0	0	0.75%	7.7%
12/31/2020	1.21	0	0	1.25%	11.0%	12/31/2020	1.22	0	0	1.00%	11.3%	12/31/2020	1.23	0	0	0.75%	11.5%
12/31/2019	1.09	0	0	1.25%	16.3%	12/31/2019	1.10	0	0	1.00%	16.6%	12/31/2019	1.10	0	0	0.75%	16.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	11.5%	12/31/2023	$1.30	0	$0	0.25%	11.8%	12/31/2023	$1.32	0	$0	0.00%	12.1%
12/31/2022	1.15	0	0	0.50%	-14.0%	12/31/2022	1.16	0	0	0.25%	-13.7%	12/31/2022	1.18	0	0	0.00%	-13.5%
12/31/2021	1.34	0	0	0.50%	7.9%	12/31/2021	1.35	0	0	0.25%	8.2%	12/31/2021	1.36	0	0	0.00%	8.5%
12/31/2020	1.24	0	0	0.50%	11.8%	12/31/2020	1.25	0	0	0.25%	12.1%	12/31/2020	1.26	0	0	0.00%	12.4%
12/31/2019	1.11	0	0	0.50%	17.2%	12/31/2019	1.11	0	0	0.25%	17.5%	12/31/2019	1.12	0	0	0.00%	17.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$118,922	$124,522	12,485
Receivables: investments sold	60
Payables: investments purchased	-
Net assets	$118,982

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$118,982	94,308	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.35
Total	$118,982	94,308

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,886
Mortality & expense charges			(1,274)
Net investment income (loss)			2,612

Gain (loss) on investments:
Net realized gain (loss)			(132)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,138
Net gain (loss)			9,006

Increase (decrease) in net assets from operations			$11,618

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,612	$1,428
Net realized gain (loss)		(132)	(55)
Realized gain distributions		-	4,286
Net change in unrealized appreciation (depreciation)		9,138	(19,701)

Increase (decrease) in net assets from operations		11,618	(14,042)

Contract owner transactions:
Proceeds from units sold		18,788	15,001
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		18,788	15,001
Net increase (decrease)		30,406	959
Net assets, beginning		88,576	87,617
Net assets, ending		$118,982	$88,576

Units sold		15,852	12,785
Units redeemed		-	-
Net increase (decrease)		15,852	12,785
Units outstanding, beginning		78,456	65,671
Units outstanding, ending		94,308	78,456

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$110,869
Cost of units redeemed/account charges			(5,690)
Net investment income (loss)			7,168
Net realized gain (loss)			278
Realized gain distributions			11,957
Net change in unrealized appreciation (depreciation)			(5,600)
Net assets			$118,982
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	94	$119	1.25%	11.7%	12/31/2023	$1.28	0	$0	1.00%	12.0%	12/31/2023	$1.30	0	$0	0.75%	12.3%
12/31/2022	1.13	78	89	1.25%	-15.4%	12/31/2022	1.14	0	0	1.00%	-15.2%	12/31/2022	1.16	0	0	0.75%	-15.0%
12/31/2021	1.33	66	88	1.25%	8.5%	12/31/2021	1.35	0	0	1.00%	8.8%	12/31/2021	1.36	0	0	0.75%	9.0%
12/31/2020	1.23	52	64	1.25%	12.0%	12/31/2020	1.24	0	0	1.00%	12.3%	12/31/2020	1.25	0	0	0.75%	12.6%
12/31/2019	1.10	0	0	1.25%	18.0%	12/31/2019	1.10	0	0	1.00%	18.3%	12/31/2019	1.11	0	0	0.75%	18.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	12.6%	12/31/2023	$1.34	0	$0	0.25%	12.9%	12/31/2023	$1.35	0	$0	0.00%	13.1%
12/31/2022	1.17	0	0	0.50%	-14.7%	12/31/2022	1.18	0	0	0.25%	-14.5%	12/31/2022	1.20	0	0	0.00%	-14.3%
12/31/2021	1.37	0	0	0.50%	9.3%	12/31/2021	1.38	0	0	0.25%	9.6%	12/31/2021	1.40	0	0	0.00%	9.8%
12/31/2020	1.25	0	0	0.50%	12.9%	12/31/2020	1.26	0	0	0.25%	13.2%	12/31/2020	1.27	0	0	0.00%	13.4%
12/31/2019	1.11	0	0	0.50%	18.8%	12/31/2019	1.12	0	0	0.25%	19.1%	12/31/2019	1.12	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.7%
2022	2.8%
2021	3.7%
2020	5.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,297,113	$1,303,587	133,135
Receivables: investments sold	960
Payables: investments purchased	-
Net assets	$1,298,073

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,298,073	1,001,311	$1.30
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$1,298,073	1,001,311

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$38,263
Mortality & expense charges			(9,419)
Net investment income (loss)			28,844

Gain (loss) on investments:
Net realized gain (loss)			(2,972)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			65,014
Net gain (loss)			62,042

Increase (decrease) in net assets from operations			$90,886

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$28,844	$4,785
Net realized gain (loss)		(2,972)	3,311
Realized gain distributions		-	21,407
Net change in unrealized appreciation (depreciation)		65,014	(113,734)

Increase (decrease) in net assets from operations		90,886	(84,231)

Contract owner transactions:
Proceeds from units sold		828,160	21,474
Cost of units redeemed		(20,098)	(181,094)
Account charges		-	-
Increase (decrease)		808,062	(159,620)
Net increase (decrease)		898,948	(243,851)
Net assets, beginning		399,125	642,976
Net assets, ending		$1,298,073	$399,125

Units sold		669,286	18,088
Units redeemed		(16,413)	(139,945)
Net increase (decrease)		652,873	(121,857)
Units outstanding, beginning		348,438	470,295
Units outstanding, ending		1,001,311	348,438

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,965,820
Cost of units redeemed/account charges			(949,396)
Net investment income (loss)			69,699
Net realized gain (loss)			97,193
Realized gain distributions			121,231
Net change in unrealized appreciation (depreciation)			(6,474)
Net assets			$1,298,073
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	1,001	$1,298	1.25%	13.2%	12/31/2023	$1.31	0	$0	1.00%	13.5%	12/31/2023	$1.33	0	$0	0.75%	13.7%
12/31/2022	1.15	348	399	1.25%	-16.2%	12/31/2022	1.16	0	0	1.00%	-16.0%	12/31/2022	1.17	0	0	0.75%	-15.8%
12/31/2021	1.37	470	643	1.25%	9.9%	12/31/2021	1.38	0	0	1.00%	10.1%	12/31/2021	1.39	0	0	0.75%	10.4%
12/31/2020	1.24	545	678	1.25%	13.1%	12/31/2020	1.25	0	0	1.00%	13.4%	12/31/2020	1.26	0	0	0.75%	13.7%
12/31/2019	1.10	396	436	1.25%	19.8%	12/31/2019	1.10	0	0	1.00%	20.1%	12/31/2019	1.11	0	0	0.75%	20.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	14.0%	12/31/2023	$1.37	0	$0	0.25%	14.3%	12/31/2023	$1.39	0	$0	0.00%	14.6%
12/31/2022	1.19	0	0	0.50%	-15.6%	12/31/2022	1.20	0	0	0.25%	-15.4%	12/31/2022	1.21	0	0	0.00%	-15.2%
12/31/2021	1.41	0	0	0.50%	10.7%	12/31/2021	1.42	0	0	0.25%	11.0%	12/31/2021	1.43	0	0	0.00%	11.2%
12/31/2020	1.27	0	0	0.50%	14.0%	12/31/2020	1.28	0	0	0.25%	14.3%	12/31/2020	1.29	0	0	0.00%	14.5%
12/31/2019	1.11	0	0	0.50%	20.7%	12/31/2019	1.12	0	0	0.25%	21.0%	12/31/2019	1.12	0	0	0.00%	21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.5%
2022	1.9%
2021	3.2%
2020	3.3%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$98,737	$93,872	9,850
Receivables: investments sold	63
Payables: investments purchased	-
Net assets	$98,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$98,800	73,994	$1.34
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$98,800	73,994

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,657
Mortality & expense charges			(4,361)
Net investment income (loss)			(1,704)

Gain (loss) on investments:
Net realized gain (loss)			(49,916)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			96,588
Net gain (loss)			46,672

Increase (decrease) in net assets from operations			$44,968

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,704)	$359
Net realized gain (loss)		(49,916)	(72,809)
Realized gain distributions		-	26,353
Net change in unrealized appreciation (depreciation)		96,588	(133,191)

Increase (decrease) in net assets from operations		44,968	(179,288)

Contract owner transactions:
Proceeds from units sold		32,303	51,673
Cost of units redeemed		(410,866)	(359,606)
Account charges		-	-
Increase (decrease)		(378,563)	(307,933)
Net increase (decrease)		(333,595)	(487,221)
Net assets, beginning		432,395	919,616
Net assets, ending		$98,800	$432,395

Units sold		26,197	42,602
Units redeemed		(324,428)	(327,259)
Net increase (decrease)		(298,231)	(284,657)
Units outstanding, beginning		372,225	656,882
Units outstanding, ending		73,994	372,225

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$778,640
Cost of units redeemed/account charges			(776,934)
Net investment income (loss)			46,552
Net realized gain (loss)			(121,534)
Realized gain distributions			167,211
Net change in unrealized appreciation (depreciation)			4,865
Net assets			$98,800
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.34	74	$99	1.25%	14.9%	12/31/2023	$1.35	0	$0	1.00%	15.2%	12/31/2023	$1.37	0	$0	0.75%	15.5%
12/31/2022	1.16	372	432	1.25%	-17.0%	12/31/2022	1.18	0	0	1.00%	-16.8%	12/31/2022	1.19	0	0	0.75%	-16.6%
12/31/2021	1.40	657	920	1.25%	11.3%	12/31/2021	1.41	0	0	1.00%	11.6%	12/31/2021	1.43	0	0	0.75%	11.9%
12/31/2020	1.26	616	775	1.25%	14.0%	12/31/2020	1.27	0	0	1.00%	14.3%	12/31/2020	1.27	0	0	0.75%	14.6%
12/31/2019	1.10	504	556	1.25%	21.5%	12/31/2019	1.11	0	0	1.00%	21.8%	12/31/2019	1.11	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	15.8%	12/31/2023	$1.41	0	$0	0.25%	16.1%	12/31/2023	$1.43	0	$0	0.00%	16.4%
12/31/2022	1.20	0	0	0.50%	-16.4%	12/31/2022	1.22	0	0	0.25%	-16.2%	12/31/2022	1.23	0	0	0.00%	-16.0%
12/31/2021	1.44	0	0	0.50%	12.1%	12/31/2021	1.45	0	0	0.25%	12.4%	12/31/2021	1.47	0	0	0.00%	12.7%
12/31/2020	1.28	0	0	0.50%	14.9%	12/31/2020	1.29	0	0	0.25%	15.2%	12/31/2020	1.30	0	0	0.00%	15.5%
12/31/2019	1.12	0	0	0.50%	22.4%	12/31/2019	1.12	0	0	0.25%	22.7%	12/31/2019	1.13	0	0	0.00%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.4%
2021	3.6%
2020	3.0%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$639,985	$658,795	62,973
Receivables: investments sold	454
Payables: investments purchased	-
Net assets	$640,439

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$640,439	464,818	$1.38
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.44
Band 25	-	-	1.46
Band 0	-	-	1.48
Total	$640,439	464,818

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,723
Mortality & expense charges			(7,108)
Net investment income (loss)			8,615

Gain (loss) on investments:
Net realized gain (loss)			(671)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			81,968
Net gain (loss)			81,297

Increase (decrease) in net assets from operations			$89,912

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,615	$3,070
Net realized gain (loss)		(671)	607
Realized gain distributions		-	34,460
Net change in unrealized appreciation (depreciation)		81,968	(146,489)

Increase (decrease) in net assets from operations		89,912	(108,352)

Contract owner transactions:
Proceeds from units sold		38,623	31,583
Cost of units redeemed		-	(52,313)
Account charges		-	-
Increase (decrease)		38,623	(20,730)
Net increase (decrease)		128,535	(129,082)
Net assets, beginning		511,904	640,986
Net assets, ending		$640,439	$511,904

Units sold		30,416	25,736
Units redeemed		-	(38,974)
Net increase (decrease)		30,416	(13,238)
Units outstanding, beginning		434,402	447,640
Units outstanding, ending		464,818	434,402

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$535,759
Cost of units redeemed/account charges			(64,709)
Net investment income (loss)			44,688
Net realized gain (loss)			1,384
Realized gain distributions			142,127
Net change in unrealized appreciation (depreciation)			(18,810)
Net assets			$640,439
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.38	465	$640	1.25%	16.9%	12/31/2023	$1.40	0	$0	1.00%	17.2%	12/31/2023	$1.42	0	$0	0.75%	17.5%
12/31/2022	1.18	434	512	1.25%	-17.7%	12/31/2022	1.19	0	0	1.00%	-17.5%	12/31/2022	1.21	0	0	0.75%	-17.3%
12/31/2021	1.43	448	641	1.25%	12.9%	12/31/2021	1.45	0	0	1.00%	13.2%	12/31/2021	1.46	0	0	0.75%	13.5%
12/31/2020	1.27	418	530	1.25%	15.0%	12/31/2020	1.28	0	0	1.00%	15.3%	12/31/2020	1.29	0	0	0.75%	15.6%
12/31/2019	1.10	333	367	1.25%	23.0%	12/31/2019	1.11	0	0	1.00%	23.3%	12/31/2019	1.11	0	0	0.75%	23.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.44	0	$0	0.50%	17.8%	12/31/2023	$1.46	0	$0	0.25%	18.1%	12/31/2023	$1.48	0	$0	0.00%	18.4%
12/31/2022	1.22	0	0	0.50%	-17.1%	12/31/2022	1.23	0	0	0.25%	-16.9%	12/31/2022	1.25	0	0	0.00%	-16.7%
12/31/2021	1.47	0	0	0.50%	13.8%	12/31/2021	1.49	0	0	0.25%	14.0%	12/31/2021	1.50	0	0	0.00%	14.3%
12/31/2020	1.29	0	0	0.50%	15.9%	12/31/2020	1.30	0	0	0.25%	16.1%	12/31/2020	1.31	0	0	0.00%	16.4%
12/31/2019	1.12	0	0	0.50%	23.9%	12/31/2019	1.12	0	0	0.25%	24.3%	12/31/2019	1.13	0	0	0.00%	24.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	1.7%
2021	3.8%
2020	3.1%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,421	$59,970	4,786
Receivables: investments sold	39
Payables: investments purchased	-
Net assets	$61,460

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$61,460	43,533	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.52
Total	$61,460	43,533

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,555
Mortality & expense charges			(766)
Net investment income (loss)			789

Gain (loss) on investments:
Net realized gain (loss)			(125)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,711
Net gain (loss)			9,586

Increase (decrease) in net assets from operations			$10,375

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$789	$63
Net realized gain (loss)		(125)	(749)
Realized gain distributions		-	3,365
Net change in unrealized appreciation (depreciation)		9,711	(16,890)

Increase (decrease) in net assets from operations		10,375	(14,211)

Contract owner transactions:
Proceeds from units sold		13,502	12,752
Cost of units redeemed		(13,102)	(29,165)
Account charges		(40)	(40)
Increase (decrease)		360	(16,453)
Net increase (decrease)		10,735	(30,664)
Net assets, beginning		50,725	81,389
Net assets, ending		$61,460	$50,725

Units sold		10,424	10,215
Units redeemed		(9,286)	(23,364)
Net increase (decrease)		1,138	(13,149)
Units outstanding, beginning		42,395	55,544
Units outstanding, ending		43,533	42,395

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$88,472
Cost of units redeemed/account charges			(44,757)
Net investment income (loss)			3,837
Net realized gain (loss)			(520)
Realized gain distributions			12,977
Net change in unrealized appreciation (depreciation)			1,451
Net assets			$61,460
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	44	$61	1.25%	18.0%	12/31/2023	$1.43	0	$0	1.00%	18.3%	12/31/2023	$1.45	0	$0	0.75%	18.6%
12/31/2022	1.20	42	51	1.25%	-18.3%	12/31/2022	1.21	0	0	1.00%	-18.1%	12/31/2022	1.22	0	0	0.75%	-17.9%
12/31/2021	1.47	56	81	1.25%	14.5%	12/31/2021	1.48	0	0	1.00%	14.8%	12/31/2021	1.49	0	0	0.75%	15.1%
12/31/2020	1.28	47	60	1.25%	15.9%	12/31/2020	1.29	0	0	1.00%	16.1%	12/31/2020	1.30	0	0	0.75%	16.4%
12/31/2019	1.10	17	19	1.25%	24.3%	12/31/2019	1.11	0	0	1.00%	24.6%	12/31/2019	1.11	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	18.9%	12/31/2023	$1.49	0	$0	0.25%	19.2%	12/31/2023	$1.52	0	$0	0.00%	19.5%
12/31/2022	1.24	0	0	0.50%	-17.7%	12/31/2022	1.25	0	0	0.25%	-17.5%	12/31/2022	1.27	0	0	0.00%	-17.3%
12/31/2021	1.51	0	0	0.50%	15.4%	12/31/2021	1.52	0	0	0.25%	15.6%	12/31/2021	1.53	0	0	0.00%	15.9%
12/31/2020	1.31	0	0	0.50%	16.7%	12/31/2020	1.31	0	0	0.25%	17.0%	12/31/2020	1.32	0	0	0.00%	17.3%
12/31/2019	1.12	0	0	0.50%	25.2%	12/31/2019	1.12	0	0	0.25%	25.6%	12/31/2019	1.13	0	0	0.00%	25.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	1.3%
2021	3.9%
2020	3.6%
2019	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$204,735	$196,498	15,507
Receivables: investments sold	116
Payables: investments purchased	-
Net assets	$204,851

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$204,851	144,166	$1.42
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.53
Total	$204,851	144,166

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,029
Mortality & expense charges			(2,246)
Net investment income (loss)			1,783

Gain (loss) on investments:
Net realized gain (loss)			(96)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			29,124
Net gain (loss)			29,028

Increase (decrease) in net assets from operations			$30,811

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,783	$532
Net realized gain (loss)		(96)	3,904
Realized gain distributions		-	10,254
Net change in unrealized appreciation (depreciation)		29,124	(48,383)

Increase (decrease) in net assets from operations		30,811	(33,693)

Contract owner transactions:
Proceeds from units sold		16,516	29,873
Cost of units redeemed		(22)	(38,439)
Account charges		(40)	-
Increase (decrease)		16,454	(8,566)
Net increase (decrease)		47,265	(42,259)
Net assets, beginning		157,586	199,845
Net assets, ending		$204,851	$157,586

Units sold		12,749	23,593
Units redeemed		(49)	(27,721)
Net increase (decrease)		12,700	(4,128)
Units outstanding, beginning		131,466	135,594
Units outstanding, ending		144,166	131,466

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$188,111
Cost of units redeemed/account charges			(38,618)
Net investment income (loss)			10,150
Net realized gain (loss)			4,263
Realized gain distributions			32,708
Net change in unrealized appreciation (depreciation)			8,237
Net assets			$204,851
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	144	$205	1.25%	18.5%	12/31/2023	$1.44	0	$0	1.00%	18.8%	12/31/2023	$1.46	0	$0	0.75%	19.1%
12/31/2022	1.20	131	158	1.25%	-18.7%	12/31/2022	1.21	0	0	1.00%	-18.5%	12/31/2022	1.23	0	0	0.75%	-18.3%
12/31/2021	1.47	136	200	1.25%	15.0%	12/31/2021	1.49	0	0	1.00%	15.3%	12/31/2021	1.50	0	0	0.75%	15.6%
12/31/2020	1.28	119	153	1.25%	16.0%	12/31/2020	1.29	0	0	1.00%	16.3%	12/31/2020	1.30	0	0	0.75%	16.6%
12/31/2019	1.10	38	42	1.25%	24.6%	12/31/2019	1.11	0	0	1.00%	24.9%	12/31/2019	1.11	0	0	0.75%	25.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	19.4%	12/31/2023	$1.50	0	$0	0.25%	19.7%	12/31/2023	$1.53	0	$0	0.00%	20.0%
12/31/2022	1.24	0	0	0.50%	-18.1%	12/31/2022	1.26	0	0	0.25%	-17.9%	12/31/2022	1.27	0	0	0.00%	-17.6%
12/31/2021	1.52	0	0	0.50%	15.9%	12/31/2021	1.53	0	0	0.25%	16.2%	12/31/2021	1.54	0	0	0.00%	16.5%
12/31/2020	1.31	0	0	0.50%	16.8%	12/31/2020	1.32	0	0	0.25%	17.1%	12/31/2020	1.32	0	0	0.00%	17.4%
12/31/2019	1.12	0	0	0.50%	25.6%	12/31/2019	1.12	0	0	0.25%	25.9%	12/31/2019	1.13	0	0	0.00%	26.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.4%
2021	3.9%
2020	3.7%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$106,072	$96,853	6,772
Receivables: investments sold	54
Payables: investments purchased	-
Net assets	$106,126

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$106,126	74,430	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.51
Band 0	-	-	1.53
Total	$106,126	74,430

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,955
Mortality & expense charges			(1,564)
Net investment income (loss)			391

Gain (loss) on investments:
Net realized gain (loss)			1,062
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,310
Net gain (loss)			20,372

Increase (decrease) in net assets from operations			$20,763

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$391	$398
Net realized gain (loss)		1,062	769
Realized gain distributions		-	7,728
Net change in unrealized appreciation (depreciation)		19,310	(36,185)

Increase (decrease) in net assets from operations		20,763	(27,290)

Contract owner transactions:
Proceeds from units sold		13,854	13,381
Cost of units redeemed		(55,485)	(5,220)
Account charges		(40)	-
Increase (decrease)		(41,671)	8,161
Net increase (decrease)		(20,908)	(19,129)
Net assets, beginning		127,034	146,163
Net assets, ending		$106,126	$127,034

Units sold		10,734	10,722
Units redeemed		(42,110)	(3,828)
Net increase (decrease)		(31,376)	6,894
Units outstanding, beginning		105,806	98,912
Units outstanding, ending		74,430	105,806

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$152,533
Cost of units redeemed/account charges			(90,157)
Net investment income (loss)			5,792
Net realized gain (loss)			9,103
Realized gain distributions			19,636
Net change in unrealized appreciation (depreciation)			9,219
Net assets			$106,126
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	74	$106	1.25%	18.8%	12/31/2023	$1.45	0	$0	1.00%	19.1%	12/31/2023	$1.47	0	$0	0.75%	19.4%
12/31/2022	1.20	106	127	1.25%	-18.8%	12/31/2022	1.21	0	0	1.00%	-18.5%	12/31/2022	1.23	0	0	0.75%	-18.3%
12/31/2021	1.48	99	146	1.25%	15.2%	12/31/2021	1.49	0	0	1.00%	15.5%	12/31/2021	1.51	0	0	0.75%	15.8%
12/31/2020	1.28	89	114	1.25%	16.1%	12/31/2020	1.29	0	0	1.00%	16.4%	12/31/2020	1.30	0	0	0.75%	16.6%
12/31/2019	1.11	0	0	1.25%	24.8%	12/31/2019	1.11	0	0	1.00%	25.1%	12/31/2019	1.11	0	0	0.75%	25.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	19.6%	12/31/2023	$1.51	0	$0	0.25%	19.9%	12/31/2023	$1.53	0	$0	0.00%	20.2%
12/31/2022	1.24	0	0	0.50%	-18.1%	12/31/2022	1.26	0	0	0.25%	-17.9%	12/31/2022	1.27	0	0	0.00%	-17.7%
12/31/2021	1.52	0	0	0.50%	16.1%	12/31/2021	1.53	0	0	0.25%	16.4%	12/31/2021	1.55	0	0	0.00%	16.6%
12/31/2020	1.31	0	0	0.50%	16.9%	12/31/2020	1.32	0	0	0.25%	17.2%	12/31/2020	1.33	0	0	0.00%	17.5%
12/31/2019	1.12	0	0	0.50%	25.7%	12/31/2019	1.12	0	0	0.25%	26.0%	12/31/2019	1.13	0	0	0.00%	26.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.5%
2021	3.8%
2020	4.6%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$35,693	$32,205	2,633
Receivables: investments sold	21
Payables: investments purchased	-
Net assets	$35,714

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$35,714	24,934	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	-	-	1.54
Total	$35,714	24,934

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$592
Mortality & expense charges			(295)
Net investment income (loss)			297

Gain (loss) on investments:
Net realized gain (loss)			(6)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,168
Net gain (loss)			4,162

Increase (decrease) in net assets from operations			$4,459

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$297	$28
Net realized gain (loss)		(6)	(595)
Realized gain distributions		-	260
Net change in unrealized appreciation (depreciation)		4,168	(435)

Increase (decrease) in net assets from operations		4,459	(742)

Contract owner transactions:
Proceeds from units sold		26,495	5,412
Cost of units redeemed		(274)	(4,526)
Account charges		-	-
Increase (decrease)		26,221	886
Net increase (decrease)		30,680	144
Net assets, beginning		5,034	4,890
Net assets, ending		$35,714	$5,034

Units sold		20,950	4,175
Units redeemed		(197)	(3,292)
Net increase (decrease)		20,753	883
Units outstanding, beginning		4,181	3,298
Units outstanding, ending		24,934	4,181

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$36,728
Cost of units redeemed/account charges			(4,800)
Net investment income (loss)			464
Net realized gain (loss)			(600)
Realized gain distributions			434
Net change in unrealized appreciation (depreciation)			3,488
Net assets			$35,714
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	25	$36	1.25%	19.0%	12/31/2023	$1.45	0	$0	1.00%	19.3%	12/31/2023	$1.47	0	$0	0.75%	19.6%
12/31/2022	1.20	4	5	1.25%	-18.8%	12/31/2022	1.22	0	0	1.00%	-18.6%	12/31/2022	1.23	0	0	0.75%	-18.4%
12/31/2021	1.48	3	5	1.25%	15.3%	12/31/2021	1.50	0	0	1.00%	15.6%	12/31/2021	1.51	0	0	0.75%	15.9%
12/31/2020	1.29	0	0	1.25%	16.3%	12/31/2020	1.29	0	0	1.00%	16.6%	12/31/2020	1.30	0	0	0.75%	16.9%
12/31/2019	1.11	0	0	1.25%	25.1%	12/31/2019	1.11	0	0	1.00%	25.4%	12/31/2019	1.11	0	0	0.75%	25.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	19.9%	12/31/2023	$1.52	0	$0	0.25%	20.2%	12/31/2023	$1.54	0	$0	0.00%	20.5%
12/31/2022	1.25	0	0	0.50%	-18.2%	12/31/2022	1.26	0	0	0.25%	-18.0%	12/31/2022	1.28	0	0	0.00%	-17.8%
12/31/2021	1.52	0	0	0.50%	16.2%	12/31/2021	1.54	0	0	0.25%	16.5%	12/31/2021	1.55	0	0	0.00%	16.8%
12/31/2020	1.31	0	0	0.50%	17.2%	12/31/2020	1.32	0	0	0.25%	17.5%	12/31/2020	1.33	0	0	0.00%	17.8%
12/31/2019	1.12	0	0	0.50%	26.1%	12/31/2019	1.12	0	0	0.25%	26.4%	12/31/2019	1.13	0	0	0.00%	26.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	1.6%
2021	6.1%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$222,581	$248,006	16,104
Receivables: investments sold	-
Payables: investments purchased	(1,145)
Net assets	$221,436

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$221,436	174,434	$1.27
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$221,436	174,434

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,242
Mortality & expense charges			(4,396)
Net investment income (loss)			3,846

Gain (loss) on investments:
Net realized gain (loss)			(44,332)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			79,951
Net gain (loss)			35,619

Increase (decrease) in net assets from operations			$39,465

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,846	$3,140
Net realized gain (loss)		(44,332)	(14,473)
Realized gain distributions		-	16,553
Net change in unrealized appreciation (depreciation)		79,951	(85,666)

Increase (decrease) in net assets from operations		39,465	(80,446)

Contract owner transactions:
Proceeds from units sold		16,777	34,060
Cost of units redeemed		(183,821)	(106,557)
Account charges		(210)	(231)
Increase (decrease)		(167,254)	(72,728)
Net increase (decrease)		(127,789)	(153,174)
Net assets, beginning		349,225	502,399
Net assets, ending		$221,436	$349,225

Units sold		14,462	28,829
Units redeemed		(155,683)	(85,849)
Net increase (decrease)		(141,221)	(57,020)
Units outstanding, beginning		315,655	372,675
Units outstanding, ending		174,434	315,655

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$558,136
Cost of units redeemed/account charges			(316,678)
Net investment income (loss)			17,281
Net realized gain (loss)			(58,321)
Realized gain distributions			46,443
Net change in unrealized appreciation (depreciation)			(25,425)
Net assets			$221,436
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	174	$221	1.25%	14.7%	12/31/2023	$1.29	0	$0	1.00%	15.0%	12/31/2023	$1.31	0	$0	0.75%	15.3%
12/31/2022	1.11	316	349	1.25%	-17.9%	12/31/2022	1.12	0	0	1.00%	-17.7%	12/31/2022	1.13	0	0	0.75%	-17.5%
12/31/2021	1.35	373	502	1.25%	8.7%	12/31/2021	1.36	0	0	1.00%	8.9%	12/31/2021	1.37	0	0	0.75%	9.2%
12/31/2020	1.24	82	101	1.25%	14.0%	12/31/2020	1.25	0	0	1.00%	14.3%	12/31/2020	1.26	0	0	0.75%	14.6%
12/31/2019	1.09	0	0	1.25%	19.1%	12/31/2019	1.09	0	0	1.00%	19.4%	12/31/2019	1.10	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	15.6%	12/31/2023	$1.34	0	$0	0.25%	15.9%	12/31/2023	$1.36	0	$0	0.00%	16.2%
12/31/2022	1.15	0	0	0.50%	-17.3%	12/31/2022	1.16	0	0	0.25%	-17.1%	12/31/2022	1.17	0	0	0.00%	-16.9%
12/31/2021	1.39	0	0	0.50%	9.5%	12/31/2021	1.40	0	0	0.25%	9.7%	12/31/2021	1.41	0	0	0.00%	10.0%
12/31/2020	1.27	0	0	0.50%	14.9%	12/31/2020	1.27	0	0	0.25%	15.2%	12/31/2020	1.28	0	0	0.00%	15.5%
12/31/2019	1.10	0	0	0.50%	20.0%	12/31/2019	1.11	0	0	0.25%	20.3%	12/31/2019	1.11	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	1.8%
2021	4.5%
2020	0.8%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.23
Band 50	-	-	1.25
Band 25	-	-	1.27
Band 0	-	-	1.28
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$(27)
Net realized gain (loss)		-	(471)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	(226)

Increase (decrease) in net assets from operations		-	(724)

Contract owner transactions:
Proceeds from units sold		-	238
Cost of units redeemed		-	(17,269)
Account charges		-	-
Increase (decrease)		-	(17,031)
Net increase (decrease)		-	(17,755)
Net assets, beginning		-	17,755
Net assets, ending		$-	$-

Units sold		-	194
Units redeemed		-	(14,237)
Net increase (decrease)		-	(14,043)
Units outstanding, beginning		-	14,043
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 4 /26 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$113,210
Cost of units redeemed/account charges			(119,634)
Net investment income (loss)			634
Net realized gain (loss)			4,179
Realized gain distributions			1,611
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	1.25%	9.4%	12/31/2023	$1.21	0	$0	1.00%	9.7%	12/31/2023	$1.23	0	$0	0.75%	10.0%
12/31/2022	1.09	0	0	1.25%	-13.6%	12/31/2022	1.11	0	0	1.00%	-13.4%	12/31/2022	1.12	0	0	0.75%	-13.2%
12/31/2021	1.26	14	18	1.25%	5.7%	12/31/2021	1.28	0	0	1.00%	6.0%	12/31/2021	1.29	0	0	0.75%	6.3%
12/31/2020	1.20	24	29	1.25%	9.7%	12/31/2020	1.20	0	0	1.00%	10.0%	12/31/2020	1.21	0	0	0.75%	10.3%
12/31/2019	1.09	0	0	1.25%	13.9%	12/31/2019	1.09	0	0	1.00%	14.2%	12/31/2019	1.10	0	0	0.75%	14.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.25	0	$0	0.50%	10.3%	12/31/2023	$1.27	0	$0	0.25%	10.5%	12/31/2023	$1.28	0	$0	0.00%	10.8%
12/31/2022	1.13	0	0	0.50%	-12.9%	12/31/2022	1.14	0	0	0.25%	-12.7%	12/31/2022	1.16	0	0	0.00%	-12.5%
12/31/2021	1.30	0	0	0.50%	6.5%	12/31/2021	1.31	0	0	0.25%	6.8%	12/31/2021	1.32	0	0	0.00%	7.1%
12/31/2020	1.22	0	0	0.50%	10.5%	12/31/2020	1.23	0	0	0.25%	10.8%	12/31/2020	1.24	0	0	0.00%	11.1%
12/31/2019	1.10	0	0	0.50%	14.7%	12/31/2019	1.11	0	0	0.25%	15.0%	12/31/2019	1.11	0	0	0.00%	15.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	3.0%
2020	3.5%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$521,151	$532,830	29,792
Receivables: investments sold	3,788
Payables: investments purchased	-
Net assets	$524,939

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$524,939	386,947	$1.36
Band 100	-	-	1.37
Band 75	-	-	1.39
Band 50	-	-	1.41
Band 25	-	-	1.43
Band 0	-	-	1.45
Total	$524,939	386,947

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$14,002
Mortality & expense charges			(5,976)
Net investment income (loss)			8,026

Gain (loss) on investments:
Net realized gain (loss)			(13,286)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			55,871
Net gain (loss)			42,585

Increase (decrease) in net assets from operations			$50,611

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,026	$2,878
Net realized gain (loss)		(13,286)	7,303
Realized gain distributions		-	13,628
Net change in unrealized appreciation (depreciation)		55,871	(173,970)

Increase (decrease) in net assets from operations		50,611	(150,161)

Contract owner transactions:
Proceeds from units sold		82,836	333,949
Cost of units redeemed		(98,387)	(179,190)
Account charges		(384)	(190)
Increase (decrease)		(15,935)	154,569
Net increase (decrease)		34,676	4,408
Net assets, beginning		490,263	485,855
Net assets, ending		$524,939	$490,263

Units sold		67,513	522,348
Units redeemed		(80,987)	(401,223)
Net increase (decrease)		(13,474)	121,125
Units outstanding, beginning		400,421	279,296
Units outstanding, ending		386,947	400,421

* Date of Fund Inception into Variable Account: 10 /18 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,308,334
Cost of units redeemed/account charges			(826,761)
Net investment income (loss)			13,558
Net realized gain (loss)			16,877
Realized gain distributions			24,610
Net change in unrealized appreciation (depreciation)			(11,679)
Net assets			$524,939
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	387	$525	1.25%	10.8%	12/31/2023	$1.37	0	$0	1.00%	11.1%	12/31/2023	$1.39	0	$0	0.75%	11.4%
12/31/2022	1.22	400	490	1.25%	-29.6%	12/31/2022	1.24	0	0	1.00%	-29.4%	12/31/2022	1.25	0	0	0.75%	-29.3%
12/31/2021	1.74	279	486	1.25%	37.7%	12/31/2021	1.75	0	0	1.00%	38.0%	12/31/2021	1.77	0	0	0.75%	38.4%
12/31/2020	1.26	196	247	1.25%	0.1%	12/31/2020	1.27	0	0	1.00%	0.3%	12/31/2020	1.28	0	0	0.75%	0.6%
12/31/2019	1.26	57	73	1.25%	29.5%	12/31/2019	1.27	0	0	1.00%	29.8%	12/31/2019	1.27	0	0	0.75%	30.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	0.50%	11.6%	12/31/2023	$1.43	0	$0	0.25%	11.9%	12/31/2023	$1.45	0	$0	0.00%	12.2%
12/31/2022	1.26	0	0	0.50%	-29.1%	12/31/2022	1.28	0	0	0.25%	-28.9%	12/31/2022	1.29	0	0	0.00%	-28.7%
12/31/2021	1.78	0	0	0.50%	38.7%	12/31/2021	1.80	0	0	0.25%	39.1%	12/31/2021	1.81	0	0	0.00%	39.4%
12/31/2020	1.28	0	0	0.50%	0.8%	12/31/2020	1.29	0	0	0.25%	1.1%	12/31/2020	1.30	0	0	0.00%	1.3%
12/31/2019	1.27	0	0	0.50%	30.4%	12/31/2019	1.28	0	0	0.25%	30.8%	12/31/2019	1.28	0	0	0.00%	31.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	1.6%
2021	1.8%
2020	1.3%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Aggressive Growth Fund Retail Class - 06-4CX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.44
Band 50	-	-	1.46
Band 25	-	-	1.47
Band 0	-	-	1.49
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	0	$0	1.25%	20.8%	12/31/2023	$1.43	0	$0	1.00%	21.1%	12/31/2023	$1.44	0	$0	0.75%	21.4%
12/31/2022	1.17	0	0	1.25%	-20.7%	12/31/2022	1.18	0	0	1.00%	-20.5%	12/31/2022	1.19	0	0	0.75%	-20.3%
12/31/2021	1.47	0	0	1.25%	15.4%	12/31/2021	1.48	0	0	1.00%	15.7%	12/31/2021	1.49	0	0	0.75%	15.9%
12/31/2020	1.28	0	0	1.25%	17.9%	12/31/2020	1.28	0	0	1.00%	18.2%	12/31/2020	1.29	0	0	0.75%	18.5%
12/31/2019	1.08	0	0	1.25%	8.4%	12/31/2019	1.08	0	0	1.00%	8.5%	12/31/2019	1.09	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.46	0	$0	0.50%	21.7%	12/31/2023	$1.47	0	$0	0.25%	22.0%	12/31/2023	$1.49	0	$0	0.00%	22.3%
12/31/2022	1.20	0	0	0.50%	-20.1%	12/31/2022	1.21	0	0	0.25%	-19.9%	12/31/2022	1.22	0	0	0.00%	-19.7%
12/31/2021	1.50	0	0	0.50%	16.2%	12/31/2021	1.51	0	0	0.25%	16.5%	12/31/2021	1.52	0	0	0.00%	16.8%
12/31/2020	1.29	0	0	0.50%	18.8%	12/31/2020	1.29	0	0	0.25%	19.1%	12/31/2020	1.30	0	0	0.00%	19.4%
12/31/2019	1.09	0	0	0.50%	8.6%	12/31/2019	1.09	0	0	0.25%	8.7%	12/31/2019	1.09	0	0	0.00%	8.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifestyle Growth Fund Retail Class - 06-3XV (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.40
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 5 /24 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	1.25%	17.7%	12/31/2023	$1.39	0	$0	1.00%	18.0%	12/31/2023	$1.40	0	$0	0.75%	18.3%
12/31/2022	1.16	0	0	1.25%	-19.4%	12/31/2022	1.18	0	0	1.00%	-19.2%	12/31/2022	1.19	0	0	0.75%	-19.0%
12/31/2021	1.45	0	0	1.25%	11.8%	12/31/2021	1.45	0	0	1.00%	12.1%	12/31/2021	1.46	0	0	0.75%	12.4%
12/31/2020	1.29	0	0	1.25%	15.7%	12/31/2020	1.30	0	0	1.00%	16.0%	12/31/2020	1.30	0	0	0.75%	16.3%
12/31/2019	1.12	0	0	1.25%	11.7%	12/31/2019	1.12	0	0	1.00%	11.8%	12/31/2019	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	18.6%	12/31/2023	$1.44	0	$0	0.25%	18.9%	12/31/2023	$1.45	0	$0	0.00%	19.2%
12/31/2022	1.20	0	0	0.50%	-18.8%	12/31/2022	1.21	0	0	0.25%	-18.6%	12/31/2022	1.22	0	0	0.00%	-18.4%
12/31/2021	1.47	0	0	0.50%	12.7%	12/31/2021	1.48	0	0	0.25%	12.9%	12/31/2021	1.49	0	0	0.00%	13.2%
12/31/2020	1.31	0	0	0.50%	16.6%	12/31/2020	1.31	0	0	0.25%	16.9%	12/31/2020	1.32	0	0	0.00%	17.2%
12/31/2019	1.12	0	0	0.50%	12.2%	12/31/2019	1.12	0	0	0.25%	12.3%	12/31/2019	1.13	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,208,692	$1,061,325	45,965
Receivables: investments sold	-
Payables: investments purchased	(252)
Net assets	$1,208,440

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,208,440	290,544	$4.16
Band 100	-	-	4.31
Band 75	-	-	4.46
Band 50	-	-	4.62
Band 25	-	-	4.79
Band 0	-	-	4.96
Total	$1,208,440	290,544

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$15,798
Mortality & expense charges			(14,020)
Net investment income (loss)			1,778

Gain (loss) on investments:
Net realized gain (loss)			27,650
Realized gain distributions			48,187
Net change in unrealized appreciation (depreciation)			144,299
Net gain (loss)			220,136

Increase (decrease) in net assets from operations			$221,914

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,778	$858
Net realized gain (loss)		27,650	32,052
Realized gain distributions		48,187	35,814
Net change in unrealized appreciation (depreciation)		144,299	(296,708)

Increase (decrease) in net assets from operations		221,914	(227,984)

Contract owner transactions:
Proceeds from units sold		302,960	309,405
Cost of units redeemed		(428,569)	(236,184)
Account charges		(1,479)	(1,847)
Increase (decrease)		(127,088)	71,374
Net increase (decrease)		94,826	(156,610)
Net assets, beginning		1,113,614	1,270,224
Net assets, ending		$1,208,440	$1,113,614

Units sold		81,463	89,640
Units redeemed		(114,041)	(65,086)
Net increase (decrease)		(32,578)	24,554
Units outstanding, beginning		323,122	298,568
Units outstanding, ending		290,544	323,122

* Date of Fund Inception into Variable Account: 12 /17 /2009
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,443,834
Cost of units redeemed/account charges			(11,793,788)
Net investment income (loss)			30,565
Net realized gain (loss)			1,571,678
Realized gain distributions			808,784
Net change in unrealized appreciation (depreciation)			147,367
Net assets			$1,208,440
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.16	291	$1,208	1.25%	20.7%	12/31/2023	$4.31	0	$0	1.00%	21.0%	12/31/2023	$4.46	0	$0	0.75%	21.3%
12/31/2022	3.45	323	1,114	1.25%	-19.0%	12/31/2022	3.56	0	0	1.00%	-18.8%	12/31/2022	3.68	0	0	0.75%	-18.6%
12/31/2021	4.25	299	1,270	1.25%	24.5%	12/31/2021	4.38	0	0	1.00%	24.8%	12/31/2021	4.52	0	0	0.75%	25.2%
12/31/2020	3.42	400	1,367	1.25%	18.6%	12/31/2020	3.51	0	0	1.00%	18.9%	12/31/2020	3.61	0	0	0.75%	19.2%
12/31/2019	2.88	752	2,165	1.25%	29.5%	12/31/2019	2.95	0	0	1.00%	29.9%	12/31/2019	3.03	0	0	0.75%	30.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.62	0	$0	0.50%	21.6%	12/31/2023	$4.79	0	$0	0.25%	21.9%	12/31/2023	$4.96	0	$0	0.00%	22.2%
12/31/2022	3.80	0	0	0.50%	-18.4%	12/31/2022	3.93	0	0	0.25%	-18.2%	12/31/2022	4.06	0	0	0.00%	-18.0%
12/31/2021	4.66	0	0	0.50%	25.5%	12/31/2021	4.80	0	0	0.25%	25.8%	12/31/2021	4.95	0	0	0.00%	26.1%
12/31/2020	3.71	0	0	0.50%	19.5%	12/31/2020	3.81	0	0	0.25%	19.8%	12/31/2020	3.92	0	0	0.00%	20.1%
12/31/2019	3.11	0	0	0.50%	30.5%	12/31/2019	3.18	0	0	0.25%	30.8%	12/31/2019	3.27	0	0	0.00%	31.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.2%
2021	0.8%
2020	0.8%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle 2065 Instl Class - 06-64H

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,905	$1,788	162
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$1,905

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,905	1,940	$0.98
Band 100	-	-	0.99
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.00
Band 0	-	-	1.01
Total	$1,905	1,940

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28
Mortality & expense charges			(6)
Net investment income (loss)			22

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			117
Net gain (loss)			117

Increase (decrease) in net assets from operations			$139

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$22	$(2)
Net realized gain (loss)		-	(19)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		117	-

Increase (decrease) in net assets from operations		139	(21)

Contract owner transactions:
Proceeds from units sold		1,771	1,591
Cost of units redeemed		(3)	(1,530)
Account charges		(2)	(40)
Increase (decrease)		1,766	21
Net increase (decrease)		1,905	-
Net assets, beginning		-	-
Net assets, ending		$1,905	$-

Units sold		1,946	1,888
Units redeemed		(6)	(1,888)
Net increase (decrease)		1,940	-
Units outstanding, beginning		-	-
Units outstanding, ending		1,940	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,362
Cost of units redeemed/account charges			(1,575)
Net investment income (loss)			20
Net realized gain (loss)			(19)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			117
Net assets			$1,905
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	2	$2	1.25%	19.1%	12/31/2023	$0.99	0	$0	1.00%	19.4%	12/31/2023	$0.99	0	$0	0.75%	19.7%
12/31/2022	0.82	0	0	1.25%	-18.7%	12/31/2022	0.83	0	0	1.00%	-18.5%	12/31/2022	0.83	0	0	0.75%	-18.3%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.01	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	0.50%	20.0%	12/31/2023	$1.00	0	$0	0.25%	20.3%	12/31/2023	$1.01	0	$0	0.00%	20.6%
12/31/2022	0.83	0	0	0.50%	-18.1%	12/31/2022	0.83	0	0	0.25%	-17.9%	12/31/2022	0.84	0	0	0.00%	-17.7%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,104,855	$4,691,262	412,386
Receivables: investments sold	54,094
Payables: investments purchased	-
Net assets	$5,158,949

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,658,920	4,532,222	$1.03
Band 100	-	-	1.03
Band 75	26,478	25,433	1.04
Band 50	-	-	1.05
Band 25	-	-	1.05
Band 0	473,551	446,298	1.06
Total	$5,158,949	5,003,953

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$96,836
Mortality & expense charges			(33,765)
Net investment income (loss)			63,071

Gain (loss) on investments:
Net realized gain (loss)			4,799
Realized gain distributions			3,094
Net change in unrealized appreciation (depreciation)			494,708
Net gain (loss)			502,601

Increase (decrease) in net assets from operations			$565,672

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$63,071	$18,865
Net realized gain (loss)		4,799	(8,923)
Realized gain distributions		3,094	2,269
Net change in unrealized appreciation (depreciation)		494,708	(80,974)

Increase (decrease) in net assets from operations		565,672	(68,763)

Contract owner transactions:
Proceeds from units sold		3,828,611	1,544,965
Cost of units redeemed		(687,738)	(191,816)
Account charges		(19,331)	(10,166)
Increase (decrease)		3,121,542	1,342,983
Net increase (decrease)		3,687,214	1,274,220
Net assets, beginning		1,471,735	197,515
Net assets, ending		$5,158,949	$1,471,735

Units sold		4,084,902	1,755,874
Units redeemed		(790,345)	(233,421)
Net increase (decrease)		3,294,557	1,522,453
Units outstanding, beginning		1,709,396	186,943
Units outstanding, ending		5,003,953	1,709,396

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,688,286
Cost of units redeemed/account charges			(1,030,089)
Net investment income (loss)			85,640
Net realized gain (loss)			(3,993)
Realized gain distributions			5,512
Net change in unrealized appreciation (depreciation)			413,593
Net assets			$5,158,949
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	4,532	$4,659	1.25%	19.7%	12/31/2023	$1.03	0	$0	1.00%	20.0%	12/31/2023	$1.04	25	$26	0.75%	20.3%
12/31/2022	0.86	1,506	1,293	1.25%	-18.6%	12/31/2022	0.86	0	0	1.00%	-18.4%	12/31/2022	0.87	12	11	0.75%	-18.2%
12/31/2021	1.06	164	173	1.25%	5.6%	12/31/2021	1.06	0	0	1.00%	5.7%	12/31/2021	1.06	2	2	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	20.6%	12/31/2023	$1.05	0	$0	0.25%	20.9%	12/31/2023	$1.06	446	$474	0.00%	21.2%
12/31/2022	0.87	0	0	0.50%	-18.0%	12/31/2022	0.87	0	0	0.25%	-17.8%	12/31/2022	0.88	191	168	0.00%	-17.6%
12/31/2021	1.06	0	0	0.50%	6.0%	12/31/2021	1.06	0	0	0.25%	6.1%	12/31/2021	1.06	20	22	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	3.1%
2021	4.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,946,137	$1,790,125	157,822
Receivables: investments sold	4,549
Payables: investments purchased	-
Net assets	$1,950,686

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,950,686	1,915,925	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.03
Band 50	-	-	1.04
Band 25	-	-	1.04
Band 0	-	-	1.05
Total	$1,950,686	1,915,925

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$34,653
Mortality & expense charges			(14,979)
Net investment income (loss)			19,674

Gain (loss) on investments:
Net realized gain (loss)			913
Realized gain distributions			1,204
Net change in unrealized appreciation (depreciation)			201,212
Net gain (loss)			203,329

Increase (decrease) in net assets from operations			$223,003

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$19,674	$5,489
Net realized gain (loss)		913	(8,890)
Realized gain distributions		1,204	921
Net change in unrealized appreciation (depreciation)		201,212	(46,800)

Increase (decrease) in net assets from operations		223,003	(49,280)

Contract owner transactions:
Proceeds from units sold		1,341,926	604,885
Cost of units redeemed		(213,615)	(82,185)
Account charges		(6,657)	(3,462)
Increase (decrease)		1,121,654	519,238
Net increase (decrease)		1,344,657	469,958
Net assets, beginning		606,029	136,071
Net assets, ending		$1,950,686	$606,029

Units sold		1,446,037	683,097
Units redeemed		(240,750)	(101,930)
Net increase (decrease)		1,205,287	581,167
Units outstanding, beginning		710,638	129,471
Units outstanding, ending		1,915,925	710,638

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,079,937
Cost of units redeemed/account charges			(306,932)
Net investment income (loss)			27,440
Net realized gain (loss)			(7,976)
Realized gain distributions			2,205
Net change in unrealized appreciation (depreciation)			156,012
Net assets			$1,950,686
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	1,916	$1,951	1.25%	19.4%	12/31/2023	$1.02	0	$0	1.00%	19.7%	12/31/2023	$1.03	0	$0	0.75%	20.0%
12/31/2022	0.85	699	596	1.25%	-18.9%	12/31/2022	0.86	0	0	1.00%	-18.7%	12/31/2022	0.86	0	0	0.75%	-18.5%
12/31/2021	1.05	128	134	1.25%	5.1%	12/31/2021	1.05	0	0	1.00%	5.2%	12/31/2021	1.05	0	0	0.75%	5.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	20.3%	12/31/2023	$1.04	0	$0	0.25%	20.6%	12/31/2023	$1.05	0	$0	0.00%	20.9%
12/31/2022	0.86	0	0	0.50%	-18.3%	12/31/2022	0.87	0	0	0.25%	-18.1%	12/31/2022	0.87	11	10	0.00%	-17.9%
12/31/2021	1.06	0	0	0.50%	5.5%	12/31/2021	1.06	0	0	0.25%	5.7%	12/31/2021	1.06	2	2	0.00%	5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.6%
2021	4.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Bond Index Fund Retirement Class - 06-434

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,158,333	$1,223,298	121,526
Receivables: investments sold	19,255
Payables: investments purchased	-
Net assets	$1,177,588

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,177,588	1,083,340	$1.09
Band 100	-	-	1.12
Band 75	-	-	1.16
Band 50	-	-	1.20
Band 25	-	-	1.25
Band 0	-	-	1.29
Total	$1,177,588	1,083,340

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$30,516
Mortality & expense charges			(13,747)
Net investment income (loss)			16,769

Gain (loss) on investments:
Net realized gain (loss)			(59,279)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			90,662
Net gain (loss)			31,383

Increase (decrease) in net assets from operations			$48,152

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$16,769	$13,278
Net realized gain (loss)		(59,279)	(139,674)
Realized gain distributions		-	594
Net change in unrealized appreciation (depreciation)		90,662	(127,872)

Increase (decrease) in net assets from operations		48,152	(253,674)

Contract owner transactions:
Proceeds from units sold		457,874	731,976
Cost of units redeemed		(449,748)	(1,165,911)
Account charges		(953)	(1,390)
Increase (decrease)		7,173	(435,325)
Net increase (decrease)		55,325	(688,999)
Net assets, beginning		1,122,263	1,811,262
Net assets, ending		$1,177,588	$1,122,263

Units sold		438,375	655,701
Units redeemed		(424,584)	(1,057,762)
Net increase (decrease)		13,791	(402,061)
Units outstanding, beginning		1,069,549	1,471,610
Units outstanding, ending		1,083,340	1,069,549

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$26,782,197
Cost of units redeemed/account charges			(25,579,843)
Net investment income (loss)			264,546
Net realized gain (loss)			(281,606)
Realized gain distributions			57,259
Net change in unrealized appreciation (depreciation)			(64,965)
Net assets			$1,177,588
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	1,083	$1,178	1.25%	4.2%	12/31/2023	$1.12	0	$0	1.00%	4.4%	12/31/2023	$1.16	0	$0	0.75%	4.7%
12/31/2022	1.04	1,034	1,079	1.25%	-14.6%	12/31/2022	1.08	0	0	1.00%	-14.4%	12/31/2022	1.11	0	0	0.75%	-14.2%
12/31/2021	1.22	1,403	1,715	1.25%	-3.3%	12/31/2021	1.26	0	0	1.00%	-3.0%	12/31/2021	1.29	0	0	0.75%	-2.8%
12/31/2020	1.26	4,224	5,336	1.25%	6.0%	12/31/2020	1.30	0	0	1.00%	6.3%	12/31/2020	1.33	0	0	0.75%	6.5%
12/31/2019	1.19	1,543	1,839	1.25%	6.8%	12/31/2019	1.22	0	0	1.00%	7.0%	12/31/2019	1.25	0	0	0.75%	7.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	5.0%	12/31/2023	$1.25	0	$0	0.25%	5.2%	12/31/2023	$1.29	0	$0	0.00%	5.5%
12/31/2022	1.15	0	0	0.50%	-14.0%	12/31/2022	1.18	0	0	0.25%	-13.8%	12/31/2022	1.22	36	43	0.00%	-13.5%
12/31/2021	1.33	0	0	0.50%	-2.5%	12/31/2021	1.37	0	0	0.25%	-2.3%	12/31/2021	1.41	68	96	0.00%	-2.1%
12/31/2020	1.37	0	0	0.50%	6.8%	12/31/2020	1.40	0	0	0.25%	7.1%	12/31/2020	1.44	65	93	0.00%	7.3%
12/31/2019	1.28	0	0	0.50%	7.6%	12/31/2019	1.31	0	0	0.25%	7.9%	12/31/2019	1.34	59	79	0.00%	8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.1%
2021	2.1%
2020	2.6%
2019	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$653,706	$707,748	64,073
Receivables: investments sold	8,178
Payables: investments purchased	-
Net assets	$661,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$661,884	541,615	$1.22
Band 100	-	-	1.25
Band 75	-	-	1.29
Band 50	-	-	1.32
Band 25	-	-	1.36
Band 0	-	-	1.39
Total	$661,884	541,615

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,183
Mortality & expense charges			(8,193)
Net investment income (loss)			9,990

Gain (loss) on investments:
Net realized gain (loss)			(23,550)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			61,795
Net gain (loss)			38,245

Increase (decrease) in net assets from operations			$48,235

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$9,990	$3,668
Net realized gain (loss)		(23,550)	(48,045)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		61,795	(184,082)

Increase (decrease) in net assets from operations		48,235	(228,459)

Contract owner transactions:
Proceeds from units sold		150,275	206,868
Cost of units redeemed		(182,502)	(425,454)
Account charges		(1,752)	(2,077)
Increase (decrease)		(33,979)	(220,663)
Net increase (decrease)		14,256	(449,122)
Net assets, beginning		647,628	1,096,750
Net assets, ending		$661,884	$647,628

Units sold		129,015	167,373
Units redeemed		(157,407)	(356,030)
Net increase (decrease)		(28,392)	(188,657)
Units outstanding, beginning		570,007	758,664
Units outstanding, ending		541,615	570,007

* Date of Fund Inception into Variable Account: 6 /20 /2013
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,072,984
Cost of units redeemed/account charges			(6,602,104)
Net investment income (loss)			90,295
Net realized gain (loss)			154,751
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(54,042)
Net assets			$661,884
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	542	$662	1.25%	7.6%	12/31/2023	$1.25	0	$0	1.00%	7.8%	12/31/2023	$1.29	0	$0	0.75%	8.1%
12/31/2022	1.14	570	648	1.25%	-21.4%	12/31/2022	1.16	0	0	1.00%	-21.2%	12/31/2022	1.19	0	0	0.75%	-21.0%
12/31/2021	1.45	759	1,097	1.25%	-4.5%	12/31/2021	1.48	0	0	1.00%	-4.3%	12/31/2021	1.51	0	0	0.75%	-4.0%
12/31/2020	1.51	822	1,244	1.25%	16.0%	12/31/2020	1.54	0	0	1.00%	16.3%	12/31/2020	1.57	0	0	0.75%	16.5%
12/31/2019	1.31	879	1,148	1.25%	16.8%	12/31/2019	1.33	0	0	1.00%	17.1%	12/31/2019	1.35	0	0	0.75%	17.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	8.4%	12/31/2023	$1.36	0	$0	0.25%	8.6%	12/31/2023	$1.39	0	$0	0.00%	8.9%
12/31/2022	1.22	0	0	0.50%	-20.8%	12/31/2022	1.25	0	0	0.25%	-20.6%	12/31/2022	1.28	0	0	0.00%	-20.4%
12/31/2021	1.54	0	0	0.50%	-3.8%	12/31/2021	1.57	0	0	0.25%	-3.6%	12/31/2021	1.61	0	0	0.00%	-3.3%
12/31/2020	1.60	0	0	0.50%	16.8%	12/31/2020	1.63	0	0	0.25%	17.1%	12/31/2020	1.66	0	0	0.00%	17.4%
12/31/2019	1.37	0	0	0.50%	17.7%	12/31/2019	1.39	0	0	0.25%	18.0%	12/31/2019	1.42	0	0	0.00%	18.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	1.6%
2021	2.1%
2020	1.9%
2019	2.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA CREF Intl Opps Instl Class - 06-6H3 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.21
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.22
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	1.25%	14.0%	12/31/2023	$1.21	0	$0	1.00%	14.3%	12/31/2023	$1.22	0	$0	0.75%	14.6%
12/31/2022	1.06	0	0	1.25%	5.9%	12/31/2022	1.06	0	0	1.00%	6.0%	12/31/2022	1.06	0	0	0.75%	6.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	0.50%	14.8%	12/31/2023	$1.22	0	$0	0.25%	15.1%	12/31/2023	$1.23	0	$0	0.00%	15.4%
12/31/2022	1.06	0	0	0.50%	6.2%	12/31/2022	1.06	0	0	0.25%	6.2%	12/31/2022	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust TIAA CREF Intl Opps Retl Adv Class - 06-6J9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,420	$36,570	2,878
Receivables: investments sold	40
Payables: investments purchased	-
Net assets	$42,460

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,460	35,296	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.21
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.22
Total	$42,460	35,296

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$374
Mortality & expense charges			(472)
Net investment income (loss)			(98)

Gain (loss) on investments:
Net realized gain (loss)			41
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			4,855
Net gain (loss)			4,896

Increase (decrease) in net assets from operations			$4,798

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(98)	$(72)
Net realized gain (loss)		41	2
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		4,855	995

Increase (decrease) in net assets from operations		4,798	925

Contract owner transactions:
Proceeds from units sold		4,498	32,239
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		4,498	32,239
Net increase (decrease)		9,296	33,164
Net assets, beginning		33,164	-
Net assets, ending		$42,460	$33,164

Units sold		3,970	31,326
Units redeemed		-	-
Net increase (decrease)		3,970	31,326
Units outstanding, beginning		31,326	-
Units outstanding, ending		35,296	31,326

* Date of Fund Inception into Variable Account: 9 /22 /2022
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$36,737
Cost of units redeemed/account charges			-
Net investment income (loss)			(170)
Net realized gain (loss)			43
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,850
Net assets			$42,460
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	35	$42	1.25%	13.6%	12/31/2023	$1.21	0	$0	1.00%	13.9%	12/31/2023	$1.21	0	$0	0.75%	14.2%
12/31/2022	1.06	31	33	1.25%	5.9%	12/31/2022	1.06	0	0	1.00%	5.9%	12/31/2022	1.06	0	0	0.75%	6.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	14.5%	12/31/2023	$1.22	0	$0	0.25%	14.8%	12/31/2023	$1.22	0	$0	0.00%	15.1%
12/31/2022	1.06	0	0	0.50%	6.1%	12/31/2022	1.06	0	0	0.25%	6.2%	12/31/2022	1.06	0	0	0.00%	6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Timothy Plan Strategic Growth Fund A Class - 06-341

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$61,016	$55,786	6,569
Receivables: investments sold	-
Payables: investments purchased	(54)
Net assets	$60,962

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$60,962	51,954	$1.17
Band 100	-	-	1.22
Band 75	-	-	1.27
Band 50	-	-	1.32
Band 25	-	-	1.38
Band 0	-	-	1.44
Total	$60,962	51,954

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$803
Mortality & expense charges			(746)
Net investment income (loss)			57

Gain (loss) on investments:
Net realized gain (loss)			438
Realized gain distributions			141
Net change in unrealized appreciation (depreciation)			2,954
Net gain (loss)			3,533

Increase (decrease) in net assets from operations			$3,590

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57	$(431)
Net realized gain (loss)		438	687
Realized gain distributions		141	3,674
Net change in unrealized appreciation (depreciation)		2,954	(14,685)

Increase (decrease) in net assets from operations		3,590	(10,755)

Contract owner transactions:
Proceeds from units sold		5,477	3,026
Cost of units redeemed		(7,007)	(5,475)
Account charges		(24)	(17)
Increase (decrease)		(1,554)	(2,466)
Net increase (decrease)		2,036	(13,221)
Net assets, beginning		58,926	72,147
Net assets, ending		$60,962	$58,926

Units sold		4,854	2,682
Units redeemed		(6,294)	(4,977)
Net increase (decrease)		(1,440)	(2,295)
Units outstanding, beginning		53,394	55,689
Units outstanding, ending		51,954	53,394

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$323,746
Cost of units redeemed/account charges			(319,557)
Net investment income (loss)			(14,387)
Net realized gain (loss)			51,269
Realized gain distributions			14,661
Net change in unrealized appreciation (depreciation)			5,230
Net assets			$60,962
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.17	52	$61	1.25%	6.3%	12/31/2023	$1.22	0	$0	1.00%	6.6%	12/31/2023	$1.27	0	$0	0.75%	6.9%
12/31/2022	1.10	53	59	1.25%	-14.8%	12/31/2022	1.15	0	0	1.00%	-14.6%	12/31/2022	1.19	0	0	0.75%	-14.4%
12/31/2021	1.30	56	72	1.25%	10.3%	12/31/2021	1.34	0	0	1.00%	10.6%	12/31/2021	1.39	0	0	0.75%	10.9%
12/31/2020	1.17	54	64	1.25%	6.8%	12/31/2020	1.21	0	0	1.00%	7.0%	12/31/2020	1.25	0	0	0.75%	7.3%
12/31/2019	1.10	63	69	1.25%	17.4%	12/31/2019	1.13	0	0	1.00%	17.7%	12/31/2019	1.17	0	0	0.75%	17.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	7.1%	12/31/2023	$1.38	0	$0	0.25%	7.4%	12/31/2023	$1.44	0	$0	0.00%	7.7%
12/31/2022	1.24	0	0	0.50%	-14.2%	12/31/2022	1.28	0	0	0.25%	-14.0%	12/31/2022	1.33	0	0	0.00%	-13.7%
12/31/2021	1.44	0	0	0.50%	11.1%	12/31/2021	1.49	0	0	0.25%	11.4%	12/31/2021	1.55	0	0	0.00%	11.7%
12/31/2020	1.30	0	0	0.50%	7.6%	12/31/2020	1.34	0	0	0.25%	7.8%	12/31/2020	1.38	0	0	0.00%	8.1%
12/31/2019	1.20	0	0	0.50%	18.2%	12/31/2019	1.24	0	0	0.25%	18.5%	12/31/2019	1.28	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	0.5%
2021	0.2%
2020	0.1%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Timothy Plan Conservative Growth Fund A Class - 06-339

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$144,259	$149,895	14,396
Receivables: investments sold	-
Payables: investments purchased	(3)
Net assets	$144,256

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$144,256	122,762	$1.18
Band 100	-	-	1.22
Band 75	-	-	1.27
Band 50	-	-	1.33
Band 25	-	-	1.38
Band 0	-	-	1.44
Total	$144,256	122,762

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,127
Mortality & expense charges			(1,699)
Net investment income (loss)			428

Gain (loss) on investments:
Net realized gain (loss)			(342)
Realized gain distributions			215
Net change in unrealized appreciation (depreciation)			6,898
Net gain (loss)			6,771

Increase (decrease) in net assets from operations			$7,199

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$428	$(1,998)
Net realized gain (loss)		(342)	(1,331)
Realized gain distributions		215	6,171
Net change in unrealized appreciation (depreciation)		6,898	(37,413)

Increase (decrease) in net assets from operations		7,199	(34,571)

Contract owner transactions:
Proceeds from units sold		7,824	29,436
Cost of units redeemed		(3,657)	(116,348)
Account charges		(23)	(241)
Increase (decrease)		4,144	(87,153)
Net increase (decrease)		11,343	(121,724)
Net assets, beginning		132,913	254,637
Net assets, ending		$144,256	$132,913

Units sold		6,933	24,937
Units redeemed		(3,244)	(102,092)
Net increase (decrease)		3,689	(77,155)
Units outstanding, beginning		119,073	196,228
Units outstanding, ending		122,762	119,073

* Date of Fund Inception into Variable Account: 11 /12 /2007
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$618,569
Cost of units redeemed/account charges			(520,877)
Net investment income (loss)			(19,726)
Net realized gain (loss)			23,804
Realized gain distributions			48,122
Net change in unrealized appreciation (depreciation)			(5,636)
Net assets			$144,256
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	123	$144	1.25%	5.3%	12/31/2023	$1.22	0	$0	1.00%	5.5%	12/31/2023	$1.27	0	$0	0.75%	5.8%
12/31/2022	1.12	119	133	1.25%	-14.0%	12/31/2022	1.16	0	0	1.00%	-13.8%	12/31/2022	1.20	0	0	0.75%	-13.6%
12/31/2021	1.30	196	255	1.25%	6.3%	12/31/2021	1.34	0	0	1.00%	6.6%	12/31/2021	1.39	0	0	0.75%	6.8%
12/31/2020	1.22	185	226	1.25%	6.4%	12/31/2020	1.26	0	0	1.00%	6.6%	12/31/2020	1.30	0	0	0.75%	6.9%
12/31/2019	1.15	179	205	1.25%	13.3%	12/31/2019	1.18	0	0	1.00%	13.6%	12/31/2019	1.22	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	6.1%	12/31/2023	$1.38	0	$0	0.25%	6.3%	12/31/2023	$1.44	0	$0	0.00%	6.6%
12/31/2022	1.25	0	0	0.50%	-13.3%	12/31/2022	1.30	0	0	0.25%	-13.1%	12/31/2022	1.35	0	0	0.00%	-12.9%
12/31/2021	1.44	0	0	0.50%	7.1%	12/31/2021	1.49	0	0	0.25%	7.4%	12/31/2021	1.55	0	0	0.00%	7.6%
12/31/2020	1.35	0	0	0.50%	7.2%	12/31/2020	1.39	0	0	0.25%	7.4%	12/31/2020	1.44	0	0	0.00%	7.7%
12/31/2019	1.26	0	0	0.50%	14.2%	12/31/2019	1.30	0	0	0.25%	14.5%	12/31/2019	1.34	0	0	0.00%	14.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	0.3%
2021	0.1%
2020	0.4%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap R6 Retirement Class - 06-6PW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.09
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.10
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /24 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	1.25%	9.4%	12/31/2023	$1.09	0	$0	1.00%	9.5%	12/31/2023	$1.10	0	$0	0.75%	9.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	9.7%	12/31/2023	$1.10	0	$0	0.25%	9.8%	12/31/2023	$1.10	0	$0	0.00%	9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Sustainability and Impact Equity Fund A Class - 06-701

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$68,670	$65,244	2,945
Receivables: investments sold	-
Payables: investments purchased	(1)
Net assets	$68,669

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,947	22,543	$2.26
Band 100	17,722	7,623	2.32
Band 75	-	-	2.39
Band 50	-	-	2.46
Band 25	-	-	2.53
Band 0	-	-	2.60
Total	$68,669	30,166

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$990
Mortality & expense charges			(525)
Net investment income (loss)			465

Gain (loss) on investments:
Net realized gain (loss)			(364)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			9,160
Net gain (loss)			8,796

Increase (decrease) in net assets from operations			$9,261

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$465	$58
Net realized gain (loss)		(364)	70
Realized gain distributions		-	1,817
Net change in unrealized appreciation (depreciation)		9,160	(9,109)

Increase (decrease) in net assets from operations		9,261	(7,164)

Contract owner transactions:
Proceeds from units sold		29,329	1,976
Cost of units redeemed		(3,136)	(2,643)
Account charges		(10)	(15)
Increase (decrease)		26,183	(682)
Net increase (decrease)		35,444	(7,846)
Net assets, beginning		33,225	41,071
Net assets, ending		$68,669	$33,225

Units sold		14,034	984
Units redeemed		(1,591)	(1,228)
Net increase (decrease)		12,443	(244)
Units outstanding, beginning		17,723	17,967
Units outstanding, ending		30,166	17,723

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$171,642
Cost of units redeemed/account charges			(126,747)
Net investment income (loss)			(1,317)
Net realized gain (loss)			(22,855)
Realized gain distributions			44,520
Net change in unrealized appreciation (depreciation)			3,426
Net assets			$68,669
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.26	23	$51	1.25%	21.9%	12/31/2023	$2.32	8	$18	1.00%	22.2%	12/31/2023	$2.39	0	$0	0.75%	22.5%
12/31/2022	1.85	10	19	1.25%	-18.1%	12/31/2022	1.90	8	15	1.00%	-17.9%	12/31/2022	1.95	0	0	0.75%	-17.7%
12/31/2021	2.26	10	23	1.25%	10.6%	12/31/2021	2.32	8	18	1.00%	10.9%	12/31/2021	2.37	0	0	0.75%	11.1%
12/31/2020	2.05	10	21	1.25%	13.0%	12/31/2020	2.09	8	16	1.00%	13.3%	12/31/2020	2.13	0	0	0.75%	13.6%
12/31/2019	1.81	11	19	1.25%	19.7%	12/31/2019	1.84	8	14	1.00%	20.0%	12/31/2019	1.88	0	0	0.75%	20.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.46	0	$0	0.50%	22.8%	12/31/2023	$2.53	0	$0	0.25%	23.1%	12/31/2023	$2.60	0	$0	0.00%	23.4%
12/31/2022	2.00	0	0	0.50%	-17.5%	12/31/2022	2.06	0	0	0.25%	-17.3%	12/31/2022	2.11	0	0	0.00%	-17.1%
12/31/2021	2.43	0	0	0.50%	11.4%	12/31/2021	2.48	0	0	0.25%	11.7%	12/31/2021	2.54	0	0	0.00%	12.0%
12/31/2020	2.18	0	0	0.50%	13.9%	12/31/2020	2.22	0	0	0.25%	14.2%	12/31/2020	2.27	0	0	0.00%	14.4%
12/31/2019	1.91	0	0	0.50%	20.6%	12/31/2019	1.95	0	0	0.25%	20.9%	12/31/2019	1.98	0	0	0.00%	21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.2%
2021	1.0%
2020	0.3%
2019	0.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Value Fund A Class - 06-702

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,401	$24,105	2,424
Receivables: investments sold	-
Payables: investments purchased	(2)
Net assets	$26,399

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,080	9,582	$2.62
Band 100	1,319	490	2.69
Band 75	-	-	2.77
Band 50	-	-	2.85
Band 25	-	-	2.93
Band 0	-	-	3.01
Total	$26,399	10,072

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$344
Mortality & expense charges			(301)
Net investment income (loss)			43

Gain (loss) on investments:
Net realized gain (loss)			8
Realized gain distributions			211
Net change in unrealized appreciation (depreciation)			2,014
Net gain (loss)			2,233

Increase (decrease) in net assets from operations			$2,276

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$43	$(23)
Net realized gain (loss)		8	1,364
Realized gain distributions		211	1,359
Net change in unrealized appreciation (depreciation)		2,014	(4,354)

Increase (decrease) in net assets from operations		2,276	(1,654)

Contract owner transactions:
Proceeds from units sold		1	1,151
Cost of units redeemed		-	(15,020)
Account charges		(6)	(6)
Increase (decrease)		(5)	(13,875)
Net increase (decrease)		2,271	(15,529)
Net assets, beginning		24,128	39,657
Net assets, ending		$26,399	$24,128

Units sold		-	475
Units redeemed		(3)	(6,278)
Net increase (decrease)		(3)	(5,803)
Units outstanding, beginning		10,075	15,878
Units outstanding, ending		10,072	10,075

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,982,947
Cost of units redeemed/account charges			(2,341,099)
Net investment income (loss)			20,615
Net realized gain (loss)			183,226
Realized gain distributions			178,414
Net change in unrealized appreciation (depreciation)			2,296
Net assets			$26,399
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.62	10	$25	1.25%	9.4%	12/31/2023	$2.69	0	$1	1.00%	9.7%	12/31/2023	$2.77	0	$0	0.75%	10.0%
12/31/2022	2.39	10	23	1.25%	-4.2%	12/31/2022	2.45	0	1	1.00%	-3.9%	12/31/2022	2.52	0	0	0.75%	-3.7%
12/31/2021	2.50	15	38	1.25%	23.0%	12/31/2021	2.55	0	1	1.00%	23.4%	12/31/2021	2.61	0	0	0.75%	23.7%
12/31/2020	2.03	16	32	1.25%	1.8%	12/31/2020	2.07	0	1	1.00%	2.1%	12/31/2020	2.11	0	0	0.75%	2.3%
12/31/2019	1.99	17	34	1.25%	23.9%	12/31/2019	2.03	0	1	1.00%	24.3%	12/31/2019	2.07	0	0	0.75%	24.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.85	0	$0	0.50%	10.2%	12/31/2023	$2.93	0	$0	0.25%	10.5%	12/31/2023	$3.01	0	$0	0.00%	10.8%
12/31/2022	2.58	0	0	0.50%	-3.4%	12/31/2022	2.65	0	0	0.25%	-3.2%	12/31/2022	2.72	0	0	0.00%	-3.0%
12/31/2021	2.68	0	0	0.50%	24.0%	12/31/2021	2.74	0	0	0.25%	24.3%	12/31/2021	2.80	0	0	0.00%	24.6%
12/31/2020	2.16	0	0	0.50%	2.6%	12/31/2020	2.20	0	0	0.25%	2.8%	12/31/2020	2.25	0	0	0.00%	3.1%
12/31/2019	2.10	0	0	0.50%	24.9%	12/31/2019	2.14	0	0	0.25%	25.2%	12/31/2019	2.18	0	0	0.00%	25.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.0%
2021	0.9%
2020	1.3%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund Y Class - 06-624

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$88,272	$68,453	1,401
Receivables: investments sold	24
Payables: investments purchased	-
Net assets	$88,296

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$88,296	25,252	$3.50
Band 100	-	-	3.60
Band 75	-	-	3.71
Band 50	-	-	3.82
Band 25	-	-	3.93
Band 0	-	-	4.05
Total	$88,296	25,252

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$345
Mortality & expense charges			(1,014)
Net investment income (loss)			(669)

Gain (loss) on investments:
Net realized gain (loss)			868
Realized gain distributions			726
Net change in unrealized appreciation (depreciation)			15,850
Net gain (loss)			17,444

Increase (decrease) in net assets from operations			$16,775

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(669)	$(872)
Net realized gain (loss)		868	7,130
Realized gain distributions		726	2,193
Net change in unrealized appreciation (depreciation)		15,850	(27,553)

Increase (decrease) in net assets from operations		16,775	(19,102)

Contract owner transactions:
Proceeds from units sold		4,558	3,692
Cost of units redeemed		(4,399)	(31,818)
Account charges		-	-
Increase (decrease)		159	(28,126)
Net increase (decrease)		16,934	(47,228)
Net assets, beginning		71,362	118,590
Net assets, ending		$88,296	$71,362

Units sold		1,421	1,232
Units redeemed		(1,385)	(9,883)
Net increase (decrease)		36	(8,651)
Units outstanding, beginning		25,216	33,867
Units outstanding, ending		25,252	25,216

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,281,426
Cost of units redeemed/account charges			(1,284,055)
Net investment income (loss)			(1,490)
Net realized gain (loss)			28,973
Realized gain distributions			43,623
Net change in unrealized appreciation (depreciation)			19,819
Net assets			$88,296
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.50	25	$88	1.25%	23.6%	12/31/2023	$3.60	0	$0	1.00%	23.9%	12/31/2023	$3.71	0	$0	0.75%	24.2%
12/31/2022	2.83	25	71	1.25%	-19.2%	12/31/2022	2.91	0	0	1.00%	-19.0%	12/31/2022	2.99	0	0	0.75%	-18.8%
12/31/2021	3.50	34	119	1.25%	25.2%	12/31/2021	3.59	0	0	1.00%	25.6%	12/31/2021	3.68	0	0	0.75%	25.9%
12/31/2020	2.80	32	90	1.25%	23.1%	12/31/2020	2.86	0	0	1.00%	23.4%	12/31/2020	2.92	0	0	0.75%	23.8%
12/31/2019	2.27	70	159	1.25%	25.8%	12/31/2019	2.31	0	0	1.00%	26.1%	12/31/2019	2.36	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.82	0	$0	0.50%	24.5%	12/31/2023	$3.93	0	$0	0.25%	24.8%	12/31/2023	$4.05	0	$0	0.00%	25.1%
12/31/2022	3.07	0	0	0.50%	-18.6%	12/31/2022	3.15	0	0	0.25%	-18.4%	12/31/2022	3.24	0	0	0.00%	-18.2%
12/31/2021	3.77	0	0	0.50%	26.2%	12/31/2021	3.86	0	0	0.25%	26.5%	12/31/2021	3.95	0	0	0.00%	26.8%
12/31/2020	2.98	0	0	0.50%	24.1%	12/31/2020	3.05	0	0	0.25%	24.4%	12/31/2020	3.12	0	0	0.00%	24.7%
12/31/2019	2.41	0	0	0.50%	26.7%	12/31/2019	2.45	0	0	0.25%	27.0%	12/31/2019	2.50	0	0	0.00%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.1%
2021	0.2%
2020	0.2%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund Institutional Class - 06-GPG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.78
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.89
Band 0	-	-	1.92
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	1.25%	23.6%	12/31/2023	$1.81	0	$0	1.00%	23.9%	12/31/2023	$1.84	0	$0	0.75%	24.2%
12/31/2022	1.44	0	0	1.25%	-19.1%	12/31/2022	1.46	0	0	1.00%	-18.9%	12/31/2022	1.48	0	0	0.75%	-18.7%
12/31/2021	1.78	0	0	1.25%	25.3%	12/31/2021	1.80	0	0	1.00%	25.6%	12/31/2021	1.82	0	0	0.75%	25.9%
12/31/2020	1.42	0	0	1.25%	23.2%	12/31/2020	1.43	0	0	1.00%	23.5%	12/31/2020	1.45	0	0	0.75%	23.8%
12/31/2019	1.16	0	0	1.25%	25.9%	12/31/2019	1.16	0	0	1.00%	26.2%	12/31/2019	1.17	0	0	0.75%	26.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.87	0	$0	0.50%	24.6%	12/31/2023	$1.89	0	$0	0.25%	24.9%	12/31/2023	$1.92	0	$0	0.00%	25.2%
12/31/2022	1.50	0	0	0.50%	-18.5%	12/31/2022	1.52	0	0	0.25%	-18.3%	12/31/2022	1.54	0	0	0.00%	-18.1%
12/31/2021	1.84	0	0	0.50%	26.2%	12/31/2021	1.86	0	0	0.25%	26.5%	12/31/2021	1.88	0	0	0.00%	26.9%
12/31/2020	1.46	0	0	0.50%	24.1%	12/31/2020	1.47	0	0	0.25%	24.4%	12/31/2020	1.48	0	0	0.00%	24.8%
12/31/2019	1.17	0	0	0.50%	26.8%	12/31/2019	1.18	0	0	0.25%	27.2%	12/31/2019	1.19	0	0	0.00%	27.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth Fund A Class - 06-GPH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.74
Band 100	-	-	1.77
Band 75	-	-	1.79
Band 50	-	-	1.82
Band 25	-	-	1.85
Band 0	-	-	1.88
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.74	0	$0	1.25%	22.7%	12/31/2023	$1.77	0	$0	1.00%	23.0%	12/31/2023	$1.79	0	$0	0.75%	23.3%
12/31/2022	1.42	0	0	1.25%	-27.1%	12/31/2022	1.44	0	0	1.00%	-26.9%	12/31/2022	1.45	0	0	0.75%	-26.7%
12/31/2021	1.94	0	0	1.25%	14.4%	12/31/2021	1.96	0	0	1.00%	14.7%	12/31/2021	1.98	0	0	0.75%	15.0%
12/31/2020	1.70	0	0	1.25%	25.4%	12/31/2020	1.71	0	0	1.00%	25.7%	12/31/2020	1.73	0	0	0.75%	26.1%
12/31/2019	1.35	0	0	1.25%	40.4%	12/31/2019	1.36	0	0	1.00%	40.7%	12/31/2019	1.37	0	0	0.75%	41.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	0	$0	0.50%	23.6%	12/31/2023	$1.85	0	$0	0.25%	23.9%	12/31/2023	$1.88	0	$0	0.00%	24.2%
12/31/2022	1.47	0	0	0.50%	-26.5%	12/31/2022	1.49	0	0	0.25%	-26.3%	12/31/2022	1.51	0	0	0.00%	-26.2%
12/31/2021	2.00	0	0	0.50%	15.3%	12/31/2021	2.02	0	0	0.25%	15.6%	12/31/2021	2.05	0	0	0.00%	15.9%
12/31/2020	1.74	0	0	0.50%	26.4%	12/31/2020	1.75	0	0	0.25%	26.7%	12/31/2020	1.77	0	0	0.00%	27.0%
12/31/2019	1.38	0	0	0.50%	41.4%	12/31/2019	1.38	0	0	0.25%	41.8%	12/31/2019	1.39	0	0	0.00%	42.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,574	$4,415	125
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$4,574

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,574	2,577	$1.78
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.89
Band 0	-	-	1.91
Total	$4,574	2,577

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(50)
Net investment income (loss)			(50)

Gain (loss) on investments:
Net realized gain (loss)			(4)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			917
Net gain (loss)			913

Increase (decrease) in net assets from operations			$863

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(50)	$(51)
Net realized gain (loss)		(4)	(72)
Realized gain distributions		-	90
Net change in unrealized appreciation (depreciation)		917	(1,298)

Increase (decrease) in net assets from operations		863	(1,331)

Contract owner transactions:
Proceeds from units sold		-	897
Cost of units redeemed		(1)	(452)
Account charges		(6)	(35)
Increase (decrease)		(7)	410
Net increase (decrease)		856	(921)
Net assets, beginning		3,718	4,639
Net assets, ending		$4,574	$3,718

Units sold		1	555
Units redeemed		(4)	(331)
Net increase (decrease)		(3)	224
Units outstanding, beginning		2,580	2,356
Units outstanding, ending		2,577	2,580

* Date of Fund Inception into Variable Account: 12 /14 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,165
Cost of units redeemed/account charges			(529)
Net investment income (loss)			(181)
Net realized gain (loss)			(56)
Realized gain distributions			1,016
Net change in unrealized appreciation (depreciation)			159
Net assets			$4,574
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	3	$5	1.25%	23.2%	12/31/2023	$1.80	0	$0	1.00%	23.5%	12/31/2023	$1.83	0	$0	0.75%	23.8%
12/31/2022	1.44	3	4	1.25%	-26.8%	12/31/2022	1.46	0	0	1.00%	-26.6%	12/31/2022	1.48	0	0	0.75%	-26.4%
12/31/2021	1.97	2	5	1.25%	14.8%	12/31/2021	1.99	0	0	1.00%	15.1%	12/31/2021	2.01	0	0	0.75%	15.4%
12/31/2020	1.71	2	3	1.25%	25.8%	12/31/2020	1.73	0	0	1.00%	26.2%	12/31/2020	1.74	0	0	0.75%	26.5%
12/31/2019	1.36	1	1	1.25%	40.7%	12/31/2019	1.37	0	0	1.00%	41.1%	12/31/2019	1.38	0	0	0.75%	41.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	0	$0	0.50%	24.1%	12/31/2023	$1.89	0	$0	0.25%	24.4%	12/31/2023	$1.91	0	$0	0.00%	24.7%
12/31/2022	1.50	0	0	0.50%	-26.3%	12/31/2022	1.52	0	0	0.25%	-26.1%	12/31/2022	1.53	0	0	0.00%	-25.9%
12/31/2021	2.03	0	0	0.50%	15.7%	12/31/2021	2.05	0	0	0.25%	16.0%	12/31/2021	2.07	0	0	0.00%	16.3%
12/31/2020	1.75	0	0	0.50%	26.8%	12/31/2020	1.77	0	0	0.25%	27.1%	12/31/2020	1.78	0	0	0.00%	27.4%
12/31/2019	1.38	0	0	0.50%	41.8%	12/31/2019	1.39	0	0	0.25%	42.2%	12/31/2019	1.40	0	0	0.00%	42.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Large Cap Focused Fund Institutional Class - 06-3GK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$53,068	$46,922	907
Receivables: investments sold	707
Payables: investments purchased	-
Net assets	$53,775

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$53,775	30,269	$1.78
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.90
Total	$53,775	30,269

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$450
Mortality & expense charges			(447)
Net investment income (loss)			3

Gain (loss) on investments:
Net realized gain (loss)			334
Realized gain distributions			43
Net change in unrealized appreciation (depreciation)			6,146
Net gain (loss)			6,523

Increase (decrease) in net assets from operations			$6,526

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3	$-
Net realized gain (loss)		334	-
Realized gain distributions		43	-
Net change in unrealized appreciation (depreciation)		6,146	-

Increase (decrease) in net assets from operations		6,526	-

Contract owner transactions:
Proceeds from units sold		51,259	-
Cost of units redeemed		(3,992)	-
Account charges		(18)	-
Increase (decrease)		47,249	-
Net increase (decrease)		53,775	-
Net assets, beginning		-	-
Net assets, ending		$53,775	$-

Units sold		32,657	-
Units redeemed		(2,388)	-
Net increase (decrease)		30,269	-
Units outstanding, beginning		-	-
Units outstanding, ending		30,269	-

* Date of Fund Inception into Variable Account: 7 /27 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$51,259
Cost of units redeemed/account charges			(4,010)
Net investment income (loss)			3
Net realized gain (loss)			334
Realized gain distributions			43
Net change in unrealized appreciation (depreciation)			6,146
Net assets			$53,775
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	30	$54	1.25%	23.8%	12/31/2023	$1.80	0	$0	1.00%	24.1%	12/31/2023	$1.83	0	$0	0.75%	24.4%
12/31/2022	1.43	0	0	1.25%	-18.3%	12/31/2022	1.45	0	0	1.00%	-18.1%	12/31/2022	1.47	0	0	0.75%	-17.9%
12/31/2021	1.76	0	0	1.25%	24.1%	12/31/2021	1.77	0	0	1.00%	24.4%	12/31/2021	1.79	0	0	0.75%	24.7%
12/31/2020	1.42	0	0	1.25%	22.7%	12/31/2020	1.42	0	0	1.00%	23.0%	12/31/2020	1.43	0	0	0.75%	23.3%
12/31/2019	1.15	0	0	1.25%	28.9%	12/31/2019	1.16	0	0	1.00%	29.3%	12/31/2019	1.16	0	0	0.75%	29.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	0.50%	24.7%	12/31/2023	$1.88	0	$0	0.25%	25.1%	12/31/2023	$1.90	0	$0	0.00%	25.4%
12/31/2022	1.48	0	0	0.50%	-17.7%	12/31/2022	1.50	0	0	0.25%	-17.5%	12/31/2022	1.52	0	0	0.00%	-17.3%
12/31/2021	1.80	0	0	0.50%	25.0%	12/31/2021	1.82	0	0	0.25%	25.3%	12/31/2021	1.83	0	0	0.00%	25.6%
12/31/2020	1.44	0	0	0.50%	23.6%	12/31/2020	1.45	0	0	0.25%	23.9%	12/31/2020	1.46	0	0	0.00%	24.2%
12/31/2019	1.17	0	0	0.50%	29.9%	12/31/2019	1.17	0	0	0.25%	30.2%	12/31/2019	1.17	0	0	0.00%	30.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Focused Fund A Class - 06-619

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$442,237	$319,891	7,119
Receivables: investments sold	-
Payables: investments purchased	(30)
Net assets	$442,207

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$136,408	40,338	$3.38
Band 100	305,799	87,820	3.48
Band 75	-	-	3.59
Band 50	-	-	3.69
Band 25	-	-	3.80
Band 0	-	-	3.91
Total	$442,207	128,158

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(5,060)
Net investment income (loss)			(5,060)

Gain (loss) on investments:
Net realized gain (loss)			17,568
Realized gain distributions			3,724
Net change in unrealized appreciation (depreciation)			75,231
Net gain (loss)			96,523

Increase (decrease) in net assets from operations			$91,463

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(5,060)	$(6,579)
Net realized gain (loss)		17,568	106,830
Realized gain distributions		3,724	13,480
Net change in unrealized appreciation (depreciation)		75,231	(265,492)

Increase (decrease) in net assets from operations		91,463	(151,761)

Contract owner transactions:
Proceeds from units sold		-	5,979
Cost of units redeemed		(78,954)	(384,059)
Account charges		(71)	(82)
Increase (decrease)		(79,025)	(378,162)
Net increase (decrease)		12,438	(529,923)
Net assets, beginning		429,769	959,692
Net assets, ending		$442,207	$429,769

Units sold		-	10,701
Units redeemed		(25,870)	(135,786)
Net increase (decrease)		(25,870)	(125,085)
Units outstanding, beginning		154,028	279,113
Units outstanding, ending		128,158	154,028

* Date of Fund Inception into Variable Account: 4 /12 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,071,728
Cost of units redeemed/account charges			(2,414,604)
Net investment income (loss)			(77,463)
Net realized gain (loss)			477,486
Realized gain distributions			262,714
Net change in unrealized appreciation (depreciation)			122,346
Net assets			$442,207
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.38	40	$136	1.25%	23.2%	12/31/2023	$3.48	88	$306	1.00%	23.5%	12/31/2023	$3.59	0	$0	0.75%	23.8%
12/31/2022	2.74	61	166	1.25%	-19.4%	12/31/2022	2.82	93	263	1.00%	-19.2%	12/31/2022	2.90	0	0	0.75%	-19.0%
12/31/2021	3.41	173	589	1.25%	24.9%	12/31/2021	3.49	106	371	1.00%	25.2%	12/31/2021	3.58	0	0	0.75%	25.5%
12/31/2020	2.73	182	497	1.25%	22.7%	12/31/2020	2.79	117	326	1.00%	23.0%	12/31/2020	2.85	0	0	0.75%	23.3%
12/31/2019	2.22	192	426	1.25%	25.4%	12/31/2019	2.27	148	336	1.00%	25.8%	12/31/2019	2.31	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.69	0	$0	0.50%	24.1%	12/31/2023	$3.80	0	$0	0.25%	24.4%	12/31/2023	$3.91	0	$0	0.00%	24.7%
12/31/2022	2.97	0	0	0.50%	-18.8%	12/31/2022	3.06	0	0	0.25%	-18.6%	12/31/2022	3.14	0	0	0.00%	-18.4%
12/31/2021	3.66	0	0	0.50%	25.8%	12/31/2021	3.75	0	0	0.25%	26.1%	12/31/2021	3.85	0	0	0.00%	26.4%
12/31/2020	2.91	0	0	0.50%	23.6%	12/31/2020	2.98	0	0	0.25%	24.0%	12/31/2020	3.04	0	0	0.00%	24.3%
12/31/2019	2.36	0	0	0.50%	26.4%	12/31/2019	2.40	0	0	0.25%	26.7%	12/31/2019	2.45	0	0	0.00%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Small Company Fund R Class - 06-4PF (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.51
Band 100	-	-	1.52
Band 75	-	-	1.54
Band 50	-	-	1.55
Band 25	-	-	1.56
Band 0	-	-	1.57
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	0	$0	1.25%	14.9%	12/31/2023	$1.52	0	$0	1.00%	15.2%	12/31/2023	$1.54	0	$0	0.75%	15.5%
12/31/2022	1.32	0	0	1.25%	-15.4%	12/31/2022	1.32	0	0	1.00%	-15.2%	12/31/2022	1.33	0	0	0.75%	-15.0%
12/31/2021	1.56	0	0	1.25%	22.1%	12/31/2021	1.56	0	0	1.00%	22.4%	12/31/2021	1.56	0	0	0.75%	22.7%
12/31/2020	1.27	0	0	1.25%	27.4%	12/31/2020	1.27	0	0	1.00%	27.4%	12/31/2020	1.27	0	0	0.75%	27.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	0	$0	0.50%	15.8%	12/31/2023	$1.56	0	$0	0.25%	16.1%	12/31/2023	$1.57	0	$0	0.00%	16.3%
12/31/2022	1.34	0	0	0.50%	-14.7%	12/31/2022	1.35	0	0	0.25%	-14.5%	12/31/2022	1.35	0	0	0.00%	-14.3%
12/31/2021	1.57	0	0	0.50%	23.1%	12/31/2021	1.57	0	0	0.25%	23.4%	12/31/2021	1.58	0	0	0.00%	23.7%
12/31/2020	1.28	0	0	0.50%	27.5%	12/31/2020	1.28	0	0	0.25%	27.6%	12/31/2020	1.28	0	0	0.00%	27.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Mid Cap Growth R6 Class - 06-4Y4 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	1.25%	23.3%	12/31/2023	$0.96	0	$0	1.00%	23.6%	12/31/2023	$0.97	0	$0	0.75%	23.9%
12/31/2022	0.77	0	0	1.25%	-26.7%	12/31/2022	0.78	0	0	1.00%	-26.6%	12/31/2022	0.78	0	0	0.75%	-26.4%
12/31/2021	1.06	0	0	1.25%	5.7%	12/31/2021	1.06	0	0	1.00%	5.8%	12/31/2021	1.06	0	0	0.75%	5.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	24.2%	12/31/2023	$0.98	0	$0	0.25%	24.5%	12/31/2023	$0.98	0	$0	0.00%	24.8%
12/31/2022	0.78	0	0	0.50%	-26.2%	12/31/2022	0.79	0	0	0.25%	-26.0%	12/31/2022	0.79	0	0	0.00%	-25.8%
12/31/2021	1.06	0	0	0.50%	6.1%	12/31/2021	1.06	0	0	0.25%	6.2%	12/31/2021	1.06	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Growth Opportunities Fund A Class - 06-699

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$275,984	$235,962	6,811
Receivables: investments sold	-
Payables: investments purchased	(31)
Net assets	$275,953

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$189,299	48,793	$3.88
Band 100	86,654	21,713	3.99
Band 75	-	-	4.11
Band 50	-	-	4.22
Band 25	-	-	4.34
Band 0	-	-	4.47
Total	$275,953	70,506

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(2,643)
Net investment income (loss)			(2,643)

Gain (loss) on investments:
Net realized gain (loss)			(57)
Realized gain distributions			7,160
Net change in unrealized appreciation (depreciation)			72,020
Net gain (loss)			79,123

Increase (decrease) in net assets from operations			$76,480

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(2,643)	$(2,540)
Net realized gain (loss)		(57)	201
Realized gain distributions		7,160	4,419
Net change in unrealized appreciation (depreciation)		72,020	(81,405)

Increase (decrease) in net assets from operations		76,480	(79,325)

Contract owner transactions:
Proceeds from units sold		18,665	1
Cost of units redeemed		(9,097)	(735)
Account charges		(9)	(1)
Increase (decrease)		9,559	(735)
Net increase (decrease)		86,039	(80,060)
Net assets, beginning		189,914	269,974
Net assets, ending		$275,953	$189,914

Units sold		4,851	-
Units redeemed		(2,883)	(211)
Net increase (decrease)		1,968	(211)
Units outstanding, beginning		68,538	68,749
Units outstanding, ending		70,506	68,538

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$537,176
Cost of units redeemed/account charges			(583,682)
Net investment income (loss)			(32,175)
Net realized gain (loss)			71,632
Realized gain distributions			242,980
Net change in unrealized appreciation (depreciation)			40,022
Net assets			$275,953
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.88	49	$189	1.25%	40.9%	12/31/2023	$3.99	22	$87	1.00%	41.3%	12/31/2023	$4.11	0	$0	0.75%	41.6%
12/31/2022	2.75	52	142	1.25%	-29.5%	12/31/2022	2.83	17	48	1.00%	-29.3%	12/31/2022	2.90	0	0	0.75%	-29.1%
12/31/2021	3.90	52	203	1.25%	21.2%	12/31/2021	4.00	17	67	1.00%	21.5%	12/31/2021	4.09	0	0	0.75%	21.8%
12/31/2020	3.22	74	237	1.25%	31.4%	12/31/2020	3.29	17	55	1.00%	31.8%	12/31/2020	3.36	0	0	0.75%	32.1%
12/31/2019	2.45	80	197	1.25%	39.7%	12/31/2019	2.50	17	42	1.00%	40.1%	12/31/2019	2.54	0	0	0.75%	40.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.22	0	$0	0.50%	42.0%	12/31/2023	$4.34	0	$0	0.25%	42.3%	12/31/2023	$4.47	0	$0	0.00%	42.7%
12/31/2022	2.97	0	0	0.50%	-29.0%	12/31/2022	3.05	0	0	0.25%	-28.8%	12/31/2022	3.13	0	0	0.00%	-28.6%
12/31/2021	4.19	0	0	0.50%	22.1%	12/31/2021	4.29	0	0	0.25%	22.4%	12/31/2021	4.39	0	0	0.00%	22.7%
12/31/2020	3.43	0	0	0.50%	32.4%	12/31/2020	3.50	0	0	0.25%	32.7%	12/31/2020	3.57	0	0	0.00%	33.1%
12/31/2019	2.59	0	0	0.50%	40.8%	12/31/2019	2.64	0	0	0.25%	41.1%	12/31/2019	2.69	0	0	0.00%	41.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Touchstone Flexible Income Fund A Class - 06-703

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$173,211	$171,916	17,015
Receivables: investments sold	6
Payables: investments purchased	-
Net assets	$173,217

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$168,740	135,613	$1.24
Band 100	4,477	3,498	1.28
Band 75	-	-	1.32
Band 50	-	-	1.35
Band 25	-	-	1.39
Band 0	-	-	1.43
Total	$173,217	139,111

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,759
Mortality & expense charges			(1,250)
Net investment income (loss)			2,509

Gain (loss) on investments:
Net realized gain (loss)			(164)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,555
Net gain (loss)			5,391

Increase (decrease) in net assets from operations			$7,900

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,509	$1,108
Net realized gain (loss)		(164)	(1,316)
Realized gain distributions		-	730
Net change in unrealized appreciation (depreciation)		5,555	(6,960)

Increase (decrease) in net assets from operations		7,900	(6,438)

Contract owner transactions:
Proceeds from units sold		108,087	15,122
Cost of units redeemed		(957)	(15,228)
Account charges		(5)	(6)
Increase (decrease)		107,125	(112)
Net increase (decrease)		115,025	(6,550)
Net assets, beginning		58,192	64,742
Net assets, ending		$173,217	$58,192

Units sold		90,253	12,688
Units redeemed		(801)	(13,015)
Net increase (decrease)		89,452	(327)
Units outstanding, beginning		49,659	49,986
Units outstanding, ending		139,111	49,659

* Date of Fund Inception into Variable Account: 9 /7 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$618,103
Cost of units redeemed/account charges			(484,617)
Net investment income (loss)			44,016
Net realized gain (loss)			(7,254)
Realized gain distributions			1,674
Net change in unrealized appreciation (depreciation)			1,295
Net assets			$173,217
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	136	$169	1.25%	6.4%	12/31/2023	$1.28	3	$4	1.00%	6.7%	12/31/2023	$1.32	0	$0	0.75%	6.9%
12/31/2022	1.17	46	54	1.25%	-9.5%	12/31/2022	1.20	4	4	1.00%	-9.3%	12/31/2022	1.23	0	0	0.75%	-9.1%
12/31/2021	1.29	46	60	1.25%	1.6%	12/31/2021	1.32	4	5	1.00%	1.8%	12/31/2021	1.35	0	0	0.75%	2.1%
12/31/2020	1.27	46	59	1.25%	6.7%	12/31/2020	1.30	4	5	1.00%	6.9%	12/31/2020	1.33	0	0	0.75%	7.2%
12/31/2019	1.19	46	55	1.25%	7.1%	12/31/2019	1.22	4	5	1.00%	7.4%	12/31/2019	1.24	0	0	0.75%	7.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	7.2%	12/31/2023	$1.39	0	$0	0.25%	7.5%	12/31/2023	$1.43	0	$0	0.00%	7.7%
12/31/2022	1.26	0	0	0.50%	-8.9%	12/31/2022	1.30	0	0	0.25%	-8.6%	12/31/2022	1.33	0	0	0.00%	-8.4%
12/31/2021	1.39	0	0	0.50%	2.3%	12/31/2021	1.42	0	0	0.25%	2.6%	12/31/2021	1.45	0	0	0.00%	2.8%
12/31/2020	1.35	0	0	0.50%	7.5%	12/31/2020	1.38	0	0	0.25%	7.7%	12/31/2020	1.41	0	0	0.00%	8.0%
12/31/2019	1.26	0	0	0.50%	7.9%	12/31/2019	1.28	0	0	0.25%	8.2%	12/31/2019	1.31	0	0	0.00%	8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	3.0%
2021	3.2%
2020	3.6%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Trgt Retire 2070 Inv Class - 06-6MJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$50,864	$48,158	2,147
Receivables: investments sold	20
Payables: investments purchased	-
Net assets	$50,884

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$50,884	44,882	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.14
Band 25	-	-	1.14
Band 0	-	-	1.15
Total	$50,884	44,882

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$786
Mortality & expense charges			(161)
Net investment income (loss)			625

Gain (loss) on investments:
Net realized gain (loss)			145
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,706
Net gain (loss)			2,851

Increase (decrease) in net assets from operations			$3,476

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$625	$-
Net realized gain (loss)		145	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,706	-

Increase (decrease) in net assets from operations		3,476	-

Contract owner transactions:
Proceeds from units sold		51,905	-
Cost of units redeemed		(1,490)	-
Account charges		(3,007)	-
Increase (decrease)		47,408	-
Net increase (decrease)		50,884	-
Net assets, beginning		-	-
Net assets, ending		$50,884	$-

Units sold		49,139	-
Units redeemed		(4,257)	-
Net increase (decrease)		44,882	-
Units outstanding, beginning		-	-
Units outstanding, ending		44,882	-

* Date of Fund Inception into Variable Account: 2 /23 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$51,905
Cost of units redeemed/account charges			(4,497)
Net investment income (loss)			625
Net realized gain (loss)			145
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,706
Net assets			$50,884
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	45	$51	1.25%	13.4%	12/31/2023	$1.14	0	$0	1.00%	13.6%	12/31/2023	$1.14	0	$0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	14.1%	12/31/2023	$1.14	0	$0	0.25%	14.3%	12/31/2023	$1.15	0	$0	0.00%	14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Energy Index Adm Institutional Class - 06-6N6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,572	$15,371	248
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$14,567

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,567	14,346	$1.02
Band 100	-	-	1.02
Band 75	-	-	1.02
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$14,567	14,346

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$265
Mortality & expense charges			(67)
Net investment income (loss)			198

Gain (loss) on investments:
Net realized gain (loss)			(124)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(799)
Net gain (loss)			(923)

Increase (decrease) in net assets from operations			$(725)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$198	$-
Net realized gain (loss)		(124)	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(799)	-

Increase (decrease) in net assets from operations		(725)	-

Contract owner transactions:
Proceeds from units sold		18,101	-
Cost of units redeemed		(2,780)	-
Account charges		(29)	-
Increase (decrease)		15,292	-
Net increase (decrease)		14,567	-
Net assets, beginning		-	-
Net assets, ending		$14,567	$-

Units sold		17,067	-
Units redeemed		(2,721)	-
Net increase (decrease)		14,346	-
Units outstanding, beginning		-	-
Units outstanding, ending		14,346	-

* Date of Fund Inception into Variable Account: 4 /20 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,101
Cost of units redeemed/account charges			(2,809)
Net investment income (loss)			198
Net realized gain (loss)			(124)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(799)
Net assets			$14,567
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	14	$15	1.25%	1.5%	12/31/2023	$1.02	0	$0	1.00%	1.7%	12/31/2023	$1.02	0	$0	0.75%	1.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	2.1%	12/31/2023	$1.02	0	$0	0.25%	2.2%	12/31/2023	$1.02	0	$0	0.00%	2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vangaurd Intl Divd Gr Inv Class - 06-6TP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.01
Band 100	-	-	1.01
Band 75	-	-	1.01
Band 50	-	-	1.02
Band 25	-	-	1.02
Band 0	-	-	1.02
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /14 /2023
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	1.25%	1.5%	12/31/2023	$1.01	0	$0	1.00%	1.5%	12/31/2023	$1.01	0	$0	0.75%	1.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.02	0	$0	0.50%	1.5%	12/31/2023	$1.02	0	$0	0.25%	1.5%	12/31/2023	$1.02	0	$0	0.00%	1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Balanced Index Fund Admiral Class - 06-FJC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,154,328	$5,680,379	137,758
Receivables: investments sold	-
Payables: investments purchased	(13,069)
Net assets	$6,141,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,141,259	3,843,848	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.68
Band 25	-	-	1.71
Band 0	-	-	1.75
Total	$6,141,259	3,843,848

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$143,152
Mortality & expense charges			(85,276)
Net investment income (loss)			57,876

Gain (loss) on investments:
Net realized gain (loss)			122,583
Realized gain distributions			146,888
Net change in unrealized appreciation (depreciation)			729,307
Net gain (loss)			998,778

Increase (decrease) in net assets from operations			$1,056,654

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57,876	$48,575
Net realized gain (loss)		122,583	72,762
Realized gain distributions		146,888	73,926
Net change in unrealized appreciation (depreciation)		729,307	(2,025,051)

Increase (decrease) in net assets from operations		1,056,654	(1,829,788)

Contract owner transactions:
Proceeds from units sold		791,165	807,548
Cost of units redeemed		(4,051,385)	(871,884)
Account charges		(9,252)	(10,432)
Increase (decrease)		(3,269,472)	(74,768)
Net increase (decrease)		(2,212,818)	(1,904,556)
Net assets, beginning		8,354,077	10,258,633
Net assets, ending		$6,141,259	$8,354,077

Units sold		535,277	543,099
Units redeemed		(2,763,182)	(590,441)
Net increase (decrease)		(2,227,905)	(47,342)
Units outstanding, beginning		6,071,753	6,119,095
Units outstanding, ending		3,843,848	6,071,753

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,645,207
Cost of units redeemed/account charges			(19,398,866)
Net investment income (loss)			288,405
Net realized gain (loss)			1,595,451
Realized gain distributions			537,113
Net change in unrealized appreciation (depreciation)			473,949
Net assets			$6,141,259
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	3,844	$6,141	1.25%	16.1%	12/31/2023	$1.63	0	$0	1.00%	16.4%	12/31/2023	$1.66	0	$0	0.75%	16.7%
12/31/2022	1.38	6,072	8,354	1.25%	-17.9%	12/31/2022	1.40	0	0	1.00%	-17.7%	12/31/2022	1.42	0	0	0.75%	-17.5%
12/31/2021	1.68	6,096	10,219	1.25%	12.8%	12/31/2021	1.70	24	40	1.00%	13.1%	12/31/2021	1.72	0	0	0.75%	13.4%
12/31/2020	1.49	7,349	10,922	1.25%	15.0%	12/31/2020	1.50	4	6	1.00%	15.2%	12/31/2020	1.52	0	0	0.75%	15.5%
12/31/2019	1.29	7,252	9,376	1.25%	20.3%	12/31/2019	1.30	0	0	1.00%	20.6%	12/31/2019	1.31	0	0	0.75%	20.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.68	0	$0	0.50%	17.0%	12/31/2023	$1.71	0	$0	0.25%	17.3%	12/31/2023	$1.75	0	$0	0.00%	17.6%
12/31/2022	1.44	0	0	0.50%	-17.3%	12/31/2022	1.46	0	0	0.25%	-17.1%	12/31/2022	1.48	0	0	0.00%	-16.9%
12/31/2021	1.74	0	0	0.50%	13.6%	12/31/2021	1.76	0	0	0.25%	13.9%	12/31/2021	1.79	0	0	0.00%	14.2%
12/31/2020	1.53	0	0	0.50%	15.8%	12/31/2020	1.55	0	0	0.25%	16.1%	12/31/2020	1.56	0	0	0.00%	16.4%
12/31/2019	1.32	0	0	0.50%	21.2%	12/31/2019	1.33	0	0	0.25%	21.5%	12/31/2019	1.34	0	0	0.00%	21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	1.7%
2021	1.4%
2020	1.8%
2019	1.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Developed Markets Index Fund Admiral Class - 06-FJF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$10,835,505	$9,871,623	703,568
Receivables: investments sold	-
Payables: investments purchased	(552)
Net assets	$10,834,953

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,834,953	7,351,213	$1.47
Band 100	-	-	1.50
Band 75	-	-	1.53
Band 50	-	-	1.55
Band 25	-	-	1.58
Band 0	-	-	1.61
Total	$10,834,953	7,351,213

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$331,050
Mortality & expense charges			(123,505)
Net investment income (loss)			207,545

Gain (loss) on investments:
Net realized gain (loss)			122,388
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,133,871
Net gain (loss)			1,256,259

Increase (decrease) in net assets from operations			$1,463,804

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$207,545	$142,366
Net realized gain (loss)		122,388	152,748
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,133,871	(1,936,859)

Increase (decrease) in net assets from operations		1,463,804	(1,641,745)

Contract owner transactions:
Proceeds from units sold		3,638,670	2,550,880
Cost of units redeemed		(3,353,088)	(2,241,221)
Account charges		(6,345)	(4,920)
Increase (decrease)		279,237	304,739
Net increase (decrease)		1,743,041	(1,337,006)
Net assets, beginning		9,091,912	10,428,918
Net assets, ending		$10,834,953	$9,091,912

Units sold		2,728,482	1,969,002
Units redeemed		(2,544,573)	(1,677,443)
Net increase (decrease)		183,909	291,559
Units outstanding, beginning		7,167,304	6,875,745
Units outstanding, ending		7,351,213	7,167,304

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,017,219
Cost of units redeemed/account charges			(11,399,299)
Net investment income (loss)			836,207
Net realized gain (loss)			416,944
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			963,882
Net assets			$10,834,953
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	7,351	$10,835	1.25%	16.2%	12/31/2023	$1.50	0	$0	1.00%	16.5%	12/31/2023	$1.53	0	$0	0.75%	16.8%
12/31/2022	1.27	7,110	9,017	1.25%	-16.4%	12/31/2022	1.29	0	0	1.00%	-16.2%	12/31/2022	1.31	57	74	0.75%	-16.0%
12/31/2021	1.52	6,819	10,340	1.25%	10.0%	12/31/2021	1.54	0	0	1.00%	10.3%	12/31/2021	1.56	57	89	0.75%	10.6%
12/31/2020	1.38	6,119	8,432	1.25%	8.9%	12/31/2020	1.39	0	0	1.00%	9.2%	12/31/2020	1.41	57	80	0.75%	9.4%
12/31/2019	1.27	4,940	6,252	1.25%	20.5%	12/31/2019	1.28	0	0	1.00%	20.8%	12/31/2019	1.29	0	0	0.75%	21.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.55	0	$0	0.50%	17.1%	12/31/2023	$1.58	0	$0	0.25%	17.4%	12/31/2023	$1.61	0	$0	0.00%	17.7%
12/31/2022	1.33	0	0	0.50%	-15.7%	12/31/2022	1.35	0	0	0.25%	-15.5%	12/31/2022	1.37	0	0	0.00%	-15.3%
12/31/2021	1.58	0	0	0.50%	10.9%	12/31/2021	1.60	0	0	0.25%	11.1%	12/31/2021	1.62	0	0	0.00%	11.4%
12/31/2020	1.42	0	0	0.50%	9.7%	12/31/2020	1.44	0	0	0.25%	10.0%	12/31/2020	1.45	0	0	0.00%	10.3%
12/31/2019	1.29	0	0	0.50%	21.4%	12/31/2019	1.30	0	0	0.25%	21.7%	12/31/2019	1.31	0	0	0.00%	22.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	2.6%
2021	3.3%
2020	2.2%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,582,961	$2,725,194	76,125
Receivables: investments sold	18,248
Payables: investments purchased	-
Net assets	$2,601,209

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,601,209	2,057,770	$1.26
Band 100	-	-	1.29
Band 75	-	-	1.31
Band 50	-	-	1.33
Band 25	-	-	1.36
Band 0	-	-	1.38
Total	$2,601,209	2,057,770

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$85,842
Mortality & expense charges			(29,130)
Net investment income (loss)			56,712

Gain (loss) on investments:
Net realized gain (loss)			(34,449)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			146,763
Net gain (loss)			112,314

Increase (decrease) in net assets from operations			$169,026

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,712	$50,862
Net realized gain (loss)		(34,449)	(39,617)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		146,763	(425,468)

Increase (decrease) in net assets from operations		169,026	(414,223)

Contract owner transactions:
Proceeds from units sold		919,897	877,765
Cost of units redeemed		(438,056)	(474,767)
Account charges		(3,439)	(2,570)
Increase (decrease)		478,402	400,428
Net increase (decrease)		647,428	(13,795)
Net assets, beginning		1,953,781	1,967,576
Net assets, ending		$2,601,209	$1,953,781

Units sold		754,534	711,037
Units redeemed		(363,306)	(407,260)
Net increase (decrease)		391,228	303,777
Units outstanding, beginning		1,666,542	1,362,765
Units outstanding, ending		2,057,770	1,666,542

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,407,350
Cost of units redeemed/account charges			(3,877,345)
Net investment income (loss)			212,335
Net realized gain (loss)			1,102
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(142,233)
Net assets			$2,601,209
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	2,058	$2,601	1.25%	7.8%	12/31/2023	$1.29	0	$0	1.00%	8.1%	12/31/2023	$1.31	0	$0	0.75%	8.4%
12/31/2022	1.17	1,667	1,954	1.25%	-18.8%	12/31/2022	1.19	0	0	1.00%	-18.6%	12/31/2022	1.21	0	0	0.75%	-18.4%
12/31/2021	1.44	1,363	1,968	1.25%	-0.4%	12/31/2021	1.46	0	0	1.00%	-0.1%	12/31/2021	1.48	0	0	0.75%	0.1%
12/31/2020	1.45	1,242	1,800	1.25%	13.8%	12/31/2020	1.46	0	0	1.00%	14.1%	12/31/2020	1.48	0	0	0.75%	14.4%
12/31/2019	1.27	1,509	1,922	1.25%	18.8%	12/31/2019	1.28	0	0	1.00%	19.1%	12/31/2019	1.29	0	0	0.75%	19.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	8.6%	12/31/2023	$1.36	0	$0	0.25%	8.9%	12/31/2023	$1.38	0	$0	0.00%	9.2%
12/31/2022	1.23	0	0	0.50%	-18.2%	12/31/2022	1.25	0	0	0.25%	-18.0%	12/31/2022	1.26	0	0	0.00%	-17.8%
12/31/2021	1.50	0	0	0.50%	0.4%	12/31/2021	1.52	0	0	0.25%	0.6%	12/31/2021	1.54	0	0	0.00%	0.9%
12/31/2020	1.49	0	0	0.50%	14.7%	12/31/2020	1.51	0	0	0.25%	15.0%	12/31/2020	1.53	0	0	0.00%	15.2%
12/31/2019	1.30	0	0	0.50%	19.7%	12/31/2019	1.31	0	0	0.25%	20.0%	12/31/2019	1.32	0	0	0.00%	20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.8%
2022	3.8%
2021	2.6%
2020	1.8%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Energy Fund Admiral Class - 06-FJH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$538,794	$511,061	6,237
Receivables: investments sold	5,516
Payables: investments purchased	-
Net assets	$544,310

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$544,310	519,682	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.12
Band 0	-	-	1.14
Total	$544,310	519,682

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$22,329
Mortality & expense charges			(7,345)
Net investment income (loss)			14,984

Gain (loss) on investments:
Net realized gain (loss)			51,633
Realized gain distributions			13,502
Net change in unrealized appreciation (depreciation)			(46,979)
Net gain (loss)			18,156

Increase (decrease) in net assets from operations			$33,140

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$14,984	$30,897
Net realized gain (loss)		51,633	47,496
Realized gain distributions		13,502	-
Net change in unrealized appreciation (depreciation)		(46,979)	29,778

Increase (decrease) in net assets from operations		33,140	108,171

Contract owner transactions:
Proceeds from units sold		270,421	640,773
Cost of units redeemed		(599,901)	(253,803)
Account charges		(506)	(186)
Increase (decrease)		(329,986)	386,784
Net increase (decrease)		(296,846)	494,955
Net assets, beginning		841,156	346,201
Net assets, ending		$544,310	$841,156

Units sold		276,783	713,286
Units redeemed		(620,579)	(284,331)
Net increase (decrease)		(343,796)	428,955
Units outstanding, beginning		863,478	434,523
Units outstanding, ending		519,682	863,478

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,416,506
Cost of units redeemed/account charges			(2,037,776)
Net investment income (loss)			79,093
Net realized gain (loss)			45,252
Realized gain distributions			13,502
Net change in unrealized appreciation (depreciation)			27,733
Net assets			$544,310
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	520	$544	1.25%	7.5%	12/31/2023	$1.07	0	$0	1.00%	7.8%	12/31/2023	$1.09	0	$0	0.75%	8.1%
12/31/2022	0.97	863	841	1.25%	22.3%	12/31/2022	0.99	0	0	1.00%	22.6%	12/31/2022	1.00	0	0	0.75%	22.9%
12/31/2021	0.80	435	346	1.25%	26.2%	12/31/2021	0.81	0	0	1.00%	26.5%	12/31/2021	0.82	0	0	0.75%	26.8%
12/31/2020	0.63	528	333	1.25%	-31.6%	12/31/2020	0.64	0	0	1.00%	-31.5%	12/31/2020	0.64	0	0	0.75%	-31.3%
12/31/2019	0.92	319	295	1.25%	11.9%	12/31/2019	0.93	0	0	1.00%	12.2%	12/31/2019	0.94	0	0	0.75%	12.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	8.3%	12/31/2023	$1.12	0	$0	0.25%	8.6%	12/31/2023	$1.14	0	$0	0.00%	8.9%
12/31/2022	1.02	0	0	0.50%	23.2%	12/31/2022	1.04	0	0	0.25%	23.5%	12/31/2022	1.05	0	0	0.00%	23.8%
12/31/2021	0.83	0	0	0.50%	27.2%	12/31/2021	0.84	0	0	0.25%	27.5%	12/31/2021	0.85	0	0	0.00%	27.8%
12/31/2020	0.65	0	0	0.50%	-31.1%	12/31/2020	0.66	0	0	0.25%	-31.0%	12/31/2020	0.66	0	0	0.00%	-30.8%
12/31/2019	0.95	0	0	0.50%	12.7%	12/31/2019	0.95	0	0	0.25%	13.0%	12/31/2019	0.96	0	0	0.00%	13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	6.3%
2021	3.5%
2020	4.5%
2019	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Equity Income Fund Admiral Class - 06-FJJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$27,849,932	$27,856,410	331,346
Receivables: investments sold	72,633
Payables: investments purchased	-
Net assets	$27,922,565

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,010,358	13,890,098	$1.80
Band 100	-	-	1.83
Band 75	703,791	377,315	1.87
Band 50	-	-	1.90
Band 25	-	-	1.93
Band 0	2,208,416	1,122,940	1.97
Total	$27,922,565	15,390,353

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$795,455
Mortality & expense charges			(314,037)
Net investment income (loss)			481,418

Gain (loss) on investments:
Net realized gain (loss)			(17,874)
Realized gain distributions			1,291,502
Net change in unrealized appreciation (depreciation)			(125,903)
Net gain (loss)			1,147,725

Increase (decrease) in net assets from operations			$1,629,143

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$481,418	$339,003
Net realized gain (loss)		(17,874)	264,962
Realized gain distributions		1,291,502	1,287,104
Net change in unrealized appreciation (depreciation)		(125,903)	(2,049,178)

Increase (decrease) in net assets from operations		1,629,143	(158,109)

Contract owner transactions:
Proceeds from units sold		11,713,041	15,464,186
Cost of units redeemed		(11,112,349)	(6,785,214)
Account charges		(30,400)	(24,857)
Increase (decrease)		570,292	8,654,115
Net increase (decrease)		2,199,435	8,496,006
Net assets, beginning		25,723,130	17,227,124
Net assets, ending		$27,922,565	$25,723,130

Units sold		11,655,478	9,205,343
Units redeemed		(11,455,795)	(4,071,219)
Net increase (decrease)		199,683	5,134,124
Units outstanding, beginning		15,190,670	10,056,546
Units outstanding, ending		15,390,353	15,190,670

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$57,759,095
Cost of units redeemed/account charges			(35,898,390)
Net investment income (loss)			1,508,964
Net realized gain (loss)			207,278
Realized gain distributions			4,352,096
Net change in unrealized appreciation (depreciation)			(6,478)
Net assets			$27,922,565
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	13,890	$25,010	1.25%	6.4%	12/31/2023	$1.83	0	$0	1.00%	6.7%	12/31/2023	$1.87	377	$704	0.75%	7.0%
12/31/2022	1.69	14,741	24,938	1.25%	-1.2%	12/31/2022	1.72	0	0	1.00%	-1.0%	12/31/2022	1.74	450	785	0.75%	-0.7%
12/31/2021	1.71	10,057	17,227	1.25%	24.1%	12/31/2021	1.73	0	0	1.00%	24.4%	12/31/2021	1.76	0	0	0.75%	24.7%
12/31/2020	1.38	8,111	11,198	1.25%	1.8%	12/31/2020	1.39	0	0	1.00%	2.1%	12/31/2020	1.41	0	0	0.75%	2.4%
12/31/2019	1.36	7,563	10,252	1.25%	23.8%	12/31/2019	1.37	0	0	1.00%	24.1%	12/31/2019	1.38	0	0	0.75%	24.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.90	0	$0	0.50%	7.2%	12/31/2023	$1.93	0	$0	0.25%	7.5%	12/31/2023	$1.97	1,123	$2,208	0.00%	7.8%
12/31/2022	1.77	0	0	0.50%	-0.5%	12/31/2022	1.80	0	0	0.25%	-0.2%	12/31/2022	1.82	0	0	0.00%	0.0%
12/31/2021	1.78	0	0	0.50%	25.0%	12/31/2021	1.80	0	0	0.25%	25.3%	12/31/2021	1.82	0	0	0.00%	25.6%
12/31/2020	1.42	0	0	0.50%	2.6%	12/31/2020	1.44	0	0	0.25%	2.9%	12/31/2020	1.45	0	0	0.00%	3.1%
12/31/2019	1.39	0	0	0.50%	24.7%	12/31/2019	1.40	0	0	0.25%	25.0%	12/31/2019	1.41	0	0	0.00%	25.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.0%
2022	2.6%
2021	2.6%
2020	3.2%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Explorer Fund Admiral Class - 06-FJK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,844,474	$22,412,135	230,819
Receivables: investments sold	-
Payables: investments purchased	(17,004)
Net assets	$23,827,470

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,827,470	12,017,324	$1.98
Band 100	-	-	2.02
Band 75	-	-	2.05
Band 50	-	-	2.09
Band 25	-	-	2.13
Band 0	-	-	2.17
Total	$23,827,470	12,017,324

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$144,722
Mortality & expense charges			(234,696)
Net investment income (loss)			(89,974)

Gain (loss) on investments:
Net realized gain (loss)			(73,716)
Realized gain distributions			63,472
Net change in unrealized appreciation (depreciation)			3,415,120
Net gain (loss)			3,404,876

Increase (decrease) in net assets from operations			$3,314,902

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(89,974)	$(76,620)
Net realized gain (loss)		(73,716)	(136,717)
Realized gain distributions		63,472	714,536
Net change in unrealized appreciation (depreciation)		3,415,120	(3,529,899)

Increase (decrease) in net assets from operations		3,314,902	(3,028,700)

Contract owner transactions:
Proceeds from units sold		7,523,191	8,495,172
Cost of units redeemed		(3,055,159)	(3,493,712)
Account charges		(35,050)	(10,754)
Increase (decrease)		4,432,982	4,990,706
Net increase (decrease)		7,747,884	1,962,006
Net assets, beginning		16,079,586	14,117,580
Net assets, ending		$23,827,470	$16,079,586

Units sold		4,139,262	5,183,746
Units redeemed		(1,725,188)	(1,978,326)
Net increase (decrease)		2,414,074	3,205,420
Units outstanding, beginning		9,603,250	6,397,830
Units outstanding, ending		12,017,324	9,603,250

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$33,169,637
Cost of units redeemed/account charges			(15,617,502)
Net investment income (loss)			(434,485)
Net realized gain (loss)			1,064,274
Realized gain distributions			4,213,207
Net change in unrealized appreciation (depreciation)			1,432,339
Net assets			$23,827,470
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.98	12,017	$23,827	1.25%	18.4%	12/31/2023	$2.02	0	$0	1.00%	18.7%	12/31/2023	$2.05	0	$0	0.75%	19.0%
12/31/2022	1.67	9,603	16,080	1.25%	-24.1%	12/31/2022	1.70	0	0	1.00%	-23.9%	12/31/2022	1.73	0	0	0.75%	-23.7%
12/31/2021	2.21	6,398	14,118	1.25%	14.9%	12/31/2021	2.23	0	0	1.00%	15.2%	12/31/2021	2.26	0	0	0.75%	15.5%
12/31/2020	1.92	6,269	12,036	1.25%	29.9%	12/31/2020	1.94	0	0	1.00%	30.2%	12/31/2020	1.96	0	0	0.75%	30.5%
12/31/2019	1.48	6,076	8,983	1.25%	29.8%	12/31/2019	1.49	0	0	1.00%	30.1%	12/31/2019	1.50	0	0	0.75%	30.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.09	0	$0	0.50%	19.3%	12/31/2023	$2.13	0	$0	0.25%	19.6%	12/31/2023	$2.17	0	$0	0.00%	19.9%
12/31/2022	1.75	0	0	0.50%	-23.5%	12/31/2022	1.78	0	0	0.25%	-23.4%	12/31/2022	1.81	0	0	0.00%	-23.2%
12/31/2021	2.29	0	0	0.50%	15.8%	12/31/2021	2.32	0	0	0.25%	16.1%	12/31/2021	2.35	0	0	0.00%	16.4%
12/31/2020	1.98	0	0	0.50%	30.8%	12/31/2020	2.00	0	0	0.25%	31.2%	12/31/2020	2.02	0	0	0.00%	31.5%
12/31/2019	1.51	0	0	0.50%	30.7%	12/31/2019	1.52	0	0	0.25%	31.1%	12/31/2019	1.54	0	0	0.00%	31.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.5%
2021	0.3%
2020	0.2%
2019	0.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Extended Market Index Fund Admiral Class - 06-FJM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,496,633	$1,431,478	11,593
Receivables: investments sold	-
Payables: investments purchased	(51,182)
Net assets	$1,445,451

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,445,451	856,303	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.84
Total	$1,445,451	856,303

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19,630
Mortality & expense charges			(17,140)
Net investment income (loss)			2,490

Gain (loss) on investments:
Net realized gain (loss)			(43,133)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			337,606
Net gain (loss)			294,473

Increase (decrease) in net assets from operations			$296,963

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,490	$(2,589)
Net realized gain (loss)		(43,133)	24,907
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		337,606	(515,217)

Increase (decrease) in net assets from operations		296,963	(492,899)

Contract owner transactions:
Proceeds from units sold		245,610	758,769
Cost of units redeemed		(431,515)	(707,448)
Account charges		(1,665)	(1,610)
Increase (decrease)		(187,570)	49,711
Net increase (decrease)		109,393	(443,188)
Net assets, beginning		1,336,058	1,779,246
Net assets, ending		$1,445,451	$1,336,058

Units sold		165,690	478,356
Units redeemed		(289,492)	(446,122)
Net increase (decrease)		(123,802)	32,234
Units outstanding, beginning		980,105	947,871
Units outstanding, ending		856,303	980,105

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,901,455
Cost of units redeemed/account charges			(7,894,568)
Net investment income (loss)			17,127
Net realized gain (loss)			356,282
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			65,155
Net assets			$1,445,451
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	856	$1,445	1.25%	23.8%	12/31/2023	$1.72	0	$0	1.00%	24.1%	12/31/2023	$1.75	0	$0	0.75%	24.4%
12/31/2022	1.36	980	1,336	1.25%	-27.4%	12/31/2022	1.38	0	0	1.00%	-27.2%	12/31/2022	1.41	0	0	0.75%	-27.0%
12/31/2021	1.88	948	1,779	1.25%	11.1%	12/31/2021	1.90	0	0	1.00%	11.3%	12/31/2021	1.93	0	0	0.75%	11.6%
12/31/2020	1.69	791	1,337	1.25%	30.6%	12/31/2020	1.71	0	0	1.00%	30.9%	12/31/2020	1.72	0	0	0.75%	31.2%
12/31/2019	1.29	3,345	4,329	1.25%	26.4%	12/31/2019	1.30	0	0	1.00%	26.8%	12/31/2019	1.31	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	0.50%	24.8%	12/31/2023	$1.81	0	$0	0.25%	25.1%	12/31/2023	$1.84	0	$0	0.00%	25.4%
12/31/2022	1.43	0	0	0.50%	-26.8%	12/31/2022	1.45	0	0	0.25%	-26.6%	12/31/2022	1.47	0	0	0.00%	-26.5%
12/31/2021	1.95	0	0	0.50%	11.9%	12/31/2021	1.97	0	0	0.25%	12.2%	12/31/2021	2.00	0	0	0.00%	12.5%
12/31/2020	1.74	0	0	0.50%	31.6%	12/31/2020	1.76	0	0	0.25%	31.9%	12/31/2020	1.78	0	0	0.00%	32.2%
12/31/2019	1.32	0	0	0.50%	27.4%	12/31/2019	1.33	0	0	0.25%	27.7%	12/31/2019	1.34	0	0	0.00%	28.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.9%
2021	1.4%
2020	1.3%
2019	1.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Growth Index Fund Admiral Class - 06-FJN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,551,079	$10,196,600	83,174
Receivables: investments sold	-
Payables: investments purchased	(243,194)
Net assets	$13,307,885

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$13,307,885	4,919,263	$2.71
Band 100	-	-	2.75
Band 75	-	-	2.80
Band 50	-	-	2.85
Band 25	-	-	2.90
Band 0	-	-	2.95
Total	$13,307,885	4,919,263

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$75,099
Mortality & expense charges			(141,811)
Net investment income (loss)			(66,712)

Gain (loss) on investments:
Net realized gain (loss)			341,724
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,854,793
Net gain (loss)			4,196,517

Increase (decrease) in net assets from operations			$4,129,805

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(66,712)	$(60,741)
Net realized gain (loss)		341,724	292,756
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		3,854,793	(4,368,455)

Increase (decrease) in net assets from operations		4,129,805	(4,136,440)

Contract owner transactions:
Proceeds from units sold		4,020,174	5,750,789
Cost of units redeemed		(4,528,512)	(3,409,139)
Account charges		(13,973)	(12,277)
Increase (decrease)		(522,311)	2,329,373
Net increase (decrease)		3,607,494	(1,807,067)
Net assets, beginning		9,700,391	11,507,458
Net assets, ending		$13,307,885	$9,700,391

Units sold		1,755,902	2,966,993
Units redeemed		(2,034,234)	(1,840,720)
Net increase (decrease)		(278,332)	1,126,273
Units outstanding, beginning		5,197,595	4,071,322
Units outstanding, ending		4,919,263	5,197,595

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$26,782,220
Cost of units redeemed/account charges			(19,087,709)
Net investment income (loss)			(226,639)
Net realized gain (loss)			2,485,534
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,354,479
Net assets			$13,307,885
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.71	4,919	$13,308	1.25%	45.0%	12/31/2023	$2.75	0	$0	1.00%	45.3%	12/31/2023	$2.80	0	$0	0.75%	45.7%
12/31/2022	1.87	5,198	9,700	1.25%	-34.0%	12/31/2022	1.89	0	0	1.00%	-33.8%	12/31/2022	1.92	0	0	0.75%	-33.6%
12/31/2021	2.83	4,071	11,507	1.25%	25.7%	12/31/2021	2.86	0	0	1.00%	26.0%	12/31/2021	2.90	0	0	0.75%	26.3%
12/31/2020	2.25	3,198	7,191	1.25%	38.4%	12/31/2020	2.27	0	0	1.00%	38.8%	12/31/2020	2.30	0	0	0.75%	39.1%
12/31/2019	1.62	2,695	4,377	1.25%	35.5%	12/31/2019	1.64	0	0	1.00%	35.9%	12/31/2019	1.65	0	0	0.75%	36.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.85	0	$0	0.50%	46.0%	12/31/2023	$2.90	0	$0	0.25%	46.4%	12/31/2023	$2.95	0	$0	0.00%	46.8%
12/31/2022	1.95	0	0	0.50%	-33.5%	12/31/2022	1.98	0	0	0.25%	-33.3%	12/31/2022	2.01	0	0	0.00%	-33.1%
12/31/2021	2.94	0	0	0.50%	26.6%	12/31/2021	2.97	0	0	0.25%	26.9%	12/31/2021	3.01	0	0	0.00%	27.3%
12/31/2020	2.32	0	0	0.50%	39.5%	12/31/2020	2.34	0	0	0.25%	39.8%	12/31/2020	2.37	0	0	0.00%	40.2%
12/31/2019	1.66	0	0	0.50%	36.5%	12/31/2019	1.67	0	0	0.25%	36.9%	12/31/2019	1.69	0	0	0.00%	37.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.6%
2021	0.6%
2020	0.8%
2019	1.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Health Care Fund Admiral Class - 06-FJP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$433,300	$441,686	4,815
Receivables: investments sold	-
Payables: investments purchased	(8,711)
Net assets	$424,589

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$424,589	227,067	$1.87
Band 100	-	-	1.90
Band 75	-	-	1.94
Band 50	-	-	1.97
Band 25	-	-	2.01
Band 0	-	-	2.04
Total	$424,589	227,067

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,673
Mortality & expense charges			(4,992)
Net investment income (loss)			(1,319)

Gain (loss) on investments:
Net realized gain (loss)			(2,004)
Realized gain distributions			25,581
Net change in unrealized appreciation (depreciation)			(4,399)
Net gain (loss)			19,178

Increase (decrease) in net assets from operations			$17,859

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,319)	$(1,763)
Net realized gain (loss)		(2,004)	(5,081)
Realized gain distributions		25,581	17,294
Net change in unrealized appreciation (depreciation)		(4,399)	(31,125)

Increase (decrease) in net assets from operations		17,859	(20,675)

Contract owner transactions:
Proceeds from units sold		104,323	120,259
Cost of units redeemed		(82,716)	(299,200)
Account charges		(50)	(35)
Increase (decrease)		21,557	(178,976)
Net increase (decrease)		39,416	(199,651)
Net assets, beginning		385,173	584,824
Net assets, ending		$424,589	$385,173

Units sold		67,653	69,774
Units redeemed		(55,174)	(173,724)
Net increase (decrease)		12,479	(103,950)
Units outstanding, beginning		214,588	318,538
Units outstanding, ending		227,067	214,588

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,506,425
Cost of units redeemed/account charges			(1,335,646)
Net investment income (loss)			(4,099)
Net realized gain (loss)			13,314
Realized gain distributions			252,981
Net change in unrealized appreciation (depreciation)			(8,386)
Net assets			$424,589
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.87	227	$425	1.25%	4.2%	12/31/2023	$1.90	0	$0	1.00%	4.4%	12/31/2023	$1.94	0	$0	0.75%	4.7%
12/31/2022	1.79	215	385	1.25%	-2.2%	12/31/2022	1.82	0	0	1.00%	-2.0%	12/31/2022	1.85	0	0	0.75%	-1.7%
12/31/2021	1.84	319	585	1.25%	12.9%	12/31/2021	1.86	0	0	1.00%	13.2%	12/31/2021	1.88	0	0	0.75%	13.5%
12/31/2020	1.63	394	640	1.25%	11.3%	12/31/2020	1.64	0	0	1.00%	11.6%	12/31/2020	1.66	0	0	0.75%	11.8%
12/31/2019	1.46	463	676	1.25%	21.5%	12/31/2019	1.47	0	0	1.00%	21.8%	12/31/2019	1.48	0	0	0.75%	22.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.97	0	$0	0.50%	5.0%	12/31/2023	$2.01	0	$0	0.25%	5.2%	12/31/2023	$2.04	0	$0	0.00%	5.5%
12/31/2022	1.88	0	0	0.50%	-1.5%	12/31/2022	1.91	0	0	0.25%	-1.3%	12/31/2022	1.94	0	0	0.00%	-1.0%
12/31/2021	1.91	0	0	0.50%	13.8%	12/31/2021	1.93	0	0	0.25%	14.1%	12/31/2021	1.96	0	0	0.00%	14.4%
12/31/2020	1.68	0	0	0.50%	12.1%	12/31/2020	1.69	0	0	0.25%	12.4%	12/31/2020	1.71	0	0	0.00%	12.7%
12/31/2019	1.49	0	0	0.50%	22.4%	12/31/2019	1.51	0	0	0.25%	22.7%	12/31/2019	1.52	0	0	0.00%	23.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.7%
2021	0.8%
2020	0.9%
2019	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,863,460	$4,957,665	887,064
Receivables: investments sold	-
Payables: investments purchased	(54,722)
Net assets	$4,808,738

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,291,346	3,471,016	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.33
Band 0	517,392	383,143	1.35
Total	$4,808,738	3,854,159

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$270,057
Mortality & expense charges			(49,441)
Net investment income (loss)			220,616

Gain (loss) on investments:
Net realized gain (loss)			(108,200)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			341,553
Net gain (loss)			233,353

Increase (decrease) in net assets from operations			$453,969

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$220,616	$156,651
Net realized gain (loss)		(108,200)	(61,415)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		341,553	(516,130)

Increase (decrease) in net assets from operations		453,969	(420,894)

Contract owner transactions:
Proceeds from units sold		1,696,794	2,504,553
Cost of units redeemed		(1,708,097)	(1,830,406)
Account charges		(5,311)	(4,524)
Increase (decrease)		(16,614)	669,623
Net increase (decrease)		437,355	248,729
Net assets, beginning		4,371,383	4,122,654
Net assets, ending		$4,808,738	$4,371,383

Units sold		1,457,997	2,380,218
Units redeemed		(1,475,205)	(1,778,663)
Net increase (decrease)		(17,208)	601,555
Units outstanding, beginning		3,871,367	3,269,812
Units outstanding, ending		3,854,159	3,871,367

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,468,357
Cost of units redeemed/account charges			(8,337,987)
Net investment income (loss)			959,335
Net realized gain (loss)			(186,762)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(94,205)
Net assets			$4,808,738
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	3,471	$4,291	1.25%	10.4%	12/31/2023	$1.26	0	$0	1.00%	10.6%	12/31/2023	$1.28	0	$0	0.75%	10.9%
12/31/2022	1.12	3,477	3,894	1.25%	-10.1%	12/31/2022	1.14	0	0	1.00%	-9.9%	12/31/2022	1.15	0	0	0.75%	-9.7%
12/31/2021	1.25	2,671	3,328	1.25%	2.5%	12/31/2021	1.26	9	12	1.00%	2.7%	12/31/2021	1.28	0	0	0.75%	3.0%
12/31/2020	1.22	2,293	2,789	1.25%	4.1%	12/31/2020	1.23	0	0	1.00%	4.4%	12/31/2020	1.24	0	0	0.75%	4.6%
12/31/2019	1.17	2,040	2,383	1.25%	14.5%	12/31/2019	1.18	0	0	1.00%	14.8%	12/31/2019	1.19	0	0	0.75%	15.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	11.2%	12/31/2023	$1.33	0	$0	0.25%	11.5%	12/31/2023	$1.35	383	$517	0.00%	11.8%
12/31/2022	1.17	0	0	0.50%	-9.4%	12/31/2022	1.19	0	0	0.25%	-9.2%	12/31/2022	1.21	395	477	0.00%	-9.0%
12/31/2021	1.29	0	0	0.50%	3.2%	12/31/2021	1.31	0	0	0.25%	3.5%	12/31/2021	1.33	590	783	0.00%	3.8%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.27	0	0	0.25%	5.2%	12/31/2020	1.28	676	864	0.00%	5.4%
12/31/2019	1.20	0	0	0.50%	15.4%	12/31/2019	1.20	0	0	0.25%	15.6%	12/31/2019	1.21	1,003	1,217	0.00%	15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.9%
2022	4.6%
2021	4.0%
2020	5.0%
2019	5.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,911,405	$8,493,906	786,285
Receivables: investments sold	235,318
Payables: investments purchased	-
Net assets	$8,146,723

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,146,723	7,907,643	$1.03
Band 100	-	-	1.05
Band 75	-	-	1.07
Band 50	-	-	1.09
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$8,146,723	7,907,643

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$232,660
Mortality & expense charges			(91,399)
Net investment income (loss)			141,261

Gain (loss) on investments:
Net realized gain (loss)			(226,642)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			416,748
Net gain (loss)			190,106

Increase (decrease) in net assets from operations			$331,367

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$141,261	$63,135
Net realized gain (loss)		(226,642)	(141,379)
Realized gain distributions		-	1,752
Net change in unrealized appreciation (depreciation)		416,748	(920,586)

Increase (decrease) in net assets from operations		331,367	(997,078)

Contract owner transactions:
Proceeds from units sold		3,086,527	2,720,416
Cost of units redeemed		(1,924,834)	(1,720,079)
Account charges		(8,829)	(6,170)
Increase (decrease)		1,152,864	994,167
Net increase (decrease)		1,484,231	(2,911)
Net assets, beginning		6,662,492	6,665,403
Net assets, ending		$8,146,723	$6,662,492

Units sold		3,143,266	4,093,042
Units redeemed		(2,010,428)	(3,123,488)
Net increase (decrease)		1,132,838	969,554
Units outstanding, beginning		6,774,805	5,805,251
Units outstanding, ending		7,907,643	6,774,805

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$18,099,916
Cost of units redeemed/account charges			(9,614,339)
Net investment income (loss)			343,054
Net realized gain (loss)			(226,918)
Realized gain distributions			127,511
Net change in unrealized appreciation (depreciation)			(582,501)
Net assets			$8,146,723
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	7,908	$8,147	1.25%	4.8%	12/31/2023	$1.05	0	$0	1.00%	5.0%	12/31/2023	$1.07	0	$0	0.75%	5.3%
12/31/2022	0.98	6,775	6,662	1.25%	-14.3%	12/31/2022	1.00	0	0	1.00%	-14.1%	12/31/2022	1.01	0	0	0.75%	-13.9%
12/31/2021	1.15	5,805	6,665	1.25%	-3.6%	12/31/2021	1.16	0	0	1.00%	-3.3%	12/31/2021	1.18	0	0	0.75%	-3.1%
12/31/2020	1.19	4,267	5,082	1.25%	8.5%	12/31/2020	1.20	0	0	1.00%	8.7%	12/31/2020	1.22	0	0	0.75%	9.0%
12/31/2019	1.10	3,094	3,398	1.25%	8.8%	12/31/2019	1.11	0	0	1.00%	9.1%	12/31/2019	1.12	0	0	0.75%	9.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.09	0	$0	0.50%	5.5%	12/31/2023	$1.11	0	$0	0.25%	5.8%	12/31/2023	$1.13	0	$0	0.00%	6.1%
12/31/2022	1.03	0	0	0.50%	-13.7%	12/31/2022	1.04	0	0	0.25%	-13.5%	12/31/2022	1.06	0	0	0.00%	-13.3%
12/31/2021	1.19	0	0	0.50%	-2.9%	12/31/2021	1.21	0	0	0.25%	-2.6%	12/31/2021	1.22	0	0	0.00%	-2.4%
12/31/2020	1.23	0	0	0.50%	9.3%	12/31/2020	1.24	0	0	0.25%	9.5%	12/31/2020	1.25	0	0	0.00%	9.8%
12/31/2019	1.12	0	0	0.50%	9.6%	12/31/2019	1.13	0	0	0.25%	9.9%	12/31/2019	1.14	0	0	0.00%	10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.1%
2021	1.7%
2020	2.2%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,715,240	$1,740,125	199,019
Receivables: investments sold	12,470
Payables: investments purchased	-
Net assets	$1,727,710

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,727,710	1,609,559	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.11
Band 50	-	-	1.13
Band 25	-	-	1.15
Band 0	-	-	1.17
Total	$1,727,710	1,609,559

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$60,723
Mortality & expense charges			(18,693)
Net investment income (loss)			42,030

Gain (loss) on investments:
Net realized gain (loss)			(18,500)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			85,493
Net gain (loss)			66,993

Increase (decrease) in net assets from operations			$109,023

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$42,030	$11,581
Net realized gain (loss)		(18,500)	(14,680)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		85,493	(110,235)

Increase (decrease) in net assets from operations		109,023	(113,334)

Contract owner transactions:
Proceeds from units sold		433,064	936,919
Cost of units redeemed		(130,149)	(115,173)
Account charges		(893)	(662)
Increase (decrease)		302,022	821,084
Net increase (decrease)		411,045	707,750
Net assets, beginning		1,316,665	608,915
Net assets, ending		$1,727,710	$1,316,665

Units sold		423,803	909,542
Units redeemed		(130,073)	(111,851)
Net increase (decrease)		293,730	797,691
Units outstanding, beginning		1,315,829	518,138
Units outstanding, ending		1,609,559	1,315,829

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,268,391
Cost of units redeemed/account charges			(585,525)
Net investment income (loss)			75,721
Net realized gain (loss)			(28,070)
Realized gain distributions			22,078
Net change in unrealized appreciation (depreciation)			(24,885)
Net assets			$1,727,710
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	1,610	$1,728	1.25%	7.3%	12/31/2023	$1.09	0	$0	1.00%	7.5%	12/31/2023	$1.11	0	$0	0.75%	7.8%
12/31/2022	1.00	1,316	1,317	1.25%	-14.9%	12/31/2022	1.02	0	0	1.00%	-14.6%	12/31/2022	1.03	0	0	0.75%	-14.4%
12/31/2021	1.18	518	609	1.25%	-2.4%	12/31/2021	1.19	0	0	1.00%	-2.1%	12/31/2021	1.21	0	0	0.75%	-1.9%
12/31/2020	1.20	370	446	1.25%	9.1%	12/31/2020	1.22	0	0	1.00%	9.3%	12/31/2020	1.23	0	0	0.75%	9.6%
12/31/2019	1.10	279	308	1.25%	9.1%	12/31/2019	1.11	0	0	1.00%	9.4%	12/31/2019	1.12	0	0	0.75%	9.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	0.50%	8.1%	12/31/2023	$1.15	0	$0	0.25%	8.3%	12/31/2023	$1.17	0	$0	0.00%	8.6%
12/31/2022	1.05	0	0	0.50%	-14.2%	12/31/2022	1.06	0	0	0.25%	-14.0%	12/31/2022	1.08	0	0	0.00%	-13.8%
12/31/2021	1.22	0	0	0.50%	-1.6%	12/31/2021	1.24	0	0	0.25%	-1.4%	12/31/2021	1.25	0	0	0.00%	-1.2%
12/31/2020	1.24	0	0	0.50%	9.9%	12/31/2020	1.25	0	0	0.25%	10.2%	12/31/2020	1.27	0	0	0.00%	10.4%
12/31/2019	1.13	0	0	0.50%	10.0%	12/31/2019	1.14	0	0	0.25%	10.2%	12/31/2019	1.15	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.0%
2022	2.0%
2021	2.0%
2020	2.5%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,505,877	$1,647,448	152,733
Receivables: investments sold	20,091
Payables: investments purchased	-
Net assets	$1,525,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,525,968	1,542,288	$0.99
Band 100	-	-	1.01
Band 75	-	-	1.02
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.08
Total	$1,525,968	1,542,288

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$51,699
Mortality & expense charges			(17,975)
Net investment income (loss)			33,724

Gain (loss) on investments:
Net realized gain (loss)			(73,666)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			79,408
Net gain (loss)			5,742

Increase (decrease) in net assets from operations			$39,466

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$33,724	$11,219
Net realized gain (loss)		(73,666)	(53,673)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		79,408	(144,809)

Increase (decrease) in net assets from operations		39,466	(187,263)

Contract owner transactions:
Proceeds from units sold		515,013	446,871
Cost of units redeemed		(480,248)	(492,035)
Account charges		(3,588)	(3,611)
Increase (decrease)		31,177	(48,775)
Net increase (decrease)		70,643	(236,038)
Net assets, beginning		1,455,325	1,691,363
Net assets, ending		$1,525,968	$1,455,325

Units sold		536,840	466,951
Units redeemed		(507,885)	(510,981)
Net increase (decrease)		28,955	(44,030)
Units outstanding, beginning		1,513,333	1,557,363
Units outstanding, ending		1,542,288	1,513,333

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,285,008
Cost of units redeemed/account charges			(5,806,109)
Net investment income (loss)			61,813
Net realized gain (loss)			51,092
Realized gain distributions			75,735
Net change in unrealized appreciation (depreciation)			(141,571)
Net assets			$1,525,968
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	1,542	$1,526	1.25%	2.9%	12/31/2023	$1.01	0	$0	1.00%	3.1%	12/31/2023	$1.02	0	$0	0.75%	3.4%
12/31/2022	0.96	1,513	1,455	1.25%	-11.5%	12/31/2022	0.98	0	0	1.00%	-11.2%	12/31/2022	0.99	0	0	0.75%	-11.0%
12/31/2021	1.09	1,557	1,691	1.25%	-3.4%	12/31/2021	1.10	0	0	1.00%	-3.2%	12/31/2021	1.11	0	0	0.75%	-2.9%
12/31/2020	1.12	1,819	2,045	1.25%	7.0%	12/31/2020	1.14	0	0	1.00%	7.2%	12/31/2020	1.15	0	0	0.75%	7.5%
12/31/2019	1.05	2,470	2,596	1.25%	5.1%	12/31/2019	1.06	0	0	1.00%	5.3%	12/31/2019	1.07	0	0	0.75%	5.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	3.7%	12/31/2023	$1.06	0	$0	0.25%	3.9%	12/31/2023	$1.08	0	$0	0.00%	4.2%
12/31/2022	1.01	0	0	0.50%	-10.8%	12/31/2022	1.02	0	0	0.25%	-10.6%	12/31/2022	1.04	0	0	0.00%	-10.3%
12/31/2021	1.13	0	0	0.50%	-2.7%	12/31/2021	1.14	0	0	0.25%	-2.4%	12/31/2021	1.16	0	0	0.00%	-2.2%
12/31/2020	1.16	0	0	0.50%	7.8%	12/31/2020	1.17	0	0	0.25%	8.1%	12/31/2020	1.18	0	0	0.00%	8.3%
12/31/2019	1.08	0	0	0.50%	5.9%	12/31/2019	1.08	0	0	0.25%	6.1%	12/31/2019	1.09	0	0	0.00%	6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	2.0%
2021	0.9%
2020	1.6%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,793,706	$4,002,000	186,500
Receivables: investments sold	5,309
Payables: investments purchased	-
Net assets	$3,799,015

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,799,015	2,948,680	$1.29
Band 100	-	-	1.31
Band 75	-	-	1.33
Band 50	-	-	1.36
Band 25	-	-	1.38
Band 0	-	-	1.41
Total	$3,799,015	2,948,680

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$117,720
Mortality & expense charges			(51,449)
Net investment income (loss)			66,271

Gain (loss) on investments:
Net realized gain (loss)			(142,552)
Realized gain distributions			84,387
Net change in unrealized appreciation (depreciation)			412,189
Net gain (loss)			354,024

Increase (decrease) in net assets from operations			$420,295

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$66,271	$30,453
Net realized gain (loss)		(142,552)	(24,443)
Realized gain distributions		84,387	30,965
Net change in unrealized appreciation (depreciation)		412,189	(791,563)

Increase (decrease) in net assets from operations		420,295	(754,588)

Contract owner transactions:
Proceeds from units sold		524,017	839,557
Cost of units redeemed		(1,413,227)	(305,457)
Account charges		(1,543)	(1,717)
Increase (decrease)		(890,753)	532,383
Net increase (decrease)		(470,458)	(222,205)
Net assets, beginning		4,269,473	4,491,678
Net assets, ending		$3,799,015	$4,269,473

Units sold		433,267	682,714
Units redeemed		(1,165,643)	(252,820)
Net increase (decrease)		(732,376)	429,894
Units outstanding, beginning		3,681,056	3,251,162
Units outstanding, ending		2,948,680	3,681,056

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,405,907
Cost of units redeemed/account charges			(8,672,582)
Net investment income (loss)			163,063
Net realized gain (loss)			(164,993)
Realized gain distributions			275,914
Net change in unrealized appreciation (depreciation)			(208,294)
Net assets			$3,799,015
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.29	2,949	$3,799	1.25%	11.1%	12/31/2023	$1.31	0	$0	1.00%	11.4%	12/31/2023	$1.33	0	$0	0.75%	11.6%
12/31/2022	1.16	3,681	4,269	1.25%	-16.0%	12/31/2022	1.18	0	0	1.00%	-15.8%	12/31/2022	1.20	0	0	0.75%	-15.6%
12/31/2021	1.38	3,251	4,492	1.25%	4.7%	12/31/2021	1.40	0	0	1.00%	5.0%	12/31/2021	1.42	0	0	0.75%	5.3%
12/31/2020	1.32	3,008	3,968	1.25%	10.1%	12/31/2020	1.33	0	0	1.00%	10.4%	12/31/2020	1.35	0	0	0.75%	10.7%
12/31/2019	1.20	509	609	1.25%	14.2%	12/31/2019	1.21	0	0	1.00%	14.5%	12/31/2019	1.22	0	0	0.75%	14.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	11.9%	12/31/2023	$1.38	0	$0	0.25%	12.2%	12/31/2023	$1.41	0	$0	0.00%	12.5%
12/31/2022	1.21	0	0	0.50%	-15.4%	12/31/2022	1.23	0	0	0.25%	-15.2%	12/31/2022	1.25	0	0	0.00%	-15.0%
12/31/2021	1.44	0	0	0.50%	5.5%	12/31/2021	1.45	0	0	0.25%	5.8%	12/31/2021	1.47	0	0	0.00%	6.0%
12/31/2020	1.36	0	0	0.50%	11.0%	12/31/2020	1.37	0	0	0.25%	11.2%	12/31/2020	1.39	0	0	0.00%	11.5%
12/31/2019	1.23	0	0	0.50%	15.1%	12/31/2019	1.24	0	0	0.25%	15.4%	12/31/2019	1.24	0	0	0.00%	15.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	1.9%
2021	2.0%
2020	1.5%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,096,751	$13,901,850	364,788
Receivables: investments sold	20,079
Payables: investments purchased	-
Net assets	$15,116,830

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,116,830	9,348,978	$1.62
Band 100	-	-	1.65
Band 75	-	-	1.68
Band 50	-	-	1.70
Band 25	-	-	1.74
Band 0	-	-	1.77
Total	$15,116,830	9,348,978

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$344,552
Mortality & expense charges			(170,085)
Net investment income (loss)			174,467

Gain (loss) on investments:
Net realized gain (loss)			19,517
Realized gain distributions			98,112
Net change in unrealized appreciation (depreciation)			1,801,262
Net gain (loss)			1,918,891

Increase (decrease) in net assets from operations			$2,093,358

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$174,467	$87,495
Net realized gain (loss)		19,517	(8,212)
Realized gain distributions		98,112	13,136
Net change in unrealized appreciation (depreciation)		1,801,262	(2,452,587)

Increase (decrease) in net assets from operations		2,093,358	(2,360,168)

Contract owner transactions:
Proceeds from units sold		2,748,853	2,384,014
Cost of units redeemed		(862,202)	(1,344,439)
Account charges		(7,001)	(6,561)
Increase (decrease)		1,879,650	1,033,014
Net increase (decrease)		3,973,008	(1,327,154)
Net assets, beginning		11,143,822	12,470,976
Net assets, ending		$15,116,830	$11,143,822

Units sold		1,864,690	1,628,316
Units redeemed		(584,759)	(952,960)
Net increase (decrease)		1,279,931	675,356
Units outstanding, beginning		8,069,047	7,393,691
Units outstanding, ending		9,348,978	8,069,047

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$28,155,514
Cost of units redeemed/account charges			(15,830,038)
Net investment income (loss)			471,949
Net realized gain (loss)			566,817
Realized gain distributions			557,687
Net change in unrealized appreciation (depreciation)			1,194,901
Net assets			$15,116,830
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.62	9,349	$15,117	1.25%	17.1%	12/31/2023	$1.65	0	$0	1.00%	17.4%	12/31/2023	$1.68	0	$0	0.75%	17.7%
12/31/2022	1.38	8,069	11,144	1.25%	-18.1%	12/31/2022	1.40	0	0	1.00%	-17.9%	12/31/2022	1.42	0	0	0.75%	-17.7%
12/31/2021	1.69	7,394	12,471	1.25%	12.9%	12/31/2021	1.71	0	0	1.00%	13.2%	12/31/2021	1.73	0	0	0.75%	13.5%
12/31/2020	1.49	8,243	12,311	1.25%	14.0%	12/31/2020	1.51	0	0	1.00%	14.3%	12/31/2020	1.52	0	0	0.75%	14.6%
12/31/2019	1.31	2,370	3,105	1.25%	21.6%	12/31/2019	1.32	0	0	1.00%	21.9%	12/31/2019	1.33	0	0	0.75%	22.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	0	$0	0.50%	18.0%	12/31/2023	$1.74	0	$0	0.25%	18.3%	12/31/2023	$1.77	0	$0	0.00%	18.5%
12/31/2022	1.45	0	0	0.50%	-17.5%	12/31/2022	1.47	0	0	0.25%	-17.3%	12/31/2022	1.49	0	0	0.00%	-17.1%
12/31/2021	1.75	0	0	0.50%	13.8%	12/31/2021	1.77	0	0	0.25%	14.1%	12/31/2021	1.80	0	0	0.00%	14.4%
12/31/2020	1.54	0	0	0.50%	14.9%	12/31/2020	1.56	0	0	0.25%	15.2%	12/31/2020	1.57	0	0	0.00%	15.5%
12/31/2019	1.34	0	0	0.50%	22.5%	12/31/2019	1.35	0	0	0.25%	22.8%	12/31/2019	1.36	0	0	0.00%	23.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.0%
2021	1.9%
2020	1.9%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Income Fund Investor Class - 06-FKC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$724,364	$767,321	48,334
Receivables: investments sold	8,864
Payables: investments purchased	-
Net assets	$733,228

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$733,228	643,582	$1.14
Band 100	-	-	1.16
Band 75	-	-	1.18
Band 50	-	-	1.20
Band 25	-	-	1.22
Band 0	-	-	1.24
Total	$733,228	643,582

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$22,070
Mortality & expense charges			(8,394)
Net investment income (loss)			13,676

Gain (loss) on investments:
Net realized gain (loss)			(19,313)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			57,211
Net gain (loss)			37,898

Increase (decrease) in net assets from operations			$51,574

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13,676	$4,199
Net realized gain (loss)		(19,313)	(2,208)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		57,211	(102,349)

Increase (decrease) in net assets from operations		51,574	(100,358)

Contract owner transactions:
Proceeds from units sold		210,537	84,373
Cost of units redeemed		(140,705)	(18,478)
Account charges		(243)	(216)
Increase (decrease)		69,589	65,679
Net increase (decrease)		121,163	(34,679)
Net assets, beginning		612,065	646,744
Net assets, ending		$733,228	$612,065

Units sold		193,855	76,182
Units redeemed		(131,156)	(17,009)
Net increase (decrease)		62,699	59,173
Units outstanding, beginning		580,883	521,710
Units outstanding, ending		643,582	580,883

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,502,324
Cost of units redeemed/account charges			(744,780)
Net investment income (loss)			24,908
Net realized gain (loss)			(20,624)
Realized gain distributions			14,357
Net change in unrealized appreciation (depreciation)			(42,957)
Net assets			$733,228
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	644	$733	1.25%	8.1%	12/31/2023	$1.16	0	$0	1.00%	8.4%	12/31/2023	$1.18	0	$0	0.75%	8.7%
12/31/2022	1.05	581	612	1.25%	-15.0%	12/31/2022	1.07	0	0	1.00%	-14.8%	12/31/2022	1.09	0	0	0.75%	-14.6%
12/31/2021	1.24	522	647	1.25%	0.7%	12/31/2021	1.26	0	0	1.00%	0.9%	12/31/2021	1.27	0	0	0.75%	1.2%
12/31/2020	1.23	486	598	1.25%	7.8%	12/31/2020	1.24	0	0	1.00%	8.0%	12/31/2020	1.26	0	0	0.75%	8.3%
12/31/2019	1.14	8	9	1.25%	10.7%	12/31/2019	1.15	0	0	1.00%	10.9%	12/31/2019	1.16	0	0	0.75%	11.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	0	$0	0.50%	8.9%	12/31/2023	$1.22	0	$0	0.25%	9.2%	12/31/2023	$1.24	0	$0	0.00%	9.5%
12/31/2022	1.10	0	0	0.50%	-14.4%	12/31/2022	1.12	0	0	0.25%	-14.1%	12/31/2022	1.14	0	0	0.00%	-13.9%
12/31/2021	1.29	0	0	0.50%	1.4%	12/31/2021	1.30	0	0	0.25%	1.7%	12/31/2021	1.32	0	0	0.00%	1.9%
12/31/2020	1.27	0	0	0.50%	8.6%	12/31/2020	1.28	0	0	0.25%	8.9%	12/31/2020	1.30	0	0	0.00%	9.1%
12/31/2019	1.17	0	0	0.50%	11.5%	12/31/2019	1.18	0	0	0.25%	11.8%	12/31/2019	1.19	0	0	0.00%	12.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	1.9%
2021	2.0%
2020	1.0%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$12,247,431	$11,954,203	402,878
Receivables: investments sold	20,219
Payables: investments purchased	-
Net assets	$12,267,650

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$12,267,650	8,480,902	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.53
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$12,267,650	8,480,902

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$314,033
Mortality & expense charges			(143,200)
Net investment income (loss)			170,833

Gain (loss) on investments:
Net realized gain (loss)			(13,081)
Realized gain distributions			164,730
Net change in unrealized appreciation (depreciation)			1,192,820
Net gain (loss)			1,344,469

Increase (decrease) in net assets from operations			$1,515,302

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$170,833	$72,110
Net realized gain (loss)		(13,081)	(172,176)
Realized gain distributions		164,730	59,451
Net change in unrealized appreciation (depreciation)		1,192,820	(2,683,937)

Increase (decrease) in net assets from operations		1,515,302	(2,724,552)

Contract owner transactions:
Proceeds from units sold		1,041,073	1,896,479
Cost of units redeemed		(938,112)	(4,529,751)
Account charges		(7,505)	(16,755)
Increase (decrease)		95,456	(2,650,027)
Net increase (decrease)		1,610,758	(5,374,579)
Net assets, beginning		10,656,892	16,031,471
Net assets, ending		$12,267,650	$10,656,892

Units sold		778,009	1,464,193
Units redeemed		(700,125)	(3,548,123)
Net increase (decrease)		77,884	(2,083,930)
Units outstanding, beginning		8,403,018	10,486,948
Units outstanding, ending		8,480,902	8,403,018

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$28,588,069
Cost of units redeemed/account charges			(18,073,295)
Net investment income (loss)			577,428
Net realized gain (loss)			60,309
Realized gain distributions			821,911
Net change in unrealized appreciation (depreciation)			293,228
Net assets			$12,267,650
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	8,481	$12,268	1.25%	14.1%	12/31/2023	$1.47	0	$0	1.00%	14.3%	12/31/2023	$1.50	0	$0	0.75%	14.6%
12/31/2022	1.27	8,403	10,657	1.25%	-17.0%	12/31/2022	1.29	0	0	1.00%	-16.8%	12/31/2022	1.31	0	0	0.75%	-16.6%
12/31/2021	1.53	10,487	16,031	1.25%	8.7%	12/31/2021	1.55	0	0	1.00%	9.0%	12/31/2021	1.57	0	0	0.75%	9.3%
12/31/2020	1.41	9,530	13,401	1.25%	12.2%	12/31/2020	1.42	0	0	1.00%	12.5%	12/31/2020	1.44	0	0	0.75%	12.7%
12/31/2019	1.25	5,351	6,707	1.25%	17.9%	12/31/2019	1.26	0	0	1.00%	18.2%	12/31/2019	1.27	0	0	0.75%	18.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	0	$0	0.50%	14.9%	12/31/2023	$1.55	0	$0	0.25%	15.2%	12/31/2023	$1.58	0	$0	0.00%	15.5%
12/31/2022	1.33	0	0	0.50%	-16.4%	12/31/2022	1.35	0	0	0.25%	-16.2%	12/31/2022	1.37	0	0	0.00%	-16.0%
12/31/2021	1.59	0	0	0.50%	9.5%	12/31/2021	1.61	0	0	0.25%	9.8%	12/31/2021	1.63	0	0	0.00%	10.1%
12/31/2020	1.45	0	0	0.50%	13.0%	12/31/2020	1.46	0	0	0.25%	13.3%	12/31/2020	1.48	0	0	0.00%	13.6%
12/31/2019	1.28	0	0	0.50%	18.8%	12/31/2019	1.29	0	0	0.25%	19.1%	12/31/2019	1.30	0	0	0.00%	19.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	1.8%
2021	2.0%
2020	1.8%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Materials Index Fund Admiral Class - 06-FKG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$120,099	$116,120	1,243
Receivables: investments sold	239
Payables: investments purchased	-
Net assets	$120,338

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$120,338	70,722	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.83
Band 0	-	-	1.86
Total	$120,338	70,722

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,025
Mortality & expense charges			(1,392)
Net investment income (loss)			633

Gain (loss) on investments:
Net realized gain (loss)			(689)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			13,359
Net gain (loss)			12,670

Increase (decrease) in net assets from operations			$13,303

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$633	$771
Net realized gain (loss)		(689)	4,084
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		13,359	(20,902)

Increase (decrease) in net assets from operations		13,303	(16,047)

Contract owner transactions:
Proceeds from units sold		17,605	97,017
Cost of units redeemed		(18,575)	(43,115)
Account charges		(9)	(17)
Increase (decrease)		(979)	53,885
Net increase (decrease)		12,324	37,838
Net assets, beginning		108,014	70,176
Net assets, ending		$120,338	$108,014

Units sold		11,230	57,930
Units redeemed		(11,781)	(27,013)
Net increase (decrease)		(551)	30,917
Units outstanding, beginning		71,273	40,356
Units outstanding, ending		70,722	71,273

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$192,365
Cost of units redeemed/account charges			(83,332)
Net investment income (loss)			1,847
Net realized gain (loss)			5,479
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,979
Net assets			$120,338
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	71	$120	1.25%	12.3%	12/31/2023	$1.73	0	$0	1.00%	12.6%	12/31/2023	$1.76	0	$0	0.75%	12.8%
12/31/2022	1.52	71	108	1.25%	-12.8%	12/31/2022	1.54	0	0	1.00%	-12.6%	12/31/2022	1.56	0	0	0.75%	-12.4%
12/31/2021	1.74	40	70	1.25%	25.7%	12/31/2021	1.76	0	0	1.00%	26.0%	12/31/2021	1.78	0	0	0.75%	26.4%
12/31/2020	1.38	17	23	1.25%	18.0%	12/31/2020	1.40	0	0	1.00%	18.3%	12/31/2020	1.41	0	0	0.75%	18.5%
12/31/2019	1.17	8	10	1.25%	22.0%	12/31/2019	1.18	0	0	1.00%	22.4%	12/31/2019	1.19	0	0	0.75%	22.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	0	$0	0.50%	13.1%	12/31/2023	$1.83	0	$0	0.25%	13.4%	12/31/2023	$1.86	0	$0	0.00%	13.7%
12/31/2022	1.59	0	0	0.50%	-12.2%	12/31/2022	1.61	0	0	0.25%	-12.0%	12/31/2022	1.63	0	0	0.00%	-11.8%
12/31/2021	1.81	0	0	0.50%	26.7%	12/31/2021	1.83	0	0	0.25%	27.0%	12/31/2021	1.85	0	0	0.00%	27.3%
12/31/2020	1.43	0	0	0.50%	18.8%	12/31/2020	1.44	0	0	0.25%	19.1%	12/31/2020	1.46	0	0	0.00%	19.4%
12/31/2019	1.20	0	0	0.50%	23.0%	12/31/2019	1.21	0	0	0.25%	23.3%	12/31/2019	1.22	0	0	0.00%	23.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	2.2%
2021	1.8%
2020	1.8%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,886,970	$3,054,719	123,402
Receivables: investments sold	-
Payables: investments purchased	(16,624)
Net assets	$2,870,346

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,156,290	1,215,645	$1.77
Band 100	-	-	1.81
Band 75	-	-	1.84
Band 50	-	-	1.87
Band 25	-	-	1.90
Band 0	714,056	368,561	1.94
Total	$2,870,346	1,584,206

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$11,220
Mortality & expense charges			(31,815)
Net investment income (loss)			(20,595)

Gain (loss) on investments:
Net realized gain (loss)			(162,212)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			774,433
Net gain (loss)			612,221

Increase (decrease) in net assets from operations			$591,626

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,595)	$(25,366)
Net realized gain (loss)		(162,212)	(182,230)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		774,433	(814,997)

Increase (decrease) in net assets from operations		591,626	(1,022,593)

Contract owner transactions:
Proceeds from units sold		1,493,547	840,524
Cost of units redeemed		(1,886,004)	(424,290)
Account charges		(1,883)	(1,863)
Increase (decrease)		(394,340)	414,371
Net increase (decrease)		197,286	(608,222)
Net assets, beginning		2,673,060	3,281,282
Net assets, ending		$2,870,346	$2,673,060

Units sold		2,444,540	573,287
Units redeemed		(2,708,003)	(290,778)
Net increase (decrease)		(263,463)	282,509
Units outstanding, beginning		1,847,669	1,565,160
Units outstanding, ending		1,584,206	1,847,669

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$20,801,608
Cost of units redeemed/account charges			(21,165,225)
Net investment income (loss)			(309,288)
Net realized gain (loss)			888,055
Realized gain distributions			2,822,945
Net change in unrealized appreciation (depreciation)			(167,749)
Net assets			$2,870,346
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.77	1,216	$2,156	1.25%	22.6%	12/31/2023	$1.81	0	$0	1.00%	22.9%	12/31/2023	$1.84	0	$0	0.75%	23.2%
12/31/2022	1.45	1,848	2,673	1.25%	-31.0%	12/31/2022	1.47	0	0	1.00%	-30.8%	12/31/2022	1.49	0	0	0.75%	-30.6%
12/31/2021	2.10	1,565	3,281	1.25%	8.4%	12/31/2021	2.12	0	0	1.00%	8.7%	12/31/2021	2.15	0	0	0.75%	8.9%
12/31/2020	1.93	2,509	4,852	1.25%	31.8%	12/31/2020	1.95	0	0	1.00%	32.1%	12/31/2020	1.97	0	0	0.75%	32.4%
12/31/2019	1.47	4,769	7,000	1.25%	30.4%	12/31/2019	1.48	0	0	1.00%	30.8%	12/31/2019	1.49	0	0	0.75%	31.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.87	0	$0	0.50%	23.5%	12/31/2023	$1.90	0	$0	0.25%	23.8%	12/31/2023	$1.94	369	$714	0.00%	24.1%
12/31/2022	1.51	0	0	0.50%	-30.5%	12/31/2022	1.54	0	0	0.25%	-30.3%	12/31/2022	1.56	0	0	0.00%	-30.1%
12/31/2021	2.18	0	0	0.50%	9.2%	12/31/2021	2.21	0	0	0.25%	9.5%	12/31/2021	2.23	0	0	0.00%	9.8%
12/31/2020	1.99	0	0	0.50%	32.7%	12/31/2020	2.01	0	0	0.25%	33.1%	12/31/2020	2.03	0	0	0.00%	33.4%
12/31/2019	1.50	0	0	0.50%	31.4%	12/31/2019	1.51	0	0	0.25%	31.7%	12/31/2019	1.53	0	0	0.00%	32.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.2%
2021	0.0%
2020	0.1%
2019	0.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$55,145,215	$43,690,151	190,899
Receivables: investments sold	-
Payables: investments purchased	(152,835)
Net assets	$54,992,380

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$49,574,180	28,109,204	$1.76
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.89
Band 0	5,418,200	2,812,846	1.93
Total	$54,992,380	30,922,050

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$823,406
Mortality & expense charges			(553,288)
Net investment income (loss)			270,118

Gain (loss) on investments:
Net realized gain (loss)			597,261
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,057,225
Net gain (loss)			6,654,486

Increase (decrease) in net assets from operations			$6,924,604

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$270,118	$204,688
Net realized gain (loss)		597,261	1,365,872
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,057,225	(12,716,227)

Increase (decrease) in net assets from operations		6,924,604	(11,145,667)

Contract owner transactions:
Proceeds from units sold		10,103,088	12,116,724
Cost of units redeemed		(8,825,775)	(10,578,521)
Account charges		(60,899)	(54,807)
Increase (decrease)		1,216,414	1,483,396
Net increase (decrease)		8,141,018	(9,662,271)
Net assets, beginning		46,851,362	56,513,633
Net assets, ending		$54,992,380	$46,851,362

Units sold		6,215,607	8,493,574
Units redeemed		(5,455,857)	(7,557,646)
Net increase (decrease)		759,750	935,928
Units outstanding, beginning		30,162,300	29,226,372
Units outstanding, ending		30,922,050	30,162,300

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$101,209,508
Cost of units redeemed/account charges			(67,257,315)
Net investment income (loss)			1,254,665
Net realized gain (loss)			8,330,458
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,455,064
Net assets			$54,992,380
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	28,109	$49,574	1.25%	14.5%	12/31/2023	$1.80	0	$0	1.00%	14.8%	12/31/2023	$1.83	0	$0	0.75%	15.1%
12/31/2022	1.54	26,787	41,245	1.25%	-19.7%	12/31/2022	1.56	0	0	1.00%	-19.5%	12/31/2022	1.59	0	0	0.75%	-19.3%
12/31/2021	1.92	25,540	48,981	1.25%	23.0%	12/31/2021	1.94	0	0	1.00%	23.3%	12/31/2021	1.97	0	0	0.75%	23.6%
12/31/2020	1.56	28,313	44,159	1.25%	16.8%	12/31/2020	1.58	0	0	1.00%	17.1%	12/31/2020	1.59	0	0	0.75%	17.4%
12/31/2019	1.34	24,235	32,370	1.25%	29.4%	12/31/2019	1.35	0	0	1.00%	29.7%	12/31/2019	1.36	0	0	0.75%	30.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	0	$0	0.50%	15.4%	12/31/2023	$1.89	0	$0	0.25%	15.7%	12/31/2023	$1.93	2,813	$5,418	0.00%	16.0%
12/31/2022	1.61	0	0	0.50%	-19.1%	12/31/2022	1.64	0	0	0.25%	-18.9%	12/31/2022	1.66	3,376	5,607	0.00%	-18.7%
12/31/2021	1.99	0	0	0.50%	23.9%	12/31/2021	2.02	0	0	0.25%	24.2%	12/31/2021	2.04	3,687	7,533	0.00%	24.5%
12/31/2020	1.61	0	0	0.50%	17.7%	12/31/2020	1.62	0	0	0.25%	17.9%	12/31/2020	1.64	4,211	6,909	0.00%	18.2%
12/31/2019	1.37	0	0	0.50%	30.4%	12/31/2019	1.38	0	0	0.25%	30.7%	12/31/2019	1.39	4,797	6,657	0.00%	31.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.4%
2021	1.2%
2020	1.6%
2019	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard REIT Index Fund Admiral Class - 06-FKK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,501,351	$5,638,982	43,459
Receivables: investments sold	-
Payables: investments purchased	(62,378)
Net assets	$5,438,973

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$5,438,973	4,181,992	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.35
Band 50	-	-	1.37
Band 25	-	-	1.40
Band 0	-	-	1.42
Total	$5,438,973	4,181,992

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$218,384
Mortality & expense charges			(64,745)
Net investment income (loss)			153,639

Gain (loss) on investments:
Net realized gain (loss)			(113,048)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			503,703
Net gain (loss)			390,655

Increase (decrease) in net assets from operations			$544,294

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$153,639	$120,710
Net realized gain (loss)		(113,048)	12,396
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		503,703	(1,824,745)

Increase (decrease) in net assets from operations		544,294	(1,691,639)

Contract owner transactions:
Proceeds from units sold		1,180,963	2,136,753
Cost of units redeemed		(1,412,403)	(856,329)
Account charges		(7,654)	(6,859)
Increase (decrease)		(239,094)	1,273,565
Net increase (decrease)		305,200	(418,074)
Net assets, beginning		5,133,773	5,551,847
Net assets, ending		$5,438,973	$5,133,773

Units sold		997,438	1,617,957
Units redeemed		(1,174,180)	(694,598)
Net increase (decrease)		(176,742)	923,359
Units outstanding, beginning		4,358,734	3,435,375
Units outstanding, ending		4,181,992	4,358,734

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,860,393
Cost of units redeemed/account charges			(6,819,053)
Net investment income (loss)			576,499
Net realized gain (loss)			(41,235)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(137,631)
Net assets			$5,438,973
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	4,182	$5,439	1.25%	10.4%	12/31/2023	$1.32	0	$0	1.00%	10.7%	12/31/2023	$1.35	0	$0	0.75%	11.0%
12/31/2022	1.18	4,359	5,134	1.25%	-27.1%	12/31/2022	1.20	0	0	1.00%	-26.9%	12/31/2022	1.21	0	0	0.75%	-26.8%
12/31/2021	1.62	3,435	5,552	1.25%	38.7%	12/31/2021	1.64	0	0	1.00%	39.0%	12/31/2021	1.66	0	0	0.75%	39.3%
12/31/2020	1.17	2,929	3,414	1.25%	-5.8%	12/31/2020	1.18	0	0	1.00%	-5.6%	12/31/2020	1.19	0	0	0.75%	-5.4%
12/31/2019	1.24	3,498	4,330	1.25%	27.3%	12/31/2019	1.25	0	0	1.00%	27.7%	12/31/2019	1.26	0	0	0.75%	28.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	0	$0	0.50%	11.3%	12/31/2023	$1.40	0	$0	0.25%	11.5%	12/31/2023	$1.42	0	$0	0.00%	11.8%
12/31/2022	1.23	0	0	0.50%	-26.6%	12/31/2022	1.25	0	0	0.25%	-26.4%	12/31/2022	1.27	0	0	0.00%	-26.2%
12/31/2021	1.68	0	0	0.50%	39.7%	12/31/2021	1.70	0	0	0.25%	40.0%	12/31/2021	1.72	0	0	0.00%	40.4%
12/31/2020	1.20	0	0	0.50%	-5.1%	12/31/2020	1.21	0	0	0.25%	-4.9%	12/31/2020	1.23	0	0	0.00%	-4.7%
12/31/2019	1.27	0	0	0.50%	28.3%	12/31/2019	1.28	0	0	0.25%	28.6%	12/31/2019	1.29	0	0	0.00%	28.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.1%
2022	3.5%
2021	2.9%
2020	3.6%
2019	3.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Selected Value Fund Investor Class - 06-FKM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,386,291	$2,267,502	82,621
Receivables: investments sold	1,460
Payables: investments purchased	-
Net assets	$2,387,751

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,186,937	1,248,889	$1.75
Band 100	-	-	1.78
Band 75	200,814	110,702	1.81
Band 50	-	-	1.85
Band 25	-	-	1.88
Band 0	-	-	1.91
Total	$2,387,751	1,359,591

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$37,595
Mortality & expense charges			(29,079)
Net investment income (loss)			8,516

Gain (loss) on investments:
Net realized gain (loss)			(60,929)
Realized gain distributions			144,953
Net change in unrealized appreciation (depreciation)			417,094
Net gain (loss)			501,118

Increase (decrease) in net assets from operations			$509,634

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$8,516	$9,065
Net realized gain (loss)		(60,929)	(156)
Realized gain distributions		144,953	259,545
Net change in unrealized appreciation (depreciation)		417,094	(522,786)

Increase (decrease) in net assets from operations		509,634	(254,332)

Contract owner transactions:
Proceeds from units sold		493,385	701,882
Cost of units redeemed		(1,155,914)	(524,331)
Account charges		(1,703)	(2,786)
Increase (decrease)		(664,232)	174,765
Net increase (decrease)		(154,598)	(79,567)
Net assets, beginning		2,542,349	2,621,916
Net assets, ending		$2,387,751	$2,542,349

Units sold		327,186	490,423
Units redeemed		(761,381)	(388,154)
Net increase (decrease)		(434,195)	102,269
Units outstanding, beginning		1,793,786	1,691,517
Units outstanding, ending		1,359,591	1,793,786

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$14,950,845
Cost of units redeemed/account charges			(13,952,606)
Net investment income (loss)			99,051
Net realized gain (loss)			(623,448)
Realized gain distributions			1,795,120
Net change in unrealized appreciation (depreciation)			118,789
Net assets			$2,387,751
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.75	1,249	$2,187	1.25%	23.8%	12/31/2023	$1.78	0	$0	1.00%	24.1%	12/31/2023	$1.81	111	$201	0.75%	24.4%
12/31/2022	1.41	1,685	2,383	1.25%	-8.6%	12/31/2022	1.44	0	0	1.00%	-8.4%	12/31/2022	1.46	109	159	0.75%	-8.1%
12/31/2021	1.55	1,589	2,460	1.25%	26.2%	12/31/2021	1.57	0	0	1.00%	26.5%	12/31/2021	1.59	102	162	0.75%	26.8%
12/31/2020	1.23	2,727	3,345	1.25%	4.5%	12/31/2020	1.24	0	0	1.00%	4.8%	12/31/2020	1.25	96	120	0.75%	5.1%
12/31/2019	1.17	4,492	5,271	1.25%	27.9%	12/31/2019	1.18	0	0	1.00%	28.2%	12/31/2019	1.19	182	216	0.75%	28.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.85	0	$0	0.50%	24.7%	12/31/2023	$1.88	0	$0	0.25%	25.0%	12/31/2023	$1.91	0	$0	0.00%	25.3%
12/31/2022	1.48	0	0	0.50%	-7.9%	12/31/2022	1.50	0	0	0.25%	-7.7%	12/31/2022	1.53	0	0	0.00%	-7.4%
12/31/2021	1.61	0	0	0.50%	27.1%	12/31/2021	1.63	0	0	0.25%	27.4%	12/31/2021	1.65	0	0	0.00%	27.8%
12/31/2020	1.26	0	0	0.50%	5.3%	12/31/2020	1.28	0	0	0.25%	5.6%	12/31/2020	1.29	0	0	0.00%	5.8%
12/31/2019	1.20	0	0	0.50%	28.9%	12/31/2019	1.21	0	0	0.25%	29.2%	12/31/2019	1.22	0	0	0.00%	29.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.5%
2021	1.0%
2020	1.0%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$6,119,214	$5,353,278	78,112
Receivables: investments sold	-
Payables: investments purchased	(77,955)
Net assets	$6,041,259

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$6,041,259	3,912,938	$1.54
Band 100	-	-	1.57
Band 75	-	-	1.60
Band 50	-	-	1.63
Band 25	-	-	1.66
Band 0	-	-	1.69
Total	$6,041,259	3,912,938

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$118,431
Mortality & expense charges			(62,395)
Net investment income (loss)			56,036

Gain (loss) on investments:
Net realized gain (loss)			103,971
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			578,172
Net gain (loss)			682,143

Increase (decrease) in net assets from operations			$738,179

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$56,036	$33,245
Net realized gain (loss)		103,971	72,618
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		578,172	(549,525)

Increase (decrease) in net assets from operations		738,179	(443,662)

Contract owner transactions:
Proceeds from units sold		2,584,563	2,273,345
Cost of units redeemed		(2,010,603)	(918,035)
Account charges		(6,437)	(3,459)
Increase (decrease)		567,523	1,351,851
Net increase (decrease)		1,305,702	908,189
Net assets, beginning		4,735,557	3,827,368
Net assets, ending		$6,041,259	$4,735,557

Units sold		1,830,087	1,774,697
Units redeemed		(1,430,624)	(804,501)
Net increase (decrease)		399,463	970,196
Units outstanding, beginning		3,513,475	2,543,279
Units outstanding, ending		3,912,938	3,513,475

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,853,286
Cost of units redeemed/account charges			(8,085,618)
Net investment income (loss)			167,123
Net realized gain (loss)			340,532
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			765,936
Net assets			$6,041,259
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.54	3,913	$6,041	1.25%	14.5%	12/31/2023	$1.57	0	$0	1.00%	14.8%	12/31/2023	$1.60	0	$0	0.75%	15.1%
12/31/2022	1.35	3,513	4,736	1.25%	-10.4%	12/31/2022	1.37	0	0	1.00%	-10.2%	12/31/2022	1.39	0	0	0.75%	-10.0%
12/31/2021	1.50	2,537	3,818	1.25%	26.5%	12/31/2021	1.52	6	9	1.00%	26.8%	12/31/2021	1.54	0	0	0.75%	27.1%
12/31/2020	1.19	2,006	2,386	1.25%	4.5%	12/31/2020	1.20	1	1	1.00%	4.8%	12/31/2020	1.21	0	0	0.75%	5.1%
12/31/2019	1.14	2,268	2,581	1.25%	21.2%	12/31/2019	1.15	0	0	1.00%	21.5%	12/31/2019	1.16	0	0	0.75%	21.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.63	0	$0	0.50%	15.4%	12/31/2023	$1.66	0	$0	0.25%	15.7%	12/31/2023	$1.69	0	$0	0.00%	16.0%
12/31/2022	1.41	0	0	0.50%	-9.8%	12/31/2022	1.43	0	0	0.25%	-9.5%	12/31/2022	1.45	0	0	0.00%	-9.3%
12/31/2021	1.56	0	0	0.50%	27.5%	12/31/2021	1.58	0	0	0.25%	27.8%	12/31/2021	1.60	0	0	0.00%	28.1%
12/31/2020	1.23	0	0	0.50%	5.3%	12/31/2020	1.24	0	0	0.25%	5.6%	12/31/2020	1.25	0	0	0.00%	5.8%
12/31/2019	1.16	0	0	0.50%	22.2%	12/31/2019	1.17	0	0	0.25%	22.5%	12/31/2019	1.18	0	0	0.00%	22.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	1.9%
2021	1.9%
2020	1.8%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,554,404	$6,159,816	88,293
Receivables: investments sold	-
Payables: investments purchased	(51,217)
Net assets	$7,503,187

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,503,187	4,440,074	$1.69
Band 100	-	-	1.72
Band 75	-	-	1.75
Band 50	-	-	1.78
Band 25	-	-	1.81
Band 0	-	-	1.85
Total	$7,503,187	4,440,074

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$52,906
Mortality & expense charges			(90,260)
Net investment income (loss)			(37,354)

Gain (loss) on investments:
Net realized gain (loss)			278,794
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,095,414
Net gain (loss)			1,374,208

Increase (decrease) in net assets from operations			$1,336,854

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(37,354)	$(55,303)
Net realized gain (loss)		278,794	170,962
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,095,414	(2,952,396)

Increase (decrease) in net assets from operations		1,336,854	(2,836,737)

Contract owner transactions:
Proceeds from units sold		1,829,649	1,630,882
Cost of units redeemed		(2,845,151)	(1,324,999)
Account charges		(6,283)	(4,640)
Increase (decrease)		(1,021,785)	301,243
Net increase (decrease)		315,069	(2,535,494)
Net assets, beginning		7,188,118	9,723,612
Net assets, ending		$7,503,187	$7,188,118

Units sold		1,225,282	1,324,816
Units redeemed		(1,885,483)	(1,103,521)
Net increase (decrease)		(660,201)	221,295
Units outstanding, beginning		5,100,275	4,878,980
Units outstanding, ending		4,440,074	5,100,275

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,934,494
Cost of units redeemed/account charges			(20,512,588)
Net investment income (loss)			(372,010)
Net realized gain (loss)			3,058,703
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,394,588
Net assets			$7,503,187
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	4,440	$7,503	1.25%	19.9%	12/31/2023	$1.72	0	$0	1.00%	20.2%	12/31/2023	$1.75	0	$0	0.75%	20.5%
12/31/2022	1.41	5,100	7,188	1.25%	-29.3%	12/31/2022	1.43	0	0	1.00%	-29.1%	12/31/2022	1.45	0	0	0.75%	-28.9%
12/31/2021	1.99	4,875	9,716	1.25%	4.4%	12/31/2021	2.02	4	8	1.00%	4.6%	12/31/2021	2.04	0	0	0.75%	4.9%
12/31/2020	1.91	5,770	11,016	1.25%	33.6%	12/31/2020	1.93	0	0	1.00%	33.9%	12/31/2020	1.95	0	0	0.75%	34.3%
12/31/2019	1.43	7,263	10,379	1.25%	31.1%	12/31/2019	1.44	0	0	1.00%	31.4%	12/31/2019	1.45	0	0	0.75%	31.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	0.50%	20.8%	12/31/2023	$1.81	0	$0	0.25%	21.1%	12/31/2023	$1.85	0	$0	0.00%	21.4%
12/31/2022	1.47	0	0	0.50%	-28.7%	12/31/2022	1.50	0	0	0.25%	-28.6%	12/31/2022	1.52	0	0	0.00%	-28.4%
12/31/2021	2.07	0	0	0.50%	5.2%	12/31/2021	2.10	0	0	0.25%	5.4%	12/31/2021	2.12	0	0	0.00%	5.7%
12/31/2020	1.97	0	0	0.50%	34.6%	12/31/2020	1.99	0	0	0.25%	34.9%	12/31/2020	2.01	0	0	0.00%	35.3%
12/31/2019	1.46	0	0	0.50%	32.1%	12/31/2019	1.47	0	0	0.25%	32.4%	12/31/2019	1.48	0	0	0.00%	32.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.7%
2022	0.4%
2021	0.4%
2020	0.5%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Small-Cap Index Fund Admiral Class - 06-FKR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,126,071	$35,363,670	411,290
Receivables: investments sold	-
Payables: investments purchased	(96,245)
Net assets	$42,029,826

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$39,847,824	24,281,094	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	2,182,002	1,217,317	1.79
Total	$42,029,826	25,498,411

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$634,797
Mortality & expense charges			(431,788)
Net investment income (loss)			203,009

Gain (loss) on investments:
Net realized gain (loss)			204,351
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			5,466,420
Net gain (loss)			5,670,771

Increase (decrease) in net assets from operations			$5,873,780

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$203,009	$104,424
Net realized gain (loss)		204,351	552,481
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		5,466,420	(7,632,999)

Increase (decrease) in net assets from operations		5,873,780	(6,976,094)

Contract owner transactions:
Proceeds from units sold		8,024,173	12,400,964
Cost of units redeemed		(5,212,448)	(8,631,840)
Account charges		(40,700)	(34,833)
Increase (decrease)		2,771,025	3,734,291
Net increase (decrease)		8,644,805	(3,241,803)
Net assets, beginning		33,385,021	36,626,824
Net assets, ending		$42,029,826	$33,385,021

Units sold		5,414,315	10,645,323
Units redeemed		(3,563,747)	(8,105,499)
Net increase (decrease)		1,850,568	2,539,824
Units outstanding, beginning		23,647,843	21,108,019
Units outstanding, ending		25,498,411	23,647,843

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$77,332,210
Cost of units redeemed/account charges			(45,484,811)
Net investment income (loss)			582,467
Net realized gain (loss)			2,837,559
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,762,401
Net assets			$42,029,826
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	24,281	$39,848	1.25%	16.7%	12/31/2023	$1.67	0	$0	1.00%	17.0%	12/31/2023	$1.70	0	$0	0.75%	17.3%
12/31/2022	1.41	22,388	31,475	1.25%	-18.6%	12/31/2022	1.43	0	0	1.00%	-18.4%	12/31/2022	1.45	0	0	0.75%	-18.2%
12/31/2021	1.73	19,730	34,090	1.25%	16.3%	12/31/2021	1.75	0	0	1.00%	16.6%	12/31/2021	1.77	0	0	0.75%	16.9%
12/31/2020	1.49	17,157	25,496	1.25%	17.6%	12/31/2020	1.50	0	0	1.00%	17.9%	12/31/2020	1.52	0	0	0.75%	18.2%
12/31/2019	1.26	16,741	21,150	1.25%	25.8%	12/31/2019	1.27	0	0	1.00%	26.1%	12/31/2019	1.28	0	0	0.75%	26.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	17.6%	12/31/2023	$1.76	0	$0	0.25%	17.9%	12/31/2023	$1.79	1,217	$2,182	0.00%	18.2%
12/31/2022	1.47	0	0	0.50%	-18.0%	12/31/2022	1.49	0	0	0.25%	-17.8%	12/31/2022	1.52	1,259	1,910	0.00%	-17.6%
12/31/2021	1.79	0	0	0.50%	17.1%	12/31/2021	1.82	0	0	0.25%	17.4%	12/31/2021	1.84	1,378	2,537	0.00%	17.7%
12/31/2020	1.53	0	0	0.50%	18.5%	12/31/2020	1.55	0	0	0.25%	18.8%	12/31/2020	1.56	1,154	1,804	0.00%	19.1%
12/31/2019	1.29	0	0	0.50%	26.7%	12/31/2019	1.30	0	0	0.25%	27.0%	12/31/2019	1.31	1,328	1,743	0.00%	27.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.4%
2021	1.4%
2020	1.3%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$8,919,269	$9,828,196	331,683
Receivables: investments sold	-
Payables: investments purchased	(6,928)
Net assets	$8,912,341

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$8,912,341	6,485,268	$1.37
Band 100	-	-	1.40
Band 75	-	-	1.42
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.50
Total	$8,912,341	6,485,268

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$245,912
Mortality & expense charges			(105,091)
Net investment income (loss)			140,821

Gain (loss) on investments:
Net realized gain (loss)			(174,087)
Realized gain distributions			273,496
Net change in unrealized appreciation (depreciation)			650,208
Net gain (loss)			749,617

Increase (decrease) in net assets from operations			$890,438

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$140,821	$90,515
Net realized gain (loss)		(174,087)	(716,983)
Realized gain distributions		273,496	177,137
Net change in unrealized appreciation (depreciation)		650,208	(958,583)

Increase (decrease) in net assets from operations		890,438	(1,407,914)

Contract owner transactions:
Proceeds from units sold		1,866,165	5,986,020
Cost of units redeemed		(1,589,623)	(4,888,305)
Account charges		(15,265)	(12,752)
Increase (decrease)		261,277	1,084,963
Net increase (decrease)		1,151,715	(322,951)
Net assets, beginning		7,760,626	8,083,577
Net assets, ending		$8,912,341	$7,760,626

Units sold		1,448,250	4,951,102
Units redeemed		(1,238,044)	(4,217,652)
Net increase (decrease)		210,206	733,450
Units outstanding, beginning		6,275,062	5,541,612
Units outstanding, ending		6,485,268	6,275,062

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$28,973,048
Cost of units redeemed/account charges			(22,019,265)
Net investment income (loss)			546,952
Net realized gain (loss)			2,452
Realized gain distributions			2,318,081
Net change in unrealized appreciation (depreciation)			(908,927)
Net assets			$8,912,341
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	6,485	$8,912	1.25%	11.1%	12/31/2023	$1.40	0	$0	1.00%	11.4%	12/31/2023	$1.42	0	$0	0.75%	11.7%
12/31/2022	1.24	6,275	7,761	1.25%	-15.2%	12/31/2022	1.26	0	0	1.00%	-15.0%	12/31/2022	1.27	0	0	0.75%	-14.8%
12/31/2021	1.46	5,542	8,084	1.25%	6.8%	12/31/2021	1.48	0	0	1.00%	7.1%	12/31/2021	1.50	0	0	0.75%	7.4%
12/31/2020	1.37	8,567	11,699	1.25%	10.6%	12/31/2020	1.38	0	0	1.00%	10.9%	12/31/2020	1.39	0	0	0.75%	11.2%
12/31/2019	1.23	6,438	7,946	1.25%	16.2%	12/31/2019	1.24	0	0	1.00%	16.5%	12/31/2019	1.25	0	0	0.75%	16.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	12.0%	12/31/2023	$1.47	0	$0	0.25%	12.2%	12/31/2023	$1.50	0	$0	0.00%	12.5%
12/31/2022	1.29	0	0	0.50%	-14.6%	12/31/2022	1.31	0	0	0.25%	-14.4%	12/31/2022	1.33	0	0	0.00%	-14.2%
12/31/2021	1.52	0	0	0.50%	7.6%	12/31/2021	1.53	0	0	0.25%	7.9%	12/31/2021	1.55	0	0	0.00%	8.2%
12/31/2020	1.41	0	0	0.50%	11.5%	12/31/2020	1.42	0	0	0.25%	11.8%	12/31/2020	1.44	0	0	0.00%	12.0%
12/31/2019	1.26	0	0	0.50%	17.0%	12/31/2019	1.27	0	0	0.25%	17.3%	12/31/2019	1.28	0	0	0.00%	17.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.4%
2021	1.7%
2020	1.8%
2019	2.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$17,758,025	$18,114,105	950,578
Receivables: investments sold	-
Payables: investments purchased	(286,401)
Net assets	$17,471,624

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$17,471,624	12,084,006	$1.45
Band 100	-	-	1.47
Band 75	-	-	1.50
Band 50	-	-	1.52
Band 25	-	-	1.55
Band 0	-	-	1.58
Total	$17,471,624	12,084,006

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$468,620
Mortality & expense charges			(207,514)
Net investment income (loss)			261,106

Gain (loss) on investments:
Net realized gain (loss)			(341,263)
Realized gain distributions			207,193
Net change in unrealized appreciation (depreciation)			1,924,388
Net gain (loss)			1,790,318

Increase (decrease) in net assets from operations			$2,051,424

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$261,106	$145,544
Net realized gain (loss)		(341,263)	(339,109)
Realized gain distributions		207,193	111,566
Net change in unrealized appreciation (depreciation)		1,924,388	(2,689,952)

Increase (decrease) in net assets from operations		2,051,424	(2,771,951)

Contract owner transactions:
Proceeds from units sold		5,136,102	10,319,954
Cost of units redeemed		(5,046,218)	(6,693,272)
Account charges		(28,090)	(20,369)
Increase (decrease)		61,794	3,606,313
Net increase (decrease)		2,113,218	834,362
Net assets, beginning		15,358,406	14,524,044
Net assets, ending		$17,471,624	$15,358,406

Units sold		3,840,946	10,073,741
Units redeemed		(3,773,908)	(7,534,776)
Net increase (decrease)		67,038	2,538,965
Units outstanding, beginning		12,016,968	9,478,003
Units outstanding, ending		12,084,006	12,016,968

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$38,642,049
Cost of units redeemed/account charges			(24,492,187)
Net investment income (loss)			888,328
Net realized gain (loss)			226,227
Realized gain distributions			2,563,287
Net change in unrealized appreciation (depreciation)			(356,080)
Net assets			$17,471,624
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	12,084	$17,472	1.25%	13.1%	12/31/2023	$1.47	0	$0	1.00%	13.4%	12/31/2023	$1.50	0	$0	0.75%	13.7%
12/31/2022	1.28	12,017	15,358	1.25%	-16.6%	12/31/2022	1.30	0	0	1.00%	-16.4%	12/31/2022	1.32	0	0	0.75%	-16.2%
12/31/2021	1.53	9,478	14,524	1.25%	8.4%	12/31/2021	1.55	0	0	1.00%	8.7%	12/31/2021	1.57	0	0	0.75%	9.0%
12/31/2020	1.41	11,061	15,631	1.25%	11.9%	12/31/2020	1.43	0	0	1.00%	12.2%	12/31/2020	1.44	0	0	0.75%	12.4%
12/31/2019	1.26	8,855	11,184	1.25%	18.1%	12/31/2019	1.27	0	0	1.00%	18.4%	12/31/2019	1.28	0	0	0.75%	18.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	0	$0	0.50%	14.0%	12/31/2023	$1.55	0	$0	0.25%	14.3%	12/31/2023	$1.58	0	$0	0.00%	14.5%
12/31/2022	1.34	0	0	0.50%	-16.0%	12/31/2022	1.36	0	0	0.25%	-15.8%	12/31/2022	1.38	0	0	0.00%	-15.5%
12/31/2021	1.59	0	0	0.50%	9.3%	12/31/2021	1.61	0	0	0.25%	9.5%	12/31/2021	1.63	0	0	0.00%	9.8%
12/31/2020	1.46	0	0	0.50%	12.7%	12/31/2020	1.47	0	0	0.25%	13.0%	12/31/2020	1.49	0	0	0.00%	13.3%
12/31/2019	1.29	0	0	0.50%	19.0%	12/31/2019	1.30	0	0	0.25%	19.3%	12/31/2019	1.31	0	0	0.00%	19.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.9%
2022	2.2%
2021	1.8%
2020	1.8%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,214,707	$26,230,266	733,070
Receivables: investments sold	-
Payables: investments purchased	(212,697)
Net assets	$26,002,010

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,002,010	17,235,249	$1.51
Band 100	-	-	1.54
Band 75	-	-	1.56
Band 50	-	-	1.59
Band 25	-	-	1.62
Band 0	-	-	1.65
Total	$26,002,010	17,235,249

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$661,130
Mortality & expense charges			(301,877)
Net investment income (loss)			359,253

Gain (loss) on investments:
Net realized gain (loss)			(254,761)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,206,381
Net gain (loss)			2,951,620

Increase (decrease) in net assets from operations			$3,310,873

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$359,253	$187,321
Net realized gain (loss)		(254,761)	(58,825)
Realized gain distributions		-	101,518
Net change in unrealized appreciation (depreciation)		3,206,381	(4,000,243)

Increase (decrease) in net assets from operations		3,310,873	(3,770,229)

Contract owner transactions:
Proceeds from units sold		5,589,804	11,030,064
Cost of units redeemed		(4,769,671)	(4,467,091)
Account charges		(39,895)	(27,188)
Increase (decrease)		780,238	6,535,785
Net increase (decrease)		4,091,111	2,765,556
Net assets, beginning		21,910,899	19,145,343
Net assets, ending		$26,002,010	$21,910,899

Units sold		4,077,677	8,079,190
Units redeemed		(3,480,188)	(3,463,306)
Net increase (decrease)		597,489	4,615,884
Units outstanding, beginning		16,637,760	12,021,876
Units outstanding, ending		17,235,249	16,637,760

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$46,134,987
Cost of units redeemed/account charges			(24,597,078)
Net investment income (loss)			1,120,819
Net realized gain (loss)			572,182
Realized gain distributions			2,786,659
Net change in unrealized appreciation (depreciation)			(15,559)
Net assets			$26,002,010
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.51	17,235	$26,002	1.25%	14.6%	12/31/2023	$1.54	0	$0	1.00%	14.8%	12/31/2023	$1.56	0	$0	0.75%	15.1%
12/31/2022	1.32	16,638	21,911	1.25%	-17.3%	12/31/2022	1.34	0	0	1.00%	-17.1%	12/31/2022	1.36	0	0	0.75%	-16.9%
12/31/2021	1.59	12,022	19,145	1.25%	10.0%	12/31/2021	1.61	0	0	1.00%	10.3%	12/31/2021	1.63	0	0	0.75%	10.5%
12/31/2020	1.45	11,984	17,351	1.25%	12.7%	12/31/2020	1.46	0	0	1.00%	13.0%	12/31/2020	1.48	0	0	0.75%	13.2%
12/31/2019	1.28	10,335	13,280	1.25%	19.6%	12/31/2019	1.29	0	0	1.00%	19.9%	12/31/2019	1.30	0	0	0.75%	20.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.59	0	$0	0.50%	15.4%	12/31/2023	$1.62	0	$0	0.25%	15.7%	12/31/2023	$1.65	0	$0	0.00%	16.0%
12/31/2022	1.38	0	0	0.50%	-16.7%	12/31/2022	1.40	0	0	0.25%	-16.5%	12/31/2022	1.42	0	0	0.00%	-16.3%
12/31/2021	1.65	0	0	0.50%	10.8%	12/31/2021	1.68	0	0	0.25%	11.1%	12/31/2021	1.70	0	0	0.00%	11.4%
12/31/2020	1.49	0	0	0.50%	13.5%	12/31/2020	1.51	0	0	0.25%	13.8%	12/31/2020	1.52	0	0	0.00%	14.1%
12/31/2019	1.31	0	0	0.50%	20.5%	12/31/2019	1.32	0	0	0.25%	20.8%	12/31/2019	1.33	0	0	0.00%	21.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	2.1%
2021	1.9%
2020	1.8%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,662,653	$23,439,132	1,063,768
Receivables: investments sold	-
Payables: investments purchased	(132,085)
Net assets	$23,530,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,530,568	14,956,614	$1.57
Band 100	-	-	1.60
Band 75	-	-	1.63
Band 50	-	-	1.66
Band 25	-	-	1.69
Band 0	-	-	1.72
Total	$23,530,568	14,956,614

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$571,197
Mortality & expense charges			(257,140)
Net investment income (loss)			314,057

Gain (loss) on investments:
Net realized gain (loss)			(89,683)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,778,042
Net gain (loss)			2,688,359

Increase (decrease) in net assets from operations			$3,002,416

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$314,057	$174,820
Net realized gain (loss)		(89,683)	(140,519)
Realized gain distributions		-	105,619
Net change in unrealized appreciation (depreciation)		2,778,042	(2,952,543)

Increase (decrease) in net assets from operations		3,002,416	(2,812,623)

Contract owner transactions:
Proceeds from units sold		5,619,004	14,261,819
Cost of units redeemed		(2,441,191)	(7,033,039)
Account charges		(38,957)	(21,596)
Increase (decrease)		3,138,856	7,207,184
Net increase (decrease)		6,141,272	4,394,561
Net assets, beginning		17,389,296	12,994,735
Net assets, ending		$23,530,568	$17,389,296

Units sold		3,883,712	11,873,930
Units redeemed		(1,714,323)	(6,955,416)
Net increase (decrease)		2,169,389	4,918,514
Units outstanding, beginning		12,787,225	7,868,711
Units outstanding, ending		14,956,614	12,787,225

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$38,590,699
Cost of units redeemed/account charges			(19,009,135)
Net investment income (loss)			876,782
Net realized gain (loss)			754,082
Realized gain distributions			2,094,619
Net change in unrealized appreciation (depreciation)			223,521
Net assets			$23,530,568
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	14,957	$23,531	1.25%	15.7%	12/31/2023	$1.60	0	$0	1.00%	16.0%	12/31/2023	$1.63	0	$0	0.75%	16.3%
12/31/2022	1.36	12,787	17,389	1.25%	-17.7%	12/31/2022	1.38	0	0	1.00%	-17.4%	12/31/2022	1.40	0	0	0.75%	-17.2%
12/31/2021	1.65	7,869	12,995	1.25%	11.6%	12/31/2021	1.67	0	0	1.00%	11.8%	12/31/2021	1.69	0	0	0.75%	12.1%
12/31/2020	1.48	8,834	13,078	1.25%	13.4%	12/31/2020	1.50	0	0	1.00%	13.6%	12/31/2020	1.51	0	0	0.75%	13.9%
12/31/2019	1.31	5,851	7,641	1.25%	20.9%	12/31/2019	1.32	0	0	1.00%	21.2%	12/31/2019	1.33	0	0	0.75%	21.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.66	0	$0	0.50%	16.6%	12/31/2023	$1.69	0	$0	0.25%	16.8%	12/31/2023	$1.72	0	$0	0.00%	17.1%
12/31/2022	1.42	0	0	0.50%	-17.0%	12/31/2022	1.44	0	0	0.25%	-16.8%	12/31/2022	1.47	0	0	0.00%	-16.6%
12/31/2021	1.72	0	0	0.50%	12.4%	12/31/2021	1.74	0	0	0.25%	12.7%	12/31/2021	1.76	0	0	0.00%	13.0%
12/31/2020	1.53	0	0	0.50%	14.2%	12/31/2020	1.54	0	0	0.25%	14.5%	12/31/2020	1.56	0	0	0.00%	14.8%
12/31/2019	1.34	0	0	0.50%	21.8%	12/31/2019	1.35	0	0	0.25%	22.1%	12/31/2019	1.36	0	0	0.00%	22.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	2.3%
2021	2.0%
2020	2.0%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,448,701	$25,073,205	646,313
Receivables: investments sold	-
Payables: investments purchased	(48,594)
Net assets	$25,400,107

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$25,400,107	15,478,583	$1.64
Band 100	-	-	1.67
Band 75	-	-	1.70
Band 50	-	-	1.73
Band 25	-	-	1.76
Band 0	-	-	1.79
Total	$25,400,107	15,478,583

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$590,562
Mortality & expense charges			(276,157)
Net investment income (loss)			314,405

Gain (loss) on investments:
Net realized gain (loss)			(128,128)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,293,506
Net gain (loss)			3,165,378

Increase (decrease) in net assets from operations			$3,479,783

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$314,405	$175,924
Net realized gain (loss)		(128,128)	(44,388)
Realized gain distributions		-	90,793
Net change in unrealized appreciation (depreciation)		3,293,506	(3,423,949)

Increase (decrease) in net assets from operations		3,479,783	(3,201,620)

Contract owner transactions:
Proceeds from units sold		6,878,652	14,464,238
Cost of units redeemed		(3,410,164)	(6,264,733)
Account charges		(43,600)	(28,418)
Increase (decrease)		3,424,888	8,171,087
Net increase (decrease)		6,904,671	4,969,467
Net assets, beginning		18,495,436	13,525,969
Net assets, ending		$25,400,107	$18,495,436

Units sold		4,587,867	9,548,634
Units redeemed		(2,281,677)	(4,274,622)
Net increase (decrease)		2,306,190	5,274,012
Units outstanding, beginning		13,172,393	7,898,381
Units outstanding, ending		15,478,583	13,172,393

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$43,087,245
Cost of units redeemed/account charges			(22,180,460)
Net investment income (loss)			889,999
Net realized gain (loss)			1,021,684
Realized gain distributions			2,206,143
Net change in unrealized appreciation (depreciation)			375,496
Net assets			$25,400,107
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.64	15,479	$25,400	1.25%	16.9%	12/31/2023	$1.67	0	$0	1.00%	17.2%	12/31/2023	$1.70	0	$0	0.75%	17.5%
12/31/2022	1.40	13,172	18,495	1.25%	-18.0%	12/31/2022	1.43	0	0	1.00%	-17.8%	12/31/2022	1.45	0	0	0.75%	-17.6%
12/31/2021	1.71	7,898	13,526	1.25%	13.1%	12/31/2021	1.73	0	0	1.00%	13.4%	12/31/2021	1.76	0	0	0.75%	13.7%
12/31/2020	1.51	8,333	12,614	1.25%	14.0%	12/31/2020	1.53	0	0	1.00%	14.3%	12/31/2020	1.54	0	0	0.75%	14.6%
12/31/2019	1.33	6,479	8,599	1.25%	22.3%	12/31/2019	1.34	0	0	1.00%	22.6%	12/31/2019	1.35	0	0	0.75%	22.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	17.7%	12/31/2023	$1.76	0	$0	0.25%	18.0%	12/31/2023	$1.79	0	$0	0.00%	18.3%
12/31/2022	1.47	0	0	0.50%	-17.4%	12/31/2022	1.49	0	0	0.25%	-17.2%	12/31/2022	1.51	0	0	0.00%	-17.0%
12/31/2021	1.78	0	0	0.50%	14.0%	12/31/2021	1.80	0	0	0.25%	14.3%	12/31/2021	1.82	0	0	0.00%	14.6%
12/31/2020	1.56	0	0	0.50%	14.9%	12/31/2020	1.58	0	0	0.25%	15.2%	12/31/2020	1.59	0	0	0.00%	15.5%
12/31/2019	1.36	0	0	0.50%	23.2%	12/31/2019	1.37	0	0	0.25%	23.6%	12/31/2019	1.38	0	0	0.00%	23.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.4%
2021	2.0%
2020	1.9%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$22,268,189	$21,217,304	835,308
Receivables: investments sold	1,138
Payables: investments purchased	-
Net assets	$22,269,327

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$22,269,327	13,119,244	$1.70
Band 100	-	-	1.73
Band 75	-	-	1.76
Band 50	-	-	1.79
Band 25	-	-	1.82
Band 0	-	-	1.85
Total	$22,269,327	13,119,244

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$495,587
Mortality & expense charges			(242,916)
Net investment income (loss)			252,671

Gain (loss) on investments:
Net realized gain (loss)			(49,575)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			3,015,045
Net gain (loss)			2,965,470

Increase (decrease) in net assets from operations			$3,218,141

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$252,671	$176,275
Net realized gain (loss)		(49,575)	100,099
Realized gain distributions		-	97,533
Net change in unrealized appreciation (depreciation)		3,015,045	(3,000,812)

Increase (decrease) in net assets from operations		3,218,141	(2,626,905)

Contract owner transactions:
Proceeds from units sold		5,635,346	16,117,859
Cost of units redeemed		(2,660,977)	(7,681,413)
Account charges		(41,956)	(23,440)
Increase (decrease)		2,932,413	8,413,006
Net increase (decrease)		6,150,554	5,786,101
Net assets, beginning		16,118,773	10,332,672
Net assets, ending		$22,269,327	$16,118,773

Units sold		3,670,061	13,309,333
Units redeemed		(1,756,416)	(7,966,606)
Net increase (decrease)		1,913,645	5,342,727
Units outstanding, beginning		11,205,599	5,862,872
Units outstanding, ending		13,119,244	11,205,599

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$36,053,761
Cost of units redeemed/account charges			(18,095,104)
Net investment income (loss)			718,225
Net realized gain (loss)			1,227,977
Realized gain distributions			1,313,583
Net change in unrealized appreciation (depreciation)			1,050,885
Net assets			$22,269,327
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.70	13,119	$22,269	1.25%	18.0%	12/31/2023	$1.73	0	$0	1.00%	18.3%	12/31/2023	$1.76	0	$0	0.75%	18.6%
12/31/2022	1.44	11,206	16,119	1.25%	-18.4%	12/31/2022	1.46	0	0	1.00%	-18.2%	12/31/2022	1.48	0	0	0.75%	-18.0%
12/31/2021	1.76	5,863	10,333	1.25%	14.7%	12/31/2021	1.78	0	0	1.00%	15.0%	12/31/2021	1.81	0	0	0.75%	15.3%
12/31/2020	1.54	7,320	11,246	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.1%	12/31/2020	1.57	0	0	0.75%	15.4%
12/31/2019	1.34	4,588	6,137	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.79	0	$0	0.50%	18.9%	12/31/2023	$1.82	0	$0	0.25%	19.2%	12/31/2023	$1.85	0	$0	0.00%	19.5%
12/31/2022	1.51	0	0	0.50%	-17.8%	12/31/2022	1.53	0	0	0.25%	-17.6%	12/31/2022	1.55	0	0	0.00%	-17.4%
12/31/2021	1.83	0	0	0.50%	15.6%	12/31/2021	1.85	0	0	0.25%	15.9%	12/31/2021	1.88	0	0	0.00%	16.2%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.3%	12/31/2019	1.38	0	0	0.25%	24.6%	12/31/2019	1.39	0	0	0.00%	24.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	2.5%
2021	1.8%
2020	2.0%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$21,241,363	$19,953,903	478,051
Receivables: investments sold	3,256
Payables: investments purchased	-
Net assets	$21,244,619

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$21,244,619	12,418,699	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$21,244,619	12,418,699

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$458,857
Mortality & expense charges			(227,085)
Net investment income (loss)			231,772

Gain (loss) on investments:
Net realized gain (loss)			(2,795)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,899,420
Net gain (loss)			2,896,625

Increase (decrease) in net assets from operations			$3,128,397

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$231,772	$159,973
Net realized gain (loss)		(2,795)	137,573
Realized gain distributions		-	36,606
Net change in unrealized appreciation (depreciation)		2,899,420	(2,753,264)

Increase (decrease) in net assets from operations		3,128,397	(2,419,112)

Contract owner transactions:
Proceeds from units sold		6,072,419	13,025,800
Cost of units redeemed		(2,698,453)	(5,618,445)
Account charges		(40,407)	(20,981)
Increase (decrease)		3,333,559	7,386,374
Net increase (decrease)		6,461,956	4,967,262
Net assets, beginning		14,782,663	9,815,401
Net assets, ending		$21,244,619	$14,782,663

Units sold		3,890,409	8,515,181
Units redeemed		(1,727,107)	(3,810,527)
Net increase (decrease)		2,163,302	4,704,654
Units outstanding, beginning		10,255,397	5,550,743
Units outstanding, ending		12,418,699	10,255,397

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$33,088,051
Cost of units redeemed/account charges			(15,794,867)
Net investment income (loss)			639,995
Net realized gain (loss)			1,043,029
Realized gain distributions			980,951
Net change in unrealized appreciation (depreciation)			1,287,460
Net assets			$21,244,619
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	12,419	$21,245	1.25%	18.7%	12/31/2023	$1.74	0	$0	1.00%	19.0%	12/31/2023	$1.77	0	$0	0.75%	19.3%
12/31/2022	1.44	10,255	14,783	1.25%	-18.5%	12/31/2022	1.46	0	0	1.00%	-18.3%	12/31/2022	1.49	0	0	0.75%	-18.1%
12/31/2021	1.77	5,551	9,815	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.5%
12/31/2020	1.54	5,684	8,742	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%
12/31/2019	1.34	3,725	4,984	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	0	$0	0.50%	19.6%	12/31/2023	$1.84	0	$0	0.25%	19.9%	12/31/2023	$1.87	0	$0	0.00%	20.2%
12/31/2022	1.51	0	0	0.50%	-17.9%	12/31/2022	1.53	0	0	0.25%	-17.7%	12/31/2022	1.55	0	0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.8%	12/31/2021	1.86	0	0	0.25%	16.1%	12/31/2021	1.88	0	0	0.00%	16.4%
12/31/2020	1.59	0	0	0.50%	15.8%	12/31/2020	1.60	0	0	0.25%	16.1%	12/31/2020	1.62	0	0	0.00%	16.4%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.5%
2021	2.0%
2020	2.0%
2019	2.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$14,586,781	$13,596,080	292,208
Receivables: investments sold	-
Payables: investments purchased	(96,162)
Net assets	$14,490,619

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$14,490,619	8,472,916	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$14,490,619	8,472,916

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$311,327
Mortality & expense charges			(152,657)
Net investment income (loss)			158,670

Gain (loss) on investments:
Net realized gain (loss)			(11,089)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,974,738
Net gain (loss)			1,963,649

Increase (decrease) in net assets from operations			$2,122,319

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$158,670	$115,552
Net realized gain (loss)		(11,089)	64,932
Realized gain distributions		-	8,724
Net change in unrealized appreciation (depreciation)		1,974,738	(1,698,544)

Increase (decrease) in net assets from operations		2,122,319	(1,509,336)

Contract owner transactions:
Proceeds from units sold		3,988,502	10,285,737
Cost of units redeemed		(1,619,288)	(4,827,213)
Account charges		(32,508)	(15,515)
Increase (decrease)		2,336,706	5,443,009
Net increase (decrease)		4,459,025	3,933,673
Net assets, beginning		10,031,594	6,097,921
Net assets, ending		$14,490,619	$10,031,594

Units sold		2,586,679	7,987,865
Units redeemed		(1,074,652)	(4,476,274)
Net increase (decrease)		1,512,027	3,511,591
Units outstanding, beginning		6,960,889	3,449,298
Units outstanding, ending		8,472,916	6,960,889

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$23,217,291
Cost of units redeemed/account charges			(11,079,206)
Net investment income (loss)			413,989
Net realized gain (loss)			490,145
Realized gain distributions			457,699
Net change in unrealized appreciation (depreciation)			990,701
Net assets			$14,490,619
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	8,473	$14,491	1.25%	18.7%	12/31/2023	$1.74	0	$0	1.00%	19.0%	12/31/2023	$1.77	0	$0	0.75%	19.3%
12/31/2022	1.44	6,961	10,032	1.25%	-18.5%	12/31/2022	1.46	0	0	1.00%	-18.3%	12/31/2022	1.49	0	0	0.75%	-18.1%
12/31/2021	1.77	3,449	6,098	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.6%
12/31/2020	1.54	3,417	5,254	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%
12/31/2019	1.34	1,586	2,122	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.7%	12/31/2019	1.36	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	0	$0	0.50%	19.6%	12/31/2023	$1.84	0	$0	0.25%	19.9%	12/31/2023	$1.87	0	$0	0.00%	20.2%
12/31/2022	1.51	0	0	0.50%	-17.9%	12/31/2022	1.53	0	0	0.25%	-17.7%	12/31/2022	1.55	0	0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.9%	12/31/2021	1.86	0	0	0.25%	16.1%	12/31/2021	1.88	0	0	0.00%	16.4%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.5%
2021	2.0%
2020	2.2%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,235,475	$6,719,895	158,278
Receivables: investments sold	-
Payables: investments purchased	(3,738)
Net assets	$7,231,737

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,231,737	4,228,075	$1.71
Band 100	-	-	1.74
Band 75	-	-	1.77
Band 50	-	-	1.80
Band 25	-	-	1.84
Band 0	-	-	1.87
Total	$7,231,737	4,228,075

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$150,534
Mortality & expense charges			(69,841)
Net investment income (loss)			80,693

Gain (loss) on investments:
Net realized gain (loss)			1,442
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			885,386
Net gain (loss)			886,828

Increase (decrease) in net assets from operations			$967,521

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$80,693	$46,850
Net realized gain (loss)		1,442	33,921
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		885,386	(606,979)

Increase (decrease) in net assets from operations		967,521	(526,208)

Contract owner transactions:
Proceeds from units sold		2,973,937	4,432,954
Cost of units redeemed		(655,392)	(2,060,782)
Account charges		(18,462)	(8,384)
Increase (decrease)		2,300,083	2,363,788
Net increase (decrease)		3,267,604	1,837,580
Net assets, beginning		3,964,133	2,126,553
Net assets, ending		$7,231,737	$3,964,133

Units sold		1,902,320	2,953,845
Units redeemed		(425,113)	(1,405,913)
Net increase (decrease)		1,477,207	1,547,932
Units outstanding, beginning		2,750,868	1,202,936
Units outstanding, ending		4,228,075	2,750,868

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$10,325,995
Cost of units redeemed/account charges			(4,071,700)
Net investment income (loss)			168,139
Net realized gain (loss)			215,743
Realized gain distributions			77,980
Net change in unrealized appreciation (depreciation)			515,580
Net assets			$7,231,737
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.71	4,228	$7,232	1.25%	18.7%	12/31/2023	$1.74	0	$0	1.00%	19.0%	12/31/2023	$1.77	0	$0	0.75%	19.3%
12/31/2022	1.44	2,751	3,964	1.25%	-18.5%	12/31/2022	1.46	0	0	1.00%	-18.3%	12/31/2022	1.49	0	0	0.75%	-18.1%
12/31/2021	1.77	1,203	2,127	1.25%	15.0%	12/31/2021	1.79	0	0	1.00%	15.3%	12/31/2021	1.81	0	0	0.75%	15.6%
12/31/2020	1.54	1,001	1,539	1.25%	14.9%	12/31/2020	1.55	0	0	1.00%	15.2%	12/31/2020	1.57	0	0	0.75%	15.5%
12/31/2019	1.34	622	832	1.25%	23.4%	12/31/2019	1.35	0	0	1.00%	23.8%	12/31/2019	1.36	0	0	0.75%	24.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.80	0	$0	0.50%	19.6%	12/31/2023	$1.84	0	$0	0.25%	19.9%	12/31/2023	$1.87	0	$0	0.00%	20.2%
12/31/2022	1.51	0	0	0.50%	-17.9%	12/31/2022	1.53	0	0	0.25%	-17.7%	12/31/2022	1.55	0	0	0.00%	-17.5%
12/31/2021	1.84	0	0	0.50%	15.9%	12/31/2021	1.86	0	0	0.25%	16.2%	12/31/2021	1.88	0	0	0.00%	16.4%
12/31/2020	1.58	0	0	0.50%	15.7%	12/31/2020	1.60	0	0	0.25%	16.0%	12/31/2020	1.62	0	0	0.00%	16.3%
12/31/2019	1.37	0	0	0.50%	24.4%	12/31/2019	1.38	0	0	0.25%	24.7%	12/31/2019	1.39	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.6%
2021	2.1%
2020	2.0%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement Income Fund Investor Class - 06-FMM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,773,880	$4,725,995	367,052
Receivables: investments sold	1,468
Payables: investments purchased	-
Net assets	$4,775,348

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,775,348	3,877,665	$1.23
Band 100	-	-	1.25
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.32
Band 0	-	-	1.35
Total	$4,775,348	3,877,665

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$138,727
Mortality & expense charges			(56,414)
Net investment income (loss)			82,313

Gain (loss) on investments:
Net realized gain (loss)			(5,591)
Realized gain distributions			48,066
Net change in unrealized appreciation (depreciation)			283,604
Net gain (loss)			326,079

Increase (decrease) in net assets from operations			$408,392

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$82,313	$50,254
Net realized gain (loss)		(5,591)	(12,938)
Realized gain distributions		48,066	15,026
Net change in unrealized appreciation (depreciation)		283,604	(294,518)

Increase (decrease) in net assets from operations		408,392	(242,176)

Contract owner transactions:
Proceeds from units sold		1,233,987	4,073,646
Cost of units redeemed		(933,275)	(1,107,147)
Account charges		(9,726)	(3,156)
Increase (decrease)		290,986	2,963,343
Net increase (decrease)		699,378	2,721,167
Net assets, beginning		4,075,970	1,354,803
Net assets, ending		$4,775,348	$4,075,970

Units sold		1,120,558	4,531,591
Units redeemed		(859,898)	(1,950,618)
Net increase (decrease)		260,660	2,580,973
Units outstanding, beginning		3,617,005	1,036,032
Units outstanding, ending		3,877,665	3,617,005

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,793,249
Cost of units redeemed/account charges			(4,537,830)
Net investment income (loss)			209,086
Net realized gain (loss)			59,767
Realized gain distributions			203,191
Net change in unrealized appreciation (depreciation)			47,885
Net assets			$4,775,348
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	3,878	$4,775	1.25%	9.3%	12/31/2023	$1.25	0	$0	1.00%	9.6%	12/31/2023	$1.28	0	$0	0.75%	9.8%
12/31/2022	1.13	3,617	4,076	1.25%	-13.8%	12/31/2022	1.14	0	0	1.00%	-13.6%	12/31/2022	1.16	0	0	0.75%	-13.4%
12/31/2021	1.31	1,036	1,355	1.25%	3.9%	12/31/2021	1.32	0	0	1.00%	4.2%	12/31/2021	1.34	0	0	0.75%	4.5%
12/31/2020	1.26	1,453	1,829	1.25%	8.7%	12/31/2020	1.27	0	0	1.00%	8.9%	12/31/2020	1.28	0	0	0.75%	9.2%
12/31/2019	1.16	1,291	1,495	1.25%	11.8%	12/31/2019	1.17	0	0	1.00%	12.0%	12/31/2019	1.18	0	0	0.75%	12.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	10.1%	12/31/2023	$1.32	0	$0	0.25%	10.4%	12/31/2023	$1.35	0	$0	0.00%	10.7%
12/31/2022	1.18	0	0	0.50%	-13.2%	12/31/2022	1.20	0	0	0.25%	-13.0%	12/31/2022	1.22	0	0	0.00%	-12.7%
12/31/2021	1.36	0	0	0.50%	4.7%	12/31/2021	1.38	0	0	0.25%	5.0%	12/31/2021	1.39	0	0	0.00%	5.2%
12/31/2020	1.30	0	0	0.50%	9.5%	12/31/2020	1.31	0	0	0.25%	9.7%	12/31/2020	1.32	0	0	0.00%	10.0%
12/31/2019	1.18	0	0	0.50%	12.6%	12/31/2019	1.19	0	0	0.25%	12.9%	12/31/2019	1.20	0	0	0.00%	13.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.9%
2021	2.1%
2020	1.8%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,078,373	$13,868,912	1,384,990
Receivables: investments sold	371,195
Payables: investments purchased	-
Net assets	$13,449,568

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,454,527	11,418,172	$1.00
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.06
Band 25	-	-	1.08
Band 0	1,995,041	1,820,718	1.10
Total	$13,449,568	13,238,890

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$358,250
Mortality & expense charges			(117,379)
Net investment income (loss)			240,871

Gain (loss) on investments:
Net realized gain (loss)			(283,729)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			579,741
Net gain (loss)			296,012

Increase (decrease) in net assets from operations			$536,883

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$240,871	$130,116
Net realized gain (loss)		(283,729)	(304,021)
Realized gain distributions		-	7,359
Net change in unrealized appreciation (depreciation)		579,741	(1,319,294)

Increase (decrease) in net assets from operations		536,883	(1,485,840)

Contract owner transactions:
Proceeds from units sold		18,827,534	11,884,956
Cost of units redeemed		(15,387,101)	(11,135,495)
Account charges		(24,126)	(20,448)
Increase (decrease)		3,416,307	729,013
Net increase (decrease)		3,953,190	(756,827)
Net assets, beginning		9,496,378	10,253,205
Net assets, ending		$13,449,568	$9,496,378

Units sold		20,458,908	11,843,993
Units redeemed		(16,974,389)	(11,136,897)
Net increase (decrease)		3,484,519	707,096
Units outstanding, beginning		9,754,371	9,047,275
Units outstanding, ending		13,238,890	9,754,371

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$60,620,064
Cost of units redeemed/account charges			(47,014,906)
Net investment income (loss)			834,571
Net realized gain (loss)			(248,622)
Realized gain distributions			49,000
Net change in unrealized appreciation (depreciation)			(790,539)
Net assets			$13,449,568
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	11,418	$11,455	1.25%	4.4%	12/31/2023	$1.02	0	$0	1.00%	4.7%	12/31/2023	$1.04	0	$0	0.75%	4.9%
12/31/2022	0.96	8,131	7,814	1.25%	-14.2%	12/31/2022	0.98	0	0	1.00%	-14.0%	12/31/2022	0.99	0	0	0.75%	-13.8%
12/31/2021	1.12	7,463	8,362	1.25%	-2.9%	12/31/2021	1.13	11	13	1.00%	-2.7%	12/31/2021	1.15	0	0	0.75%	-2.4%
12/31/2020	1.15	7,051	8,138	1.25%	6.4%	12/31/2020	1.17	0	0	1.00%	6.7%	12/31/2020	1.18	0	0	0.75%	6.9%
12/31/2019	1.08	5,588	6,061	1.25%	7.4%	12/31/2019	1.09	0	0	1.00%	7.6%	12/31/2019	1.10	0	0	0.75%	7.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	0	$0	0.50%	5.2%	12/31/2023	$1.08	0	$0	0.25%	5.4%	12/31/2023	$1.10	1,821	$1,995	0.00%	5.7%
12/31/2022	1.01	0	0	0.50%	-13.6%	12/31/2022	1.02	0	0	0.25%	-13.4%	12/31/2022	1.04	1,623	1,682	0.00%	-13.2%
12/31/2021	1.16	0	0	0.50%	-2.2%	12/31/2021	1.18	0	0	0.25%	-1.9%	12/31/2021	1.19	1,574	1,878	0.00%	-1.7%
12/31/2020	1.19	0	0	0.50%	7.2%	12/31/2020	1.20	0	0	0.25%	7.5%	12/31/2020	1.21	1,621	1,968	0.00%	7.7%
12/31/2019	1.11	0	0	0.50%	8.2%	12/31/2019	1.12	0	0	0.25%	8.5%	12/31/2019	1.13	1,154	1,301	0.00%	8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	2.3%
2021	1.7%
2020	2.3%
2019	2.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total International Bond Index Fund Admiral Class - 06-FMP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$216,192	$226,864	9,627
Receivables: investments sold	-
Payables: investments purchased	(26,345)
Net assets	$189,847

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$189,847	187,061	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.05
Band 50	-	-	1.07
Band 25	-	-	1.09
Band 0	-	-	1.11
Total	$189,847	187,061

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,014
Mortality & expense charges			(2,225)
Net investment income (loss)			5,789

Gain (loss) on investments:
Net realized gain (loss)			(3,858)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,336
Net gain (loss)			6,478

Increase (decrease) in net assets from operations			$12,267

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$5,789	$21
Net realized gain (loss)		(3,858)	(25,135)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,336	(7,812)

Increase (decrease) in net assets from operations		12,267	(32,926)

Contract owner transactions:
Proceeds from units sold		79,610	108,186
Cost of units redeemed		(57,634)	(215,966)
Account charges		(219)	(284)
Increase (decrease)		21,757	(108,064)
Net increase (decrease)		34,024	(140,990)
Net assets, beginning		155,823	296,813
Net assets, ending		$189,847	$155,823

Units sold		80,732	105,909
Units redeemed		(58,611)	(211,153)
Net increase (decrease)		22,121	(105,244)
Units outstanding, beginning		164,940	270,184
Units outstanding, ending		187,061	164,940

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$997,113
Cost of units redeemed/account charges			(789,776)
Net investment income (loss)			14,776
Net realized gain (loss)			(23,800)
Realized gain distributions			2,206
Net change in unrealized appreciation (depreciation)			(10,672)
Net assets			$189,847
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	187	$190	1.25%	7.4%	12/31/2023	$1.03	0	$0	1.00%	7.7%	12/31/2023	$1.05	0	$0	0.75%	8.0%
12/31/2022	0.94	165	156	1.25%	-14.0%	12/31/2022	0.96	0	0	1.00%	-13.8%	12/31/2022	0.97	0	0	0.75%	-13.6%
12/31/2021	1.10	270	297	1.25%	-3.4%	12/31/2021	1.11	0	0	1.00%	-3.2%	12/31/2021	1.13	0	0	0.75%	-2.9%
12/31/2020	1.14	92	105	1.25%	3.2%	12/31/2020	1.15	0	0	1.00%	3.5%	12/31/2020	1.16	0	0	0.75%	3.8%
12/31/2019	1.10	84	92	1.25%	6.5%	12/31/2019	1.11	0	0	1.00%	6.8%	12/31/2019	1.12	0	0	0.75%	7.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	0	$0	0.50%	8.2%	12/31/2023	$1.09	0	$0	0.25%	8.5%	12/31/2023	$1.11	0	$0	0.00%	8.8%
12/31/2022	0.99	0	0	0.50%	-13.4%	12/31/2022	1.00	0	0	0.25%	-13.1%	12/31/2022	1.02	0	0	0.00%	-12.9%
12/31/2021	1.14	0	0	0.50%	-2.7%	12/31/2021	1.16	0	0	0.25%	-2.5%	12/31/2021	1.17	0	0	0.00%	-2.2%
12/31/2020	1.17	0	0	0.50%	4.0%	12/31/2020	1.18	0	0	0.25%	4.3%	12/31/2020	1.20	0	0	0.00%	4.5%
12/31/2019	1.13	0	0	0.50%	7.3%	12/31/2019	1.14	0	0	0.25%	7.6%	12/31/2019	1.14	0	0	0.00%	7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.6%
2022	1.1%
2021	4.5%
2020	1.2%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total International Stock Index Fund Admiral Class - 06-FMR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$25,062,209	$24,348,591	806,957
Receivables: investments sold	58,377
Payables: investments purchased	-
Net assets	$25,120,586

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$24,046,929	17,001,109	$1.41
Band 100	-	-	1.44
Band 75	-	-	1.47
Band 50	-	-	1.49
Band 25	-	-	1.52
Band 0	1,073,657	694,963	1.54
Total	$25,120,586	17,696,072

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$776,324
Mortality & expense charges			(267,428)
Net investment income (loss)			508,896

Gain (loss) on investments:
Net realized gain (loss)			(85,123)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,577,487
Net gain (loss)			2,492,364

Increase (decrease) in net assets from operations			$3,001,260

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$508,896	$358,030
Net realized gain (loss)		(85,123)	(119,817)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		2,577,487	(4,223,815)

Increase (decrease) in net assets from operations		3,001,260	(3,985,602)

Contract owner transactions:
Proceeds from units sold		30,102,258	23,932,148
Cost of units redeemed		(28,311,746)	(22,126,364)
Account charges		(49,441)	(42,118)
Increase (decrease)		1,741,071	1,763,666
Net increase (decrease)		4,742,331	(2,221,936)
Net assets, beginning		20,378,255	22,600,191
Net assets, ending		$25,120,586	$20,378,255

Units sold		22,938,935	18,998,429
Units redeemed		(21,611,038)	(17,700,564)
Net increase (decrease)		1,327,897	1,297,865
Units outstanding, beginning		16,368,175	15,070,310
Units outstanding, ending		17,696,072	16,368,175

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$83,986,078
Cost of units redeemed/account charges			(61,636,159)
Net investment income (loss)			1,717,230
Net realized gain (loss)			339,819
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			713,618
Net assets			$25,120,586
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	17,001	$24,047	1.25%	14.0%	12/31/2023	$1.44	0	$0	1.00%	14.3%	12/31/2023	$1.47	0	$0	0.75%	14.6%
12/31/2022	1.24	15,563	19,301	1.25%	-17.1%	12/31/2022	1.26	0	0	1.00%	-16.8%	12/31/2022	1.28	0	0	0.75%	-16.6%
12/31/2021	1.50	14,373	21,489	1.25%	7.3%	12/31/2021	1.51	0	0	1.00%	7.5%	12/31/2021	1.53	0	0	0.75%	7.8%
12/31/2020	1.39	9,561	13,326	1.25%	9.9%	12/31/2020	1.41	0	0	1.00%	10.2%	12/31/2020	1.42	0	0	0.75%	10.4%
12/31/2019	1.27	9,605	12,181	1.25%	20.0%	12/31/2019	1.28	0	0	1.00%	20.3%	12/31/2019	1.29	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.49	0	$0	0.50%	14.9%	12/31/2023	$1.52	0	$0	0.25%	15.2%	12/31/2023	$1.54	695	$1,074	0.00%	15.5%
12/31/2022	1.30	0	0	0.50%	-16.4%	12/31/2022	1.32	0	0	0.25%	-16.2%	12/31/2022	1.34	805	1,077	0.00%	-16.0%
12/31/2021	1.55	0	0	0.50%	8.1%	12/31/2021	1.57	0	0	0.25%	8.4%	12/31/2021	1.59	698	1,111	0.00%	8.6%
12/31/2020	1.44	0	0	0.50%	10.7%	12/31/2020	1.45	0	0	0.25%	11.0%	12/31/2020	1.47	684	1,003	0.00%	11.3%
12/31/2019	1.30	0	0	0.50%	20.9%	12/31/2019	1.31	0	0	0.25%	21.2%	12/31/2019	1.32	500	658	0.00%	21.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.4%
2022	2.8%
2021	3.2%
2020	2.2%
2019	3.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$13,516,193	$10,763,809	116,623
Receivables: investments sold	-
Payables: investments purchased	(47,393)
Net assets	$13,468,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$10,535,070	4,990,079	$2.11
Band 100	-	-	2.15
Band 75	2,316,811	1,059,332	2.19
Band 50	-	-	2.23
Band 25	-	-	2.27
Band 0	616,919	267,545	2.31
Total	$13,468,800	6,316,956

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$201,065
Mortality & expense charges			(143,193)
Net investment income (loss)			57,872

Gain (loss) on investments:
Net realized gain (loss)			1,170,449
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,750,983
Net gain (loss)			2,921,432

Increase (decrease) in net assets from operations			$2,979,304

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$57,872	$49,367
Net realized gain (loss)		1,170,449	321,382
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,750,983	(3,476,375)

Increase (decrease) in net assets from operations		2,979,304	(3,105,626)

Contract owner transactions:
Proceeds from units sold		7,196,022	4,220,736
Cost of units redeemed		(9,623,608)	(2,730,669)
Account charges		(19,046)	(11,812)
Increase (decrease)		(2,446,632)	1,478,255
Net increase (decrease)		532,672	(1,627,371)
Net assets, beginning		12,936,128	14,563,499
Net assets, ending		$13,468,800	$12,936,128

Units sold		4,893,909	2,339,895
Units redeemed		(6,169,313)	(1,537,727)
Net increase (decrease)		(1,275,404)	802,168
Units outstanding, beginning		7,592,360	6,790,192
Units outstanding, ending		6,316,956	7,592,360

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$31,842,274
Cost of units redeemed/account charges			(23,835,909)
Net investment income (loss)			281,006
Net realized gain (loss)			2,429,045
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,752,384
Net assets			$13,468,800
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.11	4,990	$10,535	1.25%	24.4%	12/31/2023	$2.15	0	$0	1.00%	24.8%	12/31/2023	$2.19	1,059	$2,317	0.75%	25.1%
12/31/2022	1.70	6,517	11,056	1.25%	-20.5%	12/31/2022	1.72	0	0	1.00%	-20.3%	12/31/2022	1.75	1,075	1,880	0.75%	-20.1%
12/31/2021	2.13	5,517	11,777	1.25%	24.2%	12/31/2021	2.16	0	0	1.00%	24.5%	12/31/2021	2.19	1,273	2,787	0.75%	24.8%
12/31/2020	1.72	4,942	8,497	1.25%	19.5%	12/31/2020	1.74	0	0	1.00%	19.8%	12/31/2020	1.75	1,325	2,325	0.75%	20.1%
12/31/2019	1.44	5,373	7,731	1.25%	29.2%	12/31/2019	1.45	0	0	1.00%	29.5%	12/31/2019	1.46	1,499	2,190	0.75%	29.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.23	0	$0	0.50%	25.4%	12/31/2023	$2.27	0	$0	0.25%	25.7%	12/31/2023	$2.31	268	$617	0.00%	26.0%
12/31/2022	1.78	0	0	0.50%	-19.9%	12/31/2022	1.80	0	0	0.25%	-19.7%	12/31/2022	1.83	0	0	0.00%	-19.5%
12/31/2021	2.22	0	0	0.50%	25.1%	12/31/2021	2.25	0	0	0.25%	25.4%	12/31/2021	2.27	0	0	0.00%	25.7%
12/31/2020	1.77	0	0	0.50%	20.4%	12/31/2020	1.79	0	0	0.25%	20.7%	12/31/2020	1.81	0	0	0.00%	21.0%
12/31/2019	1.47	0	0	0.50%	30.2%	12/31/2019	1.48	0	0	0.25%	30.5%	12/31/2019	1.50	0	0	0.00%	30.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	1.5%
2021	1.3%
2020	1.5%
2019	1.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard U.S Growth Fund Admiral Class - 06-FMV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$19,729,107	$20,885,281	133,898
Receivables: investments sold	-
Payables: investments purchased	(87,552)
Net assets	$19,641,555

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$19,641,555	7,810,574	$2.51
Band 100	-	-	2.56
Band 75	-	-	2.61
Band 50	-	-	2.65
Band 25	-	-	2.70
Band 0	-	-	2.75
Total	$19,641,555	7,810,574

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$73,494
Mortality & expense charges			(209,711)
Net investment income (loss)			(136,217)

Gain (loss) on investments:
Net realized gain (loss)			(1,445,648)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,693,580
Net gain (loss)			6,247,932

Increase (decrease) in net assets from operations			$6,111,715

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(136,217)	$(134,958)
Net realized gain (loss)		(1,445,648)	(1,032,184)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,693,580	(7,901,835)

Increase (decrease) in net assets from operations		6,111,715	(9,068,977)

Contract owner transactions:
Proceeds from units sold		11,018,874	10,358,688
Cost of units redeemed		(12,305,926)	(7,332,446)
Account charges		(21,096)	(18,357)
Increase (decrease)		(1,308,148)	3,007,885
Net increase (decrease)		4,803,567	(6,061,092)
Net assets, beginning		14,837,988	20,899,080
Net assets, ending		$19,641,555	$14,837,988

Units sold		5,231,818	4,926,406
Units redeemed		(5,889,304)	(3,575,085)
Net increase (decrease)		(657,486)	1,351,321
Units outstanding, beginning		8,468,060	7,116,739
Units outstanding, ending		7,810,574	8,468,060

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$46,260,719
Cost of units redeemed/account charges			(25,768,618)
Net investment income (loss)			(400,965)
Net realized gain (loss)			(1,507,586)
Realized gain distributions			2,214,179
Net change in unrealized appreciation (depreciation)			(1,156,174)
Net assets			$19,641,555
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.51	7,811	$19,642	1.25%	43.5%	12/31/2023	$2.56	0	$0	1.00%	43.9%	12/31/2023	$2.61	0	$0	0.75%	44.2%
12/31/2022	1.75	8,468	14,838	1.25%	-40.3%	12/31/2022	1.78	0	0	1.00%	-40.2%	12/31/2022	1.81	0	0	0.75%	-40.0%
12/31/2021	2.94	7,117	20,899	1.25%	11.1%	12/31/2021	2.97	0	0	1.00%	11.3%	12/31/2021	3.01	0	0	0.75%	11.6%
12/31/2020	2.64	1,626	4,299	1.25%	56.8%	12/31/2020	2.67	0	0	1.00%	57.2%	12/31/2020	2.70	0	0	0.75%	57.6%
12/31/2019	1.69	838	1,413	1.25%	31.9%	12/31/2019	1.70	0	0	1.00%	32.2%	12/31/2019	1.71	0	0	0.75%	32.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.65	0	$0	0.50%	44.6%	12/31/2023	$2.70	0	$0	0.25%	45.0%	12/31/2023	$2.75	0	$0	0.00%	45.3%
12/31/2022	1.83	0	0	0.50%	-39.9%	12/31/2022	1.86	0	0	0.25%	-39.7%	12/31/2022	1.89	0	0	0.00%	-39.6%
12/31/2021	3.05	0	0	0.50%	11.9%	12/31/2021	3.09	0	0	0.25%	12.2%	12/31/2021	3.13	0	0	0.00%	12.5%
12/31/2020	2.73	0	0	0.50%	57.9%	12/31/2020	2.75	0	0	0.25%	58.3%	12/31/2020	2.78	0	0	0.00%	58.7%
12/31/2019	1.73	0	0	0.50%	32.8%	12/31/2019	1.74	0	0	0.25%	33.2%	12/31/2019	1.75	0	0	0.00%	33.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.4%
2021	0.1%
2020	0.2%
2019	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Value Index Fund Admiral Class - 06-FMW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$7,016,287	$6,215,485	121,132
Receivables: investments sold	44,507
Payables: investments purchased	-
Net assets	$7,060,794

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$7,060,794	4,002,420	$1.76
Band 100	-	-	1.80
Band 75	-	-	1.83
Band 50	-	-	1.86
Band 25	-	-	1.89
Band 0	-	-	1.93
Total	$7,060,794	4,002,420

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$161,506
Mortality & expense charges			(77,032)
Net investment income (loss)			84,474

Gain (loss) on investments:
Net realized gain (loss)			77,871
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			329,557
Net gain (loss)			407,428

Increase (decrease) in net assets from operations			$491,902

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$84,474	$59,708
Net realized gain (loss)		77,871	59,094
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		329,557	(252,338)

Increase (decrease) in net assets from operations		491,902	(133,536)

Contract owner transactions:
Proceeds from units sold		1,855,588	3,483,521
Cost of units redeemed		(1,258,066)	(1,257,670)
Account charges		(12,711)	(6,174)
Increase (decrease)		584,811	2,219,677
Net increase (decrease)		1,076,713	2,086,141
Net assets, beginning		5,984,081	3,897,940
Net assets, ending		$7,060,794	$5,984,081

Units sold		1,127,637	2,183,421
Units redeemed		(784,988)	(828,828)
Net increase (decrease)		342,649	1,354,593
Units outstanding, beginning		3,659,771	2,305,178
Units outstanding, ending		4,002,420	3,659,771

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$11,432,740
Cost of units redeemed/account charges			(5,658,627)
Net investment income (loss)			254,885
Net realized gain (loss)			230,994
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			800,802
Net assets			$7,060,794
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.76	4,002	$7,061	1.25%	7.9%	12/31/2023	$1.80	0	$0	1.00%	8.2%	12/31/2023	$1.83	0	$0	0.75%	8.4%
12/31/2022	1.64	3,660	5,984	1.25%	-3.3%	12/31/2022	1.66	0	0	1.00%	-3.1%	12/31/2022	1.69	0	0	0.75%	-2.8%
12/31/2021	1.69	2,290	3,872	1.25%	24.9%	12/31/2021	1.71	15	26	1.00%	25.2%	12/31/2021	1.73	0	0	0.75%	25.5%
12/31/2020	1.35	1,762	2,385	1.25%	1.0%	12/31/2020	1.37	2	3	1.00%	1.3%	12/31/2020	1.38	0	0	0.75%	1.5%
12/31/2019	1.34	1,949	2,611	1.25%	24.3%	12/31/2019	1.35	0	0	1.00%	24.6%	12/31/2019	1.36	0	0	0.75%	24.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	0	$0	0.50%	8.7%	12/31/2023	$1.89	0	$0	0.25%	9.0%	12/31/2023	$1.93	0	$0	0.00%	9.2%
12/31/2022	1.71	0	0	0.50%	-2.6%	12/31/2022	1.74	0	0	0.25%	-2.3%	12/31/2022	1.76	0	0	0.00%	-2.1%
12/31/2021	1.76	0	0	0.50%	25.9%	12/31/2021	1.78	0	0	0.25%	26.2%	12/31/2021	1.80	0	0	0.00%	26.5%
12/31/2020	1.40	0	0	0.50%	1.8%	12/31/2020	1.41	0	0	0.25%	2.0%	12/31/2020	1.42	0	0	0.00%	2.3%
12/31/2019	1.37	0	0	0.50%	25.2%	12/31/2019	1.38	0	0	0.25%	25.5%	12/31/2019	1.39	0	0	0.00%	25.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.5%
2022	2.3%
2021	2.6%
2020	2.4%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard GNMA Fund Admiral Class - 06-GFM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,285,894	$1,386,454	149,374
Receivables: investments sold	110,882
Payables: investments purchased	-
Net assets	$1,396,776

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,396,776	1,456,769	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.99
Band 50	-	-	1.01
Band 25	-	-	1.02
Band 0	-	-	1.04
Total	$1,396,776	1,456,769

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$41,981
Mortality & expense charges			(15,409)
Net investment income (loss)			26,572

Gain (loss) on investments:
Net realized gain (loss)			(33,175)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			54,403
Net gain (loss)			21,228

Increase (decrease) in net assets from operations			$47,800

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$26,572	$15,894
Net realized gain (loss)		(33,175)	(49,800)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		54,403	(163,240)

Increase (decrease) in net assets from operations		47,800	(197,146)

Contract owner transactions:
Proceeds from units sold		404,279	164,276
Cost of units redeemed		(253,004)	(413,757)
Account charges		(1,551)	(2,197)
Increase (decrease)		149,724	(251,678)
Net increase (decrease)		197,524	(448,824)
Net assets, beginning		1,199,252	1,648,076
Net assets, ending		$1,396,776	$1,199,252

Units sold		430,442	172,523
Units redeemed		(273,830)	(447,782)
Net increase (decrease)		156,612	(275,259)
Units outstanding, beginning		1,300,157	1,575,416
Units outstanding, ending		1,456,769	1,300,157

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,516,521
Cost of units redeemed/account charges			(3,072,463)
Net investment income (loss)			93,165
Net realized gain (loss)			(39,887)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(100,560)
Net assets			$1,396,776
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	1,457	$1,397	1.25%	3.9%	12/31/2023	$0.97	0	$0	1.00%	4.2%	12/31/2023	$0.99	0	$0	0.75%	4.5%
12/31/2022	0.92	1,300	1,199	1.25%	-11.8%	12/31/2022	0.94	0	0	1.00%	-11.6%	12/31/2022	0.95	0	0	0.75%	-11.4%
12/31/2021	1.05	1,575	1,648	1.25%	-2.3%	12/31/2021	1.06	0	0	1.00%	-2.0%	12/31/2021	1.07	0	0	0.75%	-1.8%
12/31/2020	1.07	1,404	1,503	1.25%	2.5%	12/31/2020	1.08	0	0	1.00%	2.8%	12/31/2020	1.09	0	0	0.75%	3.1%
12/31/2019	1.04	1,759	1,836	1.25%	4.6%	12/31/2019	1.05	0	0	1.00%	4.9%	12/31/2019	1.06	0	0	0.75%	5.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	0	$0	0.50%	4.7%	12/31/2023	$1.02	0	$0	0.25%	5.0%	12/31/2023	$1.04	0	$0	0.00%	5.3%
12/31/2022	0.96	0	0	0.50%	-11.2%	12/31/2022	0.97	0	0	0.25%	-10.9%	12/31/2022	0.99	0	0	0.00%	-10.7%
12/31/2021	1.08	0	0	0.50%	-1.5%	12/31/2021	1.09	0	0	0.25%	-1.3%	12/31/2021	1.11	0	0	0.00%	-1.0%
12/31/2020	1.10	0	0	0.50%	3.3%	12/31/2020	1.11	0	0	0.25%	3.6%	12/31/2020	1.12	0	0	0.00%	3.8%
12/31/2019	1.06	0	0	0.50%	5.4%	12/31/2019	1.07	0	0	0.25%	5.7%	12/31/2019	1.08	0	0	0.00%	5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.2%
2022	2.4%
2021	0.9%
2020	2.2%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,557,092	$2,813,966	113,626
Receivables: investments sold	59,736
Payables: investments purchased	-
Net assets	$2,616,828

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,616,828	2,448,975	$1.07
Band 100	-	-	1.09
Band 75	-	-	1.10
Band 50	-	-	1.12
Band 25	-	-	1.14
Band 0	-	-	1.16
Total	$2,616,828	2,448,975

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$106,688
Mortality & expense charges			(30,862)
Net investment income (loss)			75,826

Gain (loss) on investments:
Net realized gain (loss)			(76,607)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			65,518
Net gain (loss)			(11,089)

Increase (decrease) in net assets from operations			$64,737

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$75,826	$136,313
Net realized gain (loss)		(76,607)	(17,678)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		65,518	(389,281)

Increase (decrease) in net assets from operations		64,737	(270,646)

Contract owner transactions:
Proceeds from units sold		790,024	1,396,969
Cost of units redeemed		(664,482)	(723,112)
Account charges		(6,121)	(5,819)
Increase (decrease)		119,421	668,038
Net increase (decrease)		184,158	397,392
Net assets, beginning		2,432,670	2,035,278
Net assets, ending		$2,616,828	$2,432,670

Units sold		756,214	1,467,144
Units redeemed		(641,826)	(832,200)
Net increase (decrease)		114,388	634,944
Units outstanding, beginning		2,334,587	1,699,643
Units outstanding, ending		2,448,975	2,334,587

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$4,577,674
Cost of units redeemed/account charges			(1,924,424)
Net investment income (loss)			287,038
Net realized gain (loss)			(66,624)
Realized gain distributions			38
Net change in unrealized appreciation (depreciation)			(256,874)
Net assets			$2,616,828
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.07	2,449	$2,617	1.25%	2.5%	12/31/2023	$1.09	0	$0	1.00%	2.8%	12/31/2023	$1.10	0	$0	0.75%	3.1%
12/31/2022	1.04	2,335	2,433	1.25%	-13.0%	12/31/2022	1.06	0	0	1.00%	-12.8%	12/31/2022	1.07	0	0	0.75%	-12.5%
12/31/2021	1.20	1,700	2,035	1.25%	4.4%	12/31/2021	1.21	0	0	1.00%	4.6%	12/31/2021	1.22	0	0	0.75%	4.9%
12/31/2020	1.15	1,084	1,243	1.25%	9.6%	12/31/2020	1.16	0	0	1.00%	9.9%	12/31/2020	1.17	0	0	0.75%	10.1%
12/31/2019	1.05	949	994	1.25%	6.8%	12/31/2019	1.05	0	0	1.00%	7.1%	12/31/2019	1.06	0	0	0.75%	7.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	3.3%	12/31/2023	$1.14	0	$0	0.25%	3.6%	12/31/2023	$1.16	0	$0	0.00%	3.8%
12/31/2022	1.09	0	0	0.50%	-12.3%	12/31/2022	1.10	0	0	0.25%	-12.1%	12/31/2022	1.12	0	0	0.00%	-11.9%
12/31/2021	1.24	0	0	0.50%	5.2%	12/31/2021	1.25	0	0	0.25%	5.4%	12/31/2021	1.27	0	0	0.00%	5.7%
12/31/2020	1.18	0	0	0.50%	10.4%	12/31/2020	1.19	0	0	0.25%	10.7%	12/31/2020	1.20	0	0	0.00%	11.0%
12/31/2019	1.07	0	0	0.50%	7.6%	12/31/2019	1.07	0	0	0.25%	7.9%	12/31/2019	1.08	0	0	0.00%	8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	4.2%
2022	7.2%
2021	4.4%
2020	1.5%
2019	2.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$236,707	$265,800	29,121
Receivables: investments sold	50
Payables: investments purchased	-
Net assets	$236,757

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$229,915	231,386	$0.99
Band 100	-	-	1.02
Band 75	6,842	6,678	1.02
Band 50	-	-	1.04
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$236,757	238,064

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,310
Mortality & expense charges			(2,453)
Net investment income (loss)			6,857

Gain (loss) on investments:
Net realized gain (loss)			(7,648)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,015
Net gain (loss)			7,367

Increase (decrease) in net assets from operations			$14,224

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,857	$3,460
Net realized gain (loss)		(7,648)	(7,615)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		15,015	(36,063)

Increase (decrease) in net assets from operations		14,224	(40,218)

Contract owner transactions:
Proceeds from units sold		132,969	21,899
Cost of units redeemed		(20,419)	(21,546)
Account charges		(542)	(236)
Increase (decrease)		112,008	117
Net increase (decrease)		126,232	(40,101)
Net assets, beginning		110,525	150,626
Net assets, ending		$236,757	$110,525

Units sold		140,074	21,878
Units redeemed		(22,070)	(22,111)
Net increase (decrease)		118,004	(233)
Units outstanding, beginning		120,060	120,293
Units outstanding, ending		238,064	120,060

* Date of Fund Inception into Variable Account: 11 /16 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$612,170
Cost of units redeemed/account charges			(348,654)
Net investment income (loss)			15,335
Net realized gain (loss)			(21,308)
Realized gain distributions			8,307
Net change in unrealized appreciation (depreciation)			(29,093)
Net assets			$236,757
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.99	231	$230	1.25%	8.0%	12/31/2023	$1.02	0	$0	1.00%	8.3%	12/31/2023	$1.02	7	$7	0.75%	8.6%
12/31/2022	0.92	116	107	1.25%	-26.5%	12/31/2022	0.94	0	0	1.00%	-26.3%	12/31/2022	0.94	4	4	0.75%	-26.1%
12/31/2021	1.25	116	145	1.25%	-3.5%	12/31/2021	1.28	0	0	1.00%	-3.3%	12/31/2021	1.28	4	6	0.75%	-3.0%
12/31/2020	1.30	84	109	1.25%	14.1%	12/31/2020	1.32	0	0	1.00%	14.4%	12/31/2020	1.32	0	0	0.75%	14.7%
12/31/2019	1.14	88	100	1.25%	19.1%	12/31/2019	1.16	0	0	1.00%	19.6%	12/31/2019	1.15	0	0	0.75%	19.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.04	0	$0	0.50%	8.8%	12/31/2023	$1.06	0	$0	0.25%	9.1%	12/31/2023	$1.07	0	$0	0.00%	9.4%
12/31/2022	0.96	0	0	0.50%	-25.9%	12/31/2022	0.97	0	0	0.25%	-25.8%	12/31/2022	0.98	0	0	0.00%	-25.6%
12/31/2021	1.29	0	0	0.50%	-2.8%	12/31/2021	1.30	0	0	0.25%	-2.5%	12/31/2021	1.32	0	0	0.00%	-2.3%
12/31/2020	1.33	0	0	0.50%	14.9%	12/31/2020	1.34	0	0	0.25%	15.2%	12/31/2020	1.35	0	0	0.00%	15.5%
12/31/2019	1.15	0	0	0.50%	20.0%	12/31/2019	1.16	0	0	0.25%	20.3%	12/31/2019	1.17	0	0	0.00%	20.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	5.4%
2022	3.8%
2021	3.4%
2020	3.3%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Wellesley Income Fund Admiral Class - 06-GCT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$864,656	$936,986	14,212
Receivables: investments sold	-
Payables: investments purchased	(5,822)
Net assets	$858,834

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$858,834	683,727	$1.26
Band 100	-	-	1.28
Band 75	-	-	1.30
Band 50	-	-	1.32
Band 25	-	-	1.34
Band 0	-	-	1.36
Total	$858,834	683,727

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$28,264
Mortality & expense charges			(9,796)
Net investment income (loss)			18,468

Gain (loss) on investments:
Net realized gain (loss)			(5,779)
Realized gain distributions			11,181
Net change in unrealized appreciation (depreciation)			22,887
Net gain (loss)			28,289

Increase (decrease) in net assets from operations			$46,757

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,468	$12,477
Net realized gain (loss)		(5,779)	(3,821)
Realized gain distributions		11,181	31,237
Net change in unrealized appreciation (depreciation)		22,887	(112,482)

Increase (decrease) in net assets from operations		46,757	(72,589)

Contract owner transactions:
Proceeds from units sold		161,896	159,386
Cost of units redeemed		(80,652)	(44,053)
Account charges		(2,100)	(1,674)
Increase (decrease)		79,144	113,659
Net increase (decrease)		125,901	41,070
Net assets, beginning		732,933	691,863
Net assets, ending		$858,834	$732,933

Units sold		135,261	155,829
Units redeemed		(68,605)	(62,224)
Net increase (decrease)		66,656	93,605
Units outstanding, beginning		617,071	523,466
Units outstanding, ending		683,727	617,071

* Date of Fund Inception into Variable Account: 7 /21 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,706,170
Cost of units redeemed/account charges			(942,802)
Net investment income (loss)			54,238
Net realized gain (loss)			27,444
Realized gain distributions			86,114
Net change in unrealized appreciation (depreciation)			(72,330)
Net assets			$858,834
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	684	$859	1.25%	5.8%	12/31/2023	$1.28	0	$0	1.00%	6.0%	12/31/2023	$1.30	0	$0	0.75%	6.3%
12/31/2022	1.19	617	733	1.25%	-10.1%	12/31/2022	1.20	0	0	1.00%	-9.9%	12/31/2022	1.22	0	0	0.75%	-9.7%
12/31/2021	1.32	523	692	1.25%	7.2%	12/31/2021	1.34	0	0	1.00%	7.5%	12/31/2021	1.35	0	0	0.75%	7.8%
12/31/2020	1.23	718	885	1.25%	7.2%	12/31/2020	1.24	0	0	1.00%	7.5%	12/31/2020	1.25	0	0	0.75%	7.7%
12/31/2019	1.15	230	265	1.25%	15.0%	12/31/2019	1.16	0	0	1.00%	15.3%	12/31/2019	1.16	0	0	0.75%	15.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	0	$0	0.50%	6.5%	12/31/2023	$1.34	0	$0	0.25%	6.8%	12/31/2023	$1.36	0	$0	0.00%	7.1%
12/31/2022	1.24	0	0	0.50%	-9.5%	12/31/2022	1.25	0	0	0.25%	-9.2%	12/31/2022	1.27	0	0	0.00%	-9.0%
12/31/2021	1.37	0	0	0.50%	8.0%	12/31/2021	1.38	0	0	0.25%	8.3%	12/31/2021	1.40	0	0	0.00%	8.6%
12/31/2020	1.26	0	0	0.50%	8.0%	12/31/2020	1.28	0	0	0.25%	8.3%	12/31/2020	1.29	0	0	0.00%	8.5%
12/31/2019	1.17	0	0	0.50%	15.9%	12/31/2019	1.18	0	0	0.25%	16.2%	12/31/2019	1.19	0	0	0.00%	16.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	3.0%
2021	2.6%
2020	2.3%
2019	3.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Wellington Fund Admiral Class - 06-GFF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,559,966	$2,661,796	35,885
Receivables: investments sold	2,281
Payables: investments purchased	-
Net assets	$2,562,247

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,562,247	1,678,988	$1.53
Band 100	-	-	1.55
Band 75	-	-	1.58
Band 50	-	-	1.60
Band 25	-	-	1.63
Band 0	-	-	1.66
Total	$2,562,247	1,678,988

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$51,471
Mortality & expense charges			(26,429)
Net investment income (loss)			25,042

Gain (loss) on investments:
Net realized gain (loss)			(10,332)
Realized gain distributions			91,652
Net change in unrealized appreciation (depreciation)			172,180
Net gain (loss)			253,500

Increase (decrease) in net assets from operations			$278,542

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$25,042	$17,297
Net realized gain (loss)		(10,332)	(8,148)
Realized gain distributions		91,652	108,773
Net change in unrealized appreciation (depreciation)		172,180	(479,931)

Increase (decrease) in net assets from operations		278,542	(362,009)

Contract owner transactions:
Proceeds from units sold		428,203	189,270
Cost of units redeemed		(95,020)	(208,963)
Account charges		(4,601)	(3,939)
Increase (decrease)		328,582	(23,632)
Net increase (decrease)		607,124	(385,641)
Net assets, beginning		1,955,123	2,340,764
Net assets, ending		$2,562,247	$1,955,123

Units sold		303,025	135,604
Units redeemed		(71,676)	(155,535)
Net increase (decrease)		231,349	(19,931)
Units outstanding, beginning		1,447,639	1,467,570
Units outstanding, ending		1,678,988	1,447,639

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,542,039
Cost of units redeemed/account charges			(3,762,781)
Net investment income (loss)			136,666
Net realized gain (loss)			86,536
Realized gain distributions			661,617
Net change in unrealized appreciation (depreciation)			(101,830)
Net assets			$2,562,247
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.53	1,679	$2,562	1.25%	13.0%	12/31/2023	$1.55	0	$0	1.00%	13.3%	12/31/2023	$1.58	0	$0	0.75%	13.6%
12/31/2022	1.35	1,448	1,955	1.25%	-15.3%	12/31/2022	1.37	0	0	1.00%	-15.1%	12/31/2022	1.39	0	0	0.75%	-14.9%
12/31/2021	1.59	1,468	2,341	1.25%	17.6%	12/31/2021	1.61	0	0	1.00%	17.9%	12/31/2021	1.63	0	0	0.75%	18.2%
12/31/2020	1.36	1,404	1,904	1.25%	9.3%	12/31/2020	1.37	0	0	1.00%	9.6%	12/31/2020	1.38	0	0	0.75%	9.9%
12/31/2019	1.24	1,646	2,042	1.25%	21.1%	12/31/2019	1.25	0	0	1.00%	21.4%	12/31/2019	1.26	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	0	$0	0.50%	13.8%	12/31/2023	$1.63	0	$0	0.25%	14.1%	12/31/2023	$1.66	0	$0	0.00%	14.4%
12/31/2022	1.41	0	0	0.50%	-14.7%	12/31/2022	1.43	0	0	0.25%	-14.5%	12/31/2022	1.45	0	0	0.00%	-14.3%
12/31/2021	1.65	0	0	0.50%	18.5%	12/31/2021	1.67	0	0	0.25%	18.8%	12/31/2021	1.69	0	0	0.00%	19.1%
12/31/2020	1.39	0	0	0.50%	10.1%	12/31/2020	1.40	0	0	0.25%	10.4%	12/31/2020	1.42	0	0	0.00%	10.7%
12/31/2019	1.26	0	0	0.50%	22.0%	12/31/2019	1.27	0	0	0.25%	22.3%	12/31/2019	1.28	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.3%
2022	2.0%
2021	2.0%
2020	2.2%
2019	2.8%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$151,287	$136,453	4,337
Receivables: investments sold	124
Payables: investments purchased	-
Net assets	$151,411

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$151,411	133,408	$1.13
Band 100	-	-	1.15
Band 75	-	-	1.17
Band 50	-	-	1.18
Band 25	-	-	1.20
Band 0	-	-	1.22
Total	$151,411	133,408

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,467
Mortality & expense charges			(1,510)
Net investment income (loss)			2,957

Gain (loss) on investments:
Net realized gain (loss)			344
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			12,744
Net gain (loss)			13,088

Increase (decrease) in net assets from operations			$16,045

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,957	$1,113
Net realized gain (loss)		344	(346)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		12,744	(100)

Increase (decrease) in net assets from operations		16,045	667

Contract owner transactions:
Proceeds from units sold		43,612	84,040
Cost of units redeemed		(4,246)	(7,736)
Account charges		(279)	(120)
Increase (decrease)		39,087	76,184
Net increase (decrease)		55,132	76,851
Net assets, beginning		96,279	19,428
Net assets, ending		$151,411	$96,279

Units sold		40,824	88,619
Units redeemed		(4,241)	(8,099)
Net increase (decrease)		36,583	80,520
Units outstanding, beginning		96,825	16,305
Units outstanding, ending		133,408	96,825

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$159,630
Cost of units redeemed/account charges			(31,085)
Net investment income (loss)			4,635
Net realized gain (loss)			3,397
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			14,834
Net assets			$151,411
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	133	$151	1.25%	14.1%	12/31/2023	$1.15	0	$0	1.00%	14.4%	12/31/2023	$1.17	0	$0	0.75%	14.7%
12/31/2022	0.99	97	96	1.25%	-16.6%	12/31/2022	1.01	0	0	1.00%	-16.3%	12/31/2022	1.02	0	0	0.75%	-16.1%
12/31/2021	1.19	16	19	1.25%	6.8%	12/31/2021	1.20	0	0	1.00%	7.0%	12/31/2021	1.21	0	0	0.75%	7.3%
12/31/2020	1.12	15	17	1.25%	10.0%	12/31/2020	1.12	0	0	1.00%	10.2%	12/31/2020	1.13	0	0	0.75%	10.5%
12/31/2019	1.01	8	8	1.25%	20.0%	12/31/2019	1.02	0	0	1.00%	20.3%	12/31/2019	1.02	0	0	0.75%	20.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	0	$0	0.50%	15.0%	12/31/2023	$1.20	0	$0	0.25%	15.3%	12/31/2023	$1.22	0	$0	0.00%	15.6%
12/31/2022	1.03	0	0	0.50%	-15.9%	12/31/2022	1.04	0	0	0.25%	-15.7%	12/31/2022	1.05	0	0	0.00%	-15.5%
12/31/2021	1.22	0	0	0.50%	7.6%	12/31/2021	1.24	0	0	0.25%	7.8%	12/31/2021	1.25	0	0	0.00%	8.1%
12/31/2020	1.14	0	0	0.50%	10.8%	12/31/2020	1.15	0	0	0.25%	11.1%	12/31/2020	1.15	0	0	0.00%	11.4%
12/31/2019	1.03	0	0	0.50%	20.9%	12/31/2019	1.03	0	0	0.25%	21.2%	12/31/2019	1.04	0	0	0.00%	21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.6%
2022	2.5%
2021	3.3%
2020	2.3%
2019	3.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$343,715	$345,479	18,642
Receivables: investments sold	29,888
Payables: investments purchased	-
Net assets	$373,603

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$373,603	370,690	$1.01
Band 100	-	-	1.02
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$373,603	370,690

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$8,182
Mortality & expense charges			(3,653)
Net investment income (loss)			4,529

Gain (loss) on investments:
Net realized gain (loss)			(5,040)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,795
Net gain (loss)			6,755

Increase (decrease) in net assets from operations			$11,284

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$4,529	$401
Net realized gain (loss)		(5,040)	(1,860)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,795	(16,015)

Increase (decrease) in net assets from operations		11,284	(17,474)

Contract owner transactions:
Proceeds from units sold		145,658	177,091
Cost of units redeemed		(47,398)	(22,771)
Account charges		(1,278)	(632)
Increase (decrease)		96,982	153,688
Net increase (decrease)		108,266	136,214
Net assets, beginning		265,337	129,123
Net assets, ending		$373,603	$265,337

Units sold		148,821	178,385
Units redeemed		(49,541)	(23,466)
Net increase (decrease)		99,280	154,919
Units outstanding, beginning		271,410	116,491
Units outstanding, ending		370,690	271,410

* Date of Fund Inception into Variable Account: 5 /17 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$461,539
Cost of units redeemed/account charges			(88,033)
Net investment income (loss)			5,924
Net realized gain (loss)			(5,478)
Realized gain distributions			1,415
Net change in unrealized appreciation (depreciation)			(1,764)
Net assets			$373,603
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	371	$374	1.25%	3.1%	12/31/2023	$1.02	0	$0	1.00%	3.3%	12/31/2023	$1.04	0	$0	0.75%	3.6%
12/31/2022	0.98	271	265	1.25%	-11.8%	12/31/2022	0.99	0	0	1.00%	-11.6%	12/31/2022	1.00	0	0	0.75%	-11.4%
12/31/2021	1.11	116	129	1.25%	-3.8%	12/31/2021	1.12	0	0	1.00%	-3.6%	12/31/2021	1.13	0	0	0.75%	-3.3%
12/31/2020	1.15	97	112	1.25%	6.3%	12/31/2020	1.16	0	0	1.00%	6.6%	12/31/2020	1.17	0	0	0.75%	6.8%
12/31/2019	1.08	86	94	1.25%	4.9%	12/31/2019	1.09	0	0	1.00%	5.2%	12/31/2019	1.09	0	0	0.75%	5.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	3.9%	12/31/2023	$1.07	0	$0	0.25%	4.1%	12/31/2023	$1.08	0	$0	0.00%	4.4%
12/31/2022	1.01	0	0	0.50%	-11.1%	12/31/2022	1.02	0	0	0.25%	-10.9%	12/31/2022	1.04	0	0	0.00%	-10.7%
12/31/2021	1.14	0	0	0.50%	-3.1%	12/31/2021	1.15	0	0	0.25%	-2.8%	12/31/2021	1.16	0	0	0.00%	-2.6%
12/31/2020	1.18	0	0	0.50%	7.1%	12/31/2020	1.18	0	0	0.25%	7.4%	12/31/2020	1.19	0	0	0.00%	7.6%
12/31/2019	1.10	0	0	0.50%	5.7%	12/31/2019	1.10	0	0	0.25%	6.0%	12/31/2019	1.11	0	0	0.00%	6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	1.0%
2021	1.1%
2020	1.5%
2019	2.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard International Growth Fund Admiral Class - 06-3F6

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$26,528,884	$34,000,376	257,542
Receivables: investments sold	-
Payables: investments purchased	(308,465)
Net assets	$26,220,419

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$26,220,419	20,489,136	$1.28
Band 100	-	-	1.30
Band 75	-	-	1.32
Band 50	-	-	1.33
Band 25	-	-	1.35
Band 0	-	-	1.37
Total	$26,220,419	20,489,136

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$287,901
Mortality & expense charges			(302,187)
Net investment income (loss)			(14,286)

Gain (loss) on investments:
Net realized gain (loss)			(1,610,887)
Realized gain distributions			213,038
Net change in unrealized appreciation (depreciation)			4,442,959
Net gain (loss)			3,045,110

Increase (decrease) in net assets from operations			$3,030,824

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(14,286)	$39,844
Net realized gain (loss)		(1,610,887)	(579,935)
Realized gain distributions		213,038	1,153,663
Net change in unrealized appreciation (depreciation)		4,442,959	(9,200,830)

Increase (decrease) in net assets from operations		3,030,824	(8,587,258)

Contract owner transactions:
Proceeds from units sold		6,730,901	8,169,118
Cost of units redeemed		(5,283,044)	(3,405,274)
Account charges		(59,598)	(63,709)
Increase (decrease)		1,388,259	4,700,135
Net increase (decrease)		4,419,083	(3,887,123)
Net assets, beginning		21,801,336	25,688,459
Net assets, ending		$26,220,419	$21,801,336

Units sold		5,604,052	6,749,167
Units redeemed		(4,431,844)	(2,988,689)
Net increase (decrease)		1,172,208	3,760,478
Units outstanding, beginning		19,316,928	15,556,450
Units outstanding, ending		20,489,136	19,316,928

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$45,924,019
Cost of units redeemed/account charges			(15,278,375)
Net investment income (loss)			106,929
Net realized gain (loss)			(1,414,589)
Realized gain distributions			4,353,927
Net change in unrealized appreciation (depreciation)			(7,471,492)
Net assets			$26,220,419
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	20,489	$26,220	1.25%	13.4%	12/31/2023	$1.30	0	$0	1.00%	13.7%	12/31/2023	$1.32	0	$0	0.75%	14.0%
12/31/2022	1.13	19,317	21,801	1.25%	-31.7%	12/31/2022	1.14	0	0	1.00%	-31.5%	12/31/2022	1.15	0	0	0.75%	-31.3%
12/31/2021	1.65	15,556	25,688	1.25%	-2.0%	12/31/2021	1.67	0	0	1.00%	-1.7%	12/31/2021	1.68	0	0	0.75%	-1.5%
12/31/2020	1.68	3,680	6,199	1.25%	57.8%	12/31/2020	1.70	0	0	1.00%	58.2%	12/31/2020	1.71	0	0	0.75%	58.6%
12/31/2019	1.07	1,797	1,918	1.25%	29.9%	12/31/2019	1.07	0	0	1.00%	30.2%	12/31/2019	1.08	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	0.50%	14.2%	12/31/2023	$1.35	0	$0	0.25%	14.5%	12/31/2023	$1.37	0	$0	0.00%	14.8%
12/31/2022	1.17	0	0	0.50%	-31.1%	12/31/2022	1.18	0	0	0.25%	-31.0%	12/31/2022	1.19	0	0	0.00%	-30.8%
12/31/2021	1.70	0	0	0.50%	-1.2%	12/31/2021	1.71	0	0	0.25%	-1.0%	12/31/2021	1.73	0	0	0.00%	-0.7%
12/31/2020	1.72	0	0	0.50%	58.9%	12/31/2020	1.73	0	0	0.25%	59.3%	12/31/2020	1.74	0	0	0.00%	59.7%
12/31/2019	1.08	0	0	0.50%	30.8%	12/31/2019	1.08	0	0	0.25%	31.2%	12/31/2019	1.09	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.2%
2022	1.3%
2021	1.5%
2020	0.5%
2019	2.5%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Federal Fund Admiral Class - 06-3CR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$15,853	$15,788	1,570
Receivables: investments sold	-
Payables: investments purchased	(10)
Net assets	$15,843

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$15,843	15,653	$1.01
Band 100	-	-	1.03
Band 75	-	-	1.04
Band 50	-	-	1.05
Band 25	-	-	1.07
Band 0	-	-	1.08
Total	$15,843	15,653

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18
Mortality & expense charges			(5)
Net investment income (loss)			13

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			65
Net gain (loss)			65

Increase (decrease) in net assets from operations			$78

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$13	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		65	-

Increase (decrease) in net assets from operations		78	-

Contract owner transactions:
Proceeds from units sold		15,784	-
Cost of units redeemed		-	-
Account charges		(19)	-
Increase (decrease)		15,765	-
Net increase (decrease)		15,843	-
Net assets, beginning		-	-
Net assets, ending		$15,843	$-

Units sold		15,672	-
Units redeemed		(19)	-
Net increase (decrease)		15,653	-
Units outstanding, beginning		-	-
Units outstanding, ending		15,653	-

* Date of Fund Inception into Variable Account: 6 /21 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$15,784
Cost of units redeemed/account charges			(19)
Net investment income (loss)			13
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			65
Net assets			$15,843
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.01	16	$16	1.25%	2.6%	12/31/2023	$1.03	0	$0	1.00%	2.9%	12/31/2023	$1.04	0	$0	0.75%	3.1%
12/31/2022	0.99	0	0	1.25%	-6.4%	12/31/2022	1.00	0	0	1.00%	-6.1%	12/31/2022	1.01	0	0	0.75%	-5.9%
12/31/2021	1.05	0	0	1.25%	-1.7%	12/31/2021	1.06	0	0	1.00%	-1.5%	12/31/2021	1.07	0	0	0.75%	-1.2%
12/31/2020	1.07	0	0	1.25%	3.2%	12/31/2020	1.08	0	0	1.00%	3.4%	12/31/2020	1.09	0	0	0.75%	3.7%
12/31/2019	1.04	0	0	1.25%	2.9%	12/31/2019	1.04	0	0	1.00%	3.2%	12/31/2019	1.05	0	0	0.75%	3.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	0	$0	0.50%	3.4%	12/31/2023	$1.07	0	$0	0.25%	3.7%	12/31/2023	$1.08	0	$0	0.00%	3.9%
12/31/2022	1.02	0	0	0.50%	-5.7%	12/31/2022	1.03	0	0	0.25%	-5.4%	12/31/2022	1.04	0	0	0.00%	-5.2%
12/31/2021	1.08	0	0	0.50%	-1.0%	12/31/2021	1.09	0	0	0.25%	-0.7%	12/31/2021	1.10	0	0	0.00%	-0.5%
12/31/2020	1.09	0	0	0.50%	3.9%	12/31/2020	1.10	0	0	0.25%	4.2%	12/31/2020	1.11	0	0	0.00%	4.5%
12/31/2019	1.05	0	0	0.50%	3.7%	12/31/2019	1.06	0	0	0.25%	3.9%	12/31/2019	1.06	0	0	0.00%	4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.2%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Target Retirement 2065 Fund Investor Class - 06-34V

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,892,585	$1,747,563	63,281
Receivables: investments sold	2,695
Payables: investments purchased	-
Net assets	$1,895,280

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,895,280	1,345,242	$1.41
Band 100	-	-	1.43
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$1,895,280	1,345,242

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$38,002
Mortality & expense charges			(17,390)
Net investment income (loss)			20,612

Gain (loss) on investments:
Net realized gain (loss)			355
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			222,661
Net gain (loss)			223,016

Increase (decrease) in net assets from operations			$243,628

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$20,612	$11,757
Net realized gain (loss)		355	479
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		222,661	(117,517)

Increase (decrease) in net assets from operations		243,628	(105,281)

Contract owner transactions:
Proceeds from units sold		899,639	978,527
Cost of units redeemed		(170,025)	(421,958)
Account charges		(16,732)	(670)
Increase (decrease)		712,882	555,899
Net increase (decrease)		956,510	450,618
Net assets, beginning		938,770	488,152
Net assets, ending		$1,895,280	$938,770

Units sold		700,156	798,308
Units redeemed		(145,583)	(343,062)
Net increase (decrease)		554,573	455,246
Units outstanding, beginning		790,669	335,423
Units outstanding, ending		1,345,242	790,669

* Date of Fund Inception into Variable Account: 3 /15 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,339,117
Cost of units redeemed/account charges			(628,272)
Net investment income (loss)			36,240
Net realized gain (loss)			2,063
Realized gain distributions			1,110
Net change in unrealized appreciation (depreciation)			145,022
Net assets			$1,895,280
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.41	1,345	$1,895	1.25%	18.7%	12/31/2023	$1.43	0	$0	1.00%	19.0%	12/31/2023	$1.45	0	$0	0.75%	19.3%
12/31/2022	1.19	791	939	1.25%	-18.4%	12/31/2022	1.20	0	0	1.00%	-18.2%	12/31/2022	1.22	0	0	0.75%	-18.0%
12/31/2021	1.46	335	488	1.25%	15.0%	12/31/2021	1.47	0	0	1.00%	15.3%	12/31/2021	1.48	0	0	0.75%	15.6%
12/31/2020	1.27	23	29	1.25%	14.7%	12/31/2020	1.27	0	0	1.00%	15.0%	12/31/2020	1.28	0	0	0.75%	15.3%
12/31/2019	1.10	5	6	1.25%	23.4%	12/31/2019	1.11	0	0	1.00%	23.7%	12/31/2019	1.11	0	0	0.75%	24.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	19.6%	12/31/2023	$1.49	0	$0	0.25%	19.9%	12/31/2023	$1.51	0	$0	0.00%	20.1%
12/31/2022	1.23	0	0	0.50%	-17.8%	12/31/2022	1.25	0	0	0.25%	-17.6%	12/31/2022	1.26	0	0	0.00%	-17.4%
12/31/2021	1.50	0	0	0.50%	15.9%	12/31/2021	1.51	0	0	0.25%	16.2%	12/31/2021	1.53	0	0	0.00%	16.5%
12/31/2020	1.29	0	0	0.50%	15.6%	12/31/2020	1.30	0	0	0.25%	15.9%	12/31/2020	1.31	0	0	0.00%	16.2%
12/31/2019	1.12	0	0	0.50%	24.3%	12/31/2019	1.12	0	0	0.25%	24.7%	12/31/2019	1.13	0	0	0.00%	25.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.7%
2022	2.5%
2021	3.1%
2020	2.4%
2019	3.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$556,034	$537,296	15,294
Receivables: investments sold	13,084
Payables: investments purchased	-
Net assets	$569,118

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$569,118	398,327	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.49
Band 0	-	-	1.51
Total	$569,118	398,327

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$9,331
Mortality & expense charges			(7,907)
Net investment income (loss)			1,424

Gain (loss) on investments:
Net realized gain (loss)			(14,450)
Realized gain distributions			3,308
Net change in unrealized appreciation (depreciation)			54,824
Net gain (loss)			43,682

Increase (decrease) in net assets from operations			$45,106

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,424	$3,975
Net realized gain (loss)		(14,450)	(1,726)
Realized gain distributions		3,308	31,686
Net change in unrealized appreciation (depreciation)		54,824	(55,636)

Increase (decrease) in net assets from operations		45,106	(21,701)

Contract owner transactions:
Proceeds from units sold		335,961	532,695
Cost of units redeemed		(711,718)	(337,728)
Account charges		(518)	(109)
Increase (decrease)		(376,275)	194,858
Net increase (decrease)		(331,169)	173,157
Net assets, beginning		900,287	727,130
Net assets, ending		$569,118	$900,287

Units sold		249,760	418,204
Units redeemed		(524,175)	(255,864)
Net increase (decrease)		(274,415)	162,340
Units outstanding, beginning		672,742	510,402
Units outstanding, ending		398,327	672,742

* Date of Fund Inception into Variable Account: 9 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,573,184
Cost of units redeemed/account charges			(1,086,082)
Net investment income (loss)			9,511
Net realized gain (loss)			(7,397)
Realized gain distributions			61,164
Net change in unrealized appreciation (depreciation)			18,738
Net assets			$569,118
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	398	$569	1.25%	6.8%	12/31/2023	$1.44	0	$0	1.00%	7.0%	12/31/2023	$1.46	0	$0	0.75%	7.3%
12/31/2022	1.34	673	900	1.25%	-6.1%	12/31/2022	1.35	0	0	1.00%	-5.8%	12/31/2022	1.36	0	0	0.75%	-5.6%
12/31/2021	1.42	510	727	1.25%	23.3%	12/31/2021	1.43	0	0	1.00%	23.6%	12/31/2021	1.44	0	0	0.75%	23.9%
12/31/2020	1.16	78	90	1.25%	10.7%	12/31/2020	1.16	0	0	1.00%	10.9%	12/31/2020	1.16	0	0	0.75%	11.2%
12/31/2019	1.04	0	0	1.25%	4.4%	12/31/2019	1.04	0	0	1.00%	4.5%	12/31/2019	1.05	0	0	0.75%	4.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	7.6%	12/31/2023	$1.49	0	$0	0.25%	7.8%	12/31/2023	$1.51	0	$0	0.00%	8.1%
12/31/2022	1.37	0	0	0.50%	-5.4%	12/31/2022	1.38	0	0	0.25%	-5.1%	12/31/2022	1.39	0	0	0.00%	-4.9%
12/31/2021	1.45	0	0	0.50%	24.2%	12/31/2021	1.46	0	0	0.25%	24.5%	12/31/2021	1.47	0	0	0.00%	24.8%
12/31/2020	1.17	0	0	0.50%	11.5%	12/31/2020	1.17	0	0	0.25%	11.8%	12/31/2020	1.17	0	0	0.00%	12.1%
12/31/2019	1.05	0	0	0.50%	4.6%	12/31/2019	1.05	0	0	0.25%	4.7%	12/31/2019	1.05	0	0	0.00%	4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.5%
2021	1.5%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$5,029,933	$4,532,369	52,403
Receivables: investments sold	-
Payables: investments purchased	(76,241)
Net assets	$4,953,692

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,953,692	3,462,474	$1.43
Band 100	-	-	1.45
Band 75	-	-	1.46
Band 50	-	-	1.48
Band 25	-	-	1.50
Band 0	-	-	1.51
Total	$4,953,692	3,462,474

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$35,818
Mortality & expense charges			(56,035)
Net investment income (loss)			(20,217)

Gain (loss) on investments:
Net realized gain (loss)			(158,290)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			943,426
Net gain (loss)			785,136

Increase (decrease) in net assets from operations			$764,919

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(20,217)	$(13,762)
Net realized gain (loss)		(158,290)	(501,618)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		943,426	(644,858)

Increase (decrease) in net assets from operations		764,919	(1,160,238)

Contract owner transactions:
Proceeds from units sold		3,014,368	4,146,395
Cost of units redeemed		(1,959,712)	(2,572,236)
Account charges		(20,149)	(10,394)
Increase (decrease)		1,034,507	1,563,765
Net increase (decrease)		1,799,426	403,527
Net assets, beginning		3,154,266	2,750,739
Net assets, ending		$4,953,692	$3,154,266

Units sold		2,360,405	3,097,000
Units redeemed		(1,579,152)	(2,058,948)
Net increase (decrease)		781,253	1,038,052
Units outstanding, beginning		2,681,221	1,643,169
Units outstanding, ending		3,462,474	2,681,221

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,657,896
Cost of units redeemed/account charges			(7,867,644)
Net investment income (loss)			(58,530)
Net realized gain (loss)			(275,594)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			497,564
Net assets			$4,953,692
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	3,462	$4,954	1.25%	21.6%	12/31/2023	$1.45	0	$0	1.00%	21.9%	12/31/2023	$1.46	0	$0	0.75%	22.2%
12/31/2022	1.18	2,681	3,154	1.25%	-29.7%	12/31/2022	1.19	0	0	1.00%	-29.5%	12/31/2022	1.20	0	0	0.75%	-29.4%
12/31/2021	1.67	1,643	2,751	1.25%	19.0%	12/31/2021	1.68	0	0	1.00%	19.3%	12/31/2021	1.70	0	0	0.75%	19.6%
12/31/2020	1.41	101	143	1.25%	32.8%	12/31/2020	1.41	0	0	1.00%	33.1%	12/31/2020	1.42	0	0	0.75%	33.5%
12/31/2019	1.06	0	0	1.25%	5.9%	12/31/2019	1.06	0	0	1.00%	6.1%	12/31/2019	1.06	0	0	0.75%	6.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.48	0	$0	0.50%	22.5%	12/31/2023	$1.50	0	$0	0.25%	22.8%	12/31/2023	$1.51	0	$0	0.00%	23.1%
12/31/2022	1.21	0	0	0.50%	-29.2%	12/31/2022	1.22	0	0	0.25%	-29.0%	12/31/2022	1.23	0	0	0.00%	-28.8%
12/31/2021	1.71	0	0	0.50%	19.9%	12/31/2021	1.72	0	0	0.25%	20.2%	12/31/2021	1.73	0	0	0.00%	20.5%
12/31/2020	1.42	0	0	0.50%	33.8%	12/31/2020	1.43	0	0	0.25%	34.1%	12/31/2020	1.43	0	0	0.00%	34.5%
12/31/2019	1.06	0	0	0.50%	6.4%	12/31/2019	1.07	0	0	0.25%	6.5%	12/31/2019	1.07	0	0	0.00%	6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.9%
2022	0.7%
2021	0.8%
2020	0.2%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$2,876,160	$2,721,138	38,398
Receivables: investments sold	6,801
Payables: investments purchased	-
Net assets	$2,882,961

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$2,882,961	2,098,191	$1.37
Band 100	-	-	1.39
Band 75	-	-	1.41
Band 50	-	-	1.42
Band 25	-	-	1.44
Band 0	-	-	1.45
Total	$2,882,961	2,098,191

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$56,168
Mortality & expense charges			(26,811)
Net investment income (loss)			29,357

Gain (loss) on investments:
Net realized gain (loss)			(5,134)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			187,648
Net gain (loss)			182,514

Increase (decrease) in net assets from operations			$211,871

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$29,357	$19,762
Net realized gain (loss)		(5,134)	37,799
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		187,648	(217,972)

Increase (decrease) in net assets from operations		211,871	(160,411)

Contract owner transactions:
Proceeds from units sold		2,089,495	1,867,131
Cost of units redeemed		(1,621,625)	(1,282,804)
Account charges		(4,195)	(1,801)
Increase (decrease)		463,675	582,526
Net increase (decrease)		675,546	422,115
Net assets, beginning		2,207,415	1,785,300
Net assets, ending		$2,882,961	$2,207,415

Units sold		1,711,077	1,564,074
Units redeemed		(1,354,388)	(1,103,708)
Net increase (decrease)		356,689	460,366
Units outstanding, beginning		1,741,502	1,281,136
Units outstanding, ending		2,098,191	1,741,502

* Date of Fund Inception into Variable Account: 6 /27 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$6,395,229
Cost of units redeemed/account charges			(3,811,357)
Net investment income (loss)			64,529
Net realized gain (loss)			79,538
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			155,022
Net assets			$2,882,961
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.37	2,098	$2,883	1.25%	8.4%	12/31/2023	$1.39	0	$0	1.00%	8.7%	12/31/2023	$1.41	0	$0	0.75%	8.9%
12/31/2022	1.27	1,742	2,207	1.25%	-9.0%	12/31/2022	1.28	0	0	1.00%	-8.8%	12/31/2022	1.29	0	0	0.75%	-8.6%
12/31/2021	1.39	1,281	1,785	1.25%	27.2%	12/31/2021	1.40	0	0	1.00%	27.5%	12/31/2021	1.41	0	0	0.75%	27.8%
12/31/2020	1.10	481	527	1.25%	1.3%	12/31/2020	1.10	0	0	1.00%	1.5%	12/31/2020	1.10	0	0	0.75%	1.8%
12/31/2019	1.08	145	157	1.25%	8.2%	12/31/2019	1.08	0	0	1.00%	8.4%	12/31/2019	1.09	0	0	0.75%	8.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.42	0	$0	0.50%	9.2%	12/31/2023	$1.44	0	$0	0.25%	9.5%	12/31/2023	$1.45	0	$0	0.00%	9.8%
12/31/2022	1.30	0	0	0.50%	-8.4%	12/31/2022	1.31	0	0	0.25%	-8.1%	12/31/2022	1.32	0	0	0.00%	-7.9%
12/31/2021	1.42	0	0	0.50%	28.1%	12/31/2021	1.43	0	0	0.25%	28.4%	12/31/2021	1.44	0	0	0.00%	28.8%
12/31/2020	1.11	0	0	0.50%	2.0%	12/31/2020	1.11	0	0	0.25%	2.3%	12/31/2020	1.12	0	0	0.00%	2.5%
12/31/2019	1.09	0	0	0.50%	8.6%	12/31/2019	1.09	0	0	0.25%	8.8%	12/31/2019	1.09	0	0	0.00%	8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	2.1%
2021	2.0%
2020	2.4%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard FTSE Social Index Fund Admiral Class - 06-3WM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,865,453	$1,675,104	40,239
Receivables: investments sold	-
Payables: investments purchased	(44,624)
Net assets	$1,820,829

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,820,829	1,087,862	$1.67
Band 100	-	-	1.69
Band 75	-	-	1.71
Band 50	-	-	1.73
Band 25	-	-	1.75
Band 0	-	-	1.77
Total	$1,820,829	1,087,862

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$18,672
Mortality & expense charges			(18,037)
Net investment income (loss)			635

Gain (loss) on investments:
Net realized gain (loss)			2,119
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			375,261
Net gain (loss)			377,380

Increase (decrease) in net assets from operations			$378,015

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$635	$175
Net realized gain (loss)		2,119	25,552
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		375,261	(339,192)

Increase (decrease) in net assets from operations		378,015	(313,465)

Contract owner transactions:
Proceeds from units sold		591,409	424,165
Cost of units redeemed		(287,481)	(141,277)
Account charges		(1,605)	(1,141)
Increase (decrease)		302,323	281,747
Net increase (decrease)		680,338	(31,718)
Net assets, beginning		1,140,491	1,172,209
Net assets, ending		$1,820,829	$1,140,491

Units sold		388,311	301,057
Units redeemed		(187,366)	(96,352)
Net increase (decrease)		200,945	204,705
Units outstanding, beginning		886,917	682,212
Units outstanding, ending		1,087,862	886,917

* Date of Fund Inception into Variable Account: 4 /25 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,070,636
Cost of units redeemed/account charges			(474,405)
Net investment income (loss)			782
Net realized gain (loss)			33,467
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			190,349
Net assets			$1,820,829
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	1,088	$1,821	1.25%	30.2%	12/31/2023	$1.69	0	$0	1.00%	30.5%	12/31/2023	$1.71	0	$0	0.75%	30.8%
12/31/2022	1.29	887	1,140	1.25%	-25.2%	12/31/2022	1.30	0	0	1.00%	-25.0%	12/31/2022	1.31	0	0	0.75%	-24.8%
12/31/2021	1.72	682	1,172	1.25%	26.1%	12/31/2021	1.73	0	0	1.00%	26.4%	12/31/2021	1.74	0	0	0.75%	26.8%
12/31/2020	1.36	203	277	1.25%	21.1%	12/31/2020	1.37	0	0	1.00%	21.4%	12/31/2020	1.37	0	0	0.75%	21.7%
12/31/2019	1.12	115	129	1.25%	12.5%	12/31/2019	1.13	0	0	1.00%	12.6%	12/31/2019	1.13	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	0	$0	0.50%	31.1%	12/31/2023	$1.75	0	$0	0.25%	31.5%	12/31/2023	$1.77	0	$0	0.00%	31.8%
12/31/2022	1.32	0	0	0.50%	-24.6%	12/31/2022	1.33	0	0	0.25%	-24.4%	12/31/2022	1.35	0	0	0.00%	-24.2%
12/31/2021	1.75	0	0	0.50%	27.1%	12/31/2021	1.77	0	0	0.25%	27.4%	12/31/2021	1.78	0	0	0.00%	27.7%
12/31/2020	1.38	0	0	0.50%	22.1%	12/31/2020	1.39	0	0	0.25%	22.4%	12/31/2020	1.39	0	0	0.00%	22.7%
12/31/2019	1.13	0	0	0.50%	13.0%	12/31/2019	1.13	0	0	0.25%	13.2%	12/31/2019	1.13	0	0	0.00%	13.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.2%
2021	0.6%
2020	1.5%
2019	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short Term Federal Fund Investor Class - 06-305

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$331,002	$340,485	32,828
Receivables: investments sold	235
Payables: investments purchased	-
Net assets	$331,237

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$331,237	183,209	$1.81
Band 100	-	-	1.90
Band 75	-	-	2.00
Band 50	-	-	2.10
Band 25	-	-	2.21
Band 0	-	-	2.59
Total	$331,237	183,209

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$10,991
Mortality & expense charges			(4,089)
Net investment income (loss)			6,902

Gain (loss) on investments:
Net realized gain (loss)			(9,693)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,170
Net gain (loss)			1,477

Increase (decrease) in net assets from operations			$8,379

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$6,902	$1,424
Net realized gain (loss)		(9,693)	(6,052)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,170	(19,122)

Increase (decrease) in net assets from operations		8,379	(23,750)

Contract owner transactions:
Proceeds from units sold		162,027	82,614
Cost of units redeemed		(149,367)	(120,324)
Account charges		(126)	(281)
Increase (decrease)		12,534	(37,991)
Net increase (decrease)		20,913	(61,741)
Net assets, beginning		310,324	372,065
Net assets, ending		$331,237	$310,324

Units sold		91,164	46,193
Units redeemed		(83,923)	(67,539)
Net increase (decrease)		7,241	(21,346)
Units outstanding, beginning		175,968	197,314
Units outstanding, ending		183,209	175,968

* Date of Fund Inception into Variable Account: 5 /1 /2001
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$12,398,016
Cost of units redeemed/account charges			(12,320,236)
Net investment income (loss)			105,450
Net realized gain (loss)			6,557
Realized gain distributions			150,933
Net change in unrealized appreciation (depreciation)			(9,483)
Net assets			$331,237
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.81	183	$331	1.25%	2.5%	12/31/2023	$1.90	0	$0	1.00%	2.8%	12/31/2023	$2.00	0	$0	0.75%	3.0%
12/31/2022	1.76	176	310	1.25%	-6.5%	12/31/2022	1.85	0	0	1.00%	-6.2%	12/31/2022	1.94	0	0	0.75%	-6.0%
12/31/2021	1.89	197	372	1.25%	-1.8%	12/31/2021	1.97	0	0	1.00%	-1.6%	12/31/2021	2.07	0	0	0.75%	-1.3%
12/31/2020	1.92	350	672	1.25%	3.1%	12/31/2020	2.01	0	0	1.00%	3.3%	12/31/2020	2.09	0	0	0.75%	3.6%
12/31/2019	1.86	279	519	1.25%	2.8%	12/31/2019	1.94	0	0	1.00%	3.1%	12/31/2019	2.02	0	0	0.75%	3.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.10	0	$0	0.50%	3.3%	12/31/2023	$2.21	0	$0	0.25%	3.5%	12/31/2023	$2.59	0	$0	0.00%	3.8%
12/31/2022	2.04	0	0	0.50%	-5.8%	12/31/2022	2.14	0	0	0.25%	-5.5%	12/31/2022	2.49	0	0	0.00%	-5.3%
12/31/2021	2.16	0	0	0.50%	-1.1%	12/31/2021	2.26	0	0	0.25%	-0.8%	12/31/2021	2.63	0	0	0.00%	-0.6%
12/31/2020	2.19	0	0	0.50%	3.8%	12/31/2020	2.28	0	0	0.25%	4.1%	12/31/2020	2.65	0	0	0.00%	4.3%
12/31/2019	2.11	0	0	0.50%	3.6%	12/31/2019	2.19	0	0	0.25%	3.8%	12/31/2019	2.54	0	0	0.00%	4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.4%
2022	1.7%
2021	0.6%
2020	1.3%
2019	3.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard European Stock Index Fund Inst Class - 06-4PP

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$42,296	$42,511	524
Receivables: investments sold	31
Payables: investments purchased	-
Net assets	$42,327

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$42,327	31,779	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.39
Total	$42,327	31,779

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,345
Mortality & expense charges			(500)
Net investment income (loss)			845

Gain (loss) on investments:
Net realized gain (loss)			(764)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			6,502
Net gain (loss)			5,738

Increase (decrease) in net assets from operations			$6,583

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$845	$659
Net realized gain (loss)		(764)	(807)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		6,502	(6,739)

Increase (decrease) in net assets from operations		6,583	(6,887)

Contract owner transactions:
Proceeds from units sold		7,682	4,852
Cost of units redeemed		(7,212)	(2,537)
Account charges		(16)	(10)
Increase (decrease)		454	2,305
Net increase (decrease)		7,037	(4,582)
Net assets, beginning		35,290	39,872
Net assets, ending		$42,327	$35,290

Units sold		6,250	4,512
Units redeemed		(5,872)	(2,526)
Net increase (decrease)		378	1,986
Units outstanding, beginning		31,401	29,415
Units outstanding, ending		31,779	31,401

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$90,807
Cost of units redeemed/account charges			(48,168)
Net investment income (loss)			2,586
Net realized gain (loss)			(2,683)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(215)
Net assets			$42,327
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	32	$42	1.25%	18.5%	12/31/2023	$1.34	0	$0	1.00%	18.8%	12/31/2023	$1.35	0	$0	0.75%	19.1%
12/31/2022	1.12	31	35	1.25%	-17.1%	12/31/2022	1.13	0	0	1.00%	-16.9%	12/31/2022	1.14	0	0	0.75%	-16.7%
12/31/2021	1.36	29	40	1.25%	14.9%	12/31/2021	1.36	0	0	1.00%	15.2%	12/31/2021	1.36	0	0	0.75%	15.5%
12/31/2020	1.18	0	0	1.25%	18.0%	12/31/2020	1.18	0	0	1.00%	18.0%	12/31/2020	1.18	0	0	0.75%	18.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	19.4%	12/31/2023	$1.37	0	$0	0.25%	19.7%	12/31/2023	$1.39	0	$0	0.00%	20.0%
12/31/2022	1.14	0	0	0.50%	-16.5%	12/31/2022	1.15	0	0	0.25%	-16.3%	12/31/2022	1.15	0	0	0.00%	-16.0%
12/31/2021	1.37	0	0	0.50%	15.7%	12/31/2021	1.37	0	0	0.25%	16.0%	12/31/2021	1.38	0	0	0.00%	16.3%
12/31/2020	1.18	0	0	0.50%	18.1%	12/31/2020	1.18	0	0	0.25%	18.2%	12/31/2020	1.18	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.5%
2022	2.9%
2021	8.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Financials Idx Admiral Class - 06-4G7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$100,669	$85,052	2,173
Receivables: investments sold	-
Payables: investments purchased	(202)
Net assets	$100,467

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$100,467	79,771	$1.26
Band 100	-	-	1.27
Band 75	-	-	1.28
Band 50	-	-	1.30
Band 25	-	-	1.31
Band 0	-	-	1.32
Total	$100,467	79,771

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,529
Mortality & expense charges			(821)
Net investment income (loss)			708

Gain (loss) on investments:
Net realized gain (loss)			96
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			7,823
Net gain (loss)			7,919

Increase (decrease) in net assets from operations			$8,627

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$708	$615
Net realized gain (loss)		96	105
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		7,823	(9,791)

Increase (decrease) in net assets from operations		8,627	(9,071)

Contract owner transactions:
Proceeds from units sold		29,910	3,274
Cost of units redeemed		(400)	(20)
Account charges		-	-
Increase (decrease)		29,510	3,254
Net increase (decrease)		38,137	(5,817)
Net assets, beginning		62,330	68,147
Net assets, ending		$100,467	$62,330

Units sold		24,347	2,939
Units redeemed		(334)	(19)
Net increase (decrease)		24,013	2,920
Units outstanding, beginning		55,758	52,838
Units outstanding, ending		79,771	55,758

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$82,927
Cost of units redeemed/account charges			(542)
Net investment income (loss)			2,091
Net realized gain (loss)			374
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			15,617
Net assets			$100,467
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.26	80	$100	1.25%	12.7%	12/31/2023	$1.27	0	$0	1.00%	12.9%	12/31/2023	$1.28	0	$0	0.75%	13.2%
12/31/2022	1.12	56	62	1.25%	-13.3%	12/31/2022	1.13	0	0	1.00%	-13.1%	12/31/2022	1.13	0	0	0.75%	-12.9%
12/31/2021	1.29	53	68	1.25%	33.6%	12/31/2021	1.30	0	0	1.00%	33.9%	12/31/2021	1.30	0	0	0.75%	34.2%
12/31/2020	0.97	52	51	1.25%	-3.4%	12/31/2020	0.97	0	0	1.00%	-3.2%	12/31/2020	0.97	0	0	0.75%	-3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	0.50%	13.5%	12/31/2023	$1.31	0	$0	0.25%	13.8%	12/31/2023	$1.32	0	$0	0.00%	14.1%
12/31/2022	1.14	0	0	0.50%	-12.7%	12/31/2022	1.15	0	0	0.25%	-12.5%	12/31/2022	1.16	0	0	0.00%	-12.2%
12/31/2021	1.31	0	0	0.50%	34.6%	12/31/2021	1.31	0	0	0.25%	34.9%	12/31/2021	1.32	0	0	0.00%	35.2%
12/31/2020	0.97	0	0	0.50%	-2.8%	12/31/2020	0.97	0	0	0.25%	-2.5%	12/31/2020	0.98	0	0	0.00%	-2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	2.1%
2021	2.1%
2020	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Growth and Inc Adm Inst Class - 06-4MV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,689,502	$1,729,673	18,735
Receivables: investments sold	807
Payables: investments purchased	-
Net assets	$1,690,309

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,690,309	1,075,933	$1.57
Band 100	-	-	1.58
Band 75	-	-	1.60
Band 50	-	-	1.61
Band 25	-	-	1.63
Band 0	-	-	1.64
Total	$1,690,309	1,075,933

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$19,120
Mortality & expense charges			(17,642)
Net investment income (loss)			1,478

Gain (loss) on investments:
Net realized gain (loss)			(9,254)
Realized gain distributions			115,745
Net change in unrealized appreciation (depreciation)			188,075
Net gain (loss)			294,566

Increase (decrease) in net assets from operations			$296,044

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,478	$3,960
Net realized gain (loss)		(9,254)	(6,810)
Realized gain distributions		115,745	88,630
Net change in unrealized appreciation (depreciation)		188,075	(242,722)

Increase (decrease) in net assets from operations		296,044	(156,942)

Contract owner transactions:
Proceeds from units sold		301,093	1,661,762
Cost of units redeemed		(105,802)	(841,472)
Account charges		(1,534)	(1,031)
Increase (decrease)		193,757	819,259
Net increase (decrease)		489,801	662,317
Net assets, beginning		1,200,508	538,191
Net assets, ending		$1,690,309	$1,200,508

Units sold		211,265	1,213,253
Units redeemed		(76,922)	(617,218)
Net increase (decrease)		134,343	596,035
Units outstanding, beginning		941,590	345,555
Units outstanding, ending		1,075,933	941,590

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,515,683
Cost of units redeemed/account charges			(1,052,209)
Net investment income (loss)			6,990
Net realized gain (loss)			(15,039)
Realized gain distributions			275,055
Net change in unrealized appreciation (depreciation)			(40,171)
Net assets			$1,690,309
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.57	1,076	$1,690	1.25%	23.2%	12/31/2023	$1.58	0	$0	1.00%	23.5%	12/31/2023	$1.60	0	$0	0.75%	23.8%
12/31/2022	1.27	942	1,201	1.25%	-18.1%	12/31/2022	1.28	0	0	1.00%	-17.9%	12/31/2022	1.29	0	0	0.75%	-17.7%
12/31/2021	1.56	346	538	1.25%	27.5%	12/31/2021	1.56	0	0	1.00%	27.8%	12/31/2021	1.57	0	0	0.75%	28.1%
12/31/2020	1.22	89	108	1.25%	22.1%	12/31/2020	1.22	0	0	1.00%	22.3%	12/31/2020	1.22	0	0	0.75%	22.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	0	$0	0.50%	24.1%	12/31/2023	$1.63	0	$0	0.25%	24.5%	12/31/2023	$1.64	0	$0	0.00%	24.8%
12/31/2022	1.30	0	0	0.50%	-17.5%	12/31/2022	1.31	0	0	0.25%	-17.3%	12/31/2022	1.32	0	0	0.00%	-17.1%
12/31/2021	1.58	0	0	0.50%	28.5%	12/31/2021	1.58	0	0	0.25%	28.8%	12/31/2021	1.59	0	0	0.00%	29.1%
12/31/2020	1.23	0	0	0.50%	22.6%	12/31/2020	1.23	0	0	0.25%	22.8%	12/31/2020	1.23	0	0	0.00%	22.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.3%
2022	1.6%
2021	1.8%
2020	1.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Health Care Idx Adm Inst Class - 06-4MW

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$579,876	$555,469	4,605
Receivables: investments sold	-
Payables: investments purchased	(2,195)
Net assets	$577,681

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$577,681	437,536	$1.32
Band 100	-	-	1.33
Band 75	-	-	1.34
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$577,681	437,536

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$7,241
Mortality & expense charges			(5,901)
Net investment income (loss)			1,340

Gain (loss) on investments:
Net realized gain (loss)			676
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			11,653
Net gain (loss)			12,329

Increase (decrease) in net assets from operations			$13,669

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,340	$646
Net realized gain (loss)		676	(1,644)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		11,653	12,754

Increase (decrease) in net assets from operations		13,669	11,756

Contract owner transactions:
Proceeds from units sold		269,198	543,566
Cost of units redeemed		(60,604)	(197,689)
Account charges		(1,615)	(600)
Increase (decrease)		206,979	345,277
Net increase (decrease)		220,648	357,033
Net assets, beginning		357,033	-
Net assets, ending		$577,681	$357,033

Units sold		212,820	434,979
Units redeemed		(48,982)	(161,281)
Net increase (decrease)		163,838	273,698
Units outstanding, beginning		273,698	-
Units outstanding, ending		437,536	273,698

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$812,764
Cost of units redeemed/account charges			(260,508)
Net investment income (loss)			1,986
Net realized gain (loss)			(968)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			24,407
Net assets			$577,681
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.32	438	$578	1.25%	1.2%	12/31/2023	$1.33	0	$0	1.00%	1.5%	12/31/2023	$1.34	0	$0	0.75%	1.7%
12/31/2022	1.30	274	357	1.25%	-6.7%	12/31/2022	1.31	0	0	1.00%	-6.4%	12/31/2022	1.32	0	0	0.75%	-6.2%
12/31/2021	1.40	0	0	1.25%	19.0%	12/31/2021	1.40	0	0	1.00%	19.3%	12/31/2021	1.41	0	0	0.75%	19.6%
12/31/2020	1.17	0	0	1.25%	17.5%	12/31/2020	1.18	0	0	1.00%	17.6%	12/31/2020	1.18	0	0	0.75%	17.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	2.0%	12/31/2023	$1.37	0	$0	0.25%	2.2%	12/31/2023	$1.38	0	$0	0.00%	2.5%
12/31/2022	1.33	0	0	0.50%	-6.0%	12/31/2022	1.34	0	0	0.25%	-5.7%	12/31/2022	1.35	0	0	0.00%	-5.5%
12/31/2021	1.41	0	0	0.50%	19.9%	12/31/2021	1.42	0	0	0.25%	20.2%	12/31/2021	1.42	0	0	0.00%	20.5%
12/31/2020	1.18	0	0	0.50%	17.9%	12/31/2020	1.18	0	0	0.25%	18.1%	12/31/2020	1.18	0	0	0.00%	18.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.5%
2022	2.1%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard High Div Yld Idx Adm Inst Class - 06-4MX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$23,346	$21,472	693
Receivables: investments sold	5
Payables: investments purchased	-
Net assets	$23,351

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$23,351	15,348	$1.52
Band 100	-	-	1.53
Band 75	-	-	1.55
Band 50	-	-	1.56
Band 25	-	-	1.58
Band 0	-	-	1.59
Total	$23,351	15,348

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$233
Mortality & expense charges			(38)
Net investment income (loss)			195

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,876
Net gain (loss)			1,876

Increase (decrease) in net assets from operations			$2,071

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$195	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,876	(2)

Increase (decrease) in net assets from operations		2,071	(2)

Contract owner transactions:
Proceeds from units sold		21,938	159
Cost of units redeemed		(803)	-
Account charges		(12)	-
Increase (decrease)		21,123	159
Net increase (decrease)		23,194	157
Net assets, beginning		157	-
Net assets, ending		$23,351	$157

Units sold		15,805	109
Units redeemed		(566)	-
Net increase (decrease)		15,239	109
Units outstanding, beginning		109	-
Units outstanding, ending		15,348	109

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$22,097
Cost of units redeemed/account charges			(815)
Net investment income (loss)			195
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,874
Net assets			$23,351
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.52	15	$23	1.25%	5.2%	12/31/2023	$1.53	0	$0	1.00%	5.5%	12/31/2023	$1.55	0	$0	0.75%	5.7%
12/31/2022	1.45	0	0	1.25%	-1.7%	12/31/2022	1.46	0	0	1.00%	-1.4%	12/31/2022	1.46	0	0	0.75%	-1.2%
12/31/2021	1.47	0	0	1.25%	24.6%	12/31/2021	1.48	0	0	1.00%	24.9%	12/31/2021	1.48	0	0	0.75%	25.2%
12/31/2020	1.18	0	0	1.25%	18.1%	12/31/2020	1.18	0	0	1.00%	18.2%	12/31/2020	1.18	0	0	0.75%	18.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.56	0	$0	0.50%	6.0%	12/31/2023	$1.58	0	$0	0.25%	6.2%	12/31/2023	$1.59	0	$0	0.00%	6.5%
12/31/2022	1.47	0	0	0.50%	-0.9%	12/31/2022	1.48	0	0	0.25%	-0.7%	12/31/2022	1.49	0	0	0.00%	-0.4%
12/31/2021	1.49	0	0	0.50%	25.5%	12/31/2021	1.49	0	0	0.25%	25.8%	12/31/2021	1.50	0	0	0.00%	26.1%
12/31/2020	1.19	0	0	0.50%	18.5%	12/31/2020	1.19	0	0	0.25%	18.7%	12/31/2020	1.19	0	0	0.00%	18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Info Tech Idx Admiral Class - 06-4G9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,447,926	$3,248,066	17,932
Receivables: investments sold	-
Payables: investments purchased	(3,704)
Net assets	$4,444,222

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,444,222	2,438,474	$1.82
Band 100	-	-	1.84
Band 75	-	-	1.86
Band 50	-	-	1.88
Band 25	-	-	1.90
Band 0	-	-	1.91
Total	$4,444,222	2,438,474

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$27,907
Mortality & expense charges			(44,697)
Net investment income (loss)			(16,790)

Gain (loss) on investments:
Net realized gain (loss)			12,722
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,435,392
Net gain (loss)			1,448,114

Increase (decrease) in net assets from operations			$1,431,324

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(16,790)	$3,231
Net realized gain (loss)		12,722	(2,130)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,435,392	(245,197)

Increase (decrease) in net assets from operations		1,431,324	(244,096)

Contract owner transactions:
Proceeds from units sold		546,157	5,336,008
Cost of units redeemed		(161,972)	(2,508,060)
Account charges		(6,773)	(1,185)
Increase (decrease)		377,412	2,826,763
Net increase (decrease)		1,808,736	2,582,667
Net assets, beginning		2,635,486	52,819
Net assets, ending		$4,444,222	$2,635,486

Units sold		375,518	10,024,926
Units redeemed		(117,593)	(7,874,730)
Net increase (decrease)		257,925	2,150,196
Units outstanding, beginning		2,180,549	30,353
Units outstanding, ending		2,438,474	2,180,549

* Date of Fund Inception into Variable Account: 1 /24 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,934,015
Cost of units redeemed/account charges			(2,689,137)
Net investment income (loss)			(13,732)
Net realized gain (loss)			13,216
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,199,860
Net assets			$4,444,222
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.82	2,438	$4,444	1.25%	50.8%	12/31/2023	$1.84	0	$0	1.00%	51.2%	12/31/2023	$1.86	0	$0	0.75%	51.5%
12/31/2022	1.21	2,181	2,635	1.25%	-30.5%	12/31/2022	1.22	0	0	1.00%	-30.4%	12/31/2022	1.23	0	0	0.75%	-30.2%
12/31/2021	1.74	30	53	1.25%	28.8%	12/31/2021	1.75	0	0	1.00%	29.1%	12/31/2021	1.76	0	0	0.75%	29.4%
12/31/2020	1.35	25	33	1.25%	35.2%	12/31/2020	1.35	0	0	1.00%	35.5%	12/31/2020	1.36	0	0	0.75%	35.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.88	0	$0	0.50%	51.9%	12/31/2023	$1.90	0	$0	0.25%	52.3%	12/31/2023	$1.91	0	$0	0.00%	52.7%
12/31/2022	1.24	0	0	0.50%	-30.0%	12/31/2022	1.24	0	0	0.25%	-29.8%	12/31/2022	1.25	0	0	0.00%	-29.7%
12/31/2021	1.77	0	0	0.50%	29.7%	12/31/2021	1.77	0	0	0.25%	30.0%	12/31/2021	1.78	0	0	0.00%	30.4%
12/31/2020	1.36	0	0	0.50%	36.1%	12/31/2020	1.36	0	0	0.25%	36.4%	12/31/2020	1.37	0	0	0.00%	36.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	0.6%
2021	0.6%
2020	0.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Long-Term Treasury Fund Inst Class - 06-4PT (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.66
Band 100	-	-	0.67
Band 75	-	-	0.67
Band 50	-	-	0.68
Band 25	-	-	0.68
Band 0	-	-	0.69
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.66	0	$0	1.25%	2.1%	12/31/2023	$0.67	0	$0	1.00%	2.4%	12/31/2023	$0.67	0	$0	0.75%	2.6%
12/31/2022	0.65	0	0	1.25%	-30.4%	12/31/2022	0.65	0	0	1.00%	-30.2%	12/31/2022	0.65	0	0	0.75%	-30.0%
12/31/2021	0.93	0	0	1.25%	-5.8%	12/31/2021	0.93	0	0	1.00%	-5.5%	12/31/2021	0.93	0	0	0.75%	-5.3%
12/31/2020	0.99	0	0	1.25%	-1.5%	12/31/2020	0.99	0	0	1.00%	-1.4%	12/31/2020	0.99	0	0	0.75%	-1.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.68	0	$0	0.50%	2.9%	12/31/2023	$0.68	0	$0	0.25%	3.1%	12/31/2023	$0.69	0	$0	0.00%	3.4%
12/31/2022	0.66	0	0	0.50%	-29.9%	12/31/2022	0.66	0	0	0.25%	-29.7%	12/31/2022	0.66	0	0	0.00%	-29.5%
12/31/2021	0.94	0	0	0.50%	-5.0%	12/31/2021	0.94	0	0	0.25%	-4.8%	12/31/2021	0.94	0	0	0.00%	-4.6%
12/31/2020	0.99	0	0	0.50%	-1.3%	12/31/2020	0.99	0	0	0.25%	-1.3%	12/31/2020	0.99	0	0	0.00%	-1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,187,025	$1,156,545	139,791
Receivables: investments sold	243,163
Payables: investments purchased	-
Net assets	$1,430,188

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$964,108	989,757	$0.97
Band 100	-	-	0.98
Band 75	-	-	0.99
Band 50	-	-	1.00
Band 25	-	-	1.01
Band 0	466,080	457,939	1.02
Total	$1,430,188	1,447,696

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$36,012
Mortality & expense charges			(11,649)
Net investment income (loss)			24,363

Gain (loss) on investments:
Net realized gain (loss)			2,443
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			28,820
Net gain (loss)			31,263

Increase (decrease) in net assets from operations			$55,626

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$24,363	$1,350
Net realized gain (loss)		2,443	(4,703)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		28,820	2,469

Increase (decrease) in net assets from operations		55,626	(884)

Contract owner transactions:
Proceeds from units sold		1,515,961	1,896,436
Cost of units redeemed		(1,304,382)	(798,872)
Account charges		(2,168)	(685)
Increase (decrease)		209,411	1,096,879
Net increase (decrease)		265,037	1,095,995
Net assets, beginning		1,165,151	69,156
Net assets, ending		$1,430,188	$1,165,151

Units sold		3,680,401	2,283,957
Units redeemed		(3,486,950)	(1,099,006)
Net increase (decrease)		193,451	1,184,951
Units outstanding, beginning		1,254,245	69,294
Units outstanding, ending		1,447,696	1,254,245

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,483,099
Cost of units redeemed/account charges			(2,107,089)
Net investment income (loss)			25,786
Net realized gain (loss)			(2,260)
Realized gain distributions			172
Net change in unrealized appreciation (depreciation)			30,480
Net assets			$1,430,188
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	990	$964	1.25%	4.9%	12/31/2023	$0.98	0	$0	1.00%	5.1%	12/31/2023	$0.99	0	$0	0.75%	5.4%
12/31/2022	0.93	1,254	1,165	1.25%	-6.9%	12/31/2022	0.93	0	0	1.00%	-6.7%	12/31/2022	0.94	0	0	0.75%	-6.5%
12/31/2021	1.00	69	69	1.25%	-1.6%	12/31/2021	1.00	0	0	1.00%	-1.3%	12/31/2021	1.01	0	0	0.75%	-1.1%
12/31/2020	1.01	0	0	1.25%	1.4%	12/31/2020	1.02	0	0	1.00%	1.5%	12/31/2020	1.02	0	0	0.75%	1.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.00	0	$0	0.50%	5.6%	12/31/2023	$1.01	0	$0	0.25%	5.9%	12/31/2023	$1.02	458	$466	0.00%	6.2%
12/31/2022	0.95	0	0	0.50%	-6.2%	12/31/2022	0.95	0	0	0.25%	-6.0%	12/31/2022	0.96	0	0	0.00%	-5.7%
12/31/2021	1.01	0	0	0.50%	-0.8%	12/31/2021	1.01	0	0	0.25%	-0.6%	12/31/2021	1.02	0	0	0.00%	-0.3%
12/31/2020	1.02	0	0	0.50%	1.8%	12/31/2020	1.02	0	0	0.25%	1.9%	12/31/2020	1.02	0	0	0.00%	2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.8%
2022	0.5%
2021	0.8%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Short-Term Treasury Fund Inst Class - 06-4PR

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$233
Mortality & expense charges			(80)
Net investment income (loss)			153

Gain (loss) on investments:
Net realized gain (loss)			(1,414)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			1,518
Net gain (loss)			104

Increase (decrease) in net assets from operations			$257

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$153	$208
Net realized gain (loss)		(1,414)	(1,201)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		1,518	(1,240)

Increase (decrease) in net assets from operations		257	(2,233)

Contract owner transactions:
Proceeds from units sold		588	2,762
Cost of units redeemed		(22,252)	(16,227)
Account charges		(21)	(116)
Increase (decrease)		(21,685)	(13,581)
Net increase (decrease)		(21,428)	(15,814)
Net assets, beginning		21,428	37,242
Net assets, ending		$-	$21,428

Units sold		636	2,912
Units redeemed		(23,845)	(17,707)
Net increase (decrease)		(23,209)	(14,795)
Units outstanding, beginning		23,209	38,004
Units outstanding, ending		-	23,209

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$77,927
Cost of units redeemed/account charges			(75,592)
Net investment income (loss)			280
Net realized gain (loss)			(2,615)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	0	$0	1.25%	2.3%	12/31/2023	$0.95	0	$0	1.00%	2.6%	12/31/2023	$0.96	0	$0	0.75%	2.8%
12/31/2022	0.92	23	21	1.25%	-5.8%	12/31/2022	0.93	0	0	1.00%	-5.6%	12/31/2022	0.93	0	0	0.75%	-5.3%
12/31/2021	0.98	38	37	1.25%	-2.0%	12/31/2021	0.98	0	0	1.00%	-1.8%	12/31/2021	0.99	0	0	0.75%	-1.5%
12/31/2020	1.00	0	0	1.25%	0.0%	12/31/2020	1.00	0	0	1.00%	0.0%	12/31/2020	1.00	0	0	0.75%	0.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	3.1%	12/31/2023	$0.98	0	$0	0.25%	3.4%	12/31/2023	$0.98	0	$0	0.00%	3.6%
12/31/2022	0.94	0	0	0.50%	-5.1%	12/31/2022	0.94	0	0	0.25%	-4.8%	12/31/2022	0.95	0	0	0.00%	-4.6%
12/31/2021	0.99	0	0	0.50%	-1.3%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-0.8%
12/31/2020	1.00	0	0	0.50%	0.1%	12/31/2020	1.00	0	0	0.25%	0.2%	12/31/2020	1.00	0	0	0.00%	0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.2%
2022	2.1%
2021	0.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Strategic Equity Inv Inv Class - 06-4MY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$265,689	$286,162	7,675
Receivables: investments sold	-
Payables: investments purchased	(1,969)
Net assets	$263,720

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$263,720	152,309	$1.73
Band 100	-	-	1.75
Band 75	-	-	1.76
Band 50	-	-	1.78
Band 25	-	-	1.79
Band 0	-	-	1.81
Total	$263,720	152,309

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,701
Mortality & expense charges			(2,549)
Net investment income (loss)			1,152

Gain (loss) on investments:
Net realized gain (loss)			(4,380)
Realized gain distributions			11,311
Net change in unrealized appreciation (depreciation)			29,316
Net gain (loss)			36,247

Increase (decrease) in net assets from operations			$37,399

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,152	$225
Net realized gain (loss)		(4,380)	(13,638)
Realized gain distributions		11,311	15,677
Net change in unrealized appreciation (depreciation)		29,316	(25,118)

Increase (decrease) in net assets from operations		37,399	(22,854)

Contract owner transactions:
Proceeds from units sold		115,114	72,814
Cost of units redeemed		(63,211)	(55,488)
Account charges		(62)	(6)
Increase (decrease)		51,841	17,320
Net increase (decrease)		89,240	(5,534)
Net assets, beginning		174,480	180,014
Net assets, ending		$263,720	$174,480

Units sold		73,392	65,407
Units redeemed		(39,719)	(53,381)
Net increase (decrease)		33,673	12,026
Units outstanding, beginning		118,636	106,610
Units outstanding, ending		152,309	118,636

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$413,194
Cost of units redeemed/account charges			(170,764)
Net investment income (loss)			2,709
Net realized gain (loss)			(16,893)
Realized gain distributions			55,947
Net change in unrealized appreciation (depreciation)			(20,473)
Net assets			$263,720
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.73	152	$264	1.25%	17.7%	12/31/2023	$1.75	0	$0	1.00%	18.0%	12/31/2023	$1.76	0	$0	0.75%	18.3%
12/31/2022	1.47	119	174	1.25%	-12.9%	12/31/2022	1.48	0	0	1.00%	-12.7%	12/31/2022	1.49	0	0	0.75%	-12.5%
12/31/2021	1.69	107	180	1.25%	29.2%	12/31/2021	1.69	0	0	1.00%	29.6%	12/31/2021	1.70	0	0	0.75%	29.9%
12/31/2020	1.31	0	0	1.25%	30.7%	12/31/2020	1.31	0	0	1.00%	30.8%	12/31/2020	1.31	0	0	0.75%	31.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.78	0	$0	0.50%	18.6%	12/31/2023	$1.79	0	$0	0.25%	18.9%	12/31/2023	$1.81	0	$0	0.00%	19.2%
12/31/2022	1.50	0	0	0.50%	-12.2%	12/31/2022	1.51	0	0	0.25%	-12.0%	12/31/2022	1.52	0	0	0.00%	-11.8%
12/31/2021	1.71	0	0	0.50%	30.2%	12/31/2021	1.71	0	0	0.25%	30.5%	12/31/2021	1.72	0	0	0.00%	30.9%
12/31/2020	1.31	0	0	0.50%	31.2%	12/31/2020	1.31	0	0	0.25%	31.3%	12/31/2020	1.32	0	0	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.7%
2022	1.3%
2021	2.2%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Utilities Idx Adm Inst Class - 06-4N7

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$40,731	$43,910	595
Receivables: investments sold	214
Payables: investments purchased	-
Net assets	$40,945

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$40,945	34,076	$1.20
Band 100	-	-	1.21
Band 75	-	-	1.22
Band 50	-	-	1.23
Band 25	-	-	1.24
Band 0	-	-	1.26
Total	$40,945	34,076

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,354
Mortality & expense charges			(512)
Net investment income (loss)			842

Gain (loss) on investments:
Net realized gain (loss)			(301)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(4,576)
Net gain (loss)			(4,877)

Increase (decrease) in net assets from operations			$(4,035)

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$842	$725
Net realized gain (loss)		(301)	162
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		(4,576)	(623)

Increase (decrease) in net assets from operations		(4,035)	264

Contract owner transactions:
Proceeds from units sold		12,448	19,382
Cost of units redeemed		(12,542)	(1,753)
Account charges		(79)	(82)
Increase (decrease)		(173)	17,547
Net increase (decrease)		(4,208)	17,811
Net assets, beginning		45,153	27,342
Net assets, ending		$40,945	$45,153

Units sold		9,864	14,954
Units redeemed		(10,134)	(1,381)
Net increase (decrease)		(270)	13,573
Units outstanding, beginning		34,346	20,773
Units outstanding, ending		34,076	34,346

* Date of Fund Inception into Variable Account: 6 /26 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$83,710
Cost of units redeemed/account charges			(41,369)
Net investment income (loss)			1,915
Net realized gain (loss)			(132)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			(3,179)
Net assets			$40,945
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.20	34	$41	1.25%	-8.6%	12/31/2023	$1.21	0	$0	1.00%	-8.4%	12/31/2023	$1.22	0	$0	0.75%	-8.1%
12/31/2022	1.31	34	45	1.25%	-0.1%	12/31/2022	1.32	0	0	1.00%	0.1%	12/31/2022	1.33	0	0	0.75%	0.4%
12/31/2021	1.32	21	27	1.25%	15.9%	12/31/2021	1.32	0	0	1.00%	16.2%	12/31/2021	1.33	0	0	0.75%	16.5%
12/31/2020	1.14	0	0	1.25%	13.6%	12/31/2020	1.14	0	0	1.00%	13.7%	12/31/2020	1.14	0	0	0.75%	13.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.23	0	$0	0.50%	-7.9%	12/31/2023	$1.24	0	$0	0.25%	-7.7%	12/31/2023	$1.26	0	$0	0.00%	-7.5%
12/31/2022	1.34	0	0	0.50%	0.6%	12/31/2022	1.35	0	0	0.25%	0.9%	12/31/2022	1.36	0	0	0.00%	1.1%
12/31/2021	1.33	0	0	0.50%	16.8%	12/31/2021	1.34	0	0	0.25%	17.1%	12/31/2021	1.34	0	0	0.00%	17.3%
12/31/2020	1.14	0	0	0.50%	14.0%	12/31/2020	1.14	0	0	0.25%	14.2%	12/31/2020	1.14	0	0	0.00%	14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.1%
2022	3.3%
2021	4.1%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Commodity Strat Adm Inst Class - 06-4XX (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.10
Band 100	-	-	1.10
Band 75	-	-	1.11
Band 50	-	-	1.12
Band 25	-	-	1.12
Band 0	-	-	1.13
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	1.25%	-8.6%	12/31/2023	$1.10	0	$0	1.00%	-8.4%	12/31/2023	$1.11	0	$0	0.75%	-8.1%
12/31/2022	1.20	0	0	1.25%	12.5%	12/31/2022	1.20	0	0	1.00%	12.8%	12/31/2022	1.21	0	0	0.75%	13.1%
12/31/2021	1.06	0	0	1.25%	6.5%	12/31/2021	1.07	0	0	1.00%	6.6%	12/31/2021	1.07	0	0	0.75%	6.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	0.50%	-7.9%	12/31/2023	$1.12	0	$0	0.25%	-7.7%	12/31/2023	$1.13	0	$0	0.00%	-7.5%
12/31/2022	1.21	0	0	0.50%	13.4%	12/31/2022	1.22	0	0	0.25%	13.7%	12/31/2022	1.22	0	0	0.00%	14.0%
12/31/2021	1.07	0	0	0.50%	6.9%	12/31/2021	1.07	0	0	0.25%	7.0%	12/31/2021	1.07	0	0	0.00%	7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$135,766	$125,346	861
Receivables: investments sold	34
Payables: investments purchased	-
Net assets	$135,800

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$135,800	142,416	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.97
Band 50	-	-	0.97
Band 25	-	-	0.98
Band 0	-	-	0.98
Total	$135,800	142,416

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$260
Mortality & expense charges			(188)
Net investment income (loss)			72

Gain (loss) on investments:
Net realized gain (loss)			9
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,420
Net gain (loss)			10,429

Increase (decrease) in net assets from operations			$10,501

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$72	$-
Net realized gain (loss)		9	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		10,420	-

Increase (decrease) in net assets from operations		10,501	-

Contract owner transactions:
Proceeds from units sold		125,346	-
Cost of units redeemed		-	-
Account charges		(47)	-
Increase (decrease)		125,299	-
Net increase (decrease)		135,800	-
Net assets, beginning		-	-
Net assets, ending		$135,800	$-

Units sold		142,468	-
Units redeemed		(52)	-
Net increase (decrease)		142,416	-
Units outstanding, beginning		-	-
Units outstanding, ending		142,416	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$125,346
Cost of units redeemed/account charges			(47)
Net investment income (loss)			72
Net realized gain (loss)			9
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			10,420
Net assets			$135,800
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	142	$136	1.25%	38.7%	12/31/2023	$0.96	0	$0	1.00%	39.0%	12/31/2023	$0.97	0	$0	0.75%	39.4%
12/31/2022	0.69	0	0	1.25%	-36.0%	12/31/2022	0.69	0	0	1.00%	-35.8%	12/31/2022	0.69	0	0	0.75%	-35.7%
12/31/2021	1.07	0	0	1.25%	7.4%	12/31/2021	1.08	0	0	1.00%	7.5%	12/31/2021	1.08	0	0	0.75%	7.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	39.7%	12/31/2023	$0.98	0	$0	0.25%	40.0%	12/31/2023	$0.98	0	$0	0.00%	40.4%
12/31/2022	0.70	0	0	0.50%	-35.5%	12/31/2022	0.70	0	0	0.25%	-35.3%	12/31/2022	0.70	0	0	0.00%	-35.2%
12/31/2021	1.08	0	0	0.50%	7.8%	12/31/2021	1.08	0	0	0.25%	7.9%	12/31/2021	1.08	0	0	0.00%	8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Consmr Stpls Idx Adm Inst Class - 06-4XY (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	1.25%	1.1%	12/31/2023	$1.08	0	$0	1.00%	1.4%	12/31/2023	$1.09	0	$0	0.75%	1.6%
12/31/2022	1.07	0	0	1.25%	-3.0%	12/31/2022	1.07	0	0	1.00%	-2.7%	12/31/2022	1.07	0	0	0.75%	-2.5%
12/31/2021	1.10	0	0	1.25%	9.8%	12/31/2021	1.10	0	0	1.00%	10.0%	12/31/2021	1.10	0	0	0.75%	10.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	1.9%	12/31/2023	$1.10	0	$0	0.25%	2.1%	12/31/2023	$1.11	0	$0	0.00%	2.4%
12/31/2022	1.08	0	0	0.50%	-2.2%	12/31/2022	1.08	0	0	0.25%	-2.0%	12/31/2022	1.09	0	0	0.00%	-1.7%
12/31/2021	1.10	0	0	0.50%	10.2%	12/31/2021	1.10	0	0	0.25%	10.3%	12/31/2021	1.10	0	0	0.00%	10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Industrials Index Adm Inst Class - 06-4XW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.13
Band 100	-	-	1.14
Band 75	-	-	1.14
Band 50	-	-	1.15
Band 25	-	-	1.16
Band 0	-	-	1.16
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.13	0	$0	1.25%	20.9%	12/31/2023	$1.14	0	$0	1.00%	21.2%	12/31/2023	$1.14	0	$0	0.75%	21.5%
12/31/2022	0.93	0	0	1.25%	-9.6%	12/31/2022	0.94	0	0	1.00%	-9.4%	12/31/2022	0.94	0	0	0.75%	-9.2%
12/31/2021	1.03	0	0	1.25%	3.4%	12/31/2021	1.04	0	0	1.00%	3.6%	12/31/2021	1.04	0	0	0.75%	3.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.15	0	$0	0.50%	21.8%	12/31/2023	$1.16	0	$0	0.25%	22.1%	12/31/2023	$1.16	0	$0	0.00%	22.4%
12/31/2022	0.94	0	0	0.50%	-9.0%	12/31/2022	0.95	0	0	0.25%	-8.7%	12/31/2022	0.95	0	0	0.00%	-8.5%
12/31/2021	1.04	0	0	0.50%	3.8%	12/31/2021	1.04	0	0	0.25%	3.9%	12/31/2021	1.04	0	0	0.00%	4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,534	$3,398	109
Receivables: investments sold	-
Payables: investments purchased	(5)
Net assets	$3,529

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,529	3,278	$1.08
Band 100	-	-	1.08
Band 75	-	-	1.09
Band 50	-	-	1.10
Band 25	-	-	1.10
Band 0	-	-	1.11
Total	$3,529	3,278

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$126
Mortality & expense charges			(25)
Net investment income (loss)			101

Gain (loss) on investments:
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			136
Net gain (loss)			137

Increase (decrease) in net assets from operations			$238

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$101	$-
Net realized gain (loss)		1	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		136	-

Increase (decrease) in net assets from operations		238	-

Contract owner transactions:
Proceeds from units sold		3,392	-
Cost of units redeemed		(95)	-
Account charges		(6)	-
Increase (decrease)		3,291	-
Net increase (decrease)		3,529	-
Net assets, beginning		-	-
Net assets, ending		$3,529	$-

Units sold		3,379	-
Units redeemed		(101)	-
Net increase (decrease)		3,278	-
Units outstanding, beginning		-	-
Units outstanding, ending		3,278	-

* Date of Fund Inception into Variable Account: 9 /23 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,392
Cost of units redeemed/account charges			(101)
Net investment income (loss)			101
Net realized gain (loss)			1
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			136
Net assets			$3,529
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	3	$4	1.25%	15.4%	12/31/2023	$1.08	0	$0	1.00%	15.7%	12/31/2023	$1.09	0	$0	0.75%	16.0%
12/31/2022	0.93	0	0	1.25%	-8.0%	12/31/2022	0.94	0	0	1.00%	-7.8%	12/31/2022	0.94	0	0	0.75%	-7.6%
12/31/2021	1.01	0	0	1.25%	1.4%	12/31/2021	1.02	0	0	1.00%	1.5%	12/31/2021	1.02	0	0	0.75%	1.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	16.2%	12/31/2023	$1.10	0	$0	0.25%	16.5%	12/31/2023	$1.11	0	$0	0.00%	16.8%
12/31/2022	0.94	0	0	0.50%	-7.3%	12/31/2022	0.95	0	0	0.25%	-7.1%	12/31/2022	0.95	0	0	0.00%	-6.9%
12/31/2021	1.02	0	0	0.50%	1.6%	12/31/2021	1.02	0	0	0.25%	1.7%	12/31/2021	1.02	0	0	0.00%	1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	7.1%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Intl Value Inv Class - 06-4XG

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,649	$150,247	3,856
Receivables: investments sold	16
Payables: investments purchased	-
Net assets	$155,665

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$155,665	161,824	$0.96
Band 100	-	-	0.97
Band 75	-	-	0.97
Band 50	-	-	0.98
Band 25	-	-	0.99
Band 0	-	-	0.99
Total	$155,665	161,824

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,176
Mortality & expense charges			(2,819)
Net investment income (loss)			1,357

Gain (loss) on investments:
Net realized gain (loss)			(4,768)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			31,443
Net gain (loss)			26,675

Increase (decrease) in net assets from operations			$28,032

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,357	$4,242
Net realized gain (loss)		(4,768)	(3,861)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		31,443	(22,489)

Increase (decrease) in net assets from operations		28,032	(22,108)

Contract owner transactions:
Proceeds from units sold		52,333	74,328
Cost of units redeemed		(172,998)	(34,921)
Account charges		(1,033)	(970)
Increase (decrease)		(121,698)	38,437
Net increase (decrease)		(93,666)	16,329
Net assets, beginning		249,331	233,002
Net assets, ending		$155,665	$249,331

Units sold		57,623	100,360
Units redeemed		(193,124)	(45,448)
Net increase (decrease)		(135,501)	54,912
Units outstanding, beginning		297,325	242,413
Units outstanding, ending		161,824	297,325

* Date of Fund Inception into Variable Account: 6 /17 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$355,143
Cost of units redeemed/account charges			(211,413)
Net investment income (loss)			11,296
Net realized gain (loss)			(8,631)
Realized gain distributions			3,868
Net change in unrealized appreciation (depreciation)			5,402
Net assets			$155,665
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	162	$156	1.25%	14.7%	12/31/2023	$0.97	0	$0	1.00%	15.0%	12/31/2023	$0.97	0	$0	0.75%	15.3%
12/31/2022	0.84	297	249	1.25%	-12.8%	12/31/2022	0.84	0	0	1.00%	-12.5%	12/31/2022	0.85	0	0	0.75%	-12.3%
12/31/2021	0.96	242	233	1.25%	-3.9%	12/31/2021	0.96	0	0	1.00%	-3.8%	12/31/2021	0.96	0	0	0.75%	-3.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.98	0	$0	0.50%	15.6%	12/31/2023	$0.99	0	$0	0.25%	15.9%	12/31/2023	$0.99	0	$0	0.00%	16.1%
12/31/2022	0.85	0	0	0.50%	-12.1%	12/31/2022	0.85	0	0	0.25%	-11.9%	12/31/2022	0.85	0	0	0.00%	-11.7%
12/31/2021	0.97	0	0	0.50%	-3.5%	12/31/2021	0.97	0	0	0.25%	-3.4%	12/31/2021	0.97	0	0	0.00%	-3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	2.8%
2021	5.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard ST Bond Idx Adm Inst Class - 06-4YJ (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.95
Band 100	-	-	0.96
Band 75	-	-	0.96
Band 50	-	-	0.97
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 7 /22 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.95	0	$0	1.25%	3.6%	12/31/2023	$0.96	0	$0	1.00%	3.8%	12/31/2023	$0.96	0	$0	0.75%	4.1%
12/31/2022	0.92	0	0	1.25%	-6.8%	12/31/2022	0.92	0	0	1.00%	-6.6%	12/31/2022	0.92	0	0	0.75%	-6.3%
12/31/2021	0.99	0	0	1.25%	-1.5%	12/31/2021	0.99	0	0	1.00%	-1.4%	12/31/2021	0.99	0	0	0.75%	-1.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.97	0	$0	0.50%	4.3%	12/31/2023	$0.97	0	$0	0.25%	4.6%	12/31/2023	$0.98	0	$0	0.00%	4.9%
12/31/2022	0.93	0	0	0.50%	-6.1%	12/31/2022	0.93	0	0	0.25%	-5.9%	12/31/2022	0.93	0	0	0.00%	-5.6%
12/31/2021	0.99	0	0	0.50%	-1.2%	12/31/2021	0.99	0	0	0.25%	-1.0%	12/31/2021	0.99	0	0	0.00%	-0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard Windsor II Admiral Inst Class - 06-4V3

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,532,881	$3,369,671	45,805
Receivables: investments sold	-
Payables: investments purchased	(48,904)
Net assets	$3,483,977

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,483,977	2,940,172	$1.18
Band 100	-	-	1.19
Band 75	-	-	1.20
Band 50	-	-	1.21
Band 25	-	-	1.22
Band 0	-	-	1.23
Total	$3,483,977	2,940,172

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$57,747
Mortality & expense charges			(39,518)
Net investment income (loss)			18,229

Gain (loss) on investments:
Net realized gain (loss)			(22,835)
Realized gain distributions			117,326
Net change in unrealized appreciation (depreciation)			459,898
Net gain (loss)			554,389

Increase (decrease) in net assets from operations			$572,618

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$18,229	$13,721
Net realized gain (loss)		(22,835)	(71,573)
Realized gain distributions		117,326	159,893
Net change in unrealized appreciation (depreciation)		459,898	(283,503)

Increase (decrease) in net assets from operations		572,618	(181,462)

Contract owner transactions:
Proceeds from units sold		759,331	5,410,307
Cost of units redeemed		(854,294)	(2,880,132)
Account charges		(2,992)	(1,426)
Increase (decrease)		(97,955)	2,528,749
Net increase (decrease)		474,663	2,347,287
Net assets, beginning		3,009,314	662,027
Net assets, ending		$3,483,977	$3,009,314

Units sold		719,575	7,731,494
Units redeemed		(815,992)	(5,267,967)
Net increase (decrease)		(96,417)	2,463,527
Units outstanding, beginning		3,036,589	573,062
Units outstanding, ending		2,940,172	3,036,589

* Date of Fund Inception into Variable Account: 3 /19 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$7,351,658
Cost of units redeemed/account charges			(4,289,070)
Net investment income (loss)			34,264
Net realized gain (loss)			(94,155)
Realized gain distributions			318,070
Net change in unrealized appreciation (depreciation)			163,210
Net assets			$3,483,977
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.18	2,940	$3,484	1.25%	19.6%	12/31/2023	$1.19	0	$0	1.00%	19.9%	12/31/2023	$1.20	0	$0	0.75%	20.2%
12/31/2022	0.99	3,037	3,009	1.25%	-14.2%	12/31/2022	1.00	0	0	1.00%	-14.0%	12/31/2022	1.00	0	0	0.75%	-13.8%
12/31/2021	1.16	573	662	1.25%	15.5%	12/31/2021	1.16	0	0	1.00%	15.8%	12/31/2021	1.16	0	0	0.75%	16.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.21	0	$0	0.50%	20.5%	12/31/2023	$1.22	0	$0	0.25%	20.8%	12/31/2023	$1.23	0	$0	0.00%	21.1%
12/31/2022	1.00	0	0	0.50%	-13.6%	12/31/2022	1.01	0	0	0.25%	-13.4%	12/31/2022	1.01	0	0	0.00%	-13.1%
12/31/2021	1.16	0	0	0.50%	16.2%	12/31/2021	1.16	0	0	0.25%	16.4%	12/31/2021	1.17	0	0	0.00%	16.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	1.7%
2021	1.2%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard VIF Small Company Growth Portfolio - 06-119

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$11,866,184	$12,459,694	674,135
Receivables: investments sold	5,334
Payables: investments purchased	-
Net assets	$11,871,518

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$11,871,518	3,176,940	$3.74
Band 100	-	-	3.87
Band 75	-	-	4.00
Band 50	-	-	4.14
Band 25	-	-	4.28
Band 0	-	-	4.43
Total	$11,871,518	3,176,940

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$51,799
Mortality & expense charges			(149,911)
Net investment income (loss)			(98,112)

Gain (loss) on investments:
Net realized gain (loss)			(607,587)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			2,737,932
Net gain (loss)			2,130,345

Increase (decrease) in net assets from operations			$2,032,233

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(98,112)	$(209,433)
Net realized gain (loss)		(607,587)	(4,462,063)
Realized gain distributions		-	7,146,193
Net change in unrealized appreciation (depreciation)		2,737,932	(11,304,912)

Increase (decrease) in net assets from operations		2,032,233	(8,830,215)

Contract owner transactions:
Proceeds from units sold		2,067,785	3,411,824
Cost of units redeemed		(4,300,446)	(16,907,223)
Account charges		(6,137)	(5,947)
Increase (decrease)		(2,238,798)	(13,501,346)
Net increase (decrease)		(206,565)	(22,331,561)
Net assets, beginning		12,078,083	34,409,644
Net assets, ending		$11,871,518	$12,078,083

Units sold		605,886	1,003,158
Units redeemed		(1,248,297)	(5,189,166)
Net increase (decrease)		(642,411)	(4,186,008)
Units outstanding, beginning		3,819,351	8,005,359
Units outstanding, ending		3,176,940	3,819,351

* Date of Fund Inception into Variable Account: 5 /27 /2010
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$135,972,794
Cost of units redeemed/account charges			(168,839,302)
Net investment income (loss)			(3,897,275)
Net realized gain (loss)			3,961,102
Realized gain distributions			45,267,709
Net change in unrealized appreciation (depreciation)			(593,510)
Net assets			$11,871,518
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.74	3,177	$11,872	1.25%	18.2%	12/31/2023	$3.87	0	$0	1.00%	18.5%	12/31/2023	$4.00	0	$0	0.75%	18.8%
12/31/2022	3.16	3,819	12,078	1.25%	-26.3%	12/31/2022	3.26	0	0	1.00%	-26.1%	12/31/2022	3.37	0	0	0.75%	-25.9%
12/31/2021	4.29	7,901	33,892	1.25%	12.8%	12/31/2021	4.42	0	0	1.00%	13.1%	12/31/2021	4.55	0	0	0.75%	13.4%
12/31/2020	3.80	13,788	52,433	1.25%	21.7%	12/31/2020	3.91	0	0	1.00%	22.0%	12/31/2020	4.01	0	0	0.75%	22.3%
12/31/2019	3.13	14,355	44,874	1.25%	26.5%	12/31/2019	3.20	0	0	1.00%	26.8%	12/31/2019	3.28	0	0	0.75%	27.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$4.14	0	$0	0.50%	19.1%	12/31/2023	$4.28	0	$0	0.25%	19.3%	12/31/2023	$4.43	0	$0	0.00%	19.6%
12/31/2022	3.48	0	0	0.50%	-25.7%	12/31/2022	3.59	0	0	0.25%	-25.5%	12/31/2022	3.70	0	0	0.00%	-25.4%
12/31/2021	4.68	0	0	0.50%	13.6%	12/31/2021	4.82	0	0	0.25%	13.9%	12/31/2021	4.96	104	518	0.00%	14.2%
12/31/2020	4.12	0	0	0.50%	22.6%	12/31/2020	4.23	0	0	0.25%	22.9%	12/31/2020	4.34	93	404	0.00%	23.2%
12/31/2019	3.36	0	0	0.50%	27.5%	12/31/2019	3.44	0	0	0.25%	27.8%	12/31/2019	3.52	709	2,499	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.3%
2021	0.4%
2020	0.5%
2019	0.6%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Vanguard 500 Index Fund Admiral Class - 06-FHY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$155,249,223	$113,894,570	352,106
Receivables: investments sold	-
Payables: investments purchased	(325,874)
Net assets	$154,923,349

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$141,461,523	64,312,385	$2.20
Band 100	-	-	2.24
Band 75	-	-	2.28
Band 50	-	-	2.32
Band 25	-	-	2.36
Band 0	13,461,826	5,603,451	2.40
Total	$154,923,349	69,915,836

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,192,775
Mortality & expense charges			(1,534,471)
Net investment income (loss)			658,304

Gain (loss) on investments:
Net realized gain (loss)			2,470,302
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			26,961,008
Net gain (loss)			29,431,310

Increase (decrease) in net assets from operations			$30,089,614

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$658,304	$561,327
Net realized gain (loss)		2,470,302	4,680,932
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		26,961,008	(32,590,421)

Increase (decrease) in net assets from operations		30,089,614	(27,348,162)

Contract owner transactions:
Proceeds from units sold		35,073,831	34,851,377
Cost of units redeemed		(28,160,968)	(33,742,617)
Account charges		(190,273)	(165,727)
Increase (decrease)		6,722,590	943,033
Net increase (decrease)		36,812,204	(26,405,129)
Net assets, beginning		118,111,145	144,516,274
Net assets, ending		$154,923,349	$118,111,145

Units sold		17,894,181	21,227,932
Units redeemed		(14,447,898)	(20,536,245)
Net increase (decrease)		3,446,283	691,687
Units outstanding, beginning		66,469,553	65,777,866
Units outstanding, ending		69,915,836	66,469,553

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$267,347,686
Cost of units redeemed/account charges			(176,788,206)
Net investment income (loss)			3,550,519
Net realized gain (loss)			19,458,697
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			41,354,653
Net assets			$154,923,349
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.20	64,312	$141,462	1.25%	24.7%	12/31/2023	$2.24	0	$0	1.00%	25.0%	12/31/2023	$2.28	0	$0	0.75%	25.3%
12/31/2022	1.76	60,402	106,564	1.25%	-19.2%	12/31/2022	1.79	0	0	1.00%	-19.0%	12/31/2022	1.82	0	0	0.75%	-18.8%
12/31/2021	2.18	59,081	128,946	1.25%	27.1%	12/31/2021	2.21	0	0	1.00%	27.4%	12/31/2021	2.24	0	0	0.75%	27.7%
12/31/2020	1.72	50,816	87,282	1.25%	16.9%	12/31/2020	1.74	0	0	1.00%	17.2%	12/31/2020	1.75	0	0	0.75%	17.5%
12/31/2019	1.47	46,937	68,967	1.25%	29.8%	12/31/2019	1.48	0	0	1.00%	30.1%	12/31/2019	1.49	0	0	0.75%	30.5%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.32	0	$0	0.50%	25.6%	12/31/2023	$2.36	0	$0	0.25%	25.9%	12/31/2023	$2.40	5,603	$13,462	0.00%	26.2%
12/31/2022	1.85	0	0	0.50%	-18.6%	12/31/2022	1.87	0	0	0.25%	-18.4%	12/31/2022	1.90	6,068	11,547	0.00%	-18.1%
12/31/2021	2.27	0	0	0.50%	28.0%	12/31/2021	2.30	0	0	0.25%	28.3%	12/31/2021	2.33	6,697	15,570	0.00%	28.7%
12/31/2020	1.77	0	0	0.50%	17.8%	12/31/2020	1.79	0	0	0.25%	18.1%	12/31/2020	1.81	6,692	12,092	0.00%	18.4%
12/31/2019	1.50	0	0	0.50%	30.8%	12/31/2019	1.52	0	0	0.25%	31.1%	12/31/2019	1.53	7,314	11,165	0.00%	31.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	1.5%
2021	1.4%
2020	1.7%
2019	2.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund R Class - 06-583

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$686,629	$660,095	15,047
Receivables: investments sold	-
Payables: investments purchased	(2,418)
Net assets	$684,211

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$684,211	204,759	$3.34
Band 100	-	-	3.44
Band 75	-	-	3.54
Band 50	-	-	3.65
Band 25	-	-	3.75
Band 0	-	-	3.86
Total	$684,211	204,759

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$6,693
Mortality & expense charges			(8,546)
Net investment income (loss)			(1,853)

Gain (loss) on investments:
Net realized gain (loss)			1,963
Realized gain distributions			31,489
Net change in unrealized appreciation (depreciation)			19,530
Net gain (loss)			52,982

Increase (decrease) in net assets from operations			$51,129

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,853)	$(1,246)
Net realized gain (loss)		1,963	68,065
Realized gain distributions		31,489	43,275
Net change in unrealized appreciation (depreciation)		19,530	(165,598)

Increase (decrease) in net assets from operations		51,129	(55,504)

Contract owner transactions:
Proceeds from units sold		94,174	181,276
Cost of units redeemed		(147,220)	(516,041)
Account charges		(1,005)	(1,155)
Increase (decrease)		(54,051)	(335,920)
Net increase (decrease)		(2,922)	(391,424)
Net assets, beginning		687,133	1,078,557
Net assets, ending		$684,211	$687,133

Units sold		30,964	65,497
Units redeemed		(49,080)	(177,667)
Net increase (decrease)		(18,116)	(112,170)
Units outstanding, beginning		222,875	335,045
Units outstanding, ending		204,759	222,875

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$5,248,698
Cost of units redeemed/account charges			(5,666,160)
Net investment income (loss)			(40,680)
Net realized gain (loss)			483,968
Realized gain distributions			631,851
Net change in unrealized appreciation (depreciation)			26,534
Net assets			$684,211
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.34	205	$684	1.25%	8.4%	12/31/2023	$3.44	0	$0	1.00%	8.7%	12/31/2023	$3.54	0	$0	0.75%	8.9%
12/31/2022	3.08	223	687	1.25%	-4.2%	12/31/2022	3.17	0	0	1.00%	-4.0%	12/31/2022	3.25	0	0	0.75%	-3.7%
12/31/2021	3.22	335	1,079	1.25%	29.6%	12/31/2021	3.30	0	0	1.00%	29.9%	12/31/2021	3.38	0	0	0.75%	30.2%
12/31/2020	2.48	360	896	1.25%	6.2%	12/31/2020	2.54	0	0	1.00%	6.5%	12/31/2020	2.59	0	0	0.75%	6.8%
12/31/2019	2.34	461	1,078	1.25%	26.5%	12/31/2019	2.38	0	0	1.00%	26.8%	12/31/2019	2.43	0	0	0.75%	27.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.65	0	$0	0.50%	9.2%	12/31/2023	$3.75	0	$0	0.25%	9.5%	12/31/2023	$3.86	0	$0	0.00%	9.7%
12/31/2022	3.34	0	0	0.50%	-3.5%	12/31/2022	3.43	0	0	0.25%	-3.3%	12/31/2022	3.52	0	0	0.00%	-3.0%
12/31/2021	3.46	0	0	0.50%	30.5%	12/31/2021	3.54	0	0	0.25%	30.9%	12/31/2021	3.63	0	0	0.00%	31.2%
12/31/2020	2.65	0	0	0.50%	7.0%	12/31/2020	2.71	0	0	0.25%	7.3%	12/31/2020	2.77	16	43	0.00%	7.6%
12/31/2019	2.48	0	0	0.50%	27.4%	12/31/2019	2.52	0	0	0.25%	27.8%	12/31/2019	2.57	9	23	0.00%	28.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.0%
2021	1.4%
2020	0.9%
2019	1.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund R6 Class - 06-FMX

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$4,866,685	$4,921,628	105,063
Receivables: investments sold	10,360
Payables: investments purchased	-
Net assets	$4,877,045

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$4,877,045	2,620,368	$1.86
Band 100	-	-	1.89
Band 75	-	-	1.93
Band 50	-	-	1.96
Band 25	-	-	2.00
Band 0	-	-	2.03
Total	$4,877,045	2,620,368

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$70,311
Mortality & expense charges			(59,094)
Net investment income (loss)			11,217

Gain (loss) on investments:
Net realized gain (loss)			(41,665)
Realized gain distributions			221,597
Net change in unrealized appreciation (depreciation)			214,114
Net gain (loss)			394,046

Increase (decrease) in net assets from operations			$405,263

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,217	$20,621
Net realized gain (loss)		(41,665)	28,148
Realized gain distributions		221,597	305,580
Net change in unrealized appreciation (depreciation)		214,114	(514,839)

Increase (decrease) in net assets from operations		405,263	(160,490)

Contract owner transactions:
Proceeds from units sold		962,480	1,489,453
Cost of units redeemed		(1,413,194)	(1,113,465)
Account charges		(3,050)	(2,463)
Increase (decrease)		(453,764)	373,525
Net increase (decrease)		(48,501)	213,035
Net assets, beginning		4,925,546	4,712,511
Net assets, ending		$4,877,045	$4,925,546

Units sold		558,423	929,155
Units redeemed		(822,148)	(702,553)
Net increase (decrease)		(263,725)	226,602
Units outstanding, beginning		2,884,093	2,657,491
Units outstanding, ending		2,620,368	2,884,093

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$8,596,669
Cost of units redeemed/account charges			(4,864,809)
Net investment income (loss)			66,681
Net realized gain (loss)			28,338
Realized gain distributions			1,105,109
Net change in unrealized appreciation (depreciation)			(54,943)
Net assets			$4,877,045
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.86	2,620	$4,877	1.25%	9.0%	12/31/2023	$1.89	0	$0	1.00%	9.3%	12/31/2023	$1.93	0	$0	0.75%	9.5%
12/31/2022	1.71	2,884	4,926	1.25%	-3.7%	12/31/2022	1.73	0	0	1.00%	-3.5%	12/31/2022	1.76	0	0	0.75%	-3.2%
12/31/2021	1.77	2,657	4,713	1.25%	30.3%	12/31/2021	1.80	0	0	1.00%	30.6%	12/31/2021	1.82	0	0	0.75%	31.0%
12/31/2020	1.36	1,179	1,604	1.25%	6.8%	12/31/2020	1.37	0	0	1.00%	7.1%	12/31/2020	1.39	0	0	0.75%	7.4%
12/31/2019	1.27	1,132	1,443	1.25%	27.2%	12/31/2019	1.28	0	0	1.00%	27.5%	12/31/2019	1.29	0	0	0.75%	27.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.96	0	$0	0.50%	9.8%	12/31/2023	$2.00	0	$0	0.25%	10.1%	12/31/2023	$2.03	0	$0	0.00%	10.3%
12/31/2022	1.79	0	0	0.50%	-3.0%	12/31/2022	1.81	0	0	0.25%	-2.7%	12/31/2022	1.84	0	0	0.00%	-2.5%
12/31/2021	1.84	0	0	0.50%	31.3%	12/31/2021	1.87	0	0	0.25%	31.6%	12/31/2021	1.89	0	0	0.00%	31.9%
12/31/2020	1.40	0	0	0.50%	7.6%	12/31/2020	1.42	0	0	0.25%	7.9%	12/31/2020	1.43	0	0	0.00%	8.2%
12/31/2019	1.30	0	0	0.50%	28.2%	12/31/2019	1.31	0	0	0.25%	28.5%	12/31/2019	1.32	0	0	0.00%	28.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	1.7%
2021	1.8%
2020	1.4%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$64,586	$64,496	1,433
Receivables: investments sold	4,682
Payables: investments purchased	-
Net assets	$69,268

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$69,268	43,182	$1.60
Band 100	-	-	1.63
Band 75	-	-	1.66
Band 50	-	-	1.69
Band 25	-	-	1.72
Band 0	-	-	1.75
Total	$69,268	43,182

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$501
Mortality & expense charges			(579)
Net investment income (loss)			(78)

Gain (loss) on investments:
Net realized gain (loss)			(77)
Realized gain distributions			3,517
Net change in unrealized appreciation (depreciation)			2,095
Net gain (loss)			5,535

Increase (decrease) in net assets from operations			$5,457

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(78)	$(104)
Net realized gain (loss)		(77)	(532)
Realized gain distributions		3,517	1,652
Net change in unrealized appreciation (depreciation)		2,095	(2,016)

Increase (decrease) in net assets from operations		5,457	(1,000)

Contract owner transactions:
Proceeds from units sold		30,928	32,902
Cost of units redeemed		(577)	(4,638)
Account charges		(34)	(31)
Increase (decrease)		30,317	28,233
Net increase (decrease)		35,774	27,233
Net assets, beginning		33,494	6,261
Net assets, ending		$69,268	$33,494

Units sold		20,576	22,388
Units redeemed		(391)	(3,360)
Net increase (decrease)		20,185	19,028
Units outstanding, beginning		22,997	3,969
Units outstanding, ending		43,182	22,997

* Date of Fund Inception into Variable Account: 12 /8 /2016
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$70,635
Cost of units redeemed/account charges			(6,976)
Net investment income (loss)			(222)
Net realized gain (loss)			(371)
Realized gain distributions			6,112
Net change in unrealized appreciation (depreciation)			90
Net assets			$69,268
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.60	43	$69	1.25%	10.1%	12/31/2023	$1.63	0	$0	1.00%	10.4%	12/31/2023	$1.66	0	$0	0.75%	10.7%
12/31/2022	1.46	23	33	1.25%	-7.7%	12/31/2022	1.48	0	0	1.00%	-7.5%	12/31/2022	1.50	0	0	0.75%	-7.2%
12/31/2021	1.58	4	6	1.25%	24.0%	12/31/2021	1.60	0	0	1.00%	24.3%	12/31/2021	1.62	0	0	0.75%	24.7%
12/31/2020	1.27	2	3	1.25%	3.5%	12/31/2020	1.28	0	0	1.00%	3.8%	12/31/2020	1.30	0	0	0.75%	4.0%
12/31/2019	1.23	2	2	1.25%	25.4%	12/31/2019	1.24	0	0	1.00%	25.8%	12/31/2019	1.25	0	0	0.75%	26.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.69	0	$0	0.50%	11.0%	12/31/2023	$1.72	0	$0	0.25%	11.2%	12/31/2023	$1.75	0	$0	0.00%	11.5%
12/31/2022	1.52	0	0	0.50%	-7.0%	12/31/2022	1.55	0	0	0.25%	-6.8%	12/31/2022	1.57	0	0	0.00%	-6.5%
12/31/2021	1.64	0	0	0.50%	25.0%	12/31/2021	1.66	0	0	0.25%	25.3%	12/31/2021	1.68	0	0	0.00%	25.6%
12/31/2020	1.31	0	0	0.50%	4.3%	12/31/2020	1.32	0	0	0.25%	4.6%	12/31/2020	1.34	0	0	0.00%	4.8%
12/31/2019	1.26	0	0	0.50%	26.4%	12/31/2019	1.27	0	0	0.25%	26.7%	12/31/2019	1.28	0	0	0.00%	27.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.0%
2022	1.1%
2021	0.6%
2020	0.8%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent Intl Small-Cap Fund A Class - 06-GFG (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.22
Band 100	-	-	1.24
Band 75	-	-	1.26
Band 50	-	-	1.28
Band 25	-	-	1.30
Band 0	-	-	1.32
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$263,981
Cost of units redeemed/account charges			(276,437)
Net investment income (loss)			(1,882)
Net realized gain (loss)			10,047
Realized gain distributions			4,291
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.22	0	$0	1.25%	13.6%	12/31/2023	$1.24	0	$0	1.00%	13.9%	12/31/2023	$1.26	0	$0	0.75%	14.2%
12/31/2022	1.07	0	0	1.25%	-24.4%	12/31/2022	1.09	0	0	1.00%	-24.2%	12/31/2022	1.10	0	0	0.75%	-24.0%
12/31/2021	1.42	0	0	1.25%	10.5%	12/31/2021	1.44	0	0	1.00%	10.8%	12/31/2021	1.45	0	0	0.75%	11.1%
12/31/2020	1.28	77	99	1.25%	13.5%	12/31/2020	1.30	0	0	1.00%	13.8%	12/31/2020	1.31	0	0	0.75%	14.1%
12/31/2019	1.13	72	81	1.25%	25.7%	12/31/2019	1.14	0	0	1.00%	26.0%	12/31/2019	1.15	0	0	0.75%	26.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.28	0	$0	0.50%	14.5%	12/31/2023	$1.30	0	$0	0.25%	14.8%	12/31/2023	$1.32	0	$0	0.00%	15.1%
12/31/2022	1.12	0	0	0.50%	-23.8%	12/31/2022	1.13	0	0	0.25%	-23.6%	12/31/2022	1.15	0	0	0.00%	-23.4%
12/31/2021	1.47	0	0	0.50%	11.4%	12/31/2021	1.49	0	0	0.25%	11.7%	12/31/2021	1.50	0	0	0.00%	11.9%
12/31/2020	1.32	0	0	0.50%	14.4%	12/31/2020	1.33	0	0	0.25%	14.7%	12/31/2020	1.34	0	0	0.00%	15.0%
12/31/2019	1.15	0	0	0.50%	26.6%	12/31/2019	1.16	0	0	0.25%	26.9%	12/31/2019	1.17	0	0	0.00%	27.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.9%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$242,076	$257,453	16,631
Receivables: investments sold	244
Payables: investments purchased	-
Net assets	$242,320

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$242,320	194,898	$1.24
Band 100	-	-	1.26
Band 75	-	-	1.28
Band 50	-	-	1.31
Band 25	-	-	1.33
Band 0	-	-	1.35
Total	$242,320	194,898

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,280
Mortality & expense charges			(3,148)
Net investment income (loss)			1,132

Gain (loss) on investments:
Net realized gain (loss)			(18,627)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			45,988
Net gain (loss)			27,361

Increase (decrease) in net assets from operations			$28,493

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,132	$(459)
Net realized gain (loss)		(18,627)	(9,467)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		45,988	(54,144)

Increase (decrease) in net assets from operations		28,493	(64,070)

Contract owner transactions:
Proceeds from units sold		72,810	63,880
Cost of units redeemed		(86,722)	(38,319)
Account charges		(413)	(368)
Increase (decrease)		(14,325)	25,193
Net increase (decrease)		14,168	(38,877)
Net assets, beginning		228,152	267,029
Net assets, ending		$242,320	$228,152

Units sold		62,653	57,608
Units redeemed		(76,712)	(34,256)
Net increase (decrease)		(14,059)	23,352
Units outstanding, beginning		208,957	185,605
Units outstanding, ending		194,898	208,957

* Date of Fund Inception into Variable Account: 6 /22 /2017
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$875,301
Cost of units redeemed/account charges			(639,208)
Net investment income (loss)			3,284
Net realized gain (loss)			1,915
Realized gain distributions			16,405
Net change in unrealized appreciation (depreciation)			(15,377)
Net assets			$242,320
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	195	$242	1.25%	13.9%	12/31/2023	$1.26	0	$0	1.00%	14.2%	12/31/2023	$1.28	0	$0	0.75%	14.4%
12/31/2022	1.09	209	228	1.25%	-24.1%	12/31/2022	1.11	0	0	1.00%	-23.9%	12/31/2022	1.12	0	0	0.75%	-23.7%
12/31/2021	1.44	186	267	1.25%	10.9%	12/31/2021	1.46	0	0	1.00%	11.2%	12/31/2021	1.47	0	0	0.75%	11.4%
12/31/2020	1.30	69	90	1.25%	13.9%	12/31/2020	1.31	0	0	1.00%	14.2%	12/31/2020	1.32	0	0	0.75%	14.5%
12/31/2019	1.14	110	126	1.25%	26.1%	12/31/2019	1.15	0	0	1.00%	26.4%	12/31/2019	1.15	0	0	0.75%	26.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.31	0	$0	0.50%	14.7%	12/31/2023	$1.33	0	$0	0.25%	15.0%	12/31/2023	$1.35	0	$0	0.00%	15.3%
12/31/2022	1.14	0	0	0.50%	-23.5%	12/31/2022	1.15	0	0	0.25%	-23.3%	12/31/2022	1.17	0	0	0.00%	-23.2%
12/31/2021	1.49	0	0	0.50%	11.7%	12/31/2021	1.51	0	0	0.25%	12.0%	12/31/2021	1.52	0	0	0.00%	12.3%
12/31/2020	1.33	0	0	0.50%	14.8%	12/31/2020	1.34	0	0	0.25%	15.1%	12/31/2020	1.36	0	0	0.00%	15.3%
12/31/2019	1.16	0	0	0.50%	27.1%	12/31/2019	1.17	0	0	0.25%	27.4%	12/31/2019	1.18	0	0	0.00%	27.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.8%
2022	0.9%
2021	2.4%
2020	0.3%
2019	3.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$354,419	$364,558	15,061
Receivables: investments sold	-
Payables: investments purchased	(780)
Net assets	$353,639

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$353,639	219,376	$1.61
Band 100	-	-	1.63
Band 75	-	-	1.65
Band 50	-	-	1.67
Band 25	-	-	1.70
Band 0	-	-	1.72
Total	$353,639	219,376

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,587
Mortality & expense charges			(4,353)
Net investment income (loss)			(1,766)

Gain (loss) on investments:
Net realized gain (loss)			(11,574)
Realized gain distributions			8,475
Net change in unrealized appreciation (depreciation)			39,891
Net gain (loss)			36,792

Increase (decrease) in net assets from operations			$35,026

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(1,766)	$1,287
Net realized gain (loss)		(11,574)	(515)
Realized gain distributions		8,475	14,067
Net change in unrealized appreciation (depreciation)		39,891	(41,862)

Increase (decrease) in net assets from operations		35,026	(27,023)

Contract owner transactions:
Proceeds from units sold		59,784	15,023
Cost of units redeemed		(76,854)	(4,859)
Account charges		(15)	(25)
Increase (decrease)		(17,085)	10,139
Net increase (decrease)		17,941	(16,884)
Net assets, beginning		335,698	352,582
Net assets, ending		$353,639	$335,698

Units sold		40,250	10,172
Units redeemed		(53,094)	(3,229)
Net increase (decrease)		(12,844)	6,943
Units outstanding, beginning		232,220	225,277
Units outstanding, ending		219,376	232,220

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$765,945
Cost of units redeemed/account charges			(428,243)
Net investment income (loss)			(255)
Net realized gain (loss)			(12,124)
Realized gain distributions			38,455
Net change in unrealized appreciation (depreciation)			(10,139)
Net assets			$353,639
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.61	219	$354	1.25%	11.5%	12/31/2023	$1.63	0	$0	1.00%	11.8%	12/31/2023	$1.65	0	$0	0.75%	12.1%
12/31/2022	1.45	232	336	1.25%	-7.6%	12/31/2022	1.46	0	0	1.00%	-7.4%	12/31/2022	1.48	0	0	0.75%	-7.2%
12/31/2021	1.57	225	353	1.25%	27.3%	12/31/2021	1.58	0	0	1.00%	27.6%	12/31/2021	1.59	0	0	0.75%	27.9%
12/31/2020	1.23	0	0	1.25%	4.1%	12/31/2020	1.24	0	0	1.00%	4.3%	12/31/2020	1.24	0	0	0.75%	4.6%
12/31/2019	1.18	0	0	1.25%	26.3%	12/31/2019	1.18	0	0	1.00%	26.6%	12/31/2019	1.19	0	0	0.75%	26.9%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.67	0	$0	0.50%	12.3%	12/31/2023	$1.70	0	$0	0.25%	12.6%	12/31/2023	$1.72	0	$0	0.00%	12.9%
12/31/2022	1.49	0	0	0.50%	-6.9%	12/31/2022	1.51	0	0	0.25%	-6.7%	12/31/2022	1.52	0	0	0.00%	-6.5%
12/31/2021	1.60	0	0	0.50%	28.2%	12/31/2021	1.61	0	0	0.25%	28.5%	12/31/2021	1.63	0	0	0.00%	28.9%
12/31/2020	1.25	0	0	0.50%	4.9%	12/31/2020	1.26	0	0	0.25%	5.1%	12/31/2020	1.26	0	0	0.00%	5.4%
12/31/2019	1.19	0	0	0.50%	27.2%	12/31/2019	1.19	0	0	0.25%	27.6%	12/31/2019	1.20	0	0	0.00%	27.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.8%
2022	1.6%
2021	0.4%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$228,080	$230,341	6,379
Receivables: investments sold	-
Payables: investments purchased	(3,666)
Net assets	$224,414

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$224,414	168,179	$1.33
Band 100	-	-	1.35
Band 75	-	-	1.37
Band 50	-	-	1.39
Band 25	-	-	1.41
Band 0	-	-	1.43
Total	$224,414	168,179

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$2,919
Mortality & expense charges			(1,033)
Net investment income (loss)			1,886

Gain (loss) on investments:
Net realized gain (loss)			5
Realized gain distributions			18,555
Net change in unrealized appreciation (depreciation)			(1,994)
Net gain (loss)			16,566

Increase (decrease) in net assets from operations			$18,452

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,886	$-
Net realized gain (loss)		5	(76)
Realized gain distributions		18,555	261
Net change in unrealized appreciation (depreciation)		(1,994)	(238)

Increase (decrease) in net assets from operations		18,452	(53)

Contract owner transactions:
Proceeds from units sold		214,641	3,499
Cost of units redeemed		(10,756)	(1,573)
Account charges		(48)	(12)
Increase (decrease)		203,837	1,914
Net increase (decrease)		222,289	1,861
Net assets, beginning		2,125	264
Net assets, ending		$224,414	$2,125

Units sold		174,730	3,053
Units redeemed		(8,404)	(1,410)
Net increase (decrease)		166,326	1,643
Units outstanding, beginning		1,853	210
Units outstanding, ending		168,179	1,853

* Date of Fund Inception into Variable Account: 9 /20 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$290,329
Cost of units redeemed/account charges			(88,900)
Net investment income (loss)			1,736
Net realized gain (loss)			4,661
Realized gain distributions			18,849
Net change in unrealized appreciation (depreciation)			(2,261)
Net assets			$224,414
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	168	$224	1.25%	16.3%	12/31/2023	$1.35	0	$0	1.00%	16.6%	12/31/2023	$1.37	0	$0	0.75%	16.9%
12/31/2022	1.15	2	2	1.25%	-8.7%	12/31/2022	1.16	0	0	1.00%	-8.5%	12/31/2022	1.17	0	0	0.75%	-8.3%
12/31/2021	1.26	0	0	1.25%	32.1%	12/31/2021	1.27	0	0	1.00%	32.4%	12/31/2021	1.28	0	0	0.75%	32.8%
12/31/2020	0.95	8	7	1.25%	0.1%	12/31/2020	0.96	0	0	1.00%	0.3%	12/31/2020	0.96	0	0	0.75%	0.6%
12/31/2019	0.95	0	0	1.25%	21.7%	12/31/2019	0.95	0	0	1.00%	22.1%	12/31/2019	0.96	0	0	0.75%	22.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.39	0	$0	0.50%	17.2%	12/31/2023	$1.41	0	$0	0.25%	17.5%	12/31/2023	$1.43	0	$0	0.00%	17.8%
12/31/2022	1.18	0	0	0.50%	-8.0%	12/31/2022	1.20	0	0	0.25%	-7.8%	12/31/2022	1.21	0	0	0.00%	-7.6%
12/31/2021	1.29	0	0	0.50%	33.1%	12/31/2021	1.30	0	0	0.25%	33.4%	12/31/2021	1.31	0	0	0.00%	33.8%
12/31/2020	0.97	0	0	0.50%	0.8%	12/31/2020	0.97	0	0	0.25%	1.1%	12/31/2020	0.98	0	0	0.00%	1.3%
12/31/2019	0.96	0	0	0.50%	22.7%	12/31/2019	0.96	0	0	0.25%	23.0%	12/31/2019	0.97	0	0	0.00%	23.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.6%
2022	1.2%
2021	0.0%
2020	0.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory RS Small Cap Growth Fund R6 Class - 06-33C

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$9,921	$8,706	173
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$9,921

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$9,921	9,452	$1.05
Band 100	-	-	1.07
Band 75	-	-	1.08
Band 50	-	-	1.10
Band 25	-	-	1.11
Band 0	-	-	1.13
Total	$9,921	9,452

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			(937)
Net investment income (loss)			(937)

Gain (loss) on investments:
Net realized gain (loss)			(145,090)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			155,099
Net gain (loss)			10,009

Increase (decrease) in net assets from operations			$9,072

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(937)	$(3,047)
Net realized gain (loss)		(145,090)	(89,844)
Realized gain distributions		-	9,800
Net change in unrealized appreciation (depreciation)		155,099	(54,380)

Increase (decrease) in net assets from operations		9,072	(137,471)

Contract owner transactions:
Proceeds from units sold		7,054	21,938
Cost of units redeemed		(186,752)	(162,875)
Account charges		-	(337)
Increase (decrease)		(179,698)	(141,274)
Net increase (decrease)		(170,626)	(278,745)
Net assets, beginning		180,547	459,292
Net assets, ending		$9,921	$180,547

Units sold		7,519	21,214
Units redeemed		(202,315)	(140,981)
Net increase (decrease)		(194,796)	(119,767)
Units outstanding, beginning		204,248	324,015
Units outstanding, ending		9,452	204,248

* Date of Fund Inception into Variable Account: 2 /22 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,227,996
Cost of units redeemed/account charges			(1,187,259)
Net investment income (loss)			(17,193)
Net realized gain (loss)			(139,725)
Realized gain distributions			124,887
Net change in unrealized appreciation (depreciation)			1,215
Net assets			$9,921
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	9	$10	1.25%	18.7%	12/31/2023	$1.07	0	$0	1.00%	19.0%	12/31/2023	$1.08	0	$0	0.75%	19.3%
12/31/2022	0.88	204	181	1.25%	-37.6%	12/31/2022	0.89	0	0	1.00%	-37.5%	12/31/2022	0.91	0	0	0.75%	-37.3%
12/31/2021	1.42	324	459	1.25%	-11.9%	12/31/2021	1.43	0	0	1.00%	-11.6%	12/31/2021	1.45	0	0	0.75%	-11.4%
12/31/2020	1.61	254	408	1.25%	36.6%	12/31/2020	1.62	0	0	1.00%	36.9%	12/31/2020	1.63	0	0	0.75%	37.3%
12/31/2019	1.18	252	297	1.25%	36.7%	12/31/2019	1.18	0	0	1.00%	37.0%	12/31/2019	1.19	0	0	0.75%	37.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.10	0	$0	0.50%	19.6%	12/31/2023	$1.11	0	$0	0.25%	19.9%	12/31/2023	$1.13	0	$0	0.00%	20.2%
12/31/2022	0.92	0	0	0.50%	-37.2%	12/31/2022	0.93	0	0	0.25%	-37.0%	12/31/2022	0.94	0	0	0.00%	-36.9%
12/31/2021	1.46	0	0	0.50%	-11.2%	12/31/2021	1.47	0	0	0.25%	-11.0%	12/31/2021	1.49	0	0	0.00%	-10.7%
12/31/2020	1.64	0	0	0.50%	37.6%	12/31/2020	1.65	0	0	0.25%	38.0%	12/31/2020	1.67	0	0	0.00%	38.3%
12/31/2019	1.19	0	0	0.50%	37.7%	12/31/2019	1.20	0	0	0.25%	38.0%	12/31/2019	1.20	0	0	0.00%	38.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sophus Emerging Markets Fund R6 Class - 06-3R9 (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.15
Band 50	-	-	1.16
Band 25	-	-	1.17
Band 0	-	-	1.19
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$1,443
Cost of units redeemed/account charges			(1,837)
Net investment income (loss)			-
Net realized gain (loss)			394
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	0	$0	1.25%	10.1%	12/31/2023	$1.13	0	$0	1.00%	10.3%	12/31/2023	$1.15	0	$0	0.75%	10.6%
12/31/2022	1.01	0	0	1.25%	-23.0%	12/31/2022	1.03	0	0	1.00%	-22.8%	12/31/2022	1.04	0	0	0.75%	-22.6%
12/31/2021	1.32	0	0	1.25%	-5.1%	12/31/2021	1.33	0	0	1.00%	-4.9%	12/31/2021	1.34	0	0	0.75%	-4.6%
12/31/2020	1.39	1	1	1.25%	15.8%	12/31/2020	1.40	0	0	1.00%	16.1%	12/31/2020	1.40	0	0	0.75%	16.4%
12/31/2019	1.20	0	0	1.25%	22.0%	12/31/2019	1.20	0	0	1.00%	22.3%	12/31/2019	1.21	0	0	0.75%	22.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.16	0	$0	0.50%	10.9%	12/31/2023	$1.17	0	$0	0.25%	11.2%	12/31/2023	$1.19	0	$0	0.00%	11.4%
12/31/2022	1.05	0	0	0.50%	-22.4%	12/31/2022	1.06	0	0	0.25%	-22.3%	12/31/2022	1.07	0	0	0.00%	-22.1%
12/31/2021	1.35	0	0	0.50%	-4.4%	12/31/2021	1.36	0	0	0.25%	-4.2%	12/31/2021	1.37	0	0	0.00%	-3.9%
12/31/2020	1.41	0	0	0.50%	16.7%	12/31/2020	1.42	0	0	0.25%	17.0%	12/31/2020	1.43	0	0	0.00%	17.3%
12/31/2019	1.21	0	0	0.50%	22.9%	12/31/2019	1.21	0	0	0.25%	23.2%	12/31/2019	1.22	0	0	0.00%	23.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	1.7%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Trivalent Intl Fund-Core Equity R6 Class - 06-3RC (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.30
Band 100	-	-	1.32
Band 75	-	-	1.33
Band 50	-	-	1.35
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 12 /13 /2018
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$114,342
Cost of units redeemed/account charges			(124,847)
Net investment income (loss)			(41)
Net realized gain (loss)			10,546
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.30	0	$0	1.25%	18.1%	12/31/2023	$1.32	0	$0	1.00%	18.4%	12/31/2023	$1.33	0	$0	0.75%	18.7%
12/31/2022	1.10	0	0	1.25%	-18.3%	12/31/2022	1.11	0	0	1.00%	-18.1%	12/31/2022	1.12	0	0	0.75%	-17.9%
12/31/2021	1.35	0	0	1.25%	9.1%	12/31/2021	1.36	0	0	1.00%	9.4%	12/31/2021	1.37	0	0	0.75%	9.7%
12/31/2020	1.23	65	80	1.25%	4.6%	12/31/2020	1.24	0	0	1.00%	4.8%	12/31/2020	1.25	0	0	0.75%	5.1%
12/31/2019	1.18	0	0	1.25%	21.1%	12/31/2019	1.18	0	0	1.00%	21.4%	12/31/2019	1.18	0	0	0.75%	21.7%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.35	0	$0	0.50%	19.0%	12/31/2023	$1.37	0	$0	0.25%	19.3%	12/31/2023	$1.38	0	$0	0.00%	19.6%
12/31/2022	1.13	0	0	0.50%	-17.6%	12/31/2022	1.15	0	0	0.25%	-17.4%	12/31/2022	1.16	0	0	0.00%	-17.2%
12/31/2021	1.38	0	0	0.50%	10.0%	12/31/2021	1.39	0	0	0.25%	10.2%	12/31/2021	1.40	0	0	0.00%	10.5%
12/31/2020	1.25	0	0	0.50%	5.4%	12/31/2020	1.26	0	0	0.25%	5.6%	12/31/2020	1.26	0	0	0.00%	5.9%
12/31/2019	1.19	0	0	0.50%	22.0%	12/31/2019	1.19	0	0	0.25%	22.3%	12/31/2019	1.19	0	0	0.00%	22.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	2.9%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund R Class - 06-584

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$504,131	$507,988	11,657
Receivables: investments sold	-
Payables: investments purchased	(163)
Net assets	$503,968

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$503,968	171,525	$2.94
Band 100	-	-	3.02
Band 75	-	-	3.11
Band 50	-	-	3.21
Band 25	-	-	3.30
Band 0	-	-	3.40
Total	$503,968	171,525

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,469
Mortality & expense charges			(5,813)
Net investment income (loss)			(4,344)

Gain (loss) on investments:
Net realized gain (loss)			255
Realized gain distributions			31,236
Net change in unrealized appreciation (depreciation)			18,323
Net gain (loss)			49,814

Increase (decrease) in net assets from operations			$45,470

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(4,344)	$(5,887)
Net realized gain (loss)		255	8,550
Realized gain distributions		31,236	28,434
Net change in unrealized appreciation (depreciation)		18,323	(88,352)

Increase (decrease) in net assets from operations		45,470	(57,255)

Contract owner transactions:
Proceeds from units sold		31,424	104,401
Cost of units redeemed		(78,843)	(191,058)
Account charges		(460)	(564)
Increase (decrease)		(47,879)	(87,221)
Net increase (decrease)		(2,409)	(144,476)
Net assets, beginning		506,377	650,853
Net assets, ending		$503,968	$506,377

Units sold		11,907	40,920
Units redeemed		(29,128)	(74,816)
Net increase (decrease)		(17,221)	(33,896)
Units outstanding, beginning		188,746	222,642
Units outstanding, ending		171,525	188,746

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$3,728,847
Cost of units redeemed/account charges			(3,835,302)
Net investment income (loss)			(64,511)
Net realized gain (loss)			284,926
Realized gain distributions			393,865
Net change in unrealized appreciation (depreciation)			(3,857)
Net assets			$503,968
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$2.94	172	$504	1.25%	9.5%	12/31/2023	$3.02	0	$0	1.00%	9.8%	12/31/2023	$3.11	0	$0	0.75%	10.1%
12/31/2022	2.68	189	506	1.25%	-8.2%	12/31/2022	2.75	0	0	1.00%	-8.0%	12/31/2022	2.83	0	0	0.75%	-7.8%
12/31/2021	2.92	223	651	1.25%	23.4%	12/31/2021	2.99	0	0	1.00%	23.7%	12/31/2021	3.07	0	0	0.75%	24.0%
12/31/2020	2.37	283	671	1.25%	2.9%	12/31/2020	2.42	0	0	1.00%	3.2%	12/31/2020	2.47	0	0	0.75%	3.4%
12/31/2019	2.30	263	605	1.25%	24.7%	12/31/2019	2.35	0	0	1.00%	25.0%	12/31/2019	2.39	0	0	0.75%	25.3%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.21	0	$0	0.50%	10.3%	12/31/2023	$3.30	0	$0	0.25%	10.6%	12/31/2023	$3.40	0	$0	0.00%	10.9%
12/31/2022	2.90	0	0	0.50%	-7.5%	12/31/2022	2.98	0	0	0.25%	-7.3%	12/31/2022	3.06	0	0	0.00%	-7.1%
12/31/2021	3.14	0	0	0.50%	24.3%	12/31/2021	3.22	0	0	0.25%	24.6%	12/31/2021	3.30	0	0	0.00%	24.9%
12/31/2020	2.53	0	0	0.50%	3.7%	12/31/2020	2.58	0	0	0.25%	3.9%	12/31/2020	2.64	0	0	0.00%	4.2%
12/31/2019	2.44	0	0	0.50%	25.7%	12/31/2019	2.48	0	0	0.25%	26.0%	12/31/2019	2.53	0	0	0.00%	26.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.3%
2022	0.2%
2021	0.0%
2020	0.3%
2019	0.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Intermediate Term Bond Fund R6 Class - 06-4NT

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$423,577	$408,749	45,831
Receivables: investments sold	-
Payables: investments purchased	(554)
Net assets	$423,023

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$423,023	450,193	$0.94
Band 100	-	-	0.95
Band 75	-	-	0.96
Band 50	-	-	0.96
Band 25	-	-	0.97
Band 0	-	-	0.98
Total	$423,023	450,193

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,594
Mortality & expense charges			(933)
Net investment income (loss)			2,661

Gain (loss) on investments:
Net realized gain (loss)			(665)
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			19,573
Net gain (loss)			18,908

Increase (decrease) in net assets from operations			$21,569

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$2,661	$497
Net realized gain (loss)		(665)	(30)
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		19,573	(3,904)

Increase (decrease) in net assets from operations		21,569	(3,437)

Contract owner transactions:
Proceeds from units sold		379,089	4,699
Cost of units redeemed		(3,349)	(1)
Account charges		(104)	(4)
Increase (decrease)		375,636	4,694
Net increase (decrease)		397,205	1,257
Net assets, beginning		25,818	24,561
Net assets, ending		$423,023	$25,818

Units sold		424,884	5,184
Units redeemed		(3,875)	(6)
Net increase (decrease)		421,009	5,178
Units outstanding, beginning		29,184	24,006
Units outstanding, ending		450,193	29,184

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$438,152
Cost of units redeemed/account charges			(33,205)
Net investment income (loss)			3,303
Net realized gain (loss)			(684)
Realized gain distributions			629
Net change in unrealized appreciation (depreciation)			14,828
Net assets			$423,023
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.94	450	$423	1.25%	6.2%	12/31/2023	$0.95	0	$0	1.00%	6.5%	12/31/2023	$0.96	0	$0	0.75%	6.7%
12/31/2022	0.88	29	26	1.25%	-13.5%	12/31/2022	0.89	0	0	1.00%	-13.3%	12/31/2022	0.90	0	0	0.75%	-13.1%
12/31/2021	1.02	24	25	1.25%	-0.1%	12/31/2021	1.03	0	0	1.00%	0.1%	12/31/2021	1.03	0	0	0.75%	0.4%
12/31/2020	1.02	0	0	1.25%	2.5%	12/31/2020	1.03	0	0	1.00%	2.5%	12/31/2020	1.03	0	0	0.75%	2.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.96	0	$0	0.50%	7.0%	12/31/2023	$0.97	0	$0	0.25%	7.3%	12/31/2023	$0.98	0	$0	0.00%	7.5%
12/31/2022	0.90	0	0	0.50%	-12.9%	12/31/2022	0.91	0	0	0.25%	-12.7%	12/31/2022	0.91	0	0	0.00%	-12.4%
12/31/2021	1.03	0	0	0.50%	0.6%	12/31/2021	1.04	0	0	0.25%	0.9%	12/31/2021	1.04	0	0	0.00%	1.1%
12/31/2020	1.03	0	0	0.50%	2.7%	12/31/2020	1.03	0	0	0.25%	2.8%	12/31/2020	1.03	0	0	0.00%	2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.6%
2022	3.2%
2021	2.5%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA International Fund R6 Class - 06-4NW (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.24
Band 100	-	-	1.25
Band 75	-	-	1.26
Band 50	-	-	1.27
Band 25	-	-	1.28
Band 0	-	-	1.30
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.24	0	$0	1.25%	16.2%	12/31/2023	$1.25	0	$0	1.00%	16.5%	12/31/2023	$1.26	0	$0	0.75%	16.8%
12/31/2022	1.07	0	0	1.25%	-16.5%	12/31/2022	1.08	0	0	1.00%	-16.3%	12/31/2022	1.08	0	0	0.75%	-16.1%
12/31/2021	1.28	0	0	1.25%	15.1%	12/31/2021	1.28	0	0	1.00%	15.4%	12/31/2021	1.29	0	0	0.75%	15.7%
12/31/2020	1.11	0	0	1.25%	11.2%	12/31/2020	1.11	0	0	1.00%	11.3%	12/31/2020	1.11	0	0	0.75%	11.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.27	0	$0	0.50%	17.1%	12/31/2023	$1.28	0	$0	0.25%	17.4%	12/31/2023	$1.30	0	$0	0.00%	17.7%
12/31/2022	1.09	0	0	0.50%	-15.9%	12/31/2022	1.09	0	0	0.25%	-15.6%	12/31/2022	1.10	0	0	0.00%	-15.4%
12/31/2021	1.29	0	0	0.50%	16.0%	12/31/2021	1.30	0	0	0.25%	16.3%	12/31/2021	1.30	0	0	0.00%	16.6%
12/31/2020	1.11	0	0	0.50%	11.5%	12/31/2020	1.12	0	0	0.25%	11.6%	12/31/2020	1.12	0	0	0.00%	11.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust USAA Nasdaq 100 Index Fund R6 Class - 06-4NV

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$190,686	$172,291	4,492
Receivables: investments sold	-
Payables: investments purchased	(1,599)
Net assets	$189,087

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$189,087	132,344	$1.43
Band 100	-	-	1.44
Band 75	-	-	1.45
Band 50	-	-	1.47
Band 25	-	-	1.48
Band 0	-	-	1.49
Total	$189,087	132,344

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$1,319
Mortality & expense charges			(411)
Net investment income (loss)			908

Gain (loss) on investments:
Net realized gain (loss)			143
Realized gain distributions			3,730
Net change in unrealized appreciation (depreciation)			18,395
Net gain (loss)			22,268

Increase (decrease) in net assets from operations			$23,176

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$908	$-
Net realized gain (loss)		143	-
Realized gain distributions		3,730	-
Net change in unrealized appreciation (depreciation)		18,395	-

Increase (decrease) in net assets from operations		23,176	-

Contract owner transactions:
Proceeds from units sold		170,583	-
Cost of units redeemed		(4,666)	-
Account charges		(6)	-
Increase (decrease)		165,911	-
Net increase (decrease)		189,087	-
Net assets, beginning		-	-
Net assets, ending		$189,087	$-

Units sold		135,854	-
Units redeemed		(3,510)	-
Net increase (decrease)		132,344	-
Units outstanding, beginning		-	-
Units outstanding, ending		132,344	-

* Date of Fund Inception into Variable Account: 8 /21 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$170,583
Cost of units redeemed/account charges			(4,672)
Net investment income (loss)			908
Net realized gain (loss)			143
Realized gain distributions			3,730
Net change in unrealized appreciation (depreciation)			18,395
Net assets			$189,087
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.43	132	$189	1.25%	52.7%	12/31/2023	$1.44	0	$0	1.00%	53.1%	12/31/2023	$1.45	0	$0	0.75%	53.5%
12/31/2022	0.94	0	0	1.25%	-33.5%	12/31/2022	0.94	0	0	1.00%	-33.3%	12/31/2022	0.95	0	0	0.75%	-33.1%
12/31/2021	1.41	0	0	1.25%	25.6%	12/31/2021	1.41	0	0	1.00%	25.9%	12/31/2021	1.42	0	0	0.75%	26.2%
12/31/2020	1.12	0	0	1.25%	12.0%	12/31/2020	1.12	0	0	1.00%	12.1%	12/31/2020	1.12	0	0	0.75%	12.2%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.47	0	$0	0.50%	53.9%	12/31/2023	$1.48	0	$0	0.25%	54.2%	12/31/2023	$1.49	0	$0	0.00%	54.6%
12/31/2022	0.95	0	0	0.50%	-33.0%	12/31/2022	0.96	0	0	0.25%	-32.8%	12/31/2022	0.96	0	0	0.00%	-32.6%
12/31/2021	1.42	0	0	0.50%	26.5%	12/31/2021	1.43	0	0	0.25%	26.8%	12/31/2021	1.43	0	0	0.00%	27.1%
12/31/2020	1.12	0	0	0.50%	12.3%	12/31/2020	1.12	0	0	0.25%	12.4%	12/31/2020	1.12	0	0	0.00%	12.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.4%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Established Value Fund A Class - 06-581

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$3,421,441	$3,160,785	73,290
Receivables: investments sold	-
Payables: investments purchased	(23,716)
Net assets	$3,397,725

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$3,344,718	979,039	$3.42
Band 100	-	-	3.52
Band 75	-	-	3.62
Band 50	-	-	3.73
Band 25	-	-	3.84
Band 0	53,007	13,422	3.95
Total	$3,397,725	992,461

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$38,986
Mortality & expense charges			(42,734)
Net investment income (loss)			(3,748)

Gain (loss) on investments:
Net realized gain (loss)			80,673
Realized gain distributions			154,798
Net change in unrealized appreciation (depreciation)			61,388
Net gain (loss)			296,859

Increase (decrease) in net assets from operations			$293,111

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(3,748)	$2,011
Net realized gain (loss)		80,673	204,773
Realized gain distributions		154,798	220,509
Net change in unrealized appreciation (depreciation)		61,388	(583,113)

Increase (decrease) in net assets from operations		293,111	(155,820)

Contract owner transactions:
Proceeds from units sold		528,089	915,894
Cost of units redeemed		(980,031)	(1,331,750)
Account charges		(1,252)	(2,504)
Increase (decrease)		(453,194)	(418,360)
Net increase (decrease)		(160,083)	(574,180)
Net assets, beginning		3,557,808	4,131,988
Net assets, ending		$3,397,725	$3,557,808

Units sold		165,079	301,082
Units redeemed		(301,846)	(431,126)
Net increase (decrease)		(136,767)	(130,044)
Units outstanding, beginning		1,129,228	1,259,272
Units outstanding, ending		992,461	1,129,228

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,777,563
Cost of units redeemed/account charges			(14,490,233)
Net investment income (loss)			(79,731)
Net realized gain (loss)			1,943,578
Realized gain distributions			1,985,892
Net change in unrealized appreciation (depreciation)			260,656
Net assets			$3,397,725
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.42	979	$3,345	1.25%	8.6%	12/31/2023	$3.52	0	$0	1.00%	8.9%	12/31/2023	$3.62	0	$0	0.75%	9.1%
12/31/2022	3.15	1,118	3,518	1.25%	-4.0%	12/31/2022	3.23	0	0	1.00%	-3.8%	12/31/2022	3.32	0	0	0.75%	-3.5%
12/31/2021	3.28	1,250	4,099	1.25%	29.8%	12/31/2021	3.36	0	0	1.00%	30.2%	12/31/2021	3.44	0	0	0.75%	30.5%
12/31/2020	2.52	2,265	5,718	1.25%	6.5%	12/31/2020	2.58	0	0	1.00%	6.7%	12/31/2020	2.64	0	0	0.75%	7.0%
12/31/2019	2.37	2,307	5,472	1.25%	26.8%	12/31/2019	2.42	0	0	1.00%	27.1%	12/31/2019	2.46	0	0	0.75%	27.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.73	0	$0	0.50%	9.4%	12/31/2023	$3.84	0	$0	0.25%	9.7%	12/31/2023	$3.95	13	$53	0.00%	9.9%
12/31/2022	3.41	0	0	0.50%	-3.3%	12/31/2022	3.50	0	0	0.25%	-3.1%	12/31/2022	3.59	11	40	0.00%	-2.8%
12/31/2021	3.52	0	0	0.50%	30.8%	12/31/2021	3.61	0	0	0.25%	31.2%	12/31/2021	3.70	9	33	0.00%	31.5%
12/31/2020	2.69	0	0	0.50%	7.3%	12/31/2020	2.75	0	0	0.25%	7.5%	12/31/2020	2.81	6	17	0.00%	7.8%
12/31/2019	2.51	0	0	0.50%	27.7%	12/31/2019	2.56	0	0	0.25%	28.0%	12/31/2019	2.61	6	15	0.00%	28.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.1%
2022	1.2%
2021	1.5%
2020	1.1%
2019	1.4%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Victory Sycamore Small Company Opportunity Fund A Class - 06-582

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$820,522	$823,186	17,216
Receivables: investments sold	529
Payables: investments purchased	-
Net assets	$821,051

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$821,051	272,912	$3.01
Band 100	-	-	3.10
Band 75	-	-	3.19
Band 50	-	-	3.28
Band 25	-	-	3.38
Band 0	-	-	3.48
Total	$821,051	272,912

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$3,184
Mortality & expense charges			(9,277)
Net investment income (loss)			(6,093)

Gain (loss) on investments:
Net realized gain (loss)			(455)
Realized gain distributions			46,004
Net change in unrealized appreciation (depreciation)			32,970
Net gain (loss)			78,519

Increase (decrease) in net assets from operations			$72,426

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$(6,093)	$(7,045)
Net realized gain (loss)		(455)	85,620
Realized gain distributions		46,004	36,383
Net change in unrealized appreciation (depreciation)		32,970	(197,728)

Increase (decrease) in net assets from operations		72,426	(82,770)

Contract owner transactions:
Proceeds from units sold		49,373	338,415
Cost of units redeemed		(16,508)	(551,801)
Account charges		(34)	(133)
Increase (decrease)		32,831	(213,519)
Net increase (decrease)		105,257	(296,289)
Net assets, beginning		715,794	1,012,083
Net assets, ending		$821,051	$715,794

Units sold		17,869	180,926
Units redeemed		(5,904)	(259,186)
Net increase (decrease)		11,965	(78,260)
Units outstanding, beginning		260,947	339,207
Units outstanding, ending		272,912	260,947

* Date of Fund Inception into Variable Account: 5 /24 /2012
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$13,324,299
Cost of units redeemed/account charges			(14,793,737)
Net investment income (loss)			(234,754)
Net realized gain (loss)			915,109
Realized gain distributions			1,612,798
Net change in unrealized appreciation (depreciation)			(2,664)
Net assets			$821,051
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.01	273	$821	1.25%	9.7%	12/31/2023	$3.10	0	$0	1.00%	9.9%	12/31/2023	$3.19	0	$0	0.75%	10.2%
12/31/2022	2.74	261	716	1.25%	-8.1%	12/31/2022	2.82	0	0	1.00%	-7.8%	12/31/2022	2.89	0	0	0.75%	-7.6%
12/31/2021	2.98	339	1,012	1.25%	23.6%	12/31/2021	3.06	0	0	1.00%	23.9%	12/31/2021	3.13	0	0	0.75%	24.2%
12/31/2020	2.41	376	909	1.25%	3.1%	12/31/2020	2.47	0	0	1.00%	3.3%	12/31/2020	2.52	0	0	0.75%	3.6%
12/31/2019	2.34	399	934	1.25%	24.9%	12/31/2019	2.39	0	0	1.00%	25.3%	12/31/2019	2.43	0	0	0.75%	25.6%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$3.28	0	$0	0.50%	10.5%	12/31/2023	$3.38	0	$0	0.25%	10.8%	12/31/2023	$3.48	0	$0	0.00%	11.1%
12/31/2022	2.97	0	0	0.50%	-7.4%	12/31/2022	3.05	0	0	0.25%	-7.1%	12/31/2022	3.13	0	0	0.00%	-6.9%
12/31/2021	3.21	0	0	0.50%	24.5%	12/31/2021	3.28	0	0	0.25%	24.8%	12/31/2021	3.36	0	0	0.00%	25.1%
12/31/2020	2.58	0	0	0.50%	3.9%	12/31/2020	2.63	0	0	0.25%	4.1%	12/31/2020	2.69	0	0	0.00%	4.4%
12/31/2019	2.48	0	0	0.50%	25.9%	12/31/2019	2.53	0	0	0.25%	26.2%	12/31/2019	2.58	0	0	0.00%	26.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.4%
2022	0.2%
2021	0.1%
2020	0.4%
2019	0.1%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus Duff & Phelps Real Estate Securities Fund R Class - 06-4PH (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.33
Band 100	-	-	1.34
Band 75	-	-	1.35
Band 50	-	-	1.36
Band 25	-	-	1.37
Band 0	-	-	1.38
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /28 /2020
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.33	0	$0	1.25%	10.1%	12/31/2023	$1.34	0	$0	1.00%	10.4%	12/31/2023	$1.35	0	$0	0.75%	10.7%
12/31/2022	1.21	0	0	1.25%	-26.8%	12/31/2022	1.22	0	0	1.00%	-26.7%	12/31/2022	1.22	0	0	0.75%	-26.5%
12/31/2021	1.65	0	0	1.25%	45.8%	12/31/2021	1.66	0	0	1.00%	46.1%	12/31/2021	1.66	0	0	0.75%	46.5%
12/31/2020	1.13	0	0	1.25%	13.3%	12/31/2020	1.13	0	0	1.00%	13.4%	12/31/2020	1.13	0	0	0.75%	13.4%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.36	0	$0	0.50%	11.0%	12/31/2023	$1.37	0	$0	0.25%	11.2%	12/31/2023	$1.38	0	$0	0.00%	11.5%
12/31/2022	1.23	0	0	0.50%	-26.3%	12/31/2022	1.24	0	0	0.25%	-26.1%	12/31/2022	1.24	0	0	0.00%	-25.9%
12/31/2021	1.67	0	0	0.50%	46.9%	12/31/2021	1.67	0	0	0.25%	47.2%	12/31/2021	1.68	0	0	0.00%	47.6%
12/31/2020	1.13	0	0	0.50%	13.5%	12/31/2020	1.14	0	0	0.25%	13.5%	12/31/2020	1.14	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus KAR Cap Growth R6 Class - 06-64N (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$0.79
Band 100	-	-	0.79
Band 75	-	-	0.79
Band 50	-	-	0.80
Band 25	-	-	0.80
Band 0	-	-	0.81
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 10 /21 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$-
Cost of units redeemed/account charges			-
Net investment income (loss)			-
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.79	0	$0	1.25%	19.0%	12/31/2023	$0.79	0	$0	1.00%	19.3%	12/31/2023	$0.79	0	$0	0.75%	19.6%
12/31/2022	0.66	0	0	1.25%	-31.0%	12/31/2022	0.66	0	0	1.00%	-30.9%	12/31/2022	0.66	0	0	0.75%	-30.7%
12/31/2021	0.96	0	0	1.25%	-4.2%	12/31/2021	0.96	0	0	1.00%	-4.2%	12/31/2021	0.96	0	0	0.75%	-4.1%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$0.80	0	$0	0.50%	19.9%	12/31/2023	$0.80	0	$0	0.25%	20.2%	12/31/2023	$0.81	0	$0	0.00%	20.5%
12/31/2022	0.67	0	0	0.50%	-30.5%	12/31/2022	0.67	0	0	0.25%	-30.3%	12/31/2022	0.67	0	0	0.00%	-30.2%
12/31/2021	0.96	0	0	0.50%	-4.1%	12/31/2021	0.96	0	0	0.25%	-4.0%	12/31/2021	0.96	0	0	0.00%	-4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Dividend Value A Class - 06-4WJ

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$178,639	$206,268	17,205
Receivables: investments sold	-
Payables: investments purchased	(3,491)
Net assets	$175,148

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$175,148	156,438	$1.12
Band 100	-	-	1.13
Band 75	-	-	1.13
Band 50	-	-	1.14
Band 25	-	-	1.15
Band 0	-	-	1.16
Total	$175,148	156,438

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$5,819
Mortality & expense charges			(1,999)
Net investment income (loss)			3,820

Gain (loss) on investments:
Net realized gain (loss)			(9,808)
Realized gain distributions			16,336
Net change in unrealized appreciation (depreciation)			16,858
Net gain (loss)			23,386

Increase (decrease) in net assets from operations			$27,206

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$3,820	$749
Net realized gain (loss)		(9,808)	(2,568)
Realized gain distributions		16,336	25,157
Net change in unrealized appreciation (depreciation)		16,858	(55,815)

Increase (decrease) in net assets from operations		27,206	(32,477)

Contract owner transactions:
Proceeds from units sold		11,514	13,961
Cost of units redeemed		(39,581)	(15,045)
Account charges		-	(10)
Increase (decrease)		(28,067)	(1,094)
Net increase (decrease)		(861)	(33,571)
Net assets, beginning		176,009	209,580
Net assets, ending		$175,148	$176,009

Units sold		11,454	14,138
Units redeemed		(39,997)	(16,887)
Net increase (decrease)		(28,543)	(2,749)
Units outstanding, beginning		184,981	187,730
Units outstanding, ending		156,438	184,981

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$228,844
Cost of units redeemed/account charges			(70,558)
Net investment income (loss)			4,816
Net realized gain (loss)			(12,040)
Realized gain distributions			51,715
Net change in unrealized appreciation (depreciation)			(27,629)
Net assets			$175,148
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.12	156	$175	1.25%	17.7%	12/31/2023	$1.13	0	$0	1.00%	18.0%	12/31/2023	$1.13	0	$0	0.75%	18.3%
12/31/2022	0.95	185	176	1.25%	-14.8%	12/31/2022	0.96	0	0	1.00%	-14.6%	12/31/2022	0.96	0	0	0.75%	-14.3%
12/31/2021	1.12	186	208	1.25%	11.6%	12/31/2021	1.12	1	2	1.00%	11.8%	12/31/2021	1.12	0	0	0.75%	12.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.14	0	$0	0.50%	18.5%	12/31/2023	$1.15	0	$0	0.25%	18.8%	12/31/2023	$1.16	0	$0	0.00%	19.1%
12/31/2022	0.96	0	0	0.50%	-14.1%	12/31/2022	0.97	0	0	0.25%	-13.9%	12/31/2022	0.97	0	0	0.00%	-13.7%
12/31/2021	1.12	0	0	0.50%	12.2%	12/31/2021	1.12	0	0	0.25%	12.4%	12/31/2021	1.13	0	0	0.00%	12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	3.3%
2022	1.6%
2021	1.7%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Mid-Cap Value A Class - 06-4WK

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$252,361	$280,332	10,086
Receivables: investments sold	-
Payables: investments purchased	(402)
Net assets	$251,959

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$188,476	177,962	$1.06
Band 100	63,483	59,546	1.07
Band 75	-	-	1.07
Band 50	-	-	1.08
Band 25	-	-	1.09
Band 0	-	-	1.09
Total	$251,959	237,508

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$4,101
Mortality & expense charges			(2,171)
Net investment income (loss)			1,930

Gain (loss) on investments:
Net realized gain (loss)			(25,966)
Realized gain distributions			13,361
Net change in unrealized appreciation (depreciation)			48,063
Net gain (loss)			35,458

Increase (decrease) in net assets from operations			$37,388

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$1,930	$90
Net realized gain (loss)		(25,966)	(4,724)
Realized gain distributions		13,361	40,686
Net change in unrealized appreciation (depreciation)		48,063	(69,238)

Increase (decrease) in net assets from operations		37,388	(33,186)

Contract owner transactions:
Proceeds from units sold		83,456	8,725
Cost of units redeemed		(58,131)	(44,823)
Account charges		(121)	(73)
Increase (decrease)		25,204	(36,171)
Net increase (decrease)		62,592	(69,357)
Net assets, beginning		189,367	258,724
Net assets, ending		$251,959	$189,367

Units sold		92,431	9,145
Units redeemed		(59,917)	(44,816)
Net increase (decrease)		32,514	(35,671)
Units outstanding, beginning		204,994	240,665
Units outstanding, ending		237,508	204,994

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$438,737
Cost of units redeemed/account charges			(210,933)
Net investment income (loss)			1,665
Net realized gain (loss)			(28,984)
Realized gain distributions			79,445
Net change in unrealized appreciation (depreciation)			(27,971)
Net assets			$251,959
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.06	178	$188	1.25%	14.8%	12/31/2023	$1.07	60	$63	1.00%	15.1%	12/31/2023	$1.07	0	$0	0.75%	15.4%
12/31/2022	0.92	139	129	1.25%	-14.1%	12/31/2022	0.93	66	61	1.00%	-13.9%	12/31/2022	0.93	0	0	0.75%	-13.7%
12/31/2021	1.07	152	163	1.25%	7.4%	12/31/2021	1.08	89	95	1.00%	7.6%	12/31/2021	1.08	0	0	0.75%	7.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.08	0	$0	0.50%	15.7%	12/31/2023	$1.09	0	$0	0.25%	16.0%	12/31/2023	$1.09	0	$0	0.00%	16.2%
12/31/2022	0.93	0	0	0.50%	-13.5%	12/31/2022	0.94	0	0	0.25%	-13.3%	12/31/2022	0.94	0	0	0.00%	-13.1%
12/31/2021	1.08	0	0	0.50%	8.0%	12/31/2021	1.08	0	0	0.25%	8.1%	12/31/2021	1.08	0	0	0.00%	8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	1.9%
2022	1.1%
2021	1.3%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust Virtus NFJ Small-Cap Value A Class - 06-4WM

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$1,224,633	$1,484,370	103,160
Receivables: investments sold	-
Payables: investments purchased	(2,180)
Net assets	$1,222,453

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$1,109,192	1,074,810	$1.03
Band 100	78,996	76,041	1.04
Band 75	-	-	1.05
Band 50	34,265	32,549	1.05
Band 25	-	-	1.06
Band 0	-	-	1.07
Total	$1,222,453	1,183,400

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$25,799
Mortality & expense charges			(13,824)
Net investment income (loss)			11,975

Gain (loss) on investments:
Net realized gain (loss)			(112,301)
Realized gain distributions			100,891
Net change in unrealized appreciation (depreciation)			223,192
Net gain (loss)			211,782

Increase (decrease) in net assets from operations			$223,757

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$11,975	$(4,564)
Net realized gain (loss)		(112,301)	(87,146)
Realized gain distributions		100,891	188,263
Net change in unrealized appreciation (depreciation)		223,192	(404,232)

Increase (decrease) in net assets from operations		223,757	(307,679)

Contract owner transactions:
Proceeds from units sold		46,132	70,713
Cost of units redeemed		(273,921)	(481,007)
Account charges		(531)	(495)
Increase (decrease)		(228,320)	(410,789)
Net increase (decrease)		(4,563)	(718,468)
Net assets, beginning		1,227,016	1,945,484
Net assets, ending		$1,222,453	$1,227,016

Units sold		50,809	79,338
Units redeemed		(310,978)	(530,187)
Net increase (decrease)		(260,169)	(450,849)
Units outstanding, beginning		1,443,569	1,894,418
Units outstanding, ending		1,183,400	1,443,569

* Date of Fund Inception into Variable Account: 5 /6 /2021
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$2,386,147
Cost of units redeemed/account charges			(1,125,475)
Net investment income (loss)			12,146
Net realized gain (loss)			(208,794)
Realized gain distributions			418,166
Net change in unrealized appreciation (depreciation)			(259,737)
Net assets			$1,222,453
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.03	1,075	$1,109	1.25%	21.5%	12/31/2023	$1.04	76	$79	1.00%	21.8%	12/31/2023	$1.05	0	$0	0.75%	22.1%
12/31/2022	0.85	1,334	1,133	1.25%	-17.3%	12/31/2022	0.85	77	66	1.00%	-17.1%	12/31/2022	0.86	0	0	0.75%	-16.8%
12/31/2021	1.03	1,779	1,827	1.25%	2.7%	12/31/2021	1.03	82	85	1.00%	2.8%	12/31/2021	1.03	0	0	0.75%	3.0%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.05	33	$34	0.50%	22.4%	12/31/2023	$1.06	0	$0	0.25%	22.7%	12/31/2023	$1.07	0	$0	0.00%	23.0%
12/31/2022	0.86	33	28	0.50%	-16.6%	12/31/2022	0.86	0	0	0.25%	-16.4%	12/31/2022	0.87	0	0	0.00%	-16.2%
12/31/2021	1.03	33	34	0.50%	3.2%	12/31/2021	1.03	0	0	0.25%	3.4%	12/31/2021	1.04	0	0	0.00%	3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	2.1%
2022	0.8%
2021	2.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust William Blair Small-Mid Cap Growth Fund I Class - 06-3TP (Unaudited)

Statement of Net Assets
December 31, 2023

	Investments at Value	Cost of Investments	Mutual Fund Shares
Investments	$-	$-	-
Receivables: investments sold	-
Payables: investments purchased	-
Net assets	$-

	Net Assets	Units Outstanding	Accumulation Unit Value
Band 125	$-	-	$1.40
Band 100	-	-	1.41
Band 75	-	-	1.43
Band 50	-	-	1.45
Band 25	-	-	1.47
Band 0	-	-	1.48
Total	$-	-

Statement of Operations
For the period ended December 31, 2023

Investment Income:
Dividend income			$-
Mortality & expense charges			-
Net investment income (loss)			-

Gain (loss) on investments:
Net realized gain (loss)			-
Realized gain distributions			-
Net change in unrealized appreciation (depreciation)			-
Net gain (loss)			-

Increase (decrease) in net assets from operations			$-

Statement of Changes in Net Assets

		Period ended December 31, 2023 *	Period ended December 31, 2022 *
Increase (decrease) in net assets from operations:
Net investment income (loss)		$-	$-
Net realized gain (loss)		-	-
Realized gain distributions		-	-
Net change in unrealized appreciation (depreciation)		-	-

Increase (decrease) in net assets from operations		-	-

Contract owner transactions:
Proceeds from units sold		-	-
Cost of units redeemed		-	-
Account charges		-	-
Increase (decrease)		-	-
Net increase (decrease)		-	-
Net assets, beginning		-	-
Net assets, ending		$-	$-

Units sold		-	-
Units redeemed		-	-
Net increase (decrease)		-	-
Units outstanding, beginning		-	-
Units outstanding, ending		-	-

* Date of Fund Inception into Variable Account: 2 /21 /2019
Accumulation unit value on date of inception: $1 .00

Cumulative Net Assets
December 31, 2023

Proceeds from units sold			$168,916
Cost of units redeemed/account charges			(166,196)
Net investment income (loss)			(1,834)
Net realized gain (loss)			(11,777)
Realized gain distributions			10,891
Net change in unrealized appreciation (depreciation)			-
Net assets			$-
Financial Highlights

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

	Band 125						Band 100						Band 75
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.40	0	$0	1.25%	16.5%	12/31/2023	$1.41	0	$0	1.00%	16.8%	12/31/2023	$1.43	0	$0	0.75%	17.1%
12/31/2022	1.20	0	0	1.25%	-23.9%	12/31/2022	1.21	0	0	1.00%	-23.7%	12/31/2022	1.22	0	0	0.75%	-23.5%
12/31/2021	1.57	0	0	1.25%	7.2%	12/31/2021	1.59	0	0	1.00%	7.5%	12/31/2021	1.60	0	0	0.75%	7.7%
12/31/2020	1.47	0	0	1.25%	30.7%	12/31/2020	1.48	0	0	1.00%	31.0%	12/31/2020	1.48	0	0	0.75%	31.4%
12/31/2019	1.12	147	165	1.25%	12.4%	12/31/2019	1.13	0	0	1.00%	12.6%	12/31/2019	1.13	0	0	0.75%	12.8%

	Band 50						Band 25						Band 0
	Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return		Accum. Unit Value	Units Outstanding (000s)	Net Assets (000s)	Expense as a % of Average Net Assets	Total Return
12/31/2023	$1.45	0	$0	0.50%	17.3%	12/31/2023	$1.47	0	$0	0.25%	17.6%	12/31/2023	$1.48	0	$0	0.00%	17.9%
12/31/2022	1.23	0	0	0.50%	-23.3%	12/31/2022	1.25	0	0	0.25%	-23.1%	12/31/2022	1.26	0	0	0.00%	-22.9%
12/31/2021	1.61	0	0	0.50%	8.0%	12/31/2021	1.62	0	0	0.25%	8.3%	12/31/2021	1.63	0	0	0.00%	8.6%
12/31/2020	1.49	0	0	0.50%	31.7%	12/31/2020	1.50	0	0	0.25%	32.0%	12/31/2020	1.50	0	0	0.00%	32.4%
12/31/2019	1.13	0	0	0.50%	13.1%	12/31/2019	1.13	0	0	0.25%	13.3%	12/31/2019	1.14	0	0	0.00%	13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

2023	0.0%
2022	0.0%
2021	0.0%
2020	0.0%
2019	0.0%

The accompanying notes are an integral part of the financial statements.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS

1.    Organization

The AUL American Unit Trust (“Variable Account”) was established by American United Life Insurance Company (“AUL”) on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

Fund Families
AB	Driehaus	Natixis
Alger	DWS	Neuberger Berman
American Beacon	Federated	North Square
American Century	Fidelity	Northern Trust
American Funds	First Eagle	Nuveen
AMG	Franklin Templeton	Oakmark
AQR	Frost	Parnassus
Ariel	Goldman Sachs	Pax World
Auxier	Guggenheim	Payden
Ave Maria	GuideStone	Pimco
Baird	Harbor	Pioneer
Baron Capital	Hartford	Principal
BlackRock	Invesco	Prudential
Blackstone	Ivy Funds	Putnam Investments
Boston Trust	Janus	Russell
BNY Mellon	John Hancock	State Street
Calamos	JP Morgan	T. Rowe Price
Calvert	Knights of Columbus	Thornburg
Carillon	Lazard	TIAA-CREF
Catholic Responsible Investments	Lord Abbett	Timothy Plan
Cohen & Steers	Mainstay	Touchstone
Columbia	Manning & Napier	Vanguard
CRM	Mass Mutual	Victory
Crossmark	Metropolitan West	Virtus
Delaware	MFS	Voya
Deutsche	Monteagle	Wells Fargo
DFA	Nationwide	William Blair
Dodge & Cox

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2.    Summary of Significant Accounting Policies

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2023. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2023.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm covers the accompanying statements of net assets of each of the subaccounts as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods, including the related notes (collectively referred to as the “financial statements”). The Report of Independent Registered Public Accounting Firm includes the subaccounts and periods that are audited.

For the year ending December 31, 2023, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2023, and the financial highlights for 2023 have not been audited.

Subaccount
American Century International Bond A Class - 06-421
BlackRock Multi-Asset Income Fund K Class - 06-FTF
Columbia Acorn International Fund Institutional Class - 06-692
Goldman Sachs Emerging Markets Equity Fund R6 Class - 06-3GG
Invesco Disc Mc Gr Retirement Class - 06-4HH
Janus Henderson Global Life Sciences Fund T Class - 06-CGX
John Hancock Funds Multi-Index 2015 Lifetime Portfolio R6 Class - 06-3H3
John Hancock Funds Multi-Index 2025 Lifetime Portfolio R6 Class - 06-3H6
John Hancock Funds Multi-Index 2030 Lifetime Portfolio R6 Class - 06-3H7
John Hancock Funds Multi-Index 2040 Lifetime Portfolio R6 Class - 06-3J3

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Subaccount
John Hancock Funds Multi-Index 2045 Lifetime Portfolio R6 Class - 06-3HF
Lord Abbett Developing Growth Fund A Class - 06-732
Lord Abbett Mid Cap Stock Fund R5 Class - 06-CKG
MFS Moderate Allocation Fund R2 Class - 06-077
PGIM Jennison Focused Growth Fund Z Class - 06-063
PIMCO Investment Grade Credit Bond Fund Admin Class - 06-CNN
PIMCO STCKPLUS Institutional Class - 06-4K3
Russell Global Equity Fund S Class - 06-736
The Hartford MidCap Fund R4 Class - 06-39P
TIAA-CREF Lifecycle Retirement Income Fund Inst Class - 06-36X

For the year ending December 31, 2022, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2022, and the financial highlights for 2022, as well as applicable years prior, if similarly no investing or other transactions, have not been audited.

Subaccount
American Beacon Small Cap Value Fund Investor Class - 06-34F
Baird Short-Term Bond Inst Class - 06-4XC
BlackRock Advg Small Cap Gr K Class - 06-46J
Brandywine Global Corp Credit Y Inst Class - 06-4PC
Columbia Select Glbl Equity Advisor Class - 06-4NM
Columbia Select Large Val Institutional 3 Class - 06-4GG
Columbia Select Small Cap Value Fund Advisor Class - 06-946
DFA Large Cap International Inst Class - 06-6HT
DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM
DWS CROCI U.S. Fund S Class - 06-FNG
Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y
Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH
Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG
Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H
Fidelity Advisor Freedom® Blend Income Fund Z6 Class - 06-44F
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043
Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN
Fidelity Contrafund K6 Retirement Class - 06-6HR
Fidelity Freedom Idx 2005 Prem Other Class - 06-67X
Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y
Fidelity Freedom Idx 2015 Prem Other Class - 06-69C
Fidelity Freedom Idx 2020 Prem Other Class - 06-69F
Fidelity Freedom Idx 2025 Prem Other Class - 06-69G
Fidelity Freedom Idx 2030 Prem Other Class - 06-69H
Fidelity Freedom Idx 2035 Prem Other Class - 06-69J
Fidelity Freedom Idx 2040 Prem Other Class - 06-69K
Fidelity Freedom Idx 2045 Prem Other Class - 06-69M
Fidelity Freedom Idx 2050 Prem Other Class - 06-69N
Fidelity Freedom Idx 2055 Prem Other Class - 06-69P
Fidelity Freedom Idx 2060 Prem Other Class - 06-69R
Fidelity Freedom Idx 2065 Prem Other Class - 06-69T
Franklin Managed Income Fund R6 Class - 06-3TN
Guggenheim Macro Opp R6 Class - 06-6KG
Guggenheim Total Ret Bond R6 Class - 06-6KF
GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT
GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV
GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW
GuideStone Funds Global Bond Fund Advisor Class - 06-3YY
GuideStone Funds Growth Equity Fund Advisor Class - 06-43F
GuideStone Funds International Equity Fund Advisor Class - 06-43G
Harbor Core Bond Ret Class - 06-6JR

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Subaccount
Hartford Climate Opps R6 Class - 06-3XH
JHancock Intl Growth R6 Class - 06-64P
JHancock MM LF Aggressive R6 Class - 06-4FG
JHancock MM LF Balanced R6 Class - 06-4FC
JHancock MM LF Growth R6 Class - 06-4FF
JHancock MM LF Moderate R6 Class - 06-4F9
John Hancock Balanced Fund R6 Class - 06-3TF
John Hancock ESG Core Bond Fund R6 Class - 06-3X7
John Hancock ESG International Equity Fund R6 Class - 06-3X6
John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4
JPMorgan Core Bond R6 Retirement Class - 06-6HY
JPMorgan Sm Cap Equity I Inst Class - 06-4MR
Lord Abbett Inc Fund R6 Class - 06-3WG
MFS Total Return Bond Fund R6 Class - 06-3TH
Northern U.S. Quality ESG Fund - 06-49V
Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468
PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF
PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG
PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM
PIMCO Intl Bond UnHdg Instl Class - 06-6FR
T Rowe Price Spec Mod Gr I Inst Class - 06-4MP
T. Rowe Price New America Growth Fund I Class - 06-3CY
Touchstone Large Cap Focused Fund Institutional Class - 06-3GK
UndscvrdMgrs Behavioral Val R6 Class - 06-4FX
USAA Nasdaq 100 Index Fund R6 Class - 06-4NV
Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3
Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K
Vanguard Short-Term Federal Fund Admiral Class - 06-3CR
Virtus Seix Total Return Bond Fund R6 Class - 06-3CX
Voya Interm Bond R6 Retirement Class - 06-4NR
Voya Small Cap Growth Inst Class - 06-6KM

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

Banded Accumulation Unit Values and Units Outstanding

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2. Summary of Significant Accounting Policies (continued)

Fair Value Measurements

The value of the investments is based on the closing Net Asset Value (“NAV”) per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account’s subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	Unadjusted quoted prices in active markets for identical assets.

Level 2 –	Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2023, in valuing the Variable Account’s subaccount investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 6,431,372,932	$ -	$ -	$ 6,431,372,932

It is the Variable Account’s policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2023, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

2.   Summary of Significant Accounting Policies (continued)

Taxes

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a “life insurance company” under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account’s Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

Reporting Periods

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3.   Account Charges

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant’s account, which may not exceed $75 per year. The charge is assessed every quarter on a participant’s account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2023 and 2022, were $7,217,426 and $6,259,032, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant’s account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant’s account has been in existence and ranges from 8% decreasing to 0%. The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 2023 and 2022, were $18,302 and $29,211, respectively.

Mortality and Expense Charges

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

Band	Annual Mortality and Expense Charge
Band 125	1.25%
Band 100	1.00%
Band 75	0.75%
Band 50	0.50%
Band 25	0.25%
Band 0	0.00%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2023 and 2022, were$69,969,539 and $68,075,834 respectively.

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2023, by each subaccount, are shown below. Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below

Fund Name	Purchases	Sales
AB Core Opportunities Fund R Class - 06-148	$22,551	$70,007
AB Discovery Growth Fund R Class - 06-144	214,946	213,060
AB Discovery Growth Fund Z Class - 06-GKC	125,784	170,998
AB Discovery Value Fund R Class - 06-149	19,594	334,401
AB Discovery Value Fund Z Class - 06-GKF	268,224	50,446
AB Global Bond Fund Z Class - 06-3GC	2,286	343
AB High Income Fund Advisor Class - 06-005	18,579	4,913
AB High Income Fund R Class - 06-006	10	21
AB International Value Fund R Class - 06-153	5,966	11,107
AB Large Cap Growth Fund Advisor Class - 06-3YR	1,065,074	409,775
AB Large Cap Growth Fund Z Class - 06-3FY	23,049,304	15,293,582
AB Small Cap Growth Fund R Class - 06-146	507,427	605,404
AB Small Cap Growth Portfolio Z Class - 06-GKG	2,753,374	3,081,893
AB Sustainable International Thematic Fund R Class - 06-147	11,286	3,164
AB Value Fund R Class - 06-151	77,711	77,499
Alger Balanced Portfolio I-2 Class - 06-505	97,721	181,353
Alger Capital Appreciation Fund Z Class - 06-CPH	81,957	661,550
Alger Capital Appreciation Institutional Fund I Class - 06-194	90,253	1,256,508
Alger Capital Appreciation Institutional Fund R Class - 06-196	387,851	1,356,978
Alger Capital Appreciation Institutional Fund Y Class - 06-3GX	2,224,690	2,251,102
Alger Capital Appreciation Portfolio I-2 Class - 06-510	1,616,825	20,824,757
Alger Large Cap Growth Portfolio I-2 Class - 06-500	1,041,963	4,214,569
Alger Small Cap Focus Fund Y Class - 06-3GY	63,041	265,326
Alger Small Cap Focus Fund Z Class - 06-3MP	13,789	15,143
Alger Small Cap Growth Institutional Fund I Class - 06-197	205,080	3,363,151
Alger Small Cap Growth Institutional Fund R Class - 06-198	4,150	10,341
Allspring Core Plus Bond R6 Retirement Class - 06-4YK	24,887	34,034
Allspring Spec Mid Cap Value R6 Class - 06-3J6	1,229,078	775,644
Allspring Spec Small Cap Value R6 Class - 06-3JF	829,630	538,499
American Beacon International Equity Fund R6 Class - 06-33Y	14,152	5,983
American Beacon Large Cap Value Fund Institutional Class - 06-46F	13,224	581,403
American Beacon Small Cap Value Fund Investor Class - 06-34F	189,194	4,524
American Beacon Small Cap Value Fund R6 Class - 06-34C	85,679	299,909
American Century One Choice 2025 Portfolio A Class - 06-403	907,440	2,189,711
American Century One Choice 2025 Portfolio Investor Class - 06-413	1,103,979	6,042,231
American Century One Choice 2025 Portfolio R6 Class - 06-CPT	6,511,441	4,716,030
American Century One Choice 2030 Portfolio A Class - 06-404	1,337,952	2,546,028
American Century One Choice 2030 Portfolio Investor Class - 06-414	1,075,422	8,633,396
American Century One Choice 2030 Portfolio R6 Class - 06-CPV	9,612,101	4,194,611
American Century One Choice 2035 Portfolio A Class - 06-406	1,400,862	2,475,965
American Century One Choice 2035 Portfolio Investor Class - 06-416	1,350,691	6,230,144
American Century One Choice 2035 Portfolio R6 Class - 06-CPW	7,027,207	4,040,342
American Century One Choice 2040 Portfolio A Class - 06-407	1,128,082	2,431,013
American Century One Choice 2040 Portfolio Investor Class - 06-417	1,028,595	5,104,052
American Century One Choice 2040 Portfolio R6 Class - 06-CPX	7,541,455	3,434,934
American Century One Choice 2045 Portfolio A Class - 06-408	1,346,819	2,278,065
American Century One Choice 2045 Portfolio Investor Class - 06-418	1,299,914	5,225,663
American Century One Choice 2045 Portfolio R6 Class - 06-CPY	7,931,673	3,137,163
American Century One Choice 2050 Portfolio A Class - 06-409	1,565,461	2,033,911
American Century One Choice 2050 Portfolio Investor Class - 06-419	1,221,382	3,931,736
American Century One Choice 2050 Portfolio R6 Class - 06-CRC	6,987,347	2,287,063
American Century One Choice 2055 Portfolio A Class - 06-437	916,835	966,007
American Century One Choice 2055 Portfolio Investor Class - 06-436	1,157,824	2,651,250
American Century One Choice 2055 Portfolio R6 Class - 06-CRF	5,008,559	1,677,609
American Century One Choice 2060 Portfolio A Class - 06-CKR	787,040	736,960
American Century One Choice 2060 Portfolio Investor Class - 06-CKT	939,587	2,102,822
American Century One Choice 2060 Portfolio R6 Class - 06-CRG	3,841,246	1,299,485
American Century One Choice In Retirement Portfolio A Class - 06-426	692,940	3,525,648
American Century One Choice In Retirement Portfolio Investor Class - 06-427	673,741	3,714,615
American Century One Choice In Retirement Portfolio R6 Class - 06-CRH	4,618,096	5,801,366
American Century Disc Core Value Fund Investor Class - 06-460	92,308	162,461
American Century Disciplined Growth Fund A Class - 06-697	1,571	292
American Century Disciplined Growth Fund Investor Class - 06-694	58,441	41,451
American Century Diversified Bond Fund A Class - 06-722	2,247	150,294
American Century Diversified Bond Fund Investor Class - 06-721	852	36

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Century Emerging Markets Fund A Class - 06-204	12,573	21,332
American Century Emerging Markets Fund Investor Class - 06-206	12,056	167,422
American Century Emerging Markets Fund R6 Class - 06-CPK	3,658,314	2,954,247
American Century Equity Growth Fund A Class - 06-175	123,463	586,494
American Century Equity Growth Fund Investor Class - 06-048	73,715	12,835
American Century Equity Income Fund A Class - 06-285	187,356	1,190,547
American Century Equity Income Fund Investor Class - 06-475	248,642	515,127
American Century Equity Income Fund R6 Class - 06-CPM	623,879	571,928
American Century Ginnie Mae A Class - 06-435	30,073	157,616
American Century Growth Fund A Class - 06-445	61,549	679,784
American Century Growth Fund R6 Class - 06-CPN	178,887	56,747
American Century Heritage Fund A Class - 06-290	97,300	768,247
American Century Heritage Fund Investor Class - 06-046	167,972	270,500
American Century Heritage Fund R6 Class - 06-CPP	65,232	212,212
American Century Inflation-Adjusted Bond Fund A Class - 06-185	154,475	324,989
American Century Inflation-Adjusted Bond Fund R6 Class - 06-3KW	497,177	431,516
American Century International Bond Investor Class - 06-422	-	1
American Century International Growth A Class - 06-325	24,630	74,902
American Century International Growth Investor Class - 06-420	116,139	119,143
American Century International Opp Fund Investor Class - 06-3VG	3,977	482
American Century International Opportunities Fund A Class - 06-3VH	4,136	15,695
American Century Large Company Value A Class - 06-355	66,495	105,878
American Century Mid Cap Value Fund A Class - 06-395	221,629	658,227
American Century Mid Cap Value Fund Investor Class - 06-396	584,832	2,939,244
American Century Mid Cap Value Fund R6 Class - 06-CRJ	12,152,141	11,852,530
American Century One Chc Blnd 2020 R6 Class - 06-66W	13,766	7,280
American Century One Chc Blnd 2025 R6 Class - 06-66X	63,665	893
American Century One Chc Blnd 2030 R6 Class - 06-66Y	26,882	417
American Century One Chc Blnd 2035 R6 Class - 06-67C	50,634	32,505
American Century One Chc Blnd 2040 R6 Class - 06-67F	201,229	2,795
American Century One Chc Blnd 2045 R6 Class - 06-67G	256,935	9,328
American Century One Chc Blnd 2050 R6 Class - 06-67H	34,207	2,994
American Century One Chc Blnd 2060 R6 Class - 06-67K	4,660	64
American Century One Chc Blnd 2065 R6 Class - 06-67M	3,622	49
American Century One Choice 2065 A Class - 06-63T	155,327	43,713
American Century One Choice 2065 Inv Class - 06-63N	247,976	153,309
American Century One Choice 2065 R6 Class - 06-63X	772,936	230,274
American Century Real Estate Fund A Class - 06-380	36,209	90,755
American Century Real Estate Fund Investor Class - 06-269	30,466	70,431
American Century Real Estate Fund R6 Class - 06-CRK	134,051	65,979
American Century Select A Class - 06-240	106,018	6,667
American Century Select Investor Class - 06-440	4,143	80,212
American Century Small Cap Growth A Class - 06-200	1,242,837	600,895
American Century Small Cap Growth R6 Class - 06-6C7	395,275	122,628
American Century Small Cap Value Fund A Class - 06-390	331,298	209,624
American Century Small Cap Value Fund Investor Class - 06-470	258,465	892,921
American Century Small Cap Value Fund R6 Class - 06-CRM	4,387,637	4,456,893
American Century Small Company A Class - 06-385	669	448
American Century Strategic Allocation: Aggressive Fund A Class - 06-400	542,332	828,723
American Century Strategic Allocation: Aggressive Fund Investor Class - 06-480	673,321	996,526
American Century Strategic Allocation: Aggressive Fund R6 Class - 06-CRN	235,003	160,767
American Century Strategic Allocation: Conservative Fund A Class - 06-405	208,506	343,163
American Century Strategic Allocation: Conservative Fund Investor Cl - 06-485	173,322	233,249
American Century Strategic Allocation: Conservative Fund R6 Class - 06-CRP	51,125	83,538
American Century Strategic Allocation: Moderate Fund A Class - 06-415	625,938	1,324,282
American Century Strategic Allocation: Moderate Fund Investor Class - 06-490	1,212,243	1,331,268
American Century Strategic Allocation: Moderate Fund R6 Class - 06-CRR	185,496	57,037
American Century Ultra Fund A Class - 06-430	1,002,101	356,047

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Century Ultra Fund Investor Class - 06-450	391,539	357,077
American Century Ultra Fund R6 Class - 06-CRT	2,864,717	2,795,664
American Century VP Capital Appreciation Fund I Class - 06-410	295,742	1,429,458
American Funds 2010 Target Date Retirement Fund R3 Class - 06-957	142,946	369,757
American Funds 2010 Target Date Retirement Fund R4 Class - 06-958	421,460	231,846
American Funds 2010 Target Date Retirement Fund R6 Class - 06-CRV	1,025,555	1,751,983
American Funds 2015 Target Date Retirement Fund R3 Class - 06-959	460,333	343,475
American Funds 2015 Target Date Retirement Fund R4 Class - 06-969	138,051	271,036
American Funds 2015 Target Date Retirement Fund R6 Class - 06-CRW	1,347,239	3,143,530
American Funds 2020 Target Date Retirement Fund R3 Class - 06-971	1,119,721	1,991,812
American Funds 2020 Target Date Retirement Fund R4 Class - 06-972	328,166	406,652
American Funds 2020 Target Date Retirement Fund R6 Class - 06-CRX	6,158,794	6,879,904
American Funds 2025 Target Date Retirement Fund R3 Class - 06-973	2,309,570	1,498,213
American Funds 2025 Target Date Retirement Fund R4 Class - 06-974	2,307,010	2,374,703
American Funds 2025 Target Date Retirement Fund R6 Class - 06-CRY	12,623,903	12,905,830
American Funds 2030 Target Date Retirement Fund R3 Class - 06-976	2,925,283	769,465
American Funds 2030 Target Date Retirement Fund R4 Class - 06-977	2,164,183	2,490,752
American Funds 2030 Target Date Retirement Fund R6 Class - 06-CTC	14,302,222	9,148,738
American Funds 2035 Target Date Retirement Fund R3 Class - 06-978	2,124,337	1,049,309
American Funds 2035 Target Date Retirement Fund R4 Class - 06-979	3,034,748	2,927,117
American Funds 2035 Target Date Retirement Fund R6 Class - 06-CTF	13,049,254	8,091,357
American Funds 2040 Target Date Retirement Fund R3 Class - 06-981	2,553,744	930,085
American Funds 2040 Target Date Retirement Fund R4 Class - 06-982	2,594,289	2,109,712
American Funds 2040 Target Date Retirement Fund R6 Class - 06-CTG	13,932,877	7,973,637
American Funds 2045 Target Date Retirement Fund R3 Class - 06-983	2,711,458	987,050
American Funds 2045 Target Date Retirement Fund R4 Class - 06-984	2,185,980	1,273,321
American Funds 2045 Target Date Retirement Fund R6 Class - 06-CTH	12,402,725	7,002,534
American Funds 2050 Target Date Retirement Fund R3 Class - 06-996	2,213,106	764,686
American Funds 2050 Target Date Retirement Fund R4 Class - 06-997	2,386,673	1,493,354
American Funds 2050 Target Date Retirement Fund R6 Class - 06-CTJ	13,463,357	6,786,570
American Funds 2055 Target Date Retirement Fund R3 Class - 06-998	1,628,926	861,476
American Funds 2055 Target Date Retirement Fund R4 Class - 06-999	1,897,714	670,890
American Funds 2055 Target Date Retirement Fund R6 Class - 06-CTK	10,780,768	5,421,668
American Funds 2060 Target Date Retirement Fund R3 Class - 06-CGC	1,688,301	567,212
American Funds 2060 Target Date Retirement Fund R4 Class - 06-CGF	1,700,739	626,293
American Funds 2060 Target Date Retirement Fund R6 Class - 06-CTM	5,871,016	2,546,045
American Funds 2065 Target Date Retirement Fund R Class - 06-4PY	432,364	114,136
American Funds 2065 Target Date Retirement Fund R Class - 06-4R3	511,709	76,252
American Funds 2065 Target Date Retirement Fund R Class - 06-4R4	1,786,018	732,555
American Funds AMCAP Fund R3 Class - 06-182	149,289	550,601
American Funds AMCAP Fund R4 Class - 06-207	261,174	606,015
American Funds AMCAP Fund R6 Class - 06-CTN	178,779	665,765
American Funds American Balanced Fund R3 Class - 06-447	1,675,204	1,465,343
American Funds American Balanced Fund R4 Class - 06-446	2,310,618	4,161,419
American Funds American Balanced Fund R6 Class - 06-CTP	12,858,259	16,689,703
American Funds American High Income Trust R3 Class - 06-184	119,753	346,432
American Funds American High Income Trust R4 Class - 06-208	71,675	162,483
American Funds American High-Income Trust R6 Class - 06-3MC	697,909	345,604
American Funds American Mutual Fund R4 Class - 06-3MK	120,041	536,304
American Funds American Mutual Fund R6 Class - 06-3M3	1,590,025	718,799
American Funds Capital Income Builder R4 Class - 06-3MM	40	-
American Funds Capital Income Builder R6 Class - 06-3M6	92,330	6,600
American Funds Capital World Bond Fund R6 Class - 06-GFN	506,088	377,676
American Funds Capital World Growth and Income Fund R3 Class - 06-183	293,689	496,398
American Funds Capital World Growth and Income Fund R4 Class - 06-211	1,371,988	4,676,893
American Funds Capital World Growth and Income Fund R6 Class - 06-CTR	4,207,253	4,448,247
American Funds EuroPacific Growth Fund R3 Class - 06-181	727,967	1,445,809
American Funds EuroPacific Growth Fund R4 Class - 06-212	1,495,871	4,890,301
American Funds EuroPacific Growth Fund R5 Class - 06-296	10,960	7,178
American Funds EuroPacific Growth Fund R6 Class - 06-CTT	11,157,776	21,691,056

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
American Funds Fundamental Investors R3 Class - 06-213	495,114	964,672
American Funds Fundamental Investors R4 Class - 06-214	349,464	1,518,889
American Funds Fundamental Investors R6 Class - 06-CTV	2,031,360	3,707,453
American Funds Global Balanced Fund R6 Class - 06-3M9	1,970,686	1,871,226
American Funds Inflation Linked Bond Fund R6 Class - 06-3G9	354,957	131,448
American Funds Intermediate Bond Fund of America R3 Class - 06-186	22,550	67,548
American Funds Intermediate Bond Fund of America R4 Class - 06-209	121,897	115,508
American Funds Intermediate Bond Fund of America R6 Class - 06-GKH	61,139	77,105
American Funds Intl Growth and Income Fund R6 Class - 06-3M4	2,451,624	2,215,367
American Funds Investment Company of America R6 Class - 06-3GH	27,555	8,424
American Funds New Perspective Fund R3 Class - 06-502	389,530	399,699
American Funds New Perspective Fund R4 Class - 06-503	1,339,751	2,095,794
American Funds New Perspective Fund R6 Class - 06-CTW	6,829,797	5,854,734
American Funds New World Fund R3 Class - 06-691	170,533	111,355
American Funds New World Fund R4 Class - 06-689	626,921	573,569
American Funds New World Fund R6 Class - 06-CTX	13,417,029	11,122,564
American Funds SMALLCAP World Fund R3 Class - 06-333	210,986	114,595
American Funds SMALLCAP World Fund R4 Class - 06-332	115,392	322,733
American Funds SMALLCAP World Fund R6 Class - 06-CTY	570,714	450,899
American Funds The Bond Fund of America R6 Class - 06-39V	14,053,688	9,683,558
American Funds The Growth Fund of America R3 Class - 06-179	1,159,805	2,683,393
American Funds The Growth Fund of America R4 Class - 06-216	1,660,665	4,417,694
American Funds The Growth Fund of America R6 Class - 06-CVC	6,604,778	14,853,944
American Funds The Income Fund of America R4 Class - 06-3MN	23,250	19,286
American Funds The Income Fund of America R6 Class - 06-3M7	174,358	255,798
American Funds The New Economy Fund R6 Class - 06-3KY	7,633	1,279
American Funds U.S. Government Securities Fund R6 Class - 06-3TK	190,360	22,948
American Funds Washington Mutual Investors Fund R3 Class - 06-449	335,117	571,792
American Funds Washington Mutual Investors Fund R4 Class - 06-448	671,025	3,141,203
American Funds Washington Mutual Investors Fund R6 Class - 06-CVF	5,422,460	9,518,413
AMG GW&K Small Mid Cap Inst Class - 06-4TG	45	139
AMG Renaissance Large Cap Growth Fund N Class - 06-FXW	47,351	89,043
AQR Large Cap Multi-Style Fund N Class - 06-CCC	-	15,967
AQR Small Cap Multi-Style Fund N Class - 06-CCF	74	153
Ariel Appreciation Fund Investor Class - 06-335	10,856	4,833
Ariel Fund Investor Class - 06-330	14,577	8,010
Ave Maria Growth Fund - 06-082	58,602	14,144
Ave Maria Rising Dividend Fund - 06-084	85,280	4,837
Ave Maria Value Fund - 06-081	13,442	3,763
Ave Maria World Equity Fund - 06-085	8,073	1,495
Baird Aggregate Bond Inst Class - 06-4TP	86,970	9,027
Baird Core Plus Bond Inst Class - 06-4RC	2,191,363	2,312,780
Baird Short-Term Bond Inst Class - 06-4XC	17,598	182
Baron Emerging Markets Fund R6 Class - 06-3J9	18,833	33,747
BlackRock Advg Small Cap Gr K Class - 06-46J	52	8
BlackRock Advisor Small Cap Core K Retirement Class - 06-4YM	102,077	87,994
BlackRock Advisor Small Cap Growth Equity Portfolio Institutional Cl - 06-529	50,225	66,255
BlackRock Equity Dividend Fund Institutional Class - 06-587	638,932	457,837
BlackRock Equity Dividend Fund K Class - 06-FRW	539,386	468,933
BlackRock Global Allocation Fund Institutional Class - 06-528	68,389	299,414
BlackRock Global Allocation Fund K Class - 06-FRX	716,453	426,943
BlackRock Global Allocation Fund R Class - 06-527	480,966	446,940
BlackRock GNMA Inv A Class - 06-4WH	35,794	135,061
BlackRock Health Sciences Opportunities Portfolio Institutional Class - 06-CGM	40,269	82,302
BlackRock Health Sciences Opportunities Portfolio K Class - 06-CVJ	408,004	584,393
BlackRock Health Sciences Opportunities Portfolio R Class - 06-CGN	35,014	55,338
BlackRock High Yield Bond Portfolio K Class - 06-33K	5,088,843	4,495,657
BlackRock High Yield Bond Portfolio R Class - 06-CHR	72,514	7,430
BlackRock High Yield Bond Portfolio Service Class - 06-CHP	3,788	1,456

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
BlackRock Inflation Protected Bond Fund K Class - 06-3N3	128,226	8,564
BlackRock LifePath Index 2025 Fund K Class - 06-CVM	2,275,989	1,213,851
BlackRock LifePath Index 2030 Fund K Class - 06-CVN	2,312,217	981,368
BlackRock LifePath Index 2035 Fund K Class - 06-CVP	1,579,879	379,171
BlackRock LifePath Index 2040 Fund K Class - 06-CVR	2,326,490	699,565
BlackRock LifePath Index 2045 Fund K Class - 06-CVT	989,994	148,709
BlackRock LifePath Index 2050 Fund K Class - 06-CVV	1,596,928	738,523
BlackRock LifePath Index 2055 Fund K Class - 06-CVW	1,220,527	372,049
BlackRock LifePath Index 2060 Fund K Class - 06-CVX	812,324	231,594
BlackRock LifePath Index 2065 Fund Retirement Class - 06-4H3	271,831	48,105
BlackRock LifePath Index Retirement Fund K Class - 06-CVY	228,957	144,613
BlackRock Mid-Cap Growth Equity Portfolio Fund Institutional Class - 06-GHG	1,148,287	911,542
BlackRock Mid-Cap Growth Equity Portfolio Fund K Class - 06-GHH	5,052,277	3,089,432
BlackRock Mid-Cap Growth Equity Portfolio Fund R Class - 06-GHJ	303,391	215,776
BlackRock Strategic Global Bond Fund R Class - 06-4PX	394,024	70,218
BlackRock Strategic Income Opportunities Portfolio A Class - 06-FTG	9,258	44,407
BlackRock Strategic Income Opportunities Portfolio K Class - 06-FTH	3,554,175	2,695,250
BlackRock Total Return Fund A Class - 06-093	7,462	7,556
BlackRock Total Return Fund K Class - 06-CWC	1,018,682	1,024,544
BlackRock Total Return Fund R Class - 06-901	14,365	15,338
BNY Mellon Bond Market Index I Class - 06-47M	11,882	574
BNY Mellon Natural Resources Fund I Class - 06-CCY	40,423	298,725
BNY Mellon Natural Resources Fund Y Class - 06-39Y	286,718	271,452
Boston Trust SMID Cap Other Class - 06-6KT	10,304	19
Brandywine Global Corp Credit Y Inst Class - 06-4PC	4,962	26
BrandywineGLOBAL - Global Opportunities Bond Fund FI Class - 06-709	1,124,399	106,947
BrandywineGLOBAL - Global Opportunities Bond Fund IS Class - 06-3G3	5,418	609
BrandywineGLOBAL - Global Opportunities Bond Fund R Class - 06-714	6,937	4,625
Calamos Market Neutral Income R6 Class - 06-66R	3,772,152	3,086,036
Calvert Balanced R6 Class - 06-4FJ	24,606	275
Calvert Equity Portfolio A Class - 06-345	391,490	754,786
Calvert Income Fund A Class - 06-340	87,865	132,604
Calvert Small Cap Fund A Class - 06-516	208,097	130,389
Calvert Small Cap R6 Class - 06-4FN	8,968	9,470
Calvert US Large Cap Core Responsible Index Fund R6 Class - 06-3FX	148,188	76,119
Calvert VP SRI Mid Cap Growth Portfolio - 06-520	261,001	984,946
Carillon Eagle MidCap Gr R6 R Class - 06-6NJ	122,206	587
ClearBridge Appreciation Fund FI Class - 06-712	114,329	34,084
ClearBridge Appreciation Fund IS Class - 06-3G6	839,491	985,778
ClearBridge Appreciation Fund R Class - 06-717	6,391	8,551
ClearBridge International Growth Fund IS Class - 06-3XJ	1,069,078	454,771
ClearBridge Large Cap Growth Fund A Class - 06-GJV	8,885	6,245
ClearBridge Large Cap Growth Fund IS Class - 06-GJW	418,418	816,182
ClearBridge Large Cap Growth Fund R Class - 06-GJX	13,545	8,554
ClearBridge Mid Cap I Class - 06-47N	3,185,604	2,647,058
ClearBridge Sm Cap Gr Inst Class - 06-64M	202,356	3,349
ClearBridge Sustainability Leaders Fund IS Class - 06-3XF	280,638	173,351
Cohen & Steers Real Estate Securities Fund, Inc. Z Class - 06-3KT	413,783	262,549
Cohen & Steers Realty Shares Fund - 06-3KV	308,399	1,268,381
Columbia Acorn International Fund A Class - 06-693	4,332	2,917
Columbia Acorn International Fund Advisor Class - 06-863	1,032	2,991
Columbia Acorn International Fund Institutional 3 Class - 06-CWF	9,249	961
Columbia Capital Alloc Mod Agrsv Inst Class - 06-66M	16,082	387,161
Columbia Capital Allocation Agrsv Inst Class - 06-66P	666,384	1,278,871
Columbia Capital Allocation Cnsrv A Class - 06-66C	78	652
Columbia Capital Allocation Cnsrv Inst Class - 06-66F	6,288	5,434
Columbia Capital Allocation Mod Inst Class - 06-66J	100,971	161,150
Columbia Contrarian Core Fund A Class - 06-902	6,471	12,262
Columbia Contrarian Core Fund Advisor Class - 06-095	52,661	1,344
Columbia Contrarian Core Institutional 3 Class - 06-46K	1,370,594	1,116,226

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Columbia Dividend Income Fund A Class - 06-903	122,032	59,947
Columbia Dividend Income Fund Advisor Class - 06-096	578,657	596,952
Columbia Dividend Income I3 Class - 06-4FK	6,337,461	8,010,277
Columbia Emerging Markets Bond Fund A Class - 06-438	4,015	1,428
Columbia Emerging Markets Bond Fund Institutional 3 Class - 06-CWG	131,017	91,752
Columbia Intg Large Cap Growth Inst A Class - 06-67P	42,503	65,414
Columbia Intg Large Cap Growth Institutional 3 Class - 06-67R	73,238	6,661
Columbia Intg Small Cap Growth A Class - 06-67T	5,731	67,376
Columbia Mid Cap Growth A Class - 06-64V	81,764	2,903
Columbia Mid Cap Index Fund A Class - 06-334	2,171,710	2,549,615
Columbia Overseas Value Fund A Class - 06-FTM	8,613	8,266
Columbia Overseas Value Fund Advisor Class - 06-FTN	592,652	509,364
Columbia Overseas Value Fund Institutional 3 Class - 06-FTP	4,497,539	4,552,927
Columbia Quality Income Fund A Class - 06-914	1,813	63
Columbia Quality Income Fund Advisor Class - 06-947	7,471	16,968
Columbia Quality Income Fund Institutional 3 Class - 06-FTT	113,688	59,166
Columbia Select Glbl Equity Advisor Class - 06-4NM	293	1
Columbia Select Large Cap Value Fund A Class - 06-912	155,272	66,176
Columbia Select Large Cap Value Fund Advisor Class - 06-099	14,436	2,838
Columbia Select Large Gr Institutional 3 Class - 06-4GF	509,609	40,136
Columbia Select Large Val Institutional 3 Class - 06-4GG	397	14
Columbia Select Mid Cap Value Fund A Class - 06-911	62,342	136,960
Columbia Select Mid Cap Value Fund Advisor Class - 06-098	616,737	357,746
Columbia Select Mid Cap Value Inst Class - 06-64W	81,336	123,348
Columbia Select Small Cap Value Fund A Class - 06-913	22,622	104,992
Columbia Select Small Cap Value Fund Advisor Class - 06-946	55,459	675
Columbia Seligman Tech and Information Fund A Class - 06-441	656,733	612,901
Columbia Seligman Tech and Information Fund Advisor Class - 06-869	70,920	66,598
Columbia Seligman Tech and Information Fund Inst 3 Class - 06-FTR	670,348	338,299
Columbia Seligman Tech and Information Fund Institutional Cl - 06-443	25,527	35,318
Columbia Small Cap Index Fund A Class - 06-336	1,619,499	2,341,555
Columbia Small Cap Value II A Class - 06-64X	85,220	14,146
Columbia SmCap Value I Inst Class - 06-4YY	34,701	188,690
Columbia Total Return Bond A Class - 06-64Y	41,299	30,100
Columbia Total Return Bond Adv Class - 06-67N	129,827	17,576
CRM Mid Cap Value Investor Class - 06-551	3,821	5,630
Crossmark Steward Global Equity Income Fund A Class - 06-029	14,156	19,457
Crossmark Steward Large Cap Enhanced Index Fund A Class - 06-030	300	2,932
Crossmark Steward Small-Mid Cap Enhanced Index Fund A Class - 06-031	41,768	22,507
Delaware Emerging Markets Fund R6 Class - 06-3YK	6,624	504
Delaware Ivy Asset Strategy Fund R Class - 06-007	435	94,843
Delaware Ivy Balanced Fund R Class - 06-009	17,252	12,624
Delaware Ivy Emerging Markets Equity Fund N Class - 06-3XY	4,774	146
Delaware Ivy Energy Fund Y Class - 06-CGR	815	435
Delaware Ivy High Income Fund N Class - 06-GMF	132,268	120,470
Delaware Ivy High Income Fund R Class - 06-011	12,069	5,156
Delaware Ivy High Income Fund Y Class - 06-012	85,183	85,453
Delaware Ivy Mid Cap Growth Fund N Class - 06-3VY	589,249	70,227
Delaware Ivy Small Cap Core Fund N Class - 06-FNR	28,927	115,413
Delaware Ivy Small Cap Core Fund R Class - 06-FPP	28,116	35,699
Delaware Ivy Small Cap Core Fund Y Class - 06-FPF	4,599	8,673
Delaware Small Cap Core Fund R6 Class - 06-3GP	1,041,123	938,229
Delaware Small Cap Value Fund R6 Class - 06-3CN	226,763	343,146
DFA Commodity Strategy Portfolio Institutional Class - 06-GKJ	216,561	548,297
DFA Emerging Markets Core Equity Portfolio Institutional Class - 06-3F9	100,467	7,205
DFA Emerging Markets Portfolio Institutional Class - 06-CWJ	637,175	242,361
DFA Emerging Markets Sustainability Core 1 Portfolio Institutional Cl - 06-3CV	72,601	10,660
DFA Emerging Markets Value Inst Class - 06-6MG	73,715	547
DFA Five-Year Global Fixed Income Portfolio Institutional Class - 06-3C4	57,959	8,034
DFA Global Allocation 60-40 Portfolio Institutional Class - 06-CWM	320,990	113,569

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
DFA Global Equity Portfolio Institutional Class - 06-CWN	1,500,539	534,549
DFA Global Real Estate Securities Portfolio - 06-3CW	725,643	237,675
DFA Inflation-Protected Securities Portfolio Institutional Class - 06-GKK	401,698	796,519
DFA Interm Gov Fixed Inc Institutional Class - 06-4FV	397	85
DFA International Core Equity Portfolio Institutional Class - 06-CWP	610,740	600,587
DFA International Small Company Portfolio Institutional Class - 06-CWR	85,221	57,334
DFA International Sustainability Core 1 Portfolio - 06-3C7	510,888	201,814
DFA International Value Inst Class - 06-6MH	105,603	18,318
DFA Investment Grade Portfolio Institutional Class - 06-CWT	186,172	55,139
DFA Large Cap International Inst Class - 06-6HT	50,195	23,212
DFA Real Estate Securities Portfolio Institutional Class - 06-CWV	1,648,770	1,186,987
DFA U.S. Large Cap Growth Portfolio Institutional Class - 06-CWW	379,176	697,756
DFA U.S. Large Cap Value Portfolio Institutional Class - 06-3C3	827,067	429,908
DFA U.S. Large Company Portfolio - 06-CWX	521,777	566,901
DFA U.S. Micro Cap Portfolio Institutional Class - 06-3YM	1,896	10
DFA U.S. Small Cap Portfolio Institutional Class - 06-GFK	2,376,727	3,014,260
DFA U.S. Sustainability Core 1 Portfolio - 06-3C6	275,097	50,878
DFA U.S. Targeted Value Portfolio Institutional Class - 06-CXC	8,158,043	3,320,369
DFA US Core Equity 1I Inst Class - 06-4NF	221,578	16,084
DFA US Small Cap Value I Inst Class - 06-4NC	454,458	158,568
DFA World Ex U.S. Government Fixed Income Portfolio Institutional Cl - 06-CXF	399,455	888,060
Dodge & Cox Stock X Other Class - 06-6MT	1,213,855	38,412
DWS CROCI U.S. Fund A Class - 06-FNF	1	481
DWS CROCI U.S. Fund S Class - 06-FNG	105	-
DWS Emerging Markets Equity Fund A Class - 06-3VN	25,483	25,090
DWS Emerging Markets Equity Fund R6 Class - 06-3VJ	870,464	870,267
DWS GNMA Fund A Class - 06-FPY	2	33
DWS GNMA Fund S Class - 06-FRC	65,042	103,934
DWS Mid Cap Value Fund A Class - 06-622	2	44,105
DWS Mid Cap Value Fund S Class - 06-632	1,042	281
DWS RREEF Real Assets Fund A Class - 06-621	4,447	23,393
DWS RREEF Real Assets Fund S Class - 06-631	39	455
DWS RREEF Real Estate Securities Fund A Class - 06-613	145,427	131,872
DWS RREEF Real Estate Securities Fund R6 Class - 06-CWH	9,495,912	8,948,651
DWS RREEF Real Estate Securities Fund S Class - 06-617	379,470	541,977
DWS Small Cap Core Fund A Class - 06-GGK	7,006	82,843
DWS Small Cap Core Fund S Class - 06-GGM	230,085	13,206
Federated Herm Total Return Bond R6 Class - 06-6GY	3,439,679	1,396,425
Federated High Yield Trust Institutional Class - 06-788	102,699	148,589
Federated High Yield Trust R6 Class - 06-GKM	6,157,064	6,248,964
Federated High Yield Trust Service Class - 06-918	7,963	987
Federated Institutional High Yield Bond Fund R6 Class - 06-3GV	102,616	16,542
Federated International Equity Fund A Class - 06-CHH	78,416	84,664
Federated International Equity Fund IS Class - 06-CHJ	245,074	365,718
Federated International Leaders Fund A Class - 06-065	58,778	129,664
Federated International Leaders Fund Institutional Class - 06-049	27,746	18,966
Federated International Leaders Fund R6 Class - 06-GKN	61,251	14,752
Federated Kaufmann Large Cap Fund A Class - 06-066	49,339	19,723
Federated Kaufmann Large Cap Fund Institutional Class - 06-050	41,985	133,687
Federated Kaufmann Large Cap Fund R6 Class - 06-CXG	1,790	97,363
Federated MDT All Cap Core Fund A Class - 06-067	5,079	21,055
Federated MDT All Cap Core Fund Institutional Class - 06-051	30,406	17,606
Federated MDT Small Cap Core Fund R6 Class - 06-3MG	51,829	59,768
Federated MDT Small Cap Growth Fund A Class - 06-FTW	384	314
Federated MDT Small Cap Growth Fund Institutional Class - 06-FTV	1,578	868
Federated MDT Small Cap Growth Fund R6 Class - 06-FTX	26,269	36,327
Federated MDT SmallCap Core A Class - 06-4FR	45,841	116,623
Federated MDT SmallCap Core Institutional Class - 06-4FT	9,189	1,111
Fidelity 500 Index Fund - 06-3HR	77,670,311	54,559,139
Fidelity Adv Frdm Blnd 2065 Z6 Inst Class - 06-64C	43,967	6,960

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Adv Freedom 2065 I Inst Class - 06-63P	35,159	3,251
Fidelity Adv Freedom 2065 M M Class - 06-63V	12,216	1,592
Fidelity Adv Freedom 2065 Z6 Inst Class - 06-63Y	1,244	5
Fidelity Adv Growth Opps Z Inst Class - 06-4RH	291,837	1,158,752
Fidelity Adv Intl RealEstate Z Class - 06-4G4	180	91
Fidelity Adv Intl Small Cap Z Inst Class - 06-4XH	59,285	39,252
Fidelity Adv Small Cap Value Z Inst Class - 06-4TT	1,178,786	321,508
Fidelity Adv Technology Z Inst Class - 06-4N4	202,546	42,969
Fidelity Advisor Balanced Fund I Class - 06-FTY	27,785	28,314
Fidelity Advisor Balanced Fund Z Class - 06-FVF	152,477	70,575
Fidelity Advisor Diversified International Fund M Class - 06-280	167,947	135,884
Fidelity Advisor Diversified International Fund Z Class - 06-FVG	38,278	61,555
Fidelity Advisor Diversified Stock Fund Institutional Class - 06-028	5,685	722
Fidelity Advisor Diversified Stock Fund M Class - 06-045	2,347	19,788
Fidelity Advisor Diversified Stock Fund Z Class - 06-FVH	150,203	1,733
Fidelity Advisor Dividend Growth Fund M Class - 06-255	29,413	155,005
Fidelity Advisor Energy Fund I Class - 06-34W	51,390	171,128
Fidelity Advisor Energy Fund M Class - 06-34X	92,803	487,242
Fidelity Advisor Equity Growth Fund M Class - 06-120	1,326,217	391,465
Fidelity Advisor Equity Income Fund M Class - 06-260	174,101	73,025
Fidelity Advisor Freedom 2005 Fund Z6 Class - 06-GHK	281	5
Fidelity Advisor Freedom 2010 Fund I Class - 06-CCH	4,405	1,410
Fidelity Advisor Freedom 2010 Fund M Class - 06-195	8,253	230,684
Fidelity Advisor Freedom 2010 Fund Z6 Class - 06-GHM	125,004	103,949
Fidelity Advisor Freedom 2015 Fund I Class - 06-CCJ	15,019	10,240
Fidelity Advisor Freedom 2015 Fund M Class - 06-101	7,581	139,964
Fidelity Advisor Freedom 2015 Fund Z6 Class - 06-GHN	150,721	3,165
Fidelity Advisor Freedom 2020 Fund I Class - 06-CCK	11,861	47,055
Fidelity Advisor Freedom 2020 Fund M Class - 06-102	19,670	989,988
Fidelity Advisor Freedom 2020 Fund Z6 Class - 06-GHP	489,424	125,251
Fidelity Advisor Freedom 2025 Fund I Class - 06-CCM	99,880	139,335
Fidelity Advisor Freedom 2025 Fund M Class - 06-103	114,846	506,242
Fidelity Advisor Freedom 2025 Fund Z6 Class - 06-GHR	188,590	217,757
Fidelity Advisor Freedom 2030 Fund I Class - 06-CCN	161,646	124,603
Fidelity Advisor Freedom 2030 Fund M Class - 06-106	155,252	1,257,144
Fidelity Advisor Freedom 2030 Fund Z6 Class - 06-GHT	601,181	178,398
Fidelity Advisor Freedom 2035 Fund I Class - 06-CCP	206,130	174,369
Fidelity Advisor Freedom 2035 Fund M Class - 06-107	134,389	472,235
Fidelity Advisor Freedom 2035 Fund Z6 Class - 06-GHV	415,112	99,548
Fidelity Advisor Freedom 2040 Fund I Class - 06-CCR	315,941	108,124
Fidelity Advisor Freedom 2040 Fund M Class - 06-108	107,443	1,265,895
Fidelity Advisor Freedom 2040 Fund Z6 Class - 06-GHW	733,203	254,648
Fidelity Advisor Freedom 2045 Fund I Class - 06-CCT	185,873	36,782
Fidelity Advisor Freedom 2045 Fund M Class - 06-284	69,568	355,601
Fidelity Advisor Freedom 2045 Fund Z6 Class - 06-GHX	303,986	75,390
Fidelity Advisor Freedom 2050 Fund I Class - 06-CCV	142,063	223,083
Fidelity Advisor Freedom 2050 Fund M Class - 06-286	74,452	379,429
Fidelity Advisor Freedom 2050 Fund Z6 Class - 06-GHY	175,465	155,802
Fidelity Advisor Freedom 2055 Fund I Class - 06-CCW	283,507	152,971
Fidelity Advisor Freedom 2055 Fund M Class - 06-394	66,765	264,112
Fidelity Advisor Freedom 2055 Fund Z6 Class - 06-GJC	298,340	84,258
Fidelity Advisor Freedom 2060 Fund I Class - 06-CCX	70,201	9,459
Fidelity Advisor Freedom 2060 Fund M Class - 06-CHG	8,132	4,608
Fidelity Advisor Freedom 2060 Fund Z6 Class - 06-GJF	40,261	1,209
Fidelity Advisor Freedom Income Fund I Class - 06-CCG	3,274	604
Fidelity Advisor Freedom Income Fund M Class - 06-111	142	78,641
Fidelity Advisor Freedom Income Fund Z6 Class - 06-GJG	1,497	14
Fidelity Advisor Freedom® Blend 2015 Fund Z6 Class - 06-46H	199,610	204,710
Fidelity Advisor Freedom® Blend 2020 Fund Z6 Class - 06-43N	335,471	42,933
Fidelity Advisor Freedom® Blend 2025 Fund Z6 Class - 06-43P	483,201	311,150

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Advisor Freedom® Blend 2030 Fund Z6 Class - 06-43R	702,766	80,410
Fidelity Advisor Freedom® Blend 2035 Fund Z6 Class - 06-43T	330,644	186,516
Fidelity Advisor Freedom® Blend 2040 Fund Z6 Class - 06-43V	276,710	55,324
Fidelity Advisor Freedom® Blend 2045 Fund Z6 Class - 06-43W	138,233	35,601
Fidelity Advisor Freedom® Blend 2050 Fund Z6 Class - 06-43X	321,162	85,142
Fidelity Advisor Freedom® Blend 2055 Fund Z6 Class - 06-43Y	210,121	64,372
Fidelity Advisor Freedom® Blend 2060 Fund Z6 Class - 06-44C	180,178	37,796
Fidelity Advisor Freedom® Blend Income Fund Z6 Class - 06-44F	2,802	1,330
Fidelity Advisor Growth & Income Fund M Class - 06-265	73,265	249,640
Fidelity Advisor Growth Opportunities Fund M Class - 06-125	358,973	360,795
Fidelity Advisor International Capital Appreciation Fund M Class - 06-155	555,002	344,928
Fidelity Advisor International Capital Appreciation Fund Z Class - 06-FVJ	803,840	760,649
Fidelity Advisor Leveraged Company Stock Fund A Class - 06-232	16,846	77,190
Fidelity Advisor Leveraged Company Stock Fund M Class - 06-233	95,449	245,557
Fidelity Advisor New Insights Fund A Class - 06-295	39,738	4,473
Fidelity Advisor New Insights Fund M Class - 06-166	32,203	453,132
Fidelity Advisor Real Estate Fund I Class - 06-047	6,453	75,870
Fidelity Advisor Real Estate Fund M Class - 06-391	7,491	600
Fidelity Advisor Small Cap Fund A Class - 06-393	1,631	464
Fidelity Advisor Small Cap Fund M Class - 06-275	266,528	495,112
Fidelity Advisor Stock Selector All Cap Fund M Class - 06-841	563	13,703
Fidelity Advisor Stock Selector Mid Cap Fund M Class - 06-270	43,690	25,307
Fidelity Advisor Strategic Dividend & Income Fund I Class - 06-026	8,938	24,775
Fidelity Advisor Strategic Dividend & Income Fund M Class - 06-043	82,152	3
Fidelity Advisor Strategic Income Fund A Class - 06-110	116,095	22,644
Fidelity Advisor Total Bond Fund I Class - 06-027	3,472,772	2,857,530
Fidelity Advisor Total Bond Fund M Class - 06-044	420,699	159,797
Fidelity Advisor Total Bond Fund Z Class - 06-FVM	12,728,958	11,620,276
Fidelity Advisor Value Fund A Class - 06-322	8,615	722
Fidelity Advisor Value Fund M Class - 06-323	2,463	223
Fidelity Blue Chip Growth K6 Retirement Class - 06-6FN	41,753	1,365
Fidelity Contrafund K6 Retirement Class - 06-6HR	859,458	269,490
Fidelity Emerging Markets Index Fund - 06-3WN	2,512,277	2,517,813
Fidelity Extended Market Index Fund - 06-3WJ	924,371	1,838,382
Fidelity Frdm Idx 2010 I Prem Other Class - 06-6H7	-	24
Fidelity Frdm Idx 2015 I Prem Other Class - 06-6H9	4,056	157,968
Fidelity Frdm Idx 2020 I Prem Other Class - 06-6HW	15,215	17,452
Fidelity Frdm Idx 2025 I Prem Other Class - 06-6HC	157,523	53,923
Fidelity Frdm Idx 2030 I Prem Other Class - 06-6HF	445,440	359,019
Fidelity Frdm Idx 2035 I Prem Other Class - 06-6HG	231,788	212,892
Fidelity Frdm Idx 2040 I Prem Other Class - 06-6HH	233,167	26,333
Fidelity Frdm Idx 2045 I Prem Other Class - 06-6HJ	149,367	166,273
Fidelity Frdm Idx 2050 I Prem Other Class - 06-6HK	34,180	23,763
Fidelity Frdm Idx 2055 I Prem Other Class - 06-6HM	184,383	44,113
Fidelity Frdm Idx 2060 I Prem Other Class - 06-6HN	67,202	45,903
Fidelity Frdm Idx 2065 I Prem Other Class - 06-6HP	48,765	12,210
Fidelity Freedom Idx 2005 Prem Other Class - 06-67X	1,577	7
Fidelity Freedom Idx 2010 Prem Other Class - 06-67Y	304,206	7,864
Fidelity Freedom Idx 2015 Prem Other Class - 06-69C	414,440	36,348
Fidelity Freedom Idx 2020 Prem Other Class - 06-69F	1,678,710	188,461
Fidelity Freedom Idx 2025 Prem Other Class - 06-69G	1,865,293	33,624
Fidelity Freedom Idx 2030 Prem Other Class - 06-69H	3,729,594	461,567
Fidelity Freedom Idx 2035 Prem Other Class - 06-69J	2,196,771	109,279
Fidelity Freedom Idx 2040 Prem Other Class - 06-69K	2,109,551	119,426
Fidelity Freedom Idx 2045 Prem Other Class - 06-69M	1,388,270	118,016
Fidelity Freedom Idx 2050 Prem Other Class - 06-69N	888,904	62,814
Fidelity Freedom Idx 2055 Prem Other Class - 06-69P	1,010,292	77,836
Fidelity Freedom Idx 2060 Prem Other Class - 06-69R	521,688	38,974
Fidelity Freedom Idx 2065 Prem Other Class - 06-69T	41,960	5,244
Fidelity Freedom® Index 2010 Fund Investor Class - 06-49Y	182	1

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Fidelity Freedom® Index 2015 Fund Investor Class - 06-4C4	7,650	214
Fidelity Freedom® Index 2020 Fund Investor Class - 06-4C6	5,824	26,045
Fidelity Freedom® Index 2025 Fund Investor Class - 06-4C7	17,716	9,891
Fidelity Freedom® Index 2030 Fund Investor Class - 06-4C9	16,314	5,615
Fidelity Freedom® Index 2035 Fund Investor Class - 06-4CC	104,607	16,511
Fidelity Freedom® Index 2040 Fund Investor Class - 06-4CF	4,269	2,500
Fidelity Freedom® Index 2045 Fund Investor Class - 06-4CG	7,884	729
Fidelity Freedom® Index 2050 Fund Investor Class - 06-4CH	15,848	2,429
Fidelity Freedom® Index 2055 Fund Investor Class - 06-4CJ	56,031	1,370
Fidelity Freedom® Index 2060 Fund Investor Class - 06-4CK	37,204	5,148
Fidelity Freedom® Index 2065 Fund Investor Class - 06-4F3	14,722	6,230
Fidelity Inflation-Protected Bond Index Fund - 06-3WK	123,926	129,004
Fidelity International Index Fund - 06-3HX	3,949,653	2,068,835
Fidelity International Sustainability Index Fund Inst Class - 06-4H6	55,792	10,623
Fidelity Large Cap Gro Idx Inst Class - 06-4RK	1,908,016	1,244,193
Fidelity Large Cap Val Idx Inst Class - 06-4RJ	755,760	265,247
Fidelity Mid Cap Index Fund - 06-3HW	5,144,078	3,477,258
Fidelity Multi-Asset Index Fund - 06-4N3	2,576	9
Fidelity Real Estate Index Fund - 06-3WP	223,474	163,596
Fidelity Small Cap Index Fund - 06-3HV	4,032,322	3,343,929
Fidelity Sustainability Bond Index Fund Institutional Class - 06-4H4	51,665	4,049
Fidelity Total International Index Fund - 06-3WH	356,603	178,965
Fidelity Total Market Index Fund - 06-3MR	177,205	1,293,423
Fidelity U.S. Bond Index Fund - 06-3HT	1,635,779	956,451
Fidelity US Sustainability Index Fund - 06-3X3	76,053	22,584
Fidelity VIP Asset Manager Portfolio Initial Class - 06-230	873,529	1,834,030
Fidelity VIP Contrafund Portfolio Initial Class - 06-245	20,294,209	9,273,399
Fidelity VIP Equity-Income Portfolio Initial Class - 06-205	527,693	1,593,349
Fidelity VIP Growth Portfolio Initial Class - 06-210	3,260,992	8,469,857
Fidelity VIP High Income Portfolio Initial Class - 06-215	206,475	516,394
Fidelity VIP Overseas Portfolio Initial Class - 06-220	434,898	835,249
First Eagle Global Fund R6 Class - 06-3VC	682,954	416,024
First Eagle Overseas Fund R6 Class - 06-3VF	2,218,777	1,337,567
Franklin DynaTech Fund R6 Class - 06-3RY	767,689	751,935
Franklin Equity Income Fund R6 Class - 06-3T3	941	271
Franklin Growth Fund Advisor Class - 06-CMX	47,678	31,214
Franklin Growth Fund R Class - 06-818	160,999	79,975
Franklin Growth Opportunities Fund Advisor Class - 06-CNW	16,997	30,661
Franklin Growth Opportunities Fund R Class - 06-4PN	550	97
Franklin Growth Opportunities Fund R Class - 06-CMW	1	3,889
Franklin Growth Series R6 Class - 06-FXP	2,024	52,211
Franklin Income Fund Advisor Class - 06-719	1,212,510	1,234,831
Franklin Income Fund R Class - 06-724	158,732	56,705
Franklin Income Fund R6 Class - 06-GKR	800,096	99,947
Franklin International Growth Fund R6 Class - 06-3T4	92,248	515,345
Franklin Managed Income Fund R6 Class - 06-3TN	118,359	56,044
Franklin Mutual Global Discovery Fund Z Class - 06-723	22,295	32,856
Franklin Rising Dividends Fund R6 Class - 06-3T7	342,368	91,332
Franklin Small Cap Growth Fund R6 Class - 06-3T9	41,010	16,524
Franklin Small Cap Value Fund A Class - 06-247	19,060	38,698
Franklin Small Cap Value Fund Advisor Class - 06-CMY	231,298	219,596
Franklin Small Cap Value Fund R Class - 06-248	17,495	60,255
Franklin Small Cap Value Fund R6 Class - 06-GKT	1,502,858	1,515,200
Franklin Small-Mid Cap Growth Fund Advisor Class - 06-CNC	6,188	13,904
Franklin Small-Mid Cap Growth Fund R Class - 06-890	12,172	73,032
Franklin Small-Mid Cap Growth Fund R6 Class - 06-3TC	10,276	4,224
Franklin Strategic Income Fund R Class - 06-915	83,633	127,357
Franklin Strategic Income Fund R6 Class - 06-CXH	31,496	67,424
Franklin Utilities Fund Advisor Class - 06-FPC	8,564	7,210
Franklin Utilities Fund R6 Class - 06-FNP	57,338	31,433

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Goldman Sachs Core Fixed Income Fund R Class - 06-4PV	3,154	521,380
Goldman Sachs Financial Square Government Fund Admin Class - 06-CGH	2,514,298	1,820,195
Goldman Sachs Financial Square Government Fund R6 Class - 06-CXJ	29,470,474	11,581,395
Goldman Sachs Financial Square Government Fund Resource Class - 06-CGJ	563,079	1,303,033
Goldman Sachs Growth Strategy Portfolio Institutional Class - 06-249	25,951	101,739
Goldman Sachs Growth Strategy Portfolio Service Class - 06-251	15,251	65,789
Goldman Sachs International Equity Insights Fund Institutional Class - 06-367	958,541	398,313
Goldman Sachs International Equity Insights Fund R6 Class - 06-CXM	602,839	814,918
Goldman Sachs International Equity Insights Fund Service Class - 06-368	181,054	127,392
Goldman Sachs Large Cap Growth Insights Fund Investor Class - 06-CKX	549,453	2,404,314
Goldman Sachs Large Cap Growth Insights Fund R6 Class - 06-CXN	2,979,832	6,155,679
Goldman Sachs Large Cap Growth Insights Fund Service Class - 06-CKY	162,052	326,163
Goldman Sachs Large Cap Value Insights Fund Investor Class - 06-052	87	76
Goldman Sachs Large Cap Value Insights Fund R6 Class - 06-CXP	4,699	21,755
Goldman Sachs Mid Cap Value Fund Institutional Class - 06-252	906,921	177,081
Goldman Sachs Mid Cap Value Fund R6 Class - 06-CXR	233,906	30,512
Goldman Sachs Mid Cap Value Fund Service Class - 06-253	171,474	216,975
Goldman Sachs Small Cap Value Fund Institutional Class - 06-254	315,019	711,057
Goldman Sachs Small Cap Value Fund R6 Class - 06-CXT	1,172,391	1,192,333
Goldman Sachs Small Cap Value Fund Service Class - 06-256	207,074	392,521
Goldman Sachs Technology Opportunities Fund Institutional Class - 06-257	677,102	839,299
Goldman Sachs Technology Opportunities Fund Service Class - 06-258	318,917	425,126
Goldman Sachs U.S. Equity Insights Fund Investor Class - 06-053	41,665	9,492
Goldman Sachs U.S. Equity Insights Fund R6 Class - 06-FXT	17,844	12,290
Goldman Sachs U.S. Equity Insights Fund Service Class - 06-069	14,720	32,565
GoldmanSachs MidCap Growth R6 Class - 06-CXK	193,336	53,056
GoldmanSachs MidCap Grth Inv Investor Class - 06-727	11,254	174,347
GoldmanSachs MidCap Grth Service Class - 06-729	52,332	1,723
Guggenheim Macro Opp R6 Class - 06-6KG	87,741	160
Guggenheim Total Ret Bond R6 Class - 06-6KF	277,310	92,028
GuideStone Funds Aggressive Allocation Fund Investor Cl - 06-3MT	9,237	74
GuideStone Funds Balanced Allocation Fund Investor Class - 06-3MV	619,603	559,113
GuideStone Funds Conservative Allocation Fund Inv Class - 06-3MW	290	71
GuideStone Funds Defensive Market Strategies Fund Inv Cl - 06-3MX	3,847	53
GuideStone Funds Emerging Markets Equity Fund Advisor Class - 06-3YV	31,871	16,556
GuideStone Funds Equity Index Fund Advisor Class - 06-3YW	21,571	341
GuideStone Funds Global Bond Fund Advisor Class - 06-3YY	54,029	262
GuideStone Funds Global Real Estate Securities Fund Advisor Class - 06-43C	31,649	1,920
GuideStone Funds Growth Allocation Fund Investor Class - 06-3MY	6,180	37
GuideStone Funds Growth Equity Fund Advisor Class - 06-43F	63,156	3,322
GuideStone Funds International Equity Fund Advisor Class - 06-43G	109,223	1,558
GuideStone Funds Medium-Duration Bond Fund Advisor Class - 06-43H	94,405	14,336
GuideStone Funds Small Cap Equity Fund Advisor Class - 06-43J	111,248	56,834
GuideStone Funds Value Equity Fund Institutional Class - 06-43M	85,368	3,220
Harbor Capital Apprec Ret Retirement Class - 06-49R	7,672	18,924
Harbor Core Bond Ret Class - 06-6JR	1,216,300	53,804
Hartford Climate Opps R6 Class - 06-3XH	303	14
Hartford Core Equity Fund R6 Class - 06-3YJ	1,086,523	808,603
Hartford Schroders International Stock Fund SDR Class - 06-3NX	3,274,202	1,209,704
Hartford Schroders US Small Mid-Cap Opportunities Fund R4 Class - 06-3CT	460	559
Invesco American Franchise Fund A Class - 06-023	11,116	4,033
Invesco Comstock Fund A Class - 06-771	64,371	16,217
Invesco Comstock Fund R Class - 06-4PM	254,606	178,114
Invesco Comstock Fund R Class - 06-772	60,711	14,143
Invesco Comstock Sel A Class - 06-317	6,070	1,972
Invesco Core Bond A Class - 06-926	172,628	71,003
Invesco Core Bond Y Class - 06-894	23,385	17,195
Invesco Core Plus Bond Fund R6 Class - 06-3G7	84,589	19,106
Invesco Corporate Bond Fund R6 Class - 06-3W4	115,825	119,761
Invesco Developing Mkts A Class - 06-466	293,586	1,080,215

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Invesco Developing Mkts R6 Class - 06-DDD	1,305,505	1,767,536
Invesco Developing Mkts Y Class - 06-571	287,833	176,157
Invesco Disc Mid Cap Gr Retirement Class - 06-4HC	91,057	438,798
Invesco Disc Mid Cap Gr A Class - 06-4H9	64,844	29,964
Invesco Disc MidCapGr R6 Class - 06-3F3	389,086	371,379
Invesco Diversified Dividend Fund A Class - 06-816	389,384	1,346,648
Invesco Diversified Dividend Fund Investor Class - 06-817	503,759	2,549,460
Invesco Diversified Dividend Fund R6 Class - 06-CXV	1,070,810	7,158,714
Invesco Energy Fund A Class - 06-835	279,570	602,233
Invesco Energy Fund Investor Class - 06-810	173,636	397,157
Invesco Eqv Intl Eqty R Class - 06-193	412	1,110
Invesco Eqv Intl Eqty R5 Class - 06-192	112,416	194,024
Invesco Floating Rate ESG R6 Class - 06-FXV	87,686	179,231
Invesco Floating Rate ESG Y Class - 06-055	14,548	191,623
Invesco Global A Class - 06-763	140,578	282,130
Invesco Global Health Care Fund A Class - 06-845	16,090	74,012
Invesco Global Health Care Fund Investor Class - 06-815	3,734	4,178
Invesco Global Opps R6 Class - 06-FYW	125,890	57,123
Invesco Global Ops A Class - 06-556	56,614	140,018
Invesco Global Ops Y Class - 06-843	314,404	387,265
Invesco Global R6 Class - 06-FYV	30,953	316,326
Invesco Global Strat Inc A Class - 06-288	34,322	72,572
Invesco Global Strat Inc Y Class - 06-751	42,130	49,122
Invesco Global Y Class - 06-752	441,049	344,319
Invesco Gold & Spcl Min A Class - 06-463	362,888	325,903
Invesco Gold & Spcl Min R6 Class - 06-34Y	444,758	306,323
Invesco Gold & Spcl Min Y Class - 06-753	60,158	415,275
Invesco Inc Advantage Intl A Class - 06-465	-	19,220
Invesco Inc Advantage Intl R5 Class - 06-229	-	23
Invesco Intl Bond A Class - 06-297	43,552	316,665
Invesco Intl Bond R6 Class - 06-FYX	266,350	428,212
Invesco Intl Bond Y Class - 06-754	98,127	104,420
Invesco Intl Growth A Class - 06-319	117,121	105,508
Invesco Intl Growth R6 Class - 06-FNC	14,457	3,938
Invesco Intl Growth Y Class - 06-756	112,856	430,837
Invesco Intl SmMid Co A Class - 06-764	20,321	59,345
Invesco Intl SmMid Co R6 Class - 06-FCC	190,709	5,914
Invesco Intl SmMId Co Y Class - 06-757	7,245	12,654
Invesco Main St All Cap A Class - 06-766	4,706	4,312
Invesco Main St Mid Cap A Class - 06-262	80,828	101,133
Invesco MAIN ST MID CAP Retirement Class - 06-4HG	85,260	181,990
Invesco Main St Mid Cap Y Class - 06-759	29,418	66,722
Invesco Prt Active Alloc A Class - 06-924	26	357
Invesco Sen Floating Rate A Class - 06-078	8,414	14,071
Invesco Small Cap Growth Fund A Class - 06-320	839,873	1,401,154
Invesco Small Cap Growth Fund R Class - 06-595	72,496	329,227
Invesco Small Cap Growth Fund R6 Class - 06-CXX	979,200	2,677,781
Invesco Technology Fund A Class - 06-855	102,283	144,661
Invesco Technology Fund Investor Class - 06-805	16,912	2,708
Invesco Val Opp Y Inst Class - 06-6KR	27,215	617
Invesco Value Opportunities Fund A Class - 06-814	1,501,477	152,576
Invesco Value Opportunities Fund R Class - 06-813	46,099	57,167
iShares MSCI EAFE International Index Fund K Class - 06-3VK	326,016	89,148
iShares MSCI Total Intl Idx K Class - 06-46N	3,831	62,044
iShares Russell 1000LgCp Idx K Class - 06-46P	437,865	62,942
iShares Russell 2000 Small-Cap Index Fund K Class - 06-3GR	323,650	202,402
iShares Russell Mid-Cap Index Fund K Class - 06-3GM	99,347	97,416
iShares S&P 500 Index Fund K Class - 06-3G4	1,499,872	937,957
iShares U.S. Aggregate Bond Index Fund K Class - 06-3VM	111,223	7,088
Janus Henderson Balanced Fund N Class - 06-CYC	3,337,757	2,648,000

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Janus Henderson Balanced Fund R Class - 06-612	350,547	946,050
Janus Henderson Balanced Portfolio Service Class - 06-611	5,893,780	7,736,242
Janus Henderson Dev World Bond N Class - 06-4TJ	433,743	339,910
Janus Henderson Enterprise Fund A Class - 06-CMC	519,215	412,888
Janus Henderson Enterprise Fund N Class - 06-CYF	991,392	396,441
Janus Henderson Enterprise Fund S Class - 06-CMF	38,565	38,533
Janus Henderson Flexible Bond Fund N Class - 06-CYG	1,731,502	1,223,189
Janus Henderson Flexible Bond Portfolio Institutional Class - 06-601	542,529	1,313,056
Janus Henderson Forty Fund A Class - 06-603	26,048	56,175
Janus Henderson Forty Fund R Class - 06-154	148,811	518,274
Janus Henderson Global Equity Income Fund A Class - 06-GMH	3,197	8,175
Janus Henderson Global Equity Income Fund N Class - 06-GMJ	374,448	142,614
Janus Henderson Global Equity Income Fund S Class - 06-GMK	1,213	180
Janus Henderson Global Life Sciences Fund N Class - 06-3WT	3,674	833
Janus Henderson Global Life Sciences Fund S Class - 06-CGW	570	2
Janus Henderson Global Research Portfolio Institutional Class - 06-600	238,847	1,257,971
Janus Henderson Global Technology Fund N Class - 06-3CM	640,165	871,070
Janus Henderson Growth and Income Fund R Class - 06-156	3,717	35,058
Janus Henderson Mid Cap Value Fund A Class - 06-604	1,830	20,051
Janus Henderson Mid Cap Value Fund R Class - 06-261	17,126	75,721
Janus Henderson Mid Cap Value Portfolio Service Class - 06-259	586	1,799
Janus Henderson Multi-Sector Income Fund N Class - 06-3GW	300,732	56,674
Janus Henderson Research Fund A Class - 06-888	4,226	233
Janus Henderson Small Cap Value Fund N Class - 06-FCH	249,645	1,321,772
Janus Henderson Small Cap Value Fund Service Class - 06-615	80,263	527,731
Janus Henderson Triton Fund A Class - 06-889	106,038	1,875,537
Janus Henderson Triton Fund N Class - 06-CYH	2,572,730	2,359,672
Janus Henderson Triton Fund Service Class - 06-921	249,481	719,766
Janus Henderson U.S. Managed Volatility Fund Service Class - 06-954	3,319	651
Janus Henderson Venture Fund N Class - 06-3P3	44,527	14,566
JHancock Disc Val Mid Cap R6 Class - 06-4TN	132,402	4,026
JHancock Intl Growth R6 Class - 06-64P	192,004	2,832
JHancock MM LF Aggressive R6 Class - 06-4FG	2,151	7
JHancock MM LF Balanced R6 Class - 06-4FC	727,086	375,738
JHancock MM LF Growth R6 Class - 06-4FF	167,377	83,993
JHancock MM LF Moderate R6 Class - 06-4F9	16,752	8,362
John Hancock Balanced Fund R6 Class - 06-3TF	329,217	15,489
John Hancock Bond Fund R6 Class - 06-3HM	1,107,427	706,493
John Hancock ESG Core Bond Fund R6 Class - 06-3X7	52	52
John Hancock ESG International Equity Fund R6 Class - 06-3X6	2,793	16
John Hancock ESG Large Cap Core Fund R6 Class - 06-3X4	1,601	5
JPMorgan Core Bond R6 Retirement Class - 06-6HY	767,835	71,488
JPMorgan Core Plus Bond Fund R6 Class - 06-3W6	651,682	266,855
JPMorgan Emerging Markets Equity Fund R6 Class - 06-4CN	42,081	16,008
JPMorgan Equity Income Fund R4 Class - 06-FXX	82,259	396,857
JPMorgan Equity Income Fund R6 Class - 06-FXY	12,135,149	9,111,762
JPMorgan Global Allocation R6 Class - 06-4FH	6,137	60
JPMorgan Global Bond Opps R6 Class - 06-4GH	19,384	13,217
JPMorgan Government Bond Fund R4 Class - 06-FYC	4,368	16
JPMorgan Government Bond Fund R6 Class - 06-FYF	176,998	207,116
JPMorgan Income R6 Class - 06-4GJ	583,795	297,057
JPMorgan Large Cap Growth Fund R6 Class - 06-3GJ	39,393,911	20,315,753
JPMorgan Large Cap Value Fund R6 Class - 06-3GF	710,171	385,915
JPMorgan Mid Cap Growth Fund R4 Class - 06-FYG	2,785,181	758,456
JPMorgan Mid Cap Growth Fund R6 Class - 06-FYH	5,641,630	1,477,079
JPMorgan Mid Cap Value Fund R4 Class - 06-FYJ	9,092	488
JPMorgan Mid Cap Value Fund R6 Class - 06-FYK	227,426	433,540
JPMorgan Sm Cap Equity I Inst Class - 06-4MR	69,420	13,412
JPMorgan Small Cap Growth Fund R6 Class - 06-3JM	494,582	448,681
JPMorgan Small Cap Value Fund R6 Class - 06-44Y	62,486	26,294

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
JPMorgan SmartRet Blnd 2065 R6 Retirement Class - 06-6R9	2,486	29
JPMorgan SmartRetire 2020 R6 Class - 06-46R	4,463	3,946
JPMorgan SmartRetire 2025 R6 Class - 06-46T	24,592	2,227
JPMorgan SmartRetire 2030 R6 Class - 06-46V	13,071	172
JPMorgan SmartRetire 2035 R6 Class - 06-46W	25,954	3,961
JPMorgan SmartRetire 2040 R6 Class - 06-46X	9,972	4,662
JPMorgan SmartRetire 2045 R6 Class - 06-46Y	10,665	815
JPMorgan SmartRetire 2050 R6 Class - 06-47C	17,187	2,824
JPMorgan SmartRetire 2055 R6 Class - 06-47F	8,107	271
JPMorgan SmartRetire 2060 R6 Class - 06-47G	13,359	1,022
JPMorgan SmartRetirement Blend 2020 Fund R6 Class - 06-GGN	378,327	1,085,966
JPMorgan SmartRetirement Blend 2025 Fund R6 Class - 06-GGP	1,339,161	807,539
JPMorgan SmartRetirement Blend 2030 Fund R6 Class - 06-GGR	1,712,124	1,515,800
JPMorgan SmartRetirement Blend 2035 Fund R6 Class - 06-GGT	1,470,629	907,586
JPMorgan SmartRetirement Blend 2040 Fund R6 Class - 06-GGV	1,083,769	456,575
JPMorgan SmartRetirement Blend 2045 Fund R6 Class - 06-GGW	1,423,521	865,139
JPMorgan SmartRetirement Blend 2050 Fund R6 Class - 06-GGX	964,351	994,471
JPMorgan SmartRetirement Blend 2055 Fund R6 Class - 06-GGY	877,083	743,573
JPMorgan SmartRetirement Blend 2060 Fund R6 Class - 06-GHC	933,234	607,182
JPMorgan SmartRetirement Blend Inc Fund R6 Class - 06-GHF	1,351,807	789,884
JPMorgan U.S. Small Company Fund R4 Class - 06-FYM	2,225	5,749
JPMorgan U.S. Small Company Fund R6 Class - 06-FYN	85,629	109,785
JPMorgan US Equity R6 Class - 06-4TC	5,731,645	627,453
JPMorgan Value Advantage Fund R6 Class - 06-GJJ	30	10,732
Knights of Columbus Core Bond Institutional Class - 06-FRN	8,006	2,961
Knights of Columbus Intl Eq Institutional Class - 06-FRP	11,305	1,615
Knights of Columbus Lg Gr Institutional Class - 06-FRR	6,949	3,639
Knights of Columbus Lg Val Institutional Class - 06-FRT	53,765	60,352
Knights Of Columbus Small Cap Institutional Class - 06-FRV	39,707	89,344
Loomis Sayles Small Cap Growth Fund N Class - 06-3JG	186,456	86,419
Lord Abbett Bond Debenture R6 Class - 06-4F6	201,547	341,191
Lord Abbett Bond-Debenture Fund R3 Class - 06-072	76,009	21,839
Lord Abbett Bond-Debenture Fund R5 Class - 06-CJT	37,790	1,664
Lord Abbett Developing Growth Fund P Class - 06-960	6,784	252,363
Lord Abbett Developing Growth Fund R3 Class - 06-369	358,871	626,250
Lord Abbett Developing Growth Fund R5 Class - 06-CJW	15	43
Lord Abbett Developing Growth Fund R6 Class - 06-CYJ	4,459,780	3,519,987
Lord Abbett Dividend Growth Fund R3 Class - 06-424	5,725	64,103
Lord Abbett Dividend Growth Fund R5 Class - 06-CJV	95,873	24,166
Lord Abbett Fcsd SmCap Value R6 Class - 06-4XK	1,336,688	1,145,761
Lord Abbett Fundamental Equity Fund R5 Class - 06-CJX	13,635	12,342
Lord Abbett Growth Leaders Fund I Class - 06-948	20,745	7,206
Lord Abbett Growth Leaders Fund R3 Class - 06-951	51,367	17,086
Lord Abbett Growth Leaders Fund R5 Class - 06-CJY	201,676	145,507
Lord Abbett Growth Opportunities Fund P Class - 06-965	-	12,862
Lord Abbett Growth Opportunities Fund R3 Class - 06-371	10,730	126,833
Lord Abbett High Yield Fund R3 Class - 06-073	25,730	71,014
Lord Abbett High Yield Fund R5 Class - 06-CKF	62,544	76,676
Lord Abbett High Yield Fund R6 Class - 06-CYK	925,889	760,870
Lord Abbett Inc Fund R6 Class - 06-3WG	25,149	382
Lord Abbett International Opportunities Fund R3 Class - 06-36C	12	-
Lord Abbett International Opportunities Fund R5 Class - 06-36F	4,724	8,742
Lord Abbett International Opportunities Fund R6 Class - 06-36G	19,365	19,302
Lord Abbett Mid Cap Stock Fund P Class - 06-970	1,547	112
Lord Abbett Mid Cap Stock Fund R3 Class - 06-961	58	186
Lord Abbett Small Cap Value Fund R3 Class - 06-962	10,530	3,195
Lord Abbett Total Return Fund I Class - 06-949	109,215	6,979
Lord Abbett Total Return Fund R3 Class - 06-952	3,185	7,272
Lord Abbett Total Return Fund R5 Class - 06-CKJ	91,576	66,658
Lord Abbett Total Return Fund R6 Class - 06-3RJ	443,582	118,288

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Lord Abbett Value Opportunities Fund A Class - 06-967	7,403	18,640
Lord Abbett Value Opportunities Fund P Class - 06-025	28,577	125,716
Lord Abbett Value Opportunities Fund R3 Class - 06-968	23,883	154,248
Lord Abbett Value Opportunities Fund R6 Class - 06-FYP	54,918	153,549
MainStay Large Cap Growth Fund R6 Class - 06-3HY	853,218	442,459
MainStay WMC Value R6 Class - 06-6NH	704,255	167,043
Manning & Napier Pro-Blend Conservative Term Series S Class - 06-222	-	1,401
Manning & Napier Pro-Blend Extended Term Series S Class - 06-223	2,322	16,964
Manning & Napier Pro-Blend Maximum Term Series S Class - 06-224	3,178	42,683
Manning & Napier Pro-Blend Moderate Term Series S Class - 06-226	1,349	707
Mass Mutual Small Cap Growth Equity Inst Class - 06-4TW	210,057	164,540
Met West Total Return Bd P Class - 06-47P	366,423	965,207
MFS Aggressive Growth Allocation Fund R2 Class - 06-074	97,234	3,313
MFS Aggressive Growth Allocation Fund R3 Class - 06-058	135,095	144,007
MFS Conservative Allocation Fund R2 Class - 06-075	156,955	60,468
MFS Conservative Allocation Fund R3 Class - 06-059	190,283	60,424
MFS Core Equity Fund R6 Class - 06-3W7	1,201,680	699,007
MFS Emerging Markets Debt Fund R2 Class - 06-013	1,788	789
MFS Emerging Markets Debt Fund R6 Class - 06-CYM	2,214	35,595
MFS Global Bond R6 Class - 06-4TK	9,645	1,679
MFS Global Real Estate R6 Class - 06-4FM	19,989	24,821
MFS Growth Allocation Fund R2 Class - 06-076	41,925	21,961
MFS Growth Allocation Fund R3 Class - 06-060	66,913	29,451
MFS Growth Fund R6 Class - 06-CYN	2,994,448	3,366,443
MFS International Diversification Fund R6 Class - 06-3MF	3,066,452	1,877,491
MFS International Growth Fund R6 Class - 06-49X	23,585,280	12,037,659
MFS International New Discovery Fund A Class - 06-360	70,576	405,777
MFS International New Discovery Fund R2 Class - 06-379	33,165	158,742
MFS International New Discovery Fund R6 Class - 06-CYP	435,639	397,584
MFS International Value Fund R2 Class - 06-822	77,754	37,064
MFS International Value Fund R3 Class - 06-773	52,953	56,411
MFS International Value Fund R6 Class - 06-CYR	290,991	774,446
MFS Massachusetts Investors Growth Stock Fund R2 Class - 06-387	167,420	422,945
MFS Massachusetts Investors Growth Stock Fund R3 Class - 06-386	92,430	348,318
MFS Massachusetts Investors Growth Stock Fund R6 Class - 06-CYT	3,208,199	1,510,899
MFS Mid Cap Growth Fund A Class - 06-365	986,971	3,207,237
MFS Mid Cap Growth Fund R6 Class - 06-GNF	13,330,046	12,077,808
MFS Mid Cap Value Fund R2 Class - 06-922	230,031	300,318
MFS Mid Cap Value Fund R3 Class - 06-891	474,258	840,517
MFS Mid Cap Value Fund R6 Class - 06-CYV	4,632,010	3,871,964
MFS Moderate Allocation Fund R3 Class - 06-061	438,671	839,727
MFS New Discovery Fund R2 Class - 06-298	17,219	7,617
MFS New Discovery Fund R3 Class - 06-299	50,041	390,324
MFS Technology Fund R2 Class - 06-CMG	186,757	246,011
MFS Technology Fund R3 Class - 06-CMH	3,607	1,501
MFS Technology Fund R6 Class - 06-CYW	519,475	924,339
MFS Total Return Bond Fund R6 Class - 06-3TH	295	5
MFS Total Return Fund R6 Class - 06-3JR	680,658	618,974
MFS Utilities Fund R2 Class - 06-389	310,158	399,764
MFS Utilities Fund R3 Class - 06-388	6,765	35,745
MFS Utilities Fund R6 Class - 06-39X	69,972	12,271
MFS Value Fund A Class - 06-375	587,170	925,170
MFS Value Fund R6 Class - 06-CYX	16,389,478	15,113,545
Monteagle Opportunity Equity Fund Investor Class - 06-105	5	5
Nationwide Geneva SmCp Gr R6 Class - 06-47T	81,097	62,001
Neuberger Berman Emerging Markets Equity Fund A Class - 06-015	5,770	7,115
Neuberger Berman Emerging Markets Equity Fund R3 Class - 06-016	4,640	2,940
Neuberger Berman Focus Fund Advisor Class - 06-880	-	348
Neuberger Berman Intnsc Val R6 Class - 06-47J	9,023	54,213
Neuberger Berman Large Cap Value Fund Advisor Class - 06-900	724,756	975,689

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Neuberger Berman Lg Cap Val R6 Class - 06-4XP	1,424,228	134,873
Neuberger Berman Small Cap Growth Fund A Class - 06-868	3,115	13,309
Neuberger Berman Small Cap Growth Fund Advisor Class - 06-895	14,073	38,153
Neuberger Berman Small Cap Growth Fund R3 Class - 06-867	37,521	14,274
Neuberger Berman Small Cap Growth Fund R6 Class - 06-3XP	1,530	51
Neuberger Berman Strat Inc R6 Class - 06-64R	26,642	7,787
Neuberger Berman Sustainable Equity Fund A Class - 06-CNY	-	9,432
Neuberger Berman Sustainable Equity Fund R3 Class - 06-CPC	115,966	81,236
Neuberger Berman Sustainable Equity Fund R6 Class - 06-3R7	19,653	5,444
North Square Multi Strategy Fund A Class - 06-839	7,328	130,720
North Square Oak Ridge Small Cap Growth Fund A Class - 06-629	5,080	3,884
Northern Small Cap Value Fund R Class - 06-492	14,555	17,207
Northern U.S. Quality ESG Fund - 06-49V	672,815	126,060
Nuveen Mid Cap Growth Opportunities Fund A Class - 06-237	8,120	104,854
Nuveen Mid Cap Value Fund A Class - 06-234	53,890	88,756
Nuveen Mid Cap Value Fund R6 Class - 06-3JK	47,158	45,289
Nuveen Real Estate Securities Fund A Class - 06-324	30,679	143,340
Nuveen Real Estate Securities Fund R6 Class - 06-FYR	773,414	349,212
Nuveen Small Cap Select Fund A Class - 06-239	348	1,271
Nuveen Small Cap Value Fund A Class - 06-242	32,173	245,786
Nuveen Small Cap Value Fund R6 Class - 06-FYT	55,266	103,916
Parnassus Core Equity Fund Investor Class - 06-497	1,418,531	2,199,387
Parnassus Mid Cap Fund - 06-498	291,138	938,606
Parnassus Mid Cap Growth Fund - 06-496	36,483	131,875
Pax Global Environmental Markets Fund Investor Class - 06-569	28,229	185,750
Pax Sustainable Alloc Inv Investor Class - 06-568	85,839	101,044
Payden Emerging Markets Bond Investor Class - 06-501	13,297	12,818
Payden Kravitz Cash Balance Plan Fund Retirement Class - 06-468	6,090	10
PGIM Day One 2020 Fund R6 Class - 06-44K	72,428	51,679
PGIM Day One 2025 Fund R6 Class - 06-44M	165,574	15,682
PGIM Day One 2030 Fund R6 Class - 06-44N	113,867	55,360
PGIM Day One 2035 Fund R6 Class - 06-44P	179,215	18,389
PGIM Day One 2040 Fund R6 Class - 06-44R	111,252	51,139
PGIM Day One 2045 Fund R6 Class - 06-44T	70,733	36,366
PGIM Day One 2050 Fund R6 Class - 06-44V	84,695	16,179
PGIM Day One 2055 Fund R6 Class - 06-44W	19,360	13,949
PGIM Day One 2060 Fund R6 Class - 06-44X	7,412	709
PGIM Day One Income Fund R6 Class - 06-44G	23	126
PGIM Global Real Estate Fund A Class - 06-531	21,291	42,410
PGIM Global Real Estate Fund R2 Class - 06-3FN	8,889	4,099
PGIM Global Real Estate Fund R4 Class - 06-3FP	141,103	99,945
PGIM Global Real Estate Fund R6 Class - 06-FCX	185,139	478,655
PGIM Global Real Estate Fund Z Class - 06-526	45,491	239,127
PGIM Global Total Return Fund R6 Class - 06-3XW	11,200,743	9,938,535
PGIM Global Total Return R4 Retirement Class - 06-6CF	31,918	8,790
PGIM High Yield Fund A Class - 06-533	972,029	1,289,260
PGIM High Yield Fund Z Class - 06-532	1,262,341	2,058,814
PGIM High-Yield Fund R2 Class - 06-3FH	25,950	35,513
PGIM High-Yield Fund R4 Class - 06-3FJ	51,928	3,188
PGIM High-Yield Fund R6 Class - 06-FCY	4,312,221	2,532,685
PGIM Jennison Financial Services Fund A Class - 06-456	17,193	60,958
PGIM Jennison Financial Services Fund Z Class - 06-457	4,181	16,907
PGIM Jennison Focused Growth Fund A Class - 06-079	229,250	25,818
PGIM Jennison Focused Growth Fund R6 Class - 06-GNJ	2,739,729	3,659,461
PGIM Jennison Glbl Opps R6 Retirement Class - 06-4R9	153,758	119,129
PGIM Jennison Health Sciences Fund A Class - 06-458	43,322	322,804
PGIM Jennison Health Sciences Fund R6 Class - 06-FFC	15,150	194
PGIM Jennison Health Sciences Fund Z Class - 06-459	121,565	200,249
PGIM Jennison Mid Cap Growth Fund A Class - 06-461	160,708	214,949
PGIM Jennison Mid Cap Growth Fund R6 Class - 06-FFF	2,906,334	1,378,000

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
PGIM Jennison Mid Cap Growth Fund Z Class - 06-462	254,465	566,057
PGIM Jennison Mid-Cap Growth Fund, Inc R2 Class - 06-3FF	423,086	14,330
PGIM Jennison Mid-Cap Growth Fund, Inc R4 Class - 06-3FG	15,831	2,658
PGIM Jennison Natural Resources Fund A Class - 06-453	6,008	12,707
PGIM Jennison Natural Resources Fund R6 Class - 06-FFG	118,064	43,717
PGIM Jennison Natural Resources Fund Z Class - 06-454	27,540	27,107
PGIM Jennison Small Company Fund A Class - 06-589	69,086	31,877
PGIM Jennison Small Company Fund R2 Class - 06-3FR	565	1,856
PGIM Jennison Small Company Fund R4 Class - 06-3FW	15,695	1,560
PGIM Jennison Small Company Fund R6 Class - 06-GJN	1,004,814	354,859
PGIM Jennison Small Company Fund Z Class - 06-593	29,333	104,495
PGIM QMA Mid Cap Value Fund A Class - 06-080	13,250	4,093
PGIM QMA Mid Cap Value Fund R6 Class - 06-GCF	1,185	10,332
PGIM QMA Mid Cap Value Fund Z Class - 06-064	9,224	44,007
PGIM QMA Small-Cap Value Fund R6 Class - 06-GJP	159,557	96,516
PGIM Total Return Bond Fund A Class - 06-538	359,843	520,122
PGIM Total Return Bond Fund R2 Class - 06-3FK	20,112	68,149
PGIM Total Return Bond Fund R4 Class - 06-3FM	63,217	45,066
PGIM Total Return Bond Fund R6 Class - 06-FFH	18,246,135	18,852,843
PGIM Total Return Bond Fund Z Class - 06-537	1,743,317	2,998,083
PIMCO All Asset Fund Admin Class - 06-706	8,549	42,836
PIMCO All Asset Fund Institutional Class - 06-3FC	12,943	9,224
PIMCO All Asset Fund R Class - 06-017	148	40
PIMCO Commodity Real Return Strategy Fund Admin Class - 06-018	60,501	125,233
PIMCO Commodity Real Return Strategy Fund Inst Class - 06-GNG	666,403	206,123
PIMCO Commodity Real Return Strategy Fund R Class - 06-019	3,820	848
PIMCO Global Bond Opp Fund (U.S. Dollar-Hedged) Inst Class - 06-4CM	408,962	24,948
PIMCO High Yield Fund Admin Class - 06-760	220,389	264,931
PIMCO High Yield Fund Institutional Class - 06-FCJ	662,223	57,541
PIMCO High Yield Fund R Class - 06-705	40,484	301,158
PIMCO Income Fund Admin Class - 06-768	331,867	550,711
PIMCO Income Fund Institutional Class - 06-FCK	4,763,955	3,854,259
PIMCO Income Fund R Class - 06-769	43,232	154,124
PIMCO Intl Bond Fund (U.S. Dollar-Hedged) Inst Class - 06-3MJ	61,148	72,720
PIMCO Intl Bond UnHdg Instl Class - 06-6FR	354,405	74,257
PIMCO Investment Grade Credit Bond Fund Inst Class - 06-GNH	26,875	86,007
PIMCO RAE US Small Instl Class - 06-6JG	95,029	4,349
PIMCO Real Return Fund Admin Class - 06-707	180,256	255,313
PIMCO Real Return Fund Institutional Class - 06-FCM	1,943,174	1,546,566
PIMCO Real Return Fund R Class - 06-708	35,477	192,097
PIMCO RealPath Blend 2025 Inst Class - 06-49F	986,397	438,741
PIMCO RealPath Blend 2030 Inst Class - 06-49G	1,515,013	110,765
PIMCO RealPath Blend 2035 Inst Class - 06-49H	1,008,638	247,996
PIMCO RealPath Blend 2040 Inst Class - 06-49J	689,016	76,337
PIMCO RealPath Blend 2045 Inst Class - 06-49K	788,066	279,600
PIMCO RealPath Blend 2050 Inst Class - 06-49M	890,418	169,591
PIMCO RealPath Blend 2055 Inst Class - 06-49N	596,472	87,971
PIMCO RealPath Blend 2060 Inst Class - 06-6FF	352,120	120,440
PIMCO RealPath Blend Inc Instl Class - 06-49P	916,376	77,292
PIMCO STCKSPLUS SMALL INSTL Institutional Class - 06-4K4	2,403	55,142
PIMCO StocksPLUS International Fund (U.S. Dollar-Hedged) Inst Class - 06-3WR	249,703	141,982
PIMCO Total Return Fund Admin Class - 06-291	466,665	334,650
PIMCO Total Return Fund Institutional Class - 06-FCN	1,058,803	1,012,685
PIMCO Total Return Fund R Class - 06-680	222,043	884,383
Pioneer Bond Fund A Class - 06-834	765,642	1,981,153
Pioneer Bond Fund K Class - 06-FCP	9,544,773	8,824,549
Pioneer Bond Fund Y Class - 06-823	949,789	3,295,483
Pioneer Classic Balanced Fund N Class - 06-3WW	19,845	9,098
Pioneer Dynamic Credit Fund A Class - 06-022	3,222	1,589
Pioneer Equity Income Fund A Class - 06-327	132,382	882,129

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Pioneer Equity Income Fund K Class - 06-FCR	695,213	2,445,253
Pioneer Equity Income Fund Y Class - 06-828	1,050,788	4,814,291
Pioneer Fund A Class - 06-833	306,482	259,012
Pioneer Fund VCT Portfolio I Class - 06-590	116,149	439,234
Pioneer Fundamental Growth Fund A Class - 06-628	209,972	90,078
Pioneer Fundamental Growth Fund K Class - 06-FCT	320,806	360,952
Pioneer Fundamental Growth Fund Y Class - 06-626	207,326	175,498
Pioneer Global Equity Fund A Class - 06-GGH	7,861	85
Pioneer Global Equity Fund Y Class - 06-GGJ	37,643	365
Pioneer High Yield Fund A Class - 06-837	30,053	152,736
Pioneer High Yield Fund Y Class - 06-829	5,639	4,459
Pioneer Mid Cap Value Fund A Class - 06-838	147,042	104,074
Pioneer Select Mid Cap Growth Fund A Class - 06-836	180,799	665,492
Pioneer Select Mid Cap Growth Fund K Class - 06-FCV	1,247,032	4,799,845
Pioneer Select Mid Cap Growth VCT Portfolio I Class - 06-591	574,477	4,349,315
Pioneer Strategic Income Fund A Class - 06-594	30,352	14,064
Pioneer Strategic Income Fund K Class - 06-FCW	287,252	96,696
Pioneer Strategic Income Fund Y Class - 06-CGG	25,870	75,864
Principal Bond Market Index Fund R3 Class - 06-FHX	23,116	13,064
Principal Core Fixed Inc R6 Class - 06-3JJ	48,988	46,747
Principal Global Real Estate Securities Fund R6 Class - 06-3JP	60,701	23,283
Principal International Equity Index Fund R3 Class - 06-CVG	38,012	12,495
Principal LargeCap Growth Fund R6 Class - 06-3JH	42,627	28,771
Principal MidCap R6 Retirement Class - 06-6H4	123,585	258,963
Principal MidCap S&P 400 Index Fund R3 Class - 06-FPW	257,908	347,738
Principal MidCap S&P 400 Index Fund R6 Class - 06-3RN	69,998	39,719
Principal Real Estate Securities Fund R6 Class - 06-3CP	33,273	26,146
Principal Small Cap S&P 500 Index R6 Class - 06-4TV	27,724	7,955
Principal SmallCap Growth Fund I R6 Class - 06-3RP	55,050	39,556
Principal SmallCap S&P 600 Index Fund R3 Class - 06-FPX	289,936	282,343
Putnam Dynamic Asset Allocation Balanced Fund R6 Class - 06-GNN	12,707	5,211
Putnam Dynamic Asset Allocation Conservative Fund R6 Class - 06-GNT	-	5
Putnam Dynamic Asset Allocation Growth Fund A Class - 06-GNW	-	326
Putnam Dynamic Asset Allocation Growth Fund R6 Class - 06-GNX	1,090	14
Putnam Growth Opportunities Fund A Class - 06-938	251,016	184,984
Putnam Growth Opportunities Fund R6 Class - 06-GCG	204,783	381,026
Putnam Growth Opportunities Fund Y Class - 06-899	712,246	706,550
Putnam Large Cap Value A Class - 06-FCG	1,283,497	366,238
Putnam Large Cap Value R6 Class - 06-36H	3,359,456	649,201
Putnam Large Cap Value Y Class - 06-FCF	663,916	115,050
Putnam Sustainable Future Fund R6 Class - 06-3XC	67	98
Putnam Sustainable Leaders Fund R6 Class - 06-3XG	61,329	15,935
Russell Emerging Markets Fund S Class - 06-747	234	14,963
Russell Equity Income Fund S Class - 06-742	40,776	33,159
Russell Global Real Estate Securities Fund R6 Class - 06-FFM	67,740	180,166
Russell Global Real Estate Securities Fund S Class - 06-739	9,021	22,649
Russell Investment Grade Bond Fund S Class - 06-738	36,595	4,071
Russell LifePoints Balanced Strategy Fund R1 Class - 06-659	72,560	351,697
Russell LifePoints Balanced Strategy Fund R5 Class - 06-665	349,174	343,375
Russell LifePoints Conservative Strategy Fund R1 Class - 06-661	849	29,560
Russell LifePoints Conservative Strategy Fund R5 Class - 06-655	180	49,640
Russell LifePoints Equity Growth Strategy Fund R1 Class - 06-662	11,235	33,098
Russell LifePoints Equity Growth Strategy Fund R5 Class - 06-675	111,749	113,422
Russell LifePoints Growth Strategy Fund R1 Class - 06-663	296,799	1,537,571
Russell LifePoints Growth Strategy Fund R5 Class - 06-670	8,659	418,521
Russell LifePoints Moderate Strategy Fund R1 Class - 06-664	15,795	63,929
Russell LifePoints Moderate Strategy Fund R5 Class - 06-660	1,514	16,158
Russell Short Duration Bond Fund S Class - 06-748	15,236	5,902
Russell Sustainable Equity Fund S Class - 06-744	1,726	1,540
Russell U.S. Small Cap Equity Fund R6 Class - 06-GCM	4,751	33,244

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Russell U.S. Small Cap Equity Fund S Class - 06-749	22,170	29,226
State Street Equity 500 Index Admin Class - 06-225	17,262,722	30,023,864
State Street Equity 500 Index R Class - 06-167	4,943,274	6,403,295
State Street Target Retirement 2020 Fund K Class - 06-3TT	29,533	25,895
State Street Target Retirement 2025 Fund K Class - 06-3TV	515,018	186,228
State Street Target Retirement 2030 Fund K Class - 06-3TW	310,734	273,840
State Street Target Retirement 2035 Fund K Cl - 06-3VR	490,296	330,830
State Street Target Retirement 2040 Fund K Class - 06-3TY	217,277	65,647
State Street Target Retirement 2045 Fund K Class - 06-3V3	724,552	199,911
State Street Target Retirement 2050 Fund K Class - 06-3V4	454,413	89,194
State Street Target Retirement 2055 Fund K Class - 06-3V6	468,646	59,103
State Street Target Retirement 2060 Fund K Class - 06-3V7	423,637	205,747
State Street Target Retirement 2065 K Class - 06-64F	55,834	6,047
State Street Target Retirement Fund K Class - 06-3V9	138,011	143,964
T Rowe Price Capital Appr I Class - 06-4GM	1,588	90,244
T Rowe Price Div Mid Cap Gr Inst Class - 06-4TR	311,785	206,752
T Rowe Price Health Science I Class - 06-4GC	84,046	45,125
T Rowe Price Intl Discovery - 06-63M	121,977	110,525
T Rowe Price Ret 2065 Adv Class - 06-63R	167,102	57,196
T Rowe Price Ret 2065 Inst Class - 06-64G	1,092,367	261,413
T Rowe Price Ret 2065 R Class - 06-63W	103,802	15,653
T Rowe Price Spec Mod Gr I Inst Class - 06-4MP	90,610	57,332
T Rowe Price Value I Class - 06-4GV	5,165,810	6,420,264
T. Rowe Price Blue Chip Growth Fund I Class - 06-FFN	5,217,315	23,262,555
T. Rowe Price Blue Chip Growth Fund R Class - 06-720	4,343,637	2,923,080
T. Rowe Price Dividend Growth Fund I Class - 06-3W9	214,766	252,825
T. Rowe Price Equity Income Fund I Class - 06-FFP	314,811	487,655
T. Rowe Price Equity Income Fund R Class - 06-775	89,032	750,753
T. Rowe Price Equity Income Portfolio - 06-580	1,322,288	5,000,834
T. Rowe Price European Stock Fund - 06-755	426	208
T. Rowe Price Financial Services Fund I Class - 06-GPC	11,600	41,464
T. Rowe Price Growth Stock Fund Advisor Class - 06-308	1,443,006	11,352,706
T. Rowe Price Growth Stock Fund I Class - 06-FFR	7,984,114	6,837,903
T. Rowe Price Growth Stock Fund R Class - 06-780	321,870	921,333
T. Rowe Price International Stock Fund R Class - 06-715	30,647	65,562
T. Rowe Price International Value Equity Fund Advisor Class - 06-309	9,149	177,530
T. Rowe Price International Value Equity Fund I Class - 06-FFT	215,248	192,043
T. Rowe Price International Value Equity Fund R Class - 06-795	34,213	90,104
T. Rowe Price Mid-Cap Growth Fund I Class - 06-FFV	259,685	365,576
T. Rowe Price Mid-Cap Growth Fund R Class - 06-790	327,881	630,496
T. Rowe Price Mid-Cap Value Fund Advisor Class - 06-311	27,880	16,552
T. Rowe Price Mid-Cap Value Fund I Class - 06-FFW	268,555	228,612
T. Rowe Price Mid-Cap Value Fund R Class - 06-785	152,691	29,772
T. Rowe Price New America Growth Fund I Class - 06-3CY	1,726,996	225,568
T. Rowe Price New Horizons Fund IS Class - 06-3XK	21,942	107,474
T. Rowe Price Overseas Stock Fund I Class - 06-3RR	182,149	72,023
T. Rowe Price Retirement 2005 Fund Advisor Class - 06-573	32,753	28,887
T. Rowe Price Retirement 2005 Fund I Class - 06-GCN	49,253	137,435
T. Rowe Price Retirement 2005 Fund R Class - 06-576	24,109	54,794
T. Rowe Price Retirement 2010 Fund Advisor Class - 06-574	67,024	304,689
T. Rowe Price Retirement 2010 Fund I Class - 06-GCP	106,997	199,707
T. Rowe Price Retirement 2010 Fund R Class - 06-579	66,786	211,957
T. Rowe Price Retirement 2015 Fund Advisor Class - 06-774	221,611	1,870,326
T. Rowe Price Retirement 2015 Fund I Class - 06-FFY	1,072,427	1,597,230
T. Rowe Price Retirement 2015 Fund R Class - 06-776	75,169	380,324
T. Rowe Price Retirement 2020 Fund Advisor Class - 06-777	588,552	3,304,955
T. Rowe Price Retirement 2020 Fund I Class - 06-FGF	1,966,782	4,084,552
T. Rowe Price Retirement 2020 Fund R Class - 06-778	399,833	1,573,219
T. Rowe Price Retirement 2025 Fund Advisor Class - 06-779	1,912,457	7,763,795
T. Rowe Price Retirement 2025 Fund I Class - 06-FGG	6,514,872	4,461,509
T. Rowe Price Retirement 2025 Fund R Class - 06-781	629,985	2,012,476
T. Rowe Price Retirement 2030 Fund Advisor Class - 06-782	2,236,192	12,763,321
T. Rowe Price Retirement 2030 Fund I Class - 06-FGH	5,947,195	5,198,097
T. Rowe Price Retirement 2030 Fund R Class - 06-783	1,136,238	2,178,428
T. Rowe Price Retirement 2035 Fund Advisor Class - 06-784	2,943,597	10,635,339
T. Rowe Price Retirement 2035 Fund I Class - 06-FGJ	7,408,361	5,981,959
T. Rowe Price Retirement 2035 Fund R Class - 06-786	891,847	1,763,291
T. Rowe Price Retirement 2040 Fund Advisor Class - 06-787	1,451,633	4,966,635

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
T. Rowe Price Retirement 2040 Fund I Class - 06-FGK	5,660,699	3,974,855
T. Rowe Price Retirement 2040 Fund R Class - 06-789	830,327	1,469,673
T. Rowe Price Retirement 2045 Fund Advisor Class - 06-791	1,524,860	5,064,808
T. Rowe Price Retirement 2045 Fund I Class - 06-FGM	6,633,950	4,253,246
T. Rowe Price Retirement 2045 Fund R Class - 06-792	810,406	929,925
T. Rowe Price Retirement 2050 Fund Advisor Class - 06-793	1,430,995	4,566,080
T. Rowe Price Retirement 2050 Fund I Class - 06-FGN	5,738,905	3,358,030
T. Rowe Price Retirement 2050 Fund R Class - 06-794	636,012	837,248
T. Rowe Price Retirement 2055 Fund Advisor Class - 06-796	958,783	2,203,690
T. Rowe Price Retirement 2055 Fund I Class - 06-FGP	4,602,133	1,920,151
T. Rowe Price Retirement 2055 Fund R Class - 06-797	539,639	397,104
T. Rowe Price Retirement 2060 Fund Advisor Class - 06-CMP	652,318	1,028,885
T. Rowe Price Retirement 2060 Fund I Class - 06-FGR	3,674,641	1,327,643
T. Rowe Price Retirement 2060 Fund R Class - 06-CMR	409,545	278,603
T. Rowe Price Retirement Balanced I Fund Advisor Class - 06-798	101,391	240,765
T. Rowe Price Retirement Balanced I Fund I Class - 06-FFX	278,940	115,771
T. Rowe Price Retirement Balanced I Fund R Class - 06-799	103,675	136,029
Templeton Foreign Fund A Class - 06-312	45,166	32,843
Templeton Foreign Fund R Class - 06-920	141,269	188,282
Templeton Foreign Fund R6 Class - 06-GCR	82,171	4,116
Templeton Global Bond Fund A Class - 06-886	55,777	51,503
Templeton Global Bond Fund Advisor Class - 06-CNH	7	1,648
Templeton Global Bond Fund R Class - 06-887	8,044	34,920
Templeton Global Bond Fund R6 Class - 06-FGT	30,566	123,551
Templeton Growth Fund A Class - 06-313	9,825	10,696
Templeton Growth Fund R Class - 06-925	-	3,629
Templeton International Bond Fund A Class - 06-CHN	98,690	92,175
The Hartford Balanced Income Fund R6 Class - 06-3P9	69,244	16,802
The Hartford Dividend and Growth Fund R6 Class - 06-3NY	8,231,938	1,494,969
The Hartford International Opportunities Fund R6 Class - 06-3F7	533,784	164,727
The Hartford MidCap Fund R3 Class - 06-39R	5,626	2,616
The Hartford MidCap Fund R6 Class - 06-39T	42,539	721,368
The Hartford Total Return Bond Fund R6 Class - 06-3P6	31,824	15,677
The Hartford World Bond Fund R4 Class - 06-3YH	68,144	1,066,469
The Hartford World Bond Fund R6 Class - 06-3P7	11,214	2,397
Thornburg Developing World R6 Class - 06-4GW	233,969	11,982
Thornburg International Value Fund R3 Class - 06-990	309,092	313,969
Thornburg International Value Fund R5 Class - 06-316	469,741	433,570
Thornburg International Value Fund R6 Class - 06-GPF	238,414	46,509
Thornburg Investment Income Builder Fund R3 Class - 06-987	5,249	13,282
Thornburg Investment Income Builder Fund R5 Class - 06-986	12,001	174,316
Thornburg Limited Term Income Fund R3 Class - 06-995	796,967	2,062,776
Thornburg Limited Term Income Fund R5 Class - 06-953	3,099,346	4,423,044
Thornburg Limited Term Income Fund R6 Class - 06-GCV	5,106,603	9,027,441
Thornburg Limited Term U.S. Government Fund R3 Class - 06-104	7,483	25,374
Thornburg Smid Growth R3 Class - 06-985	8,930	102,705
Thornburg Smid Growth R5 Class - 06-314	157,672	240,397
Thornburg Strategic Income R6 Class - 06-4XJ	4,889,458	3,630,684
Thornburg Value Fund R3 Class - 06-109	13,648	5,901
TIAA CREF Intl Opps Retl Adv Class - 06-6J9	4,498	472
TIAA-CREF Bond Index Fund Institutional Class - 06-FGV	630,609	537,508
TIAA-CREF Bond Index Fund Retirement Class - 06-434	457,874	464,448
TIAA-CREF Bond Plus Fund Institutional Class - 06-3F4	305,002	148,860
TIAA-CREF Bond Plus Fund Retirement Class - 06-939	50,301	3,609
TIAA-CREF Core Impact Bd Institutional Class - 06-GCW	273,921	135,037
TIAA-CREF Core Impact Bd R Class - 06-CNK	8,505	2,491
TIAA-CREF Emerging Markets Equity Index Fund Retirement Class - 06-020	150,275	192,447
TIAA-CREF Growth & Income Fund Institutional Class - 06-FGW	219,945	342,255
TIAA-CREF Growth & Income Fund Retirement Class - 06-433	170,154	213,473
TIAA-CREF International Equity Index Fund Institutional Class - 06-FGX	3,241,562	2,376,229
TIAA-CREF International Equity Index fund Retirement Class - 06-428	1,361,740	1,187,518
TIAA-CREF Large-Cap Growth Fund Retirement Class - 06-942	297,617	38,239
TIAA-CREF Large-Cap Growth Index Fund Institutional Class - 06-FGY	5,074,272	5,371,430
TIAA-CREF Large-Cap Growth Index Fund Retirement Class - 06-431	3,254,281	3,652,319
TIAA-CREF Large-Cap Value Fund Retirement Class - 06-943	13	5,543
TIAA-CREF Large-Cap Value Index Fund Institutional Class - 06-FHC	3,995,383	4,180,731
TIAA-CREF Large-Cap Value Index Fund Retirement Class - 06-429	791,244	1,875,856
TIAA-CREF Lifecycle 2025 Fund Institutional Class - 06-36N	18,788	1,274

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
TIAA-CREF Lifecycle 2030 Fund Institutional Class - 06-36P	828,160	29,517
TIAA-CREF Lifecycle 2035 Fund Institutional Class - 06-36R	32,303	415,227
TIAA-CREF Lifecycle 2040 Fund Institutional Class - 06-36T	38,623	7,108
TIAA-CREF Lifecycle 2045 Fund Institutional Class - 06-36V	13,502	13,908
TIAA-CREF Lifecycle 2050 Fund Institutional Class - 06-36W	16,516	2,308
TIAA-CREF Lifecycle 2055 Fund Institutional Class - 06-37C	13,854	57,089
TIAA-CREF Lifecycle 2060 Fund Institutional Class - 06-36Y	26,495	569
TIAA-CREF Lifecycle 2065 Instl Class - 06-64H	1,771	11
TIAA-CREF Lifecycle Idx 2065 Inst Class - 06-4XR	3,828,611	740,834
TIAA-CREF Lifecycle Idx 2065 R Class - 06-4XT	1,341,926	235,251
TIAA-CREF Lifecycle Index 2010 Fund Institutional Class - 06-FHF	1,241,862	2,185,267
TIAA-CREF Lifecycle Index 2010 Fund Retirement Class - 06-032	542,617	1,439,711
TIAA-CREF Lifecycle Index 2015 Fund Institutional Class - 06-FHG	3,696,208	3,409,356
TIAA-CREF Lifecycle Index 2015 Fund Retirement Class - 06-033	879,808	3,252,352
TIAA-CREF Lifecycle Index 2020 Fund Institutional Class - 06-FHH	12,082,444	13,506,087
TIAA-CREF Lifecycle Index 2020 Fund Retirement Class - 06-034	2,348,622	8,066,370
TIAA-CREF Lifecycle Index 2025 Fund Institutional Class - 06-FHJ	23,674,746	20,008,306
TIAA-CREF Lifecycle Index 2025 Fund Retirement Class - 06-035	6,543,572	13,096,143
TIAA-CREF Lifecycle Index 2030 Fund Institutional Class - 06-FHK	29,266,419	17,529,596
TIAA-CREF Lifecycle Index 2030 Fund Retirement Class - 06-036	8,044,994	12,163,622
TIAA-CREF Lifecycle Index 2035 Fund Institutional Class - 06-FHM	34,745,359	16,237,465
TIAA-CREF Lifecycle Index 2035 Fund Retirement Class - 06-037	8,534,720	10,667,729
TIAA-CREF Lifecycle Index 2040 Fund Institutional Class - 06-FHN	28,270,225	15,675,632
TIAA-CREF Lifecycle Index 2040 Fund Retirement Class - 06-038	8,283,893	7,500,714
TIAA-CREF Lifecycle Index 2045 Fund Institutional Class - 06-FHP	26,061,734	13,413,487
TIAA-CREF Lifecycle Index 2045 Fund Retirement Class - 06-039	6,602,969	6,851,129
TIAA-CREF Lifecycle Index 2050 Fund Institutional Class - 06-FHR	23,429,862	12,012,163
TIAA-CREF Lifecycle Index 2050 Fund Retirement Class - 06-040	7,301,954	7,351,453
TIAA-CREF Lifecycle Index 2055 Fund Institutional Class - 06-FHT	19,799,798	9,622,698
TIAA-CREF Lifecycle Index 2055 Fund Retirement Class - 06-041	5,676,895	5,221,379
TIAA-CREF Lifecycle Index 2060 Fund Institutional Class - 06-FHV	13,105,810	5,568,247
TIAA-CREF Lifecycle Index 2060 Fund Retirement Class - 06-CMV	4,575,531	2,833,853
TIAA-CREF Lifecycle Index Retirement Income Fund Institutional Class - 06-FHW	3,170,551	2,542,291
TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Class - 06-042	159,914	177,349
TIAA-CREF Lifestyle Aggressive Growth Fund Institutional Class - 06-3CK	75,085	39,256
TIAA-CREF Lifestyle Conservative Fund Institutional Class - 06-3CG	65,904	85,531
TIAA-CREF Lifestyle Growth Fund Institutional Class - 06-3CJ	25,606	145,515
TIAA-CREF Lifestyle Moderate Fund Institutional Class - 06-3CH	16,777	188,427
TIAA-CREF Mid-Cap Growth Fund Retirement Class - 06-944	41,520	37,446
TIAA-CREF Real Estate Securities Fund Institutional Class - 06-3MH	82,836	104,747
TIAA-CREF Social Choice Equity Fund Institutional Class - 06-GCX	1,144,917	446,024
TIAA-CREF Social Choice Equity Fund Retirement Class - 06-432	302,960	444,068
TIAA-CREF Social Choice International Equity Fund Institutional Class - 06-GCY	46,400	28,823
Timothy Plan Conservative Growth Fund A Class - 06-339	7,824	5,379
Timothy Plan Strategic Growth Fund A Class - 06-341	5,477	7,777
Touchstone Flexible Income Fund A Class - 06-703	108,087	2,212
Touchstone Focused Fund A Class - 06-619	-	84,085
Touchstone Focused Fund Y Class - 06-624	4,558	5,413
Touchstone Growth Opportunities Fund A Class - 06-699	18,665	11,749
Touchstone Large Cap Focused Fund Institutional Class - 06-3GK	51,259	4,457
Touchstone Mid Cap Growth Fund Institutional Class - 06-GPJ	-	57
Touchstone Sustainability and Impact Equity Fund A Class - 06-701	29,329	3,671
Touchstone Value Fund A Class - 06-702	1	307
TRowe Price Global Alloc I Class - 06-47W	63,895	3,752
UndscvrdMgrs Behavioral Val R6 Class - 06-4FX	5,798	1,454
USAA Intermediate Term Bond Fund R6 Class - 06-4NT	379,089	4,386
USAA Nasdaq 100 Index Fund R6 Class - 06-4NV	170,583	5,083
Vanguard 500 Index Fund Admiral Class - 06-FHY	35,073,831	29,885,712
Vanguard Balanced Index Fund Admiral Class - 06-FJC	791,165	4,145,913
Vanguard Consmr Disc Idx Adm Inst Class - 06-4Y3	125,346	235
Vanguard Developed Markets Index Fund Admiral Class - 06-FJF	3,638,670	3,482,938
Vanguard Dividend Growth Fund Investor Shares Inv Class - 06-4CY	335,961	720,143
Vanguard Emerging Markets Stock Index Fund Admiral Class - 06-FJG	919,897	470,625
Vanguard Energy Fund Admiral Class - 06-FJH	270,421	607,752
Vanguard Energy Index Adm Institutional Class - 06-6N6	18,101	2,876
Vanguard Equity Income Fund Admiral Class - 06-FJJ	11,713,041	11,456,786

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Vanguard European Stock Index Fund Inst Class - 06-4PP	7,682	7,728
Vanguard Explorer Fund Admiral Class - 06-FJK	7,523,191	3,324,905
Vanguard Extended Market Index Fund Admiral Class - 06-FJM	245,610	450,320
Vanguard Financials Idx Admiral Class - 06-4G7	29,910	1,221
Vanguard FTSE All-World ex-US Index Fund Admiral Class - 06-3CC	43,612	6,035
Vanguard FTSE Social Index Fund Admiral Class - 06-3WM	591,409	307,123
Vanguard GNMA Fund Admiral Class - 06-GFM	404,279	269,964
Vanguard Growth and Inc Adm Inst Class - 06-4MV	301,093	124,978
Vanguard Growth Index Fund Admiral Class - 06-FJN	4,020,174	4,684,296
Vanguard Health Care Fund Admiral Class - 06-FJP	104,323	87,758
Vanguard Health Care Idx Adm Inst Class - 06-4MW	269,198	68,120
Vanguard High Div Yld Idx Adm Inst Class - 06-4MX	21,938	853
Vanguard High-Yield Corporate Fund Admiral Class - 06-FJR	1,696,794	1,762,849
Vanguard Inflation-Protected Securities Fund Admiral Class - 06-GFC	790,024	701,465
Vanguard Info Tech Idx Admiral Class - 06-4G9	546,157	213,442
Vanguard Intermediate-Term Bond Index Fund Admiral Class - 06-FJT	3,086,527	2,025,062
Vanguard Intermediate-Term Investment-Grade Fund Admiral Class - 06-FJV	433,064	149,735
Vanguard Intermediate-Term Treasury Fund Admiral Class - 06-FJW	515,013	501,811
Vanguard Intermediate-Term Treasury Index Fund Admiral Class - 06-3C9	145,658	52,329
Vanguard International Growth Fund Admiral Class - 06-3F6	6,730,901	5,644,829
Vanguard Intl Hi Div Yld Adm Inst Class - 06-64K	3,392	126
Vanguard Intl Value Inv Class - 06-4XG	52,333	176,850
Vanguard LifeStrategy Conservative Growth Fund Investor Class - 06-FJX	524,017	1,466,219
Vanguard LifeStrategy Growth Fund Investor Class - 06-FJY	2,748,853	1,039,288
Vanguard LifeStrategy Income Fund Investor Class - 06-FKC	210,537	149,342
Vanguard LifeStrategy Moderate Growth Fund Investor Class - 06-FKF	1,041,073	1,088,817
Vanguard Long-Term Investment-Grade Fund Admiral Class - 06-GJY	132,969	23,414
Vanguard Materials Index Fund Admiral Class - 06-FKG	17,605	19,976
Vanguard Mid-Cap Growth Fund Investor Class - 06-FKH	1,493,547	1,919,702
Vanguard Mid-Cap Growth Index Fund Admiral Class - 06-3YP	3,014,368	2,035,896
Vanguard Mid-Cap Index Fund Admiral Class - 06-FKJ	10,103,088	9,439,962
Vanguard Mid-Cap Value Index Fund Admiral Class - 06-3YN	2,089,495	1,652,631
Vanguard REIT Index Fund Admiral Class - 06-FKK	1,180,963	1,484,802
Vanguard Selected Value Fund Investor Class - 06-FKM	493,385	1,186,696
Vanguard Short Term Federal Fund Investor Class - 06-305	162,027	153,582
Vanguard Short-Term Federal Fund Admiral Class - 06-3CR	15,784	24
Vanguard Short-Term Inv Gr Adm Inst Class - 06-4N9	1,515,961	1,318,199
Vanguard Short-Term Treasury Fund Inst Class - 06-4PR	588	22,353
Vanguard Small-Cap Growth Index Fund Admiral Class - 06-FKP	1,829,649	2,941,694
Vanguard Small-Cap Index Fund Admiral Class - 06-FKR	8,024,173	5,684,936
Vanguard Small-Cap Value Index Fund Admiral Class - 06-FKN	2,584,563	2,079,435
Vanguard Strategic Equity Inv Inv Class - 06-4MY	115,114	65,822
Vanguard Target Retirement 2020 Fund Investor Class - 06-FKW	1,866,165	1,709,979
Vanguard Target Retirement 2025 Fund Investor Class - 06-FKX	5,136,102	5,281,822
Vanguard Target Retirement 2030 Fund Investor Class - 06-FKY	5,589,804	5,111,443
Vanguard Target Retirement 2035 Fund Investor Class - 06-FMC	5,619,004	2,737,288
Vanguard Target Retirement 2040 Fund Investor Class - 06-FMF	6,878,652	3,729,921
Vanguard Target Retirement 2045 Fund Investor Class - 06-FMG	5,635,346	2,945,849
Vanguard Target Retirement 2050 Fund Investor Class - 06-FMH	6,072,419	2,965,945
Vanguard Target Retirement 2055 Fund Investor Class - 06-FMJ	3,988,502	1,804,453
Vanguard Target Retirement 2060 Fund Investor Class - 06-FMK	2,973,937	743,695
Vanguard Target Retirement 2065 Fund Investor Class - 06-34V	899,639	204,147
Vanguard Target Retirement Income Fund Investor Class - 06-FMM	1,233,987	999,415
Vanguard Total Bond Market Index Fund Admiral Class - 06-FMN	18,827,534	15,528,606
Vanguard Total International Bond Index Fund Admiral Class - 06-FMP	79,610	60,078
Vanguard Total International Stock Index Fund Admiral Class - 06-FMR	30,102,258	28,628,615
Vanguard Total Stock Market Index Fund Admiral Class - 06-FMT	7,196,022	9,785,847
Vanguard Trgt Retire 2070 Inv Class - 06-6MJ	51,905	4,658
Vanguard U.S Growth Fund Admiral Class - 06-FMV	11,018,874	12,536,733
Vanguard Utilities Idx Adm Inst Class - 06-4N7	12,448	13,133
Vanguard Value Index Fund Admiral Class - 06-FMW	1,855,588	1,347,809
Vanguard VIF Small Company Growth Portfolio - 06-119	2,067,785	4,456,494
Vanguard Wellesley Income Fund Admiral Class - 06-GCT	161,896	92,548
Vanguard Wellington Fund Admiral Class - 06-GFF	428,203	126,050
Vanguard Windsor II Admiral Inst Class - 06-4V3	759,331	896,804
Victory Integrity Mid-Cap Value Fund R6 Class - 06-3RF	59,784	81,222
Victory Integrity Small-Cap Value Fund R6 Class - 06-3JN	214,641	11,837
Victory RS Small Cap Growth Fund R6 Class - 06-33C	7,054	187,689

AUL American Unit Trust

NOTES TO FINANCIAL STATEMENTS (continued)

4. Investment Transactions (continued)

Fund Name	Purchases	Sales
Victory Sycamore Established Value Fund A Class - 06-581	528,089	1,024,017
Victory Sycamore Established Value Fund R Class - 06-583	94,174	156,771
Victory Sycamore Established Value Fund R6 Class - 06-FMX	962,480	1,475,338
Victory Sycamore Small Company Opportunity Fund A Class - 06-582	49,373	25,819
Victory Sycamore Small Company Opportunity Fund R Class - 06-584	31,424	85,116
Victory Sycamore Small Company Opportunity Fund R6 Class - 06-FMY	30,928	1,190
Victory Trivalent International Small-Cap Fund R6 Class - 06-GFH	72,810	90,283
Virtus AllianzGI Small Cap R6 Class - 06-3YT	6,899	528
Virtus Ceredex Large Cap Value Equity Fund A Class - 06-804	79,348	68,343
Virtus Ceredex Large Cap Value Equity Fund Institutional Class - 06-803	141,564	625,153
Virtus Ceredex Large Cap Value Equity Fund R6 Class - 06-FFJ	937,635	738,839
Virtus Ceredex Mid-Cap Value Equity Fund A Class - 06-807	20,133	6,829
Virtus Ceredex Mid-Cap Value Equity Fund Institutional Class - 06-806	70,830	247,520
Virtus Ceredex Mid-Cap Value Equity Fund R6 Class - 06-FFK	163,576	179,452
Virtus Ceredex Small Cap Value Equity Fund A Class - 06-809	1	415
Virtus Ceredex Small Cap Value Equity Fund Institutional Class - 06-808	-	3,392
Virtus NFJ Dividend Value A Class - 06-4WJ	11,514	41,580
Virtus NFJ Dividend Value Fund Administrative Class - 06-202	226	290
Virtus NFJ Mid-Cap Value A Class - 06-4WK	83,456	60,423
Virtus NFJ Mid-Cap Value Fund Administrative Class - 06-765	73,410	265,550
Virtus NFJ Small-Cap Value A Class - 06-4WM	46,132	288,276
Virtus NFJ Small-Cap Value Fund Administrative Class - 06-231	191,327	96,233
Virtus NFJ Small-Cap Value Fund R6 Class - 06-CPJ	154,283	6,667
Virtus Seix High Income Fund A Class - 06-801	1,541	625
Virtus Seix Total Return Bond Fund A Class - 06-811	5,414	13,878
Virtus Seix Total Return Bond Fund R6 Class - 06-3CX	11,096	7,852
Voya Interm Bond R6 Retirement Class - 06-4NR	77,151	893
Voya Small Cap Growth Inst Class - 06-6KM	3,285,585	262,953
Western Asset Core Plus Bond Fund FI Class - 06-713	246,931	459,011
Western Asset Core Plus Bond Fund IS Class - 06-GFJ	1,441,144	4,003,727
Western Asset Core Plus Bond Fund R Class - 06-718	4,523	38,952
TOTAL	$ 1,761,573,852	$ 1,648,707,552

5. Indemnifications

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

6. Subsequent Events

Management has evaluated the impact of all subsequent events through April 29, 2024, the date the financials were available to be issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

American United Life Insurance Company

(A wholly-owned subsidiary of OneAmerica Financial Partners, Inc.)

Report of Independent Auditors on
Statutory Financial Statements and Supplemental Schedules

December 31, 2023 and 2022

Report of Independent Auditors

To the Board of Directors of American United Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2023 and 2022, and the related statutory statements of operations and changes in surplus, and of cash flows for the years then ended, including the related notes (collectively referred to as the "financial statements").

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors' Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

PricewaterhouseCoopers LLP, 101 West Washington Street, Suite 1300, Indianapolis, Indiana 46204

T: (317) 222 2202, www.pwc.com/us

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors' Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors' report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company's ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

2

Supplemental Information

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of assets and liabilities, summary investment schedule, schedule of investment risk interrogatories and schedule of reinsurance disclosures (collectively referred to as the "supplemental schedules") of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Indianapolis, Indiana

April 12, 2024

3

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus

December 31, 2023 and 2022

(In thousands)

	2023	2022
Admitted assets
Bonds, at amortized cost (market value of $10,689,170 and $9,847,860)	$11,550,705	$11,064,505
Stocks
Preferred, at cost (market value of $16,974 and $1,984)	17,000	2,000
Common
Affiliated (cost of $2,964 and $964)	6,803	6,894
Unaffiliated (cost of $74,242 and $76,259)	75,910	78,045
Mortgage loans	2,430,793	2,428,351
Real estate	87,575	88,686
Other invested assets	596,396	498,696
Receivables for securities	1,812	-
Securities lending reinvested collateral	374,495	386,547
Derivatives	8,069	5,709
Contract loans	653,907	539,734
Cash and short-term investments (market value of $121,533 and ($17,182))	121,519	(17,182)
Total cash and invested assets	15,924,984	15,081,985
Other
Premiums deferred and uncollected	96,789	91,521
Reinsurance receivables	74,176	51,792
Investment income due and accrued	132,915	119,872
Federal income tax recoverable	36,637	20,313
Net deferred tax asset	121,308	108,795
Corporate owned life insurance	502,538	477,221
Admitted disallowed IMR	12,406	-
Other assets	75,417	36,786
Total admitted assets, excluding separate accounts	16,977,170	15,988,285
Separate account assets	20,168,957	16,992,189
Total admitted assets	$37,146,127	$32,980,474

The accompanying notes are an integral part of these statutory financial statements.

4

American United Life Insurance Company

Statutory Statements of Admitted Assets, Liabilities and Surplus, continued

December 31, 2023 and 2022

(In thousands, except share amounts)

	2023	2022
Liabilities and surplus
Policy reserves
Life reserves	$3,444,945	$3,170,590
Annuity reserves	9,158,649	8,500,721
Accident and health reserves	237,792	249,283
Other reserves	66,054	68,961
	12,907,440	11,989,555
Policy and contract liabilities
Policy claims in process of settlement	59,099	67,826
Policy dividends payable	29,170	28,589
Deposit-type contracts	1,867,539	1,821,535
Other policy and contract liabilities	17,388	5,972
	1,973,196	1,923,922
General liabilities and other reserves
Accrued commissions and general expenses	228,021	173,280
Taxes, licenses and fees	6,225	5,990
Asset valuation reserve	204,354	187,267
Payable for securities lending	374,495	386,547
Derivatives	3,060	1,462
Other liabilities	126,463	125,935
Total liabilities, excluding separate accounts	15,823,254	14,793,958
Separate account liabilities	20,168,957	16,992,189
Total liabilities	35,992,211	31,786,147

Common capital stock, $100 par value, authorized 50,000 shares; issued and outstanding 50,000 shares	5,000	5,000
Surplus notes	75,000	75,000
Gross paid in and contributed surplus	369,250	369,250
Special surplus funds - admitted disallowed IMR	12,406	-
Unassigned surplus	692,260	745,077
Total surplus	1,153,916	1,194,327
Total liabilities and surplus	$37,146,127	$32,980,474

The accompanying notes are an integral part of these statutory financial statements.

5

American United Life Insurance Company

Statutory Statements of Operations

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Premium and other income
Premium income	$5,278,738	$4,923,290
Net investment income	669,583	575,721
Amortization (accretion) of interest maintenance reserve	(791)	2,169
Ceding commissions, expense allowances and reserve adjustments	67,677	76,229
Other income	145,870	116,341
	6,161,077	5,693,750
Benefits and expenses
Benefits	4,306,857	4,493,825
Increase (decrease) in policy and contract reserves	917,885	(1,644,753)
Separate account transfers	252,235	(179,676)
General expenses	447,413	402,264
Commissions and service fees	203,334	193,608
Taxes, licenses and fees	31,894	30,568
Transfer of reserves under coinsurance ceded agreement	-	2,478,645
Reinsurance transaction expense	-	17,938
Other	6,228	2,463
	6,165,846	5,794,882
Net gain (loss) from operations before dividends to policyholders, federal income taxes, and net realized capital gains (losses)	(4,769)	(101,132)

Dividends to policyholders	30,700	28,393
Federal income tax expense (benefit)	(32,997)	(11,756)
Net gain (loss) from operations before net realized capital gains (losses)	(2,472)	(117,769)

Net realized capital gains (losses), net of federal income tax expense (benefit) of $14 and ($2,552), and net transfers of capital gains (losses) to the interest maintenance reserve of ($642) and ($4,622), in 2023 and 2022, respectively	(2,561)	(6,563)
Net income (loss)	$(5,033)	$(124,332)

The accompanying notes are an integral part of these statutory financial statements.

6

American United Life Insurance Company

Statutory Statements of Changes in Surplus

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Surplus, beginning of year	$1,194,327	$1,371,011

Net income (loss)	(5,033)	(124,332)
Change in unrealized gains and losses	14,212	(6,106)
Change in net deferred income tax	18,987	39,441
Change in net unrealized gain (loss) on foreign exchange	296	6,271
Change in asset valuation reserve	(17,087)	(8,842)
Change in nonadmitted assets	(47,844)	(58,916)
Change in surplus as a result of reinsurance	(1,465)	(8,635)
Change in pension liability	(3,529)	17,651
Dividends to shareholders	-	(30,000)
Prior period reserve adjustment	-	(1,903)
Other	1,052	(1,313)
Surplus, end of year	$1,153,916	$1,194,327

The accompanying notes are an integral part of these statutory financial statements.

7

American United Life Insurance Company

Statutory Statements of Cash Flow

Years Ended December 31, 2023 and 2022

(In thousands)

	2023	2022
Cash from operations
Premiums and other policy considerations	$5,264,756	$4,917,988
Investment income	666,720	577,202
Other income	179,852	162,388
	6,111,328	5,657,578
Benefits and separate account transfers	4,544,717	4,409,834
Commissions and general expenses	680,245	679,635
Federal income taxes including ($628) and ($7,174) for 2023 and 2022, respectively, on capital gains (losses)	(17,302)	(11,079)
Dividends to policyholders	30,119	24,049
	5,237,779	5,102,439
Net cash provided (used) from operations	873,549	555,139

Cash from investments
Proceeds from investments sold, redeemed or matured
Bonds	555,699	1,364,964
Stocks	2,016	11,328
Mortgage loans	218,062	326,756
Miscellaneous proceeds	80,852	274,174
	856,629	1,977,222

Cost of investments acquired
Bonds	1,040,370	2,097,419
Stocks	17,000	12,301
Mortgage loans	220,766	275,256
Real estate	6,140	5,215
Other invested assets	131,630	193,550
	1,415,906	2,583,741
Increase in contract loans	114,173	65,246
Net cash provided (used) from investments	(673,448)	(671,763)

Cash from financing and miscellaneous sources
Net deposits on deposit-type contracts	46,004	293,720
Dividends to shareholders	-	(30,000)
Other (uses) sources	(107,404)	(236,607)
Net cash provided (used) from financing and miscellaneous sources	(61,400)	27,113
Net change in cash	138,701	(89,511)
Cash and cash equivalents, beginning of year	(17,182)	72,329

Cash and cash equivalents, end of year	$121,519	$(17,182)

Supplemental disclosures for non-cash transactions:
Capitalized interest	$5,569	$3,469
Transfers of invested assets under coinsurance ceded agreement	-	2,440,990
Contribution to subsidiary	-	3,000

The accompanying notes are an integral part of these statutory financial statements.

8

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

1.	Nature of Operations

American United Life Insurance Company (“AUL” or the “Company”) is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third-party administrators. Forty-five percent of AUL’s direct premiums for the year ended December 31, 2023 were generated in six states: Indiana, California, Texas, Pennsylvania, Illinois, and Missouri.

On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. (“AUMIHC”), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. (“OneAmerica”). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2.	Significant Accounting Policies

Basis of Presentation

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner.

In 2018, the Insurance Commissioner of Indiana provided the Company approval for a permitted practice regarding the calculation of the reserve credit related to a reinsurance transaction. This permitted practice allows the company to calculate the reserve credit for Pension Risk Transfer longevity risk treaties using a net premium reserve approach similar to that used for life insurance products. This practice differs from NAIC statutory accounting practices and procedures. A reconciliation of the Company’s net income and surplus for 2023 and 2022 between NAIC SAP and practices permitted by the State of Indiana follows:

	SSAP #	2023	2022
Audited statutory net income (loss), Indiana state basis		$(5,033)	$(124,332)
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	17,937	-
Statutory net income (loss), NAIC SAP		$(22,970)	$(124,332)

Audited statutory surplus, Indiana state basis		$1,153,916	$1,194,327
State permitted practice
Difference in the accounting and reporting for reserve values on PRT plans	51R	17,937	-
Statutory surplus, NAIC SAP		$1,135,979	$1,194,327

9

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America (“GAAP”). These differences are presumed to be material. The most significant of the variances are as follows:

●	Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

●	Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

●	An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the fair value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of bonds resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

●	Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally stated at amortized cost rather than at fair value.

●	Certain assets designated as “nonadmitted assets” are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

●	Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

●	The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

●	Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries’ surplus is based on the subsidiaries’ statutory amounts rather than GAAP amounts.

●	Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

●	The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

●	Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

●	The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

10

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Correction of Error

In 2022, the Company corrected errors identified during model conversion of its valuation systems. As a result, surplus and current federal income tax were overstated $1.9 million and $0.5 million, respectively, and reserves were understated $2.4 million as of December 31, 2021. The errors were corrected as a direct decrease to surplus, net of the current tax impact, in 2022.

Investments

Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are generally stated at amortized cost. The Company holds fixed income ETFs that are classified as SVO-identified securities using the systematic value approach. The Company uses the scientific method for amortizing debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or fair value. Unaffiliated common stocks are carried at fair value. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in “Net realized capital gains (losses).” The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the fair value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

Real estate occupied by the Company is carried at cost less accumulated depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or fair value.

Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates fair value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company’s ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

The Company participates in securities lending programs whereby marketable securities in its investment portfolio are transferred to independent brokers or dealers in exchange for cash collateral.

The Company recognizes collateral as an asset, which is reported as “Securities lending reinvested collateral” at amortized cost on the balance sheet with a corresponding liability for the obligation to return the collateral to the borrower, which is reported as “Payable for securities lending.” The collateral level is set at 102% of the value of loaned securities.

11

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company is the owner and beneficiary of life insurance policies included in the corporate owned life insurance at their cash surrender values. At December 31, 2023, the cash surrender value in an investment vehicle is $502.5 million and is allocated into the following categories based on primary underlying investment characteristics: 12% bonds, 23% stocks, 3% mortgage loans, 1% cash and short-term investments, and 61% other invested assets.

Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company’s accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond’s carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 – Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security.

Property and Equipment

Property and equipment is carried at cost, net of accumulated depreciation of $109.3 million and $82.7 million as of December 31, 2023 and 2022, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2023 and 2022 was $17.8 million and $24.6 million, respectively.

Separate Accounts

The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on fair value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

12

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Premiums Deferred and Uncollected

Premiums deferred and uncollected represent annual or fractional premiums that are due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

Admitted Disallowed IMR

In August 2023, the NAIC adopted INT 23-01 which permitted insurers to admit negative IMR, or disallowed IMR, up to 10% of adjusted capital and surplus. The Company has had no allocated gains/losses to IMR as a result of derivative transactions. The below relates to the general account as of December 31, 2023. The Company has also admitted a net negative (disallowed) IMR balance of $1.2 million related to its separate accounts.

Net negative (disallowed) IMR	$12,406
Admitted disallowed IMR	12,406
Adjusted capital and surplus per INT 23-01, paragraph 9.a.	1,029,790
Admitted disallowed IMR % of adjusted capital and surplus:	1.2%

The fixed income investments generating IMR losses comply with the Company’s documented investment and asset-liability management policies. The transactions resulting in the IMR losses were not compelled by liquidity pressures and was a prudent strategy to improve investment yield, quality, and duration matching.

Policy Reserves

Life reserves are based on statutory mortality tables using assumed interest rates ranging from 2.25 percent to 6.00 percent. The mortality tables used for the majority of life policies are the 1941, 1958, 1980, 2001 Commissioners Standard Ordinary (“CSO”) and 2017 CSO prescribed by the NAIC. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.00 percent to 11.25 percent.

The aggregate reserves established for life, health and annuity policies, primarily developed by actuarial methods, generally are equal to or exceed the minimum valuation required by law and/or guaranteed policy cash values.

Premium Income and Related Benefits and Expenses

Premiums, net of reinsurance, on traditional life, interest-sensitive life, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

Investment Income

Investment income is recognized as earned, net of related investment expenses.

13

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Leasing Arrangements

The Company leases office space and equipment under various non-cancelable operating leases. Rent expense was $2.3 million and $2.1 million for the years ended December 31, 2023 and 2022, respectively. Future lease commitments are as follows: 2024, $0.7 million; 2025, $0.6 million; 2026, $0.6 million; 2027, $0.6 million; 2028, $0.4 million; thereafter $0.0 million.

Federal Income Taxes

Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, New Ohio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with OneAmerica, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

Tax loss contingencies are recognized, measured, presented, and disclosed in the financial statements in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. As of December 31, 2023 and 2022, the Company did not record any liability for tax contingencies. Refer to Note 10 – Federal Income Taxes for additional detail.

Reinsurance Receivables

Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risks, and risks associated with changes in the estimated fair values of the Company’s liabilities driven by the equity market. The Company also uses derivatives, including credit default swaps and credit default swap index, to hedge credit risk associated with its reinsurance receivables and credit spread risk on uninvested cash. Other than its foreign exchange swaps, management has elected not to apply hedge accounting for its derivative positions, but these instruments do provide an assumed economic hedge against certain anticipated transactions.

14

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value when they are not utilized in a qualified effective hedging relationship. Changes within fair value are included in the Statutory Statements of Operations and Changes in Surplus. At the time the contracts expire or are terminated, any difference between the cash received, and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities. Refer to Note 4-Investments for additional information.

Estimates

The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.	Affiliations, Acquisitions, Dispositions and Other Significant Transactions

The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life’s reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML’s reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2023, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2023, statutory surplus was $603.5 million and $56.5 million for State Life and PML, respectively.

AUL provides administrative and management services to State Life under an administrative agreement. Fees earned during 2023 and 2022 for such services were $113.4 million and $79.2 million, respectively. Prior to the reinsurance transaction in 2021, AUL provided administrative services to PML.

In July 2002, the Company’s Reinsurance operations, including its life, long-term care, and international reinsurance business were sold to Employers Reinsurance Corporation (ERC), a subsidiary of General Electric Company (GE), through 100% indemnity reinsurance transactions. ERC was subsequently sold by GE. ERC’s retrocessions were all novated to Employers Reassurance Corporation (ERAC), another subsidiary of GE. The liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of the company with a corresponding reinsurance receivable from ERAC. A trust account has been established which provides for securities to be held in support of a portion of the reinsurance receivables. The fair value of investments held in this trust was $1,905.9 million and $1,816.5 million at December 31, 2023 and December 31, 2022, respectively. Additionally, GE has a capital maintenance agreement with ERAC to maintain ERAC’s capital over time at no less than 300% of the Authorized Control Level of the NAIC. Effective for year-end 2017, GE announced a statutory reserve strengthening in ERAC which ultimately may trigger the need for GE to honor the capital maintenance agreement. However, instead of making an immediate contribution, ERAC received a permitted practice from the Kansas Insurance Department to gradually fund the reserve strengthening over a period of seven years. As of the balance sheet date, ERAC has made six of the seven contributions agreed to in the permitted practice, and a seventh payment was completed in February 2024. There also is a claims payment guarantee from Westport Life Insurance Company (formerly ERC) with respect to the business AUL ceded to ERAC as well as other business reinsured by Westport Life while it was owned by GE Capital. The potential aggregate amount of liabilities, under the guarantee, of Westport Life is higher than its capital and surplus.

15

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

As a result of the ERAC transaction, a deferred gain was recorded on the Company’s consolidated balance sheet in accordance with the authoritative guidance for reporting for reinsurance of short-duration and long-duration contracts. The gain was amortized into earnings at the rate that the premiums were recorded. The Company recognized $4.5 million of the deferred gain amortization in 2022. The deferred gain was fully amortized into earnings as of December 31, 2022.

The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

The Company earned fees of $1.0 million in both 2023 and 2022 from OAS. OAS provided certain administrative services to AUL for fees of $1.6 million and $1.7 million in 2023 and 2022, respectively. The Company made a $2.0 million capital contribution to OAS in 2023 and none in 2022. The Company received dividends of $6.0 million from OAS in 2023 and no dividends in 2022.

The Company earned fees of $1.8 million and $1.1 million in 2023 and 2022, respectively, from the McCready & Keane Inc. management services agreement.

The Company earned fees of $0.0 million and $0.4 million in 2023 and 2022, respectively, from RMS. The Company made no noncash capital contributions to RMS in 2023 and made a noncash capital contribution to RMS of $3.0 million in 2022. During 2023 and 2022, the Company recognized a realized impairment loss of $2.0 million and $1.9 million, respectively, on its investment in RMS.

During 2023 and 2022, the Company provided administrative and management services to an affiliate, OneAmerica Retirement Services, (OARS) of $20.0 million and $18.5 million, respectively.

OneAmerica Asset Management (OAM), LLC, a limited liability company domiciled in Indiana, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $7.6 million and $8.4 million in 2023 and 2022, respectively. OAM also provides investment management services to AUL and fees for this service were $16.3 million and $12.3 million in 2023 and 2022, respectively.

Intercompany services are settled monthly.

16

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

4.	Investments

The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

				Estimated
	Admitted	Unrealized		Fair
2023	Value	Gains	Losses	Value
U.S. government bonds	$782,873	$17,215	$60,684	$739,404
All other government bonds	130,028	912	20,572	110,368
Special revenue and special assessment	571,385	8,380	30,430	549,335
Hybrid bonds	51,548	3,627	2,509	52,666
Industrial and miscellaneous	10,014,871	133,635	911,109	9,237,397
	$11,550,705	$163,769	$1,025,304	$10,689,170

				Estimated
	Admitted	Unrealized		Fair
2022	Value	Gains	Losses	Value
U.S. government bonds	$558,345	$3,374	$38,575	$523,144
All other government bonds	115,968	472	24,243	92,197
Special revenue and special assessment	580,095	5,020	39,241	545,874
Hybrid bonds	51,611	1,831	4,053	49,389
Industrial and miscellaneous	9,739,712	54,874	1,173,087	8,621,499
SVO identified funds	18,774	-	3,017	15,757
	$11,064,505	$65,571	$1,282,216	$9,847,860

The Company’s investment in bonds aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31 are as follows:

	Less than		12 Months
	12 Months		or More		Total
2023	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$63,706	$4,903	$336,788	$55,781	$400,494	$60,684
All other government bonds	2,146	49	92,241	20,523	6,803	20,572
Special revenue and assessment	84,562	3,717	290,004	26,713	75,910	30,430
Hybrid bonds	-	-	22,936	2,509	2,430,793	2,509
Industrial and miscellaneous	356,254	5,465	6,731,550	905,644	7,087,804	911,109
	$506,668	$14,134	$7,473,519	$1,011,170	$10,001,804	$1,025,304

17

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

	Less than		12 Months
	12 Months		or More		Total
2022	Fair	Unrealized	Fair	Unrealized		Unrealized
Description of Securities	Value	Losses	Value	Losses	Value	Losses
U.S. government bonds	$351,585	$22,798	$83,270	$15,777	$96,789	$38,575
All other government bonds	6,948	757	82,609	23,486	74,176	24,243
Special revenue and assessment	350,576	27,270	56,640	11,971	132,915	39,241
Hybrid bonds	6,875	641	20,557	3,412	36,637	4,053
Industrial and miscellaneous	4,935,728	574,046	2,394,787	599,041	121,308	1,173,087
SVO identified funds	-	-	15,757	3,017	502,538	3,017
	$5,651,712	$625,512	$2,653,620	$656,704	$964,363	$1,282,216

In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company’s ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. The Company reported $6.4 million of bond impairments related to other-than-temporary declines in fair value in 2022. The amount in 2022 was reported as a realized loss. The 2022 book value of the impaired bonds was $8.3 million at the time of the write-downs. There were no bond impairments related to other-than-temporary declines in fair value in 2023.

The admitted value and estimated fair value of bonds at December 31, 2023, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

		Estimated
	Admitted	Fair
	Value	Value
Due in one year or less	$211,777	$209,513
Due after one year through five years	1,284,489	1,249,532
Due after five years through ten years	1,517,781	1,391,025
Due after ten years	5,462,088	4,925,418
	8,476,135	7,775,488
Mortgage-backed securities	3,074,570	2,913,682
	$11,550,705	$10,689,170

Proceeds from sales of investments in bonds during 2023 and 2022 were $26.9 million and $3,168.8 million, respectively. Gross gains of $0.7 million and $113.4 million and gross losses of $2.6 million and $135.7 million were realized on those disposals in 2023 and 2022, respectively. Activity in 2022 includes the assets transferred to Commonwealth Annuity and Life Insurance Company as discussed in Note 11.

Securities sold, redeemed, liquidated, or otherwise disposed as a result of a callable feature included 2 CUSIPS with a total of $0.1 million of investment income generated.

18

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Loan-backed securities owned at December 31, 2023 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

The aggregate amount of unrealized losses:
	Less than 12 months	$9,507
	12 months or longer	$176,927

The aggregate related fair value of securities with unrealized losses:
	Less than 12 months	$258,983
	12 months or longer	$1,900,632

Total capital gains (losses) of ($3.1) million and ($22.0) million before tax were transferred to IMR in 2023 and 2022, respectively.

At December 31, 2023 and 2022, the common stock unrealized appreciation of $5.5 million and $7.7 million, respectively, is comprised of $5.5 million and $7.7 million of unrealized gains and no unrealized losses, and has been reflected directly in surplus. In 2023 and 2022, the Company did not have any stock impairments related to other-than-temporary declines in fair values.

Net investment income consists of the following:

	2023	2022
Interest	$636,409	$570,569
Dividends	11,378	2,883
Rental income	18,742	19,418
Other	42,917	26,455
Gross investment income	709,446	619,325

Less investment expenses	39,863	43,604
Net investment income	$669,583	$575,721

Net investment income includes $5.6 million and $3.5 million of capitalized interest on bonds which is a non-cash transaction at December 31, 2023 and 2022, respectively.

The gross, nonadmitted, and admitted amounts for interest income due and accrued.

	2023	2022
Interest income due and accrued
Gross	$132,915	$119,872
Nonadmitted	-	-
Admitted	$132,915	$119,872

At December 31, 2023 and 2022, investments in bonds with an admitted asset value of $4.1 million and $3.8 million, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

AUL had outstanding private placement commitments of $18.0 million and $29.5 million at December 31, 2023 and 2022, respectively. AUL had $390.9 million and $341.3 million outstanding commitments on its other invested assets portfolio as of December 31, 2023 and 2022, respectively.

AUL did not hold any structured notes at December 31, 2023 or 2022.

19

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Reported values for subsidiary controlled and affiliated investments:

Description	Gross Asset	Nonadmitted Amount	Admitted Asset	Date of Filing to NAIC	Type of Filing	NAIC Response Received (Y/N)	NAIC Valuation Amount	NAIC Disallowed Entity's Valuation Method, Resubmission Required (Y/N)
RMS	$-	$-	$-	N/A	N/A	N/A	N/A	N/A
OAS	6,803	-	6,803	6/16/2023	Sub-2	Y	7,070	N
MRO-A	1,495	1,495	-	N/A	N/A	N/A	N/A	N/A
Total	$8,298	$1,495	$6,803

No filing with the NAIC is required as MRO-A and RMS are not stock investments.

Mortgage Loans

AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2023, the largest geographic concentration of commercial mortgage loans was in the West, where approximately 32 percent of the portfolio was invested.

The Company’s mortgage loan portfolio is comprised of the following property types at December 31:

	2023		2022
	Amount	% of Total	Amount	% of Total
Apartments	$541,244	22.3%	$575,655	23.7%
Industrial/warehouse	685,803	28.2%	648,341	26.7%
Medical office	40,515	1.7%	48,585	2.0%
Office	281,806	11.6%	272,097	11.2%
Retail	844,950	34.7%	843,089	34.7%
Other	36,769	1.5%	40,584	1.7%
Subtotal gross mortgage loans	2,431,087	100.0%	2,428,351	100.0%
Valuation allowance	(294)		-
Balance, end of year	$2,430,793		$2,428,351

During 2023, the minimum and maximum lending rates for mortgage loans were 5.6 percent and 10.4 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 72.2 percent. As of December 31, 2023 and 2022, the Company held no mortgages with interest more than 30 days past due. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total. The Company did not restructure any mortgage loans in 2023 or 2022.

20

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio’s valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors.

We did not consider any mortgage loans to be impaired for the years ended December 31, 2023 and 2022 and did not hold a related allowance for losses during those periods.

The Company’s commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

The Company utilizes the NAIC Risk Based Capital (“RBC”) commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

	2023	2022
CM1 - high quality	$2,087,937	$2,195,687
CM2 - high quality	333,365	207,089
CM3 - medium quality	8,400	24,154
CM4 - low medium quality	1,385	1,421
CM5 - low quality	-	-
	-	-
Subtotal - CM category	2,431,087	2,428,351

Residential - not categorized	-	-

Valuation adjustment	(294)	-

Total	$2,430,793	$2,428,351

21

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower, loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2023 or 2022. The Company did not restructure any mortgage loans in 2023 or 2022.

AUL had outstanding mortgage loan commitments of approximately $75.4 million and $20.8 million at December 31, 2023 and 2022, respectively.

Derivatives

The Company uses derivatives, including option and swap contracts, to manage interest rate and credit risk associated with changes in the estimated fair values of the Company’s assets and liabilities. The value of these derivatives is generally derived from financial indexes and clearing houses and are primarily contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting for the significant majority of the derivatives held, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company’s Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within Other invested assets or liabilities within Other liabilities. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participant funds are swept into the chosen allocations to the various index strategies by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to reinsurance agreements and risk of changes in credit spreads from the time cash is received until which time it can be invested. As part of its overall risk management program, the Company takes various risk management actions to manage its credit exposure within well-defined risk tolerances. One such action includes the purchase of credit default swaps.

In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment in a credit event auction, which determines the amount of the credit payment.

Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring, or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. (ISDA) deems that a credit event has occurred.

22

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company also shorts investment grade credit default swap index securities to economically hedge credit spread risk from the time when cash is received to the time the cash can be invested. The value of these positions moves inversely to changes in credit spreads, offsetting the impact of changes in credit spreads on forecasted debt purchases. Credit default swap indexes allow investors to take long or short credit risk positions on baskets of single-name credit default swap contracts. In the event of default of one of the underlying reference entities in the index, the seller of credit protection will be obligated to make a payment proportional to the weight of the defaulted entity in the index. The Company receives a periodic premium for providing this credit protection.

As of December 31, 2023, the fair value of derivative assets and liabilities were $10.9 million and $3.6 million, respectively. As of December 31, 2022, the fair value of derivative assets and liabilities were $10.2 million and $1.5 million, respectively. The change in unrealized gains and losses was ($2.6) million and ($3.6) million, net gain (loss) recognized in 2023 and 2022, respectively.

The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company’s derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements and credit support annexes that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company’s collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty’s derivatives reaches a pre-determined threshold.

The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty.

The Company received collateral from counterparties in the amount of $6.9 million and $9.3 million at December 31, 2023 and 2022, respectively. The Company maintained ownership of any collateral delivered. The Company delivered collateral to counterparties in the amount of $18.6 million and $10.8 million at December 31, 2023 and 2022, respectively. The cash collateral is included in Cash and cash equivalents and the obligation to return it is included in Other liabilities.

The notional amounts and the fair value of derivative contracts at December 31, were as follows:

	2023		2022
	Notional	Fair Value	Notional	Fair Value
Purchased S&P 500 call options	$29,010	$4,086	$104,450	$1,312
Written S&P 500 call options	29,010	(1,837)	94,750	(585)
Credit default swaps index	127,400	2,511	40,950	(340)
Foreign currency swaps	80,061	2,577	80,061	8,342
U.S. Treasury futures	57,300	(48)	25,000	(29)
Net fair value		$7,289		$8,700

23

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Notional amount represents a standard measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the Statutory Statements of Operations and Changes in Surplus. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

	Total General Account		Change	Gross Admitted and Nonadmitted Restricted to Total Admitted
Restricted Asset Category	2023	2022	between years	Assets
Federal Home Loan Bank of Indianapolis (FHLBI) capital stock	$73,561	$75,577	$(2,016)	0.2%
On deposit with states	3,814	3,794	20	0.0%
Bonds held for the FHLBI collateral	598,142	502,862	95,280	1.6%
Bonds held for assumed reinsurance	142,853	152,209	(9,356)	0.4%
Mortgage loans held for the FHLBI collateral	2,154,246	2,224,321	(70,075)	5.8%
Collateral held under security lending agreement	374,495	386,547	(12,052)	1.0%
Total restricted assets	$3,347,111	$3,345,310	$87,576	9.0%

The Company held cash collateral at fair value in the amount of $374.5 million and $386.5 million as of December 31, 2023 and 2022, respectively.

Reinvested collateral assets as of December 31, 2023 are as follows:

	2023		2022
Cash Collateral Reinvested:	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open	$(629)	$(632)	$(398)	$(400)
30 Days or Less	110,976	110,983	117,029	117,030
31 to 60 Days	37,725	37,737	26,025	26,028
61 to 90 Days	3,250	3,251	1,300	1,300
91 to 120 Days	3,674	3,678	59,648	59,693
121 to 180 Days	36,536	36,550	83,084	83,106
181 to 365 Days	143,372	143,651	90,249	90,328
1 to 2 Years	36,121	36,170	9,610	9,571
2 to 3 Years	3,470	3,472	-	-
Greater than 3 Years	-	-	-	-
Subtotal	374,495	374,860	386,547	386,656
Securities Received	-	-	-	-
Total Collateral Reinvested	$374,495	$374,860	$386,547	$386,656

24

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company does not accept collateral that is not permitted by contract or custom to sell or re-pledge. The Company does not use an affiliated agent for securities lending activities.

The Company has collateral for transactions that extend beyond one year from December 31, 2023 and 2022 as follows:

	2023	2022
Description of Collateral	Amortized Cost	Amortized Cost
Industrial and miscellaneous bonds	$32,442	$7,675
Certificates of deposit	7,150	1,935
Total collateral extending beyond one
year from of the reporting date	$39,592	$9,610

The Company does not engage in any securities lending transactions within the separate account.

The Company generally invests securities lending collateral in securities with maturities of less than two years. The Company maintains liquidity within the securities lending program by investing a portion of the collateral in money market funds and repurchase agreements with very short durations.

The Company has no dollar repurchase or dollar reverse repurchase agreements.

Securities Lending Transactions

The Company has entered into a securities lending program. The Company requires a minimum of 102% of the fair value of securities loaned at the onset of the contract as collateral. Cash collateral received is reinvested and reported as Securities Lending Reinvested Collateral Assets, and the offsetting collateral liability is reported in Payable for Securities Lending.

The Company receives collateral consisting of cash from its securities lending transactions. The borrower can request the cash collateral to be returned on demand. The Company reinvests the cash collateral according to guidelines of the Company’s investment policy.

Transfers of financial assets accounted for as secured borrowings at December 31, 2023 and 2022 are as follows:

	2023	2022
Assets:
Bonds	$76,925	$64,297
Cash, cash equivalents, and short term	297,570	322,250
Securities lending reinvested collateral	$374,495	$386,547

Liabilities:
Payable for securities lending	$374,495	$386,547

The Company does not have any transfers of receivables with recourse.

25

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

5.	Real Estate

AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation and consists of $12.3 million and $14.1 million for investment properties and $75.3 million and $74.5 million for the home office at December 31, 2023 and 2022, respectively. Depreciation expense on real estate amounted to $5.9 million and $6.4 million in 2023 and 2022, respectively.

Income from real estate for 2023 and 2022 includes $6.5 million and $6.9 million, respectively.

The Company reported no real estate acquired in satisfaction of debt in either 2023 or 2022.

6.	Reserve for Policy Benefits

Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

Reserves on older substandard traditional policies (issued prior to 1994) are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $1,322.8 million and $2,168.9 million as of December 31, 2023, and 2022, respectively. The amount of the related reserve was $10.8 million and $8.2 million, for December 31, 2023 and 2022, respectively.

Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited. These reserves consisted of the following at December 31:

	2023	2022
Life and accident and health reserves
Individual, group and credit life policies	$4,014,651	$3,767,809
Annuities and deposit administration funds	11,343,621	10,829,647
Accident and health and other reserves	1,825,875	1,808,080
Less reinsurance ceded	(4,276,707)	(4,415,981)
	$12,907,440	$11,989,555

26

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The withdrawal characteristics of the Company’s annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

	2023		2022
	Amount	% of Total	Amount	% of Total
Subject to discretionary withdrawal
With market value adjustment	$1,578,364	4.7%	$1,984,067	6.7%
At book value less surrender charges	504,780	1.5%	436,983	1.5%
At market value	19,463,743	58.4%	16,480,246	55.7%
	21,546,887	64.7%	18,901,296	63.9%

Subject to discretionary withdrawal without adjustment
At book value without adjustment	5,399,141	16.2%	5,323,530	18.0%
Not subject to discretionary withdrawal	6,377,452	19.1%	5,369,172	18.1%

	$33,323,480	100.0%	$29,593,998	100.0%
Less reinsurance ceded	(2,258,307)		(2,398,931)

	$31,065,173		$27,195,067

The withdrawal characteristics of the company’s life reserves were as follows as of December 31, 2023:

	General Account			Separate Account - Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values,or policy loans:
Term Policies with Cash Value	$-	$23,514	$25,140	$-	$-	$-
Universal Life	81,627	92,953	83,066	-	-	-
Other Permanent Cash Value Life Insurance	-	1,289,257	3,299,391	-	-	-
Variable Universal Life	9,991	9,991	10,026	129,471	129,471	133,178

Not Subject to discretionary withdrawal or no cash values:
Term Policies without Cash Value	-	-	596,875	-	-	-
Accidental Death Benefits	-	-	123	-	-	-
Disability - Active Lives	-	-	23,998	-	-	-
Disability - Dasabled Lives	-	-	43,174	-	-	-
Miscellaneous Reserves	-	-	103,990	-	-	-

Total gross	$91,618	$1,415,715	$4,185,783	$129,471	$129,471	$133,178
Reinsurance Ceded	-	-	674,784	-	-	-
Total	$91,618	$1,415,715	$3,510,999	$129,471	$129,471	$133,178

Reconciliation of total life actuarial reserves at December 31, 2023

Amount
Life & Accident & Health Annual Statement
Life Insurance	$3,444,945
Accidental Death Benefits	122
Disability - Active Lives	6,705
Disability - Disabled Lives	36,912
Miscellaneous Reserves	22,315
Subtotal	$3,510,999
Separate Accounts Annual Statement
Life Insurance	$133,178
Accident and health	-
Miscellaneous reserves	-
Subtotal	$133,178
Combined Total	$3,644,177

27

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

7.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policy owners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

	2023		2022
	Gross	Net of Loading	Gross	Net of Loading
Type of Business
Ordinary new business	$19,557	$10,336	$9,197	$17,651
Ordinary renewal	83,909	83,047	74,093	69,558
Group life	1,934	1,934	3,263	3,263
Group annuity	-	-	(630)	(630)
	$105,400	$95,317	$85,923	$89,842

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company’s underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $8.1 million and $7.6 million at December 31, 2023 and 2022, respectively. This represented 2.7 percent and 2.5 percent of the total net premiums written for group life and health in 2023 and 2022, respectively.

8.	Separate Accounts

Separate Account assets held by the Company are carried at fair value and consist primarily of variable life and annuity contracts.

The Company’s Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

	2023	2022
Product
Life insurance	$133,135	$117,878
Individual annuities	302,061	305,082
Group annuities	19,733,761	16,569,229
Total	$20,168,957	$16,992,189

28

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

A reconciliation of transfers to the Company from the separate accounts is as follows:

	2023	2022
Transfers as reported in the statements of operations of the separate accounts statement:
Transfers to separate accounts	$2,937,653	$2,955,687
Transfers from separate accounts	2,728,351	3,220,219
Net transfers to or (from) separate accounts	209,302	(264,532)

Reconciling adjustment - annuity reinsurance treaty	42,933	84,856
Net separate account transfers as reported in the statements of operations	$252,235	$(179,676)

Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

	2023	2022
Premiums, considerations or deposits	$2,937,653	$2,955,687
Reserves at December 31
For accounts with assets at
Market value	$19,596,921	$16,596,176
Amortized cost	575,243	392,565
Total reserves	$20,172,164	$16,988,741

By withdrawal characteristics
Subject to discretionary withdrawal	$-	$-
With market value adjustment	-	-
At book value without market value adjustment and with current surrender charge of 5% or more	-	-
At market value	19,596,921	16,596,176
At book value without market value adjustment and with current surrender charge of less than 5%	575,243	392,565
	20,172,164	16,988,741
Not subject to discretionary withdrawal	-	-
Total	$20,172,164	$16,988,741

9.	Employees’ and Agents’ Benefit Plans

The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants’ contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company’s contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

29

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

A summary of assets and obligations of the Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

	Overfunded		Underfunded
	2023	2022	2023	2022
Change in benefit obligation
Postretirement benefits
Benefit obligation at beginning of year	$-	$-	$57,873	$71,902
Service cost	-	-	1,448	3,396
Interest cost	-	-	3,078	1,860
Contribution by plan participants	-	-	1,316	1,368
Actuarial (gain) loss	-	-	3,946	(20,333)
Benefits paid	-	-	(5,048)	(4,909)
Plan amendments	-	-	-	4,589
Business combinations, divestitures, curtailments, settlements and special termination benefits	-	-	-	-
Benefit obligation at end of year	$-	$-	$62,613	$57,873

	Postretirement Benefits
	2023	2022
Change in plan assets
Fair value of plan assets at beginning of year	$-	$-
Actual return on plan assets	-	-
Employer contribution	3,731	3,541
Plan participants' contributions	1,317	1,368
Benefits paid	(5,048)	(4,909)
Transfer to parent	-	-
Fair value of plan assets at end of year	$-	$-

Funded status
Overfunded
Asset (nonadmitted)
Prepaid benefit costs	$-	$-
Overfunded plan assets	-	2,212
Total assets (nonadmitted)	$-	$2,212
Underfunded
Liabilities recognized
Accrued benefit costs	$60,588	$59,182
Liability for pension benefits	2,026	(1,309)
Total liabilities recognized	$62,614	$57,873
Unrecognized liabilities	$-	$-

Components of net periodic benefit cost
Service cost	$1,448	$3,396
Interest cost	3,078	1,860
Expected return on plan assets	-	-
Transition asset or obligation	-	-
(Gains) and losses	(735)	490
Prior service cost or credit	518	490
Gain or loss recognized due to a settlement or curtailment	-	-
Total net periodic benefit cost	$4,309	$6,236

30

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

Amounts in unassigned funds (surplus) recognized as components of net periodic benefit cost
Items not yet recognized as a component of net periodic cost - prior year	$7,808	$(8,917)
Net transition asset or obligation recognized	-	-
Net prior service cost or credit arising during the period	-	-
Net prior service cost or credit recognized	518	(178)
Net gain and loss arising during the period	(3,946)	16,412
Net gain and loss recognized or transferred to parent	(735)	490
Items not yet recognized as a component of net periodic cost - current year	$3,645	$7,807

Amounts in unassigned funds (surplus) that have not yet been recognized as components of net periodic benefit cost
Net transition asset or obligation	$-	$-
Net prior service cost or credit	(3,383)	(3,901)
Net recognized gains and (losses)	7,028	11,709

Weighted-average assumptions used to determine net periodic benefit cost at December 31:

	Other Benefits
	2023	2022
Discount rate	5.61%	3.00%
Rate of compensation increase	6.00%	6.00%

Weighted-average assumptions used to determine benefit obligations at December 31:

	Other Benefits
	2023	2022
Discount rate	5.26%	5.60%
Rate of compensation increase	6.00%	6.00%

Plan assets and benefit obligations are based upon a measurement date of December 31.

The Company measures service and interest costs by applying the specific spot rate along that yield curve to the plans’ expected liability cash flows.

For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2023 rate of 6.50% until the ultimate rate of 5.00% is reached in 2029.

The Company expects to contribute $3.8 million to its other postretirement benefit plans in 2023.

31

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Other
Benefits
2023	$3,838
2024	3,853
2025	3,956
2026	4,104
2027	4,124
Years 2028-2032	24,297

On December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica. OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company’s share of net periodic benefit costs was $3.9 million and $2.8 million for 2023 and 2022, respectively. The Company has no legal obligation for benefits under this plan.

The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans.

The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants’ elective deferral on the first 6 percent of eligible compensation. The Company’s contribution to the plan was $6.0 million and $5.1 million for 2023 and 2022, respectively. As of December 31, 2023, the fair value of the plan assets was $493.5 million.

The Company sponsors a profit-sharing plan that covers substantially all of its career agents, except for the general agents. Effective August 1, 2016, the plan was amended to feature a safe harbor matching contribution structure. Career agents are eligible to make deferrals and receive a matching contribution on the first day of the month coincident with or next following three months of service and attainment of age 20-1/2. Matching contributions are immediately vested. With respect to the plan’s nonelective contribution, eligibility is six months of service and attainment of age 20-1/2, and the entry date for purposes of the nonelective contribution is the January 1 coincident with or next following the date such eligibility requirements are met. Vesting on the nonelective contribution is based on years of service, with full vesting after three years of service. The Company did not make a profit-sharing contribution for the 2023 or 2022 plan year. The Company’s contribution to the plan was $1.9 million and $0.3 million in safe harbor matching contributions for 2023 and 2022, respectively. As of December 31, 2023, the fair value of the plan assets was $49.0 million.

32

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company’s share of net periodic benefit cost for other postretirement benefit plans was $8.2 million and $10.5 million for 2023 and 2022, respectively. The Company has the legal obligation for benefits under these plans.

The Company has entered into deferred compensation agreements with certain directors, employees, agents, and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within Accrued commissions and general expenses on the Statements of Admitted Assets, Liabilities and Surplus.

10.	Federal Income Taxes

The components of the net deferred tax asset recognized in the Company’s Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

	2023
	Ordinary	Capital	Total
Gross deferred tax assets	$233,908	$2,034	$235,942
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	233,908	2,034	235,942
Deferred tax asset nonadmitted	(63,170)	-	(63,170)
Subtotal net admitted deferred tax asset	170,738	2,034	172,772
Deferred tax liabilities	(51,464)	-	(51,464)
Net admitted deferred tax asset	$119,274	$2,034	$121,308

(Increase) Decrease in nonadmitted tax asset			$(3,821)

	2022
	Ordinary	Capital	Total
Gross deferred tax assets	$212,130	$1,364	$213,494
Less: valuation allowance	-	-	-
Adjusted gross deferred tax asset	212,130	1,364	213,494
Deferred tax asset nonadmitted	(59,349)	-	(59,349)
Subtotal net admitted deferred tax asset	152,781	1,364	154,145
Deferred tax liabilities	(45,350)	-	(45,350)
Net admitted deferred tax asset	$107,431	$1,364	$108,795

33

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The admitted deferred tax asset is determined from the following components at December 31:

	2023			2022
	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components: SSAP 101 (Paragraph 11)

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$-	$-	$-	$-	$-
(b) Adjusted gross deferred tax assets expected to be realized after the application of the threshold limitation	119,274	2,034	121,308	107,431	1,364	108,795
(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	119,274	2,034	121,308	107,431	121,308	228,739
(ii)Adjusted gross deferred tax assets allowed per limitation threshold	-	-	187,722	-	-	193,051
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above offset by gross deferred tax liabilities)	51,464	-	51,464	45,350	-	45,350
Deferred tax assets admitted as the result of the application of SSAP No. 101 (a+b+c)	$170,738	$2,034	$172,772	$152,781	$1,364	$154,145

Ratio percentage used to determine recovery period and threshold			744%			828%
Amount of adjusted capital and surplus used to determine recovery period and threshold amount			$1,251,479			$1,287,008

34

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:

	2023		2022		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Adjusted gross DTAs	$233,908	$2,034	$212,130	$1,364	$21,778	$670
Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	2.9%	100.0%	3.8%	100.0%	-0.9%	0.0%
Net admitted adjusted gross DTAs	170,738	2,034	152,781	1,364	17,957	670
Percentage of adjusted net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	4.0%	100.0%	5.3%	100.0%	-1.3%	0.0%

The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the change in nonadmitted Assets) at December 31:

	2023	2022	Change
Gross deferred tax assets	$235,942	$213,495	$22,447
Deferred tax liabilities	51,464	45,350	6,114
Net deferred tax asset	184,478	168,145	16,333
Tax effect of unrealized gains (losses)	(4,477)	(1,823)	(2,654)
Net deferred income tax asset, excluding unrealized gains	$188,955	$169,968	$18,987

35

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

	2023	2022
Deferred tax assets
Policyholder reserves	$84,195	$72,748
Investments	1,514	-
Deferred acquisition costs	37,378	32,400
Policyholder dividend accrual	3,222	2,619
Fixed and amortizable assets	595	(1,605)
Compensation and benefits accrual	38,969	34,706
Receivables nonadmitted	49,356	36,719
Net operating loss carryforwards	15,723	31,090
Other	2,956	3,453
Ordinary deferred tax assets	233,908	212,130
Nonadmitted deferred tax assets	(63,170)	(59,349)
Admitted ordinary deferred tax assets	$170,738	$152,781

Capital
Investments	2,034	1,364
Nonadmitted	-	-
Admitted deferred tax assets	$172,772	$154,145

Deferred tax liabilities
Investments	$9,429	$4,474
Fixed assets	20,474	18,408
Deferred and uncollected premium	17,974	17,236
Policyholder reserves	3,587	5,232
Pension asset	-	-
Ordinary deferred tax liabilities	51,464	45,350
Capital - investments	-	-
Deferred tax liabilities	51,464	45,350

Net admitted deferred tax asset	$121,308	$108,795

36

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate of 21% in both years to income before federal income taxes at December 31:

	2023	2022
Tax expense at the federal statutory rate	$(8,685)	$(33,736)
Tax preferenced investment income	(13,603)	(5,986)
Nondeductible expenses	813	589
Change in interest maintenance reserve	166	(455)
Change in nonadmitted assets	(12,636)	(5,595)
Foreign tax credit receivable	(15,878)	-
Elimination of statutory ceding commission amortization and capitalization	-	(8,373)
OAS dividend	(1,260)
Provision to return adjustment	(1,327)	(2,180)
Other	(203)	(3,096)
	$(52,613)	$(58,832)

Federal and foreign income taxes incurred	$(33,626)	$(19,391)
Change in net deferred income taxes	(18,987)	(39,441)
Total statutory income tax benefit	$(52,613)	$(58,832)

Federal income tax-operating	$(32,997)	$(11,756)
Federal income tax-capital gains (losses)	(629)	(7,635)
Federal income tax incurred	$(33,626)	$(19,391)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2023	$-
2022	-
2021	18,860

The Company does not have a liability for tax contingencies as of December 31, 2023 or 2022.

The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision.

The statute of limitations related to the Company's consolidated federal income tax return is closed for all tax years up to and including 2019. The expiration of the statute of limitations related to the various state income tax returns that the Company files varies by state. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant income tax liability resulting from uncertain tax positions.

As of December 31, 2023, we had $121.3 million in net deferred tax assets (DTAs). The DTAs, which include $15.7 million of the $31.1 million related to net operating loss carryforwards originating in 2022, can be used to offset taxable income in future periods and reduce our income taxes payable in those future periods. These losses have an indefinite life and will not expire. At this time, we consider it more likely than not that we will have sufficient taxable income in the future that will allow us to realize these DTAs.

On August 16, 2022, the Inflation Reduction Act was signed into law. The Inflation Reduction Act implements a new Corporate Alternative Minimum Tax (CAMT) to be applicable for tax years beginning after December 31, 2022. The Company has concluded it is not an applicable corporation with respect to the CAMT for the current year.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

11.	Reinsurance

AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2023 and 2022, life reinsurance assumed was approximately 19 and 22 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 12 and 16 percent of gross life insurance premium income in 2023 and 2022, respectively. Premiums on accident and health reinsurance assumed were approximately 21 and 22 percent of gross accident and health premium income in 2023 and 2022, respectively.

(1) Annuity Reinsurance Transaction

Effective January 1, 2022, the Company entered into an agreement with Commonwealth Annuity and Life Insurance Company (“the Reinsurer”) to cede a block of in-force individual annuities and group annuities and ceded certain new individual annuities with net statutory reserves of $2,449.1 million through 100% indemnity coinsurance. The closing date of the transaction and the transfer of assets occurred on March 8, 2022. As a result of the transaction, the net gain from operations before tax was reduced by $14.3 million.

The following summarizes other impacts of the transaction, subject to finalization of customary post-close adjustments:

Statutory reserves as of January 1, 2022	$2,449,051
Realized capital gains on invested assets transferred, net of tax	22,508
Existing interest maintenance reserve	15,816
Expenses and other adjustments	14,354
Interest through settlement on March 8, 2022	17,938
Accrued interest on invested assets transferred	(24,369)
Coinsurance settlement for policy activity from January 1 to March 8, 2022	(27,094)
Total net settlement amount	$2,468,204

Invested assets transferred at fair value	2,440,989
Cash transferred	27,215
Total net settlement amount	$2,468,204

The Company transferred assets, primarily NAIC Class 1 and 2 bonds, with a fair value of $2,441.0 million. In accordance with the agreement, the Company transferred the IMR net of tax created on the transaction of $22.5 million to the reinsurer.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The Company uses reinsurance to mitigate the risk it underwrites on a direct basis, including longevity risk. The Company cedes the portion of the total risk on an individual life in excess of $2.0 million. For policies issued prior to 2019, the amount ceded was in excess of $0.5 million to $1.0 million. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

	2023	2022
Reinsurance ceded on ordinary life in force	$45,603,248	$49,403,016
Reinsurance ceded on group and credit life in force	3,361,096	3,376,508
Life reinsurance premiums ceded	129,093	149,148
Annuity reinsurance premiums ceded	147,175	108,832
Accident and health reinsurance premiums ceded	49,774	50,070
Reinsurance recoveries	374,282	293,509

All AUL reinsurance agreements transfer risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2023 and 2022 by $4,276.7 million and $4,416.0 million, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2023 and 2022 by $87.2 million and $81.0 million, respectively, for reinsurance ceded.

The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Six reinsurers account for the majority of the Company’s December 31, 2023, ceded reserves for life and accident and health insurance. Four of these reinsurers maintain A.M. Best ratings of A+, the remaining two reinsurers have an A. This reinsurer has provided collateral to the Company in the form of a trust account and a Capital Maintenance Agreement from the reinsurer’s parent company and a Claims Payment Guarantee from another reinsurer in order to reduce the credit risk to OneAmerica. The remainder of such ceded reserves is spread among numerous reinsurers.

The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2023, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2023 or 2022.

The Company did not commute any material ceded reinsurance in 2023 or 2022.

12.	Direct Premium Written/Produced by Managing General Agents/Third Party Administrators

MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2023 and 2022 was $231.1 million and $264.8 million, respectively. MidAmerica does not have an exclusive contract with the Company.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

13.	Risk-Based Capital

The NAIC requires companies to calculate RBC to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2023 and 2022, the Company’s calculated RBC exceeded the minimum RBC requirements.

14.	Commitments and Contingencies

Various lawsuits have arisen in the course of the Company’s business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow. However, given the inherent difficulty in predicting the outcome of legal proceedings, there exists the possibility that such legal actions could have a material adverse effect on the Company's consolidated financial condition, operating results, or cash flows.

The Company has no material contingent liabilities. In July 2022, OneAmerica established a $200.0 million line of credit with three participating banking institutions. The Company and State Life are guarantors on the line of credit.

15.	Surplus Notes and Shareholder Dividends

In 1996, AUL issued $75.0 million of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

Interest is payable semiannually in March and September. Interest payments of $5.8 million were approved and paid in 2023 and in 2022. Total interest paid inception to date is $160.6 million.

Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2023 and 2022 would have been $1.5 million.

Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company’s statutory surplus as of the most recently preceding December 31 or 100 percent of the Company’s statutory gain from operations for the twelve-month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $114.9 million in 2023.

The Company paid no dividends in 2023 and paid $30.0 million to OneAmerica in 2022. The Company did not receive a capital contribution in 2023 or 2022.

The portion of unassigned surplus represented or reduced by each item below as of December 31, 2023 is as follows:

Nonadmitted asset values	$(292,829)
Asset valuation reserve	$(204,354)
Net unrealized gain (losses)	$55,614
Reinsurance recoverables from unauthorized companies	$66

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

16.	Federal Home Loan Bank of Indianapolis

The Company has a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50.0 million, which matures in March 2025. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2023 or 2022.

The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of funding agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 4.5 percent of outstanding borrowings.

At December 31, 2023 and 2022, the carrying value of the FHLBI Class B common stock was $73.6 million and $75.6 million, respectively. The carrying value of the FHLBI common stock approximates fair value.

Funding agreements associated with the FHLBI totaled $1,554.8 million and $1,593.5 million of December 31, 2023 and 2022, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the funding agreements with bond maturities. The funding agreements are classified as deposit-type contracts and had a carrying value of $1,558.1 million and $1,596.2 million at December 31, 2023 and 2022, respectively. Interest paid was $54.1 million and $29.6 million in 2023 and 2022, respectively.

The line of credit and funding agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $2,447.1 million and $2,410.3 million at December 31, 2023 and 2022, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $2,858.9 million.

The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $14.2 million at December 31, 2023.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

17.	Fair Value of Financial Instruments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

●	Level 1 – Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

●	Level 2 – Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

●	Level 3 – Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities not publicly traded on an exchange; for example, the FHLB stock.

In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative.

The derivative assets and liabilities consist of options and swap contracts. The Company’s derivative products are categorized as Level 2 in the fair value hierarchy.

The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company’s investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The table below presents the balances of assets measured at fair value as of December 31:

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2023	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$20	$-	$75,889	$75,909
Bonds - Industrial & misc	-	-	300	300
Short-term investments	-	-	9	9
Other invested assets	-	7,093	-	7,093
Derivatives	-	6,597	-	6,597
Separate account assets *	20,168,957	-	-	20,168,957
Total Assets	$20,168,977	$13,690	$76,198	$20,258,865

Liabilities
Derivatives	$-	$1,837	$-	$1,837

	Quoted Prices in	Significant	Significant	Total
	Active Markets	Observable	Unobservable	Fair
2022	Level 1	Level 2	Level 3	Value
Assets
Common stocks - Industrial & misc	$22	$-	$78,023	$78,045
Bonds - Industrial & misc	-	-	1,950	1,950
Derivatives	-	1,312	-	1,312
Separate account assets *	16,992,189	-	-	16,992,189
Total Assets	$16,992,211	$1,312	$79,973	$17,073,496

Liabilities
Derivatives	$-	$953	$-	$953

*Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with fair value changes are borne by the customer.

The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

	Common Stocks	Bonds
	Industrial & misc	Industrial & misc	Short-term Investments	Total
Beginning Balance at December 31, 2021	$76,346	$-	$-	$76,346
Transfer into level 3	-	1,950		1,950
Transfer out of level 3	-	-		-
Total gains (losses) included in net income	-	-		-
Total gains (losses) included in surplus	704	-		704
Purchases	12,301	-		12,301
Issuances	-	-		-
Sales	(11,328)	-		(11,328)
Settlements	-	-		-
Ending Balance at December 31, 2022	$78,023	$1,950	$-	$79,973
Transfer into level 3	-	1,283	39	1,322
Transfer out of level 3	-	(1,950)	-	(1,950)
Total gains (losses) included in net income	-	-	-	-
Total gains (losses) included in surplus	(117)	(983)	(30)	(1,130)
Purchases	-	-	-	-
Issuances	-	-	-	-
Sales	(2,017)	-	-	(2,017)
Settlements	-	-	-	-
Ending Balance at December 31, 2023	$75,889	$300	$9	$76,198

Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company’s overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The fair value of funding agreements with FHLBI was estimated by discounting the future cash flows using current rates.

The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

	2023
	Fair	Admitted				Not Practicable Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$10,689,170	$11,550,705	$3,744	$9,949,584	$735,842	$-	$-
Preferred stocks	16,974	17,000	-	2,032	14,942	-	-
Common stocks	82,713	82,713	20	-	82,693	-	-
Mortgage loans	2,172,515	2,430,793	-	-	2,172,515	-	-
Cash & short-term investments	121,533	121,519	116,493	4,854	186	-	-
Contract loans	-	653,907	-	-	-	653,907	-
Derivatives	10,913	8,069	-	10,913	-	-	-
Other invested assets	583,745	596,396	-	151,455	432,290	-	-
Securities lending reinvested collateral assets	374,860	374,495	54,668	320,192	-	-	-
Corporate owned life insurance	502,538	502,538	-	502,538	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	20,168,957	20,168,957	20,168,957	-	-	-	-
Liabilities
Derivatives	3,624	3,060	48	3,576	-	-	-
Payable for securities lending	374,860	374,495	54,668	320,192	-	-	-
Funding agreements	1,542,114	1,554,833	-	-	1,542,114	-	-

	2022
	Fair	Admitted				Not Practicable Carrying	Net Asset Value
	Value	Value	Level 1	Level 2	Level 3	Value	(NAV)
Assets
Bonds	$9,847,860	$11,064,505	$19,380	$8,988,870	$839,610	$-	$-
Preferred stocks	1,984	2,000	-	1,984	-	-	-
Common stocks	84,939	84,939	22	-	84,917	-	-
Mortgage loans	2,130,262	2,428,351	-	-	2,130,262	-	-
Cash	(17,182)	(17,182)	(17,182)	-	-	-	-
Contract loans	-	539,734	-	-	-	539,734	-
Derivatives	10,188	5,709	-	10,188	-	-	-
Other invested assets	480,385	498,696	-	144,179	336,206	-	-
Securities lending reinvested collateral assets	386,656	386,547	84,099	302,557	-	-	-
Corporate owned life insurance	477,221	477,221	-	477,221	-	-	-
Employee and agent trust	33	33	-	33	-	-	-
Separate account assets	16,992,189	16,992,189	16,992,189	-	-	-	-
Liabilities
Derivatives	1,488	1,462	29	1,459	-	-	-
Payable for securities lending	386,656	386,547	84,099	302,557	-	-	-
Funding agreements	1,361,341	1,351,505	-	-	1,361,341	-	-

American United Life Insurance Company

Notes to Statutory Financial Statements, continued

Years Ended December 31, 2023 and 2022

(Dollars in tables in thousands)

18.	Reconciliation to Statutory Statements

The Company’s statutory financial statements as of December 31, 2023 and for the year then ended were adjusted from the 2023 Annual Statements filed by the Company with the Indiana Department of Insurance. The adjustment was the result of overstating premium income, surrender benefits and other benefits in 2023 due to inaccurate mapping of activity related to the Retirement Track group annuity product. There was no impact to net income (loss) or total surplus, nor any impact to the statements of admitted assets, liabilities and surplus or changes in surplus. The following reconciliation represents differences between the Company’s statutory financial statements and Annual Statements as of December 31, 2023 for the year then ended.

	Total Premium	Total Benefits	Net cash provided	Net cash (used)
	and other income	and expenses	from operations	from operations
2023
As reported in the Company's Annual Statement	$6,267,662	$6,272,431	$6,217,913	$(5,344,364)
Adjustments
Life and annuities premium income	(106,585)	-	(106,585)	-
Surrender benefits and other fund withdrawals	-	(11,266)	-	11,266
Other benefits	-	(95,319)	-	95,319
As reported in the Company's Audited Financial Statements	$6,161,077	$6,165,846	$6,111,328	$(5,237,779)

19.	Subsequent Events and Other Items

Management has evaluated the impact of all subsequent events through April 12, 2024, the date the financial statements were available to be issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Supplemental Schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities

As of and for the Year Ended December 31, 2023

(In thousands)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the termination of reserves:

Investment income earned
Government bonds	$22,261
Other bonds (unaffiliated)	486,098
Preferred stocks (unaffiliated)	183
Common stocks (unaffiliated)	5,195
Common Stocks (affiliated)	6,000
Mortgage loans	94,937
Real estate	18,742
Premium notes, policy loans and liens	28,986
Cash and cash equivalents	4,127
Derivative Instruments	2,178
Other invested assets	38,490
Aggregate write-ins for investment income	2,249
Gross investment income	$709,446
Gross investment income	$709,446

Real estate owned—book value less encumbrances	$87,575
Mortgage loans—book value
Residential mortgages	$-
Commercial mortgages	2,430,793
Total mortgage loans	$2,430,793

Mortgage loans by standing—book value
Good standing	$2,430,793
Good standing with restructured terms	-
Interest overdue more than three months, not in foreclosure	-
Foreclosure in process	-
Total mortgage loans	$2,430,793

Other long-term assets—statement value	$596,396
Common stock of parent, subsidiary, and affiliates—book value	$6,803
Bonds and short-term investments by class and maturity
Bonds by maturity—statement value
Due within one year or less	$395,815
Over 1 year through 5 years	2,405,504
Over 5 years through 10 years	2,515,707
Over 10 years through 20 years	3,086,775
Over 20 years	3,151,929
No maturity date	-
Total by maturity	$11,555,730

Bonds by class—statement value
Class 1	$6,923,526
Class 2	4,264,539
Class 3	321,219
Class 4	34,484
Class 5	11,653
Class 6	309
Total by class	$11,555,730

Total bonds publicly traded	$6,105,147
Total bonds privately placed	$5,450,583

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Preferred stocks—statement value	$17,000
Common stocks—market value	$82,713
Short-term investments - statement value	$5,026
Derivatives - statement value, net	$5,009
Cash (overdraft) on deposit	$116,493
Life insurance in force
Ordinary	$66,699,846
Credit life	$53
Group life	$55,618
Amount of accidental death insurance in force under ordinary policies	$11,510
Life insurance policies with disability provisions in force
Ordinary	$10,842,712
Group life	$47,728,465

Supplementary contracts
Ordinary—not involving life contingencies
Amount on deposit	$18,267
Income payable	$390
Ordinary—involving life contingencies
Income payable	$216
Group—not involving life contingencies
Amount on deposit	$-

Annuities
Ordinary
Immediate—amount of income payable	$34,637
Deferred—fully paid account balance	$9
Deferred—not fully paid account balance	$1,120,557
Group
Amount of income payable	$330,287
Fully paid account balance	$811,749
Not fully paid account balance	$4,471,691
Accident and health insurance—premiums in force
Ordinary	$47,565
Group	$173,846

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Assets and Liabilities, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Deposit funds and dividend accumulations
Deposit funds—account balance	$5,956
Dividend accumulations—account balance	$42,343
Claim payments (by accident year)
Group accident and health
2023	$44,517
2022	$25,876
2021	$8,992
2020	$5,739
2019	$3,750
Prior	$13,777
Other accident and health
2023	$-
2022	$-
2021	$-
2020	$-
2019	$-
Prior	$-
Other coverages that use developmental methods to calculate claims reserves
2023	$-
2022	$-
2021	$-
2020	$-
2019	$-
Prior	$-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Summary Investment Schedule

As of and for the Year Ended December 31, 2023

(In thousands)

The Company’s gross investment holdings as filed in the 2023 Annual Statement are $15,082.0 million.

			Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
			Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3+4) Amount	Percentage of Column 5 Line 13
Investment categories
1.	Long term Bonds (Schedule D, Part 1):
	1.01	U.S. Governments	$782,873	4.916%	$782,873	-	$782,873	4.916%
	1.02	All Other Governments	128,216	0.805%	128,216	-	128,216	0.805%
	1.03	U.S. States, Territories and Possessions etc, Guaranteed	1,812	0.011%	1,812	-	1,812	0.011%
	1.04	U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	-	0.000%	-	-	-	0.000%
	1.05	U.S. Special Revenue & Special Assessment Obligations, etc, Non-Guaranteed	571,385	3.588%	571,385	-	571,385	3.588%
	1.06	Industrial and Miscellaneous	10,014,871	62.88%	10,014,871	76,925	10,091,796	63.37%
	1.07	Hybrid Securities	51,548	0.324%	51,548	-	51,548	0.324%
	1.08	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	1.09	SVO Identified Funds	-	0.000%	-	-	-	0.000%
	1.10	Bank Loans	-	0.000%	-	-	-	0.000%
	1.11	Total Long-Term Bonds	11,550,705	72.525%	11,550,705	76,925	11,627,630	73.015%
2.	Preferred Stocks (Schedule D, Part 2, Sections 1):
	2.01	Industrial and Misc. (Unaffiliated)	17,000	0.107%	17,000	-	17,000	0.107%
	2.02	Parent, Subsidiaries and Affiliates	-	0.000%	-	-	-	0.000%
	2.03	Total Preferred Stocks	17,000	0.107%	17,000	-	17,000	0.107%
3.	Common Stocks (Schedule D, Part 2, Sections 2):
	3.01	Industrial and Misc. (Unaffiliated) Publicly Traded	20	0.000%	20	-	20	0.000%
	3.02	Industrial and Misc. (Unaffiliated) Other	75,890	0.477%	75,890	-	75,890	0.477%
	3.03	Parent, Subsidiaries and Affiliates Publicly Traded	6,803	0.043%	6,803	-	6,803	0.043%
	3.04	Parent, Subsidiaries and Affiliates Other	-	0.000%	-	-	-	0.000%
	3.05	Mutual Funds	-	0.000%	-	-	-	0.000%
	3.06	Total Common Stocks	82,713	0.519%	82,713	-	82,713	0.519%
4.	Mortgage Loans (Schedule B):					-
	4.01	Farm Mortgages	-	0.000%	-	-	37,145,413	233.252%
	4.02	Residential Mortgages	-	0.000%	-	-	-	0.000%
	4.03	Commercial Mortgages	2,431,087	15.264%	2,431,087	-	2,431,087	15.266%
	4.04	Mezzanine Real Estate Loans	-	0.000%	-	-	-	0.000%
	4.05	Total valuation allowance	(294)	-0.002%	(294)	-	(294)	-0.002%
	4.06	Total Mortgage Loans	2,430,793	15.263%	2,430,793	-	2,430,793	15.264%
5.	Real estate (Schedule A):
	5.01	Properties Occupied by Company	75,267	0.473%	75,267	-	75,267	0.473%
	5.02	Properties Held for Production of Income	12,308	0.077%	12,308	-	12,308	0.077%
	5.03	Properties Held for Sale	-	0.000%	-	-	-	0.000%
	5.04	Total Real Estate	87,575	0.550%	87,575	-	87,575	0.550%
6.	Cash, cash equivalents, and short term investments:
	6.01	Cash (Schedule E, Part 1)	116,493	0.731%	116,493	120,080	236,573	1.486%
	6.02	Cash Equivalents, (Schedule E, Part 2)	-	0.000%	-	55,301	55,301	0.347%
	6.03	Short-Term Investments (Schedule DA)	5,026	0.032%	5,026	122,189	127,215	0.799%
	6.04	Total Cash, Cash Equivalents, and Short Term Investments	121,519	0.763%	121,519	297,570	419,089	2.632%
7.	Contract Loans		653,907	4.106%	653,907	-	653,907	4.106%
8.	Derivatives (Schedule DB)		8,069	0.051%	8,069	-	8,069	0.051%
9.	Other Invested Assets (Schedule BA)		597,891	3.754%	596,396	-	596,396	3.745%
10.	Receivables for Securities		1,812	0.011%	1,812	-	1,812	0.011%
11.	Securities Lending (Schedule DL, Part 1)		374,495	2.351%	374,495	xxx	xxx	xxx
12.	Aggregate Write-ins for Invested Assets		-	0.000%	-	-	-	0.000%
13.	Total Invested Assets		$15,926,478	100.00%	$15,924,984	$374,495	$15,924,984	100.00%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories

As of and for the Year Ended December 31, 2023

(In thousands)

1.	State the reporting entity’s total admitted assets as reported on its annual statement: $16,977.2 million

2.	State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

			Percentage of Total
Investment Category		Amount	Admitted Assets
2.01	FEDERAL HOME LOAN BANK	$73,561	0.4%
2.02	KONINKLIJKE PHILIPS NV	62,381	0.4%
2.03	STANLEY BLACK & DECKER INC	67,753	0.4%
2.04	ONEOK INC	56,327	0.3%
2.05	RTX CORP	54,975	0.3%
2.06	TC ENERGY CORP	53,292	0.3%
2.07	NORTHROP GRUMMAN CORP	53,114	0.3%
2.08	EXXON MOBIL CORP	48,926	0.3%
2.09	LOCKHEED MARTIN CORPORATION	48,632	0.3%
2.10	CMS ENERGY CORP	46,411	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating.

		Percentage of Total			Percentage of Total
		Admitted	Preferred		Admitted
Bonds	Amount	Assets	Stocks	Amount	Assets
3.01 NAIC – 1	$6,923,528	40.8%	P/RP – 1	$-	0.0%
3.02 NAIC – 2	4,264,539	25.1%	P/RP – 2	17,000	0.1%
3.03 NAIC – 3	321,218	1.9%	P/RP – 3	-	0.0%
3.04 NAIC – 4	34,484	0.2%	P/RP – 4	-	0.0%
3.05 NAIC – 5	11,653	0.1%	P/RP – 5	-	0.0%
3.06 NAIC – 6	309	0.0%	P/RP – 6	-	0.0%

4.	State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31–Derivative Instruments), including:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

4.01	Total admitted assets held in foreign investments	$2,144,518	12.6%
4.02	Foreign-currency-denominated investments	79,765	0.5%
4.03	Insurance liabilities denominated in that same foreign currency	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage of Total
		Amount	Admitted Assets
5.01	Countries rated NAIC-1	$1,998,704	11.8%
5.02	Countries rated NAIC-2	112,948	0.7%
5.03	Countries rated NAIC-3 or below	32,866	0.2%

6.	Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

				Percentage of Total
			Amount	Admitted Assets
	Countries rated NAIC-1
6.01	Country:	Cayman Islands	$910,911	5.4%
6.02	Country:	Australia	407,006	2.4%

	Countries rated NAIC-2
6.03	Country:	Mexico	$67,678	0.4%
6.04	Country:	Indonesia	11,764	0.1%

	Countries rated NAIC-3 or below
6.05	Country:	Marshall Islands	$22,000	0.1%
6.06	Country:	Columbia	4,569	0.0%

			Percentage of Total
		Amount	Admitted Assets
7. Aggregate unhedged foreign currency exposure		$-	0.0%

8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:
8.01	Countries rated NAIC-1	$-	0.0%
8.02	Countries rated NAIC-2	-	0.0%
8.03	Countries rated NAIC-3 or below	-	0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:
9.01	Country:	$-	0.0%
9.02	Country:	-	0.0%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

10.	List the 10 largest sovereign (i.e. non-governmental) foreign issues:

			Percentage of Total
		Amount	Admitted Assets
10.01	KONINKLIJKE PHILIPS ELECTRONICS NV	$62,381	0.4%
10.02	KEMBLE WATER HOLDINGS LTD	39,066	0.2%
10.03	INVESCO LTD	38,677	0.2%
10.04	SIEMENS AG	29,166	0.2%
10.05	CSL LTD	28,436	0.2%
10.06	AMERICA MOVIL SAB DE CV	26,300	0.2%
10.07	FORT WASHINGTON CLO 2019-1 FWIA_19-1A	25,000	0.1%
10.08	DIAMETER CREDIT FUNDING DCF_21-4	25,000	0.1%
10.09	ROYAL DUTCH SHELL PLC	23,561	0.1%
10.10	PERNOD-RICARD SA	23,512	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☒ No ☐

11.01	Total admitted assets held in Canadian investments	$-	0.0%
11.02	Canadian-currency denominated investments	-	0.0%
11.03	Canadian-denominated insurance liabilities	-	0.0%
11.04	Unhedged Canadian currency exposure	-	0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

13.	Amounts and percentages of admitted assets held in the ten largest equity interests:

Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets?

Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
13.02	FEDERAL HOME LOAN BANK	$73,561	0.4%
13.03	NEUBERGER BERMAN	39,639	0.2%
13.04	HARBOURVEST	37,868	0.2%
13.05	PIMCO	29,099	0.2%
13.06	HGGC	26,163	0.2%
13.07	BLACKROCK	17,697	0.1%
13.08	RED REEF PARTNERS	16,716	0.1%
13.09	GOLUB CAPITAL	16,168	0.1%
13.10	MONARCH CAPITAL PARTNERS	15,234	0.1%
13.11	MADISON CAPITAL	15,036	0.1%

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

14.	Amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities:

Are assets held in in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? Yes ☐ No ☒

			Percentage of Total
		Amount	Admitted Assets
14.02	Aggregate statement value of investments held in nonaffiliated, privately placed equities	$523,396	3.1%

	Largest three investments held in nonaffiliated, privately placed equities:
14.03	FEDERAL HOME LOAN BANK	$73,561	0.4%
14.04	PIMCO CORPORATE OPPORTUNITIES FUND III	21,034	0.1%
14.05	HARBOURVEST CREDIT OPPORTUNITIES FUND II	19,716	0.1%

List 10 largest fund managers:

	Fund Manager	Total Invested	Diversified	Nondiversified
14.06	NEUBERGER BERMAN	$39,639	$39,639	$-
14.07	HARBOURVEST	37,868	37,868	-
14.08	PIMCO	29,099	29,099	-
14.09	HGGC	26,163	26,163	-
14.10	BLACKROCK	17,697	17,697	-
14.11	RED REEF PARTNERS	16,716	16,716	-
14.12	GOLUB CAPITAL	16,168	16,168	-
14.13	MONARCH CAPITAL PARTNERS	15,234	15,234	-
14.14	MADISON CAPITAL	15,036	15,036	-
14.15	PACIFIC PRIVATE FUND ADVISORS	14,164	14,164	-

15.	Is not applicable because the Company’s general partnership interests are less than 2.5% of admitted assets.

16.	With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity’s total admitted assets? Yes ☐ No ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage of Total
	Type (Residential, Commercial, Agricultural)	Amount	Admitted Assets
16.02	Commerical	$33,000	0.2%
16.03	Commerical	27,055	0.2%
16.04	Commerical	26,851	0.2%
16.05	Commerical	26,003	0.2%
16.06	Commerical	26,000	0.2%
16.07	Commerical	23,405	0.1%
16.08	Commerical	22,446	0.1%
16.09	Commerical	22,000	0.1%
16.10	Commerical	21,621	0.1%
16.11	Commerical	21,000	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

			Percentage of Total
		Amount	Admitted Assets
16.12	Construction loans	$-	0.0%
16.13	Mortgage loans over 90 days past due	-	0.0%
16.14	Mortgage loans in the process of foreclosure	-	0.0%
16.15	Mortgage loans foreclosed	-	0.0%
16.16	Restructured mortgage loans	-	0.0%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage of Total		Percentage of Total		Percentage of Total
Loan-to Value	Amount	Admitted Assets	Amount	Admitted Assets	Amount	Admitted Assets
17.01 above 95%	$-	0.0%	$-	0.0%	$-	0.0%
17.02 91% to 95%	-	0.0%	-	0.0%	-	0.0%
17.03 81% to 90%	-	0.0%	-	0.0%	-	0.0%
17.04 71% to 80%	-	0.0%	15,400	0.1%	-	0.0%
17.05 below 70%	-	0.0%	2,415,393	14.2%	-	0.0%

Line 18 is not applicable because the Company’s investments held in real estate are less than 2.5% of admitted assets.

Line 19 is not applicable because the Company’s investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Investment Risk Interrogatories, continued

As of and for the Year Ended December 31, 2023

(In thousands)

Line 20 Securities lending or repurchase agreements.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Securities lending (do not include assets held as collateral for such transactions)	$5,394,761	31.8%	$5,134,926	$5,135,531	$5,223,582
Repurchase agreements	-	0.0%	-	-	-
Reverse repurchase agreements	-	0.0%	-	-	-
Dollar repurchase agreements	-	0.0%	-	-	-
Dollar reverse repurchase agreements	-	0.0%	-	-	-

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps, and floors.

Line 22 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$127,400	0.8%	$75,000	$229,300	$180,200
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

Line 23 Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts.

	At Year-End
	Percentage of Total		At End of Each Quarter
		Admitted	1st Qtr	2nd Qtr	3rd Qtr
	Amount	Asset	Amount	Amount	Amount
			(unaudited)	(unaudited)	(unaudited)
Hedging	$1,934,744	11.4%	$1,405,169	$3,132,745	$2,700,092
Income generation	-	0.0%	-	-	-
Replications	-	0.0%	-	-	-
Other	-	0.0%	-	-	-

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2023

(In thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☐ No ☐ N/A ☒

2.            Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☐ No ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply: __________

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Supplemental Schedule of Reinsurance Disclosures, continued

For the Year Ended December 31, 2023

(In thousands)

3.             Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.            Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.            Provisions that permit settlements to be made less frequently than quarterly;

c.            Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

d.            The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes ☐ No ☒

4.            Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period[1]	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.            Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.            Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes ☐ No ☐ N/A ☒

b.            Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

This accompanying note is an integral part of these supplemental schedules

American United Life Insurance Company

Notes to the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule, Supplemental Investment Risk Interrogatories and Supplemental Schedule of Reinsurance Disclosures

For the Year Ended December 31, 2023

(In thousands)

Basis of Presentation

The accompanying schedules and interrogatories present selected financial data as of December 31, 2023 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners’ Annual Statement Instructions and agree to or are included in the amounts reported in the Company’s 2023 Statutory Annual Statement as filed with the IDOI.

Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

This accompanying note is an integral part of these supplemental schedules